================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1

SCHEDULES OF INVESTMENTS
  Enhanced U.S. Large Company Portfolio....................................   3
  U.S. Large Cap Value Portfolio...........................................   7
  U.S. Targeted Value Portfolio............................................   8
  U.S. Small Cap Value Portfolio...........................................  36
  U.S. Core Equity 1 Portfolio.............................................  60
  U.S. Core Equity 2 Portfolio............................................. 113
  U.S. Vector Equity Portfolio............................................. 167
  U.S. Small Cap Portfolio................................................. 218
  U.S. Micro Cap Portfolio................................................. 259
  DFA Real Estate Securities Portfolio..................................... 294
  Large Cap International Portfolio........................................ 297
  International Core Equity Portfolio...................................... 323
  International Small Company Portfolio.................................... 411
  Japanese Small Company Portfolio......................................... 412
  Asia Pacific Small Company Portfolio..................................... 412
  United Kingdom Small Company Portfolio................................... 413
  Continental Small Company Portfolio...................................... 413
  DFA International Real Estate Securities Portfolio....................... 414
  DFA Global Real Estate Securities Portfolio.............................. 420
  DFA International Small Cap Value Portfolio.............................. 421
  International Vector Equity Portfolio.................................... 461
  World ex U.S. Value Portfolio............................................ 533
  Selectively Hedged Global Equity Portfolio............................... 534
  Emerging Markets Portfolio............................................... 535
  Emerging Markets Value Portfolio......................................... 535
  Emerging Markets Small Cap Portfolio..................................... 536
  Emerging Markets Core Equity Portfolio................................... 537
  DFA Commodity Strategy Portfolio......................................... 599
  DFA One-Year Fixed Income Portfolio...................................... 604
  DFA Two-Year Global Fixed Income Portfolio............................... 608
  DFA Selectively Hedged Global Fixed Income Portfolio..................... 612
  DFA Short-Term Government Portfolio...................................... 616
  DFA Five-Year Global Fixed Income Portfolio.............................. 618
  DFA World ex U.S. Government Fixed Income Portfolio...................... 622
  DFA Intermediate Government Fixed Income Portfolio....................... 624
  DFA Short-Term Extended Quality Portfolio................................ 626
  DFA Intermediate-Term Extended Quality Portfolio......................... 634
  DFA Investment Grade Portfolio........................................... 641
  DFA Inflation-Protected Securities Portfolio............................. 642
  DFA Short-Term Municipal Bond Portfolio.................................. 643
  DFA Intermediate-Term Municipal Bond Portfolio........................... 652
  DFA California Short-Term Municipal Bond Portfolio....................... 657
  DFA California Intermediate-Term Municipal Bond Portfolio................ 664

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

  CSTG&E U.S. Social Core Equity 2 Portfolio..............................  669
  CSTG&E International Social Core Equity Portfolio.......................  706
  Dimensional Retirement Equity Fund II...................................  743
  Dimensional Retirement Fixed Income Fund II.............................  744
  Dimensional Retirement Fixed Income Fund III............................  745
  U.S. Social Core Equity 2 Portfolio.....................................  746
  U.S. Sustainability Core 1 Portfolio....................................  787
  International Sustainability Core 1 Portfolio...........................  828
  DFA International Value ex Tobacco Portfolio............................  870
  Emerging Markets Social Core Equity Portfolio...........................  879
  Tax-Managed U.S. Marketwide Value Portfolio.............................  924
  Tax-Managed U.S. Equity Portfolio.......................................  925
  Tax-Managed U.S. Targeted Value Portfolio...............................  970
  Tax-Managed U.S. Small Cap Portfolio....................................  997
  T.A. U.S. Core Equity 2 Portfolio....................................... 1032
  Tax-Managed DFA International Value Portfolio........................... 1082
  T.A. World ex U.S. Core Equity Portfolio................................ 1093
  LWAS/DFA International High Book to Market Portfolio.................... 1204
  VA U.S. Targeted Value Portfolio........................................ 1205
  VA U.S. Large Value Portfolio........................................... 1230
  VA International Value Portfolio........................................ 1236
  VA International Small Portfolio........................................ 1246
  VA Short-Term Fixed Portfolio........................................... 1293
  VA Global Bond Portfolio................................................ 1296

NOTES TO SCHEDULES OF INVESTMENTS
  Organization............................................................ 1299
  Security Valuation...................................................... 1299
  Financial Instruments................................................... 1301
  Federal Tax Cost........................................................ 1311
  Other................................................................... 1313
  Subsequent Event Evaluations............................................ 1314

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
  The U.S. Large Cap Value Series......................................... 1316
  The DFA International Value Series...................................... 1322
  The Japanese Small Company Series....................................... 1334
  The Asia Pacific Small Company Series................................... 1360
  The United Kingdom Small Company Series................................. 1379
  The Continental Small Company Series.................................... 1387
  The Emerging Markets Series............................................. 1414
  The Emerging Markets Small Cap Series................................... 1433
  The Tax-Managed U.S. Marketwide Value Series............................ 1483

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

NOTES TO SCHEDULES OF INVESTMENTS
  Organization............................................................ 1507
  Security Valuation...................................................... 1507
  Financial Instruments................................................... 1508
  Federal Tax Cost........................................................ 1509
  Other................................................................... 1509
  Subsequent Event Evaluations............................................ 1510

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS................................................... 1512

NOTES TO SCHEDULE OF INVESTMENTS
  Organization............................................................ 1551
  Security Valuation...................................................... 1551
  Financial Instruments................................................... 1552
  Federal Tax Cost........................................................ 1553
  Other................................................................... 1553
  Subsequent Event Evaluations............................................ 1553

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

Investment Abbreviations

  ADR                     American Depositary Receipt
  AGM                     Assured Guaranty Municipal Corporation
  AMBAC                   American Municipal Bond Assurance Corporation
  ASSURED GTY             Assured Guaranty
  CP                      Certificate Participation
  ETM                     Escrowed to Maturity
  FGIC                    Federal Guaranty Insurance Corporation
  FPR                     Fully Paid Rights
  FSA                     Financial Security Assurance
  FNMA                    Federal National Mortgage Association
  GDR                     Global Depositary Receipt
  GO                      General Obligation
  GO OF CMNWLTH           General Obligation of Commonwealth
  GO OF UNIV              General Obligation of University
  NATL-RE                 Credit rating enhanced by guaranty or insurance from
                          National Public Finance Guarantee Corp.
  NATL-RE FGIC            National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
  NVDR                    Non-Voting Depository Receipt
  P.L.C.                  Public Limited Company
  PSF-GTD                 Public School Fund Guarantee
  RB                      Revenue Bond
  REIT                    Real Estate Investment Trust
  SA                      Special Assessment
  SCH BD GTY              School Bond Guaranty
  SCSDE                   South Carolina State Department of Education
  SD CRED PROG            School District Credit Program
  SDR                     Special Drawing Rights
  SPDR                    Standard & Poor's Depository Receipts
  ST AID WITHHLDG         State Aid Withholding
  ST GTD                  State Guaranteed
  TAN                     Tax Anticipation Note

Investment Footnotes

  +                       See Security Valuation Note within the Notes to
                          Schedules of Investments.
  ++                      Securities have generally been fair valued. See
                          Security Valuation Note within the Notes to
                          Schedules of Investments.
  *                       Non-Income Producing Securities.
  #                       Total or Partial Securities on Loan.
  ^                       Denominated in local currency or the Euro, unless
                          otherwise noted.
  ^^                      See Federal Tax Cost Note within the Notes to
                          Schedules of Investments.
  @                       Security purchased with cash proceeds from
                          Securities on Loan.
  o                       Security is being fair valued as of July 31, 2012.
  (r)                     The adjustable or variable rate shown is effective
                          as of July 31, 2012.
  (t)                     Face Amount denominated in Australian Dollars.
  (g)                     Face Amount denominated in British Pounds.
  (c)                     Face Amount denominated in Canadian Dollars.
  (e)                     Face Amount denominated in Euro.
  (z)                     Face Amount denominated in New Zealand Dollars.
  (s)                     Face Amount denominated in Swedish Krona.
  (n)                     Face Amount denominated in Norwegian Krone.
  (u)                     Face Amount denominated in United States Dollars.
  (S)                     Affiliated Fund.

Schedules of Investments
________________________

  -- Amounts designated as -- are either zero or rounded to zero.
  !                       Security segregated as collateral for the Open
                          Futures Contracts.
  @@                      Security segregated as collateral for Swap
                          Agreements.

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^      VALUE+
                                                                                      -------      ------
                                                                                       (000)
BONDS -- (82.8%)
AUSTRALIA -- (2.7%)
BHP Billiton Finance USA, Ltd.
(u)   4.800%, 04/15/13...............................................................    600  $   618,560
Westpac Banking Corp.
(e)   6.500%, 06/24/13...............................................................  3,500    4,531,069
                                                                                              -----------
TOTAL AUSTRALIA......................................................................           5,149,629
                                                                                              -----------
AUSTRIA -- (4.8%)
KA Finanz AG
      2.250%, 03/24/14...............................................................  4,300    5,438,113
Republic of Austria
(u)   5.000%, 05/19/14...............................................................  3,500    3,761,828
                                                                                              -----------
TOTAL AUSTRIA........................................................................           9,199,941
                                                                                              -----------
CANADA -- (8.8%)
British Columbia, Province of Canada
      5.500%, 04/24/13...............................................................  2,000    2,055,342
Canadian Imperial Bank of Commerce
(u)   1.450%, 09/13/13...............................................................    600      607,051
Canadian National Railway Co.
(u)   4.400%, 03/15/13...............................................................    600      614,195
Canadian Natural Resources, Ltd.
(u)   5.150%, 02/01/13...............................................................    600      613,491
Encana Corp.
(u)   4.750%, 10/15/13...............................................................    800      834,516
Husky Energy, Inc.
(u)   5.900%, 06/15/14...............................................................  1,000    1,089,619
Ontario, Province of Canada
      5.500%, 04/17/13...............................................................  4,000    4,105,471
(u)   4.100%, 06/16/14...............................................................  1,000    1,067,170
Toronto-Dominion Bank (The)
(u)   1.375%, 07/14/14...............................................................  5,000    5,085,745
TransCanada PipeLines, Ltd.
(u)   4.000%, 06/15/13...............................................................    685      706,119
                                                                                              -----------
TOTAL CANADA.........................................................................          16,778,719
                                                                                              -----------
DENMARK -- (3.6%)
FIH Erhvervsbank A.S.
(u)   2.450%, 08/17/12...............................................................  2,800    2,802,117
Kommunekredit A.S.
(u)   1.250%, 09/03/13...............................................................  4,000    4,030,880
                                                                                              -----------
TOTAL DENMARK........................................................................           6,832,997
                                                                                              -----------

                                                                                       FACE
                                                                                      AMOUNT^      VALUE+
                                                                                      -------      ------
                                                                                       (000)

FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.946%, 02/07/13...............................................................    500  $   500,384
                                                                                              -----------
FRANCE -- (9.1%)
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 03/17/14...............................................................  5,000    5,065,890
Reseau Ferre de France
      4.625%, 03/17/14...............................................................  3,000    3,937,673
Societe Financement de l'Economie Francaise SA
      3.250%, 01/16/14...............................................................  3,500    4,487,359
Total Capital SA
(g)   5.500%, 01/29/13...............................................................  2,500    4,007,321
                                                                                              -----------
TOTAL FRANCE.........................................................................          17,498,243
                                                                                              -----------
GERMANY -- (8.7%)
Deutsche Bank AG
(u)   2.375%, 01/11/13...............................................................    600      604,078
Kreditanstalt fur Wiederaufbau
(u)   4.000%, 10/15/13...............................................................  3,000    3,131,880
Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14...............................................................  3,000    3,853,299
Landwirtschaftliche Rentenbank
(u)   4.125%, 07/15/13...............................................................  4,000    4,144,444
NRW.Bank
(u)   1.375%, 08/26/13...............................................................  5,000    5,031,905
                                                                                              -----------
TOTAL GERMANY........................................................................          16,765,606
                                                                                              -----------
NETHERLANDS -- (9.3%)
Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14...............................................................  3,000    3,892,684
Diageo Finance BV
(u)   5.500%, 04/01/13...............................................................    600      620,203
Koninklijke Philips Electronics NV
(u)   7.250%, 08/15/13...............................................................  1,000    1,065,129
Nederlandse Waterschapsbank NV
(u)   1.375%, 05/16/14...............................................................  3,000    3,025,920
Rabobank Nederland NV
(u)   2.500%, 12/12/13...............................................................  2,000    2,033,908

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^      VALUE+
                                                                                      -------      ------
                                                                                       (000)

NETHERLANDS -- (Continued)
      4.375%, 01/22/14...............................................................  2,000  $ 2,587,666
SNS Bank NV
      3.500%, 03/10/14...............................................................  3,500    4,517,478
                                                                                              -----------
TOTAL NETHERLANDS....................................................................          17,742,988
                                                                                              -----------
NORWAY -- (1.5%)
Eksportfinans ASA
(u)   1.875%, 04/02/13...............................................................  3,000    2,958,000
                                                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.1%)
Eurofima
(c)   4.875%, 12/04/12...............................................................  2,500    2,520,275
(u)   4.250%, 02/04/14...............................................................  2,500    2,629,500
European Financial Stability Facility
(e)   1.000%, 03/12/14...............................................................  1,000    1,244,413
European Investment Bank
(u)   3.125%, 06/04/14...............................................................  5,000    5,234,300
                                                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................................          11,628,488
                                                                                              -----------
SWEDEN -- (2.4%)
Svenska Handelsbanken AB
(e)   4.875%, 03/25/14...............................................................  3,500    4,599,541
                                                                                              -----------
SWITZERLAND -- (0.3%)
Credit Suisse New York AG
(u)   5.000%, 05/15/13...............................................................    600      618,851
                                                                                              -----------
UNITED KINGDOM -- (2.6%)
Barclays Bank P.L.C.
(u)   5.450%, 09/12/12...............................................................  1,500    1,507,557
(u)   5.200%, 07/10/14...............................................................    300      317,321
BP Capital Markets P.L.C.
(u)   5.250%, 11/07/13...............................................................  1,250    1,325,539
Diageo Capital P.L.C.
(u)   7.375%, 01/15/14...............................................................    800      878,141
Vodafone Group P.L.C.
(u)   5.000%, 12/16/13...............................................................  1,000    1,059,642
                                                                                              -----------
TOTAL UNITED KINGDOM.................................................................           5,088,200
                                                                                              -----------
UNITED STATES -- (22.6%)
Allstate Corp. (The)
      7.500%, 06/15/13............................................................... $  489      518,340

                                                                                       FACE
                                                                                      AMOUNT       VALUE+
                                                                                      ------       ------
                                                                                       (000)

UNITED STATES -- (Continued)
American Express Bank FSB
      5.550%, 10/17/12............................................................... $  600  $   606,211
American Express Credit Corp.
      7.300%, 08/20/13...............................................................    500      533,847
Anheuser-Busch Cos., Inc.
      4.375%, 01/15/13...............................................................    700      710,708
Apache Corp.
      5.250%, 04/15/13...............................................................    700      723,507
Assurant, Inc.
      5.625%, 02/15/14...............................................................  1,000    1,046,883
Avery Dennison Corp.
      4.875%, 01/15/13...............................................................    600      611,747
BB&T Corp.
      3.375%, 09/25/13...............................................................    600      617,918
BlackRock, Inc.
      2.250%, 12/10/12...............................................................    600      603,391
Bristol-Myers Squibb Co.
      5.250%, 08/15/13...............................................................    345      362,510
Burlington Northern Santa Fe LLC
      4.300%, 07/01/13...............................................................    600      620,569
Campbell Soup Co.
      4.875%, 10/01/13...............................................................    251      263,639
Caterpillar Financial Services Corp.
      2.000%, 04/05/13...............................................................    650      657,253
CenterPoint Energy Resources Corp.
      7.875%, 04/01/13...............................................................    600      627,829
Cisco Systems, Inc.
      1.625%, 03/14/14...............................................................  1,000    1,021,168
Citigroup, Inc.
      5.300%, 10/17/12...............................................................  1,400    1,413,308
Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13...............................................................    948      953,488
Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13...............................................................    600      629,557
Computer Sciences Corp.
      5.000%, 02/15/13...............................................................    600      612,000
Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13...............................................................    250      257,330
Daimler Finance North America LLC
      6.500%, 11/15/13...............................................................  1,500    1,609,144
Dell, Inc.
      1.400%, 09/10/13...............................................................    600      605,804

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT         VALUE+
                                                                                        ------         ------
                                                                                        (000)

UNITED STATES -- (Continued)
Dominion Resources, Inc.
      5.000%, 03/15/13............................................................... $      600 $    616,154
Dow Chemical Co. (The)
      6.000%, 10/01/12...............................................................        385      388,250
Enterprise Products Operating LLC
      9.750%, 01/31/14...............................................................      1,000    1,127,322
Fifth Third Bancorp
      6.250%, 05/01/13...............................................................        600      623,999
General Electric Capital Corp.
      1.875%, 09/16/13...............................................................      1,500    1,521,825
      2.100%, 01/07/14...............................................................      3,500    3,560,494
Georgia Power Co.
      1.300%, 09/15/13...............................................................        700      706,078
Goldman Sachs Group, Inc. (The)
      5.450%, 11/01/12...............................................................      1,360    1,375,901
Hewlett-Packard Co.
      4.500%, 03/01/13...............................................................        600      611,751
      1.250%, 09/13/13...............................................................        500      501,216
Historic TW, Inc.
      9.125%, 01/15/13...............................................................        600      622,334
HSBC Finance Corp.
      6.375%, 11/27/12...............................................................        600      610,951
John Deere Capital Corp.
      4.500%, 04/03/13...............................................................        700      719,562
JPMorgan Chase & Co.
      5.375%, 10/01/12...............................................................        800      806,401
Kimberly-Clark Corp.
      5.000%, 08/15/13...............................................................        600      629,053
Kroger Co. (The)
      5.500%, 02/01/13...............................................................        600      614,193
MetLife, Inc.
      5.375%, 12/15/12...............................................................      1,000    1,018,198
      5.000%, 11/24/13...............................................................        350      369,389
Nisource Finance Corp.
      6.150%, 03/01/13...............................................................        273      281,701
Paccar Financial Corp.
      2.050%, 06/17/13...............................................................        600      607,750
Philip Morris International, Inc.
      4.875%, 05/16/13...............................................................        600      620,957
Praxair, Inc.
      2.125%, 06/14/13...............................................................        815      825,882
Prudential Financial, Inc.
      5.150%, 01/15/13...............................................................        600      611,979
Reynolds American, Inc.
      7.250%, 06/01/13...............................................................        600      631,242
St. Jude Medical, Inc.
      2.200%, 09/15/13...............................................................        800      813,633

                                                                                         FACE
                                                                                        AMOUNT         VALUE+
                                                                                        ------         ------
                                                                                        (000)

UNITED STATES -- (Continued)
SunTrust Banks, Inc.
      5.250%, 11/05/12............................................................... $      500 $    505,899
TD Ameritrade Holding Corp.
      2.950%, 12/01/12...............................................................        700      704,675
Time Warner Cable, Inc.
      6.200%, 07/01/13...............................................................      1,000    1,048,736
Travelers Property Casualty Corp.
      5.000%, 03/15/13...............................................................        700      720,137
Union Bank NA
      2.125%, 12/16/13...............................................................      1,050    1,070,104
UnitedHealth Group, Inc.
      4.875%, 04/01/13...............................................................        600      617,141
Verizon Communications, Inc.
      4.350%, 02/15/13...............................................................        600      612,470
Wachovia Corp.
      5.500%, 05/01/13...............................................................      1,000    1,037,326
Wells Fargo Bank & Co.
      4.375%, 01/31/13...............................................................        500      509,770
                                                                                                 ------------
TOTAL UNITED STATES..................................................................              43,248,624
                                                                                                 ------------
TOTAL BONDS..........................................................................             158,610,211
                                                                                                 ------------
AGENCY OBLIGATIONS -- (9.8%)
Federal Home Loan Bank Discount Note
!     1.000%, 10/03/12...............................................................      5,000    4,999,125
Federal Home Loan Mortgage Corporation Discount Note
!     1.000%, 10/01/12...............................................................      4,700    4,699,206
Federal National Mortgage Association
      0.750%, 12/18/13...............................................................      9,000    9,064,395
                                                                                                 ------------
TOTAL AGENCY OBLIGATIONS.............................................................              18,762,726
                                                                                                 ------------

                                                                                          SHARES
                                                                                          ------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
      SPDR Trust Series I............................................................     44,100    6,073,011
                                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (4.2%)
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares............  8,016,517    8,016,517
                                                                                                 ------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,763,380)^^..............................................................            $191,462,465
                                                                                                 ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds............................          -- $158,610,211   --    $158,610,211
Agency Obligations...............          --   18,762,726   --      18,762,726
Exchange-Traded Fund............. $ 6,073,011           --   --       6,073,011
Temporary Cash Investments.......   8,016,517           --   --       8,016,517
Forward Currency Contracts**.....          --      771,905   --         771,905
Futures Contracts**..............   2,153,463           --   --       2,153,463
                                  ----------- ------------   --    ------------
TOTAL............................ $16,242,991 $178,144,842   --    $194,387,833
                                  =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

                        U.S. LARGE CAP VALUE PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................. $7,765,978,278
                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $6,100,715,831)^^.................................. $7,765,978,278
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                        ------      ------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (14.4%)
   *1-800-FLOWERS.COM, Inc. Class A................................... 131,431 $   461,323
    A.H. Belo Corp. Class A...........................................  96,027     397,552
    Aaron's, Inc......................................................  61,803   1,812,682
    Acme United Corp..................................................  12,718     137,354
  #*ALCO Stores, Inc..................................................   2,172      14,596
    Ambassadors Group, Inc............................................   3,075      16,790
    Amcon Distributing Co.............................................     228      14,364
   #American Greetings Corp. Class A..................................  38,000     505,020
   *America's Car-Mart, Inc...........................................  56,120   2,574,786
   *Arctic Cat, Inc...................................................  65,328   2,874,432
    Ark Restaurants Corp..............................................  11,570     172,509
   *Asbury Automotive Group, Inc......................................  47,273   1,236,662
   *Ascent Capital Group, Inc. Class A................................  61,386   3,055,795
   *Ballantyne Strong, Inc............................................  68,354     365,694
  #*Barnes & Noble, Inc............................................... 294,267   3,904,923
    Bassett Furniture Industries, Inc.................................  49,720     609,070
   *Beasley Broadcast Group, Inc. Class A.............................  15,520      77,910
  #*Beazer Homes USA, Inc............................................. 386,381     896,404
    bebe stores, Inc.................................................. 370,532   2,223,192
    Belo Corp. Class A................................................ 309,296   2,118,678
    Benihana, Inc.....................................................  58,351     946,453
    Big 5 Sporting Goods Corp.........................................  58,345     439,921
   *Biglari Holdings, Inc.............................................   6,438   2,419,078
   *Bluegreen Corp.................................................... 141,582     678,178
    Blyth, Inc........................................................  67,526   2,314,791
   #Bob Evans Farms, Inc.............................................. 137,688   5,303,742
   #Bon-Ton Stores, Inc. (The)........................................  83,277     549,628
  #*Books-A-Million, Inc..............................................  53,259     125,691
    Bowl America, Inc. Class A........................................   1,330      16,692
  #*Boyd Gaming Corp.................................................. 273,360   1,558,152
    Brown Shoe Co., Inc............................................... 218,061   3,000,519
   #Brunswick Corp....................................................  23,971     527,122
   *Build-A-Bear Workshop, Inc........................................ 110,392     513,323
   *Cabela's, Inc..................................................... 326,469  14,997,986
   *Cache, Inc........................................................  71,789     251,262
   #Callaway Golf Co.................................................. 309,787   1,700,731
   *Cambium Learning Group, Inc.......................................  60,806      69,015
    Canterbury Park Holding Corp......................................   9,680     101,156
   *Career Education Corp.............................................  61,200     288,252
   *Carmike Cinemas, Inc..............................................   7,873     109,435
    Carriage Services, Inc............................................  64,134     518,203
   *Carrols Restaurant Group, Inc.....................................  48,876     264,419
  #*Carter's, Inc.....................................................  12,900     653,643
   *Casual Male Retail Group, Inc..................................... 165,186     627,707
    Cato Corp. Class A (The)..........................................  10,049     281,372
   *Cavco Industries, Inc.............................................  32,352   1,548,367
  #*Central European Media Enterprises, Ltd. Class A..................   3,634      18,315
   *Charles & Colvard, Ltd............................................  25,087      93,073
   *Children's Place Retail Stores, Inc. (The)........................   3,088     156,870
    Christopher & Banks Corp.......................................... 135,229     294,799
   #Churchill Downs, Inc..............................................  58,581   3,241,873
   *Citi Trends, Inc..................................................  27,938     419,908
   *Clear Channel Outdoor Holdings, Inc. Class A......................  95,244     481,935
   *Coast Distribution System, Inc. (The).............................   1,305       2,466
   *Cobra Electronics Corp............................................  24,371     111,375
   *Collective Brands, Inc............................................ 293,947   6,325,739
    Collectors Universe, Inc..........................................   7,980     116,428
  #*Conn's, Inc....................................................... 155,838   2,781,708

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
    Core-Mark Holding Co., Inc........................................  59,937 $ 2,894,358
  #*Corinthian Colleges, Inc.......................................... 417,553     843,457
    CSS Industries, Inc...............................................  16,936     317,381
    Culp, Inc.........................................................  21,266     212,660
   *Cumulus Media, Inc. Class A.......................................  53,069     133,734
   *Cybex International, Inc..........................................  25,088      30,858
   #D.R. Horton, Inc.................................................. 375,170   6,614,247
   *dELiA*s, Inc......................................................  74,878     113,815
   *Delta Apparel, Inc................................................  32,080     449,120
    Destination Maternity Corp........................................   9,103     162,853
  o*DGSE Cos., Inc....................................................     591       4,391
  #*Digital Generation, Inc...........................................  26,188     279,164
    Dillard's, Inc. Class A........................................... 230,083  15,008,314
  #*DineEquity, Inc...................................................  82,392   4,391,494
   *Dixie Group, Inc. (The)...........................................  23,903      82,704
   *Dorman Products, Inc..............................................   2,734      78,520
    Dover Downs Gaming & Entertainment, Inc...........................  38,372     104,756
   *Dover Motorsports, Inc............................................  12,359      18,538
  #*DreamWorks Animation SKG, Inc. Class A............................ 167,505   3,216,096
   *Drew Industries, Inc..............................................  62,944   1,690,676
   *E.W. Scripps Co. Class A (The).................................... 229,697   2,133,885
  #*Education Management Corp.........................................  34,458     129,562
    Educational Development Corp......................................   2,346       9,619
   *Emerson Radio Corp................................................  89,291     179,475
  #*Entercom Communications Corp. Class A.............................  41,963     228,279
    Escalade, Inc.....................................................   2,143      12,858
   #Ethan Allen Interiors, Inc........................................  43,835     904,316
   *Exide Technologies................................................ 143,345     420,001
   *Famous Dave's of America, Inc.....................................     393       4,087
   *Federal-Mogul Corp................................................ 163,049   1,622,338
   *Fisher Communications, Inc........................................  40,982   1,309,785
    Flexsteel Industries, Inc.........................................  19,212     410,945
    Foot Locker, Inc.................................................. 404,082  13,342,788
    Fred's, Inc. Class A.............................................. 184,703   2,622,783
    Frisch's Restaurants, Inc.........................................   1,624      52,796
  #*Fuel Systems Solutions, Inc.......................................  92,872   1,645,692
   *Full House Resorts, Inc...........................................  73,664     201,103
   *Furniture Brands International, Inc............................... 200,568     220,625
   *Gaiam, Inc. Class A...............................................  49,050     168,242
   #GameStop Corp. Class A............................................ 635,798  10,185,484
    Gaming Partners International Corp................................  17,120     105,973
    Gannett Co., Inc.................................................. 274,504   3,873,251
  #*Gaylord Entertainment Co.......................................... 200,672   7,374,696
   *Genesco, Inc......................................................  96,884   6,415,658
   *G-III Apparel Group, Ltd..........................................  54,498   1,339,016
   *Gray Television, Inc.............................................. 168,991     283,905
   #Group 1 Automotive, Inc........................................... 146,690   7,884,588
   *Hallwood Group, Inc. (The)........................................     101         995
    Harte-Hanks, Inc.................................................. 228,738   1,441,049
    Haverty Furniture Cos., Inc.......................................  90,668   1,022,735
    Haverty Furniture Cos., Inc. Class A..............................     844       9,622
   *Heelys, Inc.......................................................  97,307     189,749
   *Helen of Troy, Ltd................................................ 149,984   4,568,513
  #*hhgregg, Inc...................................................... 122,869     845,339
   *Hollywood Media Corp..............................................   6,339       8,431
    Hooker Furniture Corp.............................................  54,414     641,541
    Hot Topic, Inc.................................................... 273,884   2,782,661
  #*Iconix Brand Group, Inc........................................... 354,283   6,281,438
    International Speedway Corp. Class A.............................. 126,293   3,238,153
   *Isle of Capri Casinos, Inc........................................ 139,625     819,599
   *J. Alexander's Corp...............................................   7,430      96,887

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
    JAKKS Pacific, Inc................................................  61,260 $   981,385
    Jarden Corp....................................................... 171,458   7,749,902
   *Johnson Outdoors, Inc. Class A....................................  20,896     437,353
    Jones Group, Inc. (The)........................................... 380,255   4,019,295
   *Journal Communications, Inc. Class A.............................. 295,845   1,638,981
   #KB Home........................................................... 256,738   2,372,259
   *Kenneth Cole Productions, Inc. Class A............................  44,717     672,544
   *Kid Brands, Inc...................................................  72,321     110,651
   *Kirkland's, Inc...................................................  74,499     805,334
   *Krispy Kreme Doughnuts, Inc....................................... 121,886     743,505
  #*K-Swiss, Inc. Class A.............................................  96,685     300,690
    Lacrosse Footwear, Inc............................................  13,558     270,482
   *Lakeland Industries, Inc..........................................  27,527     181,678
   *La-Z-Boy, Inc..................................................... 239,295   2,861,968
   *LeapFrog Enterprises, Inc......................................... 111,824   1,284,858
   *Lee Enterprises, Inc.............................................. 149,966     187,458
   #Lennar Corp. Class A.............................................. 638,026  18,636,739
    Lennar Corp. Class B Voting.......................................  64,000   1,452,800
   *Liberty Media Corp. - Liberty Capital Class A.....................   1,200     113,520
    Lifetime Brands, Inc..............................................  57,345     738,604
    Lincoln Educational Services Corp.................................  38,993     170,009
    Lithia Motors, Inc. Class A....................................... 106,247   2,960,041
   *Live Nation Entertainment, Inc.................................... 842,685   7,516,750
   *Luby's, Inc....................................................... 122,662     813,249
   *M/I Homes, Inc....................................................  89,787   1,489,566
    Mac-Gray Corp.....................................................  61,347     848,429
   *Madison Square Garden Co. Class A (The)........................... 158,485   5,745,081
   *Maidenform Brands, Inc............................................  24,300     512,244
    Marcus Corp....................................................... 106,855   1,401,938
   *MarineMax, Inc.................................................... 122,753     913,282
  #*Martha Stewart Living Omnimedia Class A...........................  42,931     139,526
    Matthews International Corp. Class A..............................  15,661     454,169
  #*McClatchy Co. Class A (The)....................................... 171,522     276,150
   #MDC Holdings, Inc................................................. 184,395   5,874,825
  #*Media General, Inc. Class A.......................................  21,681     106,020
   #Men's Wearhouse, Inc. (The)....................................... 254,509   6,935,370
   #Meredith Corp.....................................................  63,945   2,112,743
   *Meritage Homes Corp............................................... 153,782   5,397,748
   *Modine Manufacturing Co........................................... 171,007   1,147,457
   *Mohawk Industries, Inc............................................ 318,323  21,146,197
   *Monarch Casino & Resort, Inc......................................  31,421     234,715
  #*Motorcar Parts of America, Inc....................................  42,052     187,131
    Movado Group, Inc.................................................  87,836   2,058,876
   *MTR Gaming Group, Inc.............................................  43,655     157,158
   *Multimedia Games Holding Co., Inc.................................  91,954   1,301,149
   *Nathan's Famous, Inc..............................................   6,583     199,399
   *Nautilus, Inc.....................................................  76,785     245,712
   *Navarre Corp......................................................   3,267       4,378
   *New Frontier Media, Inc...........................................  71,919     110,755
   *New York & Co., Inc............................................... 225,973   1,028,177
  #*New York Times Co. Class A (The).................................. 149,017   1,154,882
   *Nobility Homes, Inc...............................................     946       5,373
   *Office Depot, Inc................................................. 716,482   1,275,338
  #*OfficeMax, Inc.................................................... 353,591   1,587,624
   *Orbitz Worldwide, Inc.............................................  60,145     261,029
   *Orient-Express Hotels, Ltd. Class A............................... 475,331   4,335,019
    Outdoor Channel Holdings, Inc..................................... 105,423     731,636
   *P & F Industries, Inc. Class A....................................   1,458       7,319
   *Pacific Sunwear of California, Inc................................  40,834      86,976
   #Penske Automotive Group, Inc...................................... 311,354   7,441,361
    Pep Boys - Manny, Moe & Jack (The)................................ 259,101   2,350,046

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Perfumania Holdings, Inc..........................................  13,797 $   118,654
   *Perry Ellis International, Inc....................................  76,500   1,442,025
   *Pinnacle Entertainment, Inc....................................... 150,351   1,631,308
   *PulteGroup, Inc................................................... 258,870   2,925,231
   *Quiksilver, Inc................................................... 722,532   2,088,117
    R.G. Barry Corp...................................................  29,314     390,462
  #*Radio One, Inc. Class D...........................................  27,261      22,627
   #RadioShack Corp................................................... 152,177     442,835
   *Reading International, Inc. Class A...............................   8,787      43,408
   *Red Lion Hotels Corp..............................................  89,825     671,891
   *Red Robin Gourmet Burgers, Inc....................................  88,549   2,643,188
   #Regis Corp........................................................ 278,975   4,720,257
    Rent-A-Center, Inc................................................ 263,188   9,358,965
   *Rick's Cabaret International, Inc.................................  46,775     394,781
   *Rocky Brands, Inc.................................................  34,614     399,446
   *Ruby Tuesday, Inc................................................. 304,700   1,953,127
   *Ruth's Hospitality Group, Inc.....................................  67,804     455,643
   #Ryland Group, Inc. (The).......................................... 166,434   3,974,444
   *Saga Communications, Inc. Class A.................................  12,163     412,326
  #*Saks, Inc......................................................... 755,984   7,884,913
    Salem Communications Corp. Class A................................  22,946     112,206
    Scholastic Corp................................................... 150,930   4,547,521
   *School Specialty, Inc.............................................  68,639     230,627
   *Scientific Games Corp. Class A.................................... 125,838   1,064,589
   #Service Corp. International....................................... 463,739   5,959,046
    Shiloh Industries, Inc............................................  34,685     364,539
    Shoe Carnival, Inc................................................  99,364   2,205,881
    Sinclair Broadcast Group, Inc. Class A............................   5,070      51,714
    Six Flags Entertainment Corp......................................     381      21,949
   *Skechers U.S.A., Inc. Class A..................................... 195,440   3,897,074
    Skyline Corp......................................................  27,646     135,742
   *Smith & Wesson Holding Corp.......................................  14,739     148,864
   #Sonic Automotive, Inc. Class A.................................... 206,790   3,540,245
   *Spanish Broadcasting System, Inc. Class A.........................  16,642      62,408
    Spartan Motors, Inc............................................... 157,834     804,953
   #Speedway Motorsports, Inc......................................... 190,470   3,030,378
   *Sport Chalet, Inc. Class A........................................   8,807      12,770
   *Sport Chalet, Inc. Class B........................................   2,311       4,137
    Stage Stores, Inc................................................. 180,381   3,416,416
    Standard Motor Products, Inc...................................... 151,062   2,123,932
   *Standard Pacific Corp.............................................  37,670     213,589
   *Stanley Furniture Co., Inc........................................  49,285     201,576
   *Stein Mart, Inc................................................... 181,339   1,441,645
   *Steinway Musical Instruments, Inc.................................  58,857   1,450,236
   #Stewart Enterprises, Inc. Class A................................. 371,064   2,534,367
   *Stoneridge, Inc...................................................  38,977     250,232
    Strattec Security Corp............................................   4,900     110,299
    Superior Industries International, Inc............................ 153,618   2,625,332
    Superior Uniform Group, Inc.......................................   5,139      63,158
   *Syms Corp.........................................................  39,541     130,881
   *Systemax, Inc.....................................................  63,565     792,656
    Tandy Leather Factory, Inc........................................   2,281      11,679
   #Thor Industries, Inc..............................................   5,745     165,054
   *Toll Brothers, Inc................................................ 358,683  10,462,783
   *Trans World Entertainment Corp....................................   4,644      13,932
   *TRW Automotive Holdings Corp......................................  38,139   1,498,863
   *Tuesday Morning Corp.............................................. 200,589   1,014,980
   *Unifi, Inc........................................................  96,247   1,066,417
   *Universal Electronics, Inc........................................  27,178     342,171
   #Vail Resorts, Inc................................................. 110,071   5,463,924
  #*Valassis Communications, Inc......................................  40,393     910,862

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Discretionary -- (Continued)
   #Value Line, Inc...................................................       845 $     10,022
   *Valuevision Media, Inc. Class A...................................    31,225       58,703
   *VOXX International Corp...........................................   100,744      754,573
   #Washington Post Co. Class B (The).................................    27,260    9,227,510
   *Wells-Gardner Electronics Corp....................................     3,878        8,919
    Wendy's Co. (The)................................................. 1,792,132    8,225,886
   *West Marine, Inc..................................................   115,748    1,184,102
   *Wet Seal, Inc. Class A (The)......................................   471,821    1,292,790
    Weyco Group, Inc..................................................    12,573      299,237
    Whirlpool Corp....................................................   131,499    8,884,072
  #*WMS Industries, Inc...............................................   179,877    3,304,340
  #*Zale Corp.........................................................   151,765      458,330
                                                                                 ------------
Total Consumer Discretionary..........................................            473,461,273
                                                                                 ------------
Consumer Staples -- (3.9%)
    Alico, Inc........................................................     8,870      259,270
   *Alliance One International, Inc...................................   447,272    1,458,107
    Andersons, Inc. (The).............................................    87,478    3,321,540
   #B&G Foods, Inc....................................................   119,553    3,347,484
    Cal-Maine Foods, Inc..............................................    17,372      655,446
    CCA Industries, Inc...............................................    24,286      115,358
  #*Central European Distribution Corp................................   195,685      637,933
   *Central Garden & Pet Co...........................................    79,373      852,466
   *Central Garden & Pet Co. Class A..................................   192,018    2,192,846
   *Chiquita Brands International, Inc................................   156,544      810,898
    Coca-Cola Bottling Co. Consolidated...............................    10,035      674,051
   *Constellation Brands, Inc. Class A................................   373,609   10,539,510
   *Constellation Brands, Inc. Class B................................       200        5,684
   *Craft Brew Alliance, Inc..........................................    54,413      464,687
  #*Darling International, Inc........................................    32,449      536,057
   *Dean Foods Co.....................................................   118,444    1,465,152
  #*Dole Food Co., Inc................................................   313,330    3,687,894
  #*Elizabeth Arden, Inc..............................................    78,891    3,077,538
   *Farmer Bros. Co...................................................    57,936      451,901
    Fresh Del Monte Produce, Inc......................................   279,979    6,859,486
    Golden Enterprises, Inc...........................................    17,103       59,005
    Griffin Land & Nurseries, Inc.....................................    12,781      368,093
  #*Hain Celestial Group, Inc (The)...................................   217,855   12,132,345
   *Hillshire Brands Co...............................................    73,460    1,881,311
    Ingles Markets, Inc. Class A......................................    60,994      997,862
    Inter Parfums, Inc................................................    79,542    1,293,353
    J & J Snack Foods Corp............................................       346       19,995
   *John B. Sanfilippo & Son, Inc.....................................    37,114      629,453
   *Mannatech, Inc....................................................     2,230       13,492
    MGP Ingredients, Inc..............................................    55,785      181,301
    Nash-Finch Co.....................................................    71,489    1,369,729
   *Natural Alternatives International, Inc...........................    12,132       81,406
   *Nutraceutical International Corp..................................    56,298      839,403
    Oil-Dri Corp. of America..........................................    11,056      242,458
   *Omega Protein Corp................................................   104,830      873,234
   #Orchids Paper Products Co.........................................    18,021      306,357
   *Overhill Farms, Inc...............................................     2,806       10,803
   *Pantry, Inc. (The)................................................   109,398    1,556,734
   *Physicians Formula Holdings, Inc..................................    65,127      231,852
   *Pilgrim's Pride Corp..............................................   168,976      785,738
  #*Post Holdings, Inc................................................   151,382    4,480,907
   *Prestige Brands Holdings, Inc.....................................   289,720    4,754,305
   *Ralcorp Holdings, Inc.............................................   138,866    8,286,134
    Reliv' International, Inc.........................................       600          858
   #Safeway, Inc......................................................   101,595    1,579,802
   #Sanderson Farms, Inc..............................................    83,179    3,063,483

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
   *Schiff Nutrition International, Inc...............................   1,336 $     23,353
   *Seneca Foods Corp. Class A........................................  29,506      728,208
   *Seneca Foods Corp. Class B........................................     189        4,708
   *Smart Balance, Inc................................................ 278,003    2,646,589
   *Smithfield Foods, Inc............................................. 767,800   14,204,300
   #Snyders-Lance, Inc................................................  19,177      449,317
    Spartan Stores, Inc............................................... 108,525    1,866,630
   *Spectrum Brands Holdings, Inc..................................... 123,198    4,537,382
   #SUPERVALU, Inc.................................................... 561,198    1,386,159
   *Susser Holdings Corp.............................................. 101,402    3,661,626
   #Tootsie Roll Industries, Inc......................................  24,584      601,816
  #*TreeHouse Foods, Inc..............................................  21,514    1,204,569
   #Universal Corp.................................................... 117,760    5,362,790
    Village Super Market, Inc. Class A................................  20,381      721,691
    Weis Markets, Inc.................................................  75,451    3,284,382
                                                                               ------------
Total Consumer Staples................................................          128,136,241
                                                                               ------------
Energy -- (7.3%)
    Adams Resources & Energy, Inc.....................................  15,730      653,739
    Alon USA Energy, Inc.............................................. 167,443    1,828,478
  #*Approach Resources, Inc...........................................  87,580    2,312,112
   *Barnwell Industries, Inc..........................................  21,188       63,564
  #*Basic Energy Services, Inc........................................ 141,571    1,531,798
   #Berry Petroleum Co. Class A.......................................   3,400      129,268
  #*Bill Barrett Corp................................................. 201,177    4,236,788
    Bolt Technology Corp..............................................  40,803      593,684
  #*BPZ Resources, Inc................................................ 347,629      792,594
    Bristow Group, Inc................................................ 167,782    7,679,382
   *Cal Dive International, Inc....................................... 179,119      290,173
   *Callon Petroleum Co...............................................  75,590      375,682
  #*Clayton Williams Energy, Inc......................................  10,007      413,089
   *Cloud Peak Energy, Inc............................................ 109,805    1,817,273
   *Comstock Resources, Inc........................................... 239,094    3,868,541
   *Contango Oil & Gas Co.............................................  16,713      990,245
   *CREDO Petroleum Corp..............................................   6,402       92,381
   *Crimson Exploration, Inc.......................................... 175,081      770,356
    Crosstex Energy, Inc.............................................. 203,499    2,745,202
   *Dawson Geophysical Co.............................................  46,821    1,078,756
    Delek US Holdings, Inc............................................ 181,120    3,575,309
   *Double Eagle Petroleum Co.........................................  51,492      213,692
  #*Endeavour International Corp...................................... 177,497    1,521,149
  #*Energy Partners, Ltd.............................................. 182,397    3,082,509
   *ENGlobal Corp.....................................................  50,044       71,563
   *Exterran Holdings, Inc............................................ 296,138    4,373,958
   *Forbes Energy Services, Ltd.......................................   2,714       11,969
  #*Forest Oil Corp................................................... 393,428    2,694,982
   *Gastar Exploration, Ltd...........................................  18,188       35,467
   *GeoResources, Inc.................................................  87,243    2,919,151
   *Global Geophysical Services, Inc.................................. 141,148      828,539
  #*Green Plains Renewable Energy, Inc................................ 156,342      694,158
    Gulf Island Fabrication, Inc......................................  72,323    2,011,303
   *Gulfmark Offshore, Inc. Class A................................... 124,929    4,491,198
  #*Harvest Natural Resources, Inc.................................... 194,361    1,531,565
  #*Heckmann Corp..................................................... 141,866      436,947
   *Helix Energy Solutions Group, Inc................................. 494,307    8,838,209
   *Hercules Offshore, Inc............................................ 749,009    2,688,942
   *HKN, Inc..........................................................  51,807      116,566
    HollyFrontier Corp................................................     599       22,397
   *Hornbeck Offshore Services, Inc................................... 169,300    7,169,855
  #*Lucas Energy, Inc.................................................  51,945       89,345
  #*Magnum Hunter Resources Corp...................................... 397,217    1,509,425

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *Matrix Service Co.................................................   107,015 $  1,108,675
  #*Mexco Energy Corp.................................................     6,763       39,225
  #*Miller Energy Resources, Inc......................................    23,244       90,419
   *Mitcham Industries, Inc...........................................    57,917    1,023,393
   *Nabors Industries, Ltd............................................    19,957      276,205
   *Natural Gas Services Group, Inc...................................    60,748      880,846
  #*Newpark Resources, Inc............................................   480,197    3,279,746
   #Nordic American Tankers, Ltd......................................    17,919      209,652
   #Overseas Shipholding Group, Inc...................................   142,039      812,463
   *Parker Drilling Co................................................   597,206    2,765,064
  #*Patriot Coal Corp.................................................   220,286       22,029
   #Patterson-UTI Energy, Inc.........................................   442,089    6,843,538
   *PDC Energy, Inc...................................................   109,614    2,871,887
    Penn Virginia Corp................................................   215,226    1,442,014
  #*PetroQuest Energy, Inc............................................   201,281    1,109,058
   *PHI, Inc. Non-Voting..............................................    64,150    1,711,522
   *PHI, Inc. Voting..................................................       175        4,489
   *Pioneer Energy Services Corp......................................   336,370    2,704,415
   *Plains Exploration & Production Co................................   360,447   14,403,462
   *Pyramid Oil Co....................................................       100          432
  #*Rex Energy Corp...................................................   209,576    2,657,424
  #*Rowan Cos. P.L.C..................................................   582,465   20,461,995
   *SEACOR Holdings, Inc..............................................    97,504    8,282,965
   *SemGroup Corp. Class A............................................    35,317    1,190,536
   #Ship Finance International, Ltd...................................    39,457      571,337
  #*Stone Energy Corp.................................................   127,805    3,356,159
    Sunoco, Inc.......................................................   258,294   12,447,188
   *Superior Energy Services, Inc.....................................    91,200    1,976,304
   *Swift Energy Co...................................................   215,676    4,030,984
    Teekay Corp.......................................................   162,527    4,994,455
   *Tesco Corp........................................................    31,694      367,333
   *Tesoro Corp.......................................................   728,585   20,145,375
   *TETRA Technologies, Inc...........................................   369,630    2,561,536
   *TGC Industries, Inc...............................................    29,794      207,962
    Tidewater, Inc....................................................   241,811   11,744,760
  #*Triangle Petroleum Corp...........................................   205,506    1,148,779
   *Union Drilling, Inc...............................................    84,472      302,410
   *Unit Corp.........................................................   205,746    8,180,461
   *VAALCO Energy, Inc................................................   191,900    1,406,627
   *Verenium Corp.....................................................       256        1,119
   *Warren Resources, Inc.............................................   167,683      389,025
   #Western Refining, Inc.............................................   423,850    9,973,190
   *Willbros Group, Inc...............................................   243,972    1,671,208
                                                                                 ------------
Total Energy..........................................................            240,858,969
                                                                                 ------------
Financials -- (21.4%)
   *1st Constitution Bancorp..........................................       442        4,044
    1st Source Corp...................................................    90,209    2,004,444
   *1st United Bancorp, Inc...........................................    24,912      147,728
   *21st Century Holding Co...........................................    28,190      132,211
   #Access National Corp..............................................    12,665      175,030
   *Alexander & Baldwin, Inc..........................................   193,322    6,194,037
   *Allegheny Corp....................................................    12,721    4,399,049
    Alliance Bancorp, Inc. of Pennsylvania............................       770        9,332
    Alliance Financial Corp...........................................    14,209      499,162
    Allied World Assurance Co. Holdings AG............................   186,577   14,073,503
    Alterra Capital Holdings, Ltd.....................................   420,574    9,786,757
   *American Capital, Ltd............................................. 1,127,257   11,227,480
    American Equity Investment Life Holding Co........................   325,267    3,795,866
    American Financial Group, Inc.....................................   457,000   17,233,470
   *American Independence Corp........................................       300        1,620

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   #American National Bankshares, Inc.................................  17,886 $   404,581
   *American National Insurance Co....................................  42,887   3,020,531
   *American River Bankshares.........................................   1,626      10,992
   *American Safety Insurance Holdings, Ltd...........................  49,446     882,611
   *Ameris Bancorp....................................................  90,550   1,081,167
   *AMERISAFE, Inc....................................................  99,481   2,483,543
   *AmeriServ Financial, Inc..........................................  36,909     105,560
    Argo Group International Holdings, Ltd............................ 146,152   4,298,330
    Arrow Financial Corp..............................................     748      18,191
    Aspen Insurance Holdings, Ltd..................................... 324,387   9,322,882
    Associated Banc-Corp.............................................. 462,756   5,779,822
   #Assurant, Inc..................................................... 429,284  15,544,374
    Assured Guaranty, Ltd............................................. 611,709   7,328,274
   #Astoria Financial Corp............................................ 360,221   3,393,282
   *Atlantic Coast Financial Corp.....................................   4,033      10,244
    Auburn National Bancorporation, Inc...............................     692      14,989
   *AV Homes, Inc.....................................................  44,274     548,112
    Axis Capital Holdings, Ltd........................................ 571,529  18,780,443
    Baldwin & Lyons, Inc. Class A.....................................     253       5,692
    Baldwin & Lyons, Inc. Class B.....................................  12,697     294,951
   #Bancfirst Corp....................................................  23,944     972,605
   *Bancorp, Inc. (The)............................................... 130,259   1,217,922
   #BancorpSouth, Inc................................................. 157,460   2,281,595
   *BancTrust Financial Group, Inc....................................  62,398     184,698
    Bank Mutual Corp.................................................. 151,223     644,210
    Bank of Commerce Holdings.........................................   5,200      21,320
   #Bank of Kentucky Financial Corp...................................   2,333      57,322
    BankFinancial Corp................................................ 106,520     837,247
    Banner Corp.......................................................  82,202   1,868,451
    Bar Harbor Bankshares.............................................   7,885     274,635
   *BBCN Bancorp, Inc................................................. 192,419   2,182,031
   #BCB Bancorp, Inc..................................................   4,321      45,673
   *BCSB Bancorp, Inc.................................................     238       3,357
    Beacon Federal Bancorp, Inc.......................................     391       7,847
   *Beneficial Mutual Bancorp, Inc....................................  22,268     190,614
    Berkshire Hills Bancorp, Inc...................................... 101,821   2,286,900
   *BofI Holding, Inc.................................................  54,028   1,089,745
    Boston Private Financial Holdings, Inc............................ 387,727   3,648,511
   #Bridge Bancorp, Inc...............................................     469       9,403
   *Bridge Capital Holdings...........................................   1,105      17,161
    Brookline Bancorp, Inc............................................ 256,330   2,155,735
    Bryn Mawr Bank Corp...............................................  11,413     236,021
    C&F Financial Corp................................................     221       9,046
    Calamos Asset Management, Inc. Class A............................  53,720     567,820
   #California First National Bancorp.................................   3,333      54,128
   *Camco Financial Corp..............................................     411       1,019
    Camden National Corp..............................................   7,790     280,985
   *Cape Bancorp, Inc.................................................   3,253      30,188
   #Capital City Bank Group, Inc......................................  68,597     502,816
    Capital Southwest Corp............................................  17,318   1,807,999
    CapitalSource, Inc................................................ 572,454   3,749,574
   #Capitol Federal Financial, Inc....................................  16,110     188,809
    Cardinal Financial Corp........................................... 140,938   1,804,006
   #Cash America International, Inc...................................  72,526   2,779,196
    Cathay General Bancorp............................................ 311,984   5,051,021
   #Center Bancorp, Inc...............................................  49,879     551,163
    Centerstate Banks, Inc............................................  86,715     672,041
    Central Bancorp, Inc..............................................     558      17,694
   *Central Pacific Financial Corp....................................  13,570     181,838
    Century Bancorp, Inc. Class A.....................................   3,747     112,710
    CFS Bancorp, Inc..................................................   3,357      18,027

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Chemical Financial Corp...........................................    79,068 $ 1,773,495
   *Chicopee Bancorp, Inc.............................................     1,885      27,314
    Cincinnati Financial Corp.........................................   120,128   4,545,644
  #*Citizens Community Bancorp, Inc...................................     6,617      37,452
    Citizens Holding Co...............................................     1,103      21,619
  #*Citizens, Inc.....................................................    78,429     810,956
   #City Holding Co...................................................    10,290     340,084
   #Clifton Savings Bancorp, Inc......................................     2,361      23,020
   #CNB Financial Corp................................................     5,151      84,837
   #CNO Financial Group, Inc.......................................... 1,174,038   9,732,775
    CoBiz Financial, Inc..............................................   150,028   1,005,188
    Codorus Valley Bancorp, Inc.......................................       276       4,311
  #*Colonial Financial Services, Inc..................................       522       6,885
    Columbia Banking System, Inc......................................   139,753   2,522,542
    Commercial National Financial Corp................................     1,547      32,487
   #Community Bank System, Inc........................................   126,388   3,476,934
    Community Trust Bancorp, Inc......................................    63,757   2,163,913
   *Community West Bancshares.........................................       367         859
  #*CompuCredit Holdings Corp.........................................   104,100     458,040
   #Consolidated-Tokoma Land Co.......................................    11,395     320,655
   *Cowen Group, Inc. Class A.........................................   275,471     688,678
   #CVB Financial Corp................................................    26,858     316,924
    Dime Community Bancshares, Inc....................................   148,688   2,155,976
    Donegal Group, Inc. Class A.......................................    78,726   1,054,928
    Donegal Group, Inc. Class B.......................................        59       1,051
   *E*Trade Financial Corp............................................   267,028   2,037,424
    Eastern Insurance Holdings, Inc...................................    45,624     723,597
    Edelman Financial Group, Inc......................................   144,785   1,255,286
    EMC Insurance Group, Inc..........................................    54,447   1,100,918
    Employers Holdings, Inc...........................................   112,256   2,007,137
    Endurance Specialty Holdings, Ltd.................................   207,456   7,192,500
   *Enstar Group, Ltd.................................................     9,204     860,390
   #Enterprise Bancorp, Inc...........................................     5,574      92,584
    Enterprise Financial Services Corp................................    46,151     579,195
   #ESB Financial Corp................................................    41,756     588,342
    ESSA Bancorp, Inc.................................................    79,429     839,565
    Evans Bancorp, Inc................................................       163       2,526
    Everest Re Group, Ltd.............................................   155,023  15,765,839
   *Farmers Capital Bank Corp.........................................     1,687      13,462
    FBL Financial Group, Inc. Class A.................................   135,390   4,190,320
    Federal Agricultural Mortgage Corp. Class C.......................    60,517   1,521,397
    Fidelity Southern Corp............................................    16,005     145,329
    Financial Institutions, Inc.......................................    27,407     471,400
   *First Acceptance Corp.............................................    82,671     101,685
    First Advantage Bancorp...........................................       539       7,276
    First American Financial Corp.....................................   388,188   7,111,604
    First Bancorp.....................................................    62,214     530,063
   *First BanCorp.....................................................     4,571      17,278
   #First Bancorp, Inc................................................    20,843     350,162
    First Bancshares, Inc. (The)......................................       137       1,334
    First Busey Corp..................................................   226,997   1,057,806
    First Business Financial Services, Inc............................       614      13,391
   *First California Financial Group, Inc.............................    25,119     168,548
    First Citizens BancShares, Inc. Class A...........................     9,439   1,550,733
    First Commonwealth Financial Corp.................................   491,400   3,444,714
    First Community Bancshares, Inc...................................    46,467     673,307
    First Defiance Financial Corp.....................................    44,267     719,339
  #*First Federal Bancshares of Arkansas, Inc.........................     4,332      36,042
    First Financial Bancorp...........................................    88,889   1,418,668
    First Financial Corp..............................................    45,307   1,343,353
    First Financial Holdings, Inc.....................................    62,990     743,282

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *First Financial Northwest, Inc....................................  97,328 $  798,090
   #First Horizon National Corp....................................... 173,871  1,430,958
    First Interstate BancSystem, Inc..................................  33,568    483,715
    First M&F Corp....................................................   2,708     16,925
   *First Marblehead Corp. (The)...................................... 260,551    278,790
    First Merchants Corp.............................................. 136,048  1,935,963
    First Midwest Bancorp, Inc........................................ 297,597  3,362,846
   #First Niagara Financial Group, Inc................................ 638,207  4,837,609
    First Pactrust Bancorp, Inc.......................................  19,272    216,810
   *First South Bancorp, Inc..........................................   6,484     27,492
  #*First United Corp.................................................     517      2,533
    First West Virginia Bancorp.......................................      61        956
    Firstbank Corp....................................................     301      2,944
   *FirstCity Financial Corp..........................................  34,485    310,365
   #FirstMerit Corp................................................... 121,609  1,970,066
    Flagstone Reinsurance Holdings SA................................. 319,880  2,232,762
    Flushing Financial Corp........................................... 146,113  2,061,654
    FNB Corp.......................................................... 478,255  5,203,414
   *Forestar Group, Inc...............................................  52,403    596,346
    Fox Chase Bancorp, Inc............................................  23,153    344,980
   *Franklin Financial Corp...........................................   4,123     66,545
   *Genworth Financial, Inc. Class A.................................. 339,619  1,711,680
   #German American Bancorp, Inc......................................  29,936    609,198
    GFI Group, Inc.................................................... 179,728    571,535
   #Glacier Bancorp, Inc..............................................  80,996  1,228,709
   *Global Indemnity P.L.C............................................  81,077  1,558,300
   #Great Southern Bancorp, Inc.......................................  50,903  1,560,177
   *Greene Bancshares, Inc............................................  47,007     85,083
   *Greenlight Capital Re, Ltd. Class A...............................  47,979  1,130,385
   *Guaranty Bancorp.................................................. 121,061    232,437
   *Guaranty Federal Bancshares, Inc..................................     348      2,398
   *Hallmark Financial Services, Inc.................................. 100,040    825,330
    Hampden Bancorp, Inc..............................................  20,730    261,405
   *Hanmi Financial Corp..............................................  64,233    703,351
    Hanover Insurance Group, Inc. (The)............................... 182,791  6,410,480
   #Harleysville Savings Financial Corp...............................   1,060     18,285
   *Harris & Harris Group, Inc........................................ 143,300    533,076
    Hawthorn Bancshares, Inc..........................................     515      4,862
    HCC Insurance Holdings, Inc.......................................  25,418    778,808
   #Heartland Financial USA, Inc......................................  40,197  1,050,348
   *Heritage Commerce Corp............................................  69,435    425,637
    Heritage Financial Corp...........................................  22,595    312,941
   #Heritage Financial Group, Inc.....................................     194      2,598
    HF Financial Corp.................................................   3,085     39,457
   *Hilltop Holdings, Inc............................................. 265,912  2,794,735
   #Hingham Institution for Savings...................................   1,213     73,641
   *HMN Financial, Inc................................................     800      2,232
   *Home Bancorp, Inc.................................................   5,782     97,253
    Home BancShares, Inc..............................................  31,693    955,544
    Home Federal Bancorp, Inc.........................................  86,137    854,479
    Homeowners Choice, Inc............................................  36,506    661,854
    HopFed Bancorp, Inc...............................................   6,953     52,148
    Horace Mann Educators Corp........................................ 189,038  3,296,823
   #Horizon Bancorp...................................................   2,243     60,516
    Hudson City Bancorp, Inc.......................................... 232,078  1,473,695
    Hudson Valley Holding Corp........................................  10,867    183,218
   #IBERIABANK Corp...................................................  62,292  2,917,134
   *ICG Group, Inc.................................................... 114,383  1,022,584
  #*Imperial Holdings, Inc............................................   1,082      4,144
    Independence Holding Co...........................................  55,689    525,704
   #Independent Bank Corp. (453836108)................................  99,128  2,945,093

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
  #*Independent Bank Corp. (453838609)................................  24,000 $    69,360
    Indiana Community Bancorp.........................................   1,041      23,787
    Infinity Property & Casualty Corp.................................  12,200     705,282
    Interactive Brokers Group, Inc. Class A........................... 103,464   1,432,976
    International Bancshares Corp..................................... 219,970   4,032,050
   *Intervest Bancshares Corp. Class A................................  17,708      66,759
   *INTL. FCStone, Inc................................................   3,303      62,922
   *Investment Technology Group, Inc.................................. 154,059   1,275,609
    Investors Title Co................................................   1,979     105,896
   #Janus Capital Group, Inc.......................................... 402,396   2,909,323
   *Jefferies Group, Inc..............................................  90,765   1,138,193
    JMP Group, Inc....................................................  55,716     347,111
   #Kaiser Federal Financial Group, Inc...............................  18,175     264,264
   #KBW, Inc..........................................................  28,200     454,302
    Kearny Financial Corp.............................................   1,371      13,326
    Kemper Corp....................................................... 267,211   8,743,144
    Kentucky First Federal Bancorp....................................   2,420      18,174
   *Knight Capital Group, Inc. Class A................................ 445,696   4,604,040
    Lake Shore Bancorp, Inc...........................................     306       3,091
    Lakeland Bancorp, Inc............................................. 121,521   1,144,728
    Lakeland Financial Corp...........................................  45,564   1,172,817
    Landmark Bancorp, Inc.............................................     425       8,538
    Legg Mason, Inc................................................... 617,560  15,142,571
    LNB Bancorp, Inc..................................................  31,120     185,786
   *Louisiana Bancorp, Inc............................................  13,988     224,298
  #*Macatawa Bank Corp................................................ 137,897     448,165
    Maiden Holdings, Ltd.............................................. 183,417   1,557,210
    MainSource Financial Group, Inc...................................  87,166   1,018,099
    Marlin Business Services Corp.....................................  57,164     878,039
   *Maui Land & Pineapple Co., Inc....................................     817       2,819
    MB Financial, Inc................................................. 242,269   4,891,411
  #*MBIA, Inc......................................................... 488,948   4,669,453
  #*MBT Financial Corp................................................  39,294     115,917
    MCG Capital Corp.................................................. 453,143   1,984,766
    Meadowbrook Insurance Group, Inc.................................. 217,301   1,529,799
    Medallion Financial Corp..........................................  99,971   1,107,679
   *Mercantile Bank Corp..............................................  35,416     586,489
    Merchants Bancshares, Inc.........................................  16,018     423,516
   *Meridian Interstate Bancorp, Inc..................................  24,317     373,752
    Meta Financial Group, Inc.........................................   1,149      24,520
   *Metro Bancorp, Inc................................................  65,241     815,512
   *MetroCorp Bancshares, Inc.........................................  13,453     139,104
  #*MGIC Investment Corp.............................................. 848,943   2,045,953
    MicroFinancial, Inc...............................................  30,429     293,640
    Mid Penn Bancorp, Inc.............................................     106       1,071
    MidSouth Bancorp, Inc.............................................  18,829     268,313
   #MidWestOne Financial Group, Inc...................................     140       2,979
    Montpelier Re Holdings, Ltd....................................... 317,012   6,422,663
    MutualFirst Financial, Inc........................................   3,283      36,671
   #NASDAQ OMX Group, Inc. (The)...................................... 858,799  19,494,737
   *National Financial Partners Corp.................................. 200,738   2,980,959
    National Interstate Corp..........................................  13,910     364,303
   #National Penn Bancshares, Inc..................................... 544,650   4,814,706
    National Security Group, Inc......................................   1,423      12,238
    National Western Life Insurance Co. Class A.......................   1,022     144,705
    Naugatuck Valley Financial Corp...................................     385       2,810
   *Navigators Group, Inc. (The)......................................  64,430   3,120,345
    NBT Bancorp, Inc..................................................  37,691     791,888
    Nelnet, Inc. Class A.............................................. 155,416   3,653,830
   *New Century Bancorp, Inc..........................................     700       3,220
    New England Bancshares, Inc.......................................   5,303      71,007

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    New Hampshire Thrift Bancshares, Inc..............................     1,468 $    18,409
   *NewBridge Bancorp.................................................    33,630     138,219
   *NewStar Financial, Inc............................................   256,825   3,061,354
    Nicholas Financial, Inc...........................................     4,889      64,633
   *North Valley Bancorp..............................................     6,514      89,372
    Northeast Community Bancorp, Inc..................................     9,196      49,153
   #Northfield Bancorp, Inc...........................................    24,520     367,064
    Northrim Bancorp, Inc.............................................     9,399     189,484
    Northwest Bancshares, Inc.........................................   337,285   3,929,370
    Norwood Financial Corp............................................       336       9,366
    Ocean Shore Holding Co............................................        92       1,191
    OceanFirst Financial Corp.........................................    57,473     782,208
   *Ocwen Financial Corp..............................................   237,150   4,686,084
    Ohio Valley Banc Corp.............................................     1,834      35,726
   #Old National Bancorp..............................................   370,233   4,531,652
   #Old Republic International Corp................................... 1,070,624   8,629,229
   *Old Second Bancorp, Inc...........................................    32,787      45,902
   *OmniAmerican Bancorp, Inc.........................................    46,477     975,552
    OneBeacon Insurance Group, Ltd. Class A...........................   109,706   1,392,169
    Oppenheimer Holdings, Inc. Class A................................    10,508     146,166
    Oriental Financial Group, Inc.....................................   186,513   1,936,005
    Oritani Financial Corp............................................    47,329     666,866
  #*Pacific Capital Bancorp...........................................     6,730     307,023
    Pacific Continental Corp..........................................    30,450     281,054
   *Pacific Mercantile Bancorp........................................    40,591     271,148
   *Pacific Premier Bancorp, Inc......................................     1,896      16,893
    PacWest Bancorp...................................................    53,122   1,217,025
   #Park National Corp................................................    11,519     780,297
   *Park Sterling Corp................................................    29,529     135,538
    PartnerRe, Ltd....................................................   252,106  18,262,559
   #Peapack-Gladstone Financial Corp..................................    22,187     339,461
   *Penson Worldwide, Inc.............................................     3,343         368
    Peoples Bancorp of North Carolina.................................       410       3,522
   #Peoples Bancorp, Inc..............................................    49,255   1,076,714
    People's United Financial, Inc....................................   882,703  10,115,776
  #*PHH Corp..........................................................   262,594   4,256,649
   *Phoenix Cos., Inc. (The)..........................................   367,246     598,611
   *PICO Holdings, Inc................................................    72,547   1,749,108
   *Pinnacle Financial Partners, Inc..................................   158,447   3,097,639
   *Piper Jaffray Cos., Inc...........................................    64,808   1,381,058
    Platinum Underwriters Holdings, Ltd...............................   166,922   6,346,374
   *Popular, Inc......................................................    33,743     508,507
  #*Preferred Bank....................................................    14,290     154,046
   *Premier Financial Bancorp, Inc....................................       571       4,488
    Presidential Life Corp............................................   126,782   1,761,002
    Primerica, Inc....................................................    18,782     514,063
   *Princeton National Bancorp, Inc...................................       200         110
   #PrivateBancorp, Inc...............................................   245,003   3,753,446
    ProAssurance Corp.................................................    36,675   3,284,980
   #Protective Life Corp..............................................   348,760   9,733,892
    Provident Financial Holdings, Inc.................................    24,588     300,957
    Provident Financial Services, Inc.................................   305,270   4,649,262
    Provident New York Bancorp........................................   169,804   1,402,581
   *Prudential Bancorp, Inc. of Pennsylvania..........................     1,952      10,912
   *PSB Holdings, Inc.................................................       599       2,666
   #Pulaski Financial Corp............................................    28,592     214,154
    QC Holdings, Inc..................................................    80,189     281,463
    QCR Holdings, Inc.................................................       246       3,296
   #Radian Group, Inc.................................................   668,127   1,870,756
    Reinsurance Group of America, Inc.................................   349,301  19,445,587
    Renasant Corp.....................................................   113,085   2,001,604

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Republic Bancorp, Inc. Class A....................................  18,582 $  438,721
    Resource America, Inc. Class A....................................  83,429    506,414
   *Riverview Bancorp, Inc............................................  31,681     44,987
   #RLI Corp..........................................................  12,422    800,101
    Rockville Financial, Inc..........................................  54,205    631,488
   #Roma Financial Corp...............................................   2,219     20,171
   #S&T Bancorp, Inc.................................................. 133,876  2,208,954
   *Safeguard Scientifics, Inc........................................  98,154  1,518,442
    Safety Insurance Group, Inc.......................................  64,825  2,747,284
    Salisbury Bancorp, Inc............................................     291      7,130
    Sandy Spring Bancorp, Inc......................................... 103,734  1,847,503
    SCBT Financial Corp...............................................  54,090  2,003,494
    SeaBright Holdings, Inc........................................... 101,970    859,607
    Selective Insurance Group, Inc.................................... 252,870  4,364,536
    Shore Bancshares, Inc.............................................   2,613     13,823
    SI Financial Group, Inc...........................................   7,388     86,440
   #Sierra Bancorp....................................................  27,356    292,162
    Simmons First National Corp. Class A..............................  53,256  1,242,995
    Somerset Hills Bancorp............................................   5,111     43,955
   *Southern Community Financial Corp.................................  34,147    107,563
   *Southern Connecticut Bancorp, Inc.................................     500        590
  #*Southern First Bancshares, Inc....................................   2,079     17,443
    Southern Missouri Bancorp, Inc....................................      53      1,179
    Southern National Bancorp of Virginia, Inc........................     259      1,914
   #Southside Bancshares, Inc.........................................  33,877    706,683
   *Southwest Bancorp, Inc............................................  82,214    756,369
    Southwest Georgia Financial Corp..................................     700      6,020
  #*St. Joe Co. (The).................................................   4,376     74,086
    StanCorp Financial Group, Inc.....................................  91,693  2,728,784
    State Auto Financial Corp......................................... 119,688  1,552,353
    StellarOne Corp................................................... 104,376  1,397,595
    Sterling Bancorp..................................................  63,725    611,123
   #Stewart Information Services Corp.................................  87,729  1,497,534
   *Stratus Properties, Inc...........................................   1,430     11,940
   *Suffolk Bancorp...................................................   6,163     80,119
    Summit State Bank.................................................   1,121      7,062
   *Sun Bancorp, Inc.................................................. 105,946    311,481
    Susquehanna Bancshares, Inc....................................... 839,559  8,949,696
   *Sussex Bancorp....................................................     474      2,323
    Symetra Financial Corp............................................ 114,928  1,336,613
    Synovus Financial Corp............................................ 340,492    646,935
  #*Taylor Capital Group, Inc.........................................  74,762  1,304,597
   #TCF Financial Corp................................................ 124,260  1,283,606
    Teche Holding Co..................................................     430     16,422
    Territorial Bancorp, Inc..........................................  17,354    407,819
  #*Texas Capital Bancshares, Inc.....................................  41,019  1,767,509
    TF Financial Corp.................................................   4,609    107,482
    Thomas Properties Group, Inc...................................... 248,419  1,252,032
   *TIB Financial Corp................................................     500      5,470
   *Timberland Bancorp, Inc...........................................  10,843     56,167
   #Tompkins Financial Corp...........................................  12,802    502,607
   *Tower Financial Corp..............................................     488      5,807
    Tower Group, Inc.................................................. 177,872  3,315,534
   #TowneBank.........................................................  75,116  1,074,159
   *Tree.com, Inc.....................................................  53,489    691,078
  o*Trenwick Group, Ltd...............................................  38,857         --
    TriCo Bancshares..................................................  46,845    714,386
    TrustCo Bank Corp.................................................  76,187    419,790
   #Trustmark Corp.................................................... 175,835  4,251,690
    Umpqua Holdings Corp.............................................. 530,923  6,625,919
    Union First Market Bankshares Corp................................  71,393  1,090,171

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
   *United Bancshares, Inc............................................     466 $      4,259
   #United Bankshares, Inc............................................  79,082    1,842,611
    United Community Bancorp..........................................     174        1,049
   *United Community Banks, Inc.......................................  89,656      610,557
   *United Community Financial Corp...................................   2,093        5,567
    United Financial Bancorp, Inc.....................................  91,552    1,304,616
    United Fire Group, Inc............................................ 112,625    2,207,450
  #*United Security Bancshares........................................   1,071        2,602
   *Unity Bancorp, Inc................................................   3,489       20,829
    Universal Insurance Holdings, Inc.................................  95,118      304,378
    Univest Corp. of Pennsylvania.....................................  41,251      656,303
    Validus Holdings, Ltd............................................. 368,552   11,988,997
    ViewPoint Financial Group, Inc....................................  79,347    1,396,904
   *Virginia Commerce Bancorp, Inc.................................... 135,135    1,090,539
    VIST Financial Corp...............................................     121        1,480
   #VSB Bancorp, Inc..................................................      80          851
   *Walker & Dunlop, Inc..............................................   2,391       30,222
    Washington Banking Co.............................................  25,224      352,632
    Washington Federal, Inc........................................... 261,819    4,170,777
    Washington Trust Bancorp, Inc.....................................  57,888    1,436,780
   *Waterstone Financial, Inc.........................................   7,927       26,397
    Wayne Savings Bancshares, Inc.....................................     120        1,019
   #Webster Financial Corp............................................ 332,184    6,816,416
    WesBanco, Inc..................................................... 120,219    2,489,735
    West Bancorporation, Inc..........................................  58,779      596,019
   *West Coast Bancorp................................................  49,023      975,067
   *Western Alliance Bancorp.......................................... 291,736    2,689,806
    Westfield Financial, Inc.......................................... 131,049      977,626
    White River Capital, Inc..........................................     895       20,093
   *Wilshire Bancorp, Inc............................................. 175,255    1,111,117
   #Wintrust Financial Corp........................................... 172,637    6,337,504
    WSFS Financial Corp...............................................   6,207      257,156
    WVS Financial Corp................................................     111          892
   *Yadkin Valley Financial Corp......................................   2,260        6,305
    Zions Bancorporation.............................................. 500,939    9,117,090
   *ZipRealty, Inc....................................................  93,955      123,081
                                                                               ------------
Total Financials......................................................          701,537,771
                                                                               ------------
Health Care -- (6.2%)
   *Accuray, Inc......................................................  79,900      504,169
   *Addus HomeCare Corp...............................................   6,800       29,920
  #*Affymax, Inc......................................................  54,963      892,050
   *Affymetrix, Inc................................................... 385,552    1,615,463
  #*Air Methods Corp..................................................  40,297    4,393,582
   *Albany Molecular Research, Inc.................................... 103,000      291,490
  #*Alere, Inc........................................................ 261,991    4,943,770
   *Allied Healthcare Products, Inc...................................   1,097        3,110
   *Almost Family, Inc................................................  43,673      961,243
   *Alphatec Holdings, Inc............................................ 147,075      258,852
   *AMAG Pharmaceuticals, Inc.........................................   2,692       41,672
   *Amedisys, Inc..................................................... 112,874    1,375,934
   *American Shared Hospital Services.................................   4,548       13,871
   *AMN Healthcare Services, Inc...................................... 158,945      928,239
   *Amsurg Corp....................................................... 149,877    4,427,367
    Analogic Corp.....................................................  34,214    2,190,380
   *AngioDynamics, Inc................................................ 133,285    1,467,468
   *Anika Therapeutics, Inc...........................................  68,115      827,597
    Arrhythmia Research Technology, Inc...............................     132          392
    Assisted Living Concepts, Inc. Class A............................ 104,348    1,461,915
   *Astex Pharmaceuticals, Inc........................................  88,920      220,522
   *BioClinica, Inc...................................................  35,167      182,868

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *BioMimetic Therapeutics, Inc......................................   1,852 $     6,297
   *BioScrip, Inc..................................................... 245,550   1,561,698
   *Cambrex Corp...................................................... 137,328   1,267,537
    Cantel Medical Corp............................................... 119,440   3,119,773
   *Capital Senior Living Corp........................................ 136,755   1,537,126
   *CardioNet, Inc....................................................  88,240     172,068
  #*Celldex Therapeutics, Inc.........................................  12,828      66,321
  #*Centene Corp......................................................  43,981   1,673,037
   *Chindex International, Inc........................................   4,167      43,545
  #*Codexis, Inc......................................................   3,757      11,572
   *Community Health Systems, Inc..................................... 285,795   7,033,415
    CONMED Corp....................................................... 136,027   3,732,581
    Cooper Cos., Inc. (The)...........................................  55,634   4,187,015
    Coventry Health Care, Inc......................................... 662,402  22,077,859
   *Cross Country Healthcare, Inc..................................... 119,537     545,089
   *CryoLife, Inc.....................................................  71,805     399,236
  #*Cumberland Pharmaceuticals, Inc...................................  90,380     551,318
   *Cutera, Inc.......................................................  66,846     457,227
   *Cynosure, Inc. Class A............................................  44,962   1,125,848
    Daxor Corp........................................................     613       5,496
   *Digirad Corp......................................................  88,544     177,088
   *Dynacq Healthcare, Inc............................................   3,590       2,204
   *Emergent Biosolutions, Inc........................................  33,989     496,579
    Ensign Group, Inc. (The)..........................................  24,099     675,977
   *Enzo Biochem, Inc................................................. 134,581     201,872
  #*Enzon Pharmaceuticals, Inc........................................  22,510     149,241
   *Exactech, Inc.....................................................  36,798     609,007
   *ExamWorks Group, Inc..............................................   6,662      86,939
   *Five Star Quality Care, Inc....................................... 200,322     715,150
   *Furiex Pharmaceuticals, Inc.......................................  16,128     309,980
   *Gentiva Health Services, Inc...................................... 146,577     976,203
   *Greatbatch, Inc................................................... 134,288   3,065,795
   *Hanger, Inc.......................................................  56,149   1,446,960
   *Harvard Bioscience, Inc........................................... 146,840     543,308
   *HealthStream, Inc.................................................  51,619   1,442,235
   *Healthways, Inc...................................................  94,388   1,058,089
   *Hi-Tech Pharmacal Co., Inc........................................  35,259   1,211,499
  #*Hologic, Inc...................................................... 687,987  12,741,519
   *ICU Medical, Inc..................................................  20,800   1,109,264
   *Idera Pharmaceuticals, Inc........................................ 141,206     144,030
  #*Infinity Pharmaceuticals, Inc.....................................  31,592     551,596
   *IntegraMed America, Inc...........................................  46,212     643,733
    Invacare Corp..................................................... 161,168   2,270,857
   *Iridex Corp.......................................................   1,367       4,566
   *IRIS International, Inc...........................................   6,976      72,481
    Kewaunee Scientific Corp..........................................   6,904      81,743
   *Kindred Healthcare, Inc........................................... 184,903   1,751,031
   *K-V Pharmaceutical Co. Class B....................................   1,950       1,102
   *Lannet Co., Inc...................................................  96,689     457,339
    LeMaitre Vascular, Inc............................................  73,991     466,143
   *LHC Group, Inc....................................................  75,744   1,355,060
   *LifePoint Hospitals, Inc.......................................... 233,225   8,890,537
   *Magellan Health Services, Inc..................................... 115,545   5,569,269
   *Maxygen, Inc...................................................... 172,517   1,040,278
   *MedAssets, Inc....................................................  94,494   1,246,376
   *MedCath Corp...................................................... 103,153     796,341
   *Medical Action Industries, Inc....................................  84,244     293,169
   *MediciNova, Inc...................................................  23,998      39,597
   *Medtox Scientific, Inc............................................  35,713     964,251
   *Merit Medical Systems, Inc........................................   9,797     132,357
   *Metabolix, Inc....................................................   2,670       4,940

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   *Metropolitan Health Networks, Inc.................................   3,834 $     32,321
   *Misonix, Inc......................................................   5,883       14,237
   *Molina Healthcare, Inc............................................ 172,166    4,202,572
   *Myrexis, Inc......................................................  43,932      112,027
  #*Nanosphere, Inc...................................................   1,129        3,364
    National Healthcare Corp..........................................  23,636    1,032,184
   *Natus Medical, Inc................................................ 112,753    1,393,627
   #Omnicare, Inc..................................................... 532,904   16,738,515
   *Omnicell, Inc..................................................... 154,745    2,019,422
   *OraSure Technologies, Inc.........................................  90,594      961,202
   *Pacific Biosciences of California, Inc............................  19,832       35,896
   *Palomar Medical Technologies, Inc.................................  81,889      655,931
   *Par Pharmaceutical Cos., Inc......................................  28,849    1,441,296
   *PDI, Inc..........................................................  51,304      368,363
   *PharMerica Corp................................................... 131,125    1,349,276
  #*PhotoMedex, Inc...................................................   2,901       40,295
   *Pozen, Inc........................................................  72,017      454,427
   *Providence Service Corp. (The)....................................  49,031      632,500
   *Repligen Corp..................................................... 127,948      514,351
   *Rochester Medical Corp............................................  23,923      238,752
   *RTI Biologics, Inc................................................ 249,864      889,516
  #*SciClone Pharmaceuticals, Inc..................................... 249,188    1,432,831
  #*Select Medical Holdings Corp...................................... 132,570    1,411,870
   *Skilled Healthcare Group, Inc. Class A............................  67,328      365,591
   *Solta Medical, Inc................................................  89,552      292,835
    Span-American Medical System, Inc.................................   4,850       82,450
   *Spectranetics Corp................................................  52,929      624,562
   *Sucampo Pharmaceuticals, Inc. Class A.............................  57,237      231,237
   *SunLink Health Systems, Inc.......................................     108          121
   *SurModics, Inc....................................................  25,415      405,115
   *Symmetry Medical, Inc............................................. 179,240    1,389,110
  #*Synageva BioPharma Corp...........................................   5,942      297,457
    Teleflex, Inc..................................................... 166,382   10,605,189
   *Theragenics Corp..................................................   1,900        3,496
   *TranS1, Inc.......................................................  34,446       86,115
  #*Transcept Pharmaceuticals, Inc....................................  61,189      372,641
   *Triple-S Management Corp. Class B.................................  91,887    1,674,181
   *Universal American Corp........................................... 360,942    3,234,040
    Utah Medical Products, Inc........................................      60        2,032
  #*ViroPharma, Inc................................................... 374,919    8,139,491
  #*WellCare Health Plans, Inc........................................  68,017    4,408,862
   #West Pharmaceutical Services, Inc.................................  26,167    1,302,593
  #*Wizzard Software Corp.............................................  14,476       50,666
   *Wright Medical Group, Inc......................................... 180,762    3,369,404
    Young Innovations, Inc............................................  31,068    1,121,244
                                                                               ------------
Total Health Care.....................................................          204,434,844
                                                                               ------------
Industrials -- (13.0%)
   *A.T. Cross Co. Class A............................................  23,031      221,789
    AAR Corp.......................................................... 196,722    2,795,420
   #ABM Industries, Inc............................................... 119,358    2,220,059
  #*ACCO Brands Corp..................................................  84,642      716,918
   *Accuride Corp.....................................................  49,361      256,184
    Aceto Corp........................................................ 129,169    1,134,104
   #Acorn Energy, Inc.................................................  34,501      299,469
    Actuant Corp. Class A.............................................  73,882    2,102,682
   *Adept Technology, Inc.............................................  60,855      239,769
   *AECOM Technology Corp............................................. 355,221    5,758,132
   *Aegion Corp....................................................... 138,311    2,406,611
   *AeroCentury Corp..................................................     782        8,602
   *AGCO Corp.........................................................  21,643      948,829

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Air Transport Services Group, Inc................................. 303,540 $1,466,098
    Aircastle, Ltd.................................................... 376,397  4,452,777
    Alamo Group, Inc..................................................  63,723  1,824,390
    Albany International Corp. Class A................................ 128,220  2,295,138
  o*Allied Defense Group, Inc. (The)..................................  20,781    111,178
    Allied Motion Technologies, Inc...................................   6,010     35,159
    Altra Holdings, Inc...............................................  22,037    364,051
    Amerco, Inc.......................................................  86,257  8,056,404
   *Ameresco, Inc. Class A............................................   7,984     97,085
   *American Railcar Industries, Inc.................................. 113,207  3,444,889
   *American Reprographics Co.........................................  75,144    328,379
   *American Superconductor Corp......................................  71,184    264,093
   *American Woodmark Corp............................................  46,292    771,688
    Ampco-Pittsburgh Corp.............................................  31,608    496,562
   *AMREP Corp........................................................   6,036     36,669
    Apogee Enterprises, Inc........................................... 143,146  2,317,534
   #Applied Industrial Technologies, Inc.............................. 153,475  5,703,131
   #Argan, Inc........................................................   5,894     93,184
    Arkansas Best Corp................................................ 106,108  1,452,619
    Armstrong World Industries, Inc...................................  51,148  1,976,870
   *Ascent Solar Technologies, Inc....................................  33,122     34,778
   *Asset Acceptance Capital Corp..................................... 112,334    654,907
    Asta Funding, Inc.................................................  60,415    563,068
   *Astec Industries, Inc.............................................  62,657  1,829,584
   *Atlas Air Worldwide Holdings, Inc................................. 132,361  6,003,895
   *Avalon Holding Corp. Class A......................................   1,925      6,949
  #*Avis Budget Group, Inc............................................ 578,582  8,314,223
    AZZ, Inc..........................................................  19,564    600,810
    Baltic Trading, Ltd...............................................  16,217     51,570
    Barnes Group, Inc................................................. 189,667  4,525,455
    Barrett Business Services, Inc....................................  49,248  1,286,358
  #*Beacon Roofing Supply, Inc........................................  24,893    659,913
   *BlueLinx Holdings, Inc............................................ 160,037    344,080
   #Brady Corp. Class A...............................................  53,409  1,416,941
   *Breeze-Eastern Corp...............................................     229      1,603
   #Briggs & Stratton Corp............................................ 242,734  4,233,281
   *CAI International, Inc............................................  61,246  1,266,567
    Cascade Corp......................................................  45,527  2,144,777
   *Casella Waste Systems, Inc. Class A............................... 122,240    617,312
  #*CBIZ, Inc......................................................... 166,465    880,600
    CDI Corp.......................................................... 102,838  1,661,862
   #CECO Environmental Corp...........................................  26,321    210,568
    Celadon Group, Inc................................................ 113,324  1,691,927
    Ceradyne, Inc..................................................... 120,573  2,652,606
   *Chart Industries, Inc.............................................  81,878  5,310,607
    Chicago Rivet & Machine Co........................................   2,310     43,798
    CIRCOR International, Inc.........................................  82,838  2,550,582
  #*Colfax Corp.......................................................   2,682     77,617
   *Columbus McKinnon Corp............................................  76,266  1,121,873
    Comfort Systems USA, Inc.......................................... 169,905  1,663,370
   #CompX International, Inc..........................................   5,019     64,444
   *Consolidated Graphics, Inc........................................  64,334  1,525,359
    Courier Corp......................................................  52,322    581,821
    Covanta Holding Corp.............................................. 370,574  6,366,461
   *Covenant Transportation Group, Inc. Class A.......................  41,614    206,822
   *CPI Aerostructures, Inc...........................................  30,852    350,170
   *CRA International, Inc............................................  46,319    717,481
    Curtiss-Wright Corp............................................... 227,308  6,812,421
   *DigitalGlobe, Inc.................................................   4,300     83,721
   *Dolan Co. (The)................................................... 107,835    526,235
   #Douglas Dynamics, Inc.............................................  38,885    519,892

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Industrials -- (Continued)
   *Ducommun, Inc.....................................................    42,819 $  422,195
   *DXP Enterprises, Inc..............................................    13,657    603,639
   *Dycom Industries, Inc.............................................   159,988  2,786,991
    Dynamic Materials Corp............................................    39,717    663,671
  #*Eagle Bulk Shipping, Inc..........................................     3,852     11,171
   #Eastern Co. (The).................................................     9,325    166,451
    Ecology & Environment, Inc. Class A...............................     8,425    101,521
    EMCOR Group, Inc..................................................    38,283  1,007,991
   *Encore Capital Group, Inc.........................................    46,246  1,294,888
    Encore Wire Corp..................................................   109,581  3,002,519
  #*Energy Recovery, Inc..............................................    35,340     79,515
   *EnergySolutions, Inc..............................................   395,652    656,782
   *EnerSys...........................................................   156,711  5,351,681
    Ennis, Inc........................................................   142,595  2,044,812
   *EnPro Industries, Inc.............................................    94,364  3,252,727
    ESCO Technologies, Inc............................................    85,854  3,091,603
    Espey Manufacturing & Electronics Corp............................     5,895    168,243
   *Esterline Technologies Corp.......................................   126,126  7,406,119
   *Excel Maritime Carriers, Ltd......................................   223,470     96,092
   *Federal Signal Corp...............................................   249,162  1,412,749
   *Flow International Corp...........................................   206,792    661,734
   *Franklin Covey Co.................................................    73,279    762,834
    FreightCar America, Inc...........................................    64,637  1,314,717
   *Frozen Food Express Industries....................................    13,745     20,892
  #*FTI Consulting, Inc...............................................   155,828  3,978,289
   *Fuel Tech, Inc....................................................    28,919    151,391
   *Furmanite Corp....................................................     6,917     30,988
    G & K Services, Inc. Class A......................................    87,444  2,755,360
    GATX Corp.........................................................   218,307  9,184,175
  #*Genco Shipping & Trading, Ltd.....................................   191,382    413,385
   *Gencor Industries, Inc............................................    16,355    124,789
   *General Cable Corp................................................   240,933  6,295,579
   *Geo Group, Inc. (The).............................................   291,946  6,749,792
   *GeoEye, Inc.......................................................     4,330    110,112
   *Gibraltar Industries, Inc.........................................   141,261  1,344,805
    Global Power Equipment Group, Inc.................................     7,210    148,166
   *GP Strategies Corp................................................    87,481  1,496,800
   #Granite Construction, Inc.........................................   182,022  4,714,370
    Great Lakes Dredge & Dock Corp....................................   284,510  2,028,556
   *Greenbrier Cos., Inc..............................................   127,103  2,071,779
    Griffon Corp......................................................   254,971  2,241,195
   *H&E Equipment Services, Inc.......................................   172,824  2,440,275
    Hardinge, Inc.....................................................    51,357    468,376
   *Harsco Corp.......................................................    22,736    483,140
   *Hawaiian Holdings, Inc............................................   277,306  1,766,439
    Heidrick & Struggles International, Inc...........................    76,978  1,029,966
   *Hill International, Inc...........................................   123,651    481,002
    Houston Wire & Cable Co...........................................     3,312     37,922
   *Hudson Global, Inc................................................   124,676    567,276
  #*Huntington Ingalls Industries, Inc................................    24,402    951,434
   *Hurco Cos., Inc...................................................    34,584    705,514
   *Huron Consulting Group, Inc.......................................    19,426    654,268
   *ICF International, Inc............................................    68,165  1,674,814
  #*InnerWorkings, Inc................................................    13,706    164,335
   *Innovative Solutions & Support, Inc...............................    44,362    150,831
    Insteel Industries, Inc...........................................    83,228    828,951
   *Integrated Electrical Services, Inc...............................    33,463     96,039
   *Interline Brands, Inc.............................................   155,250  3,940,245
    International Shipholding Corp....................................    25,776    476,340
    Intersections, Inc................................................    37,484    533,772
  #*JetBlue Airways Corp.............................................. 1,378,064  7,593,133

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
   *Kadant, Inc.......................................................  36,328 $   752,353
    Kaman Corp........................................................   8,976     292,438
  #*KAR Auction Services, Inc.........................................  53,558     857,464
    Kaydon Corp.......................................................  83,840   1,769,024
    Kelly Services, Inc. Class A...................................... 156,113   1,851,500
   *Key Technology, Inc...............................................  23,834     214,744
   *Kforce, Inc.......................................................  10,419     120,548
    Kimball International, Inc. Class B............................... 126,763   1,185,234
   *Korn/Ferry International.......................................... 109,762   1,444,468
  #*Kratos Defense & Security Solutions, Inc.......................... 122,894     694,351
    KSW, Inc..........................................................  16,593      62,390
    L.B. Foster Co. Class A...........................................  40,421   1,196,057
    L.S. Starrett Co. Class A (The)...................................  22,027     257,055
    Lawson Products, Inc..............................................  38,574     374,939
   *Layne Christensen Co..............................................  96,204   2,029,904
   *LMI Aerospace, Inc................................................  63,979   1,153,541
    LSI Industries, Inc............................................... 105,928     683,236
   *Lydall, Inc.......................................................  80,682   1,029,502
    Manpower, Inc..................................................... 102,964   3,663,459
    Marten Transport, Ltd............................................. 102,561   1,840,970
  #*MasTec, Inc.......................................................   3,939      62,866
   *Mastech Holdings, Inc.............................................   1,502       8,411
   *Matson, Inc....................................................... 184,199   4,523,927
    McGrath RentCorp..................................................  88,510   2,355,251
   *Metalico, Inc..................................................... 234,285     454,513
    Met-Pro Corp......................................................  69,588     629,771
   *MFRI, Inc.........................................................  26,829     182,571
   *Michael Baker Corp................................................  16,647     419,837
    Miller Industries, Inc............................................  62,704   1,029,600
   *Mobile Mini, Inc.................................................. 189,311   2,710,934
  #*Moog, Inc. Class A................................................  73,050   2,658,290
    Mueller Industries, Inc........................................... 151,343   6,451,752
    Mueller Water Products, Inc. Class A.............................. 613,251   2,170,909
    Multi-Color Corp..................................................  37,258     724,296
   *MYR Group, Inc....................................................  94,850   1,547,952
    NACCO Industries, Inc. Class A....................................  32,985   3,303,448
   #National Presto Industries, Inc...................................     167      11,112
   *National Technical Systems, Inc...................................  27,415     185,325
   *Navigant Consulting, Inc.......................................... 137,092   1,594,380
    NL Industries, Inc................................................  87,722   1,035,120
   *NN, Inc...........................................................  85,735     771,615
   *Northwest Pipe Co.................................................  39,777     968,570
  #*Ocean Power Technologies, Inc.....................................  41,006      98,414
   *On Assignment, Inc................................................ 186,858   2,913,116
   *Orbital Sciences Corp.............................................  54,049     708,042
   *Orion Energy Systems, Inc.........................................  48,800     108,336
   *Orion Marine Group, Inc...........................................  34,614     250,259
   *Oshkosh Corp......................................................  56,941   1,282,311
   *Owens Corning, Inc................................................ 433,423  11,641,742
    P.A.M. Transportation Services, Inc...............................  37,772     353,168
   *Pacer International, Inc.......................................... 138,657     582,359
   *Patrick Industries, Inc...........................................   9,440     109,882
   *Patriot Transportation Holding, Inc...............................   5,321     123,660
   *PGT, Inc..........................................................  81,174     238,652
   *Pike Electric Corp................................................ 115,429     989,227
  #*Portfolio Recovery Associates, Inc................................   5,015     424,670
   *Powell Industries, Inc............................................  29,907   1,024,913
   *PowerSecure International, Inc....................................  88,970     406,593
    Preformed Line Products Co........................................  18,849   1,020,296
    Providence & Worcester Railroad Co................................   1,967      26,436
   #Quad/Graphics, Inc................................................   6,413      98,696

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    Quanex Building Products Corp.....................................  89,395 $ 1,510,776
   *Quanta Services, Inc.............................................. 452,837  10,410,723
   *RailAmerica, Inc.................................................. 196,973   5,402,969
   *RCM Technologies, Inc.............................................  36,718     199,746
  #*Republic Airways Holdings, Inc.................................... 230,099   1,046,950
    Resources Connection, Inc.........................................  81,580     921,038
   *Roadrunner Transportation Systems, Inc............................  32,722     571,653
   #Robbins & Myers, Inc..............................................  28,528   1,307,724
   *Rush Enterprises, Inc. Class A.................................... 125,714   2,030,281
   *Rush Enterprises, Inc. Class B....................................   1,650      22,143
    Ryder System, Inc................................................. 245,750   9,692,380
   *Saia, Inc.........................................................  75,390   1,703,814
    Schawk, Inc.......................................................  87,825     999,448
   *Seaboard Corp.....................................................   1,513   3,328,600
    SeaCube Container Leasing, Ltd....................................  28,659     503,252
    SIFCO Industries, Inc.............................................  14,717     283,302
   #Simpson Manufacturing Co., Inc....................................  32,481     787,339
    SkyWest, Inc...................................................... 203,709   1,425,963
   *SL Industries, Inc................................................  14,941     205,439
   *Sparton Corp......................................................  46,531     455,538
    Standard Register Co. (The)....................................... 132,533     107,352
    Standex International Corp........................................  59,453   2,543,399
   #Steelcase, Inc. Class A........................................... 226,303   1,939,417
   *Sterling Construction Co., Inc....................................  77,398     768,562
   *Supreme Industries, Inc. Class A..................................   1,540       6,145
   *SYKES Enterprises, Inc............................................ 164,168   2,428,045
    Sypris Solutions, Inc.............................................  25,778     160,081
   #TAL International Group, Inc...................................... 159,430   5,444,534
   *Tecumseh Products Co. Class A.....................................  42,075     228,046
   *Tecumseh Products Co. Class B.....................................   2,547      14,250
   *Terex Corp........................................................ 287,398   5,604,261
  #*Tetra Tech, Inc...................................................  34,148     877,945
   #Titan International, Inc.......................................... 131,863   2,725,608
  #*Titan Machinery, Inc.............................................. 107,690   3,062,704
   *TMS International Corp. Class A...................................  10,571     103,384
   *Trimas Corp.......................................................  59,248   1,288,052
    Trinity Industries, Inc........................................... 355,475   9,953,300
    Triumph Group, Inc................................................  81,711   5,109,389
   *TrueBlue, Inc.....................................................  10,196     155,183
   *Tutor Perini Corp................................................. 198,028   2,249,598
   #Twin Disc, Inc....................................................  46,249     905,555
   *Ultralife Corp....................................................  84,726     331,279
    UniFirst Corp.....................................................  72,085   4,513,963
   #United Stationers, Inc............................................  71,721   1,808,086
    Universal Forest Products, Inc....................................  95,107   3,036,767
   *Universal Power Group, Inc........................................   1,342       2,563
   *Universal Security Instruments, Inc...............................   1,053       5,107
    Universal Truckload Services, Inc.................................  21,375     318,274
    URS Corp.......................................................... 283,746   9,950,972
    US Home Systems, Inc..............................................  14,836     135,156
   *USA Truck, Inc....................................................  51,322     215,039
    UTi Worldwide, Inc................................................  22,426     297,145
   *Versar, Inc.......................................................  35,947     108,919
    Viad Corp.........................................................  98,741   1,711,182
   *Virco Manufacturing Corp..........................................  19,199      28,990
   *Volt Information Sciences, Inc....................................  55,204     375,387
    VSE Corp..........................................................   6,180     141,893
   #Watts Water Technologies, Inc. Class A............................ 141,348   4,754,947
   #Werner Enterprises, Inc...........................................     273       6,301
  #*WESCO International, Inc..........................................     145       8,078
   *Willdan Group, Inc................................................   3,123       4,450

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
   *Willis Lease Finance Corp.........................................    11,540 $    144,712
  #*XPO Logistics, Inc................................................    47,391      602,814
                                                                                 ------------
Total Industrials.....................................................            424,798,225
                                                                                 ------------
Information Technology -- (11.7%)
   *Accelrys, Inc.....................................................   246,282    1,999,810
   *Acxiom Corp.......................................................    48,387      811,450
   *ADDvantage Technologies Group, Inc................................     4,567        9,134
   *Advanced Energy Industries, Inc...................................   165,750    2,042,040
   *Aetrium, Inc......................................................     1,189          880
   *Agilysys, Inc.....................................................    65,150      566,154
   *Alpha & Omega Semiconductor, Ltd..................................    25,921      199,851
    American Software, Inc. Class A...................................    31,656      255,147
  #*Amkor Technology, Inc.............................................   310,994    1,657,598
   *Amtech Systems, Inc...............................................    50,698      215,467
   *ANADIGICS, Inc....................................................   230,764      293,070
   *Analysts International Corp.......................................    18,292       76,095
   *Anaren, Inc.......................................................    73,957    1,484,317
  #*AOL, Inc..........................................................   375,389   11,959,894
   *Applied Micro Circuits Corp.......................................   299,923    1,715,560
  #*Arris Group, Inc..................................................   549,105    6,968,142
   *Arrow Electronics, Inc............................................   445,717   15,042,949
  #*AsiaInfo-Linkage, Inc.............................................    31,056      318,013
    Astro-Med, Inc....................................................     5,605       45,765
   *ATMI, Inc.........................................................   155,228    2,946,227
  #*AuthenTec, Inc....................................................    49,991      419,924
   *Aviat Networks, Inc...............................................   206,865      467,515
   *Avid Technology, Inc..............................................   172,621    1,589,839
   *Avnet, Inc........................................................   351,383   11,068,564
    AVX Corp..........................................................   433,777    4,224,988
    Aware, Inc........................................................    53,975      334,105
   *Axcelis Technologies, Inc.........................................   117,657      100,008
   *AXT, Inc..........................................................   184,167      642,743
    Bel Fuse, Inc. Class A............................................     1,820       32,451
    Bel Fuse, Inc. Class B............................................    45,487      820,131
   *Benchmark Electronics, Inc........................................   298,403    4,702,831
    Black Box Corp....................................................    83,740    2,230,834
   *Blucora, Inc......................................................   188,389    2,872,932
   *Brightpoint, Inc..................................................    12,113      108,654
   *BroadVision, Inc..................................................    22,469      189,638
   *Brocade Communications Systems, Inc............................... 1,466,985    7,290,915
    Brooks Automation, Inc............................................   269,568    2,496,200
   *BSQUARE Corp......................................................    18,261       56,244
   *BTU International, Inc............................................    17,003       40,637
    Cabot Microelectronics Corp.......................................    28,605      840,987
  #*CACI International, Inc. Class A..................................   137,011    7,734,271
   *Calix, Inc........................................................    54,415      250,853
   *Cascade Microtech, Inc............................................    42,023      188,263
    Cass Information Systems, Inc.....................................       630       23,940
   *Checkpoint Systems, Inc...........................................   128,217      985,989
   *CIBER, Inc........................................................   348,909    1,308,409
   *Coherent, Inc.....................................................    71,631    3,497,742
    Cohu, Inc.........................................................   108,665      934,519
    Communications Systems, Inc.......................................    39,335      451,172
    Computer Sciences Corp............................................    93,800    2,309,356
    Comtech Telecommunications Corp...................................   124,502    3,401,395
   *Concurrent Computer Corp..........................................    41,378      174,615
    Convergys Corp....................................................   590,305    8,701,096
   *CoreLogic, Inc....................................................   308,800    7,102,400
   *Cray, Inc.........................................................   103,261    1,283,534
  #*Cree, Inc.........................................................   158,949    3,806,829

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *CSG Systems International, Inc....................................  59,566 $1,050,149
    CTS Corp.......................................................... 138,320  1,231,048
   *CyberOptics Corp..................................................  23,180    191,699
  #*Cymer, Inc........................................................   1,600     91,536
    Daktronics, Inc...................................................  20,606    159,284
   *Datalink Corp.....................................................  63,079    496,432
   *Dataram Corp......................................................   2,290      1,419
  #*DealerTrack Holdings, Inc.........................................  81,196  2,368,487
  #*Demand Media, Inc.................................................   1,000     11,120
   *Digi International, Inc........................................... 123,757  1,132,377
    Digimarc Corp.....................................................   5,041    122,446
   *Digital River, Inc................................................  55,612    989,337
   *Diodes, Inc.......................................................  21,149    400,562
   *Ditech Networks, Inc..............................................   9,648      7,914
   *DSP Group, Inc.................................................... 113,470    655,857
   *Dynamics Research Corp............................................  48,381    278,191
    EarthLink, Inc.................................................... 538,235  3,686,910
  #*EchoStar Corp. Class A............................................ 126,560  3,644,928
   *Edgewater Technology, Inc.........................................  32,647    122,426
    Electro Rent Corp................................................. 118,982  1,994,138
    Electro Scientific Industries, Inc................................ 131,144  1,627,497
   *Electronics for Imaging, Inc...................................... 219,011  3,201,941
  #*EMCORE Corp.......................................................   3,240     16,135
   *Emulex Corp....................................................... 334,055  2,161,336
   *Entegris, Inc.....................................................  68,815    553,961
  #*Entropic Communications, Inc...................................... 163,639    981,834
    EPIQ Systems, Inc................................................. 141,392  1,596,316
   *ePlus, Inc........................................................  37,454  1,272,687
   *Euronet Worldwide, Inc............................................ 199,925  3,654,629
   *Exar Corp......................................................... 217,978  1,613,037
   *Extreme Networks.................................................. 459,528  1,470,490
  #*Fabrinet..........................................................     784     10,412
  #*Fairchild Semiconductor International, Inc........................ 578,039  8,011,621
   *FARO Technologies, Inc............................................  60,788  2,615,708
  #*FEI Co............................................................   8,697    414,934
   *FormFactor, Inc................................................... 229,269  1,403,126
   *Frequency Electronics, Inc........................................  29,641    264,694
   *FSI International, Inc............................................ 203,198    735,577
   *Global Cash Access Holdings, Inc..................................  99,041    639,805
   *Globecomm Systems, Inc............................................ 120,906  1,230,823
   *GSE Systems, Inc..................................................  70,234    165,050
   *GSI Group, Inc....................................................  24,813    255,574
   *GSI Technology, Inc............................................... 118,637    568,271
   *Hackett Group, Inc. (The)......................................... 164,272    773,721
   *Harmonic, Inc..................................................... 295,652  1,253,564
  #*Hutchinson Technology, Inc........................................  77,114    107,188
   *I.D. Systems, Inc.................................................  56,513    243,006
   #IAC/InterActiveCorp............................................... 178,596  9,395,936
   *Identive Group, Inc...............................................  23,553     21,080
   *IEC Electronics Corp..............................................   2,610     16,417
   *Ikanos Communications, Inc........................................  49,085     44,667
   *Imation Corp...................................................... 177,728    989,945
  #*Infinera Corp.....................................................  85,605    472,540
   *Ingram Micro, Inc. Class A........................................ 647,505  9,706,100
   *Innodata, Inc.....................................................   4,088     15,698
   *Insight Enterprises, Inc.......................................... 204,407  3,425,861
   *Integrated Device Technology, Inc................................. 638,726  3,219,179
   *Integrated Silicon Solution, Inc.................................. 133,628  1,300,200
   *Intermec, Inc.....................................................  47,502    285,962
   *Internap Network Services Corp.................................... 323,764  2,085,040
  #*International Rectifier Corp...................................... 340,380  5,800,075

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Interphase Corp...................................................  27,282 $   95,487
   #Intersil Corp. Class A............................................ 615,529  5,669,022
   *Intevac, Inc...................................................... 102,204    599,937
   *IntriCon Corp.....................................................  10,021     59,024
  #*Itron, Inc........................................................  35,094  1,367,613
   *IXYS Corp......................................................... 143,506  1,449,411
   *JDA Software Group, Inc...........................................  70,866  2,096,216
   *Kemet Corp........................................................ 101,451    490,008
   *Kenexa Corp.......................................................  30,029    714,990
   *Key Tronic Corp...................................................  50,579    375,296
    Keynote Systems, Inc..............................................  73,262  1,007,352
  #*KIT Digital, Inc.................................................. 223,103    713,930
   *Kopin Corp........................................................ 225,144    817,273
   *Kulicke & Soffa Industries, Inc................................... 238,807  2,643,593
   *KVH Industries, Inc...............................................  55,619    725,828
   *Lattice Semiconductor Corp........................................ 113,702    421,834
   *Limelight Networks, Inc........................................... 182,752    508,051
   *LoJack Corp.......................................................  32,631    102,135
    Loral Space & Communications, Inc.................................  37,703  2,712,731
   *LTX-Credence Corp................................................. 152,658    894,576
    ManTech International Corp. Class A............................... 104,834  2,299,010
    Marchex, Inc. Class B............................................. 111,720    387,668
   *Market Leader, Inc................................................  74,369    397,130
   *Mattson Technology, Inc...........................................  53,944     47,471
   *MaxLinear, Inc. Class A...........................................   5,253     24,794
   *Measurement Specialties, Inc......................................  72,425  2,156,816
   *MEMC Electronic Materials, Inc.................................... 626,190  1,202,285
   *MEMSIC, Inc.......................................................  42,477     89,202
  #*Mentor Graphics Corp.............................................. 387,484  5,920,756
   *Mercury Computer Systems, Inc..................................... 107,572  1,255,365
    Methode Electronics, Inc.......................................... 185,372  1,631,274
   *Microsemi Corp....................................................  83,846  1,623,259
    MKS Instruments, Inc.............................................. 242,504  6,402,106
   *ModusLink Global Solutions, Inc................................... 170,782    584,074
   *Monolithic Power Systems, Inc.....................................  12,627    244,711
   *Monotype Imaging Holdings, Inc....................................     100      1,468
  #*Monster Worldwide, Inc............................................ 123,314    894,026
   *MoSys, Inc........................................................  16,738     54,064
   *Multi-Fineline Electronix, Inc....................................  84,449  2,210,030
   *Nanometrics, Inc..................................................  39,552    600,795
   *NAPCO Security Technologies, Inc..................................  24,600     73,554
   *NCI, Inc. Class A.................................................     970      5,752
  #*NeoPhotonics Corp.................................................   4,167     20,668
   *Newport Corp...................................................... 178,963  2,013,334
   *Novatel Wireless, Inc............................................. 117,305    276,840
  #*Oclaro, Inc....................................................... 176,112    493,114
   *Official Payments Holdings, Inc...................................   3,303     13,113
  #*OmniVision Technologies, Inc...................................... 287,053  4,024,483
   *Online Resources Corp............................................. 140,660    333,364
   *Oplink Communications, Inc........................................ 110,590  1,466,423
    Optical Cable Corp................................................  28,064    102,714
   *OSI Systems, Inc..................................................  80,013  5,164,039
   *PAR Technology Corp...............................................  55,065    282,483
    Park Electrochemical Corp.........................................  35,979    971,793
    PC Connection, Inc................................................ 114,914  1,366,327
   *PC Mall, Inc......................................................  51,056    292,040
    PC-Tel, Inc.......................................................  34,660    213,506
   *PDF Solutions, Inc................................................  36,756    342,198
   *Perceptron, Inc...................................................  35,929    192,579
   *Perficient, Inc................................................... 144,575  1,921,402
   *Performance Technologies, Inc.....................................  54,791    105,199

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Pericom Semiconductor Corp........................................ 123,556 $   993,390
   *Pervasive Software, Inc...........................................  38,469     260,050
   *Photronics, Inc................................................... 278,794   1,630,945
   *Planar Systems, Inc...............................................  54,660      77,071
   *Plexus Corp.......................................................  14,415     413,999
   *PLX Technology, Inc............................................... 120,202     680,343
   *PMC-Sierra, Inc................................................... 815,347   4,337,646
  #*Power-One, Inc....................................................  39,287     196,435
   *Presstek, Inc.....................................................  22,017       8,278
   *Qualstar Corp.....................................................  33,400      62,458
   *Quest Software, Inc............................................... 107,807   3,012,128
  #*QuinStreet, Inc...................................................  20,981     190,298
   *Radisys Corp...................................................... 121,573     414,564
    RealNetworks, Inc................................................. 142,133   1,102,952
   *Reis, Inc.........................................................  44,432     462,093
   *Relm Wireless Corp................................................   2,200       3,564
    RF Industries, Ltd................................................  24,753     101,487
   *RF Micro Devices, Inc.............................................  27,272     105,815
    Richardson Electronics, Ltd.......................................  77,071     944,120
    Rimage Corp.......................................................  41,482     288,300
   *Rofin-Sinar Technologies, Inc.....................................  19,818     359,300
   *Rogers Corp.......................................................  25,627     918,728
  #*Rosetta Stone, Inc................................................  22,691     295,664
  #*Rubicon Technology, Inc...........................................  29,855     300,043
   *Rudolph Technologies, Inc......................................... 151,274   1,512,740
   *Sanmina-SCI Corp.................................................. 301,220   2,572,419
   *ScanSource, Inc...................................................  45,358   1,309,485
   *SeaChange International, Inc...................................... 157,204   1,190,034
   *Selectica, Inc....................................................     916       3,563
   *Sigma Designs, Inc................................................ 153,346   1,042,753
  #*Silicon Graphics International Corp...............................  81,173     539,800
   *Silicon Image, Inc................................................  91,014     356,775
   *Smith Micro Software, Inc.........................................  92,074     159,288
   *SMTC Corp.........................................................  30,286      93,584
   *Sonus Networks, Inc............................................... 412,440     684,650
   *Soundbite Communications, Inc.....................................   3,190       7,209
   *Spansion, Inc. Class A............................................  53,726     550,692
  #*SS&C Technologies Holdings, Inc...................................  19,570     475,551
   *Stamps.com, Inc...................................................   1,500      31,725
   *Standard Microsystems Corp........................................ 106,190   3,919,473
   *StarTek, Inc......................................................  58,117     174,932
  #*STEC, Inc......................................................... 110,121     888,676
   *Steel Excel, Inc..................................................  42,674   1,169,268
  #*SunPower Corp.....................................................  91,777     359,766
   *Supertex, Inc.....................................................  21,692     368,547
   *Support.com, Inc.................................................. 188,961     538,539
   *Sycamore Networks, Inc............................................ 136,504   1,945,182
   *Symmetricom, Inc.................................................. 188,165   1,127,108
  #*SYNNEX Corp....................................................... 175,454   5,935,609
   *Take-Two Interactive Software, Inc................................  69,083     606,549
   *Tech Data Corp.................................................... 261,278  13,090,028
   *TechTarget, Inc................................................... 136,406     560,629
   *TeleCommunication Systems, Inc. Class A........................... 248,598     330,635
    Tellabs, Inc...................................................... 519,230   1,708,267
    Telular Corp......................................................  72,129     680,176
    Tessco Technologies, Inc..........................................  37,030     694,312
    Tessera Technologies, Inc......................................... 253,521   3,663,378
    TheStreet, Inc.................................................... 103,777     150,477
   *Trio-Tech International...........................................     979       1,429
   *TriQuint Semiconductor, Inc....................................... 850,598   4,797,373
   *TTM Technologies, Inc............................................. 229,703   2,512,951

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *Ultra Clean Holdings..............................................  43,949 $    265,452
    United Online, Inc................................................ 446,970    1,895,153
   *UTStarcom Holdings Corp...........................................  86,600       92,662
  #*Veeco Instruments, Inc............................................     925       33,032
   *Viasystems Group, Inc.............................................  35,138      541,125
   *Vicon Industries, Inc.............................................  22,202       68,826
   *Video Display Corp................................................  10,067       39,765
   *Virtusa Corp...................................................... 134,264    2,034,100
  #*Vishay Intertechnology, Inc....................................... 656,232    6,477,010
   *Vishay Precision Group, Inc.......................................  18,604      253,014
    Wayside Technology Group, Inc.....................................   4,635       59,282
   *Web.com Group, Inc................................................  96,090    1,489,395
   *Westell Technologies, Inc. Class A................................  74,824      163,865
   *WPCS International, Inc...........................................  17,768       13,326
   *XO Group, Inc..................................................... 135,675    1,168,162
    Xyratex, Ltd...................................................... 102,780    1,215,887
   *Zygo Corp.........................................................  64,610    1,155,227
                                                                               ------------
Total Information Technology..........................................          384,594,045
                                                                               ------------
Materials -- (7.1%)
    A. Schulman, Inc.................................................. 140,527    3,071,920
  #*A.M. Castle & Co.................................................. 109,290      796,724
   #AK Steel Holding Corp............................................. 436,955    2,324,601
   *American Biltrite, Inc............................................      12        8,700
   *American Pacific Corp.............................................  25,374      257,800
    American Vanguard Corp............................................  51,370    1,201,544
  #*Arabian American Development Co...................................   5,275       50,112
   #Ashland, Inc...................................................... 280,881   19,771,214
    Boise, Inc........................................................ 477,309    3,532,087
    Buckeye Technologies, Inc......................................... 222,931    6,714,682
    Cabot Corp........................................................  11,084      432,276
   *Century Aluminum Co............................................... 330,975    2,022,257
   #Chase Corp........................................................  22,167      342,702
   *Chemtura Corp.....................................................  53,153      718,629
   *Clearwater Paper Corp.............................................  22,056      777,253
   *Coeur d'Alene Mines Corp.......................................... 421,417    6,873,311
    Commercial Metals Co.............................................. 561,563    7,238,547
   *Continental Materials Corp........................................     125        1,826
   *Core Molding Technologies, Inc....................................  29,334      235,992
    Cytec Industries, Inc............................................. 107,295    6,605,080
   #Domtar Corp....................................................... 168,731   12,462,472
   *Ferro Corp........................................................ 302,334      928,165
    Friedman Industries, Inc..........................................  32,341      294,950
   #FutureFuel Corp...................................................   5,134       49,954
  #*General Moly, Inc.................................................  11,697       34,857
    Georgia Gulf Corp................................................. 171,555    5,623,573
  #*Golden Minerals Co................................................   9,857       41,597
  #*Graphic Packaging Holding Co...................................... 384,771    2,154,718
    H.B. Fuller Co.................................................... 150,042    4,384,227
    Haynes International, Inc.........................................  36,015    1,735,563
   #Hecla Mining Co................................................... 120,124      540,558
   *Horsehead Holding Corp............................................ 212,832    1,921,873
    Huntsman Corp.....................................................  74,515      942,615
   *Innospec, Inc.....................................................     162        5,041
    Kaiser Aluminum Corp..............................................  96,029    5,237,422
   *KapStone Paper & Packaging Corp................................... 244,040    4,102,312
    KMG Chemicals, Inc................................................  27,776      496,635
   *Kraton Performance Polymers, Inc..................................  57,427    1,344,940
   *Landec Corp....................................................... 132,923    1,062,055
  #*Louisiana-Pacific Corp............................................ 736,661    7,602,342
    Materion Corp.....................................................  96,017    1,884,814

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
   #MeadWestvaco Corp................................................. 245,310 $  6,966,804
   *Mercer International, Inc......................................... 221,826    1,162,368
   *Metals USA Holdings Corp..........................................  36,451      593,058
   #Minerals Technologies, Inc........................................  55,924    3,575,781
   *Mod-Pac Corp......................................................   5,285       23,254
    Myers Industries, Inc............................................. 185,183    3,044,409
    Neenah Paper, Inc.................................................  72,248    1,940,581
    Noranda Aluminum Holding Corp.....................................  67,731      421,964
   *Northern Technologies International Corp..........................   5,349       53,784
   #Olin Corp.........................................................  53,579    1,084,439
    Olympic Steel, Inc................................................  56,163      878,951
   *OM Group, Inc..................................................... 132,383    2,078,413
   *Omnova Solutions, Inc.............................................  23,099      168,161
    P.H. Glatfelter Co................................................ 240,760    3,830,492
   *Penford Corp......................................................  52,958      417,839
    PolyOne Corp......................................................  46,923      691,176
    Quaker Chemical Corp..............................................  31,196    1,381,047
    Reliance Steel & Aluminum Co...................................... 314,252   16,177,693
    Rock-Tenn Co. Class A............................................. 219,632   12,786,975
   *RTI International Metals, Inc..................................... 166,179    3,730,719
   #Schnitzer Steel Industries, Inc. Class A.......................... 110,945    3,185,231
    Schweitzer-Mauduit International, Inc.............................  13,599      926,092
    Sealed Air Corp................................................... 259,678    4,206,784
    Sensient Technologies Corp........................................ 143,395    5,083,353
   *Spartech Corp..................................................... 123,583      629,037
    Steel Dynamics, Inc............................................... 526,021    6,780,411
   *Stillwater Mining Co.............................................. 124,216    1,103,038
  #*SunCoke Energy, Inc............................................... 192,762    3,084,192
    Synalloy Corp.....................................................  11,673      146,029
   #Texas Industries, Inc............................................. 125,798    5,254,582
    Tredegar Corp.....................................................  21,600      319,896
   *United States Lime & Minerals, Inc................................   4,615      210,398
   #United States Steel Corp.......................................... 118,300    2,442,895
   *Universal Stainless & Alloy Products, Inc.........................  35,538    1,212,557
    Vulcan Materials Co............................................... 181,234    7,021,005
    Wausau Paper Corp................................................. 219,676    1,865,049
   #Westlake Chemical Corp............................................ 118,795    7,051,671
    Worthington Industries, Inc....................................... 240,962    5,228,875
    Zep, Inc..........................................................   4,815       73,477
  #*Zoltek Cos., Inc.................................................. 172,067    1,435,039
                                                                               ------------
Total Materials.......................................................          234,095,459
                                                                               ------------
Other -- (0.0%)
  o*Cubist Pharmaceuticals, Inc. Escrow Shares........................  55,628           --
  o*Gerber Scientific, Inc. Escrow Shares............................. 137,957           --
  o*Price Communications Liquidation Trust............................  21,600           --
                                                                               ------------
Total Other...........................................................                   --
                                                                               ------------
Telecommunication Services -- (1.0%)
    Atlantic Tele-Network, Inc........................................   7,969      278,596
   *Cbeyond, Inc......................................................   8,811       62,822
    Consolidated Communications Holdings, Inc.........................  28,918      458,636
   *General Communications, Inc. Class A.............................. 262,490    2,477,906
  #*Hawaiian Telcom Holdco, Inc.......................................   2,166       38,988
    HickoryTech Corp..................................................  50,670      540,649
    IDT Corp. Class B.................................................  65,267      660,502
  #*Iridium Communications, Inc....................................... 324,148    2,936,781
  #*Leap Wireless International, Inc.................................. 270,907    1,538,752
   *MetroPCS Communications, Inc...................................... 720,666    6,313,034
   *Neutral Tandem, Inc...............................................  91,351    1,247,855
   *ORBCOMM, Inc...................................................... 179,164      557,200

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 SHARES         VALUE+
                                                                                 ------         ------
Telecommunication Services -- (Continued)
    *Premiere Global Services, Inc......................................        181,541 $    1,662,916
     Primus Telecommunications Group, Inc...............................          8,172        129,363
     Shenandoah Telecommunications Co...................................          4,538         71,474
     Telephone & Data Systems, Inc......................................        310,731      7,529,012
    *United States Cellular Corp........................................         94,123      3,870,338
     USA Mobility, Inc..................................................         89,945      1,001,987
     Warwick Valley Telephone Co........................................         11,869        155,840
                                                                                        --------------
Total Telecommunication Services........................................                    31,532,651
                                                                                        --------------
Utilities -- (0.5%)
     Consolidated Water Co., Ltd........................................         23,805        195,201
    *Dynegy, Inc........................................................        308,579        127,752
     Genie Energy, Ltd. Class B.........................................         72,686        513,163
    *GenOn Energy, Inc..................................................      2,136,268      5,084,318
   #*NRG Energy, Inc....................................................        183,733      3,641,588
    #Ormat Technologies, Inc............................................         96,060      1,729,080
     SJW Corp...........................................................         58,973      1,375,840
    #UGI Corp...........................................................        124,382      3,812,308
                                                                                        --------------
Total Utilities.........................................................                    16,479,250
                                                                                        --------------
TOTAL COMMON STOCKS.....................................................                 2,839,928,728
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
   o*Camco Financial Corp. Rights.......................................            411             --
   o*Capital Bank Corp. Contingent Value Rights.........................            200             --
   o*CVR Energy, Inc. Contingent Value Rights...........................        317,335             --
  o#*PhotoMedex, Inc. Contingent Value Warrants.........................          1,528             --
                                                                                        --------------
TOTAL RIGHTS/WARRANTS...................................................                            --
                                                                                        --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
       Shares...........................................................      9,760,752      9,760,752
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                                -------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund......................................    431,693,296    431,693,296
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,082,455 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $1,085,705) to be repurchased at $1,050,927........................         $1,051      1,050,921
                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL.....................................                   432,744,217
                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,998,241,403)^^...............................................                $3,282,433,697
                                                                                        ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  473,456,882 $      4,391   --    $  473,461,273
  Consumer Staples..............    128,136,241           --   --       128,136,241
  Energy........................    240,858,969           --   --       240,858,969
  Financials....................    701,537,771           --   --       701,537,771
  Health Care...................    204,434,844           --   --       204,434,844
  Industrials...................    424,687,047      111,178   --       424,798,225
  Information Technology........    384,594,045           --   --       384,594,045
  Materials.....................    234,095,459           --   --       234,095,459
  Other.........................             --           --   --                --
  Telecommunication Services....     31,532,651           --   --        31,532,651
  Utilities.....................     16,479,250           --   --        16,479,250
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......      9,760,752           --   --         9,760,752
Securities Lending Collateral...             --  432,744,217   --       432,744,217
                                 -------------- ------------   --    --------------
TOTAL........................... $2,849,573,911 $432,859,786   --    $3,282,433,697
                                 ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES      VALUE+
                                                                          ------      ------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (15.8%)
   *1-800-FLOWERS.COM, Inc. Class A...................................   207,673 $   728,932
    A.H. Belo Corp. Class A...........................................   232,917     964,276
    Acme United Corp..................................................     2,430      26,244
   *AFC Enterprises, Inc..............................................    26,153     577,720
  #*ALCO Stores, Inc..................................................    98,216     660,012
   *Aldila, Inc.......................................................    77,084     154,168
   #Ambassadors Group, Inc............................................     5,154      28,141
   #Amcon Distributing Co.............................................     3,209     202,167
   #American Greetings Corp. Class A.................................. 1,719,600  22,853,484
   *Arctic Cat, Inc...................................................   268,845  11,829,180
   *Ascent Capital Group, Inc. Class A................................   122,622   6,104,123
   *Ballantyne Strong, Inc............................................   270,036   1,444,693
  #*Barnes & Noble, Inc............................................... 1,383,934  18,364,804
    Bassett Furniture Industries, Inc.................................   200,365   2,454,471
  #*Beasley Broadcast Group, Inc. Class A.............................    75,568     379,351
  #*Beazer Homes USA, Inc............................................. 2,346,784   5,444,539
    bebe stores, Inc..................................................   101,935     611,610
    Belo Corp. Class A................................................   409,434   2,804,623
    Benihana, Inc.....................................................   305,509   4,955,356
    Big 5 Sporting Goods Corp.........................................    45,839     345,626
   *Biglari Holdings, Inc.............................................    22,762   8,552,822
   *Black Diamond, Inc................................................   354,883   3,492,049
   *Bluegreen Corp....................................................   930,959   4,459,294
   #Blyth, Inc........................................................     5,472     187,580
   #Bob Evans Farms, Inc..............................................   758,908  29,233,136
   #Bon-Ton Stores, Inc. (The)........................................    82,097     541,840
  #*Books-A-Million, Inc..............................................   322,657     761,471
    Bowl America, Inc. Class A........................................    17,559     220,365
  #*Boyd Gaming Corp..................................................   422,688   2,409,322
   #Brown Shoe Co., Inc...............................................   924,543  12,721,712
   *Build-A-Bear Workshop, Inc........................................   510,324   2,373,007
  #*Cabela's, Inc..................................................... 1,287,489  59,147,245
   *Cache, Inc........................................................   344,120   1,204,420
   #Callaway Golf Co.................................................. 1,756,941   9,645,606
   *Cambium Learning Group, Inc.......................................   240,309     272,751
    Canterbury Park Holding Corp......................................    16,406     171,443
   *Career Education Corp.............................................    23,122     108,905
   *Carmike Cinemas, Inc..............................................     2,000      27,800
    Carriage Services, Inc............................................   368,989   2,981,431
   *Casual Male Retail Group, Inc.....................................     9,252      35,158
   *Cavco Industries, Inc.............................................    44,047   2,108,089
  #*Central European Media Enterprises, Ltd. Class A..................    76,632     386,225
  #*Charles & Colvard, Ltd............................................    23,790      88,261
    Christopher & Banks Corp..........................................   410,881     895,721
    Churchill Downs, Inc..............................................    53,027   2,934,514
   *Citi Trends, Inc..................................................    27,449     412,558
   *Coast Distribution System, Inc. (The).............................    92,516     174,855
   *Cobra Electronics Corp............................................   176,106     804,804
  #*Collective Brands, Inc............................................   847,440  18,236,909
    Collectors Universe, Inc..........................................    26,049     380,055
  #*Conn's, Inc.......................................................   695,934  12,422,422
    Core-Mark Holding Co., Inc........................................   310,050  14,972,314
  #*Corinthian Colleges, Inc..........................................   515,206   1,040,716
  #*Crown Media Holdings, Inc. Class A................................   254,767     496,796
    CSS Industries, Inc...............................................   259,352   4,860,256
    Culp, Inc.........................................................    29,090     290,900
   *Cumulus Media, Inc. Class A.......................................   475,161   1,197,406
   *Cybex International, Inc..........................................   208,660     256,652

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
   *dELiA*s, Inc......................................................   271,854 $   413,218
   *Delta Apparel, Inc................................................   186,959   2,617,426
    Destination Maternity Corp........................................   166,220   2,973,676
  #*Digital Generation, Inc...........................................    29,016     309,311
    Dillard's, Inc. Class A........................................... 1,136,061  74,105,259
   *Dixie Group, Inc. (The)...........................................   293,970   1,017,136
   #Domino's Pizza, Inc...............................................   183,374   6,260,388
   *Dorman Products, Inc..............................................   569,696  16,361,669
    Dover Downs Gaming & Entertainment, Inc...........................   135,668     370,374
   *Dover Motorsports, Inc............................................   319,398     479,097
  #*DreamWorks Animation SKG, Inc. Class A............................   272,115   5,224,608
   #DSW, Inc. Class A.................................................    48,040   2,840,125
   *E.W. Scripps Co. Class A (The).................................... 1,241,288  11,531,566
   *EDCI Holdings, Inc................................................    70,804     336,319
   *ELXSI Corp........................................................    27,300     303,712
   *Emerson Radio Corp................................................   156,037     313,634
   *Emmis Communications Corp. Class A................................   353,768     788,903
  #*Entercom Communications Corp. Class A.............................    33,167     180,428
    Escalade, Inc.....................................................     4,453      26,718
   *Exide Technologies................................................   313,523     918,622
   *Famous Dave's of America, Inc.....................................     3,334      34,674
  #*Federal-Mogul Corp................................................   321,284   3,196,776
   *Fisher Communications, Inc........................................    77,531   2,477,891
  #*Flanigan's Enterprises, Inc.......................................     4,740      38,892
    Flexsteel Industries, Inc.........................................   196,868   4,211,007
   #Fred's, Inc. Class A.............................................. 1,043,026  14,810,969
    Frisch's Restaurants, Inc.........................................    48,049   1,562,073
   *Fuel Systems Solutions, Inc.......................................    31,993     566,916
   *Full House Resorts, Inc...........................................   119,699     326,778
   *Furniture Brands International, Inc............................... 1,167,729   1,284,502
   *Gaiam, Inc. Class A...............................................    92,138     316,033
    Gaming Partners International Corp................................    44,581     275,956
  #*Gaylord Entertainment Co.......................................... 1,272,691  46,771,394
   *Geeknet, Inc......................................................    61,724   1,234,480
   *Genesco, Inc......................................................   202,277  13,394,783
   *Gray Television, Inc..............................................   818,882   1,375,722
   *Gray Television, Inc. Class A.....................................    23,767      35,650
   #Group 1 Automotive, Inc...........................................   692,274  37,209,728
   *Hallwood Group, Inc. (The)........................................     4,538      44,699
   *Hampshire Group, Ltd..............................................    41,080     127,143
   *Harris Interactive, Inc...........................................   245,995     282,894
    Harte-Hanks, Inc..................................................   211,947   1,335,266
  #*Hastings Entertainment, Inc.......................................   306,501     591,547
    Haverty Furniture Cos., Inc.......................................   547,388   6,174,537
    Haverty Furniture Cos., Inc. Class A..............................     5,701      64,991
   *Heelys, Inc.......................................................    60,428     117,835
   *Helen of Troy, Ltd................................................   735,852  22,414,052
   *Hollywood Media Corp..............................................   474,727     631,387
    Hooker Furniture Corp.............................................   246,265   2,903,464
    Hot Topic, Inc....................................................   563,183   5,721,939
  #*Iconix Brand Group, Inc........................................... 1,945,311  34,490,364
   #International Speedway Corp. Class A..............................   696,352  17,854,465
   *Isle of Capri Casinos, Inc........................................   509,303   2,989,609
   *J. Alexander's Corp...............................................   151,054   1,969,744
   #Jaclyn, Inc.......................................................    40,909     212,727
   #JAKKS Pacific, Inc................................................   692,157  11,088,355
   *Johnson Outdoors, Inc. Class A....................................   207,794   4,349,128
    Jones Group, Inc. (The)........................................... 2,038,799  21,550,105
   *Journal Communications, Inc. Class A..............................   251,824   1,395,105
   *Kenneth Cole Productions, Inc. Class A............................   335,433   5,044,912
   *Kid Brands, Inc...................................................   156,672     239,708

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
   *Kona Grill, Inc...................................................    75,431 $   622,306
  #*K-Swiss, Inc. Class A.............................................   139,968     435,300
    Lacrosse Footwear, Inc............................................     2,015      40,199
   *Lakeland Industries, Inc..........................................   141,538     934,151
   *Lazare Kaplan International, Inc..................................   132,982     299,210
   *La-Z-Boy, Inc.....................................................   904,887  10,822,449
   *LeapFrog Enterprises, Inc.........................................    26,520     304,715
   *Lee Enterprises, Inc..............................................   712,477     890,596
   *Libbey, Inc.......................................................   347,767   5,049,577
   *Liberty Media Corp. - Liberty Capital Class B.....................     2,327     219,995
    Lifetime Brands, Inc..............................................   347,829   4,480,038
   *LIN TV Corp. Class A..............................................   271,018     972,955
   #Lithia Motors, Inc. Class A.......................................   366,694  10,216,095
  #*Live Nation Entertainment, Inc.................................... 2,631,518  23,473,141
  #*LodgeNet Interactive Corp.........................................   238,506     143,104
   *Luby's, Inc.......................................................   472,730   3,134,200
   *M/I Homes, Inc....................................................   363,294   6,027,047
    Mac-Gray Corp.....................................................   312,492   4,321,764
  #*Madison Square Garden Co. Class A (The)...........................   132,916   4,818,205
    Marcus Corp.......................................................   559,007   7,334,172
   *MarineMax, Inc....................................................   602,294   4,481,067
   *Marriott Vacations Worldwide Corp.................................    22,514     698,384
  #*McClatchy Co. Class A (The)....................................... 1,303,731   2,099,007
    McRae Industries, Inc. Class A....................................    30,453     456,034
   #MDC Holdings, Inc.................................................   261,148   8,320,175
  #*Media General, Inc. Class A.......................................   511,404   2,500,766
    Men's Wearhouse, Inc. (The).......................................   346,466   9,441,198
  #*Meritage Homes Corp...............................................   295,769  10,381,492
   *Modine Manufacturing Co...........................................    60,544     406,250
   *Monarch Casino & Resort, Inc......................................     7,279      54,374
  #*Motorcar Parts of America, Inc....................................    80,164     356,730
    Movado Group, Inc.................................................   502,742  11,784,272
   *MTR Gaming Group, Inc.............................................   305,056   1,098,202
   *Multimedia Games Holding Co., Inc.................................   224,548   3,177,354
    National CineMedia, Inc...........................................    52,426     741,304
   *Nautilus, Inc.....................................................    74,314     237,805
   *Navarre Corp......................................................    60,371      80,897
   *Nevada Gold & Casinos, Inc........................................   152,348     158,442
   *New Frontier Media, Inc...........................................   308,544     475,158
   *New York & Co., Inc...............................................   179,230     815,496
  #*Nexstar Broadcasting Group, Inc. Class A..........................    83,986     547,589
   *Nobility Homes, Inc...............................................    12,925      73,414
   *Office Depot, Inc.................................................   892,311   1,588,314
  #*OfficeMax, Inc....................................................   305,162   1,370,177
   *Orient-Express Hotels, Ltd. Class A............................... 2,490,385  22,712,311
    Outdoor Channel Holdings, Inc.....................................   172,082   1,194,249
   *P & F Industries, Inc. Class A....................................    20,880     104,818
  #*Pacific Sunwear of California, Inc................................ 1,657,500   3,530,475
   #Penske Automotive Group, Inc...................................... 1,277,301  30,527,494
    Pep Boys - Manny, Moe & Jack (The)................................ 1,119,636  10,155,099
  #*Perfumania Holdings, Inc..........................................    89,183     766,974
   *Perry Ellis International, Inc....................................   458,974   8,651,660
   *Pinnacle Entertainment, Inc.......................................     1,763      19,129
   *Point.360.........................................................   112,341      60,102
  #*Premier Exhibitions, Inc..........................................   225,055     492,870
   *Q.E.P. Co., Inc...................................................    42,217     728,243
   *Quiksilver, Inc................................................... 1,788,650   5,169,198
  #*Radio One, Inc. Class D...........................................   625,385     519,070
  #*Reading International, Inc. Class A...............................   168,095     830,389
   *Red Lion Hotels Corp..............................................   529,202   3,958,431
   *Red Robin Gourmet Burgers, Inc....................................   154,846   4,622,153

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Consumer Discretionary -- (Continued)
   #Regis Corp........................................................ 1,763,060 $   29,830,975
   #Rent-A-Center, Inc................................................ 1,626,484     57,837,771
   *Rick's Cabaret International, Inc.................................   224,194      1,892,197
   *Rockford Corp.....................................................    14,048         66,728
   *Rocky Brands, Inc.................................................   123,602      1,426,367
   *Ruby Tuesday, Inc................................................. 1,484,522      9,515,786
   #Ryland Group, Inc. (The)..........................................    18,065        431,392
   *Saga Communications, Inc. Class A.................................   116,643      3,954,198
  #*Saks, Inc......................................................... 2,406,967     25,104,666
    Salem Communications Corp. Class A................................    82,466        403,259
   #Scholastic Corp................................................... 1,436,861     43,292,622
  #*School Specialty, Inc.............................................   545,252      1,832,047
    Service Corp. International.......................................   618,562      7,948,522
    Shiloh Industries, Inc............................................   192,329      2,021,378
    Shoe Carnival, Inc................................................   563,923     12,519,091
   *Skechers U.S.A., Inc. Class A.....................................   878,025     17,507,818
    Skyline Corp......................................................     1,465          7,193
   *Spanish Broadcasting System, Inc. Class A.........................     8,699         32,621
    Spartan Motors, Inc...............................................   653,641      3,333,569
  #*Spectrum Group International, Inc.................................   312,991        611,897
    Speedway Motorsports, Inc.........................................   909,815     14,475,157
   *Sport Chalet, Inc. Class A........................................    82,165        119,139
   *Sport Chalet, Inc. Class B........................................    15,675         28,058
    Stage Stores, Inc................................................. 1,009,407     19,118,169
    Standard Motor Products, Inc......................................   400,090      5,625,265
   *Stanley Furniture Co., Inc........................................    91,262        373,262
   *Stein Mart, Inc...................................................    15,273        121,420
   *Steinway Musical Instruments, Inc.................................   289,169      7,125,124
   #Stewart Enterprises, Inc. Class A................................. 2,681,851     18,317,042
   *Stoneridge, Inc...................................................    72,586        466,002
    Strattec Security Corp............................................    48,198      1,084,937
    Superior Industries International, Inc............................   764,419     13,063,921
    Superior Uniform Group, Inc.......................................   144,642      1,777,650
   *Syms Corp.........................................................   392,655      1,299,688
   *Systemax, Inc.....................................................    29,140        363,376
   *Tandy Brands Accessories, Inc.....................................   200,326        270,440
    Tandy Leather Factory, Inc........................................   133,783        684,969
   *Trans World Entertainment Corp....................................   634,084      1,902,252
   *Tuesday Morning Corp.............................................. 1,307,967      6,618,313
   *Unifi, Inc........................................................   429,939      4,763,724
   *Universal Electronics, Inc........................................    12,824        161,454
   *Valuevision Media, Inc. Class A...................................     3,840          7,219
   *VOXX International Corp...........................................   410,768      3,076,652
    Walking Co. Holdings, Inc. (The)..................................    23,629        165,403
   *Wells-Gardner Electronics Corp....................................    54,437        125,205
    Wendy's Co. (The).................................................   703,879      3,230,805
   *West Marine, Inc..................................................   594,634      6,083,106
   *Wet Seal, Inc. Class A (The)......................................   187,254        513,076
   *WMS Industries, Inc...............................................    10,423        191,471
   *Zale Corp.........................................................   893,182      2,697,410
                                                                                 --------------
Total Consumer Discretionary..........................................            1,252,876,310
                                                                                 --------------
Consumer Staples -- (3.7%)
   *Alliance One International, Inc................................... 1,260,615      4,109,605
    Andersons, Inc. (The).............................................    23,888        907,027
   *Bridgford Foods Corp..............................................    37,720        295,725
    CCA Industries, Inc...............................................    32,097        152,461
  #*Central European Distribution Corp................................   189,820        618,813
   *Central Garden & Pet Co...........................................   312,005      3,350,934
   *Central Garden & Pet Co. Class A..................................   902,035     10,301,240
  #*Chiquita Brands International, Inc................................ 1,148,246      5,947,914

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Staples -- (Continued)
   *Craft Brew Alliance, Inc..........................................   251,717 $  2,149,663
   *Crystal Rock Holdings, Inc........................................     9,911        9,713
   *Cuisine Solutions, Inc............................................   181,778      157,238
  #*Dean Foods Co.....................................................   395,058    4,886,867
  #*Dole Food Co., Inc................................................   948,803   11,167,411
   *Farmer Bros. Co...................................................    11,351       88,538
   #Fresh Del Monte Produce, Inc...................................... 1,511,967   37,043,191
    Griffin Land & Nurseries, Inc.....................................    20,232      582,682
  #*Hain Celestial Group, Inc. (The).................................. 1,084,318   60,385,669
  #*Harbinger Group, Inc..............................................   405,478    3,754,726
    Ingles Markets, Inc. Class A......................................   200,122    3,273,996
   *John B. Sanfilippo & Son, Inc.....................................   209,880    3,559,565
   *Mannatech, Inc....................................................     3,084       18,658
    MGP Ingredients, Inc..............................................   289,677      941,450
    Nash-Finch Co.....................................................   299,494    5,738,305
   *Natural Alternatives International, Inc...........................    94,109      631,471
   *Nutraceutical International Corp..................................    58,135      866,793
    Oil-Dri Corp. of America..........................................    88,805    1,947,494
   *Omega Protein Corp................................................   481,239    4,008,721
   #Orchids Paper Products Co.........................................     2,641       44,897
   *Pantry, Inc. (The)................................................   436,686    6,214,042
   *Physicians Formula Holdings, Inc..................................   367,754    1,309,204
   *Pilgrim's Pride Corp..............................................    46,859      217,894
  #*Post Holdings, Inc................................................   237,195    7,020,972
   *Prestige Brands Holdings, Inc..................................... 1,460,149   23,961,045
    Reliv' International, Inc.........................................    12,603       18,022
   *Revlon, Inc. Class A..............................................    33,702      490,364
   *Seneca Foods Corp. Class A........................................    86,658    2,138,719
   *Seneca Foods Corp. Class B........................................    24,265      604,441
   *Smart Balance, Inc................................................ 1,625,304   15,472,894
    Spartan Stores, Inc...............................................   577,775    9,937,730
  #*Spectrum Brands Holdings, Inc.....................................   415,291   15,295,168
    Stephan Co. (The).................................................    56,795      133,468
   #SUPERVALU, Inc.................................................... 1,309,333    3,234,053
   *Susser Holdings Corp..............................................     4,045      146,065
   #Universal Corp....................................................   846,961   38,570,604
    Weis Markets, Inc.................................................    15,591      678,676
                                                                                 ------------
Total Consumer Staples................................................            292,384,128
                                                                                 ------------
Energy -- (7.4%)
    Adams Resources & Energy, Inc.....................................   107,983    4,487,773
    Alon USA Energy, Inc..............................................   654,094    7,142,706
   *Barnwell Industries, Inc..........................................   142,853      428,559
  #*Basic Energy Services, Inc........................................   146,234    1,582,252
  #*Bill Barrett Corp.................................................   875,905   18,446,559
   *Black Ridge Oil and Gas, Inc......................................    72,013       26,987
    Bolt Technology Corp..............................................    30,287      440,676
   #Bristow Group, Inc................................................ 1,270,537   58,152,478
  #*Cal Dive International, Inc.......................................   943,379    1,528,274
   *Callon Petroleum Co...............................................     7,199       35,779
   *Comstock Resources, Inc...........................................   988,846   15,999,528
  #*Crimson Exploration, Inc..........................................   248,685    1,094,214
    Crosstex Energy, Inc..............................................   330,830    4,462,897
   *Dawson Geophysical Co.............................................   169,395    3,902,861
   #Delek US Holdings, Inc............................................   669,250   13,210,995
    DHT Holdings, Inc.................................................    45,124      298,270
   *Double Eagle Petroleum Co.........................................    81,571      338,520
  #*Endeavour International Corp......................................   126,473    1,083,874
   *Energy Partners, Ltd..............................................   584,568    9,879,199
   *ENGlobal Corp.....................................................    26,577       38,005
  #*Evolution Petroleum Corp..........................................    26,290      219,522

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *Exterran Holdings, Inc............................................ 1,746,148 $ 25,790,606
   *Forbes Energy Services, Ltd.......................................       451        1,989
  #*Forest Oil Corp...................................................   142,150      973,728
   *Gastar Exploration, Ltd...........................................     7,589       14,799
   *Geokinetics, Inc..................................................    24,934        7,480
   *GeoMet, Inc.......................................................    58,801       20,580
  #*GMX Resources, Inc................................................   109,881       89,015
  #*Green Plains Renewable Energy, Inc................................   699,705    3,106,690
    Gulf Island Fabrication, Inc......................................   254,653    7,081,900
   *Gulfmark Offshore, Inc. Class A...................................   770,502   27,699,547
  #*Harvest Natural Resources, Inc....................................   943,871    7,437,703
  #*Helix Energy Solutions Group, Inc................................. 3,623,827   64,794,027
   *Hercules Offshore, Inc............................................ 4,871,538   17,488,821
   *HKN, Inc..........................................................    86,717      195,113
  #*Hornbeck Offshore Services, Inc................................... 1,227,432   51,981,745
  #*Mexco Energy Corp.................................................       733        4,251
  #*Miller Energy Resources, Inc......................................    13,018       50,640
   *Mitcham Industries, Inc...........................................   179,913    3,179,063
   *Natural Gas Services Group, Inc...................................   274,090    3,974,305
   *Newpark Resources, Inc............................................ 1,096,593    7,489,730
   #Nordic American Tankers, Ltd......................................   276,282    3,232,499
   #Overseas Shipholding Group, Inc...................................   776,519    4,441,689
   *Parker Drilling Co................................................ 3,288,767   15,226,991
  #*Patriot Coal Corp.................................................   497,505       49,750
   *PDC Energy, Inc...................................................   776,357   20,340,553
    Penn Virginia Corp................................................ 1,120,795    7,509,326
   *PHI, Inc. Non-Voting..............................................   308,788    8,238,464
   *PHI, Inc. Voting..................................................     1,686       43,246
   *Pioneer Energy Services Corp...................................... 1,898,311   15,262,420
   *Quicksilver Resources, Inc........................................   137,002      619,249
   *Rentech, Inc......................................................   506,484    1,007,903
   *REX American Resources Corp.......................................   234,850    4,145,102
   *SEACOR Holdings, Inc..............................................   449,784   38,209,151
   *SemGroup Corp. Class A............................................   228,253    7,694,409
    Ship Finance International, Ltd...................................    59,694      864,369
  #*Stone Energy Corp.................................................       700       18,382
   *Superior Energy Services, Inc..................................... 1,217,614   26,385,695
   *Swift Energy Co...................................................   278,579    5,206,642
   *Tesco Corp........................................................    34,373      398,383
   *TETRA Technologies, Inc...........................................   818,148    5,669,766
   *TGC Industries, Inc...............................................   157,769    1,101,228
   *Triangle Petroleum Corp...........................................    52,195      291,770
   *U.S. Energy Corp..................................................    10,322       23,844
   *Union Drilling, Inc...............................................   350,905    1,256,240
  #*Unit Corp.........................................................    17,927      712,778
  #*USEC, Inc......................................................... 3,330,962    3,197,724
   *Venoco, Inc.......................................................    38,862      360,251
   *Warren Resources, Inc.............................................     2,345        5,440
   #Western Refining, Inc............................................. 1,985,639   46,722,086
  #*Westmoreland Coal Co..............................................    71,836      528,713
   *Willbros Group, Inc...............................................   294,254    2,015,640
                                                                                 ------------
Total Energy..........................................................            584,961,363
                                                                                 ------------
Financials -- (21.1%)
   *1st Constitution Bancorp..........................................    17,093      156,401
    1st Source Corp...................................................   583,991   12,976,280
   *1st United Bancorp, Inc...........................................    71,148      421,908
   *21st Century Holding Co...........................................   169,159      793,356
   #Access National Corp..............................................    39,981      552,537
  #*Alexander & Baldwin, Inc.......................................... 1,253,242   40,153,874
    Alliance Bancorp, Inc. of Pennsylvania............................     2,078       25,185

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   *Altisource Portfolio Solutions SA.................................   203,040 $15,747,782
    Ameriana Bancorp..................................................    34,757     208,542
   *American Capital, Ltd............................................. 2,720,632  27,097,495
   #American Equity Investment Life Holding Co........................ 1,745,931  20,375,015
  #*American Independence Corp........................................    42,672     230,429
   *American National Insurance Co....................................     5,360     377,505
   *American River Bankshares.........................................   142,147     960,914
   *American Safety Insurance Holdings, Ltd...........................   196,970   3,515,914
  #*Ameris Bancorp....................................................   207,312   2,475,305
  #*AmeriServ Financial, Inc..........................................   323,958     926,520
   *Anchor Bancorp Wisconsin, Inc.....................................   199,263      89,668
    Argo Group International Holdings, Ltd............................   935,011  27,498,674
    ASB Financial Corp................................................     1,733      22,182
    Aspen Insurance Holdings, Ltd.....................................   601,906  17,298,778
   #Associated Banc-Corp..............................................   241,100   3,011,339
   #Astoria Financial Corp............................................   932,482   8,783,980
    Atlantic American Corp............................................   238,675     656,356
   *Atlantic Coast Financial Corp.....................................    17,186      43,652
   *AV Homes, Inc.....................................................   229,065   2,835,825
   #Baldwin & Lyons, Inc. Class A.....................................     3,124      70,290
    Baldwin & Lyons, Inc. Class B.....................................   367,343   8,533,378
    Bancorp of New Jersey, Inc........................................       400       4,120
   *Bancorp, Inc. (The)...............................................   207,040   1,935,824
   #BancorpSouth, Inc.................................................   478,627   6,935,305
   *BancTrust Financial Group, Inc....................................    98,095     290,361
    Bank Mutual Corp..................................................   120,772     514,489
    Bank of Commerce Holdings.........................................    13,375      54,837
  #*BankAtlantic Bancorp, Inc. Class A................................   264,022   1,594,693
    BankFinancial Corp................................................   524,139   4,119,733
    Banner Corp.......................................................   239,239   5,437,902
   #Bar Harbor Bankshares.............................................       530      18,460
   *BBCN Bancorp, Inc.................................................   268,159   3,040,923
   #BCB Bancorp, Inc..................................................    23,344     246,746
   *BCSB Bancorp, Inc.................................................     4,155      58,606
   #Beacon Federal Bancorp, Inc.......................................    27,229     546,486
  #*Berkshire Bancorp, Inc............................................     4,650      38,455
    Berkshire Hills Bancorp, Inc......................................   508,513  11,421,202
   *BNCCORP, Inc......................................................    30,988      92,964
   *BofI Holding, Inc.................................................    21,644     436,559
    Boston Private Financial Holdings, Inc............................   524,150   4,932,252
  #*Bridge Capital Holdings...........................................    37,249     578,477
    Brookline Bancorp, Inc............................................   690,868   5,810,200
   *Brunswick Bancorp.................................................     1,200       6,180
   #C&F Financial Corp................................................    15,641     640,186
   #California First National Bancorp.................................   142,816   2,319,332
   *Camco Financial Corp..............................................    84,743     210,163
  #*Cape Bancorp, Inc.................................................    33,206     308,152
   *Capital Bank Corp.................................................    62,420     147,935
   #Capital City Bank Group, Inc......................................    47,054     344,906
   #Capital Southwest Corp............................................    49,346   5,151,722
    CapitalSource, Inc................................................ 3,099,376  20,300,913
   #Capitol Federal Financial, Inc....................................    94,839   1,111,513
  #*Carolina Bank Holdings, Inc.......................................     3,770      22,168
   *Carrollton Bancorp................................................    10,584      56,095
    Cathay General Bancorp............................................ 1,544,662  25,008,078
    Centerstate Banks, Inc............................................    92,160     714,240
    Central Bancorp, Inc..............................................     7,766     246,260
    Century Bancorp, Inc. Class A.....................................    19,731     593,508
    CFS Bancorp, Inc..................................................   206,081   1,106,655
    Chemical Financial Corp...........................................   712,533  15,982,115
   *Chicopee Bancorp, Inc.............................................    38,643     559,937

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
  #*Citizens Community Bancorp, Inc...................................    42,530 $   240,720
  #*Citizens First Corp...............................................     5,422      45,707
   *Citizens Republic Bancorp, Inc....................................    22,036     396,648
    Citizens South Banking Corp.......................................   143,329     964,604
   #CNO Financial Group, Inc.......................................... 8,673,411  71,902,577
    CoBiz Financial, Inc..............................................   121,000     810,700
    Codorus Valley Bancorp, Inc.......................................    13,634     212,963
  #*Colonial Financial Services, Inc..................................     4,224      55,715
  #*Colony Bankcorp, Inc..............................................    12,037      48,148
    Columbia Banking System, Inc......................................   448,186   8,089,757
   *Community Bankers Trust Corp......................................       300         642
   *Community West Bancshares.........................................    23,717      55,498
  #*CompuCredit Holdings Corp.........................................   413,266   1,818,370
   *Consumer Portfolio Services, Inc..................................   315,616     624,920
   *Cowen Group, Inc. Class A.........................................   393,033     982,582
    Donegal Group, Inc. Class A.......................................   489,931   6,565,075
   #Donegal Group, Inc. Class B.......................................    54,693     974,629
   *Doral Financial Corp..............................................    77,216     105,014
    Eagle Bancorp Montana, Inc........................................     1,125      11,441
   #Eastern Insurance Holdings, Inc...................................   119,112   1,889,116
   *Eastern Virginia Bankshares, Inc..................................    18,814      75,256
    ECB Bancorp, Inc..................................................    10,525     104,829
    Edelman Financial Group, Inc......................................   424,274   3,678,456
    EMC Insurance Group, Inc..........................................   292,000   5,904,240
    Endurance Specialty Holdings, Ltd.................................   937,160  32,491,337
   #Enterprise Bancorp, Inc...........................................     4,006      66,540
    Enterprise Financial Services Corp................................    79,352     995,868
    Epoch Holding Corp................................................    45,311     955,156
   #ESB Financial Corp................................................    36,961     520,780
    ESSA Bancorp, Inc.................................................   172,841   1,826,929
    Evans Bancorp, Inc................................................     5,783      89,636
  #*Farmers Capital Bank Corp.........................................    54,295     433,274
    FBL Financial Group, Inc. Class A.................................   791,367  24,492,809
    Federal Agricultural Mortgage Corp. Class A.......................     3,592      67,835
   #Federal Agricultural Mortgage Corp. Class C.......................   241,962   6,082,925
    Fidelity Bancorp, Inc.............................................    19,945     416,053
   #Fidelity Southern Corp............................................    31,780     288,562
    Financial Institutions, Inc.......................................   183,936   3,163,699
   *First Acceptance Corp.............................................   865,637   1,064,734
   #First Advantage Bancorp...........................................    20,056     270,756
   #First American Financial Corp..................................... 1,285,815  23,556,131
   #First Bancorp.....................................................    56,912     484,890
   *First BanCorp.....................................................    36,338     137,358
   oFirst Bancorp of Indiana, Inc.....................................     5,430      58,210
    First Bancorp, Inc................................................       658      11,054
  #*First Bancshares, Inc.............................................    24,793     121,486
   #First Bancshares, Inc. (The)......................................     2,580      25,129
   *First Bank of Delaware............................................    70,003     140,006
    First Business Financial Services, Inc............................    22,900     499,449
   *First California Financial Group, Inc.............................    62,319     418,160
    First Citizens BancShares, Inc. Class A...........................    21,382   3,512,849
    First Commonwealth Financial Corp................................. 1,187,978   8,327,726
    First Community Bancshares, Inc...................................    79,232   1,148,072
    First Defiance Financial Corp.....................................   198,927   3,232,564
  #*First Federal Bancshares of Arkansas, Inc.........................   104,524     869,640
   *First Federal of Northern Michigan Bancorp, Inc...................    31,310     106,141
    First Financial Corp..............................................   171,623   5,088,622
    First Financial Holdings, Inc.....................................   154,502   1,823,124
  #*First Financial Northwest, Inc....................................   205,641   1,686,256
   *First Financial Service Corp......................................    16,049      36,913
   #First Horizon National Corp.......................................       400       3,292

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    First Interstate BancSystem, Inc..................................   333,356 $ 4,803,660
   *First Investors Financial Services Group, Inc.....................   118,400   1,112,960
    First M&F Corp....................................................    71,398     446,238
   *First Marblehead Corp. (The)......................................   184,191     197,084
    First Merchants Corp..............................................   695,748   9,900,494
    First Midwest Bancorp, Inc........................................ 1,098,025  12,407,682
   #First Pactrust Bancorp, Inc.......................................   102,908   1,157,715
   *First Place Financial Corp........................................   384,814     288,610
  #*First United Corp.................................................    70,785     346,846
    First West Virginia Bancorp.......................................     9,110     142,754
    Firstbank Corp....................................................    99,156     969,746
   *FirstCity Financial Corp..........................................   221,461   1,993,149
    Flagstone Reinsurance Holdings SA.................................   855,415   5,970,797
    Flushing Financial Corp...........................................   393,230   5,548,475
   #FNB Corp.......................................................... 1,151,071  12,523,652
  #*FNB United Corp...................................................     3,562      42,317
   *Forestar Group, Inc...............................................    33,192     377,725
    Fox Chase Bancorp, Inc............................................    41,093     612,286
   *Franklin Financial Corp...........................................    13,891     224,201
   #Fulton Financial Corp.............................................   724,584   6,658,927
    GAINSCO, Inc......................................................       100         933
   *Gleacher & Co., Inc...............................................    15,573      10,901
   *Global Indemnity P.L.C............................................   248,145   4,769,347
   *Greene Bancshares, Inc............................................   173,437     313,921
   *Guaranty Bancorp..................................................   606,993   1,165,427
   *Guaranty Federal Bancshares, Inc..................................    32,452     223,594
   *Hallmark Financial Services, Inc..................................   430,741   3,553,613
    Hampden Bancorp, Inc..............................................     6,119      77,161
   *Hanmi Financial Corp..............................................    12,762     139,743
    Hanover Insurance Group, Inc. (The)...............................   429,804  15,073,226
    Harleysville Savings Financial Corp...............................    14,792     255,162
   *Harris & Harris Group, Inc........................................   302,557   1,125,512
    Hawthorn Bancshares, Inc..........................................    27,110     255,918
    Heartland Financial USA, Inc......................................     3,438      89,835
  #*Heritage Commerce Corp............................................   247,772   1,518,842
   #Heritage Financial Corp...........................................    55,237     765,032
   #Heritage Financial Group, Inc.....................................     8,425     112,811
    HF Financial Corp.................................................   127,909   1,635,956
   *Hilltop Holdings, Inc............................................. 1,301,743  13,681,319
    Hingham Institution for Savings...................................     1,857     112,738
  #*HMN Financial, Inc................................................   102,799     286,809
  #*Home Bancorp, Inc.................................................     5,278      88,776
    Home Federal Bancorp, Inc.........................................   202,358   2,007,391
   #Homeowners Choice, Inc............................................     6,078     110,194
    HopFed Bancorp, Inc...............................................    67,823     508,672
    Horace Mann Educators Corp........................................   876,441  15,285,131
   #Horizon Bancorp...................................................    13,458     363,097
  #*Howard Hughes Corp. (The).........................................     5,313     327,440
   #IBERIABANK Corp...................................................    12,121     567,626
   *ICG Group, Inc....................................................   822,899   7,356,717
  #*Imperial Holdings, Inc............................................    10,732      41,104
   #Independence Holding Co...........................................   263,054   2,483,230
  #*Independent Bank Corp.............................................    64,970     187,763
    Indiana Community Bancorp.........................................    43,789   1,000,579
    Infinity Property & Casualty Corp.................................   478,528  27,663,704
   #International Bancshares Corp.....................................   462,625   8,479,916
   *Intervest Bancshares Corp. Class A................................   169,608     639,422
   *Investment Technology Group, Inc..................................   365,575   3,026,961
   #Investors Title Co................................................    43,302   2,317,090
   *Jacksonville Bancorp, Inc.........................................    12,519      16,775
   #Janus Capital Group, Inc.......................................... 2,437,544  17,623,443

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   *Jefferson Bancshares, Inc.........................................    30,773 $    64,931
    JMP Group, Inc....................................................    29,537     184,016
   #Kaiser Federal Financial Group, Inc...............................     7,128     103,641
   #Kemper Corp....................................................... 1,536,233  50,265,544
  #*Knight Capital Group, Inc. Class A................................ 1,355,234  13,999,567
    Lake Shore Bancorp, Inc...........................................       697       7,040
   #Lakeland Bancorp, Inc.............................................   265,262   2,498,768
    Landmark Bancorp, Inc.............................................    23,219     466,470
   #LNB Bancorp, Inc..................................................   215,712   1,287,801
  #*Louisiana Bancorp, Inc............................................     1,005      16,115
   *LSB Financial Corp................................................    14,699     270,462
  #*Macatawa Bank Corp................................................   154,164     501,033
   *Magyar Bancorp, Inc...............................................    36,773     145,253
    Maiden Holdings, Ltd..............................................   712,545   6,049,507
    MainSource Financial Group, Inc...................................   506,492   5,915,827
  #*Malvern Federal Bancorp, Inc......................................     1,757      14,873
    Marlin Business Services Corp.....................................   347,608   5,339,259
   *Maui Land & Pineapple Co., Inc....................................    12,148      41,911
   #Mayflower Bancorp, Inc............................................    10,823     115,157
   #MB Financial, Inc................................................. 1,341,092  27,076,647
  #*MBIA, Inc......................................................... 3,910,946  37,349,534
  #*MBT Financial Corp................................................   335,703     990,324
    MCG Capital Corp.................................................. 2,430,572  10,645,905
    Meadowbrook Insurance Group, Inc.................................. 1,522,479  10,718,252
    Medallion Financial Corp..........................................   432,775   4,795,147
  #*Mercantile Bank Corp..............................................    95,648   1,583,931
    Meta Financial Group, Inc.........................................    49,767   1,062,028
   *Metro Bancorp, Inc................................................   401,692   5,021,150
  #*MetroCorp Bancshares, Inc.........................................    97,187   1,004,914
  #*MGIC Investment Corp.............................................. 4,775,214  11,508,266
    MicroFinancial, Inc...............................................   220,805   2,130,768
    Mid Penn Bancorp, Inc.............................................     4,664      47,106
   #MidWestOne Financial Group, Inc...................................    16,530     351,758
    Montpelier Re Holdings, Ltd....................................... 2,238,256  45,347,067
   #MSB Financial Corp................................................     3,087      17,905
    MutualFirst Financial, Inc........................................   140,766   1,572,356
   #National Penn Bancshares, Inc..................................... 1,874,507  16,570,642
    National Security Group, Inc......................................    11,290      97,094
    National Western Life Insurance Co. Class A.......................    65,017   9,205,757
    Naugatuck Valley Financial Corp...................................     3,280      23,944
   *Navigators Group, Inc. (The)......................................   463,670  22,455,538
    Nelnet, Inc. Class A..............................................   431,666  10,148,468
   *New Century Bancorp, Inc..........................................    40,342     185,573
    New England Bancshares, Inc.......................................     5,058      67,727
    New Hampshire Thrift Bancshares, Inc..............................    90,405   1,133,679
   *NewBridge Bancorp.................................................   252,836   1,039,156
   *Newport Bancorp, Inc..............................................     2,848      40,399
   *NewStar Financial, Inc............................................   491,006   5,852,792
   *North Valley Bancorp..............................................     6,860      94,119
    Northeast Bancorp.................................................    15,157     127,925
    Northeast Community Bancorp, Inc..................................    10,981      58,693
    Northrim Bancorp, Inc.............................................   137,999   2,782,060
    Northway Financial, Inc...........................................     7,009      80,253
   #Northwest Bancshares, Inc.........................................   714,286   8,321,432
    Norwood Financial Corp............................................       459      12,795
    Ocean Shore Holding Co............................................    15,171     196,464
  #*Old Second Bancorp, Inc...........................................   317,787     444,902
   *OmniAmerican Bancorp, Inc.........................................    13,564     284,708
    OneBeacon Insurance Group, Ltd. Class A...........................   129,906   1,648,507
    Oppenheimer Holdings, Inc. Class A................................    44,660     621,221
    Oriental Financial Group, Inc.....................................   463,582   4,811,981

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Osage Bancshares, Inc.............................................       500 $     5,220
    Pacific Continental Corp..........................................    41,084     379,205
  #*Pacific Mercantile Bancorp........................................   149,626     999,502
   *Pacific Premier Bancorp, Inc......................................   137,527   1,225,366
   *Park Sterling Corp................................................   481,687   2,210,943
  #*Patriot National Bancorp..........................................    76,824     119,845
   #Peapack-Gladstone Financial Corp..................................       315       4,820
  #*Penson Worldwide, Inc.............................................   298,045      32,785
    Peoples Bancorp...................................................    14,576     278,183
    Peoples Bancorp of North Carolina.................................    31,580     271,272
   #Peoples Bancorp, Inc..............................................   289,027   6,318,130
  #*PHH Corp.......................................................... 1,966,758  31,881,147
  #*Phoenix Cos., Inc. (The).......................................... 2,003,397   3,265,537
   *PICO Holdings, Inc................................................   131,774   3,177,071
    Pinnacle Bancshares, Inc..........................................    17,681     188,037
   *Pinnacle Financial Partners, Inc..................................   733,855  14,346,865
   *Piper Jaffray Cos., Inc...........................................   341,899   7,285,868
    Platinum Underwriters Holdings, Ltd...............................   644,983  24,522,254
   *Popular, Inc......................................................   755,811  11,390,072
   *Porter Bancorp, Inc...............................................     8,106      11,673
  #*Preferred Bank....................................................    37,855     408,077
   *Premier Financial Bancorp, Inc....................................    79,789     627,142
    Presidential Life Corp............................................   795,277  11,046,398
  #*Princeton National Bancorp, Inc...................................    18,151       9,983
   #PrivateBancorp, Inc...............................................   323,593   4,957,445
   #ProAssurance Corp.................................................    31,783   2,846,803
   #Protective Life Corp..............................................   404,700  11,295,177
   #Provident Financial Holdings, Inc.................................   189,726   2,322,246
    Provident Financial Services, Inc................................. 2,329,292  35,475,117
    Provident New York Bancorp........................................ 1,096,219   9,054,769
  #*Prudential Bancorp, Inc. of Pennsylvania..........................       100         559
   *PSB Holdings, Inc.................................................     2,619      11,655
   #Pulaski Financial Corp............................................   233,961   1,752,368
    QC Holdings, Inc..................................................     1,979       6,946
   #QCR Holdings, Inc.................................................     1,798      24,093
   #Radian Group, Inc................................................. 3,406,246   9,537,489
  o*Rainier Pacific Financial Group, Inc..............................    85,914          --
    Renasant Corp.....................................................   506,954   8,973,086
   #Republic Bancorp, Inc. Class A....................................     8,410     198,560
   *Republic First Bancorp, Inc.......................................    77,655     160,746
    Resource America, Inc. Class A....................................   295,446   1,793,357
   *Riverview Bancorp, Inc............................................   230,437     327,221
    Rockville Financial, Inc..........................................     8,656     100,842
   *Royal Bancshares of Pennsylvania, Inc. Class A....................     8,282      20,705
   *Rurban Financial Corp.............................................    32,070     232,187
   #S&T Bancorp, Inc..................................................     3,608      59,532
   *Safeguard Scientifics, Inc........................................   228,016   3,527,408
    Safety Insurance Group, Inc.......................................   386,423  16,376,607
   #Salisbury Bancorp, Inc............................................     2,455      60,148
    Sandy Spring Bancorp, Inc.........................................   321,002   5,717,046
   *Savannah Bancorp, Inc. (The)......................................    12,023      69,132
    SeaBright Holdings, Inc...........................................   623,906   5,259,528
   *Seacoast Banking Corp. of Florida.................................   125,527     175,738
   *Security National Financial Corp. Class A.........................    11,775      30,733
    Selective Insurance Group, Inc.................................... 1,818,624  31,389,450
    Shore Bancshares, Inc.............................................    15,816      83,667
    SI Financial Group, Inc...........................................     6,033      70,586
   *Siebert Financial Corp............................................    50,658      86,119
   #Sierra Bancorp....................................................    12,734     135,999
    Simmons First National Corp. Class A..............................    49,418   1,153,416
    Somerset Hills Bancorp............................................     1,227      10,552

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    South Street Financial Corp.......................................    11,002 $    44,668
   *Southcoast Financial Corp.........................................    93,426     219,551
   *Southern Community Financial Corp.................................   226,834     714,527
   *Southern Connecticut Bancorp, Inc.................................    27,966      33,000
  #*Southern First Bancshares, Inc....................................    61,052     512,226
    Southern Missouri Bancorp, Inc....................................       384       8,544
    Southern National Bancorp of Virginia, Inc........................     5,903      43,623
   *Southwest Bancorp, Inc............................................   360,626   3,317,759
    Southwest Georgia Financial Corp..................................     1,652      14,207
    StanCorp Financial Group, Inc.....................................   338,549  10,075,218
    State Auto Financial Corp.........................................   815,422  10,576,023
    StellarOne Corp...................................................   458,914   6,144,858
   #Stewart Information Services Corp.................................   529,500   9,038,565
   *Stratus Properties, Inc...........................................   122,308   1,021,272
  #*Suffolk Bancorp...................................................    12,655     164,515
    Summit State Bank.................................................     8,558      53,915
   *Sun Bancorp, Inc..................................................   594,659   1,748,297
   #Susquehanna Bancshares, Inc....................................... 4,534,152  48,334,060
   *Sussex Bancorp....................................................    22,778     111,612
   *SWS Group, Inc....................................................     1,900      10,887
    Symetra Financial Corp............................................   526,322   6,121,125
  #*Taylor Capital Group, Inc.........................................   104,790   1,828,586
    Teche Holding Co..................................................    14,319     546,843
    TF Financial Corp.................................................    73,202   1,707,071
   #Thomas Properties Group, Inc......................................    39,432     198,737
   *TIB Financial Corp................................................     5,184      56,713
  o*TierOne Corp......................................................    71,235          --
   *Timberland Bancorp, Inc...........................................   186,434     965,728
  #*Tower Financial Corp..............................................    33,913     403,565
    Tower Group, Inc..................................................   526,858   9,820,633
   #TowneBank.........................................................    80,210   1,147,003
   *Transcontinental Realty Investors, Inc............................     2,293       7,108
   *Tree.com, Inc.....................................................   132,521   1,712,171
  o*Trenwick Group, Ltd...............................................   199,776          --
  o*UCBH Holdings, Inc................................................ 1,043,075       5,215
   #Umpqua Holdings Corp.............................................. 3,628,005  45,277,502
    Unico American Corp...............................................   145,800   1,458,000
    Union First Market Bankshares Corp................................   175,463   2,679,320
   *United Bancshares, Inc............................................     9,093      83,110
   #United Community Bancorp..........................................     4,284      25,833
  #*United Community Banks, Inc.......................................   214,518   1,460,868
   *United Community Financial Corp...................................   442,091   1,175,962
    United Financial Bancorp, Inc.....................................   213,448   3,041,634
    United Fire Group, Inc............................................   862,595  16,906,862
  #*United Security Bancshares........................................     8,205      19,939
  #*Unity Bancorp, Inc................................................    51,891     309,789
    Universal Insurance Holdings, Inc.................................   231,412     740,518
    Univest Corp. of Pennsylvania.....................................     7,920     126,007
   *Virginia Commerce Bancorp, Inc....................................   333,840   2,694,089
   *Virtus Investment Partners, Inc...................................    14,994   1,255,298
   #VIST Financial Corp...............................................    62,647     766,173
   #VSB Bancorp, Inc..................................................       833       8,863
    Washington Federal, Inc........................................... 1,456,095  23,195,593
   *Waterstone Financial, Inc.........................................    87,848     292,534
    Wayne Savings Bancshares, Inc.....................................    21,613     183,494
   #Webster Financial Corp............................................ 1,932,713  39,659,271
    WesBanco, Inc.....................................................   702,668  14,552,254
   #West Bancorporation, Inc..........................................    89,202     904,508
   *Western Alliance Bancorp..........................................    58,618     540,458
    Westfield Financial, Inc..........................................   318,978   2,379,576
    White River Capital, Inc..........................................     7,843     176,075

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Financials -- (Continued)
   #Wintrust Financial Corp........................................... 1,208,372 $   44,359,336
  #*WSB Holdings, Inc.................................................    81,150        223,162
    WSFS Financial Corp...............................................    17,912        742,094
    WVS Financial Corp................................................     1,740         13,990
   *Yadkin Valley Financial Corp......................................   102,821        286,871
                                                                                 --------------
Total Financials......................................................            1,680,202,754
                                                                                 --------------
Health Care -- (4.3%)
   *ACADIA Pharmaceuticals, Inc.......................................    40,663         65,467
   *Addus HomeCare Corp...............................................     8,420         37,048
   *Affymetrix, Inc...................................................   751,129      3,147,230
   *Albany Molecular Research, Inc....................................   903,154      2,555,926
  #*Alere, Inc........................................................    82,601      1,558,681
   *Allied Healthcare Products, Inc...................................   207,331        587,783
   *Almost Family, Inc................................................    43,407        955,388
   *Alphatec Holdings, Inc............................................   166,651        293,306
   *Amedisys, Inc.....................................................   432,013      5,266,238
   *American Shared Hospital Services.................................    87,469        266,780
   *Amsurg Corp.......................................................   367,619     10,859,465
   *AngioDynamics, Inc................................................   717,462      7,899,257
   *Anika Therapeutics, Inc...........................................   207,695      2,523,494
  #*Ariad Pharmaceuticals, Inc........................................   405,182      7,751,132
   *Arqule, Inc.......................................................     3,800         22,990
    Arrhythmia Research Technology, Inc...............................     5,407         16,059
    Assisted Living Concepts, Inc. Class A............................   303,033      4,245,492
   *Astex Pharmaceuticals, Inc........................................    24,064         59,679
   *Bioanalytical Systems, Inc........................................    32,200         33,327
   *BioClinica, Inc...................................................    19,152         99,590
   *Cambrex Corp......................................................   100,678        929,258
   *Capital Senior Living Corp........................................   755,623      8,493,203
   *CardioNet, Inc....................................................   103,014        200,877
   *Chindex International, Inc........................................     6,715         70,172
   *Columbia Laboratories, Inc........................................   271,241        224,805
  #*Community Health Systems, Inc.....................................   164,741      4,054,276
    CONMED Corp.......................................................   841,329     23,086,068
   #Cooper Cos., Inc. (The)...........................................   127,341      9,583,684
   *Cross Country Healthcare, Inc.....................................   936,911      4,272,314
   *CryoLife, Inc.....................................................   390,762      2,172,637
   *Cutera, Inc.......................................................   409,633      2,801,890
   *Cynosure, Inc. Class A............................................   154,644      3,872,286
    Daxor Corp........................................................     8,579         76,911
   *Digirad Corp......................................................   253,185        506,370
   *DUSA Pharmaceuticals, Inc.........................................   124,240        679,593
   *Emisphere Technologies, Inc.......................................   237,156         14,704
  #*Endologix, Inc....................................................   216,053      2,538,623
   *Enzo Biochem, Inc.................................................   506,999        760,498
   *Five Star Quality Care, Inc.......................................   750,533      2,679,403
   *Gentiva Health Services, Inc......................................   662,400      4,411,584
   *Greatbatch, Inc...................................................   559,777     12,779,709
   *Harvard Bioscience, Inc...........................................   170,576        631,131
   *Healthways, Inc...................................................   215,806      2,419,185
  #*Incyte Corp.......................................................   243,839      6,093,537
   *IntegraMed America, Inc...........................................   121,934      1,698,541
    Invacare Corp.....................................................   722,529     10,180,434
   *Iridex Corp.......................................................    89,682        299,538
    Kewaunee Scientific Corp..........................................    61,591        729,237
   *Kindred Healthcare, Inc........................................... 1,453,703     13,766,567
  #*K-V Pharmaceutical Co. Class A....................................   127,224         42,620
   *K-V Pharmaceutical Co. Class B....................................       500            282
  #*Lannet Co., Inc...................................................   278,734      1,318,412
    LeMaitre Vascular, Inc............................................    72,587        457,298

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Health Care -- (Continued)
   *LHC Group, Inc....................................................    57,739 $  1,032,951
   *LifePoint Hospitals, Inc.......................................... 1,905,540   72,639,185
   *Maxygen, Inc......................................................   701,698    4,231,239
   *MedAssets, Inc....................................................    17,474      230,482
   *MedCath Corp......................................................   622,045    4,802,187
   *Medical Action Industries, Inc....................................    37,865      131,770
  #*MediciNova, Inc...................................................    18,700       30,855
   *Misonix, Inc......................................................   131,503      318,237
   *Molina Healthcare, Inc............................................   202,587    4,945,149
   *Myrexis, Inc......................................................    89,613      228,513
   *Natus Medical, Inc................................................    43,487      537,499
   *Palomar Medical Technologies, Inc.................................    41,036      328,698
   *PDI, Inc..........................................................   296,640    2,129,875
   *PharMerica Corp...................................................   180,424    1,856,563
    Psychemedics Corp.................................................       365        3,975
   *RadNet, Inc.......................................................   294,796      689,823
   *Retractable Technologies, Inc.....................................    39,828       40,824
   *RTI Biologics, Inc................................................   610,792    2,174,420
   *Skilled Healthcare Group, Inc. Class A............................   184,669    1,002,753
   *Solta Medical, Inc................................................    50,404      164,821
  #*Stereotaxis, Inc..................................................     2,235        4,135
   *Strategic Diagnostics, Inc........................................   252,442      335,748
   *Sucampo Pharmaceuticals, Inc. Class A.............................   301,301    1,217,256
   *Sun Healthcare Group, Inc.........................................   118,040      986,814
   *SunLink Health Systems, Inc.......................................    49,977       55,974
   *SurModics, Inc....................................................    20,017      319,071
   *Symmetry Medical, Inc.............................................   398,930    3,091,708
  #*Synageva BioPharma Corp...........................................    52,374    2,621,842
   *Theragenics Corp..................................................   560,030    1,030,455
   *Triple-S Management Corp. Class B.................................   543,505    9,902,661
  #*Universal American Corp........................................... 1,951,092   17,481,784
  #*ViroPharma, Inc................................................... 1,593,369   34,592,041
  #*Wizzard Software Corp.............................................     5,333       18,666
   *Wright Medical Group, Inc.........................................   102,287    1,906,630
   *Xstelos Holdings, Inc.............................................   251,700      541,155
                                                                                 ------------
Total Health Care.....................................................            341,715,738
                                                                                 ------------
Industrials -- (15.3%)
   *A.T. Cross Co. Class A............................................   337,850    3,253,496
    AAR Corp.......................................................... 1,115,033   15,844,619
   *Accuride Corp.....................................................    74,804      388,233
    Aceto Corp........................................................   588,332    5,165,555
   #Acorn Energy, Inc.................................................   146,985    1,275,830
   *Aegion Corp.......................................................   125,480    2,183,352
  #*AeroCentury Corp..................................................    31,474      346,214
   *Aerosonic Corp....................................................    38,623      142,905
   *Air Transport Services Group, Inc.................................   685,535    3,311,134
    Aircastle, Ltd.................................................... 1,484,095   17,556,844
    Alamo Group, Inc..................................................   309,238    8,853,484
  o*Allied Defense Group, Inc. (The)..................................   118,807      635,617
    Allied Motion Technologies, Inc...................................    44,049      257,687
   #Amerco, Inc.......................................................   360,955   33,713,197
   *American Railcar Industries, Inc..................................   536,721   16,332,420
   *American Reprographics Co.........................................    71,037      310,432
   *American Superconductor Corp......................................    16,061       59,586
    Ampco-Pittsburgh Corp.............................................    40,192      631,416
   *AMREP Corp........................................................     7,278       44,214
    Apogee Enterprises, Inc...........................................   268,326    4,344,198
   #Applied Industrial Technologies, Inc..............................    75,336    2,799,486
   #Argan, Inc........................................................     3,457       54,655
    Arkansas Best Corp................................................   681,512    9,329,899

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
  #*Ascent Solar Technologies, Inc....................................   120,839 $   126,881
  #*Asset Acceptance Capital Corp.....................................   103,033     600,682
   #Asta Funding, Inc.................................................   221,900   2,068,108
  #*Atlas Air Worldwide Holdings, Inc.................................   620,256  28,134,812
   *Avalon Holding Corp. Class A......................................    51,820     187,070
  #*Avis Budget Group, Inc............................................ 3,765,643  54,112,290
   #Baltic Trading, Ltd...............................................    61,833     196,629
    Barrett Business Services, Inc....................................    83,347   2,177,024
   *BlueLinx Holdings, Inc............................................   621,300   1,335,795
  o*BNS Holding, Inc. Class A.........................................     2,236          --
   *Breeze-Eastern Corp...............................................    66,024     462,168
   #Briggs & Stratton Corp............................................ 1,464,842  25,546,844
  #*Builders FirstSource, Inc.........................................   619,842   2,231,431
   *CAI International, Inc............................................    70,621   1,460,442
   *Casella Waste Systems, Inc. Class A...............................    20,108     101,545
  #*CBIZ, Inc.........................................................   112,902     597,252
    CDI Corp..........................................................   388,522   6,278,516
   #CECO Environmental Corp...........................................   123,307     986,456
    Ceradyne, Inc.....................................................   605,731  13,326,082
   *Champion Industries, Inc..........................................   369,015      95,021
  #*Chart Industries, Inc.............................................    15,013     973,743
   #Chicago Rivet & Machine Co........................................    28,248     535,582
    Comfort Systems USA, Inc..........................................    25,900     253,561
   *Commercial Vehicle Group, Inc.....................................    45,828     353,334
    CompX International, Inc..........................................    67,191     862,732
   *Consolidated Graphics, Inc........................................   151,988   3,603,635
    Courier Corp......................................................    62,299     692,765
    Covanta Holding Corp..............................................   143,132   2,459,008
   *Covenant Transportation Group, Inc. Class A.......................   194,368     966,009
  #*CPI Aerostructures, Inc...........................................     6,457      73,287
   *CRA International, Inc............................................    65,831   1,019,722
    Curtiss-Wright Corp...............................................   506,559  15,181,573
   *Dolan Co. (The)...................................................   244,492   1,193,121
   *Ducommun, Inc.....................................................   301,596   2,973,737
   *Dycom Industries, Inc.............................................   546,680   9,523,166
  #*Eagle Bulk Shipping, Inc..........................................   452,570   1,312,453
   #Eastern Co. (The).................................................    69,790   1,245,752
    Ecology & Environment, Inc. Class A...............................    35,051     422,365
    Encore Wire Corp..................................................   288,383   7,901,694
  #*Energy Recovery, Inc..............................................    27,016      60,786
   *EnergySolutions, Inc..............................................   747,043   1,240,091
  #*EnerSys...........................................................   545,429  18,626,400
    Ennis, Inc........................................................   756,230  10,844,338
    ESCO Technologies, Inc............................................    77,519   2,791,459
  #*Esterline Technologies Corp....................................... 1,141,971  67,056,537
  #*Excel Maritime Carriers, Ltd......................................   682,914     293,653
    Exelis, Inc.......................................................     4,417      41,520
   *Federal Signal Corp...............................................   994,659   5,639,717
   *Flow International Corp...........................................    20,963      67,082
   *Franklin Covey Co.................................................   213,563   2,223,191
   *Frozen Food Express Industries....................................   424,658     645,480
  #*FTI Consulting, Inc...............................................    52,305   1,335,347
    G & K Services, Inc. Class A......................................   628,745  19,811,755
   #GATX Corp......................................................... 1,690,288  71,110,416
  #*Genco Shipping & Trading, Ltd..................................... 1,006,485   2,174,008
   *Gencor Industries, Inc............................................    29,045     221,613
  #*General Cable Corp................................................ 1,224,413  31,993,912
  #*Geo Group, Inc. (The).............................................   787,735  18,212,433
  #*GeoEye, Inc.......................................................    18,953     481,975
   *Gibraltar Industries, Inc.........................................   837,553   7,973,505
   *GP Strategies Corp................................................   159,129   2,722,697

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
    Granite Construction, Inc.........................................   442,194 $11,452,825
    Great Lakes Dredge & Dock Corp.................................... 1,170,586   8,346,278
   *Greenbrier Cos., Inc..............................................   593,434   9,672,974
    Griffon Corp...................................................... 1,407,705  12,373,727
   *H&E Equipment Services, Inc.......................................   524,751   7,409,484
    Hardinge, Inc.....................................................   237,534   2,166,310
   *Hawaiian Holdings, Inc............................................   168,424   1,072,861
   *Hill International, Inc...........................................    42,749     166,294
   *Hudson Global, Inc................................................   391,880   1,783,054
  #*Huntington Ingalls Industries, Inc................................     2,960     115,410
   *Hurco Cos., Inc...................................................   121,982   2,488,433
   *ICF International, Inc............................................    58,617   1,440,220
   *Innotrac Corp.....................................................   111,236     175,753
    Insteel Industries, Inc...........................................   203,097   2,022,846
   *Integrated Electrical Services, Inc...............................       900       2,583
   *Intelligent Systems Corp..........................................    27,446      44,737
   *Interline Brands, Inc.............................................   718,352  18,231,774
    International Shipholding Corp....................................   220,292   4,070,996
    Intersections, Inc................................................   180,206   2,566,133
  #*JetBlue Airways Corp.............................................. 9,366,566  51,609,779
   *JPS Industries, Inc...............................................    42,199     274,294
   *Kadant, Inc.......................................................   409,129   8,473,062
  #*KAR Auction Services, Inc.........................................   109,178   1,747,940
    Kaydon Corp.......................................................   194,054   4,094,539
    Kelly Services, Inc. Class A......................................   870,810  10,327,807
    Kelly Services, Inc. Class B......................................       567       7,277
   *Key Technology, Inc...............................................    10,099      90,992
    Kimball International, Inc. Class B...............................   740,480   6,923,488
   *Korn/Ferry International..........................................    67,716     891,143
   *Kratos Defense & Security Solutions, Inc..........................    67,078     378,991
    KSW, Inc..........................................................    51,176     192,422
    L.B. Foster Co. Class A...........................................    42,564   1,259,469
    L.S. Starrett Co. Class A (The)...................................   183,253   2,138,563
    Lawson Products, Inc..............................................   201,534   1,958,910
   *Layne Christensen Co..............................................   481,246  10,154,291
   *LMI Aerospace, Inc................................................    87,303   1,574,073
    LSI Industries, Inc...............................................   190,317   1,227,545
   *Lydall, Inc.......................................................   417,771   5,330,758
   *Magnetek, Inc.....................................................    34,502     546,167
    Marten Transport, Ltd.............................................   543,589   9,757,423
   *Mastech Holdings, Inc.............................................    47,872     268,083
   *Matson, Inc....................................................... 1,253,242  30,779,624
    McGrath RentCorp..................................................    63,508   1,689,948
   *Meritor, Inc......................................................    76,805     359,447
   *Metalico, Inc.....................................................   143,374     278,146
   *MFRI, Inc.........................................................   204,452   1,391,296
   *Michael Baker Corp................................................    38,052     959,671
    Miller Industries, Inc............................................   294,690   4,838,810
  #*Mobile Mini, Inc.................................................. 1,116,137  15,983,082
  #*Moog, Inc. Class A................................................    38,632   1,405,818
    Mueller Water Products, Inc. Class A.............................. 3,853,461  13,641,252
    Multi-Color Corp..................................................    18,912     367,649
   #NACCO Industries, Inc. Class A....................................   152,246  15,247,437
   *National Patent Development Corp..................................   130,440     391,320
   *National Technical Systems, Inc...................................   150,745   1,019,036
   *Navigant Consulting, Inc..........................................   358,533   4,169,739
   #NL Industries, Inc................................................   170,371   2,010,378
   *NN, Inc...........................................................   488,371   4,395,339
   *Northwest Pipe Co.................................................   241,771   5,887,124
  #*Ocean Power Technologies, Inc.....................................    88,447     212,273
   *On Assignment, Inc................................................   377,300   5,882,107

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
   *Orbital Sciences Corp.............................................     3,488 $    45,693
   *Orion Energy Systems, Inc.........................................    51,318     113,926
   *Orion Marine Group, Inc...........................................    68,805     497,460
   *Oshkosh Corp......................................................   248,593   5,598,314
    P.A.M. Transportation Services, Inc...............................   149,749   1,400,153
   *Park-Ohio Holdings Corp...........................................   135,340   2,323,788
   *Patrick Industries, Inc...........................................   125,616   1,462,170
   *Patriot Transportation Holding, Inc...............................     7,369     171,256
  #*PGT, Inc..........................................................    89,647     263,562
   *Pike Electric Corp................................................   122,161   1,046,920
  #*Plug Power, Inc...................................................    48,109      57,731
  #*PowerSecure International, Inc....................................   296,322   1,354,192
    Preformed Line Products Co........................................    44,489   2,408,190
    Providence & Worcester Railroad Co................................    84,302   1,133,019
   #Quad/Graphics, Inc................................................    44,307     681,885
   *Quality Distribution, Inc.........................................   182,486   1,843,109
  #*RailAmerica, Inc..................................................   420,741  11,540,926
   *RCM Technologies, Inc.............................................   215,529   1,172,478
  #*Republic Airways Holdings, Inc.................................... 1,527,680   6,950,944
   *Rush Enterprises, Inc. Class A....................................   838,376  13,539,772
   *Rush Enterprises, Inc. Class B....................................   332,305   4,459,533
   *Saia, Inc.........................................................   427,241   9,655,647
    Schawk, Inc.......................................................   117,562   1,337,856
   *Seaboard Corp.....................................................    18,588  40,893,600
   #Servotronics, Inc.................................................    15,025     118,096
    SIFCO Industries, Inc.............................................    68,152   1,311,926
    SkyWest, Inc...................................................... 1,619,551  11,336,857
   *SL Industries, Inc................................................    28,931     397,801
   *Sparton Corp......................................................   312,728   3,061,607
    Standex International Corp........................................   244,411  10,455,903
   *Sterling Construction Co., Inc....................................   162,727   1,615,879
   *Supreme Industries, Inc. Class A..................................   155,575     620,744
   *SYKES Enterprises, Inc............................................    79,819   1,180,523
    Sypris Solutions, Inc.............................................   278,250   1,727,932
   *Tecumseh Products Co. Class A.....................................   406,985   2,205,859
  #*Tecumseh Products Co. Class B.....................................    59,184     331,134
  #*Terex Corp........................................................   740,483  14,439,418
   *TMS International Corp. Class A...................................     3,480      34,034
   *Transcat, Inc.....................................................    58,439     403,229
   *TRC Cos., Inc.....................................................   317,118   2,083,465
    Trinity Industries, Inc........................................... 1,640,354  45,929,912
   #Triumph Group, Inc................................................   232,824  14,558,485
   *Tufco Technologies, Inc...........................................    35,571     136,237
   *Tutor Perini Corp................................................. 1,062,435  12,069,262
   #Twin Disc, Inc....................................................    84,859   1,661,539
   *Ultralife Corp....................................................   140,452     549,167
    UniFirst Corp.....................................................   180,770  11,319,817
    Universal Forest Products, Inc....................................   612,004  19,541,288
   *Universal Power Group, Inc........................................     4,455       8,509
   *Universal Security Instruments, Inc...............................    34,941     169,464
    Universal Truckload Services, Inc.................................       412       6,135
    US Home Systems, Inc..............................................   104,749     954,263
   *USA Truck, Inc....................................................   305,326   1,279,316
   *Versar, Inc.......................................................    44,403     134,541
    Viad Corp.........................................................   454,857   7,882,672
   *Virco Manufacturing Corp..........................................    37,692      56,915
   *Volt Information Sciences, Inc....................................   536,504   3,648,227
    VSE Corp..........................................................     4,375     100,450
   #Watts Water Technologies, Inc. Class A............................   873,822  29,395,372
   *Willdan Group, Inc................................................    38,985      55,554

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Industrials -- (Continued)
   #*Willis Lease Finance Corp........................................   294,405 $    3,691,839
                                                                                 --------------
Total Industrials.....................................................            1,214,139,374
                                                                                 --------------
Information Technology -- (11.6%)
    *ADDvantage Technologies Group, Inc...............................     4,523          9,046
    *Advanced Energy Industries, Inc..................................   151,573      1,867,379
    *Advanced Photonix, Inc. Class A..................................     9,310          5,215
    *Aehr Test Systems................................................    54,035         64,842
    *Aetrium, Inc.....................................................   156,968        116,156
    *Agilysys, Inc....................................................   552,738      4,803,293
    *Alpha & Omega Semiconductor, Ltd.................................   334,940      2,582,387
   #*Amkor Technology, Inc............................................   548,852      2,925,381
    *ANADIGICS, Inc...................................................   282,183        358,372
    *Analysts International Corp......................................    20,689         86,066
    *Anaren, Inc......................................................   237,084      4,758,276
   #*AOL, Inc.........................................................   508,201     16,191,284
   #*Arris Group, Inc................................................. 1,734,662     22,012,861
   #*AsiaInfo-Linkage, Inc............................................    66,398        679,916
     Astro-Med, Inc...................................................   120,781        986,177
    *ATMI, Inc........................................................   122,851      2,331,712
    *Autobytel, Inc...................................................    55,623        208,586
    *Aviat Networks, Inc.............................................. 1,068,685      2,415,228
    *Avid Technology, Inc.............................................   957,665      8,820,095
    #Aware, Inc.......................................................   661,315      4,093,540
    *Axcelis Technologies, Inc........................................   388,132        329,912
    *AXT, Inc.........................................................   190,155        663,641
     Bel Fuse, Inc. Class A...........................................    14,272        254,470
     Bel Fuse, Inc. Class B...........................................   153,175      2,761,745
    *Benchmark Electronics, Inc....................................... 2,338,129     36,848,913
     Black Box Corp...................................................   513,827     13,688,351
    *Blonder Tongue Laboratories, Inc.................................    19,745         21,522
    *Blucora, Inc.....................................................   886,263     13,515,511
    *Bogen Communications International, Inc..........................    43,800        199,290
   #*BroadVision, Inc.................................................    17,915        151,203
     Brooks Automation, Inc........................................... 2,069,400     19,162,644
    *BSQUARE Corp.....................................................    74,978        230,932
    *BTU International, Inc...........................................    17,638         42,155
   #*CACI International, Inc. Class A.................................   710,582     40,112,354
    *CalAmp Corp......................................................   211,459      1,592,286
   #*Cascade Microtech, Inc...........................................   334,986      1,500,737
    *Checkpoint Systems, Inc..........................................   292,107      2,246,303
    *Chyron International Corp........................................    51,176         52,200
    *CIBER, Inc....................................................... 2,032,883      7,623,311
    *Cinedigm Digital Cinema Corp. Class A............................   208,113        291,358
    *Clearfield, Inc..................................................    64,612        313,368
   #*Cogo Group, Inc..................................................    19,892         36,203
    *Coherent, Inc....................................................   688,144     33,602,072
     Cohu, Inc........................................................   715,157      6,150,350
  o#*Commerce One LLC.................................................    55,600             --
     Communications Systems, Inc......................................   152,715      1,751,641
    *Computer Task Group, Inc.........................................   142,660      2,127,061
     Comtech Telecommunications Corp..................................   559,359     15,281,688
    *Concurrent Computer Corp.........................................   137,792        581,482
    #Convergys Corp................................................... 3,794,755     55,934,689
   #*CoreLogic, Inc...................................................   267,354      6,149,142
     CSP, Inc.........................................................   125,308        501,232
     CTS Corp......................................................... 1,225,517     10,907,101
    *CyberOptics Corp.................................................   237,710      1,965,862
    *Data I/O Corp....................................................    74,290        216,555
    *Dataram Corp.....................................................    37,211         23,060
    *Digi International, Inc..........................................   715,704      6,548,692

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
    Digimarc Corp.....................................................    34,942 $   848,741
   *Digital River, Inc................................................    64,604   1,149,305
   *Ditech Networks, Inc..............................................   671,858     551,125
  #*Document Security Systems, Inc....................................    17,366      69,811
   *Dot Hill Systems Corp.............................................   390,677     398,491
   *DSP Group, Inc....................................................   544,920   3,149,638
   *Dynamics Research Corp............................................    54,134     311,270
    EarthLink, Inc.................................................... 2,642,890  18,103,796
   *EchoStar Corp. Class A............................................   107,397   3,093,034
   *EDGAR Online, Inc.................................................    88,196      95,252
   *Edgewater Technology, Inc.........................................   298,591   1,119,716
   #Electro Rent Corp.................................................   548,537   9,193,480
    Electro Scientific Industries, Inc................................   923,048  11,455,026
   *Electronics for Imaging, Inc...................................... 1,096,760  16,034,631
  #*EMCORE Corp.......................................................    46,627     232,202
   *Emulex Corp.......................................................   501,621   3,245,488
   *Entorian Technologies, Inc........................................    34,332      78,277
    EPIQ Systems, Inc.................................................   223,319   2,521,272
   *ePlus, Inc........................................................   275,730   9,369,305
   *Exar Corp......................................................... 1,078,393   7,980,108
  #*Fairchild Semiconductor International, Inc........................ 3,122,946  43,284,032
   *FormFactor, Inc...................................................   491,606   3,008,629
   *Frequency Electronics, Inc........................................   218,323   1,949,624
   *FSI International, Inc............................................   253,797     918,745
   *Giga-tronics, Inc.................................................    11,000      15,840
   *GigOptix, Inc.....................................................    21,536      56,424
   *Global Cash Access Holdings, Inc..................................   131,815     851,525
   *Globecomm Systems, Inc............................................   290,125   2,953,472
   *GSE Systems, Inc..................................................    19,348      45,468
   *GSI Technology, Inc...............................................       500       2,395
   *Hackett Group, Inc. (The).........................................   192,050     904,556
   *Harmonic, Inc.....................................................   121,608     515,618
   *Hauppauge Digital, Inc............................................    77,001      91,631
  #*Hutchinson Technology, Inc........................................   662,784     921,270
   *I.D. Systems, Inc.................................................   153,839     661,508
   *Identive Group, Inc...............................................   378,413     338,680
   *iGo, Inc..........................................................   368,355     187,861
   *Ikanos Communications, Inc........................................   130,706     118,942
   *Imation Corp...................................................... 1,423,595   7,929,424
   *Insight Enterprises, Inc..........................................   899,706  15,079,073
   *Integrated Device Technology, Inc.................................   626,701   3,158,573
   *Integrated Silicon Solution, Inc..................................   355,291   3,456,981
   *Intellicheck Mobilisa, Inc........................................    54,904      82,356
   *Intermec, Inc.....................................................   114,548     689,579
   *Internap Network Services Corp....................................   709,495   4,569,148
  #*International Rectifier Corp......................................   600,445  10,231,583
    Internet Patents Corp.............................................    16,755      61,994
   *Interphase Corp...................................................    80,067     280,234
   #Intersil Corp. Class A............................................   174,142   1,603,848
   *Intevac, Inc......................................................   152,246     893,684
   *IntriCon Corp.....................................................    44,161     260,108
   *Inuvo, Inc........................................................     1,200         672
   *iPass, Inc........................................................   221,031     503,951
   *Iteris, Inc.......................................................   108,667     165,174
   *IXYS Corp.........................................................    16,336     164,994
   *Kemet Corp........................................................    49,151     237,399
   *Kenexa Corp.......................................................   128,096   3,049,966
   *Key Tronic Corp...................................................   350,813   2,603,032
    Keynote Systems, Inc..............................................   408,542   5,617,452
   *Lattice Semiconductor Corp........................................   590,825   2,191,961
   *LeCroy Corp.......................................................    41,334     590,663

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *LGL Group, Inc. (The).............................................     8,402 $    47,807
   *Limelight Networks, Inc...........................................   175,015     486,542
   *Lionbridge Technologies, Inc......................................   213,519     657,639
   *LoJack Corp.......................................................   143,632     449,568
   *LookSmart, Ltd....................................................   544,441     489,997
   #Loral Space & Communications, Inc.................................    90,936   6,542,845
   *Management Network Group, Inc.....................................    10,673      26,149
    ManTech International Corp. Class A...............................    91,294   2,002,077
    Marchex, Inc. Class B.............................................   255,488     886,543
   *Market Leader, Inc................................................    25,872     138,156
   *Mattson Technology, Inc...........................................   172,230     151,562
   *Measurement Specialties, Inc......................................    47,702   1,420,566
   *MEMSIC, Inc.......................................................    65,387     137,313
   *Mercury Computer Systems, Inc.....................................    19,388     226,258
    Methode Electronics, Inc..........................................   846,986   7,453,477
   #MKS Instruments, Inc.............................................. 1,366,444  36,074,122
   *ModusLink Global Solutions, Inc...................................   838,727   2,868,446
  #*Monster Worldwide, Inc............................................   632,663   4,586,807
   *MoSys, Inc........................................................   147,194     475,437
   *Multi-Fineline Electronix, Inc....................................       727      19,026
   *NAPCO Security Technologies, Inc..................................    43,498     130,059
  #*NeoPhotonics Corp.................................................     6,179      30,648
   *Network Equipment Technologies, Inc...............................    33,853      44,686
   *Newport Corp...................................................... 1,112,025  12,510,281
   *Novatel Wireless, Inc.............................................   167,823     396,062
  #*NumereX Corp. Class A.............................................    89,013     846,514
  #*Oclaro, Inc.......................................................   490,150   1,372,421
   *Official Payments Holdings, Inc...................................   339,826   1,349,109
  #*OmniVision Technologies, Inc......................................   986,420  13,829,608
   *Omtool, Ltd.......................................................    26,864     166,288
   *Online Resources Corp.............................................   768,512   1,821,373
   *Oplink Communications, Inc........................................   123,462   1,637,106
   *OPTi, Inc.........................................................   164,800      77,538
    Optical Cable Corp................................................   169,268     619,521
   *PAR Technology Corp...............................................   147,203     755,151
    PC Connection, Inc................................................   869,589  10,339,413
   *PC Mall, Inc......................................................   204,646   1,170,575
    PC-Tel, Inc.......................................................   613,025   3,776,234
   *PDF Solutions, Inc................................................   259,280   2,413,897
   *Perceptron, Inc...................................................   191,886   1,028,509
   *Performance Technologies, Inc.....................................   289,576     555,986
   *Pericom Semiconductor Corp........................................   524,394   4,216,128
   *Pervasive Software, Inc...........................................   423,799   2,864,881
  #*Photronics, Inc................................................... 1,713,421  10,023,513
   *Planar Systems, Inc...............................................   427,186     602,332
   *PMC-Sierra, Inc...................................................   219,479   1,167,628
   *Presstek, Inc.....................................................   230,157      86,539
   *Qualstar Corp.....................................................   379,283     709,259
   *Radisys Corp......................................................   223,576     762,394
   *Rainmaker Systems, Inc............................................   203,658     203,658
    RealNetworks, Inc.................................................   649,011   5,036,325
   *Reis, Inc.........................................................   332,636   3,459,414
   *Relm Wireless Corp................................................   132,563     214,752
    RF Industries, Ltd................................................    63,374     259,833
    Richardson Electronics, Ltd.......................................   439,864   5,388,334
    Rimage Corp.......................................................    34,876     242,388
   *Rofin-Sinar Technologies, Inc.....................................    15,918     288,593
  #*Rubicon Technology, Inc...........................................    33,561     337,288
   *Rudolph Technologies, Inc.........................................   106,591   1,065,910
   *Saba Software, Inc................................................    32,599     271,876
   *Sanmina-SCI Corp..................................................   166,049   1,418,058

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
   *SeaChange International, Inc......................................   673,487 $  5,098,297
   *Selectica, Inc....................................................     3,912       15,218
   *Sevcon, Inc.......................................................     2,400       14,904
   *Sigma Designs, Inc................................................   460,644    3,132,379
   *Sigmatron International, Inc......................................    16,500       57,585
  #*Silicon Graphics International Corp...............................   139,004      924,377
   *Smith Micro Software, Inc.........................................     7,155       12,378
  #*Soundbite Communications, Inc.....................................    20,972       47,397
   *Spansion, Inc. Class A............................................    54,418      557,784
   *Standard Microsystems Corp........................................    44,502    1,642,569
   *StarTek, Inc......................................................   232,735      700,532
   *Steel Excel, Inc..................................................   421,498   11,549,045
  #*SunPower Corp.....................................................   198,076      776,458
   *Supertex, Inc.....................................................    10,974      186,448
   *Support.com, Inc..................................................   814,775    2,322,109
   *Sycamore Networks, Inc............................................   767,662   10,939,184
   *Symmetricom, Inc..................................................   343,144    2,055,433
  #*SYNNEX Corp....................................................... 1,123,455   38,006,483
  #*Tech Data Corp....................................................   628,598   31,492,760
   *TechTarget, Inc...................................................   381,921    1,569,695
   *TeleCommunication Systems, Inc. Class A...........................   840,028    1,117,237
    Tellabs, Inc...................................................... 1,715,757    5,644,841
    Telular Corp......................................................   363,076    3,423,807
    Tessco Technologies, Inc..........................................    86,974    1,630,762
    Tessera Technologies, Inc.........................................   404,694    5,847,828
    TheStreet, Inc....................................................   448,913      650,924
  #*THQ, Inc..........................................................    18,557       95,569
   *TII Network Technologies, Inc.....................................    92,005      197,811
   *Trio-Tech International...........................................    39,533       57,718
   *TriQuint Semiconductor, Inc....................................... 1,693,222    9,549,772
   *TSR, Inc..........................................................     1,145        4,443
   *TTM Technologies, Inc.............................................   277,470    3,035,522
   *Ultra Clean Holdings..............................................   155,118      936,913
    United Online, Inc................................................ 1,322,029    5,605,403
   *UTStarcom Holdings Corp...........................................   811,185      867,968
   *Vicon Industries, Inc.............................................   102,175      316,742
   *Video Display Corp................................................     5,282       20,864
  #*Vishay Intertechnology, Inc....................................... 3,623,677   35,765,692
   *Vishay Precision Group, Inc.......................................   249,566    3,394,098
   *Web.com Group, Inc................................................    63,090      977,895
   *Westell Technologies, Inc. Class A................................    71,180      155,884
   *Wireless Ronin Technologies, Inc..................................    81,427       69,213
   *Wireless Telecom Group, Inc.......................................   129,294      161,618
   *WPCS International, Inc...........................................    37,280       27,960
    Xyratex, Ltd......................................................    44,393      525,169
   *Zygo Corp.........................................................   451,765    8,077,558
                                                                                 ------------
Total Information Technology..........................................            925,833,550
                                                                                 ------------
Materials -- (6.5%)
    A. Schulman, Inc..................................................   649,419   14,196,299
  #*A.M. Castle & Co..................................................   615,558    4,487,418
   *American Biltrite, Inc............................................       110       79,750
   *American Pacific Corp.............................................   148,845    1,512,265
    American Vanguard Corp............................................    11,285      263,956
    Boise, Inc........................................................ 3,345,487   24,756,604
    Buckeye Technologies, Inc.........................................   795,042   23,946,665
   *Century Aluminum Co............................................... 2,393,447   14,623,961
   #Chase Corp........................................................     1,380       21,335
   *Chemtura Corp.....................................................   137,234    1,855,404
  #*Coeur d'Alene Mines Corp.......................................... 1,657,693   27,036,973
   #Commercial Metals Co.............................................. 1,017,142   13,110,960

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Materials -- (Continued)
    *Continental Materials Corp.......................................    13,260 $    193,662
    *Core Molding Technologies, Inc...................................   100,454      808,152
    *Ferro Corp.......................................................   143,855      441,635
     Friedman Industries, Inc.........................................   175,235    1,598,143
     Georgia Gulf Corp................................................   672,607   22,048,057
   #*Graphic Packaging Holding Co..................................... 5,963,636   33,396,362
     Haynes International, Inc........................................    60,972    2,938,241
    *Headwaters, Inc.................................................. 1,439,660    8,997,875
     Hecla Mining Co..................................................   607,642    2,734,389
    *Horsehead Holding Corp...........................................   419,455    3,787,679
    #Kaiser Aluminum Corp.............................................   627,953   34,248,557
    *KapStone Paper & Packaging Corp..................................   180,674    3,037,130
    *Kraton Performance Polymers, Inc.................................    32,742      766,818
    *Landec Corp......................................................   678,310    5,419,697
   #*Louisiana-Pacific Corp........................................... 5,305,120   54,748,838
    *Material Sciences Corp...........................................   216,679    1,750,766
     Materion Corp....................................................    32,489      637,759
    *Mercer International, Inc........................................   445,168    2,332,680
   #*Mines Management, Inc............................................   118,526      148,158
    *Mod-Pac Corp.....................................................    58,115      255,706
     Myers Industries, Inc............................................   614,380   10,100,407
     Noranda Aluminum Holding Corp....................................    53,313      332,140
    *Northern Technologies International Corp.........................     3,305       33,232
     Olympic Steel, Inc...............................................   286,136    4,478,028
    *OM Group, Inc.................................................... 1,023,394   16,067,286
     P.H. Glatfelter Co............................................... 1,198,499   19,068,119
    *Penford Corp.....................................................   266,020    2,098,898
    #PolyOne Corp.....................................................   839,773   12,369,856
    *RTI International Metals, Inc....................................   955,291   21,446,283
    #Schnitzer Steel Industries, Inc. Class A.........................   366,000   10,507,860
    *Spartech Corp....................................................   807,701    4,111,198
    *Stillwater Mining Co.............................................   149,001    1,323,129
     Synalloy Corp....................................................    37,073      463,783
    #Texas Industries, Inc............................................   195,982    8,186,168
     Tredegar Corp.................................................... 1,206,261   17,864,725
    *Universal Stainless & Alloy Products, Inc........................   125,350    4,276,942
     Vulcan International Corp........................................    11,100      384,615
     Wausau Paper Corp................................................   450,364    3,823,590
    *Webco Industries, Inc............................................     9,290    1,221,635
    #Westlake Chemical Corp........................................... 1,121,522   66,573,546
   #*Zoltek Cos., Inc.................................................   862,779    7,195,577
                                                                                 ------------
Total Materials.......................................................            518,108,911
                                                                                 ------------
Other -- (0.0%)
   o*Allen Organ Co. Escrow Shares....................................     4,900           --
   o*Avigen, Inc. Escrow Shares.......................................   268,555           --
   o*Big 4 Ranch, Inc.................................................    73,300           --
   o*Concord Camera Corp. Escrow Shares...............................    95,952           --
  o#*Gerber Scientific, Inc. Escrow Shares............................   525,910           --
  o#*MAIR Holdings, Inc. Escrow Shares................................   593,484           --
   o*Petrocorp, Inc. Escrow Shares....................................   102,600        6,156
   o*Price Communications Liquidation Trust........................... 1,498,306           --
   o*Voyager Learning Co. Escrow Shares...............................   103,000           --
                                                                                 ------------
Total Other...........................................................                  6,156
                                                                                 ------------
Telecommunication Services -- (0.3%)
    *Cbeyond, Inc.....................................................     9,845       70,195
   #*Cincinnati Bell, Inc.............................................   851,428    3,277,998
     Consolidated Communications Holdings, Inc........................   151,098    2,396,414
    *General Communications, Inc. Class A.............................    70,619      666,643
   #*Hawaiian Telcom Holdco, Inc......................................     2,440       43,920

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                SHARES         VALUE+
                                                                                ------         ------
Telecommunication Services -- (Continued)
     IDT Corp. Class B.................................................         27,472 $      278,017
   #*Iridium Communications, Inc.......................................      1,168,359     10,585,333
   #*Leap Wireless International, Inc..................................        978,534      5,558,073
    *ORBCOMM, Inc......................................................      1,043,547      3,245,431
    #Primus Telecommunications Group, Inc..............................         73,627      1,165,515
     Shenandoah Telecommunications Co..................................          1,446         22,774
     USA Mobility, Inc.................................................         48,991        545,760
                                                                                       --------------
Total Telecommunication Services.......................................                    27,856,073
                                                                                       --------------
Utilities -- (0.1%)
     Consolidated Water Co., Ltd.......................................         77,285        633,737
    *Dynegy, Inc.......................................................        749,264        310,195
     Genie Energy, Ltd. Class B........................................         42,815        302,274
    *GenOn Energy, Inc.................................................      1,180,717      2,810,106
    #Ormat Technologies, Inc...........................................        168,533      3,033,594
    #SJW Corp..........................................................         16,899        394,254
    *Synthesis Energy Systems, Inc.....................................          1,263          1,389
                                                                                       --------------
Total Utilities........................................................                     7,485,549
                                                                                       --------------
TOTAL COMMON STOCKS....................................................                 6,845,569,906
                                                                                       --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    oDHT Holdings, Inc.................................................          1,203        132,530
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
   o*Camco Financial Corp. Rights......................................         84,743             --
   o*Capital Bank Corp. Contingent Value Rights........................         45,703             --
   o*CSF Holding, Inc. Litigation Rights...............................         40,500             --
   o*CVR Energy, Inc. Contingent Value Rights..........................      1,072,209             --
  o#*PhotoMedex, Inc. Contingent Value Warrants........................         10,016             --
   o*U.S. Concrete, Inc. Warrants Class A 08/31/17.....................         24,689             --
   o*U.S. Concrete, Inc. Warrants Class B 08/31/17.....................         24,689             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS..................................................                            --
                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares...........................................................     95,918,392     95,918,392
                                                                                       --------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                               -------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@DFA Short Term Investment Fund.....................................  1,003,088,214  1,003,088,214
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $2,515,210 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $2,522,760) to be repurchased at $2,441,949.......................         $2,442      2,441,936
                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL....................................                 1,005,530,150
                                                                                       --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $7,541,046,805)^^..............................................                $7,947,150,978
                                                                                       ==============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------  -------------- ------- --------------
Common Stocks
  Consumer Discretionary........... $1,252,876,310              --   --    $1,252,876,310
  Consumer Staples.................    292,384,128              --   --       292,384,128
  Energy...........................    584,961,363              --   --       584,961,363
  Financials.......................  1,680,139,329  $       63,425   --     1,680,202,754
  Health Care......................    341,715,738              --   --       341,715,738
  Industrials......................  1,213,503,757         635,617   --     1,214,139,374
  Information Technology...........    925,833,550              --   --       925,833,550
  Materials........................    518,108,911              --   --       518,108,911
  Other............................             --           6,156   --             6,156
  Telecommunication Services.......     27,856,073              --   --        27,856,073
  Utilities........................      7,485,549              --   --         7,485,549
Preferred Stocks
  Energy...........................             --         132,530   --           132,530
Rights/Warrants....................             --              --   --                --
Temporary Cash Investments.........     95,918,392              --   --        95,918,392
Securities Lending Collateral......             --   1,005,530,150   --     1,005,530,150
Futures Contracts**................       (131,205)             --   --          (131,205)
                                    --------------  --------------   --    --------------
TOTAL.............................. $6,940,651,895  $1,006,367,878   --    $7,947,019,773
                                    ==============  ==============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                        ------      ------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (12.0%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  20,439 $    71,741
    A.H. Belo Corp. Class A...........................................  11,330      46,906
    Aaron's, Inc......................................................  59,459   1,743,932
   #Abercrombie & Fitch Co. Class A...................................  26,120     882,856
    Acme United Corp..................................................   1,000      10,800
   #Advance Auto Parts, Inc...........................................  19,100   1,339,865
   *Aeropostale, Inc..................................................  51,002   1,005,759
   *AFC Enterprises, Inc..............................................   9,824     217,012
   *Amazon.com, Inc...................................................  66,868  15,600,304
    Ambassadors Group, Inc............................................   8,122      44,346
   *AMC Networks, Inc. Class A........................................  36,693   1,591,008
    Amcon Distributing Co.............................................     247      15,561
   *American Apparel, Inc.............................................     769         631
    American Eagle Outfitters, Inc.................................... 128,014   2,665,251
   #American Greetings Corp. Class A..................................   9,000     119,610
  #*American Public Education, Inc....................................  10,396     261,044
   *America's Car-Mart, Inc...........................................   7,010     321,619
   *Amerigon, Inc.....................................................  12,178     137,003
    Ameristar Casinos, Inc............................................  28,128     474,519
   *ANN, Inc..........................................................  30,880     836,230
   *Apollo Group, Inc. Class A........................................  28,534     776,125
    Arbitron, Inc.....................................................   9,206     322,854
   *Arctic Cat, Inc...................................................   8,161     359,084
    Ark Restaurants Corp..............................................   2,390      35,635
   *Asbury Automotive Group, Inc......................................  20,277     530,446
   *Ascena Retail Group, Inc.......................................... 104,938   1,924,563
   *Ascent Capital Group, Inc. Class A................................  10,587     527,021
   #Autoliv, Inc......................................................  55,758   3,154,230
   *AutoNation, Inc...................................................  50,529   1,992,358
  #*AutoZone, Inc.....................................................   8,152   3,058,875
   *Ballantyne Strong, Inc............................................  10,077      53,912
  #*Bally Technologies, Inc...........................................  27,844   1,217,061
  #*Barnes & Noble, Inc...............................................  46,867     621,925
    Bassett Furniture Industries, Inc.................................   7,766      95,134
   *Beasley Broadcast Group, Inc. Class A.............................   3,374      16,937
   *Beazer Homes USA, Inc.............................................  56,099     130,150
    bebe stores, Inc..................................................  63,843     383,058
   *Bed Bath & Beyond, Inc............................................  60,100   3,663,095
    Belo Corp. Class A................................................  72,537     496,878
    Benihana, Inc.....................................................  12,949     210,033
   #Best Buy Co., Inc................................................. 199,785   3,614,111
    Big 5 Sporting Goods Corp.........................................  16,368     123,415
  #*Big Lots, Inc.....................................................  40,031   1,621,656
   *Biglari Holdings, Inc.............................................   1,185     445,264
  #*BJ's Restaurants, Inc.............................................  16,943     670,604
  #*Blue Nile, Inc....................................................   4,117     105,725
   *Bluegreen Corp....................................................  17,859      85,545
    Blyth, Inc........................................................  10,836     371,458
   #Bob Evans Farms, Inc..............................................  22,933     883,379
   *Body Central Corp.................................................   5,937      61,389
   #Bon-Ton Stores, Inc. (The)........................................  13,310      87,846
  #*Books-A-Million, Inc..............................................   9,373      22,120
  #*BorgWarner, Inc...................................................  31,100   2,086,810
    Bowl America, Inc. Class A........................................   1,576      19,779
  #*Boyd Gaming Corp..................................................  47,548     271,024
   *Bravo Brio Restaurant Group, Inc..................................  12,284     221,972
  #*Bridgepoint Education, Inc........................................  31,017     282,255
   #Brinker International, Inc........................................  46,426   1,504,667

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #Brown Shoe Co., Inc...............................................  33,592 $   462,226
   #Brunswick Corp....................................................  34,693     762,899
   #Buckle, Inc. (The)................................................  22,683     877,152
  #*Buffalo Wild Wings, Inc...........................................  11,555     838,777
   *Build-A-Bear Workshop, Inc........................................  12,106      56,293
   *Cabela's, Inc.....................................................  51,682   2,374,271
   #Cablevision Systems Corp. Class A.................................  61,308     940,465
   *Cache, Inc........................................................   9,155      32,043
    Callaway Golf Co..................................................  49,159     269,883
   *Cambium Learning Group, Inc.......................................  45,231      51,337
    Canterbury Park Holding Corp......................................   2,402      25,101
   *Capella Education Co..............................................   8,405     222,901
   *Career Education Corp.............................................  48,935     230,484
   *Caribou Coffee Co., Inc...........................................  12,202     138,737
  #*CarMax, Inc.......................................................  73,258   2,038,770
   *Carmike Cinemas, Inc..............................................  11,059     153,720
   #Carnival Corp..................................................... 126,207   4,200,169
    Carriage Services, Inc............................................  12,876     104,038
   *Carrols Restaurant Group, Inc.....................................  14,522      78,564
   *Carter's, Inc.....................................................  37,005   1,875,043
   *Casual Male Retail Group, Inc.....................................  33,647     127,859
    Cato Corp. Class A (The)..........................................  17,009     476,252
   *Cavco Industries, Inc.............................................   5,398     258,348
    CBS Corp. Class A.................................................   9,684     326,351
    CBS Corp. Class B................................................. 181,835   6,084,199
    CEC Entertainment, Inc............................................  11,385     392,327
  #*Central European Media Enterprises, Ltd. Class A..................  30,286     152,641
   *Charles & Colvard, Ltd............................................  12,144      45,054
   *Charter Communications, Inc. Class A..............................  19,359   1,489,094
  #*Cheesecake Factory, Inc. (The)....................................  34,010   1,140,015
    Cherokee, Inc.....................................................   2,252      30,177
    Chico's FAS, Inc.................................................. 116,076   1,778,284
  #*Children's Place Retail Stores, Inc. (The)........................  18,401     934,771
   *Chipotle Mexican Grill, Inc.......................................  10,500   3,069,465
   #Choice Hotels International, Inc..................................  36,444   1,460,676
    Christopher & Banks Corp..........................................  19,052      41,533
   *Chromcraft Revington, Inc.........................................   2,232       2,902
    Churchill Downs, Inc..............................................  13,576     751,296
   #Cinemark Holdings, Inc............................................  73,140   1,710,013
   *Citi Trends, Inc..................................................  11,424     171,703
   *Clear Channel Outdoor Holdings, Inc. Class A......................  30,501     154,335
    Coach, Inc........................................................  54,357   2,681,431
   *Coast Distribution System, Inc. (The).............................     890       1,682
   *Cobra Electronics Corp............................................   4,559      20,835
  #*Coinstar, Inc.....................................................  19,660     933,653
   *Coldwater Creek, Inc..............................................   1,181         756
   *Collective Brands, Inc............................................  45,790     985,401
    Collectors Universe, Inc..........................................   3,602      52,553
   #Columbia Sportswear Co............................................  26,323   1,331,681
    Comcast Corp. Class A............................................. 595,394  19,380,075
    Comcast Corp. Special Class A..................................... 168,043   5,365,613
  #*Conn's, Inc.......................................................  25,382     453,069
    Cooper Tire & Rubber Co...........................................  49,061     857,096
    Core-Mark Holding Co., Inc........................................   8,794     424,662
   *Corinthian Colleges, Inc..........................................  64,275     129,836
    Cracker Barrel Old Country Store, Inc.............................  14,579     913,520
   *Crocs, Inc........................................................  56,133     861,642
  #*Crown Media Holdings, Inc. Class A................................  16,884      32,924
    CSS Industries, Inc...............................................   2,658      49,811
   #CTC Media, Inc.................................................... 104,478     775,227
    Culp, Inc.........................................................   7,455      74,550

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Cumulus Media, Inc. Class A.......................................  18,186 $   45,829
   *Cybex International, Inc..........................................   3,946      4,854
   #D.R. Horton, Inc.................................................. 217,309  3,831,158
   #Dana Holding Corp................................................. 116,452  1,534,837
    Darden Restaurants, Inc...........................................  43,224  2,212,204
  #*Deckers Outdoor Corp..............................................  17,706    738,517
   *dELiA*s, Inc......................................................   2,914      4,429
   *Delta Apparel, Inc................................................   6,441     90,174
    Destination Maternity Corp........................................   8,420    150,634
   #DeVry, Inc........................................................  45,801    899,074
  o*DGSE Cos., Inc....................................................   3,733     27,736
  #*Dial Global, Inc..................................................   1,559      4,303
   #Dick's Sporting Goods, Inc........................................  27,204  1,336,260
   *Digital Generation, Inc...........................................  17,301    184,429
    Dillard's, Inc. Class A...........................................  38,048  2,481,871
   *DineEquity, Inc...................................................  14,375    766,188
   *DIRECTV Class A................................................... 128,747  6,393,576
   *Discovery Communications, Inc. Class A............................  29,660  1,501,686
   *Discovery Communications, Inc. Class B............................   1,400     71,064
   *Discovery Communications, Inc. Class C............................  20,654    962,889
    DISH Network Corp. Class A........................................  45,446  1,397,919
   *Dixie Group, Inc. (The)...........................................   3,689     12,764
   *Dollar General Corp...............................................  23,014  1,173,944
   *Dollar Tree, Inc..................................................  74,410  3,745,799
    Domino's Pizza, Inc...............................................  36,476  1,245,291
   *Dorman Products, Inc..............................................  22,812    655,161
    Dover Downs Gaming & Entertainment, Inc...........................   8,520     23,260
   *Dover Motorsports, Inc............................................   3,182      4,773
  #*DreamWorks Animation SKG, Inc. Class A............................  54,817  1,052,486
   *Drew Industries, Inc..............................................  14,956    401,718
   #DSW, Inc. Class A.................................................  21,560  1,274,627
   *E.W. Scripps Co. Class A (The)....................................  33,446    310,713
  #*Education Management Corp.........................................  52,147    196,073
    Educational Development Corp......................................   1,932      7,921
    Einstein Noah Restaurant Group, Inc...............................  10,126    172,142
   *Emerson Radio Corp................................................  14,810     29,768
  #*Entercom Communications Corp. Class A.............................  22,672    123,336
    Entravision Communications Corp. Class A..........................  22,881     28,372
    Escalade, Inc.....................................................   5,243     31,458
   #Ethan Allen Interiors, Inc........................................  18,100    373,403
   *Ever-Glory International Group, Inc...............................   1,700      2,771
   *Exide Technologies................................................  50,271    147,294
   #Expedia, Inc......................................................  69,202  3,943,822
  #*Express, Inc......................................................  28,849    464,469
    Family Dollar Stores, Inc.........................................  32,363  2,138,547
   *Famous Dave's of America, Inc.....................................   3,905     40,612
   *Federal-Mogul Corp................................................  49,874    496,246
   *Fiesta Restaurant Group, Inc......................................  12,827    197,408
    Finish Line, Inc. Class A (The)...................................  31,748    662,898
   *Fisher Communications, Inc........................................   4,158    132,890
  #*Flanigan's Enterprises, Inc.......................................     300      2,462
    Flexsteel Industries, Inc.........................................   3,267     69,881
    Foot Locker, Inc.................................................. 107,787  3,559,127
   #Ford Motor Co..................................................... 620,427  5,732,745
  #*Fossil, Inc.......................................................  23,852  1,709,950
    Fred's, Inc. Class A..............................................  28,984    411,573
    Frisch's Restaurants, Inc.........................................   2,853     92,751
  #*Fuel Systems Solutions, Inc.......................................  15,057    266,810
   *Full House Resorts, Inc...........................................   8,200     22,386
   *Furniture Brands International, Inc...............................  25,065     27,572
   *Gaiam, Inc. Class A...............................................   8,701     29,844

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #GameStop Corp. Class A............................................ 103,186 $ 1,653,040
    Gaming Partners International Corp................................   4,515      27,948
    Gannett Co., Inc.................................................. 185,076   2,611,422
    Gap, Inc. (The)................................................... 163,399   4,818,637
   #Garmin, Ltd.......................................................  86,064   3,322,931
  #*Gaylord Entertainment Co..........................................  38,501   1,414,912
   *Geeknet, Inc......................................................   2,935      58,700
  #*General Motors Co................................................. 213,726   4,212,539
   *Genesco, Inc......................................................  15,631   1,035,085
   #Gentex Corp.......................................................  80,071   1,281,937
    Genuine Parts Co..................................................  42,317   2,709,558
   *G-III Apparel Group, Ltd..........................................  15,497     380,761
   *Global Sources, Ltd...............................................  11,411      68,466
    GNC Holdings, Inc. Class A........................................  29,628   1,141,567
  #*Goodyear Tire & Rubber Co. (The).................................. 145,359   1,664,361
   *Gordmans Stores, Inc..............................................   6,172     104,554
   *Grand Canyon Education, Inc.......................................  27,429     456,419
   *Gray Television, Inc..............................................  26,606      44,698
   *Gray Television, Inc. Class A.....................................     600         900
   #Group 1 Automotive, Inc...........................................  18,002     967,608
   #Guess?, Inc.......................................................  54,608   1,643,701
    H&R Block, Inc....................................................  65,722   1,060,096
   *Hallwood Group, Inc. (The)........................................     252       2,482
   *Hampshire Group, Ltd..............................................     689       2,132
  #*Hanesbrands, Inc..................................................  60,846   1,826,597
    Harley-Davidson, Inc..............................................  53,190   2,299,404
  #*Harman International Industries, Inc..............................  55,488   2,238,941
    Harte-Hanks, Inc..................................................  46,808     294,890
   #Hasbro, Inc.......................................................  29,448   1,054,827
  #*Hastings Entertainment, Inc.......................................   1,400       2,702
    Haverty Furniture Cos., Inc.......................................  13,788     155,529
    Haverty Furniture Cos., Inc. Class A..............................   1,608      18,331
   *Heelys, Inc.......................................................   3,900       7,605
   *Helen of Troy, Ltd................................................  24,960     760,282
  #*hhgregg, Inc......................................................  27,171     186,936
  #*Hibbett Sports, Inc...............................................  13,030     791,833
   #Hillenbrand, Inc..................................................  38,151     659,631
   *Hollywood Media Corp..............................................   3,425       4,555
   #Home Depot, Inc. (The)............................................ 281,358  14,681,260
    Hooker Furniture Corp.............................................   8,049      94,898
    Hot Topic, Inc....................................................  30,269     307,533
  #*Hovnanian Enterprises, Inc. Class A...............................  26,800      62,176
    HSN, Inc..........................................................  36,482   1,545,378
   *Hyatt Hotels Corp. Class A........................................  26,056     926,291
   *Iconix Brand Group, Inc...........................................  55,341     981,196
    International Game Technology.....................................  57,548     651,443
    International Speedway Corp. Class A..............................  20,359     522,005
    Interpublic Group of Cos., Inc. (The)............................. 228,833   2,258,582
   #Interval Leisure Group, Inc.......................................  35,586     652,647
  #*iRobot Corp.......................................................  15,415     350,845
   *Isle of Capri Casinos, Inc........................................  28,170     165,358
  #*ITT Educational Services, Inc.....................................   8,984     348,759
   *J. Alexander's Corp...............................................   1,882      24,541
   #J.C. Penney Co., Inc.............................................. 124,572   2,804,116
   *Jack in the Box, Inc..............................................  27,883     752,562
    JAKKS Pacific, Inc................................................  12,915     206,898
    Jarden Corp.......................................................  32,967   1,490,108
    John Wiley & Sons, Inc. Class B...................................   4,664     222,823
    Johnson Controls, Inc............................................. 175,316   4,321,539
   *Johnson Outdoors, Inc. Class A....................................   8,183     171,270
    Jones Group, Inc. (The)...........................................  64,097     677,505

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
  #*Jos. A. Bank Clothiers, Inc.......................................  17,252 $   729,070
   *Journal Communications, Inc. Class A..............................  34,747     192,498
  #*K12, Inc..........................................................  25,923     468,688
   #KB Home...........................................................  60,097     555,296
   *Kenneth Cole Productions, Inc. Class A............................   7,060     106,182
   *Kid Brands, Inc...................................................  17,697      27,076
   *Kirkland's, Inc...................................................  12,114     130,952
    Kohl's Corp....................................................... 110,460   5,492,071
   *Kona Grill, Inc...................................................   4,321      35,648
    Koss Corp.........................................................   1,533       7,220
   *Krispy Kreme Doughnuts, Inc.......................................  50,457     307,788
   *K-Swiss, Inc. Class A.............................................  17,924      55,744
    Lacrosse Footwear, Inc............................................   3,814      76,089
   *Lakeland Industries, Inc..........................................   3,968      26,189
  #*Lamar Advertising Co. Class A.....................................  47,753   1,449,304
    Las Vegas Sands Corp..............................................  73,285   2,669,040
   *Lazare Kaplan International, Inc..................................   1,600       3,600
   *La-Z-Boy, Inc.....................................................  40,758     487,466
   *LeapFrog Enterprises, Inc.........................................  34,581     397,336
    Lear Corp.........................................................  57,284   2,036,446
   *Learning Tree International, Inc..................................   6,151      29,709
   *Lee Enterprises, Inc..............................................  20,446      25,558
   #Leggett & Platt, Inc..............................................  88,182   2,044,059
   #Lennar Corp. Class A.............................................. 110,902   3,239,447
    Lennar Corp. Class B Voting.......................................  17,482     396,841
   *Libbey, Inc.......................................................  12,000     174,240
   *Liberty Global, Inc. Class A......................................  25,840   1,363,835
   *Liberty Global, Inc. Class B......................................     488      25,630
   *Liberty Global, Inc. Class C......................................  36,642   1,826,237
   *Liberty Interactive Corp. Class A................................. 314,816   5,896,504
   *Liberty Interactive Corp. Class B.................................   6,948     131,838
   *Liberty Media Corp. - Liberty Capital Class A.....................  82,494   7,803,932
   *Liberty Media Corp. - Liberty Capital Class B.....................   2,392     226,140
  #*Life Time Fitness, Inc............................................  33,450   1,518,964
    Lifetime Brands, Inc..............................................   8,749     112,687
    Limited Brands, Inc............................................... 126,640   6,021,732
   *LIN TV Corp. Class A..............................................  18,877      67,768
    Lincoln Educational Services Corp.................................  13,802      60,177
    Lithia Motors, Inc. Class A.......................................  17,668     492,230
   *Live Nation Entertainment, Inc.................................... 149,068   1,329,687
   *LKQ Corp..........................................................  76,172   2,691,157
  #*LodgeNet Interactive Corp.........................................   8,300       4,980
    Lowe's Cos., Inc.................................................. 300,424   7,621,757
   *Luby's, Inc.......................................................  18,864     125,068
  #*Lululemon Athletica, Inc..........................................  18,836   1,063,857
   *Lumber Liquidators Holdings, Inc..................................  17,293     731,321
   *M/I Homes, Inc....................................................  14,537     241,169
    Mac-Gray Corp.....................................................  10,726     148,341
    Macy's, Inc....................................................... 207,226   7,426,980
   *Madison Square Garden Co. Class A (The)...........................  48,837   1,770,341
   *Maidenform Brands, Inc............................................  16,540     348,663
    Marcus Corp.......................................................  15,379     201,772
    Marine Products Corp..............................................  20,183     109,997
   *MarineMax, Inc....................................................  17,996     133,890
   #Marriott International, Inc. Class A..............................  56,986   2,075,430
  #*Marriott Vacations Worldwide Corp.................................   4,223     130,997
  #*Martha Stewart Living Omnimedia Class A...........................  30,526      99,210
    Mattel, Inc....................................................... 102,700   3,611,959
    Matthews International Corp. Class A..............................  22,056     639,624
   *McClatchy Co. Class A (The).......................................  46,130      74,269
    McDonald's Corp................................................... 191,650  17,125,844

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
    McGraw-Hill Cos., Inc. (The)......................................  50,574 $ 2,374,955
    MDC Holdings, Inc.................................................  37,783   1,203,766
  #*Media General, Inc. Class A.......................................  15,715      76,846
    Men's Wearhouse, Inc. (The).......................................  39,443   1,074,822
   #Meredith Corp.....................................................  28,255     933,545
   *Meritage Homes Corp...............................................  24,770     869,427
  #*MGM Resorts International......................................... 287,387   2,735,924
   *Modine Manufacturing Co...........................................  29,600     198,616
   *Mohawk Industries, Inc............................................  47,238   3,138,020
   *Monarch Casino & Resort, Inc......................................  11,180      83,515
   #Monro Muffler Brake, Inc..........................................  18,783     621,154
   *Morgans Hotel Group Co............................................   2,433      12,068
   #Morningstar, Inc..................................................  31,195   1,811,494
  #*Motorcar Parts of America, Inc....................................   6,795      30,238
    Movado Group, Inc.................................................  14,580     341,755
   *MTR Gaming Group, Inc.............................................  15,484      55,742
   *Multimedia Games Holding Co., Inc.................................   8,600     121,690
   *Nathan's Famous, Inc..............................................   2,974      90,082
    National CineMedia, Inc...........................................  34,836     492,581
   *Nautilus, Inc.....................................................  18,339      58,685
   *Navarre Corp......................................................  14,687      19,681
  #*Netflix, Inc......................................................  12,010     682,768
   *Nevada Gold & Casinos, Inc........................................     700         728
   *New Frontier Media, Inc...........................................   4,370       6,730
   *New York & Co., Inc...............................................  38,991     177,409
  #*New York Times Co. Class A (The).................................. 112,310     870,402
    Newell Rubbermaid, Inc............................................  89,728   1,583,699
   #News Corp. Class A................................................ 450,943  10,380,708
    News Corp. Class B................................................ 132,007   3,061,242
   *Nexstar Broadcasting Group, Inc. Class A..........................   5,712      37,242
   #NIKE, Inc. Class B................................................  64,551   6,025,836
   *Nobility Homes, Inc...............................................   1,105       6,276
   #Nordstrom, Inc....................................................  47,585   2,576,252
   #Nutrisystem, Inc..................................................  16,970     177,930
   *NVR, Inc..........................................................   3,022   2,338,968
   *Office Depot, Inc................................................. 218,776     389,421
   *OfficeMax, Inc....................................................  63,573     285,443
    Omnicom Group, Inc................................................  50,104   2,514,219
   *Orbitz Worldwide, Inc.............................................  47,813     207,508
   *Orchard Supply Hardware Stores Corp. Class A......................   1,709      28,643
  #*O'Reilly Automotive, Inc..........................................  44,614   3,825,204
   *Orient-Express Hotels, Ltd.. Class A..............................  80,072     730,257
    Outdoor Channel Holdings, Inc.....................................  18,606     129,126
  #*Overstock.com, Inc................................................   7,087      56,979
    Oxford Industries, Inc............................................  10,284     444,680
   *P & F Industries, Inc. Class A....................................     504       2,530
  #*Pacific Sunwear of California, Inc................................  27,749      59,105
   *Panera Bread Co. Class A..........................................  11,525   1,815,072
   *Papa John's International, Inc....................................  14,777     753,775
  #*Peet's Coffee & Tea, Inc..........................................   6,800     512,720
  #*Penn National Gaming, Inc.........................................  60,310   2,347,265
    Penske Automotive Group, Inc......................................  71,175   1,701,082
    Pep Boys - Manny, Moe & Jack (The)................................  38,733     351,308
   *Perfumania Holdings, Inc..........................................   2,203      18,946
   *Perry Ellis International, Inc....................................  11,937     225,012
    PetMed Express, Inc...............................................  12,014     116,776
   #PetSmart, Inc.....................................................  30,672   2,027,726
   #Pier 1 Imports, Inc...............................................  69,069   1,138,948
   *Pinnacle Entertainment, Inc.......................................  36,695     398,141
   *Point.360.........................................................   1,448         775
   #Polaris Industries, Inc...........................................  21,538   1,618,796

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   #Pool Corp.........................................................  26,379 $  972,330
  #*Premier Exhibitions, Inc..........................................   8,500     18,615
   *Priceline.com, Inc................................................   9,050  5,988,747
  #*PulteGroup, Inc................................................... 295,054  3,334,110
    PVH Corp..........................................................  41,224  3,274,422
   *Q.E.P. Co., Inc...................................................     352      6,072
   *Quiksilver, Inc................................................... 124,067    358,554
    R.G. Barry Corp...................................................   7,819    104,149
  #*Radio One, Inc. Class D...........................................  16,485     13,683
   #RadioShack Corp...................................................  72,896    212,127
    Ralph Lauren Corp.................................................  12,909  1,863,285
   *Reading International, Inc. Class A...............................   5,859     28,943
   *Red Lion Hotels Corp..............................................  13,744    102,805
   *Red Robin Gourmet Burgers, Inc....................................  11,521    343,902
   #Regal Entertainment Group Class A.................................  83,048  1,147,723
    Regis Corp........................................................  45,231    765,309
    Rent-A-Center, Inc................................................  46,773  1,663,248
   *Rentrak Corp......................................................   4,561     85,382
   *Rick's Cabaret International, Inc.................................   6,768     57,122
   *Rocky Brands, Inc.................................................   5,087     58,704
    Ross Stores, Inc..................................................  87,976  5,845,125
    Royal Caribbean Cruises, Ltd...................................... 126,777  3,166,889
   *Ruby Tuesday, Inc.................................................  49,259    315,750
   *rue21, inc........................................................  15,364    378,569
   *Ruth's Hospitality Group, Inc.....................................  23,146    155,541
   #Ryland Group, Inc. (The)..........................................  33,627    803,013
   *Saga Communications, Inc. Class A.................................   1,158     39,256
  #*Saks, Inc......................................................... 125,535  1,309,330
    Salem Communications Corp. Class A................................  12,181     59,565
   *Sally Beauty Holdings, Inc........................................ 107,775  2,847,416
    Scholastic Corp...................................................  19,372    583,678
   *School Specialty, Inc.............................................  11,832     39,756
   *Scientific Games Corp. Class A....................................  73,134    618,714
   #Scripps Networks Interactive, Inc. Class A........................  22,664  1,220,456
  #*Sealy Corp........................................................  40,927     68,348
  #*Sears Holdings Corp...............................................  39,156  1,937,830
   *Select Comfort Corp...............................................  19,000    494,190
    Service Corp. International....................................... 171,196  2,199,869
    Shiloh Industries, Inc............................................  10,741    112,888
    Shoe Carnival, Inc................................................  15,728    349,162
   *Shuffle Master, Inc...............................................  34,236    500,188
  #*Shutterfly, Inc...................................................  28,034    920,356
    Signet Jewelers, Ltd. ADR.........................................  66,470  2,919,362
    Sinclair Broadcast Group, Inc. Class A............................  22,166    226,093
  #*Sirius XM Radio, Inc.............................................. 340,577    735,646
   #Six Flags Entertainment Corp......................................  34,162  1,968,073
   *Skechers U.S.A., Inc. Class A.....................................  30,218    602,547
    Skyline Corp......................................................   4,311     21,167
   *Smith & Wesson Holding Corp.......................................  38,595    389,810
   #Sonic Automotive, Inc. Class A....................................  32,070    549,038
   *Sonic Corp........................................................  19,031    188,407
   #Sotheby's.........................................................  41,200  1,209,220
   *Spanish Broadcasting System, Inc. Class A.........................   1,868      7,005
    Spartan Motors, Inc...............................................  25,040    127,704
  #*Spectrum Group International, Inc.................................     385        753
    Speedway Motorsports, Inc.........................................  31,204    496,456
   *Sport Chalet, Inc. Class A........................................   2,817      4,085
   *Sport Chalet, Inc. Class B........................................     238        426
   *Spy, Inc..........................................................     335        586
    Stage Stores, Inc.................................................  21,735    411,661
    Standard Motor Products, Inc......................................  17,709    248,989

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
  #*Standard Pacific Corp............................................. 125,526 $   711,732
   *Stanley Furniture Co., Inc........................................   8,749      35,783
   #Staples, Inc...................................................... 394,866   5,030,593
    Starbucks Corp.................................................... 135,337   6,128,059
    Starwood Hotels & Resorts Worldwide, Inc..........................  38,272   2,072,429
   *Stein Mart, Inc...................................................  29,466     234,255
   *Steiner Leisure, Ltd..............................................  11,583     483,011
   *Steinway Musical Instruments, Inc.................................   9,369     230,852
  #*Steven Madden, Ltd................................................  27,928   1,129,129
   #Stewart Enterprises, Inc. Class A.................................  48,183     329,090
   *Stoneridge, Inc...................................................  17,113     109,865
    Strattec Security Corp............................................   2,038      45,875
   #Strayer Education, Inc............................................   3,851     279,814
   #Sturm Ruger & Co., Inc............................................   9,700     479,471
    Superior Industries International, Inc............................  21,344     364,769
    Superior Uniform Group, Inc.......................................   5,000      61,450
   *Syms Corp.........................................................     892       2,953
   *Systemax, Inc.....................................................  27,440     342,177
   *Talbots, Inc......................................................     150         411
   *Tandy Brands Accessories, Inc.....................................   1,100       1,485
    Tandy Leather Factory, Inc........................................   1,146       5,868
    Target Corp....................................................... 110,265   6,687,572
  #*Tempur-Pedic International, Inc...................................  16,906     481,652
  #*Tenneco, Inc......................................................  26,950     789,366
  #*Tesla Motors, Inc.................................................  22,761     624,107
    Texas Roadhouse, Inc..............................................  44,069     762,834
   #Thor Industries, Inc..............................................  41,399   1,189,393
   #Tiffany & Co......................................................  28,900   1,587,477
    Time Warner Cable, Inc............................................  89,602   7,609,898
    Time Warner, Inc.................................................. 272,477  10,659,300
    TJX Cos., Inc. (The).............................................. 137,000   6,066,360
   *Toll Brothers, Inc................................................ 127,325   3,714,070
   *Tower International, Inc..........................................     758       6,511
   *Town Sports International Holdings, Inc...........................  13,759     177,766
    Tractor Supply Co.................................................  35,002   3,180,632
   *Trans World Entertainment Corp....................................     200         600
  #*TripAdvisor, Inc..................................................  25,700     961,437
    True Religion Apparel, Inc........................................  14,919     391,475
   *TRW Automotive Holdings Corp......................................  71,877   2,824,766
   *Tuesday Morning Corp..............................................  27,700     140,162
    Tupperware Brands Corp............................................  33,167   1,738,614
    Ulta Salon Cosmetics & Fragrance, Inc.............................  21,433   1,819,233
  #*Under Armour, Inc. Class A........................................  30,080   1,637,555
   *Unifi, Inc........................................................  15,328     169,834
  #*Universal Electronics, Inc........................................   9,536     120,058
    Universal Technical Institute, Inc................................  13,421     154,207
   *UQM Technologies, Inc.............................................  12,948      10,358
  #*Urban Outfitters, Inc.............................................  77,100   2,355,405
   *US Auto Parts Network, Inc........................................  14,602      62,058
    V.F. Corp.........................................................  26,502   3,956,749
   #Vail Resorts, Inc.................................................  28,249   1,402,280
  #*Valassis Communications, Inc......................................  33,693     759,777
   #Value Line, Inc...................................................   2,920      34,631
   *Valuevision Media, Inc. Class A...................................  11,570      21,752
   #Viacom, Inc. Class A..............................................   7,238     353,432
    Viacom, Inc. Class B..............................................  90,352   4,220,342
   #Virgin Media, Inc.................................................  69,342   1,898,584
   *Visteon Corp......................................................  39,904   1,294,087
   *Vitacost.com, Inc.................................................   1,490       9,834
  #*Vitamin Shoppe, Inc...............................................  18,561   1,019,370
   *VOXX International Corp...........................................  16,155     121,001

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The)............................................. 447,208 $ 21,975,801
   *Warnaco Group, Inc. (The).........................................  26,230    1,118,972
   #Washington Post Co. Class B (The).................................   5,010    1,695,885
   #Weight Watchers International, Inc................................  22,229    1,124,787
   *Wells-Gardner Electronics Corp....................................   2,858        6,573
    Wendy's Co. (The)................................................. 299,481    1,374,618
   *West Marine, Inc..................................................  17,150      175,444
   *Wet Seal, Inc. Class A (The)......................................  66,663      182,657
    Weyco Group, Inc..................................................   6,018      143,228
    Whirlpool Corp....................................................  45,139    3,049,591
    Wiley (John) & Sons, Inc. Class A.................................  30,951    1,474,815
    Williams Controls, Inc............................................   2,029       22,218
   #Williams-Sonoma, Inc..............................................  62,825    2,183,169
    Winmark Corp......................................................   2,052      113,352
   *Winnebago Industries, Inc.........................................  18,413      186,524
  #*WMS Industries, Inc...............................................  43,199      793,566
   #Wolverine World Wide, Inc.........................................  30,688    1,363,468
   #World Wrestling Entertainment, Inc. Class A.......................  15,269      118,335
    Wyndham Worldwide Corp............................................  84,920    4,420,086
   #Wynn Resorts, Ltd.................................................  21,787    2,042,531
    Yum! Brands, Inc..................................................  85,316    5,531,889
   *Zagg, Inc.........................................................  10,245      113,720
   *Zale Corp.........................................................  22,200       67,044
  #*Zumiez, Inc.......................................................  19,552      710,324
                                                                               ------------
Total Consumer Discretionary..........................................          615,893,676
                                                                               ------------
Consumer Staples -- (7.4%)
    Alico, Inc........................................................   5,597      163,600
   *Alliance One International, Inc...................................  65,816      214,560
    Altria Group, Inc................................................. 367,868   13,232,212
    Andersons, Inc. (The).............................................  14,565      553,033
    Archer-Daniels-Midland Co......................................... 185,774    4,846,844
    Arden Group, Inc. Class A.........................................     827       71,800
    Avon Products, Inc................................................  82,506    1,278,018
   #B&G Foods, Inc....................................................  30,180      845,040
  #*Boston Beer Co., Inc. Class A (The)...............................   3,797      409,013
  #*Bridgford Foods Corp..............................................   2,501       19,608
    Brown-Forman Corp. Class A........................................  13,712    1,250,397
    Brown-Forman Corp. Class B........................................  32,444    3,035,461
    Bunge, Ltd........................................................  86,261    5,673,386
   #Calavo Growers, Inc...............................................   8,553      230,760
   #Cal-Maine Foods, Inc..............................................  16,738      631,525
   #Campbell Soup Co..................................................  72,356    2,395,707
   #Casey's General Stores, Inc.......................................  25,861    1,536,919
    CCA Industries, Inc...............................................   3,400       16,150
  #*Central European Distribution Corp................................  40,655      132,535
   *Central Garden & Pet Co...........................................  11,250      120,825
   *Central Garden & Pet Co. Class A..................................  27,548      314,598
   *Chiquita Brands International, Inc................................  31,971      165,610
   #Church & Dwight Co., Inc..........................................  37,402    2,154,729
    Clorox Co. (The)..................................................  31,235    2,271,097
    Coca-Cola Bottling Co. Consolidated...............................   5,294      355,598
    Coca-Cola Co. (The)............................................... 378,882   30,613,666
    Coca-Cola Enterprises, Inc........................................ 158,730    4,653,964
   #Coffee Holding Co., Inc...........................................     300        1,695
    Colgate-Palmolive Co..............................................  85,422    9,170,906
    ConAgra Foods, Inc................................................ 230,572    5,692,823
   *Constellation Brands, Inc. Class A................................ 132,407    3,735,201
   *Constellation Brands, Inc. Class B................................   3,160       89,807
    Costco Wholesale Corp.............................................  79,362    7,633,037
   *Craft Brew Alliance, Inc..........................................  11,801      100,781

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (Continued)
    CVS Caremark Corp................................................. 353,631 $16,001,803
   *Darling International, Inc........................................  90,245   1,490,847
  #*Dean Foods Co..................................................... 122,767   1,518,628
   #Diamond Foods, Inc................................................  12,571     204,530
  #*Dole Food Co., Inc................................................  60,693     714,357
    Dr. Pepper Snapple Group, Inc.....................................  95,427   4,349,563
   *Elizabeth Arden, Inc..............................................  18,220     710,762
   *Energizer Holdings, Inc...........................................  36,838   2,864,891
    Estee Lauder Cos., Inc. Class A (The).............................  42,914   2,247,835
   *Farmer Bros. Co...................................................  11,742      91,588
   #Flowers Foods, Inc................................................  85,148   1,819,613
    Fortune Brands, Inc...............................................  89,085   5,601,665
    Fresh Del Monte Produce, Inc......................................  45,046   1,103,627
  #*Fresh Market, Inc. (The)..........................................   3,636     214,124
    General Mills, Inc................................................ 110,539   4,277,859
    Golden Enterprises, Inc...........................................   3,860      13,317
  #*Green Mountain Coffee Roasters, Inc...............................  44,550     813,483
    Griffin Land & Nurseries, Inc.....................................   2,756      79,373
    H.J. Heinz Co.....................................................  56,154   3,100,262
   *Hain Celestial Group, Inc (The)...................................  33,245   1,851,414
   *Harbinger Group, Inc..............................................   3,819      35,364
    Harris Teeter Supermarkets, Inc...................................  30,510   1,261,283
   #Herbalife, Ltd....................................................  37,016   2,031,808
   #Hershey Co. (The).................................................  29,711   2,131,467
  #*Hillshire Brands Co...............................................  52,260   1,338,379
   #Hormel Foods Corp.................................................  68,798   1,920,152
   *IGI Labratories, Inc..............................................     921       1,004
    Ingles Markets, Inc. Class A......................................   9,772     159,870
    Ingredion, Inc....................................................  59,285   3,078,077
    Inter Parfums, Inc................................................  22,441     364,891
    J & J Snack Foods Corp............................................  11,780     680,766
    J.M. Smucker Co. (The)............................................  66,217   5,085,466
   *John B. Sanfilippo & Son, Inc.....................................   5,730      97,181
    Kellogg Co........................................................  48,202   2,299,235
    Kimberly-Clark Corp...............................................  71,083   6,177,824
    Kraft Foods, Inc. Class A......................................... 464,807  18,457,486
   #Kroger Co. (The)..................................................  97,226   2,155,500
   #Lancaster Colony Corp.............................................  17,044   1,180,979
   #Lifeway Foods, Inc................................................   3,699      39,061
   #Limoneira Co......................................................     244       4,368
    Lorillard, Inc....................................................  24,866   3,198,762
   *Mannatech, Inc....................................................     740       4,477
    McCormick & Co., Inc. Non-Voting..................................  27,402   1,668,234
    McCormick & Co., Inc. Voting......................................   3,432     209,009
   #Mead Johnson Nutrition Co.........................................  46,616   3,401,103
   *Medifast, Inc.....................................................   9,751     274,003
    MGP Ingredients, Inc..............................................  10,602      34,456
   #Molson Coors Brewing Co. Class A..................................   1,162      49,315
    Molson Coors Brewing Co. Class B..................................  91,231   3,860,896
   *Monster Beverage Corp.............................................  68,582   4,558,646
    Nash-Finch Co.....................................................   9,189     176,061
   *National Beverage Corp............................................  17,480     253,460
  #*Natural Alternatives International, Inc...........................   2,740      18,385
    Nature's Sunshine Products, Inc...................................     200       3,092
   #Nu Skin Enterprises, Inc. Class A.................................  29,862   1,523,261
   *Nutraceutical International Corp..................................   6,965     103,848
   #Oil-Dri Corp. of America..........................................   3,711      81,382
   *Omega Protein Corp................................................  13,132     109,390
    Orchids Paper Products Co.........................................   3,281      55,777
   *Overhill Farms, Inc...............................................   7,801      30,034
   *Pantry, Inc. (The)................................................  18,195     258,915

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
    PepsiCo, Inc...................................................... 291,246 $ 21,182,322
    Philip Morris International, Inc.................................. 318,446   29,118,702
   *Physicians Formula Holdings, Inc..................................   7,033       25,037
   *Pilgrim's Pride Corp.............................................. 130,320      605,988
   *Post Holdings, Inc................................................  27,364      809,974
   *Prestige Brands Holdings, Inc.....................................  38,497      631,736
   #PriceSmart, Inc...................................................  14,418    1,038,384
    Procter & Gamble Co. (The)........................................ 444,296   28,674,864
   *Ralcorp Holdings, Inc.............................................  42,316    2,524,996
    Reliv' International, Inc.........................................   2,740        3,918
   *Revlon, Inc. Class A..............................................  23,116      336,338
   #Reynolds American, Inc............................................  70,798    3,275,823
   #Rocky Mountain Chocolate Factory, Inc.............................   3,666       44,835
   #Safeway, Inc...................................................... 190,653    2,964,654
   #Sanderson Farms, Inc..............................................  16,263      598,966
   *Schiff Nutrition International, Inc...............................  13,045      228,027
   *Seneca Foods Corp. Class A........................................   7,117      175,648
   *Seneca Foods Corp. Class B........................................   1,493       37,191
   *Smart Balance, Inc................................................  46,229      440,100
  #*Smithfield Foods, Inc............................................. 122,910    2,273,835
    Snyders-Lance, Inc................................................  53,700    1,258,191
    Spartan Stores, Inc...............................................  17,934      308,465
   *Spectrum Brands Holdings, Inc.....................................  40,437    1,489,295
   #SUPERVALU, Inc.................................................... 152,228      376,003
   *Susser Holdings Corp..............................................  16,456      594,226
   #Sysco Corp........................................................ 105,845    3,110,785
   *Tofutti Brands, Inc...............................................     456          643
   #Tootsie Roll Industries, Inc......................................  23,341      571,388
   *TreeHouse Foods, Inc..............................................  28,100    1,573,319
    Tyson Foods, Inc. Class A......................................... 171,328    2,571,633
   *United Natural Foods, Inc.........................................  30,799    1,672,386
    United-Guardian, Inc..............................................   1,741       30,624
   #Universal Corp....................................................  18,214      829,466
  #*USANA Health Sciences, Inc........................................   9,299      418,269
   #Vector Group, Ltd.................................................  46,093      783,120
    Village Super Market, Inc. Class A................................   4,287      151,803
   #Walgreen Co....................................................... 171,587    6,238,903
    Wal-Mart Stores, Inc.............................................. 499,081   37,146,599
    WD-40 Co..........................................................   9,960      478,578
    Weis Markets, Inc.................................................  20,899      909,733
    Whole Foods Market, Inc...........................................  55,429    5,087,274
                                                                               ------------
Total Consumer Staples................................................          381,645,154
                                                                               ------------
Energy -- (8.9%)
  #*Abraxas Petroleum Corp............................................   3,201        8,035
    Adams Resources & Energy, Inc.....................................   3,031      125,968
    Alon USA Energy, Inc..............................................  25,297      276,243
  #*Alpha Natural Resources, Inc......................................  82,499      578,318
    Anadarko Petroleum Corp........................................... 133,243    9,252,394
    Apache Corp....................................................... 101,535    8,744,194
  #*Approach Resources, Inc...........................................  25,025      660,660
   #Arch Coal, Inc....................................................  73,396      529,185
   *Atwood Oceanics, Inc..............................................  51,455    2,291,291
   #Baker Hughes, Inc................................................. 101,336    4,693,884
   *Barnwell Industries, Inc..........................................   4,663       13,989
  #*Basic Energy Services, Inc........................................  32,358      350,114
   #Berry Petroleum Co. Class A.......................................  39,764    1,511,827
  #*Bill Barrett Corp.................................................  33,573      707,047
   *BioFuel Energy Corp...............................................     529        1,455
    Bolt Technology Corp..............................................   6,191       90,079
  #*BPZ Resources, Inc................................................  88,010      200,663

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
    Bristow Group, Inc................................................  27,352 $ 1,251,901
    Cabot Oil & Gas Corp..............................................  94,354   3,980,795
   *Cal Dive International, Inc.......................................  72,892     118,085
   *Callon Petroleum Co...............................................  28,930     143,782
   *Cameron International Corp........................................  46,266   2,325,792
   #CARBO Ceramics, Inc...............................................  10,500     673,890
   *Carrizo Oil & Gas, Inc............................................  21,917     552,528
   *Cheniere Energy, Inc.............................................. 116,233   1,584,256
   #Chesapeake Energy Corp............................................ 169,050   3,181,521
    Chevron Corp...................................................... 544,482  59,664,338
   #Cimarex Energy Co.................................................  49,040   2,780,078
   *Clayton Williams Energy, Inc......................................   9,155     377,918
  #*Clean Energy Fuels Corp...........................................  54,100     763,351
   *Cloud Peak Energy, Inc............................................  45,281     749,401
   *Cobalt International Energy, Inc..................................  39,680     995,968
   *Comstock Resources, Inc...........................................  34,634     560,378
   *Concho Resources, Inc.............................................  33,231   2,832,943
    ConocoPhillips.................................................... 343,340  18,691,430
   #CONSOL Energy, Inc................................................  72,775   2,109,020
   *Contango Oil & Gas Co.............................................  11,882     704,009
  #*Continental Resources, Inc........................................  14,629     936,110
    Core Laboratories N.V.............................................   6,393     713,203
   *CREDO Petroleum Corp..............................................   5,625      81,169
   *Crimson Exploration, Inc..........................................  34,327     151,039
    Crosstex Energy, Inc..............................................  34,800     469,452
   *Dawson Geophysical Co.............................................   5,775     133,056
    Delek US Holdings, Inc............................................  27,239     537,698
   *Denbury Resources, Inc............................................ 225,028   3,402,423
    Devon Energy Corp................................................. 106,209   6,279,076
    DHT Holdings, Inc.................................................   3,388      22,391
  #*Diamond Offshore Drilling, Inc....................................  64,737   4,235,095
   *Double Eagle Petroleum Co.........................................   6,980      28,967
   *Dresser-Rand Group, Inc...........................................  45,871   2,133,460
  #*Dril-Quip, Inc....................................................  24,707   1,811,270
  #*Endeavour International Corp......................................  29,832     255,660
    Energen Corp......................................................  44,020   2,254,264
   *Energy Partners, Ltd..............................................  30,816     520,790
    Energy XXI (Bermuda), Ltd.........................................  62,164   1,938,274
   *ENGlobal Corp.....................................................  13,200      18,876
   *EOG Resources, Inc................................................  72,503   7,106,019
    EQT Corp..........................................................  36,072   2,034,461
  #*Evolution Petroleum Corp..........................................   7,409      61,865
   #EXCO Resources, Inc...............................................  35,979     253,292
   *Exterran Holdings, Inc............................................  50,138     740,538
    Exxon Mobil Corp.................................................. 896,367  77,849,474
   *FieldPoint Petroleum Corp.........................................   4,233      17,398
   *FMC Technologies, Inc.............................................  54,472   2,457,777
   *Forest Oil Corp...................................................  82,716     566,605
   *FX Energy, Inc....................................................  10,965      73,794
   *Gastar Exploration, Ltd...........................................   4,800       9,360
   *Geokinetics, Inc..................................................   9,612       2,884
   *GeoMet, Inc.......................................................   4,840       1,694
   *GeoResources, Inc.................................................  19,300     645,778
  #*Gevo, Inc.........................................................   4,451      17,270
   *Global Geophysical Services, Inc..................................  23,837     139,923
  #*GMX Resources, Inc................................................  25,965      21,034
  #*Green Plains Renewable Energy, Inc................................  25,050     111,222
    Gulf Island Fabrication, Inc......................................  10,911     303,435
   *Gulfmark Offshore, Inc. Class A...................................  20,252     728,059
  #*Gulfport Energy Corp..............................................  33,754     695,332
    Halliburton Co.................................................... 148,846   4,931,268

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
  #*Harvest Natural Resources, Inc....................................  28,900 $   227,732
  #*Heckmann Corp.....................................................  71,048     218,828
   *Helix Energy Solutions Group, Inc.................................  82,655   1,477,871
   #Helmerich & Payne, Inc............................................  69,950   3,252,675
   *Hercules Offshore, Inc............................................ 121,628     436,645
    Hess Corp.........................................................  83,617   3,943,378
   *HKN, Inc..........................................................   9,572      21,537
    HollyFrontier Corp................................................ 122,231   4,570,217
   *Hornbeck Offshore Services, Inc...................................  27,676   1,172,079
   *Houston American Energy Corp......................................   5,544       4,491
  #*ION Geophysical Corp..............................................  97,745     650,004
  #*James River Coal Co...............................................  16,961      38,841
   *Key Energy Services, Inc.......................................... 115,107     922,007
  #*Kinder Morgan, Inc................................................  83,078   2,975,023
   *Kodiak Oil & Gas Corp............................................. 159,727   1,333,720
   *Lone Pine Resources, Inc..........................................  19,747      43,838
   *Lucas Energy, Inc.................................................  11,754      20,217
   #Lufkin Industries, Inc............................................  20,220     931,131
  #*Magnum Hunter Resources Corp...................................... 100,044     380,167
    Marathon Oil Corp................................................. 194,875   5,158,341
    Marathon Petroleum Corp........................................... 102,339   4,840,635
   *Matrix Service Co.................................................  21,090     218,492
   *McDermott International, Inc...................................... 171,771   2,009,721
  #*McMoran Exploration Co............................................  97,228   1,269,798
  #*Mexco Energy Corp.................................................     684       3,967
   *Mitcham Industries, Inc...........................................   9,853     174,103
    Murphy Oil Corp................................................... 111,098   5,961,519
   *Nabors Industries, Ltd............................................ 164,414   2,275,490
    National Oilwell Varco, Inc....................................... 116,127   8,395,982
   *Natural Gas Services Group, Inc...................................   9,226     133,777
   *Newfield Exploration Co...........................................  66,264   2,023,040
   *Newpark Resources, Inc............................................  69,005     471,304
    Noble Corp........................................................ 147,811   5,469,007
    Noble Energy, Inc.................................................  47,266   4,132,466
   #Nordic American Tankers, Ltd......................................  29,510     345,267
  #*Northern Oil & Gas, Inc...........................................  38,194     601,937
  #*Oasis Petroleum, Inc..............................................  56,678   1,483,830
   *Occidental Petroleum Corp......................................... 195,549  17,018,629
    Oceaneering International, Inc....................................  51,872   2,681,264
   *Oil States International, Inc.....................................  38,901   2,828,103
   #Overseas Shipholding Group, Inc...................................  19,258     110,156
   *OYO Geospace Corp.................................................   3,901     369,737
    Panhandle Oil & Gas, Inc. Class A.................................   4,829     148,250
   *Parker Drilling Co................................................  88,468     409,607
   #Patterson-UTI Energy, Inc......................................... 104,677   1,620,400
   *PDC Energy, Inc...................................................  17,861     467,958
   #Peabody Energy Corp...............................................  43,630     910,994
    Penn Virginia Corp................................................  34,946     234,138
  #*PetroQuest Energy, Inc............................................  38,051     209,661
   *PHI, Inc. Non-Voting..............................................   9,477     252,846
   *PHI, Inc. Voting..................................................   2,153      55,224
   *Phillips 66....................................................... 171,670   6,454,792
   *Pioneer Energy Services Corp......................................  44,337     356,469
    Pioneer Natural Resources Co......................................  72,692   6,442,692
   *Plains Exploration & Production Co................................  78,568   3,139,577
   *PostRock Energy Corp..............................................   1,437       2,888
   *Pyramid Oil Co....................................................   2,104       9,089
    QEP Resources, Inc................................................  90,512   2,718,075
  #*Quicksilver Resources, Inc........................................  86,902     392,797
    Range Resources Corp..............................................  40,856   2,557,586
   *REX American Resources Corp.......................................   7,500     132,375

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
  #*Rex Energy Corp...................................................  37,059 $    469,908
  #*Rosetta Resources, Inc............................................  32,544    1,357,736
  #*Rowan Cos. P.L.C..................................................  73,350    2,576,786
   *Royale Energy, Inc................................................     400        1,144
   #RPC, Inc..........................................................  95,532    1,284,905
  #*SandRidge Energy, Inc............................................. 317,375    2,164,498
    Schlumberger, Ltd................................................. 239,236   17,047,957
   *SEACOR Holdings, Inc..............................................  16,518    1,403,204
   *SemGroup Corp. Class A............................................  26,222      883,944
   #Ship Finance International, Ltd...................................  62,345      902,756
    SM Energy Co......................................................  27,571    1,298,318
   *Southwestern Energy Co............................................  94,186    3,131,684
   #Spectra Energy Corp............................................... 120,767    3,706,339
  #*Stone Energy Corp.................................................  37,285      979,104
    Sunoco, Inc.......................................................  71,459    3,443,609
   *Superior Energy Services, Inc..................................... 101,921    2,208,628
   *Swift Energy Co...................................................  31,634      591,239
   #Targa Resources Corp..............................................   4,256      187,477
    Teekay Corp.......................................................  56,541    1,737,505
   *Tesco Corp........................................................  27,669      320,684
   *Tesoro Corp....................................................... 110,623    3,058,726
   *TETRA Technologies, Inc...........................................  57,620      399,307
   *TGC Industries, Inc...............................................  12,001       83,767
    Tidewater, Inc....................................................  40,336    1,959,120
    Transocean, Ltd...................................................  82,179    3,848,443
  #*Triangle Petroleum Corp...........................................  32,661      182,575
  #*Ultra Petroleum Corp..............................................  53,975    1,282,446
   *Union Drilling, Inc...............................................  15,716       56,263
  #*Unit Corp.........................................................  36,075    1,434,342
  #*Uranium Energy Corp...............................................   4,367        8,734
   *Uranium Resources, Inc............................................   6,850        5,480
  #*USEC, Inc.........................................................  68,464       65,725
   *VAALCO Energy, Inc................................................  44,869      328,890
    Valero Energy Corp................................................ 318,688    8,763,920
   *Venoco, Inc.......................................................  20,597      190,934
  #*Verenium Corp.....................................................   2,511       10,973
  #*Voyager Oil & Gas, Inc............................................   1,806        2,041
   #W&T Offshore, Inc.................................................  44,815      828,629
   *Warren Resources, Inc.............................................  52,557      121,932
   *Weatherford International, Ltd.................................... 293,149    3,532,445
   #Western Refining, Inc.............................................  70,927    1,668,912
   *Westmoreland Coal Co..............................................   3,276       24,111
   *Whiting Petroleum Corp............................................  67,688    2,734,595
   *Willbros Group, Inc...............................................  38,252      262,026
    Williams Cos., Inc. (The)......................................... 135,241    4,299,311
    World Fuel Services Corp..........................................  43,624    1,766,336
  #*WPX Energy, Inc...................................................  33,573      535,489
  #*ZaZa Energy Corp..................................................   1,607        6,074
  #*Zion Oil & Gas, Inc...............................................  16,343       29,254
                                                                               ------------
Total Energy..........................................................          459,068,094
                                                                               ------------
Financials -- (14.0%)
   *1st Constitution Bancorp..........................................   1,308       11,968
    1st Source Corp...................................................  18,261      405,759
   *1st United Bancorp, Inc...........................................  21,956      130,199
   *21st Century Holding Co...........................................   3,388       15,890
   #Access National Corp..............................................   4,884       67,497
    ACE, Ltd..........................................................  93,742    6,890,037
   *Affiliated Managers Group, Inc....................................  18,536    2,068,432
    Aflac, Inc........................................................ 129,357    5,663,249
   *Alexander & Baldwin, Inc..........................................  33,230    1,064,689

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   *Allegheny Corp....................................................     9,872 $ 3,413,836
    Alliance Bancorp, Inc. of Pennsylvania............................     1,546      18,738
    Alliance Financial Corp...........................................     3,021     106,128
    Allied World Assurance Co. Holdings AG............................    29,098   2,194,862
    Allstate Corp. (The)..............................................   138,604   4,754,117
    Alterra Capital Holdings, Ltd.....................................    78,912   1,836,282
   *Altisource Portfolio Solutions SA.................................     9,093     705,253
    Ameriana Bancorp..................................................       456       2,736
   *American Capital, Ltd.............................................   262,269   2,612,199
    American Equity Investment Life Holding Co........................    46,702     545,012
    American Express Co...............................................   193,008  11,138,492
    American Financial Group, Inc.....................................    76,144   2,871,390
   *American Independence Corp........................................     1,861      10,049
   *American International Group, Inc.................................   153,794   4,809,138
   #American National Bankshares, Inc.................................     3,768      85,232
   *American National Insurance Co....................................    13,549     954,256
   *American River Bankshares.........................................     2,192      14,818
   *American Safety Insurance Holdings, Ltd...........................     7,772     138,730
   *American Spectrum Realty, Inc.....................................       642       2,279
    Ameriprise Financial, Inc.........................................   128,719   6,657,347
  #*Ameris Bancorp....................................................    17,754     211,983
   *AMERISAFE, Inc....................................................    14,297     356,925
   *AmeriServ Financial, Inc..........................................     8,436      24,127
   #AmTrust Financial Services, Inc...................................    47,182   1,405,552
    Aon P.L.C.........................................................    84,747   4,169,552
   *Arch Capital Group, Ltd...........................................    79,234   3,074,279
    Argo Group International Holdings, Ltd............................    23,750     698,488
   #Arrow Financial Corp..............................................     8,721     212,095
    Aspen Insurance Holdings, Ltd.....................................    56,249   1,616,596
    Associated Banc-Corp..............................................   137,153   1,713,041
    Assurant, Inc.....................................................    69,345   2,510,982
    Assured Guaranty, Ltd.............................................   143,745   1,722,065
    Astoria Financial Corp............................................    76,834     723,776
    Atlantic American Corp............................................     2,737       7,527
   *Atlantic Coast Financial Corp.....................................       945       2,400
    Auburn National Bancorporation, Inc...............................       335       7,256
   *AV Homes, Inc.....................................................     8,825     109,254
    Axis Capital Holdings, Ltd........................................    78,529   2,580,463
    Baldwin & Lyons, Inc. Class A.....................................       638      14,355
    Baldwin & Lyons, Inc. Class B.....................................     8,934     207,537
    Bancfirst Corp....................................................    11,640     472,817
   *Bancorp, Inc. (The)...............................................    24,854     232,385
   #BancorpSouth, Inc.................................................    74,439   1,078,621
   *BancTrust Financial Group, Inc....................................     8,705      25,767
    Bank Mutual Corp..................................................    33,792     143,954
   #Bank of America Corp.............................................. 3,015,681  22,135,099
    Bank of Commerce Holdings.........................................     6,357      26,064
   #Bank of Hawaii Corp...............................................    28,780   1,344,314
   #Bank of Kentucky Financial Corp...................................     2,404      59,066
    Bank of New York Mellon Corp. (The)...............................   335,368   7,136,631
   #Bank of the Ozarks, Inc...........................................    21,638     696,527
  #*BankAtlantic Bancorp, Inc. Class A................................     1,011       6,106
    BankFinancial Corp................................................    14,112     110,920
   #BankUnited, Inc...................................................    24,486     596,479
    Banner Corp.......................................................    14,068     319,766
    Bar Harbor Bankshares.............................................     2,309      80,422
    BB&T Corp.........................................................   194,209   6,092,336
   *BBCN Bancorp, Inc.................................................    61,244     694,507
   #BCB Bancorp, Inc..................................................     4,090      43,231
   *BCSB Bancorp, Inc.................................................       711      10,029
    Beacon Federal Bancorp, Inc.......................................     2,257      45,298

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   *Beneficial Mutual Bancorp, Inc....................................  59,914 $   512,864
  #*Berkshire Bancorp, Inc............................................   1,000       8,270
  #*Berkshire Hathaway, Inc........................................... 349,344  29,638,345
    Berkshire Hills Bancorp, Inc......................................  17,297     388,491
   #BGC Partners, Inc. Class A........................................  38,928     193,472
    BlackRock, Inc....................................................  33,289   5,667,785
   *BofI Holding, Inc.................................................   8,591     173,280
   #BOK Financial Corp................................................  47,494   2,682,936
    Boston Private Financial Holdings, Inc............................  61,547     579,157
   #Bridge Bancorp, Inc...............................................   2,089      41,884
   *Bridge Capital Holdings...........................................   4,396      68,270
    Brookline Bancorp, Inc............................................  54,974     462,331
    Brown & Brown, Inc................................................ 109,509   2,764,007
   *Brunswick Bancorp.................................................      40         206
    Bryn Mawr Bank Corp...............................................  10,239     211,743
   #C&F Financial Corp................................................     721      29,511
    Calamos Asset Management, Inc. Class A............................  15,225     160,928
   #California First National Bancorp.................................   2,970      48,233
   *Camco Financial Corp..............................................     900       2,232
    Camden National Corp..............................................   5,572     200,982
   *Cape Bancorp, Inc.................................................   4,558      42,298
   *Capital Bank Corp.................................................   4,304      10,200
   #Capital City Bank Group, Inc......................................  11,241      82,397
    Capital One Financial Corp........................................ 145,056   8,194,213
    Capital Properties, Inc. Class A..................................     300       2,850
   oCapital Properties, Inc. Class B..................................     300          --
    Capital Southwest Corp............................................   2,165     226,026
    CapitalSource, Inc................................................ 222,501   1,457,382
   #Capitol Federal Financial, Inc.................................... 129,276   1,515,115
    Cardinal Financial Corp...........................................  22,634     289,715
   *Carolina Bank Holdings, Inc.......................................     900       5,292
   *Carrollton Bancorp................................................     331       1,754
   #Cash America International, Inc...................................  22,965     880,019
    Cathay General Bancorp............................................  62,023   1,004,152
   #CBOE Holdings, Inc................................................  31,392     894,672
   *CBRE Group, Inc. Class A..........................................  72,564   1,130,547
   #Center Bancorp, Inc...............................................  11,103     122,688
   #Centerstate Banks, Inc............................................  22,455     174,026
    Central Bancorp, Inc..............................................     292       9,259
   *Central Pacific Financial Corp....................................   6,166      82,624
    Century Bancorp, Inc. Class A.....................................   1,596      48,008
    CFS Bancorp, Inc..................................................   1,100       5,907
    Charles Schwab Corp. (The)........................................ 183,254   2,314,498
   #Charter Financial Corp............................................   1,425      12,640
    Chemical Financial Corp...........................................  21,601     484,510
   *Chicopee Bancorp, Inc.............................................   3,096      44,861
    Chubb Corp. (The).................................................  75,416   5,481,989
    Cincinnati Financial Corp.........................................  95,992   3,632,337
   *CIT Group, Inc.................................................... 117,669   4,297,272
    Citigroup, Inc.................................................... 811,834  22,025,056
  #*Citizens Community Bancorp, Inc...................................   1,650       9,339
    Citizens Holding Co...............................................     772      15,131
   *Citizens Republic Bancorp, Inc....................................     280       5,040
    Citizens South Banking Corp.......................................   2,903      19,537
   *Citizens, Inc.....................................................  36,580     378,237
   #City Holding Co...................................................  11,447     378,323
   #City National Corp................................................  42,008   2,070,154
   #CKX Lands, Inc....................................................     743      13,003
   #Clifton Savings Bancorp, Inc......................................  17,641     172,000
    CME Group, Inc....................................................  89,090   4,642,480
    CNA Financial Corp................................................ 132,635   3,463,100

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   #CNB Financial Corp................................................   8,185 $  134,807
   #CNO Financial Group, Inc.......................................... 184,317  1,527,988
    CoBiz Financial, Inc..............................................  29,460    197,382
   #Codorus Valley Bancorp, Inc.......................................   1,523     23,789
   #Cohen & Steers, Inc...............................................  16,372    540,276
  #*Colonial Financial Services, Inc..................................   1,300     17,147
   *Colony Bankcorp, Inc..............................................   1,337      5,348
    Columbia Banking System, Inc......................................  31,273    564,478
    Comerica, Inc..................................................... 116,226  3,511,187
    Commerce Bancshares, Inc..........................................  69,734  2,746,125
    Commercial National Financial Corp................................     847     17,787
   #Community Bank System, Inc........................................  31,046    854,075
   *Community Bankers Trust Corp......................................   2,483      5,314
    Community Trust Bancorp, Inc......................................  11,972    406,330
   *Community West Bancshares.........................................   1,844      4,315
   *CompuCredit Holdings Corp.........................................  22,217     97,755
    Consolidated-Tokoma Land Co.......................................   4,295    120,861
   *Consumer Portfolio Services, Inc..................................   2,900      5,742
   *Cowen Group, Inc. Class A.........................................  70,093    175,233
    Crawford & Co. Class A............................................  15,367     56,704
    Crawford & Co. Class B............................................  15,146     61,190
   *Credit Acceptance Corp............................................  11,536  1,105,841
   #Cullen/Frost Bankers, Inc.........................................  48,355  2,674,515
   #CVB Financial Corp................................................  82,546    974,043
   *DFC Global Corp...................................................  32,264    618,501
    Diamond Hill Investment Group, Inc................................   1,077     80,463
    Dime Community Bancshares, Inc....................................  27,400    397,300
   *Direct Markets Holdings Corp......................................  11,800      2,714
    Discover Financial Services....................................... 146,679  5,274,577
    Donegal Group, Inc. Class A.......................................  14,922    199,955
    Donegal Group, Inc. Class B.......................................   2,147     38,260
   *Doral Financial Corp..............................................   3,982      5,416
    Duff & Phelps Corp................................................  27,267    401,916
   *E*Trade Financial Corp............................................ 225,224  1,718,459
    Eagle Bancorp Montana, Inc........................................     566      5,756
    East West Bancorp, Inc............................................ 113,615  2,476,807
    Eastern Insurance Holdings, Inc...................................   4,882     77,429
   *Eastern Virginia Bankshares, Inc..................................     721      2,884
   #Eaton Vance Corp..................................................  43,991  1,167,081
    ECB Bancorp, Inc..................................................     913      9,093
    Edelman Financial Group, Inc......................................  14,005    121,423
   *eHealth, Inc......................................................  14,039    257,896
    EMC Insurance Group, Inc..........................................   9,690    195,932
    Employers Holdings, Inc...........................................  26,291    470,083
    Endurance Specialty Holdings, Ltd.................................  34,124  1,183,079
   *Enstar Group, Ltd.................................................  10,456    977,427
   #Enterprise Bancorp, Inc...........................................   3,680     61,125
    Enterprise Financial Services Corp................................  12,708    159,485
    Epoch Holding Corp................................................   7,487    157,826
    Erie Indemnity Co. Class A........................................  29,697  2,117,099
   #ESB Financial Corp................................................   7,409    104,393
    ESSA Bancorp, Inc.................................................   8,421     89,010
    Evans Bancorp, Inc................................................   1,219     18,895
   #Evercore Partners, Inc. Class A...................................  16,541    383,255
    Everest Re Group, Ltd.............................................  31,099  3,162,768
  #*EZCORP, Inc. Class A..............................................  33,577    755,483
   *Farmers Capital Bank Corp.........................................   1,933     15,425
    FBL Financial Group, Inc. Class A.................................  22,739    703,772
    Federal Agricultural Mortgage Corp. Class A.......................     773     14,598
    Federal Agricultural Mortgage Corp. Class C.......................   6,858    172,410
   #Federated Investors, Inc. Class B.................................  65,677  1,320,764

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Fidelity Bancorp, Inc.............................................     538 $   11,223
   #Fidelity National Financial, Inc. Class A......................... 167,401  3,117,007
    Fidelity Southern Corp............................................   6,107     55,449
    Fifth Third Bancorp............................................... 529,341  7,315,493
    Financial Institutions, Inc.......................................  10,118    174,030
   *First Acceptance Corp.............................................   9,100     11,193
    First Advantage Bancorp...........................................   1,408     19,008
   #First American Financial Corp.....................................  82,895  1,518,636
   #First Bancorp.....................................................  12,032    102,513
   *First BanCorp.....................................................   2,506      9,473
   OFirst Bancorp of Indiana, Inc.....................................      96      1,029
    First Bancorp, Inc................................................   5,920     99,456
   *First Bancshares, Inc.............................................     200        980
   #First Bancshares, Inc. (The)......................................     237      2,308
    First Busey Corp..................................................  64,930    302,574
    First Business Financial Services, Inc............................   1,081     23,577
   *First California Financial Group, Inc.............................  18,806    126,188
   *First Cash Financial Services, Inc................................  17,804    713,940
    First Citizens BancShares, Inc. Class A...........................   5,907    970,461
    First Commonwealth Financial Corp.................................  81,042    568,104
    First Community Bancshares, Inc...................................  13,413    194,354
    First Defiance Financial Corp.....................................   7,269    118,121
  #*First Federal Bancshares of Arkansas, Inc.........................   2,243     18,662
   *First Federal of Northern Michigan Bancorp, Inc...................     200        678
    First Financial Bancorp...........................................  46,107    735,868
   #First Financial Bankshares, Inc...................................  19,213    662,752
    First Financial Corp..............................................  10,184    301,956
    First Financial Holdings, Inc.....................................  11,775    138,945
   *First Financial Northwest, Inc....................................  12,837    105,263
   *First Financial Service Corp......................................     917      2,109
   #First Horizon National Corp....................................... 199,422  1,641,243
    First Interstate BancSystem, Inc..................................  11,995    172,848
    First M&F Corp....................................................   3,188     19,925
   *First Marblehead Corp. (The)......................................  58,899     63,022
    First Merchants Corp..............................................  21,828    310,612
    First Midwest Bancorp, Inc........................................  56,762    641,411
    First Niagara Financial Group, Inc................................ 277,613  2,104,307
   #First Pactrust Bancorp, Inc.......................................   6,762     76,072
   *First Place Financial Corp........................................   9,209      6,907
  #*First Republic Bank...............................................  76,997  2,504,712
   *First South Bancorp, Inc..........................................   4,572     19,385
   *First United Corp.................................................   1,938      9,496
    First West Virginia Bancorp.......................................     256      4,012
    Firstbank Corp....................................................   1,646     16,098
   *FirstCity Financial Corp..........................................   5,310     47,790
   #FirstMerit Corp...................................................  86,422  1,400,036
   *Flagstar Bancorp, Inc.............................................   1,940      1,688
    Flagstone Reinsurance Holdings SA.................................  53,448    373,067
    Flushing Financial Corp...........................................  24,144    340,672
    FNB Corp.......................................................... 109,645  1,192,938
   *FNB United Corp...................................................       1         12
   *Forest City Enterprises, Inc. Class A............................. 125,239  1,767,122
   *Forest City Enterprises, Inc. Class B.............................   4,615     65,164
   *Forestar Group, Inc...............................................  26,725    304,130
    Fox Chase Bancorp, Inc............................................  11,006    163,989
    Franklin Resources, Inc...........................................  38,219  4,393,274
    Fulton Financial Corp............................................. 158,311  1,454,878
   #FXCM, Inc.........................................................   6,377     66,958
    GAINSCO, Inc......................................................     513      4,786
   #Gallagher (Arthur J.) & Co........................................  68,818  2,441,663
    GAMCO Investors, Inc. Class A.....................................   4,050    180,994

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   *Genworth Financial, Inc. Class A.................................. 371,886 $ 1,874,305
   #German American Bancorp, Inc......................................   9,313     189,520
    GFI Group, Inc....................................................  87,753     279,055
    Glacier Bancorp, Inc..............................................  56,637     859,183
   *Gleacher & Co., Inc...............................................  13,000       9,100
   *Global Indemnity P.L.C............................................  13,609     261,565
    Goldman Sachs Group, Inc. (The)................................... 131,829  13,301,546
   #Great Southern Bancorp, Inc.......................................  10,438     319,925
  #*Green Dot Corp. Class A...........................................   6,825      71,253
   *Greene Bancshares, Inc............................................   5,781      10,464
   #Greenhill & Co., Inc..............................................  19,560     776,923
   *Greenlight Capital Re, Ltd. Class A...............................  23,791     560,516
   *Guaranty Bancorp..................................................   7,402      14,212
   *Guaranty Federal Bancshares, Inc..................................     909       6,263
   *Hallmark Financial Services, Inc..................................  13,444     110,913
    Hampden Bancorp, Inc..............................................     818      10,315
   #Hancock Holding Co................................................  66,756   2,034,723
   *Hanmi Financial Corp..............................................  23,846     261,114
    Hanover Insurance Group, Inc. (The)...............................  34,963   1,226,152
   #Harleysville Savings Financial Corp...............................   1,916      33,051
   *Harris & Harris Group, Inc........................................  20,991      78,087
    Hartford Financial Services Group, Inc............................ 259,167   4,263,297
    Hawthorn Bancshares, Inc..........................................   1,181      11,149
   #HCC Insurance Holdings, Inc.......................................  81,371   2,493,207
    Heartland Financial USA, Inc......................................  12,869     336,267
   *Heritage Commerce Corp............................................  18,324     112,326
    Heritage Financial Corp...........................................  11,335     156,990
   #Heritage Financial Group, Inc.....................................   4,012      53,721
    HF Financial Corp.................................................   1,948      24,915
   *HFF, Inc. Class A.................................................  23,282     304,063
   *Hilltop Holdings, Inc.............................................  43,450     456,660
    Hingham Institution for Savings...................................     458      27,805
   *HMN Financial, Inc................................................     989       2,759
  #*Home Bancorp, Inc.................................................   4,739      79,710
    Home BancShares, Inc..............................................  22,033     664,295
    Home Federal Bancorp, Inc.........................................  11,318     112,275
    Homeowners Choice, Inc............................................   4,991      90,487
    HopFed Bancorp, Inc...............................................   1,211       9,082
    Horace Mann Educators Corp........................................  31,017     540,936
    Horizon Bancorp...................................................   1,000      26,980
   *Howard Hughes Corp. (The).........................................  13,283     818,631
    Hudson City Bancorp, Inc.......................................... 416,419   2,644,261
    Hudson Valley Holding Corp........................................  12,778     215,437
    Huntington Bancshares, Inc........................................ 511,399   3,178,345
   #IBERIABANK Corp...................................................  23,256   1,089,078
   *ICG Group, Inc....................................................  28,739     256,927
   #Independence Holding Co...........................................   8,496      80,202
   #Independent Bank Corp. (453836108)................................  16,800     499,128
   *Independent Bank Corp. (453838609)................................   3,800      10,982
    Indiana Community Bancorp.........................................   1,119      25,569
    Infinity Property & Casualty Corp.................................   7,832     452,768
    Interactive Brokers Group, Inc. Class A...........................  35,893     497,118
   *IntercontinentalExchange, Inc.....................................  24,958   3,274,989
   *InterGroup Corp. (The)............................................     200       4,620
    International Bancshares Corp.....................................  52,477     961,903
   *Intervest Bancshares Corp. Class A................................  11,762      44,343
   *INTL. FCStone, Inc................................................  13,698     260,947
    Invesco, Ltd...................................................... 265,101   5,866,685
   *Investment Technology Group, Inc..................................  26,174     216,721
   *Investors Bancorp, Inc............................................  90,677   1,475,315
   *Investors Capital Holdings, Ltd...................................   1,399       5,918

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
                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Investors Title Co................................................     1,022 $    54,687
   #Janus Capital Group, Inc..........................................   147,155   1,063,931
   *Jefferies Group, Inc..............................................   161,817   2,029,185
   *Jefferson Bancshares, Inc.........................................     1,271       2,682
    JMP Group, Inc....................................................    15,902      99,069
    Jones Lang LaSalle, Inc...........................................    34,324   2,289,068
    JPMorgan Chase & Co............................................... 1,045,479  37,637,244
    Kaiser Federal Financial Group, Inc...............................     6,143      89,319
    KBW, Inc..........................................................    27,224     438,579
    Kearny Financial Corp.............................................    44,060     428,263
    Kemper Corp.......................................................    46,766   1,530,184
    Kennedy-Wilson Holdings, Inc......................................    33,749     461,686
    Kentucky First Federal Bancorp....................................       936       7,029
    KeyCorp...........................................................   560,326   4,471,401
   *Knight Capital Group, Inc. Class A................................    76,893     794,305
    Lake Shore Bancorp, Inc...........................................       125       1,262
    Lakeland Bancorp, Inc.............................................    20,723     195,211
    Lakeland Financial Corp...........................................    12,706     327,052
    Landmark Bancorp, Inc.............................................     1,086      21,818
   *Lazard, Ltd. Class A..............................................    75,833   2,036,116
    Legg Mason, Inc...................................................   111,330   2,729,812
   *Leucadia National Corp............................................   141,037   3,057,682
    Life Partners Holdings, Inc.......................................     7,428      17,679
    Lincoln National Corp.............................................   168,803   3,384,500
    LNB Bancorp, Inc..................................................     6,277      37,474
    Loews Corp........................................................    89,586   3,546,710
   *Louisiana Bancorp, Inc............................................     2,100      33,674
    LPL Financial Holdings, Inc.......................................    39,041   1,093,929
   *LSB Financial Corp................................................       259       4,766
    M&T Bank Corp.....................................................    74,820   6,422,549
   *Macatawa Bank Corp................................................    18,694      60,756
   *Magyar Bancorp, Inc...............................................       211         833
    Maiden Holdings, Ltd..............................................    54,969     466,687
    MainSource Financial Group, Inc...................................    15,003     175,235
   *Malvern Federal Bancorp, Inc......................................       125       1,058
   *Markel Corp.......................................................     7,234   3,125,522
    MarketAxess Holdings, Inc.........................................    23,172     700,258
    Marlin Business Services Corp.....................................     9,526     146,319
    Marsh & McLennan Cos., Inc........................................    88,842   2,950,443
   *Maui Land & Pineapple Co., Inc....................................     2,542       8,770
    Mayflower Bancorp, Inc............................................       100       1,064
    MB Financial, Inc.................................................    42,650     861,104
   *MBIA, Inc.........................................................   147,536   1,408,969
  #*MBT Financial Corp................................................     3,890      11,476
    MCG Capital Corp..................................................    58,376     255,687
    Meadowbrook Insurance Group, Inc..................................    35,445     249,533
    Medallion Financial Corp..........................................    16,272     180,294
   *Mercantile Bank Corp..............................................     5,854      96,942
   #Merchants Bancshares, Inc.........................................     4,638     122,629
    Mercury General Corp..............................................    43,232   1,565,863
   *Meridian Interstate Bancorp, Inc..................................    14,576     224,033
    Meta Financial Group, Inc.........................................     1,310      27,955
    MetLife, Inc......................................................   293,711   9,037,487
   *Metro Bancorp, Inc................................................    10,574     132,175
   *MetroCorp Bancshares, Inc.........................................     4,229      43,728
   *MGIC Investment Corp..............................................   152,142     366,662
    MicroFinancial, Inc...............................................     7,011      67,656
    Mid Penn Bancorp, Inc.............................................       497       5,020
    MidSouth Bancorp, Inc.............................................     5,731      81,667
    MidWestOne Financial Group, Inc...................................     3,102      66,011
    Montpelier Re Holdings, Ltd.......................................    46,585     943,812

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   #Moody's Corp......................................................  53,821 $2,181,365
    Morgan Stanley.................................................... 410,794  5,611,446
    MSB Financial Corp................................................     339      1,966
  #*MSCI, Inc.........................................................  43,759  1,450,611
    MutualFirst Financial, Inc........................................   2,798     31,254
    NASDAQ OMX Group, Inc. (The)...................................... 103,634  2,352,492
   *National Financial Partners Corp..................................  31,926    474,101
    National Interstate Corp..........................................  13,644    357,336
    National Penn Bancshares, Inc..................................... 120,102  1,061,702
    National Security Group, Inc......................................     312      2,683
    National Western Life Insurance Co. Class A.......................   1,427    202,049
    Naugatuck Valley Financial Corp...................................     610      4,453
   *Navigators Group, Inc. (The)......................................  11,299    547,211
    NBT Bancorp, Inc..................................................  25,711    540,188
    Nelnet, Inc. Class A..............................................  27,690    650,992
  #*Netspend Holdings, Inc............................................  46,892    412,650
   *New Century Bancorp, Inc..........................................     300      1,380
    New England Bancshares, Inc.......................................   1,080     14,461
    New Hampshire Thrift Bancshares, Inc..............................   3,306     41,457
   #New York Community Bancorp, Inc................................... 258,149  3,350,774
   *NewBridge Bancorp.................................................   8,957     36,813
   *Newport Bancorp, Inc..............................................   1,429     20,270
   *NewStar Financial, Inc............................................  37,917    451,971
    Nicholas Financial, Inc...........................................   4,022     53,171
   *North Valley Bancorp..............................................     252      3,457
    Northeast Bancorp.................................................      59        498
    Northeast Community Bancorp, Inc..................................   3,456     18,472
    Northern Trust Corp............................................... 142,570  6,472,678
   #Northfield Bancorp, Inc...........................................  30,743    460,223
    Northrim Bancorp, Inc.............................................   3,902     78,664
    Northwest Bancshares, Inc.........................................  76,421    890,305
    Norwood Financial Corp............................................     901     25,115
    NYSE Euronext..................................................... 150,134  3,825,414
    Ocean Shore Holding Co............................................   3,964     51,334
    OceanFirst Financial Corp.........................................  14,185    193,058
  #*Ocwen Financial Corp.............................................. 106,268  2,099,856
    Ohio Valley Banc Corp.............................................   1,110     21,623
    Old National Bancorp..............................................  74,657    913,802
    Old Republic International Corp................................... 202,567  1,632,690
  #*Old Second Bancorp, Inc...........................................   4,388      6,143
   *OmniAmerican Bancorp, Inc.........................................   8,756    183,788
    OneBeacon Insurance Group, Ltd. Class A...........................  17,586    223,166
    Oppenheimer Holdings, Inc. Class A................................   8,464    117,734
    Oriental Financial Group, Inc.....................................  32,492    337,267
    Oritani Financial Corp............................................  38,610    544,015
    Osage Bancshares, Inc.............................................     900      9,396
  #*Pacific Capital Bancorp...........................................   8,943    407,980
    Pacific Continental Corp..........................................  12,470    115,098
   *Pacific Mercantile Bancorp........................................   7,283     48,650
   *Pacific Premier Bancorp, Inc......................................   2,700     24,057
    PacWest Bancorp...................................................  28,490    652,706
   #Park National Corp................................................  12,051    816,335
   *Park Sterling Corp................................................  12,911     59,261
    PartnerRe, Ltd....................................................  38,107  2,760,471
   *Patriot National Bancorp..........................................     500        780
   #Peapack-Gladstone Financial Corp..................................   5,258     80,447
   #Penns Woods Bancorp, Inc..........................................   3,034    118,174
   *Penson Worldwide, Inc.............................................  13,554      1,491
    Peoples Bancorp...................................................     470      8,970
    Peoples Bancorp of North Carolina.................................   2,042     17,541
    Peoples Bancorp, Inc..............................................   8,380    183,187

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    People's United Financial, Inc.................................... 207,783 $2,381,193
   *PHH Corp..........................................................  44,187    716,271
   *Phoenix Cos., Inc. (The)..........................................  67,262    109,637
   *PICO Holdings, Inc................................................  17,557    423,299
    Pinnacle Bancshares, Inc..........................................     200      2,127
   *Pinnacle Financial Partners, Inc..................................  27,247    532,679
   *Piper Jaffray Cos., Inc...........................................  12,428    264,841
    Platinum Underwriters Holdings, Ltd...............................  28,173  1,071,137
    PNC Financial Services Group, Inc................................. 145,986  8,627,773
   *Popular, Inc......................................................  36,249    546,272
   *Porter Bancorp, Inc...............................................   3,389      4,880
   *Preferred Bank....................................................   1,261     13,594
   *Premier Financial Bancorp, Inc....................................   2,911     22,880
    Presidential Life Corp............................................  21,986    305,386
    Primerica, Inc....................................................  51,062  1,397,567
   *Primus Guaranty, Ltd..............................................  16,378    126,930
   *Princeton National Bancorp, Inc...................................   1,811        996
    Principal Financial Group, Inc.................................... 176,565  4,518,298
    PrivateBancorp, Inc...............................................  56,545    866,269
    ProAssurance Corp.................................................  24,095  2,158,189
   #Progressive Corp. (The)........................................... 124,434  2,456,327
   #Prosperity Bancshares, Inc........................................  37,360  1,515,695
   #Protective Life Corp..............................................  63,793  1,780,463
    Provident Financial Holdings, Inc.................................   6,264     76,671
    Provident Financial Services, Inc.................................  47,114    717,546
    Provident New York Bancorp........................................  28,898    238,697
  #*Prudential Bancorp, Inc. of Pennsylvania..........................   3,011     16,831
    Prudential Financial, Inc......................................... 130,111  6,281,759
   *PSB Holdings, Inc.................................................   1,100      4,895
   #Pulaski Financial Corp............................................   7,180     53,778
    Pzena Investment Management, Inc. Class A.........................   2,370      9,124
    QC Holdings, Inc..................................................   8,157     28,631
   #QCR Holdings, Inc.................................................   1,185     15,879
   #Radian Group, Inc................................................. 100,718    282,010
    Raymond James Financial, Inc......................................  86,676  2,914,047
    Regions Financial Corp............................................ 835,305  5,813,723
    Reinsurance Group of America, Inc.................................  56,510  3,145,912
   #RenaissanceRe Holdings, Ltd.......................................  39,329  2,909,953
    Renasant Corp.....................................................  19,256    340,831
    Republic Bancorp, Inc. Class A....................................  14,053    331,791
   *Republic First Bancorp, Inc.......................................  14,828     30,694
    Resource America, Inc. Class A....................................  12,280     74,540
   *Riverview Bancorp, Inc............................................   9,533     13,537
   #RLI Corp..........................................................  16,538  1,065,213
    Rockville Financial, Inc..........................................  21,704    252,852
   #Roma Financial Corp...............................................  16,685    151,667
   *Royal Bancshares of Pennsylvania, Inc. Class A....................   2,453      6,132
   *Rurban Financial Corp.............................................   1,124      8,138
   #S&T Bancorp, Inc..................................................  22,132    365,178
   #S.Y. Bancorp, Inc.................................................  10,669    249,335
   *Safeguard Scientifics, Inc........................................  15,855    245,277
    Safety Insurance Group, Inc.......................................  11,618    492,371
    Salisbury Bancorp, Inc............................................     543     13,304
    Sandy Spring Bancorp, Inc.........................................  18,425    328,149
   *Savannah Bancorp, Inc. (The)......................................   1,441      8,286
    SCBT Financial Corp...............................................  11,580    428,923
    SeaBright Holdings, Inc...........................................  16,831    141,885
   *Seacoast Banking Corp. of Florida.................................   6,793      9,510
   *Security National Financial Corp. Class A.........................     817      2,132
    SEI Investments Co................................................ 109,730  2,324,081
    Selective Insurance Group, Inc....................................  42,719    737,330

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Shore Bancshares, Inc.............................................   3,114 $   16,473
    SI Financial Group, Inc...........................................   5,540     64,818
   *Siebert Financial Corp............................................   3,562      6,055
   #Sierra Bancorp....................................................   9,027     96,408
  #*Signature Bank....................................................  28,855  1,861,148
    Simmons First National Corp. Class A..............................  13,045    304,470
    SLM Corp.......................................................... 289,728  4,632,751
    Somerset Hills Bancorp............................................   1,508     12,969
    South Street Financial Corp.......................................     300      1,218
   *Southcoast Financial Corp.........................................   2,016      4,738
   *Southern Community Financial Corp.................................   5,725     18,034
   *Southern Connecticut Bancorp, Inc.................................     400        472
   *Southern First Bancshares, Inc....................................     957      8,029
    Southern Missouri Bancorp, Inc....................................     557     12,393
    Southern National Bancorp of Virginia, Inc........................     302      2,232
   #Southside Bancshares, Inc.........................................  13,333    278,131
   *Southwest Bancorp, Inc............................................  14,171    130,373
    Southwest Georgia Financial Corp..................................     863      7,422
  #*St. Joe Co. (The).................................................  68,568  1,160,856
    StanCorp Financial Group, Inc.....................................  33,855  1,007,525
    State Auto Financial Corp.........................................  29,559    383,380
    State Street Corp................................................. 139,475  5,632,000
    StellarOne Corp...................................................  17,391    232,865
    Sterling Bancorp..................................................  23,373    224,147
   #Stewart Information Services Corp.................................  14,271    243,606
  #*Stifel Financial Corp.............................................  42,273  1,272,417
   *Stratus Properties, Inc...........................................   2,912     24,315
  #*Suffolk Bancorp...................................................   6,421     83,473
    Summit State Bank.................................................   1,967     12,392
   *Sun Bancorp, Inc..................................................  25,291     74,356
    SunTrust Banks, Inc............................................... 310,288  7,338,311
    Susquehanna Bancshares, Inc....................................... 146,962  1,566,615
   *Sussex Bancorp....................................................     332      1,627
   *SVB Financial Group...............................................  34,738  2,008,204
   *SWS Group, Inc....................................................  12,800     73,344
    Symetra Financial Corp............................................  88,297  1,026,894
   #Synovus Financial Corp............................................ 552,065  1,048,924
    T. Rowe Price Group, Inc..........................................  46,595  2,830,646
  #*Taylor Capital Group, Inc.........................................  21,553    376,100
    TCF Financial Corp................................................ 127,826  1,320,443
   #TD Ameritrade Holding Corp........................................ 136,021  2,165,454
    Teche Holding Co..................................................     824     31,469
   *Tejon Ranch Co....................................................  12,442    323,368
    Territorial Bancorp, Inc..........................................   8,657    203,440
   #Teton Advisors, Inc. Class A......................................      29        374
  #*Texas Capital Bancshares, Inc.....................................  25,066  1,080,094
    TF Financial Corp.................................................   1,494     34,840
   *TFS Financial Corp................................................ 164,385  1,546,863
    Thomas Properties Group, Inc......................................  31,662    159,576
   *TIB Financial Corp................................................     222      2,429
   *Timberland Bancorp, Inc...........................................   1,600      8,288
   #Tompkins Financial Corp...........................................   9,465    371,596
   #Torchmark Corp....................................................  57,764  2,873,759
   *Tower Financial Corp..............................................     578      6,878
    Tower Group, Inc..................................................  30,957    577,038
   #TowneBank.........................................................  22,670    324,181
    Travelers Cos., Inc. (The)........................................ 118,337  7,413,813
   *Tree.com, Inc.....................................................   5,640     72,869
   #TriCo Bancshares..................................................  12,387    188,902
    TrustCo Bank Corp.................................................  73,297    403,866
   #Trustmark Corp....................................................  51,069  1,234,848

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
    U.S. Bancorp......................................................   508,644 $ 17,039,574
   #UMB Financial Corp................................................    31,911    1,533,643
   #Umpqua Holdings Corp..............................................    87,534    1,092,424
    Unico American Corp...............................................       100        1,000
    Union Bankshares, Inc.............................................       863       16,665
    Union First Market Bankshares Corp................................    19,303      294,757
   *United Bancshares, Inc. (909458101)...............................     1,036        9,469
   #United Bancshares, Inc. (909907107)...............................    39,168      912,614
    United Community Bancorp..........................................       151          911
   *United Community Banks, Inc.......................................    29,232      199,070
   *United Community Financial Corp...................................     5,432       14,449
    United Financial Bancorp, Inc.....................................    11,856      168,948
    United Fire Group, Inc............................................    21,736      426,026
  #*United Security Bancshares........................................     4,277       10,394
   *Unity Bancorp, Inc................................................     3,873       23,122
    Universal Insurance Holdings, Inc.................................    28,955       92,656
    Univest Corp. of Pennsylvania.....................................    13,428      213,639
    Unum Group........................................................   166,566    3,146,432
    Validus Holdings, Ltd.............................................    78,293    2,546,871
   #Valley National Bancorp...........................................   163,307    1,518,755
    ViewPoint Financial Group, Inc....................................    31,417      553,096
   *Virginia Commerce Bancorp, Inc....................................    23,984      193,551
   *Virtus Investment Partners, Inc...................................     1,826      152,873
    VIST Financial Corp...............................................     1,876       22,943
   #VSB Bancorp, Inc..................................................       169        1,798
   #Waddell & Reed Financial, Inc.....................................    53,907    1,568,155
   *Walker & Dunlop, Inc..............................................     2,144       27,100
    Washington Banking Co.............................................    11,996      167,704
    Washington Federal, Inc...........................................    84,231    1,341,800
    Washington Trust Bancorp, Inc.....................................    12,457      309,183
   *Waterstone Financial, Inc.........................................    11,972       39,867
    Wayne Savings Bancshares, Inc.....................................       955        8,108
    Webster Financial Corp............................................    69,284    1,421,708
    Wells Fargo & Co.................................................. 1,393,347   47,109,062
    WesBanco, Inc.....................................................    20,117      416,623
    West Bancorporation, Inc..........................................    12,521      126,963
   *West Coast Bancorp................................................    14,646      291,309
   #Westamerica Bancorporation........................................    17,480      804,080
   *Western Alliance Bancorp..........................................    65,500      603,910
    Westfield Financial, Inc..........................................    20,512      153,020
    Westwood Holdings Group, Inc......................................     4,281      159,467
    White River Capital, Inc..........................................       986       22,136
    Willis Group Holdings P.L.C.......................................    45,783    1,693,055
   *Wilshire Bancorp, Inc.............................................    54,356      344,617
   #Wintrust Financial Corp...........................................    28,556    1,048,291
  #*World Acceptance Corp.............................................     9,067      646,205
    WR Berkley Corp...................................................    81,195    2,974,173
   *WSB Holdings, Inc.................................................     1,227        3,374
    WSFS Financial Corp...............................................     1,418       58,748
    WVS Financial Corp................................................       803        6,456
    XL Group P.L.C....................................................   184,336    3,806,538
   *Yadkin Valley Financial Corp......................................     6,576       18,347
    Zions Bancorporation..............................................   145,233    2,643,241
   *ZipRealty, Inc....................................................    11,687       15,310
                                                                                 ------------
Total Financials......................................................            718,634,552
                                                                                 ------------
Health Care -- (9.8%)
   *Abaxis, Inc.......................................................     7,533      268,853
    Abbott Laboratories...............................................   291,394   19,322,336
  #*ABIOMED, Inc......................................................    20,235      456,299
   *Acadia Healthcare Co., Inc........................................     1,667       26,905

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Accuray, Inc......................................................  44,846 $   282,978
  #*Achillion Pharmaceuticals, Inc....................................   2,665      17,642
   *Acorda Therapeutics, Inc..........................................  24,875     598,741
   *Adcare Health Systems, Inc........................................   2,841      10,625
   *Addus HomeCare Corp...............................................   5,033      22,145
   *ADVENTRX Pharmaceuticals, Inc.....................................   9,644       6,124
    Aetna, Inc........................................................  95,807   3,454,800
  #*Affymax, Inc......................................................  23,828     386,728
   *Affymetrix, Inc...................................................  54,366     227,794
    Agilent Technologies, Inc.........................................  58,111   2,225,070
  #*Air Methods Corp..................................................   8,000     872,240
   *Akorn, Inc........................................................   9,885     135,128
   *Albany Molecular Research, Inc....................................  21,162      59,888
   *Alere, Inc........................................................  65,668   1,239,155
   *Alexion Pharmaceuticals, Inc......................................  34,740   3,642,489
   *Alexza Pharmaceuticals, Inc.......................................     487       1,534
   *Align Technology, Inc.............................................  48,154   1,635,310
   *Alkermes P.L.C....................................................  78,769   1,464,316
    Allergan, Inc.....................................................  57,362   4,707,699
   *Alliance HealthCare Services, Inc.................................  26,101      21,142
   *Allied Healthcare Products, Inc...................................   1,583       4,488
   *Allos Therapeutics, Inc...........................................  13,000      23,010
   *Allscripts Healthcare Solutions, Inc.............................. 114,167   1,050,336
   *Almost Family, Inc................................................   7,081     155,853
   *Alnylam Pharmaceuticals, Inc......................................  21,190     396,041
   *Alphatec Holdings, Inc............................................  40,201      70,754
   *AMAG Pharmaceuticals, Inc.........................................  13,289     205,714
   *Amedisys, Inc.....................................................  22,761     277,457
   *American Shared Hospital Services.................................     797       2,431
   *AMERIGROUP Corp...................................................  31,603   2,840,478
    AmerisourceBergen Corp............................................  68,769   2,730,129
    Amgen, Inc........................................................ 198,736  16,415,594
  #*Amicus Therapeutics, Inc..........................................   8,664      42,714
   *AMN Healthcare Services, Inc......................................  31,682     185,023
   *Amsurg Corp.......................................................  24,867     734,571
   *Amylin Pharmaceuticals, Inc.......................................  46,126   1,420,220
    Analogic Corp.....................................................   9,514     609,086
   *AngioDynamics, Inc................................................  18,665     205,502
   *Anika Therapeutics, Inc...........................................  10,332     125,534
   *ARCA Biopharma, Inc...............................................   2,210       1,061
   *Ariad Pharmaceuticals, Inc........................................  65,500   1,253,015
   *Arqule, Inc.......................................................  11,499      69,569
   *Array BioPharma, Inc..............................................  15,525      79,799
    Arrhythmia Research Technology, Inc...............................   1,150       3,416
   *ArthroCare Corp...................................................  16,928     500,730
    Assisted Living Concepts, Inc. Class A............................  14,914     208,945
   *Astex Pharmaceuticals, Inc........................................  33,366      82,748
  #*athenahealth, Inc.................................................  11,086   1,014,369
  #*AtriCure, Inc.....................................................   2,500      20,925
    Atrion Corp.......................................................   1,221     251,526
   *Authentidate Holding Corp.........................................     652         482
  #*AVEO Pharmaceuticals, Inc.........................................   1,372      17,973
    Bard (C.R.), Inc..................................................  18,913   1,839,478
   #Baxter International, Inc.........................................  99,104   5,798,575
   #Becton Dickinson & Co.............................................  37,255   2,820,576
   *Bioanalytical Systems, Inc........................................     400         414
   *BioClinica, Inc...................................................   9,268      48,194
   *BioCryst Pharmaceuticals, Inc.....................................   9,125      40,515
   *Biogen Idec, Inc..................................................  38,757   5,651,933
  #*BioMarin Pharmaceutical, Inc......................................  69,676   2,737,570
   *BioMimetic Therapeutics, Inc......................................   4,613      15,684

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Bio-Rad Laboratories, Inc. Class A................................  18,214 $ 1,752,369
   *Bio-Rad Laboratories, Inc. Class B................................   1,562     151,811
   *Bio-Reference Labs, Inc...........................................  17,500     433,125
   *BioScrip, Inc.....................................................  43,552     276,991
  #*BioSpecifics Technologies Corp....................................     900      16,263
   *Boston Scientific Corp............................................ 840,367   4,344,697
   *Bovie Medical Corp................................................   7,222      16,683
    Bristol-Myers Squibb Co........................................... 298,487  10,626,137
  #*Brookdale Senior Living, Inc......................................  94,587   1,556,902
  #*Bruker Corp....................................................... 104,735   1,237,968
   *Cambrex Corp......................................................  22,242     205,294
    Cantel Medical Corp...............................................  17,349     453,156
   *Capital Senior Living Corp........................................  21,903     246,190
   *Cardica, Inc......................................................   1,700       3,247
   #Cardinal Health, Inc..............................................  91,267   3,932,695
   *CardioNet, Inc....................................................  14,724      28,712
   *CareFusion Corp................................................... 130,243   3,179,232
   *CAS Medical Systems, Inc..........................................   2,600       4,342
   *Catamaran Corp....................................................  19,964   1,687,157
   *Celgene Corp......................................................  80,949   5,541,769
   *Celldex Therapeutics, Inc.........................................  36,352     187,940
  #*Celsion Corp......................................................   3,000       9,930
  #*Centene Corp......................................................  33,939   1,291,040
  #*Cepheid, Inc......................................................  19,561     626,734
  #*Cerner Corp.......................................................  38,254   2,827,736
  #*Cerus Corp........................................................   7,947      24,000
   *Charles River Laboratories International, Inc.....................  37,269   1,268,264
   #Chemed Corp.......................................................  12,000     753,240
   *Chindex International, Inc........................................   8,632      90,204
    Cigna Corp........................................................ 148,824   5,994,631
   *Codexis, Inc......................................................   5,607      17,270
   *Columbia Laboratories, Inc........................................   3,090       2,561
   *CombiMatrix Corp..................................................   1,786       1,273
   *Community Health Systems, Inc.....................................  72,462   1,783,290
    Computer Programs & Systems, Inc..................................   2,569     127,166
  #*Conceptus, Inc....................................................  18,494     343,619
    CONMED Corp.......................................................  22,248     610,485
   *Conmed Healthcare Management, Inc.................................   2,385       9,349
    Cooper Cos., Inc. (The)...........................................  37,585   2,828,647
   *Cornerstone Therapeutics, Inc.....................................   1,213       9,340
   *Corvel Corp.......................................................   5,006     230,977
  #*Covance, Inc......................................................  34,237   1,607,085
   #Coventry Health Care, Inc.........................................  83,985   2,799,220
    Covidien P.L.C....................................................  74,451   4,160,322
   *Cross Country Healthcare, Inc.....................................  21,023      95,865
   *CryoLife, Inc.....................................................  18,567     103,233
  #*Cubist Pharmaceuticals, Inc.......................................  38,514   1,658,413
  #*Cumberland Pharmaceuticals, Inc...................................  14,360      87,596
  #*Curis, Inc........................................................     600       2,904
   *Cutera, Inc.......................................................   9,725      66,519
   *Cyberonics, Inc...................................................  10,668     461,924
   *Cynosure, Inc. Class A............................................   6,883     172,350
   *Cytokinetics, Inc.................................................  14,824      10,288
  #*Cytori Therapeutics, Inc..........................................   2,936       7,692
   *DaVita, Inc.......................................................  24,818   2,442,588
    Daxor Corp........................................................   2,013      18,047
   #DENTSPLY International, Inc.......................................  40,741   1,480,528
   *Depomed, Inc......................................................  32,692     180,460
   *Digirad Corp......................................................   9,575      19,150
   *Durect Corp.......................................................  18,393      19,497
   *DUSA Pharmaceuticals, Inc.........................................   8,613      47,113

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Dyax Corp.........................................................  24,678 $   65,397
   *Dynacq Healthcare, Inc............................................   2,500      1,535
   *Edwards Lifesciences Corp.........................................  31,200  3,157,440
    Eli Lilly & Co.................................................... 183,590  8,083,468
   *Emergent Biosolutions, Inc........................................  26,727    390,481
   *Emeritus Corp.....................................................  25,839    437,971
   *Endo Health Solutions, Inc........................................  89,837  2,670,854
   *Endocyte, Inc.....................................................  12,620     97,048
   *Endologix, Inc....................................................   8,961    105,292
    Ensign Group, Inc. (The)..........................................  16,398    459,964
   *EnteroMedics, Inc.................................................     100        332
   *Enzo Biochem, Inc.................................................  23,675     35,513
   *Enzon Pharmaceuticals, Inc........................................  37,076    245,814
   *Exact Sciences Corp...............................................   1,550     15,888
   *Exactech, Inc.....................................................   9,881    163,531
   *ExamWorks Group, Inc..............................................   2,797     36,501
   *Express Scripts Holding Co........................................ 140,991  8,169,019
   *Five Star Quality Care, Inc.......................................  34,191    122,062
   *Forest Laboratories, Inc.......................................... 156,392  5,246,952
   *Furiex Pharmaceuticals, Inc.......................................   6,522    125,353
  #*Genomic Health, Inc...............................................   3,878    130,184
   *Gen-Probe, Inc....................................................  28,122  2,325,408
   *Gentiva Health Services, Inc......................................  23,465    156,277
   *GenVec, Inc.......................................................     183        364
  #*Geron Corp........................................................  21,319     36,669
   *Gilead Sciences, Inc.............................................. 138,452  7,522,097
   *Greatbatch, Inc...................................................  18,295    417,675
   *GTx, Inc..........................................................   8,205     28,882
   *Haemonetics Corp..................................................  15,962  1,147,827
   *Hanger, Inc.......................................................  26,861    692,208
   *Harvard Bioscience, Inc...........................................  18,001     66,604
   *HCA Holdings, Inc.................................................  13,279    351,628
   *Health Management Associates, Inc. Class A........................ 175,552  1,155,132
   *Health Net, Inc...................................................  61,334  1,350,575
   *HealthSouth Corp..................................................  49,567  1,110,301
   *HealthStream, Inc.................................................  10,500    293,370
   *Healthways, Inc...................................................  24,269    272,055
  #*Henry Schein, Inc.................................................  28,322  2,118,769
    Hill-Rom Holdings, Inc............................................  37,708    986,064
   *Hi-Tech Pharmacal Co., Inc........................................   7,700    264,572
   *HMS Holdings Corp.................................................  28,480    979,997
  #*Hologic, Inc...................................................... 156,399  2,896,509
  #*Hospira, Inc......................................................  92,897  3,228,171
    Humana, Inc.......................................................  56,222  3,463,275
   *ICU Medical, Inc..................................................   9,285    495,169
  #*Idenix Pharmaceuticals, Inc.......................................  25,499    258,305
   *Idera Pharmaceuticals, Inc........................................  12,837     13,094
  #*IDEXX Laboratories, Inc...........................................  13,105  1,155,468
   *Illumina, Inc.....................................................  25,206  1,045,293
  #*Immunomedics, Inc.................................................  17,369     60,097
   *Impax Laboratories, Inc...........................................  42,068    934,751
  #*Incyte Corp.......................................................  80,183  2,003,773
  #*Infinity Pharmaceuticals, Inc.....................................  11,703    204,334
   *Integra LifeSciences Holdings Corp................................  16,900    649,974
   *IntegraMed America, Inc...........................................   9,492    132,224
  #*Intuitive Surgical, Inc...........................................   7,084  3,410,946
    Invacare Corp.....................................................  21,668    305,302
   *IPC The Hospitalist Co............................................  10,254    440,922
   *Iridex Corp.......................................................   4,016     13,413
   *IRIS International, Inc...........................................  11,087    115,194
   *Jazz Pharmaceuticals P.L.C........................................  35,774  1,719,656

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Johnson & Johnson................................................. 536,583 $37,142,275
    Kewaunee Scientific Corp..........................................   1,352      16,008
   *Kindred Healthcare, Inc...........................................  32,837     310,966
  #*K-V Pharmaceutical Co. Class A....................................  17,927       6,006
   *K-V Pharmaceutical Co. Class B....................................   3,153       1,781
  #*Laboratory Corp. of America Holdings..............................  24,147   2,030,521
    Landauer, Inc.....................................................   3,484     198,449
   *Lannet Co., Inc...................................................  17,067      80,727
   *LCA-Vision, Inc...................................................   8,304      29,313
    LeMaitre Vascular, Inc............................................   8,529      53,733
   *LHC Group, Inc....................................................  14,273     255,344
   *Life Technologies Corp............................................ 104,867   4,601,564
   *LifePoint Hospitals, Inc..........................................  38,063   1,450,962
  #*Lincare Holdings, Inc.............................................  53,111   2,198,795
   *Luminex Corp......................................................  25,808     442,091
   *Magellan Health Services, Inc.....................................  21,523   1,037,409
  #*Masimo Corp.......................................................  22,018     493,203
   *Maxygen, Inc......................................................  18,827     113,527
    McKesson Corp.....................................................  49,595   4,499,754
   *MedAssets, Inc....................................................  45,521     600,422
   *MedCath Corp......................................................  11,283      87,105
   *Medical Action Industries, Inc....................................  11,743      40,866
   *Medicines Co. (The)...............................................  34,501     863,905
   *MediciNova, Inc...................................................   1,657       2,734
    Medicis Pharmaceutical Corp. Class A..............................  36,850   1,213,102
   *Medidata Solutions, Inc...........................................   9,417     333,456
   *Medivation, Inc...................................................  22,109   2,204,267
  #*MEDNAX, Inc.......................................................  38,368   2,537,276
   *Medtox Scientific, Inc............................................   5,280     142,560
   #Medtronic, Inc.................................................... 179,623   7,080,739
    Merck & Co., Inc.................................................. 801,185  35,388,341
  #*Merge Healthcare, Inc.............................................  17,390      51,474
   *Merit Medical Systems, Inc........................................  33,014     446,019
   *Metropolitan Health Networks, Inc.................................  26,703     225,106
  #*Mettler Toledo International, Inc.................................   8,100   1,253,880
   *Misonix, Inc......................................................   2,220       5,372
   *MModal, Inc.......................................................  21,405     306,520
   *Molina Healthcare, Inc............................................  36,500     890,965
   *Momenta Pharmaceuticals, Inc......................................  39,027     554,964
   *MWI Veterinary Supply, Inc........................................   7,765     707,314
   *Mylan, Inc........................................................ 188,896   4,350,275
   *Myrexis, Inc......................................................  16,233      41,394
  #*Myriad Genetics, Inc..............................................  53,511   1,329,748
   *Nabi Biopharmaceuticals...........................................  11,200      18,144
  #*Nanosphere, Inc...................................................  12,030      35,849
    National Healthcare Corp..........................................  10,615     463,557
    National Research Corp............................................   3,887     195,594
   *Natus Medical, Inc................................................  23,897     295,367
   *Neogen Corp.......................................................   7,925     304,875
  #*Neuralstem, Inc...................................................  11,052      10,057
   *Neurocrine Biosciences, Inc.......................................   9,250      70,300
  #*Novavax, Inc......................................................   8,202      18,290
  #*NuPathe, Inc......................................................   3,415      13,284
   *NuVasive, Inc.....................................................  32,478     678,465
   *Obagi Medical Products, Inc.......................................  11,200     171,808
   #Omnicare, Inc.....................................................  88,236   2,771,493
   *Omnicell, Inc.....................................................  25,168     328,442
  #*OncoGenex Pharmaceutical, Inc.....................................   1,100      15,356
  #*Onyx Pharmaceuticals, Inc.........................................  39,116   2,932,527
   *OraSure Technologies, Inc.........................................  21,612     229,303
   *Orexigen Therapeutics, Inc........................................  41,820     206,173

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Health Care -- (Continued)
   *Orthofix International N.V........................................    11,571 $   474,527
  #*Osiris Therapeutics, Inc..........................................     7,871      68,635
   #Owens & Minor, Inc................................................    44,963   1,268,406
   *Pain Therapeutics, Inc............................................    19,386      71,340
   *Palomar Medical Technologies, Inc.................................    13,902     111,355
   *Par Pharmaceutical Cos., Inc......................................    23,048   1,151,478
   *PAREXEL International Corp........................................    37,527   1,032,743
   #Patterson Cos., Inc...............................................    65,693   2,240,131
   *PDI, Inc..........................................................    10,163      72,970
   #PDL BioPharma, Inc................................................    86,921     590,194
    PerkinElmer, Inc..................................................    89,799   2,294,364
   *Pernix Therapeutics Holdings, Inc.................................     2,907      22,151
   #Perrigo Co........................................................    21,485   2,449,720
    Pfizer, Inc....................................................... 2,055,720  49,419,509
   *PharMerica Corp...................................................    19,097     196,508
  #*PhotoMedex, Inc...................................................     1,214      16,862
   *Pozen, Inc........................................................    20,954     132,220
   *Progenics Pharmaceuticals, Inc....................................    20,400     106,284
   *ProPhase Labs, Inc................................................     3,827       4,707
   *Providence Service Corp. (The)....................................     9,771     126,046
   *pSivida Corp......................................................     6,147      16,966
  #*PSS World Medical, Inc............................................    31,637     660,897
    Psychemedics Corp.................................................       400       4,356
   #Quality Systems, Inc..............................................    17,060     275,690
   #Quest Diagnostics, Inc............................................    52,406   3,062,083
  #*Questcor Pharmaceuticals, Inc.....................................    23,945     882,852
  #*Quidel Corp.......................................................    20,646     323,523
   *RadNet, Inc.......................................................    17,856      41,783
   *Regeneron Pharmaceuticals, Inc....................................    26,202   3,528,099
   *Repligen Corp.....................................................    21,036      84,565
  #*ResMed, Inc.......................................................    42,135   1,329,781
   *Retractable Technologies, Inc.....................................     2,700       2,768
   *Rigel Pharmaceuticals, Inc........................................    43,263     473,297
   *Rochester Medical Corp............................................     7,672      76,567
  #*Rockwell Medical, Inc.............................................     3,676      33,158
   *RTI Biologics, Inc................................................    40,507     144,205
  #*Salix Pharmaceuticals, Ltd........................................    36,039   1,615,268
  #*Sangamo Biosciences, Inc..........................................     9,721      51,132
   *Santarus, Inc.....................................................    24,599     178,835
   *SciClone Pharmaceuticals, Inc.....................................    42,194     242,616
  #*Seattle Genetics, Inc.............................................    36,500     954,840
  #*Select Medical Holdings Corp......................................   109,962   1,171,095
   *Sirona Dental Systems, Inc........................................    34,432   1,488,495
   *Skilled Healthcare Group, Inc. Class A............................    12,856      69,808
   *Solta Medical, Inc................................................    45,224     147,882
   *Somaxon Pharmaceuticals, Inc......................................     2,500         900
    Span-American Medical System, Inc.................................     1,628      27,676
   *Spectranetics Corp................................................    16,764     197,815
  #*Spectrum Pharmaceuticals, Inc.....................................    34,788     486,684
    St. Jude Medical, Inc.............................................    59,813   2,234,614
   *Staar Surgical Co.................................................     7,839      40,292
   *Stereotaxis, Inc..................................................     1,899       3,513
   #STERIS Corp.......................................................    36,376   1,096,009
   *Strategic Diagnostics, Inc........................................     6,364       8,464
    Stryker Corp......................................................    49,385   2,569,502
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,466      30,163
   *Sun Healthcare Group, Inc.........................................    13,160     110,018
   *SunLink Health Systems, Inc.......................................     2,605       2,918
  #*Sunrise Senior Living, Inc........................................    34,438     230,046
   *SurModics, Inc....................................................    12,866     205,084
   *Symmetry Medical, Inc.............................................    28,391     220,030

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   *Synageva BioPharma Corp...........................................   1,936 $     96,916
  #*Synta Pharmaceuticals Corp........................................   4,683       34,420
   *Targacept, Inc....................................................   1,302        5,625
   *Team Health Holdings, Inc.........................................  33,703      899,870
    Techne Corp.......................................................  22,961    1,586,146
    Teleflex, Inc.....................................................  32,088    2,045,289
   *Tenet Healthcare Corp............................................. 326,074    1,506,462
   *Theragenics Corp..................................................   4,600        8,464
  #*Theravance, Inc...................................................   4,049      117,947
    Thermo Fisher Scientific, Inc..................................... 103,686    5,772,200
   *Thoratec Corp.....................................................  37,012    1,269,882
   *Tornier NV........................................................   4,016       87,629
   *TranS1, Inc.......................................................  15,978       39,945
  #*Transcept Pharmaceuticals, Inc....................................   9,901       60,297
   *Triple-S Management Corp. Class B.................................  15,140      275,851
    U.S. Physical Therapy, Inc........................................   7,417      190,394
   *United Therapeutics Corp..........................................  34,678    1,899,661
    UnitedHealth Group, Inc........................................... 245,508   12,543,004
   *Universal American Corp...........................................  60,606      543,030
    Universal Health Services, Inc. Class B...........................  68,832    2,689,955
   *Urologix, Inc.....................................................     800          752
   *Uroplasty, Inc....................................................   2,100        8,169
    Utah Medical Products, Inc........................................   2,367       80,147
  #*Varian Medical Systems, Inc.......................................  26,241    1,432,234
   *Vascular Solutions, Inc...........................................  10,130      135,134
  #*VCA Antech, Inc...................................................  68,985    1,255,527
   *Vertex Pharmaceuticals, Inc.......................................  41,656    2,020,733
   *Vical, Inc........................................................  37,310      129,093
  #*ViroPharma, Inc...................................................  53,323    1,157,642
  #*Vivus, Inc........................................................   5,793      121,827
   *Warner Chilcott P.L.C.............................................  43,436      738,412
   *Waters Corp.......................................................  20,484    1,587,100
   *Watson Pharmaceuticals, Inc.......................................  72,376    5,633,024
  #*WellCare Health Plans, Inc........................................  26,606    1,724,601
    WellPoint, Inc....................................................  94,098    5,014,482
    West Pharmaceutical Services, Inc.................................  24,794    1,234,245
  #*Wizzard Software Corp.............................................   5,042       17,647
   *Wright Medical Group, Inc.........................................  30,955      577,001
   *XenoPort, Inc.....................................................  22,266      175,456
    Young Innovations, Inc............................................   5,983      215,926
   *Zalicus, Inc......................................................  18,702       19,824
    Zimmer Holdings, Inc.............................................. 100,495    5,922,170
                                                                               ------------
Total Health Care.....................................................          506,222,234
                                                                               ------------
Industrials -- (11.3%)
    3M Co............................................................. 119,041   10,860,110
    A.O. Smith Corp...................................................  30,911    1,527,622
   *A.T. Cross Co. Class A............................................   4,565       43,961
  #*A123 Systems, Inc.................................................  71,376       31,405
   #AAON, Inc.........................................................  14,832      270,981
    AAR Corp..........................................................  28,004      397,937
   #ABM Industries, Inc...............................................  42,325      787,245
   *Acacia Research Corp..............................................  18,893      534,861
  #*ACCO Brands Corp..................................................  58,601      496,350
   *Accuride Corp.....................................................  11,514       59,758
    Aceto Corp........................................................  20,135      176,785
   #Acorn Energy, Inc.................................................  10,523       91,340
   *Active Power, Inc.................................................   1,800        1,512
   #Actuant Corp. Class A.............................................  53,849    1,532,543
   #Acuity Brands, Inc................................................  26,455    1,532,803
   *Adept Technology, Inc.............................................   6,777       26,701

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
  #*Advisory Board Co. (The)..........................................  13,400 $  602,866
   *AECOM Technology Corp.............................................  89,469  1,450,292
   *Aegion Corp.......................................................  29,608    515,179
   *AeroCentury Corp..................................................     691      7,601
   *Aerosonic Corp....................................................     400      1,480
   *Aerovironment, Inc................................................  13,074    305,409
   *AGCO Corp.........................................................  55,624  2,438,556
   *Air Transport Services Group, Inc.................................  48,628    234,873
    Aircastle, Ltd....................................................  39,578    468,208
    Alamo Group, Inc..................................................   9,385    268,693
   *Alaska Air Group, Inc.............................................  55,094  1,920,026
    Albany International Corp. Class A................................  21,178    379,086
   *Allegiant Travel Co...............................................  12,084    858,689
    Alliant Techsystems, Inc..........................................  24,471  1,133,497
  o*Allied Defense Group, Inc. (The)..................................   3,200     17,120
   #Allied Motion Technologies, Inc...................................   5,004     29,273
    Altra Holdings, Inc...............................................  20,360    336,347
    Amerco, Inc.......................................................  15,034  1,404,176
   *Ameresco, Inc. Class A............................................  18,814    228,778
   *American Railcar Industries, Inc..................................  16,617    505,655
   *American Reprographics Co.........................................  33,435    146,111
    American Science & Engineering, Inc...............................   5,359    305,677
   *American Superconductor Corp......................................   1,986      7,368
   *American Woodmark Corp............................................  10,847    180,820
    AMETEK, Inc.......................................................  70,834  2,195,854
    Ampco-Pittsburgh Corp.............................................   7,042    110,630
   *AMREP Corp........................................................   2,800     17,010
    Apogee Enterprises, Inc...........................................  22,063    357,200
    Applied Industrial Technologies, Inc..............................  28,191  1,047,578
    Argan, Inc........................................................   8,646    136,693
    Arkansas Best Corp................................................  18,876    258,412
   #Armstrong World Industries, Inc...................................  34,655  1,339,416
   *Arotech Corp......................................................     901        793
  #*Ascent Solar Technologies, Inc....................................  14,292     15,007
  #*Asset Acceptance Capital Corp.....................................  20,077    117,049
    Asta Funding, Inc.................................................   9,299     86,667
   *Astec Industries, Inc.............................................  17,259    503,963
   *Astronics Corp....................................................   5,312    159,785
  #*Astronics Corp. Class B...........................................     760     22,420
   *Atlas Air Worldwide Holdings, Inc.................................  20,530    931,241
   *Avalon Holding Corp. Class A......................................     500      1,805
    Avery Dennison Corp...............................................  81,717  2,516,066
   *Avis Budget Group, Inc............................................  83,046  1,193,371
    AZZ, Inc..........................................................  17,066    524,097
   *Babcock & Wilcox Co. (The)........................................  74,802  1,877,530
    Baltic Trading, Ltd...............................................   2,517      8,004
    Barnes Group, Inc.................................................  42,695  1,018,703
    Barrett Business Services, Inc....................................   7,132    186,288
   *BE Aerospace, Inc.................................................  54,163  2,124,814
  #*Beacon Roofing Supply, Inc........................................  34,660    918,837
   #Belden, Inc.......................................................  28,620    919,561
   *Blount International, Inc.........................................  18,483    262,828
   *BlueLinx Holdings, Inc............................................  19,016     40,884
    Boeing Co. (The).................................................. 124,488  9,200,908
   #Brady Corp. Class A...............................................  37,578    996,944
   *Breeze-Eastern Corp...............................................   4,762     33,334
   #Briggs & Stratton Corp............................................  37,873    660,505
   #Brink's Co. (The).................................................  25,884    600,509
   *Broadwind Energy, Inc.............................................   4,883      1,302
   *Builders FirstSource, Inc.........................................  59,666    214,798
    C.H. Robinson Worldwide, Inc......................................  37,943  2,005,288

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *CAI International, Inc............................................  14,701 $  304,017
    Carlisle Cos., Inc................................................  40,715  2,055,700
    Cascade Corp......................................................   8,670    408,444
   *Casella Waste Systems, Inc. Class A...............................  19,206     96,990
    Caterpillar, Inc.................................................. 116,770  9,833,202
   *CBIZ, Inc.........................................................  37,437    198,042
    CDI Corp..........................................................  14,605    236,017
   #CECO Environmental Corp...........................................   8,301     66,408
    Celadon Group, Inc................................................  17,866    266,739
  #*Cenveo, Inc.......................................................  12,819     24,228
    Ceradyne, Inc.....................................................  18,280    402,160
   *Champion Industries, Inc..........................................   2,518        648
   *Chart Industries, Inc.............................................  18,788  1,218,590
    Chicago Rivet & Machine Co........................................     474      8,987
   #Cintas Corp.......................................................  87,943  3,485,181
    CIRCOR International, Inc.........................................  12,979    399,623
    CLAROC, Inc.......................................................  31,032  1,500,397
  #*Clean Harbors, Inc................................................  33,210  2,010,533
   *CNH Global NV.....................................................  45,165  1,721,690
    Coleman Cable, Inc................................................   5,248     45,500
  #*Colfax Corp.......................................................  33,989    983,642
   *Columbus McKinnon Corp............................................  15,200    223,592
    Comfort Systems USA, Inc..........................................  27,756    271,731
   *Command Security Corp.............................................   4,000      4,360
   *Commercial Vehicle Group, Inc.....................................  13,542    104,409
    CompX International, Inc..........................................   1,315     16,885
   *Consolidated Graphics, Inc........................................   7,800    184,938
    Con-way, Inc......................................................  41,925  1,493,369
    Cooper Industries P.L.C...........................................  53,528  3,847,593
   *Copart, Inc.......................................................  76,454  1,816,547
   #Corporate Executive Board Co. (The)...............................  12,607    581,561
    Corrections Corp. of America......................................  78,836  2,450,223
    Courier Corp......................................................   8,848     98,390
    Covanta Holding Corp.............................................. 106,183  1,824,224
   *Covenant Transportation Group, Inc. Class A.......................   6,622     32,911
   *CPI Aerostructures, Inc...........................................   4,216     47,852
   *CRA International, Inc............................................   6,991    108,291
    Crane Co..........................................................  35,223  1,373,697
    CSX Corp.......................................................... 285,101  6,540,217
    Cubic Corp........................................................  16,541    800,088
    Cummins, Inc......................................................  38,005  3,644,680
    Curtiss-Wright Corp...............................................  35,923  1,076,612
   #Danaher Corp......................................................  96,779  5,110,899
    Deere & Co........................................................  74,611  5,731,617
   *Delta Air Lines, Inc.............................................. 202,355  1,952,726
   #Deluxe Corp.......................................................  32,009    906,495
   *DigitalGlobe, Inc.................................................  31,196    607,386
   *Dolan Co. (The)...................................................  21,986    107,292
   *Dollar Thrifty Automotive Group, Inc..............................  17,364  1,291,882
   #Donaldson Co., Inc................................................  34,002  1,160,488
   #Douglas Dynamics, Inc.............................................  16,795    224,549
    Dover Corp........................................................ 103,568  5,641,349
   *Ducommun, Inc.....................................................   8,364     82,469
   #Dun & Bradstreet Corp. (The)......................................  30,008  2,406,342
   *DXP Enterprises, Inc..............................................   8,878    392,408
   *Dycom Industries, Inc.............................................  25,810    449,610
    Dynamic Materials Corp............................................   9,967    166,549
  #*Eagle Bulk Shipping, Inc..........................................   5,847     16,956
   #Eastern Co. (The).................................................   2,746     49,016
   #Eaton Corp........................................................  88,566  3,882,733
  #*Echo Global Logistics, Inc........................................  12,582    226,979

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
    Ecology & Environment, Inc. Class A...............................     1,746 $    21,039
   #EMCOR Group, Inc..................................................    52,616   1,385,379
    Emerson Electric Co...............................................   129,001   6,162,378
   *Encore Capital Group, Inc.........................................    19,400     543,200
    Encore Wire Corp..................................................    17,919     490,981
  #*Energy Recovery, Inc..............................................    31,423      70,702
   *EnergySolutions, Inc..............................................     6,291      10,443
   *EnerNOC, Inc......................................................    11,348      71,946
   *EnerSys...........................................................    37,756   1,289,367
   *Engility Holdings, Inc............................................     9,547     139,386
    Ennis, Inc........................................................    20,180     289,381
   *EnPro Industries, Inc.............................................    16,022     552,278
    EnviroStar, Inc...................................................       100         134
   #Equifax, Inc......................................................    52,195   2,444,814
    ESCO Technologies, Inc............................................    21,042     757,722
    Espey Manufacturing & Electronics Corp............................     1,389      39,642
   *Esterline Technologies Corp.......................................    24,143   1,417,677
   *Excel Maritime Carriers, Ltd......................................    29,839      12,831
    Exelis, Inc.......................................................   133,193   1,252,014
    Expeditors International of Washington, Inc.......................    50,496   1,796,143
   *Exponent, Inc.....................................................     8,434     435,953
    Fastenal Co.......................................................    64,873   2,797,324
   *Federal Signal Corp...............................................    47,618     269,994
    FedEx Corp........................................................    81,870   7,392,861
   *Flow International Corp...........................................    31,986     102,355
    Flowserve Corp....................................................    14,955   1,794,301
    Fluor Corp........................................................    54,753   2,714,654
  #*Fortune Brands Home & Security, Inc...............................   123,577   2,733,523
    Forward Air Corp..................................................    18,256     610,846
   *Franklin Covey Co.................................................    11,411     118,789
    Franklin Electric Co., Inc........................................    14,612     824,263
    FreightCar America, Inc...........................................     8,977     182,592
   *Frozen Food Express Industries....................................     7,185      10,921
  #*FTI Consulting, Inc...............................................    31,515     804,578
   *Fuel Tech, Inc....................................................    16,148      84,535
   *Furmanite Corp....................................................    22,194      99,429
    G & K Services, Inc. Class A......................................    14,779     465,686
    Gardner Denver, Inc...............................................    12,475     710,826
    GATX Corp.........................................................    36,179   1,522,051
   *Genco Shipping & Trading, Ltd.....................................    27,179      58,707
   *Gencor Industries, Inc............................................     2,365      18,045
  #*GenCorp, Inc......................................................    35,869     303,093
  #*Generac Holdings, Inc.............................................    41,326     943,059
   *General Cable Corp................................................    39,100   1,021,683
    General Dynamics Corp.............................................    84,038   5,331,371
    General Electric Co............................................... 2,924,433  60,681,985
  #*Genesee & Wyoming, Inc. Class A...................................    25,745   1,597,735
  #*Geo Group, Inc. (The).............................................    47,816   1,105,506
   *GeoEye, Inc.......................................................    15,922     404,896
   *Gibraltar Industries, Inc.........................................    22,979     218,760
    Global Power Equipment Group, Inc.................................    10,773     221,385
    Gorman-Rupp Co. (The).............................................    12,925     358,798
   *GP Strategies Corp................................................    14,131     241,781
    Graco, Inc........................................................    22,634   1,038,448
  #*GrafTech International, Ltd.......................................   108,069   1,129,321
    Graham Corp.......................................................     6,039     102,965
    Granite Construction, Inc.........................................    29,500     764,050
    Great Lakes Dredge & Dock Corp....................................    46,021     328,130
   *Greenbrier Cos., Inc..............................................    20,094     327,532
    Griffon Corp......................................................    46,431     408,128
   *H&E Equipment Services, Inc.......................................    27,637     390,234

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Hardinge, Inc.....................................................   7,511 $   68,500
   *Harsco Corp.......................................................  63,471  1,348,759
   *Hawaiian Holdings, Inc............................................  38,284    243,869
   #Healthcare Services Group, Inc....................................  14,998    325,157
   #Heartland Express, Inc............................................  54,515    757,758
   #HEICO Corp........................................................  12,887    459,937
    HEICO Corp. Class A...............................................  19,228    566,841
    Heidrick & Struggles International, Inc...........................  13,109    175,398
  #*Heritage-Crystal Clean, Inc.......................................   4,417     77,209
    Herman Miller, Inc................................................  28,082    513,901
   *Hertz Global Holdings, Inc........................................ 248,178  2,794,484
   *Hexcel Corp.......................................................  62,813  1,462,915
   *Hill International, Inc...........................................  26,258    102,144
   #HNI Corp..........................................................  27,207    722,890
    Honeywell International, Inc...................................... 126,948  7,369,331
    Houston Wire & Cable Co...........................................  10,446    119,607
   *Hub Group, Inc. Class A...........................................  23,321    693,800
    Hubbell, Inc. Class A.............................................   4,100    321,317
    Hubbell, Inc. Class B.............................................  27,464  2,259,738
   *Hudson Global, Inc................................................  23,996    109,182
  #*Huntington Ingalls Industries, Inc................................  30,518  1,189,897
   *Hurco Cos., Inc...................................................   4,568     93,187
   *Huron Consulting Group, Inc.......................................  13,688    461,012
   *Huttig Building Products, Inc.....................................   2,588      3,106
   *ICF International, Inc............................................  14,951    367,346
   #IDEX Corp.........................................................  65,571  2,501,534
   *IHS, Inc..........................................................  12,248  1,350,587
  #*II-VI, Inc........................................................  37,781    658,901
    Illinois Tool Works, Inc..........................................  85,677  4,655,688
    Ingersoll-Rand P.L.C.............................................. 174,920  7,418,357
  #*InnerWorkings, Inc................................................  28,529    342,063
   *Innotrac Corp.....................................................   1,251      1,977
   *Innovative Solutions & Support, Inc...............................  10,181     34,615
    Insperity, Inc....................................................  16,136    423,409
    Insteel Industries, Inc...........................................  12,791    127,398
   *Integrated Electrical Services, Inc...............................   5,698     16,353
   *Interface, Inc....................................................  50,093    664,233
   *Interline Brands, Inc.............................................  23,772    603,333
    International Shipholding Corp....................................   3,805     70,316
    Intersections, Inc................................................  12,879    183,397
   #Iron Mountain, Inc................................................  67,554  2,175,914
   #ITT Corp..........................................................  71,918  1,347,743
   #J.B. Hunt Transport Services, Inc.................................  26,098  1,435,912
  #*Jacobs Engineering Group, Inc.....................................  73,567  2,837,479
  #*JetBlue Airways Corp.............................................. 224,723  1,238,224
    John Bean Technologies Corp.......................................  17,119    250,793
    Joy Global, Inc...................................................  26,743  1,389,031
   *Kadant, Inc.......................................................   7,600    157,396
    Kaman Corp........................................................  16,595    540,665
    Kansas City Southern..............................................  54,035  3,933,748
  #*KAR Auction Services, Inc.........................................  63,728  1,020,285
    Kaydon Corp.......................................................  25,104    529,694
    KBR, Inc..........................................................  85,533  2,244,386
    Kelly Services, Inc. Class A......................................  26,180    310,495
    Kelly Services, Inc. Class B......................................     319      4,094
    Kennametal, Inc...................................................  62,207  2,295,438
   *Key Technology, Inc...............................................   3,418     30,796
   *Kforce, Inc.......................................................  28,502    329,768
    Kimball International, Inc. Class B...............................  20,467    191,366
  #*Kirby Corp........................................................  34,086  1,798,718
   #Knight Transportation, Inc........................................  50,131    768,508

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Knoll, Inc........................................................  29,094 $  398,297
   *Korn/Ferry International..........................................  36,207    476,484
   *Kratos Defense & Security Solutions, Inc..........................  20,641    116,622
    KSW, Inc..........................................................   3,377     12,698
    L.B. Foster Co. Class A...........................................   7,772    229,973
    L.S. Starrett Co. Class A (The)...................................   4,692     54,756
    L-3 Communications Holdings, Inc..................................  57,282  4,060,721
   #Landstar System, Inc..............................................  16,658    823,072
    Lawson Products, Inc..............................................   5,743     55,822
   *Layne Christensen Co..............................................  14,549    306,984
    Lennox International, Inc.........................................  31,139  1,359,840
    Lincoln Electric Holdings, Inc....................................  52,320  2,086,522
    Lindsay Corp......................................................   7,881    558,763
   *LMI Aerospace, Inc................................................   8,653    156,014
   #Lockheed Martin Corp..............................................  50,159  4,477,694
    LSI Industries, Inc...............................................  17,359    111,966
   *Luna Innovations, Inc.............................................      90        124
   *Lydall, Inc.......................................................  12,907    164,693
   *Magnetek, Inc.....................................................     590      9,340
   *Manitex International, Inc........................................   2,000     16,560
    Manitowoc Co., Inc. (The).........................................  83,366  1,000,392
    Manpower, Inc.....................................................  64,937  2,310,458
    Marten Transport, Ltd.............................................  17,262    309,853
   #Masco Corp........................................................ 154,400  1,857,432
  #*MasTec, Inc.......................................................  61,355    979,226
   *Mastech Holdings, Inc.............................................   1,130      6,328
   *Matson, Inc.......................................................  33,230    816,129
    McGrath RentCorp..................................................  18,814    500,641
   *Meritor, Inc......................................................  50,833    237,898
   *Metalico, Inc.....................................................  29,181     56,611
    Met-Pro Corp......................................................  10,228     92,563
   *MFRI, Inc.........................................................   3,034     20,646
   *Michael Baker Corp................................................   7,061    178,078
   *Middleby Corp.....................................................  11,787  1,154,183
    Miller Industries, Inc............................................   8,217    134,923
    Mine Safety Appliances Co.........................................  23,202    796,293
   *Mistras Group, Inc................................................  16,150    363,052
   *Mobile Mini, Inc..................................................  34,367    492,135
  #*Moog, Inc. Class A................................................  32,180  1,171,030
   *Moog, Inc. Class B................................................   3,215    117,348
    MSC Industrial Direct Co., Inc. Class A...........................  15,003  1,031,156
    Mueller Industries, Inc...........................................  30,114  1,283,760
    Mueller Water Products, Inc. Class A.............................. 121,969    431,770
    Multi-Color Corp..................................................   9,236    179,548
   *MYR Group, Inc....................................................  13,602    221,985
    NACCO Industries, Inc. Class A....................................   5,264    527,190
   #National Presto Industries, Inc...................................   4,077    271,284
   *National Technical Systems, Inc...................................   4,603     31,116
   *Navigant Consulting, Inc..........................................  39,315    457,233
  #*Navistar International Corp.......................................  35,661    877,261
   *NCI Building Systems, Inc.........................................   2,780     29,913
   *Nielsen Holdings NV...............................................  97,772  2,786,502
   #NL Industries, Inc................................................  32,061    378,320
   *NN, Inc...........................................................  13,125    118,125
   #Nordson Corp......................................................  24,965  1,279,706
    Norfolk Southern Corp.............................................  88,972  6,588,377
    Northrop Grumman Corp.............................................  65,482  4,334,908
   *Northwest Pipe Co.................................................   6,592    160,515
   *Ocean Power Technologies, Inc.....................................   5,515     13,236
  #*Old Dominion Freight Line, Inc....................................  35,575  1,508,380
   *Omega Flex, Inc...................................................   3,648     36,444

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *On Assignment, Inc................................................  27,347 $  426,340
   *Orbital Sciences Corp.............................................  43,169    565,514
   *Orion Energy Systems, Inc.........................................  13,505     29,981
   *Orion Marine Group, Inc...........................................  11,693     84,540
   *Oshkosh Corp......................................................  69,913  1,574,441
   *Owens Corning, Inc................................................  95,924  2,576,519
    P.A.M. Transportation Services, Inc...............................   4,978     46,544
   #PACCAR, Inc.......................................................  58,325  2,333,583
   *Pacer International, Inc..........................................  27,338    114,820
   #Pall Corp.........................................................  23,939  1,278,582
    Parker Hannifin Corp..............................................  48,362  3,884,436
   *Park-Ohio Holdings Corp...........................................   7,487    128,552
   *Patrick Industries, Inc...........................................   5,069     59,003
   *Patriot Transportation Holding, Inc...............................   4,366    101,466
   *Pendrell Corp.....................................................  93,329    103,595
    Pentair, Inc......................................................  75,331  3,301,758
   *PGT, Inc..........................................................  22,465     66,047
   *Pike Electric Corp................................................  26,833    229,959
   #Pitney Bowes, Inc.................................................  57,868    773,116
  #*Plug Power, Inc...................................................     784        941
  #*PMFG, Inc.........................................................   6,463     51,704
  #*Polypore International, Inc.......................................  25,109    933,050
  #*Portfolio Recovery Associates, Inc................................  13,269  1,123,619
   *Powell Industries, Inc............................................   9,033    309,561
   *PowerSecure International, Inc....................................  13,370     61,101
    Precision Castparts Corp..........................................  25,467  3,961,647
    Preformed Line Products Co........................................   4,237    229,349
    Primoris Services Corp............................................  30,947    382,195
    Providence & Worcester Railroad Co................................   1,227     16,491
   #Quad/Graphics, Inc................................................   2,515     38,706
   *Quality Distribution, Inc.........................................  16,174    163,357
    Quanex Building Products Corp.....................................  28,912    488,613
   *Quanta Services, Inc.............................................. 130,663  3,003,942
   *RailAmerica, Inc..................................................  39,737  1,089,986
    Raven Industries, Inc.............................................  13,826    452,525
    Raytheon Co.......................................................  90,859  5,040,857
   *RBC Bearings, Inc.................................................  13,918    651,919
   *RCM Technologies, Inc.............................................   7,192     39,124
   *Real Goods Solar, Inc. Class A....................................   4,310      4,526
   #Regal-Beloit Corp.................................................  32,760  2,108,761
  #*Republic Airways Holdings, Inc....................................  36,251    164,942
   #Republic Services, Inc............................................ 218,956  6,334,397
    Resources Connection, Inc.........................................  33,431    377,436
   *Roadrunner Transportation Systems, Inc............................  21,711    379,291
    Robbins & Myers, Inc..............................................  34,693  1,590,327
   #Robert Half International, Inc....................................  37,256  1,006,285
   #Rockwell Automation, Inc..........................................  35,651  2,401,451
   #Rockwell Collins, Inc.............................................  37,618  1,902,342
    Rollins, Inc......................................................  42,436  1,000,641
    Roper Industries, Inc.............................................  31,746  3,157,140
   #RR Donnelley & Sons Co............................................ 136,340  1,652,441
   *Rush Enterprises, Inc. Class A....................................  20,549    331,866
   *Rush Enterprises, Inc. Class B....................................   2,881     38,663
    Ryder System, Inc.................................................  39,023  1,539,067
   *Saia, Inc.........................................................  12,583    284,376
    Sauer-Danfoss, Inc................................................  20,541    743,379
    Schawk, Inc.......................................................  16,375    186,348
   *Seaboard Corp.....................................................     540  1,188,000
    SeaCube Container Leasing, Ltd....................................   9,300    163,308
    Servotronics, Inc.................................................     389      3,058
   *Shaw Group, Inc. (The)............................................  51,458  2,004,289

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    SIFCO Industries, Inc.............................................   3,251 $    62,582
    Simpson Manufacturing Co., Inc....................................  36,710     889,850
    SkyWest, Inc......................................................  44,565     311,955
   *SL Industries, Inc................................................   4,724      64,955
    Snap-on, Inc......................................................  38,814   2,630,813
    Southwest Airlines Co............................................. 451,323   4,147,658
   *Sparton Corp......................................................   6,370      62,362
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  93,581   2,199,154
   *Spirit Airlines, Inc..............................................  18,568     399,398
    SPX Corp..........................................................  39,849   2,419,631
   *Standard Parking Corp.............................................   7,610     161,408
    Standard Register Co. (The).......................................  14,887      12,058
    Standex International Corp........................................   9,514     407,009
    Stanley Black & Decker, Inc....................................... 100,287   6,708,197
   #Steelcase, Inc. Class A...........................................  67,612     579,435
  #*Stericycle, Inc...................................................  20,567   1,909,646
   *Sterling Construction Co., Inc....................................  11,349     112,696
    Sun Hydraulics Corp...............................................  16,208     365,977
   *Supreme Industries, Inc. Class A..................................   5,597      22,332
  #*Swift Transportation Co...........................................  54,842     455,189
   *SYKES Enterprises, Inc............................................  33,949     502,106
    Sypris Solutions, Inc.............................................  12,072      74,967
    TAL International Group, Inc......................................  26,395     901,389
   *Taser International, Inc..........................................  32,983     178,438
   *Team, Inc.........................................................  12,431     387,101
   *Tecumseh Products Co. Class A.....................................   7,623      41,317
   *Tecumseh Products Co. Class B.....................................   1,650       9,232
   *Teledyne Technologies, Inc........................................  22,781   1,419,256
    Tennant Co........................................................  11,705     487,747
  #*Terex Corp........................................................  86,504   1,686,828
   *Tetra Tech, Inc...................................................  49,932   1,283,752
   #Textainer Group Holdings, Ltd.....................................  24,300     914,166
    Textron, Inc...................................................... 148,525   3,869,076
   *Thermon Group Holdings, Inc.......................................     400       8,592
    Timken Co.........................................................  66,556   2,409,327
   #Titan International, Inc..........................................  27,829     575,225
   *Titan Machinery, Inc..............................................  16,404     466,530
   *TMS International Corp. Class A...................................     986       9,643
    Toro Co. (The)....................................................  31,166   1,171,842
    Towers Watson & Co................................................  34,849   2,043,197
   *TransDigm Group, Inc..............................................  24,452   3,016,399
   *TRC Cos., Inc.....................................................  15,654     102,847
   *Trex Co., Inc.....................................................   9,200     234,416
   *Trimas Corp.......................................................  24,641     535,695
    Trinity Industries, Inc...........................................  61,219   1,714,132
    Triumph Group, Inc................................................  38,985   2,437,732
   *TrueBlue, Inc.....................................................  29,259     445,322
   *Tufco Technologies, Inc...........................................     510       1,953
   *Tutor Perini Corp.................................................  35,317     401,201
   #Twin Disc, Inc....................................................   8,900     174,262
    Tyco International, Ltd........................................... 127,662   7,013,750
   *Ultralife Corp....................................................  11,166      43,659
    UniFirst Corp.....................................................  11,777     737,476
    Union Pacific Corp................................................ 130,099  15,951,438
  #*United Continental Holdings, Inc.................................. 187,563   3,543,065
    United Parcel Service, Inc. Class B............................... 129,067   9,758,756
  #*United Rentals, Inc...............................................  35,667   1,031,133
   #United Stationers, Inc............................................  30,025     756,930
    United Technologies Corp.......................................... 157,116  11,695,715
    Universal Forest Products, Inc....................................  15,510     495,234
   *Universal Security Instruments, Inc...............................   1,135       5,505

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Universal Truckload Services, Inc.................................  11,294 $    168,168
    URS Corp..........................................................  60,145    2,109,285
  #*US Airways Group, Inc.............................................  69,190      792,917
    US Ecology, Inc...................................................  11,463      223,528
    US Home Systems, Inc..............................................   4,367       39,783
   *USA Truck, Inc....................................................   6,922       29,003
  #*USG Corp..........................................................  55,675      904,162
    UTi Worldwide, Inc................................................  81,091    1,074,456
   #Valmont Industries, Inc...........................................  16,463    2,039,436
   *Verisk Analytics, Inc. Class A....................................  34,585    1,737,896
   *Versar, Inc.......................................................   4,038       12,235
    Viad Corp.........................................................  15,673      271,613
    Vicor Corp........................................................  15,288      102,582
   *Virco Manufacturing Corp..........................................   6,445        9,732
   *Volt Information Sciences, Inc....................................  10,850       73,780
    VSE Corp..........................................................   3,584       82,289
   #W.W. Grainger, Inc................................................  12,613    2,583,521
   *WABCO Holdings, Inc...............................................  22,872    1,256,130
    Wabtec Corp.......................................................  30,116    2,384,585
    Waste Connections, Inc............................................  80,902    2,489,355
   #Waste Management, Inc.............................................  86,508    2,975,875
   #Watsco, Inc.......................................................  18,468    1,254,716
    Watsco, Inc. Class B..............................................   2,268      153,090
   #Watts Water Technologies, Inc. Class A............................  23,345      785,326
    Werner Enterprises, Inc...........................................  57,256    1,321,468
  #*WESCO International, Inc..........................................  34,316    1,911,744
   *Willdan Group, Inc................................................   3,604        5,136
   *Willis Lease Finance Corp.........................................   4,420       55,427
   #Woodward, Inc.....................................................  42,189    1,416,285
   *XPO Logistics, Inc................................................  12,926      164,419
    Xylem, Inc........................................................  93,860    2,250,763
                                                                               ------------
Total Industrials.....................................................          580,884,961
                                                                               ------------
Information Technology -- (14.9%)
  #*3D Systems Corp...................................................  28,480    1,082,240
   *Accelrys, Inc.....................................................  42,865      348,064
    Accenture P.L.C. Class A.......................................... 118,467    7,143,560
   *ACI Worldwide, Inc................................................  24,876    1,094,793
   *Active Network, Inc. (The)........................................     128        1,816
   #Activision Blizzard, Inc.......................................... 137,990    1,660,020
   *Actuate Corp......................................................  30,162      194,847
   *Acxiom Corp.......................................................  60,118    1,008,179
   *ADDvantage Technologies Group, Inc................................   3,642        7,284
   *Adobe Systems, Inc................................................  82,393    2,544,296
   #ADTRAN, Inc.......................................................  39,760      858,021
   *Advanced Energy Industries, Inc...................................  31,853      392,429
   *Advanced Micro Devices, Inc....................................... 218,526      887,216
  #*Advent Software, Inc..............................................  30,787      700,712
   *Aehr Test Systems.................................................     788          946
   *Aeroflex Holding Corp.............................................   6,134       36,865
   *Aetrium, Inc......................................................   2,075        1,536
   *Agilysys, Inc.....................................................  15,555      135,173
   *Akamai Technologies, Inc..........................................  58,029    2,041,460
  #*Alliance Data Systems Corp........................................  12,232    1,590,160
   *Alpha & Omega Semiconductor, Ltd..................................  15,468      119,258
    Altera Corp.......................................................  60,602    2,148,341
   *Amdocs, Ltd....................................................... 101,608    3,022,838
    American Software, Inc. Class A...................................  14,441      116,394
  #*Amkor Technology, Inc............................................. 135,464      722,023
   #Amphenol Corp. Class A............................................  34,800    2,049,024
   *Amtech Systems, Inc...............................................   4,900       20,825

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *ANADIGICS, Inc....................................................  43,910 $     55,766
   #Analog Devices, Inc...............................................  73,414    2,869,019
   *Analysts International Corp.......................................   3,465       14,414
   *Anaren, Inc.......................................................  11,508      230,966
  #*Ancestry.com, Inc.................................................  26,567      889,198
    Anixter International, Inc........................................  26,166    1,489,107
   *ANSYS, Inc........................................................  24,646    1,477,774
   *AOL, Inc..........................................................  73,954    2,356,174
   *Apple, Inc........................................................ 182,495  111,460,646
   *Applied Materials, Inc............................................ 341,640    3,720,460
   *Applied Micro Circuits Corp.......................................  45,721      261,524
   *Ariba, Inc........................................................  56,669    2,517,804
   *Arris Group, Inc..................................................  89,179    1,131,682
   *Arrow Electronics, Inc............................................ 103,991    3,509,696
  #*Aruba Networks, Inc...............................................  28,533      404,598
  #*AsiaInfo-Linkage, Inc.............................................  44,346      454,103
  #*Aspen Technology, Inc.............................................  22,369      522,987
    Astro-Med, Inc....................................................   2,582       21,082
  #*Atmel Corp........................................................ 127,645      748,000
   *ATMI, Inc.........................................................  25,085      476,113
   *AuthenTec, Inc....................................................  24,692      207,413
   *Autobytel, Inc....................................................     267        1,001
   *Autodesk, Inc.....................................................  53,376    1,810,514
    Automatic Data Processing, Inc....................................  85,691    4,845,826
    Avago Technologies, Ltd...........................................  47,585    1,760,645
   *Aviat Networks, Inc...............................................  43,278       97,808
   *Avid Technology, Inc..............................................  29,260      269,485
   *Avnet, Inc........................................................  85,057    2,679,296
   #AVX Corp..........................................................  86,977      847,156
    Aware, Inc........................................................  12,087       74,819
   *Axcelis Technologies, Inc.........................................  24,615       20,923
   *AXT, Inc..........................................................  24,367       85,041
    Badger Meter, Inc.................................................   8,972      304,061
    Bel Fuse, Inc. Class A............................................   1,700       30,311
    Bel Fuse, Inc. Class B............................................   7,121      128,392
   *Benchmark Electronics, Inc........................................  43,736      689,279
    Black Box Corp....................................................  13,595      362,171
   #Blackbaud, Inc....................................................  13,623      367,549
   *Blucora, Inc......................................................  31,362      478,271
  #*BMC Software, Inc.................................................  47,955    1,899,018
   #Booz Allen Hamilton Holding Corp..................................  20,605      359,145
   *Bottomline Technologies, Inc......................................  20,191      383,427
   *Brightpoint, Inc..................................................  40,068      359,410
   *Broadcom Corp. Class A............................................  72,685    2,462,568
    Broadridge Financial Solutions, Inc...............................  78,297    1,657,548
   *BroadVision, Inc..................................................   3,362       28,375
   *Brocade Communications Systems, Inc............................... 353,142    1,755,116
    Brooks Automation, Inc............................................  50,189      464,750
   *BSQUARE Corp......................................................   4,926       15,172
   *BTU International, Inc............................................   5,073       12,124
   #CA, Inc........................................................... 262,682    6,322,756
    Cabot Microelectronics Corp.......................................  18,015      529,641
  #*CACI International, Inc. Class A..................................  20,882    1,178,789
  #*Cadence Design Systems, Inc....................................... 104,593    1,278,126
   *CalAmp Corp.......................................................   9,982       75,164
   *Calix, Inc........................................................  30,626      141,186
  #*Callidus Software, Inc............................................  10,941       50,657
   *Cardtronics, Inc..................................................  13,993      433,923
   *Cascade Microtech, Inc............................................   8,576       38,420
    Cass Information Systems, Inc.....................................   6,434      244,492
   *CEVA, Inc.........................................................  11,721      182,144

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Checkpoint Systems, Inc...........................................  23,857 $   183,460
   *China Information Technology, Inc.................................  11,819      11,937
   *Chyron International Corp.........................................   5,535       5,646
   *CIBER, Inc........................................................  55,998     209,993
   *Cinedigm Digital Cinema Corp. Class A.............................   4,102       5,743
  #*Cirrus Logic, Inc.................................................  40,361   1,484,074
    Cisco Systems, Inc................................................ 959,861  15,309,783
   *Citrix Systems, Inc...............................................  38,695   2,812,353
   *Clearfield, Inc...................................................   5,184      25,142
    Cognex Corp.......................................................  26,070     881,166
   *Cognizant Technology Solutions Corp. Class A......................  56,123   3,186,103
   *Cogo Group, Inc...................................................   7,800      14,196
   *Coherent, Inc.....................................................  17,715     865,023
    Cohu, Inc.........................................................  18,243     156,890
    Communications Systems, Inc.......................................   6,855      78,627
  #*CommVault Systems, Inc............................................  16,797     814,990
   #Computer Sciences Corp............................................ 121,144   2,982,565
   *Computer Task Group, Inc..........................................  10,878     162,191
  #*Compuware Corp.................................................... 170,483   1,570,148
   *comScore, Inc.....................................................   8,888     136,875
    Comtech Telecommunications Corp...................................  17,310     472,909
  #*Concur Technologies, Inc..........................................  33,247   2,245,502
   *Concurrent Computer Corp..........................................   4,362      18,408
   *Constant Contact, Inc.............................................  17,800     298,506
    Convergys Corp....................................................  91,628   1,350,597
   *CoreLogic, Inc....................................................  84,231   1,937,313
    Corning, Inc...................................................... 407,621   4,650,956
   *CoStar Group, Inc.................................................  16,051   1,324,689
   *Cray, Inc.........................................................  27,157     337,562
  #*Cree, Inc.........................................................  91,522   2,191,952
    Crexendo, Inc.....................................................   4,054      14,594
   *CSG Systems International, Inc....................................  26,135     460,760
    CSP, Inc..........................................................     709       2,836
    CTS Corp..........................................................  20,031     178,276
   *CyberOptics Corp..................................................   4,778      39,514
  #*Cymer, Inc........................................................  23,178   1,326,013
   *Cypress Semiconductor Corp........................................  71,652     765,960
    Daktronics, Inc...................................................  25,069     193,783
   *Datalink Corp.....................................................  10,397      81,824
   *Dataram Corp......................................................   1,100         682
   *DealerTrack Holdings, Inc.........................................  32,503     948,113
   *Dell, Inc......................................................... 279,779   3,323,775
   *Deltek, Inc.......................................................  12,975     168,935
  #*Demand Media, Inc.................................................   2,637      29,323
   *Dice Holdings, Inc................................................  40,541     305,679
    Diebold, Inc......................................................  42,257   1,367,014
   *Digi International, Inc...........................................  18,827     172,267
    Digimarc Corp.....................................................   4,419     107,338
   *Digital River, Inc................................................  26,020     462,896
  #*Diodes, Inc.......................................................  35,083     664,472
   *Ditech Networks, Inc..............................................   1,700       1,395
  #*Document Security Systems, Inc....................................   1,200       4,824
  #*Dolby Laboratories, Inc. Class A..................................  21,168     746,172
   *Dot Hill Systems Corp.............................................  26,438      26,967
   *DSP Group, Inc....................................................  16,722      96,653
    DST Systems, Inc..................................................  32,696   1,762,314
   *DTS, Inc..........................................................  11,000     204,937
   *Dynamics Research Corp............................................   6,203      35,667
    EarthLink, Inc....................................................  82,405     564,474
   *eBay, Inc......................................................... 215,301   9,537,834
   #Ebix, Inc.........................................................  21,916     475,358

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Echelon Corp......................................................   6,990 $    22,508
   *EchoStar Corp. Class A............................................  30,958     891,590
   *Edgewater Technology, Inc.........................................   5,900      22,125
   *Elecsys Corp......................................................      58         216
    Electro Rent Corp.................................................  18,278     306,339
    Electro Scientific Industries, Inc................................  21,740     269,793
   *Electronic Arts, Inc.............................................. 116,820   1,287,356
   *Electronics for Imaging, Inc......................................  36,585     534,873
   *Ellie Mae, Inc....................................................   2,193      44,957
   *eMagin Corp.......................................................   8,411      24,392
  #*EMC Corp.......................................................... 366,170   9,597,316
  #*EMCORE Corp.......................................................  13,457      67,016
   *Emulex Corp.......................................................  66,531     430,456
   *Entegris, Inc..................................................... 104,326     839,824
   *Entorian Technologies, Inc........................................     666       1,518
   *Entropic Communications, Inc......................................  65,355     392,130
   *Envestnet, Inc....................................................   6,472      79,023
    EPIQ Systems, Inc.................................................  25,635     289,419
   *ePlus, Inc........................................................   6,049     205,545
  #*Equinix, Inc......................................................  16,279   2,900,592
   *Euronet Worldwide, Inc............................................  38,845     710,087
   *Exar Corp.........................................................  35,557     263,122
   *ExlService Holdings, Inc..........................................  19,933     491,348
   *Extreme Networks..................................................  73,526     235,283
   *F5 Networks, Inc..................................................  22,800   2,129,064
   *Fabrinet..........................................................   6,220      82,602
   #FactSet Research Systems, Inc.....................................  13,024   1,210,711
    Fair Isaac Corp...................................................  24,076   1,042,250
  #*Fairchild Semiconductor International, Inc........................  99,727   1,382,216
   *FalconStor Software, Inc..........................................  21,742      43,919
   *FARO Technologies, Inc............................................  10,289     442,736
  #*FEI Co............................................................  26,145   1,247,378
    Fidelity National Information Services, Inc....................... 171,549   5,393,501
  #*Finisar Corp......................................................  54,900     682,407
  #*First Solar, Inc..................................................  15,411     239,487
   *Fiserv, Inc.......................................................  50,115   3,514,565
   *FleetCor Technologies, Inc........................................  52,364   1,933,279
    FLIR Systems, Inc.................................................  57,292   1,171,621
   *FormFactor, Inc...................................................  35,044     214,469
   #Forrester Research, Inc...........................................  13,936     397,733
   *Fortinet, Inc.....................................................  52,729   1,266,023
   *Frequency Electronics, Inc........................................   5,169      46,159
   *FSI International, Inc............................................  28,885     104,564
  #*Gartner Group, Inc................................................  30,850   1,369,432
   *Genpact, Ltd......................................................  87,805   1,529,563
   *GigOptix, Inc.....................................................   1,174       3,076
   *Global Cash Access Holdings, Inc..................................  43,824     283,103
    Global Payments, Inc..............................................  30,541   1,307,766
   *Globalscape, Inc..................................................   7,843      17,647
   *Globecomm Systems, Inc............................................  17,529     178,445
   *Google, Inc. Class A..............................................  49,075  31,063,003
   *GSE Systems, Inc..................................................  10,738      25,234
   *GSI Group, Inc....................................................  25,444     262,073
   *GSI Technology, Inc...............................................  16,845      80,688
  #*GT Advanced Technologies, Inc.....................................  72,222     369,777
   *Guidance Software, Inc............................................   5,853      57,711
   *Hackett Group, Inc. (The).........................................  30,412     143,241
   *Harmonic, Inc.....................................................  86,692     367,574
    Harris Corp.......................................................  58,839   2,450,644
   *Hauppauge Digital, Inc............................................   3,948       4,698
   #Heartland Payment Systems, Inc....................................  24,426     774,304

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
    Hewlett-Packard Co................................................ 544,693 $ 9,935,200
  #*Hittite Microwave Corp............................................  19,880   1,007,320
  #*Hutchinson Technology, Inc........................................  13,608      18,915
   *I.D. Systems, Inc.................................................   6,918      29,747
    IAC/InterActiveCorp...............................................  86,425   4,546,819
   *Identive Group, Inc...............................................  29,569      26,464
   *IEC Electronics Corp..............................................   3,938      24,770
   *iGATE Corp........................................................  35,303     561,318
   *iGo, Inc..........................................................  15,244       7,774
   *Ikanos Communications, Inc........................................   4,543       4,134
   *Imation Corp......................................................  26,969     150,217
   *Immersion Corp....................................................   9,905      55,369
  #*Infinera Corp.....................................................  78,331     432,387
   *Informatica Corp..................................................  24,030     709,125
   *Infosonics Corp...................................................   2,000       3,200
   *Ingram Micro, Inc. Class A........................................ 120,059   1,799,684
   *Innodata, Inc.....................................................  13,032      50,043
   *Inphi Corp........................................................   6,832      75,152
   *Insight Enterprises, Inc..........................................  34,049     570,661
   *Integrated Device Technology, Inc................................. 112,137     565,170
   *Integrated Silicon Solution, Inc..................................  20,664     201,061
    Intel Corp........................................................ 967,162  24,856,063
   *Intellicheck Mobilisa, Inc........................................   4,118       6,177
   *Interactive Intelligence Group, Inc...............................   6,712     175,049
   #InterDigital, Inc.................................................  14,540     396,942
   *Intermec, Inc.....................................................  44,508     267,938
   *Internap Network Services Corp....................................  41,659     268,284
    International Business Machines Corp.............................. 215,527  42,238,981
  #*International Rectifier Corp......................................  46,634     794,643
   *Interphase Corp...................................................   2,397       8,390
    Intersil Corp. Class A............................................  99,478     916,192
   *inTEST Corp.......................................................   1,100       3,652
   *Intevac, Inc......................................................  16,827      98,774
   *IntriCon Corp.....................................................   2,604      15,338
    Intuit, Inc.......................................................  52,214   3,029,456
   *Inuvo, Inc........................................................     773         433
  #*IPG Photonics Corp................................................  34,550   1,790,726
   *Iteris, Inc.......................................................   3,700       5,624
  #*Itron, Inc........................................................  30,927   1,205,225
   *Ixia..............................................................  43,415     672,932
   *IXYS Corp.........................................................  23,823     240,612
   #j2 Global, Inc....................................................  27,830     832,952
    Jabil Circuit, Inc................................................  90,727   1,968,776
    Jack Henry & Associates, Inc......................................  54,683   1,899,141
   *JDA Software Group, Inc...........................................  33,290     984,718
  #*JDS Uniphase Corp................................................. 140,450   1,382,028
  #*Juniper Networks, Inc............................................. 301,694   5,288,696
   *Kemet Corp........................................................  33,837     163,433
   *Kenexa Corp.......................................................  17,046     405,865
   *Key Tronic Corp...................................................   7,073      52,482
    Keynote Systems, Inc..............................................  12,771     175,601
  #*KIT Digital, Inc..................................................  30,712      98,278
    KLA-Tencor Corp...................................................  60,678   3,089,117
   *Kopin Corp........................................................  49,846     180,941
   *Kulicke & Soffa Industries, Inc...................................  58,170     643,942
   *KVH Industries, Inc...............................................  10,541     137,560
  #*Lam Research Corp................................................. 103,009   3,544,540
   *Lattice Semiconductor Corp........................................  70,322     260,895
   *LeCroy Corp.......................................................   9,801     140,056
    Lender Processing Services, Inc...................................  53,468   1,319,056
   #Lexmark International, Inc. Class A...............................  54,112     946,419

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *LGL Group, Inc. (The).............................................       964 $     5,485
   *Limelight Networks, Inc...........................................    80,422     223,573
    Linear Technology Corp............................................    53,700   1,731,825
  #*LinkedIn Corp. Class A............................................     2,431     249,542
   *Lionbridge Technologies, Inc......................................    17,466      53,795
  #*Liquidity Services, Inc...........................................    13,634     623,346
   #Littlefuse, Inc...................................................    14,554     780,677
   *LogMeIn, Inc......................................................     7,453     141,234
   *LoJack Corp.......................................................    18,587      58,177
   *LookSmart, Ltd....................................................     6,094       5,485
    Loral Space & Communications, Inc.................................    13,301     957,007
   *LSI Corp..........................................................   356,766   2,461,685
   *LTX-Credence Corp.................................................    37,671     220,752
   *Magnachip Semiconductor Corp......................................     6,245      63,574
   *Manhattan Associates, Inc.........................................    14,388     671,776
    ManTech International Corp. Class A...............................    17,895     392,437
    Marchex, Inc. Class B.............................................    17,871      62,012
   *Market Leader, Inc................................................    10,341      55,221
    Marvell Technology Group, Ltd.....................................   332,169   3,740,223
    MasterCard, Inc. Class A..........................................    19,684   8,593,444
  #*Mattersight Corp..................................................     2,290      17,793
   *Mattson Technology, Inc...........................................    33,768      29,716
   #Maxim Integrated Products, Inc....................................    88,832   2,418,895
    MAXIMUS, Inc......................................................    21,372   1,079,286
   *MaxLinear, Inc. Class A...........................................     1,030       4,862
   *Measurement Specialties, Inc......................................     9,346     278,324
   *MEMC Electronic Materials, Inc....................................   121,697     233,658
   *MEMSIC, Inc.......................................................    14,652      30,769
  #*Mentor Graphics Corp..............................................    85,704   1,309,557
   *Mercury Computer Systems, Inc.....................................    23,032     268,783
    Mesa Laboratories, Inc............................................     2,178     100,841
    Methode Electronics, Inc..........................................    27,742     244,130
    Micrel, Inc.......................................................    37,302     348,401
   #Microchip Technology, Inc.........................................    51,181   1,708,422
   *Micron Technology, Inc............................................   573,266   3,559,982
   *MICROS Systems, Inc...............................................    41,698   1,990,663
   *Microsemi Corp....................................................    68,863   1,333,188
    Microsoft Corp.................................................... 1,464,353  43,154,483
   *Mindspeed Technologies, Inc.......................................    18,769      44,295
   *MIPS Technologies, Inc............................................    32,303     198,663
   #MKS Instruments, Inc..............................................    41,123   1,085,647
    MOCON, Inc........................................................     3,434      53,536
   *ModusLink Global Solutions, Inc...................................    27,305      93,383
   #Molex, Inc........................................................    57,695   1,449,298
    Molex, Inc. Class A...............................................    54,874   1,134,794
   *MoneyGram International, Inc......................................    18,841     293,166
   *Monolithic Power Systems, Inc.....................................    22,103     428,356
   *Monotype Imaging Holdings, Inc....................................    22,353     328,142
  #*Monster Worldwide, Inc............................................    92,744     672,394
   *MoSys, Inc........................................................    22,960      74,161
    Motorola Solutions, Inc...........................................    68,951   3,333,091
   *Move, Inc.........................................................    24,740     227,855
    MTS Systems Corp..................................................     9,985     434,048
   *Multi-Fineline Electronix, Inc....................................    18,720     489,902
   *Nanometrics, Inc..................................................    16,869     256,240
   *NAPCO Security Technologies, Inc..................................     8,059      24,096
   #National Instruments Corp.........................................    76,267   1,970,739
   *NCI, Inc. Class A.................................................     5,008      29,697
   *NCR Corp..........................................................   100,168   2,335,918
   *NeoPhotonics Corp.................................................     1,440       7,142
  #*NetApp, Inc.......................................................    73,014   2,385,367

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
  #*NETGEAR, Inc......................................................  22,745 $   787,659
  #*NetList, Inc......................................................  11,100      19,203
   *NetScout Systems, Inc.............................................  25,840     603,622
  #*NetSuite, Inc.....................................................  17,837     987,100
   *Network Engines, Inc..............................................   9,147      12,989
   *Network Equipment Technologies, Inc...............................  13,527      17,856
   *NeuStar, Inc. Class A.............................................  44,375   1,571,319
   *Newport Corp......................................................  30,414     342,158
    NIC, Inc..........................................................  15,586     209,788
   *Novatel Wireless, Inc.............................................  18,900      44,604
  #*Nuance Communications, Inc........................................  94,121   1,915,362
  #*NumereX Corp. Class A.............................................   7,300      69,423
   *NVIDIA Corp....................................................... 322,493   4,366,555
  #*Oclaro, Inc.......................................................  55,088     154,245
   *Official Payments Holdings, Inc...................................   9,892      39,271
   *OmniVision Technologies, Inc......................................  41,284     578,802
  #*ON Semiconductor Corp............................................. 276,406   1,918,258
   *Online Resources Corp.............................................  20,905      49,545
   *Onvia, Inc........................................................     442       1,658
   *Oplink Communications, Inc........................................  14,200     188,292
   #OPNET Technologies, Inc...........................................   9,528     251,920
    Optical Cable Corp................................................   3,696      13,527
    Oracle Corp....................................................... 738,644  22,307,049
   *OSI Systems, Inc..................................................  12,451     803,588
   *PAR Technology Corp...............................................   8,554      43,882
  #*Parametric Technology Corp........................................  75,380   1,623,685
    Park Electrochemical Corp.........................................  15,686     423,679
  #*ParkerVision, Inc.................................................   2,905       7,292
   #Paychex, Inc......................................................  87,617   2,864,200
    PC Connection, Inc................................................  18,315     217,765
   *PC Mall, Inc......................................................   7,119      40,721
    PC-Tel, Inc.......................................................  12,027      74,086
   *PDF Solutions, Inc................................................  16,670     155,198
   *Perceptron, Inc...................................................   4,752      25,471
   *Perficient, Inc...................................................  24,285     322,748
   *Performance Technologies, Inc.....................................   4,350       8,352
   *Pericom Semiconductor Corp........................................  17,460     140,378
   *Pervasive Software, Inc...........................................   7,283      49,233
   *Photronics, Inc...................................................  46,079     269,562
   *Pixelworks, Inc...................................................   5,918      17,458
   *Planar Systems, Inc...............................................   9,180      12,944
   #Plantronics, Inc..................................................  26,304     863,297
   *Plexus Corp.......................................................  27,516     790,260
   *PLX Technology, Inc...............................................  26,267     148,671
  #*PMC-Sierra, Inc................................................... 182,625     971,565
  #*Polycom, Inc......................................................  43,400     379,316
    Power Integrations, Inc...........................................  17,900     630,796
   *Power-One, Inc....................................................  72,276     361,380
   *Presstek, Inc.....................................................  17,527       6,590
   *PRGX Global, Inc..................................................  14,443     109,767
  #*Progress Software Corp............................................  48,753     947,758
   *PROS Holdings, Inc................................................  10,624     148,099
    Pulse Electronics Corp............................................  13,080      23,675
    QAD, Inc. Class A.................................................   4,478      62,468
    QAD, Inc. Class B.................................................   1,959      26,153
   *QLogic Corp.......................................................  60,873     702,474
    QUALCOMM, Inc..................................................... 322,709  19,259,273
   *Qualstar Corp.....................................................   3,826       7,155
   *Quantum Corp...................................................... 104,104     154,074
  #*Quest Software, Inc...............................................  56,711   1,584,505
  #*QuickLogic Corp...................................................   7,193      17,191

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*QuinStreet, Inc...................................................  30,209 $  273,996
  #*Rackspace Hosting, Inc............................................  30,614  1,343,342
   *Radisys Corp......................................................  20,449     69,731
   *Rainmaker Systems, Inc............................................   4,893      4,893
   *Ramtron International Corp........................................  10,124     27,639
  #*RealD, Inc........................................................  33,877    328,607
    RealNetworks, Inc.................................................  26,207    203,366
  #*Red Hat, Inc......................................................  46,809  2,511,771
   *Reis, Inc.........................................................   6,081     63,242
   *Relm Wireless Corp................................................   1,238      2,006
  #*Remark Media, Inc.................................................   1,020      2,162
   *Responsys, Inc....................................................   5,941     66,242
    RF Industries, Ltd................................................   4,931     20,217
   *RF Micro Devices, Inc............................................. 156,647    607,790
    Richardson Electronics, Ltd.......................................   9,355    114,599
    Rimage Corp.......................................................   6,460     44,897
   *Riverbed Technology, Inc..........................................  41,538    732,730
   *Rofin-Sinar Technologies, Inc.....................................  21,650    392,514
   *Rogers Corp.......................................................  12,596    451,567
  #*Rosetta Stone, Inc................................................  15,800    205,874
  #*Rovi Corp.........................................................  25,577    342,220
  #*Rubicon Technology, Inc...........................................  16,950    170,348
   *Rudolph Technologies, Inc.........................................  25,290    252,900
   *Saba Software, Inc................................................  11,262     93,925
    SAIC, Inc......................................................... 193,740  2,241,572
  #*Salesforce.com, Inc...............................................  21,882  2,721,246
  #*Sandisk Corp...................................................... 138,921  5,713,821
   *Sanmina-SCI Corp..................................................  61,276    523,297
   #Sapient Corp......................................................  85,704    853,612
   *ScanSource, Inc...................................................  20,802    600,554
   *Scientific Learning Corp..........................................   3,436      3,642
   *SeaChange International, Inc......................................  25,097    189,984
  #*Seagate Technology................................................ 140,077  4,205,112
  #*Semtech Corp......................................................  41,030    980,207
   *Sevcon, Inc.......................................................     613      3,807
   *ShoreTel, Inc.....................................................  27,892    130,535
   *Sigma Designs, Inc................................................  23,739    161,425
  #*Silicon Graphics International Corp...............................  12,437     82,706
   *Silicon Image, Inc................................................  49,001    192,084
  #*Silicon Laboratories, Inc.........................................  25,624    946,807
   *Skyworks Solutions, Inc...........................................  64,819  1,875,214
   *Smith Micro Software, Inc.........................................  22,674     39,226
   *SMTC Corp.........................................................  10,077     31,138
   *SolarWinds, Inc...................................................  27,322  1,458,722
    Solera Holdings, Inc..............................................  39,596  1,546,224
   *Sonus Networks, Inc............................................... 210,618    349,626
   *Soundbite Communications, Inc.....................................   1,385      3,130
  #*Sourcefire, Inc...................................................  14,462    738,285
   *Spansion, Inc. Class A............................................  47,151    483,298
  #*Spark Networks, Inc...............................................   7,600     44,004
   *Spire Corp........................................................   3,300      1,980
  #*SS&C Technologies Holdings, Inc...................................  59,054  1,435,012
   *Stamps.com, Inc...................................................   7,743    163,764
   *Standard Microsystems Corp........................................  16,713    616,877
   *StarTek, Inc......................................................   8,129     24,468
   *STEC, Inc.........................................................  34,774    280,626
   *Steel Excel, Inc..................................................   6,102    167,195
  #*STR Holdings, Inc.................................................  11,700     39,078
  #*Stratasys, Inc....................................................   9,911    607,346
  #*SunPower Corp.....................................................  11,115     43,571
   *Super Micro Computer, Inc.........................................  26,084    323,702

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Supertex, Inc.....................................................   9,193 $   156,189
   *Support.com, Inc..................................................  36,023     102,666
   *Sycamore Networks, Inc............................................  21,735     309,724
   *Symantec Corp..................................................... 136,310   2,146,882
   *Symmetricom, Inc..................................................  31,318     187,595
  #*Synaptics, Inc....................................................  20,665     545,143
  #*SYNNEX Corp.......................................................  29,196     987,701
   *Synopsys, Inc.....................................................  94,902   2,874,582
    Syntel, Inc.......................................................  23,288   1,353,731
  #*Take-Two Interactive Software, Inc................................  56,358     494,823
    TE Connectivity, Ltd.............................................. 116,831   3,856,591
   *Tech Data Corp....................................................  31,758   1,591,076
   *TechTarget, Inc...................................................  23,267      95,627
   *TeleCommunication Systems, Inc. Class A...........................  32,401      43,093
   *TeleNav, Inc......................................................  18,127     104,593
   *TeleTech Holdings, Inc............................................  34,273     564,134
    Tellabs, Inc...................................................... 268,460     883,233
    Telular Corp......................................................   9,743      91,876
  #*Teradata Corp.....................................................  40,893   2,765,185
  #*Teradyne, Inc..................................................... 147,140   2,164,429
    Tessco Technologies, Inc..........................................   5,682     106,538
    Tessera Technologies, Inc.........................................  39,255     567,235
   #Texas Instruments, Inc............................................ 211,656   5,765,509
    TheStreet, Inc....................................................  10,517      15,250
  #*THQ, Inc..........................................................   2,759      14,209
  #*TIBCO Software, Inc...............................................  73,100   2,053,379
   *TiVo, Inc.........................................................  75,125     652,836
   *TNS, Inc..........................................................  14,644     247,923
    Total System Services, Inc........................................ 104,463   2,470,550
   *Transact Technologies, Inc........................................   3,927      30,356
   *TranSwitch Corp...................................................     131         107
   *Trimble Navigation, Ltd...........................................  42,611   1,885,963
   *Trio-Tech International...........................................   1,525       2,226
   *TriQuint Semiconductor, Inc....................................... 127,308     718,017
   *TSR, Inc..........................................................     210         815
   *TTM Technologies, Inc.............................................  61,352     671,191
   *Tyler Technologies, Inc...........................................  17,136     668,647
  #*Ultimate Software Group, Inc......................................   4,536     405,836
   *Ultra Clean Holdings..............................................  17,376     104,951
   *Ultratech, Inc....................................................  16,532     525,883
  #*Unisys Corp.......................................................  26,350     511,980
    United Online, Inc................................................  67,442     285,954
   *Unwired Planet, Inc...............................................  39,688      77,788
  #*USA Technologies, Inc.............................................  15,296      25,238
   *UTStarcom Holdings Corp...........................................  68,119      72,887
  #*ValueClick, Inc...................................................  50,449     792,554
  #*Veeco Instruments, Inc............................................  30,555   1,091,119
  #*VeriFone Systems, Inc.............................................  34,721   1,260,025
  #*Verint Systems, Inc...............................................   6,172     172,261
  #*VeriSign, Inc.....................................................  38,866   1,726,428
  #*ViaSat, Inc.......................................................  27,665   1,059,570
   *Viasystems Group, Inc.............................................  11,635     179,179
   *Vicon Industries, Inc.............................................     600       1,860
   *Video Display Corp................................................   3,612      14,267
  #*VirnetX Holding Corp..............................................   8,720     206,315
   *Virtusa Corp......................................................  21,168     320,695
    Visa, Inc......................................................... 114,676  14,801,231
  #*Vishay Intertechnology, Inc....................................... 113,947   1,124,657
   *Vishay Precision Group, Inc.......................................   9,993     135,905
  #*VistaPrint NV.....................................................  23,086     796,467
  #*VMware, Inc. Class A..............................................  15,001   1,361,491

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *Volterra Semiconductor Corp.......................................  15,943 $    366,370
  #*Wave Systems Corp. Class A........................................   1,900        1,235
    Wayside Technology Group, Inc.....................................   2,200       28,138
   *Web.com Group, Inc................................................  30,613      474,502
  #*WebMD Health Corp.................................................  31,478      463,041
   *Websense, Inc.....................................................  10,792      161,988
   *Westell Technologies, Inc. Class A................................  39,627       86,783
   *Western Digital Corp.............................................. 150,212    5,973,931
    Western Union Co. (The)........................................... 150,480    2,622,866
   *Wireless Telecom Group, Inc.......................................   3,316        4,145
   *WPCS International, Inc...........................................   2,200        1,650
  #*Wright Express Corp...............................................  24,148    1,554,648
   #Xerox Corp........................................................ 790,835    5,480,487
    Xilinx, Inc.......................................................  38,647    1,252,163
   *XO Group, Inc.....................................................  21,877      188,361
    Xyratex, Ltd......................................................  22,864      270,481
   *Yahoo!, Inc....................................................... 319,477    5,060,516
   *Zebra Technologies Corp. Class A..................................  31,531    1,089,081
   *Zix Corp..........................................................  34,570       84,351
   *Zygo Corp.........................................................  11,757      210,215
                                                                               ------------
Total Information Technology..........................................          768,353,700
                                                                               ------------
Materials -- (4.3%)
    A. Schulman, Inc..................................................  22,446      490,670
  #*A.M. Castle & Co..................................................  17,520      127,721
   *AEP Industries, Inc...............................................   3,400      159,732
    Air Products & Chemicals, Inc.....................................  33,491    2,693,681
    Airgas, Inc.......................................................  38,100    3,022,092
   #AK Steel Holding Corp.............................................  81,789      435,117
    Albemarle Corp....................................................  28,735    1,672,952
   #Alcoa, Inc........................................................ 561,775    4,758,234
    Allegheny Technologies, Inc.......................................  55,714    1,673,091
   *Allied Nevada Gold Corp...........................................  32,149      831,052
   #AMCOL International Corp..........................................  20,045      615,382
   *American Biltrite, Inc............................................      17       12,325
   *American Pacific Corp.............................................   3,651       37,094
    American Vanguard Corp............................................  18,261      427,125
   #AptarGroup, Inc...................................................  41,257    2,063,263
  #*Arabian American Development Co...................................  13,745      130,578
    Ashland, Inc......................................................  46,343    3,262,084
    Balchem Corp......................................................  10,248      341,566
    Ball Corp.........................................................  40,385    1,678,401
   #Bemis Co., Inc....................................................  80,999    2,490,719
    Boise, Inc........................................................  82,229      608,495
    Buckeye Technologies, Inc.........................................  25,791      776,825
    Cabot Corp........................................................  49,935    1,947,465
   *Calgon Carbon Corp................................................  35,307      488,649
    Carpenter Technology Corp.........................................  30,942    1,480,884
   #Celanese Corp. Class A............................................  37,133    1,415,881
   *Century Aluminum Co...............................................  58,829      359,445
    CF Industries Holdings, Inc.......................................  33,971    6,650,163
   #Chase Corp........................................................   5,531       85,509
   *Chemtura Corp.....................................................  77,787    1,051,680
   *Clearwater Paper Corp.............................................  17,298      609,582
   #Cliffs Natural Resources, Inc.....................................  80,521    3,292,504
   *Coeur d'Alene Mines Corp..........................................  67,746    1,104,937
    Commercial Metals Co..............................................  88,264    1,137,723
   #Compass Minerals International, Inc...............................  20,412    1,476,604
   *Contango ORE, Inc.................................................     833        7,081
   *Continental Materials Corp........................................     268        3,914
   *Core Molding Technologies, Inc....................................   5,580       44,891

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
  #*Crown Holdings, Inc...............................................  35,045 $1,258,116
   #Cytec Industries, Inc.............................................  36,234  2,230,565
    Deltic Timber Corp................................................   6,112    377,783
   #Domtar Corp.......................................................  28,409  2,098,289
    Dow Chemical Co. (The)............................................ 326,776  9,404,613
   #E.I. du Pont de Nemours & Co...................................... 166,830  8,291,451
    Eagle Materials, Inc..............................................  28,341    984,850
    Eastman Chemical Co...............................................  55,857  2,920,204
    Ecolab, Inc.......................................................  92,507  6,054,583
   *Ferro Corp........................................................  48,221    148,038
  #*Flotek Industries, Inc............................................  19,256    188,131
    FMC Corp..........................................................  33,246  1,818,556
    Freeport-McMoRan Copper & Gold, Inc. Class B...................... 189,117  6,367,569
    Friedman Industries, Inc..........................................   5,521     50,352
  #*General Moly, Inc.................................................  63,899    190,419
    Georgia Gulf Corp.................................................  26,769    877,488
   #Globe Specialty Metals, Inc.......................................  39,555    495,624
  #*Golden Minerals Co................................................   7,014     29,599
   *Graphic Packaging Holding Co...................................... 269,699  1,510,314
   *Greif, Inc. Class A...............................................  19,565    846,382
   #Greif, Inc. Class B...............................................  14,223    711,150
    H.B. Fuller Co....................................................  36,172  1,056,946
   #Hawkins, Inc......................................................   6,310    240,032
    Haynes International, Inc.........................................   7,427    357,907
   *Headwaters, Inc...................................................  36,139    225,869
   #Hecla Mining Co................................................... 202,552    911,484
   *Horsehead Holding Corp............................................  33,675    304,085
    Huntsman Corp..................................................... 188,692  2,386,954
    Innophos Holdings, Inc............................................  13,573    786,827
   *Innospec, Inc.....................................................  15,745    489,984
   #International Flavors & Fragrances, Inc...........................  19,000  1,059,060
    International Paper Co............................................ 147,971  4,854,929
  #*Intrepid Potash, Inc..............................................  40,753    951,175
    Kaiser Aluminum Corp..............................................  15,178    827,808
   *KapStone Paper & Packaging Corp...................................  36,317    610,489
    KMG Chemicals, Inc................................................   8,251    147,528
    Koppers Holdings, Inc.............................................   7,843    258,348
   *Kraton Performance Polymers, Inc..................................  24,522    574,305
   #Kronos Worldwide, Inc.............................................  50,119    848,013
   *Landec Corp.......................................................  19,189    153,320
  #*Louisiana-Pacific Corp............................................ 108,449  1,119,194
   *LSB Industries, Inc...............................................  12,595    404,677
    LyondellBasell Industries NV Class A..............................  64,252  2,861,142
   #Martin Marietta Materials, Inc....................................  27,856  2,093,100
   *Material Sciences Corp............................................   3,017     24,377
    Materion Corp.....................................................  15,580    305,835
  #*McEwen Mining, Inc................................................  40,866    122,189
    MeadWestvaco Corp................................................. 102,184  2,902,026
   *Mercer International, Inc.........................................  42,084    220,520
   *Metals USA Holdings Corp..........................................  29,183    474,807
   #Minerals Technologies, Inc........................................  13,899    888,702
   *Mines Management, Inc.............................................   4,267      5,334
   *Mod-Pac Corp......................................................   1,105      4,862
  #*Molycorp, Inc.....................................................  10,678    186,011
    Monsanto Co.......................................................  98,112  8,400,349
    Mosaic Co. (The)..................................................  31,774  1,846,387
    Myers Industries, Inc.............................................  23,439    385,337
    Neenah Paper, Inc.................................................  10,961    294,412
    NewMarket Corp....................................................   8,104  1,862,948
    Newmont Mining Corp............................................... 127,038  5,649,380
    Noranda Aluminum Holding Corp.....................................  43,884    273,397

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
   *Northern Technologies International Corp..........................   2,180 $     21,920
   #Nucor Corp........................................................ 184,533    7,233,694
    Olin Corp.........................................................  62,613    1,267,287
    Olympic Steel, Inc................................................   8,172      127,892
   *OM Group, Inc.....................................................  22,385      351,444
   *Omnova Solutions, Inc.............................................  34,023      247,687
   *Owens-Illinois, Inc............................................... 108,895    2,009,113
    P.H. Glatfelter Co................................................  30,425      484,062
    Packaging Corp. of America........................................  61,387    1,890,106
   *Penford Corp......................................................   8,423       66,457
   #PolyOne Corp......................................................  62,522      920,949
    PPG Industries, Inc...............................................  33,533    3,670,522
    Praxair, Inc......................................................  53,371    5,537,775
    Quaker Chemical Corp..............................................   9,695      429,198
    Reliance Steel & Aluminum Co......................................  58,630    3,018,272
    Rock-Tenn Co. Class A.............................................  40,936    2,383,294
    Rockwood Holdings, Inc............................................  48,139    2,128,707
    Royal Gold, Inc...................................................  34,390    2,602,635
    RPM International, Inc............................................  81,643    2,163,540
   *RTI International Metals, Inc.....................................  23,707      532,222
   #Schnitzer Steel Industries, Inc. Class A..........................  18,128      520,455
   #Schweitzer-Mauduit International, Inc.............................  11,354      773,207
   #Scotts Miracle-Gro Co. Class A (The)..............................  34,613    1,381,059
    Sealed Air Corp................................................... 149,114    2,415,647
   *Senomyx, Inc......................................................   8,376       17,255
    Sensient Technologies Corp........................................  39,298    1,393,114
   #Sherwin-Williams Co. (The)........................................  25,786    3,464,349
   #Sigma-Aldrich Corp................................................  25,013    1,730,900
    Silgan Holdings, Inc..............................................  43,947    1,811,056
   *Silver Bull Resources, Inc........................................     500          225
   *Solitario Exploration & Royalty Corp..............................   1,700        2,091
    Sonoco Products Co................................................  62,366    1,890,313
   #Southern Copper Corp..............................................  41,034    1,324,578
   *Spartech Corp.....................................................  20,213      102,884
    Steel Dynamics, Inc............................................... 167,385    2,157,593
    Stepan Co.........................................................   6,453      572,123
   *Stillwater Mining Co..............................................  88,279      783,918
   *SunCoke Energy, Inc...............................................  37,906      606,496
    Synalloy Corp.....................................................   4,755       59,485
    Texas Industries, Inc.............................................  21,986      918,355
   #Titanium Metals Corp.............................................. 104,193    1,214,890
    Tredegar Corp.....................................................  12,571      186,177
   *United States Lime & Minerals, Inc................................   3,372      153,729
   #United States Steel Corp.......................................... 108,278    2,235,941
   *Universal Stainless & Alloy Products, Inc.........................   5,348      182,474
    Valhi, Inc........................................................  66,024      734,847
    Valspar Corp......................................................  63,347    3,180,019
   *Verso Paper Corp..................................................  12,902       17,031
    Vulcan Materials Co...............................................  87,672    3,396,413
   #Walter Energy, Inc................................................  10,523      360,939
    Wausau Paper Corp.................................................  36,997      314,105
   #Westlake Chemical Corp............................................  35,426    2,102,887
   #Worthington Industries, Inc.......................................  54,584    1,184,473
   *WR Grace & Co.....................................................  27,933    1,565,365
    Zep, Inc..........................................................  13,557      206,880
   *Zoltek Cos., Inc..................................................  26,780      223,345
                                                                               ------------
Total Materials.......................................................          219,960,630
                                                                               ------------
Other -- (0.0%)
  o*Avigen, Inc. Escrow Shares........................................   5,711           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................   2,293           --

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Other -- (Continued)
  o*Concord Camera Corp. Escrow Shares................................       405 $         --
  o*Gerber Scientific, Inc. Escrow Shares.............................    15,579           --
  o*MAIR Holdings, Inc. Escrow Shares.................................       300           --
  o*Price Communications Liquidation Trust............................     5,700           --
  o*Softbrands, Inc. Escrow Shares....................................     3,200           --
  o*Voyager Learning Co. Escrow Shares................................       669           --
                                                                                 ------------
Total Other...........................................................                     --
                                                                                 ------------
Telecommunication Services -- (2.5%)
    AT&T, Inc......................................................... 1,618,231   61,363,320
    Atlantic Tele-Network, Inc........................................    11,670      407,983
  #*Boingo Wireless, Inc..............................................     4,724       40,579
   *Cbeyond, Inc......................................................    14,916      106,351
   #CenturyLink, Inc..................................................   171,253    7,113,850
   *Cincinnati Bell, Inc..............................................   122,433      471,367
   #Consolidated Communications Holdings, Inc.........................    22,177      351,731
   *Crown Castle International Corp...................................    45,772    2,832,371
   #Frontier Communications Corp......................................   503,663    1,974,359
   *General Communications, Inc. Class A..............................    31,256      295,057
    HickoryTech Corp..................................................     7,611       81,209
    IDT Corp. Class B.................................................    11,266      114,012
  #*Iridium Communications, Inc.......................................    55,519      503,002
  #*Leap Wireless International, Inc..................................    51,554      292,827
  #*Level 3 Communications, Inc.......................................    69,028    1,330,170
    Lumos Networks Corp...............................................    11,302      101,266
   *MetroPCS Communications, Inc......................................   186,127    1,630,473
   *Neutral Tandem, Inc...............................................    24,571      335,640
  #*NII Holdings, Inc.................................................    86,707      585,272
    NTELOS Holdings Corp..............................................    12,219      259,043
   *ORBCOMM, Inc......................................................    32,209      100,170
   *Premiere Global Services, Inc.....................................    38,203      349,939
    Primus Telecommunications Group, Inc..............................     4,901       77,583
  #*SBA Communications Corp...........................................    24,090    1,422,755
    Shenandoah Telecommunications Co..................................    16,009      252,142
   *Sprint Nextel Corp................................................ 1,449,574    6,320,143
    Telephone & Data Systems, Inc.....................................    77,267    1,872,179
   *tw telecom, inc...................................................    93,416    2,347,544
   *United States Cellular Corp.......................................    22,258      915,249
    USA Mobility, Inc.................................................    16,182      180,267
    Verizon Communications, Inc.......................................   729,538   32,931,345
   *Vonage Holdings Corp..............................................    84,000      150,360
    Warwick Valley Telephone Co.......................................     3,521       46,231
   #Windstream Corp...................................................   243,892    2,429,164
                                                                                 ------------
Total Telecommunication Services......................................            129,584,953
                                                                                 ------------
Utilities -- (3.2%)
   *AES Corp. (The)...................................................   414,083    4,993,841
   #AGL Resources, Inc................................................    60,337    2,443,649
    ALLETE, Inc.......................................................    23,757      984,965
    Alliant Energy Corp...............................................    37,851    1,768,020
   #Ameren Corp.......................................................    57,895    1,980,588
    American Electric Power Co., Inc..................................    89,437    3,777,819
    American States Water Co..........................................    11,197      455,158
    American Water Works Co., Inc.....................................    45,693    1,656,371
    Aqua America, Inc.................................................    86,846    2,226,731
    Artesian Resources Corp. Class A..................................     4,012       86,338
    Atmos Energy Corp.................................................    56,767    2,035,097
    Avista Corp.......................................................    36,904    1,021,503
    Black Hills Corp..................................................    27,757      884,060
  #*Cadiz, Inc........................................................     2,464       17,494
    California Water Service Group....................................    26,381      487,257

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Utilities -- (Continued)
   *Calpine Corp...................................................... 272,057 $4,649,454
    CenterPoint Energy, Inc........................................... 108,740  2,290,064
    CH Energy Group, Inc..............................................  10,263    667,403
    Chesapeake Utilities Corp.........................................   5,861    268,082
    Cleco Corp........................................................  38,359  1,678,590
    CMS Energy Corp...................................................  69,200  1,706,472
    Connecticut Water Services, Inc...................................   5,487    165,872
    Consolidated Edison, Inc..........................................  54,689  3,527,441
    Consolidated Water Co., Ltd.......................................   8,676     71,143
    Delta Natural Gas Co., Inc........................................   2,858     58,017
    Dominion Resources, Inc........................................... 107,348  5,830,070
    DTE Energy Co.....................................................  38,250  2,347,403
   *Duke Energy Corp.................................................. 116,863  7,920,974
   *Dynegy, Inc.......................................................  53,752     22,253
    Edison International, Inc.........................................  69,891  3,227,566
   #El Paso Electric Co...............................................  24,771    838,498
    Empire District Electric Co. (The)................................  26,193    563,150
    Entergy Corp......................................................  37,927  2,756,155
    Exelon Corp....................................................... 153,891  6,020,216
   #FirstEnergy Corp..................................................  78,492  3,941,868
    Gas Natural, Inc..................................................   3,269     33,180
    Genie Energy, Ltd. Class B........................................  16,745    118,220
   *GenOn Energy, Inc................................................. 505,699  1,203,564
    Great Plains Energy, Inc..........................................  84,863  1,882,261
   #Hawaiian Electric Industries, Inc.................................  60,725  1,730,055
    IDACORP, Inc......................................................  31,568  1,332,170
   #Integrys Energy Group, Inc........................................  45,029  2,726,056
   #ITC Holdings Corp.................................................  31,918  2,367,996
    Laclede Group, Inc. (The).........................................  13,892    580,408
   #MDU Resources Group, Inc..........................................  66,348  1,485,532
   #MGE Energy, Inc...................................................  14,072    674,612
    Middlesex Water Co................................................   9,423    176,210
    National Fuel Gas Co..............................................  19,658    962,063
   #New Jersey Resources Corp.........................................  25,404  1,166,044
    NextEra Energy, Inc...............................................  74,592  5,288,573
    NiSource, Inc.....................................................  67,726  1,733,108
   #Northeast Utilities, Inc..........................................  75,996  3,030,720
   #Northwest Natural Gas Co..........................................  16,790    817,505
    NorthWestern Corp.................................................  22,886    845,180
  #*NRG Energy, Inc................................................... 123,902  2,455,738
    NV Energy, Inc.................................................... 127,463  2,331,298
   #OGE Energy Corp...................................................  23,869  1,267,683
    ONEOK, Inc........................................................  52,236  2,325,024
   #Ormat Technologies, Inc...........................................  33,157    596,826
    Otter Tail Corp...................................................  22,174    520,424
   #Pepco Holdings, Inc...............................................  51,429  1,026,523
    PG&E Corp.........................................................  72,168  3,331,275
   #Piedmont Natural Gas Co...........................................  44,714  1,421,011
    Pinnacle West Capital Corp........................................  26,480  1,417,739
   #PNM Resources, Inc................................................  51,960  1,080,768
    Portland General Electric Co......................................  47,616  1,296,584
    PPL Corp.......................................................... 108,035  3,122,212
    Public Service Enterprise Group, Inc.............................. 133,879  4,450,138
    Questar Corp...................................................... 112,324  2,285,793
    RGC Resources, Inc................................................   1,364     24,388
   #SCANA Corp........................................................  29,509  1,450,958
   #Sempra Energy.....................................................  41,851  2,946,729
    SJW Corp..........................................................  12,792    298,437
    South Jersey Industries, Inc......................................  18,218    963,003
   #Southern Co. (The)................................................ 164,605  7,925,731
    Southwest Gas Corp................................................  29,046  1,297,194

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                SHARES         VALUE+
                                                                                ------         ------
Utilities -- (Continued)
   *Synthesis Energy Systems, Inc......................................         27,753 $       30,528
    TECO Energy, Inc...................................................         96,374      1,753,043
    UGI Corp...........................................................         80,336      2,462,298
    UIL Holdings Corp..................................................         31,693      1,173,909
    Unitil Corp........................................................          8,563        227,433
    UNS Energy Corp....................................................         25,199      1,025,599
   #Vectren Corp.......................................................         51,651      1,541,782
   #Westar Energy, Inc.................................................         77,501      2,368,431
    WGL Holdings, Inc..................................................         32,512      1,315,110
    Wisconsin Energy Corp..............................................         56,824      2,315,010
    Xcel Energy, Inc...................................................         98,899      2,897,741
    York Water Co......................................................          8,089        145,846
                                                                                       --------------
Total Utilities........................................................                   162,615,245
                                                                                       --------------
TOTAL COMMON STOCKS....................................................                 4,542,863,199
                                                                                       --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc..................................................             90          9,915
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights.......................................            900             --
  o*Capital Bank Corp. Contingent Value Rights.........................            988             --
  o*CVR Energy, Inc. Contingent Value Rights...........................         60,988             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights................          1,100             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17.......................          4,233          3,598
  o*PhotoMedex, Inc. Contingent Value Warrants.........................            389             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17......................            294             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17......................            294             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS..................................................                         3,598
                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares...........................................................     26,180,971     26,180,971
                                                                                       --------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                               -------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@DFA Short Term Investment Fund.....................................    575,989,813    575,989,813
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,444,273 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $1,448,608) to be repurchased at $1,402,205.......................         $1,402      1,402,198
                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL....................................                   577,392,011
                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,569,523,982)^^..............................................                $5,146,449,694
                                                                                       ==============

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

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........... $  615,865,940 $     27,736   --    $  615,893,676
  Consumer Staples.................    381,645,154           --   --       381,645,154
  Energy...........................    459,068,094           --   --       459,068,094
  Financials.......................    718,633,523        1,029   --       718,634,552
  Health Care......................    506,222,234           --   --       506,222,234
  Industrials......................    580,867,841       17,120   --       580,884,961
  Information Technology...........    768,353,700           --   --       768,353,700
  Materials........................    219,960,630           --   --       219,960,630
  Other............................             --           --   --                --
  Telecommunication Services.......    129,584,953           --   --       129,584,953
  Utilities........................    162,615,245           --   --       162,615,245
Preferred Stocks
  Energy...........................             --        9,915   --             9,915
Rights/Warrants....................          3,598           --   --             3,598
Temporary Cash Investments.........     26,180,971           --   --        26,180,971
Securities Lending Collateral......             --  577,392,011   --       577,392,011
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,569,001,883 $577,447,811   --    $5,146,449,694
                                    ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                        ------     ------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (11.9%)
 *1-800-FLOWERS.COM, Inc. Class A.....................................  38,090 $  133,696
  A.H. Belo Corp. Class A.............................................  24,029     99,480
  Aaron's, Inc........................................................ 115,390  3,384,389
 #Abercrombie & Fitch Co. Class A.....................................  96,954  3,277,045
  Acme United Corp....................................................   2,302     24,862
 #Advance Auto Parts, Inc.............................................  19,701  1,382,025
 *Aeropostale, Inc.................................................... 103,133  2,033,783
 *AFC Enterprises, Inc................................................  22,826    504,226
#*ALCO Stores, Inc....................................................     100        672
 *Aldila, Inc.........................................................   2,616      5,232
#*Amazon.com, Inc.....................................................  36,479  8,510,551
 #Ambassadors Group, Inc..............................................  23,469    128,141
#*AMC Networks, Inc. Class A..........................................  34,612  1,500,776
 #Amcon Distributing Co...............................................     668     42,084
 *American Apparel, Inc...............................................  38,775     31,796
 #American Eagle Outfitters, Inc...................................... 274,812  5,721,586
 #American Greetings Corp. Class A....................................  29,700    394,713
#*American Public Education, Inc......................................  13,245    332,582
 *America's Car-Mart, Inc.............................................  14,490    664,801
 *Amerigon, Inc.......................................................  31,644    355,995
  Ameristar Casinos, Inc..............................................  56,601    954,859
 *ANN, Inc............................................................  68,590  1,857,417
#*Apollo Group, Inc. Class A..........................................  20,644    561,517
  Arbitron, Inc.......................................................  18,047    632,908
 *Arctic Cat, Inc.....................................................  19,576    861,344
  Ark Restaurants Corp................................................   4,916     73,298
 *Asbury Automotive Group, Inc........................................  47,963  1,254,712
 *Ascena Retail Group, Inc............................................ 217,988  3,997,900
 *Ascent Capital Group, Inc. Class A..................................  19,706    980,965
 #Autoliv, Inc........................................................  39,955  2,260,254
#*AutoNation, Inc..................................................... 103,579  4,084,120
#*AutoZone, Inc.......................................................   4,966  1,863,392
 *Ballantyne Strong, Inc..............................................  17,770     95,070
#*Bally Technologies, Inc.............................................  37,045  1,619,237
#*Barnes & Noble, Inc.................................................  90,783  1,204,690
  Bassett Furniture Industries, Inc...................................  14,448    176,988
 *BB Liquidating, Inc.................................................  10,100        163
#*Beasley Broadcast Group, Inc. Class A...............................   8,562     42,981
 *Beazer Homes USA, Inc............................................... 112,012    259,868
  bebe stores, Inc.................................................... 124,785    748,710
#*Bed Bath & Beyond, Inc..............................................  45,415  2,768,044
  Belo Corp. Class A.................................................. 157,142  1,076,423
  Benihana, Inc.......................................................  23,265    377,358
 #Best Buy Co., Inc................................................... 252,444  4,566,712
  Big 5 Sporting Goods Corp...........................................  30,013    226,298
#*Big Lots, Inc.......................................................  60,719  2,459,727
 *Biglari Holdings, Inc...............................................   2,234    839,426
#*BJ's Restaurants, Inc...............................................  33,901  1,341,802
#*Blue Nile, Inc......................................................   6,985    179,375
 *Bluegreen Corp......................................................  31,025    148,610
  Blyth, Inc..........................................................  24,520    840,546
 #Bob Evans Farms, Inc................................................  44,192  1,702,276
 *Body Central Corp...................................................      72        744
 #Bon-Ton Stores, Inc. (The)..........................................  26,063    172,016
#*Books-A-Million, Inc................................................  20,408     48,163
#*BorgWarner, Inc.....................................................  25,400  1,704,340
  Bowl America, Inc. Class A..........................................   3,937     49,409
#*Boyd Gaming Corp.................................................... 103,900    592,230

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
   *Bravo Brio Restaurant Group, Inc..................................    24,835 $   448,768
  #*Bridgepoint Education, Inc........................................    56,317     512,485
    Brinker International, Inc........................................    52,003   1,685,417
   *Brookfield Residential Properties, Inc............................     5,046      56,969
   #Brown Shoe Co., Inc...............................................    65,046     895,033
    Brunswick Corp....................................................    86,917   1,911,305
   #Buckle, Inc. (The)................................................    38,775   1,499,429
  #*Buffalo Wild Wings, Inc...........................................    23,569   1,710,874
   *Build-A-Bear Workshop, Inc........................................    26,815     124,690
  #*Cabela's, Inc.....................................................   100,507   4,617,292
   #Cablevision Systems Corp. Class A.................................    49,802     763,963
   *Cache, Inc........................................................    18,700      65,450
    Callaway Golf Co..................................................    97,316     534,265
   *Cambium Learning Group, Inc.......................................    82,206      93,304
    Canterbury Park Holding Corp......................................     5,270      55,072
   *Capella Education Co..............................................    18,886     500,857
   *Career Education Corp.............................................   101,097     476,167
  #*Caribou Coffee Co., Inc...........................................    30,662     348,627
  #*CarMax, Inc.......................................................    80,589   2,242,792
   *Carmike Cinemas, Inc..............................................     9,206     127,963
   #Carnival Corp.....................................................   247,800   8,246,784
    Carriage Services, Inc............................................    21,961     177,445
   *Carrols Restaurant Group, Inc.....................................    34,757     188,035
  #*Carter's, Inc.....................................................    77,010   3,902,097
   *Casual Male Retail Group, Inc.....................................    64,051     243,394
    Cato Corp. Class A (The)..........................................    41,376   1,158,528
   *Cavco Industries, Inc.............................................    10,247     490,421
    CBS Corp. Class A.................................................    18,791     633,257
    CBS Corp. Class B.................................................   398,207  13,324,006
    CEC Entertainment, Inc............................................    23,178     798,714
  #*Central European Media Enterprises, Ltd. Class A..................    18,678      94,137
  #*Charles & Colvard, Ltd............................................    19,498      72,338
   *Charter Communications, Inc. Class A..............................     6,441     495,442
  #*Cheesecake Factory, Inc. (The)....................................    83,724   2,806,428
    Cherokee, Inc.....................................................     8,005     107,267
    Chico's FAS, Inc..................................................   208,825   3,199,199
  #*Children's Place Retail Stores, Inc. (The)........................    37,869   1,923,745
  #*Chipotle Mexican Grill, Inc.......................................     5,722   1,672,712
   #Choice Hotels International, Inc..................................    33,681   1,349,934
    Christopher & Banks Corp..........................................    43,680      95,222
   *Chromcraft Revington, Inc.........................................     2,958       3,845
    Churchill Downs, Inc..............................................    26,352   1,458,320
   #Cinemark Holdings, Inc............................................   153,849   3,596,990
   *Citi Trends, Inc..................................................    22,270     334,718
   *Clear Channel Outdoor Holdings, Inc. Class A......................    55,873     282,717
   #Coach, Inc........................................................    30,042   1,481,972
   *Coast Distribution System, Inc. (The).............................     1,760       3,326
   *Cobra Electronics Corp............................................     9,352      42,739
  #*Coinstar, Inc.....................................................    37,109   1,762,306
   *Coldwater Creek, Inc..............................................    80,536      51,543
  #*Collective Brands, Inc............................................    90,502   1,947,603
    Collectors Universe, Inc..........................................     8,599     125,459
   #Columbia Sportswear Co............................................    50,929   2,576,498
   #Comcast Corp. Class A............................................. 1,067,098  34,734,040
    Comcast Corp. Special Class A.....................................   337,406  10,773,374
  #*Conn's, Inc.......................................................    49,933     891,304
    Cooper Tire & Rubber Co...........................................    94,706   1,654,514
    Core-Mark Holding Co., Inc........................................    17,012     821,509
   *Corinthian Colleges, Inc..........................................   125,219     252,942
    Cracker Barrel Old Country Store, Inc.............................    29,416   1,843,207
   *Crocs, Inc........................................................   136,961   2,102,351

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
  #*Crown Media Holdings, Inc. Class A................................  51,149 $   99,741
    CSS Industries, Inc...............................................   8,600    161,164
    CTC Media, Inc....................................................  36,143    268,181
    Culp, Inc.........................................................  14,714    147,140
   *Cumulus Media, Inc. Class A.......................................  22,186     55,909
   *Cybex International, Inc..........................................   9,222     11,343
   #D.R. Horton, Inc.................................................. 360,331  6,352,636
   #Dana Holding Corp................................................. 225,191  2,968,017
    Darden Restaurants, Inc...........................................  51,600  2,640,888
  #*Deckers Outdoor Corp..............................................  41,400  1,726,794
   *dELiA*s, Inc......................................................  15,474     23,520
   *Delta Apparel, Inc................................................  16,268    227,752
    Destination Maternity Corp........................................  20,704    370,395
   #DeVry, Inc........................................................  81,188  1,593,720
  o*DGSE Cos., Inc....................................................   8,710     64,715
  #*Dial Global, Inc..................................................   3,376      9,318
   #Dick's Sporting Goods, Inc........................................  28,649  1,407,239
  #*Digital Generation, Inc...........................................  34,840    371,394
   #Dillard's, Inc. Class A...........................................  87,901  5,733,782
   *DineEquity, Inc...................................................  27,861  1,484,991
  #*DIRECTV Class A................................................... 110,916  5,508,089
  #*Discovery Communications, Inc. Class A............................  42,342  2,143,775
   *Discovery Communications, Inc. Class B............................   2,270    115,225
   *Discovery Communications, Inc. Class C............................  35,622  1,660,698
    DISH Network Corp. Class A........................................  40,341  1,240,889
   *Dixie Group, Inc. (The)...........................................  11,235     38,873
  #*Dollar General Corp...............................................  23,310  1,189,043
  #*Dollar Tree, Inc..................................................  48,760  2,454,578
    Domino's Pizza, Inc...............................................  57,309  1,956,529
  #*Dorman Products, Inc..............................................  54,753  1,572,506
    Dover Downs Gaming & Entertainment, Inc...........................  18,137     49,514
   *Dover Motorsports, Inc............................................   9,156     13,734
  #*DreamWorks Animation SKG, Inc. Class A............................  79,766  1,531,507
   *Drew Industries, Inc..............................................  32,401    870,291
   #DSW, Inc. Class A.................................................  46,290  2,736,665
   *E.W. Scripps Co. Class A (The)....................................  65,616    609,573
   *EDCI Holdings, Inc................................................   3,419     16,240
  #*Education Management Corp.........................................  69,433    261,068
    Educational Development Corp......................................   3,809     15,617
    Einstein Noah Restaurant Group, Inc...............................  23,959    407,303
   *Emerson Radio Corp................................................  26,350     52,964
   *Emmis Communications Corp. Class A................................   5,500     12,265
   *Empire Resorts, Inc...............................................   4,000      6,520
   *Enova Systems, Inc................................................   1,669         70
  #*Entercom Communications Corp. Class A.............................  41,042    223,268
   *Entertainment Gaming Asia, Inc....................................   2,058      5,639
    Entravision Communications Corp. Class A..........................  62,347     77,310
    Escalade, Inc.....................................................  10,743     64,458
   #Ethan Allen Interiors, Inc........................................  42,795    882,861
   *Ever-Glory International Group, Inc...............................   2,000      3,260
   *Exide Technologies................................................ 113,896    333,715
   #Expedia, Inc......................................................  53,030  3,022,180
  #*Express, Inc......................................................  48,802    785,712
   #Family Dollar Stores, Inc.........................................  53,600  3,541,888
   *Famous Dave's of America, Inc.....................................  10,924    113,610
  #*Federal-Mogul Corp................................................ 103,878  1,033,586
   *Fiesta Restaurant Group, Inc......................................  31,463    484,216
    Finish Line, Inc. Class A (The)...................................  77,273  1,613,460
   *Fisher Communications, Inc........................................   9,960    318,322
  #*Flanigan's Enterprises, Inc.......................................   1,000      8,205
    Flexsteel Industries, Inc.........................................   7,812    167,099

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #Foot Locker, Inc.................................................. 220,508 $ 7,281,174
   #Ford Motor Co..................................................... 333,761   3,083,952
  #*Fossil, Inc.......................................................  40,441   2,899,215
   *Frederick's of Hollywood Group, Inc...............................   4,166       1,625
    Fred's, Inc. Class A..............................................  55,910     793,922
    Frisch's Restaurants, Inc.........................................   7,545     245,288
  #*Fuel Systems Solutions, Inc.......................................  30,097     533,319
   *Full House Resorts, Inc...........................................  19,925      54,395
   *Furniture Brands International, Inc...............................  62,024      68,226
   *Gaiam, Inc. Class A...............................................  18,959      65,029
   #GameStop Corp. Class A............................................ 202,321   3,241,182
    Gaming Partners International Corp................................   8,266      51,167
   #Gannett Co., Inc.................................................. 356,153   5,025,319
   #Gap, Inc. (The)................................................... 250,607   7,390,400
   #Garmin, Ltd....................................................... 135,206   5,220,304
  #*Gaylord Entertainment Co..........................................  74,905   2,752,759
   *Geeknet, Inc......................................................   7,665     153,300
  #*General Motors Co................................................. 291,317   5,741,858
   *Genesco, Inc......................................................  37,779   2,501,725
   #Gentex Corp.......................................................  70,447   1,127,856
    Genuine Parts Co..................................................  58,553   3,749,149
   *G-III Apparel Group, Ltd..........................................  29,752     731,007
   *Global Sources, Ltd...............................................  29,825     178,950
    GNC Holdings, Inc. Class A........................................   2,598     100,101
  #*Goodyear Tire & Rubber Co. (The).................................. 207,129   2,371,627
   *Gordmans Stores, Inc..............................................  11,457     194,082
   *Grand Canyon Education, Inc.......................................  45,240     752,794
   *Gray Television, Inc..............................................  57,403      96,437
   *Gray Television, Inc. Class A.....................................   3,160       4,740
   #Group 1 Automotive, Inc...........................................  35,030   1,882,862
   #Guess?, Inc....................................................... 110,348   3,321,475
    H&R Block, Inc....................................................  48,700     785,531
   *Hallwood Group, Inc. (The)........................................   1,023      10,077
   *Hampshire Group, Ltd..............................................   1,000       3,095
  #*Hanesbrands, Inc..................................................  47,175   1,416,194
    Harley-Davidson, Inc..............................................  64,955   2,808,005
  #*Harman International Industries, Inc.............................. 107,592   4,341,337
   *Harris Interactive, Inc...........................................  13,112      15,079
    Harte-Hanks, Inc..................................................  90,646     571,070
   #Hasbro, Inc.......................................................  34,967   1,252,518
   *Hastings Entertainment, Inc.......................................   2,673       5,159
    Haverty Furniture Cos., Inc.......................................  26,699     301,165
    Haverty Furniture Cos., Inc. Class A..............................   2,523      28,762
   *Heelys, Inc.......................................................   6,558      12,788
   *Helen of Troy, Ltd................................................  48,379   1,473,624
  o*Here Media, Inc...................................................     300           3
  o*Here Media, Inc. Special Shares...................................     300           3
  #*hhgregg, Inc......................................................  53,331     366,917
  #*Hibbett Sports, Inc...............................................  24,675   1,499,500
   #Hillenbrand, Inc..................................................  92,043   1,591,423
   *Hollywood Media Corp..............................................  12,071      16,054
    Home Depot, Inc. (The)............................................ 301,629  15,739,001
    Hooker Furniture Corp.............................................  16,557     195,207
    Hot Topic, Inc....................................................  65,359     664,047
  #*Hovnanian Enterprises, Inc. Class A...............................  53,473     124,057
    HSN, Inc..........................................................  62,267   2,637,630
  #*Hyatt Hotels Corp. Class A........................................  19,750     702,112
  #*Iconix Brand Group, Inc........................................... 106,231   1,883,476
   *Image Entertainment, Inc..........................................   8,257         367
   #International Game Technology.....................................  59,806     677,004
    International Speedway Corp. Class A..............................  38,856     996,268

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #Interpublic Group of Cos., Inc. (The)............................. 412,069 $ 4,067,121
    Interval Leisure Group, Inc.......................................  83,119   1,524,402
  #*iRobot Corp.......................................................  29,445     670,168
   *Isle of Capri Casinos, Inc........................................  54,600     320,502
  #*ITT Educational Services, Inc.....................................  15,300     593,946
   *J. Alexander's Corp...............................................  13,496     175,988
   #J.C. Penney Co., Inc.............................................. 188,258   4,237,688
   *Jack in the Box, Inc..............................................  70,959   1,915,183
    JAKKS Pacific, Inc................................................  27,534     441,095
    Jarden Corp....................................................... 102,085   4,614,242
   #John Wiley & Sons, Inc. Class B...................................   7,502     358,408
   #Johnson Controls, Inc............................................. 265,863   6,553,523
   *Johnson Outdoors, Inc. Class A....................................  19,561     409,412
    Jones Group, Inc. (The)........................................... 122,936   1,299,434
  #*Jos. A. Bank Clothiers, Inc.......................................  41,292   1,745,000
   *Journal Communications, Inc. Class A..............................  67,206     372,321
  #*K12, Inc..........................................................  49,967     903,403
   #KB Home........................................................... 120,600   1,114,344
   *Kenneth Cole Productions, Inc. Class A............................  14,822     222,923
   *Kid Brands, Inc...................................................  44,675      68,353
   *Kirkland's, Inc...................................................  28,827     311,620
   #Kohl's Corp....................................................... 122,452   6,088,313
   *Kona Grill, Inc...................................................  11,997      98,975
    Koss Corp.........................................................   4,495      21,171
   *Krispy Kreme Doughnuts, Inc....................................... 103,485     631,258
  #*K-Swiss, Inc. Class A.............................................  35,759     111,210
    Lacrosse Footwear, Inc............................................   8,544     170,453
   *Lakeland Industries, Inc..........................................   7,818      51,599
  #*Lamar Advertising Co. Class A.....................................  64,341   1,952,749
    Las Vegas Sands Corp..............................................  56,918   2,072,954
   *Lazare Kaplan International, Inc..................................   3,667       8,251
   *La-Z-Boy, Inc.....................................................  78,244     935,798
   *LeapFrog Enterprises, Inc.........................................  78,901     906,572
   #Lear Corp.........................................................  70,131   2,493,157
   *Learning Tree International, Inc..................................  16,482      79,608
   *Lee Enterprises, Inc..............................................  46,810      58,512
   #Leggett & Platt, Inc.............................................. 187,397   4,343,862
   #Lennar Corp. Class A.............................................. 217,231   6,345,318
    Lennar Corp. Class B Voting.......................................  33,079     750,893
   *Libbey, Inc.......................................................  27,932     405,573
   *Liberty Global, Inc. Class A......................................  24,979   1,318,392
   *Liberty Global, Inc. Class B......................................     808      42,436
   *Liberty Global, Inc. Class C......................................  60,384   3,009,539
   *Liberty Interactive Corp. Class A................................. 542,102  10,153,570
   *Liberty Interactive Corp. Class B.................................  11,386     216,049
   *Liberty Media Corp. - Liberty Capital Class A..................... 135,703  12,837,504
   *Liberty Media Corp. - Liberty Capital Class B.....................   5,224     493,877
  #*Life Time Fitness, Inc............................................  64,563   2,931,806
    Lifetime Brands, Inc..............................................  15,818     203,736
   #Limited Brands, Inc............................................... 115,444   5,489,362
   *LIN TV Corp. Class A..............................................  44,630     160,222
    Lincoln Educational Services Corp.................................  32,420     141,351
   *Lions Gate Entertainment Corp.....................................     849      11,419
    Lithia Motors, Inc. Class A.......................................  33,640     937,210
   *Live Nation Entertainment, Inc.................................... 289,749   2,584,561
   *LKQ Corp.......................................................... 188,176   6,648,258
  #*LodgeNet Interactive Corp.........................................  18,107      10,864
   #Lowe's Cos., Inc.................................................. 440,112  11,165,641
   *Luby's, Inc.......................................................  35,536     235,604
  #*Lululemon Athletica, Inc..........................................  18,766   1,059,904
  #*Lumber Liquidators Holdings, Inc..................................  34,916   1,476,598

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *M/I Homes, Inc....................................................  30,680 $   508,981
    Mac-Gray Corp.....................................................  19,027     263,143
   #Macy's, Inc....................................................... 276,516   9,910,333
  #*Madison Square Garden Co. Class A (The)...........................  94,635   3,430,519
  #*Maidenform Brands, Inc............................................  35,167     741,320
    Marcus Corp.......................................................  30,027     393,954
    Marine Products Corp..............................................  47,094     256,662
   *MarineMax, Inc....................................................  35,164     261,620
   #Marriott International, Inc. Class A..............................  31,995   1,165,258
   *Marriott Vacations Worldwide Corp.................................   3,006      93,246
  #*Martha Stewart Living Omnimedia Class A...........................  60,321     196,043
    Mattel, Inc....................................................... 125,420   4,411,021
    Matthews International Corp. Class A..............................  42,626   1,236,154
  #*McClatchy Co. Class A (The).......................................  86,999     140,068
    McDonald's Corp...................................................  93,700   8,373,032
   #McGraw-Hill Cos., Inc. (The)......................................  27,929   1,311,546
   #MDC Holdings, Inc.................................................  74,038   2,358,851
  #*Media General, Inc. Class A.......................................  28,031     137,072
   #Men's Wearhouse, Inc. (The).......................................  75,576   2,059,446
   #Meredith Corp.....................................................  54,939   1,815,185
  #*Meritage Homes Corp...............................................  50,714   1,780,061
  #*MGM Resorts International......................................... 496,550   4,727,156
   *Modine Manufacturing Co...........................................  61,802     414,691
   *Mohawk Industries, Inc............................................  97,755   6,493,865
   *Monarch Casino & Resort, Inc......................................  21,976     164,161
   #Monro Muffler Brake, Inc..........................................  46,126   1,525,387
   *Morgans Hotel Group Co............................................   3,709      18,397
   #Morningstar, Inc..................................................  20,040   1,163,723
  #*Motorcar Parts of America, Inc....................................  12,172      54,165
    Movado Group, Inc.................................................  28,114     658,992
   *MTR Gaming Group, Inc.............................................  26,957      97,045
   *Multimedia Games Holding Co., Inc.................................  25,419     359,679
   *Nathan's Famous, Inc..............................................   7,706     233,415
    National CineMedia, Inc...........................................  51,824     732,791
   *Nautilus, Inc.....................................................  43,507     139,222
   *Navarre Corp......................................................  37,060      49,660
  #*Netflix, Inc......................................................  20,041   1,139,331
   *Nevada Gold & Casinos, Inc........................................   1,500       1,560
   *New Frontier Media, Inc...........................................   8,547      13,162
   *New York & Co., Inc...............................................  95,486     434,461
  #*New York Times Co. Class A (The).................................. 210,254   1,629,468
    Newell Rubbermaid, Inc............................................ 160,409   2,831,219
   #News Corp. Class A................................................ 846,333  19,482,586
   #News Corp. Class B................................................ 305,808   7,091,688
   *Nexstar Broadcasting Group, Inc. Class A..........................  10,636      69,347
   #NIKE, Inc. Class B................................................  39,567   3,693,579
   *Nobility Homes, Inc...............................................   2,557      14,524
   #Nordstrom, Inc....................................................  42,272   2,288,606
   #Nutrisystem, Inc..................................................  40,512     424,768
   *NVR, Inc..........................................................   6,499   5,030,096
   *Office Depot, Inc................................................. 410,885     731,375
  #*OfficeMax, Inc.................................................... 118,286     531,104
   #Omnicom Group, Inc................................................  47,482   2,382,647
   *Orbitz Worldwide, Inc.............................................  89,814     389,793
  #*Orchard Supply Hardware Stores Corp. Class A......................   3,617      60,621
  #*O'Reilly Automotive, Inc..........................................  90,600   7,768,044
   *Orient-Express Hotels, Ltd. Class A............................... 157,124   1,432,971
    Outdoor Channel Holdings, Inc.....................................  35,186     244,191
  #*Overstock.com, Inc................................................  21,548     173,246
    Oxford Industries, Inc............................................  22,634     978,694
   *P & F Industries, Inc. Class A....................................   2,869      14,402

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
  #*Pacific Sunwear of California, Inc................................  66,815 $  142,316
   *Panera Bread Co. Class A..........................................  19,844  3,125,232
   *Papa John's International, Inc....................................  29,488  1,504,183
  #*Peet's Coffee & Tea, Inc..........................................  16,392  1,235,957
  #*Penn National Gaming, Inc......................................... 117,431  4,570,415
   #Penske Automotive Group, Inc...................................... 137,560  3,287,684
    Pep Boys - Manny, Moe & Jack (The)................................  75,372    683,624
   *Perfumania Holdings, Inc..........................................   6,982     60,045
   *Perry Ellis International, Inc....................................  24,114    454,549
    PetMed Express, Inc...............................................  30,127    292,834
   #PetSmart, Inc.....................................................  39,873  2,636,004
   #Pier 1 Imports, Inc............................................... 139,418  2,299,003
   *Pinnacle Entertainment, Inc.......................................  76,630    831,436
   *Point.360.........................................................   6,026      3,224
   #Polaris Industries, Inc...........................................  32,961  2,477,349
   #Pool Corp.........................................................  56,154  2,069,836
  #*Premier Exhibitions, Inc..........................................   6,900     15,111
  #*Priceline.com, Inc................................................   4,200  2,779,308
  #*PulteGroup, Inc................................................... 570,771  6,449,712
   #PVH Corp..........................................................  73,475  5,836,119
   *Q.E.P. Co., Inc...................................................     670     11,558
   *Quiksilver, Inc................................................... 247,218    714,460
    R.G. Barry Corp...................................................  21,060    280,519
  #*Radio One, Inc. Class D...........................................  33,982     28,205
   #RadioShack Corp................................................... 143,336    417,108
   #Ralph Lauren Corp.................................................  12,900  1,861,986
   *Reading International, Inc. Class A...............................  14,293     70,607
   *Reading International, Inc. Class B...............................     300      1,590
   *Red Lion Hotels Corp..............................................  26,248    196,335
   *Red Robin Gourmet Burgers, Inc....................................  22,738    678,729
   #Regal Entertainment Group Class A................................. 110,822  1,531,560
   #Regis Corp........................................................  88,172  1,491,870
    Rent-A-Center, Inc................................................  88,695  3,153,994
   *Rentrak Corp......................................................  11,793    220,765
   *Rick's Cabaret International, Inc.................................  11,506     97,111
   *Rockford Corp.....................................................   1,653      7,852
   *Rocky Brands, Inc.................................................   8,403     96,971
    Ross Stores, Inc..................................................  84,222  5,595,710
   #Royal Caribbean Cruises, Ltd...................................... 217,021  5,421,185
   *Ruby Tuesday, Inc.................................................  98,799    633,302
  #*rue21, inc........................................................  29,392    724,219
   *Ruth's Hospitality Group, Inc.....................................  52,042    349,722
   #Ryland Group, Inc. (The)..........................................  69,112  1,650,395
   *Saga Communications, Inc. Class A.................................   3,821    129,532
  #*Saks, Inc......................................................... 243,217  2,536,753
    Salem Communications Corp. Class A................................  21,782    106,514
   *Sally Beauty Holdings, Inc........................................ 101,280  2,675,818
    Scholastic Corp...................................................  38,702  1,166,091
  #*School Specialty, Inc.............................................  24,242     81,453
  #*Scientific Games Corp. Class A.................................... 138,086  1,168,208
   #Scripps Networks Interactive, Inc. Class A........................  29,755  1,602,307
  #*Sealy Corp........................................................  85,603    142,957
  #*Sears Holdings Corp...............................................  80,099  3,964,100
  #*Select Comfort Corp...............................................  45,800  1,191,258
    Service Corp. International....................................... 355,943  4,573,868
    Shiloh Industries, Inc............................................  21,495    225,912
    Shoe Carnival, Inc................................................  31,181    692,218
   *Shuffle Master, Inc...............................................  74,809  1,092,959
  #*Shutterfly, Inc...................................................  53,352  1,751,546
    Signet Jewelers, Ltd. ADR......................................... 125,428  5,508,798
    Sinclair Broadcast Group, Inc. Class A............................  41,284    421,097

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #Six Flags Entertainment Corp......................................  73,682 $ 4,244,820
   *Skechers U.S.A., Inc. Class A.....................................  58,725   1,170,976
    Skyline Corp......................................................  10,884      53,440
   *Smith & Wesson Holding Corp.......................................  93,609     945,451
   #Sonic Automotive, Inc. Class A....................................  62,565   1,071,113
   *Sonic Corp........................................................  43,011     425,809
   #Sotheby's.........................................................  66,038   1,938,215
   *Spanish Broadcasting System, Inc. Class A.........................   2,346       8,798
    Spartan Motors, Inc...............................................  47,451     242,000
  #*Spectrum Group International, Inc.................................     940       1,838
    Speedway Motorsports, Inc.........................................  58,665     933,360
   *Sport Chalet, Inc. Class A........................................   9,608      13,932
   *Sport Chalet, Inc. Class B........................................   1,292       2,313
    Stage Stores, Inc.................................................  47,969     908,533
    Standard Motor Products, Inc......................................  34,219     481,119
  #*Standard Pacific Corp............................................. 294,445   1,669,503
   *Stanley Furniture Co., Inc........................................  13,948      57,047
   #Staples, Inc...................................................... 168,658   2,148,703
   #Starbucks Corp....................................................  67,563   3,059,253
   #Starwood Hotels & Resorts Worldwide, Inc..........................  29,703   1,608,417
   *Stein Mart, Inc...................................................  59,631     474,066
   *Steiner Leisure, Ltd..............................................  22,626     943,504
   *Steinway Musical Instruments, Inc.................................  17,477     430,633
  #*Steven Madden, Ltd................................................  53,874   2,178,126
   #Stewart Enterprises, Inc. Class A................................. 114,611     782,793
   *Stoneridge, Inc...................................................  39,394     252,909
    Strattec Security Corp............................................   4,792     107,868
   #Strayer Education, Inc............................................   7,822     568,347
   #Sturm Ruger & Co., Inc............................................  24,927   1,232,142
    Superior Industries International, Inc............................  42,144     720,241
    Superior Uniform Group, Inc.......................................  12,533     154,031
   *Syms Corp.........................................................  10,474      34,669
   *Systemax, Inc.....................................................  51,897     647,156
   *Talbots, Inc......................................................     391       1,071
   *Tandy Brands Accessories, Inc.....................................   5,800       7,830
    Tandy Leather Factory, Inc........................................   7,929      40,596
   #Target Corp....................................................... 146,665   8,895,232
  #*Tempur-Pedic International, Inc...................................  18,061     514,558
  #*Tenneco, Inc......................................................  37,500   1,098,375
  #*Tesla Motors, Inc.................................................  11,494     315,165
   #Texas Roadhouse, Inc.............................................. 107,157   1,854,888
   #Thor Industries, Inc..............................................  82,237   2,362,669
   #Tiffany & Co......................................................  42,344   2,325,956
   #Time Warner Cable, Inc............................................ 159,874  13,578,099
   #Time Warner, Inc.................................................. 505,637  19,780,519
    TJX Cos., Inc. (The)..............................................  74,256   3,288,056
  #*Toll Brothers, Inc................................................ 244,751   7,139,387
   *Tower International, Inc..........................................     210       1,804
   *Town Sports International Holdings, Inc...........................  26,956     348,272
    Tractor Supply Co.................................................  61,800   5,615,766
   *Trans World Entertainment Corp....................................   1,798       5,394
  #*TripAdvisor, Inc..................................................  53,030   1,983,852
    True Religion Apparel, Inc........................................  33,576     881,034
   *TRW Automotive Holdings Corp...................................... 117,968   4,636,142
   *Tuesday Morning Corp..............................................  75,510     382,081
    Tupperware Brands Corp............................................  28,324   1,484,744
    Ulta Salon Cosmetics & Fragrance, Inc.............................  53,376   4,530,555
  #*Under Armour, Inc. Class A........................................  21,600   1,175,904
   *Unifi, Inc........................................................  28,675     317,719
   *Universal Electronics, Inc........................................  19,232     242,131
    Universal Technical Institute, Inc................................  34,813     400,001

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *UQM Technologies, Inc.............................................  21,817 $     17,454
  #*Urban Outfitters, Inc.............................................  31,700      968,435
   *US Auto Parts Network, Inc........................................  39,333      167,165
   #V.F. Corp.........................................................  37,138    5,544,703
   #Vail Resorts, Inc.................................................  54,886    2,724,541
  #*Valassis Communications, Inc......................................  67,600    1,524,380
   #Value Line, Inc...................................................   7,363       87,325
   *Valuevision Media, Inc. Class A...................................  45,286       85,138
   #Viacom, Inc. Class A..............................................  10,234      499,726
   #Viacom, Inc. Class B.............................................. 131,900    6,161,049
   #Virgin Media, Inc.................................................  22,958      628,590
   *Visteon Corp......................................................  52,770    1,711,331
   *Vitacost.com, Inc.................................................   8,742       57,697
  #*Vitamin Shoppe, Inc...............................................  37,056    2,035,116
   *VOXX International Corp...........................................  32,737      245,200
    Walking Co. Holdings, Inc. (The)..................................   4,714       32,998
    Walt Disney Co. (The)............................................. 830,524   40,811,949
  #*Warnaco Group, Inc. (The).........................................  56,350    2,403,891
   #Washington Post Co. Class B (The).................................   9,693    3,281,080
   #Weight Watchers International, Inc................................  25,675    1,299,155
   *Wells-Gardner Electronics Corp....................................   4,482       10,309
    Wendy's Co. (The)................................................. 583,644    2,678,926
   *West Marine, Inc..................................................  32,388      331,329
   *Wet Seal, Inc. Class A (The)...................................... 139,594      382,488
   #Weyco Group, Inc..................................................  12,731      302,998
    Whirlpool Corp....................................................  76,089    5,140,573
   #Wiley (John) & Sons, Inc. Class A.................................  62,195    2,963,592
    Williams Controls, Inc............................................   6,849       74,997
   #Williams-Sonoma, Inc..............................................  76,155    2,646,386
    Winmark Corp......................................................   3,994      220,629
  #*Winnebago Industries, Inc.........................................  44,964      455,485
  #*WMS Industries, Inc...............................................  76,842    1,411,588
   #Wolverine World Wide, Inc.........................................  55,027    2,444,850
   #World Wrestling Entertainment, Inc. Class A.......................  40,201      311,558
   #Wyndham Worldwide Corp............................................ 180,614    9,400,959
   #Wynn Resorts, Ltd.................................................  13,405    1,256,719
   #Yum! Brands, Inc..................................................  41,894    2,716,407
  #*Zagg, Inc.........................................................  30,620      339,882
   *Zale Corp.........................................................  46,608      140,756
  #*Zumiez, Inc.......................................................  41,911    1,522,627
                                                                               ------------
Total Consumer Discretionary..........................................          912,017,648
                                                                               ------------
Consumer Staples -- (5.8%)
    Alico, Inc........................................................  10,162      297,035
   *Alliance One International, Inc................................... 125,358      408,667
   #Altria Group, Inc................................................. 380,680   13,693,060
    Andersons, Inc. (The).............................................  28,465    1,080,816
   #Archer-Daniels-Midland Co......................................... 329,811    8,604,769
    Arden Group, Inc. Class A.........................................   2,456      213,230
    Avon Products, Inc................................................  68,745    1,064,860
   #B&G Foods, Inc....................................................  65,915    1,845,620
  #*Boston Beer Co., Inc. Class A (The)...............................   9,260      997,487
   *Bridgford Foods Corp..............................................   7,329       57,459
    Brown-Forman Corp. Class A........................................  13,570    1,237,448
   #Brown-Forman Corp. Class B........................................  17,340    1,622,330
    Bunge, Ltd........................................................ 146,152    9,612,417
   #Calavo Growers, Inc...............................................  20,771      560,402
   #Cal-Maine Foods, Inc..............................................  32,025    1,208,303
   #Campbell Soup Co..................................................  45,434    1,504,320
   #Casey's General Stores, Inc.......................................  62,132    3,692,505
    CCA Industries, Inc...............................................   5,962       28,320

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (Continued)
  #*Central European Distribution Corp................................  86,014 $   280,406
   *Central Garden & Pet Co...........................................  26,310     282,569
   *Central Garden & Pet Co. Class A..................................  60,553     691,515
  #*Chiquita Brands International, Inc................................  86,616     448,671
   #Church & Dwight Co., Inc..........................................  87,322   5,030,620
    Clorox Co. (The)..................................................  18,397   1,337,646
    Coca-Cola Bottling Co. Consolidated...............................  10,670     716,704
   #Coca-Cola Co. (The)............................................... 219,621  17,745,377
    Coca-Cola Enterprises, Inc........................................ 219,366   6,431,811
   #Coffee Holding Co., Inc...........................................   5,400      30,510
    Colgate-Palmolive Co..............................................  38,688   4,153,544
    ConAgra Foods, Inc................................................ 300,325   7,415,024
  #*Constellation Brands, Inc. Class A................................ 209,075   5,898,006
   *Constellation Brands, Inc. Class B................................   5,400     153,468
   #Costco Wholesale Corp.............................................  94,939   9,131,233
   *Craft Brew Alliance, Inc..........................................  22,081     188,572
   *Crystal Rock Holdings, Inc........................................     200         196
    CVS Caremark Corp................................................. 654,461  29,614,360
   *Darling International, Inc........................................ 174,852   2,888,555
  #*Dean Foods Co..................................................... 253,821   3,139,766
   #Diamond Foods, Inc................................................  29,698     483,186
  #*Dole Food Co., Inc................................................ 122,657   1,443,673
    Dr. Pepper Snapple Group, Inc.....................................  82,726   3,770,651
   *Elizabeth Arden, Inc..............................................  43,720   1,705,517
  #*Energizer Holdings, Inc...........................................  47,928   3,727,361
   #Estee Lauder Cos., Inc. Class A (The).............................  37,796   1,979,754
   *Farmer Bros. Co...................................................  22,748     177,434
    Flowers Foods, Inc................................................ 120,603   2,577,286
   #Fortune Brands, Inc............................................... 152,865   9,612,151
    Fresh Del Monte Produce, Inc......................................  87,063   2,133,043
  #*Fresh Market, Inc. (The)..........................................   1,007      59,302
   #General Mills, Inc................................................ 108,088   4,183,006
    Golden Enterprises, Inc...........................................   9,888      34,114
  #*Green Mountain Coffee Roasters, Inc...............................  28,702     524,099
    Griffin Land & Nurseries, Inc.....................................   6,027     173,578
   #H.J. Heinz Co.....................................................  28,103   1,551,567
  #*Hain Celestial Group, Inc. (The)..................................  66,335   3,694,196
  #*Harbinger Group, Inc..............................................   8,503      78,738
   #Harris Teeter Supermarkets, Inc...................................  63,986   2,645,181
   #Herbalife, Ltd....................................................  44,162   2,424,052
   #Hershey Co. (The).................................................  16,300   1,169,362
  #*Hillshire Brands Co...............................................  40,460   1,036,181
   #Hormel Foods Corp................................................. 128,338   3,581,914
   *IGI Labratories, Inc..............................................     647         705
    Ingles Markets, Inc. Class A......................................  18,858     308,517
   #Ingredion, Inc.................................................... 107,338   5,572,989
    Inter Parfums, Inc................................................  43,769     711,684
   *Inventure Foods, Inc..............................................   6,219      47,638
    J & J Snack Foods Corp............................................  28,702   1,658,689
    J.M. Smucker Co. (The)............................................ 102,584   7,878,451
   *John B. Sanfilippo & Son, Inc.....................................   8,216     139,343
    Kellogg Co........................................................  30,401   1,450,128
   #Kimberly-Clark Corp...............................................  43,048   3,741,302
    Kraft Foods, Inc. Class A......................................... 862,220  34,238,756
   #Kroger Co. (The).................................................. 201,391   4,464,838
   #Lancaster Colony Corp.............................................  31,161   2,159,146
   #Lifeway Foods, Inc................................................   8,037      84,871
   #Limoneira Co......................................................     468       8,377
    Lorillard, Inc....................................................  16,824   2,164,239
   *Mannatech, Inc....................................................   2,000      12,100
    McCormick & Co., Inc. Non-Voting..................................  22,414   1,364,564
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
                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
    McCormick & Co., Inc. Voting......................................   3,123 $    190,191
   #Mead Johnson Nutrition Co.........................................  24,949    1,820,279
  #*Medifast, Inc.....................................................  23,165      650,936
    MGP Ingredients, Inc..............................................  20,250       65,812
   #Molson Coors Brewing Co. Class A..................................   1,020       43,289
    Molson Coors Brewing Co. Class B.................................. 156,761    6,634,126
  #*Monster Beverage Corp.............................................  37,800    2,512,566
    Nash-Finch Co.....................................................  17,087      327,387
   *National Beverage Corp............................................  50,259      728,756
   *Natural Alternatives International, Inc...........................   7,028       47,158
    Nature's Sunshine Products, Inc...................................     400        6,184
   #Nu Skin Enterprises, Inc. Class A.................................  62,985    3,212,865
   *Nutraceutical International Corp..................................  13,031      194,292
    Oil-Dri Corp. of America..........................................  10,212      223,949
   *Omega Protein Corp................................................  25,815      215,039
    Orchids Paper Products Co.........................................   5,292       89,964
   *Overhill Farms, Inc...............................................  20,281       78,082
   *Pantry, Inc. (The)................................................  34,635      492,856
   #PepsiCo, Inc...................................................... 188,490   13,708,878
    Philip Morris International, Inc.................................. 147,798   13,514,649
   *Physicians Formula Holdings, Inc..................................  15,768       56,134
   *Pilgrim's Pride Corp.............................................. 232,688    1,081,999
  #*Post Holdings, Inc................................................  52,862    1,564,715
   *Prestige Brands Holdings, Inc.....................................  74,037    1,214,947
   #PriceSmart, Inc...................................................  29,831    2,148,429
    Procter & Gamble Co. (The)........................................ 610,480   39,400,379
  #*Ralcorp Holdings, Inc.............................................  81,132    4,841,146
    Reliv' International, Inc.........................................   8,132       11,629
   *Revlon, Inc. Class A..............................................  43,675      635,471
   #Reynolds American, Inc............................................  85,900    3,974,593
    Rocky Mountain Chocolate Factory, Inc.............................  12,658      154,807
   #Safeway, Inc...................................................... 240,783    3,744,176
   #Sanderson Farms, Inc..............................................  35,016    1,289,639
   *Schiff Nutrition International, Inc...............................  30,743      537,388
   *Seneca Foods Corp. Class A........................................  13,492      332,983
   *Seneca Foods Corp. Class B........................................   1,999       49,795
   *Smart Balance, Inc................................................  95,362      907,846
  #*Smithfield Foods, Inc............................................. 241,341    4,464,808
    Snyders-Lance, Inc................................................ 102,988    2,413,009
    Spartan Stores, Inc...............................................  34,784      598,285
   *Spectrum Brands Holdings, Inc.....................................  78,182    2,879,443
  #*Star Scientific, Inc..............................................  11,310       42,752
   #SUPERVALU, Inc.................................................... 313,468      774,266
   *Susser Holdings Corp..............................................  32,255    1,164,728
   #Sysco Corp........................................................  64,489    1,895,332
   *Tofutti Brands, Inc...............................................   1,645        2,319
   #Tootsie Roll Industries, Inc......................................  55,388    1,355,898
   *TreeHouse Foods, Inc..............................................  54,763    3,066,180
    Tyson Foods, Inc. Class A......................................... 296,508    4,450,585
   *United Natural Foods, Inc.........................................  67,665    3,674,210
    United-Guardian, Inc..............................................   4,655       81,881
   #Universal Corp....................................................  35,612    1,621,770
  #*USANA Health Sciences, Inc........................................  22,158      996,667
   #Vector Group, Ltd.................................................  71,253    1,210,588
    Village Super Market, Inc. Class A................................   9,983      353,498
   #Walgreen Co....................................................... 250,669    9,114,325
    Wal-Mart Stores, Inc.............................................. 387,774   28,862,019
    WD-40 Co..........................................................  21,425    1,029,471
    Weis Markets, Inc.................................................  40,839    1,777,722
   #Whole Foods Market, Inc...........................................  55,822    5,123,343
                                                                               ------------
Total Consumer Staples................................................          441,735,717
                                                                               ------------
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
                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (9.6%)
  #*Abraxas Petroleum Corp............................................    37,774 $     94,813
    Adams Resources & Energy, Inc.....................................     6,454      268,228
    Alon USA Energy, Inc..............................................    55,783      609,150
  #*Alpha Natural Resources, Inc......................................    85,657      600,456
    Anadarko Petroleum Corp...........................................   239,394   16,623,519
    Apache Corp.......................................................   188,754   16,255,494
  #*Approach Resources, Inc...........................................    49,529    1,307,566
   #Arch Coal, Inc....................................................   126,752      913,882
   *Atwood Oceanics, Inc..............................................    99,506    4,431,002
   #Baker Hughes, Inc.................................................   197,277    9,137,871
   *Barnwell Industries, Inc..........................................    10,714       32,142
  #*Basic Energy Services, Inc........................................    61,773      668,384
   #Berry Petroleum Co. Class A.......................................    76,632    2,913,549
  #*Bill Barrett Corp.................................................    68,286    1,438,103
  #*BioFuel Energy Corp...............................................       585        1,609
   *Black Ridge Oil and Gas, Inc......................................     3,728        1,397
    Bolt Technology Corp..............................................    10,925      158,959
  #*BPZ Resources, Inc................................................   169,640      386,779
   #Bristow Group, Inc................................................    54,357    2,487,920
   #Cabot Oil & Gas Corp..............................................   130,470    5,504,529
   *Cal Dive International, Inc.......................................   136,372      220,923
   *Callon Petroleum Co...............................................    56,649      281,546
  #*Cameron International Corp........................................   107,036    5,380,700
   #CARBO Ceramics, Inc...............................................    20,496    1,315,433
   *Carrizo Oil & Gas, Inc............................................    58,881    1,484,390
   *Cheniere Energy, Inc..............................................   102,215    1,393,190
   #Chesapeake Energy Corp............................................   320,594    6,033,579
    Chevron Corp...................................................... 1,005,958  110,232,878
   #Cimarex Energy Co.................................................    57,700    3,271,013
  #*Clayton Williams Energy, Inc......................................    18,098      747,085
  #*Clean Energy Fuels Corp...........................................   130,552    1,842,089
   *Cloud Peak Energy, Inc............................................    89,164    1,475,664
   *Cobalt International Energy, Inc..................................    30,619      768,537
   *Comstock Resources, Inc...........................................    70,543    1,141,386
   *Concho Resources, Inc.............................................    53,496    4,560,534
   #ConocoPhillips....................................................   632,838   34,451,701
   #CONSOL Energy, Inc................................................    54,115    1,568,253
   *Contango Oil & Gas Co.............................................    23,091    1,368,142
  #*Continental Resources, Inc........................................     8,245      527,598
   *CREDO Petroleum Corp..............................................    13,101      189,047
  #*Crimson Exploration, Inc..........................................    68,146      299,842
    Crosstex Energy, Inc..............................................    90,682    1,223,300
   *Dawson Geophysical Co.............................................    11,888      273,900
    Delek US Holdings, Inc............................................    56,001    1,105,460
  #*Denbury Resources, Inc............................................   368,963    5,578,721
   #Devon Energy Corp.................................................   189,302   11,191,534
    DHT Holdings, Inc.................................................     7,970       52,685
  #*Diamond Offshore Drilling, Inc....................................    75,303    4,926,322
   *Double Eagle Petroleum Co.........................................    12,728       52,821
   *Dresser-Rand Group, Inc...........................................    58,960    2,742,230
   *Dril-Quip, Inc....................................................    36,850    2,701,474
  #*Endeavour International Corp......................................    58,683      502,913
   #Energen Corp......................................................    35,750    1,830,758
  #*Energy Partners, Ltd..............................................    58,568      989,799
    Energy XXI (Bermuda), Ltd.........................................    95,422    2,975,258
   *ENGlobal Corp.....................................................    28,950       41,398
   *EOG Resources, Inc................................................   129,393   12,681,808
   #EQT Corp..........................................................    31,401    1,771,016
  #*Evolution Petroleum Corp..........................................    23,938      199,882
   #EXCO Resources, Inc...............................................    85,501      601,927
   *Exterran Holdings, Inc............................................    99,314    1,466,868
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
                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
    Exxon Mobil Corp.................................................. 1,268,253 $110,147,773
   *FieldPoint Petroleum Corp.........................................     9,928       40,804
  #*FMC Technologies, Inc.............................................    46,376    2,092,485
   *Forbes Energy Services, Ltd.......................................     1,485        6,549
  #*Forest Oil Corp...................................................   123,793      847,982
   *FX Energy, Inc....................................................    36,545      245,948
   *Gasco Energy, Inc.................................................     4,100          689
   *Geokinetics, Inc..................................................    18,573        5,572
   *GeoMet, Inc.......................................................     1,692          592
   *GeoPetro Resources Co.............................................     1,500          145
   *GeoResources, Inc.................................................    37,937    1,269,372
   *Gevo, Inc.........................................................     8,138       31,575
   *Global Geophysical Services, Inc..................................    58,034      340,660
  #*GMX Resources, Inc................................................    70,561       57,161
  #*Green Plains Renewable Energy, Inc................................    50,430      223,909
    Gulf Island Fabrication, Inc......................................    20,975      583,315
   *Gulfmark Offshore, Inc. Class A...................................    39,453    1,418,335
  #*Gulfport Energy Corp..............................................    63,451    1,307,091
    Halliburton Co....................................................   117,429    3,890,423
  #*Harvest Natural Resources, Inc....................................    65,844      518,851
  #*Heckmann Corp.....................................................   170,176      524,142
   *Helix Energy Solutions Group, Inc.................................   161,821    2,893,359
   #Helmerich & Payne, Inc............................................    78,835    3,665,828
   *Hercules Offshore, Inc............................................   233,963      839,927
    Hess Corp.........................................................   149,217    7,037,074
   *HKN, Inc..........................................................    11,151       25,090
   #HollyFrontier Corp................................................   243,819    9,116,392
   *Hornbeck Offshore Services, Inc...................................    54,013    2,287,451
  #*Houston American Energy Corp......................................    10,688        8,657
  #*ION Geophysical Corp..............................................   258,401    1,718,367
  #*James River Coal Co...............................................    39,677       90,860
   *Key Energy Services, Inc..........................................   215,011    1,722,238
  #*Kinder Morgan, Inc................................................    62,092    2,223,515
   *Kodiak Oil & Gas Corp.............................................   244,015    2,037,525
   *Lone Pine Resources, Inc..........................................    45,105      100,133
  #*Lucas Energy, Inc.................................................    22,519       38,733
   #Lufkin Industries, Inc............................................    35,780    1,647,669
  #*Magnum Hunter Resources Corp......................................   187,072      710,874
    Marathon Oil Corp.................................................   343,699    9,097,713
   #Marathon Petroleum Corp...........................................   188,287    8,905,975
   *Matrix Service Co.................................................    40,857      423,279
   *McDermott International, Inc......................................   215,573    2,522,204
  #*McMoran Exploration Co............................................   161,984    2,115,511
   *Mexco Energy Corp.................................................     2,059       11,942
   *Mitcham Industries, Inc...........................................    18,174      321,135
   #Murphy Oil Corp...................................................   164,467    8,825,299
   *Nabors Industries, Ltd............................................   260,495    3,605,251
    National Oilwell Varco, Inc.......................................   213,355   15,425,566
   *Natural Gas Services Group, Inc...................................    18,223      264,234
  #*Newfield Exploration Co...........................................    91,868    2,804,730
  #*Newpark Resources, Inc............................................   134,599      919,311
    Noble Corp........................................................   237,504    8,787,648
    Noble Energy, Inc.................................................    80,838    7,067,666
   #Nordic American Tankers, Ltd......................................     9,013      105,452
  #*Northern Oil & Gas, Inc...........................................    91,459    1,441,394
  #*Oasis Petroleum, Inc..............................................    23,182      606,905
   *Occidental Petroleum Corp.........................................   324,026   28,199,983
    Oceaneering International, Inc....................................    55,284    2,857,630
  #*Oil States International, Inc.....................................    77,121    5,606,697
   #Overseas Shipholding Group, Inc...................................    43,852      250,833
   *OYO Geospace Corp.................................................     8,582      813,402

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
    Panhandle Oil & Gas, Inc. Class A.................................  11,937 $   366,466
   *Parker Drilling Co................................................ 172,930     800,666
   #Patterson-UTI Energy, Inc......................................... 219,937   3,404,625
   *PDC Energy, Inc...................................................  35,074     918,939
   #Peabody Energy Corp...............................................  49,075   1,024,686
    Penn Virginia Corp................................................  69,920     468,464
  #*PetroQuest Energy, Inc............................................  93,751     516,568
   *PHI, Inc. Non-Voting..............................................  17,483     466,446
   *PHI, Inc. Voting..................................................   2,686      68,896
  #*Phillips 66....................................................... 316,419  11,897,354
   *Pioneer Energy Services Corp......................................  89,328     718,197
   #Pioneer Natural Resources Co......................................  92,820   8,226,637
   *Plains Exploration & Production Co................................ 192,608   7,696,616
   *PostRock Energy Corp..............................................   1,400       2,814
   *Pyramid Oil Co....................................................   3,900      16,848
   #QEP Resources, Inc................................................ 135,772   4,077,233
  #*Quicksilver Resources, Inc........................................ 180,523     815,964
   #Range Resources Corp..............................................  72,807   4,557,718
   *Rentech, Inc......................................................  12,501      24,877
   *REX American Resources Corp.......................................  19,000     335,350
  #*Rex Energy Corp...................................................  72,694     921,760
   *RigNet, Inc.......................................................   1,854      34,633
  #*Rosetta Resources, Inc............................................  63,914   2,666,492
  #*Rowan Cos. P.L.C.................................................. 141,858   4,983,472
  #*Royale Energy, Inc................................................   3,300       9,438
   #RPC, Inc.......................................................... 237,456   3,193,783
  #*SandRidge Energy, Inc............................................. 582,703   3,974,034
    Schlumberger, Ltd................................................. 196,168  13,978,932
   *SEACOR Holdings, Inc..............................................  32,556   2,765,632
   *SemGroup Corp. Class A............................................  31,765   1,070,798
   #Ship Finance International, Ltd................................... 120,037   1,738,136
    SM Energy Co......................................................  78,561   3,699,437
  #*Southwestern Energy Co............................................  43,804   1,456,483
   #Spectra Energy Corp...............................................  79,090   2,427,272
  #*Stone Energy Corp.................................................  71,727   1,883,551
    Sunoco, Inc....................................................... 142,868   6,884,809
   *Superior Energy Services, Inc..................................... 217,569   4,714,720
   *Swift Energy Co...................................................  62,421   1,166,648
   #Targa Resources Corp..............................................   3,594     158,316
    Teekay Corp....................................................... 110,012   3,380,669
   *Tesco Corp........................................................  40,371     467,900
  #*Tesoro Corp....................................................... 217,506   6,014,041
   *TETRA Technologies, Inc........................................... 105,685     732,397
   *TGC Industries, Inc...............................................  29,081     202,985
   #Tidewater, Inc....................................................  77,728   3,775,249
    Transocean, Ltd................................................... 148,507   6,954,583
  #*Triangle Petroleum Corp...........................................  62,481     349,269
  #*Ultra Petroleum Corp..............................................  79,339   1,885,095
   *Union Drilling, Inc...............................................  32,882     117,718
   *Unit Corp.........................................................  71,056   2,825,187
   *Uranium Energy Corp...............................................  11,351      22,702
   *Uranium Resources, Inc............................................   4,436       3,549
  #*USEC, Inc......................................................... 144,568     138,785
   *VAALCO Energy, Inc................................................  89,378     655,141
    Valero Energy Corp................................................ 327,949   9,018,598
   *Venoco, Inc.......................................................  34,405     318,934
  #*Verenium Corp.....................................................     600       2,622
   *Voyager Oil & Gas, Inc............................................   3,728       4,213
   #W&T Offshore, Inc................................................. 108,058   1,997,992
   *Warren Resources, Inc............................................. 102,984     238,923
   *Weatherford International, Ltd.................................... 563,868   6,794,609

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
   #Western Refining, Inc............................................. 134,527 $  3,165,420
  #*Westmoreland Coal Co..............................................   9,348       68,801
  #*Whiting Petroleum Corp............................................  96,330    3,891,732
   *Willbros Group, Inc...............................................  73,331      502,317
    Williams Cos., Inc. (The)......................................... 198,070    6,296,645
    World Fuel Services Corp..........................................  90,625    3,669,406
  #*WPX Energy, Inc...................................................  22,381      356,977
  #*ZaZa Energy Corp..................................................   5,347       20,212
  #*Zion Oil & Gas, Inc...............................................  34,469       61,700
                                                                               ------------
Total Energy..........................................................          734,063,862
                                                                               ------------
Financials -- (15.9%)
   *1st Constitution Bancorp..........................................   3,045       27,862
    1st Source Corp...................................................  34,874      774,900
   *1st United Bancorp, Inc...........................................  39,952      236,915
   *21st Century Holding Co...........................................   6,646       31,170
    Access National Corp..............................................  11,632      160,754
    ACE, Ltd.......................................................... 165,128   12,136,908
  #*Affiliated Managers Group, Inc....................................  43,142    4,814,216
    Aflac, Inc........................................................ 235,079   10,291,759
  #*Alexander & Baldwin, Inc..........................................  63,703    2,041,044
   *Allegheny Corp....................................................  15,891    5,495,267
    Alliance Bancorp, Inc. of Pennsylvania............................   4,908       59,485
    Alliance Financial Corp...........................................   6,323      222,127
    Allied World Assurance Co. Holdings AG............................  62,835    4,739,644
   #Allstate Corp. (The).............................................. 247,324    8,483,213
    Alterra Capital Holdings, Ltd..................................... 155,558    3,619,835
   *Altisource Portfolio Solutions SA.................................  19,775    1,533,749
    Ameriana Bancorp..................................................     898        5,388
   *American Capital, Ltd............................................. 515,547    5,134,848
   #American Equity Investment Life Holding Co........................  92,828    1,083,303
    American Express Co............................................... 144,663    8,348,502
    American Financial Group, Inc..................................... 152,581    5,753,830
   *American Independence Corp........................................   5,200       28,080
   *American International Group, Inc................................. 214,637    6,711,699
    American National Bankshares, Inc.................................   8,116      183,584
   *American National Insurance Co....................................  32,156    2,264,747
   *American River Bankshares.........................................   7,316       49,456
   *American Safety Insurance Holdings, Ltd...........................  14,819      264,519
   *American Spectrum Realty, Inc.....................................   1,280        4,544
   #Ameriprise Financial, Inc......................................... 220,292   11,393,502
  #*Ameris Bancorp....................................................  33,958      405,459
   *AMERISAFE, Inc....................................................  27,039      675,029
   *AmeriServ Financial, Inc..........................................  18,864       53,951
   #AmTrust Financial Services, Inc...................................  91,183    2,716,342
   *Anchor Bancorp Wisconsin, Inc.....................................   8,394        3,777
    Aon P.L.C......................................................... 154,392    7,596,086
   *Arch Capital Group, Ltd........................................... 139,974    5,430,991
    Argo Group International Holdings, Ltd............................  44,729    1,315,480
   #Arrow Financial Corp..............................................  17,502      425,649
    Aspen Insurance Holdings, Ltd..................................... 110,285    3,169,591
    Associated Banc-Corp.............................................. 269,655    3,367,991
   #Assurant, Inc..................................................... 137,241    4,969,497
    Assured Guaranty, Ltd............................................. 275,171    3,296,549
   #Astoria Financial Corp............................................ 148,506    1,398,927
    Atlantic American Corp............................................  11,687       32,139
   *Atlantic Coast Financial Corp.....................................   1,723        4,376
    Auburn National Bancorporation, Inc...............................   1,955       42,345
   *AV Homes, Inc.....................................................  16,627      205,842
    Axis Capital Holdings, Ltd........................................ 141,093    4,636,316
   #Baldwin & Lyons, Inc. Class A.....................................   2,126       47,835

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B.....................................    15,941 $   370,309
    Bancfirst Corp....................................................    29,967   1,217,260
    Bancorp of New Jersey, Inc........................................       200       2,060
   *Bancorp, Inc. (The)...............................................    48,665     455,018
   #BancorpSouth, Inc.................................................   144,610   2,095,399
   *BancTrust Financial Group, Inc....................................    15,187      44,954
    Bank Mutual Corp..................................................    65,147     277,526
    Bank of America Corp.............................................. 5,193,832  38,122,727
    Bank of Commerce Holdings.........................................     8,161      33,460
   #Bank of Hawaii Corp...............................................    60,275   2,815,445
   #Bank of Kentucky Financial Corp...................................     5,476     134,545
   #Bank of New York Mellon Corp. (The)...............................   577,091  12,280,496
   #Bank of the Ozarks, Inc...........................................    52,517   1,690,522
   *BankAtlantic Bancorp, Inc. Class A................................     2,975      17,969
    BankFinancial Corp................................................    27,930     219,530
   #BankUnited, Inc...................................................    50,112   1,220,728
    Banner Corp.......................................................    27,825     632,462
    Bar Harbor Bankshares.............................................     5,080     176,936
   #BB&T Corp.........................................................   356,556  11,185,162
   *BBCN Bancorp, Inc.................................................   116,349   1,319,398
   #BCB Bancorp, Inc..................................................     9,933     104,992
   *BCSB Bancorp, Inc.................................................     1,647      23,231
   #Beacon Federal Bancorp, Inc.......................................     5,044     101,233
   *Beneficial Mutual Bancorp, Inc....................................   112,760     965,226
   *Berkshire Bancorp, Inc............................................     3,850      31,840
   *Berkshire Hathaway, Inc...........................................   231,623  19,650,895
    Berkshire Hills Bancorp, Inc......................................    33,767     758,407
   #BGC Partners, Inc. Class A........................................    67,942     337,672
   #BlackRock, Inc....................................................    54,467   9,273,551
   *BofI Holding, Inc.................................................    16,565     334,116
    BOK Financial Corp................................................    90,708   5,124,095
    Boston Private Financial Holdings, Inc............................   114,916   1,081,360
    Bridge Bancorp, Inc...............................................     6,184     123,989
   *Bridge Capital Holdings...........................................    11,048     171,575
    Brookline Bancorp, Inc............................................   108,550     912,906
    Brown & Brown, Inc................................................   211,091   5,327,937
   *Brunswick Bancorp.................................................       120         618
    Bryn Mawr Bank Corp...............................................    20,066     414,965
   #C&F Financial Corp................................................     2,201      90,087
    Calamos Asset Management, Inc. Class A............................    29,331     310,029
   #California First National Bancorp.................................     8,102     131,576
   *Camco Financial Corp..............................................     4,832      11,983
    Camden National Corp..............................................    10,961     395,363
   *Cape Bancorp, Inc.................................................     6,875      63,800
  #*Capital Bank Corp.................................................    15,860      37,588
   #Capital City Bank Group, Inc......................................    22,959     168,289
    Capital One Financial Corp........................................   233,578  13,194,821
    Capital Properties, Inc. Class A..................................       700       6,650
   oCapital Properties, Inc. Class B..................................       700          --
    Capital Southwest Corp............................................     4,875     508,950
    CapitalSource, Inc................................................   467,159   3,059,891
   #Capitol Federal Financial, Inc....................................   248,364   2,910,826
    Cardinal Financial Corp...........................................    44,211     565,901
   *Carolina Bank Holdings, Inc.......................................     1,200       7,056
   *Carrollton Bancorp................................................     1,139       6,037
   #Cash America International, Inc...................................    40,979   1,570,315
    Cathay General Bancorp............................................   121,999   1,975,164
   #CBOE Holdings, Inc................................................     1,157      32,974
  #*CBRE Group, Inc. Class A..........................................    48,551     756,425
   #Center Bancorp, Inc...............................................    21,998     243,078
    Centerstate Banks, Inc............................................    40,477     313,697

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Central Bancorp, Inc..............................................       705 $    22,356
   *Central Pacific Financial Corp....................................    10,354     138,744
    Century Bancorp, Inc. Class A.....................................     3,952     118,876
    CFS Bancorp, Inc..................................................     2,552      13,704
   #Charles Schwab Corp. (The)........................................   195,234   2,465,805
   #Charter Financial Corp............................................     3,253      28,854
    Chemical Financial Corp...........................................    41,270     925,686
   *Chicopee Bancorp, Inc.............................................     7,105     102,951
   #Chubb Corp. (The).................................................   143,004  10,394,961
    Cincinnati Financial Corp.........................................   164,936   6,241,178
   *CIT Group, Inc....................................................   201,911   7,373,790
   #Citigroup, Inc.................................................... 1,250,596  33,928,669
  #*Citizens Community Bancorp, Inc...................................     5,940      33,620
    Citizens Holding Co...............................................     2,412      47,275
   *Citizens Republic Bancorp, Inc....................................       695      12,510
    Citizens South Banking Corp.......................................     7,443      50,091
  #*Citizens, Inc.....................................................    72,036     744,852
   #City Holding Co...................................................    22,386     739,857
   #City National Corp................................................    82,531   4,067,128
    CKX Lands, Inc....................................................     2,161      37,818
   #Clifton Savings Bancorp, Inc......................................    35,727     348,338
    CME Group, Inc....................................................   158,780   8,274,026
    CNA Financial Corp................................................   246,641   6,439,797
   #CNB Financial Corp................................................    12,743     209,877
   #CNO Financial Group, Inc..........................................   360,876   2,991,662
    CoBiz Financial, Inc..............................................    58,542     392,231
    Codorus Valley Bancorp, Inc.......................................     2,839      44,345
   #Cohen & Steers, Inc...............................................    29,582     976,206
  #*Colonial Financial Services, Inc..................................     2,537      33,463
   *Colony Bankcorp, Inc..............................................     3,512      14,048
    Columbia Banking System, Inc......................................    61,410   1,108,450
   #Comerica, Inc.....................................................   199,174   6,017,047
   #Commerce Bancshares, Inc..........................................   135,466   5,334,651
    Commercial National Financial Corp................................     2,306      48,426
   #Community Bank System, Inc........................................    69,471   1,911,147
   *Community Bankers Trust Corp......................................     1,068       2,286
   #Community Trust Bancorp, Inc......................................    23,507     797,828
   *Community West Bancshares.........................................     3,113       7,284
  #*CompuCredit Holdings Corp.........................................    56,671     249,352
    Consolidated-Tokoma Land Co.......................................     7,914     222,700
   *Consumer Portfolio Services, Inc..................................    12,586      24,920
   *Cowen Group, Inc. Class A.........................................   118,366     295,915
    Crawford & Co. Class A............................................    36,643     135,213
    Crawford & Co. Class B............................................    35,292     142,580
  #*Credit Acceptance Corp............................................    27,120   2,599,723
   #Cullen/Frost Bankers, Inc.........................................    94,367   5,219,439
   #CVB Financial Corp................................................   158,083   1,865,379
   *DFC Global Corp...................................................    61,154   1,172,322
    Diamond Hill Investment Group, Inc................................     2,604     194,545
    Dime Community Bancshares, Inc....................................    53,174     771,023
   *Direct Markets Holdings Corp......................................    31,371       7,215
    Discover Financial Services.......................................   238,701   8,583,688
    Donegal Group, Inc. Class A.......................................    29,735     398,449
    Donegal Group, Inc. Class B.......................................     5,678     101,182
   *Doral Financial Corp..............................................     7,093       9,646
    Duff & Phelps Corp................................................    57,135     842,170
  #*E*Trade Financial Corp............................................   442,854   3,378,976
    Eagle Bancorp Montana, Inc........................................       751       7,638
   #East West Bancorp, Inc............................................   224,052   4,884,334
    Eastern Insurance Holdings, Inc...................................    10,923     173,239
   *Eastern Virginia Bankshares, Inc..................................     2,788      11,152

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   #Eaton Vance Corp..................................................  42,432 $ 1,125,721
    ECB Bancorp, Inc..................................................   1,850      18,426
    Edelman Financial Group, Inc......................................  30,336     263,013
   *eHealth, Inc......................................................  30,494     560,175
    EMC Insurance Group, Inc..........................................  18,772     379,570
    Employers Holdings, Inc...........................................  53,620     958,726
    Endurance Specialty Holdings, Ltd.................................  72,303   2,506,745
   *Enstar Group, Ltd.................................................  20,234   1,891,474
   #Enterprise Bancorp, Inc...........................................   8,838     146,799
    Enterprise Financial Services Corp................................  24,468     307,073
    Epoch Holding Corp................................................  13,833     291,600
    Erie Indemnity Co. Class A........................................  44,280   3,156,721
   #ESB Financial Corp................................................  17,450     245,870
    ESSA Bancorp, Inc.................................................  21,343     225,596
   #Evans Bancorp, Inc................................................   2,684      41,602
    Evercore Partners, Inc. Class A...................................  41,034     950,758
    Everest Re Group, Ltd.............................................  53,237   5,414,203
   *EZCORP, Inc. Class A..............................................  68,341   1,537,672
   *Farmers Capital Bank Corp.........................................   6,545      52,229
    FBL Financial Group, Inc. Class A.................................  44,583   1,379,844
    Federal Agricultural Mortgage Corp. Class A.......................   1,506      28,441
   #Federal Agricultural Mortgage Corp. Class C.......................  13,567     341,074
   #Federated Investors, Inc. Class B.................................  40,892     822,338
    Fidelity Bancorp, Inc.............................................   2,075      43,284
    Fidelity National Financial, Inc. Class A......................... 327,791   6,103,468
   #Fidelity Southern Corp............................................   9,493      86,197
    Fifth Third Bancorp............................................... 879,386  12,153,115
    Financial Institutions, Inc.......................................  19,507     335,520
   *First Acceptance Corp.............................................  34,466      42,393
    First Advantage Bancorp...........................................   3,449      46,562
   #First American Financial Corp..................................... 151,321   2,772,201
   *First BanCorp.....................................................  29,610     111,926
    First Bancorp.....................................................  22,920     195,278
   oFirst Bancorp of Indiana, Inc.....................................     700       7,504
   #First Bancorp, Inc................................................  12,744     214,099
   *First Bancshares, Inc.............................................     569       2,788
   #First Bancshares, Inc. (The)......................................     588       5,727
    First Busey Corp.................................................. 129,470     603,330
    First Business Financial Services, Inc............................   2,063      44,994
   *First California Financial Group, Inc.............................  34,112     228,892
   *First Cash Financial Services, Inc................................  38,835   1,557,284
    First Citizens BancShares, Inc. Class A...........................  12,723   2,090,262
    First Commonwealth Financial Corp................................. 158,298   1,109,669
    First Community Bancshares, Inc...................................  24,996     362,192
    First Defiance Financial Corp.....................................  12,361     200,866
  #*First Federal Bancshares of Arkansas, Inc.........................   5,920      49,254
   *First Federal of Northern Michigan Bancorp, Inc...................   1,458       4,943
    First Financial Bancorp...........................................  83,092   1,326,148
   #First Financial Bankshares, Inc...................................  47,615   1,642,479
    First Financial Corp..............................................  19,439     576,366
    First Financial Holdings, Inc.....................................  22,081     260,556
  #*First Financial Northwest, Inc....................................  21,460     175,972
   *First Financial Service Corp......................................   1,956       4,499
   #First Horizon National Corp....................................... 394,828   3,249,434
    First Interstate BancSystem, Inc..................................  18,028     259,783
    First M&F Corp....................................................   7,764      48,525
   *First Marblehead Corp. (The)...................................... 115,568     123,658
    First Merchants Corp..............................................  42,149     599,780
    First Midwest Bancorp, Inc........................................ 111,648   1,261,622
    First Niagara Financial Group, Inc................................ 520,772   3,947,452
   #First Pactrust Bancorp, Inc.......................................  13,132     147,735

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   *First Place Financial Corp........................................  23,310 $    17,482
  #*First Republic Bank...............................................  17,179     558,833
   *First South Bancorp, Inc..........................................  10,177      43,150
  #*First United Corp.................................................   5,415      26,534
    First West Virginia Bancorp.......................................     724      11,345
    Firstbank Corp....................................................   6,355      62,152
   *FirstCity Financial Corp..........................................   9,660      86,940
   #FirstMerit Corp................................................... 167,013   2,705,611
   *Flagstar Bancorp, Inc.............................................   2,830       2,462
    Flagstone Reinsurance Holdings SA................................. 103,731     724,042
    Flushing Financial Corp...........................................  46,494     656,030
    FNB Corp.......................................................... 213,824   2,326,405
  #*FNB United Corp...................................................     122       1,449
  #*Forest City Enterprises, Inc. Class A............................. 239,607   3,380,855
   *Forest City Enterprises, Inc. Class B.............................  13,338     188,333
   *Forestar Group, Inc...............................................  50,783     577,911
   *Fortegra Financial Corp...........................................     154       1,220
    Fox Chase Bancorp, Inc............................................  26,803     399,365
   *Franklin Financial Corp...........................................   1,219      19,675
   #Franklin Resources, Inc...........................................  24,551   2,822,137
   #Fulton Financial Corp............................................. 307,652   2,827,322
   #FXCM, Inc.........................................................  12,554     131,817
    GAINSCO, Inc......................................................   1,100      10,263
   #Gallagher (Arthur J.) & Co........................................  93,055   3,301,591
    GAMCO Investors, Inc. Class A.....................................   8,812     393,808
   *Genworth Financial, Inc. Class A.................................. 505,338   2,546,904
   #German American Bancorp, Inc......................................  17,865     363,553
    GFI Group, Inc.................................................... 170,387     541,831
    Glacier Bancorp, Inc.............................................. 106,265   1,612,040
   *Gleacher & Co., Inc...............................................  86,763      60,734
   *Global Indemnity P.L.C............................................  25,376     487,727
   #Goldman Sachs Group, Inc. (The)................................... 225,842  22,787,458
    Gouverneur Bancorp, Inc...........................................     600       4,890
   #Great Southern Bancorp, Inc.......................................  20,164     618,027
  #*Green Dot Corp. Class A...........................................   1,960      20,462
   *Greene Bancshares, Inc............................................  13,150      23,802
   #Greenhill & Co., Inc..............................................  28,171   1,118,952
   *Greenlight Capital Re, Ltd. Class A...............................  46,486   1,095,210
   *Guaranty Bancorp..................................................  29,373      56,396
   *Guaranty Federal Bancshares, Inc..................................   1,840      12,678
   *Hallmark Financial Services, Inc..................................  25,032     206,514
    Hampden Bancorp, Inc..............................................   4,784      60,326
  #*Hampton Roads Bankshares, Inc.....................................     319         667
   #Hancock Holding Co................................................ 129,860   3,958,133
   *Hanmi Financial Corp..............................................  45,796     501,466
    Hanover Insurance Group, Inc. (The)...............................  68,287   2,394,825
   #Harleysville Savings Financial Corp...............................   3,569      61,565
   *Harris & Harris Group, Inc........................................  39,920     148,502
    Hartford Financial Services Group, Inc............................ 443,988   7,303,603
    Hawthorn Bancshares, Inc..........................................   2,582      24,374
    HCC Insurance Holdings, Inc....................................... 159,277   4,880,247
    Heartland Financial USA, Inc......................................  25,145     657,039
   *Heritage Commerce Corp............................................  35,991     220,625
    Heritage Financial Corp...........................................  21,608     299,271
   #Heritage Financial Group, Inc.....................................   9,512     127,366
    HF Financial Corp.................................................   5,606      71,701
   *HFF, Inc. Class A.................................................  51,442     671,833
   *Hilltop Holdings, Inc.............................................  84,669     889,871
    Hingham Institution for Savings...................................   1,548      93,979
   *HMN Financial, Inc................................................   2,615       7,296
  #*Home Bancorp, Inc.................................................   8,770     147,511

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Home BancShares, Inc..............................................    41,283 $ 1,244,682
    Home Federal Bancorp, Inc.........................................    22,353     221,742
    Homeowners Choice, Inc............................................    11,937     216,418
    HopFed Bancorp, Inc...............................................     3,213      24,098
    Horace Mann Educators Corp........................................    61,432   1,071,374
   #Horizon Bancorp...................................................     3,189      86,039
   *Howard Hughes Corp. (The).........................................    31,216   1,923,842
   #Hudson City Bancorp, Inc..........................................   798,053   5,067,637
    Hudson Valley Holding Corp........................................    25,014     421,736
   #Huntington Bancshares, Inc........................................   869,626   5,404,726
   #IBERIABANK Corp...................................................    45,378   2,125,052
   *ICG Group, Inc....................................................    56,716     507,041
  #*Imperial Holdings, Inc............................................     1,191       4,562
   #Independence Holding Co...........................................    18,425     173,932
   #Independent Bank Corp. (453836108)................................    30,086     893,855
   *Independent Bank Corp. (453838609)................................     8,213      23,736
    Indiana Community Bancorp.........................................     4,755     108,652
    Infinity Property & Casualty Corp.................................    19,978   1,154,928
    Interactive Brokers Group, Inc. Class A...........................    68,802     952,908
  #*IntercontinentalExchange, Inc.....................................    47,289   6,205,263
   *InterGroup Corp. (The)............................................       677      15,639
    International Bancshares Corp.....................................   100,934   1,850,120
   *Intervest Bancshares Corp. Class A................................    23,302      87,849
   *INTL. FCStone, Inc................................................    27,478     523,456
    Invesco, Ltd......................................................   450,721   9,974,456
   *Investment Technology Group, Inc..................................    51,038     422,595
   *Investors Bancorp, Inc............................................   194,062   3,157,389
   *Investors Capital Holdings, Ltd...................................     5,019      21,230
    Investors Title Co................................................     2,281     122,056
   *Jacksonville Bancorp, Inc.........................................       448         600
   #Janus Capital Group, Inc..........................................   278,967   2,016,931
   *Jefferies Group, Inc..............................................   308,067   3,863,160
   *Jefferson Bancshares, Inc.........................................     2,704       5,705
    JMP Group, Inc....................................................    30,003     186,919
    Jones Lang LaSalle, Inc...........................................    65,832   4,390,336
    JPMorgan Chase & Co............................................... 1,879,318  67,655,448
    Kaiser Federal Financial Group, Inc...............................    10,888     158,312
    KBW, Inc..........................................................    50,892     819,870
    Kearny Financial Corp.............................................    96,018     933,295
   #Kemper Corp.......................................................    90,934   2,975,360
    Kennedy-Wilson Holdings, Inc......................................    40,695     556,708
    Kentucky First Federal Bancorp....................................     3,283      24,655
    KeyCorp...........................................................   964,975   7,700,500
   *Knight Capital Group, Inc. Class A................................   150,240   1,551,979
    Lake Shore Bancorp, Inc...........................................       449       4,535
    Lakeland Bancorp, Inc.............................................    39,979     376,602
    Lakeland Financial Corp...........................................    24,341     626,537
    Landmark Bancorp, Inc.............................................     2,198      44,158
   *Lazard, Ltd. Class A..............................................     3,899     104,688
   #Legg Mason, Inc...................................................   218,498   5,357,571
  #*Leucadia National Corp............................................   238,976   5,181,000
    Life Partners Holdings, Inc.......................................    19,881      47,317
   #Lincoln National Corp.............................................   289,490   5,804,274
    LNB Bancorp, Inc..................................................    13,999      83,574
   #Loews Corp........................................................   183,672   7,271,574
   *Louisiana Bancorp, Inc............................................     3,600      57,726
    LPL Financial Holdings, Inc.......................................    48,913   1,370,542
   *LSB Financial Corp................................................       837      15,401
    M&T Bank Corp.....................................................   123,165  10,572,484
  #*Macatawa Bank Corp................................................    39,247     127,553
   *Magyar Bancorp, Inc...............................................     2,122       8,382

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    Maiden Holdings, Ltd.............................................. 101,001 $   857,498
    MainSource Financial Group, Inc...................................  29,471     344,221
   *Malvern Federal Bancorp, Inc......................................     646       5,468
  #*Markel Corp.......................................................  12,912   5,578,759
    MarketAxess Holdings, Inc.........................................  43,188   1,305,141
    Marlin Business Services Corp.....................................  18,895     290,227
   #Marsh & McLennan Cos., Inc........................................ 132,000   4,383,720
   *Maui Land & Pineapple Co., Inc....................................   7,073      24,402
    Mayflower Bancorp, Inc............................................     768       8,172
    MB Financial, Inc.................................................  83,733   1,690,569
  #*MBIA, Inc......................................................... 370,356   3,536,900
  #*MBT Financial Corp................................................  12,903      38,064
    MCG Capital Corp.................................................. 113,797     498,431
    Meadowbrook Insurance Group, Inc..................................  75,195     529,373
    Medallion Financial Corp..........................................  32,330     358,216
   *Mercantile Bank Corp..............................................  10,417     172,506
    Merchants Bancshares, Inc.........................................   9,216     243,671
   #Mercury General Corp..............................................  83,997   3,042,371
   *Meridian Interstate Bancorp, Inc..................................  27,111     416,696
    Meta Financial Group, Inc.........................................   3,022      64,489
   #MetLife, Inc...................................................... 512,756  15,777,502
   *Metro Bancorp, Inc................................................  20,331     254,138
   *MetroCorp Bancshares, Inc.........................................  11,058     114,340
   *MGIC Investment Corp.............................................. 277,958     669,879
    MicroFinancial, Inc...............................................  16,382     158,086
    Mid Penn Bancorp, Inc.............................................   1,624      16,402
   #MidSouth Bancorp, Inc.............................................  12,123     172,753
   #MidWestOne Financial Group, Inc...................................   7,672     163,260
    Montpelier Re Holdings, Ltd....................................... 100,596   2,038,075
   #Moody's Corp......................................................  48,188   1,953,060
    Morgan Stanley.................................................... 726,790   9,927,951
   #MSB Financial Corp................................................   1,360       7,888
  #*MSCI, Inc.........................................................  53,083   1,759,701
    MutualFirst Financial, Inc........................................   6,697      74,805
   #NASDAQ OMX Group, Inc. (The)...................................... 211,228   4,794,876
   *National Financial Partners Corp..................................  59,940     890,109
    National Interstate Corp..........................................  27,018     707,601
   #National Penn Bancshares, Inc..................................... 234,385   2,071,963
    National Security Group, Inc......................................     977       8,402
    National Western Life Insurance Co. Class A.......................   3,479     492,592
    Naugatuck Valley Financial Corp...................................   2,250      16,425
   *Navigators Group, Inc. (The)......................................  30,043   1,454,982
    NBT Bancorp, Inc..................................................  65,158   1,368,970
    Nelnet, Inc. Class A..............................................  52,610   1,236,861
  #*Netspend Holdings, Inc............................................  41,459     364,839
   *New Century Bancorp, Inc..........................................   2,277      10,474
    New England Bancshares, Inc.......................................   4,584      61,380
    New Hampshire Thrift Bancshares, Inc..............................   5,906      74,061
   #New York Community Bancorp, Inc................................... 441,588   5,731,812
   *NewBridge Bancorp.................................................  16,536      67,963
   *Newport Bancorp, Inc..............................................   2,670      37,874
   *NewStar Financial, Inc............................................  72,656     866,060
    Nicholas Financial, Inc...........................................   8,516     112,582
   *North Valley Bancorp..............................................   1,037      14,228
    Northeast Bancorp.................................................     301       2,540
    Northeast Community Bancorp, Inc..................................  10,493      56,085
   #Northern Trust Corp............................................... 162,259   7,366,559
   #Northfield Bancorp, Inc...........................................  57,492     860,655
    Northrim Bancorp, Inc.............................................   8,061     162,510
    Northway Financial, Inc...........................................   2,251      25,774
   #Northwest Bancshares, Inc......................................... 149,495   1,741,617

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    Norwood Financial Corp............................................   2,066 $    57,590
   #NYSE Euronext..................................................... 255,397   6,507,516
    Ocean Shore Holding Co............................................   8,012     103,755
    OceanFirst Financial Corp.........................................  27,651     376,330
   *Ocwen Financial Corp.............................................. 209,008   4,129,998
    Ohio Valley Banc Corp.............................................   3,467      67,537
    Old National Bancorp.............................................. 146,450   1,792,548
    Old Republic International Corp................................... 393,960   3,175,318
  #*Old Second Bancorp, Inc...........................................  13,666      19,132
   *OmniAmerican Bancorp, Inc.........................................  17,042     357,712
    OneBeacon Insurance Group, Ltd. Class A...........................  42,145     534,820
    Oppenheimer Holdings, Inc. Class A................................  13,829     192,361
    Oriental Financial Group, Inc.....................................  62,796     651,822
    Oritani Financial Corp............................................  78,332   1,103,698
    Osage Bancshares, Inc.............................................   2,100      21,924
  #*Pacific Capital Bancorp...........................................  12,577     573,763
    Pacific Continental Corp..........................................  25,226     232,836
   *Pacific Mercantile Bancorp........................................  10,106      67,508
   *Pacific Premier Bancorp, Inc......................................   7,368      65,649
    PacWest Bancorp...................................................  54,358   1,245,342
   #Park National Corp................................................  21,431   1,451,736
   *Park Sterling Corp................................................  14,143      64,916
    PartnerRe, Ltd....................................................  66,918   4,847,540
   *Patriot National Bancorp..........................................   1,300       2,028
   #Peapack-Gladstone Financial Corp..................................  11,403     174,466
   #Penns Woods Bancorp, Inc..........................................   6,023     234,596
   *Penson Worldwide, Inc.............................................  30,451       3,350
    Peoples Bancorp...................................................   1,479      28,227
    Peoples Bancorp of North Carolina.................................   4,359      37,444
   #Peoples Bancorp, Inc..............................................  15,920     348,011
    People's United Financial, Inc.................................... 357,951   4,102,118
  #*PHH Corp..........................................................  85,169   1,380,589
   *Phoenix Cos., Inc. (The).......................................... 175,279     285,705
   *PICO Holdings, Inc................................................  34,354     828,275
    Pinnacle Bancshares, Inc..........................................     444       4,722
   *Pinnacle Financial Partners, Inc..................................  53,535   1,046,609
   *Piper Jaffray Cos., Inc...........................................  23,362     497,844
    Platinum Underwriters Holdings, Ltd...............................  60,202   2,288,880
   #PNC Financial Services Group, Inc................................. 257,595  15,223,864
   *Popular, Inc......................................................  36,578     551,230
   *Porter Bancorp, Inc...............................................  11,060      15,926
  #*Preferred Bank....................................................   4,437      47,831
   *Premier Financial Bancorp, Inc....................................   6,752      53,071
    Presidential Life Corp............................................  42,857     595,284
    Primerica, Inc....................................................  86,509   2,367,751
   *Primus Guaranty, Ltd..............................................  34,369     266,360
   *Princeton National Bancorp, Inc...................................   3,640       2,002
   #Principal Financial Group, Inc.................................... 301,800   7,723,062
    PrivateBancorp, Inc............................................... 106,501   1,631,595
    ProAssurance Corp.................................................  46,887   4,199,669
   #Progressive Corp. (The)........................................... 195,647   3,862,072
   #Prosperity Bancshares, Inc........................................  71,814   2,913,494
   #Protective Life Corp.............................................. 125,493   3,502,510
    Provident Financial Holdings, Inc.................................  13,977     171,078
    Provident Financial Services, Inc.................................  91,196   1,388,915
    Provident New York Bancorp........................................  56,468     466,426
  #*Prudential Bancorp, Inc. of Pennsylvania..........................   6,633      37,078
   #Prudential Financial, Inc......................................... 231,600  11,181,648
   *PSB Holdings, Inc.................................................   3,341      14,867
   #Pulaski Financial Corp............................................  14,284     106,987
    Pzena Investment Management, Inc. Class A.........................   4,045      15,573

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    QC Holdings, Inc..................................................    17,425 $    61,162
    QCR Holdings, Inc.................................................     2,716      36,394
   #Radian Group, Inc.................................................   195,407     547,140
  o*Rainier Pacific Financial Group, Inc..............................     4,450          --
    Raymond James Financial, Inc......................................   171,935   5,780,455
   #Regions Financial Corp............................................ 1,420,482   9,886,555
    Reinsurance Group of America, Inc.................................   108,204   6,023,717
    RenaissanceRe Holdings, Ltd.......................................    77,747   5,752,501
    Renasant Corp.....................................................    38,467     680,866
    Republic Bancorp, Inc. Class A....................................    27,515     649,629
   *Republic First Bancorp, Inc.......................................    19,754      40,891
    Resource America, Inc. Class A....................................    24,643     149,583
   *Riverview Bancorp, Inc............................................    12,542      17,810
   #RLI Corp..........................................................    29,907   1,926,310
    Rockville Financial, Inc..........................................    42,744     497,968
   #Roma Financial Corp...............................................    37,277     338,848
   *Royal Bancshares of Pennsylvania, Inc. Class A....................     6,756      16,890
   *Rurban Financial Corp.............................................     2,715      19,657
   #S&T Bancorp, Inc..................................................    48,133     794,194
   #S.Y. Bancorp, Inc.................................................    20,764     485,255
   *Safeguard Scientifics, Inc........................................    31,147     481,844
    Safety Insurance Group, Inc.......................................    22,535     955,033
   #Salisbury Bancorp, Inc............................................     1,248      30,576
    Sandy Spring Bancorp, Inc.........................................    36,337     647,162
   *Savannah Bancorp, Inc. (The)......................................     3,653      21,005
    SCBT Financial Corp...............................................    22,068     817,399
    SeaBright Holdings, Inc...........................................    31,644     266,759
   *Seacoast Banking Corp. of Florida.................................    30,047      42,066
   *Security National Financial Corp. Class A.........................     2,827       7,378
    SEI Investments Co................................................   136,419   2,889,354
    Selective Insurance Group, Inc....................................    82,772   1,428,645
    Shore Bancshares, Inc.............................................     6,595      34,888
    SI Financial Group, Inc...........................................    10,062     117,725
   *Siebert Financial Corp............................................     8,302      14,113
   #Sierra Bancorp....................................................    16,140     172,375
  #*Signature Bank....................................................    57,109   3,683,530
    Simmons First National Corp. Class A..............................    25,204     588,261
   #SLM Corp..........................................................   351,367   5,618,358
    Somerset Hills Bancorp............................................     3,585      30,831
    South Street Financial Corp.......................................       897       3,642
   *Southcoast Financial Corp.........................................     4,147       9,745
   *Southern Community Financial Corp.................................    13,882      43,728
   *Southern Connecticut Bancorp, Inc.................................     1,300       1,534
   *Southern First Bancshares, Inc....................................     2,757      23,131
    Southern Missouri Bancorp, Inc....................................     1,461      32,507
    Southern National Bancorp of Virginia, Inc........................     1,825      13,487
   #Southside Bancshares, Inc.........................................    25,714     536,386
   *Southwest Bancorp, Inc............................................    28,007     257,664
    Southwest Georgia Financial Corp..................................     1,954      16,804
  #*St. Joe Co. (The).................................................   140,515   2,378,919
    StanCorp Financial Group, Inc.....................................    63,721   1,896,337
    State Auto Financial Corp.........................................    54,992     713,246
   #State Street Corp.................................................   248,017  10,014,926
    StellarOne Corp...................................................    34,033     455,702
    Sterling Bancorp..................................................    45,371     435,108
   #Stewart Information Services Corp.................................    27,576     470,722
  #*Stifel Financial Corp.............................................    81,152   2,442,675
   *Stratus Properties, Inc...........................................     6,860      57,281
  #*Suffolk Bancorp...................................................    12,402     161,226
    Summit State Bank.................................................     4,397      27,701
   *Sun Bancorp, Inc..................................................    48,642     143,007

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    SunTrust Banks, Inc............................................... 273,245 $ 6,462,244
    Susquehanna Bancshares, Inc....................................... 283,693   3,024,167
   *Sussex Bancorp....................................................   2,127      10,422
  #*SVB Financial Group...............................................  67,660   3,911,425
   *SWS Group, Inc....................................................  32,323     185,211
    Symetra Financial Corp............................................ 117,381   1,365,141
   #Synovus Financial Corp............................................ 715,544   1,359,534
   #T. Rowe Price Group, Inc..........................................  31,459   1,911,134
  #*Taylor Capital Group, Inc.........................................  40,253     702,415
   #TCF Financial Corp................................................ 247,033   2,551,851
   #TD Ameritrade Holding Corp........................................ 239,738   3,816,629
    Teche Holding Co..................................................   2,166      82,720
   *Tejon Ranch Co....................................................  29,947     778,323
    Territorial Bancorp, Inc..........................................  16,414     385,729
   #Teton Advisors, Inc. Class A......................................      95       1,225
  #*Texas Capital Bancshares, Inc.....................................  58,624   2,526,108
    TF Financial Corp.................................................   3,426      79,894
   *TFS Financial Corp................................................ 311,552   2,931,704
    Thomas Properties Group, Inc......................................  75,959     382,833
   *TIB Financial Corp................................................     274       2,998
  o*TierOne Corp......................................................   8,000          --
   *Timberland Bancorp, Inc...........................................   5,770      29,889
   #Tompkins Financial Corp...........................................  16,663     654,189
   #Torchmark Corp.................................................... 106,486   5,297,678
  #*Tower Financial Corp..............................................   2,132      25,371
    Tower Group, Inc..................................................  60,420   1,126,229
   #TowneBank.........................................................  43,444     621,249
   *Transcontinental Realty Investors, Inc............................     100         310
    Travelers Cos., Inc. (The)........................................ 235,445  14,750,629
   *Tree.com, Inc.....................................................  13,456     173,852
   #TriCo Bancshares..................................................  23,184     353,556
    TrustCo Bank Corp................................................. 139,730     769,912
   #Trustmark Corp....................................................  97,518   2,357,985
   #U.S. Bancorp...................................................... 927,191  31,060,898
   #UMB Financial Corp................................................  62,042   2,981,739
   #Umpqua Holdings Corp.............................................. 170,399   2,126,580
    Unico American Corp...............................................     100       1,000
    Union Bankshares, Inc.............................................   2,439      47,097
    Union First Market Bankshares Corp................................  36,976     564,624
   *United Bancshares, Inc............................................   2,086      19,066
   #United Bankshares, Inc............................................  71,655   1,669,562
   #United Community Bancorp..........................................   1,759      10,607
  #*United Community Banks, Inc.......................................  52,432     357,062
   *United Community Financial Corp...................................  10,564      28,100
    United Financial Bancorp, Inc.....................................  23,125     329,531
    United Fire Group, Inc............................................  51,432   1,008,067
  #*United Security Bancshares........................................   8,105      19,696
   *Unity Bancorp, Inc................................................   5,831      34,811
    Universal Insurance Holdings, Inc.................................  57,161     182,915
    Univest Corp. of Pennsylvania.....................................  25,324     402,905
    Unum Group........................................................ 291,024   5,497,443
    Validus Holdings, Ltd............................................. 153,923   5,007,115
   #Valley National Bancorp........................................... 308,947   2,873,207
    ViewPoint Financial Group, Inc....................................  65,752   1,157,564
   *Virginia Commerce Bancorp, Inc....................................  47,407     382,574
   *Virtus Investment Partners, Inc...................................   2,803     234,667
    VIST Financial Corp...............................................   5,686      69,540
   #VSB Bancorp, Inc..................................................     134       1,426
    Waddell & Reed Financial, Inc.....................................  29,603     861,151
   *Walker & Dunlop, Inc..............................................   3,708      46,869
    Washington Banking Co.............................................  22,933     320,603

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CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Financials -- (Continued)
    Washington Federal, Inc...........................................   165,666 $    2,639,059
    Washington Trust Bancorp, Inc.....................................    24,478        607,544
   *Waterstone Financial, Inc.........................................    21,950         73,094
    Wayne Savings Bancshares, Inc.....................................     1,615         13,711
    Webster Financial Corp............................................   134,766      2,765,398
    Wells Fargo & Co.................................................. 2,560,731     86,578,315
    WesBanco, Inc.....................................................    39,324        814,400
    West Bancorporation, Inc..........................................    23,486        238,148
   *West Coast Bancorp................................................    29,172        580,231
   #Westamerica Bancorporation........................................    42,631      1,961,026
   *Western Alliance Bancorp..........................................   119,849      1,105,008
    Westfield Financial, Inc..........................................    39,650        295,789
    Westwood Holdings Group, Inc......................................     8,294        308,952
    White River Capital, Inc..........................................     2,447         54,935
    Willis Group Holdings P.L.C.......................................   105,494      3,901,168
   *Wilshire Bancorp, Inc.............................................   106,615        675,939
   #Wintrust Financial Corp...........................................    55,900      2,052,089
  #*World Acceptance Corp.............................................    24,217      1,725,946
   #WR Berkley Corp...................................................   129,849      4,756,369
   *WSB Holdings, Inc.................................................     8,451         23,240
    WSFS Financial Corp...............................................       813         33,683
    WVS Financial Corp................................................     2,157         17,342
    XL Group P.L.C....................................................   316,478      6,535,271
   *Yadkin Valley Financial Corp......................................    14,328         39,975
    Zions Bancorporation..............................................   285,530      5,196,646
   *ZipRealty, Inc....................................................    25,107         32,890
                                                                                 --------------
Total Financials......................................................            1,221,689,703
                                                                                 --------------
Health Care -- (9.3%)
   *Abaxis, Inc.......................................................    13,083        466,932
   #Abbott Laboratories...............................................   176,697     11,716,778
  #*ABIOMED, Inc......................................................    53,389      1,203,922
   *Acadia Healthcare Co., Inc........................................     4,018         64,851
   *ACADIA Pharmaceuticals, Inc.......................................     2,387          3,843
   *Accelr8 Technology Corp...........................................     2,183          6,986
   *Accuray, Inc......................................................   109,159        688,793
  #*Achillion Pharmaceuticals, Inc....................................     3,737         24,739
   *Acorda Therapeutics, Inc..........................................    26,245        631,717
   *Adcare Health Systems, Inc........................................     7,244         27,093
   *Addus HomeCare Corp...............................................    10,355         45,562
   *ADVENTRX Pharmaceuticals, Inc.....................................    25,886         16,438
    Aetna, Inc........................................................   184,690      6,659,921
  #*Affymax, Inc......................................................    51,139        829,986
   *Affymetrix, Inc...................................................   105,262        441,048
    Agilent Technologies, Inc.........................................    56,755      2,173,149
  #*Air Methods Corp..................................................    16,873      1,839,663
  #*Akorn, Inc........................................................    22,114        302,298
   *Albany Molecular Research, Inc....................................    44,428        125,731
   *Alere, Inc........................................................   128,568      2,426,078
  #*Alexion Pharmaceuticals, Inc......................................    36,176      3,793,054
  #*Align Technology, Inc.............................................    80,275      2,726,139
   *Alkermes P.L.C....................................................   130,227      2,420,920
    Allergan, Inc.....................................................    33,891      2,781,434
   *Alliance HealthCare Services, Inc.................................    54,572         44,203
   *Allied Healthcare Products, Inc...................................     6,964         19,743
   *Allos Therapeutics, Inc...........................................    38,881         68,819
   *Allscripts Healthcare Solutions, Inc..............................   207,674      1,910,601
   *Almost Family, Inc................................................    13,353        293,900
  #*Alnylam Pharmaceuticals, Inc......................................    52,764        986,159
   *Alphatec Holdings, Inc............................................   101,402        178,468
   *AMAG Pharmaceuticals, Inc.........................................    24,566        380,282


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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Health Care -- (Continued)
   *Amedisys, Inc.....................................................    43,659 $   532,203
   *American Shared Hospital Services.................................     4,179      12,746
  #*AMERIGROUP Corp...................................................    64,076   5,759,151
   #AmerisourceBergen Corp............................................    88,145   3,499,356
   #Amgen, Inc........................................................   259,507  21,435,278
  #*Amicus Therapeutics, Inc..........................................     4,067      20,050
   *AMN Healthcare Services, Inc......................................    60,857     355,405
   *Amsurg Corp.......................................................    48,127   1,421,672
   *Amylin Pharmaceuticals, Inc.......................................     2,644      81,409
    Analogic Corp.....................................................    18,608   1,191,284
   *AngioDynamics, Inc................................................    35,796     394,114
   *Anika Therapeutics, Inc...........................................    19,665     238,930
   *ARCA Biopharma, Inc...............................................     7,683       3,688
  #*Arena Pharmaceuticals, Inc........................................    11,668      97,544
  #*Ariad Pharmaceuticals, Inc........................................   178,800   3,420,444
   *Arqule, Inc.......................................................    23,319     141,080
   *Array BioPharma, Inc..............................................    37,816     194,374
    Arrhythmia Research Technology, Inc...............................     1,790       5,316
   *ArthroCare Corp...................................................    40,950   1,211,301
    Assisted Living Concepts, Inc. Class A............................    28,902     404,917
   *Astex Pharmaceuticals, Inc........................................    79,843     198,011
  #*athenahealth, Inc.................................................    10,282     940,803
   *AtriCure, Inc.....................................................    13,045     109,187
    Atrion Corp.......................................................     3,079     634,274
   *Authentidate Holding Corp.........................................     2,476       1,832
  #*AVEO Pharmaceuticals, Inc.........................................    13,498     176,824
    Bard (C.R.), Inc..................................................    12,868   1,251,542
   #Baxter International, Inc.........................................    52,724   3,084,881
   #Becton Dickinson & Co.............................................    25,917   1,962,176
   *Bioanalytical Systems, Inc........................................     2,068       2,140
   *BioClinica, Inc...................................................    16,163      84,048
   *BioCryst Pharmaceuticals, Inc.....................................    33,426     148,411
  #*Biogen Idec, Inc..................................................    30,059   4,383,504
  #*BioMarin Pharmaceutical, Inc......................................    35,450   1,392,830
   *BioMimetic Therapeutics, Inc......................................    11,385      38,709
   *Bio-Rad Laboratories, Inc. Class A................................    35,403   3,406,123
   *Bio-Rad Laboratories, Inc. Class B................................     2,960     287,682
  #*Bio-Reference Labs, Inc...........................................    35,410     876,398
  #*Biosante Pharmaceuticals, Inc.....................................     1,265       1,872
   *BioScrip, Inc.....................................................    88,254     561,295
  #*BioSpecifics Technologies Corp....................................     1,942      35,092
   *Boston Scientific Corp............................................ 1,471,447   7,607,381
   *Bovie Medical Corp................................................    16,167      37,346
   #Bristol-Myers Squibb Co...........................................   291,159  10,365,260
  #*Brookdale Senior Living, Inc......................................   178,644   2,940,480
  #*Bruker Corp.......................................................    64,955     767,768
  #*BSD Medical Corp..................................................     4,763       5,620
   *Cambrex Corp......................................................    45,053     415,839
    Cantel Medical Corp...............................................    41,452   1,082,726
   *Capital Senior Living Corp........................................    42,114     473,361
   *Capstone Therapeutics Corp........................................     2,652         427
   *Cardica, Inc......................................................     3,013       5,755
   #Cardinal Health, Inc..............................................   103,083   4,441,846
   *CardioNet, Inc....................................................    22,821      44,501
  #*CareFusion Corp...................................................   223,192   5,448,117
   *CAS Medical Systems, Inc..........................................       693       1,157
   *Catalyst Pharmaceutical Partners, Inc.............................       890       1,130
   *Catamaran Corp....................................................    25,819   2,181,954
   *Celgene Corp......................................................    45,414   3,109,042
   *Celldex Therapeutics, Inc.........................................    88,604     458,083
  #*Celsion Corp......................................................     7,425      24,577

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
  #*Centene Corp......................................................  70,647 $2,687,412
  #*Cepheid, Inc......................................................  18,235    584,249
   *Cerner Corp.......................................................  26,038  1,924,729
  #*Cerus Corp........................................................  18,893     57,057
   *Charles River Laboratories International, Inc.....................  76,853  2,615,308
   #Chemed Corp.......................................................  30,425  1,909,777
  #*Chindex International, Inc........................................  12,137    126,832
   #Cigna Corp........................................................ 146,545  5,902,833
  #*Codexis, Inc......................................................  13,246     40,798
   *Columbia Laboratories, Inc........................................   6,488      5,377
   *CombiMatrix Corp..................................................   7,394      5,272
  #*Community Health Systems, Inc..................................... 142,356  3,503,381
    Computer Programs & Systems, Inc..................................   4,189    207,356
  #*Conceptus, Inc....................................................  45,586    846,988
    CONMED Corp.......................................................  43,673  1,198,387
   *Conmed Healthcare Management, Inc.................................   7,215     28,283
    Cooper Cos., Inc. (The)...........................................  72,581  5,462,446
   *Cornerstone Therapeutics, Inc.....................................   2,272     17,494
   *Corvel Corp.......................................................  15,017    692,884
  #*Covance, Inc......................................................  72,888  3,421,363
   #Coventry Health Care, Inc......................................... 155,335  5,177,316
    Covidien P.L.C....................................................  72,569  4,055,156
   *Cross Country Healthcare, Inc.....................................  40,726    185,711
   *CryoLife, Inc.....................................................  35,789    198,987
  #*Cubist Pharmaceuticals, Inc.......................................  77,602  3,341,542
   *Cumberland Pharmaceuticals, Inc...................................  29,618    180,670
  #*Curis, Inc........................................................   6,700     32,428
   *Cutera, Inc.......................................................  20,214    138,264
  #*Cyberonics, Inc...................................................  26,907  1,165,073
   *Cyclacel Pharmaceuticals, Inc.....................................   3,300      1,716
   *Cynosure, Inc. Class A............................................  14,061    352,087
   *Cytokinetics, Inc.................................................  57,822     40,128
  #*Cytori Therapeutics, Inc..........................................   5,164     13,530
   *DaVita, Inc.......................................................  37,711  3,711,517
    Daxor Corp........................................................   5,407     48,474
   #DENTSPLY International, Inc.......................................  96,933  3,522,545
   *Depomed, Inc......................................................  81,045    447,368
   *Digirad Corp......................................................  23,800     47,600
   *Durect Corp.......................................................  40,784     43,231
   *DUSA Pharmaceuticals, Inc.........................................  15,664     85,682
   *Dyax Corp.........................................................  68,911    182,614
   *Dynacq Healthcare, Inc............................................   3,325      2,042
   *Dynavax Technologies Corp.........................................  23,749     91,671
   *Edwards Lifesciences Corp.........................................  36,693  3,713,332
    Eli Lilly & Co.................................................... 124,130  5,465,444
   *Emergent Biosolutions, Inc........................................  50,100    731,961
   *Emeritus Corp.....................................................  65,645  1,112,683
   *Encision, Inc.....................................................     900        896
  #*Endo Health Solutions, Inc........................................ 171,978  5,112,906
  #*Endocyte, Inc.....................................................  39,797    306,039
   *Endologix, Inc....................................................  30,324    356,307
    Ensign Group, Inc. (The)..........................................  32,031    898,470
   *EnteroMedics, Inc.................................................     417      1,384
   *Enzo Biochem, Inc.................................................  52,024     78,036
  #*Enzon Pharmaceuticals, Inc........................................  77,086    511,080
  #*Epocrates, Inc....................................................   2,213     16,686
   *Exact Sciences Corp...............................................  15,692    160,843
   *Exactech, Inc.....................................................  18,861    312,150
   *ExamWorks Group, Inc..............................................   9,654    125,985
   *Express Scripts Holding Co........................................  87,792  5,086,668
   *Five Star Quality Care, Inc.......................................  61,774    220,533

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
  #*Forest Laboratories, Inc.......................................... 187,988 $ 6,306,997
   *Furiex Pharmaceuticals, Inc.......................................  14,153     272,021
  #*Genomic Health, Inc...............................................   9,319     312,839
  #*Gen-Probe, Inc....................................................  13,985   1,156,420
   *Gentiva Health Services, Inc......................................  57,592     383,563
   *GenVec, Inc.......................................................     317         631
  #*Geron Corp........................................................  69,319     119,229
   *Gilead Sciences, Inc..............................................  67,678   3,676,946
   *Greatbatch, Inc...................................................  36,653     836,788
   *GTx, Inc..........................................................  30,947     108,933
   *Haemonetics Corp..................................................  37,571   2,701,731
   *Hanger, Inc.......................................................  51,277   1,321,408
   *Harvard Bioscience, Inc...........................................  37,663     139,353
   *HCA Holdings, Inc.................................................     283       7,494
   *Health Management Associates, Inc. Class A........................ 338,723   2,228,797
   *Health Net, Inc................................................... 133,177   2,932,558
  #*HealthSouth Corp..................................................  70,418   1,577,363
   *HealthStream, Inc.................................................  26,833     749,714
   *Healthways, Inc...................................................  47,076     527,722
  #*Henry Schein, Inc.................................................  63,424   4,744,749
    Hill-Rom Holdings, Inc............................................  71,702   1,875,007
   *Hi-Tech Pharmacal Co., Inc........................................  19,251     661,464
  #*HMS Holdings Corp.................................................  43,047   1,481,247
  #*Hologic, Inc...................................................... 247,729   4,587,941
   *Hooper Holmes, Inc................................................  27,377      17,822
  #*Hospira, Inc...................................................... 113,374   3,939,746
   #Humana, Inc....................................................... 106,714   6,573,582
   *ICU Medical, Inc..................................................  21,665   1,155,394
  #*Idenix Pharmaceuticals, Inc.......................................  38,717     392,203
   *Idera Pharmaceuticals, Inc........................................  30,405      31,013
  #*IDEXX Laboratories, Inc...........................................  10,874     958,761
   *Illumina, Inc.....................................................  19,907     825,543
  #*Immunomedics, Inc.................................................  35,448     122,650
   *Impax Laboratories, Inc........................................... 102,624   2,280,305
  #*Incyte Corp.......................................................  77,920   1,947,221
  #*Infinity Pharmaceuticals, Inc.....................................  22,453     392,029
   *Inovio Pharmaceuticals, Inc.......................................  19,500       9,360
  #*Integra LifeSciences Holdings Corp................................  41,383   1,591,590
   *IntegraMed America, Inc...........................................  18,460     257,148
  #*Intuitive Surgical, Inc...........................................   3,637   1,751,216
    Invacare Corp.....................................................  43,298     610,069
   *IPC The Hospitalist Co............................................  19,725     848,175
   *Iridex Corp.......................................................   9,691      32,368
   *IRIS International, Inc...........................................  25,736     267,397
   *Jazz Pharmaceuticals P.L.C........................................  33,119   1,592,030
   *Johnson & Johnson................................................. 349,729  24,208,241
   *Keryx Biopharmaceuticals, Inc.....................................   5,600      10,192
    Kewaunee Scientific Corp..........................................   3,000      35,520
   *Kindred Healthcare, Inc...........................................  68,907     652,549
  #*K-V Pharmaceutical Co. Class A....................................  45,622      15,283
   *K-V Pharmaceutical Co. Class B....................................   7,693       4,347
  #*Laboratory Corp. of America Holdings..............................  59,040   4,964,674
    Landauer, Inc.....................................................   5,650     321,824
   *Lannet Co., Inc...................................................  35,553     168,166
   *LCA-Vision, Inc...................................................  20,620      72,789
    LeMaitre Vascular, Inc............................................  22,583     142,273
   *Lexicon Pharmaceuticals, Inc......................................  46,751     113,137
   *LHC Group, Inc....................................................  29,031     519,365
  #*Life Technologies Corp............................................ 120,198   5,274,288
   *LifePoint Hospitals, Inc..........................................  75,205   2,866,815
   *Ligand Pharmaceuticals, Inc. Class B..............................   2,110      40,828

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Health Care -- (Continued)
  #*Lincare Holdings, Inc.............................................   111,350 $ 4,609,890
   *Luminex Corp......................................................    42,139     721,841
   *Magellan Health Services, Inc.....................................    44,068   2,124,078
  #*Masimo Corp.......................................................    41,290     924,896
   *Maxygen, Inc......................................................    48,995     295,440
    McKesson Corp.....................................................    54,224   4,919,744
   *MedAssets, Inc....................................................    88,822   1,171,562
   *MedCath Corp......................................................    26,258     202,712
   *Medical Action Industries, Inc....................................    32,084     111,652
   *Medicines Co. (The)...............................................    84,459   2,114,853
   *MediciNova, Inc...................................................     5,363       8,849
   #Medicis Pharmaceutical Corp. Class A..............................    77,415   2,548,502
   *Medidata Solutions, Inc...........................................     8,885     314,618
  #*Medivation, Inc...................................................    14,320   1,427,704
  #*MEDNAX, Inc.......................................................    74,146   4,903,275
   *Medtox Scientific, Inc............................................    12,099     326,673
    Medtronic, Inc....................................................   190,894   7,525,041
   #Merck & Co., Inc.................................................. 1,401,705  61,913,310
  #*Merge Healthcare, Inc.............................................    27,442      81,228
   *Merit Medical Systems, Inc........................................    62,364     842,538
   *Metabolix, Inc....................................................     1,182       2,187
   *Metropolitan Health Networks, Inc.................................    67,233     566,774
  #*Mettler Toledo International, Inc.................................    11,500   1,780,200
   *Misonix, Inc......................................................     8,260      19,989
   *MModal, Inc.......................................................    42,163     603,774
   *Molina Healthcare, Inc............................................    70,147   1,712,288
   *Momenta Pharmaceuticals, Inc......................................    75,588   1,074,861
  #*MWI Veterinary Supply, Inc........................................    11,689   1,064,751
   *Mylan, Inc........................................................   304,347   7,009,111
   *Myrexis, Inc......................................................    25,968      66,218
  #*Myriad Genetics, Inc..............................................    71,035   1,765,220
   *Nabi Biopharmaceuticals...........................................    40,400      65,448
  #*Nanosphere, Inc...................................................    31,702      94,472
    National Healthcare Corp..........................................    19,959     871,610
    National Research Corp............................................     9,804     493,337
   *Natus Medical, Inc................................................    58,055     717,560
  #*Neogen Corp.......................................................    19,907     765,822
   *Neuralstem, Inc...................................................       165         150
   *Neurocrine Biosciences, Inc.......................................    35,109     266,828
  #*Novavax, Inc......................................................    28,206      62,899
   *NuVasive, Inc.....................................................    65,742   1,373,350
   *Obagi Medical Products, Inc.......................................    27,897     427,940
   #Omnicare, Inc.....................................................   171,183   5,376,858
   *Omnicell, Inc.....................................................    49,150     641,408
  #*OncoGenex Pharmaceutical, Inc.....................................     1,700      23,732
  #*Onyx Pharmaceuticals, Inc.........................................    64,707   4,851,084
   *OraSure Technologies, Inc.........................................    59,567     632,006
   *Orexigen Therapeutics, Inc........................................    58,264     287,242
   *Orthofix International N.V........................................    27,951   1,146,270
  #*Osiris Therapeutics, Inc..........................................    13,955     121,688
   #Owens & Minor, Inc................................................    88,339   2,492,043
   *Pain Therapeutics, Inc............................................    50,349     185,284
   *Palomar Medical Technologies, Inc.................................    25,775     206,458
   *Par Pharmaceutical Cos., Inc......................................    56,247   2,810,100
   *PAREXEL International Corp........................................    89,476   2,462,380
   #Patterson Cos., Inc...............................................   141,055   4,809,976
   *PDI, Inc..........................................................    21,336     153,192
   #PDL BioPharma, Inc................................................   133,198     904,414
   #PerkinElmer, Inc..................................................   176,523   4,510,163
   *Pernix Therapeutics Holdings, Inc.................................     6,670      50,825
   #Perrigo Co........................................................    21,164   2,413,119

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Health Care -- (Continued)
    Pfizer, Inc....................................................... 3,790,985 $91,135,279
   *PharMerica Corp...................................................    38,393     395,064
  #*PhotoMedex, Inc...................................................     6,469      89,854
   *Pozen, Inc........................................................    44,928     283,496
   *Progenics Pharmaceuticals, Inc....................................    48,866     254,592
   *ProPhase Labs, Inc................................................    19,981      24,577
   *Providence Service Corp. (The)....................................    18,617     240,159
   *pSivida Corp......................................................    25,881      71,432
  #*PSS World Medical, Inc............................................    62,009   1,295,368
    Psychemedics Corp.................................................     1,810      19,711
    Quality Systems, Inc..............................................    24,060     388,810
   #Quest Diagnostics, Inc............................................   107,667   6,290,983
  #*Questcor Pharmaceuticals, Inc.....................................    47,500   1,751,325
  #*Quidel Corp.......................................................    50,738     795,064
   *RadNet, Inc.......................................................    33,951      79,445
  #*Regeneron Pharmaceuticals, Inc....................................    33,215   4,472,400
   *Repligen Corp.....................................................    40,505     162,830
  #*ResMed, Inc.......................................................    79,885   2,521,171
   *Retractable Technologies, Inc.....................................     7,725       7,918
   *Rigel Pharmaceuticals, Inc........................................   104,585   1,144,160
  #*Rochester Medical Corp............................................    14,992     149,620
  #*Rockwell Medical, Inc.............................................    10,169      91,724
   *RTI Biologics, Inc................................................    80,652     287,121
  #*Salix Pharmaceuticals, Ltd........................................    24,827   1,112,746
  #*Sangamo Biosciences, Inc..........................................    38,459     202,294
   *Santarus, Inc.....................................................    49,945     363,100
  #*SciClone Pharmaceuticals, Inc.....................................    88,042     506,242
  #*Seattle Genetics, Inc.............................................    38,000     994,080
  #*Select Medical Holdings Corp......................................   188,626   2,008,867
   *SIGA Technologies, Inc............................................     1,425       4,147
    Simulations Plus, Inc.............................................     4,400      18,436
   *Sirona Dental Systems, Inc........................................    69,168   2,990,133
   *Skilled Healthcare Group, Inc. Class A............................    31,445     170,746
   *Solta Medical, Inc................................................    76,268     249,396
   *Somaxon Pharmaceuticals, Inc......................................     2,800       1,008
    Span-American Medical System, Inc.................................     3,812      64,804
   *Spectranetics Corp................................................    43,357     511,613
  #*Spectrum Pharmaceuticals, Inc.....................................    72,674   1,016,709
   #St. Jude Medical, Inc.............................................   136,597   5,103,264
   *Staar Surgical Co.................................................    26,138     134,349
  #*StemCells, Inc....................................................       545         976
  #*Stereotaxis, Inc..................................................     4,433       8,201
    STERIS Corp.......................................................    86,361   2,602,057
   *Strategic Diagnostics, Inc........................................    14,178      18,857
   #Stryker Corp......................................................    45,372   2,360,705
   *Sucampo Pharmaceuticals, Inc. Class A.............................    14,749      59,586
   *Sun Healthcare Group, Inc.........................................    27,539     230,226
   *SunLink Health Systems, Inc.......................................     3,122       3,497
  #*Sunrise Senior Living, Inc........................................    84,457     564,173
   *SurModics, Inc....................................................    25,484     406,215
   *Symmetry Medical, Inc.............................................    55,133     427,281
   *Synageva BioPharma Corp...........................................     3,398     170,104
  #*Synta Pharmaceuticals Corp........................................    10,204      74,999
   *Targacept, Inc....................................................     4,269      18,442
  #*Team Health Holdings, Inc.........................................    44,743   1,194,638
   #Techne Corp.......................................................    14,100     974,028
    Teleflex, Inc.....................................................    63,243   4,031,109
   *Tenet Healthcare Corp.............................................   657,214   3,036,329
   *Theragenics Corp..................................................    18,695      34,399
  #*Theravance, Inc...................................................     4,573     133,211
    Thermo Fisher Scientific, Inc.....................................   183,809  10,232,647

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
  #*Thoratec Corp.....................................................  59,538 $  2,042,749
   *Tornier NV........................................................   6,959      151,845
   *TranS1, Inc.......................................................  25,910       64,775
   *Transcept Pharmaceuticals, Inc....................................  23,021      140,198
   *Triple-S Management Corp. Class B.................................  28,579      520,709
    U.S. Physical Therapy, Inc........................................  17,591      451,561
  #*United Therapeutics Corp..........................................  45,811    2,509,527
    UnitedHealth Group, Inc........................................... 453,978   23,193,736
   *Universal American Corp........................................... 116,068    1,039,969
   #Universal Health Services, Inc. Class B........................... 110,174    4,305,600
   *Urologix, Inc.....................................................   4,079        3,834
   *Uroplasty, Inc....................................................   2,767       10,764
    Utah Medical Products, Inc........................................   5,731      194,052
  #*Varian Medical Systems, Inc.......................................  17,446      952,203
   *Vascular Solutions, Inc...........................................  23,584      314,611
  #*VCA Antech, Inc................................................... 133,177    2,423,821
   *Vertex Pharmaceuticals, Inc.......................................  30,622    1,485,473
   *Vical, Inc........................................................  76,737      265,510
  #*ViroPharma, Inc................................................... 109,689    2,381,348
  #*Vivus, Inc........................................................  15,993      336,333
   *Warner Chilcott P.L.C.............................................   4,892       83,164
   *Waters Corp.......................................................  16,195    1,254,789
   *Watson Pharmaceuticals, Inc.......................................  95,501    7,432,843
   *WellCare Health Plans, Inc........................................  53,682    3,479,667
    WellPoint, Inc.................................................... 203,028   10,819,362
    West Pharmaceutical Services, Inc.................................  51,650    2,571,137
  #*Wizzard Software Corp.............................................   3,320       11,620
   *Wright Medical Group, Inc.........................................  60,015    1,118,680
   *XenoPort, Inc.....................................................  47,251      372,338
    Young Innovations, Inc............................................  12,088      436,256
   *Zalicus, Inc......................................................  60,838       64,488
   #Zimmer Holdings, Inc.............................................. 127,441    7,510,098
                                                                               ------------
Total Health Care.....................................................          710,841,539
                                                                               ------------
Industrials -- (11.8%)
    3M Co.............................................................  78,020    7,117,765
   #A.O. Smith Corp...................................................  58,373    2,884,794
   *A.T. Cross Co. Class A............................................  10,756      103,580
  #*A123 Systems, Inc.................................................  65,270       28,719
   #AAON, Inc.........................................................  36,467      666,252
    AAR Corp..........................................................  56,922      808,862
    ABM Industries, Inc...............................................  81,911    1,523,545
   *Acacia Research Corp..............................................  25,500      721,905
  #*ACCO Brands Corp.................................................. 107,298      908,814
   *Accuride Corp.....................................................  14,156       73,470
    Aceto Corp........................................................  39,604      347,723
   #Acorn Energy, Inc.................................................  24,822      215,455
   *Active Power, Inc.................................................   7,900        6,637
    Actuant Corp. Class A............................................. 103,947    2,958,332
   #Acuity Brands, Inc................................................  45,017    2,608,285
   *Adept Technology, Inc.............................................  14,123       55,645
  #*Advisory Board Co. (The)..........................................  27,614    1,242,354
   *AECOM Technology Corp............................................. 174,318    2,825,695
   *Aegion Corp.......................................................  57,312      997,229
  #*AeroCentury Corp..................................................   1,459       16,049
   *Aerosonic Corp....................................................   1,200        4,440
   *Aerovironment, Inc................................................  32,195      752,075
  #*AGCO Corp.........................................................  85,758    3,759,631
   *Air Transport Services Group, Inc.................................  94,853      458,140
    Aircastle, Ltd....................................................  90,875    1,075,051
    Alamo Group, Inc..................................................  18,253      522,583

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Alaska Air Group, Inc............................................. 105,960 $3,692,706
    Albany International Corp. Class A................................  41,545    743,656
  #*Allegiant Travel Co...............................................  28,022  1,991,243
    Alliant Techsystems, Inc..........................................  47,530  2,201,590
  o*Allied Defense Group, Inc. (The)..................................   8,042     43,025
    Allied Motion Technologies, Inc...................................   6,678     39,066
    Altra Holdings, Inc...............................................  39,886    658,917
    Amerco, Inc.......................................................  27,845  2,600,723
   *Ameresco, Inc. Class A............................................  37,184    452,157
   *American Railcar Industries, Inc..................................  39,572  1,204,176
   *American Reprographics Co.........................................  66,580    290,955
    American Science & Engineering, Inc...............................  13,227    754,468
   *American Superconductor Corp......................................   9,532     35,364
   *American Woodmark Corp............................................  21,938    365,706
    AMETEK, Inc.......................................................  85,095  2,637,945
    Ampco-Pittsburgh Corp.............................................  14,266    224,119
   *AMREP Corp........................................................   7,977     48,460
    Apogee Enterprises, Inc...........................................  43,470    703,779
    Applied Industrial Technologies, Inc..............................  64,834  2,409,231
    Argan, Inc........................................................  18,238    288,343
    Arkansas Best Corp................................................  36,736    502,916
   #Armstrong World Industries, Inc...................................  74,050  2,862,032
   *Arotech Corp......................................................   5,156      4,537
  #*Ascent Solar Technologies, Inc....................................  31,475     33,049
   *Asset Acceptance Capital Corp.....................................  37,465    218,421
    Asta Funding, Inc.................................................  16,698    155,625
   *Astec Industries, Inc.............................................  33,107    966,724
   *Astronics Corp....................................................  13,509    406,351
  #*Astronics Corp. Class B...........................................   2,144     63,248
   *Atlas Air Worldwide Holdings, Inc.................................  40,081  1,818,074
   *Avalon Holding Corp. Class A......................................   1,202      4,339
   #Avery Dennison Corp............................................... 160,192  4,932,312
  #*Avis Budget Group, Inc............................................ 161,308  2,317,996
    AZZ, Inc..........................................................  37,944  1,165,260
   *Babcock & Wilcox Co. (The)........................................  23,337    585,759
   #Barnes Group, Inc.................................................  83,052  1,981,621
    Barrett Business Services, Inc....................................  13,746    359,046
   *BE Aerospace, Inc................................................. 121,675  4,773,310
  #*Beacon Roofing Supply, Inc........................................  72,610  1,924,891
    Belden, Inc.......................................................  70,412  2,262,338
   *Blount International, Inc.........................................  39,777    565,629
   *BlueLinx Holdings, Inc............................................  63,414    136,340
   #Boeing Co. (The)..................................................  66,931  4,946,870
    Brady Corp. Class A...............................................  71,810  1,905,119
   *Breeze-Eastern Corp...............................................  12,352     86,464
   #Briggs & Stratton Corp............................................  73,922  1,289,200
   #Brink's Co. (The).................................................  67,450  1,564,840
   *Broadwind Energy, Inc.............................................  20,725      5,527
   *Builders FirstSource, Inc.........................................  72,207    259,945
   #C.H. Robinson Worldwide, Inc......................................  16,987    897,763
   *CAI International, Inc............................................  28,695    593,413
    Carlisle Cos., Inc................................................  85,240  4,303,768
    Cascade Corp......................................................  16,919    797,054
   *Casella Waste Systems, Inc. Class A...............................  38,456    194,203
   #Caterpillar, Inc..................................................  74,853  6,303,371
   *CBIZ, Inc.........................................................  93,126    492,637
    CDI Corp..........................................................  28,086    453,870
   #CECO Environmental Corp...........................................  20,767    166,136
    Celadon Group, Inc................................................  35,195    525,461
  #*Cenveo, Inc.......................................................  20,622     38,976
    Ceradyne, Inc.....................................................  36,240    797,280

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
   *Champion Industries, Inc..........................................   6,873 $     1,770
  #*Chart Industries, Inc.............................................  40,448   2,623,457
    Chicago Rivet & Machine Co........................................     653      12,381
   #Cintas Corp....................................................... 116,576   4,619,907
    CIRCOR International, Inc.........................................  25,290     778,679
    CLAROC, Inc.......................................................  60,460   2,923,241
  #*Clean Harbors, Inc................................................  53,078   3,213,342
   *CNH Global NV.....................................................  12,717     484,772
    Coleman Cable, Inc................................................   8,307      72,022
  #*Colfax Corp.......................................................  73,797   2,135,685
   *Columbus McKinnon Corp............................................  29,675     436,519
    Comfort Systems USA, Inc..........................................  53,691     525,635
   *Command Security Corp.............................................  10,654      11,613
   *Commercial Vehicle Group, Inc.....................................  24,357     187,792
    CompX International, Inc..........................................   3,471      44,568
   *Consolidated Graphics, Inc........................................  15,322     363,285
   #Con-way, Inc......................................................  82,603   2,942,319
    Cooper Industries P.L.C........................................... 100,763   7,242,844
  #*Copart, Inc.......................................................  71,990   1,710,482
    Corporate Executive Board Co. (The)...............................  21,537     993,502
    Corrections Corp. of America...................................... 154,971   4,816,499
    Courier Corp......................................................  21,176     235,477
   #Covanta Holding Corp.............................................. 209,697   3,602,594
   *Covenant Transportation Group, Inc. Class A.......................  12,060      59,938
   *CPI Aerostructures, Inc...........................................   8,781      99,664
   *CRA International, Inc............................................  14,257     220,841
    Crane Co..........................................................  67,715   2,640,885
   #CSX Corp.......................................................... 527,605  12,103,259
    Cubic Corp........................................................  39,634   1,917,097
   #Cummins, Inc......................................................  25,812   2,475,371
    Curtiss-Wright Corp...............................................  69,180   2,073,325
   #Danaher Corp...................................................... 120,259   6,350,878
   #Deere & Co........................................................  46,100   3,541,402
   *Delta Air Lines, Inc.............................................. 294,469   2,841,626
   #Deluxe Corp.......................................................  62,375   1,766,460
   *DigitalGlobe, Inc.................................................  63,516   1,236,657
   *Dolan Co. (The)...................................................  44,099     215,203
  #*Dollar Thrifty Automotive Group, Inc..............................  34,837   2,591,873
   #Donaldson Co., Inc................................................  44,342   1,513,392
    Douglas Dynamics, Inc.............................................  32,364     432,707
   #Dover Corp........................................................ 121,960   6,643,161
   *Ducommun, Inc.....................................................  16,267     160,393
   #Dun & Bradstreet Corp. (The)......................................  29,481   2,364,081
   *DXP Enterprises, Inc..............................................  21,105     932,841
   *Dycom Industries, Inc.............................................  49,841     868,230
    Dynamic Materials Corp............................................  19,547     326,630
  #*Eagle Bulk Shipping, Inc..........................................  13,093      37,970
   #Eastern Co. (The).................................................   6,782     121,059
   #Eaton Corp........................................................ 152,718   6,695,157
  #*Echo Global Logistics, Inc........................................  31,349     565,536
    Ecology & Environment, Inc. Class A...............................   3,767      45,392
    EMCOR Group, Inc.................................................. 101,648   2,676,392
   #Emerson Electric Co...............................................  95,382   4,556,398
   *Encore Capital Group, Inc.........................................  37,611   1,053,108
    Encore Wire Corp..................................................  34,479     944,725
  #*Energy Recovery, Inc..............................................  51,692     116,307
   *EnergySolutions, Inc.............................................. 128,488     213,290
  #*EnerNOC, Inc......................................................     729       4,622
   *EnerSys...........................................................  73,422   2,507,361
   *Engility Holdings, Inc............................................  16,620     242,652
    Ennis, Inc........................................................  39,200     562,128

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
   *EnPro Industries, Inc.............................................    31,150 $  1,073,740
    EnviroStar, Inc...................................................       100          134
   #Equifax, Inc......................................................   103,330    4,839,977
    ESCO Technologies, Inc............................................    39,680    1,428,877
    Espey Manufacturing & Electronics Corp............................     4,614      131,684
   *Esterline Technologies Corp.......................................    46,753    2,745,336
   *Excel Maritime Carriers, Ltd......................................    60,230       25,899
   #Exelis, Inc.......................................................   245,074    2,303,696
   #Expeditors International of Washington, Inc.......................    34,200    1,216,494
   *Exponent, Inc.....................................................    18,149      938,122
   #Fastenal Co.......................................................    55,147    2,377,939
   *Federal Signal Corp...............................................    93,843      532,090
    FedEx Corp........................................................   150,835   13,620,400
   *Flow International Corp...........................................    68,758      220,026
    Flowserve Corp....................................................    34,221    4,105,836
   #Fluor Corp........................................................   110,405    5,473,880
  #*Fortune Brands Home & Security, Inc...............................   197,695    4,373,013
    Forward Air Corp..................................................    34,989    1,170,732
   *Franklin Covey Co.................................................    25,255      262,905
   #Franklin Electric Co., Inc........................................    35,847    2,022,129
    FreightCar America, Inc...........................................    17,783      361,706
   *Frozen Food Express Industries....................................    14,040       21,341
  #*FTI Consulting, Inc...............................................    61,694    1,575,048
   *Fuel Tech, Inc....................................................    30,552      159,940
  #*FuelCell Energy, Inc..............................................    13,996       14,556
   *Furmanite Corp....................................................    54,202      242,825
    G & K Services, Inc. Class A......................................    28,771      906,574
    Gardner Denver, Inc...............................................    25,853    1,473,104
   #GATX Corp.........................................................    69,910    2,941,114
  #*Genco Shipping & Trading, Ltd.....................................    53,288      115,102
   *Gencor Industries, Inc............................................     5,578       42,560
   *GenCorp, Inc......................................................    63,086      533,077
   *Generac Holdings, Inc.............................................    72,815    1,661,638
  #*General Cable Corp................................................    76,162    1,990,113
   #General Dynamics Corp.............................................   154,102    9,776,231
   #General Electric Co............................................... 5,358,686  111,192,734
  #*Genesee & Wyoming, Inc. Class A...................................    53,391    3,313,445
  #*Geo Group, Inc. (The).............................................    93,337    2,157,951
   *GeoEye, Inc.......................................................    32,269      820,601
   *Gibraltar Industries, Inc.........................................    45,397      432,179
    Global Power Equipment Group, Inc.................................    22,239      457,011
    Gorman-Rupp Co. (The).............................................    30,266      840,184
   *GP Strategies Corp................................................    28,882      494,171
   #Graco, Inc........................................................    14,618      670,674
  #*GrafTech International, Ltd.......................................   150,156    1,569,130
    Graham Corp.......................................................    14,415      245,776
   #Granite Construction, Inc.........................................    56,238    1,456,564
    Great Lakes Dredge & Dock Corp....................................    88,456      630,691
   *Greenbrier Cos., Inc..............................................    38,905      634,152
    Griffon Corp......................................................    89,312      785,052
   *H&E Equipment Services, Inc.......................................    52,432      740,340
    Hardinge, Inc.....................................................    14,427      131,574
   *Harsco Corp.......................................................   123,184    2,617,660
   *Hawaiian Holdings, Inc............................................    81,169      517,047
   #Healthcare Services Group, Inc....................................    38,886      843,048
   #Heartland Express, Inc............................................   107,229    1,490,483
   #HEICO Corp........................................................    25,828      921,801
    HEICO Corp. Class A...............................................    63,997    1,886,632
    Heidrick & Struggles International, Inc...........................    25,598      342,501
   *Heritage-Crystal Clean, Inc.......................................     8,679      151,709
    Herman Miller, Inc................................................    47,237      864,437

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Hertz Global Holdings, Inc........................................ 304,946 $3,433,692
   *Hexcel Corp....................................................... 123,969  2,887,238
   *Hill International, Inc...........................................  51,954    202,101
    HNI Corp..........................................................  66,812  1,775,195
   #Honeywell International, Inc......................................  95,314  5,532,978
    Houston Wire & Cable Co...........................................  26,140    299,303
   *Hub Group, Inc. Class A...........................................  56,874  1,692,002
    Hubbell, Inc. Class A.............................................   7,919    620,612
    Hubbell, Inc. Class B.............................................  61,563  5,065,404
   *Hudson Global, Inc................................................  43,679    198,739
  #*Huntington Ingalls Industries, Inc................................  54,771  2,135,521
   *Hurco Cos., Inc...................................................   8,940    182,376
   *Huron Consulting Group, Inc.......................................  33,547  1,129,863
   *ICF International, Inc............................................  29,227    718,107
   #IDEX Corp......................................................... 125,345  4,781,912
   *IHS, Inc..........................................................  21,518  2,372,790
  #*II-VI, Inc........................................................  93,419  1,629,227
   #Illinois Tool Works, Inc..........................................  87,875  4,775,128
    Ingersoll-Rand P.L.C.............................................. 155,841  6,609,217
  #*InnerWorkings, Inc................................................  69,031    827,682
   *Innotrac Corp.....................................................   4,173      6,593
   *Innovative Solutions & Support, Inc...............................  19,410     65,994
    Insperity, Inc....................................................  38,224  1,002,998
    Insteel Industries, Inc...........................................  25,169    250,683
   *Integrated Electrical Services, Inc...............................  14,770     42,390
   *Intelligent Systems Corp..........................................     629      1,025
   *Interface, Inc....................................................  82,125  1,088,978
   *Interline Brands, Inc.............................................  46,600  1,182,708
    International Shipholding Corp....................................   8,363    154,548
    Intersections, Inc................................................  30,961    440,885
   #Iron Mountain, Inc................................................  74,078  2,386,052
   #ITT Corp.......................................................... 114,983  2,154,781
   #J.B. Hunt Transport Services, Inc.................................  32,900  1,810,158
  #*Jacobs Engineering Group, Inc.....................................  84,730  3,268,036
  #*JetBlue Airways Corp.............................................. 440,918  2,429,458
    John Bean Technologies Corp.......................................  41,874    613,454
   #Joy Global, Inc...................................................  20,498  1,064,666
   *Kadant, Inc.......................................................  17,092    353,975
    Kaman Corp........................................................  39,891  1,299,649
   #Kansas City Southern..............................................  99,896  7,272,429
  #*KAR Auction Services, Inc.........................................  94,664  1,515,571
    Kaydon Corp.......................................................  48,788  1,029,427
    KBR, Inc.......................................................... 107,047  2,808,913
    Kelly Services, Inc. Class A......................................  64,846    769,074
    Kelly Services, Inc. Class B......................................   1,275     16,365
    Kennametal, Inc................................................... 118,151  4,359,772
   *Key Technology, Inc...............................................   7,462     67,233
   *Kforce, Inc.......................................................  59,534    688,808
    Kimball International, Inc. Class B...............................  40,252    376,356
  #*Kirby Corp........................................................  69,002  3,641,236
   #Knight Transportation, Inc........................................ 123,478  1,892,918
    Knoll, Inc........................................................  57,654    789,283
   *Korn/Ferry International..........................................  68,928    907,092
   *Kratos Defense & Security Solutions, Inc..........................  50,540    285,551
    KSW, Inc..........................................................   7,439     27,971
    L.B. Foster Co. Class A...........................................  14,936    441,956
    L.S. Starrett Co. Class A (The)...................................   9,260    108,064
   #L-3 Communications Holdings, Inc..................................  99,720  7,069,151
    Landstar System, Inc..............................................  14,471    715,012
    Lawson Products, Inc..............................................  12,431    120,829
   *Layne Christensen Co..............................................  28,402    599,282

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
   #Lennox International, Inc.........................................  27,100 $ 1,183,457
   #Lincoln Electric Holdings, Inc.................................... 101,848   4,061,698
   #Lindsay Corp......................................................  18,873   1,338,096
   *LMI Aerospace, Inc................................................  16,759     302,165
   #Lockheed Martin Corp..............................................  31,576   2,818,790
    LSI Industries, Inc...............................................  42,695     275,383
   *Luna Innovations, Inc.............................................   4,551       6,280
   *Lydall, Inc.......................................................  24,164     308,333
   *Magnetek, Inc.....................................................   1,525      24,141
   *Manitex International, Inc........................................   2,123      17,578
    Manitowoc Co., Inc. (The)......................................... 201,574   2,418,888
    Manpower, Inc..................................................... 122,031   4,341,863
    Marten Transport, Ltd.............................................  33,711     605,112
   #Masco Corp........................................................ 168,629   2,028,607
  #*MasTec, Inc....................................................... 121,672   1,941,885
   *Mastech Holdings, Inc.............................................   2,854      15,982
  #*Matson, Inc.......................................................  63,703   1,564,546
    McGrath RentCorp..................................................  35,550     945,986
   *Meritor, Inc......................................................  72,376     338,720
   *Metalico, Inc.....................................................  76,765     148,924
    Met-Pro Corp......................................................  29,174     264,025
   *MFRI, Inc.........................................................   6,501      44,239
   *Michael Baker Corp................................................  13,685     345,136
  #*Middleby Corp.....................................................  22,669   2,219,748
    Miller Industries, Inc............................................  16,529     271,406
    Mine Safety Appliances Co.........................................  55,130   1,892,062
   *Mistras Group, Inc................................................  35,093     788,891
   *Mobile Mini, Inc..................................................  67,171     961,889
   *Moog, Inc. Class A................................................  61,243   2,228,633
   *Moog, Inc. Class B................................................   6,265     228,672
    MSC Industrial Direct Co., Inc. Class A...........................  11,500     790,395
    Mueller Industries, Inc...........................................  58,451   2,491,766
    Mueller Water Products, Inc. Class A.............................. 238,613     844,690
    Multi-Color Corp..................................................  19,625     381,510
   *MYR Group, Inc....................................................  32,114     524,100
    NACCO Industries, Inc. Class A....................................  10,379   1,039,457
   #National Presto Industries, Inc...................................  10,193     678,242
   *National Technical Systems, Inc...................................  11,231      75,922
   *Navigant Consulting, Inc..........................................  77,151     897,266
  #*Navistar International Corp.......................................  32,363     796,130
   *Nielsen Holdings NV...............................................   6,843     195,025
    NL Industries, Inc................................................  66,217     781,361
   *NN, Inc...........................................................  26,052     234,468
   #Nordson Corp......................................................  44,212   2,266,307
   #Norfolk Southern Corp............................................. 166,058  12,296,595
   #Northrop Grumman Corp............................................. 134,779   8,922,370
   *Northwest Pipe Co.................................................  13,284     323,465
   *Ocean Power Technologies, Inc.....................................   8,423      20,215
   *Old Dominion Freight Line, Inc....................................  73,991   3,137,218
   *Omega Flex, Inc...................................................   8,600      85,914
   *On Assignment, Inc................................................  55,486     865,027
   *Orbital Sciences Corp.............................................  84,061   1,101,199
   *Orion Energy Systems, Inc.........................................  22,128      49,124
   *Orion Marine Group, Inc...........................................  23,294     168,416
   *Oshkosh Corp...................................................... 132,033   2,973,383
  #*Owens Corning, Inc................................................ 188,571   5,065,017
    P.A.M. Transportation Services, Inc...............................   9,059      84,702
   #PACCAR, Inc.......................................................  54,624   2,185,506
   *Pacer International, Inc..........................................  54,398     228,472
   #Pall Corp.........................................................  20,800   1,110,928
   #Parker Hannifin Corp..............................................  97,858   7,859,955

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Park-Ohio Holdings Corp...........................................  23,150 $  397,486
   *Patrick Industries, Inc...........................................  11,656    135,676
   *Patriot Transportation Holding, Inc...............................  10,465    243,207
   *Pendrell Corp.....................................................  69,819     77,499
    Pentair, Inc...................................................... 146,560  6,423,725
   *PGT, Inc..........................................................  21,660     63,680
   *Pike Electric Corp................................................  49,921    427,823
   #Pitney Bowes, Inc.................................................  40,358    539,183
   *Plug Power, Inc...................................................   3,697      4,436
  #*PMFG, Inc.........................................................  16,342    130,736
  #*Polypore International, Inc.......................................  48,768  1,812,219
  #*Portfolio Recovery Associates, Inc................................  26,197  2,218,362
   *Powell Industries, Inc............................................  17,673    605,654
  #*PowerSecure International, Inc....................................  39,354    179,848
    Precision Castparts Corp..........................................  18,338  2,852,659
    Preformed Line Products Co........................................   8,209    444,353
    Primoris Services Corp............................................  73,274    904,934
    Providence & Worcester Railroad Co................................   3,494     46,959
   #Quad/Graphics, Inc................................................   2,481     38,183
   *Quality Distribution, Inc.........................................  37,533    379,083
    Quanex Building Products Corp.....................................  53,897    910,859
  #*Quanta Services, Inc.............................................. 180,273  4,144,476
   *RailAmerica, Inc..................................................  76,293  2,092,717
   #Raven Industries, Inc.............................................  37,454  1,225,869
   #Raytheon Co....................................................... 116,541  6,465,695
   *RBC Bearings, Inc.................................................  33,733  1,580,054
   *RCM Technologies, Inc.............................................  13,580     73,875
   *Real Goods Solar, Inc. Class A....................................     512        538
   #Regal-Beloit Corp.................................................  64,263  4,136,609
  #*Republic Airways Holdings, Inc....................................  72,126    328,173
   #Republic Services, Inc............................................ 212,096  6,135,937
    Resources Connection, Inc.........................................  84,694    956,195
   *Roadrunner Transportation Systems, Inc............................  34,572    603,973
    Robbins & Myers, Inc..............................................  67,641  3,100,663
   #Robert Half International, Inc....................................  27,853    752,310
   #Rockwell Automation, Inc..........................................  47,364  3,190,439
   #Rockwell Collins, Inc.............................................  26,150  1,322,406
    Rollins, Inc......................................................  42,385    999,438
   #Roper Industries, Inc.............................................  66,703  6,633,613
   *RPX Corp..........................................................  12,512    157,026
   #RR Donnelley & Sons Co............................................ 285,484  3,460,066
   *Rush Enterprises, Inc. Class A....................................  39,748    641,930
   *Rush Enterprises, Inc. Class B....................................   8,637    115,909
    Ryder System, Inc.................................................  77,455  3,054,825
   *Saia, Inc.........................................................  24,751    559,373
    Sauer-Danfoss, Inc................................................  31,906  1,154,678
    Schawk, Inc.......................................................  31,307    356,274
   *Seaboard Corp.....................................................   1,240  2,728,000
    SeaCube Container Leasing, Ltd....................................   9,286    163,062
    Servotronics, Inc.................................................   1,473     11,578
   *Shaw Group, Inc. (The)............................................ 108,639  4,231,489
    SIFCO Industries, Inc.............................................   7,118    137,022
   #Simpson Manufacturing Co., Inc....................................  72,437  1,755,873
    SkyWest, Inc...................................................... 101,528    710,696
   *SL Industries, Inc................................................  11,694    160,792
    SmartPros, Ltd....................................................   1,344      2,271
    Snap-on, Inc......................................................  79,949  5,418,943
   #Southwest Airlines Co............................................. 772,044  7,095,084
   *Sparton Corp......................................................  11,200    109,648
  #*Spirit Aerosystems Holdings, Inc. Class A......................... 181,890  4,274,415
   *Spirit Airlines, Inc..............................................   5,733    123,317

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    SPX Corp..........................................................  78,463 $ 4,764,273
   *Standard Parking Corp.............................................  18,468     391,706
    Standard Register Co. (The).......................................  34,067      27,594
    Standex International Corp........................................  19,286     825,055
    Stanley Black & Decker, Inc....................................... 132,097   8,835,968
   #Steelcase, Inc. Class A........................................... 129,329   1,108,350
  #*Stericycle, Inc...................................................  15,661   1,454,124
   *Sterling Construction Co., Inc....................................  23,323     231,597
    Sun Hydraulics Corp...............................................  31,502     711,315
   *Supreme Industries, Inc. Class A..................................  13,890      55,421
  #*Swift Transportation Co........................................... 104,152     864,462
   *SYKES Enterprises, Inc............................................  65,883     974,410
    Sypris Solutions, Inc.............................................  24,484     152,046
   #TAL International Group, Inc......................................  51,780   1,768,287
   *Taser International, Inc..........................................  82,399     445,779
   *Team, Inc.........................................................  29,119     906,766
   *Tecumseh Products Co. Class A.....................................  11,302      61,257
  #*Tecumseh Products Co. Class B.....................................   4,110      22,995
   *Teledyne Technologies, Inc........................................  48,937   3,048,775
    Tennant Co........................................................  23,007     958,702
  #*Terex Corp........................................................ 170,016   3,315,312
   *Tetra Tech, Inc...................................................  96,552   2,482,352
   #Textainer Group Holdings, Ltd.....................................  63,735   2,397,711
   #Textron, Inc...................................................... 186,989   4,871,063
  #*Thermon Group Holdings, Inc.......................................   9,608     206,380
    Timken Co......................................................... 122,787   4,444,889
   #Titan International, Inc..........................................  64,706   1,337,473
  #*Titan Machinery, Inc..............................................  31,720     902,117
   *TMS International Corp. Class A...................................   1,640      16,039
   #Toro Co. (The)....................................................  37,150   1,396,840
    Towers Watson & Co................................................  37,357   2,190,241
   *TransDigm Group, Inc..............................................  23,800   2,935,968
   *TRC Cos., Inc.....................................................  29,408     193,211
   *Trex Co., Inc.....................................................  23,065     587,696
   *Trimas Corp.......................................................  48,668   1,058,042
    Trinity Industries, Inc........................................... 120,876   3,384,528
    Triumph Group, Inc................................................  74,662   4,668,615
   *TrueBlue, Inc.....................................................  61,479     935,710
   *Tufco Technologies, Inc...........................................   2,398       9,184
   *Tutor Perini Corp.................................................  61,559     699,310
   #Twin Disc, Inc....................................................  22,040     431,543
    Tyco International, Ltd........................................... 234,882  12,904,417
   *Ultralife Corp....................................................  19,679      76,945
    UniFirst Corp.....................................................  22,666   1,419,345
    Union Pacific Corp................................................ 239,486  29,363,378
  #*United Continental Holdings, Inc.................................. 215,852   4,077,444
    United Parcel Service, Inc. Class B...............................  63,147   4,774,545
  #*United Rentals, Inc...............................................  66,235   1,914,854
   #United Stationers, Inc............................................  62,737   1,581,600
    United Technologies Corp.......................................... 107,979   8,037,957
    Universal Forest Products, Inc....................................  29,064     928,014
   *Universal Power Group, Inc........................................   1,134       2,166
   *Universal Security Instruments, Inc...............................   1,873       9,084
    Universal Truckload Services, Inc.................................  21,121     314,492
    URS Corp.......................................................... 118,810   4,166,667
  #*US Airways Group, Inc............................................. 128,059   1,467,556
    US Ecology, Inc...................................................  27,145     529,328
    US Home Systems, Inc..............................................   9,486      86,417
   *USA Truck, Inc....................................................  14,166      59,356
  #*USG Corp.......................................................... 115,330   1,872,959
    UTi Worldwide, Inc................................................ 157,785   2,090,651

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Valmont Industries, Inc...........................................  33,079 $  4,097,827
   *Verisk Analytics, Inc. Class A....................................  27,360    1,374,840
   *Versar, Inc.......................................................  15,761       47,756
    Viad Corp.........................................................  30,505      528,652
    Vicor Corp........................................................  32,731      219,625
   *Virco Manufacturing Corp..........................................  11,119       16,790
   *Volt Information Sciences, Inc....................................  23,850      162,180
    VSE Corp..........................................................   6,890      158,194
   #W.W. Grainger, Inc................................................  13,523    2,769,916
  #*WABCO Holdings, Inc...............................................  27,768    1,525,019
    Wabtec Corp.......................................................  54,923    4,348,803
    Waste Connections, Inc............................................ 153,028    4,708,672
   #Waste Management, Inc............................................. 156,230    5,374,312
   #Watsco, Inc.......................................................  36,877    2,505,423
    Watsco, Inc. Class B..............................................   5,058      341,415
   #Watts Water Technologies, Inc. Class A............................  44,965    1,512,623
    Werner Enterprises, Inc........................................... 111,045    2,562,919
  #*WESCO International, Inc..........................................  67,541    3,762,709
   *Willdan Group, Inc................................................   7,684       10,950
   *Willis Lease Finance Corp.........................................   8,926      111,932
   #Woodward, Inc.....................................................  78,817    2,645,887
  #*XPO Logistics, Inc................................................  12,572      159,916
   #Xylem, Inc........................................................ 126,611    3,036,132
                                                                               ------------
Total Industrials.....................................................          905,440,434
                                                                               ------------
Information Technology -- (11.6%)
  #*3D Systems Corp...................................................  56,048    2,129,824
   *Accelrys, Inc.....................................................  84,053      682,510
    Accenture P.L.C. Class A..........................................  51,686    3,116,666
  #*ACI Worldwide, Inc................................................  39,505    1,738,615
   *Active Network, Inc. (The)........................................  11,076      157,168
   #Activision Blizzard, Inc.......................................... 265,306    3,191,631
   *Actuate Corp......................................................  76,360      493,286
  #*Acxiom Corp....................................................... 116,000    1,945,320
   *ADDvantage Technologies Group, Inc................................   7,817       15,634
   *Adobe Systems, Inc................................................  81,557    2,518,480
   #ADTRAN, Inc.......................................................  77,327    1,668,717
   *Advanced Energy Industries, Inc...................................  60,027      739,533
  #*Advanced Micro Devices, Inc....................................... 174,600      708,876
   *Advanced Photonix, Inc. Class A...................................   1,915        1,073
  #*Advent Software, Inc..............................................  53,105    1,208,670
   *Aehr Test Systems.................................................   4,618        5,542
   *Aetrium, Inc......................................................   6,465        4,784
   *Agilysys, Inc.....................................................  31,723      275,673
   *Akamai Technologies, Inc.......................................... 113,952    4,008,831
  #*Alliance Data Systems Corp........................................  11,750    1,527,500
   *Alpha & Omega Semiconductor, Ltd..................................  13,132      101,248
   #Altera Corp.......................................................  39,402    1,396,801
   *Amdocs, Ltd....................................................... 131,808    3,921,288
    American Software, Inc. Class A...................................  41,689      336,013
  #*Amkor Technology, Inc............................................. 275,673    1,469,337
   #Amphenol Corp. Class A............................................  32,171    1,894,228
  #*Amtech Systems, Inc...............................................  11,796       50,133
   *ANADIGICS, Inc....................................................  86,345      109,658
   #Analog Devices, Inc............................................... 105,678    4,129,896
   *Analysts International Corp.......................................   7,333       30,505
   *Anaren, Inc.......................................................  21,628      434,074
  #*Ancestry.com, Inc.................................................  51,142    1,711,723
    Anixter International, Inc........................................  49,872    2,838,216
   *ANSYS, Inc........................................................  43,080    2,583,077
  #*AOL, Inc.......................................................... 149,239    4,754,755

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Apple, Inc........................................................ 101,098 $61,746,614
  #*Applied Materials, Inc............................................ 567,626   6,181,447
   *Applied Micro Circuits Corp.......................................  89,147     509,921
   *Ariba, Inc........................................................  85,354   3,792,278
  #*Arris Group, Inc.................................................. 174,079   2,209,063
   *Arrow Electronics, Inc............................................ 157,863   5,327,876
  #*Aruba Networks, Inc...............................................  40,558     575,112
  #*AsiaInfo-Linkage, Inc.............................................  46,753     478,751
  #*Aspen Technology, Inc.............................................  14,132     330,406
    Astro-Med, Inc....................................................   6,436      52,550
   *Atmel Corp........................................................ 173,893   1,019,013
   *ATMI, Inc.........................................................  48,602     922,466
   *AuthenTec, Inc....................................................  57,228     480,715
   *Autobytel, Inc....................................................   3,757      14,089
   *Autodesk, Inc.....................................................  41,500   1,407,680
    Automatic Data Processing, Inc....................................  61,357   3,469,738
    Avago Technologies, Ltd...........................................   2,797     103,489
   *Aviat Networks, Inc...............................................  77,307     174,714
   *Avid Technology, Inc..............................................  56,444     519,849
   *Avnet, Inc........................................................ 144,495   4,551,592
   #AVX Corp.......................................................... 222,886   2,170,910
    Aware, Inc........................................................  26,058     161,299
   *Axcelis Technologies, Inc.........................................  71,195      60,516
   *AXT, Inc..........................................................  45,551     158,973
    Badger Meter, Inc.................................................  22,049     747,241
    Bel Fuse, Inc. Class A............................................   4,354      77,632
    Bel Fuse, Inc. Class B............................................  13,021     234,769
   *Benchmark Electronics, Inc........................................  86,360   1,361,034
    Black Box Corp....................................................  35,024     933,039
    Blackbaud, Inc....................................................  36,337     980,372
   *Blonder Tongue Laboratories, Inc..................................     433         472
   *Blucora, Inc......................................................  62,056     946,354
  #*BMC Software, Inc.................................................  34,522   1,367,071
   #Booz Allen Hamilton Holding Corp..................................  19,526     340,338
   *Bottomline Technologies, Inc......................................  52,390     994,886
   *Brightpoint, Inc.................................................. 114,836   1,030,079
   *Broadcom Corp. Class A............................................  86,283   2,923,268
    Broadridge Financial Solutions, Inc...............................  63,302   1,340,103
  #*BroadVision, Inc..................................................   6,453      54,463
   *Brocade Communications Systems, Inc............................... 684,630   3,402,611
    Brooks Automation, Inc............................................  95,446     883,830
   *BSQUARE Corp......................................................  12,187      37,536
   *BTU International, Inc............................................  10,388      24,827
   #CA, Inc........................................................... 264,848   6,374,891
    Cabot Microelectronics Corp.......................................  34,464   1,013,242
  #*CACI International, Inc. Class A..................................  43,130   2,434,688
  #*Cadence Design Systems, Inc....................................... 106,862   1,305,854
   *CalAmp Corp.......................................................  18,800     141,564
  #*Calix, Inc........................................................  55,908     257,736
  #*Callidus Software, Inc............................................  31,383     145,303
   *Cardtronics, Inc..................................................  34,762   1,077,970
   *Cascade Microtech, Inc............................................  18,571      83,198
    Cass Information Systems, Inc.....................................  15,654     594,852
   *CEVA, Inc.........................................................  27,528     427,785
   *Checkpoint Systems, Inc...........................................  56,396     433,685
   *China Information Technology, Inc.................................  20,716      20,923
   *Chyron International Corp.........................................   5,035       5,136
   *CIBER, Inc........................................................ 106,998     401,242
   *Cinedigm Digital Cinema Corp. Class A.............................  10,917      15,284
  #*Cirrus Logic, Inc.................................................  94,229   3,464,800
    Cisco Systems, Inc................................................ 745,021  11,883,085

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Citrix Systems, Inc...............................................  32,097 $ 2,332,810
   *Clearfield, Inc...................................................  13,385      64,917
    Cognex Corp.......................................................  64,005   2,163,369
   *Cognizant Technology Solutions Corp. Class A......................  31,155   1,768,669
   *Cogo Group, Inc...................................................  16,904      30,765
   *Coherent, Inc.....................................................  35,331   1,725,213
    Cohu, Inc.........................................................  34,325     295,195
    Communications Systems, Inc.......................................  17,110     196,252
  #*CommVault Systems, Inc............................................  19,732     957,397
   #Computer Sciences Corp............................................ 189,689   4,670,143
   *Computer Task Group, Inc..........................................  26,502     395,145
  #*Compuware Corp.................................................... 331,204   3,050,389
   *comScore, Inc.....................................................  19,032     293,093
    Comtech Telecommunications Corp...................................  36,524     997,836
   *Concur Technologies, Inc..........................................  28,597   1,931,441
   *Concurrent Computer Corp..........................................   8,814      37,195
   *Constant Contact, Inc.............................................   2,277      38,185
    Convergys Corp.................................................... 178,498   2,631,061
   *CoreLogic, Inc.................................................... 163,836   3,768,228
   #Corning, Inc...................................................... 708,402   8,082,867
   *CoStar Group, Inc.................................................  35,518   2,931,301
   *Cray, Inc.........................................................  57,327     712,575
  #*Cree, Inc......................................................... 179,331   4,294,977
    Crexendo, Inc.....................................................  10,564      38,030
   *CSG Systems International, Inc....................................  52,286     921,802
    CSP, Inc..........................................................   2,797      11,188
    CTS Corp..........................................................  13,886     123,585
   *CyberOptics Corp..................................................  10,031      82,956
  #*Cymer, Inc........................................................  52,773   3,019,143
   *Cypress Semiconductor Corp........................................  85,789     917,084
    Daktronics, Inc...................................................  61,217     473,207
   *Datalink Corp.....................................................  27,202     214,080
   *Dataram Corp......................................................   5,453       3,379
   *DealerTrack Holdings, Inc.........................................  64,522   1,882,107
  #*Dell, Inc......................................................... 211,492   2,512,525
  #*Deltek, Inc.......................................................  25,216     328,312
  #*Demand Media, Inc.................................................  33,831     376,201
   *Dice Holdings, Inc................................................  96,396     726,826
    Diebold, Inc......................................................  86,355   2,793,584
   *Digi International, Inc...........................................  35,862     328,137
    Digimarc Corp.....................................................   9,758     237,022
   *Digital River, Inc................................................  51,475     915,740
  #*Diodes, Inc.......................................................  67,739   1,282,977
   *Ditech Networks, Inc..............................................  23,100      18,949
  #*Document Security Systems, Inc....................................   3,628      14,585
  #*Dolby Laboratories, Inc. Class A..................................  47,955   1,690,414
   *Dot Hill Systems Corp.............................................  71,103      72,525
   *DSP Group, Inc....................................................  31,722     183,353
    DST Systems, Inc..................................................  63,312   3,412,517
   *DTS, Inc..........................................................  27,939     520,512
   *Dynamics Research Corp............................................  10,821      62,221
    EarthLink, Inc.................................................... 160,358   1,098,452
   *eBay, Inc......................................................... 251,850  11,156,955
   #Ebix, Inc.........................................................  54,051   1,172,366
   *Echelon Corp......................................................  19,608      63,138
   *EchoStar Corp. Class A............................................  60,224   1,734,451
   *Edgewater Technology, Inc.........................................  10,488      39,330
   *Elecsys Corp......................................................     376       1,402
    Electro Rent Corp.................................................  35,495     594,896
    Electro Scientific Industries, Inc................................  41,652     516,901
   *Electronic Arts, Inc.............................................. 144,139   1,588,412

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Electronics for Imaging, Inc......................................  79,322 $ 1,159,688
   *eMagin Corp.......................................................  11,034      31,999
   *EMC Corp.......................................................... 357,135   9,360,508
  #*EMCORE Corp.......................................................  25,071     124,854
   *Emulex Corp....................................................... 127,928     827,694
   *Entegris, Inc..................................................... 216,242   1,740,748
   *Entorian Technologies, Inc........................................   1,977       4,508
   *Entropic Communications, Inc...................................... 125,495     752,970
   *Envestnet, Inc....................................................  15,854     193,577
    EPIQ Systems, Inc.................................................  52,347     590,998
   *ePlus, Inc........................................................  11,973     406,843
  #*Equinix, Inc......................................................  32,137   5,726,171
   *Euronet Worldwide, Inc............................................  74,870   1,368,624
   *Exar Corp.........................................................  69,863     516,986
   *ExlService Holdings, Inc..........................................  48,598   1,197,941
   *Extreme Networks.................................................. 140,751     450,403
  #*F5 Networks, Inc..................................................  22,500   2,101,050
  #*Fabrinet..........................................................  15,856     210,568
   #FactSet Research Systems, Inc.....................................  15,644   1,454,266
    Fair Isaac Corp...................................................  57,154   2,474,197
  #*Fairchild Semiconductor International, Inc........................ 193,578   2,682,991
   *FalconStor Software, Inc..........................................  50,770     102,555
   *FARO Technologies, Inc............................................  22,486     967,573
  #*FEI Co............................................................  56,399   2,690,796
   #Fidelity National Information Services, Inc....................... 291,349   9,160,013
  #*Finisar Corp...................................................... 116,255   1,445,050
  #*First Solar, Inc..................................................  24,684     383,589
  #*Fiserv, Inc....................................................... 101,033   7,085,444
  #*FleetCor Technologies, Inc........................................     788      29,093
   #FLIR Systems, Inc................................................. 101,629   2,078,313
   *FormFactor, Inc...................................................  71,932     440,224
    Forrester Research, Inc...........................................  32,281     921,300
   *Fortinet, Inc.....................................................  24,220     581,522
   *Frequency Electronics, Inc........................................  10,710      95,640
   *FSI International, Inc............................................  55,173     199,726
  #*Gartner Group, Inc................................................  35,704   1,584,901
   *Genpact, Ltd...................................................... 200,574   3,493,999
   *GigOptix, Inc.....................................................   3,988      10,449
   *Global Cash Access Holdings, Inc.................................. 100,421     648,720
    Global Payments, Inc..............................................  69,662   2,982,927
   *Globalscape, Inc..................................................  11,741      26,417
   *Globecomm Systems, Inc............................................  34,672     352,961
   *Google, Inc. Class A..............................................  29,049  18,387,146
   *GSE Systems, Inc..................................................  19,854      46,657
   *GSI Group, Inc....................................................  50,058     515,597
   *GSI Technology, Inc...............................................  35,345     169,303
  #*GT Advanced Technologies, Inc..................................... 125,682     643,492
   *Guidance Software, Inc............................................  17,697     174,492
   *Hackett Group, Inc. (The).........................................  60,552     285,200
   *Harmonic, Inc..................................................... 165,034     699,744
    Harris Corp.......................................................  87,438   3,641,793
   *Hauppauge Digital, Inc............................................   6,000       7,140
   #Heartland Payment Systems, Inc....................................  43,083   1,365,731
   #Hewlett-Packard Co................................................ 862,907  15,739,424
  #*Hittite Microwave Corp............................................  34,812   1,763,924
  #*Hutchinson Technology, Inc........................................  31,174      43,332
   *I.D. Systems, Inc.................................................  15,829      68,065
   #IAC/InterActiveCorp............................................... 165,687   8,716,793
   *Identive Group, Inc...............................................  25,290      22,635
   *IEC Electronics Corp..............................................   9,658      60,749
  #*iGATE Corp........................................................  65,972   1,048,955

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *iGo, Inc..........................................................    28,914 $    14,746
   *Ikanos Communications, Inc........................................    23,895      21,744
   *Imation Corp......................................................    54,588     304,055
   *Immersion Corp....................................................    27,725     154,983
  #*Infinera Corp.....................................................   163,991     905,230
  #*Informatica Corp..................................................    29,401     867,624
   *Infosonics Corp...................................................     4,740       7,584
   *Ingram Micro, Inc. Class A........................................   236,104   3,539,199
   *Innodata, Inc.....................................................    31,335     120,326
  #*Inphi Corp........................................................    15,665     172,315
   *Insight Enterprises, Inc..........................................    89,014   1,491,875
   *Integrated Device Technology, Inc.................................   216,713   1,092,234
   *Integrated Silicon Solution, Inc..................................    40,799     396,974
    Intel Corp........................................................ 1,282,072  32,949,250
   *Intellicheck Mobilisa, Inc........................................     7,700      11,550
   *Interactive Intelligence Group, Inc...............................    20,026     522,278
    InterDigital, Inc.................................................    21,304     581,599
   *Intermec, Inc.....................................................    75,757     456,057
   *Internap Network Services Corp....................................    80,621     519,199
    International Business Machines Corp..............................   104,155  20,412,297
  #*International Rectifier Corp......................................    93,735   1,597,244
   *Interphase Corp...................................................     5,636      19,726
    Intersil Corp. Class A............................................   184,464   1,698,913
   *inTEST Corp.......................................................     3,806      12,636
   *Intevac, Inc......................................................    31,727     186,237
   *IntriCon Corp.....................................................     8,894      52,386
   #Intuit, Inc.......................................................    34,988   2,030,004
   *Inuvo, Inc........................................................     3,679       2,060
  #*IPG Photonics Corp................................................    66,639   3,453,899
   *Iteris, Inc.......................................................    14,075      21,394
  #*Itron, Inc........................................................    59,657   2,324,833
   *Ixia..............................................................   105,281   1,631,856
   *IXYS Corp.........................................................    47,132     476,033
   #j2 Global, Inc....................................................    69,137   2,069,270
   #Jabil Circuit, Inc................................................   177,157   3,844,307
    Jack Henry & Associates, Inc......................................    86,922   3,018,801
   *JDA Software Group, Inc...........................................    64,388   1,904,597
  #*JDS Uniphase Corp.................................................   247,660   2,436,974
  #*Juniper Networks, Inc.............................................   138,101   2,420,911
   *Kemet Corp........................................................    64,457     311,327
   *Kenexa Corp.......................................................    29,453     701,276
   *Key Tronic Corp...................................................    14,320     106,254
    Keynote Systems, Inc..............................................    24,709     339,749
  #*KIT Digital, Inc..................................................    64,550     206,560
   #KLA-Tencor Corp...................................................   120,499   6,134,604
   *Kopin Corp........................................................    98,511     357,595
   *Kulicke & Soffa Industries, Inc...................................   107,871   1,194,132
   *KVH Industries, Inc...............................................    21,644     282,454
  #*Lam Research Corp.................................................   210,202   7,233,051
   *Lattice Semiconductor Corp........................................   178,231     661,237
   *LeCroy Corp.......................................................    22,172     316,838
   #Lender Processing Services, Inc...................................    41,151   1,015,195
   #Lexmark International, Inc. Class A...............................   105,325   1,842,134
   *LGL Group, Inc. (The).............................................     2,633      14,982
   *Limelight Networks, Inc...........................................   150,081     417,225
    Linear Technology Corp............................................    47,472   1,530,972
   *Lionbridge Technologies, Inc......................................    36,384     112,063
  #*Liquidity Services, Inc...........................................    35,702   1,632,295
    Littlefuse, Inc...................................................    35,265   1,891,615
   *LogMeIn, Inc......................................................     7,012     132,877
   *LoJack Corp.......................................................    45,019     140,909

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *LookSmart, Ltd....................................................  13,372 $    12,035
   #Loral Space & Communications, Inc.................................  25,256   1,817,169
   *LSI Corp.......................................................... 266,959   1,842,017
   *LTX-Credence Corp.................................................  73,246     429,222
   *Magnachip Semiconductor Corp......................................  16,463     167,593
   *Management Network Group, Inc.....................................   3,573       8,754
   *Manhattan Associates, Inc.........................................  33,551   1,566,496
    ManTech International Corp. Class A...............................  33,426     733,032
    Marchex, Inc. Class B.............................................  38,409     133,279
   *Market Leader, Inc................................................  25,984     138,755
    Marvell Technology Group, Ltd..................................... 338,650   3,813,199
    MasterCard, Inc. Class A..........................................  10,047   4,386,219
  #*Mattersight Corp..................................................   5,001      38,858
   *Mattson Technology, Inc...........................................  81,264      71,512
    Maxim Integrated Products, Inc.................................... 149,481   4,070,368
    MAXIMUS, Inc......................................................  56,400   2,848,200
   *MaxLinear, Inc. Class A...........................................   6,330      29,878
   *Measurement Specialties, Inc......................................  23,150     689,407
   *MEMC Electronic Materials, Inc.................................... 267,457     513,517
   *MEMSIC, Inc.......................................................  22,265      46,756
  #*Mentor Graphics Corp.............................................. 167,112   2,553,471
   *Mercury Computer Systems, Inc.....................................  44,384     517,961
   #Mesa Laboratories, Inc............................................   5,140     237,982
    Methode Electronics, Inc..........................................  53,279     468,855
    Micrel, Inc.......................................................  91,490     854,517
   #Microchip Technology, Inc.........................................  81,692   2,726,879
  #*Micron Technology, Inc............................................ 956,277   5,938,480
  #*MICROS Systems, Inc...............................................  33,544   1,601,391
  #*Microsemi Corp.................................................... 136,063   2,634,180
    Microsoft Corp.................................................... 918,535  27,069,226
   *Mindspeed Technologies, Inc.......................................  44,306     104,562
   *MIPS Technologies, Inc............................................  80,768     496,723
   #MKS Instruments, Inc..............................................  79,941   2,110,442
    MOCON, Inc........................................................   8,521     132,842
   *ModusLink Global Solutions, Inc...................................  57,190     195,590
   #Molex, Inc........................................................  68,519   1,721,197
    Molex, Inc. Class A...............................................  91,846   1,899,375
   *MoneyGram International, Inc......................................  18,939     294,691
   *Monolithic Power Systems, Inc.....................................  51,807   1,004,020
   *Monotype Imaging Holdings, Inc....................................  54,200     795,656
  #*Monster Worldwide, Inc............................................ 170,406   1,235,444
   *MoSys, Inc........................................................  49,600     160,208
   #Motorola Solutions, Inc...........................................  70,879   3,426,291
   *Move, Inc.........................................................  60,820     560,152
    MTS Systems Corp..................................................  24,108   1,047,975
   *Multi-Fineline Electronix, Inc....................................  34,615     905,875
   *Nanometrics, Inc..................................................  33,758     512,784
   *NAPCO Security Technologies, Inc..................................  12,622      37,740
   #National Instruments Corp.........................................  36,646     946,933
   *NCI, Inc. Class A.................................................  10,441      61,915
   *NCR Corp.......................................................... 134,305   3,131,993
  #*NetApp, Inc.......................................................  59,282   1,936,743
  #*NETGEAR, Inc......................................................  56,437   1,954,413
   *NetList, Inc......................................................  31,929      55,237
   *NetScout Systems, Inc.............................................  62,995   1,471,563
  #*NetSuite, Inc.....................................................  15,289     846,093
   *Network Engines, Inc..............................................  14,793      21,006
   *Network Equipment Technologies, Inc...............................  32,609      43,044
   *NeuStar, Inc. Class A.............................................  56,098   1,986,430
   *Newport Corp......................................................  59,385     668,081
   *Newtek Business Services, Inc.....................................  14,356      23,544

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
    NIC, Inc..........................................................  37,300 $   502,058
   *Novatel Wireless, Inc.............................................  40,698      96,047
  #*Nuance Communications, Inc........................................ 212,058   4,315,380
  #*NumereX Corp. Class A.............................................  16,698     158,798
  #*NVIDIA Corp....................................................... 406,868   5,508,993
   *Oclaro, Inc....................................................... 106,870     299,236
   *Official Payments Holdings, Inc...................................  20,570      81,663
   *OmniVision Technologies, Inc......................................  80,595   1,129,942
   *ON Semiconductor Corp............................................. 459,910   3,191,775
   *Online Resources Corp.............................................  37,346      88,510
   *Onvia, Inc........................................................   1,484       5,565
   *Oplink Communications, Inc........................................  28,818     382,127
   #OPNET Technologies, Inc...........................................  26,817     709,041
    Optical Cable Corp................................................   8,150      29,829
    Oracle Corp....................................................... 517,147  15,617,839
   *OSI Systems, Inc..................................................  29,244   1,887,408
   *Overland Storage, Inc.............................................   1,266       2,570
   *PAR Technology Corp...............................................  17,200      88,236
  #*Parametric Technology Corp........................................ 136,146   2,932,585
    Park Electrochemical Corp.........................................  29,592     799,280
  #*ParkerVision, Inc.................................................   3,828       9,608
   #Paychex, Inc......................................................  55,438   1,812,268
    PC Connection, Inc................................................  37,385     444,508
   *PC Mall, Inc......................................................  12,993      74,320
    PC-Tel, Inc.......................................................  30,780     189,605
   *PDF Solutions, Inc................................................  41,437     385,778
   *Perceptron, Inc...................................................  10,412      55,808
   *Perficient, Inc...................................................  47,623     632,910
   *Performance Technologies, Inc.....................................   5,773      11,084
   *Pericom Semiconductor Corp........................................  34,672     278,763
   *Pervasive Software, Inc...........................................  16,603     112,236
   *Photronics, Inc...................................................  89,897     525,897
   *Pixelworks, Inc...................................................  17,204      50,752
   *Planar Systems, Inc...............................................  19,314      27,233
   #Plantronics, Inc..................................................  66,221   2,173,373
   *Plexus Corp.......................................................  53,848   1,546,515
   *PLX Technology, Inc...............................................  55,424     313,700
  #*PMC-Sierra, Inc................................................... 353,368   1,879,918
  #*Polycom, Inc...................................................... 130,217   1,138,097
    Power Integrations, Inc...........................................  42,415   1,494,705
  #*Power-One, Inc.................................................... 136,772     683,860
   *Presstek, Inc.....................................................  30,818      11,588
   *PRGX Global, Inc..................................................  33,885     257,526
  #*Progress Software Corp............................................  96,202   1,870,167
   *PROS Holdings, Inc................................................  23,192     323,296
    Pulse Electronics Corp............................................  41,887      75,815
    QAD, Inc. Class A.................................................  13,878     193,598
    QAD, Inc. Class B.................................................   4,740      63,279
  #*QLogic Corp....................................................... 148,420   1,712,767
    QUALCOMM, Inc..................................................... 214,176  12,782,024
   *Qualstar Corp.....................................................   8,094      15,136
   *Quantum Corp...................................................... 185,179     274,065
  #*Quest Software, Inc............................................... 124,256   3,471,713
  #*QuickLogic Corp...................................................  18,388      43,947
  #*QuinStreet, Inc...................................................  15,854     143,796
  #*Rackspace Hosting, Inc............................................  20,042     879,443
   *Radisys Corp......................................................  40,860     139,333
   *Rainmaker Systems, Inc............................................  16,080      16,080
   *Ramtron International Corp........................................  30,073      82,099
  #*RealD, Inc........................................................  38,278     371,297
    RealNetworks, Inc.................................................  50,719     393,579

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*Red Hat, Inc......................................................  56,958 $3,056,366
   *Reis, Inc.........................................................  16,269    169,198
   *Relm Wireless Corp................................................   4,040      6,545
  #*Remark Media, Inc.................................................   1,990      4,219
   *Responsys, Inc....................................................  13,129    146,388
    RF Industries, Ltd................................................  10,694     43,845
   *RF Micro Devices, Inc............................................. 385,412  1,495,399
    Richardson Electronics, Ltd.......................................  20,031    245,380
    Rimage Corp.......................................................  13,779     95,764
  #*Riverbed Technology, Inc..........................................  55,540    979,726
   *Rofin-Sinar Technologies, Inc.....................................  40,182    728,500
   *Rogers Corp.......................................................  24,407    874,991
  #*Rosetta Stone, Inc................................................  31,721    413,325
  #*Rovi Corp.........................................................  49,536    662,792
  #*Rubicon Technology, Inc...........................................  31,333    314,897
   *Rudolph Technologies, Inc.........................................  47,778    477,780
   *Saba Software, Inc................................................  28,390    236,773
   #SAIC, Inc......................................................... 310,151  3,588,447
  #*Salesforce.com, Inc...............................................  19,400  2,412,584
  #*Sandisk Corp...................................................... 124,559  5,123,112
   *Sanmina-SCI Corp.................................................. 115,500    986,370
   #Sapient Corp...................................................... 142,113  1,415,445
   *ScanSource, Inc...................................................  39,560  1,142,097
   *Scientific Learning Corp..........................................  11,264     11,940
   *SeaChange International, Inc......................................  48,951    370,559
  #*Seagate Technology................................................ 292,776  8,789,136
   *Selectica, Inc....................................................     538      2,093
  #*Semtech Corp......................................................  99,813  2,384,533
   *Sevcon, Inc.......................................................   1,585      9,843
   *ShoreTel, Inc.....................................................  68,310    319,691
   *Sigma Designs, Inc................................................  47,510    323,068
  #*Silicon Graphics International Corp...............................  34,226    227,603
   *Silicon Image, Inc................................................ 114,681    449,550
  #*Silicon Laboratories, Inc.........................................  62,131  2,295,740
  #*Skyworks Solutions, Inc........................................... 101,082  2,924,302
   *Smith Micro Software, Inc.........................................  43,203     74,741
   *SMTC Corp.........................................................   1,900      5,871
   *SolarWinds, Inc...................................................  28,047  1,497,429
   #Solera Holdings, Inc..............................................  13,296    519,209
  #*Sonic Foundry, Inc................................................     619      4,463
   *Sonus Networks, Inc............................................... 411,684    683,395
   *Soundbite Communications, Inc.....................................   2,720      6,147
  #*Sourcefire, Inc...................................................  28,664  1,463,297
   *Spansion, Inc. Class A............................................  84,760    868,790
  #*Spark Networks, Inc...............................................  20,866    120,814
   *Spire Corp........................................................   8,159      4,895
   *SS&C Technologies Holdings, Inc...................................  99,884  2,427,181
   *Stamps.com, Inc...................................................  19,486    412,129
   *Standard Microsystems Corp........................................  32,612  1,203,709
   *StarTek, Inc......................................................  15,981     48,103
   *STEC, Inc.........................................................  66,370    535,606
   *Steel Excel, Inc..................................................  15,552    426,125
  #*STR Holdings, Inc.................................................   3,848     12,852
  #*Stratasys, Inc....................................................  24,711  1,514,290
  #*SunPower Corp.....................................................  22,887     89,717
   *Super Micro Computer, Inc.........................................  63,141    783,580
   *Supertex, Inc.....................................................  17,196    292,160
   *Support.com, Inc..................................................  67,580    192,603
   *Sycamore Networks, Inc............................................  42,435    604,699
   *Symantec Corp..................................................... 123,932  1,951,929
   *Symmetricom, Inc..................................................  62,080    371,859

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
  #*Synaptics, Inc....................................................  51,569 $ 1,360,390
  #*SYNNEX Corp.......................................................  56,965   1,927,126
   *Synopsys, Inc.....................................................  98,578   2,985,928
   #Syntel, Inc.......................................................  20,935   1,216,952
  #*Take-Two Interactive Software, Inc................................ 133,532   1,172,411
    TE Connectivity, Ltd.............................................. 211,776   6,990,726
   *Tech Data Corp....................................................  64,197   3,216,270
   *TechTarget, Inc...................................................  49,891     205,052
   *TeleCommunication Systems, Inc. Class A...........................  68,027      90,476
   *TeleNav, Inc......................................................  51,757     298,638
   *TeleTech Holdings, Inc............................................  82,020   1,350,049
    Tellabs, Inc...................................................... 553,536   1,821,133
    Telular Corp......................................................  23,481     221,426
  #*Teradata Corp.....................................................  30,060   2,032,657
  #*Teradyne, Inc..................................................... 287,168   4,224,241
    Tessco Technologies, Inc..........................................  14,125     264,844
    Tessera Technologies, Inc.........................................  75,277   1,087,753
    Texas Instruments, Inc............................................ 148,207   4,037,159
    TheStreet, Inc....................................................  30,782      44,634
   *THQ, Inc..........................................................   6,982      35,957
  #*TIBCO Software, Inc...............................................  51,980   1,460,118
   *TiVo, Inc......................................................... 149,252   1,297,000
   *TNS, Inc..........................................................  36,098     611,139
    Total System Services, Inc........................................ 198,730   4,699,964
   *Transact Technologies, Inc........................................  10,841      83,801
   *TranSwitch Corp...................................................   1,369       1,123
  #*Trimble Navigation, Ltd...........................................  22,795   1,008,907
   *Trio-Tech International...........................................   3,963       5,786
   *TriQuint Semiconductor, Inc....................................... 211,108   1,190,649
   *TSR, Inc..........................................................     751       2,914
   *TTM Technologies, Inc............................................. 106,187   1,161,686
   *Tyler Technologies, Inc...........................................  31,179   1,216,605
  #*Ultimate Software Group, Inc......................................   6,001     536,909
   *Ultra Clean Holdings..............................................  31,297     189,034
   *Ultratech, Inc....................................................  39,033   1,241,640
  #*Unisys Corp.......................................................  39,511     767,699
   #United Online, Inc................................................ 129,638     549,665
   *Unwired Planet, Inc...............................................  77,315     151,537
   *USA Technologies, Inc.............................................  16,331      26,946
   *UTStarcom Holdings Corp........................................... 117,879     126,131
  #*ValueClick, Inc................................................... 121,720   1,912,221
  #*Veeco Instruments, Inc............................................  59,656   2,130,316
  #*VeriFone Systems, Inc.............................................  34,850   1,264,706
  #*Verint Systems, Inc...............................................   9,344     260,791
  #*VeriSign, Inc.....................................................  39,976   1,775,734
  #*ViaSat, Inc.......................................................  58,418   2,237,409
   *Viasystems Group, Inc.............................................  18,213     280,480
   *Vicon Industries, Inc.............................................   3,400      10,540
   *Video Display Corp................................................  10,670      42,146
  #*VirnetX Holding Corp..............................................  12,411     293,644
   *Virtusa Corp......................................................  54,146     820,312
   #Visa, Inc......................................................... 232,750  30,041,042
  #*Vishay Intertechnology, Inc....................................... 228,400   2,254,308
   *Vishay Precision Group, Inc.......................................  24,604     334,614
  #*VistaPrint NV.....................................................  36,517   1,259,836
  #*VMware, Inc. Class A..............................................   8,843     802,591
   *Volterra Semiconductor Corp.......................................  32,522     747,356
  #*Wave Systems Corp. Class A........................................  10,400       6,760
    Wayside Technology Group, Inc.....................................   5,310      67,915
   *Web.com Group, Inc................................................  69,462   1,076,661
  #*WebMD Health Corp.................................................   1,891      27,817

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
   *WebMediaBrands, Inc...............................................     6,600 $      4,092
   *Websense, Inc.....................................................    17,109      256,806
   *Westell Technologies, Inc. Class A................................    69,684      152,608
   *Western Digital Corp..............................................   224,096    8,912,298
   #Western Union Co. (The)...........................................    89,952    1,567,863
   *Wireless Ronin Technologies, Inc..................................     2,221        1,888
   *Wireless Telecom Group, Inc.......................................     9,995       12,494
   *WPCS International, Inc...........................................     6,800        5,100
  #*Wright Express Corp...............................................    43,750    2,816,625
   #Xerox Corp........................................................ 1,327,662    9,200,698
   #Xilinx, Inc.......................................................   109,234    3,539,182
   *XO Group, Inc.....................................................    42,210      363,428
    Xyratex, Ltd......................................................    43,595      515,729
  #*Yahoo!, Inc.......................................................   589,842    9,343,097
   *Zebra Technologies Corp. Class A..................................    62,043    2,142,965
   *Zix Corp..........................................................    67,204      163,978
   *Zygo Corp.........................................................    26,501      473,838
                                                                                 ------------
Total Information Technology..........................................            892,368,003
                                                                                 ------------
Materials -- (4.3%)
    A. Schulman, Inc..................................................    43,055      941,182
  #*A.M. Castle & Co..................................................    34,107      248,640
   *AEP Industries, Inc...............................................     8,159      383,310
   #Air Products & Chemicals, Inc.....................................    35,450    2,851,244
   #Airgas, Inc.......................................................    56,913    4,514,339
   #AK Steel Holding Corp.............................................   151,733      807,220
    Albemarle Corp....................................................    39,910    2,323,560
   #Alcoa, Inc........................................................   936,171    7,929,368
    Allegheny Technologies, Inc.......................................    70,605    2,120,268
   *Allied Nevada Gold Corp...........................................     8,927      230,763
   #AMCOL International Corp..........................................    48,514    1,489,380
   *American Biltrite, Inc............................................        36       26,100
   *American Pacific Corp.............................................     8,129       82,591
    American Vanguard Corp............................................    41,677      974,825
   #AptarGroup, Inc...................................................    83,021    4,151,880
   *Arabian American Development Co...................................    13,281      126,170
    Ashland, Inc......................................................    85,486    6,017,360
    Balchem Corp......................................................    23,389      779,555
    Ball Corp.........................................................    55,054    2,288,044
    Bemis Co., Inc....................................................   157,883    4,854,902
    Boise, Inc........................................................   169,459    1,253,997
    Buckeye Technologies, Inc.........................................    58,303    1,756,086
    Cabot Corp........................................................    98,225    3,830,775
   *Calgon Carbon Corp................................................    84,547    1,170,130
   #Carpenter Technology Corp.........................................    56,913    2,723,856
   #Celanese Corp. Class A............................................    27,600    1,052,388
   *Century Aluminum Co...............................................   124,240      759,106
   #CF Industries Holdings, Inc.......................................    43,083    8,433,928
   #Chase Corp........................................................    11,789      182,258
   *Chemtura Corp.....................................................   146,368    1,978,895
   *Clearwater Paper Corp.............................................    33,426    1,177,932
   #Cliffs Natural Resources, Inc.....................................    51,572    2,108,779
   *Coeur d'Alene Mines Corp..........................................   132,436    2,160,031
    Commercial Metals Co..............................................   173,359    2,234,598
   #Compass Minerals International, Inc...............................    13,558      980,786
  #*Contango ORE, Inc.................................................     1,821       15,478
   *Continental Materials Corp........................................     1,019       14,882
   *Core Molding Technologies, Inc....................................    11,130       89,541
   *Crown Holdings, Inc...............................................    37,000    1,328,300
    Cytec Industries, Inc.............................................    71,531    4,403,448
    Deltic Timber Corp................................................    16,051      992,112

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Materials -- (Continued)
   #Domtar Corp.......................................................  57,812 $ 4,269,994
   #Dow Chemical Co. (The)............................................ 490,040  14,103,351
   #E.I. du Pont de Nemours & Co...................................... 117,889   5,859,083
    Eagle Materials, Inc..............................................  69,674   2,421,172
    Eastman Chemical Co...............................................  66,655   3,484,723
   #Ecolab, Inc.......................................................  61,063   3,996,573
   *Ferro Corp........................................................ 115,227     353,747
  #*Flotek Industries, Inc............................................   5,709      55,777
   #FMC Corp..........................................................  45,000   2,461,500
   #Freeport-McMoRan Copper & Gold, Inc. Class B...................... 207,039   6,971,003
    Friedman Industries, Inc..........................................  13,567     123,731
   #FutureFuel Corp...................................................     409       3,980
  #*General Moly, Inc................................................. 114,643     341,636
    Georgia Gulf Corp.................................................  51,327   1,682,499
    Globe Specialty Metals, Inc....................................... 104,877   1,314,109
  #*Golden Minerals Co................................................  19,506      82,315
   *Graphic Packaging Holding Co...................................... 540,426   3,026,386
   *Greif, Inc. Class A...............................................  36,693   1,587,339
   #Greif, Inc. Class B...............................................  28,377   1,418,850
   #H.B. Fuller Co....................................................  77,068   2,251,927
   #Hawkins, Inc......................................................  15,152     576,382
    Haynes International, Inc.........................................  18,018     868,287
   *Headwaters, Inc...................................................  76,455     477,844
   #Hecla Mining Co................................................... 406,756   1,830,402
   *Horsehead Holding Corp............................................  65,919     595,249
    Huntsman Corp..................................................... 370,943   4,692,429
   #Innophos Holdings, Inc............................................  33,897   1,965,009
   *Innospec, Inc.....................................................  34,431   1,071,493
   #International Flavors & Fragrances, Inc...........................  17,200     958,728
   #International Paper Co............................................ 256,800   8,425,608
  #*Intrepid Potash, Inc..............................................  81,403   1,899,946
   #Kaiser Aluminum Corp..............................................  29,817   1,626,219
   *KapStone Paper & Packaging Corp...................................  67,761   1,139,062
    KMG Chemicals, Inc................................................  16,070     287,332
    Koppers Holdings, Inc.............................................  13,519     445,316
   *Kraton Performance Polymers, Inc..................................  43,846   1,026,873
   #Kronos Worldwide, Inc.............................................  67,337   1,139,342
   *Landec Corp.......................................................  38,024     303,812
  #*Louisiana-Pacific Corp............................................ 212,801   2,196,106
   *LSB Industries, Inc...............................................  32,326   1,038,634
    LyondellBasell Industries NV Class A..............................  92,925   4,137,950
   #Martin Marietta Materials, Inc....................................  54,855   4,121,805
   *Material Sciences Corp............................................   8,954      72,348
    Materion Corp.....................................................  28,518     559,808
  #*McEwen Mining, Inc................................................ 108,917     325,662
   #MeadWestvaco Corp................................................. 177,786   5,049,122
   *Mercer International, Inc.........................................  77,162     404,329
   *Metals USA Holdings Corp..........................................  55,180     897,779
   #Minerals Technologies, Inc........................................  26,910   1,720,625
  #*Mines Management, Inc.............................................  13,118      16,398
   *Mod-Pac Corp......................................................   3,434      15,110
  #*Molycorp, Inc.....................................................  13,274     231,233
    Monsanto Co.......................................................  66,246   5,671,983
    Mosaic Co. (The)..................................................  29,657   1,723,368
    Myers Industries, Inc.............................................  51,275     842,961
    Neenah Paper, Inc.................................................  23,924     642,599
   #NewMarket Corp....................................................  16,011   3,680,609
    Newmont Mining Corp............................................... 204,471   9,092,825
    Noranda Aluminum Holding Corp.....................................  38,891     242,291
   *Northern Technologies International Corp..........................   5,900      59,324
   #Nucor Corp........................................................ 185,428   7,268,778

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
    Olin Corp......................................................... 121,950 $  2,468,268
    Olympic Steel, Inc................................................  15,489      242,403
   *OM Group, Inc.....................................................  46,438      729,077
   *Omnova Solutions, Inc.............................................  69,095      503,012
  #*Owens-Illinois, Inc............................................... 180,971    3,338,915
    P.H. Glatfelter Co................................................  63,321    1,007,437
    Packaging Corp. of America........................................ 121,239    3,732,949
   *Penford Corp......................................................  22,102      174,385
    PolyOne Corp...................................................... 138,888    2,045,820
   #PPG Industries, Inc...............................................  24,442    2,675,421
   #Praxair, Inc......................................................  34,453    3,574,843
    Quaker Chemical Corp..............................................  19,097      845,424
   #Reliance Steel & Aluminum Co...................................... 114,768    5,908,257
    Rock-Tenn Co. Class A.............................................  67,777    3,945,977
    Rockwood Holdings, Inc............................................  96,630    4,272,979
    Royal Gold, Inc...................................................  72,115    5,457,663
    RPM International, Inc............................................ 163,754    4,339,481
   *RTI International Metals, Inc.....................................  46,090    1,034,720
   #Schnitzer Steel Industries, Inc. Class A..........................  33,292      955,813
    Schweitzer-Mauduit International, Inc.............................  24,087    1,640,325
   #Scotts Miracle-Gro Co. Class A (The)..............................  33,010    1,317,099
   #Sealed Air Corp................................................... 290,192    4,701,110
   *Senomyx, Inc......................................................  26,984       55,587
    Sensient Technologies Corp........................................  75,603    2,680,126
   #Sherwin-Williams Co. (The)........................................  19,100    2,566,085
   #Sigma-Aldrich Corp................................................  22,268    1,540,946
   #Silgan Holdings, Inc..............................................  38,508    1,586,915
   *Silver Bull Resources, Inc........................................  11,100        4,995
   *Solitario Exploration & Royalty Corp..............................   2,615        3,216
    Sonoco Products Co................................................ 125,247    3,796,237
   #Southern Copper Corp..............................................  25,873      835,180
   *Spartech Corp.....................................................  39,657      201,854
    Steel Dynamics, Inc............................................... 327,560    4,222,248
    Stepan Co.........................................................  15,788    1,399,764
  #*Stillwater Mining Co.............................................. 152,508    1,354,271
  #*SunCoke Energy, Inc...............................................  75,786    1,212,576
    Synalloy Corp.....................................................  11,860      148,369
   #Texas Industries, Inc.............................................  42,529    1,776,436
   #Titanium Metals Corp.............................................. 221,660    2,584,556
    Tredegar Corp.....................................................  33,747      499,793
   *United States Lime & Minerals, Inc................................   8,386      382,318
   #United States Steel Corp.......................................... 151,833    3,135,351
   *Universal Stainless & Alloy Products, Inc.........................  10,522      359,011
   #Valhi, Inc........................................................ 118,994    1,324,403
   #Valspar Corp...................................................... 131,883    6,620,527
   *Verso Paper Corp..................................................  34,497       45,536
    Vulcan Materials Co............................................... 138,741    5,374,826
    Walter Energy, Inc................................................  11,800      404,740
    Wausau Paper Corp.................................................  76,416      648,772
   #Westlake Chemical Corp............................................  89,408    5,307,259
    Worthington Industries, Inc....................................... 106,969    2,321,227
   *WR Grace & Co.....................................................  39,559    2,216,886
    Zep, Inc..........................................................  31,221      476,432
  #*Zoltek Cos., Inc..................................................  50,213      418,776
                                                                               ------------
Total Materials.......................................................          327,355,278
                                                                               ------------
Other -- (0.0%)
  o*Avigen, Inc. Escrow Shares........................................  14,351           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................   7,873           --
  o*Concord Camera Corp. Escrow Shares................................   2,339           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares........................   4,235           --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Other -- (Continued)
  o*Gerber Scientific, Inc. Escrow Shares.............................    30,731 $         --
  o*MAIR Holdings, Inc. Escrow Shares.................................       400           --
  o*Price Communications Liquidation Trust............................    11,700           --
  o*Softbrands, Inc. Escrow Shares....................................    14,700           --
  o*Voyager Learning Co. Escrow Shares................................     7,226           --
                                                                                 ------------
Total Other...........................................................                     --
                                                                                 ------------
Telecommunication Services -- (3.0%)
    AT&T, Inc......................................................... 2,977,215  112,895,993
    Atlantic Tele-Network, Inc........................................    21,977      768,316
   *Boingo Wireless, Inc..............................................    16,070      138,041
   *Cbeyond, Inc......................................................    39,088      278,697
   #CenturyLink, Inc..................................................   303,450   12,605,313
   *Cincinnati Bell, Inc..............................................   195,742      753,607
    Consolidated Communications Holdings, Inc.........................    51,524      817,171
  #*Crown Castle International Corp...................................    29,691    1,837,279
   #Frontier Communications Corp......................................   942,058    3,692,867
   *General Communications, Inc. Class A..............................    64,916      612,807
  #*Hawaiian Telcom Holdco, Inc.......................................       367        6,606
    HickoryTech Corp..................................................    18,210      194,301
    IDT Corp. Class B.................................................    29,376      297,285
  #*Iridium Communications, Inc.......................................   104,650      948,129
  #*Leap Wireless International, Inc..................................    89,942      510,871
  #*Level 3 Communications, Inc.......................................    63,600    1,225,572
    Lumos Networks Corp...............................................    22,063      197,684
  #*MetroPCS Communications, Inc......................................   296,305    2,595,632
   *Neutral Tandem, Inc...............................................    47,776      652,620
  #*NII Holdings, Inc.................................................   116,994      789,710
    NTELOS Holdings Corp..............................................    23,230      492,476
   *ORBCOMM, Inc......................................................    60,973      189,626
   *Premiere Global Services, Inc.....................................    87,044      797,323
    Primus Telecommunications Group, Inc..............................     5,557       87,967
  #*SBA Communications Corp...........................................    23,603    1,393,993
    Shenandoah Telecommunications Co..................................    32,811      516,773
   *Sprint Nextel Corp................................................ 2,576,737   11,234,573
    Telephone & Data Systems, Inc.....................................   151,342    3,667,017
  #*tw telecom, inc...................................................   117,288    2,947,447
  #*United States Cellular Corp.......................................    43,125    1,773,300
    USA Mobility, Inc.................................................    31,379      349,562
   #Verizon Communications, Inc....................................... 1,386,217   62,573,835
    Warwick Valley Telephone Co.......................................     9,033      118,603
   #Windstream Corp...................................................   427,884    4,261,725
                                                                                 ------------
Total Telecommunication Services......................................            232,222,721
                                                                                 ------------
Utilities -- (2.2%)
   *AES Corp. (The)...................................................   663,901    8,006,646
   #AGL Resources, Inc................................................    51,100    2,069,550
    ALLETE, Inc.......................................................    37,650    1,560,969
    Alliant Energy Corp...............................................    36,568    1,708,091
   #Ameren Corp.......................................................    50,996    1,744,573
   #American Electric Power Co., Inc..................................    58,603    2,475,391
    American States Water Co..........................................    17,904      727,798
    American Water Works Co., Inc.....................................    33,369    1,209,626
    Aqua America, Inc.................................................    77,601    1,989,690
    Artesian Resources Corp. Class A..................................     5,797      124,751
    Atmos Energy Corp.................................................    51,765    1,855,775
    Avista Corp.......................................................    59,496    1,646,849
    Black Hills Corp..................................................    44,748    1,425,224
  #*Cadiz, Inc........................................................     5,844       41,492
    California Water Service Group....................................    54,764    1,011,491
   *Calpine Corp......................................................   370,649    6,334,391

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Utilities -- (Continued)
    CenterPoint Energy, Inc...........................................    86,557 $1,822,890
    CH Energy Group, Inc..............................................    20,779  1,351,258
    Chesapeake Utilities Corp.........................................    10,676    488,320
   #Cleco Corp........................................................    39,747  1,739,329
    CMS Energy Corp...................................................    72,197  1,780,378
    Connecticut Water Services, Inc...................................    10,390    314,090
   #Consolidated Edison, Inc..........................................    35,814  2,310,003
    Consolidated Water Co., Ltd.......................................    16,434    134,759
   #Delta Natural Gas Co., Inc........................................     5,328    108,158
    Dominion Resources, Inc...........................................    70,752  3,842,541
    DTE Energy Co.....................................................    35,764  2,194,837
  #*Duke Energy Corp..................................................    83,692  5,672,644
   *Dynegy, Inc.......................................................   132,517     54,862
   #Edison International, Inc.........................................    50,348  2,325,071
    El Paso Electric Co...............................................    39,751  1,345,571
    Empire District Electric Co. (The)................................    42,726    918,609
    Entergy Corp......................................................    23,057  1,675,552
    Exelon Corp.......................................................   107,986  4,224,412
   #FirstEnergy Corp..................................................    51,922  2,607,523
    Gas Natural, Inc..................................................     5,156     52,333
    Genie Energy, Ltd. Class B........................................    32,165    227,085
  #*GenOn Energy, Inc................................................. 1,052,318  2,504,517
    Great Plains Energy, Inc..........................................    77,767  1,724,872
   #Hawaiian Electric Industries, Inc.................................    52,901  1,507,149
    IDACORP, Inc......................................................    36,703  1,548,867
   #Integrys Energy Group, Inc........................................    29,499  1,785,869
   #ITC Holdings Corp.................................................    29,604  2,196,321
    Laclede Group, Inc. (The).........................................    21,294    889,663
   #MDU Resources Group, Inc..........................................    46,015  1,030,276
   #MGE Energy, Inc...................................................    21,846  1,047,297
    Middlesex Water Co................................................    17,520    327,624
    National Fuel Gas Co..............................................    17,489    855,912
    New Jersey Resources Corp.........................................    36,063  1,655,292
   #NextEra Energy, Inc...............................................    49,821  3,532,309
    NiSource, Inc.....................................................    60,500  1,548,195
    Northeast Utilities, Inc..........................................    86,388  3,445,153
   #Northwest Natural Gas Co..........................................    27,192  1,323,978
   #NorthWestern Corp.................................................    36,953  1,364,674
  #*NRG Energy, Inc...................................................   228,377  4,526,432
    NV Energy, Inc....................................................   131,215  2,399,922
    OGE Energy Corp...................................................    33,996  1,805,528
    ONEOK, Inc........................................................   120,513  5,364,034
   #Ormat Technologies, Inc...........................................    65,592  1,180,656
    Otter Tail Corp...................................................    33,939    796,548
   #Pepco Holdings, Inc...............................................    48,412    966,304
    PG&E Corp.........................................................    48,207  2,225,235
   #Piedmont Natural Gas Co...........................................    41,202  1,309,400
    Pinnacle West Capital Corp........................................    23,500  1,258,190
   #PNM Resources, Inc................................................    82,752  1,721,242
    Portland General Electric Co......................................    72,178  1,965,407
   #PPL Corp..........................................................    70,270  2,030,803
   #Public Service Enterprise Group, Inc..............................   212,226  7,054,392
    Questar Corp......................................................   214,038  4,355,673
    RGC Resources, Inc................................................     2,942     52,603
   #SCANA Corp........................................................    25,601  1,258,801
   #Sempra Energy.....................................................    28,400  1,999,644
    SJW Corp..........................................................    26,109    609,123
    South Jersey Industries, Inc......................................    29,915  1,581,307
   #Southern Co. (The)................................................   109,357  5,265,540
   #Southwest Gas Corp................................................    40,916  1,827,309
   *Synthesis Energy Systems, Inc.....................................    46,088     50,697

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    SHARES         VALUE+
                                                                                    ------         ------
Utilities -- (Continued)
    TECO Energy, Inc.......................................................         88,712 $    1,613,671
    UGI Corp...............................................................         85,185      2,610,920
    UIL Holdings Corp......................................................         49,582      1,836,517
    Unitil Corp............................................................         14,428        383,208
   #UNS Energy Corp........................................................         39,317      1,600,202
   #Vectren Corp...........................................................         47,566      1,419,845
   #Westar Energy, Inc.....................................................         72,321      2,210,130
    WGL Holdings, Inc......................................................         33,890      1,370,850
    Wisconsin Energy Corp..................................................         45,359      1,847,926
   #Xcel Energy, Inc.......................................................         82,054      2,404,182
    York Water Co..........................................................         13,028        234,895
                                                                                           --------------
Total Utilities............................................................                   166,547,636
                                                                                           --------------
TOTAL COMMON STOCKS........................................................                 6,544,282,541
                                                                                           --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc......................................................            212         23,355
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights...........................................          4,832             --
  o*Capital Bank Corp. Contingent Value Rights.............................          7,309             --
  o*CVR Energy, Inc. Contingent Value Rights...............................        123,987             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights....................          4,801             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17...........................          9,928          8,439
  o*Hampton Roads Bankshares, Inc. Rights 07/31/12.........................            319            168
  o*PhotoMedex, Inc. Contingent Value Warrants.............................            888             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..........................            813             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..........................            813             --
                                                                                           --------------
TOTAL RIGHTS/WARRANTS......................................................                         8,607
                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....     34,534,023     34,534,023
                                                                                           --------------

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   -------
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@DFA Short Term Investment Fund.........................................  1,077,236,135 $1,077,236,135
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $3,213,536 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $3,223,182) to be repurchased at $3,119,934...........................         $3,120      3,119,918
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                 1,080,356,053
                                                                                           --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,977,500,642)^^..................................................                $7,659,204,579
                                                                                           ==============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......... $  911,952,927 $       64,721   --    $  912,017,648
  Consumer Staples...............    441,735,717             --   --       441,735,717
  Energy.........................    734,063,862             --   --       734,063,862
  Financials.....................  1,221,682,199          7,504   --     1,221,689,703
  Health Care....................    710,841,539             --   --       710,841,539
  Industrials....................    905,397,409         43,025   --       905,440,434
  Information Technology.........    892,368,003             --   --       892,368,003
  Materials......................    327,355,278             --   --       327,355,278
  Other..........................             --             --   --                --
  Telecommunication Services.....    232,222,721             --   --       232,222,721
  Utilities......................    166,547,636             --   --       166,547,636
Preferred Stocks
  Energy.........................             --         23,355   --            23,355
Rights/Warrants..................          8,439            168   --             8,607
Temporary Cash Investments.......     34,534,023             --   --        34,534,023
Securities Lending Collateral....             --  1,080,356,053   --     1,080,356,053
                                  -------------- --------------   --    --------------
TOTAL............................ $6,578,709,753 $1,080,494,826   --    $7,659,204,579
                                  ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                       ------     ------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (12.8%)
   *1-800-FLOWERS.COM, Inc. Class A................................... 28,396 $   99,670
    A.H. Belo Corp. Class A........................................... 21,443     88,774
    Aaron's, Inc...................................................... 61,802  1,812,653
    Abercrombie & Fitch Co. Class A...................................  9,837    332,491
    Acme United Corp..................................................  1,921     20,747
   #Advance Auto Parts, Inc...........................................  5,300    371,795
   *Aeropostale, Inc.................................................. 25,947    511,675
   *AFC Enterprises, Inc..............................................  9,550    210,960
   *Aldila, Inc.......................................................  1,927      3,854
    Ambassadors Group, Inc............................................ 17,553     95,839
  #*AMC Networks, Inc. Class A........................................  2,611    113,213
   #Amcon Distributing Co.............................................    438     27,594
   *American Apparel, Inc............................................. 39,246     32,182
    American Eagle Outfitters, Inc.................................... 95,199  1,982,043
   #American Greetings Corp. Class A.................................. 21,500    285,735
  #*American Public Education, Inc....................................  4,170    104,709
   *America's Car-Mart, Inc........................................... 10,824    496,605
   *Amerigon, Inc..................................................... 14,292    160,785
    Ameristar Casinos, Inc............................................ 17,244    290,906
   *ANN, Inc.......................................................... 17,170    464,964
   *Apollo Group, Inc. Class A........................................  1,600     43,520
    Arbitron, Inc.....................................................  6,700    234,969
   *Arctic Cat, Inc................................................... 11,890    523,160
    Ark Restaurants Corp..............................................  3,403     50,739
   *Asbury Automotive Group, Inc...................................... 29,653    775,722
   *Ascena Retail Group, Inc.......................................... 74,986  1,375,243
   *Ascent Capital Group, Inc. Class A................................ 13,641    679,049
  #*AutoNation, Inc................................................... 23,388    922,189
   *Ballantyne Strong, Inc............................................ 13,009     69,598
  #*Bally Technologies, Inc........................................... 16,084    703,032
  #*Barnes & Noble, Inc............................................... 66,229    878,859
    Bassett Furniture Industries, Inc................................. 10,687    130,916
   *Beasley Broadcast Group, Inc. Class A.............................  6,377     32,013
   *Beazer Homes USA, Inc............................................. 83,537    193,806
    bebe stores, Inc.................................................. 79,250    475,500
   *Bed Bath & Beyond, Inc............................................  4,900    298,655
    Belo Corp. Class A................................................ 89,588    613,678
    Benihana, Inc..................................................... 17,755    287,986
   #Best Buy Co., Inc................................................. 25,712    465,130
    Big 5 Sporting Goods Corp......................................... 22,333    168,391
  #*Big Lots, Inc..................................................... 16,633    673,803
   *Biglari Holdings, Inc.............................................  1,773    666,205
  #*BJ's Restaurants, Inc............................................. 23,434    927,518
  #*Blue Nile, Inc....................................................  2,112     54,236
   *Bluegreen Corp.................................................... 32,000    153,280
    Blyth, Inc........................................................ 16,340    560,135
    Bob Evans Farms, Inc.............................................. 29,333  1,129,907
   #Bon-Ton Stores, Inc. (The)........................................ 16,943    111,824
  #*Books-A-Million, Inc.............................................. 13,630     32,167
  #*BorgWarner, Inc...................................................  7,200    483,120
    Bowl America, Inc. Class A........................................  2,839     35,629
  #*Boyd Gaming Corp.................................................. 88,809    506,211
   *Bravo Brio Restaurant Group, Inc..................................  5,526     99,855
  #*Bridgepoint Education, Inc........................................ 12,801    116,489
    Brinker International, Inc........................................ 13,098    424,506
   *Brookfield Residential Properties, Inc............................  3,692     41,683
   #Brown Shoe Co., Inc............................................... 47,280    650,573
   #Brunswick Corp.................................................... 58,855  1,294,221

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   #Buckle, Inc. (The)................................................   9,525 $  368,332
  #*Buffalo Wild Wings, Inc...........................................   5,457    396,124
   *Build-A-Bear Workshop, Inc........................................  18,741     87,146
   *Cabela's, Inc.....................................................  76,421  3,510,781
   *Cache, Inc........................................................  12,659     44,306
    Callaway Golf Co..................................................  76,853    421,923
   *Cambium Learning Group, Inc.......................................  42,184     47,879
    Canterbury Park Holding Corp......................................   4,963     51,863
   *Capella Education Co..............................................  13,153    348,818
   *Career Education Corp.............................................  68,794    324,020
  #*Caribou Coffee Co., Inc...........................................  14,190    161,340
  #*CarMax, Inc.......................................................  26,062    725,305
   *Carmike Cinemas, Inc..............................................   7,123     99,010
    Carnival Corp.....................................................  64,394  2,143,032
    Carriage Services, Inc............................................  20,067    162,141
   *Carrols Restaurant Group, Inc.....................................  21,299    115,228
  #*Carter's, Inc.....................................................  28,571  1,447,693
   *Casual Male Retail Group, Inc.....................................  48,783    185,375
    Cato Corp. Class A (The)..........................................  19,222    538,216
   *Cavco Industries, Inc.............................................   7,578    362,683
    CBS Corp. Class A.................................................   5,310    178,947
    CBS Corp. Class B................................................. 101,068  3,381,735
    CEC Entertainment, Inc............................................   7,444    256,520
  #*Central European Media Enterprises, Ltd. Class A..................  18,425     92,862
  #*Charles & Colvard, Ltd............................................  15,731     58,362
   *Charter Communications, Inc. Class A..............................     317     24,384
  #*Cheesecake Factory, Inc. (The)....................................  34,243  1,147,825
    Cherokee, Inc.....................................................   3,009     40,321
    Chico's FAS, Inc..................................................  16,994    260,348
  #*Children's Place Retail Stores, Inc. (The)........................  22,289  1,132,281
  #*Chipotle Mexican Grill, Inc.......................................   3,000    876,990
   #Choice Hotels International, Inc..................................   6,175    247,494
    Christopher & Banks Corp..........................................  33,498     73,026
   *Chromcraft Revington, Inc.........................................   2,820      3,666
    Churchill Downs, Inc..............................................  16,397    907,410
   #Cinemark Holdings, Inc............................................  64,550  1,509,179
   *Citi Trends, Inc..................................................  15,168    227,975
   *Clear Channel Outdoor Holdings, Inc. Class A......................  32,196    162,912
   *Coast Distribution System, Inc. (The).............................   1,632      3,084
   *Cobra Electronics Corp............................................   7,586     34,668
  #*Coinstar, Inc.....................................................  13,260    629,717
   *Coldwater Creek, Inc..............................................  20,300     12,992
   *Collective Brands, Inc............................................  62,259  1,339,814
    Collectors Universe, Inc..........................................   4,583     66,866
   #Columbia Sportswear Co............................................  20,336  1,028,798
    Comcast Corp. Class A............................................. 303,818  9,889,276
    Comcast Corp. Special Class A.....................................  83,059  2,652,074
  #*Conn's, Inc.......................................................  35,937    641,475
    Cooper Tire & Rubber Co...........................................  53,922    942,017
    Core-Mark Holding Co., Inc........................................  12,310    594,450
   *Corinthian Colleges, Inc..........................................  87,764    177,283
    Cracker Barrel Old Country Store, Inc.............................   5,835    365,621
  #*Crocs, Inc........................................................  30,700    471,245
  #*Crown Media Holdings, Inc. Class A................................  18,563     36,198
    CSS Industries, Inc...............................................   4,800     89,952
    CTC Media, Inc....................................................  22,838    169,458
    Culp, Inc.........................................................  11,988    119,880
   *Cumulus Media, Inc. Class A.......................................  14,274     35,970
   *Cybex International, Inc..........................................   3,304      4,064
   #D.R. Horton, Inc.................................................. 155,647  2,744,057
   #Dana Holding Corp.................................................  67,200    885,696

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Darden Restaurants, Inc...........................................   5,017 $  256,770
  #*Deckers Outdoor Corp..............................................   4,800    200,208
   *dELiA*s, Inc......................................................  18,616     28,296
   *Delta Apparel, Inc................................................  12,525    175,350
    Destination Maternity Corp........................................  12,750    228,098
   #DeVry, Inc........................................................  11,322    222,251
  o*DGSE Cos., Inc....................................................   3,503     26,027
  #*Dial Global, Inc..................................................   3,290      9,080
   #Dick's Sporting Goods, Inc........................................   8,194    402,489
   *Digital Generation, Inc...........................................  23,564    251,192
   #Dillard's, Inc. Class A...........................................  62,205  4,057,632
   *DineEquity, Inc...................................................  17,026    907,486
   *DIRECTV Class A...................................................  22,304  1,107,617
   *Discovery Communications, Inc. (25470F104)........................   5,091    257,757
   *Discovery Communications, Inc. (25470F203)........................   1,000     50,760
   *Discovery Communications, Inc. (25470F302)........................   4,083    190,349
   *Dixie Group, Inc. (The)...........................................   7,426     25,694
   *Dollar General Corp...............................................     500     25,505
   *Dollar Tree, Inc..................................................  13,600    684,624
    Domino's Pizza, Inc...............................................  14,558    497,010
   *Dorman Products, Inc..............................................  32,268    926,737
    Dover Downs Gaming & Entertainment, Inc...........................  15,417     42,088
  #*DreamWorks Animation SKG, Inc. Class A............................  50,223    964,282
   *Drew Industries, Inc..............................................  22,002    590,974
   #DSW, Inc. Class A.................................................  12,788    756,027
   *E.W. Scripps Co. Class A (The)....................................  49,185    456,929
   *EDCI Holdings, Inc................................................   2,070      9,832
  #*Education Management Corp.........................................  47,218    177,540
    Educational Development Corp......................................   3,287     13,477
    Einstein Noah Restaurant Group, Inc...............................  10,994    186,898
   *Emerson Radio Corp................................................  22,180     44,582
   *Emmis Communications Corp. Class A................................   5,300     11,819
   *Empire Resorts, Inc...............................................   2,566      4,183
  #*Entercom Communications Corp. Class A.............................  32,312    175,777
    Entravision Communications Corp. Class A..........................  40,982     50,818
    Escalade, Inc.....................................................  11,212     67,272
   #Ethan Allen Interiors, Inc........................................  27,900    575,577
   *Ever-Glory International Group, Inc...............................   2,000      3,260
   *Exide Technologies................................................  81,556    238,959
   #Expedia, Inc......................................................  14,450    823,506
  #*Express, Inc......................................................   2,182     35,130
   #Family Dollar Stores, Inc.........................................   8,607    568,751
   *Famous Dave's of America, Inc.....................................   6,706     69,742
   *Federal-Mogul Corp................................................  64,517    641,944
   *Fiesta Restaurant Group, Inc......................................  12,924    198,900
    Finish Line, Inc. Class A (The)...................................  43,139    900,742
   *Fisher Communications, Inc........................................   7,173    229,249
   *Flanigan's Enterprises, Inc.......................................     300      2,462
    Flexsteel Industries, Inc.........................................   5,993    128,190
    Foot Locker, Inc.................................................. 105,891  3,496,521
    Ford Motor Co..................................................... 103,911    960,138
  #*Fossil, Inc.......................................................  12,801    917,704
   *Frederick's of Hollywood Group, Inc...............................   3,900      1,521
    Fred's, Inc. Class A..............................................  41,518    589,556
    Frisch's Restaurants, Inc.........................................   5,689    184,949
  #*Fuel Systems Solutions, Inc.......................................  22,489    398,505
   *Full House Resorts, Inc...........................................  15,614     42,626
   *Furniture Brands International, Inc...............................  50,500     55,550
   *Gaiam, Inc. Class A...............................................  17,607     60,392
   #GameStop Corp. Class A............................................ 124,160  1,989,043
    Gaming Partners International Corp................................   9,358     57,926

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   #Gannett Co., Inc.................................................. 166,926 $2,355,326
   #Gap, Inc. (The)...................................................  23,608    696,200
   #Garmin, Ltd.......................................................  10,038    387,567
  #*Gaylord Entertainment Co..........................................  47,654  1,751,284
   *Geeknet, Inc......................................................   1,266     25,320
   *General Motors Co.................................................  84,132  1,658,242
   *Genesco, Inc......................................................  20,728  1,372,608
   #Gentex Corp.......................................................  13,836    221,514
    Genuine Parts Co..................................................  10,032    642,349
   *G-III Apparel Group, Ltd..........................................  19,582    481,130
    GNC Holdings, Inc. Class A........................................   1,500     57,795
  #*Goodyear Tire & Rubber Co. (The)..................................  21,200    242,740
   *Gordmans Stores, Inc..............................................     872     14,772
   *Grand Canyon Education, Inc.......................................   5,668     94,316
   *Gray Television, Inc..............................................  44,221     74,291
   *Gray Television, Inc. Class A.....................................   2,300      3,450
   #Group 1 Automotive, Inc...........................................  24,320  1,307,200
   #Guess?, Inc.......................................................   3,771    113,507
    H&R Block, Inc....................................................  12,252    197,625
   *Hallwood Group, Inc. (The)........................................     880      8,668
  #*Hanesbrands, Inc..................................................   7,900    237,158
    Harley-Davidson, Inc..............................................  25,800  1,115,334
   *Harman International Industries, Inc..............................  12,590    508,006
   *Harris Interactive, Inc...........................................   4,286      4,929
    Harte-Hanks, Inc..................................................  62,518    393,863
   #Hasbro, Inc.......................................................   9,200    329,544
   *Hastings Entertainment, Inc.......................................   1,695      3,271
    Haverty Furniture Cos., Inc.......................................  20,029    225,927
    Haverty Furniture Cos., Inc. Class A..............................   1,796     20,474
   *Heelys, Inc.......................................................   7,950     15,502
   *Helen of Troy, Ltd................................................  30,359    924,735
  #*hhgregg, Inc......................................................  32,381    222,781
  #*Hibbett Sports, Inc...............................................   6,651    404,181
    Hillenbrand, Inc..................................................  32,488    561,718
   *Hollywood Media Corp..............................................  11,210     14,909
    Home Depot, Inc. (The)............................................  52,493  2,739,085
   #Hooker Furniture Corp.............................................  10,735    126,566
    Hot Topic, Inc....................................................  45,606    463,357
  #*Hovnanian Enterprises, Inc. Class A...............................  35,577     82,539
    HSN, Inc..........................................................  10,253    434,317
   *Hyatt Hotels Corp. Class A........................................   5,162    183,509
  #*Iconix Brand Group, Inc...........................................  76,732  1,360,458
   *Image Entertainment, Inc..........................................   3,900        174
   #International Game Technology.....................................   1,600     18,112
    International Speedway Corp. Class A..............................  29,041    744,611
   #Interpublic Group of Cos., Inc. (The).............................  44,149    435,751
    Interval Leisure Group, Inc.......................................  27,192    498,701
  #*iRobot Corp.......................................................  11,711    266,542
   *Isle of Capri Casinos, Inc........................................  36,851    216,315
  #*ITT Educational Services, Inc.....................................   2,258     87,656
   *J. Alexander's Corp...............................................  10,300    134,312
   #J.C. Penney Co., Inc..............................................  93,481  2,104,257
   *Jack in the Box, Inc..............................................  28,568    771,050
    Jaclyn, Inc.......................................................     400      2,080
    JAKKS Pacific, Inc................................................   5,955     95,399
    Jarden Corp.......................................................  78,437  3,545,352
   #John Wiley & Sons, Inc. Class B...................................   2,087     99,706
   #Johnson Controls, Inc.............................................  40,164    990,043
   *Johnson Outdoors, Inc. Class A....................................  14,083    294,757
    Jones Group, Inc. (The)...........................................  92,800    980,896
  #*Jos. A. Bank Clothiers, Inc.......................................  18,737    791,826

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Journal Communications, Inc. Class A..............................  51,347 $  284,462
  #*K12, Inc..........................................................   5,369     97,072
   #KB Home...........................................................  74,081    684,508
   *Kenneth Cole Productions, Inc. Class A............................  11,781    177,186
   *Kid Brands, Inc...................................................  33,024     50,527
   *Kirkland's, Inc...................................................  18,225    197,012
    Kohl's Corp.......................................................  20,270  1,007,824
   *Kona Grill, Inc...................................................   7,282     60,076
    Koss Corp.........................................................   4,404     20,743
   *Krispy Kreme Doughnuts, Inc.......................................  40,510    247,111
  #*K-Swiss, Inc. Class A.............................................  32,483    101,022
    Lacrosse Footwear, Inc............................................   5,930    118,304
   *Lakeland Industries, Inc..........................................   5,597     36,940
  #*Lamar Advertising Co. Class A.....................................  10,244    310,905
    Las Vegas Sands Corp..............................................  19,359    705,055
   *La-Z-Boy, Inc.....................................................  53,633    641,451
   *LeapFrog Enterprises, Inc.........................................  47,530    546,120
    Lear Corp.........................................................   6,496    230,933
   *Learning Tree International, Inc..................................  10,875     52,526
   *Lee Enterprises, Inc..............................................  37,969     47,461
   #Leggett & Platt, Inc..............................................  32,695    757,870
   #Lennar Corp. Class A.............................................. 134,243  3,921,238
    Lennar Corp. Class B Voting.......................................  19,789    449,210
   *Libbey, Inc.......................................................   8,069    117,162
   *Liberty Global, Inc. Class A......................................   3,814    201,303
  #*Liberty Global, Inc. Class B......................................     104      5,462
  #*Liberty Global, Inc. Class C......................................  10,426    519,632
   *Liberty Interactive Corp. Class A................................. 267,922  5,018,179
   *Liberty Interactive Corp. Class B.................................   4,371     82,940
   *Liberty Media Corp. - Liberty Capital Class A.....................  35,948  3,400,681
   *Liberty Media Corp. - Liberty Capital Class B.....................     936     88,489
  #*Life Time Fitness, Inc............................................  34,630  1,572,548
    Lifetime Brands, Inc..............................................  13,209    170,132
   #Limited Brands, Inc...............................................   6,200    294,810
   *LIN TV Corp. Class A..............................................  27,561     98,944
    Lincoln Educational Services Corp.................................  20,731     90,387
    Lithia Motors, Inc. Class A.......................................  23,275    648,442
   *Live Nation Entertainment, Inc.................................... 208,833  1,862,790
   *LKQ Corp..........................................................  31,249  1,104,027
  #*LodgeNet Interactive Corp.........................................   5,000      3,000
    Lowe's Cos., Inc..................................................  66,542  1,688,171
   *Luby's, Inc.......................................................  28,310    187,695
  #*Lumber Liquidators Holdings, Inc..................................   3,805    160,913
   *M/I Homes, Inc....................................................  21,500    356,685
    Mac-Gray Corp.....................................................  14,033    194,076
    Macy's, Inc.......................................................  76,588  2,744,914
   *Madison Square Garden Co. Class A (The)...........................  55,936  2,027,680
   *Maidenform Brands, Inc............................................  21,701    457,457
    Marcus Corp.......................................................  21,011    275,664
    Marine Products Corp..............................................  29,857    162,721
   *MarineMax, Inc....................................................  25,574    190,271
  #*Martha Stewart Living Omnimedia Class A...........................  40,187    130,608
    Mattel, Inc.......................................................  19,217    675,862
    Matthews International Corp. Class A..............................  21,468    622,572
  #*McClatchy Co. Class A (The).......................................  64,477    103,808
    McDonald's Corp...................................................   6,200    554,032
    MDC Holdings, Inc.................................................  47,401  1,510,196
  #*Media General, Inc. Class A.......................................  21,300    104,157
    Men's Wearhouse, Inc. (The).......................................  48,118  1,311,216
   #Meredith Corp.....................................................  34,849  1,151,411
   *Meritage Homes Corp...............................................  31,380  1,101,438

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *MGM Resorts International......................................... 264,134 $2,514,556
   *Modine Manufacturing Co...........................................  45,500    305,305
   *Mohawk Industries, Inc............................................  54,426  3,615,519
   *Monarch Casino & Resort, Inc......................................  17,648    131,831
   #Monro Muffler Brake, Inc..........................................  20,712    684,946
   *Morgans Hotel Group Co............................................   1,010      5,010
   #Morningstar, Inc..................................................   3,175    184,372
  #*Motorcar Parts of America, Inc....................................  11,260     50,107
    Movado Group, Inc.................................................  20,105    471,261
   *MTR Gaming Group, Inc.............................................  24,911     89,680
   *Multimedia Games Holding Co., Inc.................................  19,081    269,996
   *Nathan's Famous, Inc..............................................   5,206    157,690
    National CineMedia, Inc...........................................  14,188    200,618
   *Nautilus, Inc.....................................................  29,587     94,678
   *Navarre Corp......................................................  25,294     33,894
  #*Netflix, Inc......................................................   2,866    162,932
   *Nevada Gold & Casinos, Inc........................................   1,000      1,040
   *New Frontier Media, Inc...........................................  14,206     21,877
   *New York & Co., Inc...............................................  60,373    274,697
  #*New York Times Co. Class A (The).................................. 141,264  1,094,796
    Newell Rubbermaid, Inc............................................  18,588    328,078
   #News Corp. Class A................................................ 118,700  2,732,474
    News Corp. Class B................................................  29,000    672,510
   *Nexstar Broadcasting Group, Inc. Class A..........................     477      3,110
   #NIKE, Inc. Class B................................................   1,200    112,020
   *Nobility Homes, Inc...............................................   2,463     13,990
   #Nordstrom, Inc....................................................     700     37,898
   #Nutrisystem, Inc..................................................  15,281    160,221
  #*NVR, Inc..........................................................   1,000    773,980
   *Office Depot, Inc................................................. 294,662    524,498
  #*OfficeMax, Inc....................................................  49,038    220,181
    Omnicom Group, Inc................................................   6,244    313,324
   *Orbitz Worldwide, Inc.............................................  64,372    279,374
  #*Orchard Supply Hardware Stores Corp. Class A......................   1,828     30,637
  #*O'Reilly Automotive, Inc..........................................  18,013  1,544,435
   *Orient-Express Hotels, Ltd. Class A............................... 107,845    983,546
    Outdoor Channel Holdings, Inc.....................................  27,293    189,413
  #*Overstock.com, Inc................................................   8,272     66,507
    Oxford Industries, Inc............................................  14,497    626,850
   *P & F Industries, Inc. Class A....................................   2,014     10,110
   *Pacific Sunwear of California, Inc................................  60,704    129,300
  #*Panera Bread Co. Class A..........................................   5,200    818,948
   *Papa John's International, Inc....................................   6,524    332,789
  #*Peet's Coffee & Tea, Inc..........................................   9,266    698,656
  #*Penn National Gaming, Inc.........................................  34,583  1,345,970
   #Penske Automotive Group, Inc......................................  78,768  1,882,555
    Pep Boys - Manny, Moe & Jack (The)................................  51,363    465,862
   *Perfumania Holdings, Inc..........................................   3,665     31,519
   *Perry Ellis International, Inc....................................  16,992    320,299
   #PetMed Express, Inc...............................................  16,202    157,483
   #PetSmart, Inc.....................................................  13,036    861,810
   #Pier 1 Imports, Inc...............................................  68,065  1,122,392
   *Pinnacle Entertainment, Inc.......................................  52,422    568,779
   *Point.360.........................................................   2,600      1,391
   #Polaris Industries, Inc...........................................   9,939    747,015
    Pool Corp.........................................................  11,192    412,537
   *Priceline.com, Inc................................................   1,900  1,257,306
  #*PulteGroup, Inc................................................... 226,172  2,555,744
   #PVH Corp..........................................................  17,250  1,370,168
   *Q.E.P. Co., Inc...................................................   1,500     25,875
   *Quiksilver, Inc................................................... 176,954    511,397

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    R.G. Barry Corp...................................................  18,234 $  242,877
  #*Radio One, Inc. Class D...........................................  39,577     32,849
   #RadioShack Corp...................................................  89,952    261,760
    Ralph Lauren Corp.................................................   2,157    311,341
   *Reading International, Inc. Class A...............................  11,759     58,089
   *Red Lion Hotels Corp..............................................  20,441    152,899
   *Red Robin Gourmet Burgers, Inc....................................  16,700    498,495
   #Regal Entertainment Group Class A.................................  16,249    224,561
   #Regis Corp........................................................  66,496  1,125,112
    Rent-A-Center, Inc................................................  61,056  2,171,151
   *Rentrak Corp......................................................   4,890     91,541
   *Rick's Cabaret International, Inc.................................  10,061     84,915
   *Rockford Corp.....................................................   3,495     16,601
   *Rocky Brands, Inc.................................................   7,086     81,772
    Ross Stores, Inc..................................................  11,816    785,055
   #Royal Caribbean Cruises, Ltd...................................... 113,952  2,846,521
   *Ruby Tuesday, Inc.................................................  68,994    442,252
   *rue21, inc........................................................   2,667     65,715
   *Ruth's Hospitality Group, Inc.....................................  34,543    232,129
   #Ryland Group, Inc. (The)..........................................  42,610  1,017,527
  #*Saks, Inc......................................................... 152,843  1,594,152
    Salem Communications Corp. Class A................................  18,285     89,414
   *Sally Beauty Holdings, Inc........................................  17,750    468,955
   #Scholastic Corp...................................................  26,776    806,761
   *School Specialty, Inc.............................................  19,188     64,472
   *Scientific Games Corp. Class A....................................  87,041    736,367
    Scripps Networks Interactive, Inc. Class A........................   5,300    285,405
   *Sealy Corp........................................................  30,405     50,776
  #*Sears Holdings Corp...............................................  36,464  1,804,603
   *Select Comfort Corp...............................................  14,500    377,145
   #Service Corp. International....................................... 200,775  2,579,959
    Shiloh Industries, Inc............................................  16,466    173,058
    Shoe Carnival, Inc................................................  21,339    473,726
   *Shuffle Master, Inc...............................................  45,954    671,388
   *Shutterfly, Inc...................................................  18,756    615,759
    Signet Jewelers, Ltd. ADR.........................................  14,985    658,141
    Sinclair Broadcast Group, Inc. Class A............................  30,200    308,040
  #*Sirius XM Radio, Inc.............................................. 127,228    274,812
   #Six Flags Entertainment Corp......................................  11,549    665,338
   *Skechers U.S.A., Inc. Class A.....................................  40,709    811,737
    Skyline Corp......................................................   8,700     42,717
   *Smith & Wesson Holding Corp.......................................  57,911    584,901
   #Sonic Automotive, Inc. Class A....................................  43,000    736,160
   *Sonic Corp........................................................  20,443    202,386
   #Sotheby's.........................................................  14,866    436,317
   *Spanish Broadcasting System, Inc. Class A.........................   1,489      5,584
    Spartan Motors, Inc...............................................  36,992    188,659
   #Speedway Motorsports, Inc.........................................  47,584    757,061
   *Sport Chalet, Inc. Class A........................................   5,873      8,516
    Stage Stores, Inc.................................................  35,337    669,283
    Standard Motor Products, Inc......................................  25,888    363,985
  #*Standard Pacific Corp............................................. 118,490    671,838
   *Stanley Furniture Co., Inc........................................  13,132     53,710
   #Staples, Inc......................................................  36,189    461,048
    Starwood Hotels & Resorts Worldwide, Inc..........................  10,381    562,131
   *Stein Mart, Inc...................................................  44,849    356,550
   *Steiner Leisure, Ltd..............................................   9,657    402,697
   *Steinway Musical Instruments, Inc.................................  13,335    328,574
   *Steven Madden, Ltd................................................  18,281    739,101
    Stewart Enterprises, Inc. Class A.................................  77,343    528,253
   *Stoneridge, Inc...................................................  19,078    122,481

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Strattec Security Corp............................................   4,591 $  103,343
   #Strayer Education, Inc............................................   2,934    213,184
   #Sturm Ruger & Co., Inc............................................  16,895    835,120
    Superior Industries International, Inc............................  29,581    505,539
    Superior Uniform Group, Inc.......................................   9,577    117,701
   *Syms Corp.........................................................   9,588     31,736
   *Systemax, Inc.....................................................  34,554    430,888
   *Talbots, Inc......................................................     444      1,217
   *Tandy Brands Accessories, Inc.....................................   1,096      1,480
    Tandy Leather Factory, Inc........................................   6,870     35,174
   #Target Corp.......................................................  20,714  1,256,304
  #*Tempur-Pedic International, Inc...................................   7,978    227,293
   *Tenneco, Inc......................................................  11,900    348,551
  #*Tesla Motors, Inc.................................................      69      1,892
    Texas Roadhouse, Inc..............................................  51,500    891,465
   #Thor Industries, Inc..............................................  42,479  1,220,422
   #Tiffany & Co......................................................   8,300    455,919
    Time Warner Cable, Inc............................................  29,552  2,509,851
   #Time Warner, Inc.................................................. 135,201  5,289,063
    TJX Cos., Inc. (The)..............................................  22,000    974,160
  #*Toll Brothers, Inc................................................ 151,825  4,428,735
   *Town Sports International Holdings, Inc...........................  11,460    148,063
    Tractor Supply Co.................................................  20,000  1,817,400
   *Trans World Entertainment Corp....................................   1,500      4,500
  #*TripAdvisor, Inc..................................................  14,450    540,574
    True Religion Apparel, Inc........................................   7,300    191,552
   *TRW Automotive Holdings Corp......................................  14,500    569,850
   *Tuesday Morning Corp..............................................  44,074    223,014
    Tupperware Brands Corp............................................   5,800    304,036
   #Ulta Salon Cosmetics & Fragrance, Inc.............................  13,373  1,135,100
  #*Under Armour, Inc. Class A........................................   5,666    308,457
   *Unifi, Inc........................................................  19,745    218,775
   *Universal Electronics, Inc........................................  14,586    183,638
    Universal Technical Institute, Inc................................  22,150    254,504
   *UQM Technologies, Inc.............................................  24,036     19,229
  #*Urban Outfitters, Inc.............................................   5,900    180,245
   *US Auto Parts Network, Inc........................................  26,854    114,130
   #V.F. Corp.........................................................   3,263    487,166
   #Vail Resorts, Inc.................................................  34,827  1,728,812
  #*Valassis Communications, Inc......................................  40,476    912,734
   #Value Line, Inc...................................................   3,839     45,531
   *Valuevision Media, Inc. Class A...................................  27,246     51,222
    Viacom, Inc. Class A..............................................   1,129     55,129
    Viacom, Inc. Class B..............................................  15,300    714,663
   #Virgin Media, Inc.................................................   3,883    106,317
   *Visteon Corp......................................................   2,472     80,167
  #*Vitacost.com, Inc.................................................   2,554     16,856
  #*Vitamin Shoppe, Inc...............................................   4,371    240,055
   *VOXX International Corp...........................................  20,793    155,740
    Walking Co. Holdings, Inc. (The)..................................   3,900     27,300
    Walt Disney Co. (The)............................................. 118,253  5,810,952
   *Warnaco Group, Inc. (The).........................................  18,159    774,663
   #Washington Post Co. Class B (The).................................   6,442  2,180,617
   #Weight Watchers International, Inc................................   6,975    352,935
   *Wells-Gardner Electronics Corp....................................   5,523     12,703
    Wendy's Co. (The)................................................. 390,147  1,790,775
   *West Marine, Inc..................................................  24,769    253,387
   *Wet Seal, Inc. Class A (The)......................................  97,453    267,021
    Weyco Group, Inc..................................................   9,446    224,815
    Whirlpool Corp....................................................  40,667  2,747,463
    Wiley (John) & Sons, Inc. Class A.................................   7,484    356,613

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
    Williams Controls, Inc............................................   2,614 $     28,623
    Williams-Sonoma, Inc..............................................  10,506      365,084
    Winmark Corp......................................................   2,285      126,223
  #*Winnebago Industries, Inc.........................................  27,360      277,157
  #*WMS Industries, Inc...............................................  51,627      948,388
   #Wolverine World Wide, Inc.........................................   8,330      370,102
   #World Wrestling Entertainment, Inc. Class A.......................  11,867       91,969
    Wyndham Worldwide Corp............................................  32,378    1,685,275
   #Wynn Resorts, Ltd.................................................   2,100      196,875
  #*Zagg, Inc.........................................................   3,201       35,531
   *Zale Corp.........................................................  41,647      125,774
  #*Zumiez, Inc.......................................................  20,966      761,695
                                                                               ------------
Total Consumer Discretionary..........................................          291,174,043
                                                                               ------------
Consumer Staples -- (4.6%)
    Alico, Inc........................................................   7,844      229,280
   *Alliance One International, Inc...................................  86,206      281,032
    Altria Group, Inc.................................................  31,900    1,147,443
    Andersons, Inc. (The).............................................  17,811      676,284
    Archer-Daniels-Midland Co.........................................  94,764    2,472,393
    Arden Group, Inc. Class A.........................................   1,288      111,824
   #B&G Foods, Inc....................................................  41,320    1,156,960
  #*Boston Beer Co., Inc. Class A (The)...............................   3,100      333,932
   *Bridgford Foods Corp..............................................   3,414       26,766
    Brown-Forman Corp. Class A........................................   2,539      231,531
    Brown-Forman Corp. Class B........................................   2,052      191,985
    Bunge, Ltd........................................................  76,701    5,044,625
   #Calavo Growers, Inc...............................................   8,820      237,964
   #Cal-Maine Foods, Inc..............................................  19,782      746,375
   #Casey's General Stores, Inc.......................................  21,586    1,282,856
    CCA Industries, Inc...............................................   4,700       22,325
  #*Central European Distribution Corp................................  30,000       97,800
   *Central Garden & Pet Co...........................................  20,939      224,885
   *Central Garden & Pet Co. Class A..................................  39,325      449,092
   *Chiquita Brands International, Inc................................  66,569      344,827
   #Church & Dwight Co., Inc..........................................  10,015      576,964
    Coca-Cola Bottling Co. Consolidated...............................   7,253      487,184
    Coca-Cola Enterprises, Inc........................................  26,960      790,467
   #Coffee Holding Co., Inc...........................................   1,900       10,735
    ConAgra Foods, Inc................................................  21,650      534,538
   *Constellation Brands, Inc. Class A................................  47,901    1,351,287
   *Constellation Brands, Inc. Class B................................   2,058       58,488
    Costco Wholesale Corp.............................................  12,989    1,249,282
   *Craft Brew Alliance, Inc..........................................  17,929      153,114
    CVS Caremark Corp................................................. 121,704    5,507,106
   *Darling International, Inc........................................ 104,566    1,727,430
   *Dean Foods Co..................................................... 117,300    1,451,001
   #Diamond Foods, Inc................................................  13,157      214,064
  #*Dole Food Co., Inc................................................  87,948    1,035,148
    Dr. Pepper Snapple Group, Inc.....................................  11,225      511,636
   *Elizabeth Arden, Inc..............................................  22,890      892,939
   *Energizer Holdings, Inc...........................................   6,412      498,661
   *Farmer Bros. Co...................................................  17,123      133,559
    Flowers Foods, Inc................................................  29,976      640,587
    Fortune Brands, Inc...............................................  76,533    4,812,395
    Fresh Del Monte Produce, Inc......................................  65,454    1,603,623
   #General Mills, Inc................................................  16,200      626,940
    Golden Enterprises, Inc...........................................   5,537       19,103
  #*Green Mountain Coffee Roasters, Inc...............................   9,300      169,818
    Griffin Land & Nurseries, Inc.....................................   4,473      128,822
  #*Hain Celestial Group, Inc (The)...................................  44,460    2,475,977

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Staples -- (Continued)
  #*Harbinger Group, Inc..............................................   8,293 $   76,793
    Harris Teeter Supermarkets, Inc...................................  22,106    913,862
   #Herbalife, Ltd....................................................   7,400    406,186
  #*Hillshire Brands Co...............................................   7,100    181,831
   #Hormel Foods Corp.................................................  18,128    505,952
   *IGI Labratories, Inc..............................................   1,128      1,230
    Ingles Markets, Inc. Class A......................................  14,627    239,298
    Ingredion, Inc....................................................  16,501    856,732
    Inter Parfums, Inc................................................  31,754    516,320
    J & J Snack Foods Corp............................................  15,421    891,180
    J.M. Smucker Co. (The)............................................  27,782  2,133,658
   *John B. Sanfilippo & Son, Inc.....................................   8,141    138,071
    Kraft Foods, Inc. Class A......................................... 117,330  4,659,174
    Kroger Co. (The)..................................................  17,415    386,091
   #Lancaster Colony Corp.............................................   8,100    561,249
   #Lifeway Foods, Inc................................................   4,839     51,100
   #Limoneira Co......................................................      88      1,575
   *Mannatech, Inc....................................................   2,569     15,542
    McCormick & Co., Inc. Non-Voting..................................   8,162    496,903
   #McCormick & Co., Inc. Voting......................................   1,064     64,798
  #*Medifast, Inc.....................................................   9,480    266,388
    MGP Ingredients, Inc..............................................  17,301     56,228
   #Molson Coors Brewing Co. Class A..................................     534     22,663
    Molson Coors Brewing Co. Class B..................................  81,823  3,462,749
  #*Monster Beverage Corp.............................................   2,400    159,528
    Nash-Finch Co.....................................................  13,620    260,959
   *National Beverage Corp............................................  27,000    391,500
   *Natural Alternatives International, Inc...........................   4,748     31,859
   #Nu Skin Enterprises, Inc. Class A.................................  18,507    944,042
   *Nutraceutical International Corp..................................  11,692    174,328
    Oil-Dri Corp. of America..........................................   6,773    148,532
   *Omega Protein Corp................................................  20,058    167,083
   #Orchids Paper Products Co.........................................   3,364     57,188
   *Overhill Farms, Inc...............................................  14,067     54,158
   *Pantry, Inc. (The)................................................  23,921    340,396
   #PepsiCo, Inc......................................................   9,195    668,752
    Philip Morris International, Inc..................................  36,900  3,374,136
   *Physicians Formula Holdings, Inc..................................  12,971     46,177
   *Pilgrim's Pride Corp..............................................  98,915    459,955
   *Post Holdings, Inc................................................  36,977  1,094,519
   *Prestige Brands Holdings, Inc.....................................  65,760  1,079,122
   #PriceSmart, Inc...................................................   8,282    596,470
    Procter & Gamble Co. (The)........................................  91,517  5,906,507
  #*Ralcorp Holdings, Inc.............................................  49,372  2,946,027
    Reliv' International, Inc.........................................   4,579      6,548
   *Revlon, Inc. Class A..............................................  13,564    197,356
    Reynolds American, Inc............................................  11,374    526,275
    Rocky Mountain Chocolate Factory, Inc.............................   5,450     66,654
   #Safeway, Inc......................................................  51,128    795,040
   #Sanderson Farms, Inc..............................................  19,913    733,396
   *Schiff Nutrition International, Inc...............................  15,253    266,622
   *Seneca Foods Corp. Class A........................................   9,936    245,220
   *Seneca Foods Corp. Class B........................................   1,251     31,162
   *Smart Balance, Inc................................................  66,282    631,005
   *Smithfield Foods, Inc............................................. 152,688  2,824,728
    Snyders-Lance, Inc................................................  63,479  1,487,313
    Spartan Stores, Inc...............................................  25,456    437,843
   *Spectrum Brands Holdings, Inc.....................................  52,744  1,942,562
  #*Star Scientific, Inc..............................................   6,056     22,892
   #SUPERVALU, Inc.................................................... 232,115    573,324
   *Susser Holdings Corp..............................................  22,694    819,480

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
   *Tofutti Brands, Inc...............................................     799 $      1,127
   #Tootsie Roll Industries, Inc......................................  23,186      567,593
   *TreeHouse Foods, Inc..............................................  29,790    1,667,942
    Tyson Foods, Inc. Class A......................................... 164,162    2,464,072
   *United Natural Foods, Inc.........................................  13,114      712,090
    United-Guardian, Inc..............................................   1,872       32,928
   #Universal Corp....................................................  26,112    1,189,140
  #*USANA Health Sciences, Inc........................................   9,355      420,788
   #Vector Group, Ltd.................................................  17,094      290,427
    Village Super Market, Inc. Class A................................   6,796      240,646
   #Walgreen Co.......................................................  34,175    1,242,603
    Wal-Mart Stores, Inc..............................................  58,500    4,354,155
    WD-40 Co..........................................................   8,342      400,833
    Weis Markets, Inc.................................................  25,198    1,096,869
    Whole Foods Market, Inc...........................................   4,669      428,521
                                                                               ------------
Total Consumer Staples................................................          105,495,012
                                                                               ------------
Energy -- (8.4%)
  #*Abraxas Petroleum Corp............................................  18,724       46,997
    Adams Resources & Energy, Inc.....................................   4,701      195,374
    Alon USA Energy, Inc..............................................  36,497      398,547
  #*Alpha Natural Resources, Inc......................................  28,302      198,397
    Anadarko Petroleum Corp...........................................  68,323    4,744,349
   #Apache Corp.......................................................  55,582    4,786,722
  #*Approach Resources, Inc...........................................  28,368      748,915
   #Arch Coal, Inc....................................................  18,267      131,705
  #*Atwood Oceanics, Inc..............................................  23,935    1,065,826
   #Baker Hughes, Inc.................................................  29,059    1,346,013
   *Barnwell Industries, Inc..........................................   7,497       22,491
  #*Basic Energy Services, Inc........................................  39,900      431,718
   #Berry Petroleum Co. Class A.......................................  33,301    1,266,104
  #*Bill Barrett Corp.................................................  51,494    1,084,464
  #*BioFuel Energy Corp...............................................   1,760        4,840
   *Black Ridge Oil and Gas, Inc......................................   4,665        1,748
    Bolt Technology Corp..............................................   8,848      128,738
  #*BPZ Resources, Inc................................................ 125,087      285,198
   #Bristow Group, Inc................................................  41,007    1,876,890
   #Cabot Oil & Gas Corp..............................................  19,100      805,829
   *Cal Dive International, Inc....................................... 100,880      163,426
   *Callon Petroleum Co...............................................  37,472      186,236
   *Cameron International Corp........................................  15,338      771,041
   #CARBO Ceramics, Inc...............................................   4,081      261,919
   *Carrizo Oil & Gas, Inc............................................  26,374      664,889
   *Cheniere Energy, Inc..............................................   7,686      104,760
   #Chesapeake Energy Corp............................................  89,182    1,678,405
    Chevron Corp...................................................... 152,427   16,702,951
   #Cimarex Energy Co.................................................  13,857      785,553
  #*Clayton Williams Energy, Inc......................................  10,780      444,998
  #*Clean Energy Fuels Corp...........................................  52,155      735,907
   *Cloud Peak Energy, Inc............................................  51,449      851,481
  #*Cobalt International Energy, Inc..................................   5,775      144,952
   *Comstock Resources, Inc...........................................  49,191      795,910
   *Concho Resources, Inc.............................................   9,700      826,925
    ConocoPhillips.................................................... 170,885    9,302,979
   #CONSOL Energy, Inc................................................   8,571      248,388
   *Contango Oil & Gas Co.............................................  14,836      879,033
  #*Continental Resources, Inc........................................     545       34,875
  #*CREDO Petroleum Corp..............................................   9,336      134,718
   *Crimson Exploration, Inc..........................................  46,674      205,366
    Crosstex Energy, Inc..............................................  49,305      665,124
   *Dawson Geophysical Co.............................................   8,719      200,886

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
    Delek US Holdings, Inc............................................  54,235 $ 1,070,599
  #*Denbury Resources, Inc............................................ 215,040   3,251,405
    Devon Energy Corp.................................................  57,923   3,424,408
    DHT Holdings, Inc.................................................   6,458      42,684
  #*Diamond Offshore Drilling, Inc....................................  10,044     657,078
   *Double Eagle Petroleum Co.........................................  10,474      43,467
  #*Dresser-Rand Group, Inc...........................................   9,100     423,241
   *Dril-Quip, Inc....................................................   7,700     564,487
  #*Endeavour International Corp......................................  41,430     355,055
   #Energen Corp......................................................   6,161     315,505
   *Energy Partners, Ltd..............................................  41,163     695,655
    Energy XXI (Bermuda), Ltd.........................................   3,570     111,313
   *ENGlobal Corp.....................................................  25,261      36,123
   *EOG Resources, Inc................................................  19,307   1,892,279
  #*Evolution Petroleum Corp..........................................  11,083      92,543
   #EXCO Resources, Inc...............................................  27,348     192,530
   *Exterran Holdings, Inc............................................  70,064   1,034,845
    Exxon Mobil Corp.................................................. 154,985  13,460,447
   *FieldPoint Petroleum Corp.........................................   3,945      16,214
   *FMC Technologies, Inc.............................................   3,200     144,384
   *Forest Oil Corp...................................................  79,161     542,253
   *FX Energy, Inc....................................................  17,092     115,029
   *Geokinetics, Inc..................................................  13,810       4,143
   *GeoResources, Inc.................................................  23,593     789,422
   *Gevo, Inc.........................................................   8,936      34,672
   *Global Geophysical Services, Inc..................................  36,440     213,903
  #*GMX Resources, Inc................................................  49,722      40,280
  #*Green Plains Renewable Energy, Inc................................  36,643     162,695
    Gulf Island Fabrication, Inc......................................  15,729     437,423
   *Gulfmark Offshore, Inc. Class A...................................  29,271   1,052,292
  #*Gulfport Energy Corp..............................................  18,973     390,844
  #*Harvest Natural Resources, Inc....................................  36,596     288,376
  #*Heckmann Corp..................................................... 102,467     315,598
   *Helix Energy Solutions Group, Inc................................. 115,965   2,073,454
   #Helmerich & Payne, Inc............................................  30,615   1,423,598
   *Hercules Offshore, Inc............................................ 161,571     580,040
    Hess Corp.........................................................  43,388   2,046,178
   *HKN, Inc..........................................................  12,283      27,637
    HollyFrontier Corp................................................ 109,681   4,100,973
   *Hornbeck Offshore Services, Inc...................................  37,148   1,573,218
   *Houston American Energy Corp......................................   1,980       1,604
   *Infinity Energy Resources, Inc....................................   4,626       7,355
  #*ION Geophysical Corp.............................................. 105,637     702,486
  #*James River Coal Co...............................................  23,813      54,532
  #*Key Energy Services, Inc.......................................... 115,460     924,835
   *Kodiak Oil & Gas Corp.............................................  32,486     271,258
   *Lone Pine Resources, Inc..........................................   3,544       7,868
  #*Lucas Energy, Inc.................................................  15,775      27,133
   #Lufkin Industries, Inc............................................   7,702     354,677
  #*Magnum Hunter Resources Corp...................................... 116,597     443,069
    Marathon Oil Corp................................................. 108,492   2,871,783
    Marathon Petroleum Corp...........................................  38,015   1,798,110
   *Matrix Service Co.................................................  30,034     311,152
   *McDermott International, Inc...................................... 100,005   1,170,058
  #*McMoran Exploration Co............................................   5,808      75,852
   *Mexco Energy Corp.................................................   1,236       7,169
   *Mitcham Industries, Inc...........................................  13,274     234,552
    Murphy Oil Corp................................................... 106,439   5,711,517
   *Nabors Industries, Ltd............................................ 153,732   2,127,651
    National Oilwell Varco, Inc.......................................  29,500   2,132,850
   *Natural Gas Services Group, Inc...................................  13,910     201,695

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Energy -- (Continued)
  #*Newfield Exploration Co...........................................  15,700 $  479,321
   *Newpark Resources, Inc............................................  88,094    601,682
    Noble Corp........................................................ 112,785  4,173,045
    Noble Energy, Inc.................................................  12,333  1,078,274
   #Nordic American Tankers, Ltd......................................  27,665    323,681
  #*Oasis Petroleum, Inc..............................................     453     11,860
   *Occidental Petroleum Corp.........................................  43,106  3,751,515
   #Oceaneering International, Inc....................................   7,200    372,168
  #*Oil States International, Inc.....................................  12,801    930,633
   #Overseas Shipholding Group, Inc...................................  31,761    181,673
   *OYO Geospace Corp.................................................   3,568    338,175
    Panhandle Oil & Gas, Inc. Class A.................................   8,087    248,271
   *Parker Drilling Co................................................ 128,659    595,691
  #*Patriot Coal Corp.................................................  57,536      5,754
   #Patterson-UTI Energy, Inc......................................... 127,103  1,967,554
   *PDC Energy, Inc...................................................  25,857    677,453
   #Peabody Energy Corp...............................................   9,200    192,096
    Penn Virginia Corp................................................  46,847    313,875
  #*PetroQuest Energy, Inc............................................  68,290    376,278
   *PHI, Inc. Non-Voting..............................................  13,087    349,161
   *PHI, Inc. Voting..................................................   1,053     27,009
  #*Phillips 66.......................................................  82,173  3,089,705
   *Pioneer Energy Services Corp......................................  62,807    504,968
    Pioneer Natural Resources Co......................................  20,162  1,786,958
   *Plains Exploration & Production Co................................ 108,738  4,345,170
   *PostRock Energy Corp..............................................   1,100      2,211
   *Pyramid Oil Co....................................................   3,478     15,025
    QEP Resources, Inc................................................  33,808  1,015,254
  #*Quicksilver Resources, Inc........................................  18,305     82,739
    Range Resources Corp..............................................  10,900    682,340
   *REX American Resources Corp.......................................  14,600    257,690
   *Rex Energy Corp...................................................  47,476    601,996
   *RigNet, Inc.......................................................     452      8,443
  #*Rosetta Resources, Inc............................................  23,527    981,546
  #*Rowan Cos. P.L.C..................................................  93,148  3,272,289
  #*Royale Energy, Inc................................................   3,000      8,580
   #RPC, Inc..........................................................  72,669    977,398
  #*SandRidge Energy, Inc.............................................  63,246    431,338
    Schlumberger, Ltd.................................................  21,281  1,516,484
   *SEACOR Holdings, Inc..............................................  20,769  1,764,327
   *SemGroup Corp. Class A............................................  35,769  1,205,773
   #Ship Finance International, Ltd...................................  73,506  1,064,367
   #SM Energy Co......................................................  16,292    767,190
  #*Southwestern Energy Co............................................   7,400    246,050
   #Spectra Energy Corp...............................................   1,600     49,104
  #*Stone Energy Corp.................................................  46,911  1,231,883
    Sunoco, Inc.......................................................  30,330  1,461,603
  #*Superior Energy Services, Inc.....................................  36,858    798,713
   *Swift Energy Co...................................................  45,809    856,170
  #*Syntroleum Corp...................................................     822        559
   #Targa Resources Corp..............................................   1,115     49,116
    Teekay Corp.......................................................  61,537  1,891,032
   *Tesco Corp........................................................  35,832    415,293
  #*Tesoro Corp....................................................... 131,157  3,626,491
   *TETRA Technologies, Inc...........................................  67,261    466,119
   *TGC Industries, Inc...............................................  18,658    130,233
    Tidewater, Inc....................................................  49,266  2,392,850
    Transocean, Ltd...................................................  51,009  2,388,751
  #*Triangle Petroleum Corp...........................................  44,280    247,525
  #*Ultra Petroleum Corp..............................................   4,361    103,617
   *Union Drilling, Inc...............................................  24,017     85,981

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
  #*Unit Corp.........................................................  45,454 $  1,807,251
  #*Uranium Energy Corp...............................................   5,414       10,828
  #*USEC, Inc......................................................... 117,103      112,419
   *VAALCO Energy, Inc................................................  63,631      466,415
    Valero Energy Corp................................................ 121,620    3,344,550
   *Venoco, Inc.......................................................   9,621       89,187
  #*Verenium Corp.....................................................   3,057       13,359
   *Voyager Oil & Gas, Inc............................................   4,665        5,271
   #W&T Offshore, Inc.................................................  43,202      798,805
   *Warren Resources, Inc.............................................  75,596      175,383
   *Weatherford International, Ltd.................................... 113,248    1,364,638
   #Western Refining, Inc.............................................  94,206    2,216,667
   *Westmoreland Coal Co..............................................   2,630       19,357
  #*Whiting Petroleum Corp............................................  16,512      667,085
   *Willbros Group, Inc...............................................  49,598      339,746
   #World Fuel Services Corp..........................................  27,654    1,119,710
  #*ZaZa Energy Corp..................................................   9,213       34,825
  #*Zion Oil & Gas, Inc...............................................  17,683       31,653
                                                                               ------------
Total Energy..........................................................          190,270,282
                                                                               ------------
Financials -- (19.4%)
   *1st Constitution Bancorp..........................................   2,398       21,942
    1st Source Corp...................................................  25,865      574,720
   *1st United Bancorp, Inc...........................................  25,437      150,841
   *21st Century Holding Co...........................................   6,300       29,547
   #Access National Corp..............................................   8,706      120,317
    ACE, Ltd..........................................................  45,435    3,339,472
  #*Affiliated Managers Group, Inc....................................   3,792      423,149
   #Aflac, Inc........................................................  21,967      961,715
   *Alexander & Baldwin, Inc..........................................  34,395    1,102,016
   *Allegheny Corp....................................................   7,301    2,524,759
    Alliance Bancorp, Inc. of Pennsylvania............................   3,932       47,656
    Alliance Financial Corp...........................................   4,463      156,785
    Allied World Assurance Co. Holdings Ltd...........................  32,679    2,464,977
   #Allstate Corp. (The)..............................................  86,740    2,975,182
    Alterra Capital Holdings, Ltd.....................................  87,345    2,032,518
   *Altisource Portfolio Solutions SA.................................  11,202      868,827
   *American Capital, Ltd............................................. 305,835    3,046,117
   #American Equity Investment Life Holding Co........................  66,877      780,455
    American Express Co...............................................   9,290      536,126
    American Financial Group, Inc..................................... 127,737    4,816,962
   *American Independence Corp........................................   3,056       16,502
   *American International Group, Inc.................................  27,224      851,294
   #American National Bankshares, Inc.................................   5,991      135,516
   *American National Insurance Co....................................  21,779    1,533,895
   *American River Bankshares.........................................   4,649       31,427
   *American Safety Insurance Holdings, Ltd...........................   9,968      177,929
   *American Spectrum Realty, Inc.....................................     400        1,420
   #Ameriprise Financial, Inc.........................................  68,100    3,522,132
   *Ameris Bancorp....................................................  23,588      281,641
   *AMERISAFE, Inc....................................................  19,365      483,447
   *AmeriServ Financial, Inc..........................................  17,822       50,971
   #AmTrust Financial Services, Inc...................................  50,982    1,518,754
   *Anchor Bancorp Wisconsin, Inc.....................................     402          181
    Aon P.L.C.........................................................  21,179    1,042,007
   *Arch Capital Group, Ltd...........................................  68,095    2,642,086
    Argo Group International Holdings, Ltd............................  31,659      931,091
   #Arrow Financial Corp..............................................  12,599      306,408
    Aspen Insurance Holdings, Ltd.....................................  67,802    1,948,629
    Associated Banc-Corp.............................................. 157,219    1,963,665
    Assurant, Inc.....................................................  86,200    3,121,302

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
                                                                          SHARES     VALUE+
                                                                          ------     ------
Financials -- (Continued)
    Assured Guaranty, Ltd.............................................   162,665 $1,948,727
   #Astoria Financial Corp............................................    97,621    919,590
    Atlantic American Corp............................................     5,179     14,242
   *Atlantic Coast Financial Corp.....................................     1,357      3,447
    Auburn National Bancorporation, Inc...............................     1,260     27,292
   *AV Homes, Inc.....................................................    11,482    142,147
    Axis Capital Holdings, Ltd........................................    65,801  2,162,221
    Baldwin & Lyons, Inc. Class A.....................................     1,285     28,912
    Baldwin & Lyons, Inc. Class B.....................................    10,961    254,624
    Bancfirst Corp....................................................    14,198    576,723
   *Bancorp, Inc. (The)...............................................    37,073    346,633
    BancorpSouth, Inc.................................................    72,015  1,043,497
   *BancTrust Financial Group, Inc....................................    12,317     36,458
    Bank Mutual Corp..................................................    46,438    197,826
   #Bank of America Corp.............................................. 1,263,850  9,276,659
    Bank of Commerce Holdings.........................................     5,615     23,022
   #Bank of Hawaii Corp...............................................    11,564    540,154
   #Bank of Kentucky Financial Corp...................................     4,629    113,735
   #Bank of New York Mellon Corp. (The)...............................   163,628  3,482,004
    Bank of the Ozarks, Inc...........................................    28,120    905,183
   *BankAtlantic Bancorp, Inc. Class A................................     6,124     36,989
    BankFinancial Corp................................................    23,259    182,816
    Banner Corp.......................................................    18,068    410,686
    Bar Harbor Bankshares.............................................     3,701    128,906
    BB&T Corp.........................................................   102,589  3,218,217
   *BBCN Bancorp, Inc.................................................    69,848    792,076
   #BCB Bancorp, Inc..................................................     7,110     75,153
   *BCSB Bancorp, Inc.................................................     1,425     20,100
    Beacon Federal Bancorp, Inc.......................................     4,497     90,255
   *Beneficial Mutual Bancorp, Inc....................................    70,097    600,030
  #*Berkshire Bancorp, Inc............................................     2,025     16,747
    Berkshire Hills Bancorp, Inc......................................    21,179    475,680
   #BGC Partners, Inc. Class A........................................     3,900     19,383
    BlackRock, Inc....................................................    14,303  2,435,229
   *BofI Holding, Inc.................................................    11,580    233,569
   #BOK Financial Corp................................................    14,622    825,997
    Boston Private Financial Holdings, Inc............................    78,648    740,078
   #Bridge Bancorp, Inc...............................................     3,763     75,448
   *Bridge Capital Holdings...........................................     6,459    100,308
    Brookline Bancorp, Inc............................................    73,986    622,222
    Brown & Brown, Inc................................................    36,062    910,205
    Bryn Mawr Bank Corp...............................................    12,410    256,639
   #C&F Financial Corp................................................     1,936     79,240
    Calamos Asset Management, Inc. Class A............................    22,334    236,070
   #California First National Bancorp.................................     6,388    103,741
   *Camco Financial Corp..............................................     3,400      8,432
    Camden National Corp..............................................     7,926    285,891
   *Cape Bancorp, Inc.................................................     4,109     38,132
   *Capital Bank Corp.................................................     4,254     10,082
   #Capital City Bank Group, Inc......................................    16,811    123,225
    Capital One Financial Corp........................................    67,650  3,821,548
    Capital Properties, Inc. Class A..................................       154      1,463
   oCapital Properties, Inc. Class B..................................       154         --
    Capital Southwest Corp............................................     3,542    369,785
    CapitalSource, Inc................................................   301,246  1,973,161
   #Capitol Federal Financial, Inc....................................   139,961  1,640,343
    Cardinal Financial Corp...........................................    29,367    375,898
  #*Carolina Bank Holdings, Inc.......................................     1,000      5,880
   *Carrollton Bancorp................................................       627      3,323
   #Cash America International, Inc...................................    25,610    981,375
    Cathay General Bancorp............................................    77,854  1,260,456

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *CBRE Group, Inc. Class A..........................................   2,800 $   43,624
   #Center Bancorp, Inc...............................................  16,007    176,877
    Centerstate Banks, Inc............................................  25,680    199,020
    Central Bancorp, Inc..............................................     713     22,609
   *Central Pacific Financial Corp....................................   3,744     50,170
    Century Bancorp, Inc. Class A.....................................   2,971     89,368
    CFS Bancorp, Inc..................................................   1,879     10,090
   #Charles Schwab Corp. (The)........................................  17,612    222,440
    Charter Financial Corp............................................     243      2,155
    Chemical Financial Corp...........................................  29,380    658,993
   *Chicopee Bancorp, Inc.............................................   5,278     76,478
   #Chubb Corp. (The).................................................  37,508  2,726,457
    Cincinnati Financial Corp.........................................  97,478  3,688,568
   *CIT Group, Inc.................................................... 104,979  3,833,833
    Citigroup, Inc.................................................... 207,090  5,618,352
  #*Citizens Community Bancorp, Inc...................................   3,663     20,733
   *Citizens First Corp...............................................   1,000      8,430
    Citizens Holding Co...............................................   2,106     41,278
   *Citizens Republic Bancorp, Inc....................................     955     17,190
    Citizens South Banking Corp.......................................   6,693     45,044
   *Citizens, Inc.....................................................  49,580    512,657
   #City Holding Co...................................................  16,234    536,534
   #City National Corp................................................  42,958  2,116,970
    CKX Lands, Inc....................................................   1,400     24,500
   #Clifton Savings Bancorp, Inc......................................  25,172    245,427
   #CME Group, Inc....................................................  45,095  2,349,900
    CNA Financial Corp................................................  83,379  2,177,026
   #CNB Financial Corp................................................   7,760    127,807
    CNO Financial Group, Inc.......................................... 264,496  2,192,672
    CoBiz Financial, Inc..............................................  38,295    256,576
    Codorus Valley Bancorp, Inc.......................................   1,838     28,710
   #Cohen & Steers, Inc...............................................   5,916    195,228
   *Colonial Financial Services, Inc..................................   2,714     35,798
   *Colony Bankcorp, Inc..............................................   3,099     12,396
    Columbia Banking System, Inc......................................  42,257    762,739
   #Comerica, Inc..................................................... 102,535  3,097,582
   #Commerce Bancshares, Inc..........................................  22,451    884,120
    Commercial National Financial Corp................................   1,413     29,673
    Community Bank System, Inc........................................  36,175    995,174
    Community Trust Bancorp, Inc......................................  16,057    544,975
   *Community West Bancshares.........................................   2,000      4,680
  #*CompuCredit Holdings Corp.........................................  31,176    137,174
   #Consolidated-Tokoma Land Co.......................................   5,746    161,692
   *Consumer Portfolio Services, Inc..................................   8,702     17,230
   *Cowen Group, Inc. Class A.........................................  62,980    157,450
    Crawford & Co. Class A............................................  28,328    104,530
    Crawford & Co. Class B............................................  14,955     60,418
  #*Credit Acceptance Corp............................................   8,643    828,518
   #Cullen/Frost Bankers, Inc.........................................  29,396  1,625,893
   #CVB Financial Corp................................................  97,863  1,154,783
   *DFC Global Corp...................................................  37,821    725,029
    Diamond Hill Investment Group, Inc................................     900     67,239
    Dime Community Bancshares, Inc....................................  36,182    524,639
   *Direct Markets Holdings Corp......................................  13,700      3,151
    Discover Financial Services.......................................  20,550    738,978
    Donegal Group, Inc. Class A.......................................  20,591    275,919
    Donegal Group, Inc. Class B.......................................   3,821     68,090
   *Doral Financial Corp..............................................  15,659     21,296
    Duff & Phelps Corp................................................  15,559    229,340
   *E*Trade Financial Corp............................................ 235,992  1,800,619
    Eagle Bancorp Montana, Inc........................................     514      5,227

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    East West Bancorp, Inc............................................ 117,718 $2,566,252
    Eastern Insurance Holdings, Inc...................................   8,465    134,255
   *Eastern Virginia Bankshares, Inc..................................   2,937     11,748
   #Eaton Vance Corp..................................................   1,500     39,795
    ECB Bancorp, Inc..................................................   1,170     11,653
    Edelman Financial Group, Inc......................................  24,395    211,505
   *eHealth, Inc......................................................  19,926    366,041
    EMC Insurance Group, Inc..........................................  12,475    252,244
    Employers Holdings, Inc...........................................  38,273    684,321
    Endurance Specialty Holdings, Ltd.................................  59,160  2,051,077
   *Enstar Group, Ltd.................................................  12,099  1,131,015
   #Enterprise Bancorp, Inc...........................................   5,554     92,252
    Enterprise Financial Services Corp................................  16,357    205,280
    Epoch Holding Corp................................................   7,601    160,229
    Erie Indemnity Co. Class A........................................   9,946    709,050
   #ESB Financial Corp................................................  13,101    184,593
    ESSA Bancorp, Inc.................................................  16,415    173,507
    Evans Bancorp, Inc................................................   2,412     37,386
    Evercore Partners, Inc. Class A...................................   5,577    129,219
    Everest Re Group, Ltd.............................................  26,993  2,745,188
  #*EZCORP, Inc. Class A..............................................  25,874    582,165
   *Farmers Capital Bank Corp.........................................   5,212     41,592
    FBL Financial Group, Inc. Class A.................................  32,494  1,005,689
    Federal Agricultural Mortgage Corp. Class A.......................     987     18,640
    Federal Agricultural Mortgage Corp. Class C.......................   9,329    234,531
    Fidelity Bancorp, Inc.............................................     628     13,100
    Fidelity National Financial, Inc. Class A......................... 187,838  3,497,544
    Fidelity Southern Corp............................................   9,274     84,212
    Fifth Third Bancorp............................................... 196,094  2,710,019
    Financial Institutions, Inc.......................................  13,170    226,524
   *First Acceptance Corp.............................................  27,407     33,711
    First Advantage Bancorp...........................................   2,902     39,177
    First American Financial Corp..................................... 102,745  1,882,288
    First Bancorp.....................................................  15,597    132,886
    First Bancorp, Inc................................................   9,162    153,922
   *First Bancshares, Inc.............................................     700      3,430
   #First Bancshares, Inc. (The)......................................     222      2,162
    First Busey Corp..................................................  84,689    394,651
    First Business Financial Services, Inc............................   2,134     46,543
   *First California Financial Group, Inc.............................  26,916    180,606
  #*First Cash Financial Services, Inc................................  10,205    409,220
    First Citizens BancShares, Inc. Class A...........................   8,661  1,422,916
    First Commonwealth Financial Corp................................. 103,668    726,713
    First Community Bancshares, Inc...................................  16,247    235,419
    First Defiance Financial Corp.....................................   8,826    143,422
  #*First Federal Bancshares of Arkansas, Inc.........................   5,224     43,464
   *First Federal of Northern Michigan Bancorp, Inc...................     800      2,712
    First Financial Bancorp...........................................  54,500    869,820
   #First Financial Bankshares, Inc...................................  17,754    612,424
    First Financial Corp..............................................  13,376    396,598
    First Financial Holdings, Inc.....................................  14,832    175,018
   *First Financial Northwest, Inc....................................  16,619    136,276
   *First Financial Service Corp......................................   1,670      3,841
   #First Horizon National Corp....................................... 246,889  2,031,896
    First Interstate BancSystem, Inc..................................   2,983     42,985
    First M&F Corp....................................................   5,935     37,094
   *First Marblehead Corp. (The)......................................  14,664     15,690
    First Merchants Corp..............................................  27,703    394,214
    First Midwest Bancorp, Inc........................................  72,752    822,098
    First Niagara Financial Group, Inc................................ 306,675  2,324,596
   #First Pactrust Bancorp, Inc.......................................  10,072    113,310

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *First Place Financial Corp........................................  10,608 $    7,956
   *First South Bancorp, Inc..........................................   7,807     33,102
   *First United Corp.................................................   3,697     18,115
    First West Virginia Bancorp.......................................     766     12,003
    Firstbank Corp....................................................   5,196     50,817
   *FirstCity Financial Corp..........................................   7,735     69,615
    FirstMerit Corp................................................... 111,313  1,803,271
   *Flagstar Bancorp, Inc.............................................   1,720      1,496
    Flagstone Reinsurance Holdings SA.................................  68,139    475,610
    Flushing Financial Corp...........................................  32,847    463,471
    FNB Corp.......................................................... 154,905  1,685,366
   *FNB United Corp...................................................       1         12
  #*Forest City Enterprises, Inc. Class A.............................  57,405    809,985
  #*Forest City Enterprises, Inc. Class B.............................   8,417    118,848
   *Forestar Group, Inc...............................................  36,513    415,518
    Fox Chase Bancorp, Inc............................................  19,210    286,229
   #Franklin Resources, Inc...........................................   3,467    398,532
    Fulton Financial Corp............................................. 190,574  1,751,375
   #FXCM, Inc.........................................................   3,840     40,320
    GAINSCO, Inc......................................................   1,497     13,967
   #Gallagher (Arthur J.) & Co........................................   8,866    314,566
    GAMCO Investors, Inc. Class A.....................................   3,733    166,828
   *Genworth Financial, Inc. Class A.................................. 237,177  1,195,372
   #German American Bancorp, Inc......................................  12,054    245,299
    GFI Group, Inc.................................................... 118,378    376,442
    Glacier Bancorp, Inc..............................................  71,411  1,083,305
   *Gleacher & Co., Inc...............................................  55,696     38,987
   *Global Indemnity P.L.C............................................  16,912    325,049
   #Goldman Sachs Group, Inc. (The)...................................  47,945  4,837,650
   #Great Southern Bancorp, Inc.......................................  13,291    407,369
   *Greene Bancshares, Inc............................................  11,638     21,065
   #Greenhill & Co., Inc..............................................   3,600    142,992
   *Greenlight Capital Re, Ltd. Class A...............................  30,035    707,625
   *Guaranty Bancorp..................................................  14,835     28,483
   *Guaranty Federal Bancshares, Inc..................................   1,886     12,995
   *Hallmark Financial Services, Inc..................................  22,381    184,643
    Hampden Bancorp, Inc..............................................   4,725     59,582
   #Hancock Holding Co................................................  79,288  2,416,698
   *Hanmi Financial Corp..............................................   3,494     38,259
    Hanover Insurance Group, Inc. (The)...............................  50,046  1,755,113
    Harleysville Savings Financial Corp...............................   2,920     50,370
   *Harris & Harris Group, Inc........................................  29,482    109,673
    Hartford Financial Services Group, Inc............................ 190,397  3,132,031
    Hawthorn Bancshares, Inc..........................................   2,036     19,220
   #HCC Insurance Holdings, Inc.......................................  99,330  3,043,471
   #Heartland Financial USA, Inc......................................  16,865    440,682
   *Heritage Commerce Corp............................................  21,259    130,318
    Heritage Financial Corp...........................................  11,632    161,103
   #Heritage Financial Group, Inc.....................................   5,663     75,828
    HF Financial Corp.................................................   4,200     53,718
   *HFF, Inc. Class A.................................................   7,686    100,379
   *Hilltop Holdings, Inc.............................................  54,145    569,064
    Hingham Institution for Savings...................................     872     52,939
   *HMN Financial, Inc................................................   1,450      4,046
  #*Home Bancorp, Inc.................................................   7,010    117,908
    Home BancShares, Inc..............................................  24,900    750,735
    Home Federal Bancorp, Inc.........................................  17,529    173,888
    Homeowners Choice, Inc............................................   6,753    122,432
    HopFed Bancorp, Inc...............................................   2,207     16,552
    Horace Mann Educators Corp........................................  44,142    769,836
    Horizon Bancorp...................................................   3,507     94,619

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   #Hudson City Bancorp, Inc.......................................... 253,527 $ 1,609,896
    Hudson Valley Holding Corp........................................  17,275     291,256
    Huntington Bancshares, Inc........................................ 425,265   2,643,022
    IBERIABANK Corp...................................................  31,403   1,470,602
   *ICG Group, Inc....................................................  36,244     324,021
    Independence Holding Co...........................................  15,010     141,694
   *Independent Bank Corp. (45383609).................................   7,338      21,207
   #Independent Bank Corp. (453836108)................................  21,010     624,207
    Indiana Community Bancorp.........................................   2,971      67,887
    Infinity Property & Casualty Corp.................................  12,729     735,863
   #Interactive Brokers Group, Inc. Class A...........................  42,689     591,243
  #*IntercontinentalExchange, Inc.....................................   4,400     577,368
   *InterGroup Corp. (The)............................................     235       5,428
    International Bancshares Corp.....................................  73,397   1,345,367
   *Intervest Bancshares Corp. Class A................................  18,510      69,783
   *INTL. FCStone, Inc................................................  20,109     383,076
    Invesco, Ltd...................................................... 186,136   4,119,190
   *Investment Technology Group, Inc..................................  38,795     321,223
   *Investors Bancorp, Inc............................................ 107,105   1,742,598
   *Investors Capital Holdings, Ltd...................................   4,038      17,081
    Investors Title Co................................................   1,606      85,937
   #Janus Capital Group, Inc..........................................  67,870     490,700
   *Jefferies Group, Inc..............................................  65,231     817,997
   *Jefferson Bancshares, Inc.........................................   2,270       4,790
    JMP Group, Inc....................................................  20,821     129,715
    Jones Lang LaSalle, Inc...........................................   6,476     431,884
    JPMorgan Chase & Co............................................... 570,669  20,544,084
   #Kaiser Federal Financial Group, Inc...............................   9,310     135,367
   #KBW, Inc..........................................................  27,309     439,948
    Kearny Financial Corp.............................................  57,758     561,408
    Kemper Corp.......................................................  67,798   2,218,351
    Kennedy-Wilson Holdings, Inc......................................   4,617      63,161
    Kentucky First Federal Bancorp....................................   2,320      17,423
   #KeyCorp........................................................... 499,016   3,982,148
   *Knight Capital Group, Inc. Class A................................ 102,446   1,058,267
    Lake Shore Bancorp, Inc...........................................     339       3,424
    Lakeland Bancorp, Inc.............................................  27,658     260,538
    Lakeland Financial Corp...........................................  16,872     434,285
    Landmark Bancorp, Inc.............................................   1,820      36,564
    Legg Mason, Inc................................................... 124,614   3,055,535
  #*Leucadia National Corp............................................ 106,417   2,307,121
    Life Partners Holdings, Inc.......................................   8,447      20,104
    Lincoln National Corp............................................. 152,570   3,059,028
    LNB Bancorp, Inc..................................................   9,079      54,202
   #Loews Corp........................................................  43,937   1,739,466
   *Louisiana Bancorp, Inc............................................   3,003      48,153
   *LSB Financial Corp................................................     426       7,838
    M&T Bank Corp.....................................................  34,171   2,933,239
  #*Macatawa Bank Corp................................................  31,196     101,387
   *Magyar Bancorp, Inc...............................................   1,971       7,785
    Maiden Holdings, Ltd..............................................  67,671     574,527
    MainSource Financial Group, Inc...................................  19,995     233,542
   *Malvern Federal Bancorp, Inc......................................     225       1,905
  #*Markel Corp.......................................................   3,533   1,526,468
   #MarketAxess Holdings, Inc.........................................  31,222     943,529
    Marlin Business Services Corp.....................................  13,162     202,168
   #Marsh & McLennan Cos., Inc........................................  17,700     587,817
   *Maui Land & Pineapple Co., Inc....................................   4,186      14,442
    Mayflower Bancorp, Inc............................................     500       5,320
    MB Financial, Inc.................................................  54,137   1,093,026
  #*MBIA, Inc......................................................... 235,843   2,252,301

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *MBT Financial Corp................................................   9,522 $   28,090
    MCG Capital Corp..................................................  94,877    415,561
    Meadowbrook Insurance Group, Inc..................................  73,213    515,420
    Medallion Financial Corp..........................................  17,364    192,393
   *Mercantile Bank Corp..............................................   7,390    122,378
    Merchants Bancshares, Inc.........................................   7,187    190,024
    Mercury General Corp..............................................  33,571  1,215,942
   *Meridian Interstate Bancorp, Inc..................................  16,780    257,909
    Meta Financial Group, Inc.........................................   2,141     45,689
    MetLife, Inc...................................................... 141,103  4,341,739
   *Metro Bancorp, Inc................................................  15,320    191,500
  #*MetroCorp Bancshares, Inc.........................................   7,245     74,913
   *MGIC Investment Corp.............................................. 158,315    381,539
    MicroFinancial, Inc...............................................   9,680     93,412
    Mid Penn Bancorp, Inc.............................................     778      7,858
    MidSouth Bancorp, Inc.............................................   8,676    123,633
   #MidWestOne Financial Group, Inc...................................   6,846    145,683
    Montpelier Re Holdings, Ltd.......................................  61,112  1,238,129
    Morgan Stanley.................................................... 189,332  2,586,275
    MSB Financial Corp................................................     600      3,480
   *MSCI, Inc.........................................................     252      8,354
    MutualFirst Financial, Inc........................................   5,151     57,537
   #NASDAQ OMX Group, Inc. (The)......................................  91,090  2,067,743
   *National Financial Partners Corp..................................  41,675    618,874
    National Interstate Corp..........................................  18,783    491,927
   #National Penn Bancshares, Inc..................................... 167,785  1,483,219
    National Security Group, Inc......................................     419      3,603
    National Western Life Insurance Co. Class A.......................   2,337    330,896
    Naugatuck Valley Financial Corp...................................     989      7,220
   *Navigators Group, Inc. (The)......................................  17,111    828,686
    NBT Bancorp, Inc..................................................  30,887    648,936
    Nelnet, Inc. Class A..............................................  36,755    864,110
   *New Century Bancorp, Inc..........................................   2,187     10,060
    New England Bancshares, Inc.......................................   4,895     65,544
    New Hampshire Thrift Bancshares, Inc..............................   4,833     60,606
   #New York Community Bancorp, Inc................................... 217,731  2,826,148
   *NewBridge Bancorp.................................................  12,686     52,139
   *Newport Bancorp, Inc..............................................     641      9,093
   *NewStar Financial, Inc............................................  49,671    592,078
    Nicholas Financial, Inc...........................................   3,515     46,468
   *North Valley Bancorp..............................................     460      6,311
    Northeast Bancorp.................................................     118        996
    Northeast Community Bancorp, Inc..................................   9,104     48,661
    Northern Trust Corp...............................................  14,311    649,719
   #Northfield Bancorp, Inc...........................................  41,001    613,785
    Northrim Bancorp, Inc.............................................   5,792    116,767
    Northwest Bancshares, Inc......................................... 110,107  1,282,747
    Norwood Financial Corp............................................   1,492     41,590
   #NYSE Euronext..................................................... 132,257  3,369,908
   #Ocean Shore Holding Co............................................   6,104     79,047
    OceanFirst Financial Corp.........................................  19,071    259,556
  #*Ocwen Financial Corp..............................................  78,426  1,549,698
    Ohio Valley Banc Corp.............................................   2,002     38,999
    Old National Bancorp.............................................. 105,855  1,295,665
    Old Republic International Corp................................... 242,918  1,957,919
  #*Old Second Bancorp, Inc...........................................  11,059     15,483
   *OmniAmerican Bancorp, Inc.........................................  12,333    258,870
    OneBeacon Insurance Group, Ltd. Class A...........................  25,045    317,821
    Oppenheimer Holdings, Inc. Class A................................   7,365    102,447
    Oriental Financial Group, Inc.....................................  36,097    374,687
    Oritani Financial Corp............................................  55,847    786,884

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
  #*Pacific Capital Bancorp...........................................  10,120 $  461,674
    Pacific Continental Corp..........................................  17,305    159,725
   *Pacific Mercantile Bancorp........................................   9,408     62,845
   *Pacific Premier Bancorp, Inc......................................   4,508     40,166
    PacWest Bancorp...................................................  32,467    743,819
   #Park National Corp................................................  14,100    955,134
   *Park Sterling Corp................................................   2,485     11,406
    PartnerRe, Ltd....................................................  32,897  2,383,059
   *Patriot National Bancorp..........................................   1,500      2,340
   #Peapack-Gladstone Financial Corp..................................   8,268    126,500
   #Penns Woods Bancorp, Inc..........................................   4,255    165,732
   *Penson Worldwide, Inc.............................................  23,834      2,622
    Peoples Bancorp...................................................   1,337     25,517
    Peoples Bancorp of North Carolina.................................   3,297     28,321
    Peoples Bancorp, Inc..............................................  10,026    219,168
    People's United Financial, Inc.................................... 187,704  2,151,088
  #*PHH Corp..........................................................  57,072    925,137
   *Phoenix Cos., Inc. (The).......................................... 128,553    209,541
   *PICO Holdings, Inc................................................  22,860    551,155
    Pinnacle Bancshares, Inc..........................................     200      2,127
   *Pinnacle Financial Partners, Inc..................................  34,060    665,873
   *Piper Jaffray Cos., Inc...........................................  20,441    435,598
    Platinum Underwriters Holdings, Ltd...............................  39,027  1,483,807
    PNC Financial Services Group, Inc.................................  69,935  4,133,158
   *Popular, Inc......................................................  57,311    863,677
   *Porter Bancorp, Inc...............................................   6,860      9,878
  #*Preferred Bank....................................................   1,920     20,698
   *Premier Financial Bancorp, Inc....................................   3,385     26,606
    Presidential Life Corp............................................  21,438    297,774
    Primerica, Inc....................................................  41,980  1,148,993
  #*Primus Guaranty, Ltd..............................................  15,070    116,793
   *Princeton National Bancorp, Inc...................................   2,474      1,361
    Principal Financial Group, Inc.................................... 157,281  4,024,821
   #PrivateBancorp, Inc...............................................  77,373  1,185,354
    ProAssurance Corp.................................................  26,388  2,363,573
   #Progressive Corp. (The)...........................................  18,576    366,690
   #Prosperity Bancshares, Inc........................................  39,609  1,606,937
   #Protective Life Corp..............................................  77,513  2,163,388
    Provident Financial Holdings, Inc.................................   9,638    117,969
    Provident Financial Services, Inc.................................  64,885    988,199
    Provident New York Bancorp........................................  42,153    348,184
   *Prudential Bancorp, Inc. of Pennsylvania..........................   5,398     30,175
   #Prudential Financial, Inc.........................................  63,498  3,065,683
   *PSB Holdings, Inc.................................................   3,252     14,471
   #Pulaski Financial Corp............................................  10,937     81,918
    Pzena Investment Management, Inc. Class A.........................   2,844     10,949
    QC Holdings, Inc..................................................  12,392     43,496
    QCR Holdings, Inc.................................................     309      4,141
   #Radian Group, Inc................................................. 128,091    358,655
    Raymond James Financial, Inc......................................  19,745    663,827
    Regions Financial Corp............................................ 601,441  4,186,029
    Reinsurance Group of America, Inc.................................  53,196  2,961,421
    RenaissanceRe Holdings, Ltd.......................................  45,780  3,387,262
    Renasant Corp.....................................................  26,217    464,041
   #Republic Bancorp, Inc. Class A....................................  20,236    477,772
   *Republic First Bancorp, Inc.......................................  20,713     42,876
    Resource America, Inc. Class A....................................  18,325    111,233
   *Riverview Bancorp, Inc............................................  13,240     18,801
   #RLI Corp..........................................................  20,135  1,296,895
    Rockville Financial, Inc..........................................  28,505    332,083
   #Roma Financial Corp...............................................  25,930    235,704

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *Royal Bancshares of Pennsylvania, Inc. Class A....................   6,447 $   16,118
   *Rurban Financial Corp.............................................   3,194     23,125
   #S&T Bancorp, Inc..................................................  27,583    455,120
   #S.Y. Bancorp, Inc.................................................  15,245    356,276
   *Safeguard Scientifics, Inc........................................  23,253    359,724
    Safety Insurance Group, Inc.......................................  15,634    662,569
   #Salisbury Bancorp, Inc............................................     856     20,972
    Sandy Spring Bancorp, Inc.........................................  26,668    474,957
   *Savannah Bancorp, Inc. (The)......................................   3,485     20,039
    SCBT Financial Corp...............................................  12,899    477,779
    SeaBright Holdings, Inc...........................................  20,549    173,228
   *Seacoast Banking Corp. of Florida.................................  24,205     33,887
   *Security National Financial Corp. Class A.........................   2,038      5,319
    SEI Investments Co................................................  12,500    264,750
    Selective Insurance Group, Inc....................................  58,696  1,013,093
    Shore Bancshares, Inc.............................................   4,929     26,074
    SI Financial Group, Inc...........................................   6,511     76,179
   *Siebert Financial Corp............................................   9,393     15,968
    Sierra Bancorp....................................................  11,952    127,647
  #*Signature Bank....................................................  12,100    780,450
    Simmons First National Corp. Class A..............................  17,031    397,504
    SLM Corp..........................................................  30,766    491,948
    Somerset Hills Bancorp............................................   1,743     14,990
    South Street Financial Corp.......................................     400      1,624
   *Southcoast Financial Corp.........................................   4,336     10,190
   *Southern Community Financial Corp.................................   7,908     24,910
   *Southern Connecticut Bancorp, Inc.................................     700        826
   *Southern First Bancshares, Inc....................................   2,569     21,554
    Southern Missouri Bancorp, Inc....................................   1,465     32,596
    Southern National Bancorp of Virginia, Inc........................     712      5,262
    Southside Bancshares, Inc.........................................  19,044    397,255
   *Southwest Bancorp, Inc............................................  17,697    162,812
    Southwest Georgia Financial Corp..................................   1,854     15,944
  #*St. Joe Co. (The).................................................  42,478    719,153
    StanCorp Financial Group, Inc.....................................  42,203  1,255,961
    State Auto Financial Corp.........................................  38,717    502,159
    State Street Corp.................................................  72,374  2,922,462
    StellarOne Corp...................................................  21,618    289,465
    Sterling Bancorp..................................................  31,081    298,067
   #Stewart Information Services Corp.................................  19,146    326,822
  #*Stifel Financial Corp.............................................  26,594    800,479
   *Stratus Properties, Inc...........................................   6,580     54,943
  #*Suffolk Bancorp...................................................   7,941    103,233
    Summit State Bank.................................................   1,156      7,283
   *Sun Bancorp, Inc..................................................  32,827     96,511
    SunTrust Banks, Inc...............................................  70,003  1,655,571
    Susquehanna Bancshares, Inc....................................... 195,900  2,088,292
   *Sussex Bancorp....................................................   1,590      7,791
   *SVB Financial Group...............................................  21,341  1,233,723
   *SWS Group, Inc....................................................  23,777    136,242
    Symetra Financial Corp............................................  28,431    330,653
   #Synovus Financial Corp............................................ 622,438  1,182,632
   #T. Rowe Price Group, Inc..........................................   3,600    218,700
  #*Taylor Capital Group, Inc.........................................  20,690    361,040
   #TCF Financial Corp................................................  81,340    840,242
    TD Ameritrade Holding Corp........................................  12,649    201,372
    Teche Holding Co..................................................   1,486     56,750
   *Tejon Ranch Co....................................................  14,202    369,110
    Territorial Bancorp, Inc..........................................  12,058    283,363
   #Teton Advisors, Inc. Class A......................................      39        503
  #*Texas Capital Bancshares, Inc.....................................  31,625  1,362,721

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    TF Financial Corp.................................................   2,289 $    53,379
  #*TFS Financial Corp................................................  40,111     377,445
    Thomas Properties Group, Inc......................................  53,749     270,895
   *TIB Financial Corp................................................     212       2,319
  o*TierOne Corp......................................................   4,800          --
   *Timberland Bancorp, Inc...........................................   3,941      20,414
   #Tompkins Financial Corp...........................................  12,269     481,681
   #Torchmark Corp....................................................  49,305   2,452,924
   *Tower Financial Corp..............................................   1,403      16,696
    Tower Group, Inc..................................................  39,800     741,872
   #TowneBank.........................................................  25,265     361,290
   #Travelers Cos., Inc. (The)........................................  53,226   3,334,609
   *Tree.com, Inc.....................................................  10,503     135,699
    TriCo Bancshares..................................................  15,107     230,382
    TrustCo Bank Corp.................................................  96,745     533,065
   #Trustmark Corp....................................................  63,356   1,531,948
   #U.S. Bancorp...................................................... 100,635   3,371,272
   #UMB Financial Corp................................................  37,793   1,816,332
    Umpqua Holdings Corp.............................................. 128,692   1,606,076
    Union Bankshares, Inc.............................................   2,000      38,620
    Union First Market Bankshares Corp................................  22,511     343,743
   *United Bancshares, Inc. (909458101)...............................   2,040      18,646
   #United Bancshares, Inc. (909907107)...............................  47,011   1,095,356
    United Community Bancorp..........................................   1,512       9,117
   *United Community Banks, Inc.......................................  14,498      98,731
   *United Community Financial Corp...................................   7,148      19,014
    United Financial Bancorp, Inc.....................................  17,480     249,090
    United Fire Group, Inc............................................  29,011     568,616
   *United Security Bancshares, Inc. (911459105)......................     600       3,255
   *United Security Bancshares, Inc. (911460103)......................  10,057      24,437
   *Unity Bancorp, Inc................................................   5,781      34,513
    Universal Insurance Holdings, Inc.................................  43,221     138,307
    Univest Corp. of Pennsylvania.....................................  17,118     272,347
    Unum Group........................................................ 152,511   2,880,933
    Validus Holdings, Ltd.............................................  92,715   3,016,019
   #Valley National Bancorp...........................................  65,321     607,485
    ViewPoint Financial Group, Inc....................................  40,834     718,883
   *Virginia Commerce Bancorp, Inc....................................  29,169     235,394
   *Virtus Investment Partners, Inc...................................     595      49,813
    VIST Financial Corp...............................................   4,524      55,329
   #VSB Bancorp, Inc..................................................     170       1,809
   #Waddell & Reed Financial, Inc.....................................   5,916     172,096
    Washington Banking Co.............................................  16,508     230,782
    Washington Federal, Inc........................................... 107,667   1,715,135
    Washington Trust Bancorp, Inc.....................................  16,383     406,626
   *Waterstone Financial, Inc.........................................  24,001      79,923
    Wayne Savings Bancshares, Inc.....................................   1,684      14,297
   #Webster Financial Corp............................................  84,048   1,724,665
    Wells Fargo & Co.................................................. 351,390  11,880,496
    WesBanco, Inc.....................................................  29,194     604,608
    West Bancorporation, Inc..........................................  17,389     176,324
   *West Coast Bancorp................................................  16,237     322,954
   #Westamerica Bancorporation........................................   7,686     353,556
   *Western Alliance Bancorp..........................................  72,613     669,492
    Westfield Financial, Inc..........................................  28,843     215,169
    Westwood Holdings Group, Inc......................................   2,463      91,747
    White River Capital, Inc..........................................   2,804      62,950
   *Wilshire Bancorp, Inc.............................................  28,648     181,628
   #Wintrust Financial Corp...........................................  36,635   1,344,871
  #*World Acceptance Corp.............................................  13,047     929,860
   #WR Berkley Corp...................................................  69,300   2,538,459

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
   *WSB Holdings, Inc.................................................   4,002 $     11,006
    WSFS Financial Corp...............................................   2,696      111,695
    WVS Financial Corp................................................   1,627       13,081
    XL Group P.L.C.................................................... 162,997    3,365,888
   *Yadkin Valley Financial Corp......................................  11,030       30,774
    Zions Bancorporation.............................................. 166,601    3,032,138
   *ZipRealty, Inc....................................................  17,864       23,402
                                                                               ------------
Total Financials......................................................          441,665,214
                                                                               ------------
Health Care -- (7.4%)
   *Abaxis, Inc.......................................................   4,015      143,295
  #*ABIOMED, Inc......................................................  29,363      662,136
  #*Acadia Healthcare Co., Inc........................................   3,172       51,196
   *ACADIA Pharmaceuticals, Inc.......................................   5,108        8,224
   *Accelr8 Technology Corp...........................................   2,200        7,040
   *Accuray, Inc......................................................  67,370      425,105
  #*Achillion Pharmaceuticals, Inc....................................   1,046        6,925
   *Acorda Therapeutics, Inc..........................................   5,400      129,978
   *Adcare Health Systems, Inc........................................   5,417       20,260
   *Addus HomeCare Corp...............................................   8,843       38,909
   *ADVENTRX Pharmaceuticals, Inc.....................................  19,471       12,364
    Aetna, Inc........................................................  38,015    1,370,821
  #*Affymax, Inc......................................................  36,132      586,422
   *Affymetrix, Inc...................................................  79,227      331,961
    Agilent Technologies, Inc.........................................  15,200      582,008
  #*Air Methods Corp..................................................  11,532    1,257,334
  #*Akorn, Inc........................................................  21,211      289,954
   *Albany Molecular Research, Inc....................................  35,314       99,939
   *Alere, Inc........................................................  82,627    1,559,171
  #*Alexion Pharmaceuticals, Inc......................................  10,000    1,048,500
   *Alexza Pharmaceuticals, Inc.......................................     379        1,194
  #*Align Technology, Inc.............................................  17,155      582,584
   *Alkermes P.L.C....................................................  41,898      778,884
   *Alliance HealthCare Services, Inc.................................  27,009       21,877
   *Allied Healthcare Products, Inc...................................   4,920       13,948
   *Allos Therapeutics, Inc...........................................  21,200       37,524
   *Allscripts Healthcare Solutions, Inc..............................  24,959      229,623
   *Almost Family, Inc................................................   9,322      205,177
  #*Alnylam Pharmaceuticals, Inc......................................  24,200      452,298
   *Alphatec Holdings, Inc............................................  91,449      160,950
   *AMAG Pharmaceuticals, Inc.........................................  13,908      215,296
   *Amedisys, Inc.....................................................  28,901      352,303
   *American Shared Hospital Services.................................     900        2,745
   *AMERIGROUP Corp...................................................  14,200    1,276,296
    AmerisourceBergen Corp............................................  16,800      666,960
    Amgen, Inc........................................................  26,155    2,160,403
  #*Amicus Therapeutics, Inc..........................................   4,203       20,721
   *AMN Healthcare Services, Inc......................................  42,340      247,266
   *Amsurg Corp.......................................................  34,540    1,020,312
    Analogic Corp.....................................................  11,775      753,836
   *AngioDynamics, Inc................................................  28,106      309,447
   *Anika Therapeutics, Inc...........................................  15,395      187,049
   *ARCA Biopharma, Inc...............................................   4,610        2,213
  #*Arena Pharmaceuticals, Inc........................................  52,600      439,736
  #*Ariad Pharmaceuticals, Inc........................................ 111,200    2,127,256
   *Arqule, Inc.......................................................  22,984      139,053
   *Array BioPharma, Inc..............................................  13,395       68,850
    Arrhythmia Research Technology, Inc...............................   1,153        3,424
   *ArthroCare Corp...................................................   9,467      280,034
    Assisted Living Concepts, Inc. Class A............................  22,420      314,104
   *Astex Pharmaceuticals, Inc........................................  58,146      144,202

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *AtriCure, Inc.....................................................   5,302 $   44,378
    Atrion Corp.......................................................   1,710    352,260
   *Authentidate Holding Corp.........................................   4,472      3,309
  #*AVEO Pharmaceuticals, Inc.........................................   2,329     30,510
   #Bard (C.R.), Inc..................................................   4,262    414,522
   *Bioanalytical Systems, Inc........................................   1,915      1,982
   *BioClinica, Inc...................................................  14,837     77,152
  #*BioCryst Pharmaceuticals, Inc.....................................  22,476     99,793
   *Biodel, Inc.......................................................   4,308     12,752
   *Biogen Idec, Inc..................................................   6,870  1,001,852
  #*BioMarin Pharmaceutical, Inc......................................   7,300    286,817
   *BioMimetic Therapeutics, Inc......................................   6,821     23,191
   *Bio-Rad Laboratories, Inc. Class A................................  10,635  1,023,193
   *Bio-Rad Laboratories, Inc. Class B................................   1,277    124,112
  #*Bio-Reference Labs, Inc...........................................  10,468    259,083
   *BioScrip, Inc.....................................................  59,276    376,995
  #*BioSpecifics Technologies Corp....................................   1,342     24,250
   *Boston Scientific Corp............................................ 767,057  3,965,685
  #*Bovie Medical Corp................................................  13,510     31,208
    Bristol-Myers Squibb Co...........................................  49,289  1,754,688
   *Brookdale Senior Living, Inc......................................  50,523    831,609
   *Bruker Corp.......................................................  13,400    158,388
  #*BSD Medical Corp..................................................   4,900      5,782
   *Cambrex Corp......................................................  32,247    297,640
    Cantel Medical Corp...............................................  25,807    674,079
   *Capital Senior Living Corp........................................  30,675    344,787
   *Capstone Therapeutics Corp........................................   2,900        467
   #Cardinal Health, Inc..............................................  11,763    506,868
   *CardioNet, Inc....................................................  20,355     39,692
   *CareFusion Corp................................................... 117,044  2,857,044
   *CAS Medical Systems, Inc..........................................     415        693
   *Catamaran Corp....................................................   4,129    348,921
  #*Celldex Therapeutics, Inc.........................................  41,862    216,427
  #*Celsion Corp......................................................   1,900      6,289
  #*Centene Corp......................................................  38,472  1,463,475
  #*Cepheid, Inc......................................................   4,496    144,052
  #*Cerner Corp.......................................................   4,000    295,680
   *Charles River Laboratories International, Inc.....................  15,198    517,188
   #Chemed Corp.......................................................  12,392    777,846
   *Chindex International, Inc........................................   5,552     58,018
    Cigna Corp........................................................  17,253    694,951
   *Codexis, Inc......................................................  11,100     34,188
   *CombiMatrix Corp..................................................   5,505      3,925
   *Community Health Systems, Inc.....................................  84,586  2,081,661
    Computer Programs & Systems, Inc..................................   2,708    134,046
   *Conceptus, Inc....................................................  30,237    561,803
    CONMED Corp.......................................................  29,451    808,135
   *Conmed Healthcare Management, Inc.................................   3,548     13,908
    Cooper Cos., Inc. (The)...........................................  34,627  2,606,028
   *Cornerstone Therapeutics, Inc.....................................   1,700     13,090
   *Corvel Corp.......................................................   5,484    253,032
  #*Covance, Inc......................................................   7,051    330,974
   #Coventry Health Care, Inc.........................................  76,051  2,534,780
    Covidien P.L.C....................................................  15,563    869,660
   *Cross Country Healthcare, Inc.....................................  28,279    128,952
   *CryoLife, Inc.....................................................  29,023    161,368
  #*Cubist Pharmaceuticals, Inc.......................................  27,133  1,168,347
   *Cumberland Pharmaceuticals, Inc...................................  20,840    127,124
   *Cutera, Inc.......................................................  15,217    104,084
   *Cyberonics, Inc...................................................   6,029    261,056
   *Cynosure, Inc. Class A............................................  10,276    257,311

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Cytokinetics, Inc.................................................  54,657 $   37,932
  #*Cytori Therapeutics, Inc..........................................   1,430      3,747
   *DaVita, Inc.......................................................   7,338    722,206
    Daxor Corp........................................................   4,092     36,685
   #DENTSPLY International, Inc.......................................  10,234    371,904
   *Depomed, Inc......................................................  33,553    185,213
   *Digirad Corp......................................................  16,700     33,400
   *Durect Corp.......................................................  23,066     24,450
   *DUSA Pharmaceuticals, Inc.........................................   8,762     47,928
   *Dyax Corp.........................................................  30,347     80,420
   *Dynacq Healthcare, Inc............................................   2,433      1,494
   *Edwards Lifesciences Corp.........................................   7,400    748,880
   *Emergent Biosolutions, Inc........................................  31,442    459,368
   *Emeritus Corp.....................................................  25,114    425,682
   *Encision, Inc.....................................................     800        796
   *Endo Health Solutions, Inc........................................  24,327    723,242
  #*Endocyte, Inc.....................................................   6,791     52,223
   *Endologix, Inc....................................................  16,579    194,803
    Ensign Group, Inc. (The)..........................................  21,332    598,363
   *Entremed, Inc.....................................................      63        124
   *Enzo Biochem, Inc.................................................  39,085     58,628
   *Enzon Pharmaceuticals, Inc........................................  52,724    349,560
   *Epocrates, Inc....................................................     383      2,888
   *Exact Sciences Corp...............................................   3,900     39,975
   *Exactech, Inc.....................................................  13,382    221,472
   *ExamWorks Group, Inc..............................................   4,590     59,900
   *Express Scripts Holding Co........................................   9,720    563,177
   *Five Star Quality Care, Inc.......................................  49,442    176,508
   *Forest Laboratories, Inc..........................................   9,100    305,305
   *Furiex Pharmaceuticals, Inc.......................................   9,611    184,723
  #*Genomic Health, Inc...............................................   5,751    193,061
  #*Gen-Probe, Inc....................................................   4,037    333,820
   *Gentiva Health Services, Inc......................................  33,864    225,534
  #*Geron Corp........................................................  29,750     51,170
   *Greatbatch, Inc...................................................  25,442    580,841
  #*GTx, Inc..........................................................  14,515     51,093
   *Haemonetics Corp..................................................  14,694  1,056,646
   *Hanger, Inc.......................................................  31,646    815,517
   *Harvard Bioscience, Inc...........................................  35,325    130,702
  #*Health Net, Inc...................................................  53,129  1,169,901
  #*HealthSouth Corp..................................................  17,216    385,638
   *HealthStream, Inc.................................................  17,632    492,638
   *Healthways, Inc...................................................  36,848    413,066
   *Hemispherx Biopharma, Inc.........................................   3,300      1,155
  #*Henry Schein, Inc.................................................   8,644    646,658
    Hill-Rom Holdings, Inc............................................  15,830    413,954
   *Hi-Tech Pharmacal Co., Inc........................................  10,971    376,964
  #*HMS Holdings Corp.................................................  15,600    536,796
  #*Hologic, Inc...................................................... 138,874  2,571,946
   *Hooper Holmes, Inc................................................   6,931      4,512
  #*Hospira, Inc......................................................  11,600    403,100
   #Humana, Inc.......................................................  11,673    719,057
   *ICU Medical, Inc..................................................  13,600    725,288
  #*Idenix Pharmaceuticals, Inc.......................................  12,890    130,576
   *Idera Pharmaceuticals, Inc........................................  20,811     21,227
  #*IDEXX Laboratories, Inc...........................................     400     35,268
   *Illumina, Inc.....................................................   9,020    374,059
  #*Immunomedics, Inc.................................................  19,800     68,508
   *Impax Laboratories, Inc...........................................  40,496    899,821
  #*Incyte Corp.......................................................   8,536    213,315
  #*Infinity Pharmaceuticals, Inc.....................................  22,704    396,412

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Integra LifeSciences Holdings Corp................................  17,344 $  667,050
   *IntegraMed America, Inc...........................................  13,373    186,286
  #*Intuitive Surgical, Inc...........................................   1,500    722,250
    Invacare Corp.....................................................  31,552    444,568
   *IPC The Hospitalist Co............................................   5,478    235,554
   *Iridex Corp.......................................................   2,905      9,703
   *IRIS International, Inc...........................................  17,774    184,672
   *IsoRay, Inc.......................................................   7,600      7,904
   *Jazz Pharmaceuticals P.L.C........................................   4,993    240,014
   *Johnson & Johnson.................................................  26,109  1,807,265
    Kewaunee Scientific Corp..........................................   2,037     24,118
   *Kindred Healthcare, Inc...........................................  51,176    484,637
  #*K-V Pharmaceutical Co. Class A....................................  31,749     10,636
   *K-V Pharmaceutical Co. Class B....................................   3,668      2,072
  #*Laboratory Corp. of America Holdings..............................   4,480    376,723
    Landauer, Inc.....................................................   2,932    167,007
   *Lannet Co., Inc...................................................  29,173    137,988
   *LCA-Vision, Inc...................................................  14,533     51,301
    LeMaitre Vascular, Inc............................................  15,418     97,133
  #*Lexicon Pharmaceuticals, Inc......................................  99,460    240,693
   *LHC Group, Inc....................................................  19,752    353,363
  #*Life Technologies Corp............................................  24,787  1,087,654
  #*LifePoint Hospitals, Inc..........................................  53,281  2,031,072
   *Ligand Pharmaceuticals, Inc. Class B..............................     915     17,705
  #*Lincare Holdings, Inc.............................................  24,550  1,016,370
   *Luminex Corp......................................................   8,014    137,280
   *Magellan Health Services, Inc.....................................  27,238  1,312,872
   *Maxygen, Inc......................................................  41,232    248,629
   #McKesson Corp.....................................................   8,300    753,059
   *MedAssets, Inc....................................................  51,105    674,075
   *MedCath Corp......................................................  19,024    146,865
   *Medical Action Industries, Inc....................................  17,432     60,663
   *Medicines Co. (The)...............................................  39,914    999,447
  #*MediciNova, Inc...................................................   5,909      9,750
   #Medicis Pharmaceutical Corp. Class A..............................  21,301    701,229
   *Medidata Solutions, Inc...........................................   5,030    178,112
  #*Medivation, Inc...................................................     303     30,209
  #*MEDNAX, Inc.......................................................  11,030    729,414
   *Medtox Scientific, Inc............................................   8,396    226,692
    Medtronic, Inc....................................................  34,975  1,378,714
    Merck & Co., Inc.................................................. 149,737  6,613,883
   *Merge Healthcare, Inc.............................................  11,160     33,034
   *Merit Medical Systems, Inc........................................  38,652    522,189
   *Metabolix, Inc....................................................   1,126      2,083
   *Metropolitan Health Networks, Inc.................................  39,383    331,999
   *Misonix, Inc......................................................   2,130      5,155
   *MModal, Inc.......................................................  27,252    390,249
   *Molina Healthcare, Inc............................................  45,700  1,115,537
   *Momenta Pharmaceuticals, Inc......................................  20,226    287,614
   *MWI Veterinary Supply, Inc........................................   4,880    444,519
   *Mylan, Inc........................................................  11,240    258,857
   *Myrexis, Inc......................................................  23,608     60,200
  #*Myriad Genetics, Inc..............................................  11,511    286,048
   *Nabi Biopharmaceuticals...........................................  37,381     60,557
  #*Nanosphere, Inc...................................................  19,664     58,599
    National Healthcare Corp..........................................  14,015    612,035
    National Research Corp............................................   4,858    244,455
   *Natus Medical, Inc................................................  32,869    406,261
   *Neogen Corp.......................................................   8,239    316,954
   *Neurocrine Biosciences, Inc.......................................  12,583     95,631
  #*Novavax, Inc......................................................  26,589     59,293

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *NuPathe, Inc......................................................     929 $     3,614
   *NuVasive, Inc.....................................................  36,663     765,890
   *Obagi Medical Products, Inc.......................................  12,043     184,740
   #Omnicare, Inc..................................................... 109,511   3,439,741
   *Omnicell, Inc.....................................................  36,339     474,224
  #*OncoGenex Pharmaceutical, Inc.....................................     350       4,886
  #*Onyx Pharmaceuticals, Inc.........................................   6,700     502,299
   *OraSure Technologies, Inc.........................................  51,704     548,579
   *Orexigen Therapeutics, Inc........................................  38,724     190,909
   *Orthofix International N.V........................................  11,146     457,097
  #*Osiris Therapeutics, Inc..........................................   4,893      42,667
   #Owens & Minor, Inc................................................  39,382   1,110,966
   *Pain Therapeutics, Inc............................................  34,082     125,422
   *Palomar Medical Technologies, Inc.................................  18,816     150,716
   *Par Pharmaceutical Cos., Inc......................................  35,904   1,793,764
   *PAREXEL International Corp........................................  35,821     985,794
   #Patterson Cos., Inc...............................................  10,176     347,002
   *PDI, Inc..........................................................  16,959     121,766
   #PDL BioPharma, Inc................................................  34,563     234,683
    PerkinElmer, Inc..................................................  80,822   2,065,002
  #*Pernix Therapeutics Holdings, Inc.................................   3,213      24,483
   #Perrigo Co........................................................   5,287     602,824
    Pfizer, Inc....................................................... 563,286  13,541,395
   *PharMerica Corp...................................................  26,721     274,959
  #*PhotoMedex, Inc...................................................     894      12,418
   *Pozen, Inc........................................................  29,293     184,839
   *Progenics Pharmaceuticals, Inc....................................  26,897     140,133
   *ProPhase Labs, Inc................................................   6,052       7,444
   *Providence Service Corp. (The)....................................  14,336     184,934
   *pSivida Corp......................................................  13,195      36,418
   *PSS World Medical, Inc............................................  19,037     397,683
    Quality Systems, Inc..............................................   4,390      70,942
   #Quest Diagnostics, Inc............................................  11,000     642,730
  #*Questcor Pharmaceuticals, Inc.....................................   7,700     283,899
  #*Quidel Corp.......................................................  28,528     447,034
   *RadNet, Inc.......................................................  10,874      25,445
  #*Regeneron Pharmaceuticals, Inc....................................   6,200     834,830
   *Repligen Corp.....................................................  30,484     122,546
   *Repros Therapeutics, Inc..........................................     186       1,691
  #*ResMed, Inc.......................................................   9,600     302,976
   *Rigel Pharmaceuticals, Inc........................................  51,105     559,089
  #*Rochester Medical Corp............................................  12,087     120,628
  #*Rockwell Medical, Inc.............................................   4,791      43,215
   *RTI Biologics, Inc................................................  57,264     203,860
  #*Salix Pharmaceuticals, Ltd........................................   3,676     164,758
  #*Sangamo Biosciences, Inc..........................................  22,327     117,440
   *Santarus, Inc.....................................................  24,354     177,054
  #*SciClone Pharmaceuticals, Inc.....................................  60,600     348,450
  #*Seattle Genetics, Inc.............................................   7,900     206,664
  #*Select Medical Holdings Corp...................................... 122,988   1,309,822
    Simulations Plus, Inc.............................................   1,800       7,542
   *Sirona Dental Systems, Inc........................................  15,186     656,491
   *Skilled Healthcare Group, Inc. Class A............................  19,937     108,258
   *Solta Medical, Inc................................................  61,883     202,357
    Span-American Medical System, Inc.................................   3,229      54,893
   *Spectranetics Corp................................................  25,926     305,927
  #*Spectrum Pharmaceuticals, Inc.....................................  26,500     370,735
    St. Jude Medical, Inc.............................................  13,900     519,304
   *Staar Surgical Co.................................................  12,085      62,117
  #*StemCells, Inc....................................................   1,150       2,058
  #*Stereotaxis, Inc..................................................   1,337       2,473

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
    STERIS Corp.......................................................  27,809 $    837,885
   *Strategic Diagnostics, Inc........................................  12,404       16,497
   #Stryker Corp......................................................   8,562      445,481
   *Sucampo Pharmaceuticals, Inc. Class A.............................  13,917       56,225
   *Sun Healthcare Group, Inc.........................................  18,985      158,715
   *SunLink Health Systems, Inc.......................................   1,702        1,906
  #*Sunrise Senior Living, Inc........................................  34,907      233,179
   *SurModics, Inc....................................................  18,631      296,978
   *Symmetry Medical, Inc.............................................  36,740      284,735
  #*Synageva BioPharma Corp...........................................   3,718      186,123
  #*Synta Pharmaceuticals Corp........................................   3,991       29,334
   *Targacept, Inc....................................................   1,995        8,618
   *Team Health Holdings, Inc.........................................  13,423      358,394
   #Techne Corp.......................................................   3,336      230,451
    Teleflex, Inc.....................................................  37,788    2,408,607
   *Tenet Healthcare Corp............................................. 127,117      587,281
   *Theragenics Corp..................................................  14,207       26,141
  #*Theravance, Inc...................................................   1,374       40,025
    Thermo Fisher Scientific, Inc.....................................  56,727    3,157,992
   *Thoratec Corp.....................................................  14,300      490,633
   *Tornier NV........................................................      78        1,702
   *TranS1, Inc.......................................................  19,129       47,822
  #*Transcept Pharmaceuticals, Inc....................................  14,106       85,906
   *Triple-S Management Corp. Class B.................................  20,128      366,732
    U.S. Physical Therapy, Inc........................................  10,908      280,008
   *United Therapeutics Corp..........................................   5,700      312,246
    UnitedHealth Group, Inc...........................................  42,737    2,183,433
   *Universal American Corp...........................................  85,880      769,485
    Universal Health Services, Inc. Class B...........................  12,318      481,387
   *Urologix, Inc.....................................................   3,584        3,369
    Utah Medical Products, Inc........................................   3,589      121,524
   *Vascular Solutions, Inc...........................................  15,185      202,568
  #*VCA Antech, Inc...................................................  66,316    1,206,951
  #*Vical, Inc........................................................  21,425       74,130
   *ViroPharma, Inc...................................................  71,930    1,561,600
   *Watson Pharmaceuticals, Inc.......................................  11,200      871,696
   *WellCare Health Plans, Inc........................................  35,383    2,293,526
   #WellPoint, Inc....................................................  47,100    2,509,959
    West Pharmaceutical Services, Inc.................................  22,333    1,111,737
   *Wizzard Software Corp.............................................   1,222        4,277
   *Wright Medical Group, Inc.........................................  38,001      708,339
  #*XenoPort, Inc.....................................................  28,231      222,460
    Young Innovations, Inc............................................   8,251      297,779
   *Zalicus, Inc......................................................  11,731       12,435
    Zimmer Holdings, Inc..............................................  12,595      742,223
                                                                               ------------
Total Health Care.....................................................          169,554,359
                                                                               ------------
Industrials -- (11.8%)
    A.O. Smith Corp...................................................  20,294    1,002,929
   *A.T. Cross Co. Class A............................................   8,242       79,370
  #*A123 Systems, Inc.................................................  34,175       15,037
   #AAON, Inc.........................................................  15,111      276,078
    AAR Corp..........................................................  44,341      630,086
    ABM Industries, Inc...............................................  51,661      960,895
   *Acacia Research Corp..............................................  13,822      391,301
  #*ACCO Brands Corp..................................................  63,360      536,659
   *Accuride Corp.....................................................  24,116      125,162
    Aceto Corp........................................................  29,376      257,921
   #Acorn Energy, Inc.................................................  16,783      145,676
   *Active Power, Inc.................................................   4,800        4,032
    Actuant Corp. Class A.............................................  63,614    1,810,454

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #Acuity Brands, Inc................................................   8,629 $  499,964
   *Adept Technology, Inc.............................................  10,771     42,438
  #*Advisory Board Co. (The)..........................................  12,196    548,698
   *AECOM Technology Corp............................................. 110,026  1,783,521
   *Aegion Corp.......................................................  39,711    690,971
   *AeroCentury Corp..................................................   1,149     12,639
   *Aerosonic Corp....................................................     970      3,589
   *Aerovironment, Inc................................................  17,356    405,436
   *AGCO Corp.........................................................  24,204  1,061,103
   *Air Transport Services Group, Inc.................................  65,328    315,534
    Aircastle, Ltd....................................................  69,572    823,037
    Alamo Group, Inc..................................................  12,741    364,775
   *Alaska Air Group, Inc.............................................  48,307  1,683,499
    Albany International Corp. Class A................................  27,006    483,407
  #*Allegiant Travel Co...............................................  11,361    807,313
    Alliant Techsystems, Inc..........................................  10,501    486,406
  o*Allied Defense Group, Inc. (The)..................................   6,064     32,442
    Allied Motion Technologies, Inc...................................   7,832     45,817
    Altra Holdings, Inc...............................................  27,227    449,790
    Amerco, Inc.......................................................  19,915  1,860,061
   *Ameresco, Inc. Class A............................................  11,757    142,965
   *American Railcar Industries, Inc..................................  23,316    709,506
   *American Reprographics Co.........................................  44,613    194,959
    American Science & Engineering, Inc...............................   5,381    306,932
  #*American Superconductor Corp......................................  11,592     43,006
   *American Woodmark Corp............................................  14,123    235,430
   #AMETEK, Inc.......................................................  14,445    447,795
    Ampco-Pittsburgh Corp.............................................  10,468    164,452
   *AMREP Corp........................................................   5,440     33,048
    Apogee Enterprises, Inc...........................................  30,486    493,568
    Applied Industrial Technologies, Inc..............................  36,527  1,357,343
    Argan, Inc........................................................  12,185    192,645
    Arkansas Best Corp................................................  27,392    374,996
   #Armstrong World Industries, Inc...................................  29,339  1,133,952
  #*Ascent Solar Technologies, Inc....................................  31,175     32,734
   *Asset Acceptance Capital Corp.....................................  29,746    173,419
    Asta Funding, Inc.................................................  12,881    120,051
   *Astec Industries, Inc.............................................  21,879    638,867
   *Astronics Corp....................................................   5,462    164,297
   *Astronics Corp. Class B...........................................     834     24,603
   *Atlas Air Worldwide Holdings, Inc.................................  28,280  1,282,781
   *Avalon Holding Corp. Class A......................................     700      2,527
   #Avery Dennison Corp...............................................  16,643    512,438
  #*Avis Budget Group, Inc............................................ 118,265  1,699,468
    AZZ, Inc..........................................................  25,170    772,971
   *Babcock & Wilcox Co. (The)........................................   4,536    113,854
    Baltic Trading, Ltd...............................................   3,964     12,606
    Barnes Group, Inc.................................................  52,974  1,263,960
    Barrett Business Services, Inc....................................  10,851    283,428
   *BE Aerospace, Inc.................................................  17,682    693,665
  #*Beacon Roofing Supply, Inc........................................  45,369  1,202,732
   #Belden, Inc.......................................................  23,622    758,975
   *Blount International, Inc.........................................  12,197    173,441
   *BlueLinx Holdings, Inc............................................  45,562     97,958
    Brady Corp. Class A...............................................  47,254  1,253,649
   *Breeze-Eastern Corp...............................................   7,923     55,461
   #Briggs & Stratton Corp............................................  54,853    956,636
    Brink's Co. (The).................................................  24,042    557,774
   *Broadwind Energy, Inc.............................................     700        187
   *Builders FirstSource, Inc.........................................  64,030    230,508
   *CAI International, Inc............................................  21,176    437,920

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Carlisle Cos., Inc................................................  30,362 $1,532,977
    Cascade Corp......................................................  11,810    556,369
   *Casella Waste Systems, Inc. Class A...............................  26,530    133,976
  #*CBIZ, Inc.........................................................  54,187    286,649
    CDI Corp..........................................................  20,602    332,928
    CECO Environmental Corp...........................................  11,549     92,392
    Celadon Group, Inc................................................  25,084    374,504
  #*Cenveo, Inc.......................................................   5,639     10,658
    Ceradyne, Inc.....................................................  26,633    585,926
   *Champion Industries, Inc..........................................   6,476      1,668
  #*Chart Industries, Inc.............................................  23,323  1,512,730
    Chicago Rivet & Machine Co........................................     508      9,632
   #Cintas Corp.......................................................  14,003    554,939
    CIRCOR International, Inc.........................................  18,896    581,808
    CLAROC, Inc.......................................................   7,342    354,986
  #*Clean Harbors, Inc................................................   5,654    342,293
   *CNH Global NV.....................................................   5,744    218,961
    Coleman Cable, Inc................................................   6,036     52,332
  #*Colfax Corp.......................................................  16,318    472,243
   *Columbus McKinnon Corp............................................  20,871    307,012
    Comfort Systems USA, Inc..........................................  40,425    395,761
   *Command Security Corp.............................................   5,329      5,809
   *Commercial Vehicle Group, Inc.....................................   6,362     49,051
  #*Competitive Technologies, Inc.....................................   3,200      3,104
    CompX International, Inc..........................................   2,522     32,382
   *Consolidated Graphics, Inc........................................  11,700    277,407
    Con-way, Inc......................................................  53,807  1,916,605
    Cooper Industries P.L.C...........................................   9,933    713,984
   *Copart, Inc.......................................................  11,279    267,989
    Corporate Executive Board Co. (The)...............................   8,386    386,846
   #Corrections Corp. of America......................................  34,970  1,086,868
    Courier Corp......................................................  16,697    185,671
    Covanta Holding Corp.............................................. 114,797  1,972,212
   *Covenant Transportation Group, Inc. Class A.......................  11,052     54,928
  #*CPI Aerostructures, Inc...........................................   6,498     73,752
   *CRA International, Inc............................................  11,485    177,903
    Crane Co..........................................................  10,086    393,354
    CSX Corp..........................................................  72,240  1,657,186
   #Cubic Corp........................................................  17,050    824,708
    Cummins, Inc......................................................   5,600    537,040
    Curtiss-Wright Corp...............................................  43,873  1,314,874
   #Danaher Corp......................................................  18,920    999,165
   #Deere & Co........................................................   6,000    460,920
   *Delta Air Lines, Inc..............................................  51,800    499,870
   #Deluxe Corp.......................................................  16,822    476,399
   *DigitalGlobe, Inc.................................................  17,917    348,844
   *Dolan Co. (The)...................................................  31,785    155,111
  #*Dollar Thrifty Automotive Group, Inc..............................  15,975  1,188,540
   #Donaldson Co., Inc................................................   2,300     78,499
    Douglas Dynamics, Inc.............................................  21,705    290,196
    Dover Corp........................................................  12,776    695,909
   *Ducommun, Inc.....................................................  11,679    115,155
   #Dun & Bradstreet Corp. (The)......................................   4,626    370,959
   *DXP Enterprises, Inc..............................................  12,720    562,224
   *Dycom Industries, Inc.............................................  34,488    600,781
    Dynamic Materials Corp............................................  14,706    245,737
  #*Eagle Bulk Shipping, Inc..........................................  14,547     42,186
    Eastern Co. (The).................................................   5,585     99,692
   #Eaton Corp........................................................  21,906    960,359
  #*Echo Global Logistics, Inc........................................   9,607    173,310
    Ecology & Environment, Inc. Class A...............................   2,769     33,366

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    EMCOR Group, Inc..................................................  62,324 $ 1,640,991
   *Encore Capital Group, Inc.........................................  23,201     649,628
    Encore Wire Corp..................................................  22,353     612,472
  #*Energy Recovery, Inc..............................................  20,177      45,398
   *EnergySolutions, Inc..............................................  87,567     145,361
   *EnerNOC, Inc......................................................      74         469
   *EnerSys...........................................................  46,160   1,576,364
  #*Engility Holdings, Inc............................................   8,511     124,256
    Ennis, Inc........................................................  35,570     510,074
   *EnPro Industries, Inc.............................................  21,572     743,587
    EnviroStar, Inc...................................................   1,100       1,474
   #Equifax, Inc......................................................  11,845     554,820
    ESCO Technologies, Inc............................................  26,275     946,163
    Espey Manufacturing & Electronics Corp............................   3,027      86,391
   *Esterline Technologies Corp.......................................  30,551   1,793,955
   *Excel Maritime Carriers, Ltd......................................  60,527      26,027
    Exelis, Inc.......................................................  49,862     468,703
    Expeditors International of Washington, Inc.......................   2,600      92,482
   *Exponent, Inc.....................................................  10,060     520,001
   *Federal Signal Corp...............................................  62,588     354,874
    FedEx Corp........................................................  21,280   1,921,584
   *Flow International Corp...........................................  44,547     142,550
   #Flowserve Corp....................................................   3,400     407,932
    Fluor Corp........................................................   8,135     403,333
   *Fortune Brands Home & Security, Inc...............................  32,275     713,923
    Forward Air Corp..................................................   7,700     257,642
   *Franklin Covey Co.................................................  20,197     210,251
   #Franklin Electric Co., Inc........................................  17,772   1,002,519
    FreightCar America, Inc...........................................  13,112     266,698
   *Frozen Food Express Industries....................................  13,412      20,386
  #*FTI Consulting, Inc...............................................  40,056   1,022,630
   *Fuel Tech, Inc....................................................  26,879     140,712
  #*FuelCell Energy, Inc..............................................   6,017       6,258
   *Furmanite Corp....................................................  32,641     146,232
    G & K Services, Inc. Class A......................................  20,819     656,007
   #Gardner Denver, Inc...............................................  12,374     705,071
    GATX Corp.........................................................  50,400   2,120,328
  #*Genco Shipping & Trading, Ltd.....................................  39,743      85,845
   *Gencor Industries, Inc............................................   4,926      37,585
   *GenCorp, Inc......................................................  18,966     160,263
  #*Generac Holdings, Inc.............................................   6,138     140,069
   *General Cable Corp................................................  54,839   1,432,943
    General Dynamics Corp.............................................  21,357   1,354,888
    General Electric Co............................................... 826,374  17,147,260
  #*Genesee & Wyoming, Inc. Class A...................................  19,426   1,205,578
   *Geo Group, Inc. (The).............................................  70,199   1,623,001
   *GeoEye, Inc.......................................................  20,235     514,576
   *Gibraltar Industries, Inc.........................................  33,327     317,273
    Global Power Equipment Group, Inc.................................  15,083     309,956
    Gorman-Rupp Co. (The).............................................  13,753     381,783
   *GP Strategies Corp................................................  18,640     318,930
    Graco, Inc........................................................   4,338     199,027
  #*GrafTech International, Ltd.......................................  27,233     284,585
    Graham Corp.......................................................   9,534     162,555
    Granite Construction, Inc.........................................  38,059     985,728
    Great Lakes Dredge & Dock Corp....................................  64,685     461,204
   *Greenbrier Cos., Inc..............................................  28,244     460,377
    Griffon Corp......................................................  66,874     587,822
   *H&E Equipment Services, Inc.......................................  36,076     509,393
    Hardinge, Inc.....................................................  12,424     113,307
  #*Harsco Corp.......................................................  64,386   1,368,202

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Hawaiian Holdings, Inc............................................  57,468 $  366,071
   #Healthcare Services Group, Inc....................................  10,409    225,667
    Heartland Express, Inc............................................  24,726    343,691
   #HEICO Corp........................................................   9,422    336,271
    HEICO Corp. Class A...............................................  20,756    611,887
    Heidrick & Struggles International, Inc...........................  19,217    257,123
  #*Heritage-Crystal Clean, Inc.......................................   2,429     42,459
   #Herman Miller, Inc................................................  11,372    208,108
  #*Hertz Global Holdings, Inc........................................  61,491    692,389
  #*Hexcel Corp.......................................................  22,061    513,801
   *Hill International, Inc...........................................  40,646    158,113
    HNI Corp..........................................................  22,562    599,472
    Honeywell International, Inc......................................   1,900    110,295
    Houston Wire & Cable Co...........................................  16,835    192,761
   *Hub Group, Inc. Class A...........................................  22,675    674,581
   #Hubbell, Inc. Class A.............................................   1,952    152,978
    Hubbell, Inc. Class B.............................................   8,716    717,152
   *Hudson Global, Inc................................................  34,265    155,906
  #*Huntington Ingalls Industries, Inc................................  14,948    582,823
   *Hurco Cos., Inc...................................................   6,280    128,112
   *Huron Consulting Group, Inc.......................................  19,115    643,793
   *ICF International, Inc............................................  21,709    533,390
   #IDEX Corp.........................................................  20,283    773,796
  #*IHS, Inc..........................................................   4,370    481,880
   *II-VI, Inc........................................................  37,904    661,046
   #Illinois Tool Works, Inc..........................................  11,417    620,400
    Ingersoll-Rand P.L.C..............................................  22,300    945,743
  #*InnerWorkings, Inc................................................  41,865    501,961
   *Innotrac Corp.....................................................   2,916      4,607
   *Innovative Solutions & Support, Inc...............................  16,826     57,208
    Insperity, Inc....................................................  15,017    394,046
    Insteel Industries, Inc...........................................  19,007    189,310
   *Integrated Electrical Services, Inc...............................  12,442     35,709
   *Interface, Inc....................................................  26,004    344,813
   *Interline Brands, Inc.............................................  34,755    882,082
    International Shipholding Corp....................................   1,100     20,328
    Intersections, Inc................................................  17,107    243,604
   #Iron Mountain, Inc................................................  17,586    566,445
   #ITT Corp..........................................................  34,437    645,349
   #J.B. Hunt Transport Services, Inc.................................   6,000    330,120
  #*Jacobs Engineering Group, Inc.....................................  12,712    490,302
  #*JetBlue Airways Corp.............................................. 326,826  1,800,811
    John Bean Technologies Corp.......................................  16,543    242,355
   #Joy Global, Inc...................................................   1,087     56,459
   *Kadant, Inc.......................................................   1,953     40,447
    Kaman Corp........................................................  18,841    613,840
   #Kansas City Southern..............................................  14,629  1,064,991
  #*KAR Auction Services, Inc.........................................  31,720    507,837
    Kaydon Corp.......................................................  35,076    740,104
    KBR, Inc..........................................................   3,711     97,377
    Kelly Services, Inc. Class A......................................  42,300    501,678
    Kelly Services, Inc. Class B......................................     700      8,984
    Kennametal, Inc...................................................  22,939    846,449
   *Key Technology, Inc...............................................   5,258     47,375
   *Kforce, Inc.......................................................  37,672    435,865
    Kimball International, Inc. Class B...............................  28,407    265,605
  #*Kirby Corp........................................................  23,203  1,224,422
   #Knight Transportation, Inc........................................  51,813    794,293
    Knoll, Inc........................................................   9,371    128,289
   *Korn/Ferry International..........................................  45,992    605,255
   *Kratos Defense & Security Solutions, Inc..........................  32,244    182,179

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    KSW, Inc..........................................................   4,720 $   17,747
    L.B. Foster Co. Class A...........................................  10,781    319,010
    L.S. Starrett Co. Class A (The)...................................   6,944     81,036
   #L-3 Communications Holdings, Inc..................................  51,064  3,619,927
    Landstar System, Inc..............................................   3,029    149,663
    Lawson Products, Inc..............................................   8,745     85,001
   *Layne Christensen Co..............................................  20,836    439,640
   #Lennox International, Inc.........................................   6,621    289,139
   #Lincoln Electric Holdings, Inc....................................  19,400    773,672
   #Lindsay Corp......................................................   5,627    398,954
   *LMI Aerospace, Inc................................................  12,480    225,014
    LSI Industries, Inc...............................................  32,842    211,831
   *Luna Innovations, Inc.............................................   3,800      5,244
   *Lydall, Inc.......................................................  17,009    217,035
   *Magnetek, Inc.....................................................   1,197     18,949
   *Manitex International, Inc........................................   3,300     27,324
    Manitowoc Co., Inc. (The).........................................  58,740    704,880
   #Manpower, Inc.....................................................  38,814  1,381,002
    Marten Transport, Ltd.............................................  23,810    427,390
   #Masco Corp........................................................  60,333    725,806
  #*MasTec, Inc.......................................................  75,702  1,208,204
   *Mastech Holdings, Inc.............................................     793      4,441
  #*Matson, Inc.......................................................  39,400    967,664
    McGrath RentCorp..................................................  24,086    640,928
   *Meritor, Inc......................................................  42,906    200,800
   *Metalico, Inc.....................................................  43,586     84,557
   #Met-Pro Corp......................................................  15,806    143,044
   *MFRI, Inc.........................................................   5,730     38,993
   *Michael Baker Corp................................................   9,360    236,059
  #*Middleby Corp.....................................................   6,296    616,504
    Miller Industries, Inc............................................  13,234    217,302
    Mine Safety Appliances Co.........................................  21,994    754,834
   *Mistras Group, Inc................................................  15,075    338,886
  #*Mobile Mini, Inc..................................................  49,219    704,816
   *Moog, Inc. Class A................................................  38,104  1,386,605
   *Moog, Inc. Class B................................................   2,977    108,660
    MSC Industrial Direct Co., Inc. Class A...........................   2,891    198,698
    Mueller Industries, Inc...........................................  35,636  1,519,163
    Mueller Water Products, Inc. Class A.............................. 171,486    607,060
    Multi-Color Corp..................................................  14,863    288,937
   *MYR Group, Inc....................................................  21,144    345,070
    NACCO Industries, Inc. Class A....................................   6,974    698,446
   #National Presto Industries, Inc...................................   4,561    303,489
   *National Technical Systems, Inc...................................  10,048     67,924
   *Navigant Consulting, Inc..........................................  52,775    613,773
  #*Navistar International Corp.......................................   1,608     39,557
   *NCI Building Systems, Inc.........................................   1,411     15,182
    NL Industries, Inc................................................  44,564    525,855
   *NN, Inc...........................................................  18,861    169,749
   #Nordson Corp......................................................  10,670    546,944
    Norfolk Southern Corp.............................................  23,976  1,775,423
   #Northrop Grumman Corp.............................................  17,610  1,165,782
   *Northwest Pipe Co.................................................   9,909    241,284
  #*Ocean Power Technologies, Inc.....................................   8,120     19,488
   *Old Dominion Freight Line, Inc....................................  29,634  1,256,482
   *Omega Flex, Inc...................................................   4,638     46,334
   *On Assignment, Inc................................................  40,261    627,669
   *Orbital Sciences Corp.............................................  53,289    698,086
   *Orion Energy Systems, Inc.........................................  20,365     45,210
   *Orion Marine Group, Inc...........................................  17,500    126,525
   *Oshkosh Corp......................................................  76,569  1,724,334

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Owens Corning, Inc................................................ 115,475 $3,101,658
    P.A.M. Transportation Services, Inc...............................   8,221     76,866
   #PACCAR, Inc.......................................................   4,989    199,610
   *Pacer International, Inc..........................................  39,593    166,291
   #Pall Corp.........................................................   7,100    379,211
   #Parker Hannifin Corp..............................................   9,014    724,004
   *Park-Ohio Holdings Corp...........................................  12,584    216,067
   *Patrick Industries, Inc...........................................   4,376     50,937
   *Patriot Transportation Holding, Inc...............................   7,423    172,511
   *Pendrell Corp.....................................................   8,111      9,003
   #Pentair, Inc......................................................  49,545  2,171,557
   *PGT, Inc..........................................................  33,088     97,279
   *Pike Electric Corp................................................  34,869    298,827
   #Pitney Bowes, Inc.................................................   4,400     58,784
   *Plug Power, Inc...................................................   4,599      5,519
  #*PMFG, Inc.........................................................   6,887     55,096
  #*Polypore International, Inc.......................................  11,353    421,877
  #*Portfolio Recovery Associates, Inc................................  16,413  1,389,853
   *Powell Industries, Inc............................................  12,233    419,225
   *PowerSecure International, Inc....................................  21,567     98,561
    Precision Castparts Corp..........................................   2,600    404,456
    Preformed Line Products Co........................................   5,844    316,336
    Primoris Services Corp............................................  14,874    183,694
    Providence & Worcester Railroad Co................................   2,562     34,433
   #Quad/Graphics, Inc................................................   9,234    142,111
   *Quality Distribution, Inc.........................................  11,361    114,746
    Quanex Building Products Corp.....................................  35,430    598,767
   *Quanta Services, Inc..............................................  99,324  2,283,459
   *RailAmerica, Inc..................................................  55,681  1,527,330
   #Raven Industries, Inc.............................................  13,800    451,674
    Raytheon Co.......................................................  11,993    665,372
   *RBC Bearings, Inc.................................................  13,626    638,242
   *RCM Technologies, Inc.............................................  10,468     56,946
   *Real Goods Solar, Inc. Class A....................................   3,465      3,638
   #Regal-Beloit Corp.................................................  19,100  1,229,467
   *Republic Airways Holdings, Inc....................................  53,162    241,887
   #Republic Services, Inc............................................  61,244  1,771,789
    Resources Connection, Inc.........................................  47,834    540,046
   *Roadrunner Transportation Systems, Inc............................  28,964    506,001
    Robbins & Myers, Inc..............................................  35,927  1,646,894
   #Robert Half International, Inc....................................   1,000     27,010
   #Rockwell Automation, Inc..........................................   9,200    619,712
   #Rollins, Inc......................................................  11,475    270,580
    Roper Industries, Inc.............................................   9,010    896,044
   #RR Donnelley & Sons Co............................................  64,782    785,158
   *Rush Enterprises, Inc. Class A....................................  26,351    425,569
   *Rush Enterprises, Inc. Class B....................................   4,506     60,471
    Ryder System, Inc.................................................  66,622  2,627,572
   *Saia, Inc.........................................................  18,015    407,139
    Sauer-Danfoss, Inc................................................  14,840    537,060
    Schawk, Inc.......................................................  25,241    287,243
   *Seaboard Corp.....................................................     535  1,177,000
    SeaCube Container Leasing, Ltd....................................  12,257    215,233
    Servotronics, Inc.................................................   1,499     11,782
   *Shaw Group, Inc. (The)............................................  24,542    955,911
    SIFCO Industries, Inc.............................................   4,888     94,094
   #Simpson Manufacturing Co., Inc....................................  42,910  1,040,138
    SkyWest, Inc......................................................  76,189    533,323
   *SL Industries, Inc................................................   9,000    123,750
    SmartPros, Ltd....................................................   1,700      2,873
    Snap-on, Inc......................................................  25,034  1,696,805

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Southwest Airlines Co............................................. 417,610 $3,837,836
   *Sparton Corp......................................................  10,134     99,212
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  35,212    827,482
  #*Spirit Airlines, Inc..............................................   1,658     35,664
    SPX Corp..........................................................  17,868  1,084,945
   *Standard Parking Corp.............................................   8,824    187,157
    Standard Register Co. (The).......................................  26,210     21,230
    Standex International Corp........................................  14,134    604,653
    Stanley Black & Decker, Inc.......................................  28,315  1,893,990
   #Steelcase, Inc. Class A...........................................  80,700    691,599
  #*Stericycle, Inc...................................................   2,600    241,410
   *Sterling Construction Co., Inc....................................  16,504    163,885
    Sun Hydraulics Corp...............................................  12,252    276,650
   *Supreme Industries, Inc. Class A..................................   8,847     35,300
  #*Swift Transportation Co...........................................  18,434    153,002
   *SYKES Enterprises, Inc............................................  43,127    637,848
    Sypris Solutions, Inc.............................................  17,625    109,451
    TAL International Group, Inc......................................  32,292  1,102,772
   *Taser International, Inc..........................................  53,936    291,794
   *Team, Inc.........................................................  17,397    541,743
   *Tecumseh Products Co. Class A.....................................  13,430     72,791
   *Tecumseh Products Co. Class B.....................................   2,690     15,051
   *Teledyne Technologies, Inc........................................  20,382  1,269,799
    Tennant Co........................................................   8,685    361,904
   *Terex Corp........................................................ 100,493  1,959,614
   *Tetra Tech, Inc...................................................  60,524  1,556,072
   #Textainer Group Holdings, Ltd.....................................  34,000  1,279,080
    Textron, Inc......................................................  27,184    708,143
    Timken Co.........................................................  13,113    474,691
   #Titan International, Inc..........................................  30,018    620,472
  #*Titan Machinery, Inc..............................................  22,774    647,693
  #*TMS International Corp. Class A...................................      11        108
    Toro Co. (The)....................................................   7,800    293,280
    Towers Watson & Co................................................   5,900    345,917
   *TransDigm Group, Inc..............................................   4,939    609,275
   *TRC Cos., Inc.....................................................  17,318    113,779
   *Trex Co., Inc.....................................................  11,710    298,371
   *Trimas Corp.......................................................  27,964    607,937
    Trinity Industries, Inc...........................................  75,500  2,114,000
    Triumph Group, Inc................................................  28,344  1,772,350
   *TrueBlue, Inc.....................................................  43,153    656,789
   *Tufco Technologies, Inc...........................................   2,000      7,660
   *Tutor Perini Corp.................................................  52,103    591,890
   #Twin Disc, Inc....................................................  16,100    315,238
    Tyco International, Ltd...........................................  33,704  1,851,698
   *Ultralife Corp....................................................  16,511     64,558
    UniFirst Corp.....................................................  14,392    901,227
    Union Pacific Corp................................................  33,180  4,068,200
  #*United Continental Holdings, Inc..................................  31,535    595,696
  #*United Rentals, Inc...............................................  42,810  1,237,637
   #United Stationers, Inc............................................  39,596    998,215
   #United Technologies Corp..........................................   9,483    705,915
    Universal Forest Products, Inc....................................  23,626    754,378
   *Universal Power Group, Inc........................................   2,111      4,032
   *Universal Security Instruments, Inc...............................   1,213      5,883
    Universal Truckload Services, Inc.................................  16,084    239,491
    URS Corp..........................................................  78,824  2,764,358
  #*US Airways Group, Inc.............................................  40,944    469,218
    US Ecology, Inc...................................................  15,365    299,618
    US Home Systems, Inc..............................................   6,061     55,216
   *USA Truck, Inc....................................................  12,082     50,624

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
                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
  #*USG Corp..........................................................  53,224 $    864,358
    UTi Worldwide, Inc................................................  92,831    1,230,011
   #Valmont Industries, Inc...........................................   5,100      631,788
   *Versar, Inc.......................................................   7,645       23,164
    Viad Corp.........................................................  23,700      410,721
    Vicor Corp........................................................  23,646      158,665
   *Virco Manufacturing Corp..........................................  21,636       32,670
   *Volt Information Sciences, Inc....................................  24,400      165,920
    VSE Corp..........................................................   5,353      122,905
   #W.W. Grainger, Inc................................................   3,802      778,764
   *WABCO Holdings, Inc...............................................   8,200      450,344
    Wabtec Corp.......................................................   5,944      470,646
    Waste Connections, Inc............................................  34,929    1,074,765
   #Waste Management, Inc.............................................  14,600      502,240
   #Watsco, Inc.......................................................   7,900      536,726
    Watsco, Inc. Class B..............................................   1,205       81,338
    Watts Water Technologies, Inc. Class A............................  30,800    1,036,112
   #Werner Enterprises, Inc...........................................  70,267    1,621,762
  #*WESCO International, Inc..........................................  26,617    1,482,833
   *Willdan Group, Inc................................................   5,554        7,914
   *Willis Lease Finance Corp.........................................   8,183      102,615
   #Woodward, Inc.....................................................   8,559      287,326
  #*XPO Logistics, Inc................................................   7,683       97,728
   #Xylem, Inc........................................................  16,981      407,204
                                                                               ------------
Total Industrials.....................................................          269,738,615
                                                                               ------------
Information Technology -- (10.4%)
  #*3D Systems Corp...................................................  33,209    1,261,942
   *Accelrys, Inc.....................................................  60,377      490,261
  #*ACI Worldwide, Inc................................................  12,252      539,211
   #Activision Blizzard, Inc..........................................  46,823      563,281
   *Actuate Corp......................................................  42,459      274,285
   *Acxiom Corp.......................................................  75,579    1,267,460
   *ADDvantage Technologies Group, Inc................................   7,160       14,320
  #*Adobe Systems, Inc................................................  13,169      406,659
   #ADTRAN, Inc.......................................................  12,000      258,960
   *Advanced Energy Industries, Inc...................................  42,574      524,512
   *Advanced Micro Devices, Inc.......................................  51,208      207,904
   *Advanced Photonix, Inc. Class A...................................   3,200        1,793
   *Advent Software, Inc..............................................  10,240      233,062
   *Aehr Test Systems.................................................   2,692        3,230
   *Aetrium, Inc......................................................   6,505        4,814
   *Agilysys, Inc.....................................................  23,700      205,953
   *Akamai Technologies, Inc..........................................   5,673      199,576
  #*Alliance Data Systems Corp........................................   2,000      260,000
   *Alpha & Omega Semiconductor, Ltd..................................   5,202       40,107
   #Altera Corp.......................................................  14,759      523,207
   *Amdocs, Ltd.......................................................  14,311      425,752
    American Software, Inc. Class A...................................  24,803      199,912
  #*Amkor Technology, Inc............................................. 170,484      908,680
   #Amphenol Corp. Class A............................................   8,590      505,779
   *Amtech Systems, Inc...............................................   8,142       34,604
   *ANADIGICS, Inc....................................................  65,287       82,914
   #Analog Devices, Inc...............................................  16,533      646,110
   *Analysts International Corp.......................................   5,658       23,537
   *Anaren, Inc.......................................................  15,344      307,954
  #*Ancestry.com, Inc.................................................   3,800      127,186
   #Anixter International, Inc........................................  15,883      903,902
   *ANSYS, Inc........................................................   6,005      360,060
  #*AOL, Inc.......................................................... 100,164    3,191,225
   *Applied Materials, Inc............................................  89,479      974,426

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Applied Micro Circuits Corp.......................................  68,408 $  391,294
   *Ariba, Inc........................................................   9,256    411,244
   *Arris Group, Inc.................................................. 120,339  1,527,102
   *Arrow Electronics, Inc............................................  66,441  2,242,384
  #*Aruba Networks, Inc...............................................  10,142    143,814
  #*AsiaInfo-Linkage, Inc.............................................  49,518    507,064
   *Aspen Technology, Inc.............................................   7,189    168,079
    Astro-Med, Inc....................................................   5,885     48,051
   *Atmel Corp........................................................  54,133    317,219
   *ATMI, Inc.........................................................  31,303    594,131
  #*AuthenTec, Inc....................................................  36,133    303,517
   *Autobytel, Inc....................................................   2,224      8,340
   *Autodesk, Inc.....................................................   5,337    181,031
    Avago Technologies, Ltd...........................................  11,223    415,251
   *Aviat Networks, Inc...............................................  59,119    133,609
   *Avid Technology, Inc..............................................  43,600    401,556
   *Avnet, Inc........................................................  69,591  2,192,116
   #AVX Corp.......................................................... 116,630  1,135,976
    Aware, Inc........................................................  18,447    114,187
   *Axcelis Technologies, Inc.........................................  96,201     81,771
   *AXT, Inc..........................................................  32,748    114,291
    Badger Meter, Inc.................................................   9,967    337,782
    Bel Fuse, Inc. Class A............................................   3,300     58,839
    Bel Fuse, Inc. Class B............................................   9,614    173,340
   *Benchmark Electronics, Inc........................................  77,718  1,224,836
    Black Box Corp....................................................  25,515    679,720
    Blackbaud, Inc....................................................  15,120    407,938
   *Blucora, Inc......................................................  44,670    681,218
   *BMC Software, Inc.................................................   5,400    213,840
   *Bottomline Technologies, Inc......................................  25,300    480,447
   *Brightpoint, Inc..................................................  65,445    587,042
  #*Broadcom Corp. Class A............................................   1,000     33,880
    Broadridge Financial Solutions, Inc...............................   8,165    172,853
  #*BroadVision, Inc..................................................   4,752     40,107
   *Brocade Communications Systems, Inc............................... 410,464  2,040,006
    Brooks Automation, Inc............................................  64,154    594,066
   *BSQUARE Corp......................................................   7,448     22,940
   *BTU International, Inc............................................   6,833     16,331
   #CA, Inc...........................................................  12,587    302,969
    Cabot Microelectronics Corp.......................................  21,805    641,067
  #*CACI International, Inc. Class A..................................  28,788  1,625,083
  #*Cadence Design Systems, Inc.......................................  24,600    300,612
   *CalAmp Corp.......................................................  10,864     81,806
   *Calix, Inc........................................................   9,526     43,915
  #*Callidus Software, Inc............................................  19,006     87,998
   *Cardtronics, Inc..................................................   9,557    296,363
   *Cascade Microtech, Inc............................................  12,931     57,931
    Cass Information Systems, Inc.....................................   9,768    371,184
   *CEVA, Inc.........................................................  19,544    303,714
   *Checkpoint Systems, Inc...........................................  37,089    285,214
   *China Information Technology, Inc.................................   2,969      2,999
   *Chyron International Corp.........................................   2,300      2,346
   *CIBER, Inc........................................................  76,731    287,741
  #*Cirrus Logic, Inc.................................................  39,996  1,470,653
   #Cisco Systems, Inc................................................ 115,007  1,834,362
   *Citrix Systems, Inc...............................................   5,800    421,544
   *Clearfield, Inc...................................................   8,316     40,333
   #Cognex Corp.......................................................  31,347  1,059,529
   *Cogo Group, Inc...................................................   9,130     16,617
   *Coherent, Inc.....................................................  22,020  1,075,237
    Cohu, Inc.........................................................  26,029    223,849

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
    Communications Systems, Inc.......................................  13,122 $  150,509
  #*CommVault Systems, Inc............................................   5,207    252,644
   #Computer Sciences Corp............................................  24,516    603,584
   *Computer Task Group, Inc..........................................  16,515    246,239
   *Compuware Corp.................................................... 114,697  1,056,359
   *comScore, Inc.....................................................   5,051     77,785
    Comtech Telecommunications Corp...................................  26,298    718,461
  #*Concur Technologies, Inc..........................................   4,757    321,288
   *Concurrent Computer Corp..........................................   7,430     31,355
   #Convergys Corp.................................................... 126,940  1,871,096
   *CoreLogic, Inc.................................................... 102,327  2,353,521
    Corning, Inc...................................................... 213,860  2,440,143
   *CoStar Group, Inc.................................................   8,795    725,851
   *Cray, Inc.........................................................  37,569    466,983
  #*Cree, Inc.........................................................  68,311  1,636,048
    Crexendo, Inc.....................................................   6,718     24,185
   *CSG Systems International, Inc....................................  36,325    640,410
    CSP, Inc..........................................................   2,269      9,076
    CTS Corp..........................................................  21,572    191,991
   *CyberOptics Corp..................................................   7,973     65,937
  #*Cymer, Inc........................................................  26,839  1,535,459
   *Cypress Semiconductor Corp........................................  19,600    209,524
    Daktronics, Inc...................................................  39,956    308,860
   *Datalink Corp.....................................................  16,974    133,585
   *Dataram Corp......................................................   7,900      4,896
   *DealerTrack Holdings, Inc.........................................  37,286  1,087,633
   *Deltek, Inc.......................................................  15,522    202,096
  #*Demand Media, Inc.................................................   1,286     14,300
   *Dice Holdings, Inc................................................  34,185    257,755
    Diebold, Inc......................................................  31,432  1,016,825
   *Digi International, Inc...........................................  26,868    245,842
    Digimarc Corp.....................................................   5,363    130,267
   *Digital River, Inc................................................  34,035    605,483
   *Diodes, Inc.......................................................  41,392    783,964
   *Ditech Networks, Inc..............................................   2,120      1,739
   *Dot Hill Systems Corp.............................................  51,635     52,668
   *DSP Group, Inc....................................................  22,785    131,697
    DST Systems, Inc..................................................  11,104    598,506
   *DTS, Inc..........................................................  11,697    217,909
   *Dynamics Research Corp............................................   9,728     55,936
    EarthLink, Inc.................................................... 116,896    800,738
   *eBay, Inc.........................................................  38,237  1,693,899
   #Ebix, Inc.........................................................  20,623    447,313
   *Echelon Corp......................................................  10,191     32,815
   *EchoStar Corp. Class A............................................  37,399  1,077,091
   *Edgewater Technology, Inc.........................................   8,479     31,796
   *Elecsys Corp......................................................   1,496      5,580
    Electro Rent Corp.................................................  26,078    437,067
    Electro Scientific Industries, Inc................................  33,107    410,858
   *Electronic Arts, Inc..............................................  19,023    209,633
   *Electronics for Imaging, Inc......................................  45,192    660,707
   *Ellie Mae, Inc....................................................   2,429     49,794
   *eMagin Corp.......................................................  10,064     29,186
   *EMC Corp..........................................................  65,000  1,703,650
  #*EMCORE Corp.......................................................  22,236    110,735
   *Emulex Corp.......................................................  87,875    568,551
   *Entegris, Inc..................................................... 161,194  1,297,612
   *Entropic Communications, Inc......................................  62,458    374,748
   *Envestnet, Inc....................................................   3,782     46,178
    EPIQ Systems, Inc.................................................  38,573    435,489
   *ePlus, Inc........................................................   8,798    298,956

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Equinix, Inc......................................................   3,982 $  709,513
   *Euronet Worldwide, Inc............................................  48,710    890,419
   *Exar Corp.........................................................  48,068    355,703
   *ExlService Holdings, Inc..........................................  22,179    546,712
   *Extreme Networks.................................................. 102,706    328,659
  #*F5 Networks, Inc..................................................   3,400    317,492
  #*Fabrinet..........................................................   5,956     79,096
   #FactSet Research Systems, Inc.....................................   1,700    158,032
    Fair Isaac Corp...................................................  37,239  1,612,076
   *Fairchild Semiconductor International, Inc........................ 121,001  1,677,074
   *FalconStor Software, Inc..........................................  29,232     59,049
   *FARO Technologies, Inc............................................  15,031    646,784
  #*FEI Co............................................................  34,356  1,639,125
    Fidelity National Information Services, Inc....................... 140,139  4,405,970
  #*Finisar Corp......................................................  10,178    126,513
  #*Fiserv, Inc.......................................................  12,226    857,409
   #FLIR Systems, Inc.................................................   9,820    200,819
   *FormFactor, Inc...................................................  50,202    307,236
    Forrester Research, Inc...........................................  14,149    403,812
   *Frequency Electronics, Inc........................................   8,185     73,092
   *FSI International, Inc............................................  38,557    139,576
  #*Gartner Group, Inc................................................   8,459    375,495
   *Genpact, Ltd......................................................   1,635     28,482
   *GigOptix, Inc.....................................................   3,278      8,588
   *Global Cash Access Holdings, Inc..................................  62,120    401,295
    Global Payments, Inc..............................................   3,700    158,434
   *Globalscape, Inc..................................................   2,198      4,946
   *Globecomm Systems, Inc............................................  26,305    267,785
   *GSE Systems, Inc..................................................  26,843     63,081
   *GSI Group, Inc....................................................  36,710    378,113
   *GSI Technology, Inc...............................................  26,798    128,362
  #*GT Advanced Technologies, Inc.....................................  24,000    122,880
   *Guidance Software, Inc............................................   9,803     96,658
   *Hackett Group, Inc. (The).........................................  41,738    196,586
   *Harmonic, Inc..................................................... 113,146    479,739
    Harris Corp.......................................................   9,532    397,008
   *Hauppauge Digital, Inc............................................   7,708      9,173
   #Heartland Payment Systems, Inc....................................   6,699    212,358
    Hewlett-Packard Co................................................ 236,991  4,322,716
  #*Hittite Microwave Corp............................................   9,837    498,441
   *Hutchinson Technology, Inc........................................  22,305     31,004
   *I.D. Systems, Inc.................................................  11,992     51,566
   #IAC/InterActiveCorp............................................... 115,491  6,075,982
   *Identive Group, Inc...............................................  42,924     38,417
   *IEC Electronics Corp..............................................   6,048     38,042
   *iGATE Corp........................................................  33,758    536,752
   *iGo, Inc..........................................................  25,845     13,181
   *Ikanos Communications, Inc........................................   8,330      7,580
   *Imation Corp......................................................  38,843    216,356
   *Immersion Corp....................................................  23,928    133,758
  #*Infinera Corp.....................................................  77,706    428,937
   *Informatica Corp..................................................   6,484    191,343
   *Infosonics Corp...................................................   4,100      6,560
   *Ingram Micro, Inc. Class A........................................ 149,359  2,238,891
   *Innodata, Inc.....................................................  21,458     82,399
  #*Inphi Corp........................................................   6,765     74,415
   *Insight Enterprises, Inc..........................................  68,222  1,143,401
   *Integrated Device Technology, Inc................................. 187,332    944,153
   *Integrated Silicon Solution, Inc..................................  28,968    281,859
   #Intel Corp........................................................ 165,630  4,256,691
   *Intellicheck Mobilisa, Inc........................................   2,300      3,450

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Interactive Intelligence Group, Inc...............................   7,937 $  206,997
   #InterDigital, Inc.................................................   5,726    156,320
   *Intermec, Inc.....................................................  52,778    317,724
   *Internap Network Services Corp....................................  55,281    356,010
  #*International Rectifier Corp......................................  74,296  1,266,004
   *Interphase Corp...................................................   4,200     14,700
   #Intersil Corp. Class A............................................ 120,901  1,113,498
   *inTEST Corp.......................................................   2,202      7,311
   *Intevac, Inc......................................................  24,856    145,905
   *IntriCon Corp.....................................................   6,777     39,917
   #Intuit, Inc.......................................................   6,400    371,328
   *Inuvo, Inc........................................................   3,127      1,751
  #*IPG Photonics Corp................................................  11,861    614,756
   *Iteris, Inc.......................................................  13,000     19,760
  #*Itron, Inc........................................................  32,211  1,255,263
   *Ixia..............................................................  55,569    861,320
   *IXYS Corp.........................................................  35,507    358,621
   #j2 Global, Inc....................................................  25,250    755,732
    Jabil Circuit, Inc................................................  27,055    587,094
   #Jack Henry & Associates, Inc......................................  10,749    373,313
   *JDA Software Group, Inc...........................................  41,143  1,217,010
   *JDS Uniphase Corp.................................................  26,000    255,840
  #*Juniper Networks, Inc.............................................  26,661    467,367
   *Kemet Corp........................................................  49,217    237,718
   *Kenexa Corp.......................................................  17,172    408,865
   *Key Tronic Corp...................................................  11,045     81,954
    Keynote Systems, Inc..............................................  18,043    248,091
  #*KIT Digital, Inc..................................................  47,358    151,546
   #KLA-Tencor Corp...................................................   9,600    488,736
   *Kopin Corp........................................................  75,094    272,591
   *Kulicke & Soffa Industries, Inc...................................  71,290    789,180
   *KVH Industries, Inc...............................................  13,880    181,134
  #*Lam Research Corp.................................................  39,007  1,342,231
   *Lattice Semiconductor Corp........................................  75,634    280,602
   *LeCroy Corp.......................................................  15,422    220,380
   #Lender Processing Services, Inc...................................   8,446    208,363
   #Lexmark International, Inc. Class A...............................  36,370    636,111
   *LGL Group, Inc. (The).............................................   1,300      7,397
   *Limelight Networks, Inc...........................................  99,614    276,927
    Linear Technology Corp............................................   3,740    120,615
   *Lionbridge Technologies, Inc......................................  25,612     78,885
  #*Liquidity Services, Inc...........................................  14,743    674,050
    Littlefuse, Inc...................................................  14,744    790,868
   *LoJack Corp.......................................................  26,126     81,774
   *LookSmart, Ltd....................................................  12,947     11,652
    Loral Space & Communications, Inc.................................  11,149    802,171
   *LSI Corp..........................................................  52,348    361,201
   *LTX-Credence Corp.................................................  52,295    306,449
   *Magnachip Semiconductor Corp......................................  20,322    206,878
   *Management Network Group, Inc.....................................   1,166      2,857
   *Manhattan Associates, Inc.........................................   8,910    416,008
    ManTech International Corp. Class A...............................  26,060    571,496
    Marchex, Inc. Class B.............................................  28,607     99,266
   *Market Leader, Inc................................................  17,101     91,319
    Marvell Technology Group, Ltd.....................................  15,363    172,987
  #*Mattersight Corp..................................................   2,773     21,546
   *Mattson Technology, Inc...........................................  53,844     47,383
    Maxim Integrated Products, Inc....................................  16,551    450,684
    MAXIMUS, Inc......................................................  18,031    910,566
   *Measurement Specialties, Inc......................................  14,280    425,258
   *MEMC Electronic Materials, Inc.................................... 158,131    303,612

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *MEMSIC, Inc.......................................................  20,812 $   43,705
   *Mentor Graphics Corp..............................................  99,371  1,518,389
   *Mercury Computer Systems, Inc.....................................  33,998    396,757
    Mesa Laboratories, Inc............................................   2,579    119,408
    Methode Electronics, Inc..........................................  38,912    342,426
    Micrel, Inc.......................................................  37,400    349,316
   #Microchip Technology, Inc.........................................  12,600    420,588
   *Micron Technology, Inc............................................ 542,478  3,368,788
   *MICROS Systems, Inc...............................................   7,720    368,553
   *Microsemi Corp....................................................  80,527  1,559,003
   *Mindspeed Technologies, Inc.......................................  18,294     43,174
   *MIPS Technologies, Inc............................................  30,791    189,365
    MKS Instruments, Inc..............................................  50,719  1,338,982
    MOCON, Inc........................................................   7,200    112,248
   *ModusLink Global Solutions, Inc...................................  41,970    143,537
   #Molex, Inc........................................................   5,274    132,483
   #Molex, Inc. Class A...............................................  21,424    443,048
   *MoneyGram International, Inc......................................   3,282     51,068
   *Monolithic Power Systems, Inc.....................................  33,969    658,319
   *Monotype Imaging Holdings, Inc....................................  34,236    502,584
  #*Monster Worldwide, Inc............................................  70,142    508,530
   *MoSys, Inc........................................................  27,087     87,491
    Motorola Solutions, Inc...........................................   9,075    438,686
   *Move, Inc.........................................................  22,381    206,129
    MTS Systems Corp..................................................  11,683    507,860
   *Multi-Fineline Electronix, Inc....................................  22,775    596,022
   *Nanometrics, Inc..................................................  18,902    287,121
   *NAPCO Security Technologies, Inc..................................  10,690     31,963
   #National Instruments Corp.........................................  11,250    290,700
   *NCI, Inc. Class A.................................................   7,471     44,303
   *NCR Corp..........................................................  22,900    534,028
  #*NetApp, Inc.......................................................   1,200     39,204
  #*NETGEAR, Inc......................................................  29,795  1,031,801
  #*NetList, Inc......................................................  10,407     18,004
   *NetScout Systems, Inc.............................................  26,955    629,669
  #*NetSuite, Inc.....................................................   4,884    270,281
   *Network Equipment Technologies, Inc...............................  30,962     40,870
   *NeuStar, Inc. Class A.............................................   7,297    258,387
   *Newport Corp......................................................  42,818    481,702
    NIC, Inc..........................................................  15,484    208,415
   *Novatel Wireless, Inc.............................................  30,397     71,737
  #*Nuance Communications, Inc........................................  22,798    463,939
  #*NumereX Corp. Class A.............................................   5,996     57,022
   *NVIDIA Corp.......................................................  27,733    375,505
  #*Oclaro, Inc.......................................................  74,291    208,015
   *Official Payments Holdings, Inc...................................  16,383     65,041
  #*OmniVision Technologies, Inc......................................  53,921    755,972
   *ON Semiconductor Corp.............................................  56,713    393,588
   *Online Resources Corp.............................................  32,131     76,150
  #*Onvia, Inc........................................................     700      2,625
   *Oplink Communications, Inc........................................  26,521    351,668
   #OPNET Technologies, Inc...........................................  12,801    338,458
    Optical Cable Corp................................................   5,656     20,701
   *OSI Systems, Inc..................................................  18,552  1,197,346
   *PAR Technology Corp...............................................  11,780     60,431
   *Parametric Technology Corp........................................  13,187    284,048
    Park Electrochemical Corp.........................................  20,914    564,887
  #*ParkerVision, Inc.................................................   2,838      7,123
    PC Connection, Inc................................................  27,310    324,716
   *PC Mall, Inc......................................................  12,900     73,788
    PC-Tel, Inc.......................................................  23,419    144,261

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *PDF Solutions, Inc................................................  21,746 $  202,455
   *Perceptron, Inc...................................................   8,515     45,640
   *Perficient, Inc...................................................  33,067    439,460
   *Performance Technologies, Inc.....................................  10,667     20,481
   *Pericom Semiconductor Corp........................................  26,855    215,914
   *Pervasive Software, Inc...........................................  16,262    109,931
   *Photronics, Inc...................................................  68,273    399,397
   *Pixelworks, Inc...................................................  12,700     37,465
   *Planar Systems, Inc...............................................  16,655     23,484
   #Plantronics, Inc..................................................  28,049    920,568
   *Plexus Corp.......................................................  33,917    974,096
   *PLX Technology, Inc...............................................  39,372    222,846
   *PMC-Sierra, Inc................................................... 223,400  1,188,488
  #*Polycom, Inc......................................................  26,699    233,349
    Power Integrations, Inc...........................................  14,548    512,672
   *Power-One, Inc....................................................  56,097    280,485
   *Presstek, Inc.....................................................  30,360     11,415
   *PRGX Global, Inc..................................................  23,205    176,358
   *Progress Software Corp............................................  40,051    778,591
   *PROS Holdings, Inc................................................  12,328    171,852
    Pulse Electronics Corp............................................  25,382     45,941
    QAD, Inc. Class A.................................................   8,170    113,972
    QAD, Inc. Class B.................................................   2,342     31,266
  #*QLogic Corp.......................................................  62,949    726,431
   *Qualstar Corp.....................................................   6,493     12,142
   *Quantum Corp......................................................  51,697     76,512
   *Quest Software, Inc...............................................  46,873  1,309,632
  #*QuickLogic Corp...................................................  10,134     24,220
  #*Rackspace Hosting, Inc............................................     600     26,328
   *Radisys Corp......................................................  29,188     99,531
   *Rainmaker Systems, Inc............................................   3,113      3,113
   *Ramtron International Corp........................................  22,250     60,742
    RealNetworks, Inc.................................................  37,272    289,231
  #*Red Hat, Inc......................................................   6,300    338,058
   *Reis, Inc.........................................................  11,179    116,262
   *Relm Wireless Corp................................................   7,900     12,798
   *Remark Media, Inc.................................................     844      1,789
    RF Industries, Ltd................................................   7,730     31,693
   *RF Micro Devices, Inc............................................. 136,746    530,574
    Richardson Electronics, Ltd.......................................  15,984    195,804
    Rimage Corp.......................................................  10,312     71,668
   *Riverbed Technology, Inc..........................................  11,000    194,040
   *Rofin-Sinar Technologies, Inc.....................................  26,920    488,060
   *Rogers Corp.......................................................  14,600    523,410
  #*Rosetta Stone, Inc................................................  21,203    276,275
  #*Rovi Corp.........................................................  13,664    182,824
  #*Rubicon Technology, Inc...........................................  18,870    189,644
   *Rudolph Technologies, Inc.........................................  36,006    360,060
   *Saba Software, Inc................................................  15,422    128,619
    SAIC, Inc.........................................................  16,300    188,591
  #*Sandisk Corp......................................................  34,190  1,406,235
   *Sanmina-SCI Corp..................................................  89,303    762,648
    Sapient Corp......................................................  26,378    262,725
   *ScanSource, Inc...................................................  26,424    762,861
   *Scientific Learning Corp..........................................   3,710      3,933
   *SeaChange International, Inc......................................  38,662    292,671
  #*Seagate Technology................................................  21,998    660,380
   *Selectica, Inc....................................................     628      2,443
  #*Semtech Corp......................................................  41,469    990,694
   *Sevcon, Inc.......................................................   1,971     12,240
   *ShoreTel, Inc.....................................................  38,402    179,721

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Sigma Designs, Inc................................................  30,294 $  205,999
  #*Silicon Graphics International Corp...............................  23,680    157,472
   *Silicon Image, Inc................................................  68,148    267,140
  #*Silicon Laboratories, Inc.........................................   7,141    263,860
   *Skyworks Solutions, Inc...........................................  15,800    457,094
   *Smith Micro Software, Inc.........................................  38,073     65,866
   *SMTC Corp.........................................................   4,872     15,054
  #*SolarWinds, Inc...................................................  12,382    661,075
   #Solera Holdings, Inc..............................................   6,600    257,730
   *Sonus Networks, Inc............................................... 264,753    439,490
   *Soundbite Communications, Inc.....................................   3,594      8,122
  #*Sourcefire, Inc...................................................   5,142    262,499
   *Spansion, Inc. Class A............................................  57,765    592,091
  #*Spark Networks, Inc...............................................  10,005     57,929
   *Spire Corp........................................................   4,715      2,829
   *SS&C Technologies Holdings, Inc...................................  71,765  1,743,890
   *Stamps.com, Inc...................................................  12,830    271,354
   *Standard Microsystems Corp........................................  24,440    902,080
   *StarTek, Inc......................................................  13,585     40,891
   *STEC, Inc.........................................................  50,668    408,891
   *Steel Excel, Inc..................................................  11,536    316,086
  #*Stratasys, Inc....................................................  14,377    881,023
  #*SunPower Corp.....................................................  16,929     66,362
   *Super Micro Computer, Inc.........................................  33,098    410,746
   *Supertex, Inc.....................................................  12,713    215,994
   *Support.com, Inc..................................................  47,103    134,244
   *Sycamore Networks, Inc............................................  32,285    460,061
   *Symantec Corp.....................................................  22,610    356,108
   *Symmetricom, Inc..................................................  47,469    284,339
  #*Synaptics, Inc....................................................  17,683    466,478
  #*SYNNEX Corp.......................................................  39,120  1,323,430
   *Synopsys, Inc.....................................................  31,373    950,288
    Syntel, Inc.......................................................   4,100    238,333
   *Take-Two Interactive Software, Inc................................  56,803    498,730
    TE Connectivity, Ltd..............................................   7,086    233,909
   *Tech Data Corp....................................................  51,682  2,589,268
   *TechTarget, Inc...................................................  31,702    130,295
   *TeleCommunication Systems, Inc. Class A...........................  52,487     69,808
   *TeleNav, Inc......................................................  30,102    173,689
   *TeleTech Holdings, Inc............................................  34,566    568,956
    Tellabs, Inc...................................................... 361,451  1,189,174
    Telular Corp......................................................  14,945    140,931
  #*Teradata Corp.....................................................   2,900    196,098
   *Teradyne, Inc.....................................................  73,504  1,081,244
    Tessco Technologies, Inc..........................................  10,869    203,794
    Tessera Technologies, Inc.........................................  53,831    777,858
    TheStreet, Inc....................................................  29,582     42,894
  #*THQ, Inc..........................................................   5,456     28,098
   *TIBCO Software, Inc...............................................  10,754    302,080
   *TiVo, Inc.........................................................  46,700    405,823
   *TNS, Inc..........................................................   5,241     88,730
   #Total System Services, Inc........................................  13,567    320,860
   *Transact Technologies, Inc........................................   7,182     55,517
  #*Trimble Navigation, Ltd...........................................   7,220    319,557
   *Trio-Tech International...........................................   2,616      3,819
   *TriQuint Semiconductor, Inc....................................... 183,190  1,033,192
   *TSR, Inc..........................................................     722      2,801
   *TTM Technologies, Inc.............................................  87,252    954,537
   *Tyler Technologies, Inc...........................................  14,547    567,624
   *Ultimate Software Group, Inc......................................   2,149    192,271
   *Ultra Clean Holdings..............................................  21,168    127,855

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *Ultratech, Inc....................................................  21,900 $    696,639
  #*Unisys Corp.......................................................  11,891      231,042
    United Online, Inc................................................ 101,150      428,876
   *Unwired Planet, Inc...............................................  66,528      130,395
  #*USA Technologies, Inc.............................................   1,583        2,612
   *UTStarcom Holdings Corp...........................................  66,530       71,187
  #*ValueClick, Inc...................................................  48,025      754,473
  #*Veeco Instruments, Inc............................................  35,673    1,273,883
  #*VeriFone Systems, Inc.............................................  12,455      451,992
   *Verint Systems, Inc...............................................   5,996      167,348
  #*VeriSign, Inc.....................................................   7,900      350,918
  #*ViaSat, Inc.......................................................  24,715      946,584
   *Viasystems Group, Inc.............................................   8,285      127,589
   *Vicon Industries, Inc.............................................   1,600        4,960
   *Video Display Corp................................................   6,495       25,655
   *Virtusa Corp......................................................  30,447      461,272
    Visa, Inc.........................................................  37,703    4,866,326
  #*Vishay Intertechnology, Inc....................................... 169,836    1,676,281
   *Vishay Precision Group, Inc.......................................  17,886      243,250
  #*VistaPrint NV.....................................................   7,396      255,162
   *Volterra Semiconductor Corp.......................................  10,258      235,729
    Wayside Technology Group, Inc.....................................   4,672       59,755
   *Web.com Group, Inc................................................  29,853      462,722
   *Websense, Inc.....................................................   2,671       40,092
   *Westell Technologies, Inc. Class A................................  54,239      118,783
   *Western Digital Corp..............................................  62,404    2,481,807
   *Wireless Ronin Technologies, Inc..................................   1,773        1,507
   *WPCS International, Inc...........................................   2,800        2,100
  #*Wright Express Corp...............................................  15,860    1,021,067
   #Xerox Corp........................................................ 731,469    5,069,080
    Xilinx, Inc.......................................................  17,283      559,969
   *XO Group, Inc.....................................................  33,845      291,405
    Xyratex, Ltd......................................................  32,545      385,007
   *Yahoo!, Inc.......................................................  79,999    1,267,184
   *Zebra Technologies Corp. Class A..................................   9,022      311,620
   *Zix Corp..........................................................  29,812       72,741
   *Zygo Corp.........................................................  17,042      304,711
                                                                               ------------
Total Information Technology..........................................          236,962,230
                                                                               ------------
Materials -- (4.9%)
    A. Schulman, Inc..................................................  31,779      694,689
  #*A.M. Castle & Co..................................................  23,467      171,074
   *AEP Industries, Inc...............................................   5,480      257,450
   #Air Products & Chemicals, Inc.....................................   6,000      482,580
    Airgas, Inc.......................................................   7,100      563,172
   #AK Steel Holding Corp.............................................  95,233      506,640
    Albemarle Corp....................................................  12,074      702,948
   #Alcoa, Inc........................................................ 238,960    2,023,991
    Allegheny Technologies, Inc.......................................  13,643      409,699
   *Allied Nevada Gold Corp...........................................   2,500       64,625
   #AMCOL International Corp..........................................  19,758      606,571
   *American Biltrite, Inc............................................      22       15,950
   *American Pacific Corp.............................................   5,793       58,857
    American Vanguard Corp............................................  28,100      657,259
   #AptarGroup, Inc...................................................  13,500      675,135
  #*Arabian American Development Co...................................  16,186      153,767
   #Ashland, Inc......................................................  54,786    3,856,387
    Balchem Corp......................................................   8,962      298,703
    Ball Corp.........................................................  12,700      527,812
   #Bemis Co., Inc....................................................  49,227    1,513,730
    Boise, Inc........................................................ 119,665      885,521

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
    Buckeye Technologies, Inc.........................................  34,477 $1,038,447
    Cabot Corp........................................................  24,985    974,415
   *Calgon Carbon Corp................................................  35,700    494,088
   #Carpenter Technology Corp.........................................  14,069    673,342
   #Celanese Corp. Class A............................................     501     19,103
   *Century Aluminum Co...............................................  91,741    560,538
    CF Industries Holdings, Inc.......................................   2,563    501,733
   #Chase Corp........................................................   8,818    136,326
   *Chemtura Corp.....................................................  93,611  1,265,621
   *Clearwater Paper Corp.............................................  22,678    799,173
   #Cliffs Natural Resources, Inc.....................................  10,161    415,483
   *Coeur d'Alene Mines Corp..........................................  84,642  1,380,511
    Commercial Metals Co.............................................. 123,281  1,589,092
   #Compass Minerals International, Inc...............................   3,600    260,424
   *Contango ORE, Inc.................................................   1,008      8,568
   *Continental Materials Corp........................................      73      1,066
   *Core Molding Technologies, Inc....................................   8,483     68,246
   *Crown Holdings, Inc...............................................   6,500    233,350
   #Cytec Industries, Inc.............................................  44,664  2,749,516
    Deltic Timber Corp................................................   6,776    418,825
    Domtar Corp.......................................................  36,566  2,700,765
    Dow Chemical Co. (The)............................................  39,400  1,133,932
   #E.I. du Pont de Nemours & Co......................................   1,400     69,580
    Eagle Materials, Inc..............................................  35,734  1,241,756
    Eastman Chemical Co...............................................  14,287    746,924
    Ecolab, Inc.......................................................   9,795    641,083
   *Ferro Corp........................................................  55,222    169,532
  #*Flotek Industries, Inc............................................   3,249     31,743
   #FMC Corp..........................................................  10,200    557,940
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  32,565  1,096,464
    Friedman Industries, Inc..........................................  10,403     94,875
  #*General Moly, Inc.................................................  78,323    233,403
    Georgia Gulf Corp.................................................  30,810  1,009,952
    Globe Specialty Metals, Inc.......................................   1,113     13,946
  #*Golden Minerals Co................................................  12,619     53,252
   *Graphic Packaging Holding Co...................................... 340,196  1,905,098
  #*Greif, Inc. Class A...............................................  12,716    550,094
   #Greif, Inc. Class B...............................................   8,346    417,300
    H.B. Fuller Co....................................................  44,500  1,300,290
   #Hawkins, Inc......................................................   9,636    366,553
    Haynes International, Inc.........................................   8,996    433,517
   *Headwaters, Inc...................................................  58,852    367,825
   #Hecla Mining Co...................................................  87,700    394,650
   *Horsehead Holding Corp............................................  45,352    409,529
    Huntsman Corp..................................................... 114,685  1,450,765
    Innophos Holdings, Inc............................................  20,019  1,160,501
   *Innospec, Inc.....................................................  19,213    597,909
   #International Flavors & Fragrances, Inc...........................   1,100     61,314
    International Paper Co............................................  67,274  2,207,260
  #*Intrepid Potash, Inc..............................................   4,897    114,296
    Kaiser Aluminum Corp..............................................  21,204  1,156,466
   *KapStone Paper & Packaging Corp...................................  45,379    762,821
    KMG Chemicals, Inc................................................  11,811    211,181
    Koppers Holdings, Inc.............................................   5,119    168,620
   *Kraton Performance Polymers, Inc..................................  30,580    716,184
   #Kronos Worldwide, Inc.............................................  14,534    245,915
   *Landec Corp.......................................................  28,448    227,300
   *Louisiana-Pacific Corp............................................ 154,540  1,594,853
   *LSB Industries, Inc...............................................  16,844    541,198
    LyondellBasell Industries NV Class A..............................   6,166    274,572
   #Martin Marietta Materials, Inc....................................   5,997    450,615

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
    Materion Corp.....................................................  22,350 $  438,730
  #*McEwen Mining, Inc................................................  67,619    202,181
    MeadWestvaco Corp.................................................  99,011  2,811,912
   *Mercer International, Inc.........................................  46,626    244,320
   *Metals USA Holdings Corp..........................................  37,433    609,035
   #Minerals Technologies, Inc........................................  17,040  1,089,538
   *Mines Management, Inc.............................................   9,985     12,481
   *Mod-Pac Corp......................................................   2,172      9,557
    Mosaic Co. (The)..................................................   5,700    331,227
    Myers Industries, Inc.............................................  35,052    576,255
    Neenah Paper, Inc.................................................  16,629    446,655
    NewMarket Corp....................................................   1,500    344,820
    Newmont Mining Corp...............................................  15,800    702,626
    Noranda Aluminum Holding Corp.....................................  30,896    192,482
   *Northern Technologies International Corp..........................   3,755     37,757
   #Nucor Corp........................................................  21,823    855,462
   #Olin Corp.........................................................  77,588  1,570,381
   #Olympic Steel, Inc................................................  12,310    192,652
   *OM Group, Inc.....................................................  36,006    565,294
   *Omnova Solutions, Inc.............................................  45,019    327,738
   *Owens-Illinois, Inc...............................................  23,179    427,653
    P.H. Glatfelter Co................................................  47,126    749,775
   #Packaging Corp. of America........................................  21,228    653,610
   *Penford Corp......................................................  11,940     94,207
   #PolyOne Corp......................................................  84,002  1,237,349
    PPG Industries, Inc...............................................   4,500    492,570
    Quaker Chemical Corp..............................................  14,100    624,207
   #Reliance Steel & Aluminum Co......................................  70,931  3,651,528
   #Rock-Tenn Co. Class A.............................................  38,374  2,234,134
    Rockwood Holdings, Inc............................................  16,722    739,447
    Royal Gold, Inc...................................................  11,268    852,762
   #RPM International, Inc............................................  30,156    799,134
   *RTI International Metals, Inc.....................................  31,142    699,138
    Schnitzer Steel Industries, Inc. Class A..........................  21,567    619,189
    Schweitzer-Mauduit International, Inc.............................  15,888  1,081,973
   #Scotts Miracle-Gro Co. Class A (The)..............................   5,700    227,430
   #Sealed Air Corp................................................... 172,201  2,789,656
   *Senomyx, Inc......................................................  18,077     37,239
    Sensient Technologies Corp........................................  48,419  1,716,454
   #Sherwin-Williams Co. (The)........................................   4,900    658,315
   #Sigma-Aldrich Corp................................................   5,361    370,981
   #Silgan Holdings, Inc..............................................   8,035    331,122
   *Silver Bull Resources, Inc........................................   3,700      1,665
  #*Solitario Exploration & Royalty Corp..............................   1,300      1,599
    Sonoco Products Co................................................  13,000    394,030
   *Spartech Corp.....................................................  32,777    166,835
    Steel Dynamics, Inc............................................... 211,165  2,721,917
    Stepan Co.........................................................   7,000    620,620
   *Stillwater Mining Co..............................................  84,567    750,955
  #*SunCoke Energy, Inc...............................................  28,613    457,808
    Synalloy Corp.....................................................   9,022    112,865
   #Texas Industries, Inc.............................................  25,441  1,062,671
   #Titanium Metals Corp..............................................  21,437    249,955
    Tredegar Corp.....................................................  22,267    329,774
   *United States Lime & Minerals, Inc................................   5,495    250,517
   #United States Steel Corp..........................................  79,038  1,632,135
   *Universal Stainless & Alloy Products, Inc.........................   7,514    256,378
   #Valhi, Inc........................................................  24,600    273,798
    Valspar Corp......................................................  69,104  3,469,021
   *Verso Paper Corp..................................................   1,365      1,802
    Vulcan Materials Co...............................................  75,124  2,910,304

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
    Walter Energy, Inc................................................   7,300 $    250,390
    Wausau Paper Corp.................................................  55,527      471,424
   #Westlake Chemical Corp............................................  46,688    2,771,400
    Worthington Industries, Inc.......................................  66,693    1,447,238
   *WR Grace & Co.....................................................   7,182      402,479
    Zep, Inc..........................................................  20,115      306,955
   *Zoltek Cos., Inc..................................................  38,977      325,068
                                                                               ------------
Total Materials.......................................................          110,884,779
                                                                               ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................   6,039           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares........................  14,091           --
  o*Gerber Scientific, Inc. Escrow Shares.............................  24,204           --
  o*MAIR Holdings, Inc. Escrow Shares.................................   3,915           --
  o*Price Communications Liquidation Trust............................   8,600           --
  o*Softbrands, Inc. Escrow Shares....................................   5,800           --
  o*Voyager Learning Co. Escrow Shares................................   5,149           --
                                                                               ------------
Total Other...........................................................                   --
                                                                               ------------
Telecommunication Services -- (2.2%)
    AT&T, Inc......................................................... 570,322   21,626,610
    Atlantic Tele-Network, Inc........................................  15,302      534,958
  #*Boingo Wireless, Inc..............................................   1,855       15,934
   *Cbeyond, Inc......................................................  18,494      131,862
   #CenturyLink, Inc..................................................  88,607    3,680,735
   *Cincinnati Bell, Inc..............................................  48,400      186,340
    Consolidated Communications Holdings, Inc.........................  27,213      431,598
   *Crown Castle International Corp...................................   9,445      584,457
   #Frontier Communications Corp...................................... 508,399    1,992,924
   *General Communications, Inc. Class A..............................  47,166      445,247
  #*Hawaiian Telcom Holdco, Inc.......................................   1,120       20,160
    HickoryTech Corp..................................................  12,468      133,034
    IDT Corp. Class B.................................................  18,419      186,400
  #*Iridium Communications, Inc.......................................  77,798      704,850
  #*Leap Wireless International, Inc..................................  39,583      224,831
  #*Level 3 Communications, Inc.......................................  11,404      219,755
    Lumos Networks Corp...............................................   6,471       57,980
   *MetroPCS Communications, Inc......................................  74,060      648,766
   *Neutral Tandem, Inc...............................................  34,030      464,850
   *NII Holdings, Inc.................................................  10,211       68,924
    NTELOS Holdings Corp..............................................   6,471      137,185
   *ORBCOMM, Inc......................................................  48,786      151,724
   *Premiere Global Services, Inc.....................................  55,230      505,907
    Primus Telecommunications Group, Inc..............................   3,645       57,700
   *SBA Communications Corp...........................................   3,000      177,180
    Shenandoah Telecommunications Co..................................  24,153      380,410
   *Sprint Nextel Corp................................................ 657,232    2,865,532
    Telephone & Data Systems, Inc.....................................  98,813    2,394,239
   *tw telecom, inc...................................................   6,182      155,354
   *United States Cellular Corp.......................................  27,886    1,146,672
    USA Mobility, Inc.................................................  23,864      265,845
    Verizon Communications, Inc....................................... 200,794    9,063,841
    Warwick Valley Telephone Co.......................................   5,727       75,196
   #Windstream Corp...................................................  54,999      547,790
                                                                               ------------
Total Telecommunication Services......................................           50,284,790
                                                                               ------------
Utilities -- (1.2%)
   *AES Corp. (The)................................................... 172,199    2,076,720
   #AGL Resources, Inc................................................   9,505      384,952
   #ALLETE, Inc.......................................................  10,155      421,026

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Utilities -- (Continued)
    Alliant Energy Corp...............................................      53 $    2,476
    American States Water Co..........................................   4,534    184,307
    Aqua America, Inc.................................................  12,726    326,295
   #Artesian Resources Corp. Class A..................................   2,239     48,183
    Atmos Energy Corp.................................................   8,582    307,665
   #Avista Corp.......................................................  16,003    442,963
   #Black Hills Corp..................................................  11,790    375,512
  #*Cadiz, Inc........................................................   2,750     19,525
    California Water Service Group....................................  13,678    252,633
   *Calpine Corp......................................................  62,871  1,074,465
    CH Energy Group, Inc..............................................   6,000    390,180
    Chesapeake Utilities Corp.........................................   3,436    157,163
   #Cleco Corp........................................................   6,815    298,224
    CMS Energy Corp...................................................  17,300    426,618
    Connecticut Water Services, Inc...................................   3,934    118,925
    Consolidated Water Co., Ltd.......................................  13,018    106,748
    Delta Natural Gas Co., Inc........................................   1,858     37,717
   *Dynegy, Inc....................................................... 119,536     49,488
    El Paso Electric Co...............................................  10,000    338,500
    Empire District Electric Co. (The)................................  10,756    231,254
    Gas Natural, Inc..................................................   1,949     19,782
    Genie Energy, Ltd. Class B........................................  22,104    156,054
   *GenOn Energy, Inc................................................. 583,214  1,388,049
    Great Plains Energy, Inc..........................................  13,107    290,713
   #Hawaiian Electric Industries, Inc.................................   8,438    240,399
    IDACORP, Inc......................................................   5,746    242,481
   #Integrys Energy Group, Inc........................................   7,049    426,746
   #ITC Holdings Corp.................................................   4,200    311,598
    Laclede Group, Inc. (The).........................................   5,586    233,383
   #MDU Resources Group, Inc..........................................   3,108     69,588
    MGE Energy, Inc...................................................   6,319    302,933
    Middlesex Water Co................................................  10,550    197,285
    National Fuel Gas Co..............................................   2,800    137,032
    New Jersey Resources Corp.........................................   9,664    443,578
    Northeast Utilities, Inc..........................................  15,733    627,432
   #Northwest Natural Gas Co..........................................   6,831    332,601
    NorthWestern Corp.................................................   9,900    365,607
  #*NRG Energy, Inc................................................... 124,277  2,463,170
    NV Energy, Inc....................................................  21,887    400,313
   #OGE Energy Corp...................................................   5,300    281,483
   #Ormat Technologies, Inc...........................................  36,965    665,370
    Otter Tail Corp...................................................   9,700    227,659
   #Piedmont Natural Gas Co...........................................   6,900    219,282
    Pinnacle West Capital Corp........................................   7,400    396,196
   #PNM Resources, Inc................................................  19,895    413,816
    Portland General Electric Co......................................  15,008    408,668
    Public Service Enterprise Group, Inc..............................  40,174  1,335,384
    Questar Corp......................................................  39,630    806,470
    RGC Resources, Inc................................................     400      7,152
    SJW Corp..........................................................  18,956    442,243
    South Jersey Industries, Inc......................................   7,648    404,273
   #Southwest Gas Corp................................................   8,454    377,556
   *Synthesis Energy Systems, Inc.....................................  44,676     49,144
    TECO Energy, Inc..................................................  20,582    374,387
    UGI Corp..........................................................  48,142  1,475,552
    UIL Holdings Corp.................................................  12,913    478,298
    Unitil Corp.......................................................   5,773    153,331
    UNS Energy Corp...................................................   9,674    393,732
   #Vectren Corp......................................................   7,293    217,696
   #Westar Energy, Inc................................................  11,100    339,216
    WGL Holdings, Inc.................................................   4,970    201,036

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CONTINUED

                                                                                   SHARES         VALUE+
                                                                                   ------         ------
Utilities -- (Continued)
  York Water Co.........................................................           4,020  $       72,481
                                                                                          --------------
Total Utilities.........................................................                      26,460,708
                                                                                          --------------
TOTAL COMMON STOCKS.....................................................                   1,892,490,032
                                                                                          --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    oDHT Holdings, Inc..................................................             234          25,779
                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
   o*Camco Financial Corp. Rights.......................................           3,400              --
   o*Capital Bank Corp. Contingent Value Rights.........................           2,758              --
   o*CVR Energy, Inc. Contingent Value Rights...........................          78,591              --
   o*Emergent Biosolutions, Inc. Contingent Value Rights................           3,245              --
    *FieldPoint Petroleum Corp. Warrants 03/23/17.......................           2,986           2,538
   o*Hampton Roads Bankshares, Inc. Rights 07/31/12.....................             280             147
  o#*PhotoMedex, Inc. Contingent Value Warrants.........................             339              --
   o*U.S. Concrete, Inc. Warrants Class A 08/31/17......................             567              --
   o*U.S. Concrete, Inc. Warrants Class B 08/31/17......................             567              --
                                                                                          --------------
TOTAL RIGHTS/WARRANTS...................................................                           2,685
                                                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
       Shares...........................................................         417,492         417,492
                                                                                          --------------

                                                                                  SHARES/
                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                                  -------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund......................................     382,638,615     382,638,615
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $959,453 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $962,333) to be repurchased at $931,507............................            $932         931,502
                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.....................................                     383,570,117
                                                                                          --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,144,228,666)^^...............................................                  $2,276,506,105
                                                                                          ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary......... $  291,148,016 $     26,027   --    $  291,174,043
  Consumer Staples...............    105,495,012           --   --       105,495,012
  Energy.........................    190,270,282           --   --       190,270,282
  Financials.....................    441,665,214           --   --       441,665,214
  Health Care....................    169,554,359           --   --       169,554,359
  Industrials....................    269,706,173       32,442   --       269,738,615
  Information Technology.........    236,962,230           --   --       236,962,230
  Materials......................    110,884,779           --   --       110,884,779
  Other..........................             --           --   --                --
  Telecommunication Services.....     50,284,790           --   --        50,284,790
  Utilities......................     26,460,708           --   --        26,460,708
Preferred Stocks
  Energy.........................             --       25,779   --            25,779
Rights/Warrants..................          2,538          147   --             2,685
Temporary Cash Investments.......        417,492           --   --           417,492
Securities Lending Collateral....             --  383,570,117   --       383,570,117
                                  -------------- ------------   --    --------------
TOTAL............................ $1,892,851,593 $383,654,512   --    $2,276,506,105
                                  ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                        ------      ------
COMMON STOCKS -- (80.5%)
Consumer Discretionary -- (14.8%)
   *1-800-FLOWERS.COM, Inc. Class A................................... 111,736 $   392,193
    A.H. Belo Corp. Class A...........................................  66,249     274,271
   #Aaron's, Inc...................................................... 286,969   8,416,801
    Acme United Corp..................................................   7,500      81,000
   *Aeropostale, Inc.................................................. 378,061   7,455,363
   *AFC Enterprises, Inc.............................................. 107,856   2,382,539
  #*ALCO Stores, Inc..................................................   5,784      38,868
   *Aldila, Inc.......................................................  67,103     134,206
    Ambassadors Group, Inc............................................  58,482     319,312
    Amcon Distributing Co.............................................   2,169     136,647
   *American Apparel, Inc............................................. 130,700     107,174
   #American Greetings Corp. Class A..................................  47,800     635,262
  #*American Public Education, Inc....................................  73,115   1,835,918
   *America's Car-Mart, Inc...........................................  41,127   1,886,907
   *Amerigon, Inc.....................................................  72,940     820,575
    Ameristar Casinos, Inc............................................ 172,111   2,903,513
  #*ANN, Inc.......................................................... 232,975   6,308,963
    Arbitron, Inc..................................................... 117,748   4,129,422
   *Arctic Cat, Inc...................................................  65,125   2,865,500
    Ark Restaurants Corp..............................................  17,030     253,917
   *Asbury Automotive Group, Inc...................................... 166,935   4,367,020
   *Ascent Capital Group, Inc. Class A................................  51,761   2,576,663
   *Ballantyne Strong, Inc............................................  60,900     325,815
  #*Bally Technologies, Inc........................................... 163,980   7,167,566
  #*Barnes & Noble, Inc............................................... 268,255   3,559,744
    Bassett Furniture Industries, Inc................................. 149,390   1,830,027
  #*Beasley Broadcast Group, Inc. Class A.............................  68,353     343,132
  #*Beazer Homes USA, Inc............................................. 293,991     682,059
    bebe stores, Inc.................................................. 336,621   2,019,726
    Belo Corp. Class A................................................ 383,656   2,628,044
    Benihana, Inc.....................................................  73,807   1,197,150
   #Big 5 Sporting Goods Corp.........................................  66,279     499,744
   *Biglari Holdings, Inc.............................................   6,402   2,405,551
  #*BJ's Restaurants, Inc............................................. 113,652   4,498,346
   *Black Diamond, Inc................................................  30,200     297,168
  #*Blue Nile, Inc....................................................  32,967     846,593
   *Bluegreen Corp.................................................... 106,741     511,289
   #Blyth, Inc........................................................  86,532   2,966,317
    Bob Evans Farms, Inc.............................................. 128,564   4,952,285
  #*Body Central Corp.................................................  44,814     463,377
   #Bon-Ton Stores, Inc. (The)........................................ 121,759     803,609
  #*Books-A-Million, Inc..............................................  45,236     106,757
    Bowl America, Inc. Class A........................................   6,405      80,383
  #*Boyd Gaming Corp.................................................. 216,777   1,235,629
   *Bravo Brio Restaurant Group, Inc..................................  30,592     552,797
  #*Bridgepoint Education, Inc........................................ 220,709   2,008,452
   #Brinker International, Inc........................................ 322,412  10,449,373
   *Brookfield Residential Properties, Inc............................  19,117     215,831
    Brown Shoe Co., Inc............................................... 218,300   3,003,808
   #Brunswick Corp.................................................... 304,610   6,698,374
   #Buckle, Inc. (The)................................................ 206,825   7,997,923
  #*Buffalo Wild Wings, Inc...........................................  86,677   6,291,883
   *Build-A-Bear Workshop, Inc........................................  68,675     319,339
   *Cabela's, Inc..................................................... 277,885  12,766,037
   *Cache, Inc........................................................  44,569     155,991
   #Callaway Golf Co.................................................. 266,660   1,463,963
   *Cambium Learning Group, Inc....................................... 118,479     134,474
    Canterbury Park Holding Corp......................................  12,913     134,941

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Capella Education Co..............................................  48,910 $ 1,297,093
   *Career Education Corp............................................. 214,349   1,009,584
  #*Caribou Coffee Co., Inc...........................................  87,915     999,594
   *Carmike Cinemas, Inc.............................................. 112,332   1,561,415
    Carriage Services, Inc............................................ 141,558   1,143,789
   *Carrols Restaurant Group, Inc..................................... 139,537     754,895
   *Carter's, Inc..................................................... 215,859  10,937,576
   *Casual Male Retail Group, Inc..................................... 183,945     698,991
    Cato Corp. Class A (The).......................................... 120,896   3,385,088
   *Cavco Industries, Inc.............................................  24,126   1,154,670
    CEC Entertainment, Inc............................................  92,416   3,184,655
  #*Central European Media Enterprises, Ltd. Class A..................  22,087     111,318
  #*Charles & Colvard, Ltd............................................  54,595     202,547
  #*Cheesecake Factory, Inc. (The).................................... 245,646   8,234,054
    Cherokee, Inc.....................................................  32,342     433,383
    Chico's FAS, Inc..................................................  55,559     851,164
  #*Children's Place Retail Stores, Inc. (The)........................  99,463   5,052,720
   #Choice Hotels International, Inc..................................   4,611     184,809
    Christopher & Banks Corp.......................................... 126,860     276,555
   *Chromcraft Revington, Inc.........................................  22,839      29,691
   #Churchill Downs, Inc..............................................  71,649   3,965,056
   *Citi Trends, Inc..................................................  51,989     781,395
   *Coast Distribution System, Inc. (The).............................  43,930      83,028
   *Cobra Electronics Corp............................................  26,671     121,886
  #*Coinstar, Inc..................................................... 138,663   6,585,106
   *Coldwater Creek, Inc.............................................. 208,113     133,192
  #*Collective Brands, Inc............................................ 257,895   5,549,900
    Collectors Universe, Inc..........................................  56,999     831,615
   #Columbia Sportswear Co............................................ 118,903   6,015,303
   *Comstock Holding Cos., Inc........................................   3,000       3,630
  #*Conn's, Inc....................................................... 136,388   2,434,526
    Cooper Tire & Rubber Co........................................... 291,633   5,094,828
    Core-Mark Holding Co., Inc........................................  47,100   2,274,459
   *Corinthian Colleges, Inc.......................................... 256,082     517,286
   #Cracker Barrel Old Country Store, Inc............................. 106,872   6,696,600
   *Crocs, Inc........................................................ 396,818   6,091,156
  #*Crown Media Holdings, Inc. Class A................................  52,217     101,823
    CSS Industries, Inc...............................................  26,600     498,484
   #CTC Media, Inc....................................................  88,811     658,978
    Culp, Inc.........................................................  40,299     402,990
   *Cumulus Media, Inc. Class A....................................... 801,871   2,020,715
   *Cybex International, Inc..........................................   4,936       6,071
  #*Daily Journal Corp................................................     200      18,960
   #Dana Holding Corp................................................. 368,405   4,855,578
   *dELiA*s, Inc......................................................  26,901      40,890
   *Delta Apparel, Inc................................................  14,717     206,038
    Destination Maternity Corp........................................  60,124   1,075,618
  o*DGSE Cos., Inc....................................................   5,479      40,709
  #*Dial Global, Inc..................................................   2,610       7,204
  #*Digital Generation, Inc...........................................  96,880   1,032,741
    Dillard's, Inc. Class A........................................... 173,931  11,345,519
  #*DineEquity, Inc...................................................  73,073   3,894,791
   *Dixie Group, Inc. (The)........................................... 107,711     372,680
   #Domino's Pizza, Inc............................................... 270,452   9,233,231
  #*Dorman Products, Inc.............................................. 148,287   4,258,803
   #Dover Downs Gaming & Entertainment, Inc...........................  43,169     117,851
   *Dover Motorsports, Inc............................................  56,312      84,468
  #*DreamWorks Animation SKG, Inc. Class A............................ 133,790   2,568,768
   *Drew Industries, Inc..............................................  91,011   2,444,555
   #DSW, Inc. Class A................................................. 136,560   8,073,427
   *E.W. Scripps Co. Class A (The).................................... 177,537   1,649,319

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *EDCI Holdings, Inc................................................  19,757 $   93,846
    Educational Development Corp......................................  15,090     61,869
    Einstein Noah Restaurant Group., Inc..............................  63,330  1,076,610
   *ELXSI Corp........................................................   1,800     20,025
   *Emerson Radio Corp................................................ 197,300    396,573
   *Emmis Communications Corp. Class A................................  60,662    135,276
  #*Empire Resorts, Inc...............................................  23,885     38,933
  #*Entercom Communications Corp. Class A............................. 105,111    571,804
   *Entertainment Gaming Asia, Inc....................................   4,182     11,459
    Entravision Communications Corp. Class A.......................... 176,161    218,440
    Escalade, Inc.....................................................  38,965    233,790
   #Ethan Allen Interiors, Inc........................................ 124,075  2,559,667
   *Ever-Glory International Group, Inc...............................   1,580      2,575
   *Exide Technologies................................................ 266,699    781,428
  #*Express, Inc...................................................... 358,756  5,775,972
   *Famous Dave's of America, Inc.....................................  29,128    302,931
   *Federal-Mogul Corp................................................ 132,862  1,321,977
   *Fiesta Restaurant Group, Inc......................................  94,513  1,454,555
   #Finish Line, Inc. Class A (The)................................... 230,692  4,816,849
   *Fisher Communications, Inc........................................  21,878    699,221
  #*Flanigan's Enterprises, Inc.......................................   5,380     44,143
    Flexsteel Industries, Inc.........................................  23,303    498,451
   *Frederick's of Hollywood Group, Inc...............................   1,000        390
    Fred's, Inc. Class A.............................................. 164,390  2,334,338
    Frisch's Restaurants, Inc.........................................  20,810    676,533
  #*Fuel Systems Solutions, Inc.......................................  67,246  1,191,599
   *Full House Resorts, Inc...........................................  60,738    165,815
   *Furniture Brands International, Inc............................... 179,945    197,939
   *Gaiam, Inc. Class A...............................................  57,070    195,750
    Gaming Partners International Corp................................   8,434     52,206
  #*Gaylord Entertainment Co.......................................... 209,290  7,691,407
   *Geeknet, Inc......................................................  10,551    211,020
   *Genesco, Inc...................................................... 107,595  7,124,941
   *G-III Apparel Group, Ltd..........................................  82,033  2,015,551
   *Global Sources, Ltd...............................................   6,591     39,546
   *Gordmans Stores, Inc..............................................  22,591    382,692
   *Grand Canyon Education, Inc....................................... 221,437  3,684,712
   *Gray Television, Inc.............................................. 174,728    293,543
   *Gray Television, Inc. Class A.....................................  25,939     38,908
   #Group 1 Automotive, Inc...........................................  97,829  5,258,309
   *Hallwood Group, Inc. (The)........................................   1,128     11,111
   *Hampshire Group, Ltd..............................................   8,000     24,760
   *Harris Interactive, Inc........................................... 907,213  1,043,295
    Harte-Hanks, Inc.................................................. 226,835  1,429,060
   *Hastings Entertainment, Inc.......................................  42,003     81,066
    Haverty Furniture Cos., Inc.......................................  68,546    773,199
    Haverty Furniture Cos., Inc. Class A..............................   3,785     43,149
   *Heelys, Inc.......................................................  24,682     48,130
   *Helen of Troy, Ltd................................................ 138,007  4,203,693
  o*Here Media, Inc...................................................  22,918        229
  o*Here Media, Inc. Special Shares...................................  22,918        229
  #*hhgregg, Inc...................................................... 155,532  1,070,060
  #*Hibbett Sports, Inc............................................... 114,112  6,934,586
   #Hillenbrand, Inc.................................................. 248,760  4,301,060
    Hooker Furniture Corp.............................................  41,469    488,920
    Hot Topic, Inc.................................................... 197,547  2,007,078
  #*Hovnanian Enterprises, Inc. Class A............................... 105,655    245,120
    HSN, Inc.......................................................... 228,644  9,685,360
  #*Iconix Brand Group, Inc........................................... 275,956  4,892,700
   *Insignia Systems, Inc.............................................  15,351     25,636
   #International Speedway Corp. Class A.............................. 107,231  2,749,403

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Interval Leisure Group, Inc....................................... 255,738 $4,690,235
  #*iRobot Corp.......................................................  96,970  2,207,037
   *Isle of Capri Casinos, Inc........................................  74,225    435,701
  #*ITT Educational Services, Inc..................................... 105,162  4,082,389
   *J. Alexander's Corp...............................................  16,142    210,492
   *Jack in the Box, Inc.............................................. 203,781  5,500,049
    Jaclyn, Inc.......................................................   2,235     11,622
   #JAKKS Pacific, Inc................................................  62,792  1,005,928
   *Johnson Outdoors, Inc. Class A....................................  23,406    489,888
    Jones Group, Inc. (The)........................................... 354,465  3,746,695
  #*Jos. A. Bank Clothiers, Inc....................................... 115,922  4,898,864
   *Journal Communications, Inc. Class A.............................. 272,281  1,508,437
  #*K12, Inc.......................................................... 135,517  2,450,147
   #KB Home........................................................... 396,059  3,659,585
   *Kenneth Cole Productions, Inc. Class A............................  54,907    825,801
   *Kid Brands, Inc................................................... 195,908    299,739
   *Kirkland's, Inc...................................................  91,646    990,693
   *Kona Grill, Inc...................................................  40,604    334,983
    Koss Corp.........................................................  25,262    118,984
   *Krispy Kreme Doughnuts, Inc....................................... 293,023  1,787,440
  #*K-Swiss, Inc. Class A.............................................  91,300    283,943
   #Lacrosse Footwear, Inc............................................  26,628    531,229
   *Lakeland Industries, Inc..........................................  21,528    142,085
   *Lazare Kaplan International, Inc..................................   9,600     21,600
   *La-Z-Boy, Inc..................................................... 248,063  2,966,833
   *LeapFrog Enterprises, Inc......................................... 250,363  2,876,671
   *Learning Tree International, Inc..................................  40,081    193,591
   *Lee Enterprises, Inc.............................................. 467,197    583,996
   *Libbey, Inc.......................................................  76,373  1,108,936
   *Liberty Media Corp. - Liberty Capital Class B.....................   1,444    136,516
  #*Life Time Fitness, Inc............................................ 181,385  8,236,693
    Lifetime Brands, Inc..............................................  52,737    679,253
   *LIN TV Corp. Class A.............................................. 150,316    539,634
    Lincoln Educational Services Corp.................................  75,737    330,213
   *Lions Gate Entertainment Corp.....................................   8,619    115,926
    Lithia Motors, Inc. Class A....................................... 152,270  4,242,242
  #*Live Nation Entertainment, Inc.................................... 522,534  4,661,003
  #*LodgeNet Interactive Corp.........................................  28,748     17,249
   *Luby's, Inc....................................................... 245,262  1,626,087
  #*Lumber Liquidators Holdings, Inc..................................  63,274  2,675,857
   *M/I Homes, Inc.................................................... 106,243  1,762,571
    Mac-Gray Corp.....................................................  50,929    704,348
  #*Madison Square Garden Co. Class A (The)........................... 113,712  4,122,060
   *Maidenform Brands, Inc............................................  97,432  2,053,867
    Marcus Corp.......................................................  82,509  1,082,518
   #Marine Products Corp.............................................. 124,051    676,078
   *MarineMax, Inc.................................................... 100,682    749,074
  #*Martha Stewart Living Omnimedia Class A........................... 140,476    456,547
    Matthews International Corp. Class A.............................. 116,197  3,369,713
  #*McClatchy Co. Class A (The)....................................... 213,188    343,233
    McRae Industries, Inc. Class A....................................   2,500     37,437
   #MDC Holdings, Inc................................................. 214,618  6,837,729
  #*Media General, Inc. Class A.......................................  78,063    381,728
    Men's Wearhouse, Inc. (The)....................................... 205,227  5,592,436
   #Meredith Corp..................................................... 164,801  5,445,025
   *Meritage Homes Corp............................................... 146,573  5,144,712
   *Modine Manufacturing Co........................................... 167,326  1,122,757
   *Monarch Casino & Resort, Inc......................................  48,815    364,648
   #Monro Muffler Brake, Inc.......................................... 126,009  4,167,118
   *Morgans Hotel Group Co............................................   2,449     12,147
  #*Motorcar Parts of America, Inc....................................  42,829    190,589

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.................................................    88,356 $ 2,071,065
   *MTR Gaming Group, Inc.............................................    59,127     212,857
   *Multimedia Games Holding Co., Inc.................................    97,834   1,384,351
   *Nathan's Famous, Inc..............................................    20,488     620,582
    National CineMedia, Inc...........................................   234,728   3,319,054
   *Nautilus, Inc.....................................................   217,722     696,710
   *Navarre Corp......................................................    88,513     118,607
   *New Frontier Media, Inc...........................................     3,200       4,928
   *New York & Co., Inc...............................................   374,145   1,702,360
  #*New York Times Co. Class A (The)..................................   571,364   4,428,071
   *Nexstar Broadcasting Group, Inc. Class A..........................    36,510     238,045
   *Nobility Homes, Inc...............................................    13,083      74,311
   #Nutrisystem, Inc..................................................   128,740   1,349,839
   *Office Depot, Inc.................................................   992,022   1,765,799
  #*OfficeMax, Inc....................................................   295,315   1,325,964
   *Orbitz Worldwide, Inc.............................................   267,489   1,160,902
   *Orient-Express Hotels, Ltd. Class A...............................   441,179   4,023,552
    Outdoor Channel Holdings, Inc.....................................    94,608     656,580
  #*Overstock.com, Inc................................................    43,324     348,325
    Oxford Industries, Inc............................................    89,829   3,884,206
   *P & F Industries, Inc. Class A....................................    10,000      50,200
   *Pacific Sunwear of California, Inc................................   211,007     449,445
  #*Papa John's International, Inc....................................   106,940   5,455,009
  #*Peet's Coffee & Tea, Inc..........................................    25,346   1,911,088
   #Penske Automotive Group, Inc......................................   337,541   8,067,230
    Pep Boys - Manny, Moe & Jack (The)................................   201,728   1,829,673
   *Perfumania Holdings, Inc..........................................    15,984     137,462
   *Perry Ellis International, Inc....................................    72,333   1,363,477
   #PetMed Express, Inc...............................................    88,449     859,724
   #Pier 1 Imports, Inc...............................................   641,193  10,573,273
   *Pinnacle Entertainment, Inc.......................................   220,582   2,393,315
   *Point.360.........................................................     4,284       2,292
    Pool Corp.........................................................   197,405   7,276,348
   *Q.E.P. Co., Inc...................................................     9,614     165,842
   *Quantum Fuel Systems Technologies Worldwide, Inc..................     6,097       5,106
   *Quiksilver, Inc...................................................   636,314   1,838,947
    R.G. Barry Corp...................................................    40,994     546,040
  #*Radio One, Inc. Class D........................................... 1,003,142     832,608
   #RadioShack Corp...................................................   398,598   1,159,920
   *Reading International, Inc. Class A...............................    22,403     110,671
   *Reading International, Inc. Class B...............................     2,710      14,363
   *Red Lion Hotels Corp..............................................    68,302     510,899
   *Red Robin Gourmet Burgers, Inc....................................    80,554   2,404,537
   #Regal Entertainment Group Class A.................................   472,935   6,535,962
   #Regis Corp........................................................   245,349   4,151,305
    Rent-A-Center, Inc................................................   231,155   8,219,872
   *Rentrak Corp......................................................    27,882     521,951
   *Rick's Cabaret International, Inc.................................    38,005     320,762
   *Rockford Corp.....................................................    24,170     114,808
   *Rocky Brands, Inc.................................................    94,670   1,092,492
   *Ruby Tuesday, Inc.................................................   270,481   1,733,783
  #*rue21, inc........................................................   102,913   2,535,776
   *Ruth's Hospitality Group, Inc.....................................   168,946   1,135,317
   #Ryland Group, Inc. (The)..........................................   222,594   5,315,545
   *Saga Communications, Inc. Class A.................................    13,957     473,142
  #*Saks, Inc.........................................................   716,970   7,477,997
    Salem Communications Corp. Class A................................   132,841     649,592
   *Sally Beauty Holdings, Inc........................................   177,914   4,700,488
    Scholastic Corp...................................................   107,233   3,230,930
  #*School Specialty, Inc.............................................    66,583     223,719
   *Scientific Games Corp. Class A....................................   374,190   3,165,647

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Sealy Corp........................................................ 197,699 $   330,157
  #*Select Comfort Corp............................................... 221,125   5,751,461
   #Service Corp. International....................................... 240,473   3,090,078
    Shiloh Industries, Inc............................................ 208,939   2,195,949
    Shoe Carnival, Inc................................................  91,835   2,038,737
   *Shuffle Master, Inc............................................... 251,077   3,668,235
  #*Shutterfly, Inc................................................... 159,814   5,246,694
    Sinclair Broadcast Group, Inc. Class A............................ 447,331   4,562,776
   #Six Flags Entertainment Corp...................................... 182,712  10,526,038
   *Skechers U.S.A., Inc. Class A..................................... 161,474   3,219,792
   *Skullcandy, Inc...................................................   8,462     121,937
    Skyline Corp......................................................  45,820     224,976
   *Smith & Wesson Holding Corp....................................... 251,986   2,545,059
   #Sonic Automotive, Inc. Class A.................................... 180,355   3,087,678
   *Sonic Corp........................................................ 303,721   3,006,838
   *Spanish Broadcasting System, Inc. Class A.........................  43,707     163,901
    Spartan Motors, Inc............................................... 122,784     626,198
   *Spectrum Group International, Inc.................................  85,617     167,381
   #Speedway Motorsports, Inc......................................... 120,707   1,920,448
   *Sport Chalet, Inc. Class A........................................  28,319      41,063
   *Sport Chalet, Inc. Class B........................................   4,108       7,353
   *Sports Club Co., Inc. (The).......................................  19,000      13,110
    Stage Stores, Inc................................................. 133,727   2,532,789
    Standard Motor Products, Inc...................................... 144,840   2,036,450
  #*Standard Pacific Corp............................................. 799,312   4,532,099
   *Stanley Furniture Co., Inc........................................  35,155     143,784
   *Stein Mart, Inc................................................... 169,165   1,344,862
   *Steiner Leisure, Ltd..............................................  62,888   2,622,430
   *Steinway Musical Instruments, Inc.................................  50,665   1,248,386
  #*Steven Madden, Ltd................................................ 172,873   6,989,255
    Stewart Enterprises, Inc. Class A................................. 244,896   1,672,640
   *Stoneridge, Inc................................................... 101,681     652,792
    Strattec Security Corp............................................  11,681     262,939
   #Strayer Education, Inc............................................  15,683   1,139,527
   #Sturm Ruger & Co., Inc............................................  86,195   4,260,619
    Superior Industries International, Inc............................ 113,354   1,937,220
    Superior Uniform Group, Inc.......................................  10,485     128,861
   *Syms Corp.........................................................  34,797     115,178
   *Systemax, Inc..................................................... 125,922   1,570,247
   *Talbots, Inc......................................................  33,903      92,894
   *Tandy Brands Accessories, Inc.....................................  14,700      19,845
    Tandy Leather Factory, Inc........................................   3,583      18,345
   *Tenneco, Inc...................................................... 173,233   5,073,995
   #Texas Roadhouse, Inc.............................................. 304,909   5,277,975
   #Thor Industries, Inc.............................................. 232,735   6,686,477
   *Tower International, Inc..........................................   1,157       9,939
  #*Town Sports International Holdings, Inc...........................  99,858   1,290,165
   *Trans World Entertainment Corp.................................... 452,232   1,356,696
    True Religion Apparel, Inc........................................ 103,507   2,716,024
   *Tuesday Morning Corp.............................................. 159,005     804,565
   *Unifi, Inc........................................................ 122,873   1,361,433
  #*Universal Electronics, Inc........................................  52,879     665,747
    Universal Technical Institute, Inc................................  91,813   1,054,931
   *UQM Technologies, Inc............................................. 119,010      95,208
   *US Auto Parts Network, Inc........................................  97,364     413,797
   #Vail Resorts, Inc................................................. 158,836   7,884,619
  #*Valassis Communications, Inc...................................... 185,051   4,172,900
   #Value Line, Inc...................................................  26,515     314,468
   *Valuevision Media, Inc. Class A................................... 257,001     483,162
  #*Vitacost.com, Inc.................................................  18,064     119,222
  #*Vitamin Shoppe, Inc............................................... 134,230   7,371,912

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *VOXX International Corp........................................... 158,868 $  1,189,921
    Walking Co. Holdings, Inc. (The)..................................   3,061       21,427
  #*Warnaco Group, Inc. (The).........................................  76,046    3,244,122
   *Wells-Gardner Electronics Corp....................................  33,182       76,319
    Wendy's Co. (The).................................................  25,092      115,172
   *West Marine, Inc.................................................. 139,909    1,431,269
   *Wet Seal, Inc. Class A (The)...................................... 370,868    1,016,178
    Weyco Group, Inc..................................................  50,427    1,200,163
    Williams Controls, Inc............................................  10,928      119,662
   #Winmark Corp......................................................  22,778    1,258,257
  #*Winnebago Industries, Inc......................................... 125,935    1,275,722
   *WMS Industries, Inc............................................... 219,114    4,025,124
   #Wolverine World Wide, Inc......................................... 208,156    9,248,371
   #World Wrestling Entertainment, Inc. Class A....................... 109,771      850,725
  #*Xanadoo Co. Class A...............................................     170       63,837
  #*Zagg, Inc.........................................................  73,322      813,874
   *Zale Corp......................................................... 131,182      396,170
  #*Zumiez, Inc....................................................... 136,125    4,945,421
                                                                               ------------
Total Consumer Discretionary..........................................          785,462,992
                                                                               ------------
Consumer Staples -- (3.7%)
    Alico, Inc........................................................  24,956      729,464
   *Alliance One International, Inc................................... 319,537    1,041,691
    Andersons, Inc. (The).............................................  80,994    3,075,342
    Arden Group, Inc. Class A.........................................   4,586      398,157
   #B&G Foods, Inc.................................................... 221,534    6,202,952
  #*Boston Beer Co., Inc. Class A (The)...............................  35,932    3,870,595
   *Bridgford Foods Corp..............................................  17,169      134,605
   #Calavo Growers, Inc...............................................  66,522    1,794,764
   #Cal-Maine Foods, Inc..............................................  89,390    3,372,685
   #Casey's General Stores, Inc....................................... 144,677    8,598,154
    CCA Industries, Inc...............................................  16,064       76,304
  #*Central European Distribution Corp................................  33,296      108,545
   *Central Garden & Pet Co...........................................  66,566      714,919
   *Central Garden & Pet Co. Class A.................................. 164,232    1,875,529
   *Chiquita Brands International, Inc................................ 158,795      822,558
    Coca-Cola Bottling Co. Consolidated...............................  31,495    2,115,519
   #Coffee Holding Co., Inc...........................................  11,600       65,540
   *Craft Brew Alliance, Inc..........................................  65,635      560,523
  #*Darling International, Inc........................................ 500,934    8,275,430
   *Dean Foods Co..................................................... 298,393    3,691,121
   #Diamond Foods, Inc................................................  79,218    1,288,877
  #*Dole Food Co., Inc................................................ 162,668    1,914,602
   *Elizabeth Arden, Inc.............................................. 127,207    4,962,345
   *Farmer Bros. Co...................................................  46,457      362,365
    Fresh Del Monte Produce, Inc...................................... 226,816    5,556,992
  #*Fresh Market, Inc. (The)..........................................  10,243      603,210
   *Glacier Water Services, Inc.......................................   3,200       64,000
    Golden Enterprises, Inc...........................................  32,785      113,108
    Griffin Land & Nurseries, Inc.....................................  20,710      596,448
  #*Hain Celestial Group, Inc (The)................................... 180,533   10,053,883
  #*Harbinger Group, Inc..............................................  29,985      277,661
   #Harris Teeter Supermarkets, Inc................................... 170,956    7,067,321
    Ingles Markets, Inc. Class A......................................  51,329      839,742
    Inter Parfums, Inc................................................ 113,015    1,837,624
   *Inventure Foods, Inc..............................................   3,675       28,150
    J & J Snack Foods Corp............................................  78,166    4,517,213
   *John B. Sanfilippo & Son, Inc.....................................  61,007    1,034,679
   #Lancaster Colony Corp............................................. 113,736    7,880,767
   #Lifeway Foods, Inc................................................  50,414      532,372
   #Limoneira Co......................................................     560       10,024

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
   *Mannatech, Inc....................................................   5,419 $     32,785
  #*Medifast, Inc.....................................................  71,102    1,997,966
    MGP Ingredients, Inc..............................................  63,782      207,291
    Nash-Finch Co.....................................................  44,890      860,092
   *National Beverage Corp............................................ 133,045    1,929,152
   *Natural Alternatives International, Inc...........................  20,426      137,058
    Nature's Sunshine Products, Inc...................................  33,684      520,755
   #Nu Skin Enterprises, Inc. Class A.................................  76,921    3,923,740
   *Nutraceutical International Corp..................................  38,704      577,077
    Oil-Dri Corp. of America..........................................  20,655      452,964
   *Omega Protein Corp................................................  68,815      573,229
   #Orchids Paper Products Co.........................................  21,164      359,788
   *Overhill Farms, Inc...............................................  44,285      170,497
   *Pantry, Inc. (The)................................................  83,120    1,182,798
   *Physicians Formula Holdings, Inc..................................  57,706      205,433
   *Pilgrim's Pride Corp.............................................. 486,179    2,260,732
   *Pizza Inn Holdings, Inc...........................................   8,932       20,812
   *Post Holdings, Inc................................................ 135,086    3,998,546
   *Prestige Brands Holdings, Inc..................................... 195,020    3,200,278
   #PriceSmart, Inc................................................... 117,776    8,482,228
    Reliv' International, Inc.........................................  28,122       40,214
   *Revlon, Inc. Class A.............................................. 222,974    3,244,272
   #Rocky Mountain Chocolate Factory, Inc.............................  24,981      305,518
   #Sanderson Farms, Inc..............................................  98,290    3,620,021
   *Scheid Vineyards, Inc.............................................     440        6,094
   *Schiff Nutrition International, Inc...............................  88,951    1,554,863
   *Seneca Foods Corp. Class A........................................  33,027      815,106
   *Seneca Foods Corp. Class B........................................   2,794       69,599
   *Smart Balance, Inc................................................ 242,574    2,309,304
    Snyders-Lance, Inc................................................ 209,275    4,903,313
    Spartan Stores, Inc............................................... 109,462    1,882,746
   *Spectrum Brands Holdings, Inc.....................................  98,933    3,643,702
  #*Star Scientific, Inc.............................................. 143,838      543,708
    Stephan Co. (The).................................................   3,400        7,990
   #SUPERVALU, Inc.................................................... 744,221    1,838,226
   *Susser Holdings Corp..............................................  94,265    3,403,909
   *Tofutti Brands, Inc...............................................  19,440       27,410
   #Tootsie Roll Industries, Inc...................................... 120,665    2,953,879
  #*TreeHouse Foods, Inc.............................................. 120,060    6,722,159
   *United Natural Foods, Inc......................................... 164,064    8,908,675
   #United-Guardian, Inc..............................................  19,179      337,359
   #Universal Corp.................................................... 101,947    4,642,666
  #*USANA Health Sciences, Inc........................................  65,335    2,938,768
   #Vector Group, Ltd................................................. 183,696    3,120,995
    Village Super Market, Inc. Class A................................  30,888    1,093,744
    WD-40 Co..........................................................  64,353    3,092,162
    Weis Markets, Inc................................................. 101,027    4,397,705
                                                                               ------------
Total Consumer Staples................................................          194,583,108
                                                                               ------------
Energy -- (3.6%)
  #*Abraxas Petroleum Corp............................................ 111,700      280,367
    Adams Resources & Energy, Inc.....................................  17,949      745,960
    Alon USA Energy, Inc.............................................. 146,137    1,595,816
  #*Approach Resources, Inc........................................... 138,132    3,646,685
   *Barnwell Industries, Inc..........................................  32,713       98,139
  #*Basic Energy Services, Inc........................................ 156,975    1,698,469
   #Berry Petroleum Co. Class A.......................................  20,576      782,300
  #*Bill Barrett Corp................................................. 183,862    3,872,134
  #*BioFuel Energy Corp...............................................   7,735       21,271
   *Black Ridge Oil and Gas, Inc......................................   8,404        3,149
    Bolt Technology Corp..............................................  36,180      526,419

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Energy -- (Continued)
  #*BPZ Resources, Inc................................................ 456,875 $1,041,675
   #Bristow Group, Inc................................................ 147,074  6,731,577
   *Cal Dive International, Inc....................................... 364,422    590,364
   *Callon Petroleum Co............................................... 165,505    822,560
  #*Carrizo Oil & Gas, Inc............................................ 155,896  3,930,138
  #*Clayton Williams Energy, Inc......................................  47,899  1,977,271
  #*Clean Energy Fuels Corp........................................... 409,703  5,780,909
   *Cloud Peak Energy, Inc............................................ 249,672  4,132,072
   *Comstock Resources, Inc........................................... 179,771  2,908,695
   *Contango Oil & Gas Co.............................................  64,860  3,842,955
   *CREDO Petroleum Corp..............................................  22,505    324,747
   *Crimson Exploration, Inc.......................................... 153,529    675,528
    Crosstex Energy, Inc.............................................. 203,775  2,748,925
   *Dawson Geophysical Co.............................................  33,345    768,269
    Delek US Holdings, Inc............................................ 149,883  2,958,690
    DHT Holdings, Inc.................................................  28,918    191,145
   *Double Eagle Petroleum Co.........................................  38,812    161,070
  #*Endeavour International Corp...................................... 110,150    943,985
  #*Energy Partners, Ltd.............................................. 160,558  2,713,430
   *ENGlobal Corp.....................................................  92,274    131,952
  #*Evolution Petroleum Corp..........................................  32,036    267,501
   #EXCO Resources, Inc............................................... 221,234  1,557,487
   *Exterran Holdings, Inc............................................ 278,970  4,120,387
   *FieldPoint Petroleum Corp.........................................  31,986    131,462
   *Forest Oil Corp................................................... 204,926  1,403,743
   *FX Energy, Inc....................................................  84,651    569,701
   *Geokinetics, Inc..................................................  50,110     15,033
   *GeoMet, Inc....................................................... 133,120     46,592
   *GeoResources, Inc................................................. 100,753  3,371,195
  #*Gevo, Inc.........................................................   5,334     20,696
   *Global Geophysical Services, Inc.................................. 221,744  1,301,637
  #*GMX Resources, Inc................................................ 205,740    166,670
  #*Green Plains Renewable Energy, Inc................................ 131,629    584,433
    Gulf Island Fabrication, Inc......................................  56,043  1,558,556
   *Gulfmark Offshore, Inc. Class A................................... 105,315  3,786,074
  #*Gulfport Energy Corp.............................................. 227,966  4,696,100
  #*Harvest Natural Resources, Inc.................................... 145,479  1,146,375
  #*Heckmann Corp..................................................... 498,877  1,536,541
  #*Helix Energy Solutions Group, Inc................................. 473,880  8,472,974
   *Hercules Offshore, Inc............................................ 617,874  2,218,168
   *HKN, Inc..........................................................  94,400    212,400
   *Hornbeck Offshore Services, Inc................................... 163,417  6,920,710
  #*Houston American Energy Corp......................................  59,887     48,508
  #*ION Geophysical Corp.............................................. 952,274  6,332,622
  #*James River Coal Co............................................... 114,145    261,392
   *Key Energy Services, Inc.......................................... 605,430  4,849,494
  #*Lucas Energy, Inc.................................................  78,003    134,165
   #Lufkin Industries, Inc............................................  78,096  3,596,321
  #*Magnum Hunter Resources Corp...................................... 225,564    857,143
   *Matrix Service Co................................................. 112,537  1,165,883
   *Mexco Energy Corp.................................................   6,572     38,118
   *Mitcham Industries, Inc...........................................  54,852    969,235
   *Natural Gas Services Group, Inc...................................  45,279    656,546
   *Newpark Resources, Inc............................................ 382,747  2,614,162
   #Nordic American Tankers, Ltd......................................   2,612     30,560
  #*Northern Oil & Gas, Inc........................................... 153,417  2,417,852
   #Overseas Shipholding Group, Inc................................... 100,481    574,751
   *OYO Geospace Corp.................................................  25,905  2,455,276
    Panhandle Oil & Gas, Inc. Class A.................................  24,409    749,356
   *Parker Drilling Co................................................ 456,033  2,111,433
  #*Patriot Coal Corp................................................. 308,594     30,859

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
   *PDC Energy, Inc...................................................  94,570 $  2,477,734
    Penn Virginia Corp................................................ 171,140    1,146,638
  #*PetroQuest Energy, Inc............................................ 247,981    1,366,375
   *PHI, Inc. Non-Voting..............................................  42,981    1,146,733
   *PHI, Inc. Voting..................................................   4,419      113,347
   *Pioneer Energy Services Corp...................................... 221,890    1,783,996
   *PostRock Energy Corp..............................................  23,314       46,861
   *Pyramid Oil Co....................................................  17,796       76,879
   *REX American Resources Corp.......................................  21,400      377,710
  #*Rex Energy Corp................................................... 187,979    2,383,574
   *RigNet, Inc.......................................................   1,294       24,172
  #*Rosetta Resources, Inc............................................   7,436      310,230
  #*Royale Energy, Inc................................................  10,018       28,651
  #*SEACOR Holdings, Inc..............................................  43,127    3,663,639
   *SemGroup Corp. Class A............................................  64,216    2,164,721
   #Ship Finance International, Ltd................................... 321,995    4,662,488
  #*Stone Energy Corp................................................. 195,884    5,143,914
   *Swift Energy Co................................................... 151,326    2,828,283
   *Synergy Resources Corp............................................      97          285
  #*Syntroleum Corp................................................... 120,790       82,173
   #Targa Resources Corp..............................................  56,507    2,489,133
    Teekay Corp.......................................................  75,857    2,331,086
   *Tesco Corp........................................................  31,974      370,579
   *TETRA Technologies, Inc........................................... 320,832    2,223,366
   *TGC Industries, Inc...............................................  89,143      622,218
  #*Triangle Petroleum Corp...........................................  58,199      325,332
   *U.S. Energy Corp..................................................  10,000       23,100
   *Union Drilling, Inc............................................... 100,724      360,592
  #*Uranium Energy Corp...............................................  84,646      169,292
  #*USEC, Inc......................................................... 380,563      365,340
   *VAALCO Energy, Inc................................................ 270,442    1,982,340
  #*Venoco, Inc....................................................... 158,270    1,467,163
   *Verenium Corp.....................................................   8,907       38,924
  #*Voyager Oil & Gas, Inc............................................  13,243       14,965
   #W&T Offshore, Inc................................................. 289,956    5,361,286
   *Warren Resources, Inc............................................. 271,650      630,228
   #Western Refining, Inc............................................. 371,375    8,738,454
   *Westmoreland Coal Co..............................................  22,177      163,223
   *Willbros Group, Inc............................................... 190,705    1,306,329
  #*ZaZa Energy Corp..................................................  25,602       96,776
  #*Zion Oil & Gas, Inc...............................................   9,773       17,494
                                                                               ------------
Total Energy..........................................................          189,570,400
                                                                               ------------
Financials -- (12.7%)
   *1st Constitution Bancorp..........................................   1,859       17,010
    1st Source Corp...................................................  97,463    2,165,628
   *1st United Bancorp, Inc...........................................  48,835      289,592
   *21st Century Holding Co...........................................  28,865      135,377
   #Access National Corp..............................................  21,256      293,758
  #*Alexander & Baldwin, Inc.......................................... 163,316    5,232,645
    Alliance Bancorp, Inc. of Pennsylvania............................   3,510       42,541
    Alliance Financial Corp...........................................  16,014      562,572
   *Altisource Portfolio Solutions SA................................. 103,089    7,995,583
    Ameriana Bancorp..................................................   2,912       17,472
   *American Capital, Ltd............................................. 659,244    6,566,070
   #American Equity Investment Life Holding Co........................ 272,539    3,180,530
   *American Independence Corp........................................   7,700       41,580
   #American National Bankshares, Inc.................................  23,894      540,482
   *American National Insurance Co....................................       5          352
   *American River Bankshares.........................................   7,326       49,524
   *American Safety Insurance Holdings, Ltd...........................  38,333      684,244

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Financials -- (Continued)
   *American Spectrum Realty, Inc.....................................     3,652 $   12,965
   *Ameris Bancorp....................................................    90,367  1,078,982
   *AMERISAFE, Inc....................................................    74,405  1,857,521
   *AmeriServ Financial, Inc..........................................   278,158    795,532
   #AmTrust Financial Services, Inc...................................   252,575  7,524,209
   *Anchor Bancorp Wisconsin, Inc.....................................     2,600      1,170
    Argo Group International Holdings, Ltd............................   123,606  3,635,252
   #Arrow Financial Corp..............................................    43,109  1,048,411
   #Artio Global Investors, Inc.......................................    47,940    154,846
    ASB Financial Corp................................................       900     11,520
    Aspen Insurance Holdings, Ltd.....................................   101,877  2,927,945
    Associated Banc-Corp..............................................   142,104  1,774,879
   #Astoria Financial Corp............................................   361,307  3,403,512
    Atlantic American Corp............................................    20,640     56,760
   *Atlantic Coast Financial Corp.....................................       143        363
   #Auburn National Bancorporation, Inc...............................     2,786     60,345
   *AV Homes, Inc.....................................................    45,108    558,437
    Baldwin & Lyons, Inc. Class A.....................................     1,471     33,097
    Baldwin & Lyons, Inc. Class B.....................................    29,786    691,929
    Bancfirst Corp....................................................    49,737  2,020,317
   *Bancorp, Inc. (The)...............................................   132,225  1,236,304
   #BancorpSouth, Inc.................................................   351,626  5,095,061
   *BancTrust Financial Group, Inc....................................    33,039     97,795
    Bank Mutual Corp..................................................   125,130    533,054
    Bank of Commerce Holdings.........................................     4,592     18,827
   #Bank of Hawaii Corp...............................................    14,938    697,754
   #Bank of Kentucky Financial Corp...................................     3,533     86,806
   #Bank of the Ozarks, Inc...........................................   145,289  4,676,853
  #*BankAtlantic Bancorp, Inc. Class A................................    60,353    364,532
    BankFinancial Corp................................................    75,127    590,498
    Banner Corp.......................................................    67,729  1,539,480
    Bar Harbor Bankshares.............................................    12,753    444,187
   *BBCN Bancorp, Inc.................................................   336,990  3,821,467
   #BCB Bancorp, Inc..................................................    18,073    191,032
  #*BCSB Bancorp, Inc.................................................     1,710     24,120
    Beacon Federal Bancorp, Inc.......................................     3,161     63,441
   *Beneficial Mutual Bancorp, Inc....................................   269,963  2,310,883
  #*Berkshire Bancorp, Inc............................................    10,144     83,891
   #Berkshire Hills Bancorp, Inc......................................    85,667  1,924,081
   *BFC Financial Corp. Class A.......................................    48,033     30,261
   #BGC Partners, Inc. Class A........................................   186,216    925,494
   *BNCCORP, Inc......................................................     3,900     11,700
   *BofI Holding, Inc.................................................    40,441    815,695
    Boston Private Financial Holdings, Inc............................   330,611  3,111,050
   #Bridge Bancorp, Inc...............................................     8,125    162,906
   *Bridge Capital Holdings...........................................     3,703     57,508
    Brookline Bancorp, Inc............................................   321,832  2,706,607
    Bryn Mawr Bank Corp...............................................    50,930  1,053,232
   #C&F Financial Corp................................................       966     39,538
    Calamos Asset Management, Inc. Class A............................    85,456    903,270
   #California First National Bancorp.................................    14,701    238,744
   *Camco Financial Corp..............................................     9,661     23,959
    Camden National Corp..............................................    31,126  1,122,715
   *Cape Bancorp, Inc.................................................     6,168     57,239
   *Capital Bank Corp.................................................     3,978      9,428
   #Capital City Bank Group, Inc......................................    48,603    356,260
    Capital Properties, Inc. Class A..................................     1,300     12,350
   oCapital Properties, Inc. Class B..................................     1,300         --
    Capital Southwest Corp............................................     6,465    674,946
    CapitalSource, Inc................................................ 1,099,889  7,204,273
   #Capitol Federal Financial, Inc....................................   482,662  5,656,799

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Cardinal Financial Corp........................................... 126,461 $1,618,701
   #Cash America International, Inc................................... 114,574  4,390,476
    Cathay General Bancorp............................................ 333,617  5,401,259
   #Center Bancorp, Inc...............................................  41,803    461,923
    Centerstate Banks, Inc............................................  64,052    496,403
    Central Bancorp, Inc..............................................   3,271    103,723
   *Central Pacific Financial Corp....................................  16,069    215,325
    Century Bancorp, Inc. Class A.....................................   5,255    158,070
    CFS Bancorp, Inc.................................................. 176,125    945,791
   #Charter Financial Corp............................................  22,369    198,413
    Chemical Financial Corp........................................... 108,061  2,423,808
   *Chicopee Bancorp, Inc.............................................   9,906    143,538
  #*Citizens Community Bancorp, Inc...................................   1,592      9,011
   *Citizens First Corp...............................................     400      3,372
    Citizens Holding Co...............................................   2,717     53,253
   *Citizens Republic Bancorp, Inc....................................  19,044    342,792
    Citizens South Banking Corp.......................................     735      4,947
  #*Citizens, Inc..................................................... 186,252  1,925,846
   #City Holding Co...................................................  63,273  2,091,173
    CKX Lands, Inc....................................................   5,107     89,372
   #Clifton Savings Bancorp, Inc......................................  47,202    460,219
   #CNB Financial Corp................................................  17,955    295,719
    CNO Financial Group, Inc.......................................... 978,475  8,111,558
    CoBiz Financial, Inc.............................................. 132,388    887,000
    Codorus Valley Bancorp, Inc.......................................   2,157     33,692
   #Cohen & Steers, Inc............................................... 137,082  4,523,706
  #*Colonial Financial Services, Inc..................................     728      9,602
  #*Colony Bankcorp, Inc..............................................  10,672     42,688
    Columbia Banking System, Inc...................................... 168,250  3,036,912
    Commercial National Financial Corp................................   3,979     83,559
   #Community Bank System, Inc........................................ 167,023  4,594,803
    Community Trust Bancorp, Inc......................................  61,124  2,074,549
   *Community West Bancshares.........................................   6,650     15,561
  #*CompuCredit Holdings Corp......................................... 115,345    507,518
    Consolidated-Tokoma Land Co.......................................  13,049    367,199
   *Cowen Group, Inc. Class A......................................... 242,081    605,202
    Crawford & Co. Class A............................................  95,078    350,838
   #Crawford & Co. Class B............................................  57,452    232,106
  #*Credit Acceptance Corp............................................  58,713  5,628,228
   #CVB Financial Corp................................................ 463,416  5,468,309
   *DFC Global Corp................................................... 180,873  3,467,335
    Diamond Hill Investment Group, Inc................................     985     73,589
    Dime Community Bancshares, Inc.................................... 150,153  2,177,218
   *Direct Markets Holdings Corp......................................  84,493     19,433
    Donegal Group, Inc. Class A.......................................  60,659    812,831
    Donegal Group, Inc. Class B.......................................   5,267     93,858
   *Doral Financial Corp..............................................  86,089    117,081
    Duff & Phelps Corp................................................ 143,923  2,121,425
    Eagle Bancorp Montana, Inc........................................     225      2,288
    Eastern Insurance Holdings, Inc...................................  25,294    401,163
   *Eastern Virginia Bankshares, Inc..................................     500      2,000
    ECB Bancorp, Inc..................................................   1,296     12,908
    Edelman Financial Group, Inc......................................  40,980    355,297
   *eHealth, Inc......................................................  86,832  1,595,104
    EMC Insurance Group, Inc..........................................  37,461    757,461
    Employers Holdings, Inc........................................... 145,439  2,600,449
    Endurance Specialty Holdings, Ltd................................. 186,421  6,463,216
   *Enstar Group, Ltd.................................................  39,309  3,674,605
   #Enterprise Bancorp, Inc...........................................  10,055    167,014
    Enterprise Financial Services Corp................................  58,510    734,300
    Epoch Holding Corp................................................  53,867  1,135,516

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   #ESB Financial Corp................................................  52,054 $  733,441
    ESSA Bancorp, Inc.................................................  44,387    469,171
    Evans Bancorp, Inc................................................   3,162     49,011
   #Evercore Partners, Inc. Class A................................... 111,706  2,588,228
   *EZCORP, Inc. Class A.............................................. 189,272  4,258,620
   *Farmers Capital Bank Corp.........................................   9,226     73,623
    FBL Financial Group, Inc. Class A................................. 112,288  3,475,314
    Federal Agricultural Mortgage Corp. Class A.......................   2,089     39,451
    Federal Agricultural Mortgage Corp. Class C.......................  53,973  1,356,881
    Fidelity Bancorp, Inc.............................................   1,096     22,863
    Fidelity Southern Corp............................................  14,085    127,892
    Financial Institutions, Inc.......................................  49,366    849,095
   *First Acceptance Corp.............................................  13,967     17,179
    First Advantage Bancorp...........................................   2,847     38,434
    First American Financial Corp..................................... 239,869  4,394,400
   #First Bancorp.....................................................  50,446    429,800
   *First BanCorp.....................................................  18,377     69,465
   #First Bancorp, Inc................................................  32,161    540,305
   *First Bancshares, Inc.............................................   1,345      6,590
   #First Bancshares, Inc. (The)......................................     921      8,971
   *First Bank of Delaware............................................   6,667     13,334
    First Busey Corp.................................................. 257,957  1,202,080
    First Business Financial Services, Inc............................   2,089     45,561
   *First California Financial Group, Inc.............................  14,468     97,080
  #*First Cash Financial Services, Inc................................ 136,080  5,456,808
    First Citizens BancShares, Inc. Class A...........................  12,599  2,069,890
    First Commonwealth Financial Corp................................. 409,604  2,871,324
    First Community Bancshares, Inc...................................  60,292    873,631
   *First Connecticut Bancorp, Inc....................................     500      6,655
    First Defiance Financial Corp.....................................  38,451    624,829
  #*First Federal Bancshares of Arkansas, Inc.........................  10,344     86,062
   *First Federal of Northern Michigan Bancorp, Inc...................  32,874    111,443
    First Financial Bancorp........................................... 257,865  4,115,525
   #First Financial Bankshares, Inc................................... 127,908  4,412,186
    First Financial Corp..............................................  52,797  1,565,431
    First Financial Holdings, Inc.....................................  50,375    594,425
  #*First Financial Northwest, Inc....................................  44,269    363,006
   *First Financial Service Corp......................................   5,202     11,965
    First Interstate BancSystem, Inc..................................  22,966    330,940
   *First Investors Financial Services Group, Inc.....................   5,300     49,820
    First M&F Corp....................................................  10,824     67,650
   *First Marblehead Corp. (The)...................................... 129,350    138,404
    First Merchants Corp.............................................. 115,268  1,640,264
    First Midwest Bancorp, Inc........................................ 272,919  3,083,985
   #First Pactrust Bancorp, Inc.......................................  24,783    278,809
   *First Place Financial Corp........................................ 151,301    113,476
  #*First South Bancorp, Inc..........................................  20,886     88,557
  #*First United Corp.................................................   9,289     45,516
    First West Virginia Bancorp.......................................      61        956
    Firstbank Corp....................................................  10,400    101,712
   *FirstCity Financial Corp..........................................  34,829    313,461
   #FirstMerit Corp................................................... 333,088  5,396,026
    Flagstone Reinsurance Holdings SA................................. 255,700  1,784,786
    Flushing Financial Corp........................................... 125,499  1,770,791
   #FNB Corp.......................................................... 571,617  6,219,193
  #*FNB United Corp...................................................     214      2,542
   *Forestar Group, Inc............................................... 134,548  1,531,156
    Fox Chase Bancorp, Inc............................................  44,304    660,130
   *Franklin Financial Corp...........................................     101      1,630
    Fulton Financial Corp............................................. 796,098  7,316,141
   #FXCM, Inc.........................................................  71,549    751,264

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    GAINSCO, Inc......................................................     220 $    2,053
   #GAMCO Investors, Inc. Class A.....................................  20,868    932,591
   #German American Bancorp, Inc......................................  30,368    617,989
    GFI Group, Inc.................................................... 436,166  1,387,008
   #Glacier Bancorp, Inc.............................................. 298,398  4,526,698
   *Gleacher & Co., Inc............................................... 266,821    186,775
   *Global Indemnity P.L.C............................................  60,537  1,163,521
    Gouverneur Bancorp, Inc...........................................   1,695     13,814
   #Great Southern Bancorp, Inc.......................................  41,056  1,258,366
  #*Green Dot Corp. Class A...........................................  60,375    630,315
   *Greene Bancshares, Inc............................................  67,817    122,749
   #Greenhill & Co., Inc..............................................  54,638  2,170,221
   *Greenlight Capital Re, Ltd. Class A............................... 136,033  3,204,937
   *Guaranty Bancorp.................................................. 185,106    355,404
   *Guaranty Federal Bancshares, Inc..................................   2,800     19,292
   *Hallmark Financial Services, Inc..................................  65,922    543,856
    Hampden Bancorp, Inc..............................................   2,924     36,872
  #*Hampton Roads Bankshares, Inc.....................................   1,092      2,282
   *Hanmi Financial Corp..............................................  76,848    841,486
    Hanover Insurance Group, Inc. (The)...............................  39,453  1,383,617
    Harleysville Savings Financial Corp...............................   1,615     27,859
   *Harris & Harris Group, Inc........................................ 110,454    410,889
    Hawthorn Bancshares, Inc..........................................     699      6,599
    Heartland Financial USA, Inc......................................  49,514  1,293,801
   *Heritage Commerce Corp............................................  46,358    284,175
    Heritage Financial Corp...........................................  36,030    499,015
   #Heritage Financial Group, Inc.....................................   7,167     95,966
    HF Financial Corp.................................................   8,198    104,852
   *HFF, Inc. Class A................................................. 146,502  1,913,316
   *Hilltop Holdings, Inc............................................. 205,086  2,155,454
    Hingham Institution for Savings...................................   3,903    236,951
   *HMN Financial, Inc................................................  31,110     86,797
  #*Home Bancorp, Inc.................................................     810     13,624
    Home BancShares, Inc.............................................. 108,828  3,281,164
    Home Federal Bancorp, Inc.........................................  47,652    472,708
   #Homeowners Choice, Inc............................................  39,153    709,844
    HopFed Bancorp, Inc...............................................   7,872     59,040
    Horace Mann Educators Corp........................................ 177,030  3,087,403
    Horizon Bancorp...................................................   3,157     85,176
    Hudson Valley Holding Corp........................................  27,981    471,760
   #IBERIABANK Corp................................................... 122,896  5,755,220
   *ICG Group, Inc.................................................... 147,806  1,321,386
  o*Imperial Capital Bancorp, Inc.....................................  80,645         --
    Independence Holding Co...........................................  76,440    721,594
   #Independent Bank Corp. (453836108)................................  86,268  2,563,022
  #*Independent Bank Corp. (453838609)................................  28,411     82,108
    Indiana Community Bancorp.........................................   6,453    147,451
    Infinity Property & Casualty Corp.................................  47,846  2,765,977
    Interactive Brokers Group, Inc. Class A........................... 198,208  2,745,181
   *InterGroup Corp. (The)............................................   1,860     42,966
    International Bancshares Corp..................................... 250,386  4,589,575
   *Intervest Bancshares Corp. Class A................................  14,332     54,032
   *INTL. FCStone, Inc................................................  69,199  1,318,241
   *Investment Technology Group, Inc.................................. 141,126  1,168,523
  #*Investors Bancorp, Inc............................................ 504,558  8,209,159
   *Investors Capital Holdings, Ltd...................................     615      2,601
    Investors Title Co................................................   5,458    292,058
   *Jacksonville Bancorp, Inc.........................................   1,615      2,164
   #Janus Capital Group, Inc.......................................... 237,652  1,718,224
   *Jefferson Bancshares, Inc.........................................     427        901
    JMP Group, Inc....................................................  74,354    463,225

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   #Kaiser Federal Financial Group, Inc...............................  17,616 $  256,137
   #KBW, Inc.......................................................... 141,835  2,284,962
    Kearny Financial Corp............................................. 155,285  1,509,370
   #Kemper Corp....................................................... 238,596  7,806,861
    Kennedy-Wilson Holdings, Inc......................................  82,142  1,123,703
    Kentucky First Federal Bancorp....................................  11,174     83,917
   *Knight Capital Group, Inc. Class A................................ 416,569  4,303,158
    Lake Shore Bancorp, Inc...........................................     537      5,424
    Lakeland Bancorp, Inc.............................................  93,758    883,200
    Lakeland Financial Corp...........................................  63,853  1,643,576
    Landmark Bancorp, Inc.............................................   4,029     80,943
    Life Partners Holdings, Inc.......................................  59,461    141,517
    LNB Bancorp, Inc..................................................  32,149    191,930
   *Louisiana Bancorp, Inc............................................   1,387     22,241
   *LSB Financial Corp................................................     291      5,354
   *Macatawa Bank Corp................................................ 111,866    363,564
   *Magyar Bancorp, Inc...............................................   1,800      7,110
    Maiden Holdings, Ltd.............................................. 210,148  1,784,157
    MainSource Financial Group, Inc...................................  71,550    835,704
   *Malvern Federal Bancorp, Inc......................................   2,423     20,511
   #MarketAxess Holdings, Inc......................................... 145,068  4,383,955
    Marlin Business Services Corp.....................................  40,794    626,596
   *Maui Land & Pineapple Co., Inc....................................  16,899     58,302
    Mayflower Bancorp, Inc............................................   2,666     28,366
  #*Mays (J.W.), Inc..................................................     200      3,849
    MB Financial, Inc................................................. 228,787  4,619,210
  #*MBIA, Inc......................................................... 759,698  7,255,116
   *MBT Financial Corp................................................  12,507     36,896
    MCG Capital Corp.................................................. 336,744  1,474,939
    Meadowbrook Insurance Group, Inc.................................. 181,899  1,280,569
    Medallion Financial Corp..........................................  83,102    920,770
   *Mercantile Bank Corp..............................................  14,427    238,911
    Merchants Bancshares, Inc.........................................  27,552    728,475
   *Meridian Interstate Bancorp, Inc..................................  30,250    464,942
    Meta Financial Group, Inc.........................................  10,434    222,662
   *Metro Bancorp, Inc................................................  84,977  1,062,212
   *MetroCorp Bancshares, Inc.........................................  19,677    203,460
  #*MGIC Investment Corp.............................................. 675,535  1,628,039
    MicroFinancial, Inc...............................................  32,529    313,905
    Mid Penn Bancorp, Inc.............................................   2,649     26,755
    MidSouth Bancorp, Inc.............................................  17,719    252,496
    MidWestOne Financial Group, Inc...................................     741     15,768
    Montpelier Re Holdings, Ltd....................................... 263,090  5,330,203
   #MSB Financial Corp................................................   1,000      5,800
    MutualFirst Financial, Inc........................................  10,911    121,876
   *National Financial Partners Corp.................................. 169,275  2,513,734
    National Interstate Corp..........................................  48,685  1,275,060
   #National Penn Bancshares, Inc..................................... 665,481  5,882,852
    National Western Life Insurance Co. Class A.......................   4,334    613,651
    Naugatuck Valley Financial Corp...................................   1,596     11,651
   *Navigators Group, Inc. (The)......................................  60,370  2,923,719
    NBT Bancorp, Inc.................................................. 140,950  2,961,359
    Nelnet, Inc. Class A.............................................. 143,714  3,378,716
  #*Netspend Holdings, Inc............................................  31,912    280,826
   *New Century Bancorp, Inc..........................................   2,400     11,040
    New England Bancshares, Inc.......................................   3,079     41,228
    New Hampshire Thrift Bancshares, Inc..............................   8,785    110,164
   *NewBridge Bancorp.................................................  23,166     95,212
   *Newport Bancorp, Inc..............................................   3,732     52,938
   *NewStar Financial, Inc............................................ 179,497  2,139,604
    Nicholas Financial, Inc...........................................   4,051     53,554

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *North Valley Bancorp..............................................     377 $    5,172
    Northeast Bancorp.................................................     493      4,161
    Northeast Community Bancorp, Inc..................................  11,679     62,424
   #Northfield Bancorp, Inc........................................... 112,784  1,688,376
    Northrim Bancorp, Inc.............................................  15,577    314,032
    Northway Financial, Inc...........................................   5,028     57,571
    Northwest Bancshares, Inc......................................... 437,703  5,099,240
    Norwood Financial Corp............................................   1,785     49,757
    Ocean Shore Holding Co............................................   3,443     44,587
    OceanFirst Financial Corp.........................................  76,570  1,042,118
   *Ocwen Financial Corp.............................................. 457,639  9,042,947
    Ohio Valley Banc Corp.............................................   6,595    128,471
    Old National Bancorp.............................................. 401,799  4,918,020
  #*Old Second Bancorp, Inc...........................................  46,326     64,856
   *OmniAmerican Bancorp, Inc.........................................  52,612  1,104,326
    OneBeacon Insurance Group, Ltd. Class A...........................  92,429  1,172,924
    Oppenheimer Holdings, Inc. Class A................................  23,277    323,783
    Oriental Financial Group, Inc..................................... 155,046  1,609,377
    Oritani Financial Corp............................................ 227,268  3,202,206
    Osage Bancshares, Inc.............................................   2,300     24,012
  #*Pacific Capital Bancorp...........................................  30,989  1,413,718
    Pacific Continental Corp..........................................  65,432    603,937
  #*Pacific Mercantile Bancorp........................................   6,905     46,125
   *Pacific Premier Bancorp, Inc......................................   8,622     76,822
    PacWest Bancorp................................................... 159,344  3,650,571
   #Park National Corp................................................  62,191  4,212,818
   *Park Sterling Corp................................................  11,612     53,299
   *Patriot National Bancorp..........................................   3,100      4,836
   #Peapack-Gladstone Financial Corp..................................  34,320    525,096
   #Penns Woods Bancorp, Inc..........................................  16,245    632,743
  #*Penson Worldwide, Inc.............................................  49,267      5,419
    Peoples Bancorp...................................................     555     10,592
    Peoples Bancorp of North Carolina.................................   3,975     34,145
    Peoples Bancorp, Inc..............................................  30,763    672,479
  #*PHH Corp.......................................................... 236,179  3,828,462
   *Phoenix Cos, Inc. (The)........................................... 344,617    561,726
   *PICO Holdings, Inc................................................  96,147  2,318,104
    Pinnacle Bancshares, Inc..........................................      35        372
   *Pinnacle Financial Partners, Inc.................................. 155,095  3,032,107
   *Piper Jaffray Cos., Inc...........................................  66,404  1,415,069
    Platinum Underwriters Holdings, Ltd............................... 152,331  5,791,625
   *Popular, Inc......................................................   5,198     78,334
   *Porter Bancorp, Inc...............................................   9,708     13,980
  #*Preferred Bank....................................................   6,480     69,854
   *Premier Financial Bancorp, Inc....................................   9,271     72,870
    Presidential Life Corp............................................  97,927  1,360,206
    Primerica, Inc.................................................... 119,423  3,268,608
   *Primus Guaranty, Ltd..............................................  52,225    404,744
  #*Princeton National Bancorp, Inc...................................   5,131      2,822
    PrivateBancorp, Inc............................................... 288,674  4,422,486
    ProAssurance Corp.................................................  10,300    922,571
   #Prosperity Bancshares, Inc........................................ 188,250  7,637,302
   #Protective Life Corp.............................................. 130,443  3,640,664
    Provident Financial Holdings, Inc.................................  31,333    383,516
    Provident Financial Services, Inc................................. 255,168  3,886,209
    Provident New York Bancorp........................................ 157,312  1,299,397
  #*Prudential Bancorp, Inc. of Pennsylvania..........................   8,148     45,547
   #Pulaski Financial Corp............................................  39,714    297,458
    Pzena Investment Management, Inc. Class A.........................  29,876    115,023
    QC Holdings, Inc..................................................  67,835    238,101
   #Radian Group, Inc................................................. 466,486  1,306,161

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
  o*Rainier Pacific Financial Group, Inc.............................. 104,438 $       --
    Renasant Corp.....................................................  88,154  1,560,326
    Republic Bancorp, Inc. Class A....................................  74,066  1,748,698
   *Republic First Bancorp, Inc.......................................  21,386     44,269
    Resource America, Inc. Class A....................................  66,654    404,590
   *Riverview Bancorp, Inc............................................  37,965     53,910
   #RLI Corp..........................................................  86,872  5,595,426
    Rockville Financial, Inc..........................................  99,745  1,162,029
   #Roma Financial Corp...............................................  64,952    590,414
   *Royal Bancshares of Pennsylvania, Inc. Class A....................   8,295     20,738
   *Rurban Financial Corp.............................................     790      5,720
   #S&T Bancorp, Inc.................................................. 140,133  2,312,194
   #S.Y. Bancorp, Inc.................................................  49,198  1,149,757
   *Safeguard Scientifics, Inc........................................  84,225  1,302,961
    Safety Insurance Group, Inc.......................................  58,714  2,488,299
    Salisbury Bancorp, Inc............................................   2,458     60,221
    Sandy Spring Bancorp, Inc.........................................  93,145  1,658,912
   *Savannah Bancorp, Inc. (The)......................................   1,200      6,900
    SCBT Financial Corp...............................................  55,993  2,073,981
    SeaBright Holdings, Inc...........................................  84,222    709,991
   *Seacoast Banking Corp. of Florida.................................  92,561    129,585
    Selective Insurance Group, Inc.................................... 225,499  3,892,113
    Shore Bancshares, Inc.............................................  16,489     87,227
    SI Financial Group, Inc...........................................   5,705     66,748
   #Sierra Bancorp....................................................  35,275    376,737
    Simmons First National Corp. Class A..............................  70,035  1,634,617
    Somerset Hills Bancorp............................................     636      5,470
    South Street Financial Corp.......................................     400      1,624
   *Southcoast Financial Corp.........................................      10         24
   *Southern Community Financial Corp.................................  57,808    182,095
   *Southern Connecticut Bancorp, Inc.................................   3,600      4,248
   *Southern First Bancshares, Inc....................................   2,761     23,165
    Southern Missouri Bancorp, Inc....................................   1,107     24,631
    Southern National Bancorp of Virginia, Inc........................     493      3,643
   #Southside Bancshares, Inc.........................................  67,586  1,409,854
   *Southwest Bancorp, Inc............................................  68,175    627,210
    Southwest Georgia Financial Corp..................................   1,844     15,858
  #*St. Joe Co. (The)................................................. 174,191  2,949,054
    StanCorp Financial Group, Inc.....................................  72,541  2,158,820
    State Auto Financial Corp......................................... 124,010  1,608,410
    StellarOne Corp...................................................  81,020  1,084,858
    Sterling Bancorp.................................................. 117,821  1,129,903
  #*Sterling Financial Corp...........................................   1,668     33,460
   #Stewart Information Services Corp.................................  76,274  1,301,997
  #*Stifel Financial Corp............................................. 227,846  6,858,165
   *Stratus Properties, Inc...........................................  26,622    222,294
  #*Suffolk Bancorp...................................................  27,036    351,468
    Summit State Bank.................................................     195      1,228
  #*Sun Bancorp, Inc.................................................. 235,342    691,905
    Susquehanna Bancshares, Inc....................................... 745,406  7,946,031
   *Sussex Bancorp....................................................   7,518     36,838
  #*SVB Financial Group...............................................  80,761  4,668,793
   *SWS Group, Inc....................................................  72,807    417,184
   #Symetra Financial Corp............................................ 143,392  1,667,649
  #*Taylor Capital Group, Inc.........................................  59,322  1,035,169
   #TCF Financial Corp................................................ 189,631  1,958,888
    Teche Holding Co..................................................   5,917    225,970
   *Tejon Ranch Co.................................................... 130,526  3,392,371
    Territorial Bancorp, Inc..........................................  39,161    920,284
   #Teton Advisors, Inc. Class A......................................     311      4,009
  #*Texas Capital Bancshares, Inc..................................... 176,344  7,598,663

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

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
    TF Financial Corp.................................................   7,379 $    172,078
    Thomas Properties Group, Inc...................................... 225,505    1,136,545
   *TIB Financial Corp................................................     359        3,927
  o*TierOne Corp......................................................  90,019           --
   *Timberland Bancorp, Inc...........................................  76,238      394,913
   #Tompkins Financial Corp...........................................  33,172    1,302,333
   *Tower Financial Corp..............................................   3,098       36,866
    Tower Group, Inc.................................................. 155,858    2,905,193
   #TowneBank.........................................................  91,245    1,304,804
   *Tree.com, Inc.....................................................  28,739      371,308
  o*Trenwick Group, Ltd...............................................  11,975           --
   #TriCo Bancshares..................................................  48,791      744,063
    TrustCo Bank Corp................................................. 370,994    2,044,177
   #Trustmark Corp.................................................... 270,196    6,533,339
   #UMB Financial Corp................................................ 158,891    7,636,301
   #Umpqua Holdings Corp.............................................. 475,567    5,935,076
    Unico American Corp...............................................  11,600      116,000
    Union Bankshares, Inc.............................................   2,252       43,486
    Union First Market Bankshares Corp................................  83,687    1,277,900
   *United Bancshares, Inc. (909458101)...............................     900        8,226
   #United Bancshares, Inc. (909907107)............................... 220,737    5,143,172
   *United Community Banks, Inc.......................................  59,629      406,073
   *United Community Financial Corp................................... 474,889    1,263,205
    United Financial Bancorp, Inc.....................................  61,577      877,472
    United Fire Group, Inc............................................ 107,959    2,115,996
  #*United Security Bancshares........................................  26,400       64,153
   *Unity Bancorp, Inc................................................   8,514       50,829
    Universal Insurance Holdings, Inc................................. 155,749      498,397
    Univest Corp. of Pennsylvania.....................................  59,032      939,199
   #Valley National Bancorp...........................................  53,192      494,686
    ViewPoint Financial Group, Inc.................................... 158,227    2,785,586
   *Virginia Commerce Bancorp, Inc.................................... 111,421      899,167
   *Virtus Investment Partners, Inc...................................  22,367    1,872,565
    VIST Financial Corp...............................................   7,829       95,749
    VSB Bancorp, Inc..................................................   1,037       11,034
   *Walker & Dunlop, Inc..............................................   3,018       38,148
    Washington Banking Co.............................................  57,268      800,607
    Washington Federal, Inc........................................... 402,711    6,415,186
    Washington Trust Bancorp, Inc.....................................  64,070    1,590,217
   *Waterstone Financial, Inc.........................................  16,337       54,402
    Wayne Savings Bancshares, Inc.....................................   2,043       17,345
   #Webster Financial Corp............................................ 375,751    7,710,411
    WesBanco, Inc..................................................... 101,835    2,109,003
    West Bancorporation, Inc..........................................  60,818      616,695
   *West Coast Bancorp................................................  69,726    1,386,850
   #Westamerica Bancorporation........................................ 116,765    5,371,190
   *Western Alliance Bancorp.......................................... 349,018    3,217,946
    Westfield Financial, Inc.......................................... 107,692      803,382
    Westwood Holdings Group, Inc......................................  24,368      907,708
    White River Capital, Inc..........................................   2,320       52,084
   *Wilshire Bancorp, Inc............................................. 202,454    1,283,558
   #Wintrust Financial Corp........................................... 148,462    5,450,040
  #*World Acceptance Corp.............................................  62,914    4,483,881
   *WSB Holdings, Inc.................................................   8,331       22,910
    WSFS Financial Corp...............................................   1,318       54,605
    WVS Financial Corp................................................   4,423       35,561
   *Yadkin Valley Financial Corp......................................  38,480      107,359
   *ZipRealty, Inc.................................................... 103,092      135,051
                                                                               ------------
Total Financials......................................................          671,206,822
                                                                               ------------

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (8.5%)
   *Abaxis, Inc.......................................................  42,127 $1,503,513
  #*ABIOMED, Inc......................................................  84,693  1,909,827
  #*Acadia Healthcare Co., Inc........................................   8,477    136,819
   *ACADIA Pharmaceuticals, Inc.......................................  47,699     76,795
  #*Accelr8 Technology Corp...........................................   9,013     28,842
   *Access Pharmaceuticals, Inc.......................................   5,300      3,869
   *Accuray, Inc...................................................... 318,542  2,010,000
  #*Achillion Pharmaceuticals, Inc....................................   6,294     41,666
   *Acorda Therapeutics, Inc..........................................  42,334  1,018,979
   *Adcare Health Systems, Inc........................................  12,693     47,472
   *Addus HomeCare Corp...............................................   5,661     24,908
  #*Adeona Pharmaceuticals, Inc.......................................  12,290     27,530
   *ADVENTRX Pharmaceuticals, Inc.....................................  76,900     48,831
  #*Affymax, Inc...................................................... 141,991  2,304,514
   *Affymetrix, Inc................................................... 295,947  1,240,018
  #*Air Methods Corp..................................................  53,548  5,838,338
  #*Akorn, Inc........................................................ 134,446  1,837,877
   *Albany Molecular Research, Inc.................................... 125,048    353,886
   *Alere, Inc........................................................     239      4,510
   *Alexza Pharmaceuticals, Inc.......................................     417      1,314
  #*Align Technology, Inc............................................. 286,722  9,737,079
   *Alkermes P.L.C.................................................... 314,679  5,849,883
   *Alliance HealthCare Services, Inc................................. 168,641    136,599
   *Allied Healthcare Products, Inc...................................  13,770     39,038
   *Allos Therapeutics, Inc........................................... 257,338    455,488
   *Almost Family, Inc................................................  32,602    717,570
  #*Alnylam Pharmaceuticals, Inc......................................  75,473  1,410,590
   *Alphatec Holdings, Inc............................................ 255,458    449,606
   *AMAG Pharmaceuticals, Inc.........................................  61,481    951,726
   *Amedisys, Inc..................................................... 106,732  1,301,063
   *American Caresource Holding, Inc..................................  10,975      6,311
   *American Shared Hospital Services.................................  10,189     31,076
   *Amicus Therapeutics, Inc..........................................   9,601     47,333
   *AMN Healthcare Services, Inc...................................... 173,201  1,011,494
   *Amsurg Corp....................................................... 140,761  4,158,080
    Analogic Corp.....................................................  54,535  3,491,331
   *Angeion Corp......................................................     215      1,195
   *AngioDynamics, Inc................................................  98,315  1,082,448
   *Anika Therapeutics, Inc...........................................  63,564    772,303
   *ARCA Biopharma, Inc...............................................  26,243     12,597
  #*Arena Pharmaceuticals, Inc........................................ 519,904  4,346,397
   *Ariad Pharmaceuticals, Inc........................................ 375,965  7,192,210
   *Arqule, Inc....................................................... 114,385    692,029
   *Array BioPharma, Inc..............................................  91,437    469,986
    Arrhythmia Research Technology, Inc...............................   9,581     28,456
   *ArthroCare Corp................................................... 117,734  3,482,572
    Assisted Living Concepts, Inc. Class A............................  78,210  1,095,722
   *Astex Pharmaceuticals, Inc........................................ 218,952    543,001
   *AtriCure, Inc.....................................................  28,133    235,473
    Atrion Corp.......................................................   8,847  1,822,482
  #*Authentidate Holding Corp.........................................  83,069     61,471
  #*AVEO Pharmaceuticals, Inc......................................... 126,042  1,651,150
   *Bioanalytical Systems, Inc........................................   5,617      5,814
   *BioClinica, Inc...................................................  50,326    261,695
  #*BioCryst Pharmaceuticals, Inc.....................................  76,600    340,104
   *BioMimetic Therapeutics, Inc......................................  19,655     66,827
  #*Bio-Reference Labs, Inc........................................... 115,590  2,860,852
  #*Biosante Pharmaceuticals, Inc.....................................   8,051     11,915
   *BioScrip, Inc..................................................... 237,898  1,513,031
  #*BioSpecifics Technologies Corp....................................  10,491    189,572
  #*Bovie Medical Corp................................................  54,539    125,985

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
  #*Brookdale Senior Living, Inc......................................  86,554 $1,424,679
  #*BSD Medical Corp..................................................  56,629     66,822
   *Cambrex Corp...................................................... 135,882  1,254,191
    Cantel Medical Corp............................................... 117,310  3,064,137
   *Capital Senior Living Corp........................................ 146,494  1,646,593
   *Capstone Therapeutics Corp........................................ 102,663     16,529
   *Cardica, Inc......................................................  24,942     47,639
   *CardioNet, Inc....................................................  76,915    149,984
   *Catalyst Pharmaceutical Partners, Inc.............................   6,701      8,510
   *Celldex Therapeutics, Inc......................................... 244,933  1,266,304
  #*Celsion Corp......................................................  37,275    123,380
  #*Centene Corp...................................................... 216,100  8,220,444
  #*Cerus Corp........................................................  15,415     46,553
   *Charles River Laboratories International, Inc..................... 182,964  6,226,265
   #Chemed Corp.......................................................  92,135  5,783,314
   *Chindex International, Inc........................................   6,742     70,454
  #*Cleveland Biolabs, Inc............................................   7,404     11,254
  #*Codexis, Inc......................................................  41,835    128,852
   *CombiMatrix Corp..................................................   9,590      6,838
    Computer Programs & Systems, Inc..................................  52,501  2,598,799
  #*Conceptus, Inc.................................................... 124,684  2,316,629
    CONMED Corp....................................................... 109,903  3,015,738
  #*Conmed Healthcare Management, Inc.................................     597      2,340
    Cooper Cos., Inc. (The)...........................................  71,641  5,391,702
  #*Corcept Therapeutics, Inc.........................................  59,506    215,412
   *Cornerstone Therapeutics, Inc.....................................   8,840     68,068
   *Corvel Corp.......................................................  44,875  2,070,532
   *Cross Country Healthcare, Inc..................................... 107,306    489,315
   *CryoLife, Inc..................................................... 101,400    563,784
  #*Cumberland Pharmaceuticals, Inc................................... 100,403    612,458
  #*Curis, Inc........................................................ 126,926    614,322
   *Cutera, Inc.......................................................  72,688    497,186
   *Cyberonics, Inc................................................... 119,770  5,186,041
   *Cynosure, Inc. Class A............................................  49,417  1,237,402
   *Cytokinetics, Inc................................................. 175,325    121,676
  #*Cytori Therapeutics, Inc..........................................   3,434      8,997
    Daxor Corp........................................................  14,561    130,539
   *Depomed, Inc...................................................... 223,957  1,236,243
   *DGT Holdings Corp.................................................   1,700     18,020
   *Digirad Corp...................................................... 120,709    241,418
   *Discovery Laboratories, Inc.......................................   1,415      3,580
   *Durect Corp....................................................... 120,100    127,306
   *DUSA Pharmaceuticals, Inc......................................... 103,919    568,437
   *Dyax Corp......................................................... 173,946    460,957
   *Dynacq Healthcare, Inc............................................  24,797     15,225
   *DynaVox, Inc. Class A.............................................   1,698      1,834
   *Emergent Biosolutions, Inc........................................ 133,859  1,955,680
   *Emeritus Corp..................................................... 162,743  2,758,494
   *Encision, Inc.....................................................   2,013      2,003
  #*Endocyte, Inc.....................................................  13,199    101,500
   *Endologix, Inc....................................................  12,605    148,109
    Ensign Group, Inc. (The)..........................................  91,641  2,570,530
   *EnteroMedics, Inc.................................................   3,200     10,624
   *Entremed, Inc.....................................................   9,289     18,299
   *Enzo Biochem, Inc................................................. 178,682    268,023
  #*Enzon Pharmaceuticals, Inc........................................ 200,840  1,331,569
  #*Epocrates, Inc....................................................     857      6,462
   *Escalon Medical Corp..............................................   2,200      1,950
   *Exact Sciences Corp...............................................  80,468    824,797
   *Exactech, Inc.....................................................  45,817    758,271
   *ExamWorks Group, Inc..............................................  26,365    344,063

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

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Health Care -- (Continued)
   *Five Star Quality Care, Inc.......................................   159,154 $  568,180
   *Furiex Pharmaceuticals, Inc.......................................    35,098    674,584
   *Galena Biopharma, Inc.............................................        84        143
  #*Genomic Health, Inc...............................................    33,280  1,117,210
   *Gentiva Health Services, Inc......................................   128,429    855,337
   *GenVec, Inc.......................................................    24,138     48,035
  #*Geron Corp........................................................   165,706    285,014
   *Greatbatch, Inc...................................................   126,214  2,881,466
  #*GTx, Inc..........................................................    67,662    238,170
   *Haemonetics Corp..................................................   108,566  7,806,981
   *Hanger, Inc.......................................................   153,125  3,946,031
   *Harvard Bioscience, Inc...........................................   128,794    476,538
   *Health Management Associates, Inc. Class A........................   503,996  3,316,294
   *HealthSouth Corp..................................................   329,013  7,369,891
   *HealthStream, Inc.................................................   100,258  2,801,209
   *Healthways, Inc...................................................   118,594  1,329,439
    Hill-Rom Holdings, Inc............................................   117,936  3,084,026
   *Hi-Tech Pharmacal Co., Inc........................................    53,221  1,828,674
  #*HMS Holdings Corp.................................................    41,943  1,443,259
   *Hooper Holmes, Inc................................................ 1,113,795    725,081
   *iBio, Inc.........................................................    20,300     23,345
   *ICU Medical, Inc..................................................    60,831  3,244,117
  #*Idenix Pharmaceuticals, Inc.......................................    40,361    408,857
  #*Idera Pharmaceuticals, Inc........................................   146,982    149,922
  #*Immunomedics, Inc.................................................   226,892    785,046
   *Impax Laboratories, Inc...........................................   292,741  6,504,705
  #*Incyte Corp.......................................................   230,189  5,752,423
  #*Infinity Pharmaceuticals, Inc.....................................    87,008  1,519,160
   *Integra LifeSciences Holdings Corp................................   110,457  4,248,176
   *IntegraMed America, Inc...........................................    53,904    750,883
    Invacare Corp.....................................................   118,644  1,671,694
  #*IPC The Hospitalist Co............................................    54,205  2,330,815
   *Iridex Corp.......................................................     6,987     23,337
   *IRIS International, Inc...........................................    73,766    766,429
  #*Ironwood Pharmaceuticals, Inc.....................................    30,958    398,429
    Kewaunee Scientific Corp..........................................    10,235    121,182
   *Kindred Healthcare, Inc...........................................   195,730  1,853,563
  #*K-V Pharmaceutical Co. Class A....................................    85,825     28,751
   *K-V Pharmaceutical Co. Class B....................................    27,972     15,804
    Landauer, Inc.....................................................    40,671  2,316,620
   *Lannet Co., Inc...................................................    92,277    436,470
   *LCA-Vision, Inc...................................................    68,039    240,178
    LeMaitre Vascular, Inc............................................    76,701    483,216
   *LHC Group, Inc....................................................    71,566  1,280,316
   *LifePoint Hospitals, Inc..........................................   206,199  7,860,306
   *Ligand Pharmaceuticals, Inc. Class B..............................     6,215    120,260
   *Lincare Holdings, Inc.............................................    51,885  2,148,039
   *Luminex Corp......................................................    59,962  1,027,149
  #*Magellan Health Services, Inc.....................................   122,809  5,919,394
  #*Masimo Corp.......................................................   147,646  3,307,270
   *Maxygen, Inc......................................................   155,971    940,505
   *MedAssets, Inc....................................................   242,997  3,205,130
   *MedCath Corp......................................................    65,962    509,227
   *Medical Action Industries, Inc....................................    66,575    231,681
  #*Medicines Co. (The)...............................................   351,538  8,802,512
   *MediciNova, Inc...................................................    25,896     42,728
   #Medicis Pharmaceutical Corp. Class A..............................   206,376  6,793,898
   *Medidata Solutions, Inc...........................................    94,746  3,354,956
  #*Medivation, Inc...................................................    44,271  4,413,819
   *Medtox Scientific, Inc............................................    34,656    935,712
  #*Merge Healthcare, Inc.............................................    28,980     85,781

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Merit Medical Systems, Inc........................................ 184,860 $2,497,459
   *Metabolix, Inc....................................................   2,612      4,832
   *Metropolitan Health Networks, Inc................................. 195,872  1,651,201
   *Misonix, Inc......................................................  86,409    209,110
   *MModal, Inc....................................................... 235,315  3,369,711
   *Molina Healthcare, Inc............................................ 198,825  4,853,318
   *Momenta Pharmaceuticals, Inc...................................... 156,772  2,229,298
  #*MWI Veterinary Supply, Inc........................................  30,517  2,779,794
   *Myrexis, Inc......................................................  38,558     98,323
  #*Myriad Genetics, Inc.............................................. 347,979  8,647,278
   *Nabi Biopharmaceuticals........................................... 148,090    239,906
   *Nanosphere, Inc...................................................  83,500    248,830
    National Healthcare Corp..........................................  40,214  1,756,145
    National Research Corp............................................  29,472  1,483,031
   *Natus Medical, Inc................................................ 133,779  1,653,508
   *Neogen Corp.......................................................  70,256  2,702,748
  #*Neuralstem, Inc...................................................  40,045     36,441
   *Neurocrine Biosciences, Inc....................................... 129,568    984,717
  #*Novavax, Inc......................................................  63,165    140,858
  #*NuPathe, Inc......................................................     568      2,210
   *NuVasive, Inc..................................................... 194,256  4,058,008
   *Obagi Medical Products, Inc.......................................  94,698  1,452,667
   *Omnicell, Inc..................................................... 129,973  1,696,148
  #*OncoGenex Pharmaceutical, Inc.....................................  11,746    163,974
   *OraSure Technologies, Inc......................................... 136,711  1,450,504
   *Orexigen Therapeutics, Inc........................................ 119,150    587,410
   *Orthofix International N.V........................................  73,585  3,017,721
  #*Osiris Therapeutics, Inc..........................................  26,420    230,382
   #Owens & Minor, Inc................................................ 186,660  5,265,679
   *Pain Therapeutics, Inc............................................ 147,720    543,610
   *Palomar Medical Technologies, Inc.................................  69,817    559,234
   *Par Pharmaceutical Cos., Inc...................................... 155,935  7,790,513
  #*PAREXEL International Corp........................................ 264,590  7,281,517
   *PDI, Inc.......................................................... 119,189    855,777
   #PDL BioPharma, Inc................................................ 613,767  4,167,478
  #*Pernix Therapeutics Holdings, Inc.................................  24,884    189,616
   *PharMerica Corp................................................... 101,178  1,041,122
  #*PhotoMedex, Inc...................................................   4,680     65,005
   *Pozen, Inc........................................................ 168,990  1,066,327
   *Progenics Pharmaceuticals, Inc.................................... 117,339    611,336
   *ProPhase Labs, Inc................................................  15,982     19,658
   *Providence Service Corp. (The)....................................  59,779    771,149
   *pSivida Corp......................................................  72,613    200,412
  #*PSS World Medical, Inc............................................ 210,097  4,388,926
    Psychemedics Corp.................................................   6,901     75,152
   #Quality Systems, Inc..............................................  60,226    973,252
  #*Quidel Corp....................................................... 133,086  2,085,458
   *RadNet, Inc....................................................... 131,428    307,542
   *Repligen Corp..................................................... 150,105    603,422
  #*Repros Therapeutics, Inc..........................................   6,764     61,485
   *Rigel Pharmaceuticals, Inc........................................ 289,169  3,163,509
  #*Rochester Medical Corp............................................  46,591    464,978
  #*Rockwell Medical, Inc.............................................  12,725    114,780
   *RTI Biologics, Inc................................................ 215,280    766,397
   *Rxi Pharmaceuticals Corp..........................................      84         10
  #*Sangamo Biosciences, Inc..........................................  97,767    514,254
   *Santarus, Inc..................................................... 233,137  1,694,906
   *SciClone Pharmaceuticals, Inc..................................... 290,473  1,670,220
  #*Seattle Genetics, Inc............................................. 170,755  4,466,951
  #*Select Medical Holdings Corp...................................... 145,508  1,549,660
  #*SIGA Technologies, Inc............................................  14,701     42,780

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

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Health Care -- (Continued)
    Simulations Plus, Inc.............................................    35,178 $    147,396
   *Skilled Healthcare Group, Inc. Class A............................    78,403      425,728
   *Solta Medical, Inc................................................   169,454      554,115
    Span-American Medical System, Inc.................................    12,193      207,281
   *Spectranetics Corp................................................   109,297    1,289,705
  #*Spectrum Pharmaceuticals, Inc.....................................   267,834    3,746,998
   *Staar Surgical Co.................................................    79,542      408,846
  #*StemCells, Inc....................................................    10,349       18,525
  #*Stereotaxis, Inc..................................................     8,630       15,966
   #STERIS Corp.......................................................   254,960    7,681,945
   *Strategic Diagnostics, Inc........................................     1,950        2,594
   *Sucampo Pharmaceuticals, Inc. Class A.............................    63,175      255,227
   *Sun Healthcare Group, Inc.........................................    72,483      605,958
   *SunLink Health Systems, Inc.......................................    20,792       23,287
  #*Sunrise Senior Living, Inc........................................   218,132    1,457,122
   *SurModics, Inc....................................................    72,243    1,151,553
   *Symmetry Medical, Inc.............................................   144,437    1,119,387
  #*Synageva BioPharma Corp...........................................     3,327      166,550
  #*Synta Pharmaceuticals Corp........................................    11,609       85,326
   *Targacept, Inc....................................................    15,209       65,703
  #*Team Health Holdings, Inc.........................................   237,589    6,343,626
  #*Telik, Inc........................................................       578        1,075
  #*Tenet Healthcare Corp............................................. 1,211,289    5,596,155
   *Theragenics Corp..................................................   571,070    1,050,769
  #*Theravance, Inc...................................................     6,351      185,005
   *Thoratec Corp.....................................................   319,166   10,950,585
  #*Threshold Pharmaceuticals, Inc....................................    10,400       72,176
   *Tornier NV........................................................     9,118      198,955
   *TranS1, Inc.......................................................    68,197      170,492
  #*Transcept Pharmaceuticals, Inc....................................    73,786      449,357
   *Triple-S Management Corp. Class B.................................    79,321    1,445,229
    U.S. Physical Therapy, Inc........................................    48,805    1,252,824
   *Universal American Corp...........................................   283,977    2,544,434
   *Urologix, Inc.....................................................   122,426      115,080
   *Uroplasty, Inc....................................................    12,442       48,399
    Utah Medical Products, Inc........................................    15,563      526,963
   *Vascular Solutions, Inc...........................................    71,879      958,866
  #*VCA Antech, Inc...................................................   367,064    6,680,565
   *Vical, Inc........................................................    52,863      182,906
  #*ViroPharma, Inc...................................................   278,858    6,054,007
   *Vision-Sciences, Inc..............................................     4,525        7,195
   #West Pharmaceutical Services, Inc.................................   146,477    7,291,625
   *Wizzard Software Corp.............................................        62          217
   *Wright Medical Group, Inc.........................................   168,209    3,135,416
   *XenoPort, Inc.....................................................    35,742      281,647
   *Xstelos Holdings, Inc.............................................    22,800       49,020
    Young Innovations, Inc............................................    25,886      934,226
   *Zalicus, Inc......................................................    21,256       22,531
                                                                                 ------------
Total Health Care.....................................................            449,039,709
                                                                                 ------------
Industrials -- (14.4%)
    A.O. Smith Corp...................................................   152,330    7,528,149
   *A.T. Cross Co. Class A............................................    36,422      350,744
  #*A123 Systems, Inc.................................................   361,188      158,923
   #AAON, Inc.........................................................    96,568    1,764,297
    AAR Corp..........................................................   141,940    2,016,967
    ABM Industries, Inc...............................................   231,388    4,303,817
   *Acacia Research Corp..............................................   121,756    3,446,912
   *ACCO Brands Corp..................................................   463,186    3,923,185
   *Accuride Corp.....................................................     8,747       45,397
    Aceto Corp........................................................   118,370    1,039,289

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #Acorn Energy, Inc.................................................  78,649 $  682,673
   *Active Power, Inc................................................. 387,462    325,507
   #Actuant Corp. Class A............................................. 301,534  8,581,658
   #Acuity Brands, Inc................................................  33,579  1,945,567
   *Adept Technology, Inc.............................................  63,689    250,935
  #*Advisory Board Co. (The).......................................... 151,633  6,821,969
   *Aegion Corp....................................................... 138,335  2,407,029
   *AeroCentury Corp..................................................   2,989     32,879
   *Aerosonic Corp....................................................   7,498     27,743
   *Aerovironment, Inc................................................  91,601  2,139,799
   *Air Transport Services Group, Inc................................. 227,942  1,100,960
    Aircastle, Ltd.................................................... 213,426  2,524,830
    Alamo Group, Inc..................................................  49,402  1,414,379
    Albany International Corp. Class A................................ 115,531  2,068,005
  #*Allegiant Travel Co...............................................  83,880  5,960,513
    Alliant Techsystems, Inc..........................................  13,056    604,754
  o*Allied Defense Group, Inc. (The)..................................  59,074    316,046
    Allied Motion Technologies, Inc...................................  12,558     73,464
    Altra Holdings, Inc............................................... 110,469  1,824,948
    Amerco, Inc.......................................................  72,788  6,798,399
   *Ameresco, Inc. Class A............................................  64,695    786,691
   *American Railcar Industries, Inc..................................  90,299  2,747,799
   *American Reprographics Co......................................... 153,447    670,563
    American Science & Engineering, Inc...............................  36,359  2,073,917
  #*American Superconductor Corp......................................  28,444    105,527
   *American Woodmark Corp............................................  42,646    710,909
    Ampco-Pittsburgh Corp.............................................  37,840    594,466
   *AMREP Corp........................................................   6,950     42,221
    Apogee Enterprises, Inc........................................... 126,517  2,048,310
    Applied Industrial Technologies, Inc.............................. 183,477  6,818,005
   #Argan, Inc........................................................  28,472    450,142
    Arkansas Best Corp................................................ 100,140  1,370,917
   *Arotech Corp......................................................  33,040     29,075
    Art's-Way Manufacturing Co., Inc..................................     400      2,864
  #*Ascent Solar Technologies, Inc.................................... 100,796    105,836
   *Asset Acceptance Capital Corp.....................................  98,998    577,158
    Asta Funding, Inc.................................................  48,129    448,562
   *Astec Industries, Inc.............................................  90,454  2,641,257
   *Astronics Corp....................................................  36,265  1,090,851
  #*Astronics Corp. Class B...........................................  10,679    315,030
  #*Atlas Air Worldwide Holdings, Inc................................. 111,446  5,055,191
   *Avalon Holding Corp. Class A......................................  41,336    149,223
   *Avis Budget Group, Inc............................................ 487,299  7,002,487
    AZZ, Inc.......................................................... 113,632  3,489,639
    Baltic Trading, Ltd...............................................   4,731     15,045
    Barnes Group, Inc................................................. 251,623  6,003,725
    Barrett Business Services, Inc....................................  40,530  1,058,644
  #*Beacon Roofing Supply, Inc........................................ 217,423  5,763,884
   #Belden, Inc....................................................... 192,787  6,194,246
   *Blount International, Inc......................................... 214,735  3,053,532
   *BlueLinx Holdings, Inc............................................  87,969    189,133
  o*BNS Holding, Inc. Class A.........................................     201         --
   #Brady Corp. Class A............................................... 204,825  5,434,007
  #*Breeze-Eastern Corp...............................................  35,247    246,729
   #Briggs & Stratton Corp............................................ 227,429  3,966,362
    Brink's Co. (The)................................................. 210,073  4,873,694
   *Builders FirstSource, Inc......................................... 145,516    523,858
   *CAI International, Inc............................................  76,069  1,573,107
    Cascade Corp......................................................  47,367  2,231,459
   *Casella Waste Systems, Inc. Class A............................... 118,214    596,981
  #*CBIZ, Inc......................................................... 191,220  1,011,554

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    CDI Corp..........................................................  67,588 $1,092,222
   #CECO Environmental Corp...........................................  63,333    506,664
    Celadon Group, Inc................................................ 104,087  1,554,019
  #*Cenveo, Inc.......................................................  16,024     30,285
    Ceradyne, Inc.....................................................  92,613  2,037,486
   *Champion Industries, Inc..........................................   9,213      2,372
   *Chart Industries, Inc............................................. 134,761  8,740,598
   #Chicago Rivet & Machine Co........................................   2,523     47,836
    CIRCOR International, Inc.........................................  69,340  2,134,979
   #CLAROC, Inc.......................................................  74,653  3,609,473
    Coleman Cable, Inc................................................  25,996    225,385
  #*Colfax Corp.......................................................  77,952  2,255,931
   *Columbus McKinnon Corp............................................  78,048  1,148,086
    Comfort Systems USA, Inc.......................................... 148,028  1,449,194
   *Command Security Corp.............................................   3,850      4,196
   *Commercial Vehicle Group, Inc..................................... 164,750  1,270,222
   *Competitive Technologies, Inc.....................................  25,804     25,030
    CompX International, Inc..........................................   9,814    126,012
   *Conrad Industries, Inc............................................   6,600     96,888
   *Consolidated Graphics, Inc........................................  44,032  1,043,999
    Con-way, Inc...................................................... 251,578  8,961,208
    Corporate Executive Board Co. (The)............................... 154,374  7,121,273
    Courier Corp......................................................  43,014    478,316
    Covanta Holding Corp..............................................  25,697    441,474
   *Covenant Transportation Group, Inc. Class A....................... 158,118    785,846
   *CPI Aerostructures, Inc...........................................  24,865    282,218
   *CRA International, Inc............................................  38,940    603,181
   #Cubic Corp........................................................ 108,825  5,263,865
    Curtiss-Wright Corp............................................... 187,091  5,607,117
   #Deluxe Corp....................................................... 222,446  6,299,671
   *DigitalGlobe, Inc................................................. 164,089  3,194,813
   *DLH Holdings Corp.................................................   1,953      2,090
   *Dolan Co. (The)................................................... 109,295    533,360
  #*Dollar Thrifty Automotive Group, Inc..............................  67,632  5,031,821
   #Douglas Dynamics, Inc.............................................  54,435    727,796
   *Ducommun, Inc.....................................................  37,724    371,959
   *DXP Enterprises, Inc..............................................  62,906  2,780,445
   *Dycom Industries, Inc............................................. 145,302  2,531,161
    Dynamic Materials Corp............................................  53,878    900,301
  #*Eagle Bulk Shipping, Inc..........................................  59,714    173,171
   #Eastern Co. (The).................................................  20,021    357,375
   *Echo Global Logistics, Inc........................................  30,734    554,441
    Ecology & Environment, Inc. Class A...............................  10,494    126,453
   #EMCOR Group, Inc.................................................. 284,890  7,501,154
   *Encore Capital Group, Inc......................................... 109,568  3,067,904
    Encore Wire Corp..................................................  98,105  2,688,077
  #*Energy Recovery, Inc.............................................. 146,098    328,720
   *EnergySolutions, Inc.............................................. 313,813    520,930
   *EnerNOC, Inc......................................................  15,559     98,644
   *EnerSys........................................................... 207,550  7,087,832
    Ennis, Inc........................................................ 104,194  1,494,142
   *EnPro Industries, Inc............................................. 117,291  4,043,021
   *Environmental Tectonics Corp......................................   7,400     10,360
    ESCO Technologies, Inc............................................ 122,001  4,393,256
    Espey Manufacturing & Electronics Corp............................  10,139    289,367
   *Esterline Technologies Corp....................................... 124,007  7,281,691
   *Excel Maritime Carriers, Ltd...................................... 290,639    124,975
    Exelis, Inc....................................................... 260,246  2,446,312
   *Exponent, Inc.....................................................  55,359  2,861,507
   *Federal Signal Corp............................................... 262,915  1,490,728
   *Flow International Corp........................................... 198,109    633,949

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Forward Air Corp.................................................. 120,960 $4,047,322
   *Franklin Covey Co................................................. 113,617  1,182,753
   #Franklin Electric Co., Inc........................................  93,869  5,295,150
    FreightCar America, Inc...........................................  49,913  1,015,230
   *Frozen Food Express Industries.................................... 155,948    237,041
  #*FTI Consulting, Inc............................................... 163,383  4,171,168
   *Fuel Tech, Inc....................................................  94,612    495,294
   *Furmanite Corp.................................................... 138,395    620,010
    G & K Services, Inc. Class A......................................  72,966  2,299,159
    GATX Corp......................................................... 182,119  7,661,746
  #*Genco Shipping & Trading, Ltd..................................... 121,750    262,980
   *Gencor Industries, Inc............................................   5,287     40,340
  #*GenCorp, Inc...................................................... 206,240  1,742,728
  #*Generac Holdings, Inc............................................. 179,870  4,104,633
   *General Cable Corp................................................ 221,932  5,799,083
   *Geo Group, Inc. (The)............................................. 238,935  5,524,177
   *GeoEye, Inc.......................................................  79,900  2,031,857
   *Gibraltar Industries, Inc......................................... 117,292  1,116,620
    Global Power Equipment Group, Inc.................................  41,097    844,543
    Gorman-Rupp Co. (The).............................................  82,435  2,288,396
   *GP Strategies Corp................................................  76,700  1,312,337
    Graham Corp.......................................................  41,508    707,711
    Granite Construction, Inc......................................... 151,789  3,931,335
    Great Lakes Dredge & Dock Corp.................................... 255,093  1,818,813
   *Greenbrier Cos., Inc.............................................. 107,128  1,746,186
    Griffon Corp...................................................... 222,362  1,954,562
   *H&E Equipment Services, Inc....................................... 158,621  2,239,729
    Hardinge, Inc.....................................................  45,923    418,818
   *Harsco Corp....................................................... 134,857  2,865,711
   *Hawaiian Holdings, Inc............................................ 239,655  1,526,602
   #Healthcare Services Group, Inc.................................... 105,640  2,290,275
   #Heartland Express, Inc............................................ 366,880  5,099,632
   #HEICO Corp........................................................  80,483  2,872,438
    HEICO Corp. Class A............................................... 113,037  3,332,331
    Heidrick & Struggles International, Inc...........................  73,397    982,052
  #*Heritage-Crystal Clean, Inc.......................................   5,779    101,017
   #Herman Miller, Inc................................................ 211,333  3,867,394
  #*Hexcel Corp....................................................... 197,076  4,589,900
   *Hill International, Inc........................................... 142,015    552,438
   #HNI Corp.......................................................... 178,579  4,744,844
   *Horizon Lines, Inc. Class A.......................................   4,998      8,996
    Houston Wire & Cable Co...........................................  82,411    943,606
   *Hub Group, Inc. Class A........................................... 159,556  4,746,791
   *Hudson Global, Inc................................................ 118,705    540,108
   *Hudson Technologies, Inc..........................................   3,900     15,405
  #*Huntington Ingalls Industries, Inc................................  53,565  2,088,499
   *Hurco Cos., Inc...................................................  24,339    496,516
   *Huron Consulting Group, Inc.......................................  90,460  3,046,693
   *Huttig Building Products, Inc..................................... 100,706    120,847
   *ICF International, Inc............................................  78,428  1,926,976
  #*II-VI, Inc........................................................ 248,078  4,326,480
  #*InnerWorkings, Inc................................................ 183,444  2,199,494
   *Innotrac Corp.....................................................  16,000     25,280
   *Innovative Solutions & Support, Inc...............................  46,017    156,458
    Insperity, Inc.................................................... 107,595  2,823,293
    Insteel Industries, Inc...........................................  67,129    668,605
   *Integrated Electrical Services, Inc...............................  30,483     87,486
   *Intelligent Systems Corp..........................................  32,937     53,687
   *Interface, Inc.................................................... 341,134  4,523,437
   *Interline Brands, Inc............................................. 116,505  2,956,897
    International Shipholding Corp....................................  18,655    344,744

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

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Industrials -- (Continued)
    Intersections, Inc................................................    79,674 $1,134,558
   #ITT Corp..........................................................   185,594  3,478,032
  #*JetBlue Airways Corp.............................................. 1,289,358  7,104,363
    John Bean Technologies Corp.......................................   117,600  1,722,840
   *JPS Industries, Inc...............................................     8,700     56,550
   *Kadant, Inc.......................................................    37,897    784,847
    Kaman Corp........................................................   108,946  3,549,461
  #*KAR Auction Services, Inc.........................................    48,694    779,591
    Kaydon Corp.......................................................   144,148  3,041,523
    Kelly Services, Inc. Class A......................................   123,160  1,460,678
    Kelly Services, Inc. Class B......................................       350      4,492
   *Key Technology, Inc...............................................    20,756    187,012
   *Kforce, Inc.......................................................   168,878  1,953,918
    Kimball International, Inc. Class B...............................   121,575  1,136,726
   #Knight Transportation, Inc........................................   343,058  5,259,079
    Knoll, Inc........................................................   211,651  2,897,502
   *Korn/Ferry International..........................................   186,523  2,454,643
   *Kratos Defense & Security Solutions, Inc..........................   116,901    660,491
    KSW, Inc..........................................................    20,184     75,892
    L.B. Foster Co. Class A...........................................    39,946  1,182,002
    L.S. Starrett Co. Class A (The)...................................    24,736    288,669
   #Lawson Products, Inc..............................................    33,760    328,147
   *Layne Christensen Co..............................................    76,428  1,612,631
    Lennox International, Inc.........................................    35,043  1,530,328
   #Lindsay Corp......................................................    54,455  3,860,859
   *LMI Aerospace, Inc................................................    47,453    855,578
    LSI Industries, Inc...............................................    90,261    582,183
   *Luna Innovations, Inc.............................................     6,456      8,909
   *Lydall, Inc.......................................................    61,964    790,661
   *Magnetek, Inc.....................................................    38,959    616,721
   *Manitex International, Inc........................................     6,890     57,049
    Manitowoc Co., Inc. (The).........................................   575,040  6,900,480
    Marten Transport, Ltd.............................................    91,587  1,643,987
  #*MasTec, Inc.......................................................   330,708  5,278,100
   *Mastech Holdings, Inc.............................................       418      2,341
   *Matson, Inc.......................................................   163,316  4,011,041
    McGrath RentCorp..................................................    99,352  2,643,757
   *Meritor, Inc......................................................   294,847  1,379,884
   *Metalico, Inc.....................................................   162,485    315,221
    Met-Pro Corp......................................................    56,971    515,588
   *MFRI, Inc.........................................................    18,405    125,246
   *Michael Baker Corp................................................    28,961    730,396
  #*Middleby Corp.....................................................    76,811  7,521,333
    Miller Industries, Inc............................................    48,187    791,231
   #Mine Safety Appliances Co.........................................   158,801  5,450,050
   *Mistras Group, Inc................................................   104,477  2,348,643
   *Mobile Mini, Inc..................................................   158,684  2,272,355
   *Moog, Inc. Class A................................................   167,010  6,077,494
   *Moog, Inc. Class B................................................    10,012    365,438
    Mueller Industries, Inc...........................................   163,892  6,986,716
    Mueller Water Products, Inc. Class A..............................   716,266  2,535,582
    Multi-Color Corp..................................................    48,872    950,072
   *MYR Group, Inc....................................................   111,127  1,813,593
    NACCO Industries, Inc. Class A....................................    26,923  2,696,338
   *National Patent Development Corp..................................    13,860     41,580
   #National Presto Industries, Inc...................................    26,643  1,772,825
   *National Technical Systems, Inc...................................    26,035    175,997
   *Navigant Consulting, Inc..........................................   201,132  2,339,165
   *NCI Building Systems, Inc.........................................    13,203    142,064
    NL Industries, Inc................................................   150,263  1,773,103
   *NN, Inc...........................................................    76,461    688,149

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Northwest Pipe Co.................................................  35,740 $  870,269
  #*Ocean Power Technologies, Inc.....................................  34,916     83,798
  #*Odyssey Marine Exploration, Inc................................... 125,767    472,884
  #*Old Dominion Freight Line, Inc.................................... 152,550  6,468,120
   *Omega Flex, Inc...................................................  25,792    257,662
   *On Assignment, Inc................................................ 162,049  2,526,344
   *Orbit International Corp..........................................   1,977      6,761
   *Orbital Sciences Corp............................................. 229,119  3,001,459
   *Orion Energy Systems, Inc.........................................  59,525    132,146
   *Orion Marine Group, Inc...........................................  68,709    496,766
   *Oshkosh Corp......................................................   8,460    190,519
    P.A.M. Transportation Services, Inc...............................  32,028    299,462
  #*Pacer International, Inc.......................................... 141,685    595,077
   *Park-Ohio Holdings Corp...........................................  51,205    879,190
   *Patrick Industries, Inc...........................................  42,603    495,899
   *Patriot Transportation Holding, Inc...............................  38,246    888,837
   *Pendrell Corp.....................................................  54,087     60,037
   *PGT, Inc..........................................................  98,976    290,989
   *Pike Electric Corp................................................ 121,031  1,037,236
  #*Plug Power, Inc...................................................  66,963     80,356
  #*PMFG, Inc.........................................................  35,785    286,280
  #*Polypore International, Inc.......................................  87,430  3,248,899
  #*Portfolio Recovery Associates, Inc................................  71,380  6,044,458
   *Powell Industries, Inc............................................  44,125  1,512,164
   *PowerSecure International, Inc....................................  71,700    327,669
    Preformed Line Products Co........................................  22,931  1,241,255
    Primoris Services Corp............................................ 166,020  2,050,347
    Providence & Worcester Railroad Co................................   5,591     75,143
   *Quality Distribution, Inc......................................... 114,440  1,155,844
    Quanex Building Products Corp..................................... 161,609  2,731,192
   *RailAmerica, Inc.................................................. 197,460  5,416,328
   #Raven Industries, Inc............................................. 139,462  4,564,591
  #*RBC Bearings, Inc.................................................  92,566  4,335,791
   *RCM Technologies, Inc............................................. 146,273    795,725
   *Real Goods Solar, Inc. Class A....................................   2,817      2,958
  #*Republic Airways Holdings, Inc.................................... 187,917    855,022
    Resources Connection, Inc......................................... 205,707  2,322,432
   *Roadrunner Transportation Systems, Inc............................  51,103    892,769
    Robbins & Myers, Inc.............................................. 176,805  8,104,741
   *RPX Corp..........................................................   4,661     58,496
   *Rush Enterprises, Inc. Class A.................................... 110,638  1,786,804
   *Rush Enterprises, Inc. Class B....................................  37,831    507,692
   *Saia, Inc.........................................................  63,376  1,432,298
   *Satcon Technology Corp............................................   8,360      7,775
    Sauer-Danfoss, Inc................................................ 131,932  4,774,619
    Schawk, Inc.......................................................  83,226    947,112
   *Schuff International, Inc.........................................   6,400     46,400
   *Seaboard Corp.....................................................   1,738  3,823,600
    SeaCube Container Leasing, Ltd....................................  30,078    528,170
    Servotronics, Inc.................................................   1,500     11,790
   *Shaw Group, Inc. (The)............................................ 160,050  6,233,948
    SIFCO Industries, Inc.............................................  16,640    320,320
   #Simpson Manufacturing Co., Inc.................................... 194,118  4,705,420
    SkyWest, Inc...................................................... 195,604  1,369,228
   *SL Industries, Inc................................................  20,285    278,919
    SmartPros, Ltd....................................................  10,300     17,407
   *Sparton Corp......................................................  37,367    365,823
  #*Spirit Airlines, Inc.............................................. 130,474  2,806,496
   *Standard Parking Corp.............................................  60,891  1,291,498
    Standard Register Co. (The)....................................... 149,668    121,231
    Standex International Corp........................................  52,831  2,260,110

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #Steelcase, Inc. Class A........................................... 377,077 $3,231,550
   *Sterling Construction Co., Inc....................................  56,555    561,591
    Sun Hydraulics Corp............................................... 102,268  2,309,211
   *Supreme Industries, Inc. Class A.................................. 107,845    430,302
  #*Swift Transportation Co........................................... 299,635  2,486,970
   *SYKES Enterprises, Inc............................................ 180,012  2,662,377
    Sypris Solutions, Inc............................................. 285,243  1,771,359
   #TAL International Group, Inc...................................... 155,314  5,303,973
   *Taser International, Inc.......................................... 199,689  1,080,317
   *Team, Inc.........................................................  83,268  2,592,966
   *Tecumseh Products Co. Class A.....................................  37,791    204,827
   *Tecumseh Products Co. Class B.....................................   4,097     22,923
  #*Teledyne Technologies, Inc........................................ 128,530  8,007,419
  #*Tel-Instrument Electronics Corp...................................   8,400     33,012
    Tennant Co........................................................  82,878  3,453,526
   *Tetra Tech, Inc................................................... 275,501  7,083,131
   #Textainer Group Holdings, Ltd..................................... 166,869  6,277,612
  #*Thermon Group Holdings, Inc.......................................   9,834    211,234
   #Titan International, Inc.......................................... 184,018  3,803,652
  #*Titan Machinery, Inc..............................................  91,990  2,616,196
   *TMS International Corp. Class A...................................   8,722     85,301
    Toro Co. (The).................................................... 239,432  9,002,643
   *Transcat, Inc.....................................................   5,600     38,640
   *TRC Cos., Inc..................................................... 357,086  2,346,055
   *Trex Co., Inc.....................................................  44,255  1,127,617
   *Trimas Corp....................................................... 159,248  3,462,052
    Trinity Industries, Inc........................................... 141,069  3,949,932
   #Triumph Group, Inc................................................  60,756  3,799,073
   *TrueBlue, Inc..................................................... 181,758  2,766,357
   *Tufco Technologies, Inc...........................................   4,700     18,001
   *Tutor Perini Corp................................................. 162,167  1,842,217
   #Twin Disc, Inc....................................................  40,164    786,411
   *Ultralife Corp....................................................  60,836    237,869
   #UniFirst Corp.....................................................  59,740  3,740,919
  #*United Rentals, Inc...............................................  55,379  1,601,007
   #United Stationers, Inc............................................ 170,556  4,299,717
    Universal Forest Products, Inc....................................  96,930  3,094,975
   *Universal Power Group, Inc........................................   9,833     18,781
   *Universal Security Instruments, Inc...............................   1,595      7,736
    Universal Truckload Services, Inc.................................  43,272    644,320
  #*US Airways Group, Inc............................................. 728,368  8,347,097
    US Ecology, Inc...................................................  78,073  1,522,424
    US Home Systems, Inc..............................................  32,370    294,891
   *USA Truck, Inc....................................................  29,426    123,295
  #*USG Corp.......................................................... 149,821  2,433,093
    UTi Worldwide, Inc................................................ 455,709  6,038,144
   *Valence Technology, Inc...........................................   4,466         97
   *Versar, Inc.......................................................  27,782     84,179
    Viad Corp.........................................................  82,321  1,426,623
    Vicor Corp........................................................ 100,246    672,651
   *Virco Manufacturing Corp..........................................  30,131     45,498
   *Volt Information Sciences, Inc.................................... 119,747    814,280
    VSE Corp..........................................................  11,278    258,943
   #Watsco, Inc.......................................................  29,667  2,015,576
    Watsco, Inc. Class B..............................................  12,022    811,485
    Watts Water Technologies, Inc. Class A............................ 125,777  4,231,138
   #Werner Enterprises, Inc........................................... 313,685  7,239,850
   *Willdan Group, Inc................................................   9,040     12,882
   *Willis Lease Finance Corp.........................................  26,150    327,921
    WSI Industries, Inc...............................................   1,900     12,027

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
  #*XPO Logistics, Inc................................................  24,834 $    315,888
                                                                               ------------
Total Industrials.....................................................          761,847,823
                                                                               ------------
Information Technology -- (15.3%)
  #*3D Systems Corp................................................... 227,542    8,646,596
   *Accelrys, Inc..................................................... 248,318    2,016,342
  #*ACI Worldwide, Inc................................................ 174,950    7,699,549
  #*Active Network, Inc. (The)........................................  15,556      220,740
   *Actuate Corp...................................................... 228,020    1,473,009
   *Acxiom Corp....................................................... 340,201    5,705,171
   *ADDvantage Technologies Group, Inc................................   6,085       12,170
   #ADTRAN, Inc....................................................... 109,251    2,357,637
   *Advanced Energy Industries, Inc................................... 174,655    2,151,750
   *Advanced Photonix, Inc. Class A...................................   3,313        1,856
  #*Advent Software, Inc.............................................. 216,197    4,920,644
   *Aehr Test Systems.................................................  11,205       13,446
   *Aeroflex Holding Corp.............................................   2,986       17,946
   *Aetrium, Inc......................................................   7,219        5,342
   *Agilysys, Inc..................................................... 109,333      950,104
   *Alpha & Omega Semiconductor, Ltd..................................  14,722      113,507
    American Software, Inc. Class A...................................  97,465      785,568
  #*Amkor Technology, Inc............................................. 684,883    3,650,426
   *Amtech Systems, Inc...............................................  35,270      149,897
   *ANADIGICS, Inc.................................................... 250,457      318,080
   *Analysts International Corp.......................................  60,790      252,886
   *Anaren, Inc.......................................................  57,114    1,146,278
  #*Ancestry.com, Inc................................................. 193,030    6,460,714
   #Anixter International, Inc........................................ 133,865    7,618,257
   *AOL, Inc..........................................................  73,747    2,349,579
   *Applied Micro Circuits Corp....................................... 255,695    1,462,575
   *Arris Group, Inc.................................................. 506,083    6,422,193
  #*Aruba Networks, Inc...............................................     976       13,840
  #*AsiaInfo-Linkage, Inc............................................. 129,671    1,327,831
  #*Aspen Technology, Inc............................................. 226,186    5,288,229
   *Astea International, Inc..........................................   2,800        9,548
    Astro-Med, Inc....................................................  13,768      112,416
   *ATMI, Inc......................................................... 139,700    2,651,506
  #*AuthenTec, Inc.................................................... 123,394    1,036,510
   *Autobytel, Inc.................................................... 141,737      531,514
   *Aviat Networks, Inc............................................... 212,480      480,205
   *Avid Technology, Inc.............................................. 135,643    1,249,272
    Aware, Inc........................................................  63,951      395,857
   *Axcelis Technologies, Inc......................................... 373,772      317,706
   *AXT, Inc.......................................................... 182,535      637,047
   #Badger Meter, Inc.................................................  66,367    2,249,178
    Bel Fuse, Inc. Class A............................................   8,954      159,650
    Bel Fuse, Inc. Class B............................................  32,843      592,159
   *Benchmark Electronics, Inc........................................ 243,068    3,830,752
    Black Box Corp....................................................  68,151    1,815,543
   #Blackbaud, Inc.................................................... 187,214    5,051,034
   *Blonder Tongue Laboratories, Inc..................................  22,536       24,564
   *Blucora, Inc...................................................... 185,813    2,833,648
   *Bogen Communications International, Inc...........................  11,900       54,145
   *Bottomline Technologies, Inc...................................... 132,758    2,521,074
   *Brightpoint, Inc.................................................. 277,657    2,490,583
   *BroadVision, Inc..................................................  15,154      127,900
    Brooks Automation, Inc............................................ 287,626    2,663,417
   *BSQUARE Corp......................................................  35,768      110,165
   *BTU International, Inc............................................  20,326       48,579
    Cabot Microelectronics Corp.......................................  97,244    2,858,974
  #*CACI International, Inc. Class A.................................. 111,560    6,297,562

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *CalAmp Corp....................................................... 425,510 $ 3,204,090
  #*Calix, Inc........................................................ 161,035     742,371
  #*Callidus Software, Inc............................................  70,819     327,892
   *Cardtronics, Inc.................................................. 188,457   5,844,052
   *Cascade Microtech, Inc............................................  50,953     228,269
    Cass Information Systems, Inc.....................................  35,084   1,333,192
   *CEVA, Inc.........................................................  94,104   1,462,376
   *Checkpoint Systems, Inc........................................... 133,367   1,025,592
   *China Information Technology, Inc.................................  55,389      55,943
   *Chyron International Corp.........................................   1,822       1,858
   *CIBER, Inc........................................................ 291,015   1,091,306
  #*Cirrus Logic, Inc................................................. 297,264  10,930,397
   *Clearfield, Inc...................................................  82,011     397,753
   #Cognex Corp....................................................... 178,506   6,033,503
   *Cogo Group, Inc...................................................  20,681      37,639
   *Coherent, Inc.....................................................  96,342   4,704,380
    Cohu, Inc.........................................................  93,327     802,612
 o#*Commerce One LLC..................................................  45,000          --
    Communications Systems, Inc.......................................  30,513     349,984
  #*CommVault Systems, Inc............................................ 164,218   7,967,857
   *Computer Task Group, Inc..........................................  70,331   1,048,635
   *Compuware Corp.................................................... 936,215   8,622,540
   *comScore, Inc.....................................................  28,161     433,679
    Comtech Telecommunications Corp...................................  99,951   2,730,661
   *Comverse Technology, Inc..........................................  20,742     112,629
   *Concurrent Computer Corp..........................................  25,020     105,584
   *Constant Contact, Inc.............................................  48,061     805,983
    Convergys Corp.................................................... 499,517   7,362,881
   *CoreLogic, Inc.................................................... 240,593   5,533,639
  #*CoStar Group, Inc.................................................  80,918   6,678,163
   *Cray, Inc......................................................... 172,368   2,142,534
    Crexendo, Inc.....................................................  23,717      85,381
   *CSG Systems International, Inc.................................... 144,620   2,549,651
    CSP, Inc..........................................................   8,385      33,540
    CTS Corp.......................................................... 112,384   1,000,218
  #*CVD Equipment Corp................................................  10,329     112,999
   *CyberOptics Corp..................................................  28,233     233,487
  #*Cymer, Inc........................................................ 140,356   8,029,767
    Daktronics, Inc................................................... 160,474   1,240,464
   *Data I/O Corp.....................................................   7,300      21,279
   *Datalink Corp.....................................................  78,885     620,825
   *Dataram Corp......................................................  70,982      43,988
   *Datawatch Corp....................................................   3,832      60,507
   *DealerTrack Holdings, Inc......................................... 176,654   5,152,997
   *Deltek, Inc....................................................... 114,911   1,496,141
  #*Demand Media, Inc.................................................  32,317     359,365
   *Dice Holdings, Inc................................................ 312,786   2,358,406
   #Diebold, Inc...................................................... 135,739   4,391,157
   *Digi International, Inc...........................................  97,900     895,785
    Digimarc Corp.....................................................  27,972     679,440
   *Digital River, Inc................................................ 138,841   2,469,981
  #*Diodes, Inc....................................................... 184,149   3,487,782
   *Ditech Networks, Inc..............................................  94,247      77,311
  #*Document Security Systems, Inc....................................  29,410     118,228
   *Dot Hill Systems Corp............................................. 691,220     705,044
   *DSP Group, Inc....................................................  95,872     554,140
   *DTS, Inc..........................................................  72,089   1,343,017
   *Dynamics Research Corp............................................  93,697     538,758
    EarthLink, Inc.................................................... 468,153   3,206,848
   #Ebix, Inc......................................................... 155,900   3,381,471
   *Echelon Corp......................................................  47,348     152,461

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *EchoStar Corp. Class A............................................  58,131 $1,674,173
   *EDGAR Online, Inc.................................................  21,300     23,004
   *Edgewater Technology, Inc.........................................  43,768    164,130
   *Elecsys Corp......................................................  10,067     37,550
   #Electro Rent Corp.................................................  92,859  1,556,317
    Electro Scientific Industries, Inc................................ 117,233  1,454,862
   *Electronics for Imaging, Inc...................................... 206,710  3,022,100
   *Ellie Mae, Inc....................................................   4,915    100,757
   *eMagin Corp.......................................................  64,205    186,194
  #*EMCORE Corp.......................................................  73,760    367,325
   *Emulex Corp....................................................... 365,692  2,366,027
   *Entegris, Inc..................................................... 588,707  4,739,091
   *Entorian Technologies, Inc........................................  10,595     24,157
  #*Entropic Communications, Inc...................................... 258,853  1,553,118
   *Envestnet, Inc....................................................  15,066    183,956
    EPIQ Systems, Inc................................................. 136,733  1,543,716
   *ePlus, Inc........................................................  18,427    626,149
   *Euronet Worldwide, Inc............................................ 209,547  3,830,519
    Evolving Systems, Inc.............................................   5,500     31,625
   *Exar Corp......................................................... 190,518  1,409,833
   *ExlService Holdings, Inc.......................................... 137,607  3,392,013
   *Extreme Networks.................................................. 423,621  1,355,587
  #*Fabrinet..........................................................  13,425    178,284
   #Fair Isaac Corp................................................... 162,689  7,042,807
  #*Fairchild Semiconductor International, Inc........................ 581,538  8,060,117
   *FalconStor Software, Inc.......................................... 137,274    277,293
   *FARO Technologies, Inc............................................  65,959  2,838,216
  #*FEI Co............................................................ 170,590  8,138,849
  #*Finisar Corp...................................................... 204,057  2,536,428
   *FormFactor, Inc................................................... 182,953  1,119,672
    Forrester Research, Inc...........................................  91,108  2,600,222
   *Frequency Electronics, Inc........................................  47,309    422,469
   *FSI International, Inc............................................ 170,737    618,068
   *Giga-tronics, Inc.................................................   3,942      5,676
  #*GigOptix, Inc.....................................................  17,782     46,589
   *Global Cash Access Holdings, Inc.................................. 311,198  2,010,339
   *Globalscape, Inc..................................................  11,073     24,914
   *Globecomm Systems, Inc............................................ 143,348  1,459,283
   *GSE Systems, Inc..................................................  72,970    171,479
   *GSI Group, Inc....................................................  64,848    667,934
   *GSI Technology, Inc...............................................  96,942    464,352
  #*GT Advanced Technologies, Inc..................................... 495,965  2,539,341
   *Guidance Software, Inc............................................  49,060    483,732
   *Hackett Group, Inc. (The)......................................... 154,717    728,717
   *Harmonic, Inc..................................................... 388,886  1,648,877
   *Hauppauge Digital, Inc............................................  32,277     38,410
   #Heartland Payment Systems, Inc.................................... 165,730  5,253,641
  #*Higher One Holdings, Inc..........................................  28,470    315,732
  #*Hittite Microwave Corp............................................ 130,835  6,629,409
  #*Hutchinson Technology, Inc........................................  89,355    124,203
   *I.D. Systems, Inc.................................................  38,571    165,855
   *Identive Group, Inc............................................... 128,478    114,988
   *IEC Electronics Corp..............................................  31,872    200,475
  #*iGATE Corp........................................................ 281,372  4,473,815
   *iGo, Inc.......................................................... 105,087     53,594
   *Ikanos Communications, Inc........................................ 218,977    199,269
   *Imation Corp...................................................... 139,944    779,488
   *Immersion Corp....................................................  87,820    490,914
  #*Infinera Corp..................................................... 427,928  2,362,163
   *Infosonics Corp...................................................  34,050     54,480
   *Innodata, Inc.....................................................  79,099    303,740

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*Inphi Corp........................................................  19,904 $  218,944
   *Insight Enterprises, Inc.......................................... 170,309  2,854,379
   *Integrated Device Technology, Inc................................. 684,219  3,448,464
   *Integrated Silicon Solution, Inc.................................. 140,733  1,369,332
   *Intellicheck Mobilisa, Inc........................................  61,334     92,001
   *Interactive Intelligence Group, Inc...............................  70,851  1,847,794
   #InterDigital, Inc.................................................  28,997    791,618
   *Intermec, Inc..................................................... 201,648  1,213,921
   *Internap Network Services Corp.................................... 319,865  2,059,931
  #*International Rectifier Corp...................................... 238,849  4,069,987
    Internet Patents Corp.............................................   1,533      5,672
   *Interphase Corp...................................................  23,732     83,062
    Intersil Corp. Class A............................................ 556,686  5,127,078
   *inTEST Corp.......................................................  43,077    143,016
   *Intevac, Inc......................................................  80,753    474,020
   *IntriCon Corp.....................................................  23,513    138,492
   *iPass, Inc........................................................ 493,097  1,124,261
  #*IPG Photonics Corp................................................  27,296  1,414,752
   *Iteris, Inc.......................................................  19,424     29,524
  #*Itron, Inc........................................................ 105,548  4,113,206
   *Ixia.............................................................. 205,484  3,185,002
   *IXYS Corp......................................................... 126,777  1,280,448
   #j2 Global, Inc.................................................... 198,320  5,935,718
   *JDA Software Group, Inc........................................... 181,315  5,363,298
   *Kemet Corp........................................................ 151,800    733,194
   *Kenexa Corp.......................................................  91,165  2,170,639
   *Key Tronic Corp...................................................  50,299    373,219
    Keynote Systems, Inc..............................................  68,280    938,850
  #*KIT Digital, Inc.................................................. 165,559    529,789
   *Kopin Corp........................................................ 247,769    899,401
   *Kulicke & Soffa Industries, Inc................................... 348,534  3,858,271
   *KVH Industries, Inc...............................................  59,649    778,419
   *Lantronix, Inc....................................................   2,333      4,549
   *Lattice Semiconductor Corp........................................ 540,283  2,004,450
   *LeCroy Corp....................................................... 194,740  2,782,835
    Lender Processing Services, Inc................................... 157,269  3,879,826
   #Lexmark International, Inc. Class A...............................  25,962    454,075
   *LGL Group, Inc. (The).............................................   7,103     40,416
   *LightPath Technologies, Inc. Class A..............................   1,850      1,850
   *Limelight Networks, Inc........................................... 393,678  1,094,425
   *Lionbridge Technologies, Inc...................................... 182,102    560,874
  #*Liquidity Services, Inc........................................... 129,928  5,940,308
    Littlefuse, Inc................................................... 100,723  5,402,782
   *LogMeIn, Inc......................................................  35,427    671,342
   *LoJack Corp.......................................................  88,416    276,742
   *LookSmart, Ltd....................................................   2,267      2,040
    Loral Space & Communications, Inc................................. 120,478  8,668,392
   *LTX-Credence Corp................................................. 319,926  1,874,766
   *Magnachip Semiconductor Corp......................................  46,892    477,361
   *Management Network Group, Inc.....................................  42,154    103,277
   *Manhattan Associates, Inc.........................................  94,929  4,432,235
    ManTech International Corp. Class A...............................  86,509  1,897,142
    Marchex, Inc. Class B.............................................  96,761    335,761
   *Market Leader, Inc................................................  91,457    488,380
  #*Mattersight Corp..................................................  27,186    211,235
   *Mattson Technology, Inc........................................... 194,384    171,058
    MAXIMUS, Inc...................................................... 138,602  6,999,401
   *MaxLinear, Inc. Class A...........................................   3,018     14,245
   *Measurement Specialties, Inc......................................  61,567  1,833,465
   *MEMSIC, Inc.......................................................  13,970     29,337
   *Mentor Graphics Corp.............................................. 484,056  7,396,376

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Mercury Computer Systems, Inc..................................... 226,389 $2,641,960
   #Mesa Laboratories, Inc............................................  14,149    655,099
    Methode Electronics, Inc.......................................... 138,249  1,216,591
    Micrel, Inc....................................................... 269,355  2,515,776
   *Microsemi Corp.................................................... 378,282  7,323,540
   *Mindspeed Technologies, Inc....................................... 121,524    286,797
   *MIPS Technologies, Inc............................................ 265,016  1,629,848
   #MKS Instruments, Inc.............................................. 225,206  5,945,438
    MOCON, Inc........................................................  23,159    361,049
   *ModusLink Global Solutions, Inc................................... 156,445    535,042
   *MoneyGram International, Inc......................................  53,272    828,912
   *Monolithic Power Systems, Inc..................................... 169,063  3,276,441
   *Monotype Imaging Holdings, Inc.................................... 147,774  2,169,322
  #*Monster Worldwide, Inc............................................ 174,254  1,263,341
   *MoSys, Inc........................................................ 109,762    354,531
   *Move, Inc......................................................... 156,952  1,445,528
    MRV Communications, Inc........................................... 694,216    404,034
    MTS Systems Corp..................................................  67,315  2,926,183
   *Multi-Fineline Electronix, Inc....................................  96,276  2,519,543
   *Nanometrics, Inc.................................................. 173,921  2,641,860
   *NAPCO Security Technologies, Inc..................................  14,147     42,300
   *NCI, Inc. Class A.................................................  28,077    166,497
  #*NETGEAR, Inc...................................................... 150,612  5,215,694
  #*NetList, Inc......................................................  78,133    135,170
   *NetScout Systems, Inc............................................. 188,193  4,396,188
   *Network Engines, Inc.............................................. 123,793    175,786
   *Network Equipment Technologies, Inc...............................  96,492    127,369
  #*NeuStar, Inc. Class A............................................. 253,413  8,973,354
   *Newport Corp...................................................... 221,885  2,496,206
   *Newtek Business Services, Inc..................................... 148,095    242,876
    NIC, Inc.......................................................... 239,252  3,220,332
   *Novatel Wireless, Inc............................................. 101,083    238,556
  #*NumereX Corp. Class A.............................................  47,759    454,188
  #*Oclaro, Inc....................................................... 239,817    671,489
   *Official Payments Holdings, Inc...................................  52,586    208,766
  #*OmniVision Technologies, Inc...................................... 218,204  3,059,220
   *Omtool, Ltd.......................................................   3,470     21,479
   *Online Resources Corp............................................. 132,396    313,779
   *Onvia, Inc........................................................   2,306      8,648
   *OpenTable, Inc....................................................  55,140  2,004,890
   *Oplink Communications, Inc........................................  76,599  1,015,703
   #OPNET Technologies, Inc...........................................  75,339  1,991,963
   *OPTi, Inc.........................................................  11,000      5,176
    Optical Cable Corp................................................  25,998     95,153
   *OSI Systems, Inc..................................................  80,167  5,173,978
   *Overland Storage, Inc.............................................  62,392    126,656
   *PAR Technology Corp...............................................  35,625    182,756
    Park Electrochemical Corp.........................................  82,327  2,223,652
  #*ParkerVision, Inc.................................................  71,039    178,308
    PC Connection, Inc................................................  50,219    597,104
   *PC Mall, Inc......................................................  42,066    240,618
    PC-Tel, Inc.......................................................  58,100    357,896
   *PDF Solutions, Inc................................................ 115,183  1,072,354
   *Perceptron, Inc...................................................  28,219    151,254
   *Perficient, Inc................................................... 126,544  1,681,770
   *Performance Technologies, Inc.....................................  38,515     73,949
   *Pericom Semiconductor Corp........................................  87,504    703,532
   *Pervasive Software, Inc...........................................  46,662    315,435
   *PFSweb, Inc.......................................................   6,817     17,656
   *Photronics, Inc................................................... 235,528  1,377,839
   *Pixelworks, Inc...................................................  48,551    143,225

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

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Planar Systems, Inc...............................................   280,770 $   395,886
   #Plantronics, Inc..................................................   185,185   6,077,772
   *Plexus Corp.......................................................   142,297   4,086,770
   *PLX Technology, Inc...............................................   114,546     648,330
  #*PMC-Sierra, Inc................................................... 1,047,069   5,570,407
    Power Integrations, Inc...........................................   127,734   4,501,346
  #*Power-One, Inc....................................................   383,793   1,918,965
   *Presstek, Inc.....................................................    81,714      30,724
   *PRGX Global, Inc..................................................    95,200     723,520
  #*Progress Software Corp............................................   275,183   5,349,558
   *PROS Holdings, Inc................................................    44,780     624,233
    Pulse Electronics Corp............................................    87,353     158,109
    QAD, Inc. Class A.................................................    46,796     652,804
    QAD, Inc. Class B.................................................    13,168     175,793
  #*QLIK Technologies, Inc............................................    29,959     599,180
  #*QLogic Corp.......................................................   404,569   4,668,726
   *Qualstar Corp.....................................................    25,800      48,246
   *Quantum Corp......................................................   689,475   1,020,423
  #*Quest Software, Inc...............................................   321,232   8,975,222
  #*QuickLogic Corp...................................................    35,762      85,471
  #*QuinStreet, Inc...................................................    60,672     550,295
   *Radisys Corp......................................................   125,621     428,368
   *Ramtron International Corp........................................    97,876     267,201
  #*RealD, Inc........................................................    33,037     320,459
    RealNetworks, Inc.................................................   142,378   1,104,853
   *Reis, Inc.........................................................    40,187     417,945
   *Relm Wireless Corp................................................    30,643      49,642
  #*Remark Media, Inc.................................................       436         924
  #*Research Frontiers, Inc...........................................     4,300      12,771
   *Responsys, Inc....................................................    33,632     374,997
    RF Industries, Ltd................................................    28,527     116,961
   *RF Micro Devices, Inc............................................. 1,098,709   4,262,991
    Richardson Electronics, Ltd.......................................    58,120     711,970
    Rimage Corp.......................................................    30,437     211,537
   *Rofin-Sinar Technologies, Inc.....................................   119,821   2,172,355
   *Rogers Corp.......................................................    66,418   2,381,085
  #*Rosetta Stone, Inc................................................    70,600     919,918
  #*Rubicon Technology, Inc...........................................    82,366     827,778
   *Rudolph Technologies, Inc.........................................   311,455   3,114,550
   *Saba Software, Inc................................................    75,748     631,738
   *Sanmina-SCI Corp..................................................   288,684   2,465,361
   #Sapient Corp......................................................   552,217   5,500,081
   *ScanSource, Inc...................................................   106,049   3,061,635
   *Schmitt Industries, Inc...........................................     2,366       8,518
   *Scientific Learning Corp..........................................     9,751      10,336
   *SeaChange International, Inc......................................   139,293   1,054,448
   *Selectica, Inc....................................................    10,332      40,191
  #*Semtech Corp......................................................   268,918   6,424,451
   *Sevcon, Inc.......................................................     7,783      48,332
   *ShoreTel, Inc.....................................................   165,115     772,738
   *Sigma Designs, Inc................................................   115,276     783,877
   *Sigmatron International, Inc......................................     2,200       7,678
  #*Silicon Graphics International Corp...............................    88,879     591,045
   *Silicon Image, Inc................................................   329,567   1,291,903
  #*Silicon Laboratories, Inc.........................................   164,998   6,096,676
   *Smith Micro Software, Inc.........................................   119,075     206,000
   *SMTC Corp.........................................................    18,570      57,381
   *SolarWinds, Inc...................................................   262,245  14,001,261
  #*Sonic Foundry, Inc................................................    10,310      74,335
   *Sonus Networks, Inc............................................... 1,309,270   2,173,388
   *Soundbite Communications, Inc.....................................     2,200       4,972

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*Sourcefire, Inc...................................................  99,499 $5,079,424
   *Spansion, Inc. Class A............................................ 229,416  2,351,514
  #*Spark Networks, Inc...............................................  31,952    185,002
   *Spire Corp........................................................  23,050     13,830
   *SS&C Technologies Holdings, Inc................................... 103,323  2,510,749
   *Stamps.com, Inc...................................................  48,280  1,021,122
   *Standard Microsystems Corp........................................  87,980  3,247,342
   *StarTek, Inc......................................................  50,089    150,768
  #*STEC, Inc......................................................... 184,015  1,485,001
   *Steel Excel, Inc..................................................  32,698    895,925
  #*STR Holdings, Inc.................................................  47,450    158,483
  #*Stratasys, Inc....................................................  71,383  4,374,350
  #*SunPower Corp.....................................................  63,290    248,097
   *Super Micro Computer, Inc......................................... 170,353  2,114,081
   *Supertex, Inc.....................................................  45,743    777,174
   *Support.com, Inc.................................................. 181,713    517,882
   *Sycamore Networks, Inc............................................ 112,283  1,600,033
   *Symmetricom, Inc.................................................. 329,857  1,975,843
  #*Synaptics, Inc.................................................... 128,784  3,397,322
  #*SYNNEX Corp....................................................... 162,939  5,512,226
   #Syntel, Inc....................................................... 122,280  7,108,136
  #*Take-Two Interactive Software, Inc................................ 356,050  3,126,119
   *Tech Data Corp....................................................  26,133  1,309,263
    Technical Communications Corp.....................................     400      3,144
   *TechTarget, Inc................................................... 151,203    621,444
   *TeleCommunication Systems, Inc. Class A........................... 189,565    252,121
   *TeleNav, Inc......................................................  56,580    326,467
   *TeleTech Holdings, Inc............................................ 225,055  3,704,405
    Tellabs, Inc...................................................... 204,491    672,775
    Telular Corp......................................................  92,276    870,163
    Tessco Technologies, Inc..........................................  34,120    639,750
    Tessera Technologies, Inc......................................... 203,848  2,945,604
    TheStreet, Inc....................................................  96,581    140,042
  #*THQ, Inc..........................................................  21,692    111,714
   *TII Network Technologies, Inc.....................................   2,460      5,289
   *TiVo, Inc......................................................... 234,889  2,041,185
   *TNS, Inc.......................................................... 105,748  1,790,314
   *Transact Technologies, Inc........................................  30,291    234,149
   *TranSwitch Corp...................................................  22,072     18,099
   *Trio-Tech International...........................................   3,256      4,754
   *TriQuint Semiconductor, Inc....................................... 570,517  3,217,716
   *TSR, Inc..........................................................   5,056     19,617
   *TTM Technologies, Inc............................................. 281,360  3,078,078
  #*Tyler Technologies, Inc........................................... 134,868  5,262,549
  #*Ultimate Software Group, Inc......................................  48,942  4,378,841
   *Ultra Clean Holdings..............................................  86,106    520,080
   *Ultratech, Inc.................................................... 114,643  3,646,794
  #*Unisys Corp....................................................... 173,300  3,367,219
    United Online, Inc................................................ 325,787  1,381,337
   *Unwired Planet, Inc............................................... 517,109  1,013,534
  #*USA Technologies, Inc.............................................  17,630     29,090
   *UTStarcom Holdings Corp........................................... 459,091    491,227
  #*ValueClick, Inc................................................... 363,448  5,709,768
  #*Veeco Instruments, Inc............................................ 169,176  6,041,275
  #*Verint Systems, Inc............................................... 145,111  4,050,048
  #*ViaSat, Inc....................................................... 170,550  6,532,065
   *Viasystems Group, Inc.............................................  37,579    578,717
   *Vicon Industries, Inc.............................................  14,689     45,536
   *Video Display Corp................................................  21,287     84,084
  #*VirnetX Holding Corp..............................................  81,818  1,935,814
   *Virtusa Corp...................................................... 114,904  1,740,796

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
  #*Vishay Intertechnology, Inc.......................................   460,857 $  4,548,659
   *Vishay Precision Group, Inc.......................................    28,087      381,983
  #*VistaPrint NV.....................................................   171,590    5,919,855
   *Volterra Semiconductor Corp.......................................   102,050    2,345,109
    Wayside Technology Group, Inc.....................................     5,442       69,603
   *Web.com Group, Inc................................................   227,120    3,520,360
   *WebMediaBrands, Inc...............................................   156,997       97,338
   *Websense, Inc.....................................................   168,870    2,534,739
   *Westell Technologies, Inc. Class A................................   295,909      648,041
   *Winland Electronics, Inc..........................................     3,003        1,922
   *Wireless Ronin Technologies, Inc..................................    37,195       31,616
   *Wireless Telecom Group, Inc.......................................    61,160       76,450
   *WPCS International, Inc...........................................    34,365       25,774
  #*Wright Express Corp...............................................   136,186    8,767,655
   *XO Group, Inc.....................................................   123,486    1,063,214
    Xyratex, Ltd......................................................    63,930      756,292
  #*Zebra Technologies Corp. Class A..................................   195,659    6,758,062
   *Zhone Technologies, Inc...........................................    49,121       27,017
   *Zix Corp..........................................................   226,500      552,660
   *Zygo Corp.........................................................    70,453    1,259,700
                                                                                 ------------
Total Information Technology..........................................            808,977,154
                                                                                 ------------
Materials -- (4.2%)
    A. Schulman, Inc..................................................   116,819    2,553,663
  #*A.M. Castle & Co..................................................    85,778      625,322
   *AEP Industries, Inc...............................................    23,521    1,105,017
   #AK Steel Holding Corp.............................................   441,099    2,346,647
   #AMCOL International Corp..........................................   127,970    3,928,679
   *American Biltrite, Inc............................................        62       44,950
   *American Pacific Corp.............................................    24,989      253,888
    American Vanguard Corp............................................   133,934    3,132,716
  #*Arabian American Development Co...................................    28,849      274,065
    Balchem Corp......................................................    99,162    3,305,069
    Boise, Inc........................................................   411,820    3,047,468
    Buckeye Technologies, Inc.........................................   163,407    4,921,819
   *Calgon Carbon Corp................................................   233,834    3,236,263
   #Carpenter Technology Corp.........................................    41,733    1,997,341
   *Century Aluminum Co...............................................   332,713    2,032,876
   #Chase Corp........................................................    27,069      418,487
   *Chemtura Corp.....................................................   326,661    4,416,457
   *Clearwater Paper Corp.............................................    92,932    3,274,924
   *Coeur d'Alene Mines Corp..........................................   155,247    2,532,079
    Commercial Metals Co..............................................   465,123    5,995,435
   *Contango ORE, Inc.................................................     4,405       37,442
   *Continental Materials Corp........................................       397        5,798
   *Core Molding Technologies, Inc....................................    29,890      240,465
    Deltic Timber Corp................................................    42,817    2,646,519
    Detrex Corp.......................................................       500       11,000
    Eagle Materials, Inc..............................................   211,028    7,333,223
   *Ferro Corp........................................................   298,612      916,739
    Flamemaster Corp..................................................       189          888
  #*Flotek Industries, Inc............................................   114,900    1,122,573
    Friedman Industries, Inc..........................................    25,281      230,563
   #FutureFuel Corp...................................................       463        4,505
  #*General Moly, Inc.................................................   237,185      706,811
    Georgia Gulf Corp.................................................   137,248    4,498,989
    Globe Specialty Metals, Inc.......................................   243,328    3,048,900
  #*Golden Minerals Co................................................    51,086      215,583
   *Graphic Packaging Holding Co...................................... 1,295,284    7,253,590
   *Greif, Inc. Class A...............................................     2,455      106,203
   #H.B. Fuller Co....................................................   216,148    6,315,845

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
   #Hawkins, Inc......................................................  40,969 $1,558,461
    Haynes International, Inc.........................................  52,155  2,513,349
   *Headwaters, Inc................................................... 223,629  1,397,681
   #Hecla Mining Co................................................... 805,509  3,624,790
   *Horsehead Holding Corp............................................ 166,618  1,504,561
   #Innophos Holdings, Inc............................................  96,281  5,581,410
   *Innospec, Inc.....................................................  96,648  3,007,686
  #*Intrepid Potash, Inc..............................................  59,983  1,400,003
    Kaiser Aluminum Corp..............................................  79,761  4,350,165
   *KapStone Paper & Packaging Corp................................... 196,449  3,302,308
    KMG Chemicals, Inc................................................  42,517    760,204
    Koppers Holdings, Inc.............................................  89,284  2,941,015
   *Kraton Performance Polymers, Inc.................................. 127,613  2,988,696
   *Landec Corp....................................................... 115,767    924,978
   *Louisiana-Pacific Corp............................................ 593,746  6,127,459
   *LSB Industries, Inc...............................................  90,364  2,903,395
   *Material Sciences Corp............................................ 238,546  1,927,452
    Materion Corp.....................................................  80,020  1,570,793
  #*McEwen Mining, Inc................................................ 189,563    566,793
   *Mercer International, Inc......................................... 152,977    801,599
   *Metals USA Holdings Corp..........................................  97,534  1,586,878
   #Minerals Technologies, Inc........................................  75,802  4,846,780
  #*Mines Management, Inc.............................................  58,244     72,805
   *Mod-Pac Corp......................................................  28,616    125,910
    Myers Industries, Inc............................................. 143,715  2,362,675
    Neenah Paper, Inc.................................................  98,399  2,642,997
   #NewMarket Corp....................................................  16,863  3,876,466
    Noranda Aluminum Holding Corp.....................................  74,542    464,397
   *Northern Technologies International Corp..........................  16,245    163,343
   #Olin Corp......................................................... 354,261  7,170,243
    Olympic Steel, Inc................................................  37,965    594,152
   *OM Group, Inc..................................................... 117,450  1,843,965
   *Omnova Solutions, Inc............................................. 200,289  1,458,104
    P.H. Glatfelter Co................................................ 161,183  2,564,422
   *Penford Corp......................................................  47,875    377,734
    PolyOne Corp...................................................... 378,056  5,568,765
    Quaker Chemical Corp..............................................  57,137  2,529,455
  #*Resolute Forest Products..........................................   6,142     56,384
   *Revett Minerals, Inc..............................................   7,337     23,258
   *RTI International Metals, Inc..................................... 124,481  2,794,598
   #Schnitzer Steel Industries, Inc. Class A..........................  83,999  2,411,611
    Schweitzer-Mauduit International, Inc.............................  69,768  4,751,201
   *Senomyx, Inc......................................................  60,712    125,067
    Sensient Technologies Corp........................................ 219,712  7,788,790
   *Spartech Corp..................................................... 105,040    534,654
    Stepan Co.........................................................  46,660  4,136,876
   *Stillwater Mining Co.............................................. 267,369  2,374,237
    Synalloy Corp.....................................................  15,203    190,190
   #Texas Industries, Inc............................................. 118,982  4,969,878
    Tredegar Corp.....................................................  81,691  1,209,844
   *UFP Technologies, Inc.............................................   3,300     54,021
   *United States Lime & Minerals, Inc................................  24,502  1,117,046
   *Universal Stainless & Alloy Products, Inc.........................  28,598    975,764
   #Valhi, Inc........................................................  84,462    940,062
   *Verso Paper Corp..................................................   9,552     12,609
    Vulcan International Corp.........................................     700     24,255
    Wausau Paper Corp................................................. 329,594  2,798,253
   *Webco Industries, Inc.............................................     600     78,900
   #Westlake Chemical Corp............................................  40,516  2,405,030
    Worthington Industries, Inc....................................... 318,954  6,921,302
    Zep, Inc..........................................................  80,543  1,229,086

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
   *Zoltek Cos., Inc.................................................. 148,115 $  1,235,279
                                                                               ------------
Total Materials.......................................................          221,298,885
                                                                               ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.....................................     800           --
  o*Avigen, Inc. Escrow Shares........................................ 193,723           --
  o*Big 4 Ranch, Inc..................................................   3,200           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................   5,100           --
  o*Concord Camera Corp. Escrow Shares................................ 113,476           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares........................ 106,674           --
  o*DLB Oil & Gas, Inc. Escrow Shares.................................   1,300           --
  o*Gerber Scientific, Inc. Escrow Shares............................. 166,622           --
  o*iGo, Inc. Escrow Shares...........................................   4,100           --
  o*MAIR Holdings, Inc. Escrow Shares.................................  51,616           --
  o*Petrocorp, Inc. Escrow Shares.....................................   6,900          414
  o*Price Communications Liquidation Trust............................ 159,870           --
  o*Voyager Learning Co. Escrow Shares................................  72,800           --
                                                                               ------------
Total Other...........................................................                  414
                                                                               ------------
Telecommunication Services -- (0.5%)
    Atlantic Tele-Network, Inc........................................  54,691    1,911,997
  #*Boingo Wireless, Inc..............................................     762        6,546
   *Cbeyond, Inc......................................................  88,972      634,370
   *Cincinnati Bell, Inc.............................................. 855,020    3,291,827
   #Consolidated Communications Holdings, Inc......................... 163,183    2,588,082
   *General Communications, Inc. Class A.............................. 271,241    2,560,515
  #*Hawaiian Telcom Holdco, Inc.......................................   4,984       89,712
    HickoryTech Corp..................................................  55,911      596,570
    IDT Corp. Class B.................................................  74,948      758,474
  #*Iridium Communications, Inc....................................... 174,887    1,584,476
  #*Leap Wireless International, Inc.................................. 246,684    1,401,165
   #Lumos Networks Corp...............................................  75,547      676,901
   *Neutral Tandem, Inc............................................... 130,929    1,788,490
    NTELOS Holdings Corp..............................................  75,781    1,606,557
   *ORBCOMM, Inc...................................................... 133,365      414,765
   *Premiere Global Services, Inc..................................... 214,169    1,961,788
    Primus Telecommunications Group, Inc..............................   5,825       92,210
    Shenandoah Telecommunications Co..................................  69,191    1,089,758
    USA Mobility, Inc.................................................  87,204      971,453
   *Vonage Holdings Corp.............................................. 554,353      992,292
   #Warwick Valley Telephone Co.......................................  24,398      320,346
                                                                               ------------
Total Telecommunication Services......................................           25,338,294
                                                                               ------------
Utilities -- (2.8%)
   #ALLETE, Inc....................................................... 162,928    6,754,995
    AMEN Properties, Inc..............................................      19       10,782
    American States Water Co..........................................  81,831    3,326,430
   #Artesian Resources Corp. Class A..................................  16,954      364,850
   #Atlantic Power Corp............................................... 160,825    2,216,168
   #Avista Corp....................................................... 260,054    7,198,295
   #Black Hills Corp.................................................. 195,538    6,227,885
  #*Cadiz, Inc........................................................  14,846      105,407
    California Water Service Group.................................... 188,842    3,487,912
    CH Energy Group, Inc..............................................  59,619    3,877,024
    Chesapeake Utilities Corp.........................................  41,039    1,877,124
   #Cleco Corp........................................................ 108,639    4,754,043
    Connecticut Water Services, Inc...................................  34,658    1,047,711
    Consolidated Water Co., Ltd.......................................  22,955      188,231
   #Delta Natural Gas Co., Inc........................................  14,178      287,813
   *Dynegy, Inc....................................................... 423,822      175,462

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                             SHARES         VALUE+
                                                                             ------         ------
Utilities -- (Continued)
   #El Paso Electric Co.................................................    164,295 $    5,561,386
    Empire District Electric Co. (The)..................................    180,149      3,873,203
    Gas Natural, Inc....................................................     15,738        159,741
    Genie Energy, Ltd. Class B..........................................     78,698        555,608
   *GenOn Energy, Inc...................................................    586,518      1,395,913
   #IDACORP, Inc........................................................    193,796      8,178,191
    Laclede Group, Inc. (The)...........................................     94,666      3,955,145
   #MGE Energy, Inc.....................................................     93,013      4,459,043
    Middlesex Water Co..................................................     64,405      1,204,373
   #New Jersey Resources Corp...........................................    140,020      6,426,918
   #Northwest Natural Gas Co............................................    113,530      5,527,776
   #NorthWestern Corp...................................................    154,757      5,715,176
   #Ormat Technologies, Inc.............................................     45,658        821,844
    Otter Tail Corp.....................................................    150,225      3,525,781
   #Piedmont Natural Gas Co.............................................      8,881        282,238
   #PNM Resources, Inc..................................................    351,596      7,313,197
   #Portland General Electric Co........................................    305,948      8,330,964
    RGC Resources, Inc..................................................      6,328        113,145
    SJW Corp............................................................     69,396      1,619,009
    South Jersey Industries, Inc........................................    128,839      6,810,430
   #Southwest Gas Corp..................................................    184,037      8,219,092
   *Synthesis Energy Systems, Inc.......................................     48,546         53,401
   *Two Rivers Water Co.................................................        247            420
   #UIL Holdings Corp...................................................    222,558      8,243,548
    Unitil Corp.........................................................     58,808      1,561,940
    UNS Energy Corp.....................................................    166,663      6,783,184
   #WGL Holdings, Inc...................................................     93,657      3,788,426
    York Water Co.......................................................     50,038        902,184
                                                                                    --------------
Total Utilities.........................................................               147,281,408
                                                                                    --------------
TOTAL COMMON STOCKS.....................................................             4,254,607,009
                                                                                    --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc...................................................        771         84,938
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights........................................      9,661             --
  o*Capital Bank Corp. Contingent Value Rights..........................      2,560             --
  o*CSF Holding, Inc. Litigation Rights.................................      3,250             --
  o*CVR Energy, Inc. Contingent Value Rights............................    328,935             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights.................     17,329             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17........................     31,886         27,103
  o*Hampton Roads Bankshares, Inc. Rights 07/31/12......................      1,092            574
  o*PhotoMedex, Inc. Contingent Value Warrants..........................      1,607             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17.......................      9,325             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17.......................      9,325             --
                                                                                    --------------
TOTAL RIGHTS/WARRANTS...................................................                    27,677
                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares. 18,281,359     18,281,359
                                                                                    --------------

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

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CONTINUED


                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)          VALUE+
                                                                              -------        -------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@DFA Short Term Investment Fund....................................  1,007,732,303 $1,007,732,303
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $2,526,854 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $2,534,438) to be repurchased at $2,453,254......................         $2,453      2,453,241
                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                 1,010,185,544
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,823,308,404)^^............................................                $5,283,186,527
                                                                                      ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                ----------------------------------------------------
                                                   LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary....................... $  785,421,825 $       41,167   --    $  785,462,992
  Consumer Staples.............................    194,583,108             --   --       194,583,108
  Energy.......................................    189,570,400             --   --       189,570,400
  Financials...................................    671,206,822             --   --       671,206,822
  Health Care..................................    449,039,709             --   --       449,039,709
  Industrials..................................    761,531,777        316,046   --       761,847,823
  Information Technology.......................    808,977,154             --   --       808,977,154
  Materials....................................    221,298,885             --   --       221,298,885
  Other........................................             --            414   --               414
  Telecommunication Services...................     25,338,294             --   --        25,338,294
  Utilities....................................    147,281,408             --   --       147,281,408
Preferred Stocks
  Energy.......................................             --         84,938   --            84,938
Rights/Warrants................................         27,103            574   --            27,677
Temporary Cash Investments.....................     18,281,359             --   --        18,281,359
Securities Lending Collateral..................             --  1,010,185,544   --     1,010,185,544
                                                -------------- --------------   --    --------------
TOTAL.......................................... $4,272,557,844 $1,010,628,683   --    $5,283,186,527
                                                ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                        ------     ------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (15.4%)
   *1-800-FLOWERS.COM, Inc. Class A................................... 164,383 $  576,984
    A.H. Belo Corp. Class A........................................... 245,466  1,016,229
    Acme United Corp..................................................  30,407    328,396
   *AFC Enterprises, Inc.............................................. 159,645  3,526,558
   *ALCO Stores, Inc..................................................  52,342    351,738
   *Aldila, Inc.......................................................  52,806    105,612
   #Ambassadors Group, Inc............................................ 141,974    775,178
    Amcon Distributing Co.............................................   5,690    358,470
  #*American Apparel, Inc............................................. 150,877    123,719
  #*American Public Education, Inc.................................... 119,266  2,994,769
   *America's Car-Mart, Inc........................................... 105,056  4,819,969
   *Amerigon, Inc.....................................................  80,832    909,360
    Ameristar Casinos, Inc............................................ 188,167  3,174,377
    Arbitron, Inc..................................................... 115,897  4,064,508
   *Arctic Cat, Inc................................................... 110,720  4,871,680
    Ark Restaurants Corp..............................................  36,613    545,900
   *Asbury Automotive Group, Inc...................................... 295,080  7,719,293
   *Ascent Capital Group, Inc. Class A................................  45,982  2,288,984
   *Ballantyne Strong, Inc............................................  68,867    368,438
  #*Barnes & Noble, Inc............................................... 336,547  4,465,979
    Bassett Furniture Industries, Inc.................................  90,500  1,108,625
   *BB Liquidating, Inc............................................... 595,858      9,593
  #*Beasley Broadcast Group, Inc. Class A.............................  65,543    329,026
  #*Beazer Homes USA, Inc............................................. 633,866  1,470,569
    bebe stores, Inc.................................................. 546,205  3,277,230
    Belo Corp. Class A................................................ 800,325  5,482,226
    Benihana, Inc..................................................... 101,323  1,643,459
    Big 5 Sporting Goods Corp.........................................  95,899    723,078
   *Biglari Holdings, Inc.............................................  12,870  4,835,902
   *Black Diamond, Inc................................................ 138,650  1,364,316
  #*Blue Nile, Inc....................................................  30,092    772,763
   *Bluegreen Corp.................................................... 280,227  1,342,287
    Blyth, Inc........................................................ 108,084  3,705,120
    Bob Evans Farms, Inc..............................................  57,297  2,207,080
  #*Body Central Corp.................................................  63,123    652,692
   #Bon-Ton Stores, Inc. (The)........................................ 133,472    880,915
  #*Books-A-Million, Inc..............................................  60,674    143,191
    Bowl America, Inc. Class A........................................  55,406    695,345
  #*Boyd Gaming Corp..................................................  39,623    225,851
   *Bravo Brio Restaurant Group, Inc..................................  54,055    976,774
   *Brookfield Residential Properties, Inc............................  13,555    153,036
    Brown Shoe Co., Inc............................................... 231,538  3,185,963
   *Build-A-Bear Workshop, Inc........................................  95,329    443,280
   *Cache, Inc........................................................ 109,084    381,794
   #Callaway Golf Co.................................................. 401,429  2,203,845
   *Cambium Learning Group, Inc.......................................  93,736    106,390
    Canterbury Park Holding Corp......................................  26,287    274,699
   *Capella Education Co..............................................  50,930  1,350,664
  #*Caribou Coffee Co., Inc........................................... 140,008  1,591,891
   *Carmike Cinemas, Inc..............................................  92,758  1,289,336
    Carriage Services, Inc............................................ 168,400  1,360,672
   *Carrols Restaurant Group, Inc..................................... 239,579  1,296,122
   *Casual Male Retail Group, Inc..................................... 259,535    986,233
    Cato Corp. Class A (The).......................................... 251,022  7,028,616
   *Cavco Industries, Inc.............................................  57,047  2,730,269
    CEC Entertainment, Inc............................................ 140,692  4,848,246
  #*Charles & Colvard, Ltd............................................  59,798    221,851
   #Cherokee, Inc.....................................................  81,398  1,090,733

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

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Christopher & Banks Corp.......................................... 167,376 $  364,880
   *Chromcraft Revington, Inc.........................................  81,837    106,388
    Churchill Downs, Inc.............................................. 114,108  6,314,737
   *Citi Trends, Inc.................................................. 130,565  1,962,392
   *Coast Distribution System, Inc. (The).............................  41,382     78,212
   *Cobra Electronics Corp............................................  47,132    215,393
   *Coldwater Creek, Inc.............................................. 340,576    217,969
   *Collective Brands, Inc............................................  38,232    822,753
    Collectors Universe, Inc..........................................  52,720    769,185
  #*Conn's, Inc....................................................... 317,093  5,660,110
    Cooper Tire & Rubber Co........................................... 300,260  5,245,542
    Core-Mark Holding Co., Inc........................................  67,348  3,252,235
  #*Corinthian Colleges, Inc.......................................... 271,198    547,820
   *Cosi, Inc.........................................................   3,033      2,260
  #*Crown Media Holdings, Inc. Class A................................ 170,294    332,073
    CSS Industries, Inc...............................................  52,750    988,535
    Culp, Inc......................................................... 186,578  1,865,780
   *Cumulus Media, Inc. Class A....................................... 211,891    533,965
   *Cybex International, Inc..........................................   6,772      8,330
  #*Daily Journal Corp................................................     200     18,960
   *dELiA*s, Inc......................................................   7,960     12,099
   *Delta Apparel, Inc................................................  77,201  1,080,814
    Destination Maternity Corp........................................  92,008  1,646,023
  o*DGSE Cos., Inc....................................................   8,313     61,766
  #*Dial Global, Inc..................................................     279        770
  #*Digital Generation, Inc........................................... 129,911  1,384,851
  #*DineEquity, Inc................................................... 115,975  6,181,468
   *Dixie Group, Inc. (The)........................................... 104,300    360,878
   *Dorman Products, Inc.............................................. 316,110  9,078,679
    Dover Downs Gaming & Entertainment, Inc........................... 142,541    389,137
   *Dover Motorsports, Inc............................................ 168,371    252,556
   *Drew Industries, Inc.............................................. 187,163  5,027,198
   #DSW, Inc. Class A.................................................  18,756  1,108,855
   *E.W. Scripps Co. Class A (The).................................... 264,973  2,461,599
   *EDCI Holdings, Inc................................................  62,230    295,592
    Educational Development Corp......................................  36,900    151,290
    Einstein Noah Restaurant Group, Inc...............................  75,742  1,287,614
   *ELXSI Corp........................................................   7,100     78,988
   *Emerson Radio Corp................................................ 243,478    489,391
   *Emmis Communications Corp. Class A................................ 303,222    676,185
  #*Empire Resorts, Inc...............................................  29,016     47,296
  #*Entercom Communications Corp. Class A............................. 357,390  1,944,202
   *Entertainment Gaming Asia, Inc....................................   5,434     14,889
    Entravision Communications Corp. Class A.......................... 971,879  1,205,130
    Escalade, Inc.....................................................  62,320    373,920
   #Ethan Allen Interiors, Inc........................................ 230,201  4,749,047
  #*Ever-Glory International Group, Inc...............................   1,379      2,248
   *Exide Technologies................................................ 343,985  1,007,876
   *Famous Dave's of America, Inc.....................................  49,507    514,873
   *Fiesta Restaurant Group, Inc...................................... 216,330  3,329,319
   #Finish Line, Inc. Class A (The)................................... 400,378  8,359,893
   *Fisher Communications, Inc........................................  25,775    823,769
   *Flanigan's Enterprises, Inc.......................................  20,756    170,303
    Flexsteel Industries, Inc.........................................  55,532  1,187,829
   *Frederick's of Hollywood Group, Inc...............................   3,103      1,210
    Fred's, Inc. Class A.............................................. 314,349  4,463,756
    Frisch's Restaurants, Inc.........................................  63,337  2,059,086
  #*Fuel Systems Solutions, Inc....................................... 142,950  2,533,074
   *Full House Resorts, Inc...........................................  67,697    184,813
   *Furniture Brands International, Inc............................... 196,801    216,481
   *Gaiam, Inc. Class A...............................................  66,889    229,429

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

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
    Gaming Partners International Corp................................  14,659 $    90,739
   *Geeknet, Inc......................................................   3,079      61,580
   *Genesco, Inc......................................................  88,950   5,890,269
   *G-III Apparel Group, Ltd.......................................... 155,173   3,812,601
   *Global Sources, Ltd...............................................   2,635      15,810
   *Gordmans Stores, Inc..............................................  21,691     367,446
   *Grand Canyon Education, Inc....................................... 279,095   4,644,141
   *Gray Television, Inc.............................................. 363,896     611,345
   *Gray Television, Inc. Class A.....................................  41,200      61,800
   #Group 1 Automotive, Inc........................................... 108,400   5,826,500
   *Hallwood Group, Inc. (The)........................................   6,988      68,832
   *Hampshire Group, Ltd..............................................  25,800      79,851
   *Harris Interactive, Inc........................................... 559,304     643,200
    Harte-Hanks, Inc.................................................. 368,633   2,322,388
   *Hastings Entertainment, Inc.......................................  92,939     179,372
    Haverty Furniture Cos., Inc....................................... 141,130   1,591,946
    Haverty Furniture Cos., Inc. Class A..............................  18,855     214,947
   *Heelys, Inc.......................................................   9,600      18,720
   *Helen of Troy, Ltd................................................ 193,193   5,884,659
  o*Here Media, Inc...................................................   9,920          99
  o*Here Media, Inc. Special Shares...................................   9,920          99
  #*hhgregg, Inc...................................................... 154,997   1,066,379
  #*Hibbett Sports, Inc............................................... 210,543  12,794,698
   *Hollywood Media Corp..............................................   1,798       2,391
    Hooker Furniture Corp.............................................  89,184   1,051,479
    Hot Topic, Inc.................................................... 279,472   2,839,436
  #*Hovnanian Enterprises, Inc. Class A............................... 278,638     646,440
   *Image Entertainment, Inc..........................................  74,886       3,332
   *Insignia Systems, Inc.............................................  51,150      85,420
   #Interval Leisure Group, Inc....................................... 348,632   6,393,911
  #*iRobot Corp....................................................... 165,504   3,766,871
   *Isle of Capri Casinos, Inc........................................ 118,108     693,294
   *J. Alexander's Corp...............................................  62,383     813,474
   *Jack in the Box, Inc.............................................. 204,870   5,529,441
    Jaclyn, Inc.......................................................  20,127     104,660
   #JAKKS Pacific, Inc................................................ 186,066   2,980,777
   *Johnson Outdoors, Inc. Class A....................................  65,549   1,371,941
    Jones Group, Inc. (The)........................................... 416,227   4,399,519
   *Journal Communications, Inc. Class A.............................. 481,502   2,667,521
  #*K12, Inc.......................................................... 115,703   2,091,910
   #KB Home........................................................... 531,664   4,912,575
   *Kenneth Cole Productions, Inc. Class A............................  83,157   1,250,681
   *Kid Brands, Inc................................................... 184,100     281,673
   *Kirkland's, Inc................................................... 153,018   1,654,125
   *Kona Grill, Inc...................................................  64,396     531,267
    Koss Corp......................................................... 115,135     542,286
   *Krispy Kreme Doughnuts, Inc....................................... 447,869   2,732,001
  #*K-Swiss, Inc. Class A............................................. 130,139     404,732
   #Lacrosse Footwear, Inc............................................  63,786   1,272,531
   *Lakeland Industries, Inc..........................................  40,544     267,590
   *Lazare Kaplan International, Inc..................................  81,643     183,697
   *La-Z-Boy, Inc..................................................... 464,829   5,559,355
   *LeapFrog Enterprises, Inc......................................... 368,619   4,235,432
   *Learning Tree International, Inc.................................. 162,830     786,469
   *Lee Enterprises, Inc.............................................. 259,763     324,704
   *Libbey, Inc....................................................... 112,392   1,631,932
    Lifetime Brands, Inc.............................................. 111,220   1,432,514
   *LIN TV Corp. Class A.............................................. 251,739     903,743
    Lincoln Educational Services Corp................................. 121,494     529,714
    Lithia Motors, Inc. Class A....................................... 154,927   4,316,266
  #*LodgeNet Interactive Corp.........................................  61,892      37,135

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Luby's, Inc....................................................... 250,770 $ 1,662,605
  #*Lumber Liquidators Holdings, Inc.................................. 165,331   6,991,848
   *M/I Homes, Inc.................................................... 158,863   2,635,537
    Mac-Gray Corp..................................................... 116,200   1,607,046
   *Maidenform Brands, Inc............................................ 208,612   4,397,541
    Marcus Corp....................................................... 203,960   2,675,955
   #Marine Products Corp.............................................. 335,462   1,828,268
   *MarineMax, Inc.................................................... 175,261   1,303,942
  #*Martha Stewart Living Omnimedia Class A........................... 170,230     553,248
    Matthews International Corp. Class A..............................  45,896   1,330,984
   *MAXXAM, Inc.......................................................     160     102,160
  #*McClatchy Co. Class A (The)....................................... 329,047     529,766
    McRae Industries, Inc. Class A....................................   8,800     131,780
   #MDC Holdings, Inc.................................................  66,542   2,120,028
  #*Media General, Inc. Class A....................................... 143,738     702,879
  #*Meritage Homes Corp............................................... 231,318   8,119,262
   *Modine Manufacturing Co........................................... 248,371   1,666,569
   *Monarch Casino & Resort, Inc...................................... 145,178   1,084,480
   #Monro Muffler Brake, Inc.......................................... 139,083   4,599,475
   *Morgans Hotel Group Co............................................   2,053      10,183
  #*Motorcar Parts of America, Inc....................................  54,690     243,370
    Movado Group, Inc................................................. 164,071   3,845,824
   *MTR Gaming Group, Inc.............................................  19,183      69,059
   *Multimedia Games Holding Co., Inc................................. 201,197   2,846,938
   *Nathan's Famous, Inc..............................................  57,075   1,728,802
    National CineMedia, Inc........................................... 268,331   3,794,200
   *Nautilus, Inc..................................................... 310,614     993,965
   *Navarre Corp...................................................... 246,057     329,716
   *Nevada Gold & Casinos, Inc........................................     352         366
   *New Frontier Media, Inc...........................................   2,326       3,582
   *New York & Co., Inc............................................... 639,628   2,910,307
  #*New York Times Co. Class A (The)..................................  77,685     602,059
   *Nexstar Broadcasting Group, Inc. Class A..........................  17,388     113,370
   *Nobility Homes, Inc...............................................  43,800     248,784
   *NTN Communications, Inc...........................................  55,566       7,779
   #Nutrisystem, Inc.................................................. 180,350   1,890,970
   *Office Depot, Inc................................................. 678,820   1,208,300
  #*OfficeMax, Inc.................................................... 210,838     946,663
   *Orbitz Worldwide, Inc............................................. 440,123   1,910,134
   *Orient-Express Hotels, Ltd. Class A...............................  39,362     358,981
    Outdoor Channel Holdings, Inc..................................... 178,697   1,240,157
  #*Overstock.com, Inc................................................  35,003     281,424
    Oxford Industries, Inc............................................ 150,937   6,526,516
   *P & F Industries, Inc. Class A....................................   6,745      33,860
   *Pacific Sunwear of California, Inc................................ 317,022     675,257
  #*Papa John's International, Inc.................................... 217,901  11,115,130
  #*Peet's Coffee & Tea, Inc..........................................  21,012   1,584,305
    Pep Boys - Manny, Moe & Jack (The)................................ 431,491   3,913,623
   *Perfumania Holdings, Inc..........................................  56,683     487,474
   *Perry Ellis International, Inc.................................... 115,889   2,184,508
   #PetMed Express, Inc............................................... 237,313   2,306,682
   *Pinnacle Entertainment, Inc....................................... 540,950   5,869,308
   *Point.360.........................................................  42,346      22,655
  #*Premier Exhibitions, Inc..........................................   2,033       4,452
   *Q.E.P. Co., Inc...................................................  33,487     577,651
   *Quantum Fuel Systems Technologies Worldwide, Inc..................  22,625      18,948
   *Quiksilver, Inc................................................... 945,984   2,733,894
    R.G. Barry Corp................................................... 127,905   1,703,695
  #*Radio One, Inc. Class D........................................... 320,517     266,029
   #RadioShack Corp...................................................   1,700       4,947
   *Reading International, Inc. Class A............................... 136,980     676,681

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Reading International, Inc. Class B...............................  11,620 $   61,586
   *Red Lion Hotels Corp.............................................. 168,908  1,263,432
   *Red Robin Gourmet Burgers, Inc.................................... 100,366  2,995,925
   #Regis Corp........................................................ 238,239  4,031,004
   *Rentrak Corp......................................................  80,170  1,500,782
   *Rick's Cabaret International, Inc.................................  47,549    401,314
   *Rockford Corp.....................................................  80,475    382,256
   *Rocky Brands, Inc.................................................  51,060    589,232
   *Ruby Tuesday, Inc................................................. 469,920  3,012,187
  #*rue21, inc........................................................ 141,672  3,490,798
   *Ruth's Hospitality Group, Inc..................................... 217,387  1,460,841
   #Ryland Group, Inc. (The).......................................... 326,080  7,786,790
   *Saga Communications, Inc. Class A.................................  38,991  1,321,795
    Salem Communications Corp. Class A................................ 170,251    832,527
    Scholastic Corp...................................................     700     21,091
   *School Specialty, Inc............................................. 188,169    632,248
   *Scientific Games Corp. Class A.................................... 528,845  4,474,029
  #*Sealy Corp........................................................ 425,847    711,164
  #*Select Comfort Corp............................................... 261,437  6,799,976
    Shiloh Industries, Inc............................................ 145,400  1,528,154
    Shoe Carnival, Inc................................................ 157,830  3,503,826
   *Shuffle Master, Inc............................................... 377,594  5,516,648
  #*Shutterfly, Inc...................................................  51,449  1,689,071
    Sinclair Broadcast Group, Inc. Class A............................ 337,678  3,444,316
   *Skechers U.S.A., Inc. Class A..................................... 230,225  4,590,686
    Skyline Corp......................................................  74,594    366,257
   *Smith & Wesson Holding Corp....................................... 392,600  3,965,260
   #Sonic Automotive, Inc. Class A.................................... 305,380  5,228,106
   *Sonic Corp........................................................ 375,854  3,720,955
   *Spanish Broadcasting System, Inc. Class A.........................  36,748    137,805
    Spartan Motors, Inc............................................... 157,888    805,229
   *Spectrum Group International, Inc................................. 278,633    544,728
    Speedway Motorsports, Inc......................................... 163,855  2,606,933
   *Sport Chalet, Inc. Class A........................................ 108,430    157,224
   *Sport Chalet, Inc. Class B........................................  15,525     27,790
   *Sports Club Co., Inc. (The)....................................... 125,584     86,653
   *Spy, Inc..........................................................  13,301     23,277
    Stage Stores, Inc................................................. 324,585  6,147,640
    Standard Motor Products, Inc...................................... 245,862  3,456,820
  #*Standard Pacific Corp.............................................   4,757     26,972
   *Stanley Furniture Co., Inc........................................  43,669    178,606
   *Stein Mart, Inc................................................... 262,696  2,088,433
   *Steiner Leisure, Ltd..............................................  93,097  3,882,145
   *Steinway Musical Instruments, Inc.................................  91,688  2,259,192
    Stewart Enterprises, Inc. Class A................................. 476,565  3,254,939
   *Stoneridge, Inc................................................... 220,535  1,415,835
    Strattec Security Corp............................................  30,152    678,722
   #Sturm Ruger & Co., Inc............................................ 189,301  9,357,148
    Superior Industries International, Inc............................ 242,921  4,151,520
    Superior Uniform Group, Inc.......................................  55,873    686,679
   *Syms Corp......................................................... 143,600    475,316
   *Systemax, Inc..................................................... 342,869  4,275,576
   *Talbots, Inc......................................................  37,754    103,446
   *Tandy Brands Accessories, Inc.....................................  60,077     81,104
    Tandy Leather Factory, Inc........................................  13,772     70,513
   *Tower International, Inc..........................................   3,837     32,960
   *Town Sports International Holdings, Inc........................... 188,968  2,441,467
   *Trans World Entertainment Corp.................................... 218,126    654,378
    True Religion Apparel, Inc........................................ 210,027  5,511,108
   *Tuesday Morning Corp.............................................. 376,049  1,902,808
   *Unifi, Inc........................................................ 163,468  1,811,225

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

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *Universal Electronics, Inc........................................ 139,890 $  1,761,215
    Universal Technical Institute, Inc................................ 224,065    2,574,507
   *UQM Technologies, Inc............................................. 123,866       99,093
   *US Auto Parts Network, Inc........................................  62,898      267,316
  #*Valassis Communications, Inc...................................... 241,389    5,443,322
   #Value Line, Inc...................................................  80,059      949,500
   *Valuevision Media, Inc. Class A................................... 366,310      688,663
  #*Vitacost.com, Inc.................................................  34,995      230,967
   *VOXX International Corp........................................... 164,685    1,233,491
   *Wells-Gardner Electronics Corp.................................... 104,895      241,258
   *West Marine, Inc.................................................. 178,586    1,826,935
   *Wet Seal, Inc. Class A (The)...................................... 661,158    1,811,573
   #Weyco Group, Inc.................................................. 115,036    2,737,857
    Williams Controls, Inc............................................  18,371      201,162
   #Winmark Corp......................................................  54,688    3,020,965
  #*Winnebago Industries, Inc......................................... 184,938    1,873,422
   #World Wrestling Entertainment, Inc. Class A.......................  68,194      528,504
  #*Xanadoo Co. Class A...............................................     566      212,539
  #*Zagg, Inc.........................................................  60,201      668,231
   *Zale Corp......................................................... 249,656      753,961
  #*Zumiez, Inc....................................................... 221,700    8,054,361
                                                                               ------------
Total Consumer Discretionary..........................................          596,176,408
                                                                               ------------
Consumer Staples -- (3.9%)
    Alico, Inc........................................................  69,000    2,016,870
   *Alliance One International, Inc................................... 873,724    2,848,340
    Andersons, Inc. (The)............................................. 164,550    6,247,963
    Arden Group, Inc. Class A.........................................  15,783    1,370,280
   #B&G Foods, Inc.................................................... 208,002    5,824,056
   *Bridgford Foods Corp..............................................  72,953      571,952
   #Calavo Growers, Inc............................................... 137,908    3,720,758
    Cal-Maine Foods, Inc.............................................. 207,119    7,814,600
    CCA Industries, Inc...............................................  35,363      167,974
   *Central Garden & Pet Co...........................................  78,891      847,289
   *Central Garden & Pet Co. Class A.................................. 322,975    3,688,374
   *Chiquita Brands International, Inc................................ 340,172    1,762,091
    Coca-Cola Bottling Co. Consolidated...............................  72,353    4,859,951
   #Coffee Holding Co., Inc...........................................  14,908       84,230
   *Craft Brew Alliance, Inc..........................................  80,241      685,258
   *Crystal Rock Holdings, Inc........................................     167          164
  #*Dole Food Co., Inc................................................  18,914      222,618
  #*Elizabeth Arden, Inc.............................................. 261,981   10,219,879
   *Farmer Bros. Co...................................................  90,540      706,212
   *Glacier Water Services, Inc.......................................  24,500      490,000
    Golden Enterprises, Inc...........................................  99,219      342,306
    Griffin Land & Nurseries, Inc.....................................  48,979    1,410,595
  #*Harbinger Group, Inc.............................................. 121,942    1,129,183
   *IGI Labratories, Inc..............................................  30,339       33,070
    Ingles Markets, Inc. Class A...................................... 103,037    1,685,685
    Inter Parfums, Inc................................................ 251,933    4,096,431
   *Inventure Foods, Inc..............................................   7,135       54,654
    J & J Snack Foods Corp............................................ 180,997   10,459,817
   *John B. Sanfilippo & Son, Inc.....................................  73,994    1,254,938
   #Lifeway Foods, Inc................................................ 152,175    1,606,968
   #Limoneira Co......................................................     292        5,227
   *Mannatech, Inc....................................................   4,777       28,901
  #*Medifast, Inc.....................................................  99,729    2,802,385
    MGP Ingredients, Inc.............................................. 109,514      355,920
    Nash-Finch Co..................................................... 126,091    2,415,904
   *National Beverage Corp............................................ 400,229    5,803,320
   *Natural Alternatives International, Inc...........................  70,731      474,605

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
    Nature's Sunshine Products, Inc................................... 153,100 $  2,366,926
   *Nutraceutical International Corp..................................  59,857      892,468
    Oil-Dri Corp. of America..........................................  58,075    1,273,585
   *Omega Protein Corp................................................ 144,310    1,202,102
    Orchids Paper Products Co.........................................  52,280      888,760
   *Overhill Farms, Inc...............................................  87,218      335,789
   *Pantry, Inc. (The)................................................ 112,718    1,603,977
   *Physicians Formula Holdings, Inc.................................. 105,295      374,850
  #*Pizza Inn Holdings, Inc...........................................  39,700       92,501
   *Post Holdings, Inc................................................     251        7,430
   *Prestige Brands Holdings, Inc..................................... 306,843    5,035,294
    Reliv' International, Inc......................................... 102,054      145,937
   *Revlon, Inc. Class A.............................................. 381,406    5,549,457
   #Rocky Mountain Chocolate Factory, Inc.............................  71,953      879,985
   #Sanderson Farms, Inc..............................................  54,219    1,996,886
   *Scheid Vineyards, Inc.............................................   2,900       40,165
   *Schiff Nutrition International, Inc............................... 122,907    2,148,414
    Scope Industries..................................................   8,083    2,360,236
   *Seneca Foods Corp. Class A........................................  31,792      784,627
   *Seneca Foods Corp. Class B........................................  11,120      276,999
   *Smart Balance, Inc................................................ 361,085    3,437,529
    Spartan Stores, Inc............................................... 215,127    3,700,184
  #*Star Scientific, Inc.............................................. 123,263      465,934
    Stephan Co. (The).................................................  33,500       78,725
   *Susser Holdings Corp.............................................. 129,878    4,689,895
   *Tofutti Brands, Inc...............................................  53,404       75,300
   #United-Guardian, Inc..............................................  40,096      705,289
   #Universal Corp....................................................  93,415    4,254,119
  #*USANA Health Sciences, Inc........................................ 155,615    6,999,563
    Village Super Market, Inc. Class A................................  69,464    2,459,720
    WD-40 Co.......................................................... 165,082    7,932,190
                                                                               ------------
Total Consumer Staples................................................          151,163,604
                                                                               ------------
Energy -- (3.8%)
  #*Abraxas Petroleum Corp............................................ 486,100    1,220,111
    Adams Resources & Energy, Inc.....................................  38,954    1,618,928
    Alon USA Energy, Inc.............................................. 130,702    1,427,266
  #*Approach Resources, Inc........................................... 199,106    5,256,398
   *Barnwell Industries, Inc..........................................  68,834      206,502
  #*Basic Energy Services, Inc........................................ 237,859    2,573,634
  #*BioFuel Energy Corp...............................................   4,178       11,490
   *Black Ridge Oil and Gas, Inc......................................  73,707       27,622
    Bolt Technology Corp..............................................  76,583    1,114,283
  #*BPZ Resources, Inc................................................ 699,670    1,595,248
   *Cal Dive International, Inc....................................... 209,603      339,557
   *Callon Petroleum Co............................................... 270,913    1,346,438
   *Carrizo Oil & Gas, Inc............................................  88,015    2,218,858
   *Cheniere Energy, Inc..............................................  39,020      531,843
  #*Clayton Williams Energy, Inc...................................... 110,880    4,577,126
  #*Clean Energy Fuels Corp........................................... 343,274    4,843,596
   *Comstock Resources, Inc........................................... 126,465    2,046,204
   *Contango Oil & Gas Co.............................................  84,871    5,028,607
   *CREDO Petroleum Corp..............................................  20,021      288,903
   *Crimson Exploration, Inc.......................................... 130,717      575,155
    Crosstex Energy, Inc.............................................. 460,604    6,213,548
   *Dawson Geophysical Co.............................................  67,573    1,556,882
   #Delek US Holdings, Inc............................................ 218,328    4,309,795
    DHT Holdings, Inc.................................................  29,637      195,899
   *Double Eagle Petroleum Co.........................................  59,847      248,365
  #*Endeavour International Corp...................................... 221,112    1,894,930
   *Energy Partners, Ltd.............................................. 220,007    3,718,118

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Energy -- (Continued)
   *ENGlobal Corp.....................................................   238,498 $  341,052
  #*Evolution Petroleum Corp..........................................    25,889    216,173
   *Exterran Holdings, Inc............................................   299,762  4,427,485
   *FieldPoint Petroleum Corp.........................................    49,114    201,859
   *FX Energy, Inc....................................................    69,146    465,353
   *Gasco Energy, Inc.................................................     3,713        624
   *Geokinetics, Inc..................................................    44,088     13,226
   *GeoMet, Inc.......................................................    37,900     13,265
   *GeoPetro Resources Co.............................................       123         12
   *GeoResources, Inc.................................................   165,209  5,527,893
  #*Gevo, Inc.........................................................    26,014    100,934
   *Global Geophysical Services, Inc..................................   383,587  2,251,656
  #*GMX Resources, Inc................................................   248,324    201,167
   *Green Plains Renewable Energy, Inc................................   177,065    786,169
   *GreenHunter Energy, Inc...........................................     1,454      3,053
    Gulf Island Fabrication, Inc......................................   111,597  3,103,513
   *Gulfmark Offshore, Inc. Class A...................................    47,443  1,705,576
  #*Harvest Natural Resources, Inc....................................   296,613  2,337,310
  #*Heckmann Corp.....................................................   783,214  2,412,299
   *Hercules Offshore, Inc............................................ 1,000,813  3,592,919
   *HKN, Inc..........................................................    45,302    101,930
   *Hornbeck Offshore Services, Inc...................................    31,624  1,339,276
  #*Houston American Energy Corp......................................   111,149     90,031
  #*ION Geophysical Corp..............................................   852,094  5,666,425
  #*James River Coal Co...............................................   157,928    361,655
  #*Lucas Energy, Inc.................................................    91,233    156,921
  #*Magnum Hunter Resources Corp......................................   824,211  3,132,002
   *Matrix Service Co.................................................   208,057  2,155,471
   *Mexco Energy Corp.................................................     7,388     42,850
   *Mitcham Industries, Inc...........................................    81,921  1,447,544
   *Natural Gas Services Group, Inc...................................    58,464    847,728
  #*Newpark Resources, Inc............................................   798,676  5,454,957
   #Nordic American Tankers, Ltd......................................    59,459    695,670
   #Overseas Shipholding Group, Inc...................................    19,728    112,844
   *OYO Geospace Corp.................................................    37,653  3,568,751
  #*Pacific Ethanol, Inc..............................................       457        151
    Panhandle Oil & Gas, Inc. Class A.................................    55,388  1,700,412
   *Parker Drilling Co................................................   792,512  3,669,331
   *PDC Energy, Inc...................................................   161,665  4,235,623
    Penn Virginia Corp................................................   197,512  1,323,330
  #*PetroQuest Energy, Inc............................................   414,022  2,281,261
   *PHI, Inc. Non-Voting..............................................   114,859  3,064,438
   *PHI, Inc. Voting..................................................     9,745    249,959
   *Pioneer Energy Services Corp......................................   300,409  2,415,288
   *PostRock Energy Corp..............................................    24,812     49,872
  #*Pyramid Oil Co....................................................    22,169     95,770
   *Rentech, Inc......................................................    10,420     20,736
   *REX American Resources Corp.......................................   149,535  2,639,293
  #*Rex Energy Corp...................................................   292,192  3,704,995
   *RigNet, Inc.......................................................     4,237     79,147
  #*Royale Energy, Inc................................................    45,629    130,499
   *SemGroup Corp. Class A............................................       599     20,192
   #Ship Finance International, Ltd...................................    22,677    328,363
  #*Syntroleum Corp...................................................   445,746    303,241
   *Tesco Corp........................................................    73,071    846,893
   *TETRA Technologies, Inc...........................................   433,934  3,007,163
   *TGC Industries, Inc...............................................   102,752    717,209
  #*Triangle Petroleum Corp...........................................   174,925    977,831
   *U.S. Energy Corp..................................................    71,870    166,020
   *Union Drilling, Inc...............................................   136,545    488,831
  #*Uranium Energy Corp...............................................    73,044    146,088

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
  #*USEC, Inc......................................................... 548,039 $    526,117
   *VAALCO Energy, Inc................................................ 495,364    3,631,018
  #*Venoco, Inc.......................................................  20,319      188,357
   *Verenium Corp.....................................................   2,570       11,231
  #*Voyager Oil & Gas, Inc............................................  73,707       83,289
   *Warren Resources, Inc............................................. 368,470      854,850
  #*Westmoreland Coal Co..............................................  22,096      162,627
   *Willbros Group, Inc............................................... 232,566    1,593,077
  #*ZaZa Energy Corp..................................................  20,988       79,335
  #*Zion Oil & Gas, Inc...............................................   5,765       10,319
                                                                               ------------
Total Energy..........................................................          147,663,055
                                                                               ------------
Financials -- (14.7%)
   *1st Constitution Bancorp..........................................  15,530      142,100
    1st Source Corp................................................... 195,160    4,336,455
   *1st United Bancorp, Inc...........................................  29,628      175,694
   *21st Century Holding Co...........................................  74,334      348,626
   #Access National Corp..............................................  59,259      818,959
    Alliance Bancorp, Inc. of Pennsylvania............................  13,199      159,972
    Alliance Financial Corp...........................................  32,610    1,145,589
   *Altisource Portfolio Solutions SA.................................  94,413    7,322,672
    Ameriana Bancorp..................................................  20,650      123,900
   #American Equity Investment Life Holding Co........................ 479,397    5,594,563
   *American Independence Corp........................................  18,018       97,297
    American National Bankshares, Inc.................................  54,265    1,227,474
   *American River Bankshares.........................................  17,421      117,766
   *American Safety Insurance Holdings, Ltd...........................  46,560      831,096
   *American Spectrum Realty, Inc.....................................  12,442       44,169
   *Ameris Bancorp.................................................... 128,636    1,535,914
   *AMERISAFE, Inc.................................................... 131,213    3,275,733
   *AmeriServ Financial, Inc.......................................... 189,054      540,694
   *Anchor Bancorp Wisconsin, Inc.....................................  10,919        4,914
    Argo Group International Holdings, Ltd............................  51,688    1,520,144
   #Arrow Financial Corp.............................................. 116,076    2,822,968
   #Artio Global Investors, Inc.......................................  28,430       91,829
    ASB Financial Corp................................................   4,400       56,320
    Astoria Financial Corp............................................  94,409      889,333
    Atlantic American Corp............................................   7,131       19,610
   *Atlantic Coast Financial Corp.....................................     738        1,875
    Auburn National Bancorporation, Inc...............................  11,571      250,628
   *AV Homes, Inc.....................................................  80,007      990,487
    Baldwin & Lyons, Inc. Class A.....................................   3,548       79,830
    Baldwin & Lyons, Inc. Class B.....................................  91,616    2,128,240
    Bancfirst Corp.................................................... 120,781    4,906,124
    Bancorp of New Jersey, Inc........................................   1,246       12,834
   *Bancorp, Inc. (The)............................................... 154,620    1,445,697
   *BancTrust Financial Group, Inc....................................  32,799       97,085
    Bank Mutual Corp.................................................. 162,953      694,180
    Bank of Commerce Holdings.........................................  19,404       79,556
   #Bank of Kentucky Financial Corp...................................  25,942      637,395
   #Bank of the Ozarks, Inc........................................... 312,184   10,049,203
  #*BankAtlantic Bancorp, Inc. Class A................................  44,292      267,524
    BankFinancial Corp................................................ 212,076    1,666,917
    Banner Corp.......................................................  65,838    1,496,498
    Bar Harbor Bankshares.............................................  27,028      941,385
   *BBCN Bancorp, Inc................................................. 476,016    5,398,021
   #BCB Bancorp, Inc..................................................  54,608      577,207
  #*BCSB Bancorp, Inc.................................................  10,495      148,032
    Beacon Federal Bancorp, Inc.......................................   7,538      151,288
   *Beneficial Mutual Bancorp, Inc....................................  91,382      782,230
  #*Berkshire Bancorp, Inc............................................  10,471       86,595

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   #Berkshire Hills Bancorp, Inc...................................... 133,462 $2,997,557
   *BFC Financial Corp. Class A.......................................  75,991     47,874
   *BNCCORP, Inc......................................................  12,585     37,755
   *BofI Holding, Inc.................................................  53,468  1,078,450
    Boston Private Financial Holdings, Inc............................ 582,165  5,478,173
   #Bridge Bancorp, Inc...............................................  38,336    768,637
   *Bridge Capital Holdings...........................................  33,694    523,268
    Brookline Bancorp, Inc............................................ 631,106  5,307,601
   *Brunswick Bancorp.................................................     120        618
    Bryn Mawr Bank Corp............................................... 101,046  2,089,631
   #C&F Financial Corp................................................   8,415    344,426
    Calamos Asset Management, Inc. Class A............................ 115,360  1,219,355
    California First National Bancorp.................................  81,133  1,317,600
   *Camco Financial Corp..............................................  26,162     64,882
    Camden National Corp..............................................  77,363  2,790,483
   *Cape Bancorp, Inc.................................................   4,774     44,303
   *Capital Bank Corp.................................................  18,602     44,087
   #Capital City Bank Group, Inc...................................... 150,073  1,100,035
    Capital Properties, Inc. Class A..................................   5,522     52,459
   oCapital Properties, Inc. Class B..................................   5,522         --
    Capital Southwest Corp............................................  12,644  1,320,034
    Cardinal Financial Corp........................................... 239,761  3,068,941
   *Carolina Bank Holdings, Inc.......................................   4,335     25,490
   *Carrollton Bancorp................................................   1,890     10,017
   *Carver Bancorp, Inc...............................................     300      1,536
   #Center Bancorp, Inc............................................... 144,104  1,592,349
    Centerstate Banks, Inc............................................  42,389    328,515
    Central Bancorp, Inc..............................................  10,265    325,503
   *Central Pacific Financial Corp....................................  55,041    737,549
    Century Bancorp, Inc. Class A.....................................  18,900    568,512
    CFS Bancorp, Inc.................................................. 101,373    544,373
   #Charter Financial Corp............................................     750      6,652
    Chemical Financial Corp........................................... 235,414  5,280,336
   *Chicopee Bancorp, Inc.............................................  26,112    378,363
  #*Citizens Community Bancorp, Inc...................................   4,432     25,085
   *Citizens First Corp...............................................   1,442     12,156
    Citizens Holding Co...............................................   9,925    194,530
   *Citizens Republic Bancorp, Inc....................................  98,966  1,781,388
    Citizens South Banking Corp.......................................  61,448    413,545
  #*Citizens, Inc..................................................... 388,383  4,015,880
   #City Holding Co................................................... 162,791  5,380,243
   #CKX Lands, Inc....................................................  14,943    261,502
   #Clifton Savings Bancorp, Inc......................................  55,328    539,448
   #CNB Financial Corp................................................  52,002    856,473
    CoBiz Financial, Inc.............................................. 189,811  1,271,734
    Codorus Valley Bancorp, Inc.......................................   9,888    154,451
   *Colonial Financial Services, Inc..................................   7,831    103,291
  #*Colony Bankcorp, Inc..............................................  37,943    151,772
    Columbia Banking System, Inc...................................... 252,003  4,548,654
    Commercial National Financial Corp................................  10,640    223,440
   #Community Bank System, Inc........................................ 232,135  6,386,034
   #Community Trust Bancorp, Inc...................................... 139,259  4,726,450
   *Community West Bancshares.........................................  12,713     29,748
  #*CompuCredit Holdings Corp......................................... 221,446    974,362
   #Consolidated-Tokoma Land Co.......................................  53,151  1,495,669
   *Consumer Portfolio Services, Inc..................................   3,677      7,280
   *Cowen Group, Inc. Class A......................................... 210,835    527,088
    Crawford & Co. Class A............................................ 284,141  1,048,480
    Crawford & Co. Class B............................................ 146,420    591,537
   #CVB Financial Corp................................................ 261,658  3,087,564
   *DFC Global Corp................................................... 284,035  5,444,951

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Diamond Hill Investment Group, Inc................................     710 $   53,044
    Dime Community Bancshares, Inc.................................... 344,890  5,000,905
   *Direct Markets Holdings Corp...................................... 101,523     23,350
    Donegal Group, Inc. Class A....................................... 169,997  2,277,960
    Donegal Group, Inc. Class B.......................................  34,951    622,827
   *Doral Financial Corp..............................................  14,200     19,312
    Duff & Phelps Corp................................................ 168,077  2,477,455
    Eagle Bancorp Montana, Inc........................................     578      5,878
    Eastern Insurance Holdings, Inc...................................  24,695    391,663
   *Eastern Virginia Bankshares, Inc..................................   6,845     27,380
    ECB Bancorp, Inc..................................................   4,170     41,533
    Edelman Financial Group, Inc...................................... 124,700  1,081,149
   *eHealth, Inc...................................................... 126,750  2,328,398
    EMC Insurance Group, Inc.......................................... 116,309  2,351,768
   #Employers Holdings, Inc........................................... 221,571  3,961,689
   #Enterprise Bancorp, Inc...........................................  35,815    594,887
    Enterprise Financial Services Corp................................  56,173    704,971
    Epoch Holding Corp................................................ 114,944  2,423,020
    ESB Financial Corp................................................ 134,362  1,893,161
    ESSA Bancorp, Inc.................................................  63,266    668,722
    Evans Bancorp, Inc................................................  11,667    180,838
   #Evercore Partners, Inc. Class A...................................  57,292  1,327,456
   *Farmers Capital Bank Corp.........................................  23,827    190,139
    FBL Financial Group, Inc. Class A................................. 276,271  8,550,587
    Federal Agricultural Mortgage Corp. Class A.......................   4,200     79,317
    Federal Agricultural Mortgage Corp. Class C.......................  79,431  1,996,895
    Fidelity Bancorp, Inc.............................................   6,512    135,840
    Fidelity Southern Corp............................................  87,075    790,640
    Financial Institutions, Inc.......................................  69,780  1,200,216
   *First Acceptance Corp.............................................  45,747     56,269
    First Advantage Bancorp...........................................   9,868    133,218
   #First Bancorp..................................................... 143,484  1,222,484
   *First BanCorp.....................................................  89,290    337,516
   oFirst Bancorp of Indiana, Inc.....................................   1,400     15,008
   #First Bancorp, Inc................................................  74,352  1,249,114
   *First Bancshares, Inc.............................................   5,228     25,617
   #First Bancshares, Inc. (The)......................................   4,544     44,259
   *First Bank of Delaware............................................  50,014    100,028
    First Busey Corp.................................................. 442,337  2,061,290
    First Business Financial Services, Inc............................   6,208    135,396
   *First California Financial Group, Inc.............................  16,786    112,634
  #*First Cash Financial Services, Inc................................ 158,500  6,355,850
    First Commonwealth Financial Corp................................. 586,337  4,110,222
    First Community Bancshares, Inc................................... 109,870  1,592,016
    First Defiance Financial Corp.....................................  68,992  1,121,120
  #*First Federal Bancshares of Arkansas, Inc.........................  44,650    371,488
   *First Federal of Northern Michigan Bancorp, Inc...................  13,700     46,443
    First Financial Bancorp........................................... 205,706  3,283,068
   #First Financial Bankshares, Inc...................................  38,276  1,320,331
    First Financial Corp.............................................. 122,228  3,624,060
    First Financial Holdings, Inc..................................... 107,821  1,272,288
   *First Financial Northwest, Inc....................................  42,743    350,493
   *First Financial Service Corp......................................  18,814     43,272
    First Interstate BancSystem, Inc..................................  65,699    946,723
   *First Investors Financial Services Group, Inc.....................  43,200    406,080
    First M&F Corp....................................................  21,987    137,419
   *First Marblehead Corp. (The)......................................  49,478     52,941
    First Merchants Corp.............................................. 177,549  2,526,522
    First Midwest Bancorp, Inc........................................ 305,260  3,449,438
   #First Pactrust Bancorp, Inc.......................................  23,385    263,081
   *First Place Financial Corp........................................ 153,683    115,262

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *First South Bancorp, Inc..........................................  59,381 $  251,775
  #*First United Corp.................................................  31,308    153,409
    First West Virginia Bancorp.......................................   1,142     17,895
    Firstbank Corp....................................................  35,127    343,542
   *FirstCity Financial Corp..........................................  90,800    817,200
   *Flagstar Bancorp, Inc.............................................  29,880     25,996
    Flagstone Reinsurance Holdings SA.................................  69,444    484,719
    Flushing Financial Corp........................................... 206,083  2,907,831
  #*FNB United Corp...................................................     216      2,566
   *Forestar Group, Inc............................................... 197,622  2,248,938
   *Fortegra Financial Corp...........................................     570      4,514
    Fox Chase Bancorp, Inc............................................  59,589    887,876
   *Franklin Financial Corp...........................................     438      7,069
   #FXCM, Inc......................................................... 136,993  1,438,426
   #German American Bancorp, Inc......................................  64,251  1,307,508
    GFI Group, Inc.................................................... 485,795  1,544,828
   #Glacier Bancorp, Inc.............................................. 277,480  4,209,372
   *Gleacher & Co., Inc............................................... 193,688    135,582
   *Global Indemnity P.L.C............................................  56,472  1,085,392
    Gouverneur Bancorp, Inc...........................................   4,366     35,583
   #Great Southern Bancorp, Inc.......................................  83,039  2,545,145
   *Greene Bancshares, Inc............................................  99,241    179,626
   #Greenhill & Co., Inc..............................................   5,800    230,376
   *Greenlight Capital Re, Ltd. Class A............................... 180,643  4,255,949
   *Guaranty Bancorp.................................................. 220,959    424,241
   *Guaranty Federal Bancshares, Inc..................................  17,335    119,438
   *Hallmark Financial Services, Inc.................................. 104,959    865,912
    Hampden Bancorp, Inc..............................................   3,433     43,290
  #*Hampton Roads Bankshares, Inc.....................................   2,939      6,143
   *Hanmi Financial Corp..............................................  94,022  1,029,541
   #Harleysville Savings Financial Corp...............................  12,400    213,900
   *Harris & Harris Group, Inc........................................ 149,958    557,844
    Hawthorn Bancshares, Inc..........................................   5,728     54,072
    Heartland Financial USA, Inc...................................... 134,420  3,512,395
   *Heritage Commerce Corp............................................  93,828    575,166
    Heritage Financial Corp...........................................  69,655    964,722
    Heritage Financial Group, Inc.....................................  14,733    197,275
    HF Financial Corp.................................................  34,791    444,977
   *HFF, Inc. Class A................................................. 186,615  2,437,192
   *Hilltop Holdings, Inc............................................. 324,111  3,406,407
   #Hingham Institution for Savings...................................  14,511    880,963
  #*HMN Financial, Inc................................................  37,346    104,195
  #*Home Bancorp, Inc.................................................   1,840     30,949
    Home BancShares, Inc.............................................. 171,360  5,166,504
    Home Federal Bancorp, Inc.........................................  62,877    623,740
   #Homeowners Choice, Inc............................................  64,410  1,167,753
    HopFed Bancorp, Inc...............................................  18,198    136,485
    Horace Mann Educators Corp........................................ 424,387  7,401,309
    Horizon Bancorp...................................................  17,830    481,053
    Hudson Valley Holding Corp........................................  16,795    283,164
   *ICG Group, Inc.................................................... 347,444  3,106,149
   #Independence Holding Co...........................................  69,208    653,324
   #Independent Bank Corp. (453836108)................................ 153,988  4,574,983
  #*Independent Bank Corp. (453838609)................................  34,130     98,636
    Indiana Community Bancorp.........................................  27,278    623,302
    Infinity Property & Casualty Corp................................. 135,785  7,849,731
    Interactive Brokers Group, Inc. Class A........................... 306,422  4,243,945
   *InterGroup Corp. (The)............................................   6,500    150,150
   *Intervest Bancshares Corp. Class A................................   5,218     19,672
   *INTL. FCStone, Inc................................................  91,332  1,739,875
   *Investment Technology Group, Inc.................................. 185,198  1,533,439

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Financials -- (Continued)
   *Investors Capital Holdings, Ltd...................................     4,238 $   17,927
    Investors Title Co................................................    21,301  1,139,817
   *Jacksonville Bancorp, Inc.........................................     5,187      6,951
   *Jefferson Bancshares, Inc.........................................     6,356     13,411
    JMP Group, Inc....................................................    80,765    503,166
    Kaiser Federal Financial Group, Inc...............................    20,145    292,908
   #KBW, Inc..........................................................   150,826  2,429,807
    Kearny Financial Corp.............................................    28,442    276,456
    Kennedy-Wilson Holdings, Inc......................................   312,714  4,277,928
    Kentucky First Federal Bancorp....................................    38,012    285,470
    Lake Shore Bancorp, Inc...........................................     3,521     35,562
    Lakeland Bancorp, Inc.............................................   131,165  1,235,574
    Lakeland Financial Corp...........................................    98,993  2,548,080
    Landmark Bancorp, Inc.............................................    12,802    257,192
    Life Partners Holdings, Inc.......................................   108,784    258,906
    LNB Bancorp, Inc..................................................    58,795    351,006
   *Louisiana Bancorp, Inc............................................     1,237     19,835
   *LSB Financial Corp................................................     2,914     53,618
  #*Macatawa Bank Corp................................................   202,023    656,575
   *Magyar Bancorp, Inc...............................................    15,818     62,481
    Maiden Holdings, Ltd..............................................   201,096  1,707,305
    MainSource Financial Group, Inc...................................   135,170  1,578,786
   *Malvern Federal Bancorp, Inc......................................     6,050     51,213
   #MarketAxess Holdings, Inc.........................................    60,365  1,824,230
    Marlin Business Services Corp.....................................    60,620    931,123
   *Maui Land & Pineapple Co., Inc....................................    49,270    169,982
    Mayflower Bancorp, Inc............................................     3,884     41,326
  #*Mays (J.W.), Inc..................................................     2,700     51,962
    MB Financial, Inc.................................................    64,040  1,292,968
  #*MBT Financial Corp................................................     1,763      5,201
    MCG Capital Corp..................................................   595,336  2,607,572
    Meadowbrook Insurance Group, Inc..................................   461,345  3,247,869
    Medallion Financial Corp..........................................   159,347  1,765,565
   *Mercantile Bank Corp..............................................    10,822    179,212
    Merchants Bancshares, Inc.........................................    62,187  1,644,224
   *Meridian Interstate Bancorp, Inc..................................    49,651    763,136
    Meta Financial Group, Inc.........................................    25,650    547,371
   *Metro Bancorp, Inc................................................   126,758  1,584,475
   *MetroCorp Bancshares, Inc.........................................    74,841    773,856
  #*MGIC Investment Corp.............................................. 1,047,384  2,524,195
    MicroFinancial, Inc...............................................    78,793    760,352
    Mid Penn Bancorp, Inc.............................................     7,759     78,366
    MidSouth Bancorp, Inc.............................................    53,485    762,161
   #MidWestOne Financial Group, Inc...................................     9,735    207,161
    MSB Financial Corp................................................     2,696     15,637
    MutualFirst Financial, Inc........................................    39,230    438,199
   *National Financial Partners Corp..................................   277,515  4,121,098
    National Interstate Corp..........................................    58,245  1,525,437
    National Penn Bancshares, Inc.....................................     9,038     79,896
    National Security Group, Inc......................................    12,602    108,377
    National Western Life Insurance Co. Class A.......................    11,094  1,570,799
    Naugatuck Valley Financial Corp...................................     7,309     53,356
   *Navigators Group, Inc. (The)......................................    78,430  3,798,365
    NBT Bancorp, Inc..................................................   196,318  4,124,641
    Nelnet, Inc. Class A..............................................    18,874    443,728
  #*Netspend Holdings, Inc............................................   151,186  1,330,437
   *New Century Bancorp, Inc..........................................     9,127     41,984
    New England Bancshares, Inc.......................................     5,185     69,427
    New Hampshire Thrift Bancshares, Inc..............................    21,740    272,620
   *NewBridge Bancorp.................................................    37,843    155,535
   *Newport Bancorp, Inc..............................................    11,702    165,993

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *NewStar Financial, Inc............................................ 192,344 $2,292,740
    Nicholas Financial, Inc...........................................  41,301    545,999
   *North Valley Bancorp..............................................   1,023     14,036
    Northeast Bancorp.................................................   3,920     33,085
    Northeast Community Bancorp, Inc..................................  24,952    133,368
   #Northfield Bancorp, Inc........................................... 134,561  2,014,378
    Northrim Bancorp, Inc.............................................  44,423    895,568
    Northway Financial, Inc...........................................   1,025     11,736
    Norwood Financial Corp............................................   9,629    268,408
    Ocean Shore Holding Co............................................  20,561    266,265
    OceanFirst Financial Corp......................................... 114,895  1,563,721
    Ohio Valley Banc Corp.............................................  16,910    329,407
    Old National Bancorp.............................................. 108,670  1,330,121
  #*Old Second Bancorp, Inc........................................... 120,505    168,707
   *OmniAmerican Bancorp, Inc.........................................  86,859  1,823,170
    Oppenheimer Holdings, Inc. Class A................................  12,898    179,411
   #Oriental Financial Group, Inc..................................... 188,645  1,958,135
    Oritani Financial Corp............................................ 331,058  4,664,607
    Osage Bancshares, Inc.............................................   9,097     94,973
  #*Pacific Capital Bancorp...........................................  21,677    988,905
    Pacific Continental Corp..........................................  88,866    820,233
   *Pacific Mercantile Bancorp........................................   3,948     26,373
   *Pacific Premier Bancorp, Inc......................................  34,616    308,429
    PacWest Bancorp................................................... 272,720  6,248,015
   #Park National Corp................................................  28,533  1,932,825
   *Park Sterling Corp................................................  88,087    404,319
  #*Patriot National Bancorp..........................................  15,644     24,405
   #Peapack-Gladstone Financial Corp..................................  85,161  1,302,963
   #Penns Woods Bancorp, Inc..........................................  36,321  1,414,703
  #*Penson Worldwide, Inc.............................................  50,885      5,597
    Peoples Bancorp...................................................   3,331     63,572
    Peoples Bancorp of North Carolina.................................  15,956    137,062
    Peoples Bancorp, Inc..............................................  95,501  2,087,652
  #*PHH Corp.......................................................... 188,056  3,048,388
   *Phoenix Cos., Inc. (The).......................................... 968,100  1,578,003
   *PICO Holdings, Inc................................................ 171,878  4,143,979
    Pinnacle Bancshares, Inc..........................................   2,000     21,270
   *Pinnacle Financial Partners, Inc.................................. 256,635  5,017,214
   *Piper Jaffray Cos., Inc...........................................   4,037     86,028
   *Porter Bancorp, Inc...............................................  27,503     39,604
  #*Preferred Bank....................................................   7,637     82,327
   *Premier Financial Bancorp, Inc....................................  27,910    219,373
    Presidential Life Corp............................................ 239,371  3,324,863
   *Primus Guaranty, Ltd..............................................  23,720    183,830
  #*Princeton National Bancorp, Inc...................................  17,628      9,695
    PrivateBancorp, Inc...............................................  49,564    759,320
    Provident Financial Holdings, Inc.................................  60,540    741,010
    Provident Financial Services, Inc................................. 119,275  1,816,558
    Provident New York Bancorp........................................ 401,514  3,316,506
   *Prudential Bancorp, Inc. of Pennsylvania..........................  26,515    148,219
   *PSB Holdings, Inc.................................................   1,113      4,953
   #Pulaski Financial Corp............................................  85,066    637,144
    Pzena Investment Management, Inc. Class A.........................  19,143     73,701
    QC Holdings, Inc.................................................. 171,344    601,417
   #QCR Holdings, Inc.................................................     100      1,340
   #Radian Group, Inc................................................. 540,302  1,512,846
  o*Rainier Pacific Financial Group, Inc..............................  51,047         --
    Renasant Corp..................................................... 146,434  2,591,882
    Republic Bancorp, Inc. Class A.................................... 199,397  4,707,763
   *Republic First Bancorp, Inc.......................................  74,245    153,687
    Resource America, Inc. Class A.................................... 171,132  1,038,771

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *Riverview Bancorp, Inc............................................  96,249 $  136,674
    Rockville Financial, Inc.......................................... 132,758  1,546,631
   #Roma Financial Corp...............................................  84,865    771,423
   *Royal Bancshares of Pennsylvania, Inc. Class A....................  26,270     65,675
   *Rurban Financial Corp.............................................   2,810     20,344
   #S&T Bancorp, Inc.................................................. 211,122  3,483,513
   #S.Y. Bancorp, Inc................................................. 130,785  3,056,445
   *Safeguard Scientifics, Inc........................................ 197,266  3,051,705
    Safety Insurance Group, Inc.......................................  80,155  3,396,969
    Salisbury Bancorp, Inc............................................   7,752    189,924
    Sandy Spring Bancorp, Inc......................................... 111,083  1,978,388
   *Savannah Bancorp, Inc. (The)......................................  13,286     76,394
    SCBT Financial Corp...............................................  83,827  3,104,952
    SeaBright Holdings, Inc........................................... 166,442  1,403,106
   *Seacoast Banking Corp. of Florida................................. 114,505    160,307
   *Security National Financial Corp. Class A.........................   5,886     15,362
    Selective Insurance Group, Inc.................................... 116,129  2,004,387
    Shore Bancshares, Inc.............................................  36,541    193,302
    SI Financial Group, Inc...........................................   7,776     90,979
   *Siebert Financial Corp............................................  13,141     22,340
   #Sierra Bancorp....................................................  89,338    954,130
   #Simmons First National Corp. Class A.............................. 137,837  3,217,116
    Somerset Hills Bancorp............................................   2,336     20,090
    South Street Financial Corp.......................................   2,945     11,957
   *Southcoast Financial Corp.........................................   3,225      7,579
   *Southern Community Financial Corp.................................  45,616    143,690
   *Southern Connecticut Bancorp, Inc.................................  13,701     16,167
   *Southern First Bancshares, Inc....................................  27,396    229,852
    Southern Missouri Bancorp, Inc....................................   7,832    174,262
    Southern National Bancorp of Virginia, Inc........................   1,014      7,493
   #Southside Bancshares, Inc......................................... 112,269  2,341,931
   *Southwest Bancorp, Inc............................................ 132,666  1,220,527
    Southwest Georgia Financial Corp..................................  12,047    103,604
    State Auto Financial Corp.........................................  37,912    491,719
    StellarOne Corp................................................... 113,538  1,520,274
    Sterling Bancorp.................................................. 272,969  2,617,773
   #Stewart Information Services Corp................................. 154,678  2,640,353
   *Stratus Properties, Inc...........................................  70,975    592,641
  #*Suffolk Bancorp...................................................  96,990  1,260,870
    Summit State Bank.................................................   1,118      7,043
   *Sun Bancorp, Inc.................................................. 237,652    698,697
   *Sussex Bancorp....................................................   5,926     29,037
   *SWS Group, Inc.................................................... 265,182  1,519,493
  #*Taylor Capital Group, Inc......................................... 166,365  2,903,069
    Teche Holding Co..................................................  16,949    647,282
   *Tejon Ranch Co.................................................... 219,496  5,704,701
    Territorial Bancorp, Inc..........................................  34,895    820,032
  #*Texas Capital Bancshares, Inc..................................... 164,032  7,068,139
    TF Financial Corp.................................................  21,681    505,601
    Thomas Properties Group, Inc...................................... 401,172  2,021,907
   *TIB Financial Corp................................................     557      6,094
  o*TierOne Corp...................................................... 163,324         --
   *Timberland Bancorp, Inc...........................................  70,526    365,325
   #Tompkins Financial Corp...........................................  88,947  3,492,059
   *Tower Financial Corp..............................................   8,021     95,450
    Tower Group, Inc..................................................  50,387    939,214
   #TowneBank......................................................... 106,318  1,520,347
   *Tree.com, Inc.....................................................  25,804    333,388
  o*Trenwick Group, Ltd...............................................  12,662         --
   #TriCo Bancshares.................................................. 150,056  2,288,354
    TrustCo Bank Corp................................................. 580,487  3,198,483

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
  o*UCBH Holdings, Inc................................................ 196,446 $        982
    Unico American Corp............................................... 113,843    1,138,430
   #Union Bankshares, Inc.............................................  14,917      288,047
    Union First Market Bankshares Corp................................ 127,125    1,941,199
   *United Bancshares, Inc............................................   6,297       57,555
    United Community Bancorp..........................................   2,153       12,983
   *United Community Banks, Inc.......................................  73,091      497,750
   *United Community Financial Corp................................... 271,344      721,775
    United Financial Bancorp, Inc.....................................  84,857    1,209,212
    United Fire Group, Inc............................................ 193,049    3,783,760
  #*United Security Bancshares........................................ 103,878      252,425
   *Unity Bancorp, Inc................................................  32,785      195,726
    Universal Insurance Holdings, Inc................................. 196,308      628,186
    Univest Corp. of Pennsylvania..................................... 101,856    1,620,529
    ViewPoint Financial Group, Inc.................................... 226,954    3,995,525
   *Virginia Commerce Bancorp, Inc.................................... 119,441      963,889
   *Virtus Investment Partners, Inc...................................  44,602    3,734,079
    VIST Financial Corp...............................................  14,344      175,427
    VSB Bancorp, Inc..................................................   2,848       30,303
   *Walker & Dunlop, Inc..............................................  14,298      180,727
    Washington Banking Co.............................................  85,675    1,197,736
    Washington Trust Bancorp, Inc..................................... 132,501    3,288,675
   *Waterstone Financial, Inc.........................................  29,050       96,736
    Wayne Savings Bancshares, Inc.....................................   3,361       28,535
    WesBanco, Inc..................................................... 243,744    5,047,938
    West Bancorporation, Inc..........................................  89,184      904,326
   *West Coast Bancorp................................................  93,420    1,858,124
   *Western Alliance Bancorp.......................................... 515,024    4,748,521
    Westfield Financial, Inc.......................................... 139,395    1,039,887
    Westwood Holdings Group, Inc......................................  68,070    2,535,608
    White River Capital, Inc..........................................  10,193      228,833
   *Wilshire Bancorp, Inc............................................. 361,605    2,292,576
  #*World Acceptance Corp............................................. 156,911   11,183,047
   *WSB Holdings, Inc.................................................  45,558      125,284
    WSFS Financial Corp...............................................  17,211      713,052
    WVS Financial Corp................................................  12,479      100,331
   *Yadkin Valley Financial Corp......................................  26,045       72,666
   *ZipRealty, Inc.................................................... 202,492      265,265
                                                                               ------------
Total Financials......................................................          571,016,245
                                                                               ------------
Health Care -- (10.6%)
   *Abaxis, Inc.......................................................  82,279    2,936,538
  #*ABIOMED, Inc......................................................  86,347    1,947,125
   *Acadia Healthcare Co., Inc........................................   8,509      137,335
   *ACADIA Pharmaceuticals, Inc.......................................   4,078        6,566
  #*Accelr8 Technology Corp...........................................  35,412      113,318
   *Access Pharmaceuticals, Inc.......................................  15,200       11,096
   *Accuray, Inc...................................................... 446,844    2,819,586
  #*Achillion Pharmaceuticals, Inc....................................   5,191       34,364
   *Acorda Therapeutics, Inc.......................................... 157,156    3,782,745
   *Adcare Health Systems, Inc........................................  12,905       48,265
   *Addus HomeCare Corp...............................................   1,451        6,384
   *ADVENTRX Pharmaceuticals, Inc.....................................  72,538       46,062
  #*Affymax, Inc...................................................... 207,059    3,360,568
   *Affymetrix, Inc................................................... 490,692    2,055,999
  #*Air Methods Corp.................................................. 115,182   12,558,293
  #*Akorn, Inc........................................................ 733,196   10,022,789
   *Albany Molecular Research, Inc.................................... 318,199      900,503
   *Alexza Pharmaceuticals, Inc.......................................   1,983        6,246
   *Alliance HealthCare Services, Inc................................. 468,187      379,231
   *Allied Healthcare Products, Inc...................................  22,068       62,563

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Allos Therapeutics, Inc........................................... 651,602 $ 1,153,336
   *Almost Family, Inc................................................  47,752   1,051,022
  #*Alnylam Pharmaceuticals, Inc......................................  65,757   1,228,998
   *Alphatec Holdings, Inc............................................ 249,814     439,673
   *AMAG Pharmaceuticals, Inc......................................... 117,140   1,813,327
   *Amedisys, Inc..................................................... 139,921   1,705,637
   *American Caresource Holding, Inc..................................   6,054       3,481
   *American Learning Corp............................................     717       1,011
   *American Shared Hospital Services.................................  35,563     108,467
  #*Amicus Therapeutics, Inc..........................................   5,562      27,421
   *AMN Healthcare Services, Inc...................................... 276,392   1,614,129
   *Amsurg Corp....................................................... 295,558   8,730,783
    Analogic Corp..................................................... 126,116   8,073,946
   *Angeion Corp......................................................   1,294       7,195
   *AngioDynamics, Inc................................................ 185,183   2,038,865
   *Anika Therapeutics, Inc........................................... 114,277   1,388,466
   *ARCA Biopharma, Inc...............................................  22,357      10,731
  #*Arena Pharmaceuticals, Inc........................................ 245,247   2,050,265
  #*Ariad Pharmaceuticals, Inc........................................ 727,009  13,907,682
   *Arqule, Inc.......................................................  94,743     573,195
   *Array BioPharma, Inc.............................................. 353,881   1,818,948
    Arrhythmia Research Technology, Inc...............................  26,575      78,928
   *ArthroCare Corp................................................... 168,393   4,981,065
    Assisted Living Concepts, Inc. Class A............................  95,397   1,336,512
   *Astex Pharmaceuticals, Inc........................................ 245,543     608,947
   *AtriCure, Inc.....................................................  22,964     192,209
    Atrion Corp.......................................................  19,961   4,111,966
  #*Authentidate Holding Corp.........................................  14,259      10,552
  #*AVEO Pharmaceuticals, Inc.........................................  80,658   1,056,620
   *Bioanalytical Systems, Inc........................................  30,808      31,886
   *BioClinica, Inc................................................... 146,057     759,496
  #*BioCryst Pharmaceuticals, Inc..................................... 353,634   1,570,135
   *Biodel, Inc.......................................................  39,257     116,201
  #*Biolase, Inc......................................................   1,968       3,267
   *BioMimetic Therapeutics, Inc......................................  24,815      84,371
  #*Bio-Reference Labs, Inc........................................... 194,202   4,806,500
  #*Biosante Pharmaceuticals, Inc.....................................  23,805      35,231
   *BioScrip, Inc..................................................... 366,162   2,328,790
  #*BioSpecifics Technologies Corp....................................  20,723     374,465
  #*Bovie Medical Corp................................................ 158,699     366,595
  #*BSD Medical Corp.................................................. 201,708     238,015
   *Cambrex Corp...................................................... 280,334   2,587,483
    Cantel Medical Corp............................................... 180,061   4,703,193
   *Capital Senior Living Corp........................................ 226,145   2,541,870
   *Capstone Therapeutics Corp........................................ 205,942      33,157
   *Cardica, Inc......................................................  34,944      66,743
   *CardioNet, Inc....................................................  15,257      29,751
   *CAS Medical Systems, Inc..........................................     997       1,665
   *Catalyst Pharmaceutical Partners, Inc.............................  25,086      31,859
  #*Celldex Therapeutics, Inc......................................... 271,725   1,404,818
  #*Celsion Corp......................................................  82,414     272,790
  #*Cerus Corp........................................................  12,480      37,690
   *Chindex International, Inc........................................   4,723      49,355
  #*Cleveland Biolabs, Inc............................................   2,513       3,820
  #*Codexis, Inc......................................................  49,117     151,280
   *Columbia Laboratories, Inc........................................  27,734      22,986
   *CombiMatrix Corp..................................................  21,797      15,541
    Computer Programs & Systems, Inc..................................  80,763   3,997,768
   *Conceptus, Inc.................................................... 278,929   5,182,501
    CONMED Corp....................................................... 265,831   7,294,403
   *Conmed Healthcare Management, Inc.................................  10,249      40,176

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
  #*Corcept Therapeutics, Inc......................................... 199,501 $  722,194
   *Cornerstone Therapeutics, Inc.....................................   8,755     67,414
   *Corvel Corp....................................................... 135,338  6,244,495
   *Cross Country Healthcare, Inc..................................... 246,351  1,123,361
   *CryoLife, Inc..................................................... 248,945  1,384,134
  #*Cumberland Pharmaceuticals, Inc................................... 169,380  1,033,218
  #*Curis, Inc........................................................ 103,578    501,318
   *Cutera, Inc....................................................... 112,038    766,340
  #*Cyberonics, Inc................................................... 225,257  9,753,628
   *Cyclacel Pharmaceuticals, Inc.....................................  92,895     48,305
   *Cynosure, Inc. Class A............................................  57,673  1,444,132
   *Cytokinetics, Inc................................................. 207,907    144,287
  #*Cytori Therapeutics, Inc..........................................   3,403      8,916
    Daxor Corp........................................................  43,502    389,995
   *Depomed, Inc...................................................... 275,851  1,522,698
   *DGT Holdings Corp.................................................  12,563    133,168
   *Digirad Corp...................................................... 104,281    208,562
   *Discovery Laboratories, Inc.......................................  16,454     41,629
   *Durect Corp....................................................... 592,607    628,163
   *DUSA Pharmaceuticals, Inc.........................................  82,962    453,802
   *Dyax Corp......................................................... 655,077  1,735,954
   *Dynacq Healthcare, Inc............................................  64,639     39,688
   *Dynavax Technologies Corp.........................................   2,993     11,553
   *DynaVox, Inc. Class A.............................................   3,644      3,936
   *Emergent Biosolutions, Inc........................................ 214,461  3,133,275
  #*Emeritus Corp..................................................... 226,220  3,834,429
   *Encision, Inc.....................................................   3,700      3,682
  #*Endocyte, Inc..................................................... 116,811    898,277
   *Endologix, Inc....................................................   5,792     68,056
    Ensign Group, Inc. (The).......................................... 130,328  3,655,700
   *EnteroMedics, Inc.................................................     633      2,102
   *Entremed, Inc.....................................................   1,607      3,166
   *Enzo Biochem, Inc................................................. 277,762    416,643
  #*Enzon Pharmaceuticals, Inc........................................ 305,673  2,026,612
  #*Epocrates, Inc....................................................   7,177     54,115
   *ERBA Diagnostics, Inc.............................................     119         66
   *Exact Sciences Corp............................................... 181,881  1,864,280
   *Exactech, Inc..................................................... 100,253  1,659,187
   *ExamWorks Group, Inc..............................................  39,837    519,873
   *Five Star Quality Care, Inc....................................... 172,181    614,686
   *Furiex Pharmaceuticals, Inc.......................................  27,210    522,976
   *Galena Biopharma, Inc.............................................     319        542
  #*Genomic Health, Inc...............................................  27,489    922,806
   *Gentiva Health Services, Inc...................................... 162,243  1,080,538
  #*Geron Corp........................................................ 337,014    579,664
   *Greatbatch, Inc................................................... 240,304  5,486,140
  #*GTx, Inc.......................................................... 137,151    482,772
   *Hanger, Inc....................................................... 308,862  7,959,374
   *Harvard Bioscience, Inc........................................... 312,031  1,154,515
   *HealthStream, Inc................................................. 171,552  4,793,163
   *Healthways, Inc................................................... 131,852  1,478,061
   *Hemispherx Biopharma, Inc.........................................  93,100     32,585
   *Hi-Tech Pharmacal Co., Inc........................................ 109,346  3,757,129
   *Hooper Holmes, Inc................................................ 672,769    437,973
  #*iBio, Inc......................................................... 103,620    119,163
   *iCAD, Inc.........................................................  37,500     15,375
   *ICU Medical, Inc.................................................. 135,004  7,199,763
  #*Idenix Pharmaceuticals, Inc.......................................  41,923    424,680
   *Idera Pharmaceuticals, Inc........................................ 288,928    294,707
  #*Immunomedics, Inc................................................. 213,444    738,516
  #*Infinity Pharmaceuticals, Inc..................................... 123,647  2,158,877

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Inovio Pharmaceuticals, Inc.......................................  10,400 $    4,992
   *Integra LifeSciences Holdings Corp................................   9,493    365,101
   *IntegraMed America, Inc...........................................  90,197  1,256,444
    Invacare Corp..................................................... 248,109  3,495,856
  #*IPC The Hospitalist Co............................................  93,779  4,032,497
   *Iridex Corp.......................................................  27,684     92,465
   *IRIS International, Inc........................................... 173,728  1,805,034
   *IsoRay, Inc.......................................................      20         21
  #*Keryx Biopharmaceuticals, Inc.....................................  45,500     82,810
    Kewaunee Scientific Corp..........................................  25,060    296,710
   *Kindred Healthcare, Inc........................................... 255,764  2,422,085
  #*K-V Pharmaceutical Co. Class A.................................... 146,357     49,030
   *K-V Pharmaceutical Co. Class B....................................     168         95
    Landauer, Inc.....................................................  89,070  5,073,427
   *Lannet Co., Inc...................................................  76,781    363,174
   *LCA-Vision, Inc................................................... 171,633    605,864
    LeMaitre Vascular, Inc............................................ 170,177  1,072,115
   *Lexicon Pharmaceuticals, Inc......................................  27,284     66,027
   *LHC Group, Inc.................................................... 122,778  2,196,498
   *Ligand Pharmaceuticals, Inc. Class B..............................   5,329    103,116
   *Luminex Corp......................................................  49,139    841,751
   *Maxygen, Inc...................................................... 343,009  2,068,344
   *MedAssets, Inc.................................................... 208,121  2,745,116
   *MedCath Corp......................................................  92,602    714,887
   *Medical Action Industries, Inc.................................... 158,571    551,827
   *Medicines Co. (The)............................................... 271,950  6,809,628
  #*MediciNova, Inc...................................................  75,542    124,644
   *Medidata Solutions, Inc........................................... 125,281  4,436,200
   *Medtox Scientific, Inc............................................  79,506  2,146,662
  #*Merge Healthcare, Inc.............................................  24,004     71,052
   *Merit Medical Systems, Inc........................................ 442,923  5,983,890
   *Metropolitan Health Networks, Inc................................. 420,550  3,545,236
   *Misonix, Inc......................................................  62,750    151,855
   *MModal, Inc....................................................... 395,589  5,664,834
  #*Molina Healthcare, Inc............................................ 199,518  4,870,234
   *Momenta Pharmaceuticals, Inc...................................... 238,191  3,387,076
   *MWI Veterinary Supply, Inc........................................  52,411  4,774,118
   *Myrexis, Inc......................................................  21,692     55,315
   *Nabi Biopharmaceuticals........................................... 458,770    743,207
  #*Nanosphere, Inc................................................... 128,835    383,928
    National Healthcare Corp.......................................... 104,607  4,568,188
    National Research Corp............................................  67,439  3,393,530
   *Natus Medical, Inc................................................ 258,066  3,189,696
   *Neogen Corp.......................................................  74,759  2,875,979
   *Neurocrine Biosciences, Inc....................................... 105,099    798,752
  #*Novavax, Inc...................................................... 332,012    740,387
  #*NuPathe, Inc......................................................   5,630     21,901
   *NuVasive, Inc..................................................... 260,723  5,446,503
   *Obagi Medical Products, Inc....................................... 115,393  1,770,129
   *Oculus Innovative Sciences, Inc...................................     219        161
   *Omnicell, Inc..................................................... 250,440  3,268,242
  #*OncoGenex Pharmaceutical, Inc.....................................  16,093    224,658
   *OraSure Technologies, Inc......................................... 111,722  1,185,370
   *Orexigen Therapeutics, Inc........................................ 225,842  1,113,401
   *Orthofix International N.V........................................  92,566  3,796,132
  #*Osiris Therapeutics, Inc..........................................  21,586    188,230
   *Pacific Biosciences of California, Inc............................   8,471     15,333
   *Pain Therapeutics, Inc............................................ 350,567  1,290,087
   *Palomar Medical Technologies, Inc.................................  86,083    689,525
   *PDI, Inc.......................................................... 131,394    943,409
   #PDL BioPharma, Inc................................................ 941,737  6,394,394

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Pernix Therapeutics Holdings, Inc.................................  36,485 $  278,016
   *PharMerica Corp................................................... 280,658  2,887,971
  #*PhotoMedex, Inc...................................................   3,966     55,088
   *Pozen, Inc........................................................ 295,587  1,865,154
   *Progenics Pharmaceuticals, Inc.................................... 170,366    887,607
   *ProPhase Labs, Inc................................................  56,585     69,600
   *Providence Service Corp. (The).................................... 116,135  1,498,142
   *pSivida Corp......................................................  40,950    113,022
    Psychemedics Corp.................................................   1,558     16,967
  #*Quidel Corp....................................................... 261,600  4,099,272
   *RadNet, Inc.......................................................  98,718    231,000
   *Repligen Corp..................................................... 331,745  1,333,615
  #*Repros Therapeutics, Inc..........................................  10,473     95,200
   *Retractable Technologies, Inc.....................................     272        279
   *Rigel Pharmaceuticals, Inc........................................ 348,976  3,817,797
   *Rochester Medical Corp............................................ 102,568  1,023,629
  #*Rockwell Medical, Inc.............................................  10,262     92,563
   *RTI Biologics, Inc................................................ 361,288  1,286,185
   *Rxi Pharmaceuticals Corp..........................................     319         38
  #*Sangamo Biosciences, Inc.......................................... 233,185  1,226,553
   *Santarus, Inc..................................................... 304,215  2,211,643
  #*Sarepta Therapeutics, Inc.........................................     651      5,905
   *SciClone Pharmaceuticals, Inc..................................... 464,009  2,668,052
  #*SIGA Technologies, Inc............................................  52,714    153,398
    Simulations Plus, Inc............................................. 123,672    518,186
   *Skilled Healthcare Group, Inc. Class A............................ 123,321    669,633
   *Solta Medical, Inc................................................ 127,951    418,400
   *Somaxon Pharmaceuticals, Inc......................................     798        287
    Span-American Medical System, Inc.................................  32,884    559,028
   *Spectranetics Corp................................................ 223,461  2,636,840
  #*Spectrum Pharmaceuticals, Inc..................................... 455,014  6,365,646
   *Staar Surgical Co................................................. 157,442    809,252
  #*StemCells, Inc....................................................  11,628     20,814
  #*Stereotaxis, Inc..................................................  13,792     25,515
   *Strategic Diagnostics, Inc........................................   4,062      5,402
   *Sucampo Pharmaceuticals, Inc. Class A.............................  99,642    402,554
   *Sun Healthcare Group, Inc......................................... 139,719  1,168,051
   *SunLink Health Systems, Inc.......................................  34,329     38,448
  #*Sunrise Senior Living, Inc........................................ 260,970  1,743,280
   *SurModics, Inc.................................................... 178,665  2,847,920
   *Symmetry Medical, Inc............................................. 275,481  2,134,978
   *Synageva BioPharma Corp...........................................   5,736    287,144
  #*Synta Pharmaceuticals Corp........................................   9,663     71,023
   *Targacept, Inc....................................................  29,848    128,943
   *Telik, Inc........................................................     367        683
   *Theragenics Corp.................................................. 278,526    512,488
  #*Threshold Pharmaceuticals, Inc....................................  17,876    124,059
   *Tornier N.V.......................................................  15,221    332,122
   *TranS1, Inc.......................................................  76,154    190,385
  #*Transcept Pharmaceuticals, Inc.................................... 118,214    719,923
   *Triple-S Management Corp. Class B................................. 105,229  1,917,272
  #*Trius Therapeutics, Inc...........................................   2,042     11,251
    U.S. Physical Therapy, Inc........................................ 118,305  3,036,889
   *Universal American Corp........................................... 147,714  1,323,517
   *Urologix, Inc..................................................... 123,100    115,714
   *Uroplasty, Inc....................................................  12,179     47,376
    Utah Medical Products, Inc........................................  48,415  1,639,332
   *Vascular Solutions, Inc........................................... 159,912  2,133,226
  #*Vical, Inc........................................................  48,923    169,274
   *Vision-Sciences, Inc..............................................  23,250     36,968
   *Wright Medical Group, Inc......................................... 266,336  4,964,503

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   *XenoPort, Inc.....................................................  58,461 $    460,673
   *Xstelos Holdings, Inc.............................................  81,000      174,150
    Young Innovations, Inc............................................  72,296    2,609,163
   *Zalicus, Inc......................................................  43,809       46,438
                                                                               ------------
Total Health Care.....................................................          410,047,730
                                                                               ------------
Industrials -- (14.9%)
   *A.T. Cross Co. Class A............................................  80,115      771,507
   #AAON, Inc......................................................... 274,696    5,018,696
    AAR Corp.......................................................... 188,406    2,677,249
    ABM Industries, Inc...............................................  22,342      415,561
  #*ACCO Brands Corp.................................................. 371,185    3,143,937
   *Accuride Corp.....................................................  20,590      106,862
    Aceto Corp........................................................ 226,997    1,993,034
   #Acorn Energy, Inc.................................................  73,621      639,030
   *Active Power, Inc................................................. 326,882      274,614
   *Adept Technology, Inc............................................. 107,018      421,651
  #*Advisory Board Co. (The)..........................................  73,770    3,318,912
   *Aegion Corp....................................................... 173,491    3,018,743
   *AeroCentury Corp..................................................   9,017       99,187
   *Aerosonic Corp....................................................  12,141       44,922
   *Aerovironment, Inc................................................ 139,556    3,260,028
   *Air Transport Services Group, Inc................................. 326,268    1,575,874
    Aircastle, Ltd.................................................... 224,541    2,656,320
    Alamo Group, Inc..................................................  91,265    2,612,917
    Albany International Corp. Class A................................ 178,964    3,203,456
  #*Allegiant Travel Co...............................................  68,775    4,887,151
  o*Allied Defense Group, Inc. (The)..................................  51,940      277,879
    Allied Motion Technologies, Inc...................................  35,896      209,992
    Altra Holdings, Inc............................................... 172,711    2,853,186
   *Ameresco, Inc. Class A............................................  95,031    1,155,577
   *American Railcar Industries, Inc.................................. 147,969    4,502,697
   *American Reprographics Co......................................... 213,553      933,227
    American Science & Engineering, Inc...............................  87,246    4,976,512
   *American Superconductor Corp......................................  36,962      137,129
   *American Woodmark Corp............................................ 129,485    2,158,515
    Ampco-Pittsburgh Corp.............................................  85,568    1,344,273
   *AMREP Corp........................................................  55,375      336,403
    Apogee Enterprises, Inc........................................... 252,406    4,086,453
    Argan, Inc........................................................  28,703      453,794
    Arkansas Best Corp................................................ 158,211    2,165,909
   *Arotech Corp......................................................  99,723       87,756
   #Art's-Way Manufacturing Co., Inc..................................     200        1,432
  #*Ascent Solar Technologies, Inc....................................  78,540       82,467
   *Asset Acceptance Capital Corp..................................... 288,037    1,679,256
    Asta Funding, Inc.................................................  18,948      176,595
   *Astec Industries, Inc............................................. 180,676    5,275,739
   *Astronics Corp....................................................  75,893    2,282,861
   *Astronics Corp. Class B...........................................  26,727      788,446
   *Astrotech Corp....................................................   6,182        7,604
   *Avalon Holding Corp. Class A......................................  20,575       74,276
    AZZ, Inc.......................................................... 232,780    7,148,674
    Barrett Business Services, Inc....................................  86,382    2,256,298
   *Beacon Roofing Supply, Inc........................................ 249,092    6,603,429
   *Blount International, Inc......................................... 342,772    4,874,218
   *BlueLinx Holdings, Inc............................................ 135,808      291,987
  o*BNS Holding, Inc. Class A.........................................   1,324           --
   *Breeze-Eastern Corp...............................................  98,241      687,687
   #Briggs & Stratton Corp............................................ 302,028    5,267,368
   *Broadwind Energy, Inc.............................................   8,900        2,374
   *Builders FirstSource, Inc......................................... 205,327      739,177

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *CAI International, Inc............................................ 102,757 $2,125,015
    Cascade Corp...................................................... 107,605  5,069,272
   *Casella Waste Systems, Inc. Class A............................... 206,742  1,044,047
  #*CBIZ, Inc......................................................... 619,982  3,279,705
    CDI Corp..........................................................  89,962  1,453,786
   #CECO Environmental Corp........................................... 111,900    895,200
    Celadon Group, Inc................................................ 198,009  2,956,274
  #*Cenveo, Inc.......................................................  13,479     25,475
    Ceradyne, Inc..................................................... 134,891  2,967,602
   *Champion Industries, Inc..........................................  53,936     13,889
   #Chicago Rivet & Machine Co........................................  17,700    335,592
    CIRCOR International, Inc......................................... 116,260  3,579,645
    Coleman Cable, Inc................................................  46,998    407,473
  #*Colfax Corp.......................................................  55,046  1,593,031
   *Columbus McKinnon Corp............................................ 173,761  2,556,024
    Comfort Systems USA, Inc.......................................... 330,310  3,233,735
   *Command Security Corp.............................................  70,192     76,509
   *Commercial Vehicle Group, Inc..................................... 136,744  1,054,296
   *Competitive Technologies, Inc.....................................  99,675     96,685
    CompX International, Inc..........................................  18,270    234,587
   *Conrad Industries, Inc............................................  18,700    274,516
   *Consolidated Graphics, Inc........................................  83,843  1,987,918
    Courier Corp...................................................... 120,220  1,336,846
   *Covenant Transportation Group, Inc. Class A.......................  91,000    452,270
   *CPI Aerostructures, Inc...........................................  48,020    545,027
   *CRA International, Inc............................................ 101,190  1,567,433
   *Digital Power Corp................................................   3,700      4,551
   *Dolan Co. (The)................................................... 138,039    673,630
   #Douglas Dynamics, Inc.............................................  69,372    927,504
   *Ducommun, Inc.....................................................  99,023    976,367
   *DXP Enterprises, Inc..............................................  88,429  3,908,562
   *Dycom Industries, Inc............................................. 232,031  4,041,980
    Dynamic Materials Corp............................................  74,706  1,248,337
  #*Eagle Bulk Shipping, Inc..........................................  75,850    219,965
    Eastern Co. (The).................................................  56,509  1,008,686
  #*Echo Global Logistics, Inc........................................  28,555    515,132
    Ecology & Environment, Inc. Class A...............................  20,292    244,519
   *Encore Capital Group, Inc......................................... 207,755  5,817,140
    Encore Wire Corp.................................................. 218,125  5,976,625
   *Energy Focus, Inc.................................................     838        220
  #*Energy Recovery, Inc..............................................  99,745    224,426
   *EnergySolutions, Inc.............................................. 287,568    477,363
  #*EnerNOC, Inc......................................................  22,498    142,637
    Ennis, Inc........................................................ 225,900  3,239,406
   *EnPro Industries, Inc............................................. 176,932  6,098,846
   *Environmental Tectonics Corp......................................  60,400     84,560
    ESCO Technologies, Inc............................................ 130,961  4,715,906
    Espey Manufacturing & Electronics Corp............................  35,587  1,015,653
  #*Excel Maritime Carriers, Ltd...................................... 299,086    128,607
   *Exponent, Inc..................................................... 137,132  7,088,353
   *Federal Signal Corp............................................... 477,225  2,705,866
   *Flow International Corp........................................... 306,472    980,710
    Forward Air Corp.................................................. 200,740  6,716,760
   *Franklin Covey Co................................................. 170,796  1,777,986
   #Franklin Electric Co., Inc........................................  87,072  4,911,732
    FreightCar America, Inc...........................................  68,568  1,394,673
   *Frozen Food Express Industries.................................... 161,875    246,050
   *Fuel Tech, Inc.................................................... 118,179    618,667
  #*FuelCell Energy, Inc..............................................  55,169     57,376
   *Furmanite Corp.................................................... 332,038  1,487,530
    G & K Services, Inc. Class A...................................... 148,917  4,692,375

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
  #*Genco Shipping & Trading, Ltd..................................... 199,626 $  431,192
   *Gencor Industries, Inc............................................   6,536     49,870
  #*GenCorp, Inc...................................................... 233,215  1,970,667
   *GeoEye, Inc....................................................... 145,938  3,711,203
   *Gibraltar Industries, Inc......................................... 276,610  2,633,327
   #Global Power Equipment Group, Inc.................................  39,742    816,698
    Gorman-Rupp Co. (The)............................................. 198,041  5,497,618
   *GP Strategies Corp................................................ 153,325  2,623,391
    Graham Corp.......................................................  69,530  1,185,486
    Granite Construction, Inc.........................................  91,858  2,379,122
    Great Lakes Dredge & Dock Corp.................................... 322,224  2,297,457
   *Greenbrier Cos., Inc.............................................. 185,528  3,024,106
    Griffon Corp...................................................... 487,028  4,280,976
   *H&E Equipment Services, Inc....................................... 210,120  2,966,894
    Hardinge, Inc.....................................................  97,119    885,725
   *Hawaiian Holdings, Inc............................................ 497,382  3,168,323
   #Healthcare Services Group, Inc....................................  86,442  1,874,063
    Heidrick & Struggles International, Inc........................... 160,368  2,145,724
   *Heritage-Crystal Clean, Inc.......................................   4,618     80,723
   *Hill International, Inc........................................... 317,051  1,233,328
    HNI Corp..........................................................  12,017    319,292
   *Horizon Lines, Inc. Class A.......................................  12,140     21,852
    Houston Wire & Cable Co........................................... 146,391  1,676,177
   *Hudson Global, Inc................................................ 131,368    597,724
   *Hudson Technologies, Inc..........................................  20,484     80,912
   *Hurco Cos., Inc...................................................  54,870  1,119,348
   *Huron Consulting Group, Inc....................................... 153,527  5,170,789
   *Huttig Building Products, Inc..................................... 161,870    194,244
   *ICF International, Inc............................................ 107,878  2,650,562
  #*InnerWorkings, Inc................................................ 289,010  3,465,230
   *Innotrac Corp..................................................... 156,400    247,112
   *Innovative Solutions & Support, Inc............................... 139,210    473,314
    Insperity, Inc.................................................... 166,257  4,362,584
    Insteel Industries, Inc...........................................  96,577    961,907
   *Integrated Electrical Services, Inc............................... 118,179    339,174
   *Intelligent Systems Corp..........................................  42,582     69,409
   *Interface, Inc.................................................... 518,996  6,881,887
   *Interline Brands, Inc............................................. 254,443  6,457,763
    International Shipholding Corp....................................  58,508  1,081,228
    Intersections, Inc................................................ 159,980  2,278,115
    John Bean Technologies Corp....................................... 179,302  2,626,774
   *JPS Industries, Inc...............................................  24,500    159,250
   *Kadant, Inc.......................................................  98,109  2,031,837
    Kaman Corp........................................................ 236,632  7,709,471
    Kaydon Corp.......................................................  93,392  1,970,571
    Kelly Services, Inc. Class A...................................... 252,238  2,991,543
    Kelly Services, Inc. Class B......................................     635      8,150
   *Key Technology, Inc...............................................  49,705    447,842
   *Kforce, Inc....................................................... 392,320  4,539,142
    Kimball International, Inc. Class B............................... 239,689  2,241,092
    Knoll, Inc........................................................ 294,121  4,026,516
   *Korn/Ferry International.......................................... 285,016  3,750,811
   *Kratos Defense & Security Solutions, Inc.......................... 189,003  1,067,867
    KSW, Inc..........................................................  59,720    224,547
    L.B. Foster Co. Class A........................................... 103,703  3,068,572
    L.S. Starrett Co. Class A (The)...................................  51,344    599,184
    Lawson Products, Inc..............................................  82,104    798,051
   *Layne Christensen Co.............................................. 143,622  3,030,424
   #Lindsay Corp......................................................  86,524  6,134,552
   *LMI Aerospace, Inc................................................  94,303  1,700,283
    LSI Industries, Inc............................................... 202,766  1,307,841

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
   *Luna Innovations, Inc.............................................  17,526 $    24,186
   *Lydall, Inc....................................................... 140,704   1,795,383
   *Magnetek, Inc.....................................................  30,711     486,155
   *Manitex International, Inc........................................   6,450      53,406
    Marten Transport, Ltd............................................. 205,308   3,685,279
   *Mastech Holdings, Inc.............................................   7,962      44,587
    McGrath RentCorp.................................................. 238,324   6,341,802
   *Meritor, Inc......................................................  53,288     249,388
   *Metalico, Inc..................................................... 363,245     704,695
    Met-Pro Corp...................................................... 188,147   1,702,730
   *MFRI, Inc.........................................................  57,134     388,797
   *Michael Baker Corp................................................  84,494   2,130,939
    Miller Industries, Inc............................................  67,414   1,106,938
   *Mistras Group, Inc................................................  93,114   2,093,203
  #*Mobile Mini, Inc.................................................. 239,625   3,431,430
   *Mueller (Paul) Co.................................................  10,813     281,138
    Mueller Water Products, Inc. Class A.............................. 975,153   3,452,042
    Multi-Color Corp.................................................. 105,413   2,049,229
   *MYR Group, Inc.................................................... 178,951   2,920,480
    NACCO Industries, Inc. Class A....................................  32,593   3,264,189
   *National Patent Development Corp.................................. 109,400     328,200
   #National Presto Industries, Inc...................................  40,403   2,688,416
   *National Technical Systems, Inc...................................  86,036     581,603
   *Navigant Consulting, Inc.......................................... 242,834   2,824,159
   *NCI Building Systems, Inc.........................................  47,080     506,581
    NL Industries, Inc................................................ 237,580   2,803,444
   *NN, Inc........................................................... 161,652   1,454,868
   *Northwest Pipe Co.................................................  88,868   2,163,936
  #*Ocean Power Technologies, Inc.....................................  33,704      80,890
  #*Odyssey Marine Exploration, Inc................................... 448,045   1,684,649
   *Omega Flex, Inc................................................... 100,238   1,001,378
   *On Assignment, Inc................................................ 238,807   3,723,001
   *Orbit International Corp..........................................  14,582      49,870
   *Orbital Sciences Corp............................................. 263,056   3,446,034
   *Orion Energy Systems, Inc.........................................  26,146      58,044
   *Orion Marine Group, Inc...........................................  79,120     572,038
   #P.A.M. Transportation Services, Inc...............................  86,903     812,543
  #*Pacer International, Inc.......................................... 224,671     943,618
   *Park-Ohio Holdings Corp...........................................  99,907   1,715,403
   *Patrick Industries, Inc...........................................  68,110     792,800
   *Patriot Transportation Holding, Inc...............................  92,577   2,151,489
   *Pendrell Corp..................................................... 116,564     129,386
   *PGT, Inc..........................................................  37,478     110,185
   *Pike Electric Corp................................................ 156,205   1,338,677
  #*Plug Power, Inc...................................................  65,190      78,228
  #*PMFG, Inc.........................................................  94,438     755,504
   *Powell Industries, Inc............................................ 110,153   3,774,943
   *PowerSecure International, Inc.................................... 174,708     798,416
    Preformed Line Products Co........................................  51,643   2,795,436
    Primoris Services Corp............................................ 202,803   2,504,617
    Providence & Worcester Railroad Co................................  18,747     251,960
    Quad/Graphics, Inc................................................   1,108      17,052
   *Quality Distribution, Inc......................................... 189,734   1,916,313
    Quanex Building Products Corp..................................... 231,789   3,917,234
   *RailAmerica, Inc.................................................. 134,058   3,677,211
   #Raven Industries, Inc............................................. 311,764  10,204,036
  #*RBC Bearings, Inc................................................. 140,328   6,572,964
   *RCM Technologies, Inc............................................. 114,406     622,369
   *Real Goods Solar, Inc. Class A....................................   1,796       1,886
  #*Republic Airways Holdings, Inc.................................... 305,479   1,389,929
    Resources Connection, Inc......................................... 210,535   2,376,940

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Roadrunner Transportation Systems, Inc............................ 100,298 $1,752,206
   *RPX Corp..........................................................  14,657    183,945
   *Rush Enterprises, Inc. Class A.................................... 235,533  3,803,858
   *Rush Enterprises, Inc. Class B.................................... 115,888  1,555,217
   *Saia, Inc......................................................... 113,052  2,554,975
   *Satcon Technology Corp............................................  39,455     36,693
    Schawk, Inc....................................................... 244,011  2,776,845
   *Schuff International, Inc.........................................  53,200    385,700
    SeaCube Container Leasing, Ltd....................................  45,519    799,314
    Servotronics, Inc.................................................  24,804    194,959
    SIFCO Industries, Inc.............................................  45,830    882,228
    SkyWest, Inc...................................................... 307,222  2,150,554
   *SL Industries, Inc................................................  54,267    746,171
    SmartPros, Ltd....................................................  38,973     65,864
   *Sparton Corp......................................................  47,251    462,587
   *Standard Parking Corp............................................. 169,280  3,590,429
    Standard Register Co. (The)....................................... 235,325    190,613
    Standex International Corp........................................ 111,400  4,765,692
   #Steelcase, Inc. Class A...........................................  30,369    260,262
   *Sterling Construction Co., Inc....................................  90,544    899,102
    Sun Hydraulics Corp............................................... 228,837  5,167,139
   *Supreme Industries, Inc. Class A.................................. 101,505    405,005
   *SYKES Enterprises, Inc............................................ 280,014  4,141,407
    Sypris Solutions, Inc............................................. 167,714  1,041,504
   #TAL International Group, Inc...................................... 210,541  7,189,975
   *Taser International, Inc.......................................... 170,543    922,638
   *Team, Inc......................................................... 155,314  4,836,478
   *Tecumseh Products Co. Class A..................................... 122,247    662,579
  #*Tecumseh Products Co. Class B.....................................  10,870     60,818
   *Tel-Instrument Electronics Corp...................................  19,940     78,364
    Tennant Co........................................................ 160,314  6,680,284
  #*Thermon Group Holdings, Inc.......................................  10,367    222,683
   #Titan International, Inc.......................................... 319,702  6,608,240
  #*Titan Machinery, Inc.............................................. 140,093  3,984,245
   *TMS International Corp. Class A...................................   9,561     93,507
   *Transcat, Inc.....................................................  42,500    293,250
   *TRC Cos., Inc..................................................... 200,030  1,314,197
   *Trex Co., Inc..................................................... 123,985  3,159,138
   *Trimas Corp....................................................... 285,793  6,213,140
   *TrueBlue, Inc..................................................... 274,708  4,181,056
   *Tufco Technologies, Inc...........................................   6,498     24,887
   *Tutor Perini Corp................................................. 107,601  1,222,347
   #Twin Disc, Inc....................................................  91,904  1,799,480
   *Ultralife Corp....................................................  84,195    329,202
    UniFirst Corp..................................................... 117,421  7,352,903
  #*United Rentals, Inc...............................................   3,593    103,874
    Universal Forest Products, Inc.................................... 157,747  5,036,862
   *Universal Power Group, Inc........................................  29,335     56,030
   *Universal Security Instruments, Inc...............................   2,177     10,558
    Universal Truckload Services, Inc.................................  74,631  1,111,256
  #*US Airways Group, Inc.............................................  54,548    625,120
    US Ecology, Inc................................................... 174,893  3,410,414
    US Home Systems, Inc..............................................  48,051    437,745
   *USA Truck, Inc....................................................  66,021    276,628
   *Valence Technology, Inc...........................................  67,400      1,463
   *Versar, Inc.......................................................  37,056    112,280
    Viad Corp......................................................... 194,462  3,370,026
    Vicor Corp........................................................ 260,489  1,747,881
   *Virco Manufacturing Corp.......................................... 133,476    201,549
   *Volt Information Sciences, Inc.................................... 192,487  1,308,912
    VSE Corp..........................................................  33,572    770,813

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
   *Willdan Group, Inc................................................   6,636 $      9,456
   *Willis Lease Finance Corp.........................................  76,817      963,285
  #*XPO Logistics, Inc................................................  47,390      602,801
                                                                               ------------
Total Industrials.....................................................          575,749,108
                                                                               ------------
Information Technology -- (16.6%)
  #*3D Systems Corp................................................... 227,661    8,651,118
   *Accelrys, Inc..................................................... 522,207    4,240,321
  #*ACI Worldwide, Inc................................................ 134,665    5,926,607
   *Active Network, Inc. (The)........................................  12,797      181,589
   *Actuate Corp...................................................... 544,100    3,514,886
   *Acxiom Corp.......................................................  22,470      376,822
   *ADDvantage Technologies Group, Inc................................  84,703      169,406
   *Advanced Energy Industries, Inc................................... 380,064    4,682,388
   *Advanced Photonix, Inc. Class A...................................  65,272       36,565
   *Aehr Test Systems.................................................  42,505       51,006
   *Aeroflex Holding Corp.............................................  27,240      163,712
   *Aetrium, Inc......................................................   2,617        1,937
   *Agilysys, Inc..................................................... 176,406    1,532,968
   *Alpha & Omega Semiconductor, Ltd..................................  73,215      564,488
    American Software, Inc. Class A................................... 224,875    1,812,492
  #*Amkor Technology, Inc............................................. 401,052    2,137,607
   *Amtech Systems, Inc...............................................  74,328      315,894
   *ANADIGICS, Inc.................................................... 378,530      480,733
   *Analysts International Corp.......................................  38,018      158,155
   *Anaren, Inc....................................................... 130,470    2,618,533
   *Applied Micro Circuits Corp....................................... 630,713    3,607,678
   *Astea International, Inc..........................................  21,160       72,156
    Astro-Med, Inc....................................................  58,216      475,334
   *ATMI, Inc......................................................... 213,880    4,059,442
  #*AuthenTec, Inc.................................................... 100,343      842,881
   *Autobytel, Inc....................................................  78,058      292,718
   *Aviat Networks, Inc............................................... 271,101      612,688
   *Avid Technology, Inc.............................................. 198,617    1,829,263
    Aware, Inc........................................................ 130,303      806,576
   *Axcelis Technologies, Inc......................................... 927,266      788,176
   *AXT, Inc.......................................................... 289,963    1,011,971
   #Badger Meter, Inc................................................. 153,301    5,195,371
    Bel Fuse, Inc. Class A............................................  33,988      606,006
    Bel Fuse, Inc. Class B............................................  92,806    1,673,292
   *Benchmark Electronics, Inc........................................  16,415      258,700
    Black Box Corp.................................................... 145,082    3,864,984
   *Blonder Tongue Laboratories, Inc..................................  76,200       83,058
   *Blucora, Inc...................................................... 318,226    4,852,946
   *Bogen Communications International, Inc...........................  33,103      150,619
   *Bottomline Technologies, Inc...................................... 207,999    3,949,901
   *Brightpoint, Inc.................................................. 515,581    4,624,762
   *BroadVision, Inc..................................................  14,637      123,536
    Brooks Automation, Inc............................................ 464,486    4,301,140
   *BSQUARE Corp......................................................  89,864      276,781
   *BTU International, Inc............................................  74,894      178,997
    Cabot Microelectronics Corp....................................... 230,045    6,763,323
   *CalAmp Corp....................................................... 223,783    1,685,086
  #*Calix, Inc........................................................ 183,794      847,290
  #*Callidus Software, Inc............................................ 147,778      684,212
   *Cardtronics, Inc..................................................  95,915    2,974,324
   *Cascade Microtech, Inc............................................  86,468      387,377
   #Cass Information Systems, Inc.....................................  51,052    1,939,976
   *CEVA, Inc......................................................... 113,039    1,756,626
   *Checkpoint Systems, Inc........................................... 184,478    1,418,636
   *China Information Technology, Inc.................................  25,916       26,175

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Chyron International Corp.........................................     315 $      321
   *CIBER, Inc........................................................ 390,493  1,464,349
   *Cinedigm Digital Cinema Corp. Class A.............................   1,512      2,117
   *Clearfield, Inc...................................................  78,376    380,124
   *Cogo Group, Inc...................................................  17,574     31,985
   *Coherent, Inc.....................................................  17,841    871,176
    Cohu, Inc......................................................... 158,167  1,360,236
 o#*Commerce One LLC..................................................   4,800         --
    Communications Systems, Inc.......................................  79,847    915,845
   *Computer Task Group, Inc.......................................... 177,501  2,646,540
   *comScore, Inc.....................................................  23,324    359,190
    Comtech Telecommunications Corp................................... 140,440  3,836,821
   *Concurrent Computer Corp..........................................  19,659     82,961
   *Constant Contact, Inc............................................. 104,313  1,749,329
   *Cray, Inc......................................................... 237,801  2,955,866
    Crexendo, Inc..................................................... 104,126    374,854
   *CSG Systems International, Inc.................................... 199,472  3,516,691
    CSP, Inc..........................................................  49,891    199,564
    CTS Corp.......................................................... 184,539  1,642,397
  #*CVD Equipment Corp................................................  31,867    348,625
   *CyberOptics Corp..................................................  56,931    470,819
    Daktronics, Inc................................................... 232,710  1,798,848
   *Data I/O Corp.....................................................  77,000    224,455
   *Datalink Corp..................................................... 113,442    892,789
   *Dataram Corp......................................................  83,150     51,528
   *Datawatch Corp....................................................  18,488    291,926
  #*DealerTrack Holdings, Inc......................................... 206,650  6,027,980
   *Deltek, Inc.......................................................  96,210  1,252,654
  #*Demand Media, Inc................................................. 115,061  1,279,478
   *Dice Holdings, Inc................................................ 380,807  2,871,285
   *Digi International, Inc........................................... 238,516  2,182,421
    Digimarc Corp.....................................................  59,741  1,451,109
   *Digital River, Inc................................................  11,834    210,527
  #*Diodes, Inc....................................................... 116,659  2,209,521
   *Ditech Networks, Inc.............................................. 308,189    252,807
  #*Document Security Systems, Inc....................................  26,005    104,540
   *Dot Hill Systems Corp............................................. 552,251    563,296
   *DSP Group, Inc.................................................... 236,819  1,368,814
   *DTS, Inc.......................................................... 184,307  3,433,638
   *Dynamics Research Corp............................................  82,749    475,807
    EarthLink, Inc.................................................... 634,237  4,344,523
   #Ebix, Inc......................................................... 270,828  5,874,259
   *Echelon Corp...................................................... 173,910    559,990
   *EDGAR Online, Inc.................................................  80,827     87,293
   *Edgewater Technology, Inc.........................................  87,868    329,505
   *Elecsys Corp......................................................  31,697    118,230
    Electro Rent Corp................................................. 237,805  3,985,612
    Electro Scientific Industries, Inc................................ 115,747  1,436,420
   *Electronics for Imaging, Inc...................................... 302,023  4,415,576
    Electro-Sensors, Inc..............................................   3,450     14,524
   *Ellie Mae, Inc....................................................   4,066     83,353
  #*eMagin Corp.......................................................  53,092    153,967
  #*EMCORE Corp....................................................... 132,318    658,944
   *Emulex Corp....................................................... 406,876  2,632,488
   *Entegris, Inc..................................................... 809,879  6,519,526
   *Entorian Technologies, Inc........................................  37,101     84,590
   *Entropic Communications, Inc...................................... 387,261  2,323,566
   *Envestnet, Inc.................................................... 126,994  1,550,597
    EPIQ Systems, Inc................................................. 281,762  3,181,093
   *ePlus, Inc........................................................  55,622  1,890,036
   *Euronet Worldwide, Inc............................................ 213,302  3,899,161

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
    Evolving Systems, Inc.............................................  35,800 $  205,850
   *Exar Corp......................................................... 394,225  2,917,265
   *ExlService Holdings, Inc.......................................... 204,123  5,031,632
   *Extreme Networks.................................................. 580,989  1,859,165
   *Fabrinet..........................................................  50,290    667,851
   *FalconStor Software, Inc.......................................... 455,180    919,464
   *FARO Technologies, Inc............................................ 118,821  5,112,868
   *FormFactor, Inc................................................... 126,942    776,885
    Forrester Research, Inc........................................... 256,389  7,317,342
   *Frequency Electronics, Inc........................................  74,860    668,500
   *FSI International, Inc............................................ 292,355  1,058,325
   *Giga-tronics, Inc.................................................  33,725     48,564
   *GigOptix, Inc.....................................................  17,608     46,133
   *Global Cash Access Holdings, Inc.................................. 453,716  2,931,005
   *Globalscape, Inc..................................................   5,930     13,342
   *Globecomm Systems, Inc............................................ 216,599  2,204,978
   *GSE Systems, Inc.................................................. 127,249    299,035
   *GSI Group, Inc....................................................  82,888    853,746
   *GSI Technology, Inc............................................... 125,619    601,715
  #*GT Advanced Technologies, Inc..................................... 358,712  1,836,605
   *Guidance Software, Inc............................................  49,460    487,676
   *Hackett Group, Inc. (The)......................................... 399,420  1,881,268
   *Harmonic, Inc..................................................... 827,635  3,509,172
   *Hauppauge Digital, Inc............................................  42,278     50,311
   #Heartland Payment Systems, Inc.................................... 237,731  7,536,073
  #*Higher One Holdings, Inc..........................................  11,575    128,367
   *Hutchinson Technology, Inc........................................ 232,731    323,496
   *I.D. Systems, Inc.................................................  55,135    237,080
   *Identive Group, Inc............................................... 195,822    175,261
   *IEC Electronics Corp..............................................  36,102    227,082
   *iGATE Corp........................................................ 521,424  8,290,642
  #*iGo, Inc.......................................................... 105,754     53,935
   *Ikanos Communications, Inc........................................  64,641     58,823
   *Imation Corp...................................................... 174,004    969,202
   *Immersion Corp.................................................... 147,523    824,654
  #*Infinera Corp..................................................... 650,820  3,592,526
   *Infosonics Corp...................................................  69,762    111,619
   *Innodata, Inc..................................................... 221,003    848,652
  #*Inphi Corp........................................................  54,258    596,838
   *Insight Enterprises, Inc.......................................... 398,956  6,686,503
   *Integrated Device Technology, Inc................................. 896,861  4,520,179
   *Integrated Silicon Solution, Inc.................................. 211,576  2,058,634
   *Intellicheck Mobilisa, Inc........................................  25,737     38,606
   *Interactive Intelligence Group, Inc............................... 109,777  2,862,984
   *Intermec, Inc..................................................... 205,002  1,234,112
   *Internap Network Services Corp.................................... 552,985  3,561,223
    Internet Patents Corp.............................................  12,966     47,974
   *Interphase Corp...................................................  29,534    103,369
   *inTEST Corp.......................................................  84,141    279,348
   *Intevac, Inc...................................................... 169,204    993,227
   *IntriCon Corp.....................................................  53,872    317,306
   *Inuvo, Inc........................................................   1,309        733
   *iPass, Inc........................................................ 374,162    853,089
   *Iteris, Inc.......................................................  52,380     79,618
   *Ixia.............................................................. 432,135  6,698,092
   *IXYS Corp......................................................... 313,471  3,166,057
   *Kemet Corp........................................................ 226,988  1,096,352
   *Kenexa Corp.......................................................  82,096  1,954,706
   *Key Tronic Corp...................................................  15,421    114,424
    Keynote Systems, Inc.............................................. 121,850  1,675,438
  #*KIT Digital, Inc.................................................. 312,447    999,830

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Kopin Corp........................................................   670,044 $ 2,432,260
   *Kulicke & Soffa Industries, Inc...................................   497,944   5,512,240
   *KVH Industries, Inc...............................................    92,504   1,207,177
   *Lantronix, Inc....................................................        45          88
   *Lattice Semiconductor Corp........................................ 1,025,162   3,803,351
   *LeCroy Corp.......................................................   167,967   2,400,248
   *LGL Group, Inc. (The).............................................    29,250     166,432
   *LightPath Technologies, Inc. Class A..............................     8,650       8,650
   *Limelight Networks, Inc...........................................   673,673   1,872,811
   *Lionbridge Technologies, Inc......................................   196,953     606,615
  #*Liquidity Services, Inc...........................................   144,598   6,611,021
   #Littlefuse, Inc...................................................   115,927   6,218,324
   *LogMeIn, Inc......................................................    29,112     551,672
   *LoJack Corp.......................................................   182,226     570,367
   *LookSmart, Ltd....................................................     2,693       2,424
   #Loral Space & Communications, Inc.................................   108,583   7,812,547
   *LTX-Credence Corp.................................................   405,955   2,378,896
   *Magnachip Semiconductor Corp......................................    80,868     823,236
   *Management Network Group, Inc.....................................    22,112      54,174
   *Manhattan Associates, Inc.........................................   238,948  11,156,482
    Marchex, Inc. Class B.............................................   151,527     525,799
   *Market Leader, Inc................................................   171,656     916,643
  #*Mattersight Corp..................................................   103,208     801,926
   *Mattson Technology, Inc...........................................   196,937     173,305
   *MaxLinear, Inc. Class A...........................................    12,664      59,774
   *Measurement Specialties, Inc......................................    86,324   2,570,729
   *MEMSIC, Inc.......................................................    17,281      36,290
   *Mercury Computer Systems, Inc.....................................   208,281   2,430,639
    Mesa Laboratories, Inc............................................    31,800   1,472,340
    Methode Electronics, Inc..........................................   233,645   2,056,076
    Micrel, Inc.......................................................   523,771   4,892,021
   *Mindspeed Technologies, Inc.......................................   134,657     317,791
   *MIPS Technologies, Inc............................................   391,120   2,405,388
    MOCON, Inc........................................................    63,175     984,898
   *ModusLink Global Solutions, Inc...................................   200,546     685,867
   *MoneyGram International, Inc......................................    42,831     666,450
   *Monolithic Power Systems, Inc.....................................   283,490   5,494,036
   *Monotype Imaging Holdings, Inc....................................   230,173   3,378,940
  #*Monster Worldwide, Inc............................................    96,151     697,095
   *MoSys, Inc........................................................   155,391     501,913
   *Move, Inc.........................................................   345,150   3,178,832
    MRV Communications, Inc........................................... 1,232,392     717,252
    MTS Systems Corp..................................................   170,976   7,432,327
   *Multi-Fineline Electronix, Inc....................................   173,547   4,541,725
   *Nanometrics, Inc..................................................   174,966   2,657,734
   *NAPCO Security Technologies, Inc..................................   307,597     919,715
   *NCI, Inc. Class A.................................................    49,905     295,937
  #*NetList, Inc......................................................    80,383     139,063
   *NetScout Systems, Inc.............................................   322,475   7,533,016
   *Network Engines, Inc..............................................   348,071     494,261
   *Network Equipment Technologies, Inc...............................   163,037     215,209
   *Newport Corp......................................................   331,907   3,733,954
   *Newtek Business Services, Inc.....................................   243,027     398,564
    NIC, Inc..........................................................   481,072   6,475,229
   *Novatel Wireless, Inc.............................................   174,669     412,219
  #*NumereX Corp. Class A.............................................    73,750     701,362
  #*Oclaro, Inc.......................................................   357,626   1,001,353
   *Official Payments Holdings, Inc...................................   169,900     674,503
  #*OmniVision Technologies, Inc......................................   275,830   3,867,137
   *Omtool, Ltd.......................................................    30,770     190,466
   *Online Resources Corp.............................................   247,388     586,310

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CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------     ------
Information Technology -- (Continued)
  #*Onvia, Inc........................................................     6,308 $   23,655
  #*OpenTable, Inc....................................................    43,423  1,578,860
   *Oplink Communications, Inc........................................   117,524  1,558,368
   #OPNET Technologies, Inc...........................................   115,355  3,049,986
   *OPTi, Inc.........................................................   118,200     55,613
    Optical Cable Corp................................................    55,836    204,360
   *OSI Systems, Inc..................................................   150,502  9,713,399
   *Overland Storage, Inc.............................................    40,733     82,688
   *PAR Technology Corp...............................................   132,150    677,930
    Park Electrochemical Corp.........................................   186,835  5,046,413
  #*ParkerVision, Inc.................................................   171,061    429,363
    PC Connection, Inc................................................   108,781  1,293,406
   *PC Mall, Inc......................................................   117,011    669,303
    PC-Tel, Inc.......................................................   184,240  1,134,918
   *PDF Solutions, Inc................................................   142,320  1,324,999
   *Perceptron, Inc...................................................    49,974    267,861
   *Perficient, Inc...................................................   194,925  2,590,553
   *Performance Technologies, Inc.....................................   102,658    197,103
   *Pericom Semiconductor Corp........................................   223,814  1,799,465
   *Pervasive Software, Inc...........................................   187,100  1,264,796
   *PFSweb, Inc.......................................................    24,219     62,727
   *Photronics, Inc...................................................   432,867  2,532,272
   *Pixelworks, Inc...................................................    58,234    171,790
   *Planar Systems, Inc...............................................   162,480    229,097
   *Plexus Corp.......................................................    66,805  1,918,640
   *PLX Technology, Inc...............................................   247,793  1,402,508
    Power Integrations, Inc...........................................    81,654  2,877,487
  #*Power-One, Inc....................................................   519,368  2,596,840
  #*Powerwave Technologies, Inc.......................................    75,277     35,455
   *Presstek, Inc.....................................................   128,117     48,172
   *PRGX Global, Inc..................................................   126,544    961,734
   *PROS Holdings, Inc................................................    36,825    513,340
    Pulse Electronics Corp............................................    74,977    135,708
    QAD, Inc. Class A.................................................   124,823  1,741,281
    QAD, Inc. Class B.................................................    31,205    416,587
   *Qualstar Corp.....................................................    90,434    169,112
   *Quantum Corp...................................................... 1,255,354  1,857,924
  #*QuickLogic Corp...................................................   115,712    276,552
  #*QuinStreet, Inc...................................................    49,370    447,786
   *Radisys Corp......................................................   210,284    717,068
   *Rainmaker Systems, Inc............................................     1,126      1,126
   *Ramtron International Corp........................................   232,136    633,731
  #*RealD, Inc........................................................   152,206  1,476,398
    RealNetworks, Inc.................................................   305,261  2,368,825
   *Reis, Inc.........................................................    85,111    885,154
   *Relm Wireless Corp................................................    37,546     60,825
  #*Remark Media, Inc.................................................     1,102      2,336
  #*Research Frontiers, Inc...........................................     6,000     17,820
   *Responsys, Inc....................................................    25,668    286,198
    RF Industries, Ltd................................................    54,002    221,408
    Richardson Electronics, Ltd.......................................   131,104  1,606,024
    Rimage Corp.......................................................    86,339    600,056
   *Rofin-Sinar Technologies, Inc.....................................   150,330  2,725,483
   *Rogers Corp.......................................................   107,286  3,846,203
  #*Rosetta Stone, Inc................................................    88,660  1,155,240
  #*Rubicon Technology, Inc...........................................   109,174  1,097,199
   *Rudolph Technologies, Inc.........................................   267,647  2,676,470
   *Saba Software, Inc................................................    62,120    518,081
   *Sanmina-SCI Corp..................................................   252,815  2,159,040
   *ScanSource, Inc...................................................   236,107  6,816,409
   *Schmitt Industries, Inc...........................................    17,800     64,080

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

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Scientific Learning Corp..........................................   103,888 $   110,121
   *SeaChange International, Inc......................................   265,323   2,008,495
   *Selectica, Inc....................................................    26,569     103,353
   *Sevcon, Inc.......................................................    56,400     350,244
   *ShoreTel, Inc.....................................................   227,916   1,066,647
   *Sigma Designs, Inc................................................   144,137     980,132
   *Sigmatron International, Inc......................................    18,200      63,518
  #*Silicon Graphics International Corp...............................   107,441     714,483
   *Silicon Image, Inc................................................   396,465   1,554,143
   *Smith Micro Software, Inc.........................................   157,813     273,016
   *SMTC Corp.........................................................    14,180      43,816
  #*Sonic Foundry, Inc................................................    24,133     173,999
   *Sonus Networks, Inc............................................... 1,728,567   2,869,421
   *Soundbite Communications, Inc.....................................     3,882       8,773
  #*Sourcefire, Inc...................................................   142,724   7,286,060
   *Spansion, Inc. Class A............................................   132,871   1,361,928
  #*Spark Networks, Inc...............................................    37,263     215,753
   *Spire Corp........................................................    85,111      51,067
   *Stamps.com, Inc...................................................    60,799   1,285,899
   *Standard Microsystems Corp........................................   211,838   7,818,941
   *StarTek, Inc......................................................   131,000     394,310
  #*STEC, Inc.........................................................   446,325   3,601,843
   *Steel Excel, Inc..................................................    73,655   2,018,147
  #*STR Holdings, Inc.................................................    69,387     231,753
  #*Stratasys, Inc....................................................   138,151   8,465,893
   *Super Micro Computer, Inc.........................................   231,440   2,872,170
   *Supertex, Inc.....................................................   127,305   2,162,912
   *Support.com, Inc..................................................   248,393     707,920
   *Sycamore Networks, Inc............................................   151,978   2,165,686
   *Symmetricom, Inc..................................................   449,992   2,695,452
  #*Synaptics, Inc....................................................   150,247   3,963,516
    Technical Communications Corp.....................................     7,300      57,378
   *TechTarget, Inc...................................................   237,040     974,234
   *TeleCommunication Systems, Inc. Class A...........................   359,746     478,462
   *TeleNav, Inc......................................................    57,241     330,281
   *TeleTech Holdings, Inc............................................    55,531     914,040
    Telular Corp......................................................   156,053   1,471,580
    Tessco Technologies, Inc..........................................    65,603   1,230,056
    Tessera Technologies, Inc.........................................   259,404   3,748,388
    TheStreet, Inc....................................................   239,307     346,995
  #*THQ, Inc..........................................................    29,934     154,160
   *TII Network Technologies, Inc.....................................    57,160     122,894
   *TNS, Inc..........................................................   188,841   3,197,078
   *Transact Technologies, Inc........................................    90,009     695,770
   *TranSwitch Corp...................................................    39,152      32,105
   *Trio-Tech International...........................................     3,392       4,952
   *TriQuint Semiconductor, Inc.......................................   274,266   1,546,860
   *TSR, Inc..........................................................    60,552     234,942
   *TTM Technologies, Inc.............................................   233,468   2,554,140
  #*Tyler Technologies, Inc...........................................   364,519  14,223,531
   *Ultra Clean Holdings..............................................   118,429     715,311
   *Ultratech, Inc....................................................   194,621   6,190,894
  #*Unisys Corp.......................................................   192,790   3,745,910
    United Online, Inc................................................   721,582   3,059,508
   *Unwired Planet, Inc...............................................   305,957     599,676
  #*USA Technologies, Inc.............................................     7,207      11,892
   *UTStarcom Holdings Corp...........................................   323,180     345,803
  #*Veeco Instruments, Inc............................................    27,900     996,309
  #*Verint Systems, Inc...............................................     5,986     167,069
   *Viasystems Group, Inc.............................................    34,740     534,996
   *Vicon Industries, Inc.............................................    45,650     141,515

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

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *Video Display Corp................................................  85,637 $    338,266
   *Virtusa Corp...................................................... 209,087    3,167,668
   *Vishay Precision Group, Inc.......................................   7,654      104,094
   *Volterra Semiconductor Corp....................................... 161,156    3,703,365
    Wayside Technology Group, Inc.....................................  30,941      395,735
   *Web.com Group, Inc................................................ 296,475    4,595,362
   *WebMediaBrands, Inc............................................... 267,844      166,063
   *Websense, Inc..................................................... 253,070    3,798,581
   *Westell Technologies, Inc. Class A................................ 435,126      952,926
   *Winland Electronics, Inc..........................................   1,605        1,027
   *Wireless Ronin Technologies, Inc..................................  25,855       21,977
   *Wireless Telecom Group, Inc....................................... 225,386      281,732
   *WPCS International, Inc...........................................  14,426       10,820
   *XO Group, Inc..................................................... 192,440    1,656,908
    Xyratex, Ltd...................................................... 106,965    1,265,396
   *Zhone Technologies, Inc...........................................  74,478       40,963
   *Zix Corp.......................................................... 336,042      819,942
   *Zygo Corp.........................................................  97,647    1,745,928
                                                                               ------------
Total Information Technology..........................................          641,779,686
                                                                               ------------
Materials -- (5.2%)
    A. Schulman, Inc.................................................. 271,343    5,931,558
  #*A.M. Castle & Co.................................................. 117,839      859,046
   *AEP Industries, Inc...............................................  66,061    3,103,546
   #AK Steel Holding Corp............................................. 685,630    3,647,552
   #AMCOL International Corp.......................................... 263,102    8,077,231
   *American Biltrite, Inc............................................     868      629,300
   *American Pacific Corp.............................................  69,310      704,190
    American Vanguard Corp............................................ 174,998    4,093,203
  #*Arabian American Development Co................................... 108,440    1,030,180
    Balchem Corp...................................................... 223,350    7,444,256
    Boise, Inc........................................................ 671,207    4,966,932
   #Buckeye Technologies, Inc......................................... 257,175    7,746,111
   *Calgon Carbon Corp................................................ 356,167    4,929,351
   #Chase Corp........................................................  76,372    1,180,711
   *Clearwater Paper Corp............................................. 150,401    5,300,131
   *Contango ORE, Inc.................................................   1,592       13,532
   *Continental Materials Corp........................................  14,518      212,035
   *Core Molding Technologies, Inc....................................  52,504      422,395
    Deltic Timber Corp................................................  98,455    6,085,504
    Detrex Corp.......................................................  10,200      224,400
   *Ferro Corp........................................................ 138,050      423,814
    Flamemaster Corp..................................................     189          888
  #*Flotek Industries, Inc............................................ 259,925    2,539,467
    Friedman Industries, Inc..........................................  61,530      561,154
   #FutureFuel Corp...................................................   7,491       72,887
  #*General Moly, Inc................................................. 340,714    1,015,328
    Georgia Gulf Corp................................................. 194,083    6,362,041
    Globe Specialty Metals, Inc.......................................  44,319      555,317
  #*Golden Minerals Co................................................  64,871      273,756
   #Hawkins, Inc...................................................... 102,006    3,880,308
    Haynes International, Inc.........................................  75,386    3,632,851
   *Headwaters, Inc................................................... 282,540    1,765,875
   *Horsehead Holding Corp............................................ 212,021    1,914,550
   #Innophos Holdings, Inc............................................ 130,203    7,547,868
   *Innospec, Inc..................................................... 155,189    4,829,482
    Kaiser Aluminum Corp.............................................. 124,313    6,780,031
   *KapStone Paper & Packaging Corp................................... 292,943    4,924,372
    KMG Chemicals, Inc................................................  58,339    1,043,101
    Koppers Holdings, Inc............................................. 132,587    4,367,416
   *Kraton Performance Polymers, Inc.................................. 121,706    2,850,355

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Materials -- (Continued)
   *Landec Corp....................................................... 255,738 $  2,043,347
   *LSB Industries, Inc............................................... 145,981    4,690,370
   *Material Sciences Corp............................................ 138,299    1,117,456
    Materion Corp..................................................... 118,128    2,318,853
  #*McEwen Mining, Inc................................................ 173,912      519,997
   *Mercer International, Inc......................................... 218,324    1,144,018
   *Metals USA Holdings Corp.......................................... 130,042    2,115,783
   #Minerals Technologies, Inc........................................   1,000       63,940
  #*Mines Management, Inc.............................................  33,421       41,776
   *Mod-Pac Corp......................................................  26,617      117,115
    Myers Industries, Inc............................................. 293,835    4,830,647
    Neenah Paper, Inc................................................. 104,915    2,818,017
    Noranda Aluminum Holding Corp..................................... 136,513      850,476
   *Northern Technologies International Corp..........................  38,414      386,253
    Olympic Steel, Inc................................................  78,769    1,232,735
   *OM Group, Inc.....................................................  64,525    1,013,042
   *Omnova Solutions, Inc............................................. 250,810    1,825,897
    P.H. Glatfelter Co................................................ 406,348    6,464,997
   *Penford Corp...................................................... 111,920      883,049
    PolyOne Corp...................................................... 216,076    3,182,799
    Quaker Chemical Corp..............................................  94,789    4,196,309
  #*Revett Minerals, Inc..............................................   1,210        3,836
   *RTI International Metals, Inc..................................... 168,883    3,791,423
    Schweitzer-Mauduit International, Inc.............................  12,176      829,186
   *Senomyx, Inc...................................................... 250,639      516,316
   *Solitario Exploration & Royalty Corp..............................   2,939        3,615
   *Spartech Corp..................................................... 278,743    1,418,802
    Stepan Co.........................................................  85,522    7,582,381
    Synalloy Corp.....................................................  57,753      722,490
   #Texas Industries, Inc............................................. 135,076    5,642,125
    Tredegar Corp..................................................... 332,391    4,922,711
   *UFP Technologies, Inc.............................................  11,800      193,166
   *United States Lime & Minerals, Inc................................  61,645    2,810,396
   *Universal Stainless & Alloy Products, Inc.........................  55,474    1,892,773
   *Verso Paper Corp..................................................   6,475        8,547
    Vulcan International Corp.........................................   8,251      285,897
    Wausau Paper Corp................................................. 481,848    4,090,890
   *Webco Industries, Inc.............................................   3,750      493,125
    Zep, Inc.......................................................... 120,590    1,840,203
   *Zoltek Cos., Inc.................................................. 270,879    2,259,131
                                                                               ------------
Total Materials.......................................................          203,105,914
                                                                               ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.....................................   4,700           --
  o*Avigen, Inc. Escrow Shares........................................ 234,123           --
  o*Big 4 Ranch, Inc..................................................  35,000           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................  37,150           --
  o*Concord Camera Corp. Escrow Shares................................  49,560           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares........................ 294,513           --
  o*DLB Oil & Gas, Inc. Escrow Shares.................................   7,600           --
  o*EquiMed, Inc......................................................     132           --
  o*Gerber Scientific, Inc. Escrow Shares............................. 214,642           --
  o*iGo, Inc. Escrow Shares...........................................  11,200           --
  o*MAIR Holdings, Inc. Escrow Shares................................. 151,940           --
  o*Petrocorp, Inc. Escrow Shares.....................................  37,100        2,226
  o*Voyager Learning Co. Escrow Shares................................  27,100           --
                                                                               ------------
Total Other...........................................................                2,226
                                                                               ------------
Telecommunication Services -- (1.0%)
    Atlantic Tele-Network, Inc........................................  84,754    2,963,000
  #*Boingo Wireless, Inc..............................................  24,903      213,917

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Telecommunication Services -- (Continued)
   *Cbeyond, Inc......................................................   152,443 $    1,086,919
  #*Cincinnati Bell, Inc.............................................. 1,340,510      5,160,964
   #Consolidated Communications Holdings, Inc.........................   256,159      4,062,682
   *General Communications, Inc. Class A..............................   462,106      4,362,281
  #*Hawaiian Telcom Holdco, Inc.......................................     5,304         95,472
    HickoryTech Corp..................................................   136,674      1,458,312
   *ICTC Group, Inc...................................................         8            288
    IDT Corp. Class B.................................................   189,741      1,920,179
  #*Iridium Communications, Inc.......................................   301,417      2,730,838
  #*Leap Wireless International, Inc..................................   110,300        626,504
   *LICT Corp.........................................................         1          1,430
    Lumos Networks Corp...............................................   110,252        987,858
   *Neutral Tandem, Inc...............................................   179,325      2,449,580
    NTELOS Holdings Corp..............................................    76,437      1,620,464
   *ORBCOMM, Inc......................................................   227,892        708,744
   *Premiere Global Services, Inc.....................................   621,726      5,695,010
    Primus Telecommunications Group, Inc..............................    11,748        185,971
    Shenandoah Telecommunications Co..................................    83,454      1,314,400
    USA Mobility, Inc.................................................   132,576      1,476,897
   *Vonage Holdings Corp..............................................   592,388      1,060,375
    Warwick Valley Telephone Co.......................................    54,283        712,736
                                                                                 --------------
Total Telecommunication Services......................................               40,894,821
                                                                                 --------------
Utilities -- (1.8%)
    AMEN Properties, Inc..............................................       123         69,802
    American States Water Co..........................................   161,723      6,574,040
   #Artesian Resources Corp. Class A..................................    19,768        425,407
  #*Cadiz, Inc........................................................    12,031         85,420
    California Water Service Group....................................   275,799      5,094,008
    CH Energy Group, Inc..............................................   129,612      8,428,668
    Chesapeake Utilities Corp.........................................    81,342      3,720,583
    Connecticut Water Services, Inc...................................    85,434      2,582,670
    Consolidated Water Co., Ltd.......................................    10,562         86,608
   #Delta Natural Gas Co., Inc........................................    40,000        812,000
   *Dynegy, Inc.......................................................   344,662        142,690
   #Empire District Electric Co. (The)................................   300,895      6,469,242
    Gas Natural, Inc..................................................    21,512        218,347
    Genie Energy, Ltd. Class B........................................   201,788      1,424,623
    Laclede Group, Inc. (The).........................................   152,358      6,365,517
   #MGE Energy, Inc...................................................   196,967      9,442,598
    Middlesex Water Co................................................   114,333      2,138,027
   #Ormat Technologies, Inc...........................................    45,564        820,152
    Otter Tail Corp...................................................   242,160      5,683,495
    RGC Resources, Inc................................................     9,396        168,000
   #SJW Corp..........................................................   176,422      4,115,925
  #*Synthesis Energy Systems, Inc.....................................    17,851         19,636
    Unitil Corp.......................................................    91,192      2,422,060
    York Water Co.....................................................    62,397      1,125,018
                                                                                 --------------
Total Utilities.......................................................               68,434,536
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            3,406,033,333
                                                                                 --------------

PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc.................................................       790         87,032
                                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights......................................    26,162             --
  o*Capital Bank Corp. Contingent Value Rights........................    12,543             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights...............    10,785             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17......................    48,814         41,492

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

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                 SHARES         VALUE+
                                                                                 ------         ------
  o*Hampton Roads Bankshares, Inc. Rights 07/31/12.........................       2,939 $        1,544
 o#*PhotoMedex, Inc. Contingent Value Warrants.............................         957             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..........................      15,030             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..........................      15,030             --
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                     43,036
                                                                                        --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....   2,475,111      2,475,111
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                                -------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund......................................... 463,305,364    463,305,364
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,161,722 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $1,165,209) to be repurchased at $1,127,884...........................      $1,128      1,127,878
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                464,433,242
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,508,535,082)^^.................................................             $3,873,071,754
                                                                                        ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary.......................... $  596,114,444 $     61,964   --    $  596,176,408
  Consumer Staples................................    151,163,604           --   --       151,163,604
  Energy..........................................    147,663,055           --   --       147,663,055
  Financials......................................    571,000,255       15,990   --       571,016,245
  Health Care.....................................    410,047,730           --   --       410,047,730
  Industrials.....................................    575,471,229      277,879   --       575,749,108
  Information Technology..........................    641,779,686           --   --       641,779,686
  Materials.......................................    203,105,914           --   --       203,105,914
  Other...........................................             --        2,226   --             2,226
  Telecommunication Services......................     40,894,821           --   --        40,894,821
  Utilities.......................................     68,434,536           --   --        68,434,536
Preferred Stocks
  Energy..........................................             --       87,032   --            87,032
Rights/Warrants...................................         41,492        1,544   --            43,036
Temporary Cash Investments........................      2,475,111           --   --         2,475,111
Securities Lending Collateral.....................             --  464,433,242   --       464,433,242
                                                   -------------- ------------   --    --------------
TOTAL............................................. $3,408,191,877 $464,879,877   --    $3,873,071,754
                                                   ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES       VALUE+
                                                                          ------       ------
COMMON STOCKS -- (85.7%)
Real Estate Investment Trusts -- (85.7%)
   #Acadia Realty Trust...............................................   382,995 $  9,168,900
    Agree Realty Corp.................................................    92,296    2,171,725
    Alexander's, Inc..................................................    48,481   20,714,477
   #Alexandria Real Estate Equities, Inc..............................   539,076   39,611,304
   #American Campus Communities, Inc..................................   652,100   31,079,086
   #American Tower Corp...............................................   448,204   32,409,631
   #Apartment Investment & Management Co. Class A..................... 1,174,100   32,205,563
    Ashford Hospitality Trust.........................................   532,661    4,064,203
    Associated Estates Realty Corp....................................   397,822    5,939,482
   #AvalonBay Communities, Inc........................................   834,372  122,727,777
   #BioMed Realty Trust, Inc.......................................... 1,310,325   24,634,110
   #Boston Properties, Inc............................................ 1,310,470  145,331,123
   #Brandywine Realty Trust........................................... 1,253,548   14,892,150
   #BRE Properties, Inc...............................................   663,227   34,938,798
   #Camden Property Trust.............................................   682,424   48,663,655
    Campus Crest Communities, Inc.....................................    96,258    1,054,988
    CapLease, Inc.....................................................   257,298    1,170,706
   #CBL & Associates Properties, Inc.................................. 1,226,022   24,189,414
    Cedar Realty Trust, Inc...........................................   519,560    2,675,734
   #Colonial Properties Trust.........................................   729,992   16,534,319
   #CommonWealth REIT.................................................   732,531   13,361,365
   #Corporate Office Properties Trust.................................   612,335   13,630,577
    Cousins Properties, Inc...........................................   814,838    6,184,620
   #CubeSmart......................................................... 1,016,553   12,188,470
   #DCT Industrial Trust, Inc......................................... 2,170,228   13,585,627
   #DDR Corp.......................................................... 2,169,519   32,629,566
   #DiamondRock Hospitality Co........................................ 1,469,271   13,899,304
   #Digital Realty Trust, Inc.........................................   948,597   74,056,968
   #Douglas Emmett, Inc............................................... 1,160,707   27,288,222
    Duke Realty Corp.................................................. 2,331,395   33,711,972
   #DuPont Fabros Technology, Inc.....................................   552,061   14,850,441
   #EastGroup Properties, Inc.........................................   247,304   13,225,818
   #Education Realty Trust, Inc.......................................   699,991    8,203,895
   #Entertainment Properties Trust....................................   405,480   18,311,477
    Equity Lifestyle Properties, Inc..................................   333,566   23,990,067
   #Equity One, Inc...................................................   650,836   14,116,633
   #Equity Residential................................................ 2,630,456  166,534,169
   #Essex Property Trust, Inc.........................................   303,133   47,701,009
    Excel Trust, Inc..................................................   121,533    1,487,564
    Extra Space Storage, Inc..........................................   823,524   26,962,176
   #Federal Realty Investment Trust...................................   570,549   61,995,854
   *FelCor Lodging Trust, Inc......................................... 1,002,330    4,851,277
  #*First Industrial Realty Trust, Inc................................   731,600    9,320,584
    First Potomac Realty Trust........................................   445,928    5,168,306
   #Franklin Street Properties Corp...................................   495,814    5,141,591
   #General Growth Properties, Inc.................................... 3,768,676   68,288,409
   #Getty Realty Corp.................................................   154,971    2,879,361
   #Gladstone Commercial Corp.........................................    27,074      468,109
   #Glimcher Realty Trust............................................. 1,101,091   11,032,932
   #Government Properties Income Trust................................   321,522    7,362,854
   #HCP, Inc.......................................................... 3,630,331  171,387,927
   #Health Care REIT, Inc............................................. 1,817,494  113,102,652
    Healthcare Realty Trust, Inc......................................   672,999   16,528,855
   #Hersha Hospitality Trust.......................................... 1,357,235    6,596,162
   #Highwoods Properties, Inc.........................................   655,670   22,207,543
   *HMG Courtland Properties, Inc.....................................     2,500       15,150
    Home Properties, Inc..............................................   413,611   27,137,018
    Hospitality Properties Trust...................................... 1,129,465   27,412,116

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Real Estate Investment Trusts -- (Continued)
   #Host Hotels & Resorts, Inc........................................ 6,292,517 $   92,374,150
    Inland Real Estate Corp...........................................   757,034      6,041,131
   #Investors Real Estate Trust.......................................   255,611      2,085,786
   #Kilroy Realty Corp................................................   578,545     27,388,320
    Kimco Realty Corp................................................. 3,688,342     71,885,786
    Kite Realty Group Trust...........................................   556,940      2,801,408
   #LaSalle Hotel Properties..........................................   745,462     19,575,832
   #Lexington Realty Trust............................................ 1,191,076     10,648,219
    Liberty Property Trust............................................ 1,048,979     38,067,448
   #LTC Properties, Inc...............................................   182,956      6,531,529
   #Macerich Co. (The)................................................ 1,145,002     66,879,567
   #Mack-Cali Realty Corp.............................................   762,216     20,419,767
   #Medical Properties Trust, Inc..................................... 1,117,581     11,008,173
    MHI Hospitality Corp..............................................    78,466        309,156
   #Mid-America Apartment Communities, Inc............................   328,789     22,762,062
    Mission West Properties, Inc......................................   183,606      1,617,569
    Monmouth Real Estate Investment Corp. Class A.....................   274,093      3,053,396
  #*MPG Office Trust, Inc.............................................   420,722      1,245,337
   #National Health Investors, Inc....................................    92,870      4,986,190
   #National Retail Properties, Inc...................................   904,021     26,668,620
   #Omega Healthcare Investors, Inc...................................   883,343     21,412,234
   #One Liberty Properties, Inc.......................................   102,255      1,931,597
    Parkway Properties, Inc...........................................   201,129      2,238,566
    Pennsylvania REIT.................................................   451,826      6,488,221
   #Piedmont Office Realty Trust, Inc. Class A........................ 1,468,224     25,047,901
   #Post Properties, Inc..............................................   455,963     23,550,489
    Prologis, Inc..................................................... 3,908,430    126,359,542
   #PS Business Parks, Inc............................................   185,863     12,566,197
   #Public Storage.................................................... 1,324,670    197,309,597
    Ramco-Gershenson Properties Trust.................................   362,000      4,611,880
   #Realty Income Corp................................................ 1,133,994     46,720,553
   #Regency Centers Corp..............................................   764,396     36,576,349
   #Retail Opportunity Investments Corp...............................   255,319      3,112,339
   #RLJ Lodging Trust.................................................    26,625        468,600
   *Roberts Realty Investors, Inc.....................................    47,739         69,699
  #*Rouse Properties, Inc.............................................   127,163      1,759,936
    Sabra Health Care REIT, Inc.......................................   314,855      5,831,115
    Saul Centers, Inc.................................................   141,146      5,877,319
    Senior Housing Properties Trust................................... 1,377,788     31,344,677
    Simon Property Group, Inc......................................... 2,680,150    430,137,274
   #SL Green Realty Corp..............................................   761,902     59,999,783
   #Sovran Self Storage, Inc..........................................   247,528     14,133,849
  #*Strategic Hotels & Resorts, Inc................................... 1,420,983      8,611,157
   #Sun Communities, Inc..............................................   211,383      9,848,334
  #*Sunstone Hotel Investors, Inc..................................... 1,115,193     11,163,082
   *Supertel Hospitality, Inc.........................................   175,177        148,900
   #Tanger Factory Outlet Centers, Inc................................   787,327     25,351,929
    Taubman Centers, Inc..............................................   507,618     39,350,547
    UDR, Inc.......................................................... 2,008,262     53,439,852
    UMH Properties, Inc...............................................   105,803      1,182,878
    Universal Health Realty Income Trust..............................   107,170      4,666,182
    Urstadt Biddle Properties, Inc....................................    76,760      1,413,919
    Urstadt Biddle Properties, Inc. Class A...........................   175,219      3,327,409
   #Ventas, Inc....................................................... 2,430,127    163,426,041
   #Vornado Realty Trust.............................................. 1,508,390    125,950,565
   #Washington REIT...................................................   576,047     15,380,455
   #Weingarten Realty Investors....................................... 1,049,531     28,211,393
   #Whitestone REIT Class B...........................................    13,648        186,295
    Winthrop Realty Trust.............................................   253,003      3,076,516
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            3,739,626,402
                                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     SHARES         VALUE+
                                                                                     ------         ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
  BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares......     13,509,207  $   13,509,207

                                                                                    SHARES/
                                                                                     FACE
                                                                                    AMOUNT
                                                                                     (000)
                                                                                    -------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@DFA Short Term Investment Fund.........................................    608,829,804     608,829,804
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,526,620 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $1,531,203) to be repurchased at $1,482,154...........................         $1,482       1,482,146
                                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                    610,311,950
                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,170,426,848)^^.................................................                 $4,363,447,559
                                                                                            ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment
   Trusts................... $3,739,626,402           --   --    $3,739,626,402
Temporary Cash Investments..     13,509,207           --   --        13,509,207
Securities Lending
  Collateral................             -- $610,311,950   --       610,311,950
                             -------------- ------------   --    --------------
TOTAL....................... $3,753,135,609 $610,311,950   --    $4,363,447,559
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                        ------     -------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
    Adelaide Brighton, Ltd............................................  74,781 $   262,896
    AGL Energy, Ltd...................................................  67,589   1,112,497
    Alumina, Ltd...................................................... 539,758     379,949
    Amcor, Ltd........................................................ 191,824   1,514,394
    Amcor, Ltd. Sponsored ADR.........................................   1,068      33,685
   #AMP, Ltd.......................................................... 529,681   2,219,685
    Ansell, Ltd.......................................................  21,569     299,887
   #APA Group, Ltd....................................................  84,228     432,416
  #*Aquarius Platinum, Ltd............................................  71,827      44,604
  #*Aquila Resources, Ltd.............................................  15,814      34,974
    Aristocrat Leisure, Ltd...........................................  19,469      48,154
    Asciano Group, Ltd................................................ 196,305     890,655
    ASX, Ltd..........................................................  30,042     982,209
    Atlas Iron, Ltd................................................... 176,717     316,602
    Australia & New Zealand Banking Group, Ltd........................ 461,695  11,352,696
   #Bank of Queensland, Ltd...........................................  55,768     445,742
    Bendigo and Adelaide Bank, Ltd.................................... 102,905     882,757
    BHP Billiton, Ltd................................................. 345,322  11,470,667
   #BHP Billiton, Ltd. Sponsored ADR..................................  94,000   6,235,960
    Boart Longyear, Ltd...............................................  68,717     163,533
   #Boral, Ltd........................................................ 182,978     642,940
    Brambles, Ltd..................................................... 246,462   1,609,029
   #Caltex Australia, Ltd.............................................  34,651     512,941
    Campbell Brothers, Ltd............................................  10,124     495,487
    Challenger, Ltd...................................................  79,173     277,350
    Coca-Cola Amatil, Ltd.............................................  89,410   1,305,797
   #Cochlear, Ltd.....................................................   8,260     570,199
    Commonwealth Bank of Australia NL................................. 260,844  15,704,070
    Computershare, Ltd................................................  65,050     521,855
    Consolidated Media Holdings, Ltd..................................  28,238     100,372
    Crown, Ltd........................................................  72,744     643,446
    CSL, Ltd..........................................................  84,349   3,772,147
   #David Jones, Ltd..................................................  24,134      61,544
   *Downer EDI, Ltd...................................................  10,530      33,347
    DUET Group........................................................ 124,638     271,720
    Echo Entertainment Group, Ltd..................................... 175,552     769,584
   #Fairfax Media, Ltd................................................ 420,361     230,406
   #Flight Centre, Ltd................................................   7,147     158,813
   #Fortescue Metals Group, Ltd....................................... 254,806   1,093,778
   *GrainCorp, Ltd....................................................  41,399     398,794
   #Harvey Norman Holdings, Ltd.......................................  90,291     189,022
   #Iluka Resources, Ltd..............................................  64,726     639,221
    Incitec Pivot, Ltd................................................ 330,152   1,070,340
    Insurance Australia Group, Ltd.................................... 394,169   1,554,365
    James Hardie Industries SE........................................  62,750     548,117
    James Hardie Industries SE Sponsored ADR..........................     500      21,840
   #JB Hi-Fi, Ltd.....................................................   7,970      73,733
   #Leighton Holdings, Ltd............................................  22,500     401,997
    Lend Lease Group NL............................................... 117,700     995,540
    Macquarie Group, Ltd..............................................  70,020   1,821,856
  #*Mesoblast, Ltd....................................................  16,312     107,283
    Metcash, Ltd...................................................... 140,282     501,809
    Mineral Resources, Ltd............................................  17,001     141,624
    Mirvac Group...................................................... 228,204     327,072
    Monadelphous Group, Ltd...........................................  12,224     277,697
   #National Australia Bank, Ltd...................................... 408,487  10,658,240
    New Hope Corp., Ltd...............................................  25,495     108,577
   *Newcrest Mining, Ltd.............................................. 129,805   3,174,404

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

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
AUSTRALIA -- (Continued)
    Oil Search, Ltd................................................... 184,347 $  1,345,321
   #Orica, Ltd........................................................  58,639    1,524,952
    Origin Energy, Ltd................................................ 207,801    2,564,941
    OZ Minerals, Ltd..................................................  63,476      500,420
   *PanAust, Ltd......................................................  76,201      188,495
   #Platinum Asset Mangement, Ltd.....................................  18,543       70,272
   *Qantas Airways, Ltd............................................... 257,003      306,090
   #QBE Insurance Group, Ltd.......................................... 201,963    2,964,289
    QR National, Ltd.................................................. 184,662      618,378
    Ramsay Health Care, Ltd...........................................  18,451      459,080
   #REA Group, Ltd....................................................     779       11,183
    Reece Australia, Ltd..............................................   7,983      151,190
   *Regis Resources, Ltd..............................................  49,114      232,954
    Rio Tinto, Ltd....................................................  75,377    4,174,146
    Santos, Ltd....................................................... 184,537    2,070,716
   #Seek, Ltd.........................................................  41,014      260,637
   *Seven Group Holdings, Ltd.........................................  18,118      137,129
   *Seven West Media, Ltd.............................................  79,205      128,564
   #Sims Metal Management, Ltd........................................  40,715      355,134
    Sonic Healthcare, Ltd.............................................  63,912      847,736
    SP Ausnet, Ltd.................................................... 226,926      250,673
    Spark Infrastructure Group, Ltd................................... 197,592      337,771
    Suncorp Group, Ltd................................................ 251,879    2,234,047
    Sydney Airport, Ltd...............................................  61,718      203,664
    TABCorp. Holdings, Ltd............................................ 137,645      468,478
    Tatts Group, Ltd.................................................. 327,941      997,928
    Telstra Corp., Ltd................................................ 706,519    2,967,195
    Toll Holdings, Ltd................................................ 145,053      609,327
    Transurban Group, Ltd............................................. 179,475    1,152,903
   *Treasury Wine Estates, Ltd........................................ 105,697      488,690
   #UGL, Ltd..........................................................  27,924      381,019
    Washington H. Soul Pattinson & Co., Ltd...........................  14,171      195,553
    Wesfarmers, Ltd................................................... 179,576    6,128,723
    Westpac Banking Corp.............................................. 435,032   10,551,700
   #Westpac Banking Corp. Sponsored ADR...............................  18,701    2,260,577
    Whitehaven Coal, Ltd..............................................  44,805      171,544
    Woodside Petroleum, Ltd........................................... 108,667    3,832,416
    Woolworths, Ltd................................................... 202,666    6,072,369
    WorleyParsons, Ltd................................................  29,571      806,462
   *Yancoal Australia, Ltd. (B7TY454).................................   5,995       15,624
   *Yancoal Australia, Ltd. (B84LB45).................................   5,995        5,261
                                                                               ------------
TOTAL AUSTRALIA.......................................................          149,953,869
                                                                               ------------
AUSTRIA -- (0.2%)
    Andritz AG........................................................  14,171      774,681
  #*Erste Group Bank AG...............................................  44,101      796,837
    EVN AG............................................................     626        7,752
   *Immofinanz AG..................................................... 141,745      463,461
    OMV AG............................................................  31,779      997,109
   #Raiffeisen Bank International AG..................................   8,039      264,585
   #Strabag SE........................................................   3,236       72,984
    Telekom Austria AG................................................  49,898      453,765
    Telekom Austria AG ADR............................................   2,400       43,032
   #Verbund AG........................................................  10,202      195,129
   #Vienna Insurance Group AG Wiener Versicherung Gruppe..............   6,221      241,991
   #Voestalpine AG....................................................  18,545      503,692
                                                                               ------------
TOTAL AUSTRIA.........................................................            4,815,018
                                                                               ------------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV.........................................     220       16,814
    Ageas............................................................. 568,346    1,127,222

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV........................................... 107,124 $ 8,476,020
    Anheuser-Busch InBev NV Sponsored ADR.............................  29,297   2,320,908
    Belgacom SA.......................................................  26,773     770,315
    Colruyt SA........................................................   9,985     452,825
    Delhaize Group SA.................................................   8,251     295,027
    Delhaize Group SA Sponsored ADR...................................  10,806     387,395
    KBC Groep NV......................................................  34,939     729,788
    Mobistar SA.......................................................   3,728     114,941
   #Solvay SA.........................................................  10,459   1,085,912
    Telenet Group Holding NV..........................................   8,126     357,888
    UCB SA............................................................  18,465     923,761
    Umicore SA........................................................  21,346     944,505
                                                                               -----------
TOTAL BELGIUM.........................................................          18,003,321
                                                                               -----------
CANADA -- (9.8%)
    Agnico-Eagle Mines, Ltd...........................................  28,299   1,241,900
    Agrium, Inc.......................................................  26,200   2,492,115
    Aimia, Inc........................................................  36,747     488,812
    Alamos Gold, Inc..................................................  16,200     253,940
    Alimentation Couche-Taro, Inc. Class B............................  19,700     933,091
    AltaGas, Ltd......................................................  16,500     513,337
   #ARC Resources, Ltd................................................  51,428   1,283,585
    Astral Media, Inc. Class A........................................   6,100     299,145
    Atco, Ltd. Class I................................................   4,600     338,057
  #*AuRico Gold, Inc..................................................  69,300     449,861
   #Bank of Montreal.................................................. 119,611   6,850,931
    Bank of Nova Scotia............................................... 191,127   9,977,064
   #Barrick Gold Corp................................................. 175,300   5,770,208
   #Baytex Energy Corp................................................  18,811     779,939
   #BCE, Inc..........................................................  43,873   1,867,178
   #Bell Aliant, Inc..................................................  14,509     360,971
    Bombardier, Inc. Class A..........................................  15,935      59,269
   #Bombardier, Inc. Class B.......................................... 252,900     910,374
   #Bonavista Energy Corp.............................................  25,198     458,054
   #Brookfield Asset Management, Inc. Class A.........................  78,039   2,647,342
   #Brookfield Office Properties, Inc.................................  33,037     564,974
    CAE, Inc..........................................................  39,436     397,565
    Cameco Corp.......................................................  73,876   1,546,987
   #Canadian Imperial Bank of Commerce................................  68,338   4,998,347
   #Canadian National Railway Co......................................  76,080   6,711,669
    Canadian National Resources, Ltd.................................. 188,509   5,141,069
   #Canadian Oil Sands, Ltd...........................................  79,447   1,598,684
    Canadian Pacific Railway, Ltd.....................................  31,800   2,584,652
   #Canadian Tire Corp. Class A.......................................  14,320     946,861
    Canadian Utilities, Ltd. Class A..................................  14,600   1,019,096
   #Canadian Western Bank.............................................  14,114     369,721
    Capital Power Corp................................................   5,746     123,302
   *Catamaran Corp....................................................  11,800   1,002,268
   *Celtic Exploration, Ltd...........................................  13,700     239,205
    Cenovus Energy, Inc............................................... 123,862   3,785,581
    Centerra Gold, Inc................................................  25,000     179,738
  #*CGI Group, Inc. Class A...........................................  36,000     848,262
   #CI Financial Corp.................................................  23,805     529,580
    Cogeco Cable, Inc.................................................   1,300      46,900
   #Crescent Point Energy Corp........................................  55,418   2,202,684
   #Dollarama, Inc....................................................  10,900     679,314
    Eldorado Gold Corp................................................ 124,500   1,346,986
    Emera, Inc........................................................   4,303     151,550
    Empire Co., Ltd. Class A..........................................   5,071     288,681
   #Enbridge, Inc..................................................... 105,780   4,327,819
   #Encana Corp....................................................... 129,379   2,882,113

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
   #Enerplus Corp.....................................................  37,596 $  528,222
    Ensign Energy Services, Inc.......................................  25,100    369,673
    Fairfax Financial Holdings, Ltd...................................   3,700  1,392,781
    Finning International, Inc........................................  27,200    624,907
    First Capital Realty, Inc.........................................  13,814    255,797
   *First Majestic Silver Corp........................................  14,200    230,519
   #First Quantum Minerals, Ltd.......................................  82,600  1,499,871
   #Fortis, Inc.......................................................  26,007    869,796
   #Franco-Nevada Corp................................................  13,725    669,793
    Genworth MI Canada, Inc...........................................   9,000    152,386
    George Weston, Ltd................................................   9,467    559,326
   *Gibson Energy, Inc................................................     400      8,276
    Gildan Activewear, Inc............................................  24,300    685,251
   #Goldcorp, Inc..................................................... 145,746  5,261,011
    Great-West Lifeco, Inc............................................  46,000    994,446
   #Husky Energy, Inc.................................................  61,200  1,520,160
    IAMGOLD Corp......................................................  78,400    875,585
    IGM Financial, Inc................................................  17,400    681,703
    Imperial Oil, Ltd.................................................  48,227  2,065,944
    Industrial Alliance Insurance & Financial Services, Inc...........  23,100    514,818
    Inmet Mining Corp.................................................  10,500    417,655
    Intact Financial Corp.............................................  23,500  1,511,442
  #*Ivanhoe Mines, Ltd................................................  46,919    395,339
    Jean Coutu Group PJC, Inc. Class A (The)..........................  16,500    236,760
   *Katanga Mining, Ltd...............................................   8,600      4,288
   #Keyera Corp.......................................................  13,100    591,352
    Kinross Gold Corp................................................. 203,279  1,698,637
   #Loblaw Cos., Ltd..................................................  24,880    808,039
   *Lundin Mining Corp................................................ 110,040    470,730
    Magna International, Inc..........................................  44,560  1,786,221
    Manitoba Telecom Services, Inc....................................   5,400    183,509
   #Manulife Financial Corp........................................... 336,771  3,616,716
  #*MEG Energy Corp...................................................  20,105    817,953
   #Methanex Corp.....................................................  18,580    510,054
   #Metro, Inc........................................................  19,001  1,054,401
   #National Bank of Canada...........................................  26,371  1,963,789
   *New Gold, Inc.....................................................  82,300    837,895
    Nexen, Inc........................................................ 103,427  2,627,831
  #*Niko Resources, Ltd...............................................   8,000    137,289
  #*NovaCopper, Inc...................................................   5,605     10,116
  #*NovaGold Resources, Inc...........................................  33,634    135,495
    Onex Corp.........................................................  17,694    673,461
   *Open Text Corp....................................................   9,100    411,149
  #*Osisko Mining Corp................................................  57,002    487,119
   #Pacific Rubiales Energy Corp......................................  46,819  1,059,304
   #Pan American Silver Corp..........................................  33,400    499,909
  #*Paramount Resources, Ltd. Class A.................................   8,900    239,795
   #Pembina Pipeline Corp.............................................  44,563  1,190,899
   #Pengrowth Energy Corp.............................................  83,253    530,475
   #Penn West Petroleum, Ltd..........................................  95,909  1,308,306
   #PetroBakken Energy, Ltd. Class A..................................  20,800    258,224
   #Petrominerales, Ltd...............................................   2,609     24,143
   #Peyto Exploration & Development Corp..............................  15,800    337,159
    Potash Corp. of Saskatchewan, Inc................................. 136,400  6,038,949
   *Precision Drilling Corp...........................................  51,894    412,937
    Progress Energy Resources Corp....................................  34,700    787,528
    Progressive Waste Solutions, Ltd..................................  20,742    415,729
   *Quebecor, Inc. Class B............................................   5,900    207,796
  #*Research In Motion, Ltd...........................................  88,001    630,052
   #Ritchie Brothers Auctioneers, Inc.................................  18,000    380,695
   #Rogers Communications, Inc. Class B...............................  69,000  2,704,682

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
CANADA -- (Continued)
   #Royal Bank of Canada.............................................. 243,989 $ 12,500,528
   #Saputo, Inc.......................................................  23,000      979,997
   #SEMAFO, Inc.......................................................  48,000      151,249
   #Shaw Communictions, Inc. Class B..................................  57,500    1,122,077
    ShawCor, Ltd. Class A.............................................   9,400      331,908
   #Shoppers Drug Mart Corp...........................................  38,100    1,570,958
    Silver Wheaton Corp...............................................  54,277    1,495,953
   #SNC-Lavalin Group, Inc............................................  24,400      962,521
   #Sun Life Financial, Inc........................................... 106,470    2,312,326
    Suncor Energy, Inc................................................ 293,779    8,981,666
   #Talisman Energy, Inc.............................................. 184,500    2,281,298
   #Teck Resources, Ltd. Class B...................................... 106,334    2,982,675
    Telus Corp........................................................   7,317      456,888
   #Telus Corp. Non-Voting............................................  26,490    1,624,769
   #Thomson Reuters Corp..............................................  73,750    2,091,489
    Tim Hortons, Inc..................................................  25,200    1,340,097
    TMX Group, Inc....................................................   8,000      394,875
   #Toronto Dominion Bank............................................. 160,784   12,653,012
   *Tourmaline Oil Corp...............................................  19,746      571,991
   #TransAlta Corp....................................................  38,100      594,570
   #TransCanada Corp.................................................. 121,388    5,528,035
   #Trican Well Service, Ltd..........................................  21,500      258,124
   #Trilogy Energy Corp...............................................  10,639      257,687
   *Uranium One, Inc.................................................. 111,500      254,609
  #*Valeant Pharmaceuticals International, Inc........................  47,572    2,267,479
   #Veresen, Inc......................................................  37,288      478,533
   #Vermilion Energy, Inc.............................................  13,520      630,264
    Viterra, Inc......................................................  86,140    1,379,477
    West Fraser Timber Co., Ltd.......................................  13,100      693,633
  #*Westport Innovations, Inc.........................................   4,650      175,178
    Yamana Gold, Inc.................................................. 135,044    2,002,397
                                                                               ------------
TOTAL CANADA..........................................................          209,989,131
                                                                               ------------
DENMARK -- (1.0%)
    A.P. Moeller-Maersk A.S. Series A.................................      86      565,430
    A.P. Moeller-Maersk A.S. Series B.................................     248    1,715,919
    Carlsberg A.S. Series B...........................................  20,780    1,679,628
    Chr. Hansen Holding A.S...........................................  10,776      307,461
    Coloplast A.S. Series B...........................................   3,540      670,293
   *Danske Bank A.S................................................... 113,699    1,685,464
    DSV A.S...........................................................  37,155      796,201
   *FLSmidth & Co. A.S................................................   9,370      562,801
    GN Store Nord A.S.................................................  39,910      475,413
    H. Lundbeck A.S...................................................  13,909      275,400
   *Jyske Bank A.S....................................................   1,122       30,022
    Novo-Nordisk A.S. Series B........................................  41,231    6,357,314
    Novo-Nordisk A.S. Sponsored ADR...................................  26,531    4,100,101
   #Novozymes A.S. Series B...........................................  36,685      901,879
    Rockwool International A.S. Series B..............................   1,012       88,799
    TDC A.S...........................................................  80,812      548,034
   *Topdanmark A.S....................................................   2,151      364,631
    Tryg A.S..........................................................   4,170      236,402
  #*Vestas Wind Systems A.S...........................................  34,835      166,126
   *William Demant Holding A.S........................................   3,260      307,550
                                                                               ------------
TOTAL DENMARK.........................................................           21,834,868
                                                                               ------------
FINLAND -- (0.6%)
    Elisa Oyj.........................................................  27,937      580,246
    Fortum Oyj........................................................  79,221    1,325,091
    Kesko Oyj Series B................................................  16,039      414,174
   #Kone Oyj Series B.................................................  25,477    1,577,885

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
                                                                        SHARES     VALUE++
                                                                        ------     -------
FINLAND -- (Continued)
    Metso Oyj.........................................................  22,848 $   830,327
   #Neste Oil Oyj.....................................................  25,438     268,373
   #Nokia Oyj......................................................... 473,826   1,137,337
   #Nokia Oyj Sponsored ADR........................................... 217,800     524,898
    Nokian Renkaat Oyj................................................  19,459     774,824
    Orion Oyj Series A................................................     616      12,097
    Orion Oyj Series B................................................  11,844     236,159
   #Pohjola Bank P.L.C. Series A......................................  30,352     351,856
    Sampo Oyj Series A................................................  81,440   2,156,863
    Stora Enso Oyj Series R........................................... 122,844     699,308
    Stora Enso Oyj Sponsored ADR......................................  12,000      67,920
    UPM-Kymmene Oyj................................................... 104,359   1,114,754
    UPM-Kymmene Oyj Sponsored ADR.....................................  13,000     138,190
    Wartsila OYJ Abp..................................................  28,873     864,557
                                                                               -----------
TOTAL FINLAND.........................................................          13,074,859
                                                                               -----------
FRANCE -- (7.1%)
    Accor SA..........................................................  28,309     939,445
    Aeroports de Paris SA.............................................   5,523     427,940
    Air Liquide SA....................................................  52,659   5,889,165
  #*Alcatel-Lucent SA................................................. 416,741     459,939
  #*Alcatel-Lucent SA Sponsored ADR................................... 128,100     140,910
    Alstom SA.........................................................  33,704   1,116,985
    Arkema SA.........................................................  10,097     743,224
    AtoS SA...........................................................   9,266     520,359
    AXA SA............................................................ 255,174   3,100,304
   #AXA SA Sponsored ADR..............................................  77,200     937,208
    bioMerieux SA.....................................................   1,600     136,118
    BNP Paribas SA.................................................... 178,731   6,602,299
    Bollore SA........................................................   1,184     263,655
    Bouygues SA.......................................................  37,004     931,954
    Bureau Veritas SA.................................................   8,846     780,877
    Cap Gemini SA.....................................................  30,659   1,118,737
    Carrefour SA...................................................... 103,795   1,857,288
    Casino Guichard Perrachon SA......................................  11,560     969,455
    CFAO SA...........................................................   1,893      89,432
    Christian Dior SA.................................................   8,889   1,227,511
    Cie de Saint-Gobain SA............................................  80,675   2,429,384
   *Cie Generale de Geophysique - Veritas SA..........................  14,006     400,899
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............  16,707     478,823
    Cie Generale des Etablissements Michelin SA Series B..............  34,625   2,352,661
   #Cie Generale D'Optique Essilor Intenational SA....................  34,094   2,967,656
    Ciments Francais SA...............................................   1,006      55,562
  #*CNP Assurances SA.................................................  31,347     330,234
   *Credit Agricole SA................................................ 196,386     839,381
    Danone SA.........................................................  96,347   5,856,329
    Danone SA Sponsored ADR...........................................  13,800     167,670
    Dassault Systemes SA..............................................   9,376     924,778
    Edenred SA........................................................  21,249     559,934
    Eiffage SA........................................................   7,936     209,804
    Electricite de France SA..........................................  46,951     972,644
    Eramet SA.........................................................     676      71,713
    Euler Hermes SA...................................................   2,795     173,910
    European Aeronautic Defence & Space Co. SA........................  72,187   2,590,359
    Eutelsat Communications SA........................................  19,401     585,752
   #Faurecia SA.......................................................   7,078     112,233
    France Telecom SA................................................. 289,590   3,877,949
   #France Telecom SA Sponsored ADR...................................  46,387     623,905
    GDF Suez SA....................................................... 236,345   5,274,086
   #Gemalto NV........................................................  15,169   1,159,136
    Groupe Eurotunnel SA.............................................. 106,001     753,035

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
FRANCE -- (Continued)
    Hermes International SA...........................................   8,085 $  2,199,344
    Iliad SA..........................................................   4,039      556,208
    Imerys SA.........................................................   6,518      328,100
    Ipsen SA..........................................................   2,070       49,052
    JCDecaux SA.......................................................  11,726      236,749
    Lafarge SA........................................................  41,357    1,895,953
    Lafarge SA Sponsored ADR..........................................   1,800       20,646
    Lagardere SCA.....................................................  29,051      783,503
    Legrand SA........................................................  39,073    1,251,799
    L'Oreal SA........................................................  40,988    4,914,528
    LVMH Moet Hennessy Louis Vuitton SA...............................  43,329    6,518,039
    M6 Metropole Television SA........................................   7,985      110,656
    Natixis SA........................................................ 172,057      428,797
   #Neopost SA........................................................   3,126      177,985
    Pernod-Ricard SA..................................................  35,070    3,768,834
  #*Peugeot SA........................................................  27,150      210,563
    PPR SA............................................................  14,032    2,098,042
    Publicis Groupe SA................................................  21,768    1,071,610
    Publicis Groupe SA ADR............................................   6,800       84,456
   #Remy Cointreau SA.................................................   3,381      399,001
    Renault SA........................................................  39,372    1,717,118
    Rexel SA..........................................................  25,264      422,206
    SA des Ciments Vicat..............................................   1,981       83,376
    Safran SA.........................................................  36,900    1,248,689
    Sanofi SA......................................................... 146,880   11,983,633
    Sanofi SA ADR..................................................... 100,912    4,101,064
    Schneider Electric SA.............................................  86,139    4,856,764
    SCOR SE...........................................................  41,542      984,418
    SEB SA............................................................   3,563      236,163
    SES SA............................................................  49,630    1,193,107
    Societe BIC SA....................................................   4,356      441,557
   *Societe Generale SA............................................... 139,219    3,064,366
    Sodexo SA.........................................................  15,034    1,134,154
    STMicroelectronics NV............................................. 160,669      861,989
    Suez Environnement SA.............................................  36,564      401,405
    Technip SA........................................................  12,840    1,347,881
    Technip SA ADR....................................................  14,400      378,720
    Thales SA.........................................................  17,227      538,695
    Total SA.......................................................... 229,954   10,595,470
   #Total SA Sponsored ADR............................................ 144,707    6,649,287
    Valeo SA..........................................................  16,826      720,865
    Vallourec SA......................................................  20,861      863,676
    Veolia Environnement SA...........................................  30,580      346,015
   #Veolia Environnement SA ADR.......................................  17,086      194,439
    Vinci SA..........................................................  77,548    3,283,949
    Vivendi SA........................................................ 241,457    4,579,395
    Zodiac Aerospace SA...............................................   5,909      576,232
                                                                               ------------
TOTAL FRANCE..........................................................          151,929,140
                                                                               ------------
GERMANY -- (6.2%)
    Adidas-Salomon AG.................................................  33,774    2,533,137
    Allianz SE........................................................  59,747    5,927,430
   #Allianz SE Sponsored ADR.......................................... 250,286    2,482,837
   #Axel Springer AG..................................................   8,985      401,062
    BASF SE........................................................... 144,624   10,558,265
    BASF SE Sponsored ADR.............................................   8,200      597,288
    Bayer AG.......................................................... 104,450    7,933,280
   #Bayer AG Sponsored ADR............................................  34,500    2,620,275
    Bayerische Motoren Werke AG.......................................  58,073    4,322,006
    Beiersdorf AG.....................................................  15,560    1,030,484
    Bilfinger Berger SE...............................................   8,723      715,010

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
GERMANY -- (Continued)
    Brenntag AG.......................................................   7,130 $    780,927
   *Celesio AG........................................................  17,682      321,662
   *Commerzbank AG.................................................... 800,074    1,239,865
    Continental AG....................................................  14,399    1,301,919
    Daimler AG........................................................ 168,780    8,409,572
    Deutsche Bank AG (5750355)........................................  39,758    1,207,084
   #Deutsche Bank AG (D18190898)...................................... 132,117    4,008,430
    Deutsche Boerse AG................................................  30,357    1,510,221
    Deutsche Lufthansa AG.............................................  48,197      605,836
    Deutsche Post AG.................................................. 156,892    2,816,737
    Deutsche Telekom AG............................................... 433,460    4,885,966
    Deutsche Telekom AG Sponsored ADR.................................  95,900    1,078,875
    E.ON AG........................................................... 280,753    5,975,008
   #E.ON AG Sponsored ADR.............................................  53,950    1,150,214
    Fielmann AG.......................................................   1,995      178,620
    Fraport AG........................................................   6,778      383,854
   #Fresenius Medical Care AG & Co. KGaA..............................  28,422    2,054,577
    Fresenius Medical Care AG & Co. KGaA ADR..........................   7,100      511,413
    Fresenius SE......................................................  19,501    2,076,631
    Fuchs Petrolub AG.................................................   2,017      101,299
    GEA Group AG......................................................  30,907      831,835
    Hannover Rueckversicherung AG.....................................  12,408      741,433
   #Heidelberger Zement AG............................................  28,462    1,318,809
    Henkel AG & Co. KGaA..............................................  21,267    1,256,330
   *Hochtief AG.......................................................   7,242      343,630
    Infineon Technologies AG.......................................... 185,460    1,347,615
    K+S AG............................................................  26,075    1,286,402
   *Kabel Deutschland Holding AG......................................  13,237      828,278
    Lanxess AG........................................................  17,822    1,235,618
    Linde AG..........................................................  29,582    4,399,765
    MAN SE............................................................  10,414      974,074
    Merck KGaA........................................................  11,099    1,116,266
   #Metro AG..........................................................  22,410      616,244
    MTU Aero Engines Holding AG.......................................   7,641      573,326
    Munchener Rueckversicherungs-Gesellschaft AG......................  33,301    4,718,509
    Puma SE...........................................................     790      221,156
   *QIAGEN NV.........................................................  43,656      777,539
    Rational AG.......................................................      10        2,285
    Rhoen-Klinikum AG.................................................  14,963      321,323
   #RWE AG............................................................  91,857    3,606,333
    Salzgitter AG.....................................................   8,602      312,739
    SAP AG............................................................ 105,883    6,719,673
   #SAP AG Sponsored ADR..............................................  47,850    3,031,776
   #SGL Carbon SE.....................................................   8,456      342,129
    Siemens AG........................................................  70,800    5,999,551
   #Siemens AG Sponsored ADR..........................................  67,650    5,729,278
    Software AG.......................................................   9,360      304,365
   #Suedzucker AG.....................................................  12,914      444,936
    Symrise AG........................................................  17,091      536,426
    ThyssenKrupp AG...................................................  77,834    1,426,890
    United Internet AG................................................  17,308      305,906
    Volkswagen AG.....................................................   5,844      928,971
   #Wacker Chemie AG..................................................   2,920      189,983
                                                                               ------------
TOTAL GERMANY.........................................................          132,509,177
                                                                               ------------
GREECE -- (0.0%)
   *Coca-Cola Hellenic Bottling Co. S.A...............................  27,952      489,766
    Hellenic Petroleum S.A............................................  15,660      102,399
   *National Bank of Greece S.A....................................... 110,958      172,740
    OPAP S.A..........................................................  31,172      187,312
                                                                               ------------
TOTAL GREECE..........................................................              952,217
                                                                               ------------

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
HONG KONG -- (2.3%)
    AAC Technologies Holdings, Inc....................................   118,000 $  342,446
    AIA Group, Ltd.................................................... 1,343,600  4,694,285
   #ASM Pacific Technology, Ltd.......................................    28,100    361,708
    Bank of East Asia, Ltd............................................   283,116    983,353
    BOC Hong Kong Holdings, Ltd.......................................   585,000  1,785,516
  #*Brightoil Petroleum Holdings, Ltd.................................   333,000     64,861
    Cafe de Coral Holdings, Ltd.......................................    20,000     57,370
    Cathay Pacific Airways, Ltd.......................................   241,000    396,893
    Cheung Kong Holdings, Ltd.........................................   245,600  3,210,172
    Cheung Kong Infrastructure Holdings, Ltd..........................    83,000    500,189
    Chow Sang Sang Holdings International, Ltd........................    56,000    113,862
   #CLP Holdings, Ltd.................................................   252,900  2,185,418
    Dah Sing Financial Holdings, Ltd..................................    17,200     54,764
  #*Esprit Holdings, Ltd..............................................   230,280    276,592
    First Pacific Co., Ltd............................................   328,400    369,272
  #*Foxconn International Holdings, Ltd...............................   318,000     94,714
  #*Galaxy Entertainment Group, Ltd...................................   184,000    439,765
   *Genting Hong Kong, Ltd............................................    83,000     25,717
   #Giordano International, Ltd.......................................   292,000    202,928
    Great Eagle Holdings, Ltd.........................................    60,743    153,112
   *G-Resources Group, Ltd............................................ 1,113,000     64,947
    Hang Lung Group, Ltd..............................................   163,000  1,082,547
   #Hang Lung Properties, Ltd.........................................   408,000  1,441,514
   #Hang Seng Bank, Ltd...............................................   119,200  1,652,180
    Henderson Land Development Co., Ltd...............................   184,623  1,069,949
    Hong Kong & China Gas Co., Ltd....................................   805,258  1,858,845
    Hong Kong & Shanghai Hotels, Ltd..................................   103,525    131,125
    Hong Kong Exchanges & Clearing, Ltd...............................   159,900  2,133,425
    Hopewell Holdings, Ltd............................................   133,000    384,832
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............   306,000    148,362
    Hutchison Whampoa, Ltd............................................   379,500  3,399,413
    Hysan Development Co., Ltd........................................    99,638    418,911
    Johnson Electric Holdings, Ltd....................................   273,500    159,791
    Kerry Properties, Ltd.............................................   139,393    634,644
    Kingston Financial Group, Ltd.....................................   822,000     82,377
    Li & Fung, Ltd....................................................   908,000  1,781,176
   #Lifestyle International Holdings, Ltd.............................    80,500    183,289
   *L'Occitane International SA.......................................    44,000    114,693
   #Luk Fook Holdings International, Ltd..............................    50,000    120,789
    Melco International Development, Ltd..............................    43,000     32,229
   *Mongolian Mining Corp.............................................   199,500    109,309
    MTR Corp..........................................................   249,040    871,034
    New World Development Co., Ltd....................................   764,164    970,706
    NWS Holdings, Ltd.................................................   289,655    441,615
    Orient Overseas International, Ltd................................    50,000    282,235
    Pacific Basin Shipping, Ltd.......................................   172,000     75,412
    PCCW, Ltd.........................................................   439,265    172,138
   #Power Assets Holdings, Ltd........................................   175,207  1,373,825
    Sands China, Ltd..................................................   385,600  1,128,626
    Shangri-La Asia, Ltd..............................................   255,655    502,029
   #Sino Land Co., Ltd................................................   591,377  1,003,323
    SJM Holdings, Ltd.................................................   263,000    466,329
    SmarTone Telecommunications Holdings, Ltd.........................    23,000     48,357
    Stella International Holdings, Ltd................................    44,500    110,822
    Sun Hung Kai Properties, Ltd......................................   243,710  3,021,037
    Techtronic Industries Co., Ltd....................................   214,000    287,855
    Television Broadcasts, Ltd........................................    52,000    370,981
    Texwinca Holdings, Ltd............................................    30,000     28,184
   *Trinity, Ltd......................................................   192,000    124,986
   #United Laboratories International Holdings, Ltd. (The)............   115,000     54,385
    VTech Holdings, Ltd...............................................    23,900    279,844

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd...............................................   254,609 $ 1,459,669
    Wheelock & Co., Ltd...............................................   173,000     673,934
    Wing Hang Bank, Ltd...............................................    27,500     250,786
   #Wynn Macau, Ltd...................................................   240,000     508,577
   #Xinyi Glass Holdings, Ltd.........................................   174,000      87,419
    Yue Yuen Industrial Holdings, Ltd.................................   117,000     352,490
                                                                                 -----------
TOTAL HONG KONG.......................................................            48,263,882
                                                                                 -----------
IRELAND -- (0.3%)
    CRH P.L.C. (0182704)..............................................    58,058   1,078,038
    CRH P.L.C. (4182249)..............................................    16,032     293,527
   #CRH P.L.C. Sponsored ADR..........................................    59,347   1,084,863
    Dragon Oil P.L.C..................................................    43,868     392,653
   *Elan Corp. P.L.C..................................................    23,476     273,801
   *Elan Corp. P.L.C. Sponsored ADR...................................    58,971     681,115
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................ 1,082,579     134,121
    Kerry Group P.L.C. Series A (0490656).............................    18,318     832,366
    Kerry Group P.L.C. Series A (4519579).............................     5,301     241,203
    Paddy Power P.L.C.................................................     2,578     173,784
   *Ryanair Holdings P.L.C............................................    33,520     163,696
                                                                                 -----------
TOTAL IRELAND.........................................................             5,349,167
                                                                                 -----------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd................................................     3,214      68,635
    Bank Hapoalim B.M.................................................   207,782     602,088
   *Bank Leumi Le-Israel B.M..........................................   253,776     572,158
    Bezeq Israeli Telecommunication Corp., Ltd........................   246,778     248,271
    Cellcom Israel, Ltd...............................................     6,551      36,593
    Delek Group, Ltd..................................................       390      51,752
    Elbit Systems, Ltd................................................     3,493     112,945
    Israel Chemicals, Ltd.............................................    78,347     927,494
   *Israel Discount Bank, Ltd. Series A...............................   132,967     124,011
   *Mellanox Technologies, Ltd........................................     1,275     136,687
    Migdal Insurance & Financial Holding, Ltd.........................    29,968      27,669
   *Mizrahi Tefahot Bank, Ltd.........................................    22,752     170,578
   *NICE Systems, Ltd. Sponsored ADR..................................    10,826     389,736
   *Partner Communications Co., Ltd...................................     8,183      26,960
    Partner Communications Co., Ltd. ADR..............................     3,525      11,668
    Paz Oil Co., Ltd..................................................        85       8,876
    Teva Pharmaceutical Industries, Ltd...............................     6,037     246,224
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR................   127,175   5,200,186
                                                                                 -----------
TOTAL ISRAEL..........................................................             8,962,531
                                                                                 -----------
ITALY -- (1.6%)
   #A2A SpA...........................................................   161,586      67,555
    Assicurazioni Generali SpA........................................   229,202   2,871,030
    Atlantia SpA......................................................    55,332     726,436
    Autogrill SpA.....................................................    14,553     117,470
  #*Banca Carige SpA..................................................   113,241      86,258
  #*Banca Monte Dei Paschi di Siena SpA............................... 1,177,714     260,238
    Banca Popolare dell'Emilia Romagna Scarl..........................     5,071      22,045
   *Banco Popolare Scarl..............................................   114,684     133,552
    Davide Campari - Milano SpA.......................................    51,808     356,992
    Enel SpA..........................................................   944,892   2,698,400
    Eni SpA...........................................................   284,384   5,864,099
   #Eni SpA Sponsored ADR.............................................    67,664   2,790,463
    Fiat Industrial SpA...............................................   127,002   1,244,289
   *Fiat SpA..........................................................   177,182     868,266
  #*Fiat SpA Sponsored ADR............................................     7,000      34,580
  #*Finmeccanica SpA..................................................    73,984     270,324

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
ITALY -- (Continued)
    Intesa Sanpaolo SpA............................................... 1,780,672 $ 2,250,891
    Intesa Sanpaolo SpA Sponsored ADR.................................    13,601     101,871
    Lottomatica Group SpA.............................................     9,353     183,191
    Luxottica Group SpA...............................................    17,806     610,446
   #Mediaset SpA......................................................   115,612     201,512
    Mediobanca SpA....................................................   101,189     347,938
    Mediolanum SpA....................................................    29,155      96,314
    Parmalat SpA......................................................   115,999     218,725
   #Pirelli & C. SpA..................................................    45,094     455,385
    Prysmian SpA......................................................    33,580     537,859
    Saipem SpA........................................................    47,007   2,160,379
    Snam SpA..........................................................   229,326     921,856
    Telecom Italia SpA................................................   985,410     802,151
    Telecom Italia SpA Sponsored ADR..................................    80,065     650,128
   #Tenaris SA ADR....................................................    40,641   1,555,737
    Terna Rete Elettrica Nazionale SpA................................   169,541     565,806
   #Tod's SpA.........................................................     2,308     211,758
   *UniCredit SpA.....................................................   737,378   2,498,352
    Unione di Banche Italiane ScpA....................................   189,326     548,320
                                                                                 -----------
TOTAL ITALY...........................................................            33,330,616
                                                                                 -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)...............................................    81,000     304,872
   #ABC-Mart, Inc.....................................................     4,700     189,421
    Advantest Corp....................................................     9,840     124,866
   #Advantest Corp. ADR...............................................    10,000     126,600
   #Aeon Co., Ltd.....................................................   110,100   1,325,677
    Aeon Mall Co., Ltd................................................     8,680     207,611
    Air Water, Inc....................................................    29,000     348,787
    Aisin Seiki Co., Ltd..............................................    30,300     921,042
    Ajinomoto Co., Inc................................................   106,000   1,501,469
    Alfresa Holdings Corp.............................................     8,700     462,469
    All Nippon Airways Co., Ltd.......................................   123,000     284,130
    Alps Electric Co., Ltd............................................    34,300     204,268
    Amada Co., Ltd....................................................    76,000     399,654
    Anritsu Corp......................................................    18,000     222,469
    Aozora Bank, Ltd..................................................    85,000     194,748
    Asahi Glass Co., Ltd..............................................   167,000     980,442
    Asahi Group Holdings, Ltd.........................................    63,100   1,416,429
    Asahi Kasei Corp..................................................   222,000   1,176,630
    Asatsu-DK, Inc....................................................     2,700      77,160
    Asics Corp........................................................    23,000     269,205
    Astellas Pharma, Inc..............................................    74,455   3,537,033
    Autobacs Seven Co., Ltd...........................................     3,300     162,423
    Awa Bank, Ltd. (The)..............................................    39,000     239,480
    Azbil Corp........................................................     7,400     149,677
    Bank of Kyoto, Ltd. (The).........................................    76,000     555,841
    Bank of Yokohama, Ltd. (The)......................................   265,000   1,200,196
    Benesse Holdings, Inc.............................................     9,700     457,836
    Bridgestone Corp..................................................   110,800   2,495,664
    Brother Industries, Ltd...........................................    37,300     344,564
  #*Calbee, Inc.......................................................     2,000     139,249
    Calsonic Kansei Corp..............................................    34,000     165,674
    Canon Marketing Japan, Inc........................................    18,400     247,747
    Canon, Inc........................................................   110,000   3,673,249
   #Canon, Inc. Sponsored ADR.........................................    81,604   2,729,654
   #Capcom Co., Ltd...................................................     6,900     140,341
   #Casio Computer Co., Ltd...........................................    35,900     235,969
    Central Japan Railway Co., Ltd....................................       216   1,784,539
    Century Tokyo Leasing Corp........................................    10,000     173,374
    Chiba Bank, Ltd. (The)............................................   166,000     967,001

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Chiyoda Corp......................................................  23,000 $  298,719
    Chubu Electric Power Co., Ltd.....................................  93,400    996,316
    Chugai Pharmaceutical Co., Ltd....................................  40,700    782,717
    Chugoku Bank, Ltd. (The)..........................................  34,000    432,940
    Chugoku Electric Power Co., Ltd. (The)............................  37,200    474,152
    Chuo Mitsui Trust Holdings, Inc................................... 576,210  1,645,789
    Citizen Holdings Co., Ltd.........................................  56,700    313,260
    Coca-Cola West Co., Ltd...........................................  13,100    224,191
    COMSYS Holdings Corp..............................................  32,300    402,582
    Cosmo Oil Co., Ltd................................................ 128,000    279,142
    Credit Saison Co., Ltd............................................  33,300    755,095
    Dai Nippon Printing Co., Ltd...................................... 111,000    843,663
    Daicel Corp.......................................................  65,000    389,031
    Daido Steel Co., Ltd..............................................  37,000    208,748
    Daihatsu Motor Co., Ltd...........................................  27,000    451,217
    Dai-ichi Life Insurance Co., Ltd. (The)...........................   1,627  1,705,493
    Daiichi Sankyo Co., Ltd........................................... 114,746  1,888,357
    Daikin Industries, Ltd............................................  40,300  1,094,812
    Dainippon Screen Manufacturing Co., Ltd...........................  35,000    233,800
   #Dainippon Sumitomo Pharma Co., Ltd................................  23,000    254,016
    Daito Trust Construction Co., Ltd.................................  11,200  1,076,318
    Daiwa House Industry Co., Ltd.....................................  93,000  1,321,215
    Daiwa Securities Group, Inc....................................... 339,000  1,263,467
    DeNa Co., Ltd.....................................................  15,000    324,997
    Denki Kagaku Kogyo K.K............................................  71,000    233,787
    Denso Corp........................................................  77,700  2,475,516
    Dentsu, Inc.......................................................  28,500    756,547
    DIC Corp.......................................................... 158,000    271,810
   #Disco Corp........................................................   3,800    199,583
    Don Quijote Co., Ltd..............................................   8,500    283,565
    Dowa Holdings Co., Ltd............................................  33,200    203,601
    East Japan Railway Co.............................................  47,600  3,044,822
   *Ebara Corp........................................................  84,000    315,608
    Eisai Co., Ltd....................................................  43,300  1,916,167
    Electric Power Development Co., Ltd...............................  16,900    397,526
    Exedy Corp........................................................   5,600    111,639
    Ezaki Glico Co., Ltd..............................................  10,000    115,310
   #FamilyMart Co., Ltd...............................................  10,800    511,085
    FANUC Corp........................................................  32,600  5,033,061
    Fast Retailing Co., Ltd...........................................   8,700  1,786,749
    FP Corp...........................................................     800     55,593
    Fuji Electric Co., Ltd............................................ 107,000    235,925
    Fuji Heavy Industries, Ltd........................................ 101,286    750,781
    Fuji Media Holdings, Inc..........................................      76    129,300
    FUJIFILM Holdings Corp............................................  83,700  1,494,900
   *Fujitsu, Ltd...................................................... 306,440  1,202,181
    Fukuoka Financial Group, Inc...................................... 146,000    532,417
    Fukuyama Transporting Co., Ltd....................................  29,000    162,218
   *Furukawa Electric Co., Ltd........................................ 113,000    234,245
    Glory, Ltd........................................................   6,200    128,293
   #GS Yuasa Corp.....................................................  47,000    186,181
    Gunma Bank, Ltd. (The)............................................  80,000    388,938
    H2O Retailing Corp................................................  15,000    154,064
    Hachijuni Bank, Ltd. (The)........................................  83,000    440,394
    Hakuhodo DY Holdings, Inc.........................................   4,720    310,824
    Hamamatsu Photonics K.K...........................................   9,400    328,440
   #Hankyu Hanshin Holdings, Inc...................................... 219,000  1,172,896
    Heiwa Corp........................................................   6,700    121,054
    Hikari Tsushin, Inc...............................................   3,800    181,248
    Hino Motors, Ltd..................................................  37,000    255,691
   #Hirose Electric Co., Ltd..........................................   5,000    477,067

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The)........................................ 100,000 $  329,349
    Hisamitsu Pharmaceutical Co., Inc.................................   8,700    437,915
    Hitachi Capital Corp..............................................  12,600    228,608
   *Hitachi Chemical Co., Ltd.........................................  19,900    302,272
   #Hitachi Construction Machinery Co., Ltd...........................  17,500    312,822
    Hitachi High-Technologies Corp....................................  10,665    265,450
   #Hitachi Metals, Ltd...............................................  25,000    273,627
    Hitachi Transport System, Ltd.....................................   8,415    154,354
    Hitachi, Ltd...................................................... 427,000  2,517,355
   #Hitachi, Ltd. ADR.................................................  34,892  2,053,394
    Hokkaido Electric Power Co., Inc..................................  25,000    229,681
    Hokuhoku Financial Group, Inc..................................... 250,000    362,530
    Hokuriku Electric Power Co., Inc..................................  22,200    225,776
    Honda Motor Co., Ltd.............................................. 132,200  4,202,678
   #Honda Motor Co., Ltd. Sponsored ADR............................... 141,423  4,454,824
    Horiba, Ltd.......................................................   3,800    134,137
    Hoshizaki Electric Co., Ltd.......................................   8,900    228,519
    House Foods Corp..................................................  11,500    191,775
    Hoya Corp.........................................................  74,900  1,661,346
   *Hulic Co., Ltd....................................................  13,500     70,673
   *Ibiden Co., Ltd...................................................  21,600    350,088
    Idemitsu Kosan Co., Ltd...........................................   4,700    393,690
    IHI Corp.......................................................... 221,000    470,342
    Inpex Corp........................................................     412  2,289,221
    Isetan Mitsukoshi Holdings, Ltd...................................  74,080    779,899
    Isuzu Motors, Ltd................................................. 214,000  1,090,988
    Ito En, Ltd.......................................................   5,600    106,351
    ITOCHU Corp....................................................... 270,400  2,799,127
    Itochu Techno-Solutions Corp......................................   4,200    217,183
    Iyo Bank, Ltd. (The)..............................................  52,000    400,510
    Izumi Co., Ltd....................................................   5,000    100,605
    J. Front Retailing Co., Ltd.......................................  99,800    494,488
    Japan Petroleum Exploration Co., Ltd..............................   3,200    119,962
    Japan Steel Works, Ltd. (The).....................................  45,000    244,782
    Japan Tobacco, Inc................................................ 150,600  4,731,037
    JFE Holdings, Inc.................................................  88,200  1,156,153
    JGC Corp..........................................................  37,000  1,130,831
    Joyo Bank, Ltd. (The)............................................. 129,000    574,817
    JSR Corp..........................................................  31,100    547,424
    JTEKT Corp........................................................  38,960    342,019
    Jupiter Telecommunications Co., Ltd...............................     334    333,350
    JX Holdings, Inc.................................................. 393,770  1,892,787
    Kagome Co., Ltd...................................................  11,100    246,494
    Kagoshima Bank, Ltd. (The)........................................  13,000     78,162
    Kajima Corp....................................................... 159,000    454,755
    Kakaku.com, Inc...................................................   3,600    114,552
    Kamigumi Co., Ltd.................................................  53,000    425,030
    Kaneka Corp.......................................................  56,000    288,012
    Kansai Electric Power Co., Inc.................................... 103,100    773,452
    Kansai Paint Co., Ltd.............................................  31,000    323,576
    Kao Corp..........................................................  87,500  2,364,819
    Kawasaki Heavy Industries, Ltd.................................... 247,000    586,502
  #*Kawasaki Kisen Kaisha, Ltd........................................ 180,000    272,594
    KDDI Corp.........................................................     409  2,816,046
   #Keihan Electric Railway Co., Ltd..................................  79,000    374,406
    Keikyu Corp.......................................................  61,000    569,124
    Keio Corp.........................................................  83,000    609,474
    Keisei Electric Railway Co., Ltd..................................  39,000    351,994
    Keiyo Bank, Ltd. (The)............................................  21,000     94,128
    Kewpie Corp.......................................................  16,300    240,957
    Keyence Corp......................................................   7,651  1,905,565

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Kikkoman Corp.....................................................    26,000 $  326,276
    Kinden Corp.......................................................    35,000    235,347
   #Kintetsu Corp.....................................................   199,280    790,871
    Kirin Holdings Co., Ltd...........................................   147,000  1,667,421
    Kobayashi Pharmaceutical Co., Ltd.................................     2,700    140,791
    Kobe Steel, Ltd...................................................   464,000    433,771
    Koito Manufacturing Co., Ltd......................................    14,000    176,825
    Komatsu, Ltd......................................................   158,800  3,522,860
    Komeri Co., Ltd...................................................     5,000    124,919
    Konami Co., Ltd...................................................    10,400    221,666
    Konami Corp. ADR..................................................     3,500     74,725
    Konica Minolta Holdings, Inc......................................   106,000    747,427
    Kose Corp.........................................................     3,690     86,428
   #K's Holdings Corp.................................................    10,139    330,157
    Kubota Corp.......................................................   149,000  1,408,692
    Kubota Corp. Sponsored ADR........................................     9,951    468,891
    Kuraray Co., Ltd..................................................    62,800    735,051
    Kurita Water Industries, Ltd......................................    18,700    420,610
   #KYB Co., Ltd......................................................    14,000     59,584
    Kyocera Corp......................................................    16,500  1,305,517
   #Kyocera Corp. Sponsored ADR.......................................    10,829    864,371
    KYORIN Holdings, Inc..............................................     5,400    117,689
    Kyowa Hakko Kirin Co., Ltd........................................    45,000    500,520
    Kyushu Electric Power Co., Inc....................................    57,400    448,278
    Lawson, Inc.......................................................     9,300    667,985
    Lintec Corp.......................................................     7,200    130,475
   #Lion Corp.........................................................    34,000    188,385
    LIXIL Group Corp..................................................    50,140  1,047,892
    M3, Inc...........................................................        46    238,996
    Mabuchi Motor Co., Ltd............................................     3,400    131,853
   #Makita Corp.......................................................    16,500    551,349
   #Makita Corp. Sponsored ADR........................................     1,630     54,915
   #Marubeni Corp.....................................................   283,000  1,887,744
    Marui Group Co., Ltd..............................................    53,900    393,952
    Maruichi Steel Tube, Ltd..........................................    11,700    227,245
    Matsui Securities Co., Ltd........................................     9,700     56,864
   *Mazda Motor Corp..................................................   476,000    570,876
   *McDonald's Holdings Co. Japan, Ltd................................     9,000    260,145
    Medipal Holdings Corp.............................................    34,300    493,397
    Meiji Holdings Co., Ltd...........................................    12,256    559,647
    Minebea Co., Ltd..................................................    45,000    157,217
    Miraca Holdings, Inc..............................................     9,200    390,949
    Misumi Group, Inc.................................................    10,000    242,240
    Mitsubishi Chemical Holdings Corp.................................   292,490  1,234,320
    Mitsubishi Corp...................................................   261,500  5,174,743
    Mitsubishi Electric Corp..........................................   329,000  2,607,104
    Mitsubishi Estate Co., Ltd........................................   211,000  3,779,146
    Mitsubishi Gas Chemical Co., Inc..................................    72,000    412,863
    Mitsubishi Heavy Industries, Ltd..................................   527,000  2,127,892
    Mitsubishi Logistics Corp.........................................    33,000    348,479
    Mitsubishi Materials Corp.........................................   203,000    559,547
   *Mitsubishi Motors Corp............................................   542,000    516,779
    Mitsubishi Shokuhin Co., Ltd......................................     1,100     25,253
    Mitsubishi Tanabe Pharma Corp.....................................    40,400    616,584
    Mitsubishi UFJ Financial Group, Inc...............................   917,072  4,446,918
    Mitsubishi UFJ Financial Group, Inc. ADR.......................... 1,455,897  7,075,659
    Mitsubishi UFJ Lease & Finance Co., Ltd...........................     2,000     79,827
    Mitsui & Co., Ltd.................................................   250,600  3,700,525
    Mitsui & Co., Ltd. Sponsored ADR..................................     2,745    807,030
    Mitsui Chemicals, Inc.............................................   166,000    372,039
    Mitsui Fudosan Co., Ltd...........................................   143,000  2,755,230

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
   *Mitsui Mining & Smelting Co., Ltd.................................   148,000 $  304,973
   #Mitsui O.S.K. Lines, Ltd..........................................   235,000    709,218
    Mizuho Financial Group, Inc....................................... 3,473,805  5,721,199
   #Mizuho Financial Group, Inc. ADR..................................   312,894  1,060,711
    Mochida Pharmaceutical Co., Ltd...................................     8,000     95,685
    MS&AD Insurance Group Holdings, Inc...............................   105,895  1,712,587
    Murata Manufacturing Co., Ltd.....................................    34,300  1,707,580
    Nabtesco Corp.....................................................    15,000    327,335
    Nagase & Co., Ltd.................................................    27,100    312,043
    Nagoya Railroad Co., Ltd..........................................   166,000    449,033
    Namco Bandai Holdings, Inc........................................    28,900    415,049
    Nankai Electric Railway Co., Ltd..................................    66,000    292,702
    Nanto Bank, Ltd. (The)............................................    41,000    173,256
  #*NEC Corp..........................................................   505,546    673,472
    Net One Systems Co., Ltd..........................................     8,800    124,732
    NGK Insulators, Ltd...............................................    39,000    447,602
    NGK Spark Plug Co., Ltd...........................................    28,000    324,144
    NHK Spring Co., Ltd...............................................    23,000    240,947
    Nichirei Corp.....................................................    34,000    172,436
    Nidec Corp........................................................    12,500    984,206
   #Nidec Corp. ADR...................................................    26,554    519,396
    Nifco, Inc........................................................     2,700     59,978
    Nikon Corp........................................................    59,500  1,643,067
    Nintendo Co., Ltd.................................................    18,400  2,046,832
    Nippon Electric Glass Co., Ltd....................................    71,500    376,402
    Nippon Express Co., Ltd...........................................   174,000    708,509
    Nippon Kayaku Co., Ltd............................................    33,000    317,645
    Nippon Meat Packers, Inc..........................................    39,000    509,614
    Nippon Paint Co., Ltd.............................................    39,000    321,268
   #Nippon Paper Group, Inc...........................................    23,100    292,158
    Nippon Shokubai Co., Ltd..........................................    23,000    279,810
    Nippon Steel Corp.................................................   938,000  1,871,690
    Nippon Telegraph & Telephone Corp.................................    51,800  2,404,530
    Nippon Telegraph & Telephone Corp. ADR............................    20,771    481,472
    Nippon Television Network Corp....................................     1,310    200,534
    Nippon Yusen K.K..................................................   299,000    661,619
    Nipro Corp........................................................    10,000     55,162
    Nishi-Nippon Bank, Ltd............................................   132,000    288,546
    Nishi-Nippon Railroad Co., Ltd....................................    41,000    177,991
    Nissan Chemical Industries, Ltd...................................    15,000    157,340
    Nissan Motor Co., Ltd.............................................   424,300  3,989,360
    Nissan Shatai Co., Ltd............................................    17,000    186,127
    Nisshin Seifun Group, Inc.........................................    40,000    476,318
    Nisshin Steel Co., Ltd............................................   117,000    128,737
    Nisshinbo Holdings, Inc...........................................    29,000    189,835
    Nissin Foods Holdings Co., Ltd....................................    10,000    382,063
    Nitori Holdings Co., Ltd..........................................     5,350    500,216
    Nitto Denko Corp..................................................    24,900  1,069,790
    NKSJ Holdings, Inc................................................    71,850  1,369,567
    NOK Corp..........................................................    17,880    341,906
    Nomura Holdings, Inc..............................................   311,400  1,090,396
   #Nomura Holdings, Inc. ADR.........................................   348,997  1,214,510
    Nomura Real Estate Holdings, Inc..................................    22,300    411,822
   #Nomura Research Institute, Ltd....................................    13,600    280,935
    NSK, Ltd..........................................................    89,000    537,712
   *NTN Corp..........................................................    93,000    249,437
    NTT Data Corp.....................................................       210    634,309
    NTT DOCOMO, Inc...................................................     2,035  3,401,655
   #NTT DOCOMO, Inc. Sponsored ADR....................................    51,866    866,162
    Obayashi Corp.....................................................   121,000    549,288
    Obic Co., Ltd.....................................................     1,000    202,884

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Odakyu Electric Railway Co., Ltd..................................  79,000 $  810,186
    OJI Paper Co., Ltd................................................ 168,000    559,488
   *Olympus Corp......................................................  31,200    584,284
   #Omron Corp........................................................  34,900    694,942
   #Ono Pharmaceutical Co., Ltd.......................................  11,400    719,619
    Onward Holdings Co., Ltd..........................................  18,000    134,577
    Oracle Corp. Japan................................................   5,300    237,246
    Oriental Land Co., Ltd............................................   7,600    945,489
    Osaka Gas Co., Ltd................................................ 256,000  1,048,904
  #*Osaka Securities Exchange Co., Ltd................................      12     70,888
   #Osaka Titanium Technologies Co., Ltd..............................   2,500     73,516
    OSG Corp..........................................................   9,900    134,290
    Otsuka Corp.......................................................   3,700    325,100
   *Otsuka Holdings Co., Ltd..........................................  55,700  1,696,101
    Pacific Metals Co., Ltd...........................................  19,000     67,438
    Panasonic Corp.................................................... 275,788  1,908,826
    Panasonic Corp. Sponsored ADR..................................... 108,991    754,218
    Park24 Co., Ltd...................................................  18,900    288,711
  #*Pioneer Electronic Corp...........................................  43,200    118,074
    Pola Orbis Holdings, Inc..........................................   5,200    169,287
   *Rakuten, Inc......................................................  94,400    939,197
  #*Renesas Electronics Corp..........................................   9,900     32,954
    Rengo Co., Ltd....................................................  44,000    242,084
    Resona Holdings, Inc.............................................. 352,400  1,434,733
   #Ricoh Co., Ltd.................................................... 146,000    998,183
   #Rinnai Corp.......................................................   5,500    354,085
    Rohm Co., Ltd.....................................................  17,900    642,458
    Rohto Pharmaceutical Co., Ltd.....................................  11,000    148,734
    Ryohin Keikaku Co., Ltd...........................................   3,400    183,702
    Sankyo Co., Ltd...................................................  10,000    495,657
    Sankyu, Inc.......................................................   7,000     26,189
   #Sanrio Co., Ltd...................................................   5,500    189,656
    Santen Pharmaceutical Co., Ltd....................................  10,100    429,678
    Sapporo Holdings, Ltd.............................................  31,000     97,503
   #Sawai Pharmaceutical Co., Ltd.....................................   2,200    239,722
   #SBI Holdings, Inc.................................................   5,295    357,530
    SCSK Corp.........................................................   7,500    101,360
    Secom Co., Ltd....................................................  33,600  1,554,485
    Sega Sammy Holdings, Inc..........................................  36,248    772,407
   #Seiko Epson Corp..................................................  26,700    212,500
    Seino Holdings Co., Ltd...........................................  43,000    289,962
    Sekisui Chemical Co., Ltd.........................................  80,000    679,676
   #Sekisui House, Ltd................................................ 119,560  1,142,492
    Senshu Ikeda Holdings, Inc........................................  34,820    177,968
    Seven & I Holdings Co., Ltd....................................... 128,276  4,059,759
   #Sharp Corp........................................................ 204,000    697,866
    Shiga Bank, Ltd...................................................  47,000    257,318
    Shikoku Electric Power Co., Inc...................................  24,200    373,016
    Shimadzu Corp.....................................................  55,000    448,679
    Shimamura Co., Ltd................................................   3,600    417,812
   #Shimano, Inc......................................................  10,700    710,549
    Shimizu Corp...................................................... 118,000    367,520
    Shin-Etsu Chemical Co., Ltd.......................................  68,900  3,477,991
    Shinsei Bank, Ltd................................................. 299,000    336,856
    Shionogi & Co., Ltd...............................................  58,000    826,144
   #Shiseido Co., Ltd.................................................  53,500    765,677
    Shizuoka Bank, Ltd................................................ 112,000  1,127,169
   #Showa Denko K.K................................................... 251,000    452,216
    Showa Shell Sekiyu K.K............................................  44,800    243,073
    SKY Perfect JSAT Holdings, Inc....................................     293    122,068
    SMC Corp..........................................................   9,000  1,511,924

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Softbank Corp..................................................... 147,600 $5,631,502
    Sojitz Corp....................................................... 274,900    426,180
   #Sony Corp......................................................... 115,800  1,408,117
   #Sony Corp. Sponsored ADR..........................................  74,848    909,403
   #Sony Financial Holdings, Inc......................................  29,400    468,921
    Sotetsu Holdings, Inc.............................................  73,000    245,886
    Square Enix Holdings Co., Ltd.....................................   7,600    117,260
    Stanley Electric Co., Ltd.........................................  25,000    367,482
  #*Start Today Co., Ltd..............................................  10,500    138,932
    Sugi Holdings Co., Ltd............................................   3,800    126,376
   *Sumco Corp........................................................  16,700    126,661
    Sumitomo Bakelite Co., Ltd........................................  33,000    136,476
    Sumitomo Chemical Co., Ltd........................................ 275,000    761,849
    Sumitomo Corp..................................................... 202,300  2,834,039
    Sumitomo Electric Industries, Ltd................................. 139,000  1,634,565
    Sumitomo Forestry Co., Ltd........................................  21,600    186,139
    Sumitomo Heavy Industries, Ltd.................................... 115,000    460,822
    Sumitomo Metal Industries, Ltd.................................... 572,000    838,448
   *Sumitomo Metal Mining Co., Ltd....................................  92,000    982,649
    Sumitomo Mitsui Financial Group, Inc.............................. 247,340  7,789,060
   #Sumitomo Realty & Development Co., Ltd............................  59,000  1,468,130
    Sumitomo Rubber Industries, Ltd...................................  27,600    331,010
    Sundrug Co., Ltd..................................................   3,600    125,194
   #Suruga Bank, Ltd..................................................  35,000    369,518
    Suzuken Co., Ltd..................................................  13,980    501,071
    Suzuki Motor Corp.................................................  59,200  1,081,668
    Sysmex Corp.......................................................  10,900    474,773
    T&D Holdings, Inc................................................. 102,400  1,040,920
    Taiheiyo Cement Corp.............................................. 158,000    347,248
    Taisei Corp....................................................... 183,000    503,086
    Taisho Pharmaceutical Holdings Co., Ltd...........................   6,400    510,661
    Taiyo Nippon Sanso Corp...........................................  50,000    279,798
    Takashimaya Co., Ltd..............................................  64,000    466,397
   #Takata Corp.......................................................   6,800    135,325
    Takeda Pharmaceutical Co., Ltd.................................... 131,100  6,021,381
   #TDK Corp..........................................................  19,600    743,402
    TDK Corp. Sponsored ADR...........................................   1,900     72,219
    Teijin, Ltd....................................................... 170,000    497,214
    Terumo Corp.......................................................  29,000  1,184,492
    THK Co., Ltd......................................................  20,000    353,636
    Tobu Railway Co., Ltd............................................. 131,000    707,759
    Toho Co., Ltd.....................................................  18,200    326,035
   #Toho Gas Co., Ltd.................................................  63,000    378,801
    Toho Holdings Co., Ltd............................................   7,100    139,290
   *Tohuku Electric Power Co., Inc....................................  58,700    378,666
    Tokai Rika Co., Ltd...............................................  15,700    242,587
    Tokio Marine Holdings, Inc........................................ 126,400  2,896,098
    Tokio Marine Holdings, Inc. ADR...................................   4,182     94,722
    Tokyo Broadcasting System, Inc....................................  13,600    156,380
   *Tokyo Electric Power Co., Inc..................................... 186,900    310,776
    Tokyo Electron, Ltd...............................................  29,100  1,351,248
    Tokyo Gas Co., Ltd................................................ 338,000  1,742,213
   *Tokyo Tatemono Co., Ltd...........................................  94,039    346,448
    Tokyu Corp........................................................ 143,000    685,630
    Tokyu Land Corp................................................... 100,000    504,365
   #TonenGeneral Sekiyu K.K...........................................  37,000    302,766
    Toppan Printing Co., Ltd.......................................... 113,000    700,063
    Toray Industries, Inc............................................. 256,000  1,602,655
    Toshiba Corp...................................................... 688,000  2,278,602
    Tosoh Corp........................................................  94,000    230,919
    TOTO, Ltd.........................................................  46,000    340,900

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
JAPAN -- (Continued)
    Toyo Seikan Kaisha, Ltd...........................................  34,700 $    407,492
    Toyo Suisan Kaisha, Ltd...........................................  20,000      480,247
    Toyobo Co., Ltd...................................................  77,000       97,074
    Toyoda Gosei Co., Ltd.............................................  14,300      292,350
   #Toyota Boshoku Corp...............................................   9,300      104,118
    Toyota Motor Corp................................................. 301,800   11,539,872
    Toyota Motor Corp. Sponsored ADR..................................  81,782    6,257,141
    Toyota Tsusho Corp................................................  38,581      713,361
    Trend Micro, Inc..................................................  13,800      409,169
    Trend Micro, Inc. Sponsored ADR...................................     777       23,061
    TSUMURA & CO......................................................   7,400      208,132
    Tsuruha Holdings, Inc.............................................   2,200      142,247
   *Ube Industries, Ltd............................................... 164,000      357,596
    Uni-Charm Corp....................................................  18,300    1,008,202
    UNY Co., Ltd......................................................  44,100      396,921
    Ushio, Inc........................................................  17,100      215,496
    USS Co., Ltd......................................................   3,260      350,830
    Wacoal Corp.......................................................  27,000      322,061
    West Japan Railway Co.............................................  22,500      970,427
   #Yahoo Japan Corp..................................................   2,317      842,304
   #Yakult Honsha Co., Ltd............................................  13,700      529,666
   *Yamada Denki Co., Ltd.............................................  16,600      860,318
    Yamaguchi Financial Group, Inc....................................  48,000      404,466
    Yamaha Corp.......................................................  30,200      290,375
    Yamaha Motor Co., Ltd.............................................  50,100      423,155
    Yamato Holdings Co., Ltd..........................................  73,700    1,206,589
    Yamato Kogyo Co., Ltd.............................................   7,600      214,269
    Yamazaki Baking Co., Ltd..........................................  24,000      334,553
    Yaskawa Electric Corp.............................................  34,000      243,656
    Yokogawa Electric Corp............................................  27,000      276,621
    Yokohama Rubber Co., Ltd..........................................  44,000      304,255
   #Zensho Co., Ltd...................................................   6,000       76,742
    Zeon Corp.........................................................  27,000      221,170
                                                                               ------------
TOTAL JAPAN...........................................................          361,903,662
                                                                               ------------
NETHERLANDS -- (2.1%)
    Aegon NV.......................................................... 330,862    1,501,914
    Akzo Nobel NV.....................................................  43,066    2,324,466
    Akzo Nobel NV Sponsored ADR.......................................   5,988      107,065
    ArcelorMittal NV.................................................. 153,265    2,439,967
   #ArcelorMittal NV ADR..............................................   5,700       90,630
    ASML Holding NV...................................................  67,193    3,880,895
   *DE Master Blenders 1753 NV........................................ 103,999    1,205,264
    Delta Lloyd NV....................................................  19,438      253,475
    Fugro NV..........................................................  11,112      727,153
    Heineken NV.......................................................  41,178    2,231,031
   *ING Groep NV...................................................... 360,618    2,372,296
  #*ING Groep NV Sponsored ADR........................................ 345,739    2,274,963
    Koninklijke Ahold NV.............................................. 185,337    2,255,983
    Koninklijke Ahold NV ADR..........................................   8,320      100,755
    Koninklijke Boskalis Westminster NV...............................  12,064      393,090
    Koninklijke DSM NV................................................  29,569    1,455,463
   #Koninklijke KPN NV................................................ 210,388    1,726,877
    Koninklijke Philips Electronics NV................................ 196,700    4,325,890
    Koninklijke Vopak NV..............................................  12,727      806,509
    Randstad Holdings NV..............................................  23,691      717,656
   #Reed Elsevier NV..................................................  60,464      708,713
   #Reed Elsevier NV ADR..............................................  22,835      534,339
    Royal Imtech NV...................................................  10,738      273,832
   *SBM Offshore NV...................................................  28,410      346,249
    TNT Express NV....................................................  56,539      612,795

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
NETHERLANDS -- (Continued)
   #Unilever NV....................................................... 271,974 $ 9,442,386
    Wolters Kluwer NV.................................................  52,917     879,015
                                                                               -----------
TOTAL NETHERLANDS.....................................................          43,988,671
                                                                               -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd............................... 191,277     384,842
   *Chorus, Ltd.......................................................  55,215     138,671
    Contact Energy, Ltd...............................................  58,419     236,369
    Fletcher Building, Ltd............................................ 102,428     504,961
    Sky Network Television, Ltd.......................................  23,000      92,507
    SKYCITY Entertainment Group, Ltd..................................  28,225      81,181
   #Telecom Corp. of New Zealand, Ltd................................. 276,078     592,003
    TrustPower, Ltd...................................................  19,662     122,869
                                                                               -----------
TOTAL NEW ZEALAND.....................................................           2,153,403
                                                                               -----------
NORWAY -- (0.9%)
    Aker ASA Series A.................................................   4,790     133,873
    Aker Solutions ASA................................................  24,377     357,159
   *Algeta ASA........................................................     364       9,926
  #*Archer, Ltd.......................................................  31,266      54,870
    Cermaq ASA........................................................   3,001      35,534
  #*Det Norske Oljeselskap ASA........................................   9,362     128,573
    DNB ASA........................................................... 183,897   1,930,708
  #*DNO International ASA.............................................  83,791     110,827
   #Fred Olsen Energy ASA.............................................   5,500     207,876
   *Gjensidige Forsikring ASA.........................................  16,974     207,712
   #Golar LNG, Ltd....................................................   6,906     266,587
    Kongsberg Gruppen ASA.............................................   6,143     116,929
   *Marine Harvest ASA................................................ 602,481     401,381
    Norsk Hydro ASA................................................... 166,285     675,354
    Norsk Hydro ASA Sponsored ADR.....................................  11,200      45,024
    Orkla ASA......................................................... 159,257   1,136,743
    Petroleum Geo-Services ASA........................................  38,970     570,257
    Prosafe ASA.......................................................  36,219     264,369
   #Schibsted ASA.....................................................  11,244     344,017
   #SeaDrill, Ltd.....................................................  58,566   2,282,406
    StatoilHydro ASA.................................................. 144,128   3,425,430
    StatoilHydro ASA Sponsored ADR....................................  45,656   1,086,156
    Stolt-Nielsen, Ltd................................................     900      15,849
   *Storebrand ASA....................................................  68,875     261,875
    Subsea 7 SA.......................................................  55,126   1,152,182
    Telenor ASA....................................................... 119,933   2,027,996
    TGS Nopec Geophysical Co. ASA.....................................  16,183     472,991
    Yara International ASA............................................  33,916   1,601,527
                                                                               -----------
TOTAL NORWAY..........................................................          19,324,131
                                                                               -----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA........................................... 332,604     204,488
   *Brisa Auto-Estradas de Portugal SA................................  29,578      99,620
   *Cimpor Cimentos de Portugal SA....................................  29,674     132,824
   *EDP Renovaveis SA.................................................  35,708     110,058
    Energias de Portugal SA........................................... 315,485     719,169
    Galp Energia SGPS SA..............................................  42,884     580,050
   #Jeronimo Martins SGPS SA..........................................  35,510     556,594
    Portugal Telecom SA............................................... 103,660     439,689
   #Portugal Telecom SGPS SA Sponsored ADR............................  20,300      86,681
                                                                               -----------
TOTAL PORTUGAL........................................................           2,929,173
                                                                               -----------
SINGAPORE -- (1.6%)
    Asia Pacific Breweries, Ltd.......................................  14,000     564,330

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SINGAPORE -- (Continued)
   *Biosensors International Group, Ltd...............................   152,000 $   149,553
    CapitaLand, Ltd...................................................   497,750   1,192,861
    CapitaMalls Asia, Ltd.............................................   192,000     250,357
    City Developments, Ltd............................................    86,000     805,361
    ComfortDelGro Corp., Ltd..........................................   215,000     289,769
  #*Cosco Corp Singapore, Ltd.........................................   132,000     102,164
    DBS Group Holdings, Ltd...........................................   329,452   3,886,685
    Fraser & Neave, Ltd...............................................   175,292   1,150,328
   #Genting Singapore P.L.C...........................................   982,000   1,024,939
    Golden Agri-Resources, Ltd........................................ 1,383,000     819,010
    Great Eastern Holdings, Ltd.......................................     5,000      56,222
    GuocoLand, Ltd....................................................    69,000      91,979
    Hongkong Land Holdings, Ltd.......................................   177,000   1,056,342
   *Indofood Agri Resources, Ltd......................................    84,000      93,354
   #Jardine Cycle & Carriage, Ltd.....................................    20,339     760,990
    Keppel Corp., Ltd.................................................   227,600   2,037,016
    Keppel Land, Ltd..................................................   141,000     387,290
    M1, Ltd...........................................................    11,000      22,327
  #*Neptune Orient Lines, Ltd.........................................   153,000     140,572
   *Noble Group, Ltd..................................................   624,000     535,285
   #Olam International, Ltd...........................................   247,054     364,166
    Oversea-Chinese Banking Corp., Ltd................................   441,380   3,375,799
   #Overseas Union Enterprise, Ltd....................................    44,000      89,818
  #*Sakari Resources, Ltd.............................................    98,000     102,493
    SATS, Ltd.........................................................   120,736     249,632
    SembCorp Industries, Ltd..........................................   162,320     687,564
   #SembCorp Marine, Ltd..............................................   108,000     420,234
    SIA Engineering Co., Ltd..........................................     2,000       6,540
    Singapore Airlines, Ltd...........................................   103,400     877,820
    Singapore Exchange, Ltd...........................................   131,000     701,173
    Singapore Land, Ltd...............................................     4,000      19,022
    Singapore Post, Ltd...............................................   115,000      96,972
    Singapore Press Holdings, Ltd.....................................   251,000     827,717
    Singapore Technologies Engineering, Ltd...........................   245,000     648,299
    Singapore Telecommunications, Ltd................................. 1,276,650   3,663,454
    SMRT Corp., Ltd...................................................    59,000      77,149
    StarHub, Ltd......................................................   110,000     338,370
    United Industrial Corp., Ltd......................................    96,000     204,040
    United Overseas Bank, Ltd.........................................   212,941   3,411,196
    UOL Group, Ltd....................................................    86,000     356,919
    Venture Corp., Ltd................................................    48,000     287,082
    Wilmar International, Ltd.........................................   309,000     800,228
                                                                                 -----------
TOTAL SINGAPORE.......................................................            33,022,421
                                                                                 -----------
SPAIN -- (1.9%)
    Abertis Infraestructuras SA.......................................    65,244     805,309
   #Acciona SA........................................................     7,171     311,971
   #Acerinox SA.......................................................    22,488     223,772
   #ACS, Actividades de Construccion y Servicios, SA (B01FLQ6)........    23,826     375,625
   *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9)........     1,701      26,894
   #Amadeus IT Holding SA.............................................    52,835   1,140,855
    Banco Bilbao Vizcaya Argentaria SA................................   362,491   2,363,154
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..................   519,158   3,348,569
   #Banco de Sabadell SA..............................................   431,613     821,908
    Banco Espanol de Credito SA.......................................     9,662      25,332
   #Banco Popular Espanol SA..........................................   239,124     448,700
    Banco Santander SA................................................   731,381   4,428,434
   #Banco Santander SA Sponsored ADR..................................   884,386   5,270,941
   #Bankinter SA......................................................    38,692     124,712
   #CaixaBank SA......................................................   166,958     545,388
   *Distribuidora Internacional de Alimentacion SA....................    95,502     471,606

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SPAIN -- (Continued)
    Ebro Foods SA.....................................................  16,772 $   263,107
    Enagas SA.........................................................  33,110     573,446
    Ferrovial SA......................................................  73,461     797,977
   #Fomento de Construcciones y Contratas SA..........................   7,734      78,604
    Gas Natural SDG SA................................................  66,529     819,169
  #*Grifols SA........................................................  26,263     816,307
   #Iberdrola SA...................................................... 712,324   2,580,064
    Indra Sistemas SA.................................................  13,729     121,443
    Industria de Diseno Textil SA.....................................  37,598   3,869,597
   #Mapfre SA......................................................... 159,603     290,209
    Mediaset Espana Comunicacion SA...................................  31,341     156,164
    Obrascon Huarte Lain SA...........................................     655      12,848
    Prosegur Cia de Seguridad SA......................................  26,700     122,594
    Red Electrica Corporacion SA......................................  20,682     818,922
   #Repsol SA.........................................................  42,603     678,974
    Repsol SA Sponsored ADR...........................................  78,700   1,259,987
  #*Sacyr Vallehermoso SA.............................................  31,149      49,561
    Telefonica SA..................................................... 198,543   2,252,131
   #Telefonica SA Sponsored ADR....................................... 397,685   4,513,725
   #Zardoya Otis SA (5770900).........................................  21,440     238,598
   *Zardoya Otis SA (B71CW85).........................................   1,069      11,902
                                                                               -----------
TOTAL SPAIN...........................................................          41,058,499
                                                                               -----------
SWEDEN -- (2.7%)
    Alfa Laval AB.....................................................  53,510     925,295
    Assa Abloy AB Series B............................................  56,140   1,697,288
    Atlas Copco AB Series A........................................... 113,276   2,536,509
    Atlas Copco AB Series B...........................................  67,672   1,351,496
    Boliden AB........................................................  69,604   1,055,294
    Electrolux AB Series B............................................  46,322   1,047,764
   #Elekta AB Series B................................................  17,192     798,079
    Getinge AB Series B...............................................  34,491     986,166
    Hennes & Mauritz AB Series B...................................... 171,455   6,329,467
    Hexagon AB Series B...............................................  49,033     933,628
    Husqvarna AB Series A.............................................  12,600      63,656
    Husqvarna AB Series B............................................. 114,911     585,974
   *Lundin Petroleum AB...............................................  36,534     772,885
    Meda AB Series A..................................................  49,832     470,580
    Millicom International Cellular SA SDR............................  11,079   1,001,547
    Modern Times Group AB Series B....................................   8,037     367,682
    Nordea Bank AB.................................................... 491,773   4,579,336
   #Ratos AB Series B.................................................  34,998     362,022
    Sandvik AB........................................................ 168,747   2,339,802
    Scania AB Series B................................................  52,060     895,042
   *Securitas AB Series B.............................................  62,069     503,738
    Skandinaviska Enskilda Banken AB Series A......................... 294,971   2,162,199
    Skanska AB Series B...............................................  74,934   1,129,623
    SKF AB Series B...................................................  66,842   1,378,579
   #SSAB AB Series A..................................................  34,790     284,958
    SSAB AB Series B..................................................  10,905      78,365
    Svenska Cellulosa AB Series A.....................................   5,862      99,385
    Svenska Cellulosa AB Series B..................................... 116,858   1,984,448
    Svenska Handelsbanken AB Series A.................................  92,094   3,193,283
   #Swedbank AB Series A.............................................. 151,242   2,628,748
    Swedish Match AB..................................................  30,700   1,291,943
    Tele2 AB Series B.................................................  54,772     905,246
   #Telefonaktiebolaget LM Ericsson AB Series A.......................  13,219     122,550
    Telefonaktiebolaget LM Ericsson AB Series B....................... 505,323   4,692,344
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................  46,000     425,500
    TeliaSonera AB.................................................... 377,078   2,492,136
   #Trelleborg AB Series B............................................   4,326      44,488

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
SWEDEN -- (Continued)
    Volvo AB Series A.................................................  93,241 $  1,152,108
    Volvo AB Series B................................................. 231,284    2,845,829
    Volvo AB Sponsored ADR............................................  14,500      178,350
                                                                               ------------
TOTAL SWEDEN..........................................................           56,693,332
                                                                               ------------
SWITZERLAND -- (6.7%)
   *ABB, Ltd.......................................................... 183,516    3,190,690
    ABB, Ltd. Sponsored ADR........................................... 182,000    3,157,700
    Actelion, Ltd.....................................................  19,646      895,937
    Adecco SA.........................................................  23,822    1,044,271
   #Alpiq Holding AG..................................................     365       49,330
    Aryzta AG.........................................................  21,192    1,051,930
    Baloise Holding AG................................................  10,851      715,995
    Banque Cantonale Vaudoise AG......................................     538      274,334
    Barry Callebaut AG................................................     342      308,687
   #Basler Kantonalbank AG............................................   1,000      109,574
    Clariant AG.......................................................  50,743      535,539
    Compagnie Financiere Richemont SA Series A........................  88,607    5,013,472
    Credit Suisse Group AG............................................ 155,724    2,651,222
   #Credit Suisse Group AG Sponsored ADR..............................  65,870    1,123,742
   *Dufry AG..........................................................   2,966      361,146
    EMS-Chemie Holding AG.............................................   1,411      277,413
    Galenica Holding AG...............................................     783      451,457
    Geberit AG........................................................   5,738    1,124,923
    Givaudan SA.......................................................   1,572    1,527,765
   #Holcim, Ltd.......................................................  50,411    2,966,600
   #Julius Baer Group, Ltd............................................  45,089    1,610,569
    Kuehne & Nagel International AG...................................   8,611      978,508
    Lindt & Spruengli AG..............................................      16      572,659
    Lonza Group AG....................................................   8,012      361,373
    Nestle SA......................................................... 548,252   33,682,533
    Novartis AG....................................................... 254,666   14,953,747
    Novartis AG ADR................................................... 147,100    8,623,002
    Partners Group Holding AG.........................................   2,218      404,615
    PSP Swiss Property AG.............................................   2,517      225,977
    Roche Holding AG Bearer...........................................   4,082      747,911
    Roche Holding AG Genusschein...................................... 116,300   20,593,893
    Schindler Holding AG..............................................   2,881      337,500
    SGS SA............................................................     882    1,761,964
    Sika AG...........................................................     363      677,085
    Sonova Holding AG.................................................   9,165      865,184
    Sulzer AG.........................................................   4,330      558,459
    Swatch Group AG (7184725).........................................   5,769    2,287,048
    Swatch Group AG (7184736).........................................   7,914      551,375
    Swiss Life Holding AG.............................................   6,076      579,653
    Swiss Re, Ltd.....................................................  72,856    4,560,682
   #Swisscom AG.......................................................   3,867    1,546,991
    Syngenta AG.......................................................   7,824    2,667,844
    Syngenta AG ADR...................................................  37,300    2,537,892
    UBS AG............................................................ 640,816    6,741,397
    UBS AG ADR........................................................  33,538      355,503
    Zurich Insurance Group AG.........................................  31,032    6,887,319
                                                                               ------------
TOTAL SWITZERLAND.....................................................          142,502,410
                                                                               ------------
UNITED KINGDOM -- (17.8%)
    Aberdeen Asset Management P.L.C................................... 170,020      687,228
    Admiral Group P.L.C...............................................  30,710      524,920
    Aggreko P.L.C.....................................................  42,757    1,364,746
    Amec P.L.C........................................................  58,523    1,021,248
    Anglo American P.L.C.............................................. 247,137    7,323,757
    Antofagasta P.L.C.................................................  67,507    1,127,975

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
    ARM Holdings P.L.C................................................   157,970 $ 1,368,601
   #ARM Holdings P.L.C. Sponsored ADR.................................    18,300     475,434
    Ashmore Group P.L.C...............................................    41,357     209,351
    Associated British Foods P.L.C....................................    64,388   1,264,567
    AstraZeneca P.L.C.................................................   135,231   6,315,527
   #AstraZeneca P.L.C. Sponsored ADR..................................    80,200   3,754,162
    Aviva P.L.C.......................................................   588,464   2,694,673
    Babcock International Group P.L.C.................................    61,314     823,249
    BAE Systems P.L.C.................................................   635,165   3,065,464
    Balfour Beatty P.L.C..............................................    42,765     193,758
    Barclays P.L.C....................................................   747,276   1,946,197
    Barclays P.L.C. Sponsored ADR.....................................   365,409   3,822,178
    BG Group P.L.C....................................................   502,495   9,891,698
   #BG Group P.L.C. Sponsored ADR.....................................    62,500   1,238,125
    BHP Billiton P.L.C................................................   123,296   3,595,152
   #BHP Billiton P.L.C. ADR...........................................   113,263   6,598,702
    BP P.L.C..........................................................   589,796   3,916,181
    BP P.L.C. Sponsored ADR...........................................   517,641  20,653,876
    British American Tobacco P.L.C....................................   293,586  15,593,582
    British American Tobacco P.L.C. Sponsored ADR.....................    19,052   2,019,703
    British Sky Broadcasting Group P.L.C..............................   169,139   1,886,675
    British Sky Broadcasting Group P.L.C. Sponsored ADR...............       647      28,753
    BT Group P.L.C....................................................   905,413   3,080,394
    BT Group P.L.C. Sponsored ADR.....................................    36,202   1,233,040
    Bunzl P.L.C.......................................................    61,814   1,077,094
    Burberry Group P.L.C..............................................    63,841   1,250,252
   *Cairn Energy P.L.C................................................    99,844     446,786
    Capita P.L.C......................................................    92,418   1,027,388
    Carnival P.L.C....................................................    33,012   1,107,292
    Carnival P.L.C. ADR...............................................    10,700     358,557
    Centrica P.L.C....................................................   726,786   3,607,398
    Cobham P.L.C......................................................   148,789     540,931
    Compass Group P.L.C...............................................   319,788   3,430,278
    Croda International P.L.C.........................................    24,141     887,881
    Diageo P.L.C......................................................   170,531   4,558,221
    Diageo P.L.C. Sponsored ADR.......................................    63,791   6,819,258
   *Essar Energy P.L.C................................................    36,918      66,305
    Eurasian Natural Resources Corp. P.L.C............................    52,797     323,535
    Evraz P.L.C.......................................................    51,040     189,309
    Experian P.L.C....................................................   163,234   2,420,439
    Ferrexpo P.L.C....................................................     3,692      10,470
    Fresnillo P.L.C...................................................    28,370     644,063
    G4S P.L.C.........................................................   248,845     966,659
    GKN P.L.C.........................................................   284,941     936,858
    GlaxoSmithKline P.L.C.............................................   536,294  12,339,918
    GlaxoSmithKline P.L.C. Sponsored ADR..............................   154,591   7,111,186
    Hargreaves Lansdown P.L.C.........................................    36,360     322,132
    HSBC Holdings P.L.C............................................... 1,623,467  13,595,686
   #HSBC Holdings P.L.C. Sponsored ADR................................   343,138  14,343,168
    ICAP P.L.C........................................................   101,460     505,093
    IMI P.L.C.........................................................    46,174     593,123
    Imperial Tobacco Group P.L.C......................................   132,008   5,122,506
    Imperial Tobacco Group P.L.C. ADR.................................    19,700   1,532,660
    Informa P.L.C.....................................................   111,055     642,677
    Inmarsat P.L.C....................................................    21,207     163,071
    InterContinental Hotels Group P.L.C...............................    49,328   1,218,678
   *International Consolidated Airlines Group SA......................   262,815     657,239
    Intertek Group P.L.C..............................................    28,651   1,224,712
    Invensys P.L.C....................................................    40,766     153,448
    Investec P.L.C....................................................   143,706     846,732
    ITV P.L.C.........................................................   657,491     775,837

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
    John Wood Group P.L.C.............................................    72,050 $   876,202
    Johnson Matthey P.L.C.............................................    36,932   1,259,019
    Kazakhmys P.L.C...................................................    39,377     432,642
    Kingfisher P.L.C..................................................   483,986   2,018,549
    Legal & General Group P.L.C....................................... 1,215,668   2,419,819
   *Lloyds Banking Group P.L.C........................................ 5,597,449   2,654,845
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................   537,897   1,016,625
    London Stock Exchange Group P.L.C.................................    31,436     476,442
   #Lonmin P.L.C......................................................    14,877     162,066
   *Man Group P.L.C...................................................   323,056     402,425
    Marks & Spencer Group P.L.C.......................................   300,215   1,566,366
    Meggitt P.L.C.....................................................   154,251     924,525
    Mondi P.L.C.......................................................    85,925     731,010
    National Grid P.L.C...............................................   282,501   2,930,309
    National Grid P.L.C. Sponsored ADR................................    48,919   2,538,896
    Next P.L.C........................................................    31,155   1,568,697
    Old Mutual P.L.C.................................................. 1,003,152   2,469,337
    Pearson P.L.C.....................................................   111,757   2,092,269
    Pearson P.L.C. Sponsored ADR......................................    43,147     810,301
    Pennon Group P.L.C................................................    63,747     766,711
    Petrofac, Ltd.....................................................    43,350   1,008,384
    Prudential P.L.C..................................................   363,475   4,325,265
    Prudential P.L.C. ADR.............................................    62,200   1,479,116
    Randgold Resources, Ltd...........................................    14,107   1,268,006
    Reckitt Benckiser Group P.L.C.....................................   109,057   5,984,767
    Reed Elsevier P.L.C...............................................   119,988   1,009,999
    Reed Elsevier P.L.C. ADR..........................................    20,755     699,236
    Resolution, Ltd...................................................   330,604   1,064,515
    Rexam P.L.C.......................................................   192,669   1,309,496
    Rio Tinto P.L.C...................................................   150,148   6,914,555
   #Rio Tinto P.L.C. Sponsored ADR....................................    94,175   4,351,827
   *Rolls-Royce Holdings P.L.C........................................   315,049   4,187,830
   *Royal Bank of Scotland Group P.L.C................................   390,043   1,307,358
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................    13,427      91,169
   #Royal Dutch Shell P.L.C. ADR......................................   254,917  17,986,944
    Royal Dutch Shell P.L.C. Series A (B03MLX2).......................     3,127     106,264
    Royal Dutch Shell P.L.C. Series A (B09CBL4).......................    43,726   1,489,315
    RSA Insurance Group P.L.C.........................................   788,249   1,341,465
    SABmiller P.L.C...................................................   162,396   7,002,059
    Sage Group P.L.C..................................................   274,667   1,235,138
    Sainsbury (J.) P.L.C..............................................   250,137   1,265,048
    Schroders P.L.C...................................................    18,739     376,195
    Schroders P.L.C. Non-Voting.......................................     9,996     164,796
    Serco Group P.L.C.................................................    85,226     768,074
    Severn Trent P.L.C................................................    37,231   1,005,631
    Shire P.L.C.......................................................    40,423   1,166,001
    Shire P.L.C. ADR..................................................    18,687   1,610,446
    Smith & Nephew P.L.C..............................................   125,916   1,288,749
   #Smith & Nephew P.L.C. Sponsored ADR...............................     7,000     357,070
    Smiths Group P.L.C................................................    70,211   1,171,212
    SSE P.L.C.........................................................   163,747   3,363,282
    Standard Chartered P.L.C..........................................   452,395  10,356,229
    Standard Life P.L.C...............................................   475,548   1,797,996
    Tate & Lyle P.L.C.................................................    82,806     855,363
    Tesco P.L.C....................................................... 1,403,063   6,985,803
    Travis Perkins P.L.C..............................................    20,569     324,172
    Tullow Oil P.L.C..................................................   145,530   2,929,178
    Unilever P.L.C....................................................    90,185   3,233,692
   #Unilever P.L.C. Sponsored ADR.....................................   127,465   4,564,522
    United Utilities Group P.L.C......................................    95,259   1,018,703
   #United Utilities Group P.L.C. ADR.................................     5,177     110,943

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 SHARES        VALUE++
                                                                                 ------        -------
UNITED KINGDOM -- (Continued)
  #*Vedanta Resources P.L.C................................................      26,516 $      403,322
   *Veripos, Inc...........................................................       5,513         10,609
    Vodafone Group P.L.C...................................................   2,870,219      8,214,329
    Vodafone Group P.L.C. Sponsored ADR....................................     680,782     19,572,482
    Weir Group P.L.C. (The)................................................      39,918      1,030,898
    Whitbread P.L.C........................................................      34,365      1,148,034
    William Morrison Supermarkets P.L.C....................................     452,618      1,965,132
    Wolseley P.L.C.........................................................      52,183      1,876,830
    Wolseley P.L.C. ADR....................................................      19,300         69,094
    WPP P.L.C..............................................................     193,811      2,450,575
   #WPP P.L.C. Sponsored ADR...............................................      15,840      1,006,949
    Xstrata P.L.C..........................................................     353,374      4,669,741
                                                                                        --------------
TOTAL UNITED KINGDOM.......................................................                378,946,619
                                                                                        --------------
TOTAL COMMON STOCKS........................................................              1,881,490,117
                                                                                        --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE...........................................      19,267        991,411
                                                                                        --------------

RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Umicore SA STRIP VVPR..................................................         275              2
                                                                                        --------------

FRANCE -- (0.0%)
   *GDF Suez SA STRIP VVPR.................................................      11,445             14
                                                                                        --------------

SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12.....................................     708,089        129,814
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                    129,830
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)          VALUE+
                                                                                -------        -------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund......................................... 245,000,000    245,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $5,112,151) to be repurchased at $5,011,939........................      $5,012      5,011,913
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                250,011,913
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,100,274,755)^^.................................................             $2,132,623,271
                                                                                        ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              --------------------------------------------------
                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                              ------------ -------------- ------- --------------
Common Stocks
  Australia.................. $  8,552,062 $  141,401,807   --    $  149,953,869
  Austria....................       43,032      4,771,986   --         4,815,018
  Belgium....................    2,708,303     15,295,018   --        18,003,321
  Canada.....................  209,989,131             --   --       209,989,131
  Denmark....................    4,100,101     17,734,767   --        21,834,868
  Finland....................      731,008     12,343,851   --        13,074,859
  France.....................   13,777,128    138,152,012   --       151,929,140
  Germany....................   21,210,386    111,298,791   --       132,509,177
  Greece.....................           --        952,217   --           952,217
  Hong Kong..................           --     48,263,882   --        48,263,882
  Ireland....................    1,765,978      3,583,189   --         5,349,167
  Israel.....................    5,601,590      3,360,941   --         8,962,531
  Italy......................    5,132,779     28,197,837   --        33,330,616
  Japan......................   30,963,078    330,940,584   --       361,903,662
  Netherlands................    3,107,752     40,880,919   --        43,988,671
  New Zealand................           --      2,153,403   --         2,153,403
  Norway.....................    1,131,180     18,192,951   --        19,324,131
  Portugal...................       86,681      2,842,492   --         2,929,173
  Singapore..................           --     33,022,421   --        33,022,421
  Spain......................   14,393,222     26,665,277   --        41,058,499
  Sweden.....................      603,850     56,089,482   --        56,693,332
  Switzerland................   15,797,839    126,704,571   --       142,502,410
  United Kingdom.............  126,254,422    252,692,197   --       378,946,619
Preferred Stocks
  Germany....................           --        991,411   --           991,411
Rights/Warrants
  Belgium....................           --              2   --                 2
  France.....................           --             14   --                14
  Spain......................           --        129,814   --           129,814
Securities Lending Collateral           --    250,011,913   --       250,011,913
                              ------------ --------------   --    --------------
TOTAL........................ $465,949,522 $1,666,673,749   --    $2,132,623,271
                              ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (87.4%)
AUSTRALIA -- (6.3%)
  #*ABM Resources NL..................................................   684,899 $    27,931
   *Acer Energy, Ltd..................................................    76,673       9,964
   *Acrux, Ltd........................................................    99,878     396,466
    Adelaide Brighton, Ltd............................................   612,451   2,153,101
    Aditya Birla Minerals, Ltd........................................   166,629      72,052
   *AED Oil, Ltd......................................................   237,059          --
    AGL Energy, Ltd...................................................   122,828   2,021,717
   *AJ Lucas Group, Ltd...............................................    37,498      39,495
  #*Alcyone Resources, Ltd............................................   103,559       3,772
    Alesco Corp., Ltd.................................................   121,848     261,374
  #*Alkane Resources, Ltd.............................................   245,342     208,788
    Alumina, Ltd...................................................... 1,323,916     931,937
   #Alumina, Ltd. Sponsored ADR.......................................   468,068   1,324,632
   *Amadeus Energy, Ltd...............................................   234,309      50,352
    Amalgamated Holdings, Ltd.........................................   124,979     871,785
   #Amcom Telecommunications, Ltd.....................................   173,190     214,355
    Amcor, Ltd........................................................   668,296   5,276,001
    Amcor, Ltd. Sponsored ADR.........................................    30,507     962,191
    AMP, Ltd.......................................................... 1,654,850   6,934,827
    Ansell, Ltd.......................................................   118,397   1,646,148
   *Antares Energy, Ltd...............................................   189,154      83,022
   #APA Group, Ltd....................................................   309,588   1,589,388
   #APN News & Media, Ltd.............................................   602,191     337,377
  #*Aquarius Platinum, Ltd............................................   299,539     186,009
  #*Aquila Resources, Ltd.............................................    60,382     133,541
    ARB Corp., Ltd....................................................    40,854     407,983
    Aristocrat Leisure, Ltd...........................................   191,725     474,207
    Arrium, Ltd....................................................... 2,033,655   1,519,793
    Asciano Group, Ltd................................................   864,993   3,924,560
    ASG Group, Ltd....................................................   122,020     108,579
    ASX, Ltd..........................................................   101,896   3,331,443
   *Atlantic, Ltd.....................................................    34,067      15,819
    Atlas Iron, Ltd...................................................   877,603   1,572,292
   *Aurora Oil & Gas, Ltd.............................................   172,211     614,121
    Ausdrill, Ltd.....................................................   377,734   1,315,516
    Ausenco, Ltd......................................................   142,695     460,102
   #Austal, Ltd.......................................................   103,566     174,501
    Austbrokers Holdings, Ltd.........................................    26,915     206,228
    Austin Engineering, Ltd...........................................    24,048     106,023
    Australia & New Zealand Banking Group, Ltd........................   803,552  19,758,676
   *Australian Agricultural Co., Ltd..................................   270,807     313,322
    Australian Infrastructure Fund....................................   602,974   1,634,681
    Australian Pharmaceutical Industries, Ltd.........................   476,014     174,278
   #Automotive Holdings Group NL......................................   231,412     627,058
    AVJennings, Ltd...................................................   143,047      47,969
    AWE, Ltd..........................................................   699,078   1,078,291
   #Bank of Queensland, Ltd...........................................   413,209   3,302,693
   *Bannerman Resources, Ltd..........................................   166,691      18,188
  #*Bathurst Resources, Ltd...........................................   329,575      99,411
   *BC Iron, Ltd......................................................    19,399      52,090
    Beach Energy, Ltd................................................. 1,704,511   1,953,729
   #Bendigo and Adelaide Bank, Ltd....................................   615,705   5,281,745
   *Berkeley Resources, Ltd...........................................    45,197      18,833
   #BHP Billiton, Ltd. Sponsored ADR..................................   187,528  12,440,608
   #Billabong International, Ltd......................................   524,825     740,383
   *Bionomics, Ltd....................................................    19,472       5,098
   *Biota Holdings, Ltd...............................................   244,448     172,339
   *Bisalloy Steel Group, Ltd.........................................     8,498      12,073

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
    Blackmores, Ltd...................................................     3,704 $   113,531
  #*Blackthorn Resources, Ltd. (6089070)..............................    17,077      20,329
   *Blackthorn Resources, Ltd. (B8K93W5)..............................     3,000       3,610
   *BlueScope Steel, Ltd.............................................. 3,661,917   1,011,486
    Boart Longyear, Ltd...............................................   720,306   1,714,183
   *Boom Logistics, Ltd...............................................   320,214      83,898
   #Boral, Ltd........................................................ 1,146,710   4,029,258
    Bradken, Ltd......................................................   240,927   1,252,007
    Brambles, Ltd.....................................................   227,008   1,482,023
   *Bravura Solutions, Ltd............................................    48,054       8,532
   *Breville Group, Ltd...............................................    60,870     304,949
    Brickworks, Ltd...................................................    39,244     416,013
    BT Investment Management, Ltd.....................................    29,872      54,991
  #*Buccaneer Energy, Ltd.............................................    81,394       4,080
  #*Buru Energy, Ltd..................................................    58,032     205,598
   #Cabcharge Australia, Ltd..........................................   138,822     814,564
   #Caltex Australia, Ltd.............................................   159,035   2,354,205
    Campbell Brothers, Ltd............................................    28,667   1,403,014
   *Capral, Ltd.......................................................    19,104       2,992
   #Cardno, Ltd.......................................................   125,514   1,097,480
  #*Carnarvon Petroleum, Ltd..........................................   672,943      73,584
   #carsales.com, Ltd.................................................    93,300     615,845
   #Cash Converters International, Ltd................................   314,772     236,933
   *Centrebet International, Ltd. Claim Units.........................    22,005          --
  #*Ceramic Fuel Cells, Ltd. (B01D126)................................   215,128      11,683
   *Ceramic Fuel Cells, Ltd. (B807HG1)................................    53,782          --
   *Cerro Resources NL................................................    19,840       1,483
  #*CGA Mining, Ltd...................................................     9,637      20,212
    Challenger, Ltd...................................................   491,725   1,722,553
   *ChemGenex Pharmaceuticals, Ltd....................................     6,842         180
   *Citigold Corp., Ltd...............................................   806,483      53,974
    Clarius Group, Ltd................................................    29,108      13,426
   *Clinuvel Pharmaceuticals, Ltd.....................................    13,426      23,350
    Clough, Ltd.......................................................   223,920     164,155
  #*Coal of Africa, Ltd...............................................   400,214     176,714
    Coca-Cola Amatil, Ltd.............................................    94,211   1,375,914
   #Cochlear, Ltd.....................................................    19,352   1,335,895
  #*Cockatoo Coal, Ltd................................................   973,718     167,101
    Codan, Ltd........................................................     4,156       6,650
   *Coffey International, Ltd.........................................   136,278      49,666
    Commonwealth Bank of Australia NL.................................   291,226  17,533,214
   *Compass Resources, Ltd............................................    18,720          --
    Computershare, Ltd................................................    98,154     787,428
    Consolidated Media Holdings, Ltd..................................   108,971     387,339
   *Continental Coal, Ltd.............................................   218,913      19,907
    Coventry Group, Ltd...............................................    13,156      37,564
    Credit Corp. Group, Ltd...........................................    45,692     311,046
    Crown, Ltd........................................................   254,541   2,251,504
   #CSG, Ltd..........................................................    86,778      65,782
   #CSL, Ltd..........................................................    71,853   3,213,317
    CSR, Ltd..........................................................   783,618   1,021,211
  #*Cudeco, Ltd.......................................................   153,294     532,320
   *Cue Energy Resources, Ltd.........................................   287,579      47,998
   #Data#3, Ltd.......................................................    31,620      39,177
   #David Jones, Ltd..................................................   707,708   1,804,717
    Decmil Group, Ltd.................................................   161,286     438,402
   *Deep Yellow, Ltd..................................................   403,728      16,459
    Devine, Ltd.......................................................   109,847      61,064
    Domino's Pizza Enterprises, Ltd...................................     4,917      47,267
   *Downer EDI, Ltd...................................................   625,019   1,979,316
   *Dragon Mining, Ltd................................................    13,081       9,352

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
  #*Drillsearch Energy, Ltd. (6280271)................................   249,334 $  300,558
   *Drillsearch Energy, Ltd. (B8JXF22)................................    36,685     44,528
    DUET Group........................................................   785,688  1,712,858
   #DuluxGroup, Ltd...................................................   143,664    462,697
    DWS, Ltd..........................................................    57,318     93,087
    Echo Entertainment Group, Ltd..................................... 1,136,161  4,980,697
  #*Elders, Ltd.......................................................   974,226    234,273
    Emeco Holdings, Ltd...............................................   995,324    790,232
  #*Energy Resources of Australia, Ltd................................   172,152    249,688
   *Energy World Corp., Ltd...........................................   861,450    427,532
   *Enero Group, Ltd..................................................    58,826     32,144
    Envestra, Ltd.....................................................   756,901    681,453
    Equity Trustees, Ltd..............................................     1,198     15,350
    eServGlobal, Ltd..................................................   105,415     21,015
   #Euroz, Ltd........................................................    64,770     66,508
  #*Evolution Mining, Ltd.............................................   291,718    471,158
   #Fairfax Media, Ltd................................................ 2,954,734  1,619,532
    Fantastic Holdings, Ltd...........................................       975      2,353
  #*FAR, Ltd.......................................................... 1,608,630     83,653
    Finbar Group, Ltd.................................................     2,330      2,555
   #FKP Property Group, Ltd........................................... 1,187,185    465,497
   #Fleetwood Corp., Ltd..............................................    58,236    796,997
   #Flight Centre, Ltd................................................    50,380  1,119,491
   *Flinders Mines, Ltd............................................... 1,107,570    127,049
   *Focus Minerals, Ltd............................................... 5,795,439    212,390
   *Forest Enterprises Australia, Ltd.................................   405,363         --
    Forge Group, Ltd..................................................    54,960    246,974
   #Fortescue Metals Group, Ltd.......................................   182,898    785,106
   *Funtastic, Ltd....................................................    54,775      9,212
    G8 Education, Ltd.................................................     4,668      4,687
  #*Galaxy Resources, Ltd.............................................    25,800     12,817
   *Geodynamics, Ltd..................................................    62,596      6,857
  #*Gold Road Resources, Ltd..........................................    18,218      3,132
    Goodman Fielder, Ltd.............................................. 2,537,268  1,290,123
   *GrainCorp, Ltd....................................................   290,020  2,793,743
    Grange Resources, Ltd.............................................   460,396    172,392
  #*Great Southern, Ltd...............................................   123,895         --
  #*Gryphon Minerals, Ltd.............................................   291,109    206,870
   #GUD Holdings, Ltd.................................................   110,496    986,236
   *Gujarat NRE Coking Coal, Ltd......................................    46,225      7,953
  #*Gunns, Ltd........................................................ 1,359,648    228,616
   #GWA Group, Ltd....................................................   314,720    693,493
   #Harvey Norman Holdings, Ltd.......................................   875,711  1,833,275
   *Hastie Group, Ltd.................................................    23,144         --
   *Heron Resources, Ltd..............................................    69,550      9,872
    HFA Holdings, Ltd.................................................   133,879     99,186
   *Highlands Pacific, Ltd............................................   114,695     20,266
   #Hills Holdings, Ltd...............................................   255,144    286,575
   *Horizon Oil, Ltd.................................................. 1,261,271    359,688
   *Icon Energy, Ltd..................................................   357,233     78,208
    iiNet, Ltd........................................................   180,585    614,993
    Iluka Resources, Ltd..............................................   143,691  1,419,063
    Imdex, Ltd........................................................   232,315    380,037
    IMF Australia, Ltd................................................    66,357    105,836
    Incitec Pivot, Ltd................................................ 1,450,654  4,702,966
   #Independence Group NL.............................................   242,185    790,065
   *Indo Mines, Ltd...................................................    14,045      2,343
   *Indophil Resources NL.............................................   410,447    141,007
   #Industrea, Ltd....................................................   433,532    567,945
  #*Infigen Energy, Ltd...............................................   693,403    163,179
    Infomedia, Ltd....................................................    80,383     17,698

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
    Insurance Australia Group, Ltd.................................... 1,664,805 $ 6,564,989
  #*Integra Mining, Ltd............................................... 1,075,641     349,763
    Integrated Research, Ltd..........................................    22,833      20,994
   #Invocare, Ltd.....................................................    50,409     470,961
    IOOF Holdings, Ltd................................................   248,977   1,626,718
   #Iress, Ltd........................................................    51,253     359,930
    James Hardie Industries SE........................................   197,900   1,728,642
   #James Hardie Industries SE Sponsored ADR..........................     8,092     353,459
   #JB Hi-Fi, Ltd.....................................................    40,600     375,603
   *Kagara, Ltd.......................................................   743,096      93,710
   *Kangaroo Resources, Ltd...........................................   157,028      14,726
   *Kasbah Resources, Ltd.............................................    64,502      13,423
   #Kingsgate Consolidated, Ltd.......................................   174,961     738,959
    Kingsrose Mining, Ltd.............................................    71,175      85,313
  #*Lednium, Ltd......................................................    21,998       1,849
   #Leighton Holdings, Ltd............................................    41,067     733,724
    Lend Lease Group NL...............................................   487,721   4,125,281
  #*Linc Energy, Ltd..................................................   344,352     191,596
    Lycopodium, Ltd...................................................     6,626      46,244
  #*M2 Telecommunications Group, Ltd..................................    67,411     228,635
    MacMahon Holdings, Ltd............................................   969,103     610,474
   *Macquarie Atlas Roads Group NL....................................   178,988     244,574
    Macquarie Group, Ltd..............................................   309,802   8,060,763
   *Marion Energy, Ltd................................................   119,950         756
    Matrix Composites & Engineering, Ltd..............................    24,634      49,393
    MaxiTRANS Industries, Ltd.........................................    98,645      68,225
    McMillan Shakespeare, Ltd.........................................    30,386     377,477
    McPherson's, Ltd..................................................    54,641      99,165
    Medusa Mining, Ltd................................................    56,261     283,237
    Melbourne IT, Ltd.................................................    87,065     162,668
   #Mermaid Marine Australia, Ltd.....................................   228,535     626,214
  #*Mesoblast, Ltd....................................................    33,946     223,260
   *Metals X, Ltd.....................................................   522,805      65,720
    Metcash, Ltd......................................................   509,106   1,821,146
   *Metgasco, Ltd.....................................................   212,887      42,095
   *MetroCoal, Ltd....................................................     7,570       2,001
  #*MHM Metals, Ltd...................................................    39,181      13,255
   *Miclyn Express Offshore, Ltd......................................    20,617      40,469
    Mincor Resources NL...............................................   258,970     173,481
   *Mineral Deposits, Ltd.............................................    99,202     471,279
    Mineral Resources, Ltd............................................    68,905     574,001
  #*Mirabela Nickel, Ltd..............................................   683,591     188,714
   *Molopo Energy, Ltd................................................   123,260      54,087
   *Moly Mines, Ltd...................................................    77,349      10,887
   #Monadelphous Group, Ltd...........................................    27,245     618,936
   #Mortgage Choice, Ltd..............................................    83,356     126,698
   #Mount Gibson Iron, Ltd............................................   709,487     705,604
  #*Murchison Metals, Ltd.............................................   906,153     459,636
   #Myer Holdings, Ltd................................................   970,879   1,861,115
   *Nanosonics, Ltd...................................................    11,184       5,974
   #National Australia Bank, Ltd......................................   935,297  24,403,764
   *Navigator Resources, Ltd..........................................   295,731         622
   #Navitas, Ltd......................................................   116,724     474,492
   *Neptune Marine Services, Ltd......................................   361,784       8,318
    New Hope Corp., Ltd...............................................   332,992   1,418,133
   *Newcrest Mining, Ltd..............................................   257,917   6,307,406
   *Nexus Energy, Ltd................................................. 1,610,590     225,269
   *NIB Holdings, Ltd.................................................   543,089     894,098
  #*Nido Petroleum, Ltd............................................... 1,055,002      40,457
    Norfolk Group, Ltd................................................    80,631      86,108
   *Northern Iron, Ltd................................................    38,814      47,660

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
   *Northern Star Resources, Ltd......................................    95,046 $    87,651
  #*Norton Gold Fields, Ltd...........................................   316,411      88,150
    NRW Holdings, Ltd.................................................   206,519     621,071
   #Nufarm, Ltd.......................................................   256,877   1,465,591
    Oakton, Ltd.......................................................    46,008      58,586
    Oil Search, Ltd...................................................   346,971   2,532,112
   *OM Holdings, Ltd..................................................    26,600      11,848
  #*OPUS Group, Ltd...................................................    13,660       7,622
    Orica, Ltd........................................................   111,791   2,907,210
    Origin Energy, Ltd................................................   970,818  11,983,054
    OrotonGroup, Ltd..................................................     6,048      49,619
   *Otto Energy, Ltd..................................................   168,000      14,767
    OZ Minerals, Ltd..................................................   469,651   3,702,549
    Pacific Brands, Ltd............................................... 1,386,628     754,531
  #*Paladin Energy, Ltd............................................... 1,268,398   1,536,314
   *PanAust, Ltd......................................................   438,215   1,083,995
   #Panoramic Resources, Ltd..........................................   254,665     157,683
   *PaperlinX, Ltd....................................................   745,156      38,934
  #*Papillon Resources, Ltd...........................................     2,927       3,246
    Patties Foods, Ltd................................................     5,122       8,603
   #Peet, Ltd.........................................................   160,385     111,012
  #*Perilya, Ltd......................................................   285,584      76,134
   #Perpetual Trustees Australia, Ltd.................................    37,577     937,561
   *Petsec Energy, Ltd................................................    48,701       6,856
   *Pharmaxis, Ltd....................................................   199,846     232,970
   #Platinum Asset Mangement, Ltd.....................................    69,002     261,494
  #*Platinum Australia, Ltd...........................................   400,751      28,217
   *Pluton Resources, Ltd.............................................   121,600      21,724
    PMP, Ltd..........................................................   379,844     131,686
    Premier Investments, Ltd..........................................    76,037     389,693
    Primary Health Care, Ltd..........................................   660,023   2,085,434
   *Prime Aet&D Holdings No.1, Ltd....................................        26          --
    Prime Media Group, Ltd............................................    87,075      63,131
   #PrimeAg, Ltd......................................................    26,025      29,102
    Programmed Maintenance Service, Ltd...............................   138,350     310,557
   *Qantas Airways, Ltd............................................... 1,665,703   1,983,852
    QBE Insurance Group, Ltd..........................................   405,785   5,955,863
    QR National, Ltd..................................................   372,196   1,246,374
   *Ramelius Resources, Ltd...........................................   400,885     208,631
    Ramsay Health Care, Ltd...........................................    61,018   1,518,192
    RCR Tomlinson, Ltd................................................    85,317     149,075
   #REA Group, Ltd....................................................    10,252     147,169
    Reckon, Ltd.......................................................    26,821      59,933
   *Red 5, Ltd........................................................     3,682       4,713
   *Red Fork Energy, Ltd..............................................   262,030     204,678
    Redflex Holdings, Ltd.............................................    49,622     106,531
    Reece Australia, Ltd..............................................    10,902     206,473
  #*Reed Resources, Ltd...............................................   171,581      32,359
   #Regional Express Holdings, Ltd....................................    17,416      21,555
   *Regis Resources, Ltd..............................................   110,695     525,042
   #Reject Shop, Ltd. (The)...........................................    13,602     140,220
   *Resolute Mining, Ltd..............................................   899,906   1,273,849
   *Resource & Investment NL..........................................    81,566      25,290
   *Resource Generation, Ltd..........................................   110,070      27,759
    Retail Food Group, Ltd............................................    47,515     129,638
   *Rex Minerals, Ltd.................................................    78,010      65,648
  #*Rialto Energy, Ltd................................................   583,315     106,282
    Ridley Corp., Ltd.................................................   390,725     427,335
    Rio Tinto, Ltd....................................................   143,746   7,960,210
   *RiverCity Motorway Group, Ltd.....................................   133,238          --
   *Roc Oil Co., Ltd.................................................. 1,385,246     403,247

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
   #SAI Global, Ltd...................................................   192,288 $   901,729
  #*Salinas Energy, Ltd...............................................   333,754     136,886
   #Salmat, Ltd.......................................................    68,805     162,503
  #*Samson Oil & Gas, Ltd.............................................   456,014      24,780
  #*Samson Oil & Gas, Ltd. Sponsored ADR..............................    64,300      73,302
    Santos, Ltd.......................................................   774,556   8,691,408
   *Saracen Mineral Holdings, Ltd.....................................   521,507     259,810
    Sedgman, Ltd......................................................    85,757     131,011
   #Seek, Ltd.........................................................    94,745     602,087
    Select Harvests, Ltd..............................................    19,859      27,049
   *Senex Energy, Ltd.................................................   494,749     318,047
    Servcorp, Ltd.....................................................    31,948      95,276
    Service Stream, Ltd...............................................   191,438      78,963
   *Seven Group Holdings, Ltd.........................................   192,011   1,453,263
  #*Seven West Media, Ltd.............................................    80,135     130,074
    Sigma Pharmaceuticals, Ltd........................................ 1,722,794   1,088,611
  #*Silex System, Ltd.................................................    70,513     284,232
   *Silver Lake Resources, Ltd........................................   112,144     312,990
   #Sims Metal Management, Ltd........................................   245,430   2,140,745
    Sims Metal Management, Ltd. Sponsored ADR.........................     3,500      30,520
   *Sino Strategic International, Ltd.................................     9,056          --
    Sirtex Medical, Ltd...............................................    10,536      70,078
    Skilled Group, Ltd................................................   162,875     374,922
    Slater & Gordon, Ltd..............................................     9,519      19,021
   #SMS Management & Technology, Ltd..................................    51,700     309,842
   #Sonic Healthcare, Ltd.............................................   225,084   2,985,539
    Southern Cross Media Group, Ltd...................................   808,713     996,294
    SP Ausnet, Ltd....................................................   603,527     666,684
    Spark Infrastructure Group, Ltd................................... 1,068,817   1,827,075
  #*Specialty Fashion Group, Ltd......................................    29,122      15,236
  #*St. Barbara, Ltd..................................................   573,403     832,729
   *Starpharma Holdings, Ltd..........................................    96,088     146,828
   *Straits Resources, Ltd............................................   233,593      28,045
    Structural Systems, Ltd...........................................    27,729      20,882
    STW Communications Group, Ltd.....................................   354,120     345,635
   *Sun Resources NL..................................................    45,156       2,590
   #Suncorp Group, Ltd................................................ 1,146,158  10,165,876
   *Sundance Energy Australia, Ltd....................................   197,442      86,131
  #*Sundance Resources, Ltd........................................... 1,191,078     416,597
   *Sunland Group, Ltd................................................   144,886     133,845
    Super Retail Group, Ltd...........................................   105,636     847,680
    Swick Mining Services, Ltd........................................   101,218      25,885
    Sydney Airport, Ltd...............................................   108,242     357,189
    TABCORP Holdings, Ltd.............................................   894,417   3,044,168
   *Talent2 International, Ltd........................................    70,115      56,867
  #*Tanami Gold NL....................................................    99,903      77,995
  #*Tap Oil, Ltd......................................................   383,218     254,414
    Tassal Group, Ltd.................................................   107,949     143,351
    Tatts Group, Ltd.................................................. 1,948,870   5,930,432
   #Technology One, Ltd...............................................    79,299     103,761
    Telstra Corp., Ltd................................................   281,830   1,183,612
    Telstra Corp., Ltd. ADR...........................................    36,500     767,230
   #Ten Network Holdings, Ltd......................................... 1,506,987     747,900
   *Terramin Australia, Ltd...........................................    48,195       1,967
  #*Texon Petroleum, Ltd..............................................    72,571      35,938
    TFS Corp., Ltd....................................................   173,051      76,070
   *Thakral Holdings Group, Ltd.......................................   342,986     273,632
   *ThinkSmart, Ltd...................................................     2,737         546
    Thorn Group, Ltd..................................................   174,454     291,345
   #Toll Holdings, Ltd................................................ 1,009,176   4,239,265
   *Toro Energy, Ltd..................................................    33,302       2,343

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
AUSTRALIA -- (Continued)
    Tox Free Solutions, Ltd...........................................   112,199 $    294,196
    TPG Telecom, Ltd..................................................   428,098      867,839
    Transfield Services, Ltd..........................................   701,260    1,351,992
   *Transpacific Industries Group, Ltd................................ 1,316,438    1,061,954
    Transurban Group, Ltd.............................................   276,246    1,774,536
   *Treasury Wine Estates, Ltd........................................   311,062    1,438,196
    Troy Resources, Ltd...............................................    79,238      329,965
    Trust Co., Ltd. (The).............................................    23,082      128,187
   #UGL, Ltd..........................................................   204,422    2,789,309
   *Unity Mining, Ltd.................................................   255,688       27,936
    UXC, Ltd..........................................................   255,131      169,458
    Village Roadshow, Ltd.............................................   112,631      371,977
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 3,195,173    1,352,893
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 3,195,173       16,789
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd..............    11,897       42,039
    Washington H. Soul Pattinson & Co., Ltd...........................   171,363    2,364,724
    Watpac, Ltd.......................................................   137,522      105,048
    WDS, Ltd..........................................................    74,726       37,495
   #Webjet, Ltd.......................................................    37,950      135,795
    Webster, Ltd......................................................    13,767        7,475
    Wesfarmers, Ltd...................................................   461,899   15,764,084
   #Western Areas NL..................................................   121,658      444,460
    Westpac Banking Corp..............................................   652,008   15,814,452
   #Westpac Banking Corp. Sponsored ADR...............................    52,460    6,341,365
  #*White Energy Co., Ltd.............................................     2,379          757
    Whitehaven Coal, Ltd..............................................   157,731      603,897
    WHK Group, Ltd....................................................   240,888      225,219
   #Wide Bay Australia, Ltd...........................................    22,583      162,772
   *Willmott Forests, Ltd.............................................    46,112           --
  #*Windimurra Vanadium, Ltd..........................................    62,376           --
    Woodside Petroleum, Ltd...........................................    77,054    2,717,504
    Woolworths, Ltd...................................................    78,113    2,340,457
    WorleyParsons, Ltd................................................    28,811      785,735
   #Wotif.com Holdings, Ltd...........................................    51,871      222,410
   *Yancoal Australia, Ltd. (B7TY454).................................   129,201      336,726
   *Yancoal Australia, Ltd. (B84LB45).................................   129,201      113,374
   *YTC Resources, Ltd................................................    16,667        3,311
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            414,976,836
                                                                                 ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................................     3,273      366,144
    Andritz AG........................................................    26,662    1,457,522
   *A-TEC Industries AG...............................................    19,046           --
    Atrium European Real Estate, Ltd..................................   108,747      485,249
   *Austria Technologie & Systemtechnik AG............................     8,499       65,638
    BWT AG............................................................     4,147       66,638
   #CA Immobilien Anlagen AG..........................................    47,864      472,944
  #*Erste Group Bank AG...............................................   172,283    3,112,888
   #EVN AG............................................................    23,443      290,286
    Flughafen Wien AG.................................................    11,270      439,077
    Frauenthal Holding AG.............................................       198        2,066
   *Immofinanz AG.....................................................   581,128    1,900,104
  #*Intercell AG......................................................    29,444       69,448
   *Kapsch TrafficCom AG..............................................     1,732      124,580
   #Lenzing AG........................................................     6,137      537,029
    Mayr-Melnhof Karton AG............................................     5,544      487,846
    Oberbank AG.......................................................     2,295      134,684
   #Oesterreichischen Post AG.........................................    24,206      771,227
    OMV AG............................................................   128,371    4,027,811
    Palfinger AG......................................................     5,059       99,304
    Polytec Holding AG................................................     7,638       50,572

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRIA -- (Continued)
   #Raiffeisen Bank International AG..................................    69,603 $ 2,290,820
   #RHI AG............................................................    14,518     320,640
    Rosenbauer International AG.......................................     1,503      73,055
    S IMMO AG.........................................................    23,268     128,392
   *S&T System Integration & Technology Distribution AG...............       164         420
    Schoeller-Bleckmann Oilfield Equipment AG.........................     7,705     647,016
    Semperit Holding AG...............................................     5,319     180,399
    Strabag SE........................................................    39,798     897,590
    Telekom Austria AG................................................    83,204     756,644
    Telekom Austria AG ADR............................................     4,200      75,306
  #*Uniqa Versicherungen AG...........................................    47,525     529,864
    Verbund AG........................................................    14,787     282,824
   #Vienna Insurance Group AG Wiener Versicherung Gruppe..............    40,301   1,567,670
   #Voestalpine AG....................................................   121,939   3,311,925
   *Warimpex Finanz und Beteiligungs AG...............................     7,537       6,951
   #Wienerberger AG...................................................   160,763   1,351,544
    Wolford AG........................................................     1,281      43,295
   #Zumtobel AG.......................................................    27,628     296,152
                                                                                 -----------
TOTAL AUSTRIA.........................................................            27,721,564
                                                                                 -----------
BELGIUM -- (0.9%)
  #*Ablynx NV.........................................................     7,524      26,143
    Ackermans & van Haaren NV.........................................    32,935   2,517,111
    Ageas............................................................. 3,534,165   7,009,445
   *Agfa-Gevaert NV...................................................   245,838     377,241
    Anheuser-Busch InBev NV...........................................    80,499   6,369,358
   #Anheuser-Busch InBev NV Sponsored ADR.............................    87,951   6,967,478
    Arseus NV.........................................................    31,414     510,696
    Banque Nationale de Belgique......................................       247     664,460
    Barco NV..........................................................    18,231   1,045,491
   #Bekaert NV........................................................    40,932   1,055,608
    Belgacom SA.......................................................    41,300   1,188,287
    Colruyt SA........................................................    11,475     520,398
    Compagnie d'Entreprises SA........................................    14,234     741,197
    Compagnie Immobiliere de Belgique SA..............................     2,181      68,516
    Compagnie Maritime Belge SA.......................................    18,649     389,543
   *Deceuninck NV.....................................................    89,484     116,499
    Delhaize Group SA.................................................    21,298     761,542
    Delhaize Group SA Sponsored ADR...................................    62,138   2,227,647
  #*Devgen NV.........................................................     5,605      57,692
  #*Dexia SA..........................................................   675,365     182,464
    D'ieteren SA......................................................    26,027   1,080,356
    Duvel Moorgat SA..................................................       360      34,510
    Econocom Group SA.................................................     4,815     100,189
   #Elia System Operator SA...........................................    26,420   1,050,005
   *Euronav SA........................................................    25,353     161,883
    EVS Broadcast Equipment SA........................................     9,860     464,665
    Exmar NV..........................................................    42,234     299,293
   *Galapagos NV......................................................    31,337     562,935
    Hamon SA..........................................................       743      13,514
    Image Recognition Integrated Systems (I.R.I.S.) SA................       843      29,031
   *Ion Beam Applications SA..........................................    19,234      98,285
    Jensen-Group NV...................................................     2,121      20,863
    KBC Groep NV......................................................   139,860   2,921,323
    Kinepolis Group NV................................................    11,934   1,026,527
    Lotus Bakeries NV.................................................        24      15,045
    Melexis NV........................................................    14,492     216,103
    Mobistar SA.......................................................     8,610     265,463
   #Nyrstar NV........................................................   182,217     872,987
  #*Option NV.........................................................    88,995      35,010
   *RealDolmen NV.....................................................     1,807      38,254

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
BELGIUM -- (Continued)
    Recticel SA.......................................................  28,985 $   180,711
    Rosier SA.........................................................      38      11,268
    Roularta Media Group NV...........................................   4,380      74,659
   *SAPEC SA..........................................................     190       8,646
    Sioen Industries NV...............................................   4,626      27,298
    Sipef NV..........................................................   9,094     698,193
    Solvay SA.........................................................  49,042   5,091,817
    Telenet Group Holding NV..........................................  33,559   1,478,015
    Tessenderlo Chemie NV.............................................  40,461   1,059,473
  #*ThromboGenics NV..................................................  18,779     606,065
    UCB SA............................................................  88,961   4,450,512
    Umicore SA........................................................  53,168   2,352,546
    Van de Velde NV...................................................   2,717     122,883
    VPK Packaging Group SA............................................   1,132      38,779
                                                                               -----------
TOTAL BELGIUM.........................................................          58,303,922
                                                                               -----------
CANADA -- (9.7%)
   *20-20 Technologies, Inc...........................................     600       2,387
   *5N Plus, Inc......................................................  34,868      71,624
    Aastra Technologies, Ltd..........................................  14,736     249,800
   *Absolute Software Corp............................................  52,868     263,062
  #*Advantage Oil & Gas, Ltd.......................................... 311,993   1,222,648
    Aecon Group, Inc.................................................. 120,182   1,442,879
  #*AEterna Zentaris, Inc.............................................  30,466      12,759
   #AG Growth International, Inc......................................  17,078     561,972
    AGF Management, Ltd. Class B...................................... 148,256   1,759,233
    Agnico-Eagle Mines, Ltd...........................................  91,788   4,028,110
    Agrium, Inc.......................................................  88,292   8,398,239
    Aimia, Inc........................................................ 248,247   3,302,204
  #*Ainsworth Lumber Co., Ltd.........................................  64,174     122,864
   *Air Canada Class A................................................  69,620      79,141
    Akita Drilling, Ltd. Class A......................................  11,400     114,813
   *Alacer Gold Corp..................................................  96,906     574,952
    Alamos Gold, Inc..................................................  55,200     865,278
   *AlarmForce Industries, Inc........................................   2,900      26,055
   *Alexco Resource Corp..............................................  32,900     135,491
    Algoma Central Corp...............................................   1,186     138,072
    Algonquin Power & Utilities Corp.................................. 184,240   1,212,528
    Alimentation Couche-Taro, Inc. Class B............................  69,300   3,282,395
    Alliance Grain Traders, Inc.......................................  22,305     310,715
   #AltaGas, Ltd......................................................  76,762   2,388,168
  #*Alterra Power Corp................................................ 140,495      63,744
    Amerigo Resources, Ltd............................................ 153,100      85,492
   *Anderson Energy, Ltd.............................................. 116,562      36,032
    Andrew Peller, Ltd. Class A.......................................   2,000      20,043
   *Angle Energy, Inc................................................. 106,859     392,124
   *Antrim Energy, Inc................................................ 113,188      71,106
   #ARC Resources, Ltd................................................ 145,788   3,638,703
   *Argonaut Gold, Inc................................................ 108,084     895,625
  #*Armtec Infrastructure, Inc........................................   7,999      25,604
  #*Arsenal Energy, Inc............................................... 128,346      53,752
    Astral Media, Inc. Class A........................................  73,205   3,589,990
    Atco, Ltd. Class I................................................  23,900   1,756,424
  #*Atna Resource, Ltd................................................  67,388      63,837
   *Atrium Innovations, Inc...........................................  36,836     417,635
   *ATS Automation Tooling System, Inc................................ 115,549     940,200
  #*Aura Minerals, Inc................................................ 174,033      81,563
  #*AuRico Gold, Inc.................................................. 372,289   2,416,714
   *Aurizon Mines, Ltd................................................  94,600     419,774
    AutoCanada, Inc...................................................  19,242     268,431
   #AvenEx Energy Corp................................................  57,948     172,194

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CANADA -- (Continued)
  #*Avion Gold Corp................................................... 214,908 $   107,149
   *AXIA NetMedia Corp................................................  50,400      69,354
  #*B2Gold Corp....................................................... 298,857     959,585
    Badger Daylighting, Ltd...........................................     247       6,234
  #*Ballard Power Systems, Inc........................................ 162,070     168,074
   #Bank of Montreal.................................................. 270,060  15,468,162
    Bank of Nova Scotia............................................... 264,875  13,826,800
  #*Bankers Petroleum, Ltd............................................ 157,474     381,574
    Barrick Gold Corp................................................. 273,994   9,018,838
   #Baytex Energy Corp................................................  15,900     659,243
   #BCE, Inc..........................................................  54,916   2,337,154
   #Bell Aliant, Inc.................................................. 105,319   2,620,241
   *Bellatrix Exploration, Ltd........................................ 200,553     721,939
   *Birch Mountain Resources, Ltd.....................................   1,200          --
  #*Birchcliff Energy, Ltd............................................  97,200     675,559
   #Bird Construction, Inc............................................  18,554     254,022
   #Black Diamond Group, Ltd..........................................  31,697     683,658
   *BlackPearl Resources, Inc......................................... 252,562     760,570
    BMTC Group, Inc. Class A..........................................   1,600      28,718
  #*BNK Petroleum, Inc................................................  47,495      35,520
    Bombardier, Inc. Class A..........................................  25,790      95,923
   #Bombardier, Inc. Class B.......................................... 202,000     727,148
   #Bonavista Energy Corp............................................. 148,225   2,694,463
   #Bonterra Energy Corp..............................................   6,100     284,547
   *Boralex, Inc. Class A.............................................  27,789     242,186
   *Brick, Ltd. (The).................................................  23,200      92,536
  #*Brigus Gold Corp.................................................. 189,017     152,669
   #Brookfield Asset Management, Inc. Class A.........................  63,400   2,150,738
   #Brookfield Office Properties, Inc.................................  45,000     769,557
   *Brookfield Residential Properties, Inc............................   3,123      35,190
   *C&C Energia, Ltd..................................................   9,692      60,789
   #CAE, Inc.......................................................... 198,315   1,999,267
   *Caledonia Mining Corp.............................................  83,000       6,414
   #Calfrac Well Services, Ltd........................................  47,523   1,123,094
    Calian Technologies, Ltd..........................................   1,677      34,950
  #*Calmena Energy Services, Inc...................................... 102,654      16,890
   *Calvalley Petroleums, Inc. Class A................................  90,892     223,865
    Cameco Corp....................................................... 228,383   4,782,413
   #Canaccord Financial, Inc. (B01R1T5)............................... 113,518     520,699
   #Canaccord Financial, Inc. (B0BV8K7)...............................  10,640      49,807
  #*Canacol Energy, Ltd............................................... 113,032      51,283
    Canada Bread Co., Ltd.............................................   7,900     340,704
   *Canada Lithium Corp...............................................  35,412      18,362
   #Canadian Energy Services & Technology Corp........................  27,441     288,133
   #Canadian Helicopters Group, Inc...................................   5,298     155,952
   #Canadian Imperial Bank of Commerce................................  88,245   6,454,376
   #Canadian National Railway Co......................................  54,400   4,799,091
    Canadian National Resources, Ltd.................................. 404,050  11,019,362
   #Canadian Oil Sands, Ltd........................................... 111,500   2,243,676
    Canadian Pacific Railway, Ltd.....................................  87,742   7,131,526
   #Canadian Tire Corp. Class A.......................................  82,910   5,482,138
    Canadian Utilities, Ltd. Class A..................................  63,751   4,449,888
   #Canadian Western Bank.............................................  93,651   2,453,220
   *Canam Group, Inc. Class A.........................................  50,600     232,098
   *Candente Copper Corp..............................................   9,800       4,886
  #*Canfor Corp....................................................... 135,739   1,603,936
   #Canfor Pulp Products, Inc.........................................  58,859     504,749
   *Cangene Corp......................................................  35,800      55,689
    CanWel Building Materials Group, Ltd..............................   9,500      20,841
    Canyon Services Group, Inc........................................  29,730     292,898
    Capital Power Corp................................................  46,621   1,000,433

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CANADA -- (Continued)
    Capstone Infrastructure Corp......................................    81,972 $  362,104
  #*Capstone Mining Corp..............................................   435,083    976,155
   *Cardero Resource Corp.............................................    42,958     38,124
    Cascades, Inc.....................................................    99,807    473,731
   #Cash Store Financial Services, Inc. (The).........................     7,699     45,832
   *Catalyst Paper Corp...............................................   496,598        743
   *Catamaran Corp....................................................    19,200  1,630,808
    Cathedral Energy Services, Ltd....................................    32,947    187,264
    CCL Industries, Inc. Class B......................................    37,400  1,292,227
   *Celestica, Inc....................................................   281,296  2,142,994
   *Celtic Exploration, Ltd...........................................    62,500  1,091,265
    Cenovus Energy, Inc...............................................   160,717  4,911,977
    Centerra Gold, Inc................................................    64,106    460,891
   *Cequence Energy, Ltd..............................................    92,986    134,447
  #*CGI Group, Inc. Class A...........................................   149,286  3,517,603
  #*China Gold International Resources Corp., Ltd.....................   248,200    574,188
   *Chinook Energy, Inc...............................................    26,878     42,079
    Churchill Corp. Class A (The).....................................    18,403    151,577
   #CI Financial Corp.................................................    29,000    645,151
   *CIC Energy Corp...................................................    53,350     93,097
   #Cineplex, Inc.....................................................    58,423  1,747,709
    Clairvest Group, Inc..............................................     1,100     19,305
   *Clarke, Inc.......................................................    13,900     54,195
   *Claude Resources, Inc.............................................   262,411    183,166
   #CML HealthCare, Inc...............................................    57,062    533,720
   *Coastal Contacts, Inc.............................................    16,400     58,872
    Cogeco Cable, Inc.................................................    20,920    754,735
    Cogeco, Inc.......................................................       200      6,286
    Colabor Group, Inc................................................    26,521    218,705
   *COM DEV International, Ltd........................................    87,600    269,915
  #*Compton Petroleum Corp............................................       641        793
    Computer Modelling Group, Ltd.....................................    11,568    213,169
  #*Connacher Oil & Gas, Ltd..........................................   783,434    378,886
    Constellation Software, Inc.......................................     2,862    263,954
    Contrans Group, Inc. Class A......................................    16,282    142,063
  #*Copper Mountain Mining Corp.......................................    62,013    199,733
    Corby Distilleries, Ltd. Class A..................................    10,550    177,788
  #*Corridor Resources, Inc...........................................    89,500     74,966
   #Corus Entertainment, Inc. Class B.................................   115,600  2,615,510
   *Cott Corp.........................................................   145,888  1,236,524
   #Crescent Point Energy Corp........................................   116,706  4,638,681
  #*Crew Energy, Inc..................................................   146,913  1,013,749
   *Crocotta Energy, Inc..............................................    51,341    139,763
   *Crown Point Ventures, Ltd.........................................    21,961      8,759
   *CVTech Group, Inc.................................................     9,700     10,156
    Davis & Henderson Corp............................................   100,009  1,819,977
  #*DeeThree Exploration, Ltd.........................................   135,112    572,594
   *Delphi Energy Corp................................................   145,932    206,635
  #*Denison Mines Corp................................................   538,810    725,326
   *Descartes Systems Group, Inc. (The)...............................    61,729    513,972
   *DHX Media, Ltd....................................................    17,231     19,588
    DirectCash Payments, Inc..........................................     1,447     33,706
    Dollarama, Inc....................................................    30,462  1,898,464
    Dorel Industries, Inc. Class B....................................    37,624  1,046,726
  #*DragonWave, Inc...................................................    43,606    100,009
  #*Dundee Precious Metals, Inc.......................................   137,015  1,067,046
   *Dynasty Metals & Mining, Inc......................................     2,057      3,179
  #*Eastern Platinum, Ltd............................................. 1,014,200    197,207
    easyhome, Ltd.....................................................       500      2,996
   *EGI Financial Holdings, Inc.......................................       900      8,050
    E-L Financial Corp., Ltd..........................................        88     35,539

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
    Eldorado Gold Corp................................................ 374,446 $4,051,193
   *Electrovaya, Inc..................................................  13,400      5,746
    Emera, Inc........................................................  16,017    564,113
    Empire Co., Ltd. Class A..........................................  37,577  2,139,174
   #Enbridge Income Fund Holdings, Inc................................  24,901    579,041
   #Enbridge, Inc..................................................... 142,270  5,820,749
   #Encana Corp....................................................... 299,924  6,681,261
  #*Endeavour Mining Corp............................................. 134,580    316,706
   *Endeavour Silver Corp.............................................  42,825    342,480
   #Enerflex, Ltd.....................................................  43,900    502,978
  #*Energy Fuels, Inc................................................. 595,933    142,617
   #Enerplus Corp..................................................... 164,282  2,308,155
    Enghouse Systems, Ltd.............................................  11,429    156,474
   #Ensign Energy Services, Inc....................................... 171,199  2,521,423
  #*Epsilon Energy, Ltd...............................................  83,020    168,052
   *Equal Energy, Ltd.................................................     500      1,575
    Equitable Group, Inc..............................................  13,470    355,739
    Essential Energy Services, Ltd....................................  70,480    149,696
  #*Etrion Corp.......................................................  47,449     16,387
    Evertz Technologies, Ltd..........................................  13,600    171,551
   *Excellon Resources, Inc...........................................  80,500     42,544
   #Exchange Income Corp..............................................   7,830    201,049
    Exco Technologies, Ltd............................................   7,600     37,892
   *EXFO, Inc.........................................................  28,818    136,496
   *Fairborne Energy, Ltd............................................. 118,625    218,833
    Fairfax Financial Holdings, Ltd...................................  15,330  5,770,629
    Fiera Capital Corp................................................     900      6,892
    Finning International, Inc........................................  52,300  1,201,568
    First Capital Realty, Inc.........................................  55,426  1,026,336
  #*First Majestic Silver Corp........................................  86,039  1,396,734
    First National Financial Corp.....................................     278      4,671
   *First Nickel, Inc.................................................  18,000      1,256
    First Quantum Minerals, Ltd....................................... 255,865  4,646,060
   *First Uranium Corp................................................ 238,864     54,783
   *FirstService Corp.................................................  11,721    313,581
   *Formation Metals, Inc.............................................   7,700      2,726
   *Forsys Metals Corp................................................  13,520     11,594
   #Fortis, Inc.......................................................  62,628  2,094,574
  #*Fortress Paper, Ltd. Class A......................................  17,109    242,769
   *Fortuna Silver Mines, Inc......................................... 102,160    386,086
   *Fraser Papers, Inc................................................   6,400         --
   *Garda World Security Corp. Class A................................  14,171    122,796
   *GBS Gold International, Inc.......................................  42,400         --
    Genivar, Inc......................................................  41,150    886,724
    Genworth MI Canada, Inc...........................................  54,332    919,936
   *GeoMark Exploration, Ltd..........................................  17,100     13,130
    George Weston, Ltd................................................  33,361  1,971,022
   #Gildan Activewear, Inc............................................ 116,700  3,290,897
    Glacier Media, Inc................................................  22,700     45,271
    Glentel, Inc......................................................   7,600     82,226
   *GLG Life Tech Corp................................................   2,810      1,849
    Gluskin Sheff & Associates, Inc...................................   5,300     76,367
   *GLV, Inc. Class A.................................................  12,023     21,700
    GMP Capital, Inc..................................................  87,400    420,942
   #Goldcorp, Inc. (2676302).......................................... 232,421  8,389,729
    Goldcorp, Inc. (380956409)........................................  61,585  2,219,523
  #*Golden Star Resources, Ltd........................................ 398,301    464,688
   *Gran Tierra Energy, Inc........................................... 401,583  1,838,028
    Granite Real Estate, Inc..........................................  40,191  1,434,749
  #*Great Basin Gold, Ltd............................................. 606,744    363,012
   *Great Canadian Gaming Corp........................................  94,363    924,952

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
  #*Great Panther Silver, Ltd.........................................  52,100 $   85,201
    Great-West Lifeco, Inc............................................ 121,700  2,630,958
  #*Guide Exploration, Ltd............................................ 153,941    349,988
   *Hanfeng Evergreen, Inc............................................  42,625     78,632
   *Harry Winston Diamond Corp........................................ 110,079  1,426,960
   *Helix BioPharma Corp..............................................     900      1,095
   *Hemisphere GPS, Inc...............................................  46,880     31,788
   *Heroux-Devtek, Inc................................................  27,600    308,242
    High Liner Foods, Inc.............................................     500      9,697
  #*High River Gold Mines, Ltd........................................ 261,194    369,841
   #Home Capital Group, Inc...........................................  27,800  1,257,424
    Horizon North Logistics, Inc......................................  62,347    379,236
   #HudBay Minerals, Inc.............................................. 265,182  2,239,708
   #Husky Energy, Inc................................................. 137,968  3,427,016
   *Hydrogenics Corp..................................................     700      4,607
    IAMGOLD Corp...................................................... 308,829  3,449,055
   #IBI Group, Inc....................................................  16,312    162,006
    IGM Financial, Inc................................................  27,700  1,085,240
  #*Imax Corp.........................................................  36,920    818,031
   *Imperial Metals Corp..............................................  57,400    481,362
    Imperial Oil, Ltd.................................................  29,603  1,268,131
  #*IMRIS, Inc........................................................  14,500     50,606
   #Indigo Books & Music, Inc.........................................   5,523     41,525
    Industrial Alliance Insurance & Financial Services, Inc........... 121,200  2,701,122
    Inmet Mining Corp.................................................  66,257  2,635,481
   #Innergex Renewable Energy, Inc....................................  77,569    840,005
   *Insignia Energy, Ltd..............................................   4,148      2,978
    Intact Financial Corp.............................................  86,012  5,532,008
   *Inter-Citic Minerals, Inc.........................................     400        602
   *International Forest Products, Ltd. Class A.......................  61,161    317,133
   *Intertape Polymer Group, Inc......................................  98,455    834,489
  #*Ithaca Energy, Inc................................................ 301,437    586,132
  #*Ivanhoe Energy, Inc............................................... 178,087    115,428
  #*Ivanhoe Mines, Ltd................................................ 107,344    904,479
   *Ivernia, Inc...................................................... 156,000     20,222
  #*Jaguar Mining, Inc................................................ 132,369    110,874
    Jean Coutu Group PJC, Inc. Class A (The)..........................  95,600  1,371,774
   #Just Energy Group, Inc............................................ 120,423  1,332,897
  #*Katanga Mining, Ltd............................................... 525,231    261,869
   *K-Bro Linen, Inc..................................................     742     18,956
   #Keyera Corp.......................................................  21,659    977,716
   #Killam Properties, Inc............................................  46,268    602,081
  #*Kimber Resources, Inc.............................................  15,200     10,913
   *Kingsway Financial Services, Inc..................................  15,975     37,435
    Kinross Gold Corp................................................. 821,576  6,865,241
   *Kirkland Lake Gold, Inc...........................................  19,100    222,454
   *La Mancha Resources, Inc.......................................... 109,500    375,610
   *Lake Shore Gold Corp.............................................. 135,608    139,279
   *Laramide Resources, Ltd...........................................  95,621     81,047
    Laurentian Bank of Canada.........................................  44,100  2,090,996
    Le Chateau, Inc. Class A..........................................  15,700     33,502
   *Legacy Oil & Gas, Inc............................................. 174,512  1,125,884
   #Leisureworld Senior Care Corp.....................................  27,099    318,319
    Leon's Furniture, Ltd.............................................  36,579    432,229
   #Linamar Corp......................................................  68,154  1,373,478
   #Liquor Stores N.A., Ltd...........................................  26,797    521,056
   #Loblaw Cos., Ltd..................................................  84,400  2,741,096
   *Lundin Mining Corp................................................ 700,053  2,994,692
    MacDonald Dettweiler & Associates, Ltd............................  31,419  1,721,568
    Magna International, Inc.......................................... 167,874  6,729,356
  #*Mainstreet Equity Corp............................................   5,282    166,858

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CANADA -- (Continued)
    Major Drilling Group International, Inc...........................  78,900 $   800,133
    Manitoba Telecom Services, Inc....................................  24,100     818,994
   #Manulife Financial Corp........................................... 747,004   8,022,369
    Maple Leaf Foods, Inc............................................. 113,000   1,126,789
   *Martinrea International, Inc...................................... 108,282     885,389
   *Maxim Power Corp..................................................  24,537      48,690
   *MBAC Fertilizer Corp..............................................     200         558
    Mediagrif Interactive Technologies, Inc...........................   1,100      19,524
   *MEG Energy Corp...................................................  62,520   2,543,567
   *MEGA Brands, Inc..................................................   3,848      27,704
  #*Mercator Minerals, Ltd............................................ 131,933      72,357
   #Methanex Corp..................................................... 164,300   4,510,325
   #Metro, Inc........................................................  81,000   4,494,840
   *MGM Energy Corp...................................................     248          52
  #*Migao Corp........................................................  61,406     176,959
   *Minco Silver Corp.................................................   1,400       1,996
  #*Minera Andes Acquisition Corp..................................... 102,126     305,507
   *Miranda Technologies, Inc.........................................  32,800     556,015
  #*Mood Media Corp...................................................  21,268      58,957
    Morneau Shepell, Inc..............................................  43,369     533,220
    Mullen Group, Ltd.................................................  74,695   1,638,620
    National Bank of Canada........................................... 103,598   7,714,712
  #*New Gold, Inc..................................................... 286,600   2,917,870
    Newalta Corp......................................................  63,395     786,393
    Nexen, Inc........................................................ 417,198  10,599,995
  #*Niko Resources, Ltd...............................................  41,450     711,327
   *Norbord, Inc......................................................  39,137     545,190
   #Nordion, Inc...................................................... 145,226   1,371,382
  #*North American Energy Partners, Inc...............................  15,676      41,736
  #*North American Palladium, Ltd..................................... 201,945     340,317
    North West Co., Inc. (The)........................................  11,277     242,554
   #Northland Power, Inc..............................................  83,751   1,542,485
  #*NovaCopper, Inc...................................................   9,933      17,928
  #*NovaGold Resources, Inc...........................................  59,600     240,100
   *Nuvista Energy, Ltd............................................... 115,039     518,499
   *Nuvo Research, Inc................................................  32,000       1,915
   *OceanaGold Corp................................................... 399,358     840,251
  #*Olympus Pacific Minerals, Inc.....................................  13,600       2,848
    Onex Corp.........................................................  83,587   3,181,449
  #*Open Range Energy Corp............................................  72,749     108,088
   *Open Text Corp....................................................  49,000   2,213,880
   *Oromin Explorations, Ltd..........................................  24,803      12,861
  #*Orvana Minerals Corp..............................................  85,324      80,827
  #*Osisko Mining Corp................................................ 133,874   1,144,040
   *Pace Oil & Gas, Ltd...............................................  64,988     193,114
   #Pacific Rubiales Energy Corp...................................... 137,674   3,114,945
   *Paladin Labs, Inc.................................................  11,433     565,465
   #Pan American Silver Corp.......................................... 259,003   3,876,592
  #*Paramount Resources, Ltd. Class A.................................  37,465   1,009,427
   *Parex Resources, Inc..............................................  28,861     138,427
   #Parkland Fuel Corp................................................  22,895     338,568
    Pason Systems, Inc................................................  31,719     459,884
   *Patheon, Inc......................................................  14,127      35,921
   #Pembina Pipeline Corp.............................................  63,855   1,706,452
   #Pengrowth Energy Corp............................................. 663,010   4,224,597
   #Penn West Petroleum, Ltd.......................................... 371,430   5,066,722
  #*Peregrine Diamonds, Ltd...........................................  32,200      14,770
   #Perpetual Energy, Inc.............................................  83,329     104,696
  #*Petaquilla Minerals, Ltd..........................................  99,811      37,323
   #PetroBakken Energy, Ltd. Class A.................................. 120,795   1,499,624
   *Petrobank Energy & Resources, Ltd................................. 152,098   1,766,906

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CANADA -- (Continued)
   #Petrominerales, Ltd............................................... 100,118 $   926,455
   #Peyto Exploration & Development Corp..............................  65,900   1,406,252
   #PHX Energy Services Corp..........................................  21,450     176,460
  #*Pilot Gold, Inc...................................................  35,194      33,690
   *Points International, Ltd.........................................   6,420      80,278
   *Polaris Miner Corp................................................   7,200       4,882
   #Poseidon Concepts Corp............................................  64,303     891,272
    Potash Corp. of Saskatchewan, Inc.................................  50,900   2,253,537
   *Precision Drilling Corp........................................... 332,149   2,643,016
   #Premium Brands Holdings Corp......................................  26,789     485,373
  #*Primero Mining Corp...............................................  17,344      59,840
    Progress Energy Resources Corp.................................... 239,100   5,426,451
    Progressive Waste Solutions, Ltd.................................. 147,062   2,947,546
   *ProMetic Life Sciences, Inc.......................................  41,000       6,133
    Pulse Seismic, Inc................................................  73,608     163,679
   *Pure Energy Services, Ltd.........................................  11,600      88,488
   *QLT, Inc..........................................................  75,983     638,716
   *Quebecor, Inc. Class B............................................  59,900   2,109,655
  #*Questerre Energy Corp.............................................  81,025      55,748
   *Ram Power Corp.................................................... 117,525      27,540
    Reitmans Canada, Ltd..............................................   1,346      16,549
    Reitmans Canada, Ltd. Class A.....................................  52,800     631,799
  #*Research In Motion, Ltd........................................... 282,291   2,021,089
   *Resolute Forest Products..........................................     248       2,283
    Richelieu Hardware, Ltd...........................................  12,606     439,830
   *Richmont Mines, Inc...............................................  29,228     103,173
   #Ritchie Brothers Auctioneers, Inc.................................  62,100   1,313,398
  #*RMP Energy, Inc................................................... 145,892     263,314
   *Rock Energy, Inc..................................................  25,600      28,846
    Rocky Mountain Dealerships, Inc...................................  16,742     181,969
   #Rogers Communications, Inc. Class B...............................  37,700   1,477,775
    Rogers Sugar, Inc.................................................  86,820     553,203
    RONA, Inc......................................................... 171,495   2,308,603
   #Royal Bank of Canada.............................................. 326,040  16,704,328
   *RS Technologies, Inc..............................................     174          21
   #Russel Metals, Inc................................................  95,020   2,443,602
  #*San Gold Corp.....................................................  62,431      57,273
  #*Sandvine Corp..................................................... 350,787     405,756
   #Saputo, Inc.......................................................  29,700   1,265,474
   #Savanna Energy Services Corp...................................... 117,156     883,182
   *Scorpio Mining Corp............................................... 136,693      72,241
  #*Seabridge Gold, Inc...............................................  15,600     229,757
   *Sears Canada, Inc.................................................   2,082      21,695
  #*Secure Energy Services, Inc.......................................  65,513     547,439
   #SEMAFO, Inc....................................................... 177,700     559,936
   #Shaw Communictions, Inc. Class B..................................  77,585   1,514,023
    ShawCor, Ltd. Class A.............................................  58,706   2,072,872
    Sherritt International Corp....................................... 417,219   1,855,509
   #Shoppers Drug Mart Corp........................................... 104,200   4,296,425
   *Shore Gold, Inc................................................... 249,227      43,491
   *Sierra Wireless, Inc..............................................  51,526     485,537
   *Silver Standard Resources, Inc.................................... 112,437   1,436,225
    Silver Wheaton Corp...............................................  67,780   1,868,115
  #*Sino-Forest Corp.................................................. 230,700          --
   #SNC-Lavalin Group, Inc............................................  19,800     781,062
   *Softchoice Corp...................................................  13,855     168,551
   *Sonde Resources Corp..............................................  14,187      24,332
  #*Southern Pacific Resource Corp.................................... 514,528     718,292
  #*SouthGobi Resources, Ltd.......................................... 103,376     406,144
  #*Sprott Resource Corp.............................................. 134,462     533,638
    Sprott Resource Lending Corp...................................... 117,078     163,443

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CANADA -- (Continued)
   #Sprott, Inc.......................................................  46,135 $   230,019
  #*St. Andrew Goldfields, Ltd........................................  61,500      23,304
   #Stantec, Inc......................................................  57,965   1,665,226
    Stella-Jones, Inc.................................................   3,250     179,862
   *Stornoway Diamond Corp............................................  41,283      28,816
    Strad Energy Services, Ltd........................................   1,000       4,427
   #Student Transportation, Inc.......................................  58,349     365,972
   #Sun Life Financial, Inc........................................... 342,761   7,444,119
    Suncor Energy, Inc................................................ 654,429  20,007,771
   *SunOpta, Inc. (2817510)...........................................  71,753     379,210
   *SunOpta, Inc. (8676EP108).........................................   5,169      27,602
   *Sun-Rype Products, Ltd............................................     100         633
   #Superior Plus Corp................................................ 143,297   1,051,669
   *Surge Energy, Inc.................................................  59,121     412,081
    Talisman Energy, Inc.............................................. 484,300   5,988,253
  #*Tanzanian Royalty Exploration Corp................................  27,290     115,653
   *Taseko Mines, Ltd................................................. 288,581     730,913
    Teck Resources, Ltd. Class A......................................   1,094      32,399
   #Teck Resources, Ltd. Class B...................................... 279,087   7,828,406
    Telus Corp........................................................  16,961   1,059,079
   #Telus Corp. Non-Voting............................................  51,070   3,132,388
   *Tembec, Inc.......................................................  62,310     135,450
   *Teranga Gold Corp.................................................  41,624      72,513
   *Terra Energy Corp.................................................  43,090      14,609
  #*Tethys Petroleum, Ltd.............................................  35,628      20,606
  #*Theratechnologies, Inc............................................  55,200      32,475
  #*Thompson Creek Metals Co., Inc.................................... 202,281     564,777
   #Thomson Reuters Corp.............................................. 168,078   4,766,554
    Tim Hortons, Inc..................................................  31,600   1,680,439
   *Timminco, Ltd.....................................................  17,306         121
   *Timmins Gold Corp.................................................  10,777      19,129
    TMX Group, Inc....................................................  17,400     858,852
   #Toromont Industries, Ltd..........................................  60,167   1,250,917
   #Toronto Dominion Bank............................................. 350,772  27,604,254
    Torstar Corp. Class B.............................................  81,400     738,635
   #Total Energy Services, Inc........................................  40,910     579,271
  #*Tourmaline Oil Corp............................................... 118,548   3,434,032
   #TransAlta Corp.................................................... 283,728   4,427,724
   *Transat AT, Inc. Class B..........................................   2,900       9,427
   #TransCanada Corp.................................................. 257,270  11,716,130
    Transcontinental, Inc. Class A....................................  94,998     920,756
    TransForce, Inc...................................................  81,693   1,448,374
   *TransGlobe Energy Corp............................................  62,088     596,827
   #Trican Well Service, Ltd.......................................... 135,619   1,628,212
   #Trilogy Energy Corp...............................................  14,500     351,204
   #Trinidad Drilling, Ltd............................................ 192,069   1,114,665
   *TSO3, Inc.........................................................   5,400       7,054
   *TVA Group, Inc. Class B...........................................   4,447      31,462
   #Twin Butte Energy, Ltd............................................ 267,283     663,643
    Uni-Select, Inc...................................................  18,664     511,987
  #*Uranium One, Inc.................................................. 756,145   1,726,651
  #*Ur-Energy, Inc.................................................... 108,833      97,671
   *Valeant Pharmaceuticals International, Inc........................  59,411   2,831,775
    Valener, Inc......................................................  16,587     262,818
   *Vecima Network, Inc...............................................   2,200       8,018
   #Veresen, Inc...................................................... 191,872   2,462,375
   #Vermilion Energy, Inc.............................................  11,853     552,553
   #Vero Energy, Inc..................................................  47,911      93,161
    Vicwest, Inc......................................................   3,452      35,764
    Viterra, Inc...................................................... 468,607   7,504,441
   *Vitran Corp., Inc.................................................   2,400      12,086

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

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
CANADA -- (Continued)
   #Wajax Corp........................................................    15,900 $    768,641
    WaterFurnace Renewable Energy, Inc................................     1,587       26,728
   *Wescast Industries, Inc...........................................       247        2,047
   *Wesdome Gold Mines, Ltd...........................................    85,051       72,936
    West Fraser Timber Co., Ltd.......................................    47,564    2,518,471
  #*Westaim Corp......................................................    88,100       65,009
  #*Western Forest Products, Inc......................................   112,025      106,121
   *Westfire Energy, Ltd..............................................    31,926      144,532
    Westjet Airlines, Ltd.............................................     6,100       97,748
  #*Westport Innovations, Inc.........................................    18,628      701,766
   *Whitecap Resources, Inc...........................................   146,766    1,024,444
   #Wi-Lan, Inc.......................................................   205,000    1,040,485
    Winpak, Ltd.......................................................    26,460      414,241
   *Winstar Resources, Ltd............................................     2,000        5,484
   *Wireless Matrix Corp..............................................    29,700       22,212
   *Xtreme Drilling and Coil Services Corp............................    17,126       28,348
   #Yamana Gold, Inc..................................................   565,316    8,382,359
  #*YM Biosciences, Inc...............................................    15,400       31,327
   *Yukon-Nevada Gold Corp............................................   145,232       44,170
   #Zargon Oil & Gas, Ltd.............................................    31,505      242,213
    ZCL Composite, Inc................................................    10,000       40,684
                                                                                 ------------
TOTAL CANADA..........................................................            639,363,891
                                                                                 ------------
CHINA -- (0.0%)
   *Apollo Solar Energy Technology Holdings, Ltd...................... 2,946,000       78,944
  #*China Public Procurement, Ltd.....................................   920,000           --
    Winteam Pharmaceutical Group, Ltd.................................   892,000      158,530
                                                                                 ------------
TOTAL CHINA...........................................................                237,474
                                                                                 ------------
DENMARK -- (0.9%)
    A.P. Moeller-Maersk A.S. Series A.................................       248    1,630,543
    A.P. Moeller-Maersk A.S. Series B.................................       645    4,462,774
    Alk-Abello A.S....................................................    10,530      666,018
   *Alm. Brand A.S....................................................   144,167      281,009
   *Amagerbanken A.S..................................................   347,815           --
    Ambu A.S. Series B................................................     2,123       46,221
   *Auriga Industries A.S. Series B...................................    28,324      357,700
  #*Bang & Olufsen Holdings A.S.......................................    55,627      551,580
  #*Bavarian Nordic A.S...............................................    37,193      321,533
    BoConcept Holding A.S.............................................       450        8,479
    Brodrene Hartmann A.S. Series B...................................     2,300       41,610
    Carlsberg A.S. Series B...........................................    64,561    5,218,404
    Chr. Hansen Holding A.S...........................................    43,515    1,241,571
    Coloplast A.S. Series B...........................................     3,250      615,382
   #D/S Norden A.S....................................................    42,034    1,029,219
   *Dalhoff Larsen & Horneman A.S.....................................     9,916        6,820
   *Danske Bank A.S...................................................   313,522    4,647,622
    DFDS A.S..........................................................     3,017      145,103
   *DiBa Bank A.S.....................................................    10,026       63,752
   *Djursland Bank A.S................................................     1,040       22,144
    DSV A.S...........................................................   119,086    2,551,915
    East Asiatic Co., Ltd. A.S........................................    21,026      495,814
   *FLSmidth & Co. A.S................................................    62,238    3,738,269
    Fluegger A.S. Series B............................................       350       19,293
   *Genmab A.S........................................................    53,302      546,878
    GN Store Nord A.S.................................................   283,334    3,375,107
    Gronlandsbanken A.S...............................................       290       19,381
   *H&H International A.S. Series B...................................     5,798       36,949
    H. Lundbeck A.S...................................................    49,125      972,680
    Harboes Bryggeri A.S..............................................     2,462       36,200
    IC Companys A.S...................................................     6,607       97,121

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
DENMARK -- (Continued)
    Jeudan A.S........................................................   1,880 $   142,142
   *Jyske Bank A.S....................................................  98,056   2,623,765
   *NeuroSearch A.S...................................................  23,697      26,369
   *Newcap Holding A.S................................................  24,798       3,105
    NKT Holding A.S...................................................  45,511   1,439,778
    Nordjyske Bank A.S................................................   3,195      36,497
   #Norresundby Bank A.S..............................................     880      21,008
    North Media A.S...................................................   3,000      12,203
    Novo-Nordisk A.S. Series B........................................   2,142     330,270
   #Novo-Nordisk A.S. Sponsored ADR...................................  25,483   3,938,143
    Novozymes A.S. Series B...........................................  36,465     896,470
   *Ostjydsk Bank A.S.................................................     380      13,391
  #*Pandora A.S.......................................................  90,301     864,251
   *Parken Sport & Entertainment A.S..................................   5,510      60,097
    Per Aarsleff A.S. Series B........................................   1,808     118,761
    Ringkjoebing Landbobank A.S.......................................   3,214     380,445
    Rockwool International A.S. Series B..............................  11,733   1,029,521
    Royal Unibrew A.S.................................................  12,511     786,280
    Schouw & Co. A.S..................................................  24,339     512,504
    SimCorp A.S.......................................................   2,185     355,747
   *Skjern Bank A.S...................................................     210       3,026
    Solar Holdings A.S. Series B......................................   6,162     315,320
   *Spar Nord Bank A.S................................................  71,725     260,546
   *Sparbank A.S......................................................   1,926      11,219
   *Sparekassen Faaborg A.S...........................................     271       9,189
   *Sydbank A.S....................................................... 115,704   1,872,300
    TDC A.S........................................................... 341,894   2,318,585
    Tivoli A.S........................................................      90      45,590
   *TK Development A.S................................................  49,771     123,183
   *Topdanmark A.S....................................................   9,959   1,688,222
   *TopoTarget A.S.................................................... 163,547      32,550
   *Topsil Semiconductor Materials A.S................................ 345,651      22,895
   *Torm A.S..........................................................  17,487      11,292
   *Torm A.S. ADR.....................................................  23,082      13,618
    Tryg A.S..........................................................  24,859   1,409,288
   *United International Enterprises A.S..............................   1,181     187,123
  #*Vestas Wind Systems A.S........................................... 169,241     807,100
   *Vestjysk Bank A.S.................................................  23,224      63,552
   *William Demant Holding A.S........................................   5,116     482,645
                                                                               -----------
TOTAL DENMARK.........................................................          56,515,081
                                                                               -----------
FINLAND -- (1.2%)
    Ahlstrom Oyj......................................................  20,956     330,770
    Aktia Oyj Series A................................................   1,669       9,233
   #Alma Media Oyj....................................................  23,225     137,032
    Amer Sports Oyj................................................... 148,662   1,684,062
    Aspo Oyj..........................................................   8,353      61,562
    Atria P.L.C.......................................................  18,777     115,427
   *Bank of Aland P.L.C. Series B.....................................   1,250      12,915
    BasWare Oyj.......................................................   4,560     119,617
   *Biotie Therapies Corp. Oyj........................................ 220,242     100,257
   #Cargotec Oyj Series B.............................................  35,013     760,084
    Citycon Oyj....................................................... 229,031     693,902
   *Componenta Oyj....................................................   4,400      15,752
    Comptel P.L.C.....................................................  51,194      24,504
    Cramo Oyj.........................................................  25,439     302,419
    Digia P.L.C.......................................................  10,944      31,543
    Efore Oyj.........................................................   7,109       5,236
   *Elcoteq SE........................................................  12,700          --
   *Elektrobit Corp. Oyj.............................................. 432,696     313,196
    Elisa Oyj.........................................................  89,579   1,860,538

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

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
FINLAND -- (Continued)
    Etteplan Oyj......................................................     7,036 $   21,706
   *Finnair Oyj.......................................................   103,789    229,420
   *Finnlines Oyj.....................................................    17,325    149,032
    Fiskars Oyj Abp...................................................    27,421    496,654
    Fortum Oyj........................................................   263,237  4,403,037
    F-Secure Oyj......................................................    60,115    116,689
   *Glaston Oyj Abp...................................................     9,400      3,352
    HKScan Oyj Series A...............................................    29,542    127,326
    Huhtamaki Oyj.....................................................   125,561  1,883,512
    Ilkka-Yhtyma Oyj..................................................    29,672    209,520
   #KCI Konecranes Oyj................................................    54,923  1,420,510
   #Kemira Oyj........................................................   151,695  1,898,595
  #*Kesko Oyj Series A................................................     1,581     41,605
    Kesko Oyj Series B................................................   101,770  2,628,001
   #Kone Oyj Series B.................................................    34,661  2,146,684
    Laennen Tehtaat Oyj...............................................     1,800     29,211
    Lassila & Tikanoja Oyj............................................    30,858    378,373
    Lemminkainen Oyj..................................................    20,150    397,853
  #*Mesta Board Oyj...................................................   310,321    794,139
    Metso Oyj.........................................................   104,848  3,810,317
    Metso Oyj Sponsored ADR...........................................    10,246    373,159
   #Neste Oil Oyj.....................................................   210,929  2,225,322
   #Nokia Oyj......................................................... 1,931,596  4,636,463
   #Nokia Oyj Sponsored ADR...........................................   159,500    384,395
    Nokian Renkaat Oyj................................................    62,219  2,477,452
    Okmetic Oyj.......................................................    21,251    130,466
    Olvi Oyj Series A.................................................     6,835    147,118
   #Oriola-KD Oyj Series A............................................     1,000      2,437
    Oriola-KD Oyj Series B............................................   109,993    259,798
    Orion Oyj Series A................................................    19,490    382,751
    Orion Oyj Series B................................................    49,748    991,930
  #*Outokumpu Oyj..................................................... 1,263,247  1,101,005
    Outotec Oyj.......................................................    25,770  1,177,896
    PKC Group Oyj.....................................................    20,939    319,827
   #Pohjola Bank P.L.C. Series A......................................   257,758  2,988,062
    Ponsse Oyj........................................................    52,459    430,021
   #Poyry Oyj.........................................................    23,672    106,686
    Raisio P.L.C. Series V............................................   177,874    541,666
    Ramirent Oyj......................................................    95,840    735,185
    Rapala VMC Oyj....................................................    14,912     88,855
   #Rautaruukki Oyj Series K..........................................   133,815    870,786
   *Ruukki Group Oyj..................................................   207,434    127,708
    Saga Furs Oyj.....................................................     1,600     32,330
    Sampo Oyj Series A................................................   310,775  8,230,590
   #Sanoma Oyj........................................................   116,097    996,439
   *Scanfil P.L.C.....................................................    17,754     14,845
    Sievi Capital P.L.C...............................................    17,754     20,077
    Stockmann Oyj Abp Series A........................................     8,998    163,888
   #Stockmann Oyj Abp Series B........................................    38,126    694,116
    Stora Enso Oyj Series R...........................................   831,075  4,731,021
    Stora Enso Oyj Sponsored ADR......................................   109,100    617,506
    Technopolis Oyj...................................................    61,482    250,702
   *Tecnomen Lifetree Oyj.............................................   212,996     47,138
    Teleste Oyj.......................................................     6,970     33,049
   #Tieto Oyj.........................................................    76,392  1,271,450
   #Tikkurila Oyj.....................................................    19,590    336,765
    UPM-Kymmene Oyj...................................................   674,760  7,207,728
    UPM-Kymmene Oyj Sponsored ADR.....................................    78,154    830,777
   #Uponor Oyj Series A...............................................    69,886    722,248
    Vacon Oyj.........................................................     3,260    150,892
    Vaisala Oyj Series A..............................................     4,589     83,997

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
FINLAND -- (Continued)
    Wartsila OYJ Abp..................................................    81,242 $ 2,432,666
   #Yit Oyj...........................................................   117,800   2,108,248
                                                                                 -----------
TOTAL FINLAND.........................................................            79,239,045
                                                                                 -----------
FRANCE -- (6.1%)
    Accor SA..........................................................    66,188   2,196,475
    Aeroports de Paris SA.............................................    13,446   1,041,839
  #*Air France-KLM....................................................   213,227   1,132,351
    Air Liquide SA....................................................    24,693   2,761,562
    Akka Technologies SA..............................................     2,360      68,879
  #*Alcatel-Lucent SA................................................. 1,481,078   1,634,603
  #*Alcatel-Lucent SA Sponsored ADR................................... 1,716,276   1,887,904
    Alstom SA.........................................................    40,038   1,326,900
   #Altamir Amboise SA................................................    26,476     202,632
    Alten, Ltd........................................................    29,454     829,418
   *Altran Technologies SA............................................   205,659     959,203
    April SA..........................................................    24,959     355,962
  #*Archos SA.........................................................    39,469     166,089
    Arkema SA.........................................................    74,964   5,517,982
  #*Artprice.com SA...................................................     2,026      66,917
   #Assystem..........................................................    12,904     236,258
  #*Atari SA..........................................................    26,866      35,571
    AtoS SA...........................................................    53,894   3,026,575
    Aubay SA..........................................................     3,818      23,365
    Audika Groupe SA..................................................     1,627      18,086
    Aurea SA..........................................................       515       2,908
   *Avanquest Software SA.............................................     3,500       5,836
    Avenir Telecom SA.................................................    52,338      28,871
    AXA SA............................................................   354,842   4,311,247
   #AXA SA Sponsored ADR..............................................   468,270   5,684,798
    Axway Software SA.................................................     4,011      65,588
   #Beneteau SA.......................................................    31,881     303,068
  #*Bigben Interactive SA.............................................        56         511
  #*BioAlliance Pharma SA.............................................    11,316      53,049
    bioMerieux SA.....................................................     5,989     509,507
    BNP Paribas SA....................................................   442,486  16,345,374
    Boiron SA.........................................................     7,830     212,300
    Bollore SA........................................................     6,750   1,503,099
    Bonduelle SCA.....................................................     6,506     556,103
    Bongrain SA.......................................................     8,871     517,131
   #Bourbon SA........................................................    59,578   1,573,953
   *Boursorama SA.....................................................    31,347     212,187
    Bouygues SA.......................................................   165,117   4,158,509
   *Bull SA...........................................................    48,947     141,032
    Bureau Veritas SA.................................................     9,495     838,167
    Cap Gemini SA.....................................................   188,306   6,871,228
    Carrefour SA......................................................   145,155   2,597,376
    Casino Guichard Perrachon SA......................................    45,383   3,805,950
    Cegedim SA........................................................     2,063      59,823
    Cegid Group.......................................................     7,382     123,344
    CFAO SA...........................................................    15,346     725,000
    Christian Dior SA.................................................    13,150   1,815,927
    Cie de Saint-Gobain SA............................................   250,489   7,543,031
   *Cie Generale de Geophysique - Veritas SA..........................    66,714   1,909,579
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............   123,954   3,552,522
    Cie Generale des Etablissements Michelin SA Series B..............   120,148   8,163,683
   #Cie Generale D'Optique Essilor Intenational SA....................    28,505   2,481,171
    Ciments Francais SA...............................................     8,722     481,720
   *Club Mediterranee SA..............................................    42,002     686,421
   *CNP Assurances SA.................................................   179,543   1,891,446
   *Credit Agricole SA................................................   703,712   3,007,762

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
FRANCE -- (Continued)
    Danone SA.........................................................  42,172 $ 2,563,371
    Danone SA Sponsored ADR...........................................  35,600     432,540
    Dassault Systemes SA..............................................   7,772     766,572
   #Dassault Systemes SA ADR..........................................   5,637     563,700
    Derichebourg SA................................................... 140,298     301,938
   #Devoteam SA.......................................................   2,950      32,607
    Edenred SA........................................................  79,393   2,092,092
    Eiffage SA........................................................  58,068   1,535,140
    Electricite de France SA..........................................  71,450   1,480,170
    Electricite de Strasbourg SA......................................     606      69,641
   #Eramet SA.........................................................   7,361     780,881
    Esso SA Francaise.................................................   3,968     274,907
    Establissements Maurel et Prom SA................................. 161,823   2,483,111
  #*Etam Developpement SA.............................................  22,808     334,800
    Euler Hermes SA...................................................  22,049   1,371,926
  #*Euro Disney SCA...................................................  21,207     104,028
    Eurofins Scientific SA............................................   6,065     789,457
    European Aeronautic Defence & Space Co. SA........................ 224,358   8,050,866
    Eutelsat Communications SA........................................  19,212     580,046
    Exel Industries SA Series A.......................................   1,907      75,694
  #*Faiveley Transport SA.............................................   6,672     387,018
   #Faurecia SA.......................................................  66,719   1,057,937
   #Fimalac SA........................................................   9,338     359,195
    Fleury Michon SA..................................................     761      29,489
    France Telecom SA................................................. 364,640   4,882,956
   #France Telecom SA Sponsored ADR................................... 212,700   2,860,815
   *GameLoft SA.......................................................  26,524     151,433
   *Gascogne SA.......................................................     555       5,498
    Gaumont SA........................................................     768      34,248
   #GDF Suez SA....................................................... 579,022  12,920,991
    GDF Suez SA Sponsored ADR.........................................     668      14,930
  #*GECI International SA.............................................  20,581      45,328
   #Gemalto NV........................................................  85,331   6,520,551
    GFI Informatique SA...............................................  62,891     207,129
    GL Events SA......................................................  15,298     308,716
   #Groupe Crit SA....................................................   2,059      33,391
    Groupe Eurotunnel SA.............................................. 607,245   4,313,889
    Groupe Flo SA.....................................................  10,366      38,922
    Groupe Open SA....................................................   2,036      11,574
   *Groupe Partouche SA...............................................  16,869      18,621
    Groupe Steria SCA.................................................  40,419     515,010
    Guerbet SA........................................................   1,114      92,749
   *Haulotte Group SA.................................................  22,804     153,194
   #Havas SA.......................................................... 335,832   1,634,202
   #Hermes International SA...........................................   7,525   2,047,009
  #*Hi-Media SA.......................................................  62,662     149,831
    Iliad SA..........................................................   4,477     616,524
    Imerys SA.........................................................  41,503   2,089,160
    Ingenico SA.......................................................  45,018   2,407,606
   *Innate Pharma SA..................................................   6,867      12,324
    Interparfums SA...................................................   5,281     110,620
    Ipsen SA..........................................................  22,114     524,028
   *Ipsos SA..........................................................  46,812   1,359,186
   *Jacquet Metal Service SA..........................................  13,478     125,138
    JCDecaux SA.......................................................  52,548   1,060,949
   *Kaufman & Broad SA................................................     649      11,384
   #Korian SA.........................................................   7,784     117,349
    L.D.C. SA.........................................................     178      18,599
    Lafarge SA........................................................ 154,714   7,092,644
    Lafarge SA Sponsored ADR..........................................  82,410     945,243
   #Lagardere SCA..................................................... 176,321   4,755,363

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
FRANCE -- (Continued)
    Laurent-Perrier SA................................................   2,478 $   216,515
    Lectra SA.........................................................  34,799     198,208
    Legrand SA........................................................  47,639   1,526,231
    Lisi SA...........................................................   4,351     283,953
    L'Oreal SA........................................................   9,223   1,105,853
   *LVL Medical Groupe SA.............................................   1,560      58,614
    LVMH Moet Hennessy Louis Vuitton SA...............................  17,187   2,585,463
    M6 Metropole Television SA........................................  39,254     543,982
    Maisons France Confort SA.........................................   2,781      74,859
   #Manitou BF SA.....................................................  17,444     290,743
    Manutan International SA..........................................   1,789      66,161
  #*Maurel et Prom Nigeria SA......................................... 161,823     363,980
    Medica SA.........................................................  36,698     612,847
    Mersen SA.........................................................  25,543     645,904
   *Modelabs Group SA.................................................       5          31
    Montupet SA.......................................................  24,394     131,170
    Mr. Bricolage SA..................................................   8,989      95,062
    Natixis SA........................................................ 839,977   2,093,376
    Naturex SA........................................................   4,575     258,698
   #Neopost SA........................................................  16,905     962,519
    Nexans SA.........................................................  36,789   1,604,065
    Nexity SA.........................................................  42,523   1,009,476
  #*NicOx SA.......................................................... 118,601     368,253
    Norbert Dentressangle SA..........................................   6,139     377,414
    NRJ Group SA......................................................  93,223     566,227
    Oeneo SA..........................................................  31,952      93,340
  #*Orco Property Group SA............................................   3,090       7,666
   #Orpea SA..........................................................  37,699   1,404,267
  #*PagesJaunes Groupe SA............................................. 101,854     178,783
   *Parrot SA.........................................................   6,144     186,707
    Pernod-Ricard SA..................................................  81,148   8,720,655
  #*Peugeot SA........................................................ 155,988   1,209,773
    Pierre & Vacances SA..............................................   6,565      92,637
    Plastic Omnium SA.................................................  30,414     820,995
    PPR SA............................................................  42,539   6,360,362
    Publicis Groupe SA................................................  34,815   1,713,896
   #Publicis Groupe SA ADR............................................ 100,092   1,243,143
    Rallye SA.........................................................  31,018     901,567
   *Recylex SA........................................................  33,899      98,959
   #Remy Cointreau SA.................................................  24,119   2,846,351
    Renault SA........................................................ 166,917   7,279,695
   #Rexel SA.......................................................... 155,335   2,595,925
   #Robertet SA.......................................................     752     111,242
   *Rodriguez Group SA................................................   6,597      30,510
    Rougier SA........................................................     517      20,356
    Rubis SCA.........................................................  26,679   1,401,516
    SA des Ciments Vicat..............................................  13,231     556,863
    Safran SA.........................................................  87,969   2,976,855
    Saft Groupe SA....................................................  35,751     809,659
    Samse SA..........................................................     546      38,698
    Sanofi SA......................................................... 147,180  12,008,109
    Sanofi SA ADR..................................................... 562,231  22,849,068
    Sartorius Stedim Biotech SA.......................................   5,174     427,106
    Schneider Electric SA............................................. 155,580   8,772,047
    SCOR SE........................................................... 252,428   5,981,767
    SEB SA............................................................  23,094   1,530,716
   #Seche Environnement SA............................................   3,277     112,901
    Sechilienne SA....................................................  22,230     283,872
   *Sequana SA........................................................  95,505     179,606
    SES SA............................................................  57,640   1,385,668
    Societe BIC SA....................................................  24,379   2,471,240

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

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
FRANCE -- (Continued)
    Societe d'Edition de Canal Plus SA................................  84,070 $    475,025
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...   1,430       54,379
  #*Societe Generale SA............................................... 601,863   13,247,679
   #Societe Internationale de Plantations d'Heveas SA.................   1,754      137,032
   #Societe Marseillaise du Tunnel Prado Carenage SA..................   8,183      250,365
    Societe Television Francaise 1 SA................................. 145,188    1,221,417
    Sodexo SA.........................................................  17,816    1,344,026
    Sodexo SA Sponsored ADR...........................................   3,800      280,136
  #*Soitec SA......................................................... 169,484      464,377
    Somfy SA..........................................................   1,174      198,600
    Sopra Group SA....................................................   4,011      188,057
  #*Spir Communication SA.............................................   2,571       55,261
  #*ST Dupont SA......................................................  47,976       17,643
    Stallergenes SA...................................................     911       49,598
   *Ste Industrielle d'Aviation Latecoere SA..........................   7,023       83,021
    Stef SA...........................................................   3,632      163,333
    STMicroelectronics NV............................................. 592,947    3,181,160
   #STMicroelectronics NV ADR......................................... 332,630    1,782,897
    Suez Environnement SA............................................. 141,244    1,550,598
    Sword Group SA....................................................   8,949      131,442
    Synergie SA.......................................................   4,163       35,629
  #*Technicolor SA....................................................  87,921      191,039
  #*Technicolor SA Sponsored ADR......................................   4,360       13,080
    Technip SA........................................................  20,012    2,100,763
   #Technip SA ADR.................................................... 106,372    2,797,584
    Teleperformance SA................................................  83,046    2,042,325
   #Tessi SA..........................................................   1,190      104,383
    Thales SA.........................................................  68,238    2,133,830
  #*Theolia SA........................................................  60,534       87,576
    Total Gabon SA....................................................      92       37,376
    Total SA.......................................................... 141,941    6,540,141
   #Total SA Sponsored ADR............................................ 537,404   24,693,714
    Touax SA..........................................................     701       19,140
    Toupargel Groupe SA...............................................  14,622      117,830
  #*Transgene SA......................................................  15,279      137,651
    Trigano SA........................................................  13,899      160,845
   *UbiSoft Entertainment SA.......................................... 135,716      934,536
    Union Financiere de France Banque SA..............................   1,141       24,717
    Valeo SA..........................................................  91,855    3,935,279
    Vallourec SA......................................................  82,843    3,429,821
    Veolia Environnement SA...........................................  48,580      549,687
   #Veolia Environnement SA ADR.......................................  47,101      536,009
    Viel et Compagnie SA..............................................  48,096      146,817
   #Vilmorin & Cie SA.................................................   7,697      866,731
    Vinci SA.......................................................... 126,699    5,365,362
    Virbac SA.........................................................   2,717      477,336
  #*Vivalis SA........................................................   4,763       30,341
    Vivendi SA........................................................ 582,585   11,049,139
    VM Materiaux SA...................................................     811       19,794
    Vranken Pommery Monopole SA.......................................   3,807      110,110
    Zodiac Aerospace SA...............................................  50,808    4,954,677
                                                                               ------------
TOTAL FRANCE..........................................................          403,213,454
                                                                               ------------
GERMANY -- (5.2%)
    A.S. Creation Tapeton AG..........................................     906       31,574
   *Aareal Bank AG....................................................  73,696    1,214,935
    Adidas-Salomon AG.................................................  71,280    5,346,185
   *ADVA Optical Networking SE........................................  61,322      371,026
   *Advanced Inflight Alliance AG.....................................     540        2,973
   *Agennix AG........................................................   1,780        3,772
  #*Air Berlin P.L.C..................................................  63,691      142,473

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
GERMANY -- (Continued)
   #Aixtron SE........................................................   100,795 $ 1,325,430
    ALBA SE...........................................................     5,028     362,259
    Allgeier SE.......................................................       290       3,758
    Allianz SE........................................................   106,662  10,581,812
    Allianz SE Sponsored ADR..........................................   984,886   9,770,069
    Amadeus Fire AG...................................................     1,982      83,810
   *Analytik Jena AG..................................................     3,242      44,341
   #Asian Bamboo AG...................................................    12,050     103,891
    Aurubis AG........................................................    54,673   2,788,437
   #Axel Springer AG..................................................    44,077   1,967,456
    Baader Bank AG....................................................    11,484      26,639
   #Balda AG..........................................................    54,191     329,150
    BASF SE...........................................................    60,260   4,399,277
    BASF SE Sponsored ADR.............................................    58,000   4,224,720
   #Bauer AG..........................................................    12,965     302,114
    Bayer AG..........................................................    79,483   6,036,964
   #Bayer AG Sponsored ADR............................................    10,700     812,665
    Bayerische Motoren Werke AG.......................................   146,243  10,883,943
   #BayWa AG..........................................................    18,290     679,776
   *Beate Uhse AG.....................................................     2,658       1,539
    Bechtle AG........................................................    18,848     716,965
    Beiersdorf AG.....................................................    14,271     945,118
    Bertrandt AG......................................................     3,592     254,616
  #*Bijou Brigitte AG.................................................       149       9,346
    Bilfinger Berger SE...............................................    53,007   4,344,895
    Biotest AG........................................................     4,237     226,861
  #*Boewe Systec AG...................................................       836         113
   *Borussia Dortmund GmbH & Co. KGaA.................................    81,773     247,940
    Brenntag AG.......................................................    11,260   1,233,272
    CANCOM AG.........................................................    12,277     224,510
    Carl Zeiss Meditec AG.............................................    29,296     707,247
   #CAT Oil AG........................................................    22,636     141,016
   *Celesio AG........................................................   120,624   2,194,329
    CENIT AG..........................................................     2,601      21,728
   *Centrosolar Group AG..............................................     5,288       6,845
    Centrotec Sustainable AG..........................................    10,638     161,566
    Centrotherm Photovoltaics AG......................................    12,687      15,827
   #Cewe Color Holding AG.............................................     6,219     224,782
   *Colonia Real Estate AG............................................     2,454       9,936
    Comdirect Bank AG.................................................    36,392     325,263
   *Commerzbank AG.................................................... 3,031,448   4,697,798
  #*CompuGroup Medical AG.............................................    10,931     153,116
  #*Conergy AG........................................................    31,993      19,192
  #*Constantin Medien AG..............................................    54,670      98,476
    Continental AG....................................................    46,651   4,218,060
   #CropEnergies AG...................................................    27,661     166,591
    CTS Eventim AG....................................................     9,139     268,266
   *Curanum AG........................................................    15,622      32,311
    DAB Bank AG.......................................................    13,385      52,673
    Daimler AG........................................................   411,233  20,489,948
    Data Modul AG.....................................................     2,305      36,436
    DEAG Deutsche Entertainment AG....................................     1,086       3,599
   #Delticom AG.......................................................     3,099     210,222
   *Deufol AG.........................................................    10,845      12,011
    Deutsche Bank AG (5750355)........................................   331,650  10,069,156
    Deutsche Bank AG (D18190898)......................................    81,731   2,479,719
    Deutsche Boerse AG................................................    27,488   1,367,492
    Deutsche Lufthansa AG.............................................   332,714   4,182,213
    Deutsche Post AG..................................................   639,180  11,475,421
    Deutsche Telekom AG...............................................   787,804   8,880,135
   #Deutsche Telekom AG Sponsored ADR.................................   528,190   5,942,137

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
GERMANY -- (Continued)
    Deutsche Wohnen AG................................................ 122,645 $ 2,042,783
   *Deutz AG.......................................................... 110,468     410,791
   *Dialog Semiconductor P.L.C........................................  34,822     666,793
   #DIC Asset AG......................................................   7,350      61,332
    Douglas Holding AG................................................  28,519   1,189,387
    Dr. Hoenle AG.....................................................   5,425      64,238
    Draegerwerk AG & Co. KGaA.........................................   1,822     155,200
    Drillisch AG......................................................  46,551     435,326
    Duerr AG..........................................................   9,127     608,454
    DVB Bank SE.......................................................  14,830     436,053
    E.ON AG........................................................... 592,057  12,600,206
   #E.ON AG Sponsored ADR............................................. 218,470   4,657,780
    Eckert & Ziegler AG...............................................   4,159     112,108
    Elmos Semiconductor AG............................................  13,447     102,028
    ElreingKlinger AG.................................................  33,427     924,755
  #*ENvitec Biogas AG.................................................   1,467      13,875
   #Euromicron AG.....................................................   9,473     232,363
   *Evotec AG......................................................... 142,137     453,311
    Fielmann AG.......................................................   5,612     502,463
  #*First Sensor AG...................................................   8,351      91,103
   #Fraport AG........................................................  44,866   2,540,865
   #Freenet AG........................................................ 160,661   2,351,088
   #Fresenius Medical Care AG & Co. KGaA..............................   3,362     243,033
   #Fresenius Medical Care AG & Co. KGaA ADR..........................  26,500   1,908,795
    Fresenius SE & Co. KGaA...........................................  27,325   2,909,796
    Fuchs Petrolub AG.................................................   3,792     190,444
   *GAGFAH SA.........................................................  57,918     593,130
    GEA Group AG...................................................... 132,782   3,573,711
    Gerresheimer AG...................................................  33,931   1,587,706
    Gerry Weber International AG......................................   9,067     372,086
   *Gesco AG..........................................................   4,242     331,120
    GFK SE............................................................  13,721     643,953
    GFT Technologies AG...............................................  13,243      49,655
  #*Gigaset AG........................................................  49,566      83,833
   #Gildemeister AG...................................................  69,203   1,043,725
    Grammer AG........................................................  19,676     324,262
    Grenkeleasing AG..................................................   8,480     505,110
    H&R AG............................................................  13,866     208,852
    Hamburger Hafen und Logistik AG...................................  10,631     235,515
    Hannover Rueckversicherung AG.....................................  77,908   4,655,346
    Hawesko Holding AG................................................   1,492      65,951
  #*Heidelberger Druckmaschinen AG.................................... 321,667     410,662
   #Heidelberger Zement AG............................................ 122,677   5,684,335
    Henkel AG & Co. KGaA..............................................  22,389   1,322,611
    Highlight Communications AG.......................................  13,073      58,677
   *Hochtief AG.......................................................  46,071   2,186,050
   *Homag Group AG....................................................     780      11,516
    Indus Holding AG..................................................  25,952     607,282
    Infineon Technologies AG..........................................  46,196     335,676
   #Infineon Technologies AG ADR...................................... 511,176   3,706,026
    Innovation in Traffic Systems AG..................................     144       3,396
   *Intershop Communications AG.......................................   3,523       9,262
    Isra Vision AG....................................................   2,057      46,683
  #*IVG Immobilien AG................................................. 212,005     490,165
    Jenoptik AG.......................................................  64,238     433,311
    K+S AG............................................................  29,929   1,476,538
   *Kabel Deutschland Holding AG......................................  46,171   2,889,053
  #*Kloeckner & Co. SE................................................ 248,595   2,156,247
   *Koenig & Bauer AG.................................................   2,868      45,398
    Kontron AG........................................................  82,353     402,378
    Krones AG.........................................................  18,064     843,497

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

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CONTINUED

                                                                                       SHARES     VALUE++
                                                                                       ------     -------
GERMANY -- (Continued)
    KSB AG...........................................................................     214 $   111,414
  #*Kuka AG..........................................................................  29,056     658,558
    KWS Saat AG......................................................................   2,259     615,494
   #Lanxess AG.......................................................................  61,047   4,232,452
    Leifheit AG......................................................................     465      13,708
    Leoni AG.........................................................................  44,372   1,643,366
    Linde AG.........................................................................  53,261   7,921,571
   *Loewe AG.........................................................................   5,186      29,374
   *Lotto24 AG.......................................................................   2,135       8,107
    LPKF Laser & Electronics AG......................................................   6,673     104,265
    MAN SE...........................................................................  33,499   3,133,331
  #*Manz AG..........................................................................   2,826      69,471
   *Masterflex AG....................................................................     338       1,944
   *Mediclin AG......................................................................  13,261      69,776
  #*Medigene AG......................................................................  29,373      44,766
    Merck KGaA.......................................................................  43,308   4,355,639
   #Metro AG.........................................................................  76,862   2,113,598
    MLP AG...........................................................................  64,937     349,473
   #Mobotix AG.......................................................................   2,823      61,031
   *Mologen AG.......................................................................      50         591
   *Morphosys AG.....................................................................  23,627     527,128
    MTU Aero Engines Holding AG......................................................  23,528   1,765,372
   #Muehlbauer Holding & Co. AG......................................................   1,362      36,881
    Munchener Rueckversicherungs-Gesellschaft AG.....................................  84,700  12,001,374
   #MVV Energie AG...................................................................  13,093     354,472
   #Nemetschek AG....................................................................   2,093      70,881
    Nexus AG.........................................................................   2,391      21,940
  #*Nordex SE........................................................................  72,556     271,475
    NORMA Group......................................................................   6,536     144,562
    OHB AG...........................................................................   7,105     119,877
   *Patrizia Immobilien AG...........................................................  35,615     217,758
    Pfeiffer Vacuum Technology AG....................................................   4,016     395,743
   *Pfleiderer AG....................................................................   2,728         708
    Phoenix Solar AG.................................................................   1,058       1,284
    PNE Wind AG......................................................................  68,848     118,299
  #*Praktiker AG.....................................................................  86,417     139,424
    Progress-Werk Oberkirch AG.......................................................   1,999      79,552
   #PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie........   3,155      65,750
   *Pulsion Medical Systems SE.......................................................   6,376      54,475
    Puma SE..........................................................................   2,976     833,115
    PVA TePla AG.....................................................................   8,269      28,232
   *QIAGEN NV........................................................................ 276,034   4,916,330
    QSC AG........................................................................... 104,564     297,150
   #R Stahl AG.......................................................................   2,721      83,951
    Rational AG......................................................................   1,452     331,815
    Rheinmetall AG...................................................................  56,819   2,834,391
    Rhoen-Klinikum AG................................................................ 140,590   3,019,101
    RWE AG........................................................................... 225,596   8,856,966
    S.A.G. Solarstrom AG.............................................................   6,149      14,939
  #*SAF-Holland SA...................................................................  56,478     321,272
    Salzgitter AG....................................................................  56,489   2,053,744
    SAP AG...........................................................................     496      31,478
   #SAP AG Sponsored ADR.............................................................  54,592   3,458,949
    Schaltbau Holding AG.............................................................     881      84,271
   *Sedo Holding AG..................................................................     133         307
   #SGL Carbon SE....................................................................  47,995   1,941,872
   #Siemens AG Sponsored ADR......................................................... 200,444  16,975,602
  #*Singulus Technologies AG.........................................................  59,558     150,225
   #Sixt AG..........................................................................  26,275     467,951
    SKW Stahl-Metallurgie Holding AG.................................................   8,451     128,098
  #*Sky Deutschland AG............................................................... 415,615   1,267,088

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         SHARES      VALUE++
                                                                                         ------      -------
GERMANY -- (Continued)
   #SMA Solar Technology AG..........................................................     5,236 $    160,256
   #SMT Scharf AG....................................................................     3,750       96,983
    Software AG......................................................................    27,167      883,407
   #Solarworld AG....................................................................   102,526      149,440
    Stada Arzneimittel AG............................................................    75,204    2,379,463
    STINAG Stuttgart Invest AG.......................................................     2,186       41,087
   *STRATEC Biomedical AG............................................................     4,239      170,018
   *Stroer Out-of-Home Media AG......................................................    15,081      141,320
    Suedzucker AG....................................................................    87,688    3,021,181
   *Suss Microtec AG.................................................................    27,848      311,844
   #Symrise AG.......................................................................    79,251    2,487,408
   #TAG Immobilien AG................................................................   138,012    1,328,413
    Takkt AG.........................................................................    18,665      214,591
   *Technotrans AG...................................................................     3,213       24,205
   #Telegate AG......................................................................     3,961       31,056
    ThyssenKrupp AG..................................................................   324,409    5,947,220
   *Tipp24 SE........................................................................     2,135       91,315
    Tom Tailor Holding AG............................................................    18,295      314,758
    Tomorrow Focus AG................................................................     5,190       24,246
  #*TUI AG...........................................................................   212,139    1,367,585
    United Internet AG...............................................................    42,521      751,526
  #*Verbio AG........................................................................    22,353       71,364
    Volkswagen AG....................................................................    13,244    2,105,286
   #Vossloh AG.......................................................................     8,060      709,775
    VTG AG...........................................................................    14,802      220,376
   #Wacker Chemie AG.................................................................    14,386      935,989
   #Wacker Neuson SE.................................................................    35,579      527,862
  #*Washtec AG.......................................................................    52,055      574,589
    Wincor Nixdorf AG................................................................    10,549      400,687
    Wirecard AG......................................................................    48,194      951,272
    Wuerttembergische Metallwarenfabrik AG...........................................     1,571       90,012
    XING AG..........................................................................     2,319      116,314
   *Zhongde Waste Technology AG......................................................     2,580        6,183
  #*zooplus AG.......................................................................     1,503       49,706
                                                                                                ------------
TOTAL GERMANY........................................................................            338,723,691
                                                                                                ------------
GREECE -- (0.2%)
   *Aegean Airlines S.A..............................................................    11,435       18,567
   *Aegek S.A........................................................................    51,172        5,392
   *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..    69,510        3,507
   *Alpha Bank A.E...................................................................   664,535      984,018
   *Anek Lines S.A...................................................................   140,825       14,873
   *Astir Palace Hotels S.A..........................................................    16,370       64,238
   *Attica Bank S.A..................................................................    45,479       13,933
    Autohellas S.A...................................................................     8,597       12,139
   *Balkan Real Estate S.A...........................................................     5,086        2,374
   *Bank of Cyprus P.L.C............................................................. 1,186,156      319,606
    Bank of Greece S.A...............................................................    20,979      270,054
   *Coca-Cola Hellenic Bottling Co. S.A..............................................    91,770    1,607,965
  #*Coca-Cola Hellenic Bottling Co. S.A. ADR.........................................    51,857      885,718
   *Cyprus Popular Bank PCL.......................................................... 1,020,368       74,952
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A.............................    64,268       13,754
   *EFG Eurobank Ergasias S.A........................................................   384,693      318,097
    Elektrak S.A.....................................................................     4,647       10,159
    Ellaktor S.A.....................................................................   153,337      196,011
   *Elval - Hellenic Aluminium Industry S.A..........................................     9,817       10,245
   *Euro Reliance General Insurance Co. S.A..........................................       212          125
   *Euromedica S.A...................................................................     5,050        3,053
    EYDAP Athens Water Supply & Sewage Co. S.A.......................................    23,542       81,481
   *Folli Follie Group S.A...........................................................    30,765      193,459
   *Forthnet S.A.....................................................................   270,640       27,972

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
GREECE -- (Continued)
   *Fourlis Holdings S.A..............................................    42,377 $    44,262
    Frigoglass S.A....................................................    11,866      50,969
    GEK Terna S.A.....................................................    43,566      46,148
   *Geniki Bank S.A...................................................    63,245       9,145
   *Halkor S.A........................................................    55,380      25,974
    Hellenic Exchanges S.A............................................   130,999     398,988
    Hellenic Petroleum S.A............................................   166,427   1,088,249
   *Hellenic Telecommunication Organization Co. S.A...................   309,016     764,529
   #Hellenic Telecommunication Organization Co. S.A. Sponsored ADR....   103,600     123,284
   *Heracles General Cement Co. S.A...................................    11,802      17,451
   *Iaso S.A..........................................................    18,699      11,947
   *Inform P. Lykos S.A...............................................    12,414      11,081
   *Intracom Holdings S.A.............................................   104,325      21,244
   *Intracom Technical & Steel Constructions S.A......................       289         160
    Intralot S.A.-Integrated Lottery Systems & Services...............   142,895     158,058
    J&P-Avax S.A......................................................   138,923     141,847
    JUMBO S.A.........................................................   110,250     411,004
   *Kathimerini Publishing S.A........................................     3,935       1,834
   *Lambrakis Press SA................................................        --          --
    Loulis Mills S.A..................................................     2,024       3,559
   *M.J. Mailis S.A...................................................     5,070         476
   *Marfin Investment Group Holdings S.A.............................. 1,013,154     225,660
    Metka S.A.........................................................    31,280     232,993
    Motor Oil (Hellas) Corinth Refineries S.A.........................    88,770     524,021
   *Mytilineos Holdings S.A...........................................   139,596     362,894
   *National Bank of Greece S.A.......................................   928,699   1,445,807
  #*National Bank of Greece S.A. ADR..................................   208,002     332,803
   *Nirefs Acquaculture S.A...........................................    16,373       5,995
    OPAP S.A..........................................................   156,100     938,003
   *Piraeus Bank S.A.................................................. 1,272,135     346,222
    Piraeus Port Authority S.A........................................     5,029      59,097
   *Proton Bank S.A...................................................    33,481          --
    Public Power Corp. S.A............................................    90,520     238,774
   *Real Estate Development & Services S.A............................     7,909       4,178
    S&B Industrial Minerals S.A.......................................    13,030      75,448
   *Sarantis S.A......................................................    10,732      24,979
   *Sidenor Steel Products Manufacturing Co. S.A......................    28,031      19,092
   *Sprider Stores S.A................................................     2,890         254
   *T Bank S.A........................................................    46,506          --
   *Technical Olympic S.A.............................................     5,360       8,169
   *Teletypos S.A. Mega Channel.......................................    10,729       8,411
    Terna Energy S.A..................................................    43,161      62,536
    Thessaloniki Port Authority S.A...................................     1,762      27,031
    Thessaloniki Water Supply & Sewage Co. S.A........................       522       2,176
   *Titan Cement Co. S.A..............................................    71,576   1,142,869
   *TT Hellenic Postbank S.A..........................................   225,165      76,629
   *Viohalco Hellenic Copper and Aluminum Industry S.A................   176,559     474,714
                                                                                 -----------
TOTAL GREECE..........................................................            15,100,656
                                                                                 -----------
HONG KONG -- (2.1%)
    AAC Technologies Holdings, Inc....................................   194,000     563,005
    Aeon Stores Hong Kong Co., Ltd....................................    32,000      92,051
    AIA Group, Ltd....................................................   755,600   2,639,924
    Alco Holdings, Ltd................................................   256,000      54,360
    Allied Group, Ltd.................................................    72,000     161,124
    Allied Properties (H.K.), Ltd..................................... 2,868,393     368,823
   *Apac Resources, Ltd............................................... 4,320,000     138,405
    APT Satellite Holdings, Ltd.......................................   111,000      27,447
    Arts Optical International Holdings, Ltd..........................    70,000      20,228
    Asia Financial Holdings, Ltd......................................   270,000      96,302
    Asia Satellite Telecommunications Holdings, Ltd...................   148,000     403,432

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

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Asia Standard International Group, Ltd............................    494,745 $   75,177
   #ASM Pacific Technology, Ltd.......................................     34,200    440,228
    Associated International Hotels, Ltd..............................     79,000    167,780
    Aupu Group Holding Co., Ltd.......................................    400,000     28,766
    Bank of East Asia, Ltd............................................    919,746  3,194,572
    Bauhaus International Holdings, Ltd...............................    148,000     29,073
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd...................    343,200      5,571
   *Bio-Dynamic Group, Ltd............................................    664,000     55,389
   *Birmingham International Holdings, Ltd............................  1,534,000     30,068
    BOC Hong Kong Holdings, Ltd.......................................    682,500  2,083,102
   #Bonjour Holdings, Ltd.............................................    692,000    103,011
    Bossini International Holdings, Ltd...............................  1,204,000     70,322
  #*Brightoil Petroleum Holdings, Ltd.................................  2,292,000    446,433
  #*Burwill Holdings, Ltd.............................................  3,573,600     50,387
   *C Y Foundation Group, Ltd.........................................    650,000      5,867
    Cafe de Coral Holdings, Ltd.......................................    208,000    596,653
   *Capital Estate, Ltd...............................................    740,000     14,246
  #*Carico Holdings, Ltd..............................................  2,240,000     80,433
    Cathay Pacific Airways, Ltd.......................................    943,000  1,552,989
    Champion Technology Holdings, Ltd.................................  4,484,397     59,383
   *Chaoyue Group, Ltd................................................    650,000     15,171
    Chen Hsong Holdings, Ltd..........................................    360,000    100,721
    Cheuk Nang Holdings, Ltd..........................................     94,768     36,597
    Cheung Kong Holdings, Ltd.........................................    574,000  7,502,601
    Cheung Kong Infrastructure Holdings, Ltd..........................    178,045  1,072,966
    Chevalier International Holdings, Ltd.............................    102,000    121,671
   *China Billion Resources, Ltd......................................  5,752,080         --
   *China Boon Holdings, Ltd..........................................  2,400,000     30,179
   *China Daye Non-Ferrous Metals Mining, Ltd.........................    450,000     20,241
   *China Electronics Corp. Holdings Co., Ltd.........................    150,000     13,187
   *China Energy Development Holdings, Ltd............................  5,924,000     74,511
   *China Environmental Investment Holdings, Ltd......................  1,845,000     52,745
   *China Financial Services Holdings, Ltd............................    304,000     17,298
   *China Flavors & Fragrances Co., Ltd...............................     24,890      3,852
   *China Infrastructure Investment, Ltd..............................  2,032,000     53,499
    China Metal International Holdings, Ltd...........................    540,000     95,765
   *China Motion Telecom International, Ltd...........................    490,000      5,693
   *China Nuclear Industry 23 International Corp., Ltd................    274,000     58,753
   *China Ocean Shipbuilding Industry Group, Ltd......................    720,000      6,384
   *China Oriental Culture Group, Ltd.................................    796,000     18,666
   *China Renji Medical Group, Ltd....................................  7,088,000         --
  #*China Resources & Transportation Group, Ltd.......................  7,300,000    258,071
   *China Solar Energy Holdings, Ltd.................................. 10,335,000     39,706
   *China Strategic Holdings, Ltd.....................................    745,000     12,459
    China Ting Group Holdings, Ltd....................................    692,000     34,705
   *China Tycoon Beverage Holdings, Ltd...............................     60,000        658
    China WindPower Group, Ltd........................................  4,743,400    138,305
   #Chong Hing Bank, Ltd..............................................    206,000    328,401
   #Chow Sang Sang Holdings International, Ltd........................    274,000    557,110
    Chu Kong Shipping Enterprise Group Co., Ltd.......................    774,000    110,295
    Chuang's China Investments, Ltd...................................    798,000     44,429
    Chuang's Consortium International, Ltd............................    565,487     60,227
   *Chun Wo Development Holdings, Ltd.................................    348,000     18,317
    Citic Telecom International Holdings, Ltd.........................  1,187,000    226,410
    City Telecom, Ltd. ADR............................................     20,634     95,123
    CK Life Sciences International Holdings, Inc......................  3,650,000    204,437
    CLP Holdings, Ltd.................................................    187,500  1,620,268
    COL Capital, Ltd..................................................     64,000      9,045
   *Continental Holdings, Ltd.........................................  2,200,000     23,497
    Cosmos Machinery Enterprises, Ltd.................................    250,000     12,358
   *CP Lotus Corp., Ltd...............................................  1,420,000     32,951

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

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Cross-Harbour Holdings, Ltd. (The)................................    102,000 $   81,433
    CSI Properties, Ltd...............................................  5,104,200    233,169
   *Culture Landmark Investment, Ltd..................................  2,060,000     13,024
   *Culturecom Holdings, Ltd..........................................    730,000    118,397
    Dah Sing Banking Group, Ltd.......................................    613,022    563,801
    Dah Sing Financial Holdings, Ltd..................................    192,450    612,749
  #*Dan Form Holdings Co., Ltd........................................  1,327,900    143,138
   *Dejin Resources Group Co., Ltd....................................  1,666,000     21,835
    Dickson Concepts International, Ltd...............................    439,500    236,209
   *DVN Holdings, Ltd.................................................  1,550,000     46,577
    Eagle Nice International Holdings, Ltd............................    534,000    119,130
    EcoGreen Fine Chemicals Group, Ltd................................    232,000     38,002
   *EganaGoldpfeil Holdings, Ltd......................................    209,588         --
    Emperor Entertainment Hotel, Ltd..................................    725,000    131,125
    Emperor International Holdings, Ltd...............................  1,896,416    388,737
   #Emperor Watch & Jewellery, Ltd....................................  3,490,000    312,410
   *Enviro Energy International Holdings, Ltd.........................    408,000      8,696
   *EPI Holdings, Ltd.................................................  1,938,000     45,295
  #*Esprit Holdings, Ltd..............................................  1,733,142  2,081,700
   *eSun Holdings, Ltd................................................  1,123,000    144,041
    EVA Precision Industrial Holdings, Ltd............................  1,776,000    132,105
    Fairwood, Ltd.....................................................     80,000    158,040
    Far East Consortium International, Ltd............................  1,359,122    246,298
   *First Natural Foods Holdings, Ltd.................................    225,000         --
    First Pacific Co., Ltd............................................  1,983,756  2,230,648
  #*Fook Woo Group Holdings, Ltd......................................    746,000    130,832
    Fountain SET Holdings, Ltd........................................    590,000     62,899
  #*Foxconn International Holdings, Ltd...............................  1,832,000    545,646
   *Frasers Property China, Ltd.......................................  2,280,000     61,884
  #*Galaxy Entertainment Group, Ltd...................................    533,000  1,273,884
   *Genting Hong Kong, Ltd............................................    678,000    210,077
    Get Nice Holdings, Ltd............................................  5,408,000    222,274
   #Giordano International, Ltd.......................................  1,058,000    735,265
    Glorious Sun Enterprises, Ltd.....................................    656,000    203,280
    Gold Peak Industries Holding, Ltd.................................    453,000     44,915
    Golden Resources Development International, Ltd...................    676,000     30,813
   *Good Fellow Resources Holdings, Ltd...............................    130,000      3,894
   *Greenheart Group, Ltd.............................................    374,000     19,644
   *G-Resources Group, Ltd............................................ 18,186,000  1,061,208
    Guangnan Holdings, Ltd............................................    756,000     86,358
   *Guotai Junan International Holdings, Ltd..........................    574,000    166,195
    Haitong International Securities Group, Ltd.......................    296,328     90,477
   *Hang Fung Gold Technology, Ltd....................................    250,000         --
   #Hang Lung Group, Ltd..............................................    644,000  4,277,056
    Hang Lung Properties, Ltd.........................................  1,214,000  4,289,211
   #Hang Seng Bank, Ltd...............................................     66,100    916,184
   *Hans Energy Co., Ltd..............................................  1,214,000     14,884
    Harbour Centre Development, Ltd...................................    158,000    189,482
    Henderson Land Development Co., Ltd...............................    759,008  4,398,692
    HKR International, Ltd............................................    883,162    325,073
    Hon Kwok Land Investment Co., Ltd.................................    234,000     79,673
    Hong Kong & China Gas Co., Ltd....................................    584,519  1,349,295
   #Hong Kong & Shanghai Hotels, Ltd..................................    861,424  1,091,079
    Hong Kong Aircraft Engineering Co., Ltd...........................     25,600    344,443
    Hong Kong Exchanges & Clearing, Ltd...............................     66,600    888,594
    Hongkong Chinese, Ltd.............................................  1,655,143    254,928
   *Hop Fung Group Holdings, Ltd......................................     30,000        906
    Hopewell Holdings, Ltd............................................    749,000  2,167,212
    Hsin Chong Construction Group, Ltd................................    466,000     52,775
   *Huafeng Group Holdings, Ltd.......................................  2,315,800     60,835
    Hung Hing Printing Group, Ltd.....................................    528,524     85,214

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

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............  2,278,000 $1,104,471
    Hutchison Whampoa, Ltd............................................    915,000  8,196,212
   *Hybrid Kinetic Group, Ltd.........................................  2,306,000     36,074
    Hysan Development Co., Ltd........................................    132,543    557,254
   *I-Cable Communications, Ltd.......................................    512,000     20,695
   *IDT International, Ltd............................................  1,076,000     13,107
   *Imagi International Holdings, Ltd.................................  4,880,000     62,704
    IPE Group, Ltd....................................................  1,225,000     95,990
  #*IRC, Ltd..........................................................    972,000     84,594
  #*IT, Ltd...........................................................    753,087    313,902
   *ITC Properties Group, Ltd.........................................    330,400     95,635
   *Jinhui Holdings, Ltd..............................................    215,000     35,541
    Jiuzhou Development Co., Ltd......................................    642,000     50,513
   *JLF Investment Co., Ltd...........................................    610,000     31,847
    Johnson Electric Holdings, Ltd....................................  1,816,000  1,060,990
   #K Wah International Holdings, Ltd.................................  1,968,413    715,944
    Kam Hing International Holdings, Ltd..............................     74,000      5,909
    Kantone Holdings, Ltd.............................................  2,444,360     20,419
    Kerry Properties, Ltd.............................................    574,583  2,616,027
    Kin Yat Holdings, Ltd.............................................    176,000     21,031
   *King Stone Energy Group, Ltd......................................    872,000     39,696
    Kingmaker Footwear Holdings, Ltd..................................    754,000    114,263
   #Kingston Financial Group, Ltd.....................................  3,751,000    375,910
    Kith Holdings, Ltd................................................     20,000      1,831
   *Ko Yo Chemical Group, Ltd.........................................  5,180,000     85,704
   *Kosmopolito Hotels International, Ltd.............................    376,000     73,760
   #Kowloon Development Co., Ltd......................................    552,000    537,409
   *Lai Sun Development Co., Ltd...................................... 18,314,666    331,058
   *Lai Sun Garment International, Ltd................................    918,000     95,588
    Lam Soon Hong Kong, Ltd...........................................     12,000      6,269
    Lee & Man Chemical Co., Ltd.......................................    158,000     76,077
    Lerado Group Holdings Co., Ltd....................................    570,000     58,581
    Li & Fung, Ltd....................................................    651,250  1,277,523
    Lifestyle International Holdings, Ltd.............................    169,000    384,794
    Lippo China Resources, Ltd........................................  5,560,000    114,355
    Lippo, Ltd........................................................    365,000    150,218
    Liu Chong Hing Investment, Ltd....................................    160,000    154,877
   *L'Occitane International SA.......................................     98,750    257,408
    Luen Thai Holdings, Ltd...........................................    391,000     46,239
   #Luk Fook Holdings International, Ltd..............................    255,000    616,022
    Luks Group (Vietnam Holdings) Co., Ltd............................    130,000     29,243
   *Lung Cheong International Holdings, Ltd...........................  1,224,000     29,853
    Lung Kee (Bermuda) Holdings, Ltd..................................    222,000     73,617
    Magnificent Estates, Ltd..........................................  3,238,000    120,843
    Man Yue Technology Holdings, Ltd..................................    254,000     44,987
   *Mei Ah Entertainment Group, Ltd...................................  3,200,000     41,267
    Melco International Development, Ltd..............................  1,317,000    987,121
    Midland Holdings, Ltd.............................................    804,000    422,710
    Ming Fai International Holdings, Ltd..............................    453,000     33,614
   *Ming Fung Jewellery Group, Ltd....................................  3,284,000    151,743
    Miramar Hotel & Investment Co., Ltd...............................    241,000    256,406
  #*Mongolian Mining Corp.............................................    475,500    260,532
    MTR Corp..........................................................    537,214  1,878,942
   *Nan Nan Resources Enterprise, Ltd.................................    124,000     12,779
    Natural Beauty Bio-Technology, Ltd................................     70,000     10,619
    Neo-Neon Holdings, Ltd............................................    565,500     57,146
   *Net2Gather China Holdings, Ltd....................................  2,124,000     18,964
    New Century Group Hong Kong, Ltd..................................    695,200     13,835
   *New Smart Energy Group, Ltd.......................................  7,350,000     39,489
    New World Development Co., Ltd....................................  2,733,882  3,472,809
    Neway Group Holdings, Ltd.........................................  5,250,000     10,760

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
HONG KONG -- (Continued)
    NewOcean Green Energy Holdings, Ltd............................... 1,076,000 $  224,258
   *Next Media, Ltd...................................................   722,000     46,348
   *Norstar Founders Group, Ltd.......................................   420,000         --
   *North Asia Resources Holdings, Ltd................................   775,000     27,983
    NWS Holdings, Ltd................................................. 1,244,153  1,896,867
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd............. 2,130,000    110,710
    Orient Overseas International, Ltd................................   307,000  1,732,922
    Oriental Watch Holdings, Ltd......................................   666,240    201,456
    Pacific Andes International Holdings, Ltd......................... 2,774,274    151,502
    Pacific Basin Shipping, Ltd....................................... 2,427,000  1,064,093
    Pacific Textile Holdings, Ltd.....................................   432,000    304,597
    Paliburg Holdings, Ltd............................................   586,790    177,697
   *Pan Asia Environmental Protection Group, Ltd......................   522,000     42,853
    PCCW, Ltd......................................................... 2,081,000    815,499
    PCCW, Ltd. Sponsored ADR..........................................     7,400     29,230
  #*Peace Mark Holdings, Ltd..........................................   308,000         --
   *Pearl Oriental Oil, Ltd........................................... 2,216,627    173,523
    Pegasus International Holdings, Ltd...............................    82,000     11,737
    Pico Far East Holdings, Ltd.......................................   718,000    156,812
    Playmates Holdings, Ltd...........................................    73,400     32,987
   *PME Group, Ltd.................................................... 2,540,000     37,285
   *PNG Resources Holdings, Ltd....................................... 2,832,000     40,369
    Polytec Asset Holdings, Ltd....................................... 1,650,000    150,144
    Power Assets Holdings, Ltd........................................   248,000  1,944,606
    Public Financial Holdings, Ltd....................................   464,000    196,751
    PYI Corp., Ltd.................................................... 4,134,202     93,700
    Regal Hotels International Holdings, Ltd..........................   915,400    354,470
    Richfield Group Holdings, Ltd..................................... 1,624,000     64,415
  #*Rising Development Holdings, Ltd..................................   278,000     15,513
    SA SA International Holdings, Ltd.................................   448,000    272,095
  #*Sandmartin International Holdings, Ltd............................   270,000     33,449
    Sands China, Ltd..................................................   134,800    394,551
    SCMP Group, Ltd...................................................    10,000      1,774
    SEA Holdings, Ltd.................................................   246,000    110,792
    Shangri-La Asia, Ltd.............................................. 1,094,166  2,148,610
    Shenyin Wanguo, Ltd...............................................   355,000     93,164
    Shenzhen High-Tech Holdings, Ltd..................................   172,000     10,361
   *Shougang Concord Grand Group, Ltd.................................   693,000     26,221
   *Shougang Concord Technology Holdings, Ltd......................... 1,574,000     72,063
    Shun Tak Holdings, Ltd............................................ 2,228,250    772,173
    Sing Tao News Corp., Ltd..........................................   490,000     62,812
    Singamas Container Holdings, Ltd.................................. 2,308,000    477,752
    Sino Land Co., Ltd................................................ 2,209,675  3,748,908
   *Sinocop Resources Holdings, Ltd...................................   380,000     30,684
   *Sino-Tech International Holdings, Ltd............................. 8,630,000     77,901
    SJM Holdings, Ltd.................................................   199,000    352,850
    SmarTone Telecommunications Holdings, Ltd.........................   396,803    834,263
    SOCAM Development, Ltd............................................   404,488    390,350
   *Solomon Systech International, Ltd................................ 1,974,000     49,401
    Soundwill Holdings, Ltd...........................................    16,000     23,537
   *South China (China), Ltd.......................................... 1,088,000     74,455
    Stella International Holdings, Ltd................................   178,000    443,290
   *Stelux Holdings International, Ltd................................   566,000    135,383
   *Success Universe Group, Ltd....................................... 1,064,000     28,035
    Sun Hing Vision Group Holdings, Ltd...............................   122,000     41,082
   #Sun Hung Kai & Co., Ltd...........................................   953,590    458,596
    Sun Hung Kai Properties, Ltd......................................   605,699  7,508,264
   *Sun Innovation Holdings, Ltd...................................... 1,120,000     14,371
    Sunwah Kingsway Capital Holdings, Ltd.............................   638,000      8,215
   *Superb Summit International Timber Co., Ltd....................... 2,801,000     30,233
   #Sustainable Forest Holdings, Ltd.................................. 4,087,500     83,809

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

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
HONG KONG -- (Continued)
    Symphony Holdings, Ltd............................................   511,500 $     22,198
    Tai Cheung Holdings, Ltd..........................................   578,000      400,810
   *Talent Property Group, Ltd........................................ 1,245,000       35,784
    Tan Chong International, Ltd......................................   372,000       99,356
   #Tao Heung Holdings, Ltd...........................................    36,000       18,293
  #*Taung Gold International, Ltd..................................... 3,200,000       65,612
    Techtronic Industries Co., Ltd.................................... 1,761,500    2,369,426
    Television Broadcasts, Ltd........................................   131,000      934,587
    Termbray Industries International (Holdings), Ltd.................   112,000        9,795
    Texwinca Holdings, Ltd............................................   420,000      394,582
   *Theme International Holdings, Ltd.................................   680,000       11,989
   *Titan Petrochemicals Group, Ltd................................... 3,200,000       15,846
   *Tom Group, Ltd.................................................... 1,250,000      109,085
    Tongda Group Holdings, Ltd........................................ 4,580,000      167,318
    Top Form International, Ltd.......................................   200,000        7,978
   *Town Health International Investments, Ltd........................   384,835       22,994
    Tradelink Electronic Commerce, Ltd................................   198,000       29,028
   #Transport International Holdings, Ltd.............................   269,800      526,085
   *Trinity, Ltd......................................................   534,000      347,616
   *TSC Group Holdings, Ltd...........................................   771,000      109,839
    Tse Sui Luen Jewellery International, Ltd.........................    60,000       37,701
    Tungtex Holdings Co., Ltd.........................................   126,000       12,333
    Tysan Holdings, Ltd...............................................   300,000       56,979
    United Laboratories International Holdings, Ltd. (The)............   947,500      448,087
    Universal Technologies Holdings, Ltd.............................. 1,270,000       57,811
   *U-Right International Holdings, Ltd............................... 1,502,000        2,712
   *Value Convergence Holdings, Ltd...................................   252,000       29,538
   #Value Partners Group, Ltd.........................................   474,000      216,236
   *Vantage International Holdings, Ltd...............................   222,000       12,950
    Varitronix International, Ltd.....................................   369,000      122,302
    Vedan International Holdings, Ltd................................. 1,192,000       79,682
    Victory City International Holdings, Ltd.......................... 1,189,116      114,484
    Vitasoy International Holdings, Ltd...............................   286,000      253,586
   *Vongroup, Ltd..................................................... 1,765,000        9,537
    VST Holdings, Ltd.................................................   764,000      118,483
   #VTech Holdings, Ltd...............................................    52,200      611,207
  #*Wah Nam International Holdings, Ltd............................... 2,758,520      166,681
    Wai Kee Holdings, Ltd.............................................   222,000       40,462
    Wang On Group, Ltd................................................ 3,320,000       35,620
    Water Oasis Group, Ltd............................................   152,000       19,165
    Wharf Holdings, Ltd...............................................   701,750    4,023,120
    Wheelock & Co., Ltd...............................................   716,000    2,789,230
    Win Hanverky Holdings, Ltd........................................   598,000       49,995
    Wing Hang Bank, Ltd...............................................   182,446    1,663,817
    Wing On Co. International, Ltd....................................   123,137      268,181
    Wing Tai Properties, Ltd..........................................   374,000      204,946
   *Wo Kee Hong Holdings, Ltd.........................................    25,000          514
    Wong's Kong King International Holdings, Ltd......................   110,000        9,897
   #Wynn Macau, Ltd...................................................   177,600      376,347
    Xingye Copper International Group, Ltd............................   671,000       67,240
    Xinyi Glass Holdings, Ltd......................................... 1,148,000      576,764
    Yau Lee Holdings, Ltd.............................................   218,000       28,858
    Yeebo (International Holdings), Ltd...............................    26,000        4,152
    YGM Trading, Ltd..................................................    89,000      201,752
    Yue Yuen Industrial Holdings, Ltd.................................   407,500    1,227,691
   *Yugang International, Ltd......................................... 4,450,000       23,431
                                                                                 ------------
TOTAL HONG KONG.......................................................            137,094,666
                                                                                 ------------
IRELAND -- (0.5%)
   *Aer Lingus Group P.L.C............................................   137,266      183,336
   *Anglo Irish Bank Corp. P.L.C. (B06H8J9)...........................   165,847           --

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
IRELAND -- (Continued)
   *Anglo Irish Bank Corp. P.L.C. (B076LH4)...........................   457,521 $        --
    C&C Group P.L.C. (B010DT8)........................................    24,767     108,067
    C&C Group P.L.C. (B011Y09)........................................   442,022   1,939,700
    CRH P.L.C. (0182704)..............................................    70,855   1,315,657
    CRH P.L.C. (4182249)..............................................   160,387   2,936,497
   #CRH P.L.C. Sponsored ADR..........................................   366,446   6,698,633
    DCC P.L.C. (0242493)..............................................    25,457     630,939
    DCC P.L.C. (4189477)..............................................    80,778   2,006,536
    Dragon Oil P.L.C. (0059079).......................................    78,269     697,420
    Dragon Oil P.L.C. (5323218).......................................   189,211   1,693,586
   *Elan Corp. P.L.C..................................................    11,725     136,749
   *Elan Corp. P.L.C. Sponsored ADR...................................   203,900   2,355,045
    FBD Holdings P.L.C. (0329028).....................................    18,709     181,835
    FBD Holdings P.L.C. (4330231).....................................    12,521     121,253
    Glanbia P.L.C. (0066950)..........................................    74,909     561,626
    Glanbia P.L.C. (4058629)..........................................    24,849     186,473
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................ 3,660,184     453,460
   #Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)..    69,496     389,178
    Grafton Group P.L.C...............................................   220,268     752,026
    IFG Group P.L.C. (0232524)........................................    19,722      35,422
    IFG Group P.L.C. (4373355)........................................    34,933      63,349
   *Independent News & Media P.L.C. (B59HWB1).........................   115,743      29,114
   *Independent News & Media P.L.C. (B5TR5N4).........................     9,779       2,466
    Irish Continental Group P.L.C. (3333651)..........................    12,414     227,875
    Irish Continental Group P.L.C. (3339455)..........................    13,955     256,429
   *Kenmare Resources P.L.C. (0487948)................................   296,459     177,331
   *Kenmare Resources P.L.C. (4490737)................................    61,000      36,636
    Kerry Group P.L.C. Series A (0490656).............................    76,886   3,493,683
    Kerry Group P.L.C. Series A (4519579).............................    22,072   1,004,306
    Kingspan Group P.L.C. (0492793)...................................    19,320     154,256
    Kingspan Group P.L.C. (4491235)...................................   144,582   1,156,789
   *McInerney Holdings P.L.C..........................................    94,047          --
    Paddy Power P.L.C. (0258810)......................................     7,672     516,564
    Paddy Power P.L.C. (4828974)......................................    11,659     785,940
    Smurfit Kappa Group P.L.C.........................................   144,840   1,077,428
    United Drug P.L.C. (3302480)......................................    70,507     181,876
    United Drug P.L.C. (3335969)......................................   225,085     581,556
                                                                                 -----------
TOTAL IRELAND.........................................................            33,129,036
                                                                                 -----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd....................................   106,992     270,906
   *Africa Israel Properties, Ltd.....................................     7,553      48,908
   *Airport City, Ltd.................................................     7,786      30,094
   *Alon Holdings Blue Square Israel, Ltd.............................    15,717      31,583
   *AL-ROV Israel, Ltd................................................     4,964      80,519
   *Alrov Properties & Lodgings, Ltd..................................     1,569      20,442
   *Alvarion, Ltd.....................................................    80,114      29,733
    Amot Investments, Ltd.............................................    44,320      90,819
   *AudioCodes, Ltd...................................................    29,705      46,277
    Avgol Industries 1953, Ltd........................................    30,929      22,273
    Azrieli Group, Ltd................................................    32,119     685,897
   *Babylon, Ltd......................................................    23,921     247,918
    Bank Hapoalim B.M................................................. 1,000,946   2,900,432
   *Bank Leumi Le-Israel B.M..........................................   848,266   1,912,483
    Bayside Land Corp.................................................       554      86,098
    Bezeq Israeli Telecommunication Corp., Ltd........................   436,963     439,606
   *Biocell, Ltd......................................................       937       6,107
   *BioLineRX, Ltd....................................................     1,906         529
    Cellcom Israel, Ltd...............................................    15,074      84,201
   *Ceragon Networks, Ltd.............................................    14,237     117,021
   *Clal Biotechnology Industries, Ltd................................    34,346      82,474

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
ISRAEL -- (Continued)
    Clal Industries & Investments, Ltd................................    83,965 $  233,560
    Clal Insurance Enterprises Holdings, Ltd..........................    27,678    234,519
    Delek Automotive Systems, Ltd.....................................    31,324    169,160
    Delek Group, Ltd..................................................     3,983    528,534
    Delta-Galil Industries, Ltd.......................................       476      4,446
    DS Apex Holdings, Ltd.............................................    17,159     58,694
   *El Al Israel Airlines, Ltd........................................   229,770     21,260
   *Elbit Medical Imaging, Ltd........................................    14,867     41,716
    Elbit Systems, Ltd................................................    26,649    861,683
   *Electra Real Estate, Ltd..........................................       684        933
    Electra, Ltd......................................................     1,787    130,145
   *Elron Electronic Industries, Ltd..................................    20,288     64,544
   *Evogene, Ltd......................................................    19,051     79,395
   *EZchip Semiconductor, Ltd. (6554998)..............................     2,588     94,282
  #*EZchip Semiconductor, Ltd. (M4146Y108)............................    12,379    453,938
   *First International Bank of Israel, Ltd...........................    29,709    287,260
    FMS Enterprises Migun, Ltd........................................     3,360     38,083
   *Formula Systems (1985), Ltd.......................................     8,566    126,967
    Frutarom Industries, Ltd..........................................    42,047    375,005
   *Gilat Satellite Networks, Ltd.....................................    28,182     72,953
   *Given Imaging, Ltd................................................    14,112    200,154
    Golf & Co., Ltd...................................................    12,895     37,227
   *Granite Hacarmel Investments, Ltd.................................    44,269     40,429
   *Hadera Paper, Ltd.................................................     2,941    100,429
   *Harel Insurance Investments & Finances, Ltd.......................    13,707    331,448
    Hot Telecommunications Systems, Ltd...............................    23,179    183,883
   *Industrial Building Corp., Ltd....................................    57,446     66,452
    Israel Chemicals, Ltd.............................................    84,184    996,594
   *Israel Discount Bank, Ltd. Series A............................... 1,005,757    938,014
    Israel Land Development Co., Ltd. (The)...........................     7,214     42,224
    Ituran Location & Control, Ltd. (B0LDC23).........................    19,534    217,562
    Ituran Location & Control, Ltd. (M6158M104).......................     1,690     19,097
   *Jerusalem Oil Exploration, Ltd....................................    13,185    223,506
   *Kamada, Ltd.......................................................    12,435     86,225
   *Kardan Yazamut, Ltd...............................................     7,525        970
   *Magic Software Enterprises, Ltd...................................    10,713     47,088
    Matrix IT, Ltd....................................................    60,458    234,894
    Melisron, Ltd.....................................................     9,642    146,878
   *Mellanox Technologies, Ltd........................................    21,944  2,352,511
   *Menorah Mivtachim Holdings, Ltd...................................    30,184    162,430
    Migdal Insurance & Financial Holding, Ltd.........................   354,571    327,372
   *Mizrahi Tefahot Bank, Ltd.........................................   170,311  1,276,867
   *Naphtha Israel Petroleum Corp., Ltd...............................    43,102    133,233
    Neto Me Holdings, Ltd.............................................     1,394     42,871
   *NICE Systems, Ltd. Sponsored ADR..................................    55,680  2,004,480
   *Nitsba Holdings (1995), Ltd.......................................    22,046    146,030
   *Nova Measuring Instruments, Ltd...................................     6,056     52,335
   *Oil Refineries, Ltd............................................... 1,015,242    466,766
   *Orckit Communications, Ltd........................................     1,062        213
    Ormat Industries, Ltd.............................................    84,529    368,702
    Osem Investments, Ltd.............................................    23,175    288,028
   *Partner Communications Co., Ltd...................................    20,502     67,548
    Partner Communications Co., Ltd. ADR..............................    10,175     33,679
    Paz Oil Co., Ltd..................................................     5,543    578,808
   *Phoenix Holdings, Ltd. (The)......................................    68,435    102,074
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............     6,583    167,259
   *Retalix, Ltd......................................................    20,386    427,254
    Shikun & Binui, Ltd...............................................   185,070    242,878
   *Strauss Group, Ltd................................................    29,515    263,896
   *Suny Electronic, Ltd..............................................     4,395      6,474
    Super-Sol, Ltd. Series B..........................................    54,981    119,206

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

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd...............................     1,324 $    54,000
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR................   258,154  10,555,917
   *Tower Semiconductor, Ltd..........................................   305,597     199,009
   *Union Bank of Israel, Ltd.........................................    26,181      67,154
                                                                                 -----------
TOTAL ISRAEL..........................................................            35,531,465
                                                                                 -----------
ITALY -- (1.8%)
   #A2A SpA...........................................................   587,148     245,473
    ACEA SpA..........................................................    54,685     291,985
    Acegas-APS SpA....................................................    27,685     139,558
   *Acotel Group SpA..................................................       164       4,825
   *Aedes SpA.........................................................   413,437      35,751
    Alerion Cleanpower SpA............................................    21,417      89,427
    Amplifon SpA......................................................    56,552     210,059
    Ansaldo STS SpA...................................................    52,621     402,611
   *Arnoldo Mondadori Editore SpA.....................................   193,792     217,297
   *Ascopiave SpA.....................................................    41,689      44,616
   #Assicurazioni Generali SpA........................................   602,224   7,543,579
    Astaldi SpA.......................................................    86,361     501,732
    Atlantia SpA......................................................    68,727     902,291
    Autogrill SpA.....................................................    56,058     452,495
    Azimut Holding SpA................................................   101,464     966,985
  #*Banca Carige SpA..................................................   850,437     647,798
    Banca Finnat Euramerica SpA.......................................    48,133      14,038
    Banca Generali SpA................................................    28,974     328,817
    Banca IFIS SpA....................................................     8,381      47,531
  #*Banca Monte Dei Paschi di Siena SpA............................... 6,396,900   1,413,516
    Banca Piccolo Credito Valtellinese Scarl..........................   366,139     478,254
    Banca Popolare dell'Emilia Romagna Scarl..........................   379,973   1,651,711
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................   103,509     123,343
  #*Banca Popolare di Milano Scarl.................................... 4,899,520   2,243,122
    Banca Popolare di Sondrio Scarl...................................   419,899   2,309,684
    Banca Profilo SpA.................................................   191,941      56,473
    Banco di Desio e della Brianza SpA................................    50,037     100,268
   *Banco Popolare Scarl.............................................. 1,667,512   1,941,859
   #BasicNet SpA......................................................    47,125     115,175
    Beghelli SpA......................................................    52,121      26,164
   *Biesse SpA........................................................     8,931      36,109
    Bonifica Terreni Ferraresi e Imprese Agricole SpA.................       954      42,212
    Brembo SpA........................................................    37,969     390,536
   *Brioschi Sviluppo Immobiliare SpA.................................   218,173      22,508
    Buzzi Unicem SpA..................................................   124,595   1,248,735
    C.I.R. SpA - Compagnie Industriali Riunite........................   567,387     570,825
    Cairo Communication SpA...........................................    13,925      45,329
    Caltagirone Editore SpA...........................................   104,017     108,719
   *Carraro SpA.......................................................    24,693      49,514
    Cembre SpA........................................................     4,534      33,566
    Cementir Holding SpA..............................................    90,622     150,401
   *Class Editore SpA.................................................     9,720       1,979
    Credito Artigiano SpA.............................................    76,968      76,328
    Credito Bergamasco SpA............................................     7,858      92,265
    Credito Emiliano SpA..............................................   171,336     579,819
   *d'Amico International Shipping S.A................................    13,646       6,199
    Danieli & Co. SpA.................................................    23,943     503,583
    Davide Campari - Milano SpA.......................................   173,024   1,192,252
    De Longhi SpA.....................................................    47,129     520,161
   *Delclima SpA......................................................    35,945      22,894
   #DiaSorin SpA......................................................    11,549     316,177
   *EEMS Italia SpA...................................................     5,056       1,210
   *EI Towers SpA.....................................................     3,548      82,589
   *Elica SpA.........................................................    11,033       8,748

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

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
ITALY -- (Continued)
    Emak SpA..........................................................     5,067 $    3,349
    Enel SpA..........................................................   765,895  2,187,225
   *Engineering Ingegneria Informatica SpA............................     4,436    141,789
    Eni SpA...........................................................   274,362  5,657,442
   #Eni SpA Sponsored ADR.............................................   221,992  9,154,950
    ERG SpA...........................................................    69,390    486,573
    Esprinet SpA......................................................    49,730    190,605
   *Eurotech SpA......................................................    33,665     46,605
   #Falck Renewables SpA..............................................   244,688    264,168
    Fiat Industrial SpA...............................................   279,288  2,736,295
  #*Fiat SpA.......................................................... 1,172,958  5,747,983
   *Fiat SpA Sponsored ADR............................................     8,900     43,966
    Fiera Milano SpA..................................................     2,610     10,191
  #*Finmeccanica SpA..................................................   682,403  2,493,372
  #*Fondiaria-Sai SpA.................................................   524,413    642,802
   *Gas Plus SpA......................................................     5,879     36,464
  #*Gemina SpA........................................................   889,056    684,990
   #Geox SpA..........................................................   154,158    354,505
    Gruppo Editoriale L'Espresso SpA..................................   179,761    140,602
    Gruppo MutuiOnline SpA............................................       659      2,341
    Hera SpA..........................................................   351,113    429,309
    Immsi SpA.........................................................   295,381    161,558
   #Impregilo SpA.....................................................   553,375  2,083,218
   #Indesit Co. SpA...................................................    47,214    168,769
    Industria Macchine Automatiche SpA................................     3,460     55,640
   *Intek SpA.........................................................    73,119     31,857
    Interpump Group SpA...............................................   100,384    693,242
    Intesa Sanpaolo SpA............................................... 4,556,731  5,760,019
    Intesa Sanpaolo SpA Sponsored ADR.................................    13,817    103,489
    Iren SpA..........................................................   312,378    109,810
    Isagro SpA........................................................     2,290      5,734
   #Italcementi SpA...................................................   117,272    481,800
   *Italmobiliare SpA.................................................    11,694    155,182
  #*Juventus Football Club SpA........................................   919,332    211,811
   *KME Group SpA.....................................................   363,715    135,982
   *Landi Renzo SpA...................................................    48,404     74,371
    Lottomatica Group SpA.............................................    62,496  1,224,070
    Luxottica Group SpA...............................................     4,060    139,190
    Luxottica Group SpA Sponsored ADR.................................    13,000    443,560
   *Maire Tecnimont SpA...............................................   351,516    250,404
    Marcolin SpA......................................................    14,922     82,951
  #*Mariella Burani SpA...............................................     2,897         --
    MARR SpA..........................................................    23,800    214,963
   #Mediaset SpA......................................................   864,297  1,506,469
    Mediobanca SpA....................................................   726,043  2,496,496
   #Mediolanum SpA....................................................   254,668    841,296
   *Milano Assicurazioni SpA..........................................   271,486     89,848
   *Molecular Medicine SpA............................................       578        283
    Nice SpA..........................................................    16,046     50,328
   *PanariaGroup Industrie Ceramiche SpA..............................     6,205      5,263
    Parmalat SpA...................................................... 1,003,911  1,892,955
   #Piaggio & C. SpA..................................................   211,207    505,456
   *Pininfarina SpA...................................................    20,537     76,199
   #Pirelli & C. SpA..................................................   319,574  3,227,242
   *Poltrona Frau SpA.................................................    21,297     22,508
  #*Prelios SpA....................................................... 1,728,709    210,971
   *Premafin Finanziaria SpA..........................................   173,719     34,433
   *Prima Industrie SpA...............................................       514      4,645
    Prysmian SpA......................................................    87,952  1,408,748
  #*RCS MediaGroup SpA................................................   150,344     88,564
    Recordati SpA.....................................................    84,777    571,983

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
ITALY -- (Continued)
   *Reno de Medici SpA................................................   235,915 $     32,084
    Reply SpA.........................................................       227        4,835
   *Retelit SpA.......................................................    97,423       38,948
   *Risanamento Napoli SpA............................................    15,429        1,911
    Sabaf SpA.........................................................     3,423       39,874
    SAES Getters SpA..................................................     4,958       41,341
   *Safilo Group SpA..................................................    63,059      404,615
    Saipem SpA........................................................    36,700    1,686,683
   *Saras SpA.........................................................   431,347      473,257
    SAVE SpA..........................................................    28,144      217,294
   *Screen Service Broadcasting Technologies SpA......................    20,463        4,494
  #*Seat Pagine Gialle SpA............................................ 1,199,818       44,224
   *Snai SpA..........................................................     8,397        8,706
    Snam SpA..........................................................   323,685    1,301,165
   *Societa Cattolica di Assicurazioni Scrl...........................    53,118      645,321
    Societa Iniziative Autostradali e Servizi SpA.....................    78,351      528,449
   *Societa Partecipazioni Finanziarie SpA............................   271,551        3,681
   #Sogefi SpA........................................................    70,212      165,641
    Sol SpA...........................................................    25,548      138,277
   *Sorin SpA.........................................................   409,895      857,087
    Tamburi Investment Partners SpA...................................     5,874       10,109
  #*Telecom Italia Media SpA..........................................   585,559      105,026
    Telecom Italia SpA................................................ 4,543,571    3,698,594
   #Telecom Italia SpA Sponsored ADR..................................   342,088    2,777,755
   #Tenaris SA ADR....................................................    49,796    1,906,191
    Terna Rete Elettrica Nazionale SpA................................   562,494    1,877,200
  #*Tiscali SpA.......................................................   932,426       32,601
    Tod's SpA.........................................................     5,013      459,940
   #Trevi Finanziaria SpA.............................................    44,934      240,669
   *Uni Land SpA......................................................    58,555           --
   *UniCredit SpA..................................................... 1,977,287    6,699,358
    Unione di Banche Italiane ScpA.................................... 1,323,355    3,832,658
  #*Unipol Gruppo Finanziario SpA.....................................   346,413      858,168
    Vianini Lavori SpA................................................    27,367       92,154
    Vittoria Assicurazioni SpA........................................    40,661      212,507
   *Yoox SpA..........................................................    21,873      290,430
    Zignago Vetro SpA.................................................    11,452       64,969
                                                                                 ------------
TOTAL ITALY...........................................................            116,522,144
                                                                                 ------------
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)...............................................   507,000    1,908,270
  #*A&A Material Corp.................................................    12,000       10,468
    A&D Co., Ltd......................................................    18,000       66,519
   #ABC-Mart, Inc.....................................................     6,200      249,875
    Accordia Golf Co., Ltd............................................     1,464      958,725
    Achilles Corp.....................................................   197,000      265,545
    Adeka Corp........................................................   114,000      959,869
   *Aderans Co., Ltd..................................................    43,500      525,306
    Advan Co., Ltd....................................................    22,700      239,543
    Advantest Corp....................................................    60,700      770,263
   #Advantest Corp. ADR...............................................    15,767      199,610
   #Aeon Co., Ltd.....................................................   327,600    3,944,521
    Aeon Delight Co., Ltd.............................................     7,200      165,913
    Aeon Fantasy Co., Ltd.............................................    10,500      156,467
    Aeon Mall Co., Ltd................................................    12,200      291,804
    Agrex, Inc........................................................     4,200       41,269
    Ahresty Corp......................................................    27,800      187,607
    Ai Holdings Corp..................................................    45,900      254,862
    Aica Kogyo Co., Ltd...............................................    48,300      745,510
    Aichi Bank, Ltd. (The)............................................    10,500      519,943
    Aichi Corp........................................................    46,600      209,040

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Aichi Steel Corp.................................................. 136,000 $  515,080
    Aichi Tokei Denki Co., Ltd........................................  27,000    101,995
    Aida Engineering, Ltd.............................................  78,800    467,872
    Aigan Co., Ltd....................................................  26,900    110,708
    Ain Pharmaciez, Inc...............................................   3,300    206,401
    Aiphone Co., Ltd..................................................  21,900    423,555
    Air Water, Inc....................................................  86,000  1,034,334
    Airport Facilities Co., Ltd.......................................  32,300    148,257
   *Aisan Industry Co., Ltd...........................................  44,900    363,047
    Aisin Seiki Co., Ltd..............................................  63,500  1,930,237
    Ajinomoto Co., Inc................................................ 342,000  4,844,361
   #Akebono Brake Industry Co., Ltd...................................  80,600    351,964
    Akita Bank, Ltd. (The)............................................ 249,000    680,266
   #Alconix Corp......................................................   5,600    106,332
    Alfresa Holdings Corp.............................................  56,100  2,982,129
    All Nippon Airways Co., Ltd....................................... 151,000    348,810
    Allied Telesis Holdings K.K....................................... 103,600     88,106
    Alpen Co., Ltd....................................................  25,700    484,172
    Alpha Corp........................................................   3,500     37,204
    Alpha Systems, Inc................................................  11,520    147,991
    Alpine Electronics, Inc...........................................  61,700    647,642
    Alps Electric Co., Ltd............................................ 206,600  1,230,375
    Alps Logistics Co., Ltd...........................................  10,900    109,263
    Altech Co., Ltd...................................................   8,200     19,155
    Altech Corp.......................................................   6,100     46,519
    Amada Co., Ltd.................................................... 505,000  2,655,596
    Amano Corp........................................................  81,900    656,263
    Amiyaki Tei Co., Ltd..............................................      27     65,463
    Amuse, Inc........................................................   8,520    119,532
    Ando Corp......................................................... 126,000    157,050
    Anest Iwata Corp..................................................  24,000    109,854
    Anritsu Corp...................................................... 119,000  1,470,766
    AOC Holdings, Inc.................................................  69,500    227,191
    AOI Electronic Co., Ltd...........................................   4,800     67,482
    AOI Pro, Inc......................................................   5,500     36,803
    AOKI Holdings, Inc................................................  27,400    609,119
    Aomori Bank, Ltd. (The)........................................... 262,000    791,172
    Aoyama Trading Co., Ltd...........................................  77,400  1,511,926
    Aozora Bank, Ltd.................................................. 510,000  1,168,491
    Arakawa Chemical Industries, Ltd..................................  22,600    187,087
   *Arata Corp........................................................   2,000     10,178
    Araya Industrial Co., Ltd.........................................  59,000     79,514
    Arc Land Sakamoto Co., Ltd........................................  23,800    357,810
    Arcs Co., Ltd.....................................................  38,973    855,894
    Argo Graphics, Inc................................................   9,000    120,074
    Ariake Japan Co., Ltd.............................................  24,300    521,093
    Arisawa Manufacturing Co., Ltd....................................  60,300    154,702
    Arnest One Corp...................................................  45,400    620,845
    As One Corp.......................................................  14,090    302,595
    Asahi Co., Ltd....................................................   6,200    102,108
    Asahi Diamond Industrial Co., Ltd.................................  59,000    679,012
    Asahi Glass Co., Ltd.............................................. 444,000  2,606,684
    Asahi Group Holdings, Ltd.........................................  91,400  2,051,689
    Asahi Holdings, Inc...............................................  10,400    178,980
    Asahi Intecc Co., Ltd.............................................   1,400     38,233
    Asahi Kasei Corp.................................................. 625,000  3,312,586
    Asahi Kogyosha Co., Ltd...........................................  31,000    115,371
    Asahi Organic Chemicals Industry Co., Ltd.........................  86,000    212,284
  #*Asanuma Corp......................................................  82,000     57,356
    Asatsu-DK, Inc....................................................  33,900    968,784
    Asax Co., Ltd.....................................................      22     22,457

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
   *Ashimori Industry Co., Ltd........................................    87,000 $  112,921
    Asics Corp........................................................    42,700    499,785
    ASKA Pharmaceutical Co., Ltd......................................    38,000    206,859
    ASKUL Corp........................................................    10,400    128,511
    Astellas Pharma, Inc..............................................    42,000  1,995,237
    Asunaro Aoki Construction Co., Ltd................................    41,500    208,364
   #Atom Corp.........................................................    14,400     66,737
    Atsugi Co., Ltd...................................................   338,000    401,090
    Autobacs Seven Co., Ltd...........................................    34,300  1,688,220
    Avex Group Holdings, Inc..........................................    34,200    517,956
    Awa Bank, Ltd. (The)..............................................   279,000  1,713,200
    Axell Corp........................................................     2,200     47,117
    Azbil Corp........................................................    68,800  1,391,595
    Bando Chemical Industries, Ltd....................................   146,000    517,523
    Bank of Iwate, Ltd. (The).........................................    21,700    911,930
    Bank of Kyoto, Ltd. (The).........................................   258,000  1,886,933
    Bank of Nagoya, Ltd. (The)........................................   193,000    583,183
    Bank of Okinawa, Ltd. (The).......................................    30,650  1,296,092
    Bank of Saga, Ltd. (The)..........................................   175,000    411,940
    Bank of the Ryukyus, Ltd..........................................    55,300    676,943
    Bank of Yokohama, Ltd. (The)...................................... 1,022,000  4,628,681
    Belc Co., Ltd.....................................................    13,438    191,063
    Belluna Co., Ltd..................................................    36,150    288,650
    Benesse Holdings, Inc.............................................    16,300    769,353
  #*Best Denki Co., Ltd...............................................    65,500    125,549
  #*Bic Camera, Inc...................................................     1,003    533,909
    BML, Inc..........................................................    11,000    295,039
    Bookoff Corp......................................................    20,600    178,388
    Bridgestone Corp..................................................    76,000  1,711,828
    Brother Industries, Ltd...........................................   119,400  1,102,974
   *Bunka Shutter Co., Ltd............................................    63,000    281,556
    CAC Corp..........................................................    12,600     99,077
    Calsonic Kansei Corp..............................................   152,000    740,662
    Can Do Co., Ltd...................................................        33     41,276
    Canon Electronics, Inc............................................    17,900    371,543
    Canon Marketing Japan, Inc........................................    80,600  1,085,238
    Canon, Inc........................................................     7,334    244,906
   #Canon, Inc. Sponsored ADR.........................................    59,377  1,986,161
   #Capcom Co., Ltd...................................................    26,200    532,890
   *Carchs Holdings Co., Ltd..........................................    21,500      8,201
   #Casio Computer Co., Ltd...........................................   241,500  1,587,369
    Cawachi, Ltd......................................................    20,700    417,562
    Central Glass Co., Ltd............................................   245,000    905,843
    Central Japan Railway Co., Ltd....................................       151  1,247,525
    Century Tokyo Leasing Corp........................................    68,230  1,182,932
    Chiba Bank, Ltd. (The)............................................   599,000  3,489,359
   *Chiba Kogyo Bank, Ltd. (The)......................................    50,600    273,190
    Chino Corp........................................................    47,000    123,733
    Chiyoda Co., Ltd..................................................    28,200    677,500
    Chiyoda Corp......................................................    94,000  1,220,852
    Chiyoda Integre Co., Ltd..........................................    25,000    294,672
    Chofu Seisakusho Co., Ltd.........................................     2,600     57,447
    Chori Co., Ltd....................................................   177,000    222,571
    Chubu Electric Power Co., Ltd.....................................    73,100    779,772
    Chubu Shiryo Co., Ltd.............................................    28,000    180,040
    Chuetsu Pulp & Paper Co., Ltd.....................................   122,000    217,051
  #*Chugai Mining Co., Ltd............................................   259,700     55,951
   #Chugai Pharmaceutical Co., Ltd....................................    19,800    380,781
    Chugai Ro Co., Ltd................................................    81,000    232,761
    Chugoku Bank, Ltd. (The)..........................................   208,000  2,648,572
    Chugoku Electric Power Co., Ltd. (The)............................    64,900    827,218

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Chugoku Marine Paints, Ltd........................................    85,000 $  415,235
    Chukyo Bank, Ltd. (The)...........................................   197,000    423,767
   #Chuo Denki Kogyo Co., Ltd.........................................    31,000    124,136
    Chuo Gyorui Co., Ltd..............................................    38,000     91,699
    Chuo Mitsui Trust Holdings, Inc................................... 1,373,730  3,923,690
    Chuo Spring Co., Ltd..............................................    60,000    209,443
    Citizen Holdings Co., Ltd.........................................   314,250  1,736,192
    CKD Corp..........................................................    72,900    455,939
  #*Clarion Co., Ltd..................................................   103,000    191,715
    Cleanup Corp......................................................    24,400    151,923
    CMIC Holdings Co., Ltd............................................     7,200    111,291
    CMK Corp..........................................................    83,100    291,810
    Coca-Cola Central Japan Co., Ltd..................................    34,800    447,199
    Coca-Cola West Co., Ltd...........................................    90,402  1,547,124
    Cocokara fine, Inc................................................    23,520    798,057
   #Colowide Co., Ltd.................................................    32,000    259,418
    Computer Engineering & Consulting, Ltd............................    17,600    100,336
    COMSYS Holdings Corp..............................................   150,000  1,869,574
   *Co-Op Chemical Co., Ltd...........................................    26,000     31,363
    Core Corp.........................................................     6,100     52,444
    Corona Corp.......................................................    26,600    337,783
    Cosel Co., Ltd....................................................    18,800    247,828
    Cosmo Oil Co., Ltd................................................   836,000  1,823,148
   *Cosmos Initia Co., Ltd............................................       700      4,892
    Cosmos Pharmaceutical Corp........................................     3,000    243,969
    Create Medic Co., Ltd.............................................     3,500     35,829
    Credit Saison Co., Ltd............................................   156,300  3,544,186
   #Cresco, Ltd.......................................................    36,000    267,783
   #Cross Plus, Inc...................................................     2,000     19,622
    CTI Engineering Co., Ltd..........................................    12,300     70,346
    Cybozu, Inc.......................................................       141     42,859
    Dai Nippon Printing Co., Ltd......................................   470,000  3,572,265
   #Dai Nippon Toryo, Ltd.............................................   103,000    105,927
    Daibiru Corp......................................................    65,500    457,397
    Daicel Corp.......................................................   379,000  2,268,351
    Dai-Dan Co., Ltd..................................................    42,000    240,572
    Daido Kogyo Co., Ltd..............................................    32,000     56,570
   #Daido Metal Co., Ltd..............................................    40,000    374,006
    Daido Steel Co., Ltd..............................................   230,000  1,297,621
   #Daidoh, Ltd.......................................................    22,000    149,948
  #*Daiei, Inc. (The).................................................   143,400    330,566
    Daifuku Co., Ltd..................................................   121,500    724,530
    Daihatsu Motor Co., Ltd...........................................    66,000  1,102,976
    Daihen Corp.......................................................   131,000    404,015
    Daiho Corp........................................................    78,000     89,101
  #*Daiichi Chuo K.K..................................................   152,000    153,381
    Daiichi Jitsugyo Co., Ltd.........................................    78,000    369,079
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................     3,000     60,367
    Daiichi Kogyo Seiyaku Co., Ltd....................................    39,000    114,926
    Dai-ichi Life Insurance Co., Ltd. (The)...........................     2,652  2,779,944
    Daiichi Sankyo Co., Ltd...........................................    69,100  1,137,168
    Dai-ichi Seiko Co., Ltd...........................................    11,300    191,370
    Daiken Corp.......................................................   119,000    307,665
    Daiki Aluminium Industry Co., Ltd.................................    43,000    122,087
   #Daikin Industries, Ltd............................................    48,900  1,328,445
    Daiko Clearing Services Corp......................................    17,700     64,542
    Daikoku Denki Co., Ltd............................................    10,200    187,423
   #Daikokutenbussan Co., Ltd.........................................       700     19,597
    Daikyo, Inc.......................................................   338,392    846,945
   #Dainichi Co., Ltd.................................................    17,300    140,219
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........    84,000    338,155

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Dainippon Screen Manufacturing Co., Ltd...........................   243,000 $1,623,239
    Dainippon Sumitomo Pharma Co., Ltd................................    97,300  1,074,596
    Daio Paper Corp...................................................   122,000    735,556
    Daisan Bank, Ltd. (The)...........................................   195,000    354,640
   #Daiseki Co., Ltd..................................................    37,425    626,189
    Daishi Bank, Ltd. (The)...........................................   407,000  1,190,764
   *Daishinku Corp....................................................     6,000     16,239
    Daiso Co., Ltd....................................................    91,000    265,289
   *Daisue Construction Co., Ltd......................................    70,000     46,046
    Daisyo Corp.......................................................    25,300    337,534
    Daito Bank, Ltd. (The)............................................   138,000    108,689
    Daito Electron Co., Ltd...........................................     1,000      4,630
    Daito Pharmaceutical Co., Ltd.....................................    12,400    173,390
   #Daito Trust Construction Co., Ltd.................................     9,700    932,168
    Daiwa House Industry Co., Ltd.....................................   300,000  4,261,985
    Daiwa Industries, Ltd.............................................    40,000    190,623
    Daiwa Securities Group, Inc....................................... 1,401,000  5,221,587
    Daiwabo Holdings Co., Ltd.........................................   308,000    551,979
    DC Co., Ltd.......................................................    24,400     73,674
    DCM Holdings Co., Ltd.............................................   121,280    841,325
    DeNa Co., Ltd.....................................................    12,400    268,664
    Denki Kagaku Kogyo K.K............................................   589,000  1,939,442
    Denki Kogyo Co., Ltd..............................................   121,000    566,803
   #Denso Corp........................................................   125,500  3,998,420
    Dentsu, Inc.......................................................    44,600  1,183,929
    Denyo Co., Ltd....................................................    24,400    280,094
    Descente, Ltd.....................................................    49,000    306,014
    DIC Corp..........................................................   369,000    634,796
  #*Digital Garage, Inc...............................................        49     81,762
   #Disco Corp........................................................    17,700    929,634
    DMW Corp..........................................................       900     16,666
    Don Quijote Co., Ltd..............................................    14,200    473,721
   *Doshisha Co., Ltd.................................................    16,300    471,665
    Doutor Nichires Holdings Co., Ltd.................................    40,823    510,144
    Dowa Holdings Co., Ltd............................................   274,500  1,683,389
   #Dr. Ci:Labo Co., Ltd..............................................        46    155,069
    DTS Corp..........................................................    36,000    462,696
    Dunlop Sports Co., Ltd............................................    15,000    179,583
    Duskin Co., Ltd...................................................    68,200  1,344,791
    Dwango Co., Ltd...................................................       103    155,961
    Dynic Corp........................................................    14,000     27,037
   #eAccess, Ltd......................................................     3,018    551,001
    Eagle Industry Co., Ltd...........................................    40,000    311,715
    Earth Chemical Co., Ltd...........................................     7,900    288,699
    East Japan Railway Co.............................................    34,700  2,219,649
   *Ebara Corp........................................................   539,000  2,025,151
    Ebara-Udylite Co., Ltd............................................     2,100     61,521
    Echo Trading Co., Ltd.............................................     3,000     26,143
   #Edion Corp........................................................    95,200    458,657
    Ehime Bank, Ltd. (The)............................................   188,000    507,659
    Eidai Co., Ltd....................................................    13,000     60,847
    Eighteenth Bank, Ltd. (The).......................................   302,000    760,607
    Eiken Chemical Co., Ltd...........................................    28,700    387,178
    Eisai Co., Ltd....................................................    11,500    508,913
    Eizo Nanao Corp...................................................    20,900    405,699
   *Elecom Co., Ltd...................................................     1,600     26,503
    Electric Power Development Co., Ltd...............................    20,200    475,149
    Elematec Corp.....................................................     9,603    130,538
    Enplas Corp.......................................................    16,900    494,312
   *Enshu, Ltd........................................................    37,000     32,801
    Ensuiko Sugar Refining Co., Ltd...................................    11,000     28,255

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
   *EPS Corp..........................................................      65 $  176,016
    ESPEC Corp........................................................  35,300    323,865
    Excel Co., Ltd....................................................   1,500     13,891
    Exedy Corp........................................................  43,600    869,187
    Ezaki Glico Co., Ltd..............................................  45,000    518,896
   *F&A Aqua Holdings, Inc............................................  15,600    164,079
    Faith, Inc........................................................     847     90,092
    FALCO SD HOLDINGS Co., Ltd........................................   7,800     93,449
    FamilyMart Co., Ltd...............................................  13,500    638,857
    Fancl Corp........................................................  55,200    672,146
    FANUC Corp........................................................   9,500  1,466,690
    Fast Retailing Co., Ltd...........................................   2,800    575,046
    FCC Co., Ltd......................................................  45,000    694,384
  #*FDK Corp..........................................................  84,000     87,171
    Felissimo Corp....................................................   1,200     16,819
  #*Ferrotec Corp.....................................................  10,300     51,978
    FIDEA Holdings Co., Ltd...........................................  55,600    107,104
   *Fields Corp.......................................................      21     34,206
  #*First Baking Co., Ltd.............................................  12,000     12,655
    Foster Electric Co., Ltd..........................................  27,500    419,747
    FP Corp...........................................................   6,100    423,897
    France Bed Holdings Co., Ltd...................................... 137,000    292,859
    F-Tech, Inc.......................................................   6,800    105,597
  #*Fudo Tetra Corp................................................... 128,400    177,674
    Fuji Co., Ltd.....................................................  20,100    452,614
    Fuji Corp, Ltd....................................................  35,400    187,583
    Fuji Electric Co., Ltd............................................ 662,000  1,459,647
    Fuji Electronics Co., Ltd.........................................  21,200    287,896
   #Fuji Furukawa Engineering & Construction Co., Ltd.................  10,000     26,009
    Fuji Heavy Industries, Ltd........................................ 441,000  3,268,908
   *Fuji Kiko Co., Ltd................................................  16,000     52,560
   *Fuji Kosan Co., Ltd............................................... 110,000     80,887
   #Fuji Kyuko Co., Ltd...............................................  14,000     89,117
    Fuji Media Holdings, Inc..........................................     351    597,162
    Fuji Oil Co., Ltd.................................................  69,200    872,558
    Fuji Oozx, Inc....................................................   6,000     25,298
    Fuji Seal International, Inc......................................  33,700    632,244
   #Fuji Soft, Inc....................................................  25,500    394,755
   #Fujibo Holdings, Inc..............................................  85,000    205,199
    Fujicco Co., Ltd..................................................  31,600    388,729
    FUJIFILM Holdings Corp............................................ 207,775  3,710,907
    Fujikura Kasei Co., Ltd...........................................  47,400    223,217
    Fujikura Rubber, Ltd..............................................  18,900     66,210
    Fujikura, Ltd..................................................... 490,000  1,468,514
    Fujimi, Inc.......................................................  21,200    298,751
    Fujimori Kogyo Co., Ltd...........................................  14,100    277,719
    Fujita Kanko, Inc.................................................  11,000     35,834
    Fujitec Co., Ltd..................................................  93,000    560,504
    Fujitsu Frontech, Ltd.............................................  25,200    138,420
    Fujitsu General, Ltd..............................................  42,000    351,552
   *Fujitsu, Ltd...................................................... 564,292  2,213,748
   *Fujiya Co., Ltd...................................................  81,000    202,082
    FuKoKu Co., Ltd...................................................   7,700     71,699
   #Fukuda Corp.......................................................  42,000    146,660
    Fukui Bank, Ltd. (The)............................................ 295,000    653,217
    Fukuoka Financial Group, Inc...................................... 609,600  2,223,022
    Fukushima Bank, Ltd. (The)........................................ 309,000    211,924
    Fukushima Industries Corp.........................................   5,100     72,144
    Fukuyama Transporting Co., Ltd.................................... 249,000  1,392,835
    Fumakilla, Ltd....................................................  16,000     62,584
    Funai Consulting, Inc.............................................  10,500     70,895

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
   #Furukawa Battery Co., Ltd.........................................   9,000 $   48,432
   *Furukawa Co., Ltd................................................. 399,000    328,949
   *Furukawa Electric Co., Ltd........................................ 734,067  1,521,694
    Furukawa-Sky Aluminum Corp........................................ 112,000    299,599
    Furusato Industries, Ltd..........................................  14,900    146,684
    Fuso Pharmaceutical Industries, Ltd...............................  91,000    276,021
   *Futaba Industrial Co., Ltd........................................  90,200    420,566
    Future Architect, Inc.............................................      69     26,162
    Fuyo General Lease Co., Ltd.......................................  24,400    791,129
    G-7 Holdings, Inc.................................................   6,500     33,577
    Gakken Holdings Co., Ltd..........................................  98,000    205,834
    Gecoss Corp.......................................................  25,000    130,782
    Geo Holdings Corp.................................................     306    340,230
    GLOBERIDE, Inc....................................................  27,000     31,702
    Glory, Ltd........................................................  88,900  1,839,556
    GMO Internet, Inc.................................................  31,900    159,958
    Godo Steel, Ltd................................................... 239,000    459,710
    Goldcrest Co., Ltd................................................  21,640    333,150
   #Goldwin, Inc......................................................  72,000    372,482
  #*Gourmet Kineya Co., Ltd...........................................  28,000    180,700
   #GS Yuasa Corp..................................................... 203,000    804,142
   #GSI Creos Corp.................................................... 122,000    164,413
  #*G-Tekt Corp.......................................................   1,700     40,085
    Gulliver International Co., Ltd...................................   7,910    240,878
    Gun Ei Chemical Industry Co., Ltd.................................  97,000    254,426
    Gunma Bank, Ltd. (The)............................................ 533,000  2,591,299
    Gunze, Ltd........................................................ 232,000    611,068
    H.I.S. Co., Ltd...................................................  19,000    656,101
    H2O Retailing Corp................................................ 128,000  1,314,681
   #Hachijuni Bank, Ltd. (The)........................................ 458,000  2,430,126
    Hagihara Industries, Inc..........................................   2,200     36,755
    Hagoromo Foods Corp...............................................   3,000     44,644
   *HAJIME CONSTRUCTION Co., Ltd......................................   1,700     49,630
    Hakudo Co., Ltd...................................................   5,600     52,577
    Hakuhodo DY Holdings, Inc.........................................  27,390  1,803,702
    Hakuto Co., Ltd...................................................  21,700    219,492
    Hamakyorex Co., Ltd...............................................   6,100    205,670
    Hamamatsu Photonics K.K...........................................  24,300    849,054
   #Hankyu Hanshin Holdings, Inc...................................... 821,000  4,397,023
    Hanwa Co., Ltd.................................................... 247,000    881,450
    Happinet Corp.....................................................  20,600    197,684
    Harashin Narus Holdings Co., Ltd..................................   7,600    134,283
    Hard Off Corp Co., Ltd............................................   2,600     17,308
    Harima Chemicals, Inc.............................................  22,000    120,157
    Haruyama Trading Co., Ltd.........................................   2,400     13,396
   *Haseko Corp....................................................... 606,000    415,089
   *Hayashikane Sangyo Co., Ltd.......................................  20,000     15,745
    Hazama Corp.......................................................  98,900    238,218
    Heiwa Corp........................................................  37,600    679,350
    Heiwa Real Estate Co., Ltd........................................ 296,000    690,009
    Heiwado Co., Ltd..................................................  41,100    592,115
    Hibiya Engineering, Ltd...........................................  39,700    443,708
    Hiday Hidaka Corp.................................................   9,720    158,936
    Higashi-Nippon Bank, Ltd.......................................... 200,000    435,730
    Higo Bank, Ltd. (The)............................................. 226,000  1,190,226
    Hikari Tsushin, Inc...............................................  30,700  1,464,295
    Hino Motors, Ltd.................................................. 114,000    787,804
    Hioki EE Corp.....................................................   2,400     39,858
   #Hirose Electric Co., Ltd..........................................   7,000    667,894
    Hiroshima Bank, Ltd. (The)........................................ 675,000  2,223,103
    Hisaka Works, Ltd.................................................  41,000    335,465

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Hisamitsu Pharmaceutical Co., Inc.................................     6,800 $   342,278
  #*Hitachi Cable, Ltd................................................   239,000     409,402
    Hitachi Capital Corp..............................................    71,300   1,293,631
   *Hitachi Chemical Co., Ltd.........................................    67,500   1,025,296
   #Hitachi Construction Machinery Co., Ltd...........................    72,700   1,299,551
    Hitachi High-Technologies Corp....................................    73,900   1,839,360
    Hitachi Koki Co., Ltd.............................................    71,700     532,631
    Hitachi Kokusai Electric, Inc.....................................    75,000     493,036
    Hitachi Medical Corp..............................................    36,000     469,814
    Hitachi Metals Techno, Ltd........................................     3,500      26,441
   #Hitachi Metals, Ltd...............................................    55,000     601,980
    Hitachi Tool Engineering, Ltd.....................................    23,100     251,341
    Hitachi Transport System, Ltd.....................................    51,700     948,317
    Hitachi Zosen Corp................................................   963,000   1,174,027
    Hitachi, Ltd. ADR.................................................    95,037   5,592,927
    Hochiki Corp......................................................    15,000      78,493
   #Hodogaya Chemical Co., Ltd........................................    78,000     211,726
    Hogy Medical Co., Ltd.............................................    18,700     904,840
   #Hohsui Corp.......................................................    11,000      13,835
    Hokkaido Electric Power Co., Inc..................................    57,800     531,023
    Hokkaido Gas Co., Ltd.............................................    80,000     257,093
    Hokkan Holdings, Ltd..............................................    70,000     195,843
    Hokko Chemical Industry Co., Ltd..................................    25,000      68,173
    Hokkoku Bank, Ltd. (The)..........................................   348,000   1,263,778
    Hokuetsu Bank, Ltd. (The).........................................   269,000     512,624
    Hokuetsu Industries Co., Ltd......................................    10,000      24,625
    Hokuetsu Kishu Paper Co., Ltd.....................................   167,295     769,172
    Hokuhoku Financial Group, Inc..................................... 1,679,000   2,434,749
    Hokuriku Electric Industry Co., Ltd...............................    55,000      60,746
    Hokuriku Electric Power Co., Inc..................................    29,300     297,984
    Hokuriku Electrical Construction Co., Ltd.........................     6,000      17,659
    Hokuto Corp.......................................................    17,800     348,210
    Honda Motor Co., Ltd. Sponsored ADR...............................   407,432  12,834,108
   *H-One Co., Ltd....................................................       300       2,837
    Honeys Co., Ltd...................................................    19,340     355,521
    Hoosiers Corp.....................................................       237     165,605
    Horiba, Ltd.......................................................    32,000   1,129,573
    Hoshizaki Electric Co., Ltd.......................................    30,100     772,858
    Hosiden Corp......................................................    77,200     452,699
    Hosokawa Micron Corp..............................................    41,000     204,966
    House Foods Corp..................................................    92,200   1,537,538
    Howa Machinery, Ltd...............................................   167,000     146,104
    Hoya Corp.........................................................    32,000     709,787
   *Hulic Co., Ltd....................................................   101,700     532,407
    Hurxley Corp......................................................     2,200      16,855
    Hyakugo Bank, Ltd. (The)..........................................   315,000   1,318,773
    Hyakujishi Bank, Ltd. (The).......................................   331,000   1,214,918
    I Metal Technology Co., Ltd.......................................    14,000      23,491
   *Ibiden Co., Ltd...................................................   102,200   1,656,437
    IBJ Leasing Co., Ltd..............................................    19,200     482,666
    Ichibanya Co., Ltd................................................       500      14,620
    Ichiken Co., Ltd..................................................    22,000      43,083
   *Ichikoh Industries, Ltd...........................................    39,000      63,916
    Ichinen Holdings Co., Ltd.........................................    23,372     123,239
    Ichiyoshi Securities Co., Ltd.....................................    56,400     274,809
    Idec Corp.........................................................    27,500     245,479
    Idemitsu Kosan Co., Ltd...........................................    18,400   1,541,255
    Ihara Chemical Industry Co., Ltd..................................    47,000     225,868
    IHI Corp..........................................................   741,000   1,577,028
    Iida Home Max Co., Ltd............................................    27,900     253,762
    Iino Kaiun Kaisha, Ltd............................................   102,100     422,202

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
   *Ikegami Tsushinki Co., Ltd........................................  54,000 $   36,295
    Ikyu Corp.........................................................      67     28,453
   *Imasen Electric Industrial Co., Ltd...............................  20,300    285,567
    Imperial Hotel, Ltd...............................................   7,550    236,717
   #Inaba Denki Sangyo Co., Ltd.......................................  23,700    681,275
    Inaba Seisakusho Co., Ltd.........................................  17,800    227,683
    Inabata & Co., Ltd................................................  82,600    507,460
    Inageya Co., Ltd..................................................  24,200    289,299
    Ines Corp.........................................................  60,600    364,698
    I-Net Corp........................................................   7,400     52,630
    Information Services International-Dentsu, Ltd....................  20,000    167,627
    Innotech Corp.....................................................  18,400     84,864
    Inpex Corp........................................................     971  5,395,228
    Intage, Inc.......................................................   4,000     84,865
    Internet Initiative Japan, Inc....................................      98    421,220
   *Inui Steamship Co., Ltd...........................................  42,900    121,387
    Inui Warehouse Co., Ltd...........................................   5,000     25,491
    Ise Chemical Corp.................................................  15,000     81,005
    Iseki & Co., Ltd.................................................. 239,000    621,698
    Isetan Mitsukoshi Holdings, Ltd................................... 301,540  3,174,552
   *Ishihara Sangyo Kaisha, Ltd....................................... 422,000    337,082
    Ishii Iron Works Co., Ltd.........................................  23,000     41,450
    Ishizuka Glass Co., Ltd...........................................  12,000     20,849
    Isuzu Motors, Ltd................................................. 333,000  1,697,659
    IT Holdings Corp.................................................. 123,000  1,272,804
    ITC Networks Corp.................................................   4,100     31,069
    Ito En, Ltd.......................................................  25,700    488,074
    ITOCHU Corp....................................................... 430,300  4,454,381
    Itochu Enex Co., Ltd..............................................  69,800    379,265
   #Itochu Techno-Solutions Corp......................................  11,400    589,496
    Itochu-Shokuhin Co., Ltd..........................................  11,200    414,436
    Itoham Foods, Inc................................................. 241,000  1,005,938
    Itoki Corp........................................................  45,100    213,829
    Iwai Cosmo Holdings, Inc..........................................  12,900     48,093
    Iwaki & Co., Ltd..................................................   5,000     10,881
   *Iwasaki Electric Co., Ltd......................................... 111,000    195,307
    Iwatani Corp...................................................... 161,000    607,380
   *Iwatsu Electric Co., Ltd.......................................... 112,000     85,345
    Iyo Bank, Ltd. (The).............................................. 338,157  2,604,526
    Izumi Co., Ltd....................................................  47,100    947,702
    Izumiya Co., Ltd.................................................. 100,000    497,201
   *Izutsuya Co., Ltd.................................................  70,000     43,478
   *J Trust Co., Ltd..................................................   8,700     87,511
   #J. Front Retailing Co., Ltd....................................... 615,600  3,050,170
   #Jalux, Inc........................................................   2,900     32,026
    Jamco Corp........................................................  11,000     57,348
   *Janome Sewing Machine Co., Ltd.................................... 182,000    145,700
    Japan Airport Terminal Co., Ltd...................................  60,900    694,081
   *Japan Asia Investment Co., Ltd....................................  33,000     20,874
   #Japan Aviation Electronics Industry, Ltd..........................  64,000    523,599
    Japan Carlit Co., Ltd.............................................  22,000    103,805
    Japan Cash Machine Co., Ltd.......................................  13,600    101,523
    Japan Digital Laboratory Co., Ltd.................................  39,300    432,865
    Japan Drilling Co., Ltd...........................................   6,500    195,579
    Japan Electronic Materials Corp...................................   4,100     20,817
    Japan Foundation Engineering Co., Ltd.............................  21,300     72,404
   #Japan Medical Dynamic Marketing, Inc..............................   2,600      7,583
    Japan Oil Transportation Co., Ltd.................................   2,000      4,686
    Japan Petroleum Exploration Co., Ltd..............................  11,900    446,109
    Japan Pulp & Paper Co., Ltd....................................... 102,000    340,524
    Japan Pure Chemical Co., Ltd......................................       1      2,322

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
   *Japan Radio Co., Ltd..............................................  17,000 $   36,051
    Japan Steel Works, Ltd. (The)..................................... 184,000  1,000,887
    Japan Tobacco, Inc................................................  42,800  1,344,544
    Japan Transcity Corp..............................................  74,000    251,144
    Japan Vilene Co., Ltd.............................................  45,000    190,759
    Japan Wool Textile Co., Ltd. (The)................................  88,000    591,763
    Jastec Co., Ltd...................................................  23,300    145,608
    JBCC Holdings, Inc................................................  21,500    142,807
   #Jeol, Ltd.........................................................  92,000    205,255
    JFE Holdings, Inc................................................. 208,336  2,730,932
   *JFE Shoji Trade Corp.............................................. 129,000    459,763
    JGC Corp..........................................................  24,000    733,512
    Jidosha Buhin Kogyo Co., Ltd......................................  18,000     78,981
   *JK Holdings Co., Ltd..............................................  10,700     49,178
    JMS Co., Ltd......................................................  40,000    134,079
  #*Joban Kosan Co., Ltd..............................................  79,000     86,685
    J-Oil Mills, Inc.................................................. 129,000    369,855
   #Joshin Denki Co., Ltd.............................................  55,000    626,406
    Joyo Bank, Ltd. (The)............................................. 554,000  2,468,593
    JSP Corp..........................................................  38,300    567,396
    JSR Corp..........................................................  39,400    693,521
    JTEKT Corp........................................................ 145,800  1,279,937
   #Juki Corp......................................................... 106,000    156,771
    Juroku Bank, Ltd.................................................. 382,000  1,248,691
   #JVC Kenwood Holdings, Inc......................................... 197,470    602,581
    JX Holdings, Inc.................................................. 996,470  4,789,865
   #kabu.com Securities Co., Ltd......................................  92,900    278,484
    Kabuki-Za Co., Ltd................................................   1,000     53,116
   #Kadokawa Group Holdings, Inc......................................  24,700    696,135
    Kaga Electronics Co., Ltd.........................................  31,900    328,991
    Kagome Co., Ltd...................................................  22,500    499,649
    Kagoshima Bank, Ltd. (The)........................................ 200,000  1,202,488
    Kajima Corp....................................................... 486,000  1,390,007
    Kakaku.com, Inc...................................................   9,600    305,472
    Kaken Pharmaceutical Co., Ltd.....................................  40,000    567,182
   #Kameda Seika Co., Ltd.............................................  21,600    545,035
    Kamei Corp........................................................  33,000    307,463
    Kamigumi Co., Ltd................................................. 345,000  2,766,704
    Kanaden Corp......................................................  27,000    167,938
    Kanagawa Chuo Kotsu Co., Ltd......................................  11,000     63,761
    Kanamoto Co., Ltd.................................................  30,000    339,699
    Kandenko Co., Ltd................................................. 130,000    613,446
    Kaneka Corp....................................................... 407,000  2,093,233
   *Kanematsu Corp.................................................... 390,000    458,925
    Kanematsu Electronics, Ltd........................................  42,900    473,790
    Kansai Electric Power Co., Inc....................................  67,100    503,381
    Kansai Paint Co., Ltd............................................. 180,000  1,878,828
   #Kanto Denka Kogyo Co., Ltd........................................  56,000    170,334
    Kanto Natural Gas Development Co., Ltd............................  43,000    220,718
    Kao Corp..........................................................  25,700    694,581
    Kappa Create Co., Ltd.............................................   5,900    129,474
    Kasai Kogyo Co., Ltd..............................................  49,000    252,581
    Kasumi Co., Ltd...................................................  49,200    347,267
    Katakura Chikkarin Co., Ltd.......................................  20,000     53,751
  #*Katakura Industries Co., Ltd......................................  25,100    208,506
    Kato Sangyo Co., Ltd..............................................  27,000    509,280
   #Kato Works Co., Ltd...............................................  67,128    312,240
    KAWADA TECHNOLOGIES, Inc..........................................   3,000     42,139
    Kawai Musical Instruments Manufacturing Co., Ltd..................  80,000    185,767
    Kawakin Holdings Co., Ltd.........................................  10,000     38,027
    Kawasaki Heavy Industries, Ltd.................................... 424,000  1,006,788

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Kawasaki Kasei Chemicals, Ltd.....................................    23,000 $   28,668
    Kawasaki Kinkai Kisen Kaisha, Ltd.................................    28,000     73,517
  #*Kawasaki Kisen Kaisha, Ltd........................................ 1,029,000  1,558,331
    Kawasumi Laboratories, Inc........................................    22,000    127,205
    KDDI Corp.........................................................       286  1,969,167
    Keihan Electric Railway Co., Ltd..................................   101,000    478,671
    Keihanshin Building Co., Ltd......................................    18,900     83,782
    Keihin Co., Ltd. (The)............................................    59,000     68,382
    Keihin Corp.......................................................    55,200    738,352
    Keikyu Corp.......................................................    88,000    821,032
    Keio Corp.........................................................   125,000    917,882
    Keisei Electric Railway Co., Ltd..................................   166,000  1,498,229
    Keiyo Bank, Ltd. (The)............................................   323,000  1,447,780
   #Keiyo Co., Ltd....................................................    41,100    254,258
   *Kenedix, Inc......................................................     3,147    413,180
    Kentucky Fried Chicken Japan, Ltd.................................     5,000    130,839
    Kewpie Corp.......................................................   103,600  1,531,484
   #Key Coffee, Inc...................................................    17,900    334,732
    Keyence Corp......................................................     2,605    648,804
   #Kikkoman Corp.....................................................   149,050  1,870,437
    Kimoto Co., Ltd...................................................    43,800    230,214
    Kimura Chemical Plants Co., Ltd...................................    20,200     75,373
    Kinden Corp.......................................................   193,000  1,297,772
  #*Kinki Nippon Tourist Co., Ltd.....................................    94,000    127,486
   #Kinki Sharyo Co., Ltd.............................................    45,000    163,387
   #Kintetsu Corp.....................................................   297,000  1,178,686
    Kintetsu World Express, Inc.......................................    12,700    392,560
   #Kinugawa Rubber Industrial Co., Ltd...............................    36,000    227,819
    Kirayaka Bank, Ltd................................................     7,500      7,727
    Kirin Holdings Co., Ltd...........................................   254,980  2,892,238
    Kirindo Co., Ltd..................................................     2,700     18,569
   #Kisoji Co., Ltd...................................................    16,200    329,715
    Kitagawa Iron Works Co., Ltd......................................   128,000    227,370
    Kita-Nippon Bank, Ltd. (The)......................................    10,000    273,096
    Kitano Construction Corp..........................................    89,000    191,830
    Kito Corp.........................................................       151    119,273
    Kitz Corp.........................................................   121,600    483,047
    Kiyo Holdings, Inc................................................   826,000  1,157,170
    Koa Corp..........................................................    59,300    527,163
    Koatsu Gas Kogyo Co., Ltd.........................................    27,000    170,156
    Kobayashi Pharmaceutical Co., Ltd.................................    10,700    557,951
   #Kobe Steel, Ltd................................................... 1,964,000  1,836,049
   #Kohnan Shoji Co., Ltd.............................................    45,600    543,836
    Kohsoku Corp......................................................     5,000     43,770
    Koike Sanso Kogyo Co., Ltd........................................    40,000    103,516
    Koito Manufacturing Co., Ltd......................................    51,000    644,149
   #Kojima Co., Ltd...................................................    41,900    134,791
    Kokuyo Co., Ltd...................................................   110,364    820,050
    KOMAIHALTEC, Inc..................................................    59,000    170,178
    Komatsu Seiren Co., Ltd...........................................    47,000    223,970
    Komatsu Wall Industry Co., Ltd....................................     9,900    127,138
    Komatsu, Ltd......................................................    54,600  1,211,261
    Komeri Co., Ltd...................................................    37,800    944,387
    Komori Corp.......................................................    77,300    463,763
    Konaka Co., Ltd...................................................    40,280    462,500
    Konami Co., Ltd...................................................    19,062    406,288
    Konami Corp. ADR..................................................    19,770    422,089
    Kondotec, Inc.....................................................     7,000     39,247
    Konica Minolta Holdings, Inc......................................   411,000  2,898,043
    Konishi Co., Ltd..................................................    19,600    274,422
   *Kosaido Co., Ltd..................................................       600      2,232

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Kose Corp.........................................................  34,900 $  817,433
    Kosei Securities Co., Ltd.........................................  58,000     56,396
    KRS Corp..........................................................  11,500    126,565
   #K's Holdings Corp.................................................  56,120  1,827,441
    KU Holdings Co., Ltd..............................................   7,800     46,962
    Kubota Corp.......................................................   9,000     85,089
    Kubota Corp. Sponsored ADR........................................  45,200  2,129,824
   *Kumagai Gumi Co., Ltd............................................. 180,000    169,407
  #*Kumiai Chemical Industry Co., Ltd.................................  79,000    379,701
    Kura Corp.........................................................   9,600    133,317
    Kurabo Industries, Ltd............................................ 280,000    477,354
    Kuraray Co., Ltd.................................................. 133,300  1,560,229
    Kuraudia Co., Ltd.................................................   1,200     16,259
    Kureha Corp....................................................... 169,000    690,352
   #Kurimoto, Ltd..................................................... 194,000    562,298
    Kurita Water Industries, Ltd......................................  23,400    526,325
    Kuroda Electric Co., Ltd..........................................  37,700    440,188
    Kurosaki Harima Corp..............................................  57,000    119,877
   #Kusuri No Aoki Co., Ltd...........................................   4,200    172,770
   #KYB Co., Ltd...................................................... 187,000    795,867
    Kyocera Corp......................................................  17,915  1,417,475
   #Kyocera Corp. Sponsored ADR.......................................  28,900  2,306,798
    Kyoden Co., Ltd...................................................   7,000     11,526
    Kyodo Printing Co., Ltd........................................... 118,000    306,143
    Kyodo Shiryo Co., Ltd............................................. 118,000    133,508
    Kyoei Sangyo Co., Ltd.............................................  21,000     39,452
    Kyoei Steel, Ltd..................................................  24,700    480,292
  #*Kyoei Tanker Co., Ltd.............................................  35,000     85,241
   *Kyokuto Boeki Kaisha, Ltd.........................................  16,000     25,575
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................  58,800    525,007
    Kyokuto Securities Co., Ltd.......................................  29,500    213,916
   #Kyokuyo Co., Ltd.................................................. 114,000    273,161
    KYORIN Holdings, Inc..............................................  54,000  1,176,893
   #Kyoritsu Maintenance Co., Ltd.....................................  16,840    363,814
    Kyosan Electric Manufacturing Co., Ltd............................ 105,000    429,853
    Kyoto Kimono Yuzen Co., Ltd.......................................  10,600    123,982
    Kyowa Exeo Corp................................................... 133,300  1,367,995
    Kyowa Hakko Kirin Co., Ltd........................................ 176,000  1,957,588
    Kyowa Leather Cloth Co., Ltd......................................  13,100     45,150
    Kyudenko Corp.....................................................  67,000    381,778
    Kyushu Electric Power Co., Inc....................................  84,100    656,797
  #*Laox Co., Ltd..................................................... 122,000     49,417
    Lasertec Corp.....................................................   2,000     29,656
    Lawson, Inc.......................................................  10,200    732,629
    LEC, Inc..........................................................   5,000     64,368
  #*Leopalace21 Corp.................................................. 209,100    699,546
    Life Corp.........................................................  10,000    188,142
    Lintec Corp.......................................................  63,800  1,156,155
   #Lion Corp......................................................... 118,000    653,806
    LIXIL Group Corp.................................................. 148,419  3,101,856
   *Lonseal Corp......................................................  23,000     21,874
   #Look, Inc.........................................................  70,000    476,655
    M3, Inc...........................................................      56    290,952
    Mabuchi Motor Co., Ltd............................................  28,200  1,093,605
    Macnica, Inc......................................................  16,300    343,813
   #Macromill, Inc....................................................   7,800     85,667
    Maeda Corp........................................................ 236,000  1,129,016
    Maeda Road Construction Co., Ltd.................................. 103,000  1,369,885
    Maezawa Kasei Industries Co., Ltd.................................  14,200    156,805
    Maezawa Kyuso Industries Co., Ltd.................................  16,100    219,924
   #Makino Milling Machine Co., Ltd................................... 131,000    666,043

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Makita Corp.......................................................    14,500 $  484,519
   #Makita Corp. Sponsored ADR........................................    12,696    427,728
    Mamiya-Op Co., Ltd................................................    43,000     75,883
    Mandom Corp.......................................................    18,800    481,112
   #Marche Corp.......................................................     2,000     18,625
    Mars Engineering Corp.............................................     9,700    220,273
    Marubeni Corp.....................................................   417,359  2,783,983
    Marubun Corp......................................................    27,100    118,707
    Marudai Food Co., Ltd.............................................   181,000    681,009
  #*Maruei Department Store Co., Ltd..................................    38,000     41,987
    Maruetsu, Inc. (The)..............................................    67,000    245,623
   #Maruha Nichiro Holdings, Inc......................................   379,815    565,916
   #Marui Group Co., Ltd..............................................   321,800  2,352,018
    Maruka Machinery Co., Ltd.........................................     4,000     46,204
    Marusan Securities Co., Ltd.......................................   107,500    353,527
   #Maruwa Co., Ltd...................................................    14,500    411,685
    Maruyama Manufacturing Co., Inc...................................    70,000    140,690
  #*Maruzen CHI Holdings Co., Ltd.....................................     6,400     16,289
    Maruzen Showa Unyu Co., Ltd.......................................    75,000    242,400
    Matsuda Sangyo Co., Ltd...........................................    15,662    227,336
    Matsui Construction Co., Ltd......................................    27,000    108,532
    Matsui Securities Co., Ltd........................................    85,100    498,881
   #Matsumotokiyoshi Holdings Co., Ltd................................    44,000    991,286
  #*Matsuya Co., Ltd..................................................    14,700    129,174
    Matsuya Foods Co., Ltd............................................    17,500    329,131
    Max Co., Ltd......................................................    45,000    505,145
    Maxvalu Tokai Co., Ltd............................................    11,600    164,764
   *Mazda Motor Corp.................................................. 2,066,000  2,477,794
    MEC Co., Ltd......................................................    20,100     59,249
    Medipal Holdings Corp.............................................   193,300  2,780,572
    Megachips Corp....................................................    21,100    382,624
    Megane TOP Co., Ltd...............................................    19,500    223,980
    Megmilk Snow Brand Co., Ltd.......................................    52,900    895,165
    Meidensha Corp....................................................   140,000    512,852
    Meiji Holdings Co., Ltd...........................................    53,610  2,447,998
   #Meiji Shipping Co., Ltd...........................................     6,200     23,317
    Meisei Electric Co., Ltd..........................................     4,000      3,976
    Meitec Corp.......................................................    17,300    370,567
    Meito Sangyo Co., Ltd.............................................     6,500     86,779
   *Meito Transportation Co., Ltd.....................................     1,300      9,677
    Meiwa Estate Co., Ltd.............................................    26,500    133,386
   #Meiwa Trading Co., Ltd............................................    42,200    247,456
    Melco Holdings, Inc...............................................    17,800    361,971
    Mesco, Inc........................................................     6,000     46,357
    Michinoku Bank, Ltd. (The)........................................   158,000    313,083
    Mie Bank, Ltd. (The)..............................................   104,000    228,927
    Mikuni Coca-Cola Bottling Co., Ltd................................    47,900    414,256
    Mikuni Corp.......................................................     7,000     15,276
    Milbon Co., Ltd...................................................     5,280    165,897
    Mimasu Semiconductor Industry Co., Ltd............................    21,400    166,518
    Minato Bank, Ltd. (The)...........................................   239,000    431,756
   #Minebea Co., Ltd..................................................   210,000    733,679
    Ministop Co., Ltd.................................................    29,200    510,889
    Miraca Holdings, Inc..............................................    20,800    883,885
   *Mirait Holdings Corp..............................................    78,730    570,723
    Miroku Jyoho Service Co., Ltd.....................................     9,000     30,738
    Misawa Homes Co., Ltd.............................................    22,000    321,090
    Misumi Group, Inc.................................................    21,900    530,506
    Mitani Corp.......................................................    13,800    164,956
    Mito Securities Co., Ltd..........................................    72,000    132,770
    Mitsuba Corp......................................................    72,000    468,144

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp................................. 1,131,500 $ 4,774,979
    Mitsubishi Corp...................................................   619,700  12,263,052
    Mitsubishi Electric Corp..........................................   212,000   1,679,958
    Mitsubishi Estate Co., Ltd........................................    72,073   1,290,874
    Mitsubishi Gas Chemical Co., Inc..................................   330,000   1,892,289
    Mitsubishi Heavy Industries, Ltd.................................. 1,097,000   4,429,406
    Mitsubishi Kakoki Kaisha, Ltd.....................................    66,000     111,840
    Mitsubishi Logistics Corp.........................................   176,000   1,858,557
   #Mitsubishi Materials Corp.........................................   838,200   2,310,404
   *Mitsubishi Motors Corp............................................   708,000     675,054
   *Mitsubishi Paper Mills, Ltd.......................................   334,000     280,144
    Mitsubishi Pencil Co., Ltd........................................    35,900     613,212
    Mitsubishi Research Institute, Inc................................       600      13,284
    Mitsubishi Shokuhin Co., Ltd......................................    10,600     243,351
    Mitsubishi Steel Manufacturing Co., Ltd...........................   231,000     486,496
    Mitsubishi Tanabe Pharma Corp.....................................   175,000   2,670,846
    Mitsubishi UFJ Financial Group, Inc............................... 3,820,600  18,526,238
    Mitsubishi UFJ Financial Group, Inc. ADR.......................... 1,847,677   8,979,710
    Mitsuboshi Belting Co., Ltd.......................................    89,000     520,459
    Mitsui & Co., Ltd.................................................   385,200   5,688,118
    Mitsui & Co., Ltd. Sponsored ADR..................................    15,592   4,584,048
    Mitsui Chemicals, Inc............................................. 1,003,065   2,248,066
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 1,015,000   1,272,965
    Mitsui Fudosan Co., Ltd...........................................   201,000   3,872,735
   *Mitsui High-Tec, Inc..............................................    45,400     217,136
    Mitsui Home Co., Ltd..............................................    46,000     252,139
    Mitsui Knowledge Industry Co., Ltd................................     1,115     197,035
    Mitsui Matsushima Co., Ltd........................................   158,000     243,933
   *Mitsui Mining & Smelting Co., Ltd.................................   762,000   1,570,199
   #Mitsui O.S.K. Lines, Ltd..........................................   906,000   2,734,264
    Mitsui Sugar Co., Ltd.............................................   176,000     582,034
    Mitsui-Soko Co., Ltd..............................................   144,000     489,259
   *Mitsumi Electric Co., Ltd.........................................   115,900     744,870
    Mitsumura Printing Co., Ltd.......................................    15,000      47,203
    Mitsuuroko Holdings Co., Ltd......................................    37,100     246,362
    Miura Co., Ltd....................................................    32,100     808,991
    Miyachi Corp......................................................     3,500      22,095
  #*Miyaji Engineering Group, Inc.....................................    72,000     125,973
    Miyazaki Bank, Ltd. (The).........................................   209,000     519,142
    Miyoshi Oil & Fat Co., Ltd........................................    86,000     106,226
    Mizuho Financial Group, Inc....................................... 9,978,260  16,433,741
    Mizuno Corp.......................................................   161,605     838,041
    Mochida Pharmaceutical Co., Ltd...................................    51,000     609,995
    Modec, Inc........................................................    18,100     326,357
   #Monex Group, Inc..................................................     2,604     422,583
    Monotaro Co., Ltd.................................................     2,900      59,021
   #Mori Seiki Co., Ltd...............................................   131,600     963,238
    Morinaga & Co., Ltd...............................................   208,000     477,411
    Morinaga Milk Industry Co., Ltd...................................   267,000     969,276
    Morita Holdings Corp..............................................    43,000     315,740
   #Morozoff, Ltd.....................................................    48,000     164,232
    Mory Industries, Inc..............................................    45,000     133,821
    MOS Food Services, Inc............................................    22,000     440,795
    Moshi Moshi Hotline, Inc..........................................    34,500     369,709
    Mr Max Corp.......................................................    35,900     140,000
    MS&AD Insurance Group Holdings, Inc...............................   243,074   3,931,115
   *MTI, Ltd..........................................................         7       7,920
    Murata Manufacturing Co., Ltd.....................................    43,900   2,185,504
    Musashi Seimitsu Industry Co., Ltd................................    24,000     411,379
    Musashino Bank, Ltd...............................................    41,700   1,153,560
   #Mutoh Holdings Co., Ltd...........................................    43,000     117,699

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Nabtesco Corp.....................................................    36,000 $  785,605
    NAC CO., LTD......................................................     3,300     83,945
    Nachi-Fujikoshi Corp..............................................   206,000    663,889
   *Nagaileben Co., Ltd...............................................    17,200    259,893
    Nagano Bank, Ltd. (The)...........................................    71,000    131,035
    Nagano Keiki Co., Ltd.............................................     1,900     16,600
    Nagase & Co., Ltd.................................................   159,100  1,831,955
    Nagatanien Co., Ltd...............................................     8,000     78,357
    Nagoya Railroad Co., Ltd..........................................   426,000  1,152,337
    Nakabayashi Co., Ltd..............................................    59,000    140,218
    Nakamuraya Co., Ltd...............................................    29,000    141,307
    Nakano Corp.......................................................    20,000     36,970
   *Nakayama Steel Works, Ltd.........................................   165,000     87,662
    Namco Bandai Holdings, Inc........................................   123,200  1,769,344
   #Nankai Electric Railway Co., Ltd..................................   247,000  1,095,416
    Nanto Bank, Ltd. (The)............................................   299,000  1,263,504
    Natori Co., Ltd...................................................     4,600     50,146
    NEC Capital Solutions, Ltd........................................    18,800    253,379
  #*NEC Corp.......................................................... 2,186,800  2,913,185
    NEC Fielding, Ltd.................................................    23,900    296,726
    NEC Mobiling, Ltd.................................................    12,000    436,675
    NEC Networks & System Integration Corp............................    32,600    549,025
    Net One Systems Co., Ltd..........................................    54,400    771,069
    Neturen Co., Ltd..................................................    48,500    355,330
  #*New Japan Radio Co., Ltd..........................................    46,000     96,453
    NGK Insulators, Ltd...............................................   123,000  1,411,668
    NGK Spark Plug Co., Ltd...........................................   126,000  1,458,646
    NHK Spring Co., Ltd...............................................   130,000  1,361,875
    Nice Holdings, Inc................................................    88,000    208,524
    Nichia Steel Works, Ltd...........................................    53,000    135,948
    Nichias Corp......................................................   116,000    579,747
    Nichiban Co., Ltd.................................................    38,000    123,119
   #Nichicon Corp.....................................................    77,000    624,319
   *Nichiden Corp.....................................................     7,900    201,998
    Nichiha Corp......................................................    36,600    420,065
    Nichii Gakkan Co..................................................    51,900    484,265
   *Nichi-iko Pharmaceutical Co., Ltd.................................     2,000     42,814
    Nichimo Co., Ltd..................................................    23,000     46,646
    Nichirei Corp.....................................................   317,000  1,607,709
    Nichireki Co., Ltd................................................    35,000    177,241
    Nidec Copal Corp..................................................    14,400    123,529
    Nidec Copal Electronics Corp......................................     1,500      8,249
    Nidec Corp........................................................     4,542    357,621
   #Nidec Corp. ADR...................................................     9,900    193,644
    Nidec Sankyo Corp.................................................    38,000    204,681
    Nidec Tosok Corp..................................................    17,300    141,042
    Nifco, Inc........................................................    53,800  1,195,120
    Nifty Corp........................................................       194    306,779
    Nihon Chouzai Co., Ltd............................................     3,750    141,238
    Nihon Dempa Kogyo Co., Ltd........................................    23,700    283,180
    Nihon Eslead Corp.................................................    14,200    115,658
   *Nihon Inter Electronics Corp......................................    10,100     11,386
    Nihon Kagaku Sangyo Co., Ltd......................................    11,000     72,084
    Nihon Kohden Corp.................................................    28,800    935,986
   *Nihon M&A Center, Inc.............................................     5,800    171,355
    Nihon Nohyaku Co., Ltd............................................    87,000    381,757
    Nihon Parkerizing Co., Ltd........................................    52,000    730,128
    Nihon Plast Co., Ltd..............................................     2,900     21,070
    Nihon Shokuh Kako Co., Ltd........................................     7,000     30,451
    Nihon Trim Co., Ltd...............................................     2,150     52,557
    Nihon Unisys, Ltd.................................................    76,000    506,274

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.....................................   175,000 $  383,099
    Nikkiso Co., Ltd..................................................    57,000    650,065
    Nikko Co., Ltd....................................................    28,000    109,143
    Nikon Corp........................................................    35,600    983,079
    Nintendo Co., Ltd.................................................    10,200  1,134,657
    Nippo Corp........................................................    79,000    941,525
    Nippon Beet Sugar Manufacturing Co., Ltd..........................   156,000    327,580
   #Nippon Carbide Industries Co., Inc................................    78,000    105,655
    Nippon Carbon Co., Ltd............................................   126,000    276,318
   #Nippon Ceramic Co., Ltd...........................................    26,300    371,394
   #Nippon Chemical Industrial Co., Ltd...............................   141,000    197,050
  #*Nippon Chemi-Con Corp.............................................   191,000    426,358
    Nippon Chemiphar Co., Ltd.........................................    16,000     87,497
    Nippon Chuzo K.K..................................................    27,000     31,113
   #Nippon Coke & Engineering Co., Ltd................................   330,000    400,087
   *Nippon Columbia Co., Ltd..........................................   166,000     50,579
    Nippon Concrete Industries Co., Ltd...............................    33,000     94,346
    Nippon Conveyor Co., Ltd..........................................    57,000     52,306
    Nippon Denko Co., Ltd.............................................   117,000    367,135
    Nippon Densetsu Kogyo Co., Ltd....................................    52,000    517,998
    Nippon Denwa Shisetu Co., Ltd.....................................    52,000    164,398
    Nippon Electric Glass Co., Ltd....................................   329,000  1,731,976
    Nippon Express Co., Ltd...........................................   726,000  2,956,193
    Nippon Felt Co., Ltd..............................................    15,100     76,874
    Nippon Filcon Co., Ltd............................................    16,300     79,580
    Nippon Fine Chemical Co., Ltd.....................................    23,700    157,218
    Nippon Flour Mills Co., Ltd.......................................   167,000    734,543
   #Nippon Formula Feed Manufacturing Co., Ltd........................   105,000    140,131
    Nippon Gas Co., Ltd...............................................    16,800    219,295
    Nippon Hume Corp..................................................    31,000    136,586
    Nippon Jogesuido Sekkei Co., Ltd..................................        82    105,056
    Nippon Kanzai Co., Ltd............................................     2,800     52,454
    Nippon Kasei Chemical Co., Ltd....................................    32,000     42,600
    Nippon Kayaku Co., Ltd............................................   181,000  1,742,236
  #*Nippon Kinzoku Co., Ltd...........................................    87,000    118,362
    Nippon Koei Co., Ltd..............................................   107,000    387,266
    Nippon Konpo Unyu Soko Co., Ltd...................................    76,700    915,420
    Nippon Koshuha Steel Co., Ltd.....................................   105,000    106,529
    Nippon Light Metal Co., Ltd.......................................   686,000    745,530
    Nippon Meat Packers, Inc..........................................   156,000  2,038,456
  #*Nippon Metal Industry Co., Ltd....................................   146,000     88,743
    Nippon Paint Co., Ltd.............................................   191,000  1,573,389
   #Nippon Paper Group, Inc...........................................   140,502  1,777,004
   #Nippon Parking Development Co., Ltd...............................       143      7,233
    Nippon Pillar Packing Co., Ltd....................................    38,000    285,264
    Nippon Piston Ring Co., Ltd.......................................   119,000    218,018
    Nippon Rietec Co., Ltd............................................     1,000      4,617
    Nippon Road Co., Ltd. (The).......................................    88,000    339,491
    Nippon Seiki Co., Ltd.............................................    53,000    519,863
    Nippon Seisen Co., Ltd............................................    51,000    221,181
    Nippon Sharyo, Ltd................................................    75,000    261,843
  #*Nippon Sheet Glass Co., Ltd....................................... 1,318,000  1,215,868
    Nippon Shinyaku Co., Ltd..........................................    70,000    859,145
    Nippon Shokubai Co., Ltd..........................................   152,000  1,849,177
   #Nippon Signal Co., Ltd............................................   103,900    658,962
    Nippon Soda Co., Ltd..............................................   193,000    796,671
    Nippon Steel Corp................................................. 2,242,000  4,473,698
    Nippon Steel Trading Co., Ltd.....................................    66,000    172,643
   #Nippon Suisan Kaisha, Ltd.........................................   240,800    554,921
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................    79,000    466,049
    Nippon Telegraph & Telephone Corp.................................     7,100    329,578

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Nippon Telegraph & Telephone Corp. ADR............................    68,900 $1,597,102
    Nippon Television Network Corp....................................     3,800    581,702
    Nippon Thompson Co., Ltd..........................................    92,000    395,310
    Nippon Tungsten Co., Ltd..........................................    31,000     57,770
   #Nippon Valqua Industries, Ltd.....................................   133,000    364,421
   *Nippon Yakin Kogyo Co., Ltd.......................................   186,000    190,460
    Nippon Yusen K.K.................................................. 1,283,904  2,840,986
    Nippon Yusoki Co., Ltd............................................    31,000     88,507
   #Nipro Corp........................................................   180,900    997,890
   *NIS Group Co., Ltd. ADR...........................................    30,800        416
    Nishimatsu Construction Co., Ltd..................................   519,000    895,670
    Nishimatsuya Chain Co., Ltd.......................................    60,100    511,211
    Nishi-Nippon Bank, Ltd............................................   948,000  2,072,286
    Nishi-Nippon Railroad Co., Ltd....................................   174,000    755,374
   *Nishio Rent All Co., Ltd..........................................       900     10,806
   *Nishishiba Electric Co., Ltd......................................    10,000     14,798
   #Nissan Chemical Industries, Ltd...................................   148,700  1,559,766
    Nissan Motor Co., Ltd.............................................   691,900  6,505,393
   #Nissan Shatai Co., Ltd............................................    95,000  1,040,123
  #*Nissan Tokyo Sales Holdings Co., Ltd..............................    36,000    147,693
    Nissei Corp.......................................................    20,100    191,526
    Nissei Plastic Industrial Co., Ltd................................     7,600     30,110
    Nissen Holdings Co., Ltd..........................................    30,000    125,442
  #*Nissha Printing Co., Ltd..........................................    41,200    415,960
    Nisshin Fudosan Co., Ltd..........................................    18,500    107,477
    Nisshin Oillio Group, Ltd. (The)..................................   164,000    648,101
    Nisshin Seifun Group, Inc.........................................   162,200  1,931,469
    Nisshin Steel Co., Ltd............................................ 1,005,000  1,105,816
    Nisshinbo Holdings, Inc...........................................   204,000  1,335,389
    Nissin Corp.......................................................    88,000    237,737
   #Nissin Electric Co., Ltd..........................................    47,000    298,706
    Nissin Foods Holdings Co., Ltd....................................    19,175    732,606
    Nissin Kogyo Co., Ltd.............................................    40,300    534,765
    Nissin Sugar Holdings Co., Ltd....................................     4,700     89,292
    Nissui Pharmaceutical Co., Ltd....................................    17,700    177,674
    Nitchitsu Co., Ltd................................................    11,000     23,945
    Nitori Holdings Co., Ltd..........................................     4,500    420,743
    Nitta Corp........................................................    28,800    441,497
    Nittan Valve Co., Ltd.............................................    27,500     92,893
    Nittetsu Mining Co., Ltd..........................................   103,000    379,062
    Nitto Boseki Co., Ltd.............................................   291,000    856,715
    Nitto Denko Corp..................................................    41,800  1,795,872
   #Nitto FC Co., Ltd.................................................     5,100     33,783
    Nitto Kogyo Corp..................................................    51,700    928,372
    Nitto Kohki Co., Ltd..............................................    11,300    240,352
    Nitto Seiko Co., Ltd..............................................    39,000    100,394
   #Nittoc Construction Co., Ltd......................................    29,000     28,973
   *Nittoku Engineering Co., Ltd......................................     3,700     49,254
    NKSJ Holdings, Inc................................................   176,800  3,370,069
    Noevir Holdings Co., Ltd..........................................    10,100    118,828
   #NOF Corp..........................................................   183,000    882,342
    Nohmi Bosai, Ltd..................................................    34,000    215,204
   #NOK Corp..........................................................    97,000  1,854,858
   #Nomura Co., Ltd...................................................    56,000    179,902
    Nomura Holdings, Inc.............................................. 1,202,400  4,210,317
   #Nomura Holdings, Inc. ADR.........................................   402,117  1,399,367
    Nomura Real Estate Holdings, Inc..................................    95,000  1,754,398
   #Nomura Research Institute, Ltd....................................    12,800    264,409
    Noritake Co., Ltd.................................................   130,000    325,724
    Noritsu Koki Co., Ltd.............................................    26,000    119,307
    Noritz Corp.......................................................    40,000    689,917

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    NS Solutions Corp.................................................  28,500 $  553,502
   *NS United Kaiun Kaisha, Ltd....................................... 169,000    222,299
    NSD Co., Ltd......................................................  41,200    361,185
    NSK, Ltd.......................................................... 247,000  1,492,303
  #*NTN Corp.......................................................... 637,000  1,708,511
   #NTT Data Corp.....................................................     202    610,145
    NTT DOCOMO, Inc...................................................   3,688  6,164,769
   #NTT DOCOMO, Inc. Sponsored ADR....................................  44,600    744,820
    Obara Corp........................................................  15,200    175,927
    Obayashi Corp..................................................... 532,000  2,415,053
    Obayashi Road Corp................................................  59,000    153,075
    Obic Business Consultants Co., Ltd................................   5,500    289,258
    Obic Co., Ltd.....................................................   6,670  1,353,238
    Odakyu Electric Railway Co., Ltd.................................. 120,000  1,230,663
    Oenon Holdings, Inc...............................................  65,000    161,517
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 375,000  1,292,111
    Ohara, Inc........................................................   9,500     83,121
    Ohashi Technica, Inc..............................................   3,000     20,819
    Oie Sangyo Co., Ltd...............................................   1,200     12,206
    Oiles Corp........................................................  24,068    465,417
    Oita Bank, Ltd. (The)............................................. 254,000    804,811
    OJI Paper Co., Ltd................................................ 676,000  2,251,273
    Okabe Co., Ltd....................................................  54,900    331,598
    Okamoto Industries, Inc...........................................  71,000    293,015
   *Okamoto Machine Tool Works, Ltd...................................  47,000     53,450
    Okamura Corp......................................................  77,000    611,137
    Okano Valve Manufacturing Co., Ltd................................   4,000     10,787
    Okasan Securities Group, Inc...................................... 259,000    912,570
    Okaya Electric Industries Co., Ltd................................   6,700     26,303
    Oki Electric Cable Co., Ltd.......................................  12,000     20,884
   *Oki Electric Industry Co., Ltd.................................... 609,000    952,583
    Okinawa Electric Power Co., Ltd...................................  11,780    319,689
   *OKK Corp.......................................................... 126,000    154,798
    OKUMA Corp........................................................ 156,000    930,482
    Okumura Corp...................................................... 223,000    762,890
    Okura Industrial Co., Ltd.........................................  59,000    133,488
    Okuwa Co., Ltd....................................................  28,000    387,187
    Olympic Corp......................................................  19,000    187,872
   *Olympus Corp......................................................  14,000    262,179
    Omikenshi Co., Ltd................................................  24,000     12,823
    Omron Corp........................................................  68,100  1,356,032
    ONO Sokki Co., Ltd................................................  25,000    106,066
    Onoken Co., Ltd...................................................  16,700    137,905
    Onward Holdings Co., Ltd.......................................... 173,000  1,293,430
    Optex Co., Ltd....................................................  16,000    187,669
    Oracle Corp. Japan................................................   5,800    259,628
    Organo Corp.......................................................  63,000    428,604
    Oriental Land Co., Ltd............................................   5,200    646,914
    Origin Electric Co., Ltd..........................................  39,000    126,953
    Osaka Gas Co., Ltd................................................ 323,000  1,323,421
    Osaka Organic Chemical Industry, Ltd..............................  16,800     84,107
  #*Osaka Securities Exchange Co., Ltd................................      75    443,050
    Osaka Steel Co., Ltd..............................................  20,400    342,495
   #Osaka Titanium Technologies Co., Ltd..............................   7,400    217,607
   #Osaki Electric Co., Ltd...........................................  28,000    214,019
    OSG Corp..........................................................  30,600    415,077
    Otsuka Corp.......................................................   6,400    562,335
   *Otsuka Holdings Co., Ltd..........................................  31,000    943,970
    Oyo Corp..........................................................  23,800    252,448
   #P.S. Mitsubishi Construction Co., Ltd.............................  24,000    104,946
    Pacific Industrial Co., Ltd.......................................  71,000    409,314

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Pacific Metals Co., Ltd........................................... 221,000 $  784,412
   #Pack Corp. (The)..................................................  14,700    249,102
    Pal Co., Ltd......................................................   7,900    433,809
    Paltac Corp.......................................................  37,558    533,140
    PanaHome Corp..................................................... 115,000    703,981
    Panasonic Corp.................................................... 761,500  5,270,611
    Panasonic Corp. Sponsored ADR..................................... 204,353  1,414,123
    Panasonic Industrial Devices SUNX Co., Ltd........................  44,000    200,858
    Panasonic Information Systems Co., Ltd............................   1,800     43,988
    Paramount Bed Holdings Co., Ltd...................................  19,800    598,373
   #Parco Co., Ltd....................................................  65,700    831,449
    Paris Miki Holdings, Inc..........................................  31,100    192,172
    Park24 Co., Ltd...................................................  25,600    391,058
    Pasco Corp........................................................  29,000     86,563
    Pasona Group, Inc.................................................     108     72,689
    PCA Corp..........................................................     500      6,796
   #Penta-Ocean Construction Co., Ltd................................. 370,000    931,686
   #PIA Corp..........................................................   4,400     55,583
   #Pigeon Corp.......................................................   8,600    374,567
    Pilot Corp........................................................     165    304,394
    Piolax, Inc.......................................................  13,900    294,431
  #*Pioneer Electronic Corp........................................... 237,000    647,766
    Plenus Co., Ltd...................................................  22,200    418,228
    Point, Inc........................................................   5,280    184,367
    Pola Orbis Holdings, Inc..........................................  24,800    807,370
   #Poplar Co., Ltd...................................................   3,500     23,497
    Press Kogyo Co., Ltd.............................................. 144,000    636,742
    Pressance Corp....................................................   1,600     25,208
    Prima Meat Packers, Ltd........................................... 200,000    366,340
    Pronexus, Inc.....................................................  30,900    184,523
   #Raito Kogyo Co., Ltd..............................................  67,500    288,836
  #*Rasa Industries, Ltd.............................................. 102,000     94,165
   *Relo Holdings, Inc................................................   1,000     34,775
  #*Renesas Electronics Corp..........................................  80,600    268,289
    Rengo Co., Ltd.................................................... 294,710  1,621,470
  #*Renown, Inc.......................................................  76,600    114,832
    Resona Holdings, Inc.............................................. 719,800  2,930,536
    Resorttrust, Inc..................................................  45,400    796,009
    Rheon Automatic Machinery Co., Ltd................................   7,000     16,908
    Rhythm Watch Co., Ltd............................................. 181,000    287,727
   #Ricoh Co., Ltd.................................................... 531,619  3,634,611
    Ricoh Leasing Co., Ltd............................................  22,700    521,726
    Right On Co., Ltd.................................................  15,900    134,914
    Riken Corp........................................................ 134,000    519,430
    Riken Keiki Co., Ltd..............................................  21,000    141,476
    Riken Technos Corp................................................  62,000    173,728
    Riken Vitamin Co., Ltd............................................  11,600    325,988
   #Ringer Hut Co., Ltd...............................................   7,600    102,984
   #Rinnai Corp.......................................................  12,900    830,491
    Riso Kagaku Corp..................................................  20,079    332,654
    Riso Kyoiku Co., Ltd..............................................     875     61,995
    Rock Field Co., Ltd...............................................  16,700    314,866
    Rohm Co., Ltd.....................................................  82,400  2,957,462
    Rohto Pharmaceutical Co., Ltd.....................................  80,000  1,081,703
    Roland DG Corp....................................................  13,000    149,787
    Round One Corp.................................................... 103,700    532,229
    Royal Holdings Co., Ltd...........................................  50,100    591,975
    Ryobi, Ltd........................................................ 166,000    431,541
    Ryoden Trading Co., Ltd...........................................  56,000    332,953
    Ryohin Keikaku Co., Ltd...........................................  17,575    949,576
    Ryosan Co., Ltd...................................................  44,800    828,202

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    S Foods, Inc......................................................  27,000 $  239,559
    S.T. Chemical Co., Ltd............................................   8,000     91,470
  #*Sagami Chain Co., Ltd.............................................  20,000    158,680
   #Saibu Gas Co., Ltd................................................ 239,000    639,197
   #Saizeriya Co., Ltd................................................  31,500    482,271
    Sakai Chemical Industry Co., Ltd.................................. 117,000    360,168
   #Sakai Heavy Industries, Ltd.......................................  54,000    178,966
    Sakai Ovex Co., Ltd...............................................  63,000     82,031
    Sakata INX Corp...................................................  87,000    419,891
    Sakata Seed Corp..................................................  44,300    585,960
    Sala Corp.........................................................  58,500    386,334
    SAN HOLDINGS, INC.................................................   1,800     32,536
    San-A Co., Ltd....................................................  10,700    398,060
    San-Ai Oil Co., Ltd...............................................  86,000    415,506
    Sanden Corp....................................................... 238,000    747,050
    Sangetsu Co., Ltd.................................................  35,500    872,200
    San-in Godo Bank, Ltd. (The)...................................... 207,000  1,448,245
  #*Sanix, Inc........................................................  22,200     75,243
   #Sanken Electric Co., Ltd.......................................... 121,000    448,381
    Sanki Engineering Co., Ltd........................................  63,000    338,103
   #Sanko Marketing Foods Co., Ltd....................................      62     73,323
   #Sanko Metal Industrial Co., Ltd...................................  21,000     59,274
    Sankyo Co., Ltd...................................................  35,800  1,774,451
    Sankyo Seiko Co., Ltd.............................................  54,900    189,472
    Sankyo-Tateyama Holdings, Inc..................................... 478,000    867,608
    Sankyu, Inc....................................................... 350,000  1,309,453
    Sanoh Industrial Co., Ltd.........................................  51,800    411,559
   #Sanrio Co., Ltd...................................................  11,500    396,554
    Sanshin Electronics Co., Ltd......................................  46,300    340,602
    Santen Pharmaceutical Co., Ltd....................................  14,600    621,118
    Sanwa Holdings Corp............................................... 278,000  1,163,726
    Sanyo Chemical Industries, Ltd....................................  82,000    497,045
    Sanyo Denki Co., Ltd..............................................  47,000    293,290
   *Sanyo Housing Nagoya Co., Ltd.....................................      93     96,996
   #Sanyo Shokai, Ltd................................................. 185,000    611,845
    Sanyo Special Steel Co., Ltd...................................... 145,000    532,930
    Sapporo Hokuyo Holdings, Inc...................................... 418,200  1,195,766
    Sapporo Holdings, Ltd............................................. 419,000  1,317,864
    Sasebo Heavy Industries Co., Ltd.................................. 178,000    189,455
   *Sata Construction Co., Ltd........................................  85,000     64,675
    Sato Holdings Corp................................................  38,600    600,922
    Sato Shoji Corp...................................................  19,700    138,123
    Satori Electric Co., Ltd..........................................  20,200    102,191
   #Sawai Pharmaceutical Co., Ltd.....................................   3,000    326,893
    Saxa Holdings, Inc................................................  86,000    155,095
    SBI Holdings, Inc.................................................  31,707  2,140,927
    Scroll Corp.......................................................  33,300    120,639
    SCSK Corp.........................................................  50,959    688,696
    Secom Co., Ltd....................................................  13,300    615,317
    Secom Joshinetsu Co., Ltd.........................................   1,500     44,506
    Sega Sammy Holdings, Inc..........................................  54,612  1,163,724
    Seibu Electric Industry Co., Ltd..................................  16,000     70,578
    Seika Corp........................................................  72,000    206,211
    Seikagaku Corp....................................................  37,700    391,927
   *Seikitokyu Kogyo Co., Ltd......................................... 121,000     82,694
   #Seiko Epson Corp.................................................. 183,700  1,462,031
  #*Seiko Holdings Corp............................................... 129,000    350,196
    Seino Holdings Co., Ltd........................................... 200,000  1,348,663
    Seiren Co., Ltd...................................................  81,500    541,132
    Sekisui Chemical Co., Ltd......................................... 257,000  2,183,459
    Sekisui House, Ltd................................................ 462,000  4,414,783

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Sekisui Jushi Co., Ltd............................................    60,000 $  626,275
    Sekisui Plastics Co., Ltd.........................................    90,000    273,100
    Senko Co., Ltd....................................................   135,000    596,252
    Senshu Electric Co., Ltd..........................................     9,500    116,430
    Senshu Ikeda Holdings, Inc........................................   107,260    548,214
   #Senshukai Co., Ltd................................................    41,400    259,561
    Seven & I Holdings Co., Ltd.......................................   178,452  5,647,760
   #Sharp Corp........................................................   832,000  2,846,199
   *Shibaura Mechatronics Corp........................................    41,000     77,830
    Shibusawa Warehouse Co., Ltd......................................    56,000    157,566
   #Shibuya Kogyo Co., Ltd............................................     7,300     76,968
    Shiga Bank, Ltd...................................................   312,000  1,708,152
    Shikibo, Ltd......................................................   180,000    203,438
    Shikoku Bank, Ltd.................................................   224,000    537,760
    Shikoku Chemicals Corp............................................    55,000    298,841
    Shikoku Electric Power Co., Inc...................................    38,900    599,599
    Shima Seiki Manufacturing Co., Ltd................................    37,000    528,414
    Shimachu Co., Ltd.................................................    63,900  1,342,921
   #Shimadzu Corp.....................................................   165,000  1,346,037
    Shimamura Co., Ltd................................................     7,300    847,230
   #Shimano, Inc......................................................     8,200    544,533
    Shimizu Bank, Ltd.................................................    10,700    281,073
    Shimizu Corp......................................................   509,000  1,585,317
    Shimojima Co., Ltd................................................     1,500     18,234
    Shin Nippon Air Technologies Co., Ltd.............................    26,100    160,420
    Shinagawa Refractories Co., Ltd...................................   128,000    263,035
    Shindengen Electric Manufacturing Co., Ltd........................    92,000    270,026
    Shin-Etsu Chemical Co., Ltd.......................................    44,500  2,246,308
    Shin-Etsu Polymer Co., Ltd........................................    51,000    216,723
    Shin-Keisei Electric Railway Co., Ltd.............................    25,000    111,982
   #Shinko Electric Industries Co., Ltd...............................   116,400    809,412
    Shinko Plantech Co., Ltd..........................................    46,300    426,865
    Shinko Shoji Co., Ltd.............................................    35,800    309,691
    Shinko Wire Co., Ltd..............................................    47,000     77,817
    Shinmaywa Industries, Ltd.........................................   171,000    848,986
    Shinnihon Corp....................................................    36,600     90,448
    Shinsei Bank, Ltd................................................. 1,169,000  1,317,005
   *Shinsho Corp......................................................    74,000    152,148
    Shinwa Co., Ltd...................................................     5,000     59,130
    Shionogi & Co., Ltd...............................................   138,300  1,969,926
    Ship Healthcare Holdings, Inc.....................................    34,000    888,873
    Shiroki Corp......................................................   132,000    344,477
   #Shiseido Co., Ltd.................................................    57,000    815,768
    Shizuki Electric Co., Inc.........................................    24,000    107,053
    Shizuoka Bank, Ltd................................................   450,000  4,528,804
    Shizuoka Gas Co., Ltd.............................................    71,000    459,460
    SHO-BOND Holdings Co., Ltd........................................    20,600    611,724
    Shobunsha Publications, Inc.......................................    17,200    118,725
   #Shochiku Co., Ltd.................................................    54,000    528,453
    Shoko Co., Ltd....................................................    97,000    141,547
   #Showa Aircraft Industry Co., Ltd..................................    11,000     56,730
    Showa Corp........................................................    80,600    617,601
   #Showa Denko K.K................................................... 1,023,000  1,843,097
    Showa Sangyo Co., Ltd.............................................    91,000    297,138
   #Showa Shell Sekiyu K.K............................................   270,800  1,469,291
   #Siix Corp.........................................................    18,600    223,798
   *Silver Seiko, Ltd.................................................   119,000         --
    Simplex Holdings, Inc.............................................       141     52,428
    Sinanen Co., Ltd..................................................    70,000    296,989
   #Sinfonia Technology Co., Ltd......................................    92,000    194,335
    Sintokogio, Ltd...................................................    71,600    675,551

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc....................................     2,650 $ 1,104,030
    SMC Corp..........................................................     5,100     856,757
    SMK Corp..........................................................    87,000     260,292
    SNT Corp..........................................................    29,300     128,866
    Soda Nikka Co., Ltd...............................................    13,000      55,445
    Sodick Co., Ltd...................................................    79,700     390,984
    Soft99 Corp.......................................................    10,600      65,115
    Softbank Corp.....................................................    54,200   2,067,936
    Sogo Medical Co., Ltd.............................................     5,300     189,042
    Sohgo Security Services Co., Ltd..................................    81,700   1,106,976
    Sojitz Corp....................................................... 1,750,000   2,713,041
    So-net Entertainment Corp.........................................       131     550,237
    Sonton Food Industry Co., Ltd.....................................     3,000      26,417
    Sony Corp.........................................................    78,800     958,201
   #Sony Corp. Sponsored ADR..........................................   355,389   4,317,976
    Sony Financial Holdings, Inc......................................    22,200     354,083
    Soshin Electric Co., Ltd..........................................     7,200      27,096
    Sotetsu Holdings, Inc.............................................   251,000     845,445
    Sotoh Co., Ltd....................................................     6,300      62,766
    Space Co., Ltd....................................................     3,700      24,129
    SPK Corp..........................................................     5,700      97,245
    Square Enix Holdings Co., Ltd.....................................    56,600     873,279
    SRA Holdings, Inc.................................................    15,500     177,429
   *St. Marc Holdings Co., Ltd........................................     8,000     301,998
    Stanley Electric Co., Ltd.........................................   122,300   1,797,721
    Star Micronics Co., Ltd...........................................    47,900     446,250
  #*Start Today Co., Ltd..............................................    16,000     211,705
    Starzen Co., Ltd..................................................    85,000     238,721
   #Stella Chemifa Corp...............................................     9,300     165,989
    Studio Alice Co., Ltd.............................................    10,000     166,589
    Sugi Holdings Co., Ltd............................................     6,400     212,844
    Sugimoto & Co., Ltd...............................................    10,300     101,713
   *Sumco Corp........................................................   129,860     984,921
    Sumida Corp.......................................................    19,700      93,835
    Sumikin Bussan Corp...............................................   135,000     326,056
    Suminoe Textile Co., Ltd..........................................    88,000     173,574
  #*Sumiseki Holdings, Inc............................................    11,700      10,364
    Sumitomo Bakelite Co., Ltd........................................   243,000   1,004,957
    Sumitomo Chemical Co., Ltd........................................   885,000   2,451,770
    Sumitomo Corp.....................................................   455,700   6,383,943
    Sumitomo Densetsu Co., Ltd........................................    29,800     207,244
    Sumitomo Electric Industries, Ltd.................................   335,700   3,947,652
    Sumitomo Forestry Co., Ltd........................................   189,500   1,633,024
    Sumitomo Heavy Industries, Ltd....................................   477,480   1,913,332
    Sumitomo Light Metal Industries, Ltd..............................   564,000     543,725
   #Sumitomo Metal Industries, Ltd.................................... 1,014,000   1,486,339
   *Sumitomo Metal Mining Co., Ltd....................................   394,000   4,208,302
  #*Sumitomo Mitsui Construction Co., Ltd.............................   152,200     102,272
    Sumitomo Mitsui Financial Group, Inc..............................   591,870  18,638,761
    Sumitomo Osaka Cement Co., Ltd....................................   529,000   1,747,185
    Sumitomo Pipe & Tube Co., Ltd.....................................    41,400     341,761
    Sumitomo Precision Products Co., Ltd..............................    49,000     243,425
    Sumitomo Real Estate Sales Co., Ltd...............................     6,090     316,096
   #Sumitomo Realty & Development Co., Ltd............................    36,000     895,808
    Sumitomo Rubber Industries, Ltd...................................    87,900   1,054,195
    Sumitomo Seika Chemicals Co., Ltd.................................    85,000     317,686
    Sumitomo Warehouse Co., Ltd.......................................   192,000     867,611
    Sundrug Co., Ltd..................................................     8,800     306,029
   #Suruga Bank, Ltd..................................................   245,000   2,586,627
    Suzuken Co., Ltd..................................................    83,100   2,978,471
    Suzuki Motor Corp.................................................    98,300   1,796,080

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    SWCC Showa Holdings Co., Ltd......................................   407,000 $  340,849
  #*SxL Corp..........................................................    85,000    147,556
    Sysmex Corp.......................................................     7,000    304,900
    Systena Corp......................................................       210    164,230
    T&D Holdings, Inc.................................................   423,810  4,308,128
    T. Hasegawa Co., Ltd..............................................    21,600    283,883
    T. RAD Co., Ltd...................................................   100,000    325,732
    Tachibana Eletech Co., Ltd........................................    17,900    157,352
    Tachi-S Co., Ltd..................................................    45,700    749,501
   #Tact Home Co., Ltd................................................       181    178,276
    Tadano, Ltd.......................................................   149,421  1,017,671
    Taihei Dengyo Kaisha, Ltd.........................................    35,000    240,098
    Taihei Kogyo Co., Ltd.............................................    85,000    397,174
    Taiheiyo Cement Corp..............................................   864,000  1,898,877
    Taiheiyo Kouhatsu, Inc............................................    59,000     57,672
    Taiho Kogyo Co., Ltd..............................................    37,900    406,497
   #Taikisha, Ltd.....................................................    32,300    703,170
    Taiko Bank, Ltd. (The)............................................    27,000     68,336
    Taisei Corp....................................................... 1,183,399  3,253,289
    Taisei Lamick Co., Ltd............................................     1,600     46,637
   #Taisho Pharmaceutical Holdings Co., Ltd...........................    18,600  1,484,108
    Taiyo Holdings Co., Ltd...........................................     5,900    149,014
    Taiyo Nippon Sanso Corp...........................................   289,000  1,617,233
   #Taiyo Yuden Co., Ltd..............................................   134,700  1,104,305
  #*Takagi Securities Co., Ltd........................................    27,000     29,929
    Takamatsu Construction Group Co., Ltd.............................    20,600    357,483
    Takano Co., Ltd...................................................    14,200     76,850
   #Takaoka Electric Manufacturing Co., Ltd...........................    84,000    159,212
    Takara Holdings, Inc..............................................   212,000  1,447,397
    Takara Leben Co., Ltd.............................................    25,900    236,618
    Takara Standard Co., Ltd..........................................   152,895  1,133,429
    Takasago International Corp.......................................    95,000    465,963
    Takasago Thermal Engineering Co., Ltd.............................    79,200    604,634
   #Takashima & Co., Ltd..............................................    29,000    107,286
    Takashimaya Co., Ltd..............................................   381,000  2,776,521
    Takata Corp.......................................................    32,700    650,752
    Take & Give Needs Co., Ltd........................................     1,189     98,830
    Takeda Pharmaceutical Co., Ltd....................................    75,200  3,453,912
   *Takeuchi Manufacturing Co., Ltd...................................     1,800     14,158
    Takihyo Co., Ltd..................................................     3,000     16,346
    Takiron Co., Ltd..................................................    85,000    271,206
    Takisawa Machine Tool Co., Ltd....................................    61,000     84,078
    Takuma Co., Ltd...................................................   113,000    492,658
    Tamron Co., Ltd...................................................    12,700    413,790
    Tamura Corp.......................................................   115,000    269,548
    Tanseisha Co., Ltd................................................    18,000     49,277
   #Tatsuta Electric Wire & Cable Co., Ltd............................    96,000    621,064
    Tayca Corp........................................................    39,000    114,158
    TBK Co., Ltd......................................................    45,000    235,378
   #TDK Corp..........................................................    34,000  1,289,574
   #TDK Corp. Sponsored ADR...........................................    48,131  1,829,459
  #*Teac Corp.........................................................    26,000      9,262
    Techno Associe Co., Ltd...........................................     3,000     25,704
    Techno Ryowa, Ltd.................................................     8,870     45,085
    Teijin, Ltd.......................................................   701,750  2,052,470
    Teikoku Electric Manufacturing Co., Ltd...........................     5,600    102,826
    Teikoku Sen-I Co., Ltd............................................    21,000    161,961
    Teikoku Tsushin Kogyo Co., Ltd....................................    46,000     78,832
   #Tekken Corp.......................................................   203,000    287,901
    Terumo Corp.......................................................    23,600    963,932
    T-GAIA CORP.......................................................        80    163,423

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    THK Co., Ltd......................................................  67,700 $1,197,058
    Tigers Polymer Corp...............................................   6,700     26,259
   #Titan Kogyo K.K...................................................  12,000     36,152
    TKC Corp..........................................................  25,300    516,253
    TOA Corp.......................................................... 244,000    414,965
    Toa Oil Co., Ltd.................................................. 101,000    115,603
    TOA ROAD Corp.....................................................  63,000    167,892
    Toa Valve Engineering, Inc........................................     200      2,844
    Toabo Corp........................................................ 122,000     80,479
    Toagosei Co., Ltd................................................. 310,500  1,166,305
  #*Tobishima Corp.................................................... 116,300    119,628
    Tobu Railway Co., Ltd............................................. 211,000  1,139,978
   #Tobu Store Co., Ltd...............................................  30,000     99,250
    TOC Co., Ltd......................................................  96,400    509,433
    Tocalo Co., Ltd...................................................  15,900    222,089
    Tochigi Bank, Ltd................................................. 156,000    500,548
    Toda Corp......................................................... 320,000    976,714
   #Toda Kogyo Corp...................................................  47,000    205,685
    Toei Co., Ltd.....................................................  82,000    387,045
    Toenec Corp.......................................................  42,000    223,893
    Toho Bank, Ltd.................................................... 257,000    790,382
    TOHO Co., Ltd. (6895200)..........................................  73,800  1,322,056
   #TOHO Co., Ltd. (6895211)..........................................  32,000    123,461
    Toho Gas Co., Ltd................................................. 168,000  1,010,136
    Toho Holdings Co., Ltd............................................  60,700  1,190,831
    Toho Real Estate Co., Ltd.........................................  22,600    118,876
   #Toho Titanium Co., Ltd............................................  12,700    144,223
    Toho Zinc Co., Ltd................................................ 171,000    558,665
    Tohoku Bank, Ltd. (The)...........................................  99,000    143,505
    Tohto Suisan Co., Ltd.............................................  61,000     93,749
   *Tohuku Electric Power Co., Inc....................................  95,300    614,767
    Tokai Carbon Co., Ltd............................................. 275,000  1,131,771
   *Tokai Corp........................................................   7,200    184,102
    TOKAI Holdings Corp...............................................  18,000     85,318
    Tokai Lease Co., Ltd..............................................  40,000     87,698
    Tokai Rika Co., Ltd...............................................  74,800  1,155,767
    Tokai Rubber Industries, Ltd......................................  53,500    580,331
    Tokai Tokyo Financial Holdings, Inc............................... 304,000  1,021,830
   #Token Corp........................................................  12,370    539,752
    Tokio Marine Holdings, Inc........................................ 236,312  5,414,420
   #Tokio Marine Holdings, Inc. ADR...................................  63,004  1,427,041
   #Toko Electric Corp................................................  45,000    162,346
  #*Toko, Inc......................................................... 149,000    389,416
   #Tokushu Tokai Paper Co., Ltd...................................... 125,380    315,598
  #*Tokuyama Corp..................................................... 464,000  1,033,572
    Tokyo Broadcasting System, Inc....................................  52,400    602,525
   *Tokyo Denpa Co., Ltd..............................................   2,200      7,812
   #Tokyo Derica Co., Ltd.............................................   3,000     36,317
   *Tokyo Dome Corp................................................... 232,000    671,688
   *Tokyo Electric Power Co., Inc.....................................  91,012    151,334
    Tokyo Electron Device, Ltd........................................     103    181,368
    Tokyo Electron, Ltd...............................................  24,800  1,151,579
    Tokyo Energy & Systems, Inc.......................................  44,000    215,605
    Tokyo Gas Co., Ltd................................................ 228,000  1,175,221
    Tokyo Individualized Educational Institute, Inc...................  12,000     22,139
    Tokyo Kaikan Co., Ltd.............................................   2,000      7,685
    Tokyo Keiki, Inc.................................................. 114,000    184,845
   *Tokyo Kikai Seisakusho, Ltd.......................................  73,000     41,805
    Tokyo Rakutenchi Co., Ltd.........................................  30,000    113,756
   #Tokyo Rope Manufacturing Co., Ltd................................. 218,000    341,735
    Tokyo Sangyo Co., Ltd.............................................  24,500     82,967

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Tokyo Seimitsu Co., Ltd...........................................  42,600 $  661,886
    Tokyo Steel Manufacturing Co., Ltd................................ 138,100    510,492
   *Tokyo Tatemono Co., Ltd........................................... 608,000  2,239,928
    Tokyo Tekko Co., Ltd..............................................  44,000    140,671
   #Tokyo Theatres Co., Inc........................................... 103,000    136,695
    Tokyo Tomin Bank, Ltd.............................................  48,000    433,212
    Tokyotokeiba Co., Ltd............................................. 204,000    278,022
    Tokyu Community Corp..............................................   9,900    329,053
    Tokyu Construction Co., Ltd.......................................  94,000    178,417
    Tokyu Corp........................................................ 221,000  1,059,610
    Tokyu Land Corp................................................... 559,000  2,819,398
    Tokyu Livable, Inc................................................  17,300    201,585
   #Tokyu Recreation Co., Ltd.........................................  22,819    130,939
    Toli Corp.........................................................  61,000    120,105
    Tomato Bank, Ltd.................................................. 122,000    212,289
    Tomen Devices Corp................................................   3,000     73,366
    Tomen Electronics Corp............................................  15,600    205,377
   #Tomoe Corp........................................................  36,800    130,243
    Tomoe Engineering Co., Ltd........................................   7,100    143,597
    TOMOEGAWA CO., LTD................................................  17,000     33,934
    Tomoku Co., Ltd................................................... 103,000    297,509
    TOMONY Holdings, Inc.............................................. 173,200    704,035
    Tomy Co., Ltd.....................................................  79,500    491,771
    Tonami Holdings Co., Ltd..........................................  88,000    185,020
   #TonenGeneral Sekiyu K.K...........................................  50,000    409,143
   #Topcon Corp.......................................................  57,900    412,441
    Toppan Forms Co., Ltd.............................................  64,000    589,298
    Toppan Printing Co., Ltd.......................................... 445,000  2,756,884
    Topre Corp........................................................  54,000    491,820
    Topy Industries, Ltd.............................................. 249,000    645,262
    Toray Industries, Inc............................................. 230,000  1,439,886
    Toridoll.corp.....................................................  18,600    322,026
    Torigoe Co., Ltd. (The)...........................................  12,500     96,485
    Torishima Pump Manufacturing Co., Ltd.............................  25,400    243,102
    Tose Co., Ltd.....................................................   3,800     25,986
    Tosei Corp........................................................     249     97,672
    Toshiba Corp...................................................... 242,000    801,485
    Toshiba Machine Co., Ltd.......................................... 138,000    572,219
    Toshiba Plant Systems & Services Corp.............................  42,000    516,533
    Toshiba TEC Corp.................................................. 186,000    684,123
    Tosho Printing Co., Ltd...........................................  75,000    123,156
    Tosoh Corp........................................................ 745,000  1,830,153
    Totetsu Kogyo Co., Ltd............................................  37,000    470,189
    TOTO, Ltd......................................................... 155,000  1,148,685
    Tottori Bank, Ltd.................................................  69,000    126,232
    Touei Housing Corp................................................  24,200    251,478
    Toukei Computer Co., Ltd..........................................   3,200     41,958
    Tow Co., Ltd......................................................   5,700     36,745
    Towa Bank, Ltd.................................................... 414,000    410,810
    Towa Corp.........................................................  21,100    145,505
    Towa Pharmaceutical Co., Ltd......................................   8,600    502,170
   #Toyo Construction Co., Ltd........................................ 268,000    227,561
   #Toyo Corp.........................................................  36,600    406,852
    Toyo Electric Manufacturing Co., Ltd..............................  34,000    103,438
    Toyo Engineering Corp............................................. 135,000    577,216
    Toyo Ink SC Holdings Co., Ltd..................................... 258,000    929,590
   #Toyo Kanetsu K.K.................................................. 214,000    476,467
    Toyo Kohan Co., Ltd...............................................  63,000    204,301
    Toyo Securities Co., Ltd..........................................  94,000    159,952
    Toyo Seikan Kaisha, Ltd........................................... 183,800  2,158,415
    Toyo Sugar Refining Co., Ltd......................................  29,000     32,438

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Toyo Suisan Kaisha, Ltd...........................................    43,000 $ 1,032,530
    Toyo Tanso Co., Ltd...............................................    12,000     333,409
    Toyo Tire & Rubber Co., Ltd.......................................   310,000     922,433
    Toyo Wharf & Warehouse Co., Ltd...................................    64,000     103,319
    Toyobo Co., Ltd................................................... 1,205,000   1,519,147
    Toyoda Gosei Co., Ltd.............................................    82,400   1,684,589
    Toyota Boshoku Corp...............................................    65,300     731,062
    Toyota Motor Corp.................................................    61,436   2,349,117
   #Toyota Motor Corp. Sponsored ADR..................................   360,892  27,611,847
    Toyota Tsusho Corp................................................   155,925   2,883,047
    TPR Co., Ltd......................................................    21,500     309,150
    Transcosmos, Inc..................................................    31,100     422,583
    Trend Micro, Inc..................................................     9,800     290,569
    Trend Micro, Inc. Sponsored ADR...................................     3,540     105,067
    Trinity Industrial Corp...........................................     3,000      10,603
    Trusco Nakayama Corp..............................................    25,961     501,140
    TS Tech Co., Ltd..................................................    54,600     877,599
    TSI Holdings Co., Ltd.............................................   124,190     772,793
    Tsubakimoto Chain Co..............................................   161,000     901,818
    Tsubakimoto Kogyo Co., Ltd........................................    24,000      71,453
  #*Tsudakoma Corp....................................................   105,000     174,081
   #Tsugami Corp......................................................    61,000     394,609
    Tsukishima Kikai Co., Ltd.........................................    36,000     304,309
    Tsukuba Bank, Ltd. (The)..........................................   115,400     392,141
    Tsumura & Co......................................................    27,000     759,402
    Tsuruha Holdings, Inc.............................................     9,200     594,853
    Tsurumi Manufacturing Co., Ltd....................................    28,000     221,323
    TV Tokyo Holdings Corp............................................     5,900      68,438
    TYK Corp..........................................................    34,000      67,907
   *Ube Industries, Ltd............................................... 1,147,000   2,500,993
   #Ube Material Industries, Ltd......................................   100,000     204,904
   #Uchida Yoko Co., Ltd..............................................    87,000     251,106
    UKC Holdings Corp.................................................     9,400     114,585
  #*Ulvac, Inc........................................................    61,500     477,346
    Uni-Charm Corp....................................................    11,700     644,588
    Union Tool Co.....................................................    16,600     245,709
    Unipres Corp......................................................    27,800     735,416
    United Arrows, Ltd................................................     4,300     112,591
   *Unitika, Ltd......................................................   666,000     329,770
   *Universal Entertainment Corp......................................    11,700     258,819
    UNY Co., Ltd......................................................   258,600   2,327,526
    U-Shin, Ltd.......................................................    51,500     322,278
    Ushio, Inc........................................................   137,300   1,730,268
    USS Co., Ltd......................................................     5,020     540,234
    Utoc Corp.........................................................    18,700      53,002
   *V Technology Co., Ltd.............................................        15      35,435
    Valor Co., Ltd....................................................    39,900     649,854
   *Village Vanguard Co., Ltd.........................................         1         942
    Vital KSK Holdings, Inc...........................................    48,185     475,469
    Wacoal Corp.......................................................   152,000   1,813,086
    Wacom Co., Ltd....................................................       139     309,450
  #*Wakachiku Construction Co., Ltd...................................   118,000     129,896
   *Wakamoto Pharmaceutical Co., Ltd..................................     7,000      18,438
    Warabeya Nichiyo Co., Ltd.........................................    14,200     246,044
    Watabe Wedding Corp...............................................     9,200      83,377
   #WATAMI Co., Ltd...................................................     8,100     178,125
    West Japan Railway Co.............................................    31,500   1,358,597
    Wood One Co., Ltd.................................................    40,000     122,052
    Xebio Co., Ltd....................................................    29,500     641,854
    Y. A. C. Co., Ltd.................................................    13,500      96,428
    Yachiyo Bank, Ltd. (The)..........................................    20,100     403,668

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CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
JAPAN -- (Continued)
   *Yahagi Construction Co., Ltd......................................    27,000 $      120,174
    Yahoo Japan Corp..................................................       918        333,722
    Yaizu Suisankagaku Industry Co., Ltd..............................     9,800         92,681
   #Yakult Honsha Co., Ltd............................................    21,400        827,361
    Yamabiko Corp.....................................................     9,135        107,324
   *Yamada Denki Co., Ltd.............................................    71,250      3,692,628
    Yamagata Bank, Ltd................................................   179,000        729,620
    Yamaguchi Financial Group, Inc....................................   301,000      2,536,337
    Yamaha Corp.......................................................   229,600      2,207,620
    Yamaha Motor Co., Ltd.............................................   159,200      1,344,637
   *Yamaichi Electronics Co., Ltd.....................................    24,100         45,514
    Yamanashi Chuo Bank, Ltd..........................................   198,000        830,740
  #*Yamatane Corp.....................................................   160,000        221,440
    Yamato Corp.......................................................    26,000        100,172
    Yamato Holdings Co., Ltd..........................................   203,000      3,323,440
    Yamato Kogyo Co., Ltd.............................................    50,500      1,423,759
    Yamaya Corp.......................................................     4,210         65,507
    Yamazaki Baking Co., Ltd..........................................   114,000      1,589,128
    Yamazen Co., Ltd..................................................    52,800        371,383
    Yaoko Co., Ltd....................................................     5,400        198,264
    Yaskawa Electric Corp.............................................   128,000        917,292
    Yasuda Warehouse Co., Ltd. (The)..................................    16,300        107,692
    Yellow Hat, Ltd...................................................    26,500        426,698
    Yodogawa Steel Works, Ltd.........................................   161,000        592,630
    Yokogawa Bridge Holdings Corp.....................................    36,000        255,175
   #Yokogawa Electric Corp............................................   184,100      1,886,143
    Yokohama Reito Co., Ltd...........................................    72,000        564,882
    Yokohama Rubber Co., Ltd..........................................   264,000      1,825,532
    Yokowo Co., Ltd...................................................    22,200        118,475
    Yomeishu Seizo Co., Ltd...........................................     3,000         26,939
    Yomiuri Land Co., Ltd.............................................    19,000         60,084
    Yondenko Corp.....................................................    23,000         97,227
    Yonekyu Corp......................................................    27,500        257,411
    Yonex Co., Ltd....................................................     9,400         60,342
    Yorozu Corp.......................................................    24,500        362,859
   #Yoshinoya Holdings Co., Ltd.......................................       427        568,968
    Yuasa Funashoku Co., Ltd..........................................     6,000         14,322
   *Yuasa Trading Co., Ltd............................................   298,000        555,377
    Yuken Kogyo Co., Ltd..............................................    80,000        161,383
   *Yuki Gosei Kogyo Co., Ltd.........................................    11,000         29,298
   #Yukiguni Maitake Co., Ltd.........................................     7,200         27,921
    Yurtec Corp.......................................................    71,000        259,602
    Yusen Logistics Co., Ltd..........................................    24,000        273,508
    Yushin Precision Equipment Co., Ltd...............................     8,200        152,756
    Yushiro Chemical Industry Co., Ltd................................    12,100        120,874
    Yutaka Foods Corp.................................................     4,000         73,074
   *Zappallas, Inc....................................................        42         37,633
    Zenrin Co., Ltd...................................................    26,100        247,480
   #Zensho Co., Ltd...................................................    27,700        354,292
    Zeon Corp.........................................................   186,000      1,523,617
    ZERIA Pharmaceutical Co., Ltd.....................................    11,000        187,629
                                                                                 --------------
TOTAL JAPAN...........................................................            1,160,345,952
                                                                                 --------------
NETHERLANDS -- (2.3%).................................................
    Aalberts Industries NV............................................   133,405      2,106,717
    Accell Group NV...................................................    17,416        291,456
    Aegon NV.......................................................... 1,423,558      6,462,093
    Aegon NV ADR......................................................   104,299        474,560
    Akzo Nobel NV.....................................................   174,139      9,399,065
   #Akzo Nobel NV Sponsored ADR.......................................    82,551      1,476,012
  #*AMG Advanced Metallurgical Group NV...............................    57,552        470,712

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

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
NETHERLANDS -- (Continued)
   #Amsterdam Commodities NV..........................................    14,471 $   217,148
   #APERAM NV.........................................................    88,873   1,218,386
    Arcadis NV........................................................    58,495   1,218,741
    ArcelorMittal NV..................................................   273,221   4,349,658
   #ArcelorMittal NV ADR..............................................   129,000   2,051,100
   #ASM International NV..............................................    59,120   2,241,816
    ASML Holding NV...................................................    75,600   4,366,462
   #ASML Holding NV ADR...............................................    53,231   3,060,782
   #BE Semiconductor Industries NV....................................   125,921     943,759
    Beter Bed Holding NV..............................................     9,083     163,299
   #BinckBank NV......................................................    78,675     522,547
    Brunel International NV...........................................     9,245     352,265
   *Crown Van Gelder NV...............................................       954       6,247
   #CSM NV............................................................   105,652   1,578,116
   *DE Master Blenders 1753 NV........................................   389,278   4,511,418
    Delta Lloyd NV....................................................   151,076   1,970,059
    Exact Holding NV..................................................     9,797     199,980
    Fugro NV..........................................................    62,727   4,104,766
  #*Grontmij NV.......................................................    46,495     127,962
   #Heijmans NV.......................................................    24,739     194,799
    Heineken NV.......................................................    68,912   3,733,665
    Hunter Douglas NV.................................................     1,170      42,313
    ICT Automatisering NV.............................................    11,008      37,201
   *ING Groep NV......................................................   192,022   1,263,201
  #*ING Groep NV Sponsored ADR........................................ 1,565,969  10,304,076
  #*Kardan NV.........................................................    36,083      29,701
    KAS Bank NV.......................................................     6,729      57,972
    Kendrion NV.......................................................    11,258     224,062
    Koninklijke (Royal) KPN NV Sponsored ADR..........................     4,300      35,690
    Koninklijke Ahold NV..............................................   624,255   7,598,638
    Koninklijke Ahold NV ADR..........................................    21,680     262,545
   #Koninklijke Bam Groep NV..........................................   443,169   1,160,741
    Koninklijke Boskalis Westminster NV...............................    88,284   2,876,624
    Koninklijke DSM NV................................................   107,488   5,290,840
   #Koninklijke KPN NV................................................   180,607   1,482,433
    Koninklijke Philips Electronics NV................................   589,853  12,972,239
    Koninklijke Ten Cate NV...........................................    44,681   1,044,664
    Koninklijke Vopak NV..............................................    67,310   4,265,430
   #Koninklijke Wessanen NV...........................................   108,881     275,488
   *LBi International NV..............................................    97,442     317,389
    Macintosh Retail Group NV.........................................    49,262     523,326
    Mediq NV..........................................................    79,420     837,780
    Nederlandsche Apparatenfabriek NV.................................     2,154      65,099
    Nutreco NV........................................................    59,028   4,238,277
   *Ordina NV.........................................................    64,223      73,080
    Philips Electronics NV ADR........................................   317,162   6,980,736
    PostNL NV.........................................................   319,858   1,300,718
   *Qurius NV.........................................................    17,073       1,238
    Randstad Holdings NV..............................................   142,456   4,315,327
   #Reed Elsevier NV..................................................    10,726     125,722
   #Reed Elsevier NV ADR..............................................    45,688   1,069,099
    Royal Imtech NV...................................................    96,672   2,465,253
   *SBM Offshore NV...................................................   198,036   2,413,576
    Sligro Food Group NV..............................................    14,457     334,158
  #*SNS Reaal Groep NV................................................   262,485     322,384
    Telegraaf Media Groep NV..........................................    21,617     239,764
    TKH Group NV......................................................    45,295     914,381
    TNT Express NV....................................................   329,944   3,576,082
  #*TomTom NV.........................................................   196,116     784,115
    Unilever NV.......................................................   181,970   6,317,630
    Unit4 NV..........................................................    31,366     730,366

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
NETHERLANDS -- (Continued)
    USG People NV.....................................................   112,397 $    744,193
    Wolters Kluwer NV.................................................   201,290    3,343,668
   *Xeikon NV.........................................................    20,168       64,451
                                                                                 ------------
TOTAL NETHERLANDS.....................................................            149,135,260
                                                                                 ------------
NEW ZEALAND -- (0.2%)
    Abano Healthcare Group, Ltd.......................................    13,023       47,844
    Air New Zealand, Ltd..............................................   328,720      239,298
    Auckland International Airport, Ltd............................... 1,334,690    2,685,343
   *Chorus, Ltd.......................................................   102,637      257,771
   *Chorus, Ltd. ADR..................................................    10,487      130,668
    Contact Energy, Ltd...............................................   387,330    1,567,173
    Ebos Group, Ltd...................................................    14,412       89,432
   *Fisher & Paykel Appliances Holdings, Ltd..........................   651,000      296,919
   #Fisher & Paykel Healthcare Corp., Ltd.............................   268,777      414,079
    Fletcher Building, Ltd. (6341606).................................   461,535    2,275,328
   #Fletcher Building, Ltd. (6341617).................................    96,641      475,623
    Freightways, Ltd..................................................    60,394      189,061
    Hallenstein Glasson Holdings, Ltd.................................    16,145       54,044
   *Heartland New Zealand, Ltd........................................    12,825        5,707
    Infratil, Ltd.....................................................   389,246      657,825
    Mainfreight, Ltd..................................................    41,273      311,199
    Michael Hill International, Ltd...................................    72,300       58,932
    New Zealand Oil & Gas, Ltd........................................   382,808      251,875
    New Zealand Refining Co., Ltd.....................................    66,827      125,894
   #Nuplex Industries, Ltd............................................   218,245      445,991
   *NZX, Ltd..........................................................    64,802       61,212
   *Pike River Coal, Ltd..............................................   224,242           --
    Port of Tauranga, Ltd.............................................    74,568      686,728
  #*Pumpkin Patch, Ltd................................................    37,217       27,356
   *Pyne Gould Guinness, Ltd..........................................   114,334       28,631
   *Rakon, Ltd........................................................    89,357       31,096
    Restaurant Brands New Zealand, Ltd................................   167,692      287,476
   *Rubicon, Ltd......................................................    64,229       15,615
    Ryman Healthcare, Ltd.............................................   150,942      446,451
    Sanford, Ltd......................................................    31,342       96,256
    Skellerup Holdings, Ltd...........................................    20,500       24,527
    Sky Network Television, Ltd.......................................   116,433      468,298
    SKYCITY Entertainment Group, Ltd..................................   316,082      909,115
    Steel & Tube Holdings, Ltd........................................    25,952       44,908
    Telecom Corp. of New Zealand, Ltd.................................   121,529      260,598
    Tourism Holdings, Ltd.............................................    23,932       11,060
    Tower, Ltd........................................................   288,016      395,597
   #TrustPower, Ltd...................................................    76,522      478,189
    Vector, Ltd.......................................................   237,606      533,881
    Warehouse Group, Ltd..............................................    39,107       82,106
                                                                                 ------------
TOTAL NEW ZEALAND.....................................................             15,469,106
                                                                                 ------------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA....................................   278,016      165,522
   *Acta Holding ASA..................................................    77,000       12,902
    Aker ASA Series A.................................................    39,331    1,099,244
    Aker Solutions ASA................................................    70,474    1,032,547
   *Algeta ASA........................................................    12,126      330,673
  #*Archer, Ltd.......................................................   157,036      275,587
    Atea ASA..........................................................    89,519      748,196
    Austevoll Seafood ASA.............................................   131,384      542,911
    Bonheur ASA.......................................................    15,590      304,480
   #BW Offshore, Ltd..................................................   622,041      570,209
   *BWG Homes ASA.....................................................    87,851      176,756
    Cermaq ASA........................................................    78,620      930,929

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
NORWAY -- (Continued)
   *Clavis Pharma ASA.................................................    11,866 $  115,414
    Copeinca ASA......................................................    25,236    175,452
   *Deep Sea Supply P.L.C.............................................   163,381    253,334
  #*Det Norske Oljeselskap ASA........................................    41,571    570,913
    DNB ASA...........................................................   459,738  4,826,724
  #*DNO International ASA.............................................   528,000    698,364
   *Dockwise, Ltd.....................................................    23,693    404,871
  #*DOF ASA...........................................................    67,964    319,755
    Ekornes ASA.......................................................    19,892    278,520
   *Electromagnetic GeoServices ASA...................................    67,978    153,399
   *Eltek ASA.........................................................   311,072    201,037
    EVRY ASA..........................................................    62,231     99,113
    Farstad Shipping ASA..............................................     7,858    195,955
   #Fred Olsen Energy ASA.............................................    21,597    816,272
  #*Frontline, Ltd....................................................    72,376    273,538
  #*Funcom NV.........................................................    18,833     24,362
    Ganger Rolf ASA...................................................    31,855    590,961
   *Gjensidige Forsikring ASA.........................................   129,716  1,587,347
    Golar LNG, Ltd....................................................    19,800    765,468
   #Golden Ocean Group, Ltd...........................................   467,017    346,619
   *Grieg Seafood ASA.................................................    35,932     48,404
   *Havila Shipping ASA...............................................     2,400     14,462
   *Hurtigruten ASA...................................................   296,272    172,508
   *Itera ASA.........................................................    38,495     14,966
  #*Kongsberg Automotive Holding ASA..................................   755,960    198,085
    Kongsberg Gruppen ASA.............................................    25,456    484,543
    Kvaerner ASA......................................................   231,364    534,737
    Leroey Seafood Group ASA..........................................    26,281    447,935
   *Marine Harvest ASA................................................ 3,666,373  2,442,590
  #*Nordic Semiconductor ASA..........................................   293,500    752,221
  #*Norse Energy Corp. ASA............................................    51,804     22,245
    Norsk Hydro ASA...................................................   796,944  3,236,726
    Norsk Hydro ASA Sponsored ADR.....................................    50,900    204,618
  #*Norske Skogindustrier ASA Series A................................   229,481    156,183
    Northern Offshore, Ltd............................................    34,847     58,080
   *Northland Resources SA............................................    32,848     27,841
   *Norwegian Air Shuttle ASA.........................................    39,667    710,984
   *Norwegian Energy Co. ASA..........................................   358,180    324,932
    Odfjell ASA Series A..............................................    41,255    197,816
    Olav Thon Eiendomsselskap ASA.....................................       547     75,634
    Opera Software ASA................................................    36,784    252,641
    Orkla ASA.........................................................   660,319  4,713,217
  #*Panoro Energy ASA.................................................    19,616     11,688
    Petroleum Geo-Services ASA........................................   183,982  2,692,251
   *Photocure ASA.....................................................     4,035     26,493
   *Pronova BioPharma AS..............................................   197,913    306,007
    Prosafe ASA.......................................................    86,400    630,648
   *Q-Free ASA........................................................    66,600    236,301
  #*Renewable Energy Corp. ASA........................................   373,386    129,384
   *Salmar ASA........................................................     2,645     13,593
  #*Scana Industrier ASA..............................................   159,719     39,762
   #Schibsted ASA.....................................................    29,874    914,013
    SeaDrill, Ltd.....................................................    75,524  2,943,285
  #*Sevan Marine ASA..................................................    34,748     78,212
   *Siem Offshore, Inc. ASA...........................................   222,158    336,615
    Solstad Offshore ASA..............................................     6,600     96,563
   *Songa Offshore SE.................................................   241,652    576,987
    SpareBanken 1 SMN.................................................   137,174    721,990
    StatoilHydro ASA..................................................    20,995    498,979
   #StatoilHydro ASA Sponsored ADR....................................   313,814  7,465,635
    Stolt-Nielsen, Ltd................................................    20,618    363,085

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
NORWAY -- (Continued)
   *Storebrand ASA....................................................   384,514 $ 1,461,990
    Subsea 7 SA.......................................................   226,317   4,730,224
    Telenor ASA.......................................................   203,297   3,437,632
    TGS Nopec Geophysical Co. ASA.....................................    61,997   1,812,025
    Tomra Systems ASA.................................................   154,030   1,209,713
   *TTS Marine ASA....................................................    11,319      31,868
    Veidekke ASA......................................................    50,500     352,134
    Wilh Wilhelmsen Holding ASA.......................................    20,167     503,107
    Yara International ASA............................................   111,067   5,244,628
                                                                                 -----------
TOTAL NORWAY..........................................................            70,843,554
                                                                                 -----------
PORTUGAL -- (0.3%)
   #Altri SGPS SA.....................................................   157,788     219,014
  #*Banco BPI SA......................................................   522,391     322,193
  #*Banco Comercial Portugues SA...................................... 4,249,381     491,091
  #*Banco Espirito Santo SA........................................... 1,936,866   1,190,805
   *Banif SGPS SA.....................................................   119,371      19,100
  #*Brisa Auto-Estradas de Portugal SA................................   154,175     519,270
  #*Cimpor Cimentos de Portugal SA....................................   217,546     973,758
    Corticeira Amorim SGPS SA.........................................   169,781     284,088
   *EDP Renovaveis SA.................................................   306,463     944,569
    Energias de Portugal SA...........................................   389,849     888,687
   #Energias de Portugal SA Sponsored ADR.............................     7,202     163,485
   #Galp Energia SGPS SA..............................................   104,991   1,420,112
   *Impresa SGPS SA...................................................    49,602      21,924
   *INAPA - Investimentos Participacoes e Gestao SA...................    66,000      12,241
    Jeronimo Martins SGPS SA..........................................    70,274   1,101,494
   *Martifer SGPS SA..................................................    12,849       9,322
    Mota-Engil SGPS SA................................................   164,830     206,761
    Novabase SGPS SA..................................................    12,258      26,366
    Portucel-Empresa Produtora de Pasta de Papel SA...................   317,577     779,142
    Portugal Telecom SA...............................................   976,016   4,139,914
    Redes Energeticas Nacionais SA....................................   201,721     498,454
   *SAG GEST - Solucoes Automovel Globais SGPS SA.....................    13,935       6,012
   #Sociedade de Investimento e Gestao SGPS SA........................   103,153     634,152
   *Sonae Capital SGPS SA.............................................    40,593       8,991
   *Sonae Industria SGPS SA...........................................   132,969      84,292
   #Sonae SGPS SA..................................................... 1,474,631     780,855
    Sonaecom SGPS SA..................................................   274,515     411,847
   *Teixeira Duarte SA................................................   158,418      38,792
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..   155,616     394,286
                                                                                 -----------
TOTAL PORTUGAL........................................................            16,591,017
                                                                                 -----------
SINGAPORE -- (1.7%)
   *Abterra, Ltd......................................................   189,000     109,972
    Amtek Engineering, Ltd............................................   115,000      55,143
    Armstrong Industrial Corp., Ltd...................................   390,000      80,972
    Asia Pacific Breweries, Ltd.......................................    14,000     564,330
  #*Asiasons Capital, Ltd.............................................   499,000     242,188
   *Asiatravel.com Holdings, Ltd......................................    40,000      10,165
    ASL Marine Holdings, Ltd..........................................   282,800     130,236
   *AusGroup, Ltd.....................................................   766,939     214,061
   #Baker Technology, Ltd.............................................   624,000     149,855
   *Banyan Tree Holdings, Ltd.........................................   409,000     189,808
    Beng Kuang Marine, Ltd............................................   336,000      34,310
    BH Global Marine, Ltd.............................................   203,000      30,878
  #*Biosensors International Group, Ltd...............................   952,901     937,563
    Bonvests Holdings, Ltd............................................    51,600      38,969
    Boustead Singapore, Ltd...........................................   271,000     212,048
    Breadtalk Group, Ltd..............................................    80,000      34,529
    Broadway Industrial Group, Ltd....................................   520,000     145,080

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SINGAPORE -- (Continued)
    Bukit Sembawang Estates, Ltd......................................   121,000 $  456,219
   *Bund Center Investment, Ltd....................................... 1,264,000    176,945
    CapitaLand, Ltd................................................... 1,968,500  4,717,521
    Cerebos Pacific, Ltd..............................................    79,000    342,181
    CH Offshore, Ltd..................................................   330,000    105,726
   *China Auto Corp., Ltd.............................................    22,000        442
    China Aviation Oil Singapore Corp., Ltd...........................   234,000    185,726
   *China Energy, Ltd.................................................   390,000     15,593
    China Merchants Holdings Pacific, Ltd.............................   148,000     81,680
   *China Taisan Technology Group Holdings, Ltd.......................   716,250     23,975
    Chip Eng Seng Corp., Ltd..........................................   696,000    228,788
    City Developments, Ltd............................................   442,000  4,139,179
    ComfortDelGro Corp., Ltd.......................................... 1,042,169  1,404,597
  #*Cosco Corp Singapore, Ltd......................................... 1,210,000    936,499
    Creative Technology, Ltd..........................................     2,120      5,786
    CSC Holdings, Ltd.................................................   396,000     32,012
    CSE Global, Ltd...................................................   488,000    333,901
   #CWT, Ltd..........................................................   228,000    227,688
    DBS Group Holdings, Ltd...........................................   749,509  8,842,275
   *Delong Holdings, Ltd..............................................   175,200     45,316
   *Dyna-Mac Holdings, Ltd............................................    77,000     25,470
    Enviro-Hub Holdings, Ltd..........................................   129,000     11,143
    Eu Yan Sang International, Ltd....................................    38,400     19,205
   *euNetworks Group, Ltd............................................. 2,069,000     24,933
   #Ezion Holdings, Ltd...............................................   707,000    533,017
  #*Ezra Holdings, Ltd................................................ 1,134,000    895,695
    F.J. Benjamin Holdings, Ltd.......................................   567,000    150,072
   *Falcon Energy Group, Ltd..........................................   428,000     78,728
    First Resources, Ltd..............................................   525,000    799,230
    Food Empire Holdings, Ltd.........................................   144,800     50,167
    Fragrance Group, Ltd..............................................   693,000    277,319
    Fraser & Neave, Ltd...............................................   779,000  5,112,074
    Freight Links Express Holdings, Ltd...............................   531,818     27,700
   *Gallant Venture, Ltd..............................................   772,000    172,767
   #Genting Singapore P.L.C...........................................   620,000    647,110
    Global Yellow Pages, Ltd..........................................    29,000      2,794
    GMG Global, Ltd................................................... 3,910,000    372,620
    Golden Agri-Resources, Ltd........................................ 5,550,569  3,287,038
    Goodpack, Ltd.....................................................   220,000    305,042
    GP Batteries International, Ltd...................................    50,000     39,706
    GP Industries, Ltd................................................   174,000     52,990
    Great Eastern Holdings, Ltd.......................................     7,000     78,711
   #GuocoLand, Ltd....................................................   417,221    556,168
   #GuocoLeisure, Ltd.................................................   314,000    144,376
    Guthrie GTS, Ltd..................................................   194,000     89,969
   *Healthway Medical Corp., Ltd...................................... 1,575,133    103,195
    Hersing Corp., Ltd................................................    66,000     10,071
    Hiap Seng Engineering, Ltd........................................   120,000     25,885
    Hi-P International, Ltd...........................................   612,000    361,338
    Ho Bee Investment, Ltd............................................   328,000    327,081
  #*Hong Fok Corp., Ltd...............................................   394,080    149,790
    Hong Leong Asia, Ltd..............................................   189,000    258,227
    Hongkong Land Holdings, Ltd.......................................   114,000    680,356
    Hotel Grand Central, Ltd..........................................   126,971     80,365
    Hotel Properties, Ltd.............................................   254,000    453,098
    Hour Glass, Ltd...................................................    50,000     54,084
    HTL International Holdings, Ltd...................................   328,000     95,506
   *Huan Hsin Holdings, Ltd...........................................    67,000      3,390
    HupSteel, Ltd.....................................................   145,000     21,211
    Hwa Hong Corp., Ltd...............................................   280,000     84,186
   #Hyflux, Ltd.......................................................   672,000    746,760

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SINGAPORE -- (Continued)
   *Indofood Agri Resources, Ltd......................................   712,000 $  791,289
   *Informatics Education, Ltd........................................   701,000     48,723
    InnoTek, Ltd......................................................    87,000     26,729
    Jardine Cycle & Carriage, Ltd.....................................    15,838    592,584
   *Jaya Holdings, Ltd................................................   343,000    153,194
   *JES International Holdings, Ltd...................................   857,000    105,557
   *Jiutian Chemical Group, Ltd.......................................   673,000     28,320
   *Jurong Technologies Industrial Corp., Ltd.........................   213,200         --
    K1 Ventures, Ltd..................................................   749,000     80,520
    Keppel Corp., Ltd.................................................   301,200  2,695,734
    Keppel Land, Ltd..................................................   970,000  2,664,337
    Keppel Telecommunications & Transportation, Ltd...................   102,000     89,999
   *K-Green Trust, Ltd................................................    58,400     45,729
    Koh Brothers Group, Ltd...........................................   161,000     26,992
    Lafe Corp., Ltd...................................................    75,600      4,287
    LC Development, Ltd...............................................   719,400     85,200
    Lee Kim Tah Holdings, Ltd.........................................    60,000     36,072
   *Li Heng Chemical Fibre Technologies, Ltd.......................... 1,245,000    148,047
   *Lian Beng Group, Ltd..............................................   456,000    140,561
  #*LionGold Corp., Ltd...............................................   222,000    226,263
    Lum Chang Holdings, Ltd...........................................   123,000     28,974
    M1, Ltd...........................................................   150,000    304,461
   *Manhattan Resources, Ltd..........................................   178,000     90,436
    Marco Polo Marine, Ltd............................................   166,000     43,686
    Memtech International, Ltd........................................   310,000     17,647
   *Mercator Lines Singapore, Ltd.....................................    12,000      1,139
    Midas Holdings, Ltd............................................... 1,706,000    497,428
    Nam Cheong, Ltd...................................................   188,000     26,945
  #*Neptune Orient Lines, Ltd......................................... 1,312,000  1,205,426
   *Nera Telecommunications, Ltd......................................   105,000     34,032
   *Noble Group, Ltd.................................................. 2,900,000  2,487,701
    NSL, Ltd..........................................................    75,000     80,711
   *Oceanus Group, Ltd................................................ 1,478,000     66,030
    OKP Holdings, Ltd.................................................    14,000      5,778
   #Olam International, Ltd........................................... 1,959,809  2,888,829
   #Orchard Parade Holdings, Ltd......................................   285,859    485,228
    OSIM International, Ltd...........................................   243,000    237,159
   *Otto Marine, Ltd.................................................. 1,213,500     90,300
    Oversea-Chinese Banking Corp., Ltd................................ 1,036,084  7,924,264
   #Overseas Union Enterprise, Ltd....................................   595,000  1,214,580
    Pan Pacific Hotels Group, Ltd.....................................   391,500    628,737
    Pan-United Corp., Ltd.............................................   100,000     46,441
    Petra Foods, Ltd..................................................   118,000    226,791
    Popular Holdings, Ltd.............................................   429,000     79,250
    QAF, Ltd..........................................................   305,769    174,392
   #Raffles Education Corp., Ltd......................................   770,556    243,106
   #Raffles Medical Group, Ltd........................................   114,365    227,452
    Rotary Engineering, Ltd...........................................   258,000    105,098
   *S i2i, Ltd........................................................ 4,170,000     96,583
  #*Sakari Resources, Ltd.............................................   531,000    555,344
    San Teh, Ltd......................................................   140,400     33,192
   *Sapphire Corp., Ltd...............................................   460,000     46,034
    SATS, Ltd.........................................................   681,392  1,408,836
    SBS Transit, Ltd..................................................    54,000     66,795
    SC Global Developments, Ltd.......................................   259,284    201,566
    SembCorp Industries, Ltd..........................................   576,000  2,439,852
   #SembCorp Marine, Ltd..............................................   179,800    699,611
    SIA Engineering Co., Ltd..........................................    70,000    228,917
    Sim Lian Group, Ltd...............................................   137,242     65,907
   #Sinarmas Land, Ltd................................................ 1,762,000    358,469
    Singapore Airlines, Ltd...........................................   426,400  3,619,947

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SINGAPORE -- (Continued)
    Singapore Exchange, Ltd...........................................   119,000 $    636,944
    Singapore Land, Ltd...............................................   130,143      618,882
    Singapore Post, Ltd...............................................   776,216      654,531
    Singapore Press Holdings, Ltd.....................................   363,000    1,197,056
    Singapore Reinsurance Corp., Ltd..................................    55,000       10,445
    Singapore Shipping Corp., Ltd.....................................   137,000       20,008
    Singapore Technologies Engineering, Ltd...........................   182,000      481,594
   #Singapore Telecommunications, Ltd................................. 1,758,350    5,045,732
   *Sinotel Technologies, Ltd.........................................   546,250       39,465
    SMRT Corp., Ltd...................................................   366,000      478,587
    Stamford Land Corp., Ltd..........................................   665,000      290,738
    StarHub, Ltd......................................................   172,710      531,272
    Straco Corp., Ltd.................................................   150,000       22,954
   *STX OSV Holdings, Ltd.............................................   384,000      482,227
    Sunningdale Tech, Ltd............................................. 1,293,000      121,285
  #*Sunvic Chemical Holdings, Ltd.....................................   429,000      105,989
    Super Group, Ltd..................................................   263,000      422,687
   *Swiber Holdings, Ltd..............................................   665,000      310,235
    Swissco Holdings, Ltd.............................................    88,000       13,978
   #Tat Hong Holdings, Ltd............................................   394,000      311,557
   #Technics Oil & Gas, Ltd...........................................    69,000       52,361
    Thakral Corp., Ltd................................................   793,000       17,871
  #*Tiger Airways Holdings, Ltd.......................................   377,500      211,089
    Tiong Woon Corp. Holding, Ltd.....................................   258,750       53,035
   #Tuan Sing Holdings, Ltd...........................................   869,586      197,559
   #UMS Holdings, Ltd.................................................   481,000      149,842
    United Engineers, Ltd.............................................   214,652      392,005
  #*United Envirotech, Ltd............................................   255,000       65,077
    United Industrial Corp., Ltd......................................   704,000    1,496,290
    United Overseas Bank, Ltd.........................................   445,655    7,139,145
    UOB-Kay Hian Holdings, Ltd........................................   427,000      555,175
    UOL Group, Ltd....................................................   671,000    2,784,798
    Venture Corp., Ltd................................................   356,000    2,129,189
    WBL Corp., Ltd....................................................   225,676      613,798
    Wee Hur Holdings, Ltd.............................................    21,000        4,722
    Wheelock Properties, Ltd..........................................   334,347      486,643
    Wilmar International, Ltd.........................................   574,000    1,486,507
   #Wing Tai Holdings, Ltd............................................   548,124      619,613
    Xpress Holdings, Ltd..............................................   474,000       15,102
    YHI International, Ltd............................................    96,000       23,471
    Yongnam Holdings, Ltd............................................. 1,118,000      206,266
                                                                                 ------------
TOTAL SINGAPORE.......................................................            110,459,678
                                                                                 ------------
SPAIN -- (1.7%)
   #Abengoa SA........................................................    48,067      636,610
    Abertis Infraestructuras SA.......................................   115,457    1,425,093
   #Acciona SA........................................................    38,141    1,659,306
   #Acerinox SA.......................................................   120,769    1,201,740
   #ACS, Actividades de Construccion y Servicios, SA (B01FLQ6)........   100,196    1,579,624
   *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9)........     7,156      113,141
   *Adolfo Dominguez SA...............................................     2,648       11,081
    Adveo Group International SA......................................     5,347       58,485
  #*Almirall SA.......................................................    92,595      714,986
   #Amadeus IT Holding SA.............................................    50,105    1,081,906
   *Amper SA..........................................................    13,326       32,513
   #Antena 3 de Television SA.........................................    33,475      124,729
   *Azkoyen SA........................................................    14,561       24,319
   #Banco Bilbao Vizcaya Argentaria SA................................ 1,312,532    8,556,669
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..................   907,421    5,852,865
   #Banco de Sabadell SA.............................................. 3,211,825    6,116,178
   #Banco Espanol de Credito SA.......................................   122,647      321,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SPAIN -- (Continued)
   #Banco Popular Espanol SA.......................................... 1,612,452 $ 3,025,655
    Banco Santander SA................................................ 1,765,841  10,691,979
   #Banco Santander SA Sponsored ADR.................................. 2,229,277  13,286,491
   #Bankinter SA......................................................   368,333   1,187,208
   *Baron de Ley SA...................................................     2,832     138,100
   #Bolsas y Mercados Espanoles SA....................................    33,088     647,946
   #CaixaBank SA......................................................   688,492   2,249,039
  #*Caja de Ahorros del Mediterraneo SA...............................    21,176          --
    Campofrio Food Group SA...........................................    29,034     208,803
  #*Cementos Portland Valderrivas SA..................................    15,255      72,999
    Cie Automotive SA.................................................    36,670     245,816
   *Codere SA.........................................................     5,305      20,868
   #Construcciones y Auxiliar de Ferrocarriles SA.....................     3,241   1,451,976
   *Corporacion Dermoestetica SA......................................     9,264       3,421
   *Deoleo SA.........................................................   336,229     130,035
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............     4,887      30,493
   *Distribuidora Internacional de Alimentacion SA....................    97,686     482,391
   *Dogi International Fabrics SA.....................................    13,276      10,454
    Duro Felguera SA..................................................    25,977     143,029
    Ebro Foods SA.....................................................   120,380   1,888,431
    Elecnor SA........................................................     6,947      77,801
   #Enagas SA.........................................................   132,259   2,290,649
    Ence Energia y Celulosa SA........................................   263,507     549,199
   *Ercros SA.........................................................   127,395      65,698
   #Faes Farma SA.....................................................   101,841     171,401
    Ferrovial SA......................................................   294,852   3,202,856
  #*Fersa Energias Renovables SA......................................    63,001      28,998
    Fluidra SA........................................................     3,062       7,712
   #Fomento de Construcciones y Contratas SA..........................    60,565     615,545
   #Gamesa Corp Tecnologica SA........................................   239,411     360,570
    Gas Natural SDG SA................................................   220,489   2,714,873
  #*Grifols SA........................................................    73,864   2,295,843
   #Grupo Catalana Occidente SA.......................................    55,676     682,489
  #*Grupo Ezentis SA..................................................   279,228      49,078
   *Grupo Tavex SA....................................................    12,113       3,378
    Iberdrola SA...................................................... 1,773,071   6,422,128
    Iberpapel Gestion SA..............................................     4,081      65,127
   #Indra Sistemas SA.................................................   137,626   1,217,399
    Industria de Diseno Textil SA.....................................    14,898   1,533,307
   *Inmobiliaria Colonial SA..........................................     1,392       1,678
   *Jazztel P.L.C.....................................................   170,411     876,676
   *La Seda de Barcelona SA...........................................    20,931      18,291
    Laboratorios Farmaceuticos Rovi SA................................     4,530      28,977
   #Mapfre SA.........................................................   512,593     932,058
   #Mediaset Espana Comunicacion SA...................................   230,686   1,149,446
   #Melia Hotels International SA.....................................    64,073     361,812
    Miquel y Costas & Miquel SA.......................................    12,719     325,118
   *Natra SA..........................................................    10,905      10,727
   *Natraceutical SA..................................................    79,151      12,041
  #*NH Hoteles SA.....................................................   199,946     499,545
    Obrascon Huarte Lain SA...........................................    48,878     958,777
    Papeles y Cartones de Europa SA...................................    57,971     125,568
   #Pescanova SA......................................................    15,534     266,801
    Prim SA...........................................................     5,102      23,496
  #*Promotora de Informaciones SA Series A............................   321,996     140,102
    Prosegur Cia de Seguridad SA......................................    93,430     428,988
   *Quabit Inmobiliaria SA............................................    77,471       4,385
   *Realia Business SA................................................   136,722      67,791
    Red Electrica Corporacion SA......................................    71,175   2,818,237
   *Renta Corp Real Estate SA.........................................       781         767
    Repsol SA.........................................................    12,226     194,849

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
SPAIN -- (Continued)
    Repsol SA Sponsored ADR........................................... 266,253 $  4,262,711
  #*Sacyr Vallehermoso SA............................................. 179,214      285,141
   *Service Point Solutions SA........................................  97,117       15,295
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA....  56,486       45,715
    Solaria Energia y Medio Ambiente SA...............................  59,512       54,682
    Tecnicas Reunidas SA..............................................  12,520      527,308
    Telecomunicaciones y Energia SA...................................  33,041       54,382
    Telefonica SA..................................................... 264,330    2,998,372
   #Telefonica SA Sponsored ADR....................................... 229,616    2,606,142
   *Tubacex SA........................................................ 145,215      274,294
    Tubos Reunidos SA................................................. 134,016      254,867
   *Vertice Trescientos Sesenta Grados SA.............................   1,752          198
    Vidrala SA........................................................  18,455      440,072
    Viscofan SA.......................................................  35,568    1,628,948
   *Vocento SA........................................................  34,637       52,400
   *Vueling Airlines SA...............................................  15,306       81,103
   #Zardoya Otis SA (5770900).........................................  42,607      474,157
   *Zardoya Otis SA (B71CW85).........................................   2,130       23,722
  #*Zeltia SA......................................................... 121,802      184,952
                                                                               ------------
TOTAL SPAIN...........................................................          111,290,576
                                                                               ------------
SWEDEN -- (2.9%)
   #Aarhuskarlshamn AB................................................  35,873    1,166,172
    Acando AB.........................................................  79,449      160,497
  #*Active Biotech AB.................................................  19,439      140,306
    AddTech AB Series B...............................................   3,065       79,618
    AF AB Series B....................................................  43,631      832,955
    Alfa Laval AB.....................................................  52,706      911,392
  #*Alliance Oil Co., Ltd. SDR........................................  59,336      551,358
   *Angler Gaming P.L.C...............................................  15,565        5,035
   *Anoto Group AB....................................................  29,000       11,070
    AQ Group AB.......................................................   3,171       20,517
    Assa Abloy AB Series B............................................  96,250    2,909,939
    Atlas Copco AB Series A...........................................  51,700    1,157,682
    Atlas Copco AB Series B...........................................  26,200      523,247
   *Atrium Ljungberg AB Series B......................................   1,041       12,559
    Avanza Bank Holding AB............................................   9,530      182,597
   #Axfood AB.........................................................  14,804      523,904
   #Axis Communications AB............................................  20,998      537,307
    B&B Tools AB Series B.............................................  27,345      209,439
    BE Group AB.......................................................  67,268      169,623
    Beiger Electronics AB.............................................   1,035        9,094
    Beijer Alma AB....................................................   9,137      164,190
   *Betsson AB........................................................  15,565      449,605
    Bilia AB Series A.................................................  34,511      407,047
    Billerud AB....................................................... 151,798    1,351,141
    BioGaia AB Series B...............................................   7,411      192,177
   *BioInvent International AB........................................  25,470       12,615
    Biotage AB........................................................  44,000       45,238
   *Bjorn Borg AB.....................................................  20,904      107,123
    Boliden AB........................................................ 423,171    6,415,861
    Bure Equity AB.................................................... 123,011      401,487
    Byggmax Group AB..................................................  32,603      155,494
    Cantena AB........................................................     500        3,637
    Castellum AB...................................................... 144,901    1,941,204
   *CDON Group AB.....................................................  35,059      208,161
   *Cision AB.........................................................   4,601       33,408
   #Clas Ohlson AB Series B...........................................  56,986      863,118
   *Cloetta AB........................................................  14,784       34,167
    Concentric AB.....................................................  87,565      628,751
    Concordia Maritime AB Series B....................................  30,791       50,222

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SWEDEN -- (Continued)
   #Connecta AB.......................................................     3,879 $    35,628
   *CyberCom Group AB.................................................    15,805      10,907
    Duni AB...........................................................    23,699     183,500
   #Electrolux AB Series B............................................   281,906   6,376,470
   #Elekta AB Series B................................................    29,203   1,355,648
   *Enea AB...........................................................    26,784     163,248
  #*Eniro AB..........................................................   190,637     224,924
    Fabege AB.........................................................   137,986   1,193,687
    Fagerhult AB......................................................     2,628      74,503
   *Fastighets AB Balder Series B.....................................    64,093     294,409
    G & L Beijer AB Series B..........................................     6,430      97,289
    Getinge AB Series B...............................................   130,558   3,732,912
    Gunnebo AB........................................................    70,099     296,166
   #Hakon Invest AB...................................................    70,110   1,106,497
   #Haldex AB.........................................................    83,489     363,722
    Hennes & Mauritz AB Series B......................................    68,190   2,517,315
   #Hexagon AB Series B...............................................   293,854   5,595,217
   #Hexpol AB.........................................................    39,317   1,394,936
   *HIQ International AB..............................................    70,654     371,313
    Hoganas AB Series B...............................................    38,586   1,241,551
    Holmen AB Series B................................................    81,516   2,184,681
   *HQ AB.............................................................     5,418         617
    Hufvudstaden AB Series A..........................................    70,229     853,191
    Husqvarna AB Series A.............................................   103,856     524,686
    Husqvarna AB Series B.............................................   642,017   3,273,887
    Industrial & Financial Systems AB Series B........................    24,670     409,318
    Indutrade AB......................................................     5,100     137,360
    Intrum Justitia AB................................................    68,084     945,959
   #JM AB.............................................................   118,006   2,231,699
  #*KappAhl AB........................................................    37,565      31,132
    Klovern AB........................................................    91,294     327,741
    KNOW IT AB........................................................    25,707     198,698
    Kungsleden AB.....................................................   116,998     668,568
    Lagercrantz Group AB Series B.....................................    23,710     201,064
    Lammhults Design Group AB.........................................       652       2,134
   #Lindab International AB...........................................    85,769     526,663
    Loomis AB Series B................................................    99,260   1,250,114
   *Lundin Petroleum AB...............................................   207,839   4,396,882
    Meda AB Series A..................................................   340,821   3,218,486
   *Medivir AB Series B...............................................    22,445     218,628
   #Mekonomen AB......................................................     8,287     236,728
   *Micronic Mydata AB................................................   121,116     228,952
    Millicom International Cellular SA SDR............................    13,799   1,247,436
   #Modern Times Group AB Series B....................................    35,059   1,603,901
    MQ Holding AB.....................................................     1,705       5,053
    NCC AB Series A...................................................     5,086      96,176
    NCC AB Series B...................................................   123,017   2,303,399
   *Net Entertainment NE AB...........................................    12,816     144,931
  #*Net Insight AB Series B...........................................   379,646      94,776
   #New Wave Group AB Series B........................................    81,119     322,858
   #NIBE Industrier AB Series B.......................................    71,198     973,800
  #*Nobia AB..........................................................   245,927     882,987
    Nolato AB Series B................................................    26,273     268,869
    Nordea Bank AB.................................................... 1,190,734  11,087,985
    Nordnet AB Series B...............................................    96,924     273,045
    OEM International AB Series B.....................................     9,300      95,549
   *Opcon AB..........................................................     8,254       1,974
   *Orexo AB..........................................................    22,003     134,715
    Oriflame Cosmetics SA SDR.........................................    19,585     729,287
   *PA Resources AB...................................................   751,131     126,425
    Peab AB Series B..................................................   238,695   1,118,027

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SWEDEN -- (Continued)
   #Pricer AB Series B................................................   116,562 $    212,873
    ProAct IT Group AB................................................     5,666       97,243
    Proffice AB Series B..............................................    80,911      255,220
   #Ratos AB Series B.................................................   219,954    2,275,224
   *RaySearch Laboratories AB.........................................    24,042       73,155
    Readsoft AB Series B..............................................     7,000       21,602
   *Rederi AB Transatlantic...........................................    19,360       19,600
   *Rezidor Hotel Group AB............................................   113,467      381,085
   *RNB Retail & Brands AB............................................    91,304       32,816
    Rottneros AB......................................................   115,998       32,845
   #Saab AB Series B..................................................    73,968    1,234,560
    Sagax AB..........................................................       362        9,421
    Sandvik AB........................................................   121,573    1,685,699
  #*SAS AB............................................................   170,610      150,118
    Scania AB Series B................................................    69,104    1,188,071
   *Securitas AB Series B.............................................   369,531    2,999,030
   *Semcon AB.........................................................    13,446       80,590
    Sintercast AB.....................................................     2,200       15,495
    Skandinaviska Enskilda Banken AB Series A......................... 1,265,750    9,278,213
   #Skandinaviska Enskilda Banken AB Series C.........................     9,106       62,324
    Skanska AB Series B...............................................   501,564    7,561,031
    SKF AB Series A...................................................     5,419      112,570
    SKF AB Series B...................................................   102,675    2,117,614
    Skistar AB........................................................    21,229      238,627
   #SSAB AB Series A..................................................   230,411    1,887,254
    SSAB AB Series B..................................................   132,477      952,005
    Studsvik AB.......................................................     3,369       18,296
    Svenska Cellulosa AB Series A.....................................    13,369      226,660
    Svenska Cellulosa AB Series B.....................................   521,059    8,848,469
    Svenska Handelsbanken AB Series A.................................   238,451    8,268,090
   #Svenska Handelsbanken AB Series B.................................     5,730      191,778
    Sweco AB Series B.................................................    19,894      221,943
    Swedbank AB Series A..............................................   487,002    8,464,617
    Swedish Match AB..................................................    83,335    3,506,972
   *Swedish Orphan Biovitrum AB.......................................   209,536      728,649
    Systemair AB......................................................     2,542       30,065
    Tele2 AB Series B.................................................   171,464    2,833,877
    Telefonaktiebolaget LM Ericsson AB Series A.......................    30,807      285,605
    Telefonaktiebolaget LM Ericsson AB Series B.......................   682,148    6,334,311
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................   650,060    6,013,055
    TeliaSonera AB....................................................   880,424    5,818,787
   *TradeDoubler AB...................................................    58,949      129,704
   #Trelleborg AB Series B............................................   369,142    3,796,183
   #Unibet Group P.L.C. SDR...........................................    33,388      816,004
    Vitrolife AB......................................................    13,699      107,384
    Volvo AB Series A.................................................   171,557    2,119,800
    Volvo AB Series B.................................................   394,243    4,850,955
    Volvo AB Sponsored ADR............................................    70,300      864,690
    Wallenstam AB Series B............................................    71,682      767,234
    Wihlborgs Fastigheter AB..........................................    61,080      884,859
                                                                                 ------------
TOTAL SWEDEN..........................................................            192,889,452
                                                                                 ------------
SWITZERLAND -- (5.7%)
   *ABB, Ltd..........................................................   387,975    6,745,505
    ABB, Ltd. Sponsored ADR...........................................   423,671    7,350,692
    Acino Holding AG..................................................     8,319      948,987
   #Actelion, Ltd.....................................................    58,078    2,648,592
    Adecco SA.........................................................   183,329    8,036,482
    Advanced Digital Broadcast Holdings SA............................     3,871       47,177
   *AFG Arbonia-Forster Holding AG....................................    25,490      430,260
    Allreal Holding AG................................................    23,267    3,382,739

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
   #Alpiq Holding AG..................................................   2,481 $   335,306
    ALSO-Actebis Holding AG...........................................     635      27,851
    AMS AG............................................................  14,460   1,174,722
    APG SGA SA........................................................     689     123,513
    Aryzta AG......................................................... 131,283   6,516,632
    Ascom Holding AG..................................................  32,587     239,249
   *Autoneum Holding AG...............................................   4,511     203,838
   #Bachem Holdings AG................................................   5,169     188,143
    Baloise Holding AG................................................  72,445   4,780,228
    Bank Coop AG......................................................   5,516     323,318
   *Bank Sarasin & Cie AG Series B....................................  60,296   1,658,995
    Banque Cantonale de Geneve SA.....................................     912     191,536
    Banque Cantonale Vaudoise AG......................................   4,049   2,064,644
    Banque Privee Edmond de Rothschild SA.............................      10     177,486
    Barry Callebaut AG................................................   2,053   1,853,024
   *Basilea Pharmaceutica AG..........................................   9,954     501,574
   #Basler Kantonalbank AG............................................   6,542     716,831
    Belimo Holdings AG................................................     207     360,940
    Bell AG...........................................................     100     194,333
    Bellevue Group AG.................................................   9,405      92,221
    Berner Kantonalbank AG............................................   5,444   1,383,944
   #BKW AG............................................................   7,249     220,321
   *Bobst Group AG....................................................  11,539     318,497
    Bossard Holding AG................................................   3,571     422,591
    Bucher Industries AG..............................................  10,108   1,726,099
    Burckhardt Compression Holding AG.................................   3,855     984,290
    Burkhalter Holding AG.............................................      29       8,189
    Carlo Gavazzi Holding AG..........................................     209      43,673
    Centralschweizerische Kraftwerke AG...............................     239      79,647
   *Cham Paper Holding AG.............................................       5         778
   *Charles Voegele Holding AG........................................   7,735     122,600
   *Cicor Technologies................................................     911      27,410
    Cie Financiere Tradition SA.......................................   1,760      99,294
    Clariant AG....................................................... 367,958   3,883,411
    Coltene Holding AG................................................   1,862      55,264
    Compagnie Financiere Richemont SA Series A........................ 132,067   7,472,483
    Conzzeta AG.......................................................     163     295,972
    Credit Suisse Group AG............................................ 359,522   6,120,910
   #Credit Suisse Group AG Sponsored ADR.............................. 427,627   7,295,317
    Daetwyler Holding AG..............................................   8,377     608,088
   *Dottikon ES Holding AG............................................      89      18,323
   *Dufry AG..........................................................  19,800   2,410,885
   #EFG International AG..............................................  84,617     580,522
    Emmi AG...........................................................   3,126     645,656
    EMS-Chemie Holding AG.............................................   9,412   1,850,470
    Energiedienst Holding AG..........................................   8,125     383,859
    Flughafen Zuerich AG..............................................   5,965   2,151,451
    Forbo Holding AG..................................................   2,353   1,345,462
   #Galenica Holding AG...............................................   3,598   2,074,512
   *GAM Holding AG.................................................... 295,418   3,256,542
    Gategroup Holding AG..............................................  48,192   1,392,499
    Geberit AG........................................................  10,697   2,097,125
    George Fisher AG..................................................   6,735   2,333,700
    Givaudan SA.......................................................   6,351   6,172,285
    Gurit Holding AG..................................................     703     301,720
    Helvetia Holding AG...............................................   8,353   2,584,109
    Holcim, Ltd....................................................... 208,137  12,248,502
    Huber & Suhner AG.................................................  10,426     424,184
    Implenia AG.......................................................  23,474     744,332
    Inficon Holding AG................................................   2,331     454,622
    Interroll Holding AG..............................................     532     181,293

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    Intershop Holding AG..............................................   1,031 $   344,169
   #Julius Baer Group, Ltd............................................ 293,800  10,494,472
    Kaba Holding AG...................................................   3,251   1,190,393
   *Kardex AG.........................................................   5,057      93,308
    Komax Holding AG..................................................   5,953     440,399
    Kudelski SA.......................................................  50,165     415,947
    Kuehne & Nagel International AG...................................  13,624   1,548,159
   *Kuoni Reisen Holding AG Series B..................................   5,525   1,454,344
   #LEM Holding SA....................................................   2,733   1,393,628
   *Liechtensteinische Landesbank AG..................................   2,654      81,754
   *LifeWatch AG......................................................   8,512      64,774
    Lindt & Spruengli AG..............................................      29   1,037,944
  #*Logitech International SA (B18ZRK2)............................... 216,183   1,913,774
  #*Logitech International SA (H50430232).............................  26,700     233,892
    Lonza Group AG....................................................  65,993   2,976,550
    Luzerner Kantonalbank AG..........................................   3,945   1,308,700
    Metall Zug AG.....................................................     152     339,116
  #*Meyer Burger Technology AG........................................  63,663     836,998
    Micronas Semiconductor Holding AG.................................  59,268     600,851
    Mikron Holding AG.................................................  48,480     271,898
    Mobilezone Holding AG.............................................  18,218     183,751
    Mobimo Holding AG.................................................   9,483   2,188,737
   *Myriad Group AG...................................................  65,312     188,581
    Nestle SA......................................................... 587,284  36,080,512
    Nobel Biocare Holding AG..........................................  73,392     675,847
    Novartis AG.......................................................  35,249   2,069,788
   #Novartis AG ADR................................................... 669,780  39,262,504
   *OC Oerlikon Corp. AG.............................................. 249,609   2,033,905
    Orascom Development Holding AG....................................   4,588      64,173
    Orell Fuessli Holding AG..........................................     435      44,552
    Orior AG..........................................................     103       5,140
    Panalpina Welttransport Holding AG................................  18,534   1,777,776
    Partners Group Holding AG.........................................   4,415     805,399
    Phoenix Mecano AG.................................................   1,081     539,032
   *Precious Woods Holding AG.........................................   1,597       9,761
    PSP Swiss Property AG.............................................  24,449   2,195,042
    PubliGroupe SA....................................................   2,505     349,196
    Rieters Holdings AG...............................................   4,511     595,064
    Roche Holding AG Bearer...........................................   5,170     947,256
    Roche Holding AG Genusschein......................................  82,873  14,674,787
    Romande Energie Holding SA........................................     367     397,513
    Schaffner Holding AG..............................................     468      99,409
    Schindler Holding AG..............................................   5,484     642,433
    Schmolz & Bickenbach AG...........................................  61,630     263,897
    Schweiter Technologies AG.........................................   1,547     750,813
    Schweizerische National-Versicherungs-Gesellschaft AG.............  23,593     861,523
    SGS SA............................................................   1,177   2,351,283
   *Siegfried Holding AG..............................................   3,890     451,124
    Sika AG...........................................................   2,227   4,153,909
    Sonova Holding AG.................................................  13,481   1,272,618
    St. Galler Kantonalbank AG........................................   3,681   1,264,345
   #Straumann Holding AG..............................................   4,939     662,843
    Sulzer AG.........................................................  30,012   3,870,782
    Swatch Group AG (7184725).........................................  18,275   7,244,896
    Swatch Group AG (7184736).........................................  22,476   1,565,921
    Swiss Life Holding AG.............................................  42,969   4,099,261
    Swiss Re, Ltd..................................................... 309,773  19,391,348
   #Swisscom AG.......................................................   5,130   2,052,254
    Swisscom AG Sponsored ADR.........................................   5,100     203,235
    Swisslog Holding AG............................................... 426,463     396,235
    Swissquote Group Holding SA.......................................  12,057     327,696

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SWITZERLAND -- (Continued)
   #Syngenta AG ADR...................................................   121,993 $  8,300,404
    Tamedia AG........................................................     1,967      197,708
    Tecan Group AG....................................................    11,987      832,938
  #*Temenos Group AG..................................................    94,409    1,248,890
   *Tornos Holding AG.................................................    12,446       96,666
    U-Blox AG.........................................................     5,955      249,928
    UBS AG............................................................ 1,749,489   18,404,660
    UBS AG ADR........................................................    30,398      322,219
   *Valartis Group AG.................................................     9,003      149,084
    Valiant Holding AG................................................    20,946    1,819,122
    Valora Holding AG.................................................     5,538      937,296
    Vaudoise Assurances Holding SA....................................       828      230,865
    Verwaltungs und Privat-Bank AG....................................     4,164      304,818
    Vetropack Holding AG..............................................       312      558,299
  #*Von Roll Holding AG...............................................    76,208      154,156
    Vontobel Holdings AG..............................................    37,390      821,908
    Walliser Kantonalbank AG..........................................       173      154,137
    WMH Walter Meier Holding AG.......................................       675      150,517
   #Ypsomed Holdings AG...............................................     4,572      241,967
    Zehnder Group AG..................................................    14,106      836,016
   *Zueblin Immobilien Holding AG.....................................    38,248      128,773
   *Zug Estates Holding AG Class B....................................       152      202,397
    Zuger Kantonalbank AG.............................................       124      620,900
    Zurich Insurance Group AG.........................................   127,859   28,377,341
                                                                                 ------------
TOTAL SWITZERLAND.....................................................            375,531,869
                                                                                 ------------
UNITED KINGDOM -- (18.0%)
   *888 Holdings P.L.C................................................   280,757      350,479
    A.G. Barr P.L.C...................................................    85,932      578,619
    Aberdeen Asset Management P.L.C................................... 1,345,598    5,438,967
    Acal P.L.C........................................................    26,297       77,922
    Admiral Group P.L.C...............................................    65,256    1,115,409
    Aegis Group P.L.C.................................................   959,084    3,543,150
   *Afren P.L.C....................................................... 1,562,482    3,116,816
   *African Barrick Gold, Ltd.........................................    85,323      501,878
    Aga Rangemaster Group P.L.C.......................................    42,331       46,464
    Aggreko P.L.C.....................................................    94,271    3,009,003
    Air Partner P.L.C.................................................     2,004        7,533
   *Alexon Group P.L.C................................................     5,157           --
   *Alizyme P.L.C.....................................................    42,517           --
   *Allied Gold Mining P.L.C..........................................    47,466      101,462
    Alumasc Group P.L.C...............................................     8,807        8,658
    Amec P.L.C........................................................   355,451    6,202,749
    Amlin P.L.C.......................................................   788,482    4,646,428
    Anglo American P.L.C..............................................   582,539   17,263,194
    Anglo Pacific Group P.L.C.........................................    20,167       71,336
    Anglo-Eastern Plantations P.L.C...................................     8,036       93,078
    Anite P.L.C.......................................................   269,961      537,815
   *Antisoma P.L.C....................................................   130,735        3,122
    Antofagasta P.L.C.................................................   121,117    2,023,746
    ARM Holdings P.L.C................................................    12,223      105,896
   #ARM Holdings P.L.C. Sponsored ADR.................................   177,485    4,611,060
    Ashmore Group P.L.C...............................................   132,654      671,500
    Ashtead Group P.L.C...............................................   745,277    2,938,333
    Associated British Foods P.L.C....................................   254,917    5,006,516
   *Assura Group, Ltd.................................................    63,019       31,536
   #AstraZeneca P.L.C. Sponsored ADR..................................   357,002   16,711,264
    Aveva Group P.L.C.................................................    28,259      789,307
    Aviva P.L.C....................................................... 2,265,716   10,375,085
   #Aviva P.L.C. Sponsored ADR........................................    16,288      150,990
    Avon Rubber P.L.C.................................................     8,371       40,603

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
   *AZ Electronic Materials SA........................................    18,479 $    81,525
    Babcock International Group P.L.C.................................   388,234   5,212,729
    BAE Systems P.L.C................................................. 2,071,331   9,996,758
    Balfour Beatty P.L.C..............................................   999,894   4,530,290
    Barclays P.L.C....................................................   189,466     493,443
    Barclays P.L.C. Sponsored ADR..................................... 1,811,137  18,944,493
   *Barratt Developments P.L.C........................................ 1,460,817   3,017,216
    BBA Aviation P.L.C................................................   683,734   1,959,039
    Beazley P.L.C.....................................................   835,824   2,072,831
    Bellway P.L.C.....................................................   187,445   2,352,713
    Berendsen P.L.C...................................................   317,415   2,529,708
   *Berkeley Group Holdings P.L.C. (The)..............................   178,493   3,818,724
   *Betfair Group P.L.C...............................................    25,604     307,765
    BG Group P.L.C....................................................   933,234  18,370,866
   #BG Group P.L.C. Sponsored ADR.....................................   136,000   2,694,160
   #BHP Billiton P.L.C................................................    15,526     452,718
   #BHP Billiton P.L.C. ADR...........................................   163,908   9,549,280
    Bloomsbury Publishing P.L.C.......................................    58,768     123,072
    Bodycote P.L.C....................................................   376,188   1,933,679
    Booker Group P.L.C................................................   917,709   1,320,890
    Bovis Homes Group P.L.C...........................................   225,298   1,589,093
    BP P.L.C..........................................................    79,890     530,461
    BP P.L.C. Sponsored ADR........................................... 1,355,685  54,091,831
    Braemar Shipping Services P.L.C...................................    13,325      73,970
    Brammer P.L.C.....................................................    37,542     132,619
    Brewin Dolphin Holdings P.L.C.....................................   342,359     804,760
    British American Tobacco P.L.C....................................    82,257   4,369,014
    British American Tobacco P.L.C. Sponsored ADR.....................    19,800   2,098,998
    British Polythene Industries P.L.C................................    25,012     149,017
    British Sky Broadcasting Group P.L.C..............................    56,222     627,133
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...............    24,700   1,097,668
    Britvic P.L.C.....................................................   229,456   1,080,006
   #BT Group P.L.C. Sponsored ADR.....................................   140,608   4,789,108
   *BTG P.L.C.........................................................   324,010   1,895,014
    Bunzl P.L.C.......................................................   246,332   4,292,276
    Burberry Group P.L.C..............................................   177,928   3,484,515
    Bwin.Party Digital Entertainment P.L.C............................   629,018   1,010,908
    Cable & Wireless Communications P.L.C............................. 2,114,967   1,038,827
   *Cairn Energy P.L.C................................................   437,918   1,959,605
    Camellia P.L.C....................................................       198      30,342
    Cape P.L.C........................................................   138,275     641,314
    Capita P.L.C......................................................   112,002   1,245,098
    Capital & Counties Properties P.L.C...............................   218,370     716,872
   *Capital & Regional P.L.C..........................................   398,343     143,347
   *Carclo P.L.C......................................................    21,100     145,103
    Carillion P.L.C...................................................   564,873   2,231,779
    Carnival P.L.C....................................................    34,284   1,149,958
   #Carnival P.L.C. ADR...............................................   131,165   4,395,339
   *Carpetright P.L.C.................................................     7,935      72,654
    Carr's Milling Industries P.L.C...................................     2,672      37,450
    Castings P.L.C....................................................    59,187     296,965
    Catlin Group, Ltd.................................................   522,369   3,540,709
   *Centamin P.L.C....................................................   805,886     835,644
    Centaur Media P.L.C...............................................    79,311      37,354
    Centrica P.L.C.................................................... 1,095,176   5,435,899
    Charles Stanley Group P.L.C.......................................     6,583      29,169
    Charles Taylor P.L.C..............................................    11,746      30,353
    Chemring Group P.L.C..............................................   206,264     932,527
    Chesnara P.L.C....................................................   136,344     349,069
    Chime Communications P.L.C........................................    35,415     100,463
    Cineworld Group P.L.C.............................................    91,622     321,465

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
UNITED KINGDOM -- (Continued)
    Close Brothers Group P.L.C........................................   223,546 $2,605,660
    Cobham P.L.C...................................................... 1,317,473  4,789,751
   *Colt Group SA.....................................................   393,117    690,049
    Communisis P.L.C..................................................   120,651     55,392
    Compass Group P.L.C...............................................   480,340  5,152,475
    Computacenter P.L.C...............................................   146,502    813,940
    Consort Medical P.L.C.............................................    26,822    287,807
    Cookson Group P.L.C...............................................   434,124  3,734,194
    Corin Group P.L.C.................................................     3,868      3,259
    Costain Group P.L.C...............................................     9,513     30,776
    Cranswick P.L.C...................................................    62,401    835,827
    Creston P.L.C.....................................................    18,283     19,860
    Croda International P.L.C.........................................    71,595  2,633,191
    CSR P.L.C.........................................................   335,982  1,646,817
    Daily Mail & General Trust P.L.C. Series A........................   251,973  1,785,464
    Dairy Crest Group P.L.C...........................................   254,565  1,344,688
    De La Rue P.L.C...................................................   103,366  1,651,376
    Debenhams P.L.C................................................... 1,975,252  2,841,474
    Dechra Pharmaceuticals P.L.C......................................    69,913    537,127
    Development Securities P.L.C......................................   159,080    356,395
    Devro P.L.C.......................................................   210,874    984,175
    Diageo P.L.C. Sponsored ADR.......................................    62,900  6,724,010
    Dialight P.L.C....................................................    10,830    174,657
    Dignity P.L.C.....................................................    46,239    617,495
    Diploma P.L.C.....................................................   125,513    818,318
  #*Dixons Retail P.L.C............................................... 5,716,921  1,417,647
    Domino Printing Sciences P.L.C....................................   131,778  1,138,815
    Domino's Pizza Group P.L.C........................................    40,146    323,836
    Drax Group P.L.C..................................................   529,985  3,940,935
    DS Smith P.L.C.................................................... 1,393,189  3,267,528
   *DTZ Holdings P.L.C................................................     9,294         --
    Dunelm Group P.L.C................................................    28,656    250,473
   *Dyson Group P.L.C.................................................     3,999      1,019
    E2V Technologies P.L.C............................................    76,169    136,465
    easyJet P.L.C.....................................................   256,886  2,254,388
    Electrocomponents P.L.C...........................................   512,619  1,721,349
    Elementis P.L.C...................................................   667,595  2,194,644
   *EnQuest P.L.C.....................................................   922,050  1,624,434
   *Enterprise Inns P.L.C.............................................   837,939    753,917
  #*Essar Energy P.L.C................................................    64,933    116,620
    Eurasian Natural Resources Corp. P.L.C............................   215,149  1,318,414
    Euromoney Institutional Investor P.L.C............................    28,011    313,194
    Evraz P.L.C.......................................................   203,930    756,384
   *Exillon Energy P.L.C..............................................    47,787     72,408
    Experian P.L.C....................................................   257,349  3,815,979
    F&C Asset Management P.L.C........................................   735,340  1,012,690
    Fenner P.L.C......................................................   236,565  1,297,917
    Ferrexpo P.L.C....................................................   217,472    616,714
    Fiberweb P.L.C....................................................    91,681     98,979
    Fidessa Group P.L.C...............................................    28,033    614,709
    Filtrona P.L.C....................................................   208,691  1,518,013
   *Findel P.L.C...................................................... 1,199,401     56,665
    Firstgroup P.L.C..................................................   562,415  1,963,743
    Fortune Oil P.L.C.................................................   468,516     68,191
    French Connection Group P.L.C.....................................    88,909     29,738
    Fresnillo P.L.C...................................................    22,205    504,104
    Fuller Smith & Turner P.L.C. Series A.............................    42,043    474,712
    Future P.L.C......................................................   361,156     57,274
    G4S P.L.C......................................................... 1,491,084  5,792,238
    Galliford Try P.L.C...............................................   112,968  1,080,403
    Games Workshop Group P.L.C........................................     7,668     71,156

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

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
   *Gem Diamonds, Ltd.................................................   175,063 $   539,750
    Genus P.L.C.......................................................    73,549   1,473,764
    GKN P.L.C......................................................... 1,855,809   6,101,717
   #GlaxoSmithKline P.L.C. Sponsored ADR..............................   108,093   4,972,278
    Go-Ahead Group P.L.C..............................................    36,525     734,330
    Greencore Group P.L.C.............................................   658,063     778,904
    Greene King P.L.C.................................................   329,742   3,091,097
    Greggs P.L.C......................................................   146,703   1,182,144
    Guinness Peat Group P.L.C.........................................    52,296      21,338
    Halfords Group P.L.C..............................................   356,575   1,146,278
    Halma P.L.C.......................................................   250,697   1,551,063
   *Hampson Industries P.L.C..........................................    73,570         241
    Hansard Global P.L.C..............................................     3,345       6,353
   *Hardy Oil & Gas P.L.C.............................................    24,446      43,799
    Hargreaves Lansdown P.L.C.........................................    95,656     847,466
    Harvey Nash Group P.L.C...........................................    28,747      22,642
   *Havelock Europa P.L.C.............................................    13,179       1,602
    Hays P.L.C........................................................   636,117     747,310
    Headlam Group P.L.C...............................................   103,583     449,499
    Helical Bar P.L.C.................................................   197,513     609,649
   *Helphire P.L.C....................................................   295,862       4,528
    Henderson Group P.L.C............................................. 1,334,743   2,038,011
    Henry Boot P.L.C..................................................    54,419     100,464
   *Heritage Oil P.L.C................................................   201,854     389,264
    Hikma Pharmaceuticals P.L.C.......................................   174,904   1,904,715
    Hill & Smith Holdings P.L.C.......................................   104,123     492,460
    Hiscox, Ltd.......................................................   558,590   3,861,892
   *HMV Group P.L.C...................................................   382,104      20,437
    Hochschild Mining P.L.C...........................................   200,765   1,316,436
    Hogg Robinson Group P.L.C.........................................   132,868     124,341
   #Home Retail Group P.L.C........................................... 1,171,951   1,420,430
    Homeserve P.L.C...................................................   236,555     770,210
    Hornby P.L.C......................................................    20,303      27,485
    Howden Joinery Group P.L.C........................................ 1,069,330   2,306,227
    HSBC Holdings P.L.C...............................................    44,831     375,436
   #HSBC Holdings P.L.C. Sponsored ADR................................ 1,653,430  69,113,374
    Hunting P.L.C.....................................................   165,259   2,013,249
    Huntsworth P.L.C..................................................   250,994     176,511
    Hyder Consulting P.L.C............................................    18,151     110,727
    ICAP P.L.C........................................................   696,265   3,466,182
    IG Group Holdings P.L.C...........................................   248,483   1,745,517
   *Imagination Technologies Group P.L.C..............................   107,118     838,822
    IMI P.L.C.........................................................   291,635   3,746,162
    Imperial Tobacco Group P.L.C......................................   308,273  11,962,383
    Imperial Tobacco Group P.L.C. ADR.................................    18,000   1,400,400
    Inchcape P.L.C....................................................   644,319   3,791,560
    Informa P.L.C.....................................................   810,656   4,691,279
    Inmarsat P.L.C....................................................   464,083   3,568,553
   *Innovation Group P.L.C............................................ 1,143,991     327,028
    InterContinental Hotels Group P.L.C...............................     7,196     177,781
    InterContinental Hotels Group P.L.C. ADR..........................    90,798   2,242,711
   *International Consolidated Airlines Group SA (B5282K0)............   282,178     704,820
   *International Consolidated Airlines Group SA (B5M6XQ7)............ 1,497,106   3,743,915
   *International Consolidated Airlines Group SA Sponsored ADR........    12,200     151,280
   *International Ferro Metals, Ltd...................................    20,587       4,346
    Interserve P.L.C..................................................   223,657   1,137,911
    Intertek Group P.L.C..............................................    68,963   2,947,882
    Invensys P.L.C....................................................   846,203   3,185,215
    Investec P.L.C....................................................   812,468   4,787,149
   *IP Group P.L.C....................................................   295,100     652,474
    ITE Group P.L.C...................................................    75,045     224,515

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
UNITED KINGDOM -- (Continued)
    ITV P.L.C.........................................................  3,143,342 $ 3,709,132
    James Fisher & Sons P.L.C.........................................     63,134     599,476
    Jardine Lloyd Thompson Group P.L.C................................     67,190     770,943
    JD Sports Fashion P.L.C...........................................     16,604     178,750
    JD Wetherspoon P.L.C..............................................    166,449   1,207,347
   *JJB Sports P.L.C..................................................     30,495       2,815
   *JKX Oil & Gas P.L.C...............................................    132,334     180,950
    John Menzies P.L.C................................................     33,322     326,927
    John Wood Group P.L.C.............................................    450,653   5,480,406
    Johnson Matthey P.L.C.............................................    140,378   4,785,514
   *Johnston Press P.L.C..............................................  1,456,828     113,991
    Jupiter Fund Management P.L.C.....................................    218,698     742,017
    Kazakhmys P.L.C...................................................    191,576   2,104,881
    KCOM Group P.L.C..................................................    346,054     423,795
    Keller Group P.L.C................................................     71,528     521,410
    Kesa Electricals P.L.C............................................    659,944     441,324
    Kier Group P.L.C..................................................     48,649     965,953
    Kingfisher P.L.C..................................................  2,252,411   9,394,076
   *Kofax P.L.C.......................................................     73,881     321,550
    Ladbrokes P.L.C...................................................    645,888   1,554,503
    Laird P.L.C.......................................................    445,356   1,511,534
    Lamprell P.L.C....................................................    233,800     288,662
    Lancashire Holdings, Ltd..........................................    231,813   2,838,382
    Latchways P.L.C...................................................      2,464      37,842
    Laura Ashley Holdings P.L.C.......................................    224,765      73,960
    Lavendon Group P.L.C..............................................    159,177     292,516
    Legal & General Group P.L.C.......................................  6,293,969  12,528,309
   *Liontrust Asset Management P.L.C..................................      4,633       6,980
   *Lloyds Banking Group P.L.C........................................ 23,313,762  11,057,614
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................    683,962   1,292,688
    Logica P.L.C......................................................  1,609,012   2,632,089
    London Stock Exchange Group P.L.C.................................    208,612   3,161,712
   #Lonmin P.L.C......................................................    137,478   1,497,644
    Lookers P.L.C.....................................................    265,138     271,079
    Low & Bonar P.L.C.................................................    125,487     117,679
    LSL Property Services P.L.C.......................................     14,831      51,140
    M.J. Gleeson Group P.L.C..........................................     16,223      30,181
   *Man Group P.L.C...................................................  2,013,466   2,508,136
    Management Consulting Group P.L.C.................................    265,588      99,743
   *Manganese Bronze Holdings P.L.C...................................      3,904       1,765
    Marks & Spencer Group P.L.C.......................................  1,202,621   6,274,653
    Marshalls P.L.C...................................................     93,944     120,593
    Marston's P.L.C...................................................  1,086,658   1,893,010
   *McBride P.L.C.....................................................    279,529     525,725
    Mears Group P.L.C.................................................     66,528     280,560
    Mecom Group P.L.C.................................................     73,971      79,833
    Meggitt P.L.C.....................................................    883,093   5,292,942
   #Melrose P.L.C.....................................................    500,491   1,726,591
    Melrose Resources P.L.C...........................................     79,059     146,278
    Michael Page International P.L.C..................................    118,944     682,185
    Micro Focus International P.L.C...................................     81,796     686,482
    Millennium & Copthorne Hotels P.L.C...............................    247,684   1,855,680
   *Mitchells & Butlers P.L.C.........................................    356,120   1,452,299
    Mitie Group P.L.C.................................................    473,292   2,009,117
    Mondi P.L.C.......................................................    534,884   4,550,544
    Moneysupermarket.com Group P.L.C..................................    318,090     706,966
    Morgan Crucible Co. P.L.C.........................................    344,139   1,359,735
    Morgan Sindall Group P.L.C........................................     50,396     529,003
    Mothercare P.L.C..................................................    108,443     336,667
   *Mouchel Group P.L.C...............................................        390          14
   *MWB Group Holdings P.L.C..........................................     22,990       1,038

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C...............................................   255,560 $ 1,051,598
    National Express Group P.L.C......................................   553,535   1,826,211
    National Grid P.L.C...............................................    13,964     144,845
    National Grid P.L.C. Sponsored ADR................................   106,702   5,537,834
    NCC Group P.L.C...................................................     9,509     124,705
   *New World Resources P.L.C. Series A...............................    43,035     198,225
    Next P.L.C........................................................    66,743   3,360,601
   *Northgate P.L.C...................................................   123,586     383,734
    Novae Group P.L.C.................................................    78,110     443,332
  #*Ocado Group P.L.C.................................................   180,818     214,030
    Old Mutual P.L.C.................................................. 4,171,445  10,268,341
   *Optos P.L.C.......................................................     7,263      19,314
   *Oxford Biomedica P.L.C............................................   264,084       9,133
    Oxford Instruments P.L.C..........................................    28,021     549,756
    Pace P.L.C........................................................   348,161     824,669
    PayPoint P.L.C....................................................    16,317     178,610
   #Pearson P.L.C. Sponsored ADR......................................   607,283  11,404,775
   *Pendragon P.L.C...................................................   451,753     108,012
    Pennon Group P.L.C................................................   283,245   3,406,704
    Persimmon P.L.C...................................................   441,372   4,247,595
   *Petra Diamonds, Ltd...............................................    85,118     160,077
    Petrofac, Ltd.....................................................    52,611   1,223,809
    Petropavlovsk P.L.C...............................................   196,034   1,323,635
    Phoenix Group Holdings P.L.C......................................    11,910      90,528
    Phoenix IT Group, Ltd.............................................    33,310      90,230
    Photo-Me International P.L.C......................................   823,881     475,554
   *Pinnacle Staffing Group P.L.C.....................................    15,255          --
    Premier Farnell P.L.C.............................................   242,639     674,575
  #*Premier Foods P.L.C...............................................   356,649     401,251
   *Premier Oil P.L.C.................................................   678,853   4,090,469
    Provident Financial P.L.C.........................................    80,582   1,622,099
    Prudential P.L.C..................................................   209,984   2,498,759
   #Prudential P.L.C. ADR.............................................   643,011  15,290,802
    Psion P.L.C.......................................................    94,664     129,242
   *Puma Brandenburg, Ltd. Class A....................................    90,186       7,042
   *Puma Brandenburg, Ltd. Class B....................................    90,186       2,934
   *Punch Taverns P.L.C...............................................   883,786      83,014
   *PV Crystalox Solar P.L.C..........................................   245,375      27,697
   #PZ Cussons P.L.C..................................................   198,654     953,962
    Qinetiq Group P.L.C...............................................   949,086   2,486,207
   *Quintain Estates & Development P.L.C..............................   450,314     350,875
    R.E.A. Holdings P.L.C.............................................    11,361      96,371
    Randgold Resources, Ltd...........................................    12,728   1,144,055
    Rathbone Brothers P.L.C...........................................       166       3,352
   *Raven Russia, Ltd.................................................    17,655      16,983
    Reckitt Benckiser Group P.L.C.....................................    58,545   3,212,799
   *Redrow P.L.C......................................................   447,654     874,844
    Reed Elsevier P.L.C...............................................     7,445      62,668
   #Reed Elsevier P.L.C. ADR..........................................    42,827   1,442,842
    Regus P.L.C.......................................................   971,140   1,391,195
    Renishaw P.L.C....................................................    28,314     668,509
   *Renovo Group P.L.C................................................   132,895      36,964
    Rentokil Initial P.L.C............................................ 1,593,900   1,794,223
    Resolution, Ltd................................................... 1,870,329   6,022,290
    Restaurant Group P.L.C............................................   257,314   1,313,210
    Rexam P.L.C....................................................... 1,151,457   7,826,001
    Ricardo P.L.C.....................................................    27,069     148,666
    Rightmove P.L.C...................................................    50,690   1,183,089
    Rio Tinto P.L.C...................................................   113,242   5,214,975
   #Rio Tinto P.L.C. Sponsored ADR....................................   307,543  14,211,562
    RM P.L.C..........................................................    31,960      37,649

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
UNITED KINGDOM -- (Continued)
    Robert Walters P.L.C..............................................    96,470 $   283,027
   *Rolls-Royce Holdings P.L.C........................................   906,583  12,050,873
    Rotork P.L.C......................................................    40,291   1,390,808
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................   387,536   2,631,369
   #Royal Dutch Shell P.L.C. ADR...................................... 1,373,144  96,889,041
    Royal Dutch Shell P.L.C. Series A.................................     5,541     188,298
    Royal Dutch Shell P.L.C. Series B.................................   109,362   3,847,084
    RPC Group P.L.C...................................................   225,873   1,450,151
    RPS Group P.L.C...................................................   361,720   1,368,725
    RSA Insurance Group P.L.C......................................... 5,140,829   8,748,811
    S&U P.L.C.........................................................     2,614      34,812
    SABmiller P.L.C...................................................   323,061  13,929,481
    Safestore Holdings P.L.C..........................................   137,474     217,398
    Sage Group P.L.C.................................................. 1,484,808   6,676,971
    Sainsbury (J.) P.L.C.............................................. 1,065,656   5,389,470
   *Salamander Energy P.L.C...........................................   267,888     786,632
    Savills P.L.C.....................................................   181,675   1,049,419
    Schroders P.L.C...................................................   137,250   2,755,363
    Schroders P.L.C. Non-Voting.......................................    56,504     931,537
    SDL P.L.C.........................................................   135,257   1,450,603
    Senior P.L.C......................................................   508,720   1,532,130
    Serco Group P.L.C.................................................   181,894   1,639,266
    Severfield-Rowen P.L.C............................................   122,164     289,760
    Severn Trent P.L.C................................................   112,737   3,045,092
    Shanks Group P.L.C................................................   541,844     664,836
    Shire P.L.C.......................................................     2,251      64,930
    Shire P.L.C. ADR..................................................    26,921   2,320,052
    SIG P.L.C.........................................................   936,317   1,375,740
   *SkyePharma P.L.C. Sponsored ADR...................................        80         123
    Smith & Nephew P.L.C..............................................     7,085      72,515
    Smith & Nephew P.L.C. Sponsored ADR...............................    42,588   2,172,414
    Smiths Group P.L.C................................................   141,203   2,355,453
    Smiths News P.L.C.................................................   155,354     278,830
   *SOCO International P.L.C..........................................   278,216   1,418,100
  #*Southern Cross Healthcare Group P.L.C.............................   120,532          --
    Spectris P.L.C....................................................   120,332   2,909,651
    Speedy Hire P.L.C.................................................   203,211      76,103
    Spirax-Sarco Engineering P.L.C....................................    57,560   1,768,143
    Spirent Communications P.L.C...................................... 2,169,181   5,603,749
   #Spirent Communications P.L.C. Sponsored ADR.......................    25,100     259,873
    Spirit Pub Co. P.L.C..............................................   889,239     718,318
   *Sportech P.L.C....................................................    87,812      83,226
    Sportingbet P.L.C.................................................    39,753      20,817
   *Sports Direct International P.L.C.................................   145,139     654,673
    SSE P.L.C.........................................................   444,910   9,138,230
    St. Ives Group P.L.C..............................................    57,893      65,279
    St. James's Place P.L.C...........................................   252,119   1,354,508
    St. Modwen Properties P.L.C.......................................   144,139     399,829
    Stagecoach Group P.L.C............................................   372,473   1,645,424
    Standard Chartered P.L.C.......................................... 1,125,564  25,766,417
    Standard Life P.L.C............................................... 2,521,684   9,534,215
    Sthree P.L.C......................................................    69,781     314,886
   *STV Group P.L.C...................................................    56,141      78,169
   *SuperGroup P.L.C..................................................     3,687      24,105
    Synergy Health P.L.C..............................................    72,453   1,023,663
    T. Clarke P.L.C...................................................    26,802      19,721
    TalkTalk Telecom Group P.L.C......................................   477,781   1,298,429
  #*Talvivaara Mining Co. P.L.C.......................................    96,626     226,253
    Tate & Lyle P.L.C.................................................   407,706   4,211,491
    Taylor Wimpey P.L.C............................................... 4,914,846   3,391,714
    Ted Baker P.L.C...................................................    12,672     175,719

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
UNITED KINGDOM -- (Continued)
   *Telecity Group P.L.C..............................................   150,602 $    2,020,728
    Telecom Plus P.L.C................................................    23,457        293,784
    Tesco P.L.C....................................................... 2,348,104     11,691,130
    Thomas Cook Group P.L.C........................................... 1,145,706        299,965
    Thorntons P.L.C...................................................    37,958         13,378
    Timeweave P.L.C...................................................    20,199          6,504
    Topps Tiles P.L.C.................................................    36,015         24,807
    Travis Perkins P.L.C..............................................   348,291      5,489,140
    Tribal Group P.L.C................................................    44,362         58,108
    Trifast P.L.C.....................................................    29,862         18,921
   *Trinity Mirror P.L.C..............................................   506,862        210,379
    TT electronics P.L.C..............................................   251,972        583,692
    TUI Travel P.L.C..................................................   686,163      1,959,545
    Tullett Prebon P.L.C..............................................   391,143      1,669,186
    Tullow Oil P.L.C..................................................   144,186      2,902,127
    UBM P.L.C.........................................................   251,519      2,520,533
   *UK Coal P.L.C.....................................................   169,160         22,241
    UK Mail Group P.L.C...............................................    12,676         45,504
    Ultra Electronics Holdings P.L.C..................................    47,518      1,091,526
    Unilever P.L.C....................................................    17,957        643,870
    Unilever P.L.C. Sponsored ADR.....................................   120,000      4,297,200
    Unite Group P.L.C.................................................   227,827        755,283
    United Utilities Group P.L.C......................................   275,852      2,949,971
   #United Utilities Group P.L.C. ADR.................................    10,818        231,830
    UTV Media P.L.C...................................................   119,515        252,606
   *Vectura Group P.L.C...............................................   420,574        454,361
   *Vedanta Resources P.L.C...........................................   188,717      2,870,483
   *Veripos, Inc......................................................    21,707         41,776
   *Vernalis P.L.C....................................................    11,473          4,059
    Victrex P.L.C.....................................................    40,288        799,635
    Vislink P.L.C.....................................................    11,896          5,139
    Vitec Group P.L.C. (The)..........................................    22,412        219,280
    Vodafone Group P.L.C..............................................   806,505      2,308,150
    Vodafone Group P.L.C. Sponsored ADR............................... 2,205,879     63,419,021
    Volex P.L.C.......................................................    18,246         66,746
    Vp P.L.C..........................................................    11,576         56,223
   *Wagon P.L.C.......................................................    17,912             --
    Weir Group P.L.C. (The)...........................................   136,924      3,536,116
    WH Smith P.LC.....................................................   163,163      1,406,352
    Whitbread P.L.C...................................................   194,684      6,503,824
    William Hill P.L.C................................................   952,874      4,683,261
    William Morrison Supermarkets P.L.C............................... 1,783,959      7,745,415
    Wilmington Group P.L.C............................................   141,363        215,393
   *Wincanton P.L.C...................................................    64,071         40,134
   *Wolfson Microelectronics P.L.C....................................   193,734        612,132
    Wolseley P.L.C....................................................   295,066     10,612,433
   #Wolseley P.L.C. ADR...............................................    62,362        223,256
    WPP P.L.C.........................................................    18,201        230,136
   #WPP P.L.C. Sponsored ADR..........................................   134,635      8,558,747
    WS Atkins P.L.C...................................................    90,312      1,045,151
    WSP Group P.L.C...................................................    82,843        563,699
    Xaar P.L.C........................................................    24,829         90,910
   *Xchanging P.L.C...................................................   363,238        551,521
    XP Power, Ltd.....................................................     3,794         65,399
    Xstrata P.L.C.....................................................   827,448     10,934,499
  #*Yell Group P.L.C.................................................. 3,343,027         67,939
    Yule Catto & Co. P.L.C............................................   275,798        605,286
                                                                                 --------------
TOTAL UNITED KINGDOM..................................................            1,182,233,206
                                                                                 --------------
UNITED STATES -- (0.0%)
   *Johnson & Johnson.................................................         1             49

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
UNITED STATES -- (Continued)
  #*Molycorp, Inc.....................................................     9,135 $      159,127
   *Swisher Hygiene, Inc..............................................     5,978         12,016
                                                                                 --------------
TOTAL UNITED STATES...................................................                  171,192
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            5,740,633,787
                                                                                 --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE......................................    55,763      2,869,366
                                                                                 --------------
SWEDEN -- (0.0%)
    Klovern AB........................................................     2,282         48,157
                                                                                 --------------
TOTAL PREFERRED STOCKS................................................                2,917,523
                                                                                 --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights...................    22,005             --
   *Navigator Resources, Ltd. Rights 08/07/12......................... 2,129,263          2,238
   *Resource & Investment NL Warrants 05/31/13........................    13,051          1,954
                                                                                 --------------
TOTAL AUSTRALIA.......................................................                    4,192
                                                                                 --------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................................    57,113             70
   *Deceuninck NV STRIP VVPR..........................................    18,136             22
   *Elia System Operator SA STRIP VVPR................................     2,262            284
  #*Nyrstar NV STRIP VVPR.............................................    67,312            166
   *Realdolmen STRIP VVPR.............................................        24             --
   *Tessenderlo Chemie NV STRIP VVPR..................................     4,983            730
                                                                                 --------------
TOTAL BELGIUM.........................................................                    1,272
                                                                                 --------------
CANADA -- (0.0%)
  #*Duluth Metals, Ltd. Warrants 01/18/13.............................     1,286            577
                                                                                 --------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................    87,921          4,760
                                                                                 --------------
GREECE -- (0.0%)
   *Cyprus Popular Bank PCL Rights 06/29/12........................... 1,020,368             --
   *Teletypos S.A. Mega Channel Rights 08/06/12.......................    10,729             13
                                                                                 --------------
TOTAL GREECE..........................................................                       13
                                                                                 --------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16..................   573,678          2,515
   *Cheuk Nang Holdings, Ltd. Warrants 04/20/13.......................     3,790            469
                                                                                 --------------
TOTAL HONG KONG.......................................................                    2,984
                                                                                 --------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12.............................    76,968             --
                                                                                 --------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12........................   235,046         23,397
                                                                                 --------------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12......................................   522,391            262
                                                                                 --------------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15.............................   384,252         48,325
                                                                                 --------------
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12................................ 1,765,591        323,687
  #*Gamesa Corporacion Tecnologica SA Rights 07/24/12.................   239,411          9,426
   *La Seda de Barcelona SA Rights 06/29/12...........................    20,931            258

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
SPAIN -- (Continued)
  #*Pescanova SA Rights 07/26/12......................................      15,534 $          191
                                                                                   --------------
TOTAL SPAIN...........................................................                    333,562
                                                                                   --------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12............................     359,522          3,682
                                                                                   --------------
UNITED KINGDOM -- (0.1%)
   *Melrose P.L.C. FPR 07/31/12.......................................   1,000,982      3,462,051
                                                                                   --------------
TOTAL RIGHTS/WARRANTS.................................................                  3,885,077
                                                                                   --------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                            (000)          VALUE+
                                                                           -------         ------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@DFA Short Term Investment Fund.................................... 819,000,000    819,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $100,966) to be repurchased at $98,987.......         $99         98,986
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                819,098,986
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,312,029,123)^^............................................             $6,566,535,373
                                                                                   ==============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------------
                                                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                                       -------------- -------------- ------- --------------
Common Stocks
  Australia........................................................... $   22,293,307 $  392,683,529   --    $  414,976,836
  Austria.............................................................         75,306     27,646,258   --        27,721,564
  Belgium.............................................................      9,195,125     49,108,797   --        58,303,922
  Canada..............................................................    639,222,471        141,420   --       639,363,891
  China...............................................................             --        237,474   --           237,474
  Denmark.............................................................      3,951,761     52,563,320   --        56,515,081
  Finland.............................................................      2,205,837     77,033,208   --        79,239,045
  France..............................................................     70,138,083    333,075,371   --       403,213,454
  Germany.............................................................     53,936,462    284,787,229   --       338,723,691
  Greece..............................................................      1,341,805     13,758,851   --        15,100,656
  Hong Kong...........................................................        124,353    136,970,313   --       137,094,666
  Ireland.............................................................      9,442,856     23,686,180   --        33,129,036
  Israel..............................................................     13,067,111     22,464,354   --        35,531,465
  Italy...............................................................     14,429,911    102,092,233   --       116,522,144
  Japan...............................................................     80,103,865  1,080,242,087   --     1,160,345,952
  Netherlands.........................................................     25,714,600    123,420,660   --       149,135,260
  New Zealand.........................................................        130,668     15,338,438   --        15,469,106
  Norway..............................................................      8,463,562     62,379,992   --        70,843,554
  Portugal............................................................        163,485     16,427,532   --        16,591,017
  Singapore...........................................................             --    110,459,678   --       110,459,678
  Spain...............................................................     26,008,209     85,282,367   --       111,290,576
  Sweden..............................................................      6,877,745    186,011,707   --       192,889,452
  Switzerland.........................................................     62,968,263    312,563,606   --       375,531,869
  United Kingdom......................................................    433,921,673    748,311,533   --     1,182,233,206
  United States.......................................................        171,192             --   --           171,192
Preferred Stocks
  Germany.............................................................             --      2,869,366   --         2,869,366
  Sweden..............................................................             --         48,157   --            48,157
Rights/Warrants
  Australia...........................................................             --          4,192   --             4,192
  Belgium.............................................................             --          1,272   --             1,272
  Canada..............................................................             --            577   --               577
  France..............................................................             --          4,760   --             4,760
  Greece..............................................................             --             13   --                13
  Hong Kong...........................................................             --          2,984   --             2,984
  Italy...............................................................             --             --   --                --
  Norway..............................................................             --         23,397   --            23,397
  Portugal............................................................             --            262   --               262
  Singapore...........................................................             --         48,325   --            48,325
  Spain...............................................................             --        333,562   --           333,562
  Switzerland.........................................................             --          3,682   --             3,682
  United Kingdom......................................................             --      3,462,051   --         3,462,051
Securities Lending Collateral.........................................             --    819,098,986   --       819,098,986
                                                                       -------------- --------------   --    --------------
TOTAL................................................................. $1,483,947,650 $5,082,587,723   --    $6,566,535,373
                                                                       ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                             VALUE+
                                                                             ------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company..................................... $1,805,127,490
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company.....................................  1,373,200,034
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company.....................................  1,223,614,472
Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company.....................................    675,887,396
Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company.....................................    662,040,635
                                                                         --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $6,111,871,281)............................................  5,739,870,027
                                                                         --------------
     TOTAL INVESTMENTS - (100.0%) (Cost $6,111,871,281)^^............... $5,739,870,027
                                                                         ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                          LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                                       -------------- ------- ------- --------------
Affiliated Investment Companies....................................... $5,739,870,027   --      --    $5,739,870,027
                                                                       --------------   --      --    --------------
TOTAL................................................................. $5,739,870,027   --      --    $5,739,870,027
                                                                       ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                            VALUE+
                                                                            ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company..................................... $280,506,624
                                                                         ------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $345,013,199)^^............................................ $280,506,624
                                                                         ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                            VALUE+
                                                                            ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company..................................... $214,691,660
                                                                         ------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $222,510,894)^^............................................ $214,691,660
                                                                         ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                           VALUE+
                                                                           ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company..................................... $27,777,198
                                                                         -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $24,189,439)^^............................................. $27,777,198
                                                                         ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                            VALUE+
                                                                            ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company..................................... $104,452,669
                                                                         ------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $121,055,513)^^............................................ $104,452,669
                                                                         ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES      VALUE++
                                                                           ------      -------
COMMON STOCKS -- (89.9%)
AUSTRALIA -- (25.1%)
    Abacus Property Group.............................................  1,627,531 $  3,380,889
   #Ale Property Group................................................    617,193    1,354,636
    Ardent Leisure Group..............................................  1,787,048    2,471,941
    Aspen Group.......................................................  3,482,615    1,336,377
    Astro Japan Property Group........................................      8,665       25,416
    Australian Education Trust........................................    401,166      443,750
   *BGP Holdings (Private)............................................ 38,018,670           --
    BWP Trust.........................................................  2,241,179    4,642,482
   #Carindale Property Trust NL.......................................     86,123      457,009
    Centro Retail Australia, Ltd......................................    860,310    1,849,727
    CFS Retail Property Trust.........................................  9,970,147   20,692,655
   #Challenger Diversified Property Group.............................  2,569,734    1,497,645
   #Charter Hall Group................................................  1,214,930    3,263,961
   *Charter Hall Office...............................................  2,059,687      194,806
    Charter Hall Retail REIT..........................................  1,576,658    5,714,915
   #Commonwealth Property Office Fund................................. 12,542,262   14,079,705
    Cromwell Property Group...........................................  1,863,479    1,399,740
    Dexus Property Group.............................................. 25,577,769   26,502,576
    Goodman Group.....................................................  8,137,159   32,002,931
    GPT Group.........................................................  9,010,486   32,416,337
    Growthpoint Properties Australia NL...............................     63,292      137,625
   *Ingenia Communities Group.........................................    534,291      131,280
    Investa Office Fund...............................................  3,211,754    9,784,243
   *Mirvac Industrial Trust...........................................    826,524       95,273
   *Prime Retirement & Aged Care Property Trust.......................    116,309           --
   *Real Estate Capital Partners USA Property Trust...................     25,448       15,140
   *Rubicon Europe Trust Group (RET)..................................    505,643           --
    Stockland Trust Group............................................. 11,923,196   41,779,483
    Trafalgar Corporate Group, Ltd....................................     43,870       27,883
   *Trinity Group.....................................................    500,397      141,794
   *Villa World, Ltd..................................................     73,180       58,746
    Westfield Group................................................... 10,977,288  114,822,026
    Westfield Retail Trust............................................ 15,297,466   48,876,871
                                                                                  ------------
TOTAL AUSTRALIA.......................................................             369,597,862
                                                                                  ------------
BELGIUM -- (1.3%)
   #Aedifica NV.......................................................     24,125    1,479,449
    Befimmo SCA.......................................................     70,453    4,206,043
    Cofinimmo SA......................................................     78,018    8,453,122
    Intervest Offices & Warehouses NV.................................     33,593      817,607
    Leasinvest Real Estate SCA........................................      6,024      493,342
    Retail Estates NV.................................................      8,065      500,869
    Warehouses De Pauw SCA............................................     59,623    3,003,841
    Wereldhave Belgium NV.............................................      8,002      779,900
                                                                                  ------------
TOTAL BELGIUM.........................................................              19,734,173
                                                                                  ------------
CANADA -- (7.1%)
   #Allied Properties REIT............................................    115,444    3,453,478
   #Artis REIT........................................................    223,418    3,762,806
   #Boardwalk REIT....................................................    116,725    7,449,170
   #Calloway REIT.....................................................    267,854    7,892,592
   #Canadian Apartment Properties REIT................................    211,082    5,175,755
   #Canadian REIT.....................................................    167,393    7,033,894
   #Chartwell Seniors Housing REIT....................................    660,637    6,613,946
   #Cominar REIT......................................................    204,882    5,023,731
   #Crombie REIT......................................................    134,280    2,012,493
   #Dundee REIT.......................................................    185,263    7,099,424
  #*Extendicare, Inc..................................................    254,631    1,947,469

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              SHARES      VALUE++
                                                                              ------      -------
CANADA -- (Continued)
   #H&R REIT.............................................................    633,619 $ 15,795,458
    Huntingdon Capital Corp..............................................     22,638      274,496
  #*InnVest REIT.........................................................    298,543    1,542,058
   #InterRent REIT.......................................................     13,900       71,243
   *Lanesborough REIT....................................................     14,600        9,463
   #Morguard REIT........................................................    120,320    2,177,602
   #Northern Property REIT...............................................     65,800    2,180,976
   #NorthWest Healthcare Properties REIT.................................     52,000      695,338
   #Primaris Retail REIT.................................................    189,557    4,538,329
   #Retrocom Mid-Market REIT.............................................    127,516      714,603
   #RioCan REIT..........................................................    695,788   19,870,737
                                                                                     ------------
TOTAL CANADA.............................................................             105,335,061
                                                                                     ------------
CHINA -- (0.1%)
    RREEF China Commercial Trust.........................................  1,392,000       44,876
   #Yuexiu REIT..........................................................  3,373,000    1,572,341
                                                                                     ------------
TOTAL CHINA..............................................................               1,617,217
                                                                                     ------------
FRANCE -- (10.5%)
   #Acanthe Developpement SA.............................................    167,536      104,805
    Affine SA............................................................     29,904      416,943
    ANF Immobilier SA....................................................     48,053    2,014,661
    Cegereal SA..........................................................     15,513      305,037
    Fonciere des Regions SA..............................................    163,879   11,827,081
    Gecina SA............................................................    119,620   10,950,493
   #ICADE SA.............................................................    121,792    9,313,850
    Klepierre SA.........................................................    601,899   19,576,941
    Mercialys SA.........................................................    172,661    3,404,397
    Societe de la Tour Eiffel SA.........................................     31,136    1,671,882
    Societe Immobiliere de Location pour l'Industrie et le Commerce SA...     59,608    5,853,061
    Unibail-Rodamco SE...................................................    469,353   89,996,898
                                                                                     ------------
TOTAL FRANCE.............................................................             155,436,049
                                                                                     ------------
GERMANY -- (0.3%)
    Alstria Office REIT AG...............................................    284,101    3,162,868
    Hamborner REIT AG....................................................    158,807    1,336,352
                                                                                     ------------
TOTAL GERMANY............................................................               4,499,220
                                                                                     ------------
GREECE -- (0.0%)
    Eurobank Properties Real Estate Investment Co. S.A...................     57,967      291,946
                                                                                     ------------
HONG KONG -- (4.3%)
   #Champion REIT........................................................ 13,090,012    5,737,815
    Link REIT (The)...................................................... 12,082,583   52,934,691
    Prosperity REIT......................................................  5,484,000    1,389,992
    Regal REIT...........................................................  4,773,000    1,152,471
    Sunlight REIT........................................................  5,590,000    2,057,342
                                                                                     ------------
TOTAL HONG KONG..........................................................              63,272,311
                                                                                     ------------
ISRAEL -- (0.0%)
    Reit 1, Ltd..........................................................    375,897      638,357
                                                                                     ------------
ITALY -- (0.2%)
    Beni Stabili SpA.....................................................  4,515,027    2,060,329
    Immobiliare Grande Distribuzione SpA.................................    738,559      698,385
                                                                                     ------------
TOTAL ITALY..............................................................               2,758,714
                                                                                     ------------
JAPAN -- (14.4%)
   #Advance Residence Investment Corp....................................      5,932   11,580,915
   #Daiwa Office Investment Corp.........................................      1,332    3,602,947

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
JAPAN -- (Continued)
    Daiwahouse Residential Investment Corp............................       708 $  4,947,332
   #Frontier Real Estate Investment Corp..............................       947    7,723,938
    Fukuoka REIT Corp.................................................       546    3,852,281
    Global One Real Estate Investment Co., Ltd........................       476    2,991,862
    Hankyu REIT, Inc..................................................       411    1,862,950
   #Heiwa Real Estate REIT, Inc.......................................     2,606    1,555,438
    Ichigo Real Estate Investment Corp................................     2,238    1,079,443
   #Industrial & Infrastructure Fund Investment Corp..................       499    3,267,161
    Invincible Investment Corp........................................     1,903      148,790
    Japan Excellent, Inc..............................................       888    4,362,526
    Japan Hotel REIT Investment Corp..................................     7,240    1,930,753
   #Japan Logistics Fund, Inc.........................................       764    6,740,758
   #Japan Prime Realty Investment Corp................................     3,661    9,513,983
    Japan Real Estate Investment Corp.................................     2,879   27,170,091
    Japan Rental Housing Investments, Inc.............................     4,051    2,014,142
   #Japan Retail Fund Investment Corp.................................    10,085   16,867,087
    Kenedix Realty Investment Corp....................................     1,503    4,814,894
    MID REIT, Inc.....................................................       903    2,215,102
   #Mori Hills REIT Investment Corp...................................       958    4,034,160
    MORI TRUST Sogo REIT, Inc.........................................       904    7,570,317
    Nippon Accommodations Fund, Inc...................................       950    6,404,992
   #Nippon Building Fund, Inc.........................................     3,283   31,854,162
    Nomura Real Estate Office Fund, Inc...............................     1,464    8,419,160
   #Nomura Real Estate Residential Fund, Inc..........................       707    3,743,156
    ORIX JREIT, Inc...................................................     1,479    6,641,402
    Premier Investment Corp...........................................       977    3,425,739
    Sekisui House SI Investment Corp..................................       552    2,394,030
   #TOKYU REIT, Inc...................................................       798    3,863,410
    Top REIT, Inc.....................................................       718    3,292,595
    United Urban Investment Corp......................................    11,229   12,183,111
                                                                                 ------------
TOTAL JAPAN...........................................................            212,068,627
                                                                                 ------------
MALAYSIA -- (0.2%)
    Al-'Aqar Healthcare REIT Berhad...................................   125,100       57,937
    Al-Hadharah Boustead REIT Berhad..................................   284,300      189,754
    Amanahraya REIT Berhad............................................    97,900       29,694
    AmFirst REIT Berhad...............................................   723,840      247,314
    Axis REIT Berhad..................................................   692,623      629,964
    CapitaMalls Malaysia Trust Berhad................................. 1,855,800      977,350
    Hektar REIT Berhad................................................   131,300       60,798
    Quill Capita Trust Berhad.........................................    16,400        6,232
    Starhill REIT Berhad.............................................. 1,319,700      468,093
    Tower REIT Berhad.................................................    35,000       16,637
                                                                                 ------------
TOTAL MALAYSIA........................................................              2,683,773
                                                                                 ------------
NETHERLANDS -- (2.4%)
    Corio NV..........................................................   340,475   15,039,695
    Eurocommercial Properties NV......................................   214,239    7,231,078
    Nieuwe Steen Investments NV.......................................   283,698    2,441,187
   #Vastned Retail NV.................................................   111,862    4,255,202
    Wereldhave NV.....................................................   114,504    6,010,779
                                                                                 ------------
TOTAL NETHERLANDS.....................................................             34,977,941
                                                                                 ------------
NEW ZEALAND -- (0.6%)
    AMP NZ Office, Ltd................................................    24,382       19,525
   #Argosy Property, Ltd.............................................. 2,080,241    1,464,928
   *DNZ Property Fund, Ltd............................................     2,697        3,319
   #Goodman Property Trust............................................ 3,957,585    3,235,221
   #Kiwi Income Property Trust........................................ 4,097,448    3,578,331
   #Property for Industry, Ltd........................................   564,063      531,566

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
NEW ZEALAND -- (Continued)
    Vital Healthcare Property Trust...................................    766,655 $    762,526
                                                                                  ------------
TOTAL NEW ZEALAND.....................................................               9,595,416
                                                                                  ------------
SINGAPORE -- (7.7%)
    AIMS AMP Capital Industrial REIT..................................  1,150,400    1,184,588
    Ascendas India Trust..............................................  2,832,000    1,759,614
    Ascendas REIT.....................................................  9,690,000   17,637,101
   #Ascott Residence Trust............................................  3,887,000    3,818,123
    Cache Logistics Trust.............................................  1,728,000    1,532,254
    Cambridge Industrial Trust........................................  6,728,282    3,236,217
   #CapitaCommercial Trust............................................ 10,604,000   11,390,655
    CapitaMall Trust.................................................. 12,495,300   19,638,501
    CapitaRetail China Trust..........................................  2,219,000    2,557,684
    CDL Hospitality Trusts............................................  4,200,000    6,910,029
   #First REIT........................................................  2,823,000    2,153,179
   #Fortune REIT, Ltd.................................................  2,044,000    1,475,486
    Frasers Centrepoint Trust.........................................  3,074,000    4,437,119
    Frasers Commercial Trust..........................................  2,942,200    2,574,338
    K-REIT Asia.......................................................  3,297,150    2,935,294
    Lippo Malls Indonesia Retail Trust................................  8,080,000    2,689,202
   *Mapletree Commercial Trust........................................    807,000      692,706
   *Mapletree Industrial Trust........................................    474,000      495,170
   #Mapletree Logistics Trust.........................................  7,224,430    5,878,881
   #Parkway Life REIT.................................................  2,090,000    3,284,621
   #Saizen REIT.......................................................  1,861,000      230,451
   #Starhill Global REIT..............................................  7,138,000    4,068,365
    Suntec REIT....................................................... 10,819,000   12,535,889
   *Treasury China Trust..............................................     28,000       32,113
                                                                                  ------------
TOTAL SINGAPORE.......................................................             113,147,580
                                                                                  ------------
SOUTH AFRICA -- (1.5%)
    Capital Property Fund.............................................  5,227,730    6,810,990
    Emira Property Fund...............................................  1,974,140    3,163,247
    Fountainhead Property Trust.......................................  5,813,443    5,628,362
    SA Corporate Real Estate Fund.....................................  9,284,843    4,050,194
    Sycom Property Fund...............................................    637,679    2,132,549
                                                                                  ------------
TOTAL SOUTH AFRICA....................................................              21,785,342
                                                                                  ------------
TAIWAN -- (0.6%)
    Cathay No. 1 REIT.................................................  6,727,000    3,810,880
    Cathay No. 2 REIT.................................................  2,974,000    1,448,878
    Fubon No. 1 REIT..................................................    338,000      192,029
    Fubon No. 2 REIT..................................................  2,714,000    1,180,340
    Gallop No. 1 REIT.................................................  1,064,000      467,395
    Shin Kong No. 1 REIT..............................................  3,153,000    1,320,667
                                                                                  ------------
TOTAL TAIWAN..........................................................               8,420,189
                                                                                  ------------
TURKEY -- (0.6%)
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S........................     84,990      917,508
    Alarko Gayrimenkul Yatirim Ortakligi A.S..........................     33,461      313,922
   *Dogus Gayrimenkul Yatirim Ortakligi A.S...........................    173,964      135,437
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.....................  3,310,340    4,394,544
    Is Gayrimenkul Yatirim Ortakligi A.S..............................  1,793,565    1,166,104
    Sinpas Gayrimenkul Yatirim Ortakligi A.S..........................  1,258,502      865,116
    Torunlar Gayrimenkul Yatirim Ortakligi A.S........................    332,506    1,061,610
   *Vakif Gayrimenkul Yatirim Ortakligi A.S...........................    174,607      319,912
                                                                                  ------------
TOTAL TURKEY..........................................................               9,174,153
                                                                                  ------------
UNITED KINGDOM -- (13.0%)
    A & J Mucklow Group P.L.C.........................................    244,611    1,425,549

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
UNITED KINGDOM -- (Continued)
    Big Yellow Group P.L.C............................................     618,640 $    3,020,362
    British Land Co. P.L.C............................................   4,349,541     36,347,558
    Capital Shopping Centres Group P.L.C..............................   2,900,536     14,594,237
    Derwent London P.L.C..............................................     466,528     14,218,269
    Great Portland Estates P.L.C......................................   1,615,439     10,850,426
    Hammerson P.L.C...................................................   3,706,446     26,816,911
    Hansteen Holdings P.L.C...........................................   1,898,300      2,126,970
    Land Securities Group P.L.C.......................................   4,060,094     50,151,130
    London & Stamford Property P.L.C..................................   1,462,801      2,632,335
    McKay Securities P.L.C............................................     301,723        626,468
    Metric Property Investments P.L.C.................................      57,489         76,480
    Primary Health Properties P.L.C...................................     350,785      1,813,983
    Segro P.L.C.......................................................   3,797,275     14,035,739
    Shaftesbury P.L.C.................................................   1,234,612     10,508,965
    Town Centre Securities P.L.C......................................          65            171
    Workspace Group P.L.C.............................................     511,479      1,993,597
                                                                                   --------------
TOTAL UNITED KINGDOM..................................................                191,239,150
                                                                                   --------------
TOTAL COMMON STOCKS...................................................              1,326,273,081
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   *Nieuwe Steen Investments NV Value Retention Warrants..............      90,332             --
                                                                                   --------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                            (000)          VALUE+
                                                                           -------         ------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@DFA Short Term Investment Fund.................................... 148,000,000    148,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $335,982) to be repurchased at $329,396......        $329        329,394
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                148,329,394
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,410,013,610)^^............................................             $1,474,602,475
                                                                                   ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                       ------------ -------------- ------- --------------
Common Stocks
  Australia...........................................................           -- $  369,597,862   --    $  369,597,862
  Belgium.............................................................           --     19,734,173   --        19,734,173
  Canada.............................................................. $105,335,061             --   --       105,335,061
  China...............................................................           --      1,617,217   --         1,617,217
  France..............................................................           --    155,436,049   --       155,436,049
  Germany.............................................................           --      4,499,220   --         4,499,220
  Greece..............................................................           --        291,946   --           291,946
  Hong Kong...........................................................           --     63,272,311   --        63,272,311
  Israel..............................................................           --        638,357   --           638,357
  Italy...............................................................           --      2,758,714   --         2,758,714
  Japan...............................................................           --    212,068,627   --       212,068,627
  Malaysia............................................................           --      2,683,773   --         2,683,773
  Netherlands.........................................................           --     34,977,941   --        34,977,941
  New Zealand.........................................................           --      9,595,416   --         9,595,416
  Singapore...........................................................           --    113,147,580   --       113,147,580
  South Africa........................................................           --     21,785,342   --        21,785,342
  Taiwan..............................................................           --      8,420,189   --         8,420,189
  Turkey..............................................................           --      9,174,153   --         9,174,153
  United Kingdom......................................................           --    191,239,150   --       191,239,150
Rights/Warrants
  Netherlands.........................................................           --             --   --                --
Securities Lending Collateral.........................................           --    148,329,394   --       148,329,394
                                                                       ------------ --------------   --    --------------
TOTAL................................................................. $105,335,061 $1,369,267,414   --    $1,474,602,475
                                                                       ============ ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES         VALUE+
                                                                           ------         ------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................ 28,786,058 $  773,481,378
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................. 87,440,583    459,063,061
                                                                                  --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $933,783,047)................................................             1,232,544,439
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
  BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
   (Cost $1,983,815)..................................................  1,983,815      1,983,815
                                                                                  --------------
  TOTAL INVESTMENTS - (100.0%)
   (Cost $935,766,862)^^..............................................            $1,234,528,254
                                                                                  ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                          LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                                       -------------- ------- ------- --------------
Affiliated Investment Companies....................................... $1,232,544,439   --      --    $1,232,544,439
Temporary Cash Investments............................................      1,983,815   --      --         1,983,815
                                                                       --------------   --      --    --------------
TOTAL................................................................. $1,234,528,254   --      --    $1,234,528,254
                                                                       ==============   ==      ==    ==============

              See accompanying Notes to Schedule of Investments.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES     VALUE++
                                                                           ------     -------
COMMON STOCKS -- (89.8%)
AUSTRALIA -- (5.8%)
   #Aditya Birla Minerals, Ltd........................................  3,160,854 $ 1,366,788
  #*AED Oil, Ltd......................................................    992,337          --
  #*AJ Lucas Group, Ltd...............................................    596,724     628,506
    Alesco Corp., Ltd.................................................  1,965,343   4,215,818
   *Amadeus Energy, Ltd...............................................  1,422,293     305,642
    Amalgamated Holdings, Ltd.........................................  1,918,004  13,378,949
    Amcom Telecommunications, Ltd.....................................  1,527,774   1,890,902
  #*Antares Energy, Ltd...............................................    375,143     164,654
   *AP Eagers, Ltd....................................................    517,530   1,954,489
   #APN News & Media, Ltd.............................................  8,113,831   4,545,764
  #*Aquarius Platinum, Ltd............................................    471,591     292,851
    Ariadne Australia, Ltd............................................    222,655      81,118
    Arrium, Ltd....................................................... 11,163,153   8,342,460
    Ausdrill, Ltd.....................................................    126,623     440,984
    Ausenco, Ltd......................................................      4,072      13,130
    Austal, Ltd.......................................................    229,966     387,477
   *Australian Agricultural Co., Ltd..................................  5,931,553   6,862,761
    Australian Pharmaceutical Industries, Ltd.........................  6,314,737   2,311,947
    Automotive Holdings Group NL......................................    406,242   1,100,795
    AVJennings, Ltd...................................................     28,651       9,608
    AWE, Ltd..........................................................  9,150,390  14,113,997
   #Bank of Queensland, Ltd...........................................  1,818,955  14,538,528
  #*Bannerman Resources, Ltd..........................................    967,352     105,549
    Beach Energy, Ltd................................................. 23,748,219  27,220,467
   #Billabong International, Ltd......................................  6,953,066   9,808,854
   *BlueScope Steel, Ltd.............................................. 36,573,324  10,102,200
  #*Boom Logistics, Ltd...............................................  4,006,647   1,049,764
   *Bravura Solutions, Ltd............................................    117,759      20,909
   *Breville Group, Ltd...............................................  1,946,440   9,751,361
    Brickworks, Ltd...................................................    454,518   4,818,198
    BSA, Ltd..........................................................    309,985      71,513
   *Calliden Group, Ltd...............................................  2,159,650     304,936
  #*Cape Lambert Resources, Ltd.......................................  7,444,989   2,561,612
   *Capral, Ltd.......................................................    199,909      31,309
  #*Carnarvon Petroleum, Ltd..........................................     31,648       3,461
   *CDS Technologies, Ltd.............................................     15,209          --
  #*Citigold Corp., Ltd............................................... 11,406,919     763,410
    Clough, Ltd.......................................................    406,018     297,651
  #*Coal of Africa, Ltd...............................................    926,247     408,984
  #*Cockatoo Coal, Ltd................................................    944,743     162,128
   *Coffey International, Ltd.........................................    819,629     298,709
    Collection House, Ltd.............................................     24,344      20,890
   *Continental Coal, Ltd.............................................  2,810,667     255,584
   *Cooper Energy, Ltd................................................  2,768,712   1,343,396
    Coventry Group, Ltd...............................................    578,498   1,651,770
    CSG, Ltd..........................................................    158,673     120,282
   #CSR, Ltd..........................................................  5,126,099   6,680,330
   *Deep Yellow, Ltd..................................................  3,078,407     125,496
    Devine, Ltd.......................................................  1,477,620     821,411
   *Downer EDI, Ltd...................................................  4,631,469  14,666,982
  #*Elders, Ltd.......................................................  9,301,839   2,236,820
   #Emeco Holdings, Ltd...............................................  9,846,853   7,817,851
  #*Energy Resources of Australia, Ltd................................  2,764,851   4,010,119
   *Enero Group, Ltd..................................................    488,961     267,180
   #eServGlobal, Ltd..................................................    287,597      57,333
   *Evolution Mining, Ltd.............................................     41,679      67,316
   #Fairfax Media, Ltd................................................  6,317,230   3,462,563
    FKP Property Group, Ltd........................................... 16,466,467   6,456,529

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
AUSTRALIA -- (Continued)
   *Focus Minerals, Ltd...............................................  2,596,080 $    95,140
   *Forest Enterprises Australia, Ltd................................. 10,714,725          --
    Gazal Corp., Ltd..................................................     48,514      92,890
   *Geodynamics, Ltd..................................................  1,452,857     159,142
    Goodman Fielder, Ltd.............................................. 37,803,693  19,222,024
   *GrainCorp, Ltd....................................................  2,023,457  19,491,824
   #Grange Resources, Ltd.............................................  2,048,669     767,109
  #*Gunns, Ltd........................................................ 15,479,938   2,602,846
  #*Hastie Group, Ltd.................................................    397,079          --
   *Heron Resources, Ltd..............................................     82,368      11,691
    HFA Holdings, Ltd.................................................    153,930     114,041
    HGL, Ltd..........................................................    525,688     396,947
  #*Hillgrove Resources, Ltd..........................................  6,994,328     532,948
   #Hills Holdings, Ltd...............................................  2,325,888   2,612,411
    iiNet, Ltd........................................................    196,433     668,964
    Independence Group NL.............................................    102,154     333,251
   *Indophil Resources NL.............................................  1,863,584     640,225
  #*Infigen Energy, Ltd...............................................  4,978,807   1,171,667
    Jetset Travelworld, Ltd...........................................      2,910       1,361
    K&S Corp., Ltd....................................................    143,354     207,209
  #*Kagara, Ltd....................................................... 11,222,734   1,415,270
   *Lednium, Ltd......................................................    438,495      36,865
    Lemarne Corp., Ltd................................................      5,585       3,786
   *Leyshon Resources, Ltd............................................     67,190      13,434
   *Linc Energy, Ltd..................................................  1,363,374     758,574
    MacMahon Holdings, Ltd............................................  6,931,313   4,366,292
    Macquarie Telecom Group, Ltd......................................     24,029     225,415
   #MaxiTRANS Industries, Ltd.........................................  4,471,429   3,092,552
   #McPherson's, Ltd..................................................  1,299,269   2,357,983
  #*MEO Australia, Ltd................................................  1,258,809     340,850
   *Metals X, Ltd.....................................................    820,020     103,082
  #*Metgasco, Ltd.....................................................  1,107,533     218,995
    Mincor Resources NL...............................................  2,190,818   1,467,604
   *Mineral Deposits, Ltd.............................................    364,435   1,731,321
  #*Mirabela Nickel, Ltd..............................................  2,478,856     684,319
  #*Molopo Energy, Ltd................................................  1,648,921     723,553
  #*Moly Mines, Ltd...................................................    240,401      33,837
   #Mount Gibson Iron, Ltd............................................  5,121,322   5,093,292
  #*Murchison Metals, Ltd.............................................    556,537     282,297
   *Nexus Energy, Ltd................................................. 16,981,650   2,375,181
  #*Norton Gold Fields, Ltd...........................................    502,446     139,978
    Nufarm, Ltd.......................................................  3,033,033  17,304,728
    Oakton, Ltd.......................................................     60,435      76,957
   *OM Holdings, Ltd..................................................    210,973      93,974
  #*OPUS Group, Ltd...................................................    324,817     181,245
  #*Otto Energy, Ltd..................................................  1,543,242     135,653
   #Pacific Brands, Ltd............................................... 25,649,033  13,956,872
  #*Paladin Energy, Ltd...............................................  6,604,893   8,000,003
   *Pan Pacific Petroleum NL..........................................    453,105      66,658
    Panoramic Resources, Ltd..........................................  1,419,223     878,754
   *PaperlinX, Ltd.................................................... 11,075,816     578,706
   *Payce Consolidated, Ltd...........................................    179,001     583,145
   *Perilya, Ltd......................................................    270,163      72,023
   *Petsec Energy, Ltd................................................    525,398      73,964
   *Plantcorp NL......................................................     14,403          --
  #*Platinum Australia, Ltd...........................................  1,963,690     138,263
    PMP, Ltd..........................................................  6,456,626   2,238,408
   #Premier Investments, Ltd..........................................  1,446,177   7,411,730
    Primary Health Care, Ltd.......................................... 10,254,873  32,401,698
    Prime Media Group, Ltd............................................  2,001,106   1,450,842
   #PrimeAg, Ltd......................................................  1,368,347   1,530,130

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

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
AUSTRALIA -- (Continued)
    Programmed Maintenance Service, Ltd...............................  1,618,609 $  3,633,324
   *Ramelius Resources, Ltd...........................................    712,531      370,819
    RCR Tomlinson, Ltd................................................    233,922      408,732
   *Reed Resources, Ltd...............................................    352,616       66,501
   #Regional Express Holdings, Ltd....................................     21,861       27,056
   *Resolute Mining, Ltd..............................................    776,657    1,099,386
  #*Resource Generation, Ltd..........................................    615,492      155,221
   #Ridley Corp., Ltd.................................................  8,135,603    8,897,888
   *Roc Oil Co., Ltd..................................................  3,876,933    1,128,580
    Ruralco Holdings, Ltd.............................................      5,076       18,918
   #Select Harvests, Ltd..............................................    178,274      242,816
    Service Stream, Ltd...............................................  2,580,632    1,064,447
   *Seven Group Holdings, Ltd.........................................  1,003,757    7,597,081
  #*Seven West Media, Ltd.............................................  2,097,148    3,404,060
    Sigma Pharmaceuticals, Ltd........................................ 15,720,714    9,933,711
    Skilled Group, Ltd................................................    675,922    1,555,905
    Southern Cross Media Group, Ltd...................................  9,294,292   11,450,099
   *Straits Resources, Ltd............................................  3,751,006      450,344
   *Strike Resources, Ltd.............................................    216,159       25,031
   #STW Communications Group, Ltd.....................................  4,496,253    4,388,515
  #*Sunland Group, Ltd................................................  5,108,129    4,718,851
    Swick Mining Services, Ltd........................................    411,858      105,325
   *Talent2 International, Ltd........................................     49,057       39,788
   *Tap Oil, Ltd......................................................  5,076,579    3,370,288
    Tassal Group, Ltd.................................................  1,549,832    2,058,096
   #Ten Network Holdings, Ltd.........................................  3,586,813    1,780,093
   #TFS Corp., Ltd....................................................    143,441       63,054
   *Thakral Holdings Group, Ltd....................................... 11,336,632    9,044,275
   *Toro Energy, Ltd..................................................  2,303,106      162,027
    Transfield Services, Ltd..........................................  1,400,795    2,700,659
   *Transpacific Industries Group, Ltd................................ 15,316,699   12,355,794
    Trust Co., Ltd. (The).............................................      5,211       28,940
  #*Unity Mining, Ltd.................................................  8,281,042      904,763
    UXC, Ltd..........................................................  5,226,590    3,471,497
   *VDM Group, Ltd....................................................    797,252       29,837
   #Village Roadshow, Ltd.............................................  3,194,788   10,551,159
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 39,419,376   16,690,866
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 39,419,376      207,128
    Watpac, Ltd.......................................................  1,117,319      853,479
    WDS, Ltd..........................................................    374,097      187,710
   *WestSide Corp., Ltd...............................................      3,381        1,241
    WHK Group, Ltd....................................................  3,141,266    2,936,931
                                                                                  ------------
TOTAL AUSTRALIA.......................................................             484,730,193
                                                                                  ------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG............................................     90,580   10,132,992
   *Allgemeine Sparkasse Baugesellschaft AG...........................        120       12,863
  #*A-TEC Industries AG...............................................    202,339           --
   *Austria Technologie & Systemtechnik AG............................     32,489      250,914
    Flughafen Wien AG.................................................    188,587    7,347,311
    Frauenthal Holding AG.............................................     12,631      131,778
  #*Intercell AG......................................................     85,945      202,715
   #Lenzing AG........................................................      7,034      615,522
    Linz Textil Holding AG............................................        212      130,423
    Mayr-Melnhof Karton AG............................................     72,747    6,401,393
    Oberbank AG.......................................................     38,337    2,249,835
   #Strabag SE........................................................    268,686    6,059,847
   *Uniqa Versicherungen AG...........................................    105,914    1,180,853
   #Wienerberger AG...................................................  2,579,901   21,689,386
    Wolford AG........................................................      2,273       76,822
                                                                                  ------------
TOTAL AUSTRIA.........................................................              56,482,654
                                                                                  ------------

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV.........................................    82,013 $ 6,267,977
   *Agfa-Gevaert NV................................................... 4,091,253   6,278,078
   #Banque Nationale de Belgique......................................     4,204  11,309,272
    Barco NV..........................................................    12,876     738,398
   #Bekaert NV........................................................   107,168   2,763,788
    Compagnie d'Entreprises SA........................................    13,330     694,123
    Compagnie Immobiliere de Belgique SA..............................    44,570   1,400,169
    Compagnie Maritime Belge SA.......................................    59,976   1,252,788
   *Deceuninck NV.....................................................   814,388   1,060,250
    D'ieteren SA......................................................   216,184   8,973,596
  #*Euronav SA........................................................   315,693   2,015,753
    Exmar NV..........................................................    16,191     114,738
    Floridienne SA....................................................     1,824     232,643
    Gimv NV...........................................................    10,832     473,132
   *Ion Beam Applications SA..........................................     6,353      32,463
    Jensen-Group NV...................................................    44,521     437,936
   #Nyrstar NV........................................................   943,093   4,518,284
   *Option NV.........................................................    66,738      26,254
   *Papeteries Catala SA..............................................       188       4,626
   *RealDolmen NV.....................................................     9,621     203,676
    Recticel SA.......................................................   463,308   2,888,553
    Roularta Media Group NV...........................................    26,889     458,334
   *SAPEC SA..........................................................     8,179     372,169
    Sioen Industries NV...............................................    99,173     585,214
    Softimat SA.......................................................    84,130     403,801
    Tessenderlo Chemie NV.............................................   521,954  13,667,394
    VPK Packaging Group SA............................................       725      24,837
                                                                                 -----------
TOTAL BELGIUM.........................................................            67,198,246
                                                                                 -----------
CANADA -- (10.6%)
   *20-20 Technologies, Inc...........................................     7,700      30,636
   *5N Plus, Inc......................................................   205,841     422,827
    Aastra Technologies, Ltd..........................................    68,862   1,167,327
    Aberdeen International, Inc.......................................   186,926      74,558
  #*Advantage Oil & Gas, Ltd.......................................... 4,065,343  15,931,394
    Aecon Group, Inc.................................................. 1,098,004  13,182,398
   #AGF Management, Ltd. Class B......................................   590,669   7,008,986
    Aimia, Inc........................................................ 2,629,562  34,978,668
   *Ainsworth Lumber Co., Ltd.........................................   609,712   1,167,320
   *Air Canada Class A................................................   473,474     538,226
    Akita Drilling, Ltd. Class A......................................     9,400      94,670
    Algoma Central Corp...............................................    24,501   2,852,363
   #Alliance Grain Traders, Inc.......................................    92,895   1,294,055
   *Altius Minerals Corp..............................................    85,248     973,316
    Altus Group, Ltd..................................................    28,962     236,525
   #Amerigo Resources, Ltd............................................ 2,352,794   1,313,820
  #*Anderson Energy, Ltd.............................................. 3,833,698   1,185,069
    Andrew Peller, Ltd. Class A.......................................    19,200     192,412
   *Angle Energy, Inc.................................................   124,800     457,959
  #*Antrim Energy, Inc................................................ 2,592,596   1,628,694
  #*Armtec Infrastructure, Inc........................................    52,627     168,453
    Astral Media, Inc. Class A........................................    10,600     519,826
  #*Atna Resource, Ltd................................................    79,567      75,374
  #*Atrium Innovations, Inc...........................................   222,780   2,525,810
   *ATS Automation Tooling System, Inc................................ 2,006,987  16,330,472
  #*Aura Minerals, Inc................................................   285,410     133,761
   *AuRico Gold, Inc..................................................     3,500      22,720
    AutoCanada, Inc...................................................       700       9,765
   #AvenEx Energy Corp................................................   546,861   1,625,014
   *AXIA NetMedia Corp................................................    37,065      51,004
  #*Ballard Power Systems, Inc........................................ 2,055,571   2,131,718

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CANADA -- (Continued)
   *Bellatrix Exploration, Ltd........................................  1,702,766 $ 6,129,516
   *BioExx Specialty Proteins, Ltd....................................    218,503      25,056
   *Boralex, Inc. Class A.............................................    671,137   5,849,068
  #*Brigus Gold Corp..................................................    700,945     566,152
   *Brookfield Residential Properties, Inc............................      6,411      72,238
   *C&C Energia, Ltd..................................................     40,346     253,055
  #*Calmena Energy Services, Inc......................................     15,000       2,468
   *Calvalley Petroleums, Inc. Class A................................    127,399     313,781
   #Canaccord Financial, Inc. (B01R1T5)...............................    901,542   4,135,308
    Canaccord Financial, Inc. (BoBV8K7)...............................    177,531     831,069
  #*Canacol Energy, Ltd...............................................    115,500      52,403
  #*Canada Lithium Corp...............................................    714,149     370,302
   *Canam Group, Inc. Class A.........................................    913,446   4,189,910
  #*Canfor Corp.......................................................  2,637,906  31,170,351
   *Cangene Corp......................................................     13,825      21,506
    CanWel Building Materials Group, Ltd..............................     84,917     186,286
   #Capstone Infrastructure Corp......................................    923,084   4,077,641
  #*Capstone Mining Corp..............................................  3,561,438   7,990,463
  #*Cardero Resource Corp.............................................  1,009,362     895,779
    Cargojet, Inc.....................................................      2,656      17,877
    Cascades, Inc.....................................................  2,141,123  10,162,782
    CCL Industries, Inc. Class B......................................    270,972   9,362,497
   *Celestica, Inc....................................................  4,577,603  34,873,497
  #*Cequence Energy, Ltd..............................................  1,279,452   1,849,933
  #*China Gold International Resources Corp., Ltd.....................    575,421   1,331,183
  #*Chinook Energy, Inc...............................................     69,438     108,708
    Churchill Corp. Class A (The).....................................     78,535     646,856
  #*CIC Energy Corp...................................................     43,983      76,752
   *Clarke, Inc.......................................................    205,960     803,015
   *Claude Resources, Inc.............................................    386,208     269,577
   #Colabor Group, Inc................................................    170,278   1,404,197
  #*COM DEV International, Ltd........................................    559,724   1,724,632
  #*Compton Petroleum Corp............................................     23,553      29,123
  #*Connacher Oil & Gas, Ltd.......................................... 10,953,728   5,297,460
  #*Corridor Resources, Inc...........................................    115,785      96,983
   *Cott Corp.........................................................  1,611,353  13,657,576
  #*Crew Energy, Inc..................................................  1,321,591   9,119,419
   *Crocotta Energy, Inc..............................................    118,060     321,388
  #*Crown Point Ventures, Ltd.........................................    502,673     200,498
  #*Delphi Energy Corp................................................  3,076,757   4,356,579
  #*Denison Mines Corp................................................  7,705,188  10,372,442
   *DHX Media, Ltd....................................................     11,600      13,186
    Dorel Industries, Inc. Class B....................................    842,000  23,425,039
  #*DragonWave, Inc...................................................     65,610     150,474
  #*Dundee Precious Metals, Inc.......................................    790,686   6,157,708
  #*Dynasty Metals & Mining, Inc......................................      4,528       6,998
  #*Eastern Platinum, Ltd.............................................  3,548,671     690,024
    E-L Financial Corp., Ltd..........................................      1,025     413,945
  #*Endeavour Mining Corp.............................................  2,422,537   5,700,940
  #*Energy Fuels, Inc.................................................  8,522,069   2,039,484
    Ensign Energy Services, Inc.......................................    260,547   3,837,343
  #*Epsilon Energy, Ltd...............................................     46,600      94,329
   *Equal Energy, Ltd.................................................    231,072     728,112
    Equitable Group, Inc..............................................     44,349   1,171,245
   #Essential Energy Services, Ltd....................................  1,599,814   3,397,920
    Exco Technologies, Ltd............................................     54,800     273,221
  #*Fairborne Energy, Ltd.............................................  2,264,882   4,178,124
   *First Uranium Corp................................................    510,661     117,118
  #*Formation Metals, Inc.............................................    306,985     108,670
   *Fortune Minerals, Ltd.............................................     95,480      56,649
   *Genesis Land Development Corp.....................................      8,954      28,839

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
CANADA -- (Continued)
    Genworth MI Canada, Inc...........................................   191,903 $ 3,249,253
    Glacier Media, Inc................................................    16,000      31,909
   *GLG Life Tech Corp................................................    24,267      15,971
   *GLV, Inc. Class A.................................................   145,447     262,511
  #*Golden Star Resources, Ltd........................................ 1,446,529   1,687,629
   *Goldgroup Mining, Inc.............................................     3,500       1,780
   *Gran Tierra Energy, Inc...........................................   389,968   1,784,866
  #*Great Basin Gold, Ltd............................................. 2,127,573   1,272,916
    Guardian Capital Group, Ltd. Class A..............................    16,539     154,200
  #*Guide Exploration, Ltd............................................ 2,435,074   5,536,191
  #*Guyana Goldfields, Inc............................................    59,877     132,549
   *Hanfeng Evergreen, Inc............................................   719,390   1,327,089
   *Harry Winston Diamond Corp........................................ 1,205,115  15,621,972
   *Hemisphere GPS, Inc...............................................   971,470     658,722
   *Heroux-Devtek, Inc................................................   387,777   4,330,760
  #*High River Gold Mines, Ltd........................................   181,273     256,676
    HudBay Minerals, Inc.............................................. 4,193,216  35,415,605
   #Indigo Books & Music, Inc.........................................       400       3,007
   *Insignia Energy, Ltd..............................................   115,524      82,941
   *International Forest Products, Ltd. Class A....................... 1,021,999   5,299,292
   *Intertape Polymer Group, Inc......................................   880,408   7,462,201
  #*Ithaca Energy, Inc................................................   146,772     285,392
  #*Ivanhoe Energy, Inc...............................................   453,248     293,774
  #*Jaguar Mining, Inc................................................ 1,317,566   1,103,610
  #*Katanga Mining, Ltd...............................................   247,355     123,326
   *Kingsway Financial Services, Inc..................................   304,071     712,536
  #*Lake Shore Gold Corp.............................................. 1,797,742   1,846,412
  #*Laramide Resources, Ltd...........................................   270,748     229,482
    Laurentian Bank of Canada.........................................   707,853  33,562,756
    Le Chateau, Inc. Class A..........................................    11,700      24,967
   *Legacy Oil & Gas, Inc............................................. 3,409,457  21,996,497
   #Leisureworld Senior Care Corp.....................................    38,026     446,673
    Linamar Corp...................................................... 1,007,479  20,303,286
   #Liquor Stores N.A., Ltd...........................................    62,635   1,217,911
   *Martinrea International, Inc...................................... 1,079,997   8,830,808
   *Maxim Power Corp..................................................     3,832       7,604
  #*Mega Uranium, Ltd................................................. 3,230,441     692,571
    Melcor Developments, Ltd..........................................    12,530     198,286
  #*Mercator Minerals, Ltd............................................ 1,676,971     919,713
   *MGM Energy Corp...................................................   118,477      24,809
  #*Migao Corp........................................................   882,655   2,543,624
   *Miranda Technologies, Inc.........................................   100,076   1,696,457
    Mullen Group, Ltd.................................................   376,821   8,266,502
    Newalta Corp......................................................   911,742  11,309,837
  #*Niko Resources, Ltd...............................................    56,612     971,524
   *Norbord, Inc......................................................    30,303     422,130
    Nordion, Inc......................................................   868,359   8,199,990
  #*Nuvista Energy, Ltd............................................... 2,335,772  10,527,686
  #*OceanaGold Corp................................................... 4,775,907  10,048,525
  #*Open Range Energy Corp............................................   824,444   1,224,931
   *Oromin Explorations, Ltd..........................................       500         259
   *Orvana Minerals Corp..............................................    31,311      29,661
  #*Pace Oil & Gas, Ltd...............................................   720,578   2,141,220
   *Parex Resources, Inc..............................................       100         480
   *Patheon, Inc......................................................    27,477      69,867
   #Perpetual Energy, Inc.............................................    72,400      90,965
   #PetroBakken Energy, Ltd. Class A..................................   408,505   5,071,434
   *Petrobank Energy & Resources, Ltd................................. 2,532,239  29,416,747
   #Petrominerales, Ltd...............................................   156,824   1,451,191
   *Phoscan Chemical Corp............................................. 3,139,609     860,939
   *Polaris Miner Corp................................................    19,500      13,222

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
CANADA -- (Continued)
   #Poseidon Concepts Corp............................................    721,438 $  9,999,490
  #*Primero Mining Corp...............................................    905,730    3,124,920
    Progress Energy Resources Corp....................................    491,364   11,151,662
    Pulse Seismic, Inc................................................    873,420    1,942,191
   *QLT, Inc..........................................................  1,077,170    9,054,737
   *Questerre Energy Corp.............................................    711,031      489,217
   *Ram Power Corp....................................................  1,161,374      272,147
   *Resolute Forest Products..........................................      4,476       41,196
  #*RMP Energy, Inc...................................................  2,300,972    4,152,923
  #*Rock Energy, Inc..................................................     95,800      107,946
   #RONA, Inc.........................................................  3,166,544   42,626,857
   #Savanna Energy Services Corp......................................  2,063,812   15,558,078
    Sherritt International Corp.......................................  7,236,739   32,184,131
   *Shore Gold, Inc...................................................  3,310,051      577,613
   *Sierra Wireless, Inc..............................................    846,527    7,976,946
   *Silver Standard Resources, Inc....................................  1,119,687   14,302,429
   *Sonde Resources Corp..............................................    512,721      879,374
  #*Sprott Resource Corp..............................................  1,888,589    7,495,223
    Sprott Resource Lending Corp......................................  3,210,742    4,482,264
   *St. Andrew Goldfields, Ltd........................................    535,210      202,802
  #*Stornoway Diamond Corp............................................    208,713      145,684
   *SunOpta, Inc......................................................     66,987      354,022
   #Superior Plus Corp................................................    433,937    3,184,700
  #*Taseko Mines, Ltd.................................................    190,491      482,472
   *Tembec, Inc.......................................................    576,648    1,253,520
   *Teranga Gold Corp.................................................    939,798    1,637,226
   *Terra Energy Corp.................................................    154,541       52,395
  #*Tethys Petroleum, Ltd.............................................    174,562      100,958
  #*Thompson Creek Metals Co., Inc....................................  3,726,582   10,404,776
   *TLC Vision Corp...................................................    829,259           --
    Torstar Corp. Class B.............................................    384,085    3,485,241
   #Transcontinental, Inc. Class A....................................  1,615,423   15,657,288
   #Trinidad Drilling, Ltd............................................  2,991,070   17,358,556
  #*Tuscany International Drilling, Inc...............................    133,582       43,291
   #Twin Butte Energy, Ltd............................................    691,929    1,718,007
  #*UEX Corp..........................................................    569,815      380,691
    Uni-Select, Inc...................................................      6,971      191,227
  #*Uranium One, Inc..................................................    797,562    1,821,226
    Valener, Inc......................................................    212,149    3,361,467
   #Vero Energy, Inc..................................................  1,187,657    2,309,350
   *Vitran Corp., Inc.................................................      3,873       19,503
   *Wesdome Gold Mines, Ltd...........................................      7,500        6,432
   #West Fraser Timber Co., Ltd.......................................    679,523   35,980,128
  #*Westaim Corp......................................................    200,184      147,715
   *Western Energy Services Corp......................................      2,200       15,444
  #*Western Forest Products, Inc......................................    144,483      136,869
  #*Westfire Energy, Ltd..............................................    597,500    2,704,941
    Westjet Airlines, Ltd.............................................    100,365    1,608,282
    Whistler Blackcomb Holdings, Inc..................................     31,041      354,409
    Winpak, Ltd.......................................................        756       11,835
   *Xceed Mortgage Corp...............................................     18,100       24,005
   *Xtreme Drilling and Coil Services Corp............................    153,254      253,679
    ZCL Composite, Inc................................................      1,500        6,103
                                                                                  ------------
TOTAL CANADA..........................................................             877,729,066
                                                                                  ------------
CHINA -- (0.0%)
   *Apollo Solar Energy Technology Holdings, Ltd...................... 30,048,000      805,192
   *Shougang Concord Century Holdings, Ltd............................    750,115       26,939
   *Sino-i Technology, Ltd............................................ 18,825,436       63,196
                                                                                  ------------
TOTAL CHINA...........................................................                 895,327
                                                                                  ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
DENMARK -- (0.7%)
   *Alm. Brand A.S.................................................... 1,765,988 $ 3,442,243
   *Amagerbanken A.S.................................................. 3,187,349          --
   *Andersen & Martini A.S. Series B..................................     1,178       8,745
   *Auriga Industries A.S. Series B...................................    27,224     343,809
    Brodrene Hartmann A.S. Series B...................................    57,090   1,032,845
   *Brondbyernes IF Fodbold A.S. Series B.............................    43,311      92,681
   #D/S Norden A.S....................................................   615,649  15,074,405
   *Dalhoff Larsen & Horneman A.S.....................................    86,267      59,331
    DFDS A.S..........................................................    85,347   4,104,762
   *Djursland Bank A.S................................................     6,785     144,469
    East Asiatic Co., Ltd. A.S........................................    98,975   2,333,929
   *Fjordbank Mors A.S................................................       768          --
   *GPV Industri A.S. Series B........................................     6,000      29,761
   *H&H International A.S. Series B...................................    61,273     390,472
    Harboes Bryggeri A.S..............................................    20,575     302,521
   *Hojgaard Holding A.S. Series B....................................    15,113     172,291
   *Jyske Bank A.S....................................................   115,533   3,091,412
    Lan & Spar Bank A.S...............................................     5,706     258,488
   *Mons Bank A.S.....................................................     1,926      32,604
   *NeuroSearch A.S...................................................    36,070      40,138
   *Newcap Holding A.S................................................   161,058      20,170
    Nordjyske Bank A.S................................................    13,580     155,128
   #Norresundby Bank A.S..............................................     5,455     130,225
   *Ostjydsk Bank A.S.................................................       104       3,665
    Per Aarsleff A.S. Series B........................................    35,612   2,339,218
   *Salling Bank A.S..................................................       344      13,359
   *Sanistal A.S. Series B............................................     1,962      17,480
    Schouw & Co. A.S..................................................   310,773   6,543,917
   *Sjaelso Gruppen A.S...............................................       101          57
   *Skjern Bank A.S...................................................     1,530      22,044
   *Spar Nord Bank A.S................................................   163,105     592,491
   *Sparekassen Faaborg A.S...........................................     3,017     102,296
   *Sydbank A.S.......................................................   137,068   2,218,008
  #*TK Development A.S................................................   448,842   1,110,878
   *TopoTarget A.S....................................................   820,294     163,258
   *Torm A.S..........................................................   738,327     476,782
  #*Vestas Wind Systems A.S........................................... 1,911,365   9,115,181
   *Vestjysk Bank A.S.................................................   134,899     369,146
                                                                                 -----------
TOTAL DENMARK.........................................................            54,348,209
                                                                                 -----------
FINLAND -- (2.3%)
    Ahlstrom Oyj......................................................    49,357     779,053
    Aktia Oyj Series A................................................    10,046      55,574
   *Alandsbanken AB Series A..........................................     5,030      71,204
    Amer Sports Oyj...................................................   245,962   2,786,289
   #Atria P.L.C.......................................................    88,060     541,325
   *Componenta Oyj....................................................    87,163     312,036
    Comptel P.L.C.....................................................    19,175       9,178
    Cramo Oyj.........................................................   204,757   2,434,149
    Digia P.L.C.......................................................    44,128     127,189
    Efore Oyj.........................................................    67,112      49,435
   *Elcoteq SE........................................................   305,366          --
   *Elektrobit Corp. Oyj..............................................    13,484       9,760
    eQ P.L.C..........................................................   187,731     372,045
   *Finnair Oyj....................................................... 1,051,528   2,324,342
   *Finnlines Oyj.....................................................   614,000   5,281,728
    Fiskars Oyj Abp...................................................   127,716   2,313,217
    HKScan Oyj Series A...............................................   360,016   1,551,668
    Huhtamaki Oyj..................................................... 1,928,287  28,925,794
   #Kemira Oyj........................................................ 1,975,229  24,721,706
  #*Kesko Oyj Series A................................................     1,543      40,605

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
FINLAND -- (Continued)
    Kesko Oyj Series B................................................    158,847 $  4,101,897
   #Laennen Tehtaat Oyj...............................................     64,219    1,042,154
    Lemminkainen Oyj..................................................     87,798    1,733,535
  #*Mesta Board Oyj...................................................  4,521,411   11,570,695
   *Neo Industrial Oyj................................................      4,200        8,910
   #Neste Oil Oyj.....................................................    976,785   10,305,181
    Okmetic Oyj.......................................................    303,209    1,861,490
    Oriola-KD Oyj Series B............................................    419,897      991,776
  #*Outokumpu Oyj..................................................... 24,037,488   20,950,285
   #Pohjola Bank P.L.C. Series A......................................  2,944,761   34,137,168
    Raisio P.L.C. Series V............................................  1,482,959    4,515,938
   #Rautaruukki Oyj Series K..........................................  1,999,620   13,012,308
    Raute Oyj Series A................................................        200        1,879
  #*Ruukki Group Oyj..................................................        996          613
    Saga Furs Oyj.....................................................     17,498      353,567
   #Sanoma Oyj........................................................    586,128    5,030,626
   *Scanfil P.L.C.....................................................     11,900        9,950
    Sievi Capital P.L.C...............................................     11,900       13,457
    SRV Group P.L.C...................................................        295        1,223
  #*Stonesoft Oyj.....................................................     84,210      140,188
   *Tecnomen Lifetree Oyj.............................................  1,196,926      264,892
   #Tieto Oyj.........................................................     43,278      720,309
    Tikkurila Oyj.....................................................    304,417    5,233,130
    Viking Line Abp...................................................     16,611      365,874
                                                                                  ------------
TOTAL FINLAND.........................................................             189,073,342
                                                                                  ------------
FRANCE -- (3.1%)
  #*Air France-KLM....................................................  3,255,851   17,290,339
    Altamir Amboise SA................................................     63,306      484,509
  #*Altran Technologies SA............................................    228,273    1,064,676
    Arkema SA.........................................................    280,430   20,642,012
    AtoS SA...........................................................     41,715    2,342,627
    Aubay SA..........................................................     68,462      418,972
    Bonduelle SCA.....................................................     49,100    4,196,840
    Bongrain SA.......................................................    139,659    8,141,353
   *Boursorama SA.....................................................     63,475      429,660
    Burelle SA........................................................     11,385    2,638,017
    Cegedim SA........................................................      2,865       83,080
    Cegid Group.......................................................     32,675      545,958
    Cie des Alpes.....................................................     11,582      178,403
    Ciments Francais SA...............................................     45,821    2,530,713
   *Club Mediterranee SA..............................................    405,325    6,624,058
    Damartex SA.......................................................        800       15,456
    Derichebourg SA...................................................     97,355      209,520
    Devoteam SA.......................................................      4,910       54,271
    Eiffage SA........................................................     59,361    1,569,323
   #Esso SA Francaise.................................................     28,172    1,951,786
    Establissements Maurel et Prom SA.................................     13,631      209,162
   *Etam Developpement SA.............................................     39,551      580,572
   #Euler Hermes SA...................................................     14,778      919,512
    Fleury Michon SA..................................................     17,956      695,801
    Fromageries Bel SA................................................      3,849      861,129
   *Gascogne SA.......................................................     20,486      202,948
    Gaumont SA........................................................     22,166      988,477
    Gevelot SA........................................................      4,329      290,741
    GFI Informatique SA...............................................    933,698    3,075,099
    GL Events SA......................................................      5,994      120,960
   #Groupe Crit SA....................................................      5,034       81,637
    Groupe Flo SA.....................................................     41,837      157,088
    Groupe Guillin SA.................................................        480       31,748
   *Groupe Partouche SA...............................................    151,441      167,170

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
FRANCE -- (Continued)
   #Groupe Steria SCA.................................................   563,096 $  7,174,849
    Guerbet SA........................................................    11,535      960,380
   *Haulotte Group SA.................................................    11,372       76,396
    Havas SA.......................................................... 5,453,765   26,538,728
  #*Hi-Media SA.......................................................   259,076      619,477
   *Idsud SA..........................................................     2,078       48,015
   *Immobiliere et Hoteliere SA.......................................    27,700       43,966
   *Jacquet Metal Service SA..........................................   216,057    2,006,013
   #Korian SA.........................................................     5,513       83,112
   *Lafuma SA.........................................................    19,648      394,548
   #Lisi SA...........................................................    52,568    3,430,672
    Manutan International SA..........................................    23,043      852,178
    Medica SA.........................................................    98,995    1,653,190
    Mersen SA.........................................................    96,890    2,450,050
    MGI Coutier SA....................................................    10,254      419,627
   #Montupet SA.......................................................   157,019      844,316
    Mr. Bricolage SA..................................................   114,871    1,214,806
   #Nexans SA.........................................................   580,149   25,295,523
    Nexity SA.........................................................   458,189   10,877,193
  #*NicOx SA..........................................................   138,960      431,468
   #Oeneo SA..........................................................    68,786      200,941
  #*Orco Property Group SA............................................     8,452       20,970
   #Pierre & Vacances SA..............................................    82,391    1,162,593
    Plastic Omnium SA.................................................   363,310    9,807,187
    Plastivaloire SA..................................................    31,712      528,814
    PSB Industries SA.................................................    14,760      477,425
    Rallye SA.........................................................   476,593   13,852,616
   *Recylex SA........................................................    56,148      163,909
   #Remy Cointreau SA.................................................    98,849   11,665,450
    Rexel SA..........................................................    93,382    1,560,580
    Robertet SA.......................................................     1,011      149,556
    Rougier SA........................................................     8,979      353,530
    SA des Ciments Vicat..............................................    12,369      520,584
    Sabeton SA........................................................    18,460      300,043
    SAM SA............................................................       600       28,749
    Samse SA..........................................................       243       17,223
   #Seche Environnement SA............................................    18,260      629,103
   *Securidev SA......................................................    16,908      566,505
  #*Sequana SA........................................................ 1,371,228    2,578,728
    Societe Anonyme d'Explosifs et de Produits Chimiques SA...........       312       73,037
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...    70,232    2,670,746
    Societe Television Francaise 1 SA.................................    97,313      818,661
  #*Soitec SA......................................................... 2,315,930    6,345,519
   *Spir Communication SA.............................................    29,996      644,728
  #*Ste Industrielle d'Aviation Latecoere SA..........................   144,131    1,703,825
    Sword Group SA....................................................    49,551      727,799
  #*Technicolor SA.................................................... 1,584,061    3,441,927
    Teleperformance SA................................................   606,362   14,912,080
  #*Theolia SA........................................................   960,802    1,390,024
    Tivoly SA.........................................................     1,755       31,814
    Tonnellerie Francois Freres SA....................................     5,958      239,321
    Touax SA..........................................................       460       12,560
    Trigano SA........................................................   131,504    1,521,819
   *UbiSoft Entertainment SA.......................................... 1,081,509    7,447,239
    Valeo SA..........................................................    44,482    1,905,711
   #Vilmorin & Cie SA.................................................    16,790    1,890,660
   #Vranken Pommery Monopole SA.......................................    67,036    1,938,881
                                                                                 ------------
TOTAL FRANCE..........................................................            257,508,981
                                                                                 ------------
GERMANY -- (4.4%)
    A.S. Creation Tapeton AG..........................................    22,155      772,097

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
GERMANY -- (Continued)
   *AAP Implantate AG.................................................    52,295 $    70,348
   *Aareal Bank AG.................................................... 1,082,422  17,844,557
  #*Air Berlin AG.....................................................   217,356     486,212
    Allgeier SE.......................................................       534       6,920
   *Analytik Jena AG..................................................    89,004   1,217,313
   *Andreae-Noris Zahn AG.............................................    37,245   1,513,603
   #Asian Bamboo AG...................................................   114,025     983,085
    Aurubis AG........................................................ 1,045,010  53,297,696
    Baader Bank AG....................................................   428,833     994,747
   #Balda AG..........................................................   642,720   3,903,806
   #Bauer AG..........................................................   134,792   3,140,956
   #BayWa AG..........................................................    40,333   1,499,037
    Bechtle AG........................................................    82,487   3,137,750
   *Beta Systems Software AG..........................................    57,304     103,495
    Bilfinger Berger SE...............................................   667,312  54,698,442
    Biotest AG........................................................    49,734   2,662,903
   *Borussia Dortmund GmbH & Co. KGaA.................................   233,458     707,858
    CAT Oil AG........................................................    18,979     118,234
  #*Celesio AG........................................................   257,588   4,685,907
    Centrotherm Photovoltaics AG......................................   114,639     143,013
   #Comdirect Bank AG.................................................   328,854   2,939,220
  #*Conergy AG........................................................   599,302     359,503
   *Constantin Medien AG..............................................   149,716     269,680
   #CropEnergies AG...................................................    24,914     150,047
    DAB Bank AG.......................................................    22,367      88,019
    Data Modul AG.....................................................    22,565     356,696
    DEAG Deutsche Entertainment AG....................................   183,824     609,207
   *Deufol AG.........................................................   402,015     445,222
    Deutsche Beteiligungs AG..........................................     6,406     129,898
   *Deutz AG..........................................................   697,439   2,593,529
    Dierig Holding AG.................................................     8,250     113,148
    Dr. Hoenle AG.....................................................    14,843     175,758
    Duerr AG..........................................................   138,957   9,263,604
    DVB Bank SE.......................................................   155,010   4,557,823
    Eckert & Ziegler AG...............................................    52,494   1,415,003
    Elmos Semiconductor AG............................................   123,593     937,754
    Energiekontor AG..................................................   110,951     662,562
   #Euromicron AG.....................................................     1,802      44,201
  #*First Sensor AG...................................................     4,788      52,234
   #Freenet AG........................................................   713,938  10,447,656
   *Gesco AG..........................................................     1,086      84,771
    GFT Technologies AG...............................................   333,736   1,251,357
    Gildemeister AG...................................................   920,960  13,889,994
    Grammer AG........................................................   246,150   4,056,568
  #*Heidelberger Druckmaschinen AG.................................... 4,831,868   6,168,695
   *Hoeft & Wessel AG.................................................    58,111     144,426
   *Homag Group AG....................................................     7,423     109,592
    Indus Holding AG..................................................    37,499     877,484
    Isra Vision AG....................................................    48,215   1,094,217
  #*IVG Immobilien AG................................................. 1,961,400   4,534,841
    Jenoptik AG.......................................................   955,576   6,445,737
   *Joyou AG..........................................................    13,945     135,236
   *Kampa AG..........................................................    31,214       1,266
  #*Kloeckner & Co. SE................................................ 2,394,335  20,767,830
   *Koenig & Bauer AG.................................................    21,178     335,233
   #Kontron AG........................................................   794,872   3,883,758
    Krones AG.........................................................    44,167   2,062,375
   #KSB AG............................................................     6,000   3,123,762
    KWS Saat AG.......................................................    19,847   5,407,572
    Leifheit AG.......................................................    56,759   1,673,264
    Leoni AG..........................................................    67,962   2,517,048

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CONTINUED

                                                                                           SHARES      VALUE++
                                                                                           ------      -------
GERMANY -- (Continued)
   *Loewe AG...........................................................................    63,993 $    362,462
   *Lotto24 AG.........................................................................     1,553        5,897
   *M & S Elektronik AG................................................................    19,600          193
   *Mannheimer AG Holding..............................................................    10,000       46,878
  #*Manz AG............................................................................    35,959      883,971
   *Mediclin AG........................................................................   845,838    4,450,590
  #*Medigene AG........................................................................    46,693       71,162
   *Mosaic Software AG.................................................................    12,800          472
    Nexus AG...........................................................................   229,735    2,108,105
   *Norddeutsche Steingut AG...........................................................     7,590       79,473
  #*Nordex SE..........................................................................   846,747    3,168,184
    Nordwest Handel AG.................................................................    10,813      141,152
  #*Patrizia Immobilien AG.............................................................   156,321      955,790
   *Pfleiderer AG......................................................................   875,247      227,098
    PNE Wind AG........................................................................   154,084      264,757
  #*Praktiker AG....................................................................... 1,462,872    2,360,185
    Progress-Werk Oberkirch AG.........................................................       246        9,790
    REALTECH AG........................................................................    23,387      117,746
    Rheinmetall AG.....................................................................   458,784   22,886,238
   *Rohwedder AG.......................................................................    44,910        7,294
    Ruecker AG.........................................................................    23,598      464,299
  #*SAF-Holland SA.....................................................................   417,223    2,373,354
    Salzgitter AG......................................................................    33,156    1,205,437
  #*Singulus Technologies AG........................................................... 1,160,794    2,927,903
   #Sixt AG............................................................................   276,220    4,919,405
    SKW Stahl-Metallurgie Holding AG...................................................    36,745      556,971
  #*Sky Deutschland AG.................................................................   717,364    2,187,032
   #Solarworld AG...................................................................... 1,454,456    2,119,995
   *Solon SE...........................................................................    76,496        7,463
   *Stoehr & Co. AG....................................................................    37,709       94,367
   #Suedzucker AG......................................................................    32,454    1,118,162
  #*Suss Microtec AG...................................................................   343,055    3,841,551
    Syzygy AG..........................................................................   148,692      624,534
   #TAG Immobilien AG..................................................................   570,549    5,491,732
   *Technotrans AG.....................................................................    45,083      339,634
   *Textilgruppe Hof AG................................................................    22,530      181,537
   *Tipp24 SE..........................................................................       598       25,577
  #*TUI AG............................................................................. 3,300,302   21,275,876
    UMS United Medical Systems International AG........................................    63,606      553,661
    UmweltBank AG......................................................................    23,504      773,602
  #*Verbio AG..........................................................................   196,013      625,793
   *Vestcorp AG........................................................................   133,777       73,905
   *Vivacon AG.........................................................................   195,782      165,449
    VTG AG.............................................................................    38,785      577,441
   #Wacker Neuson SE...................................................................   377,918    5,606,917
  #*Washtec AG.........................................................................       147        1,623
    Westag & Getalit AG................................................................     9,856      218,487
    Wuerttembergische Lebensversicherung AG............................................    14,461      264,336
    Wuerttembergische Metallwarenfabrik AG.............................................    78,560    4,501,149
   *Zapf Creation AG...................................................................     2,599        1,920
                                                                                                  ------------
TOTAL GERMANY..........................................................................            367,430,318
                                                                                                  ------------
GREECE -- (0.2%)
   *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products....   173,961        8,776
   *Alco Hellas ABEE S.A...............................................................     6,090        2,459
   *Alpha Bank A.E..................................................................... 3,412,110    5,052,520
   *Anek Lines S.A.....................................................................   927,376       97,945
   *Athens Medical Center S.A..........................................................   103,286       37,414
   *Atlantic Supermarkets S.A..........................................................   129,593       12,756
   *Atti-Kat S.A....................................................................... 1,024,038       41,700
   *Bank of Cyprus P.L.C............................................................... 3,206,782      864,056

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

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CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
GREECE -- (Continued)
   *Bitros Holdings S.A...............................................       8,817 $     4,444
   *EFG Eurobank Ergasias S.A.........................................   1,088,125     899,755
    Ellaktor S.A......................................................     724,725     926,416
   *Elval - Hellenic Aluminium Industry S.A...........................      22,597      23,583
   *Ergas S.A.........................................................     104,948      18,078
   *ETEM S.A..........................................................      38,820       9,752
   *Etma Rayon S.A....................................................      39,176      67,965
   *Forthnet S.A......................................................     377,027      38,967
    GEK Terna S.A.....................................................     596,933     632,306
   *Halkor S.A........................................................     138,930      65,160
   *Hellenic Cables S.A...............................................      88,029     112,193
   *Hellenic Sugar Industry S.A.......................................       2,477       2,489
   *Inform P. Lykos S.A...............................................      27,351      24,414
   *Intracom Holdings S.A.............................................   1,955,291     398,165
   *Intracom Technical & Steel Constructions S.A......................       1,289         716
    J&P-Avax S.A......................................................     100,806     102,928
   *Karatzis S.A......................................................      14,986      34,483
   *Kathimerini Publishing S.A........................................      69,790      32,532
    Loulis Mills S.A..................................................      98,756     173,634
   *Marfin Investment Group Holdings S.A..............................   9,731,805   2,167,570
   *Marfin Popular Bank S.A...........................................  13,058,635     959,233
   *Michaniki S.A.....................................................   1,434,191     297,681
   *National Bank of Greece S.A.......................................     664,427   1,034,386
   *Nirefs Acquaculture S.A...........................................     202,137      74,012
   *Pegasus Publishing SA.............................................      43,406       8,263
   *Piraeus Bank S.A..................................................   7,074,187   1,925,296
   *Proton Bank S.A...................................................     755,752          --
   *Real Estate Development & Services S.A............................     127,940      67,591
    S&B Industrial Minerals S.A.......................................     137,495     796,142
   *Sanyo Hellas S.A..................................................     458,186      11,275
   *Selected Textile S.A..............................................     125,495      68,867
   *Sfakianakis S.A...................................................      11,719      12,980
   *Sidenor Steel Products Manufacturing Co. S.A......................      99,668      67,886
   *T Bank S.A........................................................   1,210,617          --
   *Technical Olympic S.A.............................................     243,263     370,759
   *Teletypos S.A. Mega Channel.......................................      13,306      10,431
   *Themeliodomi S.A..................................................     140,360      63,899
   *Thrace Plastics Co. S.A...........................................      81,953      58,395
   *TT Hellenic Postbank S.A..........................................      70,453      23,977
   *Viohalco Hellenic Copper and Aluminum Industry S.A................     166,716     448,249
   *Vioter S.A........................................................     174,332      20,710
                                                                                   -----------
TOTAL GREECE..........................................................              18,173,208
                                                                                   -----------
HONG KONG -- (2.0%)
    Allan International Holdings, Ltd.................................      10,000       2,640
    Allied Group, Ltd.................................................   2,157,000   4,826,994
    Allied Properties (H.K.), Ltd.....................................  40,152,372   5,162,861
   *Apac Resources, Ltd...............................................  12,920,000     413,934
    APT Satellite Holdings, Ltd.......................................   2,389,250     590,789
    Asia Financial Holdings, Ltd......................................   4,080,106   1,455,268
    Asia Standard Hotel Group, Ltd....................................   2,275,800     201,191
    Asia Standard International Group, Ltd............................   2,840,000     431,542
    Associated International Hotels, Ltd..............................   1,683,000   3,574,352
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd...................   1,480,000      24,026
   *Bel Global Resources Holdings, Ltd................................  16,756,000     306,827
   *Burwill Holdings, Ltd.............................................   3,410,000      48,080
    Century City International Holdings, Ltd..........................  31,035,300   2,025,952
    Century Sunshine Group Holdings, Ltd..............................   5,740,000     179,130
    Champion Technology Holdings, Ltd................................. 120,023,689   1,589,361
    Chen Hsong Holdings, Ltd..........................................   1,338,000     374,345
    Cheuk Nang Holdings, Ltd..........................................   4,083,926   1,577,094

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

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                            SHARES    VALUE++
                                                                            ------    -------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd.............................   2,406,491 $2,870,589
   *China Billion Resources, Ltd......................................  64,707,136         --
   *China Energy Development Holdings, Ltd............................   7,744,000     97,403
    China Motor Bus Co., Ltd..........................................      38,600    299,194
   *China Ocean Shipbuilding Industry Group, Ltd......................   1,981,000     17,564
   *China Renji Medical Group, Ltd.................................... 166,994,000         --
    China WindPower Group, Ltd........................................   3,430,000    100,010
    Chinney Investments, Ltd..........................................   1,924,000    239,150
    Chong Hing Bank, Ltd..............................................     371,000    591,440
    Chuang's China Investments, Ltd...................................  21,028,000  1,170,734
    Chuang's Consortium International, Ltd............................  20,977,773  2,234,240
   *Chun Wo Development Holdings, Ltd.................................   6,931,143    364,829
   *Continental Holdings, Ltd.........................................   1,250,000     13,351
    Cosmos Machinery Enterprises, Ltd.................................     727,400     35,957
    CSI Properties, Ltd...............................................  60,715,476  2,773,596
   *CST Mining Group, Ltd.............................................  24,752,000    367,922
    Dah Sing Financial Holdings, Ltd..................................     214,850    684,070
  #*Dan Form Holdings Co., Ltd........................................  19,223,896  2,072,199
   *Dejin Resources Group Co., Ltd....................................   6,957,000     91,179
   *DVN Holdings, Ltd.................................................   7,179,609    215,746
    Emperor International Holdings, Ltd...............................  27,846,333  5,708,076
   *EPI Holdings, Ltd.................................................  26,926,388    629,327
   *eSun Holdings, Ltd................................................  12,642,400  1,621,566
   *Ezcom Holdings, Ltd...............................................      67,280        416
    Far East Consortium International, Ltd............................   5,175,260    937,851
   *First Natural Foods Holdings, Ltd.................................   6,810,000         --
    Fountain SET Holdings, Ltd........................................  13,558,000  1,445,400
   *Frasers Property China, Ltd.......................................  41,172,000  1,117,503
    Get Nice Holdings, Ltd............................................  73,662,000  3,027,584
    Gold Peak Industries Holding, Ltd.................................   7,170,907    710,999
    Golden Resources Development International, Ltd...................  11,811,000    538,366
   *Grande Holdings, Ltd..............................................   3,082,000    162,949
    Great Eagle Holdings, Ltd.........................................   3,071,159  7,741,307
    Guangnan Holdings, Ltd............................................     896,000    102,350
  #*Hang Fung Gold Technology, Ltd....................................  10,027,108         --
    Hanny Holdings, Ltd...............................................     103,028      2,798
    Harbour Centre Development, Ltd...................................   2,295,000  2,752,292
    High Fashion International, Ltd...................................     996,000    345,763
    HKR International, Ltd............................................  14,979,998  5,513,822
    Hon Kwok Land Investment Co., Ltd.................................   7,798,935  2,655,414
   #Hong Kong & Shanghai Hotels, Ltd..................................     122,920    155,690
    Hong Kong Ferry Holdings, Ltd.....................................   1,791,000  1,517,267
   *Hong Kong Parkview Group, Ltd. (The)..............................     442,000     84,289
    Hongkong Chinese, Ltd.............................................  23,587,100  3,632,921
   *Huafeng Group Holdings, Ltd.......................................  23,376,000    614,080
    Hung Hing Printing Group, Ltd.....................................   1,021,275    164,659
   *I-Cable Communications, Ltd.......................................   3,834,000    154,970
  #*IRC, Ltd,.........................................................   1,344,000    116,969
    ITC Corp., Ltd....................................................   1,138,655     72,514
   *ITC Properties Group, Ltd.........................................     915,000    264,849
   *Jinchang Pharmaceutical Holdings, Ltd.............................     507,600         --
   *Jinhui Holdings, Ltd..............................................   2,422,000    400,373
    Jiuzhou Development Co., Ltd......................................  18,308,000  1,440,472
    K Wah International Holdings, Ltd.................................     141,522     51,474
    Kantone Holdings, Ltd.............................................  34,313,975    286,641
    Keck Seng Investments (Hong Kong), Ltd............................   2,936,000  1,176,358
    Kin Yat Holdings, Ltd.............................................     864,000    103,245
   *King Stone Energy Group, Ltd......................................   2,041,000     92,913
    Kowloon Development Co., Ltd......................................   7,743,277  7,538,593
    Kwoon Chung Bus Holdings, Ltd.....................................   1,402,000    264,196
   *Lai Sun Development Co., Ltd...................................... 230,675,666  4,169,718

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

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
HONG KONG -- (Continued)
   *Lai Sun Garment International, Ltd................................ 35,306,000 $ 3,676,278
    Lam Soon Hong Kong, Ltd...........................................    139,250      72,743
    Lippo China Resources, Ltd........................................  9,082,000     186,793
    Lippo, Ltd........................................................  4,694,500   1,932,052
   #Liu Chong Hing Investment, Ltd....................................  2,588,000   2,505,134
    Luen Thai Holdings, Ltd...........................................  3,289,000     388,949
    Luks Group (Vietnam Holdings) Co., Ltd............................    982,642     221,045
    Magnificent Estates, Ltd.......................................... 42,424,600   1,583,298
    Miramar Hotel & Investment Co., Ltd...............................  1,658,000   1,763,985
   *Mongolia Energy Corp., Ltd........................................  1,043,000      40,702
    Nanyang Holdings, Ltd.............................................    101,350     320,276
    National Electronics Holdings, Ltd................................  5,154,408     617,458
   #Neo-Neon Holdings, Ltd............................................  9,812,500     991,599
    New Century Group Hong Kong, Ltd..................................    792,000      15,762
   *New Smart Energy Group, Ltd....................................... 77,500,000     416,383
   *New Times Energy Corp., Ltd.......................................  6,684,300     683,370
   *Next Media, Ltd...................................................  2,286,000     146,746
   *Norstar Founders Group, Ltd.......................................    456,000          --
   *North Asia Resources Holdings, Ltd................................ 13,050,000     471,198
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............    165,000       8,576
   *Orient Power Holdings, Ltd........................................  2,182,573      52,913
   #Pacific Andes International Holdings, Ltd......................... 41,941,927   2,290,436
    Pacific Basin Shipping, Ltd.......................................    450,000     197,298
    Paliburg Holdings, Ltd............................................ 11,753,041   3,559,164
    Playmates Holdings, Ltd...........................................  2,665,700   1,197,991
    Pokfulam Development Co., Ltd.....................................    268,000     349,466
    Polytec Asset Holdings, Ltd....................................... 29,674,190   2,700,246
    Public Financial Holdings, Ltd....................................    732,444     310,580
    PYI Corp., Ltd.................................................... 79,729,370   1,807,028
    Regal Hotels International Holdings, Ltd..........................  6,600,623   2,555,957
    Rivera Holdings, Ltd..............................................  4,405,468     112,962
   *San Miguel Brewery Hong Kong, Ltd.................................    920,400     133,620
   *Sanyuan Group, Ltd................................................    258,750       5,005
    SEA Holdings, Ltd.................................................  1,635,000     736,358
    Shenzhen High-Tech Holdings, Ltd..................................  2,776,000     167,225
   *Shougang Concord Technology Holdings, Ltd.........................    570,000      26,097
   *Shun Ho Resources Holdings, Ltd...................................    486,000      69,260
    Shun Tak Holdings, Ltd............................................ 34,788,546  12,055,550
    Sing Tao News Corp., Ltd..........................................    334,000      42,815
    SOCAM Development, Ltd............................................  3,280,120   3,165,467
    Soundwill Holdings, Ltd...........................................    256,000     376,599
   *South China (China), Ltd.......................................... 10,657,216     729,304
   *South China Holdings, Ltd.........................................  1,560,800      71,520
   *South China Land, Ltd............................................. 25,511,066     302,223
   *Styland Holdings, Ltd.............................................  1,835,995      24,562
    Sun Hung Kai & Co., Ltd...........................................  1,671,055     803,635
   *Sunway International Holdings, Ltd................................    280,000       6,910
   *Superb Summit International Timber Co., Ltd....................... 47,530,000     513,018
   #Sustainable Forest Holdings, Ltd.................................. 81,872,250   1,678,684
    Symphony Holdings, Ltd............................................  7,640,250     331,571
    Tai Cheung Holdings, Ltd..........................................  4,640,000   3,217,577
    Tai Sang Land Development, Ltd....................................    857,900     311,266
   *Talent Property Group, Ltd........................................  1,665,000      47,856
   #Tan Chong International, Ltd......................................  3,984,000   1,064,071
   *Taung Gold International, Ltd.....................................  3,750,000      76,889
    Tern Properties Co., Ltd..........................................    168,000      64,980
    Tian Teck Land, Ltd...............................................    786,000     668,924
    Tungtex Holdings Co., Ltd.........................................    112,000      10,963
    Tysan Holdings, Ltd...............................................    714,000     135,610
   *Up Energy Development Group, Ltd..................................    358,000      46,457
    Upbest Group, Ltd.................................................  2,700,000     253,606

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
HONG KONG -- (Continued)
   *U-Right International Holdings, Ltd............................... 39,602,000 $     71,496
    Vedan International Holdings, Ltd.................................  4,352,000      290,920
    Victory City International Holdings, Ltd.......................... 19,992,425    1,924,803
    Wang On Group, Ltd................................................ 45,417,064      487,272
   *Warderly International Holdings, Ltd..............................  1,705,000      105,536
    Wing On Co. International, Ltd....................................  2,756,500    6,003,393
    Wing Tai Properties, Ltd..........................................  1,194,749      654,703
    Wong's International (Holdings), Ltd..............................    133,000       30,668
    Y. T. Realty Group, Ltd...........................................    100,000       24,775
    Yau Lee Holdings, Ltd.............................................  1,409,750      186,619
   *Yugang International, Ltd......................................... 24,150,000      127,160
                                                                                  ------------
TOTAL HONG KONG.......................................................             162,560,888
                                                                                  ------------
IRELAND -- (0.3%)
   *Aer Lingus Group P.L.C............................................  1,504,991    2,010,104
   *Allied Irish Banks P.L.C..........................................  1,087,177       66,883
   *Anglo Irish Bank Corp. P.L.C......................................    708,018           --
    Dragon Oil P.L.C..................................................     74,153      660,744
    FBD Holdings P.L.C................................................     50,043      484,616
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................    987,787      122,377
   *Grafton Group P.L.C. (B00MZ44)....................................      9,439       32,266
    Grafton Group P.L.C. (B00NKF3)....................................  1,540,887    5,260,802
    IFG Group P.L.C...................................................      9,918       17,986
   *McInerney Holdings P.L.C..........................................    360,646           --
   *Qualceram Shires P.L.C............................................     30,338        2,986
    Smurfit Kappa Group P.L.C.........................................  1,783,092   13,263,964
    United Drug P.L.C.................................................     87,471      226,000
                                                                                  ------------
TOTAL IRELAND.........................................................              22,148,728
                                                                                  ------------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd....................................  1,890,592    4,787,036
   *Alon Holdings Blue Square Israel, Ltd.............................     64,441      129,495
   *AL-ROV Israel, Ltd................................................     89,268    1,447,972
   *Alvarion, Ltd.....................................................  1,240,814      460,505
   *AudioCodes, Ltd...................................................     27,528       42,885
   *Biocell, Ltd......................................................     38,401      250,295
    Clal Industries & Investments, Ltd................................     89,589      249,203
    Clal Insurance Enterprises Holdings, Ltd..........................    277,221    2,348,928
    Delta-Galil Industries, Ltd.......................................     66,931      625,171
    Direct Insurance - I.D.I. Insurance Co., Ltd......................     76,454      154,438
   *El Al Israel Airlines, Ltd........................................  1,994,343      184,530
   *Elron Electronic Industries, Ltd..................................    211,705      673,519
   *Equital, Ltd......................................................      3,538       22,965
   *First International Bank of Israel, Ltd...........................    509,458    4,926,015
   *Formula Systems (1985), Ltd.......................................    134,014    1,986,380
   *Gilat Satellite Networks, Ltd.....................................    430,966    1,115,620
   *Hadera Paper, Ltd.................................................      8,349      285,101
   *Harel Insurance Investments & Finances, Ltd.......................    179,854    4,349,041
   *Israel Discount Bank, Ltd. Series A...............................  5,811,425    5,419,995
    Israel Land Development Co., Ltd. (The)...........................     42,990      251,623
   *Jerusalem Oil Exploration, Ltd....................................    188,389    3,193,400
   *Kardan Vehicle, Ltd...............................................      2,879       13,397
   *Kardan Yazamut, Ltd...............................................      9,138        1,178
   *Menorah Mivtachim Holdings, Ltd...................................    135,621      729,822
    Migdal Insurance & Financial Holding, Ltd.........................     43,778       40,420
   *Mizrahi Tefahot Bank, Ltd.........................................    236,192    1,770,794
    Neto Me Holdings, Ltd.............................................      1,267       38,965
   *Oil Refineries, Ltd...............................................  5,254,371    2,415,743
    Ormat Industries, Ltd.............................................    601,636    2,624,238
   *Phoenix Holdings, Ltd. (The)......................................    433,545      646,654
    Plasson, Ltd......................................................        297        6,539

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

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
ISRAEL -- (Continued)
   *Retalix, Ltd......................................................     93,632 $ 1,962,357
   *Union Bank of Israel, Ltd.........................................    552,986   1,418,405
                                                                                  -----------
TOTAL ISRAEL..........................................................             44,572,629
                                                                                  -----------
ITALY -- (2.3%)
    Acegas-APS SpA....................................................    325,253   1,639,571
   *Aedes SpA.........................................................  1,459,701     126,223
   *Arnoldo Mondadori Editore SpA.....................................     56,651      63,522
   #Banca Finnat Euramerica SpA.......................................    124,516      36,315
   *Banca Monte Dei Paschi di Siena SpA...............................  1,865,707     412,263
   #Banca Piccolo Credito Valtellinese Scarl..........................  3,388,967   4,426,694
   #Banca Popolare dell'Emilia Romagna Scarl..........................  1,599,398   6,952,451
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................  1,685,288   2,008,223
  #*Banca Popolare di Milano Scarl.................................... 77,876,899  35,653,973
    Banco di Desio e della Brianza SpA................................      1,411       2,827
   *Banco Popolare Scarl.............................................. 17,029,468  19,831,234
   *Brioschi Sviluppo Immobiliare SpA.................................    403,343      41,612
   #Buzzi Unicem SpA..................................................  1,230,674  12,334,252
   #C.I.R. SpA - Compagnie Industriali Riunite........................  5,260,737   5,292,610
    Caltagirone Editore SpA...........................................    717,734     750,176
    Caltagirone SpA...................................................    609,418     835,951
    Cembre SpA........................................................        607       4,494
    Cementir Holding SpA..............................................  2,010,356   3,336,492
    Centrale del Latte di Torino & Co. SpA............................     81,028     143,260
   #Credito Artigiano SpA.............................................  1,286,247   1,275,556
   #Credito Emiliano SpA..............................................    117,642     398,113
    CSP International Fashion Group SpA...............................    163,551     164,059
   *d'Amico International Shipping S.A................................    101,835      46,262
    De Longhi SpA.....................................................  1,014,596  11,198,049
   *DeA Capital SpA...................................................    381,686     596,907
   *Delclima SpA......................................................    887,765     565,438
   *EEMS Italia SpA...................................................    403,696      96,608
    ERG SpA...........................................................     87,629     614,468
  #*Eurotech SpA......................................................    326,937     452,605
   #Falck Renewables SpA..............................................    889,656     960,484
  #*Finmeccanica SpA..................................................  3,575,648  13,064,742
  #*Fondiaria-Sai SpA.................................................  7,002,324   8,583,141
    Gefran SpA........................................................    123,995     434,027
  #*Gemina SpA........................................................  9,502,992   7,321,758
   *Gruppo Ceramiche Ricchetti SpA....................................    160,871      30,414
   *I Grandi Viaggi SpA...............................................    273,434     149,621
    Immsi SpA.........................................................  2,206,267   1,206,709
    Industria Romagnola Conduttori Elettrici SpA......................    155,207     292,127
   *Intek SpA.........................................................  1,098,860     478,764
   #Italcementi SpA...................................................  1,819,279   7,474,315
   *Italmobiliare SpA.................................................    167,067   2,217,020
   *KME Group SpA.....................................................  5,359,454   2,003,742
  #*Milano Assicurazioni SpA.......................................... 19,395,939   6,419,048
   *Monrif SpA........................................................    178,855      53,104
   *Montefibre SpA....................................................  1,179,629      73,154
   *Pagnossin SpA.....................................................     79,000          --
   #Pirelli & C. SpA..................................................    659,215   6,657,133
   *Poligrafici Editoriale SpA........................................    208,135      79,399
  #*Prelios SpA.......................................................  8,982,654   1,096,238
  #*Premafin Finanziaria SpA..........................................  5,629,637   1,115,849
   *Reno de Medici SpA................................................  3,313,743     450,666
   *Retelit SpA.......................................................    260,609     104,187
   *Safilo Group SpA..................................................    429,359   2,754,962
   *Snia SpA..........................................................    271,793      33,241
    Sol SpA...........................................................    102,877     556,815
   *Uni Land SpA......................................................     37,715          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
ITALY -- (Continued)
    Unione di Banche Italiane ScpA....................................   107,931 $    312,586
  #*Unipol Gruppo Finanziario SpA..................................... 5,789,875   14,343,255
    Vianini Industria SpA.............................................   180,704      252,019
    Vianini Lavori SpA................................................   344,977    1,161,659
    Vittoria Assicurazioni SpA........................................     2,506       13,097
                                                                                 ------------
TOTAL ITALY...........................................................            188,993,484
                                                                                 ------------
JAPAN -- (23.9%)
    77 Bank, Ltd. (The)...............................................   313,000    1,178,084
    A&D Co., Ltd......................................................    99,700      368,444
    Achilles Corp..................................................... 1,695,000    2,284,769
    Adeka Corp........................................................   365,900    3,080,843
    Agro-Kanesho Co., Ltd.............................................    36,000      207,023
    Ahresty Corp......................................................   439,300    2,964,591
   #Aichi Bank, Ltd. (The)............................................   194,100    9,611,518
    Aichi Corp........................................................    68,300      306,383
    Aichi Steel Corp..................................................   579,000    2,192,877
    Aida Engineering, Ltd............................................. 1,020,400    6,058,581
    Aigan Co., Ltd....................................................   364,800    1,501,352
    Airport Facilities Co., Ltd.......................................   513,600    2,357,429
   *Aisan Industry Co., Ltd...........................................   185,830    1,502,563
    Akita Bank, Ltd. (The)............................................ 4,362,000   11,916,950
   #Alpen Co., Ltd....................................................   293,500    5,529,357
    Alpha Corp........................................................    29,600      314,643
    Alpha Systems, Inc................................................    36,860      473,519
    Alpine Electronics, Inc...........................................     9,900      103,917
    Alps Logistics Co., Ltd...........................................    21,900      219,528
    Altech Co., Ltd...................................................    82,400      192,483
   #Ando Corp......................................................... 1,636,000    2,039,151
    AOC Holdings, Inc.................................................   888,900    2,905,757
    AOI Electronic Co., Ltd...........................................    32,700      459,719
    AOI Pro, Inc......................................................     8,000       53,531
    AOKI Holdings, Inc................................................   341,261    7,586,448
    Aomori Bank, Ltd. (The)...........................................   328,000      990,475
    Aoyama Trading Co., Ltd........................................... 1,373,199   26,823,970
    Arakawa Chemical Industries, Ltd..................................   335,800    2,779,812
    Araya Industrial Co., Ltd......................................... 1,022,000    1,377,337
    Arisawa Manufacturing Co., Ltd....................................   756,682    1,941,300
    Asahi Kogyosha Co., Ltd...........................................   472,000    1,756,617
    Asahi Organic Chemicals Industry Co., Ltd......................... 1,504,000    3,712,509
  #*Asanuma Corp...................................................... 1,002,000      700,863
   #Asax Co., Ltd.....................................................        13       13,270
  #*Ashimori Industry Co., Ltd........................................ 1,105,000    1,434,228
    Asia Air Survey Co., Ltd..........................................    65,000      220,224
    ASKA Pharmaceutical Co., Ltd......................................   493,000    2,683,722
    Asti Corp.........................................................    70,000      179,224
    Asunaro Aoki Construction Co., Ltd................................   725,000    3,640,087
   #Ataka Construction & Engineering Co., Ltd.........................   148,000      715,291
    Atsugi Co., Ltd................................................... 5,237,000    6,214,517
    Bank of Iwate, Ltd. (The).........................................   309,900   13,023,364
    Bank of Kochi, Ltd. (The).........................................    20,000       20,608
   #Bank of Nagoya, Ltd. (The)........................................ 3,257,706    9,843,717
    Bank of Okinawa, Ltd. (The).......................................   137,750    5,825,014
    Bank of Saga, Ltd. (The).......................................... 2,780,000    6,543,959
    Bank of the Ryukyus, Ltd..........................................   779,900    9,546,973
    Belc Co., Ltd.....................................................     5,662       80,503
    Belluna Co., Ltd..................................................   593,062    4,735,476
  #*Best Denki Co., Ltd............................................... 1,659,500    3,180,906
   *Bunka Shutter Co., Ltd............................................   589,016    2,632,399
    Cawachi, Ltd......................................................   339,400    6,846,408
    Central Glass Co., Ltd............................................ 2,009,000    7,427,915

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Central Security Patrols Co., Ltd.................................    38,800 $  393,209
   *Chiba Kogyo Bank, Ltd. (The)......................................   179,600    969,662
    Chiyoda Integre Co., Ltd..........................................    18,500    218,057
    Chodai Co., Ltd...................................................    19,000     51,010
    Chofu Seisakusho Co., Ltd.........................................   251,000  5,545,872
    Chubu Shiryo Co., Ltd.............................................   305,200  1,962,434
    Chudenko Corp.....................................................   579,760  5,474,100
    Chuetsu Pulp & Paper Co., Ltd..................................... 1,940,000  3,451,467
    Chugoku Marine Paints, Ltd........................................    62,000    302,877
    Chukyo Bank, Ltd. (The)........................................... 1,707,000  3,671,930
   #Chuo Denki Kogyo Co., Ltd.........................................   242,000    969,060
    Chuo Gyorui Co., Ltd..............................................   626,000  1,510,619
    Chuo Spring Co., Ltd..............................................   941,000  3,284,758
    Cleanup Corp......................................................   548,900  3,417,647
   #CMK Corp..........................................................   990,800  3,479,249
    Coca-Cola Central Japan Co., Ltd..................................   660,800  8,491,632
    Computer Engineering & Consulting, Ltd............................   206,100  1,174,956
    Corona Corp.......................................................   376,300  4,778,483
    Cresco, Ltd.......................................................    48,800    362,995
   #Cross Plus, Inc...................................................    77,700    762,328
    CTI Engineering Co., Ltd..........................................   259,100  1,481,851
    Daibiru Corp......................................................   129,300    902,922
    Dai-Dan Co., Ltd..................................................   618,000  3,539,840
    Daido Kogyo Co., Ltd..............................................   600,447  1,061,470
  #*Daiei, Inc. (The)................................................. 2,426,500  5,593,570
   *Daihatsu Diesel Manufacturing Co., Ltd............................    14,000     39,422
   #Daiho Corp........................................................ 1,395,000  1,593,543
    Daiichi Kogyo Seiyaku Co., Ltd....................................   641,000  1,888,917
   #Daiki Aluminium Industry Co., Ltd.................................   203,000    576,366
    Daiko Clearing Services Corp......................................   344,600  1,256,566
    Daikoku Denki Co., Ltd............................................    64,200  1,179,662
    Daimaruenawin Co., Ltd............................................    10,600     82,157
    Dainichi Co., Ltd.................................................   277,900  2,252,415
    Daisan Bank, Ltd. (The)...........................................   667,000  1,213,050
    Daishi Bank, Ltd. (The)........................................... 3,131,932  9,163,121
   *Daishinku Corp....................................................    42,000    113,672
    Daito Bank, Ltd. (The)............................................ 2,817,000  2,218,669
    Daiwa Industries, Ltd.............................................   296,000  1,410,607
    Daiwa Odakyu Construction Co., Ltd................................   177,500    400,262
    DC Co., Ltd.......................................................   430,400  1,299,552
   #DCM Holdings Co., Ltd............................................. 1,247,300  8,652,583
    Denyo Co., Ltd....................................................   115,500  1,325,857
    DMW Corp..........................................................    58,800  1,088,860
    Doutor Nichires Holdings Co., Ltd.................................    42,500    531,100
    Dydo Drinco, Inc..................................................    59,700  2,784,896
    Dynic Corp........................................................   131,000    252,985
   #Edion Corp........................................................ 1,740,800  8,386,873
    Ehime Bank, Ltd. (The)............................................ 2,136,000  5,767,876
    Eidai Co., Ltd....................................................   231,000  1,081,203
    Eighteenth Bank, Ltd. (The)....................................... 3,815,000  9,608,334
    Eizo Nanao Corp...................................................     3,400     65,999
    ESPEC Corp........................................................   456,600  4,189,146
    Excel Co., Ltd....................................................    64,600    598,259
   *F&A Aqua Holdings, Inc............................................     1,159     12,190
    Faith, Inc........................................................     2,863    304,527
    Felissimo Corp....................................................     6,800     95,306
  #*Ferrotec Corp.....................................................    96,000    484,453
    FIDEA Holdings Co., Ltd...........................................   120,700    232,508
    Fine Sinter Co., Ltd..............................................    84,000    297,958
  #*First Baking Co., Ltd.............................................   267,000    281,584
    Fuji Soft, Inc....................................................    44,300    685,790

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Fujicco Co., Ltd..................................................   314,600 $ 3,870,072
    Fujikura Kasei Co., Ltd...........................................    42,100     198,258
    Fujikura Rubber, Ltd..............................................    43,100     150,988
    Fujikura, Ltd..................................................... 9,515,000  28,516,145
    Fujitsu Frontech, Ltd.............................................   392,600   2,156,491
    FuKoKu Co., Ltd...................................................    30,200     281,207
   #Fukuda Corp.......................................................   468,000   1,634,209
    Fukui Bank, Ltd. (The)............................................   373,000     825,932
   #Fukushima Bank, Ltd. (The)........................................   734,000     503,406
    Fukushima Industries Corp.........................................     4,400      62,242
   #Fukuyama Transporting Co., Ltd.................................... 2,161,000  12,088,020
    Funai Electric Co., Ltd...........................................     4,300      54,914
   *Furuno Electric Co., Ltd..........................................     2,400       9,498
    Furusato Industries, Ltd..........................................    66,600     655,650
    Fuso Dentsu Co., Ltd..............................................     5,000      22,793
    Fuso Pharmaceutical Industries, Ltd...............................     5,000      15,166
    Futaba Corp.......................................................   850,800  12,659,849
    Gakken Holdings Co., Ltd.......................................... 1,799,000   3,778,524
    Gecoss Corp.......................................................   446,600   2,336,294
    Godo Steel, Ltd................................................... 3,176,000   6,108,950
    Goldcrest Co., Ltd................................................   301,270   4,638,086
   *Gourmet Kineya Co., Ltd...........................................   102,000     658,263
   #GSI Creos Corp....................................................   164,000     221,014
   #Gun Ei Chemical Industry Co., Ltd................................. 1,356,000   3,556,715
    Gunze, Ltd........................................................ 4,150,000  10,930,739
    Hakuto Co., Ltd...................................................   335,700   3,395,544
    Hanwa Co., Ltd....................................................   439,000   1,566,625
    Harima Chemicals, Inc.............................................   399,200   2,180,311
    Haruyama Trading Co., Ltd.........................................   292,600   1,633,217
    Heiwa Real Estate Co., Ltd........................................ 3,011,500   7,020,143
    Heiwado Co., Ltd..................................................   259,024   3,731,677
    Hibiya Engineering, Ltd...........................................   709,800   7,933,088
    Higashi-Nippon Bank, Ltd.......................................... 2,522,000   5,494,559
    Higo Bank, Ltd. (The)............................................. 1,946,000  10,248,585
   *HI-LEX Corp.......................................................     1,200      18,687
    Hisaka Works, Ltd.................................................    15,000     122,731
   *Hitachi Cable, Ltd................................................   276,000     472,783
    Hitachi Medical Corp..............................................   651,000   8,495,808
    Hitachi Metals Techno, Ltd........................................    48,500     366,394
    Hodogaya Chemical Co., Ltd........................................    58,000     157,438
    Hokkaido Coca-Cola Bottling Co., Ltd..............................   466,000   2,349,224
    Hokkan Holdings, Ltd..............................................   959,000   2,683,049
    Hokko Chemical Industry Co., Ltd..................................   392,000   1,068,953
    Hokkoku Bank, Ltd. (The).......................................... 3,607,159  13,099,559
    Hokuetsu Bank, Ltd. (The)......................................... 3,178,000   6,056,209
    Hokuetsu Kishu Paper Co., Ltd..................................... 3,431,774  15,778,257
    Hokuriku Electrical Construction Co., Ltd.........................   197,000     579,819
   *H-One Co., Ltd....................................................     2,500      23,642
    Hosiden Corp...................................................... 1,047,800   6,144,280
   #Hurxley Corp......................................................    18,600     142,499
    Hyakugo Bank, Ltd. (The).......................................... 3,101,855  12,986,164
    Hyakujishi Bank, Ltd. (The)....................................... 1,787,000   6,559,089
    I Metal Technology Co., Ltd.......................................   423,000     709,761
    Ichikawa Co., Ltd.................................................   290,000     538,583
    Ichinen Holdings Co., Ltd.........................................     4,828      25,458
    Ihara Chemical Industry Co., Ltd..................................   861,000   4,137,713
   *Imasen Electric Industrial Co., Ltd...............................   133,199   1,873,759
    Impress Holdings, Inc.............................................   298,700     409,875
   #Inaba Seisakusho Co., Ltd.........................................   106,700   1,364,818
    Inabata & Co., Ltd................................................ 1,090,300   6,698,354
   #Ines Corp......................................................... 1,161,300   6,988,845

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Information Services International-Dentsu, Ltd....................   157,500 $ 1,320,060
    Innotech Corp.....................................................   309,500   1,427,469
   *Inui Steamship Co., Ltd...........................................   541,800   1,533,041
   *Ishihara Sangyo Kaisha, Ltd.......................................   151,000     120,615
    Ishizuka Glass Co., Ltd...........................................   660,000   1,146,680
    IT Holdings Corp..................................................   594,000   6,146,712
    Itochu Enex Co., Ltd..............................................   817,400   4,441,426
    Itochu-Shokuhin Co., Ltd..........................................    11,100     410,736
    Itoham Foods, Inc................................................. 2,565,369  10,707,893
   #Itoki Corp........................................................   728,247   3,452,777
    Iwai Cosmo Holdings, Inc..........................................   267,300     996,537
    Iwaki & Co., Ltd..................................................   773,000   1,682,175
   *Iwasaki Electric Co., Ltd......................................... 1,321,000   2,324,329
  #*Iwatsu Electric Co., Ltd.......................................... 1,363,000   1,038,622
    Izumiya Co., Ltd.................................................. 1,714,000   8,522,029
   *Japan Asia Group, Ltd.............................................        --           7
    Japan Carlit Co., Ltd.............................................    76,300     360,016
    Japan Digital Laboratory Co., Ltd.................................   572,800   6,309,040
   #Japan Foundation Engineering Co., Ltd.............................   523,700   1,780,196
   #Japan Medical Dynamic Marketing, Inc..............................   447,400   1,304,780
    Japan Oil Transportation Co., Ltd.................................   576,000   1,349,454
    Japan Pulp & Paper Co., Ltd....................................... 1,492,000   4,980,996
   *Japan Radio Co., Ltd..............................................    35,000      74,223
    Japan Transcity Corp..............................................   926,000   3,142,695
    Jidosha Buhin Kogyo Co., Ltd......................................    56,000     245,720
    JIEC Co., Ltd.....................................................        41      48,514
   *JK Holdings Co., Ltd..............................................     1,200       5,515
    JMS Co., Ltd......................................................   701,000   2,349,728
   *Joban Kosan Co., Ltd..............................................   693,000     760,411
    J-Oil Mills, Inc..................................................   829,000   2,376,823
    Juroku Bank, Ltd.................................................. 2,003,000   6,547,456
    Kaga Electronics Co., Ltd.........................................   216,600   2,233,836
   #Kagoshima Bank, Ltd. (The)........................................ 2,547,500  15,316,693
    Kamei Corp........................................................   591,000   5,506,388
    Kanaden Corp......................................................   476,000   2,960,682
    Kanamoto Co., Ltd.................................................   461,000   5,220,046
    Kandenko Co., Ltd................................................. 2,319,000  10,942,936
    Kanematsu Electronics, Ltd........................................    72,600     801,799
    Kanto Natural Gas Development Co., Ltd............................   597,000   3,064,392
    Katakura Chikkarin Co., Ltd.......................................   250,000     671,891
   *Katakura Industries Co., Ltd......................................    27,900     231,766
   #Kato Works Co., Ltd...............................................   986,872   4,590,351
    KAWADA TECHNOLOGIES, Inc..........................................     8,500     119,394
    Kawasaki Kasei Chemicals, Ltd.....................................   651,000     811,443
  #*Kawasaki Kisen Kaisha, Ltd........................................ 9,009,000  13,643,346
    Kawasumi Laboratories, Inc........................................   281,300   1,626,489
    Keihanshin Building Co., Ltd......................................   132,600     587,802
    Keihin Co., Ltd. (The)............................................    65,000      75,337
    Keiyo Bank, Ltd. (The)............................................   612,000   2,743,163
   *Kenedix, Inc......................................................    54,045   7,095,752
   *KI Holdings Co., Ltd..............................................   334,000     430,795
    Kimura Unity Co, Ltd..............................................     1,600      15,172
    Kinki Sharyo Co., Ltd.............................................   360,000   1,307,100
   #Kirayaka Bank, Ltd................................................   120,800     124,456
    Kitagawa Iron Works Co., Ltd......................................    47,000      83,488
    Kita-Nippon Bank, Ltd. (The)......................................   167,200   4,566,170
    Kitano Construction Corp..........................................   709,000   1,528,174
    Kitazawa Sangyo Co., Ltd..........................................   247,000     527,783
    Kito Corp.........................................................       301     237,755
    Kiyo Holdings, Inc................................................   181,000     253,569
    Koa Corp..........................................................   253,589   2,254,345

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
   #Kohnan Shoji Co., Ltd.............................................   735,000 $ 8,765,784
    Koike Sanso Kogyo Co., Ltd........................................     8,000      20,703
   #Kojima Co., Ltd...................................................   709,300   2,281,794
   #Kokuyo Co., Ltd................................................... 1,969,711  14,635,764
   #KOMAIHALTEC, Inc..................................................   856,000   2,469,019
    Komatsu Seiren Co., Ltd...........................................   780,000   3,716,955
   #Komatsu Wall Industry Co., Ltd....................................   154,200   1,980,276
    Komori Corp....................................................... 1,463,200   8,778,508
   #Konaka Co., Ltd...................................................   542,949   6,234,205
    Kondotec, Inc.....................................................    15,900      89,148
    Konishi Co., Ltd..................................................   273,300   3,826,510
   #Kosei Securities Co., Ltd.........................................   551,000     535,760
    KRS Corp..........................................................   166,000   1,826,939
    KU Holdings Co., Ltd..............................................   182,900   1,101,187
   *Kumagai Gumi Co., Ltd............................................. 1,714,000   1,613,128
  #*Kumiai Chemical Industry Co., Ltd.................................   842,519   4,049,439
    Kurabo Industries, Ltd............................................ 5,589,000   9,528,321
   #Kurimoto, Ltd..................................................... 2,315,000   6,709,902
    Kuroda Electric Co., Ltd..........................................    66,400     775,292
    Kuroganeya Co., Ltd...............................................    35,600     136,990
    Kurosaki Harima Corp..............................................   113,000     237,650
    Kyodo Printing Co., Ltd........................................... 1,788,000   4,638,841
    Kyoei Sangyo Co., Ltd.............................................   337,000     633,118
    Kyoei Steel, Ltd..................................................   412,200   8,015,238
  #*Kyokuto Boeki Kaisha, Ltd.........................................   499,000     797,607
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   830,750   7,417,517
    Kyokuto Securities Co., Ltd.......................................    61,300     444,511
    Kyoritsu Maintenance Co., Ltd.....................................    11,200     241,967
    Kyosan Electric Manufacturing Co., Ltd............................   338,000   1,383,718
    Kyowa Leather Cloth Co., Ltd......................................   377,300   1,300,378
    Kyudenko Corp..................................................... 1,079,000   6,148,327
    LEC, Inc..........................................................   141,000   1,815,171
   *Leopalace21 Corp.................................................. 2,426,815   8,118,935
   *Lonseal Corp......................................................   306,000     291,024
   #Look, Inc.........................................................    32,000     217,899
    Macnica, Inc......................................................   234,600   4,948,379
    Maeda Corp........................................................ 4,368,000  20,896,373
    Maeda Road Construction Co., Ltd.................................. 1,403,000  18,659,690
   #Maezawa Industries, Inc...........................................   219,500     531,196
    Maezawa Kasei Industries Co., Ltd.................................   227,500   2,512,190
    Maezawa Kyuso Industries Co., Ltd.................................   126,700   1,730,710
    Marubun Corp......................................................   444,300   1,946,181
    Marudai Food Co., Ltd............................................. 3,070,000  11,550,808
  #*Maruei Department Store Co., Ltd..................................   555,400     613,674
    Maruetsu, Inc. (The)..............................................    42,000     153,973
    Marufuji Sheet Piling Co., Ltd....................................    72,000     180,418
    Marusan Securities Co., Ltd.......................................   256,100     842,215
    Maruwn Corp.......................................................   288,800     682,056
    Maruzen Co., Ltd..................................................    20,000     140,110
    Maruzen Showa Unyu Co., Ltd....................................... 1,369,000   4,424,613
    Matsui Construction Co., Ltd......................................   417,700   1,679,034
    Maxvalu Tokai Co., Ltd............................................    56,600     803,933
   *Meiko Electronics Co., Ltd........................................    16,800     140,432
   *Meisei Industrial Co., Ltd........................................    34,000      93,335
   *Meito Transportation Co., Ltd.....................................       300       2,233
   #Meiwa Estate Co., Ltd.............................................   424,600   2,137,192
    Mesco, Inc........................................................    33,000     254,963
    Michinoku Bank, Ltd. (The)........................................ 2,723,000   5,395,721
   *Micronics Japan Co., Ltd..........................................     2,900       9,929
    Mie Bank, Ltd. (The)..............................................   749,000   1,648,715
    Mikuni Coca-Cola Bottling Co., Ltd................................   546,400   4,725,458

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Mikuni Corp.......................................................   172,000 $   375,358
    Mimasu Semiconductor Industry Co., Ltd............................   191,200   1,487,764
    Minato Bank, Ltd. (The)...........................................   507,000     915,902
   *Mirait Holdings Corp..............................................   745,940   5,407,403
    Mitani Corp.......................................................    48,200     576,149
    Mito Securities Co., Ltd.......................................... 1,204,000   2,220,207
    Mitsuba Corp......................................................   370,000   2,405,738
    Mitsubishi Kakoki Kaisha, Ltd.....................................   123,000     208,429
   *Mitsubishi Paper Mills, Ltd....................................... 2,011,000   1,686,733
    Mitsubishi Steel Manufacturing Co., Ltd...........................    92,000     193,756
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 7,156,000   8,974,718
   *Mitsui High-Tec, Inc..............................................   590,600   2,824,677
    Mitsui Home Co., Ltd..............................................     2,000      10,963
    Mitsui Knowledge Industry Co., Ltd................................     3,176     561,239
   *Mitsumi Electric Co., Ltd......................................... 2,325,200  14,943,681
    Mitsumura Printing Co., Ltd.......................................   111,000     349,300
    Mitsuuroko Holdings Co., Ltd......................................   795,000   5,279,186
    Miyachi Corp......................................................     1,400       8,838
  #*Miyaji Engineering Group, Inc.....................................   255,000     446,153
    Miyazaki Bank, Ltd. (The)......................................... 3,296,260   8,187,683
    Miyoshi Oil & Fat Co., Ltd........................................ 1,129,000   1,394,525
    Mizuno Corp.......................................................   546,395   2,833,460
   #Monex Group, Inc..................................................     2,647     429,561
    Morita Holdings Corp..............................................   138,000   1,013,304
    Morozoff, Ltd.....................................................   200,000     684,300
    Mory Industries, Inc..............................................   642,000   1,909,173
    Mr Max Corp.......................................................   646,600   2,521,556
    Murakami Corp.....................................................    19,000     231,994
    Musashino Bank, Ltd...............................................   365,400  10,108,172
   #Mutoh Holdings Co., Ltd...........................................   174,000     476,272
    Nagano Bank, Ltd. (The)........................................... 1,679,000   3,098,691
    Nagase & Co., Ltd.................................................   284,000   3,270,114
    Nakabayashi Co., Ltd..............................................   964,000   2,291,013
    Nakano Corp.......................................................    11,500      21,258
   *Nakayama Steel Works, Ltd......................................... 2,846,000   1,512,031
   *Namura Shipbuilding Co., Ltd......................................    15,100      46,348
    Nanto Bank, Ltd. (The)............................................   222,000     938,120
    NEC Capital Solutions, Ltd........................................   221,000   2,978,556
    Neturen Co., Ltd..................................................   295,000   2,161,288
   #Nice Holdings, Inc................................................ 1,615,000   3,826,882
    Nichia Steel Works, Ltd...........................................   884,200   2,268,022
    Nichiban Co., Ltd.................................................   616,000   1,995,827
    Nichicon Corp.....................................................    38,900     315,403
   *Nichiden Corp.....................................................     1,100      28,126
   #Nichimo Co., Ltd..................................................   869,000   1,762,424
    Nichireki Co., Ltd................................................   604,000   3,058,678
   #Nihon Eslead Corp.................................................   193,848   1,578,882
    Nihon Kagaku Sangyo Co., Ltd......................................    21,000     137,615
    Nihon Tokushu Toryo Co., Ltd......................................    76,800     325,381
    Nihon Yamamura Glass Co., Ltd..................................... 2,394,000   5,240,799
    Nikko Co., Ltd....................................................   546,000   2,128,288
    Nippo Corp........................................................ 1,787,000  21,297,534
    Nippon Beet Sugar Manufacturing Co., Ltd.......................... 3,263,000   6,851,874
   #Nippon Carbide Industries Co., Inc................................   630,000     853,365
    Nippon Chemical Industrial Co., Ltd............................... 2,024,000   2,828,576
   *Nippon Chemi-Con Corp.............................................   274,000     611,635
    Nippon Chutetsukan K.K............................................   576,000   1,211,127
   #Nippon Concrete Industries Co., Ltd............................... 1,084,000   3,099,114
    Nippon Denko Co., Ltd.............................................   101,000     316,928
    Nippon Densetsu Kogyo Co., Ltd....................................   283,000   2,819,103
    Nippon Denwa Shisetu Co., Ltd.....................................   845,000   2,671,474

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Nippon Felt Co., Ltd..............................................    73,100 $   372,154
    Nippon Fine Chemical Co., Ltd.....................................   214,000   1,419,605
    Nippon Flour Mills Co., Ltd....................................... 1,208,000   5,313,340
    Nippon Hume Corp..................................................   534,000   2,352,810
    Nippon Jogesuido Sekkei Co., Ltd..................................        15      19,218
  #*Nippon Kinzoku Co., Ltd...........................................   211,000     287,061
    Nippon Koei Co., Ltd.............................................. 1,485,000   5,374,675
    Nippon Konpo Unyu Soko Co., Ltd................................... 1,195,800  14,271,956
    Nippon Light Metal Co., Ltd....................................... 2,430,000   2,640,872
    Nippon Pillar Packing Co., Ltd....................................   171,000   1,283,690
    Nippon Rietec Co., Ltd............................................    33,000     152,365
    Nippon Road Co., Ltd. (The)....................................... 2,090,000   8,062,901
    Nippon Seiki Co., Ltd.............................................    44,000     431,584
    Nippon Seisen Co., Ltd............................................    23,000      99,748
  #*Nippon Sheet Glass Co., Ltd....................................... 8,627,000   7,958,492
    Nippon Signal Co., Ltd............................................     2,100      13,319
    Nippon Soda Co., Ltd.............................................. 1,909,000   7,880,027
    Nippon Systemware Co., Ltd........................................   199,100     795,445
    Nippon Thompson Co., Ltd..........................................   316,000   1,357,804
    Nippon Tungsten Co., Ltd..........................................   182,000     339,164
  #*Nippon Yakin Kogyo Co., Ltd....................................... 3,499,500   3,583,410
    Nippon Yusoki Co., Ltd............................................    36,000     102,783
    Nishikawa Rubber Co., Ltd.........................................     1,000      10,300
    Nishimatsu Construction Co., Ltd.................................. 7,232,073  12,480,827
   *Nishio Rent All Co., Ltd..........................................     5,200      62,437
   *Nishishiba Electric Co., Ltd......................................    78,000     115,424
    Nissei Plastic Industrial Co., Ltd................................    97,700     387,069
  #*Nissha Printing Co., Ltd..........................................    19,600     197,884
    Nisshin Fudosan Co., Ltd..........................................   364,100   2,115,272
    Nisshin Oillio Group, Ltd. (The).................................. 1,594,000   6,299,227
    Nisshin Steel Co., Ltd............................................ 1,665,000   1,832,024
    Nisshinbo Holdings, Inc...........................................    74,000     484,406
    Nissin Corp.......................................................   511,000   1,380,494
    Nissin Sugar Holdings Co., Ltd....................................   123,500   2,346,303
    Nissui Pharmaceutical Co., Ltd....................................   216,600   2,174,252
    Nittan Valve Co., Ltd.............................................   177,800     600,596
    Nittetsu Mining Co., Ltd.......................................... 1,942,000   7,146,980
   #Nitto FC Co., Ltd.................................................   243,100   1,610,313
    Nitto Fuji Flour Milling Co., Ltd.................................   370,000   1,396,935
    Nitto Seiko Co., Ltd..............................................    56,000     144,156
    Nohmi Bosai, Ltd..................................................   179,000   1,132,986
    Nomura Co., Ltd...................................................    46,000     147,777
    Noritake Co., Ltd.................................................   355,000     889,478
    Noritsu Koki Co., Ltd.............................................   518,300   2,378,330
   *NS United Kaiun Kaisha, Ltd....................................... 1,600,000   2,104,602
   *NTN Corp..........................................................   107,000     286,987
    Obayashi Road Corp................................................   793,000   2,057,428
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 2,191,000   7,549,376
    Ohara, Inc........................................................    65,900     576,594
    Oie Sangyo Co., Ltd...............................................     8,113      82,521
    Oita Bank, Ltd. (The)............................................. 3,682,000  11,666,587
    Okabe Co., Ltd....................................................   307,800   1,859,125
  #*OKK Corp.......................................................... 1,721,000   2,114,350
    Okumura Corp...................................................... 3,015,000  10,314,405
    Okura Industrial Co., Ltd......................................... 1,043,000   2,359,792
    Okuwa Co., Ltd....................................................   191,000   2,641,171
    Olympic Corp......................................................   377,600   3,733,702
    Onoken Co., Ltd...................................................   298,300   2,463,293
   #Osaka Organic Chemical Industry, Ltd..............................   129,900     650,331
    Osaka Steel Co., Ltd..............................................   594,600   9,982,710
   *OUG Holdings, Inc.................................................     4,000       7,546

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Oyo Corp..........................................................   516,400 $ 5,477,491
   #P.S. Mitsubishi Construction Co., Ltd.............................    34,900     152,609
    Pacific Industrial Co., Ltd....................................... 1,167,000   6,727,734
    Pacific Metals Co., Ltd...........................................    75,000     266,203
    Paltac Corp.......................................................     1,708      24,245
   #Parco Co., Ltd....................................................    11,300     143,004
    Paris Miki Holdings, Inc..........................................     1,900      11,740
    Piolax, Inc.......................................................   244,000   5,168,437
   *Renesas Electronics Corp..........................................    68,900     229,344
  #*Renown, Inc.......................................................   909,960   1,364,137
    Rheon Automatic Machinery Co., Ltd................................   304,000     734,311
    Rhythm Watch Co., Ltd............................................. 2,937,000   4,668,803
    Ricoh Leasing Co., Ltd............................................   183,300   4,212,879
    Right On Co., Ltd.................................................   172,000   1,459,445
    Riken Keiki Co., Ltd..............................................   117,700     792,938
    Riken Technos Corp................................................   925,000   2,591,915
    Riken Vitamin Co., Ltd............................................    20,500     576,100
    Riso Kagaku Corp..................................................   276,282   4,577,232
    Roland Corp.......................................................   145,400   1,129,370
   #Round One Corp.................................................... 1,681,700   8,631,141
    Ryobi, Ltd........................................................    68,000     176,776
    Ryoden Trading Co., Ltd...........................................   828,000   4,922,946
    Ryosan Co., Ltd...................................................   734,600  13,580,290
    Ryoyo Electro Corp................................................   778,100   8,106,720
    Sakai Chemical Industry Co., Ltd.................................. 2,139,000   6,584,605
   #Sakai Heavy Industries, Ltd.......................................   644,000   2,134,338
   *Sakai Moving Service Co., Ltd.....................................       100       2,046
    Sakata INX Corp...................................................   198,000     955,613
    Sala Corp.........................................................   252,000   1,664,209
    San Holdings, Inc.................................................    73,000   1,319,497
    San-Ai Oil Co., Ltd............................................... 1,321,000   6,382,360
    Sangetsu Co., Ltd.................................................    21,800     535,604
    San-in Godo Bank, Ltd. (The)...................................... 3,793,900  26,543,455
    Sanki Engineering Co., Ltd........................................ 1,508,000   8,093,004
   #Sankyo Seiko Co., Ltd.............................................   624,500   2,155,285
    Sankyo-Tateyama Holdings, Inc..................................... 1,141,000   2,071,006
    Sanoh Industrial Co., Ltd.........................................   253,800   2,016,482
    Sanritsu Corp.....................................................   104,900     706,998
    Sanshin Electronics Co., Ltd......................................   756,500   5,565,123
    Sanyo Engineering & Construction, Inc.............................   195,000     627,148
   *Sanyo Housing Nagoya Co., Ltd.....................................        17      17,730
   #Sanyo Industries, Ltd.............................................   714,000   1,249,845
    Sanyo Shokai, Ltd.................................................   201,628     666,838
    Sanyo Special Steel Co., Ltd......................................   288,000   1,058,509
    Sapporo Hokuyo Holdings, Inc...................................... 3,173,200   9,073,178
   #Sasebo Heavy Industries Co., Ltd..................................   527,000     560,915
    Sato Shoji Corp...................................................   172,600   1,210,155
    Satori Electric Co., Ltd..........................................   280,060   1,416,815
   #Saxa Holdings, Inc................................................ 1,142,000   2,059,516
    Scroll Corp.......................................................   656,100   2,376,924
    Seibu Electric Industry Co., Ltd..................................   316,000   1,393,925
    Seino Holdings Co., Ltd........................................... 2,274,119  15,335,095
    Sekisui Jushi Co., Ltd............................................   575,000   6,001,803
    Sekisui Plastics Co., Ltd......................................... 1,166,000   3,538,157
   #Senko Co., Ltd.................................................... 1,279,680   5,651,943
    Senshu Electric Co., Ltd..........................................    44,700     547,835
    Senshukai Co., Ltd................................................   318,200   1,994,982
   *Shibaura Mechatronics Corp........................................    87,000     165,152
    Shibusawa Warehouse Co., Ltd......................................   139,000     391,102
    Shibuya Kogyo Co., Ltd............................................    80,300     846,644
    Shiga Bank, Ltd...................................................   275,000   1,505,582

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
   #Shikibo, Ltd...................................................... 3,326,000 $ 3,759,076
    Shikoku Bank, Ltd................................................. 1,493,000   3,584,266
    Shima Seiki Manufacturing Co., Ltd................................    32,100     458,435
    Shimachu Co., Ltd.................................................   801,100  16,835,905
    Shimizu Bank, Ltd.................................................   196,100   5,151,258
    Shin Nippon Air Technologies Co., Ltd.............................   321,120   1,973,723
    Shinagawa Refractories Co., Ltd...................................   997,000   2,048,797
    Shin-Etsu Polymer Co., Ltd........................................   395,700   1,681,512
   #Shinkawa, Ltd.....................................................   208,700     985,376
   #Shinko Electric Industries Co., Ltd...............................   140,600     977,692
    Shinko Shoji Co., Ltd.............................................   476,400   4,121,146
    Shinko Wire Co., Ltd..............................................   524,000     867,579
    Shinmaywa Industries, Ltd......................................... 2,777,000  13,787,340
    Shinnihon Corp....................................................   367,700     908,679
   *Shinsho Corp......................................................    47,000      96,635
    Shiroki Corp......................................................    14,000      36,535
    Shobunsha Publications, Inc.......................................    69,400     479,043
    Shoei Foods Corp..................................................   178,000   1,339,852
    Showa Corp........................................................ 1,134,600   8,693,920
    Sinanen Co., Ltd..................................................   923,000   3,916,011
    Sintokogio, Ltd...................................................   362,362   3,418,910
    SKY Perfect JSAT Holdings, Inc....................................     9,244   3,851,189
    SNT Corp..........................................................   635,600   2,795,461
    Soda Nikka Co., Ltd...............................................   328,000   1,398,917
    Soft99 Corp.......................................................    33,200     203,944
    Somar Corp........................................................   167,000     364,535
    Sonton Food Industry Co., Ltd.....................................   112,000     986,248
    Space Co., Ltd....................................................    47,260     308,200
    SPK Corp..........................................................     1,418      24,192
    Subaru Enterprise Co., Ltd........................................   247,000     777,146
    Sugimoto & Co., Ltd...............................................   112,200   1,107,977
    Sumikin Bussan Corp............................................... 1,046,000   2,526,330
    Suminoe Textile Co., Ltd.......................................... 1,297,000   2,558,249
    Sumitomo Densetsu Co., Ltd........................................   449,500   3,126,049
    Sumitomo Pipe & Tube Co., Ltd.....................................   617,300   5,095,873
    Sumitomo Warehouse Co., Ltd.......................................   549,000   2,480,826
    Suzuden Corp......................................................     2,100      12,236
   #SWCC Showa Holdings Co., Ltd...................................... 6,136,000   5,138,695
    Tachibana Eletech Co., Ltd........................................   265,400   2,333,023
    Tachikawa Corp....................................................   188,400   1,032,619
    Taihei Dengyo Kaisha, Ltd.........................................   795,000   5,453,657
    Taihei Kogyo Co., Ltd.............................................   499,000   2,331,642
    Taiheiyo Kouhatsu, Inc............................................ 1,881,000   1,838,661
   #Taiho Kogyo Co., Ltd..............................................   438,800   4,706,356
   #Taiko Bank, Ltd. (The)............................................   197,000     498,602
   #Taiyo Yuden Co., Ltd..............................................   176,300   1,445,353
    Takachiho Koheki Co., Ltd.........................................       400       4,385
  #*Takagi Securities Co., Ltd........................................   596,000     660,647
    Takamatsu Construction Group Co., Ltd.............................    47,000     815,618
    Takano Co., Ltd...................................................   299,300   1,619,796
    Takara Standard Co., Ltd..........................................   978,105   7,250,811
    Takasago Thermal Engineering Co., Ltd.............................   465,800   3,556,042
    Take & Give Needs Co., Ltd........................................    18,071   1,502,061
   *Takeuchi Manufacturing Co., Ltd...................................    13,600     106,974
    Takigami Steel Construction Co., Ltd..............................   194,000     523,158
    Takiron Co., Ltd.................................................. 1,060,000   3,382,103
   #Tamura Corp....................................................... 1,061,948   2,489,097
    Tayca Corp........................................................   777,000   2,274,387
    TBK Co., Ltd......................................................   473,000   2,474,088
    TECHNO ASSOCIE Co., Ltd...........................................   171,900   1,472,838
   #Techno Ryowa, Ltd.................................................   229,770   1,167,892

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Teikoku Tsushin Kogyo Co., Ltd....................................   740,000 $ 1,268,172
   #Tekken Corp....................................................... 3,013,000   4,273,129
   *Ten Allied Co., Ltd...............................................   153,300     529,021
    Tenma Corp........................................................   573,900   5,436,848
    Teraoka Seisakusho Co., Ltd.......................................   169,800     715,135
    Tigers Polymer Corp...............................................   318,800   1,249,464
    Toa Corp.......................................................... 5,695,000   9,685,350
    Toa Oil Co., Ltd..................................................   822,000     940,850
    TOA ROAD Corp..................................................... 1,024,000   2,728,908
    Toabo Corp........................................................   240,000     158,320
    Toagosei Co., Ltd.................................................   235,000     882,711
    Tochigi Bank, Ltd................................................. 2,667,000   8,557,440
    Toda Corp......................................................... 5,042,000  15,389,355
    Toei Co., Ltd.....................................................   150,000     708,010
    Toenec Corp....................................................... 1,091,000   5,815,900
    Toho Bank, Ltd.................................................... 3,839,000  11,806,529
    Tohoku Bank, Ltd. (The)........................................... 1,451,000   2,103,293
    Tohto Suisan Co., Ltd.............................................   807,000   1,240,249
    Tokai Lease Co., Ltd..............................................   596,000   1,306,707
    Tokai Rubber Industries, Ltd......................................     3,500      37,966
    Tokai Tokyo Financial Holdings, Inc...............................     3,119      10,484
   #Toko Electric Corp................................................   191,000     689,068
    Tokushu Tokai Paper Co., Ltd...................................... 1,527,220   3,844,220
  #*Tokuyama Corp..................................................... 8,930,000  19,891,798
    Tokyo Energy & Systems, Inc.......................................   595,000   2,915,565
    Tokyo Keiki, Inc..................................................   362,000     586,962
    Tokyo Ohka Kogyo Co., Ltd.........................................   312,200   6,572,990
   #Tokyo Rope Manufacturing Co., Ltd.................................   284,000     445,196
    Tokyo Sangyo Co., Ltd.............................................   514,500   1,742,302
    Tokyo Soir Co., Ltd...............................................   162,000     419,873
    Tokyo Steel Manufacturing Co., Ltd................................ 2,801,200  10,354,741
   *Tokyo Tatemono Co., Ltd...........................................   630,961   2,324,519
    Tokyo Tekko Co., Ltd..............................................   929,000   2,970,086
    Tokyo Tomin Bank, Ltd.............................................   517,900   4,674,173
    Tokyotokeiba Co., Ltd.............................................    89,000     121,294
    Tokyu Construction Co., Ltd.......................................    86,840     164,827
    Tokyu Recreation Co., Ltd.........................................   268,328   1,539,711
    Toli Corp.........................................................   987,000   1,943,338
    Tomato Bank, Ltd.................................................. 1,241,000   2,159,431
    Tomen Devices Corp................................................       500      12,228
    Tomen Electronics Corp............................................   254,000   3,343,959
   #Tomoe Corp........................................................   912,000   3,227,765
    Tomoku Co., Ltd................................................... 1,251,000   3,613,434
    TOMONY Holdings, Inc.............................................. 3,028,000  12,308,423
    Tonami Holdings Co., Ltd.......................................... 1,540,000   3,237,847
    Toppan Forms Co., Ltd.............................................   681,100   6,271,417
    Topre Corp........................................................   272,900   2,485,514
    Topy Industries, Ltd.............................................. 2,534,000   6,566,647
    Torii Pharmaceutical Co., Ltd.....................................   323,100   7,102,093
    Tosei Corp........................................................     4,256   1,669,444
    Tosho Printing Co., Ltd...........................................   783,000   1,285,744
   *Totenko Co., Ltd..................................................   175,000     319,814
    Totetsu Kogyo Co., Ltd............................................   464,230   5,899,346
    Tottori Bank, Ltd................................................. 1,057,000   1,933,736
    Touei Housing Corp................................................    93,600     972,658
    Towa Bank, Ltd.................................................... 1,084,000   1,075,646
    Toyo Ink SC Holdings Co., Ltd..................................... 1,149,000   4,139,917
    Toyo Kohan Co., Ltd............................................... 2,110,000   6,842,466
    Toyo Securities Co., Ltd.......................................... 1,535,000   2,611,988
    Toyo Tire & Rubber Co., Ltd....................................... 1,543,795   4,593,699
   #Toyo Wharf & Warehouse Co., Ltd...................................   989,000   1,596,608

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CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
JAPAN -- (Continued)
    Trusco Nakayama Corp..............................................   180,039 $    3,475,396
    TSI Holdings Co., Ltd............................................. 2,236,820     13,918,987
    Tsubakimoto Kogyo Co., Ltd........................................    33,000         98,247
  #*Tsudakoma Corp....................................................   950,000      1,575,020
    Tsukishima Kikai Co., Ltd.........................................   372,000      3,144,521
    Tsukuba Bank, Ltd. (The)..........................................   940,967      3,197,505
    Tsurumi Manufacturing Co., Ltd....................................   304,000      2,402,932
    Tsutsumi Jewelry Co., Ltd.........................................   264,300      6,198,849
    TTK Co., Ltd......................................................   136,000        663,963
    TV Asahi Corp.....................................................     1,270      2,000,739
    TV Tokyo Holdings Corp............................................    87,100      1,010,330
    TYK Corp..........................................................   690,000      1,378,107
    Ube Material Industries, Ltd......................................    41,000         84,011
   #Uchida Yoko Co., Ltd.............................................. 1,122,000      3,238,401
    Ueki Corp.........................................................   140,000        279,790
    UKC Holdings Corp.................................................    81,500        993,476
  #*Ulvac, Inc........................................................   904,000      7,016,601
    Uniden Corp....................................................... 1,639,000      3,881,993
    Union Tool Co.....................................................     2,300         34,044
    U-Shin, Ltd.......................................................   567,300      3,550,068
   *Village Vanguard Co., Ltd.........................................        27         25,431
    Vital KSK Holdings, Inc...........................................   300,915      2,969,303
   *Wakita & Co., Ltd.................................................    27,000        193,630
    Warabeya Nichiyo Co., Ltd.........................................   183,900      3,186,449
    Watabe Wedding Corp...............................................    17,000        154,066
    Wood One Co., Ltd.................................................   558,000      1,702,622
    Y. A. C. Co., Ltd.................................................    75,900        542,139
    Yachiyo Bank, Ltd. (The)..........................................   106,175      2,132,309
   *Yahagi Construction Co., Ltd......................................    11,800         52,521
    Yaizu Suisankagaku Industry Co., Ltd..............................     4,800         45,395
    Yamabiko Corp.....................................................   175,674      2,063,940
    Yamagata Bank, Ltd................................................ 1,731,000      7,055,712
   *Yamaichi Electronics Co., Ltd.....................................   236,900        447,393
    Yamanashi Chuo Bank, Ltd.......................................... 2,803,000     11,760,428
   *Yamatane Corp.....................................................    28,000         38,752
    Yamato Corp.......................................................   336,000      1,294,534
    Yamaura Corp......................................................   147,500        448,480
    Yamazawa Co., Ltd.................................................     2,200         39,760
    Yasuda Warehouse Co., Ltd. (The)..................................   161,000      1,063,708
    Yellow Hat, Ltd...................................................   259,500      4,178,421
    Yodogawa Steel Works, Ltd......................................... 3,691,000     13,586,319
    Yokogawa Bridge Holdings Corp.....................................   680,000      4,819,966
    Yokohama Reito Co., Ltd........................................... 1,144,500      8,979,265
    Yokowo Co., Ltd...................................................     1,800          9,606
    Yondenko Corp.....................................................   443,650      1,875,430
    Yonekyu Corp......................................................   271,300      2,539,477
    Yonex Co., Ltd....................................................   149,000        956,478
    Yuasa Funashoku Co., Ltd..........................................   532,000      1,269,928
    Yurtec Corp....................................................... 1,093,000      3,996,411
   *Zojirushi Corp....................................................     2,000          7,002
    Zuken, Inc........................................................    37,800        278,482
                                                                                 --------------
TOTAL JAPAN...........................................................            1,979,757,926
                                                                                 --------------
MALAYSIA -- (0.0%)....................................................
   *Rekapacific Berhad................................................   130,000             --
                                                                                 --------------
NETHERLANDS -- (1.4%)
  #*AMG Advanced Metallurgical Group NV...............................    20,650        168,894
   #APERAM NV......................................................... 1,197,686     16,419,433
   #Ballast Nedam NV..................................................     9,138        119,656
    Batenburg Techniek NV.............................................     6,431        102,692

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
NETHERLANDS -- (Continued)
   #BE Semiconductor Industries NV....................................    774,465 $  5,804,498
    BinckBank NV......................................................     58,138      386,143
   *Crown Van Gelder NV...............................................     46,475      304,316
   #CSM NV............................................................    954,312   14,254,490
    Delta Lloyd NV....................................................  1,013,044   13,210,279
  #*Grontmij NV.......................................................    235,906      649,252
   #Heijmans NV.......................................................    365,567    2,878,542
    Hunter Douglas NV.................................................        277       10,018
    ICT Automatisering NV.............................................      3,364       11,368
  #*Kardan NV.........................................................    212,682      175,067
   #KAS Bank NV.......................................................    238,067    2,050,996
    Kendrion NV.......................................................      7,711      153,468
   #Koninklijke Bam Groep NV..........................................  6,327,559   16,573,037
    Koninklijke Ten Cate NV...........................................    111,656    2,610,574
   #Koninklijke Wessanen NV...........................................    628,445    1,590,076
   *LBi International NV..............................................     16,089       52,405
    Macintosh Retail Group NV.........................................      7,600       80,737
    Mediq NV..........................................................     49,252      519,546
    Nutreco NV........................................................     73,885    5,305,027
  #*Ordina NV.........................................................  1,444,184    1,643,355
    Royal Reesink NV..................................................      1,570      144,875
  #*SNS Reaal Groep NV................................................  3,905,688    4,796,971
    Telegraaf Media Groep NV..........................................     78,837      874,416
    TKH Group NV......................................................     44,521      898,756
  #*TomTom NV.........................................................  2,401,365    9,601,187
   #USG People NV.....................................................  1,593,050   10,547,760
    Van Lanschot NV...................................................         57        1,221
   *Xeikon NV.........................................................     67,100      214,430
                                                                                  ------------
TOTAL NETHERLANDS.....................................................             112,153,485
                                                                                  ------------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd..............................................  8,569,132    6,238,065
    Auckland International Airport, Ltd...............................  1,021,473    2,055,163
    Cavalier Corp., Ltd...............................................      3,143        4,141
    CDL Investments New Zealand, Ltd..................................    858,651      250,780
    Colonial Motor Co., Ltd...........................................    243,551      628,630
   *Fisher & Paykel Appliances Holdings, Ltd.......................... 12,735,656    5,808,699
   #Fletcher Building, Ltd............................................    494,575    2,434,074
   *Heartland New Zealand, Ltd........................................    560,881      249,607
    Millennium & Copthorne Hotels (New Zealand), Ltd..................  3,112,559    1,060,567
    New Zealand Oil & Gas, Ltd........................................  1,875,117    1,233,763
    New Zealand Refining Co., Ltd.....................................      8,584       16,171
    Northland Port Corp. (New Zealand), Ltd...........................     24,300       37,112
   #Nuplex Industries, Ltd............................................  2,293,907    4,687,681
    Port of Tauranga, Ltd.............................................      8,127       74,845
   *Pyne Gould Guinness, Ltd..........................................  1,810,950      453,487
  #*Rakon, Ltd........................................................    971,734      338,163
   *Richina Pacific, Ltd..............................................    832,183      242,619
   *Rubicon, Ltd......................................................  3,767,301      915,872
   #Sanford, Ltd......................................................  1,099,644    3,377,187
    Sky Network Television, Ltd.......................................    159,117      639,975
    Steel & Tube Holdings, Ltd........................................     18,802       32,535
   *Tenon, Ltd........................................................    242,965      122,462
    Tourism Holdings, Ltd.............................................    870,292      402,209
    Tower, Ltd........................................................  3,748,566    5,148,744
                                                                                  ------------
TOTAL NEW ZEALAND.....................................................              36,452,551
                                                                                  ------------
NORWAY -- (1.0%)
    Aker ASA Series A.................................................     99,916    2,792,505
   *Archer, Ltd.......................................................  1,162,578    2,040,242
    Austevoll Seafood ASA.............................................    453,748    1,874,998

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
NORWAY -- (Continued)
    Bonheur ASA.......................................................    220,959 $ 4,315,437
   #BW Offshore, Ltd..................................................  2,005,708   1,838,580
  #*BWG Homes ASA.....................................................    588,871   1,184,809
    Cermaq ASA........................................................    138,021   1,634,289
  #*Det Norske Oljeselskap ASA........................................    123,044   1,689,819
  #*Dockwise, Ltd.....................................................    186,615   3,188,915
  #*DOF ASA...........................................................    425,047   1,999,747
   *Eltek ASA.........................................................  1,468,921     949,321
    EVRY ASA..........................................................    228,425     363,803
    Farstad Shipping ASA..............................................    207,596   5,176,835
  #*Frontline, Ltd....................................................    556,528   2,103,343
    Ganger Rolf ASA...................................................    402,700   7,470,721
   #Golden Ocean Group, Ltd...........................................  2,496,609   1,852,976
   *Grieg Seafood ASA.................................................     41,940      56,497
   *Havila Shipping ASA...............................................     28,300     170,532
  #*Kongsberg Automotive Holding ASA..................................  7,430,795   1,947,104
  #*Norske Skogindustrier ASA Series A................................  3,728,790   2,537,783
   *Norwegian Energy Co. ASA..........................................  3,433,099   3,114,423
    Odfjell ASA Series A..............................................    244,102   1,170,459
   *Panoro Energy ASA.................................................    937,845     558,807
  #*Renewable Energy Corp. ASA........................................  7,500,920   2,599,178
   *Scana Industrier ASA..............................................     38,736       9,643
  #*Sevan Marine ASA..................................................    597,840   1,345,645
   *Siem Offshore, Inc. ASA...........................................     75,609     114,563
    Solstad Offshore ASA..............................................    359,156   5,254,740
  #*Songa Offshore SE.................................................  3,656,579   8,730,729
    SpareBanken 1 SMN.................................................  1,899,745   9,998,961
    Stolt-Nielsen, Ltd................................................      5,823     102,544
   *Storebrand ASA....................................................    352,972   1,342,062
   *TTS Marine ASA....................................................     66,874     188,279
    Wilh Wilhelmsen Holding ASA.......................................    253,114   6,314,440
                                                                                  -----------
TOTAL NORWAY..........................................................             86,032,729
                                                                                  -----------
PORTUGAL -- (0.2%)
  #*Banco Comercial Portugues SA...................................... 65,642,130   7,586,111
   *Banif SGPS SA.....................................................  1,886,678     301,881
    Corticeira Amorim SGPS SA.........................................  2,107,745   3,526,814
   *INAPA - Investimentos Participacoes e Gestao SA...................  1,856,827     344,384
   *Martifer SGPS SA..................................................     73,435      53,278
   *Papelaria Fernandes-Industria e Comercia SA.......................      2,000          --
   *ParaRede SGPS SA..................................................    576,327      70,991
    Sociedade de Investimento e Gestao SGPS SA........................     98,374     604,772
   *Sonae Capital SGPS SA.............................................    179,309      39,713
  #*Sonae Industria SGPS SA...........................................  1,327,993     841,843
    Sonaecom SGPS SA..................................................  1,261,463   1,892,538
    Sumol & Compal SA.................................................     55,997      73,584
   *Teixeira Duarte SA................................................      4,876       1,194
                                                                                  -----------
TOTAL PORTUGAL........................................................             15,337,103
                                                                                  -----------
SINGAPORE -- (1.4%)
   *Abterra, Ltd......................................................     52,000      30,257
   #ASL Marine Holdings, Ltd..........................................    826,800     380,762
   *AusGroup, Ltd.....................................................  1,006,000     280,786
    Bonvests Holdings, Ltd............................................  1,338,280   1,010,695
   #Broadway Industrial Group, Ltd....................................  2,245,000     626,357
    Brothers Holdings, Ltd............................................     87,078      17,920
   *China Energy, Ltd.................................................    346,000      13,834
    China Merchants Holdings Pacific, Ltd.............................    997,000     550,238
    Chip Eng Seng Corp., Ltd..........................................  8,470,198   2,784,313
    Chuan Hup Holdings, Ltd...........................................  7,757,000   1,397,868
    Creative Technology, Ltd..........................................    864,850   2,360,219

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
SINGAPORE -- (Continued)
  #*Delong Holdings, Ltd..............................................    602,000 $  155,709
    DMX Technologies Group, Ltd.......................................  1,241,000    218,044
    EnGro Corp, Ltd...................................................    115,500     79,563
   *Excel Machine Tools, Ltd..........................................    473,000         --
  #*Ezra Holdings, Ltd................................................  1,721,000  1,359,339
    GK Goh Holdings, Ltd..............................................  2,295,000  1,340,605
    GP Batteries International, Ltd...................................    259,000    205,677
    GP Industries, Ltd................................................  2,254,808    686,683
    Guthrie GTS, Ltd..................................................  2,986,000  1,384,786
    Hanwell Holdings, Ltd.............................................  6,729,043  1,432,080
    Ho Bee Investment, Ltd............................................  5,777,000  5,760,814
   *Hong Fok Corp., Ltd...............................................  5,518,000  2,097,398
   *Hong Fok Land, Ltd................................................  4,248,000      5,478
    Hong Leong Asia, Ltd..............................................    276,000    377,093
   #Hotel Grand Central, Ltd..........................................  2,500,086  1,582,399
   #Hotel Properties, Ltd.............................................  2,242,500  4,000,288
    Hour Glass, Ltd...................................................    558,320    603,922
   *Huan Hsin Holdings, Ltd...........................................    852,000     43,112
    HupSteel, Ltd.....................................................     29,000      4,242
    Hwa Hong Corp., Ltd...............................................  1,252,000    376,430
    InnoTek, Ltd......................................................  4,171,000  1,281,475
   #IPC Corp., Ltd....................................................  2,829,000    276,114
    Isetan (Singapore), Ltd...........................................    171,000    613,495
   *Jaya Holdings, Ltd................................................  2,013,000    899,065
   *JES International Holdings, Ltd...................................  2,458,000    302,753
   *Jurong Technologies Industrial Corp., Ltd.........................  3,391,000         --
    K1 Ventures, Ltd.................................................. 14,497,000  1,558,480
    Kian Ann Engineering, Ltd.........................................    111,500     23,686
    Lafe Corp., Ltd...................................................    628,200     35,619
    LC Development, Ltd...............................................  5,837,960    691,399
    Lee Kim Tah Holdings, Ltd.........................................  2,313,000  1,390,573
   *Li Heng Chemical Fibre Technologies, Ltd.......................... 11,463,000  1,363,107
    Lion Asiapac, Ltd.................................................    430,000     62,274
   *Low Keng Huat Singapore, Ltd......................................     28,000      9,747
    Lum Chang Holdings, Ltd...........................................  1,311,000    308,819
    Memtech International, Ltd........................................  2,393,000    136,220
  #*Mercator Lines Singapore, Ltd.....................................    777,000     73,741
   #Metro Holdings, Ltd............................................... 10,849,960  7,171,572
    Midas Holdings, Ltd............................................... 10,045,000  2,928,879
    NSL, Ltd..........................................................    671,000    722,096
   *Oceanus Group, Ltd................................................ 19,638,000    877,333
   #Orchard Parade Holdings, Ltd......................................  4,882,987  8,288,564
  #*Otto Marine, Ltd..................................................  7,833,500    582,915
   #Overseas Union Enterprise, Ltd....................................    901,000  1,839,221
    Pan Pacific Hotels Group, Ltd.....................................    729,000  1,170,751
   *Penguin International, Ltd........................................    863,250     52,986
    Popular Holdings, Ltd.............................................  8,176,250  1,510,413
    QAF, Ltd..........................................................  3,643,533  2,078,045
   #Raffles Education Corp., Ltd......................................  5,268,000  1,662,024
   *S i2i, Ltd........................................................ 21,388,000    495,377
    San Teh, Ltd......................................................  1,017,800    240,617
   *Sapphire Corp., Ltd...............................................    657,000     65,749
    SC Global Developments, Ltd.......................................    365,000    283,749
    Sinarmas Land, Ltd................................................    166,000     33,772
    Sing Investments & Finance, Ltd...................................     84,000    103,208
    Singapore Land, Ltd...............................................  1,158,806  5,510,590
    Singapore Reinsurance Corp., Ltd..................................  3,080,110    584,937
    Singapore Shipping Corp., Ltd.....................................  1,520,000    221,982
    Singapura Finance, Ltd............................................    105,000    130,754
   *Sinostar PEC Holdings, Ltd........................................     50,000      5,948
   *Sinotel Technologies, Ltd.........................................  2,920,250    210,982

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SINGAPORE -- (Continued)
    Stamford Land Corp., Ltd..........................................  3,882,000 $  1,697,211
    Sunningdale Tech, Ltd.............................................  8,280,000      776,676
  #*Sunvic Chemical Holdings, Ltd.....................................  5,576,000    1,377,609
  #*Swiber Holdings, Ltd.............................................. 10,288,000    4,799,541
    Tat Hong Holdings, Ltd............................................    795,000      628,648
    Thakral Corp., Ltd................................................  1,130,000       25,465
    Tiong Woon Corp. Holding, Ltd.....................................  3,620,500      742,085
   #Tuan Sing Holdings, Ltd........................................... 16,768,101    3,809,495
    UMS Holdings, Ltd.................................................    852,000      265,417
    United Engineers, Ltd.............................................  4,121,666    7,527,125
   *United Envirotech, Ltd............................................     29,000        7,401
    United Industrial Corp., Ltd......................................  4,505,946    9,576,990
    WBL Corp., Ltd....................................................    177,500      482,768
    Wheelock Properties, Ltd..........................................  2,365,000    3,442,263
   #Wing Tai Holdings, Ltd............................................  7,276,838    8,225,916
    YHI International, Ltd............................................     31,000        7,579
                                                                                  ------------
TOTAL SINGAPORE.......................................................             120,358,131
                                                                                  ------------
SPAIN -- (1.1%)
   #Abengoa SA........................................................    412,555    5,463,972
   *Adolfo Dominguez SA...............................................     17,934       75,045
    Adveo Group International SA......................................    158,365    1,732,180
   #Banco Espanol de Credito SA.......................................    122,406      320,923
   #Banco Popular Espanol SA..........................................    507,952      953,137
   #Bankinter SA......................................................  5,519,251   17,789,605
   *Baron de Ley SA...................................................     22,547    1,099,484
  #*Caja de Ahorros del Mediterraneo SA...............................    298,813           --
   #Campofrio Food Group SA...........................................     81,982      589,589
  #*Cementos Portland Valderrivas SA..................................    191,424      916,014
   *Corporacion Dermoestetica SA......................................     39,892       14,730
   *Deoleo SA.........................................................  7,571,804    2,928,364
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............     44,695      278,877
   *Dogi International Fabrics SA.....................................    191,727      150,977
    Ebro Foods SA.....................................................    206,177    3,234,350
    Ence Energia y Celulosa SA........................................  3,564,823    7,429,767
   *Ercros SA.........................................................  1,607,677      829,082
   *Espanola del Zinc SA..............................................     53,703       69,380
   *Fersa Energias Renovables SA......................................    264,005      121,515
    Fluidra SA........................................................     79,918      201,290
   #Fomento de Construcciones y Contratas SA..........................    469,999    4,776,777
   #Gamesa Corp Tecnologica SA........................................  5,417,075    8,158,507
    Grupo Catalana Occidente SA.......................................     70,228      860,871
  #*Grupo Ezentis SA..................................................  1,121,774      197,168
   *Grupo Tavex SA....................................................    387,017      107,936
    Iberpapel Gestion SA..............................................    106,582    1,700,904
   *La Seda de Barcelona SA...........................................      2,724        2,380
    Lingotes Especiales SA............................................      1,842        5,654
   #Melia Hotels International SA.....................................  1,236,326    6,981,369
    Miquel y Costas & Miquel SA.......................................     28,852      737,523
   *Natra SA..........................................................     14,540       14,303
  #*NH Hoteles SA.....................................................  2,970,944    7,422,611
   *Nicolas Correa SA.................................................    108,221       86,834
    Papeles y Cartones de Europa SA...................................    652,229    1,412,756
   #Pescanova SA......................................................    193,195    3,318,186
  #*Promotora de Informaciones SA Series A............................  6,968,550    3,032,041
   *Realia Business SA................................................    635,554      315,129
  #*Sacyr Vallehermoso SA.............................................  2,503,316    3,982,934
   *Service Point Solutions SA........................................    850,082      133,881
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA....  1,013,542      820,272
    Solaria Energia y Medio Ambiente SA...............................    915,573      841,266
    Telecomunicaciones y Energia SA...................................     27,445       45,172

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
SPAIN -- (Continued)
   *Tubacex SA........................................................     12,364 $    23,354
   *Vocento SA........................................................     14,029      21,224
  #*Vueling Airlines SA...............................................    321,612   1,704,157
                                                                                  -----------
TOTAL SPAIN...........................................................             90,901,490
                                                                                  -----------
SWEDEN -- (3.3%)
    Acando AB.........................................................    886,208   1,790,255
   #AddNode AB........................................................     37,990     178,356
    AF AB Series B....................................................     55,287   1,055,479
  #*Alliance Oil Co., Ltd. SDR........................................  1,280,060  11,894,484
   *Anoto Group AB....................................................    295,528     112,806
   *Arise Windpower AB................................................     32,084     121,044
    B&B Tools AB Series B.............................................    114,210     874,748
    BE Group AB.......................................................     95,294     240,293
    Beijer Alma AB....................................................     50,797     912,814
    Bilia AB Series A.................................................    399,066   4,706,863
   #Billerud AB.......................................................  2,337,226  20,803,445
    Biotage AB........................................................    890,281     915,325
   *Bong Ljungdahl AB.................................................     60,874     119,793
   #Bure Equity AB....................................................  1,038,394   3,389,141
    Cantena AB........................................................    105,085     764,319
   *Catella AB (4770741)..............................................    366,559     296,915
   *Catella AB (4770752)..............................................     10,751       8,674
   *Cision AB.........................................................     22,452     163,026
   *Cloetta AB........................................................     20,423      47,199
   #Concentric AB.....................................................    727,531   5,223,956
    Concordia Maritime AB Series B....................................    405,128     660,789
   *Consilium AB Series B.............................................      2,659       4,761
   *CyberCom Group AB.................................................    105,972      73,132
    Duni AB...........................................................     46,353     358,909
    East Capital Explorer AB..........................................     91,353     601,912
    Elos AB...........................................................     29,400     176,244
   *Enea AB...........................................................      6,317      38,502
  #*Eniro AB..........................................................  2,307,516   2,722,538
    G & L Beijer AB Series B..........................................    186,682   2,824,603
   *Geveko AB.........................................................      4,861       3,198
   *Gotenehus Group AB................................................      5,450       4,229
    Gunnebo AB........................................................    109,171     461,244
   #Haldex AB.........................................................  1,227,419   5,347,289
    Hexpol AB.........................................................      4,276     151,709
   #Holmen AB Series B................................................  1,366,890  36,633,524
   #Husqvarna AB Series B.............................................      2,879      14,681
    Industrial & Financial Systems AB Series B........................     78,161   1,296,827
    Intellecta AB Series B............................................      8,664      46,179
  #*KappAhl AB........................................................    133,545     110,677
   #KNOW IT AB........................................................     99,563     769,557
    Lagercrantz Group AB Series B.....................................    212,416   1,801,316
    Lindab International AB...........................................    132,671     814,664
    Meda AB Series A..................................................  1,651,937  15,599,791
  #*Micronic Mydata AB................................................  1,744,849   3,298,380
    MQ Holding AB.....................................................    100,342     297,353
    NCC AB Series B...................................................    453,254   8,486,833
  #*Net Insight AB Series B...........................................     78,596      19,621
   #New Wave Group AB Series B........................................  1,063,660   4,233,420
  #*Nobia AB..........................................................    421,905   1,514,826
    Nolato AB Series B................................................    164,956   1,688,105
    OEM International AB Series B.....................................     24,742     254,201
   *PA Resources AB................................................... 15,454,377   2,601,177
   *Partnertech AB....................................................     30,589     116,474
    Peab AB Series B..................................................    461,104   2,159,773
   #Pricer AB Series B................................................    100,890     184,252

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SWEDEN -- (Continued)
   #ProAct IT Group AB................................................    84,666 $  1,453,090
  #*Rederi AB Transatlantic...........................................   482,452      488,422
  #*RNB Retail & Brands AB............................................ 1,260,689      453,110
    Rottneros AB...................................................... 1,024,940      290,213
    Saab AB Series B..................................................   585,942    9,779,642
  #*SAS AB............................................................ 3,563,168    3,135,203
   *Semcon AB.........................................................    13,958       83,658
   #SSAB AB Series A.................................................. 3,588,253   29,390,721
    SSAB AB Series B..................................................   456,094    3,277,578
   #Studsvik AB.......................................................    40,285      218,771
   *Swedish Orphan Biovitrum AB....................................... 1,311,886    4,562,009
   *TradeDoubler AB...................................................    45,911      101,017
    Trelleborg AB Series B............................................ 6,786,568   69,791,718
                                                                                 ------------
TOTAL SWEDEN..........................................................            272,014,777
                                                                                 ------------
SWITZERLAND -- (4.2%).................................................
    Acino Holding AG..................................................    34,747    3,963,752
   *AFG Arbonia-Forster Holding AG....................................   256,499    4,329,592
    Allreal Holding AG................................................   137,865   20,043,895
    ALSO-Actebis Holding AG...........................................     9,195      403,297
    AMS AG............................................................     6,881      559,008
   *Autoneum Holding AG...............................................     6,601      298,278
    Baloise Holding AG................................................   292,680   19,312,268
    Bank Coop AG......................................................    13,000      761,989
    Banque Cantonale de Geneve SA.....................................    12,753    2,678,353
    Banque Cantonale du Jura SA.......................................     8,000      521,960
    Banque Cantonale Vaudoise AG......................................       636      324,306
    Bellevue Group AG.................................................    17,135      168,018
   *Bobst Group AG....................................................   191,327    5,280,961
    Bossard Holding AG................................................     8,226      973,462
    Bucher Industries AG..............................................    12,525    2,138,839
    Calida Holding AG.................................................     2,017       48,415
    Carlo Gavazzi Holding AG..........................................     7,865    1,643,490
   *Cham Paper Holding AG.............................................    12,545    1,951,903
  #*Charles Voegele Holding AG........................................   161,832    2,565,044
   *Cicor Technologies................................................     7,707      231,891
   #Clariant AG....................................................... 3,169,797   33,453,883
    Coltene Holding AG................................................    64,073    1,901,697
    Conzzeta AG.......................................................     3,818    6,932,638
    Daetwyler Holding AG..............................................   147,196   10,684,977
   #EFG International AG..............................................   769,736    5,280,837
   #Emmi AG...........................................................    39,124    8,080,818
    Flughafen Zuerich AG..............................................    50,110   18,073,630
    Forbo Holding AG..................................................    14,613    8,355,815
   *GAM Holding AG.................................................... 2,039,149   22,478,568
    George Fisher AG..................................................    29,486   10,216,996
    Gurit Holding AG..................................................     8,436    3,620,645
    Helvetia Holding AG...............................................   120,995   37,431,367
    Implenia AG.......................................................   266,195    8,440,721
    Intershop Holding AG..............................................    10,437    3,484,083
    Jungfraubahn Holding AG...........................................     1,976      126,437
   *Kardex AG.........................................................    85,736    1,581,936
    Komax Holding AG..................................................     6,688      494,773
    Kudelski SA.......................................................   175,880    1,458,321
    LEM Holding SA....................................................       397      202,441
   *Liechtensteinische Landesbank AG..................................    15,033      463,078
    Lonza Group AG....................................................    48,108    2,169,864
  #*Meyer Burger Technology AG........................................   346,360    4,553,708
    Micronas Semiconductor Holding AG.................................   140,578    1,425,162
    Mikron Holding AG.................................................    40,079      224,782
    Mobimo Holding AG.................................................    15,832    3,654,127

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SWITZERLAND -- (Continued)
   *Norinvest Holding SA..............................................     22,874 $     56,933
   *OC Oerlikon Corp. AG..............................................    337,294    2,748,394
   #Orascom Development Holding AG....................................     87,373    1,222,096
    PubliGroupe SA....................................................     10,724    1,494,922
    Romande Energie Holding SA........................................      3,973    4,303,322
    Schmolz & Bickenbach AG...........................................    863,919    3,699,259
    Schweiter Technologies AG.........................................        456      221,376
    Schweizerische National-Versicherungs-Gesellschaft AG.............    382,940   13,983,453
   *Siegfried Holding AG..............................................     31,653    3,670,803
    St. Galler Kantonalbank AG........................................      6,370    2,187,960
    Swiss Life Holding AG.............................................    347,099   33,113,390
    Swisslog Holding AG...............................................    568,546      528,248
   *Swmtl Holding AG..................................................     48,492       16,366
    Tamedia AG........................................................        398       40,004
   *Tornos Holding AG.................................................     42,112      327,078
   *Valartis Group AG.................................................      4,409       73,010
    Valiant Holding AG................................................     35,951    3,122,278
    Valora Holding AG.................................................     34,717    5,875,789
    Vaudoise Assurances Holding SA....................................     21,658    6,038,733
    Verwaltungs und Privat-Bank AG....................................     27,960    2,046,761
    Vontobel Holdings AG..............................................     65,709    1,444,417
   #Ypsomed Holdings AG...............................................        916       48,478
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             349,253,095
                                                                                  ------------
UNITED KINGDOM -- (19.2%)
    Acal P.L.C........................................................    327,161      969,426
   *African Barrick Gold, Ltd.........................................    575,539    3,385,377
    Aga Rangemaster Group P.L.C.......................................  1,951,519    2,142,038
   *Allied Gold Mining P.L.C..........................................    178,047      380,588
    Alumasc Group P.L.C...............................................    597,030      586,938
   *Amberley Group P.L.C..............................................     71,000           --
    Amlin P.L.C....................................................... 10,990,588   64,766,187
    Anglo Pacific Group P.L.C.........................................  1,280,994    4,531,231
    Anglo-Eastern Plantations P.L.C...................................    241,403    2,796,091
    Ashtead Group P.L.C............................................... 12,082,767   47,637,582
   *Assura Group, Ltd.................................................     42,159       21,097
   *Autologic Holdings P.L.C..........................................    263,111       82,251
    Avesco Group P.L.C................................................     84,124      211,096
   *Barratt Developments P.L.C........................................ 23,035,006   47,577,198
    BBA Aviation P.L.C................................................  1,653,452    4,737,481
    Beazley P.L.C..................................................... 12,306,390   30,519,669
    Bellway P.L.C.....................................................  3,448,205   43,280,099
    Berendsen P.L.C...................................................    992,373    7,908,933
   *Berkeley Group Holdings P.L.C. (The)..............................    481,147   10,293,780
    Bloomsbury Publishing P.L.C.......................................     78,105      163,568
    Bodycote P.L.C....................................................  5,302,073   27,253,673
    Bovis Homes Group P.L.C...........................................  3,849,825   27,153,944
    British Polythene Industries P.L.C................................    373,409    2,224,704
   *BTG P.L.C.........................................................    170,727      998,519
    Bwin.Party Digital Entertainment P.L.C............................  1,226,361    1,970,911
   *Cadogan Petroleum P.L.C...........................................    348,166       95,811
   *Cairn Energy P.L.C................................................    175,881      787,036
    Camellia P.L.C....................................................      2,629      402,869
    Cape P.L.C........................................................    284,843    1,321,091
   *Capital & Regional P.L.C..........................................  5,344,220    1,923,157
   *Carclo P.L.C......................................................     41,433      284,932
    Carillion P.L.C...................................................  2,475,281    9,779,684
    Carr's Milling Industries P.L.C...................................     46,170      647,106
    Castings P.L.C....................................................    435,725    2,186,208
    Catlin Group, Ltd.................................................  8,975,273   60,835,983
    Centaur Media P.L.C...............................................    100,392       47,283

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
UNITED KINGDOM -- (Continued)
    Chemring Group P.L.C..............................................     50,608 $   228,801
    Chesnara P.L.C....................................................    157,925     404,320
    Chime Communications P.L.C........................................    165,734     470,142
   *Clinton Cards P.L.C...............................................    279,000          --
    Close Brothers Group P.L.C........................................  1,866,657  21,757,819
   *Colt Group SA.....................................................  5,667,288   9,947,945
    Communisis P.L.C..................................................  2,520,210   1,157,052
    Computacenter P.L.C...............................................  2,125,740  11,810,245
    Cookson Group P.L.C...............................................  5,906,182  50,803,058
    Creston P.L.C.....................................................    162,273     176,272
   #CSR P.L.C.........................................................  4,878,473  23,911,847
    Daejan Holdings P.L.C.............................................     80,540   3,787,690
    Dairy Crest Group P.L.C...........................................    825,473   4,360,395
    Dart Group P.L.C..................................................    113,554     134,374
    Debenhams P.L.C...................................................  3,259,537   4,688,966
    Development Securities P.L.C......................................  2,523,526   5,653,578
    Dialight P.L.C....................................................     22,000     354,797
  #*Dixons Retail P.L.C............................................... 82,484,790  20,454,067
    Drax Group P.L.C..................................................    293,660   2,183,637
    DS Smith P.L.C.................................................... 15,733,177  36,899,941
    easyJet P.L.C.....................................................  4,026,670  35,337,336
    Elementis P.L.C...................................................  5,465,570  17,967,449
   *Enterprise Inns P.L.C............................................. 11,295,595  10,162,956
  #*Essar Energy P.L.C................................................  1,299,614   2,334,104
  #*Exillon Energy P.L.C..............................................    523,666     793,476
    F&C Asset Management P.L.C........................................ 11,315,779  15,583,781
    Fiberweb P.L.C....................................................  1,029,435   1,111,385
    Firstgroup P.L.C..................................................    118,587     414,061
    French Connection Group P.L.C.....................................    514,946     172,236
    Fuller Smith & Turner P.L.C. Series A.............................      2,997      33,839
    Future P.L.C......................................................  1,768,908     280,524
    Galliford Try P.L.C...............................................    705,535   6,747,595
   *Gem Diamonds, Ltd.................................................  1,946,086   6,000,126
    Greencore Group P.L.C.............................................    114,596     135,639
    Greene King P.L.C.................................................  4,908,532  46,014,003
    H.R. Owen P.L.C...................................................     60,000      47,876
   *Hampson Industries P.L.C..........................................     69,360         227
   *Hardy Oil & Gas P.L.C.............................................     76,409     136,898
    Harvey Nash Group P.L.C...........................................    654,027     515,121
   *Hawtin P.L.C......................................................    150,000       1,940
    Helical Bar P.L.C.................................................  2,414,086   7,451,378
    Henry Boot P.L.C..................................................  1,136,321   2,097,781
  #*Heritage Oil P.L.C................................................  2,612,012   5,037,117
    Hiscox, Ltd....................................................... 10,648,017  73,616,587
   *HMV Group P.L.C...................................................  1,163,065      62,206
   #Home Retail Group P.L.C........................................... 16,726,540  20,272,924
    Hunting P.L.C.....................................................     16,199     197,342
    Huntsworth P.L.C..................................................  2,300,355   1,617,722
    Inchcape P.L.C....................................................  8,689,784  51,135,903
   *Innovation Group P.L.C............................................     53,902      15,409
    Intermediate Capital Group P.L.C..................................  2,324,248   9,439,923
   *International Ferro Metals, Ltd...................................  1,960,001     413,724
    Interserve P.L.C..................................................    521,530   2,653,415
   *Inveresk P.L.C....................................................    756,409          --
    Investec P.L.C....................................................          1           4
   *IP Group P.L.C....................................................    403,977     893,204
   *JJB Sports P.L.C..................................................    699,140      64,542
   *JKX Oil & Gas P.L.C...............................................    383,791     524,784
    John Wood Group P.L.C.............................................    222,450   2,705,222
  #*Johnston Press P.L.C..............................................  9,402,337     735,699
    Keller Group P.L.C................................................    512,359   3,734,887

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
UNITED KINGDOM -- (Continued)
    Laird P.L.C.......................................................  3,410,138 $11,573,974
    Lancashire Holdings, Ltd..........................................    760,109   9,306,982
    Lavendon Group P.L.C..............................................  1,906,241   3,503,055
    Logica P.L.C...................................................... 30,635,889  50,115,457
   #Lonmin P.L.C......................................................  1,334,633  14,539,095
    Lookers P.L.C.....................................................    337,762     345,330
    Low & Bonar P.L.C.................................................  3,350,524   3,142,043
   *Luminar Group Holdings P.L.C......................................  1,293,039          --
    M.J. Gleeson Group P.L.C..........................................    645,704   1,201,267
   *Man Group P.L.C...................................................  8,095,625  10,084,564
    Management Consulting Group P.L.C.................................  3,173,508   1,191,825
    Marshalls P.L.C...................................................  1,492,515   1,915,888
    Marston's P.L.C................................................... 13,391,858  23,329,256
    Mears Group P.L.C.................................................      3,826      16,135
    Mecom Group P.L.C.................................................    257,736     278,160
    Meggitt P.L.C.....................................................  5,435,089  32,575,970
   #Melrose P.L.C.....................................................    516,381   1,781,408
    Melrose Resources P.L.C...........................................    115,751     214,167
    Millennium & Copthorne Hotels P.L.C...............................  4,813,561  36,063,815
   *Mitchells & Butlers P.L.C.........................................  5,716,276  23,311,649
    Molins P.L.C......................................................     54,646      95,860
    Mondi P.L.C.......................................................  7,958,099  67,703,804
    Morgan Sindall Group P.L.C........................................     81,919     859,898
   #Mothercare P.L.C..................................................    387,700   1,203,634
   *MS International P.L.C............................................    106,708     446,546
   *MWB Group Holdings P.L.C..........................................  1,633,237      73,744
    National Express Group P.L.C......................................  3,136,266  10,347,102
   *New World Resources P.L.C. Series A...............................     17,051      78,539
   *Northgate P.L.C...................................................  2,545,016   7,902,268
    Novae Group P.L.C.................................................    590,131   3,349,427
    Pace P.L.C........................................................  1,859,865   4,405,354
    Panther Securities P.L.C..........................................     45,000     239,975
   *Pendragon P.L.C...................................................  5,996,296   1,433,688
    Persimmon P.L.C...................................................  7,337,098  70,609,420
    Petropavlovsk P.L.C...............................................    665,965   4,496,643
    Phoenix Group Holdings P.L.C......................................    233,302   1,773,334
    Phoenix IT Group, Ltd.............................................     20,292      54,967
    Photo-Me International P.L.C......................................      7,203       4,158
   *Pinnacle Staffing Group P.L.C.....................................    903,519          --
    Porvair P.L.C.....................................................    484,144     974,672
   *Premier Foods P.L.C...............................................  5,370,733   6,042,375
    Psion P.L.C.......................................................  2,234,532   3,050,748
   *Punch Taverns P.L.C...............................................  9,439,788     886,679
   *PV Crystalox Solar P.L.C..........................................    595,601      67,230
   *Quintain Estates & Development P.L.C..............................  7,056,587   5,498,337
    R.E.A. Holdings P.L.C.............................................      1,096       9,297
   *Redrow P.L.C......................................................  5,573,069  10,891,368
   *Renold P.L.C......................................................  1,288,135     583,424
    RM P.L.C..........................................................      7,613       8,968
    RPS Group P.L.C...................................................    429,117   1,623,751
    S&U P.L.C.........................................................      5,256      69,996
   *Safeland P.L.C....................................................     50,000       5,872
  #*Salamander Energy P.L.C...........................................  1,598,611   4,694,196
    Severfield-Rowen P.L.C............................................     86,167     204,379
    Shanks Group P.L.C................................................  5,419,622   6,649,811
    SIG P.L.C......................................................... 13,672,594  20,089,286
   *SOCO International P.L.C..........................................      4,271      21,770
   *Southern Cross Healthcare Group P.L.C.............................      5,854          --
    Speedy Hire P.L.C.................................................  2,219,319     831,137
    Spirit Pub Co. P.L.C.............................................. 11,052,690   8,928,244
   *Sportech P.L.C....................................................    132,623     125,697

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           SHARES        VALUE++
                                                                           ------        -------
UNITED KINGDOM -- (Continued)
    St. Ives Group P.L.C..............................................  2,286,599 $    2,578,339
    St. Modwen Properties P.L.C.......................................  3,330,448      9,238,374
   *Stylo P.L.C.......................................................      5,293             --
    TalkTalk Telecom Group P.L.C......................................     90,995        247,290
   *Talvivaara Mining Co. P.L.C.......................................      3,055          7,153
   *Tandem Group P.L.C. Non-Voting Shares.............................    472,000             --
    Taylor Wimpey P.L.C............................................... 74,079,196     51,121,727
   #Thomas Cook Group P.L.C........................................... 17,152,710      4,490,872
    Travis Perkins P.L.C..............................................  5,306,411     83,630,157
    Treatt P.L.C......................................................     32,295        159,008
    Trifast P.L.C.....................................................    875,171        554,509
   *Trinity Mirror P.L.C..............................................  7,543,928      3,131,190
    TT electronics P.L.C..............................................  2,492,014      5,772,744
    TUI Travel P.L.C..................................................  7,207,549     20,583,329
  #*UK Coal P.L.C.....................................................  3,001,865        394,683
    UTV Media P.L.C...................................................      1,877          3,967
   *Vectura Group P.L.C...............................................    131,863        142,456
    Vislink P.L.C.....................................................    338,887        146,395
    Vp P.L.C..........................................................    315,426      1,531,968
   *Wagon P.L.C.......................................................    825,228             --
   *William Ransom & Son Holding P.L.C................................     65,000          2,803
    WSP Group P.L.C...................................................    187,933      1,278,776
   *Xchanging P.L.C...................................................  1,172,773      1,780,674
  #*Yell Group P.L.C.................................................. 45,390,274        922,451
    Zotefoams P.L.C...................................................    196,330        526,126
                                                                                  --------------
TOTAL UNITED KINGDOM..................................................             1,594,619,461
                                                                                  --------------
TOTAL COMMON STOCKS...................................................             7,448,726,021
                                                                                  --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   *VDM Group, Ltd. Warrants 11/30/13.................................    285,819          2,703
                                                                                  --------------
BELGIUM -- (0.0%)
  #*Agfa-Gevaert NV STRIP VVPR........................................    640,796            788
   *Tessenderlo Chemie NV STRIP VVPR..................................     71,257         10,445
                                                                                  --------------
TOTAL BELGIUM.........................................................                    11,233
                                                                                  --------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................    834,831         45,196
                                                                                  --------------
GREECE -- (0.0%)
   *Cyprus Popular Bank PCL Rights 06/29/12........................... 13,058,635             --
   *Teletypos S.A. Mega Channel Rights 08/06/12.......................     13,306             16
                                                                                  --------------
TOTAL GREECE..........................................................                        16
                                                                                  --------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16..................  3,168,877         13,894
   *Cheuk Nang Holdings, Ltd. Warrants 04/20/13.......................    163,357         20,223
                                                                                  --------------
TOTAL HONG KONG.......................................................                    34,117
                                                                                  --------------
ISRAEL -- (0.0%)
   *Equital, Ltd. Rights 08/08/12.....................................        708          1,190
                                                                                  --------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12.............................  1,286,247             --
                                                                                  --------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12........................  4,721,829        470,025
                                                                                  --------------
SPAIN -- (0.0%)
  #*Gamesa Corporacion Tecnologica SA Rights 07/24/12.................  2,012,300         79,230

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                 SHARES        VALUE++
                                                                                 ------        -------
SPAIN -- (Continued)
   *La Seda de Barcelona SA Rights 06/29/12............................           2,724 $           34
   *Pescanova SA Rights 07/26/12.......................................         193,195          2,377
                                                                                        --------------
TOTAL SPAIN............................................................                         81,641
                                                                                        --------------
UNITED KINGDOM -- (0.1%)
   *Melrose P.L.C. FPR 07/31/12........................................       1,032,762      3,571,968
   *SFI Holdings, Ltd. Litigation Certificate..........................          79,000             --
   *Ultraframe P.L.C. Litigation Notes.................................         160,022             --
                                                                                        --------------
TOTAL UNITED KINGDOM...................................................                      3,571,968
                                                                                        --------------
TOTAL RIGHTS/WARRANTS..................................................                      4,218,089
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)          VALUE+
                                                                                -------        -------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@DFA Short Term Investment Fund.....................................     836,000,000    836,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $3,550,487) to be repurchased at $3,480,888...          $3,481      3,480,870
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL....................................                    839,480,870
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,734,843,260)^^.............................................                 $8,292,424,980
                                                                                        ==============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
  Australia.................           -- $  484,730,193   --    $  484,730,193
  Austria...................           --     56,482,654   --        56,482,654
  Belgium...................           --     67,198,246   --        67,198,246
  Canada.................... $875,244,800      2,484,266   --       877,729,066
  China.....................           --        895,327   --           895,327
  Denmark...................           --     54,348,209   --        54,348,209
  Finland...................           --    189,073,342   --       189,073,342
  France....................           --    257,508,981   --       257,508,981
  Germany...................           --    367,430,318   --       367,430,318
  Greece....................           --     18,173,208   --        18,173,208
  Hong Kong.................           --    162,560,888   --       162,560,888
  Ireland...................           --     22,148,728   --        22,148,728
  Israel....................           --     44,572,629   --        44,572,629
  Italy.....................           --    188,993,484   --       188,993,484
  Japan.....................           --  1,979,757,926   --     1,979,757,926
  Malaysia..................           --             --   --                --
  Netherlands...............           --    112,153,485   --       112,153,485
  New Zealand...............           --     36,452,551   --        36,452,551
  Norway....................           --     86,032,729   --        86,032,729
  Portugal..................           --     15,337,103   --        15,337,103
  Singapore.................           --    120,358,131   --       120,358,131
  Spain.....................           --     90,901,490   --        90,901,490
  Sweden....................           --    272,014,777   --       272,014,777
  Switzerland...............           --    349,253,095   --       349,253,095
  United Kingdom............           --  1,594,619,461   --     1,594,619,461
Rights/Warrants
  Australia.................           --          2,703   --             2,703
  Belgium...................           --         11,233   --            11,233
  France....................           --         45,196   --            45,196
  Greece....................           --             16   --                16
  Hong Kong.................           --         34,117   --            34,117
  Israel....................           --          1,190   --             1,190
  Italy.....................           --             --   --                --
  Norway....................           --        470,025   --           470,025
  Spain.....................           --         81,641   --            81,641
  United Kingdom............           --      3,571,968   --         3,571,968
Securities Lending
  Collateral................           --    839,480,870   --       839,480,870
                             ------------ --------------   --    --------------
TOTAL....................... $875,244,800 $7,417,180,180   --    $8,292,424,980
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES  VALUE++
                                                                        ------  -------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.3%)
   *Acrux, Ltd........................................................  10,507 $ 41,708
    Adelaide Brighton, Ltd............................................  40,420  142,098
    Aditya Birla Minerals, Ltd........................................  33,991   14,698
   *AED Oil, Ltd......................................................  28,704       --
  #*AJ Lucas Group, Ltd...............................................   9,790   10,311
    Alesco Corp., Ltd.................................................  16,733   35,894
  #*Alkane Resources, Ltd.............................................  38,134   32,452
    Alumina, Ltd...................................................... 394,524  277,715
    Alumina, Ltd. Sponsored ADR.......................................     900    2,547
    Amalgamated Holdings, Ltd.........................................  22,142  154,450
    Amcom Telecommunications, Ltd.....................................  38,228   47,314
    Amcor, Ltd........................................................  42,851  338,296
    AMP, Ltd..........................................................  57,290  240,080
    Ansell, Ltd.......................................................   8,831  122,783
   *Antares Energy, Ltd...............................................  21,315    9,355
   #APA Group, Ltd....................................................  11,005   56,498
    APN News & Media, Ltd.............................................  98,160   54,994
  #*Aquarius Platinum, Ltd............................................  29,293   18,191
  #*Aquila Resources, Ltd.............................................   4,456    9,855
  #*Arafura Resources, Ltd............................................  38,502    6,632
    ARB Corp., Ltd....................................................   1,871   18,684
    Aristocrat Leisure, Ltd...........................................  32,445   80,248
    Arrium, Ltd....................................................... 226,660  169,388
    Asciano Group, Ltd................................................  73,384  332,949
    ASG Group, Ltd....................................................  25,040   22,282
    ASX, Ltd..........................................................   3,614  118,158
    Atlas Iron, Ltd................................................... 123,575  221,394
   *Aurora Oil & Gas, Ltd.............................................  40,933  145,971
    Ausdrill, Ltd.....................................................  43,433  151,262
    Ausenco, Ltd......................................................  16,839   54,295
    Austal, Ltd.......................................................  16,665   28,079
    Austbrokers Holdings, Ltd.........................................   4,423   33,890
    Austin Engineering, Ltd...........................................   3,342   14,734
    Australia & New Zealand Banking Group, Ltd........................  33,356  820,196
   *Australian Agricultural Co., Ltd..................................  43,800   50,676
    Australian Infrastructure Fund....................................  27,847   75,494
    Australian Pharmaceutical Industries, Ltd.........................  53,097   19,440
    Automotive Holdings Group NL......................................  36,442   98,747
    AWE, Ltd..........................................................  71,631  110,487
    Bank of Queensland, Ltd...........................................  49,646  396,810
   *Bannerman Resources, Ltd..........................................  44,013    4,802
  #*Bathurst Resources, Ltd...........................................  39,720   11,981
   *BC Iron, Ltd......................................................  14,185   38,089
   #Beach Energy, Ltd................................................. 261,016  299,179
    Bendigo and Adelaide Bank, Ltd....................................  73,934  634,233
    BHP Billiton, Ltd. Sponsored ADR..................................   8,973  595,269
   #Billabong International, Ltd......................................  79,866  112,669
   *Biota Holdings, Ltd...............................................  23,640   16,666
    Blackmores, Ltd...................................................   1,487   45,578
   *BlueScope Steel, Ltd.............................................. 421,833  116,518
    Boart Longyear, Ltd............................................... 104,850  249,522
   #Boral, Ltd........................................................ 132,695  466,258
    Bradken, Ltd......................................................  23,834  123,856
    Brambles, Ltd.....................................................  10,378   67,753
   *Breville Group, Ltd...............................................  15,688   78,594
    Brickworks, Ltd...................................................  13,908  147,434
    BT Investment Management, Ltd.....................................  11,586   21,328
  #*Buru Energy, Ltd..................................................  11,145   39,485

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
AUSTRALIA -- (Continued)
    Cabcharge Australia, Ltd..........................................    14,898 $ 87,417
    Caltex Australia, Ltd.............................................    20,543  304,099
    Campbell Brothers, Ltd............................................     4,389  214,806
   *Cape Lambert Resources, Ltd.......................................    32,028   11,020
    Cardno, Ltd.......................................................    19,352  169,212
   *Carnarvon Petroleum, Ltd..........................................    82,835    9,058
   #carsales.com, Ltd.................................................     7,604   50,192
   #Cash Converters International, Ltd................................    58,715   44,196
    Cedar Woods Properties, Ltd.......................................     3,494   13,536
   *Centrebet International, Ltd. Claim Units.........................     6,648       --
  #*Ceramic Fuel Cells, Ltd. (B01D126)................................    97,611    5,301
   *Ceramic Fuel Cells, Ltd. (B807HG1)................................    24,403       --
    Challenger, Ltd...................................................    61,701  216,144
   *Citigold Corp., Ltd...............................................   194,096   12,990
    Clough, Ltd.......................................................    36,846   27,012
  #*Coal of Africa, Ltd...............................................    24,372   10,761
    Coca-Cola Amatil, Ltd.............................................     4,241   61,938
   #Cochlear, Ltd.....................................................     1,038   71,655
  #*Cockatoo Coal, Ltd................................................   148,893   25,552
   *Coffey International, Ltd.........................................    53,206   19,391
    Commonwealth Bank of Australia NL.................................    14,379  865,685
    Computershare, Ltd................................................     6,815   54,672
    Consolidated Media Holdings, Ltd..................................    12,810   45,533
   *Cooper Energy, Ltd................................................    24,369   11,824
   #Crown, Ltd........................................................    19,419  171,768
   #CSG, Ltd..........................................................    35,839   27,168
    CSL, Ltd..........................................................     3,732  166,898
   #CSR, Ltd..........................................................    91,957  119,838
  #*Cudeco, Ltd.......................................................    10,487   36,417
   *Cue Energy Resources, Ltd.........................................    31,448    5,249
   *Dart Energy, Ltd..................................................     3,633      568
   #David Jones, Ltd..................................................    80,339  204,871
   #Decmil Group, Ltd.................................................    23,225   63,129
  #*Deep Yellow, Ltd..................................................   245,896   10,024
    Devine, Ltd.......................................................     2,971    1,652
  #*Discovery Metals, Ltd.............................................    44,635   61,927
    Domino's Pizza Enterprises, Ltd...................................     5,839   56,131
   *Downer EDI, Ltd...................................................    98,720  312,627
  #*Drillsearch Energy, Ltd. (6280271)................................    43,741   52,727
   *Drillsearch Energy, Ltd. (B8JXF22)................................     6,436    7,812
    DUET Group........................................................    48,122  104,910
    DuluxGroup, Ltd...................................................     5,240   16,876
    Echo Entertainment Group, Ltd.....................................   128,999  565,505
  #*Elders, Ltd.......................................................   130,080   31,280
    Emeco Holdings, Ltd...............................................   144,002  114,330
  #*Energy Resources of Australia, Ltd................................     5,125    7,433
   *Energy World Corp., Ltd...........................................   182,440   90,544
    Envestra, Ltd.....................................................    45,185   40,681
    Euroz, Ltd........................................................     1,190    1,222
   *Evolution Mining, Ltd.............................................    92,183  148,886
   #Fairfax Media, Ltd................................................   378,311  207,358
  #*FAR, Ltd..........................................................   361,614   18,805
   #FKP Property Group, Ltd...........................................   107,052   41,975
    Fleetwood Corp., Ltd..............................................    10,234  140,059
   #FlexiGroup, Ltd...................................................    53,751  172,268
   #Flight Centre, Ltd................................................     4,333   96,283
   *Flinders Mines, Ltd...............................................   166,864   19,141
   *Focus Minerals, Ltd............................................... 1,266,046   46,398
   #Forge Group, Ltd..................................................     9,306   41,818
  #*Galaxy Resources, Ltd.............................................    36,034   17,901
  #*Gindalbie Metals, Ltd.............................................    28,129   11,696

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
AUSTRALIA -- (Continued)
    Goodman Fielder, Ltd.............................................. 263,899 $134,185
   *GrainCorp, Ltd....................................................  32,914  317,058
    Grange Resources, Ltd............................................. 122,656   45,928
   #GUD Holdings, Ltd.................................................  15,089  134,677
  #*Gunns, Ltd........................................................  75,334   12,667
   #GWA Group, Ltd....................................................  43,630   96,140
   #Harvey Norman Holdings, Ltd.......................................  91,065  190,642
   *Hastie Group, Ltd.................................................   5,715       --
    HFA Holdings, Ltd.................................................  18,498   13,704
   *Highlands Pacific, Ltd............................................ 116,035   20,503
   *Hillgrove Resources, Ltd..........................................  35,229    2,684
    Hills Holdings, Ltd...............................................  31,750   35,661
   *Horizon Oil, Ltd..................................................  99,901   28,490
    iiNet, Ltd........................................................  39,024  132,898
   #Iluka Resources, Ltd..............................................  11,879  117,315
    Imdex, Ltd........................................................  12,503   20,453
    IMF Australia, Ltd................................................   8,123   12,956
    Incitec Pivot, Ltd................................................ 122,313  396,534
   #Independence Group NL.............................................  44,722  145,894
   *Indophil Resources NL............................................. 101,868   34,996
    Industrea, Ltd....................................................  85,191  111,604
   *Infigen Energy, Ltd............................................... 164,162   38,632
    Insurance Australia Group, Ltd....................................  62,539  246,616
   *Integra Mining, Ltd...............................................  81,322   26,443
   *Intrepid Mines, Ltd...............................................  28,573    6,553
    Invocare, Ltd.....................................................   3,399   31,756
    IOOF Holdings, Ltd................................................  31,731  207,318
   #Iress, Ltd........................................................  11,470   80,549
   *Iron Ore Holdings, Ltd............................................  11,976   10,199
    James Hardie Industries SE........................................   7,478   65,320
    James Hardie Industries SE Sponsored ADR..........................     100    4,368
   #JB Hi-Fi, Ltd.....................................................   7,418   68,626
    Jetset Travelworld, Ltd...........................................  13,926    6,515
   *Kagara, Ltd.......................................................  52,508    6,622
   *Karoon Gas Australia, Ltd.........................................   4,581   17,676
   #Kingsgate Consolidated, Ltd.......................................  25,380  107,194
    Leighton Holdings, Ltd............................................   1,698   30,337
    Lend Lease Group NL...............................................  49,992  422,846
  #*Linc Energy, Ltd..................................................  50,437   28,063
  #*Liquefied Natural Gas, Ltd........................................  42,161   16,070
  #*Lynas Corp., Ltd.................................................. 229,932  191,870
   *M2 Telecommunications Group, Ltd..................................   7,407   25,122
    MacMahon Holdings, Ltd............................................ 143,706   90,526
   *Macquarie Atlas Roads Group NL....................................  27,728   37,888
    Macquarie Group, Ltd..............................................  29,586  769,801
    McMillan Shakespeare, Ltd.........................................   9,454  117,444
    McPherson's, Ltd..................................................  15,732   28,551
    Medusa Mining, Ltd................................................  10,716   53,948
    Melbourne IT, Ltd.................................................  24,889   46,501
   *MEO Australia, Ltd................................................ 109,016   29,518
    Mermaid Marine Australia, Ltd.....................................  15,886   43,530
  #*Mesoblast, Ltd....................................................   3,743   24,617
   *Metals X, Ltd.....................................................  38,119    4,792
    Metcash, Ltd......................................................  32,973  117,949
   *Metgasco, Ltd.....................................................  13,298    2,629
   *Miclyn Express Offshore, Ltd......................................  10,632   20,870
    Mincor Resources NL...............................................  36,661   24,559
   *Mineral Deposits, Ltd.............................................  16,658   79,137
    Mineral Resources, Ltd............................................   5,095   42,443
   *Mirabela Nickel, Ltd.............................................. 130,342   35,983
   *Molopo Energy, Ltd................................................  49,088   21,540

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
   *Moly Mines, Ltd...................................................   6,105 $      859
    Monadelphous Group, Ltd...........................................   1,179     26,784
   #Mortgage Choice, Ltd..............................................  42,284     64,270
    Mount Gibson Iron, Ltd............................................  96,152     95,626
   *Murchison Metals, Ltd.............................................  42,040     21,324
   #Myer Holdings, Ltd................................................ 131,385    251,857
    National Australia Bank, Ltd......................................  74,261  1,937,618
   #Navitas, Ltd......................................................  14,058     57,147
    New Hope Corp., Ltd...............................................   9,616     40,952
   *Newcrest Mining, Ltd..............................................  12,788    312,733
   *Nexus Energy, Ltd.................................................  87,111     12,184
   *NIB Holdings, Ltd.................................................  47,348     77,950
    Norfolk Group, Ltd................................................   9,722     10,382
   *Northern Iron, Ltd................................................  12,974     15,931
    NRW Holdings, Ltd.................................................   9,855     29,637
  #*NuCoal Resources, Ltd.............................................  49,664     10,367
    Nufarm, Ltd.......................................................  45,147    257,583
    Oakton, Ltd.......................................................  18,397     23,426
    Oil Search, Ltd...................................................  20,549    149,962
  #*OPUS Group, Ltd...................................................   3,933      2,195
    Orica, Ltd........................................................   6,183    160,794
    Origin Energy, Ltd................................................  95,401  1,177,559
  #*Orocobre, Ltd.....................................................   7,144     12,326
    OrotonGroup, Ltd..................................................     663      5,439
   *Otto Energy, Ltd..................................................  85,210      7,490
    OZ Minerals, Ltd..................................................  53,172    419,188
    Pacific Brands, Ltd............................................... 217,720    118,472
  #*Paladin Energy, Ltd............................................... 196,576    238,098
   *PanAust, Ltd......................................................  15,081     37,305
   #Panoramic Resources, Ltd..........................................  53,937     33,397
    Patties Foods, Ltd................................................  10,908     18,321
   #Peet, Ltd.........................................................  29,634     20,512
  #*Perilya, Ltd...................................................... 102,614     27,356
    Perpetual Trustees Australia, Ltd.................................   3,037     75,774
  #*Perseus Mining, Ltd...............................................  16,263     38,656
   *Pharmaxis, Ltd....................................................  30,561     35,626
   *Platinum Australia, Ltd...........................................  59,641      4,199
    PMP, Ltd..........................................................  31,929     11,069
    Premier Investments, Ltd..........................................  20,203    103,541
  #*Prima Biomed, Ltd.................................................  75,579      9,415
    Primary Health Care, Ltd..........................................  81,728    258,231
    Prime Media Group, Ltd............................................  14,791     10,724
   #PrimeAg, Ltd......................................................  22,147     24,765
    Programmed Maintenance Service, Ltd...............................  24,876     55,840
   *Qantas Airways, Ltd............................................... 158,150    188,357
    QBE Insurance Group, Ltd..........................................  32,859    482,284
   *Ramelius Resources, Ltd...........................................  55,377     28,820
    Ramsay Health Care, Ltd...........................................   2,541     63,223
    RCR Tomlinson, Ltd................................................  36,230     63,305
   #REA Group, Ltd....................................................   2,879     41,329
    Reckon, Ltd.......................................................   3,353      7,492
  #*Red Fork Energy, Ltd..............................................  35,941     28,074
    Redflex Holdings, Ltd.............................................  15,216     32,666
    Reece Australia, Ltd..............................................     839     15,890
  #*Reed Resources, Ltd...............................................  19,892      3,752
   #Regional Express Holdings, Ltd....................................   3,539      4,380
   *Regis Resources, Ltd..............................................  13,669     64,834
   #Reject Shop, Ltd. (The)...........................................   1,671     17,226
   *Resolute Mining, Ltd..............................................  80,793    114,365
   *Resource Generation, Ltd..........................................  19,863      5,009
    Retail Food Group, Ltd............................................   2,033      5,547

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
  #*Rex Minerals, Ltd.................................................   6,213 $    5,228
  #*Rialto Energy, Ltd................................................  49,072      8,941
    Ridley Corp., Ltd.................................................  54,504     59,611
    Rio Tinto, Ltd....................................................   5,477    303,299
  #*Roc Oil Co., Ltd.................................................. 223,919     65,183
   #SAI Global, Ltd...................................................  19,518     91,529
   *Salinas Energy, Ltd...............................................  58,440     23,969
   #Salmat, Ltd.......................................................  16,043     37,890
  #*Samson Oil & Gas, Ltd. Sponsored ADR..............................  10,577     12,058
   *Sandfire Resources NL.............................................  13,178     96,959
    Santos, Ltd.......................................................  83,616    938,267
   *Saracen Mineral Holdings, Ltd.....................................  75,277     37,502
    Sedgman, Ltd......................................................   9,188     14,037
   #Seek, Ltd.........................................................   9,124     57,981
    Select Harvests, Ltd..............................................   2,626      3,577
   *Senex Energy, Ltd.................................................  43,835     28,179
    Servcorp, Ltd.....................................................   6,641     19,805
    Service Stream, Ltd...............................................   6,776      2,795
   *Seven Group Holdings, Ltd.........................................  18,621    140,936
   *Seven West Media, Ltd.............................................  61,179     99,305
    Sigma Pharmaceuticals, Ltd........................................ 215,826    136,378
   *Silex System, Ltd.................................................  12,982     52,329
   *Silver Lake Resources, Ltd........................................  18,106     50,533
   #Sims Metal Management, Ltd........................................  29,430    256,701
    Sirtex Medical, Ltd...............................................   2,967     19,734
    Skilled Group, Ltd................................................  28,061     64,594
    Slater & Gordon, Ltd..............................................   4,246      8,485
    SMS Management & Technology, Ltd..................................   8,490     50,881
    Sonic Healthcare, Ltd.............................................   9,357    124,112
    Southern Cross Media Group, Ltd................................... 113,422    139,730
    SP Ausnet, Ltd....................................................  25,213     27,851
    Spark Infrastructure Group, Ltd...................................  68,347    116,835
  #*Specialty Fashion Group, Ltd......................................  16,869      8,826
   *St. Barbara, Ltd..................................................  75,112    109,082
   *Starpharma Holdings, Ltd..........................................   7,460     11,399
   *Straits Resources, Ltd............................................  66,500      7,984
    STW Communications Group, Ltd.....................................  57,569     56,190
    Suncorp Group, Ltd................................................ 115,486  1,024,306
   *Sundance Energy Australia, Ltd....................................   8,139      3,550
  #*Sundance Resources, Ltd...........................................  70,585     24,688
   *Sunland Group, Ltd................................................  25,242     23,318
    Super Retail Group, Ltd...........................................  15,790    126,707
    TABCORP Holdings, Ltd.............................................  62,534    212,836
   *Talent2 International, Ltd........................................   7,642      6,198
  #*Tanami Gold NL....................................................  17,532     13,687
  #*Tap Oil, Ltd......................................................  84,108     55,838
    Tassal Group, Ltd.................................................  22,882     30,386
    Tatts Group, Ltd.................................................. 252,337    767,864
   #Technology One, Ltd...............................................  25,124     32,874
    Telstra Corp., Ltd................................................  13,625     57,221
   #Ten Network Holdings, Ltd......................................... 218,451    108,415
   *Texon Petroleum, Ltd..............................................  37,589     18,615
    TFS Corp., Ltd....................................................  42,008     18,466
   *Thakral Holdings Group, Ltd.......................................  44,790     35,733
    Thorn Group, Ltd..................................................   5,803      9,691
   *Tiger Resources, Ltd..............................................  38,107     11,515
    Toll Holdings, Ltd................................................ 112,314    471,800
    Tox Free Solutions, Ltd...........................................   9,400     24,648
    TPG Telecom, Ltd..................................................  31,955     64,779
    Transfield Services, Ltd..........................................  96,538    186,120
   *Transpacific Industries Group, Ltd................................ 196,215    158,284

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
AUSTRALIA -- (Continued)
   *Treasury Wine Estates, Ltd........................................  74,197 $   343,050
    Troy Resources, Ltd...............................................  17,242      71,800
    Trust Co., Ltd. (The).............................................   5,908      32,810
   #UGL, Ltd..........................................................  12,515     170,765
   *Unity Mining, Ltd.................................................  19,146       2,092
    UXC, Ltd..........................................................  15,692      10,423
   *VDM Group, Ltd....................................................  46,244       1,731
    Village Roadshow, Ltd.............................................  24,120      79,659
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 272,729     115,478
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 272,729       1,433
    Washington H. Soul Pattinson & Co., Ltd...........................  16,792     231,721
    Watpac, Ltd.......................................................  27,998      21,387
    WDS, Ltd..........................................................   1,417         711
    Webjet, Ltd.......................................................   9,426      33,729
    Wesfarmers, Ltd...................................................  26,297     897,486
   #Western Areas NL..................................................  13,874      50,687
    Westpac Banking Corp..............................................  10,383     251,840
   #Westpac Banking Corp. Sponsored ADR...............................   2,478     299,541
  #*White Energy Co., Ltd.............................................  21,241       6,757
    Whitehaven Coal, Ltd..............................................  11,369      43,528
    WHK Group, Ltd....................................................  18,554      17,347
    Wide Bay Australia, Ltd...........................................   3,475      25,047
    Woodside Petroleum, Ltd...........................................   3,860     136,133
    WorleyParsons, Ltd................................................   1,541      42,026
   #Wotif.com Holdings, Ltd...........................................   7,481      32,077
   *Yancoal Australia, Ltd. (B7TY454).................................   3,742       9,752
   *Yancoal Australia, Ltd. (B84LB45).................................   3,742       3,284
                                                                               -----------
TOTAL AUSTRALIA.......................................................          35,628,313
                                                                               -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................................     505      56,493
    Andritz AG........................................................   3,528     192,864
   *A-TEC Industries AG...............................................   1,773          --
    Atrium European Real Estate, Ltd..................................   5,445      24,297
   *Austria Technologie & Systemtechnik AG............................   1,264       9,762
   #BWT AG............................................................     720      11,570
    CA Immobilien Anlagen AG..........................................     920       9,091
   *Erste Group Bank AG...............................................  21,858     394,940
    EVN AG............................................................   3,508      43,438
    Flughafen Wien AG.................................................   2,930     114,152
   *Immofinanz AG.....................................................  22,892      74,850
  #*Intercell AG......................................................   1,270       2,996
   *Kapsch TrafficCom AG..............................................     698      50,206
   #Lenzing AG........................................................     716      62,655
    Mayr-Melnhof Karton AG............................................     954      83,947
    Oberbank AG.......................................................     693      40,669
   #Oesterreichischen Post AG.........................................   2,523      80,385
    OMV AG............................................................  13,223     414,889
    Palfinger AG......................................................     947      18,589
    Raiffeisen Bank International AG..................................   6,687     220,087
   #RHI AG............................................................   2,184      48,235
    S IMMO AG.........................................................   6,478      35,746
    Schoeller-Bleckmann Oilfield Equipment AG.........................   1,125      94,470
    Semperit Holding AG...............................................   1,115      37,816
   #Strabag SE........................................................   5,030     113,445
    Telekom Austria AG................................................   4,589      41,732
  #*Uniqa Versicherungen AG...........................................   1,563      17,426
   #Vienna Insurance Group AG Wiener Versicherung Gruppe..............   2,136      83,088
   #Voestalpine AG....................................................   8,182     222,227
   #Wienerberger AG...................................................  19,012     159,835
    Wolford AG........................................................     299      10,106

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRIA -- (Continued)
   #Zumtobel AG.......................................................   6,907 $   74,038
                                                                               ----------
TOTAL AUSTRIA.........................................................          2,844,044
                                                                               ----------
BELGIUM -- (1.0%)
  #*Ablynx NV.........................................................   1,092      3,794
    Ackermans & van Haaren NV.........................................   3,660    279,721
    Ageas............................................................. 446,678    885,914
   *Agfa-Gevaert NV...................................................  43,570     66,859
   #Anheuser-Busch InBev NV Sponsored ADR.............................   3,863    306,027
    Arseus NV.........................................................   6,747    109,686
    Atenor Group NV...................................................      69      2,459
    Banque Nationale de Belgique......................................      47    126,436
    Barco NV..........................................................   2,663    152,715
   #Bekaert NV........................................................   2,191     56,504
    Belgacom SA.......................................................   2,777     79,900
    Colruyt SA........................................................     600     27,210
    Compagnie d'Entreprises SA........................................   2,136    111,226
    Compagnie Immobiliere de Belgique SA..............................     301      9,456
    Compagnie Maritime Belge SA.......................................   3,643     76,096
   *Deceuninck NV.....................................................  21,543     28,047
    Delhaize Group SA.................................................   4,986    178,282
    Delhaize Group SA Sponsored ADR...................................   7,423    266,115
  #*Devgen NV.........................................................   3,515     36,180
  #*Dexia SA..........................................................  52,880     14,287
    D'ieteren SA......................................................   2,040     84,678
    Econocom Group SA.................................................     803     16,709
   #Elia System Operator SA...........................................   2,013     80,002
   *Euronav SA........................................................   2,958     18,887
    EVS Broadcast Equipment SA........................................   1,361     64,139
    Exmar NV..........................................................   5,370     38,055
   *Galapagos NV......................................................   3,780     67,904
    Gimv NV...........................................................   1,631     71,241
    Image Recognition Integrated Systems (I.R.I.S.) SA................      88      3,031
   *Ion Beam Applications SA..........................................   3,267     16,694
    KBC Groep NV......................................................  12,116    253,073
    Kinepolis Group NV................................................   1,308    112,510
    Melexis NV........................................................   2,604     38,831
    Mobistar SA.......................................................     748     23,062
   #Nyrstar NV........................................................  27,303    130,807
    Recticel SA.......................................................   3,670     22,881
    Resilux SA........................................................     516     31,029
    Roularta Media Group NV...........................................     199      3,392
    Sioen Industries NV...............................................   3,689     21,769
    Sipef NV..........................................................   1,293     99,270
    Solvay SA.........................................................   4,746    492,756
    Telenet Group Holding NV..........................................   3,899    171,721
    Tessenderlo Chemie NV.............................................   5,478    143,442
  #*ThromboGenics NV..................................................   3,736    120,574
    UCB SA............................................................   3,556    177,898
    Umicore SA........................................................   6,281    277,918
    Van de Velde NV...................................................     840     37,991
                                                                               ----------
TOTAL BELGIUM.........................................................          5,437,178
                                                                               ----------
CANADA -- (9.9%)
   *5N Plus, Inc......................................................   7,978     16,388
    Aastra Technologies, Ltd..........................................   2,300     38,989
   *Absolute Software Corp............................................   4,480     22,292
   *Advantage Oil & Gas, Ltd..........................................  40,400    158,321
    Aecon Group, Inc..................................................  14,073    168,957
   #AG Growth International, Inc......................................   1,960     64,496
    AGF Management, Ltd. Class B......................................  22,923    272,008

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Agnico-Eagle Mines, Ltd........................................... 11,231 $492,872
    Agrium, Inc.......................................................  6,300  599,249
    Aimia, Inc........................................................ 37,590  500,026
   *Ainsworth Lumber Co., Ltd.........................................  7,849   15,027
    Akita Drilling, Ltd. Class A......................................    900    9,064
   *Alacer Gold Corp.................................................. 20,520  121,747
    Alamos Gold, Inc..................................................  3,200   50,161
   *Alexco Resource Corp..............................................  5,120   21,086
    Algoma Central Corp...............................................    174   20,257
    Algonquin Power & Utilities Corp.................................. 23,560  155,054
    Alimentation Couche-Taro, Inc. Class B............................  4,800  227,352
    Alliance Grain Traders, Inc.......................................  4,312   60,067
    AltaGas, Ltd......................................................  8,900  276,891
   *Alterra Power Corp................................................ 14,500    6,579
   *Altius Minerals Corp..............................................  5,648   64,486
    Altus Group, Ltd..................................................  3,700   30,217
    Amerigo Resources, Ltd............................................ 18,684   10,433
   *Anderson Energy, Ltd.............................................. 22,450    6,940
   *Angle Energy, Inc................................................. 17,354   63,681
   *Antrim Energy, Inc................................................ 16,700   10,491
   #ARC Resources, Ltd................................................  6,517  162,657
   *Argonaut Gold, Inc................................................  9,691   80,303
   *Arsenal Energy, Inc............................................... 19,500    8,167
    Astral Media, Inc. Class A........................................ 12,153  595,986
    Atco, Ltd. Class I................................................  1,000   73,491
  #*Atna Resource, Ltd................................................ 21,888   20,734
   *Atrium Innovations, Inc...........................................  5,537   62,777
   *ATS Automation Tooling System, Inc................................ 24,624  200,361
  #*Aura Minerals, Inc................................................ 19,400    9,092
  #*AuRico Gold, Inc.................................................. 44,447  288,528
   *Aurizon Mines, Ltd................................................ 14,700   65,229
    AutoCanada, Inc...................................................  1,200   16,740
  #*Avalon Rare Metals, Inc........................................... 12,100   18,219
   #AvenEx Energy Corp................................................ 11,767   34,966
   *Avion Gold Corp................................................... 11,900    5,933
   *AXIA NetMedia Corp................................................  6,400    8,807
   *B2Gold Corp....................................................... 45,600  146,415
  #*Ballard Power Systems, Inc........................................ 16,800   17,422
   #Bank of Montreal.................................................. 15,601  893,575
    Bank of Nova Scotia...............................................  6,849  357,526
  #*Bankers Petroleum, Ltd............................................ 22,200   53,793
    Barrick Gold Corp.................................................  9,774  321,723
   #Baytex Energy Corp................................................    900   37,316
   #BCE, Inc.......................................................... 10,200  434,099
   #Bell Aliant, Inc..................................................  3,427   85,261
   *Bellatrix Exploration, Ltd........................................ 29,662  106,776
  #*Birchcliff Energy, Ltd............................................ 16,160  112,315
   #Bird Construction, Inc............................................  2,259   30,928
   #Black Diamond Group, Ltd..........................................  4,900  105,686
   *BlackPearl Resources, Inc......................................... 41,459  124,850
  #*BNK Petroleum, Inc................................................  9,254    6,921
    Bombardier, Inc. Class B.......................................... 13,560   48,812
   #Bonavista Energy Corp............................................. 12,855  233,681
    Bonterra Energy Corp..............................................    397   18,519
   *Boralex, Inc. Class A.............................................  6,100   53,162
   *Brick, Ltd. (The).................................................  2,900   11,567
  #*Brigus Gold Corp.................................................. 27,233   21,996
  #*Burcon NutraScience Corp..........................................  2,200   11,407
   *C&C Energia, Ltd..................................................  3,845   24,116
    CAE, Inc.......................................................... 16,827  169,638
    Calfrac Well Services, Ltd........................................  8,468  200,121

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Calian Technologies, Ltd..........................................  1,000 $ 20,841
   *Calmena Energy Services, Inc...................................... 19,240    3,166
   *Calvalley Petroleums, Inc. Class A................................ 15,100   37,191
    Cameco Corp....................................................... 30,249  633,424
    Canaccord Financial, Inc. (B01R1T5)............................... 14,271   65,460
    Canaccord Financial, Inc. (B0BV8K7)...............................  3,147   14,730
   *Canacol Energy, Ltd............................................... 31,117   14,118
    Canada Bread Co., Ltd.............................................  1,900   81,941
   *Canada Lithium Corp............................................... 22,795   11,820
    Canadian Energy Services & Technology Corp........................  2,100   22,050
   #Canadian Helicopters Group, Inc...................................    900   26,492
    Canadian Imperial Bank of Commerce................................  4,351  318,239
   #Canadian National Railway Co......................................  1,300  114,684
    Canadian National Resources, Ltd.................................. 11,700  319,086
   #Canadian Oil Sands, Ltd...........................................  4,460   89,747
    Canadian Pacific Railway, Ltd.....................................  4,500  365,753
   #Canadian Tire Corp. Class A.......................................  7,716  510,194
    Canadian Utilities, Ltd. Class A..................................  2,700  188,463
   #Canadian Western Bank............................................. 11,700  306,486
   *Canam Group, Inc. Class A.........................................  7,700   35,319
  #*Canfor Corp....................................................... 24,916  294,416
   #Canfor Pulp Products, Inc.........................................  7,715   66,160
    CanWel Building Materials Group, Ltd..............................  8,000   17,550
    Canyon Services Group, Inc........................................  3,238   31,901
    Capital Power Corp................................................  3,714   79,698
    Capstone Infrastructure Corp...................................... 13,424   59,299
   *Capstone Mining Corp.............................................. 75,612  169,644
   *Cardero Resource Corp............................................. 16,600   14,732
   *Carpathian Gold, Inc.............................................. 51,260   13,801
    Cascades, Inc..................................................... 14,918   70,808
    Cash Store Financial Services, Inc. (The).........................    400    2,381
   *Catamaran Corp....................................................  2,000  169,876
    Cathedral Energy Services, Ltd....................................  4,976   28,283
    CCL Industries, Inc. Class B......................................  6,134  211,939
   *Celestica, Inc.................................................... 45,212  344,438
   *Celtic Exploration, Ltd...........................................  6,000  104,761
    Cenovus Energy, Inc...............................................  6,900  210,884
    Centerra Gold, Inc................................................  4,200   30,196
   *Cequence Energy, Ltd.............................................. 29,553   42,730
   *CGI Group, Inc. Class A...........................................  7,471  176,038
   *China Gold International Resources Corp., Ltd.....................  8,200   18,970
   *Chinook Energy, Inc............................................... 10,022   15,690
    Churchill Corp. Class A (The).....................................  4,450   36,653
   #CI Financial Corp.................................................  2,000   44,493
   *CIC Energy Corp...................................................  6,800   11,866
   #Cineplex, Inc.....................................................  5,357  160,253
    Clairvest Group, Inc..............................................    100    1,755
   *Claude Resources, Inc............................................. 31,500   21,987
   #CML HealthCare, Inc...............................................  4,582   42,857
   *Coastal Contacts, Inc............................................. 15,700   56,359
    Cogeco Cable, Inc.................................................  1,400   50,508
    Colabor Group, Inc................................................  3,267   26,941
   *Colossus Minerals, Inc............................................  5,040   18,092
   *COM DEV International, Ltd........................................ 16,025   49,377
  #*Compton Petroleum Corp............................................    111      137
    Computer Modelling Group, Ltd.....................................  2,632   48,501
   *Connacher Oil & Gas, Ltd.......................................... 99,121   47,937
    Constellation Software, Inc.......................................    300   27,668
    Contrans Group, Inc. Class A......................................  2,000   17,450
   *Copper Mountain Mining Corp.......................................  7,118   22,926
    Corby Distilleries, Ltd. Class A..................................  2,450   41,287

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
CANADA -- (Continued)
  #*Corridor Resources, Inc...........................................  12,900 $ 10,805
   #Corus Entertainment, Inc. Class B.................................  15,300  346,170
   *Cott Corp.........................................................  24,578  208,319
   #Crescent Point Energy Corp........................................   3,850  153,025
   *Crew Energy, Inc..................................................  27,320  188,517
   *Crocotta Energy, Inc..............................................  10,880   29,618
   *Crown Point Ventures, Ltd.........................................   3,240    1,292
   #Davis & Henderson Corp............................................  16,978  308,968
   *DeeThree Exploration, Ltd.........................................  14,816   62,789
  #*Delphi Energy Corp................................................  30,555   43,265
   *Denison Mines Corp................................................  82,347  110,853
   *Descartes Systems Group, Inc. (The)...............................   9,080   75,603
   *Detour Gold Corp..................................................   5,460  121,085
    Dollarama, Inc....................................................   1,233   76,843
    Dorel Industries, Inc. Class B....................................   6,400  178,053
  #*DragonWave, Inc...................................................   6,969   15,983
   *Duluth Metals, Ltd................................................  14,300   28,519
  #*Dundee Precious Metals, Inc.......................................  24,318  189,384
  #*Dynasty Metals & Mining, Inc......................................   6,282    9,709
   *Eastern Platinum, Ltd............................................. 177,297   34,475
  #*Eco Oro Minerals Corp.............................................   5,800    9,254
    E-L Financial Corp., Ltd..........................................      80   32,308
    Eldorado Gold Corp................................................  26,454  286,210
    Emera, Inc........................................................     700   24,654
    Empire Co., Ltd. Class A..........................................   4,500  256,175
   #Enbridge Income Fund Holdings, Inc................................   2,524   58,692
   #Encana Corp.......................................................  16,105  358,763
  #*Endeavour Mining Corp.............................................  30,222   71,121
    Enerflex, Ltd.....................................................   2,500   28,643
   *Energy Fuels, Inc.................................................  70,273   16,818
   #Enerplus Corp.....................................................  19,162  269,225
    Enghouse Systems, Ltd.............................................   1,800   24,644
    Ensign Energy Services, Inc.......................................  19,547  287,889
  #*Epsilon Energy, Ltd...............................................  10,950   22,165
   *Equal Energy, Ltd.................................................   9,801   30,883
    Equitable Group, Inc..............................................   2,250   59,422
    Essential Energy Services, Ltd....................................  33,106   70,315
  #*Etrion Corp.......................................................   5,406    1,867
    Evertz Technologies, Ltd..........................................   2,800   35,319
   *Excellon Resources, Inc...........................................  26,500   14,005
   #Exchange Income Corp..............................................   1,600   41,083
    Exco Technologies, Ltd............................................   1,900    9,473
   *EXFO, Inc.........................................................   7,513   35,585
   *Fairborne Energy, Ltd.............................................  13,000   23,982
    Fairfax Financial Holdings, Ltd...................................   1,600  602,283
    Finning International, Inc........................................   7,200  165,417
    Firm Capital Mortgage Investment Corp.............................     500    6,581
    First Capital Realty, Inc.........................................   1,298   24,035
   *First Majestic Silver Corp........................................  14,200  230,519
    First National Financial Corp.....................................     600   10,081
    First Quantum Minerals, Ltd.......................................  11,500  208,820
   *FirstService Corp.................................................   3,300   88,287
   *Formation Metals, Inc.............................................     800      283
   #Fortis, Inc.......................................................   1,900   63,545
   *Fortress Paper, Ltd. Class A......................................   2,299   32,622
   *Fortuna Silver Mines, Inc.........................................   9,800   37,036
   *Fortune Minerals, Ltd.............................................     800      475
    Franco-Nevada Corp................................................   4,300  209,844
    Gamehost, Inc.....................................................     100    1,271
   *Garda World Security Corp. Class A................................   1,400   12,131
   *Genesis Land Development Corp.....................................   8,400   27,055

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Genivar, Inc......................................................  5,700 $122,827
    Genworth MI Canada, Inc........................................... 11,107  188,061
   *GeoMark Exploration, Ltd..........................................  9,700    7,448
    George Weston, Ltd................................................  2,179  128,739
    Gildan Activewear, Inc............................................  6,523  183,946
    Glacier Media, Inc................................................  3,000    5,983
    Glentel, Inc......................................................    400    4,328
    Gluskin Sheff & Associates, Inc...................................  2,000   28,818
   *GLV, Inc. Class A.................................................  8,028   14,489
    GMP Capital, Inc.................................................. 13,800   66,465
    Goldcorp, Inc..................................................... 14,911  538,244
  #*Golden Star Resources, Ltd........................................ 73,980   86,311
   *Gran Tierra Energy, Inc........................................... 56,664  259,349
    Granite Real Estate, Inc..........................................  2,487   88,782
  #*Great Basin Gold, Ltd............................................. 79,432   47,524
   *Great Canadian Gaming Corp........................................ 14,900  146,051
    Great-West Lifeco, Inc............................................  6,500  140,520
    Guardian Capital Group, Ltd. Class A..............................  3,344   31,178
  #*Guide Exploration, Ltd............................................ 26,200   59,566
  #*Guyana Goldfields, Inc............................................  7,861   17,402
   *Hanfeng Evergreen, Inc............................................  5,700   10,515
   *Harry Winston Diamond Corp........................................ 18,256  236,654
   *Heroux-Devtek, Inc................................................  3,048   34,041
    High Liner Foods, Inc.............................................    800   15,516
   *High River Gold Mines, Ltd........................................ 56,000   79,294
    Home Capital Group, Inc...........................................  2,500  113,078
    Horizon North Logistics, Inc...................................... 13,660   83,089
   #HudBay Minerals, Inc.............................................. 39,479  333,437
   #Husky Energy, Inc.................................................  7,405  183,934
    IAMGOLD Corp...................................................... 26,300  293,723
   #IBI Group, Inc....................................................  1,759   17,470
    IGM Financial, Inc................................................  1,400   54,850
  #*Imax Corp.........................................................  5,400  119,647
   *Imperial Metals Corp..............................................  4,400   36,899
    Imperial Oil, Ltd.................................................    776   33,242
  #*IMRIS, Inc........................................................  4,300   15,007
   #Indigo Books & Music, Inc.........................................  1,600   12,030
    Industrial Alliance Insurance & Financial Services, Inc........... 16,494  367,593
    Inmet Mining Corp.................................................  7,707  306,559
    Innergex Renewable Energy, Inc....................................  8,402   90,986
    Intact Financial Corp.............................................  6,804  437,611
   *Inter-Citic Minerals, Inc.........................................    200      301
   *International Forest Products, Ltd. Class A.......................  8,600   44,593
  #*International Minerals Corp.......................................  4,255   22,063
   *Intertape Polymer Group, Inc...................................... 14,873  126,061
  #*Ithaca Energy, Inc................................................ 26,191   50,927
  #*Ivanhoe Energy, Inc............................................... 57,636   37,357
  #*Ivanhoe Mines, Ltd................................................  1,000    8,426
  #*Jaguar Mining, Inc................................................ 16,500   13,821
    Jean Coutu Group PJC, Inc. Class A (The)..........................  4,300   61,701
   #Just Energy Group, Inc............................................  6,008   66,499
   *Katanga Mining, Ltd............................................... 83,398   41,580
   *K-Bro Linen, Inc..................................................    900   22,992
   *Keegan Resources, Inc.............................................    632    1,935
   #Keyera Corp.......................................................  1,600   72,226
    Killam Properties, Inc............................................  3,722   48,434
    Kinross Gold Corp................................................. 47,080  393,409
   *Kirkland Lake Gold, Inc...........................................  4,200   48,917
   *La Mancha Resources, Inc.......................................... 13,574   46,562
  #*Labrador Iron Mines Holdings, Ltd.................................  6,602   13,561
  #*Lake Shore Gold Corp.............................................. 44,198   45,395

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
    Laurentian Bank of Canada.........................................  7,148 $  338,921
    Le Chateau, Inc. Class A..........................................    500      1,067
   *Legacy Oil & Gas, Inc............................................. 29,429    189,865
   #Leisureworld Senior Care Corp.....................................  7,845     92,151
    Leon's Furniture, Ltd.............................................  6,538     77,255
    Linamar Corp...................................................... 11,731    236,410
   #Liquor Stores N.A., Ltd...........................................  4,944     96,134
   #Loblaw Cos., Ltd..................................................  6,759    219,515
   *Lundin Mining Corp................................................ 86,883    371,669
    MacDonald Dettweiler & Associates, Ltd............................  2,340    128,218
    Magna International, Inc.......................................... 20,960    840,197
    Major Drilling Group International, Inc........................... 13,092    132,767
    Manitoba Telecom Services, Inc....................................  1,700     57,771
   #Manulife Financial Corp........................................... 40,805    438,221
    Maple Leaf Foods, Inc............................................. 13,297    132,592
   *Martinrea International, Inc...................................... 16,101    131,653
   *Maxim Power Corp..................................................  2,200      4,366
   *MBAC Fertilizer Corp..............................................  4,200     11,727
   *MEG Energy Corp...................................................  2,661    108,260
   *MEGA Brands, Inc..................................................  2,000     14,399
   *Mega Uranium, Ltd................................................. 22,900      4,910
    Melcor Developments, Ltd..........................................  2,078     32,884
  #*Mercator Minerals, Ltd............................................ 23,547     12,914
   #Methanex Corp..................................................... 17,000    466,680
   #Metro, Inc........................................................  3,200    177,574
  #*Migao Corp........................................................  6,589     18,988
  #*Minera Andes Acquisition Corp..................................... 22,078     66,046
   *Miranda Technologies, Inc.........................................  6,400    108,491
  #*Mood Media Corp...................................................  8,333     23,100
    Morneau Shepell, Inc.............................................. 11,496    141,343
    Mullen Group, Ltd................................................. 10,880    238,680
    National Bank of Canada...........................................  5,100    379,786
  #*Nautilus Minerals, Inc............................................ 18,063     19,813
   *New Gold, Inc..................................................... 27,854    283,581
    Newalta Corp...................................................... 11,848    146,970
    Nexen, Inc........................................................ 40,522  1,029,566
  #*Niko Resources, Ltd...............................................  1,400     24,026
   *Norbord, Inc......................................................  4,350     60,597
   #Nordion, Inc...................................................... 12,800    120,872
  #*North American Energy Partners, Inc...............................  5,546     14,766
  #*North American Palladium, Ltd..................................... 31,811     53,608
    North West Co., Inc. (The)........................................  1,732     37,253
  #*Northern Dynasty Minerals, Ltd....................................  4,160      9,748
   #Northland Power, Inc..............................................  9,434    173,751
  #*NovaCopper, Inc...................................................    783      1,413
  #*NovaGold Resources, Inc...........................................  4,700     18,934
   *Nuvista Energy, Ltd............................................... 17,840     80,408
   *OceanaGold Corp................................................... 74,000    155,696
    Onex Corp.........................................................  6,200    235,981
  #*Open Range Energy Corp............................................  7,400     10,995
   *Open Text Corp....................................................  3,100    140,062
   *Oromin Explorations, Ltd..........................................  5,200      2,696
   *Orvana Minerals Corp.............................................. 13,000     12,315
  #*Osisko Mining Corp................................................  5,300     45,292
   *Pace Oil & Gas, Ltd............................................... 12,679     37,676
   #Pacific Rubiales Energy Corp......................................  4,900    110,865
   *Paladin Labs, Inc.................................................  1,963     97,088
    Pan American Silver Corp.......................................... 20,737    310,375
  #*Paramount Resources, Ltd. Class A.................................  3,054     82,285
   *Parex Resources, Inc..............................................  9,714     46,592
    Parkland Fuel Corp................................................  3,000     44,364

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Pason Systems, Inc................................................  4,680 $ 67,854
   *Patheon, Inc......................................................  1,300    3,306
   #Pembina Pipeline Corp.............................................  3,392   90,661
   #Pengrowth Energy Corp............................................. 82,122  523,267
   #Penn West Petroleum, Ltd.......................................... 38,431  524,242
   *Peregrine Diamonds, Ltd...........................................  8,080    3,706
   #Perpetual Energy, Inc............................................. 17,275   21,705
   #PetroBakken Energy, Ltd. Class A.................................. 17,528  217,603
   *Petrobank Energy & Resources, Ltd................................. 26,705  310,229
   #Petrominerales, Ltd............................................... 20,419  188,950
   #Peyto Exploration & Development Corp..............................  2,800   59,750
   *Phoscan Chemical Corp............................................. 21,000    5,759
    PHX Energy Services Corp..........................................  3,272   26,917
   *Pilot Gold, Inc...................................................  3,550    3,398
  #*PolyMet Mining Corp...............................................  9,787   10,638
   #Poseidon Concepts Corp............................................  6,541   90,662
   *Precision Drilling Corp........................................... 46,636  371,098
   #Premium Brands Holdings Corp......................................  4,249   76,985
  #*Primero Mining Corp...............................................  4,778   16,485
    Progress Energy Resources Corp.................................... 28,083  637,353
    Progressive Waste Solutions, Ltd.................................. 16,623  333,173
    Pulse Seismic, Inc................................................ 14,104   31,363
   *Pure Energy Services, Ltd.........................................  1,700   12,968
   *QLT, Inc..........................................................  9,696   81,505
   *Quebecor, Inc. Class B............................................  8,000  281,757
   *Queenston Mining, Inc.............................................  4,400   14,479
  #*Questerre Energy Corp............................................. 16,560   11,394
   *Ram Power Corp.................................................... 21,879    5,127
    Reitmans Canada, Ltd..............................................    700    8,606
    Reitmans Canada, Ltd. Class A.....................................  7,444   89,074
  #*Research In Motion, Ltd........................................... 28,349  202,967
    Richelieu Hardware, Ltd...........................................  2,000   69,781
   *Richmont Mines, Inc............................................... 10,500   37,064
   #Ritchie Brothers Auctioneers, Inc.................................  3,200   67,679
   *RMP Energy, Inc................................................... 17,892   32,292
   *Rock Energy, Inc..................................................  5,688    6,409
    Rocky Mountain Dealerships, Inc...................................  2,000   21,738
    Rogers Sugar, Inc................................................. 22,850  145,597
    RONA, Inc......................................................... 30,000  403,849
   #Royal Bank of Canada.............................................. 13,100  671,165
   *Rubicon Minerals Corp............................................. 12,000   37,573
   #Russel Metals, Inc................................................  9,962  256,190
   *Sabina Gold & Silver Corp......................................... 15,610   36,268
   *Sandvine Corp..................................................... 18,000   20,821
   #Saputo, Inc.......................................................  2,900  123,565
    Savanna Energy Services Corp...................................... 21,309  160,638
   *Scorpio Mining Corp............................................... 25,300   13,371
  #*Seabridge Gold, Inc...............................................  1,200   17,674
   *Secure Energy Services, Inc....................................... 10,900   91,082
   #SEMAFO, Inc....................................................... 21,000   66,171
   #Shaw Communictions, Inc. Class B..................................  4,800   93,669
    ShawCor, Ltd. Class A.............................................  4,853  171,356
    Sherritt International Corp....................................... 75,846  337,312
   #Shoppers Drug Mart Corp...........................................  3,400  140,190
   *Shore Gold, Inc................................................... 15,000    2,618
   *Sierra Wireless, Inc..............................................  6,400   60,308
   *Silver Standard Resources, Inc.................................... 19,168  244,844
    Silver Wheaton Corp...............................................  9,100  250,809
  #*Sino-Forest Corp.................................................. 27,600       --
   #SNC-Lavalin Group, Inc............................................    900   35,503
   *Softchoice Corp...................................................  4,400   53,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
   *Sonde Resources Corp.............................................. 10,900 $   18,695
  #*Southern Pacific Resource Corp.................................... 90,301    126,062
   *SouthGobi Resources, Ltd.......................................... 14,057     55,227
   *Sprott Resource Corp.............................................. 21,983     87,244
    Sprott Resource Lending Corp...................................... 29,091     40,612
    Sprott, Inc.......................................................  4,000     19,943
   #Stantec, Inc......................................................  7,412    212,933
    Stella-Jones, Inc.................................................  1,400     77,479
   *Stornoway Diamond Corp............................................ 14,000      9,772
    Strad Energy Services, Ltd........................................  4,059     17,971
   #Student Transportation, Inc.......................................  7,964     49,951
    Sun Life Financial, Inc........................................... 35,778    777,030
    Suncor Energy, Inc................................................ 36,072  1,102,824
   *SunOpta, Inc...................................................... 14,332     75,744
   #Superior Plus Corp................................................ 16,821    123,451
   *Surge Energy, Inc................................................. 10,318     71,918
    Talisman Energy, Inc.............................................. 31,348    387,611
  #*Tanzanian Royalty Exploration Corp................................ 11,520     48,821
   *Taseko Mines, Ltd................................................. 42,576    107,836
   #Teck Resources, Ltd. Class B...................................... 17,000    476,851
   #Telus Corp. Non-Voting............................................  5,300    325,077
   *Tembec, Inc....................................................... 16,400     35,650
   *Teranga Gold Corp................................................. 11,133     19,395
   *Theratechnologies, Inc............................................  2,900      1,706
  #*Thompson Creek Metals Co., Inc.................................... 36,600    102,189
   #Thomson Reuters Corp.............................................. 10,416    295,389
    Tim Hortons, Inc..................................................  3,900    207,396
    TMX Group, Inc....................................................    800     39,487
   *Torex Gold Resources, Inc......................................... 64,700    125,806
   #Toromont Industries, Ltd..........................................  6,400    133,061
    Toronto Dominion Bank............................................. 21,129  1,662,762
    Torstar Corp. Class B............................................. 14,674    133,154
    Total Energy Services, Inc........................................  5,772     81,729
   *Tourmaline Oil Corp...............................................  3,896    112,857
   #TransAlta Corp.................................................... 19,800    308,989
   #TransCanada Corp.................................................. 15,367    699,816
    Transcontinental, Inc. Class A.................................... 15,200    147,324
    TransForce, Inc................................................... 10,391    184,227
   *TransGlobe Energy Corp............................................ 14,870    142,939
   #Trican Well Service, Ltd.......................................... 14,583    175,080
   #Trilogy Energy Corp...............................................  4,700    113,839
    Trinidad Drilling, Ltd............................................ 34,169    198,298
   *TVA Group, Inc. Class B...........................................    653      4,620
    Twin Butte Energy, Ltd............................................ 45,500    112,973
   *UEX Corp.......................................................... 29,800     19,909
    Uni-Select, Inc...................................................  2,800     76,809
  #*Uranium One, Inc.................................................. 79,375    181,252
  #*Ur-Energy, Inc....................................................  5,500      4,936
   *Valeant Pharmaceuticals International, Inc........................  1,000     47,664
    Valener, Inc......................................................  1,989     31,515
   *Vecima Network, Inc...............................................    700      2,551
   #Veresen, Inc......................................................  3,600     46,200
    Vermilion Energy, Inc.............................................    900     41,955
    Vero Energy, Inc..................................................  6,579     12,793
    Viterra, Inc...................................................... 59,388    951,061
   #Wajax Corp........................................................    861     41,623
    WaterFurnace Renewable Energy, Inc................................    913     15,377
   *Wesdome Gold Mines, Ltd........................................... 14,500     12,435
    West Fraser Timber Co., Ltd.......................................  7,805    413,268
  #*Westaim Corp...................................................... 15,500     11,437
   *Western Forest Products, Inc...................................... 13,900     13,167

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CANADA -- (Continued)
   *Westfire Energy, Ltd..............................................  10,428 $    47,209
    Westjet Airlines, Ltd.............................................     700      11,217
    Whistler Blackcomb Holdings, Inc..................................     700       7,992
   *Whitecap Resources, Inc...........................................  16,410     114,543
    Wi-Lan, Inc.......................................................  23,100     117,245
    Winpak, Ltd.......................................................   3,194      50,003
   *Xtreme Drilling and Coil Services Corp............................   6,626      10,968
    Yamana Gold, Inc..................................................  58,105     861,566
  #*YM Biosciences, Inc...............................................   9,400      19,122
  #*Yukon-Nevada Gold Corp............................................  82,949      25,228
    Zargon Oil & Gas, Ltd.............................................   6,500      49,973
                                                                               -----------
TOTAL CANADA..........................................................          56,218,155
                                                                               -----------
CHINA -- (0.0%)
  #*China Public Procurement, Ltd..................................... 148,000          --
   *Tonic Industries Holdings, Ltd....................................  14,000       1,931
    Winteam Pharmaceutical Group, Ltd................................. 200,000      35,545
                                                                               -----------
TOTAL CHINA...........................................................              37,476
                                                                               -----------
DENMARK -- (1.0%)
    A.P. Moeller-Maersk A.S. Series A.................................      15      98,622
    A.P. Moeller-Maersk A.S. Series B.................................      41     283,680
    Alk-Abello A.S....................................................   2,003     126,689
   *Alm. Brand A.S....................................................  21,409      41,730
   *Amagerbanken A.S..................................................  38,975          --
    Ambu A.S. Series B................................................      63       1,372
   *Auriga Industries A.S. Series B...................................   4,100      51,778
   *Bang & Olufsen Holdings A.S.......................................   8,483      84,115
   *Bavarian Nordic A.S...............................................   8,066      69,730
    Carlsberg A.S. Series B...........................................   3,767     304,483
    Chr. Hansen Holding A.S...........................................   1,269      36,207
    Coloplast A.S. Series B...........................................     595     112,662
   #D/S Norden A.S....................................................   7,113     174,165
   *Danske Bank A.S...................................................  12,773     189,346
    DFDS A.S..........................................................     816      39,246
    DSV A.S...........................................................  11,779     252,414
    East Asiatic Co., Ltd. A.S........................................   3,691      87,037
   *FLSmidth & Co. A.S................................................   3,859     231,787
   *Genmab A.S........................................................   4,878      50,048
    GN Store Nord A.S.................................................  50,701     603,956
   *H&H International A.S. Series B...................................   1,940      12,363
    H. Lundbeck A.S...................................................   5,879     116,405
    Harboes Bryggeri A.S..............................................     511       7,513
    IC Companys A.S...................................................   1,797      26,415
    Jeudan A.S........................................................     667      50,430
   *Jyske Bank A.S....................................................  15,267     408,512
   *NeuroSearch A.S...................................................   2,979       3,315
    NKT Holding A.S...................................................   6,939     219,521
    Nordjyske Bank A.S................................................     140       1,599
   #Norresundby Bank A.S..............................................     195       4,655
    Novozymes A.S. Series B...........................................   1,990      48,923
  #*Pandora A.S.......................................................  13,254     126,851
   *Parken Sport & Entertainment A.S..................................     848       9,249
    Per Aarsleff A.S. Series B........................................     320      21,020
    Ringkjoebing Landbobank A.S.......................................     968     114,583
    Rockwool International A.S. Series B..............................   2,130     186,898
    Royal Unibrew A.S.................................................   1,489      93,579
    Schouw & Co. A.S..................................................   4,272      89,955
    SimCorp A.S.......................................................     445      72,452
    Solar Holdings A.S. Series B......................................   1,231      62,992
  #*Spar Nord Bank A.S................................................  12,806      46,519

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

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
DENMARK -- (Continued)
   *Sydbank A.S.......................................................  19,847 $  321,160
    TDC A.S...........................................................  19,261    130,620
    Tivoli A.S........................................................       1        507
   *TK Development A.S................................................   4,894     12,113
   *Topdanmark A.S....................................................   1,093    185,282
   *TopoTarget A.S....................................................  61,560     12,252
    Tryg A.S..........................................................   2,508    142,182
   *United International Enterprises A.S..............................     456     72,251
  #*Vestas Wind Systems A.S...........................................  25,118    119,786
   *Vestjysk Bank A.S.................................................   1,419      3,883
                                                                               ----------
TOTAL DENMARK.........................................................          5,562,852
                                                                               ----------
FINLAND -- (1.4%)
    Ahlstrom Oyj......................................................   6,437    101,602
    Aktia Oyj Series A................................................   1,697      9,388
   #Alma Media Oyj....................................................   6,053     35,714
    Amer Sports Oyj...................................................  20,376    230,822
    Aspo Oyj..........................................................   1,177      8,674
    Atria P.L.C.......................................................   2,419     14,870
   *Bank of Aland P.L.C. Series B.....................................       5         52
    BasWare Oyj.......................................................      30        787
   #Cargotec Oyj Series B.............................................   4,716    102,378
    Citycon Oyj.......................................................  13,332     40,392
    Cramo Oyj.........................................................   5,196     61,770
   *Elektrobit Corp. Oyj..............................................  47,687     34,517
    Elisa Oyj.........................................................   5,993    124,473
  #*Finnair Oyj.......................................................  26,833     59,313
   *Finnlines Oyj.....................................................     894      7,690
    Fiskars Oyj Abp...................................................   3,717     67,323
    Fortum Oyj........................................................   8,167    136,605
    F-Secure Oyj......................................................  14,826     28,779
    HKScan Oyj Series A...............................................   4,025     17,348
    Huhtamaki Oyj.....................................................  21,027    315,421
    Ilkka-Yhtyma Oyj..................................................   3,592     25,364
   #KCI Konecranes Oyj................................................   4,682    121,094
   #Kemira Oyj........................................................  24,572    307,540
   *Kesko Oyj Series A................................................     726     19,105
    Kesko Oyj Series B................................................  13,211    341,147
    Kone Oyj Series B.................................................   2,842    176,016
    Laennen Tehtaat Oyj...............................................     276      4,479
    Lassila & Tikanoja Oyj............................................   3,560     43,652
    Lemminkainen Oyj..................................................   2,049     40,457
  #*Mesta Board Oyj...................................................  45,152    115,548
    Metso Oyj.........................................................   5,589    203,112
   #Neste Oil Oyj.....................................................  30,157    318,159
   #Nokia Oyj......................................................... 301,254    723,108
    Nokian Renkaat Oyj................................................   2,400     95,564
    Okmetic Oyj.......................................................   2,360     14,489
    Olvi Oyj Series A.................................................   1,764     37,969
    Oriola-KD Oyj Series B............................................  35,693     84,305
    Orion Oyj Series A................................................   2,849     55,950
    Orion Oyj Series B................................................   5,412    107,910
  #*Outokumpu Oyj..................................................... 180,680    157,475
    Outotec Oyj.......................................................   3,651    166,880
    PKC Group Oyj.....................................................   2,649     40,461
   #Pohjola Bank P.L.C. Series A......................................  25,713    298,078
    Ponsse Oyj........................................................     608      4,984
   #Poyry Oyj.........................................................   3,798     17,117
    Raisio P.L.C. Series V............................................  34,264    104,341
    Ramirent Oyj......................................................   8,349     64,045
   #Rautaruukki Oyj Series K..........................................  16,233    105,634

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
FINLAND -- (Continued)
   *Ruukki Group Oyj..................................................  27,643 $   17,019
    Saga Furs Oyj.....................................................     284      5,739
    Sampo Oyj Series A................................................  16,901    447,607
   #Sanoma Oyj........................................................  15,986    137,205
   *Scanfil P.L.C.....................................................   9,299      7,776
    Sievi Capital P.L.C...............................................   9,299     10,515
    Stockmann Oyj Abp Series A........................................   2,666     48,558
   #Stockmann Oyj Abp Series B........................................   5,450     99,222
    Stora Enso Oyj Series R........................................... 113,500    646,116
    Technopolis Oyj...................................................   6,838     27,883
   #Tieto Oyj.........................................................  12,024    200,125
    Tikkurila Oyj.....................................................   3,682     63,296
    UPM-Kymmene Oyj...................................................  74,092    791,444
   #Uponor Oyj Series A...............................................   6,171     63,775
    Vacon Oyj.........................................................   1,144     52,951
    Vaisala Oyj Series A..............................................   1,578     28,884
    Wartsila OYJ Abp..................................................   4,750    142,231
    Yit Oyj...........................................................  12,506    223,818
                                                                               ----------
TOTAL FINLAND.........................................................          8,206,065
                                                                               ----------
FRANCE -- (5.5%)
   #ABC Arbitrage SA..................................................   4,837     38,677
    Accor SA..........................................................   3,175    105,364
    Aeroports de Paris SA.............................................     813     62,994
  #*Air France-KLM....................................................  19,519    103,656
    Akka Technologies SA..............................................   1,584     46,240
  #*Alcatel-Lucent SA................................................. 386,995    427,110
  #*Alcatel-Lucent SA Sponsored ADR...................................  32,900     36,190
    Alstom SA.........................................................   3,558    117,916
    Altamir Amboise SA................................................   5,023     38,443
    Alten, Ltd........................................................   4,315    121,509
   *Altran Technologies SA............................................  27,098    126,386
    April SA..........................................................   3,167     45,167
  #*Archos SA.........................................................   3,060     12,877
    Arkema SA.........................................................   6,195    456,004
  #*Artprice.com SA...................................................   2,054     67,842
    Assystem..........................................................   1,977     36,197
    AtoS SA...........................................................   4,104    230,472
    Audika Groupe SA..................................................   1,518     16,875
    AXA SA............................................................  35,933    436,578
    AXA SA Sponsored ADR..............................................  14,588    177,098
    Axway Software SA.................................................     565      9,239
   #Beneteau SA.......................................................   7,535     71,629
  #*BioAlliance Pharma SA.............................................   1,326      6,216
    bioMerieux SA.....................................................     640     54,447
    BNP Paribas SA....................................................  27,532  1,017,028
    Boiron SA.........................................................   1,252     33,946
    Bollore SA........................................................   1,030    229,362
    Bonduelle SCA.....................................................     786     67,184
    Bongrain SA.......................................................   1,358     79,164
   #Bourbon SA........................................................   9,560    252,560
   *Boursorama SA.....................................................   5,104     34,549
    Bouygues SA.......................................................  17,798    448,247
   *Bull SA...........................................................  15,005     43,234
    Cap Gemini SA.....................................................  12,092    441,233
    Carrefour SA......................................................  10,179    182,141
    Casino Guichard Perrachon SA......................................   4,133    346,605
    Cegedim SA........................................................     820     23,778
    Cegid Group.......................................................     946     15,806
    CFAO SA...........................................................   2,193    103,605
    Christian Dior SA.................................................     535     73,880

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
    Cie de Saint-Gobain SA............................................ 19,197 $  578,084
    Cie des Alpes.....................................................    295      4,544
   *Cie Generale de Geophysique - Veritas SA.......................... 11,543    330,399
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............ 16,300    467,158
    Cie Generale des Etablissements Michelin SA Series B.............. 15,059  1,023,212
    Cie Generale D'Optique Essilor Intenational SA....................  2,283    198,720
    Ciments Francais SA...............................................  1,109     61,251
   *Club Mediterranee SA..............................................  7,709    125,985
   *CNP Assurances SA................................................. 19,955    210,222
   *Credit Agricole SA................................................ 62,424    266,809
    Dassault Systemes SA..............................................    955     94,194
    Derichebourg SA................................................... 16,609     35,745
    Devoteam SA.......................................................    983     10,865
    Edenred SA........................................................  3,153     83,085
    Eiffage SA........................................................  6,440    170,254
    Electricite de France SA..........................................  3,293     68,218
    Electricite de Strasbourg SA......................................     88     10,113
   #Eramet SA.........................................................    363     38,508
    Esso SA Francaise.................................................    803     55,633
    Establissements Maurel et Prom SA................................. 12,171    186,759
   *Etam Developpement SA.............................................    518      7,604
    Euler Hermes SA...................................................  3,745    233,020
  #*Euro Disney SCA...................................................  2,997     14,701
    Eurofins Scientific SA............................................    808    105,174
    European Aeronautic Defence & Space Co. SA........................  5,781    207,445
    Eutelsat Communications SA........................................  2,295     69,290
   *Faiveley Transport SA.............................................  1,151     66,765
   #Faurecia SA.......................................................  7,107    112,693
    Fimalac SA........................................................    796     30,619
    France Telecom SA................................................. 22,820    305,586
    France Telecom SA Sponsored ADR...................................  3,032     40,780
   *GameLoft SA.......................................................  6,034     34,450
    GDF Suez SA....................................................... 34,986    780,720
    Gemalto NV........................................................  6,254    477,898
    GFI Informatique SA...............................................  7,854     25,867
    GL Events SA......................................................  2,268     45,769
    Groupe Eurotunnel SA.............................................. 82,112    583,326
    Groupe Flo SA.....................................................  2,320      8,711
   *Groupe Partouche SA...............................................  2,401      2,650
    Groupe Steria SCA.................................................  6,555     83,522
    Guerbet SA........................................................    133     11,073
   *Haulotte Group SA.................................................  3,182     21,376
   #Havas SA.......................................................... 55,982    272,416
  #*Hi-Media SA.......................................................  2,302      5,504
    Iliad SA..........................................................    182     25,063
    Imerys SA.........................................................  2,826    142,254
    Ingenico SA.......................................................  6,705    358,590
    Ipsen SA..........................................................  2,012     47,678
   *Ipsos SA..........................................................  5,684    165,035
   *Jacquet Metal Service SA..........................................  2,357     21,884
    JCDecaux SA.......................................................  2,330     47,043
   #Korian SA.........................................................  2,052     30,935
    L.D.C. SA.........................................................    210     21,943
    Lafarge SA........................................................ 19,443    891,337
    Lagardere SCA..................................................... 22,161    597,680
    Laurent-Perrier SA................................................    548     47,882
    Legrand SA........................................................  4,078    130,649
    Lisi SA...........................................................    788     51,426
   *LVL Medical Groupe SA.............................................    168      6,312
    M6 Metropole Television SA........................................  4,349     60,268
    Maisons France Confort SA.........................................    139      3,742

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
   #Manitou BF SA.....................................................  3,827 $   63,785
    Manutan International SA..........................................    234      8,654
   *Maurel & Prom Nigeria SA.......................................... 12,171     27,376
    Medica SA.........................................................  7,526    125,682
    Mersen SA.........................................................  4,512    114,095
   *METabolic EXplorer SA.............................................  2,008      7,388
    Natixis SA........................................................ 93,215    232,309
    Naturex SA........................................................    711     40,204
   #Neopost SA........................................................  2,678    152,477
    Nexans SA.........................................................  5,666    247,048
    Nexity SA.........................................................  7,014    166,509
   *NicOx SA.......................................................... 14,169     43,994
    Norbert Dentressangle SA..........................................  1,053     64,736
    NRJ Group SA......................................................  3,822     23,214
    Oeneo SA..........................................................  4,862     14,203
   #Orpea SA..........................................................  4,069    151,568
  #*PagesJaunes Groupe SA.............................................  3,741      6,567
   *Parrot SA.........................................................    206      6,260
    Pernod-Ricard SA..................................................  2,185    234,813
  #*Peugeot SA........................................................ 19,589    151,923
    Pierre & Vacances SA..............................................    947     13,363
    Plastic Omnium SA.................................................  4,905    132,406
    PPR SA............................................................  3,847    575,197
    Publicis Groupe SA................................................  1,966     96,784
    Rallye SA.........................................................  5,420    157,537
   *Recylex SA........................................................  3,276      9,563
   #Remy Cointreau SA.................................................    839     99,013
    Renault SA........................................................ 18,400    802,473
    Rexel SA.......................................................... 20,631    344,781
   #Robertet SA.......................................................    246     36,390
    Rubis SCA.........................................................  1,843     96,818
    SA des Ciments Vicat..............................................  2,600    109,428
    Safran SA.........................................................  5,906    199,858
    Saft Groupe SA....................................................  5,200    117,765
    Samse SA..........................................................     40      2,835
    Sanofi SA......................................................... 20,001  1,631,840
    Sanofi SA ADR.....................................................    880     35,763
    Sartorius Stedim Biotech SA.......................................  1,037     85,603
    Schneider Electric SA.............................................  5,307    299,224
    SCOR SE........................................................... 32,016    758,681
    SEB SA............................................................  1,077     71,386
    Seche Environnement SA............................................    578     19,914
    Sechilienne SA....................................................  3,555     45,396
   *Sequana SA........................................................ 11,367     21,377
    SES SA............................................................  3,759     90,367
    Societe BIC SA....................................................  1,862    188,746
    Societe d'Edition de Canal Plus SA................................  9,370     52,944
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...    408     15,515
   *Societe Generale SA............................................... 59,410  1,307,681
    Societe Internationale de Plantations d'Heveas SA.................    378     29,531
    Societe Marseillaise du Tunnel Prado Carenage SA..................    200      6,119
    Societe Television Francaise 1 SA................................. 20,523    172,653
    Sodexo SA.........................................................  1,066     80,418
  #*Soitec SA......................................................... 27,889     76,414
    Somfy SA..........................................................    303     51,257
    Sopra Group SA....................................................    565     26,490
   *Ste Industrielle d'Aviation Latecoere SA..........................    998     11,798
    Stef SA...........................................................  1,194     53,695
    STMicroelectronics NV............................................. 97,570    523,463
   #STMicroelectronics NV ADR......................................... 14,700     78,792
    Store Electronic SA...............................................  1,158     14,238

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
FRANCE -- (Continued)
    Suez Environnement SA.............................................  4,879 $    53,562
    Sword Group SA....................................................  2,537      37,263
    Synergie SA.......................................................  4,436      37,966
  #*Technicolor SA....................................................  5,556      12,072
    Technip SA........................................................  2,861     300,334
    Teleperformance SA................................................ 12,582     309,425
    Thales SA.........................................................  2,245      70,202
  #*Theolia SA........................................................ 18,387      26,601
    Total Gabon SA....................................................     17       6,906
    Total SA..........................................................  5,700     262,636
   #Total SA Sponsored ADR............................................ 15,900     730,605
    Touax SA..........................................................    379      10,348
  #*Transgene SA......................................................  1,632      14,703
    Trigano SA........................................................  3,671      42,482
   *UbiSoft Entertainment SA.......................................... 22,466     154,700
    Union Financiere de France Banque SA..............................    730      15,814
    Valeo SA..........................................................  6,816     292,013
    Vallourec SA......................................................  4,273     176,908
    Viel et Compagnie SA.............................................. 10,410      31,777
   #Vilmorin & Cie SA.................................................    943     106,188
    Vinci SA..........................................................  5,641     238,881
    Virbac SA.........................................................    612     107,519
    Vivendi SA........................................................ 53,400   1,012,777
    VM Materiaux SA...................................................     25         610
    Vranken Pommery Monopole SA.......................................     95       2,748
    Zodiac Aerospace SA...............................................  3,304     322,198
                                                                              -----------
TOTAL FRANCE..........................................................         31,257,445
                                                                              -----------
GERMANY -- (4.8%)
   *Aareal Bank AG.................................................... 11,538     190,213
    Adidas-Salomon AG.................................................  4,493     336,987
   *ADVA Optical Networking SE........................................  8,160      49,372
  #*Air Berlin P.L.C..................................................  9,292      20,786
   #Aixtron SE........................................................  9,452     124,292
    ALBA SE...........................................................    497      35,808
    Allgeier SE.......................................................    325       4,211
    Allianz SE........................................................ 10,175   1,009,450
    Allianz SE Sponsored ADR.......................................... 11,988     118,921
    Amadeus Fire AG...................................................    140       5,920
   #Asian Bamboo AG...................................................  1,832      15,795
    Aurubis AG........................................................  8,666     441,984
   #Axel Springer AG..................................................  3,048     136,053
   #Balda AG.......................................................... 10,795      65,568
    BASF SE...........................................................  5,093     371,814
   #Bauer AG..........................................................  2,995      69,790
    Bayer AG..........................................................  5,180     393,436
    Bayerische Motoren Werke AG.......................................  8,606     640,490
   #BayWa AG..........................................................  3,204     119,082
    Bechtle AG........................................................  4,093     155,695
    Beiersdorf AG.....................................................    921      60,995
    Bertrandt AG......................................................    498      35,300
  #*Bijou Brigitte AG.................................................    416      26,092
    Bilfinger Berger SE...............................................  3,996     327,545
    Biotest AG........................................................    741      39,675
   *Borussia Dortmund GmbH & Co. KGaA................................. 13,961      42,331
    Brenntag AG.......................................................    760      83,240
    CANCOM AG.........................................................  3,065      56,050
    Carl Zeiss Meditec AG.............................................  3,515      84,857
    CAT Oil AG........................................................  2,861      17,823
   *Celesio AG........................................................ 18,589     338,161
    CENIT AG..........................................................  1,384      11,562

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
GERMANY -- (Continued)
    Centrotec Sustainable AG..........................................   1,644 $   24,969
    Cewe Color Holding AG.............................................     786     28,409
    Comdirect Bank AG.................................................   5,079     45,395
   *Commerzbank AG.................................................... 289,927    449,296
   *Constantin Medien AG..............................................  11,950     21,525
    Continental AG....................................................   2,293    207,327
    CropEnergies AG...................................................   6,908     41,604
    CTS Eventim AG....................................................   1,572     46,144
   *Curanum AG........................................................   1,848      3,822
    DAB Bank AG.......................................................   5,739     22,584
    Daimler AG........................................................  25,279  1,259,542
   #Delticom AG.......................................................     800     54,268
    Deutsche Bank AG..................................................  29,192    885,685
    Deutsche Beteiligungs AG..........................................   2,549     51,688
    Deutsche Boerse AG................................................   3,214    159,892
    Deutsche Lufthansa AG.............................................  29,802    374,611
    Deutsche Post AG..................................................  33,864    607,972
    Deutsche Telekom AG...............................................  47,332    533,527
    Deutsche Telekom AG Sponsored ADR.................................  26,160    294,300
    Deutsche Wohnen AG................................................   9,581    159,582
   *Deutz AG..........................................................  17,349     64,515
   *Dialog Semiconductor P.L.C........................................   3,072     58,825
    Douglas Holding AG................................................   3,954    164,902
    Dr. Hoenle AG.....................................................     339      4,014
    Draegerwerk AG & Co. KGaA.........................................     318     27,088
    Drillisch AG......................................................  10,745    100,483
    Duerr AG..........................................................   1,177     78,465
    E.ON AG...........................................................  43,404    923,728
    Eckert & Ziegler AG...............................................     837     22,562
    Elmos Semiconductor AG............................................   1,774     13,460
    ElreingKlinger AG.................................................   2,547     70,463
    Euromicron AG.....................................................   2,040     50,039
   *Evotec AG.........................................................  18,777     59,885
    Fielmann AG.......................................................     103      9,222
    Fraport AG........................................................   6,284    355,877
   #Freenet AG........................................................  27,925    408,650
   #Fresenius Medical Care AG & Co. KGaA..............................     579     41,855
    Fresenius Medical Care AG & Co. KGaA ADR..........................   1,000     72,030
    Fresenius SE & Co. KGaA...........................................   1,933    205,842
    Fuchs Petrolub AG.................................................     497     24,961
   *GAGFAH SA.........................................................   4,662     47,743
    GEA Group AG......................................................   9,316    250,732
    Gerresheimer AG...................................................   5,778    270,365
    Gerry Weber International AG......................................   2,100     86,178
   *Gesco AG..........................................................     631     49,254
    GFK SE............................................................   2,571    120,662
   *Gigaset AG........................................................  14,453     24,445
   #Gildemeister AG...................................................  12,931    195,026
    Grammer AG........................................................   3,754     61,866
    Grenkeleasing AG..................................................   1,404     83,629
    H&R AG............................................................   1,796     27,052
    Hamburger Hafen und Logistik AG...................................     933     20,669
    Hannover Rueckversicherung AG.....................................   7,599    454,074
   *Hansa Group AG....................................................   3,842     12,920
  #*Heidelberger Druckmaschinen AG....................................  57,042     72,824
   #Heidelberger Zement AG............................................  13,728    636,098
    Henkel AG & Co. KGaA..............................................   1,143     67,522
   *Hochtief AG.......................................................   5,194    246,453
   *Homag Group AG....................................................     168      2,480
    Indus Holding AG..................................................   4,832    113,070
    Infineon Technologies AG ADR......................................  51,964    376,739

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE++
                                                                                 ------  -------
GERMANY -- (Continued)
    Isra Vision AG..............................................................    173 $  3,926
  #*IVG Immobilien AG........................................................... 23,191   53,619
    Jenoptik AG................................................................. 11,659   78,645
   *Joyou AG....................................................................    888    8,612
    K+S AG......................................................................  1,891   93,292
   *Kabel Deutschland Holding AG................................................  2,230  139,538
  #*Kloeckner & Co. SE.......................................................... 24,275  210,555
   *Koenig & Bauer AG...........................................................  1,664   26,340
    Kontron AG.................................................................. 11,842   57,860
    Krones AG...................................................................  2,060   96,192
    KSB AG......................................................................     37   19,263
  #*Kuka AG.....................................................................  4,102   92,972
    KWS Saat AG.................................................................    348   94,817
    Lanxess AG..................................................................  5,244  363,572
    Leoni AG....................................................................  6,203  229,735
    Linde AG....................................................................  1,833  272,624
   *Loewe AG....................................................................    280    1,586
   *Lotto24 AG..................................................................  1,213    4,606
    LPKF Laser & Electronics AG.................................................    494    7,719
    MAN SE......................................................................  1,448  135,439
  #*Manz AG.....................................................................    429   10,546
    Merck KGaA..................................................................  2,953  296,994
    Metro AG....................................................................  7,009  192,738
    MLP AG...................................................................... 10,982   59,102
   *Morphosys AG................................................................  3,794   84,646
    MTU Aero Engines Holding AG.................................................  2,153  161,546
    Muehlbauer Holding & Co. AG.................................................    110    2,979
    Munchener Rueckversicherungs-Gesellschaft AG................................  5,454  772,792
    MVV Energie AG..............................................................    320    8,663
    Nemetschek AG...............................................................    206    6,976
  #*Nordex SE...................................................................  7,951   29,749
    NORMA Group.................................................................  1,862   41,183
    OHB AG......................................................................    406    6,850
   *Patrizia Immobilien AG......................................................  5,977   36,547
    Pfeiffer Vacuum Technology AG...............................................    740   72,921
    Phoenix Solar AG............................................................  1,026    1,245
    PNE Wind AG................................................................. 20,016   34,393
  #*Praktiker AG................................................................ 11,320   18,264
    Progress-Werk Oberkirch AG..................................................    133    5,293
   #PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie...  1,387   28,905
    Puma SE.....................................................................    203   56,829
   *QIAGEN NV................................................................... 24,936  444,125
    QSC AG...................................................................... 16,029   45,551
    R Stahl AG..................................................................    325   10,027
   #Rational AG.................................................................    372   85,010
    Rheinmetall AG.............................................................. 10,158  506,727
    Rhoen-Klinikum AG........................................................... 22,436  481,802
    RWE AG...................................................................... 21,427  841,230
   *SAF-Holland SA..............................................................  6,636   37,749
    Salzgitter AG...............................................................  7,704  280,091
   #SGL Carbon SE...............................................................  5,961  241,181
    Siemens AG..................................................................  2,924  247,778
    Siemens AG Sponsored ADR....................................................  4,862  411,763
  #*Singulus Technologies AG.................................................... 14,065   35,477
   #Sixt AG.....................................................................  3,716   66,181
    SKW Stahl-Metallurgie Holding AG............................................    773   11,717
  #*Sky Deutschland AG.......................................................... 67,548  205,934
   #SMA Solar Technology AG.....................................................    621   19,007
   #SMT Scharf AG...............................................................    508   13,138
    Software AG.................................................................  3,426  111,405
   #Solarworld AG............................................................... 15,913   23,195

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
GERMANY -- (Continued)
    Stada Arzneimittel AG.............................................   9,624 $   304,504
   *STRATEC Biomedical AG.............................................     386      15,482
   *Stroer Out-of-Home Media AG.......................................     811       7,600
    Suedzucker AG.....................................................   5,483     188,910
   *Suss Microtec AG..................................................   4,481      50,178
    Symrise AG........................................................   5,966     187,252
   #TAG Immobilien AG.................................................  18,431     177,405
    Takkt AG..........................................................   3,906      44,907
    ThyssenKrupp AG...................................................  28,705     526,234
   *Tipp24 SE.........................................................   1,213      51,880
    Tom Tailor Holding AG.............................................   1,468      25,256
  #*TUI AG............................................................  34,569     222,854
    United Internet AG................................................   4,184      73,949
   *Verbio AG.........................................................   1,930       6,162
    Volkswagen AG.....................................................     901     143,224
   #Vossloh AG........................................................   1,407     123,902
    VTG AG............................................................   3,057      45,513
   #Wacker Chemie AG..................................................   1,871     121,732
   #Wacker Neuson SE..................................................   5,977      88,677
  #*Washtec AG........................................................   5,709      63,017
    Wincor Nixdorf AG.................................................   1,966      74,675
    Wirecard AG.......................................................   7,399     146,044
    XING AG...........................................................      84       4,213
   *Zhongde Waste Technology AG.......................................     700       1,678
                                                                               -----------
TOTAL GERMANY.........................................................          27,412,516
                                                                               -----------
GREECE -- (0.3%)
   *Alpha Bank A.E....................................................  80,019     118,489
   *Bank of Cyprus P.L.C.............................................. 171,745      46,276
    Bank of Greece S.A................................................   3,497      45,015
   *Coca-Cola Hellenic Bottling Co. S.A...............................   5,162      90,447
   *Coca-Cola Hellenic Bottling Co. S.A. ADR..........................   2,412      41,197
   *Cyprus Popular Bank PCL........................................... 274,207      20,142
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..............  13,381       2,864
   *EFG Eurobank Ergasias S.A.........................................  45,521      37,641
    Ellaktor S.A......................................................  23,131      29,568
    EYDAP Athens Water Supply & Sewage Co. S.A........................   2,339       8,096
   *Folli Follie Group S.A............................................   8,653      54,413
   *Fourlis Holdings S.A..............................................   6,512       6,802
    Frigoglass S.A....................................................  10,274      44,131
    GEK Terna S.A.....................................................  11,494      12,175
    Hellenic Exchanges S.A............................................  15,367      46,804
    Hellenic Petroleum S.A............................................  16,831     110,056
   *Hellenic Telecommunication Organization Co. S.A...................  33,069      81,815
   *Heracles General Cement Co. S.A...................................   2,107       3,115
    Intralot S.A.-Integrated Lottery Systems & Services...............  21,273      23,530
    JUMBO S.A.........................................................  23,577      87,893
   *Lamda Development S.A.............................................   2,665       6,052
   *Marfin Investment Group Holdings S.A.............................. 146,593      32,651
    Metka S.A.........................................................   6,296      46,897
    Motor Oil (Hellas) Corinth Refineries S.A.........................  16,366      96,611
   *Mytilineos Holdings S.A...........................................  18,602      48,358
   *National Bank of Greece S.A....................................... 212,066     330,146
  #*National Bank of Greece S.A. ADR..................................   8,288      13,261
    OPAP S.A..........................................................   9,292      55,836
   *Piraeus Bank S.A.................................................. 174,297      47,436
    Piraeus Port Authority S.A........................................     870      10,224
    Public Power Corp. S.A............................................   5,009      13,213
   *Sarantis S.A......................................................   1,038       2,416
   *Sidenor Steel Products Manufacturing Co. S.A......................   5,520       3,760
   *Teletypos S.A. Mega Channel.......................................   1,037         813

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
GREECE -- (Continued)
    Terna Energy S.A..................................................     6,402 $    9,276
   *Titan Cement Co. S.A..............................................    10,050    160,471
   *TT Hellenic Postbank S.A..........................................    30,534     10,391
   *Viohalco Hellenic Copper and Aluminum Industry S.A................    25,814     69,406
                                                                                 ----------
TOTAL GREECE..........................................................            1,867,687
                                                                                 ----------
HONG KONG -- (2.3%)
    AAC Technologies Holdings, Inc....................................     8,000     23,217
    AIA Group, Ltd....................................................    32,400    113,199
    Alco Holdings, Ltd................................................    68,000     14,439
    Allied Group, Ltd.................................................     6,000     13,427
   #Allied Properties (H.K.), Ltd.....................................   650,540     83,648
   *Apac Resources, Ltd...............................................   600,000     19,223
    APT Satellite Holdings, Ltd.......................................    78,000     19,287
    Asia Financial Holdings, Ltd......................................    98,000     34,954
    Asia Satellite Telecommunications Holdings, Ltd...................    27,000     73,599
    Asia Standard International Group, Ltd............................   230,000     34,949
   #ASM Pacific Technology, Ltd.......................................     2,900     37,329
    Associated International Hotels, Ltd..............................    10,000     21,238
    Bank of East Asia, Ltd............................................    37,941    131,781
   *Birmingham International Holdings, Ltd............................   326,000      6,390
    BOC Hong Kong Holdings, Ltd.......................................    25,000     76,304
    Bonjour Holdings, Ltd.............................................   168,000     25,008
    Bossini International Holdings, Ltd...............................   160,000      9,345
  #*Brightoil Petroleum Holdings, Ltd.................................   108,000     21,036
    Cafe de Coral Holdings, Ltd.......................................     8,000     22,948
   *Carico Holdings, Ltd..............................................   400,000     14,363
    Cathay Pacific Airways, Ltd.......................................    97,000    159,745
    Century City International Holdings, Ltd..........................   213,200     13,917
    Century Sunshine Group Holdings, Ltd..............................   135,000      4,213
   *Chaoyue Group, Ltd................................................    15,000        350
    Chen Hsong Holdings, Ltd..........................................    48,000     13,429
    Cheung Kong Holdings, Ltd.........................................    38,000    496,688
    Cheung Kong Infrastructure Holdings, Ltd..........................     7,000     42,185
    Chevalier International Holdings, Ltd.............................    20,000     23,857
   *China Billion Resources, Ltd......................................   198,000         --
   *China Boon Holdings, Ltd..........................................   300,000      3,772
   *China Daye Non-Ferrous Metals Mining, Ltd.........................   504,000     22,670
   *China Energy Development Holdings, Ltd............................   402,000      5,056
   *China Flavors & Fragrances Co., Ltd...............................    18,102      2,801
   *China Infrastructure Investment, Ltd..............................   532,000     14,007
    China Metal International Holdings, Ltd...........................   162,000     28,730
   *China Nuclear Industry 23 International Corp., Ltd................    48,000     10,293
   *China Renji Medical Group, Ltd.................................... 1,318,000         --
  #*China Resources & Transportation Group, Ltd....................... 1,100,000     38,887
   *China Solar Energy Holdings, Ltd..................................   640,000      2,459
   *China Strategic Holdings, Ltd.....................................   295,000      4,933
    China WindPower Group, Ltd........................................   730,000     21,285
    Chong Hing Bank, Ltd..............................................    31,000     49,420
    Chow Sang Sang Holdings International, Ltd........................    17,000     34,565
    Chuang's Consortium International, Ltd............................   266,925     28,429
   #Citic Telecom International Holdings, Ltd.........................   211,000     40,246
    City Telecom, Ltd. ADR............................................     3,100     14,291
    CK Life Sciences International Holdings, Inc......................   564,000     31,590
   *CNT Group, Ltd....................................................   406,000     19,625
   *CP Lotus Corp., Ltd...............................................   260,000      6,033
    Cross-Harbour Holdings, Ltd. (The)................................     7,000      5,589
    CSI Properties, Ltd...............................................   631,515     28,849
   *CST Mining Group, Ltd............................................. 3,752,000     55,771
   *Culture Landmark Investment, Ltd..................................   792,000      5,007
   *Culturecom Holdings, Ltd..........................................    50,000      8,109

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CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
HONG KONG -- (Continued)
    Dah Sing Banking Group, Ltd.......................................    66,760 $ 61,400
    Dah Sing Financial Holdings, Ltd..................................    32,600  103,796
    Dickson Concepts International, Ltd...............................    43,000   23,110
    EcoGreen Fine Chemicals Group, Ltd................................     4,000      655
    Emperor Entertainment Hotel, Ltd..................................   265,000   47,928
    Emperor International Holdings, Ltd...............................   283,750   58,164
   #Emperor Watch & Jewellery, Ltd....................................   370,000   33,121
   *ENM Holdings, Ltd.................................................   172,000    9,263
  #*Esprit Holdings, Ltd..............................................   259,167  311,289
   *eSun Holdings, Ltd................................................   198,000   25,396
    EVA Precision Industrial Holdings, Ltd............................   238,000   17,703
    Fairwood, Ltd.....................................................     8,000   15,804
    Far East Consortium International, Ltd............................   131,000   23,740
    First Pacific Co., Ltd............................................    89,200  100,302
  #*Foxconn International Holdings, Ltd...............................   303,000   90,246
  #*Galaxy Entertainment Group, Ltd...................................    51,000  121,891
  #*Genting Hong Kong, Ltd............................................   400,000  123,939
    Get Nice Holdings, Ltd............................................   896,000   36,827
   #Giordano International, Ltd.......................................    74,000   51,427
    Glorious Sun Enterprises, Ltd.....................................   122,000   37,805
    Golden Resources Development International, Ltd...................    90,000    4,102
   *Goldin Properties Holdings, Ltd...................................    76,000   43,910
    Great Eagle Holdings, Ltd.........................................    38,349   96,664
   *G-Resources Group, Ltd............................................ 2,307,000  134,620
   *Guotai Junan International Holdings, Ltd..........................    62,000   17,951
    Haitong International Securities Group, Ltd.......................    28,270    8,632
    Hang Lung Group, Ltd..............................................    72,000  478,180
   #Hang Lung Properties, Ltd.........................................   161,000  568,833
   #Hang Seng Bank, Ltd...............................................     4,800   66,531
    Harbour Centre Development, Ltd...................................    36,000   43,173
    Henderson Land Development Co., Ltd...............................    91,040  527,606
    HKR International, Ltd............................................   170,971   62,931
    Hon Kwok Land Investment Co., Ltd.................................    62,000   21,110
    Hong Kong & Shanghai Hotels, Ltd..................................   101,500  128,560
    Hong Kong Aircraft Engineering Co., Ltd...........................     1,600   21,528
    Hong Kong Ferry Holdings, Ltd.....................................    24,000   20,332
    Hongkong Chinese, Ltd.............................................   164,000   25,260
    Hopewell Holdings, Ltd............................................   104,000  300,921
    Hsin Chong Construction Group, Ltd................................    36,000    4,077
    Hung Hing Printing Group, Ltd.....................................   150,000   24,184
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............   132,000   63,999
    Hutchison Whampoa, Ltd............................................    55,000  492,668
   *IDT International, Ltd............................................   434,000    5,287
   *Imagi International Holdings, Ltd.................................   720,000    9,251
   *IRC, Ltd,.........................................................   198,000   17,232
   *IT, Ltd...........................................................    74,000   30,845
   *JLF Investment Co., Ltd...........................................   120,000    6,265
    Johnson Electric Holdings, Ltd....................................   141,000   82,379
   #K Wah International Holdings, Ltd.................................   282,612  102,791
    Keck Seng Investments (Hong Kong), Ltd............................    48,000   19,232
    Kerry Properties, Ltd.............................................    64,500  293,663
   *King Stone Energy Group, Ltd......................................    78,000    3,551
    Kingmaker Footwear Holdings, Ltd..................................    72,000   10,911
    Kingston Financial Group, Ltd.....................................   394,000   39,485
   *Kosmopolito Hotels International, Ltd.............................    42,000    8,239
    Kowloon Development Co., Ltd......................................    84,000   81,780
   *Lai Sun Development Co., Ltd...................................... 2,436,666   44,045
   *Lai Sun Garment International, Ltd................................   138,000   14,369
    Li & Fung, Ltd....................................................     6,000   11,770
    Lifestyle International Holdings, Ltd.............................    18,000   40,984
    Lippo China Resources, Ltd........................................   304,000    6,252

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
HONG KONG -- (Continued)
    Lippo, Ltd........................................................    63,000 $ 25,928
   *Lisi Group Holdings, Ltd..........................................    98,000    3,914
    Liu Chong Hing Investment, Ltd....................................    16,000   15,488
   #Luk Fook Holdings International, Ltd..............................    21,000   50,731
    Lung Kee (Bermuda) Holdings, Ltd..................................    38,000   12,601
    Melco International Development, Ltd..............................   230,000  172,390
    Midland Holdings, Ltd.............................................    96,584   50,780
   *Ming Fung Jewellery Group, Ltd....................................   486,000   22,457
    Miramar Hotel & Investment Co., Ltd...............................    39,000   41,493
   *Mongolia Energy Corp., Ltd........................................   297,000   11,590
   *Mongolian Mining Corp.............................................    50,000   27,396
    MTR Corp..........................................................    28,025   98,019
   *Nan Nan Resources Enterprise, Ltd.................................    28,000    2,886
   #Neo-Neon Holdings, Ltd............................................   205,000   20,716
   *New Smart Energy Group, Ltd.......................................   450,000    2,418
  #*New Times Energy Corp., Ltd.......................................    66,900    6,840
    New World Development Co., Ltd....................................   329,193  418,169
    NewOcean Green Energy Holdings, Ltd...............................   204,000   42,517
   *Next Media, Ltd...................................................    62,000    3,980
    NWS Holdings, Ltd.................................................    96,476  147,090
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............   265,000   13,774
    Orient Overseas International, Ltd................................    32,000  180,630
    Oriental Watch Holdings, Ltd......................................   132,000   39,914
    Pacific Andes International Holdings, Ltd.........................   322,224   17,597
    Pacific Basin Shipping, Ltd.......................................   438,000  192,037
    Pacific Textile Holdings, Ltd.....................................    53,000   37,370
    Paliburg Holdings, Ltd............................................   108,000   32,706
   *Pan Asia Environmental Protection Group, Ltd......................    78,000    6,403
    PCCW, Ltd.........................................................   167,000   65,444
   *Pearl Oriental Oil, Ltd...........................................   558,800   43,744
    Pico Far East Holdings, Ltd.......................................   158,000   34,507
   *PME Group, Ltd....................................................    80,000    1,174
   *PNG Resources Holdings, Ltd.......................................   608,000    8,667
    Polytec Asset Holdings, Ltd.......................................   415,000   37,764
    Public Financial Holdings, Ltd....................................    48,000   20,354
    PYI Corp., Ltd....................................................   992,000   22,483
    Regal Hotels International Holdings, Ltd..........................   172,000   66,603
    Richfield Group Holdings, Ltd.....................................   136,000    5,394
   *Rising Development Holdings, Ltd..................................    74,000    4,129
   *Sandmartin International Holdings, Ltd............................     6,000      743
    SEA Holdings, Ltd.................................................    62,000   27,923
    Shangri-La Asia, Ltd..............................................   121,666  238,915
    Shenyin Wanguo, Ltd...............................................    50,000   13,122
    Shun Tak Holdings, Ltd............................................   371,249  128,652
    Singamas Container Holdings, Ltd..................................   340,000   70,379
    Sino Land Co., Ltd................................................   246,172  417,652
   *Sino-Tech International Holdings, Ltd.............................   900,000    8,124
    SmarTone Telecommunications Holdings, Ltd.........................    26,000   54,664
    SOCAM Development, Ltd............................................    65,768   63,469
    Soundwill Holdings, Ltd...........................................    16,000   23,537
   *South China (China), Ltd..........................................   480,000   32,848
    Stella International Holdings, Ltd................................    20,000   49,808
   *Stelux Holdings International, Ltd................................   188,000   44,968
    Sun Hung Kai & Co., Ltd...........................................   152,161   73,176
    Sun Hung Kai Properties, Ltd......................................    30,757  381,265
   *Superb Summit International Timber Co., Ltd.......................   313,000    3,378
    Sustainable Forest Holdings, Ltd.................................. 1,372,500   28,141
    Tai Cheung Holdings, Ltd..........................................    79,000   54,782
    Tao Heung Holdings, Ltd...........................................    66,000   33,537
   *Taung Gold International, Ltd.....................................   970,000   19,889
    Techtronic Industries Co., Ltd....................................   130,500  175,538

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               SHARES     VALUE++
                                                                               ------     -------
HONG KONG -- (Continued)
    Television Broadcasts, Ltd.............................................     5,000 $    35,671
    Texwinca Holdings, Ltd.................................................    18,000      16,911
   *Titan Petrochemicals Group, Ltd........................................   620,000       3,070
    Tongda Group Holdings, Ltd.............................................   410,000      14,978
   *Town Health International Investments, Ltd.............................    76,000       4,541
    Transport International Holdings, Ltd..................................    48,800      95,155
   *Trinity, Ltd...........................................................    32,000      20,831
    United Laboratories International Holdings, Ltd. (The).................   205,000      96,948
   *Up Energy Development Group, Ltd.......................................    92,000      11,939
    Value Partners Group, Ltd..............................................    45,000      20,529
    Varitronix International, Ltd..........................................    81,000      26,847
    Victory City International Holdings, Ltd...............................   206,024      19,835
    Vitasoy International Holdings, Ltd....................................   100,000      88,666
    VST Holdings, Ltd......................................................    86,000      13,337
    VTech Holdings, Ltd....................................................     3,000      35,127
  #*Wah Nam International Holdings, Ltd....................................   873,840      52,801
    Wang On Group, Ltd.....................................................   880,000       9,441
    Wharf Holdings, Ltd....................................................    67,000     384,110
    Wheelock & Co., Ltd....................................................    78,000     303,855
    Wing Hang Bank, Ltd....................................................    11,500     104,874
    Wing On Co. International, Ltd.........................................    30,000      65,337
    Wing Tai Properties, Ltd...............................................   124,000      67,950
   #Wynn Macau, Ltd........................................................    15,600      33,057
    Xinyi Glass Holdings, Ltd..............................................   140,000      70,337
    YGM Trading, Ltd.......................................................     2,000       4,534
    Yue Yuen Industrial Holdings, Ltd......................................    24,000      72,306
                                                                                      -----------
TOTAL HONG KONG............................................................            12,935,988
                                                                                      -----------
IRELAND -- (0.7%)
   *Aer Lingus Group P.L.C.................................................    61,198      81,738
   *Anglo Irish Bank Corp. P.L.C...........................................   105,210          --
    C&C Group P.L.C........................................................    67,048     294,223
    CRH P.L.C..............................................................     8,597     157,401
    CRH P.L.C. Sponsored ADR...............................................    47,203     862,871
    DCC P.L.C..............................................................    14,867     369,298
    Dragon Oil P.L.C.......................................................    41,441     370,929
   *Elan Corp. P.L.C.......................................................     4,564      53,230
   *Elan Corp. P.L.C. Sponsored ADR........................................     8,300      95,865
    FBD Holdings P.L.C.....................................................     4,590      44,450
    Glanbia P.L.C..........................................................    15,379     115,408
   *Governor & Co. of the Bank of Ireland P.L.C. (The)..................... 2,803,594     347,337
    Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The).......     4,731      26,494
    Grafton Group P.L.C....................................................    47,196     161,134
    IFG Group P.L.C........................................................     9,778      17,732
   *Independent News & Media P.L.C.........................................     1,274         320
    Irish Continental Group P.L.C..........................................     1,515      27,839
   *Kenmare Resources P.L.C................................................    71,237      42,784
    Kerry Group P.L.C. Series A............................................     5,424     246,799
    Kingspan Group P.L.C...................................................    24,842     198,759
    Paddy Power P.L.C......................................................     3,568     240,521
    Smurfit Kappa Group P.L.C..............................................    20,100     149,519
    United Drug P.L.C......................................................    61,197     158,116
                                                                                      -----------
TOTAL IRELAND..............................................................             4,062,767
                                                                                      -----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd.........................................    14,567      36,885
   *Alon Holdings Blue Square Israel, Ltd..................................     1,554       3,123
   *AL-ROV Israel, Ltd.....................................................       798      12,944
   *Alvarion, Ltd..........................................................     9,464       3,512
   *AudioCodes, Ltd........................................................     4,091       6,373
    Azrieli Group, Ltd.....................................................     2,954      63,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
ISRAEL -- (Continued)
    Bank Hapoalim B.M.................................................  70,269 $  203,618
   *Bank Leumi Le-Israel B.M..........................................  78,493    176,969
    Bezeq Israeli Telecommunication Corp., Ltd........................     993        999
    Cellcom Israel, Ltd...............................................     833      4,653
   *Ceragon Networks, Ltd.............................................   5,455     44,837
   *Clal Biotechnology Industries, Ltd................................   6,481     15,563
    Clal Industries & Investments, Ltd................................  11,551     32,131
    Clal Insurance Enterprises Holdings, Ltd..........................   3,607     30,563
    Delek Automotive Systems, Ltd.....................................     824      4,450
    Delek Group, Ltd..................................................     194     25,743
    Delta-Galil Industries, Ltd.......................................     230      2,148
    DS Apex Holdings, Ltd.............................................     436      1,491
    Elbit Systems, Ltd................................................     879     28,422
    Elbit Systems, Ltd. ADR...........................................     500     16,180
    Electra, Ltd......................................................     641     46,683
   *Elron Electronic Industries, Ltd..................................   1,825      5,806
   *Evogene, Ltd......................................................     604      2,517
   *EZchip Semiconductor, Ltd.........................................   1,999     72,824
   *First International Bank of Israel, Ltd...........................   3,244     31,363
   *Formula Systems (1985), Ltd.......................................   1,313     19,462
    Frutarom Industries, Ltd..........................................   4,837     43,140
   *Gilat Satellite Networks, Ltd.....................................   4,767     12,340
   *Given Imaging, Ltd................................................   1,795     25,459
    Golf & Co., Ltd...................................................   2,258      6,519
   *Granite Hacarmel Investments, Ltd.................................  12,581     11,490
   *Hadera Paper, Ltd.................................................     183      6,249
   *Harel Insurance Investments & Finances, Ltd.......................   1,678     40,576
    Hot Telecommunications Systems, Ltd...............................   3,182     25,243
    Israel Chemicals, Ltd.............................................   5,296     62,696
   *Israel Discount Bank, Ltd. Series A............................... 131,655    122,787
    Ituran Location & Control, Ltd....................................   2,289     25,494
   *Jerusalem Oil Exploration, Ltd....................................   2,037     34,527
   *Kamada, Ltd.......................................................     897      6,220
   *Kardan Yazamut, Ltd...............................................   1,703        220
    Matrix IT, Ltd....................................................   1,405      5,459
   *Mellanox Technologies, Ltd........................................   3,101    332,443
   *Menorah Mivtachim Holdings, Ltd...................................   8,326     44,805
    Migdal Insurance & Financial Holding, Ltd.........................  30,975     28,599
   *Mizrahi Tefahot Bank, Ltd.........................................  17,744    133,031
   *Naphtha Israel Petroleum Corp., Ltd...............................   4,748     14,677
   *NICE Systems, Ltd. Sponsored ADR..................................   3,569    128,484
   *Nitsba Holdings (1995), Ltd.......................................     480      3,179
   *Nova Measuring Instruments, Ltd...................................     700      6,049
   *Oil Refineries, Ltd............................................... 127,969     58,835
    Ormat Industries, Ltd.............................................  10,284     44,857
    Osem Investments, Ltd.............................................     634      7,880
   *Partner Communications Co., Ltd...................................   1,522      5,015
    Paz Oil Co., Ltd..................................................     624     65,159
   *Phoenix Holdings, Ltd. (The)......................................  12,198     18,194
    Plasson, Ltd......................................................     986     21,709
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............     783     19,894
   *Retalix, Ltd......................................................   1,391     29,153
    Shikun & Binui, Ltd...............................................   8,983     11,789
   *Strauss Group, Ltd................................................   2,188     19,563
    Super-Sol, Ltd. Series B..........................................   3,148      6,825
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR................  12,719    520,080
   *Tower Semiconductor, Ltd..........................................  63,690     41,476
   *Union Bank of Israel, Ltd.........................................   3,077      7,892
                                                                               ----------
TOTAL ISRAEL..........................................................          2,890,348
                                                                               ----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
ITALY -- (2.0%)
   #A2A SpA...........................................................  12,377 $  5,175
    ACEA SpA..........................................................   3,054   16,307
    Acegas-APS SpA....................................................   2,087   10,520
    Alerion Cleanpower SpA............................................   2,833   11,829
    Amplifon SpA......................................................  10,160   37,739
    Ansaldo STS SpA...................................................   7,467   57,134
   *Arnoldo Mondadori Editore SpA.....................................  21,374   23,966
   *Ascopiave SpA.....................................................   8,381    8,969
   #Assicurazioni Generali SpA........................................  17,834  223,392
    Astaldi SpA.......................................................  14,297   83,061
    Atlantia SpA......................................................   1,596   20,953
    Autogrill SpA.....................................................   6,656   53,727
    Azimut Holding SpA................................................  10,087   96,132
  #*Banca Carige SpA..................................................  80,694   61,467
    Banca Generali SpA................................................   6,800   77,171
    Banca IFIS SpA....................................................   3,017   17,110
  #*Banca Monte Dei Paschi di Siena SpA............................... 995,074  219,880
    Banca Piccolo Credito Valtellinese Scarl..........................  52,726   68,871
    Banca Popolare dell'Emilia Romagna Scarl..........................  67,353  292,779
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................  15,139   18,040
  #*Banca Popolare di Milano Scarl.................................... 818,032  374,515
    Banca Popolare di Sondrio Scarl...................................  50,192  276,085
    Banca Profilo SpA.................................................  35,778   10,527
    Banco di Desio e della Brianza SpA................................   6,850   13,727
   *Banco Popolare Scarl.............................................. 435,685  507,366
   #BasicNet SpA......................................................   6,641   16,231
    Brembo SpA........................................................   6,992   71,917
   *Brioschi Sviluppo Immobiliare SpA.................................  10,866    1,121
    Buzzi Unicem SpA..................................................  22,500  225,503
    C.I.R. SpA - Compagnie Industriali Riunite........................  95,796   96,376
    Cairo Communication SpA...........................................   3,024    9,844
    Caltagirone Editore SpA...........................................   9,089    9,500
    Cementir Holding SpA..............................................  14,591   24,216
    Credito Artigiano SpA.............................................   7,928    7,862
    Credito Bergamasco SpA............................................     474    5,566
    Credito Emiliano SpA..............................................  20,701   70,054
    Danieli & Co. SpA.................................................   1,971   41,455
    Datalogic SpA.....................................................   3,058   24,650
    Davide Campari - Milano SpA.......................................  23,376  161,076
    De Longhi SpA.....................................................   4,556   50,284
   *DeA Capital SpA...................................................  39,176   61,266
   #DiaSorin SpA......................................................   3,048   83,445
   *EI Towers SpA.....................................................   1,405   32,705
   *Engineering Ingegneria Informatica SpA............................     729   23,301
    Eni SpA...........................................................  16,556  341,391
   #Eni SpA Sponsored ADR.............................................  10,306  425,019
    ERG SpA...........................................................  12,697   89,033
    Esprinet SpA......................................................   3,327   12,752
  #*Eurotech SpA......................................................   5,432    7,520
   #Falck Renewables SpA..............................................  38,352   41,405
    Fiat Industrial SpA...............................................  17,446  170,925
   *Fiat SpA.......................................................... 137,109  671,891
  #*Finmeccanica SpA.................................................. 117,666  429,929
  #*Fondiaria-Sai SpA.................................................  62,749   76,915
   *Gemina SpA........................................................ 123,796   95,381
   #Geox SpA..........................................................   7,588   17,450
    Gruppo Editoriale L'Espresso SpA..................................  23,990   18,764
    Hera SpA..........................................................  30,863   37,736
    Immsi SpA.........................................................  51,070   27,933
   #Impregilo SpA..................................................... 125,178  471,241
   #Indesit Co. SpA...................................................   5,641   20,164

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
ITALY -- (Continued)
    Industria Macchine Automatiche SpA................................     132 $     2,123
    Interpump Group SpA...............................................   7,628      52,678
    Intesa Sanpaolo SpA............................................... 272,792     344,828
    Iren SpA..........................................................  20,180       7,094
   #Italcementi SpA...................................................  17,978      73,861
   *Italmobiliare SpA.................................................   1,299      17,238
   *Juventus Football Club SpA........................................  18,350       4,228
   *KME Group SpA.....................................................  36,247      13,552
   *Landi Renzo SpA...................................................   7,410      11,385
    Lottomatica Group SpA.............................................   7,064     138,358
    Luxottica Group SpA...............................................   1,407      48,236
    Luxottica Group SpA Sponsored ADR.................................     300      10,236
   *Maire Tecnimont SpA...............................................  22,029      15,692
    MARR SpA..........................................................   1,671      15,093
   #Mediaset SpA...................................................... 103,937     181,162
    Mediobanca SpA....................................................  90,740     312,009
   #Mediolanum SpA....................................................  13,332      44,042
   *Milano Assicurazioni SpA.......................................... 239,825      79,370
    Parmalat SpA......................................................  66,960     126,258
    Piaggio & C. SpA..................................................  25,137      60,157
   #Pirelli & C. SpA..................................................  27,466     277,367
   *Poltrona Frau SpA.................................................   2,894       3,059
  #*Prelios SpA....................................................... 120,610      14,719
   *Premafin Finanziaria SpA..........................................  32,033       6,349
    Prysmian SpA......................................................   8,594     137,652
  #*RCS MediaGroup SpA................................................  14,264       8,403
    Recordati SpA.....................................................  16,583     111,884
    Reply SpA.........................................................     296       6,305
    Sabaf SpA.........................................................     760       8,853
   *Safilo Group SpA..................................................  10,588      67,937
    Saipem SpA........................................................   2,928     134,567
   *Saras SpA.........................................................  54,877      60,209
    SAVE SpA..........................................................   7,283      56,231
   *Snai SpA..........................................................     235         244
   *Societa Cattolica di Assicurazioni Scrl...........................   8,875     107,815
    Societa Iniziative Autostradali e Servizi SpA.....................   8,046      54,267
   #Sogefi SpA........................................................   1,729       4,079
    Sol SpA...........................................................   6,059      32,794
   *Sorin SpA.........................................................  63,354     132,473
   *Telecom Italia Media SpA..........................................  98,726      17,708
    Telecom Italia SpA................................................ 508,550     413,974
   #Telecom Italia SpA Sponsored ADR..................................  32,914     267,262
   #Tenaris SA ADR....................................................   2,700     103,356
    Terna Rete Elettrica Nazionale SpA................................   6,851      22,864
    Tod's SpA.........................................................     859      78,813
   #Trevi Finanziaria SpA.............................................   4,862      26,041
   *UniCredit SpA..................................................... 199,530     676,039
    Unione di Banche Italiane ScpA.................................... 142,756     413,445
  #*Unipol Gruppo Finanziario SpA.....................................  60,330     149,455
    Vianini Lavori SpA................................................   1,509       5,081
    Vittoria Assicurazioni SpA........................................   3,490      18,240
   *Yoox SpA..........................................................   2,309      30,659
    Zignago Vetro SpA.................................................   2,758      15,645
                                                                               -----------
TOTAL ITALY...........................................................          11,579,652
                                                                               -----------
JAPAN -- (20.0%)
    77 Bank, Ltd. (The)...............................................  59,000     222,067
    A&D Co., Ltd......................................................   2,300       8,500
    Accordia Golf Co., Ltd............................................     275     180,088
    Achilles Corp.....................................................  28,000      37,742
    Adeka Corp........................................................  19,400     163,346

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

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
   *Aderans Co., Ltd..................................................  4,600 $ 55,550
    Advan Co., Ltd....................................................  2,600   27,437
    Advantest Corp....................................................  3,900   49,490
    Advantest Corp. ADR...............................................  1,800   22,788
   #Aeon Co., Ltd..................................................... 16,400  197,467
    Aeon Delight Co., Ltd.............................................    800   18,435
    Aeon Fantasy Co., Ltd.............................................    900   13,411
    Ahresty Corp......................................................  3,500   23,620
    Ai Holdings Corp..................................................  7,700   42,755
    Aica Kogyo Co., Ltd...............................................  5,800   89,523
    Aichi Bank, Ltd. (The)............................................  1,900   94,085
    Aichi Corp........................................................ 10,300   46,204
    Aichi Steel Corp.................................................. 24,000   90,896
    Aichi Tokei Denki Co., Ltd........................................  5,000   18,888
    Aida Engineering, Ltd............................................. 14,800   87,874
    Aigan Co., Ltd....................................................  4,200   17,285
    Aiphone Co., Ltd..................................................  1,700   32,879
    Air Water, Inc....................................................  3,000   36,081
    Airport Facilities Co., Ltd.......................................  6,100   27,999
   *Aisan Industry Co., Ltd...........................................  7,900   63,877
    Aisin Seiki Co., Ltd..............................................  3,500  106,391
    Ajinomoto Co., Inc................................................ 11,000  155,813
   #Akebono Brake Industry Co., Ltd...................................  8,800   38,428
    Akita Bank, Ltd. (The)............................................ 53,000  144,796
   #Alconix Corp......................................................  1,000   18,988
    Alfresa Holdings Corp.............................................  6,800  361,470
    Allied Telesis Holdings K.K....................................... 20,700   17,604
    Alpen Co., Ltd....................................................  5,200   97,965
    Alpha Systems, Inc................................................  1,560   20,040
    Alpine Electronics, Inc........................................... 11,500  120,711
    Alps Electric Co., Ltd............................................ 26,200  156,030
    Alps Logistics Co., Ltd...........................................  2,000   20,048
    Altech Corp.......................................................    600    4,576
    Amada Co., Ltd.................................................... 60,000  315,516
    Amano Corp........................................................ 12,900  103,367
    Amiyaki Tei Co., Ltd..............................................      6   14,547
    Amuse, Inc........................................................    200    2,806
    Ando Corp......................................................... 25,000   31,161
    Anest Iwata Corp..................................................  7,000   32,041
    Anritsu Corp......................................................  6,000   74,156
    AOC Holdings, Inc.................................................  8,000   26,151
    AOI Electronic Co., Ltd...........................................  1,000   14,059
    AOKI Holdings, Inc................................................  3,939   87,566
    Aomori Bank, Ltd. (The)........................................... 44,000  132,869
    Aoyama Trading Co., Ltd........................................... 13,500  263,708
    Aozora Bank, Ltd.................................................. 59,000  135,178
    Arakawa Chemical Industries, Ltd..................................  2,600   21,523
   *Arata Corp........................................................  1,000    5,089
    Araya Industrial Co., Ltd......................................... 17,000   22,911
    Arc Land Sakamoto Co., Ltd........................................  3,500   52,619
    Arcs Co., Ltd.....................................................  6,689  146,899
    Argo Graphics, Inc................................................    500    6,671
    Ariake Japan Co., Ltd.............................................  3,200   68,621
    Arisawa Manufacturing Co., Ltd....................................  6,500   16,676
    Arnest One Corp...................................................  4,000   54,700
    As One Corp.......................................................  3,100   66,575
    Asahi Co., Ltd....................................................  2,700   44,467
    Asahi Diamond Industrial Co., Ltd.................................  6,000   69,052
    Asahi Glass Co., Ltd.............................................. 27,000  158,515
    Asahi Group Holdings, Ltd.........................................  2,000   44,895
    Asahi Holdings, Inc...............................................  1,100   18,931

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Asahi Kasei Corp..................................................  20,000 $106,003
    Asahi Kogyosha Co., Ltd...........................................   2,000    7,443
    Asahi Organic Chemicals Industry Co., Ltd.........................  15,000   37,026
    Asatsu-DK, Inc....................................................   4,500  128,600
   *Ashimori Industry Co., Ltd........................................   6,000    7,788
    Asics Corp........................................................   5,000   58,523
    ASKA Pharmaceutical Co., Ltd......................................   5,000   27,218
    Astellas Pharma, Inc..............................................   1,000   47,506
    Asunaro Aoki Construction Co., Ltd................................   3,500   17,573
   #Atom Corp.........................................................   4,000   18,538
    Atsugi Co., Ltd...................................................  40,000   47,466
    Autobacs Seven Co., Ltd...........................................   4,400  216,565
    Avex Group Holdings, Inc..........................................   3,700   56,036
    Awa Bank, Ltd. (The)..............................................  37,000  227,199
    Azbil Corp........................................................   2,800   56,635
    Bando Chemical Industries, Ltd....................................  15,000   53,170
    Bank of Iwate, Ltd. (The).........................................   3,600  151,288
    Bank of Kyoto, Ltd. (The).........................................  30,000  219,411
    Bank of Nagoya, Ltd. (The)........................................  34,000  102,737
    Bank of Okinawa, Ltd. (The).......................................   4,300  181,833
    Bank of Saga, Ltd. (The)..........................................  32,000   75,326
    Bank of the Ryukyus, Ltd..........................................   9,500  116,292
    Bank of Yokohama, Ltd. (The)...................................... 109,000  493,666
    Belc Co., Ltd.....................................................   3,000   42,654
    Belluna Co., Ltd..................................................   5,150   41,122
    Benesse Holdings, Inc.............................................     400   18,880
  #*Best Denki Co., Ltd...............................................  10,000   19,168
  #*Bic Camera, Inc...................................................     104   55,360
    BML, Inc..........................................................   1,200   32,186
    Bookoff Corp......................................................   2,500   21,649
    Bridgestone Corp..................................................   4,900  110,368
    Brother Industries, Ltd...........................................   6,400   59,121
   *Bunka Shutter Co., Ltd............................................  10,000   44,691
    CAC Corp..........................................................   5,800   45,607
    Calsonic Kansei Corp..............................................  17,000   82,837
    Canon Electronics, Inc............................................   1,900   39,438
    Canon Marketing Japan, Inc........................................   9,200  123,873
   #Capcom Co., Ltd...................................................   2,100   42,713
   #Casio Computer Co., Ltd...........................................  18,200  119,628
    Cawachi, Ltd......................................................   3,900   78,671
    Central Glass Co., Ltd............................................  40,000  147,893
    Central Sports Co., Ltd...........................................     500    7,130
    Century Tokyo Leasing Corp........................................   6,900  119,628
    Chiba Bank, Ltd. (The)............................................  62,000  361,169
   *Chiba Kogyo Bank, Ltd. (The)......................................   9,400   50,751
    Chino Corp........................................................   4,000   10,530
    Chiyoda Co., Ltd..................................................   4,200  100,904
    Chiyoda Corp......................................................   2,000   25,976
    Chiyoda Integre Co., Ltd..........................................   3,600   42,433
    Chofu Seisakusho Co., Ltd.........................................   2,600   57,447
    Chori Co., Ltd....................................................  47,000   59,101
    Chubu Shiryo Co., Ltd.............................................   5,000   32,150
    Chudenko Corp.....................................................   3,600   33,991
    Chuetsu Pulp & Paper Co., Ltd.....................................  20,000   35,582
    Chugai Ro Co., Ltd................................................  13,000   37,357
    Chugoku Bank, Ltd. (The)..........................................  24,000  305,604
    Chugoku Marine Paints, Ltd........................................  11,000   53,736
    Chukyo Bank, Ltd. (The)...........................................  25,000   53,778
   #Chuo Denki Kogyo Co., Ltd.........................................   3,100   12,414
    Chuo Mitsui Trust Holdings, Inc...................................  78,000  222,786
    Chuo Spring Co., Ltd..............................................   5,000   17,454

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

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.........................................  34,900 $192,818
    CKD Corp..........................................................   8,100   50,660
    Cleanup Corp......................................................   4,000   24,905
    CMIC Holdings Co., Ltd............................................   1,400   21,640
    CMK Corp..........................................................  12,800   44,948
    Coca-Cola Central Japan Co., Ltd..................................   7,600   97,664
    Coca-Cola West Co., Ltd...........................................  10,300  176,272
    Cocokara fine, Inc................................................   3,000  101,793
   #Colowide Co., Ltd.................................................   4,000   32,427
    Computer Engineering & Consulting, Ltd............................   1,700    9,692
    COMSYS Holdings Corp..............................................  23,100  287,914
    Corona Corp.......................................................   5,500   69,842
    Cosel Co., Ltd....................................................   2,200   29,001
    Cosmo Oil Co., Ltd................................................ 104,000  226,803
    Cosmos Pharmaceutical Corp........................................     700   56,926
    Credit Saison Co., Ltd............................................  14,200  321,993
    Dai Nippon Printing Co., Ltd......................................  49,000  372,428
    Dai Nippon Toryo, Ltd.............................................  29,000   29,824
    Daibiru Corp......................................................  13,800   96,368
    Daicel Corp.......................................................  51,000  305,240
    Dai-Dan Co., Ltd..................................................   4,000   22,912
    Daido Kogyo Co., Ltd..............................................  11,000   19,446
    Daido Metal Co., Ltd..............................................   7,000   65,451
    Daido Steel Co., Ltd..............................................  10,000   56,418
    Daidoh, Ltd.......................................................   4,600   31,353
  #*Daiei, Inc. (The).................................................  25,650   59,128
    Daifuku Co., Ltd..................................................  23,500  140,135
    Daihatsu Motor Co., Ltd...........................................   3,000   50,135
    Daihen Corp.......................................................  23,000   70,934
    Daiho Corp........................................................  20,000   22,846
  #*Daiichi Chuo K.K..................................................  37,000   37,336
    Daiichi Jitsugyo Co., Ltd.........................................  11,000   52,050
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................     700   14,086
    Daiichi Kogyo Seiyaku Co., Ltd....................................  11,000   32,415
    Dai-ichi Life Insurance Co., Ltd. (The)...........................      40   41,930
    Daiichi Sankyo Co., Ltd...........................................   3,800   62,536
    Dai-ichi Seiko Co., Ltd...........................................   1,500   25,403
    Daiken Corp.......................................................  20,000   51,708
    Daiki Aluminium Industry Co., Ltd.................................   2,000    5,678
    Daikin Industries, Ltd............................................   3,000   81,500
    Daikoku Denki Co., Ltd............................................   1,300   23,887
   #Daikokutenbussan Co., Ltd.........................................     400   11,198
    Daikyo, Inc.......................................................  30,000   75,086
    Dainichi Co., Ltd.................................................     800    6,484
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........  18,000   72,462
    Dainippon Screen Manufacturing Co., Ltd...........................  12,000   80,160
    Dainippon Sumitomo Pharma Co., Ltd................................   8,100   89,458
    Daio Paper Corp...................................................  20,000  120,583
    Daisan Bank, Ltd. (The)...........................................  34,000   61,835
    Daiseki Co., Ltd..................................................   2,900   48,522
    Daishi Bank, Ltd. (The)...........................................  69,000  201,874
    Daiso Co., Ltd....................................................  13,000   37,898
    Daisyo Corp.......................................................   2,000   26,682
    Daito Bank, Ltd. (The)............................................  23,000   18,115
    Daito Electron Co., Ltd...........................................   1,200    5,556
    Daito Pharmaceutical Co., Ltd.....................................   2,400   33,559
    Daito Trust Construction Co., Ltd.................................     500   48,050
    Daiwa House Industry Co., Ltd.....................................  31,000  440,405
    Daiwa Industries, Ltd.............................................   8,000   38,125
    Daiwa Securities Group, Inc....................................... 153,447  571,904
    Daiwabo Holdings Co., Ltd.........................................  57,000  102,152

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    DC Co., Ltd.......................................................  3,400 $ 10,266
    DCM Holdings Co., Ltd............................................. 19,700  136,660
    DeNa Co., Ltd.....................................................    400    8,667
    Denki Kagaku Kogyo K.K............................................ 61,000  200,859
    Denki Kogyo Co., Ltd.............................................. 13,000   60,896
    Denso Corp........................................................  5,500  175,230
    Dentsu, Inc.......................................................  1,600   42,473
    Denyo Co., Ltd....................................................  5,100   58,544
    Descente, Ltd..................................................... 15,000   93,678
    DIC Corp.......................................................... 32,000   55,050
   *Digital Garage, Inc...............................................      8   13,349
   #Disco Corp........................................................    800   42,017
    Don Quijote Co., Ltd..............................................    600   20,016
   *Doshisha Co., Ltd.................................................  3,300   95,490
    Doutor Nichires Holdings Co., Ltd.................................  8,000   99,972
    Dowa Holdings Co., Ltd............................................ 14,000   85,856
   #Dr. Ci:Labo Co., Ltd..............................................      4   13,484
    DTS Corp..........................................................  6,800   87,398
    Dunlop Sports Co., Ltd............................................  4,600   55,072
    Duskin Co., Ltd................................................... 11,300  222,817
    Dwango Co., Ltd...................................................     18   27,255
    Dydo Drinco, Inc..................................................  1,400   65,307
    eAccess, Ltd......................................................    540   98,589
    Eagle Industry Co., Ltd...........................................  6,000   46,757
    Earth Chemical Co., Ltd...........................................    100    3,654
   *Ebara Corp........................................................ 90,000  338,151
   #Edion Corp........................................................ 20,500   98,765
    Ehime Bank, Ltd. (The)............................................ 43,000  116,114
    Eidai Co., Ltd....................................................  1,000    4,681
    Eighteenth Bank, Ltd. (The)....................................... 38,000   95,706
    Eiken Chemical Co., Ltd...........................................  3,400   45,868
    Eizo Nanao Corp...................................................  4,300   83,469
    Elematec Corp.....................................................  2,574   34,990
    Enplas Corp.......................................................  2,700   78,973
   *EPS Corp..........................................................     15   40,619
    ESPEC Corp........................................................  5,400   49,543
    Exedy Corp........................................................  6,400  127,587
    Ezaki Glico Co., Ltd..............................................  4,000   46,124
   *F&A Aqua Holdings, Inc............................................  2,600   27,347
    Faith, Inc........................................................    176   18,720
    FALCO SD HOLDINGS Co., Ltd........................................    400    4,792
    Fancl Corp........................................................  8,700  105,936
    FCC Co., Ltd......................................................  4,200   64,809
  #*FDK Corp.......................................................... 15,000   15,566
   *Ferrotec Corp.....................................................  1,200    6,056
    FIDEA Holdings Co., Ltd........................................... 32,400   62,413
   *First Baking Co., Ltd.............................................  4,000    4,218
   *First Juken Co., Ltd..............................................    600    5,302
    Foster Electric Co., Ltd..........................................  3,600   54,949
    FP Corp...........................................................    500   34,746
    France Bed Holdings Co., Ltd...................................... 30,000   64,130
    F-Tech, Inc.......................................................  1,200   18,635
   *Fudo Tetra Corp................................................... 27,000   37,361
    Fuji Co., Ltd.....................................................  1,400   31,525
    Fuji Corp, Ltd....................................................  7,200   38,153
    Fuji Electric Co., Ltd............................................ 59,000  130,089
    Fuji Electronics Co., Ltd.........................................  1,700   23,086
    Fuji Furukawa Engineering & Construction Co., Ltd.................  2,000    5,202
    Fuji Heavy Industries, Ltd........................................ 33,000  244,612
   *Fuji Kosan Co., Ltd...............................................  1,000      735
    Fuji Media Holdings, Inc..........................................     44   74,858

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Fuji Oil Co., Ltd.................................................  9,600 $121,048
    Fuji Seal International, Inc......................................  2,300   43,150
   #Fuji Soft, Inc....................................................  4,300   66,566
   #Fujibo Holdings, Inc.............................................. 23,000   55,525
    Fujicco Co., Ltd..................................................  3,000   36,905
    FUJIFILM Holdings Corp............................................ 12,000  214,323
    Fujikura Kasei Co., Ltd...........................................  7,100   33,435
    Fujikura, Ltd..................................................... 79,000  236,760
    Fujimi, Inc.......................................................  5,300   74,688
    Fujimori Kogyo Co., Ltd...........................................  2,800   55,150
    Fujitec Co., Ltd.................................................. 15,000   90,404
    Fujitsu Frontech, Ltd.............................................  3,600   19,774
    Fujitsu General, Ltd..............................................  1,000    8,370
   *Fujitsu, Ltd...................................................... 16,000   62,769
    FuKoKu Co., Ltd...................................................  1,100   10,243
    Fukuda Corp....................................................... 10,000   34,919
    Fukui Bank, Ltd. (The)............................................ 49,000  108,500
    Fukuoka Financial Group, Inc...................................... 68,000  247,975
    Fukushima Bank, Ltd. (The)........................................ 53,000   36,349
    Fukushima Industries Corp.........................................  1,200   16,975
    Fukuyama Transporting Co., Ltd.................................... 22,000  123,062
    Funai Consulting, Inc.............................................  3,700   24,982
    Funai Electric Co., Ltd...........................................  3,300   42,143
   *Furukawa Co., Ltd................................................. 57,000   46,993
   *Furukawa Electric Co., Ltd........................................ 31,000   64,262
    Furukawa-Sky Aluminum Corp........................................ 24,000   64,200
    Furusato Industries, Ltd..........................................    600    5,907
    Fuso Pharmaceutical Industries, Ltd............................... 14,000   42,465
    Futaba Corp.......................................................  4,700   69,936
   *Futaba Industrial Co., Ltd........................................  9,400   43,828
    Fuyo General Lease Co., Ltd.......................................  4,300  139,420
    Gakken Holdings Co., Ltd.......................................... 14,000   29,405
    Gecoss Corp.......................................................  5,100   26,680
    Geo Holdings Corp.................................................     43   47,810
    GLOBERIDE, Inc....................................................  5,000    5,871
    Glory, Ltd........................................................ 14,300  295,902
    GMO Internet, Inc.................................................  5,000   25,072
    Godo Steel, Ltd................................................... 34,000   65,398
    Goldcrest Co., Ltd................................................  4,790   73,743
   #Goldwin, Inc......................................................  7,000   36,214
  #*Gourmet Kineya Co., Ltd...........................................  7,000   45,175
   #GS Yuasa Corp.....................................................  7,000   27,729
    GSI Creos Corp.................................................... 26,000   35,039
  #*G-Tekt Corp.......................................................  1,500   35,369
    Gulliver International Co., Ltd...................................    920   28,016
    Gun Ei Chemical Industry Co., Ltd................................. 12,000   31,475
    Gunma Bank, Ltd. (The)............................................ 67,000  325,736
    Gunze, Ltd........................................................ 43,000  113,258
    H.I.S. Co., Ltd...................................................  1,300   44,891
    H2O Retailing Corp................................................ 18,000  184,877
    Hachijuni Bank, Ltd. (The)........................................ 48,000  254,686
    Hakudo Co., Ltd...................................................  1,500   14,083
    Hakuhodo DY Holdings, Inc.........................................  2,910  191,631
    Hakuto Co., Ltd...................................................  3,000   30,344
    Hamakyorex Co., Ltd...............................................  1,600   53,946
    Hamamatsu Photonics K.K...........................................  1,400   48,917
    Hankyu Hanshin Holdings, Inc...................................... 66,000  353,476
    Hanwa Co., Ltd.................................................... 42,000  149,882
    Happinet Corp.....................................................  2,800   26,870
    Harashin Narus Holdings Co., Ltd..................................  3,000   53,006
    Harima Chemicals, Inc.............................................  2,100   11,470

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Haruyama Trading Co., Ltd.........................................     300 $  1,675
   *Haseko Corp.......................................................  15,500   10,617
   *Hayashikane Sangyo Co., Ltd.......................................   1,000      787
    Hazama Corp.......................................................  15,200   36,612
    Heiwa Corp........................................................   1,700   30,715
    Heiwa Real Estate Co., Ltd........................................  44,000  102,569
    Heiwado Co., Ltd..................................................   7,700  110,931
    Hibiya Engineering, Ltd...........................................   5,900   65,941
    Hiday Hidaka Corp.................................................   2,280   37,281
    Higashi-Nippon Bank, Ltd..........................................  41,000   89,325
    Higo Bank, Ltd. (The).............................................  38,000  200,127
    Hikari Tsushin, Inc...............................................   2,000   95,394
    Hino Motors, Ltd..................................................   8,000   55,284
    Hioki EE Corp.....................................................   1,100   18,268
    Hirose Electric Co., Ltd..........................................     700   66,789
    Hiroshima Bank, Ltd. (The)........................................  83,000  273,359
    Hisaka Works, Ltd.................................................   7,000   57,275
    Hisamitsu Pharmaceutical Co., Inc.................................     600   30,201
   *Hitachi Cable, Ltd................................................  43,000   73,658
    Hitachi Capital Corp..............................................  10,700  194,135
   *Hitachi Chemical Co., Ltd.........................................     900   13,671
   #Hitachi Construction Machinery Co., Ltd...........................   1,500   26,813
    Hitachi High-Technologies Corp....................................   3,000   74,670
    Hitachi Koki Co., Ltd.............................................  12,700   94,343
    Hitachi Kokusai Electric, Inc.....................................   8,000   52,590
    Hitachi Medical Corp..............................................   5,000   65,252
    Hitachi Metals, Ltd...............................................   4,000   43,780
    Hitachi Tool Engineering, Ltd.....................................   4,800   52,227
    Hitachi Transport System, Ltd.....................................   3,700   67,868
    Hitachi Zosen Corp................................................ 124,000  151,173
    Hitachi, Ltd......................................................   4,000   23,582
    Hitachi, Ltd. ADR.................................................   4,900  288,365
   #Hodogaya Chemical Co., Ltd........................................  11,000   29,859
    Hogy Medical Co., Ltd.............................................   1,600   77,419
    Hokkaido Electric Power Co., Inc..................................   3,400   31,237
    Hokkaido Gas Co., Ltd.............................................   1,000    3,214
    Hokkan Holdings, Ltd..............................................   8,000   22,382
    Hokko Chemical Industry Co., Ltd..................................   2,000    5,454
    Hokkoku Bank, Ltd. (The)..........................................  68,000  246,945
    Hokuetsu Bank, Ltd. (The).........................................  48,000   91,472
    Hokuetsu Kishu Paper Co., Ltd.....................................  28,500  131,034
    Hokuhoku Financial Group, Inc..................................... 211,000  305,975
    Hokuriku Electric Industry Co., Ltd...............................  29,000   32,030
    Hokuto Corp.......................................................   1,800   35,212
    Honda Motor Co., Ltd. Sponsored ADR...............................  14,859  468,058
   *H-One Co., Ltd....................................................     900    8,511
    Honeys Co., Ltd...................................................   1,350   24,817
    Horiba, Ltd.......................................................   2,200   77,658
    Hoshizaki Electric Co., Ltd.......................................   2,800   71,894
    Hosiden Corp......................................................  16,400   96,169
    Hosokawa Micron Corp..............................................  10,000   49,992
    House Foods Corp..................................................  11,700  195,111
    Howa Machinery, Ltd...............................................  28,000   24,496
   *Hulic Co., Ltd....................................................   8,400   43,975
    Hyakugo Bank, Ltd. (The)..........................................  48,000  200,956
    Hyakujishi Bank, Ltd. (The).......................................  54,000  198,204
   *Ibiden Co., Ltd...................................................  11,800  191,252
    IBJ Leasing Co., Ltd..............................................   5,200  130,722
    Ichibanya Co., Ltd................................................     400   11,696
   *Ichikoh Industries, Ltd...........................................  11,000   18,027
    Ichinen Holdings Co., Ltd.........................................   6,000   31,638

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

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Ichiyoshi Securities Co., Ltd.....................................  8,400 $ 40,929
    Icom, Inc.........................................................  2,000   44,282
    Idec Corp.........................................................  4,600   41,062
    Idemitsu Kosan Co., Ltd...........................................  2,100  175,904
    Ihara Chemical Industry Co., Ltd..................................  7,000   33,640
    IHI Corp.......................................................... 47,000  100,027
    Iida Home Max Co., Ltd............................................  4,800   43,658
    Iino Kaiun Kaisha, Ltd............................................ 20,700   85,598
    Ikyu Corp.........................................................     16    6,795
   *Imasen Electric Industrial Co., Ltd...............................  3,600   50,642
    Imperial Hotel, Ltd...............................................    200    6,271
    Inaba Denki Sangyo Co., Ltd.......................................  4,100  117,858
    Inaba Seisakusho Co., Ltd.........................................  1,600   20,466
    Inabata & Co., Ltd................................................ 12,000   73,723
    Inageya Co., Ltd..................................................  3,400   40,645
    Ines Corp......................................................... 10,100   60,783
    Information Services International-Dentsu, Ltd....................  2,600   21,791
    Innotech Corp.....................................................  4,400   20,294
    Inpex Corp........................................................     51  283,374
    Intage, Inc.......................................................    500   10,608
    Internet Initiative Japan, Inc....................................     10   42,982
   *Inui Steamship Co., Ltd...........................................  4,100   11,601
    Iseki & Co., Ltd.................................................. 36,000   93,645
    Isetan Mitsukoshi Holdings, Ltd................................... 31,100  327,414
   *Ishihara Sangyo Kaisha, Ltd....................................... 90,000   71,889
    Ishii Iron Works Co., Ltd.........................................  3,000    5,406
    Isuzu Motors, Ltd................................................. 45,000  229,413
    IT Holdings Corp.................................................. 18,400  190,403
    ITC Networks Corp.................................................  3,700   28,038
    Ito En, Ltd.......................................................  1,400   26,588
    ITOCHU Corp....................................................... 15,000  155,277
    Itochu Enex Co., Ltd.............................................. 13,800   74,984
    Itochu Techno-Solutions Corp......................................    600   31,026
    Itochu-Shokuhin Co., Ltd..........................................  1,600   59,205
    Itoham Foods, Inc................................................. 30,000  125,220
    Itoki Corp........................................................  8,153   38,655
    Iwai Cosmo Holdings, Inc..........................................  3,500   13,049
    Iwaki & Co., Ltd..................................................  3,000    6,528
   *Iwasaki Electric Co., Ltd......................................... 14,000   24,633
    Iwatani Corp...................................................... 15,000   56,588
   *Iwatsu Electric Co., Ltd.......................................... 12,000    9,144
    Iyo Bank, Ltd. (The).............................................. 47,000  362,000
    Izumi Co., Ltd....................................................  2,600   52,315
    Izumiya Co., Ltd.................................................. 14,000   69,608
    J. Front Retailing Co., Ltd....................................... 79,000  391,429
   *Janome Sewing Machine Co., Ltd.................................... 23,000   18,413
    Japan Airport Terminal Co., Ltd...................................  7,100   80,919
    Japan Aviation Electronics Industry, Ltd.......................... 10,000   81,812
    Japan Carlit Co., Ltd.............................................    900    4,247
    Japan Cash Machine Co., Ltd.......................................  2,000   14,930
    Japan Digital Laboratory Co., Ltd.................................  4,500   49,565
    Japan Drilling Co., Ltd...........................................  1,400   42,125
    Japan Petroleum Exploration Co., Ltd..............................    300   11,246
    Japan Pulp & Paper Co., Ltd....................................... 18,000   60,092
   *Japan Radio Co., Ltd.............................................. 12,000   25,448
    Japan Steel Works, Ltd. (The).....................................  5,000   27,198
    Japan Transcity Corp.............................................. 11,000   37,332
    Japan Vilene Co., Ltd.............................................  6,000   25,434
    Japan Wool Textile Co., Ltd. (The)................................ 13,000   87,420
    Jastec Co., Ltd...................................................  4,400   27,497
    JBCC Holdings, Inc................................................  6,000   39,853

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Jeol, Ltd.........................................................  16,000 $ 35,696
    JFE Holdings, Inc.................................................  11,464  150,274
   *JFE Shoji Trade Corp..............................................  22,000   78,409
    Jidosha Buhin Kogyo Co., Ltd......................................   3,000   13,164
    JMS Co., Ltd......................................................   7,000   23,464
  #*Joban Kosan Co., Ltd..............................................  11,000   12,070
    J-Oil Mills, Inc..................................................  19,000   54,475
   #Joshin Denki Co., Ltd.............................................  10,000  113,892
    Joyo Bank, Ltd. (The).............................................  62,000  276,268
    JSP Corp..........................................................   6,600   97,776
    JSR Corp..........................................................   3,200   56,327
    JTEKT Corp........................................................  12,600  110,612
   #Juki Corp.........................................................  17,000   25,142
    Juroku Bank, Ltd..................................................  57,000  186,323
    JVC Kenwood Holdings, Inc.........................................  25,070   76,501
    JX Holdings, Inc..................................................  56,170  270,000
    kabu.com Securities Co., Ltd......................................   6,400   19,185
   #Kadokawa Group Holdings, Inc......................................   4,800  135,281
    Kaga Electronics Co., Ltd.........................................   4,100   42,284
    Kagome Co., Ltd...................................................   1,900   42,193
    Kagoshima Bank, Ltd. (The)........................................  36,000  216,448
    Kajima Corp.......................................................  26,843   76,774
    Kakaku.com, Inc...................................................   1,000   31,820
    Kaken Pharmaceutical Co., Ltd.....................................   5,000   70,898
    Kameda Seika Co., Ltd.............................................   1,400   35,326
    Kamei Corp........................................................   9,000   83,854
    Kamigumi Co., Ltd.................................................  42,000  336,816
    Kanagawa Chuo Kotsu Co., Ltd......................................   6,000   34,779
    Kanamoto Co., Ltd.................................................   5,000   56,617
    Kandenko Co., Ltd.................................................  25,000  117,970
    Kaneka Corp.......................................................  50,000  257,154
   *Kanematsu Corp....................................................  60,000   70,604
    Kanematsu Electronics, Ltd........................................   2,100   23,193
    Kansai Paint Co., Ltd.............................................   6,000   62,628
   #Kanto Denka Kogyo Co., Ltd........................................   6,000   18,250
    Kanto Natural Gas Development Co., Ltd............................   7,000   35,931
    Kasai Kogyo Co., Ltd..............................................   8,000   41,238
    Kasumi Co., Ltd...................................................  11,800   83,287
   *Katakura Industries Co., Ltd......................................   6,300   52,334
    Kato Sangyo Co., Ltd..............................................   5,000   94,311
    Kato Works Co., Ltd...............................................  19,000   88,377
    KAWADA TECHNOLOGIES, Inc..........................................     200    2,809
    Kawai Musical Instruments Manufacturing Co., Ltd..................  14,000   32,509
    Kawasaki Heavy Industries, Ltd....................................  24,000   56,988
  #*Kawasaki Kisen Kaisha, Ltd........................................ 167,000  252,907
    Kawasumi Laboratories, Inc........................................   5,000   28,910
    Keihan Electric Railway Co., Ltd..................................   9,000   42,654
    Keihin Corp.......................................................   9,500  127,071
    Keisei Electric Railway Co., Ltd..................................   6,000   54,153
    Keiyo Bank, Ltd. (The)............................................  59,000  264,455
   #Keiyo Co., Ltd....................................................   3,000   18,559
   *Kenedix, Inc......................................................     403   52,911
    Kewpie Corp.......................................................   7,500  110,870
   #Key Coffee, Inc...................................................   4,700   87,891
    Kikkoman Corp.....................................................  10,000  125,491
    Kimoto Co., Ltd...................................................   4,600   24,178
    Kinden Corp.......................................................  23,000  154,657
    Kinki Sharyo Co., Ltd.............................................   7,000   25,416
    Kintetsu World Express, Inc.......................................   1,800   55,638
   #Kinugawa Rubber Industrial Co., Ltd...............................   1,000    6,328
    Kirayaka Bank, Ltd................................................  23,500   24,211

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

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd...........................................  10,680 $121,143
    Kisoji Co., Ltd...................................................   2,500   50,882
    Kissei Pharmaceutical Co., Ltd....................................   4,000   70,163
    Kitagawa Iron Works Co., Ltd......................................  22,000   39,079
    Kita-Nippon Bank, Ltd. (The)......................................   1,200   32,772
    Kitano Construction Corp..........................................  17,000   36,642
    Kito Corp.........................................................      12    9,479
    Kitz Corp.........................................................  25,200  100,105
    Kiyo Holdings, Inc................................................ 182,000  254,970
    Koa Corp..........................................................   8,600   76,452
    Koatsu Gas Kogyo Co., Ltd.........................................   8,000   50,417
    Kobe Steel, Ltd................................................... 202,000  188,840
   #Kohnan Shoji Co., Ltd.............................................   6,000   71,557
    Koito Manufacturing Co., Ltd......................................   7,000   88,413
   #Kojima Co., Ltd...................................................   9,400   30,239
    Kokuyo Co., Ltd...................................................  17,800  132,261
    KOMAIHALTEC, Inc..................................................  12,000   34,612
    Komatsu Seiren Co., Ltd...........................................   9,000   42,888
    Komatsu Wall Industry Co., Ltd....................................   1,800   23,116
    Komeri Co., Ltd...................................................   4,800  119,922
    Komori Corp.......................................................  15,800   94,793
    Konaka Co., Ltd...................................................   4,400   50,521
    Konami Co., Ltd...................................................     500   10,657
    Konami Corp. ADR..................................................     200    4,270
    Konica Minolta Holdings, Inc......................................  43,000  303,202
    Konishi Co., Ltd..................................................   2,500   35,003
    Kose Corp.........................................................   4,500  105,400
    KRS Corp..........................................................   1,700   18,710
   #K's Holdings Corp.................................................   2,880   93,782
    KU Holdings Co., Ltd..............................................     400    2,408
    Kubota Corp. Sponsored ADR........................................   2,020   95,182
   *Kumagai Gumi Co., Ltd.............................................  34,000   31,999
  #*Kumiai Chemical Industry Co., Ltd.................................  10,000   48,063
    Kura Corp.........................................................     400    5,555
    Kurabo Industries, Ltd............................................  44,000   75,013
    Kureha Corp.......................................................  27,000  110,293
    Kurimoto, Ltd.....................................................  27,000   78,258
    Kurita Water Industries, Ltd......................................   1,100   24,742
    Kuroda Electric Co., Ltd..........................................   7,400   86,403
    Kurosaki Harima Corp..............................................  15,000   31,546
   #KYB Co., Ltd......................................................  33,000  140,447
    Kyocera Corp......................................................     500   39,561
    Kyocera Corp. Sponsored ADR.......................................   1,252   99,935
    Kyodo Printing Co., Ltd...........................................  19,000   49,294
    Kyodo Shiryo Co., Ltd.............................................  18,000   20,366
    Kyoei Steel, Ltd..................................................   4,000   77,780
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   5,700   50,894
    Kyokuto Securities Co., Ltd.......................................   7,300   52,935
   #Kyokuyo Co., Ltd..................................................  18,000   43,131
    KYORIN Holdings, Inc..............................................   8,000  174,355
   #Kyoritsu Maintenance Co., Ltd.....................................   2,000   43,208
    Kyosan Electric Manufacturing Co., Ltd............................  10,000   40,938
    Kyoto Kimono Yuzen Co., Ltd.......................................   1,000   11,696
    Kyowa Exeo Corp...................................................  22,500  230,907
    Kyowa Hakko Kirin Co., Ltd........................................  17,000  189,085
    Kyudenko Corp.....................................................   8,000   45,585
  #*Laox Co., Ltd.....................................................  11,000    4,456
    Lawson, Inc.......................................................     800   57,461
    LEC, Inc..........................................................     700    9,011
   *Leopalace21 Corp..................................................  32,800  109,733
    Life Corp.........................................................   2,200   41,391

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Lintec Corp.......................................................  10,900 $197,525
    Lion Corp.........................................................   6,000   33,244
    LIXIL Group Corp..................................................  12,700  265,421
    Look, Inc.........................................................   8,000   54,475
    Mabuchi Motor Co., Ltd............................................   2,500   96,951
    Macnica, Inc......................................................   3,000   63,278
   #Macromill, Inc....................................................   2,000   21,966
    Maeda Corp........................................................  35,000  167,439
    Maeda Road Construction Co., Ltd..................................  17,000  226,097
    Maezawa Kasei Industries Co., Ltd.................................   3,200   35,336
    Maezawa Kyuso Industries Co., Ltd.................................   2,100   28,686
    Makino Milling Machine Co., Ltd...................................  26,000  132,192
   #Makita Corp. Sponsored ADR........................................   1,988   66,976
    Mandom Corp.......................................................   1,500   38,387
    Mars Engineering Corp.............................................   2,800   63,584
    Marubeni Corp.....................................................   7,000   46,693
    Marubun Corp......................................................   2,700   11,827
    Marudai Food Co., Ltd.............................................  27,000  101,587
    Maruetsu, Inc. (The)..............................................   9,000   32,994
    Maruha Nichiro Holdings, Inc......................................  35,000   52,149
    Marui Group Co., Ltd..............................................  36,100  263,853
    Maruichi Steel Tube, Ltd..........................................   6,300  122,363
    Marusan Securities Co., Ltd.......................................  11,900   39,135
   #Maruwa Co., Ltd...................................................   2,100   59,623
    Maruwn Corp.......................................................   5,100   12,045
    Maruyama Manufacturing Co., Inc...................................  11,000   22,108
   *Maruzen CHI Holdings Co., Ltd.....................................     700    1,782
    Maruzen Showa Unyu Co., Ltd.......................................   7,000   22,624
    Matsuda Sangyo Co., Ltd...........................................   2,200   31,933
    Matsui Construction Co., Ltd......................................   7,000   28,138
    Matsui Securities Co., Ltd........................................   5,600   32,829
    Matsumotokiyoshi Holdings Co., Ltd................................   9,100  205,016
  #*Matsuya Co., Ltd..................................................   2,100   18,453
    Matsuya Foods Co., Ltd............................................   2,100   39,496
    Max Co., Ltd......................................................   7,000   78,578
    Maxvalu Tokai Co., Ltd............................................   1,500   21,306
   *Mazda Motor Corp.................................................. 167,000  200,286
    MEC Co., Ltd......................................................   3,400   10,022
    Medipal Holdings Corp.............................................  24,500  352,426
    Megachips Corp....................................................   2,300   41,708
    Megmilk Snow Brand Co., Ltd.......................................   7,000  118,453
    Meidensha Corp....................................................  13,000   47,622
    Meiji Holdings Co., Ltd...........................................   4,950  226,032
   *Meisei Industrial Co., Ltd........................................   2,000    5,490
    Meitec Corp.......................................................   1,800   38,556
    Meito Sangyo Co., Ltd.............................................   1,100   14,686
    Meiwa Estate Co., Ltd.............................................   2,000   10,067
   #Meiwa Trading Co., Ltd............................................  11,100   65,089
    Melco Holdings, Inc...............................................   2,100   42,704
    Michinoku Bank, Ltd. (The)........................................  39,000   77,280
    Mie Bank, Ltd. (The)..............................................  23,000   50,628
    Mikuni Coca-Cola Bottling Co., Ltd................................   4,500   38,918
    Milbon Co., Ltd...................................................     710   22,308
    Mimasu Semiconductor Industry Co., Ltd............................   4,000   31,125
    Minato Bank, Ltd. (The)...........................................  46,000   83,100
   #Minebea Co., Ltd..................................................  35,000  122,280
    Ministop Co., Ltd.................................................   5,100   89,231
    Miraca Holdings, Inc..............................................     800   33,996
   *Mirait Holdings Corp..............................................  15,010  108,809
    Misawa Homes Co., Ltd.............................................   4,500   65,678
    Misumi Group, Inc.................................................   3,400   82,362

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Mitani Corp.......................................................   1,200 $   14,344
    Mito Securities Co., Ltd..........................................   9,000     16,596
    Mitsuba Corp......................................................   9,000     58,518
    Mitsubishi Chemical Holdings Corp................................. 121,500    512,735
    Mitsubishi Corp...................................................  36,000    712,393
    Mitsubishi Electric Corp..........................................   8,000     63,395
    Mitsubishi Gas Chemical Co., Inc..................................  51,789    296,969
    Mitsubishi Heavy Industries, Ltd..................................  49,000    197,850
    Mitsubishi Kakoki Kaisha, Ltd.....................................   7,000     11,862
    Mitsubishi Logistics Corp.........................................  20,000    211,200
    Mitsubishi Materials Corp.........................................  95,800    264,062
   *Mitsubishi Paper Mills, Ltd.......................................  65,000     54,519
    Mitsubishi Pencil Co., Ltd........................................   4,125     70,460
    Mitsubishi Shokuhin Co., Ltd......................................     400      9,183
    Mitsubishi Steel Manufacturing Co., Ltd...........................  36,000     75,818
    Mitsubishi Tanabe Pharma Corp.....................................  21,400    326,606
    Mitsubishi UFJ Financial Group, Inc............................... 282,300  1,368,884
    Mitsubishi UFJ Financial Group, Inc. ADR..........................  16,850     81,891
    Mitsuboshi Belting Co., Ltd.......................................  13,000     76,022
    Mitsui & Co., Ltd.................................................  18,700    276,137
    Mitsui & Co., Ltd. Sponsored ADR..................................     471    138,474
    Mitsui Chemicals, Inc.............................................  83,000    186,019
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 163,000    204,427
    Mitsui Fudosan Co., Ltd...........................................   9,000    173,406
   *Mitsui High-Tec, Inc..............................................   8,600     41,131
    Mitsui Home Co., Ltd..............................................   6,000     32,888
    Mitsui Knowledge Industry Co., Ltd................................      78     13,784
    Mitsui Matsushima Co., Ltd........................................  29,000     44,772
   *Mitsui Mining & Smelting Co., Ltd................................. 127,000    261,700
    Mitsui O.S.K. Lines, Ltd.......................................... 106,000    319,903
    Mitsui Sugar Co., Ltd.............................................  21,000     69,447
    Mitsui-Soko Co., Ltd..............................................  18,000     61,157
   *Mitsumi Electric Co., Ltd.........................................  19,400    124,681
    Mitsuuroko Holdings Co., Ltd......................................   3,000     19,921
    Miura Co., Ltd....................................................   2,200     55,445
    Miyachi Corp......................................................     600      3,788
  #*Miyaji Engineering Group, Inc.....................................  23,000     40,241
    Miyazaki Bank, Ltd. (The).........................................  33,000     81,970
    Miyoshi Oil & Fat Co., Ltd........................................  20,000     24,704
    Mizuho Financial Group, Inc....................................... 577,660    951,380
    Mizuno Corp.......................................................  22,000    114,086
    Mochida Pharmaceutical Co., Ltd...................................   3,000     35,882
    Modec, Inc........................................................   1,600     28,849
    Monex Group, Inc..................................................     438     71,080
    Mori Seiki Co., Ltd...............................................  14,500    106,132
    Morinaga & Co., Ltd...............................................  18,000     41,314
    Morinaga Milk Industry Co., Ltd...................................  47,000    170,622
    Morita Holdings Corp..............................................   5,000     36,714
    Mory Industries, Inc..............................................   7,000     20,817
    MOS Food Services, Inc............................................   1,400     28,051
    Moshi Moshi Hotline, Inc..........................................   3,300     35,363
    Mr Max Corp.......................................................   8,900     34,707
    MS&AD Insurance Group Holdings, Inc...............................  14,382    232,593
    Murakami Corp.....................................................   2,000     24,420
    Murata Manufacturing Co., Ltd.....................................   2,100    104,546
    Musashi Seimitsu Industry Co., Ltd................................   1,900     32,567
    Musashino Bank, Ltd...............................................   7,700    213,007
   #Mutoh Holdings Co., Ltd...........................................   4,000     10,949
    Nabtesco Corp.....................................................   3,600     78,560
    Nachi-Fujikoshi Corp..............................................  27,000     87,015
   *Nagaileben Co., Ltd...............................................   1,800     27,198

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Nagano Bank, Ltd. (The)...........................................  12,000 $ 22,147
    Nagase & Co., Ltd.................................................  18,700  215,321
    Nagatanien Co., Ltd...............................................   2,000   19,589
    Nagoya Railroad Co., Ltd..........................................  12,000   32,460
    Nakabayashi Co., Ltd..............................................   9,000   21,389
    Nakamuraya Co., Ltd...............................................  10,083   49,131
   *Nakayama Steel Works, Ltd.........................................  31,000   16,470
    Namco Bandai Holdings, Inc........................................   8,000  114,892
    Nankai Electric Railway Co., Ltd..................................   9,000   39,914
    Nanto Bank, Ltd. (The)............................................  53,000  223,966
    Natori Co., Ltd...................................................     700    7,631
    NEC Capital Solutions, Ltd........................................   1,400   18,869
  #*NEC Corp.......................................................... 247,000  329,045
    NEC Fielding, Ltd.................................................   4,400   54,627
    NEC Mobiling, Ltd.................................................   3,000  109,169
    NEC Networks & System Integration Corp............................   4,900   82,522
    Net One Systems Co., Ltd..........................................   5,400   76,540
    Neturen Co., Ltd..................................................   7,200   52,750
    NGK Insulators, Ltd...............................................   2,000   22,954
    NGK Spark Plug Co., Ltd...........................................   4,000   46,306
    NHK Spring Co., Ltd...............................................   9,000   94,284
    Nice Holdings, Inc................................................   9,000   21,326
    Nichia Steel Works, Ltd...........................................  10,000   25,651
    Nichias Corp......................................................  11,000   54,976
    Nichiban Co., Ltd.................................................   9,000   29,160
    Nichicon Corp.....................................................  11,400   92,432
   *Nichiden Corp.....................................................   1,400   35,797
    Nichiha Corp......................................................   6,300   72,306
    Nichii Gakkan Co..................................................   5,400   50,386
   *Nichi-iko Pharmaceutical Co., Ltd.................................   2,200   47,095
    Nichirei Corp.....................................................  38,000  192,722
    Nichireki Co., Ltd................................................   7,000   35,448
    Nidec Copal Electronics Corp......................................     200    1,100
    Nidec Sankyo Corp.................................................   6,000   32,318
    Nidec Tosok Corp..................................................   3,200   26,089
    Nifco, Inc........................................................   2,800   62,200
    Nifty Corp........................................................      17   26,883
    Nihon Chouzai Co., Ltd............................................     720   27,118
    Nihon Dempa Kogyo Co., Ltd........................................   5,700   68,107
    Nihon Eslead Corp.................................................     700    5,701
    Nihon Kohden Corp.................................................   2,100   68,249
    Nihon Nohyaku Co., Ltd............................................  12,000   52,656
    Nihon Parkerizing Co., Ltd........................................   7,000   98,286
    Nihon Trim Co., Ltd...............................................     250    6,111
    Nihon Unisys, Ltd.................................................  13,500   89,930
    Nihon Yamamura Glass Co., Ltd.....................................  28,000   61,296
    Nikkiso Co., Ltd..................................................   8,000   91,237
    Nikko Co., Ltd....................................................   2,000    7,796
    Nintendo Co., Ltd.................................................     400   44,496
    Nippo Corp........................................................  12,000  143,016
    Nippon Beet Sugar Manufacturing Co., Ltd..........................  30,000   62,996
    Nippon Carbide Industries Co., Inc................................  11,000   14,900
    Nippon Carbon Co., Ltd............................................  29,000   63,597
    Nippon Ceramic Co., Ltd...........................................   3,600   50,837
    Nippon Chemical Industrial Co., Ltd...............................  18,000   25,155
   *Nippon Chemi-Con Corp.............................................  36,000   80,361
    Nippon Chemiphar Co., Ltd.........................................   5,000   27,343
   #Nippon Coke & Engineering Co., Ltd................................  49,000   59,407
   #Nippon Concrete Industries Co., Ltd...............................   4,000   11,436
    Nippon Denko Co., Ltd.............................................  26,000   81,586
    Nippon Densetsu Kogyo Co., Ltd....................................   6,000   59,769

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Nippon Denwa Shisetu Co., Ltd.....................................  10,000 $ 31,615
    Nippon Electric Glass Co., Ltd....................................  38,000  200,046
    Nippon Express Co., Ltd...........................................  74,000  301,320
    Nippon Filcon Co., Ltd............................................   1,800    8,788
    Nippon Fine Chemical Co., Ltd.....................................   4,800   31,842
    Nippon Flour Mills Co., Ltd.......................................  26,000  114,360
    Nippon Formula Feed Manufacturing Co., Ltd........................  18,000   24,022
    Nippon Gas Co., Ltd...............................................   2,700   35,244
    Nippon Hume Corp..................................................   2,000    8,812
    Nippon Jogesuido Sekkei Co., Ltd..................................      14   17,936
    Nippon Kayaku Co., Ltd............................................  17,000  163,635
  #*Nippon Kinzoku Co., Ltd...........................................  16,000   21,768
    Nippon Koei Co., Ltd..............................................  12,000   43,432
    Nippon Konpo Unyu Soko Co., Ltd...................................  13,300  158,736
    Nippon Koshuha Steel Co., Ltd.....................................  18,000   18,262
    Nippon Light Metal Co., Ltd....................................... 113,000  122,806
    Nippon Meat Packers, Inc..........................................  13,000  169,871
  #*Nippon Metal Industry Co., Ltd....................................  40,000   24,313
    Nippon Paint Co., Ltd.............................................  11,000   90,614
   #Nippon Paper Group, Inc...........................................  16,024  202,664
    Nippon Pillar Packing Co., Ltd....................................   4,000   30,028
    Nippon Piston Ring Co., Ltd.......................................  10,000   18,321
    Nippon Road Co., Ltd. (The).......................................  25,000   96,446
    Nippon Seiki Co., Ltd.............................................   8,000   78,470
    Nippon Seisen Co., Ltd............................................   6,000   26,021
    Nippon Sharyo, Ltd................................................  20,000   69,825
   *Nippon Sheet Glass Co., Ltd....................................... 191,000  176,199
    Nippon Shinyaku Co., Ltd..........................................  11,000  135,008
    Nippon Shokubai Co., Ltd..........................................  14,000  170,319
    Nippon Signal Co., Ltd............................................  11,900   75,473
    Nippon Soda Co., Ltd..............................................  28,000  115,579
    Nippon Steel Corp................................................. 133,472  266,331
    Nippon Steel Trading Co., Ltd.....................................  18,000   47,084
   #Nippon Suisan Kaisha, Ltd.........................................  31,200   71,900
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................  15,000   88,490
    Nippon Television Network Corp....................................     280   42,862
    Nippon Thompson Co., Ltd..........................................  16,000   68,750
    Nippon Valqua Industries, Ltd.....................................  16,000   43,840
   *Nippon Yakin Kogyo Co., Ltd.......................................  35,500   36,351
   #Nippon Yusen K.K.................................................. 135,217  299,204
    Nippon Yusoki Co., Ltd............................................   7,000   19,986
    Nipro Corp........................................................  29,600  163,281
    Nishimatsu Construction Co., Ltd..................................  60,000  103,546
    Nishimatsuya Chain Co., Ltd.......................................  10,100   85,911
    Nishi-Nippon Bank, Ltd............................................ 117,000  255,757
    Nishi-Nippon Railroad Co., Ltd....................................   5,000   21,706
    Nissan Chemical Industries, Ltd...................................   7,200   75,523
    Nissan Motor Co., Ltd.............................................  43,900  412,757
    Nissan Shatai Co., Ltd............................................  16,000  175,179
    Nissei Corp.......................................................   5,400   51,455
    Nissen Holdings Co., Ltd..........................................   7,300   30,524
  #*Nissha Printing Co., Ltd..........................................   5,400   54,519
    Nisshin Fudosan Co., Ltd..........................................   4,700   27,305
    Nisshin Oillio Group, Ltd. (The)..................................  25,000   98,796
    Nisshin Seifun Group, Inc.........................................  16,000  190,527
    Nisshin Steel Co., Ltd............................................ 113,000  124,336
    Nisshinbo Holdings, Inc...........................................  28,000  183,289
    Nissin Corp.......................................................  11,000   29,717
    Nissin Electric Co., Ltd..........................................  13,000   82,621
    Nissin Foods Holdings Co., Ltd....................................   1,000   38,206
    Nissin Kogyo Co., Ltd.............................................   5,300   70,329

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Nissin Sugar Holdings Co., Ltd....................................    200 $  3,800
    Nissui Pharmaceutical Co., Ltd....................................  3,400   34,130
    Nitori Holdings Co., Ltd..........................................    300   28,050
    Nitta Corp........................................................  5,900   90,446
    Nittan Valve Co., Ltd.............................................  4,200   14,187
    Nittetsu Mining Co., Ltd.......................................... 18,000   66,244
    Nitto Boseki Co., Ltd............................................. 33,000   97,153
    Nitto Denko Corp..................................................  1,600   68,742
    Nitto Kogyo Corp..................................................  7,600  136,472
    Nitto Kohki Co., Ltd..............................................  2,400   51,048
    Nitto Seiko Co., Ltd..............................................  7,000   18,019
   #Nittoc Construction Co., Ltd......................................  2,000    1,998
    NKSJ Holdings, Inc................................................ 24,050  458,428
    Noevir Holdings Co., Ltd..........................................  3,900   45,884
    NOF Corp.......................................................... 35,000  168,754
    Nohmi Bosai, Ltd..................................................  5,000   31,648
    NOK Corp..........................................................  3,300   63,103
    Nomura Co., Ltd...................................................  9,000   28,913
    Nomura Holdings, Inc.............................................. 72,600  254,216
    Nomura Holdings, Inc. ADR.........................................  7,820   27,214
    Nomura Real Estate Holdings, Inc..................................  9,600  177,286
   #Nomura Research Institute, Ltd....................................  1,100   22,723
    Noritake Co., Ltd................................................. 18,000   45,100
    Noritsu Koki Co., Ltd.............................................  2,900   13,307
    Noritz Corp.......................................................  6,200  106,937
    NS Solutions Corp.................................................  2,500   48,553
   *NS United Kaiun Kaisha, Ltd....................................... 19,000   24,992
    NSD Co., Ltd......................................................  5,500   48,216
    NSK, Ltd.......................................................... 18,000  108,751
   *NTN Corp.......................................................... 83,000  222,616
    NTT Data Corp.....................................................      7   21,144
    NTT DOCOMO, Inc...................................................    102  170,501
    NTT DOCOMO, Inc. Sponsored ADR....................................  3,100   51,770
    Obara Corp........................................................  3,300   38,195
    Obayashi Corp..................................................... 56,000  254,216
    Obayashi Road Corp................................................  6,000   15,567
    Obic Business Consultants Co., Ltd................................    700   36,815
    Obic Co., Ltd.....................................................    300   60,865
    Oenon Holdings, Inc............................................... 11,000   27,334
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 81,000  279,096
    Ohara, Inc........................................................  1,500   13,124
    Oie Sangyo Co., Ltd...............................................  1,187   12,074
    Oiles Corp........................................................  1,080   20,885
    Oita Bank, Ltd. (The)............................................. 38,000  120,405
    OJI Paper Co., Ltd................................................ 55,000  183,166
    Okabe Co., Ltd....................................................  6,500   39,260
    Okamoto Industries, Inc........................................... 14,000   57,778
    Okamura Corp...................................................... 16,000  126,990
    Okasan Securities Group, Inc...................................... 44,000  155,031
   *Oki Electric Industry Co., Ltd.................................... 41,000   64,131
    Okinawa Electric Power Co., Ltd...................................    700   18,997
   *OKK Corp.......................................................... 17,000   20,885
    OKUMA Corp........................................................ 22,000  131,222
    Okumura Corp...................................................... 37,000  126,578
    Okura Industrial Co., Ltd......................................... 15,000   33,938
    Okuwa Co., Ltd....................................................  5,000   69,141
    Olympic Corp......................................................  2,300   22,742
    Omron Corp........................................................  2,400   47,790
    Ono Pharmaceutical Co., Ltd.......................................  1,100   69,437
    ONO Sokki Co., Ltd................................................  1,000    4,243
    Onoken Co., Ltd...................................................  4,800   39,637

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd.......................................... 28,000 $209,341
    Optex Co., Ltd....................................................  2,700   31,669
    Organo Corp.......................................................  7,000   47,623
    Origin Electric Co., Ltd..........................................  7,000   22,786
    Osaka Organic Chemical Industry, Ltd..............................  2,300   11,515
    Osaka Steel Co., Ltd..............................................  3,900   65,477
   #Osaka Titanium Technologies Co., Ltd..............................    500   14,703
    Osaki Electric Co., Ltd...........................................  7,000   53,505
    OSG Corp..........................................................  6,400   86,813
    Otsuka Corp.......................................................    500   43,932
    Oyo Corp..........................................................  4,300   45,610
    Pacific Industrial Co., Ltd....................................... 15,000   86,475
    Pacific Metals Co., Ltd........................................... 34,000  120,679
    Pack Corp. (The)..................................................  2,500   42,364
    Pal Co., Ltd......................................................  1,200   65,895
    Paltac Corp.......................................................  6,250   88,719
    PanaHome Corp..................................................... 18,000  110,188
    Panasonic Corp.................................................... 26,800  185,492
    Panasonic Corp. Sponsored ADR..................................... 27,580  190,854
    Panasonic Industrial Devices SUNX Co., Ltd........................  9,300   42,454
    Paramount Bed Holdings Co., Ltd...................................  2,000   60,442
   #Parco Co., Ltd....................................................  9,400  118,959
    Paris Miki Holdings, Inc..........................................  4,200   25,953
    Park24 Co., Ltd...................................................  2,100   32,079
    Pasona Group, Inc.................................................     25   16,826
   #Penta-Ocean Construction Co., Ltd................................. 46,000  115,831
   #Pigeon Corp.......................................................  1,400   60,976
    Pilot Corp........................................................     24   44,275
    Piolax, Inc.......................................................  1,700   36,010
  #*Pioneer Electronic Corp........................................... 22,000   60,130
    Plenus Co., Ltd...................................................  2,800   52,749
    Point, Inc........................................................    870   30,379
    Press Kogyo Co., Ltd.............................................. 16,000   70,749
    Pressance Corp....................................................  2,600   40,964
    Prima Meat Packers, Ltd........................................... 35,000   64,109
    Pronexus, Inc.....................................................  6,000   35,830
    Raito Kogyo Co., Ltd.............................................. 11,300   48,353
  #*Rasa Industries, Ltd..............................................  9,000    8,309
  #*Renesas Electronics Corp..........................................  9,200   30,624
    Rengo Co., Ltd.................................................... 27,000  148,552
   *Renown, Inc....................................................... 15,900   23,836
    Resona Holdings, Inc.............................................. 46,300  188,502
    Resorttrust, Inc..................................................  3,300   57,860
    Rhythm Watch Co., Ltd............................................. 21,000   33,383
   #Ricoh Co., Ltd.................................................... 60,000  410,212
    Ricoh Leasing Co., Ltd............................................  4,400  101,127
    Right On Co., Ltd.................................................  3,000   25,455
    Riken Corp........................................................ 15,000   58,145
    Riken Keiki Co., Ltd..............................................  6,300   42,443
    Riken Technos Corp................................................ 16,000   44,833
    Riken Vitamin Co., Ltd............................................    600   16,861
   #Ringer Hut Co., Ltd...............................................  1,400   18,971
    Rinnai Corp.......................................................    700   45,065
    Riso Kagaku Corp..................................................  3,100   51,358
    Riso Kyoiku Co., Ltd..............................................    540   38,260
    Rock Field Co., Ltd...............................................  3,000   56,563
    Rohm Co., Ltd.....................................................  8,900  319,435
    Rohto Pharmaceutical Co., Ltd.....................................  3,000   40,564
    Roland Corp.......................................................  4,400   34,176
    Roland DG Corp....................................................  3,300   38,023
    Round One Corp.................................................... 14,400   73,906

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Royal Holdings Co., Ltd...........................................  4,800 $ 56,716
    Ryobi, Ltd........................................................ 27,000   70,190
    Ryoden Trading Co., Ltd...........................................  7,000   41,619
    Ryohin Keikaku Co., Ltd...........................................  1,800   97,254
    Ryosan Co., Ltd...................................................  7,100  131,255
    Ryoyo Electro Corp................................................  5,600   58,344
    S Foods, Inc......................................................  4,000   35,490
  #*Sagami Chain Co., Ltd.............................................  3,000   23,802
    Saibu Gas Co., Ltd................................................ 16,000   42,791
   #Saizeriya Co., Ltd................................................  3,700   56,648
    Sakai Chemical Industry Co., Ltd.................................. 20,000   61,567
   #Sakai Heavy Industries, Ltd.......................................  5,000   16,571
    Sakai Ovex Co., Ltd............................................... 20,000   26,042
    Sakata INX Corp................................................... 12,000   57,916
    Sakata Seed Corp..................................................  7,300   96,558
    Sala Corp.........................................................  6,500   42,926
    San-A Co., Ltd....................................................  1,700   63,243
    San-Ai Oil Co., Ltd............................................... 14,000   67,640
    Sanden Corp....................................................... 32,000  100,444
    Sangetsu Co., Ltd.................................................  7,400  181,811
    San-in Godo Bank, Ltd. (The)...................................... 35,000  244,872
  #*Sanix, Inc........................................................  7,200   24,403
   #Sanken Electric Co., Ltd.......................................... 18,000   66,701
    Sanki Engineering Co., Ltd........................................ 15,000   80,501
    Sanko Marketing Foods Co., Ltd....................................     33   39,026
    Sanko Metal Industrial Co., Ltd...................................  4,000   11,290
    Sankyo Co., Ltd...................................................  3,400  168,523
    Sankyo Seiko Co., Ltd.............................................  7,100   24,504
    Sankyo-Tateyama Holdings, Inc..................................... 40,000   72,603
    Sankyu, Inc....................................................... 39,000  145,910
    Sanoh Industrial Co., Ltd......................................... 10,100   80,246
    Sanshin Electronics Co., Ltd......................................  7,400   54,437
    Santen Pharmaceutical Co., Ltd....................................    600   25,525
    Sanwa Holdings Corp............................................... 51,000  213,489
    Sanyo Chemical Industries, Ltd.................................... 13,000   78,800
    Sanyo Denki Co., Ltd.............................................. 12,000   74,882
   *Sanyo Housing Nagoya Co., Ltd.....................................     19   19,816
   #Sanyo Shokai, Ltd................................................. 21,372   70,683
    Sanyo Special Steel Co., Ltd...................................... 25,000   91,884
    Sapporo Hokuyo Holdings, Inc...................................... 74,300  212,447
    Sapporo Holdings, Ltd............................................. 76,000  239,040
    Sasebo Heavy Industries Co., Ltd.................................. 19,000   20,223
    Sato Holdings Corp................................................  5,500   85,624
    Sato Shoji Corp...................................................  4,500   31,551
    Satori Electric Co., Ltd..........................................  2,800   14,165
   #Sawai Pharmaceutical Co., Ltd.....................................    300   32,689
    Saxa Holdings, Inc................................................ 10,000   18,034
    SBI Holdings, Inc.................................................  3,975  268,401
    Scroll Corp.......................................................  5,100   18,476
    SCSK Corp.........................................................  1,655   22,367
    Secom Joshinetsu Co., Ltd.........................................    200    5,934
    Sega Sammy Holdings, Inc..........................................  4,700  100,152
    Seibu Electric Industry Co., Ltd..................................  2,000    8,822
    Seika Corp........................................................ 18,000   51,553
    Seikagaku Corp....................................................  4,700   48,861
   #Seiko Epson Corp.................................................. 20,950  166,737
   *Seiko Holdings Corp............................................... 27,000   73,297
    Seiko PMC Corp....................................................    300    1,158
    Seino Holdings Co., Ltd........................................... 30,000  202,299
    Seiren Co., Ltd...................................................  9,000   59,757
    Sekisui Chemical Co., Ltd......................................... 20,000  169,919

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Sekisui House, Ltd................................................  51,440 $491,551
    Sekisui Jushi Co., Ltd............................................   7,000   73,065
    Sekisui Plastics Co., Ltd.........................................  10,000   30,344
    Senko Co., Ltd....................................................  31,000  136,917
    Senshu Electric Co., Ltd..........................................     400    4,902
    Senshu Ikeda Holdings, Inc........................................   9,140   46,715
    Senshukai Co., Ltd................................................   6,500   40,752
    Seven & I Holdings Co., Ltd.......................................   8,100  256,354
   #Sharp Corp........................................................  91,000  311,303
   *Shibaura Mechatronics Corp........................................   4,000    7,593
    Shibusawa Warehouse Co., Ltd......................................   5,000   14,068
   #Shibuya Kogyo Co., Ltd............................................   3,200   33,739
    Shiga Bank, Ltd...................................................  36,000  197,094
    Shikibo, Ltd......................................................  27,000   30,516
    Shikoku Bank, Ltd.................................................  48,000  115,234
    Shikoku Chemicals Corp............................................   7,000   38,034
    Shima Seiki Manufacturing Co., Ltd................................   5,900   84,261
    Shimachu Co., Ltd.................................................  10,200  214,363
    Shimadzu Corp.....................................................   9,000   73,420
    Shimamura Co., Ltd................................................     200   23,212
    Shimano, Inc......................................................     400   26,563
    Shimizu Bank, Ltd.................................................   1,600   42,030
    Shimizu Corp......................................................  65,000  202,447
    Shimojima Co., Ltd................................................     100    1,216
    Shin Nippon Air Technologies Co., Ltd.............................   2,500   15,366
    Shinagawa Refractories Co., Ltd...................................  20,000   41,099
    Shindengen Electric Manufacturing Co., Ltd........................  19,000   55,766
    Shin-Etsu Chemical Co., Ltd.......................................   1,800   90,862
    Shin-Etsu Polymer Co., Ltd........................................   9,600   40,795
    Shinkawa, Ltd.....................................................   5,400   25,496
    Shin-Keisei Electric Railway Co., Ltd.............................   5,000   22,396
   #Shinko Electric Industries Co., Ltd...............................  17,300  120,299
    Shinko Plantech Co., Ltd..........................................   8,200   75,600
    Shinko Shoji Co., Ltd.............................................   6,100   52,769
    Shinmaywa Industries, Ltd.........................................  24,000  119,156
    Shinnihon Corp....................................................   9,500   23,477
    Shinsei Bank, Ltd................................................. 116,000  130,687
   *Shinsho Corp......................................................   8,000   16,448
    Shionogi & Co., Ltd...............................................   4,100   58,400
    Ship Healthcare Holdings, Inc.....................................   3,000   78,430
    Shiroki Corp......................................................  19,000   49,584
   #Shiseido Co., Ltd.................................................   3,700   52,953
    Shizuoka Bank, Ltd................................................  51,000  513,264
    Shizuoka Gas Co., Ltd.............................................  13,000   84,126
    SHO-BOND Holdings Co., Ltd........................................   1,500   44,543
   #Shochiku Co., Ltd.................................................   2,000   19,572
    Shoko Co., Ltd....................................................  19,000   27,726
    Showa Aircraft Industry Co., Ltd..................................   3,000   15,472
    Showa Corp........................................................  14,200  108,808
   #Showa Denko K.K...................................................  73,000  131,521
    Showa Sangyo Co., Ltd.............................................  15,000   48,979
    Showa Shell Sekiyu K.K............................................  33,200  180,135
    Siix Corp.........................................................   2,600   31,284
    Simplex Holdings, Inc.............................................      21    7,808
    Sinanen Co., Ltd..................................................  11,000   46,670
    Sinfonia Technology Co., Ltd......................................  16,000   33,797
    Sintokogio, Ltd...................................................  12,200  115,108
    SKY Perfect JSAT Holdings, Inc....................................     357  148,732
    SMK Corp..........................................................  11,000   32,910
    SNT Corp..........................................................   6,100   26,829
    Sodick Co., Ltd...................................................  12,300   60,340

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Sogo Medical Co., Ltd.............................................   1,100 $   39,235
    Sohgo Security Services Co., Ltd..................................  13,700    185,625
    Sojitz Corp....................................................... 215,900    334,712
    So-net Entertainment Corp.........................................      16     67,204
    Sony Corp.........................................................   9,400    114,303
    Sony Corp. Sponsored ADR..........................................  17,008    206,647
    Sony Financial Holdings, Inc......................................   2,600     41,469
    Sotetsu Holdings, Inc.............................................  11,000     37,051
    Sotoh Co., Ltd....................................................   1,500     14,944
    Space Co., Ltd....................................................     600      3,913
    SPK Corp..........................................................   1,082     18,460
    Square Enix Holdings Co., Ltd.....................................   2,800     43,201
    SRA Holdings, Inc.................................................     900     10,302
   *St. Marc Holdings Co., Ltd........................................   1,300     49,075
    Stanley Electric Co., Ltd.........................................   5,100     74,966
    Star Micronics Co., Ltd...........................................   9,600     89,436
    Starzen Co., Ltd..................................................  16,000     44,936
    Stella Chemifa Corp...............................................   1,200     21,418
    Studio Alice Co., Ltd.............................................     400      6,664
    Sugi Holdings Co., Ltd............................................     700     23,280
   *Sumco Corp........................................................  20,500    155,482
    Sumida Corp.......................................................   4,600     21,911
    Sumikin Bussan Corp...............................................  25,000     60,381
    Suminoe Textile Co., Ltd..........................................   9,000     17,752
    Sumitomo Bakelite Co., Ltd........................................  28,000    115,798
    Sumitomo Chemical Co., Ltd........................................  70,000    193,925
    Sumitomo Corp.....................................................  25,100    351,628
    Sumitomo Densetsu Co., Ltd........................................   7,100     49,377
    Sumitomo Electric Industries, Ltd.................................  19,100    224,606
    Sumitomo Forestry Co., Ltd........................................  23,400    201,650
    Sumitomo Heavy Industries, Ltd....................................  59,000    236,422
    Sumitomo Light Metal Industries, Ltd..............................  58,000     55,915
    Sumitomo Metal Industries, Ltd....................................  44,000     64,496
   *Sumitomo Metal Mining Co., Ltd....................................  32,000    341,791
  #*Sumitomo Mitsui Construction Co., Ltd.............................  27,400     18,412
    Sumitomo Mitsui Financial Group, Inc..............................  33,941  1,068,847
    Sumitomo Osaka Cement Co., Ltd.................................... 101,000    333,583
    Sumitomo Pipe & Tube Co., Ltd.....................................   5,000     41,275
    Sumitomo Precision Products Co., Ltd..............................   7,000     34,775
    Sumitomo Real Estate Sales Co., Ltd...............................     940     48,790
   #Sumitomo Realty & Development Co., Ltd............................   3,000     74,651
    Sumitomo Rubber Industries, Ltd...................................   3,600     43,175
    Sumitomo Seika Chemicals Co., Ltd.................................  12,000     44,850
    Sumitomo Warehouse Co., Ltd.......................................  32,000    144,602
   #Suruga Bank, Ltd..................................................  13,000    137,250
    Suzuken Co., Ltd..................................................   9,900    354,836
    Suzuki Motor Corp.................................................   3,000     54,814
    SWCC Showa Holdings Co., Ltd......................................  47,000     39,361
  #*SxL Corp..........................................................  35,000     60,759
    Sysmex Corp.......................................................   1,100     47,913
    Systena Corp......................................................      34     26,590
    T&D Holdings, Inc.................................................  49,700    505,212
    T. Hasegawa Co., Ltd..............................................   4,400     57,828
    T. RAD Co., Ltd...................................................  13,000     42,345
    Tachibana Eletech Co., Ltd........................................   1,400     12,307
    Tachi-S Co., Ltd..................................................   8,500    139,404
    Tact Home Co., Ltd................................................      34     33,488
    Tadano, Ltd.......................................................  19,000    129,404
    Taihei Dengyo Kaisha, Ltd.........................................   5,000     34,300
    Taihei Kogyo Co., Ltd.............................................  14,000     65,417
    Taiheiyo Cement Corp..............................................  48,000    105,493

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Taiho Kogyo Co., Ltd..............................................  5,200 $ 55,773
    Taikisha, Ltd.....................................................  5,000  108,850
    Taiko Bank, Ltd. (The)............................................  5,000   12,655
    Taisei Corp....................................................... 90,000  247,420
    Taisho Pharmaceutical Holdings Co., Ltd...........................  1,500  119,686
    Taiyo Holdings Co., Ltd...........................................    900   22,731
    Taiyo Nippon Sanso Corp...........................................  6,000   33,576
   #Taiyo Yuden Co., Ltd.............................................. 23,500  192,659
    Takamatsu Construction Group Co., Ltd.............................  3,600   62,473
   #Takaoka Electric Manufacturing Co., Ltd........................... 23,000   43,594
    Takara Holdings, Inc.............................................. 22,000  150,202
    Takara Leben Co., Ltd.............................................  7,400   67,605
    Takara Printing Co., Ltd..........................................  2,800   20,129
    Takara Standard Co., Ltd.......................................... 21,000  155,676
    Takasago International Corp....................................... 18,000   88,288
    Takasago Thermal Engineering Co., Ltd............................. 15,800  120,621
   #Takashima & Co., Ltd.............................................. 10,000   36,995
    Takashimaya Co., Ltd.............................................. 44,000  320,648
    Takata Corp.......................................................  2,900   57,712
    Take & Give Needs Co., Ltd........................................    157   13,050
    Takeda Pharmaceutical Co., Ltd....................................  3,000  137,789
    Takihyo Co., Ltd..................................................  8,000   43,591
    Takiron Co., Ltd..................................................  6,000   19,144
    Takisawa Machine Tool Co., Ltd....................................  5,000    6,892
    Takuma Co., Ltd................................................... 13,000   56,677
    Tamron Co., Ltd...................................................  1,500   48,873
    Tamura Corp....................................................... 20,000   46,878
   #Tatsuta Electric Wire & Cable Co., Ltd............................ 15,000   97,041
    Tayca Corp........................................................  3,000    8,781
    TBK Co., Ltd...................................................... 11,000   57,537
   #TDK Corp..........................................................  7,400  280,672
  #*Teac Corp......................................................... 23,000    8,194
    Tecmo Koei Holdings Co., Ltd......................................  3,910   30,591
    Teijin, Ltd....................................................... 88,000  257,381
    Teikoku Electric Manufacturing Co., Ltd...........................    100    1,836
    Teikoku Sen-I Co., Ltd............................................  6,000   46,275
    Teikoku Tsushin Kogyo Co., Ltd.................................... 13,000   22,279
    Tekken Corp....................................................... 42,000   59,566
    Tenma Corp........................................................  2,100   19,894
    Terumo Corp.......................................................  1,100   44,929
    THK Co., Ltd......................................................  2,300   40,668
    TKC Corp..........................................................  2,800   57,135
    TOA Corp.......................................................... 37,000   62,925
    Toa Oil Co., Ltd.................................................. 24,000   27,470
    TOA ROAD Corp..................................................... 10,000   26,649
    Toagosei Co., Ltd................................................. 50,000  187,811
  #*Tobishima Corp.................................................... 19,900   20,469
   #Tobu Store Co., Ltd...............................................  1,000    3,308
    TOC Co., Ltd...................................................... 13,500   71,342
    Tocalo Co., Ltd...................................................  2,000   27,936
    Tochigi Bank, Ltd................................................. 28,000   89,842
    Toda Corp......................................................... 50,000  152,612
   #Toda Kogyo Corp...................................................  9,000   39,386
   *Toei Animation Co., Ltd...........................................    100    2,202
    Toei Co., Ltd..................................................... 18,000   84,961
    Toenec Corp.......................................................  7,000   37,316
    Toho Bank, Ltd.................................................... 46,000  141,469
    TOHO Co., Ltd. (6895200)..........................................  2,800   50,159
    TOHO Co., Ltd. (6895211).......................................... 12,000   46,298
    Toho Gas Co., Ltd.................................................  3,000   18,038
    Toho Holdings Co., Ltd............................................ 10,200  200,107

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Toho Real Estate Co., Ltd.........................................  5,400 $ 28,404
    Toho Titanium Co., Ltd............................................    900   10,221
    Toho Zinc Co., Ltd................................................ 34,000  111,080
    Tohoku Bank, Ltd. (The)........................................... 23,000   33,340
    Tokai Carbon Co., Ltd............................................. 50,000  205,777
    Tokai Rika Co., Ltd............................................... 11,100  171,511
    Tokai Rubber Industries, Ltd......................................  9,700  105,219
    Tokai Tokyo Financial Holdings, Inc............................... 50,881  171,025
    Token Corp........................................................  2,370  103,412
    Tokio Marine Holdings, Inc........................................ 18,116  415,077
    Toko Electric Corp................................................  7,000   25,254
  #*Toko, Inc......................................................... 28,000   73,179
    Tokushu Tokai Paper Co., Ltd...................................... 20,000   50,343
  #*Tokuyama Corp..................................................... 86,000  191,567
    Tokyo Broadcasting System, Inc....................................  6,800   78,190
   *Tokyo Dome Corp................................................... 28,000   81,066
    Tokyo Electron Device, Ltd........................................     13   22,891
    Tokyo Electron, Ltd...............................................    800   37,148
    Tokyo Energy & Systems, Inc.......................................  5,000   24,501
    Tokyo Keiki, Inc.................................................. 11,000   17,836
    Tokyo Ohka Kogyo Co., Ltd.........................................  7,500  157,903
    Tokyo Rakutenchi Co., Ltd.........................................  7,000   26,543
   #Tokyo Rope Manufacturing Co., Ltd................................. 22,000   34,487
    Tokyo Seimitsu Co., Ltd...........................................  5,800   90,116
    Tokyo Steel Manufacturing Co., Ltd................................ 30,100  111,266
   *Tokyo Tatemono Co., Ltd........................................... 83,000  305,780
    Tokyo Tekko Co., Ltd.............................................. 13,000   41,562
   #Tokyo Theatres Co., Inc........................................... 21,000   27,870
    Tokyo Tomin Bank, Ltd.............................................  6,800   61,372
    Tokyotokeiba Co., Ltd............................................. 33,000   44,974
    Tokyu Community Corp..............................................  2,100   69,799
    Tokyu Construction Co., Ltd....................................... 16,790   31,868
    Tokyu Corp........................................................  1,000    4,795
    Tokyu Land Corp................................................... 73,000  368,186
    Tokyu Livable, Inc................................................  2,700   31,461
    Tokyu Recreation Co., Ltd.........................................  3,853   22,109
    Toli Corp.........................................................  9,000   17,720
    Tomato Bank, Ltd.................................................. 16,000   27,841
    Tomen Electronics Corp............................................  2,900   38,179
    Tomoe Corp........................................................  5,200   18,404
    Tomoe Engineering Co., Ltd........................................  2,200   44,495
    Tomoku Co., Ltd................................................... 22,000   63,546
    TOMONY Holdings, Inc.............................................. 34,600  140,644
    Tomy Co., Ltd.....................................................  6,400   39,589
    Tonami Holdings Co., Ltd.......................................... 11,000   23,127
   #Topcon Corp....................................................... 11,800   84,055
    Toppan Forms Co., Ltd............................................. 13,000  119,701
    Toppan Printing Co., Ltd.......................................... 52,000  322,153
    Topre Corp........................................................  9,100   82,881
    Topy Industries, Ltd.............................................. 41,000  106,248
    Toridoll.corp.....................................................  4,800   83,103
    Torigoe Co., Ltd. (The)...........................................  2,300   17,753
    Torii Pharmaceutical Co., Ltd.....................................  1,800   39,566
    Torishima Pump Manufacturing Co., Ltd.............................  3,600   34,455
    Tosei Corp........................................................     53   20,790
    Toshiba Machine Co., Ltd.......................................... 20,000   82,930
    Toshiba Plant Systems & Services Corp.............................  8,000   98,387
    Toshiba TEC Corp.................................................. 34,000  125,055
    Tosho Printing Co., Ltd...........................................  6,000    9,852
    Tosoh Corp........................................................ 88,000  216,179
    Totetsu Kogyo Co., Ltd............................................  5,670   72,053

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

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    TOTO, Ltd.........................................................  10,000 $ 74,109
    Tottori Bank, Ltd.................................................   8,000   14,636
    Touei Housing Corp................................................   3,800   39,488
    Towa Bank, Ltd....................................................  64,000   63,507
    Towa Corp.........................................................   7,700   53,099
    Towa Pharmaceutical Co., Ltd......................................     800   46,713
    Toyo Construction Co., Ltd........................................  54,000   45,852
    Toyo Corp.........................................................   5,700   63,362
    Toyo Electric Manufacturing Co., Ltd..............................   5,000   15,211
    Toyo Engineering Corp.............................................  25,000  106,892
    Toyo Ink SC Holdings Co., Ltd.....................................  43,000  154,932
    Toyo Kanetsu K.K..................................................  28,000   62,341
    Toyo Kohan Co., Ltd...............................................  10,000   32,429
    Toyo Securities Co., Ltd..........................................  13,000   22,121
    Toyo Seikan Kaisha, Ltd...........................................  16,300  191,415
    Toyo Sugar Refining Co., Ltd......................................   8,000    8,948
    Toyo Suisan Kaisha, Ltd...........................................   2,000   48,025
    Toyo Tanso Co., Ltd...............................................   1,300   36,119
    Toyo Tire & Rubber Co., Ltd.......................................  47,000  139,853
    Toyo Wharf & Warehouse Co., Ltd...................................  18,000   29,059
    Toyobo Co., Ltd................................................... 204,000  257,183
    Toyoda Gosei Co., Ltd.............................................  10,600  216,707
    Toyota Boshoku Corp...............................................   4,000   44,782
    Toyota Motor Corp.................................................   4,180  159,830
    Toyota Motor Corp. Sponsored ADR..................................  11,600  887,516
    Toyota Tsusho Corp................................................  16,900  312,480
    TPR Co., Ltd......................................................   3,600   51,765
    Trancom Co., Ltd..................................................     200    4,092
    Transcosmos, Inc..................................................   3,900   52,993
    Trend Micro, Inc..................................................     500   14,825
    Trusco Nakayama Corp..............................................   4,600   88,796
    TS Tech Co., Ltd..................................................   7,500  120,549
    TSI Holdings Co., Ltd.............................................  17,105  106,439
    Tsubakimoto Chain Co..............................................  20,000  112,027
    Tsubakimoto Kogyo Co., Ltd........................................   2,000    5,954
   *Tsudakoma Corp....................................................  15,000   24,869
   #Tsugami Corp......................................................  10,000   64,690
    Tsukishima Kikai Co., Ltd.........................................   7,000   59,171
    Tsukuba Bank, Ltd. (The)..........................................  20,400   69,321
    Tsumura & Co......................................................     700   19,688
    Tsuruha Holdings, Inc.............................................   1,400   90,521
    Tsurumi Manufacturing Co., Ltd....................................   4,000   31,618
    Tsutsumi Jewelry Co., Ltd.........................................   1,300   30,490
    TV Asahi Corp.....................................................      14   22,055
    TV Tokyo Holdings Corp............................................     700    8,120
   *Ube Industries, Ltd...............................................  71,000  154,813
    Ube Material Industries, Ltd......................................  18,000   36,883
   #Uchida Yoko Co., Ltd..............................................  10,000   28,863
    UKC Holdings Corp.................................................   1,700   20,723
  #*Ulvac, Inc........................................................  11,200   86,931
    Uniden Corp.......................................................  14,000   33,159
    Union Tool Co.....................................................   2,800   41,445
    Unipres Corp......................................................   2,300   60,844
    United Arrows, Ltd................................................   3,200   83,789
   *Unitika, Ltd...................................................... 134,000   66,350
    UNY Co., Ltd......................................................  33,700  303,316
    U-Shin, Ltd.......................................................   8,600   53,817
    Ushio, Inc........................................................  11,300  142,404
    USS Co., Ltd......................................................     400   43,047
    Valor Co., Ltd....................................................   8,600  140,069
    Vital KSK Holdings, Inc...........................................   9,400   92,755

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
JAPAN -- (Continued)
    Wacoal Corp.......................................................  18,000 $    214,708
    Wacom Co., Ltd....................................................      12       26,715
  #*Wakachiku Construction Co., Ltd...................................  15,000       16,512
    Warabeya Nichiyo Co., Ltd.........................................   3,200       55,447
    Watabe Wedding Corp...............................................   1,400       12,688
   #WATAMI Co., Ltd...................................................   1,100       24,190
    Wood One Co., Ltd.................................................   6,000       18,308
    Xebio Co., Ltd....................................................   5,000      108,789
    Y. A. C. Co., Ltd.................................................   3,200       22,857
    Yachiyo Bank, Ltd. (The)..........................................   3,200       64,265
   *Yahagi Construction Co., Ltd......................................   4,800       21,364
    Yaizu Suisankagaku Industry Co., Ltd..............................     100          946
    Yakult Honsha Co., Ltd............................................     900       34,796
    Yamabiko Corp.....................................................     700        8,224
   *Yamada Denki Co., Ltd.............................................   7,340      380,405
    Yamagata Bank, Ltd................................................  36,000      146,739
    Yamaguchi Financial Group, Inc....................................  36,000      303,349
    Yamaha Corp.......................................................  26,500      254,799
    Yamaha Motor Co., Ltd.............................................   7,200       60,813
    Yamanashi Chuo Bank, Ltd..........................................  22,000       92,304
   *Yamatane Corp.....................................................  26,000       35,984
    Yamato Holdings Co., Ltd..........................................   7,500      122,787
    Yamato Kogyo Co., Ltd.............................................   6,600      186,075
    Yamazaki Baking Co., Ltd..........................................   6,000       83,638
    Yamazen Co., Ltd..................................................   7,800       54,863
    Yaoko Co., Ltd....................................................     800       29,372
    Yaskawa Electric Corp.............................................   7,000       50,164
    Yasuda Warehouse Co., Ltd. (The)..................................   3,400       22,463
    Yellow Hat, Ltd...................................................   4,400       70,848
    Yodogawa Steel Works, Ltd.........................................  29,000      106,747
    Yokogawa Bridge Holdings Corp.....................................   8,000       56,705
    Yokogawa Electric Corp............................................   9,200       94,256
    Yokohama Reito Co., Ltd...........................................  12,000       94,147
    Yokohama Rubber Co., Ltd..........................................  28,000      193,617
    Yokowo Co., Ltd...................................................   5,100       27,217
    Yomeishu Seizo Co., Ltd...........................................   2,000       17,959
    Yomiuri Land Co., Ltd.............................................  10,000       31,623
    Yondenko Corp.....................................................   8,000       33,818
    Yonekyu Corp......................................................   3,500       32,761
    Yonex Co., Ltd....................................................   3,600       23,110
    Yorozu Corp.......................................................   2,800       41,470
    Yoshinoya Holdings Co., Ltd.......................................      33       43,972
   *Yuasa Trading Co., Ltd............................................  43,000       80,138
    Yuken Kogyo Co., Ltd..............................................   7,000       14,121
   #Yukiguni Maitake Co., Ltd.........................................   1,100        4,266
    Yurtec Corp.......................................................  14,000       51,189
    Yusen Logistics Co., Ltd..........................................   4,700       53,562
    Yushin Precision Equipment Co., Ltd...............................   1,000       18,629
    Yushiro Chemical Industry Co., Ltd................................   3,800       37,961
    Zenrin Co., Ltd...................................................   4,100       38,876
   #Zensho Co., Ltd...................................................   2,100       26,860
    Zeon Corp.........................................................  10,000       81,915
    ZERIA Pharmaceutical Co., Ltd.....................................   2,000       34,114
    Zuken, Inc........................................................   5,900       43,467
                                                                               ------------
TOTAL JAPAN...........................................................          113,469,918
                                                                               ------------
NETHERLANDS -- (2.2%).................................................
    Aalberts Industries NV............................................  13,193      208,342
    Accell Group NV...................................................   3,710       62,087
    Aegon NV.......................................................... 149,185      677,210
    Aegon NV ADR......................................................   7,624       34,689

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CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
NETHERLANDS -- (Continued)
   *AFC Ajax NV.......................................................     70 $       603
    Akzo Nobel NV..................................................... 23,201   1,252,262
  #*AMG Advanced Metallurgical Group NV...............................  6,714      54,913
    Amsterdam Commodities NV..........................................  2,169      32,548
   #APERAM NV......................................................... 11,579     158,740
    Arcadis NV........................................................  6,043     125,906
    ArcelorMittal NV..................................................  8,183     130,273
   #ArcelorMittal NV ADR.............................................. 14,820     235,638
   #ASM International NV..............................................  5,284     200,368
    ASML Holding NV ADR............................................... 11,971     688,332
    Ballast Nedam NV..................................................    398       5,212
   #BE Semiconductor Industries NV....................................  7,986      59,854
    Beter Bed Holding NV..............................................    942      16,936
   #BinckBank NV...................................................... 14,449      95,968
    Brunel International NV...........................................  1,958      74,606
    CSM NV............................................................ 17,401     259,917
   *DE Master Blenders 1753 NV........................................ 16,297     188,869
    Delta Lloyd NV.................................................... 20,482     267,089
    Exact Holding NV..................................................  2,291      46,765
    Fugro NV..........................................................  5,500     359,912
   *Grontmij NV....................................................... 11,833      32,566
   #Heijmans NV.......................................................  3,105      24,449
    Heineken NV.......................................................  2,366     128,190
    Hunter Douglas NV.................................................    297      10,741
   *ING Groep NV...................................................... 22,658     149,054
   *ING Groep NV Sponsored ADR........................................ 72,426     476,563
   *Kardan NV......................................................... 13,033      10,728
    KAS Bank NV.......................................................  2,222      19,143
    Kendrion NV.......................................................  1,665      33,138
    Koninklijke Ahold NV.............................................. 24,941     303,590
   #Koninklijke Bam Groep NV.......................................... 70,812     185,470
    Koninklijke Boskalis Westminster NV...............................  4,559     148,549
    Koninklijke DSM NV................................................ 11,649     573,394
   #Koninklijke KPN NV................................................  4,558      37,412
    Koninklijke Philips Electronics NV................................ 35,946     790,536
    Koninklijke Ten Cate NV...........................................  7,061     165,090
    Koninklijke Vopak NV..............................................  3,612     228,892
   #Koninklijke Wessanen NV........................................... 20,316      51,403
   *LBi International NV.............................................. 17,566      57,216
    Macintosh Retail Group NV.........................................  5,853      62,178
    Mediq NV.......................................................... 14,854     156,691
    Nutreco NV........................................................  5,315     381,623
   *Ordina NV.........................................................  9,981      11,358
    Philips Electronics NV ADR........................................ 42,109     926,819
    PostNL NV......................................................... 34,369     139,762
    Randstad Holdings NV..............................................  8,044     243,672
   #Reed Elsevier NV..................................................  4,897      57,399
    Reed Elsevier NV ADR..............................................  1,500      35,100
    Royal Imtech NV...................................................  9,135     232,954
   *SBM Offshore NV................................................... 22,246     271,125
    Sligro Food Group NV..............................................  2,779      64,234
  #*SNS Reaal Groep NV................................................ 28,066      34,471
    Telegraaf Media Groep NV..........................................  5,819      64,541
    TKH Group NV......................................................  5,886     118,822
    TNT Express NV.................................................... 36,537     396,004
  #*TomTom NV......................................................... 29,933     119,679
    Unit4 NV..........................................................  5,665     131,911
    USG People NV..................................................... 20,068     132,872
    Wolters Kluwer NV................................................. 11,037     183,338
   *Xeikon NV.........................................................  5,490      17,544
                                                                              -----------
TOTAL NETHERLANDS.....................................................         12,445,260
                                                                              -----------

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.............................................. 114,230 $   83,156
    Auckland International Airport, Ltd............................... 101,170    203,550
   *Chorus, Ltd.......................................................   5,852     14,697
   *Chorus, Ltd. ADR..................................................     462      5,757
    Contact Energy, Ltd...............................................  52,576    212,727
    Ebos Group, Ltd...................................................   1,560      9,680
   *Fisher & Paykel Appliances Holdings, Ltd.......................... 109,472     49,930
    Fisher & Paykel Healthcare Corp., Ltd.............................  32,478     50,036
    Fletcher Building, Ltd. (6341606).................................  37,414    184,448
   #Fletcher Building, Ltd. (6341617).................................  11,960     58,862
    Freightways, Ltd..................................................  11,951     37,412
    Hallenstein Glasson Holdings, Ltd.................................     634      2,122
   *Heartland New Zealand, Ltd........................................ 106,802     47,530
    Infratil, Ltd.....................................................  20,356     34,402
    Mainfreight, Ltd..................................................   7,700     58,058
    New Zealand Oil & Gas, Ltd........................................  48,912     32,182
    New Zealand Refining Co., Ltd.....................................  14,184     26,721
   #Nuplex Industries, Ltd............................................  23,100     47,206
   *NZX, Ltd..........................................................  27,599     26,070
   *Pike River Coal, Ltd..............................................  12,312         --
    Port of Tauranga, Ltd.............................................   9,930     91,449
    Restaurant Brands New Zealand, Ltd................................  16,668     28,574
    Ryman Healthcare, Ltd.............................................  15,947     47,167
    Sky Network Television, Ltd.......................................  11,206     45,071
    SKYCITY Entertainment Group, Ltd..................................  43,564    125,299
    Tower, Ltd........................................................  28,650     39,351
    TrustPower, Ltd...................................................   8,996     56,216
    Vector, Ltd.......................................................   9,805     22,031
    Warehouse Group, Ltd..............................................   2,591      5,440
                                                                               ----------
TOTAL NEW ZEALAND.....................................................          1,645,144
                                                                               ----------
NORWAY -- (1.2%)......................................................
    ABG Sundal Collier Holding ASA....................................  78,760     46,891
   *Acta Holding ASA..................................................  21,755      3,645
    Aker ASA Series A.................................................   4,406    123,141
    Aker Solutions ASA................................................   4,011     58,767
   *Algeta ASA........................................................   1,286     35,069
  #*Archer, Ltd.......................................................  48,980     85,956
    Atea ASA..........................................................  12,465    104,182
    Austevoll Seafood ASA.............................................  21,458     88,670
    Bonheur ASA.......................................................   2,527     49,354
    BW Offshore, Ltd..................................................  85,320     78,211
   *BWG Homes ASA.....................................................  14,417     29,007
    Cermaq ASA........................................................  13,618    161,249
   *Clavis Pharma ASA.................................................   2,007     19,521
    Copeinca ASA......................................................   2,400     16,686
   *Deep Sea Supply P.L.C.............................................  17,544     27,203
   *Det Norske Oljeselskap ASA........................................   6,863     94,253
    DNB ASA...........................................................  46,946    492,879
  #*DNO International ASA.............................................  82,820    109,543
   *Dockwise, Ltd.....................................................   3,104     53,042
  #*DOF ASA...........................................................  10,688     50,285
    Ekornes ASA.......................................................   2,840     39,765
   *Electromagnetic GeoServices ASA...................................  24,789     55,939
   *Eltek ASA.........................................................  78,226     50,555
    EVRY ASA..........................................................  20,232     32,223
    Farstad Shipping ASA..............................................   4,288    106,930
    Fred Olsen Energy ASA.............................................   2,543     96,114
  #*Frontline, Ltd....................................................  10,435     39,438
    Ganger Rolf ASA...................................................   3,945     73,186
   *Gjensidige Forsikring ASA.........................................   4,543     55,593

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
NORWAY -- (Continued)
   #Golar LNG, Ltd. (7139695).........................................   1,200 $   46,323
    Golar LNG, Ltd. (G9456A100).......................................   3,400    131,444
   #Golden Ocean Group, Ltd...........................................  82,104     60,937
   *Hurtigruten ASA...................................................  42,015     24,464
  #*Kongsberg Automotive Holding ASA.................................. 151,365     39,662
    Kongsberg Gruppen ASA.............................................     960     18,273
    Kvaerner ASA......................................................  50,084    115,756
    Leroey Seafood Group ASA..........................................   5,360     91,356
   *Marine Harvest ASA................................................ 412,814    275,023
  #*Nordic Semiconductor ASA..........................................  16,465     42,199
    Norsk Hydro ASA...................................................  88,251    358,425
  #*Norske Skogindustrier ASA Series A................................  29,051     19,772
    Northern Offshore, Ltd............................................  31,223     52,040
   *Norwegian Air Shuttle ASA.........................................   5,812    104,173
   *Norwegian Energy Co. ASA..........................................  38,070     34,536
    Odfjell ASA Series A..............................................   5,645     27,068
    Opera Software ASA................................................   4,000     27,473
    Orkla ASA.........................................................  74,935    534,870
   *Panoro Energy ASA.................................................  31,247     18,618
    Petroleum Geo-Services ASA........................................   9,278    135,767
   *Pronova BioPharma AS..............................................  29,867     46,179
    Prosafe ASA.......................................................   2,344     17,109
   *Q-Free ASA........................................................   3,734     13,248
  #*Renewable Energy Corp. ASA........................................  60,021     20,798
    Schibsted ASA.....................................................   3,070     93,928
   *Siem Offshore, Inc. ASA...........................................  35,593     53,931
    Solstad Offshore ASA..............................................   2,300     33,651
   *Songa Offshore SE.................................................  33,919     80,988
   *SpareBank 1 SR Bank ASA...........................................   2,120     11,581
    SpareBanken 1 SMN.................................................  27,693    145,757
    StatoilHydro ASA..................................................   5,007    118,999
    StatoilHydro ASA Sponsored ADR....................................  12,080    287,383
    Stolt-Nielsen, Ltd................................................   2,575     45,346
   *Storebrand ASA....................................................  36,183    137,574
    Subsea 7 SA.......................................................  27,212    568,755
    Telenor ASA.......................................................   8,010    135,444
    TGS Nopec Geophysical Co. ASA.....................................   2,774     81,077
    Tomra Systems ASA.................................................  13,900    109,167
   *TTS Marine ASA....................................................   6,609     18,607
    Veidekke ASA......................................................   6,669     46,503
   *Wilh Wilhelmsen ASA...............................................     281      1,919
    Wilh Wilhelmsen Holding ASA.......................................   3,806     94,948
    Yara International ASA............................................   4,898    231,286
                                                                               ----------
TOTAL NORWAY..........................................................          6,829,654
                                                                               ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................................  36,292     50,374
  #*Banco BPI SA......................................................  82,787     51,060
  #*Banco Comercial Portugues SA...................................... 700,229     80,924
  #*Banco Espirito Santo SA........................................... 346,838    213,240
   *Banif SGPS SA.....................................................   7,050      1,128
   *Brisa Auto-Estradas de Portugal SA................................   7,265     24,469
   *Cimpor Cimentos de Portugal SA....................................  14,738     65,969
   *EDP Renovaveis SA.................................................  39,805    122,686
    Galp Energia SGPS SA..............................................   5,327     72,053
   *Impresa SGPS SA...................................................   2,341      1,035
    Jeronimo Martins SGPS SA..........................................   6,158     96,522
   *Martifer SGPS SA..................................................     372        270
    Mota-Engil SGPS SA................................................  11,981     15,029
    Portucel-Empresa Produtora de Pasta de Papel SA...................  53,785    131,956
    Portugal Telecom SA............................................... 122,225    518,435

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
PORTUGAL -- (Continued)
    Redes Energeticas Nacionais SA......................................   7,924 $   19,580
   *SAG GEST - Solucoes Automovel Globais SGPS SA.......................   5,778      2,493
    Sociedade de Investimento e Gestao SGPS SA..........................  16,535    101,652
   *Sonae Industria SGPS SA.............................................  12,295      7,794
   #Sonae SGPS SA....................................................... 221,546    117,314
    Sonaecom SGPS SA....................................................  27,808     41,720
   *Teixeira Duarte SA..................................................  10,457      2,561
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA....  20,678     52,392
                                                                                 ----------
TOTAL PORTUGAL..........................................................          1,790,656
                                                                                 ----------
SINGAPORE -- (1.7%).....................................................
   *Abterra, Ltd........................................................  40,000     23,274
   *Asiasons Capital, Ltd............................................... 135,000     65,522
    ASL Marine Holdings, Ltd............................................  74,200     34,171
   *AusGroup, Ltd.......................................................  85,061     23,741
    Baker Technology, Ltd............................................... 104,000     24,976
   *Banyan Tree Holdings, Ltd...........................................  84,000     38,983
    Beng Kuang Marine, Ltd..............................................  99,000     10,109
   *Biosensors International Group, Ltd.................................  69,000     67,889
    Boustead Singapore, Ltd.............................................  44,000     34,428
    Breadtalk Group, Ltd................................................  23,000      9,927
    Bukit Sembawang Estates, Ltd........................................  29,000    109,342
   *Bund Center Investment, Ltd.........................................  53,000      7,419
    CapitaLand, Ltd..................................................... 215,101    515,491
    CapitaMalls Asia, Ltd............................................... 121,224    158,069
    Cerebos Pacific, Ltd................................................   7,000     30,320
   #CH Offshore, Ltd....................................................  65,000     20,825
    China Aviation Oil Singapore Corp., Ltd.............................  54,000     42,860
    Chip Eng Seng Corp., Ltd............................................ 155,000     50,951
    City Developments, Ltd..............................................  15,000    140,470
    ComfortDelGro Corp., Ltd............................................  30,000     40,433
  #*Cosco Corp Singapore, Ltd........................................... 107,000     82,814
    Creative Technology, Ltd............................................   3,750     10,234
    CSE Global, Ltd..................................................... 103,000     70,475
    CWT, Ltd............................................................  25,000     24,966
    DBS Group Holdings, Ltd.............................................  44,180    521,210
   *Delong Holdings, Ltd................................................  33,000      8,536
    Eu Yan Sang International, Ltd......................................  20,000     10,003
    Ezion Holdings, Ltd.................................................  90,000     67,852
  #*Ezra Holdings, Ltd.................................................. 219,000    172,978
    F.J. Benjamin Holdings, Ltd.........................................  75,000     19,851
    First Resources, Ltd................................................  21,000     31,969
    Fragrance Group, Ltd................................................  58,000     23,210
    Fraser & Neave, Ltd.................................................  51,000    334,680
   *Gallant Venture, Ltd................................................  51,000     11,413
   #Genting Singapore P.L.C.............................................  35,000     36,530
    GMG Global, Ltd..................................................... 561,000     53,463
    Golden Agri-Resources, Ltd.......................................... 633,000    374,862
    Goodpack, Ltd.......................................................  15,000     20,798
   #GuocoLand, Ltd......................................................  53,333     71,094
    GuocoLeisure, Ltd...................................................  39,000     17,932
    Guthrie GTS, Ltd....................................................  52,000     24,115
   *Healthway Medical Corp., Ltd........................................ 184,125     12,063
    Hi-P International, Ltd.............................................  76,000     44,872
    Ho Bee Investment, Ltd..............................................  72,000     71,798
   *Hong Fok Corp., Ltd................................................. 106,800     40,595
    Hong Leong Asia, Ltd................................................  41,000     56,017
    Hotel Grand Central, Ltd............................................   6,335      4,010
    Hotel Properties, Ltd...............................................  57,000    101,680
    HTL International Holdings, Ltd.....................................  41,000     11,938
    Hwa Hong Corp., Ltd.................................................  21,000      6,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
SINGAPORE -- (Continued)
   #Hyflux, Ltd....................................................... 112,500 $125,016
   *Indofood Agri Resources, Ltd...................................... 131,000  145,588
    InnoTek, Ltd......................................................  37,000   11,368
    Jardine Cycle & Carriage, Ltd.....................................   1,000   37,415
   *Jaya Holdings, Ltd................................................  45,000   20,098
   *JES International Holdings, Ltd...................................  62,000    7,637
    Keppel Corp., Ltd.................................................  11,000   98,450
    Keppel Land, Ltd.................................................. 127,390  349,907
    Keppel Telecommunications & Transportation, Ltd...................  42,000   37,058
   *K-Green Trust, Ltd................................................  22,400   17,540
   *Li Heng Chemical Fibre Technologies, Ltd.......................... 115,000   13,675
   *Lian Beng Group, Ltd..............................................  11,000    3,391
  #*LionGold Corp., Ltd...............................................  43,000   43,826
   *Low Keng Huat Singapore, Ltd......................................  12,000    4,177
    M1, Ltd...........................................................  11,000   22,327
   *Manhattan Resources, Ltd..........................................  47,000   23,879
    Marco Polo Marine, Ltd............................................  39,000   10,264
    Metro Holdings, Ltd...............................................  52,200   34,503
    Midas Holdings, Ltd............................................... 330,000   96,220
  #*Neptune Orient Lines, Ltd......................................... 156,250  143,558
   *Noble Group, Ltd.................................................. 285,000  244,481
    NSL, Ltd..........................................................  16,000   17,218
   *Oceanus Group, Ltd................................................ 141,000    6,299
   #Olam International, Ltd........................................... 103,000  151,826
    Orchard Parade Holdings, Ltd......................................  46,000   78,082
    OSIM International, Ltd...........................................  51,000   49,774
   *Otto Marine, Ltd.................................................. 166,500   12,390
    Oversea-Chinese Banking Corp., Ltd................................  42,269  323,285
   #Overseas Union Enterprise, Ltd....................................  63,000  128,603
    Pan Pacific Hotels Group, Ltd.....................................  31,000   49,785
    QAF, Ltd..........................................................  72,563   41,385
   #Raffles Education Corp., Ltd...................................... 157,850   49,801
    Raffles Medical Group, Ltd........................................  12,000   23,866
    Rotary Engineering, Ltd...........................................  80,000   32,589
   *S i2i, Ltd........................................................ 356,000    8,245
  #*Sakari Resources, Ltd.............................................  52,000   54,384
    SATS, Ltd.........................................................  43,380   89,692
    SC Global Developments, Ltd.......................................  51,000   39,647
    SembCorp Industries, Ltd..........................................  27,000  114,368
    SembCorp Marine, Ltd..............................................   7,000   27,237
    Sinarmas Land, Ltd................................................ 178,000   36,213
    Singapore Airlines, Ltd...........................................  47,000  399,009
    Singapore Exchange, Ltd...........................................   9,000   48,172
    Singapore Land, Ltd...............................................  22,000  104,619
    Singapore Post, Ltd...............................................  96,000   80,950
    Singapore Press Holdings, Ltd.....................................  22,000   72,549
    Singapore Technologies Engineering, Ltd...........................   7,000   18,523
    Singapore Telecommunications, Ltd.................................  86,000  246,784
    SMRT Corp., Ltd...................................................  25,000   32,690
    Stamford Land Corp., Ltd.......................................... 154,000   67,329
    StarHub, Ltd......................................................   8,000   24,609
   *STX OSV Holdings, Ltd.............................................  57,000   71,580
    Sunningdale Tech, Ltd............................................. 143,000   13,414
   *Sunvic Chemical Holdings, Ltd.....................................  90,000   22,235
    Super Group, Ltd..................................................  22,000   35,358
   *Swiber Holdings, Ltd.............................................. 112,000   52,250
    Tat Hong Holdings, Ltd............................................  57,000   45,073
   *Tiger Airways Holdings, Ltd.......................................  39,000   21,808
   *Transcu Group, Ltd................................................ 383,999   15,429
    Tuan Sing Holdings, Ltd........................................... 156,000   35,441
    UMS Holdings, Ltd................................................. 144,000   44,859

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SINGAPORE -- (Continued)
    United Engineers, Ltd.............................................  42,000 $   76,702
   *United Envirotech, Ltd............................................  83,000     21,182
    United Industrial Corp., Ltd...................................... 103,000    218,917
    United Overseas Bank, Ltd.........................................  18,045    289,071
    UOB-Kay Hian Holdings, Ltd........................................  72,000     93,613
    UOL Group, Ltd....................................................  52,000    215,811
    Venture Corp., Ltd................................................  61,000    364,833
   #WBL Corp., Ltd....................................................  16,000     43,517
    Wee Hur Holdings, Ltd.............................................  75,000     16,865
    Wheelock Properties, Ltd..........................................  24,000     34,932
    Wilmar International, Ltd.........................................  13,000     33,667
    Wing Tai Holdings, Ltd............................................  81,768     92,433
    Yongnam Holdings, Ltd............................................. 308,000     56,825
                                                                               ----------
TOTAL SINGAPORE.......................................................          9,623,588
                                                                               ----------
SPAIN -- (1.5%)
   #Abengoa SA........................................................   6,788     89,902
    Abertis Infraestructuras SA.......................................   5,482     67,665
    Acciona SA........................................................   5,250    228,399
    Acerinox SA.......................................................  10,833    107,796
    ACS, Actividades de Construccion y Servicios, SA (B01FLQ6)........   2,280     35,945
   *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9)........     162      2,561
    Adveo Group International SA......................................   2,843     31,096
  #*Almirall SA.......................................................  13,122    101,323
    Amadeus IT Holding SA.............................................   3,704     79,980
   *Amper SA..........................................................   3,485      8,503
    Antena 3 de Television SA.........................................   5,451     20,311
   #Banco Bilbao Vizcaya Argentaria SA................................ 103,375    673,923
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..................  34,534    222,744
   #Banco de Sabadell SA.............................................. 316,495    602,692
   #Banco Espanol de Credito SA.......................................  10,729     28,129
   #Banco Popular Espanol SA.......................................... 131,760    247,239
    Banco Santander SA................................................ 219,822  1,330,999
   #Banco Santander SA Sponsored ADR..................................  51,766    308,525
   #Bankinter SA......................................................  34,448    111,033
   *Baron de Ley SA...................................................     967     47,155
   #Bolsas y Mercados Espanoles SA....................................   4,896     95,876
   #CaixaBank SA......................................................  72,338    236,300
  #*Caja de Ahorros del Mediterraneo SA...............................   8,736         --
    Campofrio Food Group SA...........................................   1,520     10,931
   *Cementos Portland Valderrivas SA..................................   1,746      8,355
   #Cie Automotive SA.................................................  11,475     76,922
   *Codere SA.........................................................     530      2,085
    Construcciones y Auxiliar de Ferrocarriles SA.....................     202     90,496
   *Deoleo SA......................................................... 106,393     41,147
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............      27        168
   *Distribuidora Internacional de Alimentacion SA....................   9,770     48,246
    Duro Felguera SA..................................................   7,224     39,775
    Ebro Foods SA.....................................................   7,979    125,169
    Elecnor SA........................................................   4,468     50,038
    Enagas SA.........................................................   7,569    131,091
    Ence Energia y Celulosa SA........................................  43,533     90,732
   *Ercros SA.........................................................  29,067     14,990
    Faes Farma SA.....................................................  25,729     43,303
    Ferrovial SA......................................................  27,047    293,800
   *Fersa Energias Renovables SA......................................   4,378      2,015
    Fluidra SA........................................................     921      2,320
    Fomento de Construcciones y Contratas SA..........................   7,895     80,240
   #Gamesa Corp Tecnologica SA........................................  39,740     59,851
    Gas Natural SDG SA................................................  18,758    230,967
   *Grifols SA........................................................   2,915     90,604

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

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SPAIN -- (Continued)
    Grupo Catalana Occidente SA.......................................   6,084 $   74,579
    Iberdrola SA...................................................... 118,852    430,486
    Iberpapel Gestion SA..............................................     130      2,075
    Indra Sistemas SA.................................................  15,935    140,956
   *Inmobiliaria Colonial SA..........................................   1,264      1,524
   *Jazztel P.L.C.....................................................  28,321    145,697
   *La Seda de Barcelona SA...........................................   1,590      1,390
    Laboratorios Farmaceuticos Rovi SA................................   1,442      9,224
    Mapfre SA.........................................................  18,630     33,875
   #Mediaset Espana Comunicacion SA...................................  28,183    140,428
    Melia Hotels International SA.....................................   4,672     26,382
    Miquel y Costas & Miquel SA.......................................   1,681     42,979
   *NH Hoteles SA.....................................................  23,746     59,327
    Obrascon Huarte Lain SA...........................................   4,518     88,624
    Papeles y Cartones de Europa SA...................................   7,764     16,817
    Pescanova SA......................................................   2,233     38,352
  #*Promotora de Informaciones SA Series A............................  42,619     18,544
    Prosegur Cia de Seguridad SA......................................  14,050     64,511
   *Realia Business SA................................................  14,616      7,247
    Red Electrica Corporacion SA......................................   4,942    195,683
    Repsol SA.........................................................   2,169     34,568
    Repsol SA Sponsored ADR...........................................   8,520    136,405
  #*Sacyr Vallehermoso SA.............................................  16,214     25,798
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA....     538        435
    Solaria Energia y Medio Ambiente SA...............................   8,257      7,587
    Tecnicas Reunidas SA..............................................     999     42,075
    Telefonica SA.....................................................  22,213    251,969
    Telefonica SA Sponsored ADR.......................................   7,184     81,538
   *Tubacex SA........................................................  16,869     31,864
    Tubos Reunidos SA.................................................  23,431     44,560
    Vidrala SA........................................................   4,008     95,574
    Viscofan SA.......................................................   3,785    173,346
   *Vocento SA........................................................     845      1,278
   *Vueling Airlines SA...............................................   2,854     15,123
    Zardoya Otis SA (5770900).........................................     807      8,981
   *Zardoya Otis SA (B71CW85).........................................      40        449
  #*Zeltia SA.........................................................  14,869     22,578
                                                                               ----------
TOTAL SPAIN...........................................................          8,724,169
                                                                               ----------
SWEDEN -- (3.1%)
   #Aarhuskarlshamn AB................................................   3,387    110,106
    Acando AB.........................................................  18,648     37,671
  #*Active Biotech AB.................................................   1,997     14,414
    AddTech AB Series B...............................................   1,162     30,185
    AF AB Series B....................................................   7,716    147,305
    Alfa Laval AB.....................................................   4,247     73,439
  #*Alliance Oil Co., Ltd. SDR........................................  22,094    205,300
   *Angler Gaming P.L.C...............................................   2,228        721
   *Arise Windpower AB................................................   1,403      5,293
    Assa Abloy AB Series B............................................   6,882    208,064
    Avanza Bank Holding AB............................................   1,688     32,342
    Axfood AB.........................................................   1,350     47,776
   #Axis Communications AB............................................   3,786     96,878
    B&B Tools AB Series B.............................................   5,073     38,855
    BE Group AB.......................................................   8,493     21,416
    Beiger Electronics AB.............................................     728      6,397
    Beijer Alma AB....................................................   2,460     44,206
   *Betsson AB........................................................   2,228     64,357
    Bilia AB Series A.................................................   5,411     63,821
    Billerud AB.......................................................  22,195    197,556
    BioGaia AB Series B...............................................     778     20,175

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
SWEDEN -- (Continued)
   *Bjorn Borg AB.....................................................   5,637 $ 28,887
    Boliden AB........................................................  50,452  764,923
    Bure Equity AB....................................................  19,350   63,155
    Byggmax Group AB..................................................   5,119   24,414
    Castellum AB......................................................   9,040  121,107
   *CDON Group AB.....................................................   4,074   24,189
   *Cision AB.........................................................     537    3,899
   #Clas Ohlson AB Series B...........................................   6,555   99,283
    Concentric AB.....................................................   8,712   62,556
    Concordia Maritime AB Series B....................................  10,317   16,828
    Duni AB...........................................................   6,637   51,390
    East Capital Explorer AB..........................................   6,363   41,925
    Electrolux AB Series B............................................  33,179  750,480
   #Elekta AB Series B................................................   6,166  286,235
  #*Eniro AB..........................................................  13,879   16,375
    Fabege AB.........................................................   5,720   49,482
   *Fastighets AB Balder Series B.....................................   5,442   24,998
    G & L Beijer AB Series B..........................................   5,568   84,247
    Getinge AB Series B...............................................   8,594  245,719
    Gunnebo AB........................................................   8,531   36,043
    Hakon Invest AB...................................................   8,061  127,221
   #Haldex AB.........................................................  14,225   61,972
    Hexagon AB Series B...............................................  16,888  321,561
    Hexpol AB.........................................................   4,560  161,785
   *HIQ International AB..............................................   5,939   31,212
    Hoganas AB Series B...............................................   4,200  135,140
    Holmen AB Series B................................................  12,663  339,376
    Hufvudstaden AB Series A..........................................   2,399   29,145
    Husqvarna AB Series A.............................................  16,643   84,081
    Husqvarna AB Series B............................................. 104,925  535,052
    Industrial & Financial Systems AB Series B........................   3,767   62,501
    Indutrade AB......................................................   1,483   39,942
    Intrum Justitia AB................................................   6,733   93,548
    JM AB.............................................................  13,589  256,992
  #*KappAhl AB........................................................   7,859    6,513
    Klovern AB........................................................   4,341   15,584
    KNOW IT AB........................................................   5,593   43,230
    Kungsleden AB.....................................................   7,371   42,120
    Lagercrantz Group AB Series B.....................................   3,413   28,943
    Lindab International AB...........................................  17,212  105,690
    Loomis AB Series B................................................  13,680  172,291
   *Lundin Petroleum AB...............................................  11,237  237,721
    Meda AB Series A..................................................  42,250  398,981
   *Medivir AB Series B...............................................   3,561   34,686
   #Mekonomen AB......................................................   1,728   49,362
   *Micronic Mydata AB................................................  22,549   42,626
    Millicom International Cellular SA SDR............................     763   68,976
    Modern Times Group AB Series B....................................   2,146   98,177
    NCC AB Series A...................................................     516    9,757
    NCC AB Series B...................................................  18,526  346,885
   *Net Entertainment NE AB...........................................   2,208   24,969
  #*Net Insight AB Series B...........................................  44,491   11,107
   #New Wave Group AB Series B........................................   9,990   39,761
    NIBE Industrier AB Series B.......................................   5,798   79,301
  #*Nobia AB..........................................................  35,951  129,080
    Nolato AB Series B................................................   5,192   53,133
    Nordea Bank AB....................................................  80,010  745,044
  #*Nordic Mines AB...................................................   4,313    6,736
    Nordnet AB Series B...............................................  24,240   68,287
    OEM International AB Series B.....................................   1,100   11,301
   *Orexo AB..........................................................   4,651   28,476

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWEDEN -- (Continued)
    Oriflame Cosmetics SA SDR.........................................   3,287 $   122,398
   *PA Resources AB................................................... 121,871      20,513
    Peab AB Series B..................................................  39,992     187,319
   #Pricer AB Series B................................................  26,995      49,300
    ProAct IT Group AB................................................   1,449      24,869
    Proffice AB Series B..............................................   6,502      20,509
   #Ratos AB Series B.................................................  24,213     250,461
    Readsoft AB Series B..............................................   7,704      23,774
   *Rederi AB Transatlantic...........................................   4,088       4,139
   *Rezidor Hotel Group AB............................................  18,581      62,405
   *RNB Retail & Brands AB............................................     953         343
    Rottneros AB......................................................   4,960       1,404
    Saab AB Series B..................................................  13,866     231,430
    Sandvik AB........................................................   6,198      85,940
  #*SAS AB............................................................  39,445      34,707
    Scania AB Series B................................................   2,498      42,947
   *Securitas AB Series B.............................................  31,983     259,567
   *Semcon AB.........................................................   3,664      21,960
    Skandinaviska Enskilda Banken AB Series A......................... 137,821   1,010,257
    Skanska AB Series B...............................................  32,034     482,910
    SKF AB Series B...................................................   6,178     127,418
    Skistar AB........................................................   4,280      48,110
   #SSAB AB Series A..................................................  35,977     294,681
    SSAB AB Series B..................................................  16,297     117,113
    Svenska Cellulosa AB Series A.....................................   5,303      89,908
    Svenska Cellulosa AB Series B.....................................  56,655     962,098
    Svenska Handelsbanken AB Series A.................................  13,978     484,676
    Sweco AB Series B.................................................   2,946      32,866
    Swedbank AB Series A..............................................  24,118     419,197
    Swedish Match AB..................................................   1,500      63,124
   *Swedish Orphan Biovitrum AB.......................................  33,543     116,644
    Systemair AB......................................................     819       9,687
    Tele2 AB Series B.................................................  15,451     255,367
    Telefonaktiebolaget LM Ericsson AB Series A.......................   4,300      39,864
    Telefonaktiebolaget LM Ericsson AB Series B.......................  70,980     659,108
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................     900       8,325
    TeliaSonera AB....................................................  55,716     368,231
   *TradeDoubler AB...................................................   8,288      18,236
    Trelleborg AB Series B............................................  62,039     637,997
   #Unibet Group P.L.C. SDR...........................................   3,049      74,518
    Vitrolife AB......................................................     850       6,663
    Volvo AB Series A.................................................   7,822      96,651
    Volvo AB Series B.................................................  18,915     232,739
    Wallenstam AB Series B............................................   4,077      43,637
    Wihlborgs Fastigheter AB..........................................   4,450      64,467
                                                                               -----------
TOTAL SWEDEN..........................................................          17,649,154
                                                                               -----------
SWITZERLAND -- (5.5%)
   *ABB, Ltd..........................................................  14,725     256,015
    ABB, Ltd. Sponsored ADR...........................................  16,820     291,827
    Acino Holding AG..................................................   1,178     134,380
    Actelion, Ltd.....................................................   3,991     182,006
    Adecco SA.........................................................   8,224     360,510
   *AFG Arbonia-Forster Holding AG....................................   4,138      69,848
    Allreal Holding AG................................................   3,989     579,952
   #Alpiq Holding AG..................................................     328      44,329
    ALSO-Actebis Holding AG...........................................     321      14,079
    AMS AG............................................................   3,522     286,125
    APG SGA SA........................................................      74      13,266
    Aryzta AG.........................................................  17,488     868,070
    Ascom Holding AG..................................................   5,457      40,064

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
   *Autoneum Holding AG...............................................    720 $   32,534
   #Bachem Holdings AG................................................    796     28,973
    Baloise Holding AG................................................ 11,538    761,326
    Bank Coop AG......................................................  1,479     86,691
   *Bank Sarasin & Cie AG Series B....................................  6,478    178,237
    Banque Cantonale de Geneve SA.....................................    110     23,102
    Banque Cantonale Vaudoise AG......................................    408    208,045
    Banque Privee Edmond de Rothschild SA.............................      1     17,749
    Barry Callebaut AG................................................    160    144,415
   *Basilea Pharmaceutica AG..........................................  2,498    125,872
   #Basler Kantonalbank AG............................................    599     65,635
    Belimo Holdings AG................................................     60    104,620
    Bell AG...........................................................     32     62,187
    Berner Kantonalbank AG............................................    976    248,113
    BKW AG............................................................    645     19,604
   *Bobst Group AG....................................................  2,031     56,059
    Bossard Holding AG................................................    598     70,767
    Bucher Industries AG..............................................  1,226    209,359
    Burckhardt Compression Holding AG.................................    467    119,238
    Burkhalter Holding AG.............................................      9      2,541
    Centralschweizerische Kraftwerke AG...............................     31     10,331
   *Cham Paper Holding AG.............................................     17      2,645
   *Charles Voegele Holding AG........................................  1,289     20,431
    Cie Financiere Tradition SA.......................................    305     17,207
    Clariant AG....................................................... 52,103    549,893
    Coltene Holding AG................................................    411     12,199
    Compagnie Financiere Richemont SA Series A........................  4,765    269,608
    Conzzeta AG.......................................................     35     63,552
    Credit Suisse Group AG............................................ 27,224    463,492
    Daetwyler Holding AG..............................................  1,335     96,908
   *Dufry AG..........................................................  2,291    278,956
   #EFG International AG.............................................. 12,631     86,656
    Emmi AG...........................................................    523    108,022
    EMS-Chemie Holding AG.............................................    439     86,311
    Energiedienst Holding AG..........................................  1,258     59,433
    Flughafen Zuerich AG..............................................    992    357,794
    Forbo Holding AG..................................................    318    181,835
    Galenica Holding AG...............................................    207    119,351
   *GAM Holding AG.................................................... 49,665    547,482
    Gategroup Holding AG..............................................  7,072    204,344
    Geberit AG........................................................    739    144,879
    George Fisher AG..................................................  1,180    408,874
    Givaudan SA.......................................................    282    274,065
    Gurit Holding AG..................................................     97     41,631
    Helvetia Holding AG...............................................  1,290    399,078
    Holcim, Ltd....................................................... 24,022  1,413,653
    Huber & Suhner AG.................................................  3,353    136,417
    Implenia AG.......................................................  4,270    135,397
    Inficon Holding AG................................................    241     47,003
    Interroll Holding AG..............................................    121     41,234
    Intershop Holding AG..............................................     51     17,025
    Julius Baer Group, Ltd............................................ 16,982    606,593
    Kaba Holding AG...................................................    359    131,452
   *Kardex AG.........................................................  1,109     20,462
   #Komax Holding AG..................................................    841     62,217
    Kudelski SA.......................................................  6,523     54,086
    Kuehne & Nagel International AG...................................  1,113    126,475
   *Kuoni Reisen Holding AG Series B..................................  1,063    279,813
   #LEM Holding SA....................................................     28     14,278
   *Liechtensteinische Landesbank AG..................................  1,203     37,057
    Lindt & Spruengli AG..............................................      1     35,791

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
  #*Logitech International SA......................................... 46,055 $  407,705
    Lonza Group AG.................................................... 12,398    559,200
   #Luzerner Kantonalbank AG..........................................    603    200,037
    Metall Zug AG.....................................................     32     71,393
  #*Meyer Burger Technology AG........................................  8,382    110,201
    Micronas Semiconductor Holding AG.................................  8,922     90,450
    Mikron Holding AG.................................................  4,766     26,730
    Mobilezone Holding AG.............................................  2,526     25,478
    Mobimo Holding AG.................................................  1,529    352,903
   *Myriad Group AG...................................................  4,819     13,914
    Nestle SA......................................................... 29,483  1,811,324
    Nobel Biocare Holding AG..........................................  7,365     67,822
    Novartis AG.......................................................  3,867    227,067
    Novartis AG ADR................................................... 25,578  1,499,382
   *OC Oerlikon Corp. AG.............................................. 39,551    322,276
    Orascom Development Holding AG....................................  1,261     17,638
    Orell Fuessli Holding AG..........................................    184     18,845
    Orior AG..........................................................  1,013     50,554
    Panalpina Welttransport Holding AG................................  2,305    221,095
    Partners Group Holding AG.........................................    501     91,394
    Phoenix Mecano AG.................................................    168     83,772
    PSP Swiss Property AG.............................................  1,506    135,209
    PubliGroupe SA....................................................    558     77,785
    Rieters Holdings AG...............................................    609     80,336
    Romande Energie Holding SA........................................     52     56,323
    Schaffner Holding AG..............................................     31      6,585
    Schindler Holding AG..............................................    551     64,548
    Schmolz & Bickenbach AG...........................................  5,880     25,178
    Schweiter Technologies AG.........................................    237    115,300
    Schweizerische National-Versicherungs-Gesellschaft AG.............  3,878    141,609
    SGS SA............................................................     48     95,889
   *Siegfried Holding AG..............................................    817     94,748
    Sika AG...........................................................    177    330,149
    Sonova Holding AG.................................................    728     68,724
    St. Galler Kantonalbank AG........................................    657    225,666
   #Straumann Holding AG..............................................    384     51,535
    Sulzer AG.........................................................  2,814    362,934
    Swatch Group AG (7184725).........................................    829    328,647
    Swatch Group AG (7184736).........................................  1,122     78,171
    Swiss Life Holding AG.............................................  6,474    617,622
    Swiss Re, Ltd..................................................... 35,075  2,195,645
   #Swisscom AG.......................................................    339    135,617
    Swisslog Holding AG............................................... 74,559     69,274
    Swissquote Group Holding SA.......................................  2,586     70,285
    Syngenta AG ADR...................................................  1,600    108,864
    Tamedia AG........................................................    359     36,084
    Tecan Group AG....................................................  1,744    121,185
  #*Temenos Group AG..................................................  7,046     93,208
   *Tornos Holding AG.................................................  2,333     18,120
    U-Blox AG.........................................................  1,145     48,055
    UBS AG............................................................ 64,697    680,614
   #UBS AG ADR........................................................ 34,236    362,902
    Valiant Holding AG................................................  3,653    317,256
    Valora Holding AG.................................................    744    125,921
    Vaudoise Assurances Holding SA....................................    227     63,293
    Verwaltungs und Privat-Bank AG....................................    990     72,471
    Vetropack Holding AG..............................................     45     80,524
  #*Von Roll Holding AG............................................... 12,622     25,532
    Vontobel Holdings AG..............................................  6,677    146,774
    VZ Holding AG.....................................................    157     13,819
    Walliser Kantonalbank AG..........................................     37     32,966

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

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    WMH Walter Meier Holding AG.......................................     105 $    23,414
    Ypsomed Holdings AG...............................................     784      41,492
    Zehnder Group AG..................................................   2,320     137,499
   *Zug Estates Holding AG Class B....................................      32      42,610
    Zuger Kantonalbank AG.............................................      19      95,138
    Zurich Insurance Group AG.........................................  14,680   3,258,115
                                                                               -----------
TOTAL SWITZERLAND.....................................................          31,312,283
                                                                               -----------
UNITED KINGDOM -- (18.0%).............................................
    4imprint Group P.L.C..............................................     979       4,192
   *888 Holdings P.L.C................................................  29,087      36,310
    A.G. Barr P.L.C...................................................   7,158      48,198
    Aberdeen Asset Management P.L.C...................................  87,090     352,022
    Acal P.L.C........................................................   3,887      11,518
    Admiral Group P.L.C...............................................   3,611      61,722
    Aegis Group P.L.C.................................................  82,443     304,570
   *Afren P.L.C....................................................... 192,537     384,070
   *African Barrick Gold, Ltd.........................................  30,305     178,257
    Aga Rangemaster Group P.L.C.......................................   9,912      10,880
    Aggreko P.L.C.....................................................   4,825     154,007
   *Allied Gold Mining P.L.C..........................................  26,000      55,577
    Amec P.L.C........................................................  17,688     308,662
    Amlin P.L.C....................................................... 141,826     835,763
    Anglo American P.L.C..............................................  48,414   1,434,720
    Anglo Pacific Group P.L.C.........................................  16,211      57,343
    Anglo-Eastern Plantations P.L.C...................................      19         220
    Anite P.L.C.......................................................  44,555      88,762
    Antofagasta P.L.C.................................................   8,353     139,570
    ARM Holdings P.L.C................................................  38,280     331,645
    Ashmore Group P.L.C...............................................  17,502      88,596
    Ashtead Group P.L.C............................................... 135,222     533,127
    Associated British Foods P.L.C....................................  21,546     423,159
   *Assura Group, Ltd.................................................  23,540      11,780
    AstraZeneca P.L.C. Sponsored ADR..................................  11,019     515,799
    Aveva Group P.L.C.................................................   5,527     154,375
    Aviva P.L.C....................................................... 209,754     960,498
   #Aviva P.L.C. Sponsored ADR........................................   9,081      84,181
   *AZ Electronic Materials SA........................................   1,381       6,093
    Babcock International Group P.L.C.................................  33,505     449,864
    BAE Systems P.L.C.................................................  49,239     237,640
    Balfour Beatty P.L.C.............................................. 124,060     562,087
    Barclays P.L.C.................................................... 207,884     541,411
    Barclays P.L.C. Sponsored ADR.....................................  33,524     350,661
   *Barratt Developments P.L.C........................................ 259,165     535,287
    BBA Aviation P.L.C................................................ 106,055     303,869
    Beazley P.L.C..................................................... 138,486     343,443
    Bellway P.L.C.....................................................  30,708     385,431
    Berendsen P.L.C...................................................  41,364     329,659
   *Berkeley Group Holdings P.L.C. (The)..............................  28,573     611,298
   *Betfair Group P.L.C...............................................   2,206      26,517
    BG Group P.L.C....................................................  36,356     715,674
    BHP Billiton P.L.C. ADR...........................................   7,096     413,413
    Bloomsbury Publishing P.L.C.......................................   1,196       2,505
    Bodycote P.L.C....................................................  55,300     284,253
    Booker Group P.L.C................................................  97,678     140,591
    Bovis Homes Group P.L.C...........................................  34,610     244,114
    BP P.L.C. Sponsored ADR...........................................  80,492   3,211,631
    Braemar Shipping Services P.L.C...................................   1,245       6,911
    Brewin Dolphin Holdings P.L.C.....................................  57,636     135,481
    British Polythene Industries P.L.C................................   4,284      25,523
    British Sky Broadcasting Group P.L.C..............................   8,574      95,639

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.....................................................  20,218 $ 95,162
    BT Group P.L.C....................................................  16,974   57,749
    BT Group P.L.C. Sponsored ADR.....................................   4,280  145,777
   *BTG P.L.C.........................................................  39,607  231,647
    Bunzl P.L.C.......................................................  16,317  284,320
    Burberry Group P.L.C..............................................  14,668  287,256
    Bwin.Party Digital Entertainment P.L.C............................ 164,386  264,188
    Cable & Wireless Communications P.L.C............................. 230,845  113,386
   *Cairn Energy P.L.C................................................  32,100  143,644
    Cape P.L.C........................................................  21,903  101,585
    Capita P.L.C......................................................   9,318  103,586
    Capital & Counties Properties P.L.C...............................   1,729    5,676
   *Capital & Regional P.L.C..........................................  34,857   12,544
   *Carclo P.L.C......................................................   6,128   42,142
    Carillion P.L.C................................................... 108,682  429,396
    Carnival P.L.C....................................................  17,812  597,452
    Carnival P.L.C. ADR...............................................   1,504   50,399
   *Carpetright P.L.C.................................................   3,609   33,044
    Castings P.L.C....................................................   9,986   50,104
    Catlin Group, Ltd.................................................  92,411  626,378
   *Centamin P.L.C....................................................  99,057  102,715
    Chemring Group P.L.C..............................................  36,226  163,779
    Chesnara P.L.C....................................................  28,258   72,346
    Chime Communications P.L.C........................................   7,386   20,952
    Cineworld Group P.L.C.............................................  28,182   98,879
    Clarkson P.L.C....................................................     893   17,907
    Close Brothers Group P.L.C........................................  39,660  462,278
    Cobham P.L.C...................................................... 163,647  594,948
   *Colt Group SA.....................................................  56,303   98,830
    Compass Group P.L.C...............................................  32,221  345,626
    Computacenter P.L.C...............................................  32,517  180,659
    Consort Medical P.L.C.............................................   6,807   73,041
    Cookson Group P.L.C...............................................  73,304  630,537
    Costain Group P.L.C...............................................   2,521    8,156
    Cranswick P.L.C...................................................  11,516  154,251
    Croda International P.L.C.........................................   7,616  280,109
    CSR P.L.C.........................................................  60,067  294,419
    CSR P.L.C. ADR....................................................     700   13,664
    Daily Mail & General Trust P.L.C. Series A........................  26,509  187,841
    Dairy Crest Group P.L.C...........................................  36,421  192,387
    De La Rue P.L.C...................................................  10,052  160,591
    Debenhams P.L.C................................................... 341,473  491,222
    Dechra Pharmaceuticals P.L.C......................................   6,157   47,303
    Development Securities P.L.C......................................  18,402   41,227
    Devro P.L.C.......................................................  26,558  123,949
    Dialight P.L.C....................................................   3,025   48,785
    Dignity P.L.C.....................................................   6,668   89,047
    Diploma P.L.C.....................................................  18,621  121,405
   *Dixons Retail P.L.C............................................... 717,745  177,982
    Domino Printing Sciences P.L.C....................................  16,343  141,235
    Domino's Pizza Group P.L.C........................................   8,282   66,806
    Drax Group P.L.C..................................................  74,266  552,237
    DS Smith P.L.C.................................................... 204,347  479,267
    Dunelm Group P.L.C................................................   2,288   19,999
    E2V Technologies P.L.C............................................  19,164   34,334
    easyJet P.L.C.....................................................  45,711  401,152
    Electrocomponents P.L.C...........................................  67,573  226,907
    Elementis P.L.C...................................................  92,492  304,057
   *EnQuest P.L.C..................................................... 135,557  238,819
   *Enterprise Inns P.L.C............................................. 109,314   98,353
    Eurasian Natural Resources Corp. P.L.C............................  22,701  139,110

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
    Euromoney Institutional Investor P.L.C............................   5,292 $   59,170
    Evraz P.L.C.......................................................  23,957     88,857
   *Exillon Energy P.L.C..............................................  12,528     18,983
    Experian P.L.C....................................................   9,848    146,026
    F&C Asset Management P.L.C........................................ 126,978    174,871
    Fenner P.L.C......................................................  45,184    247,903
    Ferrexpo P.L.C....................................................  12,455     35,320
    Fiberweb P.L.C....................................................  45,220     48,820
    Fidessa Group P.L.C...............................................   4,266     93,545
    Filtrona P.L.C....................................................  26,942    195,975
   *Findel P.L.C...................................................... 203,693      9,623
    Firstgroup P.L.C..................................................  76,968    268,743
    Fortune Oil P.L.C................................................. 194,600     28,323
    Fresnillo P.L.C...................................................     219      4,972
    Fuller Smith & Turner P.L.C. Series A.............................   7,612     85,948
    G4S P.L.C.........................................................  98,556    382,849
    Galliford Try P.L.C...............................................  19,811    189,468
   *Gem Diamonds, Ltd.................................................  28,445     87,701
    Genus P.L.C.......................................................  10,956    219,535
    GKN P.L.C......................................................... 166,610    547,797
    Go-Ahead Group P.L.C..............................................   4,714     94,774
    Greencore Group P.L.C............................................. 117,036    138,527
    Greene King P.L.C.................................................  56,861    533,032
    Greggs P.L.C......................................................  15,704    126,544
    Halfords Group P.L.C..............................................  41,756    134,233
    Halma P.L.C.......................................................  26,394    163,300
   *Hardy Oil & Gas P.L.C.............................................   8,461     15,159
    Hargreaves Lansdown P.L.C.........................................  16,210    143,613
    Hays P.L.C........................................................  92,832    109,059
    Headlam Group P.L.C...............................................  17,739     76,978
    Helical Bar P.L.C.................................................  28,715     88,632
    Henderson Group P.L.C............................................. 137,423    209,830
   *Heritage Oil P.L.C................................................  45,942     88,597
    Hikma Pharmaceuticals P.L.C.......................................  24,555    267,405
    Hill & Smith Holdings P.L.C.......................................  18,702     88,453
    Hiscox, Ltd.......................................................  99,415    687,320
    Hochschild Mining P.L.C...........................................  22,123    145,063
    Hogg Robinson Group P.L.C.........................................   4,980      4,660
    Home Retail Group P.L.C...........................................  78,259     94,852
    Homeserve P.L.C...................................................  23,589     76,804
    Howden Joinery Group P.L.C........................................  77,176    166,446
   #HSBC Holdings P.L.C. Sponsored ADR................................ 102,908  4,301,554
    Hunting P.L.C.....................................................  21,885    266,611
    Huntsworth P.L.C..................................................  25,889     18,206
    Hyder Consulting P.L.C............................................     977      5,960
    ICAP P.L.C........................................................  75,449    375,604
    IG Group Holdings P.L.C...........................................  34,401    241,657
   *Imagination Technologies Group P.L.C..............................   9,631     75,419
    IMI P.L.C.........................................................  15,182    195,019
    Imperial Tobacco Group P.L.C......................................  12,246    475,200
    Inchcape P.L.C.................................................... 108,309    637,355
    Informa P.L.C..................................................... 109,445    633,360
    Inmarsat P.L.C....................................................  45,303    348,356
   *Innovation Group P.L.C............................................ 197,432     56,439
    InterContinental Hotels Group P.L.C...............................   4,777    118,019
    InterContinental Hotels Group P.L.C. ADR..........................   1,100     27,170
    Intermediate Capital Group P.L.C..................................  61,578    250,099
   *International Consolidated Airlines Group SA...................... 189,265    473,308
   *International Ferro Metals, Ltd...................................  82,212     17,354
    International Personal Finance P.L.C..............................  31,376    137,416
    Interserve P.L.C..................................................  37,094    188,725

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
UNITED KINGDOM -- (Continued)
    Intertek Group P.L.C..............................................     4,367 $  186,671
    Invensys P.L.C....................................................    82,156    309,246
    Investec P.L.C....................................................   102,274    602,610
   *IP Group P.L.C....................................................    56,362    124,618
    ITE Group P.L.C...................................................    26,693     79,858
    ITV P.L.C.........................................................   269,602    318,129
    James Fisher & Sons P.L.C.........................................    11,653    110,649
    Jardine Lloyd Thompson Group P.L.C................................     7,270     83,416
    JD Sports Fashion P.L.C...........................................     3,602     38,777
    JD Wetherspoon P.L.C..............................................    18,334    132,987
   *JKX Oil & Gas P.L.C...............................................    19,692     26,926
    John Menzies P.L.C................................................     6,307     61,879
    John Wood Group P.L.C.............................................    59,682    725,795
    Johnson Matthey P.L.C.............................................     8,594    292,971
    Jupiter Fund Management P.L.C.....................................    35,639    120,919
    Kazakhmys P.L.C...................................................    18,315    201,230
    KCOM Group P.L.C..................................................    53,721     65,789
    Keller Group P.L.C................................................    10,016     73,013
    Kesa Electricals P.L.C............................................    56,339     37,676
    Kier Group P.L.C..................................................     5,615    111,489
    Kingfisher P.L.C..................................................   232,192    968,398
   *Kofax P.L.C.......................................................    12,844     55,900
    Ladbrokes P.L.C...................................................    82,902    199,526
    Laird P.L.C.......................................................    69,307    235,227
    Lamprell P.L.C....................................................    27,405     33,836
    Lancashire Holdings, Ltd..........................................    37,973    464,952
    Laura Ashley Holdings P.L.C.......................................    22,105      7,274
    Lavendon Group P.L.C..............................................    16,297     29,949
    Legal & General Group P.L.C.......................................   594,171  1,182,713
   *Lloyds Banking Group P.L.C........................................ 1,911,509    906,620
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................    46,132     87,189
    Logica P.L.C......................................................   210,894    344,989
    London Stock Exchange Group P.L.C.................................    24,527    371,730
   #Lonmin P.L.C......................................................    32,819    357,520
    Lookers P.L.C.....................................................    63,385     64,805
    Low & Bonar P.L.C.................................................    20,699     19,411
    LSL Property Services P.L.C.......................................     1,287      4,438
   *Man Group P.L.C...................................................   226,995    282,763
    Management Consulting Group P.L.C.................................    29,849     11,210
    Marks & Spencer Group P.L.C.......................................    48,250    251,743
    Marshalls P.L.C...................................................    19,919     25,569
    Marston's P.L.C...................................................   149,111    259,758
   *McBride P.L.C.....................................................    40,404     75,990
    Mears Group P.L.C.................................................    26,230    110,617
    Mecom Group P.L.C.................................................    31,967     34,500
    Meggitt P.L.C.....................................................   105,432    631,922
   #Melrose P.L.C.....................................................    62,679    216,230
    Melrose Resources P.L.C...........................................    11,192     20,708
    Michael Page International P.L.C..................................    15,548     89,173
    Micro Focus International P.L.C...................................     5,049     42,374
    Millennium & Copthorne Hotels P.L.C...............................    44,872    336,187
   *Mitchells & Butlers P.L.C.........................................    61,137    249,324
    Mitie Group P.L.C.................................................    73,516    312,074
    Mondi P.L.C.......................................................    65,218    554,844
    Moneysupermarket.com Group P.L.C..................................    54,769    121,726
    Morgan Crucible Co. P.L.C.........................................    52,261    206,490
    Morgan Sindall Group P.L.C........................................     7,602     79,798
    Mothercare P.L.C..................................................    14,702     45,643
    N Brown Group P.L.C...............................................    43,294    178,149
    National Express Group P.L.C......................................   106,793    352,329
    NCC Group P.L.C...................................................     3,591     47,094

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
   *New World Resources P.L.C. Series A...............................       8 $       37
    Next P.L.C........................................................   3,701    186,350
   *Northgate P.L.C...................................................  21,162     65,708
    Novae Group P.L.C.................................................  11,901     67,547
  #*Ocado Group P.L.C.................................................  36,964     43,753
    Old Mutual P.L.C.................................................. 456,831  1,124,526
   *Optos P.L.C.......................................................   6,694     17,801
    Oxford Instruments P.L.C..........................................   6,221    122,053
    Pace P.L.C........................................................  53,548    126,836
    PayPoint P.L.C....................................................   1,351     14,788
    Pearson P.L.C.....................................................  15,716    294,229
    Pearson P.L.C. Sponsored ADR......................................  21,531    404,352
   *Pendragon P.L.C................................................... 129,184     30,887
    Pennon Group P.L.C................................................  21,112    253,923
    Persimmon P.L.C...................................................  79,548    765,539
   *Petra Diamonds, Ltd...............................................   6,375     11,989
    Petrofac, Ltd.....................................................   4,912    114,260
    Petropavlovsk P.L.C...............................................  41,647    281,203
    Phoenix Group Holdings P.L.C......................................  11,270     85,664
    Phoenix IT Group, Ltd.............................................  10,671     28,906
    Photo-Me International P.L.C......................................  17,478     10,088
    Premier Farnell P.L.C.............................................  44,337    123,264
   *Premier Foods P.L.C...............................................  65,881     74,120
   *Premier Oil P.L.C.................................................  71,199    429,014
    Provident Financial P.L.C.........................................   6,445    129,737
    Prudential P.L.C..................................................  68,348    813,325
    Prudential P.L.C. ADR.............................................     800     19,024
    Psion P.L.C.......................................................  17,081     23,320
   *Punch Taverns P.L.C............................................... 139,592     13,112
   *PV Crystalox Solar P.L.C..........................................  35,503      4,008
    PZ Cussons P.L.C..................................................  16,088     77,257
    Qinetiq Group P.L.C............................................... 126,269    330,772
   *Quintain Estates & Development P.L.C.............................. 101,933     79,424
    R.E.A. Holdings P.L.C.............................................   1,822     15,455
    Randgold Resources, Ltd...........................................     810     72,807
    Rathbone Brothers P.L.C...........................................   8,079    163,160
   *Raven Russia, Ltd.................................................  27,827     26,768
   *Redrow P.L.C......................................................  58,585    114,492
    Reed Elsevier P.L.C...............................................   3,037     25,564
    Reed Elsevier P.L.C. ADR..........................................     300     10,107
    Regus P.L.C....................................................... 167,996    240,661
    Renishaw P.L.C....................................................   5,590    131,983
   *Renold P.L.C......................................................   9,237      4,184
    Rentokil Initial P.L.C............................................  63,933     71,968
    Resolution, Ltd................................................... 255,853    823,824
    Restaurant Group P.L.C............................................  25,626    130,783
    Rexam P.L.C....................................................... 142,831    970,766
    Ricardo P.L.C.....................................................   7,021     38,560
    Rightmove P.L.C...................................................   7,424    173,274
    Rio Tinto P.L.C...................................................   5,471    251,948
   #Rio Tinto P.L.C. Sponsored ADR....................................   8,363    386,454
    RM P.L.C..........................................................   9,841     11,593
    Robert Walters P.L.C..............................................  16,237     47,637
   *Rolls-Royce Holdings P.L.C........................................  50,296    668,566
    Rotork P.L.C......................................................   4,681    161,584
   *Royal Bank of Scotland Group P.L.C................................ 172,486    578,144
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................  13,214     89,723
   #Royal Dutch Shell P.L.C. ADR......................................  88,550  6,248,088
    Royal Dutch Shell P.L.C. Series A.................................     160      5,437
    Royal Dutch Shell P.L.C. Series B.................................   6,539    230,026
    RPC Group P.L.C...................................................  41,398    265,784

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C...................................................  58,383 $  220,918
    RSA Insurance Group P.L.C......................................... 685,426  1,166,478
    SABmiller P.L.C...................................................  11,816    509,473
    Safestore Holdings P.L.C..........................................  11,869     18,769
    Sage Group P.L.C.................................................. 103,070    463,491
    Sainsbury (J.) P.L.C.............................................. 123,819    626,205
   *Salamander Energy P.L.C...........................................  46,103    135,378
    Savills P.L.C.....................................................  32,530    187,905
    Schroders P.L.C...................................................  10,034    201,438
    Schroders P.L.C. Non-Voting.......................................   6,442    106,204
    SDL P.L.C.........................................................  15,462    165,827
    Senior P.L.C......................................................  75,073    226,100
    Serco Group P.L.C.................................................  20,448    184,282
    Severfield-Rowen P.L.C............................................  22,934     54,397
    Severn Trent P.L.C................................................   5,504    148,666
    Shanks Group P.L.C................................................ 107,075    131,380
    Shire P.L.C. ADR..................................................   1,800    155,124
    SIG P.L.C......................................................... 149,778    220,070
    Smith & Nephew P.L.C..............................................   7,200     73,692
    Smith & Nephew P.L.C. Sponsored ADR...............................   1,400     71,414
    Smiths Group P.L.C................................................  14,750    246,050
    Smiths News P.L.C.................................................  20,687     37,129
   *SOCO International P.L.C..........................................  39,498    201,326
   *Southern Cross Healthcare Group P.L.C.............................  27,167         --
    Spectris P.L.C....................................................  18,022    435,775
    Speedy Hire P.L.C.................................................  63,745     23,873
    Spirax-Sarco Engineering P.L.C....................................   4,673    143,546
    Spirent Communications P.L.C...................................... 122,722    317,034
    Spirit Pub Co. P.L.C.............................................. 194,950    157,479
   *Sportech P.L.C....................................................   2,757      2,613
    Sportingbet P.L.C.................................................  46,138     24,160
   *Sports Direct International P.L.C.................................  28,039    126,474
    SSE P.L.C.........................................................  25,621    526,243
    St. Ives Group P.L.C..............................................  15,536     17,518
    St. James's Place P.L.C...........................................  18,272     98,166
    St. Modwen Properties P.L.C.......................................  27,735     76,934
    Stagecoach Group P.L.C............................................  22,045     97,385
    Standard Chartered P.L.C..........................................  70,024  1,602,990
    Standard Life P.L.C............................................... 268,835  1,016,436
    Sthree P.L.C......................................................  12,874     58,094
   *SuperGroup P.L.C..................................................   1,850     12,095
    Synergy Health P.L.C..............................................  11,910    168,272
    TalkTalk Telecom Group P.L.C......................................  61,807    167,968
   *Talvivaara Mining Co. P.L.C.......................................  20,882     48,896
    Tate & Lyle P.L.C.................................................  45,004    464,879
    Taylor Wimpey P.L.C............................................... 883,661    609,811
    Ted Baker P.L.C...................................................     479      6,642
   *Telecity Group P.L.C..............................................  11,774    157,980
    Telecom Plus P.L.C................................................   4,094     51,275
    Tesco P.L.C....................................................... 160,684    800,040
    Thomas Cook Group P.L.C........................................... 153,589     40,212
    Travis Perkins P.L.C..............................................  58,572    923,107
   *Trinity Mirror P.L.C..............................................  60,279     25,019
    TT electronics P.L.C..............................................  48,065    111,342
    TUI Travel P.L.C.................................................. 124,064    354,302
    Tullett Prebon P.L.C..............................................  59,611    254,387
    Tullow Oil P.L.C..................................................  10,521    211,763
    UBM P.L.C.........................................................  24,714    247,665
   *UK Coal P.L.C.....................................................  31,121      4,092
    Ultra Electronics Holdings P.L.C..................................   5,104    117,243
    Unite Group P.L.C.................................................  12,079     40,044

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
UNITED KINGDOM -- (Continued)
    United Utilities Group P.L.C......................................   8,697 $     93,006
    UTV Media P.L.C...................................................   4,124        8,716
   *Vectura Group P.L.C...............................................  65,814       71,101
   *Vedanta Resources P.L.C...........................................  18,726      284,832
   *Veripos, Inc......................................................   2,378        4,576
    Victrex P.L.C.....................................................   7,594      150,725
    Vitec Group P.L.C. (The)..........................................   5,880       57,530
    Vodafone Group P.L.C. Sponsored ADR............................... 165,738    4,764,968
    Weir Group P.L.C. (The)...........................................   8,931      230,647
    WH Smith P.LC.....................................................  19,644      169,318
    Whitbread P.L.C...................................................  17,900      597,987
    William Hill P.L.C................................................  93,750      460,770
    William Morrison Supermarkets P.L.C............................... 184,950      802,997
   *Wincanton P.L.C...................................................   8,167        5,116
   *Wolfson Microelectronics P.L.C....................................  14,929       47,170
    Wolseley P.L.C....................................................  13,450      483,747
    WPP P.L.C.........................................................  36,317      459,197
   #WPP P.L.C. Sponsored ADR..........................................  13,042      829,080
    WS Atkins P.L.C...................................................  13,476      155,953
    WSP Group P.L.C...................................................  10,790       73,420
    Xaar P.L.C........................................................   1,530        5,602
   *Xchanging P.L.C...................................................  59,342       90,102
    Xstrata P.L.C.....................................................  77,287    1,021,327
  #*Yell Group P.L.C.................................................. 869,269       17,666
    Yule Catto & Co. P.L.C............................................  54,799      120,266
                                                                               ------------
TOTAL UNITED KINGDOM..................................................          102,232,390
                                                                               ------------
UNITED STATES -- (0.0%)
   *Johnson & Johnson.................................................       1           60
  #*Molycorp, Inc.....................................................   1,407       24,510
                                                                               ------------
TOTAL UNITED STATES...................................................               24,570
                                                                               ------------
TOTAL COMMON STOCKS...................................................          511,687,272
                                                                               ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE......................................   2,021      103,993
                                                                               ------------
SWEDEN -- (0.0%)
    Klovern AB........................................................     109        2,290
                                                                               ------------
TOTAL PREFERRED STOCKS................................................              106,283
                                                                               ------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights...................   6,648           --
   *VDM Group, Ltd. Warrants 11/30/13.................................  23,122          219
                                                                               ------------
TOTAL AUSTRALIA.......................................................                  219
                                                                               ------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................................   7,342            9
   *Nyrstar NV STRIP VVPR.............................................  11,235           28
   *Tessenderlo Chemie NV STRIP VVPR..................................     670           98
                                                                               ------------
TOTAL BELGIUM.........................................................                  135
                                                                               ------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 01/18/13.............................     953          428
                                                                               ------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................   5,556          301
                                                                               ------------
GREECE -- (0.0%)
   *Cyprus Popular Bank PCL Rights 06/29/12........................... 274,207           --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                SHARES      VALUE++
                                                                                ------      -------
GREECE -- (Continued)
   *Teletypos S.A. Mega Channel Rights 08/06/12........................          1,037 $          1
                                                                                       ------------
TOTAL GREECE...........................................................                           1
                                                                                       ------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12..............................          7,928           --
                                                                                       ------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12.........................         37,783        3,761
                                                                                       ------------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12.......................................         82,787           41
                                                                                       ------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13..............................         95,999        1,543
                                                                                       ------------
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12.................................        219,822       40,300
   *Pescanova SA Rights 07/26/12.......................................          2,233           27
                                                                                       ------------
TOTAL SPAIN............................................................                      40,327
                                                                                       ------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12.............................         27,224          279
                                                                                       ------------
UNITED KINGDOM -- (0.1%)
   *Melrose P.L.C. FPR 07/31/12........................................        125,358      433,570
                                                                                       ------------
TOTAL RIGHTS/WARRANTS..................................................                     480,605
                                                                                       ------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)        VALUE+
                                                                               -------      -------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@DFA Short Term Investment Fund.....................................     51,000,000   51,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $5,346,707) to be repurchased at $5,241,898...         $5,242    5,241,870
                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL....................................                  56,241,870
                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $560,097,722)^^...............................................                $568,516,030
                                                                                       ============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   913,783 $ 34,714,530   --    $ 35,628,313
     Austria....................          --    2,844,044   --       2,844,044
     Belgium....................     572,142    4,865,036   --       5,437,178
     Canada.....................  56,182,163       35,992   --      56,218,155
     China......................          --       37,476   --          37,476
     Denmark....................          --    5,562,852   --       5,562,852
     Finland....................          --    8,206,065   --       8,206,065
     France.....................   1,566,386   29,691,059   --      31,257,445
     Germany....................   2,159,438   25,253,078   --      27,412,516
     Greece.....................      54,458    1,813,229   --       1,867,687
     Hong Kong..................      14,291   12,921,697   --      12,935,988
     Ireland....................     985,230    3,077,537   --       4,062,767
     Israel.....................     664,744    2,225,604   --       2,890,348
     Italy......................     805,873   10,773,779   --      11,579,652
     Japan......................   2,629,940  110,839,978   --     113,469,918
     Netherlands................   2,397,141   10,048,119   --      12,445,260
     New Zealand................       5,757    1,639,387   --       1,645,144
     Norway.....................     418,827    6,410,827   --       6,829,654
     Portugal...................          --    1,790,656   --       1,790,656
     Singapore..................          --    9,623,588   --       9,623,588
     Spain......................     749,212    7,974,957   --       8,724,169
     Sweden.....................       8,325   17,640,829   --      17,649,154
     Switzerland................   2,262,975   29,049,308   --      31,312,283
     United Kingdom.............  22,179,772   80,052,618   --     102,232,390
     United States..............      24,570           --   --          24,570
  Preferred Stocks
     Germany....................          --      103,993   --         103,993
     Sweden.....................          --        2,290   --           2,290
  Rights/Warrants
     Australia..................          --          219   --             219
     Belgium....................          --          135   --             135
     Canada.....................          --          428   --             428
     France.....................          --          301   --             301
     Greece.....................          --            1   --               1
     Italy......................          --           --   --              --
     Norway.....................          --        3,761   --           3,761
     Portugal...................          --           41   --              41
     Singapore..................          --        1,543   --           1,543
     Spain......................          --       40,327   --          40,327
     Switzerland................          --          279   --             279
     United Kingdom.............          --      433,570   --         433,570
  Securities Lending Collateral.          --   56,241,870   --      56,241,870
                                 ----------- ------------   --    ------------
  TOTAL......................... $94,595,027 $473,921,003   --    $568,516,030
                                 =========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                              SHARES    VALUE+
                                                              ------    ------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company..........................         $36,010,966
Investment in Dimensional Emerging Markets Value Fund........          12,269,214
Investment in DFA International Small Cap Value Portfolio of
   DFA Investment Dimensions Group Inc....................... 309,373   4,294,097
                                                                      -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $54,884,167)....................................          52,574,277
                                                                      -----------
     TOTAL INVESTMENTS - (100.0%) (Cost $54,884,167)^^.......         $52,574,277
                                                                      ===========

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                           LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                         ----------- ------- ------- -----------
Affiliated Investment Companies......... $52,574,277   --      --    $52,574,277
                                         -----------   --      --    -----------
TOTAL................................... $52,574,277   --      --    $52,574,277
                                         ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                               SHARES     VALUE+
                                                               ------     ------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc....................... 1,146,608 $13,105,729
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc....................... 1,277,190  11,954,498
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.......................   329,693   5,944,365
                                                                        -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $30,354,687)....................................            31,004,592
                                                                        -----------
     TOTAL INVESTMENTS - (100.0%) (Cost $30,354,687)^^.......           $31,004,592
                                                                        ===========

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                           LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                         ----------- ------- ------- -----------
Affiliated Investment Companies......... $31,004,592      --   --    $31,004,592
Futures Contracts**.....................      74,292      --   --         74,292
Forward Currency Contracts**............          -- $78,854   --         78,854
                                         ----------- -------   --    -----------
TOTAL................................... $31,078,884 $78,854   --    $31,157,738
                                         =========== =======   ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company............................. $2,577,168,865
                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,713,434,797)^^.................................. $2,577,168,865
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund
   The DFA Investment Trust Company............................. $15,227,113,867
                                                                 ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $16,342,083,478)^^................................. $15,227,113,867
                                                                 ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                  (UNAUDITED)
                                   CONTINUED

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company............................. $2,451,315,102
                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,337,589,631)^^.................................. $2,451,315,102
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (85.6%)
BRAZIL -- (7.1%)
   AES Tiete SA.......................................................   145,909 $ 1,746,607
   Aliansce Shopping Centers SA.......................................   128,652   1,179,666
   All America Latina Logistica SA.................................... 1,875,630   8,704,490
   Amil Participacoes SA..............................................   224,840   2,163,695
   Anhanguera Educacional Participacoes SA............................   461,680   6,556,162
  *Arezzo Industria e Comercio SA.....................................    95,959   1,510,188
   Autometal SA.......................................................    46,400     357,986
  *B2W Cia Global Do Varejo SA........................................   142,500     468,695
  *Banco ABC Brasil SA................................................    13,502      69,315
   Banco Bradesco SA.................................................. 1,175,090  14,874,992
   Banco do Brasil SA................................................. 1,680,221  17,768,099
   Banco Santander Brasil SA ADR...................................... 2,341,263  17,863,837
   Bematech SA........................................................    69,300     127,156
  *BHG SA - Brazil Hospitality Group..................................     4,400      41,698
   BM&F Bovespa SA.................................................... 5,809,489  32,687,589
   BR Malls Participacoes SA.......................................... 1,003,917  11,743,066
   Brasil Brokers Participacoes SA....................................   714,522   2,210,653
   BRF - Brasil Foods SA..............................................   437,206   6,242,752
  #BRF - Brasil Foods SA ADR.......................................... 1,233,685  17,740,390
   Brookfield Incorporacoes SA........................................ 1,014,890   1,540,263
  *Camargo Correa Desenvolvimento Imobiliario SA......................    74,110     196,016
   CCR SA............................................................. 1,189,900   9,935,189
  *CCX Carvao da Colombia SA..........................................    79,719     165,336
   Centrais Eletricas Brasileiras SA..................................   111,500     765,025
  #Centrais Eletricas Brasileiras SA ADR..............................   130,848   1,262,683
   Centrais Eletricas Brasileiras SA Sponsored ADR....................   322,427   2,202,176
   CETIP SA - Mercados Organizados....................................   344,665   4,344,474
   Cia de Saneamento Basico do Estado de Sao Paulo....................    17,100     720,733
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR................   126,300  10,659,720
   Cia de Saneamento de Minas Gerais-Copasa SA........................   295,281   7,222,079
   Cia Energetica de Minas Gerais SA..................................   113,188   1,822,754
   Cia Hering SA......................................................   220,852   4,386,432
  *Cia Paranaense de Energia SA.......................................       300       5,286
   Cia Providencia Industria e Comercio SA............................    22,200      65,326
   Cia Siderurgica Nacional SA........................................   170,500     878,626
   Cia Siderurgica Nacional SA Sponsored ADR.......................... 1,458,714   7,556,139
   Cielo SA...........................................................   395,861  11,569,443
   Cosan SA Industria e Comercio......................................   376,006   5,713,853
   CPFL Energia SA....................................................   115,400   1,338,036
   CPFL Energia SA ADR................................................    87,328   2,020,770
   CR2 Empreendimentos Imobiliarios SA................................    27,200      57,740
   Cremer SA..........................................................    66,400     499,004
   CSU Cardsystem SA..................................................    48,750      94,683
   Cyrela Brazil Realty SA Empreendimentos e Participacoes............ 1,048,500   7,674,946
   Cyrela Commercial Properties SA Empreendimentos e Participacoes....    12,634     166,464
   Diagnosticos da America SA.........................................   750,100   4,224,163
   Direcional Engenharia SA...........................................   128,395     604,632
   Duratex SA.........................................................   925,390   5,396,453
   EcoRodovias Infraestrutura e Logistica SA..........................   413,128   3,322,443
   Embraer SA.........................................................   233,006   1,484,998
   Embraer SA ADR.....................................................   450,202  11,426,127
   Energias do Brazil SA..............................................   866,520   5,738,179
   Equatorial Energia SA..............................................   254,713   1,904,257
   Estacio Participacoes SA...........................................   299,800   3,688,248
   Eternit SA.........................................................   334,110   1,749,463
   Even Construtora e Incorporadora SA................................   967,033   3,072,118
   EZ Tec Empreendimentos e Participacoes SA..........................   199,480   2,117,260
  *Fertilizantes Heringer SA..........................................   122,308     918,563

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
BRAZIL -- (Continued)
   *Fibria Celulose SA................................................    54,796 $   417,147
  #*Fibria Celulose SA Sponsored ADR..................................   955,147   7,345,080
    Fleury SA.........................................................   143,893   1,520,244
    Forjas Taurus SA..................................................    51,317      67,865
   *Gafisa SA.........................................................   168,400     209,555
  #*Gafisa SA ADR.....................................................   681,100   1,668,695
   *General Shopping Brasil SA........................................   180,100     781,324
    Gerdau SA.........................................................   544,182   4,001,963
  #*Gol Linhas Aereas Inteligentes SA ADR.............................   132,200     616,052
    Grendene SA.......................................................   414,038   2,339,723
    Guararapes Confeccoes SA..........................................    20,219     850,615
    Helbor Empreendimentos SA.........................................   473,169   2,098,920
   *Hypermarcas SA.................................................... 1,109,516   7,119,918
   *IdeiasNet SA......................................................   235,543     197,703
    Iguatemi Empresa de Shopping Centers SA...........................   161,622   3,442,709
    Industrias Romi SA................................................    57,300     150,716
   *Inepar SA Industria e Construcoes.................................    21,595      24,027
    International Meal Co. Holdings SA................................    58,454     547,400
    Iochpe-Maxion SA..................................................   258,169   2,799,393
    Itau Unibanco Holding SA..........................................   438,259   6,095,248
   *JBS SA............................................................ 2,287,803   6,039,925
    JHSF Participacoes SA.............................................   323,229     979,530
    Joao Fortes Engenharia SA.........................................    10,400      35,374
    JSL SA............................................................   204,318   1,017,004
   *Kepler Weber SA................................................... 2,599,700     304,474
   *Kroton Educacional SA Common Shares...............................    18,186      17,749
   *Kroton Educacional SA Unit Shares.................................   311,464   4,711,782
    Light SA..........................................................   427,296   5,275,517
   *LLX Logistica SA..................................................   433,350     634,418
    Localiza Rent a Car SA............................................   247,200   3,992,934
   *Log-in Logistica Intermodal SA....................................   147,779     459,375
    Lojas Americanas SA...............................................   228,610   1,502,724
    Lojas Renner SA...................................................   221,332   6,585,307
    LPS Brasil Consultoria de Imoveis SA..............................    89,090   1,560,771
   *Lupatech SA.......................................................    85,100     131,230
   *M. Dias Branco SA.................................................    91,485   2,567,044
    Magnesita Refratarios SA..........................................   402,243   1,183,645
    Mahle-Metal Leve SA Industria e Comercio..........................   247,346   2,678,415
    Marcopolo SA......................................................     8,800      38,649
   *Marfrig Alimentos SA..............................................   617,347   2,910,195
    Marisa Lojas SA...................................................   111,156   1,218,854
   *Metalfrio Solutions SA............................................    41,821      71,634
    Mills Estruturas e Servicos de Engenharia SA......................   228,687   3,111,357
    Minerva SA........................................................   338,630   1,531,866
   *MMX Mineracao e Metalicos SA...................................... 1,040,249   2,929,063
   *MPX Energia SA....................................................    79,719   1,302,845
    MRV Engenharia e Participacoes SA................................. 1,155,707   6,344,771
    Multiplan Empreendimentos Imobiliarios SA.........................   162,004   4,075,398
   *Multiplus SA......................................................   108,004   2,611,028
    Natura Cosmeticos SA..............................................   307,200   8,024,798
    Obrascon Huarte Lain Brasil SA....................................   363,885   3,135,960
   *OdontoPrev SA.....................................................   640,292   3,090,224
   *OGX Petroleo e Gas Participacoes SA...............................   372,369   1,037,589
    Oi SA.............................................................   407,359   2,321,858
   #Oi SA ADR (670851104).............................................   136,542     767,366
   #Oi SA ADR (670851203).............................................   618,313   9,181,948
   *OSX Brasil SA.....................................................   145,000     849,112
   *Paranapanema SA...................................................   841,096     939,933
    PDG Realty SA Empreendimentos e Participacoes..................... 3,528,315   5,974,650
    Petroleo Brasileiro SA............................................   265,200   2,598,680
    Petroleo Brasileiro SA ADR........................................ 2,555,039  50,155,416

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         SHARES      VALUE++
                                                                                         ------      -------
BRAZIL -- (Continued)
   Plascar Participacoes Industriais SA..............................................   204,200 $     80,715
   Porto Seguro SA...................................................................   480,652    4,156,331
  *PortX Operacoes Portuarias SA.....................................................    96,700      139,208
  *Positivo Informatica SA...........................................................   130,200      343,735
   Profarma Distribuidora de Produtos Farmaceuticos SA...............................    10,400       55,522
  *QGEP Participacoes SA.............................................................   204,631      871,769
   Raia Drogasil SA..................................................................   439,440    4,936,516
   Redecard SA.......................................................................   343,370    5,537,956
   Redentor Energia SA...............................................................       100          351
  *Refinaria de Petroleos Manguinhos SA..............................................   915,274      361,786
   Restoque Comercio e Confeccoes de Roupas SA.......................................   319,623    1,653,330
   Rodobens Negocios Imobiliarios SA.................................................    58,700      279,292
   Rossi Residencial SA..............................................................   778,556    1,785,679
   Santos Brasil Participacoes SA....................................................   155,222    2,423,166
   Sao Carlos Empreendimentos e Participacoes SA.....................................     8,800      151,161
   Sao Martinho SA...................................................................   188,287    2,021,430
   SLC Agricola SA...................................................................   162,245    1,793,309
   Sonae Sierra Brasil SA............................................................    41,964      578,510
   Souza Cruz SA.....................................................................   446,800    6,329,594
  *Springs Global Participacoes SA...................................................   129,200      166,449
   Sul America SA....................................................................   757,725    4,588,802
  *TAM SA Sponsored ADR..............................................................    20,300      527,800
   Tecnisa SA........................................................................   390,495    1,391,086
   Tegma Gestao Logistica SA.........................................................    69,500    1,159,916
   Telefonica Brasil SA..............................................................    75,990    1,607,538
  *Tempo Participacoes SA............................................................   223,997      405,538
   Tereos Internacional SA...........................................................    66,488       86,306
  *Terna Participacoes SA............................................................    18,400      641,019
   Tim Participacoes SA..............................................................   328,766    1,370,126
  #Tim Participacoes SA ADR..........................................................   188,073    3,977,744
   Totvs SA..........................................................................   268,588    4,941,327
   Tractebel Energia SA..............................................................   201,056    3,608,647
  *Trisul SA.........................................................................    35,585       44,802
   Triunfo Participacoes e Investimentos SA..........................................    62,324      243,311
   Ultrapar Participacoes SA.........................................................   520,868   12,213,404
   Usinas Siderurgicas de Minas Gerais SA............................................   258,044    1,041,394
  #Vale SA Sponsored ADR............................................................. 2,488,228   44,912,515
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA...   173,529    2,713,190
  *Vanguarda Agro SA................................................................. 4,292,646      775,073
  *Viver Incorporadora e Construtora SA..............................................   554,628      397,864
   WEG SA............................................................................   525,585    4,809,057
                                                                                                ------------
TOTAL BRAZIL.........................................................................            593,884,113
                                                                                                ------------
CHILE -- (1.7%)......................................................................
  *AES Gener SA...................................................................... 4,792,891    2,606,181
   Aguas Andinas SA Series A......................................................... 6,120,766    4,044,460
   Banco de Chile SA................................................................. 8,556,935    1,219,507
  #Banco de Chile SA Series F ADR....................................................    38,826    3,317,299
   Banco de Credito e Inversiones SA.................................................    77,617    4,919,875
   Banco Santander Chile SA..........................................................   988,793       71,771
  #Banco Santander Chile SA ADR......................................................    83,684    6,289,689
   Banmedica SA......................................................................   311,480      548,121
   Besalco SA........................................................................   904,412    1,531,552
   CAP SA............................................................................   151,340    5,439,149
  *Cementos Bio-Bio SA...............................................................   180,149      264,952
   Cencosud SA....................................................................... 1,824,923   10,433,532
   Cia Cervecerias Unidas SA.........................................................    68,962      911,398
   Cia Cervecerias Unidas SA ADR.....................................................    40,662    2,693,044
   Cia General de Electricidad SA....................................................   244,809    1,075,080
   Cintac SA.........................................................................   161,631       71,985
   Clinica LAS Condes SA.............................................................        39        3,070

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                            SHARES      VALUE++
                                                                            ------      -------
CHILE -- (Continued)
   *Colbun SA.........................................................  11,974,491 $  3,336,238
   *Compania Sud Americana de Vapores SA..............................  10,595,692    1,294,968
    Corpbanca SA...................................................... 323,884,733    4,045,624
   #Corpbanca SA ADR..................................................      39,606      735,879
    Cristalerias de Chile SA..........................................      59,157      462,595
    E.CL SA...........................................................   1,338,557    3,022,324
    Embotelladora Andina SA Series A ADR..............................         598       16,744
    Embotelladora Andina SA Series B ADR..............................      22,399      779,485
    Empresa Electrica Pilmaiquen SA...................................      30,933      132,895
    Empresa Nacional de Electricidad SA...............................   2,110,347    3,519,066
    Empresa Nacional de Electricidad SA Sponsored ADR.................     155,265    7,761,697
    Empresas CMPC SA..................................................   2,785,219   10,442,768
    Empresas Copec SA.................................................     878,120   12,736,605
    Empresas Hites SA.................................................     272,675      180,748
    Empresas Iansa SA.................................................   9,521,573      761,331
   *Empresas La Polar SA..............................................     521,714      265,855
    Enersis SA........................................................   2,136,500      712,535
    Enersis SA Sponsored ADR..........................................     478,816    7,924,405
    ENTEL Chile SA....................................................     326,237    6,415,262
    Forus SA..........................................................     154,354      639,478
    Gasco SA..........................................................      24,536      172,812
    Grupo Security SA.................................................     319,049      107,347
   *Invermar SA.......................................................     185,642       47,300
    Inversiones Aguas Metropolitanas SA...............................   1,299,551    2,366,246
    LATAM Airlines Group SA...........................................      42,299    1,042,689
   #Latam Airlines Group SA Sponsored ADR.............................     136,099    3,346,674
    Madeco SA.........................................................  20,105,398      791,722
    Masisa SA.........................................................   7,339,654      714,580
    Molibdenos y Metales SA...........................................      72,860    1,207,416
    Multiexport Foods SA..............................................   1,612,175      404,087
    Parque Arauco SA..................................................   1,437,173    2,724,005
    PAZ Corp. SA......................................................     493,755      234,220
    Ripley Corp. SA...................................................   2,023,538    1,802,426
    S.A.C.I. Falabella SA.............................................     462,804    4,505,808
    Salfacorp SA......................................................     532,439      979,401
    Sigdo Koppers SA..................................................   1,096,418    2,636,854
   *Sociedad Matriz SAAM SA...........................................  11,833,976    1,311,481
    Socovesa SA.......................................................   1,205,422      504,392
    Sonda SA..........................................................     764,737    2,290,647
    Soquimic Comercial SA.............................................     134,454       35,093
    Vina Concha Y Toro SA.............................................   1,336,587    2,616,416
   #Vina Concha Y Toro SA Sponsored ADR...............................      25,644    1,001,911
    Vina San Pedro Tarapaca SA........................................  16,383,152      100,115
                                                                                   ------------
TOTAL CHILE...........................................................              141,570,809
                                                                                   ------------
CHINA -- (13.4%)......................................................
   #361 Degrees International, Ltd....................................   2,151,000      479,750
   *A8 Digital Music Holdings, Ltd....................................     476,000       45,566
   #Agile Property Holdings, Ltd......................................   3,979,525    4,704,565
    Agricultural Bank of China, Ltd. Series H.........................  31,355,460   12,669,491
    Air China, Ltd. Series H..........................................   3,978,000    2,804,755
   #Ajisen China Holdings, Ltd........................................   1,404,000      967,106
  #*Aluminum Corp. of China, Ltd. ADR.................................     246,740    2,524,150
  #*Aluminum Corp. of China, Ltd. Series H............................     988,000      404,354
    AMVIG Holdings, Ltd...............................................   1,136,000      510,343
  #*Angang Steel Co., Ltd. Series H...................................   3,275,160    1,674,064
   #Anhui Conch Cement Co., Ltd. Series H.............................   1,735,500    4,533,394
    Anhui Expressway Co., Ltd. Series H...............................   1,400,000      629,597
    Anhui Tianda Oil Pipe Co., Ltd. Series H..........................     569,130       75,698
   #Anta Sports Products, Ltd.........................................   2,296,000    1,281,371
    Anton Oilfield Services Group.....................................   3,504,000      688,084

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
CHINA -- (Continued)
    Anxin-China Holdings, Ltd.........................................   6,453,000 $ 1,183,719
    Asia Cement China Holdings Corp...................................   1,858,500     742,621
   *Asia Energy Logistics Group, Ltd..................................  15,710,000     240,052
    Asian Citrus Holdings, Ltd........................................   2,118,000   1,006,822
   *Ausnutria Dairy Corp., Ltd........................................      67,000      12,614
   *AVIC International Holding HK, Ltd................................   5,796,000     163,986
    AviChina Industry & Technology Co., Ltd. Series H.................   5,413,212   1,616,440
    Bank of China, Ltd. Series H...................................... 104,827,702  39,737,926
    Bank of Communications Co., Ltd. Series H.........................  11,175,618   7,370,738
    Baoye Group Co., Ltd. Series H....................................     487,440     249,287
   *BaWang International Group Holding, Ltd...........................   3,842,000     269,949
    BBMG Corp. Series H...............................................   2,848,702   1,767,107
    Beijing Capital International Airport Co., Ltd. Series H..........   6,624,000   4,491,825
    Beijing Capital Land, Ltd. Series H...............................   5,292,000   1,613,668
   *Beijing Development HK, Ltd.......................................     467,000      72,054
   #Beijing Enterprises Holdings, Ltd.................................   1,543,528   9,980,450
   #Beijing Enterprises Water Group, Ltd..............................   9,798,469   1,810,119
    Beijing Jingkelong Co., Ltd. Series H.............................     587,512     396,764
   #Beijing North Star Co., Ltd. Series H.............................   2,036,000     364,870
   *Beijing Properties Holdings, Ltd..................................   4,024,967     194,066
    Belle International Holdings, Ltd.................................   4,927,114   9,054,381
   *Besunyen Holdings Co., Ltd........................................     640,000      55,832
   #Biostime International Holdings, Ltd..............................     138,000     307,998
    Boer Power Holdings, Ltd..........................................     844,000     232,117
    Bosideng International Holdings, Ltd..............................   6,464,157   1,690,266
  #*Brilliance China Automotive Holdings, Ltd.........................   3,386,000   2,740,507
   *BYD Co., Ltd. Series H............................................     961,800   1,624,106
    BYD Electronic International Co., Ltd.............................   3,372,722     660,567
    C C Land Holdings, Ltd............................................   5,222,354   1,113,435
    C.P. Pokphand Co., Ltd............................................   7,727,658     952,770
  #*Carnival Group International Holdings, Ltd........................     356,000      18,322
    Catic Shenzhen Holdings, Ltd. Series H............................     356,000     131,265
    Central China Real Estate, Ltd....................................   1,961,074     478,555
    Centron Telecom International Holdings, Ltd.......................     888,594      78,435
   *CGN Mining Co., Ltd...............................................   2,795,000     254,070
   #Changshouhua Food Co., Ltd........................................     425,000     212,597
  #*Chaoda Modern Agriculture Holdings, Ltd...........................   5,616,910     336,999
   #Chaowei Power Holdings, Ltd.......................................   1,014,000     584,267
   *Chigo Holding, Ltd................................................  12,500,000     254,855
   *Chiho-Tiande Group, Ltd...........................................      10,000       5,131
    China Aerospace International Holdings, Ltd.......................   6,308,600     452,277
    China Agri-Industries Holdings, Ltd...............................   5,627,000   2,769,318
  #*China All Access Holdings, Ltd....................................   1,132,000     215,048
    China Aoyuan Property Group, Ltd..................................   3,426,000     443,942
   #China Automation Group, Ltd.......................................   2,076,000     369,751
    China BlueChemical, Ltd. Series H.................................   4,259,122   2,798,397
   *China Chengtong Development Group, Ltd............................   2,466,000      99,818
    China Citic Bank Corp., Ltd. Series H.............................  18,437,607   9,248,825
    China Coal Energy Co., Ltd. Series H..............................   9,835,168   8,997,080
    China Communications Construction Co., Ltd. Series H..............  10,635,387   9,274,416
   *China Communications Services Corp., Ltd. Series H................   7,795,327   3,961,421
    China Construction Bank Corp. Series H............................ 102,058,302  68,445,854
  #*China COSCO Holdings Co., Ltd. Series H...........................   7,783,000   3,202,543
   *China Datang Corp Renewable Power Co., Ltd. Class H...............     510,000      58,086
   #China Dongxiang Group Co., Ltd....................................  10,402,888     813,942
  #*China Eastern Airlines Corp., Ltd. Series H.......................   3,322,000   1,155,010
  #*China Energine International Holdings, Ltd........................   3,582,000      86,245
   #China Everbright International, Ltd...............................   5,050,000   2,606,116
   #China Everbright, Ltd.............................................   2,948,896   3,941,792
   #China Foods, Ltd..................................................   1,654,000   1,547,276
    China Gas Holdings, Ltd...........................................   5,730,000   3,037,039

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
    China Glass Holdings, Ltd.........................................  1,886,000 $   190,023
   *China Grand Forestry Green Resources Group, Ltd...................    795,500      48,349
   #China Green Holdings, Ltd.........................................  2,259,000     502,830
    China Haidian Holdings, Ltd.......................................  5,398,000     569,192
   #China High Precision Automation Group, Ltd........................  1,360,000     470,889
  #*China High Speed Transmission Equipment Group Co., Ltd............  4,607,007   1,232,688
   *China Huiyuan Juice Group, Ltd....................................  2,151,500     717,394
  #*China ITS Holdings Co., Ltd.......................................  2,617,000     341,750
    China Liansu Group Holdings, Ltd..................................  1,757,000     784,182
    China Life Insurance Co., Ltd.....................................  2,313,000   6,334,579
   #China Life Insurance Co., Ltd. ADR................................    309,448  12,758,541
   #China Lilang, Ltd.................................................    988,000     595,912
    China Longyuan Power Group Corp. Series H.........................  3,863,000   2,489,596
   #China Lumena New Materials Corp................................... 11,012,000   1,712,104
   #China Medical System Holdings, Ltd................................  2,137,800   1,055,514
    China Mengniu Dairy Co., Ltd......................................  1,751,000   5,167,961
   #China Merchants Bank Co., Ltd. Series H...........................  7,334,563  13,435,588
   #China Merchants Holdings International Co., Ltd...................  2,793,284   8,614,842
   #China Metal Recycling Holdings, Ltd...............................  1,858,533   1,314,331
   *China Mining Resources Group, Ltd................................. 17,504,900     255,078
   #China Minsheng Banking Corp., Ltd. Series H....................... 12,271,500  11,302,208
    China Mobile, Ltd. Sponsored ADR..................................  1,358,381  78,949,104
   *China Modern Dairy Holdings, Ltd..................................    175,000      45,913
  #*China Molybdenum Co., Ltd. Series H...............................  4,042,000   1,495,753
   #China National Building Material Co., Ltd. Series H...............  7,330,000   7,105,647
   #China National Materials Co., Ltd. Series H.......................  3,574,000     855,486
   *China Nickel Resources Holdings Co., Ltd..........................  1,026,000      71,135
   *China Oil & Gas Group, Ltd........................................ 12,340,000   1,219,134
   #China Oilfield Services, Ltd. Series H............................  2,876,000   4,397,898
    China Overseas Grand Oceans Group, Ltd............................  1,176,000   1,071,020
   #China Overseas Land & Investment, Ltd.............................  7,618,033  17,874,587
    China Pacific Insurance Group Co., Ltd. Series H..................  3,226,665  10,161,070
    China Petroleum & Chemical Corp. ADR..............................    180,979  16,282,681
    China Petroleum & Chemical Corp. Series H.........................  6,952,000   6,270,256
  #*China Pharmaceutical Group, Ltd...................................  3,124,000     781,889
   #China Power International Development, Ltd........................  6,895,200   1,867,310
  #*China Power New Energy Development Co., Ltd.......................  9,840,000     360,318
  #*China Precious Metal Resources Holdings Co., Ltd..................  6,409,682     915,628
   *China Properties Group, Ltd.......................................  1,837,000     609,390
   *China Qinfa Group, Ltd............................................  2,340,000     239,178
   #China Railway Construction Corp., Ltd. Series H...................  5,949,187   5,169,273
    China Railway Group, Ltd. Series H................................  7,043,000   3,064,073
   #China Rare Earth Holdings, Ltd....................................  4,716,000     995,214
   #China Resources Cement Holdings, Ltd..............................  4,170,000   2,184,053
    China Resources Enterprise, Ltd...................................  2,760,000   7,632,909
    China Resources Gas Group, Ltd....................................  1,176,000   2,279,201
   #China Resources Land, Ltd.........................................  4,814,681   9,661,035
    China Resources Power Holdings Co., Ltd...........................  2,046,000   4,299,632
   #China Rongsheng Heavy Industries Group Holdings, Ltd..............  6,584,000     904,212
    China Sanjiang Fine Chemicals Co., Ltd............................  1,873,000     453,363
   #China SCE Property Holdings, Ltd..................................    746,000     172,862
    China Shanshui Cement Group, Ltd..................................  5,632,645   3,173,825
    China Shenhua Energy Co., Ltd. Series H...........................  3,816,500  14,129,480
    China Shineway Pharmaceutical Group, Ltd..........................  1,085,000   1,534,023
  #*China Shipping Container Lines Co., Ltd. Series H................. 10,747,300   2,583,171
   #China Shipping Development Co., Ltd. Series H.....................  4,652,000   1,898,616
   #China Singyes Solar Technologies Holdings, Ltd....................  1,513,800     489,213
   #China South City Holdings, Ltd....................................  6,122,000     919,697
   #China Southern Airlines Co., Ltd. ADR.............................     39,844     984,147
    China Southern Airlines Co., Ltd. Series H........................  3,526,000   1,749,259
    China Starch Holdings, Ltd........................................  7,645,000     190,873

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

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
   #China State Construction International Holdings, Ltd..............  2,337,520 $ 2,422,064
    China Sunshine Paper Holdings Co., Ltd............................    426,000      42,639
   #China Suntien Green Energy Corp., Ltd. Series H...................  3,984,000     661,675
   *China Taiping Insurance Holdings Co., Ltd.........................  1,780,400   2,484,977
   #China Telecom Corp., Ltd. ADR.....................................    128,021   6,660,933
   #China Telecom Corp., Ltd. Series H................................  3,418,000   1,770,115
   *China Tianyi Holdings, Ltd........................................    972,000     146,821
    China Tontine Wines Group, Ltd....................................  1,452,000     124,554
   #China Travel International Investment Hong Kong, Ltd.............. 10,855,892   1,964,039
    China Unicom Hong Kong, Ltd.......................................  4,222,000   6,177,277
    China Unicom Hong Kong, Ltd. ADR..................................  1,025,407  14,981,196
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................  3,703,000     544,686
   #China Water Affairs Group, Ltd....................................  3,028,000     731,796
    China Wireless Technologies, Ltd..................................  7,492,000   1,130,163
  #*China Yurun Food Group, Ltd.......................................  4,746,000   2,825,739
  #*China ZhengTong Auto Services Holdings, Ltd.......................  3,054,500   1,450,158
  #*China Zhongwang Holdings, Ltd.....................................  5,658,779   2,067,874
   *Chinasoft International, Ltd......................................  2,380,000     508,525
   *ChinaVision Media Group, Ltd......................................    200,000       7,336
   *Chinese People Holdings Co., Ltd..................................  1,058,000      24,539
  #*Chongqing Iron & Steel Co., Ltd. Series H.........................  1,732,000     208,032
    Chongqing Machinery & Electric Co., Ltd. Series H.................  4,055,962     509,444
   *Chongqing Rural Commercial Bank Class H...........................    330,000     128,164
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........  1,638,000     399,656
    CIMC Enric Holdings, Ltd..........................................    816,000     424,998
  #*Citic 21CN Co., Ltd...............................................  4,322,000     200,096
    Citic Pacific, Ltd................................................  3,723,567   5,368,120
   *Citic Resources Holdings, Ltd.....................................  9,988,000   1,443,248
    Clear Media, Ltd..................................................    130,000      75,256
   *CNNC International, Ltd...........................................    414,898     101,351
   #CNOOC, Ltd........................................................  4,843,000   9,702,967
   #CNOOC, Ltd. ADR...................................................    148,376  29,719,713
   *Coastal Greenland, Ltd............................................  1,946,000      63,743
   #Comba Telecom Systems Holdings, Ltd...............................  2,863,073     766,612
  #*Comtec Solar Systems Group, Ltd...................................  1,776,000     149,934
   #COSCO International Holdings, Ltd.................................  1,328,000     504,170
    COSCO Pacific, Ltd................................................  4,892,441   6,742,365
   *Coslight Technology International Group, Ltd......................    186,000      45,682
   *Country Garden Holdings Co., Ltd.................................. 13,228,096   4,952,428
    CPMC Holdings, Ltd................................................    811,000     553,004
   #CSR Corp., Ltd. Series H..........................................  2,672,324   1,953,955
    Da Ming International Holdings, Ltd...............................     34,000       4,595
   *DaChan Food Asia, Ltd.............................................    934,087     159,521
    Dah Chong Hong Holdings, Ltd......................................  1,497,000   1,282,588
   *Dalian Port (PDA) Co., Ltd. Series H..............................  3,240,000     645,764
   #Daphne International Holdings, Ltd................................  1,682,000   1,672,316
  #*Daqing Dairy Holdings, Ltd........................................  1,243,000     269,287
    Datang International Power Generation Co., Ltd. Series H..........  3,420,000   1,203,686
    Dawnrays Pharmaceutical Holdings, Ltd.............................  1,009,491     228,343
   #DBA Telecommunication Asia Holdings, Ltd..........................    576,000     358,006
    Digital China Holdings, Ltd.......................................  1,749,000   2,722,584
   #Dongfang Electric Corp., Ltd. Series H............................    588,400     850,865
    Dongfeng Motor Group Co., Ltd. Series H...........................  5,068,000   6,996,225
   *Dongiang Environmental Co., Ltd. Series H.........................     44,600     185,066
   #Dongyue Group Co., Ltd............................................  3,048,000   1,604,411
   #Dynasty Fine Wines Group, Ltd.....................................  1,592,000     243,476
    Embry Holdings, Ltd...............................................    239,000     106,453
   *Enerchina Holdings, Ltd...........................................  2,285,850      21,913
    ENN Energy Holdings, Ltd..........................................  1,622,000   6,145,757
   #Evergrande Real Estate Group, Ltd................................. 10,334,000   4,773,744
    Evergreen International Holdings, Ltd.............................    356,000      80,821

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

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CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
CHINA -- (Continued)
   *Extrawell Pharmaceutical Holdings, Ltd............................   4,082,079 $   256,751
    Fantasia Holdings Group Co., Ltd..................................   5,594,519     573,146
  #*First Tractor Co., Ltd. Series H..................................   1,368,000   1,066,208
   #Fosun International, Ltd..........................................   4,788,285   2,284,805
    Franshion Properties China, Ltd...................................  13,274,976   4,052,302
   #Fufeng Group, Ltd.................................................   2,657,000     834,414
   #GCL-Poly Energy Holdings, Ltd.....................................  16,822,320   2,473,945
   #Geely Automobile Holdings, Ltd....................................  10,905,000   3,578,732
    Global Bio-Chem Technology Group Co., Ltd.........................   7,601,600     866,745
   *Global Sweeteners Holdings, Ltd...................................   1,750,699      88,670
   *Glorious Property Holdings, Ltd...................................   9,960,712   1,489,564
    Goldbond Group Holdings, Ltd......................................     650,000      23,411
   #Golden Eagle Retail Group, Ltd....................................     914,000   1,635,379
  #*Golden Meditech Holdings, Ltd.....................................   3,872,000     433,523
    Goldlion Holdings, Ltd............................................     604,866     255,267
   #GOME Electrical Appliances Holding, Ltd...........................  32,847,660   2,646,277
    Good Friend International Holdings, Inc...........................     487,333     196,726
   *Goodbaby International Holdings, Ltd..............................      41,000       9,990
   *Goodtop Tin International Holdings, Ltd...........................   4,250,000     249,058
    Great Wall Motor Co., Ltd. Series H...............................   1,421,250   3,169,637
    Great Wall Technology Co., Ltd. Series H..........................   1,434,000     252,963
   *Greatview Aseptic Packaging Co., Ltd..............................      73,000      35,103
    Greentown China Holdings, Ltd.....................................   2,849,000   2,995,172
    Guangdong Investment, Ltd.........................................   4,824,000   3,471,284
   #Guangshen Railway Co., Ltd. Series H..............................   1,170,000     371,464
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................      65,147   1,032,580
   *Guangzhou Automobile Group Co., Ltd. Series H.....................   5,869,480   4,362,087
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................     366,000     635,736
   #Guangzhou R&F Properties Co., Ltd. Series H.......................   2,814,332   3,586,229
  #*Guangzhou Shipyard International Co., Ltd. Series H...............     692,000     436,737
   *Haier Electronics Group Co., Ltd..................................   1,539,000   1,766,530
    Hainan Meilan International Airport Co., Ltd. Series H............     454,000     252,217
    Haitian International Holdings, Ltd...............................   1,051,000   1,010,881
    Harbin Electric Co., Ltd. Series H................................   2,568,587   1,915,010
    Henderson Investment, Ltd.........................................     377,000      27,114
   *Heng Tai Consumables Group, Ltd...................................  18,666,383     436,856
    Hengan International Group Co., Ltd...............................     772,622   7,321,191
   #Hengdeli Holdings, Ltd............................................   6,252,000   1,727,042
  #*Hi Sun Technology, Ltd............................................   3,972,000     440,426
  #*Hidili Industry International Development, Ltd....................   4,370,000   1,001,604
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..............   1,186,000     194,139
    HKC Holdings, Ltd.................................................   9,956,210     376,914
   #Hong Kong Resources Holdings Co., Ltd.............................   1,764,000      79,886
    Honghua Group, Ltd................................................   3,627,000     535,835
   *Hopefluent Group Holdings, Ltd....................................     141,973      37,770
   #Hopewell Highway Infrastructure, Ltd..............................   2,271,528   1,084,808
  #*Hopson Development Holdings, Ltd..................................   2,680,000   1,714,968
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..........................   4,143,233     747,262
   *Hua Lien International Holding Co., Ltd...........................      92,000       6,741
   #Huabao International Holdings, Ltd................................   3,640,986   1,597,217
   *Huadian Power International Corp. Series H........................   2,950,000     925,386
   #Huaneng Power International, Inc. ADR.............................     107,717   3,077,475
  #*Hunan Nonferrous Metal Corp., Ltd. Series H.......................   5,680,000   1,763,783
   *Huscoke Resources Holdings, Ltd...................................   7,165,800      79,855
    Industrial & Commercial Bank of China, Ltd. Series H.............. 104,993,725  59,866,689
    Inspur International, Ltd.........................................  10,635,000     298,726
   *Interchina Holdings Co............................................  10,627,500     594,220
   #International Taifeng Holdings, Ltd...............................   1,018,000     232,333
   #Intime Department Store Group Co., Ltd............................   1,884,000   1,763,486
    Jiangsu Express Co., Ltd. Series H................................   2,324,000   2,148,994
   #Jiangxi Copper Co., Ltd. Series H.................................   2,624,000   5,725,956

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

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
  #*Jinchuan Group International Resources Co., Ltd...................    787,000 $   122,423
   #Jingwei Textile Machinery Co., Ltd. Series H......................    808,000     384,538
    Ju Teng International Holdings, Ltd...............................  2,846,090     811,833
   *Kai Yuan Holdings, Ltd............................................ 14,710,000     359,569
  #*Kaisa Group Holdings, Ltd.........................................  5,557,684   1,017,244
    Kasen International Holdings, Ltd.................................    258,000      39,982
    Kingboard Chemical Holdings, Ltd..................................  2,044,305   4,193,354
    Kingboard Laminates Holdings, Ltd.................................  3,396,484   1,276,327
  #*Kingdee International Software Group Co., Ltd.....................  5,375,600     618,919
   #Kingsoft Corp., Ltd...............................................  2,947,000   1,209,561
    Kingway Brewery Holdings, Ltd.....................................    963,361     278,983
    Kunlun Energy Co., Ltd............................................  3,786,000   6,071,290
   #KWG Property Holding, Ltd.........................................  4,100,644   2,245,618
    Lai Fung Holdings, Ltd............................................ 14,301,000     270,051
   *Le Saunda Holdings, Ltd...........................................    914,000     248,632
    Lee & Man Paper Manufacturing, Ltd................................  6,014,200   2,423,572
   #Lenovo Group, Ltd.................................................  7,772,000   5,369,574
    Leoch International Technology, Ltd...............................    149,000      18,147
   #Li Ning Co., Ltd..................................................  2,631,500   1,353,710
   #Lianhua Supermarket Holdings Co., Ltd. Series H...................    963,200     955,952
   #Lijun International Pharmaceutical Holding, Ltd...................  4,445,000   1,086,771
   #Lingbao Gold Co., Ltd. Series H...................................  1,138,000     434,650
  #*LK Technology Holdings, Ltd.......................................    712,500     148,342
   #Longfor Properties Co., Ltd.......................................  2,404,500   3,522,710
   #Lonking Holdings, Ltd.............................................  8,275,000   1,512,637
   *Loudong General Nice Resources China Holdings, Ltd................  4,642,309     206,025
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  6,036,000   1,342,270
   #Magic Holdings International, Ltd.................................    791,000     283,251
    Maoye International Holdings, Ltd.................................  4,022,000     629,159
   *Media China Corp., Ltd............................................  1,675,000      17,435
   *Metallurgical Corp of China, Ltd. Series H........................  7,604,000   1,570,043
    Microport Scientific Corp.........................................    558,000     236,788
   #MIE Holdings Corp.................................................  2,198,000     557,007
    Min Xin Holdings, Ltd.............................................    596,000     324,585
   #Mingfa Group International Co., Ltd...............................  2,580,000     662,929
   *Mingyuan Medicare Development Co., Ltd............................  9,410,000     151,393
    Minmetals Land, Ltd...............................................  4,815,644     575,130
  #*Minmetals Resources, Ltd..........................................  4,592,000   1,716,637
    Minth Group, Ltd..................................................  1,613,000   1,643,797
   *Nam Fong International Holdings, Ltd..............................    757,242      65,441
   *Nan Hai Corp, Ltd................................................. 49,850,000     204,639
    Nanjing Panda Electronics Co., Ltd. Series H......................    770,000     158,703
    NetDragon Websoft, Inc............................................    334,456     269,353
   *New World China Land, Ltd.........................................  9,661,700   3,696,178
    New World Department Store China, Ltd.............................  1,577,538     853,364
   #Nine Dragons Paper Holdings, Ltd..................................  5,674,000   2,644,981
   #NVC Lighting Holdings, Ltd........................................  4,722,000     852,489
   #O-Net Communications Group, Ltd...................................  1,378,000     306,568
    Overseas Chinese Town Asia Holdings, Ltd..........................    229,817      85,586
    Pacific Online, Ltd...............................................    748,195     247,266
   #Parkson Retail Group, Ltd.........................................  2,414,500   2,162,731
    PCD Stores Group, Ltd.............................................  9,866,000     708,474
   #Peak Sport Products Co., Ltd......................................  2,732,000     396,199
   *PetroAsian Energy Holdings, Ltd................................... 12,220,000     246,995
    PetroChina Co., Ltd............................................... 10,632,000  13,275,406
   #PetroChina Co., Ltd. ADR..........................................    229,733  28,702,841
    Phoenix Satellite Television Holdings, Ltd........................  1,796,000     538,147
   #PICC Property & Casualty Co., Ltd. Series H.......................  2,668,000   2,956,982
   #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,374,000  10,698,628
  #*Poly Hong Kong Investment, Ltd....................................  7,032,068   3,653,689
   #Ports Design, Ltd.................................................    992,000     972,260

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

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CONTINUED

                                                                            SHARES    VALUE++
                                                                            ------    -------
CHINA -- (Continued)
   *Pou Sheng International Holdings, Ltd..............................  3,290,609 $  261,994
    Powerlong Real Estate Holdings, Ltd................................  2,726,715    470,978
   #Prosperity International Holdings HK, Ltd..........................  4,900,000    207,704
    Qin Jia Yuan Media Services Co., Ltd...............................  4,326,665     40,521
    Qingling Motors Co., Ltd. Series H.................................  1,688,000    374,875
    Qunxing Paper Holdings Co., Ltd....................................    854,211    222,497
   #Real Gold Mining, Ltd..............................................    640,000    727,095
   #Real Nutriceutical Group, Ltd......................................  3,406,000    901,132
    Regent Manner International Holdings, Ltd..........................  1,907,000    359,948
  #*Renhe Commercial Holdings Co., Ltd................................. 32,329,077  1,321,755
   #REXLot Holdings, Ltd............................................... 27,372,436  1,738,938
   *Richly Field China Development, Ltd................................  5,210,000     59,123
   #Road King Infrastructure, Ltd......................................    699,000    452,117
   #Royale Furniture Holdings, Ltd.....................................    752,500     99,380
    Samson Holding, Ltd................................................  2,268,000    267,933
   #Sany Heavy Equipment International Holdings Co., Ltd...............  2,159,500  1,073,553
   *Semiconductor Manufacturing International Corp..................... 64,113,955  2,306,449
  #*Semiconductor Manufacturing International Corp. ADR................    157,967    285,920
   #Shandong Chenming Paper Holdings, Ltd. Series H....................  1,063,522    334,584
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.............  1,115,328    255,506
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H...........  2,136,000  2,367,924
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H..................    132,000     29,882
    Shanghai Electric Group Co., Ltd. Series H.........................  5,888,000  2,199,035
    Shanghai Industrial Holdings, Ltd..................................  1,623,000  4,392,340
  #*Shanghai Industrial Urban Development Group, Ltd...................  4,809,025    824,699
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H...  4,296,000    563,985
    Shanghai Prime Machinery Co., Ltd. Series H........................  1,820,000    248,682
   *Shanghai Zendai Property, Ltd......................................  5,100,000     75,484
    Shengli Oil & Gas Pipe Holdings, Ltd...............................  2,997,000    196,394
    Shenguan Holdings Group, Ltd.......................................  2,470,000  1,379,769
    Shenji Group Kunming Machine Tool Co., Ltd.........................     15,500      3,481
    Shenzhen Expressway Co., Ltd. Series H.............................  1,842,000    664,947
    Shenzhen International Holdings, Ltd............................... 31,205,680  1,963,130
    Shenzhen Investment, Ltd........................................... 11,174,000  2,562,706
    Shenzhou International Group, Ltd..................................    738,000  1,297,268
   #Shimao Property Holdings, Ltd......................................  4,579,183  6,514,805
   *Shougang Concord Century Holdings, Ltd.............................  1,074,433     38,586
  #*Shougang Concord International Enterprises Co., Ltd................ 22,100,100  1,060,605
   #Shougang Fushan Resources Group, Ltd............................... 10,588,461  2,827,861
   #Shui On Land, Ltd.................................................. 10,914,373  4,420,358
    Sichuan Expressway Co., Ltd. Series H..............................  2,382,000    721,634
   #Sihuan Pharmaceutical Holdings Group, Ltd..........................  6,562,000  2,459,881
    Sijia Group Co., Ltd...............................................    693,399    163,377
  #*Silver Base Group Holdings, Ltd....................................  1,182,000    478,288
    Silver Grant International Industries, Ltd.........................  4,466,000    716,816
    SIM Technology Group, Ltd..........................................  3,578,000    158,099
   #Sino Biopharmaceutical, Ltd........................................  6,359,999  2,396,865
  #*Sino Dragon New Energy Holdings, Ltd...............................    800,000     17,894
  #*Sino Oil & Gas Holdings, Ltd....................................... 26,042,234    595,683
   *Sino Prosper State Gold Resources Holdings, Ltd....................  2,116,686     84,564
    SinoCom Software Group, Ltd........................................    482,000     66,507
    Sinofert Holdings, Ltd.............................................  7,766,673  1,572,318
   *Sinolink Worldwide Holdings, Ltd...................................  3,813,492    248,781
    SinoMedia Holding, Ltd.............................................    724,258    279,456
    Sino-Ocean Land Holdings, Ltd...................................... 11,494,004  5,546,572
    Sinopec Kantons Holdings, Ltd......................................  2,050,000  1,598,707
    Sinopec Shanghai Petrochemical Co., Ltd. Series H..................  2,962,000    790,966
   #Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.............     26,615    711,951
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Series H..................  3,260,000    613,726
   #Sinopharm Group Co., Ltd. Series H.................................  1,467,600  4,294,941
   #Sinotrans Shipping, Ltd............................................  4,733,000    986,152

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CONTINUED

                                                                             SHARES     VALUE++
                                                                             ------     -------
CHINA -- (Continued)
    Sinotrans, Ltd. Series H............................................  5,484,000 $   668,623
   #Sinotruk Hong Kong, Ltd.............................................  2,391,000   1,256,157
   #Skyworth Digital Holdings, Ltd......................................  6,501,311   2,494,143
   *SMI Corp., Ltd......................................................  6,804,000     171,236
   #Soho China, Ltd.....................................................  5,969,339   4,429,390
   *Solargiga Energy Holdings, Ltd......................................  2,754,000     169,393
   #Sparkle Roll Group, Ltd.............................................  5,328,000     305,765
   *SPG Land Holdings, Ltd..............................................    926,275     193,766
   *SRE Group, Ltd......................................................  9,361,714     371,998
    Sunac China Holdings, Ltd...........................................    563,000     237,007
    Sunny Optical Technology Group Co., Ltd.............................  1,566,000     603,819
    Tak Sing Alliance Holdings, Ltd.....................................    820,877      85,380
    TCC International Holdings, Ltd.....................................  3,487,997     844,544
    TCL Communication Technology Holdings, Ltd..........................  2,208,100     460,754
    TCL Multimedia Technology Holdings, Ltd.............................  2,369,200     815,952
   *Tech Pro Technology Development, Ltd................................  2,166,000     836,347
    Tencent Holdings, Ltd...............................................    891,100  26,456,261
    Texhong Textile Group, Ltd..........................................  1,314,000     432,057
   #Tian An China Investments Co., Ltd..................................    879,357     463,785
    Tian Shan Development Holdings, Ltd.................................    124,000      27,741
    Tiangong International Co., Ltd.....................................  3,824,056     785,305
   #Tianjin Capital Environmental Protection Group Co., Ltd. Series H...  1,156,000     261,162
   *Tianjin Development Holdings, Ltd...................................  1,873,800     885,112
    Tianjin Port Development Holdings, Ltd..............................  5,731,200     610,183
    Tianneng Power International, Ltd...................................  2,119,952   1,300,173
    Tingyi (Cayman Islands) Holding Corp................................  2,052,000   5,048,339
    Tomson Group, Ltd...................................................  1,005,277     218,596
    Tong Ren Tang Technologies Co., Ltd. Series H.......................    424,000     789,060
   #Towngas China Co., Ltd..............................................  1,618,000   1,128,539
   #TPV Technology, Ltd.................................................  3,068,578     570,166
    Trauson Holdings Co., Ltd...........................................    503,000     219,560
    Travelsky Technology, Ltd. Series H.................................  3,223,938   1,558,152
   *Trony Solar Holdings Co., Ltd.......................................  2,133,000     173,287
    Truly International Holdings, Ltd...................................  4,639,000     684,364
    Tsingtao Brewery Co., Ltd. Series H.................................    392,000   2,283,369
   #Uni-President China Holdings, Ltd...................................  2,423,090   2,302,350
   *United Energy Group, Ltd............................................  7,061,550   1,063,045
   *United Gene High-Tech Group, Ltd.................................... 11,600,000      40,200
   #Vinda International Holdings, Ltd...................................    907,000   1,485,694
   #VODone, Ltd......................................................... 11,292,600     864,788
    Want Want China Holdings, Ltd.......................................  6,236,000   7,520,391
    Wasion Group Holdings, Ltd..........................................  1,510,000     634,913
  #*Weichai Power Co., Ltd. Series H....................................    874,400   2,630,665
    Weiqiao Textile Co., Ltd. Series H..................................  1,541,000     505,919
    Welling Holding, Ltd................................................  3,222,000     475,151
   #West China Cement, Ltd..............................................  8,664,000   1,304,192
   *Winsway Coking Coal Holdings, Ltd...................................  1,029,000     143,480
    Winteam Pharmaceutical Group, Ltd...................................  1,964,000     349,051
   *Wumart Stores, Inc. Series H........................................    490,000     945,576
    Wuyi International Pharmaceutical Co., Ltd..........................    450,000      22,580
    Xiamen International Port Co., Ltd. Series H........................  3,349,338     330,996
   #Xingda International Holdings, Ltd..................................  3,285,000   1,100,539
   #Xinhua Winshare Publishing & Media Co., Ltd. Series H...............    786,000     345,498
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H...........  1,159,000     366,857
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H..................  2,399,000     436,756
    Xiwang Sugar Holdings Co., Ltd......................................  1,668,005     157,850
   #XTEP International Holdings, Ltd....................................  2,166,000     661,765
   *Yanchang Petroleum International, Ltd............................... 13,390,000     945,713
   *Yantai North Andre Juice Co. Series H...............................    995,000      37,124
   *Yanzhou Coal Mining Co., Ltd. Series H..............................  1,564,000   2,306,552
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........................    209,104   3,109,376

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CONTINUED

                                                                             SHARES        VALUE++
                                                                             ------        -------
CHINA -- (Continued)
   #Yingde Gases Group Co., Ltd.........................................  1,676,000 $    1,432,709
    Yip's Chemical Holdings, Ltd........................................    826,000        536,061
    Yorkey Optical International Cayman, Ltd............................    122,226         12,746
    Youyuan International Holdings, Ltd.................................     94,000         18,120
    Yuexiu Property Co., Ltd............................................ 21,366,800      4,812,249
   #Yuexiu Transport Infrastructure, Ltd................................  1,607,415        774,803
    Yuzhou Properties Co................................................     92,000         21,620
    Zhaojin Mining Industry Co., Ltd. Series H..........................  1,231,666      1,519,326
    Zhejiang Expressway Co., Ltd. Series H..............................  2,922,000      2,101,783
   *Zhejiang Glass Co., Ltd. Series H...................................    192,000             --
   *Zhong An Real Estate, Ltd...........................................    952,444        107,431
   #Zhongsheng Group Holdings, Ltd......................................  1,149,500      1,221,476
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.......................    855,250      2,023,824
   #Zijin Mining Group Co., Ltd. Series H...............................  6,312,000      2,003,921
  #*Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H...  2,296,400      2,553,028
   #ZTE Corp. Series H..................................................  1,134,060      1,504,356
                                                                                    --------------
TOTAL CHINA.............................................................             1,116,988,637
                                                                                    --------------
COLOMBIA -- (0.4%)......................................................
   #Bancolombia SA Sponsored ADR........................................    163,650     10,120,116
   #Ecopetrol SA Sponsored ADR..........................................    329,005     18,828,956
                                                                                    --------------
TOTAL COLOMBIA..........................................................                28,949,072
                                                                                    --------------
CZECH REPUBLIC -- (0.3%)................................................
    CEZ A.S.............................................................    273,327      9,199,756
    Fortuna Entertainment Group NV......................................      7,319         33,461
    Komercni Banka A.S..................................................     39,536      6,709,894
    Pegas Nonwovens SA..................................................     31,885        691,030
    Philip Morris CR A.S................................................      1,199        647,009
    Telefonica Czech Republic A.S.......................................    368,259      6,963,683
  #*Unipetrol A.S.......................................................    186,439      1,534,215
                                                                                    --------------
TOTAL CZECH REPUBLIC....................................................                25,779,048
                                                                                    --------------
EGYPT -- (0.1%).........................................................
    Commercial International Bank Egypt S.A.E. Sponsored GDR............    383,692      1,696,810
   *Egyptian Financial Group-Hermes Holding GDR.........................     11,051         37,429
    Orascom Construction Industries GDR.................................    105,876      4,501,622
   *Orascom Telecom Holding S.A.E. GDR..................................    587,841      1,519,309
   *Orascom Telecom Media & Technology Holding S.A.E. GDR...............    246,399        103,488
                                                                                    --------------
TOTAL EGYPT.............................................................                 7,858,658
                                                                                    --------------
HONG KONG -- (0.0%).....................................................
   *Qualipak International Holdings, Ltd................................    246,548         26,388
                                                                                    --------------
HUNGARY -- (0.3%).......................................................
  #*CIG Pannonia Life Insurance P.L.C. Class A..........................      5,747          6,994
   *Danubius Hotel & Spa P.L.C..........................................      6,208         63,633
    EGIS Pharmaceuticals P.L.C..........................................     12,446        864,122
    EMASZ Rt............................................................      1,045         60,206
  #*FHB Mortgage Bank NYRT..............................................     63,086        132,035
   *Fotex Holding SE Co., Ltd...........................................     71,030         40,198
    Magyar Telekom Telecommunications P.L.C.............................  1,034,091      1,911,122
   #Magyar Telekom Telecommunications P.L.C. Sponsored ADR..............     36,206        332,733
   #MOL Hungarian Oil & Gas P.L.C.......................................     70,595      5,078,286
   #OTP Bank P.L.C......................................................    702,366     10,752,779
  #*PannErgy P.L.C......................................................     50,885        130,308
    Richter Gedeon NYRT.................................................     25,835      4,372,584
    Zwack Unicum NYRT...................................................        541         30,673
                                                                                    --------------
TOTAL HUNGARY...........................................................                23,775,673
                                                                                    --------------

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (6.8%)
  *3M India, Ltd......................................................     2,968 $   194,192
   Aban Offshore, Ltd.................................................    55,554     378,003
   ABB, Ltd...........................................................   107,739   1,533,351
   ABG Shipyard, Ltd..................................................    58,050     389,871
   ACC, Ltd...........................................................    93,705   2,234,940
   Adani Enterprises, Ltd.............................................   525,699   1,700,894
  *Adani Power, Ltd................................................... 1,864,759   1,450,518
   Aditya Birla Nuvo, Ltd.............................................   137,908   1,954,999
  *Advanta India, Ltd.................................................     4,510      39,290
   Agro Tech Foods, Ltd...............................................    21,354     177,402
   AIA Engineering, Ltd...............................................    42,137     239,071
   Ajmera Realty & Infra India, Ltd...................................    13,751      26,307
   Akzo Nobel India, Ltd..............................................    25,848     408,545
   Alembic Pharmaceuticals, Ltd.......................................    96,294     103,630
  *Alembic, Ltd.......................................................    89,566      24,214
   Allahabad Bank, Ltd................................................   398,681     953,305
   Allcargo Logistics, Ltd............................................     4,494      10,914
   Alok Industries, Ltd............................................... 1,329,916     373,649
  *Alstom India, Ltd..................................................    45,178     294,450
  *Alstom T&D India, Ltd..............................................   112,821     371,103
   Amara Raja Batteries, Ltd..........................................    90,775     476,440
   Ambuja Cements, Ltd................................................ 1,531,244   4,983,210
   Amtek Auto, Ltd....................................................   383,740     710,167
  *Amtek India, Ltd...................................................    26,177      43,632
   Anant Raj Industries, Ltd..........................................   436,693     370,292
   Andhra Bank, Ltd...................................................   513,963     938,608
   Ansal Properties & Infrastructure, Ltd.............................   135,970      62,628
  *Apollo Hospitals Enterprise, Ltd...................................   177,744   2,016,500
   Apollo Tyres, Ltd..................................................   274,413     381,391
  *Arvind, Ltd........................................................   520,381     667,293
  *Asahi India Glass, Ltd.............................................    65,517      70,840
  *Ashok Leyland, Ltd................................................. 3,920,338   1,564,469
   Asian Hotels East, Ltd.............................................     2,605      11,839
   Asian Hotels West, Ltd.............................................     2,138       4,809
   Asian Paints, Ltd..................................................    36,087   2,364,002
   Aurobindo Pharma, Ltd..............................................   543,037   1,059,735
   Automotive Axles, Ltd..............................................     5,791      39,245
   Axis Bank, Ltd.....................................................   547,797  10,208,290
  *Bajaj Auto, Ltd....................................................    92,634   2,659,565
  *Bajaj Corp., Ltd...................................................       995       2,558
   Bajaj Electricals, Ltd.............................................   111,855     354,352
  *Bajaj Finance, Ltd.................................................    24,840     455,612
  *Bajaj Finserv, Ltd.................................................   155,969   2,077,129
   Bajaj Hindusthan, Ltd..............................................   931,557     509,101
  *Bajaj Holdings & Investment, Ltd...................................   114,120   1,593,361
   Balkrishna Industries, Ltd.........................................    15,457      81,990
   Ballarpur Industries, Ltd..........................................   776,541     266,945
   Balmer Lawrie & Co., Ltd...........................................    18,616     189,868
   Balrampur Chini Mills, Ltd.........................................   590,821     571,161
   Bank of Baroda.....................................................   129,710   1,520,646
   Bank of India......................................................   425,882   2,281,480
   Bank of Maharashtra, Ltd...........................................   465,748     385,603
   Bannari Amman Sugars, Ltd..........................................     3,050      44,097
   BASF India, Ltd....................................................    25,273     252,740
   Bata India, Ltd....................................................    48,268     770,006
   BEML, Ltd..........................................................    51,423     292,965
   Berger Paints India, Ltd...........................................   265,818     663,650
  *BF Utilities, Ltd..................................................    30,251     220,327
  *BGR Energy Systems, Ltd............................................    98,529     493,117
   Bharat Electronics, Ltd............................................    49,170   1,037,103
   Bharat Forge, Ltd..................................................   260,399   1,404,361

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   Bharat Heavy Electricals, Ltd...................................... 1,499,178 $5,785,302
   Bharat Petroleum Corp., Ltd........................................   339,864  2,213,111
   Bharti Airtel, Ltd................................................. 1,526,038  8,212,113
   Bhushan Steel, Ltd.................................................   258,797  2,196,531
  *Biocon, Ltd........................................................   133,660    577,832
   Birla Corp., Ltd...................................................    47,349    180,877
   Blue Dart Express, Ltd.............................................     9,040    317,893
   Blue Star, Ltd.....................................................    50,495    171,936
   Bombay Dyeing & Manufacturing Co., Ltd.............................    88,721    797,425
   Bombay Rayon Fashions, Ltd.........................................    14,294     63,170
   Bosch, Ltd.........................................................    13,902  2,235,190
   Brigade Enterprises, Ltd...........................................    30,638     26,084
   Britannia Industries, Ltd..........................................   113,583    947,179
   Cadila Healthcare, Ltd.............................................    97,123  1,548,282
  *Cairn India, Ltd...................................................   847,422  5,074,216
   Canara Bank........................................................   333,944  2,190,337
   Carborundum Universal, Ltd.........................................   119,281    324,493
   Central Bank of India..............................................   907,914  1,164,825
   Century Plyboards India, Ltd.......................................    85,287     76,512
   Century Textiles & Industries, Ltd.................................   149,244    777,809
   CESC, Ltd..........................................................   165,977    888,811
   Chambal Fertilizers & Chemicals, Ltd...............................   424,295    542,667
   Chennai Petroleum Corp., Ltd.......................................   115,740    253,252
   Cholamandalam Investment & Finance Co., Ltd........................    56,126    215,467
   Cipla, Ltd.........................................................   584,085  3,555,566
   City Union Bank, Ltd...............................................   461,963    431,086
   Clariant Chemicals (India), Ltd....................................    24,827    280,603
   CMC, Ltd...........................................................    21,568    380,264
   Colgate-Palmolive (India), Ltd.....................................    61,199  1,267,171
   Container Corp. of India...........................................    86,201  1,453,705
   Core Education & Technologies, Ltd.................................   145,354    758,431
   Coromandel International, Ltd. (B0VDZN5)...........................   189,794    846,797
  *Coromandel International, Ltd. (CH1415639).........................   189,794      3,413
   Corporation Bank...................................................   132,688    972,963
   Crisil, Ltd........................................................    44,791    726,763
   Crompton Greaves, Ltd..............................................   543,942  1,134,091
   Cummins India, Ltd.................................................   140,243  1,080,913
   Dabur India, Ltd...................................................   747,070  1,609,401
   Dalmia Bharat Enterprises, Ltd.....................................    31,411     63,280
   Dalmia Cement (Bharat), Ltd........................................    13,270      3,398
   DB Corp., Ltd......................................................     8,389     30,503
  *DB Realty, Ltd.....................................................   319,451    450,328
   DCM Shriram Consolidated, Ltd......................................   101,063     93,545
   Deepak Fertilizers & Petrochemicals Corp., Ltd.....................    91,505    211,117
  *DEN Networks, Ltd..................................................    25,985     56,895
   Dena Bank..........................................................   234,217    388,176
  *Development Credit Bank, Ltd.......................................   511,066    366,405
   Dewan Housing Finance Corp., Ltd...................................   108,094    280,656
  *Dish TV (India), Ltd............................................... 1,096,630  1,360,968
  *Divi's Laboratories, Ltd...........................................    72,319  1,421,076
   DLF, Ltd........................................................... 1,321,476  4,933,980
   Dr. Reddy's Laboratories, Ltd......................................    72,197  2,093,197
  #Dr. Reddy's Laboratories, Ltd. ADR.................................   111,011  3,221,539
  *Dredging Corp. of India, Ltd.......................................    24,595    106,976
   E.I.D. - Parry (India), Ltd........................................   174,060    662,791
   eClerx Services, Ltd...............................................    11,390    139,411
   Edelweiss Financial Services, Ltd..................................   357,029    193,380
   Educomp Solutions, Ltd.............................................   193,061    552,346
   Eicher Motors, Ltd.................................................    13,232    464,150
   EIH, Ltd...........................................................   405,972    571,697
   Elder Pharmaceuticals, Ltd.........................................    35,847    194,160

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
  *Electrosteel Casings, Ltd..........................................   165,727 $   53,317
   Elgi Equipments, Ltd...............................................    52,370     79,457
   Emami, Ltd.........................................................    69,465    619,732
   Engineers India, Ltd...............................................    96,090    411,521
  *Entertainment Network India, Ltd...................................    37,059    139,348
   Era Infra Engineering, Ltd.........................................   245,858    616,134
  *Eros International Media, Ltd......................................    13,191     39,643
   Escorts, Ltd.......................................................   241,414    251,840
  *Essar Oil, Ltd..................................................... 1,043,519  1,043,535
  *Essar Ports, Ltd...................................................   157,282    276,283
  *Essar Shipping, Ltd................................................    67,656     32,482
   Essel Propack, Ltd.................................................    79,134     50,128
   Everest Kanto Cylinder, Ltd........................................    51,138     26,184
   Exide Industries, Ltd..............................................   497,313  1,142,012
   FAG Bearings (India), Ltd..........................................    14,108    365,816
   FDC, Ltd...........................................................   140,732    207,920
  *Federal Bank, Ltd..................................................   478,969  3,551,475
  *Federal-Mogul Goetze (India), Ltd..................................    18,608     69,171
   Financial Technologies (India), Ltd................................    80,788  1,039,490
   Finolex Cables, Ltd................................................    94,015     67,473
  *Finolex Industries, Ltd............................................    71,512     74,941
  *Fortis Healthcare, Ltd.............................................   308,329    543,073
  *Fresenius Kabi Oncology, Ltd.......................................    55,924     86,345
   Future Capital Holdings, Ltd.......................................    73,894    195,462
   GAIL India, Ltd....................................................   828,527  5,274,306
   Gammon India, Ltd..................................................   141,648    104,301
  *Gammon Infrastructure Projects, Ltd................................   431,684     96,230
   Gateway Distriparks, Ltd...........................................   160,730    404,735
   Geodesic, Ltd......................................................   118,154     78,164
   GHCL, Ltd..........................................................     4,311      3,086
  *Gillette India, Ltd................................................     9,533    402,141
   Gitanjali Gems, Ltd................................................   145,651    853,359
   GlaxoSmithKline Consumer Healthcare, Ltd...........................    22,019  1,045,460
   GlaxoSmithKline Pharmaceuticals, Ltd...............................    41,212  1,547,177
   Glenmark Pharmaceuticals, Ltd......................................   196,299  1,351,847
  *Glodyne Technoserve, Ltd...........................................    57,350    203,584
  *GMR Infrastructure, Ltd............................................ 3,199,254  1,335,520
   Godfrey Phillips India, Ltd........................................     5,046    289,813
   Godrej Consumer Products, Ltd......................................   183,887  2,059,222
  *Godrej Industries, Ltd.............................................   196,631    836,650
  *Godrej Properties, Ltd.............................................    31,120    284,301
   Gokul Refoils & Solvent, Ltd.......................................    55,538     47,530
   Graphite India, Ltd................................................   102,355    154,118
   Grasim Industries, Ltd.............................................    28,007  1,446,255
   Great Eastern Shipping Co., Ltd....................................   245,763  1,150,287
   Greaves Cotton, Ltd................................................   130,915    149,470
   Grindwell Norton, Ltd..............................................    11,963     54,535
   GRUH Finance, Ltd..................................................    62,690    174,557
  *GTL Infrastructure, Ltd............................................ 1,083,313    157,310
   Gujarat Alkalies & Chemicals, Ltd..................................    83,588    190,144
   Gujarat Ambuja Exports, Ltd........................................    68,258     25,717
   Gujarat Fluorochemicals, Ltd.......................................    76,058    476,011
   Gujarat Gas Co., Ltd...............................................   106,830    594,435
   Gujarat Industries Power Co., Ltd..................................    54,408     64,169
   Gujarat Mineral Development Corp., Ltd.............................   236,741    797,415
   Gujarat Narmada Valley Fertilizers Co., Ltd........................   137,791    215,932
   Gujarat NRE Coke, Ltd..............................................   960,054    295,199
  *Gujarat Pipavav Port, Ltd..........................................     8,723      8,530
   Gujarat State Fertilizers & Chemicals, Ltd.........................    68,999    428,242
   Gujarat State Petronet, Ltd........................................   461,739    584,315
   Gulf Oil Corp., Ltd................................................    45,144     72,107

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
  *GVK Power & Infrastructure, Ltd.................................... 2,683,937 $   623,621
  *Hathway Cable & Datacom, Ltd.......................................    91,811     307,986
  *Havells India, Ltd.................................................    98,007     940,424
   HBL Power Systems, Ltd.............................................   125,202      37,973
   HCL Infosystems, Ltd...............................................   277,394     185,312
   HCL Technologies, Ltd..............................................   303,158   2,823,560
   HDFC Bank, Ltd..................................................... 2,006,196  21,167,201
   HEG, Ltd...........................................................    27,928     103,254
  *HeidelbergCement India, Ltd........................................   105,161      66,653
   Hero Honda Motors, Ltd. Series B...................................    71,328   2,558,635
  *Hexa Tradex, Ltd...................................................    69,387      42,792
   Hexaware Technologies, Ltd.........................................   718,998   1,464,251
   Hikal, Ltd.........................................................     3,841      21,332
  *Himachal Futuristic Communications, Ltd............................ 1,469,880     312,902
   Himadri Chemicals & Industries, Ltd................................    39,450      21,864
   Hindalco Industries, Ltd........................................... 3,409,242   7,315,322
   Hinduja Global Solutions, Ltd......................................    10,967      70,547
   Hinduja Ventures, Ltd..............................................    10,967      72,731
  *Hindustan Construction Co., Ltd.................................... 1,565,985     489,713
  *Hindustan Oil Exploration Co., Ltd.................................   138,867     293,500
   Hindustan Petroleum Corp, Ltd......................................   201,650   1,246,247
   Hindustan Unilever, Ltd............................................   866,474   7,243,714
  *Hindustan Zinc, Ltd................................................   219,953     470,137
   Honeywell Automation India, Ltd....................................     6,101     265,280
  *Hotel Leelaventure, Ltd............................................   309,459     171,828
  *Housing Development & Infrastructure, Ltd..........................   978,985   1,389,012
   HSIL, Ltd..........................................................    81,520     187,798
   HT Media, Ltd......................................................    93,953     141,452
   ICICI Bank, Ltd....................................................    19,793     340,452
   ICICI Bank, Ltd. Sponsored ADR.....................................   621,658  21,521,800
   IDBI Bank, Ltd.....................................................   742,234   1,171,562
  *Idea Cellular, Ltd................................................. 2,145,314   3,068,072
   IFCI, Ltd.......................................................... 1,168,454     738,405
  *IL&FS Engineering and Construction Co., Ltd........................    31,860      29,439
   India Cements, Ltd.................................................   831,917   1,238,287
   India Infoline, Ltd................................................   614,278     565,252
   Indiabulls Financial Services, Ltd.................................   378,779   1,549,041
  *Indiabulls Infrastructure and Power, Ltd........................... 2,185,548     172,910
   Indiabulls Real Estate, Ltd........................................   740,864     735,215
  *Indiabulls Wholesale Services, Ltd.................................    44,215       7,911
   Indian Bank........................................................   314,917   1,005,877
   Indian Hotels Co., Ltd............................................. 1,273,943   1,353,591
   Indian Oil Corp., Ltd..............................................   893,822   4,369,081
   Indian Overseas Bank...............................................   618,018     803,755
   Indo Rama Synthetics (India), Ltd..................................    52,177      20,411
   Indoco Remedies, Ltd...............................................    19,035      18,691
  *Indraprastha Gas, Ltd..............................................    93,387     392,092
  *IndusInd Bank, Ltd.................................................   308,479   1,851,786
   Info Edge (India), Ltd.............................................    55,440     321,883
   Infosys, Ltd.......................................................   225,217   8,947,299
  #Infosys, Ltd. Sponsored ADR........................................   313,642  12,413,950
   Infotech Enterprises, Ltd..........................................    63,592     201,751
   Infrastructure Development Finance Co., Ltd........................ 1,943,833   4,661,143
   ING Vysya Bank, Ltd................................................    84,082     574,515
   Ingersoll-Rand India, Ltd..........................................    24,244     196,367
   Ipca Laboratories, Ltd.............................................   113,377     808,383
   IRB Infrastructure Developers, Ltd.................................   261,098     589,988
   ISMT, Ltd..........................................................    38,981      16,419
   ITC, Ltd........................................................... 2,270,807  10,454,488
  *IVRCL Assets & Holdings, Ltd.......................................    54,515      35,602
   IVRCL Infrastructures & Projects, Ltd.............................. 1,228,945     966,522

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
   J.B. Chemicals & Pharmaceuticals, Ltd..............................    70,265 $    86,352
  *Jagran Prakashan, Ltd..............................................   117,733     192,514
   Jai Corp., Ltd.....................................................   160,592     160,221
   Jain Irrigation Systems, Ltd.......................................   521,973     758,261
  *Jain Irrigation Systems, Ltd. Differential Voting Rights...........    24,388      16,439
   Jaiprakash Associates, Ltd......................................... 3,872,023   5,076,056
  *Jaiprakash Power Ventures, Ltd..................................... 2,407,663   1,369,523
  *Jammu & Kashmir Bank, Ltd..........................................    74,770   1,216,622
  *Jaypee Infratech, Ltd..............................................   263,061     254,617
   JBF Industries, Ltd................................................    37,421      89,083
  *Jet Airways (India), Ltd...........................................    98,557     625,225
   Jindal Drilling & Industries, Ltd..................................    14,415      69,054
   Jindal Poly Films, Ltd.............................................    61,924     199,558
   Jindal Saw, Ltd....................................................   506,460   1,081,985
  *Jindal South West Holdings, Ltd....................................    10,439     101,200
  *Jindal Stainless, Ltd..............................................   125,006     154,235
   Jindal Steel & Power, Ltd..........................................   930,171   6,621,720
   JK Cement, Ltd.....................................................    26,905     102,254
   JK Lakshmi Cement, Ltd.............................................    47,469      74,505
   JM Financial, Ltd..................................................   887,120     207,278
   JSW Energy, Ltd.................................................... 1,677,780   1,497,426
  *JSW ISPAT Steel, Ltd............................................... 2,088,439     383,299
   JSW Steel, Ltd.....................................................   362,439   4,355,227
  *Jubilant Foodworks, Ltd............................................    26,656     536,259
   Jubilant Industries, Ltd...........................................     2,805       6,868
   Jubilant Organosys, Ltd............................................   125,400     370,682
  *Jyothy Laboratories, Ltd...........................................   190,304     422,662
   Kajaria Ceramics, Ltd..............................................    79,116     251,250
  *Kakinada Fertilizers, Ltd..........................................   245,677      49,520
   Kalpataru Power Transmission, Ltd..................................    92,355     115,945
   Karnataka Bank, Ltd................................................   391,698     666,844
   Karur Vysya Bank, Ltd..............................................    91,174     682,532
   Karuturi Global, Ltd...............................................   465,788      34,649
  *Kaveri Seed Co., Ltd...............................................       378       5,131
   KEC International, Ltd.............................................   308,467     318,204
   Kesoram Industries, Ltd............................................    41,828     103,747
   Kewal Kiran Clothing, Ltd..........................................        41         370
  *Kingfisher Airlines, Ltd...........................................   773,078     130,682
   Kirloskar Industries, Ltd..........................................     2,290      12,352
   Kirloskar Oil Engines, Ltd.........................................    83,823     227,560
   Kotak Mahindra Bank, Ltd...........................................   488,501   4,695,481
  *KPIT Cummins Infosystems, Ltd......................................   235,619     495,598
   KRBL, Ltd..........................................................   135,058      52,104
   KSB Pumps, Ltd.....................................................    13,268      49,349
  *KSK Energy Ventures, Ltd...........................................    42,495      43,280
   Lakshmi Machine Works, Ltd.........................................    11,965     333,275
   Lakshmi Vilas Bank, Ltd............................................    61,640      78,341
  *Lanco Infratech, Ltd............................................... 1,814,049     410,136
   Larsen & Toubro, Ltd...............................................   451,366  11,008,882
   LIC Housing Finance, Ltd...........................................   531,645   2,503,334
  *Lloyds Steel Industries, Ltd.......................................   168,042      33,121
   Lupin, Ltd.........................................................   253,549   2,720,144
   Madhucon Projects, Ltd.............................................    19,355      12,012
   Madras Cements, Ltd................................................   201,617     599,166
  *Mahanagar Telephone Nigam, Ltd.....................................   608,267     331,712
  *Mahanagar Telephone Nigam, Ltd. ADR................................    32,600      35,534
  *Maharashtra Scooters, Ltd..........................................     2,000      12,258
   Maharashtra Seamless, Ltd..........................................    85,613     508,577
   Mahindra & Mahindra Financial Services, Ltd........................    84,605   1,075,100
   Mahindra & Mahindra, Ltd...........................................   734,621   9,181,768
  *Mahindra Holidays & Resorts India, Ltd.............................     3,566      18,050

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   Mahindra Lifespace Developers, Ltd.................................    29,803 $  173,045
   Manaksia, Ltd......................................................    20,016     14,891
   Mandhana Industries, Ltd...........................................    43,023    176,268
   Mangalore Refinery & Petrochemicals, Ltd........................... 1,260,221  1,315,837
   Marico, Ltd........................................................   330,102  1,152,504
   Maruti Suzuki India, Ltd...........................................   121,450  2,474,296
  *MAX India, Ltd.....................................................   375,175  1,179,457
   McLeod Russel (India), Ltd.........................................   187,730  1,083,460
  *Mercator Lines, Ltd................................................   586,134    198,102
  *Merck, Ltd.........................................................     7,397     80,085
   MindTree, Ltd......................................................    52,625    598,995
   Monnet Ispat, Ltd..................................................    67,077    367,188
   Monsanto India, Ltd................................................     9,360    104,745
  *Motherson Sumi Systems, Ltd........................................   306,041    877,449
   Motilal Oswal Financial Services, Ltd..............................    12,637     22,422
   Mphasis, Ltd.......................................................   156,069  1,101,146
   MRF, Ltd...........................................................     4,593    790,106
   Mundra Port & Special Economic Zone, Ltd...........................   583,102  1,257,987
   Nagarjuna Construction Co., Ltd....................................   776,225    518,074
  *Nagarjuna Oil Refinery, Ltd........................................   223,343     24,619
   Natco Pharma, Ltd..................................................    46,791    292,234
   National Aluminium Co., Ltd........................................ 1,424,246  1,362,529
   Nava Bharat Ventures, Ltd..........................................    53,812    187,380
   Navneet Publications India, Ltd....................................   155,429    157,516
   NESCO, Ltd.........................................................    21,917    257,353
   Nestle India, Ltd..................................................    19,900  1,603,117
  *NHPC, Ltd.......................................................... 5,745,706  1,879,245
   NIIT Technologies, Ltd.............................................   130,841    684,608
   NIIT, Ltd..........................................................   264,949    175,705
  *Nitin Fire Protection Industries, Ltd..............................   307,348    321,449
   Noida Toll Bridge Co., Ltd.........................................   192,455     84,468
   NTPC, Ltd..........................................................   661,998  1,860,385
   Oberoi Realty, Ltd.................................................    37,852    157,969
   OCL India, Ltd.....................................................    23,518     42,064
  *OCL Iron & Steel, Ltd..............................................     4,262      2,902
   Oil & Natural Gas Corp., Ltd.......................................   968,279  4,983,904
   Oil India, Ltd.....................................................   234,482  2,097,756
  *OMAXE, Ltd.........................................................   225,261    620,920
   Opto Circuits India, Ltd...........................................   329,920    916,750
  *Oracle Financial Services Software, Ltd............................    52,367  2,396,058
   Orbit Corp., Ltd...................................................    69,708     56,584
   Orchid Chemicals & Pharmaceuticals, Ltd............................   134,629    263,496
   Orient Paper & Industries, Ltd.....................................    94,540    110,644
   Oriental Bank of Commerce..........................................   222,794    961,954
   Orissa Minerals Development Co., Ltd...............................       645    530,672
  *Oswal Chemical & Fertilizers, Ltd..................................   175,169    108,185
   Page Industries, Ltd...............................................     3,566    187,170
   Panacea Biotec, Ltd................................................    28,190     36,338
   Pantaloon Retail India, Ltd........................................     8,100     23,946
  *Parsvnath Developers, Ltd..........................................   362,071    251,980
   Patel Engineering, Ltd.............................................    66,806     99,685
   Peninsula Land, Ltd................................................   193,874    127,959
  *Persistent Systems, Ltd............................................     4,683     32,245
   Petronet LNG, Ltd..................................................   682,746  1,793,376
   Pfizer, Ltd........................................................     7,516    163,036
   Phoenix Mills, Ltd.................................................    25,111     82,450
  *Pidilite Industries, Ltd...........................................   213,846    643,459
  *Pipavav Defence & Offshore Engineering Co., Ltd....................   476,137    516,565
   Piramal Healthcare, Ltd............................................   204,949  1,902,446
   Plethico Pharmaceuticals, Ltd......................................    48,538    293,055
   Polaris Financial Technology, Ltd..................................    88,393    176,405

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
   Polyplex Corp., Ltd................................................    17,984 $    51,062
   Power Finance Corp., Ltd...........................................   569,675   1,769,566
   Power Grid Corp. of India, Ltd..................................... 1,592,217   3,392,003
   Praj Industries, Ltd...............................................   360,290     337,599
   Prakash Industries, Ltd............................................    83,530      89,490
  *Prime Focus, Ltd...................................................   117,474      88,336
   Prism Cement, Ltd..................................................   229,543     210,978
   Proctor & Gamble Hygiene & Health Care, Ltd........................     4,430     178,868
  *Prozone Capital Shopping Centers, Ltd..............................    27,200       8,094
   PTC (India), Ltd...................................................   743,455     754,077
   Punj Lloyd, Ltd....................................................   829,104     757,115
   Punjab & Sind Bank.................................................    71,128      80,573
   Radico Khaitan, Ltd................................................   173,797     340,577
   Rain Commodities, Ltd..............................................   310,989     189,816
   Rajesh Exports, Ltd................................................   191,974     444,317
   Rallis India, Ltd..................................................   160,247     365,384
  *Ranbaxy Laboratories, Ltd..........................................   315,529   2,811,239
   Raymond, Ltd.......................................................   169,377   1,046,785
  *Redington India, Ltd...............................................   356,686     433,343
   REI Agro, Ltd...................................................... 1,175,184     219,730
   REI Six Ten Retail, Ltd............................................    55,035       4,071
   Reliance Capital, Ltd..............................................   376,858   2,247,160
   Reliance Communications, Ltd....................................... 1,922,986   1,932,007
   Reliance Energy, Ltd...............................................   362,336   3,198,603
   Reliance Industrial Infrastructure, Ltd............................     7,834      54,565
   Reliance Industries, Ltd........................................... 2,269,184  30,145,563
  *Reliance Power, Ltd................................................ 1,638,634   2,670,883
   Rolta (India), Ltd.................................................   453,696     553,602
   Ruchi Soya Industries, Ltd.........................................   483,522     734,999
   Rural Electrification Corp., Ltd...................................   600,461   2,018,945
   S Mobility, Ltd....................................................   121,918      94,194
   S. Kumars Nationwide, Ltd..........................................   566,519     266,857
   Sadbhav Engineering, Ltd...........................................    56,340     134,588
   Sanofi India, Ltd..................................................    12,071     476,333
  *Sanwaria Agro Oils, Ltd............................................    65,349      41,666
  *Satyam Computer Services, Ltd...................................... 1,276,320   1,866,179
  *Schneider Electric Infrastructure, Ltd.............................    96,889     133,288
  *SEAMEC, Ltd........................................................    12,199      18,094
   Sesa Goa, Ltd...................................................... 1,356,454   4,628,748
   Shipping Corp. of India, Ltd.......................................   554,056     538,798
   Shiv-Vani Oil & Gas Exploration Services, Ltd......................    19,863      52,915
   Shoppers Stop, Ltd.................................................    53,135     348,862
   Shree Cement, Ltd..................................................    14,509     827,946
   Shree Renuka Sugars, Ltd........................................... 1,378,139     763,539
   Shriram Transport Finance Co., Ltd.................................   207,642   2,139,924
   Siemens, Ltd.......................................................    83,389   1,016,437
   Simplex Infrastructures, Ltd.......................................     4,792      17,706
   Sintex Industries, Ltd.............................................   568,818     611,251
  *SJVN, Ltd..........................................................   173,293      62,690
   SKF (India), Ltd...................................................    36,937     404,783
   Sobha Developers, Ltd..............................................   176,042   1,100,290
   Solar Industries India, Ltd........................................     4,463      74,841
   South Indian Bank, Ltd............................................. 2,143,116     891,467
   SPML Infra, Ltd....................................................     6,549       8,235
   SREI Infrastructure Finance, Ltd...................................   256,428      98,841
   SRF, Ltd...........................................................    54,023     196,173
   State Bank of Bikaner & Jaipur.....................................    42,435     270,317
   State Bank of India................................................   196,261   7,046,554
   State Bank of India Sponsored GDR..................................     9,000     693,578
   Steel Authority of India, Ltd...................................... 1,202,930   1,844,646
  *Sterling Biotech, Ltd..............................................   260,553      32,672

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
   Sterlite Industries (India), Ltd................................... 1,061,710 $ 2,035,516
  #Sterlite Industries (India), Ltd. ADR..............................   576,415   4,426,867
   Sterlite Technologies, Ltd.........................................   443,073     259,163
   Strides Arcolab, Ltd...............................................   100,891   1,292,165
   Styrolution ABS India, Ltd.........................................    16,430     190,145
  *Sun Pharma Advanced Research Co., Ltd..............................   142,986     191,708
   Sun Pharmaceuticals Industries, Ltd................................   359,864   4,234,088
   Sun TV Network, Ltd................................................   145,816     693,076
   Sundaram Clayton, Ltd..............................................     3,760      11,965
   Sundaram Finance, Ltd..............................................     5,286      70,172
   Sundram Fastners, Ltd..............................................   105,224      90,864
   Supreme Industries, Ltd............................................    83,272     373,212
   Supreme Petrochem, Ltd.............................................     3,242       2,669
  *Surana Industries, Ltd.............................................     1,534       4,568
  *Suzlon Energy, Ltd................................................. 2,928,042     962,258
   Swaraj Engines, Ltd................................................     1,260       9,267
  *Syndicate Bank.....................................................   493,291     865,095
   Taj GVK Hotels & Resorts, Ltd......................................     5,793       6,946
   Tamilnadu Newsprint & Papers, Ltd..................................    36,247      74,720
   Tata Chemicals, Ltd................................................   244,626   1,340,960
   Tata Communications, Ltd...........................................   231,466   1,025,343
  #Tata Communications, Ltd. ADR......................................    70,016     610,540
   Tata Consultancy Services, Ltd.....................................   483,062  10,736,286
   Tata Elxsi, Ltd....................................................    27,785     107,933
  *Tata Investment Corp., Ltd.........................................    16,116     127,247
   Tata Motors, Ltd................................................... 1,689,345   6,793,461
  *Tata Motors, Ltd. Sponsored ADR....................................   223,179   4,508,216
   Tata Power Co., Ltd................................................ 1,465,794   2,577,248
   Tata Steel, Ltd....................................................   954,183   7,079,687
   Tata Tea, Ltd...................................................... 1,287,032   2,943,896
  *Tata Teleservices Maharashtra, Ltd................................. 1,221,200     282,351
   Tech Mahindra, Ltd.................................................    86,527   1,109,030
   Texmaco Rail & Engineering, Ltd....................................    79,270      75,440
   Texmaco, Ltd.......................................................    79,270      39,694
   Thermax India, Ltd.................................................    85,133     738,397
   Time Technoplast, Ltd..............................................   139,676     111,801
   Timken India, Ltd..................................................    54,549     184,795
   Titagarh Wagons, Ltd...............................................    25,167     142,214
   Titan Industries, Ltd..............................................   362,798   1,441,556
   Torrent Pharmaceuticals, Ltd.......................................    54,930     661,084
   Torrent Power, Ltd.................................................   239,521     674,615
   Transport Corp of India, Ltd.......................................    29,320      33,985
   Trent, Ltd.........................................................    22,350     408,338
   Triveni Turbine, Ltd...............................................   168,022     136,084
   TTK Prestige, Ltd..................................................     8,747     559,904
   Tube Investments of India, Ltd.....................................   172,422     507,054
   Tulip IT Services, Ltd.............................................   165,411     298,411
  *TV18 Broadcast, Ltd................................................   104,116      41,042
   TVS Motor Co., Ltd.................................................   571,006     387,528
   UCO Bank...........................................................   661,136     824,366
   Uflex, Ltd.........................................................    99,590     187,731
   Ultratech Cement, Ltd..............................................   131,191   3,862,523
   Unichem Laboratories, Ltd..........................................   111,368     298,649
   Union Bank of India, Ltd...........................................   249,808     756,142
  *Unitech, Ltd....................................................... 5,506,414   2,152,787
  *United Bank of India...............................................    42,270      41,146
   United Breweries, Ltd..............................................   116,753   1,163,615
   United Phosphorus, Ltd.............................................   939,401   2,014,476
   United Spirits, Ltd................................................   228,269   3,328,489
   Usha Martin, Ltd...................................................   432,244     206,898
  *Vardhman Special Steels, Ltd.......................................     5,275       3,130

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

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CONTINUED

                                                                            SHARES      VALUE++
                                                                            ------      -------
INDIA -- (Continued)
   Vardhman Textiles, Ltd.............................................      27,099 $    114,728
   Varun Shipping Co., Ltd............................................      32,033        8,837
   Videocon Industries, Ltd...........................................     249,089      764,635
   Vijaya Bank, Ltd...................................................     428,608      411,133
   VIP Industries, Ltd................................................     130,625      169,341
   Voltamp Transformers, Ltd..........................................       5,393       46,401
   Voltas, Ltd........................................................     379,716      719,726
   VST Industries, Ltd................................................      10,873      322,896
   WABCO India, Ltd...................................................       6,952      189,494
  *Welspun Corp., Ltd.................................................     421,631      768,175
   Wipro, Ltd.........................................................     646,292    3,923,317
  *Wockhardt, Ltd.....................................................      70,880    1,248,503
  *Wyeth, Ltd.........................................................      13,914      230,150
  *Yes Bank, Ltd......................................................     460,734    3,006,226
   Zee Entertainment Enterprises, Ltd.................................     961,119    2,905,995
  *Zee Learn, Ltd.....................................................     117,925       57,624
  *Zensar Technologies, Ltd...........................................      47,917      230,935
  *Zuari Holdings, Ltd................................................      22,948      137,940
   Zuari Industries, Ltd..............................................      22,948       56,111
  *Zydus Wellness, Ltd................................................      19,707      146,871
   Zylog Systems, Ltd.................................................      46,188      246,450
                                                                                   ------------
TOTAL INDIA...........................................................              572,155,744
                                                                                   ------------
INDONESIA -- (3.2%)...................................................
   PT Ace Hardware Indonesia Tbk......................................     145,000       89,946
   PT Adaro Energy Tbk................................................  44,370,500    6,800,523
   PT Adhi Karya Persero Tbk..........................................   4,013,000      384,113
  *PT Agis Tbk........................................................  13,708,000      456,053
   PT AKR Corporindo Tbk..............................................   6,310,800    2,417,241
  *PT Alam Sutera Realty Tbk..........................................  58,617,500    2,837,567
   PT Aneka Tambang Persero Tbk.......................................  17,076,500    2,301,498
   PT Asahimas Flat Glass Tbk.........................................     476,500      290,593
   PT Astra Agro Lestari Tbk..........................................   1,211,000    2,924,788
   PT Astra Graphia Tbk...............................................   2,146,000      297,284
   PT Astra International Tbk.........................................  24,525,000   18,030,790
  *PT Bakrie & Brothers Tbk........................................... 249,014,750    1,311,224
   PT Bakrie Sumatera Plantations Tbk.................................  46,053,500      821,323
  *PT Bakrie Telecom Tbk..............................................  61,252,539    1,100,913
  *PT Bakrieland Development Tbk...................................... 202,892,000    1,298,669
   PT Bank Bukopin Tbk................................................  20,075,500    1,328,873
   PT Bank Central Asia Tbk...........................................  15,460,500   13,029,023
   PT Bank Danamon Indonesia Tbk......................................   7,971,554    5,085,800
   PT Bank Mandiri Persero Tbk........................................  16,301,518   14,189,503
   PT Bank Negara Indonesia Persero Tbk...............................  21,954,230    9,176,758
  *PT Bank Pan Indonesia Tbk..........................................  20,637,000    1,561,588
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk...............     272,500       26,906
  *PT Bank Permata Tbk................................................      70,000       10,465
   PT Bank Rakyat Indonesia Persero Tbk...............................  20,420,500   14,989,951
   PT Bank Tabungan Negara Persero Tbk................................  10,105,015    1,453,630
  *PT Bank Tabungan Pensiunan Nasional Tbk............................   1,939,500      859,800
  *PT Barito Pacific Tbk..............................................   8,240,500      450,844
   PT Bayan Resources Tbk.............................................     950,000    1,095,640
  *PT Berau Coal Energy Tbk...........................................     419,000       14,544
  *PT Berlian Laju Tanker Tbk.........................................  26,853,166      556,072
   PT Bhakti Investama Tbk............................................  71,992,900    3,060,552
   PT Bisi International Tbk..........................................   6,286,500      780,485
   PT Budi Acid Jaya Tbk..............................................   2,800,500       49,099
  *PT Bumi Resources Minerals Tbk.....................................     392,500       20,414
   PT Bumi Resources Tbk..............................................  43,464,000    4,745,343
  *PT Bumi Serpong Damai Tbk..........................................  34,736,500    4,190,713
  *PT BW Plantation Tbk...............................................   6,091,500      948,884

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                            SHARES    VALUE++
                                                                            ------    -------
INDONESIA -- (Continued)
  *PT Central Proteinaprima Tbk.......................................  22,741,500 $   84,094
   PT Chandra Asri Petrochemical Tbk..................................       7,000      1,287
   PT Charoen Pokphand Indonesia Tbk..................................  12,481,660  4,186,829
   PT Ciputra Development Tbk.........................................  32,748,219  2,234,057
  *PT Ciputra Property Tbk............................................     202,500     13,427
   PT Ciputra Surya Tbk...............................................   4,718,500    960,140
  *PT Citra Marga Nusaphala Persada Tbk...............................   5,267,500  1,120,291
   PT Clipan Finance Indonesia Tbk....................................   2,919,000    130,418
  *PT Darma Henwa Tbk.................................................  55,755,500    293,214
  *PT Davomas Adabi Tbk...............................................   4,583,000     24,210
  *PT Delta Dunia Makmur Tbk..........................................  21,050,500    607,612
   PT Elnusa Tbk......................................................   4,668,500     84,167
  *PT Energi Mega Persada Tbk......................................... 191,842,000  2,410,429
   PT Fajar Surya Wisesa Tbk..........................................      26,000      5,732
   PT Gajah Tunggal Tbk...............................................   6,723,000  1,644,137
  *PT Global Mediacom Tbk.............................................  17,492,000  3,222,777
  *PT Gozco Plantations Tbk...........................................   8,134,800    209,484
   PT Gudang Garam Tbk................................................   1,200,000  7,109,735
  *PT Hanson International Tbk........................................  13,121,500    325,172
   PT Harum Energy Tbk................................................   1,927,500  1,142,791
   PT Hexindo Adiperkasa Tbk..........................................     541,000    409,207
   PT Holcim Indonesia Tbk............................................   9,799,500  2,708,454
  *PT Indah Kiat Pulp & Paper Corp. Tbk...............................   8,159,000  1,057,398
   PT Indika Energy Tbk...............................................   9,898,500  1,785,445
   PT Indo Tambangraya Megah Tbk......................................     808,500  3,015,427
   PT Indocement Tunggal Prakarsa Tbk.................................   3,570,000  8,072,190
  *PT Indofood CBP Sukses Makmur Tbk..................................      41,000     28,423
   PT Indofood Sukses Makmur Tbk......................................  14,985,000  8,515,045
   PT Indorama Synthetics Tbk.........................................      12,500      2,176
   PT Indosat Tbk.....................................................   1,840,000    938,253
  #PT Indosat Tbk ADR.................................................      26,890    688,922
  *PT Inovisi Infracom Tbk............................................     243,300    164,435
  *PT Intiland Development Tbk........................................  24,699,800    879,447
   PT Japfa Comfeed Indonesia Tbk.....................................   4,040,700  1,846,795
   PT Jasa Marga Persero Tbk..........................................   5,132,000  3,077,716
   PT Jaya Real Property Tbk..........................................     352,500     98,693
   PT Kalbe Farma Tbk.................................................   8,149,000  3,282,661
  *PT Kawasan Industri Jababeka Tbk...................................  79,369,000  1,524,032
   PT Lippo Karawaci Tbk..............................................  60,357,062  5,658,658
  *PT Malindo Feedmill Tbk............................................   3,203,500    552,321
   PT Matahari Putra Prima Tbk........................................   6,350,272    681,303
   PT Mayorah Indah Tbk...............................................   1,104,750  2,605,765
   PT Medco Energi Internasional Tbk..................................   6,305,500  1,148,122
   PT Media Nusantara Citra Tbk.......................................  12,315,093  3,077,457
   PT Mitra Adiperkasa Tbk............................................   3,172,000  2,402,110
  *PT Mitra International Resources Tbk...............................   5,183,500     38,335
  *PT Multistrada Arah Sarana Tbk.....................................   3,155,000    159,172
  *PT Myoh Technology Tbk.............................................     185,000     24,924
   PT Nippon Indosari Corpindo Tbk....................................      65,000     33,210
  *PT Nusantara Infrastructure Tbk....................................   8,931,000    183,648
   PT Pabrik Kertas Tjiwi Kimia Tbk...................................   1,139,500    322,549
  *PT Pakuwon Jati Tbk................................................  31,418,900    742,685
  *PT Panin Financial Tbk.............................................  76,149,000  1,112,392
   PT Panin Insurance Tbk.............................................   4,962,500    260,354
   PT Pembangunan Perumahan Persero Tbk...............................   4,527,500    286,576
   PT Perusahaan Gas Negara Persero Tbk...............................  14,138,500  5,640,749
  *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk..............  10,678,500  3,092,072
  *PT Polaris Investama Tbk...........................................     577,000     83,903
  *PT Polychem Indonesia Tbk..........................................   5,384,500    209,876
   PT Ramayana Lestari Sentosa Tbk....................................  11,976,000  1,585,466
   PT Resource Alam Indonesia Tbk.....................................   1,053,000    381,651

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
INDONESIA -- (Continued)
    PT Sampoerna Agro Tbk.............................................  3,604,059 $  1,137,168
    PT Samudera Indonesia Tbk.........................................    117,000       47,035
    PT Selamat Sempurna Tbk...........................................  2,860,000      602,582
    PT Semen Gresik Persero Tbk.......................................  5,383,500    7,332,488
   *PT Sentul City Tbk................................................ 93,568,000    2,160,083
   *PT Sinar Mas Multiartha Tbk.......................................     51,000       22,203
    PT Summarecon Agung Tbk........................................... 20,811,782    3,548,223
   *PT Surya Citra Media Tbk..........................................     76,000       82,863
    PT Surya Semesta Internusa Tbk.................................... 17,701,000    2,133,728
   *PT Suryainti Permata Tbk..........................................  3,098,000       29,131
    PT Tambang Batubara Bukit Asam Persero Tbk........................  1,689,500    2,821,236
    PT Telekomunikasi Indonesia Persero Tbk...........................  3,927,000    3,787,368
   #PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR.............    229,759    8,921,542
   *PT Tiga Pilar Sejahtera Food Tbk..................................  6,320,839      479,208
    PT Timah Persero Tbk..............................................  9,507,500    1,327,347
    PT Total Bangun Persada TbK.......................................  3,048,500      169,842
   *PT Tower Bersama Infrastructure Tbk...............................  1,172,000      484,662
   *PT Trada Maritime Tbk............................................. 16,942,487    1,589,491
    PT Trias Sentosa Tbk..............................................  3,690,500      135,818
    PT Trimegah Securities Tbk........................................  5,343,500       70,191
   *PT Truba Alam Manunggal Engineering Tbk........................... 15,388,500       37,394
    PT Tunas Baru Lampung Tbk.........................................  4,285,500      243,010
    PT Tunas Ridean Tbk...............................................  8,143,000      686,068
    PT Unilever Indonesia Tbk.........................................  1,408,500    3,596,726
    PT United Tractors Tbk............................................  3,224,746    7,103,675
    PT Vale Indonesia Tbk.............................................  9,326,250    2,376,766
    PT Wijaya Karya Persero Tbk....................................... 11,634,500    1,222,245
    PT XL Axiata Tbk..................................................  5,643,500    3,654,221
                                                                                  ------------
TOTAL INDONESIA.......................................................             268,977,746
                                                                                  ------------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd.......................................          1            8
   *Electra Real Estate, Ltd..........................................          1            1
   *Formula Systems (1985), Ltd.......................................         --            5
   *Formula Vision Technologies, Ltd..................................         --           --
   *Koor Industries, Ltd..............................................          1            5
   *Mivtach Shamir Holdings, Ltd......................................      9,488      153,251
   *Naphtha Israel Petroleum Corp., Ltd...............................          1            2
    Osem Investments, Ltd.............................................         --            6
    Super-Sol, Ltd. Series B..........................................         --            1
                                                                                  ------------
TOTAL ISRAEL..........................................................                 153,279
                                                                                  ------------
MALAYSIA -- (3.8%)
    Aeon Co. (M) Berhad...............................................    306,400      947,705
    Aeon Credit Service M Berhad......................................     73,800      259,597
    Affin Holdings Berhad.............................................  1,325,100    1,540,996
    AirAsia Berhad....................................................  3,047,600    3,634,609
   *Alam Maritim Resources Berhad.....................................    908,800      149,075
    Alliance Financial Group Berhad...................................  3,537,800    4,789,364
    Amcorp Properties Berhad..........................................     88,766       14,106
    AMMB Holdings Berhad..............................................  4,915,950   10,056,033
    Amway (Malaysia) Holdings Berhad..................................     70,500      220,532
    Ann Joo Resources Berhad..........................................    574,950      300,492
    APM Automotive Holdings Berhad....................................    211,300      337,576
    Axiata Group Berhad...............................................  3,518,625    6,577,327
    Bandar Raya Developments Berhad...................................  1,136,300      975,094
    Batu Kawan Berhad.................................................    326,650    1,947,238
    Berjaya Assets Berhad.............................................    156,600       45,213
    Berjaya Corp. Berhad..............................................  6,945,500    1,615,776
   *Berjaya Land Berhad...............................................  2,769,200      742,182
    Berjaya Sports Toto Berhad........................................  1,313,014    1,792,148

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
MALAYSIA -- (Continued)
   BIMB Holdings Berhad............................................... 1,452,800 $ 1,410,313
   Bolton Berhad......................................................   265,545      69,089
  *Boustead Heavy Industries Corp. Berhad.............................   226,400     198,143
   Boustead Holdings Berhad........................................... 1,381,392   2,423,868
   British American Tobacco Malaysia Berhad...........................   182,000   3,466,040
   Bursa Malaysia Berhad.............................................. 1,270,800   2,549,315
   Cahya Mata Sarawak Berhad..........................................   353,400     332,269
   Carlsberg Brewery Berhad...........................................   362,100   1,366,870
  *Carotech Berhad....................................................    44,425         284
   CB Industrial Product Holding Berhad...............................   798,360     670,913
   Chemical Co. of Malaysia Berhad....................................   111,000      49,612
   CI Holdings Berhad.................................................    85,600      28,047
   CIMB Group Holdings Berhad......................................... 9,582,014  23,977,033
   Coastal Contracts Berhad...........................................   871,877     523,798
   CSC Steel Holdings Berhad..........................................   439,800     168,272
   Dayang Enterprise Holdings Berhad..................................   499,775     318,323
   Dialog Group Berhad................................................ 2,590,573   1,979,204
   DiGi.Com Berhad.................................................... 4,046,720   5,727,530
   Dijaya Corp. Berhad................................................   229,500      85,013
   DRB-Hicom Berhad................................................... 3,661,300   3,002,073
   Dutch Lady Milk Industries Berhad..................................    31,700     373,859
   Eastern & Oriental Berhad.......................................... 3,102,582   1,510,415
  *ECM Libra Financial Group Berhad...................................   982,737     273,482
   Evergreen Fibreboard Berhad........................................   741,700     205,838
  *Faber Group Berhad.................................................   663,800     305,148
  *Fountain View Development Berhad...................................    31,500          --
   Fraser & Neave Holdings Berhad.....................................   177,000   1,085,588
   Gamuda Berhad...................................................... 6,237,100   6,971,190
   Genting (Malaysia) Berhad.......................................... 6,993,600   7,498,707
   Genting Berhad..................................................... 3,947,600  11,916,609
   Genting Plantations Berhad.........................................   548,200   1,650,824
   Globetronics Technology Berhad.....................................   208,320      96,315
   Glomac Berhad...................................................... 1,101,100     298,515
   Goldis Berhad......................................................   430,012     281,302
  *Green Packet Berhad................................................   876,400     134,151
   GUH Holdings Berhad................................................   153,400      62,433
   Guinness Anchor Berhad.............................................   293,700   1,311,412
   GuocoLand (Malaysia) Berhad........................................   636,600     170,399
   Hai-O Enterprise Berhad............................................   297,400     197,254
   Hap Seng Consolidated Berhad....................................... 3,180,040   1,751,744
   Hap Seng Plantations Holdings Berhad...............................   966,800     966,890
   Hartalega Holdings Berhad..........................................   375,600     527,144
  *Ho Wah Genting Berhad.............................................. 1,778,700     217,444
   Hock Seng Lee Berhad...............................................   514,712     269,055
   Hong Leong Bank Berhad............................................. 1,097,260   4,786,777
   Hong Leong Financial Group Berhad..................................   520,000   2,062,129
   Hong Leong Industries Berhad.......................................   168,800     211,711
  *Hovid Berhad.......................................................   177,700      11,632
  *Hubline Berhad.....................................................   139,400       3,129
   Hunza Properties Berhad............................................    97,600      46,103
   Hwang-DBS (Malaysia) Berhad........................................   131,800     105,060
   IGB Corp. Berhad................................................... 3,869,599   3,384,180
   IJM Corp. Berhad................................................... 4,489,710   7,405,638
   IJM Land Berhad.................................................... 1,301,000   1,038,480
   IJM Plantations Berhad.............................................   883,200   1,016,070
  *Inch Kenneth Kajang Rubber Berhad..................................    49,400       9,214
  *Insas Berhad.......................................................   599,902      80,350
   Integrated Logistics Berhad........................................   111,735      30,345
  *Integrax Berhad....................................................   178,500      81,923
   IOI Corp. Berhad................................................... 3,788,477   6,447,606
  *Iris Corp. Berhad.................................................. 1,102,200      59,589

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
MALAYSIA -- (Continued)
  *Jaks Resources Berhad.............................................. 1,588,600 $   235,453
   Jaya Tiasa Holdings Berhad.........................................   237,446     640,965
   JCY International Berhad........................................... 1,826,300     900,746
   JobStreet Corp. Berhad.............................................    22,600      15,462
   JT International Berhad............................................   132,100     284,845
   K & N Kenanga Holdings Berhad......................................   670,600     139,668
  *Karambunai Corp. Berhad............................................ 4,574,700     188,971
   Keck Seng (Malaysia) Berhad........................................   316,300     413,273
   KFC Holdings (Malaysia) Berhad.....................................   529,200     642,964
   Kian Joo Can Factory Berhad........................................ 1,395,180   1,155,527
   Kim Loong Resources Berhad.........................................   231,820     195,107
   Kinsteel Berhad.................................................... 1,681,200     222,075
   KLCC Property Holdings Berhad...................................... 1,100,800   1,788,302
  *KNM Group Berhad................................................... 3,427,168     686,289
   Kossan Rubber Industries Berhad....................................   505,700     509,393
   KPJ Healthcare Berhad..............................................   742,750   1,403,099
   KrisAssets Holdings Berhad.........................................     3,300       8,931
  *KSK Group Berhad................................................... 2,467,400     542,256
   KSL Holdings Berhad................................................   424,266     187,935
   Kuala Lumpur Kepong Berhad.........................................   602,622   4,563,021
  *KUB (Malaysia) Berhad.............................................. 1,459,400     243,772
   Kulim (Malaysia) Berhad............................................ 1,828,800   3,015,749
  *Kumpulan Europlus Berhad...........................................   671,700     224,229
   Kumpulan Fima Berhad...............................................   640,200     472,898
   Kumpulan Perangsang Selangor Berhad................................   583,400     186,029
   Kwantas Corp. Berhad...............................................    23,900      16,005
   Lafarge Malayan Cement Berhad...................................... 1,019,400   2,598,207
  *Land & General Berhad..............................................   691,800     101,149
  *Landmarks Berhad...................................................   872,192     280,885
   Latexx Partners Berhad.............................................   209,800     117,560
  *LBS Bina Group Berhad..............................................   312,800      84,730
   Lingkaran Trans Kota Holdings Berhad...............................   570,900     766,125
   Lingui Development Berhad..........................................   439,200     214,452
  *Lion Corp. Berhad..................................................   513,980      51,536
   Lion Diversified Holdings Berhad...................................   615,000      60,611
   Lion Forest Industries Berhad......................................    37,800      17,192
   Lion Industries Corp. Berhad....................................... 2,095,000     747,138
   LPI Capital Berhad.................................................    40,200     171,953
  *MAA Group Berhad...................................................   187,600      26,316
   Mah Sing Group Berhad.............................................. 1,168,680     830,280
   Malayan Banking Berhad............................................. 6,998,451  19,550,349
   Malayan Flour Mills Berhad.........................................   731,700     351,474
   Malaysia Airports Holdings Berhad.................................. 1,056,500   1,876,441
   Malaysia Building Society Berhad...................................   768,874     609,880
  *Malaysian Airlines System Berhad................................... 2,539,366     859,928
   Malaysian Bulk Carriers Berhad.....................................   878,623     450,953
   Malaysian Pacific Industries Berhad................................   271,925     243,718
   Malaysian Resources Corp. Berhad................................... 5,013,600   2,882,704
   Maxis Berhad....................................................... 2,438,715   4,988,381
   MBM Resources Berhad...............................................   544,310     673,318
  *Media Chinese International, Ltd...................................   153,000      74,503
   Media Prima Berhad................................................. 3,177,020   2,435,309
   Mega First Corp. Berhad............................................   167,300      90,491
   MISC Berhad........................................................ 1,282,560   1,847,227
  *MK Land Holdings Berhad............................................   997,300     131,608
   MKH Berhad.........................................................   128,756     100,595
   MMC Corp. Berhad................................................... 3,094,800   2,365,033
   MNRB Holdings Berhad...............................................   349,600     334,376
   Mudajaya Group Berhad..............................................   789,433     630,415
   Muhibbah Engineering Berhad........................................ 1,300,300     382,885
  *Mulpha International Berhad........................................ 7,259,800     982,366

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
MALAYSIA -- (Continued)
   My EG Services Berhad..............................................   343,500 $    76,069
   Naim Holdings Berhad...............................................   453,500     255,551
   NCB Holdings Berhad................................................   132,600     185,579
   Nestle (Malaysia) Berhad...........................................    65,100   1,246,638
  *Notion VTEC Berhad.................................................   445,952     179,092
   NTPM Holdings Berhad...............................................   669,600     102,536
   Nylex (Malaysia) Berhad............................................   104,843      18,694
   Oriental Holdings Berhad...........................................   606,340   1,456,764
   OSK Holdings Berhad................................................ 1,226,445     562,762
   P.I.E. Industrial Berhad...........................................    54,600      75,187
   Padini Holdings Berhad............................................. 1,035,800     676,766
   Panasonic Manufacturing (Malaysia) Berhad..........................    60,900     455,084
   Paramount Corp. Berhad.............................................   461,760     237,048
   Parkson Holdings Berhad............................................ 1,515,155   2,342,791
   PBA Holdings Berhad................................................   172,500      50,597
   Pelikan International Corp. Berhad.................................   410,610     103,292
  *Perdana Petroleum Berhad...........................................   240,600      52,327
  *Perisai Petroleum Teknologi Berhad................................. 1,600,400     455,597
  *Perwaja Holdings Berhad............................................    15,700       3,256
   Petronas Chemicals Group Berhad.................................... 2,598,100   5,457,218
   Petronas Dagangan Berhad...........................................   393,400   2,630,184
   Petronas Gas Berhad................................................ 1,017,408   6,005,404
   Pharmaniaga Berhad.................................................    16,031      48,562
   PJ Development Holdings Berhad.....................................   513,200     132,717
  *POS (Malaysia) Berhad..............................................   816,300     756,606
   PPB Group Berhad................................................... 1,045,100   5,069,631
   Press Metal Berhad.................................................   482,500     276,652
   Protasco Berhad....................................................   260,000      75,090
   Public Bank Berhad Foreign Market Shares........................... 1,107,356   5,085,011
  *Puncak Niaga Holding Berhad........................................   453,060     193,536
   QL Resources Berhad................................................   759,040     776,256
   QSR Brands Berhad..................................................    39,000      81,032
   RCE Capital Berhad.................................................   560,300      84,849
   RHB Capital Berhad................................................. 2,092,427   4,913,810
   Salcon Berhad......................................................   445,500      69,548
  *Sapurakencana Petroleum Berhad..................................... 2,425,488   1,898,848
   Sarawak Oil Palms Berhad...........................................   265,560     583,721
   Sarawak Plantation Berhad..........................................    18,900      17,183
   Scientex Berhad....................................................   137,664     105,157
  *Scomi Group Berhad................................................. 3,202,700     219,444
   Selangor Dredging Berhad...........................................   366,400      91,700
   Selangor Properties Berhad.........................................    39,700      42,639
   Shangri-La Hotels (Malaysia) Berhad................................   312,400     346,425
   Shell Refining Co. Federation of Malaysia Berhad...................   218,900     640,270
   SHL Consolidated Berhad............................................   202,800      82,086
   Sime Darby Berhad.................................................. 3,752,224  11,759,494
  *Sino Hua-An International Berhad...................................   939,700      55,572
   Star Publications (Malaysia) Berhad................................   647,700     656,746
   Subur Tiasa Holdings Berhad........................................   118,860      92,530
  *Sunway Berhad...................................................... 1,596,670   1,150,034
   Supermax Corp. Berhad.............................................. 1,371,750     956,723
   Suria Capital Holdings Berhad......................................   208,750     103,639
   Ta Ann Holdings Berhad.............................................   549,686     820,940
   TA Enterprise Berhad............................................... 3,848,600     656,741
   TA Global Berhad................................................... 1,600,240     142,909
   Tan Chong Motor Holdings Berhad....................................   891,800   1,263,486
   Tasek Corp. Berhad.................................................    18,400      57,589
   TDM Berhad.........................................................   571,300     814,651
  *Tebrau Teguh Berhad................................................ 3,133,400     759,590
   Telekom Malaysia Berhad............................................ 1,832,000   3,299,442
   Tenaga Nasional Berhad............................................. 3,332,081   7,176,946

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                             SHARES      VALUE++
                                                                             ------      -------
MALAYSIA -- (Continued)
   *TH Heavy Engineering Berhad.........................................  2,991,234 $    436,895
    TH Plantations Berhad...............................................    590,500      475,487
    Three-A Resources Berhad............................................    168,300       61,738
   *Time Dotcom Berhad..................................................  1,378,160    1,526,023
    Time Engineering Berhad.............................................  1,343,800      139,030
    Top Glove Corp. Berhad..............................................  1,028,380    1,758,839
    Tradewinds (Malaysia) Berhad........................................    468,300    1,255,418
    Tradewinds Corp. Berhad.............................................    731,500      184,385
    Tradewinds Plantation Berhad........................................     93,700      143,575
    TRC Synergy Berhad..................................................    384,192       75,181
   *Trinity Corp. Berhad................................................    700,000       12,283
    TSH Resources Berhad................................................    886,100      735,093
    Uchi Technologies Berhad............................................    568,500      217,280
   *UEM Land Holdings Berhad............................................  4,058,045    2,567,585
    UMW Holdings Berhad.................................................  1,566,106    4,723,090
    Unico-Desa Plantations Berhad.......................................  1,051,993      419,847
    Unisem (Malaysia) Berhad............................................  2,180,120      893,801
    United Malacca Berhad...............................................    172,650      418,819
    United Plantations Berhad...........................................    149,100    1,236,585
    VS Industry Berhad..................................................    167,208       84,534
    Wah Seong Corp. Berhad..............................................  1,113,112      664,546
    WCT Berhad..........................................................  2,144,000    1,727,082
    Wing Tai (Malaysia) Berhad..........................................    335,200      193,628
    WTK Holdings Berhad.................................................  1,128,750      430,913
    Yeo Hiap Seng (Malaysia) Berhad.....................................     16,000       17,460
    YNH Property Berhad.................................................  1,119,199      671,865
    YTL Corp. Berhad.................................................... 11,005,254    6,515,921
    YTL e-Solutions Berhad..............................................    747,100      183,117
   *YTL Land & Development Berhad.......................................    805,300      289,326
    YTL Power International Berhad......................................  5,450,854    3,122,774
   *Zelan Berhad........................................................    553,600       66,266
    Zhulian Corp Berhad.................................................    283,266      190,544
                                                                                    ------------
TOTAL MALAYSIA..........................................................             321,384,949
                                                                                    ------------
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Series A........................................    989,577   15,814,926
  #*Alsea S.A.B. de C.V.................................................  1,368,310    1,886,011
    America Movil S.A.B. de C.V. Series L...............................  4,095,750    5,469,829
    America Movil S.A.B. de C.V. Series L ADR...........................  2,026,039   54,074,981
   #Arca Continental S.A.B. de C.V......................................  1,805,216   11,341,565
  #*Axtel S.A.B. de C.V.................................................  2,133,207      325,631
  #*Bio Pappel S.A.B. de C.V............................................     38,300       23,299
    Bolsa Mexicana de Valores S.A. de C.V...............................    991,420    1,886,147
   *Cemex S.A.B de C.V..................................................    192,604      133,679
  #*Cemex S.A.B. de C.V. Sponsored ADR..................................  4,063,800   28,284,046
   #Cia Minera Autlan S.A.B. de C.V. Series B...........................    269,146      299,535
   #Coca-Cola Femsa S.A.B. de C.V. Series L.............................    101,500    1,137,234
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........................     85,176    9,470,719
   #Compartamos S.A.B. de C.V...........................................  1,969,874    1,967,134
   *Consorcio ARA S.A.B. de C.V. Series *...............................  2,047,685      546,624
   #Controladora Comercial Mexicana S.A.B. de C.V. Series B.............  1,624,254    3,712,999
    Corp Actinver S.A.B. de C.V.........................................      3,200        2,611
   *Corporacion GEO S.A.B. de C.V. Series B.............................  2,093,397    2,200,676
  #*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B...    222,600      110,476
    Corporacion Moctezuma S.A.B. de C.V. Series *.......................    392,200      940,206
  #*Desarrolladora Homex S.A.B. de C.V..................................    899,511    1,778,933
  #*Desarrolladora Homex S.A.B. de C.V. ADR.............................     46,148      547,315
   *Dine S.A.B. de C.V..................................................      7,300        2,311
   #El Puerto de Liverpool S.A.B. de C.V. Series C-1....................    386,391    3,050,218
   *Empresas ICA S.A.B. de C.V..........................................  2,111,795    3,541,229
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........................    271,299    1,814,990

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
                                                                               SHARES      VALUE++
                                                                               ------      -------
MEXICO -- (Continued)
  #*Financiera Independencia S.A.B. de C.V.................................   246,788 $     86,664
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR................   389,063   33,233,761
  #*Genomma Lab Internacional S.A.B. de C.V. Series B...................... 1,104,320    2,231,310
   *Gruma S.A.B. de C.V. ADR...............................................     6,300       65,835
   *Gruma S.A.B. de C.V. Series B.......................................... 1,124,498    2,943,473
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.....................   494,000    1,040,117
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR................       100        1,680
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....................   134,541    5,295,534
   *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B...............   417,731    1,639,701
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................    26,749    2,383,603
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B................   669,445    5,989,943
   #Grupo Bimbo S.A.B. de C.V. Series A.................................... 3,900,783    9,709,059
    Grupo Carso S.A.B. de C.V. Series A-1.................................. 1,655,454    5,725,031
   *Grupo Cementos de Chihuahua S.A.B. de C.V..............................   211,154      666,877
    Grupo Comercial Chedraui S.A. de C.V...................................   492,875    1,296,074
   #Grupo Elektra S.A. de C.V..............................................    90,576    4,258,233
   *Grupo Famsa S.A.B. de C.V. Series A....................................   654,464      772,158
    Grupo Financiero Banorte S.A.B. de C.V. Series O....................... 5,424,698   29,125,348
    Grupo Financiero Inbursa S.A.B. de C.V. Series O....................... 4,994,040   13,143,693
    Grupo Gigante S.A.B. de C.V. Series*...................................    41,000       77,076
    Grupo Herdez S.A.B. de C.V. Series *...................................   529,198    1,291,707
   *Grupo Industrial Maseca S.A.B. de C.V. Series B........................    44,200       50,686
    Grupo Industrial Saltillo S.A.B. de C.V................................    58,600       67,177
    Grupo Kuo S.A.B. de C.V. Series B......................................   198,810      395,123
   *Grupo Mexicano de Desarrollo S.A.B. de C.V.............................    13,000        7,420
    Grupo Mexico S.A.B. de C.V. Series B................................... 8,798,279   24,743,816
   #Grupo Modelo S.A.B. de C.V. Series C................................... 1,241,740   11,232,945
   *Grupo Simec S.A. de C.V. Series B......................................   366,148    1,188,326
   *Grupo Simec S.A. de C.V. Sponsored ADR.................................     2,613       25,607
    Grupo Televisa S.A.B...................................................   447,300    2,034,940
    Grupo Televisa S.A.B. Sponsored ADR.................................... 1,094,986   24,954,731
  #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V... 1,914,180    3,123,488
   #Industrias Bachoco S.A.B. de C.V. Series B.............................    31,375       59,808
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR........................     6,334      145,682
   *Industrias CH S.A.B. de C.V. Series B..................................   934,700    4,683,164
   #Industrias Penoles S.A.B. de C.V.......................................   165,729    6,779,455
   *Inmuebles Carso S.A.B. de C.V. Series B-1.............................. 2,196,725    1,676,637
   #Kimberly Clark de Mexico S.A.B. de C.V. Series A....................... 2,891,299    6,018,059
   *Maxcom Telecomunicaciones S.A.B. de C.V................................     6,900        1,396
   *Megacable Holdings S.A.B. de C.V.......................................   183,285      394,176
   #Mexichem S.A.B. de C.V. Series *....................................... 1,950,456    9,225,377
  #*Minera Frisco S.A.B. de C.V. Series A-1................................ 1,010,100    3,996,801
   *OHL Mexico S.A.B. de C.V...............................................   282,349      428,879
  #*Organizacion Soriana S.A.B. de C.V. Series B........................... 2,661,085    7,964,145
  #*Promotora y Operadora de Infraestructura S.A.B de C.V..................   379,352    1,967,433
    Qualitas Cia de Seguros S.A. de C.V....................................   169,259      192,824
   *Sare Holding S.A.B. de C.V.............................................   449,700       40,917
    TV Azteca S.A.B. de C.V................................................ 3,824,951    2,539,709
   *Urbi Desarrollos Urbanos S.A.B. de C.V................................. 1,795,501    1,061,220
   *Vitro S.A.B. de C.V. Series A..........................................   193,764      233,272
    Wal-Mart de Mexico S.A.B. de C.V. Series V............................. 6,746,532   19,029,395
                                                                                      ------------
TOTAL MEXICO...............................................................            405,602,809
                                                                                      ------------
PERU -- (0.2%)
    Cia de Minas Buenaventura S.A. ADR.....................................   155,910    5,678,242
    Credicorp, Ltd.........................................................   102,705   11,907,618
                                                                                      ------------
TOTAL PERU.................................................................             17,585,860
                                                                                      ------------
PHILIPPINES -- (1.4%)
    A. Soriano Corp........................................................   818,000       91,802
    Aboitiz Equity Ventures, Inc........................................... 3,551,300    4,174,818

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
                                                                            SHARES      VALUE++
                                                                            ------      -------
PHILIPPINES -- (Continued)
   Aboitiz Power Corp.................................................   4,088,500 $  3,373,334
   Alliance Global Group, Inc.........................................  22,966,494    6,396,023
   Alsons Consolidated Resources, Inc.................................     552,000       18,775
  *Atlas Consolidated Mining & Development Corp.......................   2,852,900    1,187,801
   Ayala Corp. Series A...............................................     494,155    5,134,192
   Ayala Land, Inc....................................................   8,912,320    4,646,453
   Bank of the Philippine Islands.....................................   2,713,953    4,707,872
   BDO Unibank, Inc...................................................   4,534,609    6,979,144
  *Belle Corp.........................................................  11,743,500    1,408,259
  *Cebu Air, Inc......................................................     946,550    1,560,414
   Cebu Holdings, Inc.................................................   2,065,000      282,948
   China Banking Corp.................................................      37,491      428,421
   COL Financial Group, Inc...........................................     114,700       62,751
  *Cyber Bay Corp.....................................................   3,846,000       73,417
   DMCI Holdings, Inc.................................................   1,962,100    2,743,753
  *Empire East Land Holdings, Inc.....................................   4,900,000      104,141
   Energy Development Corp............................................  17,169,000    2,487,296
   Filinvest Development Corp.........................................   1,364,251      140,332
   Filinvest Land, Inc................................................  63,270,687    2,058,971
  *First Gen Corp.....................................................   4,338,900    1,992,089
   First Philippines Holdings Corp....................................   1,206,760    2,235,562
  *Global Estate Resorts, Inc.........................................   4,291,000      210,095
   Globe Telecom, Inc.................................................      76,320    2,093,236
   International Container Terminal Services, Inc.....................   1,982,822    3,439,609
  *JG Summit Holdings, Inc............................................     876,700      708,814
   Jollibee Foods Corp................................................     795,417    1,959,507
  *Lepanto Consolidated Mining Co. Series B...........................  14,169,207      466,319
   Lopez Holdings Corp................................................   8,207,900    1,139,998
   Manila Electric Co.................................................     350,070    2,215,032
   Manila Water Co., Inc..............................................   2,584,000    1,610,635
   Megaworld Corp.....................................................  60,104,600    3,238,410
   Metro Bank & Trust Co..............................................   2,646,632    6,322,217
  *Metro Pacific Corp. Series A.......................................     225,000       11,211
   Metro Pacific Investments Corp.....................................  32,732,000    3,264,362
  *Pepsi-Cola Products Philippines, Inc...............................   2,364,000      185,367
   Philex Mining Corp.................................................     770,250      411,054
   Philippine Long Distance Telephone Co..............................       9,640      631,382
   Philippine Long Distance Telephone Co. Sponsored ADR...............      38,300    2,500,990
  *Philippine National Bank...........................................   1,129,740    2,022,656
   Philippine Stock Exchange, Inc.....................................      67,020      580,648
   Philodrill Corp.................................................... 210,600,000      260,661
  *Philtown Properties, Inc...........................................      16,675           --
   PhilWeb Corp.......................................................   1,574,640      585,249
  *RFM Corp...........................................................   1,284,000      102,782
   Rizal Commercial Banking Corp......................................   1,293,619    1,375,167
  *Robinson's Land Corp. Series B.....................................   9,097,550    4,232,906
   San Miguel Corp....................................................   1,208,930    3,222,071
  *Security Bank Corp.................................................   1,005,222    3,393,080
  *Semirara Mining Corp...............................................     269,720    1,444,984
   Shang Properties, Inc..............................................     174,286       10,843
   SM Development Corp................................................   7,774,662    1,152,248
   SM Investments Corp................................................     339,080    6,067,744
   SM Prime Holdings, Inc.............................................  16,505,032    5,519,456
   Southeast Asia Cement Holdings, Inc................................   8,352,000      411,960
   Union Bank of Philippines..........................................     789,590    1,893,731
   Universal Robina Corp..............................................   2,988,800    4,196,949
   Vista Land & Lifescapes, Inc.......................................  13,915,700    1,462,397
                                                                                   ------------
TOTAL PHILIPPINES.....................................................              120,632,338
                                                                                   ------------
POLAND -- (1.3%)
   Agora SA...........................................................     160,394      387,713

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
POLAND -- (Continued)
  *Alchemia SA........................................................   137,058 $   219,320
  *AmRest Holdings SE.................................................    36,248     812,003
   Apator SA..........................................................    24,049     190,453
   Asseco Poland SA...................................................   280,949   3,816,067
   ATM SA.............................................................    23,413      55,273
  *ATM Systemy Informatyczne SA.......................................    23,413       9,811
  *Bank Handlowy w Warszawie SA.......................................    97,224   2,352,839
  *Bank Millennium SA................................................. 1,377,791   1,436,492
   Bank Pekao SA......................................................   160,271   6,687,565
  *Barlinek SA........................................................    79,370      16,330
  *Bioton SA.......................................................... 8,698,900     153,237
  *Boryszew SA........................................................ 2,612,699     413,544
  *BRE Bank SA........................................................    38,244   3,251,691
   Budimex SA.........................................................    26,715     446,225
  *CD Projekt Red SA..................................................   288,864     386,413
  *Ciech SA...........................................................   157,846     752,465
  *Cinema City International NV.......................................    26,503     225,439
  *City Interactive SA................................................    18,563     110,683
  *Colian SA..........................................................    52,481      29,288
  *ComArch SA.........................................................     7,148     136,479
  *Cyfrowy Polsat SA..................................................   157,305     688,505
   Debica SA..........................................................    10,995     175,756
   Dom Development SA.................................................     9,946      77,413
  *Dom Maklerski IDM SA...............................................   758,773      83,730
   Elektrobudowa SA...................................................     2,716      72,977
   Emperia Holding SA.................................................    33,507     410,645
   Enea SA............................................................   271,426   1,262,621
   Eurocash SA........................................................   130,284   1,523,044
   Fabryki Mebli Forte SA.............................................    20,079      70,285
   Famur SA...........................................................    50,159      61,077
  *Farmacol SA........................................................    34,487     223,084
  *Gant Development SA................................................     9,312      13,652
  *Getin Holding SA................................................... 1,139,987     561,057
  *Getin Noble Bank SA................................................ 2,463,433   1,173,630
   Grupa Kety SA......................................................    20,915     755,391
  *Grupa Lotos SA.....................................................   289,912   2,262,986
  *Hawe SA............................................................   212,878     243,747
  *Impexmetal SA......................................................   273,385     283,530
  *ING Bank Slaski SA.................................................    71,563   1,632,672
  *Inter Cars SA......................................................     1,283      36,231
  *Kernel Holding SA..................................................   149,294   3,111,939
   KGHM Polska Miedz SA...............................................   379,129  14,322,094
   Koelner SA.........................................................    14,359      43,780
  *Kopex SA...........................................................   120,638     623,250
  *Kredyt Bank SA.....................................................   127,919     548,975
  *LC Corp. SA........................................................   512,734     191,104
  *LPP SA.............................................................     1,075   1,086,922
   Lubelski Wegiel Bogdanka SA........................................   100,801   3,661,874
  *MCI Management SA..................................................    98,728     132,561
  *Mercor SA..........................................................     2,734       8,564
  *MNI SA.............................................................   192,290      98,208
  *Mostostal Warszawa SA..............................................    10,158      42,539
  *Netia SA........................................................... 1,149,842   2,045,507
   NG2 SA.............................................................    20,132     348,706
  *Orbis SA...........................................................    60,537     649,387
   Pelion SA..........................................................    22,581     194,326
  *Petrolinvest SA....................................................   269,597      87,580
  *Pfleiderer Grajewo SA..............................................    57,289     189,480
   PGE SA............................................................. 1,369,856   7,619,485
   Polimex-Mostostal SA............................................... 2,510,058     486,624
  *Polish Energy Partners SA..........................................    36,175     307,896

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
                                                                          SHARES      VALUE++
                                                                          ------      -------
POLAND -- (Continued)
   Polnord SA.........................................................    47,670 $    183,387
  *Polski Koncern Miesny Duda SA......................................   373,841       41,257
  *Polski Koncern Naftowy Orlen SA....................................   957,789   10,233,818
   Polskie Gornictwo Naftowe I Gazownictwo SA......................... 2,723,711    3,297,974
   Powszechna Kasa Oszczednosci Bank Polski SA........................   774,700    7,519,343
  *Powszechny Zaklad Ubezpieczen SA...................................    70,744    7,472,589
  *PZ Cormay SA.......................................................    60,046      179,709
  *Raciborska Fabryka Kotlow SA.......................................   149,319      362,874
  *Rovese SA..........................................................   358,186      217,212
  *Stalexport SA......................................................   209,801       73,962
   Stalprodukt SA.....................................................     4,961      259,007
  *Sygnity SA.........................................................    57,669      263,519
   Synthos SA......................................................... 1,401,209    2,217,696
   Tauron Polska Energia SA...........................................   826,263    1,135,246
   Telekomunikacja Polska SA.......................................... 1,124,936    5,299,762
  *Trakcja-Tiltra SA..................................................    65,172       12,834
   TVN SA.............................................................   346,642      774,444
  *Vistula Group SA Rights............................................     1,979            6
  *Warsaw Stock Exchange SA...........................................    53,216      541,423
   Zaklady Azotowe Pulawy SA..........................................    25,936      867,472
  *Zaklady Chemiczne Police SA........................................     6,171       20,880
   Zaklady Tluszcowe Kruszwica SA.....................................     4,208       34,315
   Zelmer SA..........................................................    11,142       96,300
                                                                                 ------------
TOTAL POLAND..........................................................            110,407,193
                                                                                 ------------
RUSSIA -- (3.2%)
  *Etalon Group, Ltd. GDR.............................................    31,445      200,395
  *Eurasia Drilling Co., Ltd. GDR.....................................   166,556    4,564,381
  *Federal Hydrogenerating Co. ADR.................................... 2,954,020    7,208,167
   Gazprom Neft OAO Sponsored ADR.....................................    62,965    1,478,865
  *Gazprom OAO Sponsored ADR.......................................... 9,932,249   91,321,127
  *Globaltrans Investment P.L.C. Sponsored GDR........................    68,977    1,300,269
  *Integra Group Holdings GDR.........................................   205,096      256,269
  *Lukoil OAO Sponsored ADR...........................................   897,216   50,442,140
  *Magnitogorsk Iron & Steel Works Sponsored GDR......................   371,959    1,379,173
  *Mail.ru Group, Ltd. GDR............................................    68,873    2,077,679
  #Mechel Sponsored ADR...............................................   576,821    3,737,800
  *MMC Norilsk Nickel JSC ADR.........................................   426,827    6,570,968
   Novolipetsk Steel OJSC GDR.........................................   154,101    2,553,366
  *Novorossiysk Sea Trade Port GDR....................................   119,182      871,422
  *O'Key Group SA GDR.................................................     3,080       28,106
  *PIK Group GDR......................................................   337,706      754,089
   Rosneft OAO GDR.................................................... 2,125,280   12,723,113
  *Rostelecom OJSC Sponsored ADR......................................    12,930      269,543
  *Sberbank of Russia Sponsored ADR................................... 2,454,129   27,150,422
   Severstal OAO GDR..................................................   252,650    2,816,843
  *Surgutneftegas OAO Sponsored ADR...................................   804,601    6,707,990
  *Tatneft OAO Sponsored ADR..........................................   412,048   15,414,544
   TMK OAO GDR........................................................   120,705    1,721,652
   Uralkali OJSC GDR..................................................   283,451   11,772,695
   VimpelCom, Ltd. Sponsored ADR......................................   647,351    5,431,275
   VTB Bank OJSC GDR.................................................. 1,738,063    5,648,946
  *X5 Retail Group NV GDR.............................................   148,372    2,897,606
                                                                                 ------------
TOTAL RUSSIA..........................................................            267,298,845
                                                                                 ------------
SOUTH AFRICA -- (7.7%)
   ABSA Group, Ltd....................................................   800,852   13,078,459
  #Acucap Properties, Ltd.............................................   156,239      888,487
   Adcock Ingram Holdings, Ltd........................................   501,357    3,638,607
   Adcorp Holdings, Ltd...............................................   173,537      564,099
   Advtech, Ltd.......................................................   701,591      483,387

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
SOUTH AFRICA -- (Continued)
    AECI, Ltd.........................................................   459,742 $ 4,444,904
    Afgri, Ltd........................................................ 1,035,157     693,938
    African Bank Investments, Ltd..................................... 2,145,090   9,504,563
    African Oxygen, Ltd...............................................   375,242     876,487
    African Rainbow Minerals, Ltd.....................................   313,129   5,878,271
    Allied Electronics Corp., Ltd.....................................   113,566     322,780
    Allied Technologies, Ltd..........................................   131,501     753,218
   #Anglo American Platinum, Ltd......................................   117,220   5,984,603
    AngloGold Ashanti, Ltd............................................     6,997     238,334
    AngloGold Ashanti, Ltd. Sponsored ADR.............................   761,501  25,898,649
    ArcelorMittal South Africa, Ltd...................................   625,889   3,397,087
    Argent Industrial, Ltd............................................   146,462     109,776
    Aspen Pharmacare Holdings, Ltd....................................   522,844   9,118,440
   #Assore, Ltd.......................................................    74,534   2,668,519
    Astral Foods, Ltd.................................................   159,775   1,975,142
    Aveng, Ltd........................................................ 1,709,737   7,171,122
    AVI, Ltd..........................................................   843,330   6,016,046
    Avusa, Ltd........................................................   140,014     397,151
    Barloworld, Ltd...................................................   863,090   8,633,757
   *Basil Read Holdings, Ltd..........................................   123,174     171,664
   *Bell Equipment, Ltd...............................................   121,325     314,403
    Bidvest Group, Ltd................................................   667,579  15,908,691
    Blue Label Telecoms, Ltd..........................................   957,431     636,399
  #*Brait SE..........................................................   706,897   2,419,163
    Business Connexion Group, Ltd.....................................   400,851     225,584
   *Business Connexion Group, Ltd. Series A...........................    14,855       1,238
    Capital Property Fund.............................................   123,493     160,894
    Capitec Bank Holdings, Ltd........................................    58,728   1,545,634
    Cashbuild, Ltd....................................................    72,660   1,336,164
    Caxton & CTP Publishers & Printers, Ltd...........................   354,840     666,881
    Ceramic Industries, Ltd...........................................     9,393     140,627
    Cipla Medpro South Africa, Ltd.................................... 1,593,970   1,556,585
    City Lodge Hotels, Ltd............................................   112,146   1,118,777
   #Clicks Group, Ltd.................................................   606,168   3,984,297
   *Consolidated Infrastructure Group, Ltd............................    14,876      22,428
    Coronation Fund Managers, Ltd.....................................   732,302   2,601,868
    Datacentrix Holdings, Ltd.........................................   127,775      75,826
    DataTec, Ltd......................................................   707,630   3,959,305
    Delta EMD, Ltd....................................................    28,740      22,004
    Discovery Holdings, Ltd...........................................   725,424   4,729,867
    Distell Group, Ltd................................................    96,572   1,094,338
   *Distribution & Warehousing Network, Ltd...........................   162,578     125,818
    DRDGOLD, Ltd...................................................... 1,776,692   1,086,900
    ElementOne, Ltd...................................................    90,000     105,791
    EOH Holdings, Ltd.................................................   278,519   1,208,115
    Eqstra Holdings, Ltd..............................................   485,498     415,747
   *Evraz Highveld Steel & Vanadium, Ltd..............................    35,483      98,641
   #Exxaro Resources, Ltd.............................................   231,304   4,704,667
    Famous Brands, Ltd................................................    96,001     740,559
    FirstRand, Ltd.................................................... 5,653,027  19,017,657
    Foschini Group, Ltd. (The)........................................   370,095   6,347,589
   *Gijima Group, Ltd................................................. 1,040,416      59,042
    Gold Fields, Ltd..................................................    64,532     826,392
   #Gold Fields, Ltd. Sponsored ADR................................... 1,864,480  24,051,792
    Grindrod, Ltd..................................................... 1,641,702   2,572,349
    Group Five, Ltd...................................................   281,159     771,804
    Growthpoint Properties, Ltd....................................... 2,399,761   7,508,403
    Harmony Gold Mining Co., Ltd......................................   249,393   2,478,130
    Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   893,616   8,775,309
    Hudaco Industries, Ltd............................................   108,500   1,410,137
   *Hulamin, Ltd......................................................   263,416     145,726

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SOUTH AFRICA -- (Continued)
    Iliad Africa, Ltd.................................................   329,671 $   207,373
    Illovo Sugar, Ltd.................................................   661,713   2,303,427
    Impala Platinum Holdings, Ltd..................................... 1,338,071  20,916,872
    Imperial Holdings, Ltd............................................   571,417  12,898,878
   #Investec, Ltd.....................................................   695,464   4,119,890
    JD Group, Ltd.....................................................   665,906   3,544,582
    JSE, Ltd..........................................................   298,186   2,720,914
    Kagiso Media, Ltd.................................................    23,391      56,514
    Kap International Holdings, Ltd...................................   308,543     117,018
   #Kumba Iron Ore, Ltd...............................................    84,467   5,287,698
    Lewis Group, Ltd..................................................   367,211   3,132,989
    Liberty Holdings, Ltd.............................................   411,102   4,635,656
    Life Healthcare Group Holdings, Ltd............................... 1,332,959   5,371,336
    Massmart Holdings, Ltd............................................   195,115   4,132,909
    Mediclinic International, Ltd.....................................   781,725   3,767,577
   *Merafe Resources, Ltd............................................. 3,763,186     367,963
    Metair Investments, Ltd...........................................   353,721   1,075,763
    MMI Holdings, Ltd................................................. 3,367,394   7,572,668
    Mondi, Ltd........................................................   427,943   3,640,199
    Mpact, Ltd........................................................   341,517     706,883
    Mr. Price Group, Ltd..............................................   451,395   6,703,769
    MTN Group, Ltd.................................................... 2,946,159  53,218,148
  #*Murray & Roberts Holdings, Ltd.................................... 1,824,354   5,105,443
   *Mvelaphanda Group, Ltd............................................   660,924     263,325
    Mvelaserve, Ltd...................................................   168,447     200,748
    Nampak, Ltd....................................................... 2,262,911   7,079,256
    Naspers, Ltd. Series N............................................   491,418  27,058,411
    Nedbank Group, Ltd................................................   637,201  14,145,365
    Network Healthcare Holdings, Ltd.................................. 2,253,141   4,419,339
    Northam Platinum, Ltd.............................................   843,679   2,603,730
    Nu-World Holdings, Ltd............................................    23,372      58,997
    Oceana Group, Ltd.................................................    82,459     483,602
    Omnia Holdings, Ltd...............................................   208,012   2,817,860
    Palabora Mining Co., Ltd..........................................    91,656   1,026,562
    Peregrine Holdings, Ltd...........................................   429,517     576,848
    Petmin, Ltd.......................................................   129,835      41,280
    Pick'n Pay Stores, Ltd............................................   390,398   1,998,892
    Pinnacle Technology Holdings, Ltd.................................   395,533     759,155
    Pioneer Foods, Ltd................................................   223,942   1,442,286
    Pretoria Portland Cement Co., Ltd................................. 1,294,646   3,990,465
    PSG Group, Ltd....................................................   547,257   4,494,358
    Rainbow Chicken, Ltd..............................................    71,373     123,216
    Raubex Group, Ltd.................................................   227,305     371,595
    Resilient Property Income Fund, Ltd...............................   692,393   3,965,554
    Reunert, Ltd......................................................   525,196   5,025,806
   *Royal Bafokeng Platinum, Ltd......................................    35,584     202,328
    Sanlam, Ltd....................................................... 4,860,089  20,982,075
    Santam, Ltd.......................................................    92,803   1,834,925
   *Sappi, Ltd........................................................ 1,443,980   4,323,724
  #*Sappi, Ltd. Sponsored ADR.........................................   399,244   1,169,785
    Sasol, Ltd........................................................   235,310   9,795,991
    Sasol, Ltd. Sponsored ADR.........................................   741,346  30,758,446
   *SecureData Holdings, Ltd..........................................   165,088       9,906
   *Sentula Mining, Ltd............................................... 1,636,473     358,372
    Shoprite Holdings, Ltd............................................   541,984  10,628,620
    Spar Group, Ltd. (The)............................................   350,648   5,054,377
    Spur Corp., Ltd...................................................   271,562     563,420
    Standard Bank Group, Ltd.......................................... 2,133,961  29,318,885
    Stefanutti Stocks Holdings, Ltd...................................   135,739     168,408
  #*Steinhoff International Holdings, Ltd............................. 3,480,848  10,314,042
    Sun International, Ltd............................................   222,875   2,133,190

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
   *Super Group, Ltd.................................................. 1,039,687 $  2,013,307
    Telkom South Africa, Ltd..........................................   929,094    1,996,620
   #Telkom South Africa, Ltd. Sponsored ADR...........................    24,334      211,706
    Tiger Brands, Ltd.................................................   209,093    6,719,148
    Tongaat-Hulett, Ltd...............................................   285,048    4,697,091
   *Trans Hex Group, Ltd..............................................    55,148       21,182
    Trencor, Ltd......................................................   387,495    2,377,487
    Truworths International, Ltd......................................   736,091    9,221,681
    Tsogo Sun Holdings, Ltd...........................................   666,654    1,612,636
    Value Group, Ltd..................................................    95,008       62,622
   *Village Main Reef, Ltd............................................   719,512      126,836
    Vodacom Group, Ltd................................................   397,241    4,568,943
    Vukile Property Fund, Ltd.........................................   312,239      710,958
   *Wesizwe Platinum, Ltd.............................................   453,480       31,644
    Wilson Bayly Holme-Ovcon, Ltd.....................................   266,802    4,184,567
    Woolworths Holdings, Ltd.......................................... 1,324,745    8,642,627
    Zeder Investments, Ltd............................................   178,023       59,642
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            647,305,341
                                                                                 ------------
SOUTH KOREA -- (13.7%)
   *3S Korea Co., Ltd.................................................    33,411      448,278
   #Aekyung Petrochemical Co., Ltd....................................    15,336      397,550
  #*Agabang&Company...................................................    54,424      615,984
   *Ahnlab, Inc.......................................................     8,685      900,590
    Amorepacific Corp.................................................     5,366    4,858,396
  #*Amorepacific Group................................................    10,391    3,372,453
   #Asia Cement Co., Ltd..............................................    10,209      405,304
   *Asia Pacific Systems, Inc.........................................    42,081      406,501
    Asia Paper Manufacturing Co., Ltd.................................     3,740       36,771
   *Asiana Airlines, Inc..............................................   328,360    2,138,690
   *AtlasBX Co., Ltd..................................................     3,204       72,848
   *AUK Corp..........................................................   162,680      293,839
  #*Basic House Co., Ltd. (The).......................................    24,670      240,834
  #*BHI Co., Ltd......................................................    11,371      265,270
   #Binggrae Co., Ltd.................................................    18,616    1,457,943
    Bookook Securities Co., Ltd.......................................     5,240       83,435
    Boryung Pharmaceutical Co., Ltd...................................    12,310      149,803
  #*Brain Technology Industries Co., Ltd..............................    95,130      313,597
   *BS Financial Group, Inc...........................................   451,110    4,720,996
   #Bu Kwang Pharmaceutical Co., Ltd..................................    52,819      619,621
    BYC Co., Ltd......................................................       190       27,396
   *Byucksan Corp.....................................................    44,900      121,961
   *Byucksan Engineering & Construction Co., Ltd......................     2,048        3,235
   #Capro Corp........................................................    80,290    1,002,209
  #*Chabio & Diostech Co., Ltd........................................   107,511      791,801
    Charm Engineering Co., Ltd........................................    77,090      157,309
    Cheil Industrial, Inc.............................................   133,921   11,413,232
    Cheil Worldwide, Inc..............................................   203,210    3,395,094
  #*Chin Hung International, Inc......................................   106,987       94,932
   *China Great Star International, Ltd...............................    16,917       18,055
   #China Ocean Resources Co., Ltd....................................   156,870      604,504
    Chokwang Leather Co., Ltd.........................................     5,110       67,484
  #*Chokwang Paint, Ltd...............................................    14,050       81,776
   #Chong Kun Dang Pharmaceutical Corp................................    38,574      710,752
    Chosun Refractories Co., Ltd......................................     2,127      113,138
   #CJ CGV Co., Ltd...................................................    30,920      710,093
   #CJ Cheiljedang Corp...............................................    22,027    5,386,345
   *CJ Corp...........................................................    62,221    4,013,297
  #*CJ Korea Express Corp.............................................    28,609    2,136,534
  #*CJ Seafood Corp...................................................    46,990       94,452
  #*CNK International Co., Ltd........................................    36,387      215,972

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

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
   #Cosmax, Inc.......................................................  29,080 $  697,320
   *CosmoAM&T Co., Ltd................................................  18,360     67,449
  #*Cosmochemical Co., Ltd............................................  35,100    329,848
   *Credu Corp........................................................   3,314     98,857
    Crown Confectionery Co., Ltd......................................   2,637    416,410
  #*CrucialTec Co., Ltd...............................................  65,421    435,226
    Dae Dong Industrial Co., Ltd......................................  27,440    129,194
    Dae Han Flour Mills Co., Ltd......................................   4,024    376,171
    Dae Won Kang Up Co., Ltd..........................................  76,520    379,721
   *Dae Young Packaging Co., Ltd...................................... 172,160    122,843
   *Daechang Co., Ltd................................................. 218,380    211,834
   #Daeduck Electronics Co., Ltd...................................... 119,800  1,123,816
    Daeduck GDS Co., Ltd.............................................. 109,590  1,338,806
    Daegu Department Store Co., Ltd...................................  30,480    390,401
   #Daehan Steel Co., Ltd.............................................  46,540    301,080
    Daehan Synthetic Fiber Co., Ltd...................................   1,234     57,722
   #Dae-Il Corp.......................................................  44,560    179,002
    Daekyo Co., Ltd...................................................  76,070    381,148
  #*Daekyung Machinery & Engineering Co., Ltd.........................  71,280    116,725
    Daelim Industrial Co., Ltd........................................  96,176  7,372,947
    Daelim Trading Co., Ltd...........................................   3,405     12,066
    Daesang Corp......................................................  99,947  1,243,183
    Daesang Holdings Co., Ltd.........................................  53,580    185,334
    Daesung Group Partners Co., Ltd...................................   3,000     96,243
    Daesung Holdings Co., Ltd.........................................  19,560    108,785
   *Daesung Industrial Co., Ltd.......................................  10,168    147,364
   #Daewon Pharmaceutical Co., Ltd....................................  13,299     64,691
  #*Daewoo Engineering & Construction Co., Ltd........................ 292,915  2,191,481
    Daewoo International Corp.........................................  99,367  3,142,347
    Daewoo Securities Co., Ltd........................................ 636,667  5,892,545
    Daewoo Shipbuilding & Marine Engineering Co., Ltd................. 271,560  5,930,457
    Daewoong Co., Ltd.................................................   2,832     40,294
  #*Daewoong Pharmaceutical Co., Ltd..................................  18,466    400,516
    Dahaam E-Tec Co., Ltd.............................................   1,420     21,177
    Daishin Securities Co., Ltd....................................... 161,480  1,166,988
   *Daou Data Corp....................................................  18,710     58,998
   #Daou Technology, Inc.............................................. 147,290  1,457,628
   *Dasan Networks, Inc...............................................  10,726     49,333
  #*Daum Communications Corp..........................................  22,399  2,181,374
  #*Dayou Automotive Seat Technology Co., Ltd......................... 139,355    219,374
    DCM Corp..........................................................  16,370    130,859
    DGB Financial Group, Inc.......................................... 410,837  4,666,440
   #Digital Power Communications Co., Ltd.............................  30,360     49,869
  #*Digitech Systems Co., Ltd.........................................  40,312    320,914
    Dong Ah Tire & Rubber Co., Ltd....................................  14,820    155,255
   #Dong IL Rubber Belt Co., Ltd......................................  51,985    324,662
  #*Dong Yang Gang Chul Co., Ltd...................................... 122,660    244,115
   #Dong-A Pharmaceutical Co., Ltd....................................  29,547  2,428,182
   *Dong-Ah Geological Engineering Co., Ltd...........................  22,660    182,882
   #Dongaone Co., Ltd.................................................  89,360    223,878
    Dongbang Agro Co., Ltd............................................   8,450     49,262
    Dongbang Transport Logistics Co., Ltd.............................  67,790    326,112
  #*Dongbu Corp.......................................................  30,700     90,022
  #*Dongbu HiTek Co., Ltd............................................. 101,758    598,285
    Dongbu Insurance Co., Ltd......................................... 119,475  4,409,200
    Dongbu Securities Co., Ltd........................................  85,631    257,047
  #*Dongbu Steel Co., Ltd.............................................  93,605    337,721
   #Dong-Il Corp......................................................   4,187    161,675
   #Dongil Industries Co., Ltd........................................   4,838    191,657
   *Dongjin Semichem Co., Ltd.........................................  16,264     55,050
   #Dongkuk Steel Mill Co., Ltd....................................... 155,150  2,013,645

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
   *Dongkuk Structure & Construction Co., Ltd.........................  15,185 $    44,503
   *Dongsung Holdings Co., Ltd........................................  42,680     173,176
   #Dongwha Pharm Co., Ltd............................................  80,795     393,504
   #Dongwon F&B Co., Ltd..............................................   5,507     294,186
   #Dongwon Industries Co., Ltd.......................................   4,216     867,227
   *Dongwon Systems Corp.............................................. 137,410     115,323
   *Dongyang Engineering & Construction Corp..........................     405       7,171
   #Dongyang Mechatronics Corp........................................  75,539     840,516
    Doosan Corp.......................................................  33,091   3,849,948
   *Doosan Engineering & Construction Co., Ltd........................ 130,290     308,818
    Doosan Heavy Industries & Construction Co., Ltd................... 120,141   6,401,836
  #*Doosan Infracore Co., Ltd......................................... 251,100   3,984,268
   *Dragonfly GF Co., Ltd.............................................  17,564     203,676
  #*Duksan Hi-Metal Co., Ltd..........................................  29,153     539,527
  #*DuzonBIzon Co., Ltd...............................................  52,650     428,577
   #E1 Corp...........................................................   8,265     383,836
   *Eagon Industrial Co., Ltd.........................................   7,180      29,810
  #*ELK Corp..........................................................  27,700     300,426
   #E-Mart Co., Ltd...................................................  55,790  12,931,257
   *Eugene Corp....................................................... 119,033     302,772
   *Eugene Investment & Securities Co., Ltd........................... 191,525     421,163
   *Eugene Technology Co., Ltd........................................  30,937     465,420
    F&F Co., Ltd......................................................   3,530      19,191
   #Fila Korea, Ltd...................................................  26,249   1,536,627
  #*Firstech Co., Ltd.................................................  58,476      95,574
  #*Foosung Co., Ltd.................................................. 130,693     523,340
   #Fursys, Inc.......................................................  10,916     273,675
  #*Gamevil, Inc......................................................   7,431     509,666
   #Gaon Cable Co., Ltd...............................................   5,562      94,782
    GIIR, Inc.........................................................  13,310      84,458
   #Global & Yuasa Battery Co., Ltd...................................  23,160     986,678
    Golden Bridge Investment & Securities Co., Ltd....................  66,720      68,402
   #Grand Korea Leisure Co., Ltd......................................  59,430   1,268,197
   #Green Cross Corp..................................................  14,333   1,830,801
    Green Cross Holdings Corp.........................................  83,690   1,061,766
   *Green Non-Life Insurance Co., Ltd.................................  14,915          --
    GS Engineering & Construction Corp................................ 101,306   6,168,838
    GS Global Corp....................................................  45,481     446,361
    GS Holdings Corp.................................................. 178,585   8,979,042
    Gwangju Shinsegae Co., Ltd........................................   1,936     374,178
    Halla Climate Control Corp........................................ 103,750   2,320,355
    Halla Engineering & Construction Corp.............................  63,084     528,791
   #Han Kuk Carbon Co., Ltd...........................................  71,780     325,396
    Hana Financial Group, Inc......................................... 621,672  19,688,765
  #*Hanall Biopharma Co., Ltd.........................................  75,980     497,805
    Handok Pharmaceuticals Co., Ltd...................................   5,230      48,764
   #Handsome Co., Ltd.................................................  56,044   1,102,998
   #Hanil Cement Co., Ltd.............................................  15,047     400,091
   #Hanil E-Wha Co., Ltd..............................................  92,160     713,546
  #*Hanjin Heavy Industries & Construction Co., Ltd................... 132,909   1,401,150
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  51,445     304,605
   *Hanjin P&C Co., Ltd...............................................  37,075     260,753
  #*Hanjin Shipping Co., Ltd.......................................... 344,384   4,347,373
  #*Hanjin Shipping Holdings Co., Ltd.................................  40,684     181,751
   #Hanjin Transportation Co., Ltd....................................  35,090     559,893
   #Hankook Shell Oil Co., Ltd........................................   1,727     332,593
    Hankook Tire Co., Ltd............................................. 168,830   6,188,415
    Hankuk Glass Industries, Inc......................................   3,770      75,079
    Hankuk Paper Manufacturing Co., Ltd...............................   6,900     115,669
  #*Hanmi Pharm Co., Ltd..............................................  21,164   1,517,755
  #*Hanmi Science Co., Ltd............................................  19,885      60,279

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
    Hanmi Semiconductor Co., Ltd......................................  40,240 $   198,402
    Hansae Co., Ltd...................................................  16,029     134,533
    Hansae Yes24 Holdings Co., Ltd....................................  46,287     220,000
    Hanshin Construction Co., Ltd.....................................   6,450      41,976
   #Hansol Chemical Co., Ltd..........................................  33,190     572,956
   #Hansol CSN Co., Ltd............................................... 158,170     293,245
  #*Hansol HomeDeco Co., Ltd..........................................  56,180      56,743
   #Hansol Paper Co., Ltd............................................. 161,880   1,287,088
  #*Hansol Technics Co., Ltd..........................................  40,319     552,916
   #Hanssem Co., Ltd..................................................  24,810     368,074
   *Hanwha Chemical Corp.............................................. 335,642   6,140,453
    Hanwha Corp....................................................... 159,212   4,036,500
   *Hanwha General Insurance Co., Ltd.................................  64,464     325,730
    Hanwha Securities Co., Ltd........................................ 219,961     731,753
    Hanwha Timeworld Co., Ltd.........................................   4,750      77,956
    Hanyang Securities Co., Ltd.......................................  18,020      99,865
  #*Heung-A Shipping Co., Ltd......................................... 154,328     104,250
   *Heungkuk Fire & Marine Insurance Co., Ltd.........................  24,279      95,640
   #Hite Jinro Co., Ltd............................................... 114,705   2,426,887
   #Hite Jinro Holdings Co., Ltd......................................  24,194     195,188
    HMC Investment Securities Co., Ltd................................  62,110     662,662
   #Honam Petrochemical Corp..........................................  32,162   6,696,444
   #Hotel Shilla Co., Ltd.............................................  72,480   3,086,461
    HS R&A Co., Ltd...................................................  11,450     114,848
   #Huchems Fine Chemical Corp........................................  69,515   1,455,285
    Husteel Co., Ltd..................................................  15,640     310,879
   #Hwacheon Machine Tool Co., Ltd....................................   4,272     160,727
   #Hwashin Co., Ltd..................................................  74,770     641,779
    Hyosung Corp......................................................  95,629   4,494,767
  #*Hyundai BNG Steel Co., Ltd........................................  33,500     279,285
   #Hyundai Corp......................................................  28,020     499,844
   #Hyundai Department Store Co., Ltd.................................  42,587   4,776,825
    Hyundai Development Co............................................ 240,179   4,298,080
   #Hyundai Elevator Co., Ltd.........................................  15,784   1,135,869
    Hyundai Engineering & Construction Co., Ltd....................... 113,730   5,941,539
   #Hyundai Engineering Plastics Co., Ltd.............................  51,660     266,053
    Hyundai Glovis Co., Ltd...........................................  20,093   3,835,446
   #Hyundai Greenfood Co., Ltd........................................ 149,920   2,091,764
    Hyundai Heavy Industries Co., Ltd.................................  77,871  16,500,650
    Hyundai Home Shopping Network Corp................................  18,319   1,527,676
   #Hyundai Hysco Co., Ltd............................................  83,760   3,225,967
    Hyundai Marine & Fire Insurance Co., Ltd.......................... 177,130   4,371,581
  #*Hyundai Merchant Marine Co., Ltd..................................  79,560   1,746,960
   #Hyundai Mipo Dockyard Co., Ltd....................................  25,099   2,599,629
    Hyundai Mobis.....................................................  86,229  22,653,172
    Hyundai Motor Co., Ltd............................................ 249,816  51,897,989
    Hyundai Securities Co., Ltd....................................... 507,503   3,751,404
   #Hyundai Steel Co.................................................. 156,654  11,516,620
   *Hyunjin Materials Co., Ltd........................................  31,367     192,309
  #*IHQ, Inc..........................................................  82,070     165,309
    Il Dong Pharmaceutical Co., Ltd...................................  35,470     211,132
   *IL Yang Pharmaceutical Co., Ltd...................................  31,592     624,835
    Iljin Diamond Co., Ltd............................................   3,790      19,952
    Iljin Display Co., Ltd............................................  37,550     508,398
   #Iljin Electric Co., Ltd...........................................  66,434     256,567
    Iljin Holdings Co., Ltd...........................................  10,033      14,546
    Ilshin Spinning Co., Ltd..........................................   4,292     274,560
    Ilsung Pharmaceutical Co., Ltd....................................   3,008     203,001
   #iMarketKorea, Inc.................................................  37,730     750,928
    Industrial Bank of Korea, Ltd..................................... 565,250   6,088,612
  #*Infraware, Inc....................................................  37,206     273,148

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
   *InnoWireless, Inc.................................................  11,599 $   202,332
  #*Innox Corp........................................................  13,744     219,522
  #*Interflex Co., Ltd................................................  14,601     747,393
  #*Interpark Corp....................................................  56,314     266,038
   *INTOPS Co., Ltd...................................................   8,772     131,909
   #InziControls Co., Ltd.............................................  27,650     169,165
   #IS Dongseo Co., Ltd...............................................  35,010     313,748
   #ISU Chemical Co., Ltd.............................................  45,690     835,503
   #IsuPetasys Co., Ltd...............................................  99,570     405,113
    Jahwa Electronics Co., Ltd........................................  52,750     536,123
  #*JCEntertainment Corp..............................................  13,461     419,513
   #Jeil Pharmaceutical Co............................................  25,770     474,066
   *Jeil Savings Bank.................................................   3,200          85
    Jeonbuk Bank, Ltd................................................. 214,067     840,830
   *Jinheung Savings Bank.............................................  14,257       8,892
   *Jinsung T.E.C.....................................................   9,497      71,201
   *JVM Co., Ltd......................................................   1,784      56,535
    JW Holdings Corp.................................................. 109,106     239,471
   #JW Pharmaceutical Corp............................................  31,407     339,347
   #Kangwon Land, Inc................................................. 159,080   3,268,185
    KB Financial Group, Inc........................................... 209,670   6,602,973
    KB Financial Group, Inc. ADR...................................... 433,775  13,590,171
   *KC Cottrell Co., Ltd..............................................   9,550     135,512
   #KC Tech Co., Ltd..................................................  94,186     333,444
    KCC Corp..........................................................  16,858   4,216,207
   *KCO Energy, Inc...................................................      70         310
   #Keangnam Enterprises, Ltd.........................................  34,245     201,146
   *KEC Corp..........................................................  45,283      27,890
   #KEPCO Engineering & Construction Co., Inc.........................  22,547   1,359,499
  #*KEPCO Plant Service & Engineering Co., Ltd........................  19,820     871,582
   #Keyang Electric Machinery Co., Ltd................................  77,900     177,695
  #*Keystone Global...................................................  54,435     142,117
   #KG Chemical Corp..................................................  14,330      98,205
   *KH Vatec Co., Ltd.................................................  18,677     112,117
    Kia Motors Corp................................................... 261,724  17,941,369
   *KIC, Ltd..........................................................  15,714      12,562
   #KISCO Corp........................................................  14,658     362,431
    KISCO Holdings Co., Ltd...........................................   2,565      77,588
    Kishin Corp.......................................................  41,100     172,501
   #KISWIRE, Ltd......................................................  18,462     532,628
   #Kiwoom Securities Co., Ltd........................................  34,023   1,785,603
   *Kolao Holdings....................................................  32,710     442,355
   #Kolon Corp........................................................  15,505     299,553
    Kolon Global Corp................................................. 148,720     553,712
    Kolon Industries, Inc.............................................  64,383   3,772,883
  #*Komipharm International Co., Ltd..................................  23,851     172,725
  #*Kona@I Co., Ltd...................................................  15,677     251,268
    Ko-one Energy Service.............................................   6,090     168,093
    Korea Airport Service Co., Ltd....................................   4,470     103,207
    Korea Cast Iron Pipe Industries Co., Ltd..........................  15,160      42,418
  #*Korea Circuit Co., Ltd............................................  43,520     647,302
   *Korea Electric Power Corp......................................... 133,420   2,980,547
   *Korea Electric Power Corp. Sponsored ADR.......................... 375,273   4,146,767
   #Korea Electric Terminal Co., Ltd..................................  23,270     443,016
   *Korea Exchange Bank............................................... 891,799   6,583,999
   #Korea Flange Co., Ltd.............................................   9,630     101,588
    Korea Gas Corp....................................................  72,828   2,850,404
    Korea Investment Holdings Co., Ltd................................ 183,010   5,551,480
   #Korea Kolmar Co., Ltd.............................................  55,523     506,616
    Korea Life Insurance Co., Ltd..................................... 600,520   3,448,532
  #*Korea Line Corp...................................................   5,171      23,384

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
   #Korea Petrochemical Industrial Co., Ltd...........................  10,028 $   596,115
   *Korea Real Estate Investment Trust Co............................. 311,778     315,314
    Korea Reinsurance Co., Ltd........................................ 263,549   2,267,233
    Korea United Pharm, Inc...........................................  29,860     151,797
    Korea Zinc Co., Ltd...............................................  15,789   5,324,974
   *Korean Air Co., Ltd............................................... 102,107   4,332,207
  #*Kortek Corp.......................................................  29,979     269,611
   #KP Chemical Corp.................................................. 204,650   2,169,500
    KPX Chemical Co., Ltd.............................................   4,564     181,031
  #*KPX Fine Chemical Co., Ltd........................................   3,402      76,591
    KT Corp...........................................................   9,140     260,886
    KT Corp. Sponsored ADR............................................ 140,282   1,999,018
    KT&G Corp......................................................... 152,783  11,254,965
   *KTB Investment & Securities Co., Ltd.............................. 190,440     312,305
   #Kukdo Chemical Co., Ltd...........................................  14,364     564,298
    Kumho Electric Co., Ltd...........................................  12,628     214,749
   *Kumho Industrial Co., Ltd.........................................  17,591      84,966
   *Kumho Investment Bank.............................................  80,530      27,133
   #Kumho Petro chemical Co., Ltd.....................................  28,044   3,018,867
  #*Kumho Tire Co., Inc............................................... 109,172   1,423,769
    Kunsul Chemical Industrial Co., Ltd...............................   6,880      90,966
   #Kwang Dong Pharmaceutical Co., Ltd................................ 159,450     583,686
  #*Kwang Myung Electric Engineering Co., Ltd......................... 105,250     274,148
    Kyeryong Construction Industrial Co., Ltd.........................  16,700     139,229
    Kyobo Securities Co., Ltd.........................................  72,730     301,864
    Kyung Nong Corp...................................................   9,330      24,822
   *Kyungbang Co., Ltd................................................   1,358     109,568
    Kyungdong City Gas Co., Ltd.......................................   6,715     383,336
   #Kyung-In Synthetic Corp...........................................  61,500     152,198
    Kyungnam Energy Co., Ltd..........................................  29,110      86,650
   #LG Chemical, Ltd..................................................  48,566  13,326,776
    LG Corp........................................................... 240,862  12,350,122
  #*LG Display Co., Ltd............................................... 313,850   6,704,387
  #*LG Display Co., Ltd. ADR.......................................... 695,342   7,433,206
   #LG Electronics, Inc............................................... 300,701  16,438,778
   #LG Fashion Corp...................................................  67,122   1,591,917
   #LG Hausys, Ltd....................................................  26,231   1,404,665
   #LG Household & Healthcare Co., Ltd................................  11,533   5,945,524
  #*LG Innotek Co., Ltd...............................................  31,371   2,428,076
    LG International Corp............................................. 101,779   3,342,117
  #*LG Life Sciences, Ltd.............................................  33,923   1,060,559
    LG Uplus Corp..................................................... 943,000   5,472,120
    LIG Insurance Co., Ltd............................................ 123,700   2,390,631
   #Livart Furniture Co., Ltd.........................................  11,590      61,254
    Lotte Chilsung Beverage Co., Ltd..................................   2,850   3,287,350
   *Lotte Confectionary Co., Ltd......................................   2,510   3,490,175
    Lotte Midopa Co., Ltd.............................................  68,040     777,066
   *Lotte Non-Life Insurance Co., Ltd.................................  43,170     178,406
   #Lotte Samkang Co., Ltd............................................   3,536   1,582,694
    Lotte Shopping Co., Ltd...........................................  28,856   7,375,508
   *Lotte Tour Development Co., Ltd...................................   5,940      62,445
   #LS Corp...........................................................  69,953   5,457,508
    LS Industrial Systems Co., Ltd....................................  33,231   1,916,387
   *Lumens Co., Ltd...................................................  85,727     438,154
    Macquarie Korea Infrastructure Fund............................... 774,338   4,216,276
   *Maeil Dairy Industry Co., Ltd.....................................  23,016     396,400
  #*Mando Corp........................................................  28,151   4,039,183
  #*Medipost Co., Ltd.................................................  14,117   1,232,954
  #*Medy-Tox, Inc.....................................................  11,133     594,818
   *MegaStudy Co., Ltd................................................   3,116     188,496
  #*Melfas, Inc.......................................................  35,909     674,219

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
   *Meritz Financial Holdings Co., Ltd................................  53,307 $   114,505
    Meritz Fire Marine Insurance Co., Ltd............................. 204,981   1,836,841
    Meritz Securities Co., Ltd........................................ 726,880     556,308
    Mi Chang Oil Industrial Co., Ltd..................................   1,303      53,640
    Mirae Asset Securities Co., Ltd...................................  97,851   2,536,065
   *Miwon Chemicals Co., Ltd..........................................   1,200      23,655
    Miwon Commercial Co., Ltd.........................................     447      38,888
   *Miwon Specialty Chemical Co., Ltd.................................     371      50,984
   *MNTech Co., Ltd...................................................  20,857     126,591
  #*Modetour Network, Inc.............................................  19,244     330,628
  #*Monalisa Co., Ltd.................................................  28,400      88,021
  #*MonAmi Co., Ltd...................................................  26,680     102,330
   #Moorim P&P Co., Ltd............................................... 113,230     346,621
   #Moorim Paper Co., Ltd.............................................  61,100     134,579
    Motonic Corp......................................................  38,470     240,277
   #Namhae Chemical Corp..............................................  75,680     602,119
  #*Namkwang Engineering & Construction Co., Ltd......................  15,024      34,547
   *Namsun Aluminum Co., Ltd.......................................... 138,696      78,375
    Namyang Dairy Products Co., Ltd...................................   1,115     754,285
    National Plastic Co...............................................  56,760     114,275
   #NCsoft Corp.......................................................  25,553   5,021,550
   *Neowiz Corp.......................................................   2,481      28,422
  #*Neowiz Games Corp.................................................  25,204     500,062
   *Neowiz Internet Corp..............................................  13,618     127,469
  #*NEPES Corp........................................................  40,858     621,490
    Nexen Corp........................................................  21,396   1,185,514
   #Nexen Tire Corp...................................................  51,360     923,008
    NH Investment & Securities Co., Ltd............................... 114,168     493,329
    NHN Corp..........................................................  43,351  10,506,055
   #NICE Holdings Co., Ltd............................................   1,500      64,006
    NICE Information Service Co., Ltd.................................     955       3,366
   #NK Co., Ltd.......................................................  67,990     222,426
   #Nong Shim Holdings Co., Ltd.......................................   5,959     267,745
   #NongShim Co., Ltd.................................................  12,516   2,439,202
    Noroo Holdings Co., Ltd...........................................   3,141      21,775
   #OCI Co., Ltd......................................................  43,604   7,671,570
  #*OCI Materials Co., Ltd............................................  16,437     658,660
  #*Orientbio, Inc.................................................... 214,491     135,002
    ORION Corp........................................................   5,974   4,725,390
   *Osstem Implant Co., Ltd...........................................  37,231     606,334
   *Osung LST Co., Ltd................................................   2,134      13,485
    Ottogi Corp.......................................................   5,204     759,558
    Pacific Pharmaceutical Co., Ltd...................................     902      18,096
   *Paik Kwang Industrial Co., Ltd....................................  18,040      57,857
    Pang Rim Co., Ltd.................................................   2,820      27,188
  #*PaperCorea, Inc................................................... 104,300      72,060
  #*Partron Co, Ltd...................................................  57,850     582,893
  #*Pharmicell Co., Ltd...............................................  92,661     614,676
   #Poongsan Corp.....................................................  76,058   2,018,180
    Poongsan Holdings Corp............................................  13,270     261,023
    POSCO.............................................................  18,925   6,044,564
   #POSCO ADR......................................................... 386,055  30,702,954
   *POSCO Chemtech Co., Ltd...........................................   2,270     278,402
    POSCO Coated & Color Steel Co., Ltd...............................   6,940      88,197
  #*Posco ICT Co., Ltd................................................  80,049     470,060
    Pulmuone Co., Ltd.................................................   4,808     146,400
    Pusan City Gas Co., Ltd...........................................  20,550     348,245
   *Pyeong Hwa Automotive Co., Ltd....................................  35,779     572,687
  #*RNL BIO Co., Ltd.................................................. 215,387     744,856
  #*S&T Corp..........................................................   8,318     130,865
   #S&T Dynamics Co., Ltd.............................................  88,566   1,031,108

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
SOUTH KOREA -- (Continued)
    S&T Holdings Co., Ltd.............................................  23,167 $    191,069
   #S&T Motiv Co., Ltd................................................  28,090      484,975
  #*S&T Motors Co., Ltd............................................... 360,460      183,366
   *S1 Corp...........................................................  38,199    1,944,698
  #*Saehan Industries, Inc............................................ 855,020      523,690
    Saeron Automotive Corp............................................  17,080       70,158
   #Sajo Industries Co., Ltd..........................................   5,776      276,344
    Sajodaerim Corp...................................................   4,260       48,606
   #Sam Jin Pharmaceutical Co., Ltd...................................  36,745      309,990
    Sam Lip General Foods Co., Ltd....................................  12,050      157,253
   #Sam Young Electronics Co., Ltd....................................  36,150      261,773
    Sam Yung Trading Co., Ltd.........................................  16,944      118,652
   *Sambu Construction Co., Ltd.......................................   8,081       35,615
   #Samchully Co., Ltd................................................   8,603      670,861
    Samho Development Co., Ltd........................................  16,464       28,607
    Samhwa Paints Industrial Co., Ltd.................................  10,810       37,028
   #Samick Musical Instruments Co., Ltd............................... 283,360      369,383
   #Samick THK Co., Ltd...............................................  27,940      129,795
   #SamkwangGlass Co., Ltd............................................  10,742      484,173
   #Samsung C&T Corp.................................................. 280,345   15,820,673
    Samsung Card Co., Ltd.............................................  43,208    1,271,685
    Samsung Climate Control Co., Ltd..................................   4,190       29,044
   #Samsung Electro-Mechanics Co., Ltd................................ 110,476   10,255,216
   #Samsung Electronics Co., Ltd...................................... 143,153  164,557,428
    Samsung Engineering Co., Ltd......................................  34,891    5,585,521
   #Samsung Fine Chemicals Co., Ltd...................................  60,613    3,299,649
    Samsung Fire & Marine Insurance, Ltd..............................  78,985   14,772,369
   #Samsung Heavy Industries Co., Ltd................................. 335,720   11,479,715
    Samsung Life Insurance Co., Ltd................................... 107,228    8,772,728
   #Samsung SDI Co., Ltd.............................................. 117,840   14,723,154
    Samsung Securities Co., Ltd....................................... 171,378    7,269,165
   #Samsung Techwin Co., Ltd..........................................  88,264    5,649,987
    Samwha Capacitor Co., Ltd.........................................  11,760       57,220
  #*Samwhan Corp......................................................  13,890       32,139
   #Samyang Foods Co., Ltd............................................  12,550      238,041
   #Samyang Genex Co., Ltd............................................   2,931      117,609
    Samyang Holdings Corp.............................................  18,148      861,407
    Samyang Tongsang Co., Ltd.........................................     720       13,374
   #Samyoung Chemical Co., Ltd........................................ 121,410      372,121
    SAVEZONE I&C Corp.................................................  54,000      121,939
    SBS Media Holdings Co., Ltd....................................... 205,410      848,322
   #Seah Besteel Corp.................................................  46,470    1,349,807
    SeAH Holdings Corp................................................   3,091      268,637
   #SeAH Steel Corp...................................................  10,384      780,626
   #Sebang Co., Ltd...................................................  38,040      499,491
  #*Seegene, Inc......................................................  12,487      527,958
   #Sejong Industrial Co., Ltd........................................  31,440      337,123
   *Sempio Foods Co...................................................   3,190       59,801
    Seoul City Gas Co., Ltd...........................................     901       36,524
   #Seowon Co., Ltd...................................................  55,740      142,738
   *Seshin Co., Ltd...................................................   2,000           53
  #*Sewon Cellontech Co., Ltd......................................... 104,824      292,083
   *SGWICUS Corp...................................................... 127,060       45,629
  #*SH Energy & Chemical Co., Ltd..................................... 177,240      159,017
  #*Shin Won Corp.....................................................  69,550       80,390
    Shinhan Financial Group Co., Ltd.................................. 359,885   11,414,947
   #Shinhan Financial Group Co., Ltd. ADR............................. 193,561   12,300,802
    Shinhung Co., Ltd.................................................   1,610       11,360
    Shinpoong Pharmaceutical Co., Ltd................................. 111,346      388,046
    Shinsegae Co., Ltd................................................  25,608    4,704,837
    Shinsegae Engineering & Construction Co., Ltd.....................   1,750       20,113

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SOUTH KOREA -- (Continued)
    Shinsegae Information & Communication Co., Ltd....................     2,129 $    97,037
  #*Shinsung Solar Energy Co., Ltd....................................   133,825     307,710
  #*Shinsung Tongsang Co., Ltd........................................   199,300     162,207
    Shinyoung Securities Co., Ltd.....................................    11,380     285,705
  #*Silicon Works Co., Ltd............................................    19,998     509,971
   #Silla Co., Ltd....................................................    18,594     267,537
   *Simm Tech Co., Ltd................................................    50,765     479,847
    Sindoh Co., Ltd...................................................     8,629     502,671
    SJM Co., Ltd......................................................    16,444     113,037
    SJM Holdings Co., Ltd.............................................     8,714      27,675
    SK C&C Co., Ltd...................................................    37,170   3,268,998
   #SK Chemicals Co., Ltd.............................................    50,275   2,586,768
  #*SK Communications Co., Ltd........................................    63,512     400,176
   #SK Gas Co., Ltd...................................................    10,739     737,999
   #SK Holdings Co., Ltd..............................................    89,228  12,116,436
  #*SK Hynix, Inc.....................................................   697,881  13,256,911
    SK Innovation Co., Ltd............................................   110,045  14,955,127
    SK Networks Co., Ltd..............................................   471,212   3,680,621
    SK Securities Co., Ltd............................................ 1,030,330   1,041,086
    SK Telecom Co., Ltd...............................................     9,434   1,198,826
    SK Telecom Co., Ltd. ADR..........................................   170,500   2,364,835
   #SKC Co., Ltd......................................................    53,920   2,109,336
   #SL Corp...........................................................    47,880     760,052
   *S-MAC Co., Ltd....................................................    42,687     402,665
   #S-Oil Corp........................................................    55,263   4,650,960
   #Songwon Industrial Co., Ltd.......................................    52,070     420,397
   #Soosan Heavy Industries Co., Ltd..................................    11,350      18,196
  #*Ssangbangwool & Trygroup..........................................   243,690     211,042
  #*Ssangyong Cement Industrial Co., Ltd..............................    85,337     304,062
   *SSCP Co., Ltd.....................................................   103,840     227,357
   #STX Corp..........................................................   136,918   1,122,377
   #STX Engine Co., Ltd...............................................    84,280     758,354
   #STX Metal Co, Ltd.................................................    23,720      87,643
   #STX Offshore & Shipbuilding Co., Ltd..............................   234,166   2,056,051
   #STX Pan Ocean Co., Ltd............................................   427,490   1,467,437
   #Suheung Capsule Co., Ltd..........................................    19,060     231,964
    Sung Bo Chemicals Co., Ltd........................................     1,020      21,708
  #*Sung Jin Geotec Co., Ltd..........................................    43,330     385,314
    Sungchang Enterprise Holdings, Ltd................................    22,640     386,191
   *Sungshin Cement Co., Ltd..........................................    18,990      55,088
    Sunjin Co., Ltd...................................................     8,347      57,849
  #*Suprema, Inc......................................................    31,654     378,999
   *Synopex, Inc......................................................   145,032     248,435
    Tae Kyung Industrial Co., Ltd.....................................    41,740     111,075
   #TaeKwang Industrial Co., Ltd......................................     1,526   1,082,198
   *Taesan LCD Co., Ltd...............................................    13,063       9,169
   *Taewoong Co., Ltd.................................................    23,452     380,783
   #Taeyoung Engineering & Construction Co., Ltd......................   145,640     631,419
  #*Taihan Electric Wire Co., Ltd.....................................   558,398     941,529
    Tailim Packaging Industries Co., Ltd..............................   105,990     159,936
    TCC Steel.........................................................    38,396     148,800
    Telcoware Co., Ltd................................................       431       2,872
  #*Tera Resource Co., Ltd............................................   669,804     730,046
   #Tong Yang Moolsan Co., Ltd........................................    20,210     354,579
    Tongyang Life Insurance...........................................   130,720   1,254,798
   #TONGYANG Securities, Inc..........................................   193,093     640,554
  #*Tongyang, Inc.....................................................   270,618     193,116
   *Toptec Co., Ltd...................................................    19,278     240,102
   #TS Corp...........................................................    14,460     247,870
  #*Uju Electronics Co., Ltd..........................................    11,498     221,581
   #Unid Co., Ltd.....................................................    12,083     351,472

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CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
SOUTH KOREA -- (Continued)
    Union Steel.......................................................     9,090 $       99,414
  #*Unison Co., Ltd...................................................    57,171        375,446
  #*VGX International, Inc............................................    32,015         30,082
   *Vieworks Co., Ltd.................................................    17,852        175,112
  #*Visang Education, Inc.............................................    17,026        117,452
  #*Webzen, Inc.......................................................    25,232        197,425
    Whanin Pharmaceutical Co., Ltd....................................    39,160        219,640
  #*Will-Bes & Co., Ltd. (The)........................................   194,870        345,698
   #Woongjin Coway Co., Ltd...........................................   119,900      3,741,669
  #*Woongjin Energy Co., Ltd..........................................   178,710        694,052
  #*Woongjin Holdings Co., Ltd........................................    77,050        331,635
    Woongjin Thinkbig Co., Ltd........................................    68,998        492,283
   *Wooree ETI Co., Ltd...............................................    19,287         73,275
    Woori Finance Holdings Co., Ltd................................... 1,027,910     10,011,387
    Woori Finance Holdings Co., Ltd. ADR..............................     1,304         38,546
    Woori Financial Co., Ltd..........................................    39,956        549,653
   *Woori Investment & Securities Co., Ltd............................   625,645      5,951,160
  #*WooSung Feed Co., Ltd.............................................    68,250        331,961
   *Yedang Company Co., Ltd...........................................   161,812        214,946
    YESCO Co., Ltd....................................................     7,470        165,769
   #Yoosung Enterprise Co., Ltd.......................................     9,651         25,716
   #Youlchon Chemical Co., Ltd........................................    41,290        294,307
   #Young Poong Corp..................................................     2,138      1,668,142
   *Young Poong Precision Corp........................................     5,808         53,770
   #Youngone Corp.....................................................    67,250      1,682,900
   #Youngone Holdings Co., Ltd........................................    18,745        992,287
    Yuhan Corp........................................................    28,014      3,063,972
    Yuhwa Securities Co., Ltd.........................................     4,830         57,332
  #*Yungjin Pharm Co., Ltd............................................   279,733        367,525
                                                                                 --------------
TOTAL SOUTH KOREA.....................................................            1,150,264,939
                                                                                 --------------
TAIWAN -- (11.5%)
   *A.G.V. Products Corp.............................................. 1,777,407        616,428
   *Ability Enterprise Co., Ltd....................................... 1,316,893      1,226,603
   *Abocom Systems, Inc...............................................    68,906         16,558
    AcBel Polytech, Inc............................................... 1,494,468        846,539
   #Accton Technology Corp............................................ 1,790,369        947,810
   #Ace Pillar Co., Ltd...............................................   146,800        234,400
   #Acer, Inc......................................................... 8,516,127      7,751,005
   #ACHEM Technology Corp.............................................   592,150        300,148
   *Acme Electronics Corp.............................................   243,000        314,927
   *Acter Co., Ltd....................................................    51,000        205,393
    Action Electronics Co., Ltd.......................................   909,977        210,615
   *Actron Technology Corp............................................    88,200        219,634
   *A-DATA Technology Co., Ltd........................................   410,000        495,158
   #Adlink Technology, Inc............................................   300,295        325,429
   *Advanced Ceramic X Corp...........................................   105,000        280,020
   *Advanced International Multitech Co., Ltd.........................    63,000         78,036
   #Advanced Semiconductor Engineering, Inc........................... 8,109,392      6,233,636
  #*Advanced Semiconductor Engineering, Inc. ADR......................   692,059      2,636,745
  #*Advancetek Enterprise Co., Ltd....................................   502,896        437,370
    Advantech Co., Ltd................................................   464,440      1,639,812
   *Aiptek International, Inc.........................................    55,000          4,291
   *Alcor Micro Corp..................................................   101,000        160,922
    ALI Corp..........................................................   658,000        719,222
   #Allis Electric Co., Ltd...........................................   329,000         89,355
   #Alpha Networks, Inc............................................... 1,181,000        799,749
    Altek Corp........................................................ 1,543,085        856,579
   #Ambassador Hotel (The)............................................ 1,092,000      1,070,403
   #Ampoc Far-East Co., Ltd...........................................   415,567        326,700
    AmTRAN Technology Co., Ltd........................................ 3,395,944      2,609,605

                                      579

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
   *Anpec Electronics Corp............................................      8,000 $     5,440
   #APCB, Inc.........................................................    571,000     361,187
   #Apex Biotechnology Corp...........................................    246,435     646,238
   #Apex Medical Corp.................................................    251,463     281,763
   #Apex Science & Engineering Corp...................................    249,849      92,108
   *Ardentec Corp.....................................................     21,000      15,019
  #*Arima Communications Corp.........................................    726,383     325,855
   *Arima Optoelectronics Corp........................................    452,890      62,988
   #Asia Cement Corp..................................................  4,657,163   5,874,165
  #*Asia Optical Co., Inc.............................................    858,000     858,553
    Asia Polymer Corp.................................................    923,500   1,099,331
    Asia Vital Components Co., Ltd....................................  1,087,202     553,196
   #Asrock, Inc.......................................................    123,000     432,621
   #Asustek Computer, Inc.............................................  1,150,861  10,581,544
    Aten International Co., Ltd.......................................    237,715     427,828
   #AU Optronics Corp.................................................  7,312,497   2,223,605
   #AU Optronics Corp. Sponsored ADR..................................  1,470,758   4,397,566
   #Audix Corp........................................................    407,969     330,560
    Aurora Corp.......................................................    254,226     371,666
   #Aurora Systems Corp...............................................    225,072     216,953
   #AV Tech Corp......................................................    127,000     371,805
  #*Avermedia Technologies, Inc.......................................    836,037     502,985
   #Avision, Inc......................................................    691,263     212,732
   *AVY Precision Technology, Inc.....................................     39,000      60,638
   #Awea Mechantronic Co., Ltd........................................    176,774     185,468
    Bank of Kaohsiung.................................................  1,522,039     439,758
  #*Basso Industry Corp., Ltd.........................................    503,427     350,413
   *BenQ Materials Corp...............................................    179,000      72,256
    BES Engineering Corp..............................................  5,631,050   1,249,317
   #Biostar Microtech International Corp..............................    640,712     318,048
  #*Bright Led Electronics Corp.......................................    508,180     274,494
   #C Sun Manufacturing, Ltd..........................................    554,740     350,153
   #Cameo Communications, Inc.........................................    881,116     218,680
    Capella Microsystems Taiwan, Inc..................................     60,000     335,269
    Capital Securities Corp...........................................  7,382,210   2,485,454
   #Career Technology (MFG.) Co., Ltd.................................    637,000     884,755
   *Carnival Industrial Corp..........................................  1,265,000     457,339
   #Catcher Technology Co., Ltd.......................................    762,872   3,644,142
    Cathay Chemical Works, Inc........................................     35,000      12,468
  #*Cathay Financial Holdings Co., Ltd................................ 12,257,548  12,027,169
   #Cathay Real Estate Development Co., Ltd...........................  3,223,000   1,287,435
   #Central Reinsurance Co., Ltd......................................    376,897     161,403
   #ChainQui Construction Development Co., Ltd........................    334,464     237,352
    Champion Building Materials Co., Ltd..............................  1,240,390     439,307
    Chang Hwa Commercial Bank......................................... 12,056,650   6,485,429
   #Chang Wah Electromaterials, Inc...................................    135,777     290,435
   *Chang-Ho Fibre Corp...............................................     49,000      16,228
   #Charoen Pokphand Enterprises Co., Ltd.............................    745,000     362,925
   #CHC Resources Corp................................................    193,135     295,270
    Cheng Loong Corp..................................................  3,601,160   1,284,248
   #Cheng Shin Rubber Industry Co., Ltd...............................  1,981,395   5,240,003
   #Cheng Uei Precision Industry Co., Ltd.............................  1,342,625   2,430,906
   #Chenming Mold Industrial Corp.....................................    350,708     291,471
    Chia Hsin Cement Corp.............................................  1,724,483     774,345
    Chia Ta World Co., Ltd............................................     74,200      24,632
   #Chicony Electronics Co., Ltd......................................  1,308,347   2,509,814
   #Chien Kuo Construction Co., Ltd...................................  1,096,706     501,273
   *Chien Shing Stainless Steel Co., Ltd..............................    427,000      40,160
   #Chilisin Electronics Corp.........................................    354,784     173,523
  #*Chimei Innolux Corp............................................... 17,916,545   5,644,287
    China Airlines, Ltd...............................................  7,407,057   3,068,098

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
    China Chemical & Pharmaceutical Co., Ltd..........................  1,012,000 $   616,932
    China Development Financial Holding Corp.......................... 31,692,924   7,358,771
   #China Ecotek Corp.................................................    134,000     280,036
    China Electric Manufacturing Corp.................................  1,109,220     685,050
   *China General Plastics Corp.......................................  1,199,000     462,453
   #China Glaze Co., Ltd..............................................    502,162     228,332
    China Life Insurance Co., Ltd.....................................  4,004,634   3,853,276
   *China ManMade Fibers Corp.........................................  4,351,662   1,450,754
    China Metal Products Co., Ltd.....................................  1,049,310     599,636
  #*China Motor Corp..................................................  2,348,716   1,990,470
    China Petrochemical Development Corp..............................  5,258,404   4,293,215
   #China Steel Chemical Corp.........................................    321,998   1,400,296
   #China Steel Corp.................................................. 22,151,953  19,638,753
   #China Steel Structure Co., Ltd....................................    488,000     464,412
   #China Synthetic Rubber Corp.......................................  1,936,818   1,793,706
   *China United Trust & Investment Corp..............................     50,053          --
  #*China Wire & Cable Co., Ltd.......................................    614,000     163,335
    Chinatrust Financial Holdings Co., Ltd............................ 24,493,983  14,534,854
  #*Chinese Gamer International Corp..................................    100,000     234,634
    Chinese Maritime Transport, Ltd...................................    439,460     500,451
   #Chin-Poon Industrial Co., Ltd.....................................  1,462,617   1,587,744
   *Chipbond Technology Corp..........................................    444,000     554,018
    Chong Hong Construction Co........................................    428,551     860,797
   #Chroma Ate, Inc...................................................    726,705   1,609,079
  #*Chun Yu Works & Co., Ltd..........................................    758,000     236,952
   *Chun Yuan Steel Industrial Co., Ltd...............................  1,603,409     622,371
    Chung Hung Steel Corp.............................................  3,580,926     888,769
    Chung Hwa Pulp Corp...............................................  1,995,530     605,781
   #Chung-Hsin Electric & Machinery Manufacturing Corp................  1,557,000     878,556
   *Chunghwa Telecom Co., Ltd.........................................  1,325,000   3,954,283
   #Chunghwa Telecom Co., Ltd. ADR....................................    382,918  11,361,177
   *Chungwa Picture Tubes Co., Ltd.................................... 15,894,759     464,059
    Chuwa Wool Industry Co., Ltd......................................     37,455      18,321
  #*Chyang Sheng Dyeing & Finishing Co., Ltd..........................    209,000      68,182
   #Clevo Co., Ltd....................................................  1,019,685   1,331,653
  #*CMC Magnetics Corp................................................ 10,891,210   1,705,276
    Collins Co., Ltd..................................................    530,078     216,069
   #Compal Communications, Inc........................................    802,744     734,166
   #Compal Electronics, Inc...........................................  9,632,560   8,973,330
   #Compeq Manufacturing Co., Ltd.....................................  4,051,000   1,705,316
    Continental Holdings Corp.........................................  1,622,667     557,222
   *Coretronic Corp...................................................    448,000     391,446
  #*Cosmo Electronics Corp............................................    135,245     110,423
   *Cosmos Bank Taiwan................................................  1,016,570     280,911
   #Coxon Precise Industrial Co., Ltd.................................    486,000     660,575
   *Creative Sensor, Inc..............................................     21,000      10,263
   *CSBC Corp. Taiwan.................................................  1,526,150   1,099,515
    CTCI Corp.........................................................  1,138,896   2,111,433
   #CviLux Corp.......................................................    210,672     296,207
    Cyberlink Corp....................................................    270,816     772,803
   #Cybertan Technology, Inc..........................................  1,108,873     763,589
   #Da Cin Construction Co., Ltd......................................    667,809     387,069
   *Dah Fung CATV Co., Ltd............................................    112,000     237,634
   #Darfon Electronics Corp...........................................  1,224,700     849,642
   #Davicom Semiconductor, Inc........................................    297,392     151,441
   #De Licacy Industries Co., Ltd.....................................    139,000      40,123
   #Delpha Construction Co., Ltd......................................    768,386     228,894
   #Delta Electronics, Inc............................................  1,955,163   6,560,798
    Depo Auto Parts Industrial Co., Ltd...............................    411,634     875,057
   #DFI, Inc..........................................................    239,571     175,889
   *Dimerco Express Taiwan Corp.......................................     45,000      30,312

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
    D-Link Corp.......................................................  2,479,924 $ 1,489,191
    Dynamic Electronics Co., Ltd......................................    922,008     267,997
  #*Dynapack International Technology Corp............................    263,000   1,194,741
  #*E Ink Holdings, Inc...............................................  1,652,000   1,595,308
    E.Sun Financial Holding Co., Ltd.................................. 13,830,871   7,509,616
   *Eastern Media International Corp..................................  3,239,360     354,669
   #Eclat Textile Co., Ltd............................................    279,944     750,225
   *Edimax Technology Co., Ltd........................................    534,000     186,351
   #Edom Technology Co., Ltd..........................................    215,600      62,585
   #Elan Microelectronics Corp........................................    804,323   1,295,465
  #*E-Lead Electronic Co., Ltd........................................    167,846     205,274
   #E-LIFE MALL Corp., Ltd............................................    245,000     523,528
   #Elite Advanced Laser Corp.........................................    265,000     299,783
   #Elite Material Co., Ltd...........................................  1,085,839     992,034
   *Elite Semiconductor Memory Technology, Inc........................    939,390     725,600
   *Elitegroup Computer Systems Co., Ltd..............................  3,374,334   1,325,362
   *eMemory Technology, Inc...........................................    147,000     324,891
   *ENG Electric Co., Ltd.............................................    297,000     535,939
   #EnTie Commercial Bank.............................................  1,459,166     630,994
   *Episil Technologies, Inc..........................................    155,000      47,120
   #Epistar Corp......................................................  2,544,413   4,708,995
    Eternal Chemical Co., Ltd.........................................  2,323,211   1,752,185
   *E-Ton Solar Tech Co., Ltd.........................................    243,000      99,229
    Eva Airways Corp..................................................  4,829,712   2,811,390
   *Everest Textile Co., Ltd..........................................    944,064     265,817
    Evergreen International Storage & Transport Corp..................  2,169,000   1,162,878
    Evergreen Marine Corp., Ltd.......................................  5,314,472   2,900,044
   *Everlight Chemical Industrial Corp................................  1,365,945     788,764
  #*Everlight Electronics Co., Ltd....................................  1,237,570   1,925,194
  #*Everspring Industry Co., Ltd......................................    310,000      75,183
    Excel Cell Electronics Co., Ltd...................................     86,000      29,323
  #*Excelsior Medical Co., Ltd........................................    303,408     604,549
   #Far Eastern Department Stores Co., Ltd............................  2,633,449   2,754,791
   #Far Eastern International Bank....................................  5,157,430   2,028,103
    Far Eastern New Century Corp......................................  7,140,343   7,948,331
    Far EasTone Telecommunications Co., Ltd...........................  1,958,000   4,910,100
   #Faraday Technology Corp...........................................    790,822   1,066,010
  #*Farglory F T Z Investment Holding Co., Ltd........................    271,000     160,840
   #Farglory Land Development Co., Ltd................................    901,771   1,449,185
    Federal Corp......................................................  1,446,598     703,580
   #Feng Hsin Iron & Steel Co., Ltd...................................  1,262,131   1,999,892
  #*Feng Tay Enterprise Co., Ltd......................................    735,503     711,339
   *Firich Enterprises Co., Ltd.......................................    189,000     241,376
   #First Copper Technology Co., Ltd..................................    793,000     184,771
   #First Financial Holding Co., Ltd.................................. 17,429,541  10,540,316
    First Hotel.......................................................    552,155     354,950
    First Insurance Co., Ltd..........................................    728,640     303,287
    First Steamship Co., Ltd..........................................    572,832     597,538
   #FLEXium Interconnect, Inc.........................................    331,349   1,325,134
    Flytech Technology Co., Ltd.......................................    168,586     385,964
   #Forhouse Corp.....................................................  1,716,304     861,556
  #*Formosa Advanced Technologies Co., Ltd............................    483,000     357,916
    Formosa Chemicals & Fiber Co., Ltd................................  4,042,134  10,618,330
  #*Formosa Epitaxy, Inc..............................................  1,525,797     981,698
   #Formosa International Hotels Corp.................................     79,571     847,795
    Formosa Oilseed Processing Co., Ltd...............................    298,924     135,706
  #*Formosa Petrochemical Corp........................................  1,264,000   3,641,575
    Formosa Plastics Corp.............................................  5,652,279  15,533,016
    Formosa Taffeta Co., Ltd..........................................  2,647,460   2,299,842
    Formosan Rubber Group, Inc........................................  1,744,000   1,062,457
    Formosan Union Chemical Corp......................................  1,094,001     751,944

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
  #*Fortune Electric Co., Ltd.........................................    477,304 $   202,740
   #Founding Construction & Development Co., Ltd......................    597,277     342,540
   #Foxconn Technology Co., Ltd.......................................  1,100,983   3,859,604
   *Froch Enterprise Co., Ltd.........................................    648,000     213,262
   #FSP Technology, Inc...............................................    620,414     530,186
    Fu I Industrial Co., Ltd..........................................    242,397     114,763
    Fubon Financial Holding Co., Ltd..................................  8,740,894   9,085,812
    Fullerton Technology Co., Ltd.....................................    390,670     329,282
   *Fulltech Fiber Glass Corp.........................................    118,000      58,977
    Fwusow Industry Co., Ltd..........................................    771,661     384,588
   #G Shank Enterprise Co., Ltd.......................................    659,445     333,086
   *Gamania Digital Entertainment Co., Ltd............................    176,000     152,704
   #Gem Terminal Industries Co., Ltd..................................    313,938     133,030
   #Gemtek Technology Corp............................................  1,335,574   1,190,492
   #General Plastic Industrial Co., Ltd...............................    192,684     156,722
  #*Genesis Photonics, Inc............................................    735,241     627,920
   #Genius Electronic Optical Co., Ltd................................     90,417     620,600
    GeoVision, Inc....................................................    104,014     377,408
   #Getac Technology Corp.............................................  2,426,281   1,769,792
    Giant Manufacturing Co., Ltd......................................    553,363   3,018,875
   *Giantplus Technology Co., Ltd.....................................    847,000     242,627
   #Giga Solution Tech Co., Ltd.......................................    296,044     186,188
    Gigabyte Technology Co., Ltd......................................  2,179,750   1,890,384
   #Gigastorage Corp..................................................  1,213,728     912,493
   #Gintech Energy Corp...............................................  1,232,784   1,194,767
   #Global Brands Manufacture, Ltd....................................    940,327     399,912
   *Global Mixed Mode Technology, Inc.................................    245,000     684,163
   #Global Unichip Corp...............................................    186,000     599,700
  #*Globe Union Industrial Corp.......................................    805,019     553,173
   *Gloria Material Technology Corp...................................    537,000     514,964
   #Gold Circuit Electronics, Ltd.....................................  1,779,747     361,291
    Goldsun Development & Construction Co., Ltd.......................  5,078,672   1,718,940
   #Good Will Instrument Co., Ltd.....................................    180,277     107,449
   *Gourmet Master Co., Ltd...........................................     16,000     122,392
    Grand Pacific Petrochemical Corp..................................  3,475,000   1,520,780
   #Grape King, Inc...................................................    274,000     551,391
   #Great China Metal Industry Co., Ltd...............................    386,000     438,066
    Great Taipei Gas Co., Ltd.........................................  1,105,000     700,416
    Great Wall Enterprise Co., Ltd....................................  1,295,350   1,257,524
    Green Energy Technology, Inc......................................    972,640     665,307
   #G-Tech Optoelectronics Corp.......................................    208,000     536,717
   #GTM Corp..........................................................    489,000     203,059
  #*Hannstar Board Corp...............................................    930,875     431,638
   *HannStar Display Corp............................................. 21,302,262   1,301,781
   *HannsTouch Solution, Inc..........................................  2,964,262   1,087,882
   #Harvatek Corp.....................................................    672,749     327,452
   #Hey Song Corp.....................................................  1,338,000   1,702,862
   #Highwealth Construction Corp......................................  1,189,603   1,837,437
  #*Hiti Digital, Inc.................................................    430,337     216,852
   #Hitron Technologies, Inc..........................................    699,300     395,970
  #*Hiwin Technologies Corp...........................................    281,820   2,573,856
  #*Ho Tung Holding Corp..............................................  2,094,226   1,183,244
  #*Hocheng Corp......................................................    940,300     239,666
   #Hold-Key Electric Wire & Cable Co., Ltd...........................    332,545     110,459
   #Holiday Entertainment Co., Ltd....................................    229,400     399,494
    Holtek Semiconductor, Inc.........................................    556,000     591,712
    Holy Stone Enterprise Co., Ltd....................................  1,179,175   1,065,518
   #Hon Hai Precision Industry Co., Ltd............................... 13,801,887  38,452,852
   *Hong Ho Precision Textile Co., Ltd................................     66,000      28,080
   #Hong Tai Electric Industrial Co., Ltd.............................    906,000     284,673
   #Hong Yi Fiber Industry Co., Ltd...................................    173,680      49,338

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *Hota Industrial Manufacturing Co., Ltd............................    601,000 $  309,605
    Hotai Motor Co., Ltd..............................................    407,000  2,701,782
   *Howarm Construction Co., Ltd......................................    249,000    201,475
    Hsin Kuang Steel Co., Ltd.........................................    999,783    609,518
    Hsing Ta Cement Co., Ltd..........................................    335,000    115,488
   #HTC Corp..........................................................    799,619  7,680,864
    Hua Eng Wire & Cable Co., Ltd.....................................  1,659,000    430,403
    Hua Nan Financial Holding Co., Ltd................................ 11,594,826  6,521,256
   *Huaku Development Co., Ltd........................................    743,400  1,527,142
   #Huang Hsiang Construction Co......................................    265,735    517,174
   *Huga Optotech, Inc................................................     21,000      7,270
   #Hung Ching Development & Construction Co., Ltd....................    482,000    178,083
   #Hung Poo Real Estate Development Corp.............................  1,065,554    861,766
    Hung Sheng Construction Co., Ltd..................................  2,032,900  1,009,353
   *Hwa Fong Rubber Co., Ltd..........................................    819,000    180,802
   *Ibase Technology, Inc.............................................     72,000     93,450
  #*Ichia Technologies, Inc...........................................  1,495,255    689,006
   #I-Chiun Precision Industry Co., Ltd...............................    836,211    428,936
    ICP Electronics, Inc..............................................    577,000    924,772
  #*ILI Technology Corp...............................................    112,000    303,366
    Infortrend Technology, Inc........................................    961,866    607,459
  #*Inotera Memories, Inc.............................................  7,704,528  1,433,861
   *Insyde Software Corp..............................................     70,000    249,180
  #*Integrated Memory Logic, Ltd......................................    109,000    410,669
   *International Games System Co., Ltd...............................    118,000    514,134
   #Inventec Corp.....................................................  7,974,276  2,373,945
   #I-Sheng Electric Wire & Cable Co., Ltd............................    425,000    550,848
    ITE Technology, Inc...............................................    713,314    562,704
    ITEQ Corp.........................................................  1,039,646  1,043,351
   *J Touch Corp......................................................    344,000    342,527
   *Jean Co., Ltd.....................................................     25,304      5,162
  #*Jenn Feng New Energy Co., Ltd.....................................    435,000    152,543
   *Jentech Precision Industrial Co., Ltd.............................     80,156    214,802
   *Jess-Link Products Co., Ltd.......................................    633,600    545,751
   *Jih Sun Financial Holdings Co., Ltd...............................    404,000    114,453
    Johnson Health Tech Co., Ltd......................................    168,187    443,807
    Jui Li Enterprise Co., Ltd........................................    175,100     43,041
    K Laser Technology, Inc...........................................    217,459     74,073
   #Kang Na Hsiung Enterprise Co., Ltd................................    423,150    181,803
   *Kao Hsing Chang Iron & Steel Corp.................................    545,000     90,824
   *Kaori Heat Treatment Co., Ltd.....................................      8,400      8,515
   #Kaulin Manufacturing Co., Ltd.....................................    512,684    367,853
   #Kee Tai Properties Co., Ltd.......................................  1,329,101    666,256
   #Kenda Rubber Industrial Co., Ltd..................................  1,386,827  1,669,448
   #Kerry TJ Logistics Co., Ltd.......................................    777,000    979,959
    Kian Shen Corp....................................................     78,158    115,803
   #King Core Electronics, Inc........................................     77,527     48,026
   #King Slide Works Co., Ltd.........................................    106,450    612,162
    King Yuan Electronics Co., Ltd....................................  5,054,032  2,197,351
    Kingdom Construction Co., Ltd.....................................  1,431,000    809,927
   *King's Town Bank..................................................  2,961,653  1,941,983
    King's Town Construction Co., Ltd.................................    741,504    615,353
    Kinik Co..........................................................    383,000    516,149
   #Kinko Optical Co., Ltd............................................    519,772    706,990
    Kinpo Electronics, Inc............................................  4,406,892    921,328
   #Kinsus Interconnect Technology Corp...............................    625,476  1,739,087
   #KS Terminals, Inc.................................................    326,290    275,724
    Kung Long Batteries Industrial Co., Ltd...........................    223,000    387,971
  #*Kuoyang Construction Co., Ltd.....................................  1,579,000    600,480
   #Kwong Fong Industries Corp........................................  1,296,000    604,324
    KYE Systems Corp..................................................  1,013,736    326,743

                                      584

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
  #*L&K Engineering Co., Ltd..........................................    524,000 $   486,915
   *Lan Fa Textile Co., Ltd...........................................    733,412     209,713
   #Largan Precision Co., Ltd.........................................    172,234   3,496,061
   *Laser Tek Taiwan Co., Ltd.........................................     20,000      17,366
   #LCY Chemical Corp.................................................  1,094,111   1,463,020
   *Lead Data Co., Ltd................................................    315,000      20,261
   #Leader Electronics, Inc...........................................    225,886      91,621
   #Leadtrend Technology Corp.........................................    121,926     202,336
    Lealea Enterprise Co., Ltd........................................  2,448,126     859,151
  #*Ledtech Electronics Corp..........................................    412,095     142,441
   #Lee Chi Enterprises Co., Ltd......................................    759,000     335,588
    Lelon Electronics Corp............................................    278,000     119,039
  #*Leofoo Development Co., Ltd.......................................  1,063,614     586,288
   #Les Enphants Co., Ltd.............................................    601,422     532,833
    Li Peng Enterprise Co., Ltd.......................................  1,690,612     474,883
    Lian Hwa Food Corp................................................    151,410     194,826
    Lien Chang Electronic Enterprise Co., Ltd.........................     76,761      17,769
    Lien Hwa Industrial Corp..........................................  1,982,809   1,201,306
    Lingsen Precision Industries, Ltd.................................  1,564,490     798,377
    LITE-ON IT Corp...................................................  1,556,741   1,438,750
    Lite-On Semiconductor Corp........................................  1,132,000     574,110
    Lite-On Technology Corp...........................................  7,377,904   9,219,376
   #Long Bon International Co., Ltd...................................  1,141,875     511,388
   #Long Chen Paper Co., Ltd..........................................  1,482,838     371,081
   *Longwell Co.......................................................    228,000     206,175
   *Lotes Co., Ltd....................................................    209,920     491,355
   *Lucky Cement Corp.................................................    634,000     136,811
   #Lumax International Corp., Ltd....................................    230,127     528,343
   *Lung Yen Life Service Corp........................................    109,000     345,155
   *Macroblock, Inc...................................................     66,000     270,701
   #Macronix International Co., Ltd................................... 15,559,991   3,823,927
   *Mag Layers Scientific-Technics Co., Ltd...........................     26,000      35,976
    Makalot Industrial Co., Ltd.......................................    283,430     779,863
   #Marketech International Corp......................................    510,000     307,246
    Masterlink Securities Corp........................................  4,057,000   1,203,447
   #Maxtek Technology Co., Ltd........................................    125,000      91,726
   #Mayer Steel Pipe Corp.............................................    781,905     302,057
   #Maywufa Co., Ltd..................................................    178,462      76,670
   #Media Tek, Inc....................................................  1,122,823   9,442,338
    Mega Financial Holding Co., Ltd................................... 15,320,324  12,311,447
   #Meiloon Co., Ltd..................................................    429,045     125,001
    Mercuries & Associates, Ltd.......................................    814,042     669,485
  #*Mercuries Data Systems, Ltd.......................................    341,000     105,014
    Merida Industry Co., Ltd..........................................    391,750   1,684,781
   #Merry Electronics Co., Ltd........................................    868,266   1,119,831
   *Microbio Co., Ltd.................................................    151,000     178,779
  #*Microelectronics Technology, Inc..................................  1,568,503     583,877
   *Microlife Corp....................................................     10,000      16,606
    Micro-Star International Co., Ltd.................................  3,239,465   1,502,107
    Min Aik Technology Co., Ltd.......................................    348,562     836,900
  #*Mirle Automation Corp.............................................    531,923     343,110
    Mitac International Corp..........................................  4,552,135   1,385,265
   *Mobiletron Electronics Co., Ltd...................................    158,000      84,465
  #*Mosel Vitelic, Inc................................................  2,568,601     246,953
   *Motech Industries, Inc............................................    137,000     148,013
   *MPI Corp..........................................................    104,000     206,088
    Nak Sealing Technologies Corp.....................................    168,549     273,054
   *Namchow Chemical Industrial Co., Ltd..............................    527,000     548,720
    Nan Ya Plastic Corp...............................................  6,694,103  12,966,713
   #Nan Ya Printed Circuit Board Corp.................................    708,211   1,067,859
   #Nankang Rubber Tire Co., Ltd......................................  1,077,093   1,501,592

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   #Nantex Industry Co., Ltd..........................................    857,037 $  731,849
   *Nanya Technology Corp.............................................  3,553,570    221,591
   #National Petroleum Co., Ltd.......................................    544,000    539,798
  #*Neo Solar Power Corp..............................................  2,147,000  1,332,377
   *Netronix, Inc.....................................................     72,000     75,975
    New Asia Construction & Development Co., Ltd......................    365,904    100,338
    Newmax Technology Co., Ltd........................................    113,000    162,617
   #Nichidenbo Corp...................................................    341,109    258,461
    Nien Hsing Textile Co., Ltd.......................................  1,153,455    721,584
   #Novatek Microelectronics Corp.....................................    856,000  2,475,258
  #*Ocean Plastics Co., Ltd...........................................    476,000    345,708
   *Optimax Technology Corp...........................................    204,366     10,871
   #Opto Technology Corp..............................................  2,122,713    789,642
   *Orient Semiconductor Electronics, Ltd.............................  1,907,000    252,661
  #*Oriental Union Chemical Corp......................................  1,644,819  1,883,729
   #Orise Technology Co., Ltd.........................................    255,000    241,138
   *Pacific Construction Co., Ltd.....................................    180,757     50,669
   #Pan Jit International, Inc........................................  1,275,860    482,653
    Pan-International Industrial Corp.................................  1,279,335  1,283,984
   #Paragon Technologies Co., Ltd.....................................    261,648    233,867
    PChome Online, Inc................................................     35,634    228,150
   #Pegatron Corp.....................................................  5,242,293  6,795,539
    Phihong Technology Co., Ltd.......................................    926,048    747,063
   *Phison Electronics Corp...........................................    209,000  1,696,338
  #*Phytohealth Corp..................................................    292,000    402,826
  #*Pihsiang Machinery Manufacturing Co., Ltd.........................    489,000    597,089
   *Pixart Imaging, Inc...............................................    138,000    401,095
   #Plotech Co., Ltd..................................................    216,000     86,100
   #Polytronics Technology Corp.......................................    212,408    371,451
   *Portwell, Inc.....................................................     59,000     63,102
    Pou Chen Corp.....................................................  6,198,005  5,581,272
   *Power Quotient International Co., Ltd.............................    884,000    214,092
   #Powercom Co., Ltd.................................................    651,730    229,232
  #*Powertech Industrial Co., Ltd.....................................    336,000    245,979
   #Powertech Technology, Inc.........................................  1,910,580  3,824,928
   #Precision Silicon Corp............................................     99,904     43,040
   #President Chain Store Corp........................................    769,728  4,006,195
    President Securities Corp.........................................  3,033,634  1,523,608
   *Prime Electronics and Satellitics, Inc............................     32,000     28,368
    Prince Housing & Development Corp.................................  2,546,405  1,611,159
   *Prodisc Technology, Inc...........................................    603,000      3,418
   #Promate Electronic Co., Ltd.......................................    817,000    598,301
  #*Promise Technology, Inc...........................................    519,538    261,159
   *Protop Technology Co., Ltd........................................    148,000      1,036
   #Qisda Corp........................................................  6,141,525  1,348,352
   #Quanta Computer, Inc..............................................  2,709,436  7,008,790
   *Quintain Steel Co., Ltd...........................................  1,350,059    302,410
  #*Radiant Opto-Electronics Corp.....................................    889,992  3,453,343
   #Radium Life Tech Corp.............................................  2,074,820  1,294,401
    Ralec Electronic Corp.............................................     97,914     99,544
   #Realtek Semiconductor Corp........................................  1,669,132  2,869,650
   #Rechi Precision Co., Ltd..........................................    737,040    644,635
   *Rexon Industrial Corp., Ltd.......................................    145,000     23,597
   *Rich Development Co., Ltd.........................................     87,000     39,924
  #*Richtek Technology Corp...........................................    323,175  1,775,353
  #*Ritek Corp........................................................ 10,671,268  1,392,751
   #Roundtop Machinery Industries Co., Ltd............................     50,000     34,170
   #Ruentex Development Co., Ltd......................................  1,373,065  2,308,659
   #Ruentex Industries, Ltd...........................................  1,072,676  2,086,098
   #Sampo Corp........................................................  2,263,119    677,205
    San Fang Chemical Industry Co., Ltd...............................    502,766    390,499

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *San Shing Fastech Corp............................................     46,000 $   57,972
   *Sanyang Industrial Co., Ltd.......................................  2,848,802  1,850,849
    Sanyo Electric Taiwan Co., Ltd....................................    398,000    348,929
   #SCI Pharmtech, Inc................................................     58,190     99,968
  #*SDI Corp..........................................................    442,000    289,316
   #Senao International Co., Ltd......................................    203,547    750,442
   #Sercomm Corp......................................................    494,000    713,220
   #Sesoda Corp.......................................................    491,250    588,765
    Shan-Loong Transportation Co., Ltd................................    111,247     72,418
   #Sheng Yu Steel Co., Ltd...........................................    452,000    278,298
  #*ShenMao Technology, Inc...........................................    334,659    370,897
    Shih Wei Navigation Co., Ltd......................................    601,399    537,575
   #Shihlin Electric & Engineering Corp...............................    994,787  1,146,687
   *Shihlin Paper Corp................................................    292,000    394,516
    Shin Hai Gas Corp.................................................      6,617      8,576
  #*Shin Kong Financial Holding Co., Ltd.............................. 21,115,358  6,376,450
    Shin Shin Co., Ltd................................................     35,000     30,408
    Shin Shin Natural Gas Co., Ltd....................................      9,480      8,852
   #Shin Zu Shing Co., Ltd............................................    394,245  1,116,824
   *Shining Building Business Co., Ltd................................    617,060    518,235
   #Shinkong Insurance Co., Ltd.......................................    799,784    557,585
    Shinkong Synthetic Fibers Co., Ltd................................  6,481,844  1,900,572
    Shiny Chemical Industrial Co., Ltd................................    123,000    152,787
  #*Shuttle, Inc......................................................    745,000    224,941
    Sigurd Microelectronics Corp......................................  1,707,877  1,235,901
    Silicon Integrated Systems Corp...................................  2,371,233    805,919
   #Siliconware Precision Industries Co...............................  3,946,492  4,340,151
  #*Siliconware Precision Industries Co. Sponsored ADR................    362,094  1,966,170
   #Silitech Technology Corp..........................................    322,980    655,077
  #*Simplo Technology Co., Ltd........................................    415,800  2,332,717
   #Sinbon Electronics Co., Ltd.......................................    676,000    512,804
    Sincere Navigation Corp...........................................  1,205,370  1,061,301
   *Sinkang Industries, Ltd...........................................    176,105     56,835
   #Sinkong Textile Co., Ltd..........................................    557,169    757,194
   *Sinmag Equipment Corp.............................................     68,000    297,152
  #*Sino-American Silicon Products, Inc...............................  1,242,000  1,530,282
   #Sinon Corp........................................................  1,462,740    673,739
    SinoPac Financial Holdings Co., Ltd............................... 20,571,129  8,799,971
   #Sinphar Pharmaceutical Co., Ltd...................................    436,043    375,198
   *Sinyi Realty Co., Ltd.............................................    375,422    477,097
   #Sitronix Technology Corp..........................................    453,774    527,773
    Siward Crystal Technology Co., Ltd................................    535,705    152,860
   *Skymedi Corp......................................................     81,000     90,106
   *Soft-World International Corp.....................................    223,000    482,460
   *Solar Applied Materials Technology Co.............................     83,000    111,295
    Solomon Technology Corp...........................................    261,612     86,499
  #*Solytech Enterprise Corp..........................................    645,676    207,828
   *Sonix Technology Co., Ltd.........................................    530,000    739,272
    Southeast Cement Co., Ltd.........................................    777,000    305,862
   #Spirox Corp.......................................................    225,145     82,685
   *Sporton International, Inc........................................     36,000     83,377
   #Springsoft, Inc...................................................    678,565    949,608
   *St. Shine Optical Co., Ltd........................................     43,000    486,024
    Standard Chemical & Pharmaceutical Co., Ltd.......................    322,040    269,188
   #Standard Foods Taiwan, Ltd........................................    482,661  1,277,902
  #*Star Comgistic Capital Co., Ltd...................................    348,014    144,691
   #Stark Technology, Inc.............................................    538,400    436,196
  #*Sunonwealth Electric Machine Industry Co., Ltd....................    537,001    349,390
    Sunplus Technology Co., Ltd.......................................  1,913,153    498,371
   #Sunrex Technology Corp............................................    731,351    320,849
  #*Sunspring Metal Corp..............................................    157,000    158,402

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
    Super Dragon Technology Co., Ltd..................................    262,330 $   204,917
   #Supreme Electronics Co., Ltd......................................    753,000     330,040
   #Sweeten Construction Co., Ltd.....................................    550,579     287,586
   *Syncmold Enterprise Corp..........................................    133,000     202,404
    Synnex Technology International Corp..............................  1,778,745   3,857,816
    Sysware Systex Corp...............................................     87,293      88,108
   *Ta Chen Stainless Pipe Co., Ltd...................................  2,132,641   1,013,059
   *Ta Chong Bank, Ltd................................................  5,644,200   1,733,066
    Ta Ya Electric Wire & Cable Co., Ltd..............................  2,037,520     504,747
    Ta Yih Industrial Co., Ltd........................................     87,000     149,217
   #Tah Hsin Industrial Corp..........................................    485,000     417,723
  #*TAI Roun Products Co., Ltd........................................    263,000      87,223
   #TA-I Technology Co., Ltd..........................................    620,767     390,520
   *Taichung Commercial Bank..........................................  6,264,743   1,980,694
   *TaiDoc Technology Corp............................................    117,000     193,086
   *Taiflex Scientific Co., Ltd.......................................    273,000     371,976
    Tainan Enterprises Co., Ltd.......................................    486,289     454,673
   #Tainan Spinning Co., Ltd..........................................  3,968,018   1,620,016
   #Taishin Financial Holdings Co., Ltd............................... 18,307,620   7,357,184
   #Taisun Enterprise Co., Ltd........................................  1,119,979     589,413
   #Taita Chemical Co., Ltd...........................................    792,009     312,188
   #Taiwan Acceptance Corp............................................    167,000     407,400
   *Taiwan Business Bank.............................................. 10,578,773   3,068,561
    Taiwan Cement Corp................................................  8,240,350   9,508,967
   #Taiwan Cogeneration Corp..........................................  1,259,657     792,264
   *Taiwan Cooperative Financial Holding, Ltd.........................  9,860,477   5,961,449
   *Taiwan FamilyMart Co., Ltd........................................     39,000     190,420
   #Taiwan Fertilizer Co., Ltd........................................  2,159,000   5,070,415
   *Taiwan Fire & Marine Insurance Co., Ltd...........................    892,880     580,829
   *Taiwan Flourescent Lamp Co., Ltd..................................    119,000      11,824
    Taiwan Fu Hsing Industrial Co., Ltd...............................    499,000     344,849
   #Taiwan Glass Industry Corp........................................  2,815,895   2,656,037
   #Taiwan Hon Chuan Enterprise Co., Ltd..............................    630,359   1,388,782
   *Taiwan Kolin Co., Ltd.............................................    508,000          --
  #*Taiwan Land Development Corp......................................  2,475,063     951,983
    Taiwan Life Insurance Co., Ltd....................................  1,109,210     697,788
   #Taiwan Line Tek Electronic Co., Ltd...............................    249,401     275,348
    Taiwan Mask Corp..................................................    762,050     278,180
    Taiwan Mobile Co., Ltd............................................  1,853,900   6,104,080
    Taiwan Navigation Co., Ltd........................................    505,720     507,919
    Taiwan Paiho Co., Ltd.............................................  1,120,703     710,793
   *Taiwan PCB Techvest Co., Ltd......................................    255,000     317,321
  #*Taiwan Prosperity Chemical Corp...................................    316,000     553,841
   #Taiwan Pulp & Paper Corp..........................................  1,556,260     474,266
  #*Taiwan Sakura Corp................................................  1,019,304     500,376
    Taiwan Secom Co., Ltd.............................................    608,932   1,212,922
  #*Taiwan Semiconductor Manufacturing Co., Ltd....................... 27,191,652  73,602,174
   #Taiwan Sogo Shinkong Security Co., Ltd............................  1,077,407   1,090,139
   *Taiwan Styrene Monomer Corp.......................................  2,241,602     532,921
   *Taiwan Surface Mounting Technology Co., Ltd.......................    494,250     754,941
   #Taiwan Tea Corp...................................................  2,395,896   1,176,364
   *Taiwan Union Technology Corp......................................    144,000      67,527
    Taiyen Biotech Co., Ltd...........................................    721,000     524,008
  #*Tatung Co., Ltd...................................................  8,389,748   1,644,122
   *Teapo Electronic Corp.............................................    191,001      23,627
  #*Teco Electric & Machinery Co., Ltd................................  6,809,000   4,305,907
   *Tecom, Ltd........................................................    408,000      21,182
   #Ten Ren Tea Co., Ltd..............................................    132,170     205,806
   #Test Research, Inc................................................    470,595     716,798
    Test-Rite International Co., Ltd..................................  1,176,000     830,406
  #*Thinking Electronic Industrial Co., Ltd...........................    330,058     285,529

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
   #Thye Ming Industrial Co., Ltd.....................................    635,651 $   557,131
    TNC Industrial Corp., Ltd.........................................    178,000     137,454
    Ton Yi Industrial Corp............................................  3,088,300   1,850,035
   *Tong Hsing Electronic Industries, Ltd.............................    314,534     886,344
   #Tong Yang Industry Co., Ltd.......................................  1,511,671   1,474,466
   #Tong-Tai Machine & Tool Co., Ltd..................................    715,834     565,309
    Topco Scientific Co., Ltd.........................................    551,005     878,910
   *Topco Technologies Corp...........................................     15,000      30,528
   #Topoint Technology Co., Ltd.......................................    510,652     265,963
    Transcend Information, Inc........................................    526,870   1,410,286
   #Tripod Technology Corp............................................  1,089,660   2,453,467
    Tsann Kuen Enterprise Co., Ltd....................................    274,441     556,135
   #TSRC Corp.........................................................    933,146   2,114,841
   #TTET Union Corp...................................................    172,000     286,992
   *TTY Biopharm Co., Ltd.............................................    250,000   1,030,028
   #Tung Ho Steel Enterprise Corp.....................................  2,662,645   2,375,917
   *Tung Ho Textile Co., Ltd..........................................    561,000     158,989
   *Tung Thih Electronic Co., Ltd.....................................     44,000      90,368
    TXC Corp..........................................................    789,762   1,199,463
   *TYC Brother Industrial Co., Ltd...................................    719,115     280,679
  #*Tycoons Group Enterprise Co., Ltd.................................  1,938,121     312,876
   #Tyntek Corp.......................................................  1,242,384     398,618
   *Tze Shin International Co., Ltd...................................    319,772     149,021
    U-Ming Marine Transport Corp......................................  1,230,200   1,918,562
   #Unimicron Technology Corp.........................................  4,557,563   5,063,621
  #*Union Bank of Taiwan..............................................  3,070,139   1,098,035
   *Union Insurance Co., Ltd..........................................    402,216     150,336
    Uni-President Enterprises Corp....................................  4,384,287   7,315,434
    Unitech Electronics Co., Ltd......................................    261,365     123,997
   #Unitech Printed Circuit Board Corp................................  2,340,921     723,612
   #United Integration Service Co., Ltd...............................    806,800     644,383
   #United Microelectronics Corp...................................... 36,541,441  15,254,628
   #Unity Opto Technology Co., Ltd....................................    984,276     912,712
   #Universal Cement Corp.............................................  1,349,773     599,070
    Universal Microelectronics Co., Ltd...............................    186,105      47,676
    Universal, Inc....................................................    130,134      69,512
   #Unizyx Holding Corp...............................................  1,487,496     720,104
    UPC Technology Corp...............................................  2,583,322   1,473,734
   *Userjoy Technology Co., Ltd.......................................     37,000      73,471
    USI Corp..........................................................  2,213,528   2,080,353
    U-Tech Media Corp.................................................    250,000      43,016
   *Vanguard International Semiconductor Corp.........................    489,000     204,318
   #Ve Wong Corp......................................................    430,524     292,293
   *Veutron Corp......................................................     23,143       1,051
  #*Via Technologies, Inc.............................................  2,177,097     667,477
   *Viking Tech Corp..................................................     49,000      43,262
   *Visual Photonics Epitacy Co., Ltd.................................    611,966     895,995
   *Waffer Technology Co., Ltd........................................     84,500      32,853
   *Wah Hong Industrial Corp..........................................     29,000      41,391
    Wah Lee Industrial Corp...........................................    709,000     894,435
    Walsin Lihwa Corp................................................. 13,319,307   3,972,598
    Walsin Technology Corp., Ltd......................................  2,206,551     489,906
   #Walton Advanced Engineering, Inc..................................  1,153,662     345,100
   *Walton Chaintech Corp.............................................    126,000     164,156
    Wan Hai Lines Co., Ltd............................................  3,245,026   1,591,612
   #Wan Hwa Enterprise Co., Ltd.......................................    409,862     182,433
    Waterland Financial Holdings Co., Ltd.............................  5,574,678   1,876,118
   *Ways Technical Corp., Ltd.........................................    206,000     422,359
   *WEI Chih Steel Industrial Co., Ltd................................    383,000      62,665
   #Wei Chuan Foods Corp..............................................  1,063,000   1,094,126
   *Wei Mon Industry Co., Ltd.........................................    555,000     296,230

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
   #Weikeng Industrial Co., Ltd.......................................    809,450 $    580,572
    Well Shin Technology Co., Ltd.....................................    209,443      259,479
    Wellypower Optronics Corp.........................................    480,000      193,655
    Weltrend Semiconductor, Inc.......................................    949,275      372,687
   *Win Semiconductors Corp...........................................    530,000      620,829
  #*Winbond Electronics Corp.......................................... 11,593,000    1,620,381
   #Wintek Corp.......................................................  6,963,754    3,016,304
   *Wisdom Marine Lines Co., Ltd......................................    118,000      170,707
   #Wistron Corp......................................................  5,643,663    6,027,691
   #Wistron NeWeb Corp................................................    585,843    1,152,473
    WPG Holdings, Ltd.................................................  4,091,041    4,296,218
   #WT Microelectronics Co., Ltd......................................    935,783    1,194,055
   *WUS Printed Circuit Co., Ltd......................................  1,290,000      557,078
   *XAC Automation Corp...............................................     54,000       49,734
   #Yageo Corp........................................................  8,340,000    2,234,264
    Yang Ming Marine Transport Corp...................................  5,425,157    2,203,070
    YC INOX Co., Ltd..................................................  1,144,691      585,756
   #Yem Chio Co., Ltd.................................................    904,526      830,677
   #Yi Jinn Industrial Co., Ltd.......................................    811,020      162,844
    Yieh Phui Enterprise Co., Ltd.....................................  3,944,891    1,188,902
  #*Young Fast Optoelectronics Co., Ltd...............................    506,137    1,060,649
  #*Young Optics, Inc.................................................    159,214      505,190
  #*Youngtek Electronics Corp.........................................    177,000      436,950
   *Yuanta Financial Holding Co., Ltd................................. 22,713,563   10,496,863
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................  4,713,997    1,874,572
   #Yulon Motor Co., Ltd..............................................  2,471,715    4,292,509
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................    288,350      496,861
   *Yung Tay Engineering Co., Ltd.....................................    947,000    1,539,638
   *YungShin Global Holding Corp......................................    587,000      759,253
   *Zeng Hsing Industrial Co., Ltd....................................     25,000       80,064
    Zenitron Corp.....................................................    764,000      480,988
   #Zig Sheng Industrial Co., Ltd.....................................  1,565,463      492,634
   #Zinwell Corp......................................................  1,139,979    1,091,260
   #Zippy Technology Corp.............................................    396,028      276,124
                                                                                  ------------
TOTAL TAIWAN..........................................................             958,930,948
                                                                                  ------------
THAILAND -- (2.7%)
    A.J. Plast PCL (Foreign)..........................................    793,300      287,373
    Advance Info Service PCL (Foreign)................................  1,082,809    6,881,532
    Airports of Thailand PCL (Foreign)................................  1,216,600    2,648,144
    Amata Corp. PCL (Foreign).........................................  1,364,200      745,607
    Asia Plus Securities PCL (Foreign)................................  2,082,500      150,877
    Asia Plus Securities PCL (Foreign) NVDR...........................  1,260,100       91,294
    Asian Property Development PCL (Foreign)..........................  4,498,360    1,057,765
    Bangchak Petroleum PCL (Foreign)..................................  2,687,300    1,895,712
    Bangkok Aviation Fuel Services PCL (Foreign)......................    737,454      316,353
    Bangkok Bank PCL (Foreign)........................................  1,321,500    8,734,414
    Bangkok Bank PCL (Foreign) NVDR...................................    194,200    1,209,507
    Bangkok Chain Hospital PCL (Foreign)..............................  2,554,840      746,887
    Bangkok Dusit Medical Services PCL (Foreign)......................  1,283,900    4,049,160
    Bangkok Expressway PCL (Foreign)..................................  1,595,700    1,445,105
    Bangkok Insurance PCL (Foreign)...................................      8,600       68,046
    Bangkok Life Assurance PCL (Foreign) NVDR.........................  1,272,400    1,869,987
   *Bangkok Metro PCL (Foreign).......................................  2,141,900       42,198
   *Bangkokland PCL (Foreign)......................................... 37,335,300      996,557
    Bank of Ayudhya PCL (Foreign).....................................  1,302,900    1,376,594
    Bank of Ayudhya PCL (Foreign) NVDR................................  6,233,400    6,401,256
    Banpu PCL (Foreign)...............................................    289,024    3,673,645
    BEC World PCL (Foreign)...........................................  1,235,400    2,208,174
    Big C Supercenter PCL (Foreign)...................................    304,900    1,763,324
    Big C Supercenter PCL (Foreign) NVDR..............................    183,500    1,046,656

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL (Foreign).................................    626,400 $1,512,755
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................  5,272,300    408,783
    Central Pattana PCL (Foreign).....................................  1,706,200  2,656,619
    Central Plaza Hotel PCL (Foreign).................................  2,406,000  1,169,743
    CH Karnchang PCL (Foreign)........................................  2,606,900    588,147
    Charoen Pokphand Foods PCL (Foreign)..............................  5,468,200  5,777,491
    Charoong Thai Wire & Cable PCL (Foreign)..........................    343,000     87,194
    CP ALL PCL (Foreign)..............................................  3,396,400  3,669,450
   *CS Loxinfo PCL (Foreign)..........................................     91,900     23,800
    Delta Electronics Thailand PCL (Foreign)..........................  1,445,000  1,092,819
    Dhipaya Insurance PCL (Foreign)...................................     22,400     15,659
    Diamond Building Products PCL (Foreign)...........................    868,900    180,848
    Dynasty Ceramic PCL (Foreign).....................................    343,200    564,366
    Eastern Water Resources Development & Management PCL (Foreign)....  1,632,600    516,186
    Electricity Generating PCL (Foreign)..............................    464,400  1,615,882
    Electricity Generating PCL (Foreign) NVDR.........................    161,000    560,200
    Erawan Group PCL (Foreign)........................................  1,338,200    112,261
    Esso (Thailand) PCL (Foreign).....................................  5,588,000  1,828,929
   *G J Steel PCL (Foreign)........................................... 38,223,900    170,046
   *G Steel PCL (Foreign)............................................. 22,734,200    296,188
    GFPT PCL(Foreign).................................................  1,926,222    511,088
    Glow Energy PCL (Foreign).........................................  1,239,700  2,393,129
    GMM Grammy PCL (Foreign)..........................................    557,400    416,234
   *Golden Land Property PCL (Foreign) NVDR...........................     94,200     19,157
    Hana Microelectronics PCL (Foreign)...............................  1,237,457    786,436
    Hermraj Land & Development PCL (Foreign)..........................  9,644,800    913,298
    Home Product Center PCL (Foreign).................................  3,781,470  1,381,853
    ICC International PCL (Foreign)...................................     51,000     64,418
    IRPC PCL (Foreign)................................................ 26,365,290  3,032,804
   *Italian-Thai Development PCL (Foreign) NVDR.......................  6,674,400    678,681
   *ITV PCL (Foreign).................................................    183,700      6,129
    Jasmine International PCL (Foreign)...............................  9,740,800  1,015,247
    Kang Yong Electric PCL (Foreign)..................................        500      3,877
    Kasikornbank PCL (Foreign)........................................  1,478,800  8,317,369
    Kasikornbank PCL (Foreign) NVDR...................................    814,800  4,530,982
    KGI Securities (Thailand) PCL (Foreign)...........................  3,347,300    216,984
    Khon Kaen Sugar Industry PCL (Foreign)............................  2,318,600    884,118
    Kiatnakin Bank PCL (Foreign)......................................  1,300,400  1,694,198
    Krung Thai Bank PCL (Foreign)..................................... 11,639,100  6,065,499
   *Krungthai Card PCL (Foreign)......................................    115,200     71,016
    Lam Soon Thailand PCL (Foreign)...................................    354,600     47,550
    Land & Houses PCL (Foreign).......................................  3,326,700    824,540
    Land & Houses PCL (Foreign) NVDR..................................  7,324,300  1,815,365
    Lanna Resources PCL (Foreign).....................................    541,000    414,303
    Loxley PCL (Foreign)..............................................  3,634,700    413,480
    LPN Development PCL (Foreign).....................................  1,590,700    879,510
    Major Cineplex Group PCL (Foreign)................................  1,700,400  1,021,213
    MBK PCL (Foreign).................................................    187,300    556,484
    MCOT PCL (Foreign)................................................    962,000    878,853
    MCS Steel PCL (Foreign)...........................................    735,500    156,589
   *Minor International PCL (Foreign).................................  3,827,261  1,909,374
    Modernform Group PCL (Foreign)....................................     14,500      2,949
    Muramoto Electronic (Thailand) PCL (Foreign)......................      7,400     43,031
    Padaeng Industry PCL (Foreign) NVDR...............................    192,800     77,194
    Phatra Capital PCL (Foreign)......................................    129,400    145,971
    Polyplex PCL (Foreign)............................................  1,223,800    571,651
    Precious Shipping PCL (Foreign)...................................  1,408,700    653,544
    President Bakery PCL (Foreign)....................................      1,800      3,289
    Preuksa Real Estate PCL (Foreign).................................  3,286,800  1,848,629
    Property Perfect PCL (Foreign)....................................  9,684,500    338,511
    PTT Exploration & Production PCL (Foreign)........................  1,901,102  9,182,317

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
THAILAND -- (Continued)
    PTT Global Chemical PCL (Foreign).................................  4,797,311 $ 9,032,116
    PTT PCL (Foreign).................................................  1,808,380  18,733,139
    Quality Houses PCL (Foreign)...................................... 14,954,875     850,627
   *Raimon Land PCL (Foreign).........................................  3,351,800     164,022
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........  1,240,500   1,882,233
   *Regional Container Lines PCL (Foreign)............................  1,272,000     262,726
   *Robinson Department Store PCL (Foreign)...........................    921,300   1,793,124
    Rojana Industrial Park PCL (Foreign)..............................  1,627,400     444,730
    Saha-Union PCL (Foreign)..........................................    405,700     438,316
   *Sahaviriya Steel Industries PCL (Foreign)......................... 31,609,380     632,790
    Samart Corp. PCL (Foreign)........................................  1,525,500     443,544
    Samart I-Mobile PCL (Foreign).....................................  2,235,000     147,722
    Samart Telcoms PCL (Foreign)......................................  1,014,500     419,082
    Sansiri PCL (Foreign)............................................. 11,840,064     902,960
    SC Asset Corp. PCL (Foreign)......................................  1,083,700     519,983
    Siam Cement PCL (Foreign) (The)...................................    129,300   1,433,928
    Siam Cement PCL (Foreign) (The) NVDR..............................    388,500   4,049,190
    Siam City Cement PCL (Foreign)....................................    177,900   1,927,674
    Siam City Cement PCL (Foreign) NVDR...............................     19,700     213,464
    Siam Commercial Bank PCL (Foreign)................................  2,252,869  11,525,641
    Siam Future Development PCL (Foreign).............................  2,571,675     641,489
    Siam Makro PCL (Foreign)..........................................    154,700   1,622,212
    Siamgas & Petrochemicals PCL (Foreign)............................  1,480,500     682,150
    Sino-Thai Engineering & Construction PCL (Foreign)................  1,665,900     804,629
    SNC Former PCL (Foreign)..........................................    362,800     311,268
    Somboon Advance Technology PCL (Foreign)..........................    872,600     831,840
    Sri Ayudhya Capital PCL (Foreign).................................    193,100     126,402
    Sri Trang Agro Industry PCL (Foreign).............................  1,991,700     917,688
    STP & I PCL (Foreign).............................................    494,128     435,718
    Supalai PCL (Foreign).............................................  2,202,600   1,259,828
   *SVI PCL (Foreign).................................................  3,005,400     338,072
   *Tata Steel (Thailand) PCL (Foreign)...............................  6,231,200     156,424
   *Thai Airways International PCL (Foreign)..........................  3,369,737   2,130,847
    Thai Carbon Black PCL (Foreign)...................................    134,700     116,637
    Thai Central Chemical PCL (Foreign)...............................     63,600      33,548
    Thai Oil PCL (Foreign)............................................  2,648,500   4,965,411
    Thai Rayon PCL (Foreign)..........................................      9,300      16,771
    Thai Reinsurance PCL (Foreign)....................................  1,452,466     142,154
   *Thai Reinsurance PCL (Foreign) NVDR...............................  2,223,733     217,639
    Thai Stanley Electric PCL (Foreign)...............................    106,600     701,182
    Thai Stanley Electric PCL (Foreign) NVDR..........................      5,600      36,835
    Thai Tap Water Supply PCL (Foreign)...............................  4,692,700   1,096,007
    Thai Union Frozen Products PCL (Foreign)..........................  1,119,890   2,615,568
    Thai Vegetable Oil PCL (Foreign)..................................  1,302,325   1,044,922
   *Thaicom PCL (Foreign).............................................  2,678,700   1,276,787
    Thai-German Ceramic Industry PCL (Foreign)........................  1,198,500     166,046
    Thanachart Capital PCL (Foreign)..................................  2,673,600   2,739,867
    Thoresen Thai Agencies PCL (Foreign)..............................  1,184,620     572,171
    Ticon Industrial Connection PCL (Foreign).........................  1,278,300     544,303
    Tipco Asphalt PCL (Foreign).......................................    245,500     306,192
    Tisco Financial Group PCL (Foreign)...............................  1,117,600   1,438,284
    Tisco Financial Group PCL (Foreign) NVDR..........................    258,900     331,132
    TMB Bank PCL (Foreign)............................................ 55,641,013   2,722,820
   *Total Access Communication PCL (Foreign)..........................    200,000     522,720
    Total Access Communication PCL (Foreign) NVDR.....................  1,788,800   4,675,208
    TPI Polene PCL (Foreign)..........................................  3,547,261   1,352,626
   *True Corp. PCL (Foreign).......................................... 18,601,515   2,364,349
    Univanich Palm Oil PCL (Foreign)..................................     16,100      50,520
    Vanachai Group PCL (Foreign)......................................  1,627,100     211,983
    Vibhavadi Medical Center PCL (Foreign)............................    568,200     126,387
    Vinythai PCL (Foreign)............................................  1,801,400   1,041,801

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CONTINUED

                                                                                      SHARES      VALUE++
                                                                                      ------      -------
THAILAND -- (Continued)
    Workpoint Entertainment PCL (Foreign).........................................   450,600 $    447,450
                                                                                             ------------
TOTAL THAILAND....................................................................            225,293,295
                                                                                             ------------
TURKEY -- (1.9%)
    Adana Cimento Sanayii T.A.S. Series A.........................................   255,459      484,973
    Adana Cimento Sanayii T.A.S. Series C.........................................         1           --
   *Afyon Cimento Sanayi T.A.S....................................................     1,032       46,620
    Akbank T.A.S.................................................................. 3,261,007   12,244,421
    Akcansa Cimento A.S...........................................................   166,515      712,810
   *Akenerji Elektrik Uretim A.S..................................................   449,869      529,272
   *Akfen Holding A.S.............................................................   123,370      638,830
    Aksa Akrilik Kimya Sanayii A.S................................................   504,485    1,202,548
    Aksigorta A.S.................................................................   546,837      565,201
    Alarko Holding A.S............................................................   390,300      854,313
   *Albaraka Turk Katilim Bankasi A.S............................................. 1,154,029      750,585
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...........................    81,444    1,357,281
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S......................................   970,477      538,979
   *Anadolu Cam Sanayii A.S.......................................................   471,944      624,433
    Anadolu Efes Biracilik ve Malt Sanayi A.S.....................................   276,746    3,754,173
    Anadolu Hayat Sigorta A.S.....................................................   200,998      548,008
    Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S..................................         1            6
    Arcelik A.S...................................................................   652,252    3,226,063
    Aselsan Elektronik Sanayi Ve Ticaret A.S......................................   114,513      792,635
   *Asya Katilim Bankasi A.S...................................................... 2,051,431    2,202,341
    Ayen Enerji A.S...............................................................         1            1
    Aygaz A.S.....................................................................   271,764    1,208,680
    Bagfas Bandirma Gubre Fabrikalari A.S.........................................     7,921      789,801
   *Banvit Bandirma Vitaminli Yem Sanayii A.S.....................................   101,816      244,914
    Baticim Bati Anabolu Cimento Sanayii A.S......................................   161,254      574,029
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.............................    29,433       75,158
    BIM BirlesikMagazalar A.S.....................................................   104,284    4,522,633
    Bizim Toptan Satis Magazalari A.S.............................................    41,610      613,513
    Bolu Cimento Sanayii A.S......................................................   299,793      215,086
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.................................    38,017      595,183
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S...................................       584       51,479
   *Boyner Buyuk Magazacilik A.S..................................................   113,674      232,761
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...............................   142,106      428,908
    Bursa Cimento Fabrikasi A.S...................................................   110,762      296,323
   *Celebi Hava Servisi A.S.......................................................    21,857      202,983
    Cimsa Cimento Sanayi ve Ticaret A.S...........................................   194,680      868,875
    Coca-Cola Icecek A.S..........................................................    84,162    1,304,936
   *Deva Holding A.S..............................................................   340,450      408,841
   *Dogan Gazetecilik A.S.........................................................    63,205       56,362
   *Dogan Sirketler Grubu Holding A.S............................................. 3,871,493    1,742,184
   *Dogan Yayin Holding A.S....................................................... 2,275,358      872,168
    Dogus Otomotiv Servis ve Ticaret A.S..........................................   509,299    1,697,338
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S....................................   114,305       75,576
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S...............................    83,366      208,653
    Eczacibasi Yatirim Holding Ortakligi A.S......................................   180,000      667,331
    EGE Seramik Sanayi ve Ticaret A.S.............................................   251,105      239,383
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..... 1,367,603    1,413,664
    Enka Insaat ve Sanayi A.S.....................................................   748,614    2,161,942
    Eregli Demir ve Celik Fabrikalari T.A.S....................................... 2,632,666    2,879,781
   *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S............................    17,229      511,082
    Ford Otomotiv Sanayi A.S......................................................   138,652    1,331,803
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B03MSV9).................     1,787       53,264
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B774VS8).................     7,148      206,095
    Gentas Genel Metal Sanayi ve Ticaret A.S......................................   322,004      248,328
   *Global Yatirim Holding A.S.................................................... 1,029,326      701,643
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...............................    61,429       19,103
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...........................    18,499      551,523

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CONTINUED

                                                                               SHARES    VALUE++
                                                                               ------    -------
TURKEY -- (Continued)
    Goodyear Lastikleri T.A.S..............................................    19,803 $  569,206
   *GSD Holding A.S........................................................   959,452    394,196
   *Gubre Fabrikalari Ticaret A.S..........................................    61,471    510,404
   *Gunes Sigorta A.S......................................................   196,147    241,581
    Haci Omer Sabanci Holding A.S..........................................        --          2
   *Hurriyet Gazetecilik ve Matbaacilik A.S................................   626,364    302,716
   *Ihlas EV Aletleri A.S..................................................   383,614    151,269
   *Ihlas Holding A.S...................................................... 3,115,926  1,866,895
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............................   452,361  1,043,790
   *Is Finansal Kiralama A.S...............................................   655,578    327,349
    Is Yatirim Menkul Degerler A.S.........................................   162,444    155,681
   *Isiklar Yatirim Holding A.S............................................   267,745    100,969
    Ittifak Holding A.S....................................................    19,789     57,576
   *Izmir Demir Celik Sanayi A.S...........................................   370,825    863,465
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A............   794,400    645,034
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B............   388,861    475,243
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D............ 2,483,155  1,530,737
   *Karsan Otomotiv Sanayii Ve Ticaret A.S.................................   404,416    274,088
    Kartonsan Karton Sanayi ve Ticaret A.S.................................     3,101    399,037
   *Kerevitas Gida Sanayii ve Ticaret A.S..................................     6,569    186,384
    KOC Holding A.S. Series B.............................................. 1,165,166  4,520,539
    Konya Cimento Sanayii A.S..............................................     2,929    483,537
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.....   330,024    653,330
    Koza Altin Isletmeleri A.S.............................................    39,448    779,485
   *Koza Anadolu Metal Madencilik Isletmeleri A.S..........................   729,033  1,713,643
    Mardin Cimento Sanayii ve Ticaret A.S..................................   136,943    416,843
   *Marshall Boya ve Vernik A.S............................................     9,034    252,041
   *Marti Otel Isletmeleri A.S.............................................   136,993     55,471
   *Menderes Tekstil Sanayi ve Ticaret A.S.................................   546,669    218,237
   *Metro Ticari ve Mali Yatirimlar Holding A.S............................   674,137    213,617
   *Migros Ticaret A.S.....................................................    83,274    886,575
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........................   192,675    115,742
   *Net Holding A.S........................................................   863,278    744,553
   *Net Turizm Ticaret ve Sanayi A.S.......................................   745,675    269,180
    Netas Telekomunikasyon A.S.............................................    12,477    986,155
    Nuh Cimento Sanayi A.S.................................................   157,547    836,280
    Otokar Otomotive Ve Savunma Sanayi A.S.................................    22,144    421,531
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..................   381,183  1,179,689
    Petkim Petrokimya Holding A.S.......................................... 1,792,992  2,004,543
    Pinar Entegre Et ve Un Sanayi A.S......................................    66,909    200,033
    Pinar SUT Mamulleri Sanayii A.S........................................    80,307    731,577
   *Polyester Sanayi A.S...................................................   535,766    351,458
   *Reysas Tasimacilik ve Lojistik Ticaret A.S.............................   150,867     72,071
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....................   202,914    240,959
   *Sekerbank T.A.S........................................................ 1,638,191  1,127,610
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...............................   680,086    722,258
   *Soda Sanayii A.S.......................................................   194,648    339,397
    Soktas Tekstil Sanayi ve Ticaret A.S...................................    44,605    108,964
   *TAT Konserve Sanayii A.S...............................................   234,888    283,593
    TAV Havalimanlari Holding A.S..........................................   359,460  1,962,903
    Tekfen Holding A.S.....................................................   626,870  2,401,184
   *Tekstil Bankasi A.S....................................................   581,404    235,415
    Tofas Turk Otomobil Fabrikasi A.S......................................   295,576  1,360,698
   *Trabzonspor Sportif Yatirim ve T.A.S...................................    10,390     67,151
   *Trakya Cam Sanayii A.S................................................. 1,282,726  1,502,425
    Tupras Turkiye Petrol Rafinerileri A.S.................................   234,734  5,155,939
    Turcas Petrol A.S......................................................   287,160    422,857
   *Turk Hava Yollari A.S.................................................. 1,862,940  3,552,335
    Turk Telekomunikasyon A.S..............................................   554,835  2,138,980
    Turk Traktor ve Ziraat Makineleri A.S..................................    35,035    665,830
   *Turkcell Iletisim Hizmetleri A.S.......................................   675,301  3,759,594

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CONTINUED

                                                                                    SHARES        VALUE++
                                                                                    ------        -------
TURKEY -- (Continued)
   *Turkcell Iletisim Hizmetleri A.S. ADR.......................................   274,262 $    3,787,558
    Turkiye Garanti Bankasi A.S................................................. 4,218,550     16,398,390
    Turkiye Halk Bankasi A.S....................................................   508,455      4,348,797
    Turkiye Is Bankasi A.S...................................................... 2,906,991      8,488,713
    Turkiye Sinai Kalkinma Bankasi A.S.......................................... 2,287,480      2,543,893
    Turkiye Sise ve Cam Fabrikalari A.S......................................... 1,509,727      2,097,788
    Turkiye Vakiflar Bankasi T.A.O.............................................. 2,280,711      4,762,000
    Ulker Biskuvi Sanayi A.S....................................................   348,894      1,454,831
   *Uzel Makina Sanayii A.S.....................................................    63,028             --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S.....................................   236,268        322,678
   *Vestel Elektronik Sanayi ve Ticaret A.S.....................................   403,021        436,787
    Yapi Kredi Sigorta A.S......................................................    44,316        505,089
   *Yapi ve Kredi Bankasi A.S................................................... 1,601,400      3,299,020
   *Zorlu Enerji Elektrik Uretim A.S............................................   654,743        426,023
                                                                                           --------------
TOTAL TURKEY....................................................................              162,466,230
                                                                                           --------------
TOTAL COMMON STOCKS.............................................................            7,167,291,914
                                                                                           --------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
    AES Tiete SA................................................................   249,006      3,523,899
    Alpargatas SA...............................................................   462,000      2,718,973
    Banco ABC Brasil SA.........................................................   379,063      1,946,000
   #Banco Bradesco SA Sponsored ADR............................................. 4,616,017     70,809,701
    Banco Daycoval SA...........................................................    83,594        389,986
    Banco do Estado do Rio Grande do Sul SA Series B............................   565,298      4,482,770
    Banco Industrial e Comercial SA.............................................   262,655        738,285
    Banco Panamericano SA.......................................................   368,600        726,695
    Banco Pine SA...............................................................    78,200        499,910
    Banco Sofisa SA.............................................................    85,800        126,866
   *Battistella Adm Participacoes SA............................................    22,700         11,631
   *Bombril SA..................................................................     8,400         27,136
    Braskem SA Preferred Series A...............................................    58,000        352,381
   #Braskem SA Sponsored ADR....................................................   242,146      2,942,074
    Centrais Eletricas Brasileiras SA Preferred Series B........................   200,700      1,950,978
    Centrais Eletricas de Santa Catarina SA.....................................    60,363      1,131,143
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR...   196,188      8,022,127
    Cia de Bebidas das Americas SA..............................................   116,378      4,483,722
   #Cia de Bebidas das Americas SA ADR..........................................   698,422     26,924,168
    Cia de Gas de Sao Paulo SA Preferred Series A...............................   106,895      2,271,753
    Cia de Saneamento do Parana SA..............................................    92,400        351,708
   *Cia de Tecidos Norte de Minas - Coteminas SA................................    85,900        116,534
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.................   102,300      2,889,481
    Cia Energetica de Minas Gerais SA...........................................     5,734        109,292
    Cia Energetica de Minas Gerais SA Sponsored ADR.............................   723,606     13,755,750
    Cia Energetica de Sao Paulo SA Preferred Series B...........................   443,414      8,068,958
    Cia Energetica do Ceara SA Preferred Series A...............................    99,727      1,869,273
    Cia Ferro Ligas da Bahia - Ferbasa..........................................   182,182      1,030,397
   #Cia Paranaense de Energia SA Sponsored ADR Series A.........................   187,618      3,801,141
    Cia Paranaense de Energia Series B..........................................    62,380      1,265,439
    Contax Participacoes SA.....................................................   136,550      1,396,019
   #Contax Participacoes SA ADR.................................................    46,700         93,541
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA......................   679,786      6,458,830
   *Empressa Metropolitanade Aguas e Energia SA.................................     6,100         26,612
    Eucatex SA Industria e Comercio SA..........................................    53,459        169,570
    Forjas Taurus SA............................................................   209,923        270,445
    Fras-Le Middle East SA Preferred Series A...................................     4,800          8,995
    Gerdau SA...................................................................    90,683        823,104
   #Gerdau SA Sponsored ADR..................................................... 2,525,791     22,984,698
   *Gol Linhas Aereas Inteligentes SA...........................................    78,200        367,874
   *Inepar SA Industria e Construcoes...........................................   160,450        167,560
   #Itau Unibanco Holding SA ADR................................................ 4,273,839     67,569,395

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      SHARES      VALUE++
                                                                                      ------      -------
BRAZIL -- (Continued)
    Klabin SA..................................................................... 1,860,233 $  8,206,376
   *Kroton Educacional SA.........................................................     3,192        3,178
    Lojas Americanas SA...........................................................   730,428    5,161,330
    Marcopolo SA..................................................................   784,859    3,868,376
    Oi SA.........................................................................    75,480      374,968
    Parana Banco SA...............................................................    42,300      264,220
    Petroleo Brasileiro SA........................................................   626,100    5,957,910
   #Petroleo Brasileiro SA ADR.................................................... 3,494,035   66,491,486
    Randon Participacoes SA.......................................................   574,868    2,538,823
    Saraiva SA Livreiros Editores.................................................    79,164      771,474
    Suzano Papel e Celulose SA....................................................   911,192    1,791,969
   *TAM SA........................................................................   104,100    2,678,700
    Telefonica Brasil SA..........................................................   168,198    3,927,520
   #Telefonica Brasil SA ADR......................................................   281,976    6,584,140
    Ultrapar Participacoes SA Sponsored ADR.......................................    70,925    1,660,354
   *Unipar Participacoes SA Preferred Series B.................................... 1,259,809      153,695
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A..................... 1,649,058    5,938,926
    Vale SA.......................................................................   796,228   14,162,849
   #Vale SA Sponsored ADR......................................................... 3,021,868   53,577,720
    Whirlpool SA..................................................................    51,687       83,236
                                                                                             ------------
TOTAL BRAZIL......................................................................            451,872,064
                                                                                             ------------
CHILE -- (0.1%)
    Embotelladora Andina SA.......................................................   139,598      650,638
   *Embotelladora Andina SA Preferred Series B....................................   191,605    1,111,329
    Sociedad Quimica y Minera de Chile SA Series B................................    11,313      678,007
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...........................    87,991    5,273,301
                                                                                             ------------
TOTAL CHILE.......................................................................              7,713,275
                                                                                             ------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd..........................................................    80,280        4,811
   *Trent, Ltd....................................................................     2,180       39,630
                                                                                             ------------
TOTAL INDIA.......................................................................                 44,441
                                                                                             ------------
MALAYSIA -- (0.0%)
   *TA Global Berhad.............................................................. 1,009,698       82,137
                                                                                             ------------
TOTAL PREFERRED STOCKS............................................................            459,711,917
                                                                                             ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12...       752          110
   *Joao Fortes Engenharia SA Rights 06/22/12.....................................     3,675       13,038
   *PDG Realty SA Empreendimentos e Participacoes Rights 08/15/12.................   619,635       12,095
   *Springs Global Participacoes SA Rights 06/15/12...............................    50,685           --
                                                                                             ------------
TOTAL BRAZIL......................................................................                 25,243
                                                                                             ------------
CHILE -- (0.0%)
   *Cencosud SA Rights 07/21/12...................................................   188,907       74,569
                                                                                             ------------
CHINA -- (0.0%)
   *China Seven Star Shopping, Ltd. Rights 08/02/12...............................   448,000          809
   *United Gene High-Tech Group, Ltd. Rights 08/01/12............................. 3,480,000        2,244
                                                                                             ------------
TOTAL CHINA.......................................................................                  3,053
                                                                                             ------------
MALAYSIA -- (0.0%)
   *Hartalega Holdings Berhad Warrants 05/29/15...................................    37,560       14,402
   *Malayan Flour Mills Berhad Warrants 05/09/17..................................    56,000        6,979
   *Notion VTEC Berhad Warrants 05/02/17..........................................    63,708        8,143
                                                                                             ------------
TOTAL MALAYSIA....................................................................                 29,524
                                                                                             ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                              SHARES        VALUE++
                                                                              ------        -------
SOUTH KOREA -- (0.0%)
   *Dongbu Corp. Rights 08/23/12........................................      14,565 $           --
                                                                                     --------------
THAILAND -- (0.0%)
   *G Steel PCL (Foreign) Rights 10/12/12...............................   7,578,067             --
   *Property Perfect PCL (Foreign) Warrants 07/18/15....................     691,751          2,198
   *Raimon Land PCL (Foreign) Warrants 05/15/15.........................     837,950         13,313
                                                                                     --------------
TOTAL THAILAND..........................................................                     15,511
                                                                                     --------------
TOTAL RIGHTS/WARRANTS...................................................                    147,900
                                                                                     --------------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                              (000)          VALUE+
                                                                             -------        -------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@ DFA Short Term Investment Fund..................................... 743,000,000    743,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,467,500) to be repurchased at $1,438,733....      $1,439      1,438,725
                                                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL.....................................                744,438,725
                                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,171,065,350)^^...............................................             $8,371,590,456
                                                                                     ==============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
  Brazil.................. $  593,286,998 $      597,115   --    $  593,884,113
  Chile...................    141,570,809             --   --       141,570,809
  China...................    199,780,608    917,208,029   --     1,116,988,637
  Colombia................     28,949,072             --   --        28,949,072
  Czech Republic..........             --     25,779,048   --        25,779,048
  Egypt...................             --      7,858,658   --         7,858,658
  Hong Kong...............             --         26,388   --            26,388
  Hungary.................        332,733     23,442,940   --        23,775,673
  India...................     46,738,446    525,417,298   --       572,155,744
  Indonesia...............      9,610,464    259,367,282   --       268,977,746
  Israel..................             --        153,279   --           153,279
  Malaysia................             --    321,384,949   --       321,384,949
  Mexico..................    405,602,809             --   --       405,602,809
  Peru....................     17,585,860             --   --        17,585,860
  Philippines.............      2,500,990    118,131,348   --       120,632,338
  Poland..................             --    110,407,193   --       110,407,193
  Russia..................      9,169,075    258,129,770   --       267,298,845
  South Africa............     90,865,687    556,439,654   --       647,305,341
  South Korea.............     72,576,299  1,077,688,640   --     1,150,264,939
  Taiwan..................     20,361,658    938,569,290   --       958,930,948
  Thailand................    218,885,910      6,407,385   --       225,293,295
  Turkey..................      3,787,558    158,678,672   --       162,466,230
Preferred Stocks
  Brazil..................    451,778,523         93,541   --       451,872,064
  Chile...................      7,713,275             --   --         7,713,275
  India...................             --         44,441   --            44,441
  Malaysia................             --         82,137   --            82,137
Rights/Warrants
  Brazil..................         12,205         13,038   --            25,243
  Chile...................         74,569             --   --            74,569
  China...................             --          3,053   --             3,053
  Malaysia................             --         29,524   --            29,524
  South Korea.............             --             --   --                --
  Thailand................             --         15,511   --            15,511
Securities Lending
  Collateral..............             --    744,438,725   --       744,438,725
                           -------------- --------------   --    --------------
TOTAL..................... $2,321,183,548 $6,050,406,908   --    $8,371,590,456
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)
BONDS -- (86.7%)
AUSTRALIA -- (0.3%)
BHP Billiton Finance USA, Ltd.
(u)   5.500%, 04/01/14.......................................................     960 $ 1,040,152
                                                                                      -----------
AUSTRIA -- (3.4%)
KA Finanz AG
      2.250%, 03/24/14.......................................................     700     885,274
Oesterreichische Kontrollbank AG
      3.625%, 12/10/13.......................................................   2,000   2,568,300
(u)   1.375%, 01/21/14.......................................................   2,000   2,021,820
Republic of Austria
      3.400%, 10/20/14.......................................................   4,000   5,282,132
                                                                                      -----------
TOTAL AUSTRIA................................................................          10,757,526
                                                                                      -----------
CANADA -- (6.6%)
Bank of Nova Scotia
(u)   1.850%, 01/12/15.......................................................   4,000   4,101,444
(u)   3.400%, 01/22/15.......................................................   1,800   1,910,561
Barrick Gold Finance Co.
(u)   4.875%, 11/15/14.......................................................   2,200   2,373,285
Canadian National Railway Co.
(u)   4.400%, 03/15/13.......................................................     900     921,292
Canadian Natural Resources, Ltd.
(u)   5.150%, 02/01/13.......................................................     625     639,053
Encana Corp.
(u)   4.750%, 10/15/13.......................................................   1,415   1,476,050
Husky Energy, Inc.
(u)   5.900%, 06/15/14.......................................................   2,500   2,724,047
Petro-Canada
(u)   4.000%, 07/15/13.......................................................     200     206,189
Royal Bank of Canada
(u)   2.250%, 03/15/13.......................................................   1,400   1,417,772
TransAlta Corp.
(u)   4.750%, 01/15/15.......................................................   2,508   2,629,673
TransCanada PipeLines, Ltd.
(u)   4.000%, 06/15/13.......................................................   1,525   1,572,018
(u)   3.400%, 06/01/15.......................................................   1,000   1,068,479
                                                                                      -----------
TOTAL CANADA.................................................................          21,039,863
                                                                                      -----------
FRANCE -- (7.6%)
Agence Francaise de Developpement
(u)   1.250%, 06/09/14.......................................................   5,500   5,518,920
BNP Paribas SA
(u)   2.125%, 12/21/12.......................................................   1,500   1,508,037

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)
FRANCE -- (Continued)
Caisse D'amortissement de la Dette Sociale
      3.625%, 04/25/15.......................................................   5,000 $ 6,660,162
France Telecom SA
(u)   4.375%, 07/08/14.......................................................   2,400   2,534,609
French Treasury Note BTAN
      2.500%, 01/15/15.......................................................   4,000   5,197,283
Societe Financement de I'Economie Francaise
      3.125%, 06/30/14.......................................................   2,000   2,590,053
Veolia Environnement SA
(u)   5.250%, 06/03/13.......................................................     425     437,957
                                                                                      -----------
TOTAL FRANCE.................................................................          24,447,021
                                                                                      -----------
GERMANY -- (2.8%)
Deutsche Bank AG
(u)   4.875%, 05/20/13.......................................................   1,475   1,520,204
(u)   3.875%, 08/18/14.......................................................     250     262,053
Kreditanstalt fur Wiederaufbau
(u)   1.375%, 07/15/13.......................................................   1,700   1,717,891
(u)   4.125%, 10/15/14.......................................................   4,000   4,326,020
Landwirtschaftliche Rentenbank AG
(u)   1.875%, 09/24/12.......................................................   1,000   1,002,300
                                                                                      -----------
TOTAL GERMANY................................................................           8,828,468
                                                                                      -----------
JAPAN -- (0.3%)
Nomura Holdings, Inc.
(u)   5.000%, 03/04/15.......................................................   1,000   1,046,335
                                                                                      -----------
NETHERLANDS -- (3.1%)
Bank Nederlandse Gemeenten NV
(u)   5.000%, 05/16/14.......................................................   2,000   2,145,000
      2.875%, 01/15/15.......................................................   3,000   3,903,093
Deutsche Telekom International Finance BV
(u)   5.250%, 07/22/13.......................................................     525     547,134
(u)   4.875%, 07/08/14.......................................................   1,900   2,018,967
Diageo Finance BV
(u)   5.500%, 04/01/13.......................................................     300     310,102
Nederlandse Waterschapsbank NV
(u)   5.375%, 09/04/12.......................................................   1,000   1,003,935
                                                                                      -----------
TOTAL NETHERLANDS............................................................           9,928,231
                                                                                      -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)
NORWAY -- (0.9%)
Eksportfinans ASA
(u)   1.875%, 04/02/13.......................................................   2,800 $ 2,760,800
                                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Asian Development Bank
(u)   1.625%, 07/15/13.......................................................   1,200   1,215,703
(u)   4.250%, 10/20/14.......................................................   3,000   3,255,900
Council of Europe Development Bank
(u)   4.000%, 04/15/15.......................................................   4,000   4,337,760
European Financial Stability Facility
(e)   1.625%, 02/04/15.......................................................   5,000   6,319,364
European Investment Bank
(u)   1.125%, 08/15/14.......................................................   1,000   1,011,222
(e)   4.250%, 10/15/14.......................................................   4,000   5,358,644
Inter-American Development Bank
(u)   1.000%, 01/07/15.......................................................   1,000   1,006,937
                                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                           22,505,530
                                                                                      -----------
SWEDEN -- (3.9%)
Svensk Exportkredit AB
(e)   3.625%, 05/27/14.......................................................   1,212   1,563,861
(u)   3.250%, 09/16/14.......................................................   4,200   4,413,360
Svenska Handelsbanken AB
(e)   4.875%, 03/25/14.......................................................   5,000   6,570,773
                                                                                      -----------
TOTAL SWEDEN.................................................................          12,547,994
                                                                                      -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG
(u)   5.000%, 05/15/13.......................................................   1,275   1,315,058
(u)   5.500%, 05/01/14.......................................................     250     266,705
UBS AG
(u)   2.250%, 08/12/13.......................................................   1,485   1,502,445
                                                                                      -----------
TOTAL SWITZERLAND............................................................           3,084,208
                                                                                      -----------
UNITED KINGDOM -- (4.2%)
Barclays Bank P.L.C.
(u)   5.450%, 09/12/12.......................................................   1,000   1,005,038
(u)   5.200%, 07/10/14.......................................................   1,500   1,586,605
BP Capital Markets P.L.C.
(u)   5.250%, 11/07/13.......................................................   2,200   2,332,948

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)
UNITED KINGDOM -- (Continued)
British Telecommunications P.L.C.
(u)   2.000%, 06/22/15.......................................................   2,300 $ 2,350,053
Diageo Capital P.L.C.
(u)   5.200%, 01/30/13.......................................................   1,175   1,202,541
Network Rail Infrastructure Finance P.L.C.
(u)   1.500%, 01/13/14.......................................................   3,000   3,048,330
Vodafone Group P.L.C.
(u)   4.150%, 06/10/14.......................................................   1,825   1,940,024
                                                                                      -----------
TOTAL UNITED KINGDOM.........................................................          13,465,539
                                                                                      -----------
UNITED STATES -- (45.6%)
ACE INA Holdings, Inc.
      5.875%, 06/15/14.......................................................  $1,250   1,361,691
Agilent Technologies, Inc.
      2.500%, 07/15/13.......................................................   1,000   1,014,402
Air Products & Chemicals, Inc.
      4.150%, 02/01/13.......................................................     500     509,471
Allstate Corp. (The)
      5.000%, 08/15/14.......................................................   2,130   2,314,181
American Express Credit Corp.
      5.875%, 05/02/13.......................................................     650     675,226
      5.125%, 08/25/14.......................................................   1,700   1,851,129
Analog Devices, Inc.
      5.000%, 07/01/14.......................................................   1,500   1,621,656
Anheuser-Busch InBev Worldwide, Inc.
      2.500%, 03/26/13.......................................................     350     354,702
      5.375%, 11/15/14.......................................................   1,500   1,661,484
Archer-Daniels-Midland Co.
      7.125%, 03/01/13.......................................................     325     337,553
Arrow Electronics, Inc.
      6.875%, 07/01/13.......................................................     350     368,193
Assurant, Inc.
      5.625%, 02/15/14.......................................................   2,000   2,093,766
AutoZone, Inc.
      4.375%, 06/01/13.......................................................     100     102,944
Avery Dennison Corp.
      4.875%, 01/15/13.......................................................     200     203,916
Baltimore Gas & Electric Co.
      6.125%, 07/01/13.......................................................     500     524,480
Baxter International, Inc.
      1.800%, 03/15/13.......................................................   1,490   1,502,658
BB&T Corp.
      3.375%, 09/25/13.......................................................     550     566,424

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
UNITED STATES -- (Continued)
Berkshire Hathaway Finance Corp.
      4.850%, 01/15/15.......................................................  $5,000  $5,513,455
BlackRock, Inc.
      2.250%, 12/10/12.......................................................   1,400   1,407,913
      3.500%, 12/10/14.......................................................     600     639,582
Boeing Capital Corp.
      5.800%, 01/15/13.......................................................     950     972,281
Boeing Co. (The)
      1.875%, 11/20/12.......................................................     350     351,605
Boston Scientific Corp.
      4.500%, 01/15/15.......................................................   2,000   2,140,788
Bristol-Myers Squibb Co.
      5.250%, 08/15/13.......................................................   1,175   1,234,634
Burlington Northern Santa Fe LLC
      4.300%, 07/01/13.......................................................   1,200   1,241,138
      4.875%, 01/15/15.......................................................     200     218,761
Campbell Soup Co.
      5.000%, 12/03/12.......................................................     350     355,214
Capital One Financial Corp.
      6.250%, 11/15/13.......................................................     150     158,882
      7.375%, 05/23/14.......................................................   1,189   1,311,381
Cardinal Health, Inc.
      4.000%, 06/15/15.......................................................   2,000   2,161,440
Caterpillar Financial Services Corp.
      2.000%, 04/05/13.......................................................     400     404,464
      6.200%, 09/30/13.......................................................   1,000   1,066,967
CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.......................................................     425     444,713
Charles Schwab Corp. (The)
      4.950%, 06/01/14.......................................................   2,200   2,363,680
Chubb Corp. (The)
      5.200%, 04/01/13.......................................................     350     361,233
Cisco Systems, Inc.
      1.625%, 03/14/14.......................................................   1,550   1,582,810
Citigroup, Inc.
      6.500%, 08/19/13.......................................................     625     656,785
      6.375%, 08/12/14.......................................................   1,250   1,350,236
CNA Financial Corp.
      5.850%, 12/15/14.......................................................     277     297,333
Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13.......................................................   1,607   1,616,303
Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13.......................................................     675     708,252

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
UNITED STATES -- (Continued)
Computer Sciences Corp.
      5.000%, 02/15/13....................................................... $   850 $   867,000
ConocoPhillips
      4.750%, 10/15/12.......................................................   1,250   1,260,420
Consolidated Edison Co. of New York, Inc.
      4.875%, 02/01/13.......................................................     350     357,785
      4.700%, 02/01/14.......................................................     400     423,011
COX Communications, Inc.
      7.125%, 10/01/12.......................................................     620     626,402
CSX Corp.
      5.500%, 08/01/13.......................................................     425     445,255
Daimler Finance North America LLC
      6.500%, 11/15/13.......................................................   1,600   1,716,420
Dell, Inc.
      4.700%, 04/15/13.......................................................     900     925,800
      2.100%, 04/01/14.......................................................     500     510,794
DIRECTV Holdings LLC
      4.750%, 10/01/14.......................................................   1,500   1,617,626
Dominion Resources, Inc.
      5.000%, 03/15/13.......................................................     325     333,750
Dow Chemical Co. (The)
      6.000%, 10/01/12.......................................................     325     327,744
Dr. Pepper Snapple Group, Inc.
      2.350%, 12/21/12.......................................................     375     377,662
Duke Energy Ohio, Inc.
      5.700%, 09/15/12.......................................................     325     326,989
E.I. Du Pont de Nemours & Co.
      4.750%, 11/15/12.......................................................     350     354,397
eBay, Inc.
      0.875%, 10/15/13.......................................................   1,435   1,444,893
Emerson Electric Co.
      5.625%, 11/15/13.......................................................   1,200   1,276,818
Enbridge Energy Partners LP
      5.350%, 12/15/14.......................................................   1,475   1,597,832
Energy Transfer Partners LP
      6.000%, 07/01/13.......................................................     425     442,739
      5.950%, 02/01/15.......................................................   1,200   1,312,012
Enterprise Products Operating LLC
      5.600%, 10/15/14.......................................................     666     731,889
Exelon Generation Co. LLC
      5.350%, 01/15/14.......................................................   1,100   1,164,286
Fifth Third Bancorp
      6.250%, 05/01/13.......................................................     875     909,999
General Electric Capital Corp.
      2.100%, 01/07/14.......................................................     600     610,370

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
UNITED STATES -- (Continued)
      2.150%, 01/09/15....................................................... $6,000 $6,152,298
Goldman Sachs Group, Inc. (The)
      5.250%, 10/15/13.......................................................    250    260,891
      3.300%, 05/03/15.......................................................  2,000  2,034,738
Hess Corp.
      7.000%, 02/15/14.......................................................    175    191,165
Hewlett-Packard Co.
      1.250%, 09/13/13.......................................................  1,500  1,503,650
      2.625%, 12/09/14.......................................................  1,300  1,330,022
HSBC Finance Corp.
      4.750%, 07/15/13.......................................................  1,575  1,628,789
John Deere Capital Corp.
      1.875%, 06/17/13.......................................................  1,250  1,265,804
JPMorgan Chase & Co.
      3.700%, 01/20/15.......................................................  2,300  2,423,655
KeyCorp
      6.500%, 05/14/13.......................................................  1,000  1,042,145
Kimberly-Clark Corp.
      5.000%, 08/15/13.......................................................  1,000  1,048,422
Kinder Morgan Energy Partners LP
      5.850%, 09/15/12.......................................................  1,000  1,006,007
Kroger Co. (The)
      5.500%, 02/01/13.......................................................    640    655,139
McKesson Corp.
      6.500%, 02/15/14.......................................................    695    754,478
MetLife, Inc.
      2.375%, 02/06/14.......................................................    420    428,821
      5.500%, 06/15/14.......................................................  1,250  1,350,865
      5.000%, 06/15/15.......................................................    500    552,331
Microsoft Corp.
      0.875%, 09/27/13.......................................................  1,300  1,310,262
      2.950%, 06/01/14.......................................................  2,300  2,409,326
NASDAQ OMX Group, Inc. (The)
      4.000%, 01/15/15.......................................................    300    311,061
NextEra Energy Capital Holdings, Inc.
      2.550%, 11/15/13.......................................................    750    762,666
Northern Trust Corp.
      5.500%, 08/15/13.......................................................  1,068  1,122,843
Nucor Corp.
      4.875%, 10/01/12.......................................................    440    442,775
Occidental Petroleum Corp.
      1.450%, 12/13/13.......................................................  1,000  1,013,318
Paccar Financial Corp.
      2.050%, 06/17/13.......................................................    100    101,292
Philip Morris International, Inc.
      4.875%, 05/16/13.......................................................  1,265  1,309,185

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
UNITED STATES -- (Continued)
Pitney Bowes, Inc.
      4.875%, 08/15/14....................................................... $2,000 $2,086,738
PNC Funding Corp.
      5.400%, 06/10/14.......................................................  2,075  2,243,399
PPL Energy Supply LLC
      6.300%, 07/15/13.......................................................    865    910,160
Praxair, Inc.
      2.125%, 06/14/13.......................................................  1,000  1,013,352
Principal Financial Group, Inc.
      7.875%, 05/15/14.......................................................    958  1,075,581
Procter & Gamble Co. (The)
(e)   4.500%, 05/12/14.......................................................  4,000  5,273,470
Prudential Financial, Inc.
      6.200%, 01/15/15.......................................................  2,063  2,284,663
Qwest Corp.
      7.500%, 10/01/14.......................................................  2,300  2,580,812
Reynolds American, Inc.
      7.250%, 06/01/13.......................................................    900    946,864
Safeway, Inc.
      5.625%, 08/15/14.......................................................  2,000  2,147,100
Sempra Energy
      2.000%, 03/15/14.......................................................    416    422,862
Spectra Energy Capital LLC
      5.668%, 08/15/14.......................................................    955  1,034,435
St. Jude Medical, Inc.
      2.200%, 09/15/13.......................................................    325    330,538
      3.750%, 07/15/14.......................................................    100    105,758
State Street Corp.
      4.300%, 05/30/14.......................................................  1,400  1,493,101
SunTrust Banks, Inc.
      5.250%, 11/05/12.......................................................    425    430,014
Target Corp.
      4.000%, 06/15/13.......................................................  1,000  1,029,880
TD Ameritrade Holding Corp.
      4.150%, 12/01/14.......................................................  2,350  2,493,620
Texas Instruments, Inc.
      0.875%, 05/15/13.......................................................    500    502,331
Thermo Fisher Scientific, Inc.
      3.200%, 05/01/15.......................................................  2,250  2,386,170
Time Warner Cable, Inc.
      6.200%, 07/01/13.......................................................    425    445,713
Toyota Motor Credit Corp.
      1.000%, 02/17/15.......................................................  3,000  3,030,948
Travelers Property Casualty Corp.
      5.000%, 03/15/13.......................................................  1,175  1,208,801
Union Bank NA
      2.125%, 12/16/13.......................................................  1,400  1,426,806

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT         VALUE+
                                                                              ------         ------
                                                                              (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
      5.000%, 08/15/14.......................................................  $1,170 $   1,267,943
Valero Energy Corp.
      4.750%, 04/01/14.......................................................   1,125     1,187,240
Verizon Communications, Inc.
      4.350%, 02/15/13.......................................................     600       612,470
Viacom, Inc.
      4.375%, 09/15/14.......................................................   1,229     1,316,479
Walt Disney Co. (The)
      0.875%, 12/01/14.......................................................   1,500     1,515,826
Waste Management, Inc.
      6.375%, 11/15/12.......................................................     325       330,066
WellPoint, Inc.
      5.000%, 12/15/14.......................................................   2,500     2,718,590
Wells Fargo & Co.
      3.750%, 10/01/14.......................................................   2,300     2,433,901
                                                                                      -------------
TOTAL UNITED STATES..........................................................           146,283,198
                                                                                      -------------
TOTAL BONDS..................................................................           277,734,865
                                                                                      -------------

                                                                               FACE
                                                                              AMOUNT         VALUE+
                                                                              ------         ------
                                                                              (000)
AGENCY OBLIGATIONS -- (7.1%)
Federal Home Loan Mortgage Corporation
      2.875%, 02/09/15....................................................... $11,000   $11,695,926
Federal National Mortgage Association
      0.500%, 07/02/15.......................................................  11,000    11,031,823
                                                                                      -------------
TOTAL AGENCY OBLIGATIONS.....................................................            22,727,749
                                                                                      -------------
U.S. TREASURY OBLIGATIONS -- (6.2%)
U.S. Treasury Note
@@!   0.375%, 07/31/13.......................................................  20,000    20,037,500
                                                                                      -------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $321,177,601)^^..................................................          $320,500,114
                                                                                      =============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       -----------------------------------------
                                                                       LEVEL 1   LEVEL 2    LEVEL 3     TOTAL
                                                                       ------- ------------ ------- ------------
Bonds.................................................................     --  $277,734,865   --    $277,734,865
Agency Obligations....................................................     --    22,727,749   --      22,727,749
U.S. Treasury Obligations.............................................     --    20,037,500   --      20,037,500
Swap Agreements**.....................................................     --     1,590,926   --       1,590,926
Futures Contracts**...................................................  $(728)           --   --            (728)
Forwards Currency Contracts**.........................................     --     1,079,875   --       1,079,875
                                                                        -----  ------------   --    ------------
TOTAL.................................................................  $(728) $323,170,915   --    $323,170,187
                                                                        =====  ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT          VALUE+
                                                                               ------          ------
                                                                               (000)
AGENCY OBLIGATIONS -- (33.3%)
Federal Home Loan Bank
#   5.125%, 08/14/13......................................................... $ 40,000 $   42,036,680
#   0.375%, 11/27/13.........................................................  166,000    166,238,542
#   4.875%, 11/27/13.........................................................   20,000     21,218,560
    3.125%, 12/13/13.........................................................   25,000     25,973,125
    0.340%, 12/18/13.........................................................   45,000     45,042,975
#   0.875%, 12/27/13.........................................................  155,000    156,308,975
#   0.375%, 01/29/14.........................................................  120,000    120,170,280
#   2.375%, 03/14/14.........................................................  157,000    162,286,033
#   1.375%, 05/28/14.........................................................   30,000     30,627,481
    0.375%, 06/12/14.........................................................   60,000     60,073,320
    2.500%, 06/13/14.........................................................    3,880      4,038,071
Federal Home Loan Mortgage Corporation
#   4.500%, 07/15/13.........................................................   70,000     72,878,890
#   4.125%, 09/27/13.........................................................   14,047     14,679,227
    0.500%, 10/15/13.........................................................   80,000     80,243,840
    0.375%, 10/30/13.........................................................  305,000    305,931,470
#   4.875%, 11/15/13.........................................................   25,000     26,505,850
#   0.375%, 11/27/13.........................................................  106,000    106,166,314
#   0.625%, 12/23/13.........................................................   45,000     45,202,275
#   2.500%, 01/07/14.........................................................   98,000    101,188,626
    4.500%, 01/15/14.........................................................   93,000     98,687,229
#   1.375%, 02/25/14.........................................................    4,000      4,068,780
#   2.500%, 04/23/14.........................................................   50,000     51,935,000
    5.000%, 07/15/14.........................................................   45,000     49,123,260
Federal National Mortgage Association
#   0.500%, 08/09/13.........................................................   20,000     20,054,720
    1.000%, 09/23/13.........................................................   60,000     60,505,800
#   2.875%, 12/11/13.........................................................  118,000    122,240,448
#   0.750%, 12/18/13.........................................................  168,000    169,202,040
    1.250%, 02/27/14.........................................................  100,000    101,703,500
    2.750%, 03/13/14.........................................................  125,000    129,982,875
#   4.125%, 04/15/14.........................................................   50,000     53,266,600
#   1.125%, 06/27/14.........................................................   12,000     12,193,872
                                                                                       --------------
TOTAL AGENCY OBLIGATIONS.....................................................           2,459,774,658
                                                                                       --------------
BONDS -- (52.3%)
Asian Development Bank
    2.750%, 05/21/14.........................................................   50,000     52,228,501
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r) 1.198%, 01/10/14.........................................................      750        751,560
Bank Nederlandse Gemeenten
    1.500%, 03/28/14.........................................................   15,000     15,168,240

                                                                                FACE
                                                                               AMOUNT          VALUE+
                                                                               ------          ------
                                                                               (000)
Bank of New York Mellon Corp. (The)
    5.125%, 08/27/13......................................................... $ 13,500 $   14,182,263
    4.300%, 05/15/14.........................................................   17,455     18,631,362
Bank of Nova Scotia
    2.250%, 01/22/13.........................................................   34,700     35,011,571
    2.375%, 12/17/13.........................................................   60,700     62,170,822
Bank of Nova Scotia Floating Rate Note
(r) 0.968%, 12/13/13.........................................................   45,000     45,218,250
(r) 0.966%, 02/10/14.........................................................   75,000     75,114,225
Barclays Bank P.L.C.
    5.450%, 09/12/12.........................................................   72,900     73,267,270
Berkshire Hathaway Finance Corp.
    5.000%, 08/15/13.........................................................   16,600     17,372,149
    1.500%, 01/10/14.........................................................    1,800      1,829,390
Berkshire Hathaway Finance Corp. Floating Rate Note
(r) 0.788%, 01/10/14.........................................................    4,100      4,115,986
BNP Paribas SA
    2.125%, 12/21/12.........................................................   31,446     31,614,488
Caisse d'Amortissement de la Dette Sociale
    1.375%, 01/27/14.........................................................   45,000     45,403,920
    3.500%, 07/01/14.........................................................   48,000     50,374,080
    1.250%, 07/11/14.........................................................   40,000     40,360,000
Commonwealth Bank of Australia Floating Rate Note
(r) 1.218%, 06/14/13.........................................................   50,000     50,248,150
(r) 1.705%, 01/17/14.........................................................   49,000     49,647,437
(r) 1.198%, 03/17/14.........................................................    5,609      5,624,301
Eksportfinans ASA
    1.875%, 04/02/13.........................................................   18,000     17,748,000
Eksportfinans ASA Floating Rate Note
(r) 0.661%, 04/05/13.........................................................   50,000     48,707,350
European Investment Bank
    1.250%, 02/14/14.........................................................  124,300    125,745,609
    2.375%, 03/14/14.........................................................    5,000      5,147,550
    3.000%, 04/08/14.........................................................   40,000     41,626,000
    1.500%, 05/15/14.........................................................   45,000     45,776,700
General Electric Capital Corp.
    1.875%, 09/16/13.........................................................   25,000     25,363,750
    5.400%, 09/20/13.........................................................   33,090     34,857,701
    2.100%, 01/07/14.........................................................   80,300     81,687,905
#   5.900%, 05/13/14.........................................................   10,000     10,887,320

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                                FACE
                                                                               AMOUNT        VALUE+
                                                                               ------        ------
                                                                               (000)
General Electric Capital Corp. Floating Rate Note
(r)  0.588%, 12/20/13........................................................ $  5,000 $  4,976,375
(r)  1.310%, 01/07/14........................................................    9,000    9,048,708
(r)  1.090%, 04/07/14........................................................   35,000   35,025,480
(r)  1.152%, 04/24/14........................................................   19,600   19,621,246
Inter-American Development Bank
     3.000%, 04/22/14........................................................   25,000   26,121,500
International Business Machines Corp.
     2.100%, 05/06/13........................................................   19,950   20,212,742
Japan Bank for International Cooperation.
     2.125%, 11/05/12........................................................   40,000   40,196,480
Johnson & Johnson
     0.700%, 05/15/13........................................................  136,000  136,565,080
JPMorgan Chase & Co.
     4.750%, 05/01/13........................................................    5,000    5,150,750
     1.650%, 09/30/13........................................................   50,400   50,840,798
     5.375%, 01/15/14........................................................    8,614    9,152,668
     2.050%, 01/24/14........................................................   27,000   27,422,415
JPMorgan Chase & Co. Floating Rate Note
(r)  1.252%, 01/24/14........................................................  120,400  120,920,850
(r)  1.218%, 05/02/14........................................................    6,300    6,325,074
Kingdom of Sweden
     1.000%, 06/03/14........................................................   14,000   14,183,400
Kreditanstalt fur Wiederaufbau
     4.000%, 10/15/13........................................................   25,150   26,255,594
     1.375%, 01/13/14........................................................  130,500  132,375,285
     1.500%, 04/04/14........................................................   56,000   57,072,736
Landwirtschaftliche Rentenbank
#    3.250%, 03/15/13........................................................    6,000    6,109,800
     2.250%, 03/11/14........................................................    4,650    4,781,735
Manitoba, Province of Canada
     2.125%, 04/22/13........................................................   24,600   24,930,132
     1.375%, 04/28/14........................................................   29,790   30,344,601
National Australia Bank, Ltd. Floating Rate Note
(r)  1.705%, 01/17/14........................................................   60,000   60,574,860
(r)  1.647%, 01/30/14........................................................   51,930   52,375,144
(r)  1.617%, 02/14/14........................................................   35,750   36,048,691
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14........................................................   40,210   40,557,414

                                                                                FACE
                                                                               AMOUNT        VALUE+
                                                                               ------        ------
                                                                               (000)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.918%, 03/08/13........................................................ $102,400 $102,416,998
(r)  0.901%, 04/05/13........................................................   20,000   20,000,120
(r)  1.340%, 04/09/14........................................................   80,000   80,109,760
NRW.Bank
     2.500%, 02/19/14........................................................    6,300    6,459,875
Oesterreichische Kontrollbank AG
     4.750%, 10/16/12........................................................   23,703   23,908,979
     1.375%, 01/21/14........................................................    3,244    3,279,392
Ontario Electricity Financial Corp.
     7.450%, 03/31/13........................................................   12,036   12,584,529
Ontario, Province of Canada
     3.500%, 07/15/13........................................................   10,000   10,295,900
     1.375%, 01/27/14........................................................  132,518  134,408,899
     4.100%, 06/16/14........................................................   65,000   69,366,050
Private Export Funding Corp.
     3.550%, 04/15/13........................................................    4,000    4,093,560
Quebec, Province of Canada
     4.875%, 05/05/14........................................................   34,400   37,079,760
Rabobank Nederland NV
     1.850%, 01/10/14........................................................  123,655  125,115,984
Rabobank Nederland NV Floating Rate Note
(r)  0.651%, 07/25/13........................................................   58,500   58,504,271
(r)  0.805%, 01/17/14........................................................   38,000   37,980,582
Royal Bank of Canada
     2.250%, 03/15/13........................................................   34,777   35,218,459
     2.100%, 07/29/13........................................................   32,275   32,817,575
     1.125%, 01/15/14........................................................   19,200   19,387,373
Royal Bank of Canada Floating Rate Note
(r)  0.755%, 04/17/14........................................................  124,333  124,612,749
Svensk Exportkredit AB Floating Rate Note
(r)  0.618%, 03/23/14........................................................   24,000   23,859,048
Svenska Handelsbanken Floating Rate Note
(r)  0.905%, 01/18/13........................................................    1,000    1,001,064
(r)  0.918%, 03/18/13........................................................   75,000   75,127,650
(r)  0.967%, 08/30/13........................................................   19,500   19,539,995
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.628%, 07/26/13........................................................   92,000   92,147,384
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.557%, 05/13/13........................................................   62,300   62,324,733
(r)  0.835%, 01/17/14........................................................   45,000   45,226,800

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                                 FACE
                                                                                AMOUNT              VALUE+
                                                                                ------              ------
                                                                                 (000)
Toyota Motor Credit Corp.
     1.375%, 08/12/13........................................................      $61,600 $    62,242,734
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.855%, 01/17/14........................................................       17,500      17,560,078
Wachovia Corp.
     5.500%, 05/01/13........................................................       41,925      43,489,893
     5.700%, 08/01/13........................................................       10,000      10,482,650
Wal-Mart Stores, Inc.
     4.250%, 04/15/13........................................................       29,200      30,016,490
     4.550%, 05/01/13........................................................       39,250      40,501,643
     1.625%, 04/15/14........................................................       13,530      13,810,734
     3.200%, 05/15/14........................................................        2,900       3,045,786
Wells Fargo & Co.
     5.250%, 10/23/12........................................................       66,750      67,516,624
     4.375%, 01/31/13........................................................       68,791      70,135,176
Westpac Banking Corp.
     2.250%, 11/19/12........................................................       48,100      48,369,216
     2.100%, 08/02/13........................................................        3,304       3,356,388
Westpac Banking Corp. Floating Rate Note
(r)  1.198%, 12/09/13........................................................        4,705       4,736,062
(r)  1.417%, 02/14/14........................................................        2,225       2,227,603
(r)  1.191%, 03/31/14........................................................       60,000      60,114,420
                                                                                           ---------------
TOTAL BONDS..................................................................                3,857,544,394
                                                                                           ---------------
COMMERCIAL PAPER -- (8.5%)
Banque et Caisse d'Epargne de l'Etat
     0.390%, 08/15/12........................................................       50,000      49,996,459
     0.360%, 08/24/12........................................................       20,000      19,997,374
     0.390%, 10/01/12........................................................       25,000      24,986,867
     0.491%, 11/26/12........................................................       50,000      49,920,840
BNP Paribas Finance, Inc.
     0.420%, 09/26/12........................................................       80,000      79,963,016
     0.500%, 10/25/12........................................................       50,000      49,955,925
Caisse Centrale Desjardins du Quebec
     0.180%, 08/23/12........................................................       50,000      49,993,805
Caisse d'Amortissement de la Dette Sociale
     0.330%, 09/19/12........................................................       40,000      39,985,204
Caisse des Depots et Consignations
     0.340%, 08/06/12........................................................       35,000      34,999,185
     0.350%, 08/13/12........................................................       20,000      19,998,932
     0.380%, 08/16/12........................................................       15,000      14,998,991
     0.420%, 09/04/12........................................................       30,000      29,994,642
     0.390%, 09/10/12........................................................        5,000       4,998,795

                                                                                 FACE
                                                                                AMOUNT              VALUE+
                                                                                ------              ------
                                                                                 (000)
NRW.Bank
     0.240%, 08/23/12........................................................ $     30,000 $    29,995,515
     0.220%, 09/25/12........................................................       80,000      79,966,776
Svenska Handelsbank, Inc.
     0.280%, 10/24/12........................................................       48,000      47,970,115
                                                                                           ---------------
TOTAL COMMERCIAL PAPER.......................................................                  627,722,441
                                                                                           ---------------

                                                                                SHARES
                                                                                ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
     BlackRock Liquidity Funds
       TempCash Portfolio - Institutional Shares.............................   34,491,103      34,491,103
                                                                                           ---------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                                 -----
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@ DFA Short Term Investment Fund..........................................  396,175,392     396,175,392
   @ Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
        (Collateralized by $993,395 FNMA, rates ranging from 3.000% to
        7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
        $996,377) to be repurchased at $964,460..............................         $964         964,455
                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                            397,139,847
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,361,975,397)^^...................................................               $7,376,672,443
                                                                                           ===============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ----------- -------------- ------- --------------
Agency Obligations................................          -- $2,459,774,658   --    $2,459,774,658
Bonds.............................................          --  3,857,544,394   --     3,857,544,394
Commercial Paper..................................          --    627,722,441   --       627,722,441
Temporary Cash Investments........................ $34,491,103             --   --        34,491,103
Securities Lending Collateral.....................          --    397,139,847   --       397,139,847
                                                   ----------- --------------   --    --------------
TOTAL............................................. $34,491,103 $7,342,181,340   --    $7,376,672,443
                                                   =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
BONDS -- (74.3%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)    2.400%, 01/11/13......................................................   7,445 $  7,502,460
National Australia Bank, Ltd.
(u)    5.350%, 06/12/13......................................................  10,800   11,240,834
Westpac Banking Corp., Ltd.
(u)    2.250%, 11/19/12......................................................  10,000   10,055,970
                                                                                      ------------
TOTAL AUSTRALIA..............................................................           28,799,264
                                                                                      ------------
AUSTRIA -- (4.7%)
Asfinag AG
(u)    2.000%, 10/22/12......................................................   6,900    6,923,501
KA Finanz AG
       2.250%, 03/24/14......................................................  29,000   36,675,648
Oesterreichische Kontrollbank AG
(u)    4.750%, 10/16/12......................................................  28,621   28,869,716
#(u)   1.750%, 03/11/13......................................................  25,000   25,186,000
#(u)   1.375%, 01/21/14......................................................  10,000   10,109,100
Raiffeisen Bank International AG
       3.625%, 02/05/14......................................................  18,765   24,078,695
Republic of Austria
(u)    3.250%, 06/25/13......................................................  92,700   94,943,340
                                                                                      ------------
TOTAL AUSTRIA................................................................          226,786,000
                                                                                      ------------
CANADA -- (14.5%)
Bank of Nova Scotia
(u)    2.250%, 01/22/13......................................................  27,040   27,282,792
       4.560%, 10/30/13......................................................  10,000   10,347,809
#(u)   2.375%, 12/17/13......................................................  22,682   23,231,608
       3.430%, 07/16/14......................................................  42,000   43,313,796
British Columbia, Province of Canada
       5.500%, 04/24/13......................................................  15,400   15,826,136
Canada Housing Trust
       4.550%, 12/15/12......................................................  25,000   25,250,536
       2.200%, 03/15/14...................................................... 110,000  111,499,427
GE Capital Canada Funding Co.
       2.950%, 02/10/14......................................................  32,000   32,480,231
Ontario, Province of Canada
       5.500%, 04/17/13......................................................   6,000    6,158,207
       4.750%, 06/02/13......................................................  22,900   23,508,094
#(u)   1.375%, 01/27/14......................................................  10,000   10,142,690
(u)    4.100%, 06/16/14......................................................  90,000   96,045,300

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
CANADA -- (Continued)
Quebec, Province of Canada
(u)    4.875%, 05/05/14......................................................   2,500 $  2,694,750
Royal Bank of Canada
       5.200%, 08/15/12......................................................  13,200   13,180,651
(u)    2.250%, 03/15/13......................................................  15,135   15,327,124
       5.060%, 07/17/13......................................................  10,000   10,320,885
#(u)   2.100%, 07/29/13......................................................  85,200   86,632,297
       4.970%, 06/05/14......................................................  12,000   12,705,150
Toronto-Dominion Bank (The)
       5.141%, 11/19/12......................................................  11,900   12,000,507
(e)    4.875%, 01/23/13......................................................  14,800   18,605,199
       4.854%, 02/13/13......................................................  63,700   64,692,801
Total Capital Canada, Ltd. Floating Rate Note
#(r)(u)0.835%, 01/17/14......................................................  31,540   31,698,962
                                                                                      ------------
TOTAL CANADA.................................................................          692,944,952
                                                                                      ------------
DENMARK -- (3.1%)
FIH Erhvervsbank A.S.
(u)    2.450%, 08/17/12......................................................  34,200   34,225,855
Kingdom of Denmark
       4.000%, 11/15/12...................................................... 400,000   66,943,379
Kommunekredit A.S.
(e)    4.375%, 10/02/12......................................................   6,565    8,131,734
(u)    1.250%, 09/03/13......................................................  40,000   40,308,800
                                                                                      ------------
TOTAL DENMARK................................................................          149,609,768
                                                                                      ------------
FINLAND -- (1.4%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.901%, 04/05/13......................................................  16,000   16,000,096
(r)(u) 0.918%, 01/27/14......................................................  50,000   50,000,000
                                                                                      ------------
TOTAL FINLAND................................................................           66,000,096
                                                                                      ------------
FRANCE -- (7.4%)
BNP Paribas SA
(u)    2.125%, 12/21/12......................................................  19,700   19,805,553
Caisse d'Amortissement de la Dette Sociale SA
(u)    1.625%, 11/27/12......................................................  17,600   17,653,504
       3.250%, 04/25/13......................................................  25,000   31,425,794
(u)    3.250%, 07/15/13......................................................   4,000    4,098,000
(u)    1.375%, 07/29/13......................................................  35,000   35,224,000
(u)    1.625%, 03/17/14......................................................  40,000   40,527,120
(u)    3.500%, 07/01/14......................................................   2,000    2,098,920

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                FACE
                                                                               AMOUNT^        VALUE+
                                                                               -------        ------
                                                                                (000)
FRANCE -- (Continued)
Caisse des Depots et Consignations SA
(u)   1.750%, 03/26/13.......................................................    15,000 $ 15,080,460
French Treasury Note BTAN
      2.500%, 01/12/14.......................................................    86,800  110,542,215
Societe Financement de l'Economie Francaise SA
      3.250%, 01/16/14.......................................................     5,000    6,410,513
      3.000%, 04/07/14.......................................................    20,000   25,686,936
Unedic SA
      2.375%, 03/31/14.......................................................    37,200   47,261,860
                                                                                        ------------
TOTAL FRANCE.................................................................            355,814,875
                                                                                        ------------
GERMANY -- (8.1%)
IKB Deutsche Industriebank
      2.125%, 09/10/12.......................................................    39,200   48,324,802
Kreditanstalt fur Wiederaufbau
(u)   1.875%, 01/14/13.......................................................    21,000   21,149,940
(u)   2.500%, 05/28/13.......................................................    24,500   24,937,178
(u)   1.375%, 07/15/13.......................................................    20,000   20,210,480
(z)   5.125%, 07/22/13.......................................................    13,000   10,723,550
(u)   4.000%, 10/15/13.......................................................    20,000   20,879,200
(u)   1.375%, 01/13/14.......................................................    20,000   20,287,400
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.000%, 10/01/12.......................................................    80,400   80,609,040
(u)   1.000%, 10/15/13.......................................................    17,000   17,085,000
      3.250%, 01/29/14.......................................................    10,000   12,844,329
Landwirtschaftliche Rentenbank
(u)   1.875%, 09/24/12.......................................................    37,000   37,085,100
(c)   4.250%, 11/16/12.......................................................     6,600    6,639,816
(u)   5.000%, 02/15/13.......................................................     5,000    5,123,200
(j)   1.375%, 04/25/13....................................................... 1,000,000   12,908,083
(u)   4.125%, 07/15/13.......................................................    17,000   17,613,887
NRW.Bank
(u)   1.375%, 08/26/13.......................................................     2,000    2,012,762
      3.375%, 03/18/14.......................................................    22,326   28,780,086
                                                                                        ------------
TOTAL GERMANY................................................................            387,213,853
                                                                                        ------------
JAPAN -- (2.7%)
Japan Finance Corp.
(u)   2.125%, 11/05/12.......................................................    63,700   64,012,894

                                                                                FACE
                                                                               AMOUNT^        VALUE+
                                                                               -------        ------
                                                                                (000)
JAPAN -- (Continued)
Japan Finance Organization For Municipalities
      1.350%, 11/26/13....................................................... 5,141,000 $ 66,830,368
                                                                                        ------------
TOTAL JAPAN..................................................................            130,843,262
                                                                                        ------------
NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
(u)   2.000%, 09/17/12.......................................................    29,000   29,048,285
(g)   4.375%, 12/14/12.......................................................     3,700    5,879,090
(u)   3.750%, 07/15/13.......................................................    53,913   55,483,594
(g)   2.625%, 12/10/13.......................................................    27,691   44,508,249
Nederlandse Waterschapsbank NV
(u)   5.375%, 09/04/12.......................................................    70,200   70,476,237
Netherlands Government
      1.000%, 01/15/14.......................................................    75,000   93,627,728
Rabobank Nederland NV
(u)   3.000%, 09/18/12.......................................................    35,000   35,103,215
(u)   3.375%, 02/19/13.......................................................    13,500   13,675,189
      4.375%, 01/22/14.......................................................    50,000   64,691,660
SNS Bank NV
      3.500%, 03/10/14.......................................................    30,160   38,927,753
                                                                                        ------------
TOTAL NETHERLANDS............................................................            451,421,000
                                                                                        ------------
NORWAY -- (0.7%)
Eksportfinans ASA
(u)   1.875%, 04/02/13.......................................................    18,990   18,724,140
Kommunalbanken AS
(u)   2.000%, 01/14/13.......................................................    15,000   15,103,620
                                                                                        ------------
TOTAL NORWAY.................................................................             33,827,760
                                                                                        ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.3%)
Council of Europe Development Bank
(u)   4.250%, 04/22/13.......................................................    48,200   49,494,459
Eurofima
(u)   5.125%, 08/02/12.......................................................     4,000    4,000,000
(u)   1.875%, 05/28/13.......................................................    10,000   10,106,400
European Financial Stability Facility
(e)   1.000%, 03/12/14.......................................................   109,000  135,640,987
European Investment Bank
(u)   1.875%, 06/17/13.......................................................    47,000   47,628,390
(e)   2.125%, 01/15/14.......................................................    16,000   20,267,244
(e)   3.125%, 04/15/14.......................................................    51,000   65,976,081

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^          VALUE+
                                                                              -------          ------
                                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Union
(e)   3.125%, 04/03/14.......................................................   16,200 $   20,943,873
Inter-American Development Bank
(c)   4.250%, 12/02/12.......................................................    6,560      6,606,771
International Bank for Reconstruction & Development
(c)   4.300%, 12/15/12.......................................................   12,000     12,104,702
(u)   1.750%, 07/15/13.......................................................   25,000     25,361,375
                                                                                       --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                              398,130,282
                                                                                       --------------
SWEDEN -- (1.4%)
Kommuninvest I Sverige AB
(u)   2.125%, 09/17/12.......................................................   30,000     30,060,840
Nordea Bank AB
#(u)  2.500%, 11/13/12.......................................................   27,500     27,649,050
(e)   4.500%, 05/12/14.......................................................    5,900      7,730,093
                                                                                       --------------
TOTAL SWEDEN.................................................................              65,439,983
                                                                                       --------------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
#(u)  5.450%, 09/12/12.......................................................   36,000     36,181,368
Network Rail Infrastructure Finance P.L.C.
(u)   3.500%, 06/17/13.......................................................   97,000     99,670,992
                                                                                       --------------
TOTAL UNITED KINGDOM.........................................................             135,852,360
                                                                                       --------------
UNITED STATES -- (9.1%)
Bear Stearns Cos. LLC (The)
      6.950%, 08/10/12.......................................................  $15,000     15,018,780
General Electric Capital Corp.
      2.100%, 01/07/14.......................................................   58,000     59,002,472
      5.900%, 05/13/14.......................................................   23,764     25,872,627
General Electric Capital Corp. Floating Rate Note
(r)   1.090%, 04/07/14.......................................................   17,000     17,012,376
Johnson & Johnson
      0.700%, 05/15/13.......................................................   95,000     95,394,725
JPMorgan Chase & Co.
      5.375%, 10/01/12.......................................................   11,844     11,938,764
#     2.050%, 01/24/14.......................................................   44,000     44,688,380
Microsoft Corp.
      2.950%, 06/01/14.......................................................   38,274     40,093,278

                                                                               FACE
                                                                              AMOUNT           VALUE+
                                                                              ------           ------
                                                                               (000)
UNITED STATES -- (Continued)
Procter & Gamble Co./The
      4.500%, 05/12/14....................................................... $ 15,157 $   19,982,496
Toyota Motor Credit Corp.
      1.375%, 08/12/13.......................................................   11,100     11,215,817
(e)   4.625%, 09/18/13.......................................................   56,727     73,025,351
Wal-Mart Stores, Inc.
#     4.550%, 05/01/13.......................................................   19,047     19,654,390
                                                                                       --------------
TOTAL UNITED STATES..........................................................             432,899,456
                                                                                       --------------
TOTAL BONDS..................................................................           3,555,582,911
                                                                                       --------------
AGENCY OBLIGATIONS -- (15.8%)
Federal Home Loan Bank
      0.875%, 12/27/13.......................................................   30,000     30,253,350
#     0.375%, 01/29/14.......................................................   35,000     35,049,665
      1.375%, 05/28/14.......................................................   95,000     96,987,020
Federal National Mortgage Association
      1.250%, 02/27/14.......................................................  105,000    106,788,675
#     2.750%, 03/13/14.......................................................  250,000    259,965,750
#     4.125%, 04/15/14.......................................................  150,000    159,799,800
#     1.125%, 06/27/14.......................................................   68,000     69,098,608
                                                                                       --------------
TOTAL AGENCY OBLIGATIONS. ...................................................             757,942,868
                                                                                       --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                 FACE
                                                                                AMOUNT^            VALUE+
                                                                                -------            ------
                                                                                 (000)
COMMERCIAL PAPER -- (5.8%)
BNP Paribas Finance, Inc.
     0.521%, 10/25/12........................................................ $     70,000 $   69,938,295
     0.521%, 10/26/12........................................................       50,000     49,955,050
Caisse des Depots et Consignations
     0.552%, 09/25/12........................................................       35,000     34,984,125
Standard Chartered Bank
     0.754%, 12/14/12........................................................      110,000    109,763,962
Toyota Motor Credit Corp.
     0.502%, 03/05/13........................................................       15,000     14,969,259
                                                                                           --------------
TOTAL COMMERCIAL PAPER.......................................................                 279,610,691
                                                                                           --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT             VALUE+
                                                                                ------             -----
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@ DFA Short Term Investment Fund                                            195,000,000   $195,000,000
@    Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
        (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
        at $676,801) to be repurchased at $663,534...........................         $664        663,530
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                           195,663,530
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,845,208,682)^^...................................................              $4,788,800,000
                                                                                           ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Bonds
  Australia.......................................   --    $   28,799,264   --    $   28,799,264
  Austria.........................................   --       226,786,000   --       226,786,000
  Canada..........................................   --       692,944,952   --       692,944,952
  Denmark.........................................   --       149,609,768   --       149,609,768
  Finland.........................................   --        66,000,096   --        66,000,096
  France..........................................   --       355,814,875   --       355,814,875
  Germany.........................................   --       387,213,853   --       387,213,853
  Japan...........................................   --       130,843,262   --       130,843,262
  Netherlands.....................................   --       451,421,000   --       451,421,000
  Norway..........................................   --        33,827,760   --        33,827,760
  Supranational Organization Obligations..........   --       398,130,282   --       398,130,282
  Sweden..........................................   --        65,439,983   --        65,439,983
  United Kingdom..................................   --       135,852,360   --       135,852,360
  United States...................................   --       432,899,456   --       432,899,456
Agency Obligations................................   --       757,942,868   --       757,942,868
Commercial Paper..................................   --       279,610,691   --       279,610,691
Securities Lending Collateral.....................   --       195,663,530   --       195,663,530
Forward Currency Contracts**......................   --        11,144,474   --        11,144,474
                                                     --    --------------   --    --------------
TOTAL.............................................   --    $4,799,944,474   --    $4,799,944,474
                                                     ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
BONDS -- (89.9%)
AUSTRALIA -- (5.2%)
National Australia Bank, Ltd.
      5.750%, 06/24/13.......................................................   9,900 $ 10,557,836
Queensland Treasury Corp.
      6.000%, 08/14/13.......................................................  10,000   10,803,724
Toyota Finance Australia, Ltd.
      5.460%, 12/17/12.......................................................   3,200    3,369,643
(z)   3.980%, 01/23/14.......................................................   9,000    7,316,329
Westpac Banking Corp.
      7.250%, 09/24/12.......................................................   1,500    1,583,904
      6.375%, 12/10/13.......................................................   8,000    8,652,227
                                                                                      ------------
TOTAL AUSTRALIA..............................................................           42,283,663
                                                                                      ------------
AUSTRIA -- (3.6%)
Asfinag AG
(u)   2.000%, 10/22/12.......................................................   9,500    9,532,357
KA Finanz AG
      2.250%, 03/24/14.......................................................   3,200    4,046,968
Republic of Austria
(u)   3.250%, 06/25/13.......................................................  15,200   15,567,840
                                                                                      ------------
TOTAL AUSTRIA................................................................           29,147,165
                                                                                      ------------
CANADA -- (15.9%)
Alberta Capital Finance Authority
      5.000%, 12/02/13.......................................................  12,000   12,560,841
Bank of Nova Scotia
      5.040%, 04/08/13.......................................................  22,000   22,481,747
British Columbia, Province of Canada
      4.700%, 12/18/12.......................................................  11,000   11,114,843
      5.500%, 04/24/13.......................................................   4,500    4,624,520
Export Development Canada
(n)   3.000%, 03/14/13.......................................................  45,000    7,516,487
GE Capital Canada Funding Co.
      5.150%, 06/06/13.......................................................   6,500    6,671,242
Ontario, Province of Canada
(n)   3.000%, 05/14/13.......................................................  42,260    7,082,935
      4.750%, 06/02/13.......................................................   7,500    7,699,157
(u)   4.100%, 06/16/14.......................................................   8,000    8,537,360
Royal Bank of Canada
(e)   3.250%, 01/18/13.......................................................   6,600    8,224,379
      5.060%, 07/17/13.......................................................   3,500    3,612,310
(u)   2.100%, 07/29/13.......................................................   8,800    8,947,937
Toronto-Dominion Bank (The)
      4.854%, 02/13/13.......................................................  19,000   19,296,126
                                                                                      ------------
TOTAL CANADA.................................................................          128,369,884
                                                                                      ------------

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
DENMARK -- (3.1%)
FIH Erhvervsbank A.S.
(u)   1.750%, 12/06/12.......................................................   5,000 $  5,022,500
(e)   2.125%, 03/21/13.......................................................   5,000    6,224,008
Kommunekredit A.S.
(u)   1.250%, 09/03/13.......................................................  14,000   14,108,080
                                                                                      ------------
TOTAL DENMARK................................................................           25,354,588
                                                                                      ------------
FINLAND -- (2.8%)
Municipality Finance P.L.C.
(n)   2.750%, 09/16/13.......................................................   6,500    1,094,148
(s)   2.000%, 05/28/14.......................................................  90,000   13,342,548
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.901%, 04/05/13.......................................................   8,000    8,000,048
                                                                                      ------------
TOTAL FINLAND................................................................           22,436,744
                                                                                      ------------
FRANCE -- (6.0%)
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 11/27/12.......................................................   2,400    2,407,296
      3.250%, 04/25/13.......................................................   2,100    2,639,767
(u)   3.250%, 07/15/13.......................................................  14,000   14,343,000
(u)   1.375%, 07/29/13.......................................................   2,000    2,012,800
French Treasury Note BTAN
      2.500%, 01/12/14.......................................................   3,094    3,940,295
Societe Financement de l'Economie Francaise SA
      3.000%, 04/07/14.......................................................  14,000   17,980,855
Unedic SA
      2.375%, 03/31/14.......................................................   4,000    5,081,920
                                                                                      ------------
TOTAL FRANCE.................................................................           48,405,933
                                                                                      ------------
GERMANY -- (7.1%)
Kreditanstalt fur Wiederaufbau
(n)   3.375%, 01/18/13.......................................................  26,470    4,422,902
(t)   4.500%, 03/26/13.......................................................   1,400    1,480,007
(z)   5.125%, 07/22/13.......................................................   7,000    5,774,219
(g)   3.250%, 02/24/14.......................................................   3,000    4,902,432
(s)   3.250%, 05/05/14.......................................................  50,000    7,514,885
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.000%, 10/01/12.......................................................   3,000    3,007,800

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
(n)   4.820%, 03/11/13.......................................................  37,000 $  6,243,621
(u)   4.875%, 01/10/14.......................................................  13,500   14,337,000
NRW.Bank
(n)   3.500%, 05/21/13.......................................................  56,000    9,421,124
                                                                                      ------------
TOTAL GERMANY................................................................           57,103,990
                                                                                      ------------
NETHERLANDS -- (9.8%)
Bank Nederlandse Gemeenten NV
(t)   5.500%, 06/03/13.......................................................     974    1,033,618
(u)   3.750%, 07/15/13.......................................................   4,000    4,116,528
(n)   4.250%, 10/02/13.......................................................  26,500    4,517,752
(t)   6.250%, 11/12/13.......................................................   3,000    3,241,748
(n)   3.750%, 11/25/13.......................................................  20,000    3,394,806
      3.750%, 03/14/14.......................................................   5,000    6,487,807
Nederlandse Waterschapsbank NV
(u)   1.375%, 05/16/14.......................................................  23,000   23,198,720
Rabobank Nederland NV
(t)   6.000%, 01/15/13.......................................................   2,000    2,116,082
(z)   5.125%, 03/12/13.......................................................   2,000    1,631,805
(n)   4.000%, 05/29/13.......................................................  35,000    5,873,378
(s)   3.250%, 01/20/14.......................................................  55,000    8,210,392
SNS Bank NV
      3.500%, 03/10/14.......................................................   1,500    1,936,062
Toyota Motor Finance Netherlands BV
(z)   3.530%, 01/29/13.......................................................  16,600   13,419,547
                                                                                      ------------
TOTAL NETHERLANDS............................................................           79,178,245
                                                                                      ------------
NEW ZEALAND -- (3.1%)
New Zealand Government Bond
      6.500%, 04/15/13.......................................................  30,000   24,971,825
                                                                                      ------------
NORWAY -- (4.3%)
Eksportfinans ASA
(u)   1.875%, 04/02/13.......................................................  18,500   18,241,000
Kommunalbanken AS
      3.000%, 03/26/13.......................................................  15,000    2,509,432
      3.500%, 02/24/14.......................................................   7,000    1,201,101
Norway Government Bond
      6.500%, 05/15/13.......................................................  75,000   12,932,269
                                                                                      ------------
TOTAL NORWAY.................................................................           34,883,802
                                                                                      ------------

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.8%)
Asian Development Bank
(t)   0.500%, 10/09/12.......................................................   4,300 $  4,494,554
(t)   0.500%, 03/27/13.......................................................   4,000    4,126,793
(t)   1.000%, 05/08/13.......................................................   1,500    1,549,158
Council of Europe Development Bank
(u)   4.250%, 04/22/13.......................................................   3,050    3,131,911
(g)   2.500%, 12/11/13.......................................................   3,600    5,783,975
Eurofima
(u)   5.125%, 08/02/12.......................................................   2,000    2,000,000
(s)   2.000%, 10/30/12.......................................................  95,000   13,965,677
(u)   1.875%, 05/28/13.......................................................   5,000    5,053,200
(t)   6.000%, 01/28/14.......................................................   3,000    3,253,098
European Bank For Reconstruction & Development
(u)   3.625%, 06/17/13.......................................................   8,000    8,229,168
European Financial Stability Facility
(e)   1.000%, 03/12/14.......................................................  18,000   22,399,429
European Investment Bank
(n)   4.375%, 08/31/12.......................................................   6,600    1,096,851
(n)   3.125%, 01/07/13.......................................................  39,000    6,510,924
(g)   6.250%, 04/15/14.......................................................   8,000   13,689,375
Inter-American Development Bank
(c)   4.250%, 12/02/12.......................................................   1,640    1,651,693
(z)   0.500%, 01/29/13.......................................................  10,000    7,986,300
(z)   0.500%, 02/13/13.......................................................   7,000    5,584,276
(t)   1.000%, 03/18/13.......................................................   3,800    3,930,704
International Bank for Reconstruction & Development
(t)   1.000%, 11/20/12.......................................................   4,500    4,692,098
(s)   2.250%, 11/08/13.......................................................  20,800    3,098,512
International Finance Corp.
(t)   5.100%, 11/26/12.......................................................   6,200    6,529,511
Nordic Investment Bank
(n)   2.250%, 08/31/12.......................................................  40,000    6,647,477
                                                                                      ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                           135,404,684
                                                                                      ------------
SWEDEN -- (7.6%)
City of Gothenburg Sweden AB
      4.700%, 11/13/12.......................................................  75,000   11,111,070
Kommuninvest I Sverige AB
(t)   4.900%, 02/26/13.......................................................  10,500   11,087,537

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^        VALUE+
                                                                              -------        ------
                                                                               (000)
SWEDEN -- (Continued)
Svensk Exportkredit AB
(z)   5.000%, 08/17/12.......................................................   18,900  $15,318,984
Sweden Government Bond
      5.500%, 10/08/12.......................................................  160,000   23,708,322
                                                                                       ------------
TOTAL SWEDEN.................................................................            61,225,913
                                                                                       ------------
UNITED KINGDOM -- (1.8%)
Barclays Bank P.L.C.
(u)   5.450%, 09/12/12.......................................................    5,000    5,025,190
Network Rail Infrastructure Finance P.L.C.
(u)   3.500%, 06/17/13.......................................................    9,000    9,247,824
                                                                                       ------------
TOTAL UNITED KINGDOM.........................................................            14,273,014
                                                                                       ------------
UNITED STATES -- (2.8%)
General Electric Capital Corp.
      5.250%, 10/19/12....................................................... $  2,000    2,020,686
      2.800%, 01/08/13.......................................................    3,000    3,031,836
      2.100%, 01/07/14.......................................................    9,000    9,155,556
JPMorgan Chase & Co.
      5.375%, 10/01/12.......................................................    1,500    1,512,001
Wells Fargo Bank NA
(e)   6.000%, 05/23/13.......................................................    5,500    7,060,767
                                                                                       ------------
TOTAL UNITED STATES..........................................................            22,780,846
                                                                                       ------------
TOTAL BONDS..................................................................           725,820,296
                                                                                       ------------
AGENCY OBLIGATIONS -- (10.1%)
Federal Home Loan Bank
      4.500%, 09/16/13.......................................................    8,000    8,381,680
      3.625%, 10/18/13.......................................................    6,500    6,763,503
      1.375%, 05/28/14.......................................................    5,000    5,104,580
      2.500%, 06/13/14.......................................................   10,000   10,407,400
Federal Home Loan Mortgage Corporation
      0.375%, 11/27/13.......................................................   10,000   10,015,690
Federal National Mortgage Association
      1.000%, 09/23/13.......................................................    8,000    8,067,440
      0.750%, 12/18/13.......................................................   33,000   33,236,115
                                                                                       ------------
TOTAL AGENCY OBLIGATIONS.....................................................            81,976,408
                                                                                       ------------

                                                                                             VALUE+
                                                                                             ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $815,868,986)^^......................................................          $807,796,704
                                                                                       ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds................................
   Australia.........................   --    $ 42,283,663   --    $ 42,283,663
   Austria...........................   --      29,147,165   --      29,147,165
   Canada............................   --     128,369,884   --     128,369,884
   Denmark...........................   --      25,354,588   --      25,354,588
   Finland...........................   --      22,436,744   --      22,436,744
   France............................   --      48,405,933   --      48,405,933
   Germany...........................   --      57,103,990   --      57,103,990
   Netherlands.......................   --      79,178,245   --      79,178,245
   New Zealand.......................   --      24,971,825   --      24,971,825
   Norway............................   --      34,883,802   --      34,883,802
   Supranational Organization
     Obligations.....................   --     135,404,684   --     135,404,684
   Sweden............................   --      61,225,913   --      61,225,913
   United Kingdom....................   --      14,273,014   --      14,273,014
   United States.....................   --      22,780,846   --      22,780,846
Agency Obligations...................   --      81,976,408   --      81,976,408
Forward Currency Contracts**.........   --       1,570,020   --       1,570,020
                                        --    ------------   --    ------------
TOTAL................................   --    $809,366,724   --    $809,366,724
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT           VALUE+
                                                   ------           ------
                                                   (000)
AGENCY OBLIGATIONS -- (98.1%)
Federal Farm Credit Bank
    1.125%, 02/27/14............................ $    4,000 $    4,053,132
    2.625%, 04/17/14............................     62,500     64,987,811
    1.625%, 11/19/14............................     80,000     82,453,280
    4.875%, 12/16/15............................     12,000     13,749,252
    4.875%, 01/17/17............................     12,000     14,180,976
Federal Home Loan Bank
    1.875%, 06/21/13............................     33,000     33,484,704
    5.125%, 08/14/13............................     38,000     39,934,846
    4.500%, 09/16/13............................    147,500    154,537,225
    3.625%, 10/18/13............................     26,000     27,054,014
    0.375%, 11/27/13............................     20,000     20,028,740
    0.875%, 12/27/13............................      4,000      4,033,780
    0.875%, 12/12/14............................      9,900     10,019,622
    2.750%, 03/13/15............................     92,700     98,349,602
    2.875%, 06/12/15............................     80,020     85,556,744
    1.750%, 09/11/15............................    116,365    120,571,711
    1.375%, 12/11/15............................     30,185     31,083,909
    1.625%, 12/11/15............................     21,500     22,209,801
    5.000%, 12/21/15............................     55,385     63,720,055
    3.125%, 03/11/16............................     98,890    107,981,848
    5.375%, 05/18/16............................     93,000    109,863,597
    2.125%, 06/10/16............................    108,000    114,293,808
    5.125%, 10/19/16............................     27,345     32,300,707
    1.625%, 12/09/16............................     19,000     19,650,978
    4.750%, 12/16/16............................    102,500    120,321,470
    4.875%, 05/17/17............................      8,000      9,587,624
    1.000%, 06/21/17............................     15,000     15,132,960
Tennessee Valley Authority
    4.750%, 08/01/13............................     20,000     20,907,640
    4.375%, 06/15/15............................     20,580     22,903,050
                                                            --------------
TOTAL AGENCY OBLIGATIONS........................             1,462,952,886
                                                            --------------
U.S. TREASURY OBLIGATIONS -- (1.5%)
U.S. Treasury Note
    0.875%, 01/31/17............................     22,900     23,250,645
                                                            --------------

                                                   SHARES
                                                   ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds FedFund Portfolio.  5,393,008      5,393,008
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,467,378,597)^^.......................             $1,491,596,539
                                                            ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $1,462,952,886   --    $1,462,952,886
U.S. Treasury Obligations.....         --     23,250,645   --        23,250,645
Temporary Cash Investments.... $5,393,008             --   --         5,393,008
                               ---------- --------------   --    --------------
TOTAL......................... $5,393,008 $1,486,203,531   --    $1,491,596,539
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
BONDS -- (88.6%)
AUSTRALIA -- (3.7%)
Commonwealth Bank of Australia
(u)   3.500%, 03/19/15.......................................................  31,000 $ 32,689,500
National Australia Bank, Ltd.
(g)   5.375%, 12/08/14.......................................................  64,115  109,673,590
Westpac Banking Corp.
(u)   4.200%, 02/27/15.......................................................   2,500    2,683,068
(u)   3.000%, 08/04/15.......................................................  59,135   62,121,850
#(u)  3.000%, 12/09/15.......................................................  25,000   26,192,500
                                                                                      ------------
TOTAL AUSTRALIA..............................................................          233,360,508
                                                                                      ------------
AUSTRIA -- (4.6%)
Oesterreichische Kontrollbank AG
#(u)  1.750%, 10/05/15.......................................................  50,000   51,215,000
(u)   4.875%, 02/16/16.......................................................  30,065   33,901,294
(u)   2.000%, 06/03/16.......................................................  63,934   65,890,380
Republic of Austria
      4.000%, 09/15/16.......................................................  78,000  109,288,678
      3.200%, 02/20/17.......................................................  18,000   24,632,675
                                                                                      ------------
TOTAL AUSTRIA................................................................          284,928,027
                                                                                      ------------
CANADA -- (14.3%)
Bank of Nova Scotia
(u)   2.050%, 10/07/15.......................................................  66,600   68,718,013
(u)   2.900%, 03/29/16.......................................................  68,605   72,141,039
#(u)  2.550%, 01/12/17.......................................................  21,400   22,563,111
British Columbia, Province of Canada
(u)   2.100%, 05/18/16.......................................................  73,900   77,994,060
#(u)  1.200%, 04/25/17.......................................................  97,000   98,813,124
Manitoba, Province of Canada
#(u)  1.300%, 04/03/17.......................................................  38,000   38,851,200
Ontario, Province of Canada
(u)   4.750%, 01/19/16.......................................................   4,000    4,532,400
(u)   5.450%, 04/27/16.......................................................   9,000   10,511,100
(u)   2.300%, 05/10/16.......................................................  60,000   63,174,000
#(u)  1.600%, 09/21/16.......................................................  64,000   65,763,456
#(u)  4.950%, 11/28/16.......................................................  20,000   23,386,000
Royal Bank of Canada
(u)   2.625%, 12/15/15.......................................................  40,300   42,613,784
(u)   2.875%, 04/19/16.......................................................  56,700   60,164,143
#(u)  2.300%, 07/20/16.......................................................  66,040   68,773,330
Toronto-Dominion Bank (The)
#(u)  2.500%, 07/14/16.......................................................  10,000   10,465,340

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
CANADA -- (Continued)
#(u)  2.375%, 10/19/16....................................................... 157,484 $165,012,838
                                                                                      ------------
TOTAL CANADA.................................................................          893,476,938
                                                                                      ------------
DENMARK -- (1.6%)
Kingdom of Denmark
      2.500%, 11/15/16....................................................... 550,000  100,367,054
                                                                                      ------------
FINLAND -- (5.4%)
Finnish Government
      1.875%, 04/15/17....................................................... 132,500  173,466,521
Municipality Finance P.L.C.
(u)   2.375%, 05/16/16.......................................................  89,200   93,551,711
(u)   1.625%, 04/25/17.......................................................  71,000   72,188,327
                                                                                      ------------
TOTAL FINLAND................................................................          339,206,559
                                                                                      ------------
FRANCE -- (8.7%)
Agence Francaise de Developpement SA
(u)   2.500%, 07/15/15.......................................................  25,000   25,877,500
Caisse d'Amortissement de la Dette Sociale SA
(g)   2.250%, 12/07/15.......................................................  75,000  121,306,133
(u)   2.125%, 04/12/17.......................................................  50,000   51,020,000
France, Government of
      5.000%, 10/25/16.......................................................  98,500  143,143,379
      3.750%, 04/25/17.......................................................  22,000   30,734,060
Total Capital International SA
(u)   1.500%, 02/17/17.......................................................  16,368   16,622,801
(u)   1.550%, 06/28/17.......................................................  28,100   28,570,844
Total Capital SA
(u)   2.875%, 03/18/15.......................................................   9,200    9,609,400
#(u)  3.000%, 06/24/15.......................................................  62,725   67,239,820
#(u)  3.125%, 10/02/15.......................................................  37,835   40,513,340
#(u)  2.300%, 03/15/16.......................................................   9,697   10,130,592
                                                                                      ------------
TOTAL FRANCE.................................................................          544,767,869
                                                                                      ------------
GERMANY -- (7.4%)
Bundesobligation
      1.250%, 10/14/16.......................................................  80,000  102,737,899
Kreditanstalt fur Wiederaufbau
      2.000%, 09/07/16.......................................................  10,000   13,038,659
(g)   3.750%, 09/07/16.......................................................  20,000   34,849,948
      1.375%, 02/21/17.......................................................  74,000   94,185,062
      4.125%, 07/04/17.......................................................  23,000   32,974,015

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
GERMANY -- (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.250%, 07/15/16.......................................................  34,000 $ 35,513,680
(u)   1.625%, 04/25/17.......................................................  15,000   15,261,000
Landwirtschaftliche Rentenbank
(u)   2.500%, 02/15/16.......................................................  31,000   32,853,800
(u)   2.125%, 07/15/16.......................................................  47,200   49,531,680
#(u)  5.000%, 11/08/16.......................................................  13,000   15,189,200
(g)   3.250%, 12/07/16.......................................................  22,000   37,646,955
                                                                                      ------------
TOTAL GERMANY................................................................          463,781,898
                                                                                      ------------
IRELAND -- (0.2%)
GE Capital UK Funding
(g)   5.625%, 12/12/14.......................................................   7,097   12,210,326
                                                                                      ------------
JAPAN -- (2.2%)
Development Bank of Japan, Inc.
#(u)  5.125%, 02/01/17.......................................................  26,800   31,586,480
(u)   5.125%, 02/01/17.......................................................  12,100   14,261,060
Japan Finance Corp.
#(u)  2.500%, 01/21/16.......................................................  13,000   13,777,231
(u)   2.250%, 07/13/16.......................................................  74,100   78,127,557
                                                                                      ------------
TOTAL JAPAN..................................................................          137,752,328
                                                                                      ------------
NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
(g)   2.375%, 12/23/15.......................................................  17,000   27,756,726
(u)   2.500%, 01/11/16.......................................................   5,000    5,184,000
(g)   5.250%, 02/26/16.......................................................   6,928   12,368,554
(u)   5.125%, 10/05/16.......................................................  70,000   79,697,800
(u)   5.250%, 01/31/17.......................................................  30,200   34,803,084
Nederlandse Waterschapsbank NV
#(u)  2.125%, 06/16/16.......................................................  90,000   92,158,200
      3.000%, 07/12/16.......................................................  10,000   13,276,521
(g)   2.125%, 09/07/16.......................................................  10,802   17,487,915
(u)   2.125%, 02/09/17.......................................................  51,700   52,832,230
Netherlands Government
      4.500%, 07/15/17.......................................................  35,000   51,018,161
Rabobank Nederland NV
(g)   5.125%, 10/27/14.......................................................  12,338   20,976,083
(g)   4.000%, 09/10/15.......................................................  48,500   81,891,993
#(u)  2.125%, 10/13/15.......................................................  40,000   40,651,040
      4.375%, 05/05/16.......................................................   5,000    6,762,089

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
(u)   5.200%, 03/22/17.......................................................   3,000 $  3,551,880
                                                                                      ------------
TOTAL NETHERLANDS............................................................          540,416,276
                                                                                      ------------
NEW ZEALAND -- (0.3%)
ASB Finance, Ltd.
(g)   3.250%, 12/09/13.......................................................  10,000   15,908,872
                                                                                      ------------
NORWAY -- (1.2%)
Kommunalbanken AS
(u)   2.375%, 01/19/16.......................................................  71,000   74,571,300
                                                                                      ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.2%)
African Development Bank
(u)   2.500%, 03/15/16.......................................................  32,000   34,240,000
#(u)  1.125%, 03/15/17.......................................................  82,000   83,783,582
Council of Europe Development Bank
(u)   1.250%, 09/22/16....................................................... 104,000  104,925,600
#(u)  1.500%, 02/22/17.......................................................  17,000   17,248,200
(u)   1.500%, 06/19/17.......................................................  50,000   50,665,000
Eurofima
(g)   6.125%, 10/14/14.......................................................  11,400   19,794,764
(u)   5.250%, 04/07/16.......................................................  29,800   33,799,160
European Financial Stability Facility
(e)   2.750%, 07/18/16.......................................................  25,000   32,981,027
European Investment Bank
(g)   3.000%, 12/07/15.......................................................  50,100   83,340,260
(g)   4.875%, 09/07/16.......................................................  20,600   36,806,494
(g)   3.250%, 12/07/16.......................................................  26,000   43,930,538
(e)   3.125%, 03/03/17.......................................................   5,000    6,755,912
European Union
(e)   2.750%, 06/03/16.......................................................  38,000   50,591,796
Nordic Investment Bank
(u)   2.250%, 03/15/16.......................................................  37,000   39,259,220
                                                                                      ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                           638,121,553
                                                                                      ------------
SWEDEN -- (1.8%)
Kommuninvest I Sverige AB
(u)   1.625%, 02/13/17.......................................................  25,000   25,649,575
Svensk Exportkredit AB
(u)   5.125%, 03/01/17.......................................................  48,600   56,439,180

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^            VALUE+
                                                                              -------            ------
                                                                               (000)
SWEDEN -- (Continued)
(u)   1.750%, 05/30/17.....................................................       30,000 $   30,478,170
                                                                                         --------------
TOTAL SWEDEN...............................................................                 112,566,925
                                                                                         --------------
UNITED KINGDOM -- (4.5%)
Barclays Bank P.L.C.
      1.500%, 04/04/17.....................................................       25,000     40,336,604
Lloyds TSB Bank P.L.C.
      1.500%, 05/02/17.....................................................       30,000     48,383,699
Network Rail Infrastructure Finance P.L.C.
(u)   1.250%, 08/31/16.....................................................       17,000     17,378,896
United Kingdom Gilt
      4.000%, 09/07/16.....................................................        5,000      9,004,105
      1.750%, 01/22/17.....................................................      100,000    165,505,894
                                                                                         --------------
TOTAL UNITED KINGDOM.......................................................                 280,609,198
                                                                                         --------------
UNITED STATES -- (13.8%)
3M Co.
      1.375%, 09/29/16..................................................... $     75,421     77,355,247
      1.000%, 06/26/17.....................................................       30,465     30,688,095
Bank of New York Mellon Corp. (The)
#     2.950%, 06/18/15.....................................................       31,645     33,584,047
#     2.500%, 01/15/16.....................................................       16,017     16,809,089
#     2.300%, 07/28/16.....................................................       23,235     24,082,357
Berkshire Hathaway Finance Corp.
      2.450%, 12/15/15.....................................................       14,862     15,669,809
#     1.600%, 05/15/17.....................................................       22,700     23,177,177
Berkshire Hathaway, Inc.
      2.200%, 08/15/16.....................................................       73,200     76,554,170
#     1.900%, 01/31/17.....................................................       41,300     42,749,630
Colgate-Palmolive Co.
      1.300%, 01/15/17.....................................................        7,000      7,141,274
General Electric Capital Corp.
#     3.500%, 06/29/15.....................................................       82,800     88,147,886
      4.375%, 09/21/15.....................................................        6,000      6,556,854
      2.250%, 11/09/15.....................................................       32,000     32,927,392
      2.950%, 05/09/16.....................................................        9,000      9,463,554
      2.900%, 01/09/17.....................................................        3,000      3,140,379
Google, Inc.
      2.125%, 05/19/16.....................................................       54,025     56,950,400
Johnson & Johnson
#     2.150%, 05/15/16.....................................................      143,000    150,744,308
Procter & Gamble Co. (The)
#     1.450%, 08/15/16.....................................................       17,180     17,624,395

                                                                               FACE
                                                                              AMOUNT             VALUE+
                                                                              ------             ------
                                                                               (000)

UNITED STATES -- (Continued)
Toyota Motor Credit Corp.
#     2.800%, 01/11/16..................................................... $    103,000 $  110,372,946
      2.000%, 09/15/16.....................................................       19,800     20,533,867
#     2.050%, 01/12/17.....................................................        3,000      3,110,364
Wal-Mart Stores, Inc.
#     5.375%, 04/05/17.....................................................        9,000     10,789,668
                                                                                         --------------
TOTAL UNITED STATES........................................................                 858,172,908
                                                                                         --------------
TOTAL BONDS................................................................               5,530,218,539
                                                                                         --------------
AGENCY OBLIGATIONS -- (6.8%)
Federal Home Loan Bank
#     1.000%, 06/21/17.....................................................       40,000     40,354,560
Federal Home Loan Mortgage Corporation
#     1.000%, 03/08/17.....................................................       49,000     49,472,213
      1.250%, 05/12/17.....................................................       54,300     55,405,494
#     1.000%, 06/29/17.....................................................       60,000     60,617,640
Federal National Mortgage Association
#     1.250%, 01/30/17.....................................................        4,600      4,698,403
      5.000%, 02/13/17.....................................................       82,000     97,333,098
#     1.125%, 04/27/17.....................................................      100,000    101,552,800
      5.000%, 05/11/17.....................................................       10,000     11,950,430
                                                                                         --------------
TOTAL AGENCY OBLIGATIONS...................................................                 421,384,638
                                                                                         --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)
                                                                               -----
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund                                          287,000,000    287,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $961,085) to be repurchased at $942,245............................         $942        942,240
                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL                                                         287,942,240
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,123,238,324)^^..................................................              $6,239,545,417
                                                                                         ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  233,360,508   --    $  233,360,508
   Austria.......................   --       284,928,027   --       284,928,027
   Canada........................   --       893,476,938   --       893,476,938
   Denmark.......................   --       100,367,054   --       100,367,054
   Finland.......................   --       339,206,559   --       339,206,559
   France........................   --       544,767,869   --       544,767,869
   Germany.......................   --       463,781,898   --       463,781,898
   Ireland.......................   --        12,210,326   --        12,210,326
   Japan.........................   --       137,752,328   --       137,752,328
   Netherlands...................   --       540,416,276   --       540,416,276
   New Zealand...................   --        15,908,872   --        15,908,872
   Norway........................   --        74,571,300   --        74,571,300
   Supranational Organization
     Obligations.................   --       638,121,553   --       638,121,553
   Sweden........................   --       112,566,925   --       112,566,925
   United Kingdom................   --       280,609,198   --       280,609,198
   United States.................   --       858,172,908   --       858,172,908
Agency Obligations...............   --       421,384,638   --       421,384,638
Securities Lending Collateral....   --       287,942,240   --       287,942,240
Forward Currency Contracts**.....   --        10,626,499   --        10,626,499
                                    --    --------------   --    --------------
TOTAL............................   --    $6,250,171,916   --    $6,250,171,916
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)
BONDS -- (97.3%)
AUSTRIA -- (4.0%)
Republic of Austria
      4.650%, 01/15/18.......................................................   2,800 $ 4,110,737
                                                                                      -----------
CANADA -- (2.4%)
Manitoba, Province of Canada
      4.400%, 09/05/25.......................................................     400     462,414
Ontario, Province of Canada
      4.200%, 03/08/18.......................................................     750     832,445
      4.000%, 06/02/21.......................................................   1,100   1,220,678
                                                                                      -----------
TOTAL CANADA.................................................................           2,515,537
                                                                                      -----------
DENMARK -- (3.9%)
Kingdom of Denmark
      7.000%, 11/10/24.......................................................  14,700   3,963,020
                                                                                      -----------
FINLAND -- (3.9%)
Finnish Government
      4.375%, 07/04/19.......................................................   1,700   2,543,223
      4.000%, 07/04/25.......................................................     940   1,428,147
                                                                                      -----------
TOTAL FINLAND................................................................           3,971,370
                                                                                      -----------
FRANCE -- (15.8%)
Caisse d'Amortissement de la Dette Sociale SA
      4.125%, 04/25/17.......................................................     900   1,265,892
      3.375%, 04/25/21.......................................................     800   1,082,166
France, Government of
      4.250%, 10/25/17.......................................................   2,200   3,153,259
      4.250%, 10/25/18.......................................................   2,400   3,472,993
      3.750%, 04/25/21.......................................................   3,900   5,495,337
      3.500%, 04/25/26.......................................................   1,300   1,769,388
                                                                                      -----------
TOTAL FRANCE.................................................................          16,239,035
                                                                                      -----------
GERMANY -- (4.0%)
Kreditanstalt fur Wiederaufbau
      4.375%, 07/04/18.......................................................   1,610   2,354,759
      4.625%, 01/04/23.......................................................   1,120   1,736,531
                                                                                      -----------
TOTAL GERMANY................................................................           4,091,290
                                                                                      -----------
JAPAN -- (18.7%)
Japan Government Ten Year Bond
      1.400%, 12/20/18.......................................................  95,000   1,295,455
      0.800%, 09/20/20....................................................... 970,000  12,640,779

                                                                               FACE
                                                                              AMOUNT^      VALUE+
                                                                              -------      ------
                                                                               (000)

JAPAN -- (Continued)
Japan Government Twenty Year Bond
      0.800%, 06/20/23.......................................................  70,000 $   887,018
      2.200%, 09/20/26....................................................... 300,000   4,327,703
                                                                                      -----------
TOTAL JAPAN..................................................................          19,150,955
                                                                                      -----------
LUXEMBOURG -- (3.8%)
Luxembourg Government
      3.375%, 05/18/20.......................................................   2,800   3,940,891
                                                                                      -----------
NETHERLANDS -- (5.2%)
Bank Nederlandse Gemeenten NV
(g)   5.375%, 06/07/21.......................................................     600   1,150,506
Netherlands Government
      4.000%, 07/15/18.......................................................   1,490   2,157,800
      3.750%, 01/15/23.......................................................   1,350   1,985,035
                                                                                      -----------
TOTAL NETHERLANDS............................................................           5,293,341
                                                                                      -----------
NEW ZEALAND -- (3.0%)
New Zealand Government
      6.000%, 05/15/21.......................................................   3,200   3,106,188
                                                                                      -----------
NORWAY -- (2.9%)
Norway Government
      4.500%, 05/22/19.......................................................  14,900   2,942,896
                                                                                      -----------
SINGAPORE -- (3.5%)
Singapore Government
      3.125%, 09/01/22.......................................................   3,900   3,643,990
                                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (11.0%)
Council of Europe Development Bank
(e)   2.875%, 08/31/21.......................................................     500     650,823
European Investment Bank
(j)   1.400%, 06/20/17....................................................... 117,000   1,569,149
(g)   5.375%, 06/07/21.......................................................     580   1,117,959
(j)   1.900%, 01/26/26.......................................................  73,000     973,562
European Union
(e)   3.250%, 04/04/18.......................................................   1,560   2,142,053
(e)   3.000%, 09/04/26.......................................................     700     911,430
International Bank for Reconstruction & Development
(g)   5.400%, 06/07/21.......................................................   1,750   3,603,931

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
(j)   1.700%, 04/27/17....................................................... 20,000  $    276,264
                                                                                      ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                            11,245,171
                                                                                      ------------
SWEDEN -- (3.0%)
Sweden Government
      4.250%, 03/12/19....................................................... 17,600     3,088,764
                                                                                      ------------
UNITED KINGDOM -- (12.2%)
Network Rail Infrastructure Finance P.L.C.
      4.625%, 07/21/20.......................................................    900     1,733,623
      4.750%, 01/22/24.......................................................    200       393,024
United Kingdom Gilt
      1.000%, 09/07/17.......................................................  1,000     1,596,406

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                              -------       ------
                                                                               (000)

UNITED KINGDOM -- (Continued)
      3.750%, 09/07/20.......................................................  2,450  $  4,592,932
      5.000%, 03/07/25.......................................................  2,000     4,251,856
                                                                                      ------------
TOTAL UNITED KINGDOM.........................................................           12,567,841
                                                                                      ------------
TOTAL BONDS..................................................................           99,871,026
                                                                                      ------------
AGENCY OBLIGATIONS -- (2.7%)
Federal Home Loan Bank
      5.375%, 05/15/19.......................................................  1,000     1,263,715
      5.375%, 09/30/22.......................................................    500       651,652
      5.750%, 06/12/26.......................................................    100       134,984
Tennessee Valley Authority
      3.875%, 02/15/21.......................................................    600       704,290
                                                                                      ------------
TOTAL AGENCY OBLIGATIONS.....................................................            2,754,641
                                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,705,030)^^......................................................         $102,625,667
                                                                                      ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Austria...........................   --    $  4,110,737   --    $  4,110,737
   Canada............................   --       2,515,537   --       2,515,537
   Denmark...........................   --       3,963,020   --       3,963,020
   Finland...........................   --       3,971,370   --       3,971,370
   France............................   --      16,239,035   --      16,239,035
   Germany...........................   --       4,091,290   --       4,091,290
   Japan.............................   --      19,150,955   --      19,150,955
   Luxembourg........................   --       3,940,891   --       3,940,891
   Netherlands.......................   --       5,293,341   --       5,293,341
   New Zealand.......................   --       3,106,188   --       3,106,188
   Norway............................   --       2,942,896   --       2,942,896
   Singapore.........................   --       3,643,990   --       3,643,990
   Supranational Organization
     Obligations.....................   --      11,245,171   --      11,245,171
   Sweden............................   --       3,088,764   --       3,088,764
   United Kingdom....................   --      12,567,841   --      12,567,841
Agency Obligations...................   --       2,754,641   --       2,754,641
Forward Currency Contracts**.........   --       1,147,027   --       1,147,027
                                        --    ------------   --    ------------
TOTAL................................   --    $103,772,694   --    $103,772,694
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT          VALUE+
                                                                              ------          ------
                                                                              (000)
AGENCY OBLIGATIONS -- (66.7%)
Federal Farm Credit Bank
      5.580%, 07/03/13......................................................  $23,000    $24,134,935
      3.880%, 07/08/13......................................................    7,000      7,238,616
      4.920%, 08/26/13......................................................    4,125      4,331,258
      4.710%, 10/18/13......................................................    7,000      7,378,385
      4.900%, 01/16/14......................................................    5,700      6,084,112
      5.300%, 02/18/14......................................................   12,000     12,930,288
      5.250%, 06/05/14......................................................   14,400     15,708,773
      4.375%, 06/30/14......................................................    3,915      4,226,176
      3.000%, 09/22/14......................................................    7,000      7,403,585
      8.160%, 09/30/14......................................................    3,615      4,223,940
      4.700%, 12/10/14......................................................    4,000      4,393,044
      4.550%, 02/03/15......................................................    4,500      4,967,366
      4.375%, 02/17/15......................................................   14,300     15,743,328
      4.875%, 12/16/15......................................................   15,000     17,186,565
      6.030%, 03/21/16......................................................    4,700      5,621,717
      5.125%, 08/25/16......................................................    8,000      9,425,368
      4.875%, 01/17/17......................................................    9,435     11,149,792
      2.875%, 02/10/17......................................................   32,000     34,807,776
      5.050%, 03/08/17......................................................   10,000     11,823,010
      5.625%, 08/18/17......................................................    4,000      4,928,464
      5.100%, 09/03/19......................................................    9,000     11,278,548
      5.320%, 09/03/19......................................................   21,300     26,600,100
      5.150%, 11/15/19......................................................   11,200     14,106,064
      4.670%, 05/07/20......................................................    5,600      6,917,512
      5.350%, 08/07/20......................................................    6,700      8,666,450
      3.650%, 12/21/20......................................................   44,000     51,081,448
      5.250%, 03/02/21......................................................    6,100      7,707,094
      5.220%, 02/22/22......................................................    5,000      6,389,290
      5.210%, 12/19/22......................................................   21,200     26,989,868
      5.250%, 03/06/23......................................................    6,000      7,624,446
      5.220%, 05/15/23......................................................   48,100     61,732,406
Federal Home Loan Bank
      5.375%, 06/14/13......................................................   41,400     43,248,924
      4.500%, 09/16/13......................................................   11,000     11,524,810
      6.395%, 06/03/14......................................................    5,200      5,780,018
      5.250%, 06/18/14......................................................   50,300     54,994,952
      6.700%, 06/25/14......................................................   12,500     14,026,737
      5.500%, 08/13/14......................................................   35,500     39,281,602
      4.500%, 11/14/14......................................................    4,000      4,378,552
      2.875%, 06/12/15......................................................   15,000     16,037,880
      2.875%, 09/11/15......................................................   10,000     10,720,730
      1.375%, 12/11/15......................................................   10,000     10,297,800
      4.875%, 03/11/16......................................................   13,600     15,700,153
      5.375%, 05/18/16......................................................   44,000     51,978,476
      2.125%, 06/10/16......................................................   21,500     22,752,934

                                                                               FACE
                                                                              AMOUNT          VALUE+
                                                                              ------          ------
                                                                              (000)

      5.375%, 09/09/16...................................................... $  6,000 $    7,147,944
      5.125%, 10/19/16......................................................   14,700     17,364,066
      4.750%, 12/16/16......................................................   58,000     68,084,344
      3.625%, 03/10/17......................................................   20,000     22,522,360
      4.875%, 05/17/17......................................................   87,500    104,864,637
      5.000%, 11/17/17......................................................  112,600    136,581,435
      3.125%, 12/08/17......................................................   30,000     33,382,650
      1.750%, 12/14/18......................................................    5,000      5,164,505
      1.875%, 03/08/19......................................................    6,000      6,224,466
      5.375%, 05/15/19......................................................   20,750     26,222,086
      5.125%, 08/15/19......................................................    5,295      6,633,592
      4.500%, 09/13/19......................................................    5,000      6,067,165
      4.125%, 12/13/19......................................................   20,000     23,667,860
      4.125%, 03/13/20......................................................   55,000     65,574,575
      3.000%, 03/18/20......................................................   14,000     15,474,158
      3.375%, 06/12/20......................................................   29,000     32,602,322
      4.625%, 09/11/20......................................................   25,650     31,466,189
      5.000%, 03/12/21......................................................    5,200      6,551,230
      5.625%, 06/11/21......................................................   10,180     13,246,104
      2.625%, 12/10/21......................................................   37,345     39,421,382
      5.000%, 12/10/21......................................................   45,500     56,957,992
      2.500%, 03/11/22......................................................   11,000     11,504,515
      5.250%, 06/10/22......................................................    7,225      9,289,414
      5.750%, 06/10/22......................................................   19,500     25,693,570
      5.375%, 09/30/22......................................................   21,600     28,151,345
      4.750%, 03/10/23......................................................   49,200     60,690,316
      5.375%, 08/15/24......................................................    9,000     11,833,416
      4.375%, 03/13/26......................................................   20,100     24,164,803
Tennessee Valley Authority
      4.750%, 08/01/13......................................................   12,500     13,067,275
      4.375%, 06/15/15......................................................   13,500     15,023,866
      5.500%, 07/18/17......................................................   13,500     16,514,307
      6.250%, 12/15/17......................................................   46,000     58,789,656
      4.500%, 04/01/18......................................................   44,700     53,134,845
      3.875%, 02/15/21......................................................   45,000     52,821,765
      6.750%, 11/01/25......................................................   32,200     47,824,309
                                                                                      --------------
TOTAL AGENCY OBLIGATIONS....................................................           1,897,247,756
                                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (33.0%)
U.S. Treasury Bonds
      11.250%, 02/15/15.....................................................   25,000     31,931,650
      10.625%, 08/15/15.....................................................   11,000     14,423,750
      9.875%, 11/15/15......................................................   14,800     19,404,191
      9.250%, 02/15/16......................................................   16,500     21,636,912
      7.250%, 05/15/16......................................................   34,000     42,709,848

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                              FACE
                                                                             AMOUNT           VALUE+
                                                                             ------           ------
                                                                             (000)
      7.500%, 11/15/16.....................................................   $36,800    $47,713,482
      9.000%, 11/15/18.....................................................    16,200     24,354,416
      8.125%, 08/15/19.....................................................    22,800     33,980,915
      8.750%, 08/15/20.....................................................    39,400     62,593,677
      8.125%, 05/15/21.....................................................    39,100     61,506,138
      7.250%, 08/15/22.....................................................    35,000     54,058,585
      6.250%, 08/15/23.....................................................    35,000     51,526,580
      7.500%, 11/15/24.....................................................    41,300     67,706,188
      6.000%, 02/15/26.....................................................    37,000     55,158,897
      6.750%, 08/15/26.....................................................    47,500     75,740,222
U.S. Treasury Notes
      4.000%, 02/15/14.....................................................    10,500     11,107,856
      4.250%, 08/15/14.....................................................    15,500     16,764,211
      4.250%, 11/15/14.....................................................       500        545,625
      4.125%, 05/15/15.....................................................    10,000     11,061,720
      2.625%, 02/29/16.....................................................    22,400     24,197,242
      3.250%, 05/31/16.....................................................    10,000     11,073,440
      4.875%, 08/15/16.....................................................    18,200     21,419,125

                                                                              FACE
                                                                             AMOUNT           VALUE+
                                                                             ------           ------
                                                                             (000)
      3.000%, 09/30/16.....................................................   $37,000 $   40,841,636
      3.125%, 04/30/17.....................................................    30,000     33,581,250
      2.250%, 07/31/18.....................................................    61,000     66,165,968
      3.625%, 02/15/20.....................................................    30,500     36,190,141
                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS............................................              937,393,665
                                                                                      --------------

                                                                             SHARES
                                                                             ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      BlackRock Liquidity Funds FedFund Portfolio.......................... 8,747,868      8,747,868
                                                                                      --------------

TOTAL INVESTMENTS -- (100.0%) (Cost $2,575,179,075)^^......................           $2,843,389,289
                                                                                      ==============

Summary of Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $1,897,247,756   --    $1,897,247,756
U.S. Treasury Obligations.....         --    937,393,665   --       937,393,665
Temporary Cash Investments.... $8,747,868             --   --         8,747,868
                               ---------- --------------   --    --------------
TOTAL......................... $8,747,868 $2,834,641,421   --    $2,843,389,289
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
AGENCY OBLIGATIONS -- (3.7%)
Federal Farm Credit Bank
      4.875%, 12/16/15....................................................... $ 1,935 $ 2,217,067
Federal Home Loan Bank
#     4.875%, 05/17/17.......................................................  16,500  19,774,474
Federal Home Loan Mortgage Corporation
      5.125%, 10/18/16.......................................................   5,000   5,900,030
#     5.000%, 04/18/17.......................................................  14,000  16,711,548
      1.250%, 05/12/17.......................................................   5,000   5,101,795
Federal National Mortgage Association
      4.875%, 12/15/16.......................................................   5,000   5,887,535
#     1.250%, 01/30/17.......................................................   5,000   5,106,960
      5.000%, 02/13/17.......................................................   5,000   5,934,945
Tennessee Valley Authority
      6.000%, 03/15/13.......................................................   4,000   4,143,896
                                                                                      -----------
TOTAL AGENCY OBLIGATIONS.....................................................          70,778,250
                                                                                      -----------
BONDS -- (88.5%)
3M Co.
#     1.000%, 06/26/17.......................................................   7,000   7,051,261
ACE INA Holdings, Inc.
      5.600%, 05/15/15.......................................................   3,567   4,003,647
#     2.600%, 11/23/15.......................................................   9,000   9,422,010
Adobe Systems, Inc.
      3.250%, 02/01/15.......................................................   3,000   3,170,457
Aetna, Inc.
      6.000%, 06/15/16.......................................................   5,000   5,826,295
Aflac, Inc.
      3.450%, 08/15/15.......................................................   1,875   2,000,873
      2.650%, 02/15/17.......................................................   4,000   4,153,208
African Development Bank
      3.000%, 05/27/14.......................................................   7,000   7,336,140
Air Products & Chemicals, Inc.
      2.000%, 08/02/16.......................................................  12,850  13,312,818
Allstate Corp. (The)
#     7.500%, 06/15/13.......................................................   2,100   2,226,000
      6.200%, 05/16/14.......................................................   6,000   6,584,766
American Express Credit Corp.
#     5.875%, 05/02/13.......................................................   1,000   1,038,809
      7.300%, 08/20/13.......................................................   3,800   4,057,241
      2.800%, 09/19/16.......................................................   6,500   6,959,102
Ameriprise Financial, Inc.
      5.650%, 11/15/15.......................................................   2,000   2,283,568
Amgen, Inc.
#     4.850%, 11/18/14.......................................................   5,569   6,052,289

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)

Anadarko Petroleum Corp.
      5.950%, 09/15/16....................................................... $ 5,275 $ 6,104,061
Analog Devices, Inc.
      5.000%, 07/01/14.......................................................   1,500   1,621,656
Anheuser-Busch Cos., Inc.
      5.000%, 01/15/15.......................................................   2,000   2,191,088
#     5.050%, 10/15/16.......................................................   5,303   6,071,755
AON Corp.
      3.500%, 09/30/15.......................................................   3,000   3,147,354
Appalachian Power Co.
      5.650%, 08/15/12.......................................................     600     600,990
Archer-Daniels-Midland Co.
      7.125%, 03/01/13.......................................................     800     830,899
Arrow Electronics, Inc.
      6.875%, 07/01/13.......................................................   3,000   3,155,943
Asian Development Bank
#     2.625%, 02/09/15.......................................................   8,000   8,453,600
      1.125%, 03/15/17.......................................................   5,000   5,115,585
Assurant, Inc.
      5.625%, 02/15/14.......................................................   3,000   3,140,649
AT&T, Inc.
#     2.500%, 08/15/15.......................................................   8,000   8,428,968
#     2.400%, 08/15/16.......................................................   1,000   1,053,296
Austria Government International Bond
      3.250%, 06/25/13.......................................................   5,000   5,121,000
      1.750%, 06/17/16.......................................................   3,000   3,081,360
AutoZone, Inc.
      5.875%, 10/15/12.......................................................   1,760   1,778,440
      6.950%, 06/15/16.......................................................     751     886,366
Avnet, Inc.
      6.000%, 09/01/15.......................................................   2,000   2,200,460
Baltimore Gas & Electric Co.
      6.125%, 07/01/13.......................................................   3,750   3,933,600
Bank Nederlandse Gemeenten NV
      2.750%, 07/01/15.......................................................  14,000  14,616,392
Bank of New York Mellon Corp. (The)
      4.950%, 11/01/12.......................................................   2,500   2,528,182
#     4.300%, 05/15/14.......................................................   2,000   2,134,788
#     2.950%, 06/18/15.......................................................   6,314   6,700,890
Bank of Nova Scotia
      2.375%, 12/17/13.......................................................   7,000   7,169,617
      3.400%, 01/22/15.......................................................   2,000   2,122,846
      2.900%, 03/29/16.......................................................  10,000  10,515,420
Barclays Bank P.L.C.
#     5.450%, 09/12/12.......................................................   6,700   6,733,755

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
      5.200%, 07/10/14.......................................................  $7,000  $7,404,159
Barrick Gold Finance Co.
      4.875%, 11/15/14.......................................................   5,000   5,393,830
Baxter International, Inc.
      1.800%, 03/15/13.......................................................   2,750   2,773,361
BB&T Corp.
      3.375%, 09/25/13.......................................................   3,650   3,759,000
#     5.700%, 04/30/14.......................................................   8,000   8,667,944
Belgium Government International Bond
      4.250%, 09/03/13.......................................................   1,000   1,031,700
      2.750%, 03/05/15.......................................................   2,000   2,052,720
Bemis Co., Inc.
      5.650%, 08/01/14.......................................................   2,000   2,176,994
Berkshire Hathaway Finance Corp.
      4.850%, 01/15/15.......................................................   5,000   5,513,455
Berkshire Hathaway, Inc.
#     2.200%, 08/15/16.......................................................   5,000   5,229,110
BHP Billiton Finance USA, Ltd.
      5.500%, 04/01/14.......................................................   2,000   2,166,982
      1.625%, 02/24/17.......................................................   8,115   8,275,872
Black Hills Corp.
      6.500%, 05/15/13.......................................................   1,500   1,557,868
BlackRock, Inc.
      2.250%, 12/10/12.......................................................   1,865   1,875,541
      3.500%, 12/10/14.......................................................   6,500   6,928,805
BNP Paribas SA
      3.250%, 03/11/15.......................................................   4,000   4,088,000
Boeing Co. (The)
      1.875%, 11/20/12.......................................................   3,500   3,516,054
Boston Scientific Corp.
      6.400%, 06/15/16.......................................................   1,000   1,164,359
BP Capital Markets P.L.C.
      3.750%, 06/17/13.......................................................   2,500   2,567,375
      5.250%, 11/07/13.......................................................   3,000   3,181,293
#     3.125%, 10/01/15.......................................................   5,700   6,096,184
Bristol-Myers Squibb Co.
      5.250%, 08/15/13.......................................................   6,531   6,862,468
British Columbia, Province of Canada
#     2.850%, 06/15/15.......................................................   4,000   4,263,600
      2.100%, 05/18/16.......................................................   5,000   5,277,000
British Telecommunications P.L.C.
#     2.000%, 06/22/15.......................................................   8,665   8,853,568
Brown-Forman Corp.
      5.000%, 02/01/14.......................................................   1,510   1,609,424

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)

Caisse d'Amortissement de la Dette Sociale
#     2.375%, 03/31/16....................................................... $ 5,000 $ 5,187,500
      2.125%, 04/12/17.......................................................  14,800  15,101,920
Campbell Soup Co.
      4.875%, 10/01/13.......................................................   3,100   3,256,097
Canadian Government
      0.875%, 02/14/17.......................................................  10,000  10,105,000
Canadian National Railway Co.
      4.400%, 03/15/13.......................................................   3,450   3,531,620
Canadian Natural Resources, Ltd.
      5.150%, 02/01/13.......................................................   3,000   3,067,455
Capital One Financial Corp.
      6.250%, 11/15/13.......................................................   1,200   1,271,054
      7.375%, 05/23/14.......................................................  11,000  12,132,208
      2.150%, 03/23/15.......................................................   2,000   2,031,414
Caterpillar Financial Services Corp.
      6.200%, 09/30/13.......................................................   5,096   5,437,264
      4.750%, 02/17/15.......................................................   3,500   3,847,694
#     2.650%, 04/01/16.......................................................   4,000   4,228,208
CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.......................................................   1,470   1,538,182
Charles Schwab Corp. (The)
#     4.950%, 06/01/14.......................................................  11,667  12,535,025
Cigna Corp.
      2.750%, 11/15/16.......................................................   2,325   2,435,530
Cisco Systems, Inc.
      1.625%, 03/14/14.......................................................   8,750   8,935,220
Citigroup, Inc.
      5.300%, 10/17/12.......................................................   2,000   2,019,012
#     6.500%, 08/19/13.......................................................  11,000  11,559,416
Coca-Cola Co. (The)
#     1.500%, 11/15/15.......................................................   5,325   5,470,032
Coca-Cola Refreshments USA, Inc.
      7.375%, 03/03/14.......................................................   2,100   2,320,351
Comcast Cable Communications Holdings, Inc.
#     8.375%, 03/15/13.......................................................   2,300   2,413,303
Comcast Corp.
      5.300%, 01/15/14.......................................................   1,000   1,064,454
      6.500%, 01/15/17.......................................................   5,000   6,048,960
Comerica, Inc.
      3.000%, 09/16/15.......................................................   2,000   2,091,074
Commonwealth Bank of Australia
      2.500%, 12/10/12.......................................................   1,400   1,410,615
#     2.700%, 11/25/14.......................................................   2,000   2,093,600

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Computer Sciences Corp.
      5.000%, 02/15/13....................................................... $ 1,500 $ 1,530,000
Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13.......................................................     600     617,591
Constellation Energy Group, Inc.
      4.550%, 06/15/15.......................................................   8,000   8,672,608
Council of Europe Development Bank
      2.750%, 02/10/15.......................................................   6,000   6,304,800
      1.500%, 06/19/17.......................................................   2,000   2,026,600
Credit Suisse New York AG
      5.000%, 05/15/13.......................................................   8,400   8,663,911
Credit Suisse USA, Inc.
      5.125%, 01/15/14.......................................................     500     525,756
      4.875%, 01/15/15.......................................................   4,000   4,322,516
CSX Corp.
      5.500%, 08/01/13.......................................................     500     523,830
CVS Caremark Corp.
      4.875%, 09/15/14.......................................................   6,500   7,059,221
Daimler Finance North America LLC
#     6.500%, 11/15/13.......................................................  12,300  13,194,985
Dell, Inc.
      4.700%, 04/15/13.......................................................     600     617,200
      1.400%, 09/10/13.......................................................   5,000   5,048,370
      2.300%, 09/10/15.......................................................   2,701   2,802,949
Detroit Edison Co. (The)
      6.400%, 10/01/13.......................................................     600     639,044
Deutsche Bank AG
      4.875%, 05/20/13.......................................................   1,100   1,133,712
      3.875%, 08/18/14.......................................................   3,200   3,354,285
Deutsche Telekom International Finance BV
      5.250%, 07/22/13.......................................................   1,500   1,563,238
      4.875%, 07/08/14.......................................................   1,000   1,062,614
Development Bank of Japan, Inc.
      2.875%, 04/20/15.......................................................   2,000   2,121,864
Devon Energy Corp.
      5.625%, 01/15/14.......................................................   1,100   1,176,042
Diageo Capital P.L.C.
      5.200%, 01/30/13.......................................................     600     614,063
      7.375%, 01/15/14.......................................................   2,535   2,782,609
Diageo Finance BV
      3.250%, 01/15/15.......................................................   5,000   5,306,650
DIRECTV Holdings LLC
#     4.750%, 10/01/14.......................................................   3,000   3,235,254
      3.550%, 03/15/15.......................................................   9,000   9,533,556

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)

Dominion Resources, Inc.
      5.000%, 03/15/13....................................................... $   600 $   616,154
      1.950%, 08/15/16.......................................................  11,000  11,298,859
Dover Corp.
      4.875%, 10/15/15.......................................................   6,000   6,718,236
Dow Chemical Co. (The)
      6.000%, 10/01/12.......................................................   2,000   2,016,884
Dr. Pepper Snapple Group, Inc.
      2.900%, 01/15/16.......................................................  12,029  12,764,200
DTE Energy Co.
      7.625%, 05/15/14.......................................................   1,000   1,113,585
Duke Energy Corp.
      3.950%, 09/15/14.......................................................   1,070   1,136,658
Duke Energy Ohio, Inc.
      5.700%, 09/15/12.......................................................     450     452,754
E.I. Du Pont de Nemours & Co.
      3.250%, 01/15/15.......................................................   6,000   6,395,202
Eastman Chemical Co.
      3.000%, 12/15/15.......................................................   4,000   4,164,064
Eaton Corp.
      5.950%, 03/20/14.......................................................     600     649,450
eBay, Inc.
      0.875%, 10/15/13.......................................................   7,200   7,249,637
      1.625%, 10/15/15.......................................................   2,300   2,377,572
Emerson Electric Co.
      5.625%, 11/15/13.......................................................     905     962,934
Enbridge Energy Partners LP
      4.750%, 06/01/13.......................................................     800     825,767
      5.875%, 12/15/16.......................................................   1,000   1,152,901
EnCana Holdings Finance Corp.
      5.800%, 05/01/14.......................................................   1,500   1,614,418
Energy Transfer Partners LP
      6.000%, 07/01/13.......................................................   2,250   2,343,908
Enterprise Products Operating LLC
      9.750%, 01/31/14.......................................................     600     676,393
      5.000%, 03/01/15.......................................................   1,000   1,093,221
EOG Resources, Inc.
      2.950%, 06/01/15.......................................................   5,000   5,279,760
      2.500%, 02/01/16.......................................................   2,549   2,671,276
Eurofima
      4.250%, 02/04/14.......................................................   3,000   3,155,400
      5.250%, 04/07/16.......................................................   5,000   5,671,000
European Bank for Reconstruction & Development
      2.750%, 04/20/15.......................................................   2,000   2,121,990
European Investment Bank
      2.750%, 03/23/15.......................................................   3,000   3,168,150

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
#     4.875%, 01/17/17....................................................... $ 5,000 $ 5,804,500
#     1.625%, 06/15/17.......................................................   4,000   4,099,200
Exelon Corp.
      4.900%, 06/15/15.......................................................  13,500  14,767,016
Export Development Canada
      2.250%, 05/28/15.......................................................   1,000   1,053,778
      1.250%, 10/26/16.......................................................   3,000   3,090,621
Fifth Third Bancorp
      6.250%, 05/01/13.......................................................   1,000   1,039,998
#     3.625%, 01/25/16.......................................................  12,185  12,996,375
France Telecom SA
      4.375%, 07/08/14.......................................................   3,350   3,537,891
      2.125%, 09/16/15.......................................................   5,000   5,088,715
French Treasury Note BTAN
(e)   1.750%, 02/25/17.......................................................  23,000  29,536,014
General Electric Capital Corp.
      4.800%, 05/01/13.......................................................   1,000   1,031,969
      3.750%, 11/14/14.......................................................   3,000   3,173,889
      2.250%, 11/09/15.......................................................   2,000   2,057,962
      2.950%, 05/09/16.......................................................   4,000   4,206,024
General Electric Co.
      5.000%, 02/01/13.......................................................   8,700   8,898,230
Goldman Sachs Group, Inc. (The)
#     5.250%, 04/01/13.......................................................   3,000   3,078,429
#     6.000%, 05/01/14.......................................................   1,200   1,280,795
      5.125%, 01/15/15.......................................................   5,900   6,252,755
#     3.625%, 02/07/16.......................................................   5,000   5,117,315
Goodrich Corp.
      6.290%, 07/01/16.......................................................   4,000   4,729,452
Google, Inc.
      2.125%, 05/19/16.......................................................  14,700  15,495,990
Hartford Financial Services Group, Inc.
#     4.625%, 07/15/13.......................................................   2,652   2,729,629
      4.000%, 03/30/15.......................................................   2,000   2,103,012
Hershey Co. (The)
      4.850%, 08/15/15.......................................................     500     560,725
      1.500%, 11/01/16.......................................................   5,000   5,146,390
Hess Corp.
#     7.000%, 02/15/14.......................................................   3,100   3,386,356
Hewlett-Packard Co.
#     1.250%, 09/13/13.......................................................   4,550   4,561,070
      6.125%, 03/01/14.......................................................   4,100   4,397,926
      2.200%, 12/01/15.......................................................   3,000   3,039,531
HJ Heinz Co.
      1.500%, 03/01/17.......................................................   6,185   6,232,352
Howard Hughes Medical Institute
      3.450%, 09/01/14.......................................................   1,285   1,365,487

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
HSBC Finance Corp.
      4.750%, 07/15/13....................................................... $ 3,000 $ 3,102,456
      5.500%, 01/19/16.......................................................   2,000   2,198,428
Husky Energy, Inc.
#     5.900%, 06/15/14.......................................................   4,600   5,012,247
ICI Wilmington, Inc.
      5.625%, 12/01/13.......................................................   1,000   1,051,814
Intel Corp.
#     1.950%, 10/01/16.......................................................  12,000  12,600,420
Inter-American Development Bank
      1.625%, 07/15/13.......................................................   3,000   3,039,786
International Bank for Reconstruction & Development
      5.500%, 11/25/13.......................................................   2,000   2,135,080
      2.375%, 05/26/15.......................................................   2,000   2,111,528
      1.000%, 09/15/16.......................................................   2,000   2,035,278
International Business Machines Corp.
      2.100%, 05/06/13.......................................................   3,355   3,399,185
International Finance Corp.
      2.750%, 04/20/15.......................................................   3,000   3,185,061
Japan Finance Corp.
      2.125%, 11/05/12.......................................................   2,000   2,009,824
      2.250%, 07/13/16.......................................................   5,000   5,271,765
John Deere Capital Corp.
      1.875%, 06/17/13.......................................................   6,725   6,810,024
      2.000%, 01/13/17.......................................................   6,600   6,857,822
Johnson & Johnson
#     2.150%, 05/15/16.......................................................   2,000   2,108,312
Johnson Controls, Inc.
      4.875%, 09/15/13.......................................................   1,000   1,043,945
      2.600%, 12/01/16.......................................................   5,600   5,833,906
JPMorgan Chase & Co.
      4.650%, 06/01/14.......................................................   6,000   6,376,518
#     3.400%, 06/24/15.......................................................   2,500   2,625,188
#     3.150%, 07/05/16.......................................................   5,000   5,256,995
KeyCorp
      6.500%, 05/14/13.......................................................   1,500   1,563,218
Kimberly-Clark Corp.
      5.000%, 08/15/13.......................................................     400     419,369
Kinder Morgan Energy Partners LP
      5.850%, 09/15/12.......................................................     600     603,604
      5.000%, 12/15/13.......................................................   2,000   2,108,886
#     3.500%, 03/01/16.......................................................  11,000  11,744,832
Kingdom of Denmark
      0.875%, 02/19/13.......................................................   5,600   5,618,816
Kommunalbanken AS
      2.750%, 05/05/15.......................................................   4,000   4,221,200

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
      2.375%, 01/19/16....................................................... $ 1,500 $ 1,575,450
Koninklijke Philips Electronics NV
      7.250%, 08/15/13.......................................................   1,500   1,597,694
Kreditanstalt fur Wiederaufbau AG
      1.250%, 10/26/15.......................................................   4,000   4,089,200
#     2.625%, 02/16/16.......................................................   5,000   5,339,000
      2.000%, 06/01/16.......................................................   1,000   1,048,600
      4.875%, 01/17/17.......................................................   5,000   5,866,785
Kroger Co. (The)
      5.500%, 02/01/13.......................................................   1,800   1,842,579
Landeskreditbank Baden-Wuerttemberg Foerderbank
      2.250%, 07/15/16.......................................................   7,800   8,147,256
Landwirtschaftliche Rentenbank
#     4.125%, 07/15/13.......................................................   3,600   3,730,000
      3.125%, 07/15/15.......................................................   4,000   4,288,796
      2.500%, 02/15/16.......................................................   5,000   5,299,000
Lowe's Cos, Inc.
      5.000%, 10/15/15.......................................................  10,000  11,276,760
Macy's Retail Holdings, Inc.
      7.450%, 10/15/16.......................................................   4,636   5,404,862
Manitoba, Province of Canada
#     2.625%, 07/15/15.......................................................   8,000   8,499,200
Marsh & McLennan Cos, Inc.
      2.300%, 04/01/17.......................................................   9,080   9,171,871
McKesson Corp.
      6.500%, 02/15/14.......................................................   1,600   1,736,928
Medtronic, Inc.
#     3.000%, 03/15/15.......................................................   6,500   6,879,964
Merck & Co., Inc.
#     4.750%, 03/01/15.......................................................   3,000   3,322,872
MetLife, Inc.
      5.375%, 12/15/12.......................................................     600     610,919
#     5.500%, 06/15/14.......................................................   2,081   2,248,920
      5.000%, 06/15/15.......................................................   5,000   5,523,310
#     6.750%, 06/01/16.......................................................   3,000   3,547,176
Microsoft Corp.
#     2.500%, 02/08/16.......................................................  11,000  11,707,564
Municipality Finance P.L.C.
      2.375%, 05/16/16.......................................................  10,000  10,487,860
NASDAQ OMX Group, Inc. (The)
      4.000%, 01/15/15.......................................................   3,400   3,525,361
National Australia Bank, Ltd.
#     5.350%, 06/12/13.......................................................   2,000   2,081,636
      3.375%, 07/08/14.......................................................   3,000   3,159,180

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)

National City Corp.
      4.900%, 01/15/15....................................................... $11,273 $12,314,242
National Grid P.L.C.
      6.300%, 08/01/16.......................................................   2,200   2,547,954
Nederlandse Waterschapsbank NV
      3.000%, 03/17/15.......................................................   3,000   3,145,320
      2.125%, 06/16/16.......................................................   6,000   6,143,880
Nestle Holdings, Inc.
      2.125%, 03/12/14.......................................................   6,500   6,670,430
Network Rail Infrastructure Finance P.L.C.
      1.250%, 08/31/16.......................................................   4,600   4,702,525
NextEra Energy Capital Holdings, Inc.
      2.550%, 11/15/13.......................................................   1,350   1,372,799
NIBC Bank NV
      2.800%, 12/02/14.......................................................   3,000   3,124,197
Nisource Finance Corp.
      6.150%, 03/01/13.......................................................     455     469,501
Nomura Holdings, Inc.
      5.000%, 03/04/15.......................................................   3,000   3,139,005
Nordic Investment Bank
      2.500%, 07/15/15.......................................................   5,000   5,295,500
#     2.250%, 03/15/16.......................................................   6,000   6,366,360
Northern States Power Co.
      8.000%, 08/28/12.......................................................     800     804,158
Northern Trust Corp.
      5.500%, 08/15/13.......................................................   2,000   2,102,698
Northrop Grumman Corp.
      3.700%, 08/01/14.......................................................   1,500   1,578,586
Novartis Capital Corp.
      2.900%, 04/24/15.......................................................   2,200   2,342,716
Nucor Corp.
#     4.875%, 10/01/12.......................................................   4,200   4,226,489
Occidental Petroleum Corp.
      1.450%, 12/13/13.......................................................   4,355   4,413,000
      2.500%, 02/01/16.......................................................   5,361   5,654,316
Oesterreichische Kontrollbank AG
#     1.750%, 10/05/15.......................................................   1,900   1,946,170
#     2.000%, 06/03/16.......................................................   3,800   3,916,280
Omnicom Group, Inc.
      5.900%, 04/15/16.......................................................   1,475   1,705,156
ONEOK Partners LP
      6.150%, 10/01/16.......................................................   9,732  11,380,260
Ontario Electricity Financial Corp.
      7.450%, 03/31/13.......................................................   1,000   1,045,574

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Ontario, Province of Canada
      2.300%, 05/10/16....................................................... $10,000 $10,529,000
#     4.950%, 11/28/16.......................................................  10,000  11,693,000
Oracle Corp.
      3.750%, 07/08/14.......................................................   5,100   5,418,143
#     5.250%, 01/15/16.......................................................   4,000   4,612,328
PACCAR, Inc.
      6.875%, 02/15/14.......................................................   1,500   1,641,768
Pacific Gas & Electric Co.
      4.800%, 03/01/14.......................................................   1,900   2,022,972
PepsiCo, Inc.
      0.875%, 10/25/13.......................................................     800     803,192
      3.100%, 01/15/15.......................................................     868     917,425
Petro-Canada
      4.000%, 07/15/13.......................................................     680     701,043
Philip Morris International, Inc.
      4.875%, 05/16/13.......................................................   6,450   6,675,292
      6.875%, 03/17/14.......................................................   3,800   4,187,015
      1.625%, 03/20/17.......................................................   5,000   5,118,855
Pitney Bowes, Inc.
      3.875%, 06/15/13.......................................................   5,000   5,111,895
#     4.750%, 01/15/16.......................................................   3,000   3,084,303
Plains All American Pipeline LP
      4.250%, 09/01/12.......................................................   4,170   4,179,983
PNC Funding Corp.
      5.400%, 06/10/14.......................................................     500     540,578
Potash Corp. of Saskatchewan, Inc.
      3.750%, 09/30/15.......................................................   3,000   3,232,440
PPG Industries, Inc.
      1.900%, 01/15/16.......................................................   3,845   3,957,905
PPL Energy Supply LLC
      6.300%, 07/15/13.......................................................     600     631,325
      5.400%, 08/15/14.......................................................     900     964,978
Praxair, Inc.
      2.125%, 06/14/13.......................................................   3,040   3,080,590
Principal Financial Group, Inc.
      7.875%, 05/15/14.......................................................     760     853,279
Procter & Gamble Co. (The)
#     1.800%, 11/15/15.......................................................   5,000   5,184,815
Prudential Financial, Inc.
#     5.100%, 09/20/14.......................................................   2,365   2,560,552
      3.000%, 05/12/16.......................................................   9,000   9,359,838
PSEG Power LLC
#     5.000%, 04/01/14.......................................................   1,000   1,061,118
Quest Diagnostics, Inc.
      5.450%, 11/01/15.......................................................   1,000   1,121,901
Questar Corp.
      2.750%, 02/01/16.......................................................   9,390   9,805,780

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Qwest Corp.
      7.500%, 10/01/14....................................................... $ 5,458 $ 6,124,378
      6.500%, 06/01/17.......................................................   1,000   1,146,625
Rabobank Nederland NV
      4.200%, 05/13/14.......................................................   6,000   6,295,050
      2.125%, 10/13/15.......................................................  16,465  16,732,984
Raytheon Co.
#     1.625%, 10/15/15.......................................................   3,000   3,074,190
Republic of Finland
      2.250%, 03/17/16.......................................................   7,000   7,406,700
Reynolds American, Inc.
      7.250%, 06/01/13.......................................................   1,000   1,052,070
#     7.625%, 06/01/16.......................................................   1,187   1,434,569
Rio Tinto Finance USA, Ltd.
      2.500%, 05/20/16.......................................................   8,347   8,769,358
#     2.250%, 09/20/16.......................................................   3,000   3,134,340
Royal Bank of Canada
#     2.100%, 07/29/13.......................................................   4,500   4,575,650
      2.300%, 07/20/16.......................................................   5,500   5,727,640
Ryder System, Inc.
      6.000%, 03/01/13.......................................................     600     615,399
Safeway, Inc.
      5.800%, 08/15/12.......................................................     500     500,865
      5.625%, 08/15/14.......................................................   1,000   1,073,550
Saskatchewan, Province of Canada
      7.375%, 07/15/13.......................................................   9,000   9,610,092
Sempra Energy
#     6.500%, 06/01/16.......................................................   8,000   9,516,256
Shell International Finance BV
      3.100%, 06/28/15.......................................................   3,000   3,220,890
Societe Financement del'Economie Francaise
      3.375%, 05/05/14.......................................................   2,000   2,091,432
      2.875%, 09/22/14.......................................................   3,000   3,122,814
Southern California Edison Co.
#     5.750%, 03/15/14.......................................................     800     865,245
Southern Power Co.
      4.875%, 07/15/15.......................................................   2,000   2,197,710
Southwest Airlines Co.
      5.250%, 10/01/14.......................................................   3,000   3,248,382
Spectra Energy Capital LLC
      5.668%, 08/15/14.......................................................   1,500   1,624,767
St. Jude Medical, Inc.
      2.200%, 09/15/13.......................................................   1,500   1,525,562
      3.750%, 07/15/14.......................................................   2,000   2,115,166
State Street Corp.
      4.300%, 05/30/14.......................................................   5,500   5,865,756
      2.875%, 03/07/16.......................................................   6,000   6,421,038

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
SunTrust Banks, Inc.
      5.250%, 11/05/12....................................................... $ 3,100 $ 3,136,574
Svensk Exportkredit AB
#     2.125%, 07/13/16.......................................................  10,000  10,367,000
      1.750%, 05/30/17.......................................................   5,000   5,079,695
Tampa Electric Co.
      6.375%, 08/15/12.......................................................     600     601,106
Target Corp.
      4.000%, 06/15/13.......................................................   1,000   1,029,880
TD Ameritrade Holding Corp.
#     4.150%, 12/01/14.......................................................   8,569   9,092,694
Texas Instruments, Inc.
      2.375%, 05/16/16.......................................................   9,247   9,776,243
Thermo Fisher Scientific, Inc.
      3.200%, 05/01/15.......................................................   1,300   1,378,676
Time Warner Cable, Inc.
      6.200%, 07/01/13.......................................................   3,300   3,460,829
#     3.500%, 02/01/15.......................................................   8,000   8,485,384
Time Warner, Inc.
      5.875%, 11/15/16.......................................................  12,484  14,765,863
TJX Cos., Inc.
      4.200%, 08/15/15.......................................................   1,575   1,728,188
Toronto-Dominion Bank (The)
#     2.375%, 10/19/16.......................................................   3,000   3,143,421
Total Capital SA
#     3.125%, 10/02/15.......................................................   5,000   5,353,950
Toyota Motor Credit Corp.
      2.800%, 01/11/16.......................................................  10,500  11,251,611
      2.000%, 09/15/16.......................................................   5,000   5,185,320
Transatlantic Holdings, Inc.
      5.750%, 12/14/15.......................................................   1,000   1,104,538
TransCanada PipeLines, Ltd.
      4.000%, 06/15/13.......................................................   1,400   1,443,163
      0.875%, 03/02/15.......................................................   3,900   3,924,418
#     3.400%, 06/01/15.......................................................   6,000   6,410,874
Travelers Cos., Inc. (The)
#     5.500%, 12/01/15.......................................................   8,500   9,643,947
U.S. Bancorp
      2.000%, 06/14/13.......................................................   3,000   3,045,159
      4.200%, 05/15/14.......................................................   7,035   7,499,240
      3.150%, 03/04/15.......................................................   3,000   3,183,432
UBS AG
      2.250%, 08/12/13.......................................................   5,000   5,058,735
      3.875%, 01/15/15.......................................................   8,500   8,889,530
Unilever Capital Corp.
      2.750%, 02/10/16.......................................................   9,080   9,653,856
Union Bank NA
#     3.000%, 06/06/16.......................................................  12,000  12,624,768

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
United Technologies Corp.
#     4.875%, 05/01/15....................................................... $   900 $ 1,002,213
UnitedHealth Group, Inc.
      4.750%, 02/10/14.......................................................   3,390   3,591,874
#     5.000%, 08/15/14.......................................................   3,400   3,684,621
Unum Group
#     7.125%, 09/30/16.......................................................   9,400  10,945,952
Valero Energy Corp.
      4.500%, 02/01/15.......................................................   2,000   2,149,422
Veolia Environnement SA
      5.250%, 06/03/13.......................................................     800     824,390
Verizon Communications, Inc.
      4.350%, 02/15/13.......................................................   2,600   2,654,036
      5.550%, 02/15/16.......................................................   3,000   3,480,993
#     2.000%, 11/01/16.......................................................   6,000   6,244,368
Viacom, Inc.
      2.500%, 12/15/16.......................................................   4,000   4,168,940
Vodafone Group P.L.C.
#     2.875%, 03/16/16.......................................................  11,995  12,727,715
Wal-Mart Stores, Inc.
      2.875%, 04/01/15.......................................................   5,900   6,271,552
      2.800%, 04/15/16.......................................................   8,000   8,607,784
Walt Disney Co. (The)
      4.700%, 12/01/12.......................................................     500     507,168
#     1.125%, 02/15/17.......................................................  12,000  12,105,228
Waste Management, Inc.
      6.375%, 11/15/12.......................................................     655     665,211
      5.000%, 03/15/14.......................................................     258     275,287
#     2.600%, 09/01/16.......................................................   2,494   2,602,412
Weatherford International, Ltd.
#     4.950%, 10/15/13.......................................................   1,045   1,092,677
Wells Fargo & Co.
#     5.250%, 10/23/12.......................................................   6,350   6,422,930
#     2.625%, 12/15/16.......................................................   5,000   5,259,180
Western Union Co. (The)
      6.500%, 02/26/14.......................................................   1,600   1,740,946
Westpac Banking Corp.
      3.000%, 08/04/15.......................................................   7,000   7,353,563
      3.000%, 12/09/15.......................................................   6,500   6,810,050
Westpac Securities, Ltd.
      3.450%, 07/28/14.......................................................   1,000   1,056,600
Whirlpool Corp.
      7.750%, 07/15/16.......................................................   5,000   5,838,350
Williams Partners LP
      3.800%, 02/15/15.......................................................   1,700   1,807,899
WR Berkley Corp.
      5.875%, 02/15/13.......................................................   1,000   1,022,953
Xerox Corp.
      4.250%, 02/15/15.......................................................   9,009   9,601,666

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT            VALUE+
                                                                              ------            ------
                                                                               (000)
XTO Energy, Inc.
      4.900%, 02/01/14.....................................................      $1,900 $    2,027,296
Yum! Brands, Inc.
      6.250%, 04/15/16.....................................................       9,040     10,521,412
                                                                                        --------------
TOTAL BONDS................................................................              1,676,603,294
                                                                                        --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)            VALUE+
                                                                              -------           ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@ DFA Short Term Investment Fund                                         146,000,000   $146,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $974,069) to be repurchased at $954,975............................        $955        954,970
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                        146,954,970
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,853,636,383)^^..................................................             $1,894,336,514
                                                                                        ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   70,778,250   --    $   70,778,250
  Bonds.........................   --     1,676,603,294   --     1,676,603,294
  Securities Lending Collateral.   --       146,954,970   --       146,954,970
  Forward Currency Contracts**..   --           271,052   --           271,052
                                   --    --------------   --    --------------
  TOTAL.........................         $1,894,607,566   --    $1,894,607,566
                                   ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT      VALUE+
                                                                              ------      ------
                                                                              (000)
AGENCY OBLIGATIONS -- (5.6%)
Federal Farm Credit Bank
      4.800%, 02/13/23....................................................... $  900 $ 1,116,588
Federal Home Loan Bank
      3.625%, 06/11/21.......................................................  5,000   5,733,980
      5.250%, 12/09/22.......................................................  4,000   5,162,148
#     5.375%, 08/15/24.......................................................  2,000   2,629,648
      5.750%, 06/12/26.......................................................  3,580   4,832,445
Federal Home Loan Mortgage Corporation
#     3.750%, 03/27/19.......................................................  6,600   7,676,500
Federal National Mortgage Association
      5.375%, 06/12/17.......................................................  3,000   3,655,938
Tennessee Valley Authority
#     3.875%, 02/15/21.......................................................  3,000   3,521,451
      6.750%, 11/01/25.......................................................  6,200   9,208,407
                                                                                     -----------
TOTAL AGENCY OBLIGATIONS.....................................................         43,537,105
                                                                                     -----------
BONDS -- (81.2%)
3M Co.
      1.000%, 06/26/17.......................................................    500     503,662
Abbott Laboratories
      5.125%, 04/01/19.......................................................    950   1,154,742
ACE INA Holdings, Inc.
      5.800%, 03/15/18.......................................................    915   1,115,297
Aetna, Inc.
      3.950%, 09/01/20.......................................................    800     889,307
Aflac, Inc.
      8.500%, 05/15/19.......................................................  4,005   5,307,058
Agilent Technologies, Inc.
      5.000%, 07/15/20.......................................................    215     248,345
Allergan, Inc.
#     5.750%, 04/01/16.......................................................  1,200   1,395,258
Allstate Corp. (The)
      7.450%, 05/16/19.......................................................  3,685   4,822,217
Altria Group, Inc.
#     4.750%, 05/05/21.......................................................  2,900   3,400,186
American Express Co.
#     8.125%, 05/20/19.......................................................  1,900   2,584,063
Ameriprise Financial, Inc.
      7.300%, 06/28/19.......................................................    635     798,600
Amgen, Inc.
#     4.500%, 03/15/20.......................................................    720     814,489
Anheuser-Busch InBev Worldwide, Inc.
      4.375%, 02/15/21.......................................................  3,700   4,326,110

                                                                               FACE
                                                                              AMOUNT      VALUE+
                                                                              ------      ------
                                                                              (000)
AON Corp.
      5.000%, 09/30/20....................................................... $2,500  $2,832,280
Apache Corp.
      6.900%, 09/15/18.......................................................    175     222,204
Arrow Electronics, Inc.
      6.875%, 06/01/18.......................................................  3,000   3,507,525
Asian Development Bank
      2.250%, 08/18/17.......................................................  1,000   1,073,300
Associates Corp. of North America
      6.950%, 11/01/18.......................................................    190     218,794
AT&T, Inc.
      5.800%, 02/15/19.......................................................    690     857,475
#     3.875%, 08/15/21.......................................................  1,800   2,025,351
      3.000%, 02/15/22.......................................................  2,100   2,217,806
Australia & New Zealand Banking Group, Ltd.
#     5.100%, 01/13/20.......................................................  1,500   1,688,491
Avon Products, Inc.
      4.200%, 07/15/18.......................................................  2,000   2,037,192
Baker Hughes, Inc.
#     7.500%, 11/15/18.......................................................  1,260   1,701,139
Bank Nederlandse Gemeenten
      4.375%, 02/16/21.......................................................  3,200   3,637,760
Bank of New York Mellon Corp. (The)
      5.450%, 05/15/19.......................................................  2,300   2,746,168
Barclays Bank P.L.C.
#     5.125%, 01/08/20.......................................................  3,130   3,406,770
BB&T Corp.
#     6.850%, 04/30/19.......................................................  1,785   2,255,042
Beam, Inc.
      5.375%, 01/15/16.......................................................    127     143,531
Becton Dickinson & Co.
      5.000%, 05/15/19.......................................................    825     981,820
Berkshire Hathaway Finance Corp.
      5.400%, 05/15/18.......................................................  1,000   1,207,423
Berkshire Hathaway, Inc.
#     3.750%, 08/15/21.......................................................  4,000   4,425,904
BHP Billiton Finance USA, Ltd.
      6.500%, 04/01/19.......................................................  2,160   2,783,540
#     3.250%, 11/21/21.......................................................  1,500   1,623,895
BlackRock, Inc.
#     5.000%, 12/10/19.......................................................  3,230   3,773,919
#     4.250%, 05/24/21.......................................................  1,500   1,672,413
BMC Software, Inc.
      4.250%, 02/15/22.......................................................  5,000   5,126,130

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Boeing Capital Corp.
      4.700%, 10/27/19....................................................... $   700 $   835,513
Boeing Co. (The)
      8.750%, 08/15/21.......................................................   1,829   2,740,645
Boston Scientific Corp.
      6.000%, 01/15/20.......................................................   2,000   2,411,210
BP Capital Markets P.L.C.
      4.750%, 03/10/19.......................................................     530     614,744
      4.500%, 10/01/20.......................................................   3,200   3,749,603
Bristol-Myers Squibb Co.
      5.450%, 05/01/18.......................................................     500     609,624
British Columbia, Province of Canada
      6.500%, 01/15/26.......................................................  12,374  17,997,810
Broadcom Corp.
      2.700%, 11/01/18.......................................................   4,000   4,226,960
Burlington Northern Santa Fe LLC
      7.000%, 12/15/25.......................................................   1,340   1,830,275
CA, Inc.
      5.375%, 12/01/19.......................................................     900   1,027,597
Caisse d'Amortissement de la Dette Sociale
      5.250%, 11/02/16.......................................................   1,600   1,837,120
Cameron International Corp.
#     6.375%, 07/15/18.......................................................     485     585,408
Campbell Soup Co.
      3.050%, 07/15/17.......................................................   1,700   1,839,874
#     4.250%, 04/15/21.......................................................   1,600   1,827,070
Canadian National Railway Co.
#     5.550%, 03/01/19.......................................................   1,490   1,835,382
Canadian Natural Resources, Ltd.
#     5.700%, 05/15/17.......................................................   1,000   1,184,654
#     3.450%, 11/15/21.......................................................   3,500   3,740,898
Capital One Financial Corp.
#     4.750%, 07/15/21.......................................................   3,400   3,787,665
Cardinal Health, Inc.
      4.625%, 12/15/20.......................................................   1,000   1,152,168
Caterpillar Financial Services Corp.
      5.450%, 04/15/18.......................................................     640     771,886
CBS Corp.
      5.750%, 04/15/20.......................................................   2,800   3,370,590
Charles Schwab Corp.(The)
#     4.450%, 07/22/20.......................................................   2,750   3,084,598
Chubb Corp.
#     5.750%, 05/15/18.......................................................   1,990   2,463,379
CIGNA Corp.
      5.375%, 03/15/17.......................................................     710     808,529

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Cisco Systems, Inc.
      4.450%, 01/15/20.......................................................  $3,725  $4,384,750
Citigroup, Inc.
      8.500%, 05/22/19.......................................................     600     761,822
      5.375%, 08/09/20.......................................................   1,875   2,067,891
      4.500%, 01/14/22.......................................................   2,300   2,419,283
Cliffs Natural Resources, Inc.
      5.900%, 03/15/20.......................................................   2,100   2,247,174
CNA Financial Corp.
      5.750%, 08/15/21.......................................................   3,900   4,416,270
Coca-Cola Enterprises, Inc.
      3.500%, 09/15/20.......................................................   2,713   2,882,454
Colgate-Palmolive Co.
      2.950%, 11/01/20.......................................................   1,000   1,080,579
Comcast Cable Communications Holdings, Inc.
      9.455%, 11/15/22.......................................................   3,120   4,685,026
Commonwealth Bank of Australia
#     5.000%, 03/19/20.......................................................   1,225   1,391,955
ConocoPhillips
#     6.000%, 01/15/20.......................................................   3,930   5,031,787
Consolidated Edison Co. of New York, Inc.
      6.650%, 04/01/19.......................................................     225     288,482
CR Bard, Inc.
#     4.400%, 01/15/21.......................................................     800     919,067
Credit Suisse
      5.300%, 08/13/19.......................................................   4,250   4,961,883
Cytec Industries, Inc.
      6.000%, 10/01/15.......................................................     460     505,827
Dell, Inc.
#     5.875%, 06/15/19.......................................................     640     758,188
#     4.625%, 04/01/21.......................................................   3,300   3,663,686
Deutsche Bank AG
      6.000%, 09/01/17.......................................................   4,165   4,824,357
Deutsche Telekom International Finance BV
#     6.750%, 08/20/18.......................................................   1,085   1,328,842
Diageo Capital P.L.C.
      4.828%, 07/15/20.......................................................   3,600   4,269,229
Dominion Resources, Inc.
#     4.450%, 03/15/21.......................................................   3,900   4,542,002
Dow Chemical Co. (The)
#     5.700%, 05/15/18.......................................................   1,000   1,191,632
Duke Energy Corp.
      5.050%, 09/15/19.......................................................     250     294,171
E.I. Du Pont de Nemours & Co.
      4.625%, 01/15/20.......................................................     900   1,065,494

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CONTINUED

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Eastman Chemical Co.
      4.500%, 01/15/21....................................................... $ 1,983 $ 2,212,945
Eaton Corp.
      6.950%, 03/20/19.......................................................     175     225,644
Enbridge Energy Partners LP
      5.200%, 03/15/20.......................................................     350     399,767
Encana Corp.
      6.500%, 05/15/19.......................................................   2,250   2,702,432
#     3.900%, 11/15/21.......................................................   1,000   1,034,641
Ensco P.L.C.
#     4.700%, 03/15/21.......................................................   3,800   4,262,661
Enterprise Products Operating LLC
      5.200%, 09/01/20.......................................................   2,600   3,054,425
EOG Resources, Inc.
#     5.625%, 06/01/19.......................................................   1,000   1,220,254
#     4.100%, 02/01/21.......................................................   1,850   2,107,148
EQT Corp.
      8.125%, 06/01/19.......................................................   1,625   1,958,286
European Investment Bank
      2.875%, 09/15/20.......................................................   1,000   1,063,670
#     4.000%, 02/16/21.......................................................   1,000   1,141,890
Exelon Corp.
      4.900%, 06/15/15.......................................................   1,000   1,093,853
Fifth Third Bancorp
#     3.500%, 03/15/22.......................................................   5,500   5,684,910
France Government Bond OAT
      3.000%, 04/25/22.......................................................  10,000  13,299,456
France Telecom SA
      5.375%, 07/08/19.......................................................   2,350   2,725,544
      4.125%, 09/14/21.......................................................   1,900   2,070,876
General Electric Capital Corp.
      5.500%, 01/08/20.......................................................   2,700   3,181,969
Georgia Power Co.
#     4.250%, 12/01/19.......................................................     610     699,076
GlaxoSmithKline Capital, Inc.
#     5.650%, 05/15/18.......................................................   4,975   6,096,872
Goldman Sachs Group, Inc. (The)
      6.000%, 06/15/20.......................................................   1,150   1,270,362
      5.250%, 07/27/21.......................................................   4,500   4,736,907
Google, Inc.
#     3.625%, 05/19/21.......................................................   1,000   1,133,881
Great Plains Energy, Inc.
#     4.850%, 06/01/21.......................................................   2,000   2,181,214
Halliburton Co.
#     5.900%, 09/15/18.......................................................   1,000   1,226,885
      6.150%, 09/15/19.......................................................   2,360   2,949,958

                                                                               FACE
                                                                              AMOUNT       VALUE+
                                                                              ------       ------
                                                                              (000)
Hartford Financial Services Group, Inc.
#     5.500%, 03/30/20.......................................................  $3,185 $ 3,436,261
Hess Corp.
      8.125%, 02/15/19.......................................................   3,745   4,914,983
Hewlett-Packard Co.
#     5.500%, 03/01/18.......................................................   1,000   1,130,404
      4.375%, 09/15/21.......................................................   2,500   2,572,862
Honeywell International, Inc.
#     5.000%, 02/15/19.......................................................   2,895   3,481,385
Humana, Inc.
      6.450%, 06/01/16.......................................................     275     314,979
Husky Energy, Inc.
      7.250%, 12/15/19.......................................................   2,500   3,178,497
Indiana Michigan Power Co.
      7.000%, 03/15/19.......................................................     235     293,905
Integrys Energy Group, Inc.
      4.170%, 11/01/20.......................................................   1,000   1,104,854
Intel Corp.
#     3.300%, 10/01/21.......................................................   4,400   4,810,973
Inter-American Development Bank
      7.000%, 06/15/25.......................................................   6,000   8,683,434
International Bank for Reconstruction & Development
      7.625%, 01/19/23.......................................................   7,700  11,605,132
International Game Technology
      7.500%, 06/15/19.......................................................     185     222,792
Japan Finance Organization for Municipalities
      5.000%, 05/16/17.......................................................   1,300   1,530,113
John Deere Capital Corp.
      2.750%, 03/15/22.......................................................   5,000   5,197,425
Johnson & Johnson
      2.950%, 09/01/20.......................................................   3,000   3,272,508
JPMorgan Chase & Co.
      6.300%, 04/23/19.......................................................     500     601,770
      4.950%, 03/25/20.......................................................     630     715,185
      4.350%, 08/15/21.......................................................   3,200   3,505,094
Kellogg Co.
#     3.250%, 05/21/18.......................................................   2,315   2,526,140
KeyCorp
#     5.100%, 03/24/21.......................................................   3,000   3,454,146
Kinder Morgan Energy Partners LP
#     5.300%, 09/15/20.......................................................   2,000   2,276,608
      5.800%, 03/01/21.......................................................     550     647,929
      4.150%, 03/01/22.......................................................   2,400   2,576,506
Kreditanstalt fur Wiederaufbau
      4.875%, 06/17/19.......................................................   1,350   1,645,245

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CONTINUED

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
      2.750%, 09/08/20....................................................... $2,000 $2,142,200
      2.625%, 01/25/22.......................................................  3,000  3,161,409
Landwirtschaftliche Rentenbank AG
#     2.375%, 09/13/17.......................................................  1,000  1,061,700
Lincoln National Corp.
      6.250%, 02/15/20.......................................................    180    209,420
Lockheed Martin Corp.
      4.250%, 11/15/19.......................................................  2,700  3,055,131
Loews Corp.
      5.250%, 03/15/16.......................................................    190    212,674
Lorillard Tobacco Co.
#     6.875%, 05/01/20.......................................................  2,000  2,440,628
Magellan Midstream Partners LP
      4.250%, 02/01/21.......................................................  3,370  3,713,026
Manitoba, Province of Canada
      4.900%, 12/06/16.......................................................  1,600  1,882,240
Marathon Oil Corp.
      6.000%, 10/01/17.......................................................  1,000  1,198,066
      5.900%, 03/15/18.......................................................    227    271,845
Markel Corp.
      5.350%, 06/01/21.......................................................  4,200  4,556,173
Marsh & McLennan Cos., Inc.
      9.250%, 04/15/19.......................................................    225    300,221
McDonald's Corp.
      5.800%, 10/15/17.......................................................  1,000  1,224,576
#     5.350%, 03/01/18.......................................................    990  1,196,327
#     2.625%, 01/15/22.......................................................  2,900  3,045,125
McKesson Corp.
      7.500%, 02/15/19.......................................................  1,000  1,303,862
Medtronic, Inc.
#     4.450%, 03/15/20.......................................................  1,840  2,140,139
MetLife, Inc.
#     7.717%, 02/15/19.......................................................  4,125  5,336,830
Microsoft Corp.
      4.200%, 06/01/19.......................................................  3,225  3,804,087
      3.000%, 10/01/20.......................................................  2,000  2,215,078
Mobil Corp.
      8.625%, 08/15/21.......................................................  2,013  3,041,953
Monsanto Co.
      5.500%, 08/15/25.......................................................  3,500  4,508,214
NASDAQ OMX Group, Inc. (The)
      5.550%, 01/15/20.......................................................  2,891  3,077,504
National City Corp.
      4.900%, 01/15/15.......................................................    227    247,967
New Brunswick, Province of Canada
      9.750%, 05/15/20.......................................................  1,000  1,497,213

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
Nexen, Inc.
      6.200%, 07/30/19....................................................... $  275 $  331,478
Nisource Finance Corp.
#     6.125%, 03/01/22.......................................................  4,425  5,351,175
Nordic Investment Bank
#     5.000%, 02/01/17.......................................................  1,000  1,188,500
Northern Trust Corp.
      3.450%, 11/04/20.......................................................    450    489,747
#     3.375%, 08/23/21.......................................................  3,800  4,151,694
Northrop Grumman Corp.
      5.050%, 08/01/19.......................................................  1,125  1,316,698
      3.500%, 03/15/21.......................................................  2,256  2,440,782
Novartis Capital Corp.
      4.400%, 04/24/20.......................................................  4,000  4,745,560
NSTAR LLC
      4.500%, 11/15/19.......................................................  1,900  2,159,667
NuStar Logistics LP
#     4.800%, 09/01/20.......................................................  3,970  3,805,467
Occidental Petroleum Corp.
#     4.125%, 06/01/16.......................................................  1,200  1,343,117
Oesterreichische Kontrollbank AG
      4.875%, 02/16/16.......................................................    400    451,040
Ohio Power Co.
      5.375%, 10/01/21.......................................................  3,606  4,354,833
Omnicom Group, Inc.
#     4.450%, 08/15/20.......................................................  2,750  3,066,000
ONEOK Partners LP
      8.625%, 03/01/19.......................................................  4,200  5,500,925
Ontario, Province of Canada
      4.400%, 04/14/20.......................................................  1,700  2,003,678
Oracle Corp.
      5.000%, 07/08/19.......................................................  2,100  2,539,030
PepsiCo, Inc.
      4.500%, 01/15/20.......................................................  1,575  1,847,549
Petro-Canada
      6.050%, 05/15/18.......................................................  2,261  2,722,077
Pfizer, Inc.
      6.200%, 03/15/19.......................................................    625    805,264
Philip Morris International, Inc.
      5.650%, 05/16/18.......................................................  1,800  2,209,446
Pitney Bowes, Inc.
#     4.750%, 05/15/18.......................................................  2,300  2,364,575
Plains All American Pipeline LP
      6.500%, 05/01/18.......................................................  2,130  2,602,694
#     5.000%, 02/01/21.......................................................  1,000  1,166,937
PNC Funding Corp.
      4.375%, 08/11/20.......................................................  4,730  5,356,328

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CONTINUED

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
Praxair, Inc.
#     4.050%, 03/15/21....................................................... $3,800 $4,288,517
Principal Financial Group, Inc.
      8.875%, 05/15/19.......................................................    330    438,839
Private Export Funding Corp.
      4.300%, 12/15/21.......................................................  1,407  1,691,124
Progress Energy, Inc.
#     7.050%, 03/15/19.......................................................  2,000  2,553,112
Progressive Corp. (The)
      3.750%, 08/23/21.......................................................  5,000  5,486,620
Prudential Financial, Inc.
#     5.375%, 06/21/20.......................................................  4,170  4,753,733
Quest Diagnostics, Inc.
      5.450%, 11/01/15.......................................................  1,100  1,234,091
Questar Corp.
      2.750%, 02/01/16.......................................................    500    522,140
Rabobank Nederland NV
      2.125%, 10/13/15.......................................................  2,000  2,032,552
Ralcorp Holdings, Inc.
      4.950%, 08/15/20.......................................................  1,075  1,141,542
Raytheon Co.
      3.125%, 10/15/20.......................................................  2,900  3,125,054
Reinsurance Group of America, Inc.
      5.625%, 03/15/17.......................................................    200    219,780
      5.000%, 06/01/21.......................................................  1,500  1,594,494
Rio Tinto Finance USA, Ltd.
      4.125%, 05/20/21.......................................................  3,800  4,320,186
Rowan Cos., Inc.
      7.875%, 08/01/19.......................................................    600    738,988
Royal Bank of Canada
      2.625%, 12/15/15.......................................................  1,600  1,691,862
Ryder System, Inc.
      5.850%, 11/01/16.......................................................  1,400  1,609,187
Safeway, Inc.
#     5.000%, 08/15/19.......................................................  2,025  2,068,286
Sempra Energy
      9.800%, 02/15/19.......................................................    160    225,976
Shell International Finance BV
      4.300%, 09/22/19.......................................................  1,500  1,770,963
      4.375%, 03/25/20.......................................................  3,000  3,546,993
Southwest Airlines Co.
      5.250%, 10/01/14.......................................................    675    730,886
Southwestern Public Service Co.
      8.750%, 12/01/18.......................................................    350    473,922
State Street Corp.
      4.375%, 03/07/21.......................................................  4,200  4,861,844

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------     ------
                                                                              (000)
Sunoco Logistics Partners Operations LP
      4.650%, 02/15/22....................................................... $2,895 $3,080,688
Svensk Exportkredit AB
      5.125%, 03/01/17.......................................................  1,400  1,625,820
Talisman Energy, Inc.
      7.750%, 06/01/19.......................................................  2,760  3,487,801
Target Corp.
      2.900%, 01/15/22.......................................................  2,000  2,111,846
TD Ameritrade Holding Corp.
      5.600%, 12/01/19.......................................................  1,200  1,396,104
Thermo Fisher Scientific, Inc.
      3.200%, 05/01/15.......................................................  1,225  1,299,137
Time Warner Cable, Inc.
#     8.750%, 02/14/19.......................................................  2,645  3,593,391
Time Warner, Inc.
#     4.750%, 03/29/21.......................................................  2,200  2,538,620
#     4.000%, 01/15/22.......................................................  1,800  1,979,807
Total Capital SA
      4.450%, 06/24/20.......................................................  3,000  3,479,700
Toyota Motor Credit Corp.
#     4.250%, 01/11/21.......................................................  1,200  1,369,648
TransCanada Pipelines, Ltd.
      7.125%, 01/15/19.......................................................    915  1,182,037
#     3.800%, 10/01/20.......................................................  2,000  2,242,580
Travelers Cos., Inc. (The)
      5.800%, 05/15/18.......................................................    190    233,943
      3.900%, 11/01/20.......................................................  4,200  4,722,077
UBS AG
      3.875%, 01/15/15.......................................................    215    224,853
#     4.875%, 08/04/20.......................................................  5,000  5,535,085
Unilever Capital Corp.
      4.800%, 02/15/19.......................................................    825    980,263
#     4.250%, 02/10/21.......................................................  3,500  4,132,065
UnionBanCal Corp.
      3.500%, 06/18/22.......................................................  3,400  3,553,167
United Parcel Service, Inc.
      3.125%, 01/15/21.......................................................  2,000  2,175,740
United Technologies Corp.
      4.500%, 04/15/20.......................................................  1,925  2,283,533
Unum Group
      5.625%, 09/15/20.......................................................  3,500  3,842,388
Valero Energy Corp.
      9.375%, 03/15/19.......................................................  2,375  3,211,028
Veolia Environnement SA
      6.000%, 06/01/18.......................................................  3,000  3,392,634
Verizon Communications, Inc.
#     8.750%, 11/01/18.......................................................    565    785,909
      4.600%, 04/01/21.......................................................  4,050  4,805,580

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT          VALUE+
                                                                              ------          ------
                                                                               (000)
VF Corp.
      3.500%, 09/01/21.....................................................      $2,000 $  2,167,466
Vodafone Group P.L.C.
#     4.375%, 03/16/21.....................................................       4,500    5,241,510
Wachovia Corp.
      5.750%, 02/01/18.....................................................       2,470    2,938,784
Walgreen Co.
#     5.250%, 01/15/19.....................................................       1,320    1,548,711
Wal-Mart Stores, Inc.
      5.800%, 02/15/18.....................................................       1,000    1,243,913
      3.625%, 07/08/20.....................................................       3,075    3,485,559
Walt Disney Co. (The)
      2.550%, 02/15/22.....................................................       4,000    4,140,736
Waste Management, Inc.
      4.600%, 03/01/21.....................................................       2,500    2,863,548
Weatherford International, Ltd.
      5.500%, 02/15/16.....................................................         400      440,522
Wells Fargo & Co.
#     4.600%, 04/01/21.....................................................       2,100    2,414,992
Western Union Co. (The)
      6.500%, 02/26/14.....................................................         190      206,737
      3.650%, 08/22/18.....................................................       3,000    3,281,382
Westpac Banking Corp.
#     4.875%, 11/19/19.....................................................       2,250    2,552,836
Whirlpool Corp.
      4.700%, 06/01/22.....................................................       3,000    3,068,607
Williams Partners LP
#     4.000%, 11/15/21.....................................................       3,500    3,740,628
Wisconsin Electric Power Co.
      2.950%, 09/15/21.....................................................       4,070    4,307,033
WR Berkley Corp.
      5.375%, 09/15/20.....................................................         800      873,246
Zimmer Holdings, Inc.
      4.625%, 11/30/19.....................................................       2,500    2,873,472
                                                                                        ------------
TOTAL BONDS................................................................              636,208,601
                                                                                        ------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)          VALUE+
                                                                              -------         ------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@ DFA Short Term Investment Fund                                         103,000,000 $103,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $403,634) to be repurchased at $395,722............................        $396      395,720
                                                                                        ------------
TOTAL SECURITIES LENDING COLLATERAL                                                      103,395,720
                                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $748,103,348)^^....................................................             $783,141,426
                                                                                        ============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Agency Obligations...................   --    $ 43,537,105   --    $ 43,537,105
Bonds................................   --     636,208,601   --     636,208,601
Securities Lending Collateral........   --     103,395,720   --     103,395,720
Forward Currency Contracts**.........   --         421,534   --         421,534
                                        --    ------------   --    ------------
TOTAL................................         $783,562,960   --    $783,562,960
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2012
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             ------      ------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc........ 26,913,844 $295,244,869
Investment in DFA Intermediate Government Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc........ 18,330,666  241,598,179
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc........ 13,341,362  146,087,914
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc.....................  4,790,011   52,115,320
                                                                      ------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
       COMPANIES
       (Cost $715,177,579)................................             735,046,282
                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (Cost $3,401,742)......................................  3,401,742    3,401,742
                                                                      ------------
     TOTAL INVESTMENTS - (100.0%) (Cost $718,579,321)^^...            $738,448,024
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $735,046,282   --      --    $735,046,282
Temporary Cash Investments...........    3,401,742   --      --       3,401,742
                                      ------------   --      --    ------------
TOTAL................................ $738,448,024   --      --    $738,448,024
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          FACE
                                                                         AMOUNT           VALUE+
                                                                         ------           -----
                                                                         (000)
U.S. TREASURY OBLIGATIONS -- (99.5%)
U.S. Treasury Inflation Notes
   2.500%, 07/15/16...................................................   $ 48,129 $   63,183,824
   2.375%, 01/15/17...................................................    129,000    171,039,661
   2.625%, 07/15/17...................................................    140,000    186,075,246
   1.625%, 01/15/18...................................................    144,500    183,066,835
   1.375%, 07/15/18...................................................    112,100    138,225,731
   2.125%, 01/15/19...................................................    101,500    131,584,951
   1.875%, 07/15/19...................................................    102,500    133,669,121
   1.375%, 01/15/20...................................................     97,000    121,501,998
   1.250%, 07/15/20...................................................     67,000     83,171,608
   1.125%, 01/15/21...................................................     92,000    112,876,177
   0.625%, 07/15/21...................................................    104,000    120,017,442
   0.125%, 01/15/22...................................................    102,000    111,810,092
   2.375%, 01/15/25...................................................     64,000    105,165,517
   2.000%, 01/15/26...................................................     52,800     80,020,048
   2.375%, 01/15/27...................................................     50,800     79,842,891
   1.750%, 01/15/28...................................................     49,200     69,794,968
   3.625%, 04/15/28...................................................     58,700    132,452,121
   2.500%, 01/15/29...................................................     48,800     74,883,252
   3.875%, 04/15/29...................................................     68,400    159,295,908
   3.375%, 04/15/32...................................................     28,000     60,515,599
                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS.......................................             2,318,192,990
                                                                                  --------------

                                                                           SHARES
                                                                           ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds FedFund Portfolio........................ 11,612,061     11,612,061
                                                                                  --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,052,179,306)^^.............................................            $2,329,805,051
                                                                                  ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
U.S. Treasury Obligations.....          -- $2,318,192,990   --    $2,318,192,990
Temporary Cash Investments.... $11,612,061             --   --        11,612,061
                               ----------- --------------   --    --------------
TOTAL......................... $11,612,061 $2,318,192,990   --    $2,329,805,051
                               =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)
MUNICIPAL BONDS -- (98.0%)
ALABAMA -- (0.6%)
Alabama Water Pollution Control Authority (RB) Series B
   2.000%, 08/15/14....................................................................  $5,255 $ 5,353,006
City of Birmingham (GO) Series A (NATL-RE)
   5.000%, 04/01/16....................................................................   2,800   3,221,260
                                                                                                -----------
TOTAL ALABAMA..........................................................................           8,574,266
                                                                                                -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
   5.000%, 12/01/14....................................................................   3,440   3,793,563
City of Anchorage (GO) Series F (NATL-RE FGIC)
   4.250%, 09/01/13....................................................................   2,385   2,486,816
                                                                                                -----------
TOTAL ALASKA...........................................................................           6,280,379
                                                                                                -----------
ARIZONA -- (4.9%)
Arizona School Facilities Board (RB)
   5.000%, 01/01/15....................................................................   1,125   1,248,469
Arizona State Transportation Board (RB)
   5.000%, 07/01/13....................................................................   8,000   8,350,080
   5.000%, 07/01/14....................................................................   4,815   5,237,227
   5.000%, 07/01/17....................................................................   2,105   2,524,295
City of Phoenix (GO) Series A
   5.000%, 07/01/14....................................................................   7,975   8,683,898
City of Scottsdale (GO)
   5.000%, 07/01/14....................................................................   2,500   2,722,725
Maricopa County Community College District (GO) Series A
   4.000%, 07/01/13....................................................................   5,000   5,171,450
Maricopa County Unified School District (GO) (AGM)
   5.000%, 07/01/13....................................................................   6,800   7,082,880
Phoenix Civic Improvement Corp. (RB) (AMBAC)
   5.000%, 07/01/14....................................................................   4,000   4,349,960
Pima County (GO)
   3.000%, 07/01/16....................................................................   1,625   1,743,511
Salt River Project Agricultural Improvement & Power District (RB) Series A
   5.000%, 01/01/14....................................................................   7,000   7,460,880
   5.000%, 01/01/15....................................................................   4,430   4,921,863

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

ARIZONA -- (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series B
   4.000%, 12/01/14.................................................................... $ 3,190 $ 3,456,588
   4.000%, 01/01/16....................................................................   5,000   5,591,150
Scottsdale Municipal Property Corp. (RB)
   5.000%, 07/01/13....................................................................   3,070   3,201,457
Town of Gilbert (GO)
   5.000%, 07/01/14....................................................................   3,600   3,920,004
                                                                                                -----------
TOTAL ARIZONA..........................................................................          75,666,437
                                                                                                -----------
COLORADO -- (0.3%)
City of Aurora (GO)
   5.000%, 12/01/14....................................................................   4,515   4,979,052
                                                                                                -----------
CONNECTICUT -- (2.9%)
Connecticut State (GO) Series A
   5.000%, 04/15/13....................................................................   4,000   4,133,640
   2.500%, 02/15/14....................................................................   2,000   2,064,440
   3.250%, 02/15/14....................................................................   2,800   2,922,304
Connecticut State (GO) Series A (NATL-RE)
   5.000%, 03/01/13....................................................................   3,855   3,961,552
Connecticut State (GO) Series B (NATL-RE)
   5.000%, 12/01/12....................................................................   4,000   4,062,880
   5.000%, 12/01/13....................................................................   5,000   5,311,150
Connecticut State (GO) Series C
   5.000%, 12/01/13....................................................................   5,700   6,054,711
   5.000%, 12/01/15....................................................................   4,000   4,583,280
Connecticut State (GO) Series E
   5.500%, 11/15/12....................................................................   3,300   3,349,500
Connecticut State Economic Recovery (GO) Series D
   5.000%, 01/01/14....................................................................   3,500   3,726,835
Hartford County Metropolitan District (GO) Series A
   4.000%, 07/15/15....................................................................   3,900   4,293,159
                                                                                                -----------
TOTAL CONNECTICUT......................................................................          44,463,451
                                                                                                -----------
DELAWARE -- (1.5%)
City of Wilmington (GO) Series A
   5.000%, 12/01/14....................................................................   2,625   2,893,511
Delaware State (GO)
   5.000%, 08/01/12....................................................................  11,370  11,370,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

DELAWARE -- (Continued)
Delaware Transportation Authority (RB) Series A
   5.000%, 07/01/15.................................................................... $ 4,270 $ 4,817,969
   5.000%, 07/01/15....................................................................   3,480   3,926,588
                                                                                                -----------
TOTAL DELAWARE.........................................................................          23,008,068
                                                                                                -----------
FLORIDA -- (2.9%)
Broward County (GO)
   5.000%, 01/01/14....................................................................   5,000   5,333,600
Florida State Board of Education (GO) Series B
   5.000%, 06/01/16....................................................................   2,500   2,914,575
   5.000%, 06/01/17....................................................................   9,700  11,620,406
Florida State Board of Education (GO) Series B (ST GTD)
   5.250%, 06/01/13....................................................................   3,700   3,853,180
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15....................................................................   6,440   7,250,732
Florida State Board of Education (GO) Series D
   5.000%, 06/01/13....................................................................  13,085  13,599,764
                                                                                                -----------
TOTAL FLORIDA..........................................................................          44,572,257
                                                                                                -----------
GEORGIA -- (3.5%)
Athens-Clarke County Unified Government Water & Sewerage Revenue (RB)
   5.000%, 01/01/17....................................................................   1,100   1,295,129
City of Albany (GO)
   3.000%, 06/01/17....................................................................   2,220   2,446,396
De Kalb County (GO)
   1.000%, 12/28/12....................................................................  15,000  15,043,050
Georgia State (GO) Series D
   5.000%, 08/01/12....................................................................   7,100   7,100,000
Georgia State (GO) Series G
   5.000%, 10/01/12....................................................................   8,000   8,062,560
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16....................................................................     255     296,550
   5.000%, 06/01/17....................................................................   1,000   1,195,350
Henry County School District (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13....................................................................  14,000  14,441,840

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

GEORGIA -- (Continued)
Private Colleges & Universities Authority (RB) Series A
   4.750%, 09/01/12.................................................................... $ 4,450 $ 4,465,753
                                                                                                -----------
TOTAL GEORGIA..........................................................................          54,346,628
                                                                                                -----------
HAWAII -- (3.0%)
City & County of Honolulu (GO) Series A (NATL-RE)
   5.000%, 07/01/13....................................................................   1,445   1,508,233
City & County of Honolulu (GO) Series B (AGM)
   5.500%, 07/01/13....................................................................   2,000   2,096,620
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15....................................................................   4,220   4,793,287
Hawaii State (GO) Series CY (AGM)
   5.750%, 02/01/13....................................................................   4,750   4,880,720
Hawaii State (GO) Series DE (NATL-RE)
   5.000%, 10/01/12....................................................................   3,340   3,365,952
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/13....................................................................   6,000   6,261,480
   5.000%, 07/01/15....................................................................  15,945  18,010,994
Hawaii State (GO) Series DT
   4.000%, 11/01/14....................................................................   4,950   5,346,594
                                                                                                -----------
TOTAL HAWAII...........................................................................          46,263,880
                                                                                                -----------
ILLINOIS -- (1.5%)
Chicago Park District (GO) Series A (FGIC)
   5.250%, 01/01/13....................................................................   4,935   5,037,154
City of Chicago (GO) Series A (AGM)
   5.000%, 01/01/13....................................................................   8,150   8,305,502
City of Peoria (GO) Series D
   4.000%, 01/01/17....................................................................   1,620   1,810,609
Cook County (GO) Series D (AMBAC)
   5.250%, 11/15/12....................................................................   2,000   2,027,720
Du Page Cook & Will Counties Community College District No. 502 (GO)
   5.000%, 06/01/16....................................................................   5,000   5,783,900
                                                                                                -----------
TOTAL ILLINOIS.........................................................................          22,964,885
                                                                                                -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

KANSAS -- (0.5%)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
   4.000%, 10/01/13.................................................................... $ 6,745 $ 7,035,642
                                                                                                -----------
KENTUCKY -- (0.7%)
Kentucky State Asset Liability Commission (RB) Series A (AMBAC)
   5.000%, 10/01/16....................................................................     500     585,325
Louisville & Jefferson County Metropolitan Sewer District (RB) Series B
   5.000%, 05/15/15....................................................................   9,415  10,501,209
                                                                                                -----------
TOTAL KENTUCKY.........................................................................          11,086,534
                                                                                                -----------
LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No.12 (GO) (ASSURED GTY)
   5.000%, 03/01/16....................................................................     930   1,067,845
                                                                                                -----------
MARYLAND -- (2.9%)
Baltimore County (GO)
   5.000%, 02/01/14....................................................................   4,750   5,085,587
Cecil County (GO)
   3.000%, 06/01/14....................................................................   1,110   1,162,503
Maryland State (GO)
   5.500%, 08/01/13....................................................................   6,000   6,316,380
Maryland State (GO) First Series
   5.000%, 03/15/13....................................................................   3,000   3,089,460
Maryland State (GO) Series B
   5.000%, 02/15/13....................................................................  14,000  14,361,900
Maryland State (GO) Series C
   5.000%, 03/01/16....................................................................   1,000   1,159,370
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13....................................................................   4,120   4,362,998
Montgomery County (GO) Series A
   5.000%, 08/01/12....................................................................   5,990   5,990,000
University System of Maryland (RB) Series D
   3.000%, 04/01/15....................................................................   2,200   2,348,214
                                                                                                -----------
TOTAL MARYLAND.........................................................................          43,876,412
                                                                                                -----------

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

MASSACHUSETTS -- (3.0%)
City of Boston (GO) Series A
   5.000%, 04/01/14.................................................................... $ 4,650 $ 5,010,235
Commonwealth of Massachusetts (GO) (Series D)
   5.500%, 11/01/14....................................................................   4,585   5,109,111
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14....................................................................   4,800   5,241,216
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
   5.500%, 11/01/15....................................................................   2,200   2,555,102
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC GO OF CMNWLTH)
   5.500%, 11/01/14....................................................................   5,000   5,571,550
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
   5.500%, 11/01/12....................................................................     910     921,866
   5.500%, 11/01/13....................................................................   7,550   8,037,277
Commonwealth of Massachusetts (RB) Series A
   5.500%, 12/15/13....................................................................   9,450  10,112,918
University of Massachusetts Building Authority (RB) Series 1 (AMBAC)
   5.250%, 11/01/13....................................................................   3,490   3,707,113
                                                                                                -----------
TOTAL MASSACHUSETTS....................................................................          46,266,388
                                                                                                -----------
MICHIGAN -- (2.3%)
Michigan Municipal Bond Authority (RB)
   5.000%, 10/01/13....................................................................   3,240   3,415,964
   5.500%, 10/01/13....................................................................  15,085  15,991,608
Michigan State (GO)
   5.500%, 12/01/13....................................................................  10,000  10,681,600
University of Michigan (RB) Series C
   2.000%, 04/01/13....................................................................   4,840   4,898,516
                                                                                                -----------
TOTAL MICHIGAN.........................................................................          34,987,688
                                                                                                -----------
MINNESOTA -- (4.8%)
Chaska Independent School District No. 112 (GO) Series A (SD CRED PROG)
   4.000%, 02/01/15....................................................................   5,740   6,250,860

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

MINNESOTA -- (Continued)
City of Minneapolis (GO)
   3.000%, 12/01/15.................................................................... $ 8,700 $ 9,401,829
City of Minneapolis (GO) Series A
   3.000%, 12/01/12....................................................................   5,200   5,248,516
City of Minneapolis (GO) Series B
   4.000%, 12/01/15....................................................................   8,830   9,889,070
Minnesota Public Facilities Authority (RB) Series B
   5.000%, 03/01/14....................................................................   5,800   6,224,908
Minnesota State (GO)
   5.250%, 11/01/12....................................................................   8,000   8,099,280
   5.000%, 08/01/14....................................................................   2,000   2,183,840
Minnesota State (GO) Series H
   5.000%, 11/01/14....................................................................  15,000  16,561,500
   5.000%, 11/01/15....................................................................   5,000   5,731,900
Washington County (GO) Series A
   5.000%, 02/01/15....................................................................   3,275   3,657,225
                                                                                                -----------
TOTAL MINNESOTA........................................................................          73,248,928
                                                                                                -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.375%, 12/01/12....................................................................   3,350   3,406,984
                                                                                                -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
   5.000%, 10/01/13....................................................................   2,600   2,741,830
                                                                                                -----------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
   5.000%, 07/15/16....................................................................   5,220   6,110,741
                                                                                                -----------
NEVADA -- (2.1%)
Clark County (GO)
   5.000%, 11/01/16....................................................................   7,425   8,659,480
Clark County School District (GO) Series B (AMBAC)
   4.500%, 06/15/17....................................................................   5,770   6,649,694
Clark County School District (GO) Series C
   5.000%, 06/15/16....................................................................   1,000   1,151,740
Nevada State (GO)
   5.000%, 06/01/13....................................................................  12,990  13,487,647
Nevada State (GO) (NATL-RE FGIC)
   5.000%, 12/01/13....................................................................   1,400   1,484,616
                                                                                                -----------
TOTAL NEVADA...........................................................................          31,433,177
                                                                                                -----------

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
   3.000%, 06/15/16.................................................................... $ 1,850 $ 2,003,920
   3.000%, 06/15/17....................................................................   1,000   1,095,260
City of Nashua (GO)
   5.000%, 03/15/17....................................................................   1,400   1,670,186
                                                                                                -----------
TOTAL NEW HAMPSHIRE....................................................................           4,769,366
                                                                                                -----------
NEW JERSEY -- (3.0%)
East Windsor Regional School District (GO) (SCH BD RES FD)
   3.000%, 03/01/16....................................................................     625     669,050
Livingston Township (GO)
   3.000%, 01/15/16....................................................................   1,335   1,434,271
   3.000%, 01/15/17....................................................................   1,810   1,968,809
Monmouth County (GO)
   4.250%, 09/15/12....................................................................   5,115   5,139,501
New Jersey State (GO)
   5.250%, 08/01/12....................................................................   8,400   8,400,000
   5.000%, 04/01/13....................................................................   3,900   4,023,357
   5.000%, 06/01/13....................................................................   5,940   6,173,680
   5.000%, 06/01/14....................................................................   4,600   4,990,218
   5.000%, 08/01/14....................................................................   4,000   4,364,320
New Jersey State (GO) Series H
   5.250%, 07/01/15....................................................................   3,500   3,976,595
New Jersey State (GO) Series M (AMBAC)
   5.500%, 07/15/14....................................................................   4,000   4,396,680
                                                                                                -----------
TOTAL NEW JERSEY.......................................................................          45,536,481
                                                                                                -----------
NEW MEXICO -- (0.1%)
New Mexico State (RB) Series A
   5.000%, 07/01/13....................................................................   2,000   2,087,340
                                                                                                -----------
NEW YORK -- (7.9%)
City of New York (GO) Series A
   5.000%, 08/01/14....................................................................   7,865   8,573,086
City of New York (GO) Series A-1
   5.000%, 08/01/14....................................................................   2,500   2,725,075
City of New York (GO) Series B
   5.000%, 08/01/15....................................................................  10,000  11,316,600
City of New York (GO) Series C
   5.000%, 08/01/15....................................................................   2,630   2,976,266
City of New York (GO) Series E
   5.000%, 08/01/13....................................................................   6,475   6,782,951
City of New York (GO) Series H
   5.000%, 08/01/12....................................................................   3,000   3,000,000

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CONTINUED

                                                                                         FACE
                                                                                        AMOUNT        VALUE+
                                                                                        ------        ------
                                                                                        (000)

NEW YORK -- (Continued)
City of New York (GO) Series H-2
   3.000%, 06/01/16.................................................................... $ 4,000 $  4,340,520
City of New York (GO) Series I
   5.000%, 08/01/14....................................................................   4,000    4,360,120
Long Beach City School District (GO) (ST AID WITHHLDG)
   3.000%, 05/01/16....................................................................   3,740    4,042,903
New York State (GO) Series C
   3.000%, 02/01/14....................................................................   4,655    4,839,431
   3.000%, 02/01/15....................................................................   3,010    3,206,372
New York State Dormitory Authority (RB) (GO OF UNIV)
   5.000%, 07/01/13....................................................................   4,590    4,791,730
New York State Dormitory Authority (RB) Series A
   5.000%, 02/15/15....................................................................   1,025    1,143,172
   5.000%, 03/15/16....................................................................  20,000   23,120,200
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/14....................................................................   7,500    8,061,675
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/17....................................................................   2,195    2,614,201
Suffolk County (GO)
   4.000%, 10/15/13....................................................................   3,060    3,190,968
Suffolk County (GO) Series A
   4.000%, 04/01/16....................................................................   1,035    1,138,873
   3.000%, 05/15/16....................................................................   3,325    3,546,944
Suffolk County (GO) Series B
   3.000%, 10/15/15....................................................................   4,290    4,574,899
   3.000%, 10/15/16....................................................................   2,000    2,147,860
Suffolk County (GO) Series B (AGM)
   5.250%, 05/01/16....................................................................   3,315    3,806,416
Suffolk County (GO) Series C
   4.000%, 10/15/15....................................................................   5,890    6,466,572
                                                                                                ------------
TOTAL NEW YORK.........................................................................          120,766,834
                                                                                                ------------
NORTH CAROLINA -- (3.7%)
City of Charlotte (GO) Series B
   5.000%, 06/01/16....................................................................   2,335    2,732,861
Guilford County (GO) Series C
   5.000%, 10/01/12....................................................................   8,040    8,102,873

                                                                                         FACE
                                                                                        AMOUNT        VALUE+
                                                                                        ------        ------
                                                                                        (000)

NORTH CAROLINA -- (Continued)
Mecklenburg County (GO) Series B
   2.000%, 03/01/16.................................................................... $ 5,000 $  5,260,150
Mecklenburg County (GO) Series C
   5.000%, 02/01/14....................................................................   5,680    6,081,292
North Carolina State (GO) Series A
   5.500%, 03/01/14....................................................................   3,000    3,246,840
   5.000%, 03/01/17....................................................................   9,025   10,806,354
North Carolina State (GO) Series B
   5.000%, 04/01/16....................................................................   7,350    8,557,090
Sanford Enterprise (RB) Series A
   5.000%, 06/01/15....................................................................   2,540    2,854,401
Wake County (GO)
   4.500%, 03/01/13....................................................................   7,800    7,995,390
Wake County (GO) Series C
   5.000%, 03/01/15....................................................................   1,400    1,566,530
                                                                                                ------------
TOTAL NORTH CAROLINA...................................................................           57,203,781
                                                                                                ------------
OHIO -- (4.1%)
City of Cincinnati School District (GO) (AGM)
   5.000%, 12/01/13....................................................................  11,730   12,459,958
City of Columbus (GO) Series 2
   5.000%, 07/01/13....................................................................   3,000    3,131,580
   5.000%, 07/01/14....................................................................   4,605    5,017,148
City of Columbus (GO) Series D
   5.000%, 12/15/13....................................................................     575      612,237
City of Mason School District (GO) (NATL-RE FGIC)
   5.000%, 12/01/15....................................................................   2,000    2,290,200
Greater Cleveland Regional Transit Authority (GO) Series B
   5.000%, 12/01/16....................................................................   2,725    3,181,710
Ohio State (GO)
   5.500%, 11/01/12....................................................................   8,615    8,727,340
   5.000%, 05/01/14....................................................................   5,000    5,406,700
   5.000%, 11/01/15....................................................................   2,425    2,771,508
Ohio State (GO) Series C
   5.000%, 09/15/14....................................................................   3,105    3,402,956
   5.000%, 08/01/15....................................................................   4,000    4,531,760
   5.000%, 08/01/17....................................................................   2,475    2,962,798
Ohio State (GO) Series D
   5.000%, 09/15/14....................................................................   3,800    4,164,648

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CONTINUED

                                                                                         FACE
                                                                                        AMOUNT      VALUE+
                                                                                        ------      ------
                                                                                        (000)

OHIO -- (Continued)
Ohio State University (RB) Series A
   4.000%, 12/01/15.................................................................... $1,000 $ 1,110,800
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16....................................................................  3,080   3,594,606
                                                                                               -----------
TOTAL OHIO.............................................................................         63,365,949
                                                                                               -----------
OKLAHOMA -- (0.9%)
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16....................................................................  4,415   4,545,905
   1.500%, 03/01/17....................................................................  1,465   1,507,002
Oklahoma State Turnpike Authority (RB) Series A
   5.000%, 01/01/15....................................................................  1,320   1,460,831
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/15....................................................................  2,425   2,515,792
   2.000%, 04/01/16....................................................................  4,300   4,496,897
                                                                                               -----------
TOTAL OKLAHOMA.........................................................................         14,526,427
                                                                                               -----------
OREGON -- (1.3%)
City of Portland (GO) Series A
   4.000%, 06/01/15....................................................................  2,000   2,190,960
Jackson County School District No. 5 (GO) (NATL-RE FGIC SCH BD GTY)
   5.000%, 06/15/15....................................................................  1,965   2,204,966
Multnomah County (GO)
   5.000%, 10/01/14....................................................................  5,490   6,014,075
Portland Community College District (GO)
   5.000%, 06/15/14....................................................................  7,410   8,044,666
Washington County School District No. 15 Forest Grove (GO) (AGM SCH BD GTY)
   5.250%, 06/15/15....................................................................  1,555   1,755,922
                                                                                               -----------
TOTAL OREGON...........................................................................         20,210,589
                                                                                               -----------
PENNSYLVANIA -- (2.8%)
Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
   5.250%, 02/01/13....................................................................  5,755   5,899,163
Commonwealth of Pennsylvania (GO) Second Series
   5.500%, 06/01/14....................................................................  8,000   8,746,880

                                                                                         FACE
                                                                                        AMOUNT      VALUE+
                                                                                        ------      ------
                                                                                        (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14.................................................................... $9,000 $ 9,640,890
   5.000%, 02/15/16....................................................................  7,420   8,570,990
   5.000%, 05/01/16....................................................................  2,025   2,356,047
Commonwealth of Pennsylvania (GO) Third Series
   5.000%, 09/01/12....................................................................  2,800   2,810,500
Conestoga Valley School District (GO) (ST AID WITHHLDG)
   4.000%, 01/15/17....................................................................  2,680   3,022,826
University of Pittsburgh of the Commonwealth System of Higher Education (RB) Series B
  (GO OF UNIV)
   5.000%, 09/15/15....................................................................  1,850   2,096,032
                                                                                               -----------
TOTAL PENNSYLVANIA.....................................................................         43,143,328
                                                                                               -----------
RHODE ISLAND -- (1.2%)
Rhode Island State & Providence Plantations (GO) Series A
   4.000%, 08/01/17....................................................................  2,065   2,329,506
Rhode Island State & Providence Plantations (GO) Series B (NATL-RE)
   5.000%, 08/01/12....................................................................  5,200   5,200,000
   5.000%, 08/01/13....................................................................  4,700   4,920,618
Rhode Island State & Providence Plantations (GO) Series C (AGM)
   5.000%, 02/15/15....................................................................  3,385   3,747,127
Rhode Island State & Providence Plantations (GO) Series E (NATL-RE)
   5.000%, 11/01/15....................................................................  2,260   2,561,823
                                                                                               -----------
TOTAL RHODE ISLAND.....................................................................         18,759,074
                                                                                               -----------
SOUTH CAROLINA -- (2.5%)
Beaufort County School District (GO) Series A (SCSDE)
   5.000%, 03/01/14....................................................................  5,505   5,905,599
Beaufort County School District (GO) Series B (SCSDE)
   5.000%, 03/01/14....................................................................  2,795   2,998,392
Beaufort County School District (GO) Series D (SCSDE)
   5.000%, 03/01/17....................................................................  6,425   7,638,747

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CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

SOUTH CAROLINA -- (Continued)
Clemson University (RB)
   2.000%, 05/01/16....................................................................  $1,355 $ 1,410,772
Richland County School District No. 2 (GO) Series C (SCSDE)
   5.000%, 02/01/16....................................................................   6,330   7,263,232
South Carolina State (GO) Series A
   4.000%, 06/01/15....................................................................   6,000   6,603,180
South Carolina State Public Service Authority (RB) Series A (NATL-RE FGIC)
   5.500%, 01/01/15....................................................................     500     559,580
South Carolina State Public Service Authority (RB) Series E
   5.000%, 01/01/15....................................................................     835     924,512
York County School District No. 3 (GO) Series B (SCSDE)
   5.000%, 03/01/15....................................................................   4,770   5,354,420
                                                                                                -----------
TOTAL SOUTH CAROLINA...................................................................          38,658,434
                                                                                                -----------
TENNESSEE -- (2.2%)
City of Kingsport (GO) Series B
   3.000%, 04/01/17....................................................................   2,005   2,200,608
City of Memphis (GO) Series A
   5.000%, 04/01/17....................................................................   1,230   1,465,262
Hamilton County (GO)
   3.000%, 03/01/13....................................................................   1,550   1,575,404
Knox County (GO)
   5.500%, 04/01/14....................................................................   6,300   6,829,200
Shelby County (GO) Series A
   5.000%, 04/01/14....................................................................   6,680   7,199,838
Shelby County (GO) Series A (ETM)
   5.000%, 04/01/14....................................................................   1,665   1,794,271
Sumner County (GO)
   5.000%, 06/01/14....................................................................   8,500   9,224,370
Tennessee State (GO) Series A
   5.000%, 05/01/14....................................................................   3,000   3,246,240
                                                                                                -----------
TOTAL TENNESSEE........................................................................          33,535,193
                                                                                                -----------
TEXAS -- (16.7%)
Arlington Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/14....................................................................   5,885   6,305,012

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

TEXAS -- (Continued)
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/14.................................................................... $ 6,895 $ 7,527,340
Carrollton-Farmers Branch Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/16....................................................................   6,570   7,589,138
City of Dallas (GO)
   5.000%, 02/15/14....................................................................   8,770   9,404,334
   5.000%, 02/15/14....................................................................   4,585   4,916,633
   5.000%, 02/15/15....................................................................  11,800  13,157,236
   5.000%, 02/15/15....................................................................   2,440   2,720,649
City of Dallas (GO) Series A
   5.000%, 02/15/16....................................................................   2,530   2,926,299
City of Dallas (RB) (AMBAC)
   5.000%, 10/01/12....................................................................  13,985  14,094,223
   5.000%, 10/01/13....................................................................   7,605   8,023,579
City of Frisco (GO) (NATL-RE FGIC)
   5.250%, 02/15/16....................................................................   1,175   1,367,536
City of Houston (GO) Series A
   4.000%, 03/01/16....................................................................   4,500   5,028,840
   5.000%, 03/01/16....................................................................  17,850  20,577,837
City of San Antonio Electric & Gas (RB)
   5.375%, 02/01/15....................................................................   5,975   6,705,683
City of San Antonio Electric & Gas (RB) Series A
   5.250%, 02/01/14....................................................................  12,015  12,903,029
   5.250%, 02/01/14....................................................................      90      96,554
   5.000%, 02/01/15....................................................................   3,025   3,366,825
   5.000%, 02/01/16....................................................................   2,875   3,313,955
County of El Paso (GO) (NATL-RE)
   5.000%, 02/15/16....................................................................   2,490   2,859,267
County of Fort Bend (GO) (NATL-RE)
   5.000%, 03/01/13....................................................................   2,110   2,168,827
Dallas Area Rapid Transit (RB) (FGIC)
   5.000%, 12/01/12....................................................................  10,475  10,640,714
Dallas Waterworks & Sewer System (RB) (AMBAC)
   5.000%, 10/01/14....................................................................   9,000   9,891,990
Denton County (GO) Series A
   5.000%, 07/15/15....................................................................   3,960   4,469,969

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CONTINUED

                                                                                         FACE
                                                                                        AMOUNT        VALUE+
                                                                                        ------        ------
                                                                                        (000)

TEXAS -- (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.................................................................... $ 3,000 $  3,399,090
Fort Worth Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/13....................................................................   8,025    8,230,199
Houston Independent School District (GO) Series A-1
   5.000%, 02/15/15....................................................................   4,000    4,453,640
North Texas Municipal Water District (RB)
   5.000%, 09/01/14....................................................................     605      662,790
   5.000%, 06/01/16....................................................................   2,130    2,479,703
Northwest Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/15....................................................................   1,000    1,113,410
Nueces County (GO)
   2.000%, 02/15/15....................................................................   2,375    2,465,796
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
   5.250%, 08/01/14....................................................................   3,195    3,509,931
Socorro Independent School District (GO) (PSF-GTD)
   5.250%, 08/15/14....................................................................   2,270    2,493,708
Texas Public Finance Authority (GO) Series A
   5.000%, 10/01/12....................................................................   1,500    1,511,730
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/14....................................................................   5,000    5,333,600
   5.000%, 07/01/15....................................................................  10,000   11,302,000
   5.000%, 01/01/16....................................................................   3,345    3,842,402
Texas State (GO)
   5.000%, 10/01/12....................................................................   3,000    3,023,460
   5.000%, 10/01/16....................................................................   5,000    5,909,500
Texas State Transportation Commission (RB)
   4.000%, 04/01/13....................................................................   1,500    1,537,935
   5.000%, 04/01/14....................................................................   5,870    6,327,801
Texas Tech University (RB) Series 12
   5.000%, 02/15/16....................................................................   2,095    2,417,588
University of Texas (RB) Series A
   5.000%, 08/15/12....................................................................   3,500    3,505,670
   5.000%, 07/01/14....................................................................   5,250    5,716,672
University of Texas (RB) Series B
   5.250%, 08/15/12....................................................................   2,730    2,734,641

                                                                                         FACE
                                                                                        AMOUNT        VALUE+
                                                                                        ------        ------
                                                                                        (000)

TEXAS -- (Continued)
   5.250%, 08/15/13....................................................................  $3,850 $  4,051,008
University of Texas (RB) Series D
   5.000%, 08/15/12....................................................................   1,815    1,817,940
University of Texas (RB) Series F
   5.000%, 08/15/15....................................................................   2,405    2,731,960
Williamson County (GO) (NATL-RE)
   5.000%, 02/15/14....................................................................   5,000    5,361,650
                                                                                                ------------
TOTAL TEXAS............................................................................          255,989,293
                                                                                                ------------
UTAH -- (0.7%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16....................................................................   2,770    3,008,525
Davis County School District (GO) Series B
   5.000%, 06/01/13....................................................................   2,000    2,079,360
Utah State (GO) Series B
   4.000%, 07/01/13....................................................................   4,700    4,863,372
                                                                                                ------------
TOTAL UTAH.............................................................................            9,951,257
                                                                                                ------------
VIRGINIA -- (3.6%)
City of Norfolk (GO) Series A
   4.000%, 03/01/16....................................................................   2,000    2,240,340
City of Richmond (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/15/15....................................................................   5,325    6,017,463
Fairfax County (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13....................................................................   9,975   10,291,806
   5.000%, 04/01/14....................................................................   9,375   10,106,156
   4.000%, 04/01/16....................................................................   3,065    3,458,454
Loudoun County (GO) Series B
   4.000%, 11/01/12....................................................................   1,000    1,009,400
Loudoun County (GO) Series B (ST AID WITHHLDG)
   5.000%, 12/01/13....................................................................   5,285    5,616,105
Virginia Commonwealth Transportation Board (RB)
   5.000%, 09/27/12....................................................................   4,040    4,069,371
Virginia State Public School Authority (RB)
   5.250%, 08/01/13....................................................................   6,385    6,703,867

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CONTINUED

                                                                     FACE
                                                                    AMOUNT            VALUE+
                                                                    ------            ------
                                                                    (000)

VIRGINIA -- (Continued)
Virginia State Public School Authority (RB) Series B
   5.000%, 08/01/13..............................................    $ 5,505 $     5,766,267
                                                                             ---------------
TOTAL VIRGINIA...................................................                 55,279,229
                                                                             ---------------
WASHINGTON -- (6.5%)
City of Seattle (GO)
   5.000%, 05/01/14..............................................      8,300       8,967,569
City of Seattle (GO) Series B
   5.000%, 08/01/15..............................................      7,385       8,373,852
City of Seattle Municipal Light & Power (RB) (AGM)
   5.000%, 08/01/12..............................................      1,500       1,500,000
King County School District No. 1 (GO) (SCH BD GTY)
   5.000%, 12/01/13..............................................     15,000      15,927,300
King County School District No. 414 (GO) (NATL-RE SCH BD GTY)
   5.000%, 12/01/13..............................................      1,500       1,593,135
King County Sewer Enterprise (RB)
   4.000%, 01/01/15..............................................      6,595       7,152,475
   4.000%, 01/01/16..............................................      6,510       7,244,523
Snohomish County Public Utility District No .1 (RB)
   5.000%, 12/01/15..............................................      5,000       5,707,700
Washington State (GO) (AGM)
   5.000%, 07/01/14..............................................      5,145       5,595,136
Washington State (GO) Series 2010C
   5.000%, 01/01/15..............................................      6,100       6,767,950
Washington State (GO) Series A
   5.000%, 01/01/16..............................................      2,000       2,299,600

                                                                     FACE
                                                                    AMOUNT            VALUE+
                                                                    ------            ------
                                                                    (000)

WASHINGTON -- (Continued)
Washington State (GO) Series C
   5.000%, 02/01/14..............................................    $ 6,895      $7,372,479
Washington State (GO) Series D
   5.000%, 01/01/14..............................................      3,330       3,546,783
Washington State (GO) Series R-2010A
   5.000%, 01/01/15..............................................     10,960      12,160,120
   5.000%, 01/01/17..............................................      1,215       1,436,895
Washington State (GO) Series R-2011C
   4.000%, 07/01/15..............................................      4,000       4,409,000
                                                                             ---------------
TOTAL WASHINGTON.................................................                100,054,517
                                                                             ---------------
WISCONSIN -- (1.8%)
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/16..............................................     14,075      16,341,779
Wisconsin State (GO) Series A
   4.000%, 05/01/16..............................................      5,090       5,721,720
   5.000%, 05/01/16..............................................      4,780       5,549,819
                                                                             ---------------
TOTAL WISCONSIN..................................................                 27,613,318
                                                                             ---------------
TOTAL MUNICIPAL BONDS............................................              1,503,831,882
                                                                             ---------------

                                                                      SHARES
                                                                      ------
TEMPORARY CASH INVESTMENTS -- (2.0%)
   BlackRock Liquidity Funds MuniFund Portfolio.................. 29,970,417      29,970,417
                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,506,873,694)^^........................................             $1,533,802,299
                                                                             ===============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Municipal Bonds...............          -- $1,503,831,882   --    $1,503,831,882
Temporary Cash Investments.... $29,970,417             --   --        29,970,417
                               ----------- --------------   --    --------------
TOTAL......................... $29,970,417 $1,503,831,882   --    $1,533,802,299
                               =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        FACE
                                                                       AMOUNT     VALUE+
                                                                       ------     ------
                                                                       (000)
MUNICIPAL BONDS -- (98.5%)
ALASKA -- (0.7%)
Borough of North Slope (GO) Series A
   4.000%, 06/30/18...................................................   $400 $  461,472
                                                                              ----------
ARIZONA -- (2.3%)
City of Phoenix (GO) Series A
   5.000%, 07/01/15...................................................    400    450,836
City of Scottsdale (GO)
   5.000%, 07/01/15...................................................    500    565,100
Pima County (GO)
   3.000%, 07/01/16...................................................    450    482,818
                                                                              ----------
  TOTAL ARIZONA.......................................................         1,498,754
                                                                              ----------
ARKANSAS -- (0.7%)
Springdale School District No. 50 (GO) Series A (ST AID WITHHLDG)
   4.000%, 06/01/16...................................................    400    445,268
                                                                              ----------
CALIFORNIA -- (0.4%)
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15...................................................    250    281,540
                                                                              ----------
COLORADO -- (3.1%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
   5.000%, 12/01/21...................................................    425    537,536
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   3.000%, 12/15/16...................................................    750    824,393
Boulder County (RB)
   5.000%, 07/15/18...................................................    540    656,111
                                                                              ----------
  TOTAL COLORADO......................................................         2,018,040
                                                                              ----------
CONNECTICUT -- (1.2%)
Connecticut State (ST) Revenue Series A (AMBAC)
   4.000%, 08/01/16...................................................    300    338,676
Town of Trumbull (GO) Series A
   3.000%, 09/01/16...................................................    450    490,396
                                                                              ----------
  TOTAL CONNECTICUT...................................................           829,072
                                                                              ----------

                                                                        FACE
                                                                       AMOUNT     VALUE+
                                                                       ------     ------
                                                                       (000)

FLORIDA -- (7.4%)
City of Jacksonville (RB)
   5.000%, 10/01/18................................................... $  315 $  381,915
City of Tallahassee Energy System (RB)
   5.000%, 10/01/20...................................................    250    303,900
Florida State Board of Education (GO) Series A
   5.000%, 06/01/17...................................................    150    179,697
   5.000%, 06/01/19...................................................    450    557,442
Florida State Board of Education (GO) Series B
   5.000%, 06/01/17...................................................    300    359,394
   5.000%, 06/01/20...................................................    800  1,002,032
Pasco County Water & Sewer (RB) Series A
   4.000%, 10/01/17...................................................    320    360,771
Tampa Bay Water Supply (RB)
   5.000%, 10/01/19...................................................    450    557,244
Tampa Bay Water Supply (RB) Series A
   5.000%, 10/01/16...................................................  1,000  1,174,230
                                                                              ----------
  TOTAL FLORIDA.......................................................         4,876,625
                                                                              ----------
GEORGIA -- (2.5%)
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16...................................................  1,200  1,395,528
Gordon County School District (GO) (ST AID WITHHLDG)
   3.000%, 09/01/17...................................................    250    274,432
                                                                              ----------
  TOTAL GEORGIA.......................................................         1,669,960
                                                                              ----------
HAWAII -- (1.8%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20...................................................    350    437,479
City & County of Honolulu (GO) Series B (AGM)
   5.250%, 07/01/17...................................................    545    658,349
Hawaii State (GO) Series DO
   5.000%, 08/01/16...................................................    100    117,082
                                                                              ----------
  TOTAL HAWAII........................................................         1,212,910
                                                                              ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                 FACE
                                                                                AMOUNT     VALUE+
                                                                                ------     ------
                                                                                (000)

ILLINOIS -- (1.4%)
Chicago Park District (GO) Series 2008E
   5.000%, 11/15/18............................................................ $  250 $  305,463
University of Illinois (RB) Series A
   5.000%, 04/01/20............................................................    500    605,645
                                                                                       ----------
  TOTAL ILLINOIS...............................................................           911,108
                                                                                       ----------
IOWA -- (1.2%)
City of Ankeny (GO) Series D
   4.000%, 06/01/18............................................................    700    810,418
                                                                                       ----------
KANSAS -- (3.3%)
City of Topeka (GO) Series A
   4.000%, 08/15/15............................................................    450    495,778
Johnson County Unified School District No. 232 (GO) Series A
   5.000%, 09/01/17............................................................    400    477,052
Sedgwick County (GO) Series B
   3.000%, 08/01/17............................................................    500    554,785
Wyandotte County Unified Government (GO) Series A
   3.000%, 08/01/18............................................................    580    641,625
                                                                                       ----------
  TOTAL KANSAS.................................................................         2,169,240
                                                                                       ----------
LOUISIANA -- (1.0%)
Saint Tammany Parish Wide School District No.12 (GO) (ASSURED GTY)
   5.000%, 03/01/16............................................................    575    660,226
                                                                                       ----------
MARYLAND -- (1.6%)
Town of Ocean City (GO)
   3.000%, 10/01/18............................................................    825    918,118
University System of Maryland (RB) Series D
   3.000%, 04/01/15............................................................    135    144,095
                                                                                       ----------
  TOTAL MARYLAND...............................................................         1,062,213
                                                                                       ----------
MASSACHUSETTS -- (4.8%)
City of Woburn (GO)
   4.000%, 09/01/22............................................................    350    412,548
Town of Auburn (GO)
   2.000%, 03/15/19............................................................    750    790,995
Town of Reading (GO)
   5.000%, 02/01/18............................................................  1,065  1,282,707

                                                                                 FACE
                                                                                AMOUNT     VALUE+
                                                                                ------     ------
                                                                                (000)

MASSACHUSETTS -- (Continued)
Town of Westwood (GO)
   3.000%, 06/01/16............................................................ $  600 $  655,122
                                                                                       ----------
  TOTAL MASSACHUSETTS..........................................................         3,141,372
                                                                                       ----------
MICHIGAN -- (0.9%)
Kentwood Public Schools (GO)
   4.000%, 05/01/22............................................................    500    579,485
                                                                                       ----------
MINNESOTA -- (2.0%)
Stillwater Independent School District No. 834 (GO) Series A (SD CRED PROG)
   3.000%, 02/01/16............................................................  1,200  1,295,112
                                                                                       ----------
MISSOURI -- (0.9%)
City of Kansas (GO) Series A
   4.000%, 02/01/22............................................................    500    589,395
                                                                                       ----------
NEVADA -- (2.2%)
Clark County (RB) (AMBAC)
   5.000%, 07/01/16............................................................    400    460,552
Clark County School District (GO) Series A (NATL-RE FGIC)
   4.500%, 06/15/17............................................................    400    460,984
Nevada State (GO) Series D
   5.000%, 06/01/17............................................................    425    503,820
                                                                                       ----------
  TOTAL NEVADA.................................................................         1,425,356
                                                                                       ----------
NEW HAMPSHIRE -- (1.6%)
City of Dover (GO)
   3.000%, 06/15/19............................................................    600    656,046
City of Nashua (GO)
   5.000%, 03/15/17............................................................    330    393,687
                                                                                       ----------
  TOTAL NEW HAMPSHIRE..........................................................         1,049,733
                                                                                       ----------
NEW JERSEY -- (3.8%)
Essex County (GO) Series A
   5.000%, 08/01/20............................................................  1,000  1,230,580
New Milford School District (GO) (SCH BD RES FD)
   4.000%, 08/15/16............................................................    440    490,758
South Orange & Maplewood School District (GO) (SCH BD RES FD)
   3.000%, 03/01/22............................................................    350    378,144

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

NEW JERSEY -- (Continued)
Township of Livingston (GO)
   3.000%, 01/15/21.................................................................... $  350 $  381,350
                                                                                               ----------
  TOTAL NEW JERSEY.....................................................................         2,480,832
                                                                                               ----------
NEW MEXICO -- (3.7%)
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
   4.000%, 09/01/20....................................................................    945  1,112,293
Las Cruces School District No. 2 (GO) Series A (ST AID WITHHLDG)
   4.000%, 08/01/19....................................................................  1,000  1,166,860
   4.000%, 08/01/20....................................................................    125    146,406
                                                                                               ----------
  TOTAL NEW MEXICO.....................................................................         2,425,559
                                                                                               ----------
NEW YORK -- (3.6%)
City of New York (GO) Series B
   5.000%, 08/01/19....................................................................    600    738,948
City of New York (GO) Series C
   5.250%, 08/01/18....................................................................    300    369,096
City of New York (GO) Series F
   3.000%, 08/01/15....................................................................    150    160,852
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19....................................................................    525    644,033
New York State Urban Development Corp. (RB)
   5.000%, 12/15/18....................................................................    400    492,896
                                                                                               ----------
  TOTAL NEW YORK.......................................................................         2,405,825
                                                                                               ----------
NORTH CAROLINA -- (1.9%)
Lincoln County (GO) Series A
   2.000%, 06/01/17....................................................................    500    527,625
Onslow County (GO)
   5.000%, 04/01/17....................................................................    600    717,192
                                                                                               ----------
  TOTAL NORTH CAROLINA.................................................................         1,244,817
                                                                                               ----------
NORTH DAKOTA -- (0.5%)
North Dakota State Board of Higher Education (RB) Series A
   2.000%, 04/01/16....................................................................    300    310,866
                                                                                               ----------
OHIO -- (2.4%)
Oakwood City School District (GO)
   2.000%, 12/01/17....................................................................    280    293,003

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

OHIO -- (Continued)
Ohio State (GO) Series A
   5.000%, 09/15/22.................................................................... $  200 $  254,912
Ohio State (GO) Series B
   5.000%, 08/01/17....................................................................    400    478,836
Ohio State Major New Street Infrastructure Project (RB) Series 2008-1
   5.500%, 06/15/15....................................................................    500    567,535
                                                                                               ----------
  TOTAL OHIO...........................................................................         1,594,286
                                                                                               ----------
OKLAHOMA -- (5.1%)
City of Tulsa (GO)
   5.000%, 12/01/17....................................................................    400    487,216
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16....................................................................  1,250  1,287,063
Tulsa County Independent School District No. 1 (GO)
   2.000%, 09/01/15....................................................................  1,090  1,136,805
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/16....................................................................    425    444,461
                                                                                               ----------
  TOTAL OKLAHOMA.......................................................................         3,355,545
                                                                                               ----------
OREGON -- (3.1%)
City of Portland (GO)
   4.000%, 06/01/20....................................................................    935  1,095,717
Deschutes County (GO)
   3.000%, 12/01/15....................................................................    225    241,684
Deschutes County Administrative School District No. 1 (GO) (NATL-RE FGIC)
   5.000%, 06/15/16....................................................................    200    232,416
Washington County School District No. 1 (GO) (NATL-RE FGIC)
   5.250%, 06/15/17....................................................................    400    483,516
                                                                                               ----------
  TOTAL OREGON.........................................................................         2,053,333
                                                                                               ----------
PENNSYLVANIA -- (3.2%)
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
   4.000%, 06/01/16....................................................................    375    416,992
Monroe County (GO)
   4.000%, 12/15/18....................................................................    400    461,024

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

PENNSYLVANIA -- (Continued)
West View Municipal Authority (RB)
   4.000%, 11/15/20.................................................................... $1,100 $1,268,960
                                                                                               ----------
  TOTAL PENNSYLVANIA...................................................................         2,146,976
                                                                                               ----------
RHODE ISLAND -- (0.6%)
Rhode Island State & Providence Plantations (GO) Series A
   5.000%, 08/01/22....................................................................    300    370,449
                                                                                               ----------
SOUTH CAROLINA -- (0.6%)
Clemson University (RB)
   3.000%, 05/01/21....................................................................    350    380,289
                                                                                               ----------
TENNESSEE -- (3.9%)
City of Johnson City (GO)
   3.000%, 06/01/19....................................................................    875    964,049
City of Pigeon Forge (GO)
   4.000%, 06/01/21....................................................................    670    780,878
Williamson County (GO) Series A
   4.000%, 05/01/22....................................................................    300    356,970
Wilson County (GO) (NATL-RE)
   5.000%, 04/01/15....................................................................    450    504,099
                                                                                               ----------
  TOTAL TENNESSEE......................................................................         2,605,996
                                                                                               ----------
TEXAS -- (10.9%)
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/20....................................................................    350    441,364
City of Copperas Cove (GO)
   4.000%, 08/15/15....................................................................    750    824,393
City of Fort Worth Water & Sewer System (RB)
   5.000%, 02/15/19....................................................................    400    490,444
City of Richardson (GO)
   4.250%, 02/15/18....................................................................    400    468,396
City of San Antonio Electric & Gas (RB) Series D
   5.000%, 02/01/19....................................................................    400    488,540
Galveston County (GO)
   5.000%, 02/01/22....................................................................  1,000  1,256,280
Grayson County (GO)
   5.000%, 01/01/21....................................................................    195    238,727
Harris County (GO) Series A
   4.000%, 10/01/18....................................................................    430    504,080
Harris County Metropolitan Transit Authority (RB) Series B
   4.000%, 11/01/18....................................................................    400    467,444

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

TEXAS -- (Continued)
Houston Community College System (GO)
   5.000%, 02/15/17.................................................................... $1,000 $1,187,110
Pflugerville Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/16....................................................................    350    410,358
Texas Transportation Commission (RB)
   5.250%, 04/01/26....................................................................    300    404,073
                                                                                               ----------
  TOTAL TEXAS..........................................................................         7,181,209
                                                                                               ----------
UTAH -- (0.6%)
Davis County (GO)
   4.000%, 02/01/18....................................................................    350    404,177
                                                                                               ----------
VIRGINIA -- (1.8%)
City of Newport News (GO) Series A
   2.000%, 07/15/18....................................................................    515    541,013
Virginia State Public School Authority (RB) Series D (ST AID WITHHLDG)
   5.250%, 08/01/18....................................................................    500    619,400
                                                                                               ----------
  TOTAL VIRGINIA.......................................................................         1,160,413
                                                                                               ----------
WASHINGTON -- (8.8%)
City of Seattle Municipal Light & Power (RB) Series A
   5.000%, 06/01/22....................................................................    310    394,180
City of Seattle Municipal Light & Power (RB) Series B
   5.000%, 02/01/16....................................................................    425    488,771
King County (GO)
   5.000%, 01/01/21....................................................................    425    531,080
King County School District No. 210 (GO) (SCH BD GTY)
   2.000%, 12/01/18....................................................................  1,200  1,255,332
King County School District No. 415 (GO) (AGM SCH BD GTY)
   5.000%, 12/01/17....................................................................    425    512,737
Snohomish County Public Utility District No. 1 (RB)
   5.000%, 12/01/19....................................................................    400    492,744
Spokane County Wastewater System (RB) Series A
   5.000%, 12/01/15....................................................................    300    342,570

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

WASHINGTON -- (Continued)
Thurston County School District No. 111 (GO) (SCH BD GTY)
   5.000%, 12/01/21....................................................................    $425 $   535,466
Washington State (GO)
   5.000%, 07/01/17....................................................................     300     360,078
Washington State (GO) Series D
   5.000%, 02/01/19....................................................................     400     491,608
Washington State (GO) Series R-2012C
   4.000%, 07/01/21....................................................................     350     413,130
                                                                                                -----------
  TOTAL WASHINGTON.....................................................................           5,817,696
                                                                                                -----------
WISCONSIN -- (3.0%)
Milwaukee County (GO) Series A
   5.000%, 10/01/16....................................................................     420     493,744
Milwaukee County Metropolitan Sewer District (GO) Series A
   5.500%, 10/01/15....................................................................     350     402,906
Sun Prairie Area School District (GO)
   4.000%, 03/01/20....................................................................     570     655,403
Swallow School District (GO)
   2.000%, 04/01/16....................................................................     390     407,570
                                                                                                -----------
  TOTAL WISCONSIN......................................................................           1,959,623
                                                                                                -----------
TOTAL MUNICIPAL BONDS..................................................................          64,885,190
                                                                                                -----------

                                                                                        SHARES       VALUE+
                                                                                        ------       ------
TEMPORARY CASH INVESTMENTS -- (1.5%)
   BlackRock Liquidity Funds MuniFund Portfolio........................................ 961,433    $961,433
                                                                                                -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $65,304,045)^^.................................................................         $65,846,623
                                                                                                ===========

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------
                                  LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  -------- ----------- ------- -----------
Municipal Bonds..................       -- $64,885,190   --    $64,885,190
Temporary Cash Investments....... $961,433          --   --        961,433
                                  -------- -----------   --    -----------
TOTAL............................ $961,433 $64,885,190   --    $65,846,623
                                  ======== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)
MUNICIPAL BONDS -- (96.8%)
CALIFORNIA -- (96.8%)
Anaheim Public Financing Authority (RB)
   4.500%, 08/01/13.................................................................... $  800 $  832,600
   4.000%, 08/01/14....................................................................    550    587,472
Anaheim Union High School District (GO) (AGM)
   5.000%, 08/01/13....................................................................    700    733,145
   5.000%, 08/01/14....................................................................    800    872,360
Anaheim Union High School District (GO) Series A (AGM)
   5.000%, 08/01/12....................................................................  1,275  1,275,000
Atascadero Unified School District (GO) Series A (AGM)
   3.000%, 08/01/15....................................................................    315    335,270
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/13....................................................................    775    799,459
   3.900%, 04/01/14....................................................................    900    952,560
   5.000%, 04/01/15....................................................................    495    553,385
California Educational Facilities Authority (RB)
   5.000%, 10/01/16....................................................................    700    806,715
California Educational Facilities Authority (RB) Series A
   5.000%, 04/01/13....................................................................  2,250  2,321,460
California Educational Facilities Authority (RB) Series P
   5.250%, 12/01/13....................................................................    925    986,263
California Educational Facilities Authority (RB) Series T-4
   5.000%, 03/15/14....................................................................  3,890  4,183,306
California Infrastructure & Economic Development Bank (RB) (AGM)
   5.250%, 07/01/13....................................................................  2,000  2,092,460
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
   5.250%, 10/01/13....................................................................  4,900  5,177,928
California State (GO)
   5.250%, 03/01/13....................................................................    850    873,970
   3.000%, 09/01/13....................................................................  1,500  1,543,710
   4.200%, 11/01/13....................................................................  1,825  1,910,063
   5.000%, 03/01/14....................................................................  2,925  3,128,229
   5.000%, 03/01/14....................................................................  2,850  3,048,018

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
   5.000%, 03/01/14.................................................................... $  800 $  855,584
   5.000%, 04/01/14....................................................................  1,750  1,877,978
   5.000%, 04/01/14....................................................................    555    595,587
   5.000%, 05/01/14....................................................................  5,075  5,463,745
   4.500%, 06/01/14....................................................................    750    803,228
   5.000%, 06/01/14....................................................................  3,065  3,310,353
   5.000%, 08/01/14....................................................................  1,480  1,608,597
   4.000%, 09/01/14....................................................................    875    936,714
   4.000%, 10/01/14....................................................................  1,000  1,073,110
   3.000%, 11/01/14....................................................................    665    700,524
   6.000%, 02/01/15....................................................................    950  1,075,808
   3.000%, 03/01/15....................................................................    500    528,930
   5.000%, 03/01/15....................................................................  3,900  4,324,476
   5.000%, 03/01/15....................................................................    500    554,420
   4.000%, 04/01/15....................................................................    700    760,018
   5.000%, 04/01/15....................................................................  1,000  1,112,040
   5.000%, 09/01/15....................................................................  1,000  1,127,760
   5.000%, 10/01/15....................................................................    500    565,415
   3.000%, 11/01/15....................................................................    500    534,990
   5.000%, 12/01/15....................................................................    700    796,103
   5.000%, 02/01/16....................................................................  1,275  1,455,374
   5.000%, 03/01/16....................................................................  1,245  1,424,790
   3.000%, 09/01/16....................................................................  1,500  1,622,700
   5.000%, 09/01/16....................................................................  2,350  2,729,784
   4.000%, 10/01/16....................................................................  1,175  1,320,348
   5.000%, 10/01/16....................................................................  2,090  2,433,596
   5.000%, 10/01/16....................................................................    795    925,698
   5.000%, 11/01/16....................................................................  2,410  2,812,880
   5.500%, 04/01/18....................................................................    750    914,498
California State (GO) (AMBAC)
   5.000%, 02/01/14....................................................................    770    820,805
   6.000%, 04/01/16....................................................................  1,265  1,499,835
   6.000%, 02/01/17....................................................................  1,000  1,209,900
California State (GO) (NATL-RE FGIC)
   5.000%, 03/01/14....................................................................  1,565  1,673,736
California State (GO) (NATL-RE)
   4.000%, 09/01/14....................................................................  1,000  1,070,530
   4.125%, 06/01/15....................................................................    200    218,790
   5.000%, 06/01/15....................................................................    310    346,701
   4.000%, 09/01/15....................................................................    500    548,705
California State (GO) Series 2
   4.000%, 09/01/15....................................................................    750    823,058
California State (GO) Series CF
   2.250%, 12/01/13....................................................................    500    508,415

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
California State Department of Transportation (RB) Series A (NATL-RE FGIC)
   4.500%, 02/01/13.................................................................... $1,000 $1,021,340
   5.000%, 02/01/15....................................................................  2,275  2,526,069
California State Department of Water Resources (RB)
   5.500%, 12/01/13....................................................................  1,075  1,149,616
California State Department of Water Resources (RB) (NATL-RE)
   5.000%, 12/01/14....................................................................  1,500  1,659,330
California State Department of Water Resources (RB) Series AE
   5.000%, 12/01/14....................................................................    575    636,076
California State Department of Water Resources (RB) Series L
   4.000%, 05/01/15....................................................................  2,490  2,735,838
   5.000%, 05/01/15....................................................................  3,750  4,222,538
   5.000%, 05/01/16....................................................................    385    448,406
   5.000%, 05/01/17....................................................................  1,100  1,318,053
California State Department of Water Resources (RB) Series M
   5.000%, 05/01/14....................................................................    750    810,180
   4.000%, 05/01/15....................................................................  2,250  2,472,142
   4.000%, 05/01/16....................................................................  2,250  2,536,380
California State Economic Recovery (GO) (ETM) Series A (NATL-RE)
   5.250%, 07/01/13....................................................................  1,845  1,929,427
California State Economic Recovery (GO) Series A
   5.250%, 07/01/13....................................................................    870    909,724
   5.250%, 07/01/14....................................................................  1,945  2,124,796
   5.250%, 07/01/14....................................................................     95    103,935
California State Economic Recovery (GO) Series A (NATL-RE FGIC)
   5.250%, 07/01/14....................................................................  3,445  3,763,456
California State Economic Recovery (GO) Series A (NATL-RE)
   5.250%, 07/01/13....................................................................  2,180  2,279,539
California State Public Works Board of Regents University California (RB) Series A
   5.000%, 03/01/14....................................................................    860    920,742

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
California State Public Works Board of Regents University California (RB) Series B
  (NATL-RE FGIC)
   5.000%, 06/01/17.................................................................... $1,275 $1,515,427
California State University (RB) Series A
   3.000%, 11/01/12....................................................................    500    503,445
   5.000%, 11/01/15....................................................................    600    680,544
   5.000%, 11/01/16....................................................................    500    585,630
California State University (RB) Series A (AGM)
   4.000%, 11/01/12....................................................................  1,000  1,009,330
   4.000%, 11/01/12....................................................................    545    550,085
Charter Oak Unified School District (GO) Series B (AGM)
   5.000%, 07/01/13....................................................................  2,805  2,926,961
City & County of San Francisco (GO)
   4.000%, 06/15/15....................................................................  2,000  2,192,960
City & County of San Francisco (GO) Series 2008-R1
   5.000%, 06/15/14....................................................................    500    543,025
City & County of San Francisco (GO) Series A
   4.000%, 06/15/13....................................................................  1,000  1,032,800
   5.000%, 06/15/15....................................................................  2,490  2,800,901
   5.000%, 06/15/15....................................................................    750    843,645
City & County of San Francisco Public Utilities Commission (RB) Series A (AGM)
   5.000%, 11/01/12....................................................................  4,810  4,866,373
City & County of San Francisco Public Utilities Commission (RB) Series C
   5.000%, 11/01/13....................................................................    525    555,692
City of Bakersfield School District (GO) Series A (AGM)
   4.000%, 11/01/14....................................................................    400    423,440
City of Fairfield (RB) (AGM)
   4.250%, 04/01/13....................................................................    500    513,305
City of Folsom (GO)
   4.000%, 08/01/14....................................................................  1,285  1,357,525
City of Los Angeles (GO) Series A
   2.500%, 09/01/13....................................................................  2,500  2,560,500
   3.000%, 09/01/15....................................................................  3,000  3,214,470
   3.250%, 09/01/16....................................................................    500    550,105

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series A (NATL-RE FGIC)
   5.250%, 09/01/13.................................................................... $ 1,000 $ 1,053,780
City of Los Angeles (GO) Series A (NATL-RE)
   5.000%, 09/01/12....................................................................   1,165   1,169,357
   5.250%, 09/01/14....................................................................   1,000   1,094,780
City of Los Angeles (RB) Series A
   5.000%, 06/01/13....................................................................   1,300   1,349,582
   4.000%, 06/01/14....................................................................     520     549,052
   4.000%, 06/01/15....................................................................   2,000   2,171,540
City of Oakland (GO)
   5.000%, 01/15/15....................................................................     500     551,745
City of Vernon (RB) Series A
   3.500%, 08/01/12....................................................................   1,550   1,550,000
   5.250%, 08/01/14....................................................................   1,300   1,382,992
Coast Community College District (GO) (NATL-RE)
   5.250%, 08/01/14....................................................................   1,000   1,092,470
Contra Costa Community College District (GO) (NATL-RE FGIC)
   5.000%, 08/01/13....................................................................   1,905   1,995,792
   5.000%, 08/01/14....................................................................   1,985   2,167,461
Contra Costa County Public Financing Authority (RB) Series B (NATL-RE)
   5.000%, 06/01/15....................................................................   1,700   1,878,058
Contra Costa Water District (RB) Series B
   4.000%, 10/01/14....................................................................  10,000  10,744,600
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15....................................................................   1,260   1,386,151
Davis Joint Unified School District Community Facilities District (ST) (AGM)
   3.000%, 08/15/16....................................................................     955   1,018,593
Desert Sands Unified School District (GO) (AGM)
   5.000%, 06/01/14....................................................................   3,275   3,554,718
   5.000%, 06/01/14....................................................................     600     651,246
East Bay Regional Park District (GO)
   4.000%, 09/01/13....................................................................   1,375   1,428,790
El Camino Community College District (GO) Series A (NATL-RE)
   5.000%, 08/01/13....................................................................   3,060   3,205,228

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

CALIFORNIA -- (Continued)
   5.000%, 08/01/13....................................................................  $2,915  $3,053,346
   5.000%, 08/01/13....................................................................   1,600   1,675,936
El Monte Union High School District (GO) Series A (FSA)
   5.000%, 06/01/13....................................................................   2,185   2,271,329
Escondido Union School District (GO) Series A (AGM)
   5.000%, 08/01/12....................................................................   3,045   3,045,000
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.500%, 08/01/14....................................................................     550     600,699
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
   4.000%, 05/01/16....................................................................   1,000   1,110,360
Fairfield-Suisun Unified School District Financing Corp. (GO)
   2.500%, 08/01/16....................................................................     750     792,435
Folsom Cordova Unified School District School Facilities Improvement District No. 4
  (GO) Series A (NATL-RE)
   5.000%, 10/01/16....................................................................     550     627,363
Fontana Unified School District (GO)
   4.000%, 12/01/12....................................................................   1,000   1,011,180
Foothill-De Anza Community College District (GO) Series B
   5.250%, 08/01/13....................................................................   3,675   3,858,530
   5.250%, 08/01/13....................................................................   2,000   2,099,880
Fremont Union High School District (GO)
   5.000%, 09/01/15....................................................................     925   1,047,109
Fresno Unified School District (GO) Series A
   2.000%, 08/01/14....................................................................     720     741,262
   4.000%, 08/01/16....................................................................   1,695   1,899,993
Gilroy Public Facilities Financing Authority (RB)
   4.000%, 11/01/14....................................................................     400     427,764
Glendale Unified School District (GO)
   4.000%, 09/01/15....................................................................   1,160   1,269,284
Golden West Schools Financing Authority (RB) (NATL-RE FGIC)
   5.000%, 08/01/13....................................................................     525     549,969

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
Grossmont Union High School District (GO) (NATL-RE)
   4.000%, 08/01/13.................................................................... $  500 $  518,715
   5.000%, 08/01/15....................................................................  1,160  1,311,983
Hacienda La Puente Unified School District (GO) Series B (AGM)
   5.000%, 08/01/13....................................................................  4,340  4,545,976
Hemet Unified School District (GO) Series A (AGM)
   5.750%, 08/01/14....................................................................    500    548,875
   5.625%, 08/01/15....................................................................    355    403,994
Huntington Beach Public Financing Authority (RB)
   3.000%, 09/01/16....................................................................    950  1,029,296
Kern High School District (GO) Series C (NATL-RE FGIC)
   5.500%, 08/01/14....................................................................    650    706,674
Long Beach Bond Finance Authority (TAN) (AMBAC)
   5.375%, 08/01/12....................................................................  1,585  1,585,000
Long Beach Unified School District (GO)
   4.000%, 08/01/12....................................................................    500    500,000
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/13....................................................................  2,500  2,618,375
   4.000%, 08/01/14....................................................................  2,335  2,499,874
   5.000%, 08/01/14....................................................................  1,000  1,090,450
Los Angeles Community College District (GO) Series A (AGM)
   5.250%, 08/01/13....................................................................    825    866,366
   5.250%, 08/01/14....................................................................  4,000  4,387,520
Los Angeles Community College District (GO) Series F-1
   3.250%, 08/01/14....................................................................  2,300  2,431,514
   3.000%, 08/01/15....................................................................    500    537,880
Los Angeles County Metropolitan Transportation Authority (RB)
   3.000%, 07/01/13....................................................................  1,750  1,794,258
Los Angeles County Metropolitan Transportation Authority (RB) (AMBAC)
   5.000%, 07/01/14....................................................................    500    543,640
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (AGM)
   5.000%, 10/01/12....................................................................  5,000  5,039,050

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/14.................................................................... $1,715 $1,865,388
Los Angeles Municipal Improvement Corp. (RB) Series A
   4.000%, 11/01/14....................................................................  2,770  2,955,867
   4.000%, 11/01/16....................................................................  1,795  1,978,054
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE FGIC)
   4.000%, 01/01/16....................................................................    400    436,760
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 09/01/13....................................................................    730    748,630
   3.000%, 03/01/16....................................................................    750    796,050
Los Angeles Municipal Improvement Corp. (RB) Series E
   5.000%, 09/01/14....................................................................    690    748,250
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/14....................................................................  2,045  2,252,240
   5.750%, 07/01/15....................................................................  1,170  1,344,716
Los Angeles Unified School District (GO) Series A
   4.000%, 07/01/17....................................................................  5,500  6,308,720
Los Angeles Unified School District (GO) Series A (FGIC)
   6.000%, 07/01/13....................................................................    400    421,032
Los Angeles Unified School District (GO) Series A (NATL-RE)
   5.000%, 07/01/13....................................................................    250    260,870
Los Angeles Unified School District (GO) Series B (AMBAC)
   4.000%, 07/01/13....................................................................    950    982,670
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.000%, 07/01/15....................................................................    400    450,464
Los Angeles Unified School District (GO) Series G (AMBAC)
   5.000%, 07/01/16....................................................................    730    849,048
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15....................................................................  1,250  1,407,700

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
Los Angeles Wastewater System (RB) Series A
   5.000%, 06/01/14.................................................................... $2,000 $2,167,360
Los Angeles Wastewater System (RB) Series C (NATL-RE)
   5.375%, 06/01/13....................................................................    600    625,464
Madera County Transportation Authority (RB) (AGM)
   3.000%, 03/01/15....................................................................  1,020  1,069,113
Manteca Unified School District (GO) (AGM)
   5.250%, 08/01/14....................................................................    500    549,075
Metropolitan Water District of Southern California (RB) Series C
   4.000%, 10/01/15....................................................................    900    999,864
Morgan Hill Unified School District (GO) (AMBAC)
   5.000%, 08/01/13....................................................................  1,240  1,298,714
Mount San Antonio Community College District (GO) Series C (AGM)
   4.000%, 09/01/14....................................................................    750    798,712
Northern California Power Agency (RB) Series A
   5.000%, 07/01/17....................................................................  1,000  1,180,690
Oak Park Unified School District (GO) Series A
   4.000%, 08/01/14....................................................................    600    634,476
Orange County (RB) Series A (NATL-RE)
   5.000%, 06/01/15....................................................................  2,000  2,232,000
Orange County Public Financing Authority (RB) (NATL-RE)
   5.000%, 07/01/16....................................................................  3,000  3,462,870
Oxnard School District (GO) (AGM)
   5.000%, 08/01/12....................................................................    610    610,000
Oxnard School District (GO) Series B (ASSURED GTY)
   4.000%, 08/01/14....................................................................    500    527,815
Oxnard Union High School District (GO)
   4.000%, 08/01/14....................................................................    475    506,483
Palm Springs Financing Authority (RB) Series A
   3.000%, 11/01/15....................................................................    625    653,556

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
Palomar Pomerado Health (GO) Series A (AMBAC)
   5.000%, 08/01/15.................................................................... $  500 $  554,940
Pasadena Unified School District (GO) (AGM)
   5.000%, 11/01/12....................................................................  2,000  2,023,540
Peralta Community College District (GO)
   5.000%, 08/01/12....................................................................    550    550,000
Peralta Community College District (GO) Series C
   4.000%, 08/01/14....................................................................    500    533,550
   5.000%, 08/01/15....................................................................    585    655,703
Piedmont Unified School District (GO)
   2.000%, 08/01/13....................................................................    725    737,738
   2.000%, 08/01/14....................................................................    340    350,520
Pleasanton Unified School District (GO) (AGM)
   5.250%, 08/01/16....................................................................    500    581,725
Rancho Santiago Community College District (GO)
   3.000%, 09/01/15....................................................................  1,195  1,280,431
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/16....................................................................    300    354,513
Riverside Unified School District (GO)
   4.000%, 02/01/14....................................................................    920    968,447
Sacramento Area Flood Control Agency (SA) Series A (NATL-RE FGIC)
   5.000%, 10/01/15....................................................................    665    755,586
Sacramento County Sanitation District (GO) (AMBAC)
   5.000%, 12/01/14....................................................................  3,790  4,197,273
Sacramento County Sanitation District (RB) (NATL-RE)
   5.000%, 08/01/14....................................................................    750    817,838
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/14....................................................................  1,000  1,088,580
Sacramento Suburban Water District (RB) Series A
   1.000%, 11/01/12....................................................................  1,995  1,998,990

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
San Diego County Regional Transportation Commission (RB) Series A
   2.000%, 04/01/13.................................................................... $3,000 $3,036,240
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
   5.250%, 05/01/13....................................................................    795    823,874
San Diego Public Facilities Financing Authority (RB) Series A
   4.500%, 05/15/14....................................................................  2,560  2,745,830
San Diego Public Facilities Financing Authority (RB) Series B
   5.000%, 05/15/14....................................................................  1,000  1,081,470
   5.000%, 05/15/16....................................................................  1,250  1,457,975
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16....................................................................  6,200  7,280,474
San Diego Unified School District (GO) Series F (AGM)
   5.000%, 07/01/14....................................................................  1,555  1,693,846
San Francisco Community College District (GO) Series A (AGM)
   5.000%, 06/15/15....................................................................  1,940  2,186,962
San Francisco Community College District (GO) Series C
   3.000%, 06/15/14....................................................................    930    975,458
San Francisco Community College District (GO) Series C (AGM)
   5.000%, 06/15/14....................................................................  1,015  1,102,341
San Jose Evergreen Community College District (GO) Series A
   3.000%, 08/01/13....................................................................  1,000  1,027,800
San Jose Unified School District (GO) (NATL-RE FGIC)
   5.000%, 08/01/12....................................................................  5,000  5,000,000
   5.000%, 08/01/14....................................................................    810    883,264
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/14....................................................................    625    662,831
   4.000%, 08/01/15....................................................................    600    651,300
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16....................................................................    700    755,258

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
San Marino Unified School District (GO) Series A
   5.250%, 07/01/14.................................................................... $  500 $  541,515
San Mateo County Community College District (GO) Series A
   4.500%, 09/01/13....................................................................  2,000  2,091,420
Santa Clara Unified School District (GO)
   2.000%, 07/01/13....................................................................  1,645  1,671,337
   4.000%, 07/01/13....................................................................    915    946,202
   4.000%, 07/01/15....................................................................    500    549,290
Santa Margarita-Dana Point Authority (RB) Series B (GO OF DIST)
   4.000%, 08/01/17....................................................................  1,000  1,138,990
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15....................................................................    940  1,059,568
Sonoma County (GO)
   2.500%, 10/25/12....................................................................  5,000  5,026,950
Sonoma County (RB) Series A (NATL-RE FGIC)
   4.000%, 09/01/12....................................................................  1,950  1,955,733
Southern California Public Power Authority (RB)
   4.000%, 07/01/15....................................................................    400    438,580
Southern California Public Power Authority (RB) Series A (AMBAC)
   5.000%, 07/01/13....................................................................  1,545  1,612,177
Southwestern Community College District (GO) Series B (NATL-RE FGIC)
   5.250%, 08/01/12....................................................................    750    750,000
Stockton Unified School District (GO) (AGM)
   4.000%, 08/01/12....................................................................    700    700,000
Torrance Unified School District (GO)
   4.000%, 08/01/13....................................................................    830    861,067
University of California (RB) Series E (NATL-RE)
   5.000%, 05/15/13....................................................................  1,560  1,618,703
   5.000%, 05/15/14....................................................................  3,180  3,443,240
University of California (RB) Series O
   5.000%, 05/15/14....................................................................  3,275  3,546,104

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                          FACE
                                                                         AMOUNT         VALUE+
                                                                         ------         ------
                                                                         (000)

CALIFORNIA -- (Continued)
Visalia Unified School District (GO)
   4.000%, 08/01/12...................................................     $  500 $    500,000
Vista Unified School District (GO) (AGM)
   4.000%, 08/01/15...................................................      1,000    1,089,830
Washington Township Health Care District (GO) Series A
   6.500%, 08/01/14...................................................        750      830,940
William S Hart Joint School Financing Authority (RB) (AMBAC)
   5.000%, 09/01/12...................................................        900      902,547
                                                                                  ------------
TOTAL MUNICIPAL BONDS.................................................             369,020,601
                                                                                  ------------

                                                                         SHARES
                                                                         ------
TEMPORARY CASH INVESTMENTS -- (3.2%)
   BlackRock Liquidity Funds MuniFund Portfolio....................... 12,331,458   12,331,458
                                                                                  ------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $375,711,018)^^...............................................            $381,352,059
                                                                                  ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Municipal Bonds..................          -- $369,020,601   --    $369,020,601
Temporary Cash Investments....... $12,331,458           --   --      12,331,458
                                  ----------- ------------   --    ------------
TOTAL............................ $12,331,458 $369,020,601   --    $381,352,059
                                  =========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)
MUNICIPAL BONDS -- (98.1%)
CALIFORNIA -- (98.1%)
Albany Unified School District (GO)
   4.000%, 08/01/21....................................................................   $240   $279,547
Alhambra Unified School District (GO) Series A (ASSURED GTY)
   5.250%, 08/01/18....................................................................    375    443,059
Amador County Unified School District (GO)
   4.000%, 08/01/19....................................................................    385    429,433
Anaheim Public Financing Authority (RB)
   5.000%, 08/01/17....................................................................    500    598,005
Antelope Valley Union High School District (GO)
   5.000%, 08/01/22....................................................................    350    425,233
Azusa Unified School District (GO)
   5.000%, 07/01/21....................................................................    425    525,462
Baldwin Park Unified School District (GO) (AGM)
   5.000%, 08/01/17....................................................................    100    115,633
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/15....................................................................    150    167,692
Berryessa Union School District (GO) (AMBAC)
   5.375%, 08/01/18....................................................................    200    236,342
Buena Park School District (GO) (AGM)
   2.500%, 08/01/21....................................................................     75     76,396
California Educational Facilities Authority (RB)
   5.000%, 10/01/16....................................................................    500    576,225
California State (GO)
   4.500%, 03/01/15....................................................................    200    219,218
   5.000%, 03/01/15....................................................................    150    166,326
   5.000%, 03/01/15....................................................................    125    138,605
   5.000%, 09/01/15....................................................................    100    112,776
   5.000%, 11/01/15....................................................................    100    113,389
   2.000%, 02/01/16....................................................................    300    311,538
   5.000%, 02/01/16....................................................................    225    256,831
   5.000%, 08/01/16....................................................................    475    550,430
   5.000%, 10/01/16....................................................................    300    349,320
   5.000%, 11/01/16....................................................................    150    175,076
   4.250%, 08/01/17....................................................................    100    114,534

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)
CALIFORNIA -- (Continued)
   4.000%, 09/01/17.................................................................... $1,910 $2,167,621
   5.500%, 04/01/18....................................................................    250    304,832
   5.000%, 09/01/18....................................................................    575    691,110
   5.500%, 04/01/19....................................................................    650    804,460
   3.125%, 10/01/19....................................................................    100    109,074
   5.000%, 10/01/19....................................................................    250    304,080
   4.000%, 11/01/19....................................................................    135    155,282
   5.000%, 09/01/20....................................................................    150    183,410
   5.000%, 10/01/20....................................................................    175    214,198
   5.000%, 02/01/21....................................................................    250    304,832
   5.000%, 09/01/21....................................................................    365    448,676
   5.250%, 09/01/22....................................................................    150    189,136
   5.250%, 10/01/22....................................................................    325    408,736
California State Department of Water Resources (RB) Series M
   4.000%, 05/01/19....................................................................    455    533,433
California State Economic Recovery (GO) Series A
   5.000%, 07/01/16....................................................................    280    326,488
   5.000%, 07/01/17....................................................................    250    299,532
   4.400%, 07/01/18....................................................................    410    488,257
California State University (RB) Series A
   5.000%, 11/01/15....................................................................    400    453,696
   5.000%, 11/01/19....................................................................    450    554,598
California State University (RB) Series C (AGM)
   5.000%, 11/01/22....................................................................    100    120,560
Chico Unified School District (GO) Series B (AGM)
   4.000%, 08/01/15....................................................................    100    109,450
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/21....................................................................    470    594,940
City of El Monte School District (GO) Series A (ASSURED GTY)
   5.000%, 08/01/15....................................................................    175    196,262
City of Long Beach (RB) Series B
   5.000%, 05/15/19....................................................................    250    309,868
City of Los Angeles (GO) Series A
   4.000%, 09/01/18....................................................................    780    907,140
City of Los Angeles (GO) Series B
   5.000%, 09/01/19....................................................................    600    743,238
City of Los Angeles (RB) Series A
   4.000%, 06/01/15....................................................................    275    298,587

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)

CALIFORNIA -- (Continued)
City of Riverside Water Revenue (RB) Series A
   5.000%, 10/01/18.................................................................... $  300 $  369,708
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
   5.000%, 11/01/15....................................................................    175    200,190
Colton Joint Unified School District (GO)
   5.000%, 08/01/21....................................................................    900  1,105,452
Colton Joint Unified School District (GO) Series C (NATL-RE FGIC)
   5.000%, 02/01/15....................................................................    140    153,362
Contra Costa County Public Financing Authority (RB) Series B (NATL-RE)
   5.000%, 06/01/15....................................................................    200    220,948
Cupertino Union School District (GO) Series A
   4.000%, 08/01/17....................................................................    275    316,833
Davis Joint Unified School District Community Facilities District (ST) (AGM)
   3.000%, 08/15/22....................................................................  1,000  1,035,120
East Side Union High School District (GO)
   4.000%, 08/01/21....................................................................    600    686,118
East Side Union High School District (GO) Series D
   3.000%, 08/01/19....................................................................    825    892,609
El Dorado Irrigation District & El Dorado Water Agency (CP) Series A (ASSURED GTY)
   4.000%, 08/01/16....................................................................    530    585,528
Enterprise Elementary School District (GO)
   4.000%, 09/01/19....................................................................    500    573,860
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.000%, 08/01/15....................................................................    450    502,830
   5.000%, 08/01/16....................................................................    400    460,968
Fallbrook Union Elementary School District (GO) Series A
   5.000%, 08/01/20....................................................................    200    249,140

                                                                                         FACE
                                                                                        AMOUNT     VALUE+
                                                                                        ------     ------
                                                                                        (000)
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School Facilities Improvement District No. 4
  (GO) Series A (NATL-RE)
   5.000%, 10/01/16....................................................................   $500   $570,330
Franklin-Mckinley School District (GO) (ASSURED GTY)
   5.000%, 08/01/17....................................................................    275    324,195
Fullerton Joint Union High School District (GO)
   4.000%, 08/01/16....................................................................    135    151,497
Grossmont Union High School District (GO) Series A
   5.000%, 08/01/18....................................................................    200    244,608
Huntington Beach Public Financing Authority (RB)
   4.000%, 09/01/18....................................................................    200    229,190
Jurupa Unified School District (GO) (AGM)
   4.000%, 08/01/18....................................................................    235    266,396
   5.000%, 08/01/20....................................................................    725    868,956
Liberty Union High School District (GO)
   4.000%, 08/01/21....................................................................    500    570,015
Lompoc Unified School District (GO) (ASSURED GTY)
   5.250%, 08/01/20....................................................................    400    500,636
Los Angeles Convention & Exhibit Center Authority (RB) Series A
   4.500%, 08/15/18....................................................................    100    111,848
Los Angeles County Metropolitan Transportation Authority (RB)
   5.000%, 07/01/17....................................................................    525    632,384
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   5.000%, 07/01/17....................................................................    300    353,109
   5.000%, 07/01/18....................................................................    665    796,597
Los Angeles Municipal Improvement Corp. (RB) Series A
   5.000%, 09/01/16....................................................................    200    227,672
Los Angeles Municipal Improvement Corp. (RB) Series A (ASSURED GTY)
   4.000%, 04/01/15....................................................................    105    113,107

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                            FACE
                                                                                           AMOUNT   VALUE+
                                                                                           ------   ------
                                                                                           (000)

CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 03/01/16.......................................................................  $250  $265,350
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/15.......................................................................   125   143,666
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/19.......................................................................   150   165,028
Los Angeles Unified School District (GO) Series F (FGIC)
   5.000%, 07/01/15.......................................................................   150   168,924
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15.......................................................................   250   281,540
   5.000%, 07/01/18.......................................................................   750   913,590
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.......................................................................   225   263,923
   5.000%, 08/01/22.......................................................................   485   570,976
Mendocino-Lake Community College District (GO) Series A (NATL-RE)
   5.000%, 08/01/17.......................................................................   100   114,653
Merced Union High School District (GO) Series A (ASSURED GTY)
   4.000%, 08/01/18.......................................................................   250   274,112
Montebello Unified School District (GO)
   5.000%, 08/01/20.......................................................................   250   298,632
Mount Diablo Unified School District (GO)
   4.000%, 08/01/16.......................................................................   165   185,163
   3.250%, 08/01/19.......................................................................   500   551,600
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
   4.500%, 08/01/18.......................................................................   500   564,555
Oceanside Unified School District (GO) Series A (ASSURED GTY)
   3.000%, 08/01/16.......................................................................   350   377,342
Orange County Sanitation District (CP) Series B (AGM)
   5.000%, 02/01/15.......................................................................   300   334,218

                                                                                            FACE
                                                                                           AMOUNT   VALUE+
                                                                                           ------   ------
                                                                                           (000)

CALIFORNIA -- (Continued)
Oxnard Financing Authority (RB) Series A
   4.000%, 06/01/16.......................................................................  $250  $277,498
Oxnard Union High School District (GO)
   4.000%, 08/01/21.......................................................................   320   365,930
   4.000%, 08/01/22.......................................................................   500   567,860
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.......................................................................   245   265,948
Peralta Community College District (GO)
   5.000%, 08/01/17.......................................................................   100   117,466
Peralta Community College District (GO) (AGM)
   5.000%, 08/01/15.......................................................................   200   225,440
Pomona Unified School District (GO) Series C
   4.000%, 08/01/16.......................................................................   250   277,118
Porterville Unified School District Facilities Improvement District (GO) Series B (AGM)
   5.000%, 08/01/18.......................................................................   450   527,571
   5.000%, 08/01/19.......................................................................   325   385,548
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.......................................................................   500   637,335
Roseville City School District (GO)
   5.000%, 08/01/17.......................................................................   400   478,836
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.......................................................................   125   148,604
Sacramento Unified School District (GO)
   5.000%, 07/01/18.......................................................................   125   148,102
San Bernardino County Flood Control District (RB) (AMBAC)
   5.500%, 08/01/15.......................................................................   100   112,673
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
   5.000%, 05/15/15.......................................................................   250   280,315
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.......................................................................   400   469,708

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)

CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B
   3.750%, 08/01/15....................................................................    $250    $274,668
San Diego Unified School District (GO) Series C-2 (AGM)
   5.500%, 07/01/21....................................................................     600     768,360
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16....................................................................     260     280,524
Santa Monica Public Financing Authority (RB) Series B
   4.000%, 12/01/19....................................................................     175     206,180
Saugus Union School District (GO) (NATL-RE FGIC)
   5.250%, 08/01/17....................................................................     500     592,545
Saugus/Hart School Facilities Financing Authority (RB) Series B
   5.000%, 09/01/15....................................................................     300     327,954
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16....................................................................     360     406,051
Southern California Public Power Authority (RB)
   4.000%, 07/01/15....................................................................     525     575,636
   5.000%, 07/01/18....................................................................     250     304,050
   4.000%, 07/01/19....................................................................     400     467,988
Stockton Unified School District (GO) (AGM)
   5.000%, 07/01/20....................................................................     150     168,178
Temecula Valley Unified School District (GO) (AGM)
   5.000%, 08/01/15....................................................................     100     111,645
West Contra Costa Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/17....................................................................     175     203,360
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20....................................................................     600     760,770
Western Riverside County Regional Wastewater Authority (RB) (ASSURED GTY)
   5.000%, 09/01/19....................................................................     250     299,082
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15....................................................................     400     447,840

                                                                                         FACE
                                                                                        AMOUNT       VALUE+
                                                                                        ------       ------
                                                                                        (000)
CALIFORNIA -- (Continued)
Yuba Community College District (GO) Series C
   5.000%, 08/01/17....................................................................    $240 $   288,211
                                                                                                -----------
TOTAL MUNICIPAL BONDS..................................................................          49,158,038
                                                                                                -----------

                                                                                        SHARES
                                                                                        ------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds MuniFund Portfolio........................................ 934,634     934,634
                                                                                                -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $49,325,872)^^.................................................................         $50,092,672
                                                                                                ===========

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------
                                  LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  -------- ----------- ------- -----------
Municipal Bonds..................       -- $49,158,038   --    $49,158,038
Temporary Cash Investments....... $934,634          --   --        934,634
                                  -------- -----------   --    -----------
TOTAL............................ $934,634 $49,158,038   --    $50,092,672
                                  ======== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES   VALUE+
                                                                       ------   ------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (13.5%)
   *1-800-FLOWERS.COM, Inc. Class A...................................   600  $  2,106
    A.H. Belo Corp. Class A...........................................   600     2,484
    Aaron's, Inc...................................................... 1,900    55,727
   #Abercrombie & Fitch Co. Class A...................................   400    13,520
   #Advance Auto Parts, Inc...........................................   200    14,030
   *Aeropostale, Inc.................................................. 1,075    21,199
   *AFC Enterprises, Inc..............................................   300     6,627
   *Amazon.com, Inc...................................................   700   163,310
   *AMC Networks, Inc. Class A........................................   150     6,504
    American Eagle Outfitters, Inc.................................... 3,112    64,792
   *American Public Education, Inc....................................   129     3,239
   *America's Car-Mart, Inc...........................................   400    18,352
   *Amerigon, Inc.....................................................   300     3,375
   *ANN, Inc.......................................................... 1,000    27,080
   *Apollo Group, Inc. Class A........................................   400    10,880
    Arbitron, Inc.....................................................   300    10,521
   *Arctic Cat, Inc...................................................   100     4,400
   *Asbury Automotive Group, Inc......................................   900    23,544
   *Ascena Retail Group, Inc.......................................... 2,400    44,016
   *Ascent Capital Group, Inc. Class A................................   200     9,956
   #Autoliv, Inc......................................................   600    33,942
  #*AutoNation, Inc...................................................   900    35,487
   *Ballantyne Strong, Inc............................................   500     2,675
  #*Barnes & Noble, Inc............................................... 1,700    22,559
   *Beasley Broadcast Group, Inc. Class A.............................   300     1,506
   *Beazer Homes USA, Inc............................................. 1,500     3,480
    bebe stores, Inc.................................................. 1,700    10,200
   *Bed Bath & Beyond, Inc............................................   700    42,665
    Belo Corp. Class A................................................ 2,400    16,440
    Benihana, Inc.....................................................   194     3,147
   #Best Buy Co., Inc................................................. 2,340    42,331
    Big 5 Sporting Goods Corp.........................................   600     4,524
   *Big Lots, Inc.....................................................   900    36,459
   *Biglari Holdings, Inc.............................................    50    18,787
  #*Blue Nile, Inc....................................................   200     5,136
   *Bluegreen Corp....................................................   500     2,395
    Blyth, Inc........................................................   550    18,854
    Bob Evans Farms, Inc.............................................. 1,000    38,520
   *Body Central Corp.................................................   200     2,068
   #Bon-Ton Stores, Inc. (The)........................................   300     1,980
   *Books-A-Million, Inc..............................................   600     1,416
   *BorgWarner, Inc...................................................   500    33,550
   *Bravo Brio Restaurant Group, Inc..................................   181     3,271
  #*Bridgepoint Education, Inc........................................   900     8,190
    Brinker International, Inc........................................   525    17,015
    Brown Shoe Co., Inc............................................... 1,300    17,888
    Brunswick Corp....................................................   300     6,597
   #Buckle, Inc. (The)................................................   300    11,601
  #*Buffalo Wild Wings, Inc...........................................   400    29,036
   *Build-A-Bear Workshop, Inc........................................   500     2,325
   *Cabela's, Inc..................................................... 1,300    59,722
   #Cablevision Systems Corp. Class A.................................   600     9,204
   *Cache, Inc........................................................   600     2,100
    Callaway Golf Co.................................................. 1,780     9,772
   *Cambium Learning Group, Inc....................................... 1,078     1,224
   *Capella Education Co..............................................   100     2,652
   *Career Education Corp............................................. 1,700     8,007
   *Caribou Coffee Co., Inc...........................................   600     6,822

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
  #*CarMax, Inc.......................................................  1,241 $ 34,537
   *Carmike Cinemas, Inc..............................................    300    4,170
    Carnival Corp.....................................................  3,260  108,493
    Carriage Services, Inc............................................    700    5,656
   *Carrols Restaurant Group, Inc.....................................    433    2,343
   *Carter's, Inc.....................................................  1,000   50,670
   *Casual Male Retail Group, Inc.....................................    800    3,040
    Cato Corp. Class A (The)..........................................    700   19,600
   *Cavco Industries, Inc.............................................    200    9,572
    CBS Corp. Class B.................................................  4,400  147,224
    CEC Entertainment, Inc............................................    300   10,338
   *Charter Communications, Inc. Class A..............................    100    7,692
  #*Cheesecake Factory, Inc. (The)....................................  1,200   40,224
    Chico's FAS, Inc..................................................  2,100   32,172
   *Children's Place Retail Stores, Inc. (The)........................    500   25,400
   #Choice Hotels International, Inc..................................    700   28,056
    Christopher & Banks Corp..........................................    700    1,526
    Cinemark Holdings, Inc............................................  1,436   33,574
   *Citi Trends, Inc..................................................    200    3,006
   *Clear Channel Outdoor Holdings, Inc. Class A......................    600    3,036
    Coach, Inc........................................................    500   24,665
  #*Coinstar, Inc.....................................................    558   26,499
   *Collective Brands, Inc............................................  1,600   34,432
   #Columbia Sportswear Co............................................    600   30,354
    Comcast Corp. Class A............................................. 11,509  374,618
    Comcast Corp. Special Class A.....................................  4,700  150,071
  #*Conn's, Inc.......................................................    989   17,654
    Cooper Tire & Rubber Co...........................................  1,440   25,157
    Core-Mark Holding Co., Inc........................................    200    9,658
   *Corinthian Colleges, Inc..........................................  1,955    3,949
    Cracker Barrel Old Country Store, Inc.............................    400   25,064
  #*Crocs, Inc........................................................  1,400   21,490
    CSS Industries, Inc...............................................    300    5,622
    CTC Media, Inc....................................................  1,038    7,702
    Culp, Inc.........................................................    500    5,000
   *Cumulus Media, Inc. Class A.......................................  1,143    2,880
   *Cybex International, Inc..........................................    500      615
    D.R. Horton, Inc..................................................  3,300   58,179
   #Dana Holding Corp.................................................  4,036   53,194
    Darden Restaurants, Inc...........................................    500   25,590
  #*Deckers Outdoor Corp..............................................    400   16,684
   *Delta Apparel, Inc................................................    100    1,400
    Destination Maternity Corp........................................    400    7,156
   #DeVry, Inc........................................................    697   13,682
    Dick's Sporting Goods, Inc........................................    300   14,736
   *Digital Generation, Inc...........................................    600    6,396
    Dillard's, Inc. Class A...........................................  1,400   91,322
   *DineEquity, Inc...................................................    300   15,990
   *DIRECTV Class A...................................................  1,202   59,691
   *Discovery Communications, Inc. Class A............................    300   15,189
   *Discovery Communications, Inc. Class C............................    500   23,310
    DISH Network Corp. Class A........................................    200    6,152
   *Dixie Group, Inc. (The)...........................................    400    1,384
   *Dollar General Corp...............................................    200   10,202
   *Dollar Tree, Inc..................................................  1,200   60,408
    Domino's Pizza, Inc...............................................    600   20,484
   *Dorman Products, Inc..............................................    800   22,976
  #*DreamWorks Animation SKG, Inc. Class A............................  1,400   26,880
   *Drew Industries, Inc..............................................    400   10,744
    DSW, Inc. Class A.................................................    400   23,648
   *E.W. Scripps Co. Class A (The)....................................  1,400   13,006

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
                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Education Management Corp......................................... 1,100  $  4,136
    Einstein Noah Restaurant Group, Inc...............................   300     5,100
   *Emerson Radio Corp................................................   300       603
   *Entercom Communications Corp. Class A.............................   700     3,808
    Entravision Communications Corp. Class A..........................   400       496
   #Ethan Allen Interiors, Inc........................................   800    16,504
   *Exide Technologies................................................ 2,400     7,032
   #Expedia, Inc......................................................   571    32,541
  #*Express, Inc......................................................   500     8,050
    Family Dollar Stores, Inc.........................................   500    33,040
   *Famous Dave's of America, Inc.....................................   400     4,160
   *Federal-Mogul Corp................................................ 1,897    18,875
   *Fiesta Restaurant Group, Inc......................................   433     6,664
    Finish Line, Inc. Class A (The)................................... 1,300    27,144
   *Fisher Communications, Inc........................................   400    12,784
    Foot Locker, Inc.................................................. 5,400   178,308
    Ford Motor Co..................................................... 5,020    46,385
  #*Fossil, Inc.......................................................   200    14,338
    Frisch's Restaurants, Inc.........................................   100     3,251
  #*Fuel Systems Solutions, Inc.......................................   500     8,860
   *Furniture Brands International, Inc...............................   800       880
   #GameStop Corp. Class A............................................ 3,194    51,168
    Gannett Co., Inc.................................................. 3,862    54,493
    Gap, Inc. (The)................................................... 2,100    61,929
   #Garmin, Ltd....................................................... 1,445    55,791
   *Gaylord Entertainment Co.......................................... 1,200    44,100
   *General Motors Co................................................. 4,264    84,043
   *Genesco, Inc......................................................   600    39,732
   #Gentex Corp.......................................................   487     7,797
    Genuine Parts Co..................................................   500    32,015
   *G-III Apparel Group, Ltd..........................................   600    14,742
  #*Goodyear Tire & Rubber Co. (The).................................. 2,000    22,900
   *Gordmans Stores, Inc..............................................   100     1,694
   *Grand Canyon Education, Inc.......................................   366     6,090
   *Gray Television, Inc..............................................   300       504
    Group 1 Automotive, Inc...........................................   500    26,875
   #Guess?, Inc.......................................................   774    23,297
    H&R Block, Inc.................................................... 1,300    20,969
  #*Hanesbrands, Inc..................................................   700    21,014
    Harley-Davidson, Inc..............................................   800    34,584
   *Harman International Industries, Inc.............................. 1,040    41,964
    Harte-Hanks, Inc.................................................. 1,200     7,560
   #Hasbro, Inc.......................................................   400    14,328
    Haverty Furniture Cos., Inc.......................................   600     6,768
   *Helen of Troy, Ltd................................................   903    27,505
  #*hhgregg, Inc......................................................   800     5,504
  #*Hibbett Sports, Inc...............................................   200    12,154
    Hillenbrand, Inc.................................................. 1,103    19,071
   *Hollywood Media Corp..............................................   300       399
    Home Depot, Inc. (The)............................................ 3,536   184,508
    Hooker Furniture Corp.............................................   200     2,358
    Hot Topic, Inc....................................................   878     8,920
    HSN, Inc..........................................................   400    16,944
   *Hyatt Hotels Corp. Class A........................................   442    15,713
   *Iconix Brand Group, Inc........................................... 2,200    39,006
    International Speedway Corp. Class A..............................   800    20,512
    Interpublic Group of Cos., Inc. (The)............................. 4,700    46,389
    Interval Leisure Group, Inc....................................... 1,082    19,844
   *iRobot Corp.......................................................   216     4,916
  #*ITT Educational Services, Inc.....................................   200     7,764
   *J. Alexander's Corp...............................................   150     1,956

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   #J.C. Penney Co., Inc..............................................  1,671 $ 37,614
   *Jack in the Box, Inc..............................................    900   24,291
    JAKKS Pacific, Inc................................................    662   10,605
    John Wiley & Sons, Inc. Class B...................................     70    3,344
    Johnson Controls, Inc.............................................  2,300   56,695
   *Johnson Outdoors, Inc. Class A....................................    300    6,279
    Jones Group, Inc. (The)...........................................  1,700   17,969
  #*Jos. A. Bank Clothiers, Inc.......................................    600   25,356
   *Journal Communications, Inc. Class A..............................  1,600    8,864
  #*K12, Inc..........................................................    700   12,656
   #KB Home...........................................................  2,000   18,480
   *Kenneth Cole Productions, Inc. Class A............................    200    3,008
   *Kirkland's, Inc...................................................    474    5,124
    Kohl's Corp.......................................................  1,498   74,481
   *Kona Grill, Inc...................................................    280    2,310
   *Krispy Kreme Doughnuts, Inc.......................................    600    3,660
  #*K-Swiss, Inc. Class A.............................................    500    1,555
   *Lakeland Industries, Inc..........................................    200    1,320
  #*Lamar Advertising Co. Class A.....................................    602   18,271
   *La-Z-Boy, Inc.....................................................  1,227   14,675
   *LeapFrog Enterprises, Inc.........................................  1,200   13,788
    Lear Corp.........................................................  1,021   36,297
   *Learning Tree International, Inc..................................    500    2,415
   *Lee Enterprises, Inc..............................................  2,000    2,500
   #Leggett & Platt, Inc..............................................  2,900   67,222
   #Lennar Corp. Class A..............................................  3,200   93,472
    Lennar Corp. Class B Voting.......................................    240    5,448
   *Libbey, Inc.......................................................    300    4,356
   *Liberty Global, Inc. Class A......................................    200   10,556
   *Liberty Global, Inc. Class C......................................    200    9,968
   *Liberty Interactive Corp. Class A.................................  6,200  116,126
   *Liberty Media Corp. - Liberty Capital Class A.....................    790   74,734
  #*Life Time Fitness, Inc............................................    834   37,872
    Lifetime Brands, Inc..............................................    500    6,440
    Limited Brands, Inc...............................................    400   19,020
   *LIN TV Corp. Class A..............................................    800    2,872
    Lincoln Educational Services Corp.................................    600    2,616
    Lithia Motors, Inc. Class A.......................................    600   16,716
   *Live Nation Entertainment, Inc....................................  3,800   33,896
   *LKQ Corp..........................................................  2,000   70,660
    Lowe's Cos., Inc.................................................. 10,000  253,700
   *Luby's, Inc.......................................................  1,000    6,630
  #*Lululemon Athletica, Inc..........................................    200   11,296
  #*Lumber Liquidators Holdings, Inc..................................    171    7,232
   *M/I Homes, Inc....................................................    500    8,295
    Macy's, Inc.......................................................  2,000   71,680
   *Madison Square Garden Co. Class A (The)...........................  1,250   45,312
   *Maidenform Brands, Inc............................................    500   10,540
    Marcus Corp.......................................................    500    6,560
    Marine Products Corp..............................................  1,100    5,995
   *MarineMax, Inc....................................................     15      112
   #Marriott International, Inc. Class A..............................    806   29,355
   *Marriott Vacations Worldwide Corp.................................     40    1,241
   *Martha Stewart Living Omnimedia Class A...........................  1,000    3,250
    Mattel, Inc.......................................................  1,500   52,755
    Matthews International Corp. Class A..............................    700   20,300
   *McClatchy Co. Class A (The).......................................    651    1,048
    McDonald's Corp...................................................  2,000  178,720
    McGraw-Hill Cos., Inc. (The)......................................    300   14,088
    MDC Holdings, Inc.................................................  1,300   41,418
  #*Media General, Inc. Class A.......................................    350    1,712

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued).................................
    Men's Wearhouse, Inc. (The).......................................  1,222 $ 33,300
   #Meredith Corp.....................................................  1,100   36,344
   *Meritage Homes Corp...............................................  1,000   35,100
   *Modine Manufacturing Co...........................................  1,100    7,381
   *Mohawk Industries, Inc............................................  1,479   98,250
   #Monro Muffler Brake, Inc..........................................    575   19,015
   *Morgans Hotel Group Co............................................    281    1,394
   #Morningstar, Inc..................................................    600   34,842
    Movado Group, Inc.................................................    600   14,064
   *Nathan's Famous, Inc..............................................    200    6,058
    National CineMedia, Inc...........................................    472    6,674
  #*Netflix, Inc......................................................    200   11,370
   *New York & Co., Inc...............................................    500    2,275
   *New York Times Co. Class A (The)..................................  3,000   23,250
    Newell Rubbermaid, Inc............................................  3,600   63,540
    News Corp. Class A................................................ 12,600  290,052
    News Corp. Class B................................................  3,700   85,803
   #NIKE, Inc. Class B................................................    700   65,345
   #Nordstrom, Inc....................................................    500   27,070
    Nutrisystem, Inc..................................................    600    6,291
   *NVR, Inc..........................................................     13   10,062
   *Office Depot, Inc.................................................  2,500    4,450
   *OfficeMax, Inc....................................................  1,800    8,082
    Omnicom Group, Inc................................................    600   30,108
   *Orbitz Worldwide, Inc.............................................  1,300    5,642
   *Orchard Supply Hardware Stores Corp. Class A......................     40      670
   *O'Reilly Automotive, Inc..........................................    700   60,018
   *Orient-Express Hotels, Ltd. Class A...............................  2,713   24,743
    Outdoor Channel Holdings, Inc.....................................  1,000    6,940
  #*Overstock.com, Inc................................................    300    2,412
    Oxford Industries, Inc............................................    400   17,296
   *Panera Bread Co. Class A..........................................    100   15,749
   *Papa John's International, Inc....................................    500   25,505
  #*Peet's Coffee & Tea, Inc..........................................    381   28,727
    Penske Automotive Group, Inc......................................  2,600   62,140
    Pep Boys - Manny, Moe & Jack (The)................................  1,200   10,884
   *Perry Ellis International, Inc....................................    400    7,540
    PetSmart, Inc.....................................................    500   33,055
    Pier 1 Imports, Inc...............................................  1,900   31,331
   #Polaris Industries, Inc...........................................    402   30,214
    Pool Corp.........................................................    553   20,384
   *Premier Exhibitions, Inc..........................................    300      657
   *Priceline.com, Inc................................................    100   66,174
   *PulteGroup, Inc...................................................  6,260   70,738
    PVH Corp..........................................................    900   71,487
   *Quiksilver, Inc...................................................  4,300   12,427
    R.G. Barry Corp...................................................    300    3,996
  #*Radio One, Inc. Class D...........................................    400      332
   #RadioShack Corp...................................................  3,000    8,730
    Ralph Lauren Corp.................................................    100   14,434
   *Red Lion Hotels Corp..............................................    600    4,488
   *Red Robin Gourmet Burgers, Inc....................................    400   11,940
   #Regal Entertainment Group Class A.................................    600    8,292
    Regis Corp........................................................  1,700   28,764
    Rent-A-Center, Inc................................................  1,700   60,452
   *Rentrak Corp......................................................    200    3,744
   *Rocky Brands, Inc.................................................    200    2,308
    Ross Stores, Inc..................................................  1,000   66,440
    Royal Caribbean Cruises, Ltd......................................  2,514   62,800
   *Ruby Tuesday, Inc.................................................  1,500    9,615
   *Ruth's Hospitality Group, Inc.....................................    695    4,670

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   #Ryland Group, Inc. (The).......................................... 1,048  $ 25,026
   *Saga Communications, Inc. Class A.................................   100     3,390
  #*Saks, Inc......................................................... 4,500    46,935
    Salem Communications Corp. Class A................................   400     1,956
   *Sally Beauty Holdings, Inc........................................ 2,100    55,482
   *School Specialty, Inc.............................................   400     1,344
    Scripps Networks Interactive, Inc. Class A........................   400    21,540
  #*Sears Holdings Corp...............................................   900    44,541
   *Select Comfort Corp...............................................   580    15,086
    Service Corp. International....................................... 6,100    78,385
    Shiloh Industries, Inc............................................   600     6,306
    Shoe Carnival, Inc................................................   500    11,100
  #*Shutterfly, Inc...................................................   300     9,849
    Signet Jewelers, Ltd. ADR......................................... 1,542    67,725
    Sinclair Broadcast Group, Inc. Class A............................   600     6,120
    Six Flags Entertainment Corp......................................   900    51,849
   *Skechers U.S.A., Inc. Class A.....................................   700    13,958
    Skyline Corp......................................................   400     1,964
   *Smith & Wesson Holding Corp.......................................   600     6,060
   #Sonic Automotive, Inc. Class A....................................   900    15,408
   *Sonic Corp........................................................ 1,000     9,900
    Sotheby's.........................................................   800    23,480
    Spartan Motors, Inc............................................... 1,100     5,610
    Speedway Motorsports, Inc......................................... 1,414    22,497
    Stage Stores, Inc.................................................   900    17,046
    Standard Motor Products, Inc......................................   448     6,299
  #*Standard Pacific Corp............................................. 4,600    26,082
    Staples, Inc...................................................... 4,555    58,031
    Starbucks Corp....................................................   900    40,752
    Starwood Hotels & Resorts Worldwide, Inc..........................   500    27,075
   *Stein Mart, Inc................................................... 1,300    10,335
   *Steiner Leisure, Ltd..............................................   145     6,046
   *Steinway Musical Instruments, Inc.................................   176     4,337
   *Steven Madden, Ltd................................................   682    27,573
    Stewart Enterprises, Inc. Class A................................. 2,000    13,660
    Strattec Security Corp............................................    40       900
   #Strayer Education, Inc............................................   100     7,266
   #Sturm Ruger & Co., Inc............................................   500    24,715
    Superior Industries International, Inc............................   800    13,672
    Superior Uniform Group, Inc.......................................   200     2,458
   *Systemax, Inc.....................................................   988    12,320
   *Tandy Brands Accessories, Inc.....................................   100       135
    Tandy Leather Factory, Inc........................................   300     1,536
    Target Corp....................................................... 2,600   157,690
  #*Tempur-Pedic International, Inc...................................   300     8,547
   *Tenneco, Inc...................................................... 1,300    38,077
  #*Tesla Motors, Inc.................................................   413    11,324
    Texas Roadhouse, Inc.............................................. 1,500    25,965
   #Thor Industries, Inc.............................................. 1,040    29,879
   #Tiffany & Co......................................................   400    21,972
    Time Warner Cable, Inc............................................ 2,380   202,133
    Time Warner, Inc.................................................. 8,366   327,278
    TJX Cos., Inc. (The).............................................. 1,600    70,848
   *Toll Brothers, Inc................................................ 2,600    75,842
   *Town Sports International Holdings, Inc...........................   288     3,721
    Tractor Supply Co................................................. 1,600   145,392
    True Religion Apparel, Inc........................................   700    18,368
   *TRW Automotive Holdings Corp......................................   600    23,580
   *Tuesday Morning Corp..............................................   600     3,036
    Tupperware Brands Corp............................................   400    20,968
    Ulta Salon Cosmetics & Fragrance, Inc.............................   200    16,976

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Discretionary -- (Continued)
  #*Under Armour, Inc. Class A........................................    200 $    10,888
   *Unifi, Inc........................................................    666       7,379
   *Universal Electronics, Inc........................................    300       3,777
    Universal Technical Institute, Inc................................    500       5,745
  #*Urban Outfitters, Inc.............................................    400      12,220
    V.F. Corp.........................................................    200      29,860
   #Vail Resorts, Inc.................................................  1,000      49,640
  #*Valassis Communications, Inc......................................    900      20,295
    Value Line, Inc...................................................    106       1,257
    Viacom, Inc. Class B..............................................  1,000      46,710
   #Virgin Media, Inc.................................................    500      13,690
   *Visteon Corp......................................................    510      16,539
   *VOXX International Corp...........................................    850       6,366
    Walt Disney Co. (The)............................................. 12,047     591,990
   *Warnaco Group, Inc. (The).........................................    640      27,302
   #Washington Post Co. Class B (The).................................    167      56,530
   #Weight Watchers International, Inc................................    200      10,120
    Wendy's Co. (The).................................................  7,014      32,194
   *West Marine, Inc..................................................    500       5,115
   *Wet Seal, Inc. Class A (The)......................................  2,400       6,576
    Weyco Group, Inc..................................................    256       6,093
    Whirlpool Corp....................................................  1,100      74,316
    Wiley (John) & Sons, Inc. Class A.................................    940      44,791
    Williams Controls, Inc............................................    100       1,095
    Williams-Sonoma, Inc..............................................    850      29,538
    Winmark Corp......................................................     30       1,657
   *Winnebago Industries, Inc.........................................    477       4,832
   #Wolverine World Wide, Inc.........................................    564      25,059
    World Wrestling Entertainment, Inc. Class A.......................    700       5,425
    Wyndham Worldwide Corp............................................  2,200     114,510
    Yum! Brands, Inc..................................................    700      45,388
   *Zale Corp.........................................................    600       1,812
  #*Zumiez, Inc.......................................................    696      25,286
                                                                              -----------
Total Consumer Discretionary..........................................         11,496,118
                                                                              -----------
Consumer Staples -- (5.6%)
    Alico, Inc........................................................    200       5,846
    Andersons, Inc. (The).............................................    500      18,985
    Archer-Daniels-Midland Co.........................................  5,000     130,450
    Avon Products, Inc................................................    900      13,941
    B&G Foods, Inc....................................................    700      19,600
    Bunge, Ltd........................................................  1,575     103,588
    Calavo Growers, Inc...............................................    300       8,094
    Cal-Maine Foods, Inc..............................................    600      22,638
   #Campbell Soup Co..................................................    800      26,488
   #Casey's General Stores, Inc.......................................    600      35,658
   *Central Garden & Pet Co...........................................    500       5,370
   *Central Garden & Pet Co. Class A..................................    618       7,058
   *Chiquita Brands International, Inc................................  1,500       7,770
   #Church & Dwight Co., Inc..........................................    800      46,088
    Clorox Co. (The)..................................................    500      36,355
    Coca-Cola Bottling Co. Consolidated...............................    200      13,434
    Coca-Cola Co. (The)...............................................  4,000     323,200
    Coca-Cola Enterprises, Inc........................................  2,497      73,212
    Colgate-Palmolive Co..............................................    700      75,152
    ConAgra Foods, Inc................................................  3,453      85,255
    Costco Wholesale Corp.............................................  1,200     115,416
   *Darling International, Inc........................................  3,100      51,212
   *Dean Foods Co.....................................................  1,280      15,834
   #Diamond Foods, Inc................................................    500       8,135
  #*Dole Food Co., Inc................................................  1,800      21,186

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Staples -- (Continued)
    Dr. Pepper Snapple Group, Inc.....................................  1,184 $ 53,967
   *Elizabeth Arden, Inc..............................................  1,000   39,010
   *Energizer Holdings, Inc...........................................    633   49,228
    Estee Lauder Cos., Inc. Class A (The).............................    400   20,952
   *Farmer Bros. Co...................................................    500    3,900
    Flowers Foods, Inc................................................  2,200   47,014
    Fresh Del Monte Produce, Inc......................................  1,100   26,950
  #*Fresh Market, Inc. (The)..........................................    200   11,778
    General Mills, Inc................................................  1,744   67,493
  #*Green Mountain Coffee Roasters, Inc...............................    500    9,130
    Griffin Land & Nurseries, Inc.....................................     93    2,678
   #H.J. Heinz Co.....................................................    400   22,084
   *Hain Celestial Group, Inc (The)...................................  1,300   72,397
    Harris Teeter Supermarkets, Inc...................................    900   37,206
   #Hershey Co. (The).................................................    300   21,522
  #*Hillshire Brands Co...............................................    220    5,634
   #Hormel Foods Corp.................................................    900   25,119
    Ingles Markets, Inc. Class A......................................    300    4,908
    Ingredion, Inc....................................................    818   42,471
    Inter Parfums, Inc................................................    750   12,195
    J & J Snack Foods Corp............................................    400   23,116
    J.M. Smucker Co. (The)............................................  1,420  109,056
   *John B. Sanfilippo & Son, Inc.....................................    200    3,392
    Kellogg Co........................................................    300   14,310
    Kimberly-Clark Corp...............................................    700   60,837
    Kraft Foods, Inc. Class A......................................... 15,103  599,740
    Kroger Co. (The)..................................................  1,900   42,123
   #Lancaster Colony Corp.............................................    500   34,645
    Lifeway Foods, Inc................................................    200    2,112
    McCormick & Co., Inc..............................................    500   30,440
   *Medifast, Inc.....................................................    300    8,430
   *Monster Beverage Corp.............................................    400   26,588
    Nash-Finch Co.....................................................    400    7,664
   *National Beverage Corp............................................    500    7,250
   *Omega Protein Corp................................................    700    5,831
   *Overhill Farms, Inc...............................................    400    1,540
   *Pantry, Inc. (The)................................................    700    9,961
    PepsiCo, Inc......................................................  2,979  216,663
   *Pilgrim's Pride Corp..............................................  4,673   21,729
   *Post Holdings, Inc................................................    710   21,016
   #PriceSmart, Inc...................................................    300   21,606
    Procter & Gamble Co. (The)........................................  9,400  606,676
   *Ralcorp Holdings, Inc.............................................    847   50,540
   *Revlon, Inc. Class A..............................................    505    7,348
   #Rocky Mountain Chocolate Factory, Inc.............................    200    2,446
   #Safeway, Inc......................................................  3,600   55,980
    Sanderson Farms, Inc..............................................    600   22,098
   *Seneca Foods Corp. Class A........................................    200    4,936
   *Smart Balance, Inc................................................  1,229   11,700
   *Smithfield Foods, Inc.............................................  3,000   55,500
    Snyders-Lance, Inc................................................  1,596   37,394
    Spartan Stores, Inc...............................................    700   12,040
   *Spectrum Brands Holdings, Inc.....................................  1,215   44,748
   #SUPERVALU, Inc....................................................  4,400   10,868
   *Susser Holdings Corp..............................................    800   28,888
   #Sysco Corp........................................................  1,100   32,329
   #Tootsie Roll Industries, Inc......................................    972   23,795
   *TreeHouse Foods, Inc..............................................    642   35,946
    Tyson Foods, Inc. Class A.........................................  4,122   61,871
   *United Natural Foods, Inc.........................................    900   48,870
    Village Super Market, Inc. Class A................................    194    6,870

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Consumer Staples -- (Continued)
    Wal-Mart Stores, Inc..............................................  5,900 $  439,137
    WD-40 Co..........................................................    200      9,610
    Weis Markets, Inc.................................................    788     34,302
    Whole Foods Market, Inc...........................................    400     36,712
                                                                              ----------
Total Consumer Staples................................................         4,794,254
                                                                              ----------
Energy -- (11.7%)
    Adams Resources & Energy, Inc.....................................     49      2,036
    Alon USA Energy, Inc..............................................  1,100     12,012
  #*Alpha Natural Resources, Inc......................................    900      6,309
    Anadarko Petroleum Corp...........................................  3,500    243,040
    Apache Corp.......................................................  2,351    202,468
   *Approach Resources, Inc...........................................    597     15,761
   #Arch Coal, Inc....................................................  1,500     10,815
   *Atwood Oceanics, Inc..............................................    950     42,303
   #Baker Hughes, Inc.................................................  2,161    100,098
  #*Basic Energy Services, Inc........................................    800      8,656
   #Berry Petroleum Co. Class A.......................................  1,100     41,822
  #*Bill Barrett Corp.................................................  1,500     31,590
  #*BPZ Resources, Inc................................................  2,400      5,472
    Bristow Group, Inc................................................  1,060     48,516
   #Cabot Oil & Gas Corp..............................................  2,800    118,132
   *Cameron International Corp........................................    716     35,993
   #CARBO Ceramics, Inc...............................................    200     12,836
   *Carrizo Oil & Gas, Inc............................................    900     22,689
   *Cheniere Energy, Inc..............................................    600      8,178
   #Chesapeake Energy Corp............................................  4,900     92,218
    Chevron Corp...................................................... 17,800  1,950,524
   #Cimarex Energy Co.................................................  1,000     56,690
   *Clayton Williams Energy, Inc......................................    400     16,512
  #*Clean Energy Fuels Corp...........................................  1,421     20,050
   *Cloud Peak Energy, Inc............................................  1,200     19,860
  #*Cobalt International Energy, Inc..................................  1,059     26,581
   *Comstock Resources, Inc...........................................  1,300     21,034
   *Concho Resources, Inc.............................................    828     70,587
    ConocoPhillips....................................................  8,900    484,516
   #CONSOL Energy, Inc................................................  1,100     31,878
   *Contango Oil & Gas Co.............................................    400     23,700
   *Continental Resources, Inc........................................    100      6,399
   *CREDO Petroleum Corp..............................................    300      4,329
    Crosstex Energy, Inc..............................................  1,400     18,886
   *Dawson Geophysical Co.............................................    200      4,608
    Delek US Holdings, Inc............................................    700     13,818
   *Denbury Resources, Inc............................................  4,341     65,636
    Devon Energy Corp.................................................  2,709    160,156
  #*Diamond Offshore Drilling, Inc....................................    800     52,336
   *Double Eagle Petroleum Co.........................................    200        830
   *Dresser-Rand Group, Inc...........................................    400     18,604
   *Dril-Quip, Inc....................................................    500     36,655
  #*Endeavour International Corp......................................    824      7,062
   #Energen Corp......................................................    400     20,484
   *Energy Partners, Ltd..............................................    859     14,517
    Energy XXI (Bermuda), Ltd.........................................    664     20,704
   *ENGlobal Corp.....................................................    400        572
   *EOG Resources, Inc................................................  1,771    173,576
    EQT Corp..........................................................    400     22,560
   *Exterran Holdings, Inc............................................    616      9,098
    Exxon Mobil Corp.................................................. 18,260  1,585,881
   *FMC Technologies, Inc.............................................    900     40,608
   *Forest Oil Corp...................................................  1,200      8,220
   *FX Energy, Inc....................................................    300      2,019

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Energy -- (Continued)
   *Geokinetics, Inc..................................................   415  $    124
   *GeoResources, Inc.................................................   400    13,384
   *Global Geophysical Services, Inc..................................   789     4,631
   *Green Plains Renewable Energy, Inc................................   700     3,108
    Gulf Island Fabrication, Inc......................................   320     8,899
   *Gulfmark Offshore, Inc. Class A...................................   900    32,355
  #*Gulfport Energy Corp..............................................   700    14,420
    Halliburton Co.................................................... 1,600    53,008
  #*Harvest Natural Resources, Inc.................................... 1,100     8,668
  #*Heckmann Corp..................................................... 1,357     4,180
   *Helix Energy Solutions Group, Inc................................. 3,300    59,004
    Helmerich & Payne, Inc............................................ 1,200    55,800
   *Hercules Offshore, Inc............................................ 3,805    13,660
    Hess Corp......................................................... 2,280   107,525
   *HKN, Inc..........................................................   699     1,573
    HollyFrontier Corp................................................ 1,937    72,424
   *Hornbeck Offshore Services, Inc...................................   922    39,047
   *ION Geophysical Corp.............................................. 2,800    18,620
   *Key Energy Services, Inc.......................................... 1,500    12,015
   *Kinder Morgan, Inc................................................ 1,762    63,097
   *Kodiak Oil & Gas Corp............................................. 1,037     8,659
   #Lufkin Industries, Inc............................................   200     9,210
  #*Magnum Hunter Resources Corp......................................   974     3,701
    Marathon Oil Corp................................................. 5,200   137,644
    Marathon Petroleum Corp........................................... 2,400   113,520
   *Matrix Service Co.................................................   500     5,180
  #*McMoran Exploration Co............................................ 2,153    28,118
   *Mitcham Industries, Inc...........................................   300     5,301
    Murphy Oil Corp................................................... 2,267   121,647
   *Nabors Industries, Ltd............................................ 1,004    13,895
    National Oilwell Varco, Inc....................................... 3,000   216,900
   *Natural Gas Services Group, Inc...................................   200     2,900
   *Newfield Exploration Co........................................... 1,780    54,343
   *Newpark Resources, Inc............................................ 2,400    16,392
    Noble Corp........................................................ 1,866    69,042
    Noble Energy, Inc.................................................   900    78,687
  #*Northern Oil & Gas, Inc...........................................   800    12,608
  #*Oasis Petroleum, Inc..............................................   552    14,451
   *Occidental Petroleum Corp......................................... 2,800   243,684
    Oceaneering International, Inc....................................   600    31,014
   *Oil States International, Inc.....................................   781    56,779
   #Overseas Shipholding Group, Inc................................... 1,000     5,720
   *OYO Geospace Corp.................................................   200    18,956
    Panhandle Oil & Gas, Inc. Class A.................................   200     6,140
   *Parker Drilling Co................................................ 3,152    14,594
  #*Patriot Coal Corp.................................................   580        58
   #Patterson-UTI Energy, Inc......................................... 4,300    66,564
   *PDC Energy, Inc...................................................   600    15,720
   #Peabody Energy Corp...............................................   500    10,440
    Penn Virginia Corp................................................ 1,600    10,720
  #*PetroQuest Energy, Inc............................................ 1,200     6,612
   *PHI, Inc..........................................................   400    10,672
   *Phillips 66....................................................... 4,450   167,320
   *Pioneer Energy Services Corp...................................... 1,900    15,276
    Pioneer Natural Resources Co...................................... 1,100    97,493
   *Plains Exploration & Production Co................................ 2,100    83,916
    QEP Resources, Inc................................................ 2,300    69,069
  #*Quicksilver Resources, Inc........................................ 1,800     8,136
    Range Resources Corp..............................................   600    37,560
   *Rex Energy Corp................................................... 1,300    16,484
  #*Rosetta Resources, Inc............................................   700    29,204

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Energy -- (Continued)
   *Rowan Cos. P.L.C.................................................. 2,000  $    70,260
   #RPC, Inc.......................................................... 1,200       16,140
  #*SandRidge Energy, Inc............................................. 6,258       42,680
    Schlumberger, Ltd................................................. 2,272      161,903
   *SEACOR Holdings, Inc..............................................   500       42,475
   *SemGroup Corp. Class A............................................   400       13,484
    Ship Finance International, Ltd................................... 1,700       24,616
    SM Energy Co......................................................   500       23,545
  #*Southwestern Energy Co............................................   600       19,950
   #Spectra Energy Corp............................................... 1,345       41,278
   *Stone Energy Corp................................................. 1,200       31,512
    Sunoco, Inc....................................................... 1,200       57,828
   *Superior Energy Services, Inc..................................... 3,595       77,904
   *Swift Energy Co...................................................   991       18,522
    Teekay Corp....................................................... 1,700       52,241
   *Tesco Corp........................................................   818        9,481
   *Tesoro Corp....................................................... 2,703       74,738
   *TETRA Technologies, Inc........................................... 2,300       15,939
   *TGC Industries, Inc...............................................   606        4,230
    Tidewater, Inc.................................................... 1,500       72,855
    Transocean, Ltd................................................... 1,100       51,513
   *Triangle Petroleum Corp...........................................   400        2,236
  #*Ultra Petroleum Corp..............................................   200        4,752
   *Union Drilling, Inc...............................................   800        2,864
   *Unit Corp......................................................... 1,100       43,736
  #*USEC, Inc......................................................... 2,500        2,400
   *VAALCO Energy, Inc................................................ 1,700       12,461
    Valero Energy Corp................................................ 5,000      137,500
   *Venoco, Inc.......................................................   623        5,775
   #W&T Offshore, Inc................................................. 1,400       25,886
   *Warren Resources, Inc............................................. 1,500        3,480
   *Weatherford International, Ltd.................................... 3,858       46,489
   #Western Refining, Inc............................................. 1,947       45,813
   *Westmoreland Coal Co..............................................   200        1,472
   *Whiting Petroleum Corp............................................ 1,400       56,560
    Williams Cos., Inc. (The)......................................... 1,324       42,090
    World Fuel Services Corp.......................................... 1,600       64,784
   *WPX Energy, Inc...................................................   441        7,034
   *ZaZa Energy Corp..................................................   472        1,784
                                                                              -----------
Total Energy..........................................................         10,020,515
                                                                              -----------
Financials -- (19.0%)
    1st Source Corp...................................................   700       15,554
   *1st United Bancorp, Inc...........................................   500        2,965
   *21st Century Holding Co...........................................   200          938
    ACE, Ltd.......................................................... 1,737      127,669
   *Affiliated Managers Group, Inc....................................   500       55,795
   *Alexander & Baldwin, Inc.......................................... 1,017       32,585
   *Allegheny Corp....................................................   216       74,695
    Alliance Financial Corp...........................................    82        2,881
    Allied World Assurance Co. Holdings AG............................   714       53,857
    Allstate Corp. (The).............................................. 3,700      126,910
    Alterra Capital Holdings, Ltd..................................... 1,880       43,748
   *Altisource Portfolio Solutions SA.................................   218       16,908
   *American Capital, Ltd............................................. 6,228       62,031
    American Equity Investment Life Holding Co........................ 1,700       19,839
    American Express Co............................................... 2,100      121,191
    American Financial Group, Inc..................................... 2,700      101,817
   *American International Group, Inc................................. 2,999       93,779
    American National Bankshares, Inc.................................   200        4,524
   *American National Insurance Co....................................   300       21,129

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   *American Safety Insurance Holdings, Ltd...........................    200 $  3,570
    Ameriprise Financial, Inc.........................................  2,050  106,026
   *Ameris Bancorp....................................................    730    8,716
   *AMERISAFE, Inc....................................................    500   12,482
   *AmeriServ Financial, Inc..........................................    560    1,602
   #AmTrust Financial Services, Inc...................................  1,400   41,706
    Aon P.L.C.........................................................    900   44,280
   *Arch Capital Group, Ltd...........................................  1,532   59,442
    Argo Group International Holdings, Ltd............................    800   23,528
    Arrow Financial Corp..............................................    130    3,162
    Aspen Insurance Holdings, Ltd.....................................  1,450   41,673
    Associated Banc-Corp..............................................  3,800   47,462
    Assured Guaranty, Ltd.............................................  2,770   33,185
    Astoria Financial Corp............................................  2,600   24,492
   *AV Homes, Inc.....................................................    500    6,190
    Axis Capital Holdings, Ltd........................................  1,300   42,718
    Baldwin & Lyons, Inc. Class B.....................................    300    6,969
    Bancfirst Corp....................................................    497   20,188
   *Bancorp, Inc. (The)...............................................    400    3,740
   #BancorpSouth, Inc.................................................  2,400   34,776
    Bank Mutual Corp..................................................  1,000    4,260
    Bank of America Corp.............................................. 55,010  403,773
   #Bank of Hawaii Corp...............................................    900   42,039
    Bank of Kentucky Financial Corp...................................    108    2,654
    Bank of New York Mellon Corp. (The)...............................  9,100  193,648
    Bank of the Ozarks, Inc...........................................    800   25,752
    BankFinancial Corp................................................    800    6,288
    BankUnited, Inc...................................................    172    4,190
    Banner Corp.......................................................    471   10,706
    BB&T Corp.........................................................  5,900  185,083
   *BBCN Bancorp, Inc.................................................  1,500   17,010
    Beacon Federal Bancorp, Inc.......................................    224    4,496
   *Beneficial Mutual Bancorp, Inc....................................  1,200   10,272
  #*Berkshire Hathaway, Inc...........................................  2,400  203,616
    Berkshire Hills Bancorp, Inc......................................    727   16,328
   #BGC Partners, Inc. Class A........................................    964    4,791
    BlackRock, Inc....................................................    600  102,156
   *BofI Holding, Inc.................................................    218    4,397
    BOK Financial Corp................................................    831   46,943
    Boston Private Financial Holdings, Inc............................  2,000   18,820
   *Bridge Capital Holdings...........................................    114    1,770
    Brookline Bancorp, Inc............................................  1,601   13,464
    Brown & Brown, Inc................................................  2,525   63,731
    Bryn Mawr Bank Corp...............................................    100    2,068
    Calamos Asset Management, Inc. Class A............................    397    4,196
    California First National Bancorp.................................      3       49
    Camden National Corp..............................................    200    7,214
   #Capital City Bank Group, Inc......................................    600    4,398
    Capital One Financial Corp........................................  3,500  197,715
    CapitalSource, Inc................................................  6,300   41,265
   #Capitol Federal Financial, Inc....................................  3,534   41,418
    Cardinal Financial Corp...........................................    700    8,960
   #Cash America International, Inc...................................  1,000   38,320
    Cathay General Bancorp............................................  2,147   34,760
   #CBOE Holdings, Inc................................................    300    8,550
   *CBRE Group, Inc. Class A..........................................  1,100   17,138
    Center Bancorp, Inc...............................................    448    4,950
    Centerstate Banks, Inc............................................    371    2,875
   *Central Pacific Financial Corp....................................  1,228   16,455
    Charles Schwab Corp. (The)........................................  2,838   35,844
    Chemical Financial Corp...........................................    800   17,944

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   *Chicopee Bancorp, Inc.............................................     89 $  1,290
    Chubb Corp. (The).................................................  2,912  211,673
    Cincinnati Financial Corp.........................................  2,860  108,222
   *CIT Group, Inc....................................................  2,871  104,849
    Citigroup, Inc.................................................... 12,813  347,617
   *Citizens Community Bancorp, Inc...................................    300    1,698
   *Citizens, Inc.....................................................  1,400   14,476
   #City Holding Co...................................................    400   13,220
   #City National Corp................................................  1,300   64,064
    Clifton Savings Bancorp, Inc......................................    219    2,135
    CME Group, Inc....................................................  2,000  104,220
    CNA Financial Corp................................................    721   18,825
    CNB Financial Corp................................................     70    1,153
    CNO Financial Group, Inc..........................................  5,921   49,085
    CoBiz Financial, Inc..............................................    800    5,360
   #Cohen & Steers, Inc...............................................    404   13,332
    Columbia Banking System, Inc......................................  1,046   18,880
    Comerica, Inc.....................................................  3,207   96,883
    Commerce Bancshares, Inc..........................................  1,820   71,672
    Community Bank System, Inc........................................    800   22,008
    Community Trust Bancorp, Inc......................................    500   16,970
    Consolidated-Tokoma Land Co.......................................    200    5,628
   *Cowen Group, Inc. Class A.........................................    600    1,500
    Crawford & Co. Class A............................................    200      738
    Crawford & Co. Class B............................................    200      808
   *Credit Acceptance Corp............................................    159   15,242
    Cullen/Frost Bankers, Inc.........................................  1,320   73,009
   #CVB Financial Corp................................................  3,160   37,288
   *DFC Global Corp...................................................  1,049   20,109
    Dime Community Bancshares, Inc....................................    700   10,150
    Discover Financial Services.......................................  2,800  100,688
    Donegal Group, Inc. Class A.......................................    700    9,380
    Duff & Phelps Corp................................................    300    4,422
   *E*Trade Financial Corp............................................  4,427   33,778
    East West Bancorp, Inc............................................  3,323   72,441
   #Eaton Vance Corp..................................................    600   15,918
    Edelman Financial Group, Inc......................................    700    6,069
    EMC Insurance Group, Inc..........................................    235    4,752
    Employers Holdings, Inc...........................................  1,200   21,456
    Endurance Specialty Holdings, Ltd.................................  1,180   40,911
   *Enstar Group, Ltd.................................................    200   18,696
    Enterprise Bancorp, Inc...........................................     41      681
    Enterprise Financial Services Corp................................    428    5,371
    Erie Indemnity Co. Class A........................................    500   35,645
    ESB Financial Corp................................................    572    8,059
    Evercore Partners, Inc. Class A...................................    500   11,585
    Everest Re Group, Ltd.............................................    800   81,360
   *EZCORP, Inc. Class A..............................................  1,100   24,750
    FBL Financial Group, Inc. Class A.................................    800   24,760
    Federal Agricultural Mortgage Corp. Class C.......................    200    5,028
   #Federated Investors, Inc. Class B.................................    700   14,077
    Fidelity National Financial, Inc. Class A.........................  5,500  102,410
    Fifth Third Bancorp...............................................  8,310  114,844
    Financial Institutions, Inc.......................................    200    3,440
   *First Acceptance Corp.............................................  1,000    1,230
    First American Financial Corp.....................................  2,633   48,237
    First Bancorp.....................................................    600    5,112
   #First Bancorp, Inc................................................    147    2,470
    First Busey Corp..................................................  1,909    8,896
   *First California Financial Group, Inc.............................    350    2,348
   *First Cash Financial Services, Inc................................    844   33,844

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    First Citizens BancShares, Inc. Class A...........................    250 $ 41,072
    First Commonwealth Financial Corp.................................  2,703   18,948
    First Community Bancshares, Inc...................................    400    5,796
    First Financial Bancorp...........................................  1,800   28,728
   #First Financial Bankshares, Inc...................................    602   20,766
    First Financial Corp..............................................    300    8,895
    First Financial Holdings, Inc.....................................    400    4,720
   *First Financial Northwest, Inc....................................    100      820
    First Horizon National Corp.......................................  6,126   50,417
    First Merchants Corp..............................................    389    5,535
    First Midwest Bancorp, Inc........................................  1,960   22,148
    First Niagara Financial Group, Inc................................  6,658   50,468
   *First South Bancorp, Inc..........................................    400    1,696
   *FirstCity Financial Corp..........................................    400    3,600
    FirstMerit Corp...................................................  3,000   48,600
    Flagstone Reinsurance Holdings SA.................................  2,200   15,356
    Flushing Financial Corp...........................................    700    9,877
    FNB Corp..........................................................  3,468   37,732
   *Forest City Enterprises, Inc. Class A.............................    716   10,103
   *Forest City Enterprises, Inc. Class B.............................    409    5,775
   *Forestar Group, Inc...............................................    900   10,242
    Fox Chase Bancorp, Inc............................................    446    6,645
    Franklin Resources, Inc...........................................    400   45,980
    Fulton Financial Corp.............................................  5,340   49,075
    Gallagher (Arthur J.) & Co........................................    600   21,288
    GAMCO Investors, Inc. Class A.....................................    160    7,150
   *Genworth Financial, Inc. Class A..................................  3,321   16,738
    German American Bancorp, Inc......................................    482    9,809
    GFI Group, Inc....................................................  3,664   11,652
    Glacier Bancorp, Inc..............................................  1,700   25,789
   *Global Indemnity P.L.C............................................    550   10,571
    Goldman Sachs Group, Inc. (The)...................................  3,440  347,096
   #Great Southern Bancorp, Inc.......................................    500   15,325
  #*Green Dot Corp. Class A...........................................    100    1,044
   *Greene Bancshares, Inc............................................    403      729
   #Greenhill & Co., Inc..............................................    200    7,944
   *Greenlight Capital Re, Ltd. Class A...............................    700   16,492
   *Guaranty Bancorp..................................................    315      605
   *Hallmark Financial Services, Inc..................................    800    6,600
    Hancock Holding Co................................................  1,936   59,009
   *Hanmi Financial Corp..............................................    149    1,632
    Hanover Insurance Group, Inc. (The)...............................  1,300   45,591
   *Harris & Harris Group, Inc........................................  1,000    3,720
    Hartford Financial Services Group, Inc............................  7,399  121,714
    HCC Insurance Holdings, Inc.......................................  2,600   79,664
    Heartland Financial USA, Inc......................................    493   12,882
  #*Heritage Commerce Corp............................................    600    3,678
    Heritage Financial Corp...........................................    249    3,449
    Heritage Financial Group, Inc.....................................    114    1,526
    HF Financial Corp.................................................     99    1,266
   *HFF, Inc. Class A.................................................    500    6,530
   *Hilltop Holdings, Inc.............................................  1,200   12,612
   *Home Bancorp, Inc.................................................    200    3,364
    Home BancShares, Inc..............................................    715   21,557
    Home Federal Bancorp, Inc.........................................    615    6,101
    Horace Mann Educators Corp........................................  1,200   20,928
   *Howard Hughes Corp. (The).........................................     77    4,746
    Hudson City Bancorp, Inc..........................................  7,639   48,508
    Hudson Valley Holding Corp........................................    110    1,855
    Huntington Bancshares, Inc........................................ 14,280   88,750
    IBERIABANK Corp...................................................    700   32,781

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Financials -- (Continued)
   *ICG Group, Inc....................................................    900 $    8,046
   #Independent Bank Corp.............................................    618     18,361
    Interactive Brokers Group, Inc. Class A...........................  1,299     17,991
   *IntercontinentalExchange, Inc.....................................    350     45,927
    International Bancshares Corp.....................................  1,757     32,206
   *Intervest Bancshares Corp. Class A................................    200        754
   *INTL. FCStone, Inc................................................    500      9,525
    Invesco, Ltd......................................................  5,426    120,077
   *Investment Technology Group, Inc..................................  1,300     10,764
   *Investors Bancorp, Inc............................................  2,632     42,823
   #Janus Capital Group, Inc..........................................  5,000     36,150
   *Jefferies Group, Inc..............................................  2,846     35,689
    Jones Lang LaSalle, Inc...........................................    900     60,021
    JPMorgan Chase & Co............................................... 28,409  1,022,724
    Kaiser Federal Financial Group, Inc...............................    287      4,173
    KBW, Inc..........................................................    600      9,666
    Kearny Financial Corp.............................................  1,400     13,608
    Kemper Corp.......................................................  1,700     55,624
    Kennedy-Wilson Holdings, Inc......................................    873     11,943
    KeyCorp........................................................... 15,000    119,700
   *Knight Capital Group, Inc. Class A................................  2,158     22,292
    Lakeland Bancorp, Inc.............................................    882      8,308
    Lakeland Financial Corp...........................................    508     13,076
    Legg Mason, Inc...................................................  3,479     85,305
   *Leucadia National Corp............................................  2,152     46,655
    Lincoln National Corp.............................................  4,700     94,235
    LNB Bancorp, Inc..................................................    200      1,194
    Loews Corp........................................................  2,300     91,057
    LPL Financial Holdings, Inc.......................................    271      7,593
    M&T Bank Corp.....................................................  1,488    127,730
    Maiden Holdings, Ltd..............................................  1,300     11,037
    MainSource Financial Group, Inc...................................    700      8,176
   *Markel Corp.......................................................    200     86,412
    MarketAxess Holdings, Inc.........................................    896     27,077
    Marlin Business Services Corp.....................................    400      6,144
    Marsh & McLennan Cos., Inc........................................  1,000     33,210
   *Maui Land & Pineapple Co., Inc....................................    240        828
    MB Financial, Inc.................................................  1,504     30,366
  #*MBIA, Inc.........................................................  3,887     37,121
    MCG Capital Corp..................................................  2,300     10,074
    Meadowbrook Insurance Group, Inc..................................  1,400      9,856
    Medallion Financial Corp..........................................    600      6,648
    Merchants Bancshares, Inc.........................................    114      3,014
    Mercury General Corp..............................................  1,600     57,952
   *Meridian Interstate Bancorp, Inc..................................    200      3,074
    MetLife, Inc......................................................  6,648    204,559
   *Metro Bancorp, Inc................................................     84      1,050
   *MGIC Investment Corp..............................................  5,400     13,014
    MidSouth Bancorp, Inc.............................................     72      1,026
    MidWestOne Financial Group, Inc...................................    196      4,171
    Montpelier Re Holdings, Ltd.......................................  1,781     36,083
    Moody's Corp......................................................    600     24,318
    Morgan Stanley.................................................... 10,780    147,255
  #*MSCI, Inc.........................................................    400     13,260
    NASDAQ OMX Group, Inc. (The)......................................  2,399     54,457
   *National Financial Partners Corp..................................  1,000     14,850
    National Interstate Corp..........................................    500     13,095
    National Penn Bancshares, Inc.....................................  4,025     35,581
    National Western Life Insurance Co. Class A.......................     11      1,557
   *Navigators Group, Inc. (The)......................................    400     19,372
    NBT Bancorp, Inc..................................................    900     18,909

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    Nelnet, Inc. Class A..............................................  1,000 $ 23,510
   *Netspend Holdings, Inc............................................    600    5,280
    New England Bancshares, Inc.......................................    200    2,678
   #New York Community Bancorp, Inc...................................  6,800   88,264
   *NewStar Financial, Inc............................................    868   10,347
    Northeast Community Bancorp, Inc..................................    500    2,672
    Northern Trust Corp...............................................  2,000   90,800
    Northfield Bancorp, Inc...........................................    500    7,485
    Northrim Bancorp, Inc.............................................    200    4,032
    Northwest Bancshares, Inc.........................................  3,150   36,698
    NYSE Euronext.....................................................  4,100  104,468
    Ocean Shore Holding Co............................................    183    2,370
    OceanFirst Financial Corp.........................................    600    8,166
   *Ocwen Financial Corp..............................................  3,500   69,160
    Old National Bancorp..............................................  2,480   30,355
    Old Republic International Corp...................................  6,700   54,002
   *OmniAmerican Bancorp, Inc.........................................    218    4,576
    OneBeacon Insurance Group, Ltd. Class A...........................    800   10,152
    Oppenheimer Holdings, Inc. Class A................................    400    5,564
    Oriental Financial Group, Inc.....................................  1,300   13,494
    Oritani Financial Corp............................................  1,400   19,726
  #*Pacific Capital Bancorp...........................................    300   13,686
    Pacific Continental Corp..........................................    357    3,295
   *Pacific Mercantile Bancorp........................................    400    2,672
    PacWest Bancorp...................................................    900   20,619
   #Park National Corp................................................    540   36,580
   *Park Sterling Corp................................................    609    2,795
    PartnerRe, Ltd....................................................  1,070   77,511
    Peapack-Gladstone Financial Corp..................................    184    2,815
    Penns Woods Bancorp, Inc..........................................     71    2,765
    Peoples Bancorp, Inc..............................................    400    8,744
    People's United Financial, Inc....................................  5,687   65,173
   *PHH Corp..........................................................  1,100   17,831
   *Phoenix Cos., Inc. (The)..........................................    800    1,304
   *PICO Holdings, Inc................................................    700   16,877
   *Pinnacle Financial Partners, Inc..................................    938   18,338
    Platinum Underwriters Holdings, Ltd...............................    933   35,473
    PNC Financial Services Group, Inc.................................  4,300  254,130
   *Popular, Inc......................................................    110    1,658
    Presidential Life Corp............................................    392    5,445
    Primerica, Inc....................................................  1,519   41,575
    Principal Financial Group, Inc....................................  1,800   46,062
    PrivateBancorp, Inc...............................................  1,931   29,583
    ProAssurance Corp.................................................    900   80,613
   #Progressive Corp. (The)...........................................  2,100   41,454
   #Prosperity Bancshares, Inc........................................  1,162   47,142
    Protective Life Corp..............................................  2,200   61,402
    Provident Financial Services, Inc.................................  1,800   27,414
    Provident New York Bancorp........................................    997    8,235
    Prudential Financial, Inc.........................................  3,600  173,808
   #Pulaski Financial Corp............................................    143    1,071
    QC Holdings, Inc..................................................    500    1,755
   #Radian Group, Inc.................................................  1,100    3,080
    Raymond James Financial, Inc......................................  1,929   64,853
    Regions Financial Corp............................................ 16,900  117,624
    Reinsurance Group of America, Inc.................................  1,271   70,757
    RenaissanceRe Holdings, Ltd.......................................    779   57,638
    Renasant Corp.....................................................    700   12,390
    Republic Bancorp, Inc. Class A....................................    400    9,444
    Resource America, Inc. Class A....................................    500    3,035
   *Riverview Bancorp, Inc............................................    500      710

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    RLI Corp..........................................................   660  $ 42,511
    Rockville Financial, Inc..........................................   910    10,602
    Roma Financial Corp...............................................   347     3,154
    S&T Bancorp, Inc..................................................   700    11,550
    S.Y. Bancorp, Inc.................................................   300     7,011
    Safety Insurance Group, Inc.......................................   500    21,190
    Sandy Spring Bancorp, Inc.........................................   600    10,686
    SCBT Financial Corp...............................................   400    14,816
    SeaBright Holdings, Inc...........................................   600     5,058
    SEI Investments Co................................................ 1,554    32,914
    Selective Insurance Group, Inc.................................... 1,500    25,890
    Sierra Bancorp....................................................   286     3,054
   *Signature Bank....................................................   594    38,313
    Simmons First National Corp. Class A..............................   600    14,004
    SLM Corp.......................................................... 3,844    61,466
   *Southern Community Financial Corp.................................   401     1,263
    Southside Bancshares, Inc.........................................   512    10,689
   *Southwest Bancorp, Inc............................................   600     5,520
   *St. Joe Co. (The)................................................. 1,205    20,401
    StanCorp Financial Group, Inc..................................... 1,300    38,688
    State Auto Financial Corp......................................... 1,300    16,861
    State Street Corp................................................. 2,594   104,746
    StellarOne Corp...................................................   600     8,034
    Sterling Bancorp..................................................   601     5,764
    Stewart Information Services Corp.................................   400     6,828
   *Stifel Financial Corp............................................. 1,374    41,357
  #*Suffolk Bancorp...................................................   200     2,600
   *Sun Bancorp, Inc..................................................   771     2,267
    SunTrust Banks, Inc............................................... 5,080   120,142
    Susquehanna Bancshares, Inc....................................... 4,410    47,011
   *SVB Financial Group...............................................   900    52,029
   *SWS Group, Inc....................................................   600     3,438
    Symetra Financial Corp............................................ 1,542    17,933
    Synovus Financial Corp............................................ 3,400     6,460
    T. Rowe Price Group, Inc..........................................   400    24,300
   *Taylor Capital Group, Inc.........................................   466     8,132
    TCF Financial Corp................................................ 4,300    44,419
   #TD Ameritrade Holding Corp........................................ 2,100    33,432
   *Tejon Ranch Co....................................................   451    11,721
    Territorial Bancorp, Inc..........................................   300     7,050
  #*Texas Capital Bancshares, Inc.....................................   900    38,781
   *TFS Financial Corp................................................ 2,603    24,494
    Thomas Properties Group, Inc......................................   500     2,520
    Tompkins Financial Corp...........................................   305    11,974
   #Torchmark Corp.................................................... 1,000    49,750
    Tower Group, Inc.................................................. 1,200    22,368
    TowneBank.........................................................   721    10,310
    Travelers Cos., Inc. (The)........................................ 3,008   188,451
   *Tree.com, Inc.....................................................   500     6,460
    TriCo Bancshares..................................................   500     7,625
    TrustCo Bank Corp................................................. 2,597    14,309
   #Trustmark Corp.................................................... 1,700    41,106
    U.S. Bancorp...................................................... 8,600   288,100
   #UMB Financial Corp................................................ 1,200    57,672
    Umpqua Holdings Corp.............................................. 3,092    38,588
    Union Bankshares, Inc.............................................    64     1,236
    Union First Market Bankshares Corp................................   545     8,322
   #United Bankshares, Inc............................................ 1,400    32,620
   *United Community Banks, Inc.......................................   353     2,404
    United Financial Bancorp, Inc.....................................   520     7,410
    United Fire Group, Inc............................................   700    13,720

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Financials -- (Continued).............................................
    Universal Insurance Holdings, Inc.................................    100 $       320
    Univest Corp. of Pennsylvania.....................................    600       9,546
    Unum Group........................................................  4,500      85,005
    Validus Holdings, Ltd.............................................  1,894      61,612
   #Valley National Bancorp...........................................  4,426      41,162
    ViewPoint Financial Group, Inc....................................    971      17,094
   *Virginia Commerce Bancorp, Inc....................................    565       4,560
    W.R. Berkley Corp.................................................  2,300      84,249
    Waddell & Reed Financial, Inc.....................................    600      17,454
    Washington Banking Co.............................................    290       4,054
    Washington Federal, Inc...........................................  3,000      47,790
    Washington Trust Bancorp, Inc.....................................    517      12,832
   *Waterstone Financial, Inc.........................................  1,000       3,330
    Webster Financial Corp............................................  1,603      32,894
    Wells Fargo & Co.................................................. 31,743   1,073,231
    WesBanco, Inc.....................................................    680      14,083
    West Bancorporation, Inc..........................................    600       6,084
   *West Coast Bancorp................................................    520      10,343
   #Westamerica Bancorporation........................................    500      23,000
   *Western Alliance Bancorp..........................................  1,600      14,752
    Westfield Financial, Inc..........................................    700       5,222
    Westwood Holdings Group, Inc......................................     77       2,868
    Willis Group Holdings P.L.C.......................................  1,454      53,769
   *Wilshire Bancorp, Inc.............................................  1,608      10,195
   #Wintrust Financial Corp...........................................  1,001      36,747
   *World Acceptance Corp.............................................    300      21,381
    XL Group P.L.C....................................................  4,023      83,075
    Zions Bancorporation..............................................  4,600      83,720
                                                                              -----------
Total Financials......................................................         16,173,293
                                                                              -----------
Industrials -- (14.3%)
    3M Co.............................................................  1,200     109,476
    A.O. Smith Corp...................................................    850      42,007
    AAON, Inc.........................................................    640      11,693
    AAR Corp..........................................................  1,100      15,631
    ABM Industries, Inc...............................................  1,400      26,040
   *Acacia Research Corp..............................................    495      14,013
   *ACCO Brands Corp..................................................    759       6,429
   *Accuride Corp.....................................................    116         602
   #Acorn Energy, Inc.................................................    100         868
    Actuant Corp. Class A.............................................  1,600      45,536
    Acuity Brands, Inc................................................    455      26,363
   *Advisory Board Co. (The)..........................................    400      17,996
   *AECOM Technology Corp.............................................  1,761      28,546
   *Aegion Corp.......................................................  1,100      19,140
   *Aerovironment, Inc................................................    700      16,352
   *AGCO Corp.........................................................  1,100      48,224
   *Air Transport Services Group, Inc.................................  1,133       5,472
    Alamo Group, Inc..................................................    400      11,452
   *Alaska Air Group, Inc.............................................  1,600      55,760
    Albany International Corp. Class A................................    786      14,069
   *Allegiant Travel Co...............................................    300      21,318
    Alliant Techsystems, Inc..........................................    648      30,015
  o*Allied Defense Group, Inc. (The)..................................    300       1,605
    Altra Holdings, Inc...............................................    800      13,216
    Amerco, Inc.......................................................    600      56,040
   *Ameresco, Inc. Class A............................................    500       6,080
   *American Railcar Industries, Inc..................................    600      18,258
   *American Reprographics Co.........................................    900       3,933
    American Science & Engineering, Inc...............................    200      11,408
   *American Woodmark Corp............................................    490       8,168

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    AMETEK, Inc.......................................................   825  $ 25,575
    Ampco-Pittsburgh Corp.............................................   300     4,713
    Apogee Enterprises, Inc........................................... 1,000    16,190
    Applied Industrial Technologies, Inc..............................   900    33,444
    Argan, Inc........................................................    79     1,249
    Arkansas Best Corp................................................   600     8,214
    Armstrong World Industries, Inc...................................   749    28,949
   *Asset Acceptance Capital Corp..................................... 1,000     5,830
    Asta Funding, Inc.................................................   300     2,796
   *Astec Industries, Inc.............................................   500    14,600
   *Astronics Corp....................................................   400    12,032
   *Astronics Corp. Class B...........................................    40     1,180
   *Atlas Air Worldwide Holdings, Inc.................................   850    38,556
    Avery Dennison Corp............................................... 1,602    49,326
   *Avis Budget Group, Inc............................................ 2,700    38,799
    AZZ, Inc..........................................................   600    18,426
   *Babcock & Wilcox Co. (The)........................................ 1,200    30,120
    Barnes Group, Inc................................................. 1,620    38,653
    Barrett Business Services, Inc....................................   300     7,836
   *BE Aerospace, Inc................................................. 1,100    43,153
   *Beacon Roofing Supply, Inc........................................   800    21,208
    Belden, Inc....................................................... 1,200    38,556
   *Blount International, Inc.........................................   500     7,110
   *BlueLinx Holdings, Inc............................................ 2,045     4,397
    Boeing Co. (The).................................................. 1,000    73,910
    Brady Corp. Class A............................................... 1,100    29,183
    Briggs & Stratton Corp............................................ 1,200    20,928
    Brink's Co. (The).................................................   997    23,130
    C.H. Robinson Worldwide, Inc......................................   300    15,855
   *CAI International, Inc............................................   600    12,408
    Carlisle Cos., Inc................................................ 1,000    50,490
    Cascade Corp......................................................   400    18,844
   *Casella Waste Systems, Inc. Class A...............................   700     3,535
    Caterpillar, Inc.................................................. 1,000    84,210
   *CBIZ, Inc......................................................... 1,300     6,877
    CDI Corp..........................................................   700    11,312
    CECO Environmental Corp...........................................   200     1,600
    Celadon Group, Inc................................................   500     7,465
    Ceradyne, Inc.....................................................   600    13,200
   #Cintas Corp....................................................... 1,600    63,408
    CIRCOR International, Inc.........................................   500    15,395
    CLAROC, Inc.......................................................   900    43,515
  #*Clean Harbors, Inc................................................   400    24,216
   *CNH Global NV.....................................................   140     5,337
  #*Colfax Corp....................................................... 1,104    31,950
   *Columbus McKinnon Corp............................................   500     7,355
    Comfort Systems USA, Inc.......................................... 1,200    11,748
   *Commercial Vehicle Group, Inc.....................................   400     3,084
   *Consolidated Graphics, Inc........................................   300     7,113
    Con-way, Inc...................................................... 1,428    50,865
    Cooper Industries P.L.C........................................... 1,183    85,034
   *Copart, Inc.......................................................   760    18,058
    Corporate Executive Board Co. (The)...............................   300    13,839
    Corrections Corp. of America...................................... 2,300    71,484
    Courier Corp......................................................   500     5,560
    Covanta Holding Corp.............................................. 3,500    60,130
   *Covenant Transportation Group, Inc. Class A.......................   100       497
   *CRA International, Inc............................................   300     4,647
    Crane Co..........................................................   900    35,100
    CSX Corp.......................................................... 7,100   162,874
    Cubic Corp........................................................   600    29,022

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    Cummins, Inc......................................................    300 $   28,770
    Curtiss-Wright Corp...............................................  1,200     35,964
    Danaher Corp......................................................  2,000    105,620
    Deere & Co........................................................    600     46,092
   *Delta Air Lines, Inc..............................................  5,168     49,871
   #Deluxe Corp.......................................................    700     19,824
   *DigitalGlobe, Inc.................................................    600     11,682
   *Dolan Co. (The)...................................................    295      1,440
   *Dollar Thrifty Automotive Group, Inc..............................    500     37,200
   #Donaldson Co., Inc................................................    800     27,304
    Douglas Dynamics, Inc.............................................    400      5,348
    Dover Corp........................................................  1,666     90,747
   *Ducommun, Inc.....................................................    300      2,958
   #Dun & Bradstreet Corp. (The)......................................    224     17,963
   *DXP Enterprises, Inc..............................................    200      8,840
   *Dycom Industries, Inc.............................................  1,100     19,162
    Dynamic Materials Corp............................................    200      3,342
    Eastern Co. (The).................................................    142      2,535
   #Eaton Corp........................................................  1,000     43,840
   *Echo Global Logistics, Inc........................................    400      7,216
    EMCOR Group, Inc..................................................  1,600     42,128
    Emerson Electric Co...............................................  1,500     71,655
   *Encore Capital Group, Inc.........................................    500     14,000
    Encore Wire Corp..................................................    700     19,180
   *Energy Recovery, Inc..............................................    992      2,232
   *EnerSys...........................................................  1,200     40,980
   *Engility Holdings, Inc............................................    267      3,893
    Ennis, Inc........................................................    500      7,170
   *EnPro Industries, Inc.............................................    600     20,682
    Equifax, Inc......................................................  1,600     74,944
    ESCO Technologies, Inc............................................    700     25,207
   *Esterline Technologies Corp.......................................    800     46,976
    Exelis, Inc.......................................................  3,036     28,538
    Expeditors International of Washington, Inc.......................    700     24,899
   *Exponent, Inc.....................................................    300     15,507
    Fastenal Co.......................................................    600     25,872
   *Federal Signal Corp...............................................  1,700      9,639
    FedEx Corp........................................................  2,068    186,740
   *Flow International Corp...........................................    920      2,944
    Flowserve Corp....................................................    327     39,233
    Fluor Corp........................................................    785     38,920
    Forward Air Corp..................................................    500     16,730
   *Franklin Covey Co.................................................    700      7,287
    Franklin Electric Co., Inc........................................    500     28,205
    FreightCar America, Inc...........................................    300      6,102
   *FTI Consulting, Inc...............................................  1,200     30,636
   *Fuel Tech, Inc....................................................    600      3,141
   *Furmanite Corp....................................................    800      3,584
    G & K Services, Inc. Class A......................................    500     15,755
    Gardner Denver, Inc...............................................    100      5,698
    GATX Corp.........................................................  1,400     58,898
   *Genco Shipping & Trading, Ltd.....................................    700      1,512
   *GenCorp, Inc......................................................  1,200     10,140
   *Generac Holdings, Inc.............................................    656     14,970
   *General Cable Corp................................................    900     23,517
    General Dynamics Corp.............................................  1,700    107,848
    General Electric Co............................................... 63,903  1,325,987
  #*Genesee & Wyoming, Inc. Class A...................................    800     49,648
   *Geo Group, Inc. (The).............................................  1,630     37,686
   *GeoEye, Inc.......................................................    600     15,258
   *Gibraltar Industries, Inc.........................................    800      7,616

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

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Global Power Equipment Group, Inc.................................   500  $ 10,275
    Gorman-Rupp Co. (The).............................................   500    13,880
   *GP Strategies Corp................................................   600    10,266
    Graco, Inc........................................................   400    18,352
  #*GrafTech International, Ltd....................................... 1,466    15,320
    Graham Corp.......................................................   250     4,262
    Granite Construction, Inc......................................... 1,100    28,490
    Great Lakes Dredge & Dock Corp.................................... 1,000     7,130
   *Greenbrier Cos., Inc..............................................   700    11,410
    Griffon Corp...................................................... 1,100     9,669
   *H&E Equipment Services, Inc.......................................   700     9,884
    Hardinge, Inc.....................................................   300     2,736
   *Harsco Corp....................................................... 2,094    44,497
   *Hawaiian Holdings, Inc............................................ 1,200     7,644
   #Healthcare Services Group, Inc....................................   630    13,658
    Heartland Express, Inc............................................ 1,500    20,850
   #HEICO Corp........................................................   191     6,817
    HEICO Corp. Class A...............................................   377    11,114
    Heidrick & Struggles International, Inc...........................   400     5,352
   *Heritage-Crystal Clean, Inc.......................................    99     1,731
    Herman Miller, Inc................................................   600    10,980
   *Hertz Global Holdings, Inc........................................ 2,420    27,249
   *Hexcel Corp....................................................... 1,229    28,623
   *Hill International, Inc...........................................   900     3,501
    HNI Corp..........................................................   600    15,942
    Honeywell International, Inc...................................... 1,400    81,270
    Houston Wire & Cable Co...........................................   221     2,530
   *Hub Group, Inc. Class A...........................................   700    20,825
    Hubbell, Inc. Class A.............................................   100     7,837
    Hubbell, Inc. Class B............................................. 1,200    98,736
   *Hudson Global, Inc................................................   700     3,185
   *Huntington Ingalls Industries, Inc................................   999    38,951
   *Hurco Cos., Inc...................................................   200     4,080
   *Huron Consulting Group, Inc.......................................   382    12,866
   *ICF International, Inc............................................   350     8,599
    IDEX Corp......................................................... 1,520    57,988
   *IHS, Inc..........................................................   300    33,081
   *II-VI, Inc........................................................ 1,400    24,416
    Illinois Tool Works, Inc.......................................... 1,200    65,208
    Ingersoll-Rand P.L.C.............................................. 3,100   131,471
   *InnerWorkings, Inc................................................   640     7,674
   *Innovative Solutions & Support, Inc...............................   400     1,360
    Insperity, Inc....................................................   423    11,100
    Insteel Industries, Inc...........................................   400     3,984
   *Integrated Electrical Services, Inc...............................   500     1,435
   *Interface, Inc.................................................... 1,285    17,039
   *Interline Brands, Inc............................................. 1,100    27,918
    International Shipholding Corp....................................   200     3,696
    Intersections, Inc................................................   500     7,120
    Iron Mountain, Inc................................................   600    19,326
   #ITT Corp.......................................................... 1,500    28,110
   #J.B. Hunt Transport Services, Inc.................................   420    23,108
  #*Jacobs Engineering Group, Inc.....................................   833    32,129
   *JetBlue Airways Corp.............................................. 7,800    42,978
    John Bean Technologies Corp.......................................   528     7,735
    Joy Global, Inc...................................................   500    25,970
   *Kadant, Inc.......................................................   200     4,142
    Kaman Corp........................................................   600    19,548
    Kansas City Southern.............................................. 1,600   116,480
   *KAR Auction Services, Inc......................................... 1,819    29,122
    Kaydon Corp.......................................................   900    18,990

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    KBR, Inc..........................................................   800  $ 20,992
    Kelly Services, Inc. Class A...................................... 1,032    12,240
    Kennametal, Inc................................................... 1,500    55,350
   *Key Technology, Inc...............................................   200     1,802
   *Kforce, Inc.......................................................   856     9,904
    Kimball International, Inc. Class B...............................   600     5,610
   *Kirby Corp........................................................ 1,300    68,601
    Knight Transportation, Inc........................................ 1,700    26,061
    Knoll, Inc........................................................   628     8,597
   *Korn/Ferry International.......................................... 1,200    15,792
   *Kratos Defense & Security Solutions, Inc..........................   970     5,480
    KSW, Inc..........................................................   300     1,128
    L.B. Foster Co. Class A...........................................   200     5,918
    L-3 Communications Holdings, Inc.................................. 1,600   113,424
    Landstar System, Inc..............................................   400    19,764
    Lawson Products, Inc..............................................   185     1,798
   *Layne Christensen Co..............................................   500    10,550
    Lennox International, Inc.........................................   560    24,455
    Lincoln Electric Holdings, Inc.................................... 1,808    72,103
    Lindsay Corp......................................................   300    21,270
   *LMI Aerospace, Inc................................................   300     5,409
   #Lockheed Martin Corp..............................................   324    28,923
    LSI Industries, Inc...............................................   700     4,515
   *Lydall, Inc.......................................................   400     5,104
   *Manitex International, Inc........................................   225     1,863
    Manitowoc Co., Inc. (The)......................................... 2,100    25,200
    Manpower, Inc..................................................... 1,514    53,868
    Marten Transport, Ltd.............................................   600    10,770
   #Masco Corp........................................................ 1,200    14,436
  #*MasTec, Inc....................................................... 1,900    30,324
   *Mastech Holdings, Inc.............................................    44       246
   *Matson, Inc....................................................... 1,017    24,978
    McGrath RentCorp..................................................   700    18,627
   *Meritor, Inc...................................................... 1,377     6,444
   *Metalico, Inc..................................................... 1,567     3,040
    Met-Pro Corp......................................................   533     4,824
   *MFRI, Inc.........................................................   200     1,361
   *Michael Baker Corp................................................   300     7,566
   *Middleby Corp.....................................................   215    21,053
    Miller Industries, Inc............................................   300     4,926
    Mine Safety Appliances Co......................................... 1,000    34,320
   *Mistras Group, Inc................................................   400     8,992
   *Mobile Mini, Inc.................................................. 1,000    14,320
   *Moog, Inc. Class A................................................ 1,100    40,029
   *Moog, Inc. Class B................................................   138     5,037
    MSC Industrial Direct Co., Inc. Class A...........................   100     6,873
    Mueller Industries, Inc........................................... 1,100    46,893
    Mueller Water Products, Inc. Class A.............................. 3,445    12,195
    Multi-Color Corp..................................................   432     8,398
   *MYR Group, Inc....................................................   300     4,896
    NACCO Industries, Inc. Class A....................................   200    20,030
   #National Presto Industries, Inc...................................   100     6,654
   *National Technical Systems, Inc...................................   300     2,028
   *Navigant Consulting, Inc.......................................... 1,600    18,608
   *Navistar International Corp.......................................   200     4,920
   *Nielsen Holdings NV...............................................   156     4,446
    NL Industries, Inc................................................   941    11,104
   *NN, Inc...........................................................   700     6,300
   #Nordson Corp......................................................   400    20,504
    Norfolk Southern Corp............................................. 3,416   252,955
    Northrop Grumman Corp............................................. 1,795   118,829

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *Northwest Pipe Co.................................................    100 $  2,435
   *Old Dominion Freight Line, Inc....................................  1,200   50,880
   *Omega Flex, Inc...................................................    169    1,688
   *On Assignment, Inc................................................  1,100   17,149
   *Orbital Sciences Corp.............................................  1,400   18,340
   *Orion Energy Systems, Inc.........................................    900    1,998
   *Orion Marine Group, Inc...........................................  1,000    7,230
   *Oshkosh Corp......................................................    857   19,300
   *Owens Corning, Inc................................................  2,256   60,596
    P.A.M. Transportation Services, Inc...............................    300    2,805
   #PACCAR, Inc.......................................................    550   22,006
   *Pacer International, Inc..........................................    600    2,520
    Parker Hannifin Corp..............................................    500   40,160
   *Park-Ohio Holdings Corp...........................................    200    3,434
   *Patriot Transportation Holding, Inc...............................    242    5,624
   *Pendrell Corp.....................................................  1,000    1,110
    Pentair, Inc......................................................  1,505   65,964
   *Pike Electric Corp................................................    300    2,571
   #Pitney Bowes, Inc.................................................  1,000   13,360
   *PMFG, Inc.........................................................    300    2,400
   *Portfolio Recovery Associates, Inc................................    500   42,340
   *Powell Industries, Inc............................................    300   10,281
   *PowerSecure International, Inc....................................    500    2,285
    Precision Castparts Corp..........................................    200   31,112
    Preformed Line Products Co........................................    191   10,339
    Primoris Services Corp............................................    600    7,410
   *Quality Distribution, Inc.........................................    300    3,030
    Quanex Building Products Corp.....................................  1,000   16,900
   *Quanta Services, Inc..............................................  1,500   34,485
   *RailAmerica, Inc..................................................    700   19,201
    Raven Industries, Inc.............................................    600   19,638
    Raytheon Co.......................................................  1,600   88,768
   *RBC Bearings, Inc.................................................    700   32,788
   *RCM Technologies, Inc.............................................    400    2,176
   #Regal-Beloit Corp.................................................  1,000   64,370
   *Republic Airways Holdings, Inc....................................  1,000    4,550
    Republic Services, Inc............................................  2,910   84,186
    Resources Connection, Inc.........................................    900   10,161
   *Roadrunner Transportation Systems, Inc............................    799   13,959
    Robbins & Myers, Inc..............................................    800   36,672
    Robert Half International, Inc....................................    500   13,505
   #Rockwell Automation, Inc..........................................    500   33,680
   #Rockwell Collins, Inc.............................................    500   25,285
    Rollins, Inc......................................................  1,060   24,995
    Roper Industries, Inc.............................................  1,300  129,285
   *RPX Corp..........................................................      5       63
   #RR Donnelley & Sons Co............................................  3,900   47,268
   *Rush Enterprises, Inc. Class A....................................    750   12,112
    Ryder System, Inc.................................................  1,300   51,272
   *Saia, Inc.........................................................    300    6,780
    Sauer-Danfoss, Inc................................................    300   10,857
    Schawk, Inc.......................................................    800    9,104
    SeaCube Container Leasing, Ltd....................................    489    8,587
   *Shaw Group, Inc. (The)............................................    877   34,159
    Simpson Manufacturing Co., Inc....................................  1,400   33,936
    SkyWest, Inc......................................................  1,500   10,500
   *SL Industries, Inc................................................    200    2,750
    Snap-on, Inc......................................................  1,000   67,780
    Southwest Airlines Co............................................. 12,663  116,373
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  1,946   45,731
    SPX Corp..........................................................    846   51,369

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *Standard Parking Corp.............................................   200  $  4,242
    Standard Register Co. (The).......................................   600       486
    Standex International Corp........................................   300    12,834
    Stanley Black & Decker, Inc....................................... 1,304    87,225
    Steelcase, Inc. Class A........................................... 2,300    19,711
  #*Stericycle, Inc...................................................   300    27,855
   *Sterling Construction Co., Inc....................................   400     3,972
    Sun Hydraulics Corp...............................................   300     6,774
  #*Swift Transportation Co........................................... 1,900    15,770
   *SYKES Enterprises, Inc............................................ 1,280    18,931
    Sypris Solutions, Inc.............................................   700     4,347
    TAL International Group, Inc......................................   900    30,735
   *Taser International, Inc.......................................... 1,471     7,958
   *Team, Inc.........................................................   500    15,570
   *Tecumseh Products Co. Class A.....................................   300     1,626
   *Teledyne Technologies, Inc........................................   800    49,840
    Tennant Co........................................................   300    12,501
   *Terex Corp........................................................ 2,859    55,750
   *Tetra Tech, Inc................................................... 1,600    41,136
   #Textainer Group Holdings, Ltd.....................................   800    30,096
    Textron, Inc...................................................... 2,314    60,280
    Timken Co......................................................... 1,100    39,820
   #Titan International, Inc.......................................... 1,030    21,290
   *Titan Machinery, Inc..............................................   600    17,064
    Toro Co. (The)....................................................   400    15,040
    Towers Watson & Co................................................   400    23,452
   *TransDigm Group, Inc..............................................   100    12,336
   *TRC Cos., Inc.....................................................   700     4,599
   *Trex Co., Inc.....................................................   400    10,192
   *Trimas Corp.......................................................   300     6,522
    Trinity Industries, Inc........................................... 1,900    53,200
    Triumph Group, Inc................................................ 1,120    70,034
   *TrueBlue, Inc..................................................... 1,300    19,786
   *Tutor Perini Corp.................................................   600     6,816
    Twin Disc, Inc....................................................   400     7,832
    Tyco International, Ltd........................................... 2,430   133,504
   *Ultralife Corp....................................................   400     1,564
    UniFirst Corp.....................................................   440    27,553
    Union Pacific Corp................................................ 3,900   478,179
  #*United Continental Holdings, Inc.................................. 2,400    45,336
    United Parcel Service, Inc. Class B............................... 1,100    83,171
  #*United Rentals, Inc...............................................   425    12,287
   #United Stationers, Inc............................................   900    22,689
    United Technologies Corp.......................................... 1,655   123,198
    Universal Forest Products, Inc....................................   600    19,158
    Universal Truckload Services, Inc.................................   325     4,839
    URS Corp.......................................................... 1,700    59,619
  #*US Airways Group, Inc............................................. 1,900    21,774
    US Ecology, Inc...................................................   400     7,800
  #*USG Corp.......................................................... 1,447    23,499
    UTi Worldwide, Inc................................................ 1,414    18,735
    Valmont Industries, Inc...........................................   500    61,940
   *Verisk Analytics, Inc. Class A....................................   350    17,588
   *Versar, Inc.......................................................   300       909
    Viad Corp.........................................................   600    10,398
    Vicor Corp........................................................   655     4,395
   *Virco Manufacturing Corp..........................................   285       430
   *Volt Information Sciences, Inc....................................   900     6,120
   #W.W. Grainger, Inc................................................   120    24,580
   *WABCO Holdings, Inc...............................................   284    15,597
    Wabtec Corp.......................................................   700    55,426

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Industrials -- (Continued)
    Waste Connections, Inc............................................ 2,000  $    61,540
   #Waste Management, Inc............................................. 1,474       50,706
   #Watsco, Inc.......................................................   400       27,176
    Watts Water Technologies, Inc. Class A............................   800       26,912
    Werner Enterprises, Inc........................................... 1,700       39,236
  #*WESCO International, Inc..........................................   649       36,156
   #Woodward, Inc..................................................... 1,000       33,570
    Xylem, Inc........................................................ 1,617       38,776
                                                                              -----------
Total Industrials.....................................................         12,200,955
                                                                              -----------
Information Technology -- (14.7%)
  #*3D Systems Corp...................................................   600       22,800
    Accenture P.L.C. Class A..........................................   573       34,552
   *ACI Worldwide, Inc................................................   600       26,406
    Activision Blizzard, Inc.......................................... 4,580       55,097
   *Actuate Corp...................................................... 1,300        8,398
   *Acxiom Corp....................................................... 2,300       38,571
   *ADDvantage Technologies Group, Inc................................   400          800
   *Adobe Systems, Inc................................................ 1,124       34,709
   #ADTRAN, Inc.......................................................   600       12,948
   *Advanced Energy Industries, Inc................................... 1,100       13,552
   *Advanced Micro Devices, Inc....................................... 3,816       15,493
   *Advent Software, Inc..............................................   800       18,208
   *Agilysys, Inc.....................................................   531        4,614
   *Akamai Technologies, Inc..........................................   912       32,084
  #*Alliance Data Systems Corp........................................   100       13,000
    Altera Corp.......................................................   500       17,725
   *Amdocs, Ltd....................................................... 1,300       38,675
    American Software, Inc. Class A...................................   900        7,254
  #*Amkor Technology, Inc............................................. 4,700       25,051
    Amphenol Corp. Class A............................................   600       35,328
   *Amtech Systems, Inc...............................................   400        1,700
   *ANADIGICS, Inc.................................................... 1,600        2,032
    Analog Devices, Inc............................................... 1,543       60,300
   *Anaren, Inc.......................................................   500       10,035
  #*Ancestry.com, Inc.................................................   800       26,776
    Anixter International, Inc........................................   736       41,886
   *ANSYS, Inc........................................................   300       17,988
   *AOL, Inc.......................................................... 2,187       69,678
   *Apple, Inc........................................................ 1,600      977,216
   *Applied Materials, Inc............................................ 6,330       68,934
   *Applied Micro Circuits Corp....................................... 1,500        8,580
   *Ariba, Inc........................................................   700       31,101
   *Arris Group, Inc.................................................. 2,960       37,562
   *Arrow Electronics, Inc............................................ 1,426       48,127
  #*Aruba Networks, Inc...............................................   162        2,297
   *Aspen Technology, Inc............................................. 1,102       25,765
   *Atmel Corp........................................................ 1,400        8,204
   *ATMI, Inc.........................................................   900       17,082
   *AuthenTec, Inc....................................................   500        4,200
   *Autodesk, Inc.....................................................   900       30,528
    Automatic Data Processing, Inc.................................... 1,000       56,550
    Avago Technologies, Ltd...........................................   600       22,200
   *Aviat Networks, Inc...............................................   949        2,145
   *Avid Technology, Inc..............................................   900        8,289
   *Avnet, Inc........................................................ 1,633       51,439
    AVX Corp.......................................................... 3,100       30,194
    Aware, Inc........................................................   900        5,571
   *Axcelis Technologies, Inc......................................... 1,623        1,380
   *AXT, Inc..........................................................   800        2,792
    Badger Meter, Inc.................................................   300       10,167

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B............................................    300 $  5,409
   *Benchmark Electronics, Inc........................................  1,800   28,368
    Black Box Corp....................................................    600   15,984
    Blackbaud, Inc....................................................    350    9,443
   *Blucora, Inc......................................................  1,000   15,250
   *BMC Software, Inc.................................................    600   23,760
   *Bottomline Technologies, Inc......................................    700   13,293
   *Brightpoint, Inc..................................................  1,900   17,043
   *Broadcom Corp. Class A............................................  1,212   41,063
    Broadridge Financial Solutions, Inc...............................    813   17,211
   *Brocade Communications Systems, Inc...............................  8,603   42,757
    Brooks Automation, Inc............................................  1,800   16,668
   *BSQUARE Corp......................................................    300      924
   *BTU International, Inc............................................    300      717
    CA, Inc...........................................................  2,449   58,947
    Cabot Microelectronics Corp.......................................    600   17,640
  #*CACI International, Inc. Class A..................................    600   33,870
   *Cadence Design Systems, Inc.......................................  2,240   27,373
   *CalAmp Corp.......................................................    500    3,765
   *Calix, Inc........................................................    490    2,259
  #*Callidus Software, Inc............................................     60      278
   *Cardtronics, Inc..................................................    400   12,404
    Cass Information Systems, Inc.....................................    176    6,688
   *CEVA, Inc.........................................................    500    7,770
   *Checkpoint Systems, Inc...........................................  1,300    9,997
   *CIBER, Inc........................................................      7       26
  #*Cirrus Logic, Inc.................................................  1,300   47,801
    Cisco Systems, Inc................................................ 16,702  266,397
   *Citrix Systems, Inc...............................................    400   29,072
    Cognex Corp.......................................................  1,140   38,532
   *Cognizant Technology Solutions Corp. Class A......................    400   22,708
   *Coherent, Inc.....................................................    700   34,181
    Cohu, Inc.........................................................    600    5,160
    Communications Systems, Inc.......................................     14      161
   *CommVault Systems, Inc............................................    200    9,704
   #Computer Sciences Corp............................................  2,500   61,550
   *Computer Task Group, Inc..........................................    500    7,455
   *Compuware Corp....................................................  6,100   56,181
   *comScore, Inc.....................................................    425    6,545
    Comtech Telecommunications Corp...................................    587   16,037
   *Concur Technologies, Inc..........................................    600   40,524
    Convergys Corp....................................................  3,400   50,116
   *CoreLogic, Inc....................................................  2,743   63,089
    Corning, Inc......................................................  9,695  110,620
   *CoStar Group, Inc.................................................    383   31,609
   *Cray, Inc.........................................................    685    8,515
  #*Cree, Inc.........................................................  2,461   58,941
    Crexendo, Inc.....................................................    200      720
   *CSG Systems International, Inc....................................    860   15,162
    CTS Corp..........................................................    500    4,450
   *CyberOptics Corp..................................................    300    2,481
  #*Cymer, Inc........................................................    600   34,326
   *Cypress Semiconductor Corp........................................  1,300   13,897
    Daktronics, Inc...................................................    987    7,630
   *DealerTrack Holdings, Inc.........................................    700   20,419
   *Dell, Inc.........................................................  3,000   35,640
   *Deltek, Inc.......................................................    182    2,370
   *Dice Holdings, Inc................................................    700    5,278
    Diebold, Inc......................................................  1,200   38,820
   *Digi International, Inc...........................................    900    8,235
    Digimarc Corp.....................................................    128    3,109

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *Digital River, Inc................................................ 1,100  $ 19,569
   *Diodes, Inc.......................................................   900    17,046
  #*Document Security Systems, Inc....................................   200       804
  #*Dolby Laboratories, Inc. Class A..................................   200     7,050
   *Dot Hill Systems Corp.............................................   944       963
   *DSP Group, Inc....................................................   600     3,468
    DST Systems, Inc..................................................   620    33,418
   *DTS, Inc..........................................................   367     6,840
   *Dynamics Research Corp............................................   300     1,725
    EarthLink, Inc.................................................... 3,100    21,235
   *eBay, Inc......................................................... 3,900   172,770
   #Ebix, Inc.........................................................   700    15,183
   *Echelon Corp......................................................   600     1,932
   *EchoStar Corp. Class A............................................   422    12,154
    Electro Rent Corp.................................................   677    11,347
    Electro Scientific Industries, Inc................................   800     9,928
   *Electronic Arts, Inc.............................................. 2,300    25,346
   *Electronics for Imaging, Inc...................................... 1,200    17,544
   *EMC Corp.......................................................... 5,400   141,534
  #*EMCORE Corp.......................................................   300     1,494
   *Emulex Corp....................................................... 2,300    14,881
   *Entegris, Inc..................................................... 2,800    22,540
   *Entropic Communications, Inc...................................... 1,007     6,042
   *Envestnet, Inc....................................................   684     8,352
    EPIQ Systems, Inc.................................................   900    10,161
   *ePlus, Inc........................................................   109     3,704
   *Equinix, Inc......................................................   448    79,825
   *Euronet Worldwide, Inc............................................ 1,400    25,592
   *Exar Corp......................................................... 1,140     8,436
   *ExlService Holdings, Inc..........................................   500    12,325
   *Extreme Networks.................................................. 3,207    10,262
   *F5 Networks, Inc..................................................   300    28,014
   *Fabrinet..........................................................   700     9,296
   #FactSet Research Systems, Inc.....................................   100     9,296
    Fair Isaac Corp................................................... 1,100    47,619
   *Fairchild Semiconductor International, Inc........................ 3,216    44,574
   *FalconStor Software, Inc..........................................   700     1,414
   *FARO Technologies, Inc............................................   300    12,909
   *FEI Co............................................................   800    38,168
    Fidelity National Information Services, Inc....................... 4,349   136,733
  #*Finisar Corp...................................................... 1,400    17,402
  #*First Solar, Inc..................................................   200     3,108
   *Fiserv, Inc....................................................... 1,500   105,195
    FLIR Systems, Inc.................................................   800    16,360
   *FormFactor, Inc................................................... 1,400     8,568
    Forrester Research, Inc...........................................   400    11,416
   *Fortinet, Inc.....................................................   500    12,005
   *Frequency Electronics, Inc........................................   300     2,679
   *FSI International, Inc............................................   964     3,490
   *Gartner Group, Inc................................................   500    22,195
   *Genpact, Ltd...................................................... 2,845    49,560
   *Global Cash Access Holdings, Inc.................................. 1,816    11,731
    Global Payments, Inc..............................................   675    28,903
   *Globecomm Systems, Inc............................................   600     6,108
   *Google, Inc. Class A..............................................   400   253,188
   *GSI Group, Inc....................................................   825     8,497
  #*GT Advanced Technologies, Inc..................................... 2,200    11,264
   *Hackett Group, Inc. (The)......................................... 1,600     7,536
   *Harmonic, Inc..................................................... 1,400     5,936
    Harris Corp.......................................................   900    37,485
    Heartland Payment Systems, Inc....................................   628    19,908

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
    Hewlett-Packard Co................................................  8,074 $147,270
   *Hittite Microwave Corp............................................    353   17,886
   *I.D. Systems, Inc.................................................    400    1,720
    IAC/InterActiveCorp...............................................  2,007  105,588
   *Identive Group, Inc...............................................  1,108      992
   *iGATE Corp........................................................    500    7,950
   *Ikanos Communications, Inc........................................    410      373
   *Imation Corp......................................................    400    2,228
   *Immersion Corp....................................................    800    4,472
  #*Infinera Corp.....................................................  1,900   10,488
   *Informatica Corp..................................................    400   11,804
   *Ingram Micro, Inc. Class A........................................  4,000   59,960
   *Innodata, Inc.....................................................    200      768
   *Insight Enterprises, Inc..........................................  1,200   20,112
   *Integrated Device Technology, Inc.................................  3,708   18,688
   *Integrated Silicon Solution, Inc..................................    836    8,134
    Intel Corp........................................................ 19,300  496,010
   *Interactive Intelligence Group, Inc...............................    200    5,216
   #InterDigital, Inc.................................................    118    3,221
   *Intermec, Inc.....................................................  1,700   10,234
   *Internap Network Services Corp....................................  1,600   10,304
    International Business Machines Corp..............................  2,400  470,352
   *International Rectifier Corp......................................  1,800   30,672
   *Interphase Corp...................................................    200      700
    Intersil Corp. Class A............................................  3,800   34,998
   *Intevac, Inc......................................................    700    4,109
   *IntriCon Corp.....................................................    200    1,178
    Intuit, Inc.......................................................    400   23,208
  #*IPG Photonics Corp................................................    260   13,476
   *Iteris, Inc.......................................................    600      912
  #*Itron, Inc........................................................  1,000   38,970
   *Ixia..............................................................  1,573   24,382
   *IXYS Corp.........................................................    900    9,090
   #j2 Global, Inc....................................................    850   25,440
    Jabil Circuit, Inc................................................  2,300   49,910
    Jack Henry & Associates, Inc......................................  1,056   36,675
   *JDA Software Group, Inc...........................................  1,200   35,496
   *JDS Uniphase Corp.................................................  3,500   34,440
   *Juniper Networks, Inc.............................................  2,600   45,578
   *Kenexa Corp.......................................................    800   19,048
   *Key Tronic Corp...................................................    400    2,968
    Keynote Systems, Inc..............................................    200    2,750
  #*KIT Digital, Inc..................................................    861    2,755
    KLA-Tencor Corp...................................................  1,300   66,183
   *Kopin Corp........................................................  1,717    6,233
   *Kulicke & Soffa Industries, Inc...................................  1,700   18,819
   *KVH Industries, Inc...............................................    400    5,220
  #*Lam Research Corp.................................................  2,587   89,019
   *Lattice Semiconductor Corp........................................  2,800   10,388
   *LeCroy Corp.......................................................    400    5,716
    Lender Processing Services, Inc...................................    500   12,335
   #Lexmark International, Inc. Class A...............................  1,600   27,984
    Linear Technology Corp............................................    740   23,865
    *Lionbridge Technologies, Inc.....................................    322      992
  #*Liquidity Services, Inc...........................................    800   36,576
    Littlefuse, Inc...................................................    600   32,184
   *LogMeIn, Inc......................................................    100    1,895
   *LoJack Corp.......................................................    600    1,878
    Loral Space & Communications, Inc.................................    400   28,780
   *LSI Corp..........................................................  1,600   11,040
   *LTX-Credence Corp.................................................    224    1,313

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *Manhattan Associates, Inc.........................................    320 $ 14,941
    ManTech International Corp. Class A...............................    600   13,158
    Marchex, Inc. Class B.............................................    900    3,123
    Marvell Technology Group, Ltd.....................................  4,670   52,584
    MasterCard, Inc. Class A..........................................    200   87,314
   *Mattson Technology, Inc...........................................  1,400    1,232
    Maxim Integrated Products, Inc....................................  1,493   40,654
    MAXIMUS, Inc......................................................    800   40,400
   *Measurement Specialties, Inc......................................    500   14,890
   *MEMC Electronic Materials, Inc....................................    690    1,325
   *Mentor Graphics Corp..............................................  2,900   44,312
   *Mercury Computer Systems, Inc.....................................    700    8,169
    Methode Electronics, Inc..........................................    900    7,920
    Micrel, Inc.......................................................  1,200   11,208
   #Microchip Technology, Inc.........................................    600   20,028
   *Micron Technology, Inc............................................ 14,600   90,666
   *MICROS Systems, Inc...............................................    200    9,548
   *Microsemi Corp....................................................  1,700   32,912
    Microsoft Corp.................................................... 16,000  471,520
   *Mindspeed Technologies, Inc.......................................    500    1,180
   *MIPS Technologies, Inc............................................  1,000    6,150
    MKS Instruments, Inc..............................................  1,500   39,600
   *ModusLink Global Solutions, Inc...................................    900    3,078
   #Molex, Inc........................................................    249    6,255
    Molex, Inc. Class A...............................................    882   18,240
   *MoneyGram International, Inc......................................    262    4,077
   *Monolithic Power Systems, Inc.....................................    760   14,729
   *Monotype Imaging Holdings, Inc....................................  1,000   14,680
   *Monster Worldwide, Inc............................................  3,300   23,925
    Motorola Solutions, Inc...........................................    947   45,778
   *Move, Inc.........................................................    679    6,254
    MTS Systems Corp..................................................    300   13,041
   *Multi-Fineline Electronix, Inc....................................    800   20,936
   *Nanometrics, Inc..................................................    578    8,780
   *NAPCO Security Technologies, Inc..................................    600    1,794
   #National Instruments Corp.........................................  1,500   38,760
   *NCR Corp..........................................................  2,000   46,640
   *NetApp, Inc.......................................................    600   19,602
  #*NETGEAR, Inc......................................................    800   27,704
   *NetScout Systems, Inc.............................................  1,100   25,696
   *NetSuite, Inc.....................................................    548   30,326
   *NeuStar, Inc. Class A.............................................    700   24,787
   *Newport Corp......................................................    800    9,000
    NIC, Inc..........................................................    700    9,422
   *Novatel Wireless, Inc.............................................    700    1,652
  #*Nuance Communications, Inc........................................  3,900   79,365
   *NVIDIA Corp.......................................................  4,300   58,222
  #*Oclaro, Inc.......................................................    500    1,400
   *OmniVision Technologies, Inc......................................  1,700   23,834
   *ON Semiconductor Corp.............................................  5,028   34,894
   *Online Resources Corp.............................................  1,300    3,081
   *Oplink Communications, Inc........................................    456    6,047
    OPNET Technologies, Inc...........................................    278    7,350
    Oracle Corp.......................................................  8,700  262,740
   *OSI Systems, Inc..................................................    500   32,270
   *PAR Technology Corp...............................................    400    2,052
   *Parametric Technology Corp........................................  1,500   32,310
    Park Electrochemical Corp.........................................    600   16,206
   #Paychex, Inc......................................................    900   29,421
    PC Connection, Inc................................................  1,000   11,890
   *PC Mall, Inc......................................................    400    2,288

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
    PC-Tel, Inc.......................................................    700 $  4,312
   *PDF Solutions, Inc................................................    800    7,448
   *Perficient, Inc...................................................    870   11,562
   *Performance Technologies, Inc.....................................    400      768
   *Pericom Semiconductor Corp........................................    900    7,236
   *Pervasive Software, Inc...........................................    700    4,732
   *Photronics, Inc...................................................  1,200    7,020
   *Planar Systems, Inc...............................................    569      802
   #Plantronics, Inc..................................................    800   26,256
   *Plexus Corp.......................................................    900   25,848
   *PLX Technology, Inc...............................................    900    5,094
   *PMC-Sierra, Inc...................................................  5,872   31,239
  #*Polycom, Inc......................................................  1,800   15,732
    Power Integrations, Inc...........................................    700   24,668
   *Power-One, Inc....................................................  2,200   11,000
   *Presstek, Inc.....................................................    450      169
   *PRGX Global, Inc..................................................    700    5,320
   *Progress Software Corp............................................  1,682   32,698
   *PROS Holdings, Inc................................................    300    4,182
    QAD, Inc. Class A.................................................    405    5,650
    QAD, Inc. Class B.................................................    101    1,348
   *QLogic Corp.......................................................  1,500   17,310
    QUALCOMM, Inc.....................................................  3,200  190,976
   *Quest Software, Inc...............................................  1,900   53,086
  #*QuickLogic Corp...................................................    300      717
  #*Rackspace Hosting, Inc............................................    300   13,164
   *Radisys Corp......................................................    900    3,069
    RealNetworks, Inc.................................................  1,200    9,312
  #*Red Hat, Inc......................................................    800   42,928
   *Reis, Inc.........................................................    200    2,080
   *RF Micro Devices, Inc.............................................  3,801   14,748
    Richardson Electronics, Ltd.......................................    500    6,125
    Rimage Corp.......................................................    400    2,780
   *Riverbed Technology, Inc..........................................    550    9,702
   *Rofin-Sinar Technologies, Inc.....................................    700   12,691
   *Rogers Corp.......................................................    400   14,340
  #*Rosetta Stone, Inc................................................    400    5,212
  #*Rovi Corp.........................................................    468    6,262
  #*Rubicon Technology, Inc...........................................    590    5,930
   *Rudolph Technologies, Inc.........................................  1,000   10,000
    SAIC, Inc.........................................................  1,800   20,826
  #*Salesforce.com, Inc...............................................    200   24,872
  #*Sandisk Corp......................................................  1,900   78,147
   *Sanmina-SCI Corp..................................................  2,000   17,080
    Sapient Corp......................................................  1,500   14,940
   *ScanSource, Inc...................................................    700   20,209
   *SeaChange International, Inc......................................    400    3,028
  #*Seagate Technology................................................  3,440  103,269
  #*Semtech Corp......................................................  1,100   26,279
   *Sigma Designs, Inc................................................    300    2,040
  #*Silicon Graphics International Corp...............................    600    3,990
   *Silicon Image, Inc................................................  1,500    5,880
   *Silicon Laboratories, Inc.........................................    600   22,170
   *Skyworks Solutions, Inc...........................................    600   17,358
   *SolarWinds, Inc...................................................    200   10,678
    Solera Holdings, Inc..............................................    200    7,810
   *Sonus Networks, Inc...............................................  5,900    9,794
   *Spansion, Inc. Class A............................................  1,300   13,325
   *SS&C Technologies Holdings, Inc...................................  1,778   43,205
   *Stamps.com, Inc...................................................    700   14,805
   *Standard Microsystems Corp........................................    600   22,146

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *StarTek, Inc......................................................    300 $    903
   *STEC, Inc.........................................................  1,100    8,877
   *Steel Excel, Inc..................................................    350    9,590
  #*Stratasys, Inc....................................................    200   12,256
  #*SunPower Corp.....................................................    258    1,011
   *Super Micro Computer, Inc.........................................    364    4,517
   *Supertex, Inc.....................................................    200    3,398
   *Support.com, Inc..................................................  1,000    2,850
   *Sycamore Networks, Inc............................................    720   10,260
   *Symantec Corp.....................................................  1,900   29,925
   *Symmetricom, Inc..................................................  1,003    6,008
  #*Synaptics, Inc....................................................    750   19,785
   *SYNNEX Corp.......................................................  1,100   37,213
   *Synopsys, Inc.....................................................  1,853   56,127
    Syntel, Inc.......................................................    300   17,439
   *Take-Two Interactive Software, Inc................................  1,700   14,926
    TE Connectivity, Ltd..............................................  1,413   46,643
   *Tech Data Corp....................................................  1,200   60,120
   *TechTarget, Inc...................................................    636    2,614
   *TeleCommunication Systems, Inc. Class A...........................  1,000    1,330
   *TeleNav, Inc......................................................    500    2,885
   *TeleTech Holdings, Inc............................................    900   14,814
    Tellabs, Inc...................................................... 10,844   35,677
    Telular Corp......................................................    600    5,658
   *Teradata Corp.....................................................    800   54,096
   *Teradyne, Inc.....................................................  3,300   48,543
    Tessco Technologies, Inc..........................................    150    2,812
    Tessera Technologies, Inc.........................................  1,453   20,996
    Texas Instruments, Inc............................................  2,200   59,928
    TheStreet, Inc....................................................    300      435
   *TIBCO Software, Inc...............................................    600   16,854
   *TiVo, Inc.........................................................  2,224   19,327
   *TNS, Inc..........................................................    200    3,386
    Total System Services, Inc........................................    900   21,285
   *Transact Technologies, Inc........................................    400    3,092
   *Trimble Navigation, Ltd...........................................    600   26,556
   *TriQuint Semiconductor, Inc.......................................  4,000   22,560
   *TTM Technologies, Inc.............................................  1,700   18,598
   *Tyler Technologies, Inc...........................................    400   15,608
  #*Ultimate Software Group, Inc......................................     70    6,263
   *Ultra Clean Holdings..............................................    800    4,832
   *Ultratech, Inc....................................................    500   15,905
  #*Unisys Corp.......................................................    310    6,023
    United Online, Inc................................................  2,200    9,328
   *Unwired Planet, Inc...............................................    900    1,764
   *ValueClick, Inc...................................................  1,475   23,172
  #*Veeco Instruments, Inc............................................    950   33,924
  #*VeriFone Systems, Inc.............................................    368   13,355
   *Verint Systems, Inc...............................................    300    8,373
   *VeriSign, Inc.....................................................    500   22,210
  #*ViaSat, Inc.......................................................  1,000   38,300
   *Viasystems Group, Inc.............................................    180    2,772
   *Video Display Corp................................................    300    1,185
   *Virtusa Corp......................................................    632    9,575
    Visa, Inc.........................................................  1,600  206,512
  #*Vishay Intertechnology, Inc.......................................  4,200   41,454
   *Vishay Precision Group, Inc.......................................    450    6,120
  #*VistaPrint NV.....................................................    519   17,905
  #*VMware, Inc. Class A..............................................    100    9,076
   *Volterra Semiconductor Corp.......................................    400    9,192
   *Web.com Group, Inc................................................    600    9,300

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Information Technology -- (Continued)
   *Websense, Inc.....................................................    325 $     4,878
   *Western Digital Corp..............................................  2,865     113,941
    Western Union Co. (The)...........................................  1,000      17,430
   *Wireless Telecom Group, Inc.......................................    100         125
  #*Wright Express Corp...............................................    500      32,190
    Xerox Corp........................................................ 14,416      99,903
    Xilinx, Inc.......................................................    800      25,920
   *XO Group, Inc.....................................................    900       7,749
    Xyratex, Ltd......................................................    789       9,334
   *Yahoo!, Inc.......................................................  8,300     131,472
   *Zebra Technologies Corp. Class A..................................    800      27,632
   *Zix Corp..........................................................  1,300       3,172
   *Zygo Corp.........................................................    300       5,364
                                                                              -----------
Total Information Technology..........................................         12,528,576
                                                                              -----------
Materials -- (5.2%)
    A. Schulman, Inc..................................................    719      15,717
   *A.M. Castle & Co..................................................    700       5,103
   *AEP Industries, Inc...............................................    200       9,396
    Air Products & Chemicals, Inc.....................................    500      40,215
   Airgas, Inc........................................................  1,000      79,320
   #AK Steel Holding Corp.............................................  1,100       5,852
    Albemarle Corp....................................................    300      17,466
   #Alcoa, Inc........................................................  9,700      82,159
    Allegheny Technologies, Inc.......................................    843      25,315
   *Allied Nevada Gold Corp...........................................    400      10,340
   #AMCOL International Corp..........................................    700      21,490
    American Vanguard Corp............................................    800      18,712
   #AptarGroup, Inc...................................................  1,200      60,012
    Ashland, Inc......................................................  1,241      87,354
    Ball Corp.........................................................    600      24,936
    Bemis Co., Inc....................................................  2,200      67,650
    Boise, Inc........................................................  3,029      22,415
    Buckeye Technologies, Inc.........................................  1,600      48,192
    Cabot Corp........................................................  1,200      46,800
   *Calgon Carbon Corp................................................  1,200      16,608
    Carpenter Technology Corp.........................................    800      38,288
   #Celanese Corp. Class A............................................    500      19,065
   *Century Aluminum Co...............................................  3,000      18,330
    CF Industries Holdings, Inc.......................................    666     130,376
    Chase Corp........................................................    200       3,092
   *Chemtura Corp.....................................................  1,894      25,607
   *Clearwater Paper Corp.............................................    600      21,144
   #Cliffs Natural Resources, Inc.....................................  1,248      51,031
   *Coeur d'Alene Mines Corp..........................................  1,988      32,424
    Commercial Metals Co..............................................  3,400      43,826
    Compass Minerals International, Inc...............................    300      21,702
   *Core Molding Technologies, Inc....................................    300       2,413
   *Crown Holdings, Inc...............................................    500      17,950
    Cytec Industries, Inc.............................................  1,100      67,716
    Deltic Timber Corp................................................    300      18,543
    Domtar Corp.......................................................    802      59,236
    Dow Chemical Co. (The)............................................  5,800     166,924
    E.I. du Pont de Nemours & Co......................................  1,800      89,460
    Eagle Materials, Inc..............................................  1,100      38,225
    Eastman Chemical Co...............................................    544      28,440
    Ecolab, Inc.......................................................    592      38,746
   *Ferro Corp........................................................  2,200       6,754
    FMC Corp..........................................................    600      32,820
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  3,200     107,744
    Friedman Industries, Inc..........................................    300       2,736

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Materials -- (Continued)
    FutureFuel Corp...................................................    169 $  1,644
  #*General Moly, Inc.................................................  1,900    5,662
    Georgia Gulf Corp.................................................     28      918
    Globe Specialty Metals, Inc.......................................  1,000   12,530
   *Graphic Packaging Holding Co......................................  8,380   46,928
   *Greif, Inc. Class A...............................................    600   25,956
    Greif, Inc. Class B...............................................    234   11,700
    H.B. Fuller Co....................................................  1,200   35,064
    Hawkins, Inc......................................................    233    8,863
    Haynes International, Inc.........................................    259   12,481
   #Hecla Mining Co...................................................  5,872   26,424
   *Horsehead Holding Corp............................................    226    2,041
    Huntsman Corp.....................................................  5,100   64,515
    Innophos Holdings, Inc............................................    400   23,188
   *Innospec, Inc.....................................................    320    9,958
    International Flavors & Fragrances, Inc...........................    300   16,722
    International Paper Co............................................  3,400  111,554
  #*Intrepid Potash, Inc..............................................    600   14,004
    Kaiser Aluminum Corp..............................................    500   27,270
   *KapStone Paper & Packaging Corp...................................  1,400   23,534
    KMG Chemicals, Inc................................................    300    5,364
    Koppers Holdings, Inc.............................................    100    3,294
   *Kraton Performance Polymers, Inc..................................    400    9,368
   #Kronos Worldwide, Inc.............................................    564    9,543
   *Landec Corp.......................................................    800    6,392
   *Louisiana-Pacific Corp............................................  3,715   38,339
   *LSB Industries, Inc...............................................    200    6,426
    LyondellBasell Industries NV Class A..............................    962   42,838
   #Martin Marietta Materials, Inc....................................    747   56,130
   *Material Sciences Corp............................................    400    3,232
    Materion Corp.....................................................    491    9,638
    MeadWestvaco Corp.................................................  2,179   61,884
   *Metals USA Holdings Corp..........................................    900   14,643
    Minerals Technologies, Inc........................................    600   38,364
  #*Molycorp, Inc.....................................................    100    1,742
    Monsanto Co.......................................................    900   77,058
    Mosaic Co. (The)..................................................    960   55,786
    Myers Industries, Inc.............................................    775   12,741
    Neenah Paper, Inc.................................................    300    8,058
    NewMarket Corp....................................................    300   68,964
    Newmont Mining Corp...............................................  2,600  115,622
    Noranda Aluminum Holding Corp.....................................  1,000    6,230
   #Nucor Corp........................................................  2,275   89,180
    Olin Corp.........................................................  1,900   38,456
    Olympic Steel, Inc................................................    300    4,695
   *OM Group, Inc.....................................................    900   14,130
   *Omnova Solutions, Inc.............................................    746    5,431
   *Owens-Illinois, Inc...............................................  1,196   22,066
    P.H. Glatfelter Co................................................    800   12,728
    Packaging Corp. of America........................................  1,220   37,564
   *Penford Corp......................................................    200    1,578
    PolyOne Corp......................................................  2,011   29,622
    PPG Industries, Inc...............................................    400   43,784
    Praxair, Inc......................................................    455   47,211
    Quaker Chemical Corp..............................................    400   17,708
    Reliance Steel & Aluminum Co......................................  1,607   82,728
    Rock-Tenn Co. Class A.............................................    827   48,148
    Rockwood Holdings, Inc............................................  1,200   53,064
    Royal Gold, Inc...................................................    900   68,112
    RPM International, Inc............................................  2,900   76,850
   *RTI International Metals, Inc.....................................    700   15,715

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Materials -- (Continued)
    Schnitzer Steel Industries, Inc. Class A..........................    600 $   17,226
   #Scotts Miracle-Gro Co. Class A (The)..............................    300     11,970
    Sealed Air Corp...................................................  2,662     43,124
    Sensient Technologies Corp........................................  1,048     37,152
   #Sherwin-Williams Co. (The)........................................    500     67,175
   #Silgan Holdings, Inc..............................................    600     24,726
    Sonoco Products Co................................................  1,434     43,465
    Southern Copper Corp..............................................    101      3,260
   *Spartech Corp.....................................................  1,300      6,617
    Steel Dynamics, Inc...............................................  3,468     44,703
    Stepan Co.........................................................    300     26,598
   *Stillwater Mining Co..............................................  2,900     25,752
   *SunCoke Energy, Inc...............................................    636     10,176
    Texas Industries, Inc.............................................    600     25,062
   #Titanium Metals Corp..............................................  2,400     27,984
    Tredegar Corp.....................................................    800     11,848
   *United States Lime & Minerals, Inc................................    200      9,118
   #United States Steel Corp..........................................  2,269     46,855
   *Universal Stainless & Alloy Products, Inc.........................    200      6,824
    Valspar Corp......................................................  1,800     90,360
    Vulcan Materials Co...............................................  1,494     57,878
    Walter Energy, Inc................................................    300     10,290
    Wausau Paper Corp.................................................  1,700     14,433
    Westlake Chemical Corp............................................  1,281     76,040
    Worthington Industries, Inc.......................................  1,900     41,230
   *WR Grace & Co.....................................................    400     22,416
    Zep, Inc..........................................................    400      6,104
   *Zoltek Cos., Inc..................................................    900      7,506
                                                                              ----------
Total Materials.......................................................         4,444,918
                                                                              ----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................    100         --
  o*Gerber Scientific, Inc. Escrow Shares.............................    900         --
  o*Softbrands, Inc. Escrow Shares....................................    600         --
                                                                              ----------
Total Other...........................................................                --
                                                                              ----------
Telecommunication Services -- (3.3%)
    AT&T, Inc......................................................... 33,080  1,254,394
    Atlantic Tele-Network, Inc........................................    400     13,984
   *Cbeyond, Inc......................................................    677      4,827
    CenturyLink, Inc..................................................  4,000    166,160
   *Cincinnati Bell, Inc..............................................  3,500     13,475
    Consolidated Communications Holdings, Inc.........................    775     12,291
   *Crown Castle International Corp...................................    400     24,752
   #Frontier Communications Corp...................................... 13,649     53,504
   *General Communications, Inc. Class A..............................  1,100     10,384
    HickoryTech Corp..................................................    250      2,667
    IDT Corp. Class B.................................................    400      4,048
   *Iridium Communications, Inc.......................................  1,497     13,563
   *Leap Wireless International, Inc..................................  2,100     11,928
  #*Level 3 Communications, Inc.......................................    613     11,813
    Lumos Networks Corp...............................................    200      1,792
   *MetroPCS Communications, Inc......................................  1,833     16,057
   *Neutral Tandem, Inc...............................................    300      4,098
   *NII Holdings, Inc.................................................    900      6,075
    NTELOS Holdings Corp..............................................    200      4,240
   *ORBCOMM, Inc......................................................  1,200      3,732
   *Premiere Global Services, Inc.....................................  1,600     14,656
  #*SBA Communications Corp...........................................    500     29,530
   *Sprint Nextel Corp................................................ 30,700    133,852
    Telephone & Data Systems, Inc.....................................  2,313     56,044

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Telecommunication Services -- (Continued)
   *tw telecom, inc...................................................  1,200 $   30,156
   *United States Cellular Corp.......................................    324     13,323
    USA Mobility, Inc.................................................    400      4,456
    Verizon Communications, Inc....................................... 18,787    848,045
    Warwick Valley Telephone Co.......................................     86      1,129
   #Windstream Corp...................................................  3,839     38,236
                                                                              ----------
Total Telecommunication Services......................................         2,803,211
                                                                              ----------
Utilities -- (2.8%)
   *AES Corp. (The)...................................................  3,497     42,174
    AGL Resources, Inc................................................    500     20,250
    ALLETE, Inc.......................................................    600     24,876
    Alliant Energy Corp...............................................    400     18,684
    Ameren Corp.......................................................    900     30,789
    American Electric Power Co., Inc..................................    900     38,016
    American States Water Co..........................................    300     12,195
    American Water Works Co., Inc.....................................    400     14,500
    Aqua America, Inc.................................................  1,300     33,332
    Artesian Resources Corp. Class A..................................    200      4,304
    Atmos Energy Corp.................................................    700     25,095
    Avista Corp.......................................................    800     22,144
    Black Hills Corp..................................................    700     22,295
  #*Cadiz, Inc........................................................    300      2,130
    California Water Service Group....................................    600     11,082
   *Calpine Corp......................................................  5,400     92,286
    CenterPoint Energy, Inc...........................................  1,600     33,696
    CH Energy Group, Inc..............................................    300     19,509
    Chesapeake Utilities Corp.........................................    241     11,023
    Cleco Corp........................................................    800     35,008
    CMS Energy Corp...................................................  1,000     24,660
    Connecticut Water Services, Inc...................................    200      6,046
    Consolidated Edison, Inc..........................................    600     38,700
    Consolidated Water Co., Ltd.......................................    450      3,690
    Dominion Resources, Inc...........................................  1,200     65,172
    DTE Energy Co.....................................................    700     42,959
   *Duke Energy Corp..................................................  1,596    108,177
   *Dynegy, Inc.......................................................  1,300        538
    Edison International, Inc.........................................    700     32,326
    El Paso Electric Co...............................................    800     27,080
    Empire District Electric Co. (The)................................    800     17,200
    Entergy Corp......................................................    300     21,801
    Exelon Corp.......................................................  1,721     67,326
    FirstEnergy Corp..................................................    900     45,198
    Genie Energy, Ltd. Class B........................................    400      2,824
   *GenOn Energy, Inc................................................. 12,546     29,859
    Great Plains Energy, Inc..........................................  1,400     31,052
    Hawaiian Electric Industries, Inc.................................  1,100     31,339
    IDACORP, Inc......................................................    600     25,320
   #Integrys Energy Group, Inc........................................    200     12,108
   #ITC Holdings Corp.................................................    230     17,064
    Laclede Group, Inc. (The).........................................    300     12,534
   #MDU Resources Group, Inc..........................................    700     15,673
    MGE Energy, Inc...................................................    400     19,176
    Middlesex Water Co................................................    300      5,610
    National Fuel Gas Co..............................................    300     14,682
    New Jersey Resources Corp.........................................    700     32,130
    NextEra Energy, Inc...............................................    900     63,810
    NiSource, Inc.....................................................  1,200     30,708
    Northeast Utilities, Inc..........................................  1,487     59,302
   #Northwest Natural Gas Co..........................................    400     19,476
    NorthWestern Corp.................................................    500     18,465

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    SHARES      VALUE+
                                                                                    ------      ------
Utilities -- (Continued)
  #*NRG Energy, Inc........................................................          3,400 $    67,388
    NV Energy, Inc.........................................................          1,100      20,119
    OGE Energy Corp........................................................            500      26,555
    ONEOK, Inc.............................................................          1,284      57,151
    Ormat Technologies, Inc................................................          1,300      23,400
    Otter Tail Corp........................................................            600      14,082
   #Pepco Holdings, Inc....................................................            800      15,968
    PG&E Corp..............................................................            600      27,696
   #Piedmont Natural Gas Co................................................            800      25,424
    Pinnacle West Capital Corp.............................................            500      26,770
    PNM Resources, Inc.....................................................          1,200      24,960
    Portland General Electric Co...........................................            700      19,061
    PPL Corp...............................................................          1,000      28,900
    Public Service Enterprise Group, Inc...................................          1,200      39,888
    Questar Corp...........................................................          2,700      54,945
    SCANA Corp.............................................................            400      19,668
   #Sempra Energy..........................................................            400      28,164
    SJW Corp...............................................................            600      13,998
    South Jersey Industries, Inc...........................................            400      21,144
    Southern Co. (The).....................................................          1,600      77,040
    Southwest Gas Corp.....................................................            600      26,796
    TECO Energy, Inc.......................................................            760      13,824
    UGI Corp...............................................................          1,042      31,937
    UIL Holdings Corp......................................................            550      20,372
    Unitil Corp............................................................            100       2,656
    UNS Energy Corp........................................................            500      20,350
    Vectren Corp...........................................................            800      23,880
   #Westar Energy, Inc.....................................................          1,200      36,672
    WGL Holdings, Inc......................................................            600      24,270
    Wisconsin Energy Corp..................................................          1,000      40,740
    Xcel Energy, Inc.......................................................          1,100      32,230
    York Water Co..........................................................            360       6,492
                                                                                           -----------
Total Utilities............................................................                  2,367,933
                                                                                           -----------
TOTAL COMMON STOCKS........................................................                 76,829,773
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights...............................          1,900          --
                                                                                           -----------

TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....        402,463     402,463
                                                                                           -----------

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   -------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund.........................................      7,971,194   7,971,194
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,000 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,309) to be repurchased at $100,000...............................           $100      99,999
                                                                                           -----------
TOTAL SECURITIES LENDING COLLATERAL........................................                  8,071,193
                                                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $87,649,679)^^....................................................                $85,303,429
                                                                                           ===========

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
Common Stocks
  Consumer Discretionary............ $11,496,118         --   --    $11,496,118
  Consumer Staples..................   4,794,254         --   --      4,794,254
  Energy............................  10,020,515         --   --     10,020,515
  Financials........................  16,173,293         --   --     16,173,293
  Industrials.......................  12,199,350 $    1,605   --     12,200,955
  Information Technology............  12,528,576         --   --     12,528,576
  Materials.........................   4,444,918         --   --      4,444,918
  Other.............................          --         --   --             --
  Telecommunication Services........   2,803,211         --   --      2,803,211
  Utilities.........................   2,367,933         --   --      2,367,933
Rights/Warrants.....................          --         --   --             --
Temporary Cash Investments..........     402,463         --   --        402,463
Securities Lending Collateral.......          --  8,071,193   --      8,071,193
                                     ----------- ----------   --    -----------
TOTAL............................... $77,230,631 $8,072,798   --    $85,303,429
                                     =========== ==========   ==    ===========

              See accompanying Notes to Schedules of Investments.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES  VALUE++
                                                                       ------  -------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.8%)
    Adelaide Brighton, Ltd............................................  6,034 $ 21,213
    AGL Energy, Ltd...................................................  2,045   33,660
    Alumina, Ltd...................................................... 25,008   17,604
    Amalgamated Holdings, Ltd.........................................  4,182   29,171
    Amcor, Ltd........................................................  7,427   58,634
    AMP, Ltd..........................................................  8,980   37,632
   #APA Group, Ltd....................................................  4,462   22,907
    APN News & Media, Ltd.............................................  5,416    3,034
  #*Aquila Resources, Ltd.............................................  2,666    5,896
    Arrium, Ltd....................................................... 16,070   12,009
    Asciano Group, Ltd................................................ 10,297   46,719
    ASX, Ltd..........................................................  1,133   37,043
    Atlas Iron, Ltd...................................................  9,276   16,619
    Ausdrill, Ltd.....................................................  3,727   12,980
    Australia & New Zealand Banking Group, Ltd........................ 11,146  274,071
   *Australian Agricultural Co., Ltd..................................  5,906    6,833
    Australian Infrastructure Fund.................................... 11,625   31,516
    Automotive Holdings Group NL......................................  6,747   18,282
    AWE, Ltd.......................................................... 11,677   18,011
   #Bank of Queensland, Ltd...........................................  7,352   58,763
   #Beach Energy, Ltd................................................. 19,725   22,609
    Bendigo and Adelaide Bank, Ltd....................................  5,084   43,612
   #BHP Billiton, Ltd. Sponsored ADR..................................  2,200  145,948
   #Billabong International, Ltd......................................  9,470   13,360
   *BlueScope Steel, Ltd.............................................. 45,896   12,677
   #Boral, Ltd........................................................ 16,713   58,725
    Bradken, Ltd......................................................  1,584    8,231
    Brambles, Ltd.....................................................  2,871   18,743
    Brickworks, Ltd...................................................  1,710   18,127
    Cabcharge Australia, Ltd..........................................  1,019    5,979
    Caltex Australia, Ltd.............................................  3,088   45,712
    Campbell Brothers, Ltd............................................    595   29,120
    Challenger, Ltd...................................................  9,885   34,628
    Coca-Cola Amatil, Ltd.............................................  3,099   45,260
    Commonwealth Bank of Australia NL.................................  3,519  211,861
    Computershare, Ltd................................................  2,217   17,786
    Credit Corp. Group, Ltd...........................................  1,551   10,558
   #CSR, Ltd.......................................................... 16,074   20,948
   *Dart Energy, Ltd..................................................  1,696      265
   #David Jones, Ltd..................................................  7,232   18,442
   *Downer EDI, Ltd...................................................  7,785   24,654
    DUET Group........................................................ 18,845   41,084
    DuluxGroup, Ltd...................................................  2,763    8,899
  #*Elders, Ltd.......................................................  9,306    2,238
   *Energy World Corp., Ltd........................................... 12,801    6,353
    Envestra, Ltd..................................................... 35,078   31,581
   #Fairfax Media, Ltd................................................ 54,103   29,655
   #FKP Property Group, Ltd........................................... 14,216    5,574
    Flight Centre, Ltd................................................    646   14,355
   #Goodman Fielder, Ltd.............................................. 62,636   31,848
   *GrainCorp, Ltd....................................................  2,702   26,028
   #GUD Holdings, Ltd.................................................  1,903   16,985
   #GWA Group, Ltd....................................................  5,833   12,853
   #Harvey Norman Holdings, Ltd....................................... 12,250   25,645
   *Hillgrove Resources, Ltd.......................................... 75,521    5,754
    Hills Holdings, Ltd...............................................  5,255    5,902
   #Iluka Resources, Ltd..............................................  2,000   19,752
    Incitec Pivot, Ltd................................................ 18,610   60,333

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
AUSTRALIA -- (Continued)
    Insurance Australia Group, Ltd.................................... 25,165 $ 99,236
    IOOF Holdings, Ltd................................................  2,294   14,988
   #Iress, Ltd........................................................  2,664   18,708
    James Hardie Industries SE Sponsored ADR..........................    600   26,208
   #JB Hi-Fi, Ltd.....................................................    833    7,706
   #Kingsgate Consolidated, Ltd.......................................    496    2,095
   #Leighton Holdings, Ltd............................................    404    7,218
    Lend Lease Group NL...............................................  6,437   54,446
    MacMahon Holdings, Ltd............................................ 23,515   14,813
    Macquarie Group, Ltd..............................................  3,881  100,980
    Melbourne IT, Ltd.................................................  5,334    9,966
  #*Metals X, Ltd.....................................................  2,482      312
    Metcash, Ltd......................................................  7,942   28,410
    Mincor Resources NL...............................................  4,393    2,943
   *Mineral Deposits, Ltd.............................................  3,452   16,399
    Monadelphous Group, Ltd...........................................  1,313   29,828
    Mount Gibson Iron, Ltd............................................  8,762    8,714
   *Murchison Metals, Ltd.............................................  4,058    2,058
   #Myer Holdings, Ltd................................................  9,820   18,824
    National Australia Bank, Ltd...................................... 10,974  286,334
   #Navitas, Ltd......................................................  5,275   21,443
   *Newcrest Mining, Ltd..............................................  1,601   39,153
    Nufarm, Ltd.......................................................  5,093   29,058
    Oil Search, Ltd...................................................  2,655   19,376
    Orica, Ltd........................................................  1,594   41,453
    Origin Energy, Ltd................................................  8,420  103,930
    OZ Minerals, Ltd..................................................  2,017   15,901
    Pacific Brands, Ltd............................................... 16,041    8,729
  #*Paladin Energy, Ltd...............................................  5,796    7,020
    Panoramic Resources, Ltd..........................................  3,668    2,271
   #Peet, Ltd.........................................................  6,007    4,158
   *Perilya, Ltd...................................................... 55,058   14,678
    Perpetual Trustees Australia, Ltd.................................    334    8,333
    PMP, Ltd.......................................................... 15,111    5,239
    Premier Investments, Ltd..........................................  1,327    6,801
   *Prime Aet&D Holdings No.1, Ltd....................................      1       --
    Programmed Maintenance Service, Ltd...............................  6,629   14,880
   *Qantas Airways, Ltd............................................... 25,039   29,821
    QBE Insurance Group, Ltd..........................................  2,126   31,204
   *Ramelius Resources, Ltd........................................... 23,490   12,225
    RCR Tomlinson, Ltd................................................  7,109   12,422
    Reece Australia, Ltd..............................................    772   14,621
    Rio Tinto, Ltd....................................................  1,280   70,882
   *Roc Oil Co., Ltd.................................................. 10,705    3,116
   #SAI Global, Ltd...................................................  5,683   26,650
   #Salmat, Ltd.......................................................  4,935   11,655
    Santos, Ltd.......................................................  7,058   79,199
   #Seek, Ltd.........................................................    819    5,205
   *Seven Group Holdings, Ltd.........................................  3,972   30,063
   *Seven West Media, Ltd.............................................  2,372    3,850
   *Silex System, Ltd.................................................  1,790    7,215
   #Sims Metal Management, Ltd........................................  4,273   37,271
    Southern Cross Media Group, Ltd................................... 18,980   23,382
    Spark Infrastructure Group, Ltd...................................  8,923   15,253
  #*St. Barbara, Ltd..................................................  2,817    4,091
   *Straits Resources, Ltd............................................  6,014      722
    Suncorp Group, Ltd................................................ 12,672  112,395
   *Sunland Group, Ltd................................................  7,830    7,233
    Telstra Corp., Ltd................................................  7,576   31,817
   #Ten Network Holdings, Ltd......................................... 11,098    5,508
    Toll Holdings, Ltd................................................ 12,022   50,501

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
AUSTRALIA -- (Continued)
    Transfield Services, Ltd.......................................... 16,892 $   32,567
    Transurban Group, Ltd.............................................  5,036     32,350
    UGL, Ltd..........................................................  2,473     33,744
    Village Roadshow, Ltd.............................................  4,000     13,210
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 46,180     19,553
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 46,180        243
    Washington H. Soul Pattinson & Co., Ltd...........................  2,825     38,984
    Wesfarmers, Ltd...................................................  5,008    170,917
    Westpac Banking Corp..............................................  5,582    135,391
    Westpac Banking Corp. Sponsored ADR...............................  1,800    217,584
    Whitehaven Coal, Ltd..............................................  1,338      5,123
    WHK Group, Ltd....................................................  9,975      9,326
    Woodside Petroleum, Ltd...........................................    671     23,665
    Woolworths, Ltd...................................................  1,333     39,940
    WorleyParsons, Ltd................................................    511     13,936
                                                                              ----------
TOTAL AUSTRALIA.......................................................         4,420,124
                                                                              ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................................    195     21,814
    Andritz AG........................................................    668     36,517
   *A-TEC Industries AG...............................................    464         --
   *Erste Group Bank AG...............................................  2,853     51,549
   *Immofinanz AG.....................................................  2,759      9,021
   #Oesterreichischen Post AG.........................................    380     12,107
    OMV AG............................................................  1,301     40,821
    Raiffeisen Bank International AG..................................    581     19,122
    RHI AG............................................................    422      9,320
    Schoeller-Bleckmann Oilfield Equipment AG.........................    121     10,161
    Telekom Austria AG................................................  2,696     24,517
    Verbund AG........................................................    290      5,547
    Vienna Insurance Group AG Wiener Versicherung Gruppe..............    762     29,641
   #Voestalpine AG....................................................    975     26,481
    Wienerberger AG...................................................  1,876     15,772
   #Zumtobel AG.......................................................    642      6,882
                                                                              ----------
TOTAL AUSTRIA.........................................................           319,272
                                                                              ----------
BELGIUM -- (0.7%)
    Ackermans & van Haaren NV.........................................    459     35,080
    Ageas............................................................. 36,845     73,076
    Banque Nationale de Belgique......................................      6     16,141
    Barco NV..........................................................    411     23,570
   #Bekaert NV........................................................    568     14,648
    Belgacom SA.......................................................    497     14,300
    Compagnie d'Entreprises SA........................................    220     11,456
    Compagnie Maritime Belge SA.......................................    293      6,120
   #Delhaize Group SA Sponsored ADR...................................  1,100     39,435
  #*Dexia SA..........................................................  9,412      2,543
    D'ieteren SA......................................................    477     19,800
   #Elia System Operator SA...........................................    591     23,488
   *Euronav SA........................................................    852      5,440
    EVS Broadcast Equipment SA........................................    132      6,221
    Exmar NV..........................................................    649      4,599
    KBC Groep NV......................................................  1,299     27,133
    Kinepolis Group NV................................................    280     24,085
    Mobistar SA.......................................................    266      8,201
   #Nyrstar NV........................................................  1,426      6,832
    Sipef NV..........................................................     98      7,524
    Solvay SA.........................................................    381     39,558
    Telenet Group Holding NV..........................................    699     30,786
    Tessenderlo Chemie NV.............................................    999     26,159

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
BELGIUM -- (Continued)
    Umicore SA........................................................    581 $ 25,708
                                                                              --------
TOTAL BELGIUM.........................................................         491,903
                                                                              --------
CANADA -- (10.7%)
   *Absolute Software Corp............................................    500    2,488
   *Advantage Oil & Gas, Ltd..........................................    500    1,959
    Aecon Group, Inc..................................................    700    8,404
    AGF Management, Ltd. Class B......................................    962   11,415
    Agnico-Eagle Mines, Ltd...........................................    802   35,196
    Agrium, Inc.......................................................  1,300  123,655
    Aimia, Inc........................................................  5,560   73,960
    Alamos Gold, Inc..................................................  1,800   28,216
   *Alexco Resource Corp..............................................  3,400   14,002
    Algonquin Power & Utilities Corp..................................  3,600   23,692
    Alimentation Couche-Taro, Inc. Class B............................    800   37,892
    AltaGas, Ltd......................................................    800   24,889
    Amerigo Resources, Ltd............................................  6,500    3,630
   *Angle Energy, Inc.................................................  2,180    8,000
   *Antrim Energy, Inc................................................  3,100    1,947
   #ARC Resources, Ltd................................................  1,900   47,422
   *Argonaut Gold, Inc................................................    172    1,425
    Astral Media, Inc. Class A........................................    900   44,136
    Atco, Ltd. Class I................................................    400   29,396
   *AuRico Gold, Inc..................................................  2,609   16,936
   *Ballard Power Systems, Inc........................................  2,600    2,696
   #Bank of Montreal..................................................  3,935  225,384
    Bank of Nova Scotia...............................................  4,072  212,563
    Barrick Gold Corp.................................................  2,100   69,124
   #Baytex Energy Corp................................................    400   16,585
   #BCE, Inc..........................................................    118    5,022
   #Bell Aliant, Inc..................................................    700   17,415
   *Bellatrix Exploration, Ltd........................................    986    3,549
  #*Birchcliff Energy, Ltd............................................    900    6,255
   *BlackPearl Resources, Inc.........................................  5,400   16,262
   #Bombardier, Inc. Class B..........................................  7,800   28,078
   #Bonavista Energy Corp.............................................    671   12,198
   #Brookfield Asset Management, Inc. Class A.........................  1,400   47,493
   #Brookfield Office Properties, Inc.................................  1,200   20,522
    CAE, Inc..........................................................  3,740   37,704
    Calfrac Well Services, Ltd........................................    300    7,090
    Cameco Corp.......................................................  3,700   77,479
    Canaccord Financial, Inc. (B01R1T5)...............................  1,100    5,046
    Canaccord Financial, Inc. (BoBV8K7)...............................    569    2,665
    Canada Bread Co., Ltd.............................................    400   17,251
    Canadian Imperial Bank of Commerce................................  1,527  111,687
   #Canadian National Railway Co., Ltd................................    600   52,931
    Canadian National Resources, Ltd..................................  4,200  114,544
   #Canadian Oil Sands, Ltd...........................................    640   12,878
    Canadian Pacific Railway, Ltd.....................................    800   65,023
   #Canadian Tire Corp. Class A.......................................    900   59,509
    Canadian Utilities, Ltd. Class A..................................    300   20,940
   #Canadian Western Bank.............................................  1,200   31,434
   *Canam Group, Inc. Class A.........................................  1,300    5,963
  #*Canfor Corp.......................................................    830    9,808
    Capital Power Corp................................................    200    4,292
    Cascades, Inc.....................................................  2,400   11,392
   *Catalyst Paper Corp............................................... 11,600       17
    CCL Industries, Inc. Class B......................................    700   24,186
   *Celestica, Inc....................................................  5,200   39,615
   *Celtic Exploration, Ltd...........................................  1,400   24,444
    Cenovus Energy, Inc...............................................  1,090   33,314

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
   *CGI Group, Inc. Class A...........................................    900 $ 21,207
   *Chinook Energy, Inc...............................................     61       96
    CI Financial Corp.................................................    600   13,348
   #Cineplex, Inc.....................................................    300    8,974
   *Clarke, Inc.......................................................  1,100    4,289
    Cogeco Cable, Inc.................................................    200    7,215
  #*Compton Petroleum Corp............................................      7        9
   *Connacher Oil & Gas, Ltd..........................................  5,200    2,515
  #*Corridor Resources, Inc...........................................    500      419
   #Corus Entertainment, Inc. Class B.................................  1,500   33,938
   *Cott Corp.........................................................    300    2,543
   #Crescent Point Energy Corp........................................    500   19,873
   *Crew Energy, Inc..................................................  1,200    8,280
   *Crown Point Ventures, Ltd.........................................    601      240
    Davis & Henderson Corp............................................    584   10,628
   *Denison Mines Corp................................................  4,500    6,058
    Dollarama, Inc....................................................    350   21,813
    Dorel Industries, Inc. Class B....................................    500   13,910
   *DragonWave, Inc...................................................  1,657    3,800
  #*Dundee Precious Metals, Inc.......................................  2,800   21,806
   *Eastern Platinum, Ltd............................................. 16,800    3,267
    E-L Financial Corp., Ltd..........................................     34   13,731
    Eldorado Gold Corp................................................  3,104   33,583
    Emera, Inc........................................................    100    3,522
    Empire Co., Ltd. Class A..........................................    300   17,078
   #Enbridge Income Fund Holdings, Inc................................  1,000   23,254
    Enbridge, Inc.....................................................  1,248   51,060
   #Encana Corp.......................................................  3,890   86,656
    Enerflex, Ltd.....................................................    600    6,874
   *Energy Fuels, Inc.................................................  4,977    1,191
   #Enerplus Corp.....................................................  1,585   22,269
    Ensign Energy Services, Inc.......................................  2,800   41,238
    Equitable Group, Inc..............................................    500   13,205
  #*Etrion Corp.......................................................  1,369      473
   *Fairborne Energy, Ltd.............................................  1,000    1,845
    Fairfax Financial Holdings, Ltd...................................    200   75,285
    Finning International, Inc........................................    800   18,380
    First Capital Realty, Inc.........................................    100    1,852
    First Quantum Minerals, Ltd.......................................  2,105   38,223
   *FirstService Corp.................................................    400   10,702
   *Forsys Metals Corp................................................  4,100    3,516
   #Fortis, Inc.......................................................    900   30,100
    Genivar, Inc......................................................    300    6,465
    Genworth MI Canada, Inc...........................................    289    4,893
    George Weston, Ltd................................................    400   23,633
    Gildan Activewear, Inc............................................  1,409   39,733
    Goldcorp, Inc.....................................................  3,938  142,150
  #*Golden Star Resources, Ltd........................................  8,100    9,450
   *Gran Tierra Energy, Inc...........................................  2,679   12,262
    Granite Real Estate, Inc..........................................    606   21,633
  #*Great Basin Gold, Ltd.............................................  5,600    3,350
    Great-West Lifeco, Inc............................................  1,400   30,266
   *Guide Exploration, Ltd............................................  1,500    3,410
   *Hanfeng Evergreen, Inc............................................  1,400    2,583
   *Harry Winston Diamond Corp........................................    500    6,482
    Home Capital Group, Inc...........................................    400   18,092
    HudBay Minerals, Inc..............................................  2,300   19,426
    Husky Energy, Inc.................................................  1,600   39,743
    IAMGOLD Corp......................................................  2,605   29,093
    IGM Financial, Inc................................................    400   15,671
  #*Imax Corp.........................................................    200    4,431

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
   *Imperial Metals Corp..............................................  2,400 $ 20,127
    Imperial Oil, Ltd.................................................    600   25,703
    Industrial Alliance Insurance & Financial Services, Inc...........  2,200   49,030
    Inmet Mining Corp.................................................    700   27,844
    Intact Financial Corp.............................................    600   38,590
   *International Forest Products, Ltd. Class A.......................  2,000   10,370
  #*International Minerals Corp.......................................    500    2,593
  #*Ivanhoe Energy, Inc...............................................  3,900    2,528
  #*Ivanhoe Mines, Ltd................................................  1,725   14,535
  #*Jaguar Mining, Inc................................................  3,400    2,848
   #Just Energy Group, Inc............................................  2,100   23,244
    Killam Properties, Inc............................................  1,172   15,251
   *Kingsway Financial Services, Inc..................................    425      996
    Kinross Gold Corp.................................................  5,881   49,143
   *Kirkland Lake Gold, Inc...........................................    500    5,823
   *La Mancha Resources, Inc..........................................  1,000    3,430
  #*Labrador Iron Mines Holdings, Ltd.................................  4,500    9,244
    Laurentian Bank of Canada.........................................    400   18,966
   *Legacy Oil & Gas, Inc.............................................  2,637   17,013
    Leon's Furniture, Ltd.............................................    400    4,727
    Linamar Corp......................................................  1,500   30,229
    Loblaw Cos., Ltd..................................................  1,300   42,221
   *Lundin Mining Corp................................................  9,000   38,500
    MacDonald Dettweiler & Associates, Ltd............................    366   20,055
    Magna International, Inc..........................................  2,400   96,206
    Major Drilling Group International, Inc...........................    900    9,127
    Manitoba Telecom Services, Inc....................................    500   16,992
    Manulife Financial Corp........................................... 10,200  109,542
    Maple Leaf Foods, Inc.............................................  2,300   22,935
   *Martinrea International, Inc......................................  3,400   27,801
   *Maxim Power Corp..................................................  1,600    3,175
   *MEG Energy Corp...................................................    243    9,886
   *Mega Uranium, Ltd.................................................  1,500      322
   #Methanex Corp.....................................................  2,179   59,817
   #Metro, Inc........................................................  1,000   55,492
    Morneau Shepell, Inc..............................................    111    1,365
    Mullen Group, Ltd.................................................    200    4,388
    National Bank of Canada...........................................  1,200   89,361
   *New Gold, Inc.....................................................  1,500   15,150
    Nexen, Inc........................................................  5,131  130,366
  #*Niko Resources, Ltd...............................................    200    3,432
   *Norbord, Inc......................................................    330    4,597
  #*North American Palladium, Ltd.....................................  2,000    3,370
   #Northland Power, Inc..............................................  1,200   22,101
   *Nuvista Energy, Ltd...............................................    600    2,704
   *OceanaGold Corp...................................................  6,600   13,886
  #*Open Range Energy Corp............................................  3,000    4,457
   *Open Text Corp....................................................    600   27,109
   #Pacific Rubiales Energy Corp......................................  1,900   42,988
    Pan American Silver Corp..........................................  1,530   22,903
   *Paramount Resources, Ltd. Class A.................................    600   16,166
    Pason Systems, Inc................................................    300    4,350
   #Pembina Pipeline Corp.............................................    300    8,017
   #Pengrowth Energy Corp.............................................  4,900   31,219
    Penn West Petroleum, Ltd..........................................  4,010   54,701
   #PetroBakken Energy, Ltd. Class A..................................  1,420   17,629
   *Petrobank Energy & Resources, Ltd.................................    500    5,808
   #Petrominerales, Ltd...............................................    681    6,302
   *Pilot Gold, Inc...................................................    333      319
   #Poseidon Concepts Corp............................................  2,652   36,758
    Potash Corp. of Saskatchewan, Inc.................................    900   39,846

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
   *Precision Drilling Corp...........................................  2,400 $ 19,098
    Progress Energy Resources Corp....................................  2,567   58,259
    Progressive Waste Solutions, Ltd..................................  1,163   23,310
   *Quebecor, Inc. Class B............................................  1,200   42,264
   *Ram Power Corp....................................................  9,500    2,226
    Reitmans Canada, Ltd. Class A.....................................    500    5,983
  #*Research In Motion, Ltd...........................................  3,458   24,758
    Rogers Communications, Inc. Class B...............................    600   23,519
    Rogers Sugar, Inc.................................................    100      637
    RONA, Inc.........................................................  3,000   40,385
    Royal Bank of Canada..............................................  5,951  304,893
   #Russel Metals, Inc................................................  1,700   43,718
   #Saputo, Inc.......................................................    800   34,087
    Savanna Energy Services Corp......................................  1,200    9,046
   *Secure Energy Services, Inc.......................................    840    7,019
   #SEMAFO, Inc.......................................................  4,000   12,604
    Shaw Communications, Inc. Class B.................................    700   13,664
    ShawCor, Ltd. Class A.............................................  1,000   35,309
    Sherritt International Corp.......................................  3,700   16,455
   *Shore Gold, Inc...................................................  5,600      977
   *Sierra Wireless, Inc..............................................    900    8,481
   *Silver Standard Resources, Inc....................................    400    5,109
    Silver Wheaton Corp...............................................  1,000   27,561
  #*Sino-Forest Corp..................................................  4,400       --
   #SNC-Lavalin Group, Inc............................................    600   23,669
   *Southern Pacific Resource Corp....................................    600      838
   *Sprott Resource Corp..............................................    700    2,778
    Sprott Resource Lending Corp......................................  7,300   10,191
   #Stantec, Inc......................................................    500   14,364
   #Student Transportation, Inc.......................................  1,627   10,205
    Suncor Energy, Inc................................................  8,501  259,900
   *SunOpta, Inc......................................................    300    1,585
    Talisman Energy, Inc..............................................  7,200   89,026
   *Taseko Mines, Ltd.................................................  4,300   10,891
   #Teck Resources, Ltd. Class B......................................  2,837   79,578
    Telus Corp........................................................    400   24,977
   #Telus Corp. Non-Voting............................................    505   30,974
   *Teranga Gold Corp.................................................  6,408   11,163
  #*Thompson Creek Metals Co., Inc....................................  1,300    3,630
   #Thomson Reuters Corp..............................................  2,357   66,843
    Tim Hortons, Inc..................................................    400   21,271
    TMX Group, Inc....................................................  1,100   54,295
   #Toromont Industries, Ltd..........................................    600   12,474
    Toronto Dominion Bank.............................................  4,400  346,261
    Torstar Corp. Class B.............................................    500    4,537
   #TransAlta Corp....................................................  2,300   35,893
   #TransCanada Corp..................................................  3,265  148,689
    Transcontinental, Inc. Class A....................................  1,600   15,508
    TransForce, Inc...................................................    100    1,773
   *TransGlobe Energy Corp............................................    400    3,845
   #Trican Well Service, Ltd..........................................  2,600   31,215
    Trinidad Drilling, Ltd............................................  2,300   13,348
   *UEX Corp..........................................................    300      200
    Uni-Select, Inc...................................................    300    8,230
  #*Uranium One, Inc..................................................  7,700   17,583
   #Veresen, Inc......................................................  1,400   17,967
   #Vermilion Energy, Inc.............................................    200    9,323
    Viterra, Inc......................................................  6,257  100,202
   *Wesdome Gold Mines, Ltd...........................................  8,700    7,461
    West Fraser Timber Co., Ltd.......................................    600   31,769
   *Whitecap Resources, Inc...........................................    764    5,333

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
    Wi-Lan, Inc.......................................................  2,661 $   13,506
    Winpak, Ltd.......................................................  1,142     17,878
    Yamana Gold, Inc..................................................  3,188     47,271
                                                                              ----------
TOTAL CANADA..........................................................         6,981,452
                                                                              ----------
DENMARK -- (0.6%)
    A.P. Moeller-Maersk A.S. Series A.................................      2     13,150
    A.P. Moeller-Maersk A.S. Series B.................................      8     55,352
   *Alm. Brand A.S....................................................  3,000      5,848
   *Auriga Industries A.S. Series B...................................    600      7,577
   *Bang & Olufsen Holdings A.S.......................................    670      6,644
   #D/S Norden A.S....................................................    792     19,392
   *Danske Bank A.S...................................................  4,726     70,058
    DSV A.S...........................................................    634     13,586
    East Asiatic Co., Ltd. A.S........................................    400      9,432
   *FLSmidth & Co. A.S................................................    581     34,897
   *Jyske Bank A.S....................................................  1,537     41,127
    NKT Holding A.S...................................................    350     11,073
    Novozymes A.S. Series B...........................................    750     18,438
  #*Pandora A.S.......................................................    434      4,154
    Ringkjoebing Landbobank A.S.......................................     78      9,233
    Rockwool International A.S. Series B..............................     60      5,265
    Schouw & Co. A.S..................................................    300      6,317
    SimCorp A.S.......................................................     60      9,769
    Solar Holdings A.S. Series B......................................    125      6,396
   *Spar Nord Bank A.S................................................  1,200      4,359
   *Sydbank A.S.......................................................  1,000     16,182
    TDC A.S...........................................................  2,679     18,168
   *Topdanmark A.S....................................................    155     26,275
   *Torm A.S. ADR.....................................................    500        295
    Tryg A.S..........................................................    193     10,941
  #*Vestas Wind Systems A.S...........................................    350      1,669
   *Vestjysk Bank A.S.................................................    250        684
                                                                              ----------
TOTAL DENMARK.........................................................           426,281
                                                                              ----------
FINLAND -- (1.4%)
    Ahlstrom Oyj......................................................    445      7,024
   #Alma Media Oyj....................................................  1,213      7,157
    Amer Sports Oyj...................................................  2,045     23,166
    Atria P.L.C.......................................................    595      3,658
   #Cargotec Oyj Series B.............................................    426      9,248
    Cramo Oyj.........................................................    564      6,705
    Elisa Oyj.........................................................  2,250     46,732
   *Finnair Oyj.......................................................  1,332      2,944
    Fiskars Oyj Abp...................................................    531      9,618
    Fortum Oyj........................................................  1,833     30,660
    Huhtamaki Oyj.....................................................  1,038     15,571
   #KCI Konecranes Oyj................................................    758     19,605
   #Kemira Oyj........................................................  1,641     20,539
    Kesko Oyj Series B................................................  1,560     40,284
    Kone Oyj Series B.................................................    669     41,434
    Lassila & Tikanoja Oyj............................................    596      7,308
  #*Mesta Board Oyj...................................................  1,433      3,667
    Metso Oyj Sponsored ADR...........................................    700     25,494
   #Neste Oil Oyj.....................................................  2,609     27,525
   #Nokia Oyj......................................................... 16,023     38,460
   #Nokia Oyj Sponsored ADR...........................................  5,300     12,773
    Nokian Renkaat Oyj................................................    403     16,047
  #*Outokumpu Oyj..................................................... 29,720     25,903
   #Pohjola Bank P.L.C. Series A......................................  2,735     31,706
   #Poyry Oyj.........................................................    726      3,272

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
FINLAND -- (Continued)
    Raisio P.L.C. Series V............................................  7,337 $ 22,343
    Ramirent Oyj......................................................  1,350   10,356
   #Rautaruukki Oyj Series K..........................................  1,270    8,264
   *Ruukki Group Oyj..................................................  3,453    2,126
    Sampo Oyj Series A................................................  3,883  102,838
   #Sanoma Oyj........................................................  2,100   18,024
    Stockmann Oyj Abp Series A........................................  1,273   23,186
   #Stockmann Oyj Abp Series B........................................    646   11,761
    Stora Enso Oyj Sponsored ADR......................................  9,200   52,072
   #Tieto Oyj.........................................................  1,055   17,559
    Tikkurila Oyj.....................................................    410    7,048
    UPM-Kymmene Oyj...................................................    724    7,734
   #UPM-Kymmene Oyj Sponsored ADR.....................................  7,100   75,473
   #Uponor Oyj Series A...............................................    782    8,082
    Vaisala Oyj Series A..............................................    214    3,917
    Wartsila OYJ Abp..................................................  1,126   33,716
    Yit Oyj...........................................................  1,551   27,758
                                                                              --------
TOTAL FINLAND.........................................................         908,757
                                                                              --------
FRANCE -- (6.2%)
    Accor SA..........................................................  1,049   34,811
    Aeroports de Paris SA.............................................    265   20,533
  #*Air France-KLM....................................................  4,185   22,225
    Air Liquide SA....................................................    518   57,943
  #*Alcatel-Lucent SA................................................. 15,019   16,576
   *Alcatel-Lucent SA Sponsored ADR...................................  4,700    5,170
    Alstom SA.........................................................    858   28,435
    Alten, Ltd........................................................    785   22,105
   *Altran Technologies SA............................................  3,293   15,359
    April SA..........................................................    199    2,838
    Arkema SA.........................................................    904   66,542
    Assystem..........................................................    430    7,873
    AtoS SA...........................................................    753   42,287
    AXA SA............................................................  3,022   36,717
    AXA SA Sponsored ADR..............................................  4,900   59,486
    BNP Paribas SA....................................................  5,385  198,921
    Bollore SA........................................................     75   16,701
    Bonduelle SCA.....................................................    293   25,044
    Bongrain SA.......................................................    259   15,098
   #Bourbon SA........................................................    771   20,369
    Bouygues SA.......................................................  2,119   53,368
    Cap Gemini SA.....................................................  1,381   50,392
    Carrefour SA......................................................  1,384   24,765
    Casino Guichard Perrachon SA......................................    525   44,028
    Cegid Group.......................................................    257    4,294
    Christian Dior SA.................................................     70    9,667
    Cie de Saint-Gobain SA............................................  2,596   78,174
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............  3,000   85,980
    Cie Generale des Etablissements Michelin SA Series B..............  1,772  120,402
    Ciments Francais SA...............................................    162    8,947
   *Club Mediterranee SA..............................................    316    5,164
   *CNP Assurances SA.................................................  1,607   16,929
   *Credit Agricole SA................................................  7,316   31,270
    Danone SA.........................................................    787   47,837
    Dassault Systemes SA..............................................    280   27,617
    Derichebourg SA...................................................  2,685    5,778
    Edenred SA........................................................    877   23,110
    Eiffage SA........................................................    799   21,123
    Electricite de France SA..........................................    694   14,377
    Esso SA Francaise.................................................     76    5,265
    Establissements Maurel et Prom SA.................................  1,811   27,789

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
FRANCE -- (Continued)
    Euler Hermes SA...................................................    509 $ 31,671
  #*Euro Disney SCA...................................................    810    3,973
    European Aeronautic Defence & Space Co. SA........................  1,762   63,228
    Eutelsat Communications SA........................................    458   13,828
   #Faurecia SA.......................................................    660   10,465
    France Telecom SA Sponsored ADR...................................  7,400   99,530
    GDF Suez SA.......................................................  6,192  138,176
    Gemalto NV........................................................  1,352  103,313
    Groupe Eurotunnel SA..............................................  8,534   60,626
    Groupe Steria SCA.................................................    727    9,263
   #Havas SA..........................................................  6,503   31,644
   #Hermes International SA...........................................    125   34,003
    Imerys SA.........................................................    535   26,931
    Ingenico SA.......................................................    449   24,013
   *Ipsos SA..........................................................    330    9,582
    JCDecaux SA.......................................................    360    7,268
    Lafarge SA........................................................    439   20,125
    Lafarge SA Sponsored ADR..........................................  5,400   61,938
   #Lagardere SCA.....................................................  2,488   67,101
    Legrand SA........................................................    952   30,500
    L'Oreal SA........................................................    377   45,203
    M6 Metropole Television SA........................................  1,252   17,350
    Manitou BF SA.....................................................    989   16,484
   *Maurel & Prom Nigeria SA..........................................  1,811    4,073
    Mersen SA.........................................................    561   14,186
    Natixis SA........................................................ 12,923   32,206
   #Neopost SA........................................................    479   27,273
    Nexans SA.........................................................    414   18,051
    Nexity SA.........................................................  1,096   26,019
    Norbert Dentressangle SA..........................................    187   11,496
    NRJ Group SA......................................................    928    5,637
  #*PagesJaunes Groupe SA.............................................  1,400    2,457
  #*Peugeot SA........................................................  1,738   13,479
    Pierre & Vacances SA..............................................    114    1,609
    Plastic Omnium SA.................................................  1,116   30,125
    PPR SA............................................................    616   92,103
    Publicis Groupe SA ADR............................................  2,600   32,292
    Rallye SA.........................................................    367   10,667
    Renault SA........................................................  1,887   82,297
    Rexel SA..........................................................  1,915   32,003
    Rubis SCA.........................................................    411   21,591
    SA des Ciments Vicat..............................................    188    7,912
    Safran SA.........................................................  1,095   37,055
    Saft Groupe SA....................................................    295    6,681
    Schneider Electric SA.............................................  1,614   91,002
    SCOR SE...........................................................  3,048   72,228
    SEB SA............................................................    276   18,294
    Sechilienne SA....................................................    191    2,439
   *Sequana SA........................................................  1,314    2,471
    Societe BIC SA....................................................    279   28,282
    Societe d'Edition de Canal Plus SA................................    972    5,492
   *Societe Generale SA...............................................  5,872  129,249
    Societe Television Francaise 1 SA.................................  1,498   12,602
    Sodexo SA.........................................................    118    8,902
  #*Soitec SA.........................................................  1,246    3,414
    Somfy SA..........................................................     74   12,518
    Stef SA...........................................................    282   12,682
    STMicroelectronics NV.............................................  2,176   11,674
    STMicroelectronics NV ADR.........................................  6,800   36,448
    Suez Environnement SA.............................................  1,699   18,652
  #*Technicolor SA....................................................  1,546    3,359

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
    Technip SA ADR....................................................  1,900 $   49,970
    Teleperformance SA................................................    805     19,797
    Thales SA.........................................................    513     16,042
    Total SA Sponsored ADR............................................  6,258    287,555
   *UbiSoft Entertainment SA..........................................  1,606     11,059
    Valeo SA..........................................................    790     33,845
    Vallourec SA......................................................    750     31,051
    Veolia Environnement SA ADR.......................................    635      7,226
   #Vilmorin & Cie SA.................................................    177     19,931
    Vinci SA..........................................................    956     40,484
    Vivendi SA........................................................  6,415    121,663
    Zodiac Aerospace SA...............................................    567     55,292
                                                                              ----------
TOTAL FRANCE..........................................................         4,020,359
                                                                              ----------
GERMANY -- (5.3%)
   *Aareal Bank AG....................................................    765     12,612
    Adidas-Salomon AG.................................................    795     59,627
    Aixtron SE Sponsored ADR..........................................    300      3,945
    Allianz SE........................................................  2,476    245,641
    Aurubis AG........................................................    881     44,933
   #Axel Springer AG..................................................    675     30,130
    BASF SE...........................................................  1,274     93,008
   #Bauer AG..........................................................    343      7,993
    Bayerische Motoren Werke AG.......................................  1,632    121,459
    Bechtle AG........................................................    202      7,684
    Beiersdorf AG.....................................................    364     24,106
    Bilfinger Berger SE...............................................    761     62,378
    Brenntag AG.......................................................    109     11,938
    Comdirect Bank AG.................................................  1,445     12,915
   *Commerzbank AG.................................................... 24,216     37,527
   *Constantin Medien AG..............................................  1,864      3,358
    Continental AG....................................................    461     41,682
    Daimler AG........................................................  4,466    222,521
    Deutsche Bank AG (5750355)........................................    462     14,027
    Deutsche Bank AG (D18190898)......................................  4,600    139,564
    Deutsche Boerse AG................................................    826     41,092
    Deutsche Lufthansa AG.............................................  2,937     36,918
    Deutsche Post AG..................................................  5,606    100,646
    Deutsche Telekom AG............................................... 15,245    171,842
    Deutsche Wohnen AG................................................    840     13,991
   *Deutz AG..........................................................  2,362      8,783
    Douglas Holding AG................................................    434     18,100
    E.ON AG...........................................................    720     15,323
    E.ON AG Sponsored ADR.............................................  8,830    188,256
    ElreingKlinger AG.................................................    969     26,807
    Fielmann AG.......................................................    139     12,445
    Fraport AG........................................................    799     45,249
   #Freenet AG........................................................  1,764     25,814
    Fuchs Petrolub AG.................................................    215     10,798
    GEA Group AG......................................................    911     24,519
    GFK SE............................................................    703     32,993
    Gildemeister AG...................................................    470      7,089
    Grenkeleasing AG..................................................    247     14,713
    Hannover Rueckversicherung AG.....................................    675     40,334
  #*Heidelberger Druckmaschinen AG....................................  4,410      5,630
   #Heidelberger Zement AG............................................  1,211     56,113
    Henkel AG & Co. KGaA..............................................    615     36,331
   *Hochtief AG.......................................................    402     19,075
    Indus Holding AG..................................................    565     13,221
    Infineon Technologies AG ADR......................................  4,980     36,105
  #*IVG Immobilien AG.................................................  4,240      9,803

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
GERMANY -- (Continued)
    Jenoptik AG.......................................................    847 $    5,713
    K+S AG............................................................    518     25,555
   *Kabel Deutschland Holding AG......................................    599     37,481
  #*Kloeckner & Co. SE................................................  2,316     20,088
    Kontron AG........................................................  1,112      5,433
    Krones AG.........................................................    594     27,737
  #*Kuka AG...........................................................    521     11,809
    KWS Saat AG.......................................................     62     16,893
    Lanxess AG........................................................    735     50,958
    Leoni AG..........................................................    483     17,888
    Linde AG..........................................................    393     58,451
    MAN SE............................................................    252     23,571
    Metro AG..........................................................    663     18,232
    MLP AG............................................................    505      2,718
    MTU Aero Engines Holding AG.......................................    322     24,161
    Munchener Rueckversicherungs-Gesellschaft AG......................  1,116    158,129
    MVV Energie AG....................................................    213      5,767
  #*Nordex SE.........................................................    312      1,167
  #*Praktiker AG......................................................  3,222      5,198
    Puma SE...........................................................     28      7,838
    Rational AG.......................................................     59     13,483
    Rheinmetall AG....................................................    925     46,143
    RWE AG............................................................  2,212     86,844
    Salzgitter AG.....................................................    919     33,412
   #SAP AG Sponsored ADR..............................................  1,200     76,032
   #SGL Carbon SE.....................................................    525     21,241
    Siemens AG........................................................  1,956    165,750
  #*Singulus Technologies AG..........................................  2,333      5,885
  #*Sky Deutschland AG................................................  6,216     18,951
   #Solarworld AG.....................................................    399        582
    Suedzucker AG.....................................................    686     23,635
    Symrise AG........................................................  1,144     35,906
   #TAG Immobilien AG.................................................    756      7,277
    ThyssenKrupp AG...................................................  3,676     67,390
  #*TUI AG............................................................  4,500     29,010
    United Internet AG................................................  1,164     20,573
    Volkswagen AG.....................................................    192     30,521
    Vossloh AG........................................................     60      5,284
   #Wacker Chemie AG..................................................     83      5,400
    Wincor Nixdorf AG.................................................    382     14,510
                                                                              ----------
TOTAL GERMANY.........................................................         3,441,654
                                                                              ----------
GREECE -- (0.3%)
   *Alpha Bank A.E....................................................  8,245     12,209
    Bank of Greece S.A................................................    518      6,668
   *Coca-Cola Hellenic Bottling Co. S.A...............................     60      1,051
   *Coca-Cola Hellenic Bottling Co. S.A. ADR..........................    750     12,810
   *EFG Eurobank Ergasias S.A.........................................  8,392      6,939
    Ellaktor S.A......................................................  4,143      5,296
    EYDAP Athens Water Supply & Sewage Co. S.A........................    690      2,388
   *Folli Follie Group S.A............................................    300      1,886
   *Fourlis Holdings S.A..............................................    501        523
    Frigoglass S.A....................................................    702      3,015
    GEK Terna S.A.....................................................  1,957      2,073
   *Geniki Bank S.A...................................................    535         77
   *Halkor S.A........................................................  3,691      1,731
    Hellenic Exchanges S.A............................................    626      1,907
    Hellenic Petroleum S.A............................................  3,652     23,880
   *Hellenic Telecommunication Organization Co. S.A...................  1,098      2,717
    JUMBO S.A.........................................................    839      3,128
   *Marfin Investment Group Holdings S.A.............................. 22,347      4,977

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
GREECE -- (Continued)
    Metka S.A.........................................................     797 $  5,937
   *Michaniki S.A.....................................................   2,081      432
    Motor Oil (Hellas) Corinth Refineries S.A.........................     491    2,898
   *Mytilineos Holdings S.A...........................................   3,029    7,874
   *National Bank of Greece S.A.......................................   1,443    2,246
  #*National Bank of Greece S.A. ADR..................................   5,116    8,186
   *Nirefs Acquaculture S.A...........................................   2,998    1,098
   *Piraeus Bank S.A..................................................  28,240    7,686
   *Proton Bank S.A...................................................   2,311       --
    Public Power Corp. S.A............................................     802    2,116
   *Sidenor Steel Products Manufacturing Co. S.A......................   2,131    1,451
   *T Bank S.A........................................................   8,910       --
   *Titan Cement Co. S.A..............................................   1,951   31,152
   *TT Hellenic Postbank S.A..........................................   3,006    1,023
   *Viohalco Hellenic Copper and Aluminum Industry S.A................   1,602    4,307
                                                                               --------
TOTAL GREECE..........................................................          169,681
                                                                               --------
HONG KONG -- (2.3%)
    Allied Properties (H.K.), Ltd.....................................  85,888   11,044
    Associated International Hotels, Ltd..............................   6,000   12,743
    Bank of East Asia, Ltd............................................   6,464   22,452
    Cafe de Coral Holdings, Ltd.......................................  10,000   28,685
    Cathay Pacific Airways, Ltd.......................................  12,000   19,762
    Century City International Holdings, Ltd.......................... 110,000    7,181
    Cheung Kong Holdings, Ltd.........................................   8,000  104,566
    Cheung Kong Infrastructure Holdings, Ltd..........................   2,000   12,053
   *China Billion Resources, Ltd...................................... 112,480       --
   *China Energy Development Holdings, Ltd............................ 176,000    2,214
    Chong Hing Bank, Ltd..............................................   8,000   12,753
    Chow Sang Sang Holdings International, Ltd........................   5,000   10,166
    Chuang's Consortium International, Ltd............................  93,642    9,973
    CLP Holdings, Ltd.................................................   5,000   43,207
    Dah Sing Financial Holdings, Ltd..................................   4,050   12,895
  #*Esprit Holdings, Ltd..............................................   2,500    3,003
    Far East Consortium International, Ltd............................  37,000    6,705
    First Pacific Co., Ltd............................................  33,600   37,782
  #*Foxconn International Holdings, Ltd...............................   8,000    2,383
    Get Nice Holdings, Ltd............................................ 176,000    7,234
   #Giordano International, Ltd.......................................  20,000   13,899
   *Goldin Properties Holdings, Ltd...................................  24,000   13,866
   *G-Resources Group, Ltd............................................ 114,000    6,652
    Guangnan Holdings, Ltd............................................  40,000    4,569
    Hang Lung Group, Ltd..............................................   8,000   53,131
    Hang Lung Properties, Ltd.........................................  11,000   38,864
   #Hang Seng Bank, Ltd...............................................   1,400   19,405
    Henderson Land Development Co., Ltd...............................  10,060   58,301
    Hong Kong & China Gas Co., Ltd....................................   2,200    5,078
    Hong Kong & Shanghai Hotels, Ltd..................................  11,096   14,054
    Hong Kong Exchanges & Clearing, Ltd...............................   2,400   32,021
    Hopewell Holdings, Ltd............................................  10,500   30,381
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............  15,000    7,273
    Johnson Electric Holdings, Ltd....................................  37,500   21,909
    Kerry Properties, Ltd.............................................   5,500   25,041
    Kowloon Development Co., Ltd......................................  10,000    9,736
    Li & Fung, Ltd....................................................   2,000    3,923
    Lifestyle International Holdings, Ltd.............................   4,500   10,246
   *Mongolia Energy Corp., Ltd........................................  25,000      976
    MTR Corp..........................................................  10,553   36,910
   *New Times Energy Corp., Ltd.......................................  35,700    3,650
    New World Development Co., Ltd....................................  26,889   34,157
    NWS Holdings, Ltd.................................................  21,649   33,007

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd................................  6,000 $   33,868
    Pacific Basin Shipping, Ltd....................................... 14,000      6,138
    PCCW, Ltd......................................................... 34,000     13,324
    Pico Far East Holdings, Ltd....................................... 56,000     12,230
    Power Assets Holdings, Ltd........................................  3,500     27,444
    Regal Hotels International Holdings, Ltd.......................... 24,600      9,526
    Shangri-La Asia, Ltd.............................................. 17,500     34,365
    Shun Tak Holdings, Ltd............................................ 27,500      9,530
    Singamas Container Holdings, Ltd.................................. 42,000      8,694
    Sino Land Co., Ltd................................................ 30,800     52,255
    SmarTone Telecommunications Holdings, Ltd......................... 21,000     44,152
    Sun Hung Kai & Co., Ltd........................................... 32,619     15,687
    Sun Hung Kai Properties, Ltd......................................  9,000    111,564
   *Superb Summit International Timber Co., Ltd....................... 71,000        766
    Tai Cheung Holdings, Ltd.......................................... 23,000     15,949
    Techtronic Industries Co., Ltd.................................... 31,000     41,699
    Television Broadcasts, Ltd........................................  4,000     28,537
    Transport International Holdings, Ltd.............................  4,000      7,800
    Varitronix International, Ltd..................................... 17,000      5,634
    Victory City International Holdings, Ltd.......................... 14,000      1,348
    VTech Holdings, Ltd...............................................  2,200     25,760
    Wharf Holdings, Ltd............................................... 14,625     83,845
    Wheelock & Co., Ltd............................................... 13,000     50,642
    Wing Hang Bank, Ltd...............................................  2,000     18,239
    Yue Yuen Industrial Holdings, Ltd.................................  9,500     28,621
                                                                              ----------
TOTAL HONG KONG.......................................................         1,531,467
                                                                              ----------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C............................................  4,388      5,861
    CRH P.L.C.........................................................  3,628     66,424
    CRH P.L.C. Sponsored ADR..........................................  3,300     60,324
    DCC P.L.C.........................................................  1,532     38,055
    Dragon Oil P.L.C..................................................  4,125     36,922
    Glanbia P.L.C.....................................................    263      1,974
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................  1,591        197
    Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)..    330      1,848
   *Independent News & Media P.L.C....................................  1,139        287
    Kerry Group P.L.C. Series A (0490656).............................    667     30,308
    Kerry Group P.L.C. Series A (4519579).............................    286     13,013
    Kingspan Group P.L.C. (0492793)...................................  1,183      9,445
    Kingspan Group P.L.C. (4491235)...................................  1,108      8,865
                                                                              ----------
TOTAL IRELAND.........................................................           273,523
                                                                              ----------
ISRAEL -- (0.3%)
   *Africa Israel Investments, Ltd....................................  1,269      3,214
   *AudioCodes, Ltd...................................................    614        957
    Azrieli Group, Ltd................................................    230      4,912
    Bank Hapoalim B.M.................................................  9,177     26,592
   *Bank Leumi Le-Israel B.M..........................................  9,300     20,968
    Bezeq Israeli Telecommunication Corp., Ltd........................  5,997      6,033
    Elbit Systems, Ltd................................................    230      7,437
    Israel Chemicals, Ltd.............................................  1,084     12,833
   *Israel Discount Bank, Ltd. Series A............................... 20,541     19,157
    Ituran Location & Control, Ltd....................................    538      5,992
   *Kardan Yazamut, Ltd...............................................  1,340        173
   *Mellanox Technologies, Ltd........................................    437     46,849
   *Menorah Mivtachim Holdings, Ltd...................................    894      4,811
    Migdal Insurance & Financial Holding, Ltd.........................  7,718      7,126
   *Mizrahi Tefahot Bank, Ltd.........................................  2,222     16,659
   *NICE Systems, Ltd. Sponsored ADR..................................    263      9,468
   *Oil Refineries, Ltd...............................................  6,074      2,793

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
ISRAEL -- (Continued)
    Paz Oil Co., Ltd..................................................     43 $  4,490
   *Phoenix Holdings, Ltd. (The)......................................  1,952    2,912
   *Retalix, Ltd......................................................    963   20,183
   *Union Bank of Israel, Ltd.........................................  1,193    3,060
                                                                              --------
TOTAL ISRAEL..........................................................         226,619
                                                                              --------
ITALY -- (2.0%)
   #A2A SpA...........................................................  7,105    2,970
    ACEA SpA..........................................................  1,354    7,230
   *Arnoldo Mondadori Editore SpA.....................................  1,773    1,988
    Assicurazioni Generali SpA........................................  3,345   41,900
    Atlantia SpA......................................................  1,964   25,778
    Autogrill SpA.....................................................  1,015    8,193
    Azimut Holding SpA................................................  1,386   13,209
  #*Banca Carige SpA.................................................. 17,321   13,194
  #*Banca Monte Dei Paschi di Siena SpA............................... 21,946    4,849
    Banca Piccolo Credito Valtellinese Scarl..........................  4,872    6,364
    Banca Popolare dell'Emilia Romagna Scarl..........................  2,335   10,149
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................  2,118    2,524
  #*Banca Popolare di Milano Scarl.................................... 75,800   34,703
    Banca Popolare di Sondrio Scarl...................................  4,779   26,287
   *Banco Popolare Scarl..............................................  9,475   11,034
    Brembo SpA........................................................  1,796   18,473
    Buzzi Unicem SpA..................................................  1,314   13,169
    C.I.R. SpA - Compagnie Industriali Riunite........................  7,131    7,174
    Cementir Holding SpA..............................................  2,563    4,254
    Credito Artigiano SpA.............................................  1,391    1,379
    Credito Emiliano SpA..............................................  1,807    6,115
    De Longhi SpA.....................................................  3,442   37,989
    Enel SpA.......................................................... 13,248   37,833
   #Eni SpA Sponsored ADR.............................................  3,700  152,588
    ERG SpA...........................................................  1,082    7,587
    Esprinet SpA......................................................  2,121    8,129
    Fiat Industrial SpA...............................................  2,621   25,679
   *Fiat SpA.......................................................... 12,367   60,603
   *Fiat SpA Sponsored ADR............................................  1,600    7,904
  #*Finmeccanica SpA..................................................  6,992   25,547
  #*Fondiaria-Sai SpA.................................................  4,807    5,893
   #Geox SpA..........................................................    852    1,959
    Gruppo Editoriale L'Espresso SpA..................................  3,978    3,111
    Hera SpA.......................................................... 14,415   17,625
    Immsi SpA.........................................................  4,196    2,295
   #Impregilo SpA..................................................... 10,237   38,538
    Interpump Group SpA...............................................  1,758   12,141
    Intesa Sanpaolo SpA............................................... 47,466   60,000
    Iren SpA..........................................................  8,189    2,879
   #Italcementi SpA...................................................  1,415    5,813
   *Italmobiliare SpA.................................................    246    3,264
    Luxottica Group SpA Sponsored ADR.................................    600   20,472
   #Mediaset SpA...................................................... 11,064   19,285
    Mediobanca SpA....................................................  6,902   23,732
   #Mediolanum SpA....................................................  2,157    7,126
   *Milano Assicurazioni SpA..........................................  5,810    1,923
    Parmalat SpA...................................................... 11,473   21,633
   #Piaggio & C. SpA..................................................  2,131    5,100
   #Pirelli & C. SpA..................................................  4,681   47,271
   *Prelios SpA.......................................................  7,505      916
   *Premafin Finanziaria SpA.......................................... 10,391    2,060
    Prysmian SpA......................................................  1,062   17,010
   *Safilo Group SpA..................................................  1,177    7,552
    Saipem SpA........................................................    800   36,767

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
ITALY -- (Continued)
   *Saras SpA.........................................................  5,737 $    6,294
    Snam SpA..........................................................  3,918     15,750
   *Societa Cattolica di Assicurazioni Scrl...........................    902     10,958
    Telecom Italia SpA Sponsored ADR..................................  8,020     65,122
    Tenaris SA ADR....................................................    331     12,671
    Terna Rete Elettrica Nazionale SpA................................  9,125     30,453
    Tod's SpA.........................................................    244     22,387
   *UniCredit SpA..................................................... 24,942     84,507
    Unione di Banche Italiane ScpA.................................... 11,423     33,083
  #*Unipol Gruppo Finanziario SpA.....................................  3,381      8,376
                                                                              ----------
TOTAL ITALY...........................................................         1,278,761
                                                                              ----------
JAPAN -- (20.2%)
    77 Bank, Ltd. (The)............................................... 10,000     37,638
    Adeka Corp........................................................  2,100     17,682
   *Aderans Co., Ltd..................................................  1,300     15,699
   #Aeon Co., Ltd.....................................................  4,300     51,775
    Ahresty Corp......................................................  2,300     15,521
    Aica Kogyo Co., Ltd...............................................  2,800     43,218
    Aichi Bank, Ltd. (The)............................................    200      9,904
    Aichi Steel Corp..................................................  4,000     15,149
    Aida Engineering, Ltd.............................................  4,000     23,750
    Aiphone Co., Ltd..................................................  1,300     25,143
    Air Water, Inc....................................................  2,000     24,054
    Akita Bank, Ltd. (The)............................................  5,000     13,660
    Alpha Systems, Inc................................................    480      6,166
    Alpine Electronics, Inc...........................................  1,300     13,646
    Alps Electric Co., Ltd............................................  2,800     16,675
    Amada Co., Ltd....................................................  8,000     42,069
    Amano Corp........................................................  1,700     13,622
    Anritsu Corp......................................................  2,000     24,719
    AOC Holdings, Inc.................................................  2,200      7,192
    AOKI Holdings, Inc................................................  1,100     24,454
    Aoyama Trading Co., Ltd...........................................    800     15,627
    Aozora Bank, Ltd.................................................. 14,000     32,076
    Arakawa Chemical Industries, Ltd..................................    900      7,450
    Ariake Japan Co., Ltd.............................................  1,000     21,444
    Asahi Diamond Industrial Co., Ltd.................................  1,000     11,509
    Asahi Glass Co., Ltd..............................................  2,000     11,742
    Asahi Kasei Corp..................................................  7,000     37,101
    Asatsu-DK, Inc....................................................    700     20,004
    Asics Corp........................................................  2,000     23,409
    Autobacs Seven Co., Ltd...........................................    800     39,375
    Awa Bank, Ltd. (The)..............................................  5,000     30,702
    Azbil Corp........................................................    800     16,181
    Bank of Iwate, Ltd. (The).........................................    400     16,810
    Bank of Kyoto, Ltd. (The).........................................  5,000     36,568
    Bank of Nagoya, Ltd. (The)........................................  4,000     12,087
    Bank of Okinawa, Ltd. (The).......................................    600     25,372
    Bank of the Ryukyus, Ltd..........................................  1,700     20,810
    Bank of Yokohama, Ltd. (The)...................................... 14,000     63,407
    Benesse Holdings, Inc.............................................    700     33,040
  #*Best Denki Co., Ltd...............................................  8,500     16,293
    Bookoff Corp......................................................  1,500     12,989
    Bridgestone Corp..................................................    900     20,272
    Calsonic Kansei Corp..............................................  6,000     29,237
    Canon Marketing Japan, Inc........................................  1,200     16,157
    Canon, Inc........................................................    194      6,478
    Canon, Inc. Sponsored ADR.........................................  1,800     60,210
   #Casio Computer Co., Ltd...........................................  6,200     40,752
    Central Glass Co., Ltd............................................  4,000     14,789

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Central Japan Railway Co., Ltd....................................      1 $ 8,262
    Chiba Bank, Ltd. (The)............................................ 11,000  64,078
   *Chiba Kogyo Bank, Ltd. (The)......................................  1,500   8,099
    Chiyoda Co., Ltd..................................................  1,100  26,427
    Chofu Seisakusho Co., Ltd.........................................    400   8,838
    Chubu Electric Power Co., Ltd.....................................  1,800  19,201
    Chudenko Corp.....................................................  1,000   9,442
    Chuetsu Pulp & Paper Co., Ltd.....................................  6,000  10,675
    Chugoku Bank, Ltd. (The)..........................................  3,000  38,201
    Chugoku Electric Power Co., Ltd. (The)............................  1,200  15,295
    Chugoku Marine Paints, Ltd........................................  2,000   9,770
    Chukyo Bank, Ltd. (The)...........................................  7,000  15,058
    Chuo Mitsui Trust Holdings, Inc................................... 10,940  31,247
    Citizen Holdings Co., Ltd.........................................  7,900  43,647
    CKD Corp..........................................................  2,200  13,759
    CMK Corp..........................................................  2,100   7,374
    Coca-Cola Central Japan Co., Ltd..................................  1,500  19,276
    Coca-Cola West Co., Ltd...........................................  1,500  25,671
    COMSYS Holdings Corp..............................................  2,000  24,928
    Cosmo Oil Co., Ltd................................................ 15,000  32,712
    Dai Nippon Printing Co., Ltd......................................  7,000  53,204
    Daicel Corp.......................................................  5,000  29,925
    Daido Steel Co., Ltd..............................................  5,000  28,209
  #*Daiei, Inc. (The).................................................  2,650   6,109
    Daifuku Co., Ltd..................................................  2,000  11,926
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................    400   8,049
    Daikin Industries, Ltd............................................    700  19,017
    Daikyo, Inc.......................................................  5,000  12,514
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........  4,000  16,103
    Dainippon Screen Manufacturing Co., Ltd...........................  3,000  20,040
    Daio Paper Corp...................................................  3,000  18,087
    Daisan Bank, Ltd. (The)...........................................  7,000  12,731
    Daishi Bank, Ltd. (The)...........................................  8,000  23,406
    Daiwa House Industry Co., Ltd.....................................  5,000  71,033
    Daiwa Securities Group, Inc.......................................  5,000  18,635
    Daiwabo Holdings Co., Ltd.........................................  8,000  14,337
    Denki Kogyo Co., Ltd..............................................  3,000  14,053
    Denso Corp........................................................  1,500  47,790
    Dentsu, Inc.......................................................    800  21,236
    Descente, Ltd.....................................................  3,000  18,736
    DIC Corp.......................................................... 10,000  17,203
   #Disco Corp........................................................    400  21,009
    Dowa Holdings Co., Ltd............................................  2,000  12,265
    Dunlop Sports Co., Ltd............................................  1,100  13,169
    eAccess, Ltd......................................................     18   3,286
    East Japan Railway Co., Ltd.......................................    600  38,380
   *Ebara Corp........................................................  6,000  22,543
    Edion Corp........................................................  1,800   8,672
    Ehime Bank, Ltd. (The)............................................  6,000  16,202
    Eighteenth Bank, Ltd. (The).......................................  8,000  20,149
    Electric Power Development Co., Ltd...............................    600  14,113
    Exedy Corp........................................................  1,000  19,935
    Ezaki Glico Co., Ltd..............................................  2,000  23,062
    FamilyMart Co., Ltd...............................................    600  28,394
    Felissimo Corp....................................................    400   5,606
    Foster Electric Co., Ltd..........................................    500   7,632
    Fuji Electric Co., Ltd............................................ 10,000  22,049
    Fuji Heavy Industries, Ltd........................................  5,000  37,062
    Fuji Oil Co., Ltd.................................................  2,600  32,784
   #Fuji Soft, Inc....................................................  1,100  17,029
    FUJIFILM Holdings Corp............................................  3,300  58,939

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Fujikura, Ltd.....................................................  7,000 $ 20,979
   *Fujitsu, Ltd......................................................  5,000   19,615
    Fukui Bank, Ltd. (The)............................................  7,000   15,500
    Fukuoka Financial Group, Inc...................................... 12,000   43,760
    Fukuyama Transporting Co., Ltd....................................  5,000   27,969
    Funai Electric Co., Ltd...........................................    500    6,385
   *Furukawa Co., Ltd.................................................  9,000    7,420
   *Futaba Industrial Co., Ltd........................................    900    4,196
    Geo Holdings Corp.................................................      9   10,007
    Glory, Ltd........................................................  1,000   20,692
    Godo Steel, Ltd...................................................  6,000   11,541
    Gunma Bank, Ltd. (The)............................................  4,000   19,447
    Gunze, Ltd........................................................  5,000   13,170
    H2O Retailing Corp................................................  4,000   41,084
    Hachijuni Bank, Ltd. (The)........................................  7,000   37,142
    Hakuhodo DY Holdings, Inc.........................................    670   44,121
    Hankyu Hanshin Holdings, Inc...................................... 15,000   80,335
    Hanwa Co., Ltd....................................................  4,000   14,274
   *Haseko Corp....................................................... 11,000    7,535
    Heiwado Co., Ltd..................................................  1,200   17,288
    Higashi-Nippon Bank, Ltd..........................................  6,000   13,072
    Higo Bank, Ltd. (The).............................................  5,000   26,332
    Hino Motors, Ltd..................................................  1,000    6,911
    Hirose Electric Co., Ltd..........................................    200   19,083
    Hiroshima Bank, Ltd. (The)........................................ 11,000   36,228
    Hitachi High-Technologies Corp....................................  1,400   34,846
    Hitachi Kokusai Electric, Inc.....................................  2,000   13,148
   #Hitachi Metals, Ltd...............................................  1,000   10,945
    Hitachi Transport System, Ltd.....................................  1,900   34,851
    Hitachi Zosen Corp................................................ 10,500   12,801
    Hitachi, Ltd. ADR.................................................    800   47,080
    Hokkaido Electric Power Co., Inc..................................  1,000    9,187
    Hokkan Holdings, Ltd..............................................  5,000   13,989
    Hokkoku Bank, Ltd. (The)..........................................  7,000   25,421
    Hokuetsu Bank, Ltd. (The).........................................  9,000   17,151
    Hokuhoku Financial Group, Inc..................................... 17,000   24,652
    Hokuriku Electric Power Co., Inc..................................  1,000   10,170
   #Honda Motor Co., Ltd. Sponsored ADR...............................  3,554  111,951
    Hosiden Corp......................................................  1,200    7,037
    House Foods Corp..................................................  1,900   31,685
    Hyakugo Bank, Ltd. (The)..........................................  4,000   16,746
    Hyakujishi Bank, Ltd. (The).......................................  8,000   29,364
   *Ibiden Co., Ltd...................................................    300    4,862
   *Ichikoh Industries, Ltd........................................... 12,000   19,666
    Ichiyoshi Securities Co., Ltd.....................................  2,200   10,719
    Idec Corp.........................................................  1,300   11,604
    Idemitsu Kosan Co., Ltd...........................................    400   33,506
    Imperial Hotel, Ltd...............................................    450   14,109
    Inaba Denki Sangyo Co., Ltd.......................................    600   17,247
    Inageya Co., Ltd..................................................  2,000   23,909
    Inpex Corp........................................................      6   33,338
   *Inui Steamship Co., Ltd...........................................  3,500    9,903
    Isetan Mitsukoshi Holdings, Ltd...................................  3,740   39,374
   *Ishihara Sangyo Kaisha, Ltd....................................... 13,000   10,384
    IT Holdings Corp..................................................  1,200   12,418
    Ito En, Ltd.......................................................  1,000   18,991
    ITOCHU Corp.......................................................  5,200   53,829
    Itochu Enex Co., Ltd..............................................  1,800    9,780
    Itochu Techno-Solutions Corp......................................    600   31,026
    Itoham Foods, Inc.................................................  5,000   20,870
    Iyo Bank, Ltd. (The)..............................................  2,000   15,404

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Izumi Co., Ltd....................................................  1,400 $28,169
    Izumiya Co., Ltd..................................................  3,000  14,916
    J. Front Retailing Co., Ltd.......................................  8,800  43,602
    Japan Airport Terminal Co., Ltd...................................  2,400  27,353
    Japan Digital Laboratory Co., Ltd.................................  1,600  17,623
    Japan Petroleum Exploration Co., Ltd..............................    300  11,246
    Japan Pulp & Paper Co., Ltd.......................................  5,000  16,692
    Japan Wool Textile Co., Ltd. (The)................................  3,000  20,174
    JFE Holdings, Inc.................................................  1,100  14,419
    J-Oil Mills, Inc..................................................  3,000   8,601
    Joshin Denki Co., Ltd.............................................  3,000  34,168
    Joyo Bank, Ltd. (The).............................................  7,000  31,192
    JSR Corp..........................................................    800  14,082
    JTEKT Corp........................................................  1,100   9,657
    Juroku Bank, Ltd..................................................  9,000  29,419
    JVC Kenwood Holdings, Inc.........................................  1,500   4,577
    JX Holdings, Inc..................................................  9,490  45,617
   #Kadokawa Group Holdings, Inc......................................    800  22,547
    Kaga Electronics Co., Ltd.........................................  1,200  12,376
    Kagome Co., Ltd...................................................  1,300  28,869
    Kagoshima Bank, Ltd. (The)........................................  3,000  18,037
    Kameda Seika Co., Ltd.............................................    700  17,663
    Kamigumi Co., Ltd.................................................  6,000  48,117
    Kanamoto Co., Ltd.................................................  3,000  33,970
    Kandenko Co., Ltd.................................................  4,000  18,875
    Kaneka Corp.......................................................  8,000  41,145
   *Kanematsu Corp.................................................... 12,000  14,121
    Kansai Electric Power Co., Inc....................................  1,200   9,002
    Kansai Paint Co., Ltd.............................................  1,000  10,438
    Kao Corp..........................................................  1,000  27,026
    Kawasaki Heavy Industries, Ltd....................................  5,000  11,872
  #*Kawasaki Kisen Kaisha, Ltd........................................  2,000   3,029
    KDDI Corp.........................................................      4  27,541
    Keihin Corp.......................................................  1,100  14,714
    Keikyu Corp.......................................................  4,000  37,320
    Keio Corp.........................................................  3,000  22,029
    Keisei Electric Railway Co., Ltd..................................  4,000  36,102
    Keiyo Bank, Ltd. (The)............................................  4,000  17,929
   *Kenedix, Inc......................................................     12   1,576
    Kewpie Corp.......................................................  2,200  32,522
   #Key Coffee, Inc...................................................  1,100  20,570
    Kikkoman Corp.....................................................  2,000  25,098
    Kinden Corp.......................................................  3,000  20,173
   #Kintetsu Corp.....................................................  7,000  27,780
    Kitz Corp.........................................................  3,000  11,917
    Kiyo Holdings, Inc................................................ 15,000  21,014
    Kobe Steel, Ltd................................................... 10,000   9,349
   #Kohnan Shoji Co., Ltd.............................................  1,300  15,504
    Kokuyo Co., Ltd...................................................  2,300  17,090
    Komatsu, Ltd......................................................  1,100  24,403
    Komori Corp.......................................................  1,000   6,000
    Konica Minolta Holdings, Inc......................................  5,500  38,782
    Kose Corp.........................................................    800  18,738
    Kubota Corp. Sponsored ADR........................................    500  23,560
    Kurabo Industries, Ltd............................................  8,000  13,639
    Kuraray Co., Ltd..................................................  2,600  30,432
    Kureha Corp.......................................................  5,000  20,425
    Kuroda Electric Co., Ltd..........................................  1,300  15,179
    Kyocera Corp. Sponsored ADR.......................................    900  71,838
   #Kyoritsu Maintenance Co., Ltd.....................................    900  19,444
    Kyowa Exeo Corp...................................................  2,000  20,525

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Lawson, Inc.......................................................    500 $ 35,913
   *Leopalace21 Corp..................................................  4,100   13,717
    Lintec Corp.......................................................  1,100   19,934
    Lion Corp.........................................................  4,000   22,163
    LIXIL Group Corp..................................................  2,100   43,889
    Mabuchi Motor Co., Ltd............................................    100    3,878
    Maeda Corp........................................................  5,000   23,920
    Maeda Road Construction Co., Ltd..................................  3,000   39,900
    Makino Milling Machine Co., Ltd...................................  2,000   10,169
    Makita Corp.......................................................    500   16,708
    Marubeni Corp.....................................................  6,000   40,023
    Maruha Nichiro Holdings, Inc...................................... 12,000   17,880
    Marui Group Co., Ltd..............................................  4,900   35,814
    Marusan Securities Co., Ltd.......................................  2,100    6,906
   #Maruwa Co., Ltd...................................................    800   22,714
    Max Co., Ltd......................................................  2,000   22,451
   *Mazda Motor Corp.................................................. 15,000   17,990
    Megmilk Snow Brand Co., Ltd.......................................  1,400   23,691
    Meitec Corp.......................................................    700   14,994
    Meito Sangyo Co., Ltd.............................................    600    8,010
    Michinoku Bank, Ltd. (The)........................................  7,000   13,871
    Mikuni Coca-Cola Bottling Co., Ltd................................  1,300   11,243
    Mimasu Semiconductor Industry Co., Ltd............................  2,000   15,562
    Minebea Co., Ltd..................................................  5,000   17,469
    Ministop Co., Ltd.................................................    800   13,997
   *Mirait Holdings Corp..............................................  2,000   14,498
    Misumi Group, Inc.................................................  1,200   29,069
    Mitsubishi Corp...................................................  4,600   91,028
    Mitsubishi Electric Corp..........................................  1,000    7,924
    Mitsubishi Estate Co., Ltd........................................  2,000   35,821
    Mitsubishi Heavy Industries, Ltd.................................. 13,598   54,905
    Mitsubishi Logistics Corp.........................................  3,000   31,680
    Mitsubishi Materials Corp.........................................  8,000   22,051
   *Mitsubishi Motors Corp............................................ 13,000   12,395
   *Mitsubishi Paper Mills, Ltd....................................... 10,000    8,388
    Mitsubishi UFJ Financial Group, Inc............................... 60,470  293,221
    Mitsuboshi Belting Co., Ltd.......................................  4,000   23,391
    Mitsui & Co., Ltd.................................................  3,100   45,777
    Mitsui & Co., Ltd. Sponsored ADR..................................    125   36,750
    Mitsui Chemicals, Inc.............................................  6,000   13,447
    Mitsui Fudosan Co., Ltd...........................................  2,000   38,535
   *Mitsui High-Tec, Inc..............................................  2,000    9,565
   *Mitsui Mining & Smelting Co., Ltd................................. 14,000   28,849
    Mitsui O.S.K. Lines, Ltd..........................................  7,000   21,126
    Mitsui Sugar Co., Ltd.............................................  3,000    9,921
    Mitsui-Soko Co., Ltd..............................................  4,000   13,591
    Mitsuuroko Holdings Co., Ltd......................................  2,900   19,257
    Miura Co., Ltd....................................................    700   17,642
    Miyazaki Bank, Ltd. (The).........................................  5,000   12,420
    Mizuho Financial Group, Inc....................................... 36,300   59,784
    Mizuno Corp.......................................................  4,000   20,743
    Modec, Inc........................................................    600   10,818
    Mori Seiki Co., Ltd...............................................  1,100    8,051
    Morinaga & Co., Ltd............................................... 10,000   22,952
    Morinaga Milk Industry Co., Ltd...................................  8,000   29,042
    Morita Holdings Corp..............................................  3,000   22,028
    MOS Food Services, Inc............................................  1,500   30,054
    MS&AD Insurance Group Holdings, Inc...............................  3,864   62,491
    Murata Manufacturing Co., Ltd.....................................    400   19,913
    Musashino Bank, Ltd...............................................  1,000   27,663
    Nagase & Co., Ltd.................................................  3,400   39,149

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Nagoya Railroad Co., Ltd..........................................  9,000 $24,345
    Namco Bandai Holdings, Inc........................................  2,500  35,904
    Nanto Bank, Ltd. (The)............................................  5,000  21,129
  #*NEC Corp.......................................................... 31,000  41,297
    Net One Systems Co., Ltd..........................................  1,400  19,844
    Neturen Co., Ltd..................................................  1,500  10,990
    NHK Spring Co., Ltd...............................................  2,000  20,952
    Nichicon Corp.....................................................  2,400  19,459
    Nichirei Corp.....................................................  6,000  30,430
    Nifco, Inc........................................................    900  19,993
    Nifty Corp........................................................      9  14,232
    Nihon Dempa Kogyo Co., Ltd........................................    400   4,779
    Nihon Nohyaku Co., Ltd............................................  1,000   4,388
    Nihon Parkerizing Co., Ltd........................................  2,000  28,082
    Nikon Corp........................................................  1,000  27,615
    Nintendo Co., Ltd.................................................    100  11,124
    Nippo Corp........................................................  3,000  35,754
    Nippon Beet Sugar Manufacturing Co., Ltd..........................  9,000  18,899
    Nippon Carbon Co., Ltd............................................  7,000  15,351
   *Nippon Chemi-Con Corp.............................................  3,000   6,697
    Nippon Express Co., Ltd........................................... 12,000  48,863
    Nippon Flour Mills Co., Ltd.......................................  6,000  26,391
    Nippon Gas Co., Ltd...............................................  1,100  14,359
    Nippon Konpo Unyu Soko Co., Ltd...................................  2,000  23,870
    Nippon Light Metal Co., Ltd....................................... 10,000  10,868
    Nippon Meat Packers, Inc..........................................  3,000  39,201
    Nippon Paint Co., Ltd.............................................  3,000  24,713
   #Nippon Paper Group, Inc...........................................  2,300  29,089
    Nippon Seiki Co., Ltd.............................................  1,000   9,809
   *Nippon Sheet Glass Co., Ltd....................................... 20,000  18,450
    Nippon Shokubai Co., Ltd..........................................  4,000  48,663
    Nippon Soda Co., Ltd..............................................  5,000  20,639
    Nippon Steel Corp................................................. 12,000  23,945
   #Nippon Suisan Kaisha, Ltd.........................................  5,500  12,675
    Nippon Telegraph & Telephone Corp. ADR............................  1,600  37,088
    Nippon Thompson Co., Ltd..........................................  3,000  12,891
   *Nippon Yakin Kogyo Co., Ltd.......................................  2,500   2,560
    Nishimatsu Construction Co., Ltd..................................  7,000  12,080
    Nishi-Nippon Bank, Ltd............................................ 11,000  24,046
    Nishi-Nippon Railroad Co., Ltd....................................  6,000  26,047
    Nissan Motor Co., Ltd.............................................  7,500  70,517
    Nissan Shatai Co., Ltd............................................  3,000  32,846
    Nisshin Oillio Group, Ltd. (The)..................................  5,000  19,759
    Nisshin Seifun Group, Inc.........................................  3,000  35,724
    Nisshin Steel Co., Ltd............................................ 21,000  23,107
    Nissin Foods Holdings Co., Ltd....................................    500  19,103
    Nissin Kogyo Co., Ltd.............................................  1,000  13,270
    Nitta Corp........................................................  1,000  15,330
    Nittetsu Mining Co., Ltd..........................................  3,000  11,041
    Nitto Boseki Co., Ltd.............................................  6,000  17,664
    Nitto Denko Corp..................................................    500  21,482
    Nitto Kogyo Corp..................................................  1,400  25,140
    NKSJ Holdings, Inc................................................  1,000  19,061
    NOF Corp..........................................................  5,000  24,108
    NOK Corp..........................................................  1,400  26,771
    Nomura Holdings, Inc.............................................. 18,800  65,830
    Nomura Holdings, Inc. ADR.........................................  3,400  11,832
    Nomura Real Estate Holdings, Inc..................................    700  12,927
    Nomura Research Institute, Ltd....................................    600  12,394
    Noritake Co., Ltd.................................................  5,000  12,528
    Noritsu Koki Co., Ltd.............................................    900   4,130

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
   *NTN Corp..........................................................  4,000 $10,728
    NTT Data Corp.....................................................      5  15,103
    NTT DOCOMO, Inc...................................................     41  68,535
    Obayashi Corp.....................................................  9,000  40,856
    Odakyu Electric Railway Co., Ltd..................................  3,000  30,767
    Ogaki Kyoritsu Bank, Ltd. (The)...................................  4,000  13,783
    Oiles Corp........................................................  1,200  23,205
    Oita Bank, Ltd. (The).............................................  4,000  12,674
    OJI Paper Co., Ltd................................................  8,000  26,642
    Okasan Securities Group, Inc......................................  4,000  14,094
   *Oki Electric Industry Co., Ltd.................................... 13,000  20,334
    Okinawa Electric Power Co., Ltd...................................    400  10,855
    OKUMA Corp........................................................  2,000  11,929
    Okumura Corp......................................................  4,000  13,684
    Onoken Co., Ltd...................................................  2,600  21,470
    Onward Holdings Co., Ltd..........................................  4,000  29,906
    Oriental Land Co., Ltd............................................    200  24,881
    Osaka Gas Co., Ltd................................................  8,000  32,778
    Panasonic Corp....................................................  9,000  62,292
    Panasonic Industrial Devices SUNX Co., Ltd........................  3,800  17,347
   #Parco Co., Ltd....................................................  1,500  18,983
    Paris Miki Holdings, Inc..........................................  1,600   9,887
  #*Pioneer Electronic Corp...........................................  2,500   6,833
    Press Kogyo Co., Ltd..............................................  5,000  22,109
    Rengo Co., Ltd....................................................  4,000  22,008
   *Renown, Inc.......................................................  2,700   4,048
    Resona Holdings, Inc..............................................  4,700  19,135
    Resorttrust, Inc..................................................  1,000  17,533
   #Ricoh Co., Ltd....................................................  5,000  34,184
    Riken Corp........................................................  4,000  15,505
    Rohm Co., Ltd.....................................................  1,000  35,892
    Roland Corp.......................................................    700   5,437
    Round One Corp....................................................    900   4,619
    Ryohin Keikaku Co., Ltd...........................................    400  21,612
    Ryosan Co., Ltd...................................................  1,000  18,487
   #Saizeriya Co., Ltd................................................  1,200  18,372
    Sakai Chemical Industry Co., Ltd..................................  3,000   9,235
    Sakata Seed Corp..................................................  1,600  21,163
    San-Ai Oil Co., Ltd...............................................  2,000   9,663
    Sanden Corp.......................................................  4,000  12,555
    San-in Godo Bank, Ltd. (The)......................................  3,000  20,989
   #Sanken Electric Co., Ltd..........................................  4,000  14,822
    Sanki Engineering Co., Ltd........................................  3,000  16,100
    Sankyo Co., Ltd...................................................    700  34,696
    Sankyo-Tateyama Holdings, Inc..................................... 12,000  21,781
    Sankyu, Inc.......................................................  4,000  14,965
    Sanshin Electronics Co., Ltd......................................  1,500  11,035
    Sanwa Holdings Corp...............................................  4,000  16,744
    Sanyo Chemical Industries, Ltd....................................  4,000  24,246
    Sanyo Special Steel Co., Ltd......................................  3,000  11,026
    Sapporo Hokuyo Holdings, Inc......................................  8,000  22,875
    Sasebo Heavy Industries Co., Ltd..................................  3,000   3,193
    Sato Holdings Corp................................................  1,100  17,125
    SBI Holdings, Inc.................................................    357  24,105
    Scroll Corp.......................................................  2,100   7,608
    SCSK Corp.........................................................  1,440  19,461
   #Seiko Epson Corp..................................................  2,200  17,509
   *Seiko Holdings Corp...............................................  4,000  10,859
    Seino Holdings Co., Ltd...........................................  4,000  26,973
    Seiren Co., Ltd...................................................  2,600  17,263
    Sekisui Chemical Co., Ltd.........................................  4,000  33,984

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Sekisui House, Ltd................................................  5,000 $ 47,779
    Senko Co., Ltd....................................................  7,000   30,917
    Senshukai Co., Ltd................................................  1,200    7,524
    Seven & I Holdings Co., Ltd.......................................  2,300   72,792
   #Sharp Corp........................................................  2,000    6,842
    Shiga Bank, Ltd...................................................  7,000   38,324
    Shikoku Bank, Ltd.................................................  5,000   12,004
    Shima Seiki Manufacturing Co., Ltd................................    400    5,713
    Shimachu Co., Ltd.................................................  1,000   21,016
    Shimano, Inc......................................................    300   19,922
    Shimizu Corp...................................................... 10,000   31,146
    Shindengen Electric Manufacturing Co., Ltd........................  3,000    8,805
    Shin-Etsu Chemical Co., Ltd.......................................    500   25,239
    Shinkawa, Ltd.....................................................  1,800    8,499
   #Shinko Electric Industries Co., Ltd...............................    700    4,868
    Shinko Plantech Co., Ltd..........................................  1,300   11,985
    Shinko Shoji Co., Ltd.............................................    900    7,786
    Shinsei Bank, Ltd.................................................  2,000    2,253
   #Shiseido Co., Ltd.................................................  1,000   14,312
    Shizuoka Bank, Ltd................................................  6,000   60,384
    Shoko Co., Ltd.................................................... 14,000   20,429
   #Showa Denko K.K................................................... 14,000   25,223
    Showa Shell Sekiyu K.K............................................  2,300   12,479
    Sinanen Co., Ltd..................................................  4,000   16,971
    SKY Perfect JSAT Holdings, Inc....................................     35   14,582
    SMK Corp..........................................................  3,000    8,976
    Sohgo Security Services Co., Ltd..................................  1,500   20,324
    Sojitz Corp....................................................... 20,400   31,626
    Sony Corp.........................................................  1,200   14,592
   #Sony Corp. Sponsored ADR..........................................  5,400   65,610
    Sotetsu Holdings, Inc.............................................  6,000   20,210
    Star Micronics Co., Ltd...........................................    700    6,521
    Sumitomo Bakelite Co., Ltd........................................  5,000   20,678
    Sumitomo Corp.....................................................  3,700   51,834
    Sumitomo Electric Industries, Ltd.................................  4,100   48,214
    Sumitomo Forestry Co., Ltd........................................  3,600   31,023
    Sumitomo Heavy Industries, Ltd....................................  2,000    8,014
    Sumitomo Light Metal Industries, Ltd..............................  9,000    8,676
    Sumitomo Metal Industries, Ltd....................................  5,000    7,329
   *Sumitomo Metal Mining Co., Ltd....................................  1,000   10,681
    Sumitomo Mitsui Financial Group, Inc..............................  5,464  172,069
    Sumitomo Osaka Cement Co., Ltd.................................... 11,000   36,331
    Sumitomo Realty & Development Co., Ltd............................  1,000   24,884
    Sumitomo Rubber Industries, Ltd...................................  2,400   28,783
    Sumitomo Warehouse Co., Ltd.......................................  4,000   18,075
   #Suruga Bank, Ltd..................................................  5,000   52,788
    Suzuki Motor Corp.................................................    400    7,309
    SWCC Showa Holdings Co., Ltd...................................... 14,000   11,725
    T&D Holdings, Inc.................................................  2,700   27,446
    Tadano, Ltd.......................................................  2,000   13,622
    Taihei Dengyo Kaisha, Ltd.........................................  1,000    6,860
    Taiheiyo Cement Corp.............................................. 15,000   32,967
    Taiho Kogyo Co., Ltd..............................................  1,300   13,943
    Taikisha, Ltd.....................................................  1,500   32,655
    Taisei Corp....................................................... 10,000   27,491
    Taiyo Nippon Sanso Corp...........................................  3,000   16,788
   #Taiyo Yuden Co., Ltd..............................................  2,000   16,397
    Takara Standard Co., Ltd..........................................  4,000   29,652
    Takasago International Corp.......................................  4,000   19,619
    Takasago Thermal Engineering Co., Ltd.............................  2,000   15,269
    Takashimaya Co., Ltd..............................................  7,000   51,012

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Takuma Co., Ltd...................................................  4,000 $ 17,439
   #TDK Corp..........................................................    100    3,793
    TDK Corp. Sponsored ADR...........................................    400   15,204
    Teijin, Ltd.......................................................  7,000   20,474
    Tenma Corp........................................................  1,200   11,368
    TKC Corp..........................................................  1,100   22,446
    Toagosei Co., Ltd.................................................  6,000   22,537
    Tobu Railway Co., Ltd.............................................  6,000   32,416
    Tochigi Bank, Ltd.................................................  4,000   12,835
    Toda Corp.........................................................  6,000   18,313
    Toho Bank, Ltd....................................................  5,000   15,377
    Toho Gas Co., Ltd.................................................  3,000   18,038
    Toho Titanium Co., Ltd............................................    600    6,814
   *Tohuku Electric Power Co., Inc....................................  1,200    7,741
    Tokai Carbon Co., Ltd.............................................  2,000    8,231
    Tokai Rika Co., Ltd...............................................    900   13,906
    Tokai Tokyo Financial Holdings, Inc............................... 11,000   36,974
    Token Corp........................................................    270   11,781
    Tokio Marine Holdings, Inc........................................  3,800   87,066
  #*Toko, Inc.........................................................  8,000   20,908
  #*Tokuyama Corp.....................................................  4,000    8,910
   *Tokyo Electric Power Co., Inc.....................................  1,800    2,993
    Tokyo Gas Co., Ltd................................................  5,000   25,772
    Tokyo Ohka Kogyo Co., Ltd.........................................  1,000   21,054
    Tokyo Rope Manufacturing Co., Ltd.................................  9,000   14,108
    Tokyo Seimitsu Co., Ltd...........................................    700   10,876
    Tokyo Steel Manufacturing Co., Ltd................................  3,900   14,416
   *Tokyo Tatemono Co., Ltd........................................... 11,000   40,525
    Tokyo Tomin Bank, Ltd.............................................    700    6,318
    Tokyu Construction Co., Ltd.......................................  4,060    7,706
    Tokyu Corp........................................................  4,000   19,178
    Tokyu Land Corp................................................... 10,000   50,436
    TOMONY Holdings, Inc..............................................  7,000   28,454
   #TonenGeneral Sekiyu K.K...........................................  2,000   16,366
    Toppan Forms Co., Ltd.............................................  2,100   19,336
    Toppan Printing Co., Ltd..........................................  8,000   49,562
    Topre Corp........................................................  2,200   20,037
    Topy Industries, Ltd..............................................  7,000   18,140
    Toray Industries, Inc.............................................  3,000   18,781
    Toshiba Corp......................................................  4,000   13,248
    Toshiba Machine Co., Ltd..........................................  3,000   12,440
    Toshiba TEC Corp..................................................  4,000   14,712
    Tosoh Corp........................................................  4,000    9,826
    Towa Bank, Ltd.................................................... 18,000   17,861
    Toyo Engineering Corp.............................................  4,000   17,103
    Toyo Ink SC Holdings Co., Ltd.....................................  6,000   21,618
    Toyo Kanetsu K.K..................................................  5,000   11,132
    Toyo Kohan Co., Ltd...............................................  4,000   12,971
    Toyo Seikan Kaisha, Ltd. (6899967)................................  1,000   24,012
    Toyo Seikan Kaisha, Ltd. (6900267)................................  3,000   35,230
    Toyo Tire & Rubber Co., Ltd.......................................  4,000   11,902
    Toyobo Co., Ltd................................................... 19,000   23,953
    Toyoda Gosei Co., Ltd.............................................    600   12,266
    Toyota Motor Corp.................................................  1,860   71,120
    Toyota Motor Corp. Sponsored ADR..................................  3,508  268,397
    Toyota Tsusho Corp................................................  1,200   22,188
    Transcosmos, Inc..................................................  1,200   16,305
    Trend Micro, Inc..................................................    500   14,825
    TSI Holdings Co., Ltd.............................................  2,000   12,445
    Tsubakimoto Chain Co., Ltd........................................  3,000   16,804
    Tsukuba Bank, Ltd. (The)..........................................  2,900    9,854

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
JAPAN -- (Continued)
    TV Asahi Corp.....................................................     12 $    18,905
   *Ube Industries, Ltd...............................................  7,000      15,263
  #*Ulvac, Inc........................................................  1,300      10,090
    Uni-Charm Corp....................................................    500      27,546
    Uniden Corp.......................................................  3,000       7,106
    Union Tool Co., Ltd...............................................    600       8,881
   *Unitika, Ltd...................................................... 16,000       7,922
    UNY Co., Ltd......................................................  2,900      26,101
    Ushio, Inc........................................................  1,700      21,424
    USS Co., Ltd......................................................    340      36,590
    Valor Co., Ltd....................................................    500       8,144
    Wacoal Corp.......................................................  2,000      23,856
    West Japan Railway Co.............................................    500      21,565
    Xebio Co., Ltd....................................................    700      15,230
   *Yamada Denki Co., Ltd.............................................    430      22,285
    Yamagata Bank, Ltd................................................  4,000      16,304
    Yamaguchi Financial Group, Inc....................................  4,000      33,705
    Yamaha Corp.......................................................  2,700      25,961
    Yamaha Motor Co., Ltd.............................................  2,300      19,426
    Yamanashi Chuo Bank, Ltd..........................................  4,000      16,783
   *Yamatane Corp..................................................... 11,000      15,224
    Yamato Holdings Co., Ltd..........................................  1,200      19,646
    Yamato Kogyo Co., Ltd.............................................    600      16,916
    Yaskawa Electric Corp.............................................  2,000      14,333
    Yodogawa Steel Works, Ltd.........................................  4,000      14,724
    Yokogawa Electric Corp............................................  3,300      33,809
    Yokohama Reito Co., Ltd...........................................  3,000      23,537
    Yokohama Rubber Co., Ltd..........................................  7,000      48,404
    Yonekyu Corp......................................................  1,500      14,041
   #Zensho Co., Ltd...................................................  2,000      25,581
    Zeon Corp.........................................................  2,000      16,383
                                                                              -----------
TOTAL JAPAN...........................................................         13,201,661
                                                                              -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................................  1,311      20,703
    Accell Group NV...................................................    814      13,622
    Aegon NV.......................................................... 19,527      88,641
    Akzo Nobel NV.....................................................  2,119     114,372
   #APERAM NV.........................................................    327       4,483
    Arcadis NV........................................................    762      15,876
    ArcelorMittal NV..................................................  5,343      85,060
   #ASM International NV..............................................    586      22,221
    ASML Holding NV...................................................  1,130      65,266
    ASML Holding NV ADR...............................................    200      11,500
   #BinckBank NV......................................................  1,231       8,176
    CSM NV............................................................    741      11,068
    Delta Lloyd NV....................................................  1,052      13,718
    Exact Holding NV..................................................    330       6,736
    Fugro NV..........................................................    533      34,879
   *Grontmij NV.......................................................  1,062       2,923
    Heijmans NV.......................................................     37         291
   *ING Groep NV......................................................  9,983      65,672
   *ING Groep NV Sponsored ADR........................................ 15,410     101,398
   *Kardan NV.........................................................  1,340       1,103
    KAS Bank NV.......................................................     70         603
    Koninklijke Ahold NV..............................................  5,304      64,562
   #Koninklijke Bam Groep NV..........................................  3,463       9,070
    Koninklijke Boskalis Westminster NV...............................    766      24,959
   #Koninklijke KPN NV................................................    638       5,237
    Koninklijke Ten Cate NV...........................................    885      20,692
    Koninklijke Vopak NV..............................................    984      62,356

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
NETHERLANDS -- (Continued)
   *LBi International NV..............................................  3,266 $   10,638
    Nutreco NV........................................................    655     47,030
    Randstad Holdings NV..............................................  1,277     38,683
    Reed Elsevier NV ADR..............................................    952     22,277
    Royal Imtech NV...................................................    730     18,616
   *SBM Offshore NV...................................................  1,813     22,096
    Sligro Food Group NV..............................................    627     14,492
  #*SNS Reaal Groep NV................................................  3,557      4,369
    Telegraaf Media Groep NV..........................................    853      9,461
    TKH Group NV......................................................    877     17,704
    TNT Express NV....................................................  1,247     13,516
    Unilever NV.......................................................  2,259     78,428
    Unit4 NV..........................................................    493     11,480
    USG People NV.....................................................    877      5,807
    Wolters Kluwer NV.................................................  1,666     27,674
                                                                              ----------
TOTAL NETHERLANDS.....................................................         1,217,458
                                                                              ----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.............................................. 11,327      8,246
    Auckland International Airport, Ltd............................... 10,772     21,673
    Contact Energy, Ltd...............................................  5,141     20,801
    Fletcher Building, Ltd. (6341606).................................  2,708     13,350
    Fletcher Building, Ltd. (6341617).................................    913      4,493
    Infratil, Ltd..................................................... 10,572     17,867
    New Zealand Oil & Gas, Ltd........................................ 34,020     22,384
    New Zealand Refining Co., Ltd.....................................  4,103      7,730
   #Nuplex Industries, Ltd............................................  4,714      9,633
    Port of Tauranga, Ltd.............................................  2,031     18,704
    TrustPower, Ltd...................................................  2,795     17,466
                                                                              ----------
TOTAL NEW ZEALAND.....................................................           162,347
                                                                              ----------
NORWAY -- (1.1%)
   *Acta Holding ASA..................................................  9,500      1,592
    Aker ASA Series A.................................................    482     13,471
    Aker Solutions ASA................................................    750     10,989
    Atea ASA..........................................................  2,400     20,059
    Austevoll Seafood ASA.............................................    661      2,731
    BW Offshore, Ltd..................................................  7,600      6,967
    Cermaq ASA........................................................  1,600     18,945
    Copeinca ASA......................................................  1,021      7,098
    DNB ASA...........................................................  6,779     71,172
  #*DOF ASA...........................................................  1,400      6,587
    Ekornes ASA.......................................................    300      4,200
   *Eltek ASA.........................................................  1,600      1,034
    EVRY ASA..........................................................  2,789      4,442
    Fred Olsen Energy ASA.............................................     64      2,419
    Ganger Rolf ASA...................................................    670     12,430
    Kongsberg Gruppen ASA.............................................    640     12,182
    Kvaerner ASA......................................................    750      1,733
   *Marine Harvest ASA................................................ 50,000     33,311
    Norsk Hydro ASA...................................................  5,038     20,461
    Norsk Hydro ASA Sponsored ADR.....................................  3,400     13,668
  #*Norske Skogindustrier ASA Series A................................  7,052      4,800
    Orkla ASA.........................................................  7,600     54,247
    Petroleum Geo-Services ASA........................................  2,024     29,618
    Prosafe ASA.......................................................  3,000     21,898
  #*Renewable Energy Corp. ASA........................................    538        186
    Schibsted ASA.....................................................    850     26,006
    SeaDrill, Ltd.....................................................    818     31,879
   *Sevan Marine ASA..................................................    744      1,675
   *Songa Offshore SE.................................................    800      1,910

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
NORWAY -- (Continued)
    SpareBanken 1 SMN.................................................  1,035 $  5,448
    StatoilHydro ASA Sponsored ADR....................................  3,231   76,865
    Stolt-Nielsen, Ltd................................................    218    3,839
   *Storebrand ASA....................................................  5,600   21,292
    Subsea 7 SA.......................................................  1,725   36,054
    Telenor ASA.......................................................  2,063   34,884
    TGS Nopec Geophysical Co. ASA.....................................    305    8,914
    Tomra Systems ASA.................................................  2,200   17,278
    Veidekke ASA......................................................  1,440   10,041
    Wilh. Wilhelmsen Holding ASA......................................    350    8,731
    Yara International ASA............................................    803   37,918
                                                                              --------
TOTAL NORWAY..........................................................         698,974
                                                                              --------
PORTUGAL -- (0.3%)
  #*Banco BPI SA......................................................  5,001    3,084
  #*Banco Comercial Portugues SA...................................... 69,565    8,039
   *Banco Espirito Santo SA........................................... 30,233   18,588
   *Brisa Auto-Estradas de Portugal SA................................  3,774   12,711
   *Cimpor Cimentos de Portugal SA....................................  5,065   22,671
   *EDP Renovaveis SA.................................................  2,445    7,536
    Energias de Portugal SA...........................................  9,374   21,369
    Galp Energia SGPS SA..............................................  1,072   14,500
    Jeronimo Martins SGPS SA..........................................  1,019   15,972
    Mota-Engil SGPS SA................................................  2,737    3,433
    Portucel-Empresa Produtora de Pasta de Papel SA...................  3,351    8,221
    Portugal Telecom SA...............................................  4,899   20,780
    Portugal Telecom SGPS SA Sponsored ADR............................  2,949   12,592
    Sociedade de Investimento e Gestao SGPS SA........................    897    5,514
   *Sonae Capital SGPS SA.............................................  1,744      386
   *Sonae Industria SGPS SA...........................................  1,680    1,065
   #Sonae SGPS SA..................................................... 13,955    7,390
    Sonaecom SGPS SA..................................................  3,677    5,516
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..  1,501    3,803
                                                                              --------
TOTAL PORTUGAL........................................................         193,170
                                                                              --------
SINGAPORE -- (1.9%)
    Broadway Industrial Group, Ltd.................................... 52,000   14,508
    Bukit Sembawang Estates, Ltd......................................  2,000    7,541
    CapitaLand, Ltd................................................... 19,000   45,534
    City Developments, Ltd............................................  5,000   46,823
    ComfortDelGro Corp., Ltd.......................................... 21,000   28,303
   *Cosco Corp Singapore, Ltd......................................... 14,000   10,836
    Creative Technology, Ltd..........................................  5,000   13,645
    DBS Group Holdings, Ltd........................................... 11,272  132,981
   *Delong Holdings, Ltd.............................................. 10,000    2,587
   *Ezra Holdings, Ltd................................................  9,600    7,583
    Golden Agri-Resources, Ltd........................................ 66,000   39,085
   #GuocoLand, Ltd.................................................... 12,000   15,996
    Hongkong Land Holdings, Ltd.......................................  3,000   17,904
    Hotel Properties, Ltd.............................................  7,000   12,487
    Hyflux, Ltd....................................................... 12,000   13,335
   *Indofood Agri Resources, Ltd......................................  6,000    6,668
    Keppel Corp., Ltd.................................................  3,300   29,535
    Keppel Land, Ltd..................................................  7,000   19,227
    Keppel Telecommunications & Transportation, Ltd...................  6,000    5,294
   *K-Green Trust, Ltd................................................    600      470
    M1, Ltd...........................................................  7,000   14,208
    Midas Holdings, Ltd............................................... 30,000    8,747
  #*Neptune Orient Lines, Ltd......................................... 19,250   17,686
   *Noble Group, Ltd.................................................. 14,000   12,010
    Olam International, Ltd...........................................  5,000    7,370

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SINGAPORE -- (Continued)
   Orchard Parade Holdings, Ltd.......................................   8,000 $   13,580
   Oversea-Chinese Banking Corp., Ltd.................................  13,291    101,653
   Overseas Union Enterprise, Ltd.....................................   5,000     10,207
  #Raffles Education Corp., Ltd.......................................   5,106      1,611
  *S i2i, Ltd......................................................... 492,000     11,395
   SATS, Ltd..........................................................   6,278     12,980
   SembCorp Industries, Ltd...........................................   9,000     38,123
  #SembCorp Marine, Ltd...............................................   4,400     17,121
   Singapore Airlines, Ltd............................................   3,600     30,562
   Singapore Exchange, Ltd............................................   1,000      5,352
   Singapore Land, Ltd................................................   4,000     19,022
   Singapore Post, Ltd................................................  14,000     11,805
   Singapore Press Holdings, Ltd......................................   6,000     19,786
   Singapore Telecommunications, Ltd..................................  13,000     37,305
   SMRT Corp., Ltd....................................................  15,000     19,614
   Stamford Land Corp., Ltd...........................................  53,000     23,172
   Tat Hong Holdings, Ltd.............................................  10,000      7,908
   United Engineers, Ltd..............................................   6,000     10,957
   United Industrial Corp., Ltd.......................................  23,000     48,884
   United Overseas Bank, Ltd..........................................   6,068     97,206
   UOB-Kay Hian Holdings, Ltd.........................................  12,000     15,602
   UOL Group, Ltd.....................................................   9,000     37,352
   Venture Corp., Ltd.................................................   7,000     41,866
   WBL Corp., Ltd.....................................................   8,000     21,759
   Wheelock Properties, Ltd...........................................  13,000     18,922
   Wilmar International, Ltd..........................................   5,000     12,949
                                                                               ----------
TOTAL SINGAPORE.......................................................          1,217,056
                                                                               ----------
SPAIN -- (1.9%)
   Abengoa SA.........................................................     505      6,688
   Abertis Infraestructuras SA........................................   1,826     22,538
   Acciona SA.........................................................     375     16,314
   Acerinox SA........................................................   1,502     14,946
   ACS, Actividades de Construccion y Servicios, SA (B01FLQ6).........     414      6,527
  *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9).........      29        459
   Amadeus IT Holding SA..............................................   1,147     24,767
   Antena 3 de Television SA..........................................   1,085      4,043
   Banco Bilbao Vizcaya Argentaria SA.................................   5,574     36,338
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...................  15,073     97,221
  #Banco de Sabadell SA...............................................  24,579     46,806
   Banco Espanol de Credito SA........................................   1,229      3,222
  #Banco Popular Espanol SA...........................................  14,862     27,888
   Banco Santander SA.................................................  12,463     75,462
   Banco Santander SA Sponsored ADR...................................  34,963    208,379
   Bankinter SA.......................................................   4,250     13,699
   Bolsas y Mercados Espanoles SA.....................................     711     13,923
   CaixaBank SA.......................................................   9,386     30,660
  *Cementos Portland Valderrivas SA...................................     228      1,091
   Construcciones y Auxiliar de Ferrocarriles SA......................      22      9,856
  *Deoleo SA..........................................................   3,188      1,233
   Dinamia Capital Privado Sociedad de Capital Riesgo SA..............     540      3,369
  *Distribuidora Internacional de Alimentacion SA.....................   1,384      6,834
   Ebro Foods SA......................................................     985     15,452
   Enagas SA..........................................................   1,894     32,803
   Ence Energia y Celulosa SA.........................................   3,093      6,445
   Ferrovial SA.......................................................   2,847     30,926
   Fomento de Construcciones y Contratas SA...........................   1,348     13,700
   Gamesa Corp Tecnologica SA.........................................   2,303      3,468
   Gas Natural SDG SA.................................................   3,219     39,635
   Grupo Catalana Occidente SA........................................     923     11,314
  *Grupo Ezentis SA...................................................  11,765      2,068

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SPAIN -- (Continued)
    Iberdrola SA...................................................... 20,107 $   72,828
    Indra Sistemas SA.................................................    974      8,616
    Industria de Diseno Textil SA.....................................    424     43,638
   *Jazztel P.L.C.....................................................  4,413     22,703
   *La Seda de Barcelona SA...........................................    668        584
    Mapfre SA.........................................................  8,504     15,463
    Mediaset Espana Comunicacion SA...................................  1,132      5,640
    Melia Hotels International SA.....................................    953      5,381
   *NH Hoteles SA.....................................................  2,275      5,684
    Obrascon Huarte Lain SA...........................................    479      9,396
    Papeles y Cartones de Europa SA...................................  3,419      7,406
    Pescanova SA......................................................    312      5,359
   *Promotora de Informaciones SA Series A............................  1,912        832
    Prosegur Cia de Seguridad SA......................................  5,140     23,601
   *Realia Business SA................................................ 10,596      5,254
    Red Electrica Corporacion SA......................................    667     26,410
    Repsol SA Sponsored ADR...........................................  2,718     43,515
   *Sacyr Vallehermoso SA.............................................  2,882      4,586
   *Service Point Solutions SA........................................  9,921      1,562
   #Telefonica SA Sponsored ADR.......................................  5,849     66,386
   *Tubacex SA........................................................  1,844      3,483
    Tubos Reunidos SA.................................................  4,346      8,265
    Vidrala SA........................................................    371      8,847
    Viscofan SA.......................................................    830     38,012
    Zardoya Otis SA (5770900).........................................  1,246     13,866
   *Zardoya Otis SA (B71CW85).........................................     62        694
                                                                              ----------
TOTAL SPAIN...........................................................         1,276,085
                                                                              ----------
SWEDEN -- (3.1%)
   #Aarhuskarlshamn AB................................................    500     16,254
    AF AB Series B....................................................  1,400     26,727
    Alfa Laval AB.....................................................  1,044     18,053
    Assa Abloy AB Series B............................................  1,322     39,968
    Atlas Copco AB Series A...........................................    705     15,787
    Atlas Copco AB Series B...........................................    777     15,518
    Axfood AB.........................................................    350     12,386
    B&B Tools AB Series B.............................................    600      4,595
    Bilia AB Series A.................................................  1,300     15,333
    Boliden AB........................................................  4,894     74,200
    Bure Equity AB....................................................  4,279     13,966
    Castellum AB......................................................    857     11,481
   *CDON Group AB.....................................................    450      2,672
    Concentric AB.....................................................  2,000     14,361
    Duni AB...........................................................  1,648     12,760
    Electrolux AB Series B............................................  2,487     56,254
  #*Eniro AB..........................................................    399        471
    Fabege AB.........................................................  1,782     15,416
    Hakon Invest AB...................................................    900     14,204
   #Haldex AB.........................................................  2,000      8,713
    Hennes & Mauritz AB Series B......................................  1,528     56,408
    Hexagon AB Series B...............................................  2,797     53,257
    Hoganas AB Series B...............................................    900     28,959
    Holmen AB Series B................................................    995     26,667
    Husqvarna AB Series A.............................................    841      4,249
    Husqvarna AB Series B.............................................  4,615     23,534
    Industrial & Financial Systems AB Series B........................    854     14,169
    Intrum Justitia AB................................................    596      8,281
    JM AB.............................................................  1,200     22,694
    Kungsleden AB.....................................................  1,161      6,634
    Lindab International AB...........................................    600      3,684
    Loomis AB Series B................................................    664      8,363

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWEDEN -- (Continued)
   *Lundin Petroleum AB...............................................  1,361 $   28,792
    Millicom International Cellular SA SDR............................    184     16,634
    Modern Times Group AB Series B....................................    450     20,587
    NCC AB Series B...................................................  1,600     29,959
   #NIBE Industrier AB Series B.......................................    404      5,526
  #*Nobia AB..........................................................  4,200     15,080
    Nordea Bank AB.................................................... 16,075    149,689
    Oriflame Cosmetics SA SDR.........................................    750     27,928
   *PA Resources AB...................................................  3,400        572
    Peab AB Series B..................................................    947      4,436
   #Ratos AB Series B.................................................  1,295     13,396
    Saab AB Series B..................................................  1,066     17,792
    Sandvik AB........................................................  1,412     19,578
    Scania AB Series B................................................  1,157     19,892
   *Securitas AB Series B.............................................  3,324     26,977
    Skandinaviska Enskilda Banken AB Series A......................... 11,668     85,529
    Skanska AB Series B...............................................  3,330     50,199
    SKF AB Series B...................................................  1,600     32,999
    Skistar AB........................................................    883      9,925
   #SSAB AB Series A..................................................  1,900     15,563
    SSAB AB Series B..................................................    700      5,030
    Svenska Cellulosa AB Series A.....................................    306      5,188
    Svenska Cellulosa AB Series B.....................................  6,476    109,974
    Svenska Handelsbanken AB Series A.................................  2,994    103,814
    Swedbank AB Series A..............................................  5,862    101,888
    Tele2 AB Series B.................................................  2,602     43,005
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.................. 19,000    175,750
    TeliaSonera AB.................................................... 10,779     71,239
    Trelleborg AB Series B............................................  4,200     43,192
    Volvo AB Series A.................................................  2,200     27,184
    Volvo AB Series B.................................................  4,667     57,425
    Wihlborgs Fastigheter AB..........................................  1,441     20,876
                                                                              ----------
TOTAL SWEDEN..........................................................         2,001,636
                                                                              ----------
SWITZERLAND -- (4.9%)
    ABB, Ltd. Sponsored ADR...........................................  6,088    105,627
    Adecco SA.........................................................  1,572     68,911
    Allreal Holding AG................................................    202     29,368
   #Alpiq Holding AG..................................................      8      1,081
    AMS AG............................................................    403     32,739
    Aryzta AG.........................................................  1,642     81,506
    Ascom Holding AG..................................................  1,836     13,480
   *Autoneum Holding AG...............................................    124      5,603
    Baloise Holding AG................................................    927     61,167
    Bank Coop AG......................................................    462     27,080
   *Bank Sarasin & Cie AG Series B....................................    700     19,260
    Banque Cantonale Vaudoise AG......................................     54     27,535
    Barry Callebaut AG................................................     34     30,688
    Belimo Holdings AG................................................      7     12,206
    Berner Kantonalbank AG............................................    107     27,201
    BKW AG............................................................    158      4,802
   *Bobst Group AG....................................................    277      7,646
    Bucher Industries AG..............................................    173     29,542
    Burckhardt Compression Holding AG.................................     85     21,703
    Clariant AG.......................................................  5,698     60,136
    Compagnie Financiere Richemont SA Series A........................  1,096     62,013
    Credit Suisse Group AG Sponsored ADR..............................  6,552    111,777
    Daetwyler Holding AG..............................................    297     21,559
   *Dufry AG..........................................................    227     27,640
   #EFG International AG..............................................  1,159      7,951
    Emmi AG...........................................................     82     16,937

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
    EMS-Chemie Holding AG.............................................     77 $   15,139
    Energiedienst Holding AG..........................................    604     28,535
    Flughafen Zuerich AG..............................................     73     26,330
    Forbo Holding AG..................................................     50     28,590
   *GAM Holding AG....................................................  1,643     18,112
    Gategroup Holding AG..............................................    383     11,067
    Geberit AG........................................................    144     28,231
    George Fisher AG..................................................     69     23,909
    Givaudan SA.......................................................     77     74,833
    Gurit Holding AG..................................................     16      6,867
    Helvetia Holding AG...............................................     96     29,699
    Holcim, Ltd.......................................................  2,247    132,232
    Huber & Suhner AG.................................................    120      4,882
    Julius Baer Group, Ltd............................................  1,929     68,903
    Kaba Holding AG...................................................     21      7,689
    Kudelski SA.......................................................  1,531     12,694
    Kuehne & Nagel International AG...................................    127     14,432
   *Kuoni Reisen Holding AG Series B..................................     48     12,635
   *Liechtensteinische Landesbank AG..................................     96      2,957
    Lindt & Spruengli AG..............................................      1     35,791
  #*Logitech International SA.........................................  1,706     15,102
    Luzerner Kantonalbank AG..........................................     48     15,923
    Metall Zug AG.....................................................      2      4,462
  #*Meyer Burger Technology AG........................................    852     11,202
    Mobimo Holding AG.................................................    102     23,542
    Nestle SA.........................................................  4,725    290,286
   *OC Oerlikon Corp. AG..............................................  4,980     40,579
    Orell Fuessli Holding AG..........................................     31      3,175
    Panalpina Welttransport Holding AG................................    158     15,155
    Partners Group Holding AG.........................................     74     13,499
    PubliGroupe SA....................................................     64      8,922
    Rieters Holdings AG...............................................    124     16,357
    Romande Energie Holding SA........................................      7      7,582
    Schmolz & Bickenbach AG...........................................    299      1,280
    Schweiter Technologies AG.........................................     17      8,199
    SGS SA............................................................     17     33,961
    Sika AG...........................................................     29     54,092
    St. Galler Kantonalbank AG........................................     84     28,852
    Sulzer AG.........................................................    460     59,328
    Swatch Group AG (7184725).........................................    149     59,069
    Swatch Group AG (7184736).........................................    360     25,081
    Swiss Life Holding AG.............................................    610     58,194
    Swiss Re, Ltd.....................................................  3,384    211,834
   #Swisscom AG.......................................................     62     24,803
    Syngenta AG ADR...................................................    700     47,628
  #*Temenos Group AG..................................................    384      5,080
    UBS AG............................................................ 16,424    172,781
   #UBS AG ADR........................................................  4,600     48,760
    Valiant Holding AG................................................    297     25,794
    Valora Holding AG.................................................     83     14,048
    Vetropack Holding AG..............................................      1      1,789
  #*Von Roll Holding AG...............................................  3,134      6,340
    Vontobel Holdings AG..............................................    600     13,189
    Zehnder Group AG..................................................    360     21,336
   *Zug Estates Holding AG Class B....................................      2      2,663
    Zurich Insurance Group AG.........................................  1,352    300,066
                                                                              ----------
TOTAL SWITZERLAND.....................................................         3,188,638
                                                                              ----------
UNITED KINGDOM -- (19.3%)
    Aberdeen Asset Management P.L.C................................... 14,243     57,571
    Admiral Group P.L.C...............................................    417      7,128

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
UNITED KINGDOM -- (Continued)
   Aegis Group P.L.C.................................................. 18,237 $ 67,373
  *Afren P.L.C........................................................ 19,242   38,384
   Aga Rangemaster Group P.L.C........................................  1,374    1,508
   Aggreko P.L.C......................................................    836   26,684
   Amec P.L.C.........................................................  3,699   64,549
   Amlin P.L.C........................................................  9,055   53,360
   Anglo American P.L.C...............................................  6,671  197,691
   Anglo Pacific Group P.L.C..........................................  2,760    9,763
   Anite P.L.C........................................................  6,078   12,109
   Antofagasta P.L.C..................................................  2,036   34,020
   ARM Holdings P.L.C. Sponsored ADR..................................  1,200   31,176
   Ashtead Group P.L.C................................................ 14,650   57,759
   Associated British Foods P.L.C.....................................  3,325   65,302
   Aveva Group P.L.C..................................................  1,057   29,523
   Aviva P.L.C........................................................ 31,314  143,392
   Babcock International Group P.L.C..................................  4,258   57,171
   BAE Systems P.L.C.................................................. 22,377  107,997
   Balfour Beatty P.L.C...............................................  9,061   41,053
   Barclays P.L.C. Sponsored ADR...................................... 13,100  137,026
  *Barratt Developments P.L.C......................................... 21,555   44,520
   BBA Aviation P.L.C................................................. 10,853   31,096
   Beazley P.L.C...................................................... 13,422   33,286
   Bellway P.L.C......................................................  2,995   37,592
   Berendsen P.L.C....................................................  4,657   37,115
  *Berkeley Group Holdings P.L.C. (The)...............................  2,238   47,880
  #BG Group P.L.C. Sponsored ADR......................................  7,000  138,670
   BHP Billiton P.L.C. ADR............................................  1,500   87,390
   Bodycote P.L.C.....................................................  4,899   25,182
   Booker Group P.L.C.................................................  4,895    7,046
   Bovis Homes Group P.L.C............................................  1,341    9,458
   BP P.L.C. Sponsored ADR............................................ 17,176  685,322
   Brewin Dolphin Holdings P.L.C......................................  8,248   19,388
   British Sky Broadcasting Group P.L.C. Sponsored ADR................    650   28,886
   Britvic P.L.C......................................................  2,726   12,831
   BT Group P.L.C. Sponsored ADR......................................  2,400   81,744
   Bunzl P.L.C........................................................  3,497   60,934
   Burberry Group P.L.C...............................................  1,344   26,321
   Cable & Wireless Communications P.L.C.............................. 46,271   22,727
  *Cairn Energy P.L.C.................................................  3,070   13,736
   Capita P.L.C.......................................................  2,990   33,239
   Carillion P.L.C....................................................  9,492   37,502
   Carnival P.L.C.....................................................    367   12,310
   Carnival P.L.C. ADR................................................  1,300   43,563
   Catlin Group, Ltd..................................................  6,182   41,903
  *Centamin P.L.C.....................................................  1,892    1,962
   Centrica P.L.C..................................................... 14,387   71,410
   Chemring Group P.L.C...............................................    722    3,264
   Chesnara P.L.C.....................................................  3,877    9,926
   Close Brothers Group P.L.C.........................................  2,952   34,409
   Cobham P.L.C....................................................... 11,022   40,071
  *Colt Group SA......................................................  2,757    4,839
   Compass Group P.L.C................................................  8,172   87,659
   Computacenter P.L.C................................................  3,281   18,229
   Cookson Group P.L.C................................................  5,870   50,492
   Cranswick P.L.C....................................................    855   11,452
   Croda International P.L.C..........................................  1,303   47,923
   CSR P.L.C..........................................................  2,830   13,871
   Daily Mail & General Trust P.L.C. Series A.........................  4,069   28,833
   Dairy Crest Group P.L.C............................................  2,589   13,676
   De La Rue P.L.C....................................................  1,308   20,897
   Debenhams P.L.C.................................................... 22,081   31,764

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
UNITED KINGDOM -- (Continued)
   Dignity P.L.C......................................................    576 $  7,692
  *Dixons Retail P.L.C................................................ 49,297   12,224
   Domino Printing Sciences P.L.C.....................................  2,941   25,416
   Drax Group P.L.C...................................................  6,130   45,582
   DS Smith P.L.C..................................................... 21,868   51,288
  *DTZ Holdings P.L.C.................................................  2,791       --
   E2V Technologies P.L.C.............................................  3,334    5,973
   easyJet P.L.C......................................................  2,947   25,863
   Elementis P.L.C....................................................  5,496   18,068
  *EnQuest P.L.C......................................................  8,083   14,240
  *Enterprise Inns P.L.C.............................................. 11,823   10,637
   Eurasian Natural Resources Corp. P.L.C.............................    817    5,007
   Evraz P.L.C........................................................  3,308   12,270
   Experian P.L.C.....................................................  3,075   45,596
   F&C Asset Management P.L.C.........................................  6,813    9,383
   Fenner P.L.C.......................................................  3,512   19,269
   Filtrona P.L.C.....................................................  4,670   33,969
  *Findel P.L.C....................................................... 16,824      795
   Firstgroup P.L.C...................................................  8,640   30,168
   G4S P.L.C.......................................................... 22,582   87,722
  *Gem Diamonds, Ltd..................................................  2,700    8,325
   GKN P.L.C.......................................................... 24,867   81,760
   Go-Ahead Group P.L.C...............................................    487    9,791
   Greggs P.L.C.......................................................  1,490   12,007
   Halfords Group P.L.C...............................................  4,424   14,222
   Halma P.L.C........................................................  7,034   43,519
   Hays P.L.C.........................................................  7,814    9,180
   Helical Bar P.L.C..................................................  3,459   10,677
  *Helphire P.L.C.....................................................  4,847       74
   Henderson Group P.L.C.............................................. 12,095   18,468
   Hill & Smith Holdings P.L.C........................................  4,285   20,266
   Hiscox, Ltd........................................................  6,571   45,430
   Home Retail Group P.L.C............................................  5,486    6,649
   Homeserve P.L.C....................................................  2,825    9,198
   Howden Joinery Group P.L.C.........................................  7,492   16,158
   HSBC Holdings P.L.C. Sponsored ADR................................. 21,019  878,594
   Hunting P.L.C......................................................  2,655   32,344
   Huntsworth P.L.C...................................................  9,410    6,618
   ICAP P.L.C.........................................................  9,292   46,258
   IG Group Holdings P.L.C............................................  3,093   21,727
   IMI P.L.C..........................................................  2,813   36,134
   Inchcape P.L.C..................................................... 10,165   59,817
   Informa P.L.C...................................................... 10,074   58,298
   Inmarsat P.L.C.....................................................  3,198   24,591
  *Innovation Group P.L.C............................................. 32,087    9,173
   InterContinental Hotels Group P.L.C. ADR...........................  1,600   39,520
   Intermediate Capital Group P.L.C...................................  2,962   12,030
  *International Consolidated Airlines Group SA....................... 16,331   40,840
   International Personal Finance P.L.C...............................  5,305   23,234
   Interserve P.L.C...................................................  2,216   11,274
   Intertek Group P.L.C...............................................  1,135   48,517
   Invensys P.L.C.....................................................  5,798   21,824
   Investec P.L.C..................................................... 10,261   60,459
  *IP Group P.L.C.....................................................  4,973   10,995
   ITV P.L.C.......................................................... 22,994   27,133
   Jardine Lloyd Thompson Group P.L.C.................................  1,972   22,627
   JD Wetherspoon P.L.C...............................................    229    1,661
  *JKX Oil & Gas P.L.C................................................  3,242    4,433
   John Wood Group P.L.C..............................................  5,173   62,909
   Johnson Matthey P.L.C..............................................  1,656   56,453
  *Johnston Press P.L.C...............................................  9,724      761

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
UNITED KINGDOM -- (Continued)
   Kazakhmys P.L.C....................................................  2,842 $ 31,226
   KCOM Group P.L.C................................................... 13,914   17,040
   Keller Group P.L.C.................................................  1,423   10,373
   Kesa Electricals P.L.C.............................................  3,132    2,094
   Kingfisher P.L.C................................................... 26,248  109,472
  *Kofax P.L.C........................................................  1,336    5,815
   Laird P.L.C........................................................  6,889   23,381
   Lamprell P.L.C.....................................................  2,548    3,146
   Lancashire Holdings, Ltd...........................................  2,692   32,962
  *Lloyds Banking Group P.L.C......................................... 26,361   12,503
  *Lloyds Banking Group P.L.C. Sponsored ADR.......................... 23,849   45,075
   Logica P.L.C....................................................... 27,824   45,516
   London Stock Exchange Group P.L.C..................................  2,568   38,920
   Lonmin P.L.C.......................................................  3,027   32,975
   Lookers P.L.C......................................................  4,741    4,847
   Low & Bonar P.L.C..................................................  7,100    6,658
  *Man Group P.L.C....................................................  9,204   11,465
   Marks & Spencer Group P.L.C........................................ 12,946   67,546
   Marshalls P.L.C....................................................  2,962    3,802
  *McBride P.L.C......................................................  5,164    9,712
   Meggitt P.L.C...................................................... 14,533   87,106
   Melrose P.L.C......................................................  4,124   14,227
   Michael Page International P.L.C...................................  4,900   28,103
  *Mitchells & Butlers P.L.C..........................................  6,562   26,761
   Mitie Group P.L.C..................................................  7,518   31,914
   Mondi P.L.C........................................................  6,514   55,418
   Morgan Crucible Co. P.L.C..........................................  3,198   12,636
   Morgan Sindall Group P.L.C.........................................    778    8,167
   N Brown Group P.L.C................................................  2,652   10,913
   National Express Group P.L.C....................................... 10,716   35,354
   National Grid P.L.C. Sponsored ADR.................................  1,305   67,730
   Next P.L.C.........................................................    805   40,533
  *Northgate P.L.C....................................................  2,035    6,319
   Novae Group P.L.C..................................................  2,345   13,310
   Old Mutual P.L.C................................................... 49,164  121,020
   Pace P.L.C.........................................................  6,191   14,664
   Pearson P.L.C. Sponsored ADR.......................................  7,614  142,991
  *Pendragon P.L.C.................................................... 30,527    7,299
   Pennon Group P.L.C.................................................  3,952   47,532
   Persimmon P.L.C....................................................  6,696   64,440
   Petropavlovsk P.L.C................................................  3,030   20,459
   Phoenix IT Group, Ltd..............................................  1,920    5,201
   Premier Farnell P.L.C..............................................  3,194    8,880
  *Premier Foods P.L.C................................................  2,924    3,289
  *Premier Oil P.L.C..................................................  7,044   42,444
   Prudential P.L.C. ADR..............................................  6,900  164,082
   Psion P.L.C........................................................  4,455    6,082
  *Punch Taverns P.L.C................................................ 12,288    1,154
   PZ Cussons P.L.C...................................................  1,245    5,979
   Qinetiq Group P.L.C................................................ 15,195   39,805
  *Quintain Estates & Development P.L.C............................... 14,008   10,915
   Randgold Resources, Ltd............................................    235   21,123
   Rathbone Brothers P.L.C............................................    754   15,227
  #Reed Elsevier P.L.C. ADR...........................................  1,125   37,901
   Regus P.L.C........................................................ 13,221   18,940
   Renishaw P.L.C.....................................................    991   23,398
   Rentokil Initial P.L.C............................................. 20,074   22,597
   Resolution, Ltd.................................................... 25,695   82,736
   Rexam P.L.C........................................................ 13,962   94,894
   Rio Tinto P.L.C....................................................    948   43,657
   Rio Tinto P.L.C. Sponsored ADR.....................................  3,700  170,977

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C......................................... 10,606 $  140,982
   Rotork P.L.C.......................................................    944     32,586
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR..................    504      3,422
   Royal Dutch Shell P.L.C. ADR....................................... 15,447  1,089,940
   RPS Group P.L.C....................................................  5,472     20,706
   RSA Insurance Group P.L.C.......................................... 54,564     92,859
   Sage Group P.L.C................................................... 21,589     97,083
   Sainsbury (J.) P.L.C............................................... 16,870     85,319
  *Salamander Energy P.L.C............................................  2,521      7,403
   Savills P.L.C......................................................  4,011     23,169
   Schroders P.L.C....................................................  1,473     29,571
   Schroders P.L.C. Non-Voting........................................    871     14,359
   SDL P.L.C..........................................................  2,030     21,771
   Senior P.L.C.......................................................  9,084     27,359
   Serco Group P.L.C..................................................  5,235     47,179
   Severfield-Rowen P.L.C.............................................  1,606      3,809
   Severn Trent P.L.C.................................................  1,705     46,053
   Shanks Group P.L.C................................................. 13,706     16,817
   SIG P.L.C..........................................................  8,856     13,012
  *SOCO International P.L.C...........................................  3,504     17,860
   Spectris P.L.C.....................................................  2,415     58,395
   Speedy Hire P.L.C..................................................  1,158        434
   Spirax-Sarco Engineering P.L.C.....................................  1,339     41,132
   Spirent Communications P.L.C....................................... 19,193     49,582
   Spirit Pub Co. P.L.C............................................... 12,288      9,926
   SSE P.L.C..........................................................  3,985     81,850
   St. James's Place P.L.C............................................  4,098     22,016
   St. Modwen Properties P.L.C........................................  3,552      9,853
   Stagecoach Group P.L.C.............................................  8,475     37,439
   Standard Chartered P.L.C........................................... 12,061    276,100
   Standard Life P.L.C................................................ 26,082     98,613
   TalkTalk Telecom Group P.L.C.......................................  5,939     16,140
   Tate & Lyle P.L.C..................................................  6,232     64,375
   Taylor Wimpey P.L.C................................................ 71,079     49,051
  *Telecity Group P.L.C...............................................  2,044     27,426
   Tesco P.L.C........................................................ 30,031    149,523
   Thomas Cook Group P.L.C............................................ 17,383      4,551
   Travis Perkins P.L.C...............................................  3,852     60,708
  *Trinity Mirror P.L.C...............................................  7,656      3,178
   TT electronics P.L.C...............................................  3,593      8,323
   TUI Travel P.L.C...................................................  7,598     21,698
   Tullett Prebon P.L.C...............................................  1,416      6,043
   Tullow Oil P.L.C...................................................  2,740     55,150
   UBM P.L.C..........................................................  5,369     53,804
  *UK Coal P.L.C......................................................  5,854        770
   Ultra Electronics Holdings P.L.C...................................    795     18,262
   Unilever P.L.C. Sponsored ADR......................................  1,800     64,458
   United Utilities Group P.L.C.......................................  4,818     51,524
  *Vedanta Resources P.L.C............................................  1,465     22,283
  *Veripos, Inc.......................................................    172        332
   Vodafone Group P.L.C. Sponsored ADR................................ 28,773    827,224
   Weir Group P.L.C. (The)............................................    657     16,967
   WH Smith P.LC......................................................  4,107     35,400
   Whitbread P.L.C....................................................  2,971     99,252
   William Morrison Supermarkets P.L.C................................ 20,251     87,924
  *Wincanton P.L.C....................................................  2,286      1,432
   Wolseley P.L.C.....................................................  2,035     73,191
   Wolseley P.L.C. ADR................................................  2,900     10,382
  #WPP P.L.C. Sponsored ADR...........................................  2,100    133,497
   WS Atkins P.L.C....................................................  1,777     20,565
   WSP Group P.L.C....................................................  1,365      9,288

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                   SHARES     VALUE++
                                                                                                   ------     -------
UNITED KINGDOM -- (Continued)
  *Xchanging P.L.C...........................................................................       2,042 $     3,100
   Xstrata P.L.C.............................................................................      11,296     149,274
 #*Yell Group P.L.C..........................................................................      24,812         504
                                                                                                          -----------
TOTAL UNITED KINGDOM.........................................................................              12,588,870
                                                                                                          -----------
TOTAL COMMON STOCKS..........................................................................              60,235,748
                                                                                                          -----------

RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
  *Tessenderlo Chemie NV STRIP VVPR..........................................................         131          19
                                                                                                          -----------
FRANCE -- (0.0%)
 #*Technicolor SA Rights 08/02/12............................................................       1,546          84
                                                                                                          -----------
ITALY -- (0.0%)
  *Credito Artigiano SpA Rights 08/24/12.....................................................       1,391          --
                                                                                                          -----------
NORWAY -- (0.0%)
  *Renewable Energy Corp. ASA Rights 09/03/12................................................         339          34
                                                                                                          -----------
PORTUGAL -- (0.0%)
 #*Banco BPI SA Rights 08/03/12..............................................................       5,001           2
                                                                                                          -----------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 07/27/12........................................................       9,476       1,737
  *Pescanova SA Rights 07/26/12..............................................................         312           4
                                                                                                          -----------
TOTAL SPAIN..................................................................................                   1,741
                                                                                                          -----------
UNITED KINGDOM -- (0.1%)
  *Melrose P.L.C. FPR 07/31/12...............................................................       8,248      28,527
                                                                                                          -----------
TOTAL RIGHTS/WARRANTS........................................................................                  30,407
                                                                                                          -----------

                                                                                                  SHARES/
                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                                   (000)       VALUE+
                                                                                                  -------     -------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund...........................................................   4,000,000   4,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12 (Collateralized by
     FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued at $1,008,777) to be repurchased at
     $989,002................................................................................        $989     988,997
                                                                                                          -----------
TOTAL SECURITIES LENDING COLLATERAL..........................................................               4,988,997
                                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $91,502,622)^^.......................................................................             $65,255,152
                                                                                                          ===========

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
  Australia........................ $   389,740 $ 4,030,384   --    $ 4,420,124
  Austria..........................          --     319,272   --        319,272
  Belgium..........................      39,435     452,468   --        491,903
  Canada...........................   6,967,134      14,318   --      6,981,452
  Denmark..........................         295     425,986   --        426,281
  Finland..........................     165,812     742,945   --        908,757
  France...........................     725,595   3,294,764   --      4,020,359
  Germany..........................     443,902   2,997,752   --      3,441,654
  Greece...........................      20,996     148,685   --        169,681
  Hong Kong........................          --   1,531,467   --      1,531,467
  Ireland..........................      62,172     211,351   --        273,523
  Israel...........................       9,468     217,151   --        226,619
  Italy............................     258,757   1,020,004   --      1,278,761
  Japan............................     749,520  12,452,141   --     13,201,661
  Netherlands......................     135,175   1,082,283   --      1,217,458
  New Zealand......................          --     162,347   --        162,347
  Norway...........................      90,533     608,441   --        698,974
  Portugal.........................      12,592     180,578   --        193,170
  Singapore........................          --   1,217,056   --      1,217,056
  Spain............................     415,501     860,584   --      1,276,085
  Sweden...........................     175,750   1,825,886   --      2,001,636
  Switzerland......................     313,792   2,874,846   --      3,188,638
  United Kingdom...................   4,909,570   7,679,300   --     12,588,870
Rights/Warrants
  Belgium..........................          --          19   --             19
  France...........................          --          84   --             84
  Italy............................          --          --   --             --
  Norway...........................          --          34   --             34
  Portugal.........................          --           2   --              2
  Spain............................          --       1,741   --          1,741
  United Kingdom...................          --      28,527   --         28,527
Securities Lending Collateral......          --   4,988,997   --      4,988,997
                                    ----------- -----------   --    -----------
TOTAL.............................. $15,885,739 $49,369,413   --    $65,255,152
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES   VALUE+
                                                                        ------   ------
AFFILIATED INVESTMENT COMPANIES -- (99.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment
  Group Inc...........................................................   6,599 $ 71,861
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................   6,129   71,403
Investment in Large Cap International Portfolio of DFA Investment
  Dimensions Group Inc................................................   1,780   30,501
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................   1,204   11,266
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.....................................     221    3,988
Investment in The Emerging Markets Series of The DFA Investment Trust
  Company.............................................................            8,984
                                                                               --------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $190,680)..................................................          198,003
                                                                               --------

TEMPORARY CASH INVESTMENTS -- (1.0%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $2,074).......................................................   2,074    2,074
                                                                               --------
   TOTAL INVESTMENTS - (100.0%) (Cost $193,226).......................         $200,077
                                                                               ========

Summary of the Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------
                                                LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                              ------------ ------- ------- ------------
Affiliated Investment Companies.............. $    198,003   --      --    $    198,003
Temporary Cash Investments...................        2,074   --      --           2,074
                                              ------------   --      --    ------------
TOTAL........................................ $    200,077   --      --    $    200,077
                                              ============   ==      ==    ============

              See accompanying Notes to Schedules of Investments.

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES VALUE+
                                                                       ------ ------
AFFILIATED INVESTMENT COMPANIES -- (86.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA
  Investment Dimensions Group Inc.....................................    307 $3,937
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc................................................     29    170
Investment in Dimensional Retirement Fixed Income Fund III of DFA
  Investment Dimensions Group Inc.....................................     15    301
                                                                              ------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $4,367)....................................................         4,408
                                                                              ------

TEMPORARY CASH INVESTMENTS -- (13.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $662).........................................................    662    662
                                                                              ------
   TOTAL INVESTMENTS - (100.0%) (Cost $5,029).........................        $5,070
                                                                              ======

Summary of the Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                       ----------- -------- ------- -----------
Affiliated Investment Companies....... $     4,408       --   --    $     4,408
Temporary Cash Investments............         662       --   --            662
                                       ----------- --------   --    -----------
TOTAL................................. $     5,070 $     --   --    $     5,070
                                       =========== ========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                 FACE
                                                                AMOUNT   VALUE+
                                                                ------   ------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
U.S. Treasury Inflation Note
  2.125%, 02/15/41.............................................   $ 69 $109,039
  0.750%, 02/15/42.............................................    310  352,127
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS................................         461,166
                                                                       --------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $425,016)..............................................        $461,166
                                                                       ========

Summary of the Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                        -----------------------------------------
                                        LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                        ------- ------------ ------- ------------
U.S. Treasury Obligations..............   --    $    461,166   --    $    461,166
                                          --    ------------   --    ------------
TOTAL..................................   --    $    461,166   --    $    461,166
                                          ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES   VALUE+
                                                                       ------   ------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (12.9%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  1,800 $  6,318
    A.H. Belo Corp. Class A...........................................    900    3,726
    Aaron's, Inc......................................................  4,736  138,907
    Abercrombie & Fitch Co. Class A...................................  2,700   91,260
   #Advance Auto Parts, Inc...........................................    845   59,277
   *Aeropostale, Inc..................................................  4,600   90,712
   *AFC Enterprises, Inc..............................................    800   17,672
   *Amazon.com, Inc...................................................  1,800  419,940
    Ambassadors Group, Inc............................................  1,110    6,061
   *AMC Networks, Inc. Class A........................................  1,595   69,159
   #American Eagle Outfitters, Inc.................................... 10,957  228,125
   *American Public Education, Inc....................................    400   10,044
   *America's Car-Mart, Inc...........................................    700   32,116
   *Amerigon, Inc.....................................................  1,100   12,375
   *ANN, Inc..........................................................  2,685   72,710
   *Apollo Group, Inc. Class A........................................    800   21,760
    Arbitron, Inc.....................................................    800   28,056
   *Arctic Cat, Inc...................................................  1,000   44,000
    Ark Restaurants Corp..............................................    120    1,789
   *Asbury Automotive Group, Inc......................................  2,143   56,061
   *Ascena Retail Group, Inc..........................................  8,780  161,025
   *Ascent Capital Group, Inc. Class A................................    900   44,802
   #Autoliv, Inc......................................................  2,800  158,396
   *AutoNation, Inc...................................................  1,900   74,917
  #*AutoZone, Inc.....................................................    200   75,046
   *Ballantyne Strong, Inc............................................    900    4,815
  #*Barnes & Noble, Inc...............................................  4,542   60,272
    Bassett Furniture Industries, Inc.................................    600    7,350
   *Beazer Homes USA, Inc.............................................  5,700   13,224
    bebe stores, Inc..................................................  4,600   27,600
   *Bed Bath & Beyond, Inc............................................  1,350   82,282
    Belo Corp. Class A................................................  5,477   37,517
    Benihana, Inc.....................................................  1,300   21,086
   #Best Buy Co., Inc................................................. 10,211  184,717
    Big 5 Sporting Goods Corp.........................................  1,500   11,310
   *Big Lots, Inc.....................................................  2,000   81,020
   *Biglari Holdings, Inc.............................................     75   28,181
  #*Blue Nile, Inc....................................................    400   10,272
   *Bluegreen Corp....................................................  1,400    6,706
    Blyth, Inc........................................................  1,150   39,422
    Bob Evans Farms, Inc..............................................  1,945   74,921
   *Body Central Corp.................................................    600    6,204
   #Bon-Ton Stores, Inc. (The)........................................  1,300    8,580
   *Books-A-Million, Inc..............................................    600    1,416
   *BorgWarner, Inc...................................................  3,700  248,270
   *Bravo Brio Restaurant Group, Inc..................................  1,429   25,822
  #*Bridgepoint Education, Inc........................................  2,600   23,660
    Brown Shoe Co., Inc...............................................  2,800   38,528
    Brunswick Corp....................................................  1,976   43,452
   #Buckle, Inc. (The)................................................  1,200   46,404
   *Build-A-Bear Workshop, Inc........................................  1,400    6,510
   *Cabela's, Inc.....................................................  4,000  183,760
   #Cablevision Systems Corp. Class A.................................  2,100   32,214
   *Cache, Inc........................................................    483    1,690
    Callaway Golf Co..................................................  5,050   27,724
   *Cambium Learning Group, Inc.......................................  2,515    2,855
   *Capella Education Co..............................................    376    9,972
   *Career Education Corp.............................................  4,300   20,253

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Consumer Discretionary -- (Continued)
   *Caribou Coffee Co., Inc...........................................  1,505 $   17,112
  #*CarMax, Inc.......................................................  5,650    157,240
   *Carmike Cinemas, Inc..............................................    400      5,560
    Carnival Corp.....................................................  9,848    327,741
    Carriage Services, Inc............................................  1,100      8,888
   *Carrols Restaurant Group, Inc.....................................  1,467      7,936
   *Carter's, Inc.....................................................  2,602    131,843
   *Casual Male Retail Group, Inc.....................................  2,800     10,640
    Cato Corp. Class A (The)..........................................  1,800     50,400
   *Cavco Industries, Inc.............................................    500     23,930
    CBS Corp. Class A.................................................    734     24,736
    CBS Corp. Class B................................................. 11,757    393,389
    CEC Entertainment, Inc............................................  1,000     34,460
   *Charles & Colvard, Ltd............................................    612      2,271
   *Charter Communications, Inc. Class A..............................    700     53,844
   *Cheesecake Factory, Inc. (The)....................................  3,793    127,141
    Cherokee, Inc.....................................................    200      2,680
    Chico's FAS, Inc..................................................  9,596    147,011
   *Children's Place Retail Stores, Inc. (The)........................  1,500     76,200
  #*Chipotle Mexican Grill, Inc.......................................    200     58,466
   #Choice Hotels International, Inc..................................  1,400     56,112
    Christopher & Banks Corp..........................................  1,927      4,201
   #Cinemark Holdings, Inc............................................  6,600    154,308
   *Citi Trends, Inc..................................................    912     13,707
   *Clear Channel Outdoor Holdings, Inc. Class A......................  1,700      8,602
    Coach, Inc........................................................  1,400     69,062
  #*Coinstar, Inc.....................................................  1,400     66,486
   *Coldwater Creek, Inc..............................................    623        399
   *Collective Brands, Inc............................................  3,771     81,152
    Collectors Universe, Inc..........................................    300      4,377
   #Columbia Sportswear Co............................................  1,700     86,003
    Comcast Corp. Class A............................................. 48,637  1,583,134
    Comcast Corp. Special Class A..................................... 13,944    445,232
  #*Conn's, Inc.......................................................  2,460     43,911
    Cooper Tire & Rubber Co...........................................  4,800     83,856
   *Corinthian Colleges, Inc..........................................  6,107     12,336
    Cracker Barrel Old Country Store, Inc.............................  1,500     93,990
  #*Crocs, Inc........................................................  6,175     94,786
   *Crown Media Holdings, Inc. Class A................................    700      1,365
    CSS Industries, Inc...............................................    200      3,748
    CTC Media, Inc....................................................  6,233     46,249
    Culp, Inc.........................................................    600      6,000
   *Cumulus Media, Inc. Class A.......................................  6,797     17,128
    D.R. Horton, Inc.................................................. 14,274    251,651
   #Dana Holding Corp................................................. 10,119    133,368
    Darden Restaurants, Inc...........................................  1,470     75,235
  #*Deckers Outdoor Corp..............................................    600     25,026
   *dELiA*s, Inc......................................................    171        260
   *Delta Apparel, Inc................................................    600      8,400
    Destination Maternity Corp........................................  1,000     17,890
   #DeVry, Inc........................................................  3,500     68,705
   #Dick's Sporting Goods, Inc........................................  1,000     49,120
   *Digital Generation, Inc...........................................  1,500     15,990
    Dillard's, Inc. Class A...........................................  3,150    205,474
   *DineEquity, Inc...................................................  1,200     63,960
   *DIRECTV Class A...................................................  3,900    193,674
   *Discovery Communications, Inc. Class A............................  1,200     60,756
   *Discovery Communications, Inc. Class B............................    100      5,076
   *Discovery Communications, Inc. Class C............................  1,200     55,944
    DISH Network Corp. Class A........................................    900     27,684
   *Dixie Group, Inc. (The)...........................................    200        692

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Dollar General Corp...............................................  1,267 $ 64,630
   *Dollar Tree, Inc..................................................  1,000   50,340
    Domino's Pizza, Inc...............................................  2,600   88,764
   *Dorman Products, Inc..............................................  2,306   66,228
  #*DreamWorks Animation SKG, Inc. Class A............................  4,175   80,160
   *Drew Industries, Inc..............................................  1,100   29,546
   #DSW, Inc. Class A.................................................    996   58,884
   *E.W. Scripps Co. Class A (The)....................................  3,149   29,254
   *Education Management Corp.........................................  3,157   11,870
    Einstein Noah Restaurant Group, Inc...............................  1,208   20,536
   *Emerson Radio Corp................................................  1,100    2,211
  #*Entercom Communications Corp. Class A.............................  2,204   11,990
    Entravision Communications Corp. Class A..........................  1,450    1,798
    Escalade, Inc.....................................................    350    2,100
   #Ethan Allen Interiors, Inc........................................  2,200   45,386
   *Exide Technologies................................................  3,247    9,514
   #Expedia, Inc......................................................  4,275  243,632
  #*Express, Inc......................................................  1,600   25,760
    Family Dollar Stores, Inc.........................................  1,300   85,904
   *Famous Dave's of America, Inc.....................................    600    6,240
   *Federal-Mogul Corp................................................  3,928   39,084
   *Fiesta Restaurant Group, Inc......................................  1,467   22,577
    Finish Line, Inc. Class A (The)...................................  3,450   72,036
   *Fisher Communications, Inc........................................    400   12,784
    Flexsteel Industries, Inc.........................................    148    3,166
    Foot Locker, Inc..................................................  9,082  299,888
    Ford Motor Co..................................................... 15,860  146,546
  #*Fossil, Inc.......................................................    600   43,014
    Fred's, Inc. Class A..............................................  2,600   36,920
   *Fuel Systems Solutions, Inc.......................................  1,533   27,165
   *Gaiam, Inc. Class A...............................................    597    2,048
   #GameStop Corp. Class A............................................  7,400  118,548
    Gaming Partners International Corp................................    400    2,476
    Gannett Co., Inc.................................................. 14,617  206,246
    Gap, Inc. (The)...................................................  5,887  173,608
   #Garmin, Ltd.......................................................  6,885  265,830
   *Gaylord Entertainment Co..........................................  3,447  126,677
   *Geeknet, Inc......................................................    200    4,000
   *General Motors Co................................................. 18,030  355,371
   *Genesco, Inc......................................................  1,759  116,481
   #Gentex Corp.......................................................  1,500   24,015
    Genuine Parts Co..................................................  1,794  114,870
   *G-III Apparel Group, Ltd..........................................  1,000   24,570
   #GNC Holdings, Inc. Class A........................................  1,200   46,236
  #*Goodyear Tire & Rubber Co. (The)..................................  5,200   59,540
   *Gordmans Stores, Inc..............................................    832   14,094
   *Grand Canyon Education, Inc.......................................  1,434   23,862
   *Gray Television, Inc..............................................  1,292    2,171
   #Group 1 Automotive, Inc...........................................  1,600   86,000
   #Guess?, Inc.......................................................  1,944   58,514
    H&R Block, Inc....................................................  3,300   53,229
  #*Hanesbrands, Inc..................................................  3,200   96,064
    Harley-Davidson, Inc..............................................  2,600  112,398
   *Harman International Industries, Inc..............................  4,606  185,852
    Harte-Hanks, Inc..................................................  3,769   23,745
   #Hasbro, Inc.......................................................  1,400   50,148
    Haverty Furniture Cos., Inc.......................................  1,457   16,435
   *Helen of Troy, Ltd................................................  2,230   67,926
  #*hhgregg, Inc......................................................  2,852   19,622
  #*Hibbett Sports, Inc...............................................    800   48,616
    Hillenbrand, Inc..................................................  3,200   55,328

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
    Home Depot, Inc. (The)............................................  9,700 $506,146
    Hooker Furniture Corp.............................................    554    6,532
    Hot Topic, Inc....................................................  3,272   33,244
    HSN, Inc..........................................................  1,776   75,231
   *Hyatt Hotels Corp. Class A........................................  1,361   48,384
   *Iconix Brand Group, Inc...........................................  4,100   72,693
    International Speedway Corp. Class A..............................  1,600   41,024
    Interpublic Group of Cos., Inc. (The)............................. 14,970  147,754
    Interval Leisure Group, Inc.......................................  3,289   60,320
  #*iRobot Corp.......................................................  1,030   23,443
  #*ITT Educational Services, Inc.....................................    800   31,056
   #J.C. Penney Co., Inc..............................................  6,640  149,466
   *Jack in the Box, Inc..............................................  2,800   75,572
    JAKKS Pacific, Inc................................................    496    7,946
   #John Wiley & Sons, Inc. Class B...................................    142    6,784
    Johnson Controls, Inc.............................................  7,528  185,565
   *Johnson Outdoors, Inc. Class A....................................     75    1,570
    Jones Group, Inc. (The)...........................................  4,523   47,808
  #*Jos. A. Bank Clothiers, Inc.......................................  1,580   66,771
   *Journal Communications, Inc. Class A..............................  3,300   18,282
  #*K12, Inc..........................................................  2,800   50,624
   #KB Home...........................................................  5,700   52,668
   *Kenneth Cole Productions, Inc. Class A............................    500    7,520
   *Kid Brands, Inc...................................................     15       23
   *Kirkland's, Inc...................................................  1,534   16,583
    Kohl's Corp.......................................................  4,195  208,575
   *Krispy Kreme Doughnuts, Inc.......................................  4,417   26,944
  #*K-Swiss, Inc. Class A.............................................  1,400    4,354
    Lacrosse Footwear, Inc............................................    300    5,985
   *Lakeland Industries, Inc..........................................    300    1,980
  #*Lamar Advertising Co. Class A.....................................  1,730   52,506
   *La-Z-Boy, Inc.....................................................  3,815   45,627
   *LeapFrog Enterprises, Inc.........................................  4,100   47,109
   #Lear Corp.........................................................  2,888  102,668
   *Learning Tree International, Inc..................................    700    3,381
   *Lee Enterprises, Inc..............................................  1,700    2,125
   #Leggett & Platt, Inc..............................................  8,077  187,225
   #Lennar Corp. Class A..............................................  9,100  265,811
    Lennar Corp. Class B Voting.......................................  1,400   31,780
   *Libbey, Inc.......................................................    737   10,701
   *Liberty Global, Inc. Class A......................................    900   47,502
   *Liberty Global, Inc. Class C......................................    700   34,888
   *Liberty Interactive Corp. Class A................................. 24,423  457,443
   *Liberty Interactive Corp. Class B.................................     60    1,138
   *Liberty Media Corp. - Liberty Capital Class A.....................  3,825  361,845
   *Liberty Media Corp. - Liberty Capital Class B.....................     87    8,225
  #*Life Time Fitness, Inc............................................  3,066  139,227
    Lifetime Brands, Inc..............................................    706    9,093
    Limited Brands, Inc...............................................  1,200   57,060
   *LIN TV Corp. Class A..............................................  2,000    7,180
    Lincoln Educational Services Corp.................................  1,400    6,104
   *Lions Gate Entertainment Corp.....................................  3,252   43,739
    Lithia Motors, Inc. Class A.......................................  1,510   42,069
   *Live Nation Entertainment, Inc....................................  4,254   37,946
   *LKQ Corp..........................................................  1,700   60,061
    Lowe's Cos., Inc.................................................. 19,613  497,582
   *Luby's, Inc.......................................................  1,850   12,266
  #*Lululemon Athletica, Inc..........................................  1,200   67,776
  #*Lumber Liquidators Holdings, Inc..................................  1,700   71,893
   *M/I Homes, Inc....................................................  1,400   23,226
    Mac-Gray Corp.....................................................    800   11,064

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
    Macy's, Inc.......................................................  4,300 $154,112
   *Madison Square Garden Co. Class A (The)...........................  4,354  157,832
   *Maidenform Brands, Inc............................................  1,473   31,051
    Marcus Corp.......................................................  1,500   19,680
    Marine Products Corp..............................................  2,227   12,137
   *MarineMax, Inc....................................................  1,522   11,324
   #Marriott International, Inc. Class A..............................  1,903   69,307
   *Marriott Vacations Worldwide Corp.................................    210    6,514
   *Martha Stewart Living Omnimedia Class A...........................  3,017    9,805
    Mattel, Inc.......................................................  3,908  137,444
    Matthews International Corp. Class A..............................  1,900   55,100
   *McClatchy Co. Class A (The).......................................  4,116    6,627
    McDonald's Corp...................................................  2,570  229,655
    McGraw-Hill Cos., Inc. (The)......................................  1,440   67,622
    MDC Holdings, Inc.................................................  3,442  109,662
  #*Media General, Inc. Class A.......................................  1,600    7,824
    Men's Wearhouse, Inc. (The).......................................  3,605   98,236
   #Meredith Corp.....................................................  2,118   69,979
   *Meritage Homes Corp...............................................  2,486   87,259
   *Modine Manufacturing Co...........................................  2,200   14,762
   *Mohawk Industries, Inc............................................  3,572  237,288
   #Monro Muffler Brake, Inc..........................................  1,450   47,952
   #Morningstar, Inc..................................................  1,514   87,918
   *Motorcar Parts of America, Inc....................................    900    4,005
    Movado Group, Inc.................................................  1,500   35,160
   *Nathan's Famous, Inc..............................................    200    6,058
    National CineMedia, Inc...........................................  2,625   37,118
   *Nautilus, Inc.....................................................  1,610    5,152
   *Navarre Corp......................................................    600      804
  #*Netflix, Inc......................................................    500   28,425
   *New York & Co., Inc...............................................  4,900   22,295
  #*New York Times Co. Class A (The)..................................  8,100   62,775
    Newell Rubbermaid, Inc............................................  9,311  164,339
    News Corp. Class A................................................ 37,421  861,431
    News Corp. Class B................................................ 10,100  234,219
   *Nexstar Broadcasting Group, Inc. Class A..........................    600    3,912
   #NIKE, Inc. Class B................................................  1,804  168,403
   #Nordstrom, Inc....................................................  2,350  127,229
    Nutrisystem, Inc..................................................  1,700   17,824
   *NVR, Inc..........................................................    200  154,796
   *Office Depot, Inc................................................. 14,982   26,668
   *OfficeMax, Inc....................................................  5,699   25,589
    Omnicom Group, Inc................................................  1,782   89,421
   *Orbitz Worldwide, Inc.............................................  4,361   18,927
   *Orchard Supply Hardware Stores Corp. Class A......................    140    2,346
   *O'Reilly Automotive, Inc..........................................  1,650  141,471
   *Orient-Express Hotels, Ltd. Class A...............................  7,024   64,059
    Outdoor Channel Holdings, Inc.....................................  1,300    9,022
  #*Overstock.com, Inc................................................    600    4,824
    Oxford Industries, Inc............................................  1,000   43,240
   *Panera Bread Co. Class A..........................................    200   31,498
   *Papa John's International, Inc....................................  1,100   56,111
  #*Peet's Coffee & Tea, Inc..........................................    700   52,780
    Penske Automotive Group, Inc......................................  5,996  143,304
    Pep Boys - Manny, Moe & Jack (The)................................  3,200   29,024
   *Perfumania Holdings, Inc..........................................    260    2,236
   *Perry Ellis International, Inc....................................  1,200   22,620
    PetMed Express, Inc...............................................  1,583   15,387
    PetSmart, Inc.....................................................  1,200   79,332
   #Pier 1 Imports, Inc...............................................  6,300  103,887
   #Polaris Industries, Inc...........................................    700   52,612

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
    Pool Corp.........................................................  1,522 $ 56,101
   *Priceline.com, Inc................................................    200  132,348
   *PulteGroup, Inc................................................... 22,253  251,459
    PVH Corp..........................................................  2,300  182,689
   *Quiksilver, Inc...................................................  8,374   24,201
    R.G. Barry Corp...................................................    800   10,656
  #*Radio One, Inc. Class D...........................................  1,300    1,079
   #RadioShack Corp...................................................  5,500   16,005
    Ralph Lauren Corp.................................................    400   57,736
   *Red Lion Hotels Corp..............................................  1,300    9,724
   *Red Robin Gourmet Burgers, Inc....................................  1,136   33,910
   #Regal Entertainment Group Class A.................................  3,728   51,521
   #Regis Corp........................................................  3,922   66,360
    Rent-A-Center, Inc................................................  4,237  150,668
   *Rentrak Corp......................................................    600   11,232
   *Rocky Brands, Inc.................................................    402    4,639
    Ross Stores, Inc..................................................  2,300  152,812
    Royal Caribbean Cruises, Ltd......................................  9,989  249,525
   *Ruby Tuesday, Inc.................................................  4,400   28,204
   *rue21, inc........................................................  1,350   33,264
   *Ruth's Hospitality Group, Inc.....................................  2,763   18,567
   #Ryland Group, Inc. (The)..........................................  3,280   78,326
  #*Saks, Inc......................................................... 11,066  115,418
   *Sally Beauty Holdings, Inc........................................  4,600  121,532
    Scholastic Corp...................................................    500   15,065
   *School Specialty, Inc.............................................    485    1,630
   #Scripps Networks Interactive, Inc. Class A........................  1,350   72,698
  #*Sears Holdings Corp...............................................  3,000  148,470
   *Select Comfort Corp...............................................  2,076   53,997
    Service Corp. International....................................... 15,420  198,147
    Shiloh Industries, Inc............................................    800    8,408
    Shoe Carnival, Inc................................................  1,550   34,410
   *Shutterfly, Inc...................................................  2,700   88,641
    Signet Jewelers, Ltd. ADR.........................................  4,606  202,296
    Sinclair Broadcast Group, Inc. Class A............................  1,000   10,200
  #*Sirius XM Radio, Inc.............................................. 16,485   35,608
    Six Flags Entertainment Corp......................................  2,832  163,152
   *Skechers U.S.A., Inc. Class A.....................................  3,000   59,820
    Skyline Corp......................................................    400    1,964
   *Smith & Wesson Holding Corp.......................................  4,747   47,945
   #Sonic Automotive, Inc. Class A....................................  2,924   50,059
   *Sonic Corp........................................................  1,610   15,939
   #Sotheby's.........................................................  3,885  114,025
    Spartan Motors, Inc...............................................  2,400   12,240
    Speedway Motorsports, Inc.........................................  2,279   36,259
    Stage Stores, Inc.................................................    800   15,152
    Standard Motor Products, Inc......................................  1,754   24,661
  #*Standard Pacific Corp............................................. 11,452   64,933
   *Stanley Furniture Co., Inc........................................    661    2,703
    Staples, Inc...................................................... 19,218  244,837
    Starbucks Corp....................................................  3,900  176,592
    Starwood Hotels & Resorts Worldwide, Inc..........................  2,200  119,130
   *Stein Mart, Inc...................................................  2,216   17,617
   *Steiner Leisure, Ltd..............................................  1,000   41,700
   *Steinway Musical Instruments, Inc.................................    977   24,073
   *Steven Madden, Ltd................................................  2,502  101,156
    Stewart Enterprises, Inc. Class A.................................  4,800   32,784
   *Stoneridge, Inc...................................................  1,640   10,529
   #Strayer Education, Inc............................................    400   29,064
   #Sturm Ruger & Co., Inc............................................  1,200   59,316
    Superior Industries International, Inc............................  2,181   37,273

                                      751

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Discretionary -- (Continued)
   *Systemax, Inc.....................................................  1,842 $    22,970
   *Talbots, Inc......................................................    249         682
    Target Corp.......................................................  5,840     354,196
  #*Tempur-Pedic International, Inc...................................    707      20,142
   *Tenneco, Inc......................................................  2,272      66,547
  #*Tesla Motors, Inc.................................................  1,830      50,179
    Texas Roadhouse, Inc..............................................  5,056      87,519
   #Thor Industries, Inc..............................................  3,535     101,561
   #Tiffany & Co......................................................  1,200      65,916
    Time Warner Cable, Inc............................................  7,128     605,381
    Time Warner, Inc.................................................. 21,578     844,131
    TJX Cos., Inc. (The)..............................................  3,800     168,264
   *Toll Brothers, Inc................................................  9,870     287,908
   *Tower International, Inc..........................................    123       1,057
   *Town Sports International Holdings, Inc...........................    844      10,904
    Tractor Supply Co.................................................    937      85,145
   *Trans World Entertainment Corp....................................    200         600
  #*TripAdvisor, Inc..................................................  1,369      51,214
    True Religion Apparel, Inc........................................  1,500      39,360
   *TRW Automotive Holdings Corp......................................  3,828     150,440
   *Tuesday Morning Corp..............................................  1,700       8,602
    Tupperware Brands Corp............................................  1,250      65,525
    Ulta Salon Cosmetics & Fragrance, Inc.............................  2,600     220,688
  #*Under Armour, Inc. Class A........................................    800      43,552
   *Unifi, Inc........................................................  1,326      14,692
   *Universal Electronics, Inc........................................    751       9,455
    Universal Technical Institute, Inc................................  1,292      14,845
  #*Urban Outfitters, Inc.............................................  1,600      48,880
   *US Auto Parts Network, Inc........................................  1,256       5,338
   #V.F. Corp.........................................................    602      89,879
   #Vail Resorts, Inc.................................................  2,104     104,443
  #*Valassis Communications, Inc......................................  2,594      58,495
    Value Line, Inc...................................................    213       2,526
   *Valuevision Media, Inc. Class A...................................  1,269       2,386
    Viacom, Inc. Class A..............................................    100       4,883
    Viacom, Inc. Class B..............................................  3,257     152,134
   #Virgin Media, Inc.................................................  1,564      42,822
   *Visteon Corp......................................................  2,800      90,804
  #*Vitamin Shoppe, Inc...............................................  1,900     104,348
   *VOXX International Corp...........................................  1,300       9,737
    Walt Disney Co. (The)............................................. 34,826   1,711,350
   *Warnaco Group, Inc. (The).........................................  1,800      76,788
   #Washington Post Co. Class B (The).................................    500     169,250
   #Weight Watchers International, Inc................................    800      40,480
    Wendy's Co. (The)................................................. 22,258     102,164
   *West Marine, Inc..................................................  1,553      15,887
   *Wet Seal, Inc. Class A (The)......................................  5,000      13,700
    Weyco Group, Inc..................................................     47       1,119
    Whirlpool Corp....................................................  3,520     237,811
    Wiley (John) & Sons, Inc. Class A.................................  2,250     107,212
    Williams-Sonoma, Inc..............................................  2,424      84,234
    Winmark Corp......................................................    200      11,048
   *Winnebago Industries, Inc.........................................  2,317      23,471
   #Wolverine World Wide, Inc.........................................  1,400      62,202
   #World Wrestling Entertainment, Inc. Class A.......................  1,700      13,175
    Wyndham Worldwide Corp............................................  5,702     296,789
    Yum! Brands, Inc..................................................  2,300     149,132
  #*Zagg, Inc.........................................................  1,156      12,832
   *Zale Corp.........................................................  2,100       6,342
  #*Zumiez, Inc.......................................................  1,507      54,749
                                                                              -----------
Total Consumer Discretionary..........................................         34,364,101
                                                                              -----------

                                      752

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Consumer Staples -- (4.9%)
    Alico, Inc........................................................    400 $   11,692
    Andersons, Inc. (The).............................................  1,300     49,361
    Avon Products, Inc................................................  2,600     40,274
    B&G Foods, Inc....................................................  2,400     67,200
    Bunge, Ltd........................................................  6,730    442,632
    Calavo Growers, Inc...............................................    863     23,284
    Cal-Maine Foods, Inc..............................................  1,500     56,595
   #Campbell Soup Co..................................................  3,380    111,912
   #Casey's General Stores, Inc.......................................  1,160     68,939
   *Central Garden & Pet Co...........................................    800      8,592
   *Central Garden & Pet Co. Class A..................................  2,700     30,834
   *Chiquita Brands International, Inc................................  2,729     14,136
    Clorox Co. (The)..................................................  1,455    105,793
    Coca-Cola Bottling Co. Consolidated...............................    556     37,347
    Coca-Cola Enterprises, Inc........................................ 10,300    301,996
    Colgate-Palmolive Co..............................................  2,400    257,664
    ConAgra Foods, Inc................................................ 14,367    354,721
    Costco Wholesale Corp.............................................  2,527    243,047
    CVS Caremark Corp................................................. 29,580  1,338,495
   *Darling International, Inc........................................  8,052    133,019
   *Dean Foods Co.....................................................  6,800     84,116
   #Diamond Foods, Inc................................................  1,200     19,524
  #*Dole Food Co., Inc................................................  5,223     61,475
    Dr. Pepper Snapple Group, Inc.....................................  2,408    109,757
   *Elizabeth Arden, Inc..............................................  1,988     77,552
   *Energizer Holdings, Inc...........................................  2,167    168,528
    Estee Lauder Cos., Inc. Class A (The).............................  1,200     62,856
   *Farmer Bros. Co...................................................  1,092      8,518
    Flowers Foods, Inc................................................  4,397     93,964
    Fresh Del Monte Produce, Inc......................................  3,953     96,848
  #*Fresh Market, Inc. (The)..........................................  1,100     64,779
    General Mills, Inc................................................  4,390    169,893
  #*Green Mountain Coffee Roasters, Inc...............................  1,050     19,173
   #H.J. Heinz Co.....................................................  1,600     88,336
   *Hain Celestial Group, Inc (The)...................................  2,500    139,225
    Harris Teeter Supermarkets, Inc...................................  2,450    101,283
   #Herbalife, Ltd....................................................  1,000     54,890
    Hershey Co. (The).................................................    800     57,392
  #*Hillshire Brands Co...............................................    827     21,179
   #Hormel Foods Corp.................................................  2,400     66,984
    Ingles Markets, Inc. Class A......................................    871     14,250
   #Ingredion, Inc....................................................  4,400    228,448
    Inter Parfums, Inc................................................  2,400     39,024
    J & J Snack Foods Corp............................................  1,384     79,981
    J.M. Smucker Co. (The)............................................  3,849    295,603
   *John B. Sanfilippo & Son, Inc.....................................    600     10,176
    Kellogg Co........................................................  1,200     57,240
    Kimberly-Clark Corp...............................................  1,973    171,473
    Kraft Foods, Inc. Class A......................................... 37,678  1,496,193
    Kroger Co. (The)..................................................  6,000    133,020
   #Lancaster Colony Corp.............................................    996     69,013
    Lifeway Foods, Inc................................................    300      3,168
   *Mannatech, Inc....................................................     40        242
    McCormick & Co., Inc. Non-Voting..................................  1,351     82,249
    McCormick & Co., Inc. Voting......................................     90      5,481
   #Mead Johnson Nutrition Co.........................................  1,183     86,312
   *Medifast, Inc.....................................................  1,158     32,540
   *Monster Beverage Corp.............................................    851     56,566
    Nash-Finch Co.....................................................    700     13,412
   *National Beverage Corp............................................  1,434     20,793
   #Nu Skin Enterprises, Inc. Class A.................................  2,100    107,121

                                      753

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Staples -- (Continued)
   *Nutraceutical International Corp..................................    500 $     7,455
    Oil-Dri Corp. of America..........................................    300       6,579
   *Omega Protein Corp................................................  1,400      11,662
   *Overhill Farms, Inc...............................................    900       3,465
   *Pantry, Inc. (The)................................................  1,403      19,965
    PepsiCo, Inc...................................................... 10,818     786,793
   *Physicians Formula Holdings, Inc..................................    364       1,296
   *Pilgrim's Pride Corp..............................................  2,315      10,765
   *Post Holdings, Inc................................................  2,182      64,587
   *Prestige Brands Holdings, Inc.....................................  3,300      54,153
   #PriceSmart, Inc...................................................    500      36,010
    Procter & Gamble Co. (The)........................................ 20,343   1,312,937
   *Ralcorp Holdings, Inc.............................................  3,317     197,925
   *Revlon, Inc. Class A..............................................  1,380      20,079
    Rocky Mountain Chocolate Factory, Inc.............................    100       1,223
   #Safeway, Inc......................................................  9,418     146,450
    Sanderson Farms, Inc..............................................  1,500      55,245
   *Schiff Nutrition International, Inc...............................  1,400      24,472
   *Seneca Foods Corp. Class A........................................    600      14,808
   *Smart Balance, Inc................................................  4,429      42,164
   *Smithfield Foods, Inc.............................................  7,400     136,900
    Snyders-Lance, Inc................................................  4,933     115,580
    Spartan Stores, Inc...............................................  1,560      26,832
   *Spectrum Brands Holdings, Inc.....................................  3,387     124,743
   #SUPERVALU, Inc.................................................... 11,600      28,652
   *Susser Holdings Corp..............................................  1,555      56,151
   #Sysco Corp........................................................  4,000     117,560
   #Tootsie Roll Industries, Inc......................................  2,142      52,436
   *TreeHouse Foods, Inc..............................................  2,090     117,019
    Tyson Foods, Inc. Class A.........................................  8,000     120,080
   *United Natural Foods, Inc.........................................  2,600     141,180
  #*USANA Health Sciences, Inc........................................  1,200      53,976
    Village Super Market, Inc. Class A................................    410      14,518
    Walgreen Co....................................................... 13,060     474,862
    WD-40 Co..........................................................    900      43,245
    Weis Markets, Inc.................................................  1,778      77,396
    Whole Foods Market, Inc...........................................    900      82,602
                                                                              -----------
Total Consumer Staples                                                         12,867,875
                                                                              -----------
Energy -- (11.1%)
    Adams Resources & Energy, Inc.....................................    317      13,175
    Alon USA Energy, Inc..............................................  2,430      26,536
  #*Alpha Natural Resources, Inc......................................  6,127      42,950
    Anadarko Petroleum Corp...........................................  9,012     625,793
    Apache Corp.......................................................  8,922     768,363
  #*Approach Resources, Inc...........................................  1,880      49,632
   #Arch Coal, Inc....................................................  4,556      32,849
   *Atwood Oceanics, Inc..............................................  4,593     204,526
   #Baker Hughes, Inc.................................................  7,600     352,032
  #*Basic Energy Services, Inc........................................  2,200      23,804
   #Berry Petroleum Co. Class A.......................................  2,865     108,927
  #*Bill Barrett Corp.................................................  2,569      54,103
    Bolt Technology Corp..............................................    600       8,730
  #*BPZ Resources, Inc................................................  8,963      20,436
    Bristow Group, Inc................................................  2,458     112,503
   #Cabot Oil & Gas Corp..............................................  6,063     255,798
   *Cal Dive International, Inc.......................................  7,488      12,131
   *Callon Petroleum Co...............................................  3,100      15,407
   *Cameron International Corp........................................  5,296     266,230
   #CARBO Ceramics, Inc...............................................    400      25,672
   *Carrizo Oil & Gas, Inc............................................  2,006      50,571

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Energy -- (Continued)
   *Cheniere Energy, Inc..............................................  5,300 $   72,239
   #Chesapeake Energy Corp............................................ 12,000    225,840
    Chevron Corp...................................................... 45,497  4,985,561
   #Cimarex Energy Co.................................................  2,442    138,437
   *Clayton Williams Energy, Inc......................................    900     37,152
  #*Clean Energy Fuels Corp...........................................  5,502     77,633
   *Cloud Peak Energy, Inc............................................  3,300     54,615
  #*Cobalt International Energy, Inc..................................  4,629    116,188
   *Comstock Resources, Inc...........................................  2,700     43,686
   *Concho Resources, Inc.............................................  2,028    172,887
    ConocoPhillips.................................................... 27,632  1,504,286
   #CONSOL Energy, Inc................................................  3,200     92,736
   *Contango Oil & Gas Co.............................................    800     47,400
  #*Continental Resources, Inc........................................    800     51,192
    Core Laboratories N.V.............................................    500     55,780
   *CREDO Petroleum Corp..............................................    600      8,658
   *Crimson Exploration, Inc..........................................  3,320     14,608
    Crosstex Energy, Inc..............................................  3,200     43,168
   *Dawson Geophysical Co.............................................    600     13,824
    Delek US Holdings, Inc............................................  2,402     47,415
   *Denbury Resources, Inc............................................ 14,827    224,184
    Devon Energy Corp.................................................  7,332    433,468
  #*Diamond Offshore Drilling, Inc....................................  4,236    277,119
   *Double Eagle Petroleum Co.........................................    600      2,490
  #*Dresser-Rand Group, Inc...........................................    800     37,208
   *Dril-Quip, Inc....................................................  2,246    164,654
  #*Endeavour International Corp......................................  2,609     22,359
   #Energen Corp......................................................  1,158     59,301
   *Energy Partners, Ltd..............................................  2,897     48,959
    Energy XXI (Bermuda), Ltd.........................................  2,800     87,304
   *ENGlobal Corp.....................................................  1,300      1,859
   *EOG Resources, Inc................................................  4,584    449,278
    EQT Corp..........................................................  1,300     73,320
  #*Evolution Petroleum Corp..........................................    900      7,515
   #EXCO Resources, Inc...............................................  1,950     13,728
   *Exterran Holdings, Inc............................................  4,823     71,236
    Exxon Mobil Corp.................................................. 53,888  4,680,173
   *FieldPoint Petroleum Corp.........................................    100        411
   *FMC Technologies, Inc.............................................  1,600     72,192
   *Forest Oil Corp...................................................  5,900     40,415
   *Geokinetics, Inc..................................................    853        256
   *GeoResources, Inc.................................................  1,900     63,574
   *Gevo, Inc.........................................................    415      1,610
   *Global Geophysical Services, Inc..................................  2,129     12,497
  #*GMX Resources, Inc................................................  3,246      2,630
   *Green Plains Renewable Energy, Inc................................  2,274     10,097
    Gulf Island Fabrication, Inc......................................  1,200     33,372
   *Gulfmark Offshore, Inc. Class A...................................  1,928     69,312
  #*Gulfport Energy Corp..............................................  2,200     45,320
    Halliburton Co....................................................  5,316    176,119
  #*Harvest Natural Resources, Inc....................................  2,100     16,548
  #*Heckmann Corp.....................................................  6,376     19,638
   *Helix Energy Solutions Group, Inc.................................  7,375    131,865
    Helmerich & Payne, Inc............................................  3,400    158,100
   *Hercules Offshore, Inc............................................  9,694     34,801
    Hess Corp.........................................................  5,612    264,662
    HollyFrontier Corp................................................  7,232    270,404
   *Hornbeck Offshore Services, Inc...................................  2,571    108,882
   *ION Geophysical Corp.............................................. 10,768     71,607
  #*James River Coal Co...............................................  1,300      2,977
   *Key Energy Services, Inc..........................................  8,901     71,297

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Energy -- (Continued)
   *Kinder Morgan, Inc................................................  4,229 $151,440
   *Kodiak Oil & Gas Corp.............................................  3,774   31,513
   *Lucas Energy, Inc.................................................     57       98
   #Lufkin Industries, Inc............................................    800   36,840
  #*Magnum Hunter Resources Corp......................................  5,979   22,720
    Marathon Oil Corp................................................. 13,144  347,922
    Marathon Petroleum Corp...........................................  7,835  370,596
   *Matrix Service Co.................................................  2,100   21,756
   *McDermott International, Inc...................................... 11,001  128,712
  #*McMoran Exploration Co............................................  7,156   93,457
   *Mitcham Industries, Inc...........................................    900   15,903
    Murphy Oil Corp...................................................  3,963  212,655
   *Nabors Industries, Ltd............................................ 10,795  149,403
    National Oilwell Varco, Inc.......................................  8,751  632,697
   *Natural Gas Services Group, Inc...................................  1,000   14,500
   *Newfield Exploration Co...........................................  4,020  122,731
   *Newpark Resources, Inc............................................  5,200   35,516
    Noble Corp........................................................ 10,288  380,656
    Noble Energy, Inc.................................................  3,727  325,852
   #Nordic American Tankers, Ltd......................................    168    1,966
  #*Northern Oil & Gas, Inc...........................................  2,700   42,552
  #*Oasis Petroleum, Inc..............................................  2,400   62,832
   *Occidental Petroleum Corp.........................................  7,150  622,264
    Oceaneering International, Inc....................................  1,748   90,354
  #*Oil States International, Inc.....................................  2,094  152,234
   #Overseas Shipholding Group, Inc...................................  1,675    9,581
   *OYO Geospace Corp.................................................    300   28,434
    Panhandle Oil & Gas, Inc. Class A.................................    600   18,420
   *Parker Drilling Co................................................  7,482   34,642
  #*Patriot Coal Corp.................................................  5,200      520
   #Patterson-UTI Energy, Inc.........................................  8,055  124,691
   *PDC Energy, Inc...................................................  1,722   45,116
   #Peabody Energy Corp...............................................  2,800   58,464
    Penn Virginia Corp................................................  2,976   19,939
   *PetroQuest Energy, Inc............................................  3,800   20,938
   *PHI, Inc. Non-Voting..............................................    800   21,344
   *Phillips 66....................................................... 12,916  485,642
   *Pioneer Energy Services Corp......................................  3,200   25,728
    Pioneer Natural Resources Co......................................  4,205  372,689
   *Plains Exploration & Production Co................................  5,153  205,914
   *PostRock Energy Corp..............................................    100      201
    QEP Resources, Inc................................................  6,300  189,189
  #*Quicksilver Resources, Inc........................................  9,302   42,045
    Range Resources Corp..............................................  1,800  112,680
   *Rex Energy Corp...................................................  3,531   44,773
   *RigNet, Inc.......................................................     58    1,083
  #*Rosetta Resources, Inc............................................  1,594   66,502
   *Rowan Cos. P.L.C..................................................  8,480  297,902
   #RPC, Inc..........................................................  4,850   65,232
  #*SandRidge Energy, Inc............................................. 23,137  157,794
   *SEACOR Holdings, Inc..............................................  1,600  135,920
   *SemGroup Corp. Class A............................................  2,300   77,533
    Ship Finance International, Ltd...................................  5,695   82,464
    SM Energy Co......................................................  1,624   76,474
  #*Southwestern Energy Co............................................  2,978   99,018
   #Spectra Energy Corp...............................................  3,880  119,077
   *Stone Energy Corp.................................................  3,531   92,724
    Sunoco, Inc.......................................................  2,799  134,884
   *Superior Energy Services, Inc.....................................  7,196  155,937
   *Swift Energy Co...................................................  2,735   51,117
   #Targa Resources Corp..............................................  1,400   61,670

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Energy -- (Continued)
    Teekay Corp.......................................................  4,911 $   150,915
   *Tesco Corp........................................................  2,624      30,412
   *Tesoro Corp.......................................................  9,660     267,099
   *TETRA Technologies, Inc...........................................  4,338      30,062
   *TGC Industries, Inc...............................................  1,446      10,093
    Tidewater, Inc....................................................  3,771     183,157
    Transocean, Ltd...................................................  8,000     374,640
  #*Triangle Petroleum Corp...........................................  1,767       9,878
  #*Ultra Petroleum Corp..............................................  3,300      78,408
   *Union Drilling, Inc...............................................  1,200       4,296
   *Unit Corp.........................................................  2,809     111,686
  #*USEC, Inc.........................................................  4,600       4,416
   *VAALCO Energy, Inc................................................  4,700      34,451
    Valero Energy Corp................................................ 12,751     350,652
   *Venoco, Inc.......................................................    768       7,119
   #W&T Offshore, Inc.................................................  3,430      63,421
   *Warren Resources, Inc.............................................  5,300      12,296
   *Weatherford International, Ltd.................................... 27,432     330,556
   #Western Refining, Inc.............................................  6,065     142,709
   *Westmoreland Coal Co..............................................    100         736
   *Whiting Petroleum Corp............................................  3,200     129,280
   *Willbros Group, Inc...............................................  1,405       9,624
    Williams Cos., Inc. (The).........................................  5,138     163,337
    World Fuel Services Corp..........................................  3,700     149,813
   *WPX Energy, Inc...................................................  1,000      15,950
  #*ZaZa Energy Corp..................................................    248         937
  #*Zion Oil & Gas, Inc...............................................  1,500       2,685
                                                                              -----------
Total Energy..........................................................         29,478,292
                                                                              -----------
Financials -- (19.8%)
    1st Source Corp...................................................  1,800      39,996
   *1st United Bancorp, Inc...........................................  1,593       9,446
    ACE, Ltd..........................................................  7,800     573,300
   *Affiliated Managers Group, Inc....................................  1,700     189,703
    Aflac, Inc........................................................ 10,712     468,971
   *Alexander & Baldwin, Inc..........................................  2,862      91,698
   *Allegheny Corp....................................................    693     239,646
    Alliance Financial Corp...........................................    164       5,761
    Allied World Assurance Co. Holdings AG............................  2,811     212,034
    Allstate Corp. (The).............................................. 11,254     386,012
    Alterra Capital Holdings, Ltd.....................................  7,390     171,965
   *Altisource Portfolio Solutions SA.................................    756      58,635
   *American Capital, Ltd............................................. 23,405     233,114
    American Equity Investment Life Holding Co........................  4,655      54,324
    American Express Co...............................................  7,100     409,741
    American Financial Group, Inc.....................................  6,982     263,291
   *American International Group, Inc................................. 13,900     434,653
   *American National Insurance Co....................................    934      65,782
   *American Safety Insurance Holdings, Ltd...........................    782      13,959
    Ameriprise Financial, Inc.........................................  7,545     390,227
  #*Ameris Bancorp....................................................  1,761      21,026
   *AMERISAFE, Inc....................................................  1,210      30,208
   *AmeriServ Financial, Inc..........................................    300         858
   #AmTrust Financial Services, Inc...................................  4,211     125,446
    Aon P.L.C.........................................................  6,764     332,789
   *Arch Capital Group, Ltd...........................................  5,543     215,068
    Argo Group International Holdings, Ltd............................  1,750      51,467
   #Arrow Financial Corp..............................................    856      20,818
    Artio Global Investors, Inc.......................................  1,400       4,522
    Aspen Insurance Holdings, Ltd.....................................  5,143     147,810
    Associated Banc-Corp.............................................. 12,091     151,017

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Assurant, Inc.....................................................   5,843 $  211,575
    Assured Guaranty, Ltd.............................................  12,503    149,786
   #Astoria Financial Corp............................................   5,928     55,842
   *AV Homes, Inc.....................................................     800      9,904
    Axis Capital Holdings, Ltd........................................   6,167    202,648
    Baldwin & Lyons, Inc. Class B.....................................     900     20,907
    Bancfirst Corp....................................................     900     36,558
   *Bancorp, Inc. (The)...............................................   2,500     23,375
   #BancorpSouth, Inc.................................................   6,723     97,416
   *BancTrust Financial Group, Inc....................................     400      1,184
    Bank Mutual Corp..................................................   3,171     13,508
    Bank of America Corp.............................................. 248,722  1,825,619
    Bank of Commerce Holdings.........................................     300      1,230
   #Bank of Hawaii Corp...............................................   2,566    119,858
    Bank of New York Mellon Corp. (The)...............................  27,441    583,944
    Bank of the Ozarks, Inc...........................................   2,700     86,913
    BankFinancial Corp................................................   1,124      8,835
    BankUnited, Inc...................................................   1,609     39,195
    Banner Corp.......................................................   1,357     30,845
    Bar Harbor Bankshares.............................................      27        940
   #BB&T Corp.........................................................  16,109    505,339
   *BBCN Bancorp, Inc.................................................   5,359     60,771
   *Beneficial Mutual Bancorp, Inc....................................   5,210     44,598
   *Berkshire Hathaway, Inc...........................................  10,600    899,304
    Berkshire Hills Bancorp, Inc......................................   1,378     30,950
   #BGC Partners, Inc. Class A........................................   3,500     17,395
    BlackRock, Inc....................................................   3,000    510,780
   *BofI Holding, Inc.................................................     800     16,136
    BOK Financial Corp................................................   2,254    127,328
    Boston Private Financial Holdings, Inc............................   5,263     49,525
    Brookline Bancorp, Inc............................................   4,999     42,042
    Brown & Brown, Inc................................................   8,240    207,978
    Bryn Mawr Bank Corp...............................................   1,000     20,680
    Calamos Asset Management, Inc. Class A............................   1,542     16,299
    Camden National Corp..............................................     553     19,947
   *Cape Bancorp, Inc.................................................     300      2,784
   #Capital City Bank Group, Inc......................................     900      6,597
    Capital One Financial Corp........................................  12,000    677,880
    Capital Southwest Corp............................................     100     10,440
    CapitalSource, Inc................................................  17,037    111,592
   #Capitol Federal Financial, Inc....................................  11,338    132,881
    Cardinal Financial Corp...........................................   2,169     27,763
   #Cash America International, Inc...................................   1,600     61,312
    Cathay General Bancorp............................................   5,653     91,522
   #CBOE Holdings, Inc................................................   1,303     37,135
   *CBRE Group, Inc. Class A..........................................   3,700     57,646
    Center Bancorp, Inc...............................................     980     10,829
    Centerstate Banks, Inc............................................   1,997     15,477
   *Central Pacific Financial Corp....................................   2,177     29,172
    Charles Schwab Corp. (The)........................................   7,501     94,738
    Chemical Financial Corp...........................................   2,036     45,667
    Chubb Corp. (The).................................................   6,226    452,568
    Cincinnati Financial Corp.........................................   7,579    286,789
   *CIT Group, Inc....................................................   9,197    335,874
    Citigroup, Inc....................................................  62,695  1,700,915
    Citizens Holding Co...............................................     160      3,136
   *Citizens, Inc.....................................................   3,500     36,190
   #City Holding Co...................................................   1,200     39,660
   #City National Corp................................................   4,016    197,908
    Clifton Savings Bancorp, Inc......................................   1,500     14,625
    CME Group, Inc....................................................   8,075    420,788

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    CNA Financial Corp................................................  2,059 $ 53,760
    CNB Financial Corp................................................    590    9,717
    CNO Financial Group, Inc.......................................... 17,267  143,143
    CoBiz Financial, Inc..............................................  2,766   18,532
   #Cohen & Steers, Inc...............................................  1,241   40,953
    Columbia Banking System, Inc......................................  2,904   52,417
   #Comerica, Inc.....................................................  9,104  275,032
   #Commerce Bancshares, Inc..........................................  6,313  248,606
    Community Bank System, Inc........................................  2,909   80,027
   *Community Bankers Trust Corp......................................    100      214
    Community Trust Bancorp, Inc......................................    998   33,872
  #*CompuCredit Holdings Corp.........................................  1,393    6,129
    Consolidated-Tokoma Land Co.......................................    300    8,442
   *Cowen Group, Inc. Class A.........................................  4,766   11,915
    Crawford & Co. Class A............................................    900    3,321
    Crawford & Co. Class B............................................  1,100    4,444
   *Credit Acceptance Corp............................................    632   60,584
   #Cullen/Frost Bankers, Inc.........................................  4,235  234,238
   #CVB Financial Corp................................................  7,327   86,459
   *DFC Global Corp...................................................  2,349   45,030
    Diamond Hill Investment Group, Inc................................     60    4,483
    Dime Community Bancshares, Inc....................................  2,615   37,918
   *Direct Markets Holdings Corp......................................    700      161
    Discover Financial Services.......................................  6,717  241,543
    Donegal Group, Inc. Class A.......................................  1,577   21,132
   *Doral Financial Corp..............................................  3,200    4,352
    Duff & Phelps Corp................................................  2,617   38,575
   *E*Trade Financial Corp............................................ 20,500  156,415
    East West Bancorp, Inc............................................ 10,331  225,216
    Eastern Insurance Holdings, Inc...................................    255    4,044
   #Eaton Vance Corp..................................................  2,058   54,599
    Edelman Financial Group, Inc......................................    900    7,803
   *eHealth, Inc......................................................  1,477   27,132
    EMC Insurance Group, Inc..........................................    651   13,163
    Employers Holdings, Inc...........................................  2,300   41,124
    Endurance Specialty Holdings, Ltd.................................  3,086  106,992
   *Enstar Group, Ltd.................................................    900   84,132
    Enterprise Financial Services Corp................................    800   10,040
    Epoch Holding Corp................................................    800   16,864
    Erie Indemnity Co. Class A........................................  1,500  106,935
    ESB Financial Corp................................................    415    5,847
    ESSA Bancorp, Inc.................................................    800    8,456
    Evercore Partners, Inc. Class A...................................  1,400   32,438
    Everest Re Group, Ltd.............................................  2,709  275,505
   *EZCORP, Inc. Class A..............................................  2,607   58,658
    FBL Financial Group, Inc. Class A.................................  1,900   58,805
    Federal Agricultural Mortgage Corp. Class C.......................    600   15,084
   #Federated Investors, Inc. Class B.................................  3,600   72,396
    Fidelity National Financial, Inc. Class A......................... 11,237  209,233
    Fidelity Southern Corp............................................    642    5,834
    Fifth Third Bancorp............................................... 21,375  295,402
    Financial Institutions, Inc.......................................    944   16,237
   *First Acceptance Corp.............................................    900    1,107
    First American Financial Corp.....................................  6,744  123,550
    First Bancorp.....................................................  1,100    9,372
   *First BanCorp.....................................................    765    2,892
    First Bancorp, Inc................................................    181    3,041
    First Busey Corp..................................................  5,363   24,992
   *First California Financial Group, Inc.............................  1,950   13,084
   *First Cash Financial Services, Inc................................  1,400   56,140
    First Citizens BancShares, Inc. Class A...........................    337   55,366

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Financials -- (Continued)
    First Commonwealth Financial Corp.................................  7,131 $   49,988
    First Community Bancshares, Inc...................................  1,200     17,388
    First Defiance Financial Corp.....................................    674     10,952
    First Financial Bancorp...........................................  4,120     65,755
   #First Financial Bankshares, Inc...................................  2,101     72,474
    First Financial Corp..............................................    959     28,434
    First Financial Holdings, Inc.....................................  1,300     15,340
   *First Financial Northwest, Inc....................................  1,000      8,200
   #First Horizon National Corp....................................... 17,398    143,186
    First Interstate BancSystem, Inc..................................    800     11,528
   *First Marblehead Corp. (The)......................................    300        321
    First Merchants Corp..............................................  1,973     28,076
    First Midwest Bancorp, Inc........................................  4,872     55,054
    First Niagara Financial Group, Inc................................ 21,825    165,434
    First Pactrust Bancorp, Inc.......................................    500      5,625
  #*First Republic Bank...............................................  4,311    140,237
   *First South Bancorp, Inc..........................................    100        424
   *FirstCity Financial Corp..........................................    407      3,663
    FirstMerit Corp...................................................  7,596    123,055
    Flagstone Reinsurance Holdings SA.................................  3,968     27,697
    Flushing Financial Corp...........................................  2,159     30,463
    FNB Corp.......................................................... 10,728    116,721
  #*Forest City Enterprises, Inc. Class A............................. 10,443    147,351
   *Forestar Group, Inc...............................................  2,300     26,174
    Fox Chase Bancorp, Inc............................................    906     13,499
    Franklin Resources, Inc...........................................    800     91,960
    Fulton Financial Corp............................................. 14,262    131,068
    FXCM, Inc.........................................................    702      7,371
    Gallagher (Arthur J.) & Co........................................  1,273     45,166
    GAMCO Investors, Inc. Class A.....................................    300     13,407
   *Genworth Financial, Inc. Class A.................................. 11,459     57,753
   #German American Bancorp, Inc......................................  1,018     20,716
    GFI Group, Inc....................................................  8,203     26,086
    Glacier Bancorp, Inc..............................................  4,925     74,712
   *Global Indemnity P.L.C............................................  1,457     28,004
    Goldman Sachs Group, Inc. (The)................................... 10,747  1,084,372
   #Great Southern Bancorp, Inc.......................................    890     27,278
  #*Green Dot Corp. Class A...........................................    763      7,966
   *Greene Bancshares, Inc............................................    702      1,271
   #Greenhill & Co., Inc..............................................    694     27,566
   *Greenlight Capital Re, Ltd. Class A...............................  2,300     54,188
   *Guaranty Bancorp..................................................  1,300      2,496
   *Hallmark Financial Services, Inc..................................  1,100      9,075
    Hancock Holding Co................................................  6,128    186,781
   *Hanmi Financial Corp..............................................  2,444     26,762
    Hanover Insurance Group, Inc. (The)...............................  2,775     97,319
   *Harris & Harris Group, Inc........................................  1,900      7,068
    Hartford Financial Services Group, Inc............................ 20,349    334,741
    HCC Insurance Holdings, Inc.......................................  7,293    223,458
    Heartland Financial USA, Inc......................................  1,162     30,363
  #*Heritage Commerce Corp............................................  1,500      9,195
    Heritage Financial Corp...........................................    707      9,792
   #Heritage Financial Group, Inc.....................................    299      4,004
   *HFF, Inc. Class A.................................................  2,465     32,193
   *Hilltop Holdings, Inc.............................................  4,400     46,244
  #*Home Bancorp, Inc.................................................    500      8,410
    Home BancShares, Inc..............................................  1,984     59,818
    Home Federal Bancorp, Inc.........................................  1,034     10,257
    Homeowners Choice, Inc............................................    645     11,694
    HopFed Bancorp, Inc...............................................      6         45
    Horace Mann Educators Corp........................................  2,879     50,210

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Financials -- (Continued)
    Horizon Bancorp...................................................    300 $    8,094
   *Howard Hughes Corp. (The).........................................  1,328     81,845
    Hudson City Bancorp, Inc.......................................... 25,524    162,077
    Hudson Valley Holding Corp........................................    983     16,573
    Huntington Bancshares, Inc........................................ 40,414    251,173
    IBERIABANK Corp...................................................  2,157    101,012
   *ICG Group, Inc....................................................  2,399     21,447
   *Imperial Holdings, Inc............................................     33        126
    Independence Holding Co...........................................    330      3,115
    Independent Bank Corp. (453836108)................................  1,600     47,536
   *Independent Bank Corp. (453838609)................................     40        116
    Interactive Brokers Group, Inc. Class A...........................  3,364     46,591
   *IntercontinentalExchange, Inc.....................................  1,278    167,699
    International Bancshares Corp.....................................  3,906     71,597
   *Intervest Bancshares Corp. Class A................................    850      3,204
   *INTL. FCStone, Inc................................................  1,274     24,270
    Invesco, Ltd...................................................... 20,406    451,585
   *Investment Technology Group, Inc..................................  2,400     19,872
   *Investors Bancorp, Inc............................................  7,651    124,482
   #Janus Capital Group, Inc..........................................  8,311     60,089
   *Jefferies Group, Inc..............................................  9,036    113,311
    JMP Group, Inc....................................................  1,310      8,161
    Jones Lang LaSalle, Inc...........................................  3,145    209,740
    JPMorgan Chase & Co............................................... 70,982  2,555,352
    Kaiser Federal Financial Group, Inc...............................    454      6,601
    KBW, Inc..........................................................  2,251     36,264
    Kearny Financial Corp.............................................  2,195     21,335
    Kemper Corp.......................................................  4,107    134,381
    Kennedy-Wilson Holdings, Inc......................................  2,555     34,952
    KeyCorp........................................................... 43,964    350,833
   *Knight Capital Group, Inc. Class A................................  6,735     69,573
    Lakeland Bancorp, Inc.............................................  2,052     19,330
    Lakeland Financial Corp...........................................    975     25,096
    Legg Mason, Inc................................................... 10,130    248,388
   *Leucadia National Corp............................................ 10,544    228,594
    Life Partners Holdings, Inc.......................................  1,000      2,380
    Lincoln National Corp............................................. 13,269    266,043
    LNB Bancorp, Inc..................................................    100        597
    Loews Corp........................................................  7,300    289,007
   *Louisiana Bancorp, Inc............................................    100      1,604
    LPL Financial Holdings, Inc.......................................  3,365     94,287
    M&T Bank Corp.....................................................  4,959    425,681
   *Macatawa Bank Corp................................................  1,400      4,550
    Maiden Holdings, Ltd..............................................  3,700     31,413
    MainSource Financial Group, Inc...................................  1,400     16,352
   *Markel Corp.......................................................    450    194,427
    MarketAxess Holdings, Inc.........................................  2,093     63,250
    Marlin Business Services Corp.....................................    680     10,445
    Marsh & McLennan Cos., Inc........................................  3,730    123,873
   *Maui Land & Pineapple Co., Inc....................................    200        690
    MB Financial, Inc.................................................  3,718     75,066
   *MBIA, Inc......................................................... 11,613    110,904
   *MBT Financial Corp................................................    145        428
    MCG Capital Corp..................................................  6,000     26,280
    Meadowbrook Insurance Group, Inc..................................  2,627     18,494
    Medallion Financial Corp..........................................  1,380     15,290
   *Mercantile Bank Corp..............................................    625     10,350
    Merchants Bancshares, Inc.........................................    444     11,739
    Mercury General Corp..............................................  4,303    155,855
   *Meridian Interstate Bancorp, Inc..................................  1,145     17,599
    MetLife, Inc...................................................... 24,506    754,050

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   *Metro Bancorp, Inc................................................    900 $ 11,250
   *MGIC Investment Corp.............................................. 12,754   30,737
    MidSouth Bancorp, Inc.............................................    600    8,550
    Montpelier Re Holdings, Ltd.......................................  4,472   90,603
    Moody's Corp......................................................  2,500  101,325
    Morgan Stanley.................................................... 27,166  371,088
  #*MSCI, Inc.........................................................  3,192  105,815
    NASDAQ OMX Group, Inc. (The)......................................  6,388  145,008
   *National Financial Partners Corp..................................  2,700   40,095
    National Interstate Corp..........................................  1,011   26,478
    National Penn Bancshares, Inc..................................... 10,869   96,082
   *Navigators Group, Inc. (The)......................................    900   43,587
    NBT Bancorp, Inc..................................................  2,149   45,150
    Nelnet, Inc. Class A..............................................  2,555   60,068
  #*Netspend Holdings, Inc............................................  1,556   13,693
    New Hampshire Thrift Bancshares, Inc..............................    300    3,762
   #New York Community Bancorp, Inc................................... 20,496  266,038
   *NewBridge Bancorp.................................................    500    2,055
   *NewStar Financial, Inc............................................  3,876   46,202
    Nicholas Financial, Inc...........................................     82    1,084
    Northeast Community Bancorp, Inc..................................    436    2,330
    Northern Trust Corp...............................................  8,307  377,138
   #Northfield Bancorp, Inc...........................................  2,091   31,302
    Northrim Bancorp, Inc.............................................    400    8,064
    Northwest Bancshares, Inc.........................................  6,808   79,313
    NYSE Euronext..................................................... 11,718  298,575
    OceanFirst Financial Corp.........................................  1,430   19,462
   *Ocwen Financial Corp..............................................  9,336  184,479
    Old National Bancorp..............................................  6,784   83,036
    Old Republic International Corp................................... 18,863  152,036
   *OmniAmerican Bancorp, Inc.........................................    794   16,666
    OneBeacon Insurance Group, Ltd. Class A...........................  1,257   15,951
    Oppenheimer Holdings, Inc. Class A................................    900   12,519
    Oriental Financial Group, Inc.....................................  2,500   25,950
    Oritani Financial Corp............................................  2,900   40,861
  #*Pacific Capital Bancorp...........................................    700   31,934
    Pacific Continental Corp..........................................  1,246   11,501
    PacWest Bancorp...................................................  2,700   61,857
   #Park National Corp................................................  1,052   71,262
   *Park Sterling Corp................................................  2,086    9,575
    PartnerRe, Ltd....................................................  3,130  226,737
    Peapack-Gladstone Financial Corp..................................     69    1,056
    Penns Woods Bancorp, Inc..........................................    229    8,920
   *Penson Worldwide, Inc.............................................    700       77
    Peoples Bancorp, Inc..............................................    800   17,488
    People's United Financial, Inc.................................... 16,577  189,972
   *PHH Corp..........................................................  4,400   71,324
   *Phoenix Cos., Inc. (The)..........................................  3,875    6,316
   *PICO Holdings, Inc................................................  1,559   37,587
   *Pinnacle Financial Partners, Inc..................................  2,537   49,598
   *Piper Jaffray Cos., Inc...........................................  1,000   21,310
    Platinum Underwriters Holdings, Ltd...............................  2,334   88,739
    PNC Financial Services Group, Inc................................. 12,137  717,297
   *Popular, Inc......................................................  1,015   15,296
  #*Preferred Bank....................................................    475    5,120
    Presidential Life Corp............................................  1,823   25,321
    Primerica, Inc....................................................  3,893  106,551
    Principal Financial Group, Inc.................................... 13,831  353,935
    PrivateBancorp, Inc...............................................  5,206   79,756
    ProAssurance Corp.................................................  2,133  191,053
   #Progressive Corp. (The)...........................................  7,335  144,793

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   #Prosperity Bancshares, Inc........................................  3,308 $134,206
   #Protective Life Corp..............................................  6,168  172,149
    Provident Financial Holdings, Inc.................................    600    7,344
    Provident Financial Services, Inc.................................  4,366   66,494
    Provident New York Bancorp........................................  2,665   22,013
    Prudential Financial, Inc......................................... 10,120  488,594
   #Pulaski Financial Corp............................................    751    5,625
    QC Holdings, Inc..................................................    900    3,159
   #Radian Group, Inc................................................. 10,400   29,120
    Raymond James Financial, Inc......................................  5,061  170,151
    Regions Financial Corp............................................ 65,111  453,173
    Reinsurance Group of America, Inc.................................  3,829  213,160
    RenaissanceRe Holdings, Ltd.......................................  2,576  190,598
    Renasant Corp.....................................................  1,881   33,294
    Republic Bancorp, Inc. Class A....................................  1,292   30,504
   *Republic First Bancorp, Inc.......................................  1,200    2,484
    Resource America, Inc. Class A....................................    852    5,172
   *Riverview Bancorp, Inc............................................    100      142
    RLI Corp..........................................................  1,600  103,056
    Rockville Financial, Inc..........................................  2,137   24,896
    Roma Financial Corp...............................................  1,502   13,653
    S&T Bancorp, Inc..................................................  2,253   37,174
    S.Y. Bancorp, Inc.................................................  1,000   23,370
   *Safeguard Scientifics, Inc........................................  1,500   23,205
    Safety Insurance Group, Inc.......................................  1,000   42,380
    Sandy Spring Bancorp, Inc.........................................  1,810   32,236
    SCBT Financial Corp...............................................  1,004   37,188
    SeaBright Holdings, Inc...........................................  1,689   14,238
    SEI Investments Co................................................  3,916   82,941
    Selective Insurance Group, Inc....................................  4,041   69,748
    SI Financial Group, Inc...........................................    243    2,843
    Sierra Bancorp....................................................    800    8,544
   *Signature Bank....................................................  2,603  167,894
    Simmons First National Corp. Class A..............................  1,400   32,676
    SLM Corp.......................................................... 13,424  214,650
    Southside Bancshares, Inc.........................................  1,420   29,627
   *Southwest Bancorp, Inc............................................  1,237   11,380
   *St. Joe Co. (The).................................................  6,352  107,539
    StanCorp Financial Group, Inc.....................................  3,200   95,232
    State Auto Financial Corp.........................................  2,912   37,769
    State Street Corp................................................. 11,255  454,477
    StellarOne Corp...................................................  1,714   22,950
    Sterling Bancorp..................................................  1,890   18,125
   #Stewart Information Services Corp.................................  1,461   24,939
   *Stifel Financial Corp.............................................  3,806  114,561
  #*Suffolk Bancorp...................................................    510    6,630
   *Sun Bancorp, Inc..................................................  4,092   12,030
    SunTrust Banks, Inc............................................... 14,387  340,253
    Susquehanna Bancshares, Inc....................................... 12,755  135,968
   *SVB Financial Group...............................................  3,091  178,691
   *SWS Group, Inc....................................................    700    4,011
    Symetra Financial Corp............................................  4,446   51,707
    Synovus Financial Corp............................................ 15,660   29,754
    T. Rowe Price Group, Inc..........................................    900   54,675
   *Taylor Capital Group, Inc.........................................  1,733   30,241
    TCF Financial Corp................................................ 11,444  118,217
   #TD Ameritrade Holding Corp........................................ 11,960  190,403
   *Tejon Ranch Co....................................................  1,383   35,944
    Territorial Bancorp, Inc..........................................    900   21,150
  #*Texas Capital Bancshares, Inc.....................................  2,927  126,124
    TF Financial Corp.................................................     39      909

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   *TFS Financial Corp................................................  11,559 $   108,770
    Thomas Properties Group, Inc......................................   2,863      14,430
   #Tompkins Financial Corp...........................................     833      32,704
   #Torchmark Corp....................................................   3,763     187,209
    Tower Group, Inc..................................................   2,650      49,396
   #TowneBank.........................................................   2,000      28,600
    Travelers Cos., Inc. (The)........................................   8,900     557,585
   *Tree.com, Inc.....................................................     473       6,111
    TriCo Bancshares..................................................   1,059      16,150
    TrustCo Bank Corp.................................................   6,377      35,137
   #Trustmark Corp....................................................   4,600     111,228
    U.S. Bancorp......................................................  36,391   1,219,098
   #UMB Financial Corp................................................   2,874     138,124
    Umpqua Holdings Corp..............................................   8,042     100,364
    Union First Market Bankshares Corp................................   1,739      26,555
   #United Bankshares, Inc............................................   3,575      83,298
   *United Community Banks, Inc.......................................   2,039      13,886
   *United Community Financial Corp...................................   2,400       6,384
    United Financial Bancorp, Inc.....................................   1,035      14,749
    United Fire Group, Inc............................................   1,591      31,184
  #*United Security Bancshares........................................     345         839
    Universal Insurance Holdings, Inc.................................   2,899       9,277
    Univest Corp. of Pennsylvania.....................................   1,300      20,683
    Unum Group........................................................  10,900     205,901
    Validus Holdings, Ltd.............................................   7,290     237,144
   #Valley National Bancorp...........................................  14,262     132,637
    ViewPoint Financial Group, Inc....................................   2,846      50,104
   *Virginia Commerce Bancorp, Inc....................................   2,465      19,893
   *Virtus Investment Partners, Inc...................................     100       8,372
    Waddell & Reed Financial, Inc.....................................   1,900      55,271
   *Walker & Dunlop, Inc..............................................     777       9,821
    Washington Banking Co.............................................   1,187      16,594
    Washington Federal, Inc...........................................   7,376     117,500
    Washington Trust Bancorp, Inc.....................................   1,077      26,731
   *Waterstone Financial, Inc.........................................   1,300       4,329
    Webster Financial Corp............................................   6,786     139,249
    Wells Fargo & Co.................................................. 116,468   3,937,783
    WesBanco, Inc.....................................................   1,620      33,550
    West Bancorporation, Inc..........................................     899       9,116
   *West Coast Bancorp................................................   1,552      30,869
   #Westamerica Bancorporation........................................   1,969      90,574
   *Western Alliance Bancorp..........................................   5,911      54,499
    Westfield Financial, Inc..........................................   1,934      14,428
    Westwood Holdings Group, Inc......................................     334      12,442
    Willis Group Holdings P.L.C.......................................   4,806     177,726
   *Wilshire Bancorp, Inc.............................................   5,800      36,772
   #Wintrust Financial Corp...........................................   2,441      89,609
   *World Acceptance Corp.............................................     900      64,143
    WR Berkley Corp...................................................   4,850     177,655
    WSFS Financial Corp...............................................     110       4,557
    XL Group P.L.C....................................................  14,366     296,658
   *Yadkin Valley Financial Corp......................................     500       1,395
    Zions Bancorporation..............................................  13,040     237,328
                                                                               -----------
Total Financials......................................................          52,694,660
                                                                               -----------
Health Care -- (2.6%)
   *Abaxis, Inc.......................................................     500      17,845
   *ABIOMED, Inc......................................................     300       6,765
   *Accuray, Inc......................................................   5,614      35,424
   *Albany Molecular Research, Inc....................................   1,700       4,811
   *Alere, Inc........................................................   2,249      42,439

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Health Care -- (Continued)
  #*Align Technology, Inc.............................................  1,710 $ 58,072
   *Allscripts Healthcare Solutions, Inc..............................  8,620   79,304
   *Alphatec Holdings, Inc............................................  1,489    2,621
    AmerisourceBergen Corp............................................  2,820  111,954
    Analogic Corp.....................................................    946   60,563
   *AngioDynamics, Inc................................................  1,785   19,653
   *Anika Therapeutics, Inc...........................................    897   10,899
   *ArthroCare Corp...................................................  1,504   44,488
  #*athenahealth, Inc.................................................    617   56,455
    Atrion Corp.......................................................    100   20,600
    Bard (C.R.), Inc..................................................    900   87,534
   *BioClinica, Inc...................................................    823    4,280
   *Boston Scientific Corp............................................ 65,930  340,858
   *Bovie Medical Corp................................................    200      462
   *Bruker Corp.......................................................  5,422   64,088
   *Cambrex Corp......................................................  2,400   22,152
    Cantel Medical Corp...............................................  2,009   52,475
    Cardinal Health, Inc..............................................  3,900  168,051
   *CareFusion Corp................................................... 10,314  251,765
  #*Cepheid, Inc......................................................  1,468   47,035
   *Cerner Corp.......................................................    600   44,352
   *Charles River Laboratories International, Inc.....................  2,026   68,945
   *Codexis, Inc......................................................  2,200    6,776
    Computer Programs & Systems, Inc..................................    397   19,652
    CONMED Corp.......................................................  2,100   57,624
  #*Covance, Inc......................................................  3,117  146,312
    Covidien P.L.C....................................................  5,500  307,340
   *CryoLife, Inc.....................................................  1,550    8,618
   *Cutera, Inc.......................................................    600    4,104
   *Cyberonics, Inc...................................................  1,000   43,300
   *Cynosure, Inc. Class A............................................    700   17,528
   #DENTSPLY International, Inc.......................................  4,900  178,066
   *Digirad Corp......................................................    600    1,200
   *Edwards Lifesciences Corp.........................................  1,300  131,560
   *Endologix, Inc....................................................  1,300   15,275
  #*Epocrates, Inc....................................................  1,117    8,422
   *Exactech, Inc.....................................................    760   12,578
   *Genomic Health, Inc...............................................    300   10,071
   *Gen-Probe, Inc....................................................  1,400  115,766
   *Greatbatch, Inc...................................................  1,800   41,094
   *Haemonetics Corp..................................................  1,400  100,674
   *HealthStream, Inc.................................................  1,333   37,244
  #*Henry Schein, Inc.................................................  3,073  229,891
    Hill-Rom Holdings, Inc............................................  1,624   42,468
   *ICU Medical, Inc..................................................    906   48,317
  #*IDEXX Laboratories, Inc...........................................    600   52,902
   *Integra LifeSciences Holdings Corp................................  1,800   69,228
  #*Intuitive Surgical, Inc...........................................    200   96,300
    Invacare Corp.....................................................  2,100   29,589
   *IRIS International, Inc...........................................  1,400   14,546
    LeMaitre Vascular, Inc............................................    800    5,040
   *Luminex Corp......................................................  1,432   24,530
  #*Masimo Corp.......................................................    892   19,981
    McKesson Corp.....................................................  1,600  145,168
   *MedAssets, Inc....................................................  4,512   59,513
   *Medical Action Industries, Inc....................................    700    2,436
   *Medidata Solutions, Inc...........................................    924   32,719
   *Medtox Scientific, Inc............................................    600   16,200
    Medtronic, Inc.................................................... 11,900  469,098
   *Merit Medical Systems, Inc........................................  2,900   39,179
  #*Mettler Toledo International, Inc.................................    300   46,440

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Health Care -- (Continued)
   *MWI Veterinary Supply, Inc........................................   316  $   28,784
   *Natus Medical, Inc................................................ 2,206      27,266
   *NuVasive, Inc..................................................... 3,205      66,952
   *Omnicell, Inc..................................................... 2,091      27,288
   *OraSure Technologies, Inc......................................... 2,000      21,220
   *Orthofix International N.V........................................ 1,246      51,098
    Owens & Minor, Inc................................................ 2,986      84,235
   *Palomar Medical Technologies, Inc................................. 1,300      10,413
   *PAREXEL International Corp........................................ 3,543      97,503
    Patterson Cos., Inc............................................... 5,255     179,196
  #*PhotoMedex, Inc...................................................    13         181
   *PSS World Medical, Inc............................................ 2,800      58,492
    Quality Systems, Inc..............................................   947      15,304
  #*Quidel Corp....................................................... 2,111      33,079
  #*ResMed, Inc....................................................... 5,350     168,846
   *Rochester Medical Corp............................................   500       4,990
   *RTI Biologics, Inc................................................ 3,864      13,756
   *Sirona Dental Systems, Inc........................................ 3,126     135,137
   *Solta Medical, Inc................................................ 3,838      12,550
   *Spectranetics Corp................................................ 1,700      20,060
    St. Jude Medical, Inc............................................. 6,084     227,298
   *Staar Surgical Co.................................................   600       3,084
    STERIS Corp....................................................... 3,990     120,219
   #Stryker Corp...................................................... 3,250     169,098
   *Symmetry Medical, Inc............................................. 2,700      20,925
    Teleflex, Inc..................................................... 3,200     203,968
   *Thoratec Corp..................................................... 1,503      51,568
   *Tornier NV........................................................   511      11,150
   *TranS1, Inc....................................................... 1,149       2,872
    Utah Medical Products, Inc........................................   200       6,772
  #*Varian Medical Systems, Inc....................................... 1,000      54,580
   *Vascular Solutions, Inc........................................... 1,012      13,500
   *Waters Corp....................................................... 1,000      77,480
    West Pharmaceutical Services, Inc................................. 2,392     119,074
   *Wright Medical Group, Inc......................................... 3,009      56,088
    Young Innovations, Inc............................................   600      21,654
    Zimmer Holdings, Inc.............................................. 6,000     353,580
                                                                              ----------
Total Health Care.....................................................         6,999,899
                                                                              ----------
Industrials -- (11.5%)
    3M Co............................................................. 4,505     410,991
    A.O. Smith Corp................................................... 2,250     111,195
    AAON, Inc......................................................... 1,665      30,420
    AAR Corp.......................................................... 2,847      40,456
    ABM Industries, Inc............................................... 3,800      70,680
   *Acacia Research Corp.............................................. 1,650      46,711
   *ACCO Brands Corp.................................................. 4,130      34,981
   *Accuride Corp..................................................... 1,372       7,121
    Aceto Corp........................................................ 1,840      16,155
    Acorn Energy, Inc................................................. 1,200      10,416
    Actuant Corp. Class A............................................. 4,905     139,596
   #Acuity Brands, Inc................................................ 2,355     136,449
   *Adept Technology, Inc.............................................   100         394
   *Advisory Board Co. (The).......................................... 1,300      58,487
   *AECOM Technology Corp............................................. 6,853     111,087
   *Aegion Corp....................................................... 2,706      47,084
   *AGCO Corp......................................................... 2,720     119,245
   *Air Transport Services Group, Inc................................. 4,074      19,677
    Aircastle, Ltd.................................................... 3,400      40,222
    Alamo Group, Inc..................................................   900      25,767
   *Alaska Air Group, Inc............................................. 4,300     149,855

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Albany International Corp. Class A................................ 1,800  $ 32,220
   *Allegiant Travel Co............................................... 1,150    81,719
    Allied Motion Technologies, Inc...................................   400     2,340
    Altra Holdings, Inc............................................... 1,713    28,299
    Amerco, Inc....................................................... 1,327   123,942
   *Ameresco, Inc. Class A............................................ 1,816    22,083
   *American Railcar Industries, Inc.................................. 1,580    48,079
   *American Reprographics Co......................................... 2,986    13,049
    American Science & Engineering, Inc...............................   500    28,520
   *American Woodmark Corp............................................   900    15,003
    AMETEK, Inc....................................................... 2,775    86,025
    Ampco-Pittsburgh Corp.............................................   500     7,855
    Apogee Enterprises, Inc........................................... 2,235    36,185
    Applied Industrial Technologies, Inc.............................. 2,983   110,848
    Argan, Inc........................................................   831    13,138
    Arkansas Best Corp................................................ 1,800    24,642
    Armstrong World Industries, Inc................................... 2,179    84,218
   *Asset Acceptance Capital Corp..................................... 1,500     8,745
    Asta Funding, Inc.................................................   700     6,524
   *Astec Industries, Inc............................................. 1,500    43,800
   *Astronics Corp....................................................   700    21,056
   *Atlas Air Worldwide Holdings, Inc................................. 2,044    92,716
    Avery Dennison Corp............................................... 7,179   221,041
   *Avis Budget Group, Inc............................................ 7,986   114,759
    AZZ, Inc.......................................................... 2,000    61,420
    Baltic Trading, Ltd...............................................   800     2,544
    Barnes Group, Inc................................................. 3,911    93,316
    Barrett Business Services, Inc....................................   700    18,284
   *BE Aerospace, Inc................................................. 3,544   139,031
   *Beacon Roofing Supply, Inc........................................ 3,620    95,966
   #Belden, Inc....................................................... 3,100    99,603
   *Blount International, Inc......................................... 1,600    22,752
   *BlueLinx Holdings, Inc............................................ 2,788     5,994
    Brady Corp. Class A............................................... 3,510    93,120
   *Breeze-Eastern Corp...............................................   497     3,479
    Briggs & Stratton Corp............................................ 3,708    64,668
    Brink's Co. (The)................................................. 2,300    53,360
   *Builders FirstSource, Inc......................................... 2,395     8,622
   #C.H. Robinson Worldwide, Inc......................................   700    36,995
   *CAI International, Inc............................................ 1,133    23,430
    Carlisle Cos., Inc................................................ 3,500   176,715
    Cascade Corp......................................................   800    37,688
   *Casella Waste Systems, Inc. Class A............................... 1,900     9,595
   *CBIZ, Inc......................................................... 2,941    15,558
    CDI Corp.......................................................... 1,400    22,624
    CECO Environmental Corp........................................... 1,152     9,216
    Celadon Group, Inc................................................ 1,700    25,381
  #*Cenveo, Inc.......................................................   887     1,676
    Ceradyne, Inc..................................................... 1,056    23,232
   *Chart Industries, Inc............................................. 1,100    71,346
   #Cintas Corp....................................................... 4,300   170,409
    CIRCOR International, Inc......................................... 1,206    37,133
    CLAROC, Inc....................................................... 1,440    69,624
  #*Clean Harbors, Inc................................................ 1,400    84,756
   *CNH Global NV.....................................................   671    25,579
    Coleman Cable, Inc................................................   600     5,202
  #*Colfax Corp....................................................... 4,426   128,088
   *Columbus McKinnon Corp............................................ 1,500    22,065
    Comfort Systems USA, Inc.......................................... 2,182    21,362
   *Commercial Vehicle Group, Inc..................................... 1,100     8,481
   *Consolidated Graphics, Inc........................................   800    18,968

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Con-way, Inc......................................................  3,372 $120,111
    Cooper Industries P.L.C...........................................  2,844  204,427
   *Copart, Inc.......................................................  2,900   68,904
    Corporate Executive Board Co. (The)...............................  1,300   59,969
    Corrections Corp. of America......................................  6,850  212,898
    Courier Corp......................................................    900   10,008
    Covanta Holding Corp..............................................  9,476  162,798
   *Covenant Transportation Group, Inc. Class A.......................    500    2,485
   *CPI Aerostructures, Inc...........................................    400    4,540
   *CRA International, Inc............................................    600    9,294
    Crane Co..........................................................  2,255   87,945
    CSX Corp.......................................................... 23,948  549,367
    Cummins, Inc......................................................  1,200  115,080
    Curtiss-Wright Corp...............................................  3,368  100,939
    Danaher Corp......................................................  6,355  335,608
    Deere & Co........................................................  2,000  153,640
   *Delta Air Lines, Inc.............................................. 11,100  107,115
   #Deluxe Corp.......................................................  3,132   88,698
   *Dolan Co. (The)...................................................  1,985    9,687
   *Dollar Thrifty Automotive Group, Inc..............................  1,616  120,230
   #Donaldson Co., Inc................................................  1,700   58,021
    Douglas Dynamics, Inc.............................................  1,512   20,215
    Dover Corp........................................................  4,676  254,702
   *Ducommun, Inc.....................................................    595    5,867
   #Dun & Bradstreet Corp. (The)......................................  1,341  107,535
   *DXP Enterprises, Inc..............................................  1,000   44,200
   *Dycom Industries, Inc.............................................  2,496   43,480
    Dynamic Materials Corp............................................    900   15,039
  #*Eagle Bulk Shipping, Inc..........................................     75      217
    Eastern Co. (The).................................................    312    5,569
   #Eaton Corp........................................................  5,914  259,270
   *Echo Global Logistics, Inc........................................  1,289   23,254
    EMCOR Group, Inc..................................................  4,743  124,883
    Emerson Electric Co...............................................  5,050  241,238
   *Encore Capital Group, Inc.........................................  1,608   45,024
    Encore Wire Corp..................................................  1,716   47,018
   *Energy Recovery, Inc..............................................  3,500    7,875
   *EnergySolutions, Inc..............................................  6,900   11,454
   *EnerSys...........................................................  3,434  117,271
    Ennis, Inc........................................................  1,743   24,995
   *EnPro Industries, Inc.............................................  1,550   53,428
    Equifax, Inc......................................................  4,120  192,981
    ESCO Technologies, Inc............................................  1,814   65,322
    Expeditors International of Washington, Inc.......................  1,230   43,751
   *Exponent, Inc.....................................................    800   41,352
    Fastenal Co.......................................................  1,600   68,992
   *Federal Signal Corp...............................................  3,882   22,011
    FedEx Corp........................................................  6,678  603,023
   *Flow International Corp...........................................  3,772   12,070
    Fluor Corp........................................................  4,172  206,848
   *Fortune Brands Home & Security, Inc...............................  4,304   95,204
    Forward Air Corp..................................................  1,600   53,536
   *Franklin Covey Co.................................................  1,096   11,409
   #Franklin Electric Co., Inc........................................  1,600   90,256
    FreightCar America, Inc...........................................    900   18,306
   *Frozen Food Express Industries....................................    100      152
  #*FTI Consulting, Inc...............................................  2,600   66,378
   *Fuel Tech, Inc....................................................  1,500    7,852
   *Furmanite Corp....................................................  2,899   12,988
    G & K Services, Inc. Class A......................................  1,457   45,910
    Gardner Denver, Inc...............................................    400   22,792

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    GATX Corp.........................................................  2,600 $109,382
   *Genco Shipping & Trading, Ltd.....................................  2,900    6,264
   *Generac Holdings, Inc.............................................  2,893   66,018
   *General Cable Corp................................................  3,639   95,087
  #*Genesee & Wyoming, Inc. Class A...................................  1,800  111,708
   *Geo Group, Inc. (The).............................................  4,240   98,029
   *Gibraltar Industries, Inc.........................................  2,300   21,896
    Global Power Equipment Group, Inc.................................    800   16,440
    Gorman-Rupp Co. (The).............................................  1,341   37,226
   *GP Strategies Corp................................................  1,429   24,450
    Graco, Inc........................................................  1,300   59,644
  #*GrafTech International, Ltd.......................................  6,803   71,091
    Graham Corp.......................................................    700   11,935
    Granite Construction, Inc.........................................  3,019   78,192
    Great Lakes Dredge & Dock Corp....................................  4,265   30,409
   *Greenbrier Cos., Inc..............................................  1,900   30,970
    Griffon Corp......................................................  4,060   35,687
   *H&E Equipment Services, Inc.......................................  2,700   38,124
    Hardinge, Inc.....................................................    700    6,384
   *Harsco Corp.......................................................  5,555  118,044
   *Hawaiian Holdings, Inc............................................  3,933   25,053
   #Healthcare Services Group, Inc....................................  1,209   26,211
    Heartland Express, Inc............................................  5,300   73,670
   #HEICO Corp........................................................    960   34,262
    HEICO Corp. Class A...............................................  1,010   29,775
    Heidrick & Struggles International, Inc...........................  1,162   15,548
   *Heritage-Crystal Clean, Inc.......................................     57      996
    Herman Miller, Inc................................................  1,600   29,280
   *Hertz Global Holdings, Inc........................................ 14,500  163,270
   *Hexcel Corp.......................................................  3,500   81,515
   *Hill International, Inc...........................................  2,600   10,114
    HNI Corp..........................................................  2,300   61,111
    Honeywell International, Inc......................................  5,044  292,804
    Houston Wire & Cable Co...........................................  1,200   13,740
   *Hub Group, Inc. Class A...........................................  2,692   80,087
    Hubbell, Inc. Class A.............................................    167   13,088
    Hubbell, Inc. Class B.............................................  1,150   94,622
   *Hudson Global, Inc................................................  2,300   10,465
   *Hurco Cos., Inc...................................................    500   10,200
   *Huron Consulting Group, Inc.......................................  1,187   39,978
   *ICF International, Inc............................................  1,300   31,941
    IDEX Corp.........................................................  4,814  183,654
  #*IHS, Inc..........................................................    700   77,189
  #*II-VI, Inc........................................................  4,179   72,882
    Illinois Tool Works, Inc..........................................  4,930  267,896
    Ingersoll-Rand P.L.C..............................................  9,851  417,781
   *InnerWorkings, Inc................................................  3,500   41,965
   *Innovative Solutions & Support, Inc...............................    400    1,360
    Insperity, Inc....................................................  1,470   38,573
    Insteel Industries, Inc...........................................  1,312   13,068
   *Integrated Electrical Services, Inc...............................    200      574
   *Interface, Inc....................................................  4,468   59,246
   *Interline Brands, Inc.............................................  2,300   58,374
    International Shipholding Corp....................................    500    9,240
    Intersections, Inc................................................  1,300   18,512
   #Iron Mountain, Inc................................................  2,980   95,986
   #ITT Corp..........................................................  4,323   81,013
   #J.B. Hunt Transport Services, Inc.................................  1,300   71,526
  #*Jacobs Engineering Group, Inc.....................................  3,500  134,995
  #*JetBlue Airways Corp.............................................. 20,449  112,674
    John Bean Technologies Corp.......................................  1,711   25,066

                                      769

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   #Joy Global, Inc...................................................    800 $ 41,552
   *Kadant, Inc.......................................................    500   10,355
    Kaman Corp........................................................  1,721   56,070
    Kansas City Southern..............................................  3,745  272,636
  #*KAR Auction Services, Inc.........................................  5,026   80,466
    Kaydon Corp.......................................................  2,333   49,226
    KBR, Inc..........................................................  4,170  109,421
    Kelly Services, Inc. Class A......................................  2,190   25,973
    Kennametal, Inc...................................................  4,600  169,740
   *Key Technology, Inc...............................................    200    1,802
   *Kforce, Inc.......................................................  2,500   28,925
    Kimball International, Inc. Class B...............................  1,671   15,624
   *Kirby Corp........................................................  3,000  158,310
    Knight Transportation, Inc........................................  5,600   85,848
    Knoll, Inc........................................................  2,272   31,104
   *Korn/Ferry International..........................................  2,086   27,452
    L.B. Foster Co. Class A...........................................    698   20,654
    L.S. Starrett Co. Class A (The)...................................    230    2,684
    Landstar System, Inc..............................................  1,000   49,410
    Lawson Products, Inc..............................................    700    6,804
   *Layne Christensen Co..............................................  1,300   27,430
    Lennox International, Inc.........................................  1,600   69,872
   #Lincoln Electric Holdings, Inc....................................  4,200  167,496
    Lindsay Corp......................................................  1,007   71,396
   *LMI Aerospace, Inc................................................    900   16,227
    LSI Industries, Inc...............................................  1,400    9,030
   *Lydall, Inc.......................................................  1,100   14,036
    Manitowoc Co., Inc. (The).........................................  9,852  118,224
    Manpower, Inc.....................................................  4,264  151,713
    Marten Transport, Ltd.............................................  1,556   27,930
   #Masco Corp........................................................ 11,131  133,906
  #*MasTec, Inc.......................................................  5,732   91,483
   *Matson, Inc.......................................................  2,862   70,291
    McGrath RentCorp..................................................  1,766   46,993
   *Meritor, Inc......................................................  3,677   17,208
   *Metalico, Inc.....................................................  2,369    4,596
    Met-Pro Corp......................................................    800    7,240
   *MFRI, Inc.........................................................    300    2,042
   *Michael Baker Corp................................................    702   17,704
  #*Middleby Corp.....................................................    810   79,315
    Miller Industries, Inc............................................    800   13,136
    Mine Safety Appliances Co.........................................  2,279   78,215
   *Mistras Group, Inc................................................  1,700   38,216
   *Mobile Mini, Inc..................................................  2,309   33,065
   *Moog, Inc. Class A................................................  2,321   84,461
   *Moog, Inc. Class B................................................    262    9,563
    MSC Industrial Direct Co., Inc. Class A...........................    500   34,365
    Mueller Industries, Inc...........................................  2,572  109,644
    Mueller Water Products, Inc. Class A.............................. 11,500   40,710
    Multi-Color Corp..................................................    700   13,608
   *MYR Group, Inc....................................................  1,104   18,017
    NACCO Industries, Inc. Class A....................................    500   50,075
   *Navigant Consulting, Inc..........................................  3,070   35,704
  #*Navistar International Corp.......................................    700   17,220
   *NCI Building Systems, Inc.........................................    513    5,520
   *Nielsen Holdings NV...............................................    615   17,527
    NL Industries, Inc................................................  2,163   25,523
   *NN, Inc...........................................................  1,000    9,000
   #Nordson Corp......................................................  1,400   71,764
    Norfolk Southern Corp.............................................  7,500  555,375
   *Northwest Pipe Co.................................................    500   12,175

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
  #*Ocean Power Technologies, Inc.....................................    500 $  1,200
   *Old Dominion Freight Line, Inc....................................  3,270  138,648
   *On Assignment, Inc................................................  2,865   44,665
   *Orion Energy Systems, Inc.........................................    900    1,998
   *Orion Marine Group, Inc...........................................  1,535   11,098
   *Owens Corning, Inc................................................  8,368  224,764
    P.A.M. Transportation Services, Inc...............................    500    4,675
   #PACCAR, Inc.......................................................  3,700  148,037
   *Pacer International, Inc..........................................  2,700   11,340
   #Pall Corp.........................................................  1,300   69,433
   #Parker Hannifin Corp..............................................  1,575  126,504
   *Park-Ohio Holdings Corp...........................................    900   15,453
   *Patrick Industries, Inc...........................................    739    8,602
   *Pendrell Corp.....................................................  6,146    6,822
    Pentair, Inc......................................................  5,635  246,982
   *PGT, Inc..........................................................    678    1,993
   *Pike Electric Corp................................................  2,564   21,973
   #Pitney Bowes, Inc.................................................  1,200   16,032
   *PMFG, Inc.........................................................    999    7,992
  #*Polypore International, Inc.......................................  1,200   44,592
  #*Portfolio Recovery Associates, Inc................................  1,106   93,656
   *Powell Industries, Inc............................................    901   30,877
   *PowerSecure International, Inc....................................    984    4,497
    Precision Castparts Corp..........................................  1,000  155,560
    Preformed Line Products Co........................................    322   17,430
    Primoris Services Corp............................................  2,616   32,308
   *Quality Distribution, Inc.........................................  1,489   15,039
    Quanex Building Products Corp.....................................  2,802   47,354
   *Quanta Services, Inc..............................................  7,156  164,516
   *RailAmerica, Inc..................................................  3,700  101,491
   #Raven Industries, Inc.............................................  1,000   32,730
   *RBC Bearings, Inc.................................................  1,500   70,260
   *RCM Technologies, Inc.............................................    300    1,632
   #Regal-Beloit Corp.................................................  3,037  195,492
   *Republic Airways Holdings, Inc....................................  3,136   14,269
    Republic Services, Inc............................................ 12,758  369,089
    Resources Connection, Inc.........................................  3,085   34,830
   *Roadrunner Transportation Systems, Inc............................  2,401   41,945
    Robbins & Myers, Inc..............................................  2,875  131,790
   #Robert Half International, Inc....................................  1,600   43,216
   #Rockwell Automation, Inc..........................................    945   63,655
   #Rollins, Inc......................................................  3,000   70,740
    Roper Industries, Inc.............................................  3,333  331,467
   #RR Donnelley & Sons Co............................................ 11,364  137,732
   *Rush Enterprises, Inc. Class A....................................  2,100   33,915
    Ryder System, Inc.................................................  2,800  110,432
   *Saia, Inc.........................................................  1,280   28,928
    Sauer-Danfoss, Inc................................................    891   32,245
    Schawk, Inc.......................................................    308    3,505
    SeaCube Container Leasing, Ltd....................................  1,306   22,933
   *Shaw Group, Inc. (The)............................................  4,520  176,054
    SIFCO Industries, Inc.............................................    157    3,022
    Simpson Manufacturing Co., Inc....................................  3,500   84,840
    SkyWest, Inc......................................................  3,300   23,100
   *SL Industries, Inc................................................    160    2,200
    Snap-on, Inc......................................................  3,329  225,640
    Southwest Airlines Co............................................. 35,382  325,161
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  8,200  192,700
   *Spirit Airlines, Inc..............................................  2,159   46,440
    SPX Corp..........................................................  3,471  210,759
   *Standard Parking Corp.............................................    600   12,726

                                      771

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    Standard Register Co. (The).......................................  1,100 $      891
    Standex International Corp........................................  1,000     42,780
    Stanley Black & Decker, Inc.......................................  4,725    316,055
    Steelcase, Inc. Class A...........................................  6,510     55,791
  #*Stericycle, Inc...................................................    900     83,565
   *Sterling Construction Co., Inc....................................    832      8,262
    Sun Hydraulics Corp...............................................  1,420     32,064
  #*Swift Transportation Co...........................................  5,934     49,252
   *SYKES Enterprises, Inc............................................  2,977     44,030
    Sypris Solutions, Inc.............................................  1,400      8,694
    TAL International Group, Inc......................................  2,476     84,555
   *Taser International, Inc..........................................  4,043     21,873
   *Team, Inc.........................................................  1,300     40,482
   *Tecumseh Products Co. Class A.....................................    610      3,306
    Tennant Co........................................................  1,219     50,796
   *Terex Corp........................................................  8,173    159,374
   *Tetra Tech, Inc...................................................  4,448    114,358
   #Textainer Group Holdings, Ltd.....................................  2,591     97,473
  #*Thermon Group Holdings, Inc.......................................    573     12,308
    Timken Co.........................................................  4,108    148,710
   #Titan International, Inc..........................................  2,914     60,232
   *Titan Machinery, Inc..............................................  1,637     46,556
    Toro Co. (The)....................................................  1,210     45,496
    Towers Watson & Co................................................  2,100    123,123
   *TransDigm Group, Inc..............................................    520     64,147
   *TRC Cos., Inc.....................................................    768      5,046
   *Trex Co., Inc.....................................................    900     22,932
   *Trimas Corp.......................................................  2,500     54,350
    Trinity Industries, Inc...........................................  5,239    146,692
    Triumph Group, Inc................................................  3,087    193,030
   *TrueBlue, Inc.....................................................  2,900     44,138
   *Tutor Perini Corp.................................................  1,941     22,050
    Twin Disc, Inc....................................................    700     13,706
    Tyco International, Ltd........................................... 10,640    584,562
   *Ultralife Corp....................................................    900      3,519
    UniFirst Corp.....................................................  1,105     69,195
    Union Pacific Corp................................................ 10,945  1,341,966
  #*United Continental Holdings, Inc.................................. 11,467    216,612
    United Parcel Service, Inc. Class B...............................  3,700    279,757
  #*United Rentals, Inc...............................................  2,813     81,324
   #United Stationers, Inc............................................  2,703     68,143
    United Technologies Corp..........................................  5,775    429,891
    Universal Forest Products, Inc....................................  1,415     45,181
    Universal Truckload Services, Inc.................................  1,125     16,751
    URS Corp..........................................................  5,369    188,291
  #*US Airways Group, Inc.............................................  5,600     64,176
    US Ecology, Inc...................................................  1,310     25,545
    US Home Systems, Inc..............................................    327      2,979
   *USA Truck, Inc....................................................    505      2,116
  #*USG Corp..........................................................  4,037     65,561
    UTi Worldwide, Inc................................................  6,977     92,445
   #Valmont Industries, Inc...........................................  1,527    189,165
   *Verisk Analytics, Inc. Class A....................................  1,860     93,465
    Viad Corp.........................................................  1,375     23,829
    Vicor Corp........................................................  1,600     10,736
   #W.W. Grainger, Inc................................................    383     78,450
   *WABCO Holdings, Inc...............................................  1,400     76,888
    Wabtec Corp.......................................................  1,650    130,647
    Waste Connections, Inc............................................  5,342    164,373
   #Waste Management, Inc.............................................  5,008    172,275
   #Watsco, Inc.......................................................  1,518    103,133

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A............................  2,141 $    72,023
    Werner Enterprises, Inc...........................................  5,157     119,024
  #*WESCO International, Inc..........................................  3,100     172,701
   *Willis Lease Finance Corp.........................................    400       5,016
   #Woodward, Inc.....................................................  3,525     118,334
   *XPO Logistics, Inc................................................    725       9,222
    Xylem, Inc........................................................  6,340     152,033
                                                                              -----------
Total Industrials.....................................................         30,438,286
                                                                              -----------
Information Technology -- (14.2%)
  #*3D Systems Corp...................................................  1,865      70,870
   *Accelrys, Inc.....................................................  4,001      32,488
    Accenture P.L.C. Class A..........................................  3,300     198,990
   *ACI Worldwide, Inc................................................  1,500      66,015
    Activision Blizzard, Inc.......................................... 11,130     133,894
   *Actuate Corp......................................................  3,400      21,964
   *Acxiom Corp.......................................................  5,903      98,993
   *Adobe Systems, Inc................................................  5,650     174,472
   #ADTRAN, Inc.......................................................  3,600      77,688
   *Advanced Energy Industries, Inc...................................  3,077      37,909
   *Advanced Micro Devices, Inc....................................... 23,180      94,111
   *Advent Software, Inc..............................................  1,906      43,381
   *Agilysys, Inc.....................................................  1,500      13,035
   *Akamai Technologies, Inc..........................................  6,187     217,659
  #*Alliance Data Systems Corp........................................    600      78,000
   *Alpha & Omega Semiconductor, Ltd..................................    992       7,648
    Altera Corp.......................................................  1,414      50,126
   *Amdocs, Ltd.......................................................  5,000     148,750
    American Software, Inc. Class A...................................  1,633      13,162
  #*Amkor Technology, Inc............................................. 10,538      56,168
    Amphenol Corp. Class A............................................  1,800     105,984
   *Amtech Systems, Inc...............................................    400       1,700
   *ANADIGICS, Inc....................................................  1,800       2,286
    Analog Devices, Inc...............................................  3,000     117,240
   *Anaren, Inc.......................................................    909      18,244
  #*Ancestry.com, Inc.................................................  2,700      90,369
    Anixter International, Inc........................................  2,263     128,787
   *ANSYS, Inc........................................................  1,000      59,960
  #*AOL, Inc..........................................................  6,808     216,903
   *Apple, Inc........................................................  4,833   2,951,803
   *Applied Materials, Inc............................................ 29,585     322,181
   *Applied Micro Circuits Corp.......................................  4,972      28,440
   *Ariba, Inc........................................................  1,600      71,088
   *Arris Group, Inc..................................................  8,014     101,698
   *Arrow Electronics, Inc............................................  4,992     168,480
  #*Aruba Networks, Inc...............................................  1,700      24,106
  #*AsiaInfo-Linkage, Inc.............................................  2,500      25,600
   *Aspen Technology, Inc.............................................  1,480      34,602
   *Atmel Corp........................................................  3,700      21,682
   *ATMI, Inc.........................................................  2,318      43,996
   *AuthenTec, Inc....................................................  3,200      26,880
   *Autodesk, Inc.....................................................  2,600      88,192
    Automatic Data Processing, Inc....................................  3,358     189,895
    Avago Technologies, Ltd...........................................  2,800     103,600
   *Aviat Networks, Inc...............................................  3,720       8,407
   *Avid Technology, Inc..............................................  2,744      25,272
   *Avnet, Inc........................................................  5,595     176,242
    AVX Corp..........................................................  6,101      59,424
   *AXT, Inc..........................................................  2,400       8,376
    Badger Meter, Inc.................................................    900      30,501
    Bel Fuse, Inc. Class B............................................    700      12,621

                                      773

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *Benchmark Electronics, Inc........................................  4,214 $ 66,413
    Black Box Corp....................................................  1,262   33,620
    Blackbaud, Inc....................................................  1,250   33,725
   *Blucora, Inc......................................................  3,000   45,750
   *BMC Software, Inc.................................................  1,850   73,260
   #Booz Allen Hamilton Holding Corp..................................    793   13,822
   *Bottomline Technologies, Inc......................................  1,900   36,081
   *Brightpoint, Inc..................................................  4,400   39,468
   *Broadcom Corp. Class A............................................  5,727  194,031
    Broadridge Financial Solutions, Inc...............................  4,300   91,031
   *BroadVision, Inc..................................................    200    1,688
   *Brocade Communications Systems, Inc............................... 31,640  157,251
    Brooks Automation, Inc............................................  4,559   42,216
   *BSQUARE Corp......................................................    500    1,540
   *BTU International, Inc............................................    400      956
    CA, Inc...........................................................  6,755  162,593
    Cabot Microelectronics Corp.......................................  1,702   50,039
  #*CACI International, Inc. Class A..................................  1,700   95,965
   *Cadence Design Systems, Inc.......................................  6,300   76,986
   *CalAmp Corp.......................................................    800    6,024
   *Calix, Inc........................................................  1,990    9,174
   *Callidus Software, Inc............................................  1,300    6,019
   *Cardtronics, Inc..................................................  1,700   52,717
   *Cascade Microtech, Inc............................................    700    3,136
    Cass Information Systems, Inc.....................................    797   30,286
   *CEVA, Inc.........................................................  1,230   19,114
   *Checkpoint Systems, Inc...........................................  2,300   17,687
   *CIBER, Inc........................................................  4,882   18,308
  #*Cirrus Logic, Inc.................................................  3,500  128,695
    Cisco Systems, Inc................................................ 30,512  486,666
   *Citrix Systems, Inc...............................................    900   65,412
   *Clearfield, Inc...................................................    600    2,910
    Cognex Corp.......................................................  2,400   81,120
   *Cognizant Technology Solutions Corp. Class A......................  1,100   62,447
   *Coherent, Inc.....................................................  1,788   87,308
    Cohu, Inc.........................................................  1,699   14,611
    Communications Systems, Inc.......................................    400    4,588
   *CommVault Systems, Inc............................................    924   44,832
   #Computer Sciences Corp............................................  3,960   97,495
   *Computer Task Group, Inc..........................................  1,200   17,892
   *Compuware Corp.................................................... 16,669  153,521
   *comScore, Inc.....................................................    568    8,747
    Comtech Telecommunications Corp...................................  1,300   35,516
   *Concur Technologies, Inc..........................................  1,241   83,817
   *Concurrent Computer Corp..........................................    100      422
   *Constant Contact, Inc.............................................    821   13,768
    Convergys Corp....................................................  8,413  124,008
   *CoreLogic, Inc....................................................  7,508  172,684
   *CoStar Group, Inc.................................................    766   63,218
   *Cray, Inc.........................................................  2,933   36,457
  #*Cree, Inc.........................................................  7,629  182,715
    Crexendo, Inc.....................................................    100      360
   *CSG Systems International, Inc....................................  2,156   38,010
    CTS Corp..........................................................  1,493   13,288
  #*Cymer, Inc........................................................  2,136  122,201
   *Cypress Semiconductor Corp........................................  2,400   25,656
    Daktronics, Inc...................................................  2,835   21,915
   *Datalink Corp.....................................................  1,094    8,610
   *DealerTrack Holdings, Inc.........................................  3,027   88,298
   *Dell, Inc......................................................... 10,202  121,200
   *Deltek, Inc.......................................................  1,382   17,994

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
  #*Demand Media, Inc.................................................  1,275 $ 14,178
   *Dice Holdings, Inc................................................  4,814   36,298
    Diebold, Inc......................................................  3,600  116,460
   *Digi International, Inc...........................................  1,800   16,470
    Digimarc Corp.....................................................    400    9,716
   *Digital River, Inc................................................  1,760   31,310
   *Diodes, Inc.......................................................  2,233   42,293
  #*Dolby Laboratories, Inc. Class A..................................  1,796   63,309
   *Dot Hill Systems Corp.............................................  2,024    2,064
   *DSP Group, Inc....................................................  1,600    9,248
    DST Systems, Inc..................................................  2,528  136,259
   *DTS, Inc..........................................................  1,198   22,313
   *Dynamics Research Corp............................................    600    3,450
    EarthLink, Inc....................................................  7,362   50,430
   *eBay, Inc......................................................... 10,200  451,860
   #Ebix, Inc.........................................................  1,900   41,211
   *Echelon Corp......................................................  1,167    3,758
   *EchoStar Corp. Class A............................................  2,656   76,493
    Electro Rent Corp.................................................  1,500   25,140
    Electro Scientific Industries, Inc................................  1,665   20,663
   *Electronic Arts, Inc..............................................  3,950   43,529
   *Electronics for Imaging, Inc......................................  3,122   45,644
   *eMagin Corp.......................................................    200      580
   *EMC Corp.......................................................... 24,150  632,972
   *EMCORE Corp.......................................................  1,250    6,225
   *Emulex Corp.......................................................  5,513   35,669
   *Entegris, Inc.....................................................  8,844   71,194
   *Entropic Communications, Inc......................................  6,177   37,062
   *Envestnet, Inc....................................................  1,675   20,452
    EPIQ Systems, Inc.................................................  2,540   28,677
   *ePlus, Inc........................................................    574   19,505
  #*Equinix, Inc......................................................  1,291  230,030
   *Euronet Worldwide, Inc............................................  2,800   51,184
   *Exar Corp.........................................................  3,247   24,028
   *ExlService Holdings, Inc..........................................  2,138   52,702
   *Extreme Networks..................................................  6,672   21,350
   *F5 Networks, Inc..................................................    800   74,704
   *Fabrinet..........................................................  1,800   23,904
   #FactSet Research Systems, Inc.....................................    434   40,345
    Fair Isaac Corp...................................................  1,975   85,498
   *Fairchild Semiconductor International, Inc........................  8,800  121,968
   *FalconStor Software, Inc..........................................  2,300    4,646
   *FARO Technologies, Inc............................................    900   38,727
   *FEI Co............................................................  2,500  119,275
    Fidelity National Information Services, Inc....................... 10,874  341,879
  #*Finisar Corp......................................................  4,800   59,664
  #*First Solar, Inc..................................................  1,002   15,571
   *Fiserv, Inc.......................................................  4,674  327,788
   *FleetCor Technologies, Inc........................................  1,366   50,433
   *FormFactor, Inc...................................................  2,984   18,262
    Forrester Research, Inc...........................................  1,200   34,248
   *Fortinet, Inc.....................................................  3,600   86,436
   *Frequency Electronics, Inc........................................    400    3,572
   *FSI International, Inc............................................  2,063    7,468
   *Gartner Group, Inc................................................  1,100   48,829
   *Genpact, Ltd...................................................... 10,755  187,352
    Global Payments, Inc..............................................  1,008   43,163
   *Globecomm Systems, Inc............................................  1,706   17,367
   *Google, Inc. Class A..............................................  1,061  671,581
   *GSI Group, Inc....................................................  2,146   22,104
   *GSI Technology, Inc...............................................  1,600    7,664

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Information Technology -- (Continued)
  #*GT Advanced Technologies, Inc.....................................  5,500 $   28,160
   *Guidance Software, Inc............................................    500      4,930
   *Hackett Group, Inc. (The).........................................  2,800     13,188
   *Harmonic, Inc.....................................................  8,532     36,176
    Heartland Payment Systems, Inc....................................  2,158     68,409
    Hewlett-Packard Co................................................ 27,973    510,228
   *Hittite Microwave Corp............................................  2,034    103,063
   *Hutchinson Technology, Inc........................................    800      1,112
   *I.D. Systems, Inc.................................................    100        430
    IAC/InterActiveCorp...............................................  5,080    267,259
   *Identive Group, Inc...............................................  2,492      2,230
   *IEC Electronics Corp..............................................    450      2,830
   *iGATE Corp........................................................  2,902     46,142
   *Ikanos Communications, Inc........................................    290        264
   *Imation Corp......................................................  1,900     10,583
   *Immersion Corp....................................................  1,700      9,503
  #*Infinera Corp.....................................................  6,587     36,360
   *Informatica Corp..................................................  1,169     34,497
   *Ingram Micro, Inc. Class A........................................ 10,867    162,896
   *Innodata, Inc.....................................................    700      2,688
  #*Inphi Corp........................................................  2,200     24,200
   *Insight Enterprises, Inc..........................................  3,200     53,632
   *Integrated Device Technology, Inc................................. 10,425     52,542
   *Integrated Silicon Solution, Inc..................................  1,736     16,891
    Intel Corp........................................................ 58,000  1,490,600
   *Interactive Intelligence Group, Inc...............................    300      7,824
   #InterDigital, Inc.................................................    450     12,285
   *Intermec, Inc.....................................................  3,175     19,114
   *Internap Network Services Corp....................................  4,200     27,048
    International Business Machines Corp..............................  5,900  1,156,282
   *International Rectifier Corp......................................  3,559     60,645
    Intersil Corp. Class A............................................  8,110     74,693
   *Intevac, Inc......................................................  1,700      9,979
   #Intuit, Inc.......................................................  1,400     81,228
   *iPass, Inc........................................................  2,100      4,788
  #*IPG Photonics Corp................................................  1,700     88,111
  #*Itron, Inc........................................................  2,898    112,935
   *Ixia..............................................................  4,753     73,672
   *IXYS Corp.........................................................  2,328     23,513
   #j2 Global, Inc....................................................  2,725     81,559
    Jabil Circuit, Inc................................................  7,100    154,070
    Jack Henry & Associates, Inc......................................  5,004    173,789
   *JDA Software Group, Inc...........................................  2,634     77,914
   *JDS Uniphase Corp................................................. 13,298    130,852
   *Juniper Networks, Inc.............................................  6,900    120,957
   *Kemet Corp........................................................  1,223      5,907
   *Kenexa Corp.......................................................  1,272     30,286
   *Key Tronic Corp...................................................    700      5,194
    Keynote Systems, Inc..............................................  1,040     14,300
  #*KIT Digital, Inc..................................................  2,138      6,842
    KLA-Tencor Corp...................................................  5,695    289,932
   *Kulicke & Soffa Industries, Inc...................................  5,330     59,003
   *KVH Industries, Inc...............................................    884     11,536
  #*Lam Research Corp.................................................  7,408    254,909
   *Lattice Semiconductor Corp........................................  7,554     28,025
   *LeCroy Corp.......................................................  1,300     18,577
   #Lender Processing Services, Inc...................................  2,850     70,310
   #Lexmark International, Inc. Class A...............................  4,290     75,032
   *Limelight Networks, Inc...........................................  7,507     20,869
    Linear Technology Corp............................................  2,600     83,850
  #*LinkedIn Corp. Class A............................................    700     71,855

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Information Technology -- (Continued)
   *Lionbridge Technologies, Inc......................................    178 $      548
  #*Liquidity Services, Inc...........................................  1,727     78,958
    Littlefuse, Inc...................................................  1,798     96,445
   *LogMeIn, Inc......................................................    600     11,370
   *LoJack Corp.......................................................  1,205      3,772
    Loral Space & Communications, Inc.................................    980     70,511
   *LSI Corp.......................................................... 15,094    104,149
   *LTX-Credence Corp.................................................  3,103     18,184
   *Magnachip Semiconductor Corp......................................    639      6,505
   *Manhattan Associates, Inc.........................................    700     32,683
    Marchex, Inc. Class B.............................................  1,400      4,858
   *Market Leader, Inc................................................    677      3,615
    Marvell Technology Group, Ltd..................................... 17,297    194,764
    MasterCard, Inc. Class A..........................................    500    218,285
  #*Mattersight Corp..................................................    151      1,173
   *Mattson Technology, Inc...........................................  4,300      3,784
    Maxim Integrated Products, Inc.................................... 10,107    275,214
    MAXIMUS, Inc......................................................  1,600     80,800
   *MaxLinear, Inc. Class A...........................................  1,000      4,720
   *Measurement Specialties, Inc......................................  1,000     29,780
   *MEMC Electronic Materials, Inc....................................  3,200      6,144
   *MEMSIC, Inc.......................................................  1,034      2,171
   *Mentor Graphics Corp..............................................  7,585    115,899
   *Mercury Computer Systems, Inc.....................................  2,009     23,445
    Mesa Laboratories, Inc............................................    256     11,853
    Methode Electronics, Inc..........................................  2,500     22,000
    Micrel, Inc.......................................................  3,829     35,763
   #Microchip Technology, Inc.........................................  1,400     46,732
   *Micron Technology, Inc............................................ 37,461    232,633
   *MICROS Systems, Inc...............................................    847     40,436
   *Microsemi Corp....................................................  6,127    118,619
    Microsoft Corp.................................................... 52,298  1,541,222
   *Mindspeed Technologies, Inc.......................................  2,100      4,956
   *MIPS Technologies, Inc............................................  2,978     18,315
    MKS Instruments, Inc..............................................  3,394     89,602
    MOCON, Inc........................................................    400      6,236
   *ModusLink Global Solutions, Inc...................................  2,008      6,867
   #Molex, Inc........................................................  3,231     81,163
    Molex, Inc. Class A...............................................  2,753     56,932
   *MoneyGram International, Inc......................................  1,187     18,470
   *Monolithic Power Systems, Inc.....................................  1,840     35,659
   *Monotype Imaging Holdings, Inc....................................  2,219     32,575
  #*Monster Worldwide, Inc............................................  8,316     60,291
   *MoSys, Inc........................................................  2,300      7,429
    Motorola Solutions, Inc...........................................  2,008     97,067
   *Move, Inc.........................................................  2,683     24,710
    MTS Systems Corp..................................................  1,100     47,817
   *Multi-Fineline Electronix, Inc....................................  1,449     37,920
   *Nanometrics, Inc..................................................  1,500     22,785
   *NAPCO Security Technologies, Inc..................................    990      2,960
   #National Instruments Corp.........................................  4,156    107,391
   *NCI, Inc. Class A.................................................    397      2,354
   *NCR Corp..........................................................  5,700    132,924
  #*NetApp, Inc.......................................................  2,450     80,042
  #*NETGEAR, Inc......................................................  2,200     76,186
   *NetScout Systems, Inc.............................................  2,116     49,430
   *NetSuite, Inc.....................................................  1,250     69,175
  #*NeuStar, Inc. Class A.............................................  2,300     81,443
   *Newport Corp......................................................  2,772     31,185
    NIC, Inc..........................................................  1,550     20,863
   *Novatel Wireless, Inc.............................................  1,800      4,248

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
  #*Nuance Communications, Inc........................................  7,400 $150,590
   *NumereX Corp. Class A.............................................    800    7,608
   *NVIDIA Corp....................................................... 10,916  147,803
   *Oclaro, Inc.......................................................  4,670   13,076
   *Official Payments Holdings, Inc...................................    100      397
  #*OmniVision Technologies, Inc......................................  3,593   50,374
   *ON Semiconductor Corp............................................. 17,175  119,194
   *Online Resources Corp.............................................  1,500    3,555
  #*OpenTable, Inc....................................................    900   32,724
   *Oplink Communications, Inc........................................  1,474   19,545
    OPNET Technologies, Inc...........................................  1,138   30,089
    Oracle Corp....................................................... 20,651  623,660
   *OSI Systems, Inc..................................................  1,200   77,448
   *PAR Technology Corp...............................................    700    3,591
   *Parametric Technology Corp........................................  5,400  116,316
    Park Electrochemical Corp.........................................  1,531   41,352
   #Paychex, Inc......................................................  2,300   75,187
    PC Connection, Inc................................................  1,700   20,213
   *PC Mall, Inc......................................................    700    4,004
    PC-Tel, Inc.......................................................    700    4,312
   *PDF Solutions, Inc................................................  1,700   15,827
   *Perceptron, Inc...................................................    300    1,608
   *Perficient, Inc...................................................  2,500   33,225
   *Pericom Semiconductor Corp........................................  1,840   14,794
   *Pervasive Software, Inc...........................................    800    5,408
   *Photronics, Inc...................................................  4,300   25,155
   *Pixelworks, Inc...................................................    300      885
   *Planar Systems, Inc...............................................    731    1,031
   #Plantronics, Inc..................................................  2,000   65,640
   *Plexus Corp.......................................................  2,591   74,414
   *PLX Technology, Inc...............................................  3,500   19,810
   *PMC-Sierra, Inc................................................... 15,587   82,923
  #*Polycom, Inc......................................................  2,959   25,862
    Power Integrations, Inc...........................................  1,600   56,384
   *Power-One, Inc....................................................  5,351   26,755
   *PRGX Global, Inc..................................................  2,000   15,200
   *Progress Software Corp............................................  4,275   83,106
   *PROS Holdings, Inc................................................    933   13,006
    Pulse Electronics Corp............................................  1,100    1,991
    QAD, Inc. Class A.................................................    642    8,956
    QAD, Inc. Class B.................................................    160    2,136
   *QLogic Corp.......................................................  6,817   78,668
    QUALCOMM, Inc..................................................... 11,854  707,447
   *Quantum Corp......................................................  4,896    7,246
   *Quest Software, Inc...............................................  4,400  122,936
  #*QuinStreet, Inc...................................................    212    1,923
  #*Rackspace Hosting, Inc............................................  1,500   65,820
   *Radisys Corp......................................................  1,829    6,237
   *Ramtron International Corp........................................  1,300    3,549
   *RealD, Inc........................................................  3,135   30,410
    RealNetworks, Inc.................................................  2,452   19,028
  #*Red Hat, Inc......................................................  2,126  114,081
   *Reis, Inc.........................................................    600    6,240
   *Responsys, Inc....................................................    581    6,478
   *RF Micro Devices, Inc............................................. 14,695   57,017
    Richardson Electronics, Ltd.......................................    900   11,025
    Rimage Corp.......................................................    800    5,560
   *Riverbed Technology, Inc..........................................  1,400   24,696
   *Rofin-Sinar Technologies, Inc.....................................  1,841   33,377
   *Rogers Corp.......................................................  1,100   39,435
   *Rosetta Stone, Inc................................................  1,320   17,200

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
  #*Rovi Corp.........................................................  1,300 $ 17,394
  #*Rubicon Technology, Inc...........................................  1,486   14,934
   *Rudolph Technologies, Inc.........................................  2,408   24,080
   *Saba Software, Inc................................................  1,400   11,676
    SAIC, Inc.........................................................  9,500  109,915
  #*Salesforce.com, Inc...............................................    600   74,616
  #*Sandisk Corp......................................................  4,900  201,537
   *Sanmina-SCI Corp..................................................  4,208   35,936
    Sapient Corp......................................................  4,482   44,641
   *ScanSource, Inc...................................................  1,900   54,853
   *SeaChange International, Inc......................................  2,125   16,086
  #*Seagate Technology................................................ 11,400  342,228
  #*Semtech Corp......................................................  4,341  103,706
   *ShoreTel, Inc.....................................................  2,000    9,360
   *Sigma Designs, Inc................................................  1,800   12,240
  #*Silicon Graphics International Corp...............................  1,167    7,761
   *Silicon Image, Inc................................................  4,400   17,248
   *Silicon Laboratories, Inc.........................................  2,100   77,595
   *Skyworks Solutions, Inc...........................................  1,992   57,629
   *Smith Micro Software, Inc.........................................  2,100    3,633
   *SMTC Corp.........................................................  1,100    3,399
   *SolarWinds, Inc...................................................  1,900  101,441
    Solera Holdings, Inc..............................................  1,000   39,050
   *Sonus Networks, Inc............................................... 15,225   25,274
  #*Sourcefire, Inc...................................................    500   25,525
   *Spansion, Inc. Class A............................................  3,631   37,218
  #*Spark Networks, Inc...............................................  1,000    5,790
   *SS&C Technologies Holdings, Inc...................................  5,400  131,220
   *Stamps.com, Inc...................................................    746   15,778
   *Standard Microsystems Corp........................................  1,700   62,747
   *StarTek, Inc......................................................    700    2,107
   *STEC, Inc.........................................................  3,428   27,664
  #*Stratasys, Inc....................................................    400   24,512
   *Super Micro Computer, Inc.........................................  2,560   31,770
   *Supertex, Inc.....................................................    628   10,670
   *Support.com, Inc..................................................  2,850    8,122
   *Sycamore Networks, Inc............................................  1,744   24,852
   *Symantec Corp.....................................................  4,890   77,018
   *Symmetricom, Inc..................................................  3,136   18,785
  #*Synaptics, Inc....................................................  2,000   52,760
   *SYNNEX Corp.......................................................  2,723   92,119
  #*Synopsys, Inc.....................................................  5,017  151,965
    Syntel, Inc.......................................................  1,200   69,756
   *Take-Two Interactive Software, Inc................................  2,300   20,194
    TE Connectivity, Ltd..............................................  9,852  325,215
   *Tech Data Corp....................................................  2,821  141,332
   *TechTarget, Inc...................................................  2,212    9,091
   *TeleNav, Inc......................................................  2,000   11,540
   *TeleTech Holdings, Inc............................................  2,700   44,442
    Tellabs, Inc...................................................... 20,300   66,787
    Telular Corp......................................................  1,200   11,316
   *Teradata Corp.....................................................  1,850  125,097
   *Teradyne, Inc..................................................... 12,646  186,023
    Tessco Technologies, Inc..........................................    550   10,312
    Tessera Technologies, Inc.........................................  2,900   41,905
    Texas Instruments, Inc............................................ 13,140  357,934
    TheStreet, Inc....................................................    100      145
   *TIBCO Software, Inc...............................................  1,804   50,674
   *TiVo, Inc.........................................................  7,000   60,830
   *TNS, Inc..........................................................  1,234   20,892
    Total System Services, Inc........................................  2,141   50,635

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Information Technology -- (Continued)
   *Transact Technologies, Inc........................................    400 $     3,092
   *Trimble Navigation, Ltd...........................................  1,400      61,964
   *TriQuint Semiconductor, Inc.......................................  8,373      47,224
   *TTM Technologies, Inc.............................................  2,400      26,256
   *Tyler Technologies, Inc...........................................  1,000      39,020
   *Ultimate Software Group, Inc......................................    591      52,877
   *Ultra Clean Holdings..............................................  1,300       7,852
   *Ultratech, Inc....................................................  1,800      57,258
  #*Unisys Corp.......................................................  1,610      31,282
    United Online, Inc................................................  7,362      31,215
   *Unwired Planet, Inc...............................................  2,994       5,868
  #*ValueClick, Inc...................................................  3,867      60,751
  #*Veeco Instruments, Inc............................................  2,791      99,667
  #*VeriFone Systems, Inc.............................................  1,000      36,290
   *Verint Systems, Inc...............................................  1,481      41,335
  #*VeriSign, Inc.....................................................  1,800      79,956
  #*ViaSat, Inc.......................................................  2,200      84,260
   *Viasystems Group, Inc.............................................    804      12,382
   *Virtusa Corp......................................................  2,000      30,300
    Visa, Inc.........................................................  6,550     845,408
  #*Vishay Intertechnology, Inc.......................................  9,618      94,930
   *Vishay Precision Group, Inc.......................................    673       9,153
  #*VistaPrint NV.....................................................  1,385      47,782
  #*VMware, Inc. Class A..............................................    400      36,304
   *Volterra Semiconductor Corp.......................................  1,519      34,907
    Wayside Technology Group, Inc.....................................    200       2,558
   *Web.com Group, Inc................................................  3,347      51,878
  #*WebMD Health Corp.................................................    460       6,767
   *Websense, Inc.....................................................  1,414      21,224
   *Westell Technologies, Inc. Class A................................  2,172       4,757
   *Western Digital Corp.............................................. 11,837     470,757
    Western Union Co. (The)...........................................  3,390      59,088
  #*Wright Express Corp...............................................  1,336      86,012
    Xerox Corp........................................................ 43,681     302,709
    Xilinx, Inc.......................................................  3,594     116,446
   *XO Group, Inc.....................................................  2,100      18,081
    Xyratex, Ltd......................................................  2,100      24,843
   *Yahoo!, Inc....................................................... 26,699     422,912
   *Zebra Technologies Corp. Class A..................................  1,700      58,718
   *Zix Corp..........................................................  3,419       8,342
   *Zygo Corp.........................................................  1,500      26,820
                                                                              -----------
Total Information Technology..........................................         37,755,611
                                                                              -----------
Materials -- (4.8%)
    A. Schulman, Inc..................................................  2,200      48,092
   *A.M. Castle & Co..................................................  1,581      11,525
   *AEP Industries, Inc...............................................    400      18,792
    Air Products & Chemicals, Inc.....................................  1,100      88,473
    Airgas, Inc.......................................................  2,643     209,643
   #AK Steel Holding Corp.............................................  5,900      31,388
    Albemarle Corp....................................................  1,400      81,508
   #Alcoa, Inc........................................................ 49,187     416,614
    Allegheny Technologies, Inc.......................................  2,850      85,585
   *Allied Nevada Gold Corp...........................................  1,571      40,610
   #AMCOL International Corp..........................................  2,185      67,079
   *American Pacific Corp.............................................    300       3,048
    American Vanguard Corp............................................  2,138      50,008
   #AptarGroup, Inc...................................................  3,752     187,638
   *Arabian American Development Co...................................  1,000       9,500
    Ashland, Inc......................................................  3,698     260,302
    Balchem Corp......................................................    800      26,664

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Materials -- (Continued)
    Ball Corp.........................................................  1,800 $ 74,808
    Bemis Co., Inc....................................................  7,616  234,192
    Boise, Inc........................................................  7,946   58,800
    Buckeye Technologies, Inc.........................................  2,200   66,264
    Cabot Corp........................................................  4,442  173,238
   *Calgon Carbon Corp................................................  2,900   40,136
    Carpenter Technology Corp.........................................  1,300   62,218
   *Century Aluminum Co...............................................  5,300   32,383
    CF Industries Holdings, Inc.......................................  1,826  357,458
    Chase Corp........................................................    400    6,184
   *Chemtura Corp.....................................................  4,720   63,814
   *Clearwater Paper Corp.............................................  1,400   49,336
   #Cliffs Natural Resources, Inc.....................................  1,900   77,691
   *Coeur d'Alene Mines Corp..........................................  5,300   86,443
    Commercial Metals Co..............................................  7,549   97,307
    Compass Minerals International, Inc...............................  1,100   79,574
   *Contango ORE, Inc.................................................     20      170
   *Core Molding Technologies, Inc....................................    283    2,277
   *Crown Holdings, Inc...............................................  1,700   61,030
    Cytec Industries, Inc.............................................  3,200  196,992
    Deltic Timber Corp................................................    681   42,093
    Domtar Corp.......................................................  2,479  183,099
    Dow Chemical Co. (The)............................................ 16,731  481,518
    E.I. du Pont de Nemours & Co......................................  6,400  318,080
    Eagle Materials, Inc..............................................  3,100  107,725
    Ecolab, Inc.......................................................  1,956  128,020
   *Ferro Corp........................................................  1,600    4,912
  #*Flotek Industries, Inc............................................  1,900   18,563
    FMC Corp..........................................................  1,500   82,050
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  8,300  279,461
    Friedman Industries, Inc..........................................    400    3,648
   #FutureFuel Corp...................................................    543    5,283
  #*General Moly, Inc.................................................  6,663   19,856
    Georgia Gulf Corp.................................................  2,328   76,312
    Globe Specialty Metals, Inc.......................................  4,277   53,591
  #*Golden Minerals Co................................................    900    3,798
   *Graphic Packaging Holding Co...................................... 21,380  119,728
   *Greif, Inc. Class A...............................................  1,400   60,564
   #Greif, Inc. Class B...............................................    720   36,000
    H.B. Fuller Co....................................................  3,400   99,348
    Hawkins, Inc......................................................    817   31,079
    Haynes International, Inc.........................................    600   28,914
   *Headwaters, Inc...................................................  3,100   19,375
   #Hecla Mining Co................................................... 14,800   66,600
   *Horsehead Holding Corp............................................  3,150   28,444
    Huntsman Corp..................................................... 16,529  209,092
    Innophos Holdings, Inc............................................  1,300   75,361
   *Innospec, Inc.....................................................  1,500   46,680
    International Flavors & Fragrances, Inc...........................    900   50,166
    International Paper Co............................................  9,602  315,042
  #*Intrepid Potash, Inc..............................................  3,300   77,022
    Kaiser Aluminum Corp..............................................  1,325   72,266
   *KapStone Paper & Packaging Corp...................................  3,074   51,674
    KMG Chemicals, Inc................................................    758   13,553
    Koppers Holdings, Inc.............................................    800   26,352
   *Kraton Performance Polymers, Inc..................................  1,406   32,929
   #Kronos Worldwide, Inc.............................................  1,652   27,952
   *Landec Corp.......................................................  1,783   14,246
   *Louisiana-Pacific Corp............................................  9,887  102,034
   *LSB Industries, Inc...............................................  1,100   35,343
    LyondellBasell Industries NV Class A..............................  3,724  165,830

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Materials -- (Continued)
   #Martin Marietta Materials, Inc....................................  2,100 $   157,794
    Materion Corp.....................................................  1,400      27,482
  #*McEwen Mining, Inc................................................  2,806       8,390
   #MeadWestvaco Corp.................................................  7,018     199,311
   *Mercer International, Inc.........................................  1,948      10,208
   *Metals USA Holdings Corp..........................................  2,369      38,544
    Minerals Technologies, Inc........................................  1,319      84,337
  #*Molycorp, Inc.....................................................    470       8,187
    Mosaic Co. (The)..................................................  2,600     151,086
    Myers Industries, Inc.............................................  2,522      41,462
    Neenah Paper, Inc.................................................  1,208      32,447
    NewMarket Corp....................................................    300      68,964
    Newmont Mining Corp...............................................  4,200     186,774
    Noranda Aluminum Holding Corp.....................................  2,983      18,584
   #Nucor Corp........................................................ 10,931     428,495
    Olin Corp.........................................................  5,472     110,753
    Olympic Steel, Inc................................................    600       9,390
   *OM Group, Inc.....................................................  1,700      26,690
   *Omnova Solutions, Inc.............................................  3,402      24,767
   *Owens-Illinois, Inc...............................................  8,549     157,729
    P.H. Glatfelter Co................................................  2,300      36,593
   #Packaging Corp. of America........................................  5,569     171,470
   *Penford Corp......................................................    590       4,655
    PolyOne Corp......................................................  6,160      90,737
    PPG Industries, Inc...............................................    783      85,707
    Praxair, Inc......................................................  1,500     155,640
    Quaker Chemical Corp..............................................  1,000      44,270
    Reliance Steel & Aluminum Co......................................  5,180     266,666
    Rock-Tenn Co. Class A.............................................  3,169     184,499
    Rockwood Holdings, Inc............................................  4,446     196,602
    Royal Gold, Inc...................................................  2,000     151,360
    RPM International, Inc............................................  7,569     200,578
   *RTI International Metals, Inc.....................................  1,881      42,228
    Schnitzer Steel Industries, Inc. Class A..........................  1,600      45,936
   #Scotts Miracle-Gro Co. Class A (The)..............................  1,100      43,890
    Sealed Air Corp................................................... 10,201     165,256
    Sensient Technologies Corp........................................  3,511     124,465
   #Sherwin-Williams Co. (The)........................................    900     120,915
   #Silgan Holdings, Inc..............................................  2,400      98,904
    Sonoco Products Co................................................  5,742     174,040
   #Southern Copper Corp..............................................    812      26,211
   *Spartech Corp.....................................................  1,471       7,487
    Steel Dynamics, Inc...............................................  9,541     122,983
    Stepan Co.........................................................    700      62,062
   *Stillwater Mining Co..............................................  7,400      65,712
   *SunCoke Energy, Inc...............................................  2,262      36,192
   #Texas Industries, Inc.............................................  1,715      71,636
   #Titanium Metals Corp..............................................  7,907      92,196
   *United States Lime & Minerals, Inc................................    400      18,236
   #United States Steel Corp..........................................  7,188     148,432
   *Universal Stainless & Alloy Products, Inc.........................    500      17,060
    Valspar Corp......................................................  4,201     210,890
    Vulcan Materials Co...............................................  6,300     244,062
    Walter Energy, Inc................................................    550      18,865
    Wausau Paper Corp.................................................  4,000      33,960
    Westlake Chemical Corp............................................  3,155     187,281
    Worthington Industries, Inc.......................................  4,856     105,375
   *WR Grace & Co.....................................................    800      44,832
    Zep, Inc..........................................................  1,225      18,694
   *Zoltek Cos., Inc..................................................  2,600      21,684
                                                                              -----------
Total Materials.......................................................         12,820,042
                                                                              -----------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.............................   1,200 $       --
                                                                               ----------
Telecommunication Services -- (3.7%)
    AT&T, Inc......................................................... 135,317  5,131,221
    Atlantic Tele-Network, Inc........................................   1,112     38,876
  #*Boingo Wireless, Inc..............................................     638      5,480
   *Cbeyond, Inc......................................................   1,878     13,390
    CenturyLink, Inc..................................................  14,330    595,268
   *Cincinnati Bell, Inc..............................................   9,162     35,274
   #Consolidated Communications Holdings, Inc.........................   2,448     38,823
   *Crown Castle International Corp...................................   1,500     92,820
   #Frontier Communications Corp......................................  34,815    136,475
   *General Communications, Inc. Class A..............................   3,400     32,096
    HickoryTech Corp..................................................   1,100     11,737
    IDT Corp. Class B.................................................     901      9,118
   *Iridium Communications, Inc.......................................   4,313     39,076
  #*Leap Wireless International, Inc..................................   1,200      6,816
  #*Level 3 Communications, Inc.......................................   2,418     46,595
    Lumos Networks Corp...............................................     900      8,064
   *MetroPCS Communications, Inc......................................  13,411    117,480
   *Neutral Tandem, Inc...............................................   1,906     26,036
   *NII Holdings, Inc.................................................   4,601     31,057
    NTELOS Holdings Corp..............................................     900     19,080
   *ORBCOMM, Inc......................................................   2,750      8,552
   *Premiere Global Services, Inc.....................................   3,530     32,335
    Primus Telecommunications Group, Inc..............................     360      5,699
  #*SBA Communications Corp...........................................   1,300     76,778
    Shenandoah Telecommunications Co..................................   1,349     21,247
   *Sprint Nextel Corp................................................ 134,400    585,984
    Telephone & Data Systems, Inc.....................................   5,626    136,318
   *tw telecom, inc...................................................   3,350     84,186
   *United States Cellular Corp.......................................   1,270     52,222
    USA Mobility, Inc.................................................   1,498     16,688
    Verizon Communications, Inc.......................................  51,307  2,315,998
    Warwick Valley Telephone Co.......................................     100      1,313
   #Windstream Corp...................................................  13,058    130,058
                                                                               ----------
Total Telecommunication Services......................................          9,902,160
                                                                               ----------
Utilities -- (2.5%)
   *AES Corp. (The)...................................................   7,991     96,371
    AGL Resources, Inc................................................   1,319     53,419
    ALLETE, Inc.......................................................   1,900     78,774
    Alliant Energy Corp...............................................   1,247     58,247
   #Ameren Corp.......................................................   2,759     94,385
    American Electric Power Co., Inc..................................   2,911    122,961
    American States Water Co..........................................     700     28,455
    American Water Works Co., Inc.....................................   1,982     71,847
    Aqua America, Inc.................................................   3,100     79,484
   #Artesian Resources Corp. Class A..................................     400      8,608
    Atmos Energy Corp.................................................   2,552     91,489
    Avista Corp.......................................................   2,700     74,736
    Black Hills Corp..................................................   2,200     70,070
  #*Cadiz, Inc........................................................     300      2,130
    California Water Service Group....................................   2,100     38,787
   *Calpine Corp......................................................  16,660    284,719
    CenterPoint Energy, Inc...........................................   4,900    103,194
    CH Energy Group, Inc..............................................     700     45,521
    Chesapeake Utilities Corp.........................................     500     22,870
    Cleco Corp........................................................   1,672     73,167
    CMS Energy Corp...................................................   3,000     73,980
    Connecticut Water Services, Inc...................................     500     15,115

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Utilities -- (Continued)
    Consolidated Edison, Inc..........................................  1,705 $109,972
    Consolidated Water Co., Ltd.......................................    874    7,167
    Delta Natural Gas Co., Inc........................................      9      183
    Dominion Resources, Inc...........................................  3,419  185,686
    DTE Energy Co.....................................................  1,900  116,603
   *Duke Energy Corp..................................................  3,657  247,871
   *Dynegy, Inc.......................................................  2,082      862
    Edison International, Inc.........................................  1,785   82,431
   #El Paso Electric Co...............................................  1,700   57,545
    Empire District Electric Co. (The)................................  2,100   45,150
    Entergy Corp......................................................  1,000   72,670
    Exelon Corp.......................................................  4,581  179,209
    FirstEnergy Corp..................................................  2,500  125,550
    Gas Natural, Inc..................................................    300    3,045
    Genie Energy, Ltd. Class B........................................  1,601   11,303
   *GenOn Energy, Inc................................................. 31,890   75,898
    Great Plains Energy, Inc..........................................  3,500   77,630
    Hawaiian Electric Industries, Inc.................................  2,699   76,895
    IDACORP, Inc......................................................  1,400   59,080
   #Integrys Energy Group, Inc........................................    900   54,486
   #ITC Holdings Corp.................................................  1,430  106,092
    Laclede Group, Inc. (The).........................................  1,000   41,780
   #MDU Resources Group, Inc..........................................  2,138   47,870
    MGE Energy, Inc...................................................  1,000   47,940
    Middlesex Water Co................................................    653   12,211
    National Fuel Gas Co..............................................    800   39,152
   #New Jersey Resources Corp.........................................  1,500   68,850
   #NextEra Energy, Inc...............................................  2,400  170,160
    NiSource, Inc.....................................................  3,233   82,732
    Northeast Utilities, Inc..........................................  2,456   97,945
   #Northwest Natural Gas Co..........................................  1,377   67,046
    NorthWestern Corp.................................................  1,800   66,474
  #*NRG Energy, Inc...................................................  9,285  184,029
    NV Energy, Inc....................................................  2,500   45,725
   #OGE Energy Corp...................................................  1,000   53,110
    ONEOK, Inc........................................................  7,190  320,027
   #Ormat Technologies, Inc...........................................  2,600   46,800
    Otter Tail Corp...................................................  1,236   29,009
   #Pepco Holdings, Inc...............................................  2,600   51,896
    PG&E Corp.........................................................  2,467  113,877
   #Piedmont Natural Gas Co...........................................  1,836   58,348
    Pinnacle West Capital Corp........................................  1,250   66,925
    PNM Resources, Inc................................................  3,605   74,984
    Portland General Electric Co......................................  2,100   57,183
    PPL Corp..........................................................  3,508  101,381
    Public Service Enterprise Group, Inc..............................  3,009  100,019
    Questar Corp......................................................  5,047  102,706
    RGC Resources, Inc................................................    100    1,788
   #SCANA Corp........................................................  1,500   73,755
   #Sempra Energy.....................................................  1,333   93,857
    SJW Corp..........................................................  1,148   26,783
    South Jersey Industries, Inc......................................  1,200   63,432
    Southern Co. (The)................................................  5,258  253,173
    Southwest Gas Corp................................................  1,300   58,058
    TECO Energy, Inc..................................................  2,400   43,656
    UGI Corp..........................................................  2,920   89,498
    UIL Holdings Corp.................................................  1,875   69,450
    Unitil Corp.......................................................    600   15,936
    UNS Energy Corp...................................................  2,000   81,400
   #Vectren Corp......................................................  2,348   70,088
   #Westar Energy, Inc................................................  3,000   91,680

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              SHARES              VALUE+
                                                                              ------              ------
Utilities -- (Continued)
    WGL Holdings, Inc....................................................      1,400        $     56,630
    Wisconsin Energy Corp................................................      2,570             104,702
    Xcel Energy, Inc.....................................................      2,945              86,288
    York Water Co........................................................        462               8,330
                                                                                            ------------
Total Utilities..........................................................                      6,720,340
                                                                                            ------------
TOTAL COMMON STOCKS......................................................                    234,041,266
                                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights.............................      4,700                  --
   *FieldPoint Petroleum Corp. Warrants 03/23/17.........................        100                  85
                                                                                            ------------
TOTAL RIGHTS/WARRANTS....................................................                             85
                                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..    798,540             798,540
                                                                                            ------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                               (000)
                                                                               -----
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund....................................... 31,142,841          31,142,841
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,000 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,309) to be repurchased at $100,000.............................       $100              99,999
                                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL......................................                     31,242,840
                                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $243,484,467)^^..................................................                   $266,082,731
                                                                                            ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
  Consumer Discretionary......... $ 34,364,101          --   --    $ 34,364,101
  Consumer Staples...............   12,867,875          --   --      12,867,875
  Energy.........................   29,478,292          --   --      29,478,292
  Financials.....................   52,694,660          --   --      52,694,660
  Health Care....................    6,999,899          --   --       6,999,899
  Industrials....................   30,438,286          --   --      30,438,286
  Information Technology.........   37,755,611          --   --      37,755,611
  Materials......................   12,820,042          --   --      12,820,042
  Other..........................           --          --   --              --
  Telecommunication Services.....    9,902,160          --   --       9,902,160
  Utilities......................    6,720,340          --   --       6,720,340
Rights/Warrants..................           85          --   --              85
Temporary Cash Investments.......      798,540          --   --         798,540
Securities Lending Collateral....           -- $31,242,840   --      31,242,840
                                  ------------ -----------   --    ------------
TOTAL............................ $234,839,891 $31,242,840   --    $266,082,731
                                  ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES   VALUE+
                                                                       ------   ------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (11.9%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    900 $  3,159
    A.H. Belo Corp. Class A...........................................    200      828
    Aaron's, Inc......................................................  1,500   43,995
    Abercrombie & Fitch Co. Class A...................................  1,100   37,180
   #Advance Auto Parts, Inc...........................................    400   28,060
   *Aeropostale, Inc..................................................  1,490   29,383
   *AFC Enterprises, Inc..............................................    127    2,805
   *Amazon.com, Inc...................................................  2,800  653,240
   *AMC Networks, Inc. Class A........................................  1,297   56,238
   *American Apparel, Inc.............................................  1,450    1,189
   #American Eagle Outfitters, Inc....................................  4,631   96,417
   *America's Car-Mart, Inc...........................................    200    9,176
   *Amerigon, Inc.....................................................    600    6,750
    Ameristar Casinos, Inc............................................    442    7,457
   *ANN, Inc..........................................................  1,272   34,446
   *Apollo Group, Inc. Class A........................................  1,200   32,640
    Arbitron, Inc.....................................................    600   21,042
   *Arctic Cat, Inc...................................................    300   13,200
   *Asbury Automotive Group, Inc......................................    500   13,080
   *Ascena Retail Group, Inc..........................................  2,600   47,684
   *Ascent Capital Group, Inc. Class A................................    600   29,868
    Autoliv, Inc......................................................  2,197  124,284
  #*AutoNation, Inc...................................................  2,800  110,404
  #*Bally Technologies, Inc...........................................    200    8,742
  #*Barnes & Noble, Inc...............................................  1,400   18,578
    Bassett Furniture Industries, Inc.................................    500    6,125
    bebe stores, Inc..................................................  2,100   12,600
   *Bed Bath & Beyond, Inc............................................    600   36,570
    Belo Corp. Class A................................................  3,122   21,386
    Benihana, Inc.....................................................     54      876
   #Best Buy Co., Inc.................................................  9,747  176,323
    Big 5 Sporting Goods Corp.........................................    421    3,174
   *Big Lots, Inc.....................................................  2,700  109,377
  #*BJ's Restaurants, Inc.............................................    327   12,943
  #*Blue Nile, Inc....................................................    100    2,568
    Blyth, Inc........................................................    400   13,712
    Bob Evans Farms, Inc..............................................    500   19,260
   *Body Central Corp.................................................    200    2,068
   *Books-A-Million, Inc..............................................    300      708
   *BorgWarner, Inc...................................................  2,900  194,590
  #*Boyd Gaming Corp..................................................    101      576
   *Bravo Brio Restaurant Group, Inc..................................    200    3,614
  #*Bridgepoint Education, Inc........................................  1,198   10,902
    Brinker International, Inc........................................    500   16,205
   *Brookfield Residential Properties, Inc............................    688    7,768
    Brunswick Corp....................................................  1,365   30,016
   #Buckle, Inc. (The)................................................    733   28,345
  #*Buffalo Wild Wings, Inc...........................................    200   14,518
   *Build-A-Bear Workshop, Inc........................................    500    2,325
   *Cabela's, Inc.....................................................  1,600   73,504
   *Cache, Inc........................................................    200      700
    Callaway Golf Co..................................................  2,021   11,095
   *Cambium Learning Group, Inc.......................................    900    1,022
   *Career Education Corp.............................................    700    3,297
   *Caribou Coffee Co., Inc...........................................    600    6,822
  #*CarMax, Inc.......................................................  3,498   97,349
   *Carmike Cinemas, Inc..............................................    400    5,560
    Carriage Services, Inc............................................     30      242

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Carrols Restaurant Group, Inc.....................................    100 $    541
   *Carter's, Inc.....................................................  1,600   81,072
   *Casual Male Retail Group, Inc.....................................    900    3,420
    Cato Corp. Class A (The)..........................................    520   14,560
   *Cavco Industries, Inc.............................................    300   14,358
    CBS Corp. Class A.................................................    300   10,110
    CBS Corp. Class B.................................................  5,410  181,019
    CEC Entertainment, Inc............................................    200    6,892
  #*Central European Media Enterprises, Ltd. Class A..................  2,252   11,350
   *Charter Communications, Inc. Class A..............................    513   39,460
  #*Cheesecake Factory, Inc. (The)....................................    600   20,112
    Chico's FAS, Inc..................................................  4,713   72,203
   *Children's Place Retail Stores, Inc. (The)........................    400   20,320
  #*Chipotle Mexican Grill, Inc.......................................    200   58,466
   #Choice Hotels International, Inc..................................    600   24,048
    Christopher & Banks Corp..........................................    600    1,308
    Churchill Downs, Inc..............................................    195   10,791
   #Cinemark Holdings, Inc............................................  4,200   98,196
   *Citi Trends, Inc..................................................    400    6,012
   *Clear Channel Outdoor Holdings, Inc. Class A......................    800    4,048
    Coach, Inc........................................................  1,500   73,995
  #*Coinstar, Inc.....................................................    300   14,247
   *Coldwater Creek, Inc..............................................  1,498      959
   *Collective Brands, Inc............................................  1,157   24,899
    Collectors Universe, Inc..........................................    300    4,377
   #Columbia Sportswear Co............................................  1,000   50,590
    Comcast Corp. Class A............................................. 25,528  830,936
    Comcast Corp. Special Class A.....................................  7,800  249,054
  #*Conn's, Inc.......................................................    765   13,655
    Cooper Tire & Rubber Co...........................................    772   13,487
    Core-Mark Holding Co., Inc........................................    250   12,072
   *Corinthian Colleges, Inc..........................................     69      139
    Cracker Barrel Old Country Store, Inc.............................    236   14,788
  #*Crocs, Inc........................................................  2,687   41,245
    CSS Industries, Inc...............................................    242    4,535
    CTC Media, Inc....................................................  3,131   23,232
    Culp, Inc.........................................................    400    4,000
   *Cumulus Media, Inc. Class A.......................................  1,696    4,274
    D.R. Horton, Inc.................................................. 11,461  202,057
   #Dana Holding Corp.................................................  1,977   26,057
    Darden Restaurants, Inc...........................................  2,100  107,478
  #*Deckers Outdoor Corp..............................................  1,100   45,881
   *dELiA*s, Inc......................................................    400      608
   *Delta Apparel, Inc................................................    231    3,234
    Destination Maternity Corp........................................    400    7,156
    Dick's Sporting Goods, Inc........................................    600   29,472
   *Digital Generation, Inc...........................................    400    4,264
    Dillard's, Inc. Class A...........................................  1,493   97,388
   *DineEquity, Inc...................................................    300   15,990
   *DIRECTV Class A...................................................  4,385  217,759
   *Discovery Communications, Inc. Class A............................  1,400   70,882
   *Discovery Communications, Inc. Class C............................  2,074   96,690
    DISH Network Corp. Class A........................................  1,900   58,444
   *Dollar General Corp...............................................  1,100   56,111
   *Dollar Tree, Inc..................................................  2,400  120,816
    Domino's Pizza, Inc...............................................    700   23,898
   *Dorman Products, Inc..............................................    526   15,107
  #*DreamWorks Animation SKG, Inc. Class A............................  2,313   44,410
   *Drew Industries, Inc..............................................    400   10,744
   #DSW, Inc. Class A.................................................  1,035   61,189
   *E.W. Scripps Co. Class A (The)....................................  1,807   16,787

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Education Management Corp.........................................    729 $  2,741
    Einstein Noah Restaurant Group, Inc...............................    414    7,038
   *Emerson Radio Corp................................................    900    1,809
   *Entercom Communications Corp. Class A.............................  1,037    5,641
   #Ethan Allen Interiors, Inc........................................    836   17,247
   #Expedia, Inc......................................................  1,582   90,158
  #*Express, Inc......................................................  1,359   21,880
    Family Dollar Stores, Inc.........................................  1,000   66,080
   *Federal-Mogul Corp................................................  2,329   23,174
   *Fiesta Restaurant Group, Inc......................................    100    1,539
    Finish Line, Inc. Class A (The)...................................  1,000   20,880
   *Fisher Communications, Inc........................................    400   12,784
    Foot Locker, Inc..................................................  4,651  153,576
   #Ford Motor Co..................................................... 28,200  260,568
  #*Fossil, Inc.......................................................  1,049   75,203
    Fred's, Inc. Class A..............................................    800   11,360
   *Fuel Systems Solutions, Inc.......................................    400    7,088
   *Full House Resorts, Inc...........................................    300      819
   *Furniture Brands International, Inc...............................    400      440
   *Gaiam, Inc. Class A...............................................    700    2,401
    Gaming Partners International Corp................................    100      619
    Gannett Co., Inc..................................................  7,419  104,682
    Gap, Inc. (The)...................................................  7,581  223,564
   #Garmin, Ltd.......................................................  3,700  142,857
   *Gaylord Entertainment Co..........................................    854   31,384
   *Geeknet, Inc......................................................     50    1,000
   *General Motors Co.................................................  9,119  179,735
   *Genesco, Inc......................................................    400   26,488
   #Gentex Corp.......................................................  2,500   40,025
   *G-III Apparel Group, Ltd..........................................    713   17,518
   *Global Sources, Ltd...............................................    600    3,600
   #GNC Holdings, Inc. Class A........................................    557   21,461
  #*Goodyear Tire & Rubber Co. (The)..................................  6,300   72,135
   *Gordmans Stores, Inc..............................................    317    5,370
   *Grand Canyon Education, Inc.......................................    503    8,370
   *Gray Television, Inc..............................................    800    1,344
   #Group 1 Automotive, Inc...........................................    600   32,250
    Guess?, Inc.......................................................  1,814   54,601
    H&R Block, Inc....................................................    800   12,904
  #*Hanesbrands, Inc..................................................  3,573  107,261
    Harley-Davidson, Inc..............................................  2,281   98,608
   *Harman International Industries, Inc..............................    676   27,277
    Harte-Hanks, Inc..................................................  1,956   12,323
   #Hasbro, Inc.......................................................  2,000   71,640
    Haverty Furniture Cos., Inc.......................................    300    3,384
   *Heelys, Inc.......................................................    400      780
   *Helen of Troy, Ltd................................................  1,046   31,861
  #*hhgregg, Inc......................................................    700    4,816
  #*Hibbett Sports, Inc...............................................    200   12,154
    Hillenbrand, Inc..................................................    531    9,181
    Hooker Furniture Corp.............................................    300    3,537
    Hot Topic, Inc....................................................    800    8,128
  #*Hovnanian Enterprises, Inc. Class A...............................    400      928
    HSN, Inc..........................................................  1,155   48,926
   *Hyatt Hotels Corp. Class A........................................    752   26,734
   *Iconix Brand Group, Inc...........................................  2,600   46,098
    International Speedway Corp. Class A..............................    400   10,256
    Interpublic Group of Cos., Inc. (The).............................  8,900   87,843
    Interval Leisure Group, Inc.......................................    671   12,306
  #*iRobot Corp.......................................................    463   10,538
  #*ITT Educational Services, Inc.....................................    500   19,410

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   #J.C. Penney Co., Inc..............................................  8,024 $180,620
   *Jack in the Box, Inc..............................................    460   12,415
    JAKKS Pacific, Inc................................................    496    7,946
    Jarden Corp.......................................................    500   22,600
    Johnson Controls, Inc.............................................  8,800  216,920
    Jones Group, Inc. (The)...........................................  3,313   35,018
  #*Jos. A. Bank Clothiers, Inc.......................................    600   25,356
   *Journal Communications, Inc. Class A..............................  1,300    7,202
  #*K12, Inc..........................................................     99    1,790
   #KB Home...........................................................  3,800   35,112
   *Kenneth Cole Productions, Inc. Class A............................    400    6,016
   *Kid Brands, Inc...................................................    500      765
   *Kirkland's, Inc...................................................    500    5,405
    Kohl's Corp.......................................................  7,120  354,006
  #*K-Swiss, Inc. Class A.............................................    700    2,177
  #*Lamar Advertising Co. Class A.....................................  2,146   65,131
    Las Vegas Sands Corp..............................................  2,851  103,833
   *La-Z-Boy, Inc.....................................................  1,700   20,332
   *LeapFrog Enterprises, Inc.........................................  1,600   18,384
    Lear Corp.........................................................  1,813   64,452
   *Lee Enterprises, Inc..............................................  1,000    1,250
   #Leggett & Platt, Inc..............................................  5,817  134,838
   #Lennar Corp. Class A..............................................  5,400  157,734
    Lennar Corp. Class B Voting.......................................  1,600   36,320
   *Libbey, Inc.......................................................    300    4,356
   *Liberty Global, Inc. Class A......................................  1,807   95,373
   *Liberty Global, Inc. Class C......................................  2,901  144,586
   *Liberty Interactive Corp. Class A................................. 12,977  243,059
   *Liberty Media Corp. - Liberty Capital Class A.....................  4,634  438,404
   *Liberty Media Corp. - Liberty Capital Class B.....................     17    1,607
  #*Life Time Fitness, Inc............................................    700   31,787
    Lifetime Brands, Inc..............................................    500    6,440
    Limited Brands, Inc...............................................  4,900  232,995
   *LIN TV Corp. Class A..............................................    400    1,436
   *Lions Gate Entertainment Corp.....................................     72      968
    Lithia Motors, Inc. Class A.......................................    600   16,716
   *Live Nation Entertainment, Inc....................................  7,692   68,613
   *LKQ Corp..........................................................  4,405  155,629
  #*LodgeNet Interactive Corp.........................................    600      360
    Lowe's Cos., Inc.................................................. 12,513  317,455
  #*Lululemon Athletica, Inc..........................................  1,320   74,554
  #*Lumber Liquidators Holdings, Inc..................................    394   16,662
   *M/I Homes, Inc....................................................    500    8,295
    Mac-Gray Corp.....................................................    400    5,532
    Macy's, Inc.......................................................  9,700  347,648
   *Madison Square Garden Co. Class A (The)...........................  2,236   81,055
   *Maidenform Brands, Inc............................................    723   15,241
    Marcus Corp.......................................................    300    3,936
    Marine Products Corp..............................................    700    3,815
   *MarineMax, Inc....................................................    700    5,208
   #Marriott International, Inc. Class A..............................  4,725  172,084
   *Marriott Vacations Worldwide Corp.................................    311    9,647
   *Martha Stewart Living Omnimedia Class A...........................    700    2,275
    Mattel, Inc.......................................................  4,087  143,740
   *McClatchy Co. Class A (The).......................................  1,600    2,576
    McDonald's Corp...................................................  4,200  375,312
    McGraw-Hill Cos., Inc. (The)......................................  3,314  155,625
    MDC Holdings, Inc.................................................    618   19,689
  #*Media General, Inc. Class A.......................................    600    2,934
    Men's Wearhouse, Inc. (The).......................................  2,100   57,225
   #Meredith Corp.....................................................  1,642   54,252

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Meritage Homes Corp...............................................  1,100 $ 38,610
   *MGM Resorts International......................................... 14,857  141,439
   *Mohawk Industries, Inc............................................  3,800  252,434
   #Monro Muffler Brake, Inc..........................................    581   19,214
   #Morningstar, Inc..................................................  1,463   84,956
   *Motorcar Parts of America, Inc....................................    440    1,958
    Movado Group, Inc.................................................    605   14,181
   *Nathan's Famous, Inc..............................................    200    6,058
    National CineMedia, Inc...........................................  2,043   28,888
   *Nautilus, Inc.....................................................    296      947
   *Navarre Corp......................................................    595      797
  #*Netflix, Inc......................................................    400   22,740
   *New York & Co., Inc...............................................  1,300    5,915
   *New York Times Co. Class A (The)..................................  6,000   46,500
    Newell Rubbermaid, Inc............................................  4,278   75,507
    News Corp. Class A................................................ 27,324  628,998
    News Corp. Class B................................................  7,900  183,201
   *Nexstar Broadcasting Group, Inc. Class A..........................    500    3,260
   #NIKE, Inc. Class B................................................  4,786  446,773
   #Nordstrom, Inc....................................................  2,600  140,764
    Nutrisystem, Inc..................................................    400    4,194
   *NVR, Inc..........................................................    200  154,796
   *Office Depot, Inc................................................. 14,721   26,203
   *OfficeMax, Inc....................................................      1        4
    Omnicom Group, Inc................................................  3,100  155,558
   *Orbitz Worldwide, Inc.............................................  1,700    7,378
   *Orchard Supply Hardware Stores Corp. Class A......................     76    1,274
   *O'Reilly Automotive, Inc..........................................  1,133   97,143
   *Orient-Express Hotels, Ltd. Class A...............................  1,409   12,850
    Outdoor Channel Holdings, Inc.....................................    500    3,470
  #*Overstock.com, Inc................................................    299    2,404
    Oxford Industries, Inc............................................    400   17,296
   *Pacific Sunwear of California, Inc................................  1,600    3,408
   *Panera Bread Co. Class A..........................................    200   31,498
   *Papa John's International, Inc....................................    147    7,498
  #*Peet's Coffee & Tea, Inc..........................................    300   22,620
  #*Penn National Gaming, Inc.........................................  1,120   43,590
    Penske Automotive Group, Inc......................................  2,300   54,970
    Pep Boys - Manny, Moe & Jack (The)................................  1,600   14,512
   *Perry Ellis International, Inc....................................    600   11,310
    PetMed Express, Inc...............................................    600    5,832
    PetSmart, Inc.....................................................  1,100   72,721
   #Pier 1 Imports, Inc...............................................  2,000   32,980
   #Polaris Industries, Inc...........................................  1,192   89,591
    Pool Corp.........................................................    800   29,488
   *Priceline.com, Inc................................................    300  198,522
   *PulteGroup, Inc...................................................  7,069   79,880
    PVH Corp..........................................................  2,702  214,620
   *Quiksilver, Inc...................................................  5,500   15,895
    R.G. Barry Corp...................................................    400    5,328
  #*Radio One, Inc. Class D...........................................  1,000      830
   #RadioShack Corp...................................................  4,155   12,091
    Ralph Lauren Corp.................................................    500   72,170
   *Red Lion Hotels Corp..............................................    171    1,279
   *Red Robin Gourmet Burgers, Inc....................................    200    5,970
   #Regal Entertainment Group Class A.................................  3,950   54,589
   #Regis Corp........................................................    798   13,502
    Rent-A-Center, Inc................................................  1,500   53,340
   *Rentrak Corp......................................................    200    3,744
    Ross Stores, Inc..................................................  1,000   66,440
    Royal Caribbean Cruises, Ltd......................................  3,048   76,139

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Ruby Tuesday, Inc.................................................    600 $  3,846
  #*rue21, inc........................................................    400    9,856
    Ryland Group, Inc. (The)..........................................  1,400   33,432
   *Saga Communications, Inc. Class A.................................    100    3,390
  #*Saks, Inc.........................................................  3,900   40,677
    Salem Communications Corp. Class A................................    400    1,956
   *Sally Beauty Holdings, Inc........................................  3,806  100,555
    Scholastic Corp...................................................    800   24,104
   *School Specialty, Inc.............................................    400    1,344
   *Scientific Games Corp. Class A....................................  1,408   11,912
   #Scripps Networks Interactive, Inc. Class A........................  1,200   64,620
   *Sealy Corp........................................................    794    1,326
  #*Sears Holdings Corp...............................................  2,184  108,086
   *Select Comfort Corp...............................................    600   15,606
    Service Corp. International.......................................  1,793   23,040
    Shiloh Industries, Inc............................................    200    2,102
    Shoe Carnival, Inc................................................    470   10,434
   *Shuffle Master, Inc...............................................    600    8,766
   *Shutterfly, Inc...................................................    700   22,981
    Signet Jewelers, Ltd. ADR.........................................  2,511  110,283
    Sinclair Broadcast Group, Inc. Class A............................  1,000   10,200
  #*Sirius XM Radio, Inc..............................................  4,516    9,755
    Six Flags Entertainment Corp......................................  1,620   93,328
   *Skechers U.S.A., Inc. Class A.....................................  1,300   25,922
   *Skullcandy, Inc...................................................    564    8,127
    Skyline Corp......................................................    100      491
   *Smith & Wesson Holding Corp.......................................  1,382   13,958
   #Sonic Automotive, Inc. Class A....................................  1,000   17,120
   *Sonic Corp........................................................    400    3,960
    Sotheby's.........................................................    620   18,197
    Spartan Motors, Inc...............................................    700    3,570
    Speedway Motorsports, Inc.........................................    214    3,405
    Stage Stores, Inc.................................................    500    9,470
    Standard Motor Products, Inc......................................    500    7,030
  #*Standard Pacific Corp.............................................  5,743   32,563
   *Stanley Furniture Co., Inc........................................    264    1,080
    Staples, Inc...................................................... 20,411  260,036
    Starbucks Corp....................................................  9,100  412,048
    Starwood Hotels & Resorts Worldwide, Inc..........................  2,355  127,523
   *Stein Mart, Inc...................................................  1,000    7,950
   *Steiner Leisure, Ltd..............................................    252   10,508
   *Steinway Musical Instruments, Inc.................................    189    4,657
   *Steven Madden, Ltd................................................  1,197   48,395
    Stewart Enterprises, Inc. Class A.................................    949    6,482
   *Stoneridge, Inc...................................................    400    2,568
   #Strayer Education, Inc............................................    203   14,750
   #Sturm Ruger & Co., Inc............................................    300   14,829
   *Systemax, Inc.....................................................    600    7,482
   *Talbots, Inc......................................................    293      803
    Target Corp.......................................................  6,900  418,485
  #*Tempur-Pedic International, Inc...................................    800   22,792
   *Tenneco, Inc......................................................    400   11,716
  #*Tesla Motors, Inc.................................................  1,700   46,614
    Texas Roadhouse, Inc..............................................    819   14,177
   #Thor Industries, Inc..............................................  1,400   40,222
   #Tiffany & Co......................................................  2,178  119,638
    Time Warner Cable, Inc............................................  3,636  308,805
    Time Warner, Inc.................................................. 19,906  778,723
    TJX Cos., Inc. (The)..............................................  9,000  398,520
   *Toll Brothers, Inc................................................  3,000   87,510
   *Town Sports International Holdings, Inc...........................    600    7,752

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Discretionary -- (Continued)
    Tractor Supply Co.................................................  1,200 $   109,044
   *Trans World Entertainment Corp....................................  1,000       3,000
  #*TripAdvisor, Inc..................................................    600      22,446
    True Religion Apparel, Inc........................................    667      17,502
   *TRW Automotive Holdings Corp......................................  2,265      89,014
   *Tuesday Morning Corp..............................................  1,000       5,060
    Tupperware Brands Corp............................................  2,350     123,187
    Ulta Salon Cosmetics & Fragrance, Inc.............................    900      76,392
  #*Under Armour, Inc. Class A........................................  1,400      76,216
   *Unifi, Inc........................................................    433       4,798
   *Universal Electronics, Inc........................................    600       7,554
   *UQM Technologies, Inc.............................................    500         400
   *US Auto Parts Network, Inc........................................    600       2,550
    V.F. Corp.........................................................  1,464     218,575
   #Vail Resorts, Inc.................................................    575      28,543
  #*Valassis Communications, Inc......................................  1,566      35,313
   *Valuevision Media, Inc. Class A...................................    600       1,128
    Viacom, Inc. Class A..............................................    400      19,532
    Viacom, Inc. Class B..............................................  4,000     186,840
   #Virgin Media, Inc.................................................  3,107      85,070
  #*Vitamin Shoppe, Inc...............................................    676      37,126
   *VOXX International Corp...........................................    518       3,880
    Walt Disney Co. (The)............................................. 23,614   1,160,392
   *Warnaco Group, Inc. (The).........................................  1,200      51,192
   #Washington Post Co. Class B (The).................................    200      67,700
   #Weight Watchers International, Inc................................  1,203      60,872
    Wendy's Co. (The)................................................. 11,815      54,231
   *West Marine, Inc..................................................    591       6,046
   *Wet Seal, Inc. Class A (The)......................................  2,500       6,850
    Whirlpool Corp....................................................  3,000     202,680
    Wiley (John) & Sons, Inc. Class A.................................  1,600      76,240
    Williams-Sonoma, Inc..............................................  4,117     143,066
   *Winnebago Industries, Inc.........................................    398       4,032
   *WMS Industries, Inc...............................................    573      10,526
   #Wolverine World Wide, Inc.........................................  1,500      66,645
   #World Wrestling Entertainment, Inc. Class A.......................    600       4,650
    Wyndham Worldwide Corp............................................  3,300     171,765
    Yum! Brands, Inc..................................................  2,287     148,289
  #*Zagg, Inc.........................................................    542       6,016
   *Zale Corp.........................................................    300         906
  #*Zumiez, Inc.......................................................    700      25,431
                                                                              -----------
Total Consumer Discretionary..........................................         24,366,453
                                                                              -----------
Consumer Staples -- (7.7%)
    Altria Group, Inc................................................. 11,100     399,267
    Andersons, Inc. (The).............................................    360      13,669
    Avon Products, Inc................................................  6,964     107,872
    B&G Foods, Inc....................................................    500      14,000
    Brown-Forman Corp. Class B........................................  1,300     121,628
   #Campbell Soup Co..................................................  3,865     127,970
   #Casey's General Stores, Inc.......................................    600      35,658
   *Central Garden & Pet Co. Class A..................................    500       5,710
   #Church & Dwight Co., Inc..........................................  2,600     149,786
    Clorox Co. (The)..................................................  1,748     127,097
    Coca-Cola Bottling Co. Consolidated...............................     49       3,291
    Coca-Cola Co. (The)............................................... 15,065   1,217,252
    Coca-Cola Enterprises, Inc........................................  7,228     211,925
    Colgate-Palmolive Co..............................................  5,874     630,633
    ConAgra Foods, Inc................................................  7,264     179,348
   *Constellation Brands, Inc. Class A................................  5,918     166,947
    Costco Wholesale Corp.............................................  1,300     125,034

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Consumer Staples -- (Continued)
   *Craft Brew Alliance, Inc..........................................    500 $    4,270
    CVS Caremark Corp................................................. 24,359  1,102,245
   *Dean Foods Co.....................................................  9,842    121,746
   *Dole Food Co., Inc................................................     18        212
    Dr. Pepper Snapple Group, Inc.....................................  3,600    164,088
   *Elizabeth Arden, Inc..............................................    900     35,109
   *Energizer Holdings, Inc...........................................  1,128     87,725
    Estee Lauder Cos., Inc. Class A (The).............................  3,800    199,044
    Flowers Foods, Inc................................................  4,800    102,576
    Fortune Brands, Inc...............................................  2,650    166,632
  #*Fresh Market, Inc. (The)..........................................    335     19,728
    General Mills, Inc................................................  6,000    232,200
  #*Green Mountain Coffee Roasters, Inc...............................  1,950     35,607
   #H.J. Heinz Co.....................................................  2,800    154,588
   *Hain Celestial Group, Inc. (The)..................................    940     52,349
    Harris Teeter Supermarkets, Inc...................................    890     36,793
   #Herbalife, Ltd....................................................  1,000     54,890
  #*Hillshire Brands Co...............................................  1,803     46,175
   #Hormel Foods Corp.................................................  3,498     97,629
    Ingles Markets, Inc. Class A......................................    300      4,908
   #Ingredion, Inc....................................................  1,360     70,611
    Inter Parfums, Inc................................................    866     14,081
    J & J Snack Foods Corp............................................    400     23,116
    J.M. Smucker Co. (The)............................................  3,079    236,467
   *John B. Sanfilippo & Son, Inc.....................................     84      1,425
    Kellogg Co........................................................  3,200    152,640
    Kimberly-Clark Corp...............................................  2,920    253,777
    Kraft Foods, Inc. Class A......................................... 22,383    888,829
    Kroger Co. (The)..................................................  6,200    137,454
   *Mannatech, Inc....................................................     15         91
    McCormick & Co., Inc..............................................  1,931    117,559
   #Mead Johnson Nutrition Co.........................................    636     46,403
   *Medifast, Inc.....................................................    500     14,050
    Molson Coors Brewing Co. Class B..................................  3,989    168,814
   *Monster Beverage Corp.............................................  1,030     68,464
   #Nu Skin Enterprises, Inc. Class A.................................    600     30,606
    Oil-Dri Corp. of America..........................................    202      4,430
   *Overhill Farms, Inc...............................................    400      1,540
   *Pantry, Inc. (The)................................................    441      6,275
    PepsiCo, Inc...................................................... 15,535  1,129,861
    Philip Morris International, Inc.................................. 10,800    987,552
   *Pilgrim's Pride Corp..............................................    300      1,395
   *Post Holdings, Inc................................................  1,218     36,053
   *Prestige Brands Holdings, Inc.....................................  1,900     31,179
   #PriceSmart, Inc...................................................    246     17,717
    Procter & Gamble Co. (The)........................................ 23,541  1,519,336
   *Ralcorp Holdings, Inc.............................................    194     11,576
    Reliv' International, Inc.........................................    400        572
   *Revlon, Inc. Class A..............................................  1,121     16,311
    Reynolds American, Inc............................................  5,600    259,112
   #Safeway, Inc......................................................  9,882    153,665
    Sanderson Farms, Inc..............................................    500     18,415
   *Schiff Nutrition International, Inc...............................    600     10,488
   *Seneca Foods Corp. Class A........................................    129      3,184
   *Smart Balance, Inc................................................  1,367     13,014
   *Smithfield Foods, Inc.............................................  1,949     36,056
    Snyders-Lance, Inc................................................  1,504     35,239
    Spartan Stores, Inc...............................................    600     10,320
   *Spectrum Brands Holdings, Inc.....................................  1,661     61,175
   #SUPERVALU, Inc.................................................... 11,018     27,214
   *Susser Holdings Corp..............................................    419     15,130

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Staples -- (Continued)
   #Sysco Corp........................................................  3,805 $   111,829
   #Tootsie Roll Industries, Inc......................................  1,264      30,943
   *United Natural Foods, Inc.........................................    611      33,177
  #*USANA Health Sciences, Inc........................................    400      17,992
    Walgreen Co....................................................... 12,738     463,154
    Wal-Mart Stores, Inc.............................................. 21,704   1,615,429
    WD-40 Co..........................................................    400      19,220
    Weis Markets, Inc.................................................    606      26,379
    Whole Foods Market, Inc...........................................  3,500     321,230
                                                                              -----------
Total Consumer Staples................................................         15,626,150
                                                                              -----------
Energy -- (10.3%)
    Alon USA Energy, Inc..............................................  1,506      16,446
  #*Alpha Natural Resources, Inc......................................  2,835      19,873
    Anadarko Petroleum Corp...........................................  5,881     408,377
    Apache Corp.......................................................  4,612     397,185
  #*Approach Resources, Inc...........................................  1,086      28,670
   #Arch Coal, Inc....................................................  3,500      25,235
   *Atwood Oceanics, Inc..............................................  2,700     120,231
   #Baker Hughes, Inc.................................................  6,836     316,644
  #*Basic Energy Services, Inc........................................  1,000      10,820
   #Berry Petroleum Co. Class A.......................................  2,300      87,446
  #*Bill Barrett Corp.................................................  2,201      46,353
    Bolt Technology Corp..............................................    200       2,910
  #*BPZ Resources, Inc................................................  5,400      12,312
    Bristow Group, Inc................................................  1,400      64,078
   #Cabot Oil & Gas Corp..............................................  5,400     227,826
   *Cal Dive International, Inc.......................................  3,800       6,156
   *Callon Petroleum Co...............................................  1,700       8,449
   *Cameron International Corp........................................  3,374     169,611
   #CARBO Ceramics, Inc...............................................    700      44,926
   *Carrizo Oil & Gas, Inc............................................  1,000      25,210
   *Cheniere Energy, Inc..............................................  3,499      47,691
   #Chesapeake Energy Corp............................................  8,604     161,927
    Chevron Corp...................................................... 19,201   2,104,046
   #Cimarex Energy Co.................................................  2,358     133,675
  #*Clayton Williams Energy, Inc......................................    422      17,420
  #*Clean Energy Fuels Corp...........................................  2,990      42,189
   *Cloud Peak Energy, Inc............................................  2,240      37,072
  #*Cobalt International Energy, Inc..................................  3,451      86,620
   *Comstock Resources, Inc...........................................  1,693      27,393
   *Concho Resources, Inc.............................................  2,700     230,175
    ConocoPhillips.................................................... 14,215     773,865
   *Contango Oil & Gas Co.............................................    600      35,550
  #*Continental Resources, Inc........................................  1,100      70,389
    Core Laboratories N.V.............................................    727      81,104
   *CREDO Petroleum Corp..............................................    200       2,886
   *Crimson Exploration, Inc..........................................  1,920       8,448
    Crosstex Energy, Inc..............................................  2,100      28,329
   *Dawson Geophysical Co.............................................    300       6,912
    Delek US Holdings, Inc............................................  1,400      27,636
   *Denbury Resources, Inc............................................ 10,218     154,496
    Devon Energy Corp.................................................  6,004     354,956
    DHT Holdings, Inc.................................................    425       2,809
  #*Diamond Offshore Drilling, Inc....................................  3,384     221,381
   *Double Eagle Petroleum Co.........................................    400       1,660
   *Dresser-Rand Group, Inc...........................................  2,700     125,577
   *Dril-Quip, Inc....................................................  1,320      96,769
  #*Endeavour International Corp......................................  1,675      14,355
    Energen Corp......................................................  2,448     125,362
   *Energy Partners, Ltd..............................................  1,400      23,660

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Energy -- (Continued)
    Energy XXI (Bermuda), Ltd.........................................  2,220 $   69,220
   *ENGlobal Corp.....................................................    600        858
   *EOG Resources, Inc................................................  4,864    476,721
    EQT Corp..........................................................  2,200    124,080
  #*Evolution Petroleum Corp..........................................    400      3,340
   #EXCO Resources, Inc...............................................  1,900     13,376
   *Exterran Holdings, Inc............................................  2,600     38,402
    Exxon Mobil Corp.................................................. 33,854  2,940,220
   *FMC Technologies, Inc.............................................  3,900    175,968
   *Forest Oil Corp...................................................  3,301     22,612
   *FX Energy, Inc....................................................    600      4,038
   *Geokinetics, Inc..................................................    400        120
   *GeoMet, Inc.......................................................    348        122
   *GeoResources, Inc.................................................    909     30,415
   *Gevo, Inc.........................................................    300      1,164
   *Global Geophysical Services, Inc..................................  1,335      7,836
  #*GMX Resources, Inc................................................  2,387      1,934
   *Green Plains Renewable Energy, Inc................................    918      4,076
    Gulf Island Fabrication, Inc......................................    600     16,686
   *Gulfmark Offshore, Inc. Class A...................................  1,100     39,545
  #*Gulfport Energy Corp..............................................  2,000     41,200
  #*Halcon Resources Corp.............................................    133        880
    Halliburton Co....................................................  8,657    286,806
  #*Harvest Natural Resources, Inc....................................  1,225      9,653
   *Helix Energy Solutions Group, Inc.................................  4,600     82,248
    Helmerich & Payne, Inc............................................  3,100    144,150
   *Hercules Offshore, Inc............................................  5,300     19,027
    Hess Corp.........................................................  3,465    163,409
   *HKN, Inc..........................................................    349        785
    HollyFrontier Corp................................................  4,993    186,688
   *Hornbeck Offshore Services, Inc...................................  1,463     61,958
   *Houston American Energy Corp......................................    500        405
   *ION Geophysical Corp..............................................  4,900     32,585
  #*James River Coal Co...............................................  1,300      2,977
   *Key Energy Services, Inc..........................................  5,727     45,873
   *Kinder Morgan, Inc................................................  7,408    265,280
   *Kodiak Oil & Gas Corp.............................................  5,196     43,387
   *Lone Pine Resources, Inc..........................................  1,474      3,272
   #Lufkin Industries, Inc............................................  1,200     55,260
  #*Magnum Hunter Resources Corp......................................  3,583     13,615
    Marathon Oil Corp................................................. 11,243    297,602
    Marathon Petroleum Corp...........................................  4,658    220,323
   *Matrix Service Co.................................................  1,063     11,013
   *McDermott International, Inc......................................  7,093     82,988
  #*McMoran Exploration Co............................................  5,350     69,871
   *Miller Energy Resources, Inc......................................    372      1,447
   *Mitcham Industries, Inc...........................................    400      7,068
    Murphy Oil Corp...................................................  4,529    243,026
   *Nabors Industries, Ltd............................................  7,100     98,264
    National Oilwell Varco, Inc.......................................  5,192    375,382
   *Natural Gas Services Group, Inc...................................    400      5,800
   *Newfield Exploration Co...........................................  2,100     64,113
   *Newpark Resources, Inc............................................  4,100     28,003
    Noble Corp........................................................  9,337    345,469
    Noble Energy, Inc.................................................  2,222    194,269
  #*Northern Oil & Gas, Inc...........................................  2,206     34,767
  #*Oasis Petroleum, Inc..............................................  2,151     56,313
   *Occidental Petroleum Corp.........................................  8,326    724,612
    Oceaneering International, Inc....................................  3,400    175,746
  #*Oil States International, Inc.....................................  1,918    139,439
   *OYO Geospace Corp.................................................    200     18,956

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Energy -- (Continued)
    Panhandle Oil & Gas, Inc. Class A.................................    200 $     6,140
   *Parker Drilling Co................................................  4,100      18,983
  #*Patriot Coal Corp.................................................  2,600         260
   #Patterson-UTI Energy, Inc.........................................  5,600      86,688
   *PDC Energy, Inc...................................................    837      21,929
   #Peabody Energy Corp...............................................  1,200      25,056
    Penn Virginia Corp................................................  1,296       8,683
  #*PetroQuest Energy, Inc............................................  2,500      13,775
   *PHI, Inc..........................................................    505      13,473
   *Phillips 66.......................................................  5,900     221,840
   *Pioneer Energy Services Corp......................................  2,600      20,904
    Pioneer Natural Resources Co......................................  3,009     266,688
   *Plains Exploration & Production Co................................  4,510     180,220
    QEP Resources, Inc................................................  5,000     150,150
  #*Quicksilver Resources, Inc........................................  3,982      17,999
    Range Resources Corp..............................................  2,900     181,540
   *Rex Energy Corp...................................................  2,000      25,360
   *RigNet, Inc.......................................................    209       3,904
  #*Rosetta Resources, Inc............................................  1,900      79,268
   *Rowan Cos. P.L.C..................................................  3,887     136,550
   #RPC, Inc..........................................................  5,625      75,656
  #*SandRidge Energy, Inc............................................. 11,599      79,105
    Schlumberger, Ltd................................................. 17,550   1,250,613
   *SEACOR Holdings, Inc..............................................    900      76,455
   *SemGroup Corp. Class A............................................  1,268      42,744
    Ship Finance International, Ltd...................................  2,552      36,953
    SM Energy Co......................................................  1,900      89,471
  #*Southwestern Energy Co............................................  4,635     154,114
   #Spectra Energy Corp...............................................  6,400     196,416
   *Stone Energy Corp.................................................  1,800      47,268
    Sunoco, Inc.......................................................  2,023      97,488
   *Superior Energy Services, Inc.....................................  5,846     126,683
   *Swift Energy Co...................................................  1,600      29,904
   #Targa Resources Corp..............................................    787      34,667
    Teekay Corp.......................................................  3,393     104,267
   *Tesco Corp........................................................  1,585      18,370
   *TETRA Technologies, Inc...........................................  2,500      17,325
   *TGC Industries, Inc...............................................    661       4,614
    Tidewater, Inc....................................................  2,101     102,046
    Transocean, Ltd...................................................  5,118     239,676
   *Triangle Petroleum Corp...........................................  1,300       7,267
  #*Ultra Petroleum Corp..............................................  1,854      44,051
   *Union Drilling, Inc...............................................  1,000       3,580
   *Unit Corp.........................................................  2,069      82,263
   *Uranium Energy Corp...............................................    800       1,600
  #*USEC, Inc.........................................................  2,251       2,161
   *VAALCO Energy, Inc................................................  2,200      16,126
   *Venoco, Inc.......................................................    668       6,192
   *Verenium Corp.....................................................    300       1,311
   #W&T Offshore, Inc.................................................  2,546      47,076
   *Warren Resources, Inc.............................................  2,000       4,640
   *Weatherford International, Ltd.................................... 20,682     249,218
   #Western Refining, Inc.............................................  3,300      77,649
   *Westmoreland Coal Co..............................................    400       2,944
   *Whiting Petroleum Corp............................................  3,200     129,280
   *Willbros Group, Inc...............................................  1,710      11,714
    Williams Cos., Inc. (The).........................................  5,100     162,129
    World Fuel Services Corp..........................................  2,573     104,181
   *WPX Energy, Inc...................................................  1,433      22,856
   *ZaZa Energy Corp..................................................    448       1,693
                                                                              -----------
Total Energy..........................................................         20,988,948
                                                                              -----------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (12.7%)
    1st Source Corp...................................................     500 $   11,110
   *1st United Bancorp, Inc...........................................     156        925
   *21st Century Holding Co...........................................     200        938
    ACE, Ltd..........................................................   4,821    354,344
   *Affiliated Managers Group, Inc....................................     600     66,954
    Aflac, Inc........................................................   5,379    235,493
   *Allegheny Corp....................................................     208     71,928
    Allied World Assurance Co. Holdings AG............................     822     62,003
    Allstate Corp. (The)..............................................   8,775    300,982
    Alterra Capital Holdings, Ltd.....................................   2,978     69,298
   *Altisource Portfolio Solutions SA.................................     500     38,780
   *American Capital, Ltd.............................................   2,952     29,402
    American Equity Investment Life Holding Co........................   2,058     24,017
    American Express Co...............................................   8,200    473,222
    American Financial Group, Inc.....................................   2,514     94,803
   *American International Group, Inc.................................   2,912     91,058
   *American National Insurance Co....................................     600     42,258
   *American Safety Insurance Holdings, Ltd...........................     200      3,570
    Ameriprise Financial, Inc.........................................   2,406    124,438
  #*Ameris Bancorp....................................................     331      3,952
   *AMERISAFE, Inc....................................................     500     12,482
   #AmTrust Financial Services, Inc...................................   1,727     51,447
    Aon P.L.C.........................................................   2,596    127,723
   *Apollo Global Management LLC Class A..............................      88      1,194
   *Arch Capital Group, Ltd...........................................   3,000    116,400
    Argo Group International Holdings, Ltd............................     655     19,264
    Arrow Financial Corp..............................................     218      5,302
    Aspen Insurance Holdings, Ltd.....................................   1,829     52,565
    Associated Banc-Corp..............................................   3,427     42,803
    Assurant, Inc.....................................................   1,600     57,936
    Assured Guaranty, Ltd.............................................   3,300     39,534
    Astoria Financial Corp............................................   2,581     24,313
   *Atlantic Coast Financial Corp.....................................      39         99
   *AV Homes, Inc.....................................................      93      1,151
    Axis Capital Holdings, Ltd........................................   2,000     65,720
    Baldwin & Lyons, Inc. Class B.....................................     150      3,484
   #Bancfirst Corp....................................................     414     16,817
   *Bancorp, Inc. (The)...............................................     911      8,518
   #BancorpSouth, Inc.................................................   3,166     45,875
   *BancTrust Financial Group, Inc....................................     200        592
    Bank Mutual Corp..................................................     600      2,556
    Bank of America Corp.............................................. 200,186  1,469,365
   #Bank of Hawaii Corp...............................................     900     42,039
   #Bank of Montreal..................................................     282     16,136
    Bank of New York Mellon Corp. (The)...............................  16,707    355,525
    Bank of the Ozarks, Inc...........................................     600     19,314
   *BankAtlantic Bancorp, Inc. Class A................................     166      1,003
    BankFinancial Corp................................................     500      3,930
    BankUnited, Inc...................................................     200      4,872
    Banner Corp.......................................................     565     12,842
    BB&T Corp.........................................................   5,805    182,103
   *BBCN Bancorp, Inc.................................................   2,537     28,770
   *Beneficial Mutual Bancorp, Inc....................................   1,715     14,680
    Berkshire Hills Bancorp, Inc......................................     517     11,612
   #BGC Partners, Inc. Class A........................................     800      3,976
    BlackRock, Inc....................................................     720    122,587
   *BofI Holding, Inc.................................................     243      4,901
    BOK Financial Corp................................................     695     39,261
    Boston Private Financial Holdings, Inc............................   2,000     18,820
    Brookline Bancorp, Inc............................................   1,477     12,422
    Brown & Brown, Inc................................................   2,300     58,052

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    Bryn Mawr Bank Corp...............................................    147 $  3,040
    Calamos Asset Management, Inc. Class A............................    500    5,285
    Camden National Corp..............................................    200    7,214
   #Capital City Bank Group, Inc......................................    200    1,466
    Capital One Financial Corp........................................  7,666  433,052
    CapitalSource, Inc................................................  7,360   48,208
   #Capitol Federal Financial, Inc....................................  5,423   63,558
    Cardinal Financial Corp...........................................    600    7,680
   #Cash America International, Inc...................................    700   26,824
    Cathay General Bancorp............................................  1,800   29,142
   #CBOE Holdings, Inc................................................  1,265   36,052
   *CBRE Group, Inc. Class A..........................................  4,274   66,589
    Center Bancorp, Inc...............................................    336    3,713
    Centerstate Banks, Inc............................................    500    3,875
   *Central Pacific Financial Corp....................................    108    1,447
    Charles Schwab Corp. (The)........................................  7,516   94,927
    Chemical Financial Corp...........................................    620   13,907
    Chubb Corp. (The).................................................  3,300  239,877
    Cincinnati Financial Corp.........................................  2,812  106,406
   *CIT Group, Inc....................................................  3,603  131,582
    Citigroup, Inc.................................................... 33,760  915,909
   *Citizens, Inc.....................................................  1,605   16,596
   #City Holding Co...................................................    300    9,915
   #City National Corp................................................    800   39,424
    Clifton Savings Bancorp, Inc......................................    307    2,993
    CME Group, Inc....................................................  1,100   57,321
    CNA Financial Corp................................................  2,800   73,108
    CNB Financial Corp................................................    200    3,294
    CNO Financial Group, Inc..........................................  7,390   61,263
    CoBiz Financial, Inc..............................................    800    5,360
   #Cohen & Steers, Inc...............................................    402   13,266
    Columbia Banking System, Inc......................................    863   15,577
   #Comerica, Inc.....................................................  5,793  175,007
    Commerce Bancshares, Inc..........................................  2,894  113,966
    Community Bank System, Inc........................................    914   25,144
    Community Trust Bancorp, Inc......................................    357   12,117
  #*CompuCredit Holdings Corp.........................................    318    1,399
   *Cowen Group, Inc. Class A.........................................    800    2,000
    Crawford & Co. Class B............................................    200      808
   *Credit Acceptance Corp............................................    557   53,394
    Cullen/Frost Bankers, Inc.........................................  1,000   55,310
   #CVB Financial Corp................................................  2,300   27,140
   *DFC Global Corp...................................................  1,315   25,209
    Dime Community Bancshares, Inc....................................    700   10,150
   *Direct Markets Holdings Corp......................................    700      161
    Discover Financial Services.......................................  3,053  109,786
    Donegal Group, Inc. Class A.......................................    500    6,700
   *Doral Financial Corp..............................................  1,100    1,496
    Duff & Phelps Corp................................................    608    8,962
    East West Bancorp, Inc............................................  3,500   76,300
    Eastern Insurance Holdings, Inc...................................    200    3,172
   #Eaton Vance Corp..................................................    800   21,224
    Edelman Financial Group, Inc......................................    800    6,936
   *eHealth, Inc......................................................    500    9,185
    EMC Insurance Group, Inc..........................................    300    6,066
    Employers Holdings, Inc...........................................  1,000   17,880
    Endurance Specialty Holdings, Ltd.................................  1,052   36,473
   *Enstar Group, Ltd.................................................    500   46,740
    Enterprise Financial Services Corp................................    430    5,396
    Epoch Holding Corp................................................    400    8,432
    Erie Indemnity Co. Class A........................................    600   42,774

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    ESSA Bancorp, Inc.................................................    400 $  4,228
    Evercore Partners, Inc. Class A...................................    600   13,902
    Everest Re Group, Ltd.............................................  1,300  132,210
   *EZCORP, Inc. Class A..............................................  1,100   24,750
    FBL Financial Group, Inc. Class A.................................    800   24,760
    Federal Agricultural Mortgage Corp. Class C.......................    301    7,567
   #Federated Investors, Inc. Class B.................................    900   18,099
    Fidelity National Financial, Inc. Class A.........................  4,800   89,376
    Fifth Third Bancorp...............................................  8,123  112,260
    Financial Institutions, Inc.......................................    300    5,160
   *First Acceptance Corp.............................................  1,000    1,230
    First American Financial Corp.....................................  2,951   54,062
   *First BanCorp.....................................................    500    1,890
    First Bancorp.....................................................    200    1,704
    First Busey Corp..................................................  1,477    6,883
   *First California Financial Group, Inc.............................    265    1,778
   *First Cash Financial Services, Inc................................    757   30,356
    First Commonwealth Financial Corp.................................  2,215   15,527
    First Community Bancshares, Inc...................................    400    5,796
    First Defiance Financial Corp.....................................    222    3,608
    First Financial Bancorp...........................................  2,107   33,628
   #First Financial Bankshares, Inc...................................    550   18,972
    First Financial Corp..............................................    259    7,679
    First Financial Holdings, Inc.....................................    313    3,693
   *First Financial Northwest, Inc....................................    400    3,280
    First Interstate BancSystem, Inc..................................    286    4,121
    First Merchants Corp..............................................    466    6,631
    First Midwest Bancorp, Inc........................................  1,600   18,080
    First Niagara Financial Group, Inc................................  6,394   48,467
    First Pactrust Bancorp, Inc.......................................    350    3,938
   *First Place Financial Corp........................................    400      300
   *First Republic Bank...............................................  1,251   40,695
   *First South Bancorp, Inc..........................................    200      848
    FirstMerit Corp...................................................  3,731   60,442
    Flagstone Reinsurance Holdings SA.................................  1,414    9,870
    Flushing Financial Corp...........................................    600    8,466
    FNB Corp..........................................................  3,192   34,729
   *Forest City Enterprises, Inc. Class A.............................  3,668   51,755
    Fox Chase Bancorp, Inc............................................     47      700
    Franklin Resources, Inc...........................................  1,300  149,435
    Fulton Financial Corp.............................................  6,251   57,447
    FXCM, Inc.........................................................     33      346
    Gallagher (Arthur J.) & Co........................................  2,200   78,056
    GAMCO Investors, Inc. Class A.....................................    100    4,469
   *Genworth Financial, Inc. Class A.................................. 17,005   85,705
   #German American Bancorp, Inc......................................    254    5,169
    GFI Group, Inc....................................................  2,525    8,030
    Glacier Bancorp, Inc..............................................  1,729   26,229
   *Gleacher & Co., Inc...............................................  1,106      774
   *Global Indemnity P.L.C............................................    450    8,649
    Goldman Sachs Group, Inc. (The)...................................  5,931  598,438
    Great Southern Bancorp, Inc.......................................    300    9,195
  #*Green Dot Corp. Class A...........................................    301    3,142
   *Greene Bancshares, Inc............................................    201      364
   #Greenhill & Co., Inc..............................................  1,210   48,061
   *Greenlight Capital Re, Ltd. Class A...............................  1,100   25,916
   *Guaranty Bancorp..................................................    600    1,152
   *Hallmark Financial Services, Inc..................................    500    4,125
    Hampden Bancorp, Inc..............................................    100    1,261
    Hancock Holding Co................................................  1,154   35,174
   *Hanmi Financial Corp..............................................    338    3,701

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)...............................  1,165 $   40,857
   *Harris & Harris Group, Inc........................................  1,200      4,464
    Hartford Financial Services Group, Inc............................ 11,534    189,734
    HCC Insurance Holdings, Inc.......................................  2,600     79,664
    Heartland Financial USA, Inc......................................    361      9,433
  #*Heritage Commerce Corp............................................    441      2,703
    Heritage Financial Group, Inc.....................................    167      2,236
   *HFF, Inc. Class A.................................................    933     12,185
   *Hilltop Holdings, Inc.............................................  1,711     17,983
  #*Home Bancorp, Inc.................................................    196      3,297
    Home BancShares, Inc..............................................    668     20,140
    Home Federal Bancorp, Inc.........................................    290      2,877
    Homeowners Choice, Inc............................................    100      1,813
    Horace Mann Educators Corp........................................  1,341     23,387
    Hudson Valley Holding Corp........................................    261      4,400
    Huntington Bancshares, Inc........................................  3,447     21,423
    IBERIABANK Corp...................................................    609     28,519
   *ICG Group, Inc....................................................  1,306     11,676
    Independence Holding Co...........................................    330      3,115
    Independent Bank Corp.............................................    400     11,884
    Interactive Brokers Group, Inc. Class A...........................  1,395     19,321
   *IntercontinentalExchange, Inc.....................................    700     91,854
    International Bancshares Corp.....................................  1,700     31,161
   *INTL. FCStone, Inc................................................    459      8,744
    Invesco, Ltd...................................................... 10,715    237,123
   *Investment Technology Group, Inc..................................  1,000      8,280
   *Investors Bancorp, Inc............................................  2,927     47,622
   #Janus Capital Group, Inc..........................................  5,419     39,179
   *Jefferies Group, Inc..............................................  2,600     32,604
    JMP Group, Inc....................................................    400      2,492
    Jones Lang LaSalle, Inc...........................................  1,600    106,704
    JPMorgan Chase & Co............................................... 57,354  2,064,744
    Kaiser Federal Financial Group, Inc...............................    100      1,454
    KBW, Inc..........................................................    900     14,499
    Kearny Financial Corp.............................................    900      8,748
    Kemper Corp.......................................................  2,152     70,413
    Kennedy-Wilson Holdings, Inc......................................  1,395     19,084
    KeyCorp........................................................... 22,669    180,899
   *Knight Capital Group, Inc. Class A................................  2,976     30,742
    Lakeland Bancorp, Inc.............................................    551      5,190
    Lakeland Financial Corp...........................................    500     12,870
   *Lazard, Ltd. Class A..............................................  1,883     50,559
    Legg Mason, Inc...................................................  6,827    167,398
   *Leucadia National Corp............................................  2,399     52,010
    Life Partners Holdings, Inc.......................................    313        745
    Lincoln National Corp.............................................  3,900     78,195
    LPL Financial Holdings, Inc.......................................  1,225     34,324
    M&T Bank Corp.....................................................  3,078    264,216
    Maiden Holdings, Ltd..............................................    539      4,576
    MainSource Financial Group, Inc...................................    200      2,336
   *Markel Corp.......................................................    200     86,412
    MarketAxess Holdings, Inc.........................................    800     24,176
    Marlin Business Services Corp.....................................    300      4,608
    Marsh & McLennan Cos., Inc........................................  4,200    139,482
   *Maui Land & Pineapple Co., Inc....................................    300      1,035
    MB Financial, Inc.................................................  1,200     24,228
  #*MBIA, Inc.........................................................  4,900     46,795
   *MBT Financial Corp................................................    300        885
    MCG Capital Corp..................................................  2,400     10,512
    Meadowbrook Insurance Group, Inc..................................  1,600     11,264
    Medallion Financial Corp..........................................    600      6,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    Mercury General Corp..............................................  1,700 $ 61,574
   *Meridian Interstate Bancorp, Inc..................................    478    7,347
    MetLife, Inc...................................................... 15,210  468,012
   *Metro Bancorp, Inc................................................    400    5,000
   *MGIC Investment Corp..............................................  3,341    8,052
    Montpelier Re Holdings, Ltd.......................................  1,800   36,468
   #Moody's Corp......................................................  1,797   72,832
    Morgan Stanley.................................................... 24,143  329,793
  #*MSCI, Inc.........................................................  1,713   56,786
    NASDAQ OMX Group, Inc. (The)......................................  1,400   31,780
   *National Financial Partners Corp..................................  1,300   19,305
    National Interstate Corp..........................................    500   13,095
    National Penn Bancshares, Inc.....................................  3,714   32,832
   *Navigators Group, Inc. (The)......................................    400   19,372
    NBT Bancorp, Inc..................................................    733   15,400
    Nelnet, Inc. Class A..............................................  1,100   25,861
   *Netspend Holdings, Inc............................................  1,957   17,222
   #New York Community Bancorp, Inc...................................  4,800   62,304
   *NewBridge Bancorp.................................................    300    1,233
   *NewStar Financial, Inc............................................  1,500   17,880
    Northeast Community Bancorp, Inc..................................    300    1,604
   #Northern Trust Corp...............................................  8,804  399,702
    Northfield Bancorp, Inc...........................................  1,000   14,970
    Northwest Bancshares, Inc.........................................  2,550   29,708
    NYSE Euronext.....................................................  2,726   69,458
    OceanFirst Financial Corp.........................................    239    3,253
   *Ocwen Financial Corp..............................................  2,349   46,416
    Old Republic International Corp...................................  4,328   34,884
   *Old Second Bancorp, Inc...........................................    300      420
   *OmniAmerican Bancorp, Inc.........................................    138    2,897
    OneBeacon Insurance Group, Ltd. Class A...........................    600    7,614
    Oriental Financial Group, Inc.....................................    727    7,546
    Oritani Financial Corp............................................  1,050   14,794
  #*Pacific Capital Bancorp...........................................    192    8,759
    Pacific Continental Corp..........................................    400    3,692
    PacWest Bancorp...................................................    800   18,328
   #Park National Corp................................................    400   27,096
   *Park Sterling Corp................................................    300    1,377
    PartnerRe, Ltd....................................................  1,500  108,660
   *Penson Worldwide, Inc.............................................    700       77
    Peoples Bancorp, Inc..............................................    300    6,558
   *PHH Corp..........................................................  1,635   26,503
   *Phoenix Cos., Inc. (The)..........................................  2,600    4,238
   *PICO Holdings, Inc................................................    641   15,455
   *Pinnacle Financial Partners, Inc..................................    800   15,640
   *Piper Jaffray Cos., Inc...........................................    400    8,524
    Platinum Underwriters Holdings, Ltd...............................  1,100   41,822
    PNC Financial Services Group, Inc.................................  6,151  363,524
   *Popular, Inc......................................................    557    8,394
    Presidential Life Corp............................................    730   10,140
    Primerica, Inc....................................................  2,042   55,890
   *Primus Guaranty, Ltd..............................................    500    3,875
    Principal Financial Group, Inc....................................  7,826  200,267
    PrivateBancorp, Inc...............................................  1,465   22,444
    ProAssurance Corp.................................................    700   62,699
   #Progressive Corp. (The)...........................................  4,390   86,659
   #Prosperity Bancshares, Inc........................................  1,700   68,969
    Protective Life Corp..............................................  2,079   58,025
    Provident Financial Services, Inc.................................  1,457   22,190
    Provident New York Bancorp........................................  1,000    8,260
    Prudential Financial, Inc.........................................  7,700  371,756

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   #Radian Group, Inc.................................................  1,600 $  4,480
    Raymond James Financial, Inc......................................  1,615   54,296
    Regions Financial Corp............................................ 14,653  101,985
    Reinsurance Group of America, Inc.................................  1,267   70,534
    RenaissanceRe Holdings, Ltd.......................................    800   59,192
    Renasant Corp.....................................................    600   10,620
    Republic Bancorp, Inc. Class A....................................    338    7,980
   *Republic First Bancorp, Inc.......................................    300      621
    Resource America, Inc. Class A....................................    300    1,821
   *Riverview Bancorp, Inc............................................    100      142
    RLI Corp..........................................................    640   41,222
    Rockville Financial, Inc..........................................    606    7,060
    Roma Financial Corp...............................................    600    5,454
    S&T Bancorp, Inc..................................................    704   11,616
    S.Y. Bancorp, Inc.................................................    264    6,170
   *Safeguard Scientifics, Inc........................................    719   11,123
    Safety Insurance Group, Inc.......................................    500   21,190
    Sandy Spring Bancorp, Inc.........................................    600   10,686
    SCBT Financial Corp...............................................    300   11,112
    SeaBright Holdings, Inc...........................................    700    5,901
   *Seacoast Banking Corp. of Florida.................................     92      129
    SEI Investments Co................................................  1,970   41,725
    Selective Insurance Group, Inc....................................  1,817   31,361
   *Signature Bank....................................................    800   51,600
    Simmons First National Corp. Class A..............................    500   11,670
   *Southern Community Financial Corp.................................    300      945
    Southside Bancshares, Inc.........................................    661   13,793
   *Southwest Bancorp, Inc............................................    200    1,840
   *St. Joe Co. (The).................................................  1,500   25,395
    StanCorp Financial Group, Inc.....................................  1,462   43,509
    State Auto Financial Corp.........................................    800   10,376
    State Street Corp.................................................  9,600  387,648
    StellarOne Corp...................................................    500    6,695
    Sterling Bancorp..................................................    500    4,795
    Stewart Information Services Corp.................................    500    8,535
   *Stifel Financial Corp.............................................  1,616   48,642
  #*Suffolk Bancorp...................................................    100    1,300
   *Sun Bancorp, Inc..................................................    210      617
    SunTrust Banks, Inc...............................................  4,780  113,047
    Susquehanna Bancshares, Inc.......................................  4,643   49,494
   *SVB Financial Group...............................................    900   52,029
   *SWS Group, Inc....................................................    700    4,011
    Symetra Financial Corp............................................    517    6,013
    Synovus Financial Corp............................................  2,061    3,916
    T. Rowe Price Group, Inc..........................................  1,500   91,125
   *Taylor Capital Group, Inc.........................................    494    8,620
    TCF Financial Corp................................................  5,335   55,111
   #TD Ameritrade Holding Corp........................................  2,892   46,041
    Territorial Bancorp, Inc..........................................    368    8,648
  #*Texas Capital Bancshares, Inc.....................................    700   30,163
   *TFS Financial Corp................................................  2,609   24,551
    Thomas Properties Group, Inc......................................    667    3,362
   *TIB Financial Corp................................................     11      120
    Tompkins Financial Corp...........................................    220    8,637
    Torchmark Corp....................................................    200    9,950
    Tower Group, Inc..................................................    961   17,913
    TowneBank.........................................................    320    4,576
    Travelers Cos., Inc. (The)........................................  5,800  363,370
   *Tree.com, Inc.....................................................     63      814
    TriCo Bancshares..................................................    400    6,100
    TrustCo Bank Corp.................................................  1,858   10,238

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Financials -- (Continued)
   #Trustmark Corp....................................................  1,995 $    48,239
    U.S. Bancorp...................................................... 22,168     742,628
   #UMB Financial Corp................................................  1,030      49,502
    Umpqua Holdings Corp..............................................  2,705      33,758
    Union First Market Bankshares Corp................................     21         321
   #United Bankshares, Inc............................................  1,040      24,232
   *United Community Banks, Inc.......................................  2,088      14,219
    United Financial Bancorp, Inc.....................................    400       5,700
    United Fire Group, Inc............................................    930      18,228
    Universal Insurance Holdings, Inc.................................  1,000       3,200
    Univest Corp. of Pennsylvania.....................................    228       3,627
    Unum Group........................................................  8,400     158,676
    Validus Holdings, Ltd.............................................  2,356      76,641
   #Valley National Bancorp...........................................  3,168      29,462
    ViewPoint Financial Group, Inc....................................    977      17,200
   *Virginia Commerce Bancorp, Inc....................................    747       6,028
   *Virtus Investment Partners, Inc...................................    305      25,535
    Waddell & Reed Financial, Inc.....................................    700      20,363
    Washington Banking Co.............................................    400       5,592
    Washington Federal, Inc...........................................  3,765      59,976
    Washington Trust Bancorp, Inc.....................................    300       7,446
   *Waterstone Financial, Inc.........................................    700       2,331
    Webster Financial Corp............................................  2,216      45,472
    Wells Fargo & Co.................................................. 88,485   2,991,678
    WesBanco, Inc.....................................................    533      11,038
    West Bancorporation, Inc..........................................    300       3,042
   *West Coast Bancorp................................................    369       7,339
   #Westamerica Bancorporation........................................    618      28,428
   *Western Alliance Bancorp..........................................  1,707      15,739
    Westfield Financial, Inc..........................................    600       4,476
    Westwood Holdings Group, Inc......................................     96       3,576
    Willis Group Holdings P.L.C.......................................  1,869      69,116
   *Wilshire Bancorp, Inc.............................................  1,449       9,187
   #Wintrust Financial Corp...........................................    794      29,148
   *World Acceptance Corp.............................................    400      28,508
   #WR Berkley Corp...................................................  2,302      84,322
    WSFS Financial Corp...............................................     82       3,397
    XL Group P.L.C.................................................... 10,531     217,465
   *Yadkin Valley Financial Corp......................................    200         558
    Zions Bancorporation..............................................  4,595      83,629
   *ZipRealty, Inc....................................................    700         917
                                                                              -----------
Total Financials......................................................         25,873,659
                                                                              -----------
Health Care -- (10.5%)
   *Abaxis, Inc.......................................................    400      14,276
    Abbott Laboratories............................................... 11,400     755,934
   *ABIOMED, Inc......................................................    800      18,040
   *Accuray, Inc......................................................  2,515      15,870
   *Acorda Therapeutics, Inc..........................................    813      19,569
    Aetna, Inc........................................................  6,375     229,882
   *Affymax, Inc......................................................    900      14,607
   *Affymetrix, Inc...................................................  1,883       7,890
    Agilent Technologies, Inc.........................................  3,800     145,502
   *Air Methods Corp..................................................    500      54,515
   *Alere, Inc........................................................  1,940      36,608
  #*Align Technology, Inc.............................................  1,878      63,777
   *Alkermes P.L.C....................................................  2,904      53,985
    Allergan, Inc.....................................................  4,600     377,522
   *Allscripts Healthcare Solutions, Inc..............................  4,740      43,608
   *Almost Family, Inc................................................    134       2,949
   *Alnylam Pharmaceuticals, Inc......................................     57       1,065

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Health Care -- (Continued)
   *Alphatec Holdings, Inc............................................  1,200 $  2,112
   *Amedisys, Inc.....................................................    421    5,132
   *AMERIGROUP Corp...................................................  1,449  130,236
    AmerisourceBergen Corp............................................    900   35,730
    Amgen, Inc........................................................  5,174  427,372
   *AMN Healthcare Services, Inc......................................  1,772   10,348
   *Amsurg Corp.......................................................  1,312   38,756
   *Amylin Pharmaceuticals, Inc.......................................    277    8,529
    Analogic Corp.....................................................    500   32,010
   *AngioDynamics, Inc................................................    977   10,757
   *Anika Therapeutics, Inc...........................................    680    8,262
   *Ariad Pharmaceuticals, Inc........................................  2,271   43,444
   *ArthroCare Corp...................................................    848   25,084
    Assisted Living Concepts, Inc. Class A............................    597    8,364
  #*athenahealth, Inc.................................................    765   69,998
   *AtriCure, Inc.....................................................    100      837
   *AVEO Pharmaceuticals, Inc.........................................    678    8,882
    Bard (C.R.), Inc..................................................    868   84,422
    Baxter International, Inc.........................................  4,300  251,593
   #Becton Dickinson & Co.............................................  2,100  158,991
   *BioClinica, Inc...................................................    200    1,040
   *BioCryst Pharmaceuticals, Inc.....................................    600    2,664
   *Biogen Idec, Inc..................................................  2,800  408,324
   *Bio-Reference Labs, Inc...........................................  1,000   24,750
   *BioScrip, Inc.....................................................  2,394   15,226
   *Boston Scientific Corp............................................ 50,775  262,507
  #*Bovie Medical Corp................................................    300      693
    Bristol-Myers Squibb Co........................................... 17,431  620,544
   *Brookdale Senior Living, Inc......................................  5,222   85,954
   *Bruker Corp.......................................................  1,400   16,548
   *Cambrex Corp......................................................    713    6,581
    Cantel Medical Corp...............................................    870   22,724
   *Capital Senior Living Corp........................................  1,099   12,353
    Cardinal Health, Inc..............................................  3,600  155,124
   *CareFusion Corp...................................................  5,613  137,013
   *Catamaran Corp....................................................    595   50,245
   *Celgene Corp......................................................  3,700  253,302
   *Celldex Therapeutics, Inc.........................................  1,699    8,784
  #*Centene Corp......................................................  1,600   60,864
  #*Cepheid, Inc......................................................  1,000   32,040
   *Cerner Corp.......................................................  1,111   82,125
   *Charles River Laboratories International, Inc.....................    530   18,036
   #Chemed Corp.......................................................    700   43,939
   *Chindex International, Inc........................................    206    2,153
    Cigna Corp........................................................  4,697  189,195
   *Codexis, Inc......................................................    651    2,005
   *Community Health Systems, Inc.....................................  4,491  110,524
    Computer Programs & Systems, Inc..................................    184    9,108
   *Conceptus, Inc....................................................  1,139   21,163
    CONMED Corp.......................................................  1,261   34,602
    Cooper Cos., Inc. (The)...........................................  2,104  158,347
   *Corvel Corp.......................................................    433   19,979
  #*Covance, Inc......................................................  1,146   53,793
    Coventry Health Care, Inc.........................................  3,500  116,655
    Covidien P.L.C....................................................  4,400  245,872
   *Cross Country Healthcare, Inc.....................................    700    3,192
   *CryoLife, Inc.....................................................    900    5,004
   *Cumberland Pharmaceuticals, Inc...................................    290    1,769
  #*Curis, Inc........................................................    900    4,356
   *Cutera, Inc.......................................................    300    2,052
   *Cyberonics, Inc...................................................    600   25,980

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Health Care -- (Continued)
   *Cynosure, Inc. Class A............................................    259 $    6,485
   *DaVita, Inc.......................................................  1,100    108,262
   #DENTSPLY International, Inc.......................................  2,400     87,216
   *Depomed, Inc......................................................  1,381      7,623
   *Edwards Lifesciences Corp.........................................  1,534    155,241
    Eli Lilly & Co....................................................  5,400    237,762
   *Emergent Biosolutions, Inc........................................    790     11,542
   *Emeritus Corp.....................................................    948     16,069
   *Endo Health Solutions, Inc........................................  2,700     80,271
   *Endocyte, Inc.....................................................    561      4,314
    Ensign Group, Inc. (The)..........................................    619     17,363
   *Enzon Pharmaceuticals, Inc........................................  1,612     10,688
   *Exactech, Inc.....................................................    500      8,275
   *ExamWorks Group, Inc..............................................    568      7,412
   *Express Scripts Holding Co........................................  6,275    363,574
   *Five Star Quality Care, Inc.......................................    604      2,156
   *Furiex Pharmaceuticals, Inc.......................................    175      3,364
   *Genomic Health, Inc...............................................    200      6,714
   *Gen-Probe, Inc....................................................  1,000     82,690
   *Gentiva Health Services, Inc......................................    625      4,162
   *Gilead Sciences, Inc..............................................  7,400    402,042
   *Greatbatch, Inc...................................................  1,002     22,876
   *Haemonetics Corp..................................................  1,072     77,088
   *Hanger, Inc.......................................................  1,400     36,078
   *Harvard Bioscience, Inc...........................................    600      2,220
   *HCA Holdings, Inc.................................................  3,474     91,992
   *Health Management Associates, Inc. Class A........................ 10,418     68,550
   *Health Net, Inc...................................................  1,990     43,820
   *HealthSouth Corp..................................................  1,633     36,579
   *HealthStream, Inc.................................................    600     16,764
   *Healthways, Inc...................................................    900     10,089
   *Henry Schein, Inc.................................................  1,751    130,992
    Hill-Rom Holdings, Inc............................................  1,479     38,676
   *Hi-Tech Pharmacal Co., Inc........................................    400     13,744
   *HMS Holdings Corp.................................................  2,500     86,025
   *Hologic, Inc......................................................  7,959    147,401
  #*Hospira, Inc......................................................  4,500    156,375
    Humana, Inc.......................................................  3,000    184,800
   *ICU Medical, Inc..................................................    460     24,532
  #*Idenix Pharmaceuticals, Inc.......................................    600      6,078
  #*IDEXX Laboratories, Inc...........................................    800     70,536
   *Illumina, Inc.....................................................    876     36,328
   *Impax Laboratories, Inc...........................................  1,900     42,218
  #*Incyte Corp.......................................................  3,150     78,718
  #*Infinity Pharmaceuticals, Inc.....................................    418      7,298
   *Integra LifeSciences Holdings Corp................................  1,064     40,921
   *IntegraMed America, Inc...........................................    300      4,179
    Invacare Corp.....................................................  1,045     14,724
   *IPC The Hospitalist Co............................................    573     24,639
   *IRIS International, Inc...........................................    400      4,156
   *Jazz Pharmaceuticals P.L.C........................................  1,200     57,684
   *Johnson & Johnson................................................. 24,891  1,722,955
   *Kindred Healthcare, Inc...........................................  2,179     20,635
   *Laboratory Corp. of America Holdings..............................    740     62,227
    Landauer, Inc.....................................................    260     14,810
   *Lannet Co., Inc...................................................    400      1,892
    LeMaitre Vascular, Inc............................................    500      3,150
   *LHC Group, Inc....................................................    689     12,326
   *Life Technologies Corp............................................  6,977    306,151
   *LifePoint Hospitals, Inc..........................................  2,976    113,445
   *Lincare Holdings, Inc.............................................  2,312     95,717

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Health Care -- (Continued)
   *Luminex Corp......................................................  1,100 $   18,843
   *Magellan Health Services, Inc.....................................  1,100     53,020
  #*Masimo Corp.......................................................  2,077     46,525
    McKesson Corp.....................................................  2,433    220,746
   *MedAssets, Inc....................................................  2,169     28,609
   *MedCath Corp......................................................    117        903
   *Medical Action Industries, Inc....................................    300      1,044
   *Medicines Co. (The)...............................................  1,438     36,008
    Medicis Pharmaceutical Corp. Class A..............................  1,600     52,672
   *Medidata Solutions, Inc...........................................    224      7,932
   *Medivation, Inc...................................................    314     31,306
  #*MEDNAX, Inc.......................................................  2,000    132,260
   *Medtox Scientific, Inc............................................    178      4,806
    Medtronic, Inc.................................................... 13,779    543,168
    Merck & Co., Inc.................................................. 39,796  1,757,789
  #*Merge Healthcare, Inc.............................................    500      1,480
    Meridian Bioscience, Inc..........................................    500      8,355
   *Merit Medical Systems, Inc........................................  1,679     22,683
   *Metropolitan Health Networks, Inc.................................  1,557     13,126
  #*Mettler Toledo International, Inc.................................    300     46,440
   *MModal, Inc.......................................................    909     13,017
   *Molina Healthcare, Inc............................................  1,794     43,792
   *Momenta Pharmaceuticals, Inc......................................  1,400     19,908
   *MWI Veterinary Supply, Inc........................................    430     39,169
   *Myrexis, Inc......................................................    213        543
   *Myriad Genetics, Inc..............................................  2,499     62,100
    National Healthcare Corp..........................................    500     21,835
   *Natus Medical, Inc................................................  1,100     13,596
   *NeoStem, Inc......................................................    200        148
  #*Novavax, Inc......................................................    700      1,561
   *NuVasive, Inc.....................................................  1,787     37,330
   *Obagi Medical Products, Inc.......................................    500      7,670
    Omnicare, Inc.....................................................  3,860    121,243
   *Omnicell, Inc.....................................................  1,229     16,038
  #*Onyx Pharmaceuticals, Inc.........................................  1,400    104,958
   *OraSure Technologies, Inc.........................................  1,200     12,732
   *Orexigen Therapeutics, Inc........................................  1,800      8,874
   *Orthofix International N.V........................................    449     18,413
   #Owens & Minor, Inc................................................  1,914     53,994
   *Palomar Medical Technologies, Inc.................................    595      4,766
   *Par Pharmaceutical Cos., Inc......................................  1,029     51,409
   *PAREXEL International Corp........................................  1,694     46,619
    Patterson Cos., Inc...............................................  3,919    133,638
   *PDI, Inc..........................................................    200      1,436
    PDL BioPharma, Inc................................................  3,850     26,142
    PerkinElmer, Inc..................................................  4,431    113,212
   #Perrigo Co........................................................    764     87,111
    Pfizer, Inc....................................................... 63,534  1,527,357
   *PharMerica Corp...................................................    500      5,145
   *Pozen, Inc........................................................    739      4,663
   *Progenics Pharmaceuticals, Inc....................................    906      4,720
   *Providence Service Corp. (The)....................................    412      5,315
   *PSS World Medical, Inc............................................  1,700     35,513
    Quality Systems, Inc..............................................    993     16,047
    Quest Diagnostics, Inc............................................  3,076    179,731
  #*Questcor Pharmaceuticals, Inc.....................................  1,000     36,870
  #*Quidel Corp.......................................................  1,116     17,488
   *RadNet, Inc.......................................................    600      1,404
   *Regeneron Pharmaceuticals, Inc....................................    754    101,526
   *Repligen Corp.....................................................    700      2,814
  #*ResMed, Inc.......................................................  2,676     84,455

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Health Care -- (Continued)
   *Rigel Pharmaceuticals, Inc........................................  1,688 $    18,467
   *Rochester Medical Corp............................................    200       1,996
  #*Rockwell Medical, Inc.............................................    300       2,706
   *RTI Biologics, Inc................................................  2,314       8,238
  #*Salix Pharmaceuticals, Ltd........................................  1,190      53,336
   *Sangamo Biosciences, Inc..........................................     26         137
   *Santarus, Inc.....................................................    674       4,900
   *SciClone Pharmaceuticals, Inc.....................................  1,444       8,303
  #*Seattle Genetics, Inc.............................................  1,709      44,707
   *Select Medical Holdings Corp......................................  5,207      55,455
   *SIGA Technologies, Inc............................................    987       2,872
   *Sirona Dental Systems, Inc........................................  2,300      99,429
   *Skilled Healthcare Group, Inc. Class A............................    700       3,801
   *Solta Medical, Inc................................................  2,296       7,508
   *Spectranetics Corp................................................    600       7,080
  #*Spectrum Pharmaceuticals, Inc.....................................  1,560      21,824
    St. Jude Medical, Inc.............................................  3,009     112,416
   *Staar Surgical Co.................................................    500       2,570
   *Stereotaxis, Inc..................................................    130         240
    STERIS Corp.......................................................  2,579      77,705
   #Stryker Corp......................................................  2,200     114,466
   *Sun Healthcare Group, Inc.........................................    400       3,344
  #*Sunrise Senior Living, Inc........................................  1,000       6,680
   *SurModics, Inc....................................................    514       8,193
   *Symmetry Medical, Inc.............................................  1,121       8,688
   *Team Health Holdings, Inc.........................................  1,165      31,106
    Teleflex, Inc.....................................................  1,514      96,502
   *Tenet Healthcare Corp.............................................  5,503      25,424
   *Theragenics Corp..................................................    600       1,104
  #*Theravance, Inc...................................................    145       4,224
    Thermo Fisher Scientific, Inc.....................................  2,362     131,493
   *Thoratec Corp.....................................................  2,200      75,482
   *Tornier NV........................................................    318       6,939
   *TranS1, Inc.......................................................    300         750
  #*Transcept Pharmaceuticals, Inc....................................     62         378
   *Triple-S Management Corp. Class B.................................    800      14,576
    U.S. Physical Therapy, Inc........................................    424      10,884
    UnitedHealth Group, Inc........................................... 15,960     815,396
   *Universal American Corp...........................................  1,836      16,451
   #Universal Health Services, Inc. Class B...........................    991      38,728
  #*Varian Medical Systems, Inc.......................................  1,260      68,771
   *Vascular Solutions, Inc...........................................    600       8,004
   *VCA Antech, Inc...................................................  3,944      71,781
   *Vertex Pharmaceuticals, Inc.......................................  1,622      78,683
   *Vical, Inc........................................................  1,651       5,712
   *ViroPharma, Inc...................................................  2,036      44,202
  #*Vivus, Inc........................................................  1,241      26,098
   *Warner Chilcott P.L.C.............................................  1,900      32,300
   *Waters Corp.......................................................  1,600     123,968
   *Watson Pharmaceuticals, Inc.......................................  2,200     171,226
   *WellCare Health Plans, Inc........................................  1,400      90,748
    WellPoint, Inc....................................................  5,900     314,411
    West Pharmaceutical Services, Inc.................................  1,600      79,648
   *Wright Medical Group, Inc.........................................  1,622      30,234
   *XenoPort, Inc.....................................................    111         875
    Young Innovations, Inc............................................    200       7,218
    Zimmer Holdings, Inc..............................................  3,444     202,955
                                                                              -----------
Total Health Care.....................................................         21,509,549
                                                                              -----------
Industrials -- (11.4%)
    3M Co.............................................................  5,334     486,621

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   A.O. Smith Corp....................................................  2,200 $108,724
   AAON, Inc..........................................................    750   13,702
   AAR Corp...........................................................    700    9,947
   ABM Industries, Inc................................................  1,675   31,155
  *Acacia Research Corp...............................................  1,134   32,104
  *ACCO Brands Corp...................................................  3,257   27,587
   Aceto Corp.........................................................  1,000    8,780
   Acorn Energy, Inc..................................................    200    1,736
   Actuant Corp. Class A..............................................  2,593   73,797
   Acuity Brands, Inc.................................................    600   34,764
  *Advisory Board Co. (The)...........................................    600   26,994
  *AECOM Technology Corp..............................................  4,952   80,272
  *Aegion Corp........................................................  1,176   20,462
  *Aerovironment, Inc.................................................    400    9,344
  *AGCO Corp..........................................................  3,396  148,881
  *Air Transport Services Group, Inc..................................  1,100    5,313
   Aircastle, Ltd.....................................................  2,100   24,843
   Alamo Group, Inc...................................................    400   11,452
  *Alaska Air Group, Inc..............................................  1,200   41,820
   Albany International Corp. Class A.................................    900   16,110
  *Allegiant Travel Co................................................    300   21,318
   Alliant Techsystems, Inc...........................................  1,232   57,066
   Altra Holdings, Inc................................................    800   13,216
   Amerco, Inc........................................................    300   28,020
  *Ameresco, Inc. Class A.............................................    546    6,639
  *American Railcar Industries, Inc...................................    800   24,344
  *American Reprographics Co..........................................  1,200    5,244
   American Science & Engineering, Inc................................    300   17,112
  *American Superconductor Corp.......................................    435    1,614
  *American Woodmark Corp.............................................    400    6,668
   AMETEK, Inc........................................................  2,643   81,933
   Ampco-Pittsburgh Corp..............................................    300    4,713
   Apogee Enterprises, Inc............................................  1,500   24,285
   Applied Industrial Technologies, Inc...............................  1,400   52,024
   Argan, Inc.........................................................    200    3,162
   Arkansas Best Corp.................................................    306    4,189
   Armstrong World Industries, Inc....................................  1,046   40,428
  *Asset Acceptance Capital Corp......................................  1,176    6,856
   Asta Funding, Inc..................................................    300    2,796
  *Astec Industries, Inc..............................................  1,000   29,200
  *Astronics Corp.....................................................    200    6,016
  *Astronics Corp. Class B............................................     20      590
  *Atlas Air Worldwide Holdings, Inc..................................    511   23,179
   Avery Dennison Corp................................................  5,104  157,152
  *Avis Budget Group, Inc.............................................  2,496   35,868
   AZZ, Inc...........................................................    600   18,426
  *Babcock & Wilcox Co. (The).........................................  1,944   48,794
   Barnes Group, Inc..................................................  1,850   44,141
   Barrett Business Services, Inc.....................................    297    7,758
  *BE Aerospace, Inc..................................................  2,400   94,152
  *Beacon Roofing Supply, Inc.........................................  1,700   45,067
  #Belden, Inc........................................................    900   28,917
  *Blount International, Inc..........................................    900   12,798
  *BlueLinx Holdings, Inc.............................................  1,115    2,397
   Boeing Co. (The)...................................................  4,800  354,768
   Brady Corp. Class A................................................  1,750   46,428
   Briggs & Stratton Corp.............................................  1,800   31,392
   Brink's Co. (The)..................................................  1,306   30,299
  *Broadwind Energy, Inc..............................................  1,700      453
  *Builders FirstSource, Inc..........................................    800    2,880
  #C.H. Robinson Worldwide, Inc.......................................    600   31,710

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *CAI International, Inc............................................    400 $  8,272
    Carlisle Cos., Inc................................................  1,700   85,833
    Cascade Corp......................................................    500   23,555
   *Casella Waste Systems, Inc. Class A...............................    900    4,545
    Caterpillar, Inc..................................................  5,600  471,576
   *CBIZ, Inc.........................................................  1,400    7,406
    CDI Corp..........................................................    500    8,080
    CECO Environmental Corp...........................................    600    4,800
    Celadon Group, Inc................................................    500    7,465
    Ceradyne, Inc.....................................................    900   19,800
   *Chart Industries, Inc.............................................  1,000   64,860
   #Cintas Corp.......................................................  3,600  142,668
    CIRCOR International, Inc.........................................    600   18,474
    CLAROC, Inc.......................................................  1,400   67,690
  #*Clean Harbors, Inc................................................  1,500   90,810
   *CNH Global NV.....................................................    232    8,844
    Coleman Cable, Inc................................................    200    1,734
  #*Colfax Corp.......................................................  1,902   55,044
   *Columbus McKinnon Corp............................................    699   10,282
    Comfort Systems USA, Inc..........................................  1,053   10,309
   *Commercial Vehicle Group, Inc.....................................    700    5,397
   *Consolidated Graphics, Inc........................................    280    6,639
    Con-way, Inc......................................................    800   28,496
    Cooper Industries P.L.C...........................................  3,747  269,334
   *Copart, Inc.......................................................  3,600   85,536
    Corporate Executive Board Co. (The)...............................    600   27,678
    Corrections Corp. of America......................................  2,900   90,132
    Courier Corp......................................................    400    4,448
   *CPI Aerostructures, Inc...........................................    300    3,405
   *CRA International, Inc............................................    400    6,196
    Crane Co..........................................................    704   27,456
    Cubic Corp........................................................    800   38,696
    Cummins, Inc......................................................  2,740  262,766
    Danaher Corp......................................................  2,420  127,800
    Deere & Co........................................................  3,400  261,188
   *Delta Air Lines, Inc..............................................  7,246   69,924
   #Deluxe Corp.......................................................  1,328   37,609
   *DigitalGlobe, Inc.................................................  1,300   25,311
   *Dolan Co. (The)...................................................  1,300    6,344
   *Dollar Thrifty Automotive Group, Inc..............................    500   37,200
   #Donaldson Co., Inc................................................  4,000  136,520
    Douglas Dynamics, Inc.............................................    841   11,244
    Dover Corp........................................................  3,270  178,117
   *Ducommun, Inc.....................................................    200    1,972
   #Dun & Bradstreet Corp. (The)......................................  2,115  169,602
   *DXP Enterprises, Inc..............................................    400   17,680
   *Dycom Industries, Inc.............................................  1,200   20,904
    Dynamic Materials Corp............................................    497    8,305
  #*Eagle Bulk Shipping, Inc..........................................    242      702
   #Eaton Corp........................................................  4,300  188,512
   *Echo Global Logistics, Inc........................................    662   11,942
    EMCOR Group, Inc..................................................  2,445   64,377
    Emerson Electric Co...............................................  9,583  457,780
   *Encore Capital Group, Inc.........................................    837   23,436
    Encore Wire Corp..................................................    782   21,427
   *Energy Recovery, Inc..............................................  1,013    2,279
   *EnergySolutions, Inc..............................................  1,410    2,341
   *EnerSys...........................................................  1,700   58,055
   *Engility Holdings, Inc............................................    416    6,066
    Ennis, Inc........................................................  1,000   14,340
   *EnPro Industries, Inc.............................................    700   24,129

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Equifax, Inc......................................................   2,400 $  112,416
    ESCO Technologies, Inc............................................   1,418     51,062
   *Esterline Technologies Corp.......................................   1,300     76,336
    Exelis, Inc.......................................................   6,486     60,968
    Expeditors International of Washington, Inc.......................   1,885     67,049
   *Exponent, Inc.....................................................     300     15,507
    Fastenal Co.......................................................   4,596    198,180
   *Federal Signal Corp...............................................   2,013     11,414
    FedEx Corp........................................................   2,758    249,047
   *Flow International Corp...........................................     800      2,560
    Flowserve Corp....................................................     800     95,984
    Fluor Corp........................................................   2,337    115,868
   *Fortune Brands Home & Security, Inc...............................   1,556     34,419
    Forward Air Corp..................................................     400     13,384
   *Franklin Covey Co.................................................     400      4,164
   #Franklin Electric Co., Inc........................................     700     39,487
    FreightCar America, Inc...........................................     400      8,136
   *FTI Consulting, Inc...............................................   1,352     34,517
   *Fuel Tech, Inc....................................................     500      2,618
   *FuelCell Energy, Inc..............................................     200        208
   *Furmanite Corp....................................................     400      1,792
    G & K Services, Inc. Class A......................................     393     12,383
    Gardner Denver, Inc...............................................   1,200     68,376
   *Genco Shipping & Trading, Ltd.....................................     400        864
   *Gencor Industries, Inc............................................     300      2,289
   *GenCorp, Inc......................................................     873      7,377
   *Generac Holdings, Inc.............................................   1,850     42,217
   *General Cable Corp................................................   1,701     44,447
    General Dynamics Corp.............................................   3,545    224,895
    General Electric Co............................................... 120,325  2,496,744
  #*Genesee & Wyoming, Inc. Class A...................................   1,400     86,884
   *Geo Group, Inc. (The).............................................   1,920     44,390
   *GeoEye, Inc.......................................................     422     10,731
   *Gibraltar Industries, Inc.........................................   1,098     10,453
    Global Power Equipment Group, Inc.................................     464      9,535
    Gorman-Rupp Co. (The).............................................     500     13,880
   *GP Strategies Corp................................................     500      8,555
    Graco, Inc........................................................   1,100     50,468
  #*GrafTech International, Ltd.......................................   2,200     22,990
    Graham Corp.......................................................     200      3,410
    Granite Construction, Inc.........................................   1,048     27,143
    Great Lakes Dredge & Dock Corp....................................   1,700     12,121
   *Greenbrier Cos., Inc..............................................     900     14,670
    Griffon Corp......................................................   1,772     15,576
   *H&E Equipment Services, Inc.......................................   1,296     18,300
    Hardinge, Inc.....................................................     200      1,824
   *Harsco Corp.......................................................   2,477     52,636
   *Hawaiian Holdings, Inc............................................   1,300      8,281
   #Healthcare Services Group, Inc....................................     963     20,878
    Heartland Express, Inc............................................   2,574     35,779
   #HEICO Corp........................................................     640     22,842
    HEICO Corp. Class A...............................................     903     26,620
    Heidrick & Struggles International, Inc...........................     505      6,757
    Herman Miller, Inc................................................     700     12,810
   *Hertz Global Holdings, Inc........................................  13,706    154,330
   *Hexcel Corp.......................................................   2,795     65,096
   *Hill International, Inc...........................................   1,100      4,279
   #HNI Corp..........................................................   1,029     27,341
   *Horizon Lines, Inc. Class A.......................................      20         36
    Houston Wire & Cable Co...........................................     600      6,870
   *Hub Group, Inc. Class A...........................................     500     14,875

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Hubbell, Inc. Class B.............................................  1,724 $141,851
   *Hudson Global, Inc................................................    800    3,640
  #*Huntington Ingalls Industries, Inc................................  1,301   50,726
   *Hurco Cos., Inc...................................................    200    4,080
   *Huron Consulting Group, Inc.......................................    700   23,576
   *ICF International, Inc............................................  1,061   26,069
    IDEX Corp.........................................................  2,400   91,560
  #*IHS, Inc..........................................................    800   88,216
  #*II-VI, Inc........................................................  1,213   21,155
    Ingersoll-Rand P.L.C..............................................  7,170  304,080
   *InnerWorkings, Inc................................................  1,200   14,388
   *Innovative Solutions & Support, Inc...............................    300    1,020
    Insperity, Inc....................................................    771   20,231
    Insteel Industries, Inc...........................................    683    6,803
   *Integrated Electrical Services, Inc...............................    300      861
   *Interface, Inc....................................................  1,796   23,815
   *Interline Brands, Inc.............................................  1,100   27,918
    International Shipholding Corp....................................    200    3,696
    Intersections, Inc................................................    600    8,544
   #Iron Mountain, Inc................................................  1,900   61,199
   #ITT Corp..........................................................  3,818   71,549
   #J.B. Hunt Transport Services, Inc.................................    700   38,514
   *Jacobs Engineering Group, Inc.....................................  4,803  185,252
  #*JetBlue Airways Corp..............................................  9,342   51,474
    John Bean Technologies Corp.......................................    808   11,837
    Joy Global, Inc...................................................  1,300   67,522
    Kaman Corp........................................................    720   23,458
    Kansas City Southern..............................................  1,900  138,320
   *KAR Auction Services, Inc.........................................  1,147   18,363
    Kaydon Corp.......................................................  1,423   30,025
    KBR, Inc..........................................................  4,230  110,995
    Kelly Services, Inc. Class A......................................  1,200   14,232
    Kennametal, Inc...................................................  1,619   59,741
   *Kforce, Inc.......................................................  1,300   15,041
    Kimball International, Inc. Class B...............................    900    8,415
   *Kirby Corp........................................................  2,083  109,920
    Knight Transportation, Inc........................................  1,700   26,061
    Knoll, Inc........................................................  1,300   17,797
   *Korn/Ferry International..........................................  1,200   15,792
   *Kratos Defense & Security Solutions, Inc..........................    547    3,091
    L.B. Foster Co. Class A...........................................    400   11,836
    L-3 Communications Holdings, Inc..................................  2,493  176,729
    Landstar System, Inc..............................................    400   19,764
    Lawson Products, Inc..............................................    196    1,905
   *Layne Christensen Co..............................................    833   17,576
    Lennox International, Inc.........................................    731   31,923
    Lincoln Electric Holdings, Inc....................................  2,400   95,712
    Lindsay Corp......................................................    350   24,815
   *LMI Aerospace, Inc................................................    400    7,212
    Lockheed Martin Corp..............................................  3,100  276,737
    LSI Industries, Inc...............................................    600    3,870
   *Lydall, Inc.......................................................    500    6,380
   *Magnetek, Inc.....................................................     50      792
    Manitowoc Co., Inc. (The).........................................  5,176   62,112
    Manpower, Inc.....................................................  2,484   88,381
    Marten Transport, Ltd.............................................    400    7,180
   #Masco Corp........................................................  7,200   86,616
  #*MasTec, Inc.......................................................  2,659   42,438
    McGrath RentCorp..................................................    819   21,794
   *Meritor, Inc......................................................  2,811   13,155
   *Metalico, Inc.....................................................    800    1,552

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Met-Pro Corp......................................................    500 $  4,525
   *Michael Baker Corp................................................    200    5,044
  #*Middleby Corp.....................................................    500   48,960
    Miller Industries, Inc............................................    400    6,568
    Mine Safety Appliances Co.........................................    939   32,226
   *Mistras Group, Inc................................................    854   19,198
   *Mobile Mini, Inc..................................................  1,154   16,525
   *Moog, Inc. Class A................................................  1,447   52,656
    MSC Industrial Direct Co., Inc. Class A...........................    700   48,111
    Mueller Industries, Inc...........................................    900   38,367
    Mueller Water Products, Inc. Class A..............................  5,094   18,033
    Multi-Color Corp..................................................    319    6,201
   *MYR Group, Inc....................................................    600    9,792
    NACCO Industries, Inc. Class A....................................    300   30,045
   #National Presto Industries, Inc...................................    173   11,511
   *Navigant Consulting, Inc..........................................  1,346   15,654
  #*Navistar International Corp.......................................  1,600   39,360
   *NCI Building Systems, Inc.........................................    700    7,532
   *Nielsen Holdings NV...............................................  1,856   52,896
   *NN, Inc...........................................................    316    2,844
   #Nordson Corp......................................................  1,400   71,764
    Northrop Grumman Corp.............................................  3,000  198,600
   *Northwest Pipe Co.................................................    261    6,355
  #*Ocean Power Technologies, Inc.....................................    200      480
   *Old Dominion Freight Line, Inc....................................  2,200   93,280
   *Omega Flex, Inc...................................................     93      929
   *On Assignment, Inc................................................  1,100   17,149
   *Orbital Sciences Corp.............................................  1,796   23,528
   *Orion Energy Systems, Inc.........................................    600    1,332
   *Orion Marine Group, Inc...........................................    510    3,687
   *Oshkosh Corp......................................................  1,967   44,297
   *Owens Corning, Inc................................................  6,080  163,309
    P.A.M. Transportation Services, Inc...............................    100      935
   #PACCAR, Inc.......................................................  1,300   52,013
   *Pacer International, Inc..........................................    272    1,142
   #Pall Corp.........................................................  1,913  102,173
    Parker Hannifin Corp..............................................  1,600  128,512
   *Park-Ohio Holdings Corp...........................................    300    5,151
   *Patrick Industries, Inc...........................................     77      896
   *Pendrell Corp.....................................................  2,304    2,557
    Pentair, Inc......................................................  4,572  200,391
   *PGT, Inc..........................................................    625    1,838
   *Pike Electric Corp................................................    824    7,062
   #Pitney Bowes, Inc.................................................  4,203   56,152
   *PMFG, Inc.........................................................    300    2,400
  #*Polypore International, Inc.......................................    300   11,148
  #*Portfolio Recovery Associates, Inc................................    600   50,808
   *Powell Industries, Inc............................................    381   13,057
   *PowerSecure International, Inc....................................    500    2,285
    Precision Castparts Corp..........................................    581   90,380
    Primoris Services Corp............................................  1,316   16,253
   *Quality Distribution, Inc.........................................    400    4,040
    Quanex Building Products Corp.....................................    900   15,210
   *Quanta Services, Inc..............................................  5,533  127,204
   *RailAmerica, Inc..................................................  1,782   48,880
   #Raven Industries, Inc.............................................    600   19,638
    Raytheon Co.......................................................  5,400  299,592
   *RBC Bearings, Inc.................................................    700   32,788
   #Regal-Beloit Corp.................................................  1,600  102,992
   *Republic Airways Holdings, Inc....................................    733    3,335
    Resources Connection, Inc.........................................  1,538   17,364

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *Roadrunner Transportation Systems, Inc............................    537 $  9,381
    Robbins & Myers, Inc..............................................  1,357   62,205
   #Robert Half International, Inc....................................  2,644   71,414
   #Rockwell Automation, Inc..........................................  2,000  134,720
   #Rockwell Collins, Inc.............................................  2,300  116,311
    Rollins, Inc......................................................  1,750   41,265
    Roper Industries, Inc.............................................  2,420  240,669
   *RPX Corp..........................................................    200    2,510
   #RR Donnelley & Sons Co............................................  9,500  115,140
   *Rush Enterprises, Inc. Class A....................................    887   14,325
    Ryder System, Inc.................................................  2,798  110,353
   *Saia, Inc.........................................................    467   10,554
    Sauer-Danfoss, Inc................................................  1,100   39,809
    Schawk, Inc.......................................................    600    6,828
    SeaCube Container Leasing, Ltd....................................    371    6,515
   *Shaw Group, Inc. (The)............................................  3,101  120,784
    Simpson Manufacturing Co., Inc....................................  1,677   40,650
    SkyWest, Inc......................................................    900    6,300
   *SL Industries, Inc................................................    100    1,375
    Snap-on, Inc......................................................  2,327  157,724
    Southwest Airlines Co............................................. 19,771  181,695
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  3,541   83,214
    SPX Corp..........................................................  2,140  129,941
   *Standard Parking Corp.............................................    400    8,484
    Standard Register Co. (The).......................................    600      486
    Standex International Corp........................................    340   14,545
    Stanley Black & Decker, Inc.......................................  4,870  325,754
    Steelcase, Inc. Class A...........................................  2,150   18,426
   *Stericycle, Inc...................................................    500   46,425
   *Sterling Construction Co., Inc....................................    400    3,972
    Sun Hydraulics Corp...............................................    700   15,806
  #*Swift Transportation Co...........................................  1,351   11,213
   *SYKES Enterprises, Inc............................................  1,556   23,013
    TAL International Group, Inc......................................  1,100   37,565
   *Taser International, Inc..........................................  1,400    7,574
   *Team, Inc.........................................................    600   18,684
   *Tecumseh Products Co. Class A.....................................    400    2,168
   *Teledyne Technologies, Inc........................................    801   49,902
    Tennant Co........................................................    600   25,002
   *Terex Corp........................................................  4,023   78,448
   *Tetra Tech, Inc...................................................  1,901   48,875
   #Textainer Group Holdings, Ltd.....................................  1,200   45,144
    Textron, Inc......................................................  6,205  161,640
  #*Thermon Group Holdings, Inc.......................................    151    3,243
    Timken Co.........................................................  2,900  104,980
   #Titan International, Inc..........................................  1,199   24,783
   *Titan Machinery, Inc..............................................    800   22,752
   *TMS International Corp. Class A...................................      8       78
    Toro Co. (The)....................................................  1,000   37,600
    Towers Watson & Co................................................  1,100   64,493
   *TransDigm Group, Inc..............................................  1,000  123,360
   *TRC Cos., Inc.....................................................    500    3,285
   *Trex Co., Inc.....................................................    400   10,192
   *Trimas Corp.......................................................    969   21,066
    Trinity Industries, Inc...........................................  1,300   36,400
    Triumph Group, Inc................................................  1,700  106,301
   *TrueBlue, Inc.....................................................  1,200   18,264
   *Tutor Perini Corp.................................................  1,311   14,893
    Twin Disc, Inc....................................................    300    5,874
    Tyco International, Ltd...........................................  7,404  406,776
   *Ultralife Corp....................................................    200      782

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Industrials -- (Continued)
    UniFirst Corp.....................................................    600 $    37,572
    Union Pacific Corp................................................    146      17,901
   *United Continental Holdings, Inc..................................  6,748     127,470
    United Parcel Service, Inc. Class B...............................  5,739     433,926
  #*United Rentals, Inc...............................................  1,274      36,831
   #United Stationers, Inc............................................  1,044      26,319
    United Technologies Corp..........................................  8,986     668,918
    Universal Forest Products, Inc....................................    700      22,351
    Universal Truckload Services, Inc.................................    200       2,978
    URS Corp..........................................................  3,026     106,122
  #*US Airways Group, Inc.............................................  1,400      16,044
    US Ecology, Inc...................................................    600      11,700
   *USA Truck, Inc....................................................    200         838
  #*USG Corp..........................................................  1,700      27,608
    UTi Worldwide, Inc................................................  1,800      23,850
   #Valmont Industries, Inc...........................................    631      78,168
   *Verisk Analytics, Inc. Class A....................................  2,392     120,198
    Viad Corp.........................................................    609      10,554
    Vicor Corp........................................................    600       4,026
   *Volt Information Sciences, Inc....................................    500       3,400
    VSE Corp..........................................................    200       4,592
   #W.W. Grainger, Inc................................................    405      82,956
   *WABCO Holdings, Inc...............................................  1,483      81,446
    Wabtec Corp.......................................................  1,400     110,852
    Waste Connections, Inc............................................  3,588     110,403
   #Watsco, Inc.......................................................  1,400      95,116
    Watts Water Technologies, Inc. Class A............................  1,100      37,004
    Werner Enterprises, Inc...........................................  1,067      24,626
  #*WESCO International, Inc..........................................  1,649      91,866
   *Willis Lease Finance Corp.........................................     78         978
   #Woodward, Inc.....................................................  1,778      59,687
   *XPO Logistics, Inc................................................    325       4,134
    Xylem, Inc........................................................  5,686     136,350
                                                                              -----------
Total Industrials.....................................................         23,241,794
                                                                              -----------
Information Technology -- (14.8%)
  #*3D Systems Corp...................................................  1,000      38,000
   *Accelrys, Inc.....................................................  1,845      14,981
    Accenture P.L.C. Class A..........................................  7,811     471,003
   *ACI Worldwide, Inc................................................    975      42,910
   *Actuate Corp......................................................  1,433       9,257
   *Acxiom Corp.......................................................  2,315      38,823
   *Adobe Systems, Inc................................................  6,389     197,292
   #ADTRAN, Inc.......................................................  1,706      36,815
   *Advanced Energy Industries, Inc...................................    980      12,074
   *Advanced Micro Devices, Inc....................................... 17,440      70,806
   *Advent Software, Inc..............................................  1,400      31,864
   *Agilysys, Inc.....................................................    761       6,613
  #*Alliance Data Systems Corp........................................    600      78,000
   *Alpha & Omega Semiconductor, Ltd..................................    249       1,920
    Altera Corp.......................................................  1,200      42,540
   *Amdocs, Ltd.......................................................  4,142     123,225
    American Software, Inc. Class A...................................    400       3,224
  #*Amkor Technology, Inc.............................................  1,455       7,755
    Amphenol Corp. Class A............................................    500      29,440
   *Amtech Systems, Inc...............................................    200         850
    Analog Devices, Inc...............................................  2,976     116,302
   *Anaren, Inc.......................................................    400       8,028
  #*Ancestry.com, Inc.................................................  1,167      39,059
    Anixter International, Inc........................................  1,157      65,845
   *ANSYS, Inc........................................................    800      47,968

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Information Technology -- (Continued)
  #*AOL, Inc..........................................................  2,739 $   87,265
   *Apple, Inc........................................................  9,440  5,765,574
   *Applied Materials, Inc............................................ 23,345    254,227
   *Ariba, Inc........................................................  1,769     78,597
   *Arris Group, Inc..................................................  3,613     45,849
  #*Aruba Networks, Inc...............................................    700      9,926
  #*AsiaInfo-Linkage, Inc.............................................  2,100     21,504
   *Aspen Technology, Inc.............................................    756     17,675
   *ATMI, Inc.........................................................    736     13,969
   *AuthenTec, Inc....................................................  1,100      9,240
   *Autodesk, Inc.....................................................  3,904    132,424
    Automatic Data Processing, Inc....................................  2,867    162,129
    Avago Technologies, Ltd...........................................  2,400     88,800
   *Aviat Networks, Inc...............................................  1,012      2,287
   *Avid Technology, Inc..............................................  1,319     12,148
   *Avnet, Inc........................................................  3,760    118,440
    Aware, Inc........................................................    500      3,095
   *AXT, Inc..........................................................     45        157
    Badger Meter, Inc.................................................    485     16,437
    Bel Fuse, Inc. Class B............................................    256      4,616
   *Benchmark Electronics, Inc........................................  1,604     25,279
    Black Box Corp....................................................    600     15,984
    Blackbaud, Inc....................................................    704     18,994
   *Blucora, Inc......................................................  1,200     18,300
   *BMC Software, Inc.................................................  1,800     71,280
   #Booz Allen Hamilton Holding Corp..................................    608     10,597
   *Bottomline Technologies, Inc......................................    938     17,813
   *Brightpoint, Inc..................................................  1,183     10,612
   *Broadcom Corp. Class A............................................  4,452    150,834
    Broadridge Financial Solutions, Inc...............................  3,673     77,757
   *Brocade Communications Systems, Inc............................... 10,524     52,304
    Brooks Automation, Inc............................................  1,425     13,196
   *BTU International, Inc............................................    200        478
   #CA, Inc........................................................... 12,859    309,516
    Cabot Microelectronics Corp.......................................    500     14,700
  #*CACI International, Inc. Class A..................................  1,000     56,450
   *Cadence Design Systems, Inc.......................................  4,100     50,102
   *CalAmp Corp.......................................................    100        753
   *Calix, Inc........................................................  1,532      7,063
   *Callidus Software, Inc............................................    100        463
   *Cardtronics, Inc..................................................    700     21,707
   *Cascade Microtech, Inc............................................    300      1,344
    Cass Information Systems, Inc.....................................    220      8,360
   *CIBER, Inc........................................................  2,092      7,845
  #*Cirrus Logic, Inc.................................................  1,400     51,478
    Cisco Systems, Inc................................................ 65,591  1,046,176
   *Clearfield, Inc...................................................    600      2,910
    Cognex Corp.......................................................  1,239     41,878
   *Cognizant Technology Solutions Corp. Class A......................  2,515    142,777
   *Cogo Group, Inc...................................................    700      1,274
   *Coherent, Inc.....................................................    600     29,298
    Cohu, Inc.........................................................    323      2,778
    Communications Systems, Inc.......................................    300      3,441
   *CommVault Systems, Inc............................................    501     24,309
   #Computer Sciences Corp............................................  5,757    141,737
   *Computer Task Group, Inc..........................................    204      3,042
   *Compuware Corp....................................................  8,817     81,205
   *comScore, Inc.....................................................    425      6,545
    Comtech Telecommunications Corp...................................    364      9,944
   *Concur Technologies, Inc..........................................  1,400     94,556
   *Constant Contact, Inc.............................................    722     12,108

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
    Convergys Corp....................................................  4,349 $ 64,104
   *CoreLogic, Inc....................................................  3,993   91,839
    Corning, Inc......................................................  5,715   65,208
   *Cray, Inc.........................................................  1,025   12,741
  #*Cree, Inc.........................................................  3,644   87,274
   *CSG Systems International, Inc....................................    965   17,013
    CTS Corp..........................................................    685    6,096
  #*Cymer, Inc........................................................    537   30,722
    Daktronics, Inc...................................................    640    4,947
   *Datalink Corp.....................................................    200    1,574
   *DealerTrack Holdings, Inc.........................................  1,173   34,216
   *Dell, Inc......................................................... 20,200  239,976
   *Deltek, Inc.......................................................    600    7,812
  #*Demand Media, Inc.................................................    965   10,731
   *Dice Holdings, Inc................................................  1,500   11,310
    Diebold, Inc......................................................  2,480   80,228
   *Digi International, Inc...........................................      4       37
    Digimarc Corp.....................................................    127    3,085
   *Digital River, Inc................................................  1,136   20,209
   *Diodes, Inc.......................................................    901   17,065
  #*Dolby Laboratories, Inc. Class A..................................    765   26,966
   *DSP Group, Inc....................................................     10       58
    DST Systems, Inc..................................................  1,700   91,630
   *DTS, Inc..........................................................    454    8,452
   *Dynamics Research Corp............................................    300    1,725
    EarthLink, Inc....................................................  3,654   25,030
   *eBay, Inc......................................................... 15,393  681,910
   #Ebix, Inc.........................................................    960   20,822
   *Echelon Corp......................................................    700    2,254
   *EchoStar Corp. Class A............................................    306    8,813
    Electro Rent Corp.................................................    804   13,475
    Electro Scientific Industries, Inc................................  1,011   12,547
   *Electronics for Imaging, Inc......................................  1,409   20,600
   *Ellie Mae, Inc....................................................    362    7,421
   *EMC Corp.......................................................... 18,546  486,091
   *Emulex Corp.......................................................  2,313   14,965
   *Entegris, Inc.....................................................  2,893   23,289
   *Envestnet, Inc....................................................     90    1,099
    EPIQ Systems, Inc.................................................    988   11,155
   *ePlus, Inc........................................................    400   13,592
   *Equinix, Inc......................................................  1,116  198,849
   *Euronet Worldwide, Inc............................................  1,560   28,517
   *Exar Corp.........................................................    820    6,068
   *ExlService Holdings, Inc..........................................    838   20,657
   *Extreme Networks..................................................  2,526    8,083
   *F5 Networks, Inc..................................................  1,000   93,380
   *Fabrinet..........................................................    300    3,984
   #FactSet Research Systems, Inc.....................................    475   44,156
    Fair Isaac Corp...................................................    900   38,961
   *Fairchild Semiconductor International, Inc........................  2,940   40,748
   *FARO Technologies, Inc............................................    400   17,212
   *FEI Co............................................................    900   42,939
  #*Finisar Corp......................................................  1,723   21,417
  #*First Solar, Inc..................................................    600    9,324
   *Fiserv, Inc.......................................................  1,600  112,208
   *FleetCor Technologies, Inc........................................  1,564   57,743
   *FormFactor, Inc...................................................     89      545
    Forrester Research, Inc...........................................    600   17,124
   *Fortinet, Inc.....................................................  2,600   62,426
   *FSI International, Inc............................................    900    3,258
   *Gartner Group, Inc................................................  1,400   62,146

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Information Technology -- (Continued)
   *Genpact, Ltd......................................................  5,115 $   89,103
   *Global Cash Access Holdings, Inc..................................  2,100     13,566
    Global Payments, Inc..............................................  1,719     73,608
   *Globecomm Systems, Inc............................................    800      8,144
   *Google, Inc. Class A..............................................  2,113  1,337,466
   *GSI Group, Inc....................................................    618      6,365
   *GSI Technology, Inc...............................................    600      2,874
  #*GT Advanced Technologies, Inc.....................................  2,386     12,216
   *Hackett Group, Inc. (The).........................................    800      3,768
   *Harmonic, Inc.....................................................  2,700     11,448
    Harris Corp.......................................................  1,873     78,010
    Heartland Payment Systems, Inc....................................  1,088     34,490
    Hewlett-Packard Co................................................ 34,503    629,335
   *Hittite Microwave Corp............................................    600     30,402
   *Hutchinson Technology, Inc........................................    900      1,251
   *I.D. Systems, Inc.................................................    400      1,720
    IAC/InterActiveCorp...............................................  2,300    121,003
   *Identive Group, Inc...............................................     28         25
   *iGATE Corp........................................................  1,502     23,882
   *iGo, Inc..........................................................    500        255
   *Imation Corp......................................................    397      2,211
  #*Infinera Corp.....................................................  3,206     17,697
   *Informatica Corp..................................................  1,100     32,461
   *Ingram Micro, Inc. Class A........................................  4,277     64,112
   *Innodata, Inc.....................................................    400      1,536
  #*Inphi Corp........................................................      6         66
   *Insight Enterprises, Inc..........................................  1,600     26,816
   *Integrated Device Technology, Inc.................................  1,542      7,772
   *Integrated Silicon Solution, Inc..................................    700      6,811
   *Interactive Intelligence Group, Inc...............................    500     13,040
   #InterDigital, Inc.................................................    392     10,702
   *Internap Network Services Corp....................................  1,900     12,236
    International Business Machines Corp..............................  5,125  1,004,398
    Intersil Corp. Class A............................................  5,929     54,606
   *Intevac, Inc......................................................    500      2,935
    Intuit, Inc.......................................................  3,300    191,466
  #*IPG Photonics Corp................................................    600     31,098
  #*Itron, Inc........................................................  1,200     46,764
   *Ixia..............................................................  1,730     26,815
   *IXYS Corp.........................................................    734      7,413
   #j2 Global, Inc....................................................  1,401     41,932
    Jabil Circuit, Inc................................................  3,700     80,290
    Jack Henry & Associates, Inc......................................  2,300     79,879
   *JDA Software Group, Inc...........................................  1,352     39,992
   *JDS Uniphase Corp.................................................  5,958     58,627
   *Juniper Networks, Inc.............................................  8,006    140,345
   *Kemet Corp........................................................    700      3,381
   *Kenexa Corp.......................................................    770     18,334
   *Key Tronic Corp...................................................    334      2,478
    Keynote Systems, Inc..............................................    289      3,974
  #*KIT Digital, Inc..................................................  1,059      3,389
    KLA-Tencor Corp...................................................  1,000     50,910
   *Kopin Corp........................................................    768      2,788
   *Kulicke & Soffa Industries, Inc...................................  1,493     16,528
   *KVH Industries, Inc...............................................     87      1,135
  #*Lam Research Corp.................................................  3,239    111,454
   *Lattice Semiconductor Corp........................................    600      2,226
   #Lender Processing Services, Inc...................................  2,438     60,145
   #Lexmark International, Inc. Class A...............................  3,625     63,401
   *Limelight Networks, Inc...........................................  1,497      4,162
    Linear Technology Corp............................................  2,200     70,950

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Information Technology -- (Continued)
  #*LinkedIn Corp. Class A............................................    291 $   29,871
   *Lionbridge Technologies, Inc......................................    700      2,156
  #*Liquidity Services, Inc...........................................    500     22,860
    Littlefuse, Inc...................................................    600     32,184
   *LogMeIn, Inc......................................................    505      9,570
    Loral Space & Communications, Inc.................................    509     36,623
   *LSI Corp.......................................................... 13,353     92,136
   *LTX-Credence Corp.................................................    933      5,467
   *Magnachip Semiconductor Corp......................................  1,000     10,180
   *Manhattan Associates, Inc.........................................    300     14,007
    ManTech International Corp. Class A...............................    711     15,592
    Marchex, Inc. Class B.............................................    700      2,429
    Marvell Technology Group, Ltd..................................... 13,745    154,769
    Maxim Integrated Products, Inc....................................    820     22,329
    MAXIMUS, Inc......................................................    875     44,188
   *Measurement Specialties, Inc......................................    532     15,843
   *MEMC Electronic Materials, Inc....................................  2,500      4,800
   *MEMSIC, Inc.......................................................    500      1,050
   *Mentor Graphics Corp..............................................  3,262     49,843
   *Mercury Computer Systems, Inc.....................................    452      5,275
    Methode Electronics, Inc..........................................    700      6,160
    Micrel, Inc.......................................................    500      4,670
   #Microchip Technology, Inc.........................................    500     16,690
   *Micron Technology, Inc............................................ 26,111    162,149
   *MICROS Systems, Inc...............................................  1,400     66,836
   *Microsemi Corp....................................................  2,184     42,282
    Microsoft Corp.................................................... 82,504  2,431,393
    MKS Instruments, Inc..............................................  1,205     31,812
   *ModusLink Global Solutions, Inc...................................  1,100      3,762
   *MoneyGram International, Inc......................................    407      6,333
   *Monolithic Power Systems, Inc.....................................    610     11,822
   *Monotype Imaging Holdings, Inc....................................    844     12,390
   *Monster Worldwide, Inc............................................  2,644     19,169
    Motorola Solutions, Inc...........................................  3,414    165,033
   *Move, Inc.........................................................  1,282     11,807
    MTS Systems Corp..................................................    334     14,519
   *Multi-Fineline Electronix, Inc....................................    722     18,895
   #National Instruments Corp.........................................  2,808     72,559
   *NCI, Inc. Class A.................................................    100        593
   *NCR Corp..........................................................  3,777     88,080
  #*NetApp, Inc.......................................................  2,482     81,087
  #*NETGEAR, Inc......................................................    900     31,167
  #*NetList, Inc......................................................    400        692
   *NetScout Systems, Inc.............................................  1,100     25,696
   *NetSuite, Inc.....................................................    849     46,984
   *Network Engines, Inc..............................................  1,000      1,420
   *NeuStar, Inc. Class A.............................................  1,861     65,898
   *Newport Corp......................................................  1,290     14,512
  #*Nuance Communications, Inc........................................  3,131     63,716
   *NVIDIA Corp....................................................... 14,093    190,819
   *Official Payments Holdings, Inc...................................    400      1,588
  #*OmniVision Technologies, Inc......................................  1,069     14,987
   *ON Semiconductor Corp............................................. 18,504    128,418
   *Online Resources Corp.............................................    500      1,185
   *OpenTable, Inc....................................................    162      5,890
   *Oplink Communications, Inc........................................    500      6,630
    OPNET Technologies, Inc...........................................    400     10,576
    Oracle Corp....................................................... 34,840  1,052,168
   *OSI Systems, Inc..................................................    500     32,270
   *PAR Technology Corp...............................................    300      1,539
   *Parametric Technology Corp........................................  3,100     66,774

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
    Park Electrochemical Corp.........................................    523 $ 14,126
   *Perceptron, Inc...................................................    200    1,072
   *Perficient, Inc...................................................    776   10,313
   *Pervasive Software, Inc...........................................    400    2,704
   *Photronics, Inc...................................................    735    4,300
   #Plantronics, Inc..................................................  1,100   36,102
   *Plexus Corp.......................................................  1,200   34,464
   *PMC-Sierra, Inc...................................................  7,989   42,501
  #*Polycom, Inc......................................................  4,200   36,708
    Power Integrations, Inc...........................................    500   17,620
   *Power-One, Inc....................................................  3,887   19,435
   *PRGX Global, Inc..................................................    400    3,040
   *Progress Software Corp............................................  1,523   29,607
    Pulse Electronics Corp............................................    348      630
   *QLogic Corp.......................................................  3,968   45,791
    QUALCOMM, Inc..................................................... 15,002  895,319
   *Quest Software, Inc...............................................  2,344   65,491
  #*QuinStreet, Inc...................................................    195    1,769
  #*Rackspace Hosting, Inc............................................  1,436   63,012
   *Radisys Corp......................................................    732    2,496
    RealNetworks, Inc.................................................    971    7,535
  #*Red Hat, Inc......................................................    626   33,591
   *Responsys, Inc....................................................    900   10,035
    Richardson Electronics, Ltd.......................................    500    6,125
    Rimage Corp.......................................................    208    1,446
   *Rofin-Sinar Technologies, Inc.....................................    926   16,788
   *Rogers Corp.......................................................    581   20,829
   *Rosetta Stone, Inc................................................    353    4,600
  #*Rovi Corp.........................................................  1,000   13,380
  #*Rubicon Technology, Inc...........................................    124    1,246
   *Rudolph Technologies, Inc.........................................    522    5,220
   *Saba Software, Inc................................................    600    5,004
    SAIC, Inc.........................................................  6,400   74,048
  #*Salesforce.com, Inc...............................................  1,225  152,341
   *Sanmina-SCI Corp..................................................  1,845   15,756
    Sapient Corp......................................................  3,942   39,262
   *ScanSource, Inc...................................................    825   23,818
   *SeaChange International, Inc......................................    903    6,836
  #*Seagate Technology................................................  6,300  189,126
  #*Semtech Corp......................................................  1,211   28,931
  #*Silicon Graphics International Corp...............................    600    3,990
   *Silicon Image, Inc................................................  1,800    7,056
   *Silicon Laboratories, Inc.........................................  1,670   61,706
   *Skyworks Solutions, Inc...........................................  2,333   67,494
   *Smith Micro Software, Inc.........................................    500      865
   *SolarWinds, Inc...................................................  1,200   64,068
    Solera Holdings, Inc..............................................  1,500   58,575
   *Sonus Networks, Inc...............................................  7,043   11,691
  #*Sourcefire, Inc...................................................    400   20,420
   *Spansion, Inc. Class A............................................    346    3,546
   *SS&C Technologies Holdings, Inc...................................  2,690   65,367
   *Stamps.com, Inc...................................................    276    5,837
   *Standard Microsystems Corp........................................    100    3,691
   *StarTek, Inc......................................................    200      602
   *STEC, Inc.........................................................  1,100    8,877
   *Steel Excel, Inc..................................................    300    8,220
   *Super Micro Computer, Inc.........................................  1,013   12,571
   *Support.com, Inc..................................................  1,000    2,850
   *Sycamore Networks, Inc............................................    551    7,852
   *Symantec Corp..................................................... 12,343  194,402
   *Symmetricom, Inc..................................................  1,146    6,865

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
  #*Synaptics, Inc....................................................    678 $ 17,886
   *SYNNEX Corp.......................................................  1,200   40,596
   *Synopsys, Inc.....................................................  2,400   72,696
   #Syntel, Inc.......................................................    900   52,317
   *Take-Two Interactive Software, Inc................................  1,991   17,481
    TE Connectivity, Ltd..............................................  3,196  105,500
   *Tech Data Corp....................................................  1,421   71,192
   *TechTarget, Inc...................................................    844    3,469
   *TeleCommunication Systems, Inc. Class A...........................    700      931
   *TeleNav, Inc......................................................    911    5,256
   *TeleTech Holdings, Inc............................................  1,480   24,361
    Tellabs, Inc...................................................... 14,566   47,922
    Telular Corp......................................................    422    3,979
   *Teradata Corp.....................................................  1,800  121,716
   *Teradyne, Inc.....................................................  6,370   93,703
    Tessco Technologies, Inc..........................................    126    2,362
    Tessera Technologies, Inc.........................................    120    1,734
    Texas Instruments, Inc............................................  9,811  267,252
    TheStreet, Inc....................................................    700    1,015
  #*THQ, Inc..........................................................    140      721
   *TIBCO Software, Inc...............................................  3,100   87,079
   *TiVo, Inc.........................................................  3,108   27,009
   *TNS, Inc..........................................................    600   10,158
    Total System Services, Inc........................................  1,400   33,110
   *Transact Technologies, Inc........................................    300    2,319
   *Trimble Navigation, Ltd...........................................  1,363   60,326
   *TriQuint Semiconductor, Inc.......................................  1,476    8,325
   *TTM Technologies, Inc.............................................    483    5,284
   *Tyler Technologies, Inc...........................................    400   15,608
  #*Ultimate Software Group, Inc......................................    351   31,404
   *Ultra Clean Holdings..............................................    207    1,250
   *Ultratech, Inc....................................................    500   15,905
  #*Unisys Corp.......................................................  1,200   23,316
    United Online, Inc................................................  1,973    8,366
   *Unwired Planet, Inc...............................................  1,900    3,724
  #*ValueClick, Inc...................................................  2,207   34,672
  #*Veeco Instruments, Inc............................................    800   28,568
  #*VeriFone Systems, Inc.............................................  1,315   47,721
   *Verint Systems, Inc...............................................    624   17,416
  #*ViaSat, Inc.......................................................  1,100   42,130
   *Viasystems Group, Inc.............................................    344    5,298
   *Video Display Corp................................................     37      146
  #*VirnetX Holding Corp..............................................      5      118
   *Virtusa Corp......................................................    804   12,181
    Visa, Inc.........................................................  1,926  248,589
  #*Vishay Intertechnology, Inc.......................................  4,148   40,941
   *Vishay Precision Group, Inc.......................................    335    4,556
  #*VistaPrint NV.....................................................    852   29,394
  #*VMware, Inc. Class A..............................................    700   63,532
   *Volterra Semiconductor Corp.......................................    429    9,858
   *Web.com Group, Inc................................................  1,200   18,600
  #*WebMD Health Corp.................................................    300    4,413
   *Websense, Inc.....................................................    406    6,094
   *Westell Technologies, Inc. Class A................................    700    1,533
   *Western Digital Corp..............................................  7,142  284,037
  #*Wright Express Corp...............................................    950   61,161
    Xerox Corp........................................................ 34,262  237,436
    Xilinx, Inc.......................................................  4,027  130,475
   *XO Group, Inc.....................................................    950    8,180
    Xyratex, Ltd......................................................    504    5,962
   *Yahoo!, Inc....................................................... 14,690  232,690

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Information Technology -- (Continued)
   *Zebra Technologies Corp. Class A..................................  2,039 $    70,427
   *Zix Corp..........................................................    857       2,091
   *Zygo Corp.........................................................    500       8,940
                                                                              -----------
Total Information Technology..........................................         30,243,707
                                                                              -----------
Materials -- (4.2%)
    A. Schulman, Inc..................................................  1,031      22,538
   *A.M. Castle & Co..................................................    600       4,374
   *AEP Industries, Inc...............................................    100       4,698
    Air Products & Chemicals, Inc.....................................  2,454     197,375
    Airgas, Inc.......................................................  1,600     126,912
    Albemarle Corp....................................................  1,503      87,505
   #Alcoa, Inc........................................................ 29,973     253,871
    Allegheny Technologies, Inc.......................................  1,542      46,306
   *Allied Nevada Gold Corp...........................................  1,397      36,112
   #AMCOL International Corp..........................................    667      20,477
   *American Pacific Corp.............................................    200       2,032
    American Vanguard Corp............................................    800      18,712
   #AptarGroup, Inc...................................................  1,590      79,516
   *Arabian American Development Co...................................    500       4,750
    Ashland, Inc......................................................  1,065      74,965
    Balchem Corp......................................................    834      27,797
    Ball Corp.........................................................  2,600     108,056
    Bemis Co., Inc....................................................  6,161     189,451
    Boise, Inc........................................................  3,993      29,548
    Buckeye Technologies, Inc.........................................  2,150      64,758
    Cabot Corp........................................................  2,200      85,800
   *Calgon Carbon Corp................................................  2,500      34,600
    Carpenter Technology Corp.........................................  1,291      61,787
   #Celanese Corp. Class A............................................  1,900      72,447
   *Century Aluminum Co...............................................  3,100      18,941
    Chase Corp........................................................    200       3,092
   *Chemtura Corp.....................................................  3,210      43,399
   *Clearwater Paper Corp.............................................    700      24,668
   #Cliffs Natural Resources, Inc.....................................  3,800     155,382
    Commercial Metals Co..............................................  3,900      50,271
    Compass Minerals International, Inc...............................    800      57,872
   *Contango ORE, Inc.................................................     50         425
   *Crown Holdings, Inc...............................................  2,200      78,980
    Deltic Timber Corp................................................    200      12,362
    Domtar Corp.......................................................  1,800     132,948
    Dow Chemical Co. (The)............................................  9,490     273,122
    E.I. du Pont de Nemours & Co......................................  3,400     168,980
    Eagle Materials, Inc..............................................  1,900      66,025
    Eastman Chemical Co...............................................  3,437     179,686
    Ecolab, Inc.......................................................  3,810     249,364
  #*Flotek Industries, Inc............................................    400       3,908
    FMC Corp..........................................................  1,800      98,460
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  4,500     151,515
    Friedman Industries, Inc..........................................     75         684
  #*General Moly, Inc.................................................  1,835       5,468
    Georgia Gulf Corp.................................................    575      18,848
    Globe Specialty Metals, Inc.......................................  1,441      18,056
  #*Golden Minerals Co................................................    335       1,414
   *Graphic Packaging Holding Co...................................... 11,595      64,932
   *Greif, Inc. Class A...............................................    448      19,380
    H.B. Fuller Co....................................................  3,100      90,582
    Hawkins, Inc......................................................    400      15,216
    Haynes International, Inc.........................................    300      14,457
   *Headwaters, Inc...................................................  1,600      10,000
   *Horsehead Holding Corp............................................  2,058      18,584

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Materials -- (Continued)
    Huntsman Corp.....................................................  7,232 $ 91,485
    Innophos Holdings, Inc............................................    600   34,782
   *Innospec, Inc.....................................................    700   21,784
    International Flavors & Fragrances, Inc...........................    900   50,166
    International Paper Co............................................  5,892  193,317
  #*Intrepid Potash, Inc..............................................  1,800   42,012
    Kaiser Aluminum Corp..............................................    650   35,451
   *KapStone Paper & Packaging Corp...................................  1,800   30,258
    KMG Chemicals, Inc................................................    300    5,364
   *Kraton Performance Polymers, Inc..................................  1,172   27,448
   #Kronos Worldwide, Inc.............................................  1,200   20,304
   *Landec Corp.......................................................    600    4,794
   *Louisiana-Pacific Corp............................................  3,200   33,024
    LyondellBasell Industries NV Class A..............................  2,972  132,343
   #Martin Marietta Materials, Inc....................................  1,307   98,208
    Materion Corp.....................................................    900   17,667
  #*McEwen Mining, Inc................................................  1,356    4,054
   #MeadWestvaco Corp.................................................  5,935  168,554
   *Mercer International, Inc.........................................  1,318    6,906
   *Metals USA Holdings Corp..........................................    981   15,961
    Minerals Technologies, Inc........................................  1,000   63,940
  #*Molycorp, Inc.....................................................    770   13,413
    Monsanto Co.......................................................  4,297  367,909
    Mosaic Co. (The)..................................................  2,094  121,682
    Myers Industries, Inc.............................................  1,200   19,728
    Neenah Paper, Inc.................................................    600   16,116
    NewMarket Corp....................................................    200   45,976
    Noranda Aluminum Holding Corp.....................................  2,079   12,952
    Nucor Corp........................................................  5,000  196,000
    Olympic Steel, Inc................................................    300    4,695
   *OM Group, Inc.....................................................    694   10,896
   *Omnova Solutions, Inc.............................................  1,400   10,192
   *Owens-Illinois, Inc...............................................  5,866  108,228
    P.H. Glatfelter Co................................................    900   14,319
    Packaging Corp. of America........................................  2,623   80,762
   *Penford Corp......................................................    200    1,578
    PPG Industries, Inc...............................................  1,300  142,298
    Praxair, Inc......................................................  3,000  311,280
    Reliance Steel & Aluminum Co......................................  3,037  156,345
    Rock-Tenn Co. Class A.............................................  1,529   89,018
    Rockwood Holdings, Inc............................................  2,053   90,784
    Royal Gold, Inc...................................................  1,945  147,198
    RPM International, Inc............................................  2,960   78,440
   *RTI International Metals, Inc.....................................  1,065   23,909
    Schweitzer-Mauduit International, Inc.............................    500   34,050
   #Scotts Miracle-Gro Co. Class A (The)..............................  1,401   55,900
    Sealed Air Corp...................................................  8,232  133,358
   *Senomyx, Inc......................................................    500    1,030
    Sensient Technologies Corp........................................  2,976  105,499
   #Sherwin-Williams Co. (The)........................................  1,600  214,960
   #Sigma-Aldrich Corp................................................  1,600  110,720
   #Silgan Holdings, Inc..............................................  1,973   81,307
   *Solitario Exploration & Royalty Corp..............................  1,000    1,230
    Sonoco Products Co................................................  3,851  116,724
    Southern Copper Corp..............................................  3,250  104,910
   *Spartech Corp.....................................................  1,000    5,090
    Steel Dynamics, Inc...............................................  3,541   45,643
    Stepan Co.........................................................    100    8,866
   *Stillwater Mining Co..............................................  2,261   20,078
   *SunCoke Energy, Inc...............................................  1,073   17,168
    Synalloy Corp.....................................................    300    3,753

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Materials -- (Continued)
    Texas Industries, Inc.............................................  1,100 $   45,947
   #Titanium Metals Corp..............................................  4,100     47,806
   *United States Lime & Minerals, Inc................................    200      9,118
   *Universal Stainless & Alloy Products, Inc.........................    400     13,648
   #Valhi, Inc........................................................  3,135     34,893
    Valspar Corp......................................................  3,600    180,720
    Vulcan Materials Co...............................................  1,412     54,701
    Wausau Paper Corp.................................................  2,700     22,923
   #Westlake Chemical Corp............................................    700     41,552
    Worthington Industries, Inc.......................................  4,500     97,650
    Zep, Inc..........................................................    111      1,694
   *Zoltek Cos., Inc..................................................  1,500     12,510
                                                                              ----------
Total Materials.......................................................         8,486,396
                                                                              ----------
Telecommunication Services -- (2.6%)
    AT&T, Inc......................................................... 59,249  2,246,722
    Atlantic Tele-Network, Inc........................................    800     27,968
   *Boingo Wireless, Inc..............................................    966      8,298
   *Cbeyond, Inc......................................................  1,100      7,843
    CenturyLink, Inc..................................................  6,253    259,750
   *Cincinnati Bell, Inc..............................................  9,100     35,035
    Consolidated Communications Holdings, Inc.........................  1,388     22,014
   *General Communications, Inc. Class A..............................  1,400     13,216
  #*Hawaiian Telcom Holdco, Inc.......................................     33        594
    HickoryTech Corp..................................................    380      4,055
    IDT Corp. Class B.................................................    400      4,048
   *Iridium Communications, Inc.......................................  3,703     33,549
  #*Leap Wireless International, Inc..................................  1,800     10,224
    Lumos Networks Corp...............................................    700      6,272
   *MetroPCS Communications, Inc......................................  7,596     66,541
   *Neutral Tandem, Inc...............................................  1,747     23,864
    NTELOS Holdings Corp..............................................    700     14,840
   *ORBCOMM, Inc......................................................     18         56
   *Premiere Global Services, Inc.....................................  2,546     23,321
    Primus Telecommunications Group, Inc..............................    482      7,630
    Shenandoah Telecommunications Co..................................    800     12,600
   *Sprint Nextel Corp................................................ 74,079    322,984
    Telephone & Data Systems, Inc.....................................  2,856     69,201
   *United States Cellular Corp.......................................    609     25,042
    USA Mobility, Inc.................................................  1,300     14,482
    Verizon Communications, Inc....................................... 44,056  1,988,688
   *Vonage Holdings Corp..............................................  2,100      3,759
   #Windstream Corp................................................... 11,129    110,845
                                                                              ----------
Total Telecommunication Services......................................         5,363,441
                                                                              ----------
Utilities -- (3.3%)
    AGL Resources, Inc................................................  3,547    143,654
    Alliant Energy Corp...............................................  1,736     81,089
    Ameren Corp.......................................................  1,900     64,999
    American Electric Power Co., Inc..................................  5,600    236,544
    American States Water Co..........................................    600     24,390
    American Water Works Co., Inc.....................................  3,000    108,750
    Aqua America, Inc.................................................  3,550     91,022
   #Artesian Resources Corp. Class A..................................    200      4,304
    Atmos Energy Corp.................................................  1,200     43,020
    Black Hills Corp..................................................    700     22,295
  #*Cadiz, Inc........................................................    200      1,420
    California Water Service Group....................................  1,244     22,977
   *Calpine Corp...................................................... 13,700    234,133
    CenterPoint Energy, Inc...........................................  5,150    108,459
    CH Energy Group, Inc..............................................    555     36,092

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Utilities -- (Continued)
    Chesapeake Utilities Corp.........................................    200 $  9,148
   *China Natural Gas, Inc............................................    400      360
    Cleco Corp........................................................  1,010   44,198
    CMS Energy Corp...................................................  5,802  143,077
    Connecticut Water Services, Inc...................................    367   11,094
    Consolidated Edison, Inc..........................................  2,600  167,700
    Consolidated Water Co., Ltd.......................................    173    1,419
    Delta Natural Gas Co., Inc........................................    149    3,025
    Dominion Resources, Inc...........................................  4,726  256,669
    DTE Energy Co.....................................................  2,300  141,151
   *Duke Energy Corp..................................................  3,691  250,176
   *Dynegy, Inc.......................................................  7,061    2,923
    Edison International, Inc.........................................  4,400  203,192
   #El Paso Electric Co...............................................    793   26,843
    Empire District Electric Co. (The)................................    800   17,200
    Entergy Corp......................................................  1,500  109,005
    Exelon Corp.......................................................  6,223  243,444
    Gas Natural, Inc..................................................    100    1,015
    Genie Energy, Ltd. Class B........................................    400    2,824
   *GenOn Energy, Inc................................................. 29,997   71,393
    Hawaiian Electric Industries, Inc.................................  2,600   74,074
    IDACORP, Inc......................................................  1,400   59,080
   #Integrys Energy Group, Inc........................................  1,779  107,701
   #ITC Holdings Corp.................................................  1,281   95,037
    Laclede Group, Inc. (The).........................................    556   23,230
   #MDU Resources Group, Inc..........................................  4,410   98,740
    MGE Energy, Inc...................................................  1,000   47,940
    National Fuel Gas Co..............................................    250   12,235
   #New Jersey Resources Corp.........................................    800   36,720
    NextEra Energy, Inc...............................................  5,000  354,500
    NiSource, Inc.....................................................  4,520  115,667
    Northeast Utilities, Inc..........................................  5,099  203,348
    Northwest Natural Gas Co..........................................    620   30,188
    NorthWestern Corp.................................................  1,003   37,041
  #*NRG Energy, Inc...................................................  9,056  179,490
    NV Energy, Inc....................................................  8,123  148,570
    OGE Energy Corp...................................................  1,457   77,381
    ONEOK, Inc........................................................  3,290  146,438
    Ormat Technologies, Inc...........................................  1,700   30,600
    Otter Tail Corp...................................................  1,433   33,633
   #Pepco Holdings, Inc...............................................  3,907   77,984
    PG&E Corp.........................................................  2,291  105,753
   #Piedmont Natural Gas Co...........................................  1,494   47,479
    Pinnacle West Capital Corp........................................  1,900  101,726
    Public Service Enterprise Group, Inc..............................  6,200  206,088
    Questar Corp......................................................  6,400  130,240
    SCANA Corp........................................................  1,518   74,640
   #Sempra Energy.....................................................    800   56,328
    SJW Corp..........................................................    500   11,665
    South Jersey Industries, Inc......................................    308   16,281
    Southern Co. (The)................................................  6,936  333,968
    Southwest Gas Corp................................................    900   40,194
    TECO Energy, Inc..................................................  3,639   66,193
    UGI Corp..........................................................  3,497  107,183
    UIL Holdings Corp.................................................  1,400   51,856
    Unitil Corp.......................................................    500   13,280
    UNS Energy Corp...................................................    600   24,420
   #Vectren Corp......................................................  1,800   53,730
   #Westar Energy, Inc................................................  3,895  119,031
    WGL Holdings, Inc.................................................  1,270   51,372
    Wisconsin Energy Corp.............................................  3,500  142,590

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                SHARES       VALUE+
                                                                                ------       ------
Utilities -- (Continued)
    Xcel Energy, Inc.....................................................        4,400 $    128,920
    York Water Co........................................................          300        5,409
                                                                                       ------------
Total Utilities..........................................................                 6,806,947
                                                                                       ------------
TOTAL COMMON STOCKS......................................................               182,507,044
                                                                                       ------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc....................................................           11        1,212
                                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights.............................        2,897           --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17........................           20           --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17........................           20           --
                                                                                       ------------
TOTAL RIGHTS/WARRANTS....................................................                        --
                                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..    1,639,468    1,639,468
                                                                                       ------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                               -------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@DFA Short Term Investment Fund.......................................   19,862,390   19,862,390
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,000 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,309) to be repurchased at $100,000.............................         $100       99,999
                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL......................................                19,962,389
                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $174,776,155)^^..................................................              $204,110,113
                                                                                       ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
  Consumer Discretionary......... $ 24,366,453          --   --    $ 24,366,453
  Consumer Staples...............   15,626,150          --   --      15,626,150
  Energy.........................   20,988,948          --   --      20,988,948
  Financials.....................   25,873,659          --   --      25,873,659
  Health Care....................   21,509,549          --   --      21,509,549
  Industrials....................   23,241,794          --   --      23,241,794
  Information Technology.........   30,243,707          --   --      30,243,707
  Materials......................    8,486,396          --   --       8,486,396
  Telecommunication Services.....    5,363,441          --   --       5,363,441
  Utilities......................    6,806,947          --   --       6,806,947
Preferred Stocks
  Energy.........................           -- $     1,212   --           1,212
Rights/Warrants..................           --          --   --              --
Temporary Cash Investments.......    1,639,468          --   --       1,639,468
Securities Lending Collateral....           --  19,962,389   --      19,962,389
                                  ------------ -----------   --    ------------
TOTAL............................ $184,146,512 $19,963,601   --    $204,110,113
                                  ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES  VALUE++
                                                                        ------  -------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (6.4%)
   *Acrux, Ltd........................................................   6,949 $ 27,584
    Adelaide Brighton, Ltd............................................  17,121   60,190
    AGL Energy, Ltd...................................................   6,619  108,947
    Alesco Corp., Ltd.................................................   1,171    2,512
    Alumina, Ltd......................................................  40,595   28,576
    Amalgamated Holdings, Ltd.........................................   2,408   16,797
    Amcor, Ltd........................................................  17,823  140,707
    AMP, Ltd..........................................................  30,715  128,715
    Ansell, Ltd.......................................................   3,364   46,772
   *AP Eagers, Ltd....................................................   1,880    7,100
   #APA Group, Ltd....................................................  11,568   59,389
    APN News & Media, Ltd.............................................   5,205    2,916
  #*Aquarius Platinum, Ltd............................................   3,816    2,370
  #*Aquila Resources, Ltd.............................................     940    2,079
    Arrium, Ltd.......................................................  37,300   27,875
   *Aurora Oil & Gas, Ltd.............................................   2,030    7,239
    Ausdrill, Ltd.....................................................   3,116   10,852
    Ausenco, Ltd......................................................   2,077    6,697
    Australia & New Zealand Banking Group, Ltd........................  10,367  254,916
    Australian Infrastructure Fund....................................  14,370   38,958
    Australian Pharmaceutical Industries, Ltd.........................  40,511   14,832
    AWE, Ltd..........................................................   5,572    8,595
   #Beach Energy, Ltd.................................................  48,447   55,530
    Bendigo and Adelaide Bank, Ltd....................................   7,250   62,193
    BHP Billiton, Ltd.................................................   2,376   78,924
    BHP Billiton, Ltd. Sponsored ADR..................................   9,527  632,021
   #Billabong International, Ltd......................................     264      372
   *BlueScope Steel, Ltd.............................................. 108,331   29,923
   #Boral, Ltd........................................................  25,099   88,192
    Bradken, Ltd......................................................   1,159    6,023
   #Brambles, Ltd.....................................................  16,009  104,515
    Cabcharge Australia, Ltd..........................................   4,103   24,075
    Caltex Australia, Ltd.............................................   4,341   64,260
    Campbell Brothers, Ltd............................................     539   26,380
   #Cardno, Ltd.......................................................   5,816   50,854
    Clough, Ltd.......................................................  24,174   17,722
   *Coal of Africa, Ltd...............................................   2,428    1,072
    Coca-Cola Amatil, Ltd.............................................   5,841   85,305
    Commonwealth Bank of Australia NL.................................   7,710  464,179
    Computershare, Ltd................................................   2,805   22,503
    Crown, Ltd........................................................   5,061   44,766
    CSL, Ltd..........................................................   2,754  123,161
   #CSR, Ltd..........................................................   6,097    7,946
   #David Jones, Ltd..................................................   6,359   16,216
   *Downer EDI, Ltd...................................................  11,045   34,977
    DUET Group........................................................  13,333   29,067
    DuluxGroup, Ltd...................................................   7,839   25,247
    Echo Entertainment Group, Ltd.....................................  15,328   67,195
    Emeco Holdings, Ltd...............................................  18,108   14,377
  #*Energy Resources of Australia, Ltd................................   5,657    8,205
    Envestra, Ltd.....................................................  14,568   13,116
   *Evolution Mining, Ltd.............................................  15,680   25,325
   #Fairfax Media, Ltd................................................  41,918   22,976
   #FKP Property Group, Ltd...........................................  38,528   15,107
   #Fortescue Metals Group, Ltd.......................................   3,238   13,899
   *GrainCorp, Ltd....................................................   7,936   76,447
   #GUD Holdings, Ltd.................................................   2,198   19,618
  #*Gunns, Ltd........................................................  26,718    4,492

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
AUSTRALIA -- (Continued)
   #GWA Group, Ltd....................................................  8,700 $ 19,171
   #Harvey Norman Holdings, Ltd....................................... 14,320   29,978
   *Hastie Group, Ltd.................................................  1,787       --
    Hills Holdings, Ltd...............................................  5,399    6,064
    iiNet, Ltd........................................................  7,010   23,873
    Incitec Pivot, Ltd................................................ 44,655  144,770
   #Independence Group NL.............................................  2,654    8,658
   #Industrea, Ltd....................................................  2,280    2,987
   *Infigen Energy, Ltd............................................... 28,218    6,641
    Insurance Australia Group, Ltd.................................... 53,653  211,575
   *Integra Mining, Ltd............................................... 15,622    5,080
    Invocare, Ltd.....................................................  3,621   33,830
    James Hardie Industries SE........................................  9,898   86,458
   #JB Hi-Fi, Ltd.....................................................    845    7,817
   #Leighton Holdings, Ltd............................................    453    8,094
    Lend Lease Group NL............................................... 15,736  133,099
  #*Linc Energy, Ltd.................................................. 14,004    7,792
    MacMahon Holdings, Ltd............................................ 46,911   29,551
    Macquarie Group, Ltd..............................................  6,900  179,532
    McPherson's, Ltd..................................................  4,771    8,659
  #*Mesoblast, Ltd....................................................  3,728   24,519
    Metcash, Ltd...................................................... 11,310   40,458
   *Mineral Deposits, Ltd.............................................  1,032    4,903
    Mineral Resources, Ltd............................................  2,905   24,200
    Monadelphous Group, Ltd...........................................    212    4,816
   #Myer Holdings, Ltd................................................ 19,907   38,160
    National Australia Bank, Ltd...................................... 21,839  569,823
   #Navitas, Ltd......................................................  9,213   37,452
    New Hope Corp., Ltd...............................................  4,695   19,995
   *Newcrest Mining, Ltd..............................................  7,285  178,156
   *NIB Holdings, Ltd................................................. 20,748   34,158
    NRW Holdings, Ltd.................................................  1,833    5,512
    Nufarm, Ltd.......................................................  3,884   22,160
    Oil Search, Ltd................................................... 15,806  115,348
  #*OPUS Group, Ltd...................................................  1,193      666
    Orica, Ltd........................................................  5,025  130,679
    Origin Energy, Ltd................................................ 26,380  325,615
    OZ Minerals, Ltd..................................................  8,864   69,880
    Pacific Brands, Ltd............................................... 11,725    6,380
  #*Paladin Energy, Ltd............................................... 27,922   33,820
    Panoramic Resources, Ltd..........................................  2,242    1,388
    Perpetual Trustees Australia, Ltd.................................    241    6,013
    Premier Investments, Ltd..........................................  5,059   25,928
    Prime Media Group, Ltd............................................    500      362
   *Qantas Airways, Ltd............................................... 18,155   21,623
    QBE Insurance Group, Ltd..........................................  2,931   43,019
   *Ramelius Resources, Ltd........................................... 11,028    5,739
    Ramsay Health Care, Ltd...........................................    163    4,056
   #REA Group, Ltd....................................................  1,149   16,494
   *Regis Resources, Ltd..............................................  6,914   32,794
   *Resolute Mining, Ltd.............................................. 19,030   26,938
    Retail Food Group, Ltd............................................  3,926   10,712
    Rio Tinto, Ltd....................................................  4,215  233,414
  #*Roc Oil Co., Ltd.................................................. 42,871   12,480
   #SAI Global, Ltd...................................................  7,061   33,112
    Santos, Ltd....................................................... 30,346  340,517
   *Senex Energy, Ltd................................................. 23,485   15,097
   *Seven Group Holdings, Ltd.........................................  1,365   10,331
   *Seven West Media, Ltd.............................................  2,018    3,276
   *Silex System, Ltd.................................................  1,748    7,046
   #Sims Metal Management, Ltd........................................  4,913   42,853

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
AUSTRALIA -- (Continued)
    Sims Metal Management, Ltd. Sponsored ADR.........................    819 $    7,142
    Sonic Healthcare, Ltd.............................................  7,234     95,953
    Southern Cross Media Group, Ltd...................................  4,361      5,373
    SP Ausnet, Ltd.................................................... 63,278     69,900
    Spark Infrastructure Group, Ltd................................... 27,962     47,799
  #*St. Barbara, Ltd.................................................. 15,052     21,859
   *Straits Resources, Ltd............................................  4,268        512
    STW Communications Group, Ltd..................................... 23,263     22,706
    Suncorp Group, Ltd................................................ 24,627    218,430
    Super Retail Group, Ltd...........................................  3,025     24,274
    Sydney Airport, Ltd...............................................  3,802     12,546
    Tassal Group, Ltd.................................................  9,649     12,813
    Tatts Group, Ltd.................................................. 33,920    103,219
   #Ten Network Holdings, Ltd......................................... 18,769      9,315
    TPG Telecom, Ltd.................................................. 17,780     36,044
    Transfield Services, Ltd.......................................... 16,298     31,422
   *Transpacific Industries Group, Ltd................................ 22,650     18,271
    Transurban Group, Ltd............................................. 15,469     99,369
   *Treasury Wine Estates, Ltd........................................  8,364     38,671
    UGL, Ltd..........................................................  3,425     46,734
    Wesfarmers, Ltd...................................................  6,099    208,152
    Westpac Banking Corp..............................................  9,963    241,653
    Westpac Banking Corp. Sponsored ADR...............................  2,692    325,409
    Whitehaven Coal, Ltd..............................................  5,539     21,207
    WHK Group, Ltd.................................................... 11,744     10,980
    Woodside Petroleum, Ltd...........................................  5,220    184,096
    Woolworths, Ltd...................................................  6,165    184,718
   *Yancoal Australia, Ltd. (B7TY454).................................  3,702      9,648
   *Yancoal Australia, Ltd. (B84LB45).................................  3,702      3,248
                                                                              ----------
TOTAL AUSTRALIA.......................................................         9,025,782
                                                                              ----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................................     20      2,237
    Andritz AG........................................................  1,456     79,595
    Atrium European Real Estate, Ltd..................................     80        357
    CA Immobilien Anlagen AG..........................................    188      1,858
   *Erste Group Bank AG...............................................  4,010     72,454
    EVN AG............................................................    357      4,421
    Flughafen Wien AG.................................................     68      2,649
   *Immofinanz AG..................................................... 15,768     51,556
  #*Intercell AG......................................................    265        625
   #Lenzing AG........................................................    121     10,588
    Mayr-Melnhof Karton AG............................................    163     14,343
   #Oesterreichischen Post AG.........................................    700     22,303
    OMV AG............................................................  5,134    161,086
    Palfinger AG......................................................    699     13,721
    Rosenbauer International AG.......................................    124      6,027
    Schoeller-Bleckmann Oilfield Equipment AG.........................    340     28,551
    Semperit Holding AG...............................................    381     12,922
    Strabag SE........................................................    447     10,081
    Telekom Austria AG................................................  4,093     37,221
   *Uniqa Versicherungen AG...........................................    515      5,742
    Verbund AG........................................................    602     11,514
   #Voestalpine AG....................................................  2,378     64,588
   #Zumtobel AG.......................................................    366      3,923
                                                                              ----------
TOTAL AUSTRIA.........................................................           618,362
                                                                              ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV.........................................    653     49,907
    Ageas............................................................. 57,360    113,764
   *Agfa-Gevaert NV...................................................  7,268     11,153

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV...........................................  1,681 $  133,007
    Anheuser-Busch InBev NV Sponsored ADR.............................  4,320    342,230
    Banque Nationale de Belgique......................................      8     21,521
    Barco NV..........................................................    191     10,953
    Belgacom SA.......................................................  1,760     50,639
    Colruyt SA........................................................    480     21,768
    Compagnie d'Entreprises SA........................................    624     32,493
   *Deceuninck NV.....................................................  4,912      6,395
    Delhaize Group SA Sponsored ADR...................................  2,009     72,023
  #*Dexia SA..........................................................  6,043      1,633
    D'ieteren SA......................................................    300     12,453
   #Elia System Operator SA...........................................    896     35,610
    EVS Broadcast Equipment SA........................................    396     18,662
   *Galapagos NV......................................................  2,035     36,557
    KBC Groep NV......................................................  3,262     68,135
    Kinepolis Group NV................................................    285     24,515
   #Nyrstar NV........................................................  7,145     34,231
    Recticel SA.......................................................  1,539      9,595
    Sioen Industries NV...............................................    344      2,030
    Sipef NV..........................................................    152     11,670
    Solvay SA.........................................................  1,058    109,848
    Telenet Group Holding NV..........................................  1,220     53,732
    Tessenderlo Chemie NV.............................................  1,427     37,366
  #*ThromboGenics NV..................................................  1,084     34,985
    Umicore SA........................................................  2,751    121,725
                                                                              ----------
TOTAL BELGIUM.........................................................         1,478,600
                                                                              ----------
CANADA -- (9.9%)
   *5N Plus, Inc......................................................  1,597      3,280
   *Advantage Oil & Gas, Ltd..........................................  4,130     16,185
    Aecon Group, Inc..................................................  1,864     22,379
   #AG Growth International, Inc......................................    900     29,616
    AGF Management, Ltd. Class B......................................  1,802     21,383
    Agnico-Eagle Mines, Ltd...........................................  3,798    166,675
    Aimia, Inc........................................................  4,823     64,156
    Alamos Gold, Inc..................................................  2,800     43,891
    Algonquin Power & Utilities Corp..................................  5,400     35,539
    AltaGas, Ltd......................................................  1,900     59,112
   *Angle Energy, Inc.................................................  3,000     11,009
   *Antrim Energy, Inc................................................  4,360      2,739
   #ARC Resources, Ltd................................................  3,860     96,341
   *Argonaut Gold, Inc................................................  4,400     36,460
    Astral Media, Inc. Class A........................................  1,600     78,464
    Atco, Ltd. Class I................................................  1,000     73,491
   *Atrium Innovations, Inc...........................................  1,900     21,542
   *ATS Automation Tooling System, Inc................................  3,050     24,817
  #*AuRico Gold, Inc..................................................  7,525     48,849
   *Aurizon Mines, Ltd................................................  4,300     19,081
   *Avion Gold Corp................................................... 13,700      6,831
   *B2Gold Corp.......................................................  8,300     26,650
   *Ballard Power Systems, Inc........................................ 10,800     11,200
   #Bank of Montreal..................................................  9,067    519,328
    Bank of Nova Scotia...............................................  9,479    494,815
  #*Bankers Petroleum, Ltd............................................  1,500      3,635
    Barrick Gold Corp.................................................  7,539    248,155
   #Baytex Energy Corp................................................    821     34,040
   #BCE, Inc..........................................................  3,527    150,105
   #Bell Aliant, Inc..................................................  1,035     25,750
   *Bellatrix Exploration, Ltd........................................  2,869     10,328
  #*Birchcliff Energy, Ltd............................................  1,100      7,645
   *BlackPearl Resources, Inc.........................................  5,500     16,563

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Bombardier, Inc. Class A..........................................  4,700 $ 17,481
    Bombardier, Inc. Class B.......................................... 16,925   60,926
    Bonavista Energy Corp.............................................  1,104   20,069
   #Brookfield Asset Management, Inc. Class A.........................  4,056  137,593
   #Brookfield Office Properties, Inc.................................  4,300   73,535
    CAE, Inc..........................................................  3,208   32,341
    Calfrac Well Services, Ltd........................................  1,000   23,633
    Cameco Corp.......................................................  6,230  130,458
    Canaccord Financial, Inc..........................................  2,723   12,490
    Canada Bread Co., Ltd.............................................    200    8,625
    Canadian Imperial Bank of Commerce................................  4,415  322,920
   #Canadian National Railway Co......................................    900   79,397
    Canadian National Resources, Ltd.................................. 10,814  294,922
   #Canadian Oil Sands, Ltd...........................................  5,203  104,698
   #Canadian Tire Corp. Class A.......................................    697   46,087
    Canadian Utilities, Ltd. Class A..................................    800   55,841
   #Canadian Western Bank.............................................  1,800   47,152
   *Canam Group, Inc. Class A.........................................  3,700   16,972
  #*Canfor Corp.......................................................  1,300   15,361
   #Canfor Pulp Products, Inc.........................................    779    6,680
    Capital Power Corp................................................    841   18,047
    Capstone Infrastructure Corp......................................  2,119    9,360
   *Capstone Mining Corp..............................................  8,100   18,173
    Cascades, Inc.....................................................  2,800   13,290
   *Catamaran Corp....................................................  1,000   84,938
    CCL Industries, Inc. Class B......................................    400   13,821
   *Celestica, Inc....................................................  3,495   26,626
   *Celtic Exploration, Ltd...........................................  1,200   20,952
    Cenovus Energy, Inc...............................................  4,841  147,955
    Centerra Gold, Inc................................................  1,285    9,239
   *Cequence Energy, Ltd..............................................  4,200    6,073
   *China Gold International Resources Corp., Ltd.....................  1,985    4,592
   #CI Financial Corp.................................................  2,000   44,493
   #Cineplex, Inc.....................................................  1,135   33,953
   #CML HealthCare, Inc...............................................  3,568   33,373
    Cogeco Cable, Inc.................................................    300   10,823
  #*Compton Petroleum Corp............................................      4        5
  #*Connacher Oil & Gas, Ltd.......................................... 25,008   12,094
    Constellation Software, Inc.......................................    235   21,673
   #Corus Entertainment, Inc. Class B.................................    700   15,838
   *Cott Corp.........................................................  1,772   15,019
   *Crew Energy, Inc..................................................  2,300   15,871
   *Crown Point Ventures, Ltd.........................................    846      337
    Davis & Henderson Corp............................................  1,700   30,937
   *Denison Mines Corp................................................  9,271   12,480
   *Descartes Systems Group, Inc. (The)...............................  4,200   34,970
    Dollarama, Inc....................................................  1,000   62,322
    Dorel Industries, Inc. Class B....................................    400   11,128
   *Dundee Precious Metals, Inc.......................................  3,100   24,142
  #*Eastern Platinum, Ltd............................................. 24,600    4,783
    Emera, Inc........................................................    500   17,610
    Empire Co., Ltd. Class A..........................................    600   34,157
   #Enbridge Income Fund Holdings, Inc................................  1,600   37,206
   #Enbridge, Inc.....................................................  7,312  299,159
   #Encana Corp.......................................................  7,156  159,411
    Enerflex, Ltd.....................................................  1,300   14,895
   *Energy Fuels, Inc................................................. 10,254    2,454
   #Enerplus Corp.....................................................  3,284   46,140
    Ensign Energy Services, Inc.......................................  3,200   47,130
    Equitable Group, Inc..............................................  1,300   34,333
  #*Etrion Corp.......................................................  1,209      418

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Exchange Income Corp..............................................    500 $ 12,838
   *Fairborne Energy, Ltd.............................................    900    1,660
    Finning International, Inc........................................  3,396   78,021
    First Capital Realty, Inc.........................................  1,800   33,331
   *First Majestic Silver Corp........................................  2,300   37,338
   *FirstService Corp.................................................    900   24,078
    Genworth MI Canada, Inc...........................................    536    9,075
    George Weston, Ltd................................................  1,400   82,714
    Gildan Activewear, Inc............................................    675   19,035
    GMP Capital, Inc..................................................    337    1,623
    Goldcorp, Inc.....................................................  4,500  162,437
  #*Golden Star Resources, Ltd........................................  2,800    3,267
   *Gran Tierra Energy, Inc...........................................  5,876   26,894
    Granite Real Estate, Inc..........................................    958   34,199
  #*Great Basin Gold, Ltd............................................. 10,000    5,983
   *Great Canadian Gaming Corp........................................  4,400   43,129
    Great-West Lifeco, Inc............................................  1,500   32,428
   *Guide Exploration, Ltd............................................  1,400    3,183
   *Hanfeng Evergreen, Inc............................................  2,300    4,243
   *Harry Winston Diamond Corp........................................  1,359   17,617
    Home Capital Group, Inc...........................................    900   40,708
    HudBay Minerals, Inc..............................................  6,400   54,054
   #Husky Energy, Inc.................................................  3,300   81,969
    IAMGOLD Corp......................................................  7,600   84,878
  #*Imax Corp.........................................................  1,600   35,451
   *Imperial Metals Corp..............................................  3,800   31,867
    Imperial Oil, Ltd.................................................  1,900   81,392
   #Indigo Books & Music, Inc.........................................  1,191    8,955
    Industrial Alliance Insurance & Financial Services, Inc...........  2,300   51,259
    Inmet Mining Corp.................................................  1,836   73,030
    Intact Financial Corp.............................................    900   57,885
   *International Forest Products, Ltd. Class A.......................  3,400   17,630
   *International Minerals Corp.......................................    500    2,593
   *Intertape Polymer Group, Inc......................................  1,600   13,561
  #*Ivanhoe Energy, Inc...............................................  8,460    5,483
  #*Jaguar Mining, Inc................................................  2,600    2,178
    Jean Coutu Group PJC, Inc. Class A (The)..........................  1,300   18,654
   #Just Energy Group, Inc............................................  2,638   29,199
   *Katanga Mining, Ltd............................................... 20,369   10,156
   #Keyera Corp.......................................................    800   36,113
    Killam Properties, Inc............................................  2,800   36,436
    Kinross Gold Corp................................................. 13,785  115,190
   *Kirkland Lake Gold, Inc...........................................  1,200   13,976
   *Lake Shore Gold Corp..............................................  9,481    9,738
    Laurentian Bank of Canada.........................................  1,000   47,415
   *Legacy Oil & Gas, Inc.............................................  1,926   12,426
    Leon's Furniture, Ltd.............................................    536    6,334
    Linamar Corp......................................................  1,800   36,275
   #Loblaw Cos., Ltd..................................................  2,244   72,879
   *Lundin Mining Corp................................................ 14,510   62,071
    MacDonald Dettweiler & Associates, Ltd............................  1,243   68,109
    Magna International, Inc..........................................  3,300  132,283
    Major Drilling Group International, Inc...........................  2,100   21,296
    Manitoba Telecom Services, Inc....................................    300   10,195
    Manulife Financial Corp........................................... 19,166  205,831
    Maple Leaf Foods, Inc.............................................  1,913   19,076
   *Martinrea International, Inc......................................  1,414   11,562
   #Methanex Corp.....................................................  2,100   57,649
   #Metro, Inc........................................................    700   38,844
  #*Migao Corp........................................................  3,700   10,663
    Morneau Shepell, Inc..............................................    591    7,266

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Mullen Group, Ltd.................................................  2,000 $ 43,875
    National Bank of Canada...........................................  1,950  145,212
   *New Gold, Inc.....................................................  7,300   74,321
    Newalta Corp......................................................  1,080   13,397
    Nexen, Inc........................................................ 12,735  323,566
    Nordion, Inc......................................................  2,200   20,775
   *North American Palladium, Ltd.....................................  4,800    8,089
   #Northland Power, Inc..............................................  1,100   20,259
  #*NovaCopper, Inc...................................................    233      421
  #*NovaGold Resources, Inc...........................................  1,400    5,640
   *Nuvista Energy, Ltd...............................................  2,200    9,916
   *OceanaGold Corp...................................................  1,453    3,057
  #*Open Range Energy Corp............................................  7,500   11,143
   #Pacific Rubiales Energy Corp......................................  5,125  115,956
   *Paladin Labs, Inc.................................................    200    9,892
    Pan American Silver Corp..........................................  1,030   15,416
  #*Paramount Resources, Ltd. Class A.................................  1,100   29,638
    Pason Systems, Inc................................................    700   10,149
   #Pembina Pipeline Corp.............................................  2,820   75,361
   #Pengrowth Energy Corp............................................. 13,105   83,505
   #Penn West Petroleum, Ltd..........................................  9,197  125,457
   #PetroBakken Energy, Ltd. Class A..................................  1,261   15,655
   #Petrominerales, Ltd...............................................  1,400   12,955
   #Peyto Exploration & Development Corp..............................  1,000   21,339
   *Pilot Gold, Inc...................................................    325      311
   #Poseidon Concepts Corp............................................  6,629   91,881
    Potash Corp. of Saskatchewan, Inc.................................  5,737  253,999
   *Precision Drilling Corp...........................................  6,834   54,380
    Progress Energy Resources Corp....................................  5,421  123,031
    Progressive Waste Solutions, Ltd..................................  3,633   72,816
   *Quebecor, Inc. Class B............................................  1,200   42,264
  #*Questerre Energy Corp.............................................  7,500    5,160
    Reitmans Canada, Ltd. Class A.....................................    700    8,376
  #*Research In Motion, Ltd...........................................  3,974   28,452
    Richelieu Hardware, Ltd...........................................  1,151   40,159
   #Ritchie Brothers Auctioneers, Inc.................................  1,800   38,070
    Rogers Sugar, Inc.................................................  1,700   10,832
    RONA, Inc.........................................................  2,096   28,216
    Royal Bank of Canada.............................................. 12,404  635,506
   #Russel Metals, Inc................................................  2,600   66,863
   *San Gold Corp.....................................................  4,200    3,853
   #Saputo, Inc.......................................................    800   34,087
    Savanna Energy Services Corp......................................    700    5,277
   #SEMAFO, Inc.......................................................  1,800    5,672
   #Shaw Communictions, Inc. Class B..................................  1,951   38,073
    ShawCor, Ltd. Class A.............................................  1,300   45,902
    Sherritt International Corp.......................................  2,300   10,229
   #Shoppers Drug Mart Corp...........................................  1,166   48,077
   *Silver Standard Resources, Inc....................................  1,100   14,051
  #*Sino-Forest Corp..................................................  5,700       --
   #SNC-Lavalin Group, Inc............................................  1,900   74,950
   *Southern Pacific Resource Corp.................................... 18,837   26,297
   *SouthGobi Resources, Ltd..........................................  1,700    6,679
  #*Sprott Resource Corp..............................................  7,300   28,971
   #Stantec, Inc......................................................    879   25,252
   #Student Transportation, Inc.......................................  2,312   14,501
   #Sun Life Financial, Inc...........................................  3,599   78,163
    Suncor Energy, Inc................................................ 18,330  560,401
   #Superior Plus Corp................................................  2,600   19,082
    Talisman Energy, Inc.............................................. 10,800  133,539
   *Taseko Mines, Ltd.................................................  5,100   12,917

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
CANADA -- (Continued)
   #Teck Resources, Ltd. Class B......................................  6,200 $   173,910
    Telus Corp........................................................    300      18,733
   #Telus Corp. Non-Voting............................................  2,004     122,916
   *Tembec, Inc.......................................................    500       1,087
   *Teranga Gold Corp.................................................  1,200       1,974
  #*Thompson Creek Metals Co., Inc....................................  4,800      13,402
   #Thomson Reuters Corp..............................................  3,376      95,741
    Tim Hortons, Inc..................................................  1,300      69,132
   #Toromont Industries, Ltd..........................................  1,300      27,028
   #Toronto Dominion Bank.............................................  9,020     709,835
    Torstar Corp. Class B.............................................  1,400      12,704
    Total Energy Services, Inc........................................  1,800      25,487
   *Tourmaline Oil Corp...............................................     48       1,390
   #TransAlta Corp....................................................  4,800      74,907
   #TransCanada Corp..................................................  7,800     355,214
    Transcontinental, Inc. Class A....................................  2,900      28,108
    TransForce, Inc...................................................    757      13,421
   *TransGlobe Energy Corp............................................  3,755      36,095
   #Trican Well Service, Ltd..........................................  4,200      50,424
   #Trilogy Energy Corp...............................................    261       6,322
    Trinidad Drilling, Ltd............................................  4,200      24,375
    Uni-Select, Inc...................................................    100       2,743
  #*Uranium One, Inc.................................................. 12,500      28,544
   *Valeant Pharmaceuticals International, Inc........................  1,798      85,700
   #Veresen, Inc......................................................  2,800      35,934
   #Vermilion Energy, Inc.............................................    767      35,755
    West Fraser Timber Co., Ltd.......................................    300      15,885
  #*Westport Innovations, Inc.........................................  1,396      52,591
   *Whitecap Resources, Inc...........................................    969       6,764
    Wi-Lan, Inc.......................................................  9,000      45,680
    Yamana Gold, Inc.................................................. 11,168     165,596
    Zargon Oil & Gas, Ltd.............................................  1,700      13,070
                                                                              -----------
TOTAL CANADA..........................................................         13,984,827
                                                                              -----------
DENMARK -- (0.9%)
    A.P. Moeller-Maersk A.S. Series B.................................      7      48,433
    Alk-Abello A.S....................................................     90       5,692
    Carlsberg A.S. Series B...........................................  1,154      93,277
    Chr. Hansen Holding A.S...........................................  1,699      48,476
    Coloplast A.S. Series B...........................................    150      28,402
   #D/S Norden A.S....................................................    884      21,645
   *Danske Bank A.S...................................................  8,661     128,390
   *FLSmidth & Co. A.S................................................    912      54,778
   *Genmab A.S........................................................    400       4,104
    GN Store Nord A.S.................................................  7,896      94,058
    H. Lundbeck A.S...................................................  1,175      23,265
    Jeudan A.S........................................................    126       9,527
    NKT Holding A.S...................................................  1,148      36,318
    Novo-Nordisk A.S. Series B........................................    176      27,137
    Novo-Nordisk A.S. Sponsored ADR...................................  2,742     423,749
    Novozymes A.S. Series B...........................................  1,535      37,737
  #*Pandora A.S.......................................................  1,162      11,121
    Ringkjoebing Landbobank A.S.......................................    137      16,217
    Royal Unibrew A.S.................................................    426      26,773
    Schouw & Co. A.S..................................................  1,062      22,362
    SimCorp A.S.......................................................     50       8,141
   *Spar Nord Bank A.S................................................  1,200       4,359
   *Sydbank A.S.......................................................  1,413      22,865
   *Topdanmark A.S....................................................    345      58,483
    Tryg A.S..........................................................    393      22,280
  #*Vestas Wind Systems A.S...........................................  3,484      16,615

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
DENMARK -- (Continued)
   *William Demant Holding A.S........................................    401 $   37,831
                                                                              ----------
TOTAL DENMARK.........................................................         1,332,035
                                                                              ----------
FINLAND -- (1.2%)
    Ahlstrom Oyj......................................................    715     11,286
    Alma Media Oyj....................................................  1,118      6,596
    Amer Sports Oyj...................................................  1,181     13,379
    Atria P.L.C.......................................................    677      4,162
   #Cargotec Oyj Series B.............................................  1,156     25,095
    Citycon Oyj.......................................................  3,729     11,298
    Cramo Oyj.........................................................    704      8,369
   *Finnair Oyj.......................................................  1,807      3,994
    Fiskars Oyj Abp...................................................    651     11,791
    Fortum Oyj........................................................  6,760    113,071
    F-Secure Oyj......................................................  5,286     10,261
    HKScan Oyj Series A...............................................  1,428      6,155
    Huhtamaki Oyj.....................................................  4,004     60,063
   #KCI Konecranes Oyj................................................    954     24,674
   #Kemira Oyj........................................................  3,102     38,824
  #*Kesko Oyj Series A................................................    110      2,895
    Kesko Oyj Series B................................................  1,649     42,582
    Kone Oyj Series B.................................................  1,397     86,521
    Lassila & Tikanoja Oyj............................................    682      8,363
    Lemminkainen Oyj..................................................     61      1,206
  #*Mesta Board Oyj...................................................  7,992     20,452
    Metso Oyj.........................................................  3,392    123,270
   #Neste Oil Oyj.....................................................  5,289     55,800
   #Nokia Oyj......................................................... 30,805     73,942
   #Nokia Oyj Sponsored ADR........................................... 49,629    119,606
    Nokian Renkaat Oyj................................................  1,313     52,281
    Oriola-KD Oyj Series B............................................    378        893
    Orion Oyj Series A................................................    403      7,914
    Orion Oyj Series B................................................    364      7,258
  #*Outokumpu Oyj..................................................... 31,824     27,737
    Outotec Oyj.......................................................    422     19,289
   #Pohjola Bank P.L.C. Series A......................................  2,803     32,494
   #Poyry Oyj.........................................................    706      3,182
    Raisio P.L.C. Series V............................................  3,077      9,370
    Ramirent Oyj......................................................    548      4,204
   #Rautaruukki Oyj Series K..........................................  4,022     26,173
   *Ruukki Group Oyj..................................................  1,697      1,045
   #Sanoma Oyj........................................................  2,591     22,238
   #Stockmann Oyj Abp Series B........................................    275      5,007
    Stora Enso Oyj Series R........................................... 25,657    146,056
   #Tieto Oyj.........................................................  1,835     30,541
    Tikkurila Oyj.....................................................    348      5,982
    UPM-Kymmene Oyj................................................... 22,804    243,590
    Vaisala Oyj Series A..............................................     69      1,263
    Wartsila OYJ Abp..................................................  4,272    127,918
   #Yit Oyj...........................................................  2,419     43,292
                                                                              ----------
TOTAL FINLAND.........................................................         1,701,382
                                                                              ----------
FRANCE -- (6.9%)
    Accor SA..........................................................  1,562     51,836
    Air Liquide SA....................................................  2,115    236,568
   *Alcatel-Lucent SA................................................. 28,475     31,427
    Alstom SA.........................................................  2,146     71,121
    Alten, Ltd........................................................    421     11,855
   *Altran Technologies SA............................................  4,114     19,188
    April SA..........................................................    128      1,826
    Arkema SA.........................................................  1,984    146,039

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
FRANCE -- (Continued)
    AtoS SA...........................................................  1,643 $ 92,267
    AXA SA............................................................ 18,574  225,670
    AXA SA Sponsored ADR..............................................  2,900   35,206
    Axway Software SA.................................................    228    3,728
   #Beneteau SA.......................................................  1,571   14,934
    bioMerieux SA.....................................................     95    8,082
    BNP Paribas SA....................................................  9,568  353,441
    Bollore SA........................................................     89   19,819
    Bongrain SA.......................................................    214   12,475
   #Bourbon SA........................................................  1,171   30,936
    Bouygues SA.......................................................  2,552   64,273
   *Bull SA...........................................................  5,424   15,628
    Bureau Veritas SA.................................................    617   54,465
    Cap Gemini SA.....................................................  2,951  107,681
    Carrefour SA......................................................  6,950  124,362
    Casino Guichard Perrachon SA......................................  1,119   93,843
    CFAO SA...........................................................    389   18,378
    Christian Dior SA.................................................    414   57,171
    Cie de Saint-Gobain SA............................................  7,613  229,252
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............  5,600  160,496
    Cie Generale des Etablissements Michelin SA Series B..............  2,940  199,764
    Cie Generale D'Optique Essilor Intenational SA....................  1,550  134,917
   *Club Mediterranee SA..............................................    780   12,747
   *CNP Assurances SA.................................................  2,089   22,007
   *Credit Agricole SA................................................ 20,372   87,073
    Danone SA.........................................................  2,701  164,177
    Dassault Systemes SA ADR..........................................    500   50,000
    Derichebourg SA...................................................  4,522    9,732
    Edenred SA........................................................  1,548   40,792
    Eiffage SA........................................................    479   12,663
    Electricite de France SA..........................................  2,758   57,135
    Esso SA Francaise.................................................     72    4,988
    Establissements Maurel et Prom SA.................................  1,547   23,738
  #*Euro Disney SCA...................................................  1,039    5,097
    Eurofins Scientific SA............................................    301   39,180
    European Aeronautic Defence & Space Co. SA........................  3,285  117,879
    Eutelsat Communications SA........................................    885   26,720
   *Faiveley Transport SA.............................................     99    5,743
   #Faurecia SA.......................................................  1,157   18,346
    Fimalac SA........................................................    138    5,308
    France Telecom SA................................................. 13,489  180,633
    France Telecom SA Sponsored ADR...................................  5,900   79,355
    GDF Suez SA.......................................................  6,322  141,077
   #Gemalto NV........................................................  1,658  126,696
    GL Events SA......................................................    729   14,711
    Groupe Eurotunnel SA..............................................  4,428   31,457
    Groupe Steria SCA.................................................  1,736   22,120
   *Haulotte Group SA.................................................    105      705
   #Havas SA..........................................................  7,168   34,880
    Hermes International SA...........................................    146   39,716
    Imerys SA.........................................................    712   35,840
    Ingenico SA.......................................................  1,037   55,460
    Interparfums SA...................................................    353    7,396
   *Ipsos SA..........................................................    691   20,063
    JCDecaux SA.......................................................  1,115   22,512
    Korian SA.........................................................    218    3,286
    Lafarge SA........................................................  4,346  199,236
    Lagardere SCA.....................................................  3,917  105,641
    Legrand SA........................................................  2,260   72,405
    L'Oreal SA........................................................  2,290  274,575
    LVMH Moet Hennessy Louis Vuitton SA...............................  1,983  298,305

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
FRANCE -- (Continued)
    M6 Metropole Television SA........................................    533 $  7,386
    Maisons France Confort SA.........................................    226    6,083
    Manitou BF SA.....................................................    582    9,700
   *Maurel & Prom Nigeria SA..........................................  1,547    3,480
    Medica SA.........................................................  2,026   33,834
    Mersen SA.........................................................    718   18,156
    Natixis SA........................................................ 19,483   48,555
    Naturex SA........................................................    308   17,416
    Nexans SA.........................................................  1,179   51,406
    Nexity SA.........................................................    965   22,909
    Norbert Dentressangle SA..........................................      3      184
    NRJ Group SA......................................................  2,272   13,800
   #Orpea SA..........................................................    614   22,871
  #*PagesJaunes Groupe SA.............................................  2,821    4,952
    Pernod-Ricard SA..................................................  2,291  246,205
  #*Peugeot SA........................................................  4,045   31,371
    Pierre & Vacances SA..............................................    107    1,510
    Plastic Omnium SA.................................................    474   12,795
    PPR SA............................................................  1,393  208,279
    Publicis Groupe SA................................................  1,084   53,364
    Rallye SA.........................................................    815   23,689
   #Remy Cointreau SA.................................................    416   49,093
    Renault SA........................................................  6,288  274,236
    Rexel SA..........................................................  3,782   63,204
    Rubis SCA.........................................................    902   47,384
    SA des Ciments Vicat..............................................    291   12,248
    Safran SA.........................................................  1,625   54,990
    Saft Groupe SA....................................................    337    7,632
    Samse SA..........................................................      4      284
    Sanofi SA.........................................................  2,144  174,924
    Sanofi SA ADR..................................................... 10,456  424,932
    Schneider Electric SA.............................................  5,548  312,812
    SEB SA............................................................    721   47,789
    Sechilienne SA....................................................    158    2,018
   *Sequana SA........................................................  2,958    5,563
    SES SA............................................................  2,870   68,995
    Societe BIC SA....................................................    594   60,212
    Societe d'Edition de Canal Plus SA................................  1,800   10,171
   *Societe Generale SA............................................... 15,740  346,455
    Societe Television Francaise 1 SA.................................  2,666   22,428
    Sodexo SA.........................................................    886   66,839
  #*Soitec SA.........................................................  1,897    5,198
    Sopra Group SA....................................................    228   10,690
    Stef SA...........................................................     27    1,214
    STMicroelectronics NV.............................................  7,387   39,631
    STMicroelectronics NV ADR.........................................  4,375   23,450
  #*Technicolor SA....................................................    828    1,799
    Technip SA........................................................  1,267  133,004
    Teleperformance SA................................................  1,201   29,536
    Thales SA.........................................................  1,703   53,254
  #*Theolia SA........................................................    478      691
    Total SA..........................................................  7,373  339,722
    Total SA Sponsored ADR............................................  6,225  286,039
    Trigano SA........................................................  1,235   14,292
   *UbiSoft Entertainment SA..........................................  1,168    8,043
    Valeo SA..........................................................  1,860   79,687
    Vallourec SA......................................................  1,579   65,373
    Veolia Environnement SA...........................................  5,758   65,152
    Veolia Environnement SA ADR.......................................  1,059   12,051
    Viel et Compagnie SA..............................................    300      916
   #Vilmorin & Cie SA.................................................    128   14,414

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
FRANCE -- (Continued)
    Vinci SA..........................................................   2,833 $  119,970
    Virbac SA.........................................................     123     21,609
    Vivendi SA........................................................  19,525    370,299
    Zodiac Aerospace SA...............................................     356     34,716
                                                                               ----------
TOTAL FRANCE..........................................................          9,716,946
                                                                               ----------
GERMANY -- (5.0%)
   *Aareal Bank AG....................................................   1,754     28,916
    Adidas-Salomon AG.................................................   3,307    248,034
   *ADVA Optical Networking SE........................................   1,788     10,818
  #*Air Berlin P.L.C..................................................   3,958      8,854
   #Aixtron SE........................................................   1,469     19,317
    Allianz SE........................................................   4,254    422,034
    Allianz SE Sponsored ADR..........................................  10,000     99,200
   #Asian Bamboo AG...................................................     317      2,733
    Aurubis AG........................................................     920     46,922
   #Axel Springer AG..................................................     675     30,130
    Balda AG..........................................................   1,434      8,710
    BASF SE...........................................................   4,483    327,281
   #Bauer AG..........................................................      98      2,284
    Bayer AG..........................................................   2,614    198,541
   #BayWa AG..........................................................     329     12,228
    Bechtle AG........................................................     976     37,126
    Beiersdorf AG.....................................................   1,390     92,055
    Bilfinger Berger SE...............................................     773     63,362
    Biotest AG........................................................     111      5,943
    Brenntag AG.......................................................      57      6,243
    Carl Zeiss Meditec AG.............................................     420     10,139
   *Celesio AG........................................................   1,640     29,834
    Cewe Color Holding AG.............................................     374     13,518
    Comdirect Bank AG.................................................   2,270     20,289
   *Commerzbank AG.................................................... 104,125    161,361
   *Constantin Medien AG..............................................   3,713      6,688
    Continental AG....................................................   1,080     97,651
    CropEnergies AG...................................................   1,674     10,082
    CTS Eventim AG....................................................     508     14,912
   *Curanum AG........................................................   1,768      3,657
   #Delticom AG.......................................................      86      5,834
    Deutsche Bank AG (5750355)........................................  11,944    362,629
    Deutsche Bank AG (D18190898)......................................   1,215     36,863
    Deutsche Lufthansa AG.............................................   4,149     52,153
    Deutsche Post AG..................................................  17,877    320,952
    Deutsche Telekom AG...............................................  20,584    232,023
    Deutsche Telekom AG Sponsored ADR.................................   6,800     76,500
    Deutsche Wohnen AG................................................   2,658     44,272
   *Deutz AG..........................................................   1,775      6,601
   *Dialog Semiconductor P.L.C........................................     987     18,900
    Douglas Holding AG................................................     193      8,049
    Drillisch AG......................................................   2,194     20,517
    Duerr AG..........................................................     458     30,533
    E.ON AG...........................................................  13,117    279,157
    Elmos Semiconductor AG............................................   1,078      8,179
    ElreingKlinger AG.................................................     444     12,283
    Fielmann AG.......................................................     130     11,639
    Fraport AG........................................................   1,100     62,296
   #Freenet AG........................................................   2,915     42,658
   #Fresenius Medical Care AG & Co. KGaA..............................     648     46,843
    Fresenius Medical Care AG & Co. KGaA ADR..........................     800     57,624
    Fresenius SE & Co. KGaA...........................................   1,233    131,300
    Fuchs Petrolub AG.................................................     292     14,665
   *GAGFAH SA.........................................................   3,299     33,785

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
GERMANY -- (Continued)
    Gerresheimer AG...................................................  1,019 $ 47,681
   *Gesco AG..........................................................    211   16,470
    GFK SE............................................................    415   19,477
    Gildemeister AG...................................................  3,114   46,966
    Grenkeleasing AG..................................................    342   20,371
    H&R AG............................................................     95    1,431
  #*Heidelberger Druckmaschinen AG....................................  5,179    6,612
   #Heidelberger Zement AG............................................  3,032  140,490
    Henkel AG & Co. KGaA..............................................    991   58,542
   *Hochtief AG.......................................................  1,313   62,301
    Indus Holding AG..................................................    446   10,436
    Infineon Technologies AG ADR......................................  7,164   51,939
  #*IVG Immobilien AG.................................................  5,487   12,686
    Jenoptik AG.......................................................  3,400   22,934
    K+S AG............................................................  1,453   71,683
   *Kabel Deutschland Holding AG......................................  1,269   79,405
  #*Kloeckner & Co. SE................................................  2,194   19,030
    Kontron AG........................................................  4,419   21,591
    Krones AG.........................................................    310   14,475
  #*Kuka AG...........................................................    785   17,792
    KWS Saat AG.......................................................     54   14,713
    Lanxess AG........................................................  1,831  126,945
    Leoni AG..........................................................  1,292   47,851
    Linde AG..........................................................  1,089  161,968
    LPKF Laser & Electronics AG.......................................    929   14,516
    MAN SE............................................................    957   89,513
    Merck KGaA........................................................  1,135  114,151
    Metro AG..........................................................  1,648   45,318
    MLP AG............................................................    696    3,746
   *Morphosys AG......................................................  1,004   22,400
    MTU Aero Engines Holding AG.......................................    936   70,231
    Munchener Rueckversicherungs-Gesellschaft AG......................  1,880  266,382
    MVV Energie AG....................................................    114    3,086
  #*Nordex SE.........................................................    320    1,197
   *Patrizia Immobilien AG............................................  3,278   20,043
    Pfeiffer Vacuum Technology AG.....................................    214   21,088
    PNE Wind AG.......................................................  5,346    9,186
  #*Praktiker AG......................................................  1,393    2,247
    Puma SE...........................................................     94   26,315
    R Stahl AG........................................................    392   12,094
   #Rational AG.......................................................     48   10,969
    Rheinmetall AG....................................................    937   46,742
    Rhoen-Klinikum AG.................................................  3,216   69,062
    SAP AG............................................................  1,480   93,926
   #SAP AG Sponsored ADR..............................................  3,560  225,562
   #SGL Carbon SE.....................................................    966   39,084
    Siemens AG........................................................    772   65,419
    Siemens AG Sponsored ADR..........................................  4,534  383,984
  #*Sky Deutschland AG................................................  1,980    6,036
    Software AG.......................................................    597   19,413
    Stada Arzneimittel AG.............................................  2,098   66,381
   *STRATEC Biomedical AG.............................................    161    6,457
   *Suss Microtec AG..................................................  1,680   18,813
    Symrise AG........................................................  1,802   56,558
   #TAG Immobilien AG.................................................  2,061   19,838
    Takkt AG..........................................................    314    3,610
   *TUI AG............................................................  4,115   26,528
    Vossloh AG........................................................    284   25,009
    VTG AG............................................................    506    7,533
    Wacker Chemie AG..................................................    274   17,827
    Wincor Nixdorf AG.................................................    165    6,267

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
GERMANY -- (Continued)
    Wirecard AG.......................................................   1,798 $   35,490
                                                                               ----------
TOTAL GERMANY.........................................................          7,020,927
                                                                               ----------
GREECE -- (0.2%)
   *Alpha Bank A.E....................................................   3,571      5,288
   *Bank of Cyprus P.L.C..............................................  19,567      5,272
    Bank of Greece S.A................................................     135      1,738
   *Coca-Cola Hellenic Bottling Co. S.A...............................   3,277     57,419
   *Coca-Cola Hellenic Bottling Co. S.A. ADR..........................     700     11,956
   *Cyprus Popular Bank PCL...........................................   5,885        432
   *EFG Eurobank Ergasias S.A.........................................   9,716      8,034
    EYDAP Athens Water Supply & Sewage Co. S.A........................   1,035      3,582
   *Fourlis Holdings S.A..............................................     615        642
    GEK Terna S.A.....................................................   1,220      1,292
    Hellenic Petroleum S.A............................................   3,218     21,042
   *Hellenic Telecommunication Organization Co. S.A...................  10,084     24,949
    JUMBO S.A.........................................................   3,858     14,382
    Motor Oil (Hellas) Corinth Refineries S.A.........................   1,306      7,709
   *Mytilineos Holdings S.A...........................................   4,261     11,077
   *National Bank of Greece S.A.......................................  18,147     28,251
   *National Bank of Greece S.A. ADR..................................     918      1,469
    OPAP S.A..........................................................   2,782     16,717
   *Piraeus Bank S.A..................................................  28,913      7,869
    Public Power Corp. S.A............................................   1,803      4,756
   *Sidenor Steel Products Manufacturing Co. S.A......................     614        418
   *Titan Cement Co. S.A..............................................   1,093     17,452
   *TT Hellenic Postbank S.A..........................................   3,483      1,185
                                                                               ----------
TOTAL GREECE..........................................................            252,931
                                                                               ----------
HONG KONG -- (1.1%)
    AAC Technologies Holdings, Inc....................................   4,000     11,608
    Allied Properties (H.K.), Ltd.....................................  48,000      6,172
    Associated International Hotels, Ltd..............................   4,000      8,495
    BOC Hong Kong Holdings, Ltd.......................................  15,000     45,782
  #*Brightoil Petroleum Holdings, Ltd.................................  83,000     16,167
    Cathay Pacific Airways, Ltd.......................................  19,000     31,290
    Cheung Kong Holdings, Ltd.........................................   2,000     26,141
    Chow Sang Sang Holdings International, Ltd........................   5,000     10,166
    CLP Holdings, Ltd.................................................  10,000     86,414
    Dickson Concepts International, Ltd...............................   6,500      3,493
    EcoGreen Fine Chemicals Group, Ltd................................  28,000      4,586
  #*Esprit Holdings, Ltd..............................................   8,600     10,330
   *Genting Hong Kong, Ltd............................................  96,000     29,745
   #Giordano International, Ltd.......................................  14,000      9,729
    Glorious Sun Enterprises, Ltd.....................................  14,000      4,338
   *G-Resources Group, Ltd............................................ 231,000     13,480
    Hang Lung Group, Ltd..............................................  10,000     66,414
    Hang Lung Properties, Ltd.........................................  16,000     56,530
   #Hang Seng Bank, Ltd...............................................   3,600     49,898
    Harbour Centre Development, Ltd...................................   2,000      2,399
    Henderson Land Development Co., Ltd...............................   7,024     40,706
    HKR International, Ltd............................................  48,800     17,962
    Hong Kong & China Gas Co., Ltd....................................  12,100     27,931
    Hong Kong & Shanghai Hotels, Ltd..................................   6,500      8,233
    Hong Kong Aircraft Engineering Co., Ltd...........................     800     10,764
    Hongkong Chinese, Ltd.............................................  58,000      8,933
    Hopewell Holdings, Ltd............................................   2,500      7,234
    Hysan Development Co., Ltd........................................   4,000     16,817
    K Wah International Holdings, Ltd.................................  35,000     12,730
    Kerry Properties, Ltd.............................................  13,000     59,188
    Kowloon Development Co., Ltd......................................   7,000      6,815

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
HONG KONG -- (Continued)
    Li & Fung, Ltd....................................................  25,360 $   49,747
   #Luk Fook Holdings International, Ltd..............................   4,000      9,663
    Midland Holdings, Ltd.............................................  18,000      9,464
    MTR Corp..........................................................  10,051     35,154
    New World Development Co., Ltd....................................  40,986     52,064
    NWS Holdings, Ltd.................................................  16,185     24,676
    Pacific Basin Shipping, Ltd.......................................  62,000     27,183
    Paliburg Holdings, Ltd............................................  28,000      8,479
    Power Assets Holdings, Ltd........................................  10,000     78,412
    Public Financial Holdings, Ltd....................................   6,000      2,544
    Sands China, Ltd..................................................  16,000     46,831
    Shangri-La Asia, Ltd..............................................   6,000     11,782
    Shun Tak Holdings, Ltd............................................  11,000      3,812
    Singamas Container Holdings, Ltd..................................  96,000     19,872
    Sino Land Co., Ltd................................................  56,824     96,407
   *Sino-Tech International Holdings, Ltd............................. 110,000        993
    SJM Holdings, Ltd.................................................   9,000     15,958
    Sun Hung Kai & Co., Ltd...........................................   4,000      1,924
    Sustainable Forest Holdings, Ltd.................................. 232,500      4,767
    Techtronic Industries Co., Ltd....................................  32,000     43,044
    Television Broadcasts, Ltd........................................   2,000     14,268
    Tongda Group Holdings, Ltd........................................ 270,000      9,864
    Transport International Holdings, Ltd.............................  12,000     23,399
   *Trinity, Ltd......................................................  12,000      7,812
    Victory City International Holdings, Ltd..........................  41,042      3,951
    Vitasoy International Holdings, Ltd...............................  10,000      8,867
    VST Holdings, Ltd.................................................  62,000      9,615
    VTech Holdings, Ltd...............................................   1,400     16,393
    Wharf Holdings, Ltd...............................................  14,000     80,262
    Wheelock & Co., Ltd...............................................  15,000     58,434
   #Wynn Macau, Ltd...................................................   4,800     10,172
   #Xinyi Glass Holdings, Ltd.........................................  34,000     17,082
    Yue Yuen Industrial Holdings, Ltd.................................  10,500     31,634
                                                                               ----------
TOTAL HONG KONG.......................................................          1,545,019
                                                                               ----------
IRELAND -- (0.2%)
   *Anglo Irish Bank Corp. P.L.C......................................   5,570         --
    C&C Group P.L.C. (B010DT8)........................................   1,711      7,466
    C&C Group P.L.C. (B011Y09)........................................     962      4,221
    CRH P.L.C.........................................................   4,953     90,684
    CRH P.L.C. Sponsored ADR..........................................     372      6,800
    DCC P.L.C. (0242493)..............................................     432     10,707
    DCC P.L.C. (4189477)..............................................   1,578     39,198
    Dragon Oil P.L.C..................................................   5,185     46,410
    FBD Holdings P.L.C................................................   1,875     18,157
    Glanbia P.L.C.....................................................   4,032     30,257
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................  87,494     10,840
    Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)..      30        168
    Grafton Group P.L.C...............................................   5,495     18,761
   *Independent News & Media P.L.C....................................     730        184
   *Kenmare Resources P.L.C...........................................     953        572
    Paddy Power P.L.C.................................................     456     30,739
    Smurfit Kappa Group P.L.C.........................................   3,302     24,563
    United Drug P.L.C.................................................   1,895      4,896
                                                                               ----------
TOTAL IRELAND.........................................................            344,623
                                                                               ----------
ISRAEL -- (0.2%)
    Azrieli Group, Ltd................................................     822     17,554
   *Ceragon Networks, Ltd.............................................   1,170      9,617
    Clal Industries & Investments, Ltd................................   2,565      7,135
    Clal Insurance Enterprises Holdings, Ltd..........................     670      5,677

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
ISRAEL -- (Continued)
    Elbit Systems, Ltd................................................     533 $ 17,234
   *EZchip Semiconductor, Ltd.........................................     325   11,840
   *First International Bank of Israel, Ltd...........................     123    1,189
    Frutarom Industries, Ltd..........................................   1,280   11,416
   *Given Imaging, Ltd................................................     902   12,793
   *Harel Insurance Investments & Finances, Ltd.......................     384    9,285
    Hot Telecommunications Systems, Ltd...............................     651    5,164
    Israel Chemicals, Ltd.............................................   4,642   54,953
   *Israel Discount Bank, Ltd. Series A...............................   2,038    1,901
   *Mellanox Technologies, Ltd........................................   1,147  122,964
    Migdal Insurance & Financial Holding, Ltd.........................   6,903    6,373
   *Nitsba Holdings (1995), Ltd.......................................     720    4,769
   *Oil Refineries, Ltd...............................................  30,902   14,207
    Osem Investments, Ltd.............................................   1,359   16,890
    Paz Oil Co., Ltd..................................................      79    8,249
   *Retalix, Ltd......................................................     659   13,811
   *Strauss Group, Ltd................................................   1,238   11,069
                                                                               --------
TOTAL ISRAEL..........................................................          364,090
                                                                               --------
ITALY -- (1.9%)
   #A2A SpA...........................................................  14,901    6,230
    ACEA SpA..........................................................     926    4,944
    Alerion Cleanpower SpA............................................   2,085    8,706
    Amplifon SpA......................................................   7,609   28,263
    Ansaldo STS SpA...................................................   3,195   24,448
   *Arnoldo Mondadori Editore SpA.....................................   3,462    3,882
   #Assicurazioni Generali SpA........................................  17,851  223,605
    Astaldi SpA.......................................................   2,155   12,520
    Atlantia SpA......................................................   4,137   54,317
    Autogrill SpA.....................................................   1,407   11,357
    Azimut Holding SpA................................................   3,472   33,089
  #*Banca Monte Dei Paschi di Siena SpA...............................  85,039   18,791
    Banca Piccolo Credito Valtellinese Scarl..........................   5,966    7,793
    Banca Popolare dell'Emilia Romagna Scarl..........................   4,130   17,951
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................   5,434    6,475
  #*Banca Popolare di Milano Scarl....................................  36,030   16,495
    Banca Popolare di Sondrio Scarl...................................   5,177   28,476
   *Banco Popolare Scarl..............................................   2,213    2,577
   #BasicNet SpA......................................................   3,053    7,462
    C.I.R. SpA - Compagnie Industriali Riunite........................  12,797   12,875
    Credito Emiliano SpA..............................................   1,297    4,389
    De Longhi SpA.....................................................   4,371   48,243
   #DiaSorin SpA......................................................     691   18,918
    Enel SpA..........................................................  62,616  178,817
    Eni SpA...........................................................  21,274  438,677
    Eni SpA Sponsored ADR.............................................     600   24,744
    ERG SpA...........................................................     971    6,809
    Esprinet SpA......................................................   1,834    7,029
    Falck Renewables SpA..............................................   2,083    2,249
    Fiat Industrial SpA...............................................   5,316   52,083
   *Fiat SpA..........................................................   5,849   28,663
  #*Finmeccanica SpA..................................................  10,748   39,271
   *Gemina SpA........................................................   6,656    5,128
   #Geox SpA..........................................................     707    1,626
    Gruppo Editoriale L'Espresso SpA..................................   2,471    1,933
    Hera SpA..........................................................   4,615    5,643
    Immsi SpA.........................................................  13,995    7,655
    Impregilo SpA.....................................................   2,167    8,158
    Interpump Group SpA...............................................   2,221   15,338
    Intesa Sanpaolo SpA............................................... 132,109  166,995
    Iren SpA..........................................................   3,033    1,066

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
ITALY -- (Continued)
   #Italcementi SpA...................................................   3,075 $   12,633
   *Italmobiliare SpA.................................................     111      1,473
   *KME Group SpA.....................................................   9,436      3,528
    Lottomatica Group SpA.............................................   1,126     22,054
   #Mediaset SpA......................................................   9,368     16,328
   *Milano Assicurazioni SpA..........................................   5,077      1,680
    #Piaggio & C. SpA.................................................   7,738     18,518
    #Pirelli & C. SpA.................................................   5,139     51,897
  #*Prelios SpA.......................................................   2,203        269
   *Premafin Finanziaria SpA..........................................   6,626      1,313
    Prysmian SpA......................................................   1,451     23,241
    Recordati SpA.....................................................   2,408     16,247
   *Reno de Medici SpA................................................  17,900      2,434
   *Safilo Group SpA..................................................   1,166      7,482
    Saipem SpA........................................................   3,018    138,703
   *Saras SpA.........................................................  11,148     12,231
    Snam SpA..........................................................  17,646     70,934
   *Societa Cattolica di Assicurazioni Scrl...........................   1,051     12,769
    Societa Iniziative Autostradali e Servizi SpA.....................   3,086     20,814
   #Sogefi SpA........................................................   5,901     13,921
   *Sorin SpA.........................................................   5,946     12,433
    Telecom Italia SpA................................................ 114,064     92,851
    Telecom Italia SpA Sponsored ADR..................................   6,420     52,130
    Tenaris SA........................................................   1,995     38,688
    Tenaris SA ADR....................................................   2,200     84,216
    Terna Rete Elettrica Nazionale SpA................................  12,948     43,211
    Tod's SpA.........................................................     420     38,535
   *UniCredit SpA.....................................................  63,282    214,409
    Unione di Banche Italiane ScpA....................................   8,864     25,672
  #*Unipol Gruppo Finanziario SpA.....................................   1,177      2,915
    Vittoria Assicurazioni SpA........................................   2,148     11,226
   *Yoox SpA..........................................................   2,170     28,813
                                                                               ----------
TOTAL ITALY...........................................................          2,687,258
                                                                               ----------
JAPAN -- (20.3%)
    77 Bank, Ltd. (The)...............................................   5,000     18,819
    Accordia Golf Co., Ltd............................................      37     24,230
    Adeka Corp........................................................   4,200     35,364
    Advan Co., Ltd....................................................     500      5,276
    Advantest Corp....................................................   1,800     22,841
    Advantest Corp. ADR...............................................     500      6,330
   #Aeon Co., Ltd.....................................................   9,000    108,366
    Aica Kogyo Co., Ltd...............................................   2,900     44,761
    Aichi Bank, Ltd. (The)............................................     300     14,856
    Aichi Steel Corp..................................................   2,000      7,575
    Aida Engineering, Ltd.............................................   4,900     29,094
    Air Water, Inc....................................................   4,000     48,109
    Aisin Seiki Co., Ltd..............................................   1,600     48,636
    Ajinomoto Co., Inc................................................   4,000     56,659
   #Akebono Brake Industry Co., Ltd...................................   4,000     17,467
    Akita Bank, Ltd. (The)............................................   3,000      8,196
    Alfresa Holdings Corp.............................................   1,300     69,105
    All Nippon Airways Co., Ltd.......................................   5,000     11,550
    Alpine Electronics, Inc...........................................   2,300     24,142
    Alps Electric Co., Ltd............................................   3,200     19,057
    Amada Co., Ltd....................................................   6,000     31,552
    Amano Corp........................................................   3,100     24,840
    Anritsu Corp......................................................   2,000     24,719
    AOI Electronic Co., Ltd...........................................     200      2,812
    Aomori Bank, Ltd. (The)...........................................   6,000     18,118
    Arakawa Chemical Industries, Ltd..................................     300      2,483

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Arc Land Sakamoto Co., Ltd........................................    900 $ 13,531
    Arcs Co., Ltd.....................................................  2,023   44,428
    Arnest One Corp...................................................  2,000   27,350
    Asahi Diamond Industrial Co., Ltd.................................  1,000   11,509
    Asahi Glass Co., Ltd.............................................. 19,000  111,547
    Asahi Group Holdings, Ltd.........................................  4,300   96,524
    Asahi Kasei Corp.................................................. 25,000  132,503
    Asatsu-DK, Inc....................................................    300    8,573
    Asics Corp........................................................  4,300   50,330
    Astellas Pharma, Inc..............................................  4,800  228,027
   #Atom Corp.........................................................  3,800   17,611
    Autobacs Seven Co., Ltd...........................................    400   19,688
    Avex Group Holdings, Inc..........................................  2,300   34,833
    Azbil Corp........................................................  2,200   44,499
    Bank of Iwate, Ltd. (The).........................................    300   12,607
    Bank of Okinawa, Ltd. (The).......................................    300   12,686
    Bank of Saga, Ltd. (The)..........................................  8,000   18,832
    Bank of the Ryukyus, Ltd..........................................  1,800   22,034
    Benesse Holdings, Inc.............................................    500   23,600
  #*Bic Camera, Inc...................................................     60   31,939
    Bridgestone Corp..................................................  5,500  123,882
    Brother Industries, Ltd...........................................  2,300   21,247
   *Bunka Shutter Co., Ltd............................................  6,000   26,815
    Calsonic Kansei Corp..............................................  4,000   19,491
    Canon Electronics, Inc............................................    400    8,303
    Canon Marketing Japan, Inc........................................  3,600   48,472
    Canon, Inc........................................................    200    6,679
    Canon, Inc. Sponsored ADR.........................................  8,300  277,635
   #Casio Computer Co., Ltd...........................................  9,200   60,471
    Cawachi, Ltd......................................................    500   10,086
    Central Glass Co., Ltd............................................  7,000   25,881
    Century Tokyo Leasing Corp........................................  2,300   39,876
    Chiyoda Corp......................................................  3,000   38,963
    Chubu Electric Power Co., Ltd.....................................  6,400   68,270
    Chubu Shiryo Co., Ltd.............................................  1,000    6,430
   #Chugai Pharmaceutical Co., Ltd....................................  1,800   34,616
    Chugoku Electric Power Co., Ltd. (The)............................  2,800   35,689
    Chugoku Marine Paints, Ltd........................................  2,000    9,770
    Chukyo Bank, Ltd. (The)...........................................  8,000   17,209
    Chuo Mitsui Trust Holdings, Inc................................... 11,000   31,419
    Chuo Spring Co., Ltd..............................................  1,000    3,491
    Citizen Holdings Co., Ltd.........................................  9,500   52,486
    CKD Corp..........................................................    700    4,378
    Cleanup Corp......................................................    600    3,736
    CMK Corp..........................................................  2,600    9,130
    Coca-Cola West Co., Ltd...........................................  2,100   35,939
    Cocokara fine, Inc................................................    400   13,572
    COMSYS Holdings Corp..............................................  1,600   19,942
    Cosel Co., Ltd....................................................    600    7,909
    Cosmo Oil Co., Ltd................................................ 25,000   54,520
    Dai Nippon Printing Co., Ltd...................................... 14,000  106,408
    Daibiru Corp......................................................  1,100    7,681
    Daicel Corp....................................................... 10,000   59,851
    Daido Steel Co., Ltd..............................................  6,000   33,851
    Daidoh, Ltd.......................................................    500    3,408
  #*Daiei, Inc. (The).................................................  1,350    3,112
    Daifuku Co., Ltd..................................................  1,500    8,945
    Daihatsu Motor Co., Ltd...........................................  2,000   33,424
    Daihen Corp.......................................................  2,000    6,168
    Dai-ichi Life Insurance Co., Ltd. (The)...........................      4    4,193
    Daiichi Sankyo Co., Ltd...........................................  5,700   93,804

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Daikin Industries, Ltd............................................  2,600 $ 70,633
    Daikyo, Inc....................................................... 12,000   30,034
    Dainippon Screen Manufacturing Co., Ltd...........................  5,000   33,400
    Dainippon Sumitomo Pharma Co., Ltd................................  4,900   54,116
    Daio Paper Corp...................................................  1,000    6,029
    Daisan Bank, Ltd. (The)...........................................  2,000    3,637
    Daiseki Co., Ltd..................................................  1,100   18,405
    Daito Trust Construction Co., Ltd.................................    900   86,490
    Daiwa House Industry Co., Ltd..................................... 12,000  170,479
    Daiwa Securities Group, Inc....................................... 19,000   70,814
    Daiwabo Holdings Co., Ltd.........................................  8,000   14,337
    DCM Holdings Co., Ltd.............................................  1,300    9,018
    Denki Kagaku Kogyo K.K............................................ 20,000   65,855
    Denso Corp........................................................  4,200  133,812
    Dentsu, Inc.......................................................  1,400   37,164
    DIC Corp.......................................................... 14,000   24,084
   #Disco Corp........................................................    300   15,757
    Doutor Nichires Holdings Co., Ltd.................................  1,900   23,743
    Dowa Holdings Co., Ltd............................................ 10,000   61,326
    Duskin Co., Ltd...................................................  1,300   25,634
    eAccess, Ltd......................................................     49    8,946
    East Japan Railway Co.............................................  2,600  166,314
   *Ebara Corp........................................................ 18,000   67,630
   #Edion Corp........................................................  1,300    6,263
    Ehime Bank, Ltd. (The)............................................  8,000   21,603
    Eighteenth Bank, Ltd. (The).......................................  3,000    7,556
    Eizo Nanao Corp...................................................  1,100   21,353
    Electric Power Development Co., Ltd...............................  1,700   39,988
    ESPEC Corp........................................................    700    6,422
    Exedy Corp........................................................  1,300   25,916
    Ezaki Glico Co., Ltd..............................................  1,000   11,531
    FALCO SD HOLDINGS Co., Ltd........................................    200    2,396
    FamilyMart Co., Ltd...............................................    400   18,929
    Fancl Corp........................................................  1,500   18,265
    FANUC Corp........................................................  1,500  231,583
    Fast Retailing Co., Ltd...........................................    300   61,612
    FCC Co., Ltd......................................................  2,100   32,405
    FIDEA Holdings Co., Ltd...........................................  5,200   10,017
    FP Corp...........................................................    500   34,746
    Fuji Co., Ltd.....................................................  1,000   22,518
    Fuji Corp, Ltd....................................................  1,100    5,829
    Fuji Electric Co., Ltd............................................ 22,000   48,508
    Fuji Heavy Industries, Ltd........................................  9,000   66,712
    Fuji Media Holdings, Inc..........................................      7   11,909
    Fuji Oil Co., Ltd.................................................  1,100   13,870
    Fuji Seal International, Inc......................................  1,300   24,389
   #Fuji Soft, Inc....................................................    600    9,288
    FUJIFILM Holdings Corp............................................  5,400   96,445
    Fujikura, Ltd..................................................... 11,000   32,967
    Fujimi, Inc.......................................................    400    5,637
    Fujitec Co., Ltd..................................................  6,000   36,162
   *Fujitsu, Ltd...................................................... 27,000  105,922
    FuKoKu Co., Ltd...................................................    200    1,862
    Fukui Bank, Ltd. (The)............................................  3,000    6,643
    Fukuoka Financial Group, Inc...................................... 13,000   47,407
   *Furukawa Electric Co., Ltd........................................ 11,000   22,803
   *Futaba Industrial Co., Ltd........................................    500    2,331
    Fuyo General Lease Co., Ltd.......................................    400   12,969
    Glory, Ltd........................................................  1,500   31,039
    Godo Steel, Ltd...................................................  8,000   15,388
    Goldcrest Co., Ltd................................................  1,060   16,319

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
   #GS Yuasa Corp.....................................................  5,000 $ 19,806
    Gunma Bank, Ltd. (The)............................................  4,000   19,447
    Gunze, Ltd........................................................  7,000   18,437
    H.I.S. Co., Ltd...................................................    700   24,172
    H2O Retailing Corp................................................  3,000   30,813
    Hachijuni Bank, Ltd. (The)........................................  6,000   31,836
    Hakuhodo DY Holdings, Inc.........................................    620   40,829
    Hamamatsu Photonics K.K...........................................    200    6,988
    Hankyu Hanshin Holdings, Inc...................................... 13,000   69,624
    Hanwa Co., Ltd....................................................  3,000   10,706
    Harashin Narus Holdings Co., Ltd..................................    400    7,068
   *Haseko Corp....................................................... 34,000   23,289
    Heiwa Corp........................................................    500    9,034
    Heiwa Real Estate Co., Ltd........................................ 10,500   24,477
    Heiwado Co., Ltd..................................................    700   10,085
    Hibiya Engineering, Ltd...........................................    800    8,941
    Hino Motors, Ltd..................................................  2,000   13,821
   *Hitachi Cable, Ltd................................................  3,000    5,139
   *Hitachi Chemical Co., Ltd.........................................  3,300   50,126
   #Hitachi Construction Machinery Co., Ltd...........................  1,700   30,388
    Hitachi High-Technologies Corp....................................  2,100   52,269
    Hitachi Koki Co., Ltd.............................................    800    5,943
    Hitachi Kokusai Electric, Inc.....................................  2,000   13,148
   #Hitachi Metals, Ltd...............................................  3,000   32,835
    Hitachi Tool Engineering, Ltd.....................................    600    6,528
    Hitachi Transport System, Ltd.....................................  1,100   20,177
    Hitachi Zosen Corp................................................ 22,500   27,431
    Hitachi, Ltd......................................................  6,000   35,373
    Hitachi, Ltd. ADR.................................................  3,100  182,435
    Hokkaido Electric Power Co., Inc..................................  3,500   32,155
    Hokuetsu Bank, Ltd. (The)......................................... 16,000   30,491
    Hokuetsu Kishu Paper Co., Ltd.....................................  4,500   20,690
    Hokuhoku Financial Group, Inc..................................... 11,000   15,951
    Hokuriku Electric Power Co., Inc..................................  1,600   16,272
    Hokuto Corp.......................................................    700   13,694
    Honda Motor Co., Ltd.............................................. 10,300  327,440
    Honda Motor Co., Ltd. Sponsored ADR...............................  8,100  255,150
    Horiba, Ltd.......................................................  1,300   45,889
    Hoshizaki Electric Co., Ltd.......................................    600   15,406
    Hosiden Corp......................................................    800    4,691
    House Foods Corp..................................................  2,300   38,355
    Hoya Corp.........................................................  1,400   31,053
   *Hulic Co., Ltd....................................................  7,800   40,834
    Hyakugo Bank, Ltd. (The)..........................................  6,000   25,119
   *Ibiden Co., Ltd...................................................  2,300   37,278
    Idemitsu Kosan Co., Ltd...........................................    700   58,635
    IHI Corp.......................................................... 13,000   27,667
    Iino Kaiun Kaisha, Ltd............................................  6,200   25,638
    Imperial Hotel, Ltd...............................................    200    6,271
    Inaba Seisakusho Co., Ltd.........................................    600    7,675
    Inabata & Co., Ltd................................................  1,200    7,372
    Inageya Co., Ltd..................................................  2,000   23,909
    Ines Corp.........................................................    500    3,009
    Inpex Corp........................................................     40  222,254
    Iseki & Co., Ltd..................................................  6,000   15,607
    Isetan Mitsukoshi Holdings, Ltd...................................  3,340   35,163
    Isuzu Motors, Ltd................................................. 12,000   61,177
    Ito En, Ltd.......................................................    600   11,395
    ITOCHU Corp....................................................... 13,400  138,714
    Itoham Foods, Inc.................................................  2,000    8,348
    Iwatani Corp......................................................  9,000   33,953

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Izumi Co., Ltd....................................................    700 $ 14,085
    Izumiya Co., Ltd..................................................  4,000   19,888
    J. Front Retailing Co., Ltd.......................................  9,000   44,593
    Japan Airport Terminal Co., Ltd...................................    700    7,978
    Japan Aviation Electronics Industry, Ltd..........................  2,000   16,362
    Japan Steel Works, Ltd. (The).....................................  7,000   38,077
    Japan Tobacco, Inc................................................  2,200   69,112
    Japan Wool Textile Co., Ltd. (The)................................  1,000    6,725
    JFE Holdings, Inc.................................................  5,200   68,163
    JGC Corp..........................................................  3,000   91,689
   #Joshin Denki Co., Ltd.............................................  2,000   22,778
    JSR Corp..........................................................  2,800   49,286
    JTEKT Corp........................................................  4,100   35,993
    Jupiter Telecommunications Co., Ltd...............................     19   18,963
    Juroku Bank, Ltd..................................................  8,000   26,151
    JVC Kenwood Holdings, Inc.........................................  3,820   11,657
    JX Holdings, Inc.................................................. 33,220  159,683
   #Kadokawa Group Holdings, Inc......................................  1,200   33,820
    Kagome Co., Ltd...................................................  1,500   33,310
    Kagoshima Bank, Ltd. (The)........................................  2,000   12,025
    Kajima Corp....................................................... 22,403   64,075
    Kakaku.com, Inc...................................................  1,000   31,820
    Kaken Pharmaceutical Co., Ltd.....................................  1,000   14,180
    Kamei Corp........................................................  2,000   18,634
    Kaneka Corp....................................................... 12,000   61,717
   *Kanematsu Corp.................................................... 16,000   18,828
    Kansai Electric Power Co., Inc....................................  8,400   63,016
    Kansai Paint Co., Ltd.............................................  7,000   73,066
    Kao Corp..........................................................  3,900  105,403
   *Katakura Industries Co., Ltd......................................  1,200    9,968
    Kato Sangyo Co., Ltd..............................................    900   16,976
    Kawasaki Heavy Industries, Ltd.................................... 14,000   33,243
  #*Kawasaki Kisen Kaisha, Ltd........................................ 13,000   19,687
    KDDI Corp.........................................................     36  247,867
    Keihin Corp.......................................................    600    8,026
   *Kenedix, Inc......................................................     64    8,403
    Kewpie Corp.......................................................  3,500   51,739
    Kikkoman Corp.....................................................  4,000   50,196
    Kinden Corp.......................................................  2,000   13,448
    Kintetsu Corp..................................................... 20,000   79,373
    Kirin Holdings Co., Ltd...........................................  8,000   90,744
    Kitz Corp.........................................................  7,500   29,793
    Kiyo Holdings, Inc................................................ 10,000   14,009
    Koa Corp..........................................................    900    8,001
    Kobayashi Pharmaceutical Co., Ltd.................................    600   31,287
    Kobe Steel, Ltd................................................... 73,000   68,244
   #Kohnan Shoji Co., Ltd.............................................  1,900   22,660
    Koito Manufacturing Co., Ltd......................................  1,000   12,630
    Kokuyo Co., Ltd...................................................  1,500   11,146
    Komatsu, Ltd......................................................  9,800  217,406
    Komori Corp.......................................................    900    5,400
    Konica Minolta Holdings, Inc...................................... 14,000   98,717
    Konishi Co., Ltd..................................................    300    4,200
    Kose Corp.........................................................  1,300   30,449
    K's Holdings Corp.................................................  1,419   46,207
    Kubota Corp.......................................................  8,000   75,634
    Kubota Corp. Sponsored ADR........................................  1,000   47,120
    Kurabo Industries, Ltd............................................ 13,000   22,163
    Kuraray Co., Ltd..................................................  4,200   49,159
    Kureha Corp.......................................................  2,000    8,170
    Kurita Water Industries, Ltd......................................  1,900   42,736

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Kuroda Electric Co., Ltd..........................................     300 $  3,503
   #KYB Co., Ltd......................................................   3,000   12,768
    Kyocera Corp......................................................     700   55,386
    Kyocera Corp. Sponsored ADR.......................................   1,000   79,820
   #Kyokuyo Co., Ltd..................................................   2,000    4,792
    KYORIN Holdings, Inc..............................................   2,000   43,589
    Kyowa Exeo Corp...................................................   2,000   20,525
    Kyowa Hakko Kirin Co., Ltd........................................   4,000   44,491
    Kyushu Electric Power Co., Inc....................................   3,300   25,772
    Lawson, Inc.......................................................     500   35,913
    LEC, Inc..........................................................     400    5,149
   *Leopalace21 Corp..................................................   2,100    7,026
    Life Corp.........................................................   1,400   26,340
    Lintec Corp.......................................................   1,100   19,934
    Lion Corp.........................................................   5,000   27,704
    LIXIL Group Corp..................................................   6,200  129,576
    M3, Inc...........................................................       8   41,565
    Mabuchi Motor Co., Ltd............................................     500   19,390
    Maeda Corp........................................................   7,000   33,488
    Maeda Road Construction Co., Ltd..................................   1,000   13,300
    Maezawa Kasei Industries Co., Ltd.................................     400    4,417
    Makino Milling Machine Co., Ltd...................................   7,000   35,590
    Makita Corp.......................................................   1,200   40,098
    Mandom Corp.......................................................   1,000   25,591
    Mars Engineering Corp.............................................     300    6,813
    Marubeni Corp.....................................................  14,000   93,387
    Marubun Corp......................................................     800    3,504
    Marudai Food Co., Ltd.............................................   1,000    3,762
    Maruha Nichiro Holdings, Inc......................................   6,000    8,940
    Marui Group Co., Ltd..............................................   4,600   33,621
    Marusan Securities Co., Ltd.......................................   3,900   12,826
    Max Co., Ltd......................................................   2,000   22,451
   *Mazda Motor Corp..................................................  95,000  113,935
    Medipal Holdings Corp.............................................   2,000   28,769
    Megmilk Snow Brand Co., Ltd.......................................   2,100   35,536
    Meidensha Corp....................................................   4,000   14,653
    Meiji Holdings Co., Ltd...........................................     300   13,699
    Meitec Corp.......................................................     300    6,426
    Michinoku Bank, Ltd. (The)........................................   3,000    5,945
    Minato Bank, Ltd. (The)...........................................   8,000   14,452
    Minebea Co., Ltd..................................................  10,000   34,937
    Miraca Holdings, Inc..............................................     600   25,497
    Misumi Group, Inc.................................................     600   14,534
    Mitsubishi Chemical Holdings Corp.................................  35,500  149,812
    Mitsubishi Corp...................................................  11,180  221,238
    Mitsubishi Electric Corp..........................................  22,000  174,335
    Mitsubishi Estate Co., Ltd........................................  10,000  179,106
    Mitsubishi Gas Chemical Co., Inc..................................   9,369   53,724
    Mitsubishi Heavy Industries, Ltd..................................  40,000  161,510
    Mitsubishi Logistics Corp.........................................   3,000   31,680
    Mitsubishi Materials Corp.........................................  30,000   82,692
   *Mitsubishi Motors Corp............................................  29,000   27,651
   *Mitsubishi Paper Mills, Ltd.......................................  11,000    9,226
    Mitsubishi Pencil Co., Ltd........................................     600   10,249
    Mitsubishi Steel Manufacturing Co., Ltd...........................   3,000    6,318
    Mitsubishi Tanabe Pharma Corp.....................................   6,200   94,624
    Mitsubishi UFJ Financial Group, Inc............................... 108,800  527,575
    Mitsubishi UFJ Financial Group, Inc. ADR..........................  25,043  121,709
    Mitsui & Co., Ltd.................................................   1,900   28,057
    Mitsui & Co., Ltd. Sponsored ADR..................................     473  139,062
    Mitsui Chemicals, Inc.............................................  36,000   80,683

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Mitsui Engineering & Shipbuilding Co., Ltd........................  21,000 $ 26,337
    Mitsui Fudosan Co., Ltd...........................................   7,000  134,871
    Mitsui Home Co., Ltd..............................................   3,000   16,444
   *Mitsui Mining & Smelting Co., Ltd.................................  14,000   28,849
    Mitsui O.S.K. Lines, Ltd..........................................  26,000   78,467
    Mitsui-Soko Co., Ltd..............................................   8,000   27,181
   *Mitsumi Electric Co., Ltd.........................................   2,400   15,424
    Miura Co., Ltd....................................................     400   10,081
    Miyazaki Bank, Ltd. (The).........................................   7,000   17,388
    Mizuho Financial Group, Inc....................................... 221,040  364,043
   #Mizuho Financial Group, Inc. ADR..................................  11,600   39,324
    Mizuno Corp.......................................................   6,000   31,114
    Mochida Pharmaceutical Co., Ltd...................................   2,000   23,921
    Mori Seiki Co., Ltd...............................................   1,900   13,907
    Morinaga & Co., Ltd...............................................  11,000   25,248
    Morinaga Milk Industry Co., Ltd...................................   4,000   14,521
    Mory Industries, Inc..............................................   2,000    5,948
    MOS Food Services, Inc............................................     700   14,025
    MS&AD Insurance Group Holdings, Inc...............................   6,752  109,197
    Murata Manufacturing Co., Ltd.....................................   1,700   84,632
    Musashi Seimitsu Industry Co., Ltd................................     300    5,142
    Nabtesco Corp.....................................................   1,000   21,822
    Nachi-Fujikoshi Corp..............................................   9,000   29,005
    Nagase & Co., Ltd.................................................   2,000   23,029
    Nakamuraya Co., Ltd...............................................   1,000    4,873
    Namco Bandai Holdings, Inc........................................   4,300   61,755
    Nankai Electric Railway Co., Ltd..................................  11,000   48,784
    Nanto Bank, Ltd. (The)............................................   3,000   12,677
    Natori Co., Ltd...................................................     500    5,451
  #*NEC Corp..........................................................  79,000  105,241
    Net One Systems Co., Ltd..........................................   3,200   45,357
    NGK Insulators, Ltd...............................................   3,000   34,431
    NGK Spark Plug Co., Ltd...........................................   3,000   34,730
    NHK Spring Co., Ltd...............................................   3,000   31,428
    Nichia Steel Works, Ltd...........................................   1,000    2,565
    Nichias Corp......................................................   4,000   19,991
    Nichicon Corp.....................................................   1,300   10,540
    Nichii Gakkan Co..................................................   3,100   28,925
    Nichirei Corp.....................................................   7,000   35,501
    Nidec Corp........................................................     400   31,495
    Nidec Corp. ADR...................................................   2,800   54,768
    Nifco, Inc........................................................     500   11,107
    Nihon Kohden Corp.................................................     700   22,750
    Nihon Parkerizing Co., Ltd........................................   1,000   14,041
    Nihon Unisys, Ltd.................................................   2,600   17,320
    Nihon Yamamura Glass Co., Ltd.....................................   3,000    6,567
    Nikkiso Co., Ltd..................................................   3,000   34,214
    Nikon Corp........................................................   2,400   66,275
    Nippo Corp........................................................   3,000   35,754
    Nippon Ceramic Co., Ltd...........................................     400    5,649
   *Nippon Chemi-Con Corp.............................................   6,000   13,393
    Nippon Coke & Engineering Co., Ltd................................   3,500    4,243
    Nippon Denko Co., Ltd.............................................   2,000    6,276
    Nippon Electric Glass Co., Ltd....................................   4,000   21,057
    Nippon Flour Mills Co., Ltd.......................................   2,000    8,797
    Nippon Kayaku Co., Ltd............................................   4,000   38,502
    Nippon Konpo Unyu Soko Co., Ltd...................................   1,000   11,935
    Nippon Light Metal Co., Ltd.......................................  33,000   35,864
    Nippon Meat Packers, Inc..........................................   3,000   39,201
    Nippon Paint Co., Ltd.............................................   6,000   49,426
   #Nippon Paper Group, Inc...........................................   4,900   61,973

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Nippon Seiki Co., Ltd.............................................  1,000 $  9,809
   *Nippon Sheet Glass Co., Ltd....................................... 27,800   25,646
    Nippon Shinyaku Co., Ltd..........................................  1,000   12,273
    Nippon Shokubai Co., Ltd..........................................  5,000   60,828
    Nippon Signal Co., Ltd............................................  2,700   17,124
    Nippon Soda Co., Ltd..............................................  8,000   33,023
    Nippon Steel Corp................................................. 88,000  175,596
   #Nippon Suisan Kaisha, Ltd.........................................  2,700    6,222
    Nippon Telegraph & Telephone Corp.................................  1,700   78,913
    Nippon Telegraph & Telephone Corp. ADR............................  6,000  139,080
    Nippon Television Network Corp....................................    180   27,554
    Nippon Thompson Co., Ltd..........................................  3,000   12,891
    Nippon Valqua Industries, Ltd.....................................  3,000    8,220
   *Nippon Yakin Kogyo Co., Ltd.......................................  2,000    2,048
    Nippon Yusen K.K.................................................. 32,405   71,705
    Nishimatsu Construction Co., Ltd.................................. 13,000   22,435
    Nishimatsuya Chain Co., Ltd.......................................  2,600   22,116
    Nissan Chemical Industries, Ltd...................................  5,700   59,789
    Nissan Motor Co., Ltd............................................. 18,000  169,240
    Nissan Shatai Co., Ltd............................................  1,000   10,949
  #*Nissha Printing Co., Ltd..........................................    500    5,048
    Nisshin Oillio Group, Ltd. (The)..................................  2,000    7,904
    Nisshin Seifun Group, Inc.........................................  5,500   65,494
    Nisshin Steel Co., Ltd............................................ 37,000   40,712
    Nisshinbo Holdings, Inc...........................................  5,000   32,730
    Nissin Foods Holdings Co., Ltd....................................    900   34,386
    Nissin Kogyo Co., Ltd.............................................    700    9,289
    Nitta Corp........................................................    800   12,264
    Nitto Boseki Co., Ltd.............................................  8,000   23,552
    Nitto Denko Corp..................................................  2,400  103,112
    Nitto Kogyo Corp..................................................    700   12,570
    NKSJ Holdings, Inc................................................  1,500   28,592
    NOF Corp..........................................................  2,000    9,643
    NOK Corp..........................................................  2,100   40,157
    Nomura Holdings, Inc.............................................. 26,400   92,442
    Nomura Holdings, Inc. ADR......................................... 14,000   48,720
    Nomura Real Estate Holdings, Inc..................................    900   16,621
    Noritz Corp.......................................................    500    8,624
    NSK, Ltd..........................................................  3,000   18,125
   *NTN Corp.......................................................... 14,000   37,550
    NTT Data Corp.....................................................      8   24,164
    NTT DOCOMO, Inc...................................................     75  125,368
   #NTT DOCOMO, Inc. Sponsored ADR....................................  4,886   81,596
    Obayashi Corp..................................................... 15,000   68,094
    Ohara, Inc........................................................    300    2,625
    Oiles Corp........................................................  1,500   29,006
    Oita Bank, Ltd. (The).............................................  2,000    6,337
    OJI Paper Co., Ltd................................................ 23,000   76,597
   *Oki Electric Industry Co., Ltd.................................... 12,000   18,770
    Okinawa Electric Power Co., Ltd...................................    200    5,428
    OKUMA Corp........................................................  2,000   11,929
    Okumura Corp......................................................  7,000   23,947
    Okura Industrial Co., Ltd.........................................  2,000    4,525
   *Olympus Corp......................................................  2,500   46,818
    Omron Corp........................................................  3,500   69,693
    Osaka Gas Co., Ltd................................................ 26,000  106,529
  #*Osaka Securities Exchange Co., Ltd................................      2   11,815
   #Osaka Titanium Technologies Co., Ltd..............................    200    5,881
    Osaki Electric Co., Ltd...........................................  1,000    7,644
    OSG Corp..........................................................  1,100   14,921
   *Otsuka Holdings Co., Ltd..........................................  1,700   51,766

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Pacific Metals Co., Ltd...........................................  7,000 $ 24,846
    PanaHome Corp.....................................................  5,000   30,608
    Panasonic Corp.................................................... 12,300   85,133
    Panasonic Corp. Sponsored ADR..................................... 24,160  167,187
    Panasonic Information Systems Co., Ltd............................    300    7,331
   #Parco Co., Ltd....................................................    900   11,390
    Paris Miki Holdings, Inc..........................................  2,800   17,302
    Park24 Co., Ltd...................................................    900   13,748
   #Penta-Ocean Construction Co., Ltd.................................  9,500   23,922
   #Pigeon Corp.......................................................    700   30,488
    Piolax, Inc.......................................................    500   10,591
  #*Pioneer Electronic Corp...........................................  8,000   21,866
    Pola Orbis Holdings, Inc..........................................    600   19,533
    Press Kogyo Co., Ltd..............................................  6,000   26,531
    Pronexus, Inc.....................................................    600    3,583
   *Rakuten, Inc......................................................  3,300   32,832
    Rengo Co., Ltd....................................................  7,000   38,513
    Resona Holdings, Inc.............................................. 16,100   65,548
    Resorttrust, Inc..................................................  1,100   19,287
   #Ricoh Co., Ltd.................................................... 18,000  123,064
    Ricoh Leasing Co., Ltd............................................    600   13,790
    Riken Corp........................................................  5,000   19,382
    Rinnai Corp.......................................................    800   51,503
    Rohm Co., Ltd.....................................................  2,200   78,961
    Rohto Pharmaceutical Co., Ltd.....................................  1,000   13,521
    Roland DG Corp....................................................    700    8,065
    Round One Corp....................................................  2,400   12,318
    Royal Holdings Co., Ltd...........................................  1,800   21,269
    Ryobi, Ltd........................................................  9,000   23,397
    Ryohin Keikaku Co., Ltd...........................................    725   39,172
    Ryosan Co., Ltd...................................................    500    9,243
    Saibu Gas Co., Ltd................................................  5,000   13,372
   #Saizeriya Co., Ltd................................................  1,800   27,558
    Sakata Seed Corp..................................................  1,800   23,809
    San-A Co., Ltd....................................................    700   26,041
    Sanden Corp.......................................................  2,000    6,278
    Sangetsu Co., Ltd.................................................  1,000   24,569
    Sanki Engineering Co., Ltd........................................  3,000   16,100
    Sankyo Co., Ltd...................................................    400   19,826
    Sankyu, Inc.......................................................  8,000   29,930
    Sanrio Co., Ltd...................................................    300   10,345
    Santen Pharmaceutical Co., Ltd....................................    800   34,034
    Sanyo Chemical Industries, Ltd....................................  2,000   12,123
    Sanyo Shokai, Ltd.................................................  9,000   29,765
    Sanyo Special Steel Co., Ltd......................................  3,000   11,026
    Sapporo Hokuyo Holdings, Inc......................................  8,000   22,875
    Sapporo Holdings, Ltd.............................................  6,000   18,872
   #Sawai Pharmaceutical Co., Ltd.....................................    500   54,482
    SCSK Corp.........................................................  1,743   23,556
    Secom Co., Ltd....................................................  1,400   64,770
    Sega Sammy Holdings, Inc..........................................  1,800   38,356
    Seikagaku Corp....................................................  1,400   14,554
   #Seiko Epson Corp..................................................  3,600   28,652
    Seino Holdings Co., Ltd...........................................  2,000   13,487
    Seiren Co., Ltd...................................................  1,800   11,951
    Sekisui Chemical Co., Ltd......................................... 11,000   93,455
    Sekisui House, Ltd................................................ 20,000  191,116
    Sekisui Plastics Co., Ltd.........................................  5,000   15,172
    Senko Co., Ltd....................................................  2,320   10,247
    Senshukai Co., Ltd................................................  1,600   10,031
    Seven & I Holdings Co., Ltd.......................................  6,500  205,716

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
   #Sharp Corp........................................................ 36,000 $123,153
    Shiga Bank, Ltd...................................................  8,000   43,799
    Shikoku Bank, Ltd.................................................  3,000    7,202
    Shikoku Electric Power Co., Inc...................................  2,900   44,700
    Shima Seiki Manufacturing Co., Ltd................................    300    4,284
    Shimachu Co., Ltd.................................................    700   14,711
    Shimadzu Corp.....................................................  7,000   57,105
    Shimano, Inc......................................................    300   19,922
    Shimizu Corp...................................................... 23,000   71,635
    Shindengen Electric Manufacturing Co., Ltd........................  1,000    2,935
    Shin-Etsu Chemical Co., Ltd.......................................  3,300  166,580
   #Shinko Electric Industries Co., Ltd...............................  1,300    9,040
    Shinmaywa Industries, Ltd.........................................  4,000   19,859
    Shionogi & Co., Ltd...............................................  4,600   65,522
    Ship Healthcare Holdings, Inc.....................................    500   13,072
    Shiroki Corp......................................................  5,000   13,048
   #Shiseido Co., Ltd.................................................  5,900   84,439
    Shizuoka Bank, Ltd................................................  4,000   40,256
    Shizuoka Gas Co., Ltd.............................................  3,000   19,414
    SHO-BOND Holdings Co., Ltd........................................    200    5,939
   #Shochiku Co., Ltd.................................................  1,000    9,786
    Showa Corp........................................................  1,800   13,793
   #Showa Denko K.K................................................... 39,000   70,265
    Showa Shell Sekiyu K.K............................................  9,600   52,087
    Sinanen Co., Ltd..................................................  4,000   16,971
    Sintokogio, Ltd...................................................    600    5,661
    SKY Perfect JSAT Holdings, Inc....................................     27   11,249
    Softbank Corp.....................................................  3,200  122,092
    Sohgo Security Services Co., Ltd..................................    800   10,839
    Sojitz Corp....................................................... 38,600   59,842
    So-net Entertainment Corp.........................................      8   33,602
    Sony Corp.........................................................  2,500   30,400
    Sony Corp. Sponsored ADR.......................................... 14,427  175,288
    Space Co., Ltd....................................................    200    1,304
    SRA Holdings, Inc.................................................    600    6,868
    Stanley Electric Co., Ltd.........................................  1,900   27,929
    Star Micronics Co., Ltd...........................................    700    6,521
  #*Start Today Co., Ltd..............................................  1,400   18,524
    Starzen Co., Ltd..................................................  3,000    8,425
    Sugi Holdings Co., Ltd............................................  1,200   39,908
    Suminoe Textile Co., Ltd..........................................  5,000    9,862
    Sumitomo Bakelite Co., Ltd........................................  9,000   37,221
    Sumitomo Chemical Co., Ltd........................................ 42,231  116,995
    Sumitomo Corp.....................................................  6,100   85,455
    Sumitomo Electric Industries, Ltd................................. 10,400  122,298
    Sumitomo Forestry Co., Ltd........................................  7,200   62,046
    Sumitomo Heavy Industries, Ltd.................................... 12,000   48,086
    Sumitomo Metal Industries, Ltd.................................... 49,000   71,825
   *Sumitomo Metal Mining Co., Ltd.................................... 13,000  138,853
    Sumitomo Mitsui Financial Group, Inc..............................  6,200  195,246
    Sumitomo Osaka Cement Co., Ltd.................................... 11,000   36,331
    Sumitomo Realty & Development Co., Ltd............................  2,000   49,767
    Sumitomo Rubber Industries, Ltd...................................  2,400   28,783
    Sumitomo Warehouse Co., Ltd.......................................  3,000   13,556
    Suzuken Co., Ltd..................................................  1,100   39,426
    Suzuki Motor Corp.................................................  3,300   60,296
    Sysmex Corp.......................................................  1,400   60,980
    T&D Holdings, Inc.................................................  8,300   84,371
    Tachi-S Co., Ltd..................................................    400    6,560
    Tadano, Ltd.......................................................  1,000    6,811
    Taiheiyo Cement Corp.............................................. 24,000   52,747

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Taikisha, Ltd.....................................................  1,200 $ 26,124
    Taisei Corp....................................................... 31,000   85,222
    Taisho Pharmaceutical Holdings Co., Ltd...........................    300   23,937
    Taiyo Nippon Sanso Corp...........................................  9,000   50,364
   #Taiyo Yuden Co., Ltd..............................................  2,000   16,397
    Takamatsu Construction Group Co., Ltd.............................    700   12,147
    Takara Holdings, Inc..............................................  4,000   27,309
    Takara Standard Co., Ltd..........................................  5,000   37,066
    Takasago International Corp.......................................  2,000    9,810
    Takasago Thermal Engineering Co., Ltd.............................  3,000   22,903
    Takashimaya Co., Ltd..............................................  8,000   58,300
    Takata Corp.......................................................  1,000   19,901
    Takeda Pharmaceutical Co., Ltd....................................  8,600  394,995
    Tayca Corp........................................................  3,000    8,781
   #TDK Corp..........................................................    900   34,136
    TDK Corp. Sponsored ADR...........................................  1,200   45,612
    Teijin, Ltd....................................................... 33,000   96,518
    Terumo Corp.......................................................  1,700   69,436
    THK Co., Ltd......................................................  2,800   49,509
    TKC Corp..........................................................    400    8,162
    Toa Corp.......................................................... 13,000   22,109
    Toagosei Co., Ltd.................................................  7,000   26,294
    TOC Co., Ltd......................................................  2,800   14,797
    Tochigi Bank, Ltd.................................................  5,000   16,043
    Toda Corp.........................................................  3,000    9,157
    Toho Bank, Ltd....................................................  3,000    9,226
    Toho Co., Ltd.....................................................  1,000    3,858
    Toho Holdings Co., Ltd............................................  2,900   56,893
    Toho Titanium Co., Ltd............................................  1,000   11,356
    Toho Zinc Co., Ltd................................................  5,000   16,335
   *Tohuku Electric Power Co., Inc....................................  5,100   32,899
    Tokai Carbon Co., Ltd.............................................  8,000   32,924
    Tokai Rika Co., Ltd...............................................  1,800   27,813
    Tokai Tokyo Financial Holdings, Inc...............................  7,000   23,529
    Token Corp........................................................    120    5,236
    Tokio Marine Holdings, Inc........................................  7,700  176,424
    Tokushu Tokai Paper Co., Ltd......................................  4,000   10,069
  #*Tokuyama Corp.....................................................  8,000   17,820
    Tokyo Broadcasting System, Inc....................................  1,600   18,398
   *Tokyo Dome Corp...................................................  2,000    5,790
    Tokyo Electron, Ltd...............................................  1,200   55,722
    Tokyo Energy & Systems, Inc.......................................  2,000    9,800
    Tokyo Gas Co., Ltd................................................ 28,000  144,325
    Tokyo Ohka Kogyo Co., Ltd.........................................    500   10,527
    Tokyo Seimitsu Co., Ltd...........................................    700   10,876
    Tokyo Steel Manufacturing Co., Ltd................................    400    1,479
   *Tokyo Tatemono Co., Ltd........................................... 16,000   58,945
    Tokyo Tomin Bank, Ltd.............................................    500    4,513
    Tokyu Land Corp................................................... 14,000   70,611
    TOMONY Holdings, Inc..............................................  1,800    7,317
    Tomy Co., Ltd.....................................................    800    4,949
    Tonami Holdings Co., Ltd..........................................  3,000    6,307
   #TonenGeneral Sekiyu K.K...........................................  4,000   32,731
    Toppan Forms Co., Ltd.............................................  1,300   11,970
    Toppan Printing Co., Ltd.......................................... 12,000   74,343
    Topre Corp........................................................    300    2,732
    Topy Industries, Ltd..............................................  8,000   20,731
    Toray Industries, Inc............................................. 18,000  112,687
    Toshiba Corp...................................................... 34,000  112,605
    Toshiba Machine Co., Ltd..........................................  8,000   33,172
    Toshiba TEC Corp..................................................  2,000    7,356

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
JAPAN -- (Continued)
    Tosoh Corp........................................................ 23,000 $    56,501
    Totetsu Kogyo Co., Ltd............................................  1,300      16,520
    TOTO, Ltd.........................................................  8,000      59,287
    Towa Pharmaceutical Co., Ltd......................................    200      11,678
    Toyo Ink SC Holdings Co., Ltd.....................................  3,000      10,809
    Toyo Seikan Kaisha, Ltd...........................................  6,600      77,506
    Toyo Tire & Rubber Co., Ltd....................................... 12,000      35,707
    Toyobo Co., Ltd................................................... 22,000      27,735
    Toyoda Gosei Co., Ltd.............................................  1,700      34,755
    Toyota Boshoku Corp...............................................  1,900      21,271
    Toyota Motor Corp.................................................  2,455      93,871
    Toyota Motor Corp. Sponsored ADR.................................. 11,495     879,482
    Toyota Tsusho Corp................................................  2,800      51,772
    Trusco Nakayama Corp..............................................    400       7,721
    TS Tech Co., Ltd..................................................    900      14,466
    TSI Holdings Co., Ltd.............................................    660       4,107
    Tsubakimoto Chain Co., Ltd........................................  2,000      11,203
   #Tsugami Corp......................................................  1,000       6,469
    TSUMURA & Co., Ltd................................................  1,500      42,189
    Tsuruha Holdings, Inc.............................................    600      38,795
   *Ube Industries, Ltd............................................... 39,000      85,038
  #*Ulvac, Inc........................................................    700       5,433
    Uni-Charm Corp....................................................  1,200      66,112
    Unipres Corp......................................................  1,300      34,390
   *Universal Entertainment Corp......................................    500      11,061
    UNY Co., Ltd......................................................  4,800      43,202
    U-Shin, Ltd.......................................................  1,600      10,013
    Ushio, Inc........................................................  2,700      34,026
    Valor Co., Ltd....................................................  1,200      19,544
    Vital KSK Holdings, Inc...........................................  1,000       9,868
    Wacoal Corp.......................................................  3,000      35,785
    Wacom Co., Ltd....................................................     12      26,715
    West Japan Railway Co., Ltd.......................................  1,700      73,321
    Xebio Co., Ltd....................................................  1,700      36,988
    Yachiyo Bank, Ltd. (The)..........................................    400       8,033
    Yahoo Japan Corp..................................................     43      15,632
    Yaizu Suisankagaku Industry Co., Ltd..............................    200       1,891
    Yakult Honsha Co., Ltd............................................    500      19,331
   *Yamada Denki Co., Ltd.............................................  1,740      90,178
    Yamagata Bank, Ltd................................................  2,000       8,152
    Yamaha Corp.......................................................  8,500      81,728
    Yamaha Motor Co., Ltd.............................................  5,200      43,920
    Yamanashi Chuo Bank, Ltd..........................................  2,000       8,391
    Yamato Holdings Co., Ltd..........................................  1,000      16,372
    Yamazaki Baking Co., Ltd..........................................  2,000      27,879
    Yaskawa Electric Corp.............................................  3,000      21,499
    Yellow Hat, Ltd...................................................    400       6,441
    Yodogawa Steel Works, Ltd.........................................  2,000       7,362
    Yokohama Rubber Co., Ltd..........................................  6,000      41,489
    Yondenko Corp.....................................................  2,000       8,455
    Yorozu Corp.......................................................    600       8,886
   #Yoshinoya Holdings Co., Ltd.......................................     23      30,647
   #Zensho Co., Ltd...................................................    800      10,232
    Zeon Corp.........................................................  5,000      40,957
                                                                              -----------
TOTAL JAPAN...........................................................         28,671,695
                                                                              -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV............................................  3,416      53,945
    Aegon NV.......................................................... 16,965      77,011
    Akzo Nobel NV.....................................................  6,202     334,750
   #APERAM NV.........................................................  2,305      31,600

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
NETHERLANDS -- (Continued)
    Arcadis NV........................................................    886 $   18,460
    ArcelorMittal NV..................................................  8,434    134,269
    ASM International NV..............................................    585     22,183
    ASML Holding NV...................................................  1,783    102,982
    ASML Holding NV ADR...............................................  1,700     97,750
   #BinckBank NV......................................................  2,442     16,219
    CSM NV............................................................  1,616     24,138
   *DE Master Blenders 1753 NV........................................  8,985    104,129
    Delta Lloyd NV....................................................  2,256     29,419
    Fugro NV..........................................................  1,261     82,518
    Heijmans NV.......................................................  1,353     10,654
    Heineken NV.......................................................  1,064     57,648
    Hunter Douglas NV.................................................    235      8,499
   *ING Groep NV Sponsored ADR........................................ 56,475    371,606
    Kendrion NV.......................................................    337      6,707
    Koninklijke Ahold NV.............................................. 20,921    254,657
   #Koninklijke Bam Groep NV..........................................  7,103     18,604
    Koninklijke DSM NV................................................  4,264    209,885
   #Koninklijke KPN NV................................................  4,372     35,886
    Koninklijke Philips Electronics NV................................ 15,628    343,696
    Koninklijke Ten Cate NV...........................................  1,115     26,069
   *LBi International NV..............................................  8,941     29,123
    Mediq NV..........................................................  2,087     22,015
    Nutreco NV........................................................  1,011     72,591
    Philips Electronics NV ADR........................................ 11,257    247,767
    PostNL NV.........................................................  6,877     27,966
    Randstad Holdings NV..............................................  3,818    115,656
   #Reed Elsevier NV..................................................  3,948     46,275
    Reed Elsevier NV ADR..............................................  2,642     61,823
    Royal Imtech NV...................................................    616     15,709
   *SBM Offshore NV...................................................  5,254     64,033
    Sligro Food Group NV..............................................    404      9,338
    Telegraaf Media Groep NV..........................................    286      3,172
    TKH Group NV......................................................  1,133     22,872
    TNT Express NV....................................................  3,969     43,018
  #*TomTom NV.........................................................  2,056      8,220
    Unilever NV.......................................................  7,595    263,683
    Unilever NV ADR...................................................  2,000     69,300
    Unit4 NV..........................................................    614     14,297
    USG People NV.....................................................  1,366      9,044
    Wolters Kluwer NV.................................................  3,933     65,332
                                                                              ----------
TOTAL NETHERLANDS.....................................................         3,684,518
                                                                              ----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd............................... 16,377     32,950
   *Chorus, Ltd. ADR..................................................    880     10,965
    Contact Energy, Ltd...............................................  8,055     32,591
    Fisher & Paykel Healthcare Corp., Ltd.............................  4,279      6,592
    Fletcher Building, Ltd. (6341606).................................  9,511     46,888
    Fletcher Building, Ltd. (6341617).................................  1,711      8,421
    Infratil, Ltd.....................................................  4,240      7,166
    New Zealand Refining Co., Ltd.....................................  7,267     13,690
    Port of Tauranga, Ltd.............................................  1,623     14,947
    Ryman Healthcare, Ltd............................................. 12,632     37,362
    Sky Network Television, Ltd.......................................  6,556     26,369
    SKYCITY Entertainment Group, Ltd.................................. 10,107     29,070
    TrustPower, Ltd...................................................  3,375     21,090
                                                                              ----------
TOTAL NEW ZEALAND.....................................................           288,101
                                                                              ----------
NORWAY -- (0.9%)
    Aker ASA Series A.................................................    951     26,579

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
NORWAY -- (Continued)
    Aker Solutions ASA................................................  1,944 $   28,482
   *Algeta ASA........................................................    483     13,171
  #*Archer, Ltd.......................................................  1,949      3,420
    Atea ASA..........................................................  2,131     17,811
    Austevoll Seafood ASA.............................................  5,066     20,934
   #BW Offshore, Ltd..................................................  4,454      4,083
    Cermaq ASA........................................................    800      9,473
    Copeinca ASA......................................................  1,200      8,343
    DNB ASA........................................................... 12,604    132,328
   *DNO International ASA............................................. 28,000     37,034
   *Dockwise, Ltd.....................................................  1,222     20,882
  #*DOF ASA...........................................................  1,800      8,469
    Ekornes ASA.......................................................    195      2,730
    Farstad Shipping ASA..............................................    124      3,092
    Fred Olsen Energy ASA.............................................    869     32,844
    Ganger Rolf ASA...................................................    240      4,452
   #Golar LNG, Ltd....................................................    568     21,926
    Kongsberg Gruppen ASA.............................................    495      9,422
    Kvaerner ASA......................................................  5,584     12,906
   *Marine Harvest ASA................................................ 67,192     44,764
   *Nordic Semiconductor ASA..........................................  8,606     22,057
    Norsk Hydro ASA...................................................  4,999     20,303
  #*Norske Skogindustrier ASA Series A................................  2,500      1,701
   *Norwegian Air Shuttle ASA.........................................  1,098     19,680
    Opera Software ASA................................................  2,172     14,918
    Orkla ASA.........................................................  7,289     52,027
    Petroleum Geo-Services ASA........................................  3,107     45,465
    Prosafe ASA.......................................................  7,097     51,802
    Schibsted ASA.....................................................  1,096     33,533
    SeaDrill, Ltd.....................................................  2,157     84,062
   *Songa Offshore SE.................................................  2,969      7,089
    SpareBanken 1 SMN.................................................  2,104     11,074
    StatoilHydro ASA..................................................  4,621    109,825
    StatoilHydro ASA Sponsored ADR....................................  5,319    126,539
    Stolt-Nielsen, Ltd................................................    122      2,148
   *Storebrand ASA....................................................  6,864     26,098
    Telenor ASA.......................................................  2,072     35,036
    TGS Nopec Geophysical Co. ASA.....................................    865     25,282
    Tomra Systems ASA.................................................  1,800     14,137
    Veidekke ASA......................................................  1,400      9,762
   *Wilh Wilhelmsen ASA...............................................     25        171
    Yara International ASA............................................  3,434    162,155
                                                                              ----------
TOTAL NORWAY..........................................................         1,338,009
                                                                              ----------
PORTUGAL -- (0.3%)
  #*Banco Comercial Portugues SA...................................... 38,675      4,470
   *Banco Espirito Santo SA........................................... 18,689     11,490
   *Brisa Auto-Estradas de Portugal SA................................  1,850      6,231
   *Cimpor Cimentos de Portugal SA....................................  7,414     33,186
   *EDP Renovaveis SA.................................................  6,176     19,035
    Energias de Portugal SA........................................... 30,688     69,955
    Galp Energia SGPS SA..............................................  3,295     44,568
   *Impresa SGPS SA...................................................     77         34
    Jeronimo Martins SGPS SA..........................................  1,895     29,703
   *Martifer SGPS SA..................................................     20         15
    Portucel-Empresa Produtora de Pasta de Papel SA................... 11,580     28,410
    Portugal Telecom SA............................................... 21,420     90,856
    Portugal Telecom SGPS SA Sponsored ADR............................  2,200      9,394
    Redes Energeticas Nacionais SA....................................  5,988     14,796
    Sociedade de Investimento e Gestao SGPS SA........................  1,346      8,275
   #Sonae SGPS SA..................................................... 30,547     16,175

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
PORTUGAL -- (Continued)
    Sonaecom SGPS SA..................................................  1,724 $    2,586
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.. 10,000     25,337
                                                                              ----------
TOTAL PORTUGAL........................................................           414,516
                                                                              ----------
SINGAPORE -- (0.9%)
    Asia Pacific Breweries, Ltd.......................................  1,000     40,309
   *Banyan Tree Holdings, Ltd......................................... 47,000     21,812
   *Biosensors International Group, Ltd............................... 28,000     27,549
   *Bund Center Investment, Ltd....................................... 21,000      2,940
    CapitaLand, Ltd................................................... 40,000     95,860
    City Developments, Ltd............................................ 11,000    103,011
    ComfortDelGro Corp., Ltd.......................................... 17,000     22,912
    Ezion Holdings, Ltd............................................... 40,000     30,157
   *Ezra Holdings, Ltd................................................ 23,000     18,167
    First Resources, Ltd.............................................. 17,000     25,880
    Fraser & Neave, Ltd...............................................  6,000     39,374
   #GuocoLand, Ltd.................................................... 17,666     23,549
    Hongkong Land Holdings, Ltd.......................................  6,000     35,808
   #Hyflux, Ltd....................................................... 10,500     11,668
   *Indofood Agri Resources, Ltd...................................... 18,000     20,005
    K1 Ventures, Ltd.................................................. 21,000      2,258
    Keppel Corp., Ltd.................................................  8,400     75,180
    Keppel Land, Ltd.................................................. 24,000     65,922
    Keppel Telecommunications & Transportation, Ltd...................  3,000      2,647
   *K-Green Trust, Ltd................................................    800        626
    NSL, Ltd..........................................................  2,000      2,152
   #Overseas Union Enterprise, Ltd....................................  4,000      8,165
   #Raffles Education Corp., Ltd......................................  4,425      1,396
   *Sakari Resources, Ltd............................................. 16,000     16,734
    SATS, Ltd......................................................... 19,460     40,235
    SembCorp Industries, Ltd.......................................... 10,000     42,359
   #SembCorp Marine, Ltd..............................................  7,000     27,237
    Sinarmas Land, Ltd................................................ 21,000      4,272
    Singapore Land, Ltd...............................................  6,000     28,532
    Singapore Press Holdings, Ltd.....................................  7,000     23,084
    Singapore Technologies Engineering, Ltd...........................  4,000     10,584
    Singapore Telecommunications, Ltd................................. 31,000     88,957
    Stamford Land Corp., Ltd.......................................... 32,000     13,990
   *STX OSV Holdings, Ltd............................................. 23,000     28,883
    United Industrial Corp., Ltd...................................... 40,000     85,016
    UOB-Kay Hian Holdings, Ltd........................................ 11,000     14,302
    UOL Group, Ltd.................................................... 14,000     58,103
    Venture Corp., Ltd................................................  8,000     47,847
    Wheelock Properties, Ltd.......................................... 15,000     21,833
    Wing Tai Holdings, Ltd............................................ 13,510     15,272
                                                                              ----------
TOTAL SINGAPORE.......................................................         1,244,587
                                                                              ----------
SPAIN -- (2.0%)
    Abengoa SA........................................................  1,749     23,164
    Abertis Infraestructuras SA.......................................  4,713     58,178
    Acciona SA........................................................    629     27,364
   #Acerinox SA.......................................................  3,980     39,604
    ACS, Actividades de Construccion y Servicios, SA (B01FLQ6)........  1,188     18,729
   *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9)........     84      1,328
  #*Almirall SA.......................................................    492      3,799
    Antena 3 de Television SA.........................................  2,220      8,272
    Banco Bilbao Vizcaya Argentaria SA................................ 32,849    214,149
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.................. 26,099    168,339
   #Banco de Sabadell SA.............................................. 44,955     85,606
    Banco Espanol de Credito SA.......................................  1,128      2,957
   #Banco Popular Espanol SA.......................................... 33,289     62,464

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SPAIN -- (Continued)
    Banco Santander SA................................................ 36,304 $  219,817
   #Banco Santander SA Sponsored ADR.................................. 36,513    217,617
    Bankinter SA......................................................  3,821     12,316
   *Baron de Ley SA...................................................    128      6,242
    Bolsas y Mercados Espanoles SA....................................    993     19,445
   #CaixaBank SA...................................................... 14,560     47,562
   *Caja de Ahorros del Mediterraneo SA...............................    233         --
   *Cementos Portland Valderrivas SA..................................    155        742
    Construcciones y Auxiliar de Ferrocarriles SA.....................     25     11,200
   *Deoleo SA.........................................................  5,017      1,940
   *Distribuidora Internacional de Alimentacion SA....................  7,854     38,784
    Duro Felguera SA..................................................    609      3,353
    Enagas SA.........................................................  1,766     30,586
    Ence Energia y Celulosa SA........................................ 10,078     21,005
    Faes Farma SA.....................................................  1,300      2,188
    Ferrovial SA......................................................  7,855     85,326
    Fomento de Construcciones y Contratas SA..........................    737      7,490
    Gamesa Corp Tecnologica SA........................................  2,153      3,243
    Gas Natural SDG SA................................................  5,590     68,829
   *Grifols SA........................................................  1,691     52,560
    Grupo Catalana Occidente SA.......................................    732      8,973
    Iberdrola SA...................................................... 68,189    246,983
    Indra Sistemas SA.................................................  2,258     19,974
    Industria de Diseno Textil SA.....................................  1,817    187,006
   *Jazztel P.L.C.....................................................  4,109     21,139
    Mapfre SA......................................................... 13,120     23,856
    Mediaset Espana Comunicacion SA...................................  3,538     17,629
    Melia Hotels International SA.....................................  3,189     18,008
   *NH Hoteles SA.....................................................  1,077      2,691
    Obrascon Huarte Lain SA...........................................    709     13,908
   #Pescanova SA......................................................    853     14,651
   *Promotora de Informaciones SA Series A............................  4,718      2,053
    Prosegur Cia de Seguridad SA......................................  2,490     11,433
  #*Realia Business SA................................................  8,376      4,153
    Red Electrica Corporacion SA......................................  2,364     93,605
    Repsol SA.........................................................  4,776     76,116
    Repsol SA Sponsored ADR...........................................  4,338     69,451
   *Sacyr Vallehermoso SA.............................................  1,048      1,667
    Tecnicas Reunidas SA..............................................    572     24,091
    Telefonica SA.....................................................  9,081    103,008
   #Telefonica SA Sponsored ADR....................................... 16,998    192,927
   *Tubacex SA........................................................  5,015      9,473
    Tubos Reunidos SA.................................................  1,662      3,161
    Vidrala SA........................................................    235      5,604
    Viscofan SA.......................................................    472     21,617
   *Vocento SA........................................................    844      1,277
    Zardoya Otis SA (5770900).........................................  1,868     20,788
   *Zardoya Otis SA (B71CW85).........................................     93      1,040
                                                                              ----------
TOTAL SPAIN...........................................................         2,780,480
                                                                              ----------
SWEDEN -- (3.6%)
   #Aarhuskarlshamn AB................................................    568     18,465
    AddTech AB Series B...............................................    331      8,598
    AF AB Series B....................................................    600     11,455
    Alfa Laval AB.....................................................  3,800     65,710
  #*Alliance Oil Co., Ltd. SDR........................................  1,321     12,275
   *Angler Gaming P.L.C...............................................    655        212
    Assa Abloy AB Series B............................................  5,659    171,089
    Atlas Copco AB Series A...........................................  7,378    165,210
    Atlas Copco AB Series B...........................................  4,089     81,663
    Avanza Bank Holding AB............................................    319      6,112

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
SWEDEN -- (Continued)
    Axfood AB.........................................................    232 $  8,210
   #Axis Communications AB............................................  2,030   51,945
   *Betsson AB........................................................    655   18,920
    Billerud AB.......................................................  1,923   17,116
   *Bjorn Borg AB.....................................................    385    1,973
    Boliden AB........................................................ 12,726  192,944
    Castellum AB......................................................  3,189   42,722
   *CDON Group AB.....................................................    551    3,272
   *Cloetta AB........................................................    480    1,109
    Duni AB...........................................................  2,923   22,633
    Electrolux AB Series B............................................  7,766  175,660
   #Elekta AB Series B................................................  1,295   60,116
  #*Eniro AB..........................................................  3,508    4,139
    Fabege AB.........................................................  2,825   24,438
    G & L Beijer AB Series B..........................................    522    7,898
    Getinge AB Series B...............................................  5,318  152,052
    Hakon Invest AB...................................................  1,460   23,042
    Hennes & Mauritz AB Series B......................................  6,695  247,154
    Hexpol AB.........................................................    792   28,100
    Hoganas AB Series B...............................................    591   19,016
    Holmen AB Series B................................................  2,248   60,248
    Hufvudstaden AB Series A..........................................    111    1,349
    Husqvarna AB Series A.............................................  3,992   20,168
    Husqvarna AB Series B.............................................  8,727   44,502
    Intrum Justitia AB................................................  2,642   36,708
    JM AB.............................................................  2,125   40,187
    Kungsleden AB.....................................................  3,130   17,886
    Lagercrantz Group AB Series B.....................................    480    4,070
    Lindab International AB...........................................  2,338   14,356
    Loomis AB Series B................................................  1,238   15,592
   *Lundin Petroleum AB...............................................  5,902  124,858
    Meda AB Series A..................................................  7,099   67,038
   *Medivir AB Series B...............................................  1,257   12,244
   #Mekonomen AB......................................................    225    6,427
   *Micronic Mydata AB................................................ 11,440   21,626
    Millicom International Cellular SA SDR............................    555   50,172
    Modern Times Group AB Series B....................................  1,119   51,193
    NCC AB Series B...................................................  1,547   28,966
   #New Wave Group AB Series B........................................    752    2,993
   #NIBE Industrier AB Series B.......................................  1,196   16,358
  #*Nobia AB..........................................................  5,022   18,031
    Nordea Bank AB.................................................... 27,572  256,747
   #Oriflame Cosmetics SA SDR.........................................    835   31,093
   *PA Resources AB...................................................  1,600      269
    Peab AB Series B..................................................  3,195   14,965
   *Rezidor Hotel Group AB............................................  5,832   19,587
   *RNB Retail & Brands AB............................................    129       46
    Saab AB Series B..................................................    760   12,685
    Sandvik AB........................................................  8,841  122,587
  #*SAS AB............................................................  6,947    6,113
    Scania AB Series B................................................  3,371   57,956
   *Securitas AB Series B.............................................  5,912   47,980
    Skandinaviska Enskilda Banken AB Series A......................... 31,763  232,829
    Skanska AB Series B...............................................  7,364  111,012
    SKF AB Series B...................................................  4,436   91,490
   #SSAB AB Series A..................................................  5,418   44,378
    SSAB AB Series B..................................................  3,943   28,335
    Svenska Cellulosa AB Series A.....................................  1,455   24,668
    Svenska Cellulosa AB Series B..................................... 15,984  271,436
    Svenska Handelsbanken AB Series A.................................  4,084  141,609
    Swedbank AB Series A..............................................  8,893  154,570

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWEDEN -- (Continued)
    Swedish Match AB..................................................  3,425 $  144,134
   *Swedish Orphan Biovitrum AB.......................................  3,893     13,538
    Systemair AB......................................................    348      4,116
    Tele2 AB Series B.................................................    388      6,413
    Telefonaktiebolaget LM Ericsson AB Series A.......................  2,313     21,443
    Telefonaktiebolaget LM Ericsson AB Series B....................... 23,793    220,938
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.................. 20,310    187,868
    TeliaSonera AB.................................................... 18,697    123,570
    Trelleborg AB Series B............................................  5,715     58,772
    Unibet Group P.L.C. SDR...........................................  1,240     30,306
    Volvo AB Series A.................................................  5,553     68,614
    Volvo AB Series B................................................. 15,322    188,529
    Wallenstam AB Series B............................................  1,861     19,919
    Wihlborgs Fastigheter AB..........................................    626      9,069
                                                                              ----------
TOTAL SWEDEN..........................................................         5,065,804
                                                                              ----------
SWITZERLAND -- (6.7%)
   *ABB, Ltd..........................................................  3,359     58,401
    ABB, Ltd. Sponsored ADR........................................... 10,629    184,413
    Acino Holding AG..................................................    154     17,568
    Adecco SA.........................................................  3,151    138,128
   *AFG Arbonia-Forster Holding AG....................................    960     16,204
    Allreal Holding AG................................................    439     63,825
   #Alpiq Holding AG..................................................     48      6,487
    AMS AG............................................................    411     33,389
   *Autoneum Holding AG...............................................     30      1,356
    Bank Coop AG......................................................    211     12,368
   *Bank Sarasin & Cie AG Series B....................................    600     16,509
    Banque Cantonale Vaudoise AG......................................     70     35,694
    Barry Callebaut AG................................................     17     15,344
   #Basler Kantonalbank AG............................................    208     22,791
    Belimo Holdings AG................................................      4      6,975
    Berner Kantonalbank AG............................................    102     25,930
   *Bobst Group AG....................................................    718     19,818
    Bossard Holding AG................................................     55      6,509
    Bucher Industries AG..............................................    278     47,473
    Burckhardt Compression Holding AG.................................     65     16,596
   *Charles Voegele Holding AG........................................    527      8,353
    Clariant AG.......................................................  7,760     81,899
    Compagnie Financiere Richemont SA Series A........................  6,065    343,164
    Conzzeta AG.......................................................     18     32,684
    Credit Suisse Group AG............................................ 13,955    237,586
    Credit Suisse Group AG Sponsored ADR..............................  9,776    166,779
    Daetwyler Holding AG..............................................    429     31,141
   *Dufry AG..........................................................    519     63,194
    Emmi AG...........................................................     73     15,078
    EMS-Chemie Holding AG.............................................    118     23,200
    Energiedienst Holding AG..........................................    195      9,213
    Flughafen Zuerich AG..............................................     72     25,969
    Galenica Holding AG...............................................    103     59,387
    Gategroup Holding AG..............................................    959     27,710
    Geberit AG........................................................    480     94,103
    George Fisher AG..................................................    272     94,249
    Givaudan SA.......................................................    126    122,454
    Helvetia Holding AG...............................................    130     40,217
    Holcim, Ltd.......................................................  5,937    349,382
    Huber & Suhner AG.................................................    281     11,433
    Implenia AG.......................................................    638     20,230
    Kudelski SA.......................................................  2,490     20,646
    Kuehne & Nagel International AG...................................    418     47,499
   *Kuoni Reisen Holding AG Series B..................................    123     32,377

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
   *Liechtensteinische Landesbank AG..................................    210 $    6,469
    Lindt & Spruengli AG..............................................      1     35,791
  #*Logitech International SA.........................................  3,799     33,631
    Luzerner Kantonalbank AG..........................................     74     24,548
    Metall Zug AG.....................................................      5     11,155
  #*Meyer Burger Technology AG........................................    990     13,016
    Mobimo Holding AG.................................................    147     33,929
    Nestle SA......................................................... 22,733  1,396,630
    Nobel Biocare Holding AG..........................................  2,549     23,473
    Novartis AG.......................................................  7,021    412,266
    Novartis AG ADR................................................... 21,477  1,258,982
   *OC Oerlikon Corp. AG..............................................    640      5,215
    Orascom Development Holding AG....................................    654      9,148
    Panalpina Welttransport Holding AG................................    290     27,817
    Partners Group Holding AG.........................................    182     33,201
    Phoenix Mecano AG.................................................     30     14,959
    Rieters Holdings AG...............................................     30      3,957
    Roche Holding AG Bearer...........................................     82     15,024
    Roche Holding AG Genusschein......................................  3,948    699,094
    Schindler Holding AG..............................................    142     16,635
    Schweiter Technologies AG.........................................     15      7,174
    Schweizerische National-Versicherungs-Gesellschaft AG.............    589     21,508
    SGS SA............................................................     52    103,880
    Sika AG...........................................................     52     96,993
    Sonova Holding AG.................................................    797     75,237
    St. Galler Kantonalbank AG........................................     77     26,448
   #Straumann Holding AG..............................................     93     12,481
    Sulzer AG.........................................................    685     88,348
    Swatch Group AG (The).............................................    274    108,624
    Swatch Group AG Registered Shares (The)...........................    689     48,003
    Swiss Life Holding AG.............................................    577     55,046
    Swiss Re, Ltd.....................................................  7,808    488,770
   #Swisscom AG.......................................................    360    144,018
    Swisslog Holding AG...............................................  3,346      3,109
    Swissquote Group Holding SA.......................................    501     13,617
    Syngenta AG.......................................................    479    163,330
    Syngenta AG ADR...................................................  1,500    102,060
    Tecan Group AG....................................................    432     30,018
  #*Temenos Group AG..................................................  1,495     19,777
    UBS AG............................................................ 29,907    314,622
    UBS AG ADR........................................................ 12,900    136,740
    Valiant Holding AG................................................    340     29,528
    Valora Holding AG.................................................     40      6,770
    Verwaltungs und Privat-Bank AG....................................     66      4,831
    Vetropack Holding AG..............................................      6     10,737
  #*Von Roll Holding AG...............................................  4,126      8,346
    Vontobel Holdings AG..............................................    879     19,322
    WMH Walter Meier Holding AG.......................................     60     13,379
    Zehnder Group AG..................................................    480     28,448
   *Zug Estates Holding AG Class B....................................      5      6,658
    Zuger Kantonalbank AG.............................................      2     10,015
    Zurich Insurance Group AG.........................................  2,065    458,311
                                                                              ----------
TOTAL SWITZERLAND.....................................................         9,434,813
                                                                              ----------
UNITED KINGDOM -- (18.5%)
    Aberdeen Asset Management P.L.C................................... 15,137     61,184
    Admiral Group P.L.C...............................................  2,678     45,775
    Aegis Group P.L.C................................................. 20,588     76,058
   *Afren P.L.C....................................................... 17,725     35,358
   *African Barrick Gold, Ltd.........................................    156        918
    Aga Rangemaster Group P.L.C.......................................    991      1,088

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
UNITED KINGDOM -- (Continued)
    Aggreko P.L.C.....................................................  2,760 $ 88,095
    Amec P.L.C........................................................ 10,678  186,335
    Amlin P.L.C.......................................................  8,802   51,869
    Anglo American P.L.C.............................................. 10,705  317,236
    ARM Holdings P.L.C................................................  5,384   46,645
    ARM Holdings P.L.C. Sponsored ADR.................................    879   22,836
    Ashmore Group P.L.C...............................................  6,735   34,093
    Ashtead Group P.L.C............................................... 25,129   99,074
    Associated British Foods P.L.C....................................  2,043   40,124
    AstraZeneca P.L.C. Sponsored ADR..................................  9,215  431,354
    Aviva P.L.C....................................................... 60,529  277,172
    Babcock International Group P.L.C.................................  7,655  102,782
    Balfour Beatty P.L.C.............................................. 15,251   69,099
    Barclays P.L.C.................................................... 48,254  125,672
    Barclays P.L.C. Sponsored ADR..................................... 48,628  508,649
    BBA Aviation P.L.C................................................ 13,135   37,634
    Beazley P.L.C.....................................................  9,115   22,605
    Bellway P.L.C.....................................................  2,634   33,061
    Berendsen P.L.C...................................................  3,002   23,925
   *Berkeley Group Holdings P.L.C. (The)..............................  4,610   98,628
    BG Group P.L.C.................................................... 25,514  502,247
    Bodycote P.L.C....................................................  7,134   36,670
    Bovis Homes Group P.L.C...........................................  5,933   41,847
    Brammer P.L.C.....................................................  6,600   23,315
    Brewin Dolphin Holdings P.L.C..................................... 11,579   27,218
    British American Tobacco P.L.C....................................  7,802  414,397
    British American Tobacco P.L.C. Sponsored ADR.....................  3,096  328,207
    British Sky Broadcasting Group P.L.C. Sponsored ADR...............  2,100   93,324
    Britvic P.L.C.....................................................  4,445   20,922
   *BTG P.L.C.........................................................  7,993   46,748
    Bunzl P.L.C.......................................................  7,449  129,797
    Burberry Group P.L.C..............................................  4,975   97,430
    Bwin.Party Digital Entertainment P.L.C............................  8,620   13,853
   *Cairn Energy P.L.C................................................ 10,333   46,240
    Cape P.L.C........................................................     19       88
    Capita P.L.C......................................................  9,406  104,564
   *Capital & Regional P.L.C..........................................  2,940    1,058
    Carillion P.L.C................................................... 14,658   57,913
    Carnival P.L.C. ADR...............................................    900   30,159
    Catlin Group, Ltd.................................................  8,661   58,706
   *Centamin P.L.C.................................................... 17,706   18,360
    Centrica P.L.C.................................................... 34,557  171,523
    Chemring Group P.L.C..............................................  3,286   14,856
    Cineworld Group P.L.C.............................................  6,748   23,676
    Close Brothers Group P.L.C........................................  1,625   18,941
    Cobham P.L.C...................................................... 26,747   97,240
   *Colt Group SA.....................................................  3,628    6,368
    Compass Group P.L.C............................................... 20,690  221,936
    Computacenter P.L.C...............................................  6,025   33,474
    Cranswick P.L.C...................................................    741    9,925
    Croda International P.L.C.........................................  2,173   79,921
    CSR P.L.C.........................................................  6,238   30,576
    Daily Mail & General Trust P.L.C. Series A........................  6,452   45,718
    Dairy Crest Group P.L.C...........................................  3,168   16,734
    De La Rue P.L.C...................................................  2,414   38,566
    Debenhams P.L.C................................................... 27,433   39,463
    Dechra Pharmaceuticals P.L.C......................................  1,285    9,872
    Devro P.L.C.......................................................  8,421   39,302
    Diageo P.L.C......................................................  2,096   56,025
    Diageo P.L.C. Sponsored ADR.......................................  1,693  180,982
    Dignity P.L.C.....................................................    607    8,106

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
    Diploma P.L.C.....................................................   2,091 $   13,633
   *Dixons Retail P.L.C...............................................  80,089     19,860
    Domino Printing Sciences P.L.C....................................   2,816     24,336
    Drax Group P.L.C..................................................  11,680     86,852
    DS Smith P.L.C....................................................  24,951     58,519
    Electrocomponents P.L.C...........................................   7,289     24,476
    Elementis P.L.C...................................................  28,161     92,576
   *EnQuest P.L.C.....................................................  21,447     37,785
   *Enterprise Inns P.L.C.............................................  18,852     16,962
    Evraz P.L.C.......................................................   3,908     14,495
    Experian P.L.C....................................................  13,402    198,725
    F&C Asset Management P.L.C........................................  28,896     39,795
    Fenner P.L.C......................................................   2,053     11,264
    Ferrexpo P.L.C....................................................     785      2,226
    Fidessa Group P.L.C...............................................     581     12,740
    Filtrona P.L.C....................................................   2,925     21,276
    Firstgroup P.L.C..................................................     304      1,061
    Fresnillo P.L.C...................................................   1,982     44,996
    Fuller Smith & Turner P.L.C. Series A.............................     636      7,181
    G4S P.L.C.........................................................  36,920    143,419
    Galliford Try P.L.C...............................................   1,974     18,879
   *Gem Diamonds, Ltd.................................................   3,300     10,174
    Genus P.L.C.......................................................   1,188     23,805
    GKN P.L.C.........................................................  11,606     38,159
    GlaxoSmithKline P.L.C.............................................   2,457     56,535
    GlaxoSmithKline P.L.C. Sponsored ADR..............................  16,906    777,676
    Go-Ahead Group P.L.C..............................................     891     17,913
    Greencore Group P.L.C.............................................  26,335     31,171
    Greene King P.L.C.................................................   7,915     74,198
    Greggs P.L.C......................................................   2,161     17,414
    Halfords Group P.L.C..............................................   7,375     23,708
    Halma P.L.C.......................................................   8,072     49,941
    Hargreaves Lansdown P.L.C.........................................   7,474     66,216
    Hays P.L.C........................................................  27,061     31,791
    Headlam Group P.L.C...............................................     999      4,335
    Helical Bar P.L.C.................................................   4,049     12,498
    Henderson Group P.L.C.............................................  18,450     28,171
   *Heritage Oil P.L.C................................................   3,429      6,613
    Hikma Pharmaceuticals P.L.C.......................................   4,073     44,355
    Hill & Smith Holdings P.L.C.......................................   1,217      5,756
    Hiscox, Ltd.......................................................  10,885     75,255
    Hochschild Mining P.L.C...........................................   1,326      8,695
    Home Retail Group P.L.C...........................................  30,145     36,536
    Homeserve P.L.C...................................................   3,055      9,947
    Howden Joinery Group P.L.C........................................  19,467     41,985
    HSBC Holdings P.L.C...............................................  15,716    131,613
    HSBC Holdings P.L.C. Sponsored ADR................................  57,583  2,406,969
    Hunting P.L.C.....................................................   2,915     35,512
    Hyder Consulting P.L.C............................................   2,770     16,898
    IG Group Holdings P.L.C...........................................   4,924     34,590
   *Imagination Technologies Group P.L.C..............................   4,965     38,880
    IMI P.L.C.........................................................   7,973    102,416
    Imperial Tobacco Group P.L.C......................................  12,894    500,345
    Inchcape P.L.C....................................................   5,510     32,424
    Informa P.L.C.....................................................  11,597     67,112
   *Innovation Group P.L.C............................................ 116,123     33,196
    InterContinental Hotels Group P.L.C. ADR..........................   2,475     61,133
   *International Consolidated Airlines Group SA......................  23,946     59,883
    Interserve P.L.C..................................................   2,930     14,907
    Intertek Group P.L.C..............................................   2,201     94,084
    Invensys P.L.C....................................................  12,141     45,700

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
UNITED KINGDOM -- (Continued)
    Investec P.L.C....................................................  17,189 $101,279
   *IP Group P.L.C....................................................   7,800   17,246
    ITE Group P.L.C...................................................   6,026   18,028
    ITV P.L.C.........................................................  72,400   85,432
    James Fisher & Sons P.L.C.........................................     116    1,101
    JD Wetherspoon P.L.C..............................................   2,129   15,443
    John Wood Group P.L.C.............................................   8,342  101,447
    Johnson Matthey P.L.C.............................................   6,457  220,120
    Jupiter Fund Management P.L.C.....................................   1,983    6,728
    KCOM Group P.L.C..................................................  11,870   14,537
    Keller Group P.L.C................................................   3,054   22,262
    Kesa Electricals P.L.C............................................   6,021    4,026
    Kier Group P.L.C..................................................     387    7,684
    Kingfisher P.L.C..................................................  55,545  231,660
    Ladbrokes P.L.C...................................................   4,695   11,300
    Laird P.L.C.......................................................   7,873   26,721
    Lamprell P.L.C....................................................  11,637   14,368
    Lancashire Holdings, Ltd..........................................   3,915   47,936
    Legal & General Group P.L.C.......................................  54,128  107,743
   *Lloyds Banking Group P.L.C........................................ 455,480  216,032
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  23,290   44,018
    Logica P.L.C......................................................  33,878   55,419
    Lonmin P.L.C......................................................   4,653   50,688
   *Man Group P.L.C...................................................  29,575   36,841
    Marks & Spencer Group P.L.C.......................................  19,394  101,188
    Marshalls P.L.C...................................................   2,042    2,621
    Marston's P.L.C...................................................  19,493   33,958
   *McBride P.L.C.....................................................   7,116   13,383
    Meggitt P.L.C.....................................................  12,867   77,120
    Melrose P.L.C.....................................................  14,948   51,568
    Melrose Resources P.L.C...........................................   1,466    2,712
    Michael Page International P.L.C..................................   5,738   32,909
    Micro Focus International P.L.C...................................   3,463   29,064
    Millennium & Copthorne Hotels P.L.C...............................     512    3,836
   *Mitchells & Butlers P.L.C.........................................   6,146   25,064
    Mitie Group P.L.C.................................................  16,416   69,686
    Mondi P.L.C.......................................................  16,087  136,861
    Moneysupermarket.com Group P.L.C..................................  12,316   27,373
    Morgan Crucible Co. P.L.C.........................................   2,403    9,495
    Morgan Sindall Group P.L.C........................................   2,809   29,486
    Mothercare P.L.C..................................................   1,256    3,899
    N Brown Group P.L.C...............................................   2,218    9,127
    National Grid P.L.C...............................................   7,290   75,617
    National Grid P.L.C. Sponsored ADR................................   3,482  180,716
    Next P.L.C........................................................   2,221  111,830
   *Northgate P.L.C...................................................   3,633   11,280
    Oxford Instruments P.L.C..........................................     113    2,217
    Pace P.L.C........................................................   7,703   18,246
    Pearson P.L.C.....................................................     850   15,913
    Pearson P.L.C. Sponsored ADR......................................  16,504  309,945
    Persimmon P.L.C...................................................   8,100   77,951
    Petrofac, Ltd.....................................................   3,213   74,739
    Petropavlovsk P.L.C...............................................   2,805   18,940
    Phoenix IT Group, Ltd.............................................   1,162    3,148
    Premier Farnell P.L.C.............................................   6,585   18,307
   *Premier Foods P.L.C...............................................   2,677    3,012
   *Premier Oil P.L.C.................................................   8,872   53,459
    Provident Financial P.L.C.........................................     623   12,541
    Prudential P.L.C..................................................  19,483  231,843
    Prudential P.L.C. ADR.............................................   3,132   74,479
    PZ Cussons P.L.C..................................................   2,842   13,648

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
UNITED KINGDOM -- (Continued)
    Randgold Resources, Ltd...........................................    729 $   65,526
    Reckitt Benckiser Group P.L.C.....................................  4,095    224,723
   *Redrow P.L.C......................................................  8,714     17,030
    Reed Elsevier P.L.C. ADR..........................................  2,200     74,118
    Regus P.L.C.......................................................  6,442      9,228
    Renishaw P.L.C....................................................  1,838     43,396
    Rentokil Initial P.L.C............................................ 41,610     46,840
    Resolution, Ltd................................................... 37,021    119,204
    Restaurant Group P.L.C............................................  5,452     27,824
    Rexam P.L.C....................................................... 30,233    205,482
    Rightmove P.L.C...................................................  2,579     60,193
    Rio Tinto P.L.C...................................................  1,772     81,603
   #Rio Tinto P.L.C. Sponsored ADR....................................  9,430    435,760
   *Rolls-Royce Holdings P.L.C........................................ 33,307    442,738
    Rotork P.L.C......................................................  1,546     53,367
   *Royal Bank of Scotland Group P.L.C................................  3,977     13,331
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................  8,672     58,883
    Royal Dutch Shell P.L.C. ADR...................................... 21,316  1,504,057
    Royal Dutch Shell P.L.C. Series A.................................     56      1,903
    Royal Dutch Shell P.L.C. Series B.................................  2,289     80,521
    RPC Group P.L.C................................................... 10,354     66,475
    RPS Group P.L.C................................................... 10,423     39,440
    RSA Insurance Group P.L.C......................................... 90,894    154,686
    Sainsbury (J.) P.L.C.............................................. 31,816    160,907
   *Salamander Energy P.L.C...........................................  3,020      8,868
    Savills P.L.C.....................................................  6,177     35,681
    Schroders P.L.C...................................................  3,075     61,732
    Schroders P.L.C. Non-Voting.......................................  1,920     31,654
    SDL P.L.C.........................................................  2,041     21,889
    Senior P.L.C...................................................... 17,526     52,784
    Serco Group P.L.C................................................. 12,629    113,815
    Severfield-Rowen P.L.C............................................  5,972     14,165
    Severn Trent P.L.C................................................  4,570    123,438
    Shanks Group P.L.C................................................  3,683      4,519
    Shire P.L.C. ADR..................................................  1,800    155,124
    SIG P.L.C......................................................... 13,861     20,366
    Smith & Nephew P.L.C. Sponsored ADR...............................  2,100    107,121
    Smiths Group P.L.C................................................  6,982    116,469
   *SOCO International P.L.C..........................................  3,267     16,652
    Spectris P.L.C....................................................  3,589     86,783
    Speedy Hire P.L.C................................................. 13,614      5,098
    Spirax-Sarco Engineering P.L.C....................................  1,260     38,705
    Spirent Communications P.L.C......................................  8,253     21,320
    Spirit Pub Co. P.L.C.............................................. 19,306     15,595
   *Sports Direct International P.L.C.................................  3,641     16,423
    SSE P.L.C......................................................... 10,821    222,258
    St. James's Place P.L.C...........................................  3,661     19,669
    St. Modwen Properties P.L.C.......................................  2,485      6,893
    Stagecoach Group P.L.C............................................  6,568     29,015
    Standard Chartered P.L.C.......................................... 27,011    618,336
    Standard Life P.L.C............................................... 54,121    204,626
    Synergy Health P.L.C..............................................  1,599     22,592
    TalkTalk Telecom Group P.L.C......................................  4,267     11,596
    Taylor Wimpey P.L.C............................................... 50,200     34,643
   *Telecity Group P.L.C..............................................  4,092     54,905
    Telecom Plus P.L.C................................................  1,242     15,555
    Tesco P.L.C....................................................... 79,989    398,262
    Thomas Cook Group P.L.C...........................................  6,613      1,731
    Travis Perkins P.L.C..............................................  7,092    111,771
   *Trinity Mirror P.L.C..............................................  3,332      1,383
    TT electronics P.L.C..............................................  2,291      5,307

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
UNITED KINGDOM -- (Continued)
    Tullett Prebon P.L.C..............................................     1,288 $      5,496
    Tullow Oil P.L.C..................................................    11,039      222,189
    UBM P.L.C.........................................................     5,598       56,099
   *UK Coal P.L.C.....................................................     1,753          230
    Ultra Electronics Holdings P.L.C..................................       409        9,395
    Unilever P.L.C....................................................       345       12,370
    Unilever P.L.C. Sponsored ADR.....................................     7,550      270,366
    Unite Group P.L.C.................................................     1,882        6,239
    United Utilities Group P.L.C......................................     8,342       89,210
   *Vedanta Resources P.L.C...........................................     3,226       49,069
    Victrex P.L.C.....................................................     1,888       37,473
    Vodafone Group P.L.C..............................................   206,526      591,060
    Vodafone Group P.L.C. Sponsored ADR...............................    49,867    1,433,676
    Weir Group P.L.C. (The)...........................................     2,501       64,589
    WH Smith P.LC.....................................................     1,375       11,852
    Whitbread P.L.C...................................................     3,311      110,611
    William Morrison Supermarkets P.L.C...............................    48,645      211,202
   *Wincanton P.L.C...................................................     1,461          915
    Wolseley P.L.C....................................................     5,750      206,806
    WPP P.L.C.........................................................     7,802       98,650
   #WPP P.L.C. Sponsored ADR..........................................     2,474      157,272
    WS Atkins P.L.C...................................................     2,799       32,392
    WSP Group P.L.C...................................................     1,153        7,846
   *Xchanging P.L.C...................................................     3,063        4,651
    Xstrata P.L.C.....................................................     8,462      111,823
  #*Yell Group P.L.C..................................................   138,291        2,810
    Yule Catto & Co. P.L.C............................................     1,365        2,996
                                                                                 ------------
TOTAL UNITED KINGDOM..................................................             26,179,606
                                                                                 ------------
TOTAL COMMON STOCKS...................................................            129,174,911
                                                                                 ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE......................................     2,131      109,654
                                                                                 ------------
UNITED KINGDOM -- (0.0%)
   *Rolls-Royce Holdings P.L.C. Share C Entitlement................... 3,530,542        5,535
                                                                                 ------------
TOTAL PREFERRED STOCKS................................................                115,189
                                                                                 ------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................................     1,817            2
   *Elia System Operator SA STRIP VVPR................................       179           22
   *Nyrstar NV STRIP VVPR.............................................     3,745            9
   *Tessenderlo Chemie NV STRIP VVPR..................................       187           27
                                                                                 ------------
TOTAL BELGIUM.........................................................                     60
                                                                                 ------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................       828           45
                                                                                 ------------
GREECE -- (0.0%)
   *Cyprus Popular Bank PCL Rights 06/29/12...........................     5,885           --
                                                                                 ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 07/27/12................................    36,304        6,656
   *Gamesa Corporacion Tecnologica SA Rights 07/24/12.................     2,153           85
   *Pescanova SA Rights 07/26/12......................................       853           10
                                                                                 ------------
TOTAL SPAIN...........................................................                  6,751
                                                                                 ------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12............................     7,123           73
                                                                                 ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               SHARES      VALUE++
                                                                               ------      -------
UNITED KINGDOM -- (0.1%)
   *Melrose P.L.C. FPR 07/31/12.......................................         29,896 $    103,400
                                                                                      ------------
TOTAL RIGHTS/WARRANTS.................................................                     110,329
                                                                                      ------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)        VALUE+
                                                                              -------      -------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@DFA Short Term Investment Fund....................................     10,000,000   10,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $2,071,367) to be repurchased at $2,030,763..         $2,031    2,030,752
                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL...................................                  12,030,752
                                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $149,661,162)^^...............................................                $141,431,181
                                                                                      ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
  Australia...................... $   964,572 $  8,061,210   --    $  9,025,782
  Austria........................          --      618,362   --         618,362
  Belgium........................     414,253    1,064,347   --       1,478,600
  Canada.........................  13,984,409          418   --      13,984,827
  Denmark........................     423,749      908,286   --       1,332,035
  Finland........................     119,606    1,581,776   --       1,701,382
  France.........................   1,071,529    8,645,417   --       9,716,946
  Germany........................     931,672    6,089,255   --       7,020,927
  Greece.........................      13,425      239,506   --         252,931
  Hong Kong......................          --    1,545,019   --       1,545,019
  Ireland........................       6,968      337,655   --         344,623
  Israel.........................          --      364,090   --         364,090
  Italy..........................     161,090    2,526,168   --       2,687,258
  Japan..........................   2,740,318   25,931,377   --      28,671,695
  Netherlands....................     848,246    2,836,272   --       3,684,518
  New Zealand....................      10,965      277,136   --         288,101
  Norway.........................     126,539    1,211,470   --       1,338,009
  Portugal.......................       9,394      405,122   --         414,516
  Singapore......................          --    1,244,587   --       1,244,587
  Spain..........................     648,334    2,132,146   --       2,780,480
  Sweden.........................     187,868    4,877,936   --       5,065,804
  Switzerland....................   1,848,974    7,585,839   --       9,434,813
  United Kingdom.................   9,646,824   16,532,782   --      26,179,606
Preferred Stocks
  Germany........................          --      109,654   --         109,654
  United Kingdom.................          --        5,535   --           5,535
Rights/Warrants
  Belgium........................          --           60   --              60
  France.........................          --           45   --              45
  Greece.........................          --           --   --              --
  Spain..........................          --        6,751   --           6,751
  Switzerland....................          --           73   --              73
  United Kingdom.................          --      103,400   --         103,400
Securities Lending Collateral....          --   12,030,752   --      12,030,752
                                  ----------- ------------   --    ------------
TOTAL............................ $34,158,735 $107,272,446   --    $141,431,181
                                  =========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES    VALUE++
                                                                       ------    -------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (4.9%)
    Alumina, Ltd...................................................... 37,687 $   26,529
    Asciano Group, Ltd................................................ 17,718     80,388
   #Bank of Queensland, Ltd...........................................  5,659     45,231
    Bendigo and Adelaide Bank, Ltd.................................... 12,103    103,824
   #Boral, Ltd........................................................ 15,539     54,600
   #Caltex Australia, Ltd.............................................  1,429     21,154
    Echo Entertainment Group, Ltd..................................... 18,272     80,101
   #Fairfax Media, Ltd................................................ 35,541     19,481
   #Harvey Norman Holdings, Ltd.......................................  7,208     15,090
    Incitec Pivot, Ltd................................................ 39,877    129,280
    Lend Lease Group NL...............................................  9,422     79,694
    Macquarie Group, Ltd..............................................  6,656    173,183
    New Hope Corp., Ltd...............................................  1,031      4,391
   *Newcrest Mining, Ltd..............................................  2,087     51,038
    Origin Energy, Ltd................................................ 23,840    294,263
    OZ Minerals, Ltd..................................................  5,584     44,022
   *Qantas Airways, Ltd............................................... 25,486     30,354
    Santos, Ltd....................................................... 19,296    216,523
   *Seven Group Holdings, Ltd.........................................  3,080     23,311
   #Sims Metal Management, Ltd........................................  3,434     29,953
    Suncorp Group, Ltd................................................ 27,817    246,724
    TABCorp. Holdings, Ltd............................................ 15,227     51,825
    Tatts Group, Ltd.................................................. 19,733     60,048
    Toll Holdings, Ltd................................................ 11,026     46,317
   *Treasury Wine Estates, Ltd........................................    916      4,235
    Washington H. Soul Pattinson & Co., Ltd...........................  3,490     48,160
    Wesfarmers, Ltd................................................... 26,986    921,001
                                                                              ----------
TOTAL AUSTRALIA.......................................................         2,900,720
                                                                              ----------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...............................................  2,850     51,495
    OMV AG............................................................     46      1,443
   #Raiffeisen Bank International AG..................................  1,529     50,323
                                                                              ----------
TOTAL AUSTRIA.........................................................           103,261
                                                                              ----------
BELGIUM -- (0.9%)
    Ageas............................................................. 42,612     84,514
    Delhaize Group SA.................................................  2,711     96,936
    KBC Groep NV......................................................  1,383     28,887
    Solvay SA.........................................................  1,508    156,569
    UCB SA............................................................  2,787    139,427
                                                                              ----------
TOTAL BELGIUM.........................................................           506,333
                                                                              ----------
CANADA -- (11.3%)
    Astral Media, Inc. Class A........................................    100      4,904
   *AuRico Gold, Inc..................................................  1,900     12,350
    Barrick Gold Corp.................................................  3,389    111,430
   #Bell Aliant, Inc..................................................    700     17,415
    Cameco Corp.......................................................  4,527     94,797
    Canadian National Resources, Ltd..................................  7,705    210,133
    Canadian Natural Resources, Ltd................................... 10,000    272,500
   #Canadian Tire Corp. Class A.......................................  2,200    145,467
    Empire Co., Ltd. Class A..........................................    600     34,157
   #Encana Corp....................................................... 14,355    319,779
   #Enerplus Corp.....................................................  1,972     27,707
    Ensign Energy Services, Inc.......................................  1,403     20,663
    Fairfax Financial Holdings, Ltd...................................    347    130,620
    George Weston, Ltd................................................    700     41,357

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
    Goldcorp, Inc. (2676302)..........................................  9,088 $  328,051
    Goldcorp, Inc. (380956409)........................................  3,900    140,556
   #Husky Energy, Inc.................................................  7,339    182,295
    IAMGOLD Corp. (2446646)...........................................    813      9,080
    IAMGOLD Corp. (450913108).........................................  2,172     24,196
    Industrial Alliance Insurance & Financial Services, Inc...........  1,800     40,116
    Inmet Mining Corp.................................................  2,200     87,509
    Kinross Gold Corp................................................. 20,200    168,795
   #Loblaw Cos., Ltd..................................................  1,800     58,459
   *Lundin Mining Corp................................................  4,970     21,261
    Magna International, Inc..........................................  6,640    266,169
   #Manulife Financial Corp........................................... 35,722    383,633
    Nexen, Inc........................................................  9,316    236,697
   #Pan American Silver Corp..........................................  2,900     43,405
   #Pengrowth Energy Corp.............................................  4,165     26,539
   #Penn West Petroleum, Ltd..........................................  7,406    101,026
   #PetroBakken Energy, Ltd. Class A..................................    600      7,449
   *Precision Drilling Corp...........................................  1,850     14,721
    Progress Energy Resources Corp....................................  1,712     38,854
    Progressive Waste Solutions, Ltd..................................  1,600     32,069
  #*Research In Motion, Ltd...........................................  4,438     31,774
   #Sun Life Financial, Inc........................................... 14,250    309,483
    Suncor Energy, Inc................................................ 32,305    987,656
    Talisman Energy, Inc.............................................. 13,813    170,794
   #Teck Resources, Ltd. Class B...................................... 11,791    330,738
   #Thomson Reuters Corp.............................................. 10,478    297,147
   #TransAlta Corp....................................................  5,411     84,442
   #TransCanada Corp..................................................  5,479    249,515
  #*Uranium One, Inc..................................................  7,548     17,236
    Viterra, Inc...................................................... 10,544    168,855
    Yamana Gold, Inc.................................................. 22,000    326,210
                                                                              ----------
TOTAL CANADA..........................................................         6,628,009
                                                                              ----------
DENMARK -- (1.4%)
    A.P. Moeller-Maersk A.S. Series A.................................      6     39,449
    A.P. Moeller-Maersk A.S. Series B.................................     30    207,571
    Carlsberg A.S. Series B...........................................  3,388    273,849
   *Danske Bank A.S................................................... 16,130    239,110
   *FLSmidth & Co. A.S................................................    111      6,667
    H. Lundbeck A.S...................................................  1,354     26,809
    TDC A.S...........................................................  5,089     34,512
  #*Vestas Wind Systems A.S...........................................  1,259      6,004
                                                                              ----------
TOTAL DENMARK.........................................................           833,971
                                                                              ----------
FINLAND -- (0.5%)
    Kesko Oyj Series B................................................    830     21,433
    Neste Oil Oyj.....................................................    374      3,946
   #Nokia Oyj.........................................................  7,697     18,475
    Stora Enso Oyj Series R........................................... 14,570     82,942
   #UPM-Kymmene Oyj................................................... 16,377    174,938
                                                                              ----------
TOTAL FINLAND.........................................................           301,734
                                                                              ----------
FRANCE -- (8.9%)
    Arkema SA.........................................................    235     17,298
    AXA SA............................................................    911     11,068
    AXA SA Sponsored ADR.............................................. 37,500    455,250
    BNP Paribas SA....................................................  5,694    210,336
    Bollore SA........................................................    132     29,394
    Bouygues SA.......................................................  2,298     57,876
    Cap Gemini SA.....................................................  2,746    100,201

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
    Casino Guichard Perrachon SA......................................  1,254 $  105,164
    Cie de Saint-Gobain SA............................................  8,683    261,473
   *Cie Generale de Geophysique - Veritas SA..........................  4,238    121,306
    Cie Generale des Etablissements Michelin SA Series B..............  2,438    165,655
    Ciments Francais SA...............................................    244     13,476
   *CNP Assurances SA.................................................  3,920     41,296
   *Credit Agricole SA................................................ 29,433    125,801
    Electricite de France SA..........................................  3,090     64,013
    France Telecom SA................................................. 36,344    486,689
    GDF Suez SA....................................................... 35,520    792,636
    Lafarge SA........................................................  4,430    203,087
    Lagardere SCA.....................................................  3,281     88,488
    Natixis SA........................................................ 21,884     54,539
  #*Peugeot SA........................................................  4,276     33,163
    PPR SA............................................................    148     22,129
    Renault SA........................................................  4,615    201,272
    Rexel SA..........................................................  2,512     41,980
    Sanofi SA.........................................................  1,614    131,683
    Sanofi SA ADR.....................................................  7,236    294,071
   *Societe Generale SA............................................... 13,106    288,478
    STMicroelectronics NV............................................. 16,130     86,537
    Thales SA.........................................................    349     10,913
    Vallourec SA......................................................    265     10,971
    Vivendi SA........................................................ 37,887    718,555
                                                                              ----------
TOTAL FRANCE..........................................................         5,244,798
                                                                              ----------
GERMANY -- (7.3%)
    Allianz SE........................................................  2,464    244,451
    Bayerische Motoren Werke AG.......................................  3,898    290,104
   *Celesio AG........................................................     76      1,383
   *Commerzbank AG.................................................... 35,041     54,303
    Daimler AG........................................................ 16,570    825,611
    Deutsche Bank AG (5750355)........................................  1,686     51,188
    Deutsche Bank AG (D18190898)...................................... 13,617    413,140
    Deutsche Lufthansa AG.............................................  7,439     93,508
    Deutsche Post AG..................................................  5,443     97,720
    Deutsche Telekom AG............................................... 65,866    742,442
    E.ON AG........................................................... 31,053    660,873
   #Heidelberger Zement AG............................................  2,192    101,568
    Merck KGaA........................................................    658     66,177
    Munchener Rueckversicherungs-Gesellschaft AG......................  2,720    385,404
    RWE AG............................................................  2,115     83,036
    Salzgitter AG.....................................................  1,060     38,538
    ThyssenKrupp AG...................................................  3,355     61,505
    Volkswagen AG.....................................................    524     83,296
                                                                              ----------
TOTAL GERMANY.........................................................         4,294,247
                                                                              ----------
GREECE -- (0.1%)
    Hellenic Petroleum S.A............................................  5,666     37,049
   *National Bank of Greece S.A.......................................  2,483      3,866
                                                                              ----------
TOTAL GREECE..........................................................            40,915
                                                                              ----------
HONG KONG -- (1.7%)
    Cathay Pacific Airways, Ltd....................................... 17,000     27,997
  #*Foxconn International Holdings, Ltd............................... 17,000      5,063
    Great Eagle Holdings, Ltd.........................................  8,217     20,712
    Henderson Land Development Co., Ltd............................... 30,334    175,795
    Hong Kong & Shanghai Hotels, Ltd.................................. 13,000     16,466
    Hopewell Holdings, Ltd............................................  5,000     14,467
    Hutchison Whampoa, Ltd............................................ 49,000    438,923

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
HONG KONG -- (Continued)
    New World Development Co., Ltd....................................  84,164 $106,912
    Orient Overseas International, Ltd................................   6,000   33,868
    Wharf Holdings, Ltd...............................................   7,000   40,131
    Wheelock & Co., Ltd...............................................  27,000  105,180
                                                                               --------
TOTAL HONG KONG.......................................................          985,514
                                                                               --------
IRELAND -- (0.1%)
    CRH P.L.C.........................................................   1,944   35,592
    CRH P.L.C. Sponsored ADR..........................................   1,763   32,228
                                                                               --------
TOTAL IRELAND.........................................................           67,820
                                                                               --------
ISRAEL -- (0.4%)
    Bank Hapoalim B.M.................................................  15,937   46,180
   *Bank Leumi Le-Israel B.M..........................................  23,640   53,298
    Bezeq Israeli Telecommunication Corp., Ltd........................  16,113   16,210
    Elbit Systems, Ltd................................................     421   13,613
    Israel Chemicals, Ltd.............................................   4,929   58,351
   *Israel Discount Bank, Ltd. Series A...............................  13,386   12,484
   *NICE Systems, Ltd.................................................      56    2,020
   *NICE Systems, Ltd. Sponsored ADR..................................   1,134   40,824
   *Partner Communications Co., Ltd...................................     656    2,161
                                                                               --------
TOTAL ISRAEL..........................................................          245,141
                                                                               --------
ITALY -- (0.9%)
  #*Banca Monte Dei Paschi di Siena SpA...............................  88,378   19,529
   *Fiat SpA..........................................................  16,709   81,881
  #*Finmeccanica SpA..................................................   3,600   13,154
   #Mediaset SpA......................................................   7,532   13,128
    Parmalat SpA......................................................   2,927    5,519
    Telecom Italia SpA................................................ 234,061  190,532
   *UniCredit SpA.....................................................  37,215  126,090
    Unione di Banche Italiane ScpA....................................  24,403   70,675
                                                                               --------
TOTAL ITALY...........................................................          520,508
                                                                               --------
JAPAN -- (19.1%)
    77 Bank, Ltd. (The)...............................................   9,864   37,127
   #Aeon Co., Ltd.....................................................  10,100  121,611
    Alfresa Holdings Corp.............................................   1,000   53,157
    Amada Co., Ltd....................................................  10,000   52,586
    Asahi Glass Co., Ltd..............................................   6,000   35,225
    Asahi Kasei Corp..................................................  21,000  111,303
    Bank of Kyoto, Ltd. (The).........................................   7,000   51,196
    Canon Marketing Japan, Inc........................................   1,500   20,197
    Chugoku Bank, Ltd. (The)..........................................   3,000   38,201
    Chuo Mitsui Trust Holdings, Inc...................................  17,000   48,556
    Citizen Holdings Co., Ltd.........................................   4,700   25,967
    Coca-Cola West Co., Ltd...........................................   1,800   30,805
    Cosmo Oil Co., Ltd................................................  20,636   45,003
    Dai Nippon Printing Co., Ltd......................................  19,000  144,411
    Daicel Corp.......................................................   4,000   23,940
    Daiwa Securities Group, Inc.......................................  16,000   59,633
    Fuji Media Holdings, Inc..........................................      10   17,013
    FUJIFILM Holdings Corp............................................  13,400  239,327
   *Fujitsu, Ltd......................................................  10,000   39,231
    Fukuoka Financial Group, Inc......................................  27,000   98,461
    Glory, Ltd........................................................   1,800   37,246
    Gunma Bank, Ltd. (The)............................................  11,735   57,052
    Hachijuni Bank, Ltd. (The)........................................  11,000   58,365
    Hakuhodo DY Holdings, Inc.........................................     560   36,877
   #Hankyu Hanshin Holdings, Inc......................................   5,000   26,778

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Hitachi Capital Corp..............................................   1,700 $   30,844
    Hitachi High-Technologies Corp....................................   1,400     34,846
    Hokuhoku Financial Group, Inc.....................................  20,000     29,002
    House Foods Corp..................................................   2,300     38,355
    Idemitsu Kosan Co., Ltd...........................................     800     67,011
    Inpex Corp........................................................      44    244,480
    Isetan Mitsukoshi Holdings, Ltd...................................  11,400    120,017
    Iyo Bank, Ltd. (The)..............................................   4,000     30,808
    J. Front Retailing Co., Ltd.......................................  15,000     74,322
    JFE Holdings, Inc.................................................   9,100    119,286
    Joyo Bank, Ltd. (The).............................................   8,000     35,648
    JTEKT Corp........................................................   2,800     24,580
    JX Holdings, Inc..................................................  56,740    272,740
    Kagoshima Bank, Ltd. (The)........................................   3,238     19,468
    Kajima Corp.......................................................   5,000     14,300
    Kamigumi Co., Ltd.................................................   5,000     40,097
    Kaneka Corp.......................................................   9,000     46,288
  #*Kawasaki Kisen Kaisha, Ltd........................................  14,000     21,202
    Keiyo Bank, Ltd. (The)............................................   9,000     40,341
    Kinden Corp.......................................................   4,000     26,897
    Kirin Holdings Co., Ltd...........................................   2,000     22,686
    Kobe Steel, Ltd...................................................  20,000     18,697
    Konica Minolta Holdings, Inc......................................   6,500     45,833
    Kyocera Corp......................................................   3,000    237,367
    Kyowa Hakko Kirin Co., Ltd........................................   3,000     33,368
    LIXIL Group Corp..................................................   4,400     91,957
    Marui Group Co., Ltd..............................................   7,158     52,317
    Maruichi Steel Tube, Ltd..........................................     900     17,480
   *Mazda Motor Corp..................................................  19,000     22,787
    Medipal Holdings Corp.............................................   5,100     73,362
    Meiji Holdings Co., Ltd...........................................     800     36,530
    Mitsubishi Chemical Holdings Corp.................................  18,000     75,961
    Mitsubishi Corp...................................................  24,100    476,907
    Mitsubishi Gas Chemical Co., Inc..................................  12,000     68,811
    Mitsubishi Heavy Industries, Ltd..................................  50,000    201,887
    Mitsubishi Logistics Corp.........................................   3,000     31,680
    Mitsubishi Materials Corp.........................................  37,000    101,986
    Mitsubishi Tanabe Pharma Corp.....................................   2,400     36,629
    Mitsubishi UFJ Financial Group, Inc............................... 331,000  1,605,032
   #Mitsubishi UFJ Financial Group, Inc. ADR..........................  74,759    363,329
    Mitsui & Co., Ltd.................................................  18,800    277,613
    Mitsui Chemicals, Inc.............................................  17,000     38,100
   #Mitsui O.S.K. Lines, Ltd..........................................   9,000     27,162
    MS&AD Insurance Group Holdings, Inc...............................   7,019    113,515
    Nagase & Co., Ltd.................................................   3,111     35,822
  #*NEC Corp..........................................................  65,000     86,591
    Nippon Electric Glass Co., Ltd....................................   7,000     36,851
    Nippon Express Co., Ltd...........................................  17,000     69,222
    Nippon Meat Packers, Inc..........................................   6,000     78,402
   #Nippon Paper Group, Inc...........................................   3,600     45,531
    Nippon Shokubai Co., Ltd..........................................   2,000     24,331
    Nippon Steel Corp.................................................  95,000    189,563
    Nippon Television Network Corp....................................     150     22,962
    Nippon Yusen K.K..................................................  26,000     57,532
    Nishi-Nippon Bank, Ltd............................................  18,779     41,050
    Nisshin Seifun Group, Inc.........................................   2,500     29,770
    Nisshin Steel Co., Ltd............................................  16,000     17,605
    Nisshinbo Holdings, Inc...........................................   3,000     19,638
    Nomura Holdings, Inc..............................................  54,200    189,786
    Obayashi Corp.....................................................  19,000     86,252
    OJI Paper Co., Ltd................................................  16,000     53,285

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd..........................................  3,000 $    22,429
    Panasonic Corp.................................................... 36,800     254,706
    Panasonic Corp. Sponsored ADR.....................................  6,659      46,080
    Rengo Co., Ltd....................................................  4,000      22,008
   #Ricoh Co., Ltd.................................................... 23,000     157,248
    Rohm Co., Ltd.....................................................  3,200     114,853
    Sankyo Co., Ltd...................................................    400      19,826
    SBI Holdings, Inc.................................................    688      46,455
   #Seiko Epson Corp..................................................  3,500      27,856
    Sekisui House, Ltd................................................ 20,000     191,116
   #Sharp Corp........................................................ 28,086      96,080
    Shiga Bank, Ltd...................................................  7,108      38,915
    Shimizu Corp...................................................... 11,000      34,260
    Shinsei Bank, Ltd................................................. 22,000      24,785
   #Showa Denko K.K...................................................  8,000      14,413
    Showa Shell Sekiyu K.K............................................  1,400       7,596
    SKY Perfect JSAT Holdings, Inc....................................     46      19,164
    Sojitz Corp....................................................... 26,100      40,463
   #Sony Corp. Sponsored ADR.......................................... 22,200     269,730
    Sumitomo Corp..................................................... 28,900     404,863
    Sumitomo Electric Industries, Ltd................................. 25,100     295,163
    Sumitomo Forestry Co., Ltd........................................  2,700      23,267
   *Sumitomo Metal Mining Co., Ltd....................................  3,000      32,043
    Sumitomo Mitsui Financial Group, Inc..............................  2,400      75,579
    Suzuken Co., Ltd..................................................    800      28,674
    Taisei Corp....................................................... 35,297      97,035
    Takashimaya Co., Ltd..............................................  6,000      43,725
    Teijin, Ltd.......................................................  9,000      26,323
    Tokai Rika Co., Ltd...............................................    600       9,271
    Tokyo Broadcasting System, Inc....................................  1,600      18,398
    Toppan Printing Co., Ltd.......................................... 16,000      99,124
    Tosoh Corp........................................................  8,000      19,653
    Toyo Seikan Kaisha, Ltd...........................................  4,251      49,921
    Toyota Motor Corp.................................................  7,495     286,585
    Toyota Tsusho Corp................................................  4,300      79,507
    UNY Co., Ltd......................................................  6,250      56,253
    Wacoal Corp.......................................................  2,000      23,856
   *Yamada Denki Co., Ltd.............................................    530      27,468
    Yamaguchi Financial Group, Inc....................................  5,852      49,311
    Yamaha Corp.......................................................  3,100      29,807
    Yamato Kogyo Co., Ltd.............................................    800      22,555
                                                                              -----------
TOTAL JAPAN...........................................................         11,241,353
                                                                              -----------
NETHERLANDS -- (2.7%)
    Aegon NV.......................................................... 46,979     213,256
    Akzo Nobel NV.....................................................  3,894     210,177
    ArcelorMittal NV.................................................. 17,931     285,460
   #ArcelorMittal NV ADR..............................................  6,200      98,580
   *ING Groep NV...................................................... 37,522     246,835
    Koninklijke DSM NV................................................  2,616     128,766
    Koninklijke Philips Electronics NV................................ 19,504     428,938
                                                                              -----------
TOTAL NETHERLANDS.....................................................          1,612,012
                                                                              -----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd...............................................  5,869      23,747
    Fletcher Building, Ltd............................................  4,645      22,899
                                                                              -----------
TOTAL NEW ZEALAND.....................................................             46,646
                                                                              -----------
NORWAY -- (0.9%)
    Aker ASA Series A.................................................    235       6,568

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
NORWAY -- (Continued)
    BW Offshore, Ltd..................................................     750 $      688
    DNB ASA...........................................................   9,906    104,002
   *Marine Harvest ASA................................................  52,362     34,884
    Norsk Hydro ASA...................................................  26,577    107,940
    Orkla ASA.........................................................  22,047    157,367
    Petroleum Geo-Services ASA........................................   2,873     42,041
   *Storebrand ASA....................................................   7,005     26,634
    Subsea 7 SA.......................................................   3,264     68,220
                                                                               ----------
TOTAL NORWAY..........................................................            548,344
                                                                               ----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA...........................................  13,032      8,012
   *EDP Renovaveis SA.................................................   4,290     13,222
    Portugal Telecom SA...............................................   2,263      9,599
                                                                               ----------
TOTAL PORTUGAL........................................................             30,833
                                                                               ----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd...................................................  45,500    109,041
    CapitaMalls Asia, Ltd.............................................  13,000     16,951
    Golden Agri-Resources, Ltd........................................ 137,000     81,131
   *Indofood Agri Resources, Ltd......................................   9,000     10,002
    Keppel Land, Ltd..................................................   8,000     21,974
  #*Neptune Orient Lines, Ltd.........................................  14,000     12,863
    Singapore Airlines, Ltd...........................................  21,000    178,281
    United Industrial Corp., Ltd......................................  31,000     65,888
    UOL Group, Ltd....................................................   4,000     16,601
    Venture Corp., Ltd................................................   3,000     17,943
    Wheelock Properties, Ltd..........................................  14,000     20,377
                                                                               ----------
TOTAL SINGAPORE.......................................................            551,052
                                                                               ----------
SPAIN -- (1.7%)
    Acciona SA........................................................     893     38,850
   #Banco de Sabadell SA..............................................  35,675     67,935
    Banco Espanol de Credito SA.......................................   5,354     14,037
   #Banco Popular Espanol SA..........................................  40,059     75,168
    Banco Santander SA................................................ 115,247    697,808
    CaixaBank SA......................................................   6,971     22,772
    Gas Natural SDG SA................................................     230      2,832
    Iberdrola SA......................................................  20,872     75,599
                                                                               ----------
TOTAL SPAIN...........................................................            995,001
                                                                               ----------
SWEDEN -- (2.9%)
    Boliden AB........................................................   4,059     61,540
    Meda AB Series A..................................................   1,254     11,842
    Nordea Bank AB....................................................  34,236    318,802
    Skandinaviska Enskilda Banken AB Series A.........................  35,139    257,576
   #SSAB AB Series A..................................................   3,054     25,015
    SSAB AB Series B..................................................   1,349      9,694
    Svenska Cellulosa AB Series A.....................................     637     10,800
    Svenska Cellulosa AB Series B.....................................  14,293    242,719
    Swedbank AB Series A..............................................  15,224    264,609
    Telefonaktiebolaget LM Ericsson AB Series B.......................  49,909    463,447
    TeliaSonera AB....................................................   5,298     35,015
                                                                               ----------
TOTAL SWEDEN..........................................................          1,701,059
                                                                               ----------
SWITZERLAND -- (5.0%)
   *ABB, Ltd..........................................................  17,548    305,097
    Adecco SA.........................................................   2,447    107,268
    Aryzta AG.........................................................     697     34,598
    Baloise Holding AG................................................     817     53,909

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG............................................  18,833 $   320,634
    Credit Suisse Group AG Sponsored ADR..............................     600      10,236
    Holcim, Ltd.......................................................   7,487     440,597
    Lonza Group AG....................................................     612      27,604
    Novartis AG ADR...................................................   1,759     103,113
    Sulzer AG.........................................................     161      20,765
    Swiss Life Holding AG.............................................     855      81,567
    Swiss Re, Ltd.....................................................  11,082     693,717
    UBS AG............................................................  43,878     461,597
    Zurich Insurance Group AG.........................................   1,303     289,191
                                                                               -----------
TOTAL SWITZERLAND.....................................................           2,949,893
                                                                               -----------
UNITED KINGDOM -- (19.6%)
    Anglo American P.L.C..............................................   6,513     193,009
    Aviva P.L.C.......................................................  64,363     294,729
    Barclays P.L.C....................................................  32,832      85,507
   #Barclays P.L.C. Sponsored ADR.....................................  56,729     593,385
    BP P.L.C..........................................................  27,919     185,379
    BP P.L.C. Sponsored ADR...........................................  44,231   1,764,817
    Carnival P.L.C. ADR...............................................   7,600     254,676
    Eurasian Natural Resources Corp. P.L.C............................   2,074      12,709
    HSBC Holdings P.L.C...............................................  39,336     329,418
    HSBC Holdings P.L.C. Sponsored ADR................................   3,257     136,143
   *International Consolidated Airlines Group SA......................  36,571      91,456
    Investec P.L.C....................................................  15,846      93,366
    Kazakhmys P.L.C...................................................   3,739      41,081
    Kingfisher P.L.C..................................................  80,602     336,165
   *Lloyds Banking Group P.L.C........................................ 415,034     196,849
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  72,725     137,450
    Mondi P.L.C.......................................................   6,178      52,560
    Old Mutual P.L.C.................................................. 112,791     277,644
    Pearson P.L.C. Sponsored ADR......................................   8,925     167,612
    Resolution, Ltd...................................................  24,947      80,327
    Rexam P.L.C.......................................................  12,610      85,705
   *Royal Bank of Scotland Group P.L.C................................  39,064     130,937
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................   5,598      38,010
    Royal Dutch Shell P.L.C. ADR......................................  30,546   2,155,326
    RSA Insurance Group P.L.C.........................................   9,205      15,665
    Sainsbury (J.) P.L.C..............................................  35,798     181,046
   *Vedanta Resources P.L.C...........................................     948      14,420
   *Veripos, Inc......................................................     326         628
    Vodafone Group P.L.C. Sponsored ADR...............................  89,953   2,586,149
    William Morrison Supermarkets P.L.C...............................  33,946     147,383
    WPP P.L.C.........................................................  21,698     274,353
    WPP P.L.C. Sponsored ADR..........................................      63       4,005
    Xstrata P.L.C.....................................................  44,047     582,069
                                                                               -----------
TOTAL UNITED KINGDOM..................................................          11,539,978
                                                                               -----------
TOTAL COMMON STOCKS...................................................          53,889,142
                                                                               -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Porsche Automobil Holding SE......................................   3,143     161,728
                                                                               -----------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 07/27/12................................  94,887      17,396
                                                                               -----------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12............................  14,366         147
                                                                               -----------
TOTAL RIGHTS/WARRANTS.................................................              17,543
                                                                               -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)       VALUE+
                                                                              -------     -------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@DFA Short Term Investment Fund....................................      3,000,000 $ 3,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,767,556) to be repurchased at $1,732,907..         $1,733   1,732,898
                                                                                      -----------
TOTAL SECURITIES LENDING COLLATERAL...................................                  4,732,898
                                                                                      -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $70,629,409)^^................................................                $58,801,311
                                                                                      ===========

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                      -------------------------------------------
                                                        LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                      ----------- ----------- ------- -----------
Common Stocks
  Australia..........................................          -- $ 2,900,720   --    $ 2,900,720
  Austria............................................          --     103,261   --        103,261
  Belgium............................................          --     506,333   --        506,333
  Canada............................................. $ 6,628,009          --   --      6,628,009
  Denmark............................................          --     833,971   --        833,971
  Finland............................................          --     301,734   --        301,734
  France.............................................     749,321   4,495,477   --      5,244,798
  Germany............................................     413,140   3,881,107   --      4,294,247
  Greece.............................................          --      40,915   --         40,915
  Hong Kong..........................................          --     985,514   --        985,514
  Ireland............................................      32,228      35,592   --         67,820
  Israel.............................................      40,824     204,317   --        245,141
  Italy..............................................          --     520,508   --        520,508
  Japan..............................................     679,139  10,562,214   --     11,241,353
  Netherlands........................................      98,580   1,513,432   --      1,612,012
  New Zealand........................................          --      46,646   --         46,646
  Norway.............................................          --     548,344   --        548,344
  Portugal...........................................          --      30,833   --         30,833
  Singapore..........................................          --     551,052   --        551,052
  Spain..............................................          --     995,001   --        995,001
  Sweden.............................................          --   1,701,059   --      1,701,059
  Switzerland........................................     113,349   2,836,544   --      2,949,893
  United Kingdom.....................................   7,837,573   3,702,405   --     11,539,978
Preferred Stocks
  Germany............................................          --     161,728   --        161,728
Rights/Warrants
  Spain..............................................          --      17,396   --         17,396
  Switzerland........................................          --         147   --            147
Securities Lending Collateral........................          --   4,732,898   --      4,732,898
                                                      ----------- -----------   --    -----------
TOTAL................................................ $16,592,163 $42,209,148   --    $58,801,311
                                                      =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES    VALUE++
                                                                        ------    -------
COMMON STOCKS -- (87.6%)
BRAZIL -- (7.9%)
    AES Tiete SA......................................................  11,162 $  133,615
    Aliansce Shopping Centers SA......................................  20,914    191,769
    All America Latina Logistica SA...................................  82,700    383,797
    Anhanguera Educacional Participacoes SA...........................  27,097    384,795
   *Arezzo Industria e Comercio SA....................................   4,600     72,394
    Autometal SA......................................................   6,500     50,149
   *B2W Cia Global Do Varejo SA.......................................  12,200     40,127
    Banco Bradesco SA.................................................  52,277    661,754
    Banco do Brasil SA................................................  97,620  1,032,318
    Banco Santander Brasil SA ADR..................................... 144,575  1,103,107
    Bematech SA.......................................................   9,300     17,064
   *BHG SA - Brazil Hospitality Group.................................     200      1,895
    BM&F Bovespa SA................................................... 324,325  1,824,842
    BR Malls Participacoes SA.........................................  57,223    669,352
    Brasil Brokers Participacoes SA...................................  35,800    110,761
    BRF - Brasil Foods SA.............................................  52,600    751,062
    BRF - Brasil Foods SA ADR.........................................  41,233    592,931
    Brookfield Incorporacoes SA.......................................  50,911     77,266
    CCR SA............................................................  61,800    516,005
   *CCX Carvao da Colombia SA.........................................   5,622     11,660
    Centrais Eletricas Brasileiras SA.................................   3,600     24,700
   #Centrais Eletricas Brasileiras SA ADR.............................   9,056     87,390
    Centrais Eletricas Brasileiras SA Sponsored ADR...................  21,859    149,297
    CETIP SA - Mercados Organizados...................................  18,846    237,552
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............   6,469    545,984
    Cia de Saneamento de Minas Gerais-Copasa SA.......................  15,600    381,550
    Cia Energetica de Minas Gerais SA.................................   6,452    103,910
    Cia Hering SA.....................................................  14,450    286,997
    Cia Siderurgica Nacional SA Sponsored ADR.........................  89,890    465,630
    Cielo SA..........................................................  21,515    628,792
    Cosan SA Industria e Comercio.....................................  24,328    369,693
    CPFL Energia SA...................................................  14,100    163,486
    CPFL Energia SA ADR...............................................   4,050     93,717
    Cremer SA.........................................................   7,500     56,363
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........  63,300    463,352
    Cyrela Commercial Properties SA Empreendimentos e Participacoes...   1,400     18,446
    Direcional Engenharia SA..........................................   3,500     16,482
    Duratex SA........................................................  51,127    298,149
    EcoRodovias Infraestrutura e Logistica SA.........................  28,200    226,789
    Embraer SA........................................................  42,200    268,950
    Embraer SA ADR....................................................  18,971    481,484
    Energias do Brazil SA.............................................  55,200    365,540
    Equatorial Energia SA.............................................  15,787    118,025
    Estacio Participacoes SA..........................................  14,200    174,694
    Eternit SA........................................................  20,866    109,258
    Even Construtora e Incorporadora SA...............................  40,500    128,662
    EZ Tec Empreendimentos e Participacoes SA.........................   9,700    102,955
   *Fertilizantes Heringer SA.........................................   6,700     50,319
  #*Fibria Celulose SA Sponsored ADR..................................  52,559    404,179
    Forjas Taurus SA..................................................   2,402      3,177
   *Gafisa SA.........................................................  24,200     30,114
  #*Gafisa SA ADR.....................................................  31,200     76,440
   *General Shopping Brasil SA........................................   5,100     22,125
    Gerdau SA.........................................................  32,800    241,214
   *Gol Linhas Aereas Inteligentes SA ADR.............................     100        466
    Grendene SA.......................................................  21,300    120,366
    Guararapes Confeccoes SA..........................................   1,600     67,312
    Helbor Empreendimentos SA.........................................  30,100    133,520

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
BRAZIL -- (Continued)
   *Hypermarcas SA....................................................  76,490 $  490,847
    Iguatemi Empresa de Shopping Centers SA...........................   7,852    167,255
    Industrias Romi SA................................................   3,400      8,943
    International Meal Co. Holdings SA................................   6,200     58,061
    Iochpe-Maxion SA..................................................  16,800    182,167
    Itau Unibanco Holding SA..........................................  23,100    321,272
   *JBS SA............................................................ 128,200    338,455
    JHSF Participacoes SA.............................................  23,700     71,822
    JSL SA............................................................  19,300     96,067
   *Kepler Weber SA................................................... 108,600     12,719
   *Kroton Educacional SA Common Shares...............................     725        708
   *Kroton Educacional SA Unit Shares.................................  16,998    257,143
    Light SA..........................................................  19,298    238,259
    Localiza Rent a Car SA............................................  12,200    197,062
   *Log-in Logistica Intermodal SA....................................   6,600     20,516
    Lojas Americanas SA...............................................  15,206     99,956
    Lojas Renner SA...................................................  13,700    407,617
    LPS Brasil Consultoria de Imoveis SA..............................   5,800    101,610
   *Lupatech SA.......................................................   2,000      3,084
   *M. Dias Branco SA.................................................   3,700    103,821
    Magnesita Refratarios SA..........................................  24,100     70,917
    Mahle-Metal Leve SA Industria e Comercio..........................   8,700     94,209
   *Marfrig Alimentos SA..............................................  34,691    163,535
    Marisa Lojas SA...................................................   9,483    103,984
   *Metalfrio Solutions SA............................................   3,700      6,338
    Mills Estruturas e Servicos de Engenharia SA......................  12,400    168,706
    Minerva SA........................................................  11,500     52,023
   *MMX Mineracao e Metalicos SA......................................  53,016    149,279
   *MPX Energia SA....................................................   5,622     91,880
    MRV Engenharia e Participacoes SA.................................  61,702    338,741
    Multiplan Empreendimentos Imobiliarios SA.........................  11,137    280,164
   *Multiplus SA......................................................   6,200    149,887
    Natura Cosmeticos SA..............................................  13,400    350,040
    Obrascon Huarte Lain Brasil SA....................................  18,000    155,124
   *OGX Petroleo e Gas Participacoes SA...............................      75        209
    Oi SA.............................................................  32,016    182,487
   #Oi SA ADR (670851104).............................................   1,991     11,189
   #Oi SA ADR (670851203).............................................  29,023    430,992
   *Paranapanema SA...................................................  28,600     31,961
    PDG Realty SA Empreendimentos e Participacoes..................... 180,399    305,478
    Petroleo Brasileiro SA ADR........................................ 168,123  3,300,254
    Plascar Participacoes Industriais SA..............................  36,800     14,546
    Porto Seguro SA...................................................  24,300    210,129
   *PortX Operacoes Portuarias SA.....................................  24,600     35,414
   *Positivo Informatica SA...........................................   6,400     16,896
   *QGEP Participacoes SA.............................................   6,400     27,265
    Raia Drogasil SA..................................................  23,414    263,025
    Redecard SA.......................................................  30,539    492,540
   *Refinaria de Petroleos Manguinhos SA..............................  40,500     16,009
    Restoque Comercio e Confeccoes de Roupas SA.......................  18,000     93,109
    Rodobens Negocios Imobiliarios SA.................................   5,000     23,790
    Rossi Residencial SA..............................................  30,968     71,028
    Santos Brasil Participacoes SA....................................   8,400    131,132
    Sao Martinho SA...................................................  12,584    135,101
    SLC Agricola SA...................................................  10,100    111,636
    Sonae Sierra Brasil SA............................................   2,700     37,222
   *Springs Global Participacoes SA...................................  12,300     15,846
    Sul America SA....................................................  40,174    243,295
   *T4F Entretenimento SA.............................................   4,600     38,116
    Tecnisa SA........................................................  20,900     74,453
    Tegma Gestao Logistica SA.........................................   4,297     71,715

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          SHARES     VALUE++
                                                                                          ------     -------
BRAZIL -- (Continued)
    Telefonica Brasil SA.............................................................      2,529 $    53,500
   *Terna Participacoes SA...........................................................        600      20,903
    Tim Participacoes SA.............................................................     20,300      84,600
   #Tim Participacoes SA ADR.........................................................     12,247     259,024
    Totvs SA.........................................................................     13,400     246,525
    Tractebel Energia SA.............................................................     12,862     230,853
    Triunfo Participacoes e Investimentos SA.........................................      3,300      12,883
    Ultrapar Participacoes SA........................................................     24,844     582,546
    Usinas Siderurgicas de Minas Gerais SA...........................................     29,200     117,843
    Vale SA Sponsored ADR............................................................    152,700   2,756,235
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA..     10,340     161,670
   *Vanguarda Agro SA................................................................    265,400      47,920
   *Viver Incorporadora e Construtora SA.............................................     36,653      26,293
    WEG SA...........................................................................     27,171     248,612
                                                                                                 -----------
TOTAL BRAZIL.........................................................................             32,730,197
                                                                                                 -----------
CHILE -- (1.9%)
   *AES Gener SA.....................................................................    228,630     124,320
    Aguas Andinas SA Series A........................................................    420,014     277,535
    Banco de Chile SA................................................................     58,859       8,388
   #Banco de Chile SA Series F ADR...................................................      2,972     253,928
    Banco de Credito e Inversiones SA................................................      4,645     294,425
    Banco Santander Chile SA ADR.....................................................      4,501     338,295
    Besalco SA.......................................................................     51,211      86,722
    CAP SA...........................................................................      8,367     300,709
    Cencosud SA......................................................................     96,090     549,370
    Cia General de Electricidad SA...................................................     42,429     186,327
   *Colbun SA........................................................................    678,571     189,058
   *Compania Sud Americana de Vapores SA.............................................  1,172,552     143,305
    Corpbanca SA..................................................................... 21,199,968     264,807
    E.CL SA..........................................................................     69,071     155,955
    Empresa Nacional de Electricidad SA Sponsored ADR................................     11,299     564,837
    Empresas CMPC SA.................................................................    156,286     585,971
    Empresas Copec SA................................................................     47,340     686,638
    Empresas Hites SA................................................................     25,655      17,006
    Empresas Iansa SA................................................................    569,080      45,503
   *Empresas La Polar SA.............................................................     24,533      12,502
    Enersis SA Sponsored ADR.........................................................     27,456     454,397
    ENTEL Chile SA...................................................................     13,123     258,056
    Forus SA.........................................................................     12,029      49,835
    Grupo Security SA................................................................    135,206      45,491
    Inversiones Aguas Metropolitanas SA..............................................     94,507     172,080
   *Latam Airlines Group SA..........................................................     18,810     458,960
   #Latam Airlines Group SA Sponsored ADR............................................     11,529     283,498
    Madeco SA........................................................................  1,561,961      61,508
    Masisa SA........................................................................    568,238      55,323
    Molibdenos y Metales SA..........................................................      4,602      76,263
    Multiexport Foods SA.............................................................     51,707      12,960
    Parque Arauco SA.................................................................     76,080     144,201
    PAZ Corp. SA.....................................................................     23,268      11,038
    Ripley Corp. SA..................................................................     91,129      81,171
    S.A.C.I. Falabella SA............................................................     22,418     218,259
    Salfacorp SA.....................................................................     45,855      84,348
    Sigdo Koppers SA.................................................................     60,843     146,326
   *Sociedad Matriz SAAM SA..........................................................  1,309,584     145,133
    Socovesa SA......................................................................    116,554      48,770
    Sonda SA.........................................................................     48,949     146,619
                                                                                                 -----------
TOTAL CHILE..........................................................................              8,039,837
                                                                                                 -----------
CHINA -- (13.7%)
   #361 Degrees International, Ltd...................................................     96,000      21,411

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
   *A8 Digital Music Holdings, Ltd....................................    22,000 $    2,106
   #Agile Property Holdings, Ltd......................................   242,000    286,091
    Agricultural Bank of China, Ltd. Series H......................... 1,959,000    791,554
    Air China, Ltd. Series H..........................................   212,000    149,474
   #Ajisen China Holdings, Ltd........................................   111,000     76,459
  #*Aluminum Corp. of China, Ltd. ADR.................................    17,795    182,043
    AMVIG Holdings, Ltd...............................................    98,000     44,026
  #*Angang Steel Co., Ltd. Series H...................................   214,000    109,384
   #Anhui Conch Cement Co., Ltd. Series H.............................   108,500    283,419
    Anhui Expressway Co., Ltd. Series H...............................    66,000     29,681
    Anhui Tianda Oil Pipe Co., Ltd. Series H..........................    68,000      9,044
   #Anta Sports Products, Ltd.........................................   163,000     90,968
    Anton Oilfield Services Group.....................................   166,000     32,598
    Anxin-China Holdings, Ltd.........................................   380,000     69,706
    Asia Cement China Holdings Corp...................................   122,000     48,749
   *Asia Energy Logistics Group, Ltd.................................. 1,900,000     29,032
    Asian Citrus Holdings, Ltd........................................   102,000     48,487
   *AVIC International Holding HK, Ltd................................   642,000     18,164
    Bank of China, Ltd. Series H...................................... 6,277,356  2,379,611
    Bank of Communications Co., Ltd. Series H.........................   656,580    433,039
    Baoye Group Co., Ltd. Series H....................................    26,000     13,297
   *BaWang International Group Holding, Ltd...........................   182,000     12,788
    BBMG Corp. Series H...............................................   171,641    106,472
    Beijing Capital International Airport Co., Ltd. Series H..........   292,000    198,009
    Beijing Capital Land, Ltd. Series H...............................   206,000     62,815
   #Beijing Enterprises Water Group, Ltd..............................   648,000    119,708
    Beijing Jingkelong Co., Ltd. Series H.............................    46,000     31,065
    Beijing North Star Co., Ltd. Series H.............................   110,000     19,713
   *Beijing Properties Holdings, Ltd..................................   276,000     13,307
    Belle International Holdings, Ltd.................................   297,000    545,786
   #Biostime International Holdings, Ltd..............................    14,000     31,246
    Boer Power Holdings, Ltd..........................................    83,000     22,827
    Bosideng International Holdings, Ltd..............................   390,000    101,978
  #*Brilliance China Automotive Holdings, Ltd.........................   212,000    171,585
  #*BYD Co., Ltd. Series H............................................    95,500    161,262
    BYD Electronic International Co., Ltd.............................   122,500     23,992
    C C Land Holdings, Ltd............................................   259,125     55,247
    C.P. Pokphand Co., Ltd............................................   452,000     55,729
   *Carnival Group International Holdings, Ltd........................    57,000      2,934
    Catic Shenzhen Holdings, Ltd. Series H............................     6,000      2,212
    Central China Real Estate, Ltd....................................    86,194     21,034
    Changshouhua Food Co., Ltd........................................    25,000     12,506
   *Chaoda Modern Agriculture Holdings, Ltd...........................   600,243     36,013
   #Chaowei Power Holdings, Ltd.......................................    94,000     54,163
   *Chigo Holding, Ltd................................................   248,000      5,056
    China Aerospace International Holdings, Ltd.......................   432,000     30,971
    China Agri-Industries Holdings, Ltd...............................   370,000    182,095
  #*China All Access Holdings, Ltd....................................    90,000     17,097
    China Aoyuan Property Group, Ltd..................................   297,000     38,485
    China Automation Group, Ltd.......................................   105,000     18,701
    China BlueChemical, Ltd. Series H.................................   341,143    224,143
  #*China Chengtong Development Group, Ltd............................    62,784      2,541
    China Citic Bank Corp., Ltd. Series H............................. 1,185,000    594,429
    China Coal Energy Co., Ltd. Series H..............................   595,000    544,298
   *China Communications Services Corp., Ltd. Series H................   450,800    229,087
    China Construction Bank Corp. Series H............................ 5,949,990  3,990,387
  #*China COSCO Holdings Co., Ltd. Series H...........................   407,000    167,472
   #China Dongxiang Group Co., Ltd....................................   542,000     42,407
  #*China Eastern Airlines Corp., Ltd. Series H.......................   148,000     51,457
   *China Energine International Holdings, Ltd........................   270,000      6,501
   #China Everbright International, Ltd...............................   297,000    153,271

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
    China Everbright, Ltd.............................................   192,000 $  256,647
    China Gas Holdings, Ltd...........................................   438,000    232,151
    China Glass Holdings, Ltd.........................................   106,000     10,680
   #China Green Holdings, Ltd.........................................   144,000     32,053
    China Haidian Holdings, Ltd.......................................   258,000     27,205
   #China High Precision Automation Group, Ltd........................    73,000     25,276
  #*China High Speed Transmission Equipment Group Co., Ltd............   259,993     69,566
   *China Huiyuan Juice Group, Ltd....................................   123,500     41,180
    China Liansu Group Holdings, Ltd..................................    87,000     38,830
    China Life Insurance Co., Ltd.....................................    22,000     60,251
   #China Life Insurance Co., Ltd. ADR................................    22,370    922,315
    China Lilang, Ltd.................................................    66,000     39,808
    China Longyuan Power Group Corp. Series H.........................   231,000    148,873
   #China Lumena New Materials Corp...................................   574,000     89,243
    China Mengniu Dairy Co., Ltd......................................   108,000    318,755
   #China Merchants Bank Co., Ltd. Series H...........................   375,695    688,205
    China Merchants Holdings International Co., Ltd...................   148,702    458,616
   #China Metal Recycling Holdings, Ltd...............................   108,381     76,646
   *China Mining Resources Group, Ltd................................. 1,034,000     15,067
   #China Minsheng Banking Corp., Ltd. Series H.......................   752,000    692,602
    China Mobile, Ltd.................................................    38,500    449,752
    China Mobile, Ltd. Sponsored ADR..................................    67,296  3,911,244
   *China Modern Dairy Holdings, Ltd..................................    95,000     24,924
  #*China Molybdenum Co., Ltd. Series H...............................   244,000     90,293
   #China National Building Material Co., Ltd. Series H...............   464,000    449,798
   #China National Materials Co., Ltd. Series H.......................   220,000     52,660
   *China Nickel Resources Holdings Co., Ltd..........................    40,000      2,773
   *China Oil & Gas Group, Ltd........................................   840,000     82,988
    China Oilfield Services, Ltd. Series H............................   116,000    177,384
    China Overseas Grand Oceans Group, Ltd............................    71,500     65,117
   #China Overseas Land & Investment, Ltd.............................   422,000    990,161
    China Pacific Insurance Group Co., Ltd. Series H..................   134,400    423,238
   #China Power International Development, Ltd........................   304,000     82,327
   *China Power New Energy Development Co., Ltd.......................   820,000     30,026
  #*China Precious Metal Resources Holdings Co., Ltd..................   320,000     45,712
   *China Properties Group, Ltd.......................................   128,000     42,462
   *China Qinfa Group, Ltd............................................   144,000     14,719
   #China Railway Construction Corp., Ltd. Series H...................   320,500    278,484
   #China Railway Group, Ltd. Series H................................   309,000    134,431
   #China Rare Earth Holdings, Ltd....................................   190,000     40,096
   #China Resources Cement Holdings, Ltd..............................   298,000    156,079
   #China Resources Gas Group, Ltd....................................    68,000    131,791
   #China Resources Land, Ltd.........................................   212,000    425,395
    China Resources Power Holdings Co., Ltd...........................   144,000    302,613
   #China Rongsheng Heavy Industries Group Holdings, Ltd..............   406,000     55,758
    China Sanjiang Fine Chemicals Co., Ltd............................    24,000      5,809
    China SCE Property Holdings, Ltd..................................     4,000        927
    China Shanshui Cement Group, Ltd..................................   303,790    171,176
   #China Shenhua Energy Co., Ltd. Series H...........................   197,884    732,608
  #*China Shipping Container Lines Co., Ltd. Series H.................   631,000    151,664
    China Shipping Development Co., Ltd. Series H.....................   307,654    125,562
   #China Singyes Solar Technologies Holdings, Ltd....................    60,000     19,390
    China South City Holdings, Ltd....................................   276,000     41,463
   #China Southern Airlines Co., Ltd. ADR.............................     5,037    124,414
    China Southern Airlines Co., Ltd. Series H........................    62,000     30,758
    China Starch Holdings, Ltd........................................   395,000      9,862
   #China State Construction International Holdings, Ltd..............   127,919    132,546
    China Sunshine Paper Holdings Co., Ltd............................    11,500      1,151
    China Suntien Green Energy Corp., Ltd. Series H...................   209,000     34,711
   *China Taiping Insurance Holdings Co., Ltd.........................   109,000    152,136
    China Telecom Corp., Ltd. ADR.....................................     8,265    430,028

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

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
   #China Telecom Corp., Ltd. Series H................................   144,000 $   74,575
    China Travel International Investment Hong Kong, Ltd..............   595,492    107,736
    China Unicom Hong Kong, Ltd.......................................   378,000    553,058
    China Unicom Hong Kong, Ltd. ADR..................................    45,508    664,872
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................   140,000     20,593
   #China Water Affairs Group, Ltd....................................   140,000     33,835
    China Wireless Technologies, Ltd..................................   216,000     32,583
  #*China Yurun Food Group, Ltd.......................................   295,000    175,641
  #*China ZhengTong Auto Services Holdings, Ltd.......................   185,500     88,068
  #*China Zhongwang Holdings, Ltd.....................................   341,518    124,800
   *Chinasoft International, Ltd......................................   130,000     27,777
   *Chongqing Iron & Steel Co., Ltd. Series H.........................   190,000     22,821
    Chongqing Machinery & Electric Co., Ltd. Series H.................   200,000     25,121
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........    32,000      7,808
    CIMC Enric Holdings, Ltd..........................................    38,000     19,792
   *Citic 21CN Co., Ltd...............................................   240,000     11,111
    Citic Pacific, Ltd................................................   225,433    324,998
   *Citic Resources Holdings, Ltd.....................................   542,000     78,318
   *CNNC International, Ltd...........................................    17,000      4,153
    CNOOC, Ltd........................................................   244,000    488,855
   #CNOOC, Ltd. ADR...................................................     8,740  1,750,622
   #Comba Telecom Systems Holdings, Ltd...............................   194,345     52,038
  #*Comtec Solar Systems Group, Ltd...................................   104,000      8,780
    COSCO International Holdings, Ltd.................................   150,000     56,947
   #COSCO Pacific, Ltd................................................   338,572    466,592
   *Country Garden Holdings Co., Ltd..................................   632,000    236,613
    CPMC Holdings, Ltd................................................    30,000     20,456
   #CSR Corp., Ltd. Series H..........................................   183,676    134,301
   *DaChan Food Asia, Ltd.............................................    57,000      9,734
    Dah Chong Hong Holdings, Ltd......................................   108,000     92,531
   *Dalian Port (PDA) Co., Ltd. Series H..............................   162,000     32,288
    Daphne International Holdings, Ltd................................   130,000    129,252
   *Daqing Dairy Holdings, Ltd........................................    60,000     12,999
    Datang International Power Generation Co., Ltd. Series H..........   266,000     93,620
    DBA Telecommunication Asia Holdings, Ltd..........................   112,000     69,612
    Digital China Holdings, Ltd.......................................    90,000    140,099
    Dongfang Electric Corp., Ltd. Series H............................    53,000     76,641
   *Dongiang Environmental Co., Ltd. Series H.........................     3,400     14,108
   #Dongyue Group Co., Ltd............................................   239,000    125,805
    Embry Holdings, Ltd...............................................    14,000      6,236
    ENN Energy Holdings, Ltd..........................................    94,000    356,166
   #Evergrande Real Estate Group, Ltd.................................   836,000    386,186
    Fantasia Holdings Group Co., Ltd..................................   136,500     13,984
   *First Tractor Co., Ltd. Series H..................................   108,000     84,174
   #Fosun International, Ltd..........................................   272,500    130,028
    Franshion Properties China, Ltd...................................   617,120    188,381
   #Fufeng Group, Ltd.................................................   153,000     48,049
   #GCL-Poly Energy Holdings, Ltd..................................... 1,297,000    190,741
   #Geely Automobile Holdings, Ltd....................................   595,000    195,263
    Global Bio-Chem Technology Group Co., Ltd.........................   394,800     45,016
   *Global Sweeteners Holdings, Ltd...................................   144,000      7,293
   *Glorious Property Holdings, Ltd...................................   683,000    102,139
   #Golden Eagle Retail Group, Ltd....................................    59,000    105,566
   *Golden Meditech Holdings, Ltd.....................................    84,000      9,405
    Goldlion Holdings, Ltd............................................    61,152     25,808
   #GOME Electrical Appliances Holding, Ltd........................... 1,636,940    131,875
   #Good Friend International Holdings, Inc...........................    22,000      8,881
   *Goodtop Tin International Holdings, Ltd...........................   230,000     13,478
    Great Wall Motor Co., Ltd. Series H...............................   110,000    245,319
    Great Wall Technology Co., Ltd. Series H..........................    83,300     14,694
    Greentown China Holdings, Ltd.....................................   134,000    140,875

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

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
    Guangdong Investment, Ltd.........................................   324,000 $  233,146
   #Guangshen Railway Co., Ltd. Series H..............................    54,000     17,144
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     3,802     60,262
   *Guangzhou Automobile Group Co., Ltd. Series H.....................   341,740    253,975
   #Guangzhou R&F Properties Co., Ltd. Series H.......................   168,000    214,078
   *Guangzhou Shipyard International Co., Ltd. Series H...............    41,600     26,255
   *Haier Electronics Group Co., Ltd..................................    59,000     67,723
    Hainan Meilan International Airport Co., Ltd. Series H............    26,000     14,444
    Haitian International Holdings, Ltd...............................    75,000     72,137
   *Heng Tai Consumables Group, Ltd................................... 1,301,742     30,465
    Hengan International Group Co., Ltd...............................    47,000    445,361
   #Hengdeli Holdings, Ltd............................................   396,000    109,390
  #*Hi Sun Technology, Ltd............................................   273,000     30,271
  #*Hidili Industry International Development, Ltd....................   219,000     50,195
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..............    72,000     11,786
    HKC Holdings, Ltd.................................................   532,098     20,144
    Honghua Group, Ltd................................................   256,000     37,820
   #Hopewell Highway Infrastructure, Ltd..............................   135,972     64,936
   *Hopson Development Holdings, Ltd..................................   121,000     77,430
   *Huadian Power International Corp. Series H........................   198,000     62,111
   #Huaneng Power International, Inc. ADR.............................     4,458    127,365
    Huaneng Power International, Inc. Series H........................    56,000     40,516
   *Hunan Nonferrous Metal Corp., Ltd. Series H.......................   310,000     96,263
   *Huscoke Resources Holdings, Ltd...................................   504,000      5,617
    Industrial & Commercial Bank of China, Ltd. Series H.............. 6,250,017  3,563,716
   *Interchina Holdings Co., Ltd......................................   410,000     22,924
   #International Taifeng Holdings, Ltd...............................   134,000     30,582
   #Intime Department Store Group Co., Ltd............................   139,000    130,109
    Jiangsu Express Co., Ltd. Series H................................   146,000    135,006
   #Jiangxi Copper Co., Ltd. Series H.................................   162,000    353,508
   *Jinchuan Group International Resources Co., Ltd...................    56,000      8,711
    Jingwei Textile Machinery Co., Ltd. Series H......................    50,000     23,796
    Ju Teng International Holdings, Ltd...............................   250,000     71,311
   *Kai Yuan Holdings, Ltd............................................ 1,320,000     32,266
   *Kaisa Group Holdings, Ltd.........................................   254,000     46,491
    Kingboard Chemical Holdings, Ltd..................................   126,000    258,456
    Kingboard Laminates Holdings, Ltd.................................   166,973     62,745
  #*Kingdee International Software Group Co., Ltd.....................   526,000     60,561
    Kingsoft Corp., Ltd...............................................   133,000     54,588
    Kunlun Energy Co., Ltd............................................   202,000    323,930
   #KWG Property Holding, Ltd.........................................   227,830    124,766
    Lai Fung Holdings, Ltd............................................ 1,100,000     20,772
   *Le Saunda Holdings, Ltd...........................................    84,000     22,850
    Lee & Man Paper Manufacturing, Ltd................................   314,000    126,534
    Lenovo Group, Ltd.................................................   362,000    250,101
   #Li Ning Co., Ltd..................................................   146,000     75,106
    Lianhua Supermarket Holdings Co., Ltd. Series H...................    49,200     48,830
    Lingbao Gold Co., Ltd. Series H...................................    72,000     27,500
   *LK Technology Holdings, Ltd.......................................    17,500      3,643
    Longfor Properties Co., Ltd.......................................   114,500    167,748
   #Lonking Holdings, Ltd.............................................   305,000     55,753
   *Loudong General Nice Resources China Holdings, Ltd................   399,600     17,734
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................   292,000     64,934
   #Magic Holdings International, Ltd.................................   131,000     46,910
    Maoye International Holdings, Ltd.................................   202,000     31,599
   *Metallurgical Corp of China, Ltd. Series H........................   665,000    137,306
    Microport Scientific Corp.........................................    64,000     27,158
    MIE Holdings Corp.................................................   154,000     39,026
    Min Xin Holdings, Ltd.............................................    44,000     23,963
   #Mingfa Group International Co., Ltd...............................   170,000     43,681
    Minmetals Land, Ltd...............................................   347,644     41,519

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CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
CHINA -- (Continued)
  #*Minmetals Resources, Ltd..........................................   348,000 $130,094
    Minth Group, Ltd..................................................   100,000  101,909
   *Nan Hai Corp, Ltd................................................. 6,200,000   25,452
    NetDragon Websoft, Inc............................................    25,000   20,134
   *New World China Land, Ltd.........................................   499,189  190,970
    New World Department Store China, Ltd.............................   101,000   54,636
   #Nine Dragons Paper Holdings, Ltd..................................   352,000  164,088
    NVC Lighting Holdings, Ltd........................................   179,000   32,316
   #O-Net Communications Group, Ltd...................................    18,000    4,004
    Pacific Online, Ltd...............................................    44,000   14,541
    Parkson Retail Group, Ltd.........................................   180,000  161,231
    PCD Stores Group, Ltd.............................................   462,000   33,176
   #Peak Sport Products Co., Ltd......................................   199,000   28,859
    Phoenix Satellite Television Holdings, Ltd........................   126,000   37,754
    PICC Property & Casualty Co., Ltd. Series H.......................   146,000  161,814
    Ping An Insurance Group Co. of China, Ltd. Series H...............    82,500  642,385
  #*Poly Hong Kong Investment, Ltd....................................   432,111  224,514
    Ports Design, Ltd.................................................    59,000   57,826
   *Pou Sheng International Holdings, Ltd.............................   364,687   29,036
    Powerlong Real Estate Holdings, Ltd...............................   155,000   26,773
    Prosperity International Holdings HK, Ltd.........................   280,000   11,869
    Qin Jia Yuan Media Services Co., Ltd..............................   258,000    2,416
    Qingling Motors Co., Ltd. Series H................................    34,000    7,551
    Qunxing Paper Holdings Co., Ltd...................................   124,416   32,407
    Real Nutriceutical Group, Ltd.....................................   141,000   37,305
    Regent Manner International Holdings, Ltd.........................   151,000   28,501
   *Renhe Commercial Holdings Co., Ltd................................ 2,748,570  112,374
   *Richly Field China Development, Ltd...............................   150,000    1,702
   #Road King Infrastructure, Ltd.....................................    32,000   20,698
   #Royale Furniture Holdings, Ltd....................................    11,250    1,486
    Samson Holding, Ltd...............................................   239,000   28,235
   #Sany Heavy Equipment International Holdings Co., Ltd..............   128,000   63,633
   *Semiconductor Manufacturing International Corp.................... 4,388,000  157,855
   *Semiconductor Manufacturing International Corp. ADR...............     5,657   10,239
   #Shandong Chenming Paper Holdings, Ltd. Series H...................    48,500   15,258
    Shandong Molong Petroleum Machinery Co., Ltd. Series H............    46,400   10,630
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........   144,000  159,635
   *Shanghai Industrial Urban Development Group, Ltd..................   260,000   44,587
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H..   332,000   43,585
    Shanghai Prime Machinery Co., Ltd. Series H.......................   118,000   16,123
    Shengli Oil & Gas Pipe Holdings, Ltd..............................   144,000    9,436
    Shenguan Holdings Group, Ltd......................................   120,000   67,033
    Shenzhen Expressway Co., Ltd. Series H............................    90,000   32,489
    Shenzhen International Holdings, Ltd.............................. 1,802,500  113,394
    Shenzhen Investment, Ltd..........................................   466,000  106,875
    Shenzhou International Group, Ltd.................................    56,000   98,438
   #Shimao Property Holdings, Ltd.....................................   255,356  363,295
  #*Shougang Concord International Enterprises Co., Ltd............... 1,080,000   51,830
   #Shougang Fushan Resources Group, Ltd..............................   684,000  182,676
    Shui On Land, Ltd.................................................   651,214  263,744
    Sichuan Expressway Co., Ltd. Series H.............................   110,000   33,325
    Sijia Group Co., Ltd..............................................    30,000    7,069
    Silver Grant International Industries, Ltd........................   214,000   34,348
    SIM Technology Group, Ltd.........................................   140,000    6,186
   *Sino Oil & Gas Holdings, Ltd...................................... 1,720,000   39,343
   *Sino Prosper State Gold Resources Holdings, Ltd...................   134,000    5,353
    Sinofert Holdings, Ltd............................................   634,000  128,350
   *Sinolink Worldwide Holdings, Ltd..................................   362,000   23,616
    SinoMedia Holding, Ltd............................................    54,644   21,084
    Sino-Ocean Land Holdings, Ltd.....................................   594,775  287,016
   #Sinopec Kantons Holdings, Ltd.....................................   114,000   88,904

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.................   328,000 $   87,588
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................   130,000     24,474
   #Sinopharm Group Co., Ltd. Series H................................    70,000    204,855
    Sinotrans Shipping, Ltd...........................................   276,173     57,542
    Sinotrans, Ltd. Series H..........................................   348,000     42,429
    Sinotruk Hong Kong, Ltd...........................................   135,000     70,925
   #Skyworth Digital Holdings, Ltd....................................   372,558    142,927
   *SMI Corp., Ltd....................................................   560,000     14,093
    Soho China, Ltd...................................................   381,912    283,388
   *Solargiga Energy Holdings, Ltd....................................   106,000      6,520
    Sparkle Roll Group, Ltd...........................................   176,000     10,100
   *SPG Land Holdings, Ltd............................................    53,000     11,087
   *SRE Group, Ltd....................................................   886,857     35,240
    Sunac China Holdings, Ltd.........................................   224,000     94,297
    Sunny Optical Technology Group Co., Ltd...........................    62,000     23,906
    TCC International Holdings, Ltd...................................   153,795     37,238
    TCL Communication Technology Holdings, Ltd........................    70,000     14,607
    TCL Multimedia Technology Holdings, Ltd...........................   108,000     37,195
   *Tech Pro Technology Development, Ltd..............................   130,000     50,196
    Tencent Holdings, Ltd.............................................    48,700  1,445,876
    Texhong Textile Group, Ltd........................................    50,000     16,441
    Tian An China Investments Co., Ltd................................    62,000     32,700
    Tian Shan Development Holdings, Ltd...............................    36,000      8,054
    Tiangong International Co., Ltd...................................   232,000     47,643
   *Tianjin Development Holdings, Ltd.................................   104,000     49,126
    Tianjin Port Development Holdings, Ltd............................   342,000     36,412
    Tianneng Power International, Ltd.................................   114,000     69,917
    Tingyi (Cayman Islands) Holding Corp..............................   126,000    309,986
    Tomson Group, Ltd.................................................    66,969     14,562
   #Towngas China Co., Ltd............................................    91,000     63,472
    TPV Technology, Ltd...............................................   195,412     36,309
    Trauson Holdings Co., Ltd.........................................    29,000     12,659
    Travelsky Technology, Ltd. Series H...............................   164,500     79,504
    Truly International Holdings, Ltd.................................   267,140     39,410
    Uni-President China Holdings, Ltd.................................   119,639    113,677
  #*United Energy Group, Ltd..........................................   340,000     51,184
   #Vinda International Holdings, Ltd.................................    70,000    114,662
    VODone, Ltd.......................................................   499,400     38,244
    Want Want China Holdings, Ltd.....................................   380,000    458,266
    Wasion Group Holdings, Ltd........................................   114,000     47,934
   *Weichai Power Co., Ltd. Series H..................................    44,400    133,579
    Weiqiao Textile Co., Ltd. Series H................................    64,500     21,176
    Welling Holding, Ltd..............................................   152,800     22,534
   #West China Cement, Ltd............................................   408,000     61,416
   *Wumart Stores, Inc. Series H......................................    52,000    100,347
    Xiamen International Port Co., Ltd. Series H......................   194,000     19,172
    Xingda International Holdings, Ltd................................   150,000     50,253
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.............    26,897     11,823
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.........    55,600     17,599
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H................   152,000     27,673
    Xiwang Sugar Holdings Co., Ltd....................................   114,296     10,816
   #XTEP International Holdings, Ltd..................................   137,500     42,010
   *Yanchang Petroleum International, Ltd.............................   780,000     55,090
   *Yanzhou Coal Mining Co., Ltd. Series H............................    86,000    126,831
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    16,600    246,842
   #Yingde Gases Group Co., Ltd.......................................   130,000    111,129
   #Yip's Chemical Holdings, Ltd......................................    54,000     35,045
    Yuexiu Property Co., Ltd.......................................... 1,082,400    243,779
    Yuexiu Transport Infrastructure, Ltd..............................    78,752     37,960
    Zhaojin Mining Industry Co., Ltd. Series H........................    79,500     98,068
    Zhejiang Expressway Co., Ltd. Series H............................   148,000    106,456

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
CHINA -- (Continued)
   *Zhong An Real Estate, Ltd......................................... 151,000 $    17,032
   #Zhongsheng Group Holdings, Ltd....................................  60,500      64,288
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................  51,750     122,459
   #Zijin Mining Group Co., Ltd. Series H............................. 402,000     127,626
  #*Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H. 130,000     144,528
   #ZTE Corp. Series H................................................ 101,600     134,775
                                                                               -----------
TOTAL CHINA...........................................................          57,217,964
                                                                               -----------
COLOMBIA -- (0.3%)
    Bancolombia SA Sponsored ADR......................................   6,122     378,584
   #Ecopetrol SA Sponsored ADR........................................  18,586   1,063,677
                                                                               -----------
TOTAL COLOMBIA........................................................           1,442,261
                                                                               -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S...........................................................  14,757     496,697
    Komercni Banka A.S................................................   2,186     370,999
    Pegas Nonwovens SA................................................   1,263      27,372
    Telefonica Czech Republic A.S.....................................  22,731     429,837
   *Unipetrol A.S.....................................................   4,649      38,257
                                                                               -----------
TOTAL CZECH REPUBLIC..................................................           1,363,162
                                                                               -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR..........  21,215      93,820
   *Egyptian Financial Group-Hermes Holding GDR.......................   1,286       4,356
    Orascom Construction Industries GDR...............................   5,713     242,905
   *Orascom Telecom Holding S.A.E. GDR................................  33,369      86,244
   *Orascom Telecom Media & Technology Holding S.A.E. GDR.............  27,246      11,443
                                                                               -----------
TOTAL EGYPT...........................................................             438,768
                                                                               -----------
HONG KONG -- (0.0%)
   *Qualipak International Holdings, Ltd..............................  12,650       1,354
                                                                               -----------
HUNGARY -- (0.2%)
   *Danubius Hotel & Spa P.L.C........................................   1,913      19,608
    EMASZ Rt..........................................................     285      16,420
  #*FHB Mortgage Bank NYRT............................................   7,751      16,222
    Magyar Telekom Telecommunications P.L.C...........................  77,814     143,809
    MOL Hungarian Oil & Gas P.L.C.....................................   3,157     227,100
    OTP Bank P.L.C....................................................  37,770     578,235
   *PannErgy P.L.C....................................................   2,746       7,032
                                                                               -----------
TOTAL HUNGARY.........................................................           1,008,426
                                                                               -----------
INDIA -- (6.1%)
   *3M India, Ltd.....................................................     150       9,814
    Aban Offshore, Ltd................................................   1,084       7,376
    ABB, Ltd..........................................................   5,271      75,017
    ABG Shipyard, Ltd.................................................   1,954      13,123
    ACC, Ltd..........................................................   5,158     123,022
    Adani Enterprises, Ltd............................................  27,302      88,335
   *Adani Power, Ltd..................................................  83,500      64,951
    Aditya Birla Nuvo, Ltd............................................  10,589     150,111
    AIA Engineering, Ltd..............................................   7,091      40,232
    Ajmera Realty & Infra India, Ltd..................................     865       1,655
    Akzo Nobel India, Ltd.............................................   1,850      29,240
    Allahabad Bank, Ltd...............................................  18,783      44,913
    Alok Industries, Ltd.............................................. 123,095      34,584
   *Alstom T&D India, Ltd.............................................   6,030      19,834
    Amara Raja Batteries, Ltd.........................................   2,460      12,912
    Ambuja Cements, Ltd...............................................  81,593     265,532
    Amtek Auto, Ltd...................................................  19,266      35,655

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

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    Anant Raj Industries, Ltd.........................................  12,292 $ 10,423
    Andhra Bank, Ltd..................................................  27,895   50,942
   *Arvind, Ltd.......................................................  28,011   35,919
   *Ashok Leyland, Ltd................................................ 310,506  123,912
    Asian Hotels East, Ltd............................................   2,150    9,771
    Asian Hotels West, Ltd............................................   2,036    4,579
    Asian Paints, Ltd.................................................   1,987  130,165
    Axis Bank, Ltd....................................................  33,796  629,794
   *Bajaj Auto, Ltd...................................................   5,398  154,979
    Bajaj Electricals, Ltd............................................   7,154   22,664
   *Bajaj Finance, Ltd................................................     432    7,924
   *Bajaj Finserv, Ltd................................................  10,378  138,210
    Bajaj Hindusthan, Ltd.............................................  38,120   20,833
   *Bajaj Holdings & Investment, Ltd..................................   6,130   85,588
    Balkrishna Industries, Ltd........................................     682    3,618
    Ballarpur Industries, Ltd.........................................  24,846    8,541
    Balrampur Chini Mills, Ltd........................................  20,941   20,244
    Bank of Baroda....................................................   7,107   83,318
    Bank of India.....................................................  21,883  117,229
    Bannari Amman Sugars, Ltd.........................................     894   12,925
    BASF India, Ltd...................................................   2,566   25,661
    Bata India, Ltd...................................................   1,989   31,730
    BEML, Ltd.........................................................   2,112   12,032
    Berger Paints India, Ltd..........................................  24,846   62,031
   *BF Utilities, Ltd.................................................   4,144   30,182
   *BGR Energy Systems, Ltd...........................................   7,400   37,035
    Bharat Forge, Ltd.................................................  14,874   80,217
    Bharat Petroleum Corp., Ltd.......................................  15,508  100,984
    Bharti Airtel, Ltd................................................  58,526  314,948
    Bhushan Steel, Ltd................................................  13,757  116,762
    Birla Corp., Ltd..................................................   7,647   29,212
    Blue Dart Express, Ltd............................................     366   12,870
    Blue Star, Ltd....................................................   2,815    9,585
    Bombay Dyeing & Manufacturing Co., Ltd............................   1,408   12,655
    Bombay Rayon Fashions, Ltd........................................   3,438   15,194
    Bosch, Ltd........................................................     624  100,328
    Britannia Industries, Ltd.........................................   5,181   43,205
   *Cairn India, Ltd..................................................  60,659  363,216
    Canara Bank.......................................................  17,618  115,556
    Carborundum Universal, Ltd........................................  37,304  101,482
    Central Bank of India.............................................  63,950   82,046
    Century Plyboards India, Ltd......................................   6,270    5,625
    Century Textiles & Industries, Ltd................................   4,600   23,974
    CESC, Ltd.........................................................   9,148   48,988
    Chambal Fertilizers & Chemicals, Ltd..............................  25,175   32,198
    Chettinad Cement Corp., Ltd.......................................     800   10,973
    City Union Bank, Ltd..............................................  31,667   29,550
    Clariant Chemicals (India), Ltd...................................   1,428   16,140
    CMC, Ltd..........................................................     814   14,352
    Colgate-Palmolive (India), Ltd....................................   4,873  100,899
    Container Corp. of India..........................................   5,557   93,714
    Core Education & Technologies, Ltd................................   5,676   29,616
    Coromandel International, Ltd. (B0VDZN5)..........................   8,349   37,250
   *Coromandel International, Ltd. (CH1415639)........................   8,349      150
    Corporation Bank..................................................   6,782   49,730
    Crisil, Ltd.......................................................   4,345   70,500
    Crompton Greaves, Ltd.............................................  33,741   70,348
    Cummins India, Ltd................................................   4,094   31,554
    Dabur India, Ltd..................................................  37,833   81,503
    Dalmia Bharat Enterprises, Ltd....................................  25,540   51,452
    Dalmia Cement (Bharat), Ltd.......................................  14,016    3,589

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
INDIA -- (Continued)
   *DB Realty, Ltd....................................................  19,776 $   27,878
    DCM Shriram Consolidated, Ltd.....................................  36,958     34,209
    Dena Bank.........................................................  27,020     44,781
   *Development Credit Bank, Ltd......................................  31,233     22,392
   *Dish TV (India), Ltd..............................................  59,020     73,247
   *Divi's Laboratories, Ltd..........................................   4,563     89,663
    DLF, Ltd..........................................................  66,869    249,668
   *Dredging Corp. of India, Ltd......................................   1,644      7,151
    E.I.D. - Parry (India), Ltd.......................................  14,037     53,451
    eClerx Services, Ltd..............................................   1,248     15,275
    Edelweiss Financial Services, Ltd.................................  62,230     33,706
    Educomp Solutions, Ltd............................................  11,439     32,727
    Eicher Motors, Ltd................................................   2,160     75,768
    EIH, Ltd..........................................................  28,592     40,264
   *Electrosteel Casings, Ltd.........................................  17,278      5,559
    Emami, Ltd........................................................   4,388     39,148
    Engineers India, Ltd..............................................   8,413     36,030
    Era Infra Engineering, Ltd........................................  21,265     53,291
    Escorts, Ltd......................................................  17,545     18,303
   *Essar Oil, Ltd.................................................... 100,509    100,511
   *Essar Ports, Ltd..................................................  20,068     35,252
   *Essar Shipping, Ltd...............................................  10,034      4,817
    Exide Industries, Ltd.............................................  32,975     75,723
    FAG Bearings (India), Ltd.........................................   3,885    100,737
   *Federal Bank, Ltd.................................................  27,215    201,795
   *Federal-Mogul Goetze (India), Ltd.................................   2,252      8,371
    Financial Technologies (India), Ltd...............................   3,881     49,936
    Finolex Cables, Ltd...............................................   4,219      3,028
   *Finolex Industries, Ltd...........................................   5,539      5,805
    GAIL India, Ltd...................................................  50,952    324,354
   *Gammon Infrastructure Projects, Ltd...............................  54,930     12,245
    Gateway Distriparks, Ltd..........................................   8,229     20,721
   *Gillette India, Ltd...............................................   1,390     58,636
    Gitanjali Gems, Ltd...............................................  11,316     66,300
    GlaxoSmithKline Consumer Healthcare, Ltd..........................   1,701     80,763
   *Glodyne Technoserve, Ltd..........................................   1,177      4,178
   *GMR Infrastructure, Ltd........................................... 122,763     51,247
    Godrej Consumer Products, Ltd.....................................  11,079    124,066
   *Godrej Properties, Ltd............................................     798      7,290
    Gokul Refoils & Solvent, Ltd......................................  22,807     19,518
    Grasim Industries, Ltd............................................   3,807    196,590
    Great Eastern Shipping Co., Ltd...................................   9,960     46,617
    Greaves Cotton, Ltd...............................................  20,113     22,964
    GRUH Finance, Ltd.................................................  10,950     30,490
   *GTL Infrastructure, Ltd...........................................  29,272      4,251
    Gujarat Alkalies & Chemicals, Ltd.................................     535      1,217
    Gujarat Ambuja Exports, Ltd.......................................  27,735     10,449
    Gujarat Fluorochemicals, Ltd......................................   3,560     22,280
    Gujarat Gas Co., Ltd..............................................   5,581     31,054
    Gujarat Mineral Development Corp., Ltd............................  13,253     44,640
    Gujarat Narmada Valley Fertilizers Co., Ltd.......................  14,377     22,530
    Gujarat NRE Coke, Ltd.............................................  18,472      5,680
    Gujarat State Fertilizers & Chemicals, Ltd........................   1,188      7,373
    Gujarat State Petronet, Ltd.......................................  24,099     30,496
   *GVK Power & Infrastructure, Ltd................................... 119,621     27,794
   *Hathway Cable & Datacom, Ltd......................................   5,038     16,900
   *Havells India, Ltd................................................   7,189     68,982
    HCL Infosystems, Ltd..............................................  14,770      9,867
    HCL Technologies, Ltd.............................................  12,187    113,508
    HDFC Bank, Ltd....................................................  95,538  1,008,013
    HEG, Ltd..........................................................   2,331      8,618

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
   *HeidelbergCement India, Ltd.......................................  23,375 $ 14,816
    Hero Honda Motors, Ltd. Series B..................................   3,282  117,730
   *Hexa Tradex, Ltd..................................................   6,867    4,235
    Hexaware Technologies, Ltd........................................  53,761  109,485
    Hikal, Ltd........................................................   2,661   14,779
   *Himachal Futuristic Communications, Ltd...........................   7,709    1,641
    Himadri Chemicals & Industries, Ltd...............................  22,360   12,392
    Hindalco Industries, Ltd.......................................... 189,147  405,859
   *Hindustan Construction Co., Ltd...................................  73,046   22,843
   *Hindustan Oil Exploration Co., Ltd................................   6,545   13,833
    Hindustan Petroleum Corp, Ltd.....................................   9,124   56,389
    Honeywell Automation India, Ltd...................................     639   27,785
   *Housing Development & Infrastructure, Ltd.........................  48,583   68,931
    HT Media, Ltd.....................................................  22,426   33,764
    ICICI Bank, Ltd. Sponsored ADR....................................  26,355  912,410
    IDBI Bank, Ltd....................................................  36,488   57,594
   *Idea Cellular, Ltd................................................  91,840  131,343
    India Cements, Ltd................................................  38,760   57,693
    India Infoline, Ltd...............................................  19,417   17,867
    Indiabulls Financial Services, Ltd................................  48,033  196,434
    Indian Bank.......................................................  15,180   48,486
    Indian Hotels Co., Ltd............................................  80,357   85,381
    Indian Overseas Bank..............................................  31,370   40,798
   *Indraprastha Gas, Ltd.............................................   5,792   24,318
   *IndusInd Bank, Ltd................................................  15,231   91,431
    Info Edge (India), Ltd............................................   6,020   34,952
    Infosys, Ltd......................................................  20,506  814,651
   #Infosys, Ltd. Sponsored ADR.......................................  11,426  452,241
    Infotech Enterprises, Ltd.........................................  25,968   82,386
    Infrastructure Development Finance Co., Ltd.......................  93,711  224,711
    ING Vysya Bank, Ltd...............................................  11,641   79,540
    Ingersoll-Rand India, Ltd.........................................     743    6,018
    IRB Infrastructure Developers, Ltd................................  13,621   30,779
   *IVRCL Assets & Holdings, Ltd......................................   6,200    4,049
    IVRCL Infrastructures & Projects, Ltd.............................  37,727   29,671
   *Jagran Prakashan, Ltd.............................................  16,007   26,174
    Jain Irrigation Systems, Ltd......................................  19,347   28,105
   *Jain Irrigation Systems, Ltd. Differential Voting Rights..........   2,542    1,713
    Jaiprakash Associates, Ltd........................................ 211,579  277,371
   *Jaiprakash Power Ventures, Ltd....................................  79,739   45,357
   *Jammu & Kashmir Bank, Ltd.........................................   5,072   82,529
   *Jaypee Infratech, Ltd.............................................  23,424   22,672
    JBF Industries, Ltd...............................................   3,221    7,668
   *Jet Airways (India), Ltd..........................................   5,856   37,149
    Jindal Drilling & Industries, Ltd.................................   2,210   10,587
    Jindal Saw, Ltd...................................................  23,505   50,215
    Jindal Steel & Power, Ltd.........................................  44,939  319,913
    JSW Energy, Ltd...................................................  73,489   65,589
   *JSW ISPAT Steel, Ltd..............................................  74,868   13,741
    JSW Steel, Ltd....................................................  19,828  238,262
   *Jyothy Laboratories, Ltd..........................................   4,704   10,448
    Kalpataru Power Transmission, Ltd.................................  11,602   14,565
    Karnataka Bank, Ltd...............................................  19,504   33,204
    Karur Vysya Bank, Ltd.............................................   7,457   55,823
    KEC International, Ltd............................................  21,580   22,261
    Kesoram Industries, Ltd...........................................   6,628   16,440
    Kirloskar Industries, Ltd.........................................   1,617    8,722
    Kirloskar Oil Engines, Ltd........................................  41,696  113,195
    Kotak Mahindra Bank, Ltd..........................................  29,675  285,237
   *KPIT Cummins Infosystems, Ltd.....................................   8,976   18,880
   *Lanco Infratech, Ltd.............................................. 120,882   27,330

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    Larsen & Toubro, Ltd..............................................  16,043 $391,291
   *Larsen & Toubro, Ltd. GDR.........................................   8,568  207,346
    LIC Housing Finance, Ltd..........................................  55,062  259,268
    Madras Cements, Ltd...............................................  20,370   60,536
   *Mahanagar Telephone Nigam, Ltd....................................  34,498   18,813
    Maharashtra Seamless, Ltd.........................................  10,478   62,244
    Mahindra & Mahindra Financial Services, Ltd.......................   6,436   81,784
   *Mahindra Holidays & Resorts India, Ltd............................   1,757    8,893
    Maruti Suzuki India, Ltd..........................................   1,195   24,346
    McLeod Russel (India), Ltd........................................   6,603   38,108
    MindTree, Ltd.....................................................   2,343   26,669
    Monnet Ispat, Ltd.................................................   4,518   24,732
    Monsanto India, Ltd...............................................     916   10,251
   *Motherson Sumi Systems, Ltd.......................................  14,855   42,591
    Mphasis, Ltd......................................................  10,447   73,709
    MRF, Ltd..........................................................     280   48,167
    Mundra Port & Special Economic Zone, Ltd..........................  42,233   91,114
    Nagarjuna Construction Co., Ltd...................................  38,420   25,643
    National Aluminium Co., Ltd.......................................  90,419   86,501
    Navneet Publications India, Ltd...................................  11,667   11,824
    Nestle India, Ltd.................................................   1,929  155,398
   *NHPC, Ltd......................................................... 294,122   96,198
    NIIT Technologies, Ltd............................................   8,988   47,028
    NIIT, Ltd.........................................................  24,582   16,302
    NTPC, Ltd.........................................................  36,941  103,814
    Oberoi Realty, Ltd................................................   4,042   16,869
   *OMAXE, Ltd........................................................  18,909   52,122
    Opto Circuits India, Ltd..........................................  27,524   76,480
   *Oracle Financial Services Software, Ltd...........................   3,216  147,148
    Orbit Corp., Ltd..................................................     685      556
    Oriental Bank of Commerce.........................................  12,116   52,313
    Orissa Minerals Development Co., Ltd..............................      19   15,632
    Page Industries, Ltd..............................................      48    2,519
   *Parsvnath Developers, Ltd.........................................  16,167   11,251
    Peninsula Land, Ltd...............................................  17,769   11,728
    Petronet LNG, Ltd.................................................  26,218   68,867
    Phoenix Mills, Ltd................................................   2,658    8,727
   *Pidilite Industries, Ltd..........................................  23,346   70,248
   *Pipavav Defence & Offshore Engineering Co., Ltd...................  24,596   26,684
    Power Finance Corp., Ltd..........................................   3,906   12,133
    Power Grid Corp. of India, Ltd....................................  77,518  165,142
    Praj Industries, Ltd..............................................   7,531    7,057
    Prism Cement, Ltd.................................................   4,154    3,818
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      91    3,674
    PTC (India), Ltd..................................................  35,655   36,164
    Punj Lloyd, Ltd...................................................  67,418   61,564
    Punjab National Bank..............................................   2,000   25,995
    Rajesh Exports, Ltd...............................................   5,485   12,695
    Rallis India, Ltd.................................................  12,989   29,617
    Raymond, Ltd......................................................   6,936   42,866
   *Redington India, Ltd..............................................  27,406   33,296
    REI Agro, Ltd..................................................... 112,940   21,117
    Reliance Capital, Ltd.............................................  22,136  131,994
    Reliance Communications, Ltd...................................... 129,757  130,366
    Reliance Energy, Ltd..............................................  16,850  148,747
   *Reliance Power, Ltd...............................................  92,444  150,679
    Rolta (India), Ltd................................................  14,814   18,076
    Ruchi Soya Industries, Ltd........................................  18,765   28,525
    S. Kumars Nationwide, Ltd.........................................  32,413   15,268
    Sadbhav Engineering, Ltd..........................................   3,951    9,438
   *Satyam Computer Services, Ltd.....................................  54,690   79,965

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    Sesa Goa, Ltd.....................................................  73,271 $250,029
    Shipping Corp. of India, Ltd......................................  18,504   17,994
    Shiv-Vani Oil & Gas Exploration Services, Ltd.....................   3,161    8,421
    Shoppers Stop, Ltd................................................     505    3,316
    Shree Cement, Ltd.................................................   1,239   70,703
    Shree Renuka Sugars, Ltd..........................................  67,097   37,174
    Shriram Transport Finance Co., Ltd................................  12,944  133,399
    Sintex Industries, Ltd............................................  54,687   58,767
   *SJVN, Ltd......................................................... 106,096   38,381
    SKF (India), Ltd..................................................   3,672   40,240
    Sobha Developers, Ltd.............................................   6,944   43,401
    Solar Industries India, Ltd.......................................     399    6,691
    South Indian Bank, Ltd............................................ 167,881   69,833
    SRF, Ltd..........................................................   5,322   19,326
    State Bank of Bikaner & Jaipur....................................   1,227    7,816
    State Bank of India...............................................  13,108  470,630
    State Bank of India Sponsored GDR.................................   1,197   92,246
    Steel Authority of India, Ltd.....................................  69,669  106,835
   *Sterling Biotech, Ltd.............................................   7,650      959
    Sterlite Industries (India), Ltd. ADR.............................  43,313  332,644
    Sterlite Technologies, Ltd........................................  29,094   17,018
    Sun TV Network, Ltd...............................................   9,224   43,842
    Supreme Industries, Ltd...........................................     845    3,787
   *Suzlon Energy, Ltd................................................ 208,888   68,648
   *Syndicate Bank....................................................  25,815   45,272
    Tata Chemicals, Ltd...............................................   9,981   54,713
    Tata Communications, Ltd. ADR.....................................   8,400   73,248
    Tata Consultancy Services, Ltd....................................  24,457  543,569
   *Tata Investment Corp., Ltd........................................   5,943   46,924
    Tata Motors, Ltd..................................................  77,313  310,903
   *Tata Motors, Ltd. Sponsored ADR...................................  24,475  494,395
    Tata Power Co., Ltd...............................................  98,546  173,270
    Tata Steel, Ltd...................................................  54,624  405,290
    Tata Tea, Ltd.....................................................  83,730  191,520
   *Tata Teleservices Maharashtra, Ltd................................  91,233   21,094
    Tech Mahindra, Ltd................................................   3,918   50,218
    Texmaco Rail & Engineering, Ltd...................................   5,750    5,472
    Thermax India, Ltd................................................   4,111   35,657
    Timken India, Ltd.................................................   2,794    9,465
    Titan Industries, Ltd.............................................  21,171   84,122
    Torrent Power, Ltd................................................  23,331   65,712
    Trent, Ltd........................................................   1,731   31,626
    Triveni Turbine, Ltd..............................................  33,780   27,359
    TTK Prestige, Ltd.................................................     490   31,365
    Tube Investments of India, Ltd....................................  17,531   51,555
    Tulip IT Services, Ltd............................................   5,978   10,785
    TVS Motor Co., Ltd................................................  22,773   15,455
    UCO Bank..........................................................  35,282   43,993
    Uflex, Ltd........................................................   3,166    5,968
    Ultratech Cement, Ltd.............................................   8,993  264,772
    Union Bank of India, Ltd..........................................  15,461   46,799
   *Unitech, Ltd...................................................... 331,721  129,690
    United Phosphorus, Ltd............................................  47,253  101,331
    Usha Martin, Ltd..................................................  21,721   10,397
    Videocon Industries, Ltd..........................................  17,238   52,916
    Vijaya Bank, Ltd..................................................  16,156   15,497
    Voltas, Ltd.......................................................  37,318   70,734
    WABCO India, Ltd..................................................   1,336   36,416
   *Welspun Corp., Ltd................................................  18,427   33,572
    Wipro, Ltd........................................................  31,914  193,734
   *Yes Bank, Ltd.....................................................  22,783  148,656

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
INDIA -- (Continued)
    Zee Entertainment Enterprises, Ltd................................     62,301 $   188,370
   *Zee Learn, Ltd....................................................     18,459       9,020
   *Zuari Holdings, Ltd...............................................        497       2,987
    Zuari Industries, Ltd.............................................        497       1,215
    Zylog Systems, Ltd................................................      3,319      17,710
                                                                                  -----------
TOTAL INDIA...........................................................             25,222,198
                                                                                  -----------
INDONESIA -- (3.2%)
    PT Ace Hardware Indonesia Tbk.....................................     38,500      23,882
    PT Adaro Energy Tbk...............................................  2,150,500     329,600
    PT Adhi Karya Persero Tbk.........................................    189,000      18,091
   *PT Agis Tbk.......................................................    751,500      25,002
    PT AKR Corporindo Tbk.............................................    355,000     135,977
   *PT Alam Sutera Realty Tbk.........................................  2,522,500     122,110
    PT Aneka Tambang Persero Tbk......................................    986,000     132,889
    PT Asahimas Flat Glass Tbk........................................      2,000       1,220
    PT Astra Agro Lestari Tbk.........................................     59,500     143,703
    PT Astra International Tbk........................................  1,358,000     998,402
   *PT Bakrie & Brothers Tbk.......................................... 10,309,000      54,284
    PT Bakrie Sumatera Plantations Tbk................................  2,467,000      43,997
   *PT Bakrie Telecom Tbk.............................................  4,450,000      79,981
   *PT Bakrieland Development Tbk.....................................  8,497,250      54,389
    PT Bank Bukopin Tbk...............................................    864,500      57,225
    PT Bank Central Asia Tbk..........................................    751,000     632,890
    PT Bank Danamon Indonesia Tbk.....................................    592,742     378,166
    PT Bank Mandiri Persero Tbk.......................................  1,035,472     901,317
    PT Bank Negara Indonesia Persero Tbk..............................  1,404,000     586,865
   *PT Bank Pan Indonesia Tbk.........................................  2,147,500     162,500
    PT Bank Rakyat Indonesia Persero Tbk..............................  1,126,000     826,556
    PT Bank Tabungan Negara Persero Tbk...............................    380,000      54,664
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    338,500     150,060
   *PT Barito Pacific Tbk.............................................    711,500      38,927
    PT Bayan Resources Tbk............................................     13,000      14,993
   *PT Benakat Petroleum Energy Tbk...................................    786,500      16,489
   *PT Berlian Laju Tanker Tbk........................................  2,525,666      52,301
    PT Bhakti Investama Tbk...........................................  4,448,700     189,122
    PT Bisi International Tbk.........................................    449,500      55,807
    PT Bumi Resources Tbk.............................................  1,976,500     215,792
   *PT Bumi Serpong Damai Tbk.........................................  1,271,000     153,337
   *PT BW Plantation Tbk..............................................    346,500      53,975
   *PT Central Proteinaprima Tbk......................................  5,740,500      21,227
    PT Charoen Pokphand Indonesia Tbk.................................    537,015     180,136
    PT Ciputra Development Tbk........................................  1,480,500     100,998
   *PT Ciputra Property Tbk...........................................    177,500      11,769
    PT Ciputra Surya Tbk..............................................    204,000      41,511
   *PT Citra Marga Nusaphala Persada Tbk..............................    221,500      47,109
   *PT Darma Henwa Tbk................................................  3,026,500      15,916
   *PT Delta Dunia Makmur Tbk.........................................  1,333,000      38,476
   *PT Energi Mega Persada Tbk........................................  6,821,500      85,710
    PT Gajah Tunggal Tbk..............................................    333,500      81,559
   *PT Global Mediacom Tbk............................................  1,102,000     203,036
   *PT Gozco Plantations Tbk..........................................    531,000      13,674
   *PT Hanson International Tbk.......................................    327,000       8,104
    PT Harum Energy Tbk...............................................    108,000      64,032
    PT Hexindo Adiperkasa Tbk.........................................     28,000      21,179
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............................    503,500      65,253
    PT Indika Energy Tbk..............................................    396,500      71,519
    PT Indo Tambangraya Megah Tbk.....................................     42,000     156,646
    PT Indocement Tunggal Prakarsa Tbk................................    170,000     384,390
    PT Indofood Sukses Makmur Tbk.....................................    763,000     433,566
    PT Indosat Tbk....................................................     41,000      20,907

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDONESIA -- (Continued)
    PT Indosat Tbk ADR................................................     2,476 $    63,435
   *PT Inovisi Infracom Tbk...........................................    19,800      13,382
   *PT Intiland Development Tbk.......................................   970,000      34,537
    PT Japfa Comfeed Indonesia Tbk....................................   214,000      97,808
    PT Jasa Marga Persero Tbk.........................................   312,500     187,410
   *PT Kawasan Industri Jababeka Tbk.................................. 4,167,000      80,014
   *PT Malindo Feedmill Tbk...........................................    98,000      16,896
    PT Matahari Putra Prima Tbk.......................................   735,000      78,856
    PT Mayorah Indah Tbk..............................................    54,000     127,369
    PT Medco Energi Internasional Tbk.................................   430,500      78,387
    PT Media Nusantara Citra Tbk......................................   455,500     113,826
    PT Mitra Adiperkasa Tbk...........................................   104,500      79,136
   *PT Mitra International Resources Tbk.............................. 1,680,500      12,428
   *PT Myoh Technology Tbk............................................    41,500       5,591
    PT Nippon Indosari Corpindo Tbk...................................     5,500       2,810
   *PT Nusantara Infrastructure Tbk...................................   584,500      12,019
   *PT Pakuwon Jati Tbk............................................... 1,896,000      44,818
   *PT Panin Financial Tbk............................................ 3,201,000      46,761
    PT Panin Insurance Tbk............................................   992,000      52,045
    PT Pembangunan Perumahan Persero Tbk..............................   144,000       9,115
    PT Perusahaan Gas Negara Persero Tbk..............................   739,500     295,034
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............   595,500     172,433
   *PT Polychem Indonesia Tbk.........................................   312,500      12,181
    PT Ramayana Lestari Sentosa Tbk...................................   771,500     102,137
    PT Resource Alam Indonesia Tbk....................................    71,500      25,915
    PT Sampoerna Agro Tbk.............................................   130,500      41,176
    PT Selamat Sempurna Tbk...........................................    61,000      12,852
    PT Semen Gresik Persero Tbk.......................................   219,000     298,285
   *PT Sentul City Tbk................................................ 2,620,000      60,485
    PT Sinar Mas Agro Resources & Technology Tbk......................    36,000      24,465
   *PT Sinar Mas Multiartha Tbk.......................................    16,500       7,183
    PT Summarecon Agung Tbk...........................................   954,832     162,790
   *PT Surya Citra Media Tbk..........................................    12,000      13,084
    PT Surya Semesta Internusa Tbk....................................   703,000      84,742
   *PT Suryainti Permata Tbk.......................................... 1,280,000      12,036
    PT Tambang Batubara Bukit Asam Persero Tbk........................    91,121     152,160
    PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR.............    18,352     712,608
   *PT Tiga Pilar Sejahtera Food Tbk..................................   240,500      18,233
    PT Timah Persero Tbk..............................................   450,000      62,825
    PT Total Bangun Persada TbK.......................................   518,000      28,860
   *PT Tower Bersama Infrastructure Tbk...............................    31,000      12,820
   *PT Trada Maritime Tbk.............................................   946,500      88,798
   *PT Truba Alam Manunggal Engineering Tbk........................... 3,328,000       8,087
    PT Tunas Baru Lampung Tbk.........................................   399,500      22,654
    PT Unilever Indonesia Tbk.........................................    82,500     210,671
    PT United Tractors Tbk............................................   197,295     434,614
    PT Vale Indonesia Tbk.............................................   549,000     139,911
    PT Wijaya Karya Persero Tbk.......................................   336,000      35,298
    PT XL Axiata Tbk..................................................   273,000     176,770
                                                                                 -----------
TOTAL INDONESIA.......................................................            13,356,980
                                                                                 -----------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd.......................................         1           6
   *Electra Real Estate, Ltd..........................................         1           1
   *Formula Systems (1985), Ltd.......................................         1          13
   *Formula Vision Technologies, Ltd..................................         1          --
   *Mivtach Shamir Holdings, Ltd......................................     1,647      26,603
   *Naphtha Israel Petroleum Corp., Ltd...............................         1           2
    Osem Investments, Ltd.............................................         1          11
    Super-Sol, Ltd. Series B..........................................        --           1
                                                                                 -----------
TOTAL ISRAEL..........................................................                26,637
                                                                                 -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
MALAYSIA -- (3.5%)
    Aeon Co. M Berhad.................................................  33,100 $  102,379
    Aeon Credit Service M Berhad......................................   1,800      6,332
    Affin Holdings Berhad.............................................  65,800     76,521
    AirAsia Berhad.................................................... 168,100    200,478
   *Alam Maritim Resources Berhad..................................... 112,800     18,503
    Alliance Financial Group Berhad................................... 166,700    225,673
    AMMB Holdings Berhad.............................................. 232,675    475,958
    Amway (Malaysia) Holdings Berhad..................................  21,800     68,193
    Ann Joo Resources Berhad..........................................  24,900     13,014
    APM Automotive Holdings Berhad....................................   7,200     11,503
    Axiata Group Berhad............................................... 190,450    356,006
    Bandar Raya Developments Berhad................................... 100,000     85,813
    Batu Kawan Berhad.................................................  32,100    191,356
    BIMB Holdings Berhad..............................................  63,900     62,031
    Bolton Berhad.....................................................  57,015     14,834
   *Boustead Heavy Industries Corp. Berhad............................   2,000      1,750
    Bursa Malaysia Berhad.............................................  65,200    130,796
    Cahya Mata Sarawak Berhad.........................................   7,400      6,958
    CB Industrial Product Holding Berhad..............................  36,140     30,371
    Chemical Co. of Malaysia Berhad...................................  35,200     15,733
    CIMB Group Holdings Berhad........................................ 449,000  1,123,531
    Coastal Contracts Berhad..........................................  38,200     22,949
    Dayang Enterprise Holdings Berhad.................................  12,600      8,025
    Dialog Group Berhad............................................... 143,225    109,424
    DiGi.Com Berhad................................................... 201,100    284,627
    DRB-Hicom Berhad.................................................. 167,700    137,505
    Dutch Lady Milk Industries Berhad.................................   1,400     16,511
    Eastern & Oriental Berhad......................................... 124,800     60,756
    Evergreen Fibreboard Berhad.......................................  32,000      8,881
    Far East Holdings Berhad..........................................  14,000     33,509
    Fraser & Neave Holdings Berhad....................................   9,100     55,813
    Gamuda Berhad..................................................... 289,200    323,238
    Genting Plantations Berhad........................................  30,200     90,943
    Glomac Berhad.....................................................  31,200      8,458
   *Green Packet Berhad............................................... 112,600     17,236
    GuocoLand (Malaysia) Berhad.......................................  34,800      9,315
    Hai-O Enterprise Berhad...........................................  39,400     26,132
    Hap Seng Consolidated Berhad...................................... 217,320    119,712
    Hap Seng Plantations Holdings Berhad..............................  46,500     46,504
    Hartalega Holdings Berhad.........................................  12,000     16,842
   *Ho Wah Genting Berhad............................................. 145,700     17,812
    Hock Seng Lee Berhad..............................................  10,400      5,436
    Hong Leong Bank Berhad............................................  48,640    212,191
    Hong Leong Financial Group Berhad.................................  42,200    167,350
    Hong Leong Industries Berhad......................................  54,300     68,104
    Hunza Properties Berhad...........................................  39,700     18,753
    Hwang-DBS (Malaysia) Berhad.......................................  30,600     24,392
    IGB Corp. Berhad.................................................. 207,890    181,811
    IJM Corp. Berhad.................................................. 247,510    408,260
    IJM Land Berhad................................................... 114,900     91,715
    IJM Plantations Berhad............................................  52,400     60,283
   *Insas Berhad......................................................  73,513      9,846
    IOI Corp. Berhad.................................................. 192,905    328,305
   *Jaks Resources Berhad.............................................  13,700      2,031
    Jaya Tiasa Holdings Berhad........................................  11,535     31,138
    JCY International Berhad.......................................... 128,400     63,328
    K & N Kenanga Holdings Berhad.....................................  81,000     16,870
   *Karambunai Corp. Berhad........................................... 252,900     10,447
    Keck Seng (Malaysia) Berhad.......................................  59,800     78,134
    KFC Holdings (Malaysia) Berhad....................................  72,400     87,964
    Kian Joo Can Factory Berhad.......................................  36,900     30,562

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
MALAYSIA -- (Continued)
    Kim Loong Resources Berhad........................................  50,920 $ 42,856
   *KNM Group Berhad.................................................. 143,187   28,673
   *KSK Group Berhad.................................................. 187,600   41,229
    KSL Holdings Berhad...............................................  21,300    9,435
    Kuala Lumpur Kepong Berhad........................................  27,150  205,578
   *KUB (Malaysia) Berhad.............................................  54,300    9,070
    Kulim (Malaysia) Berhad........................................... 101,900  168,036
   *Kumpulan Europlus Berhad..........................................  31,800   10,616
    Kumpulan Fima Berhad..............................................  22,900   16,916
    Lafarge Malayan Cement Berhad.....................................  42,860  109,240
   *Landmarks Berhad..................................................  59,300   19,097
    Latexx Partners Berhad............................................  23,300   13,056
    Lingkaran Trans Kota Holdings Berhad..............................  69,500   93,266
    Lingui Development Berhad.........................................   1,400      684
    Lion Industries Corp. Berhad......................................  77,700   27,710
    LPI Capital Berhad................................................   6,600   28,231
    Mah Sing Group Berhad.............................................  68,700   48,807
    Malayan Banking Berhad............................................ 356,902  997,015
    Malayan Flour Mills Berhad........................................  50,500   24,258
    Malaysia Airports Holdings Berhad.................................  76,100  135,161
   *Malaysian Airlines System Berhad.................................. 121,634   41,190
    Malaysian Bulk Carriers Berhad....................................  80,125   41,124
    Malaysian Pacific Industries Berhad...............................  20,363   18,251
    Malaysian Resources Corp. Berhad.................................. 354,900  204,059
    Maxis Berhad...................................................... 110,700  226,436
    MBM Resources Berhad..............................................  14,430   17,850
    Media Prima Berhad................................................ 166,900  127,935
    Mega First Corp. Berhad...........................................  46,000   24,881
   *MK Land Holdings Berhad...........................................  31,600    4,170
    MKH Berhad........................................................  35,800   27,970
    MMC Corp. Berhad.................................................. 176,400  134,804
    MNRB Holdings Berhad..............................................   3,900    3,730
    Mudajaya Group Berhad.............................................  52,200   41,685
    Muhibbah Engineering Berhad.......................................  14,500    4,270
   *Mulpha International Berhad....................................... 522,100   70,648
    NCB Holdings Berhad...............................................   1,300    1,819
    Nestle (Malaysia) Berhad..........................................   6,200  118,727
    NTPM Holdings Berhad..............................................  50,200    7,687
    Oriental Holdings Berhad..........................................  46,400  111,478
    OSK Holdings Berhad...............................................  99,809   45,798
    Padini Holdings Berhad............................................  34,900   22,803
    Panasonic Manufacturing (Malaysia) Berhad.........................  13,100   97,892
    Parkson Holdings Berhad...........................................  94,130  145,547
    Pelikan International Corp. Berhad................................  15,600    3,924
   *Perdana Petroleum Berhad..........................................  56,600   12,310
   *Perisai Petroleum Teknologi Berhad................................  64,800   18,447
    PJ Development Holdings Berhad....................................  21,900    5,663
   *POS (Malaysia) Berhad.............................................  58,700   54,407
    PPB Group Berhad..................................................  75,100  364,299
    Press Metal Berhad................................................  39,300   22,533
    Public Bank Berhad Foreign Market Shares..........................  51,500  236,490
    QL Resources Berhad...............................................  31,600   32,317
    QSR Brands Berhad.................................................   9,900   20,570
    RHB Capital Berhad................................................ 124,131  291,506
    Salcon Berhad..................................................... 100,000   15,611
   *Sapurakencana Petroleum Berhad....................................  82,011   64,204
    Sarawak Oil Palms Berhad..........................................  11,600   25,498
    Sarawak Plantation Berhad.........................................   6,400    5,819
    Selangor Dredging Berhad.......................................... 190,000   47,552
    Selangor Properties Berhad........................................   2,100    2,255
    Shangri-La Hotels (Malaysia) Berhad............................... 101,700  112,776

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
MALAYSIA -- (Continued)
    Shell Refining Co. Federation of Malaysia Berhad..................  55,200 $   161,457
    SHL Consolidated Berhad...........................................  98,500      39,869
    Star Publications (Malaysia) Berhad...............................  80,200      81,320
    Subur Tiasa Holdings Berhad.......................................  70,415      54,816
   *Sunway Berhad.....................................................  93,700      67,489
    Supermax Corp. Berhad.............................................  88,550      61,759
    Ta Ann Holdings Berhad............................................  33,089      49,418
    TA Enterprise Berhad.............................................. 238,200      40,647
    TA Global Berhad.................................................. 264,180      23,592
    Tan Chong Motor Holdings Berhad...................................  68,500      97,050
   *Tebrau Teguh Berhad............................................... 137,300      33,284
    Telekom Malaysia Berhad........................................... 105,000     189,106
    Tenaga Nasional Berhad............................................ 193,400     416,563
    TH Plantations Berhad.............................................  33,500      26,975
   *Time Dotcom Berhad................................................  66,600      73,746
    Top Glove Corp. Berhad............................................  49,000      83,805
    Tradewinds (Malaysia) Berhad......................................  17,700      47,450
    Tradewinds Plantation Berhad......................................  21,400      32,791
    TSH Resources Berhad..............................................  63,700      52,844
    Uchi Technologies Berhad..........................................  51,700      19,760
   *UEM Land Holdings Berhad.......................................... 263,964     167,014
    UMW Holdings Berhad...............................................  84,000     253,329
    Unico-Desa Plantations Berhad..................................... 231,940      92,567
    Unisem (Malaysia) Berhad..........................................  99,830      40,928
    United Malacca Berhad.............................................  20,100      48,759
    United Plantations Berhad.........................................  23,500     194,901
    VS Industry Berhad................................................  56,245      28,435
    Wah Seong Corp. Berhad............................................  81,902      48,897
    WCT Berhad........................................................ 128,800     103,754
    WTK Holdings Berhad...............................................  52,300      19,966
    YNH Property Berhad...............................................      99          59
    YTL Corp. Berhad.................................................. 754,768     446,878
    YTL e-Solutions Berhad............................................  48,400      11,863
   *YTL Land & Development Berhad.....................................  61,900      22,239
    YTL Power International Berhad.................................... 319,073     182,796
   *Zelan Berhad......................................................  24,000       2,873
    Zhulian Corp Berhad...............................................  12,400       8,341
                                                                               -----------
TOTAL MALAYSIA........................................................          14,762,054
                                                                               -----------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Series A......................................  61,200     978,068
  #*Alsea S.A.B. de C.V...............................................  80,812     111,388
    America Movil S.A.B. de C.V. Series L.............................  33,700      45,006
   #America Movil S.A.B. de C.V. Series L ADR......................... 104,978   2,801,863
    Arca Continental S.A.B. de C.V....................................  48,659     305,708
  #*Axtel S.A.B. de C.V............................................... 151,560      23,135
    Bolsa Mexicana de Valores S.A. de C.V.............................  49,194      93,590
   *Cemex S.A.B. de C.V. Sponsored ADR................................ 245,476   1,708,513
    Cia Minera Autlan S.A.B. de C.V. Series B.........................  21,700      24,150
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................   4,011     445,983
   #Compartamos S.A.B. de C.V......................................... 129,600     129,420
   *Consorcio ARA S.A.B. de C.V. Series *............................. 221,200      59,049
    Controladora Comercial Mexicana S.A.B. de C.V. Series B...........  86,350     197,394
   *Corporacion GEO S.A.B. de C.V. Series B........................... 105,667     111,082
    Corporacion Moctezuma S.A.B. de C.V. Series.......................  87,200     209,041
   *Desarrolladora Homex S.A.B. de C.V................................  45,100      89,193
    El Puerto de Liverpool S.A.B. de C.V. Series C-1..................  20,241     159,785
   *Empresas ICA S.A.B. de C.V. Sponsored ADR.........................  37,754     252,574
  #*Financiera Independencia S.A.B. de C.V............................  23,047       8,093
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...........  26,897   2,297,542
   *Gruma S.A.B. de C.V. Series B.....................................  88,818     232,489

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 SHARES     VALUE++
                                                                                 ------     -------
MEXICO -- (Continued)
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......................    42,900 $    90,326
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......................    10,080     396,749
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......................     3,400     302,974
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B..................    15,400     137,793
   #Grupo Bimbo S.A.B. de C.V. Series A......................................   200,535     499,132
    Grupo Carso S.A.B. de C.V. Series A-1....................................   101,997     352,735
    Grupo Comercial Chedraui S.A. de C.V.....................................    33,902      89,149
   #Grupo Elektra S.A. de C.V................................................     4,729     222,324
   *Grupo Famsa S.A.B. de C.V. Series A......................................    28,328      33,422
   #Grupo Financiero Banorte S.A.B. de C.V. Series O.........................   345,133   1,853,028
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.........................   284,149     747,845
    Grupo Herdez S.A.B. de C.V. Series *.....................................    23,819      58,139
    Grupo Mexico S.A.B. de C.V. Series B.....................................   602,907   1,695,584
   *Grupo Simec S.A. de C.V. Series B........................................    20,600      66,857
   *Grupo Simec S.A. de C.V. Sponsored ADR...................................       601       5,890
    Grupo Televisa S.A.B. Sponsored ADR......................................    63,039   1,436,659
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.....   163,000     265,977
    Industrias Bachoco S.A.B. de C.V. Series B...............................     3,553       6,773
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR..........................       789      18,147
   *Industrias CH S.A.B. de C.V. Series B....................................    44,424     222,579
    Industrias Penoles S.A.B. de C.V.........................................    10,015     409,682
   *Inmuebles Carso S.A.B. de C.V. Series B-1................................    84,300      64,341
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.........................   165,100     343,645
   *Megacable Holdings S.A.B. de C.V.........................................    23,289      50,086
    Mexichem S.A.B. de C.V. Series *.........................................    90,102     426,170
   *Minera Frisco S.A.B. de C.V. Series A-1..................................    43,500     172,122
   *OHL Mexico S.A.B. de C.V.................................................    93,865     142,578
   *Organizacion Soriana S.A.B. de C.V. Series B.............................   173,524     519,326
  #*Promotora y Operadora de Infraestructura S.A.B de C.V....................    26,435     137,100
    TV Azteca S.A.B. de C.V..................................................   179,493     119,181
   *Urbi Desarrollos Urbanos S.A.B. de C.V...................................   102,404      60,525
    Wal-Mart de Mexico S.A.B. de C.V. Series V...............................   292,360     824,636
                                                                                        -----------
TOTAL MEXICO.................................................................            22,054,540
                                                                                        -----------
PERU -- (0.3%)
    Cia de Minas Buenaventura S.A. ADR.......................................    15,794     575,217
    Credicorp, Ltd...........................................................     5,628     652,510
                                                                                        -----------
TOTAL PERU...................................................................             1,227,727
                                                                                        -----------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.............................................   153,800     180,803
    Aboitiz Power Corp.......................................................   236,700     195,296
    Alliance Global Group, Inc...............................................   900,300     250,728
   *Atlas Consolidated Mining & Development Corp.............................   144,200      60,037
    Ayala Corp. Series A.....................................................    26,231     272,536
    Ayala Land, Inc..........................................................   454,660     237,038
    Bank of the Philippine Islands...........................................    84,392     146,394
    BDO Unibank, Inc.........................................................   211,506     325,526
   *Belle Corp...............................................................   659,500      79,086
   *Cebu Air, Inc............................................................    52,140      85,954
    China Banking Corp.......................................................     7,127      81,440
    DMCI Holdings, Inc.......................................................    74,200     103,759
    Energy Development Corp..................................................   683,600      99,034
    Filinvest Land, Inc...................................................... 2,271,000      73,903
   *First Gen Corp...........................................................   209,100      96,003
    First Philippines Holdings Corp..........................................    56,360     104,409
   *Global Estate Resorts, Inc...............................................   685,000      33,539
    Globe Telecom, Inc.......................................................     5,905     161,957
    International Container Terminal Services, Inc...........................   107,570     186,602
   *JG Summit Holdings, Inc..................................................    90,100      72,846
    Jollibee Foods Corp......................................................    43,380     106,866

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
PHILIPPINES -- (Continued)
   *Lepanto Consolidated Mining Co. Series B..........................   550,000 $   18,101
    Lopez Holdings Corp...............................................   335,100     46,542
    Macroasia Corp....................................................    79,000      5,437
    Manila Electric Co................................................    22,310    141,164
    Manila Water Co., Inc.............................................   169,400    105,589
    Megaworld Corp.................................................... 2,588,000    139,440
    Metro Bank & Trust Co.............................................    81,675    195,103
    Metro Pacific Investments Corp.................................... 1,654,000    164,953
    Philippine Long Distance Telephone Co. Sponsored ADR..............     2,675    174,678
   *Philippine National Bank..........................................    50,520     90,450
    Philippine Stock Exchange, Inc....................................     2,380     20,620
    Philodrill Corp................................................... 5,000,000      6,189
   *RFM Corp..........................................................   103,000      8,245
    Rizal Commercial Banking Corp.....................................    70,500     74,944
   *Robinson's Land Corp. Series B....................................   365,500    170,060
   *Security Bank Corp................................................    47,890    161,650
   *Semirara Mining Corp..............................................    11,170     59,842
    SM Development Corp...............................................   605,693     89,767
    SM Investments Corp...............................................    21,550    385,631
    SM Prime Holdings, Inc............................................   971,625    324,922
    Southeast Asia Cement Holdings, Inc...............................   766,000     37,783
    Union Bank of Philippines.........................................    39,820     95,503
    Universal Robina Corp.............................................   154,980    217,627
    Vista Land & Lifescapes, Inc......................................   794,000     83,441
                                                                                 ----------
TOTAL PHILIPPINES.....................................................            5,771,437
                                                                                 ----------
POLAND -- (1.5%)
    Agora SA..........................................................    10,877     26,292
   *Alchemia SA.......................................................     5,997      9,596
   *AmRest Holdings SE................................................     2,322     52,016
    Apator SA.........................................................       814      6,446
    Asseco Poland SA..................................................    14,856    201,786
   *Bank Handlowy w Warszawie SA......................................     5,799    140,337
   *Bank Millennium SA................................................    77,113     80,398
    Bank Pekao SA.....................................................     8,736    364,524
   *Boryszew SA.......................................................   141,708     22,430
   *BRE Bank SA.......................................................     1,946    165,458
    Budimex SA........................................................       993     16,586
   *CD Projekt Red SA.................................................    15,498     20,732
   *Ciech SA..........................................................    11,319     53,959
   *Cinema City International NV......................................       370      3,147
   *Cyfrowy Polsat SA.................................................     7,179     31,422
    Debica SA.........................................................     1,289     20,605
    Dom Development SA................................................       200      1,557
   *Dom Maklerski IDM SA..............................................    34,400      3,796
   *Echo Investment SA................................................    43,544     46,352
    Elektrobudowa SA..................................................        39      1,048
    Emperia Holding SA................................................     2,075     25,430
    Enea SA...........................................................    24,938    116,007
    Eurocash SA.......................................................     7,633     89,231
    Fabryki Mebli Forte SA............................................     1,878      6,574
   *Getin Holding SA..................................................    44,934     22,115
   *Getin Noble Bank SA...............................................   131,516     62,657
    Grupa Kety SA.....................................................     1,610     58,149
   *Grupa Lotos SA....................................................    16,226    126,656
   *Hawe SA...........................................................    30,550     34,980
   *ING Bank Slaski SA................................................     4,220     96,277
   *Inter Cars SA.....................................................       702     19,824
   *Kernel Holding SA.................................................     8,261    172,195
    KGHM Polska Miedz SA..............................................    22,598    853,669
   *Kopex SA..........................................................     6,846     35,368

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
POLAND -- (Continued)
   *Kredyt Bank SA....................................................  10,078 $    43,251
   *LPP SA............................................................      65      65,721
    Lubelski Wegiel Bogdanka SA.......................................   5,158     187,379
   *MNI SA............................................................   3,678       1,878
   *Netia SA..........................................................  73,376     130,532
    NG2 SA............................................................   1,481      25,652
   *Orbis SA..........................................................   4,959      53,196
    Pelion SA.........................................................   2,616      22,513
    PGE SA............................................................  66,490     369,834
    Polimex-Mostostal SA..............................................  92,257      17,886
   *Polish Energy Partners SA.........................................   4,613      39,263
    Polnord SA........................................................     781       3,004
   *Polski Koncern Naftowy Orlen SA...................................  59,448     635,192
    Polskie Gornictwo Naftowe I Gazownictwo SA........................ 142,972     173,116
    Powszechna Kasa Oszczednosci Bank Polski SA.......................  40,573     393,807
   *Powszechny Zaklad Ubezpieczen SA..................................   3,076     324,914
   *PZ Cormay SA......................................................   5,536      16,568
   *Raciborska Fabryka Kotlow SA......................................   6,073      14,759
   *Rovese SA.........................................................  15,781       9,570
    Stalprodukt SA....................................................     290      15,140
    Synthos SA........................................................  55,446      87,754
    Tauron Polska Energia SA..........................................  27,004      37,102
    Telekomunikacja Polska SA.........................................  68,020     320,454
    TVN SA............................................................  11,441      25,561
   *Warsaw Stock Exchange SA..........................................   1,908      19,412
    Zaklady Azotowe Pulawy SA.........................................   1,290      43,146
   *Zaklady Chemiczne Police SA.......................................     933       3,157
                                                                               -----------
TOTAL POLAND..........................................................           6,067,380
                                                                               -----------
RUSSIA -- (3.6%)
   *Etalon Group, Ltd. GDR............................................   4,786      30,501
   *Eurasia Drilling Co., Ltd. GDR....................................  11,462     314,110
   *Federal Hydrogenerating Co. ADR................................... 195,875     477,959
   *Gazprom OAO Sponsored ADR......................................... 592,879   5,451,170
   *Globaltrans Investment P.L.C. Sponsored GDR.......................   4,320      81,435
   *Integra Group Holdings GDR........................................  26,558      33,184
   *Lukoil OAO Sponsored ADR..........................................  42,853   2,409,227
   *Magnitogorsk Iron & Steel Works Sponsored GDR.....................  21,127      78,336
   *Mail.ru Group, Ltd. GDR...........................................   5,249     158,346
   #Mechel Sponsored ADR..............................................  28,298     183,371
   *MMC Norilsk Nickel OJSC ADR.......................................  54,136     833,420
    Novolipetsk Steel OJSC GDR........................................   8,282     137,228
   *Novorossiysk Sea Trade Port GDR...................................   7,362      53,829
   *O'Key Group SA GDR (B572PM0)......................................     959       8,751
   *PIK Group GDR.....................................................  24,452      54,601
    Rosneft OAO GDR................................................... 114,287     684,186
   *Rostelecom OJSC Sponsored ADR.....................................   2,212      46,112
   *Sberbank of Russia Sponsored ADR.................................. 119,867   1,326,108
    Severstal OAO GDR.................................................  16,208     180,706
   *Surgutneftegas OAO Sponsored ADR..................................   2,038      16,991
   *Tatneft OAO Sponsored ADR.........................................  21,530     805,428
    TMK OAO GDR.......................................................   5,575      79,518
    Uralkali OJSC GDR.................................................  15,489     643,311
    VimpelCom, Ltd. Sponsored ADR.....................................  29,103     244,174
    VTB Bank OJSC GDR................................................. 106,345     345,636
   *X5 Retail Group N.V. GDR..........................................   8,750     170,882
                                                                               -----------
TOTAL RUSSIA..........................................................          14,848,520
                                                                               -----------
SOUTH AFRICA -- (7.8%)
    ABSA Group, Ltd...................................................  44,961     734,244
    Acucap Properties, Ltd............................................     541       3,077

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH AFRICA -- (Continued)
    Adcorp Holdings, Ltd..............................................  16,639 $   54,087
    Advtech, Ltd......................................................  59,573     41,045
    AECI, Ltd.........................................................  26,705    258,191
    Afgri, Ltd........................................................  63,620     42,649
    African Bank Investments, Ltd..................................... 130,016    576,081
    African Oxygen, Ltd...............................................  36,311     84,815
    African Rainbow Minerals, Ltd.....................................  19,892    373,426
    Allied Electronics Corp., Ltd.....................................   1,837      5,221
    Allied Technologies, Ltd..........................................   6,843     39,196
   #Anglo American Platinum, Ltd......................................   7,145    364,784
    AngloGold Ashanti, Ltd. Sponsored ADR.............................  41,185  1,400,702
    ArcelorMittal South Africa, Ltd...................................  34,527    187,399
    Argent Industrial, Ltd............................................  21,479     16,099
   #Assore, Ltd.......................................................   3,693    132,219
    Astral Foods, Ltd.................................................   8,131    100,516
    Aveng, Ltd........................................................  79,768    334,570
    AVI, Ltd..........................................................  38,448    274,276
    Avusa, Ltd........................................................  26,373     74,807
    Barloworld, Ltd...................................................  53,409    534,267
    Bidvest Group, Ltd................................................  36,444    868,476
    Blue Label Telecoms, Ltd..........................................  61,865     41,121
   *Brait SE..........................................................   1,409      4,822
    Business Connexion Group, Ltd.....................................  65,032     36,598
    Capitec Bank Holdings, Ltd........................................   3,178     83,640
    Cashbuild, Ltd....................................................   5,116     94,079
    Caxton & CTP Publishers & Printers, Ltd...........................  26,485     49,776
    City Lodge Hotels, Ltd............................................   4,220     42,099
    Clicks Group, Ltd.................................................  39,456    259,341
   *Consolidated Infrastructure Group, Ltd............................     920      1,387
    Coronation Fund Managers, Ltd.....................................  41,530    147,556
    DataTec, Ltd......................................................  34,500    193,033
    Discovery Holdings, Ltd...........................................  43,948    286,547
   *Distribution & Warehousing Network, Ltd...........................  46,874     36,276
    DRDGOLD, Ltd......................................................  70,717     43,261
   *DRDGOLD, Ltd. Sponsored ADR.......................................   1,600      9,648
    EOH Holdings, Ltd.................................................  13,981     60,645
    Eqstra Holdings, Ltd..............................................  87,411     74,853
   *Evraz Highveld Steel & Vanadium, Ltd..............................   5,882     16,352
    Exxaro Resources, Ltd.............................................  18,410    374,455
    Famous Brands, Ltd................................................   5,707     44,024
    FirstRand, Ltd.................................................... 316,576  1,065,011
    Foschini Group, Ltd. (The)........................................  29,933    513,388
   *Gijima Group, Ltd................................................. 305,008     17,309
    Gold Fields, Ltd..................................................   8,786    112,513
    Gold Fields, Ltd. Sponsored ADR................................... 106,418  1,372,792
    Grindrod, Ltd.....................................................  99,009    155,135
    Group Five, Ltd...................................................  31,179     85,589
    Growthpoint Properties, Ltd.......................................  50,177    156,994
    Harmony Gold Mining Co., Ltd......................................  50,878    505,557
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................  29,635    291,016
    Hudaco Industries, Ltd............................................   8,693    112,980
   *Hulamin, Ltd......................................................  41,925     23,194
    Iliad Africa, Ltd.................................................  37,928     23,858
    Illovo Sugar, Ltd.................................................  47,116    164,011
    Impala Platinum Holdings, Ltd.....................................  67,309  1,052,182
    Imperial Holdings, Ltd............................................  33,785    762,645
   #Investec, Ltd.....................................................  41,126    243,628
    JD Group, Ltd.....................................................  40,055    213,211
    JSE, Ltd..........................................................  19,321    176,302
    Kumba Iron Ore, Ltd...............................................   4,769    298,543
    Lewis Group, Ltd..................................................  18,431    157,251

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.............................................  23,254 $   262,216
    Massmart Holdings, Ltd............................................  10,165     215,314
   *Merafe Resources, Ltd............................................. 152,863      14,947
    Metair Investments, Ltd...........................................  21,896      66,592
    MMI Holdings, Ltd................................................. 209,699     471,576
    Mondi, Ltd........................................................  25,352     215,651
    Mpact, Ltd........................................................  25,967      53,747
    Mr. Price Group, Ltd..............................................  30,459     452,353
   *Murray & Roberts Holdings, Ltd....................................  91,101     254,946
   *Mvelaphanda Group, Ltd............................................  73,670      29,352
    Mvelaserve, Ltd...................................................  18,443      21,980
    Nampak, Ltd....................................................... 114,341     357,703
    Naspers, Ltd. Series N............................................  25,659   1,412,833
    Nedbank Group, Ltd................................................  38,048     844,636
    Northam Platinum, Ltd.............................................  43,613     134,597
    Oceana Group, Ltd.................................................  12,999      76,236
   *O'Key Group SA GDR (670866201)....................................     274       2,507
    Omnia Holdings, Ltd...............................................  11,178     151,424
    Palabora Mining Co., Ltd..........................................   2,658      29,770
    Peregrine Holdings, Ltd...........................................  26,279      35,293
    Petmin, Ltd.......................................................  40,487      12,873
    Pick'n Pay Stores, Ltd............................................  26,701     136,713
    Pinnacle Technology Holdings, Ltd.................................  31,383      60,234
    Pioneer Foods, Ltd................................................  14,484      93,283
    Premium Properties, Ltd...........................................  22,528      46,354
    Pretoria Portland Cement Co., Ltd.................................  85,392     263,202
    PSG Group, Ltd....................................................  37,187     305,399
    Rainbow Chicken, Ltd..............................................   3,612       6,236
    Raubex Group, Ltd.................................................  30,242      49,439
    Resilient Property Income Fund, Ltd...............................  40,750     233,388
    Reunert, Ltd......................................................  30,944     296,115
    Sanlam, Ltd....................................................... 261,240   1,127,831
    Santam, Ltd.......................................................   4,686      92,653
   *Sappi, Ltd. Sponsored ADR......................................... 142,586     417,777
    Sasol, Ltd........................................................   7,030     292,660
    Sasol, Ltd. Sponsored ADR.........................................  49,387   2,049,067
   *Sentula Mining, Ltd............................................... 109,719      24,027
    Shoprite Holdings, Ltd............................................  29,702     582,473
    Spar Group, Ltd. (The)............................................  21,256     306,392
    Spur Corp., Ltd...................................................  13,016      27,005
    Standard Bank Group, Ltd.......................................... 132,915   1,826,144
   *Steinhoff International Holdings, Ltd............................. 213,355     632,189
   *Super Group, Ltd..................................................  58,466     113,217
    Telkom South Africa, Ltd..........................................  46,406      99,726
    Tiger Brands, Ltd.................................................  11,095     356,535
    Tongaat-Hulett, Ltd...............................................  20,528     338,265
    Trencor, Ltd......................................................  38,678     237,310
    Truworths International, Ltd......................................  31,603     395,919
   *Village Main Reef, Ltd............................................  79,819      14,071
    Vodacom Group, Ltd................................................  20,787     239,086
    Vukile Property Fund, Ltd.........................................  12,086      27,519
    Wilson Bayly Holme-Ovcon, Ltd.....................................  12,894     202,232
    Woolworths Holdings, Ltd..........................................  69,516     453,522
    Zeder Investments, Ltd............................................  66,673      22,337
                                                                               -----------
TOTAL SOUTH AFRICA....................................................          32,387,635
                                                                               -----------
SOUTH KOREA -- (12.9%)
    Aekyung Petrochemical Co., Ltd....................................     772      20,012
    Amorepacific Corp.................................................     332     300,594
   *Amorepacific Group................................................     480     155,787
    Asia Cement Co., Ltd..............................................     420      16,674

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
SOUTH KOREA -- (Continued)
   *Asiana Airlines, Inc.............................................. 16,080 $104,733
   *AUK Corp..........................................................  5,660   10,223
    Baiksan Co., Ltd..................................................  2,900    6,668
   *Basic House Co., Ltd. (The).......................................  4,590   44,809
    Binggrae Co., Ltd.................................................    955   74,792
  #*Brain Technology Industries Co., Ltd.............................. 15,590   51,393
   *BS Financial Group, Inc........................................... 36,130  378,111
    Capro Corp........................................................  3,450   43,064
    Cheil Industrial, Inc.............................................  6,990  595,713
    Cheil Worldwide, Inc.............................................. 12,760  213,185
  #*Chin Hung International, Inc...................................... 12,917   11,461
    China Ocean Resources Co., Ltd....................................  9,730   37,495
    Chosun Refractories Co., Ltd......................................     53    2,819
    CJ CGV Co., Ltd...................................................  2,390   54,887
    CJ Cheiljedang Corp...............................................  1,371  335,256
   *CJ E&M Corp.......................................................  4,845   98,782
   *CJ Korea Express Corp.............................................  1,736  129,645
    Cosmax, Inc.......................................................  1,960   47,000
   *Cosmochemical Co., Ltd............................................  2,170   20,392
    Crown Confectionery Co., Ltd......................................     78   12,317
    Dae Han Flour Mills Co., Ltd......................................    181   16,920
    Dae Won Kang Up Co., Ltd..........................................  6,670   33,099
   *Daechang Co., Ltd................................................. 19,890   19,294
   #Daeduck Electronics Co., Ltd......................................  6,050   56,754
    Daeduck GDS Co., Ltd..............................................  3,420   41,780
    Daegu Department Store Co., Ltd...................................  1,240   15,882
    Daehan Steel Co., Ltd.............................................  5,070   32,799
    Dae-Il Corp.......................................................  3,620   14,542
    Daelim Industrial Co., Ltd........................................  5,787  443,637
    Daesang Corp......................................................  3,590   44,654
    Daesung Group Partners Co., Ltd...................................     12      385
   *Daesung Industrial Co., Ltd.......................................    634    9,189
   *Daewoo Engineering & Construction Co., Ltd........................ 18,240  136,465
    Daewoo Securities Co., Ltd........................................ 36,131  334,403
    Daewoo Shipbuilding & Marine Engineering Co., Ltd................. 19,281  421,068
    Daishin Securities Co., Ltd.......................................  8,250   59,621
    Daou Technology, Inc..............................................  4,300   42,554
    DGB Financial Group, Inc.......................................... 28,130  319,511
   *Dong Yang Gang Chul Co., Ltd......................................  5,950   11,842
    Dongaone Co., Ltd.................................................  1,350    3,382
    Dongbang Transport Logistics Co., Ltd.............................  6,840   32,905
   *Dongbu HiTek Co., Ltd.............................................  5,690   33,454
    Dongbu Insurance Co., Ltd.........................................  6,893  254,385
    Dongbu Securities Co., Ltd........................................  1,790    5,373
  #*Dongbu Steel Co., Ltd.............................................  4,494   16,214
    Dong-Il Corp......................................................     87    3,359
    Dongil Industries Co., Ltd........................................     71    2,813
   #Dongkuk Steel Mill Co., Ltd.......................................  7,940  103,051
    Dongwon F&B Co., Ltd..............................................     95    5,075
    Dongwon Industries Co., Ltd.......................................    198   40,728
   #Dongyang Mechatronics Corp........................................  4,190   46,622
    Doosan Corp.......................................................  1,524  177,309
   *Doosan Engineering & Construction Co., Ltd........................  8,920   21,143
    Doosan Heavy Industries & Construction Co., Ltd...................  8,651  460,977
  #*Doosan Infracore Co., Ltd......................................... 17,620  279,581
   *DuzonBIzon Co., Ltd...............................................  4,340   35,328
    E1 Corp...........................................................    559   25,961
    E-Mart Co., Ltd...................................................  3,158  731,975
   *Eugene Investment & Securities Co., Ltd...........................  8,900   19,571
    Fila Korea, Ltd...................................................  1,678   98,231
   *Foosung Co., Ltd..................................................  8,920   35,719

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SOUTH KOREA -- (Continued)
    Fursys, Inc.......................................................  1,797 $   45,053
    GIIR, Inc.........................................................  2,100     13,326
    Global & Yuasa Battery Co., Ltd...................................  1,000     42,603
    GS Engineering & Construction Corp................................  6,206    377,903
    GS Global Corp....................................................  2,500     24,536
    GS Holdings Corp.................................................. 10,634    534,665
    Gwangju Shinsegae Co., Ltd........................................    188     36,335
    Halla Climate Control Corp........................................  5,430    121,441
    Halla Engineering & Construction Corp.............................  3,190     26,740
    Han Kuk Carbon Co., Ltd...........................................  4,820     21,850
    Hana Financial Group, Inc......................................... 42,800  1,355,504
    Handsome Co., Ltd.................................................  3,700     72,819
    Hanil Cement Co., Ltd.............................................    735     19,543
    Hanil E-Wha Co., Ltd..............................................  3,540     27,408
   *Hanjin Heavy Industries & Construction Co., Ltd...................  6,898     72,720
    Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  3,084     18,260
  #*Hanjin Shipping Co., Ltd.......................................... 19,200    242,373
   *Hanjin Shipping Holdings Co., Ltd.................................  3,216     14,367
    Hanjin Transportation Co., Ltd....................................  2,540     40,528
    Hankook Shell Oil Co., Ltd........................................    168     32,354
    Hankook Tire Co., Ltd............................................. 10,190    373,512
    Hankuk Glass Industries, Inc......................................  1,820     36,245
    Hankuk Paper Manufacturing Co., Ltd...............................    590      9,891
    Hansol Chemical Co., Ltd..........................................  2,570     44,366
    Hansol CSN Co., Ltd............................................... 18,940     35,114
    Hansol Paper Co., Ltd.............................................  6,280     49,932
  #*Hansol Technics Co., Ltd..........................................  1,732     23,752
    Hanssem Co., Ltd..................................................  2,170     32,194
  #*Hanwha Chemical Corp.............................................. 17,206    314,778
    Hanwha Corp.......................................................  9,224    233,856
   *Hanwha General Insurance Co., Ltd.................................  2,480     12,531
    Hanwha Securities Co., Ltd........................................ 11,644     38,737
    Hanyang Securities Co., Ltd.......................................  1,030      5,708
    HMC Investment Securities Co., Ltd................................  3,823     40,788
    Honam Petrochemical Corp..........................................  1,975    411,214
    Hotel Shilla Co., Ltd.............................................  4,790    203,976
    HS R&A Co., Ltd...................................................    520      5,216
    Huchems Fine Chemical Corp........................................  3,494     73,146
    Husteel Co., Ltd..................................................  1,240     24,648
    Hwacheon Machine Tool Co., Ltd....................................    240      9,030
    Hwashin Co., Ltd..................................................  4,870     41,801
    Hyosung Corp......................................................  5,283    248,312
   *Hyundai BNG Steel Co., Ltd........................................  2,940     24,510
    Hyundai Corp......................................................  1,480     26,401
    Hyundai Department Store Co., Ltd.................................  2,784    312,271
    Hyundai Development Co............................................ 14,182    253,791
    Hyundai Elevator Co., Ltd.........................................  1,117     80,383
    Hyundai Engineering & Construction Co., Ltd.......................  7,010    366,220
    Hyundai Engineering Plastics Co., Ltd.............................  3,250     16,738
    Hyundai Glovis Co., Ltd...........................................    863    164,733
    Hyundai Greenfood Co., Ltd........................................ 10,800    150,687
    Hyundai Heavy Industries Co., Ltd.................................  4,292    909,463
    Hyundai Home Shopping Network Corp................................  1,045     87,146
    Hyundai Hysco Co., Ltd............................................  4,180    160,990
    Hyundai Marine & Fire Insurance Co., Ltd..........................  9,970    246,060
  #*Hyundai Merchant Marine Co., Ltd..................................  5,062    111,150
    Hyundai Mipo Dockyard Co., Ltd....................................    677     70,120
    Hyundai Mobis.....................................................  4,504  1,183,243
    Hyundai Securities Co., Ltd....................................... 29,642    219,110
    Hyundai Steel Co.................................................. 10,278    755,600
    Iljin Display Co., Ltd............................................  3,030     41,024

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SOUTH KOREA -- (Continued)
    Iljin Electric Co., Ltd...........................................  5,910 $   22,824
    Ilshin Spinning Co., Ltd..........................................    221     14,137
   #iMarketKorea, Inc.................................................  2,300     45,776
    Industrial Bank of Korea, Ltd..................................... 29,680    319,699
    IS Dongseo Co., Ltd...............................................  1,905     17,072
    ISU Chemical Co., Ltd.............................................  2,540     46,447
    IsuPetasys Co., Ltd...............................................  6,490     26,405
    Jahwa Electronics Co., Ltd........................................  3,470     35,267
    Jeonbuk Bank, Ltd.................................................  9,923     38,976
    KB Financial Group, Inc...........................................  2,980     93,847
    KB Financial Group, Inc. ADR...................................... 37,857  1,186,060
    KC Tech Co., Ltd..................................................  3,300     11,683
    KCC Corp..........................................................  1,004    251,102
    Keangnam Enterprises, Ltd.........................................    998      5,862
   *KEC Corp.......................................................... 16,880     10,396
    KEPCO Engineering & Construction Co., Inc.........................    835     50,347
   *KEPCO Plant Service & Engineering Co., Ltd........................  1,260     55,408
    KISCO Corp........................................................  1,168     28,880
    KISCO Holdings Co., Ltd...........................................     41      1,240
    KISWIRE, Ltd......................................................  2,896     83,550
    Kiwoom Securities Co., Ltd........................................  2,199    115,408
   *Kolao Holdings....................................................  2,840     38,407
    Kolon Corp........................................................  1,240     23,956
    Kolon Global Corp.................................................  5,700     21,222
    Kolon Industries, Inc.............................................  3,280    192,210
   *Korea Electric Power Corp......................................... 14,660    327,498
   *Korea Electric Power Corp. Sponsored ADR..........................  6,480     71,604
    Korea Electric Terminal Co., Ltd..................................  1,640     31,222
   *Korea Exchange Bank............................................... 55,560    410,190
    Korea Flange Co., Ltd.............................................    640      6,751
    Korea Gas Corp....................................................  3,582    140,195
    Korea Investment Holdings Co., Ltd................................  9,390    284,839
    Korea Kolmar Co., Ltd.............................................  3,410     31,114
    Korea Life Insurance Co., Ltd..................................... 38,090    218,735
    Korea Petrochemical Industrial Co., Ltd...........................    427     25,383
    Korea Reinsurance Co., Ltd........................................ 16,171    139,115
    Korea Zinc Co., Ltd...............................................    747    251,932
   *Korean Air Co., Ltd...............................................  5,908    250,665
   #KP Chemical Corp..................................................  9,970    105,692
    KPX Chemical Co., Ltd.............................................    618     24,513
   *KPX Fine Chemical Co., Ltd........................................    187      4,210
    KT Corp...........................................................  2,060     58,799
    KT Corp. Sponsored ADR............................................  2,100     29,925
   *KTB Investment & Securities Co., Ltd.............................. 13,480     22,106
    Kukdo Chemical Co., Ltd...........................................    337     13,239
    Kumho Electric Co., Ltd...........................................    520      8,843
   *Kumho Industrial Co., Ltd.........................................  5,320     25,696
    Kumho Petro chemical Co., Ltd.....................................  1,689    181,817
   *Kumho Tire Co., Inc...............................................  8,089    105,493
   *Kwang Myung Electric Engineering Co., Ltd......................... 10,100     26,308
    Kyeryong Construction Industrial Co., Ltd.........................  1,260     10,505
    Kyobo Securities Co., Ltd.........................................  3,800     15,772
    Kyungdong City Gas Co., Ltd.......................................    206     11,760
    LG Chemical, Ltd..................................................  2,578    707,417
    LG Corp........................................................... 14,817    759,737
   *LG Display Co., Ltd...............................................  7,360    157,223
   *LG Display Co., Ltd. ADR.......................................... 69,145    739,160
    LG Fashion Corp...................................................  3,584     85,001
    LG Hausys, Ltd....................................................  1,416     75,827
    LG Household & Healthcare Co., Ltd................................    647    333,543
   *LG Innotek Co., Ltd...............................................  2,113    163,544

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SOUTH KOREA -- (Continued)
    LG International Corp.............................................  6,541 $  214,787
    LG Uplus Corp..................................................... 48,360    280,628
    LIG Insurance Co., Ltd............................................  9,310    179,925
    Lotte Chilsung Beverage Co., Ltd..................................     88    101,504
   *Lotte Confectionary Co., Ltd......................................    149    207,186
    Lotte Midopa Co., Ltd.............................................  3,310     37,803
   *Lotte Non-Life Insurance Co., Ltd.................................  1,900      7,852
    Lotte Samkang Co., Ltd............................................    142     63,558
    Lotte Shopping Co., Ltd...........................................  1,836    469,276
    LS Corp...........................................................  3,164    246,845
    Macquarie Korea Infrastructure Fund............................... 54,992    299,432
   *Mando Corp........................................................  1,599    229,429
   *Meritz Financial Holdings Co., Ltd................................  7,690     16,518
    Meritz Fire Marine Insurance Co., Ltd............................. 12,331    110,498
    Meritz Securities Co., Ltd........................................ 56,485     43,230
    Mirae Asset Securities Co., Ltd...................................  5,685    147,342
    Moorim P&P Co., Ltd...............................................  4,440     13,592
    Motonic Corp......................................................  2,770     17,301
    Namhae Chemical Corp..............................................  4,250     33,814
    NCsoft Corp.......................................................  1,546    303,812
    Nexen Corp........................................................  1,633     90,458
    NH Investment & Securities Co., Ltd...............................  4,420     19,101
    NHN Corp..........................................................  3,062    742,071
    NK Co., Ltd.......................................................  2,980      9,749
    Nong Shim Holdings Co., Ltd.......................................    248     11,143
    NongShim Co., Ltd.................................................    749    145,970
   #OCI Co., Ltd......................................................  2,699    474,855
    Ottogi Corp.......................................................    251     36,635
  #*Pharmicell Co., Ltd...............................................  7,176     47,603
    Poongsan Corp.....................................................  4,250    112,773
    Poongsan Holdings Corp............................................    510     10,032
    Pulmuone Co., Ltd.................................................    234      7,125
    Pusan City Gas Co., Ltd...........................................  1,850     31,351
    S&T Dynamics Co., Ltd.............................................  4,770     55,534
    S&T Holdings Co., Ltd.............................................  1,330     10,969
    S&T Motiv Co., Ltd................................................  1,270     21,927
   *S1 Corp...........................................................  2,301    117,143
  #*Saehan Industries, Inc............................................ 52,090     31,904
    Sajo Industries Co., Ltd..........................................    435     20,812
    Sam Young Electronics Co., Ltd....................................  1,500     10,862
    Samchully Co., Ltd................................................    519     40,472
    Samick Musical Instruments Co., Ltd...............................  9,290     12,110
    Samick THK Co., Ltd...............................................  4,280     19,883
    SamkwangGlass Co., Ltd............................................    501     22,582
    Samsung C&T Corp.................................................. 18,531  1,045,758
    Samsung Card Co., Ltd.............................................  2,913     85,735
    Samsung Electro-Mechanics Co., Ltd................................  5,159    478,897
    Samsung Electronics Co., Ltd......................................  7,466  8,582,326
    Samsung Electronics Co., Ltd. GDR.................................    574    329,646
    Samsung Engineering Co., Ltd......................................  2,222    355,709
   #Samsung Fine Chemicals Co., Ltd...................................  3,501    190,587
    Samsung Fire & Marine Insurance, Ltd..............................  4,074    761,950
    Samsung Heavy Industries Co., Ltd................................. 17,620    602,504
    Samsung Life Insurance Co., Ltd...................................  6,197    507,000
   #Samsung SDI Co., Ltd..............................................  5,787    723,039
    Samsung Securities Co., Ltd.......................................  9,653    409,441
    Samwha Capacitor Co., Ltd.........................................  1,250      6,082
    Samyang Foods Co., Ltd............................................  1,700     32,245
    Samyang Holdings Corp.............................................  1,286     61,041
    Samyoung Chemical Co., Ltd........................................  6,670     20,444
    SBS Media Holdings Co., Ltd.......................................  5,930     24,490

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
SOUTH KOREA -- (Continued)
    Seah Besteel Corp.................................................  1,918 $    55,712
    SeAH Holdings Corp................................................    247      21,467
    SeAH Steel Corp...................................................    610      45,857
    Sebang Co., Ltd...................................................  1,910      25,080
    Seoul City Gas Co., Ltd...........................................    200       8,107
   *Sewon Cellontech Co., Ltd.........................................  9,450      26,332
    Shinhan Financial Group Co., Ltd.................................. 28,600     907,144
    Shinhan Financial Group Co., Ltd. ADR.............................  8,002     508,527
    Shinsegae Co., Ltd................................................  1,413     259,604
   *Shinsung Solar Energy Co., Ltd....................................  4,280       9,841
    Shinyoung Securities Co., Ltd.....................................    430      10,796
    Silla Co., Ltd....................................................  3,715      53,453
    SK C&C Co., Ltd...................................................  2,301     202,367
    SK Chemicals Co., Ltd.............................................  3,053     157,084
    SK Gas Co., Ltd...................................................    709      48,723
    SK Holdings Co., Ltd..............................................  5,412     734,906
   *SK Hynix, Inc..................................................... 40,450     768,386
    SK Innovation Co., Ltd............................................  5,711     776,125
    SK Networks Co., Ltd.............................................. 25,750     201,132
    SK Securities Co., Ltd............................................ 48,330      48,835
    SK Telecom Co., Ltd...............................................  1,215     154,396
    SK Telecom Co., Ltd. ADR..........................................  6,201      86,008
   #SKC Co., Ltd......................................................  3,178     124,322
    SL Corp...........................................................  3,000      47,622
   #S-Oil Corp........................................................  3,137     264,011
    Songwon Industrial Co., Ltd.......................................  1,560      12,595
   *Ssangbangwool & Trygroup.......................................... 23,330      20,204
   *Ssangyong Cement Industrial Co., Ltd..............................  2,660       9,478
   #STX Corp..........................................................  8,376      68,662
    STX Engine Co., Ltd...............................................  5,190      46,700
    STX Offshore & Shipbuilding Co., Ltd.............................. 12,447     109,289
   #STX Pan Ocean Co., Ltd............................................ 24,820      85,199
   *Sung Jin Geotec Co., Ltd..........................................  2,600      23,121
    Sungchang Enterprise Holdings, Ltd................................  1,980      33,775
    TaeKwang Industrial Co., Ltd......................................     83      58,861
    Taeyoung Engineering & Construction Co., Ltd......................  5,760      24,972
  #*Taihan Electric Wire Co., Ltd..................................... 28,623      48,262
    Tongyang Life Insurance...........................................  6,780      65,082
  #*Tongyang, Inc..................................................... 24,813      17,707
    TS Corp...........................................................    730      12,513
    Unid Co., Ltd.....................................................    817      23,765
   *Visang Education, Inc.............................................    717       4,949
  #*Will-Bes & Co., Ltd. (The)........................................ 17,650      31,311
    Woongjin Coway Co., Ltd...........................................  5,580     174,133
   *Woongjin Energy Co., Ltd.......................................... 14,020      54,449
   *Woongjin Holdings Co., Ltd........................................  4,297      18,495
    Woongjin Thinkbig Co., Ltd........................................  6,512      46,461
    Woori Finance Holdings Co., Ltd................................... 60,800     592,165
    Woori Finance Holdings Co., Ltd. ADR..............................  1,769      52,292
    Woori Financial Co., Ltd..........................................  3,307      45,493
   *Woori Investment & Securities Co., Ltd............................ 30,438     289,527
   *WooSung Feed Co., Ltd............................................. 11,550      56,178
    YESCO Co., Ltd....................................................    330       7,323
    Youlchon Chemical Co., Ltd........................................  1,650      11,761
    Young Poong Corp..................................................    148     115,475
    Youngone Corp.....................................................  2,874      71,920
   #Youngone Holdings Co., Ltd........................................  1,427      75,540
                                                                              -----------
TOTAL SOUTH KOREA.....................................................         53,631,420
                                                                              -----------
TAIWAN -- (12.7%)
   *A.G.V. Products Corp.............................................. 85,914      29,796

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
TAIWAN -- (Continued)
   *Ability Enterprise Co., Ltd.......................................  82,892 $ 77,209
    AcBel Polytech, Inc...............................................  75,685   42,872
    Accton Technology Corp............................................ 113,858   60,276
   #Acer, Inc......................................................... 518,270  471,707
    ACHEM Technology Corp.............................................  57,400   29,095
    Action Electronics Co., Ltd.......................................  45,408   10,510
    Adlink Technology, Inc............................................  23,805   25,797
   #Advanced Semiconductor Engineering, Inc........................... 220,000  169,113
   *Advanced Semiconductor Engineering, Inc. ADR......................  98,607  375,693
   *Advancetek Enterprise Co., Ltd....................................  29,580   25,726
    Advantech Co., Ltd................................................  26,345   93,017
    ALI Corp..........................................................  63,000   68,862
    Alpha Networks, Inc...............................................  62,000   41,985
    Altek Corp........................................................  69,182   38,403
    Ambassador Hotel (The)............................................  63,000   61,754
    Ampoc Far-East Co., Ltd...........................................  31,000   24,371
    AmTRAN Technology Co., Ltd........................................ 158,907  122,112
    APCB, Inc.........................................................  13,000    8,223
    Apex Biotechnology Corp...........................................  19,000   49,825
    Apex Medical Corp.................................................  21,000   23,530
  #*Arima Communications Corp......................................... 103,000   46,206
    Asia Cement Corp.................................................. 257,100  324,285
   *Asia Optical Co., Inc.............................................  45,000   45,029
    Asia Polymer Corp.................................................  68,500   81,542
    Asia Vital Components Co., Ltd....................................  37,417   19,039
    Asrock, Inc.......................................................   8,000   28,138
   #Asustek Computer, Inc.............................................  50,996  468,881
    Aten International Co., Ltd.......................................   4,000    7,199
    AU Optronics Corp.................................................  98,000   29,800
    AU Optronics Corp. Sponsored ADR.................................. 124,882  373,397
    Audix Corp........................................................  13,000   10,533
    Aurora Corp.......................................................  19,693   28,790
    Aurora Systems Corp...............................................  10,000    9,639
    AV Tech Corp......................................................   3,000    8,783
   *Avermedia Technologies, Inc.......................................  55,690   33,505
    Avision, Inc......................................................  64,693   19,909
    Awea Mechantronic Co., Ltd........................................  12,600   13,220
    Bank of Kaohsiung................................................. 129,376   37,380
    BES Engineering Corp.............................................. 312,000   69,221
    Biostar Microtech International Corp..............................  20,000    9,928
   *Bright Led Electronics Corp.......................................  23,100   12,477
    C Sun Manufacturing, Ltd..........................................  21,000   13,255
    Cameo Communications, Inc.........................................  56,180   13,943
    Capital Securities Corp........................................... 492,731  165,893
    Career Technology (MFG.) Co., Ltd.................................  50,000   69,447
   #Catcher Technology Co., Ltd.......................................  36,509  174,399
   *Cathay Financial Holdings Co., Ltd................................ 710,339  696,988
    Cathay Real Estate Development Co., Ltd........................... 218,000   87,081
    ChainQui Construction Development Co., Ltd........................  22,000   15,612
    Champion Building Materials Co., Ltd..............................  27,000    9,563
    Chang Hwa Commercial Bank......................................... 746,310  401,450
    Chang Wah Electromaterials, Inc...................................   9,539   20,404
    Charoen Pokphand Enterprises Co., Ltd.............................  24,000   11,692
    CHC Resources Corp................................................  12,618   19,291
    Cheng Loong Corp.................................................. 171,480   61,153
    Cheng Shin Rubber Industry Co., Ltd............................... 109,236  288,886
    Cheng Uei Precision Industry Co., Ltd.............................  91,159  165,048
    Chenming Mold Industrial Corp.....................................   4,000    3,324
    Chia Hsin Cement Corp............................................. 123,912   55,640
    Chicony Electronics Co., Ltd......................................  74,328  142,584
    Chien Kuo Construction Co., Ltd...................................  52,675   24,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
    Chilisin Electronics Corp.........................................     7,000 $    3,424
  #*Chimei Innolux Corp............................................... 1,000,232    315,105
    China Airlines, Ltd...............................................   471,062    195,120
    China Development Financial Holding Corp.......................... 2,039,087    473,455
    China Electric Manufacturing Corp.................................    70,000     43,232
   *China General Plastics Corp.......................................    69,000     26,613
    China Glaze Co., Ltd..............................................    25,000     11,367
    China Life Insurance Co., Ltd.....................................   271,119    260,872
   *China ManMade Fibers Corp.........................................   267,000     89,012
    China Metal Products Co., Ltd.....................................    56,694     32,398
   *China Motor Corp..................................................   111,035     94,099
    China Petrochemical Development Corp..............................   313,908    256,290
    China Steel Chemical Corp.........................................    15,227     66,219
   #China Steel Corp.................................................. 1,183,210  1,048,971
    China Steel Structure Co., Ltd....................................    36,000     34,260
    China Synthetic Rubber Corp.......................................    98,735     91,439
   *China Wire & Cable Co., Ltd.......................................    27,000      7,182
    Chinatrust Financial Holdings Co., Ltd............................ 1,564,064    928,124
    Chinese Maritime Transport, Ltd...................................    26,000     29,608
    Chin-Poon Industrial Co., Ltd.....................................    78,113     84,796
    Chong Hong Construction Co........................................    30,888     62,042
    Chroma Ate, Inc...................................................    46,466    102,886
   *Chun Yuan Steel Industrial Co., Ltd...............................    67,646     26,257
    Chung Hung Steel Corp.............................................   244,889     60,780
    Chung Hwa Pulp Corp...............................................    79,680     24,188
    Chung-Hsin Electric & Machinery Manufacturing Corp................    78,000     44,012
   *Chunghwa Telecom Co., Ltd.........................................    31,800     94,903
   #Chunghwa Telecom Co., Ltd. ADR....................................    28,250    838,177
    Clevo Co., Ltd....................................................    63,735     83,234
   *CMC Magnetics Corp................................................   671,000    105,061
    Collins Co., Ltd..................................................    47,770     19,472
    Compal Communications, Inc........................................    71,000     64,934
    Compal Electronics, Inc...........................................   564,086    525,481
    Compeq Manufacturing Co., Ltd.....................................   227,000     95,558
    Continental Holdings Corp.........................................   125,000     42,925
   *Cosmos Bank Taiwan................................................    16,000      4,421
    Coxon Precise Industrial Co., Ltd.................................    19,000     25,825
   *CSBC Corp. Taiwan.................................................    94,440     68,039
    CTCI Corp.........................................................    67,555    125,242
    CviLux Corp.......................................................    11,329     15,929
    Cyberlink Corp....................................................    12,034     34,340
    Cybertan Technology, Inc..........................................    52,576     36,205
    Da Cin Construction Co., Ltd......................................    41,000     23,764
   *Dah Fung CATV Co., Ltd............................................     3,000      6,365
    Darfon Electronics Corp...........................................    54,000     37,463
    Davicom Semiconductor, Inc........................................    14,279      7,271
    Delpha Construction Co., Ltd......................................    59,450     17,710
    Delta Electronics, Inc............................................    94,521    317,177
    Depo Auto Parts Industrial Co., Ltd...............................    24,000     51,020
    DFI, Inc..........................................................    46,460     34,110
    D-Link Corp.......................................................   147,329     88,471
    Dynamic Electronics Co., Ltd......................................    55,616     16,166
    E.Sun Financial Holding Co., Ltd..................................   912,819    495,625
   *Eastern Media International Corp..................................   263,750     28,877
    Eclat Textile Co., Ltd............................................    20,140     53,973
    Elan Microelectronics Corp........................................    33,370     53,747
    E-LIFE MALL Corp., Ltd............................................    13,000     27,779
   #Elite Advanced Laser Corp.........................................    22,000     24,888
    Elite Material Co., Ltd...........................................    73,909     67,524
  #*Elite Semiconductor Memory Technology, Inc........................    56,000     43,255
   *Elitegroup Computer Systems Co., Ltd..............................   198,782     78,077

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
    EnTie Commercial Bank.............................................   189,500 $ 81,946
   #Epistar Corp......................................................   141,433  261,753
    Eternal Chemical Co., Ltd.........................................   110,721   83,507
    Eva Airways Corp..................................................   218,533  127,209
   *Everest Textile Co., Ltd..........................................    83,000   23,370
    Evergreen International Storage & Transport Corp..................   136,000   72,914
    Evergreen Marine Corp., Ltd.......................................   331,799  181,059
   *Everlight Chemical Industrial Corp................................   101,430   58,571
  #*Everlight Electronics Co., Ltd....................................    91,149  141,794
   *Excelsior Medical Co., Ltd........................................    18,000   35,865
    Far Eastern Department Stores Co., Ltd............................   153,950  161,044
    Far Eastern International Bank....................................   324,622  127,654
   #Far Eastern New Century Corp......................................   427,451  475,821
    Far EasTone Telecommunications Co., Ltd...........................    95,000  238,233
    Faraday Technology Corp...........................................    29,738   40,086
   *Farglory F T Z Investment Holding Co., Ltd........................    17,000   10,090
    Farglory Land Development Co., Ltd................................    82,000  131,778
    Federal Corp......................................................   106,477   51,787
    Feng Hsin Iron & Steel Co., Ltd...................................    77,550  122,881
   *Feng Tay Enterprise Co., Ltd......................................    63,038   60,967
    First Copper Technology Co., Ltd..................................    44,000   10,252
    First Financial Holding Co., Ltd.................................. 1,059,720  640,854
    First Hotel.......................................................    56,533   36,342
    First Insurance Co., Ltd..........................................    93,606   38,962
    First Steamship Co., Ltd..........................................    25,000   26,078
   #FLEXium Interconnect, Inc.........................................    20,379   81,500
    Flytech Technology Co., Ltd.......................................    11,549   26,440
    Forhouse Corp.....................................................    81,000   40,661
   *Formosa Advanced Technologies Co., Ltd............................    28,000   20,749
    Formosa Chemicals & Fiber Co., Ltd................................   231,610  608,419
   *Formosa Epitaxy, Inc..............................................    88,000   56,619
    Formosa International Hotels Corp.................................     4,805   51,195
  #*Formosa Petrochemical Corp........................................    58,000  167,098
    Formosa Plastics Corp.............................................   294,360  808,930
    Formosa Taffeta Co., Ltd..........................................   161,000  139,860
    Formosan Rubber Group, Inc........................................   113,000   68,840
    Formosan Union Chemical Corp......................................    62,060   42,656
    Founding Construction & Development Co., Ltd......................    57,149   32,775
    Foxconn Technology Co., Ltd.......................................    65,562  229,834
   *Froch Enterprise Co., Ltd.........................................     2,000      658
    FSP Technology, Inc...............................................    24,349   20,808
    Fubon Financial Holding Co., Ltd..................................   466,596  485,008
    Fullerton Technology Co., Ltd.....................................    15,000   12,643
    Fwusow Industry Co., Ltd..........................................    30,282   15,092
    G Shank Enterprise Co., Ltd.......................................     9,000    4,546
    Gem Terminal Industries Co., Ltd..................................    10,000    4,237
    Gemtek Technology Corp............................................    60,574   53,994
   *Genesis Photonics, Inc............................................    38,000   32,453
    Genius Electronic Optical Co., Ltd................................     5,000   34,319
    GeoVision, Inc....................................................     7,928   28,766
    Getac Technology Corp.............................................    98,000   71,484
    Giant Manufacturing Co., Ltd......................................    33,287  181,597
   *Giantplus Technology Co., Ltd.....................................    59,000   16,901
    Gigabyte Technology Co., Ltd......................................   144,000  124,884
    Gigastorage Corp..................................................    57,213   43,013
    Gintech Energy Corp...............................................    74,703   72,399
    Global Brands Manufacture, Ltd....................................    29,826   12,685
   *Global Mixed Mode Technology, Inc.................................    15,000   41,888
    Global Unichip Corp...............................................    19,000   61,260
   *Globe Union Industrial Corp.......................................    53,552   36,798
    Gold Circuit Electronics, Ltd.....................................   102,263   20,760

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
    Goldsun Development & Construction Co., Ltd.......................   296,730 $  100,432
    Good Will Instrument Co., Ltd.....................................     5,512      3,286
    Grand Pacific Petrochemical Corp..................................   213,000     93,216
    Grape King, Inc...................................................    26,000     52,322
    Great China Metal Industry Co., Ltd...............................    25,000     28,372
    Great Taipei Gas Co., Ltd.........................................    78,000     49,441
    Great Wall Enterprise Co., Ltd....................................    76,066     73,845
    Green Energy Technology, Inc......................................    90,537     61,929
    GTM Corp..........................................................    39,000     16,195
   *Hannstar Board Corp...............................................    48,681     22,573
   *HannStar Display Corp............................................. 1,103,000     67,404
   *HannsTouch Solution, Inc..........................................   161,061     59,109
    Harvatek Corp.....................................................    43,792     21,315
    Hey Song Corp.....................................................    29,000     36,908
    Highwealth Construction Corp......................................    75,462    116,557
   *Hiti Digital, Inc.................................................     7,559      3,809
    Hitron Technologies, Inc..........................................     9,000      5,096
  #*Hiwin Technologies Corp...........................................    17,420    159,096
   *Ho Tung Holding Corp..............................................   119,198     67,347
   *Hocheng Corp......................................................    38,300      9,762
    Hold-Key Electric Wire & Cable Co., Ltd...........................    22,810      7,577
    Holiday Entertainment Co., Ltd....................................    25,000     43,537
    Holtek Semiconductor, Inc.........................................    17,000     18,092
    Holy Stone Enterprise Co., Ltd....................................    56,000     50,602
    Hon Hai Precision Industry Co., Ltd...............................   639,220  1,780,904
   *Hon Hai Precision Industry Co., Ltd. GDR..........................    53,676    297,365
    Hong Tai Electric Industrial Co., Ltd.............................     9,000      2,828
   #Hotai Motor Co., Ltd..............................................    18,000    119,489
    Hsin Kuang Steel Co., Ltd.........................................    44,788     27,305
   #HTC Corp..........................................................    38,660    371,355
    Hua Eng Wire & Cable Co., Ltd.....................................   157,000     40,731
    Hua Nan Financial Holding Co., Ltd................................   684,009    384,706
   *Huaku Development Co., Ltd........................................    43,465     89,289
    Huang Hsiang Construction Co......................................    16,000     31,139
    Hung Poo Real Estate Development Corp.............................    56,609     45,782
    Hung Sheng Construction Co., Ltd..................................   153,000     75,966
   *Hwa Fong Rubber Co., Ltd..........................................    19,000      4,194
   *Ichia Technologies, Inc...........................................    62,897     28,983
    I-Chiun Precision Industry Co., Ltd...............................    53,000     27,186
    ICP Electronics, Inc..............................................    26,000     41,671
    Infortrend Technology, Inc........................................    46,798     29,555
   *Inotera Memories, Inc.............................................   481,000     89,517
   *Integrated Memory Logic, Ltd......................................     9,000     33,908
    Inventec Corp.....................................................   522,181    155,454
    I-Sheng Electric Wire & Cable Co., Ltd............................    19,000     24,626
    ITE Technology, Inc...............................................    24,000     18,933
    ITEQ Corp.........................................................    44,817     44,977
   *Jess-Link Products Co., Ltd.......................................    35,500     30,578
    Johnson Health Tech Co., Ltd......................................    17,000     44,859
    K Laser Technology, Inc...........................................     7,000      2,384
    Kang Na Hsiung Enterprise Co., Ltd................................    15,000      6,445
   *Kao Hsing Chang Iron & Steel Corp.................................   140,000     23,331
    Kaulin Manufacturing Co., Ltd.....................................    39,000     27,983
    Kee Tai Properties Co., Ltd.......................................    68,226     34,201
    Kenda Rubber Industrial Co., Ltd..................................    82,733     99,594
    Kerry TJ Logistics Co., Ltd.......................................    58,000     73,150
    King Slide Works Co., Ltd.........................................     6,050     34,792
    King Yuan Electronics Co., Ltd....................................   271,529    118,053
    Kingdom Construction Co., Ltd.....................................    54,000     30,563
   *King's Town Bank..................................................   171,000    112,126
    King's Town Construction Co., Ltd.................................    58,215     48,311

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
TAIWAN -- (Continued)
    Kinik Co., Ltd....................................................  10,000 $ 13,476
    Kinko Optical Co., Ltd............................................  37,000   50,327
    Kinpo Electronics, Inc............................................ 281,028   58,753
   #Kinsus Interconnect Technology Corp...............................  38,009  105,681
    KS Terminals, Inc.................................................  23,760   20,078
    Kung Long Batteries Industrial Co., Ltd...........................  14,000   24,357
   *Kuoyang Construction Co., Ltd.....................................  86,000   32,705
    Kwong Fong Industries Corp........................................  99,800   46,537
    KYE Systems Corp..................................................  81,000   26,108
   *L&K Engineering Co., Ltd..........................................  24,000   22,301
   *Lan Fa Textile Co., Ltd...........................................  78,277   22,383
    Largan Precision Co., Ltd.........................................  11,306  229,493
    LCY Chemical Corp.................................................  64,583   86,359
    Leader Electronics, Inc...........................................   6,602    2,678
    Leadtrend Technology Corp.........................................   4,159    6,902
    Lealea Enterprise Co., Ltd........................................ 161,590   56,709
   *Ledtech Electronics Corp..........................................  35,338   12,215
    Lee Chi Enterprises Co., Ltd......................................  40,000   17,686
   *Leofoo Development Co., Ltd.......................................  56,000   30,868
    Les Enphants Co., Ltd.............................................  51,828   45,917
    Li Peng Enterprise Co., Ltd.......................................  69,300   19,466
    Lien Hwa Industrial Corp.......................................... 101,728   61,633
    Lingsen Precision Industries, Ltd.................................  89,000   45,418
    LITE-ON IT Corp...................................................  96,904   89,559
    Lite-On Semiconductor Corp........................................  69,000   34,994
    Lite-On Technology Corp........................................... 349,784  437,088
    Long Chen Paper Co., Ltd.......................................... 122,969   30,773
   *Lotes Co., Ltd....................................................  15,631   36,587
   *Lucky Cement Corp.................................................  39,000    8,416
   #Lumax International Corp., Ltd....................................  15,750   36,160
   #Macronix International Co., Ltd................................... 871,049  214,064
    Makalot Industrial Co., Ltd.......................................  12,000   33,018
    Marketech International Corp......................................  23,000   13,856
    Masterlink Securities Corp........................................ 263,000   78,015
    Mayer Steel Pipe Corp.............................................  37,259   14,394
    Media Tek, Inc....................................................  54,360  457,138
    Mega Financial Holding Co., Ltd................................... 844,780  678,867
    Meiloon Co., Ltd..................................................   9,000    2,622
    Mercuries & Associates, Ltd.......................................  58,500   48,112
   *Mercuries Data Systems, Ltd.......................................  18,000    5,543
    Merida Industry Co., Ltd..........................................  22,000   94,614
    Merry Electronics Co., Ltd........................................  38,850   50,106
   *Microelectronics Technology, Inc.................................. 114,947   42,789
    Micro-Star International Co., Ltd................................. 233,233  108,148
    Min Aik Technology Co., Ltd.......................................  25,000   60,025
   *Mirle Automation Corp.............................................  41,046   26,476
    Mitac International Corp.......................................... 234,966   71,503
   *Mosel Vitelic, Inc................................................ 150,000   14,421
    Nak Sealing Technologies Corp.....................................  16,000   25,920
   *Namchow Chemical Industrial Co., Ltd..............................  42,000   43,731
    Nan Ya Plastic Corp............................................... 349,450  676,897
   #Nan Ya Printed Circuit Board Corp.................................  34,072   51,375
   #Nankang Rubber Tire Co., Ltd......................................  68,939   96,109
    Nantex Industry Co., Ltd..........................................  24,000   20,494
   *Nanya Technology Corp............................................. 280,000   17,460
    National Petroleum Co., Ltd.......................................  49,000   48,621
   *Neo Solar Power Corp.............................................. 104,000   64,540
    New Asia Construction & Development Co., Ltd......................  22,176    6,081
    Nien Hsing Textile Co., Ltd.......................................  85,996   53,798
    Novatek Microelectronics Corp.....................................  69,000  199,524
   *Ocean Plastics Co., Ltd...........................................  27,000   19,609

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
    Opto Technology Corp..............................................   133,000 $ 49,476
   *Orient Semiconductor Electronics, Ltd.............................    68,000    9,009
  #*Oriental Union Chemical Corp......................................   104,821  120,046
   #Orise Technology Co., Ltd.........................................    29,000   27,424
    Pan Jit International, Inc........................................   107,000   40,478
    Pan-International Industrial Corp.................................    59,654   59,871
    Paragon Technologies Co., Ltd.....................................    10,149    9,071
   #Pegatron Corp.....................................................   310,037  401,898
    Phihong Technology Co., Ltd.......................................    62,584   50,488
   *Pihsiang Machinery Manufacturing Co., Ltd.........................    27,000   32,968
    Polytronics Technology Corp.......................................     4,000    6,995
    Pou Chen Corp.....................................................   457,144  411,656
   *Power Quotient International Co., Ltd.............................    48,000   11,625
    Powercom Co., Ltd.................................................    40,660   14,301
   *Powertech Industrial Co., Ltd.....................................    16,000   11,713
    Powertech Technology, Inc.........................................   112,400  225,022
    President Chain Store Corp........................................    42,000  218,597
    President Securities Corp.........................................   171,779   86,274
    Prince Housing & Development Corp.................................   157,490   99,647
    Promate Electronic Co., Ltd.......................................    13,000    9,520
   *Promise Technology, Inc...........................................    31,000   15,583
   #Qisda Corp........................................................   338,439   74,303
   #Quanta Computer, Inc..............................................   124,715  322,614
   *Quintain Steel Co., Ltd...........................................    44,998   10,079
  #*Radiant Opto-Electronics Corp.....................................    40,282  156,302
   #Radium Life Tech Corp.............................................   127,269   79,398
    Ralec Electronic Corp.............................................     1,000    1,017
   #Realtek Semiconductor Corp........................................    89,372  153,652
    Rechi Precision Co., Ltd..........................................    38,000   33,236
   *Richtek Technology Corp...........................................    16,537   90,846
  #*Ritek Corp........................................................   658,117   85,894
   #Ruentex Development Co., Ltd......................................   103,980  174,831
    Ruentex Industries, Ltd...........................................    75,186  146,219
    Sampo Corp........................................................   140,000   41,893
    San Fang Chemical Industry Co., Ltd...............................    45,168   35,082
   *Sanyang Industrial Co., Ltd.......................................   191,684  124,536
    Sanyo Electric Taiwan Co., Ltd....................................     8,000    7,014
   *SDI Corp..........................................................    13,000    8,509
    Senao International Co., Ltd......................................     9,000   33,181
    Sercomm Corp......................................................    22,000   31,763
    Sesoda Corp.......................................................    26,000   31,161
    Sheng Yu Steel Co., Ltd...........................................    49,000   30,169
   *ShenMao Technology, Inc...........................................    15,435   17,106
    Shih Wei Navigation Co., Ltd......................................    20,000   17,877
    Shihlin Electric & Engineering Corp...............................    84,000   96,826
   *Shihlin Paper Corp................................................    10,000   13,511
   *Shin Kong Financial Holding Co., Ltd.............................. 1,250,589  377,655
   #Shin Zu Shing Co., Ltd............................................    25,149   71,242
   *Shining Building Business Co., Ltd................................    42,550   35,735
    Shinkong Insurance Co., Ltd.......................................    12,000    8,366
    Shinkong Synthetic Fibers Co., Ltd................................   334,191   97,990
   *Shuttle, Inc......................................................    23,000    6,944
    Sigurd Microelectronics Corp......................................    66,559   48,165
    Silicon Integrated Systems Corp...................................   117,126   39,808
    Siliconware Precision Industries Co...............................    40,000   43,990
  #*Siliconware Precision Industries Co. Sponsored ADR................    56,563  307,137
    Silitech Technology Corp..........................................    24,208   49,099
    Sinbon Electronics Co., Ltd.......................................    42,000   31,861
    Sincere Navigation Corp...........................................    74,350   65,463
    Sinkong Textile Co., Ltd..........................................    35,800   48,652
    Sinon Corp........................................................    48,000   22,109

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
    SinoPac Financial Holdings Co., Ltd............................... 1,336,088 $  571,555
   *Sinyi Realty Co., Ltd.............................................    21,119     26,839
    Sitronix Technology Corp..........................................    24,434     28,419
    Siward Crystal Technology Co., Ltd................................    22,000      6,278
   *Solytech Enterprise Corp..........................................    32,000     10,300
   *Sonix Technology Co., Ltd.........................................    28,000     39,056
    Southeast Cement Co., Ltd.........................................   137,000     53,929
    Spirox Corp.......................................................     4,140      1,520
    Springsoft, Inc...................................................    39,498     55,275
    Standard Foods Taiwan, Ltd........................................    29,547     78,228
    Stark Technology, Inc.............................................    15,000     12,153
   *Sunonwealth Electric Machine Industry Co., Ltd....................    30,000     19,519
    Sunplus Technology Co., Ltd.......................................   102,000     26,571
    Sunrex Technology Corp............................................    57,028     25,019
   *Sunspring Metal Corp..............................................     6,000      6,054
    Super Dragon Technology Co., Ltd..................................     8,000      6,249
    Supreme Electronics Co., Ltd......................................    45,000     19,724
    Sweeten Construction Co., Ltd.....................................     9,000      4,701
   #Synnex Technology International Corp..............................    78,874    171,065
   *Ta Chen Stainless Pipe Co., Ltd...................................   124,311     59,051
   *Ta Chong Bank, Ltd................................................   326,800    100,345
    Ta Ya Electric Wire & Cable Co., Ltd..............................   152,174     37,697
    Tah Hsin Industrial Corp..........................................    50,000     43,064
    TA-I Technology Co., Ltd..........................................    56,159     35,329
   *Taichung Commercial Bank..........................................   322,415    101,936
    Tainan Enterprises Co., Ltd.......................................    22,000     20,570
    Tainan Spinning Co., Ltd..........................................   260,951    106,538
    Taishin Financial Holdings Co., Ltd............................... 1,123,031    451,306
   #Taisun Enterprise Co., Ltd........................................    89,000     46,838
    Taita Chemical Co., Ltd...........................................    60,000     23,650
    Taiwan Acceptance Corp............................................    12,000     29,274
   *Taiwan Business Bank..............................................   725,501    210,444
    Taiwan Cement Corp................................................   460,375    531,251
    Taiwan Cogeneration Corp..........................................    76,077     47,849
   *Taiwan Cooperative Financial Holding, Ltd.........................   627,986    379,668
    Taiwan Fertilizer Co., Ltd........................................   137,000    321,745
   *Taiwan Fire & Marine Insurance Co., Ltd...........................    53,520     34,815
    Taiwan Fu Hsing Industrial Co., Ltd...............................    30,000     20,732
   #Taiwan Glass Industry Corp........................................   162,532    153,305
    Taiwan Hon Chuan Enterprise Co., Ltd..............................    30,054     66,214
   *Taiwan Kolin Co., Ltd.............................................   292,000         --
   *Taiwan Land Development Corp......................................   156,128     60,051
    Taiwan Life Insurance Co., Ltd....................................    66,425     41,787
    Taiwan Mask Corp..................................................   120,700     44,060
    Taiwan Mobile Co., Ltd............................................    91,800    302,257
    Taiwan Navigation Co., Ltd........................................    25,000     25,109
    Taiwan Paiho Co., Ltd.............................................    52,400     33,234
  #*Taiwan Prosperity Chemical Corp...................................    15,000     26,290
    Taiwan Pulp & Paper Corp..........................................    78,000     23,770
   *Taiwan Sakura Corp................................................    49,000     24,054
    Taiwan Secom Co., Ltd.............................................    30,000     59,757
  #*Taiwan Semiconductor Manufacturing Co., Ltd....................... 1,281,214  3,467,981
  #*Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR........    45,700    638,429
    Taiwan Sogo Shinkong Security Co., Ltd............................    76,117     77,017
   *Taiwan Styrene Monomer Corp.......................................   134,528     31,983
    Taiwan Tea Corp...................................................   156,648     76,913
    Taiyen Biotech Co., Ltd...........................................    24,000     17,443
   *Tatung Co., Ltd...................................................   615,128    120,545
   *Teco Electric & Machinery Co., Ltd................................   348,000    220,070
    Test Research, Inc................................................    33,558     51,115
    Test-Rite International Co., Ltd..................................    90,777     64,100

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
   *Thinking Electronic Industrial Co., Ltd...........................    18,000 $ 15,572
    Thye Ming Industrial Co., Ltd.....................................    30,000   26,294
    Ton Yi Industrial Corp............................................   148,300   88,839
   *Tong Hsing Electronic Industries, Ltd.............................    19,009   53,567
    Tong Yang Industry Co., Ltd.......................................    73,326   71,521
    Tong-Tai Machine & Tool Co., Ltd..................................    24,235   19,139
    Topco Scientific Co., Ltd.........................................    23,104   36,853
    Topoint Technology Co., Ltd.......................................    22,099   11,510
    Transcend Information, Inc........................................    26,890   71,977
    Tripod Technology Corp............................................    58,170  130,975
    Tsann Kuen Enterprise Co., Ltd....................................    15,000   30,396
   #TSRC Corp.........................................................    72,050  163,291
    TTET Union Corp...................................................    36,000   60,068
    Tung Ho Steel Enterprise Corp.....................................   152,654  136,215
    TXC Corp..........................................................    44,204   67,135
   *TYC Brother Industrial Co., Ltd...................................    91,176   35,587
   *Tycoons Group Enterprise Co., Ltd.................................    48,000    7,749
    Tyntek Corp.......................................................    32,000   10,267
   *Tze Shin International Co., Ltd...................................    38,850   18,105
    U-Ming Marine Transport Corp......................................    69,000  107,609
   #Unimicron Technology Corp.........................................   293,312  325,880
   *Union Bank of Taiwan..............................................   140,003   50,072
    Uni-President Enterprises Corp....................................   236,156  394,040
    Unitech Printed Circuit Board Corp................................   115,979   35,851
    United Integration Service Co., Ltd...............................    45,000   35,941
    United Microelectronics Corp...................................... 1,624,081  677,991
  #*United Microelectronics Corp. Sponsored ADR.......................   122,700  266,259
    Unity Opto Technology Co., Ltd....................................    47,593   44,133
    Universal Cement Corp.............................................   117,000   51,928
    Unizyx Holding Corp...............................................    76,118   36,849
    UPC Technology Corp...............................................   149,765   85,438
    USI Corp..........................................................   142,932  134,333
    Ve Wong Corp......................................................     5,000    3,395
   *Via Technologies, Inc.............................................   141,996   43,535
   *Visual Photonics Epitacy Co., Ltd.................................    33,676   49,307
    Wah Lee Industrial Corp...........................................    22,000   27,754
    Walsin Lihwa Corp.................................................   766,000  228,466
    Walsin Technology Corp., Ltd......................................   152,699   33,903
    Walton Advanced Engineering, Inc..................................    76,000   22,734
    Wan Hai Lines Co., Ltd............................................   220,247  108,026
    Waterland Financial Holdings Co., Ltd.............................   577,219  194,259
    Wei Chuan Foods Corp..............................................    66,000   67,933
    Weikeng Industrial Co., Ltd.......................................    37,750   27,076
    Well Shin Technology Co., Ltd.....................................     8,160   10,109
    Wellypower Optronics Corp.........................................    14,000    5,648
    Weltrend Semiconductor, Inc.......................................    59,000   23,163
   *Winbond Electronics Corp..........................................   805,000  112,517
   #Wintek Corp.......................................................   404,871  175,367
   #Wistron Corp......................................................   322,320  344,253
    Wistron NeWeb Corp................................................    31,896   62,746
   #WPG Holdings, Ltd.................................................   224,847  236,124
   #WT Microelectronics Co., Ltd......................................    36,032   45,977
   *WUS Printed Circuit Co., Ltd......................................    75,000   32,388
   #Yageo Corp........................................................   484,000  129,662
    YC INOX Co., Ltd..................................................    37,000   18,933
    Yem Chio Co., Ltd.................................................    44,051   40,454
    Yi Jinn Industrial Co., Ltd.......................................    49,000    9,839
    Yieh Phui Enterprise Co., Ltd.....................................   193,021   58,172
   *Young Fast Optoelectronics Co., Ltd...............................    26,298   55,109
   *Young Optics, Inc.................................................    11,000   34,903
   *Yuanta Financial Holding Co., Ltd................................. 1,237,735  572,008

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
TAIWAN -- (Continued)
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................   219,891 $    87,442
   #Yulon Motor Co., Ltd..............................................   146,783     254,911
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................    10,362      17,855
   *Yung Tay Engineering Co., Ltd.....................................    59,000      95,923
    Zenitron Corp.....................................................    40,000      25,183
   #Zig Sheng Industrial Co., Ltd.....................................   111,000      34,930
    Zinwell Corp......................................................    46,010      44,044
    Zippy Technology Corp.............................................     8,000       5,578
                                                                                 -----------
TOTAL TAIWAN..........................................................            52,707,350
                                                                                 -----------
THAILAND -- (2.9%)
    A.J. Plast PCL (Foreign)..........................................    18,700       6,774
    Advance Info Service PCL (Foreign)................................    61,700     392,119
    Airports of Thailand PCL (Foreign)................................    69,100     150,408
    Amata Corp. PCL (Foreign).........................................    70,800      38,696
    Asian Property Development PCL (Foreign)..........................   221,520      52,089
    Bangchak Petroleum PCL (Foreign)..................................   168,400     118,795
    Bangkok Aviation Fuel Services PCL (Foreign)......................   142,700      61,215
    Bangkok Bank PCL (Foreign)........................................    76,000     502,320
    Bangkok Bank PCL (Foreign) NVDR...................................    26,100     162,555
    Bangkok Expressway PCL (Foreign)..................................    49,300      44,647
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    63,100      92,735
   *Bangkokland PCL (Foreign)......................................... 1,138,200      30,381
    Bank of Ayudhya PCL (Foreign).....................................   283,500     299,535
    Bank of Ayudhya PCL (Foreign) NVDR................................    64,700      66,442
    Banpu PCL (Foreign)...............................................    16,600     210,995
    BEC World PCL (Foreign)...........................................    55,000      98,308
    Big C Supercenter PCL (Foreign)...................................    22,000     127,232
    Big C Supercenter PCL (Foreign) NVDR..............................     3,200      18,252
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................   471,000      36,519
    Central Pattana PCL (Foreign).....................................   100,000     155,704
    Central Plaza Hotel PCL (Foreign).................................   110,000      53,479
    CH Karnchang PCL (Foreign)........................................   105,700      23,847
    Charoen Pokphand Foods PCL (Foreign)..............................   267,693     282,834
    CP ALL PCL (Foreign)..............................................   154,600     167,029
    Delta Electronics Thailand PCL (Foreign)..........................    95,200      71,997
    Dhipaya Insurance PCL (Foreign)...................................     8,900       6,222
    Dynasty Ceramic PCL (Foreign).....................................    14,900      24,502
    Eastern Water Resources Development & Management PCL (Foreign)....    97,700      30,890
    Erawan Group PCL (Foreign)........................................   142,700      11,971
    Esso (Thailand) PCL (Foreign).....................................   291,000      95,243
   *G J Steel PCL (Foreign)........................................... 7,783,600      34,627
    GFPT PCL (Foreign)................................................    68,900      18,281
    Glow Energy PCL (Foreign).........................................    64,500     124,511
    GMM Grammy PCL (Foreign)..........................................    31,800      23,746
   *Golden Land Property PCL (Foreign)................................    54,000      10,982
    Hana Microelectronics PCL (Foreign)...............................    60,501      38,450
    Hermraj Land & Development PCL (Foreign)..........................   443,300      41,978
    Home Product Center PCL (Foreign).................................   205,999      75,278
    IRPC PCL (Foreign)................................................ 1,389,600     159,846
   *Italian-Thai Development PCL (Foreign) NVDR.......................   269,100      27,363
    Jasmine International PCL (Foreign)...............................   643,800      67,101
    Kasikornbank PCL (Foreign)........................................   123,800     696,301
    Kasikornbank PCL (Foreign) NVDR...................................    50,100     278,599
    Khon Kaen Sugar Industry PCL (Foreign)............................   111,600      42,555
    Kiatnakin Bank PCL (Foreign)......................................    56,700      73,870
    Krung Thai Bank PCL (Foreign).....................................   675,400     351,972
   *Krungthai Card PCL (Foreign)......................................    40,200      24,782
    Land & Houses PCL (Foreign).......................................   323,000      80,057
    Land & Houses PCL (Foreign) NVDR..................................   265,900      65,905
    Lanna Resources PCL (Foreign).....................................    14,200      10,874

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
THAILAND -- (Continued)
    Loxley PCL (Foreign)..............................................   127,400 $ 14,493
    LPN Development PCL (Foreign).....................................   153,400   84,816
    Major Cineplex Group PCL (Foreign)................................    87,900   52,790
    MBK PCL (Foreign).................................................    12,100   35,950
    MCOT PCL (Foreign)................................................    51,300   46,866
   *Minor International PCL (Foreign).................................   181,060   90,329
    Padaeng Industry PCL (Foreign) NVDR...............................     8,600    3,443
    Polyplex PCL (Foreign)............................................    52,800   24,663
    Precious Shipping PCL (Foreign)...................................    66,700   30,944
    Preuksa Real Estate PCL (Foreign).................................   164,000   92,240
    Property Perfect PCL (Foreign)....................................   471,500   16,481
    PTT Exploration & Production PCL (Foreign)........................   112,800  544,824
    PTT Global Chemical PCL (Foreign).................................   257,656  485,101
    PTT PCL (Foreign).................................................    76,800  795,577
    PTT PCL (Foreign) NVDR............................................    28,700  297,305
    Quality Houses PCL (Foreign)......................................   588,683   33,484
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    80,400  121,992
   *Regional Container Lines PCL (Foreign)............................    84,500   17,453
   *Robinson Department Store PCL (Foreign)...........................    55,000  107,046
    Rojana Industrial Park PCL (Foreign)..............................   112,900   30,853
    Saha-Union PCL (Foreign)..........................................    19,200   20,744
   *Sahaviriya Steel Industries PCL (Foreign)......................... 1,219,500   24,413
    Samart Corp. PCL (Foreign)........................................   133,000   38,670
    Samart I-Mobile PCL (Foreign).....................................   235,900   15,592
    Samart Telcoms PCL (Foreign)......................................    33,200   13,715
    Sansiri PCL (Foreign).............................................   811,500   61,888
    SC Asset Corp. PCL (Foreign)......................................    82,200   39,441
    Siam Cement PCL (Foreign) (The)...................................    10,000  110,899
    Siam Cement PCL (Foreign) (The) NVDR..............................    16,600  173,016
    Siam City Cement PCL (Foreign)....................................    11,900  128,945
    Siam Commercial Bank PCL (Foreign)................................   123,300  630,801
    Siam Future Development PCL (Foreign).............................   150,750   37,604
    Siam Makro PCL (Foreign)..........................................     9,600  100,667
    Siamgas & Petrochemicals PCL (Foreign)............................    86,000   39,625
    Sino-Thai Engineering & Construction PCL (Foreign)................    65,100   31,443
    SNC Former PCL (Foreign)..........................................    12,300   10,553
    Somboon Advance Technology PCL (Foreign)..........................    34,200   32,602
    Sri Trang Agro Industry PCL (Foreign).............................   102,000   46,997
    STP & I PCL (Foreign).............................................    16,800   14,814
    Supalai PCL (Foreign).............................................    78,600   44,957
    Supalai PCL (Foreign) NVDR........................................    30,000   17,159
   *SVI PCL (Foreign).................................................    46,500    5,231
   *Tata Steel (Thailand) PCL (Foreign)...............................   685,600   17,211
   *Thai Airways International PCL (Foreign)..........................   182,900  115,656
    Thai Oil PCL (Foreign)............................................   141,200  264,722
    Thai Stanley Electric PCL (Foreign)...............................     4,900   32,231
    Thai Tap Water Supply PCL (Foreign)...............................   310,100   72,426
    Thai Union Frozen Products PCL (Foreign)..........................    57,858  135,131
    Thai Vegetable Oil PCL (Foreign)..................................    53,000   42,525
   *Thaicom PCL (Foreign).............................................    94,800   45,186
    Thai-German Ceramic Industry PCL (Foreign)........................    18,100    2,508
    Thanachart Capital PCL (Foreign)..................................   128,400  131,582
    Thoresen Thai Agencies PCL (Foreign)..............................    45,310   21,885
    Ticon Industrial Connection PCL (Foreign).........................    49,900   21,248
    Tipco Asphalt PCL (Foreign).......................................    10,500   13,096
    Tisco Financial Group PCL (Foreign)...............................    59,100   76,058
    TMB Bank PCL (Foreign)............................................ 3,352,700  164,066
    Total Access Communication PCL (Foreign) NVDR.....................   107,100  279,917
    TPI Polene PCL (Foreign)..........................................   150,000   57,197
   *True Corp. PCL (Foreign).......................................... 1,106,047  140,584
    Vanachai Group PCL (Foreign)......................................    83,100   10,826

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
THAILAND -- (Continued)
    Vinythai PCL (Foreign)............................................ 118,300 $    68,416
    Workpoint Entertainment PCL (Foreign).............................  30,900      30,684
                                                                               -----------
TOTAL THAILAND........................................................          11,990,394
                                                                               -----------
TURKEY -- (2.0%)
    Adana Cimento Sanayii T.A.S. Series A.............................  16,667      31,641
    Akbank T.A.S...................................................... 200,068     751,214
    Akcansa Cimento A.S...............................................  12,105      51,818
   *Akenerji Elektrik Uretim A.S......................................  14,474      17,028
   *Akfen Holding A.S.................................................   8,216      42,544
    Aksa Akrilik Kimya Sanayii A.S....................................  20,501      48,868
    Aksigorta A.S.....................................................  22,654      23,415
    Alarko Holding A.S................................................  12,409      27,161
   *Albaraka Turk Katilim Bankasi A.S.................................  43,737      28,447
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...............   2,373      39,546
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..........................  78,516      43,606
   *Anadolu Cam Sanayii A.S...........................................  27,780      36,756
    Anadolu Hayat Sigorta A.S.........................................   9,807      26,739
    Arcelik A.S.......................................................  40,863     202,110
   *Asya Katilim Bankasi A.S.......................................... 121,184     130,099
    Aygaz A.S.........................................................  14,786      65,763
    Bagfas Bandirma Gubre Fabrikalari A.S.............................     533      53,145
   *Banvit Bandirma Vitaminli Yem Sanayii A.S.........................   8,696      20,918
    Baticim Bati Anabolu Cimento Sanayii A.S..........................   4,464      15,890
    BIM BirlesikMagazalar A.S.........................................   7,872     341,396
    Bizim Toptan Satis Magazalari A.S.................................   3,451      50,883
    Bolu Cimento Sanayii A.S..........................................  27,885      20,006
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....................   2,700      42,270
    Bursa Cimento Fabrikasi A.S.......................................   8,364      22,375
    Cimsa Cimento Sanayi ve Ticaret A.S...............................   9,433      42,100
    Coca-Cola Icecek A.S..............................................   4,207      65,230
   *Dogan Gazetecilik A.S.............................................   9,483       8,456
   *Dogan Sirketler Grubu Holding A.S................................. 174,452      78,504
   *Dogan Yayin Holding A.S........................................... 104,874      40,199
    Dogus Otomotiv Servis ve Ticaret A.S..............................  14,210      47,358
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S...................   4,061      10,164
    Eczacibasi Yatirim Holding Ortakligi A.S..........................  10,853      40,236
    EGE Seramik Sanayi ve Ticaret A.S.................................  14,245      13,580
    Enka Insaat ve Sanayi A.S.........................................  46,562     134,467
    Eregli Demir ve Celik Fabrikalari T.A.S........................... 143,709     157,199
   *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S................     555      16,464
    Ford Otomotiv Sanayi A.S..........................................   9,748      93,633
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B03MSV9).....     202       6,021
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B774VS8).....     808      23,297
    Gentas Genel Metal Sanayi ve Ticaret A.S..........................  36,786      28,369
   *Global Yatirim Holding A.S........................................  41,570      28,336
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...................  20,226       6,290
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...............     793      23,642
    Goodyear Lastikleri T.A.S.........................................   1,186      34,090
   *GSD Holding A.S...................................................  79,211      32,544
   *Gubre Fabrikalari Ticaret A.S.....................................   6,731      55,889
   *Gunes Sigorta A.S.................................................  11,861      14,608
   *Hurriyet Gazetecilik ve Matbaacilik A.S...........................  27,657      13,366
   *Ihlas EV Aletleri A.S.............................................  32,026      12,629
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S........................  16,414      37,874
   *Is Finansal Kiralama A.S..........................................  15,520       7,749
   *Izmir Demir Celik Sanayi A.S......................................  13,823      32,188
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.......  62,083      50,410
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.......  24,990      30,541
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D....... 138,771      85,545
    Kartonsan Karton Sanayi ve Ticaret A.S............................     114      14,723

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
TURKEY -- (Continued)
   *Kerevitas Gida Sanayii ve Ticaret A.S.............................     564 $     16,002
    KOC Holding A.S. Series B.........................................  68,736      266,676
    Konya Cimento Sanayii A.S.........................................     173       28,560
    Koza Altin Isletmeleri A.S........................................   4,956       97,930
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.....................  51,130      120,185
    Mardin Cimento Sanayii ve Ticaret A.S.............................   6,489       19,752
   *Marshall Boya ve Vernik A.S.......................................     319        8,900
   *Menderes Tekstil Sanayi ve Ticaret A.S............................  42,767       17,073
   *Metro Ticari ve Mali Yatirimlar Holding A.S.......................  47,720       15,121
   *Migros Ticaret A.S................................................   3,476       37,007
   *Net Holding A.S...................................................  46,905       40,454
    Netas Telekomunikasyon A.S........................................     391       30,904
    Nuh Cimento Sanayi A.S............................................   8,437       44,785
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.............  10,976       33,969
    Petkim Petrokimya Holding A.S.....................................  70,771       79,121
    Pinar Entegre Et ve Un Sanayi A.S.................................   5,800       17,340
    Pinar SUT Mamulleri Sanayii A.S...................................  11,026      100,444
   *Polyester Sanayi A.S..............................................  23,377       15,335
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........................   2,614        1,249
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S................  42,210       50,124
   *Sekerbank T.A.S...................................................  64,700       44,534
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........................  43,312       45,998
   *Soda Sanayii A.S..................................................   8,073       14,076
   *TAT Konserve Sanayii A.S..........................................  20,954       25,299
    TAV Havalimanlari Holding A.S.....................................  18,898      103,199
    Tekfen Holding A.S................................................  46,766      179,134
   *Tekstil Bankasi A.S...............................................  42,716       17,296
    Tofas Turk Otomobil Fabrikasi A.S.................................  18,934       87,163
   *Trabzonspor Sportif Yatirim ve T.A.S..............................     252        1,629
   *Trakya Cam Sanayii A.S............................................  60,621       71,003
    Tupras Turkiye Petrol Rafinerileri A.S............................  12,835      281,921
    Turcas Petrol A.S.................................................  14,767       21,746
    Turk Telekomunikasyon A.S.........................................  21,123       81,433
    Turk Traktor ve Ziraat Makineleri A.S.............................   2,086       39,644
   *Turkcell Iletisim Hizmetleri A.S..................................  14,831       82,568
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................  20,870      288,215
    Turkiye Garanti Bankasi A.S....................................... 256,845      998,410
    Turkiye Halk Bankasi A.S..........................................  28,579      244,435
    Turkiye Is Bankasi A.S............................................ 162,065      473,246
    Turkiye Sinai Kalkinma Bankasi A.S................................ 141,985      157,900
    Turkiye Sise ve Cam Fabrikalari A.S...............................  96,779      134,476
    Turkiye Vakiflar Bankasi T.A.S.................................... 135,378      282,662
    Ulker Biskuvi Sanayi A.S..........................................  15,022       62,640
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........................   6,835        9,335
   *Vestel Elektronik Sanayi ve Ticaret A.S...........................  18,074       19,588
    Yapi Kredi Sigorta A.S............................................   2,955       33,679
   *Yapi ve Kredi Bankasi A.S.........................................  84,847      174,792
   *Zorlu Enerji Elektrik Uretim A.S..................................  57,405       37,352
                                                                               ------------
TOTAL TURKEY..........................................................            8,473,643
                                                                               ------------
TOTAL COMMON STOCKS...................................................          364,769,884
                                                                               ------------
PREFERRED STOCKS -- (6.2%)
BRAZIL -- (6.0%)
    AES Tiete SA......................................................  15,933      225,482
    Alpargatas SA.....................................................  17,100      100,634
    Banco ABC Brasil SA...............................................  13,463       69,115
   #Banco Bradesco SA Sponsored ADR................................... 270,818    4,154,348
    Banco Daycoval SA.................................................  10,300       48,052
    Banco do Estado do Rio Grande do Sul SA Series B..................  40,069      317,744
    Banco Industrial e Comercial SA...................................  13,189       37,072
    Banco Panamericano SA.............................................  30,800       60,722

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  SHARES     VALUE++
                                                                                  ------     -------
BRAZIL -- (Continued)
    Banco Pine SA...............................................................   3,311 $    21,166
   #Braskem SA Sponsored ADR....................................................  17,858     216,975
    Centrais Eletricas Brasileiras SA Preferred Series B........................   7,600      73,879
    Centrais Eletricas de Santa Catarina SA.....................................   6,450     120,867
    Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR...  11,626     475,387
    Cia de Gas de Sao Paulo SA Preferred Series A...............................   5,800     123,263
    Cia de Saneamento do Parana SA..............................................     100         381
   *Cia de Tecidos Norte de Minas - Coteminas SA................................   7,700      10,446
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.................   4,438     125,352
    Cia Energetica de Minas Gerais SA Sponsored ADR.............................  46,037     875,163
    Cia Energetica de Sao Paulo SA Preferred Series B...........................  19,600     356,668
    Cia Energetica do Ceara SA Preferred Series A...............................   2,963      55,538
    Cia Ferro Ligas da Bahia - Ferbasa..........................................  14,700      83,141
    Cia Paranaense de Energia SA Sponsored ADR Series A.........................  15,100     305,926
    Contax Participacoes SA.....................................................   6,500      66,453
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA......................  23,780     225,940
    Forjas Taurus SA............................................................   9,818      12,649
    Gerdau SA...................................................................   6,937      62,965
    Gerdau SA Sponsored ADR..................................................... 150,445   1,369,049
   *Gol Linhas Aereas Inteligentes SA...........................................   7,700      36,223
    Itau Unibanco Holding SA ADR................................................ 267,327   4,226,440
    Klabin SA...................................................................  85,400     376,740
   *Kroton Educacional SA.......................................................     127         126
    Lojas Americanas SA.........................................................  47,047     332,444
    Marcopolo SA................................................................  55,400     273,053
    Oi SA.......................................................................  21,363     106,127
    Petroleo Brasileiro SA......................................................  24,000     228,382
    Petroleo Brasileiro SA ADR.................................................. 229,460   4,366,624
    Randon Participacoes SA.....................................................  31,600     139,557
    Saraiva SA Livreiros Editores...............................................   4,600      44,828
    Suzano Papel e Celulose SA..................................................  33,300      65,488
    Telefonica Brasil SA........................................................     962      22,463
    Telefonica Brasil SA ADR....................................................  28,010     654,034
    Ultrapar Participacoes SA Sponsored ADR.....................................  11,900     278,579
   *Unipar Participacoes SA Preferred Series B.................................. 125,400      15,299
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A...................  81,300     292,794
    Vale SA Sponsored ADR....................................................... 228,235   4,046,607
                                                                                         -----------
TOTAL BRAZIL....................................................................          25,100,185
                                                                                         -----------
CHILE -- (0.2%)
    Embotelladora Andina SA.....................................................  18,695      87,134
   *Embotelladora Andina SA Preferred Series B..................................  18,186     105,481
    Sociedad Quimica y Minera de Chile SA Sponsored ADR.........................   6,008     360,059
                                                                                         -----------
TOTAL CHILE.....................................................................             552,674
                                                                                         -----------
INDIA -- (0.0%)
   *Trent, Ltd..................................................................     586      10,653
                                                                                         -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad............................................................ 264,180      21,490
                                                                                         -----------
TOTAL PREFERRED STOCKS..........................................................          25,685,002
                                                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12.      38           6
   *Springs Global Participacoes SA Rights 06/15/12.............................   4,475          --
                                                                                         -----------
TOTAL BRAZIL....................................................................                   6
                                                                                         -----------
MALAYSIA -- (0.0%)
   *Hartalega Holdings Berhad Warrants 05/29/15.................................   1,200         460

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  SHARES      VALUE++
                                                                                  ------      -------
MALAYSIA -- (Continued)
   *Malayan Flour Mills Berhad Warrants 05/09/17.........................         10,100 $      1,259
                                                                                         ------------
TOTAL MALAYSIA...........................................................                       1,719
                                                                                         ------------
THAILAND -- (0.0%)
   *Property Perfect PCL (Foreign) Warrants 07/18/15.....................         94,300          300
                                                                                         ------------
TURKEY -- (0.0%)
   *ArcelorMittal Warrants 09/21/12......................................          4,950           --
   *ArcelorMittal Warrants 12/04/12......................................          4,950           --
                                                                                         ------------
TOTAL TURKEY.............................................................                          --
                                                                                         ------------
TOTAL RIGHTS/WARRANTS....................................................                       2,025
                                                                                         ------------

                                                                                 SHARES/
                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)        VALUE+
                                                                                 -------      -------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@DFA Short Term Investment Fund.......................................     22,000,000   22,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $3,732,552) to be repurchased at $3,659,384......................         $3,659    3,659,365
                                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL......................................                  25,659,365
                                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $390,383,795)^^.................................................                $416,116,276
                                                                                         ============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
  Brazil........................ $ 32,730,197           --   --    $ 32,730,197
  Chile.........................    8,039,837           --   --       8,039,837
  China.........................    8,430,246 $ 48,787,718   --      57,217,964
  Colombia......................    1,442,261           --   --       1,442,261
  Czech Republic................           --    1,363,162   --       1,363,162
  Egypt.........................           --      438,768   --         438,768
  Hong Kong.....................           --        1,354   --           1,354
  Hungary.......................           --    1,008,426   --       1,008,426
  India.........................    2,264,938   22,957,260   --      25,222,198
  Indonesia.....................      776,043   12,580,937   --      13,356,980
  Israel........................           --       26,637   --          26,637
  Malaysia......................           --   14,762,054   --      14,762,054
  Mexico........................   22,054,540           --   --      22,054,540
  Peru..........................    1,227,727           --   --       1,227,727
  Philippines...................      174,678    5,596,759   --       5,771,437
  Poland........................           --    6,067,380   --       6,067,380
  Russia........................      427,545   14,420,975   --      14,848,520
  South Africa..................    5,543,509   26,844,126   --      32,387,635
  South Korea...................    2,673,576   50,957,844   --      53,631,420
  Taiwan........................    2,799,092   49,908,258   --      52,707,350
  Thailand......................   11,923,952       66,442   --      11,990,394
  Turkey........................      288,215    8,185,428   --       8,473,643
Preferred Stocks
  Brazil........................   25,100,185           --   --      25,100,185
  Chile.........................      552,674           --   --         552,674
  India.........................           --       10,653   --          10,653
  Malaysia......................           --       21,490   --          21,490
Rights/Warrants
  Brazil........................            6           --   --               6
  Malaysia......................           --        1,719   --           1,719
  Thailand......................           --          300   --             300
  Turkey........................           --           --   --              --
Securities Lending Collateral...           --   25,659,365   --      25,659,365
                                 ------------ ------------   --    ------------
TOTAL........................... $126,449,221 $289,667,055   --    $416,116,276
                                 ============ ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $2,227,285,057
                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,856,926,880)^^.................................. $2,227,285,057
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                       ------     ------
COMMON STOCKS -- (90.7%)
Consumer Discretionary -- (11.1%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  1,200 $    4,212
    A.H. Belo Corp. Class A...........................................  1,226      5,076
    Aaron's, Inc......................................................  7,750    227,308
   #Abercrombie & Fitch Co. Class A...................................  8,850    299,130
    Acme United Corp..................................................    400      4,320
   #Advance Auto Parts, Inc...........................................  7,200    505,080
   *Aeropostale, Inc..................................................  8,325    164,169
   *AFC Enterprises, Inc..............................................  2,600     57,434
   *Amazon.com, Inc................................................... 37,203  8,679,460
    Ambassadors Group, Inc............................................  1,423      7,770
   *AMC Networks, Inc. Class A........................................  5,350    231,976
   *American Apparel, Inc.............................................    532        436
    American Eagle Outfitters, Inc.................................... 17,700    368,514
   #American Greetings Corp. Class A..................................  3,222     42,820
  #*American Public Education, Inc....................................  2,200     55,242
   *America's Car-Mart, Inc...........................................  1,100     50,468
   *Amerigon, Inc.....................................................  2,000     22,500
    Ameristar Casinos, Inc............................................  3,126     52,736
  #*ANN, Inc..........................................................  4,625    125,245
   *Apollo Group, Inc. Class A........................................ 10,210    277,712
    Arbitron, Inc.....................................................  2,400     84,168
   *Arctic Cat, Inc...................................................  2,500    110,000
   *Asbury Automotive Group, Inc......................................  3,000     78,480
   *Ascena Retail Group, Inc.......................................... 13,400    245,756
   *Ascent Capital Group, Inc. Class A................................  1,135     56,500
    Autoliv, Inc......................................................  9,443    534,191
   *AutoNation, Inc...................................................  4,387    172,979
  #*AutoZone, Inc.....................................................  3,600  1,350,828
   *Ballantyne Strong, Inc............................................  2,600     13,910
  #*Bally Technologies, Inc...........................................  4,400    192,324
  #*Barnes & Noble, Inc...............................................  3,400     45,118
    Bassett Furniture Industries, Inc.................................    306      3,748
   *Beasley Broadcast Group, Inc. Class A.............................    325      1,632
   *Beazer Homes USA, Inc.............................................  3,899      9,046
    bebe stores, Inc..................................................  3,388     20,328
   *Bed Bath & Beyond, Inc............................................ 24,100  1,468,895
    Belo Corp. Class A................................................  8,900     60,965
    Benihana, Inc.....................................................  2,006     32,537
   #Best Buy Co., Inc................................................. 29,105    526,509
    Big 5 Sporting Goods Corp.........................................  2,146     16,181
   *Big Lots, Inc.....................................................  6,700    271,417
   *Biglari Holdings, Inc.............................................    215     80,786
  #*BJ's Restaurants, Inc.............................................  2,498     98,871
  #*Blue Nile, Inc....................................................  1,128     28,967
   *Bluegreen Corp....................................................  2,100     10,059
    Blyth, Inc........................................................  1,400     47,992
    Bob Evans Farms, Inc..............................................  3,500    134,820
   *Body Central Corp.................................................  1,200     12,408
   #Bon-Ton Stores, Inc. (The)........................................  2,096     13,834
   *Books-A-Million, Inc..............................................  1,295      3,056
  #*BorgWarner, Inc................................................... 11,900    798,490
  #*Boyd Gaming Corp..................................................  5,900     33,630
   *Bravo Brio Restaurant Group, Inc..................................  1,543     27,882
  #*Bridgepoint Education, Inc........................................  2,100     19,110
    Brinker International, Inc........................................  7,728    250,464
    Brown Shoe Co., Inc...............................................  5,187     71,373
    Brunswick Corp....................................................  8,823    194,018
   #Buckle, Inc. (The)................................................  3,112    120,341

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
  #*Buffalo Wild Wings, Inc...........................................   1,800 $  130,662
   *Build-A-Bear Workshop, Inc........................................   2,400     11,160
   *Cabela's, Inc.....................................................   4,900    225,106
   #Cablevision Systems Corp. Class A.................................  20,700    317,538
   *Cache, Inc........................................................     800      2,800
    Callaway Golf Co..................................................   6,900     37,881
   *Cambium Learning Group, Inc.......................................  11,314     12,841
   *Capella Education Co..............................................   1,400     37,128
   *Career Education Corp.............................................   6,800     32,028
   *Caribou Coffee Co., Inc...........................................   2,192     24,923
  #*CarMax, Inc.......................................................  22,438    624,450
   *Carmike Cinemas, Inc..............................................   1,680     23,352
    Carnival Corp.....................................................  46,805  1,557,670
    Carriage Services, Inc............................................   2,167     17,509
   *Carrols Restaurant Group, Inc.....................................   2,151     11,637
   *Carter's, Inc.....................................................   6,800    344,556
   *Casual Male Retail Group, Inc.....................................   4,200     15,960
    Cato Corp. Class A (The)..........................................   3,450     96,600
   *Cavco Industries, Inc.............................................   1,157     55,374
    CBS Corp. Class A.................................................   5,128    172,814
    CBS Corp. Class B.................................................  63,080  2,110,657
    CEC Entertainment, Inc............................................   1,857     63,992
  #*Central European Media Enterprises, Ltd. Class A..................     424      2,137
   *Charter Communications, Inc. Class A..............................   7,900    607,668
   *Cheesecake Factory, Inc. (The)....................................   5,550    186,036
    Cherokee, Inc.....................................................     542      7,263
    Chico's FAS, Inc..................................................  17,200    263,504
   *Children's Place Retail Stores, Inc. (The)........................   2,340    118,872
  #*Chipotle Mexican Grill, Inc.......................................   3,385    989,537
    Choice Hotels International, Inc..................................   2,971    119,078
    Christopher & Banks Corp..........................................     817      1,781
    Churchill Downs, Inc..............................................   1,444     79,911
    Cinemark Holdings, Inc............................................  10,442    244,134
   *Citi Trends, Inc..................................................   1,200     18,036
   *Clear Channel Outdoor Holdings, Inc. Class A......................   3,427     17,341
    Coach, Inc........................................................  29,468  1,453,656
  #*Coinstar, Inc.....................................................   3,100    147,219
   *Collective Brands, Inc............................................   4,000     86,080
    Collectors Universe, Inc..........................................     700     10,213
    Columbia Sportswear Co............................................   1,027     51,956
    Comcast Corp. Class A............................................. 220,503  7,177,373
    Comcast Corp. Special Class A.....................................  63,610  2,031,067
  #*Conn's, Inc.......................................................   1,582     28,239
    Cooper Tire & Rubber Co...........................................   5,600     97,832
    Core-Mark Holding Co., Inc........................................   1,200     57,948
   *Corinthian Colleges, Inc..........................................   8,800     17,776
    Cracker Barrel Old Country Store, Inc.............................   2,300    144,118
  #*Crocs, Inc........................................................   9,700    148,895
  #*Crown Media Holdings, Inc. Class A................................     130        254
    CSS Industries, Inc...............................................   1,250     23,425
    CTC Media, Inc....................................................   4,347     32,255
    Culp, Inc.........................................................   1,492     14,920
   *Cumulus Media, Inc. Class A.......................................   2,000      5,040
    D.R. Horton, Inc..................................................  29,700    523,611
    Dana Holding Corp.................................................  14,500    191,110
    Darden Restaurants, Inc...........................................  13,418    686,733
  #*Deckers Outdoor Corp..............................................   4,200    175,182
   *dELiA*s, Inc......................................................   1,100      1,672
    Destination Maternity Corp........................................   1,600     28,624
   #DeVry, Inc........................................................   5,200    102,076
   #Dick's Sporting Goods, Inc........................................   9,900    486,288

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Digital Generation, Inc...........................................   2,200 $   23,452
    Dillard's, Inc. Class A...........................................   3,826    249,570
   *DineEquity, Inc...................................................   1,500     79,950
   *DIRECTV Class A...................................................  67,289  3,341,572
   *Discovery Communications, Inc. Class A............................  15,081    763,551
   *Discovery Communications, Inc. Class C............................  11,452    533,892
    DISH Network Corp. Class A........................................  22,000    676,720
   *Dollar General Corp...............................................  22,400  1,142,624
   *Dollar Tree, Inc..................................................  24,100  1,213,194
    Domino's Pizza, Inc...............................................   5,786    197,534
   *Dorman Products, Inc..............................................   2,378     68,296
    Dover Downs Gaming & Entertainment, Inc...........................   2,000      5,460
  #*DreamWorks Animation SKG, Inc. Class A............................   7,680    147,456
   *Drew Industries, Inc..............................................   1,700     45,662
   #DSW, Inc. Class A.................................................   3,808    225,129
   *E.W. Scripps Co. Class A (The)....................................   3,400     31,586
   *Education Management Corp.........................................   3,571     13,427
    Einstein Noah Restaurant Group, Inc...............................     395      6,715
  #*Entercom Communications Corp. Class A.............................   2,510     13,654
   #Ethan Allen Interiors, Inc........................................   2,900     59,827
   *Exide Technologies................................................   9,000     26,370
   #Expedia, Inc......................................................   9,957    567,449
  #*Express, Inc......................................................   8,200    132,020
   #Family Dollar Stores, Inc.........................................  10,212    674,809
   *Famous Dave's of America, Inc.....................................   1,098     11,419
   *Federal-Mogul Corp................................................   2,097     20,865
   *Fiesta Restaurant Group, Inc......................................   1,578     24,285
    Finish Line, Inc. Class A (The)...................................   5,300    110,664
   *Fisher Communications, Inc........................................     600     19,176
    Foot Locker, Inc..................................................  15,542    513,197
    Ford Motor Co..................................................... 364,752  3,370,308
  #*Fossil, Inc.......................................................   5,350    383,542
    Fred's, Inc. Class A..............................................   3,670     52,114
   *Fuel Systems Solutions, Inc.......................................   2,050     36,326
   *Furniture Brands International, Inc...............................   4,400      4,840
   *Gaiam, Inc. Class A...............................................   1,309      4,490
   #GameStop Corp. Class A............................................  14,340    229,727
    Gaming Partners International Corp................................     800      4,952
    Gannett Co., Inc..................................................  23,199    327,338
    Gap, Inc. (The)...................................................  35,380  1,043,356
   #Garmin, Ltd.......................................................  12,855    496,332
   *Gaylord Entertainment Co..........................................   3,437    126,310
   *Geeknet, Inc......................................................     500     10,000
   *General Motors Co.................................................  81,836  1,612,988
   *Genesco, Inc......................................................   2,400    158,928
   #Gentex Corp.......................................................  14,534    232,689
    Genuine Parts Co..................................................  16,130  1,032,804
   *G-III Apparel Group, Ltd..........................................   1,500     36,855
   #GNC Holdings, Inc. Class A........................................   6,932    267,090
  #*Goodyear Tire & Rubber Co. (The)..................................  24,360    278,922
   *Gordmans Stores, Inc..............................................     279      4,726
   *Grand Canyon Education, Inc.......................................   3,441     57,258
   *Gray Television, Inc..............................................   3,550      5,964
    Group 1 Automotive, Inc...........................................   2,780    149,425
   #Guess?, Inc.......................................................   6,810    204,981
    H&R Block, Inc....................................................  31,462    507,482
  #*Hanesbrands, Inc..................................................   9,775    293,446
    Harley-Davidson, Inc..............................................  24,000  1,037,520
   *Harman International Industries, Inc..............................   7,100    286,485
    Harte-Hanks, Inc..................................................   4,419     27,840
    Hasbro, Inc.......................................................  12,100    433,422

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc.......................................   1,700 $   19,176
   *Helen of Troy, Ltd................................................   4,100    124,886
  #*hhgregg, Inc......................................................   2,516     17,310
  #*Hibbett Sports, Inc...............................................   2,888    175,504
    Hillenbrand, Inc..................................................   5,805    100,368
    Home Depot, Inc. (The)............................................ 169,942  8,867,574
    Hooker Furniture Corp.............................................   1,300     15,327
    Hot Topic, Inc....................................................   4,200     42,672
    HSN, Inc..........................................................   4,020    170,287
   *Hyatt Hotels Corp. Class A........................................   4,393    156,171
   *Iconix Brand Group, Inc...........................................   7,198    127,621
    International Game Technology.....................................  27,800    314,696
    International Speedway Corp. Class A..............................   2,675     68,587
    Interpublic Group of Cos., Inc. (The).............................  44,816    442,334
    Interval Leisure Group, Inc.......................................   3,958     72,590
  #*iRobot Corp.......................................................   1,666     37,918
   *Isle of Capri Casinos, Inc........................................   3,400     19,958
  #*ITT Educational Services, Inc.....................................   2,000     77,640
   *J. Alexander's Corp...............................................     800     10,432
   #J.C. Penney Co., Inc..............................................  16,086    362,096
   *Jack in the Box, Inc..............................................   4,400    118,756
    JAKKS Pacific, Inc................................................   2,151     34,459
    Jarden Corp.......................................................   6,475    292,670
    Johnson Controls, Inc.............................................  70,051  1,726,757
   *Johnson Outdoors, Inc. Class A....................................   1,187     24,844
    Jones Group, Inc. (The)...........................................   9,370     99,041
  #*Jos. A. Bank Clothiers, Inc.......................................   3,300    139,458
   *Journal Communications, Inc. Class A..............................   3,722     20,620
  #*K12, Inc..........................................................   3,200     57,856
   #KB Home...........................................................   8,900     82,236
   *Kenneth Cole Productions, Inc. Class A............................   1,414     21,267
   *Kid Brands, Inc...................................................   1,700      2,601
   *Kirkland's, Inc...................................................   1,700     18,377
    Kohl's Corp.......................................................  24,960  1,241,011
   *Kona Grill, Inc...................................................   1,120      9,240
   *Krispy Kreme Doughnuts, Inc.......................................   6,700     40,870
   *K-Swiss, Inc. Class A.............................................   2,837      8,823
    Lacrosse Footwear, Inc............................................     261      5,207
   *Lakeland Industries, Inc..........................................   1,000      6,600
  #*Lamar Advertising Co. Class A.....................................   6,315    191,660
    Las Vegas Sands Corp..............................................  45,000  1,638,900
   *La-Z-Boy, Inc.....................................................   6,000     71,760
   *LeapFrog Enterprises, Inc.........................................   5,500     63,195
    Lear Corp.........................................................  10,200    362,610
   *Learning Tree International, Inc..................................   1,342      6,482
    Leggett & Platt, Inc..............................................  14,377    333,259
   #Lennar Corp. Class A..............................................  15,900    464,439
    Lennar Corp. Class B Voting.......................................   1,241     28,171
   *Libbey, Inc.......................................................   2,200     31,944
   *Liberty Global, Inc. Class A......................................  14,537    767,263
   *Liberty Global, Inc. Class B......................................      95      4,989
   *Liberty Global, Inc. Class C......................................  12,204    608,247
   *Liberty Interactive Corp. Class A.................................  55,690  1,043,074
   *Liberty Interactive Corp. Class B.................................     201      3,814
   *Liberty Media Corp. - Liberty Capital Class A.....................  11,477  1,085,724
   *Liberty Media Corp. - Liberty Capital Class B.....................     200     18,908
  #*Life Time Fitness, Inc............................................   3,878    176,100
    Lifetime Brands, Inc..............................................     300      3,864
   #Limited Brands, Inc...............................................  24,560  1,167,828
   *LIN TV Corp. Class A..............................................   2,800     10,052
    Lincoln Educational Services Corp.................................   2,164      9,435

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Lions Gate Entertainment Corp.....................................   5,400 $   72,630
    Lithia Motors, Inc. Class A.......................................   1,387     38,642
   *Live Nation Entertainment, Inc....................................  15,286    136,351
   *LKQ Corp..........................................................  14,589    515,429
    Lowe's Cos., Inc.................................................. 122,672  3,112,189
   *Luby's, Inc.......................................................   1,849     12,259
  #*Lululemon Athletica, Inc..........................................   7,834    442,464
  #*Lumber Liquidators Holdings, Inc..................................   2,349     99,339
   *M/I Homes, Inc....................................................   2,750     45,622
    Mac-Gray Corp.....................................................   1,591     22,004
    Macy's, Inc.......................................................  43,800  1,569,792
   *Madison Square Garden Co. Class A (The)...........................   5,700    206,625
   *Maidenform Brands, Inc............................................   2,442     51,477
    Marcus Corp.......................................................   2,400     31,488
    Marine Products Corp..............................................   1,898     10,344
   *MarineMax, Inc....................................................   1,700     12,648
   #Marriott International, Inc. Class A..............................  27,826  1,013,423
   *Marriott Vacations Worldwide Corp.................................   2,389     74,107
  #*Martha Stewart Living Omnimedia Class A...........................   3,500     11,375
    Mattel, Inc.......................................................  35,165  1,236,753
    Matthews International Corp. Class A..............................   3,000     87,000
   *McClatchy Co. Class A (The).......................................   4,300      6,923
    McDonald's Corp................................................... 105,425  9,420,778
    McGraw-Hill Cos., Inc. (The)......................................  28,939  1,358,975
    MDC Holdings, Inc.................................................   4,445    141,618
  #*Media General, Inc. Class A.......................................     800      3,912
    Men's Wearhouse, Inc. (The).......................................   5,635    153,554
   #Meredith Corp.....................................................   3,900    128,856
   *Meritage Homes Corp...............................................   3,400    119,340
   *MGM Resorts International.........................................  35,510    338,055
   *Modine Manufacturing Co...........................................   3,900     26,169
   *Mohawk Industries, Inc............................................   5,800    385,294
   *Monarch Casino & Resort, Inc......................................   1,845     13,782
   #Monro Muffler Brake, Inc..........................................   2,832     93,654
   *Morgans Hotel Group Co............................................     670      3,323
    Morningstar, Inc..................................................   2,524    146,569
  #*Motorcar Parts of America, Inc....................................     783      3,484
    Movado Group, Inc.................................................   2,362     55,365
   *Multimedia Games Holding Co., Inc.................................   2,364     33,451
   *Nathan's Famous, Inc..............................................     509     15,418
    National CineMedia, Inc...........................................   5,600     79,184
   *Nautilus, Inc.....................................................   2,449      7,837
  #*Netflix, Inc......................................................   5,300    301,305
   *New Frontier Media, Inc...........................................     200        308
   *New York & Co., Inc...............................................   5,059     23,018
  #*New York Times Co. Class A (The)..................................  12,700     98,425
    Newell Rubbermaid, Inc............................................  28,668    505,990
    News Corp. Class A................................................ 168,347  3,875,348
    News Corp. Class B................................................  45,563  1,056,606
   *Nexstar Broadcasting Group, Inc. Class A..........................     156      1,017
   #NIKE, Inc. Class B................................................  38,171  3,563,263
   #Nordstrom, Inc....................................................  17,700    958,278
    Nutrisystem, Inc..................................................   2,600     27,261
   *NVR, Inc..........................................................     500    386,990
   *Office Depot, Inc.................................................  26,000     46,280
  #*OfficeMax, Inc....................................................   7,500     33,675
    Omnicom Group, Inc................................................  28,434  1,426,818
   *Orbitz Worldwide, Inc.............................................   3,586     15,563
   *Orchard Supply Hardware Stores Corp. Class A......................     195      3,268
   *O'Reilly Automotive, Inc..........................................  13,358  1,145,315
   *Orient-Express Hotels, Ltd. Class A...............................   8,827     80,502

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Outdoor Channel Holdings, Inc.....................................   1,944 $   13,491
  #*Overstock.com, Inc................................................   1,830     14,713
    Oxford Industries, Inc............................................   1,437     62,136
   *Pacific Sunwear of California, Inc................................   6,000     12,780
   *Panera Bread Co. Class A..........................................   2,775    437,035
   *Papa John's International, Inc....................................   1,900     96,919
  #*Peet's Coffee & Tea, Inc..........................................   1,500    113,100
   *Penn National Gaming, Inc.........................................   5,258    204,641
    Penske Automotive Group, Inc......................................   3,600     86,040
    Pep Boys - Manny, Moe & Jack (The)................................   4,624     41,940
   *Perry Ellis International, Inc....................................     969     18,266
    PetMed Express, Inc...............................................   2,200     21,384
    PetSmart, Inc.....................................................  11,800    780,098
    Pier 1 Imports, Inc...............................................  10,000    164,900
   *Pinnacle Entertainment, Inc.......................................   5,100     55,335
    Polaris Industries, Inc...........................................   6,994    525,669
    Pool Corp.........................................................   4,800    176,928
   *Priceline.com, Inc................................................   5,200  3,441,048
   *PulteGroup, Inc...................................................  36,437    411,738
    PVH Corp..........................................................   6,391    507,637
   *Quiksilver, Inc...................................................  10,348     29,906
    R.G. Barry Corp...................................................   1,300     17,316
   #RadioShack Corp...................................................  11,260     32,767
    Ralph Lauren Corp.................................................   6,500    938,210
   *Red Lion Hotels Corp..............................................   2,034     15,214
   *Red Robin Gourmet Burgers, Inc....................................   1,300     38,805
   #Regal Entertainment Group Class A.................................   8,736    120,732
    Regis Corp........................................................   5,200     87,984
    Rent-A-Center, Inc................................................   6,145    218,516
   *Rentrak Corp......................................................   1,137     21,285
   *Rick's Cabaret International, Inc.................................   1,000      8,440
   *Rocky Brands, Inc.................................................     231      2,666
    Ross Stores, Inc..................................................  24,000  1,594,560
    Royal Caribbean Cruises, Ltd......................................  14,000    349,720
   *Ruby Tuesday, Inc.................................................   5,500     35,255
  #*rue21, inc........................................................   1,532     37,748
   *Ruth's Hospitality Group, Inc.....................................   2,684     18,036
   #Ryland Group, Inc. (The)..........................................   3,900     93,132
   *Saga Communications, Inc. Class A.................................     507     17,187
  #*Saks, Inc.........................................................  10,680    111,392
    Salem Communications Corp. Class A................................     400      1,956
   *Sally Beauty Holdings, Inc........................................  17,200    454,424
    Scholastic Corp...................................................   2,600     78,338
   *School Specialty, Inc.............................................   1,749      5,877
   *Scientific Games Corp. Class A....................................   5,774     48,848
   #Scripps Networks Interactive, Inc. Class A........................   8,655    466,072
  #*Sears Holdings Corp...............................................   4,332    214,391
   *Select Comfort Corp...............................................   5,200    135,252
    Service Corp. International.......................................  21,200    272,420
    Shiloh Industries, Inc............................................   1,564     16,438
    Shoe Carnival, Inc................................................   1,699     37,718
   *Shuffle Master, Inc...............................................   6,176     90,231
  #*Shutterfly, Inc...................................................   3,600    118,188
    Signet Jewelers, Ltd. ADR.........................................   8,849    388,648
    Sinclair Broadcast Group, Inc. Class A............................   4,900     49,980
  #*Sirius XM Radio, Inc.............................................. 361,341    780,497
   #Six Flags Entertainment Corp......................................   4,289    247,089
   *Skechers U.S.A., Inc. Class A.....................................   3,800     75,772
    Skyline Corp......................................................     800      3,928
   *Smith & Wesson Holding Corp.......................................   6,000     60,600
    Sonic Automotive, Inc. Class A....................................   2,501     42,817

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Sonic Corp........................................................   6,463 $   63,984
   #Sotheby's.........................................................   6,700    196,645
    Spartan Motors, Inc...............................................   3,375     17,212
    Speedway Motorsports, Inc.........................................   2,352     37,420
    Stage Stores, Inc.................................................   3,250     61,555
    Standard Motor Products, Inc......................................   1,900     26,714
  #*Standard Pacific Corp.............................................  10,443     59,212
   *Stanley Furniture Co., Inc........................................     637      2,605
    Staples, Inc......................................................  68,182    868,639
    Starbucks Corp....................................................  78,830  3,569,422
    Starwood Hotels & Resorts Worldwide, Inc..........................  20,547  1,112,620
   *Stein Mart, Inc...................................................   3,347     26,609
   *Steiner Leisure, Ltd..............................................   1,400     58,380
   *Steinway Musical Instruments, Inc.................................     900     22,176
   *Steven Madden, Ltd................................................   3,995    161,518
    Stewart Enterprises, Inc. Class A.................................   8,882     60,664
   *Stoneridge, Inc...................................................   3,400     21,828
    Strayer Education, Inc............................................   1,100     79,926
   #Sturm Ruger & Co., Inc............................................   1,900     93,917
    Superior Industries International, Inc............................   2,200     37,598
    Superior Uniform Group, Inc.......................................     162      1,991
   *Systemax, Inc.....................................................   1,666     20,775
   *Talbots, Inc......................................................     194        532
    Tandy Leather Factory, Inc........................................     663      3,395
    Target Corp.......................................................  64,682  3,922,963
  #*Tempur-Pedic International, Inc...................................   6,223    177,293
   *Tenneco, Inc......................................................   6,100    178,669
  #*Tesla Motors, Inc.................................................   5,132    140,719
   #Texas Roadhouse, Inc..............................................   6,500    112,515
   #Thor Industries, Inc..............................................   3,961    113,800
   #Tiffany & Co......................................................  12,500    686,625
    Time Warner Cable, Inc............................................  32,636  2,771,775
    Time Warner, Inc..................................................  99,300  3,884,616
    TJX Cos., Inc. (The)..............................................  77,442  3,429,132
   *Toll Brothers, Inc................................................  15,760    459,719
   *Town Sports International Holdings, Inc...........................   2,129     27,507
    Tractor Supply Co.................................................   7,602    690,794
  #*TripAdvisor, Inc..................................................   9,705    363,064
    True Religion Apparel, Inc........................................   2,500     65,600
   *TRW Automotive Holdings Corp......................................  10,179    400,035
   *Tuesday Morning Corp..............................................   3,200     16,192
    Tupperware Brands Corp............................................   6,100    319,762
   #Ulta Salon Cosmetics & Fragrance, Inc.............................   5,300    449,864
  #*Under Armour, Inc. Class A........................................   7,800    424,632
   *Unifi, Inc........................................................   1,766     19,567
   *Universal Electronics, Inc........................................   1,700     21,403
    Universal Technical Institute, Inc................................   2,300     26,427
  #*Urban Outfitters, Inc.............................................  12,150    371,182
    V.F. Corp.........................................................   9,150  1,366,095
   #Vail Resorts, Inc.................................................   3,700    183,668
  #*Valassis Communications, Inc......................................   4,390     98,994
    Value Line, Inc...................................................     400      4,744
   *Valuevision Media, Inc. Class A...................................   2,178      4,095
    Viacom, Inc. Class A..............................................   1,192     58,205
    Viacom, Inc. Class B..............................................  49,427  2,308,735
   #Virgin Media, Inc.................................................  27,500    752,950
   *Visteon Corp......................................................   2,382     77,248
  #*Vitacost.com, Inc.................................................     489      3,227
  #*Vitamin Shoppe, Inc...............................................   2,565    140,870
   *VOXX International Corp...........................................   1,600     11,984
    Walt Disney Co. (The)............................................. 176,691  8,682,596

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *Warnaco Group, Inc. (The).........................................   4,397 $    187,576
   #Washington Post Co. Class B (The).................................     500      169,250
   #Weight Watchers International, Inc................................   2,600      131,560
    Wendy's Co. (The).................................................  33,225      152,503
   *West Marine, Inc..................................................   2,681       27,427
   *Wet Seal, Inc. Class A (The)......................................   9,200       25,208
    Whirlpool Corp....................................................   7,611      514,199
    Wiley (John) & Sons, Inc. Class A.................................   4,720      224,908
    Williams Controls, Inc............................................     600        6,570
    Williams-Sonoma, Inc..............................................   9,360      325,260
    Winmark Corp......................................................     300       16,572
  #*Winnebago Industries, Inc.........................................   2,407       24,383
  #*WMS Industries, Inc...............................................   5,290       97,177
   #Wolverine World Wide, Inc.........................................   4,900      217,707
    World Wrestling Entertainment, Inc. Class A.......................   3,100       24,025
    Wyndham Worldwide Corp............................................  16,802      874,544
    Wynn Resorts, Ltd.................................................   6,514      610,688
    Yum! Brands, Inc..................................................  47,917    3,106,938
   *Zagg, Inc.........................................................     171        1,898
   *Zale Corp.........................................................   2,400        7,248
  #*Zumiez, Inc.......................................................   2,400       87,192
                                                                               ------------
Total Consumer Discretionary..........................................          183,308,583
                                                                               ------------
Consumer Staples -- (9.5%)
    Alico, Inc........................................................     496       14,498
   *Alliance One International, Inc...................................   9,669       31,521
    Altria Group, Inc................................................. 211,200    7,596,864
    Andersons, Inc. (The).............................................   1,500       56,955
    Archer-Daniels-Midland Co.........................................  68,390    1,784,295
    Avon Products, Inc................................................  39,650      614,178
   #B&G Foods, Inc....................................................   4,570      127,960
  #*Boston Beer Co., Inc. Class A (The)...............................     900       96,948
    Brown-Forman Corp. Class A........................................   5,866      534,921
    Brown-Forman Corp. Class B........................................   8,663      810,510
    Bunge, Ltd........................................................  15,335    1,008,583
   #Calavo Growers, Inc...............................................   1,264       34,103
    Cal-Maine Foods, Inc..............................................   2,100       79,233
   #Campbell Soup Co..................................................  19,495      645,479
    Casey's General Stores, Inc.......................................   3,700      219,891
  #*Central European Distribution Corp................................   5,975       19,478
   *Central Garden & Pet Co...........................................   1,175       12,620
   *Central Garden & Pet Co. Class A..................................   3,229       36,875
   *Chiquita Brands International, Inc................................   4,900       25,382
   #Church & Dwight Co., Inc..........................................  14,700      846,867
    Clorox Co. (The)..................................................  13,216      960,935
    Coca-Cola Bottling Co. Consolidated...............................     561       37,682
    Coca-Cola Co. (The)............................................... 209,710   16,944,568
    Coca-Cola Enterprises, Inc........................................  30,541      895,462
    Colgate-Palmolive Co..............................................  49,144    5,276,100
    ConAgra Foods, Inc................................................  42,889    1,058,929
   *Constellation Brands, Inc. Class A................................  17,900      504,959
    Costco Wholesale Corp.............................................  44,600    4,289,628
    CVS Caremark Corp................................................. 133,742    6,051,826
   *Darling International, Inc........................................  11,864      195,993
   *Dean Foods Co.....................................................  18,868      233,397
   #Diamond Foods, Inc................................................   2,435       39,617
   *Dole Food Co., Inc................................................   2,200       25,894
    Dr. Pepper Snapple Group, Inc.....................................  22,078    1,006,315
   *Elizabeth Arden, Inc..............................................   2,600      101,426
   *Energizer Holdings, Inc...........................................   6,800      528,836
    Estee Lauder Cos., Inc. Class A (The).............................  24,800    1,299,024

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (Continued)
   *Farmer Bros. Co...................................................   1,300 $    10,140
   #Flowers Foods, Inc................................................  12,047     257,444
    Fortune Brands, Inc...............................................  14,380     904,214
    Fresh Del Monte Produce, Inc......................................   3,542      86,779
  #*Fresh Market, Inc. (The)..........................................   3,933     231,614
    General Mills, Inc................................................  67,207   2,600,911
  #*Green Mountain Coffee Roasters, Inc...............................  13,458     245,743
   #H.J. Heinz Co.....................................................  31,561   1,742,483
   *Hain Celestial Group, Inc (The)...................................   4,000     222,760
    Harris Teeter Supermarkets, Inc...................................   4,800     198,432
   #Herbalife, Ltd....................................................  11,800     647,702
   #Hershey Co. (The).................................................  16,422   1,178,114
  #*Hillshire Brands Co...............................................  11,770     301,430
   #Hormel Foods Corp.................................................  15,000     418,650
    Ingles Markets, Inc. Class A......................................   1,110      18,160
    Ingredion, Inc....................................................   7,123     369,826
    Inter Parfums, Inc................................................   1,460      23,740
    J & J Snack Foods Corp............................................   1,691      97,723
    J.M. Smucker Co. (The)............................................  11,976     919,757
   *John B. Sanfilippo & Son, Inc.....................................   1,301      22,065
    Kellogg Co........................................................  26,035   1,241,870
    Kimberly-Clark Corp...............................................  40,525   3,522,028
    Kraft Foods, Inc. Class A......................................... 174,656   6,935,590
    Kroger Co. (The)..................................................  55,543   1,231,388
   #Lancaster Colony Corp.............................................   1,900     131,651
    Lifeway Foods, Inc................................................     315       3,326
   #Limoneira Co......................................................      81       1,450
    Lorillard, Inc....................................................  13,700   1,762,368
    McCormick & Co., Inc. Non-Voting..................................  12,514     761,852
    McCormick & Co., Inc. Voting......................................     607      36,966
   #Mead Johnson Nutrition Co.........................................  21,172   1,544,709
   *Medifast, Inc.....................................................   2,100      59,010
    MGP Ingredients, Inc..............................................     233         757
    Molson Coors Brewing Co. Class B..................................  13,905     588,460
   *Monster Beverage Corp.............................................  15,848   1,053,417
    Nash-Finch Co.....................................................   1,300      24,908
   *National Beverage Corp............................................     684       9,918
   *Natural Alternatives International, Inc...........................   1,000       6,710
   #Nu Skin Enterprises, Inc. Class A.................................   6,221     317,333
   *Nutraceutical International Corp..................................   1,559      23,245
    Oil-Dri Corp. of America..........................................     641      14,057
   *Omega Protein Corp................................................   2,100      17,493
   *Overhill Farms, Inc...............................................   2,000       7,700
   *Pantry, Inc. (The)................................................   3,100      44,113
    PepsiCo, Inc...................................................... 161,442  11,741,677
    Philip Morris International, Inc.................................. 176,630  16,151,047
   *Physicians Formula Holdings, Inc..................................   1,158       4,122
   *Pilgrim's Pride Corp..............................................   6,483      30,146
   *Post Holdings, Inc................................................   4,276     126,570
   *Prestige Brands Holdings, Inc.....................................   4,300      70,563
    PriceSmart, Inc...................................................   1,900     136,838
    Procter & Gamble Co. (The)........................................ 285,241  18,409,454
   *Ralcorp Holdings, Inc.............................................   5,695     339,821
    Reliv' International, Inc.........................................   1,707       2,441
   *Revlon, Inc. Class A..............................................   1,909      27,776
    Reynolds American, Inc............................................  35,200   1,628,704
    Rocky Mountain Chocolate Factory, Inc.............................     950      11,618
   #Safeway, Inc......................................................  26,773     416,320
    Sanderson Farms, Inc..............................................   1,850      68,136
   *Schiff Nutrition International, Inc...............................   1,800      31,464
   *Seneca Foods Corp. Class A........................................     500      12,340

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
                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
   *Smart Balance, Inc................................................   7,136 $     67,935
  #*Smithfield Foods, Inc.............................................  14,600      270,100
    Snyders-Lance, Inc................................................   3,596       84,254
    Spartan Stores, Inc...............................................   3,061       52,649
   *Spectrum Brands Holdings, Inc.....................................   2,035       74,949
   #SUPERVALU, Inc....................................................  20,097       49,640
   *Susser Holdings Corp..............................................   1,000       36,110
   #Sysco Corp........................................................  60,831    1,787,823
    Tootsie Roll Industries, Inc......................................   1,533       37,528
   *TreeHouse Foods, Inc..............................................   3,830      214,442
    Tyson Foods, Inc. Class A.........................................  31,488      472,635
   *United Natural Foods, Inc.........................................   4,800      260,640
    United-Guardian, Inc..............................................     600       10,554
    Universal Corp....................................................   2,600      118,404
  #*USANA Health Sciences, Inc........................................     800       35,984
    Vector Group, Ltd.................................................   4,602       78,188
    Walgreen Co.......................................................  89,700    3,261,492
    Wal-Mart Stores, Inc.............................................. 194,807   14,499,485
    WD-40 Co..........................................................   1,600       76,880
    Weis Markets, Inc.................................................   1,930       84,013
    Whole Foods Market, Inc...........................................  16,983    1,558,700
                                                                               ------------
Total Consumer Staples................................................          156,227,200
                                                                               ------------
Energy -- (9.8%)
    Adams Resources & Energy, Inc.....................................     300       12,468
    Alon USA Energy, Inc..............................................   1,957       21,370
  #*Alpha Natural Resources, Inc......................................  12,617       88,445
    Anadarko Petroleum Corp...........................................  51,085    3,547,342
    Apache Corp.......................................................  39,448    3,397,262
  #*Approach Resources, Inc...........................................   2,549       67,294
    Arch Coal, Inc....................................................  16,500      118,965
   *Atwood Oceanics, Inc..............................................   5,700      253,821
    Baker Hughes, Inc.................................................  44,294    2,051,698
  #*Basic Energy Services, Inc........................................   3,900       42,198
   #Berry Petroleum Co. Class A.......................................   4,900      186,298
  #*Bill Barrett Corp.................................................   5,020      105,721
    Bolt Technology Corp..............................................   1,050       15,278
  #*BPZ Resources, Inc................................................  10,000       22,800
    Bristow Group, Inc................................................   3,565      163,170
    Cabot Oil & Gas Corp..............................................  21,800      919,742
   *Cal Dive International, Inc.......................................   9,937       16,098
   *Callon Petroleum Co...............................................   4,302       21,381
   *Cameron International Corp........................................  25,959    1,304,959
    CARBO Ceramics, Inc...............................................   1,950      125,151
  #*Carrizo Oil & Gas, Inc............................................   3,600       90,756
   *Cheniere Energy, Inc..............................................  19,536      266,276
   #Chesapeake Energy Corp............................................  68,738    1,293,649
    Chevron Corp...................................................... 203,075   22,252,958
   #Cimarex Energy Co.................................................   8,433      478,067
   *Clayton Williams Energy, Inc......................................     500       20,640
  #*Clean Energy Fuels Corp...........................................   5,014       70,748
   *Cloud Peak Energy, Inc............................................   5,872       97,182
   *Cobalt International Energy, Inc..................................  18,526      465,003
   *Comstock Resources, Inc...........................................   4,800       77,664
   *Concho Resources, Inc.............................................  10,100      861,025
    ConocoPhillips.................................................... 124,705    6,788,940
    CONSOL Energy, Inc................................................  23,700      686,826
   *Contango Oil & Gas Co.............................................   1,000       59,250
  #*Continental Resources, Inc........................................   4,690      300,113
    Core Laboratories N.V.............................................   5,125      571,745
  #*CREDO Petroleum Corp..............................................   1,072       15,469

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
   *Crimson Exploration, Inc..........................................   3,820 $    16,808
    Crosstex Energy, Inc..............................................   5,400      72,846
   *Dawson Geophysical Co.............................................     600      13,824
    Delek US Holdings, Inc............................................     900      17,766
   *Denbury Resources, Inc............................................  37,770     571,082
    Devon Energy Corp.................................................  39,786   2,352,148
    DHT Holdings, Inc.................................................     230       1,520
  #*Diamond Offshore Drilling, Inc....................................   6,700     438,314
   *Double Eagle Petroleum Co.........................................     267       1,108
   *Dresser-Rand Group, Inc...........................................   7,700     358,127
   *Dril-Quip, Inc....................................................   3,333     244,342
  #*Endeavour International Corp......................................   3,414      29,258
    Energen Corp......................................................   7,400     378,954
   *Energy Partners, Ltd..............................................   3,224      54,486
    Energy XXI (Bermuda), Ltd.........................................   6,972     217,387
   *ENGlobal Corp.....................................................   3,200       4,576
   *EOG Resources, Inc................................................  27,839   2,728,500
    EQT Corp..........................................................  14,542     820,169
   #EXCO Resources, Inc...............................................  12,750      89,760
   *Exterran Holdings, Inc............................................   6,100      90,097
    Exxon Mobil Corp.................................................. 486,585  42,259,907
   *FMC Technologies, Inc.............................................  24,664   1,112,840
   *Forest Oil Corp...................................................  11,189      76,645
   *FX Energy, Inc....................................................   1,388       9,341
   *GeoResources, Inc.................................................   1,607      53,770
   *Global Geophysical Services, Inc..................................   2,881      16,911
  #*GMX Resources, Inc................................................   2,956       2,395
   *Green Plains Renewable Energy, Inc................................   2,214       9,830
    Gulf Island Fabrication, Inc......................................   1,100      30,591
   *Gulfmark Offshore, Inc. Class A...................................   2,800     100,660
  #*Gulfport Energy Corp..............................................   4,900     100,940
    Halliburton Co....................................................  93,023   3,081,852
  #*Harvest Natural Resources, Inc....................................   3,600      28,368
  #*Heckmann Corp.....................................................   9,577      29,497
   *Helix Energy Solutions Group, Inc.................................  10,266     183,556
    Helmerich & Payne, Inc............................................  11,191     520,382
   *Hercules Offshore, Inc............................................  10,208      36,647
    Hess Corp.........................................................  31,522   1,486,578
   *HKN, Inc..........................................................   1,513       3,404
    HollyFrontier Corp................................................  22,236     831,404
   *Hornbeck Offshore Services, Inc...................................   2,987     126,499
  #*ION Geophysical Corp..............................................  16,727     111,235
   *Key Energy Services, Inc..........................................  13,200     105,732
   *Kinder Morgan, Inc................................................  93,272   3,340,070
   *Kodiak Oil & Gas Corp.............................................  26,988     225,350
   *Lone Pine Resources, Inc..........................................   6,853      15,214
   #Lufkin Industries, Inc............................................   3,400     156,570
  #*Magnum Hunter Resources Corp......................................   9,800      37,240
    Marathon Oil Corp.................................................  72,865   1,928,737
    Marathon Petroleum Corp...........................................  35,264   1,667,987
   *Matrix Service Co.................................................   2,900      30,044
   *McDermott International, Inc......................................  21,434     250,778
  #*McMoran Exploration Co............................................   9,200     120,152
   *Miller Energy Resources, Inc......................................     451       1,754
   *Mitcham Industries, Inc...........................................   1,600      28,272
    Murphy Oil Corp...................................................  18,964   1,017,608
   *Nabors Industries, Ltd............................................  26,057     360,629
    National Oilwell Varco, Inc.......................................  44,185   3,194,576
   *Natural Gas Services Group, Inc...................................   1,600      23,200
   *Newfield Exploration Co...........................................  12,000     366,360
   *Newpark Resources, Inc............................................   9,500      64,885

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Energy -- (Continued)
    Noble Corp........................................................  24,604 $  910,348
    Noble Energy, Inc.................................................  18,202  1,591,401
   #Nordic American Tankers, Ltd......................................   2,265     26,501
  #*Northern Oil & Gas, Inc...........................................   5,685     89,596
  #*Oasis Petroleum, Inc..............................................   5,110    133,780
   *Occidental Petroleum Corp.........................................  83,221  7,242,724
    Oceaneering International, Inc....................................  11,400    589,266
  #*Oil States International, Inc.....................................   5,300    385,310
   #Overseas Shipholding Group, Inc...................................   2,700     15,444
   *OYO Geospace Corp.................................................     500     47,390
    Panhandle Oil & Gas, Inc. Class A.................................   1,000     30,700
   *Parker Drilling Co................................................  12,107     56,055
    Patterson-UTI Energy, Inc.........................................  15,402    238,423
   *PDC Energy, Inc...................................................   1,852     48,522
    Peabody Energy Corp...............................................  23,123    482,808
    Penn Virginia Corp................................................   3,900     26,130
  #*PetroQuest Energy, Inc............................................   5,400     29,754
   *PHI, Inc. Non-Voting..............................................   1,795     47,891
   *Phillips 66.......................................................  62,327  2,343,495
   *Pioneer Energy Services Corp......................................   4,800     38,592
    Pioneer Natural Resources Co......................................  11,408  1,011,091
   *Plains Exploration & Production Co................................  13,161    525,914
   *PostRock Energy Corp..............................................   1,042      2,094
    QEP Resources, Inc................................................  17,600    528,528
  #*Quicksilver Resources, Inc........................................  10,100     45,652
    Range Resources Corp..............................................  16,800  1,051,680
   *Rentech, Inc......................................................     973      1,936
   *Rex Energy Corp...................................................   4,000     50,720
   *Rosetta Resources, Inc............................................   5,410    225,705
  #*Rowan Cos. P.L.C..................................................  13,381    470,075
   #RPC, Inc..........................................................   9,225    124,076
  #*SandRidge Energy, Inc.............................................  36,459    248,650
    Schlumberger, Ltd................................................. 137,733  9,814,854
   *SEACOR Holdings, Inc..............................................   2,200    186,890
   *SemGroup Corp. Class A............................................   3,077    103,726
   #Ship Finance International, Ltd...................................   6,400     92,672
    SM Energy Co......................................................   6,600    310,794
  #*Southwestern Energy Co............................................  33,840  1,125,180
    Spectra Energy Corp...............................................  68,848  2,112,945
   *Stone Energy Corp.................................................   4,300    112,918
    Sunoco, Inc.......................................................  10,991    529,656
   *Superior Energy Services, Inc.....................................  14,418    312,438
   *Swift Energy Co...................................................   3,830     71,583
   #Targa Resources Corp..............................................   3,076    135,498
    Teekay Corp.......................................................   4,349    133,645
   *Tesco Corp........................................................   2,270     26,309
   *Tesoro Corp.......................................................  14,080    389,312
   *TETRA Technologies, Inc...........................................   8,150     56,480
   *TGC Industries, Inc...............................................   1,667     11,636
    Tidewater, Inc....................................................   5,500    267,135
    Transocean, Ltd...................................................  36,341  1,701,849
   *Triangle Petroleum Corp...........................................   3,876     21,667
  #*Ultra Petroleum Corp..............................................  13,109    311,470
   *Union Drilling, Inc...............................................   1,990      7,124
   *Unit Corp.........................................................   3,700    147,112
   *VAALCO Energy, Inc................................................   7,100     52,043
    Valero Energy Corp................................................  57,400  1,578,500
   *Venoco, Inc.......................................................   2,091     19,384
   #W&T Offshore, Inc.................................................   4,700     86,903
   *Warren Resources, Inc.............................................   5,600     12,992
   *Weatherford International, Ltd....................................  78,083    940,900

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
    Western Refining, Inc.............................................     6,000 $    141,180
   *Westmoreland Coal Co..............................................       837        6,160
   *Whiting Petroleum Corp............................................    11,500      464,600
   *Willbros Group, Inc...............................................     4,500       30,825
    Williams Cos., Inc. (The).........................................    77,534    2,464,806
    World Fuel Services Corp..........................................     7,550      305,700
   *WPX Energy, Inc...................................................    20,911      333,530
  #*Zion Oil & Gas, Inc...............................................       163          292
                                                                                 ------------
Total Energy..........................................................            161,608,213
                                                                                 ------------
Financials -- (11.3%)
    1st Source Corp...................................................     1,990       44,218
   *1st United Bancorp, Inc...........................................     1,107        6,565
    ACE, Ltd..........................................................    35,361    2,599,034
   *Affiliated Managers Group, Inc....................................     5,480      611,513
   *Affirmative Insurance Holdings, Inc...............................     1,600          610
    Aflac, Inc........................................................    48,794    2,136,201
   *Alexander & Baldwin, Inc..........................................     4,230      135,529
  #*Allegheny Corp....................................................     1,169      404,252
    Allied World Assurance Co. Holdings AG............................     3,700      279,091
    Allstate Corp. (The)..............................................    51,057    1,751,255
    Alterra Capital Holdings, Ltd.....................................     6,900      160,563
   *Altisource Portfolio Solutions SA.................................     2,400      186,144
   *American Capital, Ltd.............................................    35,406      352,644
    American Equity Investment Life Holding Co........................     5,390       62,901
    American Express Co...............................................   108,390    6,255,187
    American Financial Group, Inc.....................................     6,970      262,839
   *American International Group, Inc.................................    61,464    1,921,979
   *American National Insurance Co....................................       664       46,766
   *American River Bankshares.........................................       882        5,962
   *American Safety Insurance Holdings, Ltd...........................     1,000       17,850
    Ameriprise Financial, Inc.........................................    22,940    1,186,457
  #*Ameris Bancorp....................................................     1,951       23,295
   *AMERISAFE, Inc....................................................     2,573       64,235
   *AmeriServ Financial, Inc..........................................       100          286
    AmTrust Financial Services, Inc...................................     2,400       71,496
    Aon P.L.C.........................................................    31,029    1,526,627
  #*Apollo Global Management LLC Class A..............................     3,300       44,781
   *Arch Capital Group, Ltd...........................................    13,910      539,708
    Argo Group International Holdings, Ltd............................     3,580      105,288
    Arrow Financial Corp..............................................     1,162       28,260
    Artio Global Investors, Inc.......................................     2,673        8,634
    Aspen Insurance Holdings, Ltd.....................................     7,074      203,307
    Associated Banc-Corp..............................................    17,760      221,822
    Assurant, Inc.....................................................     9,500      343,995
    Assured Guaranty, Ltd.............................................    17,100      204,858
    Astoria Financial Corp............................................     8,620       81,200
   *Atlantic Coast Financial Corp.....................................       137          348
   *AV Homes, Inc.....................................................     1,000       12,380
    Axis Capital Holdings, Ltd........................................    12,640      415,350
    Baldwin & Lyons, Inc. Class B.....................................       562       13,055
    Bancfirst Corp....................................................       700       28,434
   *Bancorp, Inc. (The)...............................................     2,299       21,496
    BancorpSouth, Inc.................................................     9,405      136,278
   *BancTrust Financial Group, Inc....................................     2,903        8,593
    Bank Mutual Corp..................................................     6,120       26,071
    Bank of America Corp.............................................. 1,120,295    8,222,965
   #Bank of Hawaii Corp...............................................     5,000      233,550
    Bank of New York Mellon Corp. (The)...............................   123,982    2,638,337
    Bank of the Ozarks, Inc...........................................     3,800      122,322
    BankFinancial Corp................................................     2,730       21,458

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    BankUnited, Inc...................................................   1,827 $    44,506
    Banner Corp.......................................................   1,404      31,913
    BB&T Corp.........................................................  72,882   2,286,308
   *BBCN Bancorp, Inc.................................................   6,513      73,857
   *Beneficial Mutual Bancorp, Inc....................................   3,852      32,973
  #*Berkshire Hathaway, Inc........................................... 180,751  15,334,915
    Berkshire Hills Bancorp, Inc......................................   2,505      56,262
    BGC Partners, Inc. Class A........................................   9,100      45,227
    BlackRock, Inc....................................................  11,439   1,947,604
   *BofI Holding, Inc.................................................     900      18,153
    BOK Financial Corp................................................   2,387     134,842
    Boston Private Financial Holdings, Inc............................   7,520      70,763
    Brookline Bancorp, Inc............................................   6,047      50,855
    Brown & Brown, Inc................................................  13,100     330,644
    Bryn Mawr Bank Corp...............................................   1,149      23,761
    Calamos Asset Management, Inc. Class A............................   1,676      17,715
    Camden National Corp..............................................     900      32,463
   #Capital City Bank Group, Inc......................................   1,069       7,836
    Capital One Financial Corp........................................  54,537   3,080,795
    Capital Southwest Corp............................................     344      35,914
    CapitalSource, Inc................................................  24,476     160,318
    Capitol Federal Financial, Inc....................................  16,210     189,981
    Cardinal Financial Corp...........................................   2,805      35,904
    Cash America International, Inc...................................   3,135     120,133
    Cathay General Bancorp............................................   6,714     108,700
   #CBOE Holdings, Inc................................................   9,190     261,915
   *CBRE Group, Inc. Class A..........................................  31,900     497,002
    Center Bancorp, Inc...............................................   1,915      21,161
    Centerstate Banks, Inc............................................   1,435      11,121
   *Central Pacific Financial Corp....................................     210       2,814
    Charles Schwab Corp. (The)........................................ 109,728   1,385,865
    Chemical Financial Corp...........................................   3,399      76,240
    Chubb Corp. (The).................................................  28,200   2,049,858
    Cincinnati Financial Corp.........................................  16,109     609,565
   *CIT Group, Inc....................................................  19,881     726,054
    Citigroup, Inc.................................................... 303,550   8,235,312
  #*Citizens Community Bancorp, Inc...................................     600       3,396
   *Citizens, Inc.....................................................   4,015      41,515
    City Holding Co...................................................   1,500      49,575
    City National Corp................................................   4,800     236,544
    Clifton Savings Bancorp, Inc......................................   1,350      13,162
    CME Group, Inc....................................................  33,000   1,719,630
    CNA Financial Corp................................................  17,536     457,865
    CNB Financial Corp................................................     280       4,612
    CNO Financial Group, Inc..........................................  21,200     175,748
    CoBiz Financial, Inc..............................................   3,100      20,770
   #Cohen & Steers, Inc...............................................   2,055      67,815
    Columbia Banking System, Inc......................................   3,793      68,464
    Comerica, Inc.....................................................  18,992     573,748
    Commerce Bancshares, Inc..........................................   7,379     290,585
    Community Bank System, Inc........................................   3,381      93,011
    Community Trust Bancorp, Inc......................................   1,590      53,965
  #*CompuCredit Holdings Corp.........................................   1,880       8,272
    Consolidated-Tokoma Land Co.......................................     681      19,163
   *Cowen Group, Inc. Class A.........................................   4,050      10,125
    Crawford & Co. Class A............................................   4,017      14,823
    Crawford & Co. Class B............................................   1,800       7,272
   *Credit Acceptance Corp............................................     726      69,594
    Cullen/Frost Bankers, Inc.........................................   5,321     294,305
   #CVB Financial Corp................................................   9,813     115,793
   *DFC Global Corp...................................................   3,924      75,223

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Financials -- (Continued)
    Diamond Hill Investment Group, Inc................................    293 $   21,890
    Dime Community Bancshares, Inc....................................  2,700     39,150
   *Direct Markets Holdings Corp......................................    200         46
    Discover Financial Services....................................... 55,700  2,002,972
    Donegal Group, Inc. Class A.......................................  1,374     18,412
    Duff & Phelps Corp................................................  3,100     45,694
   *E*Trade Financial Corp............................................ 29,290    223,483
    East West Bancorp, Inc............................................ 14,046    306,203
    Eastern Insurance Holdings, Inc...................................     64      1,015
    Eaton Vance Corp.................................................. 12,100    321,013
    Edelman Financial Group, Inc......................................  2,645     22,932
   *eHealth, Inc......................................................  2,800     51,436
    EMC Insurance Group, Inc..........................................    866     17,511
    Employers Holdings, Inc...........................................  3,900     69,732
    Endurance Specialty Holdings, Ltd.................................  3,900    135,213
   *Enstar Group, Ltd.................................................    952     88,993
    Enterprise Financial Services Corp................................  1,766     22,163
    Epoch Holding Corp................................................  2,148     45,280
    Erie Indemnity Co. Class A........................................  3,100    220,999
    ESSA Bancorp, Inc.................................................  1,856     19,618
    Evercore Partners, Inc. Class A...................................  2,400     55,608
    Everest Re Group, Ltd.............................................  5,600    569,520
  #*EZCORP, Inc. Class A..............................................  4,723    106,268
    FBL Financial Group, Inc. Class A.................................  2,100     64,995
    Federal Agricultural Mortgage Corp. Class C.......................  1,380     34,693
    Federated Investors, Inc. Class B.................................  9,362    188,270
    Fidelity National Financial, Inc. Class A......................... 22,699    422,655
    Fidelity Southern Corp............................................  1,107     10,052
    Fifth Third Bancorp............................................... 95,899  1,325,324
    Financial Institutions, Inc.......................................    807     13,880
   *First Acceptance Corp.............................................    181        223
    First American Financial Corp.....................................  9,456    173,234
   *First BanCorp.....................................................  2,611      9,870
    First Bancorp.....................................................  1,500     12,780
    First Busey Corp..................................................  7,017     32,699
   *First California Financial Group, Inc.............................     10         67
  #*First Cash Financial Services, Inc................................  2,100     84,210
    First Citizens BancShares, Inc. Class A...........................    100     16,429
    First Commonwealth Financial Corp.................................  9,645     67,611
    First Community Bancshares, Inc...................................  1,100     15,939
    First Defiance Financial Corp.....................................  1,538     24,992
    First Financial Bancorp...........................................  4,812     76,800
    First Financial Bankshares, Inc...................................  3,585    123,665
    First Financial Corp..............................................  1,300     38,545
    First Financial Holdings, Inc.....................................  1,825     21,535
   *First Financial Northwest, Inc....................................  2,411     19,770
   #First Horizon National Corp....................................... 23,830    196,121
    First Interstate BancSystem, Inc..................................    352      5,072
    First Merchants Corp..............................................  2,105     29,954
    First Midwest Bancorp, Inc........................................  6,370     71,981
    First Niagara Financial Group, Inc................................ 28,417    215,401
    First Pactrust Bancorp, Inc.......................................    451      5,074
   *First Republic Bank...............................................  4,678    152,175
   *First South Bancorp, Inc..........................................  1,685      7,144
    FirstMerit Corp...................................................  9,666    156,589
    Flagstone Reinsurance Holdings SA.................................  3,595     25,093
    Flushing Financial Corp...........................................  2,163     30,520
    FNB Corp.......................................................... 12,709    138,274
   *Forest City Enterprises, Inc. Class A............................. 13,076    184,502
   *Forest City Enterprises, Inc. Class B.............................  3,286     46,398
   *Forestar Group, Inc...............................................  2,565     29,190

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    Fox Chase Bancorp, Inc............................................     800 $    11,920
   #Franklin Resources, Inc...........................................  15,400   1,770,230
    Fulton Financial Corp.............................................  20,459     188,018
    FXCM, Inc.........................................................   2,380      24,990
    Gallagher (Arthur J.) & Co........................................  12,325     437,291
    GAMCO Investors, Inc. Class A.....................................     367      16,401
   *Genworth Financial, Inc. Class A..................................  46,900     236,376
   #German American Bancorp, Inc......................................   1,398      28,449
    GFI Group, Inc....................................................   8,500      27,030
    Glacier Bancorp, Inc..............................................   6,734     102,155
   *Gleacher & Co., Inc...............................................   1,004         703
   *Global Indemnity P.L.C............................................   1,204      23,141
    Goldman Sachs Group, Inc. (The)...................................  48,642   4,907,978
    Great Southern Bancorp, Inc.......................................   1,100      33,715
  #*Green Dot Corp. Class A...........................................   2,200      22,968
   *Greene Bancshares, Inc............................................     700       1,267
   #Greenhill & Co., Inc..............................................   2,600     103,272
   *Greenlight Capital Re, Ltd. Class A...............................   3,500      82,460
   *Guaranty Bancorp..................................................   1,599       3,070
   *Hallmark Financial Services, Inc..................................   1,034       8,530
    Hampden Bancorp, Inc..............................................     504       6,355
   #Hancock Holding Co................................................   7,671     233,812
   *Hanmi Financial Corp..............................................   1,521      16,655
    Hanover Insurance Group, Inc. (The)...............................   4,600     161,322
   *Harris & Harris Group, Inc........................................   3,600      13,392
    Hartford Financial Services Group, Inc............................  40,324     663,330
    HCC Insurance Holdings, Inc.......................................  11,125     340,870
    Heartland Financial USA, Inc......................................   1,732      45,257
   *Heritage Commerce Corp............................................   2,541      15,576
    Heritage Financial Corp...........................................     905      12,534
    Heritage Financial Group, Inc.....................................   1,473      19,723
   *HFF, Inc. Class A.................................................   3,404      44,456
   *Hilltop Holdings, Inc.............................................   7,200      75,672
   *Home Bancorp, Inc.................................................     189       3,179
    Home BancShares, Inc..............................................   2,952      89,003
    Home Federal Bancorp, Inc.........................................   2,521      25,008
    Homeowners Choice, Inc............................................     804      14,577
    HopFed Bancorp, Inc...............................................     208       1,560
    Horace Mann Educators Corp........................................   3,400      59,296
   *Howard Hughes Corp. (The).........................................     300      18,489
    Hudson City Bancorp, Inc..........................................  50,766     322,364
    Hudson Valley Holding Corp........................................   1,023      17,248
    Huntington Bancshares, Inc........................................  90,200     560,593
    IBERIABANK Corp...................................................   2,725     127,612
   *ICG Group, Inc....................................................   3,900      34,866
    Independence Holding Co...........................................   2,640      24,922
    Independent Bank Corp.............................................   1,972      58,588
    Infinity Property & Casualty Corp.................................     800      46,248
    Interactive Brokers Group, Inc. Class A...........................   4,380      60,663
   *IntercontinentalExchange, Inc.....................................   7,461     979,032
    International Bancshares Corp.....................................   6,326     115,956
   *Intervest Bancshares Corp. Class A................................     254         958
   *INTL. FCStone, Inc................................................   1,415      26,956
    Invesco, Ltd......................................................  44,568     986,290
   *Investment Technology Group, Inc..................................   3,824      31,663
  #*Investors Bancorp, Inc............................................   6,883     111,986
    Janus Capital Group, Inc..........................................  17,800     128,694
   *Jefferies Group, Inc..............................................  12,073     151,395
    JMP Group, Inc....................................................   2,391      14,896
    Jones Lang LaSalle, Inc...........................................   4,500     300,105
    JPMorgan Chase & Co............................................... 396,555  14,275,980

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Kaiser Federal Financial Group, Inc...............................     784 $   11,399
    KBW, Inc..........................................................   3,585     57,754
    Kearny Financial Corp.............................................   2,846     27,663
    Kemper Corp.......................................................   5,200    170,144
    Kennedy-Wilson Holdings, Inc......................................   1,027     14,049
    KeyCorp...........................................................  99,458    793,675
   *Knight Capital Group, Inc. Class A................................   9,475     97,877
    Lakeland Bancorp, Inc.............................................   2,837     26,725
    Lakeland Financial Corp...........................................   1,700     43,758
   *Lazard, Ltd. Class A..............................................   7,404    198,797
    Legg Mason, Inc...................................................  13,474    330,382
   *Leucadia National Corp............................................  20,060    434,901
    Life Partners Holdings, Inc.......................................   1,000      2,380
    Lincoln National Corp.............................................  28,868    578,803
    LNB Bancorp, Inc..................................................     634      3,785
    Loews Corp........................................................  33,655  1,332,401
   *Louisiana Bancorp, Inc............................................     200      3,207
    LPL Financial Holdings, Inc.......................................   5,021    140,688
    M&T Bank Corp.....................................................  11,877  1,019,522
  #*Macatawa Bank Corp................................................     886      2,880
    Maiden Holdings, Ltd..............................................   4,691     39,827
    MainSource Financial Group, Inc...................................   1,600     18,688
   *Markel Corp.......................................................     893    385,830
    MarketAxess Holdings, Inc.........................................   3,816    115,320
    Marlin Business Services Corp.....................................   1,200     18,432
    Marsh & McLennan Cos., Inc........................................  57,165  1,898,450
    MB Financial, Inc.................................................   4,600     92,874
   *MBIA, Inc.........................................................  13,400    127,970
    MCG Capital Corp..................................................   6,400     28,032
    Meadowbrook Insurance Group, Inc..................................   6,115     43,050
    Medallion Financial Corp..........................................   1,715     19,002
   *Mercantile Bank Corp..............................................     285      4,720
    Merchants Bancshares, Inc.........................................     694     18,349
    Mercury General Corp..............................................   3,136    113,586
   *Meridian Interstate Bancorp, Inc..................................   1,744     26,805
    MetLife, Inc......................................................  89,020  2,739,145
   *Metro Bancorp, Inc................................................   1,994     24,925
   *MGIC Investment Corp..............................................  15,500     37,355
    MidSouth Bancorp, Inc.............................................     900     12,825
    Montpelier Re Holdings, Ltd.......................................   5,500    111,430
    Moody's Corp......................................................  20,707    839,255
    Morgan Stanley.................................................... 153,365  2,094,966
   *MSCI, Inc.........................................................  12,394    410,861
    NASDAQ OMX Group, Inc. (The)......................................  12,931    293,534
   *National Financial Partners Corp..................................   3,900     57,915
    National Interstate Corp..........................................     888     23,257
    National Penn Bancshares, Inc.....................................  13,257    117,192
   *Navigators Group, Inc. (The)......................................   1,805     87,416
    NBT Bancorp, Inc..................................................   3,984     83,704
    Nelnet, Inc. Class A..............................................   3,140     73,821
    New England Bancshares, Inc.......................................     811     10,859
    New York Community Bancorp, Inc...................................  41,675    540,942
   *NewStar Financial, Inc............................................   3,834     45,701
    Northeast Community Bancorp, Inc..................................   1,626      8,691
   #Northern Trust Corp...............................................  22,514  1,022,136
   #Northfield Bancorp, Inc...........................................   2,555     38,248
    Northrim Bancorp, Inc.............................................     600     12,096
    Northwest Bancshares, Inc.........................................  10,509    122,430
    NYSE Euronext.....................................................  24,598    626,757
    OceanFirst Financial Corp.........................................   1,629     22,171
   *Ocwen Financial Corp..............................................  10,187    201,295

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Old National Bancorp..............................................   8,001 $   97,932
    Old Republic International Corp...................................  24,986    201,387
   *OmniAmerican Bancorp, Inc.........................................   1,407     29,533
    OneBeacon Insurance Group, Ltd. Class A...........................   3,200     40,608
    Oppenheimer Holdings, Inc. Class A................................     765     10,641
    Oriental Financial Group, Inc.....................................   3,500     36,330
    Oritani Financial Corp............................................   6,231     87,795
  #*Pacific Capital Bancorp...........................................     690     31,478
    Pacific Continental Corp..........................................   1,300     11,999
   *Pacific Mercantile Bancorp........................................   1,425      9,519
    PacWest Bancorp...................................................   2,792     63,965
    Park National Corp................................................   1,200     81,288
   *Park Sterling Corp................................................      81        372
    PartnerRe, Ltd....................................................   6,020    436,089
   *Patriot National Bancorp..........................................     200        312
    Peapack-Gladstone Financial Corp..................................   1,228     18,788
  #*Penson Worldwide, Inc.............................................   2,800        308
    Peoples Bancorp, Inc..............................................   1,197     26,166
    People's United Financial, Inc....................................  33,947    389,033
  #*PHH Corp..........................................................   5,033     81,585
   *Phoenix Cos., Inc. (The)..........................................   8,368     13,640
   *PICO Holdings, Inc................................................   1,800     43,398
   *Pinnacle Financial Partners, Inc..................................   3,495     68,327
   *Piper Jaffray Cos., Inc...........................................   1,704     36,312
    Platinum Underwriters Holdings, Ltd...............................   4,187    159,190
    PNC Financial Services Group, Inc.................................  55,134  3,258,419
   *Popular, Inc......................................................   9,834    148,198
  #*Preferred Bank....................................................     253      2,727
    Presidential Life Corp............................................   2,200     30,558
    Primerica, Inc....................................................   4,156    113,750
    Principal Financial Group, Inc....................................  29,000    742,110
    PrivateBancorp, Inc...............................................   6,123     93,804
    ProAssurance Corp.................................................   3,400    304,538
   #Progressive Corp. (The)...........................................  60,720  1,198,613
   #Prosperity Bancshares, Inc........................................   4,600    186,622
    Protective Life Corp..............................................   8,300    231,653
    Provident Financial Services, Inc.................................   5,262     80,140
    Provident New York Bancorp........................................   3,935     32,503
    Prudential Financial, Inc.........................................  47,990  2,316,957
    Pulaski Financial Corp............................................     342      2,562
    Pzena Investment Management, Inc. Class A.........................     566      2,179
    QC Holdings, Inc..................................................   1,034      3,629
   #Radian Group, Inc.................................................   9,498     26,594
    Raymond James Financial, Inc......................................  11,475    385,790
    Regions Financial Corp............................................ 135,957    946,261
    Reinsurance Group of America, Inc.................................   7,590    422,535
    RenaissanceRe Holdings, Ltd.......................................   4,900    362,551
    Renasant Corp.....................................................   2,122     37,559
    Republic Bancorp, Inc. Class A....................................     805     19,006
   *Republic First Bancorp, Inc.......................................     500      1,035
    Resource America, Inc. Class A....................................   2,228     13,524
   *Riverview Bancorp, Inc............................................   1,205      1,711
   #RLI Corp..........................................................   1,944    125,213
    Rockville Financial, Inc..........................................   2,466     28,729
    Roma Financial Corp...............................................     710      6,454
    S&T Bancorp, Inc..................................................   2,523     41,630
   #S.Y. Bancorp, Inc.................................................   1,733     40,500
   *Safeguard Scientifics, Inc........................................   1,767     27,335
    Safety Insurance Group, Inc.......................................   1,800     76,284
    Sandy Spring Bancorp, Inc.........................................   1,969     35,068
    SCBT Financial Corp...............................................   1,022     37,855

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    SeaBright Holdings, Inc...........................................   2,360 $   19,895
    SEI Investments Co................................................  15,303    324,118
    Selective Insurance Group, Inc....................................   5,100     88,026
    SI Financial Group, Inc...........................................   1,347     15,760
    Sierra Bancorp....................................................     240      2,563
  #*Signature Bank....................................................   4,831    311,600
    Simmons First National Corp. Class A..............................   1,469     34,286
    SLM Corp..........................................................  53,247    851,420
    Somerset Hills Bancorp............................................     992      8,531
   *Southern Community Financial Corp.................................     700      2,205
    Southside Bancshares, Inc.........................................   2,077     43,324
   *Southwest Bancorp, Inc............................................   1,600     14,720
   *St. Joe Co. (The).................................................   7,516    127,246
    StanCorp Financial Group, Inc.....................................   4,400    130,944
    State Auto Financial Corp.........................................   1,800     23,346
    State Street Corp.................................................  50,606  2,043,470
    StellarOne Corp...................................................   2,851     38,175
    Sterling Bancorp..................................................   2,599     24,924
    Stewart Information Services Corp.................................     500      8,535
   *Stifel Financial Corp.............................................   5,161    155,346
   *Suffolk Bancorp...................................................     900     11,700
   *Sun Bancorp, Inc..................................................   2,137      6,283
    SunTrust Banks, Inc...............................................  55,857  1,321,018
    Susquehanna Bancshares, Inc.......................................  16,178    172,455
  #*SVB Financial Group...............................................   4,209    243,322
   *SWS Group, Inc....................................................   1,770     10,142
    Symetra Financial Corp............................................   7,540     87,690
    Synovus Financial Corp............................................  71,876    136,564
   #T. Rowe Price Group, Inc..........................................  26,540  1,612,305
  #*Taylor Capital Group, Inc.........................................     851     14,850
    TCF Financial Corp................................................  14,786    152,739
    TD Ameritrade Holding Corp........................................  23,898    380,456
   *Tejon Ranch Co....................................................   1,649     42,858
    Territorial Bancorp, Inc..........................................     840     19,740
  #*Texas Capital Bancshares, Inc.....................................   3,603    155,253
   *TFS Financial Corp................................................  11,114    104,583
    Thomas Properties Group, Inc......................................   5,157     25,991
   *TIB Financial Corp................................................      45        492
    Tompkins Financial Corp...........................................     934     36,669
    Torchmark Corp....................................................   9,900    492,525
    Tower Group, Inc..................................................   4,921     91,727
    TowneBank.........................................................   2,502     35,779
    Travelers Cos., Inc. (The)........................................  40,502  2,537,450
   *Tree.com, Inc.....................................................     721      9,315
    TriCo Bancshares..................................................   1,628     24,827
    TrustCo Bank Corp.................................................   7,300     40,223
    Trustmark Corp....................................................   6,949    168,027
    U.S. Bancorp...................................................... 197,250  6,607,875
   #UMB Financial Corp................................................   3,100    148,986
    Umpqua Holdings Corp..............................................   9,973    124,463
    Union First Market Bankshares Corp................................   2,179     33,273
   #United Bankshares, Inc............................................   3,563     83,018
   *United Community Banks, Inc.......................................   2,040     13,892
   *United Community Financial Corp...................................     563      1,498
    United Financial Bancorp, Inc.....................................   1,725     24,581
    United Fire Group, Inc............................................   2,765     54,194
   *United Security Bancshares........................................   1,560      3,792
    Universal Insurance Holdings, Inc.................................   2,136      6,835
    Univest Corp. of Pennsylvania.....................................   1,893     30,118
    Unum Group........................................................  31,700    598,813
    Validus Holdings, Ltd.............................................   6,469    210,437

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
   #Valley National Bancorp...........................................  19,685 $    183,070
    ViewPoint Financial Group, Inc....................................   2,897       51,002
   *Virginia Commerce Bancorp, Inc....................................   2,610       21,063
   *Virtus Investment Partners, Inc...................................     650       54,418
    Waddell & Reed Financial, Inc.....................................   8,708      253,316
    Washington Banking Co.............................................   1,539       21,515
    Washington Federal, Inc...........................................   9,784      155,859
    Washington Trust Bancorp, Inc.....................................   1,700       42,194
   *Waterstone Financial, Inc.........................................   1,611        5,365
    Webster Financial Corp............................................   7,208      147,908
    Wells Fargo & Co.................................................. 526,637   17,805,597
    WesBanco, Inc.....................................................   2,465       51,050
    West Bancorporation, Inc..........................................   2,033       20,615
   *West Coast Bancorp................................................   1,740       34,609
   #Westamerica Bancorporation........................................   3,200      147,200
   *Western Alliance Bancorp..........................................   5,487       50,590
    Westfield Financial, Inc..........................................   4,099       30,579
    Westwood Holdings Group, Inc......................................     700       26,075
    Willis Group Holdings P.L.C.......................................  17,013      629,141
   *Wilshire Bancorp, Inc.............................................   4,078       25,855
    Wintrust Financial Corp...........................................   3,150      115,636
   *World Acceptance Corp.............................................   1,500      106,905
    WR Berkley Corp...................................................  12,332      451,721
    XL Group P.L.C....................................................  31,138      643,000
   *Yadkin Valley Financial Corp......................................     471        1,314
    Zions Bancorporation..............................................  17,764      323,305
   *ZipRealty, Inc....................................................   2,357        3,088
                                                                               ------------
Total Financials......................................................          185,982,560
                                                                               ------------
Health Care -- (10.9%)
   *Abaxis, Inc.......................................................   1,236       44,113
    Abbott Laboratories............................................... 163,300   10,828,423
  #*ABIOMED, Inc......................................................   4,166       93,943
   *Accuray, Inc......................................................   6,563       41,413
   *Acorda Therapeutics, Inc..........................................   3,800       91,466
    Aetna, Inc........................................................  36,510    1,316,551
   *Affymax, Inc......................................................   2,611       42,377
   *Affymetrix, Inc...................................................   6,729       28,195
    Agilent Technologies, Inc.........................................  36,200    1,386,098
  #*Air Methods Corp..................................................   1,200      130,836
   *Albany Molecular Research, Inc....................................   3,400        9,622
  #*Alere, Inc........................................................   8,565      161,622
  #*Alexion Pharmaceuticals, Inc......................................  19,881    2,084,523
  #*Align Technology, Inc.............................................   6,410      217,684
   *Alkermes P.L.C....................................................  11,555      214,807
    Allergan, Inc.....................................................  32,137    2,637,484
   *Alliance HealthCare Services, Inc.................................   5,000        4,050
   *Allscripts Healthcare Solutions, Inc..............................  19,460      179,032
   *Almost Family, Inc................................................     812       17,872
   *Alnylam Pharmaceuticals, Inc......................................   3,514       65,677
   *Alphatec Holdings, Inc............................................   7,600       13,376
   *AMAG Pharmaceuticals, Inc.........................................   2,000       30,960
   *Amedisys, Inc.....................................................   3,037       37,021
   *AMERIGROUP Corp...................................................   5,000      449,400
    AmerisourceBergen Corp............................................  26,780    1,063,166
    Amgen, Inc........................................................  79,471    6,564,305
   *AMN Healthcare Services, Inc......................................   6,328       36,956
   *Amsurg Corp.......................................................   3,550      104,867
   *Amylin Pharmaceuticals, Inc.......................................  13,303      409,599
    Analogic Corp.....................................................   1,300       83,226
   *AngioDynamics, Inc................................................   3,150       34,682

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Anika Therapeutics, Inc...........................................   1,888 $   22,939
  #*Arena Pharmaceuticals, Inc........................................   1,800     15,048
   *Ariad Pharmaceuticals, Inc........................................  16,762    320,657
   *ArthroCare Corp...................................................   2,548     75,370
    Assisted Living Concepts, Inc. Class A............................   1,830     25,638
   *Astex Pharmaceuticals, Inc........................................   1,200      2,976
  #*athenahealth, Inc.................................................   3,598    329,217
   *AtriCure, Inc.....................................................     900      7,533
  #*AVEO Pharmaceuticals, Inc.........................................   1,934     25,335
    Bard (C.R.), Inc..................................................   8,600    836,436
    Baxter International, Inc.........................................  56,565  3,309,618
   #Becton Dickinson & Co.............................................  21,000  1,589,910
   *BioClinica, Inc...................................................   2,062     10,722
   *Biogen Idec, Inc..................................................  23,500  3,427,005
  #*BioMarin Pharmaceutical, Inc......................................  12,220    480,124
  #*BioMimetic Therapeutics, Inc......................................     495      1,683
   *Bio-Rad Laboratories, Inc. Class A................................   1,713    164,808
  #*Bio-Reference Labs, Inc...........................................   2,473     61,207
   *BioScrip, Inc.....................................................   2,900     18,444
   *Boston Scientific Corp............................................ 159,048    822,278
    Bristol-Myers Squibb Co........................................... 174,055  6,196,358
  #*Brookdale Senior Living, Inc......................................  10,600    174,476
   *Bruker Corp.......................................................   9,800    115,836
   *Cambrex Corp......................................................   3,827     35,323
    Cantel Medical Corp...............................................   2,166     56,576
   *Capital Senior Living Corp........................................   3,849     43,263
    Cardinal Health, Inc..............................................  36,093  1,555,247
   *CareFusion Corp...................................................  23,317    569,168
   *CAS Medical Systems, Inc..........................................     417        696
   *Catamaran Corp....................................................   2,959    250,106
   *Celgene Corp......................................................  44,031  3,014,362
  #*Celldex Therapeutics, Inc.........................................   4,986     25,778
  #*Centene Corp......................................................   4,800    182,592
  #*Cepheid, Inc......................................................   6,896    220,948
  #*Cerner Corp.......................................................  15,100  1,116,192
   *Charles River Laboratories International, Inc.....................   4,800    163,344
   #Chemed Corp.......................................................   2,300    144,371
    Cigna Corp........................................................  29,809  1,200,707
  #*Codexis, Inc......................................................   1,220      3,758
   *Community Health Systems, Inc.....................................   8,800    216,568
    Computer Programs & Systems, Inc..................................   1,336     66,132
  #*Conceptus, Inc....................................................   3,600     66,888
    CONMED Corp.......................................................   2,735     75,048
    Cooper Cos., Inc. (The)...........................................   4,865    366,140
   *Corvel Corp.......................................................     900     41,526
  #*Covance, Inc......................................................   5,500    258,170
    Coventry Health Care, Inc.........................................  15,100    503,283
    Covidien P.L.C....................................................  50,000  2,794,000
   *Cross Country Healthcare, Inc.....................................   1,700      7,752
   *CryoLife, Inc.....................................................   3,061     17,019
  #*Cubist Pharmaceuticals, Inc.......................................   7,273    313,175
   *Cumberland Pharmaceuticals, Inc...................................   2,792     17,031
   *Cutera, Inc.......................................................   1,850     12,654
   *Cyberonics, Inc...................................................   2,600    112,580
   *Cynosure, Inc. Class A............................................   1,600     40,064
   *DaVita, Inc.......................................................   9,670    951,721
   #DENTSPLY International, Inc.......................................  14,700    534,198
   *Depomed, Inc......................................................   5,000     27,600
   *DUSA Pharmaceuticals, Inc.........................................   2,380     13,019
   *Dynacq Healthcare, Inc............................................     300        184
   *DynaVox, Inc. Class A.............................................   1,593      1,720

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Edwards Lifesciences Corp.........................................  11,706 $ 1,184,647
    Eli Lilly & Co.................................................... 108,875   4,793,766
   *Emergent Biosolutions, Inc........................................   2,866      41,872
   *Emeritus Corp.....................................................   2,705      45,850
   *Endo Health Solutions, Inc........................................  12,031     357,682
   *Endocyte, Inc.....................................................     858       6,598
   *Endologix, Inc....................................................      99       1,163
    Ensign Group, Inc. (The)..........................................   1,431      40,140
   *Enzo Biochem, Inc.................................................   3,718       5,577
   *Enzon Pharmaceuticals, Inc........................................   4,617      30,611
  #*Epocrates, Inc....................................................     875       6,598
   *Exactech, Inc.....................................................   1,400      23,170
   *ExamWorks Group, Inc..............................................     390       5,090
   *Express Scripts Holding Co........................................  80,032   4,637,054
   *Five Star Quality Care, Inc.......................................   2,100       7,497
   *Forest Laboratories, Inc..........................................  26,607     892,665
   *Furiex Pharmaceuticals, Inc.......................................     833      16,010
   *Genomic Health, Inc...............................................   1,850      62,104
   *Gen-Probe, Inc....................................................   4,794     396,416
   *Gentiva Health Services, Inc......................................   3,177      21,159
   *Gilead Sciences, Inc..............................................  79,022   4,293,265
   *Greatbatch, Inc...................................................   1,950      44,518
   *GTx, Inc..........................................................   1,250       4,400
  #*Haemonetics Corp..................................................   2,600     186,966
   *Hanger, Inc.......................................................   3,139      80,892
   *Harvard Bioscience, Inc...........................................   4,139      15,314
   *HCA Holdings, Inc.................................................  18,363     486,252
  #*Health Management Associates, Inc. Class A........................  23,724     156,104
   *Health Net, Inc...................................................   8,898     195,934
   *HealthSouth Corp..................................................   9,722     217,773
   *HealthStream, Inc.................................................   2,809      78,483
   *Healthways, Inc...................................................   3,100      34,751
  #*Henry Schein, Inc.................................................   9,246     691,693
    Hill-Rom Holdings, Inc............................................   6,300     164,745
   *Hi-Tech Pharmacal Co., Inc........................................   1,129      38,792
  #*HMS Holdings Corp.................................................   8,597     295,823
   *Hologic, Inc......................................................  25,846     478,668
  #*Hospira, Inc......................................................  17,344     602,704
    Humana, Inc.......................................................  17,105   1,053,668
   *ICU Medical, Inc..................................................   1,350      71,996
   *Idera Pharmaceuticals, Inc........................................   3,093       3,155
  #*IDEXX Laboratories, Inc...........................................   5,800     511,386
   *Illumina, Inc.....................................................  10,583     438,877
   *Immunomedics, Inc.................................................   7,400      25,604
   *Impax Laboratories, Inc...........................................   5,540     123,099
  #*Incyte Corp.......................................................  11,886     297,031
  #*Infinity Pharmaceuticals, Inc.....................................   2,446      42,707
  #*Integra LifeSciences Holdings Corp................................   2,600      99,996
   *IntegraMed America, Inc...........................................   1,294      18,025
  #*Intuitive Surgical, Inc...........................................   4,038   1,944,297
    Invacare Corp.....................................................   3,000      42,270
   *IPC The Hospitalist Co............................................   1,600      68,800
   *IRIS International, Inc...........................................   2,045      21,248
   *Jazz Pharmaceuticals P.L.C........................................   3,420     164,399
   *Johnson & Johnson................................................. 276,254  19,122,302
   *Kindred Healthcare, Inc...........................................   5,377      50,920
  #*Laboratory Corp. of America Holdings..............................  10,100     849,309
    Landauer, Inc.....................................................   1,100      62,656
   *Lannet Co., Inc...................................................   1,787       8,453
   *LCA-Vision, Inc...................................................   2,557       9,026
    LeMaitre Vascular, Inc............................................   2,283      14,383

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *LHC Group, Inc....................................................   1,463 $    26,173
   *Life Technologies Corp............................................  18,673     819,371
   *LifePoint Hospitals, Inc..........................................   4,944     188,465
   *Lincare Holdings, Inc.............................................   9,708     401,911
   *Luminex Corp......................................................   3,762      64,443
   *Magellan Health Services, Inc.....................................   2,900     139,780
  #*Masimo Corp.......................................................   4,768     106,803
   *Maxygen, Inc......................................................   3,953      23,837
    McKesson Corp.....................................................  24,400   2,213,812
   *MedAssets, Inc....................................................   4,100      54,079
   *MedCath Corp......................................................   1,565      12,082
   *Medical Action Industries, Inc....................................   1,834       6,382
   *Medicines Co. (The)...............................................   5,090     127,454
  #*MediciNova, Inc...................................................     500         825
    Medicis Pharmaceutical Corp. Class A..............................   6,717     221,124
   *Medidata Solutions, Inc...........................................   2,074      73,440
   *Medivation, Inc...................................................   3,528     351,742
  #*MEDNAX, Inc.......................................................   5,064     334,882
   *Medtox Scientific, Inc............................................     977      26,379
    Medtronic, Inc.................................................... 106,212   4,186,877
    Merck & Co., Inc.................................................. 314,762  13,903,038
   *Merge Healthcare, Inc.............................................   5,374      15,907
   *Merit Medical Systems, Inc........................................   4,472      60,417
   *Metropolitan Health Networks, Inc.................................   3,473      29,277
  #*Mettler Toledo International, Inc.................................   3,200     495,360
   *MModal, Inc.......................................................   4,543      65,056
   *Molina Healthcare, Inc............................................   3,211      78,381
   *Momenta Pharmaceuticals, Inc......................................   4,800      68,256
   *MWI Veterinary Supply, Inc........................................   1,239     112,861
   *Mylan, Inc........................................................  43,550   1,002,956
   *Myrexis, Inc......................................................   3,247       8,280
  #*Myriad Genetics, Inc..............................................   8,600     213,710
   *Nabi Biopharmaceuticals...........................................   2,933       4,751
    National Healthcare Corp..........................................   1,100      48,037
    National Research Corp............................................     200      10,064
   *Natus Medical, Inc................................................   2,515      31,085
  #*Neogen Corp.......................................................   2,025      77,902
   *Neurocrine Biosciences, Inc.......................................   4,921      37,400
   *NuVasive, Inc.....................................................   3,900      81,471
   *Obagi Medical Products, Inc.......................................   1,800      27,612
    Omnicare, Inc.....................................................  12,061     378,836
   *Omnicell, Inc.....................................................   3,300      43,065
  #*Onyx Pharmaceuticals, Inc.........................................   6,600     494,802
   *OraSure Technologies, Inc.........................................   6,438      68,307
   *Orexigen Therapeutics, Inc........................................   1,807       8,909
   *Orthofix International N.V........................................   1,096      44,947
   #Owens & Minor, Inc................................................   6,600     186,186
   *Palomar Medical Technologies, Inc.................................   1,396      11,182
  #*Par Pharmaceutical Cos., Inc......................................   4,382     218,925
   *PAREXEL International Corp........................................   5,925     163,056
    Patterson Cos., Inc...............................................   9,800     334,180
   *PDI, Inc..........................................................   1,874      13,455
    PDL BioPharma, Inc................................................  14,616      99,243
    PerkinElmer, Inc..................................................  12,400     316,820
   #Perrigo Co........................................................   9,100   1,037,582
    Pfizer, Inc....................................................... 775,322  18,638,741
   *PharMerica Corp...................................................   2,600      26,754
  #*PhotoMedex, Inc...................................................   1,800      25,002
   *Pozen, Inc........................................................   3,692      23,297
   *Progenics Pharmaceuticals, Inc....................................   2,600      13,546
   *ProPhase Labs, Inc................................................     350         430

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Providence Service Corp. (The)....................................   1,602 $   20,666
   *pSivida Corp......................................................   1,029      2,840
   *PSS World Medical, Inc............................................   5,600    116,984
    Quality Systems, Inc..............................................   4,000     64,640
    Quest Diagnostics, Inc............................................  16,110    941,307
  #*Questcor Pharmaceuticals, Inc.....................................   6,310    232,650
  #*Quidel Corp.......................................................   2,861     44,832
   *RadNet, Inc.......................................................   1,992      4,661
  #*Regeneron Pharmaceuticals, Inc....................................   7,700  1,036,805
   *Repligen Corp.....................................................   3,600     14,472
  #*ResMed, Inc.......................................................  14,326    452,129
   *Rigel Pharmaceuticals, Inc........................................   7,398     80,934
   *Rochester Medical Corp............................................   1,012     10,100
  #*Rockwell Medical, Inc.............................................     493      4,447
   *RTI Biologics, Inc................................................   5,843     20,801
  #*Salix Pharmaceuticals, Ltd........................................   6,000    268,920
  #*Sangamo Biosciences, Inc..........................................     316      1,662
   *Santarus, Inc.....................................................   5,399     39,251
   *SciClone Pharmaceuticals, Inc.....................................   7,110     40,882
  #*Seattle Genetics, Inc.............................................  10,155    265,655
   *Select Medical Holdings Corp......................................   6,247     66,531
   *SIGA Technologies, Inc............................................   2,618      7,618
   *Sirona Dental Systems, Inc........................................   5,975    258,299
   *Skilled Healthcare Group, Inc. Class A............................   2,400     13,032
   *Solta Medical, Inc................................................   1,565      5,118
   *Spectranetics Corp................................................   4,200     49,560
  #*Spectrum Pharmaceuticals, Inc.....................................   5,360     74,986
    St. Jude Medical, Inc.............................................  32,455  1,212,519
   #STERIS Corp.......................................................   6,322    190,482
   *Strategic Diagnostics, Inc........................................   2,577      3,427
   #Stryker Corp......................................................  30,060  1,564,022
   *Sucampo Pharmaceuticals, Inc. Class A.............................     600      2,424
   *Sun Healthcare Group, Inc.........................................   1,366     11,420
  #*Sunrise Senior Living, Inc........................................   5,200     34,736
   *SurModics, Inc....................................................   1,100     17,534
   *Symmetry Medical, Inc.............................................   3,300     25,575
   *Targacept, Inc....................................................     682      2,946
   *Team Health Holdings, Inc.........................................   3,019     80,607
    Techne Corp.......................................................   3,633    250,968
   #Teleflex, Inc.....................................................   4,020    256,235
   *Tenet Healthcare Corp.............................................  43,200    199,584
  #*Theravance, Inc...................................................   1,202     35,014
    Thermo Fisher Scientific, Inc.....................................  38,196  2,126,371
   *Thoratec Corp.....................................................   6,048    207,507
   *TranS1, Inc.......................................................   2,100      5,250
  #*Transcept Pharmaceuticals, Inc....................................     228      1,389
   *Triple-S Management Corp. Class B.................................   2,513     45,787
    U.S. Physical Therapy, Inc........................................     902     23,154
  #*United Therapeutics Corp..........................................   5,000    273,900
    UnitedHealth Group, Inc........................................... 106,855  5,459,222
   *Universal American Corp...........................................   1,100      9,856
    Universal Health Services, Inc. Class B...........................   9,000    351,720
    Utah Medical Products, Inc........................................     276      9,345
  #*Varian Medical Systems, Inc.......................................  11,557    630,781
   *Vascular Solutions, Inc...........................................   1,700     22,678
   *VCA Antech, Inc...................................................   8,100    147,420
  #*Vertex Pharmaceuticals, Inc.......................................  21,943  1,064,455
   *ViroPharma, Inc...................................................   7,500    162,825
  #*Vivus, Inc........................................................  10,100    212,403
   *Warner Chilcott P.L.C.............................................  14,400    244,800
   *Waters Corp.......................................................   9,300    720,564

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CONTINUED


                                                                       SHARES       VALUE+
                                                                       ------       ------
Health Care -- (Continued)
   *Watson Pharmaceuticals, Inc....................................... 13,276 $  1,033,271
   *WellCare Health Plans, Inc........................................  4,400      285,208
    WellPoint, Inc.................................................... 34,544    1,840,850
    West Pharmaceutical Services, Inc.................................  3,695      183,937
  #*Wright Medical Group, Inc.........................................  3,195       59,555
   *XenoPort, Inc.....................................................  2,757       21,725
    Young Innovations, Inc............................................    900       32,481
   *Zalicus, Inc......................................................    987        1,046
    Zimmer Holdings, Inc.............................................. 18,480    1,089,026
                                                                              ------------
Total Health Care.....................................................         179,354,968
                                                                              ------------
Industrials -- (10.1%)
    3M Co............................................................. 68,728    6,270,055
    A.O. Smith Corp...................................................  3,916      193,529
   *A.T. Cross Co. Class A............................................    845        8,137
    AAON, Inc.........................................................  3,075       56,180
    AAR Corp..........................................................  4,400       62,524
    ABM Industries, Inc...............................................  4,678       87,011
   *Acacia Research Corp..............................................  5,110      144,664
  #*ACCO Brands Corp.................................................. 11,094       93,966
   *Accuride Corp.....................................................    271        1,406
    Aceto Corp........................................................  1,500       13,170
    Acorn Energy, Inc.................................................  1,316       11,423
    Actuant Corp. Class A.............................................  6,500      184,990
   #Acuity Brands, Inc................................................  4,282      248,099
   *Adept Technology, Inc.............................................  1,502        5,918
   *Advisory Board Co. (The)..........................................  3,600      161,964
   *AECOM Technology Corp............................................. 10,785      174,825
   *Aegion Corp.......................................................  4,000       69,600
   *Aerovironment, Inc................................................  2,000       46,720
   *AGCO Corp.........................................................  9,724      426,300
   *Air Transport Services Group, Inc.................................  3,656       17,658
    Aircastle, Ltd....................................................  5,800       68,614
    Alamo Group, Inc..................................................    789       22,589
   *Alaska Air Group, Inc.............................................  7,432      259,005
    Albany International Corp. Class A................................  2,000       35,800
  #*Allegiant Travel Co...............................................  1,447      102,824
    Alliant Techsystems, Inc..........................................  3,650      169,068
    Altra Holdings, Inc...............................................  2,389       39,466
    Amerco, Inc.......................................................    854       79,764
   *Ameresco, Inc. Class A............................................  1,700       20,672
   *American Railcar Industries, Inc..................................  1,606       48,871
   *American Reprographics Co.........................................  3,000       13,110
    American Science & Engineering, Inc...............................  1,100       62,744
   *American Woodmark Corp............................................  1,214       20,237
    AMETEK, Inc....................................................... 24,900      771,900
    Ampco-Pittsburgh Corp.............................................    700       10,997
    Apogee Enterprises, Inc...........................................  3,000       48,570
    Applied Industrial Technologies, Inc..............................  3,563      132,401
    Argan, Inc........................................................  1,600       25,296
    Arkansas Best Corp................................................  3,000       41,070
  #Armstrong World Industries, Inc....................................  2,200       85,030
  #*Asset Acceptance Capital Corp.....................................  2,117       12,342
    Asta Funding, Inc.................................................    400        3,728
   *Astec Industries, Inc.............................................  2,360       68,912
   *Astronics Corp....................................................  1,007       30,291
   *Astronics Corp. Class B...........................................     70        2,065
   *Atlas Air Worldwide Holdings, Inc.................................  1,209       54,840
    Avery Dennison Corp............................................... 10,101      311,010
   *Avis Budget Group, Inc............................................  8,800      126,456
    AZZ, Inc..........................................................  2,800       85,988

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Babcock & Wilcox Co. (The)........................................  11,010 $  276,351
    Barnes Group, Inc.................................................   5,300    126,458
    Barrett Business Services, Inc....................................     625     16,325
   *BE Aerospace, Inc.................................................  10,100    396,223
   *Beacon Roofing Supply, Inc........................................   4,390    116,379
   #Belden, Inc.......................................................   4,700    151,011
   *Blount International, Inc.........................................   4,550     64,701
   *BlueLinx Holdings, Inc............................................     643      1,382
    Boeing Co. (The)..................................................  74,509  5,506,960
    Brady Corp. Class A...............................................   4,590    121,773
    Briggs & Stratton Corp............................................   4,900     85,456
    Brink's Co. (The).................................................   4,700    109,040
   *Builders FirstSource, Inc.........................................   3,029     10,904
    C.H. Robinson Worldwide, Inc......................................  16,600    877,310
   *CAI International, Inc............................................   1,400     28,952
    Carlisle Cos., Inc................................................   6,198    312,937
    Cascade Corp......................................................   1,095     51,585
   *Casella Waste Systems, Inc. Class A...............................   3,338     16,857
   #Caterpillar, Inc..................................................  64,009  5,390,198
   *CBIZ, Inc.........................................................   5,600     29,624
    CDI Corp..........................................................   1,100     17,776
    CECO Environmental Corp...........................................     670      5,360
    Celadon Group, Inc................................................   1,700     25,381
    Ceradyne, Inc.....................................................   2,710     59,620
  #*Chart Industries, Inc.............................................   3,000    194,580
   #Cintas Corp.......................................................  12,095    479,325
    CIRCOR International, Inc.........................................   1,580     48,648
    CLAROC, Inc.......................................................   5,000    241,750
  #*Clean Harbors, Inc................................................   5,000    302,700
   *CNH Global NV.....................................................   3,381    128,884
    Coleman Cable, Inc................................................   1,100      9,537
  #*Colfax Corp.......................................................   5,600    162,064
   *Columbus McKinnon Corp............................................   2,000     29,420
    Comfort Systems USA, Inc..........................................   4,929     48,255
   *Command Security Corp.............................................   1,531      1,669
   *Commercial Vehicle Group, Inc.....................................   2,700     20,817
   *Consolidated Graphics, Inc........................................     900     21,339
    Con-way, Inc......................................................   5,623    200,291
    Cooper Industries P.L.C...........................................  16,239  1,167,259
  #*Copart, Inc.......................................................  11,758    279,370
    Corporate Executive Board Co. (The)...............................   3,488    160,901
    Corrections Corp. of America......................................  10,100    313,908
    Courier Corp......................................................   1,460     16,235
    Covanta Holding Corp..............................................  12,535    215,351
   *Covenant Transportation Group, Inc. Class A.......................     100        497
   *CPI Aerostructures, Inc...........................................     541      6,140
   *CRA International, Inc............................................   1,100     17,039
    Crane Co..........................................................   4,600    179,400
    CSX Corp.......................................................... 108,100  2,479,814
   #Cubic Corp........................................................   1,635     79,085
    Cummins, Inc......................................................  19,100  1,831,690
    Curtiss-Wright Corp...............................................   4,800    143,856
    Danaher Corp......................................................  60,995  3,221,146
    Deere & Co........................................................  39,000  2,995,980
   *Delta Air Lines, Inc..............................................  87,462    844,008
   #Deluxe Corp.......................................................   5,100    144,432
   *DigitalGlobe, Inc.................................................   2,600     50,622
   *Dolan Co. (The)...................................................   2,800     13,664
  #*Dollar Thrifty Automotive Group, Inc..............................   2,884    214,570
    Donaldson Co., Inc................................................  14,500    494,885
    Douglas Dynamics, Inc.............................................     992     13,263

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CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
    Dover Corp........................................................    19,380 $ 1,055,629
   *Ducommun, Inc.....................................................     1,100      10,846
   #Dun & Bradstreet Corp. (The)......................................     5,011     401,832
   *DXP Enterprises, Inc..............................................     1,100      48,620
   *Dycom Industries, Inc.............................................     3,734      65,046
    Dynamic Materials Corp............................................     1,062      17,746
  #*Eagle Bulk Shipping, Inc..........................................     1,175       3,408
    Eastern Co. (The).................................................       600      10,710
   #Eaton Corp........................................................    33,440   1,466,010
  #*Echo Global Logistics, Inc........................................     1,277      23,037
    EMCOR Group, Inc..................................................     6,800     179,044
    Emerson Electric Co...............................................    75,059   3,585,568
   *Encore Capital Group, Inc.........................................     2,009      56,252
    Encore Wire Corp..................................................     2,300      63,020
  #*Energy Recovery, Inc..............................................     2,000       4,500
   *EnergySolutions, Inc..............................................    10,900      18,094
   *EnerNOC, Inc......................................................     1,180       7,481
   *EnerSys...........................................................     5,000     170,750
   *Engility Holdings, Inc............................................     1,833      26,767
    Ennis, Inc........................................................     3,000      43,020
   *EnPro Industries, Inc.............................................     3,021     104,134
    Equifax, Inc......................................................    12,779     598,568
    ESCO Technologies, Inc............................................     2,486      89,521
   *Esterline Technologies Corp.......................................     3,100     182,032
    Exelis, Inc.......................................................    18,700     175,780
   #Expeditors International of Washington, Inc.......................    22,036     783,821
   *Exponent, Inc.....................................................     1,400      72,366
   #Fastenal Co.......................................................    29,665   1,279,155
   *Federal Signal Corp...............................................     5,347      30,317
    FedEx Corp........................................................    31,165   2,814,200
   *Flow International Corp...........................................     3,739      11,965
    Flowserve Corp....................................................     5,500     659,890
    Fluor Corp........................................................    17,230     854,263
   *Fortune Brands Home & Security, Inc...............................    13,680     302,602
    Forward Air Corp..................................................     3,046     101,919
   *Franklin Covey Co.................................................     1,500      15,615
    Franklin Electric Co., Inc........................................     2,700     152,307
    FreightCar America, Inc...........................................     1,200      24,408
  #*FTI Consulting, Inc...............................................     4,826     123,208
   *Fuel Tech, Inc....................................................     1,700       8,900
   *Furmanite Corp....................................................     4,000      17,920
    G & K Services, Inc. Class A......................................     1,900      59,869
    Gardner Denver, Inc...............................................     5,200     296,296
    GATX Corp.........................................................     4,100     172,487
   *Genco Shipping & Trading, Ltd.....................................     2,800       6,048
   *Gencor Industries, Inc............................................       400       3,052
   *GenCorp, Inc......................................................     4,917      41,549
   *Generac Holdings, Inc.............................................     2,865      65,379
   *General Cable Corp................................................     5,129     134,021
    General Dynamics Corp.............................................    31,786   2,016,504
    General Electric Co............................................... 1,097,181  22,766,506
  #*Genesee & Wyoming, Inc. Class A...................................     4,120     255,687
   *Geo Group, Inc. (The).............................................     7,410     171,319
   *GeoEye, Inc.......................................................     1,926      48,978
   *Gibraltar Industries, Inc.........................................     3,140      29,893
    Global Power Equipment Group, Inc.................................     1,290      26,510
    Gorman-Rupp Co. (The).............................................     1,953      54,215
   *GP Strategies Corp................................................     1,842      31,517
    Graco, Inc........................................................     6,125     281,015
  #*GrafTech International, Ltd.......................................    10,200     106,590
    Graham Corp.......................................................     1,800      30,690

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    Granite Construction, Inc.........................................  3,300 $   85,470
    Great Lakes Dredge & Dock Corp....................................  6,976     49,739
   *Greenbrier Cos., Inc..............................................  2,000     32,600
    Griffon Corp......................................................  5,806     51,035
   *H&E Equipment Services, Inc.......................................  3,900     55,068
    Hardinge, Inc.....................................................    700      6,384
   *Harsco Corp.......................................................  7,588    161,245
   *Hawaiian Holdings, Inc............................................  3,900     24,843
    Healthcare Services Group, Inc....................................  6,756    146,470
    Heartland Express, Inc............................................  5,426     75,421
   #HEICO Corp........................................................  1,366     48,753
    HEICO Corp. Class A...............................................  3,095     91,241
    Heidrick & Struggles International, Inc...........................  1,861     24,900
    Herman Miller, Inc................................................  5,553    101,620
   *Hertz Global Holdings, Inc........................................ 28,400    319,784
  #*Hexcel Corp....................................................... 10,370    241,517
   *Hill International, Inc...........................................  4,200     16,338
    HNI Corp..........................................................  4,273    113,534
    Honeywell International, Inc...................................... 77,529  4,500,558
    Houston Wire & Cable Co...........................................  2,370     27,136
   *Hub Group, Inc. Class A...........................................  3,614    107,516
    Hubbell, Inc. Class B.............................................  5,450    448,426
   *Hudson Global, Inc................................................  3,600     16,380
  #*Huntington Ingalls Industries, Inc................................  5,071    197,718
   *Hurco Cos., Inc...................................................    883     18,013
   *Huron Consulting Group, Inc.......................................  2,184     73,557
   *ICF International, Inc............................................  1,750     42,998
    IDEX Corp.........................................................  8,625    329,044
  #*IHS, Inc..........................................................  4,654    513,197
  #*II-VI, Inc........................................................  5,096     88,874
    Illinois Tool Works, Inc.......................................... 44,758  2,432,150
    Ingersoll-Rand P.L.C.............................................. 31,000  1,314,710
   *InnerWorkings, Inc................................................  5,800     69,542
   *Innovative Solutions & Support, Inc...............................  1,906      6,480
    Insperity, Inc....................................................  2,300     60,352
    Insteel Industries, Inc...........................................  2,000     19,920
   *Integrated Electrical Services, Inc...............................    707      2,029
   *Interface, Inc....................................................  8,869    117,603
   *Interline Brands, Inc.............................................  3,492     88,627
    International Shipholding Corp....................................    637     11,772
    Intersections, Inc................................................  1,231     17,529
    Iron Mountain, Inc................................................ 12,267    395,120
   #ITT Corp..........................................................  8,994    168,548
    J.B. Hunt Transport Services, Inc.................................  9,657    531,328
   *Jacobs Engineering Group, Inc..................................... 13,228    510,204
  #*JetBlue Airways Corp.............................................. 26,500    146,015
    John Bean Technologies Corp.......................................  2,998     43,921
   #Joy Global, Inc................................................... 10,725    557,056
   *Kadant, Inc.......................................................    900     18,639
    Kaman Corp........................................................  2,316     75,455
   #Kansas City Southern.............................................. 11,400    829,920
  #*KAR Auction Services, Inc.........................................  4,112     65,833
    Kaydon Corp.......................................................  3,390     71,529
    KBR, Inc.......................................................... 13,890    364,474
    Kelly Services, Inc. Class A......................................  2,711     32,152
    Kennametal, Inc...................................................  8,000    295,200
   *Key Technology, Inc...............................................    744      6,703
   *Kforce, Inc.......................................................  3,187     36,874
    Kimball International, Inc. Class B...............................  2,500     23,375
  #*Kirby Corp........................................................  5,300    279,681
    Knight Transportation, Inc........................................  6,406     98,204

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    Knoll, Inc........................................................  4,500 $   61,605
   *Korn/Ferry International..........................................  5,476     72,064
   *Kratos Defense & Security Solutions, Inc..........................  3,728     21,063
    L.B. Foster Co. Class A...........................................    546     16,156
    L-3 Communications Holdings, Inc.................................. 11,000    779,790
    Landstar System, Inc..............................................  4,810    237,662
    Lawson Products, Inc..............................................    649      6,308
   *Layne Christensen Co..............................................  1,700     35,870
    Lennox International, Inc.........................................  4,200    183,414
    Lincoln Electric Holdings, Inc....................................  8,200    327,016
    Lindsay Corp......................................................  1,149     81,464
   *LMI Aerospace, Inc................................................    698     12,585
    Lockheed Martin Corp.............................................. 28,938  2,583,295
    LSI Industries, Inc...............................................  2,400     15,480
   *Lydall, Inc.......................................................  1,419     18,106
    Manitowoc Co., Inc. (The)......................................... 12,300    147,600
    Manpower, Inc.....................................................  7,713    274,429
    Marten Transport, Ltd.............................................  2,239     40,190
   #Masco Corp........................................................ 36,826    443,017
  #*MasTec, Inc.......................................................  6,300    100,548
   *Matson, Inc.......................................................  4,230    103,889
    McGrath RentCorp..................................................  2,686     71,474
   *Meritor, Inc......................................................  7,697     36,022
   *Metalico, Inc.....................................................  5,606     10,876
    Met-Pro Corp......................................................  1,935     17,512
   *MFRI, Inc.........................................................  1,091      7,424
   *Michael Baker Corp................................................    800     20,176
  #*Middleby Corp.....................................................  1,800    176,256
    Miller Industries, Inc............................................  1,376     22,594
    Mine Safety Appliances Co.........................................  3,695    126,812
   *Mistras Group, Inc................................................  1,903     42,779
   *Mobile Mini, Inc..................................................  4,138     59,256
   *Moog, Inc. Class A................................................  3,953    143,850
    MSC Industrial Direct Co., Inc. Class A...........................  4,783    328,736
    Mueller Industries, Inc...........................................  3,800    161,994
    Mueller Water Products, Inc. Class A.............................. 15,235     53,932
    Multi-Color Corp..................................................  1,486     28,888
   *MYR Group, Inc....................................................  2,509     40,947
    NACCO Industries, Inc. Class A....................................    533     53,380
   #National Presto Industries, Inc...................................    737     49,040
   *National Technical Systems, Inc...................................  1,200      8,112
   *Navigant Consulting, Inc..........................................  4,323     50,276
  #*Navistar International Corp.......................................  6,660    163,836
   *NCI Building Systems, Inc.........................................    674      7,252
   *Nielsen Holdings NV............................................... 11,833    337,241
    NL Industries, Inc................................................  4,704     55,507
   *NN, Inc...........................................................  1,100      9,900
   #Nordson Corp......................................................  5,570    285,518
    Norfolk Southern Corp............................................. 33,685  2,494,374
    Northrop Grumman Corp............................................. 25,019  1,656,258
   *Northwest Pipe Co.................................................  1,100     26,785
   *Ocean Power Technologies, Inc.....................................    300        720
   *Old Dominion Freight Line, Inc....................................  4,375    185,500
   *Omega Flex, Inc...................................................    302      3,017
   *On Assignment, Inc................................................  4,296     66,975
   *Orbital Sciences Corp.............................................  5,700     74,670
   *Orion Energy Systems, Inc.........................................    258        573
   *Orion Marine Group, Inc...........................................  2,500     18,075
   *Oshkosh Corp......................................................  9,200    207,184
   *Owens Corning, Inc................................................ 11,559    310,475
    P.A.M. Transportation Services, Inc...............................    492      4,600

                                      953

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    PACCAR, Inc....................................................... 33,633 $1,345,656
   *Pacer International, Inc..........................................  2,277      9,563
    Pall Corp......................................................... 12,100    646,261
   #Parker Hannifin Corp.............................................. 15,690  1,260,221
   *Park-Ohio Holdings Corp...........................................  1,300     22,321
   *Pendrell Corp..................................................... 12,128     13,462
    Pentair, Inc...................................................... 10,100    442,683
   *PGT, Inc..........................................................  1,429      4,201
   *Pike Electric Corp................................................  2,597     22,256
    Pitney Bowes, Inc................................................. 20,713    276,726
   *PMFG, Inc.........................................................    400      3,200
  #*Polypore International, Inc.......................................  3,500    130,060
  #*Portfolio Recovery Associates, Inc................................  1,900    160,892
   *Powell Industries, Inc............................................    700     23,989
   *PowerSecure International, Inc....................................  2,600     11,882
    Precision Castparts Corp.......................................... 14,785  2,299,955
    Primoris Services Corp............................................  3,333     41,163
   #Quad/Graphics, Inc................................................    493      7,587
   *Quality Distribution, Inc.........................................  2,800     28,280
    Quanex Building Products Corp.....................................  1,631     27,564
   *Quanta Services, Inc.............................................. 20,829    478,859
   *RailAmerica, Inc..................................................  3,144     86,240
    Raven Industries, Inc.............................................  3,608    118,090
    Raytheon Co....................................................... 35,576  1,973,756
   *RBC Bearings, Inc.................................................  2,040     95,554
   *RCM Technologies, Inc.............................................    395      2,149
   #Regal-Beloit Corp.................................................  4,064    261,600
   *Republic Airways Holdings, Inc....................................  3,058     13,914
    Republic Services, Inc............................................ 28,913    836,453
    Resources Connection, Inc.........................................  4,266     48,163
   *Roadrunner Transportation Systems, Inc............................    500      8,735
    Robbins & Myers, Inc..............................................  4,225    193,674
   #Robert Half International, Inc.................................... 13,800    372,738
    Rockwell Automation, Inc.......................................... 14,720    991,539
    Rockwell Collins, Inc............................................. 14,500    733,265
    Rollins, Inc......................................................  5,626    132,661
    Roper Industries, Inc............................................. 10,100  1,004,445
   #RR Donnelley & Sons Co............................................ 17,194    208,391
   *Rush Enterprises, Inc. Class A....................................  2,700     43,605
    Ryder System, Inc.................................................  5,050    199,172
   *Saia, Inc.........................................................  1,550     35,030
    Sauer-Danfoss, Inc................................................  1,300     47,047
    Schawk, Inc.......................................................  2,653     30,191
    SeaCube Container Leasing, Ltd....................................    900     15,804
   *Shaw Group, Inc. (The)............................................  6,900    268,755
    SIFCO Industries, Inc.............................................    100      1,925
    Simpson Manufacturing Co., Inc....................................  3,979     96,451
    SkyWest, Inc......................................................  4,300     30,100
    Snap-on, Inc......................................................  5,896    399,631
    Southwest Airlines Co............................................. 81,139    745,667
   *Sparton Corp......................................................    400      3,916
  #*Spirit Aerosystems Holdings, Inc. Class A......................... 11,500    270,250
    SPX Corp..........................................................  5,000    303,600
   *Standard Parking Corp.............................................  1,543     32,727
    Standard Register Co. (The).......................................  1,800      1,458
    Standex International Corp........................................  1,820     77,860
    Stanley Black & Decker, Inc....................................... 16,063  1,074,454
    Steelcase, Inc. Class A...........................................  8,000     68,560
  #*Stericycle, Inc...................................................  8,444    784,025
   *Sterling Construction Co., Inc....................................  1,440     14,299
    Sun Hydraulics Corp...............................................  1,734     39,154

                                      954

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
  #*Swift Transportation Co...........................................  8,300 $   68,890
   *SYKES Enterprises, Inc............................................  4,500     66,555
   #TAL International Group, Inc......................................  1,900     64,885
   *Taser International, Inc..........................................  5,800     31,378
   *Team, Inc.........................................................  1,692     52,689
   *Tecumseh Products Co. Class A.....................................    900      4,878
   *Teledyne Technologies, Inc........................................  3,700    230,510
    Tennant Co........................................................  1,618     67,422
   *Terex Corp........................................................ 10,702    208,689
   *Tetra Tech, Inc...................................................  5,900    151,689
   #Textainer Group Holdings, Ltd.....................................  2,100     79,002
    Textron, Inc...................................................... 28,800    750,240
  #*Thermon Group Holdings, Inc.......................................  1,100     23,628
    Timken Co.........................................................  8,420    304,804
   #Titan International, Inc..........................................  3,598     74,371
   *Titan Machinery, Inc..............................................  2,100     59,724
   *TMS International Corp. Class A...................................    291      2,846
    Toro Co. (The)....................................................  6,400    240,640
    Towers Watson & Co................................................  6,150    360,574
   *TransDigm Group, Inc..............................................  5,100    629,136
   *TRC Cos., Inc.....................................................  3,000     19,710
   *Trex Co., Inc.....................................................  1,300     33,124
   *Trimas Corp.......................................................  3,315     72,068
    Trinity Industries, Inc...........................................  8,050    225,400
    Triumph Group, Inc................................................  4,322    270,255
   *TrueBlue, Inc.....................................................  4,300     65,446
   *Tutor Perini Corp.................................................  2,953     33,546
   #Twin Disc, Inc....................................................  1,200     23,496
    Tyco International, Ltd........................................... 48,220  2,649,207
   *Ultralife Corp....................................................  2,100      8,211
    UniFirst Corp.....................................................  1,540     96,435
    Union Pacific Corp................................................ 48,816  5,985,330
  #*United Continental Holdings, Inc.................................. 34,240    646,794
    United Parcel Service, Inc. Class B............................... 72,618  5,490,647
  #*United Rentals, Inc...............................................  7,837    226,568
   #United Stationers, Inc............................................  3,372     85,008
    United Technologies Corp.......................................... 89,090  6,631,860
    Universal Forest Products, Inc....................................  1,800     57,474
    Universal Truckload Services, Inc.................................    888     13,222
    URS Corp..........................................................  7,679    269,303
  #*US Airways Group, Inc............................................. 16,600    190,236
    US Ecology, Inc...................................................  2,200     42,900
    US Home Systems, Inc..............................................    848      7,725
   *USA Truck, Inc....................................................  1,235      5,175
  #*USG Corp..........................................................  7,700    125,048
    UTi Worldwide, Inc................................................  9,600    127,200
   #Valmont Industries, Inc...........................................  2,300    284,924
   *Verisk Analytics, Inc. Class A.................................... 14,687    738,022
   *Versar, Inc.......................................................  1,500      4,545
    Viad Corp.........................................................  1,350     23,396
    Vicor Corp........................................................  1,200      8,052
   *Virco Manufacturing Corp..........................................  1,718      2,594
    VSE Corp..........................................................    800     18,368
    W.W. Grainger, Inc................................................  6,300  1,290,429
   *WABCO Holdings, Inc...............................................  6,600    362,472
    Wabtec Corp.......................................................  5,017    397,246
    Waste Connections, Inc............................................ 12,075    371,548
   #Waste Management, Inc............................................. 45,556  1,567,126
   #Watsco, Inc.......................................................  2,800    190,232
    Watts Water Technologies, Inc. Class A............................  2,870     96,547
    Werner Enterprises, Inc...........................................  4,067     93,866

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CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
  #*WESCO International, Inc..........................................   4,400 $    245,124
   *Willis Lease Finance Corp.........................................     400        5,016
    Woodward, Inc.....................................................   5,700      191,349
   *XPO Logistics, Inc................................................     463        5,889
   #Xylem, Inc........................................................  17,860      428,283
                                                                               ------------
Total Industrials.....................................................          165,662,618
                                                                               ------------
Information Technology -- (18.0%)
  #*3D Systems Corp...................................................   5,000      190,000
   *Accelrys, Inc.....................................................   6,101       49,540
    Accenture P.L.C. Class A..........................................  66,230    3,993,669
   *ACI Worldwide, Inc................................................   4,000      176,040
    Activision Blizzard, Inc..........................................  54,534      656,044
   *Actuate Corp......................................................   5,359       34,619
   *Acxiom Corp.......................................................   5,929       99,429
   *ADDvantage Technologies Group, Inc................................     400          800
   *Adobe Systems, Inc................................................  51,768    1,598,596
   #ADTRAN, Inc.......................................................   6,100      131,638
   *Advanced Energy Industries, Inc...................................   4,259       52,471
   *Advanced Micro Devices, Inc.......................................  60,902      247,262
  #*Advent Software, Inc..............................................   3,854       87,717
   *Agilysys, Inc.....................................................   2,000       17,380
   *Akamai Technologies, Inc..........................................  18,218      640,909
  #*Alliance Data Systems Corp........................................   5,400      702,000
   *Alpha & Omega Semiconductor, Ltd..................................     640        4,934
    Altera Corp.......................................................  33,210    1,177,295
   *Amdocs, Ltd.......................................................  16,670      495,933
    American Software, Inc. Class A...................................   2,776       22,375
  #*Amkor Technology, Inc.............................................  10,900       58,097
   #Amphenol Corp. Class A............................................  16,844      991,775
   *Amtech Systems, Inc...............................................     700        2,975
   *ANADIGICS, Inc....................................................   8,617       10,944
    Analog Devices, Inc...............................................  30,959    1,209,878
   *Anaren, Inc.......................................................   1,400       28,098
  #*Ancestry.com, Inc.................................................   3,100      103,757
    Anixter International, Inc........................................   3,000      170,730
   *ANSYS, Inc........................................................   9,592      575,136
  #*AOL, Inc..........................................................  11,162      355,621
   *Apple, Inc........................................................  99,202   60,588,614
   *Applied Materials, Inc............................................ 133,584    1,454,730
   *Applied Micro Circuits Corp.......................................   8,159       46,669
   *Ariba, Inc........................................................  10,100      448,743
   *Arris Group, Inc..................................................  12,650      160,528
   *Arrow Electronics, Inc............................................  11,300      381,375
  #*Aruba Networks, Inc...............................................   7,688      109,016
  #*AsiaInfo-Linkage, Inc.............................................   4,100       41,984
  #*Aspen Technology, Inc.............................................   8,112      189,659
   *Atmel Corp........................................................  45,643      267,468
   *ATMI, Inc.........................................................   3,222       61,154
   *AuthenTec, Inc....................................................   3,845       32,298
   *Autodesk, Inc.....................................................  23,400      793,728
    Automatic Data Processing, Inc....................................  49,836    2,818,226
    Avago Technologies, Ltd...........................................  22,805      843,785
   *Aviat Networks, Inc...............................................   6,079       13,739
   *Avid Technology, Inc..............................................   3,971       36,573
   *Avnet, Inc........................................................  15,500      488,250
    AVX Corp..........................................................   6,815       66,378
    Aware, Inc........................................................   2,752       17,035
   *AXT, Inc..........................................................   2,829        9,873
    Badger Meter, Inc.................................................   1,600       54,224
    Bel Fuse, Inc. Class B............................................   1,175       21,185

                                      956

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Benchmark Electronics, Inc........................................   4,988 $   78,611
    Black Box Corp....................................................   2,047     54,532
    Blackbaud, Inc....................................................   4,496    121,302
   *Blucora, Inc......................................................   2,980     45,445
   *BMC Software, Inc.................................................  16,668    660,053
   *Bottomline Technologies, Inc......................................   2,719     51,634
   *Brightpoint, Inc..................................................   6,483     58,153
   *Broadcom Corp. Class A............................................  51,850  1,756,678
    Broadridge Financial Solutions, Inc...............................  13,095    277,221
   *Brocade Communications Systems, Inc...............................  46,371    230,464
    Brooks Automation, Inc............................................   5,441     50,384
   *BTU International, Inc............................................     600      1,434
   #CA, Inc...........................................................  40,180    967,133
    Cabot Microelectronics Corp.......................................   2,700     79,380
  #*CACI International, Inc. Class A..................................   3,035    171,326
  #*Cadence Design Systems, Inc.......................................  28,400    347,048
   *CalAmp Corp.......................................................   2,813     21,182
   *Calix, Inc........................................................   3,886     17,914
  #*Cardtronics, Inc..................................................   4,200    130,242
   *Cascade Microtech, Inc............................................   1,242      5,564
    Cass Information Systems, Inc.....................................   1,017     38,646
   *CEVA, Inc.........................................................   2,500     38,850
   *Checkpoint Systems, Inc...........................................   4,385     33,721
   *CIBER, Inc........................................................   6,800     25,500
  #*Cirrus Logic, Inc.................................................   5,817    213,891
    Cisco Systems, Inc................................................ 555,595  8,861,740
   *Citrix Systems, Inc...............................................  19,517  1,418,496
   *Clearfield, Inc...................................................     674      3,269
    Cognex Corp.......................................................   4,080    137,904
   *Cognizant Technology Solutions Corp. Class A......................  31,390  1,782,010
   *Coherent, Inc.....................................................   2,600    126,958
    Cohu, Inc.........................................................   1,500     12,900
    Communications Systems, Inc.......................................   1,155     13,248
  #*CommVault Systems, Inc............................................   4,395    213,245
    Computer Sciences Corp............................................  13,800    339,756
   *Computer Task Group, Inc..........................................   1,600     23,856
   *Compuware Corp....................................................  19,696    181,400
   *comScore, Inc.....................................................   1,404     21,622
    Comtech Telecommunications Corp...................................   2,300     62,836
  #*Concur Technologies, Inc..........................................   4,700    317,438
   *Constant Contact, Inc.............................................   2,700     45,279
    Convergys Corp....................................................  11,700    172,458
   *CoreLogic, Inc....................................................   9,249    212,727
    Corning, Inc...................................................... 158,824  1,812,182
   *CoStar Group, Inc.................................................   2,557    211,029
   *Cray, Inc.........................................................   4,250     52,828
  #*Cree, Inc.........................................................  10,250    245,488
    Crexendo, Inc.....................................................   1,426      5,134
   *CSG Systems International, Inc....................................   3,600     63,468
    CTS Corp..........................................................   1,800     16,020
   *CyberOptics Corp..................................................   1,199      9,916
  #*Cymer, Inc........................................................   3,000    171,630
   *Cypress Semiconductor Corp........................................  14,238    152,204
    Daktronics, Inc...................................................   3,190     24,659
   *Datalink Corp.....................................................   2,266     17,833
   *DealerTrack Holdings, Inc.........................................   4,579    133,569
  #*Dell, Inc......................................................... 163,793  1,945,861
   *Deltek, Inc.......................................................   2,271     29,568
   *Demand Media, Inc.................................................     370      4,114
   *Dice Holdings, Inc................................................   4,800     36,192
    Diebold, Inc......................................................   6,300    203,805

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Digi International, Inc...........................................   2,040 $    18,666
    Digimarc Corp.....................................................     858      20,841
   *Digital River, Inc................................................   3,500      62,265
  #*Diodes, Inc.......................................................   3,450      65,343
  #*Dolby Laboratories, Inc. Class A..................................   5,260     185,415
   *Dot Hill Systems Corp.............................................   3,766       3,841
   *DSP Group, Inc....................................................   3,285      18,987
    DST Systems, Inc..................................................   3,693     199,053
   *DTS, Inc..........................................................   1,682      31,334
   *Dynamics Research Corp............................................   1,200       6,900
    EarthLink, Inc....................................................  11,100      76,035
   *eBay, Inc......................................................... 121,540   5,384,222
   #Ebix, Inc.........................................................   5,000     108,450
  #*EchoStar Corp. Class A............................................   4,501     129,629
   *Edgewater Technology, Inc.........................................   1,000       3,750
    Electro Rent Corp.................................................   2,590      43,408
    Electro Scientific Industries, Inc................................   1,924      23,877
   *Electronic Arts, Inc..............................................  33,626     370,559
   *Electronics for Imaging, Inc......................................   5,000      73,100
   *Ellie Mae, Inc....................................................   1,400      28,700
   *eMagin Corp.......................................................   2,210       6,409
   *EMC Corp.......................................................... 209,449   5,489,658
  #*EMCORE Corp.......................................................     827       4,118
   *Emulex Corp.......................................................   6,700      43,349
   *Entegris, Inc.....................................................  13,900     111,895
   *Entropic Communications, Inc......................................   6,575      39,450
   *Envestnet, Inc....................................................   1,389      16,960
    EPIQ Systems, Inc.................................................   4,051      45,736
   *ePlus, Inc........................................................     500      16,990
   *Equinix, Inc......................................................   4,918     876,289
   *Euronet Worldwide, Inc............................................   4,700      85,916
   *Exar Corp.........................................................   2,919      21,601
   *ExlService Holdings, Inc..........................................   2,442      60,195
   *Extreme Networks..................................................   6,599      21,117
  #*F5 Networks, Inc..................................................   8,250     770,385
   #FactSet Research Systems, Inc.....................................   4,350     404,376
    Fair Isaac Corp...................................................   4,050     175,324
   *Fairchild Semiconductor International, Inc........................  13,385     185,516
   *FARO Technologies, Inc............................................   2,100      90,363
   *FEI Co............................................................   3,930     187,500
    Fidelity National Information Services, Inc.......................  25,915     814,768
  #*Finisar Corp......................................................   9,600     119,328
  #*First Solar, Inc..................................................   4,950      76,923
   *Fiserv, Inc.......................................................  14,400   1,009,872
   *FleetCor Technologies, Inc........................................   3,801     140,333
    FLIR Systems, Inc.................................................  16,900     345,605
   *FormFactor, Inc...................................................   6,406      39,205
    Forrester Research, Inc...........................................   1,531      43,695
   *Fortinet, Inc.....................................................  11,461     275,179
   *Frequency Electronics, Inc........................................     798       7,126
   *FSI International, Inc............................................   3,600      13,032
  #*Gartner Group, Inc................................................   9,100     403,949
   *Genpact, Ltd......................................................  17,351     302,254
   *Global Cash Access Holdings, Inc..................................   5,930      38,308
    Global Payments, Inc..............................................   8,401     359,731
   *Globecomm Systems, Inc............................................   2,672      27,201
   *Google, Inc. Class A..............................................  27,259  17,254,129
   *GSE Systems, Inc..................................................   1,745       4,101
   *GSI Group, Inc....................................................   1,769      18,221
   *GSI Technology, Inc...............................................   3,200      15,328
  #*GT Advanced Technologies, Inc.....................................  12,200      62,464

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Hackett Group, Inc. (The).........................................   5,500 $    25,905
   *Harmonic, Inc.....................................................   9,800      41,552
    Harris Corp.......................................................  11,640     484,806
   #Heartland Payment Systems, Inc....................................   3,939     124,866
    Hewlett-Packard Co................................................ 189,310   3,453,014
  #*Hittite Microwave Corp............................................   2,400     121,608
   *Hutchinson Technology, Inc........................................   1,900       2,641
   *I.D. Systems, Inc.................................................   1,700       7,310
    IAC/InterActiveCorp...............................................   8,300     436,663
   *Identive Group, Inc...............................................   1,092         977
   *IEC Electronics Corp..............................................     638       4,013
  #*iGATE Corp........................................................   3,200      50,880
   *Imation Corp......................................................   2,440      13,591
   *Immersion Corp....................................................     597       3,337
  #*Infinera Corp.....................................................  10,000      55,200
   *Informatica Corp..................................................  11,100     327,561
   *Ingram Micro, Inc. Class A........................................  16,470     246,885
   *Innodata, Inc.....................................................   4,054      15,567
   *Insight Enterprises, Inc..........................................   4,020      67,375
   *Integrated Device Technology, Inc.................................  15,566      78,453
   *Integrated Silicon Solution, Inc..................................   3,810      37,071
    Intel Corp........................................................ 519,508  13,351,356
   *Interactive Intelligence Group, Inc...............................   1,900      49,552
    InterDigital, Inc.................................................   3,557      97,106
   *Intermec, Inc.....................................................   4,663      28,071
   *Internap Network Services Corp....................................   7,852      50,567
   #International Business Machines Corp.............................. 112,257  22,000,127
  #*International Rectifier Corp......................................   6,998     119,246
   *Interphase Corp...................................................     490       1,715
    Intersil Corp. Class A............................................  12,140     111,809
   *Intevac, Inc......................................................   2,384      13,994
   *IntriCon Corp.....................................................     800       4,712
    Intuit, Inc.......................................................  28,730   1,666,915
  #*IPG Photonics Corp................................................   3,300     171,039
   *Iteris, Inc.......................................................     600         912
  #*Itron, Inc........................................................   4,100     159,777
   *Ixia..............................................................   2,946      45,663
   *IXYS Corp.........................................................   3,144      31,754
    j2 Global, Inc....................................................   4,783     143,155
    Jabil Circuit, Inc................................................  19,112     414,730
    Jack Henry & Associates, Inc......................................   8,390     291,385
   *JDA Software Group, Inc...........................................   4,149     122,727
  #*JDS Uniphase Corp.................................................  22,900     225,336
  #*Juniper Networks, Inc.............................................  47,622     834,814
   *Kemet Corp........................................................   2,594      12,529
   *Kenexa Corp.......................................................   2,623      62,454
   *Key Tronic Corp...................................................     749       5,558
    Keynote Systems, Inc..............................................   2,200      30,250
  #*KIT Digital, Inc..................................................   2,850       9,120
   #KLA-Tencor Corp...................................................  17,270     879,216
   *Kopin Corp........................................................   8,696      31,566
   *Kulicke & Soffa Industries, Inc...................................   5,900      65,313
   *KVH Industries, Inc...............................................   2,000      26,100
  #*Lam Research Corp.................................................  16,902     581,598
   *Lattice Semiconductor Corp........................................  12,649      46,928
   *LeCroy Corp.......................................................   1,999      28,566
   #Lender Processing Services, Inc...................................   8,353     206,069
   #Lexmark International, Inc. Class A...............................   7,972     139,430
   *Limelight Networks, Inc...........................................   5,694      15,829
    Linear Technology Corp............................................  23,900     770,775
  #*LinkedIn Corp. Class A............................................   6,400     656,960

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
                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
  #*Liquidity Services, Inc...........................................   2,736 $   125,090
   #Littlefuse, Inc...................................................   2,318     124,338
   *LogMeIn, Inc......................................................   1,672      31,684
   *LoJack Corp.......................................................   2,400       7,512
    Loral Space & Communications, Inc.................................   1,300      93,535
   *LSI Corp..........................................................  62,544     431,554
   *LTX-Credence Corp.................................................   4,140      24,260
   *Manhattan Associates, Inc.........................................   2,194     102,438
    ManTech International Corp. Class A...............................   2,440      53,509
    Marchex, Inc. Class B.............................................   3,183      11,045
   *Market Leader, Inc................................................   2,162      11,545
    Marvell Technology Group, Ltd.....................................  49,822     560,996
   #MasterCard, Inc. Class A..........................................  11,222   4,899,189
   *Mattersight Corp..................................................     500       3,885
   *Mattson Technology, Inc...........................................   5,100       4,488
    Maxim Integrated Products, Inc....................................  29,960     815,811
    MAXIMUS, Inc......................................................   3,800     191,900
   *MaxLinear, Inc. Class A...........................................     902       4,257
   *Measurement Specialties, Inc......................................   1,400      41,692
   *MEMC Electronic Materials, Inc....................................  20,520      39,398
   *Mentor Graphics Corp..............................................   9,800     149,744
   *Mercury Computer Systems, Inc.....................................   2,500      29,175
    Mesa Laboratories, Inc............................................     300      13,890
    Methode Electronics, Inc..........................................   4,169      36,687
    Micrel, Inc.......................................................   5,800      54,172
   #Microchip Technology, Inc.........................................  19,408     647,839
   *Micron Technology, Inc............................................  89,574     556,255
   *MICROS Systems, Inc...............................................   8,400     401,016
  #*Microsemi Corp....................................................   8,616     166,806
    Microsoft Corp.................................................... 784,636  23,123,223
   *MicroStrategy, Inc................................................     300      34,938
   *Mindspeed Technologies, Inc.......................................   3,300       7,788
   *MIPS Technologies, Inc............................................   5,252      32,300
    MKS Instruments, Inc..............................................   3,600      95,040
    MOCON, Inc........................................................     535       8,341
   *ModusLink Global Solutions, Inc...................................   5,100      17,442
   #Molex, Inc........................................................   6,700     168,304
    Molex, Inc. Class A...............................................   7,690     159,029
   *MoneyGram International, Inc......................................   1,383      21,519
   *Monolithic Power Systems, Inc.....................................   3,320      64,342
   *Monotype Imaging Holdings, Inc....................................   4,300      63,124
  #*Monster Worldwide, Inc............................................  12,900      93,525
   *MoSys, Inc........................................................   3,108      10,039
    Motorola Solutions, Inc...........................................  25,450   1,230,253
   *Move, Inc.........................................................   3,546      32,659
    MTS Systems Corp..................................................   1,500      65,205
   *Multi-Fineline Electronix, Inc....................................   1,672      43,756
   *Nanometrics, Inc..................................................   2,297      34,891
    National Instruments Corp.........................................   9,801     253,258
   *NCI, Inc. Class A.................................................   1,200       7,116
   *NCR Corp..........................................................  15,970     372,420
  #*NetApp, Inc.......................................................  37,860   1,236,886
  #*NETGEAR, Inc......................................................   3,600     124,668
   *NetScout Systems, Inc.............................................   3,414      79,751
  #*NetSuite, Inc.....................................................   2,500     138,350
   *Network Equipment Technologies, Inc...............................   2,600       3,432
   *NeuStar, Inc. Class A.............................................   7,800     276,198
   *Newport Corp......................................................   5,630      63,338
    NIC, Inc..........................................................   5,099      68,633
   *Novatel Wireless, Inc.............................................   4,993      11,783
  #*Nuance Communications, Inc........................................  25,486     518,640

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
  #*NumereX Corp. Class A.............................................     700 $     6,657
  #*NVIDIA Corp.......................................................  63,600     861,144
   *Oclaro, Inc.......................................................   4,000      11,200
   *Official Payments Holdings, Inc...................................   2,100       8,337
   *OmniVision Technologies, Inc......................................   5,500      77,110
   *ON Semiconductor Corp.............................................  45,165     313,445
   *Online Resources Corp.............................................   4,610      10,926
  #*OpenTable, Inc....................................................   1,400      50,904
   *Oplink Communications, Inc........................................   1,500      19,890
    OPNET Technologies, Inc...........................................   2,317      61,261
    Optical Cable Corp................................................   1,300       4,758
    Oracle Corp....................................................... 405,375  12,242,325
   *OSI Systems, Inc..................................................   2,078     134,114
   *PAR Technology Corp...............................................   1,750       8,978
   *Parametric Technology Corp........................................  12,060     259,772
    Park Electrochemical Corp.........................................   2,544      68,713
    Paychex, Inc......................................................  33,821   1,105,608
    PC Connection, Inc................................................   1,900      22,591
   *PC Mall, Inc......................................................   1,468       8,397
    PC-Tel, Inc.......................................................   2,700      16,632
   *PDF Solutions, Inc................................................   3,109      28,945
   *Perceptron, Inc...................................................     528       2,830
   *Perficient, Inc...................................................   2,900      38,541
   *Performance Technologies, Inc.....................................   1,257       2,413
   *Pericom Semiconductor Corp........................................   2,935      23,597
   *Pervasive Software, Inc...........................................   2,700      18,252
   *Photronics, Inc...................................................   4,200      24,570
   *Planar Systems, Inc...............................................     930       1,311
   #Plantronics, Inc..................................................   4,599     150,939
   *Plexus Corp.......................................................   4,313     123,869
   *PLX Technology, Inc...............................................   3,500      19,810
   *PMC-Sierra, Inc...................................................  21,900     116,508
  #*Polycom, Inc......................................................  18,000     157,320
    Power Integrations, Inc...........................................   2,945     103,782
   *Power-One, Inc....................................................   6,500      32,500
   *Presstek, Inc.....................................................     266         100
   *PRGX Global, Inc..................................................   2,100      15,960
   *Progress Software Corp............................................   6,750     131,220
   *PROS Holdings, Inc................................................   1,082      15,083
    QAD, Inc. Class A.................................................     736      10,267
    QAD, Inc. Class B.................................................     184       2,456
  #*QLogic Corp.......................................................   9,800     113,092
    QUALCOMM, Inc..................................................... 179,276  10,699,192
   *Qualstar Corp.....................................................     300         561
  #*Quest Software, Inc...............................................   5,728     160,040
  #*QuinStreet, Inc...................................................   2,500      22,675
  #*Rackspace Hosting, Inc............................................  11,000     482,680
   *Radisys Corp......................................................   2,460       8,389
   *Ramtron International Corp........................................     500       1,365
   *RealD, Inc........................................................   1,900      18,430
    RealNetworks, Inc.................................................   3,050      23,668
  #*Red Hat, Inc......................................................  19,943   1,070,141
   *Reis, Inc.........................................................   1,130      11,752
   *Responsys, Inc....................................................     615       6,857
   *RF Micro Devices, Inc.............................................  28,596     110,952
    Richardson Electronics, Ltd.......................................   2,200      26,950
    Rimage Corp.......................................................   1,254       8,715
   *Riverbed Technology, Inc..........................................  15,100     266,364
   *Rofin-Sinar Technologies, Inc.....................................   2,700      48,951
   *Rogers Corp.......................................................   1,586      56,858
  #*Rosetta Stone, Inc................................................     696       9,069

                                      961

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*Rovi Corp.........................................................  11,513 $  154,044
  #*Rubicon Technology, Inc...........................................   1,987     19,969
   *Rudolph Technologies, Inc.........................................   2,537     25,370
    SAIC, Inc.........................................................  29,600    342,472
  #*Salesforce.com, Inc...............................................  13,850  1,722,386
  #*Sandisk Corp......................................................  24,820  1,020,847
   *Sanmina-SCI Corp..................................................   5,900     50,386
    Sapient Corp......................................................  12,399    123,494
   *ScanSource, Inc...................................................   2,584     74,600
   *SeaChange International, Inc......................................   3,000     22,710
   *Seagate Technology................................................  46,680  1,401,334
  #*Semtech Corp......................................................   7,320    174,875
   *ShoreTel, Inc.....................................................   4,801     22,469
   *Sigma Designs, Inc................................................   2,500     17,000
  #*Silicon Graphics International Corp...............................   1,846     12,276
   *Silicon Image, Inc................................................   7,000     27,440
  #*Silicon Laboratories, Inc.........................................   3,920    144,844
   *Skyworks Solutions, Inc...........................................  19,121    553,171
   *Smith Micro Software, Inc.........................................   3,600      6,228
   *SolarWinds, Inc...................................................   5,800    309,662
    Solera Holdings, Inc..............................................   7,392    288,658
   *Sonus Networks, Inc...............................................  22,816     37,875
  #*Sourcefire, Inc...................................................   2,700    137,835
   *Spansion, Inc. Class A............................................   4,965     50,891
  #*Spark Networks, Inc...............................................   1,760     10,190
   *SS&C Technologies Holdings, Inc...................................   3,611     87,747
   *Stamps.com, Inc...................................................   1,907     40,333
   *Standard Microsystems Corp........................................   2,342     86,443
   *StarTek, Inc......................................................   2,385      7,179
   *STEC, Inc.........................................................   3,227     26,042
  #*STR Holdings, Inc.................................................   1,412      4,716
  #*Stratasys, Inc....................................................   2,298    140,821
  #*SunPower Corp.....................................................   1,742      6,829
   *Super Micro Computer, Inc.........................................   2,809     34,860
   *Supertex, Inc.....................................................   1,500     25,485
   *Support.com, Inc..................................................   5,150     14,678
   *Sycamore Networks, Inc............................................   2,218     31,606
   *Symantec Corp.....................................................  74,705  1,176,604
   *Symmetricom, Inc..................................................   5,609     33,598
  #*Synaptics, Inc....................................................   3,300     87,054
   *SYNNEX Corp.......................................................   2,620     88,635
   *Synopsys, Inc.....................................................  14,768    447,323
    Syntel, Inc.......................................................   2,000    116,260
   *Take-Two Interactive Software, Inc................................   6,500     57,070
    TE Connectivity, Ltd..............................................  44,323  1,463,102
   *Tech Data Corp....................................................   4,487    224,799
   *TechTarget, Inc...................................................   1,002      4,118
   *TeleCommunication Systems, Inc. Class A...........................   4,140      5,506
   *TeleTech Holdings, Inc............................................   2,700     44,442
    Tellabs, Inc......................................................  37,363    122,924
    Telular Corp......................................................   2,142     20,199
   *Teradata Corp.....................................................  17,285  1,168,812
   *Teradyne, Inc.....................................................  18,900    278,019
    Tessco Technologies, Inc..........................................   1,314     24,638
    Tessera Technologies, Inc.........................................   3,909     56,485
    Texas Instruments, Inc............................................ 115,381  3,142,978
   *TIBCO Software, Inc...............................................  16,800    471,912
   *TiVo, Inc.........................................................  12,159    105,662
   *TNS, Inc..........................................................   2,000     33,860
    Total System Services, Inc........................................  16,983    401,648
   *Transact Technologies, Inc........................................     600      4,638

                                      962

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CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
  #*Trimble Navigation, Ltd...........................................  12,849 $    568,697
   *TriQuint Semiconductor, Inc.......................................  17,700       99,828
   *TTM Technologies, Inc.............................................   5,400       59,076
   *Tyler Technologies, Inc...........................................   3,000      117,060
  #*Ultimate Software Group, Inc......................................   2,496      223,317
   *Ultra Clean Holdings..............................................   2,422       14,629
   *Ultratech, Inc....................................................   2,200       69,982
  #*Unisys Corp.......................................................   3,900       75,777
    United Online, Inc................................................   9,350       39,644
   *Unwired Planet, Inc...............................................   5,355       10,496
  #*USA Technologies, Inc.............................................     346          571
  #*ValueClick, Inc...................................................   8,200      128,822
  #*Veeco Instruments, Inc............................................   3,900      139,269
  #*VeriFone Systems, Inc.............................................  10,903      395,670
   *Verint Systems, Inc...............................................   1,855       51,773
  #*VeriSign, Inc.....................................................  16,123      716,184
  #*ViaSat, Inc.......................................................   4,400      168,520
   *Viasystems Group, Inc.............................................   1,015       15,631
   *Vicon Industries, Inc.............................................     900        2,790
   *Video Display Corp................................................   1,359        5,368
  #*VirnetX Holding Corp..............................................     362        8,565
   *Virtusa Corp......................................................   2,057       31,164
    Visa, Inc.........................................................  54,998    7,098,592
  #*Vishay Intertechnology, Inc.......................................  13,315      131,419
   *Vishay Precision Group, Inc.......................................   1,210       16,456
  #*VistaPrint NV.....................................................   3,805      131,273
  #*VMware, Inc. Class A..............................................   9,342      847,880
   *Volterra Semiconductor Corp.......................................   2,400       55,152
    Wayside Technology Group, Inc.....................................     252        3,223
   *Web.com Group, Inc................................................   3,505       54,328
  #*WebMD Health Corp.................................................   4,354       64,047
   *Websense, Inc.....................................................   3,934       59,049
   *Westell Technologies, Inc. Class A................................   5,426       11,883
   *Western Digital Corp..............................................  24,098      958,377
    Western Union Co. (The)...........................................  63,452    1,105,968
  #*Wright Express Corp...............................................   3,640      234,343
    Xerox Corp........................................................ 135,087      936,153
    Xilinx, Inc.......................................................  27,430      888,732
   *XO Group, Inc.....................................................   4,000       34,440
    Xyratex, Ltd......................................................   1,982       23,447
   *Yahoo!, Inc....................................................... 119,439    1,891,914
   *Zebra Technologies Corp. Class A..................................   5,380      185,825
   *Zix Corp..........................................................   6,433       15,697
   *Zygo Corp.........................................................     909       16,253
                                                                               ------------
Total Information Technology..........................................          295,471,090
                                                                               ------------
Materials -- (3.6%)
    A. Schulman, Inc..................................................   2,719       59,437
   *A.M. Castle & Co..................................................   1,388       10,119
   *AEP Industries, Inc...............................................     122        5,732
    Air Products & Chemicals, Inc.....................................  21,807    1,753,937
    Airgas, Inc.......................................................   7,560      599,659
  #AK Steel Holding Corp..............................................  10,900       57,988
    Albemarle Corp....................................................   8,797      512,161
    Alcoa, Inc........................................................ 115,538      978,607
    Allegheny Technologies, Inc.......................................  10,432      313,273
   *Allied Nevada Gold Corp...........................................   8,946      231,254
    AMCOL International Corp..........................................   2,400       73,680
   *American Pacific Corp.............................................     300        3,048
    American Vanguard Corp............................................   2,950       69,001
    AptarGroup, Inc...................................................   7,000      350,070

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
  #*Arabian American Development Co...................................     700 $    6,650
    Ashland, Inc......................................................   7,907    556,574
    Balchem Corp......................................................   3,412    113,722
    Ball Corp.........................................................  16,072    667,952
    Bemis Co., Inc....................................................   9,991    307,223
    Boise, Inc........................................................  10,125     74,925
    Buckeye Technologies, Inc.........................................   3,600    108,432
    Cabot Corp........................................................   6,101    237,939
   *Calgon Carbon Corp................................................   5,200     71,968
   #Carpenter Technology Corp.........................................   4,600    220,156
    Celanese Corp. Class A............................................  15,930    607,411
   *Century Aluminum Co...............................................   4,940     30,183
    CF Industries Holdings, Inc.......................................   6,823  1,335,670
   #Chase Corp........................................................   1,300     20,098
   *Chemtura Corp.....................................................   1,200     16,224
   *Clearwater Paper Corp.............................................   1,800     63,432
    Cliffs Natural Resources, Inc.....................................  15,500    633,795
   *Coeur d'Alene Mines Corp..........................................   9,100    148,421
    Commercial Metals Co..............................................  10,600    136,634
   #Compass Minerals International, Inc...............................   3,204    231,777
   *Core Molding Technologies, Inc....................................     389      3,130
   *Crown Holdings, Inc...............................................  15,714    564,133
    Cytec Industries, Inc.............................................   4,600    283,176
    Deltic Timber Corp................................................   1,082     66,878
   #Domtar Corp.......................................................   3,500    258,510
    Dow Chemical Co. (The)............................................ 123,830  3,563,827
   #E.I. du Pont de Nemours & Co......................................  98,100  4,875,570
    Eagle Materials, Inc..............................................   4,719    163,985
    Eastman Chemical Co...............................................  15,676    819,541
    Ecolab, Inc.......................................................  30,092  1,969,521
   *Ferro Corp........................................................   7,000     21,490
  #*Flotek Industries, Inc............................................   5,082     49,651
    FMC Corp..........................................................  14,200    776,740
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  85,660  2,884,172
    Friedman Industries, Inc..........................................   1,199     10,935
    FutureFuel Corp...................................................     700      6,811
  #*General Moly, Inc.................................................   5,511     16,423
    Georgia Gulf Corp.................................................   2,976     97,553
    Globe Specialty Metals, Inc.......................................   3,849     48,228
  #*Golden Minerals Co................................................     900      3,798
   *Graphic Packaging Holding Co......................................  14,415     80,724
   *Greif, Inc. Class A...............................................   2,500    108,150
    H.B. Fuller Co....................................................   4,800    140,256
   #Hawkins, Inc......................................................     888     33,780
    Haynes International, Inc.........................................   1,800     86,742
   *Headwaters, Inc...................................................   7,000     43,750
   #Hecla Mining Co...................................................  28,200    126,900
   *Horsehead Holding Corp............................................   3,700     33,411
    Huntsman Corp.....................................................  19,832    250,875
    Innophos Holdings, Inc............................................   2,585    149,852
   *Innospec, Inc.....................................................   2,411     75,030
   #International Flavors & Fragrances, Inc...........................   8,430    469,888
    International Paper Co............................................  43,500  1,427,235
  #*Intrepid Potash, Inc..............................................   5,600    130,704
    Kaiser Aluminum Corp..............................................   1,600     87,264
   *KapStone Paper & Packaging Corp...................................   3,600     60,516
    KMG Chemicals, Inc................................................   1,500     26,820
    Koppers Holdings, Inc.............................................   2,100     69,174
   *Kraton Performance Polymers, Inc..................................   2,700     63,234
   #Kronos Worldwide, Inc.............................................   2,412     40,811
   *Landec Corp.......................................................   3,992     31,896

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Materials -- (Continued)
   *Louisiana-Pacific Corp............................................ 12,900 $  133,128
   *LSB Industries, Inc...............................................  2,000     64,260
    LyondellBasell Industries NV Class A.............................. 31,571  1,405,857
   #Martin Marietta Materials, Inc....................................  4,800    360,672
    Materion Corp.....................................................  2,140     42,008
  #*McEwen Mining, Inc................................................  6,823     20,401
    MeadWestvaco Corp................................................. 17,210    488,764
   *Mercer International, Inc.........................................  3,588     18,801
   *Metals USA Holdings Corp..........................................  2,264     36,835
    Minerals Technologies, Inc........................................  1,600    102,304
  #*Molycorp, Inc.....................................................  5,989    104,328
    Monsanto Co....................................................... 53,970  4,620,911
    Mosaic Co. (The).................................................. 30,458  1,769,914
    Myers Industries, Inc.............................................  3,889     63,935
    Neenah Paper, Inc.................................................  1,500     40,290
    NewMarket Corp....................................................  1,212    278,615
    Newmont Mining Corp............................................... 50,660  2,252,850
    Noranda Aluminum Holding Corp.....................................  2,200     13,706
   *Northern Technologies International Corp..........................    300      3,016
   #Nucor Corp........................................................ 32,833  1,287,054
    Olin Corp.........................................................  8,155    165,057
    Olympic Steel, Inc................................................  1,300     20,345
   *OM Group, Inc.....................................................  3,200     50,240
   *Omnova Solutions, Inc.............................................  3,300     24,024
   *Owens-Illinois, Inc............................................... 17,100    315,495
    P.H. Glatfelter Co................................................  5,000     79,550
    Packaging Corp. of America........................................ 10,700    329,453
   *Penford Corp......................................................  1,572     12,403
    PolyOne Corp......................................................  8,100    119,313
    PPG Industries, Inc............................................... 15,835  1,733,299
    Praxair, Inc...................................................... 30,211  3,134,693
    Quaker Chemical Corp..............................................  1,200     53,124
    Reliance Steel & Aluminum Co......................................  7,600    391,248
    Rock-Tenn Co. Class A.............................................  7,127    414,934
    Rockwood Holdings, Inc............................................  6,880    304,234
    Royal Gold, Inc...................................................  5,850    442,728
    RPM International, Inc............................................ 13,141    348,236
   *RTI International Metals, Inc.....................................  2,700     60,615
    Schnitzer Steel Industries, Inc. Class A..........................  2,300     66,033
   #Schweitzer-Mauduit International, Inc.............................  1,540    104,874
   #Scotts Miracle-Gro Co. Class A (The)..............................  4,460    177,954
    Sealed Air Corp................................................... 16,577    268,547
    Sensient Technologies Corp........................................  5,300    187,885
    Sherwin-Williams Co. (The)........................................  9,200  1,236,020
   #Sigma-Aldrich Corp................................................ 12,500    865,000
   #Silgan Holdings, Inc..............................................  5,200    214,292
    Sonoco Products Co................................................  9,972    302,251
    Southern Copper Corp.............................................. 17,817    575,133
   *Spartech Corp.....................................................  2,300     11,707
    Steel Dynamics, Inc............................................... 21,100    271,979
    Stepan Co.........................................................    773     68,534
   *Stillwater Mining Co..............................................  9,500     84,360
   *SunCoke Energy, Inc...............................................  5,512     88,192
    Synalloy Corp.....................................................    737      9,220
   #Texas Industries, Inc.............................................  1,900     79,363
   #Titanium Metals Corp..............................................  9,423    109,872
    Tredegar Corp.....................................................  2,230     33,026
   *United States Lime & Minerals, Inc................................    353     16,093
   #United States Steel Corp.......................................... 12,800    264,320
   *Universal Stainless & Alloy Products, Inc.........................    561     19,141
    Valspar Corp......................................................  9,100    456,820

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Materials -- (Continued)
    Vulcan Materials Co...............................................  13,048 $   505,480
    Walter Energy, Inc................................................   5,300     181,790
    Wausau Paper Corp.................................................   5,223      44,343
    Westlake Chemical Corp............................................   2,630     156,117
    Worthington Industries, Inc.......................................   4,820     104,594
   *WR Grace & Co.....................................................   7,800     437,112
    Zep, Inc..........................................................   2,526      38,547
   *Zoltek Cos., Inc..................................................   2,537      21,159
                                                                               -----------
Total Materials.......................................................          58,734,634
                                                                               -----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................     100          --
  o*Gerber Scientific, Inc. Escrow Shares.............................   2,901          --
  o*MAIR Holdings, Inc. Escrow Shares.................................     700          --
  o*Petrocorp, Inc. Escrow Shares.....................................     100           6
  o*Price Communications Liquidation Trust............................   3,605          --
                                                                               -----------
Total Other...........................................................                   6
                                                                               -----------
Telecommunication Services -- (2.8%)
    AT&T, Inc......................................................... 608,382  23,069,845
    Atlantic Tele-Network, Inc........................................   1,149      40,169
   *Boingo Wireless, Inc..............................................   1,200      10,308
   *Cbeyond, Inc......................................................   2,962      21,119
   #CenturyLink, Inc..................................................  64,542   2,681,075
  #*Cincinnati Bell, Inc..............................................  21,600      83,160
    Consolidated Communications Holdings, Inc.........................   4,233      67,135
   *Crown Castle International Corp...................................  30,400   1,881,152
   #Frontier Communications Corp...................................... 103,738     406,653
   *General Communications, Inc. Class A..............................   3,550      33,512
    HickoryTech Corp..................................................   2,100      22,407
    IDT Corp. Class B.................................................   1,800      18,216
   *Iridium Communications, Inc.......................................   4,218      38,215
  #*Leap Wireless International, Inc..................................   7,025      39,902
  #*Level 3 Communications, Inc.......................................  15,603     300,670
    Lumos Networks Corp...............................................   2,000      17,920
   *MetroPCS Communications, Inc......................................  26,297     230,362
   *Neutral Tandem, Inc...............................................   2,700      36,882
   *NII Holdings, Inc.................................................  17,652     119,151
    NTELOS Holdings Corp..............................................   2,000      42,400
   *ORBCOMM, Inc......................................................   1,021       3,175
   *Premiere Global Services, Inc.....................................   5,500      50,380
    Primus Telecommunications Group, Inc..............................     900      14,247
  #*SBA Communications Corp...........................................  12,700     750,062
    Shenandoah Telecommunications Co..................................   1,830      28,822
   *Sprint Nextel Corp................................................ 322,019   1,404,003
    Telephone & Data Systems, Inc.....................................   9,517     230,597
   *tw telecom, inc...................................................  14,700     369,411
   *United States Cellular Corp.......................................   1,400      57,568
    USA Mobility, Inc.................................................   2,900      32,306
    Verizon Communications, Inc....................................... 293,371  13,242,767
   #Windstream Corp...................................................  56,570     563,437
                                                                               -----------
Total Telecommunication Services......................................          45,907,028
                                                                               -----------
Utilities -- (3.6%)
   *AES Corp. (The)...................................................  68,737     828,968
    AGL Resources, Inc................................................  12,134     491,427
    ALLETE, Inc.......................................................   3,400     140,964
    Alliant Energy Corp...............................................  11,900     555,849
    Ameren Corp.......................................................  25,900     886,039
    American Electric Power Co., Inc..................................  50,600   2,137,344

                                      966

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
                                                                       SHARES     VALUE+
                                                                       ------     ------
Utilities -- (Continued)
    American States Water Co..........................................  1,900 $   77,235
    American Water Works Co., Inc..................................... 18,200    659,750
    Aqua America, Inc................................................. 14,467    370,934
    Artesian Resources Corp. Class A..................................    471     10,136
    Atmos Energy Corp.................................................  9,030    323,726
   #Avista Corp.......................................................  6,212    171,948
    Black Hills Corp..................................................  3,900    124,215
    California Water Service Group....................................  3,828     70,703
   *Calpine Corp...................................................... 34,897    596,390
    CenterPoint Energy, Inc........................................... 41,700    878,202
    CH Energy Group, Inc..............................................  1,800    117,054
    Chesapeake Utilities Corp.........................................  1,000     45,740
    Cleco Corp........................................................  6,582    288,028
    CMS Energy Corp................................................... 26,686    658,077
    Connecticut Water Services, Inc...................................    900     27,207
    Consolidated Edison, Inc.......................................... 30,630  1,975,635
    Consolidated Water Co., Ltd.......................................    777      6,371
    Delta Natural Gas Co., Inc........................................    720     14,616
    Dominion Resources, Inc........................................... 59,003  3,204,453
    DTE Energy Co..................................................... 17,800  1,092,386
   *Duke Energy Corp.................................................. 69,648  4,720,741
   *Dynegy, Inc....................................................... 10,337      4,280
    Edison International, Inc......................................... 32,500  1,500,850
    El Paso Electric Co...............................................  4,200    142,170
    Empire District Electric Co. (The)................................  4,170     89,655
    Entergy Corp...................................................... 18,100  1,315,327
    Exelon Corp....................................................... 89,011  3,482,110
    FirstEnergy Corp.................................................. 42,872  2,153,032
    Gas Natural, Inc..................................................    850      8,628
    Genie Energy, Ltd. Class B........................................  1,800     12,708
   *GenOn Energy, Inc................................................. 78,912    187,811
    Great Plains Energy, Inc.......................................... 14,200    314,956
    Hawaiian Electric Industries, Inc................................. 10,300    293,447
    IDACORP, Inc......................................................  5,151    217,372
   #Integrys Energy Group, Inc........................................  8,040    486,742
   #ITC Holdings Corp.................................................  5,400    400,626
    Laclede Group, Inc. (The).........................................  2,600    108,628
   #MDU Resources Group, Inc.......................................... 18,750    419,812
    MGE Energy, Inc...................................................  2,398    114,960
    Middlesex Water Co................................................  1,920     35,904
    National Fuel Gas Co..............................................  7,501    367,099
    New Jersey Resources Corp.........................................  4,497    206,412
    NextEra Energy, Inc............................................... 41,819  2,964,967
    NiSource, Inc..................................................... 30,111    770,540
    Northeast Utilities, Inc.......................................... 32,410  1,292,511
    Northwest Natural Gas Co..........................................  2,797    136,186
    NorthWestern Corp.................................................  3,600    132,948
   *NRG Energy, Inc................................................... 26,300    521,266
    NV Energy, Inc.................................................... 24,400    446,276
    OGE Energy Corp................................................... 10,400    552,344
    ONEOK, Inc........................................................ 22,814  1,015,451
    Ormat Technologies, Inc...........................................  1,700     30,600
    Otter Tail Corp...................................................  3,400     79,798
   #Pepco Holdings, Inc............................................... 24,300    485,028
    PG&E Corp......................................................... 43,828  2,023,100
    Piedmont Natural Gas Co...........................................  7,900    251,062
    Pinnacle West Capital Corp........................................ 11,615    621,867
    PNM Resources, Inc................................................  8,150    169,520
    Portland General Electric Co......................................  8,207    223,477
   #PPL Corp.......................................................... 59,600  1,722,440
    Public Service Enterprise Group, Inc.............................. 52,441  1,743,139

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CONTINUED


                                                                                 SHARES         VALUE+
                                                                                 ------         ------
Utilities -- (Continued)
    Questar Corp...........................................................      18,500 $      376,475
    RGC Resources, Inc.....................................................         200          3,576
    SCANA Corp.............................................................      13,100        644,127
   #Sempra Energy..........................................................      24,000      1,689,840
    SJW Corp...............................................................       2,210         51,559
    South Jersey Industries, Inc...........................................       3,300        174,438
    Southern Co. (The).....................................................      89,064      4,288,432
    Southwest Gas Corp.....................................................       4,835        215,931
   *Synthesis Energy Systems, Inc..........................................       2,352          2,587
    TECO Energy, Inc.......................................................      21,555        392,085
    UGI Corp...............................................................      11,059        338,958
    UIL Holdings Corp......................................................       5,331        197,460
    Unitil Corp............................................................       1,200         31,872
    UNS Energy Corp........................................................       3,800        154,660
    Vectren Corp...........................................................       8,800        262,680
   #Westar Energy, Inc.....................................................      12,653        386,676
    WGL Holdings, Inc......................................................       5,207        210,623
    Wisconsin Energy Corp..................................................      24,300        989,982
    Xcel Energy, Inc.......................................................      50,279      1,473,175
    York Water Co..........................................................       1,100         19,833
                                                                                        --------------
Total Utilities............................................................                 59,424,156
                                                                                        --------------
TOTAL COMMON STOCKS........................................................              1,491,681,056
                                                                                        --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc......................................................           6            661
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights...............................       8,807             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights....................         800             --
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                         --
                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....   7,501,248      7,501,248
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                                -------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@DFA Short Term Investment Fund......................................... 144,188,145    144,188,145
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $361,547 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $362,632) to be repurchased at $351,016...............................        $351        351,014
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                144,539,159
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,102,414,052)^^.................................................             $1,643,722,124
                                                                                        ==============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary.......................... $  183,308,583           --   --    $  183,308,583
  Consumer Staples................................    156,227,200           --   --       156,227,200
  Energy..........................................    161,608,213           --   --       161,608,213
  Financials......................................    185,982,560           --   --       185,982,560
  Health Care.....................................    179,354,968           --   --       179,354,968
  Industrials.....................................    165,662,618           --   --       165,662,618
  Information Technology..........................    295,471,090           --   --       295,471,090
  Materials.......................................     58,734,634           --   --        58,734,634
  Other...........................................             -- $          6   --                 6
  Telecommunication Services......................     45,907,028           --   --        45,907,028
  Utilities.......................................     59,424,156           --   --        59,424,156
Preferred Stocks
  Energy..........................................             --          661   --               661
Rights/Warrants...................................             --           --   --                --
Temporary Cash Investments........................      7,501,248           --   --         7,501,248
Securities Lending Collateral.....................             --  144,539,159   --       144,539,159
                                                   -------------- ------------   --    --------------
TOTAL............................................. $1,499,182,298 $144,539,826   --    $1,643,722,124
                                                   ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                        ------      ------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (16.2%)
   *1-800-FLOWERS.COM, Inc. Class A................................... 137,999 $   484,377
    A.H. Belo Corp. Class A........................................... 102,154     422,918
   #Aaron's, Inc......................................................  27,821     815,990
    Acme United Corp..................................................   2,042      22,054
  #*ALCO Stores, Inc..................................................  10,636      71,474
   *Aldila, Inc.......................................................  13,644      27,288
    Ambassadors Group, Inc............................................   1,110       6,061
    Amcon Distributing Co.............................................     388      24,444
   #American Greetings Corp. Class A.................................. 130,517   1,734,571
   *America's Car-Mart, Inc...........................................  44,364   2,035,420
   *Arctic Cat, Inc...................................................  64,841   2,853,004
    Ark Restaurants Corp..............................................  11,046     164,696
   *Asbury Automotive Group, Inc......................................  18,200     476,112
   *Ascent Capital Group, Inc. Class A................................  37,699   1,876,656
   *Ballantyne Strong, Inc............................................  90,050     481,768
  #*Barnes & Noble, Inc............................................... 177,760   2,358,875
    Bassett Furniture Industries, Inc.................................  44,057     539,698
  #*Beasley Broadcast Group, Inc. Class A.............................  42,442     213,059
  #*Beazer Homes USA, Inc............................................. 414,275     961,118
    bebe stores, Inc.................................................. 136,701     820,206
    Belo Corp. Class A................................................ 179,481   1,229,445
    Benihana, Inc.....................................................  47,688     773,499
    Big 5 Sporting Goods Corp.........................................  14,915     112,459
   *Biglari Holdings, Inc.............................................   6,120   2,299,590
   *Bluegreen Corp.................................................... 173,693     831,989
    Blyth, Inc........................................................  56,327   1,930,890
    Bob Evans Farms, Inc.............................................. 102,827   3,960,896
   #Bon-Ton Stores, Inc. (The)........................................  31,597     208,540
  #*Books-A-Million, Inc..............................................  89,105     210,288
    Bowl America, Inc. Class A........................................  11,489     144,187
  #*Boyd Gaming Corp.................................................. 179,677   1,024,159
    Brown Shoe Co., Inc............................................... 191,145   2,630,155
   *Build-A-Bear Workshop, Inc........................................  93,796     436,151
  #*Cabela's, Inc..................................................... 228,775  10,509,924
   *Cache, Inc........................................................  63,573     222,506
    Callaway Golf Co.................................................. 342,276   1,879,095
   *Cambium Learning Group, Inc.......................................  57,897      65,713
    Canterbury Park Holding Corp......................................   7,625      79,681
    Carriage Services, Inc............................................ 171,821   1,388,314
   *Carrols Restaurant Group, Inc.....................................  38,761     209,697
   *Casual Male Retail Group, Inc.....................................  34,503     131,111
   *Cavco Industries, Inc.............................................  22,377   1,070,963
  #*Central European Media Enterprises, Ltd. Class A..................   2,094      10,554
  #*Charles & Colvard, Ltd............................................  36,136     134,065
    Christopher & Banks Corp.......................................... 129,208     281,673
    Churchill Downs, Inc..............................................  56,570   3,130,584
   *Citi Trends, Inc..................................................   1,389      20,877
   *Clear Channel Outdoor Holdings, Inc. Class A......................  82,674     418,330
   *Coast Distribution System, Inc. (The).............................  18,627      35,205
   *Cobra Electronics Corp............................................  19,854      90,733
  #*Collective Brands, Inc............................................ 284,985   6,132,877
  #*Conn's, Inc....................................................... 159,725   2,851,091
    Core-Mark Holding Co., Inc........................................  59,460   2,871,323
   *Corinthian Colleges, Inc.......................................... 327,058     660,657
    CSS Industries, Inc...............................................  44,401     832,075
    Culp, Inc.........................................................  36,730     367,300
   *Cumulus Media, Inc. Class A.......................................   9,894      24,933
   *Cybex International, Inc..........................................  49,904      61,382

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
    D.R. Horton, Inc..................................................  25,384 $   447,520
    Dana Holding Corp................................................. 220,780   2,909,880
   *dELiA*s, Inc......................................................  47,628      72,395
   *Delta Apparel, Inc................................................  17,375     243,250
   #Dillard's, Inc. Class A........................................... 355,688  23,201,528
  #*DineEquity, Inc...................................................  59,800   3,187,340
   *Dixie Group, Inc. (The)........................................... 111,017     384,119
   *Dorman Products, Inc.............................................. 146,076   4,195,303
    Dover Downs Gaming & Entertainment, Inc...........................  16,136      44,051
   *Dover Motorsports, Inc............................................ 109,057     163,586
  #*DreamWorks Animation SKG, Inc. Class A............................ 152,728   2,932,378
   *Drew Industries, Inc..............................................   8,623     231,614
   *E.W. Scripps Co. Class A (The).................................... 235,669   2,189,365
  #*Education Management Corp.........................................  36,822     138,451
    Educational Development Corp......................................   2,276       9,332
   *Emerson Radio Corp................................................ 234,338     471,019
  #*Entercom Communications Corp. Class A.............................  21,650     117,776
    Escalade, Inc.....................................................  24,227     145,362
   *Exide Technologies................................................ 122,882     360,044
   *Famous Dave's of America, Inc.....................................     479       4,982
   *Federal-Mogul Corp................................................ 143,795   1,430,760
    Finish Line, Inc. Class A (The)...................................  60,369   1,260,505
   *Fisher Communications, Inc........................................  37,668   1,203,869
   *Flanigan's Enterprises, Inc.......................................   5,016      41,156
    Flexsteel Industries, Inc.........................................  26,545     567,798
    Foot Locker, Inc.................................................. 315,096  10,404,470
    Fred's, Inc. Class A.............................................. 196,704   2,793,197
    Frisch's Restaurants, Inc.........................................  23,920     777,639
   *Fuel Systems Solutions, Inc.......................................  21,555     381,955
   *Full House Resorts, Inc...........................................  57,269     156,344
   *Furniture Brands International, Inc............................... 178,188     196,007
   *Gaiam, Inc. Class A...............................................  47,824     164,036
   #GameStop Corp. Class A............................................ 431,501   6,912,646
    Gaming Partners International Corp................................     100         619
   #Gannett Co., Inc.................................................. 412,001   5,813,334
  #*Gaylord Entertainment Co.......................................... 202,261   7,433,092
   *Genesco, Inc......................................................  94,216   6,238,984
   *G-III Apparel Group, Ltd..........................................  65,443   1,607,935
   *Gray Television, Inc.............................................. 166,823     280,263
   *Gray Television, Inc. Class A.....................................   2,809       4,214
   #Group 1 Automotive, Inc........................................... 133,074   7,152,728
   *Hallwood Group, Inc. (The)........................................   7,822      77,047
    Harte-Hanks, Inc.................................................. 126,174     794,896
  #*Hastings Entertainment, Inc.......................................  65,844     127,079
    Haverty Furniture Cos., Inc....................................... 110,114   1,242,086
    Haverty Furniture Cos., Inc. Class A..............................     700       7,980
   *Helen of Troy, Ltd................................................ 136,528   4,158,643
  #*hhgregg, Inc......................................................  49,579     341,104
   *Hollywood Media Corp..............................................  63,704      84,726
    Hooker Furniture Corp.............................................  55,054     649,087
    Hot Topic, Inc.................................................... 239,349   2,431,786
  #*Iconix Brand Group, Inc........................................... 357,800   6,343,794
    International Speedway Corp. Class A.............................. 130,172   3,337,610
   *Isle of Capri Casinos, Inc........................................ 175,885   1,032,445
   *J. Alexander's Corp...............................................  38,794     505,874
    JAKKS Pacific, Inc................................................ 141,049   2,259,605
    Jarden Corp.......................................................  21,300     962,760
   *Johnson Outdoors, Inc. Class A.................................... 101,246   2,119,079
    Jones Group, Inc. (The)........................................... 294,821   3,116,258
   *Journal Communications, Inc. Class A.............................. 239,870   1,328,880
   #KB Home...........................................................  55,554     513,319

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Kenneth Cole Productions, Inc. Class A............................  36,695 $   551,893
   *Kid Brands, Inc...................................................  67,945     103,956
   *Kirkland's, Inc...................................................  53,915     582,821
   *Kona Grill, Inc...................................................   1,474      12,160
    Koss Corp.........................................................     710       3,344
  #*K-Swiss, Inc. Class A.............................................  69,296     215,511
    Lacrosse Footwear, Inc............................................  12,729     253,944
   *Lakeland Industries, Inc..........................................  34,327     226,558
   *La-Z-Boy, Inc..................................................... 233,867   2,797,049
   *LeapFrog Enterprises, Inc.........................................  80,189     921,372
   *Lee Enterprises, Inc..............................................  68,086      85,108
   #Lennar Corp. Class A.............................................. 325,800   9,516,618
    Lennar Corp. Class B Voting.......................................  66,537   1,510,390
  #*Life Time Fitness, Inc............................................  26,053   1,183,067
    Lifetime Brands, Inc..............................................  63,921     823,302
    Lincoln Educational Services Corp.................................   2,964      12,923
    Lithia Motors, Inc. Class A....................................... 129,782   3,615,727
  #*Live Nation Entertainment, Inc.................................... 413,789   3,690,998
   *Luby's, Inc....................................................... 151,536   1,004,684
   *M/I Homes, Inc....................................................  95,252   1,580,231
    Mac-Gray Corp.....................................................  92,718   1,282,290
   *Madison Square Garden Co. Class A (The)...........................  97,139   3,521,289
    Marcus Corp....................................................... 108,304   1,420,948
   *MarineMax, Inc.................................................... 127,066     945,371
   *Martha Stewart Living Omnimedia Class A...........................  10,800      35,100
   *McClatchy Co. Class A (The)....................................... 307,817     495,585
    MDC Holdings, Inc.................................................  87,426   2,785,392
  #*Media General, Inc. Class A.......................................  97,266     475,631
    Men's Wearhouse, Inc. (The)....................................... 223,933   6,102,174
   #Meredith Corp.....................................................  11,852     391,590
  #*Meritage Homes Corp...............................................  74,502   2,615,020
   *Modine Manufacturing Co........................................... 138,533     929,556
   *Mohawk Industries, Inc............................................ 190,548  12,658,104
   *Monarch Casino & Resort, Inc......................................   6,280      46,912
  #*Motorcar Parts of America, Inc....................................  56,988     253,597
    Movado Group, Inc................................................. 105,959   2,483,679
   *MTR Gaming Group, Inc.............................................  97,351     350,464
   *Multimedia Games Holding Co., Inc.................................  74,184   1,049,704
   *Nathan's Famous, Inc..............................................   9,601     290,814
   *Nautilus, Inc.....................................................  52,658     168,506
   *New Frontier Media, Inc...........................................  54,680      84,207
   *New York & Co., Inc............................................... 121,740     553,917
  #*New York Times Co. Class A (The)..................................   4,600      35,650
   *Nobility Homes, Inc...............................................     130         738
   *Office Depot, Inc................................................. 587,914   1,046,487
   *OfficeMax, Inc.................................................... 193,156     867,270
   *Orbitz Worldwide, Inc.............................................   4,366      18,948
   *Orient-Express Hotels, Ltd. Class A............................... 447,582   4,081,948
    Outdoor Channel Holdings, Inc..................................... 127,101     882,081
   *P & F Industries, Inc. Class A....................................   2,025      10,166
  #*Pacific Sunwear of California, Inc................................ 296,405     631,343
    Penske Automotive Group, Inc...................................... 242,862   5,804,402
    Pep Boys - Manny, Moe & Jack (The)................................ 186,824   1,694,494
   *Perfumania Holdings, Inc..........................................  27,270     234,522
   *Perry Ellis International, Inc....................................  84,697   1,596,538
   *Pinnacle Entertainment, Inc....................................... 190,559   2,067,565
   *Point.360.........................................................   7,043       3,768
  #*PulteGroup, Inc................................................... 210,488   2,378,514
    PVH Corp..........................................................  74,219   5,895,215
   *Quiksilver, Inc................................................... 408,820   1,181,490
    R.G. Barry Corp...................................................   8,693     115,791

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Discretionary -- (Continued)
  #*Radio One, Inc. Class D...........................................    50,923 $     42,266
   *Reading International, Inc. Class B...............................     6,238       33,061
   *Red Lion Hotels Corp..............................................    96,956      725,231
   *Red Robin Gourmet Burgers, Inc....................................    79,845    2,383,373
   #Regis Corp........................................................   257,677    4,359,895
    Rent-A-Center, Inc................................................   217,582    7,737,216
   *Rick's Cabaret International, Inc.................................    49,664      419,164
   *Rocky Brands, Inc.................................................    36,687      423,368
    Royal Caribbean Cruises, Ltd......................................    59,707    1,491,481
   *Ruby Tuesday, Inc.................................................   207,221    1,328,287
   *Ruth's Hospitality Group, Inc.....................................    39,763      267,207
   *Saga Communications, Inc. Class A.................................    25,691      870,925
  #*Saks, Inc.........................................................   623,994    6,508,257
    Salem Communications Corp. Class A................................    55,646      272,109
    Scholastic Corp...................................................   140,916    4,245,799
   *School Specialty, Inc.............................................    46,494      156,220
    Service Corp. International.......................................   492,809    6,332,596
    Shiloh Industries, Inc............................................   200,700    2,109,357
    Shoe Carnival, Inc................................................   119,379    2,650,214
  #*Skechers U.S.A., Inc. Class A.....................................   164,239    3,274,926
    Skyline Corp......................................................    30,526      149,883
   *Smith & Wesson Holding Corp.......................................    90,916      918,252
    Sonic Automotive, Inc. Class A....................................     1,600       27,392
   *Spanish Broadcasting System, Inc. Class A.........................     4,503       16,886
    Spartan Motors, Inc...............................................   168,977      861,783
    Speedway Motorsports, Inc.........................................   203,450    3,236,890
   *Sport Chalet, Inc. Class A........................................   132,485      192,103
   *Sport Chalet, Inc. Class B........................................     4,760        8,520
    Stage Stores, Inc.................................................   159,243    3,016,062
    Standard Motor Products, Inc......................................   123,563    1,737,296
  #*Standard Pacific Corp.............................................   182,038    1,032,155
   *Stanley Furniture Co., Inc........................................    57,224      234,046
   *Stein Mart, Inc...................................................   124,414      989,091
   *Steinway Musical Instruments, Inc.................................    60,208    1,483,525
    Stewart Enterprises, Inc. Class A.................................   381,637    2,606,581
   *Stoneridge, Inc...................................................    18,329      117,672
    Strattec Security Corp............................................    16,204      364,752
    Superior Industries International, Inc............................   143,662    2,455,184
    Superior Uniform Group, Inc.......................................    39,336      483,439
   *Syms Corp.........................................................    44,394      146,944
   *Systemax, Inc.....................................................   246,135    3,069,303
   *Tandy Brands Accessories, Inc.....................................    56,879       76,787
    Tandy Leather Factory, Inc........................................    18,463       94,531
  #*Toll Brothers, Inc................................................   236,222    6,890,596
   *Trans World Entertainment Corp....................................    62,666      187,998
   *Tuesday Morning Corp..............................................   189,888      960,833
   *Unifi, Inc........................................................    94,137    1,043,038
   *Universal Electronics, Inc........................................     8,359      105,240
   #Vail Resorts, Inc.................................................    34,600    1,717,544
   *Valuevision Media, Inc. Class A...................................    34,465       64,794
   *VOXX International Corp...........................................   119,926      898,246
   #Washington Post Co. Class B (The).................................    12,128    4,105,328
    Wendy's Co. (The)................................................. 1,405,449    6,451,011
   *West Marine, Inc..................................................   121,225    1,240,132
   *Wet Seal, Inc. Class A (The)......................................   201,327      551,636
    Weyco Group, Inc..................................................    10,292      244,950
    Whirlpool Corp....................................................   106,375    7,186,695
  #*WMS Industries, Inc...............................................   119,815    2,201,002
    Wyndham Worldwide Corp............................................   174,630    9,089,492
   *Zale Corp.........................................................    35,995      108,705
                                                                                 ------------
Total Consumer Discretionary..........................................            401,543,309
                                                                                 ------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (4.0%)
    Alico, Inc........................................................   3,338 $    97,570
   *Alliance One International, Inc................................... 434,144   1,415,309
    Andersons, Inc. (The).............................................  79,827   3,031,031
   *Bridgford Foods Corp..............................................   2,376      18,628
    Cal-Maine Foods, Inc..............................................   2,794     105,418
    CCA Industries, Inc...............................................   9,592      45,562
  #*Central European Distribution Corp................................  14,621      47,664
   *Central Garden & Pet Co...........................................  69,666     748,213
   *Central Garden & Pet Co. Class A.................................. 182,531   2,084,504
   *Chiquita Brands International, Inc................................ 221,044   1,145,008
    Coca-Cola Bottling Co. Consolidated...............................   6,097     409,536
   *Constellation Brands, Inc. Class A................................ 317,371   8,953,036
   *Constellation Brands, Inc. Class B................................   1,286      36,548
   *Craft Brew Alliance, Inc..........................................  91,153     778,447
  #*Darling International, Inc........................................  15,200     251,104
  #*Dean Foods Co..................................................... 137,680   1,703,102
  #*Dole Food Co., Inc................................................ 201,181   2,367,900
  #*Elizabeth Arden, Inc..............................................  23,006     897,464
   *Farmer Bros. Co...................................................  77,380     603,564
   #Fresh Del Monte Produce, Inc...................................... 253,684   6,215,258
    Golden Enterprises, Inc...........................................  27,634      95,337
   #Griffin Land & Nurseries, Inc.....................................   9,784     281,779
  #*Hain Celestial Group, Inc. (The).................................. 178,430   9,936,767
    Ingles Markets, Inc. Class A......................................  64,005   1,047,122
    Inter Parfums, Inc................................................  10,013     162,811
   #J & J Snack Foods Corp............................................     800      46,232
   *John B. Sanfilippo & Son, Inc.....................................  48,275     818,744
   *Mannatech, Inc....................................................   8,479      51,298
    MGP Ingredients, Inc..............................................  75,349     244,884
    Nash-Finch Co.....................................................  95,436   1,828,554
   *Natural Alternatives International, Inc...........................   9,338      62,658
   *Nutraceutical International Corp..................................  63,623     948,619
    Oil-Dri Corp. of America..........................................  28,763     630,773
   *Omega Protein Corp................................................ 140,627   1,171,423
    Orchids Paper Products Co.........................................  14,189     241,213
   *Overhill Farms, Inc...............................................   1,320       5,082
   *Pantry, Inc. (The)................................................ 120,626   1,716,508
   *Physicians Formula Holdings, Inc..................................  59,491     211,788
   *Pilgrim's Pride Corp..............................................  27,587     128,280
  #*Post Holdings, Inc................................................ 120,107   3,555,167
   *Prestige Brands Holdings, Inc..................................... 268,318   4,403,098
  #*Ralcorp Holdings, Inc............................................. 140,259   8,369,255
    Reliv' International, Inc.........................................   1,105       1,580
   #Safeway, Inc......................................................  49,960     776,878
    Sanderson Farms, Inc..............................................   2,900     106,807
   *Seneca Foods Corp. Class A........................................  30,492     752,543
   *Seneca Foods Corp. Class B........................................   1,786      44,489
   *Smart Balance, Inc................................................ 264,860   2,521,467
  #*Smithfield Foods, Inc............................................. 404,799   7,488,782
   #Snyders-Lance, Inc................................................  15,500     363,165
    Spartan Stores, Inc............................................... 116,340   2,001,048
   *Spectrum Brands Holdings, Inc.....................................  81,722   3,009,821
   #SUPERVALU, Inc.................................................... 353,935     874,219
   *Susser Holdings Corp..............................................  95,254   3,439,622
  #*TreeHouse Foods, Inc..............................................  49,932   2,795,693
   #Universal Corp.................................................... 106,276   4,839,809
    Village Super Market, Inc. Class A................................  16,501     584,300
   #Weis Markets, Inc.................................................  47,530   2,068,981
                                                                               -----------
Total Consumer Staples................................................          98,581,462
                                                                               -----------

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (7.7%)
    Adams Resources & Energy, Inc.....................................  24,137 $ 1,003,134
    Alon USA Energy, Inc.............................................. 135,752   1,482,412
  #*Approach Resources, Inc...........................................  85,023   2,244,607
   *Barnwell Industries, Inc..........................................  24,887      74,661
  #*Basic Energy Services, Inc........................................ 139,833   1,512,993
   #Berry Petroleum Co. Class A.......................................  66,205   2,517,114
  #*Bill Barrett Corp................................................. 162,823   3,429,052
  #*BioFuel Energy Corp...............................................     177         487
    Bolt Technology Corp..............................................  15,738     228,988
  #*BPZ Resources, Inc................................................ 176,207     401,752
    Bristow Group, Inc................................................ 174,043   7,965,948
   *Cal Dive International, Inc....................................... 240,954     390,345
   *Callon Petroleum Co...............................................  50,463     250,801
   *Clayton Williams Energy, Inc......................................   3,200     132,096
   *Comstock Resources, Inc........................................... 129,939   2,102,413
   *Contango Oil & Gas Co.............................................   4,000     237,000
   *CREDO Petroleum Corp..............................................   1,751      25,267
   *Crimson Exploration, Inc.......................................... 115,321     507,412
    Crosstex Energy, Inc.............................................. 137,887   1,860,096
   *Dawson Geophysical Co.............................................  44,858   1,033,528
    Delek US Holdings, Inc............................................ 143,966   2,841,889
    DHT Holdings, Inc.................................................   6,782      44,830
   *Double Eagle Petroleum Co.........................................  56,385     233,998
  #*Endeavour International Corp......................................  68,795     589,573
   *Energy Partners, Ltd.............................................. 149,039   2,518,759
   *ENGlobal Corp.....................................................  13,721      19,621
   *Exterran Holdings, Inc............................................ 259,145   3,827,572
   *Forbes Energy Services, Ltd.......................................   2,238       9,870
  #*Forest Oil Corp...................................................  13,122      89,886
   *GeoResources, Inc.................................................  22,317     746,727
   *Global Geophysical Services, Inc.................................. 112,499     660,369
  #*GMX Resources, Inc................................................ 159,363     129,100
   *Green Plains Renewable Energy, Inc................................ 118,960     528,182
    Gulf Island Fabrication, Inc......................................  69,363   1,928,985
   *Gulfmark Offshore, Inc. Class A................................... 116,629   4,192,813
  #*Harvest Natural Resources, Inc.................................... 171,621   1,352,373
  #*Heckmann Corp..................................................... 165,139     508,628
   *Helix Energy Solutions Group, Inc................................. 562,740  10,061,791
   *Hercules Offshore, Inc............................................ 650,009   2,333,532
   *HKN, Inc..........................................................  63,272     142,362
    HollyFrontier Corp................................................ 209,593   7,836,682
  #*Hornbeck Offshore Services, Inc................................... 152,847   6,473,070
  #*Key Energy Services, Inc.......................................... 121,025     969,410
  #*Lucas Energy, Inc.................................................  38,850      66,822
  #*Magnum Hunter Resources Corp......................................  33,400     126,920
   *Matrix Service Co.................................................  27,249     282,300
   *Mexco Energy Corp.................................................   7,515      43,587
   *Mitcham Industries, Inc...........................................  63,118   1,115,295
   *Nabors Industries, Ltd............................................  63,797     882,950
   *Natural Gas Services Group, Inc...................................  68,721     996,454
  #*Newpark Resources, Inc............................................ 389,176   2,658,072
   #Nordic American Tankers, Ltd......................................   2,829      33,099
   #Overseas Shipholding Group, Inc...................................  29,951     171,320
   *Parker Drilling Co................................................ 561,981   2,601,972
   *Patriot Coal Corp................................................. 140,090      14,009
   #Patterson-UTI Energy, Inc......................................... 473,266   7,326,158
   *PDC Energy, Inc................................................... 105,808   2,772,170
    Penn Virginia Corp................................................  36,626     245,394
   *PHI, Inc. Non-Voting..............................................  96,042   2,562,401
   *PHI, Inc. Voting..................................................     542      13,902
   *Pioneer Energy Services Corp...................................... 263,671   2,119,915

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CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *Plains Exploration & Production Co................................   372,716 $ 14,893,731
   *REX American Resources Corp.......................................   105,778    1,866,982
  #*Rex Energy Corp...................................................    80,200    1,016,936
  #*Rowan Cos. P.L.C..................................................   328,885   11,553,730
  #*SEACOR Holdings, Inc..............................................    69,842    5,933,078
   *SemGroup Corp. Class A............................................    23,770      801,287
   #Ship Finance International, Ltd...................................    15,623      226,221
   #SM Energy Co......................................................    12,542      590,603
    Sunoco, Inc.......................................................   152,012    7,325,458
   *Superior Energy Services, Inc.....................................    89,277    1,934,633
   *Swift Energy Co...................................................   167,159    3,124,202
    Teekay Corp.......................................................   184,398    5,666,551
   *Tesco Corp........................................................    11,106      128,719
  #*Tesoro Corp.......................................................   419,582   11,601,442
   *TETRA Technologies, Inc...........................................   146,054    1,012,154
   *TGC Industries, Inc...............................................     9,105       63,553
    Tidewater, Inc....................................................   146,594    7,120,071
  #*Triangle Petroleum Corp...........................................    65,655      367,011
   *Union Drilling, Inc...............................................    81,524      291,856
   *Unit Corp.........................................................   103,566    4,117,784
  #*USEC, Inc.........................................................   606,905      582,629
   *VAALCO Energy, Inc................................................   105,318      771,981
   *Warren Resources, Inc.............................................    79,922      185,419
    Western Refining, Inc.............................................   378,467    8,905,329
   *Willbros Group, Inc...............................................   188,556    1,291,609
                                                                                 ------------
Total Energy..........................................................            190,845,837
                                                                                 ------------
Financials -- (22.7%)
   *1st Constitution Bancorp..........................................       748        6,844
    1st Source Corp...................................................   212,923    4,731,149
   *1st United Bancorp, Inc...........................................    23,860      141,490
   *21st Century Holding Co...........................................    55,257      259,155
    Access National Corp..............................................    10,205      141,033
  #*Alexander & Baldwin, Inc..........................................   199,071    6,378,235
  #*Allegheny Corp....................................................       479      165,643
    Alliance Bancorp, Inc. of Pennsylvania............................     2,169       26,288
    Alliance Financial Corp...........................................    11,513      404,452
    Allied World Assurance Co. Holdings AG............................   155,508   11,729,968
    Alterra Capital Holdings, Ltd.....................................   192,947    4,489,877
    Ameriana Bancorp..................................................       945        5,670
   *American Capital, Ltd............................................. 1,164,025   11,593,689
    American Equity Investment Life Holding Co........................   311,054    3,630,000
    American Financial Group, Inc.....................................   370,385   13,967,218
   *American Independence Corp........................................    23,061      124,529
    American National Bankshares, Inc.................................    14,962      338,440
   *American National Insurance Co....................................    41,906    2,951,440
   *American River Bankshares.........................................     7,628       51,565
   *American Safety Insurance Holdings, Ltd...........................    58,379    1,042,065
  #*Ameris Bancorp....................................................    69,161      825,782
   *AMERISAFE, Inc....................................................    92,970    2,320,996
   *AmeriServ Financial, Inc..........................................   182,092      520,783
   *Arch Capital Group, Ltd...........................................    43,925    1,704,290
    Argo Group International Holdings, Ltd............................   145,430    4,277,096
    Arrow Financial Corp..............................................     1,089       26,484
    Aspen Insurance Holdings, Ltd.....................................   254,728    7,320,883
    Associated Banc-Corp..............................................   328,656    4,104,913
    Assurant, Inc.....................................................   331,133   11,990,326
    Assured Guaranty, Ltd.............................................   443,343    5,311,249
    Astoria Financial Corp............................................   224,911    2,118,662
    Atlantic American Corp............................................     6,923       19,038
   *Atlantic Coast Financial Corp.....................................     3,926        9,972

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CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Auburn National Bancorporation, Inc...............................       513 $    11,112
   *AV Homes, Inc.....................................................    53,900     667,282
    Axis Capital Holdings, Ltd........................................   281,293   9,243,288
    Baldwin & Lyons, Inc. Class A.....................................       276       6,210
    Baldwin & Lyons, Inc. Class B.....................................    58,778   1,365,413
    Bancfirst Corp....................................................       700      28,434
    Bancorp of New Jersey, Inc........................................       541       5,572
   *Bancorp, Inc. (The)...............................................    69,842     653,023
   #BancorpSouth, Inc.................................................   100,570   1,457,259
   *BancTrust Financial Group, Inc....................................    41,338     122,360
    Bank Mutual Corp..................................................   214,914     915,534
   #Bank of Kentucky Financial Corp...................................     8,736     214,644
    BankFinancial Corp................................................   120,828     949,708
    Banner Corp.......................................................    28,221     641,463
    Bar Harbor Bankshares.............................................    13,518     470,832
   *BBCN Bancorp, Inc.................................................   183,485   2,080,720
   #BCB Bancorp, Inc..................................................     9,368      99,020
  #*BCSB Bancorp, Inc.................................................       891      12,568
   #Beacon Federal Bancorp, Inc.......................................     1,771      35,544
   *Beneficial Mutual Bancorp, Inc....................................     7,187      61,521
   *Berkshire Bancorp, Inc............................................     2,534      20,956
    Berkshire Hills Bancorp, Inc......................................   129,977   2,919,283
   *BofI Holding, Inc.................................................    56,878   1,147,229
    Boston Private Financial Holdings, Inc............................   246,430   2,318,906
    Bridge Bancorp, Inc...............................................       615      12,331
   *Bridge Capital Holdings...........................................    12,594     195,585
    Brookline Bancorp, Inc............................................   214,401   1,803,112
    Bryn Mawr Bank Corp...............................................     8,825     182,501
   #C&F Financial Corp................................................       756      30,943
    Calamos Asset Management, Inc. Class A............................    22,569     238,554
   #California First National Bancorp.................................    17,918     290,988
   *Camco Financial Corp..............................................    16,833      41,746
    Camden National Corp..............................................    24,991     901,425
   *Cape Bancorp, Inc.................................................     1,782      16,537
   #Capital City Bank Group, Inc......................................    33,323     244,258
    Capital Southwest Corp............................................    24,883   2,597,785
    CapitalSource, Inc................................................   400,314   2,622,057
    Capitol Federal Financial, Inc....................................    29,190     342,107
    Cardinal Financial Corp...........................................   129,298   1,655,014
   *Carolina Bank Holdings, Inc.......................................       100         588
    Cash America International, Inc...................................        82       3,142
    Cathay General Bancorp............................................   268,871   4,353,022
   #Center Bancorp, Inc...............................................    42,304     467,459
    Centerstate Banks, Inc............................................    17,780     137,795
    Central Bancorp, Inc..............................................     5,705     180,906
   *Central Pacific Financial Corp....................................     1,332      17,849
    Century Bancorp, Inc. Class A.....................................     3,160      95,053
    CFS Bancorp, Inc..................................................   115,107     618,125
    Chemical Financial Corp...........................................    82,209   1,843,948
   *Chicopee Bancorp, Inc.............................................     8,359     121,122
    Cincinnati Financial Corp.........................................   144,287   5,459,820
  #*Citizens Community Bancorp, Inc...................................    29,400     166,404
    Citizens Holding Co...............................................     1,122      21,991
    Citizens South Banking Corp.......................................    21,973     147,878
  #*Citizens, Inc.....................................................   167,031   1,727,101
    City Holding Co...................................................     7,499     247,842
    Clifton Savings Bancorp, Inc......................................       543       5,294
   #CNB Financial Corp................................................     1,165      19,188
   #CNO Financial Group, Inc.......................................... 1,264,042  10,478,908
    CoBiz Financial, Inc..............................................   135,833     910,081
    Codorus Valley Bancorp, Inc.......................................     4,586      71,633

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
  #*Colonial Financial Services, Inc..................................  14,655 $   193,299
   *Colony Bankcorp, Inc..............................................   4,653      18,612
    Columbia Banking System, Inc......................................  49,165     887,428
    Commercial National Financial Corp................................   1,376      28,896
   #Community Bank System, Inc........................................  97,526   2,682,940
    Community Trust Bancorp, Inc......................................  23,895     810,996
   *Community West Bancshares.........................................  16,252      38,030
  #*CompuCredit Holdings Corp.........................................  91,149     401,056
    Consolidated-Tokoma Land Co.......................................   2,937      82,647
   *Consumer Portfolio Services, Inc..................................  71,236     141,047
   *Cowen Group, Inc. Class A......................................... 191,847     479,618
    Dime Community Bancshares, Inc....................................  13,734     199,143
    Donegal Group, Inc. Class A.......................................  72,219     967,735
    Donegal Group, Inc. Class B.......................................   6,424     114,476
  #*E*Trade Financial Corp............................................ 395,581   3,018,283
    Eagle Bancorp Montana, Inc........................................     101       1,027
    Eastern Insurance Holdings, Inc...................................  53,671     851,222
   *Eastern Virginia Bankshares, Inc..................................   7,095      28,380
    ECB Bancorp, Inc..................................................   1,816      18,087
    Edelman Financial Group, Inc...................................... 144,807   1,255,477
    EMC Insurance Group, Inc.......................................... 142,676   2,884,909
    Employers Holdings, Inc...........................................  43,824     783,573
    Endurance Specialty Holdings, Ltd................................. 188,920   6,549,856
   *Enstar Group, Ltd.................................................     600      56,088
    Enterprise Bancorp, Inc...........................................   8,081     134,225
    Enterprise Financial Services Corp................................  37,342     468,642
    ESB Financial Corp................................................  33,744     475,453
    ESSA Bancorp, Inc.................................................  68,448     723,495
    Evans Bancorp, Inc................................................   8,434     130,727
    Everest Re Group, Ltd............................................. 113,679  11,561,154
   *Farmers Capital Bank Corp.........................................   3,376      26,940
    FBL Financial Group, Inc. Class A................................. 128,577   3,979,458
   #Federal Agricultural Mortgage Corp. Class A.......................   2,471      46,665
    Federal Agricultural Mortgage Corp. Class C.......................  43,772   1,100,428
    Fidelity Bancorp, Inc.............................................   3,280      68,421
    Fidelity National Financial, Inc. Class A......................... 186,959   3,481,177
    Fidelity Southern Corp............................................  30,955     281,076
    Financial Institutions, Inc.......................................  23,700     407,640
   *First Acceptance Corp............................................. 101,596     124,963
    First Advantage Bancorp...........................................   5,541      74,804
   #First American Financial Corp..................................... 297,103   5,442,927
    First Bancorp.....................................................  69,195     589,541
    First Bancorp, Inc................................................  18,788     315,638
  #*First Bancshares, Inc.............................................   2,300      11,270
    First Bancshares, Inc. (The)......................................     171       1,666
    First Busey Corp.................................................. 109,441     509,995
    First Business Financial Services, Inc............................   2,294      50,032
   *First California Financial Group, Inc.............................  15,562     104,421
    First Citizens BancShares, Inc. Class A...........................  20,791   3,415,753
    First Commonwealth Financial Corp................................. 315,226   2,209,734
    First Community Bancshares, Inc...................................  39,147     567,240
    First Defiance Financial Corp.....................................  37,056     602,160
  #*First Federal Bancshares of Arkansas, Inc.........................  11,074      92,136
   *First Federal of Northern Michigan Bancorp, Inc...................   7,296      24,733
    First Financial Corp..............................................  59,016   1,749,824
    First Financial Holdings, Inc.....................................  79,659     939,976
   *First Financial Northwest, Inc.................................... 111,813     916,867
   #First Horizon National Corp.......................................     300       2,469
    First Interstate BancSystem, Inc..................................  24,442     352,209
    First M&F Corp....................................................  11,390      71,188
   *First Marblehead Corp. (The)...................................... 187,792     200,937

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    First Merchants Corp.............................................. 144,409 $2,054,940
    First Midwest Bancorp, Inc........................................ 227,638  2,572,309
    First Niagara Financial Group, Inc................................ 528,271  4,004,294
    First Pactrust Bancorp, Inc.......................................  26,332    296,235
   *First Place Financial Corp........................................ 126,502     94,877
   *First South Bancorp, Inc..........................................     167        708
  #*First United Corp.................................................   6,083     29,807
    First West Virginia Bancorp.......................................     811     12,708
    Firstbank Corp....................................................  16,186    158,299
   *FirstCity Financial Corp..........................................  56,481    508,329
    FirstMerit Corp................................................... 235,464  3,814,517
    Flagstone Reinsurance Holdings SA................................. 305,340  2,131,273
    Flushing Financial Corp........................................... 117,856  1,662,948
    FNB Corp.......................................................... 239,624  2,607,109
  #*Forest City Enterprises, Inc. Class A............................. 123,124  1,737,280
   *Forestar Group, Inc...............................................  39,097    444,924
    Fox Chase Bancorp, Inc............................................  17,579    261,927
   *Franklin Financial Corp...........................................     169      2,728
   #Fulton Financial Corp.............................................  27,660    254,195
   *Genworth Financial, Inc. Class A.................................. 525,160  2,646,806
   #German American Bancorp, Inc......................................  61,710  1,255,799
    Glacier Bancorp, Inc..............................................   1,800     27,306
   *Gleacher & Co., Inc...............................................   5,865      4,106
   *Global Indemnity P.L.C............................................  59,521  1,143,994
    Great Southern Bancorp, Inc.......................................  26,472    811,367
   *Greene Bancshares, Inc............................................  46,641     84,420
   *Greenlight Capital Re, Ltd. Class A...............................   1,500     35,340
   *Guaranty Bancorp.................................................. 263,813    506,521
   *Guaranty Federal Bancshares, Inc..................................  14,051     96,811
   *Hallmark Financial Services, Inc.................................. 106,414    877,916
    Hampden Bancorp, Inc..............................................  14,730    185,745
   #Hancock Holding Co................................................   1,766     53,828
   *Hanmi Financial Corp..............................................  28,632    313,520
    Hanover Insurance Group, Inc. (The)............................... 135,433  4,749,635
    Harleysville Savings Financial Corp...............................   1,426     24,598
   *Harris & Harris Group, Inc........................................ 148,951    554,098
    Hawthorn Bancshares, Inc..........................................   8,440     79,674
    Heartland Financial USA, Inc......................................  10,367    270,890
   *Heritage Commerce Corp............................................  59,091    362,228
    Heritage Financial Corp...........................................  13,978    193,595
    Heritage Financial Group, Inc.....................................   1,394     18,666
    HF Financial Corp.................................................  12,333    157,739
   *Hilltop Holdings, Inc............................................. 239,405  2,516,147
    Hingham Institution for Savings...................................     999     60,649
  #*HMN Financial, Inc................................................  24,144     67,362
  #*Home Bancorp, Inc.................................................   6,423    108,035
    Home Federal Bancorp, Inc.........................................  83,022    823,578
    Homeowners Choice, Inc............................................  30,002    543,936
    HopFed Bancorp, Inc...............................................  28,833    216,248
    Horace Mann Educators Corp........................................ 251,498  4,386,125
    Horizon Bancorp...................................................   2,529     68,232
    Hudson City Bancorp, Inc.......................................... 211,602  1,343,673
    Hudson Valley Holding Corp........................................   4,563     76,932
    IBERIABANK Corp...................................................  42,944  2,011,068
   *ICG Group, Inc.................................................... 298,309  2,666,882
  #*Imperial Holdings, Inc............................................     645      2,470
    Independence Holding Co...........................................  50,444    476,191
    Independent Bank Corp. (453836108)................................  60,023  1,783,283
   *Independent Bank Corp. (453838609)................................  43,229    124,932
    Indiana Community Bancorp.........................................  12,959    296,113
    Infinity Property & Casualty Corp.................................  97,610  5,642,834

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Interactive Brokers Group, Inc. Class A...........................  54,700 $  757,595
   #International Bancshares Corp..................................... 134,061  2,457,338
   *Intervest Bancshares Corp. Class A................................  17,894     67,460
   *INTL. FCStone, Inc................................................  13,556    258,242
   *Investment Technology Group, Inc.................................. 137,565  1,139,038
    Investors Title Co................................................   7,764    415,452
   *Jacksonville Bancorp, Inc.........................................   1,456      1,951
    Janus Capital Group, Inc.......................................... 192,115  1,388,991
   *Jefferies Group, Inc..............................................  91,618  1,148,890
   *Jefferson Bancshares, Inc.........................................   4,587      9,679
    JMP Group, Inc....................................................  45,914    286,044
    Kaiser Federal Financial Group, Inc...............................   3,277     47,648
   #KBW, Inc..........................................................  19,622    316,110
    Kemper Corp....................................................... 248,791  8,140,442
    Kentucky First Federal Bancorp....................................     496      3,725
   *Knight Capital Group, Inc. Class A................................ 305,082  3,151,497
    Lake Shore Bancorp, Inc...........................................   1,066     10,767
    Lakeland Bancorp, Inc............................................. 117,718  1,108,904
    Lakeland Financial Corp...........................................  21,460    552,380
    Landmark Bancorp, Inc.............................................   2,052     41,225
    Legg Mason, Inc................................................... 275,440  6,753,789
    LNB Bancorp, Inc..................................................  50,800    303,276
  #*Louisiana Bancorp, Inc............................................   4,919     78,876
   *LSB Financial Corp................................................     751     13,818
  #*Macatawa Bank Corp................................................ 127,574    414,616
   *Magyar Bancorp, Inc...............................................   6,751     26,666
    Maiden Holdings, Ltd.............................................. 119,491  1,014,479
    MainSource Financial Group, Inc................................... 121,160  1,415,149
   *Malvern Federal Bancorp, Inc......................................     125      1,058
    Marlin Business Services Corp.....................................  61,664    947,159
    Mayflower Bancorp, Inc............................................     475      5,054
    MB Financial, Inc................................................. 168,311  3,398,199
  #*MBIA, Inc......................................................... 654,027  6,245,958
  #*MBT Financial Corp................................................  53,266    157,135
    MCG Capital Corp.................................................. 405,582  1,776,449
    Meadowbrook Insurance Group, Inc.................................. 286,006  2,013,482
    Medallion Financial Corp..........................................  94,078  1,042,384
   *Mercantile Bank Corp..............................................  21,122    349,780
    Merchants Bancshares, Inc.........................................  12,577    332,536
   *Meridian Interstate Bancorp, Inc..................................  12,148    186,715
    Meta Financial Group, Inc.........................................  10,537    224,860
   *Metro Bancorp, Inc................................................  63,319    791,488
   *MetroCorp Bancshares, Inc.........................................  14,362    148,503
  #*MGIC Investment Corp.............................................. 615,523  1,483,410
    MicroFinancial, Inc...............................................  47,656    459,880
    Mid Penn Bancorp, Inc.............................................     262      2,646
    MidSouth Bancorp, Inc.............................................  38,730    551,902
   #MidWestOne Financial Group, Inc...................................  16,967    361,058
    Montpelier Re Holdings, Ltd....................................... 304,675  6,172,716
    MSB Financial Corp................................................   3,000     17,400
    MutualFirst Financial, Inc........................................  17,676    197,441
    NASDAQ OMX Group, Inc. (The)...................................... 406,131  9,219,174
  #*National Financial Partners Corp.................................. 137,664  2,044,310
    National Interstate Corp..........................................   2,138     55,994
    National Penn Bancshares, Inc..................................... 213,785  1,889,859
    National Security Group, Inc......................................     193      1,660
    National Western Life Insurance Co. Class A.......................   5,767    816,550
    Naugatuck Valley Financial Corp...................................   1,247      9,103
   *Navigators Group, Inc. (The)......................................  79,136  3,832,556
    Nelnet, Inc. Class A.............................................. 109,310  2,569,878
   *New Century Bancorp, Inc..........................................   6,103     28,074

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    New England Bancshares, Inc.......................................     902 $    12,078
    New Hampshire Thrift Bancshares, Inc..............................  16,158     202,621
   *NewBridge Bancorp.................................................  51,416     211,320
   *Newport Bancorp, Inc..............................................   1,200      17,022
   *NewStar Financial, Inc............................................ 217,583   2,593,589
    Nicholas Financial, Inc...........................................   4,660      61,605
   *North Valley Bancorp..............................................   2,889      39,637
    Northeast Bancorp.................................................     522       4,406
    Northeast Community Bancorp, Inc..................................  50,944     272,296
   #Northfield Bancorp, Inc...........................................   1,646      24,641
    Northrim Bancorp, Inc.............................................  24,258     489,041
    Northwest Bancshares, Inc.........................................  11,585     134,965
    Norwood Financial Corp............................................   2,332      65,004
    Ocean Shore Holding Co............................................   2,593      33,579
    OceanFirst Financial Corp.........................................  30,566     416,003
   *Ocwen Financial Corp..............................................  87,806   1,735,047
    Ohio Valley Banc Corp.............................................   1,614      31,441
    Old National Bancorp..............................................  80,804     989,041
   #Old Republic International Corp................................... 665,413   5,363,229
  #*Old Second Bancorp, Inc...........................................  56,217      78,704
   *OmniAmerican Bancorp, Inc.........................................  36,092     757,571
    OneBeacon Insurance Group, Ltd. Class A...........................  71,265     904,353
    Oppenheimer Holdings, Inc. Class A................................   4,105      57,101
    Oriental Financial Group, Inc..................................... 118,320   1,228,162
    Oritani Financial Corp............................................   1,900      26,771
    Pacific Continental Corp..........................................  27,098     250,115
   *Pacific Mercantile Bancorp........................................  58,804     392,811
   *Pacific Premier Bancorp, Inc......................................  15,952     142,132
   *Park Sterling Corp................................................  22,158     101,705
    PartnerRe, Ltd.................................................... 155,813  11,287,094
   *Patriot National Bancorp..........................................   8,731      13,620
    Peapack-Gladstone Financial Corp..................................  21,165     323,824
   *Penson Worldwide, Inc.............................................  69,388       7,633
    Peoples Bancorp of North Carolina.................................   4,643      39,883
    Peoples Bancorp, Inc..............................................  55,939   1,222,827
    People's United Financial, Inc.................................... 514,277   5,893,614
  #*PHH Corp.......................................................... 262,166   4,249,711
   *Phoenix Cos., Inc. (The).......................................... 555,107     904,824
   *PICO Holdings, Inc................................................  84,433   2,035,680
   *Pinnacle Financial Partners, Inc.................................. 163,309   3,192,691
   *Piper Jaffray Cos., Inc...........................................  67,973   1,448,505
    Platinum Underwriters Holdings, Ltd............................... 177,200   6,737,144
   *Popular, Inc...................................................... 148,591   2,239,266
   *Porter Bancorp, Inc...............................................   4,952       7,131
  #*Preferred Bank....................................................   7,372      79,470
   *Premier Financial Bancorp, Inc....................................  17,459     137,228
    Presidential Life Corp............................................ 183,075   2,542,912
    PrivateBancorp, Inc...............................................   1,500      22,980
   #ProAssurance Corp.................................................  51,600   4,621,812
   #Protective Life Corp.............................................. 263,755   7,361,402
    Provident Financial Holdings, Inc.................................  12,601     154,236
    Provident Financial Services, Inc................................. 237,143   3,611,688
    Provident New York Bancorp........................................ 197,664   1,632,705
   *Prudential Bancorp, Inc. of Pennsylvania..........................     166         928
    Pulaski Financial Corp............................................  44,928     336,511
    QC Holdings, Inc.................................................. 104,573     367,051
    QCR Holdings, Inc.................................................   2,083      27,912
   #Radian Group, Inc................................................. 443,207   1,240,980
    Reinsurance Group of America, Inc................................. 235,808  13,127,431
    Renasant Corp..................................................... 132,745   2,349,586
    Republic Bancorp, Inc. Class A....................................  11,607     274,041

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES     VALUE+
                                                                          ------     ------
Financials -- (Continued)
   *Republic First Bancorp, Inc.......................................     4,394 $    9,096
    Resource America, Inc. Class A....................................    89,199    541,438
   *Riverview Bancorp, Inc............................................    33,968     48,235
   #RLI Corp..........................................................    37,289  2,401,784
    Rockville Financial, Inc..........................................     9,054    105,479
    Roma Financial Corp...............................................       311      2,827
   *Royal Bancshares of Pennsylvania, Inc. Class A....................     2,632      6,580
   *Rurban Financial Corp.............................................     1,320      9,557
    S&T Bancorp, Inc..................................................    84,218  1,389,597
   *Safeguard Scientifics, Inc........................................    70,114  1,084,664
    Safety Insurance Group, Inc.......................................    72,947  3,091,494
    Salisbury Bancorp, Inc............................................       490     12,005
    Sandy Spring Bancorp, Inc.........................................    97,337  1,733,572
   *Savannah Bancorp, Inc. (The)......................................    15,156     87,147
    SCBT Financial Corp...............................................    23,725    878,774
    SeaBright Holdings, Inc...........................................   114,670    966,668
   *Seacoast Banking Corp. of Florida.................................     2,500      3,500
    Selective Insurance Group, Inc....................................   261,594  4,515,112
    Shore Bancshares, Inc.............................................     8,056     42,616
    SI Financial Group, Inc...........................................    18,503    216,485
    Sierra Bancorp....................................................     2,845     30,385
    Simmons First National Corp. Class A..............................   115,564  2,697,264
    Somerset Hills Bancorp............................................    18,699    160,811
   *Southcoast Financial Corp.........................................    14,454     33,967
   *Southern Community Financial Corp.................................   120,522    379,644
   *Southern Connecticut Bancorp, Inc.................................       800        944
   *Southern First Bancshares, Inc....................................    13,512    113,366
    Southern Missouri Bancorp, Inc....................................       931     20,715
    Southern National Bancorp of Virginia, Inc........................     1,185      8,757
    Southside Bancshares, Inc.........................................    28,050    585,119
   *Southwest Bancorp, Inc............................................    88,280    812,176
    Southwest Georgia Financial Corp..................................       731      6,287
   #StanCorp Financial Group, Inc.....................................    59,972  1,784,767
    State Auto Financial Corp.........................................   163,545  2,121,179
    StellarOne Corp...................................................   110,540  1,480,131
    Sterling Bancorp..................................................    29,440    282,330
    Stewart Information Services Corp.................................    47,396    809,050
   *Stratus Properties, Inc...........................................    42,734    356,829
   *Suffolk Bancorp...................................................       445      5,785
   *Sun Bancorp, Inc..................................................    90,993    267,519
    Susquehanna Bancshares, Inc.......................................   689,407  7,349,079
   *Sussex Bancorp....................................................     5,512     27,009
   *SWS Group, Inc....................................................    81,934    469,482
    Symetra Financial Corp............................................    71,827    835,348
    Synovus Financial Corp............................................ 1,038,192  1,972,565
  #*Taylor Capital Group, Inc.........................................    47,800    834,110
    TCF Financial Corp................................................    43,619    450,584
    Teche Holding Co..................................................     3,776    144,205
    Territorial Bancorp, Inc..........................................     7,348    172,678
  #*Texas Capital Bancshares, Inc.....................................       987     42,530
    TF Financial Corp.................................................     7,550    176,066
    Thomas Properties Group, Inc......................................   202,000  1,018,080
   *Timberland Bancorp, Inc...........................................    59,392    307,651
    Tompkins Financial Corp...........................................    10,650    418,119
   *Tower Financial Corp..............................................     4,978     59,238
    Tower Group, Inc..................................................    51,331    956,810
   #TowneBank.........................................................    56,678    810,495
   *Tree.com, Inc.....................................................    31,489    406,838
    TriCo Bancshares..................................................    20,964    319,701
    TrustCo Bank Corp.................................................    50,433    277,886
   #Trustmark Corp....................................................    88,682  2,144,331

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
   #UMB Financial Corp................................................     600 $     28,836
   #Umpqua Holdings Corp.............................................. 528,346    6,593,758
    Unico American Corp...............................................  35,600      356,000
    Union First Market Bankshares Corp................................ 106,323    1,623,552
   *United Bancshares, Inc............................................     190        1,737
   #United Bankshares, Inc............................................  42,148      982,048
    United Community Bancorp..........................................   1,325        7,990
  #*United Community Banks, Inc.......................................  44,654      304,094
   *United Community Financial Corp................................... 257,483      684,905
    United Financial Bancorp, Inc.....................................  97,879    1,394,776
    United Fire Group, Inc............................................ 108,057    2,117,917
   *United Security Bancshares........................................   1,405        3,414
   *Unity Bancorp, Inc................................................  22,377      133,591
    Universal Insurance Holdings, Inc.................................  36,336      116,275
    Univest Corp. of Pennsylvania.....................................  15,097      240,193
    Validus Holdings, Ltd............................................. 206,711    6,724,309
    ViewPoint Financial Group, Inc....................................  28,419      500,316
   *Virginia Commerce Bancorp, Inc.................................... 103,967      839,014
    VIST Financial Corp...............................................  10,990      134,408
    VSB Bancorp, Inc..................................................   1,342       14,279
   *Walker & Dunlop, Inc..............................................   3,580       45,251
    Washington Banking Co.............................................  14,725      205,856
    Washington Federal, Inc........................................... 132,551    2,111,537
    Washington Trust Bancorp, Inc.....................................  15,872      393,943
   *Waterstone Financial, Inc.........................................   5,158       17,176
    Wayne Savings Bancshares, Inc.....................................   1,300       11,037
    Webster Financial Corp............................................ 205,404    4,214,890
   #WesBanco, Inc..................................................... 185,350    3,838,598
    West Bancorporation, Inc..........................................  90,568      918,360
   *West Coast Bancorp................................................  25,652      510,218
   *Western Alliance Bancorp..........................................  99,513      917,510
    Westfield Financial, Inc.......................................... 115,767      863,622
    White River Capital, Inc..........................................   2,142       48,088
   *Wilshire Bancorp, Inc............................................. 105,247      667,266
    Wintrust Financial Corp........................................... 165,850    6,088,354
   *WSB Holdings, Inc.................................................   4,188       11,517
    WSFS Financial Corp...............................................   3,156      130,753
    WVS Financial Corp................................................   1,304       10,484
   *Yadkin Valley Financial Corp......................................  40,936      114,211
   #Zions Bancorporation.............................................. 307,435    5,595,317
   *ZipRealty, Inc....................................................  93,756      122,820
                                                                               ------------
Total Financials......................................................          561,236,113
                                                                               ------------
Health Care -- (5.7%)
   *Accuray, Inc......................................................  56,052      353,688
   *Addus HomeCare Corp...............................................   4,470       19,668
   *ADVENTRX Pharmaceuticals, Inc.....................................  36,496       23,175
   *Affymetrix, Inc................................................... 307,801    1,289,686
   *Albany Molecular Research, Inc.................................... 177,862      503,349
   *Alere, Inc........................................................ 176,474    3,330,064
   *Allied Healthcare Products, Inc...................................  26,236       74,379
   *Almost Family, Inc................................................  12,486      274,817
   *Alphatec Holdings, Inc............................................  97,873      172,256
   *AMAG Pharmaceuticals, Inc.........................................     954       14,768
   *Amedisys, Inc.....................................................  58,906      718,064
   *American Shared Hospital Services.................................   8,624       26,303
   *AMN Healthcare Services, Inc......................................  82,975      484,574
   *Amsurg Corp.......................................................  83,119    2,455,335
    Analogic Corp.....................................................   1,361       87,131
   *AngioDynamics, Inc................................................ 139,840    1,539,638
   *Anika Therapeutics, Inc...........................................  69,147      840,136

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
    Arrhythmia Research Technology, Inc...............................   1,132 $     3,362
    Assisted Living Concepts, Inc. Class A............................ 111,540   1,562,675
   *Astex Pharmaceuticals, Inc........................................  65,090     161,423
   *BioClinica, Inc...................................................   2,666      13,863
   *BioScrip, Inc..................................................... 146,796     933,623
   *Cambrex Corp...................................................... 172,443   1,591,649
    Cantel Medical Corp............................................... 114,142   2,981,389
   *Capital Senior Living Corp........................................ 217,840   2,448,522
   *CardioNet, Inc.................................................... 103,782     202,375
   *Celldex Therapeutics, Inc.........................................  14,600      75,482
   *Chindex International, Inc........................................     856       8,945
  #*Community Health Systems, Inc..................................... 199,049   4,898,596
    CONMED Corp....................................................... 176,339   4,838,742
    Cooper Cos., Inc. (The)...........................................  95,743   7,205,618
    Coventry Health Care, Inc......................................... 383,447  12,780,289
   *Cross Country Healthcare, Inc..................................... 171,944     784,065
   *CryoLife, Inc.....................................................  34,192     190,108
  #*Cumberland Pharmaceuticals, Inc...................................  76,859     468,840
   *Cutera, Inc.......................................................  74,484     509,471
   *Cynosure, Inc. Class A............................................  48,648   1,218,146
    Daxor Corp........................................................  10,080      90,367
   *Digirad Corp......................................................  50,370     100,740
   *Dynacq Healthcare, Inc............................................   6,462       3,968
    Ensign Group, Inc. (The)..........................................  11,311     317,274
   *Enzo Biochem, Inc................................................. 126,121     189,182
  #*Enzon Pharmaceuticals, Inc........................................  29,498     195,572
   *Exactech, Inc.....................................................   4,148      68,649
   *ExamWorks Group, Inc..............................................   4,409      57,537
   *Five Star Quality Care, Inc....................................... 131,615     469,866
   *Furiex Pharmaceuticals, Inc.......................................   8,033     154,394
   *Gentiva Health Services, Inc...................................... 148,186     986,919
   *Greatbatch, Inc................................................... 128,397   2,931,304
   *Hanger, Inc.......................................................  26,246     676,359
   *Harvard Bioscience, Inc........................................... 148,250     548,525
   *Healthways, Inc................................................... 133,818   1,500,100
   *Hi-Tech Pharmacal Co., Inc........................................  13,154     451,971
  #*Hologic, Inc...................................................... 551,084  10,206,076
   *ICU Medical, Inc..................................................   2,903     154,817
   *Idera Pharmaceuticals, Inc........................................ 127,068     129,609
  #*Infinity Pharmaceuticals, Inc.....................................     170       2,968
   *IntegraMed America, Inc...........................................  87,904   1,224,503
    Invacare Corp..................................................... 121,743   1,715,359
   *Iridex Corp.......................................................  16,140      53,908
   *IRIS International, Inc...........................................     669       6,951
    Kewaunee Scientific Corp..........................................  10,051     119,004
   *Kindred Healthcare, Inc........................................... 151,581   1,435,472
   *K-V Pharmaceutical Co. Class B....................................     466         263
  #*Lannet Co., Inc...................................................  92,274     436,456
   *LCA-Vision, Inc...................................................  83,664     295,334
    LeMaitre Vascular, Inc............................................  69,901     440,376
   *LHC Group, Inc....................................................  10,545     188,650
   *LifePoint Hospitals, Inc.......................................... 217,249   8,281,532
   *Magellan Health Services, Inc.....................................   7,736     372,875
   *Maxygen, Inc...................................................... 153,765     927,203
   *MedAssets, Inc....................................................  55,641     733,905
   *MedCath Corp...................................................... 116,120     896,446
   *Medical Action Industries, Inc....................................  84,668     294,645
   *MediciNova, Inc...................................................  19,847      32,748
   *Medtox Scientific, Inc............................................  28,790     777,330
   *Metabolix, Inc....................................................   2,188       4,048
   *Metropolitan Health Networks, Inc.................................   1,062       8,953

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   *Misonix, Inc......................................................  28,468 $     68,893
  #*Molina Healthcare, Inc............................................ 121,269    2,960,176
   *Myrexis, Inc......................................................  18,679       47,631
    National Healthcare Corp..........................................   3,984      173,981
   *Natus Medical, Inc................................................ 117,056    1,446,812
   *NuVasive, Inc.....................................................   2,118       44,245
   #Omnicare, Inc..................................................... 312,425    9,813,269
   *Omnicell, Inc.....................................................  19,777      258,090
   #Owens & Minor, Inc................................................   5,011      141,360
   *Palomar Medical Technologies, Inc.................................  15,898      127,343
   *PDI, Inc..........................................................  94,402      677,806
    PerkinElmer, Inc..................................................  44,813    1,144,972
  #*PharMerica Corp................................................... 150,112    1,544,652
  #*PhotoMedex, Inc...................................................     414        5,750
   *Pozen, Inc........................................................  57,918      365,463
   *Progenics Pharmaceuticals, Inc....................................   5,584       29,093
   *Providence Service Corp. (The)....................................  24,333      313,896
   *Repligen Corp..................................................... 106,538      428,283
   *Rochester Medical Corp............................................   5,569       55,579
   *RTI Biologics, Inc................................................ 222,697      792,801
  #*SciClone Pharmaceuticals, Inc..................................... 190,490    1,095,318
  #*Select Medical Holdings Corp......................................  39,721      423,029
   *Skilled Healthcare Group, Inc. Class A............................  75,326      409,020
   *Solta Medical, Inc................................................  61,444      200,922
    Span-American Medical System, Inc.................................  12,454      211,718
   #STERIS Corp.......................................................   7,500      225,975
   *Strategic Diagnostics, Inc........................................  38,143       50,730
   *Sucampo Pharmaceuticals, Inc. Class A.............................  41,716      168,533
   *Sun Healthcare Group, Inc.........................................  39,056      326,508
   *SunLink Health Systems, Inc.......................................  12,035       13,479
   *SurModics, Inc....................................................  16,234      258,770
   *Symmetry Medical, Inc............................................. 147,122    1,140,196
   #Teleflex, Inc..................................................... 100,291    6,392,548
   *Theragenics Corp.................................................. 181,929      334,749
   *TranS1, Inc.......................................................  21,113       52,782
  #*Transcept Pharmaceuticals, Inc....................................  46,250      281,662
   *Triple-S Management Corp. Class B.................................  97,966    1,784,941
   *Universal American Corp........................................... 390,226    3,496,425
    Utah Medical Products, Inc........................................   1,047       35,451
  #*ViroPharma, Inc................................................... 339,632    7,373,411
  #*Wizzard Software Corp.............................................   4,937       17,280
  #*Wright Medical Group, Inc......................................... 110,524    2,060,167
    Young Innovations, Inc............................................  31,812    1,148,095
                                                                               ------------
Total Health Care.....................................................          140,508,176
                                                                               ------------
Industrials -- (14.0%)
   *A.T. Cross Co. Class A............................................  70,624      680,109
    AAR Corp.......................................................... 196,594    2,793,601
    ABM Industries, Inc...............................................   3,978       73,991
  #*ACCO Brands Corp..................................................  66,404      562,442
   *Accuride Corp.....................................................   9,942       51,599
    Aceto Corp........................................................ 186,980    1,641,684
   #Acorn Energy, Inc.................................................  15,093      131,007
   *Adept Technology, Inc.............................................  53,363      210,250
  #*AECOM Technology Corp............................................. 213,036    3,453,314
   *Aegion Corp.......................................................  58,951    1,025,747
  #*AeroCentury Corp..................................................   9,884      108,724
   *AGCO Corp.........................................................  14,529      636,951
   *Air Transport Services Group, Inc................................. 244,443    1,180,660
    Aircastle, Ltd.................................................... 308,593    3,650,655
    Alamo Group, Inc..................................................  66,141    1,893,617

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Alaska Air Group, Inc.............................................  27,618 $  962,487
    Albany International Corp. Class A................................  60,269  1,078,815
  o*Allied Defense Group, Inc. (The)..................................  24,210    129,524
    Allied Motion Technologies, Inc...................................   1,075      6,289
    Altra Holdings, Inc...............................................   4,341     71,713
    Amerco, Inc.......................................................  89,112  8,323,061
   *Ameresco, Inc. Class A............................................   5,825     70,832
   *American Railcar Industries, Inc.................................. 107,451  3,269,734
   *American Reprographics Co......................................... 104,339    455,961
   *American Superconductor Corp......................................  10,626     39,422
   *American Woodmark Corp............................................  54,061    901,197
    Ampco-Pittsburgh Corp.............................................  29,626    465,424
   *AMREP Corp........................................................   7,453     45,277
    Apogee Enterprises, Inc........................................... 153,531  2,485,667
    Applied Industrial Technologies, Inc..............................  93,051  3,457,775
    Argan, Inc........................................................   1,349     21,328
    Arkansas Best Corp................................................ 114,421  1,566,424
   #Armstrong World Industries, Inc................................... 100,661  3,890,548
   *Arotech Corp......................................................  33,900     29,832
  #*Ascent Solar Technologies, Inc....................................  29,094     30,549
  #*Asset Acceptance Capital Corp.....................................  52,690    307,183
    Asta Funding, Inc.................................................  54,947    512,106
   *Astec Industries, Inc.............................................     700     20,440
   *Atlas Air Worldwide Holdings, Inc................................. 111,729  5,068,027
   *Avalon Holding Corp. Class A......................................  12,727     45,944
  #*Avis Budget Group, Inc............................................ 549,560  7,897,177
    Baltic Trading, Ltd...............................................   6,768     21,522
    Barnes Group, Inc.................................................  64,910  1,548,753
    Barrett Business Services, Inc....................................  26,591    694,557
  #*Beacon Roofing Supply, Inc........................................   1,100     29,161
   *BlueLinx Holdings, Inc............................................  74,449    160,065
    Brady Corp. Class A...............................................  63,268  1,678,500
   *Breeze-Eastern Corp...............................................   6,840     47,880
    Briggs & Stratton Corp............................................ 151,404  2,640,486
   *Builders FirstSource, Inc.........................................  46,233    166,439
   *CAI International, Inc............................................  42,197    872,634
    Cascade Corp......................................................  20,590    969,995
   *Casella Waste Systems, Inc. Class A...............................  75,569    381,623
   *CBIZ, Inc.........................................................  49,973    264,357
    CDI Corp.......................................................... 122,876  1,985,676
   #CECO Environmental Corp...........................................  13,400    107,200
    Celadon Group, Inc................................................  94,818  1,415,633
    Ceradyne, Inc..................................................... 123,938  2,726,636
   *Champion Industries, Inc..........................................  41,391     10,658
  #*Chart Industries, Inc.............................................  36,324  2,355,975
   #Chicago Rivet & Machine Co........................................   1,983     37,598
    CIRCOR International, Inc.........................................  59,669  1,837,209
   *Columbus McKinnon Corp............................................  52,730    775,658
    Comfort Systems USA, Inc..........................................  42,908    420,069
    CompX International, Inc..........................................   5,744     73,753
   *Consolidated Graphics, Inc........................................  51,749  1,226,969
    Courier Corp......................................................  26,078    289,987
    Covanta Holding Corp.............................................. 200,902  3,451,496
   *Covenant Transportation Group, Inc. Class A.......................  76,284    379,131
   *CPI Aerostructures, Inc...........................................  27,413    311,138
   *CRA International, Inc............................................  44,458    688,654
    Curtiss-Wright Corp............................................... 181,247  5,431,973
   *Dolan Co. (The)...................................................  92,147    449,677
   #Douglas Dynamics, Inc.............................................  19,306    258,121
   *Ducommun, Inc.....................................................  63,364    624,769
   *Dycom Industries, Inc............................................. 160,497  2,795,858

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES     VALUE+
                                                                          ------     ------
Industrials -- (Continued)
    Dynamic Materials Corp............................................    10,868 $  181,604
  #*Eagle Bulk Shipping, Inc..........................................    72,477    210,183
    Eastern Co. (The).................................................    34,260    611,541
    Ecology & Environment, Inc. Class A...............................     7,348     88,543
   *Encore Capital Group, Inc.........................................    82,441  2,308,348
    Encore Wire Corp..................................................   119,350  3,270,190
  #*Energy Recovery, Inc..............................................    17,358     39,056
   *EnergySolutions, Inc..............................................   218,562    362,813
   *EnerSys...........................................................    72,816  2,486,666
    Ennis, Inc........................................................   135,708  1,946,053
   *EnPro Industries, Inc.............................................    74,546  2,569,601
    ESCO Technologies, Inc............................................    72,124  2,597,185
    Espey Manufacturing & Electronics Corp............................    13,355    381,152
  #*Esterline Technologies Corp.......................................   118,749  6,972,941
   *Excel Maritime Carriers, Ltd......................................    67,726     29,122
    Exelis, Inc.......................................................   148,220  1,393,268
   *Federal Signal Corp...............................................   170,800    968,436
   *Flow International Corp...........................................   107,430    343,776
   *Franklin Covey Co.................................................    80,452    837,505
    FreightCar America, Inc...........................................    54,613  1,110,828
   *Frozen Food Express Industries....................................   131,556    199,965
  #*FTI Consulting, Inc...............................................   109,169  2,787,085
   *Fuel Tech, Inc....................................................    23,411    122,557
   *Furmanite Corp....................................................     5,153     23,085
    G & K Services, Inc. Class A......................................    90,054  2,837,602
   #GATX Corp.........................................................   210,036  8,836,215
  #*Genco Shipping & Trading, Ltd.....................................   122,084    263,701
   *Gencor Industries, Inc............................................    32,703    249,524
  #*General Cable Corp................................................   131,849  3,445,214
  #*Geo Group, Inc. (The).............................................   161,459  3,732,932
   *GeoEye, Inc.......................................................    24,236    616,321
   *Gibraltar Industries, Inc.........................................   148,222  1,411,073
    Global Power Equipment Group, Inc.................................     2,493     51,231
   *GP Strategies Corp................................................    94,414  1,615,424
    Granite Construction, Inc.........................................   155,442  4,025,948
    Great Lakes Dredge & Dock Corp....................................   340,250  2,425,982
   *Greenbrier Cos., Inc..............................................   118,537  1,932,153
    Griffon Corp......................................................   290,815  2,556,264
   *H&E Equipment Services, Inc.......................................   152,335  2,150,970
    Hardinge, Inc.....................................................    76,466    697,370
   *Harsco Corp.......................................................    12,304    261,460
  #*Hawaiian Holdings, Inc............................................    78,678    501,179
    Heidrick & Struggles International, Inc...........................    15,769    210,989
   *Heritage-Crystal Clean, Inc.......................................       722     12,621
   *Hill International, Inc...........................................    97,657    379,886
   *Hudson Global, Inc................................................   108,545    493,880
  #*Huntington Ingalls Industries, Inc................................    16,595    647,039
   *Hurco Cos., Inc...................................................    33,133    675,913
   *Huron Consulting Group, Inc.......................................     6,141    206,829
   *ICF International, Inc............................................    39,610    973,218
  #*InnerWorkings, Inc................................................     2,974     35,658
   *Innovative Solutions & Support, Inc...............................    11,934     40,576
    Insteel Industries, Inc...........................................    70,866    705,825
   *Interline Brands, Inc.............................................   158,542  4,023,796
    International Shipholding Corp....................................    31,520    582,490
    Intersections, Inc................................................    86,212  1,227,659
  #*JetBlue Airways Corp.............................................. 1,241,249  6,839,282
   *Kadant, Inc.......................................................    66,032  1,367,523
    Kaman Corp........................................................    18,803    612,602
  #*KAR Auction Services, Inc.........................................    34,924    559,133
    Kaydon Corp.......................................................    39,653    836,678

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Kelly Services, Inc. Class A...................................... 154,915 $1,837,292
   *Key Technology, Inc...............................................  15,076    135,835
    Kimball International, Inc. Class B............................... 137,005  1,280,997
   *Korn/Ferry International..........................................  67,241    884,892
   *Kratos Defense & Security Solutions, Inc..........................  20,229    114,294
    KSW, Inc..........................................................  10,701     40,236
    L.B. Foster Co. Class A...........................................  27,436    811,831
    L.S. Starrett Co. Class A (The)...................................  17,861    208,438
    Lawson Products, Inc..............................................  50,221    488,148
   *Layne Christensen Co..............................................  84,898  1,791,348
   *LMI Aerospace, Inc................................................  57,594  1,038,420
    LSI Industries, Inc............................................... 111,727    720,639
   *Lydall, Inc....................................................... 112,638  1,437,261
    Manpower, Inc.....................................................  55,050  1,958,679
    Marten Transport, Ltd............................................. 162,595  2,918,580
   *Mastech Holdings, Inc.............................................     407      2,279
   *Matson, Inc....................................................... 199,071  4,889,184
    McGrath RentCorp..................................................  61,139  1,626,909
   *Metalico, Inc..................................................... 280,468    544,108
    Met-Pro Corp......................................................  29,547    267,400
   *MFRI, Inc.........................................................  51,844    352,798
   *Michael Baker Corp................................................  10,527    265,491
    Miller Industries, Inc............................................  61,625  1,011,882
   *Mobile Mini, Inc.................................................. 193,022  2,764,075
  #*Moog, Inc. Class A................................................  36,339  1,322,376
   *Moog, Inc. Class B................................................   3,308    120,742
    Mueller Industries, Inc...........................................  78,555  3,348,800
    Mueller Water Products, Inc. Class A.............................. 498,324  1,764,067
    Multi-Color Corp..................................................  32,723    636,135
   *MYR Group, Inc....................................................  69,460  1,133,587
    NACCO Industries, Inc. Class A....................................  24,251  2,428,738
   *National Technical Systems, Inc................................... 104,047    703,358
   *Navigant Consulting, Inc..........................................  83,529    971,442
    NL Industries, Inc................................................  37,233    439,349
   *NN, Inc........................................................... 140,186  1,261,674
   *Northwest Pipe Co.................................................  60,065  1,462,583
  #*Ocean Power Technologies, Inc.....................................  51,668    124,003
   *On Assignment, Inc................................................ 187,749  2,927,007
   *Orion Energy Systems, Inc.........................................  31,142     69,135
   *Orion Marine Group, Inc...........................................  14,709    106,346
   *Oshkosh Corp......................................................  74,294  1,673,101
   *Owens Corning, Inc................................................ 367,806  9,879,269
    P.A.M. Transportation Services, Inc...............................  60,286    563,674
   *Pacer International, Inc..........................................  58,238    244,600
   *Park-Ohio Holdings Corp...........................................   1,185     20,346
   *Patrick Industries, Inc...........................................   7,869     91,595
   *Patriot Transportation Holding, Inc...............................  26,146    607,633
   *PGT, Inc..........................................................  17,258     50,739
   *Pike Electric Corp................................................  97,984    839,723
   *Powell Industries, Inc............................................  10,869    372,481
   *PowerSecure International, Inc....................................  77,007    351,922
    Preformed Line Products Co........................................  20,674  1,119,084
    Providence & Worcester Railroad Co................................  13,495    181,373
    Quanex Building Products Corp.....................................  13,125    221,812
  #*Quanta Services, Inc.............................................. 356,907  8,205,292
   *RailAmerica, Inc.................................................. 116,976  3,208,652
   *RCM Technologies, Inc.............................................  92,190    501,514
  #*Republic Airways Holdings, Inc.................................... 185,648    844,698
    Resources Connection, Inc.........................................  30,474    344,051
   *Roadrunner Transportation Systems, Inc............................  24,609    429,919
   #Robbins & Myers, Inc..............................................  36,322  1,665,000

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
   #RR Donnelley & Sons Co............................................   1,049 $     12,714
   *Rush Enterprises, Inc. Class A.................................... 206,243    3,330,824
  #*Rush Enterprises, Inc. Class B....................................  51,902      696,525
    Ryder System, Inc................................................. 233,530    9,210,423
   *Saia, Inc.........................................................  97,694    2,207,884
    Schawk, Inc....................................................... 131,566    1,497,221
   *Seaboard Corp.....................................................   2,639    5,805,800
    SeaCube Container Leasing, Ltd....................................  13,087      229,808
    Servotronics, Inc.................................................   6,561       51,569
    SIFCO Industries, Inc.............................................  14,049      270,443
    SkyWest, Inc...................................................... 237,809    1,664,663
   *SL Industries, Inc................................................  12,775      175,656
   *Sparton Corp......................................................  56,079      549,013
    Standard Register Co. (The).......................................  84,080       68,105
    Standex International Corp........................................  74,287    3,177,998
    Steelcase, Inc. Class A........................................... 222,357    1,905,599
   *Sterling Construction Co., Inc....................................  39,400      391,242
   *Supreme Industries, Inc. Class A..................................  30,333      121,029
   *SYKES Enterprises, Inc............................................  50,783      751,081
    Sypris Solutions, Inc.............................................  26,770      166,242
   #TAL International Group, Inc...................................... 113,836    3,887,499
   *Tecumseh Products Co. Class A.....................................  26,018      141,018
  #*Tecumseh Products Co. Class B.....................................   7,143       39,965
  #*Terex Corp........................................................ 221,495    4,319,152
   *Tetra Tech, Inc...................................................     900       23,139
   #Titan International, Inc..........................................  49,700    1,027,299
   *Titan Machinery, Inc..............................................  47,262    1,344,131
   *TMS International Corp. Class A...................................     466        4,557
   *TRC Cos., Inc.....................................................  84,024      552,038
   *Trimas Corp....................................................... 161,361    3,507,988
    Trinity Industries, Inc........................................... 277,414    7,767,592
    Triumph Group, Inc................................................  82,014    5,128,335
   *Tufco Technologies, Inc...........................................   2,746       10,517
   *Tutor Perini Corp................................................. 213,427    2,424,531
   #Twin Disc, Inc....................................................  43,686      855,372
   *Ultralife Corp....................................................  40,258      157,409
   #UniFirst Corp.....................................................  54,384    3,405,526
   #United Stationers, Inc............................................   1,300       32,773
    Universal Forest Products, Inc....................................  81,505    2,602,455
   *Universal Power Group, Inc........................................   5,390       10,295
   *Universal Security Instruments, Inc...............................     793        3,846
    Universal Truckload Services, Inc.................................  13,584      202,266
    URS Corp.......................................................... 209,771    7,356,669
    US Home Systems, Inc..............................................  16,586      151,098
   *USA Truck, Inc....................................................  63,291      265,189
   *Versar, Inc.......................................................   1,000        3,030
    Viad Corp......................................................... 104,802    1,816,219
   *Virco Manufacturing Corp..........................................  26,552       40,094
   *Volt Information Sciences, Inc....................................   2,865       19,482
    VSE Corp..........................................................   1,501       34,463
   #Watts Water Technologies, Inc. Class A............................ 115,180    3,874,655
   *Willdan Group, Inc................................................  16,551       23,585
   *Willis Lease Finance Corp.........................................  36,581      458,726
  #*XPO Logistics, Inc................................................   5,599       71,219
                                                                               ------------
Total Industrials.....................................................          347,733,367
                                                                               ------------
Information Technology -- (11.1%)
   *Accelrys, Inc..................................................... 163,405    1,326,849
   *Acxiom Corp.......................................................   2,200       36,894
   *Advanced Energy Industries, Inc...................................  49,330      607,746
   *Aetrium, Inc......................................................   1,880        1,391

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *Agilysys, Inc..................................................... 117,956 $ 1,025,038
   *Alpha & Omega Semiconductor, Ltd..................................  16,887     130,199
    American Software, Inc. Class A...................................  25,135     202,588
  #*Amkor Technology, Inc............................................. 101,357     540,233
  #*Amtech Systems, Inc...............................................  49,401     209,954
   *ANADIGICS, Inc.................................................... 290,487     368,918
   *Analysts International Corp.......................................  15,261      63,486
   *Anaren, Inc....................................................... 110,002   2,207,740
  #*AOL, Inc.......................................................... 189,250   6,029,505
   *Applied Micro Circuits Corp.......................................  84,907     485,668
  #*Arris Group, Inc.................................................. 446,020   5,659,994
   *Arrow Electronics, Inc............................................ 351,633  11,867,614
    Astro-Med, Inc....................................................  19,318     157,731
   *ATMI, Inc......................................................... 124,592   2,364,756
  #*AuthenTec, Inc....................................................  21,952     184,397
   *Aviat Networks, Inc............................................... 149,567     338,021
   *Avid Technology, Inc.............................................. 146,287   1,347,303
  #*Avnet, Inc........................................................ 258,322   8,137,143
    AVX Corp..........................................................  89,393     870,688
    Aware, Inc........................................................  44,623     276,216
   *Axcelis Technologies, Inc......................................... 181,492     154,268
   *AXT, Inc.......................................................... 170,997     596,780
    Bel Fuse, Inc. Class A............................................  11,057     197,146
    Bel Fuse, Inc. Class B............................................  48,330     871,390
   *Benchmark Electronics, Inc........................................ 259,534   4,090,256
    Black Box Corp....................................................  89,308   2,379,165
   *Blucora, Inc...................................................... 190,556   2,905,979
   *Brightpoint, Inc..................................................  39,909     357,984
   *BroadVision, Inc..................................................  19,245     162,428
   *Brocade Communications Systems, Inc............................... 596,259   2,963,407
    Brooks Automation, Inc............................................  75,371     697,935
   *BSQUARE Corp......................................................  33,534     103,285
   *BTU International, Inc............................................   7,174      17,146
    Cabot Microelectronics Corp.......................................   6,084     178,870
  #*CACI International, Inc. Class A.................................. 129,356   7,302,146
   *Calix, Inc........................................................   2,457      11,327
   *Cascade Microtech, Inc............................................  70,739     316,911
   *Checkpoint Systems, Inc........................................... 117,965     907,151
   *CIBER, Inc........................................................ 361,700   1,356,375
  #*Coherent, Inc.....................................................  11,994     585,667
    Cohu, Inc......................................................... 137,726   1,184,444
 o#*Commerce One LLC..................................................     110          --
    Communications Systems, Inc.......................................  41,462     475,569
   #Computer Sciences Corp............................................  62,004   1,526,538
    Comtech Telecommunications Corp................................... 100,462   2,744,622
   *Concurrent Computer Corp..........................................  35,360     149,219
    Convergys Corp.................................................... 551,669   8,131,601
  #*CoreLogic, Inc.................................................... 185,449   4,265,327
   *Cray, Inc.........................................................  66,170     822,493
  #*Cree, Inc.........................................................  61,845   1,481,188
   *CSG Systems International, Inc....................................  45,289     798,445
    CSP, Inc..........................................................   4,766      19,064
    CTS Corp.......................................................... 186,239   1,657,527
   *CyberOptics Corp..................................................  72,104     596,300
    Daktronics, Inc...................................................  11,848      91,585
   *Datalink Corp.....................................................  25,554     201,110
   *Dataram Corp......................................................  20,311      12,587
   *Digi International, Inc........................................... 136,084   1,245,169
   *Digital River, Inc................................................  14,754     262,474
   *Ditech Networks, Inc.............................................. 196,892     161,511
   *Dot Hill Systems Corp.............................................  29,721      30,315

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
   *DSP Group, Inc.................................................... 119,409 $   690,184
   *Dynamics Research Corp............................................  47,930     275,598
    EarthLink, Inc.................................................... 483,446   3,311,605
   *EchoStar Corp. Class A............................................ 130,677   3,763,498
   *Edgewater Technology, Inc.........................................  75,244     282,165
    Electro Rent Corp................................................. 121,441   2,035,351
    Electro Scientific Industries, Inc................................ 161,087   1,999,090
   *Electronics for Imaging, Inc...................................... 199,356   2,914,585
  #*EMCORE Corp.......................................................  42,152     209,917
   *Emulex Corp....................................................... 243,455   1,575,154
   *Entropic Communications, Inc......................................  45,974     275,844
    EPIQ Systems, Inc................................................. 139,749   1,577,766
   *ePlus, Inc........................................................  41,062   1,395,287
   *Euronet Worldwide, Inc............................................  82,212   1,502,835
   *Exar Corp......................................................... 221,918   1,642,193
   *Extreme Networks.................................................. 345,705   1,106,256
  #*Fabrinet..........................................................   6,373      84,633
  #*Fairchild Semiconductor International, Inc........................ 322,168   4,465,248
   *FormFactor, Inc...................................................  58,274     356,637
   *Frequency Electronics, Inc........................................  28,958     258,595
   *FSI International, Inc............................................  95,765     346,669
   *GigOptix, Inc.....................................................  10,692      28,013
   *Global Cash Access Holdings, Inc..................................  26,527     171,364
   *Globecomm Systems, Inc............................................ 114,562   1,166,241
   *GSE Systems, Inc..................................................  56,149     131,950
   *GSI Group, Inc....................................................  21,795     224,489
   *GSI Technology, Inc............................................... 103,525     495,885
   *Hackett Group, Inc. (The)......................................... 219,091   1,031,919
   *Harmonic, Inc..................................................... 204,726     868,038
  #*Hutchinson Technology, Inc........................................  74,698     103,830
   *I.D. Systems, Inc.................................................  60,484     260,081
    IAC/InterActiveCorp............................................... 254,127  13,369,621
   *Identive Group, Inc............................................... 107,678      96,372
  #*IEC Electronics Corp..............................................     700       4,403
   *iGo, Inc..........................................................  17,711       9,033
   *Ikanos Communications, Inc........................................  21,929      19,955
   *Imation Corp...................................................... 116,292     647,746
  #*Ingram Micro, Inc. Class A........................................ 553,452   8,296,245
   *Innodata, Inc.....................................................     600       2,304
   *Insight Enterprises, Inc.......................................... 124,283   2,082,983
   *Integrated Device Technology, Inc................................. 371,575   1,872,738
   *Integrated Silicon Solution, Inc.................................. 139,849   1,360,731
   *Intermec, Inc.....................................................  19,389     116,722
   *Internap Network Services Corp.................................... 258,860   1,667,058
  #*International Rectifier Corp...................................... 171,234   2,917,827
   *Interphase Corp...................................................  36,892     129,122
    Intersil Corp. Class A............................................ 411,155   3,786,738
   *Intevac, Inc...................................................... 114,179     670,231
   *Intralinks Holdings, Inc..........................................   3,562      15,530
   *IntriCon Corp.....................................................  13,375      78,779
   *IXYS Corp......................................................... 110,815   1,119,232
   *JDA Software Group, Inc...........................................   1,794      53,067
   *Kemet Corp........................................................  53,152     256,724
   *Key Tronic Corp...................................................  68,452     507,914
    Keynote Systems, Inc..............................................  95,505   1,313,194
  #*KIT Digital, Inc.................................................. 141,414     452,525
   *Kopin Corp........................................................ 236,190     857,370
   *Kulicke & Soffa Industries, Inc................................... 105,247   1,165,084
   *KVH Industries, Inc...............................................  24,703     322,374
   *Lattice Semiconductor Corp........................................ 250,599     929,722
   *LeCroy Corp.......................................................  38,907     555,981

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *LGL Group, Inc. (The).............................................   9,533 $   54,243
  #*Limelight Networks, Inc........................................... 155,330    431,817
   *LoJack Corp.......................................................   5,181     16,217
   *LookSmart, Ltd....................................................  97,045     87,340
    Loral Space & Communications, Inc.................................  49,041  3,528,500
   *LTX-Credence Corp.................................................  37,443    219,416
    ManTech International Corp. Class A...............................  73,769  1,617,754
    Marchex, Inc. Class B.............................................  91,998    319,233
   *Market Leader, Inc................................................  64,356    343,661
   *Mattson Technology, Inc...........................................  40,655     35,776
   *MaxLinear, Inc. Class A...........................................   1,934      9,128
   *Measurement Specialties, Inc......................................  47,749  1,421,965
   *MEMC Electronic Materials, Inc....................................  30,600     58,752
   *MEMSIC, Inc.......................................................  24,996     52,492
  #*Mentor Graphics Corp..............................................   2,200     33,616
   *Mercury Computer Systems, Inc.....................................  91,672  1,069,812
    Methode Electronics, Inc.......................................... 142,750  1,256,200
    MKS Instruments, Inc.............................................. 136,762  3,610,517
   *ModusLink Global Solutions, Inc................................... 205,727    703,586
  #*Monster Worldwide, Inc............................................  97,544    707,194
   *MoSys, Inc........................................................  21,314     68,844
   *Multi-Fineline Electronix, Inc....................................  18,031    471,871
   *Nanometrics, Inc..................................................  25,418    386,099
   *NAPCO Security Technologies, Inc..................................   2,643      7,903
  #*NeoPhotonics Corp.................................................     131        650
   *Network Equipment Technologies, Inc...............................  64,128     84,649
   *Newport Corp...................................................... 148,459  1,670,164
   *Novatel Wireless, Inc............................................. 110,893    261,707
  #*NumereX Corp. Class A.............................................     231      2,197
   *Oclaro, Inc....................................................... 187,231    524,246
   *Official Payments Holdings, Inc................................... 192,313    763,483
  #*OmniVision Technologies, Inc...................................... 165,740  2,323,675
   *Online Resources Corp.............................................  66,461    157,513
   *Oplink Communications, Inc........................................ 101,264  1,342,761
    Optical Cable Corp................................................  59,643    218,293
  #*OSI Systems, Inc..................................................  43,200  2,788,128
   *PAR Technology Corp...............................................  71,852    368,601
    PC Connection, Inc................................................ 232,056  2,759,146
   *PC Mall, Inc...................................................... 112,274    642,207
    PC-Tel, Inc....................................................... 106,765    657,672
   *Perceptron, Inc...................................................  78,740    422,046
   *Perficient, Inc...................................................  41,239    548,066
   *Performance Technologies, Inc.....................................  67,536    129,669
   *Pericom Semiconductor Corp........................................ 212,574  1,709,095
   *Pervasive Software, Inc........................................... 202,754  1,370,617
   *Photronics, Inc................................................... 257,447  1,506,065
   *Planar Systems, Inc...............................................  52,408     73,895
   *PLX Technology, Inc...............................................  96,598    546,745
  #*PMC-Sierra, Inc................................................... 369,980  1,968,294
   *Presstek, Inc.....................................................  18,823      7,077
    QAD, Inc. Class B.................................................     465      6,208
   *Qualstar Corp..................................................... 101,200    189,244
  #*Quest Software, Inc...............................................   2,800     78,232
   *Radisys Corp...................................................... 102,598    349,859
    RealNetworks, Inc................................................. 165,820  1,286,763
   *Reis, Inc.........................................................  48,098    500,219
    RF Industries, Ltd................................................  21,697     88,958
    Richardson Electronics, Ltd.......................................  77,525    949,681
    Rimage Corp.......................................................  17,186    119,443
   *Rofin-Sinar Technologies, Inc.....................................   8,909    161,520
  #*Rosetta Stone, Inc................................................   4,183     54,504

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
  #*Rubicon Technology, Inc...........................................  18,192 $    182,830
   *Rudolph Technologies, Inc......................................... 151,289    1,512,890
   *Sanmina-SCI Corp.................................................. 178,056    1,520,598
   *ScanSource, Inc...................................................     600       17,322
   *SeaChange International, Inc...................................... 223,184    1,689,503
   *Selectica, Inc....................................................   1,891        7,356
   *Sigma Designs, Inc................................................ 145,993      992,752
  #*Silicon Graphics International Corp...............................   2,251       14,969
   *Silicon Image, Inc................................................  70,735      277,281
   *Smith Micro Software, Inc.........................................   7,100       12,283
   *SMTC Corp.........................................................  15,394       47,567
   *Sonus Networks, Inc............................................... 321,381      533,492
   *Soundbite Communications, Inc.....................................   6,992       15,802
   *SS&C Technologies Holdings, Inc...................................   7,891      191,751
   *Standard Microsystems Corp........................................ 103,499    3,820,148
   *StarTek, Inc......................................................  84,732      255,043
  #*STEC, Inc.........................................................  86,398      697,232
  #*SunPower Corp.....................................................  63,103      247,364
   *Supertex, Inc.....................................................  16,571      281,541
   *Support.com, Inc.................................................. 203,710      580,574
   *Sycamore Networks, Inc............................................ 148,714    2,119,174
   *Symmetricom, Inc.................................................. 266,953    1,599,048
  #*SYNNEX Corp....................................................... 184,957    6,257,095
  #*Tech Data Corp.................................................... 166,352    8,334,235
   *TechTarget, Inc................................................... 110,603      454,578
   *TeleCommunication Systems, Inc. Class A........................... 184,097      244,849
    Tellabs, Inc...................................................... 308,838    1,016,077
    Telular Corp......................................................  81,726      770,676
    Tessco Technologies, Inc..........................................  37,499      703,106
    Tessera Technologies, Inc......................................... 133,072    1,922,890
    TheStreet, Inc.................................................... 179,756      260,646
   *TriQuint Semiconductor, Inc....................................... 437,229    2,465,972
   *TSR, Inc..........................................................   4,682       18,166
   *TTM Technologies, Inc............................................. 326,719    3,574,306
   *Ultra Clean Holdings..............................................  17,907      108,158
    United Online, Inc................................................ 362,010    1,534,922
   *UTStarcom Holdings Corp........................................... 268,717      287,527
  #*Veeco Instruments, Inc............................................     745       26,604
   *Viasystems Group, Inc.............................................     871       13,413
   *Vicon Industries, Inc.............................................  36,465      113,042
   *Video Display Corp................................................  10,671       42,150
   *Virtusa Corp...................................................... 328,774    4,980,926
  #*Vishay Intertechnology, Inc....................................... 370,252    3,654,387
   *Vishay Precision Group, Inc.......................................  21,916      298,058
    Wayside Technology Group, Inc.....................................     518        6,625
   *Web.com Group, Inc................................................  37,601      582,816
   *Westell Technologies, Inc. Class A................................  25,160       55,100
   *WPCS International, Inc...........................................  12,639        9,479
   *XO Group, Inc.....................................................  37,092      319,362
    Xyratex, Ltd......................................................  74,843      885,393
   *Zygo Corp.........................................................  73,990    1,322,941
                                                                               ------------
Total Information Technology..........................................          275,704,268
                                                                               ------------
Materials -- (7.8%)
    A. Schulman, Inc.................................................. 174,907    3,823,467
  #*A.M. Castle & Co.................................................. 129,401      943,333
   *AEP Industries, Inc...............................................     328       15,409
   #AK Steel Holding Corp............................................. 119,989      638,341
   *American Biltrite, Inc............................................      43       31,175
   *American Pacific Corp.............................................  38,017      386,253
    American Vanguard Corp............................................   7,000      163,730

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Materials -- (Continued)
  #*Arabian American Development Co...................................     400 $     3,800
    Ashland, Inc...................................................... 210,546  14,820,333
    Boise, Inc........................................................ 487,961   3,610,911
   #Buckeye Technologies, Inc......................................... 172,966   5,209,736
    Cabot Corp........................................................  72,726   2,836,314
   *Century Aluminum Co............................................... 383,726   2,344,566
   #Chase Corp........................................................  17,533     271,060
   *Chemtura Corp.....................................................  70,929     958,960
   *Coeur d'Alene Mines Corp.......................................... 272,130   4,438,440
    Commercial Metals Co.............................................. 309,854   3,994,018
   *Continental Materials Corp........................................   1,419      20,725
   *Core Molding Technologies, Inc....................................  23,022     185,212
    Cytec Industries, Inc.............................................  73,088   4,499,297
   #Domtar Corp....................................................... 123,167   9,097,115
   *Ferro Corp........................................................  77,087     236,657
    Friedman Industries, Inc..........................................  53,341     486,470
   #FutureFuel Corp...................................................   3,746      36,449
    Georgia Gulf Corp.................................................  74,378   2,438,111
   *Graphic Packaging Holding Co...................................... 772,507   4,326,039
    H.B. Fuller Co....................................................   6,141     179,440
    Haynes International, Inc.........................................  18,879     909,779
   *Headwaters, Inc................................................... 273,412   1,708,825
   #Hecla Mining Co...................................................  86,185     387,832
   *Horsehead Holding Corp............................................ 171,887   1,552,140
   #Huntsman Corp..................................................... 365,526   4,623,904
   *Innospec, Inc.....................................................   5,113     159,117
    Kaiser Aluminum Corp..............................................  92,915   5,067,584
   *KapStone Paper & Packaging Corp................................... 182,021   3,059,773
    KMG Chemicals, Inc................................................   8,807     157,469
   *Kraton Performance Polymers, Inc..................................     250       5,855
   *Landec Corp....................................................... 128,844   1,029,464
  #*Louisiana-Pacific Corp............................................ 670,853   6,923,203
    Materion Corp.....................................................  89,288   1,752,723
    MeadWestvaco Corp................................................. 392,981  11,160,660
   *Mercer International, Inc......................................... 187,641     983,239
   *Metals USA Holdings Corp..........................................   3,161      51,429
    Minerals Technologies, Inc........................................  53,028   3,390,610
   *Mod-Pac Corp......................................................  17,773      78,201
    Myers Industries, Inc............................................. 180,201   2,962,504
    Neenah Paper, Inc.................................................  58,983   1,584,283
    Noranda Aluminum Holding Corp.....................................  12,983      80,884
   *Northern Technologies International Corp..........................  20,514     206,268
    Olympic Steel, Inc................................................  76,274   1,193,688
   *OM Group, Inc..................................................... 173,900   2,730,230
   *Omnova Solutions, Inc.............................................  21,629     157,459
    P.H. Glatfelter Co................................................ 220,312   3,505,164
   *Penford Corp......................................................  59,938     472,911
    PolyOne Corp...................................................... 245,213   3,611,987
    Quaker Chemical Corp..............................................  43,560   1,928,401
    Reliance Steel & Aluminum Co...................................... 200,657  10,329,822
   #Rock-Tenn Co. Class A............................................. 149,967   8,731,079
   *RTI International Metals, Inc..................................... 140,106   3,145,380
    Schnitzer Steel Industries, Inc. Class A..........................  90,669   2,603,107
    Sealed Air Corp................................................... 142,949   2,315,774
   *Spartech Corp..................................................... 128,911     656,157
   #Steel Dynamics, Inc............................................... 147,220   1,897,666
   *Stillwater Mining Co..............................................  35,728     317,265
   *SunCoke Energy, Inc...............................................  98,021   1,568,336
    Synalloy Corp.....................................................  27,564     344,826
   #Texas Industries, Inc.............................................  82,140   3,430,988
    Tredegar Corp..................................................... 169,916   2,516,456

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          SHARES         VALUE+
                                                                          ------         ------
Materials -- (Continued)
   *United States Lime & Minerals, Inc................................     2,342 $      106,772
   #United States Steel Corp..........................................   168,103      3,471,327
   *Universal Stainless & Alloy Products, Inc.........................    44,949      1,533,660
    Vulcan Materials Co...............................................   170,005      6,585,994
    Wausau Paper Corp.................................................   186,651      1,584,667
   #Westlake Chemical Corp............................................   152,521      9,053,647
   #Worthington Industries, Inc.......................................   192,945      4,186,906
    Zep, Inc..........................................................     1,900         28,994
  #*Zoltek Cos., Inc..................................................   175,942      1,467,356
                                                                                 --------------
Total Materials.......................................................              193,307,126
                                                                                 --------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.....................................       400             --
  o*Gerber Scientific, Inc. Escrow Shares.............................   182,700             --
  o*MAIR Holdings, Inc. Escrow Shares.................................   161,133             --
  o*Petrocorp, Inc. Escrow Shares.....................................     4,900            294
  o*Price Communications Liquidation Trust............................   262,880             --
                                                                                 --------------
Total Other...........................................................                      294
                                                                                 --------------
Telecommunication Services -- (0.6%)
    Atlantic Tele-Network, Inc........................................     2,790         97,538
   *Cbeyond, Inc......................................................     4,812         34,310
    Consolidated Communications Holdings, Inc.........................    28,766        456,229
   *General Communications, Inc. Class A..............................   155,637      1,469,213
  #*Hawaiian Telcom Holdco, Inc.......................................       580         10,440
    HickoryTech Corp..................................................    43,817        467,527
    IDT Corp. Class B.................................................    24,108        243,973
  #*Iridium Communications, Inc.......................................   125,514      1,137,157
  #*Leap Wireless International, Inc..................................   106,992        607,715
   *MetroPCS Communications, Inc......................................    44,693        391,511
   *Neutral Tandem, Inc...............................................    14,274        194,983
   *ORBCOMM, Inc......................................................    84,984        264,300
   *Premiere Global Services, Inc.....................................    72,002        659,538
    Primus Telecommunications Group, Inc..............................    16,620        263,095
    Shenandoah Telecommunications Co..................................     1,000         15,750
    Telephone & Data Systems, Inc.....................................   274,975      6,662,644
   *United States Cellular Corp.......................................    48,815      2,007,273
    USA Mobility, Inc.................................................    32,571        362,841
    Warwick Valley Telephone Co.......................................    13,102        172,029
                                                                                 --------------
Total Telecommunication Services......................................               15,518,066
                                                                                 --------------
Utilities -- (0.3%)
    Consolidated Water Co., Ltd.......................................    12,053         98,835
   *Dynegy, Inc.......................................................   242,128        100,241
    Genie Energy, Ltd. Class B........................................    60,779        429,100
   *GenOn Energy, Inc................................................. 1,739,945      4,141,069
   *NRG Energy, Inc...................................................    84,480      1,674,394
   #Ormat Technologies, Inc...........................................    33,358        600,444
    SJW Corp..........................................................    44,161      1,030,276
   *Synthesis Energy Systems, Inc.....................................    39,547         43,502
    UGI Corp..........................................................     5,856        179,486
                                                                                 --------------
Total Utilities.......................................................                8,297,347
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            2,233,275,365
                                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc.................................................       186         20,491
                                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights......................................    16,833             --
  o*CVR Energy, Inc. Contingent Value Rights..........................   315,268             --

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    SHARES         VALUE+
                                                                                    ------         ------
 o#*PhotoMedex, Inc. Contingent Value Warrants.............................            126 $           --
                                                                                           --------------
TOTAL RIGHTS/WARRANTS......................................................                            --
                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....      2,860,802      2,860,802
                                                                                           --------------

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   -------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@DFA Short Term Investment Fund.........................................    242,154,862    242,154,862
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $607,194 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $609,017) to be repurchased at $589,508...............................           $590        589,505
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                   242,744,367
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,123,989,306)^^.................................................                $2,478,901,025
                                                                                           ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                          LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                       -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary.............................................. $  401,543,309           --   --    $  401,543,309
  Consumer Staples....................................................     98,581,462           --   --        98,581,462
  Energy..............................................................    190,845,837           --   --       190,845,837
  Financials..........................................................    561,236,113           --   --       561,236,113
  Health Care.........................................................    140,508,176           --   --       140,508,176
  Industrials.........................................................    347,603,843 $    129,524   --       347,733,367
  Information Technology..............................................    275,704,268           --   --       275,704,268
  Materials...........................................................    193,307,126           --   --       193,307,126
  Other...............................................................             --          294   --               294
  Telecommunication Services..........................................     15,518,066           --   --        15,518,066
  Utilities...........................................................      8,297,347           --   --         8,297,347
Preferred Stocks
  Energy..............................................................             --       20,491   --            20,491
Rights/Warrants.......................................................             --           --   --                --
Temporary Cash Investments............................................      2,860,802           --   --         2,860,802
Securities Lending Collateral.........................................             --  242,744,367   --       242,744,367
                                                                       -------------- ------------   --    --------------
TOTAL................................................................. $2,236,006,349 $242,894,676   --    $2,478,901,025
                                                                       ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                        ------     ------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  65,093 $  228,478
    A.H. Belo Corp. Class A...........................................  46,600    192,924
   #Aaron's, Inc......................................................   6,963    204,225
    Acme United Corp..................................................   9,349    100,969
   *Aeropostale, Inc..................................................  86,100  1,697,892
   *AFC Enterprises, Inc..............................................  45,337  1,001,494
   *ALCO Stores, Inc..................................................   1,500     10,080
   #Ambassadors Group, Inc............................................  28,647    156,413
    Amcon Distributing Co.............................................     300     18,900
   #American Greetings Corp. Class A..................................  38,825    515,984
  #*American Public Education, Inc....................................   5,700    143,127
   *America's Car-Mart, Inc...........................................  25,524  1,171,041
   *Amerigon, Inc.....................................................  38,322    431,122
    Ameristar Casinos, Inc............................................  37,857    638,648
   *ANN, Inc..........................................................  51,700  1,400,036
    Arbitron, Inc.....................................................  20,400    715,428
   *Arctic Cat, Inc...................................................  28,530  1,255,320
    Ark Restaurants Corp..............................................   5,609     83,630
   *Asbury Automotive Group, Inc......................................  46,541  1,217,513
  #*Ascena Retail Group, Inc..........................................  52,390    960,833
   *Ascent Capital Group, Inc. Class A................................  17,613    876,775
   *Ballantyne Strong, Inc............................................  38,851    207,853
  #*Bally Technologies, Inc...........................................  22,831    997,943
  #*Barnes & Noble, Inc...............................................  74,850    993,260
    Bassett Furniture Industries, Inc.................................  26,661    326,597
  #*Beasley Broadcast Group, Inc. Class A.............................  20,332    102,067
  #*Beazer Homes USA, Inc............................................. 175,202    406,469
    bebe stores, Inc.................................................. 146,287    877,722
    Belo Corp. Class A................................................  86,357    591,545
    Benihana, Inc.....................................................  28,766    466,585
    Big 5 Sporting Goods Corp.........................................  24,416    184,097
   *Biglari Holdings, Inc.............................................   2,860  1,074,645
  #*BJ's Restaurants, Inc.............................................  36,853  1,458,642
  #*Blue Nile, Inc....................................................   7,319    187,952
   *Bluegreen Corp....................................................  77,510    371,273
    Blyth, Inc........................................................  38,596  1,323,071
    Bob Evans Farms, Inc..............................................  44,644  1,719,687
  #*Body Central Corp.................................................  22,473    232,371
   #Bon-Ton Stores, Inc. (The)........................................  31,353    206,930
  #*Books-A-Million, Inc..............................................  28,867     68,126
    Bowl America, Inc. Class A........................................   1,400     17,570
  #*Boyd Gaming Corp..................................................  69,502    396,161
   *Bravo Brio Restaurant Group, Inc..................................  25,630    463,134
  #*Bridgepoint Education, Inc........................................  25,871    235,426
   #Brown Shoe Co., Inc...............................................  82,638  1,137,099
   #Brunswick Corp....................................................  30,204    664,186
   #Buckle, Inc. (The)................................................   6,224    240,682
  #*Buffalo Wild Wings, Inc...........................................  19,661  1,427,192
   *Build-A-Bear Workshop, Inc........................................  39,037    181,522
  #*Cabela's, Inc.....................................................  79,425  3,648,784
   *Cache, Inc........................................................  26,675     93,362
    Callaway Golf Co.................................................. 151,572    832,130
   *Cambium Learning Group, Inc.......................................  47,089     53,446
    Canterbury Park Holding Corp......................................   7,639     79,828
   *Capella Education Co..............................................  10,788    286,098
  #*Caribou Coffee Co., Inc...........................................  48,641    553,048
   *Carmike Cinemas, Inc..............................................   9,977    138,680
    Carriage Services, Inc............................................  44,161    356,821

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Carrols Restaurant Group, Inc.....................................  48,651 $  263,202
  #*Carter's, Inc.....................................................  23,400  1,185,678
   *Casual Male Retail Group, Inc..................................... 114,098    433,572
    Cato Corp. Class A (The)..........................................  35,553    995,484
   *Cavco Industries, Inc.............................................  15,082    721,825
    CEC Entertainment, Inc............................................  19,400    668,524
   *Charles & Colvard, Ltd............................................   7,705     28,586
   *Cheesecake Factory, Inc. (The)....................................  55,611  1,864,081
    Cherokee, Inc.....................................................  15,993    214,306
  #*Children's Place Retail Stores, Inc. (The)........................  29,165  1,481,582
    Christopher & Banks Corp..........................................  37,662     82,103
    Churchill Downs, Inc..............................................  21,185  1,172,378
   *Citi Trends, Inc..................................................  23,250    349,448
   *Cobra Electronics Corp............................................   1,639      7,490
  #*Coinstar, Inc.....................................................   8,500    403,665
   *Coldwater Creek, Inc..............................................  20,098     12,863
   *Collective Brands, Inc............................................  86,111  1,853,109
    Collectors Universe, Inc..........................................  20,036    292,325
    Columbia Sportswear Co............................................   1,441     72,900
  #*Conn's, Inc.......................................................  78,720  1,405,152
    Cooper Tire & Rubber Co...........................................  59,616  1,041,492
    Core-Mark Holding Co., Inc........................................  30,244  1,460,483
   *Corinthian Colleges, Inc.......................................... 195,882    395,682
    Cracker Barrel Old Country Store, Inc.............................  24,607  1,541,875
  #*Crocs, Inc........................................................  92,600  1,421,410
  #*Crown Media Holdings, Inc. Class A................................  86,408    168,496
    CSS Industries, Inc...............................................  20,525    384,638
   #CTC Media, Inc....................................................  52,864    392,251
    Culp, Inc.........................................................  35,956    359,560
   *Cumulus Media, Inc. Class A.......................................  71,904    181,198
   *Cybex International, Inc..........................................  16,138     19,850
  #*Deckers Outdoor Corp..............................................   6,695    279,248
   *dELiA*s, Inc......................................................  21,097     32,067
   *Delta Apparel, Inc................................................   5,459     76,426
    Destination Maternity Corp........................................  28,284    506,001
   *Digital Generation, Inc...........................................  36,151    385,370
   #Dillard's, Inc. Class A...........................................  51,751  3,375,718
  #*DineEquity, Inc...................................................  22,844  1,217,585
   *Dixie Group, Inc. (The)...........................................  15,145     52,402
    Domino's Pizza, Inc...............................................  54,821  1,871,589
   *Dorman Products, Inc..............................................  58,084  1,668,172
    Dover Downs Gaming & Entertainment, Inc...........................  26,221     71,583
   *Dover Motorsports, Inc............................................  27,257     40,886
  #*DreamWorks Animation SKG, Inc. Class A............................  41,851    803,539
   *Drew Industries, Inc..............................................  44,007  1,182,028
   #DSW, Inc. Class A.................................................  38,341  2,266,720
   *E.W. Scripps Co. Class A (The).................................... 107,677  1,000,319
    Educational Development Corp......................................   2,842     11,652
    Einstein Noah Restaurant Group, Inc...............................  30,560    519,520
   *Emerson Radio Corp................................................  37,654     75,685
  #*Entercom Communications Corp. Class A.............................  40,881    222,393
   *Entertainment Gaming Asia, Inc....................................   3,555      9,741
    Entravision Communications Corp. Class A..........................  33,825     41,943
    Escalade, Inc.....................................................   8,906     53,436
   #Ethan Allen Interiors, Inc........................................  39,716    819,341
   *Famous Dave's of America, Inc.....................................  19,657    204,433
   *Federal-Mogul Corp................................................   5,386     53,591
   *Fiesta Restaurant Group, Inc......................................  47,521    731,348
    Finish Line, Inc. Class A (The)...................................  96,347  2,011,725
   *Fisher Communications, Inc........................................  18,137    579,659
   *Flanigan's Enterprises, Inc.......................................   1,877     15,401

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Flexsteel Industries, Inc.........................................   4,929 $  105,431
    Fred's, Inc. Class A..............................................  78,867  1,119,911
    Frisch's Restaurants, Inc.........................................   5,471    177,862
  #*Fuel Systems Solutions, Inc.......................................  36,926    654,329
   *Full House Resorts, Inc...........................................  43,994    120,104
   *Furniture Brands International, Inc...............................  48,364     53,200
   *Gaiam, Inc. Class A...............................................  32,505    111,492
    Gaming Partners International Corp................................  20,256    125,385
  #*Gaylord Entertainment Co..........................................  55,237  2,029,960
   *Geeknet, Inc......................................................   6,873    137,460
   *Genesco, Inc......................................................  36,236  2,399,548
   *G-III Apparel Group, Ltd..........................................  41,293  1,014,569
   *Gordmans Stores, Inc..............................................  14,036    237,770
   *Grand Canyon Education, Inc.......................................  35,116    584,330
   *Gray Television, Inc.............................................. 116,464    195,660
   *Gray Television, Inc. Class A.....................................     912      1,368
   #Group 1 Automotive, Inc...........................................  35,286  1,896,622
   *Hallwood Group, Inc. (The)........................................   1,645     16,203
    Harte-Hanks, Inc..................................................  86,335    543,910
   *Hastings Entertainment, Inc.......................................   4,292      8,284
    Haverty Furniture Cos., Inc.......................................  43,931    495,542
    Haverty Furniture Cos., Inc. Class A..............................     457      5,210
   *Helen of Troy, Ltd................................................  45,191  1,376,518
  #*hhgregg, Inc......................................................  59,443    408,968
  #*Hibbett Sports, Inc...............................................  24,729  1,502,781
    Hillenbrand, Inc..................................................  39,477    682,557
   *Hollywood Media Corp..............................................  26,966     35,865
    Hooker Furniture Corp.............................................  23,888    281,640
    Hot Topic, Inc.................................................... 111,042  1,128,187
    HSN, Inc..........................................................   3,000    127,080
  #*Iconix Brand Group, Inc........................................... 102,033  1,809,045
    International Speedway Corp. Class A..............................  42,546  1,090,879
   #Interval Leisure Group, Inc.......................................  48,477    889,068
  #*iRobot Corp.......................................................  15,398    350,458
   *Isle of Capri Casinos, Inc........................................  62,305    365,730
  #*ITT Educational Services, Inc.....................................   8,500    329,970
   *J. Alexander's Corp...............................................  17,720    231,069
   *Jack in the Box, Inc..............................................  42,100  1,136,279
   #JAKKS Pacific, Inc................................................  36,577    585,964
    Jarden Corp.......................................................   4,215    190,518
   *Johnson Outdoors, Inc. Class A....................................  16,903    353,780
    Jones Group, Inc. (The)........................................... 101,441  1,072,231
  #*Jos. A. Bank Clothiers, Inc.......................................  37,838  1,599,034
   *Journal Communications, Inc. Class A..............................  95,441    528,743
  #*K12, Inc..........................................................  25,901    468,290
   #KB Home...........................................................  41,700    385,308
   *Kenneth Cole Productions, Inc. Class A............................  18,533    278,736
   *Kid Brands, Inc...................................................  34,149     52,248
   *Kirkland's, Inc...................................................  46,173    499,130
   *Kona Grill, Inc...................................................   4,700     38,775
    Koss Corp.........................................................   8,015     37,751
   *Krispy Kreme Doughnuts, Inc....................................... 137,173    836,755
  #*K-Swiss, Inc. Class A.............................................  37,340    116,127
    Lacrosse Footwear, Inc............................................  15,457    308,367
   *Lakeland Industries, Inc..........................................  10,138     66,911
   *La-Z-Boy, Inc..................................................... 116,492  1,393,244
   *LeapFrog Enterprises, Inc......................................... 101,530  1,166,580
   *Learning Tree International, Inc..................................  29,551    142,731
   *Lee Enterprises, Inc..............................................  38,034     47,542
   *Libbey, Inc.......................................................  36,373    528,136
  #*Life Time Fitness, Inc............................................  30,531  1,386,413

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc..............................................  27,625 $  355,810
   *LIN TV Corp. Class A..............................................  62,960    226,026
    Lincoln Educational Services Corp.................................  30,135    131,389
    Lithia Motors, Inc. Class A.......................................  51,735  1,441,337
   *Live Nation Entertainment, Inc....................................  65,727    586,285
   *Luby's, Inc.......................................................  65,770    436,055
  #*Lumber Liquidators Holdings, Inc..................................  29,224  1,235,883
   *M/I Homes, Inc....................................................  40,469    671,381
    Mac-Gray Corp.....................................................  32,445    448,714
  #*Madison Square Garden Co. Class A (The)...........................  22,099    801,089
   *Maidenform Brands, Inc............................................  42,733    900,812
    Marcus Corp.......................................................  45,652    598,954
    Marine Products Corp..............................................  57,093    311,157
   *MarineMax, Inc....................................................  53,086    394,960
  #*Martha Stewart Living Omnimedia Class A...........................  71,778    233,278
    Matthews International Corp. Class A..............................  25,688    744,952
  #*McClatchy Co. Class A (The).......................................  63,343    101,982
    MDC Holdings, Inc.................................................  40,167  1,279,721
  #*Media General, Inc. Class A.......................................  44,335    216,798
    Men's Wearhouse, Inc. (The).......................................  68,501  1,866,652
   #Meredith Corp.....................................................  33,176  1,096,135
  #*Meritage Homes Corp...............................................  43,549  1,528,570
   *Modine Manufacturing Co...........................................  40,347    270,728
   *Monarch Casino & Resort, Inc......................................  36,281    271,019
   #Monro Muffler Brake, Inc..........................................  32,229  1,065,813
   *Morgans Hotel Group Co............................................     472      2,341
  #*Motorcar Parts of America, Inc....................................  28,642    127,457
    Movado Group, Inc.................................................  45,116  1,057,519
   *MTR Gaming Group, Inc.............................................  15,246     54,886
   *Multimedia Games Holding Co., Inc.................................  35,732    505,608
   *Nathan's Famous, Inc..............................................  14,980    453,744
    National CineMedia, Inc...........................................  65,980    932,957
   *Nautilus, Inc.....................................................  71,394    228,461
   *Navarre Corp......................................................  73,810     98,905
   *New Frontier Media, Inc...........................................  23,829     36,697
   *New York & Co., Inc............................................... 130,130    592,092
  #*New York Times Co. Class A (The).................................. 140,200  1,086,550
   *Nexstar Broadcasting Group, Inc. Class A..........................  11,599     75,625
   *Nobility Homes, Inc...............................................   6,093     34,608
    Nutrisystem, Inc..................................................  39,896    418,310
   *Office Depot, Inc................................................. 103,618    184,440
   *OfficeMax, Inc.................................................... 100,418    450,877
   *Orbitz Worldwide, Inc.............................................  98,145    425,949
   *Orient-Express Hotels, Ltd. Class A............................... 127,967  1,167,059
    Outdoor Channel Holdings, Inc.....................................  58,587    406,594
  #*Overstock.com, Inc................................................  13,119    105,477
    Oxford Industries, Inc............................................  25,494  1,102,361
   *Pacific Sunwear of California, Inc................................  75,801    161,456
  #*Papa John's International, Inc....................................  22,920  1,169,149
  #*Peet's Coffee & Tea, Inc..........................................   9,165    691,041
    Penske Automotive Group, Inc......................................  63,948  1,528,357
    Pep Boys - Manny, Moe & Jack (The)................................  65,330    592,543
  #*Perfumania Holdings, Inc..........................................   9,679     83,239
   *Perry Ellis International, Inc....................................  29,519    556,433
    PetMed Express, Inc...............................................  52,190    507,287
   #Pier 1 Imports, Inc............................................... 103,627  1,708,809
   *Pinnacle Entertainment, Inc.......................................  72,817    790,064
   #Pool Corp.........................................................  38,044  1,402,302
   *Quiksilver, Inc................................................... 284,302    821,633
    R.G. Barry Corp...................................................  29,993    399,507
   #RadioShack Corp...................................................  21,200     61,692

                                     1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Reading International, Inc. Class B...............................   2,340 $   12,402
   *Red Lion Hotels Corp..............................................  43,460    325,081
   *Red Robin Gourmet Burgers, Inc....................................  35,687  1,065,257
   #Regal Entertainment Group Class A.................................  42,976    593,928
   #Regis Corp........................................................  81,444  1,378,032
    Rent-A-Center, Inc................................................  16,045    570,560
   *Rentrak Corp......................................................  22,753    425,936
   *Rick's Cabaret International, Inc.................................  23,683    199,885
   *Rocky Brands, Inc.................................................  17,635    203,508
   *Ruby Tuesday, Inc................................................. 117,207    751,297
  #*rue21, inc........................................................  18,544    456,924
   *Ruth's Hospitality Group, Inc.....................................  83,884    563,700
   #Ryland Group, Inc. (The)..........................................  43,387  1,036,082
   *Saga Communications, Inc. Class A.................................  11,915    403,918
  #*Saks, Inc......................................................... 221,647  2,311,778
    Salem Communications Corp. Class A................................   5,756     28,147
   *Sally Beauty Holdings, Inc........................................  78,600  2,076,612
    Scholastic Corp...................................................  32,401    976,242
   *School Specialty, Inc.............................................  22,894     76,924
   *Scientific Games Corp. Class A....................................  88,145    745,707
  #*Select Comfort Corp...............................................  89,608  2,330,704
    Service Corp. International.......................................  17,417    223,808
    Shiloh Industries, Inc............................................  48,090    505,426
    Shoe Carnival, Inc................................................  48,652  1,080,074
   *Shuffle Master, Inc............................................... 106,478  1,555,644
  #*Shutterfly, Inc...................................................  44,735  1,468,650
    Sinclair Broadcast Group, Inc. Class A............................  60,450    616,590
   *Skechers U.S.A., Inc. Class A.....................................  52,918  1,055,185
    Skyline Corp......................................................   9,161     44,981
   *Smith & Wesson Holding Corp....................................... 152,348  1,538,715
   #Sonic Automotive, Inc. Class A....................................  37,197    636,813
   *Sonic Corp........................................................  84,128    832,867
   *Spanish Broadcasting System, Inc. Class A.........................   4,462     16,732
    Spartan Motors, Inc...............................................  73,846    376,615
    Speedway Motorsports, Inc.........................................  46,260    735,997
   *Sport Chalet, Inc. Class A........................................  13,582     19,694
    Stage Stores, Inc.................................................  44,376    840,481
    Standard Motor Products, Inc......................................  51,264    720,772
  #*Standard Pacific Corp............................................. 189,748  1,075,871
   *Stanley Furniture Co., Inc........................................  23,297     95,285
   *Stein Mart, Inc...................................................  88,900    706,755
   *Steiner Leisure, Ltd..............................................  15,336    639,511
   *Steinway Musical Instruments, Inc.................................  27,870    686,717
   *Steven Madden, Ltd................................................  55,010  2,224,054
    Stewart Enterprises, Inc. Class A................................. 121,212    827,878
   *Stoneridge, Inc...................................................  45,944    294,960
    Strattec Security Corp............................................   5,703    128,375
    Strayer Education, Inc............................................   3,330    241,958
   #Sturm Ruger & Co., Inc............................................  31,391  1,551,657
    Superior Industries International, Inc............................  57,451    981,838
    Superior Uniform Group, Inc.......................................   9,036    111,052
   *Systemax, Inc.....................................................  69,101    861,689
   *Tandy Brands Accessories, Inc.....................................  14,455     19,514
    Tandy Leather Factory, Inc........................................  22,365    114,509
   *Tenneco, Inc......................................................   8,524    249,668
   #Texas Roadhouse, Inc..............................................  73,400  1,270,554
   #Thor Industries, Inc..............................................  50,891  1,462,098
   *Town Sports International Holdings, Inc...........................  57,540    743,417
   *Trans World Entertainment Corp....................................   9,128     27,384
    True Religion Apparel, Inc........................................  34,282    899,560
   *Tuesday Morning Corp..............................................  61,719    312,298

                                     1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *Unifi, Inc........................................................  36,900 $    408,852
   *Universal Electronics, Inc........................................  26,413      332,540
    Universal Technical Institute, Inc................................  48,808      560,804
   *UQM Technologies, Inc.............................................  43,051       34,441
   *US Auto Parts Network, Inc........................................  51,221      217,689
   #Vail Resorts, Inc.................................................  33,000    1,638,120
  #*Valassis Communications, Inc......................................  71,346    1,608,852
    Value Line, Inc...................................................   4,536       53,797
   *Valuevision Media, Inc. Class A...................................  44,331       83,342
  #*Vitacost.com, Inc.................................................   6,847       45,190
  #*Vitamin Shoppe, Inc...............................................  31,166    1,711,637
   *VOXX International Corp...........................................  51,647      386,836
   *Wells-Gardner Electronics Corp....................................  26,612       61,208
    Wendy's Co. (The)................................................. 292,139    1,340,918
   *West Marine, Inc..................................................  52,591      538,006
   *Wet Seal, Inc. Class A (The)...................................... 145,783      399,445
    Weyco Group, Inc..................................................  12,523      298,047
    Williams Controls, Inc............................................  18,253      199,870
    Winmark Corp......................................................   8,419      465,066
  #*Winnebago Industries, Inc.........................................  55,708      564,322
  #*WMS Industries, Inc...............................................  83,177    1,527,961
   #Wolverine World Wide, Inc.........................................  29,253    1,299,711
   #World Wrestling Entertainment, Inc. Class A.......................  18,040      139,810
  #*Zagg, Inc.........................................................  17,725      196,748
  #*Zumiez, Inc.......................................................  33,787    1,227,482
                                                                               ------------
Total Consumer Discretionary..........................................          209,447,616
                                                                               ------------
Consumer Staples -- (3.9%)
    Alico, Inc........................................................  12,971      379,142
   *Alliance One International, Inc................................... 167,975      547,598
    Andersons, Inc. (The).............................................  21,155      803,255
    Arden Group, Inc. Class A.........................................     199       17,277
   #B&G Foods, Inc....................................................  65,317    1,828,876
  #*Boston Beer Co., Inc. Class A (The)...............................   8,600      926,392
   *Bridgford Foods Corp..............................................   6,838       53,610
   #Calavo Growers, Inc...............................................  25,032      675,363
    Cal-Maine Foods, Inc..............................................  24,900      939,477
    CCA Industries, Inc...............................................  12,833       60,957
  #*Central European Distribution Corp................................  44,015      143,489
   *Central Garden & Pet Co...........................................  27,336      293,589
   *Central Garden & Pet Co. Class A..................................  77,202      881,647
   *Chiquita Brands International, Inc................................ 108,338      561,191
    Coca-Cola Bottling Co. Consolidated...............................  12,562      843,790
   *Craft Brew Alliance, Inc..........................................  43,879      374,727
   *Darling International, Inc........................................ 105,120    1,736,582
   *Dean Foods Co..................................................... 215,173    2,661,690
   #Diamond Foods, Inc................................................  19,820      322,471
  #*Dole Food Co., Inc................................................  93,411    1,099,447
  #*Elizabeth Arden, Inc..............................................  41,267    1,609,826
   *Farmer Bros. Co...................................................  25,770      201,006
    Fresh Del Monte Produce, Inc......................................  82,736    2,027,032
    Golden Enterprises, Inc...........................................   3,061       10,560
    Griffin Land & Nurseries, Inc.....................................   2,305       66,384
  #*Hain Celestial Group, Inc (The)...................................  53,402    2,973,957
   #Harris Teeter Supermarkets, Inc...................................  13,322      550,731
    Ingles Markets, Inc. Class A......................................  31,486      515,111
    Inter Parfums, Inc................................................  63,168    1,027,112
    J & J Snack Foods Corp............................................  22,538    1,302,471
   *John B. Sanfilippo & Son, Inc.....................................  15,716      266,543
   #Lancaster Colony Corp.............................................  18,045    1,250,338
   #Lifeway Foods, Inc................................................  28,187      297,655

                                     1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (Continued)
   #Limoneira Co......................................................     105 $     1,880
   *Mannatech, Inc....................................................   3,043      18,410
  #*Medifast, Inc.....................................................  31,452     883,801
    MGP Ingredients, Inc..............................................  40,936     133,042
    Nash-Finch Co.....................................................  25,301     484,767
   *National Beverage Corp............................................  81,150   1,176,675
   *Natural Alternatives International, Inc...........................  17,104     114,768
   #Nu Skin Enterprises, Inc. Class A.................................  16,638     848,704
   *Nutraceutical International Corp..................................  26,269     391,671
    Oil-Dri Corp. of America..........................................  12,831     281,384
   *Omega Protein Corp................................................  46,385     386,387
   #Orchids Paper Products Co.........................................     810      13,770
   *Overhill Farms, Inc...............................................  36,970     142,334
   *Pantry, Inc. (The)................................................  44,581     634,388
   *Physicians Formula Holdings, Inc..................................  29,339     104,447
   *Pilgrim's Pride Corp.............................................. 185,569     862,896
   *Post Holdings, Inc................................................  44,272   1,310,451
   *Prestige Brands Holdings, Inc..................................... 110,081   1,806,429
    PriceSmart, Inc...................................................  28,537   2,055,235
    Reliv' International, Inc.........................................  25,871      36,996
   *Revlon, Inc. Class A..............................................  77,452   1,126,927
    Rocky Mountain Chocolate Factory, Inc.............................  12,843     157,070
    Sanderson Farms, Inc..............................................  25,478     938,355
   *Schiff Nutrition International, Inc...............................  43,792     765,484
   *Seneca Foods Corp. Class A........................................  21,261     524,721
   *Seneca Foods Corp. Class B........................................   1,443      35,945
   *Smart Balance, Inc................................................ 133,867   1,274,414
    Snyders-Lance, Inc................................................  77,538   1,816,715
    Spartan Stores, Inc...............................................  52,902     909,914
   *Spectrum Brands Holdings, Inc.....................................  43,525   1,603,026
   #SUPERVALU, Inc....................................................   9,800      24,206
   *Susser Holdings Corp..............................................  41,279   1,490,585
   *Tofutti Brands, Inc...............................................   7,749      10,926
   #Tootsie Roll Industries, Inc......................................  37,417     915,968
  #*TreeHouse Foods, Inc..............................................  33,360   1,867,826
   *United Natural Foods, Inc.........................................  10,825     587,798
    United-Guardian, Inc..............................................  13,162     231,520
   #Universal Corp....................................................  33,750   1,536,975
  #*USANA Health Sciences, Inc........................................  26,952   1,212,301
   #Vector Group, Ltd.................................................  48,012     815,724
    Village Super Market, Inc. Class A................................  10,450     370,034
    WD-40 Co..........................................................  13,602     653,576
    Weis Markets, Inc.................................................  31,449   1,368,975
                                                                               -----------
Total Consumer Staples................................................          59,176,716
                                                                               -----------
Energy -- (4.2%)
    Adams Resources & Energy, Inc.....................................   9,159     380,648
    Alon USA Energy, Inc..............................................  82,924     905,530
  #*Approach Resources, Inc...........................................  46,357   1,223,825
  #*Atwood Oceanics, Inc..............................................  24,352   1,084,395
   *Barnwell Industries, Inc..........................................   8,064      24,192
  #*Basic Energy Services, Inc........................................  59,752     646,517
   #Berry Petroleum Co. Class A.......................................  44,765   1,701,965
  #*Bill Barrett Corp.................................................  28,527     600,779
  #*BioFuel Energy Corp...............................................      30          82
    Bolt Technology Corp..............................................  23,475     341,561
  #*BPZ Resources, Inc................................................ 199,087     453,918
    Bristow Group, Inc................................................  45,458   2,080,613
   *Cal Dive International, Inc....................................... 136,718     221,483
   *Callon Petroleum Co...............................................  84,235     418,648
  #*Carrizo Oil & Gas, Inc............................................  41,407   1,043,870

                                     1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Energy -- (Continued)
  #*Clayton Williams Energy, Inc......................................  17,125 $  706,920
  #*Clean Energy Fuels Corp...........................................  89,736  1,266,175
   *Cloud Peak Energy, Inc............................................  42,323    700,446
   *Comstock Resources, Inc...........................................  11,102    179,630
   *Contango Oil & Gas Co.............................................  23,999  1,421,941
   *CREDO Petroleum Corp..............................................  22,880    330,158
   *Crimson Exploration, Inc..........................................  84,271    370,792
    Crosstex Energy, Inc..............................................  91,637  1,236,183
   *Dawson Geophysical Co.............................................  16,225    373,824
   #Delek US Holdings, Inc............................................  73,167  1,444,317
    DHT Holdings, Inc.................................................   6,251     41,317
   *Double Eagle Petroleum Co.........................................  29,317    121,666
  #*Endeavour International Corp......................................  79,630    682,429
   *Energy Partners, Ltd..............................................  60,632  1,024,681
   *ENGlobal Corp.....................................................  61,609     88,101
  #*Evolution Petroleum Corp..........................................  18,990    158,566
   #EXCO Resources, Inc...............................................  78,745    554,365
   *Exterran Holdings, Inc............................................  70,728  1,044,653
   *FieldPoint Petroleum Corp.........................................  18,199     74,798
  #*Forest Oil Corp...................................................  86,975    595,779
   *GeoResources, Inc.................................................  38,774  1,297,378
   *Gevo, Inc.........................................................  11,048     42,866
  #*Global Geophysical Services, Inc..................................  80,488    472,465
  #*Green Plains Renewable Energy, Inc................................  67,392    299,220
    Gulf Island Fabrication, Inc......................................  34,046    946,819
  #*Gulfmark Offshore, Inc. Class A...................................  34,065  1,224,637
  #*Gulfport Energy Corp..............................................  41,945    864,067
  #*Harvest Natural Resources, Inc....................................  63,618    501,310
  #*Heckmann Corp..................................................... 128,256    395,028
   *Helix Energy Solutions Group, Inc................................. 116,043  2,074,849
   *Hercules Offshore, Inc............................................ 242,670    871,185
   *HKN, Inc..........................................................  34,155     76,849
  #*Hornbeck Offshore Services, Inc...................................  54,244  2,297,233
  #*Houston American Energy Corp......................................  24,635     19,954
  #*ION Geophysical Corp.............................................. 300,529  1,998,518
  #*James River Coal Co...............................................  16,088     36,842
   *Lucas Energy, Inc.................................................  35,619     61,265
   #Lufkin Industries, Inc............................................  12,100    557,205
  #*Magnum Hunter Resources Corp...................................... 201,752    766,658
   *Matrix Service Co.................................................  51,613    534,711
  #*Mexco Energy Corp.................................................   2,735     15,863
   *Mitcham Industries, Inc...........................................  29,489    521,071
   *Natural Gas Services Group, Inc...................................  26,101    378,464
  #*Newpark Resources, Inc............................................ 152,274  1,040,031
   #Nordic American Tankers, Ltd......................................  13,085    153,094
  #*Northern Oil & Gas, Inc...........................................  56,460    889,810
   #Overseas Shipholding Group, Inc...................................  59,654    341,221
   *OYO Geospace Corp.................................................   9,582    908,182
    Panhandle Oil & Gas, Inc. Class A.................................  14,756    453,009
   *Parker Drilling Co................................................ 192,347    890,567
   *Patriot Coal Corp.................................................   8,972        897
   *PDC Energy, Inc...................................................  36,400    953,680
    Penn Virginia Corp................................................  38,623    258,774
  #*PetroQuest Energy, Inc............................................  91,531    504,336
   *PHI, Inc. Non-Voting..............................................  28,503    760,460
   *PHI, Inc. Voting..................................................     200      5,130
   *Pioneer Energy Services Corp...................................... 101,927    819,493
   *PostRock Energy Corp..............................................  18,924     38,037
   *Pyramid Oil Co....................................................  12,084     52,203
   *Rentech, Inc...................................................... 162,157    322,692
   *REX American Resources Corp.......................................  18,425    325,201

                                     1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
  #*Rex Energy Corp...................................................  78,455 $   994,809
   *RigNet, Inc.......................................................     438       8,182
  #*Rosetta Resources, Inc............................................  15,658     653,252
   #RPC, Inc..........................................................  43,285     582,183
  #*SEACOR Holdings, Inc..............................................   4,700     399,265
   *SemGroup Corp. Class A............................................   3,062     103,220
   #Ship Finance International, Ltd...................................  64,415     932,729
  #*Stone Energy Corp.................................................  36,575     960,460
   *Swift Energy Co...................................................  48,685     909,923
   #Targa Resources Corp..............................................   7,780     342,709
   *Tesco Corp........................................................  14,783     171,335
   *TETRA Technologies, Inc...........................................  61,626     427,068
   *TGC Industries, Inc...............................................  52,039     363,232
  #*Triangle Petroleum Corp...........................................  69,098     386,258
   *Union Drilling, Inc...............................................  49,068     175,663
  #*USEC, Inc......................................................... 121,803     116,931
   *VAALCO Energy, Inc................................................ 136,212     998,434
  #*Verenium Corp.....................................................  10,161      44,404
   #W&T Offshore, Inc.................................................  49,464     914,589
   *Warren Resources, Inc............................................. 136,460     316,587
    Western Refining, Inc............................................. 194,387   4,573,926
  #*Westmoreland Coal Co..............................................  11,602      85,391
   *Willbros Group, Inc...............................................  83,606     572,701
   #World Fuel Services Corp..........................................  10,400     421,096
                                                                               -----------
Total Energy..........................................................          63,970,388
                                                                               -----------
Financials -- (15.9%)
   *1st Constitution Bancorp..........................................     148       1,354
    1st Source Corp...................................................  50,610   1,124,554
   *1st United Bancorp, Inc...........................................  31,784     188,479
   *21st Century Holding Co...........................................  16,268      76,297
    Access National Corp..............................................   6,930      95,773
  #*Alexander & Baldwin, Inc..........................................  36,714   1,176,317
    Alliance Bancorp, Inc. of Pennsylvania............................   1,066      12,920
    Alliance Financial Corp...........................................   1,763      61,934
   *Altisource Portfolio Solutions SA.................................  21,934   1,701,201
   #American Equity Investment Life Holding Co........................  81,431     950,300
   *American Independence Corp........................................   5,414      29,236
   #American National Bankshares, Inc.................................   3,612      81,703
   *American National Insurance Co....................................     227      15,988
   *American River Bankshares.........................................   7,219      48,800
   *American Safety Insurance Holdings, Ltd...........................  24,702     440,931
  #*Ameris Bancorp....................................................  56,620     676,043
   *AMERISAFE, Inc....................................................  45,408   1,133,611
   *AmeriServ Financial, Inc..........................................  63,591     181,870
    AmTrust Financial Services, Inc...................................  66,504   1,981,154
    Argo Group International Holdings, Ltd............................  39,327   1,156,607
    Arrow Financial Corp..............................................  27,794     675,950
    Aspen Insurance Holdings, Ltd.....................................   3,360      96,566
    Astoria Financial Corp............................................  97,166     915,304
    Atlantic American Corp............................................   4,900      13,475
   *Atlantic Coast Financial Corp.....................................   2,444       6,208
    Auburn National Bancorporation, Inc...............................     300       6,498
   *AV Homes, Inc.....................................................  17,488     216,501
   #Baldwin & Lyons, Inc. Class A.....................................     550      12,375
    Baldwin & Lyons, Inc. Class B.....................................  21,833     507,181
    Bancfirst Corp....................................................  21,245     862,972
    Bancorp of New Jersey, Inc........................................     159       1,638
   *Bancorp, Inc. (The)...............................................  79,467     743,016
    BancorpSouth, Inc................................................. 103,736   1,503,135
   *BancTrust Financial Group, Inc....................................  18,534      54,861

                                     1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Bank Mutual Corp..................................................  38,658 $  164,683
    Bank of Commerce Holdings.........................................     200        820
   #Bank of Kentucky Financial Corp...................................   2,075     50,983
   #Bank of the Ozarks, Inc...........................................  40,520  1,304,339
  #*BankAtlantic Bancorp, Inc. Class A................................     846      5,110
    BankFinancial Corp................................................  40,419    317,693
    Banner Corp.......................................................  29,654    674,035
    Bar Harbor Bankshares.............................................   4,230    147,331
   *BBCN Bancorp, Inc................................................. 120,990  1,372,027
    BCB Bancorp, Inc..................................................   3,171     33,517
    Beacon Federal Bancorp, Inc.......................................     288      5,780
   *Beneficial Mutual Bancorp, Inc....................................  83,160    711,850
  #*Berkshire Bancorp, Inc............................................     150      1,240
    Berkshire Hills Bancorp, Inc......................................  45,085  1,012,609
   #BGC Partners, Inc. Class A........................................  55,255    274,617
   *BofI Holding, Inc.................................................  25,688    518,127
    Boston Private Financial Holdings, Inc............................ 200,816  1,889,679
    Bridge Bancorp, Inc...............................................   2,572     51,569
   *Bridge Capital Holdings...........................................   4,827     74,963
    Brookline Bancorp, Inc............................................ 143,915  1,210,325
    Bryn Mawr Bank Corp...............................................  27,667    572,154
   #C&F Financial Corp................................................     200      8,186
    Calamos Asset Management, Inc. Class A............................  41,517    438,835
   #California First National Bancorp.................................   3,097     50,295
   *Camco Financial Corp..............................................     750      1,860
    Camden National Corp..............................................  17,075    615,895
  #*Capital Bank Corp.................................................   5,867     13,905
   #Capital City Bank Group, Inc......................................  25,122    184,144
   oCapital Properties, Inc. Class B..................................     550         --
    Capital Southwest Corp............................................   7,088    739,987
     CapitalSource, Inc............................................... 302,900  1,983,995
    Capitol Federal Financial, Inc....................................   9,604    112,559
    Cardinal Financial Corp...........................................  67,985    870,208
    Cash America International, Inc...................................  28,752  1,101,777
    Cathay General Bancorp............................................ 101,243  1,639,124
    Center Bancorp, Inc...............................................  36,410    402,330
    Centerstate Banks, Inc............................................  34,342    266,150
    Central Bancorp, Inc..............................................     300      9,513
   *Central Pacific Financial Corp....................................  18,063    242,044
    Century Bancorp, Inc. Class A.....................................   1,209     36,367
    CFS Bancorp, Inc..................................................   7,141     38,347
    Chemical Financial Corp...........................................  42,419    951,458
   *Chicopee Bancorp, Inc.............................................   2,287     33,139
  #*Citizens Community Bancorp, Inc...................................  17,782    100,646
    Citizens Holding Co...............................................     592     11,603
    Citizens South Banking Corp.......................................   3,301     22,216
  #*Citizens, Inc..................................................... 118,895  1,229,374
   #City Holding Co...................................................  36,315  1,200,211
    CKX Lands, Inc....................................................     702     12,285
   #Clifton Savings Bancorp, Inc......................................  54,704    533,364
   #CNB Financial Corp................................................  12,161    200,292
    CNO Financial Group, Inc.......................................... 336,171  2,786,858
    CoBiz Financial, Inc..............................................  86,050    576,535
    Codorus Valley Bancorp, Inc.......................................   1,504     23,492
   #Cohen & Steers, Inc...............................................  31,678  1,045,374
  #*Colonial Financial Services, Inc..................................   4,279     56,440
   *Colony Bankcorp, Inc..............................................   1,629      6,516
    Columbia Banking System, Inc......................................  53,432    964,448
    Commercial National Financial Corp................................     700     14,700
   #Community Bank System, Inc........................................  47,973  1,319,737
    Community Trust Bancorp, Inc......................................  38,192  1,296,236

                                     1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *Community West Bancshares.........................................   1,200 $    2,808
  #*CompuCredit Holdings Corp.........................................  43,356    190,766
    Consolidated-Tokoma Land Co.......................................  12,491    351,497
   *Cowen Group, Inc. Class A......................................... 176,221    440,552
    Crawford & Co. Class A............................................  62,652    231,186
    Crawford & Co. Class B............................................  49,714    200,845
  #*Credit Acceptance Corp............................................  16,216  1,554,466
   #CVB Financial Corp................................................ 121,465  1,433,287
   *DFC Global Corp...................................................  38,875    745,234
    Diamond Hill Investment Group, Inc................................   5,537    413,669
    Dime Community Bancshares, Inc....................................  79,643  1,154,824
   *Direct Markets Holdings Corp......................................  33,018      7,594
    Donegal Group, Inc. Class A.......................................  46,744    626,370
    Donegal Group, Inc. Class B.......................................     870     15,503
   *Doral Financial Corp..............................................   1,598      2,173
    Duff & Phelps Corp................................................  29,693    437,675
    Eastern Insurance Holdings, Inc...................................  23,052    365,605
   *Eastern Virginia Bankshares, Inc..................................     696      2,784
    ECB Bancorp, Inc..................................................     295      2,938
    Edelman Financial Group, Inc......................................  62,733    543,895
   *eHealth, Inc......................................................  53,786    988,049
    EMC Insurance Group, Inc..........................................  28,050    567,171
    Employers Holdings, Inc...........................................  54,613    976,480
    Endurance Specialty Holdings, Ltd.................................  50,618  1,754,926
   *Enstar Group, Ltd.................................................  15,007  1,402,854
    Enterprise Bancorp, Inc...........................................   2,244     37,273
    Enterprise Financial Services Corp................................  42,651    535,270
    Epoch Holding Corp................................................  37,304    786,368
    ESB Financial Corp................................................   6,039     85,090
    ESSA Bancorp, Inc.................................................  31,805    336,179
    Evans Bancorp, Inc................................................   1,635     25,342
    Evercore Partners, Inc. Class A...................................  23,638    547,692
  #*EZCORP, Inc. Class A..............................................  46,230  1,040,175
    FBL Financial Group, Inc. Class A.................................  40,672  1,258,798
    Federal Agricultural Mortgage Corp. Class A.......................   1,115     21,057
    Federal Agricultural Mortgage Corp. Class C.......................  23,362    587,321
    Fidelity Bancorp, Inc.............................................     692     14,435
    Fidelity Southern Corp............................................  23,184    210,507
    Financial Institutions, Inc.......................................  26,035    447,802
   *First Acceptance Corp............................................. 124,814    153,521
    First Advantage Bancorp...........................................     925     12,488
    First American Financial Corp..................................... 131,159  2,402,833
    First Bancorp.....................................................  28,801    245,385
   *First BanCorp.....................................................   3,290     12,436
    First Bancorp, Inc................................................   3,301     55,457
   *First Bancshares, Inc.............................................     400      1,960
    First Bancshares, Inc. (The)......................................     300      2,922
    First Busey Corp.................................................. 146,139    681,008
    First Business Financial Services, Inc............................     700     15,267
   *First California Financial Group, Inc.............................  17,523    117,579
  #*First Cash Financial Services, Inc................................  34,162  1,369,896
    First Commonwealth Financial Corp................................. 139,672    979,101
    First Community Bancshares, Inc...................................  37,579    544,520
    First Defiance Financial Corp.....................................  23,415    380,494
  #*First Federal Bancshares of Arkansas, Inc.........................     396      3,295
   *First Federal of Northern Michigan Bancorp, Inc...................   2,000      6,780
    First Financial Bancorp...........................................  74,874  1,194,989
   #First Financial Bankshares, Inc...................................  31,279  1,078,969
    First Financial Corp..............................................  32,291    957,428
    First Financial Holdings, Inc.....................................  25,601    302,092
  #*First Financial Northwest, Inc....................................  33,971    278,562

                                     1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *First Financial Service Corp......................................     156 $      359
    First Interstate BancSystem, Inc..................................  13,961    201,178
    First M&F Corp....................................................     911      5,694
   *First Marblehead Corp. (The)......................................  40,344     43,168
    First Merchants Corp..............................................  63,291    900,631
    First Midwest Bancorp, Inc........................................  96,064  1,085,523
    First Pactrust Bancorp, Inc.......................................  16,509    185,726
   *First South Bancorp, Inc..........................................  17,129     72,627
   *First United Corp.................................................     500      2,450
    First West Virginia Bancorp.......................................     432      6,769
   *FirstCity Financial Corp..........................................  20,633    185,697
   #FirstMerit Corp................................................... 140,178  2,270,884
    Flagstone Reinsurance Holdings SA.................................  79,400    554,212
    Flushing Financial Corp...........................................  71,601  1,010,290
   #FNB Corp.......................................................... 192,126  2,090,331
  #*FNB United Corp...................................................      48        570
   *Forestar Group, Inc...............................................  56,829    646,714
    Fox Chase Bancorp, Inc............................................  33,410    497,809
   *Franklin Financial Corp...........................................     486      7,844
    Fulton Financial Corp.............................................   1,784     16,395
   #FXCM, Inc.........................................................  25,808    270,984
    GAMCO Investors, Inc. Class A.....................................   4,608    205,932
   #German American Bancorp, Inc......................................  29,938    609,238
    GFI Group, Inc.................................................... 196,555    625,045
   #Glacier Bancorp, Inc..............................................  89,278  1,354,347
   *Gleacher & Co., Inc...............................................  39,755     27,828
   *Global Indemnity P.L.C............................................  23,251    446,884
   #Great Southern Bancorp, Inc.......................................  30,592    937,645
  #*Green Dot Corp. Class A...........................................  17,895    186,824
   *Greene Bancshares, Inc............................................     108        195
   #Greenhill & Co., Inc..............................................  19,644    780,260
   *Greenlight Capital Re, Ltd. Class A...............................  38,315    902,701
   *Guaranty Bancorp..................................................  33,158     63,663
   *Guaranty Federal Bancshares, Inc..................................   3,766     25,948
   *Hallmark Financial Services, Inc..................................  45,993    379,442
    Hampden Bancorp, Inc..............................................   7,411     93,453
   *Hanmi Financial Corp..............................................  21,007    230,027
    Hanover Insurance Group, Inc. (The)...............................  44,249  1,551,812
    Harleysville Savings Financial Corp...............................     101      1,742
   *Harris & Harris Group, Inc........................................  78,637    292,530
    Hawthorn Bancshares, Inc..........................................   1,673     15,793
    Heartland Financial USA, Inc......................................  35,597    930,150
   *Heritage Commerce Corp............................................  30,775    188,651
    Heritage Financial Corp...........................................  13,995    193,831
   #Heritage Financial Group, Inc.....................................  22,052    295,276
    HF Financial Corp.................................................   2,659     34,009
   *HFF, Inc. Class A.................................................  59,730    780,074
   *Hilltop Holdings, Inc............................................. 122,727  1,289,861
    Hingham Institution for Savings...................................     559     33,937
  #*HMN Financial, Inc................................................   2,746      7,661
  #*Home Bancorp, Inc.................................................   1,082     18,199
    Home BancShares, Inc..............................................  42,363  1,277,244
    Home Federal Bancorp, Inc.........................................  38,027    377,228
    Homeowners Choice, Inc............................................  21,912    397,265
    HopFed Bancorp, Inc...............................................   7,718     57,885
    Horace Mann Educators Corp........................................  77,652  1,354,251
    Horizon Bancorp...................................................   1,254     33,833
    Hudson Valley Holding Corp........................................  12,960    218,506
    IBERIABANK Corp...................................................  43,346  2,029,893
   *ICG Group, Inc....................................................  79,112    707,261
  #*Imperial Holdings, Inc............................................     800      3,064

                                     1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Independence Holding Co...........................................  36,356 $  343,201
    Independent Bank Corp. (453836108)................................  40,584  1,205,751
   *Independent Bank Corp. (453838609)................................  21,971     63,496
    Indiana Community Bancorp.........................................   1,214     27,740
    Infinity Property & Casualty Corp.................................  17,124    989,938
    Interactive Brokers Group, Inc. Class A...........................  58,473    809,851
    International Bancshares Corp.....................................  73,801  1,352,772
   *Intervest Bancshares Corp. Class A................................   9,379     35,359
   *INTL. FCStone, Inc................................................  39,492    752,323
   *Investment Technology Group, Inc..................................  50,219    415,813
   *Investors Bancorp, Inc............................................ 123,487  2,009,133
   *Investors Capital Holdings, Ltd...................................   1,464      6,193
    Investors Title Co................................................     934     49,978
    Janus Capital Group, Inc.......................................... 211,524  1,529,319
    JMP Group, Inc....................................................  50,429    314,173
   #Kaiser Federal Financial Group, Inc...............................  22,451    326,438
   #KBW, Inc..........................................................  31,669    510,188
    Kearny Financial Corp.............................................  60,876    591,715
   #Kemper Corp.......................................................  64,373  2,106,285
    Kennedy-Wilson Holdings, Inc......................................  27,787    380,126
    Kentucky First Federal Bancorp....................................   3,402     25,549
  #*Knight Capital Group, Inc. Class A................................ 125,936  1,300,919
    Lake Shore Bancorp, Inc...........................................     338      3,414
    Lakeland Bancorp, Inc.............................................  60,031    565,492
    Lakeland Financial Corp...........................................  40,257  1,036,215
    Landmark Bancorp, Inc.............................................   2,232     44,841
    Life Partners Holdings, Inc.......................................  10,604     25,238
    LNB Bancorp, Inc..................................................  12,718     75,926
   *Louisiana Bancorp, Inc............................................   8,396    134,630
  #*Macatawa Bank Corp................................................  48,519    157,687
   *Magyar Bancorp, Inc...............................................     809      3,196
    Maiden Holdings, Ltd..............................................  83,288    707,115
    MainSource Financial Group, Inc...................................  45,881    535,890
    MarketAxess Holdings, Inc.........................................  48,452  1,464,219
    Marlin Business Services Corp.....................................  30,574    469,617
    Mayflower Bancorp, Inc............................................     100      1,064
    MB Financial, Inc.................................................  70,116  1,415,642
  #*MBIA, Inc......................................................... 203,899  1,947,235
  #*MBT Financial Corp................................................  28,351     83,635
    MCG Capital Corp.................................................. 171,277    750,193
    Meadowbrook Insurance Group, Inc.................................. 113,016    795,633
    Medallion Financial Corp..........................................  43,549    482,523
   *Mercantile Bank Corp..............................................  12,831    212,481
    Merchants Bancshares, Inc.........................................  14,947    395,199
   *Meridian Interstate Bancorp, Inc..................................  33,952    521,842
    Meta Financial Group, Inc.........................................   3,761     80,260
   *Metro Bancorp, Inc................................................  31,721    396,512
   *MetroCorp Bancshares, Inc.........................................  17,385    179,761
  #*MGIC Investment Corp.............................................. 216,764    522,401
    MicroFinancial, Inc...............................................  17,150    165,498
    Mid Penn Bancorp, Inc.............................................     531      5,363
    MidSouth Bancorp, Inc.............................................  18,736    266,988
   #MidWestOne Financial Group, Inc...................................   4,319     91,908
    Montpelier Re Holdings, Ltd.......................................  85,084  1,723,802
    MutualFirst Financial, Inc........................................   5,459     60,977
   *National Financial Partners Corp..................................  74,855  1,111,597
    National Interstate Corp..........................................  37,253    975,656
    National Penn Bancshares, Inc..................................... 219,986  1,944,676
    National Security Group, Inc......................................   1,000      8,600
    National Western Life Insurance Co. Class A.......................   1,700    240,703
    Naugatuck Valley Financial Corp...................................      99        723

                                     1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *Navigators Group, Inc. (The)......................................  20,522 $  993,880
    NBT Bancorp, Inc..................................................  39,269    825,042
    Nelnet, Inc. Class A..............................................  58,422  1,373,501
  #*Netspend Holdings, Inc............................................  40,944    360,307
   *New Century Bancorp, Inc..........................................   1,478      6,799
    New England Bancshares, Inc.......................................  19,498    261,078
    New Hampshire Thrift Bancshares, Inc..............................   2,734     34,284
   *NewBridge Bancorp.................................................  11,878     48,819
   *Newport Bancorp, Inc..............................................     700      9,930
   *NewStar Financial, Inc............................................ 112,087  1,336,077
   *North Valley Bancorp..............................................   1,279     17,548
    Northeast Bancorp.................................................      38        321
    Northeast Community Bancorp, Inc..................................  35,308    188,721
   #Northfield Bancorp, Inc...........................................  55,058    824,218
    Northrim Bancorp, Inc.............................................   6,560    132,250
    Northwest Bancshares, Inc......................................... 164,679  1,918,510
    Norwood Financial Corp............................................     576     16,056
    Ocean Shore Holding Co............................................     205      2,655
    OceanFirst Financial Corp.........................................  40,940    557,193
  #*Ocwen Financial Corp..............................................  87,991  1,738,702
    Ohio Valley Banc Corp.............................................     600     11,688
    Old National Bancorp.............................................. 134,026  1,640,478
  #*Old Second Bancorp, Inc...........................................   7,253     10,154
   *OmniAmerican Bancorp, Inc.........................................  19,692    413,335
    OneBeacon Insurance Group, Ltd. Class A...........................  38,702    491,128
    Oppenheimer Holdings, Inc. Class A................................   9,329    129,766
    Oriental Financial Group, Inc.....................................  91,840    953,299
    Oritani Financial Corp............................................  83,120  1,171,161
  #*Pacific Capital Bancorp...........................................   1,465     66,833
    Pacific Continental Corp..........................................  42,439    391,712
   *Pacific Mercantile Bancorp........................................  22,505    150,333
   *Pacific Premier Bancorp, Inc......................................   2,269     20,217
    PacWest Bancorp...................................................  40,758    933,766
    Park National Corp................................................  15,289  1,035,677
   *Park Sterling Corp................................................  18,385     84,387
   *Patriot National Bancorp..........................................     498        777
    Peapack-Gladstone Financial Corp..................................  11,840    181,152
   #Penns Woods Bancorp, Inc..........................................   3,062    119,265
   *Penson Worldwide, Inc.............................................  13,048      1,435
    Peoples Bancorp of North Carolina.................................     986      8,470
    Peoples Bancorp, Inc..............................................  21,020    459,497
  #*PHH Corp..........................................................  56,830    921,214
   *Phoenix Cos., Inc. (The).......................................... 231,150    376,774
   *PICO Holdings, Inc................................................  52,654  1,269,488
   *Pinnacle Financial Partners, Inc..................................  74,601  1,458,450
   *Piper Jaffray Cos., Inc...........................................  17,595    374,949
    Platinum Underwriters Holdings, Ltd...............................  44,055  1,674,971
   *Popular, Inc......................................................  30,127    454,014
   *Porter Bancorp, Inc...............................................     868      1,250
  #*Preferred Bank....................................................   6,011     64,799
   *Premier Financial Bancorp, Inc....................................   2,848     22,385
    Presidential Life Corp............................................  60,095    834,720
   #Primerica, Inc....................................................  80,041  2,190,722
   *Primus Guaranty, Ltd..............................................  37,536    290,904
   #PrivateBancorp, Inc...............................................  91,500  1,401,780
    ProAssurance Corp.................................................   5,311    475,706
   #Prosperity Bancshares, Inc........................................  20,321    824,423
    Provident Financial Holdings, Inc.................................   6,455     79,009
    Provident Financial Services, Inc.................................  80,839  1,231,178
    Provident New York Bancorp........................................  67,924    561,052
  #*Prudential Bancorp, Inc. of Pennsylvania..........................   1,700      9,503

                                     1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Pulaski Financial Corp............................................  12,796 $   95,842
    Pzena Investment Management, Inc. Class A.........................   7,480     28,798
    QC Holdings, Inc..................................................  25,220     88,522
   #Radian Group, Inc................................................. 324,032    907,290
    Renasant Corp.....................................................  57,214  1,012,688
   #Republic Bancorp, Inc. Class A....................................  38,481    908,536
   *Republic First Bancorp, Inc.......................................  11,514     23,834
    Resource America, Inc. Class A....................................  44,043    267,341
   *Riverview Bancorp, Inc............................................   8,195     11,637
   #RLI Corp..........................................................  23,484  1,512,604
    Rockville Financial, Inc..........................................  71,407    831,892
    Roma Financial Corp...............................................  50,318    457,391
   *Royal Bancshares of Pennsylvania, Inc. Class A....................   8,910     22,275
    S&T Bancorp, Inc..................................................  61,721  1,018,396
   #S.Y. Bancorp, Inc.................................................  27,925    652,607
   *Safeguard Scientifics, Inc........................................  51,139    791,120
    Safety Insurance Group, Inc.......................................  25,494  1,080,436
    Salisbury Bancorp, Inc............................................     276      6,762
    Sandy Spring Bancorp, Inc.........................................  55,757    993,032
    SCBT Financial Corp...............................................  34,852  1,290,918
    SeaBright Holdings, Inc...........................................  38,422    323,897
   *Security National Financial Corp. Class A.........................   2,606      6,802
    Selective Insurance Group, Inc....................................  76,124  1,313,900
    Shore Bancshares, Inc.............................................   6,047     31,989
    SI Financial Group, Inc...........................................  35,417    414,379
   *Siebert Financial Corp............................................   7,500     12,750
    Sierra Bancorp....................................................  26,723    285,402
    Simmons First National Corp. Class A..............................  41,182    961,188
    Somerset Hills Bancorp............................................  16,578    142,571
   *Southcoast Financial Corp.........................................      62        146
   *Southern Community Financial Corp.................................  39,963    125,883
  #*Southern First Bancshares, Inc....................................   2,941     24,675
    Southern Missouri Bancorp, Inc....................................     400      8,900
    Southern National Bancorp of Virginia, Inc........................     342      2,527
   #Southside Bancshares, Inc.........................................  45,351    946,031
   *Southwest Bancorp, Inc............................................  38,803    356,988
    Southwest Georgia Financial Corp..................................   1,439     12,375
  #*St. Joe Co. (The).................................................  82,481  1,396,403
    StanCorp Financial Group, Inc.....................................  52,782  1,570,792
    State Auto Financial Corp.........................................  43,530    564,584
    StellarOne Corp...................................................  49,274    659,779
    Sterling Bancorp..................................................  67,410    646,462
   #Stewart Information Services Corp.................................  11,500    196,305
  #*Stifel Financial Corp.............................................  48,787  1,468,489
   *Stratus Properties, Inc...........................................  14,485    120,950
  #*Suffolk Bancorp...................................................   8,575    111,475
    Summit State Bank.................................................     800      5,040
   *Sun Bancorp, Inc..................................................  57,534    169,150
    Susquehanna Bancshares, Inc....................................... 234,498  2,499,749
   *Sussex Bancorp....................................................     823      4,033
   *SWS Group, Inc....................................................  19,920    114,142
   #Symetra Financial Corp............................................  86,296  1,003,622
    Synovus Financial Corp............................................ 321,273    610,419
  #*Taylor Capital Group, Inc.........................................  41,349    721,540
    TCF Financial Corp................................................ 104,683  1,081,375
    Teche Holding Co..................................................   2,950    112,660
   *Tejon Ranch Co....................................................  34,897    906,973
    Territorial Bancorp, Inc..........................................  17,838    419,193
  #*Texas Capital Bancshares, Inc.....................................  42,200  1,818,398
    TF Financial Corp.................................................     840     19,589
    Thomas Properties Group, Inc......................................  91,827    462,808

                                     1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Financials -- (Continued)
   *Timberland Bancorp, Inc...........................................   8,251 $     42,740
    Tompkins Financial Corp...........................................  26,384    1,035,836
   *Tower Financial Corp..............................................     382        4,546
    Tower Group, Inc..................................................  49,242      917,871
    TowneBank.........................................................  48,477      693,221
   *Tree.com, Inc.....................................................  14,902      192,534
    TriCo Bancshares..................................................  32,757      499,544
    TrustCo Bank Corp................................................. 179,615      989,679
   #Trustmark Corp....................................................  81,536    1,971,540
   #UMB Financial Corp................................................  43,855    2,107,671
   #Umpqua Holdings Corp.............................................. 151,178    1,886,701
    Unico American Corp...............................................   4,300       43,000
    Union First Market Bankshares Corp................................  43,125      658,519
   *United Bancshares, Inc............................................     110        1,005
   #United Bankshares, Inc............................................  49,844    1,161,365
   *United Community Banks, Inc.......................................  28,591      194,705
   *United Community Financial Corp...................................   7,977       21,219
    United Financial Bancorp, Inc.....................................  38,414      547,400
    United Fire Group, Inc............................................  36,733      719,967
   *United Security Bancshares........................................  38,914       94,562
   *Unity Bancorp, Inc................................................   5,784       34,530
    Universal Insurance Holdings, Inc.................................  94,309      301,789
    Univest Corp. of Pennsylvania.....................................  34,528      549,340
    ViewPoint Financial Group, Inc....................................  81,712    1,438,540
   *Virginia Commerce Bancorp, Inc....................................  78,618      634,447
   *Virtus Investment Partners, Inc...................................  11,684      978,184
    VIST Financial Corp...............................................     726        8,879
    VSB Bancorp, Inc..................................................     478        5,086
   *Walker & Dunlop, Inc..............................................   4,080       51,571
    Washington Banking Co.............................................  37,419      523,118
    Washington Federal, Inc........................................... 117,821    1,876,889
    Washington Trust Bancorp, Inc.....................................  36,868      915,064
  #*Waterstone Financial, Inc.........................................  75,617      251,805
    Wayne Savings Bancshares, Inc.....................................     132        1,121
    Webster Financial Corp............................................  97,138    1,993,272
    WesBanco, Inc.....................................................  62,437    1,293,070
    West Bancorporation, Inc..........................................  41,614      421,966
   *West Coast Bancorp................................................  45,081      896,661
   #Westamerica Bancorporation........................................  29,482    1,356,172
   *Western Alliance Bancorp.......................................... 158,880    1,464,874
    Westfield Financial, Inc..........................................  63,564      474,187
    Westwood Holdings Group, Inc......................................  14,154      527,236
    White River Capital, Inc..........................................     538       12,078
   *Wilshire Bancorp, Inc.............................................  92,451      586,139
    Wintrust Financial Corp...........................................  47,811    1,755,142
  #*World Acceptance Corp.............................................  21,517    1,533,517
   *WSB Holdings, Inc.................................................     800        2,200
    WSFS Financial Corp...............................................   1,994       82,611
    WVS Financial Corp................................................     700        5,628
   *ZipRealty, Inc....................................................  37,056       48,543
                                                                               ------------
Total Financials......................................................          244,095,195
                                                                               ------------
Health Care -- (8.3%)
   *Abaxis, Inc.......................................................  20,277      723,686
  #*ABIOMED, Inc......................................................  41,973      946,491
   *Accuray, Inc...................................................... 149,141      941,080
  #*Achillion Pharmaceuticals, Inc....................................     376        2,489
   *Acorda Therapeutics, Inc..........................................  18,229      438,772
   *Adcare Health Systems, Inc........................................   9,047       33,836
   *Addus HomeCare Corp...............................................   8,574       37,726
   *ADVENTRX Pharmaceuticals, Inc.....................................  12,782        8,117

                                     1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
  #*Affymax, Inc......................................................  65,582 $1,064,396
   *Affymetrix, Inc................................................... 129,532    542,739
  #*Air Methods Corp..................................................  22,944  2,501,584
   *Albany Molecular Research, Inc....................................  68,314    193,329
   *Alere, Inc........................................................      31        585
  #*Align Technology, Inc.............................................  22,750    772,590
   *Alkermes P.L.C....................................................  69,667  1,295,110
   *Alliance HealthCare Services, Inc.................................  28,553     23,128
   *Allied Healthcare Products, Inc...................................   1,200      3,402
   *Almost Family, Inc................................................  15,589    343,114
  #*Alnylam Pharmaceuticals, Inc......................................  17,654    329,953
   *Alphatec Holdings, Inc............................................ 138,871    244,413
   *AMAG Pharmaceuticals, Inc.........................................  20,643    319,554
   *Amedisys, Inc.....................................................   9,885    120,498
   *American Shared Hospital Services.................................   2,300      7,015
   *AMN Healthcare Services, Inc......................................  77,826    454,504
   *Amsurg Corp.......................................................  37,997  1,122,431
    Analogic Corp.....................................................  14,971    958,443
   *AngioDynamics, Inc................................................  55,403    609,987
   *Anika Therapeutics, Inc...........................................  30,637    372,240
   *Ariad Pharmaceuticals, Inc........................................ 193,800  3,707,394
    Arrhythmia Research Technology, Inc...............................   6,700     19,899
   *ArthroCare Corp...................................................  25,265    747,339
    Assisted Living Concepts, Inc. Class A............................  51,832    726,166
   *Astex Pharmaceuticals, Inc........................................ 140,042    347,304
   *AtriCure, Inc.....................................................  12,748    106,701
    Atrion Corp.......................................................   3,399    700,194
  #*AVEO Pharmaceuticals, Inc.........................................  15,380    201,478
   *BioClinica, Inc...................................................  46,104    239,741
  #*Bio-Reference Labs, Inc...........................................  30,365    751,534
   *BioScrip, Inc..................................................... 139,575    887,697
   *Bovie Medical Corp................................................  26,877     62,086
   *Cambrex Corp......................................................  72,842    672,332
    Cantel Medical Corp...............................................  56,014  1,463,086
   *Capital Senior Living Corp........................................  75,382    847,294
   *CardioNet, Inc....................................................  45,119     87,982
   *CAS Medical Systems, Inc..........................................   3,539      5,910
   *Celldex Therapeutics, Inc......................................... 123,377    637,859
  #*Centene Corp......................................................  23,191    882,186
  #*Cepheid, Inc......................................................   9,609    307,872
  #*Charles River Laboratories International, Inc.....................  33,300  1,133,199
   #Chemed Corp.......................................................  23,330  1,464,424
   *Chindex International, Inc........................................   1,918     20,043
  #*Codexis, Inc......................................................  17,017     52,412
   *CombiMatrix Corp..................................................  12,384      8,830
    Computer Programs & Systems, Inc..................................  12,522    619,839
  #*Conceptus, Inc....................................................  67,088  1,246,495
    CONMED Corp.......................................................  45,317  1,243,498
   *Conmed Healthcare Management, Inc.................................   3,499     13,716
    Cooper Cos., Inc. (The)...........................................   4,987    375,322
   *Corvel Corp.......................................................  21,613    997,224
   *Cross Country Healthcare, Inc.....................................  40,381    184,137
   *CryoLife, Inc.....................................................  75,867    421,821
  #*Cubist Pharmaceuticals, Inc.......................................  26,904  1,158,486
  #*Cumberland Pharmaceuticals, Inc...................................  42,051    256,511
   *Cutera, Inc.......................................................  35,410    242,204
  #*Cyberonics, Inc...................................................  26,122  1,131,083
   *Cynosure, Inc. Class A............................................  23,717    593,874
   *Cytokinetics, Inc.................................................   9,607      6,667
    Daxor Corp........................................................   3,400     30,481
   *Depomed, Inc......................................................  98,637    544,476

                                     1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Digirad Corp......................................................  38,425 $   76,850
   *DUSA Pharmaceuticals, Inc.........................................  67,549    369,493
   *Dynacq Healthcare, Inc............................................   9,092      5,582
   *DynaVox, Inc. Class A.............................................   1,885      2,036
   *Emergent Biosolutions, Inc........................................  44,147    644,988
   *Emeritus Corp.....................................................  32,082    543,790
  #*Endocyte, Inc.....................................................  10,823     83,229
   *Endologix, Inc....................................................  49,785    584,974
    Ensign Group, Inc. (The)..........................................  37,116  1,041,104
   *Enzo Biochem, Inc.................................................  63,177     94,766
   *Enzon Pharmaceuticals, Inc........................................  92,823    615,416
   *Epocrates, Inc....................................................     414      3,122
  #*Exactech, Inc.....................................................  28,418    470,318
   *ExamWorks Group, Inc..............................................  12,571    164,052
   *Five Star Quality Care, Inc.......................................  89,282    318,737
   *Furiex Pharmaceuticals, Inc.......................................  20,498    393,972
   *GenMark Diagnostics, Inc..........................................     477      2,695
  #*Genomic Health, Inc...............................................   6,926    232,506
   *Gentiva Health Services, Inc......................................  67,521    449,690
   *Greatbatch, Inc...................................................  61,421  1,402,241
  #*GTx, Inc..........................................................   1,899      6,684
  #*Haemonetics Corp..................................................  25,159  1,809,184
   *Hanger, Inc.......................................................  34,011    876,463
   *Harvard Bioscience, Inc...........................................  68,472    253,346
   *HealthStream, Inc.................................................  59,755  1,669,555
   *Healthways, Inc...................................................  52,084    583,862
   *Hi-Tech Pharmacal Co., Inc........................................  25,919    890,577
  #*HMS Holdings Corp.................................................  25,746    885,920
   *ICU Medical, Inc..................................................  20,292  1,082,172
   *Idera Pharmaceuticals, Inc........................................  44,271     45,156
   *Immunomedics, Inc.................................................  11,092     38,378
   *Impax Laboratories, Inc...........................................  77,190  1,715,162
  #*Incyte Corp.......................................................  66,586  1,663,984
  #*Infinity Pharmaceuticals, Inc.....................................  45,903    801,466
   *Integra LifeSciences Holdings Corp................................  23,477    902,925
   *IntegraMed America, Inc...........................................  24,895    346,787
    Invacare Corp.....................................................  44,918    632,895
  #*IPC The Hospitalist Co............................................  13,010    559,430
   *Iridex Corp.......................................................   6,949     23,210
   *IRIS International, Inc...........................................  39,671    412,182
   *Jazz Pharmaceuticals P.L.C........................................  43,942  2,112,292
   #Kewaunee Scientific Corp..........................................   2,000     23,680
   *Kindred Healthcare, Inc...........................................  31,736    300,540
   *K-V Pharmaceutical Co. Class B....................................   8,994      5,082
    Landauer, Inc.....................................................  17,134    975,953
   *Lannet Co., Inc...................................................  65,604    310,307
   *LCA-Vision, Inc...................................................  31,653    111,735
    LeMaitre Vascular, Inc............................................  33,988    214,124
   *LHC Group, Inc....................................................  25,299    452,599
  #*LifePoint Hospitals, Inc..........................................  13,443    512,447
   *Ligand Pharmaceuticals, Inc. Class B..............................     851     16,467
   *Luminex Corp......................................................  18,179    311,406
   *Magellan Health Services, Inc.....................................  32,968  1,589,058
  #*Masimo Corp.......................................................  13,362    299,309
   *Maxygen, Inc......................................................  71,734    432,556
   *MedAssets, Inc....................................................  40,861    538,957
   *MedCath Corp......................................................  41,900    323,468
   *Medical Action Industries, Inc....................................  33,826    117,714
   *Medicines Co. (The)............................................... 105,773  2,648,556
   *MediciNova, Inc...................................................  10,669     17,604
   *Medidata Solutions, Inc...........................................  49,170  1,741,110

                                     1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
  #*Medivation, Inc...................................................   4,570 $  455,629
   *Medtox Scientific, Inc............................................  22,047    595,269
  #*Merge Healthcare, Inc.............................................   4,249     12,577
   *Merit Medical Systems, Inc........................................  56,541    763,869
   *Metabolix, Inc....................................................   1,305      2,414
  #*Metropolitan Health Networks, Inc................................. 119,084  1,003,878
   *Misonix, Inc......................................................   1,809      4,378
   *MModal, Inc.......................................................  84,889  1,215,610
   *Molina Healthcare, Inc............................................  68,436  1,670,523
   *Momenta Pharmaceuticals, Inc......................................  37,295    530,335
   *MWI Veterinary Supply, Inc........................................  14,870  1,354,508
   *Myrexis, Inc......................................................  26,518     67,621
   *Nabi Biopharmaceuticals...........................................  56,698     91,851
   *Nanosphere, Inc...................................................   2,136      6,365
    National Healthcare Corp..........................................  22,690    990,872
    National Research Corp............................................  11,763    591,914
   *Natus Medical, Inc................................................  56,887    703,123
  #*Navidea Biopharmaceuticals, Inc...................................   7,239     27,653
   *Neogen Corp.......................................................  19,624    754,935
   *Neurocrine Biosciences, Inc.......................................  38,768    294,637
   *NuVasive, Inc.....................................................  49,723  1,038,713
   *Obagi Medical Products, Inc.......................................  41,502    636,641
   *Omnicell, Inc.....................................................  71,981    939,352
   *OraSure Technologies, Inc.........................................  49,619    526,458
   *Orexigen Therapeutics, Inc........................................  41,850    206,320
   *Orthofix International N.V........................................  15,669    642,586
   #Owens & Minor, Inc................................................  16,641    469,443
   *Palomar Medical Technologies, Inc.................................  34,305    274,783
   *Par Pharmaceutical Cos., Inc......................................  47,469  2,371,551
  #*PAREXEL International Corp........................................  70,045  1,927,638
   *PDI, Inc..........................................................  33,451    240,178
   #PDL BioPharma, Inc................................................ 148,819  1,010,481
  #*Pernix Therapeutics Holdings, Inc.................................   4,466     34,031
   *PharMerica Corp...................................................  45,907    472,383
   *Pozen, Inc........................................................  57,055    360,017
   *Progenics Pharmaceuticals, Inc....................................  62,441    325,318
   *ProPhase Labs, Inc................................................  28,021     34,466
   *Providence Service Corp. (The)....................................  28,021    361,471
   *pSivida Corp......................................................  42,667    117,761
   *PSS World Medical, Inc............................................  25,303    528,580
  #*Questcor Pharmaceuticals, Inc.....................................  35,568  1,311,392
  #*Quidel Corp.......................................................  67,753  1,061,690
   *RadNet, Inc.......................................................  72,053    168,604
   *Repligen Corp.....................................................  73,292    294,634
   *Rigel Pharmaceuticals, Inc........................................ 121,723  1,331,650
  #*Rochester Medical Corp............................................  29,380    293,212
  #*Rockwell Medical, Inc.............................................   3,999     36,071
   *RTI Biologics, Inc................................................ 133,829    476,431
  #*Sangamo Biosciences, Inc..........................................  59,196    311,371
   *Santarus, Inc.....................................................  47,852    347,884
  #*SciClone Pharmaceuticals, Inc..................................... 135,804    780,873
  #*Select Medical Holdings Corp......................................  99,570  1,060,420
  #*SIGA Technologies, Inc............................................  37,695    109,692
   *Skilled Healthcare Group, Inc. Class A............................  28,385    154,131
   *Solta Medical, Inc................................................ 106,736    349,027
    Span-American Medical System, Inc.................................   5,507     93,619
   *Spectranetics Corp................................................  46,154    544,617
  #*Spectrum Pharmaceuticals, Inc.....................................  68,193    954,020
   *Staar Surgical Co.................................................  25,781    132,514
    STERIS Corp.......................................................  58,593  1,765,407
   *Strategic Diagnostics, Inc........................................  50,513     67,182

                                     1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   *Sucampo Pharmaceuticals, Inc. Class A.............................  30,130 $    121,725
   *SunLink Health Systems, Inc.......................................   2,957        3,312
  #*Sunrise Senior Living, Inc........................................  79,372      530,205
   *SurModics, Inc....................................................  32,904      524,490
   *Symmetry Medical, Inc.............................................  71,015      550,366
  #*Synageva BioPharma Corp...........................................   5,998      300,260
   *Targacept, Inc....................................................  13,866       59,901
  #*Team Health Holdings, Inc.........................................  55,283    1,476,056
   *Theragenics Corp..................................................  29,558       54,387
  #*Thoratec Corp.....................................................  40,024    1,373,223
   *Tornier NV........................................................   8,023      175,062
   *TranS1, Inc.......................................................  42,116      105,290
  #*Transcept Pharmaceuticals, Inc....................................  35,523      216,335
   *Triple-S Management Corp. Class B.................................  35,425      645,444
    U.S. Physical Therapy, Inc........................................  25,424      652,634
   *Universal American Corp........................................... 119,086    1,067,011
    Utah Medical Products, Inc........................................   8,858      299,932
   *Vascular Solutions, Inc...........................................  35,247      470,195
   *ViroPharma, Inc................................................... 115,735    2,512,607
  #*WellCare Health Plans, Inc........................................  34,000    2,203,880
    West Pharmaceutical Services, Inc.................................  36,624    1,823,143
  #*Wizzard Software Corp.............................................  13,181       46,134
   *Wright Medical Group, Inc.........................................  49,614      924,805
  #*XenoPort, Inc.....................................................  62,424      491,901
    Young Innovations, Inc............................................  18,212      657,271
  #*Zalicus, Inc......................................................  76,646       81,245
                                                                               ------------
Total Health Care.....................................................          127,979,258
                                                                               ------------
Industrials -- (14.5%)
    A.O. Smith Corp...................................................  21,759    1,075,330
   *A.T. Cross Co. Class A............................................  23,659      227,836
   #AAON, Inc.........................................................  45,378      829,056
    AAR Corp..........................................................  54,900      780,129
    ABM Industries, Inc...............................................  59,910    1,114,326
  #*Acacia Research Corp..............................................  40,041    1,133,561
   *ACCO Brands Corp..................................................  79,395      672,476
   *Accuride Corp.....................................................  32,708      169,755
    Aceto Corp........................................................  70,011      614,697
   #Acorn Energy, Inc.................................................  33,031      286,709
    Actuant Corp. Class A.............................................  63,376    1,803,681
   *Adept Technology, Inc.............................................  19,544       77,003
  #*Advisory Board Co. (The)..........................................  38,826    1,746,782
   *Aegion Corp.......................................................  47,214      821,524
   *AeroCentury Corp..................................................   1,795       19,745
   *Aerosonic Corp....................................................     932        3,448
   *Aerovironment, Inc................................................  24,037      561,504
   *Air Transport Services Group, Inc................................. 123,338      595,723
    Aircastle, Ltd....................................................  81,000      958,230
    Alamo Group, Inc..................................................  26,599      761,529
   *Alaska Air Group, Inc.............................................  44,432    1,548,455
    Albany International Corp. Class A................................  33,856      606,022
  #*Allegiant Travel Co...............................................  21,587    1,533,972
  o*Allied Defense Group, Inc. (The)..................................   2,975       15,916
    Allied Motion Technologies, Inc...................................   3,693       21,604
    Altra Holdings, Inc...............................................  55,438      915,836
    Amerco, Inc.......................................................  25,259    2,359,191
   *Ameresco, Inc. Class A............................................  38,281      465,497
   *American Railcar Industries, Inc..................................  53,313    1,622,315
   *American Reprographics Co.........................................  71,452      312,245
   #American Science & Engineering, Inc...............................   9,061      516,839
   *American Superconductor Corp......................................  34,827      129,208

                                     1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *American Woodmark Corp............................................  26,044 $  434,153
    Ampco-Pittsburgh Corp.............................................  18,240    286,550
  #*AMREP Corp........................................................  11,795     71,655
    Apogee Enterprises, Inc...........................................  71,177  1,152,356
    Applied Industrial Technologies, Inc..............................  46,328  1,721,548
   #Argan, Inc........................................................  25,353    400,831
    Arkansas Best Corp................................................  42,057    575,760
   *Arotech Corp......................................................  20,131     17,715
  #*Ascent Solar Technologies, Inc....................................   4,600      4,830
  #*Asset Acceptance Capital Corp.....................................  41,387    241,286
    Asta Funding, Inc.................................................  33,832    315,314
   *Astec Industries, Inc.............................................  25,236    736,891
   *Astronics Corp....................................................  17,469    525,468
  #*Astronics Corp. Class B...........................................   3,520    103,840
   *Atlas Air Worldwide Holdings, Inc.................................  29,914  1,356,899
   *Avalon Holding Corp. Class A......................................   1,400      5,054
  #*Avis Budget Group, Inc............................................ 130,173  1,870,586
    AZZ, Inc..........................................................  35,066  1,076,877
    Baltic Trading, Ltd...............................................   7,544     23,990
    Barnes Group, Inc.................................................  61,800  1,474,548
    Barrett Business Services, Inc....................................  23,882    623,798
  #*Beacon Roofing Supply, Inc........................................  53,162  1,409,325
   #Belden, Inc.......................................................  32,392  1,040,755
   *Blount International, Inc.........................................  36,065    512,844
   *BlueLinx Holdings, Inc............................................  54,738    117,687
   #Brady Corp. Class A...............................................  40,712  1,080,089
   *Breeze-Eastern Corp...............................................  18,372    128,604
    Briggs & Stratton Corp............................................  68,413  1,193,123
    Brink's Co. (The).................................................  21,195    491,724
   *Builders FirstSource, Inc.........................................  44,608    160,589
   *CAI International, Inc............................................  41,886    866,202
    Cascade Corp......................................................  26,041  1,226,792
   *Casella Waste Systems, Inc. Class A...............................  45,727    230,921
  #*CBIZ, Inc......................................................... 113,539    600,621
    CDI Corp..........................................................  42,663    689,434
    CECO Environmental Corp...........................................  36,327    290,616
    Celadon Group, Inc................................................  53,950    805,474
    Ceradyne, Inc.....................................................  31,356    689,832
   *Champion Industries, Inc..........................................   2,307        594
   *Chart Industries, Inc.............................................  32,460  2,105,356
    Chicago Rivet & Machine Co........................................     300      5,688
    CIRCOR International, Inc.........................................  24,116    742,532
    Coleman Cable, Inc................................................  23,042    199,774
  #*Colfax Corp.......................................................  47,513  1,375,026
   *Columbus McKinnon Corp............................................  40,308    592,931
    Comfort Systems USA, Inc..........................................  76,074    744,764
   *Command Security Corp.............................................  21,112     23,012
   *Commercial Vehicle Group, Inc.....................................  54,094    417,065
    CompX International, Inc..........................................   2,107     27,054
   *Consolidated Graphics, Inc........................................  22,300    528,733
    Con-way, Inc......................................................  44,238  1,575,758
   #Corporate Executive Board Co. (The)...............................  28,737  1,325,638
    Courier Corp......................................................  26,492    294,591
   *Covenant Transportation Group, Inc. Class A.......................  27,300    135,681
  #*CPI Aerostructures, Inc...........................................  17,295    196,298
   *CRA International, Inc............................................  22,109    342,468
   #Cubic Corp........................................................  29,003  1,402,875
   #Curtiss-Wright Corp...............................................  57,577  1,725,583
   #Deluxe Corp.......................................................  33,010    934,843
   *Dolan Co. (The)...................................................  59,017    288,003
  #*Dollar Thrifty Automotive Group, Inc..............................   3,800    282,720

                                     1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Douglas Dynamics, Inc.............................................  45,195 $  604,257
   *Ducommun, Inc.....................................................  25,696    253,363
   *DXP Enterprises, Inc..............................................  31,485  1,391,637
   *Dycom Industries, Inc.............................................  72,381  1,260,877
    Dynamic Materials Corp............................................  31,095    519,597
   *Eagle Bulk Shipping, Inc..........................................   1,851      5,368
    Eastern Co. (The).................................................   8,993    160,525
  #*Echo Global Logistics, Inc........................................  36,822    664,269
    Ecology & Environment, Inc. Class A...............................     920     11,086
    EMCOR Group, Inc..................................................  52,749  1,388,881
   *Encore Capital Group, Inc.........................................  43,194  1,209,432
    Encore Wire Corp..................................................  41,411  1,134,661
  #*Energy Recovery, Inc..............................................  55,758    125,456
   *EnergySolutions, Inc.............................................. 165,568    274,843
  #*EnerNOC, Inc......................................................  17,034    107,996
   *EnerSys...........................................................  63,999  2,185,566
    Ennis, Inc........................................................  58,838    843,737
   *EnPro Industries, Inc.............................................  41,842  1,442,294
    ESCO Technologies, Inc............................................  27,940  1,006,119
    Espey Manufacturing & Electronics Corp............................   5,593    159,624
   *Esterline Technologies Corp.......................................  24,152  1,418,205
   *Excel Maritime Carriers, Ltd......................................  11,578      4,979
    Exelis, Inc.......................................................   6,092     57,265
   *Exponent, Inc.....................................................  19,349  1,000,150
   *Federal Signal Corp............................................... 130,649    740,780
   *Flow International Corp........................................... 105,072    336,230
    Forward Air Corp..................................................  21,901    732,807
   *Franklin Covey Co.................................................  41,060    427,435
    Franklin Electric Co., Inc........................................  26,195  1,477,660
    FreightCar America, Inc...........................................  28,272    575,052
   *Frozen Food Express Industries....................................  29,183     44,358
   *FTI Consulting, Inc...............................................  38,208    975,450
   *Fuel Tech, Inc....................................................  42,845    224,294
   *Furmanite Corp....................................................  76,262    341,654
    G & K Services, Inc. Class A......................................  28,477    897,310
    GATX Corp.........................................................  28,007  1,178,254
  #*Genco Shipping & Trading, Ltd.....................................  68,604    148,185
   *Gencor Industries, Inc............................................  10,941     83,480
  #*GenCorp, Inc......................................................  98,825    835,071
  #*Generac Holdings, Inc.............................................  47,280  1,078,930
  #*General Cable Corp................................................  62,794  1,640,807
   *Geo Group, Inc. (The).............................................  93,170  2,154,090
   *GeoEye, Inc.......................................................  26,522    674,454
   *Gibraltar Industries, Inc.........................................  65,935    627,701
   #Global Power Equipment Group, Inc.................................  30,265    621,946
    Gorman-Rupp Co. (The).............................................  28,158    781,666
   *GP Strategies Corp................................................  43,118    737,749
    Graham Corp.......................................................  19,937    339,926
    Granite Construction, Inc.........................................  47,400  1,227,660
    Great Lakes Dredge & Dock Corp.................................... 131,945    940,768
   *Greenbrier Cos., Inc..............................................  48,489    790,371
    Griffon Corp......................................................  91,355    803,010
   *H&E Equipment Services, Inc.......................................  75,663  1,068,362
    Hardinge, Inc.....................................................  27,525    251,028
   *Harsco Corp.......................................................  41,833    888,951
   *Hawaiian Holdings, Inc............................................  91,745    584,416
   #Healthcare Services Group, Inc....................................  25,427    551,257
   #Heartland Express, Inc............................................  63,150    877,785
   #HEICO Corp........................................................  18,329    654,162
   #HEICO Corp. Class A...............................................  35,161  1,036,546
    Heidrick & Struggles International, Inc...........................  38,369    513,377

                                     1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #Herman Miller, Inc................................................  37,500 $  686,250
  #*Hexcel Corp.......................................................   9,359    217,971
   *Hill International, Inc...........................................  87,347    339,780
   #HNI Corp..........................................................  42,083  1,118,145
    Houston Wire & Cable Co...........................................  35,815    410,082
   *Hub Group, Inc. Class A...........................................  32,954    980,382
   *Hudson Global, Inc................................................  61,636    280,444
  #*Huntington Ingalls Industries, Inc................................  32,035  1,249,045
   *Hurco Cos., Inc...................................................  16,988    346,555
   *Huron Consulting Group, Inc.......................................  28,610    963,585
   *ICF International, Inc............................................  45,979  1,129,704
  #*II-VI, Inc........................................................  70,886  1,236,252
  #*InnerWorkings, Inc................................................ 111,643  1,338,600
   *Innotrac Corp.....................................................     712      1,125
   *Innovative Solutions & Support, Inc...............................  39,691    134,949
    Insperity, Inc....................................................  26,597    697,905
    Insteel Industries, Inc...........................................  32,437    323,073
   *Integrated Electrical Services, Inc...............................  16,819     48,271
   *Interface, Inc.................................................... 122,955  1,630,383
   *Interline Brands, Inc.............................................  76,982  1,953,803
    International Shipholding Corp....................................  14,919    275,703
    Intersections, Inc................................................  42,683    607,806
  #*JetBlue Airways Corp.............................................. 289,943  1,597,586
    John Bean Technologies Corp.......................................  49,696    728,046
   *Kadant, Inc.......................................................  23,091    478,215
    Kaman Corp........................................................  28,890    941,236
    Kaydon Corp.......................................................  24,400    514,840
    Kelly Services, Inc. Class A......................................  51,194    607,161
   *Key Technology, Inc...............................................  12,633    113,823
   *Kforce, Inc.......................................................  81,218    939,692
    Kimball International, Inc. Class B...............................  63,709    595,679
   #Knight Transportation, Inc........................................  83,764  1,284,102
    Knoll, Inc........................................................  33,550    459,300
   *Korn/Ferry International..........................................  61,744    812,551
   *Kratos Defense & Security Solutions, Inc..........................  57,605    325,468
    KSW, Inc..........................................................  14,516     54,580
    L.B. Foster Co. Class A...........................................  17,664    522,678
    L.S. Starrett Co. Class A (The)...................................   5,758     67,196
    Lawson Products, Inc..............................................  19,440    188,957
   *Layne Christensen Co..............................................  40,823    861,365
    Lindsay Corp......................................................  14,054    996,429
   *LMI Aerospace, Inc................................................  26,187    472,152
    LSI Industries, Inc...............................................  55,807    359,955
   *Lydall, Inc.......................................................  40,071    511,306
   *Magnetek, Inc.....................................................   1,607     25,439
   #Manitowoc Co., Inc. (The)......................................... 108,200  1,298,400
    Marten Transport, Ltd.............................................  51,914    931,856
  #*MasTec, Inc.......................................................  89,929  1,435,267
   *Matson, Inc.......................................................  36,714    901,696
    McGrath RentCorp..................................................  31,476    837,576
   *Meritor, Inc......................................................  18,500     86,580
   *Metalico, Inc.....................................................  74,863    145,234
    Met-Pro Corp......................................................  35,649    322,623
   *MFRI, Inc.........................................................  15,568    105,940
   *Michael Baker Corp................................................  19,553    493,127
  #*Middleby Corp.....................................................  16,509  1,616,561
    Miller Industries, Inc............................................  24,931    409,367
   #Mine Safety Appliances Co.........................................  38,627  1,325,679
   *Mistras Group, Inc................................................  34,379    772,840
   *Mobile Mini, Inc..................................................  58,459    837,133
   *Moog, Inc. Class A................................................  10,295    374,635

                                     1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   *Moog, Inc. Class B................................................     488 $   17,812
    Mueller Industries, Inc...........................................  43,197  1,841,488
    Mueller Water Products, Inc. Class A.............................. 214,157    758,116
    Multi-Color Corp..................................................  32,495    631,703
   *MYR Group, Inc....................................................  38,879    634,505
    NACCO Industries, Inc. Class A....................................   8,800    881,320
   #National Presto Industries, Inc...................................   7,876    524,069
   *National Technical Systems, Inc...................................  25,608    173,110
   *Navigant Consulting, Inc..........................................  63,107    733,934
   *NCI Building Systems, Inc.........................................  10,972    118,059
    NL Industries, Inc................................................ 130,038  1,534,448
   *NN, Inc...........................................................  41,251    371,259
   *Northwest Pipe Co.................................................  18,151    441,977
  #*Ocean Power Technologies, Inc.....................................  15,010     36,024
   *Old Dominion Freight Line, Inc....................................  11,691    495,698
   *Omega Flex, Inc...................................................  20,621    206,004
   *On Assignment, Inc................................................ 101,799  1,587,046
   *Orbital Sciences Corp.............................................  47,679    624,595
   *Orion Energy Systems, Inc.........................................  49,736    110,414
   *Orion Marine Group, Inc...........................................  37,216    269,072
  #*Oshkosh Corp......................................................  15,660    352,663
    P.A.M. Transportation Services, Inc...............................  20,605    192,657
  #*Pacer International, Inc..........................................  88,548    371,902
   *Park-Ohio Holdings Corp...........................................  31,470    540,340
   *Patrick Industries, Inc...........................................  16,039    186,694
   *Patriot Transportation Holding, Inc...............................  15,359    356,943
   *Pendrell Corp.....................................................  52,857     58,671
   *PGT, Inc..........................................................  68,796    202,260
   *Pike Electric Corp................................................  69,115    592,316
  #*PMFG, Inc.........................................................  16,058    128,464
  #*Portfolio Recovery Associates, Inc................................  18,701  1,583,601
   *Powell Industries, Inc............................................  27,846    954,282
   *PowerSecure International, Inc....................................  34,297    156,737
    Preformed Line Products Co........................................   6,300    341,019
    Primoris Services Corp............................................  46,364    572,595
    Providence & Worcester Railroad Co................................   1,886     25,348
   #Quad/Graphics, Inc................................................   9,496    146,143
   *Quality Distribution, Inc.........................................  47,182    476,538
    Quanex Building Products Corp.....................................  46,330    782,977
  #*RailAmerica, Inc..................................................  54,529  1,495,730
   #Raven Industries, Inc.............................................  30,062    983,929
   *RBC Bearings, Inc.................................................  24,372  1,141,584
   *RCM Technologies, Inc.............................................  21,213    115,399
   *Republic Airways Holdings, Inc....................................  99,685    453,567
    Resources Connection, Inc.........................................  82,506    931,493
   *Roadrunner Transportation Systems, Inc............................  46,788    817,386
    Robbins & Myers, Inc..............................................  38,214  1,751,730
   *RPX Corp..........................................................  11,583    145,367
   *Rush Enterprises, Inc. Class A....................................  44,304    715,510
   *Rush Enterprises, Inc. Class B....................................  18,930    254,041
   *Saia, Inc.........................................................  44,765  1,011,689
    Sauer-Danfoss, Inc................................................   2,122     76,795
    Schawk, Inc.......................................................  56,309    640,796
   *Seaboard Corp.....................................................      99    217,800
    SeaCube Container Leasing, Ltd....................................  12,969    227,736
    Servotronics, Inc.................................................   4,083     32,092
   *Shaw Group, Inc. (The)............................................   8,182    318,689
    SIFCO Industries, Inc.............................................  12,202    234,888
   #Simpson Manufacturing Co., Inc....................................  52,259  1,266,758
    SkyWest, Inc......................................................  54,166    379,162
   *SL Industries, Inc................................................  14,437    198,509

                                     1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
   *Sparton Corp......................................................  25,636 $    250,976
  #*Spirit Airlines, Inc..............................................   9,093      195,590
   *Standard Parking Corp.............................................  27,253      578,036
    Standard Register Co. (The).......................................  46,619       37,761
    Standex International Corp........................................  32,398    1,385,986
    Steelcase, Inc. Class A...........................................  89,369      765,892
   *Sterling Construction Co., Inc....................................  29,272      290,671
    Sun Hydraulics Corp...............................................  36,421      822,386
   *Supreme Industries, Inc. Class A..................................   6,279       25,053
  #*Swift Transportation Co...........................................  91,199      756,952
   *SYKES Enterprises, Inc............................................  51,985      768,858
    Sypris Solutions, Inc.............................................  20,015      124,293
   #TAL International Group, Inc......................................  39,709    1,356,062
   *Taser International, Inc..........................................  88,016      476,167
   *Team, Inc.........................................................  41,375    1,288,418
   *Tecumseh Products Co. Class A.....................................  16,201       87,809
  #*Tecumseh Products Co. Class B.....................................   2,206       12,343
   *Teledyne Technologies, Inc........................................  14,770      920,171
    Tennant Co........................................................  16,581      690,930
  #*Tetra Tech, Inc...................................................  61,747    1,587,515
   #Textainer Group Holdings, Ltd.....................................  44,841    1,686,918
  #*Thermon Group Holdings, Inc.......................................   4,179       89,765
   #Titan International, Inc..........................................  69,401    1,434,519
   *Titan Machinery, Inc..............................................  49,519    1,408,320
  #*TMS International Corp. Class A...................................   2,477       24,225
    Toro Co. (The)....................................................  11,110      417,736
   *TRC Cos., Inc.....................................................  47,351      311,096
  #*Trex Co., Inc.....................................................  30,015      764,782
   *Trimas Corp.......................................................  57,015    1,239,506
    Triumph Group, Inc................................................  46,890    2,932,032
   *TrueBlue, Inc.....................................................  73,127    1,112,993
   *Tufco Technologies, Inc...........................................   1,800        6,894
   *Tutor Perini Corp.................................................  42,859      486,878
   #Twin Disc, Inc....................................................  24,798      485,545
   *Ultralife Corp....................................................  41,641      162,816
    UniFirst Corp.....................................................  18,468    1,156,466
  #*United Rentals, Inc...............................................  55,729    1,611,125
   #United Stationers, Inc............................................  55,448    1,397,844
    Universal Forest Products, Inc....................................  26,813      856,139
   *Universal Security Instruments, Inc...............................   1,120        5,432
    Universal Truckload Services, Inc.................................  28,988      431,631
  #*US Airways Group, Inc............................................. 133,986    1,535,480
    US Ecology, Inc...................................................  36,964      720,798
    US Home Systems, Inc..............................................  18,922      172,379
   *USA Truck, Inc....................................................  25,619      107,344
  #*USG Corp..........................................................  46,873      761,218
    UTi Worldwide, Inc................................................  72,076      955,007
   *Versar, Inc.......................................................  22,996       69,678
    Viad Corp.........................................................  43,077      746,524
    Vicor Corp........................................................  33,325      223,611
   *Virco Manufacturing Corp..........................................  16,500       24,915
    VSE Corp..........................................................   7,394      169,766
    Watsco, Inc. Class B..............................................   1,348       90,990
   #Watts Water Technologies, Inc. Class A............................  40,117    1,349,536
   #Werner Enterprises, Inc...........................................  57,599    1,329,385
  #*WESCO International, Inc..........................................   1,446       80,557
   *Willdan Group, Inc................................................   3,099        4,416
   *Willis Lease Finance Corp.........................................  11,622      145,740
  #*XPO Logistics, Inc................................................  28,507      362,609
                                                                               ------------
Total Industrials.....................................................          223,254,901
                                                                               ------------

                                     1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (14.6%)
  #*3D Systems Corp...................................................  78,815 $2,994,970
   *Accelrys, Inc..................................................... 119,612    971,249
  #*ACI Worldwide, Inc................................................  37,260  1,639,813
  #*Active Network, Inc. (The)........................................   3,869     54,901
   *Actuate Corp...................................................... 101,172    653,571
  #*Acxiom Corp.......................................................  84,993  1,425,333
   *ADDvantage Technologies Group, Inc................................  13,988     27,976
   *Advanced Energy Industries, Inc...................................  72,104    888,321
  #*Advent Software, Inc..............................................  43,884    998,800
   *Aeroflex Holding Corp.............................................  10,238     61,530
   *Aetrium, Inc......................................................  19,579     14,488
   *Agilysys, Inc.....................................................  17,297    150,311
   *Alpha & Omega Semiconductor, Ltd..................................   9,071     69,937
    American Software, Inc. Class A...................................  55,346    446,089
  #*Amkor Technology, Inc............................................. 133,735    712,808
   *Amtech Systems, Inc...............................................  20,021     85,089
   *ANADIGICS, Inc.................................................... 110,526    140,368
   *Analysts International Corp.......................................   1,900      7,904
   *Anaren, Inc.......................................................  32,355    649,365
  #*Ancestry.com, Inc.................................................   5,990    200,485
  #*AOL, Inc..........................................................  69,740  2,221,916
   *Applied Micro Circuits Corp....................................... 112,311    642,419
  #*Arris Group, Inc.................................................. 170,706  2,166,259
  #*Aspen Technology, Inc.............................................  21,002    491,027
    Astro-Med, Inc....................................................   5,157     42,107
   *ATMI, Inc.........................................................  47,820    907,624
  #*AuthenTec, Inc.................................................... 103,134    866,326
   *Aviat Networks, Inc...............................................  55,524    125,484
   *Avid Technology, Inc..............................................  56,988    524,859
    Aware, Inc........................................................  31,813    196,922
   *Axcelis Technologies, Inc......................................... 128,166    108,941
   *AXT, Inc..........................................................  90,440    315,636
   #Badger Meter, Inc.................................................  31,483  1,066,959
    Bel Fuse, Inc. Class A............................................   4,111     73,299
    Bel Fuse, Inc. Class B............................................  21,230    382,777
   *Benchmark Electronics, Inc........................................  66,556  1,048,923
    Black Box Corp....................................................  33,675    897,102
    Blackbaud, Inc....................................................  42,176  1,137,908
   *Blucora, Inc......................................................  98,115  1,496,254
   *Bottomline Technologies, Inc......................................  37,887    719,474
   *Brightpoint, Inc.................................................. 102,583    920,170
  #*BroadVision, Inc..................................................   8,795     74,230
    Brooks Automation, Inc............................................  72,601    672,285
   *BSQUARE Corp......................................................  21,382     65,857
   *BTU International, Inc............................................  20,546     49,105
    Cabot Microelectronics Corp.......................................  26,550    780,570
  #*CACI International, Inc. Class A..................................  27,928  1,576,536
   *CalAmp Corp.......................................................  61,655    464,262
  #*Calix, Inc........................................................  41,589    191,725
  #*Cardtronics, Inc..................................................  36,776  1,140,424
   *Cascade Microtech, Inc............................................  20,463     91,674
    Cass Information Systems, Inc.....................................  20,997    797,886
   *CEVA, Inc.........................................................  37,919    589,261
   *Checkpoint Systems, Inc...........................................  43,000    330,670
   *Chyron International Corp.........................................   1,300      1,326
   *CIBER, Inc........................................................ 141,292    529,845
  #*Cirrus Logic, Inc................................................. 109,053  4,009,879
   *Clearfield, Inc...................................................  30,926    149,991
    Cognex Corp.......................................................  39,844  1,346,727
   *Coherent, Inc.....................................................  24,131  1,178,317
    Cohu, Inc.........................................................  54,623    469,758

                                     1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
 o#*Commerce One LLC..................................................   1,966 $       --
    Communications Systems, Inc.......................................  22,540    258,534
  #*CommVault Systems, Inc............................................  23,531  1,141,724
   *Computer Task Group, Inc..........................................  45,193    673,828
   *Compuware Corp....................................................  57,557    530,100
   *comScore, Inc.....................................................   9,035    139,139
    Comtech Telecommunications Corp...................................  31,096    849,543
  #*Comverse Technology, Inc..........................................  34,982    189,952
   *Concurrent Computer Corp..........................................  17,990     75,918
   *Constant Contact, Inc.............................................   5,333     89,434
   #Convergys Corp.................................................... 170,395  2,511,622
   *CoreLogic, Inc....................................................  78,619  1,808,237
  #*CoStar Group, Inc.................................................  32,679  2,696,998
   *Cray, Inc.........................................................  88,026  1,094,163
    Crexendo, Inc.....................................................   6,053     21,791
   *CSG Systems International, Inc....................................  71,089  1,253,299
    CSP, Inc..........................................................   1,770      7,080
    CTS Corp..........................................................  68,434    609,063
   *CyberOptics Corp..................................................  22,727    187,952
  #*Cymer, Inc........................................................  34,206  1,956,925
    Daktronics, Inc...................................................  84,044    649,660
   *Datalink Corp.....................................................  42,089    331,240
   *Dataram Corp......................................................  15,135      9,379
  #*DealerTrack Holdings, Inc.........................................  46,820  1,365,739
   *Deltek, Inc.......................................................  37,296    485,594
  #*Demand Media, Inc.................................................  14,936    166,088
   *Dice Holdings, Inc................................................  79,163    596,889
   *Digi International, Inc...........................................  57,051    522,017
    Digimarc Corp.....................................................  17,348    421,383
   *Digital River, Inc................................................  29,578    526,193
   *Diodes, Inc.......................................................  40,113    759,740
   *Ditech Networks, Inc..............................................  30,923     25,366
   *Dot Hill Systems Corp.............................................  99,183    101,167
   *DSP Group, Inc....................................................  50,499    291,884
   *DTS, Inc..........................................................  39,035    727,219
  #*Dynamics Research Corp............................................  23,749    136,557
    EarthLink, Inc.................................................... 157,051  1,075,799
   #Ebix, Inc.........................................................  42,888    930,241
   *EDGAR Online, Inc.................................................  15,360     16,589
   *Edgewater Technology, Inc.........................................  10,739     40,271
    Electro Rent Corp.................................................  56,469    946,420
    Electro Scientific Industries, Inc................................  58,639    727,710
   *Electronics for Imaging, Inc......................................  66,427    971,163
   *Ellie Mae, Inc....................................................   4,165     85,382
   *eMagin Corp.......................................................  23,626     68,515
  #*EMCORE Corp.......................................................  27,673    137,812
   *Emulex Corp.......................................................  87,427    565,653
  #*Entegris, Inc.....................................................  97,311    783,354
   *Entropic Communications, Inc...................................... 111,345    668,070
   *Envestnet, Inc....................................................  19,470    237,729
    EPIQ Systems, Inc.................................................  73,086    825,141
   *ePlus, Inc........................................................  19,130    650,037
   *Euronet Worldwide, Inc............................................  56,870  1,039,584
   *Exar Corp......................................................... 108,805    805,157
   *ExlService Holdings, Inc..........................................  35,150    866,448
   *Extreme Networks.................................................. 224,874    719,597
  #*Fabrinet..........................................................   9,123    121,153
   #Fair Isaac Corp...................................................  47,990  2,077,487
   *Fairchild Semiconductor International, Inc........................  96,193  1,333,235
   *FalconStor Software, Inc..........................................   4,800      9,696
   *FARO Technologies, Inc............................................  32,288  1,389,353

                                     1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*FEI Co............................................................  43,300 $2,065,843
  #*Finisar Corp......................................................  88,158  1,095,804
   *FormFactor, Inc...................................................  53,381    326,692
    Forrester Research, Inc...........................................  35,124  1,002,439
   *Frequency Electronics, Inc........................................  19,508    174,206
   *FSI International, Inc............................................  95,497    345,699
   *Global Cash Access Holdings, Inc.................................. 182,168  1,176,805
   *Globecomm Systems, Inc............................................  60,188    612,714
   *GSE Systems, Inc..................................................  33,450     78,608
   *GSI Group, Inc....................................................  63,299    651,980
   *GSI Technology, Inc...............................................  61,196    293,129
  #*GT Advanced Technologies, Inc.....................................  57,131    292,511
   *Guidance Software, Inc............................................  26,259    258,914
   *Hackett Group, Inc. (The).........................................  96,523    454,623
   *Harmonic, Inc..................................................... 139,461    591,315
   *Hauppauge Digital, Inc............................................  14,537     17,299
    Heartland Payment Systems, Inc....................................  30,816    976,867
  #*Higher One Holdings, Inc..........................................  14,755    163,633
  #*Hittite Microwave Corp............................................  17,786    901,217
   *Hutchinson Technology, Inc........................................  41,977     58,348
   *I.D. Systems, Inc.................................................  23,495    101,028
   *Identive Group, Inc............................................... 106,358     95,190
   *IEC Electronics Corp..............................................  22,686    142,695
  #*iGATE Corp........................................................  90,377  1,436,994
   *iGo, Inc..........................................................  51,265     26,145
   *Imation Corp......................................................  31,340    174,564
   *Immersion Corp....................................................  54,874    306,746
  #*Infinera Corp.....................................................  75,164    414,905
   *Innodata, Inc.....................................................  59,616    228,925
  #*Inphi Corp........................................................  25,523    280,753
   *Insight Enterprises, Inc..........................................  55,890    936,716
   *Integrated Device Technology, Inc................................. 209,150  1,054,116
   *Integrated Silicon Solution, Inc..................................  64,686    629,395
   *Intellicheck Mobilisa, Inc........................................  40,531     60,796
   *Interactive Intelligence Group, Inc...............................  24,623    642,168
    InterDigital, Inc.................................................   7,387    201,665
   *Intermec, Inc.....................................................  43,121    259,588
   *Internap Network Services Corp.................................... 128,656    828,545
  #*International Rectifier Corp......................................  72,405  1,233,781
   *Interphase Corp...................................................  15,755     55,142
    Intersil Corp. Class A............................................ 124,482  1,146,479
   *Intevac, Inc......................................................  40,992    240,623
   *IntriCon Corp.....................................................  16,201     95,424
  #*IPG Photonics Corp................................................   3,925    203,433
   *Iteris, Inc.......................................................  58,990     89,665
  #*Itron, Inc........................................................  38,870  1,514,764
  #*Ixia..............................................................  83,339  1,291,754
   *IXYS Corp.........................................................  70,033    707,333
   #j2 Global, Inc....................................................  44,334  1,326,917
   *JDA Software Group, Inc...........................................  46,262  1,368,430
   *Kemet Corp........................................................  53,934    260,501
   *Kenexa Corp.......................................................  35,374    842,255
   *Key Tronic Corp...................................................  27,708    205,593
    Keynote Systems, Inc..............................................  37,106    510,208
  #*KIT Digital, Inc..................................................  64,234    205,549
   *Kopin Corp........................................................ 144,254    523,642
   *Kulicke & Soffa Industries, Inc................................... 101,885  1,127,867
   *KVH Industries, Inc...............................................  35,503    463,314
   *Lattice Semiconductor Corp........................................ 146,313    542,821
   *LeCroy Corp.......................................................  35,671    509,739
   #Lender Processing Services, Inc...................................  43,342  1,069,247

                                     1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *LGL Group, Inc. (The).............................................   5,074 $   28,871
   *Limelight Networks, Inc........................................... 204,762    569,238
   *Lionbridge Technologies, Inc......................................   5,774     17,784
  #*Liquidity Services, Inc...........................................  43,203  1,975,241
   #Littlefuse, Inc...................................................  28,600  1,534,104
   *LogMeIn, Inc......................................................     400      7,580
   *LoJack Corp.......................................................  42,858    134,146
   #Loral Space & Communications, Inc.................................  14,877  1,070,400
   *LTX-Credence Corp.................................................  82,752    484,927
   *Magnachip Semiconductor Corp......................................  21,182    215,633
   *Manhattan Associates, Inc.........................................  19,274    899,903
    ManTech International Corp. Class A...............................  16,430    360,310
    Marchex, Inc. Class B.............................................  53,747    186,502
   *Market Leader, Inc................................................  67,535    360,637
  #*Mattersight Corp..................................................  13,391    104,048
   *Mattson Technology, Inc........................................... 137,050    120,604
    MAXIMUS, Inc......................................................  32,282  1,630,241
   *MaxLinear, Inc. Class A...........................................   5,769     27,230
   *Maxwell Technologies, Inc.........................................     800      5,208
   *Measurement Specialties, Inc......................................  36,932  1,099,835
   *MEMSIC, Inc.......................................................  19,187     40,293
  #*Mentor Graphics Corp.............................................. 123,538  1,887,661
   *Mercury Computer Systems, Inc.....................................  55,881    652,131
   #Mesa Laboratories, Inc............................................   6,345    293,774
    Methode Electronics, Inc..........................................  70,444    619,907
    Micrel, Inc.......................................................  73,477    686,275
  #*Microsemi Corp....................................................  82,926  1,605,447
  #*MicroStrategy, Inc................................................   3,005    349,962
   *Mindspeed Technologies, Inc.......................................  49,890    117,740
   *MIPS Technologies, Inc............................................  96,189    591,562
   #MKS Instruments, Inc..............................................  62,805  1,658,052
    MOCON, Inc........................................................  11,568    180,345
   *ModusLink Global Solutions, Inc...................................  84,702    289,681
   *MoneyGram International, Inc......................................  10,475    162,991
   *Monolithic Power Systems, Inc.....................................  70,612  1,368,461
   *Monotype Imaging Holdings, Inc....................................  71,966  1,056,461
  #*Monster Worldwide, Inc............................................  56,927    412,721
   *MoSys, Inc........................................................  64,124    207,121
   *Move, Inc.........................................................  77,556    714,291
    MTS Systems Corp..................................................  19,647    854,055
   *Multi-Fineline Electronix, Inc....................................  36,866    964,783
   *Nanometrics, Inc..................................................  50,689    769,966
   *NAPCO Security Technologies, Inc..................................  40,293    120,476
   *NCI, Inc. Class A.................................................  13,413     79,539
  #*NeoPhotonics Corp.................................................   1,087      5,392
  #*NETGEAR, Inc......................................................  41,819  1,448,192
  #*NetList, Inc......................................................  48,220     83,421
   *NetScout Systems, Inc.............................................  64,833  1,514,499
   *Network Engines, Inc..............................................  39,793     56,506
   *Network Equipment Technologies, Inc...............................  45,602     60,195
  #*NeuStar, Inc. Class A.............................................     700     24,787
   *Newport Corp......................................................  60,817    684,191
    NIC, Inc..........................................................  20,171    271,502
   *Novatel Wireless, Inc.............................................  53,698    126,727
  #*NumereX Corp. Class A.............................................  34,182    325,071
  #*Oclaro, Inc.......................................................  44,433    124,413
   *Official Payments Holdings, Inc...................................  32,296    128,215
  #*OmniVision Technologies, Inc......................................  58,516    820,394
   *Online Resources Corp.............................................  58,021    137,510
  #*Onvia, Inc........................................................   3,803     14,261
  #*OpenTable, Inc....................................................   7,812    284,044

                                     1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Oplink Communications, Inc........................................  45,791 $  607,189
   #OPNET Technologies, Inc...........................................  41,010  1,084,304
    Optical Cable Corp................................................  17,561     64,273
   *OSI Systems, Inc..................................................  29,110  1,878,759
   *PAR Technology Corp...............................................  32,181    165,089
    Park Electrochemical Corp.........................................  32,970    890,520
    PC Connection, Inc................................................  64,167    762,946
   *PC Mall, Inc......................................................  28,324    162,013
    PC-Tel, Inc.......................................................  39,723    244,694
   *PDF Solutions, Inc................................................  48,486    451,405
   *Perceptron, Inc...................................................  24,048    128,897
   *Perficient, Inc...................................................  74,900    995,421
   *Performance Technologies, Inc.....................................  25,604     49,160
   *Pericom Semiconductor Corp........................................  55,353    445,038
   *Pervasive Software, Inc...........................................  47,844    323,425
   *Photronics, Inc................................................... 115,725    676,991
   *Pixelworks, Inc...................................................  33,255     98,102
   *Planar Systems, Inc...............................................  29,908     42,170
   #Plantronics, Inc..................................................  41,400  1,358,748
   *Plexus Corp.......................................................  45,907  1,318,449
   *PLX Technology, Inc............................................... 100,486    568,751
  #*PMC-Sierra, Inc................................................... 258,477  1,375,098
    Power Integrations, Inc...........................................  32,553  1,147,168
   *Power-One, Inc.................................................... 111,584    557,920
   *Presstek, Inc.....................................................  43,299     16,280
   *PRGX Global, Inc..................................................  59,283    450,551
  #*Procera Networks, Inc.............................................   1,980     50,450
  #*Progress Software Corp............................................  77,464  1,505,900
   *PROS Holdings, Inc................................................  13,736    191,480
    QAD, Inc. Class A.................................................  24,346    339,627
    QAD, Inc. Class B.................................................   6,515     86,975
  #*QLogic Corp.......................................................  85,566    987,432
   *Qualstar Corp.....................................................  12,400     23,188
  #*Quest Software, Inc...............................................  68,997  1,927,776
   *QuinStreet, Inc...................................................   9,999     90,691
   *Radisys Corp......................................................  52,323    178,421
   *Ramtron International Corp........................................  67,517    184,321
   *RealD, Inc........................................................   9,865     95,690
    RealNetworks, Inc.................................................  72,020    558,875
   *Reis, Inc.........................................................  15,451    160,690
   *Relm Wireless Corp................................................  29,676     48,075
  #*Remark Media, Inc.................................................  14,739     31,247
   *Responsys, Inc....................................................   3,183     35,490
    RF Industries, Ltd................................................   5,082     20,836
   *RF Micro Devices, Inc............................................. 236,697    918,384
    Richardson Electronics, Ltd.......................................  30,961    379,272
    Rimage Corp.......................................................  21,930    152,414
   *Rofin-Sinar Technologies, Inc.....................................  36,445    660,748
   *Rogers Corp.......................................................  24,439    876,138
  #*Rosetta Stone, Inc................................................  36,063    469,901
  #*Rubicon Technology, Inc...........................................  44,265    444,863
   *Rudolph Technologies, Inc.........................................  73,444    734,440
   *Saba Software, Inc................................................  47,458    395,800
   *Sanmina-SCI Corp..................................................  75,105    641,397
   #Sapient Corp...................................................... 114,211  1,137,542
   *ScanSource, Inc...................................................  29,913    863,588
   *Scientific Learning Corp..........................................  26,056     27,619
   *SeaChange International, Inc......................................  73,418    555,774
   *Selectica, Inc....................................................   1,042      4,053
  #*Semtech Corp......................................................  65,709  1,569,788
   *Sevcon, Inc.......................................................   4,832     30,007

                                     1026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *ShoreTel, Inc.....................................................  69,460 $  325,073
   *Sigma Designs, Inc................................................  42,060    286,008
  #*Silicon Graphics International Corp...............................  26,072    173,379
   *Silicon Image, Inc................................................ 146,090    572,673
  #*Silicon Laboratories, Inc.........................................  17,600    650,320
   *Smith Micro Software, Inc.........................................  56,638     97,984
   *SMTC Corp.........................................................  10,494     32,426
   *Sonus Networks, Inc............................................... 248,700    412,842
   *Soundbite Communications, Inc.....................................   4,790     10,825
  #*Sourcefire, Inc...................................................  25,577  1,305,706
   *Spansion, Inc. Class A............................................  32,819    336,395
  #*Spark Networks, Inc...............................................  42,721    247,355
   *SS&C Technologies Holdings, Inc...................................  32,820    797,526
  #*Stamps.com, Inc...................................................  23,488    496,771
   *Standard Microsystems Corp........................................  41,470  1,530,658
   *StarTek, Inc......................................................  25,458     76,629
  #*STEC, Inc.........................................................  82,526    665,985
  #*Stratasys, Inc....................................................  29,742  1,822,590
   *Super Micro Computer, Inc.........................................  44,960    557,954
   *Supertex, Inc.....................................................  26,761    454,669
   *Support.com, Inc..................................................  95,591    272,434
   *Sycamore Networks, Inc............................................  36,135    514,924
   *Symmetricom, Inc..................................................  92,889    556,405
  #*Synaptics, Inc....................................................  27,717    731,174
   *Synchronoss Technologies, Inc.....................................   9,232    176,516
  #*SYNNEX Corp.......................................................  58,459  1,977,668
   *Take-Two Interactive Software, Inc................................  74,071    650,343
   *Tech Data Corp....................................................   8,730    437,373
   *TechTarget, Inc...................................................  57,889    237,924
   *TeleCommunication Systems, Inc. Class A........................... 106,880    142,150
   *TeleNav, Inc......................................................  61,531    355,034
   *TeleTech Holdings, Inc............................................  62,869  1,034,824
    Tellabs, Inc...................................................... 147,403    484,956
    Telular Corp......................................................  43,142    406,829
    Tessco Technologies, Inc..........................................  18,299    343,106
    Tessera Technologies, Inc.........................................  58,942    851,712
    TheStreet, Inc....................................................  73,298    106,282
   *TiVo, Inc.........................................................  65,106    565,771
   *TNS, Inc..........................................................  38,402    650,146
   *Transact Technologies, Inc........................................  21,556    166,628
   *Trio-Tech International...........................................     400        584
   *TriQuint Semiconductor, Inc....................................... 180,979  1,020,722
   *TSR, Inc..........................................................     300      1,164
   *TTM Technologies, Inc.............................................  80,481    880,462
   *Tyler Technologies, Inc...........................................  34,175  1,333,508
  #*Ultimate Software Group, Inc......................................   2,656    237,632
   *Ultra Clean Holdings..............................................  37,965    229,309
   *Ultratech, Inc....................................................  36,610  1,164,564
  #*Unisys Corp.......................................................  21,678    421,204
    United Online, Inc................................................ 186,451    790,552
  #*USA Technologies, Inc.............................................  42,977     70,912
   *UTStarcom Holdings Corp........................................... 152,546    163,224
  #*ValueClick, Inc...................................................  93,902  1,475,200
  #*Veeco Instruments, Inc............................................  34,477  1,231,174
  #*Verint Systems, Inc...............................................  22,727    634,311
  #*ViaSat, Inc.......................................................  15,800    605,140
   *Viasystems Group, Inc.............................................   9,356    144,082
   *Vicon Industries, Inc.............................................  12,267     38,028
   *Video Display Corp................................................  29,556    116,746
  #*VirnetX Holding Corp..............................................      91      2,153
   *Virtusa Corp......................................................  57,462    870,549

                                     1027

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
  #*Vishay Intertechnology, Inc....................................... 158,809 $  1,567,445
   *Vishay Precision Group, Inc.......................................   1,108       15,069
  #*VistaPrint NV.....................................................  35,640    1,229,580
   *Volterra Semiconductor Corp.......................................  29,470      677,221
    Wayside Technology Group, Inc.....................................  12,677      162,139
   *Web.com Group, Inc................................................  51,728      801,784
   *Websense, Inc.....................................................  24,602      369,276
   *Westell Technologies, Inc. Class A................................ 109,804      240,471
   *WPCS International, Inc...........................................   5,182        3,886
  #*Wright Express Corp...............................................   6,152      396,066
   *XO Group, Inc.....................................................  65,366      562,801
    Xyratex, Ltd......................................................  67,299      796,147
  #*Zebra Technologies Corp. Class A..................................  14,487      500,381
   *Zix Corp.......................................................... 115,952      282,923
   *Zygo Corp.........................................................  44,558      796,697
                                                                               ------------
Total Information Technology..........................................          224,469,879
                                                                               ------------
Materials -- (4.5%)
    A. Schulman, Inc..................................................  39,305      859,207
  #*A.M. Castle & Co..................................................  44,498      324,390
   *AEP Industries, Inc...............................................  15,313      719,405
   #AK Steel Holding Corp.............................................  67,672      360,015
   #AMCOL International Corp..........................................  33,527    1,029,279
   *American Pacific Corp.............................................  15,105      153,467
    American Vanguard Corp............................................  64,951    1,519,204
  #*Arabian American Development Co...................................  15,436      146,642
    Balchem Corp......................................................  26,831      894,277
    Boise, Inc........................................................ 129,900      961,260
    Buckeye Technologies, Inc.........................................  76,189    2,294,813
   *Calgon Carbon Corp................................................  57,003      788,922
   #Carpenter Technology Corp.........................................  22,096    1,057,515
   *Century Aluminum Co...............................................  64,643      394,969
   #Chase Corp........................................................  19,295      298,301
   *Chemtura Corp.....................................................  47,993      648,865
   *Clearwater Paper Corp.............................................  22,117      779,403
  #*Coeur d'Alene Mines Corp..........................................  26,700      435,477
   #Commercial Metals Co.............................................. 130,977    1,688,294
   *Contango ORE, Inc.................................................   2,399       20,392
   *Continental Materials Corp........................................   1,135       16,577
   *Core Molding Technologies, Inc....................................  24,525      197,304
    Deltic Timber Corp................................................  10,217      631,513
    Eagle Materials, Inc..............................................  49,700    1,727,075
   *Ferro Corp........................................................  79,306      243,469
  #*Flotek Industries, Inc............................................  21,500      210,055
    Friedman Industries, Inc..........................................  15,233      138,925
    FutureFuel Corp...................................................     660        6,422
  #*General Moly, Inc................................................. 181,639      541,284
    Georgia Gulf Corp.................................................  31,063    1,018,245
    Globe Specialty Metals, Inc.......................................  41,447      519,331
  #*Golden Minerals Co................................................   3,249       13,711
   *Graphic Packaging Holding Co...................................... 274,844    1,539,126
   #H.B. Fuller Co....................................................  55,958    1,635,093
   #Hawkins, Inc......................................................  22,677      862,633
    Haynes International, Inc.........................................  23,455    1,130,296
   *Headwaters, Inc................................................... 115,736      723,350
    Hecla Mining Co...................................................     518        2,331
   *Horsehead Holding Corp............................................  82,764      747,359
    Innophos Holdings, Inc............................................  31,295    1,814,171
   *Innospec, Inc.....................................................  34,589    1,076,410
   #Kaiser Aluminum Corp..............................................  24,077    1,313,160
   *KapStone Paper & Packaging Corp...................................  76,202    1,280,956

                                     1028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Materials -- (Continued)
    KMG Chemicals, Inc................................................  27,069 $   483,994
    Koppers Holdings, Inc.............................................  16,148     531,915
   *Kraton Performance Polymers, Inc..................................  25,135     588,662
   *Landec Corp.......................................................  60,306     481,845
  #*Louisiana-Pacific Corp............................................ 183,497   1,893,689
   *LSB Industries, Inc...............................................  32,790   1,053,543
    Materion Corp.....................................................  36,371     713,963
   *Mercer International, Inc.........................................  90,027     471,741
   *Metals USA Holdings Corp..........................................  48,671     791,877
    Minerals Technologies, Inc........................................  22,365   1,430,018
  #*Mines Management, Inc.............................................  23,303      29,129
   *Mod-Pac Corp......................................................   5,715      25,146
    Myers Industries, Inc.............................................  89,037   1,463,768
    Neenah Paper, Inc.................................................  34,308     921,513
   #NewMarket Corp....................................................   7,700   1,770,076
    Noranda Aluminum Holding Corp.....................................  58,017     361,446
   *Northern Technologies International Corp..........................   7,993      80,370
    Olin Corp.........................................................  72,506   1,467,521
    Olympic Steel, Inc................................................  24,946     390,405
   *OM Group, Inc.....................................................  39,000     612,300
   *Omnova Solutions, Inc.............................................  82,297     599,122
    P.H. Glatfelter Co................................................  71,213   1,132,999
   *Penford Corp......................................................  24,428     192,737
    PolyOne Corp......................................................  92,455   1,361,862
    Quaker Chemical Corp..............................................  33,824   1,497,388
   *RTI International Metals, Inc.....................................  33,400     749,830
    Schnitzer Steel Industries, Inc. Class A..........................  21,612     620,481
   #Schweitzer-Mauduit International, Inc.............................  24,574   1,673,489
    Sensient Technologies Corp........................................  37,527   1,330,332
   *Spartech Corp.....................................................  37,149     189,088
    Stepan Co.........................................................  11,603   1,028,722
   *Stillwater Mining Co..............................................  83,359     740,228
    Synalloy Corp.....................................................  15,685     196,219
   #Texas Industries, Inc.............................................  27,465   1,147,213
    Tredegar Corp.....................................................  30,500     451,705
   *United States Lime & Minerals, Inc................................  12,780     582,640
   *Universal Stainless & Alloy Products, Inc.........................  17,848     608,974
    Wausau Paper Corp................................................. 129,988   1,103,598
   #Westlake Chemical Corp............................................  34,525   2,049,404
   #Worthington Industries, Inc.......................................  82,330   1,786,561
    Zep, Inc..........................................................  46,908     715,816
  #*Zoltek Cos., Inc..................................................  72,928     608,220
                                                                               -----------
Total Materials.......................................................          68,692,442
                                                                               -----------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.....................................     700          --
  o*Gerber Scientific, Inc. Escrow Shares.............................  58,381          --
  o*MAIR Holdings, Inc. Escrow Shares.................................  23,464          --
  o*Petrocorp, Inc. Escrow Shares.....................................   5,200         312
  o*Price Communications Liquidation Trust............................  68,586          --
                                                                               -----------
Total Other...........................................................                 312
                                                                               -----------
Telecommunication Services -- (0.6%)
    Atlantic Tele-Network, Inc........................................  26,846     938,536
  #*Boingo Wireless, Inc..............................................   3,149      27,050
   *Cbeyond, Inc......................................................  19,790     141,103
   *Cincinnati Bell, Inc.............................................. 245,250     944,212
    Consolidated Communications Holdings, Inc.........................  57,173     906,761
   *General Communications, Inc. Class A..............................  90,003     849,628
  #*Hawaiian Telcom Holdco, Inc.......................................   3,202      57,636
    HickoryTech Corp..................................................  34,398     367,027

                                     1029

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        SHARES         VALUE+
                                                                        ------         ------
Telecommunication Services -- (Continued)
    IDT Corp. Class B.................................................  45,069 $      456,098
  #*Iridium Communications, Inc....................................... 112,323      1,017,646
    Lumos Networks Corp...............................................  12,550        112,448
   *Neutral Tandem, Inc...............................................  56,378        770,123
    NTELOS Holdings Corp..............................................  23,234        492,561
   *ORBCOMM, Inc......................................................  95,556        297,179
   *Premiere Global Services, Inc..................................... 125,231      1,147,116
    Primus Telecommunications Group, Inc..............................   5,297         83,852
    Shenandoah Telecommunications Co..................................  33,004        519,813
    USA Mobility, Inc.................................................  49,865        555,496
    Warwick Valley Telephone Co.......................................   6,834         89,730
                                                                               --------------
Total Telecommunication Services......................................              9,774,015
                                                                               --------------
Utilities -- (2.2%)
    ALLETE, Inc.......................................................  45,654      1,892,815
    American States Water Co..........................................  20,867        848,244
    Artesian Resources Corp. Class A..................................  17,122        368,465
    Avista Corp.......................................................  70,665      1,956,007
    Black Hills Corp..................................................  49,990      1,592,182
  #*Cadiz, Inc........................................................   5,807         41,230
    California Water Service Group....................................  38,695        714,697
    CH Energy Group, Inc..............................................  17,837      1,159,940
    Chesapeake Utilities Corp.........................................  20,760        949,562
    Cleco Corp........................................................  10,981        480,529
    Connecticut Water Services, Inc...................................  20,021        605,235
    Consolidated Water Co., Ltd.......................................  22,330        183,106
   #Delta Natural Gas Co., Inc........................................  17,638        358,051
   *Dynegy, Inc.......................................................  25,229         10,445
   #El Paso Electric Co...............................................  49,500      1,675,575
    Empire District Electric Co. (The)................................  47,790      1,027,485
    Gas Natural, Inc..................................................  18,605        188,841
    Genie Energy, Ltd. Class B........................................  44,919        317,128
    IDACORP, Inc......................................................   7,995        337,389
    Laclede Group, Inc. (The).........................................  23,836        995,868
   #MGE Energy, Inc...................................................  27,184      1,303,201
    Middlesex Water Co................................................  34,446        644,140
   #New Jersey Resources Corp.........................................  33,682      1,546,004
    Northwest Natural Gas Co..........................................  30,416      1,480,955
    NorthWestern Corp.................................................  44,135      1,629,906
   #Ormat Technologies, Inc...........................................  23,321        419,778
    Otter Tail Corp...................................................  40,694        955,088
    PNM Resources, Inc................................................  99,252      2,064,442
    Portland General Electric Co......................................     990         26,958
    RGC Resources, Inc................................................  13,188        235,801
    SJW Corp..........................................................  40,084        935,160
    South Jersey Industries, Inc......................................  33,387      1,764,837
    Southwest Gas Corp................................................  15,730        702,502
   *Synthesis Energy Systems, Inc.....................................  52,632         57,895
   #UIL Holdings Corp.................................................  49,500      1,833,480
    Unitil Corp.......................................................  24,965        663,070
    UNS Energy Corp...................................................  35,463      1,443,344
    WGL Holdings, Inc.................................................   9,805        396,612
    York Water Co.....................................................  25,979        468,401
                                                                               --------------
Total Utilities.......................................................             34,274,368
                                                                               --------------
TOTAL COMMON STOCKS...................................................          1,265,135,090
                                                                               --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc.................................................     166         18,288
                                                                               --------------

                                     1030

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      SHARES         VALUE+
                                                                                      ------         ------
RIGHTS/WARRANTS -- (0.0%)
  o*Camco Financial Corp. Rights................................................         750 $           --
  o*Capital Bank Corp. Contingent Value Rights..................................       3,283             --
  o*CVR Energy, Inc. Contingent Value Rights....................................      93,364             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights.........................      11,896             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17................................      18,199         15,469
                                                                                             --------------
TOTAL RIGHTS/WARRANTS...........................................................                     15,469
                                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   5,816,142      5,816,142
                                                                                             --------------

                                                                                     SHARES/
                                                                                      FACE
                                                                                     AMOUNT
                                                                                      (000)
                                                                                     -------
SECURITIES LENDING COLLATERAL -- (17.2%)
(S)@DFA Short Term Investment Fund.............................................. 263,082,503    263,082,503
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $659,671 FNMA, rates ranging from 3.000% to 7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at $661,651) to be
     repurchased at $640,456....................................................        $640        640,453
                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                263,722,956
                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,184,980,525)^^......................................................             $1,534,707,945
                                                                                             ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary................ $  209,447,616           --   --    $  209,447,616
  Consumer Staples......................     59,176,716           --   --        59,176,716
  Energy................................     63,970,388           --   --        63,970,388
  Financials............................    244,095,195           --   --       244,095,195
  Health Care...........................    127,979,258           --   --       127,979,258
  Industrials...........................    223,238,985 $     15,916   --       223,254,901
  Information Technology................    224,469,879           --   --       224,469,879
  Materials.............................     68,692,442           --   --        68,692,442
  Other.................................             --          312   --               312
  Telecommunication Services............      9,774,015           --   --         9,774,015
  Utilities.............................     34,274,368           --   --        34,274,368
Preferred Stocks
  Energy................................             --       18,288   --            18,288
Rights/Warrants.........................         15,469           --   --            15,469
Temporary Cash Investments..............      5,816,142           --   --         5,816,142
Securities Lending Collateral...........             --  263,722,956   --       263,722,956
                                         -------------- ------------   --    --------------
TOTAL................................... $1,270,950,473 $263,757,472   --    $1,534,707,945
                                         ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1031

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                        ------     ------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (12.6%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  18,087 $   63,486
    A.H. Belo Corp. Class A...........................................   9,396     38,899
    Aaron's, Inc......................................................  48,139  1,411,917
   #Abercrombie & Fitch Co. Class A...................................  37,949  1,282,676
    Acme United Corp..................................................     700      7,560
   #Advance Auto Parts, Inc...........................................   3,500    245,525
   *Aeropostale, Inc..................................................  42,657    841,196
   *AFC Enterprises, Inc..............................................   9,402    207,690
  #*Amazon.com, Inc...................................................  14,300  3,336,190
    Ambassadors Group, Inc............................................   9,192     50,188
  #*AMC Networks, Inc. Class A........................................  12,828    556,222
    Amcon Distributing Co.............................................     116      7,308
    American Eagle Outfitters, Inc.................................... 115,622  2,407,250
  #*American Public Education, Inc....................................   4,539    113,974
   *America's Car-Mart, Inc...........................................   6,200    284,456
   *Amerigon, Inc.....................................................  13,800    155,250
    Ameristar Casinos, Inc............................................  17,796    300,219
   *ANN, Inc..........................................................  29,243    791,900
  #*Apollo Group, Inc. Class A........................................   7,400    201,280
    Arbitron, Inc.....................................................   6,900    241,983
   *Arctic Cat, Inc...................................................   8,096    356,224
    Ark Restaurants Corp..............................................   2,015     30,044
   *Asbury Automotive Group, Inc......................................  20,285    530,656
   *Ascena Retail Group, Inc..........................................  86,034  1,577,864
   *Ascent Capital Group, Inc. Class A................................   8,022    399,335
    Autoliv, Inc......................................................  13,256    749,892
  #*AutoNation, Inc...................................................  47,039  1,854,748
  #*AutoZone, Inc.....................................................   2,000    750,460
   *Ballantyne Strong, Inc............................................   8,621     46,122
  #*Bally Technologies, Inc...........................................  18,899    826,075
  #*Barnes & Noble, Inc...............................................  37,772    501,234
    Bassett Furniture Industries, Inc.................................   6,115     74,909
   *Beasley Broadcast Group, Inc. Class A.............................   2,443     12,264
   *Beazer Homes USA, Inc.............................................  47,400    109,968
    bebe stores, Inc..................................................  53,665    321,990
   *Bed Bath & Beyond, Inc............................................  22,200  1,353,090
    Belo Corp. Class A................................................  58,167    398,444
    Benihana, Inc.....................................................   9,537    154,690
   #Best Buy Co., Inc.................................................  82,954  1,500,638
    Big 5 Sporting Goods Corp.........................................  12,508     94,310
  #*Big Lots, Inc.....................................................  34,761  1,408,168
   *Biglari Holdings, Inc.............................................     980    368,235
  #*BJ's Restaurants, Inc.............................................  14,900    589,742
  #*Blue Nile, Inc....................................................   3,207     82,356
   *Bluegreen Corp....................................................  15,723     75,313
    Blyth, Inc........................................................  10,298    353,015
    Bob Evans Farms, Inc..............................................  18,828    725,255
  #*Body Central Corp.................................................     700      7,238
   #Bon-Ton Stores, Inc. (The)........................................   8,890     58,674
  #*Books-A-Million, Inc..............................................   7,785     18,373
  #*BorgWarner, Inc...................................................  21,107  1,416,280
    Bowl America, Inc. Class A........................................   1,280     16,064
  #*Boyd Gaming Corp..................................................  53,750    306,375
   *Bravo Brio Restaurant Group, Inc..................................   7,962    143,873
  #*Bridgepoint Education, Inc........................................  26,622    242,260
   #Brinker International, Inc........................................  28,231    914,967
    Brown Shoe Co., Inc...............................................  27,126    373,254
   #Brunswick Corp....................................................  10,869    239,009

                                     1032

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   #Buckle, Inc. (The)................................................  14,000 $   541,380
  #*Buffalo Wild Wings, Inc...........................................   9,747     707,535
   *Build-A-Bear Workshop, Inc........................................  11,127      51,741
   *Cabela's, Inc.....................................................  43,917   2,017,547
   #Cablevision Systems Corp. Class A.................................  24,813     380,631
   *Cache, Inc........................................................   6,746      23,611
    Callaway Golf Co..................................................  41,179     226,073
   *Cambium Learning Group, Inc.......................................  38,040      43,175
    Canterbury Park Holding Corp......................................     200       2,090
   *Capella Education Co..............................................   5,972     158,377
   *Career Education Corp.............................................  45,266     213,203
  #*Caribou Coffee Co., Inc...........................................  13,297     151,187
  #*CarMax, Inc.......................................................  52,548   1,462,411
   *Carmike Cinemas, Inc..............................................   5,368      74,615
    Carnival Corp..................................................... 118,459   3,942,316
    Carriage Services, Inc............................................   9,746      78,748
   *Carrols Restaurant Group, Inc.....................................  14,565      78,797
  #*Carter's, Inc.....................................................  32,552   1,649,410
   *Casual Male Retail Group, Inc.....................................  28,288     107,494
    Cato Corp. Class A (The)..........................................  17,155     480,340
   *Cavco Industries, Inc.............................................   4,318     206,659
    CBS Corp. Class A.................................................   7,638     257,401
    CBS Corp. Class B................................................. 197,985   6,624,578
    CEC Entertainment, Inc............................................   9,900     341,154
  #*Central European Media Enterprises, Ltd. Class A..................   6,136      30,925
  #*Charles & Colvard, Ltd............................................   9,461      35,100
   *Charter Communications, Inc. Class A..............................   5,215     401,138
   *Cheesecake Factory, Inc. (The)....................................  35,265   1,182,083
    Cherokee, Inc.....................................................   2,045      27,403
    Chico's FAS, Inc..................................................  91,885   1,407,678
  #*Children's Place Retail Stores, Inc. (The)........................  15,785     801,878
  #*Chipotle Mexican Grill, Inc.......................................   5,000   1,461,650
    Choice Hotels International, Inc..................................  14,495     580,960
    Christopher & Banks Corp..........................................  16,842      36,716
    Churchill Downs, Inc..............................................  10,995     608,463
   #Cinemark Holdings, Inc............................................  64,292   1,503,147
   *Citi Trends, Inc..................................................   9,300     139,779
   *Clear Channel Outdoor Holdings, Inc. Class A......................  22,255     112,610
    Coach, Inc........................................................  15,500     764,615
   *Cobra Electronics Corp............................................   2,859      13,066
  #*Coinstar, Inc.....................................................  16,057     762,547
   *Collective Brands, Inc............................................  39,006     839,409
    Collectors Universe, Inc..........................................   4,045      59,017
   #Columbia Sportswear Co............................................  20,511   1,037,652
    Comcast Corp. Class A............................................. 456,217  14,849,863
    Comcast Corp. Special Class A..................................... 154,874   4,945,127
  #*Conn's, Inc.......................................................  20,910     373,244
   #Cooper Tire & Rubber Co...........................................  39,727     694,031
    Core-Mark Holding Co., Inc........................................   7,135     344,549
   *Corinthian Colleges, Inc..........................................  50,745     102,505
    Cracker Barrel Old Country Store, Inc.............................  11,920     746,907
  #*Crocs, Inc........................................................  56,999     874,935
  #*Crown Media Holdings, Inc. Class A................................   2,100       4,095
    CSS Industries, Inc...............................................     200       3,748
    CTC Media, Inc....................................................  20,220     150,032
    Culp, Inc.........................................................   6,084      60,840
   *Cumulus Media, Inc. Class A.......................................  19,143      48,240
   *Cybex International, Inc..........................................   2,998       3,688
    D.R. Horton, Inc.................................................. 187,710   3,309,327
    Dana Holding Corp.................................................  95,050   1,252,759
    Darden Restaurants, Inc...........................................  22,600   1,156,668

                                     1033

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
  #*Deckers Outdoor Corp..............................................  14,937 $  623,022
   *dELiA*s, Inc......................................................   3,569      5,425
   *Delta Apparel, Inc................................................   6,071     84,994
    Destination Maternity Corp........................................   8,323    148,898
   #DeVry, Inc........................................................  31,996    628,081
  o*DGSE Cos., Inc....................................................   2,601     19,325
  #*Dial Global, Inc..................................................   3,327      9,183
   #Dick's Sporting Goods, Inc........................................  14,942    733,951
   *Digital Generation, Inc...........................................  15,306    163,162
    Dillard's, Inc. Class A...........................................  39,857  2,599,872
  #*DineEquity, Inc...................................................  11,529    614,496
   *DIRECTV Class A...................................................  57,283  2,844,674
   *Discovery Communications, Inc. Class A............................  21,350  1,080,951
   *Discovery Communications, Inc. Class B............................   1,077     54,669
   *Discovery Communications, Inc. Class C............................  22,783  1,062,143
    DISH Network Corp. Class A........................................  13,800    424,488
   *Dixie Group, Inc. (The)...........................................   3,261     11,283
   *Dollar General Corp...............................................  17,616    898,592
   *Dollar Tree, Inc..................................................  30,600  1,540,404
    Domino's Pizza, Inc...............................................  24,441    834,416
   *Dorman Products, Inc..............................................  22,606    649,244
    Dover Downs Gaming & Entertainment, Inc...........................   8,312     22,692
  #*DreamWorks Animation SKG, Inc. Class A............................  24,760    475,392
   *Drew Industries, Inc..............................................  14,059    377,625
   #DSW, Inc. Class A.................................................  16,557    978,850
   *E.W. Scripps Co. Class A (The)....................................  27,556    255,995
  #*Education Management Corp.........................................  29,856    112,259
    Educational Development Corp......................................   1,000      4,100
    Einstein Noah Restaurant Group, Inc...............................  10,403    176,851
   *Emerson Radio Corp................................................  11,467     23,049
  #*Entercom Communications Corp. Class A.............................  17,201     93,573
   *Entertainment Gaming Asia, Inc....................................     991      2,715
    Entravision Communications Corp. Class A..........................  20,580     25,519
    Escalade, Inc.....................................................   4,331     25,986
   #Ethan Allen Interiors, Inc........................................  18,217    375,817
   *Ever-Glory International Group, Inc...............................     945      1,540
   *Exide Technologies................................................  43,092    126,260
   #Expedia, Inc......................................................   6,625    377,559
  #*Express, Inc......................................................  11,274    181,511
   #Family Dollar Stores, Inc.........................................   5,700    376,656
   *Famous Dave's of America, Inc.....................................   3,800     39,520
   *Federal-Mogul Corp................................................  46,933    466,983
   *Fiesta Restaurant Group, Inc......................................  13,204    203,210
    Finish Line, Inc. Class A (The)...................................  32,100    670,248
   *Fisher Communications, Inc........................................   4,242    135,574
    Flexsteel Industries, Inc.........................................   1,903     40,705
    Foot Locker, Inc..................................................  96,404  3,183,260
    Ford Motor Co..................................................... 164,337  1,518,474
  #*Fossil, Inc.......................................................  25,357  1,817,843
    Fred's, Inc. Class A..............................................  23,700    336,540
    Frisch's Restaurants, Inc.........................................   2,647     86,054
  #*Fuel Systems Solutions, Inc.......................................  13,050    231,246
   *Full House Resorts, Inc...........................................   8,827     24,098
   *Furniture Brands International, Inc...............................  11,609     12,770
   *Gaiam, Inc. Class A...............................................   9,924     34,039
   #GameStop Corp. Class A............................................  87,958  1,409,087
    Gaming Partners International Corp................................   3,430     21,232
    Gannett Co., Inc.................................................. 152,595  2,153,115
    Gap, Inc. (The)...................................................  94,475  2,786,068
   #Garmin, Ltd.......................................................  56,321  2,174,554
   *Gaylord Entertainment Co..........................................  31,022  1,140,058

                                     1034

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Geeknet, Inc......................................................   3,343 $   66,860
   *General Motors Co................................................. 115,619  2,278,850
   *Genesco, Inc......................................................  15,810  1,046,938
   #Gentex Corp.......................................................  29,396    470,630
    Genuine Parts Co..................................................  30,256  1,937,292
   *G-III Apparel Group, Ltd..........................................  12,297    302,137
   *Global Sources, Ltd...............................................  11,995     71,970
   *Goodyear Tire & Rubber Co. (The)..................................  58,400    668,680
   *Gordmans Stores, Inc..............................................   3,412     57,799
   *Grand Canyon Education, Inc.......................................  10,087    167,848
   *Gray Television, Inc..............................................  23,104     38,815
   *Gray Television, Inc. Class A.....................................   2,300      3,450
   #Group 1 Automotive, Inc...........................................  14,524    780,665
   #Guess?, Inc.......................................................  36,880  1,110,088
    H&R Block, Inc....................................................  26,200    422,606
   *Hallwood Group, Inc. (The)........................................     242      2,384
  #*Hanesbrands, Inc..................................................  17,637    529,463
    Harley-Davidson, Inc..............................................  33,100  1,430,913
  #*Harman International Industries, Inc..............................  44,615  1,800,215
    Harte-Hanks, Inc..................................................  34,897    219,851
   #Hasbro, Inc.......................................................  10,470    375,035
    Haverty Furniture Cos., Inc.......................................  11,830    133,442
    Haverty Furniture Cos., Inc. Class A..............................     717      8,174
   *Heelys, Inc.......................................................   6,891     13,437
   *Helen of Troy, Ltd................................................  20,471    623,547
  #*hhgregg, Inc......................................................  22,876    157,387
  #*Hibbett Sports, Inc...............................................  12,374    751,968
    Hillenbrand, Inc..................................................  37,208    643,326
   *Hollywood Media Corp..............................................   3,306      4,397
    Home Depot, Inc. (The)............................................ 144,802  7,555,768
    Hooker Furniture Corp.............................................   5,963     70,304
    Hot Topic, Inc....................................................  27,300    277,368
    HSN, Inc..........................................................  25,360  1,074,250
   *Hyatt Hotels Corp. Class A........................................  10,581    376,155
  #*Iconix Brand Group, Inc...........................................  43,450    770,368
    International Game Technology.....................................  27,005    305,697
    International Speedway Corp. Class A..............................  17,093    438,265
    Interpublic Group of Cos., Inc. (The)............................. 130,592  1,288,943
   #Interval Leisure Group, Inc.......................................  35,857    657,617
  #*iRobot Corp.......................................................  12,721    289,530
   *Isle of Capri Casinos, Inc........................................  22,493    132,034
  #*ITT Educational Services, Inc.....................................   6,900    267,858
   *J. Alexander's Corp...............................................   5,096     66,452
   #J.C. Penney Co., Inc..............................................  86,773  1,953,260
   *Jack in the Box, Inc..............................................  28,514    769,593
    JAKKS Pacific, Inc................................................  11,057    177,133
    Jarden Corp.......................................................  37,340  1,687,768
    John Wiley & Sons, Inc. Class B...................................   2,517    120,250
    Johnson Controls, Inc............................................. 102,297  2,521,621
   *Johnson Outdoors, Inc. Class A....................................   2,745     57,453
    Jones Group, Inc. (The)...........................................  50,062    529,155
  #*Jos. A. Bank Clothiers, Inc.......................................  17,800    752,228
   *Journal Communications, Inc. Class A..............................  28,219    156,333
  #*K12, Inc..........................................................  18,408    332,817
   #KB Home...........................................................  48,424    447,438
   *Kenneth Cole Productions, Inc. Class A............................   6,094     91,654
   *Kid Brands, Inc...................................................  17,790     27,219
   *Kirkland's, Inc...................................................  13,084    141,438
    Kohl's Corp.......................................................  54,260  2,697,807
   *Kona Grill, Inc...................................................   4,914     40,540
    Koss Corp.........................................................   2,055      9,679

                                     1035

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Krispy Kreme Doughnuts, Inc.......................................  41,725 $  254,522
  #*K-Swiss, Inc. Class A.............................................  12,129     37,721
    Lacrosse Footwear, Inc............................................   3,157     62,982
   *Lakeland Industries, Inc..........................................   2,263     14,936
  #*Lamar Advertising Co. Class A.....................................  32,452    984,918
    Las Vegas Sands Corp..............................................  31,071  1,131,606
   *La-Z-Boy, Inc.....................................................  32,818    392,503
   *LeapFrog Enterprises, Inc.........................................  31,380    360,556
    Lear Corp.........................................................  24,991    888,430
   *Learning Tree International, Inc..................................   7,899     38,152
   #Leggett & Platt, Inc..............................................  86,310  2,000,666
   #Lennar Corp. Class A..............................................  96,883  2,829,952
    Lennar Corp. Class B Voting.......................................  14,859    337,299
   *Libbey, Inc.......................................................   9,302    135,065
   *Liberty Global, Inc. Class A......................................  15,400    812,812
   *Liberty Global, Inc. Class B......................................     121      6,355
   *Liberty Global, Inc. Class C......................................  18,980    945,963
   *Liberty Interactive Corp. Class A................................. 226,805  4,248,058
   *Liberty Interactive Corp. Class B.................................   1,100     20,872
   *Liberty Media Corp. - Liberty Capital Class A.....................  59,392  5,618,483
   *Liberty Media Corp. - Liberty Capital Class B.....................     581     54,928
  #*Life Time Fitness, Inc............................................  26,923  1,222,573
    Lifetime Brands, Inc..............................................   6,949     89,503
    Limited Brands, Inc...............................................  56,920  2,706,546
   *LIN TV Corp. Class A..............................................  18,894     67,829
    Lincoln Educational Services Corp.................................  12,656     55,180
    Lithia Motors, Inc. Class A.......................................  14,456    402,744
  #*Live Nation Entertainment, Inc.................................... 122,733  1,094,778
   *LKQ Corp..........................................................  73,300  2,589,689
    Lowe's Cos., Inc.................................................. 255,861  6,491,194
   *Luby's, Inc.......................................................  15,643    103,713
  #*Lululemon Athletica, Inc..........................................   5,900    333,232
  #*Lumber Liquidators Holdings, Inc..................................  14,465    611,725
   *M/I Homes, Inc....................................................  12,028    199,545
    Mac-Gray Corp.....................................................   8,466    117,085
    Macy's, Inc....................................................... 138,411  4,960,650
   *Madison Square Garden Co. Class A (The)...........................  39,147  1,419,079
   *Maidenform Brands, Inc............................................  14,525    306,187
    Marcus Corp.......................................................  12,065    158,293
    Marine Products Corp..............................................  20,110    109,600
   *MarineMax, Inc....................................................  14,279    106,236
   #Marriott International, Inc. Class A..............................  16,842    613,386
   *Marriott Vacations Worldwide Corp.................................   1,576     48,888
  #*Martha Stewart Living Omnimedia Class A...........................  24,594     79,930
    Mattel, Inc.......................................................  42,182  1,483,541
    Matthews International Corp. Class A..............................  17,822    516,838
  #*McClatchy Co. Class A (The).......................................  33,350     53,694
    McDonald's Corp...................................................  30,686  2,742,101
    McGraw-Hill Cos., Inc. (The)......................................  12,300    577,608
    MDC Holdings, Inc.................................................  30,631    975,904
  #*Media General, Inc. Class A.......................................  10,569     51,682
    Men's Wearhouse, Inc. (The).......................................  31,795    866,414
   #Meredith Corp.....................................................  22,656    748,554
   *Meritage Homes Corp...............................................  21,184    743,558
  #*MGM Resorts International......................................... 199,239  1,896,755
   *Modine Manufacturing Co...........................................  25,843    173,407
   *Mohawk Industries, Inc............................................  40,793  2,709,879
   *Monarch Casino & Resort, Inc......................................   9,224     68,903
   #Monro Muffler Brake, Inc..........................................  17,643    583,454
   *Morgans Hotel Group Co............................................   1,511      7,495
   #Morningstar, Inc..................................................   6,626    384,772

                                     1036

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
  #*Motorcar Parts of America, Inc....................................   5,479 $   24,382
    Movado Group, Inc.................................................  11,655    273,193
   *MTR Gaming Group, Inc.............................................  11,998     43,193
   *Multimedia Games Holding Co., Inc.................................  18,101    256,129
   *Nathan's Famous, Inc..............................................   2,686     81,359
    National CineMedia, Inc...........................................  22,342    315,916
   *Nautilus, Inc.....................................................  15,576     49,843
   *Navarre Corp......................................................  14,635     19,611
  #*Netflix, Inc......................................................   9,300    528,705
   *New Frontier Media, Inc...........................................     917      1,412
   *New York & Co., Inc...............................................  40,011    182,050
  #*New York Times Co. Class A (The)..................................  92,082    713,636
    Newell Rubbermaid, Inc............................................  73,006  1,288,556
   #News Corp. Class A................................................ 376,280  8,661,966
    News Corp. Class B................................................ 133,525  3,096,445
   *Nexstar Broadcasting Group, Inc. Class A..........................   4,533     29,555
   #NIKE, Inc. Class B................................................  19,330  1,804,456
   *Nobility Homes, Inc...............................................   1,152      6,543
   #Nordstrom, Inc....................................................  15,830    857,036
    Nutrisystem, Inc..................................................  16,267    170,560
   *NVR, Inc..........................................................   2,559  1,980,615
   *Office Depot, Inc................................................. 157,184    279,788
  #*OfficeMax, Inc....................................................  46,264    207,725
    Omnicom Group, Inc................................................  23,600  1,184,248
   *Orbitz Worldwide, Inc.............................................  37,493    162,720
  #*Orchard Supply Hardware Stores Corp. Class A......................   1,463     24,520
  #*O'Reilly Automotive, Inc..........................................  38,194  3,274,754
   *Orient-Express Hotels, Ltd. Class A...............................  64,336    586,744
    Outdoor Channel Holdings, Inc.....................................  15,918    110,471
  #*Overstock.com, Inc................................................   6,747     54,246
    Oxford Industries, Inc............................................   9,199    397,765
   *Pacific Sunwear of California, Inc................................      13         28
   *Panera Bread Co. Class A..........................................   4,600    724,454
   *Papa John's International, Inc....................................  12,313    628,086
  #*Peet's Coffee & Tea, Inc..........................................   7,000    527,800
  #*Penn National Gaming, Inc.........................................  48,466  1,886,297
    Penske Automotive Group, Inc......................................  57,268  1,368,705
    Pep Boys - Manny, Moe & Jack (The)................................  31,897    289,306
   *Perfumania Holdings, Inc..........................................   1,922     16,529
   *Perry Ellis International, Inc....................................   9,987    188,255
    PetMed Express, Inc...............................................  13,560    131,803
    PetSmart, Inc.....................................................  15,192  1,004,343
    Pier 1 Imports, Inc...............................................  56,100    925,089
   *Pinnacle Entertainment, Inc.......................................  34,461    373,902
    Polaris Industries, Inc...........................................  10,800    811,728
    Pool Corp.........................................................  23,478    865,399
   *Priceline.com, Inc................................................   3,200  2,117,568
   *PulteGroup, Inc................................................... 244,547  2,763,381
    PVH Corp..........................................................  31,223  2,480,043
   *Quiksilver, Inc................................................... 103,160    298,132
    R.G. Barry Corp...................................................   7,961    106,041
  #*Radio One, Inc. Class D...........................................   1,038        862
   #RadioShack Corp...................................................  59,366    172,755
    Ralph Lauren Corp.................................................   9,100  1,313,494
   *Reading International, Inc. Class A...............................   4,671     23,075
   *Red Lion Hotels Corp..............................................  11,202     83,791
   *Red Robin Gourmet Burgers, Inc....................................   9,412    280,948
   #Regal Entertainment Group Class A.................................  33,779    466,826
    Regis Corp........................................................  36,410    616,057
    Rent-A-Center, Inc................................................  40,650  1,445,514
   *Rentrak Corp......................................................   5,506    103,072

                                     1037

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc.................................   6,306 $   53,223
   *Rocky Brands, Inc.................................................   3,771     43,517
    Ross Stores, Inc..................................................  20,400  1,355,376
    Royal Caribbean Cruises, Ltd......................................  89,993  2,248,025
   *Ruby Tuesday, Inc.................................................  41,263    264,496
   *rue21, inc........................................................   7,314    180,217
   *Ruth's Hospitality Group, Inc.....................................  22,187    149,097
   #Ryland Group, Inc. (The)..........................................  27,699    661,452
   *Saga Communications, Inc. Class A.................................   1,129     38,273
  #*Saks, Inc......................................................... 103,138  1,075,729
    Salem Communications Corp. Class A................................   8,359     40,876
   *Sally Beauty Holdings, Inc........................................  41,679  1,101,159
    Scholastic Corp...................................................   7,300    219,949
  #*School Specialty, Inc.............................................  10,582     35,556
   *Scientific Games Corp. Class A....................................  58,867    498,015
   #Scripps Networks Interactive, Inc. Class A........................   7,948    428,000
   *Sealy Corp........................................................  27,141     45,325
  #*Sears Holdings Corp...............................................  32,400  1,603,476
  #*Select Comfort Corp...............................................  18,500    481,185
    Service Corp. International....................................... 157,874  2,028,681
    Shiloh Industries, Inc............................................   9,564    100,518
    Shoe Carnival, Inc................................................  13,078    290,332
   *Shuffle Master, Inc...............................................  30,846    450,660
  #*Shutterfly, Inc...................................................  20,810    683,192
    Signet Jewelers, Ltd. ADR.........................................  48,553  2,132,448
    Sinclair Broadcast Group, Inc. Class A............................  14,200    144,840
    Six Flags Entertainment Corp......................................  20,731  1,194,313
   *Skechers U.S.A., Inc. Class A.....................................  24,594    490,404
    Skyline Corp......................................................   4,273     20,980
   *Smith & Wesson Holding Corp.......................................  37,442    378,164
    Sonic Automotive, Inc. Class A....................................  25,925    443,836
   *Sonic Corp........................................................  16,073    159,123
   #Sotheby's.........................................................  34,200  1,003,770
   *Spanish Broadcasting System, Inc. Class A.........................     260        975
    Spartan Motors, Inc...............................................  19,735    100,648
    Speedway Motorsports, Inc.........................................  24,683    392,707
   *Sport Chalet, Inc. Class A........................................     100        145
    Stage Stores, Inc.................................................  20,604    390,240
    Standard Motor Products, Inc......................................  14,419    202,731
  #*Standard Pacific Corp............................................. 125,277    710,321
   *Stanley Furniture Co., Inc........................................   5,993     24,511
    Staples, Inc...................................................... 154,956  1,974,139
    Starbucks Corp....................................................  36,500  1,652,720
    Starwood Hotels & Resorts Worldwide, Inc..........................  14,600    790,590
   *Stein Mart, Inc...................................................  25,670    204,076
   *Steiner Leisure, Ltd..............................................   9,455    394,274
   *Steinway Musical Instruments, Inc.................................   7,649    188,471
  #*Steven Madden, Ltd................................................  22,524    910,645
    Stewart Enterprises, Inc. Class A.................................  47,863    326,904
   *Stoneridge, Inc...................................................  14,267     91,594
    Strattec Security Corp............................................   1,297     29,195
    Strayer Education, Inc............................................   2,482    180,342
   #Sturm Ruger & Co., Inc............................................  10,514    519,707
    Superior Industries International, Inc............................  17,316    295,930
    Superior Uniform Group, Inc.......................................   4,706     57,837
   *Syms Corp.........................................................     699      2,314
   *Systemax, Inc.....................................................  22,234    277,258
   *Tandy Brands Accessories, Inc.....................................     488        659
    Tandy Leather Factory, Inc........................................   1,550      7,936
    Target Corp.......................................................  62,379  3,783,286
  #*Tempur-Pedic International, Inc...................................  11,867    338,091

                                     1038

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Tenneco, Inc......................................................  19,700 $   577,013
  #*Tesla Motors, Inc.................................................   9,878     270,855
    Texas Roadhouse, Inc..............................................  44,798     775,453
   #Thor Industries, Inc..............................................  34,774     999,057
   #Tiffany & Co......................................................  19,420   1,066,741
    Time Warner Cable, Inc............................................  88,298   7,499,149
    Time Warner, Inc.................................................. 214,866   8,405,558
    TJX Cos., Inc. (The)..............................................  28,800   1,275,264
   *Toll Brothers, Inc................................................ 110,107   3,211,821
   *Tower International, Inc..........................................      90         773
   *Town Sports International Holdings, Inc...........................  10,196     131,732
    Tractor Supply Co.................................................  24,800   2,253,576
   *Trans World Entertainment Corp....................................     900       2,700
  #*TripAdvisor, Inc..................................................   6,625     247,841
    True Religion Apparel, Inc........................................  13,954     366,153
   *TRW Automotive Holdings Corp......................................  54,943   2,159,260
   *Tuesday Morning Corp..............................................  18,100      91,586
    Tupperware Brands Corp............................................   8,681     455,058
   #Ulta Salon Cosmetics & Fragrance, Inc.............................  22,200   1,884,336
  #*Under Armour, Inc. Class A........................................  12,600     685,944
   *Unifi, Inc........................................................  12,128     134,378
   *Universal Electronics, Inc........................................   8,108     102,080
    Universal Technical Institute, Inc................................  14,064     161,595
   *UQM Technologies, Inc.............................................   7,566       6,053
  #*Urban Outfitters, Inc.............................................  13,255     404,940
   *US Auto Parts Network, Inc........................................  16,067      68,285
   #V.F. Corp.........................................................  16,540   2,469,422
   #Vail Resorts, Inc.................................................  23,117   1,147,528
  #*Valassis Communications, Inc......................................  28,400     640,420
    Value Line, Inc...................................................     400       4,744
   #Viacom, Inc. Class A..............................................   2,201     107,475
    Viacom, Inc. Class B..............................................  50,371   2,352,829
   #Virgin Media, Inc.................................................  14,786     404,841
  #*Visteon Corp......................................................  21,176     686,738
  #*Vitacost.com, Inc.................................................   1,633      10,778
  #*Vitamin Shoppe, Inc...............................................  15,774     866,308
   *VOXX International Corp...........................................  12,807      95,924
    Walt Disney Co. (The)............................................. 365,590  17,965,093
  #*Warnaco Group, Inc. (The).........................................  21,990     938,093
   #Washington Post Co. Class B (The).................................   4,109   1,390,896
   #Weight Watchers International, Inc................................   9,501     480,751
   *Wells-Gardner Electronics Corp....................................   2,033       4,676
    Wendy's Co. (The)................................................. 248,156   1,139,036
   *West Marine, Inc..................................................  13,815     141,327
   *Wet Seal, Inc. Class A (The)......................................  56,457     154,692
    Weyco Group, Inc..................................................   4,889     116,358
    Whirlpool Corp....................................................  29,749   2,009,842
    Wiley (John) & Sons, Inc. Class A.................................  24,928   1,187,819
    Williams Controls, Inc............................................   2,462      26,959
    Williams-Sonoma, Inc..............................................  23,676     822,741
    Winmark Corp......................................................   1,641      90,649
  #*Winnebago Industries, Inc.........................................  18,259     184,964
  #*WMS Industries, Inc...............................................  34,143     627,207
   #Wolverine World Wide, Inc.........................................  21,568     958,266
    World Wrestling Entertainment, Inc. Class A.......................  19,127     148,234
    Wyndham Worldwide Corp............................................  81,926   4,264,248
    Wynn Resorts, Ltd.................................................   5,888     552,000
    Yum! Brands, Inc..................................................  15,386     997,628
  #*Zagg, Inc.........................................................   7,792      86,491
  #*Zale Corp.........................................................  16,121      48,685

                                     1039

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
  #*Zumiez, Inc.......................................................  20,458 $    743,239
                                                                               ------------
Total Consumer Discretionary..........................................          391,132,409
                                                                               ------------
Consumer Staples -- (5.8%)
    Alico, Inc........................................................   3,926      114,757
   *Alliance One International, Inc...................................  52,247      170,325
    Altria Group, Inc................................................. 111,878    4,024,252
    Andersons, Inc. (The).............................................  11,727      445,274
    Archer-Daniels-Midland Co......................................... 144,468    3,769,170
    Arden Group, Inc. Class A.........................................     597       51,832
    Avon Products, Inc................................................  23,972      371,326
    B&G Foods, Inc....................................................  26,800      750,400
  #*Boston Beer Co., Inc. Class A (The)...............................   4,400      473,968
   *Bridgford Foods Corp..............................................   2,509       19,671
    Brown-Forman Corp. Class A........................................   3,250      296,368
    Brown-Forman Corp. Class B........................................   5,175      484,173
    Bunge, Ltd........................................................  60,547    3,982,176
   #Calavo Growers, Inc...............................................   8,009      216,083
    Cal-Maine Foods, Inc..............................................  13,746      518,637
   #Campbell Soup Co..................................................  12,500      413,875
    Casey's General Stores, Inc.......................................  26,000    1,545,180
    CCA Industries, Inc...............................................   3,031       14,397
  #*Central European Distribution Corp................................  32,164      104,855
   *Central Garden & Pet Co...........................................  10,091      108,377
   *Central Garden & Pet Co. Class A..................................  23,515      268,541
   *Chiquita Brands International, Inc................................  26,277      136,115
   #Church & Dwight Co., Inc..........................................  39,888    2,297,948
    Clorox Co. (The)..................................................   7,339      533,619
    Coca-Cola Bottling Co. Consolidated...............................   4,420      296,891
    Coca-Cola Co. (The)...............................................  86,353    6,977,322
    Coca-Cola Enterprises, Inc........................................  90,124    2,642,436
    Colgate-Palmolive Co..............................................  17,875    1,919,060
    ConAgra Foods, Inc................................................ 122,978    3,036,327
   *Constellation Brands, Inc. Class A................................  80,514    2,271,300
   *Constellation Brands, Inc. Class B................................   1,902       54,055
    Costco Wholesale Corp.............................................  41,646    4,005,512
   *Craft Brew Alliance, Inc..........................................   9,963       85,084
    CVS Caremark Corp................................................. 270,934   12,259,764
  #*Darling International, Inc........................................  73,127    1,208,058
   *Dean Foods Co.....................................................  99,852    1,235,169
   #Diamond Foods, Inc................................................  12,341      200,788
   *Dole Food Co., Inc................................................  50,494      594,314
    Dr. Pepper Snapple Group, Inc.....................................  43,400    1,978,172
  #*Elizabeth Arden, Inc..............................................  18,575      724,611
   *Energizer Holdings, Inc...........................................  19,800    1,539,846
    Estee Lauder Cos., Inc. Class A (The).............................  17,200      900,936
   *Farmer Bros. Co...................................................   9,433       73,577
    Flowers Foods, Inc................................................  48,415    1,034,629
    Fortune Brands, Inc...............................................  61,417    3,861,901
    Fresh Del Monte Produce, Inc......................................  35,839      878,056
    General Mills, Inc................................................  33,801    1,308,099
    Golden Enterprises, Inc...........................................   1,623        5,599
  #*Green Mountain Coffee Roasters, Inc...............................  25,060      457,596
    Griffin Land & Nurseries, Inc.....................................   2,369       68,227
   #H.J. Heinz Co.....................................................  14,538      802,643
   *Hain Celestial Group, Inc. (The)..................................  28,000    1,559,320
   *Harbinger Group, Inc..............................................     907        8,399
    Harris Teeter Supermarkets, Inc...................................  27,433    1,134,080
   #Herbalife, Ltd....................................................  14,046      770,985
    Hershey Co. (The).................................................   6,900      495,006
  #*Hillshire Brands Co...............................................  13,374      342,508

                                     1040

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Staples -- (Continued)
   #Hormel Foods Corp.................................................  44,532 $ 1,242,888
    Ingles Markets, Inc. Class A......................................   7,811     127,788
    Ingredion, Inc....................................................  45,478   2,361,218
    Inter Parfums, Inc................................................  18,447     299,948
   *Inventure Foods, Inc..............................................   1,736      13,298
    J & J Snack Foods Corp............................................  11,987     692,729
    J.M. Smucker Co. (The)............................................  42,558   3,268,454
   *John B. Sanfilippo & Son, Inc.....................................   3,900      66,144
   #Kellogg Co........................................................  12,976     618,955
    Kimberly-Clark Corp...............................................  16,096   1,398,903
    Kraft Foods, Inc. Class A......................................... 350,135  13,903,861
    Kroger Co. (The)..................................................  47,596   1,055,203
   #Lancaster Colony Corp.............................................  12,900     893,841
   #Lifeway Foods, Inc................................................   2,867      30,276
   #Limoneira Co......................................................     124       2,220
    Lorillard, Inc....................................................   7,062     908,456
   *Mannatech, Inc....................................................     895       5,415
    McCormick & Co., Inc. Non-Voting..................................  10,400     633,152
    McCormick & Co., Inc. Voting......................................     867      52,800
   #Mead Johnson Nutrition Co.........................................  10,861     792,419
  #*Medifast, Inc.....................................................   9,748     273,919
    MGP Ingredients, Inc..............................................   8,850      28,762
    Molson Coors Brewing Co. Class A..................................     266      11,289
    Molson Coors Brewing Co. Class B..................................  66,883   2,830,489
  #*Monster Beverage Corp.............................................  18,800   1,249,636
    Nash-Finch Co.....................................................   7,511     143,911
   *National Beverage Corp............................................  22,526     326,627
   *Natural Alternatives International, Inc...........................   2,465      16,540
   #Nu Skin Enterprises, Inc. Class A.................................  24,814   1,265,762
   *Nutraceutical International Corp..................................   5,931      88,431
    Oil-Dri Corp. of America..........................................   3,793      83,180
   *Omega Protein Corp................................................  10,815      90,089
   #Orchids Paper Products Co.........................................   3,015      51,255
   *Overhill Farms, Inc...............................................   7,310      28,144
   *Pantry, Inc. (The)................................................  14,407     205,012
    PepsiCo, Inc......................................................  84,836   6,170,122
    Philip Morris International, Inc..................................  68,674   6,279,551
   *Physicians Formula Holdings, Inc..................................   6,898      24,557
   *Pilgrim's Pride Corp..............................................  77,327     359,571
  #*Post Holdings, Inc................................................  21,991     650,934
   *Prestige Brands Holdings, Inc.....................................  31,318     513,928
    PriceSmart, Inc...................................................  15,543   1,119,407
    Procter & Gamble Co. (The)........................................ 250,219  16,149,134
   *Ralcorp Holdings, Inc.............................................  35,200   2,100,384
    Reliv' International, Inc.........................................   2,118       3,029
   *Revlon, Inc. Class A..............................................  17,422     253,490
   #Reynolds American, Inc............................................  39,700   1,836,919
    Rocky Mountain Chocolate Factory, Inc.............................   4,490      54,913
   #Safeway, Inc......................................................  95,306   1,482,008
    Sanderson Farms, Inc..............................................  14,462     532,635
   *Schiff Nutrition International, Inc...............................  13,166     230,142
   *Seneca Foods Corp. Class A........................................   5,564     137,320
   *Seneca Foods Corp. Class B........................................     283       7,050
   *Smart Balance, Inc................................................  41,360     393,747
  #*Smithfield Foods, Inc............................................. 104,204   1,927,774
    Snyders-Lance, Inc................................................  43,539   1,020,119
    Spartan Stores, Inc...............................................  14,771     254,061
   *Spectrum Brands Holdings, Inc.....................................  32,299   1,189,572
   #SUPERVALU, Inc.................................................... 130,780     323,027
   *Susser Holdings Corp..............................................  13,516     488,063
   #Sysco Corp........................................................  18,589     546,331

                                     1041

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Staples -- (Continued)
    Tootsie Roll Industries, Inc......................................  22,873 $    559,931
  #*TreeHouse Foods, Inc..............................................  22,349    1,251,321
    Tyson Foods, Inc. Class A......................................... 124,324    1,866,103
   *United Natural Foods, Inc.........................................  28,272    1,535,170
    United-Guardian, Inc..............................................   1,431       25,171
    Universal Corp....................................................  15,246      694,303
  #*USANA Health Sciences, Inc........................................   9,882      444,492
   #Vector Group, Ltd.................................................  29,360      498,826
    Village Super Market, Inc. Class A................................   3,084      109,204
    Walgreen Co....................................................... 105,952    3,852,415
    Wal-Mart Stores, Inc.............................................. 140,778   10,478,107
    WD-40 Co..........................................................   8,490      407,944
    Weis Markets, Inc.................................................  16,965      738,486
    Whole Foods Market, Inc...........................................  21,609    1,983,274
                                                                               ------------
Total Consumer Staples................................................          179,395,138
                                                                               ------------
Energy -- (9.9%)
  #*Abraxas Petroleum Corp............................................   5,592       14,036
    Adams Resources & Energy, Inc.....................................   2,611      108,513
    Alon USA Energy, Inc..............................................  21,854      238,646
  #*Alpha Natural Resources, Inc......................................  43,496      304,907
    Anadarko Petroleum Corp...........................................  94,862    6,587,217
    Apache Corp.......................................................  75,992    6,544,431
  #*Approach Resources, Inc...........................................  21,058      555,931
   #Arch Coal, Inc....................................................  45,299      326,606
   *Atwood Oceanics, Inc..............................................  41,394    1,843,275
    Baker Hughes, Inc.................................................  78,826    3,651,220
   *Barnwell Industries, Inc..........................................   1,657        4,971
  #*Basic Energy Services, Inc........................................  26,218      283,679
   #Berry Petroleum Co. Class A.......................................  32,088    1,219,986
  #*Bill Barrett Corp.................................................  28,856      607,707
    Bolt Technology Corp..............................................   4,747       69,069
  #*BPZ Resources, Inc................................................  70,692      161,178
    Bristow Group, Inc................................................  23,036    1,054,358
    Cabot Oil & Gas Corp..............................................  55,684    2,349,308
   *Cal Dive International, Inc.......................................  57,940       93,863
   *Callon Petroleum Co...............................................  23,386      116,228
   *Cameron International Corp........................................  44,509    2,237,467
    CARBO Ceramics, Inc...............................................  10,900      699,562
   *Carrizo Oil & Gas, Inc............................................  26,368      664,737
   *Cheniere Energy, Inc..............................................  31,793      433,339
   #Chesapeake Energy Corp............................................ 134,805    2,537,030
    Chevron Corp...................................................... 416,990   45,693,764
   #Cimarex Energy Co.................................................  28,600    1,621,334
  #*Clayton Williams Energy, Inc......................................   7,630      314,966
  #*Clean Energy Fuels Corp...........................................  54,000      761,940
   *Cloud Peak Energy, Inc............................................  37,757      624,878
  #*Cobalt International Energy, Inc..................................  17,922      449,842
   *Comstock Resources, Inc...........................................  27,121      438,818
  #*Concho Resources, Inc.............................................  24,044    2,049,751
    ConocoPhillips.................................................... 271,234   14,765,979
    CONSOL Energy, Inc................................................  50,860    1,473,923
   *Contango Oil & Gas Co.............................................   9,746      577,451
  #*Continental Resources, Inc........................................   3,452      220,893
   *CREDO Petroleum Corp..............................................   5,480       79,076
   *Crimson Exploration, Inc..........................................  27,962      123,033
    Crosstex Energy, Inc..............................................  35,510      479,030
   *Dawson Geophysical Co.............................................   4,972      114,555
    Delek US Holdings, Inc............................................  22,697      448,039
   *Denbury Resources, Inc............................................ 162,966    2,464,046
    Devon Energy Corp.................................................  79,797    4,717,599

                                     1042

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
  #*Diamond Offshore Drilling, Inc....................................  33,271 $ 2,176,589
   *Double Eagle Petroleum Co.........................................   5,667      23,518
  #*Dresser-Rand Group, Inc...........................................  34,300   1,595,293
  #*Dril-Quip, Inc....................................................  13,890   1,018,276
  #*Endeavour International Corp......................................  24,238     207,720
    Energen Corp......................................................  10,373     531,201
   *Energy Partners, Ltd..............................................  24,931     421,334
    Energy XXI (Bermuda), Ltd.........................................  38,063   1,186,804
   *ENGlobal Corp.....................................................  15,058      21,533
   *EOG Resources, Inc................................................  53,410   5,234,714
    EQT Corp..........................................................  15,391     868,052
   *Evolution Petroleum Corp..........................................  11,348      94,756
   #EXCO Resources, Inc...............................................  31,999     225,273
   *Exterran Holdings, Inc............................................  40,878     603,768
    Exxon Mobil Corp.................................................. 549,998  47,767,326
   *FieldPoint Petroleum Corp.........................................   3,800      15,618
   *FMC Technologies, Inc.............................................  19,828     894,639
   *Forbes Energy Services, Ltd.......................................     915       4,035
  #*Forest Oil Corp...................................................  68,571     469,711
   *FX Energy, Inc....................................................  14,381      96,784
   *Geokinetics, Inc..................................................   4,670       1,401
   *GeoResources, Inc.................................................  15,925     532,850
   *Gevo, Inc.........................................................   3,146      12,206
   *Global Geophysical Services, Inc..................................  24,249     142,342
  #*GMX Resources, Inc................................................  10,351       8,385
   *Green Plains Renewable Energy, Inc................................  20,785      92,285
    Gulf Island Fabrication, Inc......................................   8,661     240,862
   *Gulfmark Offshore, Inc. Class A...................................  16,528     594,182
  #*Gulfport Energy Corp..............................................  27,103     558,322
    Halliburton Co....................................................  50,721   1,680,387
  #*Harvest Natural Resources, Inc....................................  25,200     198,576
  #*Heckmann Corp.....................................................  74,716     230,125
   *Helix Energy Solutions Group, Inc.................................  67,492   1,206,757
    Helmerich & Payne, Inc............................................  31,802   1,478,793
   *Hercules Offshore, Inc............................................ 100,882     362,166
    Hess Corp.........................................................  64,197   3,027,531
   *HKN, Inc..........................................................   5,292      11,907
    HollyFrontier Corp................................................ 105,180   3,932,680
  #*Hornbeck Offshore Services, Inc...................................  22,494     952,621
   *Houston American Energy Corp......................................   3,600       2,916
  #*ION Geophysical Corp.............................................. 101,941     677,908
  #*James River Coal Co...............................................  17,123      39,212
   *Key Energy Services, Inc..........................................  90,153     722,126
   *Kinder Morgan, Inc................................................  30,391   1,088,302
   *Kodiak Oil & Gas Corp............................................. 106,131     886,194
   *Lone Pine Resources, Inc..........................................  19,749      43,843
  #*Lucas Energy, Inc.................................................   9,403      16,173
   #Lufkin Industries, Inc............................................  16,800     773,640
  #*Magnum Hunter Resources Corp......................................  80,894     307,397
    Marathon Oil Corp................................................. 149,318   3,952,447
    Marathon Petroleum Corp...........................................  85,538   4,045,947
   *Matrix Service Co.................................................  17,134     177,508
   *McDermott International, Inc......................................  73,720     862,524
  #*McMoran Exploration Co............................................  72,374     945,204
   *Mitcham Industries, Inc...........................................   8,129     143,639
    Murphy Oil Corp...................................................  80,560   4,322,850
   *Nabors Industries, Ltd............................................ 119,525   1,654,226
    National Oilwell Varco, Inc.......................................  87,982   6,361,099
   *Natural Gas Services Group, Inc...................................   7,235     104,908
   *Newfield Exploration Co...........................................  38,188   1,165,880
   *Newpark Resources, Inc............................................  56,600     386,578

                                     1043

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (Continued)
    Noble Corp........................................................ 104,201 $ 3,855,437
    Noble Energy, Inc.................................................  36,182   3,163,392
   #Nordic American Tankers, Ltd......................................   3,526      41,254
  #*Northern Oil & Gas, Inc...........................................  38,884     612,812
  #*Oasis Petroleum, Inc..............................................  13,201     345,602
   *Occidental Petroleum Corp......................................... 117,072  10,188,776
    Oceaneering International, Inc....................................  21,250   1,098,412
  #*Oil States International, Inc.....................................  31,213   2,269,185
   #Overseas Shipholding Group, Inc...................................  16,136      92,298
   *OYO Geospace Corp.................................................   3,900     369,642
    Panhandle Oil & Gas, Inc. Class A.................................   4,983     152,978
   *Parker Drilling Co................................................  72,523     335,781
    Patterson-UTI Energy, Inc.........................................  90,318   1,398,123
   *PDC Energy, Inc...................................................  14,826     388,441
    Peabody Energy Corp...............................................  14,507     302,906
    Penn Virginia Corp................................................  28,596     191,593
  #*PetroQuest Energy, Inc............................................  38,542     212,366
   *PHI, Inc. Non-Voting..............................................   7,607     202,955
   *Phillips 66....................................................... 135,617   5,099,199
   *Pioneer Energy Services Corp......................................  37,638     302,610
    Pioneer Natural Resources Co......................................  37,978   3,365,990
   *Plains Exploration & Production Co................................  61,296   2,449,388
   *PostRock Energy Corp..............................................     500       1,005
   *Pyramid Oil Co....................................................   2,233       9,647
    QEP Resources, Inc................................................  46,796   1,405,284
  #*Quicksilver Resources, Inc........................................  75,913     343,127
    Range Resources Corp..............................................  37,207   2,329,158
   *REX American Resources Corp.......................................   7,200     127,080
   *Rex Energy Corp...................................................  30,207     383,025
   *RigNet, Inc.......................................................     484       9,041
  #*Rosetta Resources, Inc............................................  27,616   1,152,140
  #*Rowan Cos. P.L.C..................................................  57,962   2,036,205
   #RPC, Inc.......................................................... 108,670   1,461,612
  #*SandRidge Energy, Inc............................................. 211,329   1,441,264
    Schlumberger, Ltd.................................................  78,758   5,612,295
   *SEACOR Holdings, Inc..............................................  13,878   1,178,936
   *SemGroup Corp. Class A............................................  21,769     733,833
   #Ship Finance International, Ltd...................................  47,855     692,940
   #SM Energy Co......................................................  31,676   1,491,623
  #*Southwestern Energy Co............................................  24,531     815,656
    Spectra Energy Corp...............................................  35,593   1,092,349
  #*Stone Energy Corp.................................................  30,266     794,785
    Sunoco, Inc.......................................................  47,840   2,305,410
   *Superior Energy Services, Inc.....................................  87,636   1,899,072
   *Swift Energy Co...................................................  26,455     494,444
   #Targa Resources Corp..............................................   5,911     260,380
    Teekay Corp.......................................................  45,235   1,390,072
   *Tesco Corp........................................................  24,009     278,264
   *Tesoro Corp.......................................................  90,159   2,492,896
   *TETRA Technologies, Inc...........................................  45,220     313,375
   *TGC Industries, Inc...............................................  12,331      86,070
    Tidewater, Inc....................................................  32,351   1,571,288
    Transocean, Ltd...................................................  59,934   2,806,709
   *Triangle Petroleum Corp...........................................  27,137     151,696
  #*Ultra Petroleum Corp..............................................  18,485     439,204
   *Union Drilling, Inc...............................................  13,293      47,589
  #*Unit Corp.........................................................  30,468   1,211,408
  #*Uranium Energy Corp...............................................   4,428       8,856
  #*USEC, Inc.........................................................  65,000      62,400
   *VAALCO Energy, Inc................................................  36,561     267,992
    Valero Energy Corp................................................ 171,420   4,714,050

                                     1044

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Energy -- (Continued)
   *Venoco, Inc.......................................................  15,771 $    146,197
  #*Verenium Corp.....................................................     900        3,933
   *Voyager Oil & Gas, Inc............................................   2,818        3,184
   #W&T Offshore, Inc.................................................  48,164      890,552
   *Warren Resources, Inc.............................................  43,001       99,762
   *Weatherford International, Ltd.................................... 174,891    2,107,437
   #Western Refining, Inc.............................................  56,405    1,327,210
   *Westmoreland Coal Co..............................................   3,531       25,988
   *Whiting Petroleum Corp............................................  35,718    1,443,007
   *Willbros Group, Inc...............................................  30,604      209,637
    Williams Cos., Inc. (The).........................................  44,890    1,427,053
    World Fuel Services Corp..........................................  38,003    1,538,741
  #*WPX Energy, Inc...................................................  10,745      171,383
  #*ZaZa Energy Corp..................................................   2,451        9,265
  #*Zion Oil & Gas, Inc...............................................  12,765       22,849
                                                                               ------------
Total Energy..........................................................          307,305,542
                                                                               ------------
Financials -- (16.0%)
    1st Source Corp...................................................  14,889      330,834
   *1st United Bancorp, Inc...........................................  15,815       93,783
   *21st Century Holding Co...........................................   3,254       15,261
    Access National Corp..............................................   2,539       35,089
    ACE, Ltd..........................................................  72,243    5,309,861
   *Affiliated Managers Group, Inc....................................  17,375    1,938,876
    Aflac, Inc........................................................  96,770    4,236,591
   *Alexander & Baldwin, Inc..........................................  26,352      844,318
   *Allegheny Corp....................................................   5,814    2,010,539
    Alliance Bancorp, Inc. of Pennsylvania............................     600        7,272
    Alliance Financial Corp...........................................   1,666       58,527
    Allied World Assurance Co. Holdings AG............................  24,893    1,877,679
    Allstate Corp. (The).............................................. 109,667    3,761,578
    Alterra Capital Holdings, Ltd.....................................  66,396    1,545,035
   *Altisource Portfolio Solutions SA.................................   7,433      576,503
   *American Capital, Ltd............................................. 215,694    2,148,312
   #American Equity Investment Life Holding Co........................  38,785      452,621
    American Express Co...............................................  60,320    3,481,067
    American Financial Group, Inc.....................................  68,646    2,588,641
   *American Independence Corp........................................     375        2,025
   *American International Group, Inc.................................  61,930    1,936,551
   #American National Bankshares, Inc.................................   3,215       72,723
   *American National Insurance Co....................................   7,693      541,818
   *American River Bankshares.........................................   2,071       14,000
   *American Safety Insurance Holdings, Ltd...........................   6,177      110,259
   *American Spectrum Realty, Inc.....................................     450        1,598
    Ameriprise Financial, Inc.........................................  79,323    4,102,586
  #*Ameris Bancorp....................................................  14,066      167,948
   *AMERISAFE, Inc....................................................  11,493      286,923
   *AmeriServ Financial, Inc..........................................   3,367        9,630
   #AmTrust Financial Services, Inc...................................  37,657    1,121,802
    Aon P.L.C.........................................................  55,666    2,738,767
   *Arch Capital Group, Ltd...........................................  57,057    2,213,812
    Argo Group International Holdings, Ltd............................  19,993      587,994
   #Arrow Financial Corp..............................................   7,443      181,014
    Aspen Insurance Holdings, Ltd.....................................  45,460    1,306,520
    Associated Banc-Corp.............................................. 113,902    1,422,636
    Assurant, Inc.....................................................  58,099    2,103,765
    Assured Guaranty, Ltd............................................. 115,328    1,381,629
    Astoria Financial Corp............................................  56,304      530,384
   *Atlantic Coast Financial Corp.....................................     386          980
    Auburn National Bancorporation, Inc...............................     757       16,397
   *AV Homes, Inc.....................................................   6,192       76,657

                                     1045

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Axis Capital Holdings, Ltd........................................    55,783 $ 1,833,029
    Baldwin & Lyons, Inc. Class A.....................................       298       6,705
    Baldwin & Lyons, Inc. Class B.....................................     6,934     161,077
    Bancfirst Corp....................................................    10,800     438,696
   *Bancorp, Inc. (The)...............................................    20,509     191,759
    BancorpSouth, Inc.................................................    60,346     874,414
   *BancTrust Financial Group, Inc....................................     7,325      21,682
    Bank Mutual Corp..................................................    29,001     123,544
    Bank of America Corp.............................................. 1,912,289  14,036,201
    Bank of Commerce Holdings.........................................     4,204      17,236
   #Bank of Hawaii Corp...............................................    23,982   1,120,199
   #Bank of Kentucky Financial Corp...................................     1,229      30,197
    Bank of New York Mellon Corp. (The)...............................   250,719   5,335,300
    Bank of the Ozarks, Inc...........................................    21,814     702,193
  #*BankAtlantic Bancorp, Inc. Class A................................     3,756      22,686
    BankFinancial Corp................................................    11,704      91,993
   #BankUnited, Inc...................................................    10,670     259,921
    Banner Corp.......................................................    11,241     255,508
    Bar Harbor Bankshares.............................................     1,738      60,535
    BB&T Corp.........................................................   150,328   4,715,789
   *BBCN Bancorp, Inc.................................................    50,453     572,137
   #BCB Bancorp, Inc..................................................     2,691      28,444
    Beacon Federal Bancorp, Inc.......................................     1,762      35,363
   *Beneficial Mutual Bancorp, Inc....................................    48,243     412,960
   *Berkshire Hathaway, Inc...........................................    93,836   7,961,046
    Berkshire Hills Bancorp, Inc......................................    13,946     313,227
   #BGC Partners, Inc. Class A........................................    30,201     150,099
    BlackRock, Inc....................................................    21,331   3,631,816
   *BofI Holding, Inc.................................................     6,764     136,430
    BOK Financial Corp................................................    37,230   2,103,123
    Boston Private Financial Holdings, Inc............................    49,927     469,813
    Bridge Bancorp, Inc...............................................     1,438      28,832
   *Bridge Capital Holdings...........................................     1,976      30,687
    Brookline Bancorp, Inc............................................    45,319     381,133
    Brown & Brown, Inc................................................    87,187   2,200,600
    Bryn Mawr Bank Corp...............................................     8,315     171,954
   #C&F Financial Corp................................................       353      14,448
    Calamos Asset Management, Inc. Class A............................    12,455     131,649
    California First National Bancorp.................................     1,859      30,190
    Camden National Corp..............................................     4,762     171,765
  #*Cape Bancorp, Inc.................................................     1,253      11,628
  #*Capital Bank Corp.................................................     4,631      10,975
   #Capital City Bank Group, Inc......................................     9,989      73,219
    Capital One Financial Corp........................................   106,416   6,011,440
    Capital Southwest Corp............................................     1,955     204,102
    CapitalSource, Inc................................................   195,044   1,277,538
    Capitol Federal Financial, Inc....................................   104,926   1,229,733
    Cardinal Financial Corp...........................................    18,471     236,429
  #*Carolina Bank Holdings, Inc.......................................       900       5,292
    Cash America International, Inc...................................    17,960     688,227
    Cathay General Bancorp............................................    50,244     813,450
   #CBOE Holdings, Inc................................................     8,600     245,100
   *CBRE Group, Inc. Class A..........................................    23,647     368,420
    Center Bancorp, Inc...............................................     9,475     104,699
    Centerstate Banks, Inc............................................    14,735     114,196
   *Central Pacific Financial Corp....................................     2,556      34,250
    Century Bancorp, Inc. Class A.....................................     1,308      39,345
    Charles Schwab Corp. (The)........................................    80,456   1,016,159
    Chemical Financial Corp...........................................    17,757     398,290
   *Chicopee Bancorp, Inc.............................................     3,900      56,511
    Chubb Corp. (The).................................................    62,621   4,551,920

                                     1046

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    Cincinnati Financial Corp.........................................  69,327 $ 2,623,334
   *CIT Group, Inc....................................................  85,668   3,128,595
    Citigroup, Inc.................................................... 414,447  11,243,947
  #*Citizens Community Bancorp, Inc...................................   1,100       6,226
    Citizens Holding Co...............................................     200       3,920
    Citizens South Banking Corp.......................................   1,155       7,773
  #*Citizens, Inc.....................................................  30,648     316,900
   #City Holding Co...................................................   9,860     325,873
   #City National Corp................................................  34,324   1,691,487
   #CKX Lands, Inc....................................................      39         683
    Clifton Savings Bancorp, Inc......................................  15,126     147,479
    CME Group, Inc....................................................  65,750   3,426,233
    CNA Financial Corp................................................  92,975   2,427,577
   #CNB Financial Corp................................................   5,014      82,581
    CNO Financial Group, Inc.......................................... 150,916   1,251,094
    CoBiz Financial, Inc..............................................  23,443     157,068
    Codorus Valley Bancorp, Inc.......................................     490       7,654
   #Cohen & Steers, Inc...............................................  16,025     528,825
   *Colonial Financial Services, Inc..................................     721       9,510
   *Colony Bankcorp, Inc..............................................     327       1,308
    Columbia Banking System, Inc......................................  25,586     461,827
    Comerica, Inc.....................................................  87,464   2,642,287
   #Commerce Bancshares, Inc..........................................  57,136   2,250,016
    Commercial National Financial Corp................................     923      19,383
   #Community Bank System, Inc........................................  25,903     712,592
   *Community Bankers Trust Corp......................................     700       1,498
    Community Trust Bancorp, Inc......................................   9,780     331,933
   *CompuCredit Holdings Corp.........................................  20,271      89,192
    Consolidated-Tokoma Land Co.......................................   3,301      92,890
   *Cowen Group, Inc. Class A.........................................  57,290     143,225
    Crawford & Co. Class A............................................  15,180      56,014
    Crawford & Co. Class B............................................  15,345      61,994
   *Credit Acceptance Corp............................................  11,569   1,109,004
    Cullen/Frost Bankers, Inc.........................................  39,106   2,162,953
   #CVB Financial Corp................................................  66,395     783,461
   *DFC Global Corp...................................................  27,468     526,562
    Diamond Hill Investment Group, Inc................................   1,238      92,491
    Dime Community Bancshares, Inc....................................  22,575     327,338
   *Direct Markets Holdings Corp......................................   1,577         363
    Discover Financial Services....................................... 122,509   4,405,424
    Donegal Group, Inc. Class A.......................................  11,510     154,234
    Donegal Group, Inc. Class B.......................................   1,947      34,696
    Duff & Phelps Corp................................................  23,862     351,726
   *E*Trade Financial Corp............................................ 183,825   1,402,585
    East West Bancorp, Inc............................................  93,404   2,036,207
    Eastern Insurance Holdings, Inc...................................   3,649      57,873
   *Eastern Virginia Bankshares, Inc..................................     753       3,012
    Eaton Vance Corp..................................................  16,519     438,249
    ECB Bancorp, Inc..................................................     468       4,661
    Edelman Financial Group, Inc......................................   6,540      56,702
   *eHealth, Inc......................................................  12,357     226,998
    EMC Insurance Group, Inc..........................................   7,470     151,043
    Employers Holdings, Inc...........................................  25,610     457,907
    Endurance Specialty Holdings, Ltd.................................  38,019   1,318,119
   *Enstar Group, Ltd.................................................   8,326     778,314
    Enterprise Bancorp, Inc...........................................   3,460      57,471
    Enterprise Financial Services Corp................................  10,344     129,817
    Epoch Holding Corp................................................   5,322     112,188
    Erie Indemnity Co. Class A........................................  16,842   1,200,666
    ESB Financial Corp................................................   6,219      87,626
    ESSA Bancorp, Inc.................................................   9,762     103,184

                                     1047

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Evans Bancorp, Inc................................................     807 $   12,508
    Evercore Partners, Inc. Class A...................................  17,220    398,987
    Everest Re Group, Ltd.............................................  22,909  2,329,845
  #*EZCORP, Inc. Class A..............................................  29,528    664,380
   *Farmers Capital Bank Corp.........................................   1,450     11,571
    FBL Financial Group, Inc. Class A.................................  19,223    594,952
    Federal Agricultural Mortgage Corp. Class A.......................     635     11,992
    Federal Agricultural Mortgage Corp. Class C.......................   6,100    153,354
    Federated Investors, Inc. Class B.................................  14,254    286,648
    Fidelity National Financial, Inc. Class A......................... 137,653  2,563,099
    Fidelity Southern Corp............................................   4,302     39,064
    Fifth Third Bancorp............................................... 319,356  4,413,500
    Financial Institutions, Inc.......................................   8,200    141,040
   *First Acceptance Corp.............................................  16,289     20,035
    First Advantage Bancorp...........................................     956     12,906
    First American Financial Corp.....................................  63,785  1,168,541
   *First BanCorp.....................................................  15,626     59,066
    First Bancorp.....................................................  10,455     89,077
    First Bancorp, Inc................................................   3,162     53,122
    First Busey Corp..................................................  52,188    243,196
    First Business Financial Services, Inc............................   1,140     24,863
   *First California Financial Group, Inc.............................  15,928    106,877
  #*First Cash Financial Services, Inc................................  14,986    600,939
    First Citizens BancShares, Inc. Class A...........................   5,616    922,653
    First Commonwealth Financial Corp.................................  65,782    461,132
    First Community Bancshares, Inc...................................  10,309    149,377
    First Defiance Financial Corp.....................................   5,220     84,825
  #*First Federal Bancshares of Arkansas, Inc.........................      99        824
    First Financial Bancorp...........................................  36,621    584,471
   #First Financial Bankshares, Inc...................................  20,041    691,314
    First Financial Corp..............................................   8,161    241,974
    First Financial Holdings, Inc.....................................   8,856    104,501
   *First Financial Northwest, Inc....................................  11,880     97,416
   *First Financial Service Corp......................................     100        230
   #First Horizon National Corp....................................... 174,396  1,435,279
    First Interstate BancSystem, Inc..................................   7,782    112,139
    First M&F Corp....................................................     911      5,694
   *First Marblehead Corp. (The)......................................  17,950     19,206
    First Merchants Corp..............................................  18,601    264,692
    First Midwest Bancorp, Inc........................................  43,067    486,657
    First Niagara Financial Group, Inc................................ 219,561  1,664,272
    First Pactrust Bancorp, Inc.......................................   5,748     64,665
   *First Republic Bank...............................................   7,107    231,191
  #*First South Bancorp, Inc..........................................   4,240     17,978
  #*First United Corp.................................................   1,100      5,390
    Firstbank Corp....................................................   1,136     11,110
   *FirstCity Financial Corp..........................................   3,901     35,109
    FirstMerit Corp...................................................  69,653  1,128,379
    Flagstone Reinsurance Holdings SA.................................  43,137    301,096
    Flushing Financial Corp...........................................  19,532    275,597
    FNB Corp..........................................................  89,121    969,636
   *Forest City Enterprises, Inc. Class A.............................  92,042  1,298,713
   *Forest City Enterprises, Inc. Class B.............................   4,120     58,174
   *Forestar Group, Inc...............................................  22,093    251,418
    Fox Chase Bancorp, Inc............................................  11,004    163,960
   *Franklin Financial Corp...........................................     140      2,260
   #Franklin Resources, Inc...........................................  13,920  1,600,104
    Fulton Financial Corp............................................. 128,619  1,182,009
   #FXCM, Inc.........................................................   4,674     49,077
    Gallagher (Arthur J.) & Co........................................  38,758  1,375,134
    GAMCO Investors, Inc. Class A.....................................   3,560    159,096

                                     1048

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
   *Genworth Financial, Inc. Class A.................................. 204,365 $1,030,000
   #German American Bancorp, Inc......................................   7,495    152,523
    GFI Group, Inc....................................................  74,597    237,218
   #Glacier Bancorp, Inc..............................................  44,496    675,004
   *Global Indemnity P.L.C............................................  10,235    196,717
    Goldman Sachs Group, Inc. (The)...................................  86,941  8,772,347
    Great Southern Bancorp, Inc.......................................   7,886    241,706
  #*Green Dot Corp. Class A...........................................   1,126     11,755
   *Greene Bancshares, Inc............................................   5,399      9,772
   #Greenhill & Co., Inc..............................................  11,314    449,392
   *Greenlight Capital Re, Ltd. Class A...............................  19,326    455,321
   *Guaranty Bancorp..................................................   3,944      7,572
   *Hallmark Financial Services, Inc..................................  10,439     86,122
    Hampden Bancorp, Inc..............................................   1,565     19,735
   #Hancock Holding Co................................................  54,875  1,672,590
   *Hanmi Financial Corp..............................................  17,879    195,775
    Hanover Insurance Group, Inc. (The)...............................  30,043  1,053,608
    Harleysville Savings Financial Corp...............................   1,326     22,874
   *Harris & Harris Group, Inc........................................  17,939     66,733
    Hartford Financial Services Group, Inc............................ 180,029  2,961,477
    Hawthorn Bancshares, Inc..........................................     232      2,190
    HCC Insurance Holdings, Inc.......................................  67,900  2,080,456
    Heartland Financial USA, Inc......................................  10,412    272,066
   *Heritage Commerce Corp............................................  14,694     90,074
    Heritage Financial Corp...........................................   8,900    123,265
    Heritage Financial Group, Inc.....................................     782     10,471
    HF Financial Corp.................................................     761      9,733
   *HFF, Inc. Class A.................................................  22,779    297,494
   *Hilltop Holdings, Inc.............................................  35,095    368,848
    Hingham Institution for Savings...................................     248     15,056
   *HMN Financial, Inc................................................     212        591
  #*Home Bancorp, Inc.................................................   3,783     63,630
    Home BancShares, Inc..............................................  17,594    530,459
    Home Federal Bancorp, Inc.........................................   8,959     88,873
    Homeowners Choice, Inc............................................   4,811     87,223
    HopFed Bancorp, Inc...............................................   1,664     12,480
    Horace Mann Educators Corp........................................  25,633    447,040
    Horizon Bancorp...................................................     945     25,496
   *Howard Hughes Corp. (The).........................................  12,833    790,898
    Hudson City Bancorp, Inc.......................................... 285,251  1,811,344
    Hudson Valley Holding Corp........................................   9,419    158,804
    Huntington Bancshares, Inc........................................ 368,872  2,292,539
    IBERIABANK Corp...................................................  18,974    888,552
   *ICG Group, Inc....................................................  23,183    207,256
  #*Imperial Holdings, Inc............................................     376      1,440
    Independence Holding Co...........................................   6,304     59,510
    Independent Bank Corp.............................................  13,273    394,341
    Indiana Community Bancorp.........................................     568     12,979
    Infinity Property & Casualty Corp.................................   7,323    423,343
    Interactive Brokers Group, Inc. Class A...........................  28,643    396,706
   *IntercontinentalExchange, Inc.....................................  15,873  2,082,855
    International Bancshares Corp.....................................  43,210    792,039
   *Intervest Bancshares Corp. Class A................................   9,331     35,178
   *INTL. FCStone, Inc................................................  11,936    227,381
    Invesco, Ltd...................................................... 182,666  4,042,399
   *Investment Technology Group, Inc..................................  21,951    181,754
   *Investors Bancorp, Inc............................................  78,574  1,278,399
   *Investors Capital Holdings, Ltd...................................   1,190      5,034
    Investors Title Co................................................     675     36,119
    Janus Capital Group, Inc.......................................... 113,470    820,388
   *Jefferies Group, Inc.............................................. 128,316  1,609,083

                                     1049

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
   *Jefferson Bancshares, Inc.........................................     200 $       422
    JMP Group, Inc....................................................  12,263      76,398
   #Jones Lang LaSalle, Inc...........................................  24,684   1,646,176
    JPMorgan Chase & Co............................................... 811,150  29,201,400
   #Kaiser Federal Financial Group, Inc...............................   4,666      67,844
    KBW, Inc..........................................................  20,672     333,026
    Kearny Financial Corp.............................................  38,365     372,908
    Kemper Corp.......................................................  37,789   1,236,456
    Kennedy-Wilson Holdings, Inc......................................  15,650     214,092
    Kentucky First Federal Bancorp....................................   1,549      11,633
    KeyCorp........................................................... 407,459   3,251,523
   *Knight Capital Group, Inc. Class A................................  62,910     649,860
    Lake Shore Bancorp, Inc...........................................     125       1,262
    Lakeland Bancorp, Inc.............................................  16,788     158,143
    Lakeland Financial Corp...........................................  10,097     259,897
    Landmark Bancorp, Inc.............................................   1,157      23,244
   *Lazard, Ltd. Class A..............................................   1,636      43,927
    Legg Mason, Inc...................................................  89,342   2,190,666
  #*Leucadia National Corp............................................  99,868   2,165,138
    Life Partners Holdings, Inc.......................................   3,480       8,282
    Lincoln National Corp............................................. 124,237   2,490,952
    LNB Bancorp, Inc..................................................   5,305      31,671
    Loews Corp........................................................  75,812   3,001,397
  #*Louisiana Bancorp, Inc............................................   2,000      32,070
    LPL Financial Holdings, Inc.......................................  12,075     338,342
    M&T Bank Corp.....................................................  49,683   4,264,789
  #*Macatawa Bank Corp................................................  17,866      58,064
    Maiden Holdings, Ltd..............................................  38,917     330,405
    MainSource Financial Group, Inc...................................  12,698     148,313
  #*Markel Corp.......................................................   4,513   1,949,887
    MarketAxess Holdings, Inc.........................................  18,026     544,746
    Marlin Business Services Corp.....................................   7,482     114,924
    Marsh & McLennan Cos., Inc........................................  49,464   1,642,699
   *Maui Land & Pineapple Co., Inc....................................   1,700       5,865
    MB Financial, Inc.................................................  34,882     704,268
  #*MBIA, Inc......................................................... 166,900   1,593,895
  #*MBT Financial Corp................................................   1,990       5,870
    MCG Capital Corp..................................................  48,844     213,937
    Meadowbrook Insurance Group, Inc..................................  30,827     217,022
    Medallion Financial Corp..........................................  12,916     143,109
   *Mercantile Bank Corp..............................................   4,389      72,682
    Merchants Bancshares, Inc.........................................   2,560      67,686
    Mercury General Corp..............................................  35,153   1,273,242
   *Meridian Interstate Bancorp, Inc..................................  12,664     194,646
    Meta Financial Group, Inc.........................................     673      14,362
    MetLife, Inc...................................................... 220,534   6,785,831
   *Metro Bancorp, Inc................................................   8,480     106,000
   *MetroCorp Bancshares, Inc.........................................   1,365      14,114
  #*MGIC Investment Corp.............................................. 111,894     269,665
    MicroFinancial, Inc...............................................   1,885      18,190
    MidSouth Bancorp, Inc.............................................   3,894      55,490
   #MidWestOne Financial Group, Inc...................................   2,909      61,904
    Montpelier Re Holdings, Ltd.......................................  40,003     810,461
   #Moody's Corp......................................................  19,475     789,322
    Morgan Stanley.................................................... 308,574   4,215,121
    MSB Financial Corp................................................     687       3,985
  #*MSCI, Inc.........................................................  19,183     635,916
    MutualFirst Financial, Inc........................................   1,660      18,542
    NASDAQ OMX Group, Inc. (The)......................................  76,306   1,732,146
   *National Financial Partners Corp..................................  26,319     390,837
    National Interstate Corp..........................................  11,380     298,042

                                     1050

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    National Penn Bancshares, Inc.....................................  97,215 $  859,381
    National Western Life Insurance Co. Class A.......................     577     81,697
   *Navigators Group, Inc. (The)......................................  12,200    590,846
    NBT Bancorp, Inc..................................................  24,899    523,128
    Nelnet, Inc. Class A..............................................  22,630    532,031
  #*Netspend Holdings, Inc............................................  12,107    106,542
    New England Bancshares, Inc.......................................   1,592     21,317
    New Hampshire Thrift Bancshares, Inc..............................   2,140     26,836
    New York Community Bancorp, Inc................................... 182,779  2,372,471
   *NewBridge Bancorp.................................................   7,017     28,840
   *Newport Bancorp, Inc..............................................   1,100     15,604
   *NewStar Financial, Inc............................................  29,292    349,161
    Nicholas Financial, Inc...........................................      95      1,256
   *North Valley Bancorp..............................................      67        919
    Northeast Community Bancorp, Inc..................................   5,046     26,971
   #Northern Trust Corp...............................................  52,078  2,364,341
   #Northfield Bancorp, Inc...........................................  24,874    372,364
    Northrim Bancorp, Inc.............................................   2,509     50,581
    Northwest Bancshares, Inc.........................................  63,591    740,835
    Norwood Financial Corp............................................      65      1,812
    NYSE Euronext..................................................... 108,911  2,775,052
    Ocean Shore Holding Co............................................   3,233     41,867
    OceanFirst Financial Corp.........................................  11,504    156,569
   *Ocwen Financial Corp..............................................  85,479  1,689,065
    Ohio Valley Banc Corp.............................................   1,078     20,999
   #Old National Bancorp..............................................  61,273    749,982
    Old Republic International Corp................................... 166,024  1,338,153
  #*Old Second Bancorp, Inc...........................................   3,572      5,001
   *OmniAmerican Bancorp, Inc.........................................   7,163    150,351
    OneBeacon Insurance Group, Ltd. Class A...........................  15,597    197,926
    Oppenheimer Holdings, Inc. Class A................................   6,187     86,061
    Oriental Financial Group, Inc.....................................  25,959    269,454
    Oritani Financial Corp............................................  34,113    480,652
    Osage Bancshares, Inc.............................................   1,100     11,484
  #*Pacific Capital Bancorp...........................................   7,766    354,285
    Pacific Continental Corp..........................................  10,322     95,272
  #*Pacific Mercantile Bancorp........................................   4,434     29,619
    PacWest Bancorp...................................................  22,585    517,422
    Park National Corp................................................   9,640    653,014
   *Park Sterling Corp................................................   9,119     41,856
    PartnerRe, Ltd....................................................  28,922  2,095,110
    Peapack-Gladstone Financial Corp..................................   2,972     45,472
   #Penns Woods Bancorp, Inc..........................................   2,417     94,142
    Peoples Bancorp of North Carolina.................................     126      1,082
    Peoples Bancorp, Inc..............................................   6,533    142,811
    People's United Financial, Inc.................................... 156,146  1,789,433
  #*PHH Corp..........................................................  35,479    575,115
   *Phoenix Cos., Inc. (The)..........................................  63,547    103,582
   *PICO Holdings, Inc................................................  14,262    343,857
   *Pinnacle Financial Partners, Inc..................................  21,916    428,458
   *Piper Jaffray Cos., Inc...........................................  10,445    222,583
    Platinum Underwriters Holdings, Ltd...............................  22,758    865,259
    PNC Financial Services Group, Inc................................. 112,942  6,674,872
   *Popular, Inc......................................................  22,331    336,528
   *Porter Bancorp, Inc...............................................   3,191      4,595
  #*Preferred Bank....................................................   1,426     15,372
   *Premier Financial Bancorp, Inc....................................   1,250      9,825
    Presidential Life Corp............................................  17,696    245,797
    Primerica, Inc....................................................  40,283  1,102,546
  #*Primus Guaranty, Ltd..............................................   9,727     75,384
   *Princeton National Bancorp, Inc...................................     501        276

                                     1051

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Financials -- (Continued)
    Principal Financial Group, Inc.................................... 132,427 $3,388,807
   #PrivateBancorp, Inc...............................................  46,451    711,629
    ProAssurance Corp.................................................  19,955  1,787,369
   #Progressive Corp. (The)...........................................  90,949  1,795,333
   #Prosperity Bancshares, Inc........................................  30,301  1,229,312
   #Protective Life Corp..............................................  52,947  1,477,751
    Provident Financial Holdings, Inc.................................   4,700     57,528
    Provident Financial Services, Inc.................................  38,050    579,502
    Provident New York Bancorp........................................  24,242    200,239
   *Prudential Bancorp, Inc. of Pennsylvania..........................   1,666      9,313
    Prudential Financial, Inc.........................................  98,029  4,732,840
    Pulaski Financial Corp............................................   4,605     34,491
    Pzena Investment Management, Inc. Class A.........................   2,289      8,813
    QC Holdings, Inc..................................................   6,713     23,563
    QCR Holdings, Inc.................................................     797     10,680
   #Radian Group, Inc.................................................  80,134    224,375
  o*Rainier Pacific Financial Group, Inc..............................   1,250         --
    Raymond James Financial, Inc......................................  55,106  1,852,664
    Regions Financial Corp............................................ 560,203  3,899,013
    Reinsurance Group of America, Inc.................................  38,303  2,132,328
    RenaissanceRe Holdings, Ltd.......................................  32,375  2,395,426
    Renasant Corp.....................................................  15,950    282,315
    Republic Bancorp, Inc. Class A....................................  11,604    273,970
   *Republic First Bancorp, Inc.......................................   8,744     18,100
    Resource America, Inc. Class A....................................  10,164     61,695
   *Riverview Bancorp, Inc............................................   5,533      7,857
    RLI Corp..........................................................  13,267    854,527
    Rockville Financial, Inc..........................................  17,739    206,659
    Roma Financial Corp...............................................  14,191    128,996
   *Royal Bancshares of Pennsylvania, Inc. Class A....................   2,289      5,722
   *Rurban Financial Corp.............................................     600      4,344
    S&T Bancorp, Inc..................................................  18,553    306,124
   #S.Y. Bancorp, Inc.................................................   8,381    195,864
   *Safeguard Scientifics, Inc........................................  12,834    198,542
    Safety Insurance Group, Inc.......................................   9,669    409,772
    Salisbury Bancorp, Inc............................................     300      7,350
    Sandy Spring Bancorp, Inc.........................................  15,108    269,073
   *Savannah Bancorp, Inc. (The)......................................   1,179      6,779
    SCBT Financial Corp...............................................   9,149    338,879
    SeaBright Holdings, Inc...........................................  13,063    110,121
   *Seacoast Banking Corp. of Florida.................................   4,068      5,695
    SEI Investments Co................................................  33,879    717,557
    Selective Insurance Group, Inc....................................  34,352    592,916
    Shore Bancshares, Inc.............................................   1,418      7,501
    SI Financial Group, Inc...........................................   4,055     47,444
    Sierra Bancorp....................................................   6,986     74,610
  #*Signature Bank....................................................  23,842  1,537,809
    Simmons First National Corp. Class A..............................  10,999    256,717
    SLM Corp.......................................................... 140,466  2,246,051
    Somerset Hills Bancorp............................................   1,096      9,426
   *Southcoast Financial Corp.........................................     990      2,326
   *Southern Community Financial Corp.................................   4,210     13,262
   *Southern First Bancshares, Inc....................................      17        143
    Southern Missouri Bancorp, Inc....................................      65      1,446
    Southern National Bancorp of Virginia, Inc........................     417      3,082
    Southside Bancshares, Inc.........................................  10,832    225,951
   *Southwest Bancorp, Inc............................................  11,578    106,518
  #*St. Joe Co. (The).................................................  53,181    900,354
    StanCorp Financial Group, Inc.....................................  26,931    801,467
    State Auto Financial Corp.........................................  23,350    302,850
    State Street Corp................................................. 105,734  4,269,539

                                     1052

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    StellarOne Corp...................................................  13,605 $   182,171
    Sterling Bancorp..................................................  18,384     176,303
   #Stewart Information Services Corp.................................  11,609     198,166
  #*Stifel Financial Corp.............................................  34,396   1,035,320
   *Stratus Properties, Inc...........................................     271       2,263
   *Suffolk Bancorp...................................................   5,363      69,719
    Summit State Bank.................................................     361       2,274
   *Sun Bancorp, Inc..................................................  21,523      63,278
    SunTrust Banks, Inc............................................... 113,496   2,684,180
    Susquehanna Bancshares, Inc....................................... 117,534   1,252,912
  #*SVB Financial Group...............................................  27,951   1,615,847
   *SWS Group, Inc....................................................  14,900      85,377
    Symetra Financial Corp............................................  61,464     714,826
    Synovus Financial Corp............................................ 164,564     312,672
   #T. Rowe Price Group, Inc..........................................  11,700     710,775
  #*Taylor Capital Group, Inc.........................................  16,077     280,544
    TCF Financial Corp................................................ 101,775   1,051,336
    TD Ameritrade Holding Corp........................................  99,756   1,588,116
    Teche Holding Co..................................................     651      24,862
   *Tejon Ranch Co....................................................  12,559     326,408
    Territorial Bancorp, Inc..........................................   7,203     169,270
   #Teton Advisors, Inc. Class A......................................      29         374
  #*Texas Capital Bancshares, Inc.....................................  24,435   1,052,904
    TF Financial Corp.................................................     840      19,589
   *TFS Financial Corp................................................ 125,337   1,179,421
    Thomas Properties Group, Inc......................................  25,865     130,360
   *Timberland Bancorp, Inc...........................................     899       4,657
    Tompkins Financial Corp...........................................   7,348     288,482
   #Torchmark Corp....................................................  43,587   2,168,453
    Tower Group, Inc..................................................  25,226     470,213
    TowneBank.........................................................  17,331     247,833
   *Transcontinental Realty Investors, Inc............................     860       2,666
    Travelers Cos., Inc. (The)........................................ 100,570   6,300,710
   *Tree.com, Inc.....................................................   5,295      68,411
    TriCo Bancshares..................................................   9,220     140,605
    TrustCo Bank Corp.................................................  58,901     324,545
   #Trustmark Corp....................................................  41,300     998,634
    U.S. Bancorp...................................................... 351,609  11,778,902
   #UMB Financial Corp................................................  25,380   1,219,763
    Umpqua Holdings Corp..............................................  72,256     901,755
    Union Bankshares, Inc.............................................     337       6,507
    Union First Market Bankshares Corp................................  15,058     229,936
   *United Bancshares, Inc............................................     606       5,539
   #United Bankshares, Inc............................................  31,683     738,214
   *United Community Banks, Inc.......................................  19,608     133,530
   *United Community Financial Corp...................................   1,464       3,894
    United Financial Bancorp, Inc.....................................  10,899     155,311
    United Fire Group, Inc............................................  16,201     317,540
   *United Security Bancshares........................................   1,851       4,499
  #*Unity Bancorp, Inc................................................   2,239      13,367
    Universal Insurance Holdings, Inc.................................  23,744      75,981
    Univest Corp. of Pennsylvania.....................................  10,578     168,296
    Unum Group........................................................ 125,496   2,370,619
    Validus Holdings, Ltd.............................................  63,870   2,077,691
   #Valley National Bancorp........................................... 126,269   1,174,302
    ViewPoint Financial Group, Inc....................................  34,190     601,915
   *Virginia Commerce Bancorp, Inc....................................  19,429     156,792
   *Virtus Investment Partners, Inc...................................   1,141      95,525
    VIST Financial Corp...............................................     400       4,892
   #Waddell & Reed Financial, Inc.....................................  12,057     350,738
   *Walker & Dunlop, Inc..............................................     408       5,157

                                     1053

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CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
    Washington Banking Co.............................................     9,151 $    127,931
    Washington Federal, Inc...........................................    69,219    1,102,659
    Washington Trust Bancorp, Inc.....................................    10,235      254,033
   *Waterstone Financial, Inc.........................................    11,388       37,922
    Wayne Savings Bancshares, Inc.....................................       243        2,063
    Webster Financial Corp............................................    55,701    1,142,985
    Wells Fargo & Co.................................................. 1,064,415   35,987,871
    WesBanco, Inc.....................................................    17,005      352,174
    West Bancorporation, Inc..........................................     9,721       98,571
   *West Coast Bancorp................................................    11,549      229,710
   #Westamerica Bancorporation........................................    18,055      830,530
   *Western Alliance Bancorp..........................................    51,652      476,231
    Westfield Financial, Inc..........................................    18,225      135,958
    Westwood Holdings Group, Inc......................................     2,604       96,999
    White River Capital, Inc..........................................       135        3,031
    Willis Group Holdings P.L.C.......................................    35,300    1,305,394
   *Wilshire Bancorp, Inc.............................................    44,269      280,665
    Wintrust Financial Corp...........................................    23,336      856,665
  #*World Acceptance Corp.............................................    10,120      721,252
    WR Berkley Corp...................................................    55,420    2,030,035
   *WSB Holdings, Inc.................................................       400        1,100
    WSFS Financial Corp...............................................     1,362       56,428
    WVS Financial Corp................................................       757        6,086
    XL Group P.L.C....................................................   138,187    2,853,562
   *Yadkin Valley Financial Corp......................................     5,876       16,394
    Zions Bancorporation..............................................   119,050    2,166,710
   *ZipRealty, Inc....................................................     9,538       12,495
                                                                                 ------------
Total Financials......................................................            497,282,987
                                                                                 ------------
Health Care -- (9.5%)
   *Abaxis, Inc.......................................................     8,165      291,409
   #Abbott Laboratories...............................................    69,977    4,640,175
  #*ABIOMED, Inc......................................................    17,200      387,860
  #*Acadia Healthcare Co., Inc........................................     2,170       35,024
   *Accuray, Inc......................................................    44,232      279,104
  #*Achillion Pharmaceuticals, Inc....................................       259        1,715
   *Acorda Therapeutics, Inc..........................................    10,877      261,809
   *Adcare Health Systems, Inc........................................     2,747       10,274
   *Addus HomeCare Corp...............................................     4,088       17,987
    Aetna, Inc........................................................    79,467    2,865,580
  #*Affymax, Inc......................................................    21,288      345,504
   *Affymetrix, Inc...................................................    43,784      183,455
    Agilent Technologies, Inc.........................................    24,423      935,157
  #*Air Methods Corp..................................................     6,793      740,641
  #*Akorn, Inc........................................................     6,306       86,203
   *Albany Molecular Research, Inc....................................    15,351       43,443
  #*Alere, Inc........................................................    55,692    1,050,908
   *Alexion Pharmaceuticals, Inc......................................    12,000    1,258,200
  #*Align Technology, Inc.............................................    36,980    1,255,841
   *Alkermes P.L.C....................................................    51,112      950,172
    Allergan, Inc.....................................................    15,701    1,288,581
   *Alliance HealthCare Services, Inc.................................     1,429        1,158
   *Allied Healthcare Products, Inc...................................       500        1,418
   *Allscripts Healthcare Solutions, Inc..............................    90,873      836,032
   *Almost Family, Inc................................................     5,441      119,756
   *Alnylam Pharmaceuticals, Inc......................................    15,940      297,919
   *Alphatec Holdings, Inc............................................    36,305       63,897
   *AMAG Pharmaceuticals, Inc.........................................     9,482      146,781
   *Amedisys, Inc.....................................................    16,943      206,535
   *AMERIGROUP Corp...................................................    28,645    2,574,613
    AmerisourceBergen Corp............................................    46,200    1,834,140

                                     1054

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
    Amgen, Inc........................................................  85,813 $7,088,154
  #*Amicus Therapeutics, Inc..........................................   5,471     26,972
   *AMN Healthcare Services, Inc......................................  24,556    143,407
   *Amsurg Corp.......................................................  20,057    592,484
    Analogic Corp.....................................................   7,841    501,981
   *AngioDynamics, Inc................................................  16,729    184,186
   *Anika Therapeutics, Inc...........................................   7,969     96,823
   *Ariad Pharmaceuticals, Inc........................................  52,500  1,004,325
   *Arqule, Inc.......................................................   7,542     45,629
   *Array BioPharma, Inc..............................................     785      4,035
   *ArthroCare Corp...................................................  17,568    519,661
    Assisted Living Concepts, Inc. Class A............................  12,726    178,291
   *Astex Pharmaceuticals, Inc........................................  29,938     74,246
  #*athenahealth, Inc.................................................   2,911    266,357
   *AtriCure, Inc.....................................................   3,000     25,110
    Atrion Corp.......................................................   1,070    220,420
  #*AVEO Pharmaceuticals, Inc.........................................   8,472    110,983
    Bard (C.R.), Inc..................................................   4,700    457,122
   #Baxter International, Inc.........................................  22,821  1,335,257
   #Becton Dickinson & Co.............................................  12,012    909,429
   *BioClinica, Inc...................................................   7,438     38,678
   *BioCryst Pharmaceuticals, Inc.....................................  13,395     59,474
   *Biogen Idec, Inc..................................................  16,395  2,390,883
  #*BioMarin Pharmaceutical, Inc......................................  15,781    620,036
  #*BioMimetic Therapeutics, Inc......................................   1,978      6,725
   *Bio-Rad Laboratories, Inc. Class A................................  14,801  1,424,004
   *Bio-Rad Laboratories, Inc. Class B................................     544     52,871
  #*Bio-Reference Labs, Inc...........................................  14,532    359,667
   *BioScrip, Inc.....................................................  37,267    237,018
   *BioSpecifics Technologies Corp....................................   1,000     18,070
   *Boston Scientific Corp............................................ 624,825  3,230,345
   *Bovie Medical Corp................................................   7,217     16,671
    Bristol-Myers Squibb Co........................................... 143,332  5,102,619
  #*Brookdale Senior Living, Inc......................................  75,024  1,234,895
   *Bruker Corp.......................................................  20,193    238,681
  #*BSD Medical Corp..................................................   1,500      1,770
   *Cambrex Corp......................................................  19,415    179,200
    Cantel Medical Corp...............................................  17,322    452,451
   *Capital Senior Living Corp........................................  18,189    204,444
    Cardinal Health, Inc..............................................  31,700  1,365,953
   *CardioNet, Inc....................................................  11,275     21,986
   *CareFusion Corp...................................................  96,012  2,343,653
   *CAS Medical Systems, Inc..........................................     415        693
   *Catamaran Corp....................................................  10,354    875,037
   *Celgene Corp......................................................  21,053  1,441,288
   *Celldex Therapeutics, Inc.........................................  35,750    184,828
  #*Centene Corp......................................................  30,879  1,174,637
  #*Cepheid, Inc......................................................  10,300    330,012
  #*Cerner Corp.......................................................  14,200  1,049,664
   *Charles River Laboratories International, Inc.....................  25,443    865,825
   #Chemed Corp.......................................................  12,670    795,296
  #*Chindex International, Inc........................................   3,475     36,314
    Cigna Corp........................................................  65,291  2,629,921
  #*Codexis, Inc......................................................  16,222     49,964
   *CombiMatrix Corp..................................................   2,103      1,499
   *Community Health Systems, Inc.....................................  59,117  1,454,869
    Computer Programs & Systems, Inc..................................   2,800    138,600
  #*Conceptus, Inc....................................................  19,410    360,638
    CONMED Corp.......................................................  18,055    495,429
   *Conmed Healthcare Management, Inc.................................     476      1,866
    Cooper Cos., Inc. (The)...........................................  29,223  2,199,323

                                     1055

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Health Care -- (Continued)
   *Corvel Corp.......................................................   6,649 $  306,785
  #*Covance, Inc......................................................  30,279  1,421,296
    Coventry Health Care, Inc.........................................  61,589  2,052,761
    Covidien P.L.C....................................................  44,304  2,475,708
   *Cross Country Healthcare, Inc.....................................  16,668     76,006
   *CryoLife, Inc.....................................................  16,486     91,662
  #*Cubist Pharmaceuticals, Inc.......................................  31,947  1,375,638
   *Cumberland Pharmaceuticals, Inc...................................  12,374     75,481
   *Cutera, Inc.......................................................   8,423     57,613
   *Cyberonics, Inc...................................................   8,655    374,762
   *Cynosure, Inc. Class A............................................   5,823    145,808
  #*Cytori Therapeutics, Inc..........................................   2,927      7,669
   *DaVita, Inc.......................................................  14,595  1,436,440
    Daxor Corp........................................................   1,894     16,980
   #DENTSPLY International, Inc.......................................  35,485  1,289,525
   *Depomed, Inc......................................................  34,446    190,142
   *Digirad Corp......................................................   8,621     17,242
   *Durect Corp.......................................................   2,398      2,542
   *DUSA Pharmaceuticals, Inc.........................................   6,700     36,649
   *Dynacq Healthcare, Inc............................................   2,399      1,473
  #*Edwards Lifesciences Corp.........................................  10,600  1,072,720
    Eli Lilly & Co....................................................  48,546  2,137,480
   *Emergent Biosolutions, Inc........................................  20,887    305,159
   *Emeritus Corp.....................................................  27,330    463,244
   *Endo Health Solutions, Inc........................................  70,799  2,104,854
  #*Endocyte, Inc.....................................................   5,776     44,417
   *Endologix, Inc....................................................   6,910     81,192
    Ensign Group, Inc. (The)..........................................  13,117    367,932
   *Enzo Biochem, Inc.................................................  25,466     38,199
   *Enzon Pharmaceuticals, Inc........................................  30,849    204,529
   *Epocrates, Inc....................................................     600      4,524
   *Exactech, Inc.....................................................   7,674    127,005
   *ExamWorks Group, Inc..............................................   2,748     35,861
   *Express Scripts Holding Co........................................  36,362  2,106,814
   *Five Star Quality Care, Inc.......................................  27,030     96,497
  #*Forest Laboratories, Inc..........................................  77,285  2,592,912
   *Furiex Pharmaceuticals, Inc.......................................   6,344    121,932
   *Genomic Health, Inc...............................................   6,798    228,209
   *Gen-Probe, Inc....................................................  11,200    926,128
   *Gentiva Health Services, Inc......................................  19,182    127,752
  #*Gilead Sciences, Inc..............................................  32,650  1,773,874
   *Greatbatch, Inc...................................................  15,228    347,655
   *GTx, Inc..........................................................   8,578     30,195
  #*Haemonetics Corp..................................................  15,924  1,145,095
   *Hanger, Inc.......................................................  21,632    557,457
   *Harvard Bioscience, Inc...........................................  15,686     58,038
   *HCA Holdings, Inc.................................................      69      1,827
   *Health Management Associates, Inc. Class A........................  78,215    514,655
   *Health Net, Inc...................................................  51,725  1,138,984
   *HealthSouth Corp..................................................  27,299    611,498
   *HealthStream, Inc.................................................  12,289    343,355
   *Healthways, Inc...................................................  20,450    229,244
  #*Henry Schein, Inc.................................................  27,023  2,021,591
    Hill-Rom Holdings, Inc............................................  30,506    797,732
   *Hi-Tech Pharmacal Co., Inc........................................   8,600    295,496
  #*HMS Holdings Corp.................................................  23,760    817,582
   *Hologic, Inc...................................................... 109,285  2,023,958
  #*Hospira, Inc......................................................  48,274  1,677,522
    Humana, Inc.......................................................  43,199  2,661,058
   *ICU Medical, Inc..................................................   8,953    477,463
  #*Idenix Pharmaceuticals, Inc.......................................  16,334    165,463

                                     1056

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Health Care -- (Continued)
   *Idera Pharmaceuticals, Inc........................................  12,551 $    12,802
  #*IDEXX Laboratories, Inc...........................................   8,700     767,079
   *Illumina, Inc.....................................................   8,304     344,367
  #*Immunomedics, Inc.................................................   7,638      26,427
   *Impax Laboratories, Inc...........................................  42,514     944,661
  #*Incyte Corp.......................................................  40,400   1,009,596
  #*Infinity Pharmaceuticals, Inc.....................................  11,550     201,663
   *Integra LifeSciences Holdings Corp................................  16,931     651,166
   *IntegraMed America, Inc...........................................   7,753     107,999
  #*Intuitive Surgical, Inc...........................................   2,000     963,000
    Invacare Corp.....................................................  19,173     270,148
   *IPC The Hospitalist Co............................................   7,916     340,388
   *Iridex Corp.......................................................   1,600       5,344
   *IRIS International, Inc...........................................  11,958     124,244
   *Jazz Pharmaceuticals P.L.C........................................  14,023     674,086
   *Johnson & Johnson................................................. 141,608   9,802,106
    Kewaunee Scientific Corp..........................................     674       7,980
   *Kindred Healthcare, Inc...........................................  21,779     206,247
  #*K-V Pharmaceutical Co. Class A....................................   5,000       1,675
   *K-V Pharmaceutical Co. Class B....................................     900         508
  #*Laboratory Corp. of America Holdings..............................  18,016   1,514,965
    Landauer, Inc.....................................................   2,642     150,488
   *Lannet Co., Inc...................................................  14,563      68,883
   *LCA-Vision, Inc...................................................   9,225      32,564
    LeMaitre Vascular, Inc............................................   9,392      59,170
   *LHC Group, Inc....................................................  11,292     202,014
   *Life Technologies Corp............................................  50,168   2,201,372
   *LifePoint Hospitals, Inc..........................................  30,800   1,174,096
   *Ligand Pharmaceuticals, Inc. Class B..............................   3,782      73,182
   *Lincare Holdings, Inc.............................................  45,213   1,871,818
   *Luminex Corp......................................................  17,387     297,839
   *Magellan Health Services, Inc.....................................  21,872   1,054,230
  #*Masimo Corp.......................................................  18,146     406,470
   *Maxygen, Inc......................................................  19,082     115,064
    McKesson Corp.....................................................  22,964   2,083,524
   *MedAssets, Inc....................................................  36,262     478,296
   *MedCath Corp......................................................   9,997      77,177
   *Medical Action Industries, Inc....................................   9,533      33,175
   *Medicines Co. (The)...............................................  34,940     874,898
   *MediciNova, Inc...................................................   1,492       2,462
    Medicis Pharmaceutical Corp. Class A..............................  34,332   1,130,209
   *Medidata Solutions, Inc...........................................   5,897     208,813
  #*Medivation, Inc...................................................   7,343     732,097
  #*MEDNAX, Inc.......................................................  31,007   2,050,493
   *Medtox Scientific, Inc............................................   5,060     136,620
    Medtronic, Inc....................................................  78,200   3,082,644
    Merck & Co., Inc.................................................. 589,040  26,017,897
   *Merge Healthcare, Inc.............................................   7,000      20,720
   *Merit Medical Systems, Inc........................................  26,705     360,785
  #*Metabolix, Inc....................................................   2,632       4,869
   *Metropolitan Health Networks, Inc.................................  29,305     247,041
  #*Mettler Toledo International, Inc.................................   2,600     402,480
   *MModal, Inc.......................................................  17,380     248,882
   *Molina Healthcare, Inc............................................  29,592     722,341
   *Momenta Pharmaceuticals, Inc......................................  25,825     367,232
   *MWI Veterinary Supply, Inc........................................   6,600     601,194
   *Mylan, Inc........................................................ 135,096   3,111,261
   *Myrexis, Inc......................................................  15,033      38,334
  #*Myriad Genetics, Inc..............................................  26,739     664,464
   *Nabi Biopharmaceuticals...........................................  11,787      19,095
    National Healthcare Corp..........................................   8,490     370,758

                                     1057

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CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Health Care -- (Continued)
    National Research Corp............................................     2,780 $   139,890
   *Natus Medical, Inc................................................    20,161     249,190
  #*Neogen Corp.......................................................     9,800     377,006
   *Neurocrine Biosciences, Inc.......................................    12,479      94,840
   *NuVasive, Inc.....................................................    27,361     571,571
   *Obagi Medical Products, Inc.......................................    12,025     184,464
    Omnicare, Inc.....................................................    72,136   2,265,792
   *Omnicell, Inc.....................................................    21,020     274,311
  #*OncoGenex Pharmaceutical, Inc.....................................       900      12,564
  #*Onyx Pharmaceuticals, Inc.........................................    27,395   2,053,803
   *OraSure Technologies, Inc.........................................    24,744     262,534
   *Orexigen Therapeutics, Inc........................................    18,045      88,962
   *Orthofix International N.V........................................    11,644     477,520
  #*Osiris Therapeutics, Inc..........................................     6,988      60,935
    Owens & Minor, Inc................................................    35,779   1,009,326
   *Pain Therapeutics, Inc............................................    21,575      79,396
   *Palomar Medical Technologies, Inc.................................    11,236      90,000
   *Par Pharmaceutical Cos., Inc......................................    23,388   1,168,464
   *PAREXEL International Corp........................................    37,843   1,041,439
   #Patterson Cos., Inc...............................................    58,491   1,994,543
   *PDI, Inc..........................................................     8,907      63,952
   #PDL BioPharma, Inc................................................    58,104     394,526
    PerkinElmer, Inc..................................................    73,694   1,882,882
  #*Pernix Therapeutics Holdings, Inc.................................       733       5,585
    Perrigo Co........................................................     8,500     969,170
    Pfizer, Inc....................................................... 1,573,230  37,820,449
   *PharMerica Corp...................................................    16,573     170,536
   *Pozen, Inc........................................................    19,179     121,019
   *Progenics Pharmaceuticals, Inc....................................    20,510     106,857
   *ProPhase Labs, Inc................................................     2,300       2,829
   *Providence Service Corp. (The)....................................     8,502     109,676
   *pSivida Corp......................................................     9,293      25,649
   *PSS World Medical, Inc............................................    27,498     574,433
    Quality Systems, Inc..............................................     9,200     148,672
   #Quest Diagnostics, Inc............................................    34,818   2,034,416
  #*Questcor Pharmaceuticals, Inc.....................................    23,700     873,819
  #*Quidel Corp.......................................................    21,044     329,759
   *RadNet, Inc.......................................................    10,798      25,267
  #*Regeneron Pharmaceuticals, Inc....................................    13,800   1,858,170
   *Repligen Corp.....................................................    18,191      73,128
  #*ResMed, Inc.......................................................    48,888   1,542,905
   *Rigel Pharmaceuticals, Inc........................................    43,661     477,651
  #*Rochester Medical Corp............................................     6,057      60,449
  #*Rockwell Medical, Inc.............................................     4,331      39,066
   *RTI Biologics, Inc................................................    34,739     123,671
  #*Salix Pharmaceuticals, Ltd........................................    18,332     821,640
  #*Sangamo Biosciences, Inc..........................................    13,614      71,610
   *Santarus, Inc.....................................................    17,297     125,749
  #*SciClone Pharmaceuticals, Inc.....................................    35,510     204,182
  #*Seattle Genetics, Inc.............................................    19,300     504,888
  #*Select Medical Holdings Corp......................................    78,370     834,640
  #*SIGA Technologies, Inc............................................     7,129      20,745
  #*Sirona Dental Systems, Inc........................................    28,954   1,251,681
   *Skilled Healthcare Group, Inc. Class A............................    12,388      67,267
   *Solta Medical, Inc................................................    32,447     106,102
    Span-American Medical System, Inc.................................     1,468      24,956
   *Spectranetics Corp................................................    19,200     226,560
  #*Spectrum Pharmaceuticals, Inc.....................................    22,097     309,137
    St. Jude Medical, Inc.............................................    34,556   1,291,012
   *Staar Surgical Co.................................................    10,301      52,947
  #*Stereotaxis, Inc..................................................       260         481

                                     1058

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Health Care -- (Continued)
   #STERIS Corp.......................................................  35,952 $  1,083,234
   *Strategic Diagnostics, Inc........................................   5,707        7,590
   #Stryker Corp......................................................  22,835    1,188,105
   *Sucampo Pharmaceuticals, Inc. Class A.............................   7,118       28,757
   *Sun Healthcare Group, Inc.........................................  12,035      100,613
  #*Sunrise Senior Living, Inc........................................  39,332      262,738
   *SurModics, Inc....................................................  11,126      177,348
   *Symmetry Medical, Inc.............................................  21,405      165,889
  #*Synageva BioPharma Corp...........................................   1,608       80,496
  #*Synta Pharmaceuticals Corp........................................   6,639       48,797
   *Targacept, Inc....................................................   8,718       37,662
   *Team Health Holdings, Inc.........................................  15,305      408,644
    Techne Corp.......................................................   4,502      310,998
    Teleflex, Inc.....................................................  25,885    1,649,910
   *Tenet Healthcare Corp............................................. 274,909    1,270,080
  #*Theravance, Inc...................................................   2,330       67,873
    Thermo Fisher Scientific, Inc.....................................  78,621    4,376,831
   *Thoratec Corp.....................................................  22,569      774,342
   *Tornier NV........................................................   1,063       23,195
   *TranS1, Inc.......................................................   4,575       11,438
  #*Transcept Pharmaceuticals, Inc....................................  10,931       66,570
   *Triple-S Management Corp. Class B.................................  11,873      216,326
    U.S. Physical Therapy, Inc........................................   7,349      188,649
  #*United Therapeutics Corp..........................................  18,654    1,021,866
    UnitedHealth Group, Inc........................................... 192,286    9,823,892
   *Universal American Corp...........................................  48,462      434,220
    Universal Health Services, Inc. Class B...........................  53,642    2,096,329
    Utah Medical Products, Inc........................................   1,969       66,670
  #*Varian Medical Systems, Inc.......................................   7,597      414,644
   *Vascular Solutions, Inc...........................................   9,647      128,691
  #*VCA Antech, Inc...................................................  55,758    1,014,796
  #*Vertex Pharmaceuticals, Inc.......................................  13,281      644,261
   *Vical, Inc........................................................  31,264      108,173
  #*ViroPharma, Inc...................................................  47,167    1,023,996
  #*Vivus, Inc........................................................  30,844      648,649
   *Warner Chilcott P.L.C.............................................  10,620      180,540
   *Waters Corp.......................................................   7,000      542,360
   *Watson Pharmaceuticals, Inc.......................................  39,726    3,091,875
   *WellCare Health Plans, Inc........................................  23,299    1,510,241
    WellPoint, Inc....................................................  83,721    4,461,492
    West Pharmaceutical Services, Inc.................................  21,286    1,059,617
   *Wizzard Software Corp.............................................     625        2,188
   *Wright Medical Group, Inc.........................................  25,112      468,088
   *XenoPort, Inc.....................................................  21,928      172,793
    Young Innovations, Inc............................................   4,805      173,412
   *Zalicus, Inc......................................................   1,238        1,312
    Zimmer Holdings, Inc..............................................  55,116    3,247,986
                                                                               ------------
Total Health Care.....................................................          295,711,505
                                                                               ------------
Industrials -- (12.1%)
    3M Co.............................................................  36,437    3,324,148
    A.O. Smith Corp...................................................  24,921    1,231,596
   *A.T. Cross Co. Class A............................................   1,727       16,631
  #*A123 Systems, Inc.................................................   5,122        2,254
    AAON, Inc.........................................................  15,700      286,839
    AAR Corp..........................................................  25,111      356,827
    ABM Industries, Inc...............................................  34,622      643,969
   *Acacia Research Corp..............................................  10,701      302,945
  #*ACCO Brands Corp..................................................  50,569      428,319
   *Accuride Corp.....................................................   5,642       29,282
    Aceto Corp........................................................  16,059      140,998

                                     1059

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
   #Acorn Energy, Inc................................................. 10,877 $   94,412
    Actuant Corp. Class A............................................. 44,055  1,253,805
   #Acuity Brands, Inc................................................ 20,533  1,189,682
   *Adept Technology, Inc.............................................  5,898     23,238
   *Advisory Board Co. (The).......................................... 10,900    490,391
   *AECOM Technology Corp............................................. 73,717  1,194,953
   *Aegion Corp....................................................... 23,797    414,068
   *Aerovironment, Inc................................................ 14,146    330,451
   *AGCO Corp......................................................... 37,457  1,642,115
   *Air Transport Services Group, Inc................................. 39,173    189,206
    Aircastle, Ltd.................................................... 37,400    442,442
    Alamo Group, Inc..................................................  7,335    210,001
   *Alaska Air Group, Inc............................................. 45,468  1,584,560
    Albany International Corp. Class A................................ 17,848    319,479
  #*Allegiant Travel Co............................................... 11,255    799,780
    Alliant Techsystems, Inc.......................................... 20,338    942,056
  o*Allied Defense Group, Inc. (The)..................................  2,821     15,092
    Allied Motion Technologies, Inc...................................  3,866     22,616
    Altra Holdings, Inc............................................... 16,797    277,486
    Amerco, Inc....................................................... 12,151  1,134,903
   *Ameresco, Inc. Class A............................................ 15,423    187,544
   *American Railcar Industries, Inc.................................. 15,398    468,561
   *American Reprographics Co......................................... 27,535    120,328
    American Science & Engineering, Inc...............................  5,689    324,501
  #*American Superconductor Corp......................................  2,207      8,188
   *American Woodmark Corp............................................  8,898    148,330
   #AMETEK, Inc....................................................... 34,744  1,077,064
    Ampco-Pittsburgh Corp.............................................  5,846     91,841
   *AMREP Corp........................................................  3,060     18,590
    Apogee Enterprises, Inc........................................... 18,129    293,509
    Applied Industrial Technologies, Inc.............................. 26,866    998,341
    Argan, Inc........................................................  8,372    132,361
    Arkansas Best Corp................................................ 16,400    224,516
   #Armstrong World Industries, Inc................................... 34,300  1,325,695
  #*Asset Acceptance Capital Corp..................................... 15,921     92,819
    Asta Funding, Inc.................................................  7,725     71,997
   *Astec Industries, Inc............................................. 14,541    424,597
   *Astronics Corp....................................................  5,798    174,404
   *Astronics Corp. Class B...........................................    543     16,019
   *Atlas Air Worldwide Holdings, Inc................................. 16,452    746,263
   #Avery Dennison Corp............................................... 63,827  1,965,233
  #*Avis Budget Group, Inc............................................ 67,340    967,676
    AZZ, Inc.......................................................... 15,912    488,658
   *Babcock & Wilcox Co. (The)........................................  7,426    186,393
    Baltic Trading, Ltd...............................................  1,235      3,927
    Barnes Group, Inc................................................. 35,373    844,000
    Barrett Business Services, Inc....................................  5,822    152,071
   *BE Aerospace, Inc................................................. 44,617  1,750,325
  #*Beacon Roofing Supply, Inc........................................ 30,334    804,154
    Belden, Inc....................................................... 29,533    948,895
   *Blount International, Inc......................................... 18,386    261,449
   *BlueLinx Holdings, Inc............................................ 17,712     38,081
    Boeing Co. (The).................................................. 26,650  1,969,702
    Brady Corp. Class A............................................... 31,830    844,450
   *Breeze-Eastern Corp...............................................  3,679     25,753
    Briggs & Stratton Corp............................................ 31,003    540,692
    Brink's Co. (The)................................................. 28,939    671,385
  #*Builders FirstSource, Inc......................................... 27,781    100,012
    C.H. Robinson Worldwide, Inc......................................  7,700    406,945
   *CAI International, Inc............................................ 12,010    248,367
    Carlisle Cos., Inc................................................ 36,052  1,820,265

                                     1060

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
    Cascade Corp......................................................   7,109 $  334,905
   *Casella Waste Systems, Inc. Class A...............................  16,083     81,219
   #Caterpillar, Inc..................................................  31,000  2,610,510
   *CBIZ, Inc.........................................................  34,751    183,833
    CDI Corp..........................................................  11,241    181,655
   #CECO Environmental Corp...........................................   8,575     68,600
    Celadon Group, Inc................................................  14,110    210,662
  #*Cenveo, Inc.......................................................   8,384     15,846
    Ceradyne, Inc.....................................................  16,200    356,400
   *Champion Industries, Inc..........................................     700        180
  #*Chart Industries, Inc.............................................  17,014  1,103,528
   #Cintas Corp.......................................................  48,881  1,937,154
    CIRCOR International, Inc.........................................  10,976    337,951
   #CLAROC, Inc.......................................................  24,318  1,175,775
  #*Clean Harbors, Inc................................................  20,306  1,229,325
   *CNH Global NV.....................................................  11,154    425,190
    Coleman Cable, Inc................................................   5,021     43,532
  #*Colfax Corp.......................................................  26,231    759,125
   *Columbus McKinnon Corp............................................  12,317    181,183
    Comfort Systems USA, Inc..........................................  23,966    234,627
   *Command Security Corp.............................................     800        872
   *Commercial Vehicle Group, Inc.....................................   6,508     50,177
    CompX International, Inc..........................................     294      3,775
   *Consolidated Graphics, Inc........................................   6,714    159,189
    Con-way, Inc......................................................  34,325  1,222,657
    Cooper Industries P.L.C...........................................  42,484  3,053,750
   *Copart, Inc.......................................................  49,606  1,178,639
    Corporate Executive Board Co. (The)...............................  10,442    481,689
   #Corrections Corp. of America......................................  63,787  1,982,500
    Courier Corp......................................................   7,671     85,302
    Covanta Holding Corp..............................................  87,090  1,496,206
   *Covenant Transportation Group, Inc. Class A.......................   5,187     25,779
  #*CPI Aerostructures, Inc...........................................   4,103     46,569
   *CRA International, Inc............................................   6,409     99,275
    Crane Co..........................................................  29,066  1,133,574
    CSX Corp.......................................................... 226,816  5,203,159
   #Cubic Corp........................................................  16,721    808,795
    Cummins, Inc......................................................  12,936  1,240,562
    Curtiss-Wright Corp...............................................  29,898    896,043
    Danaher Corp......................................................  50,750  2,680,108
    Deere & Co........................................................  11,800    906,476
   *Delta Air Lines, Inc.............................................. 162,660  1,569,669
   #Deluxe Corp.......................................................  26,155    740,710
   *DigitalGlobe, Inc.................................................  25,148    489,632
   *Dolan Co. (The)...................................................  18,125     88,450
  #*Dollar Thrifty Automotive Group, Inc..............................  14,778  1,099,483
    Donaldson Co., Inc................................................  12,200    416,386
    Douglas Dynamics, Inc.............................................  13,617    182,059
    Dover Corp........................................................  45,092  2,456,161
   *Ducommun, Inc.....................................................   6,789     66,940
   #Dun & Bradstreet Corp. (The)......................................  10,860    870,863
   *DXP Enterprises, Inc..............................................   9,019    398,640
   *Dycom Industries, Inc.............................................  21,500    374,530
    Dynamic Materials Corp............................................   7,930    132,510
   *Eagle Bulk Shipping, Inc..........................................     792      2,297
    Eastern Co. (The).................................................   1,960     34,986
   #Eaton Corp........................................................  57,328  2,513,260
  #*Echo Global Logistics, Inc........................................  13,369    241,177
    Ecology & Environment, Inc. Class A...............................     903     10,881
    EMCOR Group, Inc..................................................  43,041  1,133,270
    Emerson Electric Co...............................................  40,260  1,923,220

                                     1061

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CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
   *Encore Capital Group, Inc.........................................    15,391 $   430,948
    Encore Wire Corp..................................................    15,183     416,014
  #*Energy Recovery, Inc..............................................    25,622      57,650
   *EnergySolutions, Inc..............................................     5,009       8,315
  #*EnerNOC, Inc......................................................     8,718      55,272
   *EnerSys...........................................................    30,584   1,044,444
   *Engility Holdings, Inc............................................     7,086     103,448
    Ennis, Inc........................................................    16,380     234,889
   *EnPro Industries, Inc.............................................    13,062     450,247
    Equifax, Inc......................................................    48,308   2,262,747
    ESCO Technologies, Inc............................................    16,291     586,639
    Espey Manufacturing & Electronics Corp............................     1,611      45,978
   *Esterline Technologies Corp.......................................    19,497   1,144,864
    Exelis, Inc.......................................................    93,256     876,606
   #Expeditors International of Washington, Inc.......................    14,733     524,053
   *Exponent, Inc.....................................................     7,570     391,293
   #Fastenal Co.......................................................    19,684     848,774
   *Federal Signal Corp...............................................    38,506     218,329
    FedEx Corp........................................................    62,632   5,655,670
   *Flow International Corp...........................................    29,363      93,962
    Flowserve Corp....................................................    14,240   1,708,515
    Fluor Corp........................................................    37,854   1,876,801
   *Fortune Brands Home & Security, Inc...............................    69,505   1,537,451
    Forward Air Corp..................................................    14,951     500,260
   *Franklin Covey Co.................................................    10,869     113,146
    Franklin Electric Co., Inc........................................    14,798     834,755
    FreightCar America, Inc...........................................     7,900     160,686
   *Frozen Food Express Industries....................................     6,523       9,915
   *FTI Consulting, Inc...............................................    25,965     662,886
   *Fuel Tech, Inc....................................................    14,209      74,384
   *Furmanite Corp....................................................    22,720     101,786
    G & K Services, Inc. Class A......................................    12,443     392,079
   #Gardner Denver, Inc...............................................    23,082   1,315,212
    GATX Corp.........................................................    29,300   1,232,651
   *Genco Shipping & Trading, Ltd.....................................    21,425      46,278
   *Gencor Industries, Inc............................................     1,500      11,445
   *GenCorp, Inc......................................................    27,116     229,130
   *Generac Holdings, Inc.............................................    31,508     719,013
   *General Cable Corp................................................    31,748     829,575
   #General Dynamics Corp.............................................    63,763   4,045,125
    General Electric Co............................................... 2,219,055  46,045,391
  #*Genesee & Wyoming, Inc. Class A...................................    22,254   1,381,083
   *Geo Group, Inc. (The).............................................    38,763     896,201
   *GeoEye, Inc.......................................................    13,401     340,787
   *Gibraltar Industries, Inc.........................................    18,488     176,006
    Global Power Equipment Group, Inc.................................     9,436     193,910
    Gorman-Rupp Co. (The).............................................    13,050     362,268
   *GP Strategies Corp................................................    11,767     201,333
    Graco, Inc........................................................     8,200     376,216
  #*GrafTech International, Ltd.......................................    65,599     685,510
    Graham Corp.......................................................     6,751     115,105
    Granite Construction, Inc.........................................    24,464     633,618
    Great Lakes Dredge & Dock Corp....................................    36,781     262,249
   *Greenbrier Cos., Inc..............................................    16,963     276,497
    Griffon Corp......................................................    38,711     340,270
   *H&E Equipment Services, Inc.......................................    22,012     310,809
    Hardinge, Inc.....................................................     6,210      56,635
   *Harsco Corp.......................................................    46,400     986,000
   *Hawaiian Holdings, Inc............................................    32,942     209,841
    Healthcare Services Group, Inc....................................    22,817     494,673
   #Heartland Express, Inc............................................    45,631     634,271

                                     1062

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #HEICO Corp........................................................  10,897 $  388,914
    HEICO Corp. Class A...............................................  23,382    689,301
    Heidrick & Struggles International, Inc...........................  10,747    143,795
  #*Heritage-Crystal Clean, Inc.......................................   1,500     26,220
    Herman Miller, Inc................................................  16,606    303,890
   *Hertz Global Holdings, Inc........................................ 126,584  1,425,336
   *Hexcel Corp.......................................................  51,228  1,193,100
   *Hill International, Inc...........................................  21,781     84,728
    HNI Corp..........................................................  28,666    761,656
    Honeywell International, Inc......................................  42,942  2,492,783
    Houston Wire & Cable Co...........................................  10,921    125,045
   *Hub Group, Inc. Class A...........................................  23,757    706,771
    Hubbell, Inc. Class A.............................................   1,849    144,906
    Hubbell, Inc. Class B.............................................  24,988  2,056,013
   *Hudson Global, Inc................................................  18,692     85,049
  #*Huntington Ingalls Industries, Inc................................  20,863    813,448
   *Hurco Cos., Inc...................................................   3,580     73,032
   *Huron Consulting Group, Inc.......................................  14,475    487,518
   *ICF International, Inc............................................  12,469    306,363
   #IDEX Corp.........................................................  46,979  1,792,249
   *IHS, Inc..........................................................   7,882    869,148
  #*II-VI, Inc........................................................  39,420    687,485
   #Illinois Tool Works, Inc..........................................  40,408  2,195,771
    Ingersoll-Rand P.L.C..............................................  64,300  2,726,963
  #*InnerWorkings, Inc................................................  29,407    352,590
   *Innotrac Corp.....................................................     558        882
   *Innovative Solutions & Support, Inc...............................  12,137     41,266
    Insperity, Inc....................................................  16,099    422,438
    Insteel Industries, Inc...........................................  11,242    111,970
  #*Integrated Electrical Services, Inc...............................   3,118      8,949
   *Interface, Inc....................................................  34,485    457,271
   *Interline Brands, Inc.............................................  19,971    506,864
    International Shipholding Corp....................................   2,971     54,904
    Intersections, Inc................................................  12,590    179,282
   #Iron Mountain, Inc................................................  36,520  1,176,309
   #ITT Corp..........................................................  30,815    577,473
    J.B. Hunt Transport Services, Inc.................................   9,866    542,827
  #*Jacobs Engineering Group, Inc.....................................  35,863  1,383,236
  #*JetBlue Airways Corp.............................................. 190,156  1,047,760
    John Bean Technologies Corp.......................................  17,411    255,071
   #Joy Global, Inc...................................................   8,039    417,546
   *Kadant, Inc.......................................................   7,309    151,369
    Kaman Corp........................................................  16,654    542,587
   #Kansas City Southern..............................................  45,300  3,297,840
   *KAR Auction Services, Inc.........................................  47,190    755,512
    Kaydon Corp.......................................................  20,582    434,280
    KBR, Inc..........................................................  44,540  1,168,730
    Kelly Services, Inc. Class A......................................  21,507    255,073
    Kennametal, Inc...................................................  49,773  1,836,624
   *Key Technology, Inc...............................................   1,967     17,723
   *Kforce, Inc.......................................................  24,813    287,086
    Kimball International, Inc. Class B...............................  16,444    153,751
  #*Kirby Corp........................................................  28,881  1,524,050
   #Knight Transportation, Inc........................................  51,201    784,911
    Knoll, Inc........................................................  24,466    334,940
   *Korn/Ferry International..........................................  28,331    372,836
   *Kratos Defense & Security Solutions, Inc..........................  18,664    105,452
    KSW, Inc..........................................................     498      1,872
    L.B. Foster Co. Class A...........................................   6,020    178,132
    L.S. Starrett Co. Class A (The)...................................   2,270     26,491
    L-3 Communications Holdings, Inc..................................  42,513  3,013,747

                                     1063

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Industrials -- (Continued)
    Landstar System, Inc..............................................  7,900 $  390,339
    Lawson Products, Inc..............................................  4,795     46,607
   *Layne Christensen Co.............................................. 12,173    256,850
   #Lennox International, Inc.........................................  9,600    419,232
   #Lincoln Electric Holdings, Inc.................................... 40,582  1,618,410
    Lindsay Corp......................................................  7,963    564,577
   *LMI Aerospace, Inc................................................  6,892    124,263
   #Lockheed Martin Corp.............................................. 12,684  1,132,301
    LSI Industries, Inc............................................... 16,278    104,993
   *Lydall, Inc....................................................... 10,270    131,045
   *Magnetek, Inc.....................................................    495      7,836
    Manitowoc Co., Inc. (The)......................................... 84,469  1,013,628
   #Manpower, Inc..................................................... 42,460  1,510,727
    Marten Transport, Ltd............................................. 13,909    249,667
   #Masco Corp........................................................ 55,907    672,561
  #*MasTec, Inc....................................................... 50,775    810,369
   *Matson, Inc....................................................... 26,752    657,029
    McGrath RentCorp.................................................. 15,502    412,508
   *Meritor, Inc...................................................... 43,000    201,240
   *Metalico, Inc..................................................... 27,446     53,245
    Met-Pro Corp...................................................... 11,066    100,147
   *MFRI, Inc.........................................................  2,769     18,843
   *Michael Baker Corp................................................  5,716    144,158
  #*Middleby Corp.....................................................  8,298    812,540
    Miller Industries, Inc............................................  7,049    115,745
   #Mine Safety Appliances Co......................................... 23,000    789,360
   *Mistras Group, Inc................................................ 15,369    345,495
   *Mobile Mini, Inc.................................................. 28,375    406,330
   *Moog, Inc. Class A................................................ 26,385    960,150
   *Moog, Inc. Class B................................................  2,629     95,958
    MSC Industrial Direct Co., Inc. Class A...........................  7,500    515,475
    Mueller Industries, Inc........................................... 24,665  1,051,469
    Mueller Water Products, Inc. Class A.............................. 99,334    351,642
    Multi-Color Corp..................................................  9,652    187,635
   *MYR Group, Inc.................................................... 13,497    220,271
    NACCO Industries, Inc. Class A....................................  4,340    434,651
   #National Presto Industries, Inc...................................  4,391    292,177
   *National Technical Systems, Inc...................................  4,506     30,461
   *Navigant Consulting, Inc.......................................... 32,351    376,242
  #*Navistar International Corp.......................................  9,975    245,385
   *NCI Building Systems, Inc.........................................  1,659     17,851
   *Nielsen Holdings NV...............................................  7,165    204,203
    NL Industries, Inc................................................ 27,535    324,913
   *NN, Inc........................................................... 10,731     96,579
   #Nordson Corp...................................................... 21,100  1,081,586
    Norfolk Southern Corp............................................. 68,570  5,077,608
    Northrop Grumman Corp............................................. 56,649  3,750,164
   *Northwest Pipe Co.................................................  5,517    134,339
  #*Ocean Power Technologies, Inc.....................................  4,294     10,306
   *Old Dominion Freight Line, Inc.................................... 31,643  1,341,663
  #*Omega Flex, Inc...................................................  3,089     30,859
   *On Assignment, Inc................................................ 22,831    355,935
   *Orbital Sciences Corp............................................. 35,472    464,683
   *Orion Energy Systems, Inc......................................... 10,981     24,378
   *Orion Marine Group, Inc...........................................  9,262     66,964
   *Oshkosh Corp...................................................... 60,993  1,373,562
   *Owens Corning, Inc................................................ 78,742  2,115,010
    P.A.M. Transportation Services, Inc...............................  4,434     41,458
    PACCAR, Inc....................................................... 19,500    780,195
   *Pacer International, Inc.......................................... 22,692     95,306
    Pall Corp.........................................................  3,003    160,390

                                     1064

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Industrials -- (Continued)
   #Parker Hannifin Corp..............................................  34,907 $2,803,730
   *Park-Ohio Holdings Corp...........................................   7,526    129,221
   *Patrick Industries, Inc...........................................   3,384     39,390
   *Patriot Transportation Holding, Inc...............................   4,416    102,628
   *Pendrell Corp.....................................................  19,545     21,695
    Pentair, Inc......................................................  63,628  2,788,815
   *PGT, Inc..........................................................  18,784     55,225
   *Pike Electric Corp................................................  20,651    176,979
    Pitney Bowes, Inc.................................................  15,800    211,088
  #*PMFG, Inc.........................................................   7,401     59,208
  #*Polypore International, Inc.......................................  20,500    761,780
  #*Portfolio Recovery Associates, Inc................................  10,850    918,778
   *Powell Industries, Inc............................................   7,323    250,959
   *PowerSecure International, Inc....................................   9,929     45,376
    Precision Castparts Corp..........................................  13,600  2,115,616
    Preformed Line Products Co........................................   3,262    176,572
    Primoris Services Corp............................................  31,268    386,160
    Providence & Worcester Railroad Co................................     361      4,852
   #Quad/Graphics, Inc................................................     962     14,805
   *Quality Distribution, Inc.........................................  12,540    126,654
    Quanex Building Products Corp.....................................  22,811    385,506
   *Quanta Services, Inc..............................................  81,715  1,878,628
   *RailAmerica, Inc..................................................  31,782    871,780
    Raven Industries, Inc.............................................  15,876    519,621
    Raytheon Co.......................................................  51,372  2,850,119
   *RBC Bearings, Inc.................................................  13,943    653,090
   *RCM Technologies, Inc.............................................   6,052     32,923
   *Real Goods Solar, Inc. Class A....................................   2,594      2,724
   #Regal-Beloit Corp.................................................  26,785  1,724,150
   *Republic Airways Holdings, Inc....................................  29,286    133,251
    Republic Services, Inc............................................ 117,619  3,402,718
    Resources Connection, Inc.........................................  27,336    308,623
   *Roadrunner Transportation Systems, Inc............................  16,330    285,285
    Robbins & Myers, Inc..............................................  29,520  1,353,197
   #Robert Half International, Inc....................................  20,204    545,710
    Rockwell Automation, Inc..........................................  21,300  1,434,768
    Rockwell Collins, Inc.............................................  11,058    559,203
    Rollins, Inc......................................................  15,185    358,062
    Roper Industries, Inc.............................................  27,889  2,773,561
   *RPX Corp..........................................................   3,285     41,227
   #RR Donnelley & Sons Co............................................ 113,608  1,376,929
   *Rush Enterprises, Inc. Class A....................................  17,425    281,414
   *Rush Enterprises, Inc. Class B....................................   1,308     17,553
    Ryder System, Inc.................................................  34,100  1,344,904
   *Saia, Inc.........................................................   9,997    225,932
    Sauer-Danfoss, Inc................................................  14,408    521,426
    Schawk, Inc.......................................................  15,296    174,068
   *Seaboard Corp.....................................................     346    761,200
    SeaCube Container Leasing, Ltd....................................   2,893     50,801
    Servotronics, Inc.................................................     212      1,666
   *Shaw Group, Inc. (The)............................................  42,000  1,635,900
    SIFCO Industries, Inc.............................................   1,400     26,950
    Simpson Manufacturing Co., Inc....................................  31,099    753,840
    SkyWest, Inc......................................................  35,300    247,100
   *SL Industries, Inc................................................   4,400     60,500
    Snap-on, Inc......................................................  35,034  2,374,605
    Southwest Airlines Co............................................. 327,864  3,013,070
   *Sparton Corp......................................................   5,343     52,308
  #*Spirit Aerosystems Holdings, Inc. Class A.........................  75,902  1,783,697
   *Spirit Airlines, Inc..............................................     207      4,453
    SPX Corp..........................................................  32,740  1,987,973

                                     1065

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
  #*Standard Parking Corp.............................................   6,465 $   137,123
    Standard Register Co. (The).......................................  12,177       9,863
    Standex International Corp........................................   7,913     338,518
    Stanley Black & Decker, Inc.......................................  50,899   3,404,634
    Steelcase, Inc. Class A...........................................  54,172     464,254
  #*Stericycle, Inc...................................................   7,200     668,520
   *Sterling Construction Co., Inc....................................   9,023      89,598
    Sun Hydraulics Corp...............................................  13,632     307,811
  #*Swift Transportation Co...........................................  45,134     374,612
   *SYKES Enterprises, Inc............................................  27,378     404,921
    Sypris Solutions, Inc.............................................   8,523      52,928
   #TAL International Group, Inc......................................  21,400     730,810
   *Taser International, Inc..........................................  35,700     193,137
   *Team, Inc.........................................................  12,600     392,364
   *Tecumseh Products Co. Class A.....................................   7,742      41,962
   *Tecumseh Products Co. Class B.....................................     732       4,096
   *Teledyne Technologies, Inc........................................  19,756   1,230,799
    Tennant Co........................................................   9,900     412,533
   *Terex Corp........................................................  69,509   1,355,426
   *Tetra Tech, Inc...................................................  40,203   1,033,619
   #Textainer Group Holdings, Ltd.....................................  26,805   1,008,404
   #Textron, Inc......................................................  72,338   1,884,405
  #*Thermon Group Holdings, Inc.......................................   1,574      33,810
    Timken Co.........................................................  56,700   2,052,540
   #Titan International, Inc..........................................  27,041     558,937
   *Titan Machinery, Inc..............................................  13,196     375,294
  #*TMS International Corp. Class A...................................     713       6,973
    Toro Co. (The)....................................................  20,800     782,080
    Towers Watson & Co................................................  13,522     792,795
   *TransDigm Group, Inc..............................................  12,184   1,503,018
   *TRC Cos., Inc.....................................................  14,409      94,667
   *Trex Co., Inc.....................................................  10,483     267,107
   *Trimas Corp.......................................................  20,301     441,344
    Trinity Industries, Inc...........................................  51,289   1,436,092
    Triumph Group, Inc................................................  31,465   1,967,506
   *TrueBlue, Inc.....................................................  26,268     399,799
   *Tufco Technologies, Inc...........................................     400       1,532
   *Tutor Perini Corp.................................................  25,682     291,748
    Twin Disc, Inc....................................................   8,316     162,827
    Tyco International, Ltd...........................................  95,776   5,261,933
   *Ultralife Corp....................................................   9,810      38,357
    UniFirst Corp.....................................................   9,300     582,366
    Union Pacific Corp................................................ 100,407  12,310,902
  #*United Continental Holdings, Inc..................................  86,896   1,641,465
   #United Parcel Service, Inc. Class B...............................  21,474   1,623,649
  #*United Rentals, Inc...............................................  42,569   1,230,670
   #United Stationers, Inc............................................  26,822     676,183
    United Technologies Corp..........................................  47,620   3,544,833
    Universal Forest Products, Inc....................................  12,053     384,852
    Universal Truckload Services, Inc.................................   8,839     131,613
    URS Corp..........................................................  50,452   1,769,352
  #*US Airways Group, Inc.............................................  56,940     652,532
    US Ecology, Inc...................................................  12,435     242,482
    US Home Systems, Inc..............................................   4,981      45,377
   *USA Truck, Inc....................................................   6,887      28,857
  #*USG Corp..........................................................  45,809     743,938
    UTi Worldwide, Inc................................................  65,425     866,881
   #Valmont Industries, Inc...........................................  13,647   1,690,590
   *Verisk Analytics, Inc. Class A....................................   7,138     358,684
   *Versar, Inc.......................................................   3,144       9,526
    Viad Corp.........................................................  12,354     214,095

                                     1066

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CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Vicor Corp........................................................  14,937 $    100,227
   *Virco Manufacturing Corp..........................................   2,861        4,320
   *Volt Information Sciences, Inc....................................   9,601       65,287
    VSE Corp..........................................................   2,520       57,859
    W.W. Grainger, Inc................................................   5,290    1,083,551
  #*WABCO Holdings, Inc...............................................  16,152      887,068
    Wabtec Corp.......................................................  22,316    1,766,981
    Waste Connections, Inc............................................  64,237    1,976,572
   #Waste Management, Inc.............................................  69,836    2,402,358
   #Watsco, Inc.......................................................  13,511      917,937
    Watsco, Inc. Class B..............................................   1,750      118,125
   #Watts Water Technologies, Inc. Class A............................  18,749      630,716
    Werner Enterprises, Inc...........................................  46,284    1,068,235
  #*WESCO International, Inc..........................................  27,586    1,536,816
   *Willdan Group, Inc................................................   3,100        4,418
   *Willis Lease Finance Corp.........................................   4,572       57,333
    Woodward, Inc.....................................................  29,414      987,428
  #*XPO Logistics, Inc................................................   5,487       69,795
   #Xylem, Inc........................................................  41,301      990,398
                                                                               ------------
Total Industrials.....................................................          378,381,347
                                                                               ------------
Information Technology -- (11.9%)
  #*3D Systems Corp...................................................  23,478      892,164
   *Accelrys, Inc.....................................................  36,046      292,694
    Accenture P.L.C. Class A..........................................  18,101    1,091,490
  #*ACI Worldwide, Inc................................................  16,153      710,894
   *Active Network, Inc. (The)........................................   2,655       37,674
    Activision Blizzard, Inc.......................................... 152,687    1,836,825
   *Actuate Corp......................................................  32,492      209,898
   *Acxiom Corp.......................................................  50,097      840,127
   *ADDvantage Technologies Group, Inc................................   2,391        4,782
   *Adobe Systems, Inc................................................  40,712    1,257,187
   #ADTRAN, Inc.......................................................  26,292      567,381
   *Advanced Energy Industries, Inc...................................  25,315      311,881
   *Advanced Micro Devices, Inc....................................... 123,671      502,104
  #*Advent Software, Inc..............................................  19,972      454,563
   *Aetrium, Inc......................................................   1,711        1,266
   *Agilysys, Inc.....................................................  13,184      114,569
   *Akamai Technologies, Inc..........................................  38,258    1,345,916
  #*Alliance Data Systems Corp........................................   4,550      591,500
   *Alpha & Omega Semiconductor, Ltd..................................   8,664       66,799
    Altera Corp.......................................................  22,000      779,900
   *Amdocs, Ltd.......................................................  55,413    1,648,537
    American Software, Inc. Class A...................................  13,044      105,135
  #*Amkor Technology, Inc............................................. 111,769      595,729
   #Amphenol Corp. Class A............................................   9,871      581,204
   *Amtech Systems, Inc...............................................   4,351       18,492
   *ANADIGICS, Inc....................................................  31,865       40,469
    Analog Devices, Inc...............................................  35,359    1,381,830
   *Anaren, Inc.......................................................   9,273      186,109
  #*Ancestry.com, Inc.................................................  20,823      696,946
    Anixter International, Inc........................................  20,016    1,139,111
   *ANSYS, Inc........................................................  17,453    1,046,482
  #*AOL, Inc..........................................................  60,516    1,928,040
   *Apple, Inc........................................................  42,017   25,662,303
   *Applied Materials, Inc............................................ 194,583    2,119,009
   *Applied Micro Circuits Corp.......................................  38,891      222,457
   *Ariba, Inc........................................................  42,870    1,904,714
   *Arris Group, Inc..................................................  79,642    1,010,657
   *Arrow Electronics, Inc............................................  66,427    2,241,911
  #*Aruba Networks, Inc...............................................  22,400      317,632

                                     1067

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
  #*AsiaInfo-Linkage, Inc.............................................  26,360 $  269,926
   *Aspen Technology, Inc.............................................  10,722    250,680
    Astro-Med, Inc....................................................   2,946     24,054
  #*Atmel Corp........................................................  77,000    451,220
   *ATMI, Inc.........................................................  20,291    385,123
  #*AuthenTec, Inc....................................................  24,192    203,213
   *Autodesk, Inc.....................................................  17,600    596,992
   #Automatic Data Processing, Inc....................................  26,355  1,490,375
    Avago Technologies, Ltd...........................................  11,700    432,900
   *Aviat Networks, Inc...............................................  25,165     56,873
   *Avid Technology, Inc..............................................  24,420    224,908
   *Avnet, Inc........................................................  60,375  1,901,813
    AVX Corp.......................................................... 104,796  1,020,713
    Aware, Inc........................................................   4,426     27,397
   *AXT, Inc..........................................................  19,905     69,468
    Badger Meter, Inc.................................................   9,646    326,903
    Bel Fuse, Inc. Class A............................................   1,600     28,528
    Bel Fuse, Inc. Class B............................................   5,833    105,169
   *Benchmark Electronics, Inc........................................  43,000    677,680
    Black Box Corp....................................................  13,000    346,320
    Blackbaud, Inc....................................................  11,000    296,780
   *Blucora, Inc......................................................  25,486    388,662
   *BMC Software, Inc.................................................  14,285    565,686
   #Booz Allen Hamilton Holding Corp..................................  11,983    208,864
   *Bottomline Technologies, Inc......................................  17,275    328,052
   *Brightpoint, Inc..................................................  43,276    388,186
  #*Broadcom Corp. Class A............................................  27,900    945,252
    Broadridge Financial Solutions, Inc...............................  31,237    661,287
   *BroadVision, Inc..................................................   2,757     23,269
   *Brocade Communications Systems, Inc............................... 283,762  1,410,297
    Brooks Automation, Inc............................................  42,123    390,059
   *BSQUARE Corp......................................................   5,039     15,520
   *BTU International, Inc............................................   3,282      7,844
   #CA, Inc........................................................... 146,061  3,515,688
    Cabot Microelectronics Corp.......................................  14,492    426,065
  #*CACI International, Inc. Class A..................................  17,967  1,014,237
  #*Cadence Design Systems, Inc.......................................  83,795  1,023,975
   *CalAmp Corp.......................................................   8,625     64,946
   *Calix, Inc........................................................  19,990     92,154
  #*Callidus Software, Inc............................................  13,723     63,538
  #*Cardtronics, Inc..................................................  10,510    325,915
   *Cascade Microtech, Inc............................................   3,846     17,230
    Cass Information Systems, Inc.....................................   6,422    244,036
   *CEVA, Inc.........................................................  11,625    180,653
   *Checkpoint Systems, Inc...........................................  22,146    170,303
   *Chyron International Corp.........................................   1,964      2,003
   *CIBER, Inc........................................................  43,724    163,965
  #*Cirrus Logic, Inc.................................................  37,222  1,368,653
    Cisco Systems, Inc................................................ 289,961  4,624,878
   *Citrix Systems, Inc...............................................  11,700    850,356
   *Clearfield, Inc...................................................   7,734     37,510
    Cognex Corp.......................................................  26,800    905,840
   *Cognizant Technology Solutions Corp. Class A......................  11,248    638,549
   *Coherent, Inc.....................................................  15,397    751,836
    Cohu, Inc.........................................................  14,285    122,851
    Communications Systems, Inc.......................................   6,432     73,775
  #*CommVault Systems, Inc............................................  10,838    525,860
   #Computer Sciences Corp............................................  69,424  1,709,219
   *Computer Task Group, Inc..........................................  10,689    159,373
   *Compuware Corp.................................................... 136,563  1,257,745
   *comScore, Inc.....................................................  13,066    201,216

                                     1068

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
    Comtech Telecommunications Corp...................................  11,997 $  327,758
   *Concur Technologies, Inc..........................................  11,129    751,653
   *Concurrent Computer Corp..........................................   3,068     12,947
   *Constant Contact, Inc.............................................   2,815     47,208
    Convergys Corp....................................................  74,122  1,092,558
   *CoreLogic, Inc....................................................  68,056  1,565,288
    Corning, Inc...................................................... 323,551  3,691,717
   *CoStar Group, Inc.................................................  16,429  1,355,885
   *Cray, Inc.........................................................  23,395    290,800
  #*Cree, Inc.........................................................  73,335  1,756,373
    Crexendo, Inc.....................................................   4,869     17,528
   *CSG Systems International, Inc....................................  21,796    384,263
    CTS Corp..........................................................  13,093    116,528
   *CyberOptics Corp..................................................   1,680     13,894
  #*Cymer, Inc........................................................  20,500  1,172,805
   *Cypress Semiconductor Corp........................................  54,500    582,605
    Daktronics, Inc...................................................  26,568    205,371
   *Datalink Corp.....................................................  10,856     85,437
   *Dataram Corp......................................................   1,399        867
  #*DealerTrack Holdings, Inc.........................................  26,609    776,185
   *Dell, Inc.........................................................  90,338  1,073,215
   *Deltek, Inc.......................................................  14,273    185,834
  #*Demand Media, Inc.................................................   5,406     60,115
   *Dice Holdings, Inc................................................  40,721    307,036
    Diebold, Inc......................................................  38,527  1,246,348
   *Digi International, Inc...........................................  15,800    144,570
    Digimarc Corp.....................................................   3,874     94,099
   *Digital River, Inc................................................  22,175    394,493
  #*Diodes, Inc.......................................................  31,022    587,557
  #*Dolby Laboratories, Inc. Class A..................................   8,765    308,966
   *Dot Hill Systems Corp.............................................   5,755      5,870
   *DSP Group, Inc....................................................  13,000     75,140
    DST Systems, Inc..................................................  24,492  1,320,119
   *DTS, Inc..........................................................  11,632    216,696
   *Dynamics Research Corp............................................   5,324     30,613
    EarthLink, Inc....................................................  66,975    458,779
   *eBay, Inc......................................................... 111,862  4,955,487
   #Ebix, Inc.........................................................  22,273    483,101
   *Echelon Corp......................................................  18,350     59,087
   *EchoStar Corp. Class A............................................  24,814    714,643
   *Edgewater Technology, Inc.........................................   4,354     16,328
    Electro Rent Corp.................................................  14,817    248,333
    Electro Scientific Industries, Inc................................  17,520    217,423
   *Electronic Arts, Inc..............................................  55,919    616,227
   *Electronics for Imaging, Inc......................................  30,803    450,340
   *Ellie Mae, Inc....................................................   1,212     24,846
   *eMagin Corp.......................................................   6,351     18,418
   *EMC Corp.......................................................... 184,279  4,829,953
  #*EMCORE Corp.......................................................   6,469     32,216
   *Emulex Corp.......................................................  54,827    354,731
   *Entegris, Inc.....................................................  87,308    702,829
   *Entropic Communications, Inc......................................  53,789    322,734
   *Envestnet, Inc....................................................   5,898     72,015
    EPIQ Systems, Inc.................................................  20,809    234,934
   *ePlus, Inc........................................................   4,906    166,706
  #*Equinix, Inc......................................................  13,520  2,408,994
   *Euronet Worldwide, Inc............................................  32,149    587,684
   *Exar Corp.........................................................  29,148    215,695
   *ExlService Holdings, Inc..........................................  20,255    499,286
   *Extreme Networks..................................................  59,549    190,557
  #*F5 Networks, Inc..................................................   6,360    593,897

                                     1069

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CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Information Technology -- (Continued)
  #*Fabrinet..........................................................   1,988 $    26,401
   #FactSet Research Systems, Inc.....................................   4,600     427,616
    Fair Isaac Corp...................................................  25,297   1,095,107
   *Fairchild Semiconductor International, Inc........................  80,668   1,118,058
   *FalconStor Software, Inc..........................................  19,668      39,729
   *FARO Technologies, Inc............................................   8,630     371,349
   *FEI Co............................................................  24,374   1,162,884
    Fidelity National Information Services, Inc....................... 123,557   3,884,632
  #*Finisar Corp......................................................  54,432     676,590
  #*First Solar, Inc..................................................   9,100     141,414
   *Fiserv, Inc.......................................................  42,000   2,945,460
  #*FleetCor Technologies, Inc........................................   1,400      51,688
    FLIR Systems, Inc.................................................  24,134     493,540
   *FormFactor, Inc...................................................  29,649     181,452
    Forrester Research, Inc...........................................  14,089     402,100
  #*Fortinet, Inc.....................................................  14,650     351,746
   *Frequency Electronics, Inc........................................   4,145      37,015
   *FSI International, Inc............................................  24,032      86,996
  #*Gartner Group, Inc................................................  13,847     614,668
   *Genpact, Ltd......................................................  78,282   1,363,672
   *Global Cash Access Holdings, Inc..................................  41,615     268,833
    Global Payments, Inc..............................................  22,598     967,646
   *Globalscape, Inc..................................................   3,392       7,632
   *Globecomm Systems, Inc............................................  14,549     148,109
   *Google, Inc. Class A..............................................  11,628   7,360,175
   *GSE Systems, Inc..................................................   8,763      20,593
   *GSI Group, Inc....................................................  20,353     209,636
   *GSI Technology, Inc...............................................  14,898      71,361
  #*GT Advanced Technologies, Inc.....................................  61,099     312,827
   *Guidance Software, Inc............................................   6,777      66,821
   *Hackett Group, Inc. (The).........................................  24,777     116,700
   *Harmonic, Inc.....................................................  69,046     292,755
    Harris Corp.......................................................  36,304   1,512,062
   *Hauppauge Digital, Inc............................................     256         305
   #Heartland Payment Systems, Inc....................................  18,506     586,640
    Hewlett-Packard Co................................................ 197,567   3,603,622
  #*Hittite Microwave Corp............................................  14,757     747,737
   *Hutchinson Technology, Inc........................................   5,956       8,279
   *I.D. Systems, Inc.................................................   6,949      29,881
    IAC/InterActiveCorp...............................................  77,073   4,054,811
   *Identive Group, Inc...............................................  18,368      16,439
   *IEC Electronics Corp..............................................   4,588      28,859
   *iGATE Corp........................................................  22,146     352,121
   *Imation Corp......................................................  21,836     121,627
   *Immersion Corp....................................................  13,537      75,672
  #*Infinera Corp.....................................................  66,773     368,587
   *Informatica Corp..................................................  17,096     504,503
   *Ingram Micro, Inc. Class A........................................  98,259   1,472,902
   *Innodata, Inc.....................................................  15,241      58,525
  #*Inphi Corp........................................................   1,734      19,074
   *Insight Enterprises, Inc..........................................  34,850     584,086
   *Integrated Device Technology, Inc.................................  90,784     457,551
   *Integrated Silicon Solution, Inc..................................  17,135     166,724
    Intel Corp........................................................ 517,438  13,298,157
   *Intellicheck Mobilisa, Inc........................................   2,872       4,308
   *Interactive Intelligence Group, Inc...............................   8,480     221,158
    InterDigital, Inc.................................................   7,992     218,182
   *Intermec, Inc.....................................................  32,817     197,558
   *Internap Network Services Corp....................................  33,369     214,896
   #International Business Machines Corp..............................  45,323   8,882,402
  #*International Rectifier Corp......................................  42,000     715,680

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Interphase Corp...................................................   2,400 $    8,400
    Intersil Corp. Class A............................................  81,078    746,728
   *Intevac, Inc......................................................  13,419     78,770
   *IntriCon Corp.....................................................   3,283     19,337
    Intuit, Inc.......................................................  18,374  1,066,059
  #*IPG Photonics Corp................................................  19,699  1,020,999
   *Iteris, Inc.......................................................   4,400      6,688
  #*Itron, Inc........................................................  24,388    950,400
   *Ixia..............................................................  43,412    672,886
   *IXYS Corp.........................................................  20,163    203,646
   #j2 Global, Inc....................................................  30,291    906,610
    Jabil Circuit, Inc................................................ 122,365  2,655,320
    Jack Henry & Associates, Inc......................................  34,105  1,184,467
  #*JDA Software Group, Inc...........................................  27,136    802,683
  #*JDS Uniphase Corp.................................................  98,561    969,840
  #*Juniper Networks, Inc.............................................  51,068    895,222
   *Kemet Corp........................................................  26,487    127,932
   *Kenexa Corp.......................................................  16,032    381,722
   *Key Tronic Corp...................................................   5,745     42,628
    Keynote Systems, Inc..............................................  10,799    148,486
  #*KIT Digital, Inc..................................................  26,116     83,571
   #KLA-Tencor Corp...................................................  47,962  2,441,745
   *Kopin Corp........................................................  43,212    156,860
   *Kulicke & Soffa Industries, Inc...................................  47,100    521,397
   *KVH Industries, Inc...............................................   8,813    115,010
  #*Lam Research Corp.................................................  98,908  3,403,424
   *Lattice Semiconductor Corp........................................  73,848    273,976
   *LeCroy Corp.......................................................   9,309    133,026
   #Lender Processing Services, Inc...................................   6,933    171,037
   #Lexmark International, Inc. Class A...............................  45,570    797,019
   *LGL Group, Inc. (The).............................................   1,209      6,879
   *Limelight Networks, Inc...........................................  61,115    169,900
    Linear Technology Corp............................................  19,131    616,975
   *Lionbridge Technologies, Inc......................................  15,836     48,775
  #*Liquidity Services, Inc...........................................  15,290    699,059
   #Littlefuse, Inc...................................................  14,668    786,792
   *LogMeIn, Inc......................................................   1,081     20,485
   *LoJack Corp.......................................................  18,650     58,374
   *LookSmart, Ltd....................................................   1,200      1,080
    Loral Space & Communications, Inc.................................  10,469    753,245
   *LSI Corp.......................................................... 124,011    855,676
   *LTX-Credence Corp.................................................  30,199    176,966
   *Magnachip Semiconductor Corp......................................   9,491     96,618
   *Manhattan Associates, Inc.........................................  11,370    530,865
    ManTech International Corp. Class A...............................  14,111    309,454
    Marchex, Inc. Class B.............................................  15,161     52,609
   *Market Leader, Inc................................................   9,765     52,145
    Marvell Technology Group, Ltd..................................... 151,791  1,709,167
   #MasterCard, Inc. Class A..........................................   3,826  1,670,317
   *Mattersight Corp..................................................   2,980     23,155
   *Mattson Technology, Inc...........................................  34,013     29,931
    Maxim Integrated Products, Inc....................................  58,823  1,601,750
    MAXIMUS, Inc......................................................  22,400  1,131,200
   *MaxLinear, Inc. Class A...........................................   2,444     11,536
   *Measurement Specialties, Inc......................................   9,495    282,761
   *MEMC Electronic Materials, Inc.................................... 119,600    229,632
   *MEMSIC, Inc.......................................................   9,592     20,143
   *Mentor Graphics Corp..............................................  69,969  1,069,126
   *Mercury Computer Systems, Inc.....................................  18,111    211,355
   #Mesa Laboratories, Inc............................................   2,139     99,036
    Methode Electronics, Inc..........................................  22,274    196,011

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
    Micrel, Inc.......................................................  38,580 $  360,337
   #Microchip Technology, Inc.........................................  25,117    838,405
   *Micron Technology, Inc............................................ 410,938  2,551,925
   *MICROS Systems, Inc...............................................  15,300    730,422
  #*Microsemi Corp....................................................  56,259  1,089,174
    Microsoft Corp.................................................... 301,370  8,881,374
   *Mindspeed Technologies, Inc.......................................  18,760     44,274
   *MIPS Technologies, Inc............................................  33,937    208,713
    MKS Instruments, Inc..............................................  33,571    886,274
    MOCON, Inc........................................................   2,895     45,133
   *ModusLink Global Solutions, Inc...................................  22,105     75,599
   #Molex, Inc........................................................  32,459    815,370
    Molex, Inc. Class A...............................................  40,702    841,717
   *MoneyGram International, Inc......................................   6,007     93,469
   *Monolithic Power Systems, Inc.....................................  21,580    418,220
   *Monotype Imaging Holdings, Inc....................................  22,636    332,296
  #*Monster Worldwide, Inc............................................  72,087    522,631
   *MoSys, Inc........................................................  18,993     61,347
    Motorola Solutions, Inc...........................................  39,832  1,925,479
   *Move, Inc.........................................................  24,627    226,815
    MTS Systems Corp..................................................  10,207    443,698
   *Multi-Fineline Electronix, Inc....................................  15,161    396,763
   *Nanometrics, Inc..................................................  14,757    224,159
   *NAPCO Security Technologies, Inc..................................   1,344      4,019
    National Instruments Corp.........................................  25,938    670,238
  #*NCI, Inc. Class A.................................................   4,234     25,108
   *NCR Corp..........................................................  56,822  1,325,089
  #*NetApp, Inc.......................................................  13,500    441,045
  #*NETGEAR, Inc......................................................  24,035    832,332
   *NetList, Inc......................................................   4,820      8,339
   *NetScout Systems, Inc.............................................  28,171    658,075
  #*NetSuite, Inc.....................................................   9,300    514,662
   *Network Engines, Inc..............................................     336        477
   *Network Equipment Technologies, Inc...............................  15,250     20,130
   *NeuStar, Inc. Class A.............................................  20,843    738,051
   *Newport Corp......................................................  25,033    281,621
    NIC, Inc..........................................................  13,273    178,655
   *Novatel Wireless, Inc.............................................  14,050     33,158
  #*Nuance Communications, Inc........................................  89,292  1,817,092
  #*NumereX Corp. Class A.............................................   7,077     67,302
  #*NVIDIA Corp....................................................... 162,195  2,196,120
  #*Oclaro, Inc.......................................................  28,231     79,046
   *Official Payments Holdings, Inc...................................   7,785     30,906
   *OmniVision Technologies, Inc......................................  33,464    469,165
  #*ON Semiconductor Corp............................................. 176,664  1,226,048
   *Online Resources Corp.............................................  15,879     37,633
   *Onvia, Inc........................................................     521      1,954
   *Oplink Communications, Inc........................................  12,100    160,446
    OPNET Technologies, Inc...........................................  11,289    298,481
    Optical Cable Corp................................................   2,419      8,854
    Oracle Corp....................................................... 213,729  6,454,616
   *OSI Systems, Inc..................................................  12,614    814,108
   *PAR Technology Corp...............................................   7,254     37,213
   *Parametric Technology Corp........................................  59,372  1,278,873
    Park Electrochemical Corp.........................................  12,362    333,898
    Paychex, Inc......................................................  15,800    516,502
    PC Connection, Inc................................................  15,200    180,728
   *PC Mall, Inc......................................................   5,632     32,215
    PC-Tel, Inc.......................................................  10,151     62,530
   *PDF Solutions, Inc................................................  16,779    156,212
   *Perceptron, Inc...................................................   4,431     23,750

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
                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Perficient, Inc...................................................  19,759 $  262,597
   *Performance Technologies, Inc.....................................   2,917      5,601
   *Pericom Semiconductor Corp........................................  14,990    120,520
   *Pervasive Software, Inc...........................................   6,955     47,016
  #*Photronics, Inc...................................................  38,182    223,365
   *Pixelworks, Inc...................................................   6,752     19,918
   *Planar Systems, Inc...............................................   8,928     12,588
   #Plantronics, Inc..................................................  28,300    928,806
   *Plexus Corp.......................................................  22,170    636,722
   *PLX Technology, Inc...............................................  23,024    130,316
   *PMC-Sierra, Inc................................................... 147,066    782,391
  #*Polycom, Inc......................................................  87,200    762,128
    Power Integrations, Inc...........................................  17,619    620,894
   *Power-One, Inc....................................................  60,057    300,285
   *Presstek, Inc.....................................................   6,400      2,406
   *PRGX Global, Inc..................................................  15,086    114,654
  #*Progress Software Corp............................................  40,155    780,613
   *PROS Holdings, Inc................................................   9,767    136,152
    Pulse Electronics Corp............................................  10,709     19,383
    QAD, Inc. Class A.................................................   5,561     77,576
    QAD, Inc. Class B.................................................   1,920     25,632
  #*QLogic Corp.......................................................  62,552    721,850
    QUALCOMM, Inc.....................................................  86,763  5,178,016
   *Qualstar Corp.....................................................     500        935
   *Quest Software, Inc...............................................  52,654  1,471,153
  #*QuickLogic Corp...................................................   6,938     16,582
  #*QuinStreet, Inc...................................................   7,055     63,989
  #*Rackspace Hosting, Inc............................................   6,202    272,144
   *Radisys Corp......................................................  17,046     58,127
   *Rambus, Inc.......................................................   4,000     16,800
   *Ramtron International Corp........................................  14,131     38,578
  #*RealD, Inc........................................................  15,028    145,772
    RealNetworks, Inc.................................................  21,122    163,907
  #*Red Hat, Inc......................................................  14,800    794,168
   *Reis, Inc.........................................................   6,463     67,215
   *Relm Wireless Corp................................................     766      1,241
  #*Remark Media, Inc.................................................     418        886
   *Responsys, Inc....................................................   2,275     25,366
    RF Industries, Ltd................................................   2,583     10,590
   *RF Micro Devices, Inc............................................. 172,987    671,190
    Richardson Electronics, Ltd.......................................   8,608    105,448
    Rimage Corp.......................................................   5,808     40,366
   *Riverbed Technology, Inc..........................................  27,400    483,336
   *Rofin-Sinar Technologies, Inc.....................................  17,432    316,042
   *Rogers Corp.......................................................  10,203    365,778
  #*Rosetta Stone, Inc................................................  13,124    171,006
  #*Rovi Corp.........................................................  16,801    224,797
  #*Rubicon Technology, Inc...........................................  13,459    135,263
   *Rudolph Technologies, Inc.........................................  20,404    204,040
   *Saba Software, Inc................................................  14,282    119,112
    SAIC, Inc......................................................... 103,490  1,197,379
  #*Salesforce.com, Inc...............................................   8,055  1,001,720
  #*Sandisk Corp......................................................  60,494  2,488,118
   *Sanmina-SCI Corp..................................................  43,284    369,645
   #Sapient Corp......................................................  63,672    634,173
   *ScanSource, Inc...................................................  17,433    503,291
   *Scientific Learning Corp..........................................   3,010      3,191
   *SeaChange International, Inc......................................  20,065    151,892
  #*Seagate Technology................................................  83,969  2,520,749
  #*Semtech Corp......................................................  41,560    992,868
   *ShoreTel, Inc.....................................................  27,646    129,383

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Sigma Designs, Inc................................................  19,710 $  134,028
  #*Silicon Graphics International Corp...............................  16,400    109,060
   *Silicon Image, Inc................................................  48,702    190,912
  #*Silicon Laboratories, Inc.........................................  25,444    940,156
   *Skyworks Solutions, Inc...........................................  28,796    833,068
   *SMTC Corp.........................................................   8,734     26,988
   *SolarWinds, Inc...................................................   9,134    487,664
   #Solera Holdings, Inc..............................................   5,888    229,926
   *Sonus Networks, Inc............................................... 170,873    283,649
   *Soundbite Communications, Inc.....................................     700      1,582
  #*Sourcefire, Inc...................................................  12,100    617,705
   *Spansion, Inc. Class A............................................  35,807    367,022
  #*Spark Networks, Inc...............................................   7,042     40,773
   *Spire Corp........................................................     400        240
  #*SS&C Technologies Holdings, Inc...................................  39,282    954,553
   *Stamps.com, Inc...................................................   7,790    164,758
   *Standard Microsystems Corp........................................  14,144    522,055
   *StarTek, Inc......................................................   6,300     18,963
   *STEC, Inc.........................................................  29,160    235,321
   *Steel Excel, Inc..................................................   7,165    196,321
  #*Stratasys, Inc....................................................  10,200    625,056
  #*SunPower Corp.....................................................   9,618     37,703
   *Super Micro Computer, Inc.........................................  25,875    321,109
   *Supertex, Inc.....................................................   7,474    126,983
   *Support.com, Inc..................................................  29,735     84,745
   *Sycamore Networks, Inc............................................  18,173    258,965
   *Symantec Corp.....................................................  87,155  1,372,691
   *Symmetricom, Inc..................................................  26,947    161,413
  #*Synaptics, Inc....................................................  21,464    566,220
   *SYNNEX Corp.......................................................  23,765    803,970
   *Synopsys, Inc.....................................................  69,149  2,094,523
    Syntel, Inc.......................................................   6,037    350,931
   *Take-Two Interactive Software, Inc................................  56,418    495,350
    TE Connectivity, Ltd..............................................  63,037  2,080,851
  #*Tech Data Corp....................................................  28,563  1,431,006
   *TechTarget, Inc...................................................  20,950     86,104
   *TeleCommunication Systems, Inc. Class A...........................  29,715     39,521
   *TeleNav, Inc......................................................  14,920     86,088
   *TeleTech Holdings, Inc............................................  34,443    566,932
    Tellabs, Inc...................................................... 230,713    759,046
    Telular Corp......................................................   9,899     93,348
   *Teradata Corp.....................................................  22,000  1,487,640
  #*Teradyne, Inc..................................................... 118,393  1,741,561
    Tessco Technologies, Inc..........................................   4,950     92,812
    Tessera Technologies, Inc.........................................  32,926    475,781
    Texas Instruments, Inc............................................  62,589  1,704,924
    TheStreet, Inc....................................................   9,556     13,856
  #*THQ, Inc..........................................................     362      1,864
   *TIBCO Software, Inc...............................................  77,066  2,164,784
   *TiVo, Inc.........................................................  61,106    531,011
   *TNS, Inc..........................................................  14,710    249,040
    Total System Services, Inc........................................  90,420  2,138,433
   *Transact Technologies, Inc........................................   5,300     40,969
  #*Trimble Navigation, Ltd...........................................  26,046  1,152,796
   *TriQuint Semiconductor, Inc.......................................  98,626    556,251
   *TTM Technologies, Inc.............................................  45,854    501,643
   *Tyler Technologies, Inc...........................................  18,173    709,110
   *Ultimate Software Group, Inc......................................   3,200    286,304
   *Ultra Clean Holdings..............................................  12,423     75,035
   *Ultratech, Inc....................................................  16,123    512,873
  #*Unisys Corp.......................................................  17,968    349,118

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CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
    United Online, Inc................................................  56,502 $    239,568
   *Unwired Planet, Inc...............................................  22,822       44,731
   *UTStarcom Holdings Corp...........................................  10,507       11,242
  #*ValueClick, Inc...................................................  52,277      821,272
  #*Veeco Instruments, Inc............................................  25,086      895,821
  #*VeriFone Systems, Inc.............................................  24,474      888,161
   *Verint Systems, Inc...............................................     444       12,392
  #*VeriSign, Inc.....................................................  14,100      626,322
  #*ViaSat, Inc.......................................................  24,366      933,218
   *Viasystems Group, Inc.............................................   6,642      102,287
   *Vicon Industries, Inc.............................................     916        2,840
   *Video Display Corp................................................   3,247       12,826
   *Virtusa Corp......................................................  21,489      325,558
    Visa, Inc.........................................................  97,604   12,597,748
  #*Vishay Intertechnology, Inc....................................... 131,644    1,299,326
   *Vishay Precision Group, Inc.......................................   9,403      127,881
  #*VistaPrint NV.....................................................  14,276      492,522
  #*VMware, Inc. Class A..............................................   3,400      308,584
   *Volterra Semiconductor Corp.......................................  13,700      314,826
    Wayside Technology Group, Inc.....................................   3,335       42,655
   *Web.com Group, Inc................................................  26,862      416,361
   *Websense, Inc.....................................................  12,900      193,629
   *Westell Technologies, Inc. Class A................................  29,716       65,078
   *Western Digital Corp..............................................  72,690    2,890,881
   #Western Union Co. (The)...........................................  29,969      522,360
   *WPCS International, Inc...........................................     500          375
  #*Wright Express Corp...............................................  22,892    1,473,787
    Xerox Corp........................................................ 560,153    3,881,860
    Xilinx, Inc.......................................................  28,653      928,357
   *XO Group, Inc.....................................................  17,814      153,379
    Xyratex, Ltd......................................................  18,455      218,323
   *Yahoo!, Inc....................................................... 245,520    3,889,037
   *Zebra Technologies Corp. Class A..................................  26,261      907,055
   *Zix Corp..........................................................  25,888       63,167
   *Zygo Corp.........................................................  11,421      204,207
                                                                               ------------
Total Information Technology..........................................          369,331,499
                                                                               ------------
Materials -- (4.2%)
    A. Schulman, Inc..................................................  18,773      410,378
   *A.M. Castle & Co..................................................  14,099      102,782
   *AEP Industries, Inc...............................................   3,478      163,396
    Air Products & Chemicals, Inc.....................................  11,238      903,872
    Airgas, Inc.......................................................  21,525    1,707,363
   #AK Steel Holding Corp.............................................  70,495      375,033
    Albemarle Corp....................................................  15,050      876,211
   #Alcoa, Inc........................................................ 309,118    2,618,229
    Allegheny Technologies, Inc.......................................  26,275      789,038
   *Allied Nevada Gold Corp...........................................   8,534      220,604
    AMCOL International Corp..........................................  19,849      609,364
   *American Pacific Corp.............................................   2,438       24,770
    American Vanguard Corp............................................  17,669      413,278
    AptarGroup, Inc...................................................  34,007    1,700,690
  #*Arabian American Development Co...................................   7,510       71,345
    Ashland, Inc......................................................  35,427    2,493,707
    Balchem Corp......................................................  10,296      343,166
    Ball Corp.........................................................  22,000      914,320
   #Bemis Co., Inc....................................................  66,004    2,029,623
    Boise, Inc........................................................  66,654      493,240
    Buckeye Technologies, Inc.........................................  24,916      750,470
    Cabot Corp........................................................  45,400    1,770,600
   *Calgon Carbon Corp................................................  34,849      482,310

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CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
   #Carpenter Technology Corp.........................................  23,201 $1,110,400
    Celanese Corp. Class A............................................   7,991    304,697
   *Century Aluminum Co...............................................  52,467    320,573
    CF Industries Holdings, Inc.......................................  18,225  3,567,726
   #Chase Corp........................................................   3,920     60,603
   *Chemtura Corp.....................................................  60,498    817,933
   *Clearwater Paper Corp.............................................  14,312    504,355
    Cliffs Natural Resources, Inc.....................................  33,906  1,386,416
   *Coeur d'Alene Mines Corp..........................................  56,121    915,334
    Commercial Metals Co..............................................  73,996    953,808
   #Compass Minerals International, Inc...............................   4,700    339,998
   *Contango ORE, Inc.................................................     780      6,630
   *Core Molding Technologies, Inc....................................   1,400     11,263
   *Crown Holdings, Inc...............................................  12,300    441,570
    Cytec Industries, Inc.............................................  29,707  1,828,763
    Deltic Timber Corp................................................   6,480    400,529
   #Domtar Corp.......................................................  23,371  1,726,182
    Dow Chemical Co. (The)............................................ 194,102  5,586,256
   #E.I. du Pont de Nemours & Co......................................  39,193  1,947,892
    Eagle Materials, Inc..............................................  28,380    986,205
    Eastman Chemical Co...............................................  29,871  1,561,656
    Ecolab, Inc.......................................................  24,109  1,577,934
   *Ferro Corp........................................................  46,525    142,832
  #*Flotek Industries, Inc............................................   2,744     26,809
    FMC Corp..........................................................  20,400  1,115,880
    Freeport-McMoRan Copper & Gold, Inc. Class B......................  58,794  1,979,594
    Friedman Industries, Inc..........................................   5,121     46,704
  #*General Moly, Inc.................................................  52,715    157,091
    Georgia Gulf Corp.................................................  20,562    674,022
    Globe Specialty Metals, Inc.......................................  43,724    547,862
  #*Golden Minerals Co................................................   9,278     39,153
   *Graphic Packaging Holding Co...................................... 223,749  1,252,994
   *Greif, Inc. Class A...............................................  15,817    684,243
   #Greif, Inc. Class B...............................................   8,566    428,300
    H.B. Fuller Co....................................................  32,033    936,004
   #Hawkins, Inc......................................................   6,587    250,569
    Haynes International, Inc.........................................   7,653    368,798
   *Headwaters, Inc...................................................  26,866    167,912
   #Hecla Mining Co................................................... 162,484    731,178
   *Horsehead Holding Corp............................................  26,500    239,295
    Huntsman Corp..................................................... 155,050  1,961,382
   #Innophos Holdings, Inc............................................  14,135    819,406
   *Innospec, Inc.....................................................  14,576    453,605
   #International Flavors & Fragrances, Inc...........................   8,200    457,068
    International Paper Co............................................ 135,000  4,429,350
  #*Intrepid Potash, Inc..............................................  32,141    750,171
    Kaiser Aluminum Corp..............................................  12,565    685,295
   *KapStone Paper & Packaging Corp...................................  28,770    483,624
    KMG Chemicals, Inc................................................   6,612    118,223
    Koppers Holdings, Inc.............................................   4,972    163,778
   *Kraton Performance Polymers, Inc..................................  19,486    456,362
   #Kronos Worldwide, Inc.............................................  31,582    534,367
   *Landec Corp.......................................................  16,427    131,252
  #*Louisiana-Pacific Corp............................................  89,063    919,130
   *LSB Industries, Inc...............................................  11,388    365,896
    LyondellBasell Industries NV Class A..............................  25,234  1,123,670
   #Martin Marietta Materials, Inc....................................  22,838  1,716,047
    Materion Corp.....................................................  12,794    251,146
  #*McEwen Mining, Inc................................................  64,327    192,338
    MeadWestvaco Corp.................................................  98,891  2,808,504
   *Mercer International, Inc.........................................  30,215    158,327

                                     1076

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Materials -- (Continued)
   *Metals USA Holdings Corp..........................................  22,634 $  368,255
    Minerals Technologies, Inc........................................  11,307    722,970
  #*Mines Management, Inc.............................................   1,464      1,830
  #*Molycorp, Inc.....................................................   2,700     47,034
    Monsanto Co.......................................................  27,983  2,395,904
    Mosaic Co. (The)..................................................  21,656  1,258,430
    Myers Industries, Inc.............................................  22,535    370,475
    Neenah Paper, Inc.................................................   9,729    261,321
    NewMarket Corp....................................................   6,400  1,471,232
    Newmont Mining Corp...............................................  52,894  2,352,196
    Noranda Aluminum Holding Corp.....................................  13,587     84,647
   *Northern Technologies International Corp..........................     929      9,341
   #Nucor Corp........................................................  67,394  2,641,845
    Olin Corp.........................................................  50,921  1,030,641
    Olympic Steel, Inc................................................   6,482    101,443
   *OM Group, Inc.....................................................  20,100    315,570
   *Omnova Solutions, Inc.............................................  29,153    212,234
   *Owens-Illinois, Inc...............................................  79,976  1,475,557
    P.H. Glatfelter Co................................................  27,085    430,922
   #Packaging Corp. of America........................................  49,760  1,532,110
   *Penford Corp......................................................   7,531     59,420
   #PolyOne Corp......................................................  58,123    856,152
    PPG Industries, Inc...............................................  12,692  1,389,266
    Praxair, Inc......................................................  12,336  1,279,983
    Quaker Chemical Corp..............................................   7,949    351,902
    Reliance Steel & Aluminum Co......................................  47,100  2,424,708
    Rock-Tenn Co. Class A.............................................  29,085  1,693,329
    Rockwood Holdings, Inc............................................  39,496  1,746,513
    Royal Gold, Inc...................................................  30,200  2,285,536
    RPM International, Inc............................................  67,292  1,783,238
   *RTI International Metals, Inc.....................................  18,920    424,754
    Schnitzer Steel Industries, Inc. Class A..........................  14,847    426,257
    Schweitzer-Mauduit International, Inc.............................  10,366    705,925
   #Scotts Miracle-Gro Co. Class A (The)..............................  13,406    534,899
    Sealed Air Corp................................................... 115,987  1,878,989
   *Senomyx, Inc......................................................  13,087     26,959
    Sensient Technologies Corp........................................  31,611  1,120,610
    Sherwin-Williams Co. (The)........................................   8,800  1,182,280
   #Sigma-Aldrich Corp................................................   9,500    657,400
   #Silgan Holdings, Inc..............................................  15,753    649,181
    Sonoco Products Co................................................  51,866  1,572,058
   #Southern Copper Corp..............................................  11,634    375,546
   *Spartech Corp.....................................................  16,612     84,555
    Steel Dynamics, Inc............................................... 138,459  1,784,737
    Stepan Co.........................................................   6,528    578,772
   *Stillwater Mining Co..............................................  53,566    475,666
   *SunCoke Energy, Inc...............................................  25,377    406,032
    Synalloy Corp.....................................................   4,403     55,082
   #Texas Industries, Inc.............................................  17,723    740,290
   #Titanium Metals Corp..............................................  87,113  1,015,738
    Tredegar Corp.....................................................  12,040    178,312
   *United States Lime & Minerals, Inc................................   3,102    141,420
   #United States Steel Corp..........................................  53,126  1,097,052
   *Universal Stainless & Alloy Products, Inc.........................   4,310    147,057
    Valspar Corp......................................................  55,970  2,809,694
   *Verso Paper Corp..................................................   1,800      2,376
    Vulcan Materials Co...............................................  30,706  1,189,550
    Walter Energy, Inc................................................   4,202    144,129
    Wausau Paper Corp.................................................  32,616    276,910
    Westlake Chemical Corp............................................  44,498  2,641,401
    Worthington Industries, Inc.......................................  45,100    978,670

                                     1077

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Materials -- (Continued)
   *WR Grace & Co.....................................................    19,201 $  1,076,024
    Zep, Inc..........................................................    13,354      203,782
   *Zoltek Cos., Inc..................................................    21,906      182,696
                                                                                 ------------
Total Materials.......................................................            132,107,500
                                                                                 ------------
Other -- (0.0%)
  o*Avigen, Inc. Escrow Shares........................................       370           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares......................     2,600           --
  o*Gerber Scientific, Inc. Escrow Shares.............................    12,557           --
                                                                                 ------------
Total Other...........................................................                     --
                                                                                 ------------
Telecommunication Services -- (3.1%)
    AT&T, Inc......................................................... 1,231,375   46,693,740
    Atlantic Tele-Network, Inc........................................     9,428      329,603
  #*Boingo Wireless, Inc..............................................     5,864       50,372
   *Cbeyond, Inc......................................................    15,533      110,750
   #CenturyLink, Inc..................................................   132,467    5,502,679
   *Cincinnati Bell, Inc..............................................    80,901      311,469
    Consolidated Communications Holdings, Inc.........................    21,609      342,719
   *Crown Castle International Corp...................................    13,970      864,464
   #Frontier Communications Corp......................................   393,716    1,543,367
   *General Communications, Inc. Class A..............................    30,061      283,776
    HickoryTech Corp..................................................     7,630       81,412
    IDT Corp. Class B.................................................    12,396      125,448
  #*Iridium Communications, Inc.......................................    43,411      393,304
  #*Leap Wireless International, Inc..................................    42,008      238,605
  #*Level 3 Communications, Inc.......................................    25,046      482,636
    Lumos Networks Corp...............................................     9,362       83,884
   *MetroPCS Communications, Inc......................................   102,502      897,918
   *Neutral Tandem, Inc...............................................    19,955      272,585
  #*NII Holdings, Inc.................................................    48,902      330,088
    NTELOS Holdings Corp..............................................     9,362      198,474
   *ORBCOMM, Inc......................................................    24,392       75,859
   *Premiere Global Services, Inc.....................................    32,566      298,305
    Primus Telecommunications Group, Inc..............................     1,493       23,634
   *SBA Communications Corp...........................................    17,010    1,004,611
    Shenandoah Telecommunications Co..................................    13,445      211,759
   *Sprint Nextel Corp................................................   842,983    3,675,406
    Telephone & Data Systems, Inc.....................................    69,345    1,680,229
  #*tw telecom, inc...................................................    39,457      991,554
  #*United States Cellular Corp.......................................    18,296      752,332
    USA Mobility, Inc.................................................    13,649      152,050
    Verizon Communications, Inc.......................................   581,853   26,264,844
    Warwick Valley Telephone Co.......................................     2,937       38,563
   #Windstream Corp...................................................   180,120    1,793,995
                                                                                 ------------
Total Telecommunication Services......................................             96,100,434
                                                                                 ------------
Utilities -- (2.2%)
   *AES Corp. (The)...................................................   277,811    3,350,401
   #AGL Resources, Inc................................................    20,989      850,055
    ALLETE, Inc.......................................................    15,898      659,131
    Alliant Energy Corp...............................................    11,246      525,301
    Ameren Corp.......................................................    20,941      716,392
    American Electric Power Co., Inc..................................    24,100    1,017,984
    American States Water Co..........................................     7,808      317,395
   #American Water Works Co., Inc.....................................     8,332      302,035
    Aqua America, Inc.................................................    32,731      839,223
    Artesian Resources Corp. Class A..................................     2,953       63,549
    Atmos Energy Corp.................................................    21,108      756,722
    Avista Corp.......................................................    24,630      681,758

                                     1078

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Utilities -- (Continued)
    Black Hills Corp..................................................  18,581 $  591,805
  #*Cadiz, Inc........................................................   2,488     17,665
    California Water Service Group....................................  20,442    377,564
   *Calpine Corp...................................................... 153,092  2,616,342
    CenterPoint Energy, Inc...........................................  36,646    771,765
    CH Energy Group, Inc..............................................   8,000    520,240
    Chesapeake Utilities Corp.........................................   4,395    201,027
    Cleco Corp........................................................  21,400    936,464
    CMS Energy Corp...................................................  35,800    882,828
    Connecticut Water Services, Inc...................................   4,027    121,736
   #Consolidated Edison, Inc..........................................  16,132  1,040,514
    Consolidated Water Co., Ltd.......................................   7,169     58,786
   #Delta Natural Gas Co., Inc........................................   2,358     47,867
    Dominion Resources, Inc...........................................  29,201  1,585,906
    DTE Energy Co.....................................................  15,286    938,102
   *Duke Energy Corp..................................................  34,608  2,345,730
    Edison International, Inc.........................................  17,126    790,879
    El Paso Electric Co...............................................  16,684    564,753
    Empire District Electric Co. (The)................................  17,781    382,292
    Entergy Corp......................................................   9,928    721,468
    Exelon Corp.......................................................  38,885  1,521,181
    FirstEnergy Corp..................................................  22,459  1,127,891
    Gas Natural, Inc..................................................   2,047     20,777
    Genie Energy, Ltd. Class B........................................  12,864     90,820
   *GenOn Energy, Inc................................................. 438,991  1,044,799
    Great Plains Energy, Inc..........................................  32,114    712,289
    Hawaiian Electric Industries, Inc.................................  21,301    606,865
    IDACORP, Inc......................................................  17,291    729,680
   #Integrys Energy Group, Inc........................................  14,441    874,258
   #ITC Holdings Corp.................................................  12,080    896,215
    Laclede Group, Inc. (The).........................................   9,199    384,334
   #MDU Resources Group, Inc..........................................  22,008    492,759
    MGE Energy, Inc...................................................   9,294    445,554
    Middlesex Water Co................................................   7,847    146,739
    National Fuel Gas Co..............................................   6,964    340,818
    New Jersey Resources Corp.........................................  14,435    662,566
    NextEra Energy, Inc...............................................  20,421  1,447,849
    NiSource, Inc.....................................................  23,975    613,520
    Northeast Utilities, Inc..........................................  29,182  1,163,778
    Northwest Natural Gas Co..........................................  11,355    552,875
    NorthWestern Corp.................................................  15,241    562,850
   *NRG Energy, Inc...................................................  99,574  1,973,557
    NV Energy, Inc....................................................  60,235  1,101,698
    OGE Energy Corp...................................................  12,600    669,186
    ONEOK, Inc........................................................  35,616  1,585,268
   #Ormat Technologies, Inc...........................................  20,619    371,142
    Otter Tail Corp...................................................  15,521    364,278
   #Pepco Holdings, Inc...............................................  19,300    385,228
    PG&E Corp.........................................................  19,484    899,381
    Piedmont Natural Gas Co...........................................  18,391    584,466
    Pinnacle West Capital Corp........................................  10,000    535,400
    PNM Resources, Inc................................................  36,224    753,459
    Portland General Electric Co......................................  29,563    805,000
    PPL Corp..........................................................  29,917    864,601
    Public Service Enterprise Group, Inc..............................  99,549  3,309,009
    Questar Corp......................................................  96,766  1,969,188
    RGC Resources, Inc................................................     678     12,123
    SCANA Corp........................................................  11,266    553,949
   #Sempra Energy.....................................................  11,780    829,430
    SJW Corp..........................................................  10,844    252,991
    South Jersey Industries, Inc......................................  12,429    656,997

                                     1079

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     SHARES         VALUE+
                                                                                     ------         ------
Utilities -- (Continued)
    Southern Co. (The).....................................................          45,273 $    2,179,895
    Southwest Gas Corp.....................................................          16,387        731,843
   *Synthesis Energy Systems, Inc..........................................          19,754         21,729
    TECO Energy, Inc.......................................................          40,319        733,403
    UGI Corp...............................................................          25,722        788,379
    UIL Holdings Corp......................................................          19,946        738,800
    Unitil Corp............................................................           5,884        156,279
    UNS Energy Corp........................................................          16,368        666,178
    Vectren Corp...........................................................          18,943        565,449
   #Westar Energy, Inc.....................................................          29,375        897,700
    WGL Holdings, Inc......................................................          17,206        695,983
    Wisconsin Energy Corp..................................................          19,070        776,912
   #Xcel Energy, Inc.......................................................          28,101        823,359
    York Water Co..........................................................           5,802        104,610
                                                                                            --------------
Total Utilities............................................................                     68,388,966
                                                                                            --------------
TOTAL COMMON STOCKS........................................................                  2,715,137,327
                                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights...............................          51,838             --
  o*Emergent Biosolutions, Inc. Contingent Value Rights....................           3,700             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17...........................           3,800          3,230
 o#*Magnum Hunter Resources Corp. Warrants 10/13/14........................             580             --
                                                                                            --------------
TOTAL RIGHTS/WARRANTS......................................................                          3,230
                                                                                            --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....       8,610,118      8,610,118
                                                                                            --------------

                                                                                    SHARES/
                                                                                     FACE
                                                                                    AMOUNT
                                                                                     (000)
                                                                                    -------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund.........................................     384,967,648    384,967,648
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $965,293 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $968,191) to be repurchased at $937,177...............................            $937        937,172
                                                                                            --------------

TOTAL SECURITIES LENDING COLLATERAL........................................                    385,904,820
                                                                                            --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,551,657,719)^^.................................................                 $3,109,655,495
                                                                                            ==============

                                     1080

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........... $  391,113,084 $     19,325   --    $  391,132,409
  Consumer Staples.................    179,395,138           --   --       179,395,138
  Energy...........................    307,305,542           --   --       307,305,542
  Financials.......................    497,282,987           --   --       497,282,987
  Health Care......................    295,711,505           --   --       295,711,505
  Industrials......................    378,366,255       15,092   --       378,381,347
  Information Technology...........    369,331,499           --   --       369,331,499
  Materials........................    132,107,500           --   --       132,107,500
  Other............................             --           --   --                --
  Telecommunication Services.......     96,100,434           --   --        96,100,434
  Utilities........................     68,388,966           --   --        68,388,966
Rights/Warrants....................          3,230           --   --             3,230
Temporary Cash Investments.........      8,610,118           --   --         8,610,118
Securities Lending Collateral......             --  385,904,820   --       385,904,820
                                    -------------- ------------   --    --------------
TOTAL.............................. $2,723,716,258 $385,939,237   --    $3,109,655,495
                                    ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1081

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (5.2%)
    Alumina, Ltd...................................................... 1,208,983 $   851,033
    Alumina, Ltd. Sponsored ADR.......................................    39,590     112,040
    Asciano Group, Ltd................................................   620,980   2,817,448
    Atlas Iron, Ltd...................................................    28,203      50,528
    Bank of Queensland, Ltd...........................................   170,859   1,365,640
    Bendigo and Adelaide Bank, Ltd....................................   248,870   2,134,899
    Boral, Ltd........................................................   551,075   1,936,342
    Caltex Australia, Ltd.............................................   110,645   1,637,885
    Crown, Ltd........................................................    30,718     271,711
    CSR, Ltd..........................................................         1           1
   *Downer EDI, Ltd...................................................    47,685     151,009
    Echo Entertainment Group, Ltd.....................................   604,556   2,650,250
    Fairfax Media, Ltd................................................ 1,531,902     839,657
   *GrainCorp, Ltd....................................................   180,792   1,741,557
   #Harvey Norman Holdings, Ltd.......................................   413,690     866,048
    Incitec Pivot, Ltd................................................ 1,034,060   3,352,384
    Lend Lease Group NL...............................................    63,505     537,143
    Macquarie Group, Ltd..............................................   229,757   5,978,066
    National Australia Bank, Ltd......................................    11,447     298,675
    New Hope Corp., Ltd...............................................    86,367     367,816
   *Newcrest Mining, Ltd..............................................    34,586     845,807
    Origin Energy, Ltd................................................   793,931   9,799,693
    OZ Minerals, Ltd..................................................   200,472   1,580,445
   *Qantas Airways, Ltd...............................................   876,752   1,044,211
    Santos, Ltd.......................................................   673,830   7,561,143
   *Seven Group Holdings, Ltd.........................................   101,875     771,056
    Sims Metal Management, Ltd........................................    79,944     697,306
    Sims Metal Management, Ltd. Sponsored ADR.........................     7,228      63,028
    Suncorp Group, Ltd................................................   977,911   8,673,605
    TABCORP Holdings, Ltd.............................................   563,164   1,916,741
    Tatts Group, Ltd.................................................. 1,001,214   3,046,705
    Toll Holdings, Ltd................................................   433,114   1,819,390
   *Treasury Wine Estates, Ltd........................................    53,734     248,439
    Wesfarmers, Ltd...................................................   886,873  30,267,959
                                                                                 -----------
TOTAL AUSTRALIA.......................................................            96,295,660
                                                                                 -----------
AUSTRIA -- (0.1%)
   *Erste Group Bank AG...............................................    51,704     934,211
    OMV AG............................................................     8,469     265,726
    Raiffeisen Bank International AG..................................    22,459     739,186
                                                                                 -----------
TOTAL AUSTRIA.........................................................             1,939,123
                                                                                 -----------
BELGIUM -- (1.0%)
    Ageas............................................................. 1,240,668   2,460,664
    Belgacom SA.......................................................     1,700      48,913
    Delhaize Group SA.................................................    66,697   2,384,853
    Delhaize Group SA Sponsored ADR...................................    10,600     380,010
    D'ieteren SA......................................................     4,289     178,032
    KBC Groep NV......................................................   113,141   2,363,231
    Solvay SA.........................................................    59,233   6,149,904
    UCB SA............................................................    99,152   4,960,344
                                                                                 -----------
TOTAL BELGIUM.........................................................            18,925,951
                                                                                 -----------
CANADA -- (12.2%)
    Aimia, Inc........................................................    28,840     383,632
    Astral Media, Inc. Class A........................................    13,239     649,244
   *AuRico Gold, Inc..................................................   112,701     732,557
    Barrick Gold Corp.................................................   123,632   4,065,020

                                     1082

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
CANADA -- (Continued)
    Bell Aliant, Inc..................................................    35,747 $    889,353
    Cameco Corp. (13321L108)..........................................     3,000       62,700
    Cameco Corp. (2166160)............................................    55,352    1,159,089
    Canadian National Resources, Ltd..................................   331,338    9,036,341
    Canadian Natural Resources, Ltd...................................   242,166    6,599,024
    Canadian Tire Corp. Class A.......................................    62,053    4,103,041
    Empire Co., Ltd. Class A..........................................    19,858    1,130,471
   #Encana Corp.......................................................   319,097    7,108,368
    Enerplus Corp.....................................................    81,943    1,151,296
   #Ensign Energy Services, Inc.......................................    65,394      963,124
    Fairfax Financial Holdings, Ltd...................................    13,300    5,006,482
    Genworth MI Canada, Inc...........................................    14,380      243,478
    George Weston, Ltd................................................    34,700    2,050,132
    Goldcorp, Inc. (2676302)..........................................   390,268   14,087,552
    Goldcorp, Inc. (380956409)........................................   131,468    4,738,107
    Husky Energy, Inc.................................................   225,137    5,592,225
    IAMGOLD Corp......................................................   159,226    1,778,263
    Industrial Alliance Insurance & Financial Services, Inc...........    47,900    1,067,523
    Inmet Mining Corp.................................................    39,700    1,579,132
   *Katanga Mining, Ltd...............................................    18,965        9,456
    Kinross Gold Corp.................................................   754,797    6,307,223
   #Loblaw Cos., Ltd..................................................    74,387    2,415,899
   *Lundin Mining Corp................................................   281,356    1,203,587
    Magna International, Inc..........................................   204,038    8,179,017
    Manulife Financial Corp........................................... 1,391,180   14,940,428
    Methanex Corp.....................................................    13,600      373,344
    Nexen, Inc........................................................   374,438    9,513,567
    Pan American Silver Corp. (2669272)...............................    82,200    1,230,316
   *Pan American Silver Corp. (697900108).............................    12,300      183,762
    Pengrowth Energy Corp.............................................   189,378    1,206,686
    Penn West Petroleum, Ltd..........................................   209,694    2,860,462
   #PetroBakken Energy, Ltd. Class A..................................    43,515      540,222
   *Precision Drilling Corp...........................................   121,000      962,836
    Progress Energy Resources Corp....................................   106,003    2,405,772
    Progressive Waste Solutions, Ltd..................................    46,900      940,011
   *Quebecor, Inc. Class B............................................    18,170      639,941
  #*Research In Motion, Ltd. (2117265)................................   159,700    1,143,387
  #*Research In Motion, Ltd. (760975102)..............................    27,826      198,956
    Sun Life Financial, Inc...........................................   494,520   10,740,036
    Suncor Energy, Inc................................................ 1,053,799   32,217,657
    Talisman Energy, Inc..............................................   652,058    8,062,541
    Teck Resources, Ltd. Class A......................................     1,020       30,208
    Teck Resources, Ltd. Class B......................................   389,568   10,927,405
    Thomson Reuters Corp..............................................   335,015    9,500,749
    TransAlta Corp....................................................   141,867    2,213,909
    TransCanada Corp..................................................   228,369   10,399,972
  #*Uranium One, Inc..................................................   259,122      591,703
    Viterra, Inc......................................................   208,884    3,345,143
    West Fraser Timber Co., Ltd.......................................    18,241      965,844
    Yamana Gold, Inc..................................................   500,904    7,427,275
                                                                                 ------------
TOTAL CANADA..........................................................            225,853,468
                                                                                 ------------
DENMARK -- (1.4%)
    A.P. Moeller-Maersk A.S. Series A.................................       263    1,729,164
    A.P. Moeller-Maersk A.S. Series B.................................       994    6,877,515
    Carlsberg A.S. Series B...........................................    80,237    6,485,480
   *Danske Bank A.S...................................................   456,078    6,760,859
   *FLSmidth & Co. A.S................................................     1,005       60,364
    H. Lundbeck A.S...................................................    37,811      748,662
    Rockwool International A.S. Series B..............................     3,340      293,071
    TDC A.S...........................................................   250,872    1,701,311

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
DENMARK -- (Continued)
  #*Vestas Wind Systems A.S...........................................    76,529 $    364,962
                                                                                 ------------
TOTAL DENMARK.........................................................             25,021,388
                                                                                 ------------
FINLAND -- (0.6%)
    Kesko Oyj Series B................................................    32,608      842,034
    Neste Oil Oyj.....................................................    48,043      506,859
   #Nokia Oyj.........................................................   636,593    1,528,032
    Stora Enso Oyj Series R...........................................   526,010    2,994,392
    UPM-Kymmene Oyj...................................................   470,250    5,023,170
                                                                                 ------------
TOTAL FINLAND.........................................................             10,894,487
                                                                                 ------------
FRANCE -- (8.8%)
  #*Alcatel-Lucent SA.................................................   105,796      116,763
    Arkema SA.........................................................    25,306    1,862,735
    AXA SA............................................................   948,963   11,529,677
   #AXA SA Sponsored ADR..............................................   394,508    4,789,327
    BNP Paribas SA....................................................   242,688    8,964,863
    Bollore SA........................................................     5,970    1,329,407
    Bouygues SA.......................................................    93,175    2,346,634
    Cap Gemini SA.....................................................    90,823    3,314,103
    Casino Guichard Perrachon SA......................................    37,749    3,165,741
    CIC SA............................................................     2,536      277,912
    Cie de Saint-Gobain SA............................................   282,075    8,494,187
   *Cie Generale de Geophysique - Veritas SA..........................    55,947    1,601,391
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............    28,903      828,360
    Cie Generale des Etablissements Michelin SA Series B..............   110,819    7,529,806
    Ciments Francais SA...............................................    10,236      565,339
   *CNP Assurances SA.................................................   111,035    1,169,730
   *Credit Agricole SA................................................   725,973    3,102,909
    Eiffage SA........................................................    15,073      398,484
    Electricite de France SA..........................................   166,640    3,452,141
    Eramet SA.........................................................       606       64,287
    France Telecom SA................................................. 1,296,636   17,363,472
    GDF Suez SA.......................................................   954,801   21,306,575
    Groupe Eurotunnel SA..............................................   216,300    1,536,603
    Lafarge SA........................................................   130,242    5,970,760
    Lagardere SCA.....................................................    86,944    2,344,873
    Natixis SA........................................................   572,256    1,426,167
  #*Peugeot SA........................................................    98,768      766,000
    PPR SA............................................................    10,028    1,499,370
    Renault SA........................................................   124,793    5,442,555
    Rexel SA..........................................................    50,079      836,909
    Sanofi SA.........................................................    16,748    1,366,434
    Sanofi SA ADR.....................................................    88,525    3,597,656
    SCOR SE...........................................................   109,298    2,590,026
   *Societe Generale SA...............................................   457,562   10,071,453
    STMicroelectronics NV.............................................   551,076    2,956,522
    Vallourec SA......................................................     6,847      283,476
    Vivendi SA........................................................   981,382   18,612,602
                                                                                 ------------
TOTAL FRANCE..........................................................            162,875,249
                                                                                 ------------
GERMANY -- (7.2%)
    Allianz SE........................................................    18,596    1,844,887
    Allianz SE Sponsored ADR..........................................   716,588    7,108,553
    Bayerische Motoren Werke AG.......................................   122,546    9,120,325
   *Celesio AG........................................................    36,473      663,498
   *Commerzbank AG.................................................... 2,153,158    3,336,723
    Daimler AG........................................................   505,362   25,179,986
    Deutsche Bank AG (5750355)........................................   222,480    6,754,668
    Deutsche Bank AG (D18190898)......................................   239,182    7,256,782

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
GERMANY -- (Continued)
    Deutsche Lufthansa AG.............................................   141,492 $  1,778,553
    Deutsche Post AG..................................................   259,066    4,651,102
    Deutsche Telekom AG...............................................   920,799   10,379,256
    Deutsche Telekom AG Sponsored ADR.................................   681,300    7,664,625
    E.ON AG...........................................................   978,755   20,829,945
    Fraport AG........................................................    11,751      665,486
    Heidelberger Zement AG............................................    71,623    3,318,708
    Merck KGaA........................................................    23,468    2,360,260
    Munchener Rueckversicherungs-Gesellschaft AG......................    86,591   12,269,315
    RWE AG............................................................    60,887    2,390,442
    Salzgitter AG.....................................................    17,152      623,587
   #Suedzucker AG.....................................................     9,992      344,262
    ThyssenKrupp AG...................................................   117,097    2,146,678
    Volkswagen AG.....................................................    15,938    2,533,528
                                                                                 ------------
TOTAL GERMANY.........................................................            133,221,169
                                                                                 ------------
GREECE -- (0.1%)
   *Coca-Cola Hellenic Bottling Co. S.A...............................     1,535       26,896
    Hellenic Petroleum S.A............................................    47,049      307,649
   *National Bank of Greece S.A.......................................   258,838      402,961
                                                                                 ------------
TOTAL GREECE..........................................................                737,506
                                                                                 ------------
HONG KONG -- (2.1%)
    Cathay Pacific Airways, Ltd.......................................   644,000    1,060,578
    Dah Sing Banking Group, Ltd.......................................    26,000       23,912
  #*Foxconn International Holdings, Ltd...............................   831,000      247,506
   #Henderson Land Development Co., Ltd...............................   963,808    5,585,573
    Hong Kong & Shanghai Hotels, Ltd..................................   413,918      524,268
    Hopewell Holdings, Ltd............................................   421,331    1,219,110
    Hutchison Whampoa, Ltd............................................ 1,687,000   15,111,486
    Hysan Development Co., Ltd........................................   228,165      959,280
    Kowloon Development Co., Ltd......................................   102,000       99,304
    New World Development Co., Ltd.................................... 2,881,506    3,660,333
    Orient Overseas International, Ltd................................   178,048    1,005,027
    Sun Hung Kai & Co., Ltd...........................................    35,677       17,158
    Tsim Sha Tsui Properties, Ltd.....................................   249,333      599,961
    Wharf Holdings, Ltd...............................................   928,000    5,320,207
    Wheelock & Co., Ltd...............................................   924,000    3,599,509
                                                                                 ------------
TOTAL HONG KONG.......................................................             39,033,212
                                                                                 ------------
IRELAND -- (0.2%)
    CRH P.L.C.........................................................   104,077    1,905,527
    CRH P.L.C. Sponsored ADR..........................................   122,393    2,237,344
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................   700,523       86,788
                                                                                 ------------
TOTAL IRELAND.........................................................              4,229,659
                                                                                 ------------
ISRAEL -- (0.6%)
    Bank Hapoalim B.M.................................................   658,163    1,907,153
   *Bank Leumi Le-Israel B.M..........................................   757,596    1,708,060
    Bezeq Israeli Telecommunication Corp., Ltd........................ 1,098,056    1,104,698
    Elbit Systems, Ltd................................................    15,513      501,606
    Israel Chemicals, Ltd.............................................   273,080    3,232,797
   *Israel Discount Bank, Ltd. Series A...............................   522,880      487,661
   *Mellanox Technologies, Ltd........................................     5,388      577,622
   *NICE Systems, Ltd.................................................     5,684      204,991
   *NICE Systems, Ltd. Sponsored ADR..................................    38,456    1,384,416
   *Oil Refineries, Ltd...............................................   110,059       50,601
   *Partner Communications Co., Ltd...................................     2,199        7,245
    Paz Oil Co., Ltd..................................................       118       12,322

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
ISRAEL -- (Continued)
   *Strauss Group, Ltd................................................     5,439 $    48,631
                                                                                 -----------
TOTAL ISRAEL..........................................................            11,227,803
                                                                                 -----------
ITALY -- (1.4%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 4,395,807     971,337
   *Banco Popolare Scarl.............................................. 1,274,638   1,484,347
   *Fiat SpA..........................................................   696,549   3,413,380
  #*Finmeccanica SpA..................................................   387,490   1,415,815
    Intesa Sanpaolo SpA...............................................   613,061     774,951
    Parmalat SpA......................................................   263,472     496,798
    Telecom Italia SpA................................................ 8,344,059   6,792,297
    Telecom Italia SpA Sponsored ADR..................................   206,300   1,675,156
   *UniCredit SpA..................................................... 1,699,132   5,756,926
    Unione di Banche Italiane ScpA....................................   662,741   1,919,409
                                                                                 -----------
TOTAL ITALY...........................................................            24,700,416
                                                                                 -----------
JAPAN -- (18.9%)
    77 Bank, Ltd. (The)...............................................   298,000   1,121,627
    Aeon Co., Ltd.....................................................   407,000   4,900,550
    Alfresa Holdings Corp.............................................    20,600   1,095,042
    Amada Co., Ltd....................................................   234,000   1,230,514
    Asahi Glass Co., Ltd..............................................   524,000   3,076,356
    Asahi Kasei Corp..................................................   369,000   1,955,751
    Asatsu-DK, Inc....................................................     6,000     171,466
    Autobacs Seven Co., Ltd...........................................    11,600     570,943
    Bank of Kyoto, Ltd. (The).........................................   176,000   1,287,210
    Bank of Yokohama, Ltd. (The)......................................   449,000   2,033,540
    Canon Marketing Japan, Inc........................................    39,500     531,847
   #Casio Computer Co., Ltd...........................................    95,500     627,717
    Chiba Bank, Ltd. (The)............................................   185,000   1,077,682
    Chugoku Bank, Ltd. (The)..........................................    78,400     998,308
    Chuo Mitsui Trust Holdings, Inc................................... 1,335,000   3,813,068
    Citizen Holdings Co., Ltd.........................................   144,000     795,582
    Coca-Cola West Co., Ltd...........................................    34,500     590,427
    COMSYS Holdings Corp..............................................    46,000     573,336
    Cosmo Oil Co., Ltd................................................   342,000     745,833
    Dai Nippon Printing Co., Ltd......................................   429,000   3,260,642
    Daicel Corp.......................................................   197,000   1,179,064
    Dainippon Sumitomo Pharma Co., Ltd................................    10,800     119,277
    Daiwa Securities Group, Inc.......................................   796,098   2,967,091
   *Ebara Corp........................................................   217,000     815,321
    Fuji Heavy Industries, Ltd........................................     3,714      27,530
    Fuji Media Holdings, Inc..........................................       275     467,862
    FUJIFILM Holdings Corp............................................   363,000   6,483,259
   *Fujitsu, Ltd......................................................   135,000     529,612
    Fukuoka Financial Group, Inc......................................   429,000   1,564,430
    Fukuyama Transporting Co., Ltd....................................    17,000      95,093
    Glory, Ltd........................................................    29,700     614,565
    Gunma Bank, Ltd. (The)............................................   184,000     894,557
    H2O Retailing Corp................................................    68,000     698,424
    Hachijuni Bank, Ltd. (The)........................................   364,000   1,931,366
    Hakuhodo DY Holdings, Inc.........................................    13,520     890,327
   #Hankyu Hanshin Holdings, Inc......................................   247,000   1,322,856
    Higo Bank, Ltd. (The).............................................   104,000     547,715
    Hitachi Capital Corp..............................................    23,600     428,186
    Hitachi High-Technologies Corp....................................    12,935     321,950
    Hitachi Transport System, Ltd.....................................    11,385     208,831
    Hokuhoku Financial Group, Inc.....................................   624,000     904,874
    House Foods Corp..................................................    37,000     617,017
   *Ibiden Co., Ltd...................................................    56,700     918,982
    Idemitsu Kosan Co., Ltd...........................................    18,800   1,574,760

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Inpex Corp........................................................     1,219 $ 6,773,205
    Isetan Mitsukoshi Holdings, Ltd...................................   205,855   2,167,199
    Iyo Bank, Ltd. (The)..............................................   123,000     947,361
    J. Front Retailing Co., Ltd.......................................   264,000   1,308,065
    JFE Holdings, Inc.................................................   272,200   3,568,081
    Joyo Bank, Ltd. (The).............................................   366,000   1,630,875
    JTEKT Corp........................................................   108,300     950,735
    JX Holdings, Inc.................................................. 1,535,986   7,383,229
    Kagoshima Bank, Ltd. (The)........................................   145,000     871,804
    Kajima Corp.......................................................    17,000      48,622
    Kamigumi Co., Ltd.................................................   126,000   1,010,448
    Kaneka Corp.......................................................   180,000     925,754
  #*Kawasaki Kisen Kaisha, Ltd........................................   392,000     593,650
    Keiyo Bank, Ltd. (The)............................................   108,000     484,088
    Kinden Corp.......................................................   109,000     732,938
    Kirin Holdings Co., Ltd...........................................    50,000     567,150
    Kobe Steel, Ltd................................................... 1,205,000   1,126,496
    Konica Minolta Holdings, Inc......................................   253,500   1,787,479
    Kyocera Corp......................................................    84,700   6,701,652
    Kyocera Corp. Sponsored ADR.......................................     1,779     142,000
    Kyowa Hakko Kirin Co., Ltd........................................    70,000     778,586
    LIXIL Group Corp..................................................   131,740   2,753,276
    Marui Group Co., Ltd..............................................   108,800     795,213
   *Mazda Motor Corp..................................................   920,000   1,103,374
    Medipal Holdings Corp.............................................    80,200   1,153,657
    Meiji Holdings Co., Ltd...........................................    39,500   1,803,692
    Mitsubishi Chemical Holdings Corp.................................   801,000   3,380,255
    Mitsubishi Corp...................................................   805,300  15,935,833
    Mitsubishi Gas Chemical Co., Inc..................................   235,000   1,347,539
    Mitsubishi Heavy Industries, Ltd.................................. 1,843,000   7,441,564
    Mitsubishi Logistics Corp.........................................    69,000     728,639
    Mitsubishi Materials Corp.........................................   523,000   1,441,591
    Mitsubishi Tanabe Pharma Corp.....................................   121,000   1,846,699
    Mitsubishi UFJ Financial Group, Inc............................... 5,882,934  28,526,575
    Mitsubishi UFJ Financial Group, Inc. ADR.......................... 1,691,580   8,221,079
    Mitsui & Co., Ltd.................................................   869,700  12,842,566
    Mitsui & Co., Ltd. Sponsored ADR..................................     4,829   1,419,726
    Mitsui Chemicals, Inc.............................................   456,000   1,021,986
   *Mitsui Mining & Smelting Co., Ltd.................................    18,000      37,091
    Mitsui O.S.K. Lines, Ltd..........................................   556,000   1,677,981
    MS&AD Insurance Group Holdings, Inc...............................   116,791   1,888,803
    Nagase & Co., Ltd.................................................    96,000   1,105,391
    Nanto Bank, Ltd. (The)............................................    58,000     245,094
  #*NEC Corp.......................................................... 1,421,000   1,893,010
    Nippon Electric Glass Co., Ltd....................................   215,000   1,131,839
    Nippon Express Co., Ltd...........................................   574,000   2,337,266
    Nippon Meat Packers, Inc..........................................    97,397   1,272,689
   #Nippon Paper Group, Inc...........................................    51,200     647,554
    Nippon Shokubai Co., Ltd..........................................    44,000     535,288
    Nippon Steel Corp................................................. 3,015,000   6,016,146
    Nippon Television Network Corp....................................     2,660     407,191
    Nippon Yusen K.K..................................................   740,000   1,637,451
    Nishi-Nippon Bank, Ltd............................................   319,000     697,320
    Nissan Shatai Co., Ltd............................................    23,000     251,819
    Nisshin Seifun Group, Inc.........................................   104,500   1,244,380
    Nisshin Steel Co., Ltd............................................   363,000     399,414
    Nisshinbo Holdings, Inc...........................................    80,000     523,682
    Nomura Holdings, Inc.............................................. 2,017,800   7,065,516
   *NTN Corp..........................................................   230,000     616,888
    Obayashi Corp.....................................................   315,000   1,429,965
    OJI Paper Co., Ltd................................................   409,000   1,362,087

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd..........................................    84,000 $    628,024
    Panasonic Corp.................................................... 1,152,500    7,976,860
    Panasonic Corp. Sponsored ADR.....................................   174,545    1,207,851
  #*Renesas Electronics Corp..........................................    19,500       64,909
    Rengo Co., Ltd....................................................    93,000      511,678
   #Ricoh Co., Ltd....................................................   455,000    3,110,777
    Rohm Co., Ltd.....................................................    55,900    2,006,336
    Sankyo Co., Ltd...................................................    28,800    1,427,492
    SBI Holdings, Inc.................................................    11,809      797,370
   #Seiko Epson Corp..................................................    70,300      559,503
    Seino Holdings Co., Ltd...........................................    46,000      310,192
    Sekisui House, Ltd................................................   316,000    3,019,635
   #Sharp Corp........................................................   683,454    2,338,036
    Shiga Bank, Ltd...................................................   195,000    1,067,595
    Shimizu Corp......................................................   284,000      884,539
    Shinsei Bank, Ltd.................................................   618,000      696,244
    Showa Denko K.K...................................................   611,000    1,100,813
    Showa Shell Sekiyu K.K............................................   100,700      546,372
    SKY Perfect JSAT Holdings, Inc....................................       780      324,960
    Sojitz Corp.......................................................   630,400      977,315
    Sony Corp.........................................................     4,900       59,584
   #Sony Corp. Sponsored ADR..........................................   678,816    8,247,614
    Sumitomo Bakelite Co., Ltd........................................    52,000      215,053
    Sumitomo Corp.....................................................   754,200   10,565,656
    Sumitomo Electric Industries, Ltd.................................   539,600    6,345,406
    Sumitomo Forestry Co., Ltd........................................    50,700      436,909
    Sumitomo Heavy Industries, Ltd....................................   249,000      997,779
    Sumitomo Metal Industries, Ltd....................................   707,000    1,036,333
   *Sumitomo Metal Mining Co., Ltd....................................   114,000    1,217,631
    Sumitomo Mitsui Financial Group, Inc..............................   588,727   18,539,784
    Suzuken Co., Ltd..................................................    36,500    1,308,233
    Suzuki Motor Corp.................................................   134,500    2,457,505
    Taisei Corp.......................................................   546,000    1,501,012
    Takashimaya Co., Ltd..............................................   181,000    1,319,029
   #TDK Corp..........................................................    57,700    2,188,484
    Teijin, Ltd.......................................................   456,000    1,333,703
    Tokai Rika Co., Ltd...............................................    25,100      387,831
    Tokyo Broadcasting System, Inc....................................    20,100      231,121
   *Tokyo Tatemono Co., Ltd...........................................   189,000      696,293
    Toppan Printing Co., Ltd..........................................   378,000    2,341,803
    Tosoh Corp........................................................   275,000      675,560
    Toyo Seikan Kaisha, Ltd...........................................   116,900    1,372,789
    Toyobo Co., Ltd...................................................    40,000       50,428
    Toyoda Gosei Co., Ltd.............................................    17,900      365,948
    Toyota Motor Corp.................................................   175,800    6,722,033
    Toyota Motor Corp. Sponsored ADR..................................   229,992   17,596,688
    Toyota Tsusho Corp................................................   122,900    2,272,416
    UNY Co., Ltd......................................................   104,000      936,051
    Wacoal Holdings Corp..............................................    52,000      620,266
   *Yamada Denki Co., Ltd.............................................    28,900    1,497,782
    Yamaguchi Financial Group, Inc....................................   100,000      842,637
    Yamaha Corp.......................................................   101,600      976,891
    Yamato Kogyo Co., Ltd.............................................    19,200      541,310
                                                                                 ------------
TOTAL JAPAN...........................................................            348,720,999
                                                                                 ------------
NETHERLANDS -- (3.2%)
    Aegon NV.......................................................... 1,444,641    6,557,797
    Akzo Nobel NV.....................................................   168,592    9,099,668
    ArcelorMittal NV..................................................   764,181   12,165,705
   *ING Groep NV...................................................... 1,145,646    7,536,538
   *ING Groep NV Sponsored ADR........................................   207,810    1,367,390

                                     1088

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV................................................   155,472 $ 7,652,738
    Koninklijke Philips Electronics NV................................   631,760  13,893,871
                                                                                 -----------
TOTAL NETHERLANDS.....................................................            58,273,707
                                                                                 -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............................    45,000      90,538
    Contact Energy, Ltd...............................................   330,132   1,335,745
                                                                                 -----------
TOTAL NEW ZEALAND.....................................................             1,426,283
                                                                                 -----------
NORWAY -- (1.2%)
    Aker ASA Series A.................................................    15,833     442,509
   *Archer, Ltd.......................................................    58,177     102,097
    Cermaq ASA........................................................    17,520     207,452
    DNB ASA...........................................................   628,280   6,596,222
   *Marine Harvest ASA................................................ 1,787,245   1,190,688
    Norsk Hydro ASA...................................................   853,507   3,466,452
    Orkla ASA.........................................................   697,493   4,978,557
    Petroleum Geo-Services ASA........................................   105,884   1,549,425
    Stolt-Nielsen, Ltd................................................     2,191      38,584
   *Storebrand ASA....................................................   202,119     768,492
    Subsea 7 SA.......................................................   149,880   3,132,623
    Wilh Wilhelmsen Holding ASA.......................................        99       2,470
                                                                                 -----------
TOTAL NORWAY..........................................................            22,475,571
                                                                                 -----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA...........................................   865,680     532,229
   *EDP Renovaveis SA.................................................   166,881     514,355
    Portugal Telecom SA...............................................   173,375     735,395
                                                                                 -----------
TOTAL PORTUGAL........................................................             1,781,979
                                                                                 -----------
SINGAPORE -- (1.0%)
   #CapitaLand, Ltd................................................... 2,019,000   4,838,544
    Fraser & Neave, Ltd...............................................    91,758     602,148
    Golden Agri-Resources, Ltd........................................ 5,519,000   3,268,343
   *Indofood Agri Resources, Ltd......................................   273,000     303,402
    Keppel Land, Ltd..................................................   434,000   1,192,085
  #*Neptune Orient Lines, Ltd.........................................   586,000     538,399
   *Noble Group, Ltd.................................................. 1,157,000     992,507
   #Overseas Union Enterprise, Ltd....................................   235,000     479,708
    Singapore Airlines, Ltd...........................................   483,400   4,103,852
    United Industrial Corp., Ltd......................................   428,000     909,676
    Venture Corp., Ltd................................................   148,000     885,168
                                                                                 -----------
TOTAL SINGAPORE.......................................................            18,113,832
                                                                                 -----------
SPAIN -- (1.5%)
    Acciona SA........................................................    43,907   1,910,154
    Banco Bilbao Vizcaya Argentaria SA................................    63,065     411,134
   #Banco de Sabadell SA.............................................. 1,429,465   2,722,086
    Banco Espanol de Credito SA.......................................   162,433     425,866
   #Banco Popular Espanol SA.......................................... 1,694,841   3,180,251
    Banco Santander SA................................................ 2,095,077  12,685,467
    Banco Santander SA Sponsored ADR..................................    56,513     336,817
   #CaixaBank SA...................................................... 1,219,973   3,985,183
    Iberdrola SA......................................................   607,538   2,200,525
                                                                                 -----------
TOTAL SPAIN...........................................................            27,857,483
                                                                                 -----------
SWEDEN -- (3.5%)
    Boliden AB........................................................   144,602   2,192,368
    Husqvarna AB Series B.............................................    12,955      66,062
    Meda AB Series A..................................................    84,422     797,225

                                     1089

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SWEDEN -- (Continued)
    Nordea Bank AB....................................................  1,822,627 $ 16,972,103
    Skandinaviska Enskilda Banken AB Series A.........................    908,300    6,658,029
    Skandinaviska Enskilda Banken AB Series C.........................      6,988       47,828
    SSAB AB Series A..................................................    119,665      980,154
    SSAB AB Series B..................................................     67,450      484,708
    Svenska Cellulosa AB Series A.....................................      8,625      146,230
    Svenska Cellulosa AB Series B.....................................    566,500    9,620,135
    Swedbank AB Series A..............................................    451,292    7,843,938
    Telefonaktiebolaget LM Ericsson AB Series B.......................  1,552,161   14,413,104
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    126,886    1,173,696
    TeliaSonera AB....................................................    578,063    3,820,461
    Trelleborg AB Series B............................................      5,625       57,846
                                                                                  ------------
TOTAL SWEDEN..........................................................              65,273,887
                                                                                  ------------
SWITZERLAND -- (5.7%)
   *ABB, Ltd..........................................................    509,339    8,855,593
    Adecco SA.........................................................     89,937    3,942,514
    Alpiq Holding AG..................................................        470       63,520
    Aryzta AG.........................................................     48,199    2,392,504
    Baloise Holding AG................................................     44,870    2,960,713
    Banque Cantonale Vaudoise AG......................................        997      508,385
    Clariant AG.......................................................    139,709    1,474,482
    Credit Suisse Group AG............................................    593,214   10,099,547
    Credit Suisse Group AG Sponsored ADR..............................     65,820    1,122,889
    Givaudan SA.......................................................      4,427    4,302,426
    Holcim, Ltd.......................................................    241,079   14,187,081
    Lonza Group AG....................................................     17,436      786,434
    Novartis AG.......................................................        418       24,545
   #Novartis AG ADR...................................................    189,650   11,117,283
    St. Galler Kantonalbank AG........................................        989      339,701
    Sulzer AG.........................................................      8,070    1,040,824
    Swiss Life Holding AG.............................................     30,648    2,923,832
    Swiss Re, Ltd.....................................................    325,311   20,364,004
    UBS AG............................................................    943,576    9,926,439
    Zurich Insurance Group AG.........................................     40,743    9,042,602
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             105,475,318
                                                                                  ------------
UNITED KINGDOM -- (20.8%)
    Anglo American P.L.C..............................................    233,821    6,929,145
    Aviva P.L.C.......................................................  2,287,715   10,475,822
    Barclays P.L.C....................................................  3,276,689    8,533,772
    Barclays P.L.C. Sponsored ADR.....................................  1,025,997   10,731,929
    BP P.L.C. Sponsored ADR...........................................  1,779,165   70,988,684
    Carnival P.L.C....................................................    116,691    3,914,063
    Carnival P.L.C. ADR...............................................     96,861    3,245,812
    Eurasian Natural Resources Corp. P.L.C............................     95,393      584,560
    Evraz P.L.C.......................................................    151,636      562,424
    HSBC Holdings P.L.C...............................................  1,039,205    8,702,798
    HSBC Holdings P.L.C. Sponsored ADR................................    168,661    7,050,030
   *International Consolidated Airlines Group SA......................  1,081,357    2,704,223
    Investec P.L.C....................................................    278,720    1,642,249
    Kazakhmys P.L.C...................................................    135,567    1,489,500
    Kingfisher P.L.C..................................................  2,319,541    9,674,053
   *Lloyds Banking Group P.L.C........................................ 23,104,022   10,958,136
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................    250,250      472,973
    Mondi P.L.C.......................................................    204,979    1,743,866
    Old Mutual P.L.C..................................................  3,588,096    8,832,382
    Pearson P.L.C. Sponsored ADR......................................    330,053    6,198,395
    Resolution, Ltd...................................................    914,741    2,945,383
    Rexam P.L.C.......................................................    552,547    3,755,445
   *Royal Bank of Scotland Group P.L.C................................    630,634    2,113,776

                                     1090

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                               SHARES        VALUE++
                                                                               ------        -------
UNITED KINGDOM -- (Continued)
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................        306,118 $    2,078,541
    Royal Dutch Shell P.L.C. ADR......................................      1,012,251     71,424,431
    Royal Dutch Shell P.L.C. Series A.................................         12,362        420,095
    Royal Dutch Shell P.L.C. Series B.................................         53,202      1,871,514
    RSA Insurance Group P.L.C.........................................        796,432      1,355,391
    Sainsbury (J.) P.L.C..............................................      1,193,358      6,035,313
   *Vedanta Resources P.L.C...........................................         53,978        821,033
   *Veripos, Inc......................................................         14,988         28,844
    Vodafone Group P.L.C..............................................     13,861,205     39,669,620
    Vodafone Group P.L.C. Sponsored ADR...............................      1,549,407     44,545,451
    William Morrison Supermarkets P.L.C...............................      1,135,049      4,928,042
    WPP P.L.C.........................................................        535,886      6,775,822
    Xstrata P.L.C.....................................................      1,511,218     19,970,333
                                                                                      --------------
TOTAL UNITED KINGDOM..................................................                   384,173,850
                                                                                      --------------
TOTAL COMMON STOCKS...................................................                 1,788,528,000
                                                                                      --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE......................................         46,252      2,379,964
                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 07/27/12................................      1,262,863        231,521
                                                                                      --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)          VALUE+
                                                                              -------        -------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@DFA Short Term Investment Fund....................................     52,000,000     52,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $2,981,168) to be repurchased at $2,922,729..         $2,923      2,922,714
                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                    54,922,714
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,069,720,624)^^............................................                $1,846,062,199
                                                                                      ==============

                                     1091

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
  Australia........................ $    175,068 $   96,120,592   --    $   96,295,660
  Austria..........................           --      1,939,123   --         1,939,123
  Belgium..........................      380,010     18,545,941   --        18,925,951
  Canada...........................  225,853,468             --   --       225,853,468
  Denmark..........................           --     25,021,388   --        25,021,388
  Finland..........................           --     10,894,487   --        10,894,487
  France...........................    9,215,343    153,659,906   --       162,875,249
  Germany..........................   22,029,960    111,191,209   --       133,221,169
  Greece...........................           --        737,506   --           737,506
  Hong Kong........................           --     39,033,212   --        39,033,212
  Ireland..........................    2,237,344      1,992,315   --         4,229,659
  Israel...........................    1,384,416      9,843,387   --        11,227,803
  Italy............................    1,675,156     23,025,260   --        24,700,416
  Japan............................   36,834,958    311,886,041   --       348,720,999
  Netherlands......................    1,367,390     56,906,317   --        58,273,707
  New Zealand......................           --      1,426,283   --         1,426,283
  Norway...........................           --     22,475,571   --        22,475,571
  Portugal.........................           --      1,781,979   --         1,781,979
  Singapore........................           --     18,113,832   --        18,113,832
  Spain............................      336,817     27,520,666   --        27,857,483
  Sweden...........................    1,173,696     64,100,191   --        65,273,887
  Switzerland......................   12,240,172     93,235,146   --       105,475,318
  United Kingdom...................  216,736,246    167,437,604   --       384,173,850
Preferred Stocks
  Germany..........................           --      2,379,964   --         2,379,964
Rights/Warrants
  Spain............................           --        231,521   --           231,521
Securities Lending Collateral......           --     54,922,714   --        54,922,714
                                    ------------ --------------   --    --------------
TOTAL.............................. $531,640,044 $1,314,422,155   --    $1,846,062,199
                                    ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1092

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES    VALUE++
                                                                        ------    -------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (5.2%)
   *Acrux, Ltd........................................................   8,981 $   35,650
    Adelaide Brighton, Ltd............................................  70,598    248,191
    Aditya Birla Minerals, Ltd........................................   7,401      3,200
    AGL Energy, Ltd...................................................  16,651    274,071
   *AJ Lucas Group, Ltd...............................................   8,887      9,360
    Alesco Corp., Ltd.................................................  14,876     31,910
   *Alkane Resources, Ltd.............................................  23,466     19,970
    Alumina, Ltd...................................................... 474,174    333,783
    Alumina, Ltd. Sponsored ADR.......................................  14,400     40,752
    Amalgamated Holdings, Ltd.........................................  15,139    105,601
    Amcom Telecommunications, Ltd.....................................  31,775     39,327
    Amcor, Ltd........................................................ 147,315  1,163,009
    AMP, Ltd.......................................................... 239,472  1,003,533
    Ansell, Ltd.......................................................  17,816    247,707
   *Antares Energy, Ltd...............................................  32,145     14,109
    APA Group, Ltd....................................................  61,047    313,408
    APN News & Media, Ltd............................................. 105,115     58,891
   *Aquarius Platinum, Ltd............................................  41,410     25,715
   *Aquila Resources, Ltd.............................................  12,205     26,993
    ARB Corp., Ltd....................................................   5,672     56,643
    Aristocrat Leisure, Ltd...........................................  29,747     73,575
    Arrium, Ltd....................................................... 327,543    244,780
    Asciano Group, Ltd................................................  86,056    390,445
    ASG Group, Ltd....................................................   7,300      6,496
    ASX, Ltd..........................................................  15,305    500,390
    Atlas Iron, Ltd................................................... 153,738    275,433
   *Aurora Oil & Gas, Ltd.............................................  31,303    111,630
    Ausdrill, Ltd.....................................................  54,916    191,253
    Ausenco, Ltd......................................................   9,627     31,041
    Austal, Ltd.......................................................  17,222     29,018
    Austbrokers Holdings, Ltd.........................................   1,390     10,650
    Austin Engineering, Ltd...........................................   9,103     40,133
    Australia & New Zealand Banking Group, Ltd........................ 117,748  2,895,325
   *Australian Agricultural Co., Ltd..................................  57,179     66,156
    Australian Infrastructure Fund....................................  80,194    217,408
    Australian Pharmaceutical Industries, Ltd.........................  44,606     16,331
    Automotive Holdings Group NL......................................  36,616     99,218
    AVJennings, Ltd...................................................   6,380      2,139
    AWE, Ltd..........................................................  82,410    127,113
    Bank of Queensland, Ltd...........................................  59,944    479,120
   *Bathurst Resources, Ltd...........................................  12,960      3,909
    Beach Energy, Ltd................................................. 199,096    228,206
   *Beadell Resources, Ltd............................................  24,307     16,599
    Bendigo and Adelaide Bank, Ltd....................................  88,314    757,590
    BHP Billiton, Ltd.................................................   1,925     63,943
    BHP Billiton, Ltd. Sponsored ADR..................................  25,036  1,660,888
   #Billabong International, Ltd......................................  56,082     79,116
   *Biota Holdings, Ltd...............................................  34,184     24,100
    Blackmores, Ltd...................................................   1,011     30,988
   *Blackthorn Resources, Ltd. (6089070)..............................   8,348      9,938
   *Blackthorn Resources, Ltd. (B8K93W5)..............................   2,389      2,875
   *BlueScope Steel, Ltd.............................................. 562,099    155,262
    Boart Longyear, Ltd............................................... 112,356    267,385
    Boral, Ltd........................................................ 168,692    592,742
    Bradken, Ltd......................................................  34,023    176,805
    Brambles, Ltd.....................................................  19,994    130,531
   *Breville Group, Ltd...............................................   1,538      7,705
    Brickworks, Ltd...................................................   6,806     72,148

                                     1093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
    BT Investment Management, Ltd.....................................     6,143 $   11,309
    Cabcharge Australia, Ltd..........................................    23,347    136,993
   #Caltex Australia, Ltd.............................................    27,789    411,362
    Campbell Brothers, Ltd............................................     8,655    423,591
    Cardno, Ltd.......................................................    18,145    158,658
   *Carnarvon Petroleum, Ltd..........................................    87,903      9,612
   #carsales.com, Ltd.................................................    15,227    100,509
    Cash Converters International, Ltd................................     2,126      1,600
    Cedar Woods Properties, Ltd.......................................     1,721      6,667
    Challenger, Ltd...................................................    74,729    261,782
    Clough, Ltd.......................................................    65,000     47,651
  #*Coal of Africa, Ltd...............................................    52,185     23,042
    Coca-Cola Amatil, Ltd.............................................    11,801    172,349
    Cochlear, Ltd.....................................................     2,204    152,145
   *Cockatoo Coal, Ltd................................................   135,281     23,216
   *Coffey International, Ltd.........................................    48,876     17,813
    Commonwealth Bank of Australia NL.................................    51,776  3,117,166
    Computershare, Ltd................................................     7,697     61,748
    Consolidated Media Holdings, Ltd..................................    33,116    117,711
    Credit Corp. Group, Ltd...........................................     3,280     22,328
    Crown, Ltd........................................................    36,305    321,130
    CSG, Ltd..........................................................     5,879      4,457
    CSL, Ltd..........................................................     9,911    443,227
    CSR, Ltd..........................................................    98,183    127,952
   *Cue Energy Resources, Ltd.........................................    65,014     10,851
    Data#3, Ltd.......................................................     8,941     11,078
   #David Jones, Ltd..................................................   101,808    259,619
    Decmil Group, Ltd.................................................    14,064     38,228
    Devine, Ltd.......................................................    13,350      7,421
   *Downer EDI, Ltd...................................................    80,333    254,399
   *Drillsearch Energy, Ltd. (6280271)................................    59,284     71,464
   *Drillsearch Energy, Ltd. (B8JXF22)................................     8,722     10,587
    DUET Group........................................................   133,808    291,711
    DuluxGroup, Ltd...................................................    15,629     50,336
    DWS, Ltd..........................................................    11,284     18,326
    Echo Entertainment Group, Ltd.....................................   175,482    769,277
   *Elders, Ltd.......................................................   103,979     25,004
    Emeco Holdings, Ltd...............................................   102,809     81,625
   *Energy Resources of Australia, Ltd................................    20,010     29,022
   *Energy World Corp., Ltd...........................................   122,411     60,752
    Envestra, Ltd.....................................................   167,485    150,790
    Euroz, Ltd........................................................     3,934      4,040
   *Evolution Mining, Ltd.............................................    29,661     47,906
    Fairfax Media, Ltd................................................   471,068    258,199
    Finbar Group, Ltd.................................................       595        652
    FKP Property Group, Ltd...........................................   202,190     79,279
    Fleetwood Corp., Ltd..............................................     6,057     82,894
   #Flight Centre, Ltd................................................     9,755    216,765
   *Focus Minerals, Ltd............................................... 1,002,633     36,744
    Forge Group, Ltd..................................................     5,619     25,250
    Fortescue Metals Group, Ltd.......................................    22,863     98,141
   *Gindalbie Metals, Ltd.............................................    30,416     12,647
    Goodman Fielder, Ltd..............................................   353,257    179,620
   *GrainCorp, Ltd....................................................    40,292    388,130
    Grange Resources, Ltd.............................................   167,580     62,749
   *Gryphon Minerals, Ltd.............................................    24,451     17,376
    GUD Holdings, Ltd.................................................    11,256    100,466
   *Gunns, Ltd........................................................   133,137     22,386
    GWA Group, Ltd....................................................    36,918     81,350
   #Harvey Norman Holdings, Ltd.......................................   109,034    228,259
   *Hastie Group, Ltd.................................................     2,637         --

                                     1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
    HFA Holdings, Ltd.................................................  13,456 $    9,969
   *Highlands Pacific, Ltd............................................  48,954      8,650
    Hills Holdings, Ltd...............................................  39,391     44,244
  #*Horizon Oil, Ltd.................................................. 133,673     38,121
   *Icon Energy, Ltd..................................................  52,698     11,537
    iiNet, Ltd........................................................  27,956     95,206
    Iluka Resources, Ltd..............................................  20,683    204,261
    Imdex, Ltd........................................................  46,977     76,848
    IMF Australia, Ltd................................................   1,965      3,134
    Incitec Pivot, Ltd................................................ 211,711    686,359
    Independence Group NL.............................................  48,028    156,679
    Industrea, Ltd....................................................  45,486     59,589
   *Infigen Energy, Ltd...............................................  86,150     20,274
    Insurance Australia Group, Ltd.................................... 247,250    975,005
   *Integra Mining, Ltd............................................... 151,656     49,314
    Invocare, Ltd.....................................................  12,546    117,215
    IOOF Holdings, Ltd................................................  38,169    249,381
    Iress, Ltd........................................................   8,789     61,722
    James Hardie Industries SE........................................  28,661    250,352
    James Hardie Industries SE Sponsored ADR..........................   1,236     53,988
   #JB Hi-Fi, Ltd.....................................................   6,986     64,630
    Jetset Travelworld, Ltd...........................................  25,000     11,695
   *Kagara, Ltd.......................................................  60,876      7,677
   #Kingsgate Consolidated, Ltd.......................................  34,084    143,956
    Kingsrose Mining, Ltd.............................................  24,610     29,498
    Leighton Holdings, Ltd............................................   4,219     75,379
    Lend Lease Group NL...............................................  68,655    580,703
   *Linc Energy, Ltd..................................................  53,155     29,575
   *M2 Telecommunications Group, Ltd..................................   4,476     15,181
    MacMahon Holdings, Ltd............................................ 117,721     74,157
   *Macquarie Atlas Roads Group NL....................................  61,956     84,658
    Macquarie Group, Ltd..............................................  45,640  1,187,511
    Matrix Composites & Engineering, Ltd..............................   2,049      4,108
    McMillan Shakespeare, Ltd.........................................   5,584     69,369
    McPherson's, Ltd..................................................   4,994      9,063
    Medusa Mining, Ltd................................................  11,455     57,668
    Melbourne IT, Ltd.................................................  27,781     51,905
    Mermaid Marine Australia, Ltd.....................................  28,992     79,442
   *Mesoblast, Ltd....................................................   5,809     38,205
   *Metals X, Ltd..................................................... 100,801     12,671
    Metcash, Ltd......................................................  69,253    247,728
   *Metgasco, Ltd.....................................................  12,958      2,562
   *Miclyn Express Offshore, Ltd......................................   4,019      7,889
    Mincor Resources NL...............................................  34,793     23,307
   *Mineral Deposits, Ltd.............................................  17,126     81,360
    Mineral Resources, Ltd............................................  23,936    199,394
  #*Mirabela Nickel, Ltd.............................................. 113,042     31,207
   *Molopo Energy, Ltd................................................  25,864     11,349
    Monadelphous Group, Ltd...........................................   4,671    106,113
    Mortgage Choice, Ltd..............................................  10,686     16,242
    Mount Gibson Iron, Ltd............................................ 119,718    119,063
    Myer Holdings, Ltd................................................ 149,079    285,775
    National Australia Bank, Ltd...................................... 137,265  3,581,518
    Navitas, Ltd......................................................  20,111     81,753
    New Hope Corp., Ltd...............................................  25,345    107,938
   *Newcrest Mining, Ltd..............................................  38,639    944,924
   *Nexus Energy, Ltd................................................. 252,869     35,368
   *NIB Holdings, Ltd.................................................  74,922    123,346
    Norfolk Group, Ltd................................................   4,633      4,948
   *Northern Iron, Ltd................................................   2,017      2,477
   *Northern Star Resources, Ltd......................................  38,476     35,482

                                     1095

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
   *Norton Gold Fields, Ltd........................................... 129,944 $   36,201
    NRW Holdings, Ltd.................................................  33,424    100,517
    Nufarm, Ltd.......................................................  38,282    218,415
    Oakton, Ltd.......................................................   1,390      1,770
    Oil Search, Ltd...................................................  35,591    259,735
   *OPUS Group, Ltd...................................................   1,248        697
    Orica, Ltd........................................................  15,629    406,444
    Origin Energy, Ltd................................................ 139,363  1,720,193
    OrotonGroup, Ltd..................................................   2,881     23,636
    OZ Minerals, Ltd..................................................  73,491    579,375
    Pacific Brands, Ltd............................................... 194,501    105,837
   *Paladin Energy, Ltd............................................... 155,585    188,448
   *PanAust, Ltd......................................................  63,960    158,215
    Panoramic Resources, Ltd..........................................  62,268     38,555
    Patties Foods, Ltd................................................   1,438      2,415
    Peet, Ltd.........................................................  17,958     12,430
   *Perilya, Ltd......................................................  49,865     13,294
    Perpetual Trustees Australia, Ltd.................................   5,773    144,039
   *Perseus Mining, Ltd...............................................  16,940     40,265
    Platinum Asset Mangement, Ltd.....................................  14,428     54,677
    PMP, Ltd..........................................................  73,062     25,329
    Premier Investments, Ltd..........................................  10,054     51,527
    Primary Health Care, Ltd..........................................  87,671    277,009
   *Prime Aet&D Holdings No.1, Ltd....................................       4         --
    Prime Media Group, Ltd............................................  39,708     28,789
    PrimeAg, Ltd......................................................  14,476     16,188
    Programmed Maintenance Service, Ltd...............................  22,341     50,149
   *Qantas Airways, Ltd............................................... 212,615    253,224
    QBE Insurance Group, Ltd..........................................  96,780  1,420,477
    QR National, Ltd..................................................  47,048    157,550
   *Ramelius Resources, Ltd...........................................  61,433     31,971
    Ramsay Health Care, Ltd...........................................   9,989    248,537
    RCR Tomlinson, Ltd................................................  12,962     22,649
    REA Group, Ltd....................................................   1,757     25,222
   *Red Fork Energy, Ltd..............................................  13,449     10,505
    Redflex Holdings, Ltd.............................................   4,333      9,302
    Reece Australia, Ltd..............................................     591     11,193
   *Reed Resources, Ltd...............................................  19,892      3,752
   *Regis Resources, Ltd..............................................  16,161     76,654
    Reject Shop, Ltd. (The)...........................................   2,325     23,968
   *Resolute Mining, Ltd..............................................  80,829    114,416
    Retail Food Group, Ltd............................................   3,418      9,326
   *Rex Minerals, Ltd.................................................   5,211      4,385
  #*Rialto Energy, Ltd................................................  66,906     12,191
    Ridley Corp., Ltd.................................................  46,015     50,326
    Rio Tinto, Ltd....................................................  20,526  1,136,667
   *Roc Oil Co., Ltd.................................................. 146,774     42,726
    Ruralco Holdings, Ltd.............................................   1,300      4,845
    SAI Global, Ltd...................................................  24,140    113,204
   *Salinas Energy, Ltd...............................................  89,920     36,880
    Salmat, Ltd.......................................................  11,000     25,980
  #*Samson Oil & Gas, Ltd. Sponsored ADR..............................  12,700     14,478
    Santos, Ltd....................................................... 122,307  1,372,424
   *Saracen Mineral Holdings, Ltd.....................................  60,030     29,906
    Sedgman, Ltd......................................................  11,987     18,313
   #Seek, Ltd.........................................................  14,552     92,475
    Select Harvests, Ltd..............................................   2,843      3,872
   *Senex Energy, Ltd.................................................  64,502     41,465
    Servcorp, Ltd.....................................................   9,992     29,798
   *Seven Group Holdings, Ltd.........................................  22,576    170,870
   *Seven West Media, Ltd.............................................  13,364     21,692

                                     1096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
    Sigma Pharmaceuticals, Ltd........................................ 212,760 $  134,440
   *Silex System, Ltd.................................................   6,346     25,580
   *Silver Lake Resources, Ltd........................................  14,012     39,107
    Sims Metal Management, Ltd........................................  30,961    270,055
    Sims Metal Management, Ltd. Sponsored ADR.........................   4,871     42,475
    Skilled Group, Ltd................................................  27,693     63,746
    SMS Management & Technology, Ltd..................................   8,481     50,827
    Sonic Healthcare, Ltd.............................................  32,742    434,294
    Southern Cross Media Group, Ltd................................... 106,921    131,721
    SP Ausnet, Ltd....................................................  79,713     88,055
    Spark Infrastructure Group, Ltd................................... 102,507    175,229
   *Specialty Fashion Group, Ltd......................................   8,094      4,235
   *St. Barbara, Ltd..................................................  73,276    106,416
   *Starpharma Holdings, Ltd..........................................  16,423     25,095
   *Straits Resources, Ltd............................................  21,527      2,585
    STW Communications Group, Ltd.....................................  56,702     55,343
    Suncorp Group, Ltd................................................ 168,236  1,492,173
  #*Sundance Energy Australia, Ltd....................................  22,232      9,698
   *Sunland Group, Ltd................................................  21,844     20,179
    Super Retail Group, Ltd...........................................  25,199    202,210
    Sydney Airport, Ltd...............................................  28,742     94,846
    TABCORP Holdings, Ltd............................................. 126,973    432,155
   *Tanami Gold NL....................................................   5,827      4,549
   *Tap Oil, Ltd......................................................  49,618     32,941
    Tassal Group, Ltd.................................................  24,227     32,172
    Tatts Group, Ltd.................................................. 298,083    907,070
    Telstra Corp., Ltd................................................  58,938    247,524
    Telstra Corp., Ltd. ADR...........................................     600     12,612
   #Ten Network Holdings, Ltd......................................... 203,664    101,076
  #*Texon Petroleum, Ltd..............................................  20,289     10,047
    TFS Corp., Ltd....................................................  27,337     12,017
   *Thakral Holdings Group, Ltd.......................................  22,865     18,242
    Thorn Group, Ltd..................................................  26,760     44,690
    Toll Holdings, Ltd................................................ 155,668    653,918
    Tox Free Solutions, Ltd...........................................  21,710     56,926
    TPG Telecom, Ltd..................................................  80,192    162,565
    Transfield Services, Ltd..........................................  93,011    179,320
   *Transpacific Industries Group, Ltd................................ 193,570    156,151
    Transurban Group, Ltd.............................................  38,642    248,227
   *Treasury Wine Estates, Ltd........................................  60,741    280,836
    Troy Resources, Ltd...............................................  16,220     67,544
    Trust Co., Ltd. (The).............................................   1,137      6,314
    UGL, Ltd..........................................................  32,904    448,970
    UXC, Ltd..........................................................  31,427     20,874
    Village Roadshow, Ltd.............................................   6,668     22,022
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 312,963    132,514
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 312,963      1,644
    Washington H. Soul Pattinson & Co., Ltd...........................   9,507    131,192
    Watpac, Ltd.......................................................  32,558     24,870
    WDS, Ltd..........................................................  33,762     16,941
    Webjet, Ltd.......................................................  12,221     43,730
    Wesfarmers, Ltd...................................................  69,797  2,382,092
    Western Areas NL..................................................  11,269     41,170
    Westpac Banking Corp.............................................. 129,797  3,148,226
    Whitehaven Coal, Ltd..............................................  24,481     93,729
    WHK Group, Ltd....................................................  37,000     34,593
    Wide Bay Australia, Ltd...........................................   1,410     10,163
    Woodside Petroleum, Ltd...........................................  12,078    425,961
    Woolworths, Ltd...................................................  11,286    338,156
    WorleyParsons, Ltd................................................   5,578    152,124
   *Yancoal Australia, Ltd. (B7TY454).................................  11,151     29,062

                                     1097

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
AUSTRALIA -- (Continued)
   *Yancoal Australia, Ltd. (B84LB45).................................  11,151 $     9,785
                                                                               -----------
TOTAL AUSTRALIA.......................................................          61,084,625
                                                                               -----------
AUSTRIA -- (0.3%)
    Agrana Beteiligungs AG............................................     753      84,236
    Andritz AG........................................................   3,122     170,669
   *A-TEC Industries AG...............................................   3,557          --
    Atrium European Real Estate, Ltd..................................  17,616      78,606
   *Austria Technologie & Systemtechnik AG............................     770       5,947
    CA Immobilien Anlagen AG..........................................   5,017      49,573
   *Erste Group Bank AG...............................................  24,051     434,564
    EVN AG............................................................   3,428      42,448
    Flughafen Wien AG.................................................   2,248      87,582
   *Immofinanz AG.....................................................  85,673     280,123
   *Intercell AG......................................................   4,255      10,036
   *Kapsch TrafficCom AG..............................................     655      47,113
    Lenzing AG........................................................     662      57,929
    Mayr-Melnhof Karton AG............................................   1,048      92,219
    Oesterreichischen Post AG.........................................   3,093      98,546
    OMV AG............................................................  18,845     591,287
    Palfinger AG......................................................     168       3,298
    Raiffeisen Bank International AG..................................   7,285     239,769
   #RHI AG............................................................   3,366      74,341
    S IMMO AG.........................................................   4,858      26,806
    Schoeller-Bleckmann Oilfield Equipment AG.........................   1,205     101,188
    Semperit Holding AG...............................................     982      33,305
    Strabag SE........................................................   2,456      55,392
    Telekom Austria AG................................................  15,824     143,901
   *Uniqa Versicherungen AG...........................................   2,631      29,333
    Verbund AG........................................................   2,572      49,194
    Vienna Insurance Group AG Wiener Versicherung Gruppe..............   7,150     278,128
    Voestalpine AG....................................................  17,303     469,958
    Wienerberger AG...................................................  24,004     201,803
    Zumtobel AG.......................................................   2,513      26,938
                                                                               -----------
TOTAL AUSTRIA.........................................................           3,864,232
                                                                               -----------
BELGIUM -- (0.7%)
   *Ablynx NV.........................................................   6,382      22,175
    Ackermans & van Haaren NV.........................................   4,706     359,664
    Ageas............................................................. 535,828   1,062,728
   *Agfa-Gevaert NV...................................................  35,268      54,119
    Anheuser-Busch InBev NV...........................................   5,871     464,534
    Anheuser-Busch InBev NV Sponsored ADR.............................  13,736   1,088,166
    Arseus NV.........................................................   4,228      68,734
    Banque Nationale de Belgique......................................      39     104,915
    Barco NV..........................................................   2,305     132,185
    Bekaert NV........................................................   4,014     103,518
    Belgacom SA.......................................................   5,268     151,571
    Colruyt SA........................................................   2,370     107,481
    Compagnie d'Entreprises SA........................................   1,545      80,452
    Compagnie Immobiliere de Belgique SA..............................     189       5,937
    Compagnie Maritime Belge SA.......................................   3,221      67,281
   *Deceuninck NV.....................................................  18,601      24,217
    Delhaize Group SA Sponsored ADR...................................   9,749     349,502
  #*Dexia SA..........................................................  98,638      26,649
    D'ieteren SA......................................................   5,700     236,602
    Econocom Group SA.................................................   2,034      42,323
    Elia System Operator SA...........................................   3,684     146,412
   *Euronav SA........................................................   5,837      37,270
    EVS Broadcast Equipment SA........................................   1,521      71,679
    Exmar NV..........................................................   8,774      62,177

                                     1098

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
BELGIUM -- (Continued)
   *Galapagos NV.........................................................   6,113 $  109,813
   *Ion Beam Applications SA.............................................   3,199     16,347
    KBC Groep NV.........................................................  20,055    418,898
    Kinepolis Group NV...................................................   1,570    135,047
    Lotus Bakeries NV....................................................      19     11,911
    Melexis NV...........................................................   2,127     31,718
    Mobistar SA..........................................................   1,159     35,734
    Nyrstar NV...........................................................  26,530    127,103
    Recticel SA..........................................................   6,887     42,938
    Resilux SA...........................................................     348     20,926
    Roularta Media Group NV..............................................   1,508     25,704
    Sioen Industries NV..................................................   4,172     24,619
    Sipef NV.............................................................   1,027     78,848
    Solvay SA............................................................   8,168    848,048
    Telenet Group Holding NV.............................................   4,618    203,387
    Tessenderlo Chemie NV................................................   5,510    144,280
   *ThromboGenics NV.....................................................   2,876     92,819
    UCB SA...............................................................  15,172    759,020
    Umicore SA...........................................................  11,188    495,040
    Van de Velde NV......................................................     560     25,327
                                                                                  ----------
TOTAL BELGIUM............................................................          8,517,818
                                                                                  ----------
BRAZIL -- (2.0%)
    AES Tiete SA.........................................................   3,400     40,700
    Aliansce Shopping Centers SA.........................................  14,656    134,387
    All America Latina Logistica SA......................................  86,800    402,825
    Amil Participacoes SA................................................  12,785    123,033
    Anhanguera Educacional Participacoes SA..............................  26,017    369,459
   *Arezzo Industria e Comercio SA.......................................   5,000     78,689
   *B2W Cia Global Do Varejo SA..........................................   5,500     18,090
    Banco Alfa de Investimento SA........................................  14,300     38,939
    Banco Bradesco SA....................................................  55,648    704,426
    Banco do Brasil SA...................................................  63,797    674,644
    Banco Santander Brasil SA ADR........................................ 102,545    782,418
    Bematech SA..........................................................   6,000     11,009
    BM&F Bovespa SA...................................................... 255,055  1,435,089
    BR Malls Participacoes SA............................................  48,200    563,807
    Brasil Brokers Participacoes SA......................................  23,200     71,778
    BRF - Brasil Foods SA................................................   9,416    134,449
    BRF - Brasil Foods SA ADR............................................  31,160    448,081
    Brookfield Incorporacoes SA..........................................  48,600     73,759
   *Camargo Correa Desenvolvimento Imobiliario SA........................  12,400     32,797
    CCR SA...............................................................  21,200    177,012
   *CCX Carvao da Colombia SA............................................   6,100     12,651
   #Centrais Eletricas Brasileiras SA ADR................................   2,700     26,055
    Centrais Eletricas Brasileiras SA Sponsored ADR......................   2,800     19,124
    Centrais Eletricas Brasilerias SA....................................   3,500     24,014
    CETIP SA - Mercados Organizados......................................   9,194    115,890
    Cia de Saneamento Basico do Estado de Sao Paulo ADR..................   4,300    362,920
    Cia de Saneamento de Minas Gerais-Copasa SA..........................  10,400    254,367
    Cia Energetica de Minas Gerais SA....................................   1,719     27,678
    Cia Hering SA........................................................   9,177    182,268
   *Cia Paranaense de Energia SA.........................................   1,200     21,146
    Cia Siderurgica Nacional SA Sponsored ADR............................  31,622    163,802
    Cielo SA.............................................................   7,453    217,828
    Cosan SA Industria e Comercio........................................  29,400    446,768
    CPFL Energia SA......................................................   8,400     97,396
    Cremer SA............................................................  10,900     81,915
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..............  60,900    445,784
    Cyrela Commercial Properties SA Empreendimentos e Participacoes......     300      3,953
    Diagnosticos da America SA...........................................  42,169    237,473

                                     1099

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
BRAZIL -- (Continued)
    Direcional Engenharia SA..........................................   7,900 $   37,202
    Duratex SA........................................................  42,840    249,823
    EcoRodovias Infraestrutura e Logistica SA.........................  11,954     96,136
    Embraer SA........................................................  55,700    354,988
    Embraer SA ADR....................................................  20,543    521,381
    Energias do Brazil SA.............................................  51,600    341,700
    Equatorial Energia SA.............................................  11,000     82,237
    Estacio Participacoes SA..........................................  13,584    167,115
    Eternit SA........................................................  24,972    130,758
    Even Construtora e Incorporadora SA...............................  32,400    102,930
    EZ Tec Empreendimentos e Participacoes SA.........................  13,000    137,981
   *Fibria Celulose SA................................................  10,683     81,327
   *Fibria Celulose SA Sponsored ADR..................................  39,481    303,609
    Fleury SA.........................................................   5,600     59,165
   *Gafisa SA.........................................................  10,200     12,693
   *Gafisa SA ADR.....................................................  24,000     58,800
   *General Shopping Brasil SA........................................   6,700     29,066
    Gerdau SA.........................................................  29,700    218,416
    Grendene SA.......................................................  20,200    114,150
    Guararapes Confeccoes SA..........................................   1,200     50,484
    Helbor Empreendimentos SA.........................................  27,366    121,392
   *Hypermarcas SA....................................................  71,798    460,738
   *IdeiasNet SA......................................................  15,400     12,926
    Iguatemi Empresa de Shopping Centers SA...........................   6,500    138,456
    Iochpe-Maxion SA..................................................   8,800     95,421
    Itau Unibanco Holding SA..........................................  13,673    190,162
   *JBS SA............................................................ 107,864    284,767
    JHSF Participacoes SA.............................................  23,200     70,306
    JSL SA............................................................  14,000     69,686
   *Kepler Weber SA................................................... 145,000     16,982
   *Kroton Educacional SA Common Shares...............................   1,133      1,106
   *Kroton Educacional SA Unit Shares.................................  12,488    188,917
    Light SA..........................................................  14,507    179,108
    Localiza Rent a Car SA............................................   6,900    111,453
   *Log-in Logistica Intermodal SA....................................   5,000     15,543
    Lojas Americanas SA...............................................  32,963    216,677
    Lojas Renner SA...................................................   8,000    238,025
    LPS Brasil Consultoria de Imoveis SA..............................   2,300     40,294
   *Lupatech SA.......................................................   2,100      3,238
   *M. Dias Branco SA.................................................   6,316    177,225
    Magnesita Refratarios SA..........................................  13,123     38,616
    Mahle-Metal Leve SA Industria e Comercio..........................   6,900     74,717
   *Marfrig Alimentos SA..............................................  27,500    129,636
    Marisa Lojas SA...................................................   3,200     35,089
    Mills Estruturas e Servicos de Engenharia SA......................   8,457    115,060
    Minerva SA........................................................  15,200     68,760
   *MMX Mineracao e Metalicos SA......................................  50,026    140,860
   *MPX Energia SA....................................................   6,100     99,692
    MRV Engenharia e Participacoes SA.................................  58,000    318,417
    Multiplan Empreendimentos Imobiliarios SA.........................   9,675    243,386
   *Multiplus SA......................................................   2,600     62,856
    Natura Cosmeticos SA..............................................   6,100    159,347
    Obrascon Huarte Lain Brasil SA....................................  15,270    131,597
   *OdontoPrev SA.....................................................  51,900    250,484
    Oi SA.............................................................  10,606     60,451
    Oi SA ADR (670851104).............................................   2,918     16,399
   #Oi SA ADR (670851203).............................................  23,991    356,266
   *OSX Brasil SA.....................................................  15,000     87,839
   *Paranapanema SA...................................................  28,800     32,184
    PDG Realty SA Empreendimentos e Participacoes..................... 208,547    353,142
    Petroleo Brasileiro SA ADR........................................  90,141  1,769,468

                                     1100

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CONTINUED

                                                                                            SHARES     VALUE++
                                                                                            ------     -------
BRAZIL -- (Continued)
    Porto Seguro SA.......................................................................  28,377 $   245,384
   *Positivo Informatica SA...............................................................   7,200      19,008
    Profarma Distribuidora de Produtos Farmaceuticos SA...................................   3,400      18,151
   *QGEP Participacoes SA.................................................................   3,500      14,911
    Raia Drogasil SA......................................................................  14,250     160,080
    Redecard SA...........................................................................  11,163     180,040
    Restoque Comercio e Confeccoes de Roupas SA...........................................   6,600      34,140
    Rodobens Negocios Imobiliarios SA.....................................................   4,000      19,032
    Rossi Residencial SA..................................................................  35,100      80,505
    Santos Brasil Participacoes SA........................................................   5,850      91,324
    Sao Martinho SA.......................................................................   9,800     105,212
    SLC Agricola SA.......................................................................  15,400     170,218
    Sonae Sierra Brasil SA................................................................   1,337      18,432
    Souza Cruz SA.........................................................................   7,500     106,249
   *Springs Global Participacoes SA.......................................................  10,400      13,398
    Sul America SA........................................................................  32,877     199,103
    Tecnisa SA............................................................................  24,255      86,405
    Tegma Gestao Logistica SA.............................................................   3,550      59,248
    Telefonica Brasil SA..................................................................   3,673      77,701
   *Tempo Participacoes SA................................................................  15,600      28,243
    Tim Participacoes SA..................................................................  12,200      50,843
    Tim Participacoes SA ADR..............................................................   6,220     131,553
    Totvs SA..............................................................................  17,500     321,955
    Tractebel Energia SA..................................................................   2,700      48,461
    Triunfo Participacoes e Investimentos SA..............................................   4,800      18,739
    Usinas Siderurgicas de Minas Gerais SA................................................  18,960      76,517
    Vale SA Sponsored ADR.................................................................  61,900   1,117,295
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA.......  10,175     159,090
   *Vanguarda Agro SA..................................................................... 182,880      33,020
   *Viver Incorporadora e Construtora SA..................................................  38,650      27,726
    WEG SA................................................................................  22,128     202,469
                                                                                                   -----------
TOTAL BRAZIL..............................................................................          23,297,524
                                                                                                   -----------
CANADA -- (8.2%)
   *5N Plus, Inc..........................................................................   7,800      16,022
    Aastra Technologies, Ltd..............................................................   1,700      28,818
   *Absolute Software Corp................................................................   6,980      34,731
   *Advantage Oil & Gas, Ltd..............................................................  30,765     120,563
    Aecon Group, Inc......................................................................  13,100     157,276
  #*AEterna Zentaris, Inc.................................................................  14,956       6,264
    AG Growth International, Inc..........................................................   2,000      65,812
    AGF Management, Ltd. Class B..........................................................  19,800     234,950
    Agnico-Eagle Mines, Ltd...............................................................  12,350     541,979
    Agrium, Inc...........................................................................  11,437   1,087,875
    Aimia, Inc............................................................................  38,180     507,874
   *Ainsworth Lumber Co., Ltd.............................................................   7,780      14,895
   *Air Canada Class A....................................................................   4,133       4,698
    Alamos Gold, Inc......................................................................   9,100     142,645
   *Alexco Resource Corp..................................................................   4,900      20,179
    Algoma Central Corp...................................................................     360      41,911
    Algonquin Power & Utilities Corp......................................................  34,927     229,863
    Alimentation Couche-Taro, Inc. Class B................................................  15,485     733,447
    Alliance Grain Traders, Inc...........................................................   4,411      61,447
    AltaGas, Ltd..........................................................................  12,693     394,896
   *Alterra Power Corp....................................................................  20,706       9,394
   *Altius Minerals Corp..................................................................   2,400      27,402
    Amerigo Resources, Ltd................................................................  42,500      23,732
   *Anderson Energy, Ltd..................................................................  30,500       9,428
   *Angle Energy, Inc.....................................................................  13,695      50,254
   *Antrim Energy, Inc....................................................................  36,800      23,118
    ARC Resources, Ltd....................................................................  22,283     556,158

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
   *Argonaut Gold, Inc................................................ 16,193 $  134,181
   *Arsenal Energy, Inc............................................... 42,000     17,590
    Astral Media, Inc. Class A........................................ 11,343    556,263
    Atco, Ltd. Class I................................................  3,600    264,566
   *Atna Resource, Ltd................................................  4,600      4,358
   *Atrium Innovations, Inc...........................................  6,300     71,427
   *ATS Automation Tooling System, Inc................................ 19,657    159,945
   *Aura Minerals, Inc................................................ 21,224      9,947
   *AuRico Gold, Inc.................................................. 53,863    349,652
   *Aurizon Mines, Ltd................................................ 20,000     88,747
    AutoCanada, Inc...................................................  2,911     40,609
    AvenEx Energy Corp................................................  9,077     26,973
   *Avion Gold Corp................................................... 48,077     23,970
   *B2Gold Corp....................................................... 29,400     94,399
   *Ballard Power Systems, Inc........................................ 23,900     24,785
    Bank of Montreal.................................................. 41,418  2,372,289
    Bank of Nova Scotia............................................... 42,381  2,212,340
   *Bankers Petroleum, Ltd............................................ 18,459     44,728
    Barrick Gold Corp. (067901108)....................................  4,400    144,672
    Barrick Gold Corp. (2024644)...................................... 29,995    987,321
    Baytex Energy Corp................................................  1,522     63,105
    BCE, Inc.......................................................... 21,200    902,245
    Bell Aliant, Inc..................................................  8,152    202,814
   *Bellatrix Exploration, Ltd........................................ 27,800    100,073
   *Birchcliff Energy, Ltd............................................ 11,600     80,622
    Bird Construction, Inc............................................  2,700     36,966
    Black Diamond Group, Ltd..........................................  4,394     94,772
   *BlackPearl Resources, Inc......................................... 39,100    117,746
   *BNK Petroleum, Inc................................................ 10,581      7,913
    Bombardier, Inc. Class A..........................................  7,100     26,408
    Bombardier, Inc. Class B.......................................... 54,332    195,581
    Bonavista Energy Corp............................................. 22,952    417,226
    Bonterra Energy Corp..............................................    800     37,318
   *Boralex, Inc. Class A.............................................  4,200     36,604
   *Brigus Gold Corp.................................................. 24,906     20,117
    Brookfield Asset Management, Inc. Class A.........................  9,700    329,056
    Brookfield Office Properties, Inc.................................  8,100    138,520
   *C&C Energia, Ltd..................................................  4,900     30,733
    CAE, Inc.......................................................... 26,952    271,710
    Calfrac Well Services, Ltd........................................  6,147    145,270
    Calian Technologies, Ltd..........................................  1,800     37,513
   *Calvalley Petroleums, Inc. Class A................................ 10,000     24,630
    Cameco Corp....................................................... 44,846    939,090
    Canaccord Financial, Inc. (B01R1T5)............................... 15,582     71,474
    Canaccord Financial, Inc. (B0BV8K7)...............................  2,157     10,098
    Canada Bread Co., Ltd.............................................    900     38,814
    Canadian Energy Services & Technology Corp........................  2,100     22,050
    Canadian Helicopters Group, Inc...................................    200      5,887
    Canadian Imperial Bank of Commerce................................ 18,241  1,334,175
    Canadian National Railway Co......................................  6,500    573,421
    Canadian National Resources, Ltd.................................. 41,220  1,124,163
    Canadian Oil Sands, Ltd........................................... 10,508    211,449
    Canadian Pacific Railway, Ltd..................................... 13,872  1,127,493
    Canadian Tire Corp. Class A.......................................  9,261    612,352
    Canadian Utilities, Ltd. Class A.................................. 10,340    721,743
    Canadian Western Bank............................................. 13,804    361,601
   *Canadian Zinc Corp................................................    679        271
   *Canam Group, Inc. Class A.........................................  4,700     21,559
  #*Canfor Corp....................................................... 20,004    236,374
    Canfor Pulp Products, Inc.........................................  7,802     66,907
    CanWel Building Materials Group, Ltd..............................  2,200      4,826

                                     1102

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
    Canyon Services Group, Inc........................................   4,100 $   40,393
    Capital Power Corp................................................   4,824    103,517
    Capstone Infrastructure Corp......................................  14,438     63,779
   *Capstone Mining Corp..............................................  51,365    115,243
    Cascades, Inc.....................................................  15,187     72,085
    Cash Store Financial Services, Inc. (The).........................   2,500     14,883
   *Catamaran Corp....................................................   6,160    523,218
    Cathedral Energy Services, Ltd....................................   6,216     35,331
    CCL Industries, Inc. Class B......................................   5,735    198,153
   *Celestica, Inc....................................................  43,600    332,157
   *Celtic Exploration, Ltd...........................................  11,800    206,031
    Cenovus Energy, Inc...............................................  20,055    612,939
    Centerra Gold, Inc................................................   5,500     39,542
   *Cequence Energy, Ltd..............................................  19,274     27,868
   *CGI Group, Inc. Class A...........................................  27,460    647,036
  #*China Gold International Resources Corp., Ltd.....................  11,675     27,009
   *Chinook Energy, Inc...............................................   5,456      8,542
    Churchill Corp. Class A (The).....................................   4,006     32,996
    CI Financial Corp.................................................   4,800    106,784
    Cineplex, Inc.....................................................   8,595    257,117
   *Claude Resources, Inc.............................................  32,900     22,965
    CML HealthCare, Inc...............................................   5,885     55,044
    Cogeco Cable, Inc.................................................   2,800    101,016
    Cogeco, Inc.......................................................     630     19,801
    Colabor Group, Inc................................................   4,766     39,303
   *COM DEV International, Ltd........................................  13,300     40,980
   *Compton Petroleum Corp............................................     233        288
    Computer Modelling Group, Ltd.....................................   1,462     26,941
   *Connacher Oil & Gas, Ltd.......................................... 111,132     53,746
    Constellation Software, Inc.......................................     500     46,114
    Contrans Group, Inc. Class A......................................   2,500     21,813
    Corby Distilleries, Ltd. Class A..................................   1,600     26,963
   *Corridor Resources, Inc...........................................   9,600      8,041
    Corus Entertainment, Inc. Class B.................................  16,562    374,724
   *Cott Corp.........................................................  19,200    162,736
    Crescent Point Energy Corp........................................  18,100    719,416
   *Crew Energy, Inc..................................................  23,007    158,756
   *Crocotta Energy, Inc..............................................   5,281     14,376
   *Crown Point Ventures, Ltd.........................................   7,140      2,848
    Davis & Henderson Corp............................................  13,498    245,638
   *DeeThree Exploration, Ltd.........................................  11,400     48,312
   *Delphi Energy Corp................................................  23,300     32,992
   *Denison Mines Corp................................................  78,945    106,273
   *Descartes Systems Group, Inc. (The)...............................   9,700     80,765
    Dollarama, Inc....................................................   5,057    315,164
    Dorel Industries, Inc. Class B....................................   5,700    158,578
   *DragonWave, Inc...................................................   9,100     20,871
   *Duluth Metals, Ltd................................................   2,700      5,385
  #*Dundee Precious Metals, Inc.......................................  19,700    153,420
   *Eastern Platinum, Ltd............................................. 156,800     30,489
   *Eastmain Resources, Inc...........................................   5,600      4,691
    E-L Financial Corp., Ltd..........................................     184     74,308
    Eldorado Gold Corp................................................  39,568    428,093
    Emera, Inc........................................................   3,544    124,818
    Empire Co., Ltd. Class A..........................................   5,512    313,786
    Enbridge Income Fund Holdings, Inc................................   5,225    121,501
    Enbridge, Inc.....................................................  15,478    633,258
    Encana Corp.......................................................  45,510  1,013,804
   *Endeavour Mining Corp.............................................  30,160     70,975
   *Endeavour Silver Corp.............................................   2,400     19,193
    Enerflex, Ltd.....................................................   9,300    106,553

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
   *Energy Fuels, Inc................................................. 87,315 $   20,896
    Enerplus Corp..................................................... 23,115    324,765
    Enghouse Systems, Ltd.............................................  2,022     27,683
   #Ensign Energy Services, Inc....................................... 26,581    391,486
   *Epsilon Energy, Ltd............................................... 14,800     29,959
   *Equal Energy, Ltd.................................................  2,755      8,681
    Equitable Group, Inc..............................................  3,000     79,229
    Essential Energy Services, Ltd.................................... 22,949     48,742
   *Etrion Corp.......................................................  7,034      2,429
    Evertz Technologies, Ltd..........................................  4,665     58,845
   *Excellon Resources, Inc........................................... 14,500      7,663
    Exchange Income Corp..............................................    295      7,575
   *EXFO, Inc.........................................................  5,100     24,156
   *Fairborne Energy, Ltd............................................. 12,865     23,733
    Fairfax Financial Holdings, Ltd...................................  3,130  1,178,217
    Finning International, Inc........................................  8,156    187,380
    Firm Capital Mortgage Investment Corp.............................    500      6,581
    First Capital Realty, Inc.........................................  5,800    107,400
   *First Majestic Silver Corp........................................ 16,200    262,986
    First National Financial Corp.....................................    800     13,442
    First Quantum Minerals, Ltd....................................... 39,500    717,251
   *FirstService Corp.................................................  2,200     58,858
    Fortis, Inc.......................................................  9,300    311,036
   *Fortress Paper, Ltd. Class A......................................  1,649     23,399
   *Fortuna Silver Mines, Inc......................................... 13,100     49,508
    Gamehost, Inc.....................................................  1,100     13,985
   *Garda World Security Corp. Class A................................  1,700     14,731
   *Genesis Land Development Corp..................................... 12,700     40,904
    Genivar, Inc......................................................  3,817     82,251
    Genworth MI Canada, Inc...........................................  7,883    133,473
    George Weston, Ltd................................................  5,160    304,861
    Gildan Activewear, Inc............................................ 16,914    476,969
    Glacier Media, Inc................................................  1,400      2,792
    Glentel, Inc......................................................    800      8,655
   *GLG Life Tech Corp................................................  2,421      1,593
    Gluskin Sheff & Associates, Inc...................................    900     12,968
   *GLV, Inc. Class A.................................................  6,118     11,042
    GMP Capital, Inc..................................................  9,169     44,160
    Goldcorp, Inc. (2676302).......................................... 32,117  1,159,331
    Goldcorp, Inc. (380956409)........................................  4,300    154,972
   *Golden Star Resources, Ltd........................................ 45,600     53,200
   *Gran Tierra Energy, Inc........................................... 51,696    236,610
    Granite Real Estate, Inc..........................................  5,902    210,691
  #*Great Basin Gold, Ltd............................................. 67,300     40,265
   *Great Canadian Gaming Corp........................................ 11,000    107,823
   *Great Panther Silver, Ltd......................................... 14,400     23,549
    Great-West Lifeco, Inc............................................ 14,700    317,790
    Guardian Capital Group, Ltd. Class A..............................  3,750     34,963
   *Guide Exploration, Ltd............................................ 23,908     54,355
   *Guyana Goldfields, Inc............................................  6,900     15,274
   *Hanfeng Evergreen, Inc............................................  6,300     11,622
   *Harry Winston Diamond Corp........................................ 13,700    177,594
   *Heroux-Devtek, Inc................................................  6,091     68,025
   *High River Gold Mines, Ltd........................................ 58,259     82,493
    Home Capital Group, Inc...........................................  4,100    185,447
    Horizon North Logistics, Inc...................................... 10,977     66,769
    HudBay Minerals, Inc.............................................. 33,937    286,630
    Husky Energy, Inc................................................. 21,200    526,591
    IAMGOLD Corp...................................................... 39,526    441,433
    IBI Group, Inc....................................................  1,981     19,675
    IGM Financial, Inc................................................  3,400    133,206

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
   *Imax Corp.........................................................   5,500 $  121,863
   *Imperial Metals Corp..............................................   4,800     40,253
    Imperial Oil, Ltd.................................................   3,300    141,365
    Indigo Books & Music, Inc.........................................   1,800     13,533
    Industrial Alliance Insurance & Financial Services, Inc...........  18,036    401,959
    Inmet Mining Corp.................................................  11,624    462,364
    Innergex Renewable Energy, Inc....................................  12,780    138,396
    Intact Financial Corp.............................................  14,100    906,865
   *International Forest Products, Ltd. Class A.......................   6,940     35,985
   *International Minerals Corp.......................................   4,000     20,741
   *Intertape Polymer Group, Inc......................................  12,470    105,694
   *Ithaca Energy, Inc................................................      88        171
  #*Ivanhoe Energy, Inc...............................................  31,000     20,093
   *Ivanhoe Mines, Ltd................................................   7,759     65,377
  #*Jaguar Mining, Inc................................................  19,700     16,501
    Jean Coutu Group PJC, Inc. Class A (The)..........................  14,900    213,802
    Just Energy Group, Inc............................................  17,846    197,528
   *Katanga Mining, Ltd...............................................  75,489     37,637
   *K-Bro Linen, Inc..................................................   1,229     31,398
    Keyera Corp.......................................................   2,500    112,853
    Killam Properties, Inc............................................   8,635    112,367
    Kinross Gold Corp................................................. 106,281    888,104
   *Kirkland Lake Gold, Inc...........................................   1,800     20,964
   *La Mancha Resources, Inc..........................................   4,400     15,093
    Laurentian Bank of Canada.........................................   5,600    265,523
   *Legacy Oil & Gas, Inc.............................................  26,342    169,948
    Leisureworld Senior Care Corp.....................................   4,223     49,606
    Leon's Furniture, Ltd.............................................   4,744     56,057
    Linamar Corp......................................................   9,842    198,342
    Liquor Stores N.A., Ltd...........................................   3,182     61,873
   #Loblaw Cos., Ltd..................................................  10,647    345,787
   *Lundin Mining Corp................................................  96,536    412,962
    MacDonald Dettweiler & Associates, Ltd............................   5,145    281,914
    Magna International, Inc..........................................  34,872  1,397,870
   *Mainstreet Equity Corp............................................   1,610     50,860
    Major Drilling Group International, Inc...........................   6,000     60,847
    Manitoba Telecom Services, Inc....................................   4,000    135,933
    Manulife Financial Corp........................................... 113,172  1,215,399
    Maple Leaf Foods, Inc.............................................  15,875    158,299
   *Martinrea International, Inc......................................  14,801    121,023
   *MEG Energy Corp...................................................   8,300    337,678
   *MEGA Brands, Inc..................................................   4,100     29,518
    Melcor Developments, Ltd..........................................     100      1,582
   *Mercator Minerals, Ltd............................................  15,420      8,457
    Methanex Corp.....................................................  18,500    507,858
    Metro, Inc........................................................  12,975    720,007
  #*Migao Corp........................................................  14,924     43,008
   *Minera Andes Acquisition Corp.....................................  18,000     53,847
   *Miranda Technologies, Inc.........................................   2,442     41,396
  #*Mood Media Corp...................................................   6,100     16,910
    Morneau Shepell, Inc..............................................   7,175     88,216
    Mullen Group, Ltd.................................................  11,071    242,870
    National Bank of Canada...........................................  18,272  1,360,675
   *New Gold, Inc.....................................................  55,980    569,932
    Newalta Corp......................................................   8,340    103,455
    Nexen, Inc........................................................  62,717  1,593,488
   *Niko Resources, Ltd...............................................   6,443    110,569
   *Norbord, Inc......................................................   3,790     52,796
    Nordion, Inc......................................................  13,200    124,649
   *North American Energy Partners, Inc...............................   3,938     10,485
   *North American Palladium, Ltd.....................................  28,773     48,488

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
CANADA -- (Continued)
    North West Co., Inc. (The)........................................   3,129 $   67,301
    Northland Power, Inc..............................................  14,085    259,411
   *Nuvista Energy, Ltd...............................................  12,210     55,032
   *OceanaGold Corp...................................................  62,461    131,418
    Onex Corp.........................................................  13,600    517,637
   *Open Range Energy Corp............................................   2,932      4,356
   *Open Text Corp....................................................   4,600    207,834
   *Orvana Minerals Corp..............................................  32,351     30,646
   *Pace Oil & Gas, Ltd...............................................     920      2,734
    Pacific Rubiales Energy Corp......................................  23,200    524,912
   *Paladin Labs, Inc.................................................     983     48,618
    Pan American Silver Corp..........................................  29,646    443,728
   *Paramount Resources, Ltd. Class A.................................   3,700     99,690
   *Parex Resources, Inc..............................................   7,700     36,932
    Parkland Fuel Corp................................................   3,228     47,735
    Pason Systems, Inc................................................   2,400     34,797
   *Patheon, Inc......................................................  12,718     32,339
    Pembina Pipeline Corp.............................................   7,889    210,825
    Pengrowth Energy Corp............................................. 104,624    666,645
    Penn West Petroleum, Ltd..........................................  58,540    798,551
    Perpetual Energy, Inc.............................................  13,463     16,915
   *Petaquilla Minerals, Ltd..........................................  21,700      8,114
   #PetroBakken Energy, Ltd. Class A..................................  18,846    233,966
   *Petrobank Energy & Resources, Ltd.................................  19,410    225,484
    Petrominerales, Ltd...............................................   8,779     81,238
    Peyto Exploration & Development Corp..............................   3,951     84,311
    PHX Energy Services Corp..........................................   2,917     23,997
   #Poseidon Concepts Corp............................................   2,591     35,913
    Potash Corp. of Saskatchewan, Inc.................................   6,500    287,780
   *Precision Drilling Corp...........................................  47,071    374,559
    Premium Brands Holdings Corp......................................   3,200     57,979
   *Primero Mining Corp...............................................   9,000     31,052
    Progress Energy Resources Corp....................................  35,457    804,708
    Progressive Waste Solutions, Ltd..................................  23,419    469,384
    Pulse Seismic, Inc................................................   5,388     11,981
   *QLT, Inc..........................................................  15,500    130,294
   *Quebecor, Inc. Class B............................................   9,000    316,977
   *Queenston Mining, Inc.............................................      41        135
   *Questerre Energy Corp.............................................  32,700     22,499
   *Ram Power Corp....................................................  20,360      4,771
    Reitmans Canada, Ltd..............................................   2,400     29,508
    Reitmans Canada, Ltd. Class A.....................................   9,700    116,069
  #*Research In Motion, Ltd...........................................  41,269    295,469
    Richelieu Hardware, Ltd...........................................   2,868    100,066
   *Richmont Mines, Inc...............................................   2,400      8,472
    Ritchie Brothers Auctioneers, Inc.................................   4,100     86,714
   *RMP Energy, Inc...................................................  21,065     38,019
   *Rock Energy, Inc..................................................   8,809      9,926
    Rocky Mountain Dealerships, Inc...................................   1,878     20,412
    Rogers Communications, Inc. Class B...............................   4,600    180,312
    Rogers Sugar, Inc.................................................  15,130     96,406
    RONA, Inc.........................................................  27,468    369,764
    Royal Bank of Canada..............................................  55,774  2,857,524
    Russel Metals, Inc................................................  10,876    279,695
   *San Gold Corp.....................................................  24,300     22,292
   *Sandvine Corp.....................................................  27,400     31,694
    Saputo, Inc.......................................................   4,200    178,956
    Savanna Energy Services Corp......................................  18,200    137,201
   *Scorpio Mining Corp...............................................  19,355     10,229
   *Sears Canada, Inc.................................................     156      1,626
   *Secure Energy Services, Inc.......................................  14,037    117,296

                                     1106

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
    SEMAFO, Inc....................................................... 23,000 $   72,473
    Shaw Communictions, Inc. Class B.................................. 10,510    205,096
    ShawCor, Ltd. Class A............................................. 10,511    371,137
    Sherritt International Corp....................................... 66,432    295,445
    Shoppers Drug Mart Corp........................................... 11,800    486,543
   *Sierra Wireless, Inc..............................................  7,200     67,847
   *Silver Standard Resources, Inc.................................... 11,774    150,396
    Silver Wheaton Corp...............................................  7,500    206,711
   *Sino-Forest Corp.................................................. 40,797         --
    SNC-Lavalin Group, Inc............................................  3,784    149,270
   *Softchoice Corp...................................................  1,700     20,681
   *Sonde Resources Corp..............................................  8,700     14,921
   *Southern Pacific Resource Corp.................................... 77,683    108,447
   *SouthGobi Resources, Ltd.......................................... 15,700     61,682
   *Sprott Resource Corp.............................................. 16,255     64,511
    Sprott Resource Lending Corp...................................... 23,054     32,184
    Sprott, Inc.......................................................  1,097      5,469
    Stantec, Inc......................................................  8,271    237,610
    Stella-Jones, Inc.................................................    500     27,671
    Student Transportation, Inc.......................................  8,498     53,301
    Sun Life Financial, Inc........................................... 54,557  1,184,875
    Suncor Energy, Inc................................................ 99,388  3,038,576
   *SunOpta, Inc. (2817510)...........................................  4,800     25,368
   *SunOpta, Inc. (8676EP108).........................................  9,100     48,594
    Superior Plus Corp................................................ 19,700    144,580
   *Surge Energy, Inc.................................................  8,094     56,416
    Talisman Energy, Inc.............................................. 73,400    907,573
   *Taseko Mines, Ltd................................................. 32,090     81,277
    Teck Resources, Ltd. Class B...................................... 43,200  1,211,762
    Telus Corp........................................................    300     18,733
    Telus Corp. Non-Voting............................................ 12,332    756,386
   *Tembec, Inc.......................................................  8,992     19,547
   *Teranga Gold Corp. (B4L8QT1)...................................... 13,832     24,097
   *Teranga Gold Corp. (B5TDK82)......................................  7,080     11,649
   *Tethys Petroleum, Ltd.............................................  4,500      2,603
  #*Thompson Creek Metals Co., Inc.................................... 29,340     81,919
    Thomson Reuters Corp.............................................. 24,281    688,589
    Tim Hortons, Inc..................................................  5,075    269,881
    TMX Group, Inc....................................................  2,120    104,642
   *Torex Gold Resources, Inc......................................... 31,324     60,908
    Toromont Industries, Ltd..........................................  9,571    198,988
    Toronto Dominion Bank............................................. 55,000  4,328,264
    Torstar Corp. Class B............................................. 12,400    112,519
    Total Energy Services, Inc........................................  4,600     65,134
   *Tourmaline Oil Corp...............................................  8,926    258,563
    TransAlta Corp.................................................... 39,370    614,389
    TransCanada Corp.................................................. 44,102  2,008,414
    Transcontinental, Inc. Class A.................................... 14,411    139,677
    TransForce, Inc................................................... 11,700    207,435
   *TransGlobe Energy Corp............................................  8,100     77,862
    Trican Well Service, Ltd.......................................... 23,184    278,342
    Trilogy Energy Corp...............................................  2,800     67,819
    Trinidad Drilling, Ltd............................................ 24,442    141,848
    Twin Butte Energy, Ltd............................................ 29,800     73,991
    Uni-Select, Inc...................................................  2,996     82,186
  #*Uranium One, Inc.................................................. 99,395    226,968
  #*Valeant Pharmaceuticals International, Inc........................ 28,215  1,344,844
    Valener, Inc......................................................  2,085     33,036
    Veresen, Inc......................................................  7,820    100,357
    Vermilion Energy, Inc.............................................  2,600    121,205
    Vero Energy, Inc..................................................  7,049     13,706

                                     1107

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
CANADA -- (Continued)
    Viterra, Inc......................................................    50,633 $   810,855
    Wajax Corp........................................................     1,947      94,122
   *Wesdome Gold Mines, Ltd...........................................     7,360       6,312
    West Fraser Timber Co., Ltd.......................................     6,477     342,951
   *Westaim Corp......................................................     3,500       2,583
   *Western Forest Products, Inc......................................     1,500       1,421
   *Westfire Energy, Ltd..............................................     3,742      16,940
  #*Westport Innovations, Inc.........................................     7,700     290,079
   *Whitecap Resources, Inc...........................................    14,669     102,388
    Wi-Lan, Inc.......................................................    21,733     110,307
    Winpak, Ltd.......................................................     6,400     100,194
   *Xtreme Drilling and Coil Services Corp............................       500         828
    Yamana Gold, Inc..................................................    80,800   1,198,081
   *Yukon-Nevada Gold Corp............................................    20,500       6,235
    Zargon Oil & Gas, Ltd.............................................     5,025      38,633
                                                                                 -----------
TOTAL CANADA..........................................................            95,159,762
                                                                                 -----------
CHILE -- (0.5%)
   *AES Gener SA......................................................   175,156      95,243
    Aguas Andinas SA Series A.........................................   284,336     187,883
    Banco de Chile SA Series F ADR....................................     2,196     187,626
    Banco de Credito e Inversiones SA.................................     5,682     360,152
    Banco Santander Chile SA.......................................... 1,227,899      89,126
    Banco Santander Chile SA ADR......................................       324      24,352
    Banmedica SA......................................................    34,214      60,207
    Besalco SA........................................................    42,000      71,124
    CAP SA............................................................     4,639     166,725
    Cencosud SA.......................................................    72,724     415,781
    Cia Cervecerias Unidas SA ADR.....................................     3,200     211,936
    Cia General de Electricidad SA....................................    23,772     104,395
   *Colbun SA.........................................................   415,803     115,848
   *Compania Sud Americana de Vapores SA..............................   120,818      14,766
    Corpbanca SA...................................................... 6,662,923      83,226
   #Corpbanca SA ADR..................................................     8,975     166,756
    Cristalerias de Chile SA..........................................     2,000      15,640
    E.CL SA...........................................................    28,118      63,488
    Embotelladora Andina SA Series B ADR..............................       315      10,962
    Empresa Nacional de Electricidad SA Sponsored ADR.................     5,400     269,946
    Empresas CMPC SA..................................................   111,810     419,215
    Empresas Copec SA.................................................    31,554     457,672
    Empresas Hites SA.................................................    17,500      11,600
    Empresas Iansa SA.................................................   761,908      60,921
   *Empresas La Polar SA..............................................    36,416      18,557
    Enersis SA Sponsored ADR..........................................    17,981     297,586
    ENTEL Chile SA....................................................    18,601     365,778
    Forus SA..........................................................     7,930      32,853
    Grupo Security SA.................................................   142,214      47,849
    Inversiones Aguas Metropolitanas SA...............................   113,565     206,781
   #Latam Airlines Group SA Sponsored ADR.............................     2,900      71,311
    Madeco SA......................................................... 1,375,496      54,165
    Masisa SA.........................................................   512,877      49,933
    Molibdenos y Metales SA...........................................     1,797      29,779
    Multiexport Foods SA..............................................    68,000      17,044
    Parque Arauco SA..................................................    46,352      87,855
    Ripley Corp. SA...................................................   121,975     108,647
    S.A.C.I. Falabella SA.............................................     8,570      83,437
    Salfacorp SA......................................................    22,708      41,770
    Sigdo Koppers SA..................................................    67,237     161,703
   *Sociedad Matriz SAAM SA...........................................   134,938      14,954
    Socovesa SA.......................................................   110,770      46,350
    Sonda SA..........................................................    70,003     209,683

                                     1108

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHILE -- (Continued)
    Vina Concha Y Toro SA.............................................   106,813 $  209,090
    Vina Concha Y Toro SA Sponsored ADR...............................       800     31,256
                                                                                 ----------
TOTAL CHILE...........................................................            5,850,971
                                                                                 ----------
CHINA -- (4.3%)
    361 Degrees International, Ltd....................................   173,000     38,585
   #Agile Property Holdings, Ltd......................................   298,000    352,293
    Agricultural Bank of China, Ltd. Series H......................... 1,121,000    452,951
    Air China, Ltd. Series H..........................................   196,000    138,193
   #Ajisen China Holdings, Ltd........................................    69,000     47,529
   *Aluminum Corp. of China, Ltd. ADR.................................    15,900    162,657
    AMVIG Holdings, Ltd...............................................   130,000     58,402
   *Angang Steel Co., Ltd. Series H...................................   202,000    103,250
    Anhui Conch Cement Co., Ltd. Series H.............................    82,500    215,503
    Anhui Expressway Co., Ltd. Series H...............................   110,000     49,468
    Anta Sports Products, Ltd.........................................    88,000     49,112
    Anton Oilfield Services Group.....................................   338,000     66,373
    Anxin-China Holdings, Ltd.........................................   424,000     77,777
   *Apollo Solar Energy Technology Holdings, Ltd......................   272,000      7,289
    Asia Cement China Holdings Corp...................................   143,500     57,340
    Asian Citrus Holdings, Ltd........................................   127,000     60,371
    AviChina Industry & Technology Co., Ltd. Series H.................   296,000     88,389
    Bank of China, Ltd. Series H...................................... 3,869,800  1,466,958
    Bank of Communications Co., Ltd. Series H.........................   417,695    275,486
    Baoye Group Co., Ltd. Series H....................................    53,040     27,126
   *BaWang International Group Holding, Ltd...........................   284,000     19,955
    BBMG Corp. Series H...............................................   169,500    105,144
    Beijing Capital International Airport Co., Ltd. Series H..........   386,000    261,752
    Beijing Capital Land, Ltd. Series H...............................   358,000    109,163
   *Beijing Development HK, Ltd.......................................    48,000      7,406
    Beijing Enterprises Holdings, Ltd.................................   117,500    759,755
   #Beijing Enterprises Water Group, Ltd..............................   541,000     99,942
    Beijing Jingkelong Co., Ltd. Series H.............................    38,000     25,663
    Beijing North Star Co., Ltd. Series H.............................   102,000     18,279
    Belle International Holdings, Ltd.................................   230,000    422,663
    Bosideng International Holdings, Ltd..............................   398,000    104,070
  #*Brilliance China Automotive Holdings, Ltd.........................   294,000    237,953
   *BYD Co., Ltd. Series H............................................    51,000     86,119
    BYD Electronic International Co., Ltd.............................   157,500     30,847
    C C Land Holdings, Ltd............................................   248,883     53,063
    C.P. Pokphand Co., Ltd............................................   568,000     70,031
    Central China Real Estate, Ltd....................................    77,696     18,960
    Changshouhua Food Co., Ltd........................................    34,000     17,008
  #*Chaoda Modern Agriculture Holdings, Ltd...........................   547,200     32,830
   #Chaowei Power Holdings, Ltd.......................................   103,000     59,349
   *Chigo Holding, Ltd................................................   822,000     16,759
    China Aerospace International Holdings, Ltd.......................   590,000     42,298
    China Agri-Industries Holdings, Ltd...............................   349,000    171,760
  #*China All Access Holdings, Ltd....................................   170,000     32,295
    China Aoyuan Property Group, Ltd..................................   301,000     39,004
    China Automation Group, Ltd.......................................    72,000     12,824
    China BlueChemical, Ltd. Series H.................................   410,000    269,385
    China Citic Bank Corp., Ltd. Series H.............................   790,000    396,286
    China Coal Energy Co., Ltd. Series H..............................   471,000    430,865
    China Communications Construction Co., Ltd. Series H..............   502,000    437,761
   *China Communications Services Corp., Ltd. Series H................   494,000    251,040
    China Construction Bank Corp. Series H............................ 3,488,200  2,339,377
   *China COSCO Holdings Co., Ltd. Series H...........................   276,500    113,774
   *China Datang Corp Renewable Power Co., Ltd. Class H...............   214,000     24,373
   #China Dongxiang Group Co., Ltd....................................   613,000     47,962
   *China Eastern Airlines Corp., Ltd. ADR............................     1,626     28,227

                                     1109

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
   #China Everbright International, Ltd...............................   194,000 $  100,116
    China Everbright, Ltd.............................................   164,000    219,219
    China Foods, Ltd..................................................   158,000    147,805
    China Gas Holdings, Ltd...........................................   248,000    131,446
   #China Green Holdings, Ltd.........................................    84,000     18,698
    China Haidian Holdings, Ltd.......................................   450,000     47,450
   #China High Precision Automation Group, Ltd........................   127,000     43,973
  #*China High Speed Transmission Equipment Group Co., Ltd............   208,000     55,654
  #*China Huiyuan Juice Group, Ltd....................................   179,500     59,852
   *China ITS Holdings Co., Ltd.......................................   291,000     38,001
    China Liansu Group Holdings, Ltd..................................   112,000     49,988
    China Life Insurance Co., Ltd. ADR................................     8,269    340,931
    China Lilang, Ltd.................................................    15,000      9,047
    China Longyuan Power Group Corp. Series H.........................   162,000    104,404
   #China Lumena New Materials Corp...................................   540,000     83,957
    China Medical System Holdings, Ltd................................    60,000     29,624
    China Mengniu Dairy Co., Ltd......................................    92,000    271,532
    China Merchants Bank Co., Ltd. Series H...........................   240,701    440,921
    China Merchants Holdings International Co., Ltd...................   238,752    736,341
   #China Metal Recycling Holdings, Ltd...............................    75,000     53,039
   *China Mining Resources Group, Ltd................................. 1,150,000     16,758
    China Minsheng Banking Corp., Ltd. Series H.......................   560,500    516,228
    China Mobile, Ltd.................................................     8,000     93,455
    China Mobile, Ltd. Sponsored ADR..................................    58,300  3,388,396
   *China Modern Dairy Holdings, Ltd..................................    95,000     24,924
   *China Molybdenum Co., Ltd. Series H...............................   247,000     91,403
    China National Building Material Co., Ltd. Series H...............   412,000    399,390
    China National Materials Co., Ltd. Series H.......................   224,000     53,617
  #*China Oil & Gas Group, Ltd........................................   640,000     63,229
    China Oilfield Services, Ltd. Series H............................   126,000    192,676
    China Overseas Grand Oceans Group, Ltd............................    56,250     51,229
   #China Overseas Land & Investment, Ltd.............................   308,827    724,617
    China Pacific Insurance Group Co., Ltd. Series H..................   111,200    350,179
    China Petroleum & Chemical Corp. ADR..............................     9,433    848,687
  #*China Pharmaceutical Group, Ltd...................................   124,000     31,035
   #China Power International Development, Ltd........................   271,000     73,390
   *China Power New Energy Development Co., Ltd.......................   280,000     10,253
  #*China Precious Metal Resources Holdings Co., Ltd..................   314,000     44,855
   *China Properties Group, Ltd.......................................    72,000     23,885
   *China Qinfa Group, Ltd............................................   116,000     11,857
    China Railway Construction Corp., Ltd. Series H...................   254,000    220,702
    China Railway Group, Ltd. Series H................................    75,000     32,629
   #China Rare Earth Holdings, Ltd....................................   260,000     54,868
   #China Resources Cement Holdings, Ltd..............................   128,000     67,040
    China Resources Enterprise, Ltd...................................   142,000    392,708
    China Resources Gas Group, Ltd....................................    46,000     89,152
   #China Resources Land, Ltd.........................................   232,000    465,526
    China Resources Power Holdings Co., Ltd...........................   122,000    256,381
   #China Rongsheng Heavy Industries Group Holdings, Ltd..............   381,500     52,393
    China Sanjiang Fine Chemicals Co., Ltd............................   109,000     26,384
    China SCE Property Holdings, Ltd..................................    78,000     18,074
    China Shanshui Cement Group, Ltd..................................   292,000    164,533
    China Shenhua Energy Co., Ltd. Series H...........................    91,616    339,182
   #China Shineway Pharmaceutical Group, Ltd..........................    58,000     82,003
   *China Shipping Container Lines Co., Ltd. Series H.................   783,000    188,198
    China Shipping Development Co., Ltd. Series H.....................   261,752    106,829
   #China Singyes Solar Technologies Holdings, Ltd....................    60,000     19,390
   #China South City Holdings, Ltd....................................   340,000     51,078
    China Southern Airlines Co., Ltd. ADR.............................     3,231     79,806
    China Southern Airlines Co., Ltd. Series H........................   138,000     68,462
    China Starch Holdings, Ltd........................................    85,000      2,122

                                     1110

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
    China State Construction International Holdings, Ltd..............   201,600 $  208,892
    China Sunshine Paper Holdings Co., Ltd............................    68,500      6,856
    China Suntien Green Energy Corp., Ltd. Series H...................   148,000     24,580
   *China Taiping Insurance Holdings Co., Ltd.........................    93,000    129,804
    China Telecom Corp., Ltd. ADR.....................................     3,400    176,902
    China Tontine Wines Group, Ltd....................................    90,000      7,720
    China Travel International Investment Hong Kong, Ltd..............   714,108    129,196
    China Unicom Hong Kong, Ltd. ADR..................................    76,106  1,111,909
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................   296,000     43,540
   #China Water Affairs Group, Ltd....................................    96,000     23,201
    China Wireless Technologies, Ltd..................................   248,000     37,411
    China XLX Fertiliser, Ltd.........................................    83,000     21,987
  #*China Yurun Food Group, Ltd.......................................   277,000    164,924
  #*China ZhengTong Auto Services Holdings, Ltd.......................   158,000     75,012
  #*China Zhongwang Holdings, Ltd.....................................   339,600    124,099
   *Chinasoft International, Ltd......................................   170,000     36,323
   *Chongqing Iron & Steel Co., Ltd. Series H.........................   196,000     23,542
    Chongqing Machinery & Electric Co., Ltd. Series H.................   327,925     41,189
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........    27,000      6,588
    CIMC Enric Holdings, Ltd..........................................    70,000     36,458
   *Citic 21CN Co., Ltd...............................................    30,000      1,389
    Citic Pacific, Ltd................................................   227,000    327,257
   *Citic Resources Holdings, Ltd.....................................   486,000     70,226
    CNOOC, Ltd. ADR...................................................     5,000  1,001,500
   #Comba Telecom Systems Holdings, Ltd...............................   131,767     35,282
   *Comtec Solar Systems Group, Ltd...................................   116,000      9,793
   #COSCO Pacific, Ltd................................................   264,914    365,083
   *Country Garden Holdings Co., Ltd..................................   941,050    352,317
    CPMC Holdings, Ltd................................................     9,000      6,137
    CSR Corp., Ltd. Series H..........................................    41,000     29,978
   *DaChan Food Asia, Ltd.............................................   128,000     21,860
    Dah Chong Hong Holdings, Ltd......................................   135,000    115,664
   *Dalian Port (PDA) Co., Ltd. Series H..............................   156,000     31,092
    Daphne International Holdings, Ltd................................   204,000    202,826
    Datang International Power Generation Co., Ltd. Series H..........   186,000     65,464
    Dawnrays Pharmaceutical Holdings, Ltd.............................    56,000     12,667
    DBA Telecommunication Asia Holdings, Ltd..........................    72,000     44,751
    Digital China Holdings, Ltd.......................................    88,000    136,985
    Dongfang Electric Corp., Ltd. Series H............................    30,400     43,960
    Dongfeng Motor Group Co., Ltd. Series H...........................   270,000    372,727
   #Dongyue Group Co., Ltd............................................   156,000     82,116
   #Dynasty Fine Wines Group, Ltd.....................................   114,000     17,435
    ENN Energy Holdings, Ltd..........................................    78,000    295,542
   #Evergrande Real Estate Group, Ltd.................................   570,000    263,309
    Fantasia Holdings Group Co., Ltd..................................   396,000     40,569
   *First Tractor Co., Ltd. Series H..................................    64,000     49,881
   #Fosun International, Ltd..........................................   342,500    163,429
    Franshion Properties China, Ltd...................................   664,000    202,692
    Fufeng Group, Ltd.................................................   168,000     52,759
   #GCL-Poly Energy Holdings, Ltd..................................... 1,145,000    168,387
   #Geely Automobile Holdings, Ltd....................................   710,000    233,003
    Global Bio-Chem Technology Group Co., Ltd.........................   500,000     57,011
   *Global Sweeteners Holdings, Ltd...................................   110,000      5,571
   *Glorious Property Holdings, Ltd...................................   533,000     79,707
   #Golden Eagle Retail Group, Ltd....................................    41,000     73,359
   *Golden Meditech Holdings, Ltd.....................................   312,000     34,933
    GOME Electrical Appliances Holding, Ltd........................... 1,792,060    144,372
   *Goodtop Tin International Holdings, Ltd...........................   280,000     16,409
    Great Wall Motor Co., Ltd. Series H...............................   135,000    301,074
    Great Wall Technology Co., Ltd. Series H..........................    86,000     15,171
    Greentown China Holdings, Ltd.....................................   117,000    123,003

                                     1111

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
CHINA -- (Continued)
   #Guangdong Investment, Ltd.........................................   354,000 $  254,734
    Guangshen Railway Co., Ltd. Sponsored ADR.........................     7,219    114,421
   *Guangzhou Automobile Group Co., Ltd. Series H.....................   506,259    376,242
    Guangzhou Pharmaceutical Co., Ltd. Series H.......................    50,000     86,849
    Guangzhou R&F Properties Co., Ltd. Series H.......................   207,200    264,030
   *Guangzhou Shipyard International Co., Ltd. Series H...............    57,200     36,100
   *Haier Electronics Group Co., Ltd..................................   161,000    184,803
    Hainan Meilan International Airport Co., Ltd. Series H............    27,000     15,000
    Haitian International Holdings, Ltd...............................    50,000     48,091
    Harbin Electric Co., Ltd. Series H................................   118,236     88,151
   *Heng Tai Consumables Group, Ltd...................................   644,962     15,094
    Hengan International Group Co., Ltd...............................    25,000    236,894
   #Hengdeli Holdings, Ltd............................................   306,000     84,529
  #*Hi Sun Technology, Ltd............................................   279,000     30,936
  #*Hidili Industry International Development, Ltd....................   268,000     61,426
    HKC Holdings, Ltd.................................................   305,477     11,564
    Honghua Group, Ltd................................................   185,000     27,331
   #Hopewell Highway Infrastructure, Ltd..............................    58,300     27,842
  #*Hopson Development Holdings, Ltd..................................   134,000     85,748
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..........................   133,440     24,067
   #Huabao International Holdings, Ltd................................   195,000     85,542
   *Huadian Power International Corp. Series H........................   164,000     51,445
    Huaneng Power International, Inc. ADR.............................     3,000     85,710
   *Hunan Nonferrous Metal Corp., Ltd. Series H.......................   300,000     93,158
   *Huscoke Resources Holdings, Ltd...................................   568,000      6,330
    Hutchison Harbour Ring, Ltd.......................................   440,000     36,170
    Industrial & Commercial Bank of China, Ltd. Series H.............. 2,270,460  1,294,600
    Inspur International, Ltd.........................................   465,000     13,061
   *Interchina Holdings Co., Ltd......................................   204,000     11,406
   #International Taifeng Holdings, Ltd...............................    10,000      2,282
   #Intime Department Store Group Co., Ltd............................    95,000     88,923
    Jiangsu Express Co., Ltd. Series H................................   108,000     99,867
    Jiangxi Copper Co., Ltd. Series H.................................   103,000    224,761
   *Jinchuan Group International Resources Co., Ltd...................    47,000      7,311
    Jingwei Textile Machinery Co., Ltd. Series H......................    28,000     13,326
    Ju Teng International Holdings, Ltd...............................   136,000     38,793
   *Kai Yuan Holdings, Ltd............................................   940,000     22,977
   *Kaisa Group Holdings, Ltd.........................................   384,000     70,285
    Kasen International Holdings, Ltd.................................    30,000      4,649
    Kingboard Chemical Holdings, Ltd..................................   123,000    252,302
    Kingboard Laminates Holdings, Ltd.................................   217,000     81,544
   *Kingdee International Software Group Co., Ltd.....................   315,600     36,337
    Kingsoft Corp., Ltd...............................................   210,000     86,192
    Kingway Brewery Holdings, Ltd.....................................   208,000     60,235
    Kunlun Energy Co., Ltd............................................   106,000    169,983
   #KWG Property Holding, Ltd.........................................   266,900    146,161
    Lai Fung Holdings, Ltd............................................ 1,378,000     26,021
   *Le Saunda Holdings, Ltd...........................................   126,000     34,275
    Lee & Man Paper Manufacturing, Ltd................................   328,600    132,418
    Lenovo Group, Ltd.................................................   510,000    352,352
   #Li Ning Co., Ltd..................................................   137,000     70,476
    Lianhua Supermarket Holdings Co., Ltd. Series H...................    50,400     50,021
    Lijun International Pharmaceutical Holding, Ltd...................   245,000     59,901
    Lingbao Gold Co., Ltd. Series H...................................   100,000     38,194
   #Longfor Properties Co., Ltd.......................................   129,500    189,724
   #Lonking Holdings, Ltd.............................................   416,000     76,043
   *Loudong General Nice Resources China Holdings, Ltd................   507,600     22,527
   *Maanshan Iron & Steel Co., Ltd. Series H..........................   364,000     80,945
    Maoye International Holdings, Ltd.................................   311,000     48,650
   *Metallurgical Corp of China, Ltd. Series H........................   362,000     74,744
    Microport Scientific Corp.........................................    56,000     23,764

                                     1112

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CONTINUED

                                                                               SHARES    VALUE++
                                                                               ------    -------
CHINA -- (Continued)
    MIE Holdings Corp......................................................   100,000 $   25,342
    Min Xin Holdings, Ltd..................................................    24,000     13,071
   #Mingfa Group International Co., Ltd....................................   141,000     36,230
   *Mingyuan Medicare Development Co., Ltd.................................   380,000      6,114
    Minmetals Land, Ltd....................................................   268,000     32,007
  #*Minmetals Resources, Ltd...............................................   252,000     94,206
    Minth Group, Ltd.......................................................   108,000    110,062
   *Nan Hai Corp, Ltd...................................................... 5,150,000     21,141
   *New World China Land, Ltd..............................................   465,800    178,196
    New World Department Store China, Ltd..................................    78,000     42,194
   #Nine Dragons Paper Holdings, Ltd.......................................   284,000    132,389
    NVC Lighting Holdings, Ltd.............................................   239,000     43,148
   #Parkson Retail Group, Ltd..............................................   112,500    100,769
    PCD Stores Group, Ltd..................................................   622,000     44,666
    Peak Sport Products Co., Ltd...........................................   152,000     22,043
   *PetroAsian Energy Holdings, Ltd........................................   504,000     10,187
    PetroChina Co., Ltd. ADR...............................................     9,000  1,124,460
    PICC Property & Casualty Co., Ltd. Series H............................   174,000    192,847
    Ping An Insurance Group Co. of China, Ltd. Series H....................    26,500    206,342
  #*Poly Hong Kong Investment, Ltd.........................................   482,000    250,435
    Ports Design, Ltd......................................................    28,500     27,933
   *Pou Sheng International Holdings, Ltd..................................   208,000     16,561
    Powerlong Real Estate Holdings, Ltd....................................   259,000     44,736
    Prosperity International Holdings HK, Ltd..............................   320,000     13,564
    Qunxing Paper Holdings Co., Ltd........................................   147,174     38,334
   #Real Gold Mining, Ltd..................................................    19,000     21,586
   #Real Nutriceutical Group, Ltd..........................................   205,000     54,237
    Regent Manner International Holdings, Ltd..............................   223,000     42,091
   *Renhe Commercial Holdings Co., Ltd..................................... 2,632,000    107,608
    REXLot Holdings, Ltd................................................... 1,375,000     87,352
   *Richly Field China Development, Ltd....................................   200,000      2,270
   #Road King Infrastructure, Ltd..........................................    71,000     45,923
   #Royale Furniture Holdings, Ltd.........................................    24,750      3,269
    Samson Holding, Ltd....................................................   191,000     22,564
   #Sany Heavy Equipment International Holdings Co., Ltd...................    30,000     14,914
    Sateri Holdings, Ltd...................................................    47,500     10,518
   *Semiconductor Manufacturing International Corp......................... 3,887,000    139,832
    Shandong Chenming Paper Holdings, Ltd. Series H........................    60,500     19,033
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.................    85,600     19,610
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H...............    72,000     79,818
    Shanghai Electric Group Co., Ltd. Series H.............................   154,000     57,516
    Shanghai Industrial Holdings, Ltd......................................   123,000    332,876
   *Shanghai Industrial Urban Development Group, Ltd.......................   512,000     87,803
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.......   298,000     39,122
    Shanghai Prime Machinery Co., Ltd. Series H............................    82,000     11,204
   *Shanghai Zendai Property, Ltd.......................................... 1,505,000     22,275
    Shengli Oil & Gas Pipe Holdings, Ltd...................................   165,000     10,812
    Shenguan Holdings Group, Ltd...........................................   100,000     55,861
    Shenzhen Expressway Co., Ltd. Series H.................................   100,000     36,099
    Shenzhen International Holdings, Ltd................................... 1,557,500     97,981
    Shenzhen Investment, Ltd...............................................   464,000    106,416
    Shenzhou International Group, Ltd......................................    78,000    137,110
   #Shimao Property Holdings, Ltd..........................................   332,500    473,048
   *Shougang Concord International Enterprises Co., Ltd....................   924,000     44,344
   #Shougang Fushan Resources Group, Ltd...................................   564,000    150,627
    Shui On Land, Ltd......................................................   574,222    232,562
    Sichuan Expressway Co., Ltd. Series H..................................   204,000     61,802
   #Sihuan Pharmaceutical Holdings Group, Ltd..............................   358,000    134,203
  #*Silver Base Group Holdings, Ltd........................................    53,000     21,446
    Silver Grant International Industries, Ltd.............................   232,000     37,237
    Sino Biopharmaceutical, Ltd............................................   583,999    220,089

                                     1113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                SHARES  VALUE++
                                                                                ------  -------
CHINA -- (Continued)
  #*Sino Dragon New Energy Holdings, Ltd....................................   192,000 $  4,294
   *Sino Oil & Gas Holdings, Ltd............................................ 1,750,000   40,029
   *Sino Prosper State Gold Resources Holdings, Ltd.........................    37,000    1,478
    Sinofert Holdings, Ltd..................................................   448,000   90,695
    SinoMedia Holding, Ltd..................................................   111,276   42,936
    Sino-Ocean Land Holdings, Ltd...........................................   620,680  299,517
    Sinopec Kantons Holdings, Ltd...........................................    96,000   74,866
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR..................     3,300   88,275
   *Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.......................   344,000   64,761
    Sinopharm Group Co., Ltd. Series H......................................    67,600  197,832
    Sinotrans Shipping, Ltd.................................................   217,000   45,213
    Sinotrans, Ltd. Series H................................................   252,000   30,724
    Sinotruk Hong Kong, Ltd.................................................   145,500   76,441
   #Skyworth Digital Holdings, Ltd..........................................   441,620  169,422
    Soho China, Ltd.........................................................   457,500  339,476
   *Solargiga Energy Holdings, Ltd..........................................    67,000    4,121
    Sparkle Roll Group, Ltd.................................................   312,000   17,905
   *SPG Land Holdings, Ltd..................................................    14,350    3,002
   *SRE Group, Ltd..........................................................   514,285   20,436
    Sunac China Holdings, Ltd...............................................   107,000   45,044
    TCC International Holdings, Ltd.........................................   160,000   38,741
    TCL Communication Technology Holdings, Ltd..............................   135,000   28,170
    TCL Multimedia Technology Holdings, Ltd.................................   208,000   71,635
    Tencent Holdings, Ltd...................................................    24,300  721,453
    Texhong Textile Group, Ltd..............................................    92,000   30,251
    Tian An China Investments Co., Ltd......................................    53,000   27,953
    Tiangong International Co., Ltd.........................................   270,000   55,447
    Tianjin Capital Environmental Protection Group Co., Ltd. Series H.......    96,000   21,688
   *Tianjin Development Holdings, Ltd.......................................   110,000   51,960
    Tianjin Port Development Holdings, Ltd..................................   278,000   29,598
    Tianneng Power International, Ltd.......................................    92,000   56,424
    Tingyi (Cayman Islands) Holding Corp....................................    50,000  123,010
   #Tomson Group, Ltd.......................................................    98,360   21,388
    Tong Ren Tang Technologies Co., Ltd. Series H...........................    17,000   31,637
   #Towngas China Co., Ltd..................................................    97,000   67,657
    TPV Technology, Ltd.....................................................   162,000   30,101
    Travelsky Technology, Ltd. Series H.....................................   174,471   84,323
    Truly International Holdings, Ltd.......................................   308,000   45,437
    Tsingtao Brewery Co., Ltd. Series H.....................................    24,000  139,798
   #Uni-President China Holdings, Ltd.......................................   131,000  124,472
  #*United Energy Group, Ltd................................................   698,000  105,077
   #Vinda International Holdings, Ltd.......................................   100,000  163,803
   #VODone, Ltd.............................................................   679,800   52,059
    Want Want China Holdings, Ltd...........................................    15,000   18,089
    Wasion Group Holdings, Ltd..............................................    84,000   35,320
   *Weichai Power Co., Ltd. Series H........................................    25,600   77,019
    Weiqiao Textile Co., Ltd. Series H......................................   116,000   38,083
    Welling Holding, Ltd....................................................   110,400   16,281
   #West China Cement, Ltd..................................................   620,000   93,329
    Winteam Pharmaceutical Group, Ltd.......................................   194,000   34,479
   *Wumart Stores, Inc. Series H............................................     9,000   17,368
    Xiamen International Port Co., Ltd. Series H............................   330,000   32,612
    Xingda International Holdings, Ltd......................................   176,000   58,963
    Xinjiang Goldwind Science & Technology Co., Ltd. Series H...............    47,800   15,130
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H......................   144,000   26,216
    Xiwang Sugar Holdings Co., Ltd..........................................    45,000    4,259
   #XTEP International Holdings, Ltd........................................    95,500   29,178
   *Yanchang Petroleum International, Ltd...................................   390,000   27,545
   #Yangzijiang Shipbuilding Holdings, Ltd..................................    84,000   66,638
   *Yanlord Land Group, Ltd.................................................    71,000   68,871
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.............................    18,500  275,095

                                     1114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                             SHARES     VALUE++
                                                                             ------     -------
CHINA -- (Continued)
   #Yingde Gases Group Co., Ltd............................................  94,500 $    80,782
   #Yip's Chemical Holdings, Ltd...........................................  96,000      62,303
    Yuexiu Property Co., Ltd............................................... 915,200     206,122
    Yuexiu Transport Infrastructure, Ltd...................................  42,639      20,553
    Yuzhou Properties Co...................................................   6,000       1,410
    Zhaojin Mining Industry Co., Ltd. Series H.............................  50,000      61,678
    Zhejiang Expressway Co., Ltd. Series H................................. 136,000      97,824
   *Zhong An Real Estate, Ltd..............................................  84,000       9,475
    Zhongsheng Group Holdings, Ltd.........................................  10,500      11,157
    Zhuzhou CSR Times Electric Co., Ltd. Series H..........................  35,000      82,822
    Zijin Mining Group Co., Ltd. Series H.................................. 267,000      84,767
   *Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H......  48,400      53,809
    ZTE Corp. Series H.....................................................  36,504      48,423
                                                                                    -----------
TOTAL CHINA................................................................          49,694,779
                                                                                    -----------
COLOMBIA -- (0.0%)
    Bancolombia SA Sponsored ADR...........................................   1,500      92,760
    Ecopetrol SA Sponsored ADR.............................................   4,174     238,878
                                                                                    -----------
TOTAL COLOMBIA.............................................................             331,638
                                                                                    -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S................................................................   8,805     296,362
    Komercni Banka A.S.....................................................   2,475     420,047
    Pegas Nonwovens SA.....................................................   2,000      43,345
    Philip Morris CR A.S...................................................     100      53,962
    Telefonica Czech Republic A.S..........................................  15,500     293,101
   *Unipetrol A.S..........................................................  11,278      92,807
                                                                                    -----------
TOTAL CZECH REPUBLIC.......................................................           1,199,624
                                                                                    -----------
DENMARK -- (0.7%)
    A.P. Moeller-Maersk A.S. Series A......................................      41     269,566
    A.P. Moeller-Maersk A.S. Series B......................................     103     712,660
    Alk-Abello A.S.........................................................   1,380      87,284
   *Alm. Brand A.S.........................................................  26,595      51,839
   *Amagerbanken A.S.......................................................  90,366          --
    Ambu A.S. Series B.....................................................     848      18,462
   *Auriga Industries A.S. Series B........................................   2,799      35,348
   *Bang & Olufsen Holdings A.S............................................   7,131      70,709
   *Bavarian Nordic A.S....................................................   4,800      41,496
    Carlsberg A.S. Series B................................................   8,223     664,657
    Chr. Hansen Holding A.S................................................   7,436     212,164
    Coloplast A.S. Series B................................................     382      72,331
    D/S Norden A.S.........................................................   6,181     151,344
   *Danske Bank A.S........................................................  46,346     687,029
    DFDS A.S...............................................................     692      33,282
    DSV A.S................................................................  18,209     390,204
    East Asiatic Co., Ltd. A.S.............................................   3,064      72,252
   *FLSmidth & Co. A.S.....................................................   8,083     485,498
   *Genmab A.S.............................................................   4,670      47,914
    GN Store Nord A.S......................................................  46,624     555,390
    H. Lundbeck A.S........................................................  10,128     200,536
    IC Companys A.S........................................................   1,027      15,097
    Jeudan A.S.............................................................     397      30,016
   *Jyske Bank A.S.........................................................  14,003     374,690
   *NeuroSearch A.S........................................................   5,722       6,367
    NKT Holding A.S........................................................   6,877     217,560
    Nordjyske Bank A.S.....................................................   2,430      27,759
    Norresundby Bank A.S...................................................     518      12,366
    Novo-Nordisk A.S. Sponsored ADR........................................   3,826     591,270
    Novozymes A.S. Series B................................................   5,005     123,045

                                     1115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
DENMARK -- (Continued)
   *Pandora A.S.......................................................  12,752 $  122,047
   *Parken Sport & Entertainment A.S..................................   1,975     21,541
    Per Aarsleff A.S. Series B........................................     329     21,611
    Ringkjoebing Landbobank A.S.......................................     802     94,934
    Rockwool International A.S. Series B..............................   1,637    143,640
    Royal Unibrew A.S.................................................   1,882    118,278
    Schouw & Co. A.S..................................................   3,529     74,310
    SimCorp A.S.......................................................     230     37,447
    Solar Holdings A.S. Series B......................................   1,437     73,534
   *Spar Nord Bank A.S................................................   9,584     34,815
   *Sydbank A.S.......................................................  17,405    281,644
    TDC A.S...........................................................  48,116    326,303
    Tivoli A.S........................................................       8      4,052
   *TK Development A.S................................................  12,748     31,551
   *Topdanmark A.S....................................................   1,684    285,467
    Tryg A.S..........................................................   3,851    218,318
   *United International Enterprises A.S..............................     229     36,284
  #*Vestas Wind Systems A.S...........................................  27,528    131,279
   *Vestjysk Bank A.S.................................................     568      1,554
   *William Demant Holding A.S........................................   1,009     95,189
                                                                               ----------
TOTAL DENMARK.........................................................          8,411,933
                                                                               ----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR..........   4,399     19,454
    Orascom Construction Industries GDR...............................   2,034     86,481
   *Orascom Telecom Holding S.A.E. GDR................................  18,270     47,220
                                                                               ----------
TOTAL EGYPT...........................................................            153,155
                                                                               ----------
FINLAND -- (1.0%)
    Ahlstrom Oyj......................................................   7,221    113,977
    Aktia Oyj Series A................................................     563      3,114
   #Alma Media Oyj....................................................   3,037     17,919
    Amer Sports Oyj...................................................  23,290    263,832
    Aspo Oyj..........................................................   2,850     21,004
    Atria P.L.C.......................................................   2,101     12,915
   *Biotie Therapies Corp. Oyj........................................  19,018      8,657
    Cargotec Oyj Series B.............................................   5,752    124,868
    Citycon Oyj.......................................................  26,754     81,057
    Cramo Oyj.........................................................   7,537     89,600
   *Elektrobit Corp. Oyj..............................................   5,993      4,338
    Elisa Oyj.........................................................  15,555    323,074
   *Finnair Oyj.......................................................  18,798     41,552
   *Finnlines Oyj.....................................................   2,556     21,987
    Fiskars Oyj Abp...................................................   4,822     87,337
   #Fortum Oyj........................................................  42,400    709,204
    F-Secure Oyj......................................................  10,295     19,984
    HKScan Oyj Series A...............................................   5,207     22,442
    Huhtamaki Oyj.....................................................  15,800    237,012
   #KCI Konecranes Oyj................................................   7,612    196,874
   #Kemira Oyj........................................................  23,933    299,542
   *Kesko Oyj Series A................................................   2,547     67,025
    Kesko Oyj Series B................................................  13,758    355,272
   #Kone Oyj Series B.................................................   4,035    249,902
    Lassila & Tikanoja Oyj............................................   6,866     84,189
    Lemminkainen Oyj..................................................     823     16,250
   *Mesta Board Oyj...................................................  50,113    128,244
    Metso Oyj.........................................................  12,903    468,912
    Metso Oyj Sponsored ADR...........................................     200      7,284
    Neste Oil Oyj.....................................................  29,983    316,324
   #Nokia Oyj......................................................... 374,589    899,136
   #Nokia Oyj Sponsored ADR...........................................  25,880     62,371

                                     1116

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
FINLAND -- (Continued)
    Nokian Renkaat Oyj................................................   7,620 $   303,415
    Okmetic Oyj.......................................................   4,178      25,650
    Olvi Oyj Series A.................................................   1,617      34,805
    Oriola-KD Oyj Series B............................................  28,965      68,414
    Orion Oyj Series A................................................   3,229      63,412
    Orion Oyj Series B................................................   7,580     151,138
  #*Outokumpu Oyj..................................................... 207,639     180,971
    Outotec Oyj.......................................................   3,088     141,146
    PKC Group Oyj.....................................................   3,374      51,535
    Pohjola Bank P.L.C. Series A......................................  31,366     363,611
    Ponsse Oyj........................................................   1,987      16,288
   #Poyry Oyj.........................................................   5,709      25,730
    Raisio P.L.C. Series V............................................  25,330      77,135
    Ramirent Oyj......................................................   9,930      76,173
   #Rautaruukki Oyj Series K..........................................  18,880     122,860
   *Ruukki Group Oyj..................................................  27,736      17,076
    Sampo Oyj Series A................................................  43,046   1,140,034
    Sanoma Oyj........................................................  15,848     136,020
    SRV Group P.L.C...................................................   2,131       8,838
    Stockmann Oyj Abp Series A........................................     937      17,066
    Stockmann Oyj Abp Series B........................................   4,987      90,793
    Stora Enso Oyj Series R........................................... 129,446     736,891
    Stora Enso Oyj Sponsored ADR......................................   1,800      10,188
    Technopolis Oyj...................................................   7,501      30,586
    Tieto Oyj.........................................................  11,672     194,266
    Tikkurila Oyj.....................................................   4,288      73,714
    UPM-Kymmene Oyj...................................................  75,540     806,912
    UPM-Kymmene Oyj Sponsored ADR.....................................   1,300      13,819
    Uponor Oyj Series A...............................................   9,096      94,004
    Vacon Oyj.........................................................     661      30,595
    Vaisala Oyj Series A..............................................     958      17,535
    Wartsila OYJ Abp..................................................  11,365     340,307
    Yit Oyj...........................................................  19,094     341,722
                                                                               -----------
TOTAL FINLAND.........................................................          11,157,847
                                                                               -----------
FRANCE -- (5.0%)
    Accor SA..........................................................  23,212     770,299
    Aeroports de Paris SA.............................................   1,723     133,504
   *Air France-KLM....................................................  20,257     107,576
    Air Liquide SA....................................................   2,860     319,853
  #*Alcatel-Lucent SA................................................. 423,360     467,245
  #*Alcatel-Lucent SA Sponsored ADR...................................  40,700      44,770
    Alstom SA.........................................................   6,713     222,476
    Altamir Amboise SA................................................   3,602      27,568
    Alten, Ltd........................................................   5,430     152,908
   *Altran Technologies SA............................................  28,691     133,816
    April SA..........................................................   3,147      44,882
   *Archos SA.........................................................   2,165       9,110
    Arkema SA.........................................................   9,424     693,686
   *Artprice.com SA...................................................     549      18,133
    Assystem..........................................................   3,266      59,797
    AtoS SA...........................................................   6,662     374,124
    Audika Groupe SA..................................................   1,267      14,084
    Avenir Telecom SA.................................................  16,192       8,932
    AXA SA............................................................  55,929     679,524
   #AXA SA Sponsored ADR..............................................  62,400     757,536
    Axway Software SA.................................................   1,277      20,881
    Beneteau SA.......................................................   6,084      57,836
   *Bigben Interactive SA.............................................   1,060       9,671
   *BioAlliance Pharma SA.............................................   4,611      21,616
    bioMerieux SA.....................................................     420      35,731

                                     1117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
    BNP Paribas SA.................................................... 65,535 $2,420,854
    Boiron SA.........................................................  1,642     44,521
    Bollore SA........................................................  1,087    242,055
    Bonduelle SCA.....................................................    684     58,465
    Bongrain SA.......................................................    920     53,631
    Bourbon SA........................................................  7,769    205,244
   *Boursorama SA.....................................................  4,893     33,121
    Bouygues SA....................................................... 22,862    575,785
   *Bull SA........................................................... 19,152     55,183
    Bureau Veritas SA.................................................  1,575    139,032
    Cap Gemini SA..................................................... 27,891  1,017,734
    Carrefour SA...................................................... 20,162    360,775
    Casino Guichard Perrachon SA......................................  7,346    616,057
    Cegedim SA........................................................    802     23,257
    Cegid Group.......................................................  1,095     18,296
    CFAO SA...........................................................  1,525     72,046
    Christian Dior SA.................................................  1,703    235,173
    Cie de Saint-Gobain SA............................................ 44,711  1,346,392
   *Cie Generale de Geophysique - Veritas SA..........................  7,670    219,541
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............ 23,995    687,697
    Cie Generale des Etablissements Michelin SA Series B.............. 20,715  1,407,520
    Cie Generale D'Optique Essilor Intenational SA....................  4,011    349,131
    Ciments Francais SA...............................................  1,433     79,145
   *Club Mediterranee SA..............................................  4,453     72,774
   *CNP Assurances SA................................................. 21,664    228,226
   *Credit Agricole SA................................................ 84,564    361,438
    Danone SA.........................................................  6,485    394,182
    Danone SA Sponsored ADR...........................................    600      7,290
    Dassault Systemes SA..............................................  1,913    188,684
    Dassault Systemes SA ADR..........................................    614     61,400
    Derichebourg SA................................................... 19,759     42,524
    Devoteam SA.......................................................  2,730     30,175
    Edenred SA........................................................ 11,789    310,653
    Eiffage SA........................................................  8,907    235,474
    Electricite de France SA.......................................... 10,637    220,358
    Eramet SA.........................................................    892     94,627
    Esso SA Francaise.................................................    381     26,396
    Establissements Maurel et Prom SA................................. 11,601    178,013
    Euler Hermes SA...................................................  3,656    227,482
   *Euro Disney SCA...................................................  2,831     13,887
    Eurofins Scientific SA............................................    486     63,261
    European Aeronautic Defence & Space Co. SA........................ 35,522  1,274,672
    Eutelsat Communications SA........................................  3,757    113,431
    Exel Industries SA Series A.......................................    121      4,803
   *Faiveley Transport SA.............................................    772     44,781
    Faurecia SA.......................................................  7,348    116,514
    Fimalac SA........................................................    846     32,542
    France Telecom SA................................................. 84,667  1,133,790
    France Telecom SA Sponsored ADR................................... 26,020    349,969
   *GameLoft SA.......................................................  6,023     34,387
    GDF Suez SA....................................................... 83,722  1,868,273
    Gemalto NV........................................................ 10,578    808,316
    GFI Informatique SA...............................................  8,022     26,420
    GL Events SA......................................................  2,371     47,847
    Groupe Crit SA....................................................  1,156     18,747
    Groupe Eurotunnel SA.............................................. 98,727    701,360
    Groupe Flo SA.....................................................  1,396      5,242
   *Groupe Partouche SA...............................................  2,699      2,979
    Groupe Steria SCA.................................................  6,475     82,503
    Guerbet SA........................................................    130     10,824
   *Haulotte Group SA.................................................  4,396     29,532

                                     1118

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
FRANCE -- (Continued)
    Havas SA..........................................................  41,871 $  203,750
    Hermes International SA...........................................     896    243,737
   *Hi-Media SA.......................................................  10,368     24,791
    Iliad SA..........................................................     443     61,005
    Imerys SA.........................................................   6,598    332,127
    Ingenico SA.......................................................   5,276    282,166
    Interparfums SA...................................................   1,486     31,128
    Ipsen SA..........................................................   3,362     79,668
   *Ipsos SA..........................................................   5,810    168,693
   *Jacquet Metal Service SA..........................................   2,146     19,925
    JCDecaux SA.......................................................   8,326    168,103
   *Kaufman & Broad SA................................................     696     12,209
    Korian SA.........................................................   2,085     31,433
    L.D.C. SA.........................................................     204     21,316
    Lafarge SA........................................................  26,425  1,211,417
    Lafarge SA Sponsored ADR..........................................   1,300     14,911
    Lagardere SCA.....................................................  28,235    761,496
    Laurent-Perrier SA................................................     553     48,318
    Legrand SA........................................................   7,517    240,825
    Lisi SA...........................................................     865     56,451
    L'Oreal SA........................................................   1,886    226,134
    LVMH Moet Hennessy Louis Vuitton SA...............................   3,079    463,178
    M6 Metropole Television SA........................................   5,638     78,131
    Maisons France Confort SA.........................................     535     14,401
    Manitou BF SA.....................................................   2,706     45,101
    Manutan International SA..........................................     734     27,145
   *Maurel et Prom Nigeria SA.........................................  11,601     26,094
    Medica SA.........................................................   4,379     73,128
    Mersen SA.........................................................   3,749     94,801
    Natixis SA........................................................ 119,341    297,420
    Naturex SA........................................................   1,299     73,453
    Neopost SA........................................................   2,677    152,420
    Nexans SA.........................................................   5,061    220,669
    Nexity SA.........................................................   5,629    133,630
   *NicOx SA..........................................................  17,225     53,483
    Norbert Dentressangle SA..........................................     815     50,105
    NRJ Group SA......................................................   4,409     26,780
    Oeneo SA..........................................................  13,439     39,259
    Orpea SA..........................................................   5,736    213,663
  #*PagesJaunes Groupe SA.............................................  11,583     20,332
   *Parrot SA.........................................................   1,599     48,591
    Pernod-Ricard SA..................................................   6,336    680,905
  #*Peugeot SA........................................................  24,676    191,376
    Pierre & Vacances SA..............................................     668      9,426
    Plastic Omnium SA.................................................   7,752    209,257
    PPR SA............................................................   7,204  1,077,130
    Publicis Groupe SA................................................   6,834    336,429
    Publicis Groupe SA ADR............................................   1,600     19,872
    Rallye SA.........................................................   4,671    135,767
   *Recylex SA........................................................   5,815     16,975
    Remy Cointreau SA.................................................   2,587    305,299
    Renault SA........................................................  25,427  1,108,939
    Rexel SA..........................................................  22,035    368,244
    Rubis SCA.........................................................   3,912    205,507
    SA des Ciments Vicat..............................................   2,439    102,652
    Safran SA.........................................................  14,546    492,234
    Saft Groupe SA....................................................   4,980    112,783
    Sanofi SA.........................................................  41,470  3,383,451
    Sanofi SA ADR.....................................................  39,660  1,611,782
    Sartorius Stedim Biotech SA.......................................     709     58,527
    Schneider Electric SA.............................................  30,730  1,732,646

                                     1119

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
FRANCE -- (Continued)
    SCOR SE...........................................................  39,916 $   945,886
    SEB SA............................................................   2,824     187,180
    Seche Environnement SA............................................     824      28,389
    Sechilienne SA....................................................   3,800      48,525
   *Sequana SA........................................................  21,411      40,265
    SES SA............................................................   7,157     172,055
    Societe BIC SA....................................................   3,399     344,548
    Societe d'Edition de Canal Plus SA................................  10,759      60,792
   *Societe Generale SA...............................................  80,296   1,767,405
    Societe Television Francaise 1 SA.................................  21,816     183,531
    Sodexo SA.........................................................   2,674     201,725
   *Soitec SA.........................................................  21,775      59,662
    Somfy SA..........................................................     158      26,728
    Sopra Group SA....................................................     846      39,665
   *Spir Communication SA.............................................     151       3,246
    Stallergenes SA...................................................      86       4,682
   *Ste Industrielle d'Aviation Latecoere SA..........................     462       5,461
    Stef SA...........................................................     771      34,672
    STMicroelectronics NV............................................. 100,965     541,677
   #STMicroelectronics NV ADR.........................................  29,790     159,674
    Suez Environnement SA.............................................   7,512      82,468
    Sword Group SA....................................................   1,588      23,324
    Synergie SA.......................................................   5,412      46,319
  #*Technicolor SA....................................................  11,563      25,125
    Technip SA........................................................   4,264     447,614
    Teleperformance SA................................................  11,789     289,923
    Thales SA.........................................................  10,191     318,677
   *Theolia SA........................................................  10,848      15,693
    Total Gabon SA....................................................      65      26,407
    Total SA..........................................................   8,644     398,285
    Total SA Sponsored ADR............................................  83,723   3,847,072
    Touax SA..........................................................      25         683
    Toupargel Groupe SA...............................................     334       2,692
   *Transgene SA......................................................   1,406      12,667
    Trigano SA........................................................   2,400      27,774
   *UbiSoft Entertainment SA..........................................  12,733      87,679
    Valeo SA..........................................................  11,812     506,053
    Vallourec SA......................................................   8,690     359,779
    Veolia Environnement SA ADR.......................................  14,066     160,071
    Vetoquinol SA.....................................................     275       7,161
    Viel et Compagnie SA..............................................  12,834      39,177
    Vilmorin & Cie SA.................................................     900     101,346
    Vinci SA..........................................................  20,077     850,207
    Virbac SA.........................................................     447      78,531
   *Vivalis SA........................................................     917       5,841
    Vivendi SA........................................................  77,139   1,462,998
    Vranken Pommery Monopole SA.......................................     106       3,066
    Zodiac Aerospace SA...............................................   6,425     626,551
                                                                               -----------
TOTAL FRANCE..........................................................          58,169,528
                                                                               -----------
GERMANY -- (4.3%)
   *Aareal Bank AG....................................................  10,528     173,562
    Adidas-Salomon AG.................................................   7,697     577,295
   *ADVA Optical Networking SE........................................   6,955      42,081
  #*Air Berlin P.L.C..................................................   7,620      17,045
   #Aixtron SE........................................................  13,684     179,941
    Allianz SE........................................................  25,596   2,539,349
    Allianz SE Sponsored ADR..........................................  69,550     689,936
    Asian Bamboo AG...................................................   1,885      16,252
    Aurubis AG........................................................   9,283     473,452
    Axel Springer AG..................................................   6,328     282,462

                                     1120

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
GERMANY -- (Continued)
    Balda AG..........................................................   7,054 $   42,845
    BASF SE...........................................................  11,789    860,655
    BASF SE Sponsored ADR.............................................   1,000     72,840
    Bauer AG..........................................................   1,096     25,539
    Bayer AG..........................................................  13,390  1,017,009
    Bayer AG Sponsored ADR............................................     200     15,190
    Bayerische Motoren Werke AG.......................................  25,204  1,875,774
    BayWa AG..........................................................   2,674     99,383
    Bechtle AG........................................................   2,677    101,831
    Beiersdorf AG.....................................................   1,926    127,552
    Bertrandt AG......................................................     946     67,056
   *Bijou Brigitte AG.................................................      23      1,443
    Bilfinger Berger SE...............................................   7,718    632,631
    Biotest AG........................................................     355     19,008
   *Borussia Dortmund GmbH & Co. KGaA.................................  14,645     44,404
    Brenntag AG.......................................................   1,678    183,786
    CANCOM AG.........................................................   1,134     20,737
    Carl Zeiss Meditec AG.............................................   4,134     99,801
    CAT Oil AG........................................................   3,029     18,870
   *Celesio AG........................................................  18,943    344,601
    Centrotec Sustainable AG..........................................   2,715     41,235
    Cewe Color Holding AG.............................................     871     31,482
    Comdirect Bank AG.................................................   4,781     42,731
   *Commerzbank AG.................................................... 385,799    597,868
   *CompuGroup Medical AG.............................................   1,550     21,712
   *Constantin Medien AG..............................................     444        800
    Continental AG....................................................   6,412    579,756
    CropEnergies AG...................................................   5,648     34,016
    CTS Eventim AG....................................................   2,398     70,391
   *Curanum AG........................................................     470        972
    DAB Bank AG.......................................................   1,539      6,056
    Daimler AG........................................................  64,563  3,216,893
    Delticom AG.......................................................     575     39,005
    Deutsche Bank AG (5750355)........................................   5,709    173,330
    Deutsche Bank AG (D18190898)......................................  57,350  1,739,999
    Deutsche Boerse AG................................................   3,579    178,051
    Deutsche Lufthansa AG.............................................  49,873    626,903
    Deutsche Post AG..................................................  93,390  1,676,663
    Deutsche Telekom AG...............................................  81,606    919,864
    Deutsche Telekom AG Sponsored ADR................................. 104,159  1,171,789
    Deutsche Wohnen AG................................................  19,372    322,661
   *Deutz AG..........................................................  14,618     54,359
   *Dialog Semiconductor P.L.C........................................   3,764     72,075
    Douglas Holding AG................................................   3,949    164,693
    Draegerwerk AG & Co. KGaA.........................................     501     42,676
    Drillisch AG......................................................   6,873     64,273
    Duerr AG..........................................................   2,774    184,929
    DVB Bank SE.......................................................     433     12,732
    E.ON AG........................................................... 111,836  2,380,103
    E.ON AG Sponsored ADR.............................................   3,600     76,752
    Eckert & Ziegler AG...............................................     831     22,400
    Elmos Semiconductor AG............................................   1,781     13,513
    ElreingKlinger AG.................................................   4,474    123,773
    Euromicron AG.....................................................     971     23,818
   *Evotec AG.........................................................  35,662    113,735
    Fielmann AG.......................................................     537     48,080
   *First Sensor AG...................................................     945     10,309
    Fraport AG........................................................   6,293    356,387
    Freenet AG........................................................  24,178    353,817
    Fresenius Medical Care AG & Co. KGaA..............................   2,356    170,311
    Fresenius Medical Care AG & Co. KGaA ADR..........................   2,100    151,263

                                     1121

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------    -------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA...........................................  5,298 $  564,176
    Fuchs Petrolub AG.................................................  1,737     87,237
   *GAGFAH SA......................................................... 11,791    120,750
    GEA Group AG...................................................... 27,139    730,422
    Gerresheimer AG...................................................  5,573    260,773
    Gerry Weber International AG......................................  1,946     79,859
   *Gesco AG..........................................................    578     45,117
    GFK SE............................................................  2,508    117,705
  #*Gigaset AG........................................................ 12,872     21,771
    Gildemeister AG................................................... 12,503    188,571
    Grammer AG........................................................  3,456     56,955
    Grenkeleasing AG..................................................  1,850    110,195
    H&R AG............................................................  1,360     20,485
    Hamburger Hafen und Logistik AG...................................  1,330     29,464
    Hannover Rueckversicherung AG..................................... 11,063    661,063
  #*Heidelberger Druckmaschinen AG.................................... 49,077     62,655
    Heidelberger Zement AG............................................ 18,184    842,570
    Henkel AG & Co. KGaA..............................................  4,418    260,990
   *Hochtief AG.......................................................  7,750    367,734
   *Homag Group AG....................................................  1,385     20,448
    Indus Holding AG..................................................  5,359    125,402
    Infineon Technologies AG.......................................... 49,412    359,044
    Infineon Technologies AG ADR...................................... 51,213    371,294
   *IVG Immobilien AG................................................. 29,473     68,143
    Jenoptik AG.......................................................  8,030     54,166
    K+S AG............................................................  3,614    178,296
   *Kabel Deutschland Holding AG......................................  6,744    421,992
   *Kloeckner & Co. SE................................................ 22,431    194,561
   *Koenig & Bauer AG.................................................    926     14,658
    Kontron AG........................................................ 11,542     56,394
    Krones AG.........................................................  2,451    114,449
    KSB AG............................................................     34     17,701
  #*Kuka AG...........................................................  4,421    100,203
    KWS Saat AG.......................................................    383    104,353
    Lanxess AG........................................................ 10,142    703,155
    Leoni AG..........................................................  6,330    234,439
    Linde AG..........................................................  5,457    811,626
   *Lotto24 AG........................................................    666      2,529
    LPKF Laser & Electronics AG.......................................  1,002     15,656
    MAN SE............................................................  5,106    477,590
   *Manz AG...........................................................    880     21,633
    Merck KGaA........................................................  6,483    652,018
   #Metro AG.......................................................... 11,065    304,272
    MLP AG............................................................  9,812     52,805
   *Morphosys AG......................................................  3,702     82,593
    MTU Aero Engines Holding AG.......................................  3,208    240,705
    Munchener Rueckversicherungs-Gesellschaft AG...................... 13,177  1,867,085
    MVV Energie AG....................................................  1,236     33,463
    Nexus AG..........................................................    502      4,606
  #*Nordex SE......................................................... 13,855     51,840
   *Patrizia Immobilien AG............................................  8,081     49,407
    Pfeiffer Vacuum Technology AG.....................................    797     78,538
    Phoenix Solar AG..................................................  1,026      1,245
    PNE Wind AG....................................................... 14,369     24,690
  #*Praktiker AG...................................................... 14,777     23,841
    Puma SE...........................................................    494    138,293
    PVA TePla AG......................................................  3,327     11,359
   *QIAGEN NV......................................................... 43,509    774,921
    QSC AG............................................................ 23,436     66,601
    R Stahl AG........................................................    597     18,419
    Rational AG.......................................................    274     62,615

                                     1122

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
GERMANY -- (Continued)
    Rheinmetall AG....................................................   8,082 $   403,167
    Rhoen-Klinikum AG.................................................  23,588     506,541
    RWE AG............................................................  43,631   1,712,966
   *SAF-Holland SA....................................................   5,515      31,372
    Salzgitter AG.....................................................   8,367     304,195
   #SAP AG Sponsored ADR..............................................   9,200     582,912
   #SGL Carbon SE.....................................................   5,327     215,530
    Siemens AG........................................................     821      69,571
    Siemens AG Sponsored ADR..........................................  26,107   2,211,002
   *Singulus Technologies AG..........................................  10,890      27,468
    Sixt AG...........................................................   3,720      66,252
    SKW Stahl-Metallurgie Holding AG..................................   2,207      33,453
  #*Sky Deutschland AG................................................  48,268     147,155
   #SMA Solar Technology AG...........................................     512      15,671
    SMT Scharf AG.....................................................   1,160      30,000
    Software AG.......................................................   3,150     102,431
   #Solarworld AG.....................................................  14,487      21,116
    Stada Arzneimittel AG.............................................  11,501     363,893
   *STRATEC Biomedical AG.............................................     978      39,226
   *Stroer Out-of-Home Media AG.......................................   2,821      26,435
   #Suedzucker AG.....................................................  10,869     374,478
   *Suss Microtec AG..................................................   4,115      46,080
    Symrise AG........................................................   8,140     255,486
    TAG Immobilien AG.................................................  16,147     155,420
    Takkt AG..........................................................   2,947      33,882
    Telegate AG.......................................................   3,104      24,337
    ThyssenKrupp AG...................................................  47,834     876,916
   *Tipp24 SE.........................................................     666      28,485
    Tom Tailor Holding AG.............................................   1,976      33,996
    Tomorrow Focus AG.................................................   3,932      18,369
   *TUI AG............................................................  27,470     177,089
    United Internet AG................................................   6,740     119,124
   *Verbio AG.........................................................   3,646      11,640
    Volkswagen AG.....................................................   1,962     311,882
    Vossloh AG........................................................   1,614     142,131
    VTG AG............................................................   1,642      24,447
   #Wacker Chemie AG..................................................   1,796     116,852
    Wacker Neuson SE..................................................   4,176      61,957
   *Washtec AG........................................................   1,256      13,864
    Wincor Nixdorf AG.................................................   2,250      85,463
    Wirecard AG.......................................................   7,559     149,202
    XING AG...........................................................     354      17,756
   *Zhongde Waste Technology AG.......................................   1,307       3,132
                                                                               -----------
TOTAL GERMANY.........................................................          50,222,389
                                                                               -----------
GREECE -- (0.2%)
   *Alpha Bank A.E....................................................  81,161     120,180
   *Attica Bank S.A...................................................   5,784       1,772
   *Bank of Cyprus P.L.C.............................................. 229,580      61,860
    Bank of Greece S.A................................................   2,794      35,966
   *Coca-Cola Hellenic Bottling Co. S.A...............................   8,849     155,049
   *Coca-Cola Hellenic Bottling Co. S.A. ADR..........................  14,306     244,346
   *Cyprus Popular Bank PCL........................................... 156,231      11,476
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..............   5,243       1,122
   *EFG Eurobank Ergasias S.A.........................................  55,065      45,532
    Ellaktor S.A......................................................  21,206      27,108
    EYDAP Athens Water Supply & Sewage Co. S.A........................   6,973      24,134
   *Folli Follie Group S.A............................................   7,975      50,149
   *Fourlis Holdings S.A..............................................   7,020       7,332
    Frigoglass S.A....................................................   9,752      41,889
    GEK Terna S.A.....................................................   6,564       6,953

                                     1123

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
GREECE -- (Continued)
    Hellenic Exchanges S.A............................................  17,568 $   53,507
    Hellenic Petroleum S.A............................................  17,587    115,000
   *Hellenic Telecommunication Organization Co. S.A...................  24,316     60,160
    Hellenic Telecommunication Organization Co. S.A. Sponsored ADR....   6,000      7,140
   *Heracles General Cement Co. S.A...................................     444        656
    Intralot S.A.-Integrated Lottery Systems & Services...............  26,355     29,152
    JUMBO S.A.........................................................  21,424     79,867
   *Marfin Investment Group Holdings S.A.............................. 142,123     31,655
    Metka S.A.........................................................   6,384     47,552
    Motor Oil (Hellas) Corinth Refineries S.A.........................  13,116     77,425
   *Mytilineos Holdings S.A...........................................  15,755     40,957
   *National Bank of Greece S.A....................................... 158,029    246,021
  #*National Bank of Greece S.A. ADR..................................  28,236     45,178
    OPAP S.A..........................................................  17,826    107,116
   *Piraeus Bank S.A.................................................. 199,857     54,393
    Piraeus Port Authority S.A........................................   2,736     32,151
    Public Power Corp. S.A............................................  13,423     35,407
    S&B Industrial Minerals S.A.......................................   3,250     18,819
   *Sidenor Steel Products Manufacturing Co. S.A......................   3,000      2,043
   *Teletypos S.A. Mega Channel.......................................   1,702      1,334
    Terna Energy S.A..................................................   4,497      6,516
   *Titan Cement Co. S.A..............................................  10,553    168,502
   *TT Hellenic Postbank S.A..........................................  28,778      9,794
   *Viohalco Hellenic Copper and Aluminum Industry S.A................  20,959     56,352
                                                                               ----------
TOTAL GREECE..........................................................          2,161,565
                                                                               ----------
HONG KONG -- (1.7%)
    AAC Technologies Holdings, Inc....................................  54,000    156,713
    AIA Group, Ltd....................................................  88,400    308,853
    Alco Holdings, Ltd................................................  20,000      4,247
    Allied Group, Ltd.................................................   4,000      8,951
    Allied Properties (H.K.), Ltd..................................... 636,068     81,787
   *Apac Resources, Ltd............................................... 520,000     16,660
    Asia Satellite Telecommunications Holdings, Ltd...................  39,000    106,310
    Asia Standard International Group, Ltd............................  72,000     10,941
   #ASM Pacific Technology, Ltd.......................................   7,400     95,254
    Associated International Hotels, Ltd..............................  38,000     80,704
    Bank of East Asia, Ltd............................................ 122,157    424,290
   *Birmingham International Holdings, Ltd............................ 970,000     19,013
    BOC Hong Kong Holdings, Ltd....................................... 137,500    419,673
    Bossini International Holdings, Ltd............................... 116,000      6,775
  #*Brightoil Petroleum Holdings, Ltd................................. 456,000     88,819
    Cafe de Coral Holdings, Ltd.......................................  24,000     68,845
   *Carico Holdings, Ltd.............................................. 100,000      3,591
    Cathay Pacific Airways, Ltd....................................... 116,000    191,036
    Chen Hsong Holdings, Ltd..........................................  66,000     18,465
   *Cherrytime Investments, Ltd.......................................   2,000      6,659
    Cheuk Nang Holdings, Ltd..........................................  20,000      7,723
    Cheung Kong Holdings, Ltd.........................................  91,000  1,189,437
    Cheung Kong Infrastructure Holdings, Ltd..........................  34,000    204,897
    Chevalier International Holdings, Ltd.............................  32,000     38,171
   *China Boon Holdings, Ltd.......................................... 160,000      2,012
   *China Daye Non-Ferrous Metals Mining, Ltd......................... 760,163     34,192
   *China Energy Development Holdings, Ltd............................ 808,000     10,163
    China Metal International Holdings, Ltd........................... 190,000     33,695
   *China Nuclear Industry 23 International Corp., Ltd................  22,000      4,717
  #*China Resources & Transportation Group, Ltd....................... 700,000     24,747
   *China Solar Energy Holdings, Ltd.................................. 910,000      3,496
    China WindPower Group, Ltd........................................ 730,000     21,285
   #Chong Hing Bank, Ltd..............................................  28,000     44,637
    Chow Sang Sang Holdings International, Ltd........................  48,000     97,596

                                     1124

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
HONG KONG -- (Continued)
   #Citic Telecom International Holdings, Ltd.........................   224,000 $   42,726
    City Telecom, Ltd. ADR............................................     3,847     17,735
    CK Life Sciences International Holdings, Inc......................   430,000     24,084
    CLP Holdings, Ltd.................................................    25,500    220,356
   *CP Lotus Corp., Ltd...............................................    80,000      1,856
    Cross-Harbour Holdings, Ltd. (The)................................    40,000     31,934
    CSI Properties, Ltd...............................................   579,674     26,481
   *Culture Landmark Investment, Ltd..................................   488,000      3,085
   *Culturecom Holdings, Ltd..........................................   200,000     32,438
    Dah Sing Banking Group, Ltd.......................................    90,440     83,178
    Dah Sing Financial Holdings, Ltd..................................    25,650     81,668
    Dickson Concepts International, Ltd...............................    55,000     29,560
    Emperor Entertainment Hotel, Ltd..................................   215,000     38,885
    Emperor International Holdings, Ltd...............................   177,333     36,351
   #Emperor Watch & Jewellery, Ltd....................................   430,000     38,492
  #*Esprit Holdings, Ltd..............................................   259,188    311,314
   *eSun Holdings, Ltd................................................   282,000     36,170
    EVA Precision Industrial Holdings, Ltd............................   284,000     21,125
    Fairwood, Ltd.....................................................    21,000     41,486
    Far East Consortium International, Ltd............................   177,000     32,076
    First Pacific Co., Ltd............................................   294,400    331,040
  #*Fook Woo Group Holdings, Ltd......................................   224,000     39,285
  #*Foxconn International Holdings, Ltd...............................   286,000     85,183
  #*Galaxy Entertainment Group, Ltd...................................    59,000    141,012
   *Genting Hong Kong, Ltd............................................   281,000     87,067
    Get Nice Holdings, Ltd............................................   486,000     19,975
   #Giordano International, Ltd.......................................   164,000    113,973
    Glorious Sun Enterprises, Ltd.....................................   170,000     52,679
    Gold Peak Industries Holding, Ltd.................................   262,000     25,977
    Great Eagle Holdings, Ltd.........................................     7,547     19,023
   *Greenheart Group, Ltd.............................................    28,000      1,471
   *G-Resources Group, Ltd............................................ 2,379,000    138,822
   *Guotai Junan International Holdings, Ltd..........................    71,000     20,557
    Haitong International Securities Group, Ltd.......................    12,000      3,664
    Hang Lung Group, Ltd..............................................   101,000    670,781
    Hang Lung Properties, Ltd.........................................   218,000    770,221
   #Hang Seng Bank, Ltd...............................................    12,000    166,327
    Harbour Centre Development, Ltd...................................    21,000     25,184
    Henderson Land Development Co., Ltd...............................   128,507    744,739
    HKR International, Ltd............................................   186,400     68,610
    Hon Kwok Land Investment Co., Ltd.................................    20,000      6,810
    Hong Kong & China Gas Co., Ltd....................................    65,351    150,855
    Hong Kong & Shanghai Hotels, Ltd..................................   137,500    174,157
    Hong Kong Aircraft Engineering Co., Ltd...........................     2,400     32,291
   #Hong Kong Exchanges & Clearing, Ltd...............................     8,400    112,075
    Hongkong Chinese, Ltd.............................................   184,495     28,416
    Hopewell Holdings, Ltd............................................   119,000    344,323
    Hung Hing Printing Group, Ltd.....................................    92,000     14,833
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............   261,000    126,544
    Hutchison Whampoa, Ltd............................................   130,000  1,164,489
    Hysan Development Co., Ltd........................................    16,000     67,269
   *Imagi International Holdings, Ltd.................................   728,000      9,354
  #*IRC, Ltd,.........................................................   266,000     23,150
  #*IT, Ltd...........................................................    70,000     29,177
    Johnson Electric Holdings, Ltd....................................   324,500    189,588
   #K Wah International Holdings, Ltd.................................   235,010     85,477
    Kerry Properties, Ltd.............................................    76,000    346,021
   *King Stone Energy Group, Ltd......................................   324,000     14,750
    Kingmaker Footwear Holdings, Ltd..................................   186,000     28,187
   #Kingston Financial Group, Ltd.....................................   717,000     71,855
    Kowloon Development Co., Ltd......................................   103,000    100,277

                                     1125

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
HONG KONG -- (Continued)
   *Lai Sun Development Co., Ltd...................................... 1,088,000 $   19,667
    Lee & Man Chemical Co., Ltd.......................................    32,000     15,408
    Li & Fung, Ltd....................................................    92,000    180,472
    Lifestyle International Holdings, Ltd.............................    29,000     66,030
    Lippo China Resources, Ltd........................................   794,000     16,330
    Lippo, Ltd........................................................    55,000     22,636
    Liu Chong Hing Investment, Ltd....................................    18,000     17,424
   #Luk Fook Holdings International, Ltd..............................    16,000     38,652
    Lung Kee (Bermuda) Holdings, Ltd..................................    40,000     13,264
    Magnificent Estates, Ltd..........................................   320,000     11,942
    Melco International Development, Ltd..............................   161,000    120,673
    Midland Holdings, Ltd.............................................    92,666     48,720
   *Ming Fung Jewellery Group, Ltd....................................   770,000     35,579
    Miramar Hotel & Investment Co., Ltd...............................     9,000      9,575
   *Mongolian Mining Corp.............................................    16,000      8,767
   #MTR Corp..........................................................    70,789    247,589
   #Neo-Neon Holdings, Ltd............................................    96,000      9,701
    New World Development Co., Ltd....................................   401,322    509,793
    NewOcean Green Energy Holdings, Ltd...............................   194,000     40,433
   *Next Media, Ltd...................................................   290,000     18,616
    NWS Holdings, Ltd.................................................   160,120    244,123
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............   675,000     35,084
    Orient Overseas International, Ltd................................    34,000    191,920
   #Oriental Watch Holdings, Ltd......................................   138,400     41,849
    Pacific Andes International Holdings, Ltd......................... 1,072,405     58,564
    Pacific Basin Shipping, Ltd.......................................   370,000    162,223
    Pacific Textile Holdings, Ltd.....................................    74,000     52,176
    Paliburg Holdings, Ltd............................................   130,000     39,368
   *Pan Asia Environmental Protection Group, Ltd......................    86,000      7,060
    PCCW, Ltd.........................................................   270,000    105,807
   *Pearl Oriental Oil, Ltd...........................................   389,000     30,452
    Pico Far East Holdings, Ltd.......................................   144,000     31,450
   *PME Group, Ltd....................................................   430,000      6,312
   *PNG Resources Holdings, Ltd.......................................   352,000      5,018
    Polytec Asset Holdings, Ltd.......................................   205,000     18,654
    Power Assets Holdings, Ltd........................................    38,500    301,884
    Public Financial Holdings, Ltd....................................    72,000     30,530
    PYI Corp., Ltd....................................................   766,000     17,361
   *Qualipak International Holdings, Ltd..............................    12,150      1,300
    Regal Hotels International Holdings, Ltd..........................   172,000     66,603
    Richfield Group Holdings, Ltd.....................................   208,000      8,250
    SA SA International Holdings, Ltd.................................    48,000     29,153
    Sands China, Ltd..................................................    10,400     30,440
    SEA Holdings, Ltd.................................................    90,000     40,533
    Shangri-La Asia, Ltd..............................................   171,166    336,118
    Shenyin Wanguo, Ltd...............................................    75,000     19,683
    Shun Tak Holdings, Ltd............................................   301,499    104,481
    Singamas Container Holdings, Ltd..................................   424,000     87,767
    Sino Land Co., Ltd................................................   348,815    591,795
   *Sino-Tech International Holdings, Ltd.............................   760,000      6,860
    SJM Holdings, Ltd.................................................    27,000     47,874
    SmarTone Telecommunications Holdings, Ltd.........................    66,305    139,404
    SOCAM Development, Ltd............................................    44,444     42,891
   *South China (China), Ltd..........................................   464,000     31,753
    Stella International Holdings, Ltd................................    36,500     90,899
    Sun Hung Kai & Co., Ltd...........................................   161,104     77,477
    Sun Hung Kai Properties, Ltd......................................    92,273  1,143,819
   *Superb Summit International Timber Co., Ltd.......................   500,000      5,397
    Sustainable Forest Holdings, Ltd..................................   337,500      6,920
    Tai Cheung Holdings, Ltd..........................................    94,000     65,184
    Tan Chong International, Ltd......................................    24,000      6,410

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

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
HONG KONG -- (Continued)
  #*Taung Gold International, Ltd..................................... 500,000 $    10,252
    Techtronic Industries Co., Ltd.................................... 187,500     252,210
    Television Broadcasts, Ltd........................................  19,000     135,551
    Texwinca Holdings, Ltd............................................  48,000      45,095
   *Titan Petrochemicals Group, Ltd................................... 380,000       1,882
   *Tom Group, Ltd....................................................  60,000       5,236
    Tongda Group Holdings, Ltd........................................ 530,000      19,362
    Tradelink Electronic Commerce, Ltd................................  14,000       2,053
    Transport International Holdings, Ltd.............................  42,400      82,676
   *Trinity, Ltd......................................................  82,000      53,379
    United Laboratories International Holdings, Ltd. (The)............ 162,500      76,849
   #Value Partners Group, Ltd.........................................  63,000      28,740
    Varitronix International, Ltd..................................... 113,000      37,453
    Victory City International Holdings, Ltd.......................... 273,936      26,374
    Vitasoy International Holdings, Ltd...............................  80,000      70,933
   *Vongroup, Ltd..................................................... 815,000       4,404
    VST Holdings, Ltd................................................. 108,000      16,749
   #VTech Holdings, Ltd...............................................   7,000      81,963
  #*Wah Nam International Holdings, Ltd............................... 896,780      54,187
    Wharf Holdings, Ltd............................................... 133,000     762,487
    Wheelock & Co., Ltd...............................................  98,000     381,766
    Wing Hang Bank, Ltd...............................................  29,000     264,466
   #Wing On Co. International, Ltd....................................  32,000      69,693
    Wing Tai Properties, Ltd.......................................... 140,000      76,718
    Winsor Properties Holdings, Ltd...................................   2,000       1,467
   #Wynn Macau, Ltd...................................................  20,400      43,229
    Xinyi Glass Holdings, Ltd......................................... 162,000      81,390
    YGM Trading, Ltd..................................................  20,000      45,337
    Yue Yuen Industrial Holdings, Ltd.................................  57,000     171,726
                                                                               -----------
TOTAL HONG KONG.......................................................          20,346,586
                                                                               -----------
HUNGARY -- (0.1%)
    EGIS Pharmaceuticals P.L.C........................................     894      62,070
  #*FHB Mortgage Bank NYRT............................................   6,244      13,068
    Magyar Telekom Telecommunications P.L.C...........................  35,775      66,116
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR............   4,178      38,396
    MOL Hungarian Oil & Gas P.L.C.....................................   2,028     145,885
    OTP Bank P.L.C....................................................  28,723     439,731
   *PannErgy P.L.C....................................................   3,649       9,345
    Richter Gedeon NYRT...............................................     915     154,864
                                                                               -----------
TOTAL HUNGARY.........................................................             929,475
                                                                               -----------
INDIA -- (1.8%)
    Aban Offshore, Ltd................................................     770       5,239
    ABB, Ltd..........................................................   3,501      49,827
    ABG Shipyard, Ltd.................................................   7,485      50,270
    ACC, Ltd..........................................................   7,153     170,605
    Adani Enterprises, Ltd............................................  15,566      50,364
   *Adani Power, Ltd..................................................  74,535      57,978
    Aditya Birla Nuvo, Ltd............................................   8,641     122,496
    Akzo Nobel India, Ltd.............................................     399       6,306
    Allahabad Bank, Ltd...............................................  40,781      97,513
    Allcargo Logistics, Ltd...........................................     986       2,394
    Alok Industries, Ltd..............................................  90,000      25,286
   *Alstom India, Ltd.................................................   5,412      35,273
    Amara Raja Batteries, Ltd.........................................     226       1,186
    Ambuja Cements, Ltd...............................................  40,221     130,893
    Amtek Auto, Ltd...................................................  17,358      32,124
    Anant Raj Industries, Ltd.........................................  13,615      11,545
    Andhra Bank, Ltd..................................................  18,523      33,827
   *Apollo Hospitals Enterprise, Ltd..................................   9,322     105,758

                                     1127

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    Apollo Tyres, Ltd.................................................  25,736 $ 35,769
   *Arvind, Ltd.......................................................  14,863   19,059
   *Ashok Leyland, Ltd................................................ 200,290   79,929
    Asian Paints, Ltd.................................................   1,564  102,455
    Aurobindo Pharma, Ltd.............................................  57,865  112,923
    Axis Bank, Ltd....................................................  16,546  308,338
   *Bajaj Auto, Ltd...................................................   3,566  102,382
    Bajaj Electricals, Ltd............................................   4,500   14,256
   *Bajaj Finance, Ltd................................................   2,425   44,479
   *Bajaj Finserv, Ltd................................................   6,437   85,725
    Bajaj Hindusthan, Ltd.............................................  80,199   43,829
   *Bajaj Holdings & Investment, Ltd..................................   7,265  101,435
    Ballarpur Industries, Ltd.........................................  70,689   24,300
    Balrampur Chini Mills, Ltd........................................  21,074   20,373
    Bank of Baroda....................................................  10,597  124,233
    Bank of India.....................................................  21,666  116,066
    Bank of Maharashtra, Ltd..........................................  32,893   27,233
    BASF India, Ltd...................................................     873    8,730
    Bata India, Ltd...................................................   6,548  104,458
    BEML, Ltd.........................................................   2,355   13,417
    Berger Paints India, Ltd..........................................  26,560   66,311
   *BGR Energy Systems, Ltd...........................................   2,982   14,924
    Bharat Electronics, Ltd...........................................   2,636   55,599
    Bharat Forge, Ltd.................................................   7,701   41,532
    Bharat Heavy Electricals, Ltd.....................................  23,910   92,268
    Bharat Petroleum Corp., Ltd.......................................   7,688   50,062
    Bharti Airtel, Ltd................................................  41,564  223,670
    Bhushan Steel, Ltd................................................  15,385  130,580
   *Biocon, Ltd.......................................................   8,934   38,623
    Birla Corp., Ltd..................................................   4,033   15,406
    Bombay Rayon Fashions, Ltd........................................   1,830    8,087
    Bosch, Ltd........................................................     584   93,897
    Britannia Industries, Ltd.........................................   1,250   10,424
    Cadila Healthcare, Ltd............................................   8,226  131,134
   *Cairn India, Ltd..................................................  40,339  241,543
    Canara Bank.......................................................  19,638  128,806
    Carborundum Universal, Ltd........................................   4,300   11,698
    Central Bank of India.............................................  53,793   69,015
    Century Plyboards India, Ltd......................................   6,288    5,641
    Century Textiles & Industries, Ltd................................   2,887   15,046
    CESC, Ltd.........................................................   5,246   28,092
    Chambal Fertilizers & Chemicals, Ltd..............................  26,495   33,887
    Chennai Petroleum Corp., Ltd......................................  11,326   24,783
    Cipla, Ltd........................................................  13,377   81,431
    City Union Bank, Ltd..............................................  41,580   38,801
    CMC, Ltd..........................................................     388    6,841
    Colgate-Palmolive (India), Ltd....................................   3,054   63,235
    Container Corp. of India..........................................   5,527   93,208
    Core Education & Technologies, Ltd................................   9,143   47,707
    Coromandel International, Ltd. (B0VDZN5)..........................   4,798   21,407
   *Coromandel International, Ltd. (CH1415639)........................   4,798       86
    Corporation Bank..................................................   9,596   70,365
    Crisil, Ltd.......................................................   2,565   41,619
    Crompton Greaves, Ltd.............................................  18,900   39,406
    Cummins India, Ltd................................................   6,720   51,794
    Dabur India, Ltd..................................................  30,848   66,455
   *DB Realty, Ltd....................................................  17,964   25,324
    Dena Bank.........................................................  12,195   20,211
   *Development Credit Bank, Ltd......................................  22,854   16,385
    Dewan Housing Finance Corp., Ltd..................................   8,991   23,344
   *Dish TV (India), Ltd..............................................  44,632   55,390

                                     1128

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
   *Divi's Laboratories, Ltd..........................................   2,878 $ 56,553
    DLF, Ltd..........................................................  48,011  179,258
    Dr. Reddy's Laboratories, Ltd. ADR................................   5,899  171,189
    E.I.D. - Parry (India), Ltd.......................................  10,009   38,113
    Educomp Solutions, Ltd............................................  10,613   30,364
    Eicher Motors, Ltd................................................   2,071   72,646
    EIH, Ltd..........................................................  19,189   27,022
    Era Infra Engineering, Ltd........................................   7,211   18,071
    Escorts, Ltd......................................................   9,996   10,428
   *Essar Oil, Ltd....................................................  61,934   61,935
   *Essar Ports, Ltd..................................................  11,170   19,621
   *Essar Shipping, Ltd...............................................   5,193    2,493
    Exide Industries, Ltd.............................................  31,311   71,902
    FAG Bearings (India), Ltd.........................................     182    4,719
   *Federal Bank, Ltd.................................................  20,838  154,510
    Financial Technologies (India), Ltd...............................   3,882   49,949
   *Fortis Healthcare, Ltd............................................  10,077   17,749
    Future Capital Holdings, Ltd......................................   6,323   16,725
    GAIL India, Ltd...................................................  23,506  149,636
    Gammon India, Ltd.................................................  10,776    7,935
   *Gammon Infrastructure Projects, Ltd...............................  12,199    2,719
    Gateway Distriparks, Ltd..........................................   8,076   20,336
    Gitanjali Gems, Ltd...............................................   4,948   28,990
    GlaxoSmithKline Consumer Healthcare, Ltd..........................     389   18,470
    GlaxoSmithKline Pharmaceuticals, Ltd..............................   1,552   58,265
    Glenmark Pharmaceuticals, Ltd.....................................  11,592   79,830
   *GMR Infrastructure, Ltd...........................................  58,488   24,416
    Godfrey Phillips India, Ltd.......................................      51    2,929
   *Godrej Industries, Ltd............................................   7,430   31,614
    Gokul Refoils & Solvent, Ltd......................................  14,640   12,529
    Grasim Industries, Ltd............................................   5,183  267,645
    Great Eastern Shipping Co., Ltd...................................  13,008   60,884
    Greaves Cotton, Ltd...............................................   1,775    2,027
    Gujarat Alkalies & Chemicals, Ltd.................................     772    1,756
    Gujarat Fluorochemicals, Ltd......................................     412    2,579
    Gujarat Gas Co., Ltd..............................................   6,039   33,603
    Gujarat Mineral Development Corp., Ltd............................  12,483   42,046
    Gujarat NRE Coke, Ltd.............................................  49,906   15,345
    Gujarat State Fertilizers & Chemicals, Ltd........................   4,033   25,031
    Gujarat State Petronet, Ltd.......................................  28,545   36,123
   *GVK Power & Infrastructure, Ltd...................................  63,703   14,802
   *Havells India, Ltd................................................   5,887   56,489
    HCL Infosystems, Ltd..............................................  22,200   14,831
    HCL Technologies, Ltd.............................................  17,304  161,166
    HDFC Bank, Ltd....................................................  38,000  400,935
    HDFC Bank, Ltd. ADR...............................................   2,000   67,820
    Hero Honda Motors, Ltd. Series B..................................   2,207   79,168
   *Hexa Tradex, Ltd..................................................   5,313    3,277
    Hexaware Technologies, Ltd........................................  34,366   69,987
   *Himachal Futuristic Communications, Ltd...........................  88,611   18,863
    Himadri Chemicals & Industries, Ltd...............................  21,760   12,060
    Hindalco Industries, Ltd.......................................... 113,307  243,127
   *Hindustan Construction Co., Ltd................................... 129,998   40,653
    Hindustan Petroleum Corp, Ltd.....................................   9,241   57,112
    Hindustan Unilever, Ltd...........................................   7,107   59,414
   *Hindustan Zinc, Ltd...............................................  12,459   26,630
    Honeywell Automation India, Ltd...................................     710   30,872
   *Hotel Leelaventure, Ltd...........................................  23,855   13,246
   *Housing Development & Infrastructure, Ltd.........................  56,075   79,561
    HSIL, Ltd.........................................................  19,048   43,881
    HT Media, Ltd.....................................................  11,369   17,117

                                     1129

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    ICICI Bank, Ltd...................................................   9,160 $157,558
    ICICI Bank, Ltd. Sponsored ADR....................................  17,656  611,251
    IDBI Bank, Ltd....................................................  42,786   67,535
   *Idea Cellular, Ltd................................................ 146,697  209,795
    IFCI, Ltd.........................................................  70,683   44,668
    India Cements, Ltd................................................  31,135   46,344
    India Infoline, Ltd...............................................  56,463   51,957
    Indian Bank.......................................................  21,645   69,136
    Indian Hotels Co., Ltd............................................  57,658   61,263
    Indian Oil Corp., Ltd.............................................  11,712   57,249
    Indian Overseas Bank..............................................  27,161   35,324
   *Indraprastha Gas, Ltd.............................................   3,321   13,943
   *IndusInd Bank, Ltd................................................  51,899  311,547
    Infosys, Ltd......................................................   5,251  208,609
    Infotech Enterprises, Ltd.........................................   1,202    3,813
    Infrastructure Development Finance Co., Ltd....................... 142,144  340,849
    ING Vysya Bank, Ltd...............................................   7,120   48,649
    Ipca Laboratories, Ltd............................................   5,325   37,967
    IRB Infrastructure Developers, Ltd................................  12,168   27,495
    ITC, Ltd..........................................................  19,410   89,361
    IVRCL Infrastructures & Projects, Ltd.............................  33,942   26,694
   *Jagran Prakashan, Ltd.............................................  14,570   23,825
    Jain Irrigation Systems, Ltd......................................  29,500   42,854
   *Jain Irrigation Systems, Ltd. Differential Voting Rights..........   1,475      994
    Jaiprakash Associates, Ltd........................................ 180,455  236,569
   *Jaiprakash Power Ventures, Ltd....................................  27,569   15,682
   *Jammu & Kashmir Bank, Ltd.........................................   3,605   58,659
   *Jet Airways (India), Ltd..........................................   3,135   19,888
    Jindal Drilling & Industries, Ltd.................................     585    2,802
    Jindal Saw, Ltd...................................................  26,565   56,753
   *Jindal Stainless, Ltd.............................................     282      348
    Jindal Steel & Power, Ltd.........................................  29,733  211,664
    JM Financial, Ltd.................................................  45,037   10,523
    JSW Energy, Ltd...................................................  93,328   83,296
    JSW Steel, Ltd....................................................  18,599  223,494
    Jubilant Industries, Ltd..........................................     252      617
    Jubilant Organosys, Ltd...........................................   5,040   14,898
   *Kakinada Fertilizers, Ltd.........................................  69,051   13,918
    Kalpataru Power Transmission, Ltd.................................   1,245    1,563
    Karnataka Bank, Ltd...............................................  25,200   42,902
    Karur Vysya Bank, Ltd.............................................   6,700   50,156
    Kotak Mahindra Bank, Ltd..........................................  21,044  202,275
   *KPIT Cummins Infosystems, Ltd.....................................  24,990   52,564
   *KSK Energy Ventures, Ltd..........................................   4,226    4,304
    Lakshmi Machine Works, Ltd........................................     692   19,275
    Lakshmi Vilas Bank, Ltd...........................................  16,466   20,927
   *Lanco Infratech, Ltd.............................................. 138,520   31,318
    Larsen & Toubro, Ltd..............................................  10,938  266,779
    Lupin, Ltd........................................................  12,300  131,958
    Madras Cements, Ltd...............................................  15,000   44,577
   *Mahanagar Telephone Nigam, Ltd....................................  21,492   11,720
    Maharashtra Seamless, Ltd.........................................   6,338   37,650
    Mahindra & Mahindra Financial Services, Ltd.......................   7,688   97,694
    Mahindra & Mahindra, Ltd..........................................   9,544  119,287
   *Mahindra & Mahindra, Ltd. Sponsored GDR...........................   8,069  102,073
    Mahindra Lifespace Developers, Ltd................................   3,460   20,090
    Mangalore Refinery & Petrochemicals, Ltd..........................  46,650   48,709
    Maruti Suzuki India, Ltd..........................................   5,785  117,858
   *MAX India, Ltd....................................................   8,840   27,791
    McLeod Russel (India), Ltd........................................  12,761   73,648
   *Mercator Lines, Ltd...............................................  25,374    8,576

                                     1130

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
INDIA -- (Continued)
    MindTree, Ltd.....................................................   1,785 $ 20,317
    Monnet Ispat, Ltd.................................................   3,882   21,251
   *Motherson Sumi Systems, Ltd.......................................  13,052   37,421
    Motilal Oswal Financial Services, Ltd.............................   6,733   11,946
    Mphasis, Ltd......................................................   7,290   51,435
    MRF, Ltd..........................................................     248   42,662
    Mundra Port & Special Economic Zone, Ltd..........................  15,220   32,836
    Nagarjuna Construction Co., Ltd...................................  31,522   21,039
   *Nagarjuna Oil Refinery, Ltd.......................................  62,774    6,920
    National Aluminium Co., Ltd.......................................  90,275   86,363
    Nava Bharat Ventures, Ltd.........................................   1,957    6,815
   *NHPC, Ltd.........................................................  83,575   27,335
    NIIT Technologies, Ltd............................................   6,924   36,229
    Noida Toll Bridge Co., Ltd........................................  13,172    5,781
    NTPC, Ltd.........................................................   9,275   26,065
    Oil & Natural Gas Corp., Ltd......................................   5,900   30,368
    Oil India, Ltd....................................................   3,392   30,350
   *OMAXE, Ltd........................................................  11,350   31,286
    Opto Circuits India, Ltd..........................................   6,609   18,365
   *Oracle Financial Services Software, Ltd...........................   2,009   91,922
    Orchid Chemicals & Pharmaceuticals, Ltd...........................   6,451   12,626
    Orient Paper & Industries, Ltd....................................   3,051    3,571
    Oriental Bank of Commerce.........................................   9,651   41,670
    Orissa Minerals Development Co., Ltd..............................      22   18,100
    Pantaloon Retail India, Ltd.......................................   8,932   26,406
    Peninsula Land, Ltd...............................................  10,444    6,893
    Petronet LNG, Ltd.................................................  34,000   89,308
    Phoenix Mills, Ltd................................................   5,631   18,489
   *Pidilite Industries, Ltd..........................................  11,464   34,495
   *Pipavav Defence & Offshore Engineering Co., Ltd...................  13,168   14,286
    Piramal Healthcare, Ltd...........................................  13,032  120,970
    Power Grid Corp. of India, Ltd....................................  27,939   59,520
    PTC (India), Ltd..................................................  36,592   37,115
    Punj Lloyd, Ltd...................................................  25,367   23,164
    Punjab National Bank..............................................   1,815   23,590
   *Ranbaxy Laboratories, Ltd.........................................  21,301  189,783
    Raymond, Ltd......................................................   6,963   43,033
   *Redington India, Ltd..............................................  20,402   24,787
    REI Agro, Ltd.....................................................  71,019   13,279
    Reliance Capital, Ltd.............................................  22,668  135,167
    Reliance Communications, Ltd...................................... 107,504  108,008
    Reliance Energy, Ltd..............................................   4,458   39,354
    Reliance Industries, Ltd..........................................  68,163  905,529
    Reliance Industries, Ltd. Sponsored GDR...........................   4,416  116,671
   *Reliance Power, Ltd...............................................  63,713  103,849
    Rolta (India), Ltd................................................  21,070   25,710
    Ruchi Soya Industries, Ltd........................................  16,055   24,405
    Rural Electrification Corp., Ltd..................................  13,757   46,256
    S. Kumars Nationwide, Ltd.........................................  39,329   18,526
    Sadbhav Engineering, Ltd..........................................   4,350   10,392
    Sanofi India, Ltd.................................................   1,238   48,853
   *Satyam Computer Services, Ltd.....................................  56,106   82,036
    Sesa Goa, Ltd.....................................................  85,295  291,060
    Shipping Corp. of India, Ltd......................................  26,115   25,396
    Shree Cement, Ltd.................................................   1,212   69,162
    Shree Renuka Sugars, Ltd..........................................  66,795   37,007
    Shriram Transport Finance Co., Ltd................................   7,725   79,613
    Sintex Industries, Ltd............................................  35,352   37,989
    SKF (India), Ltd..................................................   3,176   34,805
    Sobha Developers, Ltd.............................................   5,557   34,732
    South Indian Bank, Ltd............................................ 100,340   41,738

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
    SRF, Ltd..........................................................     8,369 $    30,390
    State Bank of Bikaner & Jaipur....................................       887       5,650
    State Bank of India...............................................     4,536     162,861
    State Bank of India Sponsored GDR.................................       386      29,747
    Steel Authority of India, Ltd.....................................    31,695      48,603
   *Sterling Biotech, Ltd.............................................    11,381       1,427
    Sterlite Industries (India), Ltd..................................    34,844      66,803
    Sterlite Industries (India), Ltd. ADR.............................    25,069     192,530
    Strides Arcolab, Ltd..............................................     6,009      76,960
    Sun Pharmaceuticals Industries, Ltd...............................     6,511      76,607
    Sun TV Network, Ltd...............................................     7,669      36,451
    Supreme Industries, Ltd...........................................    13,945      62,499
   *Suzlon Energy, Ltd................................................   129,080      42,420
   *Syndicate Bank....................................................    33,071      57,997
    Tata Chemicals, Ltd...............................................    10,942      59,980
    Tata Communications, Ltd..........................................     9,010      39,912
    Tata Communications, Ltd. ADR.....................................     5,100      44,472
    Tata Consultancy Services, Ltd....................................     4,166      92,591
    Tata Motors, Ltd..................................................   135,750     545,899
    Tata Power Co., Ltd...............................................    32,455      57,064
    Tata Steel, Ltd...................................................    31,610     234,535
    Tata Tea, Ltd.....................................................    54,530     124,729
   *Tata Teleservices Maharashtra, Ltd................................    58,119      13,438
    Tech Mahindra, Ltd................................................     3,765      48,257
    Texmaco Rail & Engineering, Ltd...................................    12,282      11,689
    Thermax India, Ltd................................................     3,559      30,869
    Timken India, Ltd.................................................     1,690       5,725
    Titan Industries, Ltd.............................................     9,863      39,190
    Torrent Pharmaceuticals, Ltd......................................     2,125      25,574
    Torrent Power, Ltd................................................    10,757      30,297
    Transport Corp of India, Ltd......................................       394         457
    Trent, Ltd........................................................       536       9,793
    Triveni Turbine, Ltd..............................................    41,519      33,627
    Tube Investments of India, Ltd....................................    18,724      55,063
    Tulip IT Services, Ltd............................................    15,047      27,146
    TVS Motor Co., Ltd................................................    34,636      23,507
    UCO Bank..........................................................    28,541      35,588
    Ultratech Cement, Ltd.............................................     4,462     131,370
    Union Bank of India, Ltd..........................................    29,326      88,767
   *Unitech, Ltd......................................................   275,150     107,573
    United Phosphorus, Ltd............................................    47,856     102,624
    United Spirits, Ltd...............................................    14,414     210,177
    Usha Martin, Ltd..................................................    19,377       9,275
   *Vardhman Special Steels, Ltd......................................       555         329
    Vardhman Textiles, Ltd............................................     2,777      11,757
    Videocon Industries, Ltd..........................................    10,107      31,026
    Vijaya Bank, Ltd..................................................     4,067       3,901
    Voltas, Ltd.......................................................    27,567      52,251
   *Welspun Corp., Ltd................................................    15,250      27,784
    Wipro, Ltd........................................................    15,238      92,502
   *Wockhardt, Ltd....................................................     5,875     103,484
   *Yes Bank, Ltd.....................................................    24,521     159,996
    Zee Entertainment Enterprises, Ltd................................    52,912     159,982
   *Zee Learn, Ltd....................................................     5,044       2,465
   *Zensar Technologies, Ltd..........................................     4,461      21,500
                                                                                 -----------
TOTAL INDIA...........................................................            20,833,920
                                                                                 -----------
INDONESIA -- (0.9%)
    PT Adaro Energy Tbk............................................... 1,697,000     260,094
    PT Agung Podomoro Land Tbk........................................   395,500      14,322
    PT AKR Corporindo Tbk.............................................   357,000     136,743

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

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CONTINUED

                                                                           SHARES  VALUE++
                                                                           ------  -------
INDONESIA -- (Continued)
   *PT Alam Sutera Realty Tbk.........................................  1,297,500 $ 62,810
    PT Aneka Tambang Persero Tbk......................................    714,500   96,297
    PT Asahimas Flat Glass Tbk........................................     86,500   52,752
    PT Astra Agro Lestari Tbk.........................................     68,000  164,233
    PT Astra International Tbk........................................    965,000  709,468
   *PT Bakrie & Brothers Tbk..........................................  5,212,000   27,445
    PT Bakrie Sumatera Plantations Tbk................................  1,417,000   25,271
   *PT Bakrie Telecom Tbk.............................................  4,680,500   84,124
   *PT Bakrieland Development Tbk..................................... 10,385,500   66,475
    PT Bank Bukopin Tbk...............................................    612,000   40,511
    PT Bank Central Asia Tbk..........................................    256,000  215,739
    PT Bank Danamon Indonesia Tbk.....................................    560,263  357,444
    PT Bank Mandiri Persero Tbk.......................................    561,909  489,108
    PT Bank Negara Indonesia Persero Tbk..............................    788,120  329,430
   *PT Bank Pan Indonesia Tbk.........................................  1,801,500  136,318
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk..............    738,500   72,918
   *PT Bank Permata Tbk...............................................      1,500      224
    PT Bank Rakyat Indonesia Persero Tbk..............................    766,000  562,293
    PT Bank Tabungan Negara Persero Tbk...............................    316,500   45,529
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................     54,000   23,939
   *PT Barito Pacific Tbk.............................................    293,000   16,030
    PT Bayan Resources Tbk............................................     16,000   18,453
   *PT Benakat Petroleum Energy Tbk...................................    367,500    7,704
   *PT Berlian Laju Tanker Tbk........................................    514,666   10,658
    PT Bhakti Investama Tbk...........................................  3,251,000  138,206
    PT Bisi International Tbk.........................................    255,500   31,721
   *PT Bumi Resources Minerals Tbk....................................     98,000    5,097
    PT Bumi Resources Tbk.............................................    840,500   91,765
   *PT Bumi Serpong Damai Tbk.........................................  1,396,000  168,418
   *PT BW Plantation Tbk..............................................    436,500   67,994
   *PT Central Proteinaprima Tbk......................................  4,938,500   18,262
    PT Charoen Pokphand Indonesia Tbk.................................    659,000  221,054
    PT Ciputra Development Tbk........................................  2,037,576  139,002
    PT Ciputra Surya Tbk..............................................    205,500   41,816
   *PT Citra Marga Nusaphala Persada Tbk..............................    348,000   74,013
   *PT Darma Henwa Tbk................................................  3,062,000   16,103
   *PT Delta Dunia Makmur Tbk.........................................  1,339,500   38,664
   *PT Energi Mega Persada Tbk........................................  6,952,500   87,356
    PT Gajah Tunggal Tbk..............................................    246,000   60,160
   *PT Global Mediacom Tbk............................................  1,018,500  187,651
    PT Gudang Garam Tbk...............................................     50,000  296,239
    PT Harum Energy Tbk...............................................     39,000   23,123
    PT Hexindo Adiperkasa Tbk.........................................    108,000   81,690
    PT Holcim Indonesia Tbk...........................................    435,500  120,367
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............................    490,500   63,568
    PT Indika Energy Tbk..............................................    388,000   69,986
    PT Indo Tambangraya Megah Tbk.....................................     11,500   42,891
    PT Indocement Tunggal Prakarsa Tbk................................    121,500  274,726
    PT Indofood Sukses Makmur Tbk.....................................    817,000  464,250
    PT Indosat Tbk ADR................................................      1,609   41,223
   *PT Inovisi Infracom Tbk...........................................      2,000    1,352
   *PT Intiland Development Tbk.......................................    559,500   19,921
    PT Japfa Comfeed Indonesia Tbk....................................    179,000   81,812
    PT Jasa Marga Persero Tbk.........................................    239,500  143,631
    PT Kalbe Farma Tbk................................................    426,000  171,606
   *PT Kawasan Industri Jababeka Tbk..................................  2,743,500   52,680
    PT Lippo Karawaci Tbk.............................................  3,244,750  304,205
    PT Matahari Putra Prima Tbk.......................................    520,000   55,789
    PT Mayorah Indah Tbk..............................................    107,000  252,380
    PT Medco Energi Internasional Tbk.................................    325,000   59,177
    PT Media Nusantara Citra Tbk......................................    613,000  153,184

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

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CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
INDONESIA -- (Continued)
    PT Mitra Adiperkasa Tbk.............................................    60,500 $    45,816
   *PT Mitra International Resources Tbk................................   821,000       6,072
   *PT Nusantara Infrastructure Tbk.....................................   815,000      16,759
    PT Pabrik Kertas Tjiwi Kimia Tbk....................................   156,500      44,299
   *PT Pakuwon Jati Tbk................................................. 2,408,000      56,921
   *PT Panin Financial Tbk.............................................. 2,295,000      33,526
    PT Perusahaan Gas Negara Persero Tbk................................   192,500      76,801
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk...............   647,500     187,490
    PT Ramayana Lestari Sentosa Tbk.....................................   507,824      67,229
    PT Resource Alam Indonesia Tbk......................................    20,500       7,430
    PT Sampoerna Agro Tbk...............................................   136,000      42,911
    PT Semen Gresik Persero Tbk.........................................   133,500     181,831
   *PT Sentul City Tbk.................................................. 4,320,000      99,730
    PT Summarecon Agung Tbk............................................. 1,565,500     266,904
   *PT Surya Citra Media Tbk............................................    75,000      81,772
    PT Surya Semesta Internusa Tbk......................................   600,500      72,386
    PT Tambang Batubara Bukit Asam Persero Tbk..........................    38,500      64,290
    PT Telekomunikasi Indonesia Persero Tbk.............................     7,000       6,751
    PT Telekomunikasi Indonesia Persero Tbk. Sponsored ADR..............     3,700     143,671
   *PT Tiga Pilar Sejahtera Food Tbk....................................   669,000      50,720
    PT Timah Persero Tbk................................................   380,500      53,122
   *PT Tower Bersama Infrastructure Tbk.................................   102,500      42,387
   *PT Trada Maritime Tbk...............................................   441,000      41,373
   *PT Truba Alam Manunggal Engineering Tbk............................. 2,841,000       6,904
    PT Tunas Baru Lampung Tbk...........................................   326,500      18,514
    PT Tunas Ridean Tbk.................................................   537,500      45,286
    PT Unilever Indonesia Tbk...........................................    34,000      86,822
    PT United Tractors Tbk..............................................   188,924     416,174
    PT Vale Indonesia Tbk...............................................   514,500     131,119
    PT Wijaya Karya Persero Tbk.........................................   754,500      79,263
    PT XL Axiata Tbk....................................................   363,500     235,370
                                                                                   -----------
TOTAL INDONESIA.........................................................            10,897,057
                                                                                   -----------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C..............................................    17,870      23,868
   *Anglo Irish Bank Corp. P.L.C........................................   114,377          --
    C&C Group P.L.C.....................................................    80,495     353,232
    CRH P.L.C...........................................................    31,891     583,887
    CRH P.L.C. Sponsored ADR............................................    53,722     982,038
    DCC P.L.C...........................................................    16,837     418,233
    Dragon Oil P.L.C....................................................    53,618     479,923
   *Elan Corp. P.L.C....................................................     9,558     111,475
   *Elan Corp. P.L.C. Sponsored ADR.....................................    23,010     265,766
    FBD Holdings P.L.C..................................................     4,734      45,844
    Glanbia P.L.C.......................................................     9,393      70,488
   *Governor & Co. of the Bank of Ireland P.L.C. (The)..................   663,938      82,255
    Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)....       200       1,120
    Grafton Group P.L.C.................................................    31,048     106,002
    IFG Group P.L.C.....................................................     6,574      11,922
   *Independent News & Media P.L.C......................................    28,356       7,133
    Irish Continental Group P.L.C.......................................     1,248      22,933
   *Kenmare Resources P.L.C.............................................    77,286      46,417
    Kerry Group P.L.C. Series A.........................................    14,315     651,352
    Kingspan Group P.L.C................................................    24,479     195,855
    Paddy Power P.L.C...................................................     3,536     238,364
    Smurfit Kappa Group P.L.C...........................................    20,652     153,625
    United Drug P.L.C...................................................    68,807     177,778
                                                                                   -----------
TOTAL IRELAND...........................................................             5,029,510
                                                                                   -----------
ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd......................................    17,946      45,439

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
ISRAEL -- (Continued)
   *Airport City, Ltd.................................................   1,340 $  5,179
   *Alon Holdings Blue Square Israel, Ltd.............................   1,974    3,967
   *AL-ROV Israel, Ltd................................................     855   13,869
   *Alvarion, Ltd.....................................................  10,204    3,787
    Amot Investments, Ltd.............................................   1,641    3,363
   *AudioCodes, Ltd...................................................   7,800   12,151
    Azrieli Group, Ltd................................................   3,797   81,084
    Bank Hapoalim B.M................................................. 121,118  350,962
   *Bank Leumi Le-Israel B.M.......................................... 133,189  300,285
    Bayside Land Corp.................................................      66   10,257
    Bezeq Israeli Telecommunication Corp., Ltd........................  26,540   26,701
    Cellcom Israel, Ltd...............................................   1,200    6,972
   *Ceragon Networks, Ltd.............................................   2,962   24,346
   *Clal Biotechnology Industries, Ltd................................   2,783    6,683
    Clal Industries & Investments, Ltd................................  10,044   27,939
    Clal Insurance Enterprises Holdings, Ltd..........................   3,302   27,978
    Delek Automotive Systems, Ltd.....................................   7,070   38,180
    Delek Group, Ltd..................................................     760  100,850
    DS Apex Holdings, Ltd.............................................   1,650    5,644
    Elbit Systems, Ltd................................................   2,679   86,624
    Elbit Systems, Ltd. ADR...........................................     900   29,124
   *Electra Real Estate, Ltd..........................................       1        1
    Electra, Ltd......................................................     470   34,230
   *EZchip Semiconductor, Ltd. (6554998)..............................     586   21,348
   *EZchip Semiconductor, Ltd. (M4146Y108)............................     872   31,976
   *First International Bank of Israel, Ltd...........................   5,521   53,387
    FMS Enterprises Migun, Ltd........................................     863    9,781
   *Formula Systems (1985), Ltd.......................................   2,025   30,015
    Frutarom Industries, Ltd..........................................   8,502   75,827
   *Gilat Satellite Networks, Ltd.....................................     700    1,764
   *Given Imaging, Ltd................................................   1,775   25,175
   *Granite Hacarmel Investments, Ltd.................................   5,452    4,979
   *Hadera Paper, Ltd.................................................     219    7,478
   *Harel Insurance Investments & Finances, Ltd.......................   2,057   49,740
    Hot Telecommunications Systems, Ltd...............................   7,045   55,889
   *Industrial Building Corp., Ltd....................................   4,213    4,873
    Israel Chemicals, Ltd.............................................   8,774  103,869
   *Israel Discount Bank, Ltd. Series A............................... 165,175  154,050
    Ituran Location & Control, Ltd....................................   3,383   37,678
   *Jerusalem Oil Exploration, Ltd....................................   2,245   38,057
   *Kamada, Ltd.......................................................   1,118    7,752
   *Kardan Yazamut, Ltd...............................................   6,911      891
    Matrix IT, Ltd....................................................   8,590   33,374
    Melisron, Ltd.....................................................   1,900   28,936
   *Mellanox Technologies, Ltd........................................   4,035  432,573
   *Menorah Mivtachim Holdings, Ltd...................................   6,823   36,717
    Migdal Insurance & Financial Holding, Ltd.........................  58,646   54,147
   *Mizrahi Tefahot Bank, Ltd.........................................  26,383  197,800
   *Naphtha Israel Petroleum Corp., Ltd...............................   1,768    5,465
    Neto Me Holdings, Ltd.............................................     279    8,580
   *NICE Systems, Ltd. Sponsored ADR..................................   7,540  271,440
   *Nitsba Holdings (1995), Ltd.......................................   4,222   27,966
   *Nova Measuring Instruments, Ltd...................................     168    1,452
   *Oil Refineries, Ltd............................................... 178,646   82,134
    Ormat Industries, Ltd.............................................  11,117   48,491
    Osem Investments, Ltd.............................................   3,323   41,299
   *Partner Communications Co., Ltd...................................   2,606    8,586
    Partner Communications Co., Ltd. ADR..............................   1,600    5,296
    Paz Oil Co., Ltd..................................................     770   80,404
   *Phoenix Holdings, Ltd. (The)......................................  11,233   16,755
   *Retalix, Ltd......................................................   3,337   69,937

                                     1135

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
ISRAEL -- (Continued)
    Shikun & Binui, Ltd...............................................    33,554 $   44,035
   *Strauss Group, Ltd................................................     4,340     38,804
    Super-Sol, Ltd. Series B..........................................     7,747     16,797
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR................    17,670    722,526
   *Tower Semiconductor, Ltd..........................................    59,438     38,707
   *Union Bank of Israel, Ltd.........................................     3,607      9,252
                                                                                 ----------
TOTAL ISRAEL..........................................................            4,281,617
                                                                                 ----------
ITALY -- (1.5%)
    A2A SpA...........................................................    90,269     37,739
    ACEA SpA..........................................................     8,786     46,912
    Acegas-APS SpA....................................................     5,746     28,965
    Alerion Cleanpower SpA............................................     2,885     12,046
    Amplifon SpA......................................................    20,340     75,552
    Ansaldo STS SpA...................................................     4,307     32,953
   *Arnoldo Mondadori Editore SpA.....................................    24,039     26,955
   *Ascopiave SpA.....................................................     6,261      6,701
    Assicurazioni Generali SpA........................................    79,557    996,547
    Astaldi SpA.......................................................    10,298     59,828
    Atlantia SpA......................................................     5,870     77,065
    Autogrill SpA.....................................................     8,470     68,369
    Azimut Holding SpA................................................    13,319    126,934
   *Banca Carige SpA..................................................   118,020     89,899
    Banca Generali SpA................................................     5,417     61,476
  #*Banca Monte Dei Paschi di Siena SpA............................... 1,189,713    262,890
    Banca Piccolo Credito Valtellinese Scarl..........................    51,777     67,632
    Banca Popolare dell'Emilia Romagna Scarl..........................    65,573    285,041
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................    10,618     12,652
   *Banca Popolare di Milano Scarl....................................   759,714    347,816
    Banca Popolare di Sondrio Scarl...................................    61,896    340,463
    Banca Profilo SpA.................................................    61,003     17,948
    Banco di Desio e della Brianza SpA................................     7,525     15,079
   *Banco Popolare Scarl..............................................   319,968    372,611
    BasicNet SpA......................................................     9,483     23,177
    Brembo SpA........................................................     7,759     79,806
   *Brioschi Sviluppo Immobiliare SpA.................................   158,823     16,385
    Buzzi Unicem SpA..................................................    17,976    180,162
    C.I.R. SpA - Compagnie Industriali Riunite........................    86,022     86,543
   *Carraro SpA.......................................................     8,171     16,384
    Cementir Holding SpA..............................................    16,325     27,094
    Credito Artigiano SpA.............................................    18,471     18,317
    Credito Bergamasco SpA............................................     1,348     15,828
    Credito Emiliano SpA..............................................    14,750     49,916
    Danieli & Co. SpA.................................................     1,730     36,386
    Datalogic SpA.....................................................     2,581     20,805
    Davide Campari - Milano SpA.......................................    36,106    248,795
    De Longhi SpA.....................................................     5,495     60,648
   *DeA Capital SpA...................................................     6,014      9,405
    DiaSorin SpA......................................................     2,217     60,695
   *EI Towers SpA.....................................................     2,096     48,790
    Enel SpA..........................................................   122,254    349,130
   *Engineering Ingegneria Informatica SpA............................       937     29,950
    Eni SpA...........................................................    43,666    900,408
   #Eni SpA Sponsored ADR.............................................    35,048  1,445,380
    ERG SpA...........................................................    10,977     76,972
    Esprinet SpA......................................................     6,596     25,281
   *Eurotech SpA......................................................    11,463     15,869
    Falck Renewables SpA..............................................    11,517     12,434
    Fiat Industrial SpA...............................................    25,864    253,400
  #*Fiat SpA..........................................................   156,007    764,499
  #*Finmeccanica SpA..................................................   105,670    386,098

                                     1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
ITALY -- (Continued)
  #*Fondiaria-Sai SpA.................................................  67,284 $   82,474
   *Gemina SpA........................................................  98,708     76,051
    Geox SpA..........................................................  12,742     29,302
    Gruppo Editoriale L'Espresso SpA..................................  19,872     15,543
    Hera SpA..........................................................  62,720     76,688
    Immsi SpA.........................................................  36,255     19,830
    Impregilo SpA.....................................................  92,088    346,672
    Indesit Co. SpA...................................................   2,959     10,577
    Industria Macchine Automatiche SpA................................   1,478     23,768
    Interpump Group SpA...............................................  11,739     81,068
    Intesa Sanpaolo SpA............................................... 680,598    860,322
    Intesa Sanpaolo SpA Sponsored ADR.................................     200      1,498
    Iren SpA..........................................................  44,683     15,707
    Italcementi SpA...................................................  17,174     70,558
   *Italmobiliare SpA.................................................   1,543     20,476
   *Juventus Football Club SpA........................................ 149,340     34,407
  #*KME Group SpA..................................................... 131,121     49,022
   *Landi Renzo SpA...................................................   9,013     13,848
    Lottomatica Group SpA.............................................  11,013    215,705
    Luxottica Group SpA...............................................   1,046     35,860
    Luxottica Group SpA Sponsored ADR.................................   2,300     78,476
   *Maire Tecnimont SpA............................................... 105,175     74,922
    MARR SpA..........................................................   3,171     28,641
    Mediaset SpA...................................................... 129,377    225,504
    Mediobanca SpA.................................................... 101,482    348,945
    Mediolanum SpA....................................................  29,726     98,200
   *Milano Assicurazioni SpA.......................................... 164,071     54,299
    Nice SpA..........................................................   1,842      5,777
    Parmalat SpA...................................................... 146,767    276,741
    Piaggio & C. SpA..................................................  25,772     61,677
   *Pininfarina SpA...................................................   2,797     10,378
   #Pirelli & C. SpA..................................................  31,874    321,882
   *Prelios SpA....................................................... 165,502     20,198
   *Premafin Finanziaria SpA..........................................  62,392     12,367
    Prysmian SpA......................................................  14,297    228,998
   *RCS MediaGroup SpA................................................   8,793      5,180
    Recordati SpA.....................................................  15,638    105,508
    Reply SpA.........................................................     882     18,786
    Sabaf SpA.........................................................   1,349     15,714
   *Safilo Group SpA..................................................   6,201     39,788
    Saipem SpA........................................................   5,595    257,139
   *Saras SpA.........................................................  72,001     78,997
    Snam SpA..........................................................  47,891    192,515
   *Societa Cattolica di Assicurazioni Scrl...........................   8,311    100,965
    Societa Iniziative Autostradali e Servizi SpA.....................   9,819     66,226
    Sogefi SpA........................................................  11,540     27,225
    Sol SpA...........................................................  11,034     59,721
   *Sorin SpA.........................................................  55,777    116,629
   *Telecom Italia Media SpA..........................................  35,176      6,309
    Telecom Italia SpA................................................ 733,354    596,971
    Telecom Italia SpA Sponsored ADR..................................  48,868    396,808
   #Tenaris SA ADR....................................................   8,006    306,470
    Terna Rete Elettrica Nazionale SpA................................  42,552    142,008
  #*Tiscali SpA.......................................................  91,625      3,204
    Tod's SpA.........................................................     719     65,968
    Trevi Finanziaria SpA.............................................   3,901     20,894
   *UniCredit SpA..................................................... 315,538  1,069,092
    Unione di Banche Italiane ScpA.................................... 178,824    517,904
   *Unipol Gruppo Finanziario SpA.....................................  56,973    141,139
    Vittoria Assicurazioni SpA........................................   3,672     19,191
   *Yoox SpA..........................................................   4,630     61,477

                                     1137

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CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
ITALY -- (Continued)
    Zignago Vetro SpA.................................................  1,366 $     7,751
                                                                              -----------
TOTAL ITALY...........................................................         17,094,590
                                                                              -----------
JAPAN -- (14.4%)
    77 Bank, Ltd. (The)............................................... 76,000     286,052
    A&D Co., Ltd......................................................  5,400      19,956
    ABC-Mart, Inc.....................................................  1,200      48,363
    Accordia Golf Co., Ltd............................................    224     146,690
    Achilles Corp..................................................... 26,000      35,047
    Adeka Corp........................................................ 19,100     160,820
   *Aderans Co., Ltd..................................................  2,700      32,605
    Advantest Corp....................................................  7,800      98,979
    Advantest Corp. ADR...............................................  3,900      49,374
    Aeon Co., Ltd..................................................... 40,100     482,831
    Aeon Delight Co., Ltd.............................................  1,500      34,565
    Aeon Fantasy Co., Ltd.............................................  3,700      55,136
    Aeon Mall Co., Ltd................................................  1,800      43,053
    Agrex, Inc........................................................    600       5,896
    Ahresty Corp......................................................  1,700      11,472
    Ai Holdings Corp..................................................  8,200      45,531
    Aica Kogyo Co., Ltd...............................................  7,700     118,849
    Aichi Bank, Ltd. (The)............................................  1,900      94,085
    Aichi Corp........................................................  8,300      37,232
    Aichi Steel Corp.................................................. 21,000      79,534
    Aida Engineering, Ltd............................................. 17,800     105,687
    Ain Pharmaciez, Inc...............................................  1,000      62,546
    Aiphone Co., Ltd..................................................  2,500      48,351
    Air Water, Inc....................................................  9,000     108,244
    Airport Facilities Co., Ltd....................................... 10,300      47,277
   *Aisan Industry Co., Ltd...........................................  4,900      39,620
    Aisin Seiki Co., Ltd..............................................  9,500     288,776
    Ajinomoto Co., Inc................................................ 50,000     708,240
   #Akebono Brake Industry Co., Ltd................................... 13,200      57,642
    Akita Bank, Ltd. (The)............................................ 43,000     117,476
    Alconix Corp......................................................  2,100      39,874
    Alfresa Holdings Corp.............................................  8,500     451,838
    All Nippon Airways Co., Ltd....................................... 20,000      46,200
    Allied Telesis Holdings K.K....................................... 38,200      32,487
    Alpen Co., Ltd....................................................  4,500      84,777
    Alpha Systems, Inc................................................  1,080      13,874
    Alpine Electronics, Inc........................................... 11,100     116,513
    Alps Electric Co., Ltd............................................ 32,700     194,740
    Alps Logistics Co., Ltd...........................................  2,200      22,053
    Amada Co., Ltd.................................................... 71,000     373,361
    Amano Corp........................................................ 13,500     108,175
    Amiyaki Tei Co., Ltd..............................................      1       2,425
    Amuse, Inc........................................................  2,600      36,477
    Ando Corp......................................................... 14,000      17,450
    Anest Iwata Corp..................................................  5,000      22,886
    Anritsu Corp...................................................... 18,000     222,469
    AOC Holdings, Inc................................................. 10,500      34,324
    AOI Electronic Co., Ltd...........................................  1,100      15,465
    AOKI Holdings, Inc................................................  4,000      88,923
    Aomori Bank, Ltd. (The)........................................... 40,000     120,790
    Aoyama Trading Co., Ltd........................................... 10,700     209,013
    Aozora Bank, Ltd.................................................. 80,000     183,293
    Arakawa Chemical Industries, Ltd..................................  3,900      32,285
    Arc Land Sakamoto Co., Ltd........................................  2,200      33,075
    Arcs Co., Ltd.....................................................  7,500     164,709
    Ariake Japan Co., Ltd.............................................  2,200      47,177
    Arisawa Manufacturing Co., Ltd....................................  7,000      17,959

                                     1138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Arnest One Corp...................................................   8,300 $113,503
    As One Corp.......................................................   2,100   45,099
    Asahi Co., Ltd....................................................   2,000   32,938
    Asahi Diamond Industrial Co., Ltd.................................  10,600  121,992
    Asahi Glass Co., Ltd..............................................  64,000  375,738
    Asahi Group Holdings, Ltd.........................................  12,200  273,858
    Asahi Holdings, Inc...............................................   3,100   53,350
    Asahi Kasei Corp..................................................  72,000  381,610
    Asahi Organic Chemicals Industry Co., Ltd.........................  15,000   37,026
    Asatsu-DK, Inc....................................................   5,400  154,320
    Asax Co., Ltd.....................................................       1    1,021
    Asics Corp........................................................   5,000   58,523
    ASKA Pharmaceutical Co., Ltd......................................   6,000   32,662
    ASKUL Corp........................................................   2,000   24,714
    Astellas Pharma, Inc..............................................   5,600  266,032
   #Atom Corp.........................................................     300    1,390
    Atsugi Co., Ltd...................................................  29,000   34,413
    Autobacs Seven Co., Ltd...........................................   5,300  260,862
    Avex Group Holdings, Inc..........................................   4,700   71,181
    Awa Bank, Ltd. (The)..............................................  41,000  251,761
    Azbil Corp........................................................   8,900  180,017
    Bando Chemical Industries, Ltd....................................  16,000   56,715
    Bank of Iwate, Ltd. (The).........................................   3,000  126,073
    Bank of Kyoto, Ltd. (The).........................................  39,000  285,234
    Bank of Nagoya, Ltd. (The)........................................  27,000   81,585
    Bank of Okinawa, Ltd. (The).......................................   5,500  232,578
    Bank of Saga, Ltd. (The)..........................................  25,000   58,849
    Bank of the Ryukyus, Ltd..........................................   7,700   94,258
    Bank of Yokohama, Ltd. (The)...................................... 142,000  643,124
    Belc Co., Ltd.....................................................   1,500   21,327
    Belluna Co., Ltd..................................................   5,950   47,510
    Benesse Holdings, Inc.............................................   1,200   56,639
  #*Best Denki Co., Ltd...............................................  13,000   24,918
  #*Bic Camera, Inc...................................................      89   47,376
    BML, Inc..........................................................   1,300   34,868
    Bookoff Corp......................................................   3,500   30,309
    Bridgestone Corp..................................................  20,600  463,995
    Brother Industries, Ltd...........................................  27,500  254,035
   *Bunka Shutter Co., Ltd............................................  11,000   49,161
    CAC Corp..........................................................   4,000   31,453
    Calsonic Kansei Corp..............................................  15,000   73,092
    Canon Electronics, Inc............................................   2,800   58,118
    Canon Marketing Japan, Inc........................................  14,100  189,849
    Canon, Inc. Sponsored ADR.........................................   9,399  314,397
    Capcom Co., Ltd...................................................   1,600   32,543
   #Casio Computer Co., Ltd...........................................  41,200  270,806
    Cawachi, Ltd......................................................   3,200   64,551
    Central Glass Co., Ltd............................................  36,000  133,104
    Central Japan Railway Co., Ltd....................................      20  165,235
    Century Tokyo Leasing Corp........................................  10,100  175,108
    Chiba Bank, Ltd. (The)............................................  86,000  500,976
   *Chiba Kogyo Bank, Ltd. (The)......................................   6,600   35,633
    Chino Corp........................................................   1,000    2,633
    Chiyoda Co., Ltd..................................................   4,900  117,722
    Chiyoda Corp......................................................  10,000  129,878
    Chiyoda Integre Co., Ltd..........................................   3,700   43,611
    Chori Co., Ltd....................................................  35,000   44,011
    Chubu Electric Power Co., Ltd.....................................   9,300   99,205
    Chubu Shiryo Co., Ltd.............................................   6,000   38,580
    Chuetsu Pulp & Paper Co., Ltd.....................................  20,000   35,582
    Chugai Pharmaceutical Co., Ltd....................................   2,500   48,078

                                     1139

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Chugai Ro Co., Ltd................................................  14,000 $ 40,230
    Chugoku Bank, Ltd. (The)..........................................  23,000  292,871
    Chugoku Electric Power Co., Ltd. (The)............................   7,400   94,321
    Chugoku Marine Paints, Ltd........................................  14,000   68,392
    Chukyo Bank, Ltd. (The)...........................................  26,000   55,929
   #Chuo Denki Kogyo Co., Ltd.........................................   5,100   20,422
    Chuo Mitsui Trust Holdings, Inc................................... 204,440  583,928
    Chuo Spring Co., Ltd..............................................   4,000   13,963
    Citizen Holdings Co., Ltd.........................................  50,300  277,901
    CKD Corp..........................................................  11,200   70,048
    Cleanup Corp......................................................   3,400   21,170
    CMIC Holdings Co., Ltd............................................   2,000   30,914
    CMK Corp..........................................................  11,500   40,383
    Coca-Cola Central Japan Co., Ltd..................................   6,100   78,388
    Coca-Cola West Co., Ltd...........................................  13,700  234,459
    Cocokara fine, Inc................................................   4,300  145,903
   #Colowide Co., Ltd.................................................   6,000   48,641
    Computer Engineering & Consulting, Ltd............................   6,400   36,486
    COMSYS Holdings Corp..............................................  21,400  266,726
    Corona Corp.......................................................   2,600   33,016
    Cosel Co., Ltd....................................................   4,000   52,729
    Cosmo Oil Co., Ltd................................................ 128,000  279,142
    Cosmos Pharmaceutical Corp........................................     900   73,191
    Credit Saison Co., Ltd............................................  23,000  521,537
    Dai Nippon Printing Co., Ltd......................................  64,000  486,436
    Dai Nippon Toryo, Ltd.............................................  11,000   11,313
    Daibiru Corp......................................................   9,600   67,038
    Daicel Corp.......................................................  57,000  341,150
    Dai-Dan Co., Ltd..................................................   9,000   51,551
    Daido Kogyo Co., Ltd..............................................  11,553   20,423
    Daido Metal Co., Ltd..............................................   5,000   46,751
    Daido Steel Co., Ltd..............................................  25,000  141,046
    Daidoh, Ltd.......................................................   4,000   27,263
   *Daiei, Inc. (The).................................................  27,800   64,085
    Daifuku Co., Ltd..................................................  17,500  104,356
    Daihatsu Motor Co., Ltd...........................................   8,000  133,694
    Daihen Corp.......................................................  15,000   46,261
    Daiho Corp........................................................   8,000    9,139
  #*Daiichi Chuo K.K..................................................  24,000   24,218
    Daiichi Jitsugyo Co., Ltd.........................................  12,000   56,781
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................   1,100   22,135
    Daiichi Kogyo Seiyaku Co., Ltd....................................   6,000   17,681
    Dai-ichi Life Insurance Co., Ltd. (The)...........................     129  135,224
    Daiichi Sankyo Co., Ltd...........................................   8,600  141,529
    Daiken Corp.......................................................  20,000   51,708
    Daiki Aluminium Industry Co., Ltd.................................  10,000   28,392
    Daikin Industries, Ltd............................................   7,000  190,166
    Daikoku Denki Co., Ltd............................................   2,100   38,587
    Daikyo, Inc.......................................................  44,000  110,125
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........  15,000   60,385
    Dainippon Screen Manufacturing Co., Ltd...........................  20,000  133,600
    Dainippon Sumitomo Pharma Co., Ltd................................  17,600  194,377
   #Daio Paper Corp...................................................  20,000  120,583
    Daisan Bank, Ltd. (The)...........................................  34,000   61,835
    Daiseki Co., Ltd..................................................   4,700   78,640
    Daishi Bank, Ltd. (The)...........................................  63,000  184,320
    Daiso Co., Ltd....................................................  15,000   43,729
    Daisyo Corp.......................................................   2,500   33,353
    Daito Bank, Ltd. (The)............................................  15,000   11,814
    Daito Pharmaceutical Co., Ltd.....................................     600    8,390
    Daito Trust Construction Co., Ltd.................................   1,700  163,370

                                     1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Daiwa House Industry Co., Ltd.....................................  46,000 $653,504
    Daiwa Industries, Ltd.............................................   5,100   24,304
    Daiwa Securities Group, Inc....................................... 192,000  715,592
    Daiwabo Holdings Co., Ltd.........................................  26,000   46,596
    DCM Holdings Co., Ltd.............................................  16,000  110,993
    Dena Co., Ltd.....................................................   1,500   32,500
    Denki Kagaku Kogyo K.K............................................  78,000  256,836
    Denki Kogyo Co., Ltd..............................................  16,000   74,949
    Denso Corp........................................................  16,200  516,131
    Dentsu, Inc.......................................................   3,900  103,527
    Denyo Co., Ltd....................................................   5,400   61,988
    Descente, Ltd.....................................................  11,000   68,697
    DIC Corp..........................................................  74,000  127,303
    Disco Corp........................................................   2,700  141,809
    Don Quijote Co., Ltd..............................................   2,200   73,393
   *Doshisha Co., Ltd.................................................   3,000   86,810
    Doutor Nichires Holdings Co., Ltd.................................   6,300   78,728
    Dowa Holdings Co., Ltd............................................  24,000  147,182
    Dr. Ci:Labo Co., Ltd..............................................       7   23,597
    DTS Corp..........................................................   3,900   50,125
    Dunlop Sports Co., Ltd............................................   3,300   39,508
    Duskin Co., Ltd...................................................   9,600  189,296
    Dwango Co., Ltd...................................................      22   33,312
    eAccess, Ltd......................................................     403   73,576
    Eagle Industry Co., Ltd...........................................   6,000   46,757
    Earth Chemical Co., Ltd...........................................     200    7,309
    East Japan Railway Co.............................................   5,100  326,231
   *Ebara Corp........................................................  86,000  323,122
    Edion Corp........................................................  12,900   62,150
    Ehime Bank, Ltd. (The)............................................  33,000   89,110
    Eidai Co., Ltd....................................................   4,000   18,722
    Eighteenth Bank, Ltd. (The).......................................  35,000   88,150
    Eiken Chemical Co., Ltd...........................................   1,600   21,585
    Eisai Co., Ltd....................................................   2,100   92,932
    Eizo Nanao Corp...................................................   2,900   56,293
    Electric Power Development Co., Ltd...............................   3,000   70,567
    Elematec Corp.....................................................     952   12,941
    Enplas Corp.......................................................   3,500  102,372
   *EPS Corp..........................................................      18   48,743
    ESPEC Corp........................................................   5,900   54,130
    Excel Co., Ltd....................................................   1,900   17,596
    Exedy Corp........................................................   5,500  109,645
    Ezaki Glico Co., Ltd..............................................   9,000  103,779
   *F&A Aqua Holdings, Inc............................................   2,600   27,347
    Faith, Inc........................................................      50    5,318
    FamilyMart Co., Ltd...............................................   1,400   66,252
    Fancl Corp........................................................  11,500  140,030
    FANUC Corp........................................................   1,300  200,705
    Fast Retailing Co., Ltd...........................................     400   82,149
    FCC Co., Ltd......................................................   3,000   46,292
   *FDK Corp..........................................................  21,000   21,793
    Felissimo Corp....................................................     600    8,409
    FIDEA Holdings Co., Ltd...........................................  22,300   42,957
    Foster Electric Co., Ltd..........................................   4,700   71,739
    FP Corp...........................................................   1,000   69,491
    France Bed Holdings Co., Ltd......................................  27,000   57,717
    F-Tech, Inc.......................................................     400    6,212
   *Fudo Tetra Corp...................................................  19,500   26,983
    Fuji Co., Ltd.....................................................   2,400   54,043
    Fuji Corp, Ltd....................................................   4,000   21,196
    Fuji Electric Co., Ltd............................................  83,000  183,007

                                     1141

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Fuji Electronics Co., Ltd.........................................   1,500 $ 20,370
    Fuji Furukawa Engineering & Construction Co., Ltd.................   1,000    2,601
    Fuji Heavy Industries, Ltd........................................  76,000  563,349
   *Fuji Kiko Co., Ltd................................................   4,000   13,140
    Fuji Media Holdings, Inc..........................................      61  103,780
    Fuji Oil Co., Ltd.................................................  11,200  141,223
    Fuji Seal International, Inc......................................   4,300   80,672
    Fuji Soft, Inc....................................................   4,400   68,115
    Fujibo Holdings, Inc..............................................  13,000   31,383
    Fujicco Co., Ltd..................................................   4,000   49,206
    FUJIFILM Holdings Corp............................................  30,300  541,165
    Fujikura Kasei Co., Ltd...........................................   5,300   24,959
    Fujikura, Ltd.....................................................  66,000  197,800
    Fujimi, Inc.......................................................   2,700   38,048
    Fujimori Kogyo Co., Ltd...........................................   2,700   53,180
    Fujitec Co., Ltd..................................................  13,000   78,350
    Fujitsu Frontech, Ltd.............................................   5,600   30,760
    Fujitsu General, Ltd..............................................   7,000   58,592
   *Fujitsu, Ltd......................................................  71,500  280,498
    Fukuda Corp.......................................................   3,000   10,476
    Fukui Bank, Ltd. (The)............................................  45,000   99,643
    Fukuoka Financial Group, Inc......................................  91,400  333,307
    Fukushima Bank, Ltd. (The)........................................  41,000   28,119
    Fukushima Industries Corp.........................................   1,100   15,560
    Fukuyama Transporting Co., Ltd....................................  28,000  156,624
    Funai Consulting, Inc.............................................   3,700   24,982
   *Furukawa Co., Ltd.................................................  73,000   60,184
   *Furukawa Electric Co., Ltd........................................ 113,000  234,245
    Furukawa-Sky Aluminum Corp........................................  18,000   48,150
    Furusato Industries, Ltd..........................................   1,000    9,845
    Fuso Pharmaceutical Industries, Ltd...............................  13,000   39,432
    Futaba Corp.......................................................   1,500   22,320
   *Futaba Industrial Co., Ltd........................................  16,700   77,865
    Fuyo General Lease Co., Ltd.......................................   3,100  100,512
    Gakken Holdings Co., Ltd..........................................  21,000   44,107
    Gecoss Corp.......................................................   3,400   17,786
    Geo Holdings Corp.................................................      57   63,376
    Glory, Ltd........................................................  14,100  291,763
    GMO Internet, Inc.................................................   7,900   39,613
    Godo Steel, Ltd...................................................  28,000   53,857
    Goldcrest Co., Ltd................................................   3,510   54,037
   #Goldwin, Inc......................................................  13,000   67,254
  #*Gourmet Kineya Co., Ltd...........................................   3,000   19,361
   #GS Yuasa Corp.....................................................  18,000   71,303
    GSI Creos Corp....................................................  29,000   39,082
    Gulliver International Co., Ltd...................................     980   29,843
    Gun Ei Chemical Industry Co., Ltd.................................   2,000    5,246
    Gunma Bank, Ltd. (The)............................................  79,000  384,076
    Gunze, Ltd........................................................  39,000  102,723
    H.I.S. Co., Ltd...................................................   3,500  120,861
    H2O Retailing Corp................................................  19,000  195,148
    Hachijuni Bank, Ltd. (The)........................................  50,000  265,298
    Hakudo Co., Ltd...................................................   2,800   26,289
    Hakuhodo DY Holdings, Inc.........................................   4,270  281,191
    Hakuto Co., Ltd...................................................   5,400   54,620
    Hamakyorex Co., Ltd...............................................     700   23,601
    Hamamatsu Photonics K.K...........................................   4,200  146,750
   #Hankyu Hanshin Holdings, Inc...................................... 105,000  562,348
    Hanwa Co., Ltd....................................................  41,000  146,313
    Happinet Corp.....................................................   5,000   47,981
    Harashin Narus Holdings Co., Ltd..................................   2,200   38,871

                                     1142

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
   *Haseko Corp.......................................................  44,000 $   30,138
    Hazama Corp.......................................................  33,800     81,413
    Heiwa Corp........................................................   5,600    101,180
    Heiwa Real Estate Co., Ltd........................................  42,500     99,072
    Heiwado Co., Ltd..................................................   5,400     77,796
    Hibiya Engineering, Ltd...........................................   6,000     67,059
    Hiday Hidaka Corp.................................................   2,880     47,092
    Higashi-Nippon Bank, Ltd..........................................  26,000     56,645
    Higo Bank, Ltd. (The).............................................  34,000    179,061
    Hikari Tsushin, Inc...............................................   4,000    190,788
    Hino Motors, Ltd..................................................  13,000     89,837
    Hioki EE Corp.....................................................   2,200     36,537
    Hirose Electric Co., Ltd..........................................   1,000     95,413
    Hiroshima Bank, Ltd. (The)........................................ 107,000    352,403
    Hisaka Works, Ltd.................................................   5,000     40,910
    Hisamitsu Pharmaceutical Co., Inc.................................   1,000     50,335
   *Hitachi Cable, Ltd................................................  33,000     56,528
    Hitachi Capital Corp..............................................  11,100    201,393
   *Hitachi Chemical Co., Ltd.........................................   8,800    133,668
    Hitachi Construction Machinery Co., Ltd...........................   9,200    164,455
    Hitachi High-Technologies Corp....................................  12,800    318,590
    Hitachi Koki Co., Ltd.............................................   9,000     66,857
    Hitachi Kokusai Electric, Inc.....................................  10,000     65,738
    Hitachi Medical Corp..............................................   6,000     78,302
    Hitachi Metals, Ltd...............................................  12,000    131,341
    Hitachi Tool Engineering, Ltd.....................................   1,400     15,233
    Hitachi Transport System, Ltd.....................................   8,500    155,913
    Hitachi Zosen Corp................................................ 136,000    165,802
    Hitachi, Ltd. ADR.................................................  10,080    593,208
    Hodogaya Chemical Co., Ltd........................................   8,000     21,716
    Hogy Medical Co., Ltd.............................................   2,000     96,774
    Hokkaido Electric Power Co., Inc..................................   4,400     40,424
    Hokkaido Gas Co., Ltd.............................................   7,000     22,496
    Hokkan Holdings, Ltd..............................................  15,000     41,966
    Hokko Chemical Industry Co., Ltd..................................   7,000     19,088
    Hokkoku Bank, Ltd. (The)..........................................  49,000    177,946
    Hokuetsu Bank, Ltd. (The).........................................  34,000     64,793
    Hokuetsu Kishu Paper Co., Ltd.....................................  23,500    108,046
    Hokuhoku Financial Group, Inc..................................... 233,000    337,878
    Hokuriku Electric Industry Co., Ltd...............................  15,000     16,567
    Hokuriku Electric Power Co., Inc..................................   3,800     38,646
    Hokuto Corp.......................................................   2,000     39,125
    Honda Motor Co., Ltd..............................................  22,300    708,924
    Honda Motor Co., Ltd. Sponsored ADR...............................  37,467  1,180,211
    Honeys Co., Ltd...................................................   1,400     25,736
    Horiba, Ltd.......................................................   3,600    127,077
    Hoshizaki Electric Co., Ltd.......................................   4,100    105,273
    Hosiden Corp......................................................   9,100     53,362
    Hosokawa Micron Corp..............................................   5,000     24,996
    House Foods Corp..................................................  13,100    218,457
    Howa Machinery, Ltd...............................................   5,000      4,374
    Hoya Corp.........................................................   5,800    128,649
   *Hulic Co., Ltd....................................................  22,200    116,219
    Hyakugo Bank, Ltd. (The)..........................................  47,000    196,769
    Hyakujishi Bank, Ltd. (The).......................................  48,000    176,181
   *Ibiden Co., Ltd...................................................  13,700    222,047
    IBJ Leasing Co., Ltd..............................................   3,700     93,014
    Ichibanya Co., Ltd................................................     500     14,620
   *Ichikoh Industries, Ltd...........................................   6,000      9,833
    Ichinen Holdings Co., Ltd.........................................     600      3,164
    Ichiyoshi Securities Co., Ltd.....................................   5,000     24,362

                                     1143

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Idec Corp.........................................................  6,400 $ 57,130
    Idemitsu Kosan Co., Ltd...........................................  2,900  242,915
    Ihara Chemical Industry Co., Ltd..................................  6,000   28,834
    IHI Corp.......................................................... 88,000  187,285
    Iida Home Max Co., Ltd............................................  4,800   43,658
    Iino Kaiun Kaisha, Ltd............................................ 18,300   75,674
   *Imasen Electric Industrial Co., Ltd...............................  3,000   42,202
    Imperial Hotel, Ltd...............................................    550   17,244
    Inaba Denki Sangyo Co., Ltd.......................................  3,600  103,485
    Inaba Seisakusho Co., Ltd.........................................  3,500   44,769
    Inabata & Co., Ltd................................................ 12,900   79,252
    Inageya Co., Ltd..................................................  5,200   62,163
    Ines Corp.........................................................  8,100   48,747
    Information Services International-Dentsu, Ltd....................  3,600   30,173
    Innotech Corp.....................................................  2,100    9,686
    Inpex Corp........................................................    105  583,418
    Intage, Inc.......................................................    100    2,122
    Internet Initiative Japan, Inc....................................     15   64,472
   *Inui Steamship Co., Ltd...........................................  6,000   16,977
    Ise Chemical Corp.................................................  3,000   16,201
    Iseki & Co., Ltd.................................................. 37,000   96,246
    Isetan Mitsukoshi Holdings, Ltd................................... 45,500  479,015
   *Ishihara Sangyo Kaisha, Ltd....................................... 73,000   58,310
    Isuzu Motors, Ltd................................................. 98,000  499,611
    IT Holdings Corp.................................................. 18,700  193,508
    ITC Networks Corp.................................................    200    1,516
    Ito En, Ltd.......................................................  1,700   32,285
    ITOCHU Corp....................................................... 48,600  503,098
    Itochu Enex Co., Ltd..............................................  9,100   49,446
    Itochu Techno-Solutions Corp......................................  3,500  180,986
    Itochu-Shokuhin Co., Ltd..........................................    900   33,303
    Itoham Foods, Inc................................................. 30,000  125,220
    Itoki Corp........................................................ 10,000   47,412
    Iwai Cosmo Holdings, Inc..........................................  2,200    8,202
   *Iwasaki Electric Co., Ltd......................................... 16,000   28,152
    Iwatani Corp...................................................... 25,000   94,314
   *Iwatsu Electric Co., Ltd.......................................... 10,000    7,620
    Iyo Bank, Ltd. (The).............................................. 42,843  329,982
    Izumi Co., Ltd....................................................  6,200  124,751
    Izumiya Co., Ltd.................................................. 13,000   64,636
    J. Front Retailing Co., Ltd....................................... 62,000  307,197
    Jalux, Inc........................................................    800    8,835
    Jamco Corp........................................................  2,000   10,427
   *Janome Sewing Machine Co., Ltd.................................... 20,000   16,011
   #Japan Airport Terminal Co., Ltd...................................  9,100  103,713
    Japan Aviation Electronics Industry, Ltd.......................... 12,000   98,175
    Japan Cash Machine Co., Ltd.......................................  4,900   36,578
    Japan Digital Laboratory Co., Ltd.................................  4,100   45,159
    Japan Drilling Co., Ltd...........................................    800   24,071
    Japan Electronic Materials Corp...................................  2,100   10,663
    Japan Pulp & Paper Co., Ltd....................................... 19,000   63,431
   *Japan Radio Co., Ltd..............................................  9,000   19,086
    Japan Steel Works, Ltd. (The)..................................... 24,000  130,550
    Japan Tobacco, Inc................................................  7,400  232,468
    Japan Transcity Corp.............................................. 15,000   50,908
    Japan Vilene Co., Ltd............................................. 10,000   42,391
    Japan Wool Textile Co., Ltd. (The)................................ 13,000   87,420
    Jeol, Ltd......................................................... 17,000   37,927
    JFE Holdings, Inc................................................. 30,400  398,492
   *JFE Shoji Trade Corp.............................................. 24,000   85,537
    JGC Corp..........................................................  4,000  122,252

                                     1144

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Jidosha Buhin Kogyo Co., Ltd......................................   3,000 $ 13,164
    JMS Co., Ltd......................................................   2,000    6,704
    J-Oil Mills, Inc..................................................  18,000   51,608
    Joshin Denki Co., Ltd.............................................   6,000   68,335
    Joyo Bank, Ltd. (The).............................................  72,000  320,828
    JSP Corp..........................................................   6,600   97,776
    JSR Corp..........................................................   8,500  149,618
    JTEKT Corp........................................................  21,900  192,254
   #Juki Corp.........................................................  31,000   45,848
    Juroku Bank, Ltd..................................................  54,000  176,517
    JVC Kenwood Holdings, Inc.........................................  28,100   85,747
    JX Holdings, Inc.................................................. 160,968  773,746
   #kabu.com Securities Co., Ltd......................................   5,900   17,686
    Kadokawa Group Holdings, Inc......................................   3,200   90,188
    Kaga Electronics Co., Ltd.........................................   5,000   51,566
    Kagome Co., Ltd...................................................   2,800   62,179
    Kagoshima Bank, Ltd. (The)........................................  28,000  168,348
    Kajima Corp.......................................................  86,000  245,968
    Kakaku.com, Inc...................................................   2,200   70,004
    Kaken Pharmaceutical Co., Ltd.....................................   9,000  127,616
    Kameda Seika Co., Ltd.............................................   2,100   52,990
    Kamei Corp........................................................   7,000   65,219
    Kamigumi Co., Ltd.................................................  53,000  425,030
    Kanagawa Chuo Kotsu Co., Ltd......................................   7,000   40,575
    Kanamoto Co., Ltd.................................................   8,000   90,586
    Kandenko Co., Ltd.................................................  19,000   89,658
    Kaneka Corp.......................................................  62,000  318,871
   *Kanematsu Corp....................................................  56,000   65,897
    Kanematsu Electronics, Ltd........................................   4,900   54,116
    Kansai Electric Power Co., Inc....................................  12,500   93,774
    Kansai Paint Co., Ltd.............................................  27,000  281,824
    Kanto Denka Kogyo Co., Ltd........................................  12,000   36,500
    Kanto Natural Gas Development Co., Ltd............................   6,000   30,798
    Kao Corp..........................................................   3,000   81,080
    Kappa Create Co., Ltd.............................................   1,450   31,820
    Kasai Kogyo Co., Ltd..............................................   7,000   36,083
    Kasumi Co., Ltd...................................................   8,000   56,466
   *Katakura Industries Co., Ltd......................................   4,600   38,212
    Kato Sangyo Co., Ltd..............................................   3,600   67,904
   #Kato Works Co., Ltd...............................................  15,000   69,771
    Kawai Musical Instruments Manufacturing Co., Ltd..................  21,000   48,764
    Kawasaki Heavy Industries, Ltd....................................  58,000  137,721
  #*Kawasaki Kisen Kaisha, Ltd........................................ 159,000  240,792
    Kawasumi Laboratories, Inc........................................   1,000    5,782
    KDDI Corp.........................................................      43  296,064
    Keihan Electric Railway Co., Ltd..................................  10,000   47,393
    Keihanshin Building Co., Ltd......................................   1,200    5,319
    Keihin Corp.......................................................   9,400  125,734
    Keikyu Corp.......................................................  14,000  130,619
    Keio Corp.........................................................  17,000  124,832
    Keisei Electric Railway Co., Ltd..................................  22,000  198,561
    Keiyo Bank, Ltd. (The)............................................  48,000  215,150
   #Keiyo Co., Ltd....................................................   6,000   37,118
   *Kenedix, Inc......................................................     545   71,555
    Kewpie Corp.......................................................  16,100  238,001
    Key Coffee, Inc...................................................   2,800   52,360
    Keyence Corp......................................................     352   87,669
    Kikkoman Corp.....................................................  23,000  288,628
    Kimoto Co., Ltd...................................................   4,600   24,178
    Kinden Corp.......................................................  28,000  188,278
    Kinki Sharyo Co., Ltd.............................................   6,000   21,785

                                     1145

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
   #Kintetsu Corp.....................................................  47,000 $186,526
    Kintetsu World Express, Inc.......................................   1,600   49,456
    Kirayaka Bank, Ltd................................................   7,000    7,212
    Kirin Holdings Co., Ltd...........................................  36,940  419,010
    Kisoji Co., Ltd...................................................   2,100   42,741
    Kissei Pharmaceutical Co., Ltd....................................   2,100   36,836
    Kitagawa Iron Works Co., Ltd......................................  27,000   47,961
    Kita-Nippon Bank, Ltd. (The)......................................   1,300   35,503
    Kitano Construction Corp..........................................  11,000   23,709
    Kito Corp.........................................................      11    8,689
    Kitz Corp.........................................................  17,900   71,106
    Kiyo Holdings, Inc................................................ 157,000  219,946
    Koa Corp..........................................................   7,200   64,006
    Koatsu Gas Kogyo Co., Ltd.........................................   8,000   50,417
    Kobayashi Pharmaceutical Co., Ltd.................................   1,400   73,003
    Kobe Steel, Ltd................................................... 287,000  268,302
    Kohnan Shoji Co., Ltd.............................................   6,600   78,713
    Kohsoku Corp......................................................   2,200   19,259
    Koito Manufacturing Co., Ltd......................................  11,000  138,934
   #Kojima Co., Ltd...................................................   8,800   28,309
    Kokuyo Co., Ltd...................................................  16,000  118,887
   #KOMAIHALTEC, Inc..................................................  12,000   34,612
    Komatsu Seiren Co., Ltd...........................................   9,000   42,888
    Komatsu, Ltd......................................................   8,900  197,440
    Komeri Co., Ltd...................................................   5,200  129,916
    Komori Corp.......................................................  14,700   88,193
    Konaka Co., Ltd...................................................   5,400   62,003
    Konami Corp. ADR..................................................   1,900   40,565
    Kondotec, Inc.....................................................   1,500    8,410
    Konica Minolta Holdings, Inc......................................  58,500  412,495
    Konishi Co., Ltd..................................................   4,800   67,205
    Kose Corp.........................................................   7,000  163,955
    KRS Corp..........................................................     200    2,201
   #K's Holdings Corp.................................................   7,180  233,803
    Kubota Corp. Sponsored ADR........................................   4,000  188,480
   *Kumagai Gumi Co., Ltd.............................................  39,000   36,705
  #*Kumiai Chemical Industry Co., Ltd.................................  14,000   67,289
    Kura Corp.........................................................     700    9,721
    Kurabo Industries, Ltd............................................  35,000   59,669
    Kuraray Co., Ltd..................................................  28,000  327,730
    Kureha Corp.......................................................  25,000  102,123
    Kurimoto, Ltd.....................................................  31,000   89,852
    Kurita Water Industries, Ltd......................................   4,700  105,715
    Kuroda Electric Co., Ltd..........................................   5,100   59,548
    Kurosaki Harima Corp..............................................  10,000   21,031
   #KYB Co., Ltd......................................................  28,000  119,167
    Kyocera Corp......................................................   1,066   84,344
    Kyocera Corp. Sponsored ADR.......................................   5,322  424,802
    Kyodo Printing Co., Ltd...........................................  17,000   44,105
    Kyodo Shiryo Co., Ltd.............................................  26,000   29,417
    Kyoei Steel, Ltd..................................................   3,300   64,169
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   6,400   57,144
    Kyokuto Securities Co., Ltd.......................................   4,700   34,082
   #Kyokuyo Co., Ltd..................................................  10,000   23,962
    KYORIN Holdings, Inc..............................................   9,000  196,149
   #Kyoritsu Maintenance Co., Ltd.....................................   2,400   51,850
    Kyosan Electric Manufacturing Co., Ltd............................  12,000   49,126
    Kyoto Kimono Yuzen Co., Ltd.......................................   1,300   15,205
    Kyowa Exeo Corp...................................................  19,600  201,146
    Kyowa Hakko Kirin Co., Ltd........................................  25,000  278,066
    Kyudenko Corp.....................................................   8,000   45,585

                                     1146

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Kyushu Electric Power Co., Inc....................................  10,500 $ 82,002
  #*Laox Co., Ltd.....................................................  19,000    7,696
    Lawson, Inc.......................................................     800   57,461
    LEC, Inc..........................................................     300    3,862
   *Leopalace21 Corp..................................................  37,200  124,453
    Life Corp.........................................................   2,000   37,628
    Lintec Corp.......................................................   8,900  161,282
    Lion Corp.........................................................  14,000   77,570
    LIXIL Group Corp..................................................  21,800  455,605
   #Look, Inc.........................................................   8,000   54,475
    M3, Inc...........................................................       9   46,760
    Mabuchi Motor Co., Ltd............................................   4,300  166,755
    Macnica, Inc......................................................   2,900   61,169
   #Macromill, Inc....................................................   2,000   21,966
    Maeda Corp........................................................  29,000  138,735
    Maeda Road Construction Co., Ltd..................................  15,000  199,498
    Maezawa Kasei Industries Co., Ltd.................................   1,300   14,355
    Maezawa Kyuso Industries Co., Ltd.................................   2,600   35,516
    Makino Milling Machine Co., Ltd...................................  24,000  122,023
    Makita Corp.......................................................   4,500  150,368
    Makita Corp. Sponsored ADR........................................   5,012  168,854
    Mandom Corp.......................................................   3,000   76,773
    Mars Engineering Corp.............................................   2,700   61,313
    Marubeni Corp..................................................... 115,000  767,105
    Marubun Corp......................................................   1,800    7,885
    Marudai Food Co., Ltd.............................................  27,000  101,587
    Maruetsu, Inc. (The)..............................................   8,000   29,328
    Maruha Nichiro Holdings, Inc......................................  53,000   78,969
    Marui Group Co., Ltd..............................................  49,300  360,331
    Maruichi Steel Tube, Ltd..........................................   1,400   27,192
    Marusan Securities Co., Ltd.......................................  11,900   39,135
    Maruwa Co., Ltd...................................................   1,200   34,070
    Maruyama Manufacturing Co., Inc...................................  14,000   28,138
   *Maruzen CHI Holdings Co., Ltd.....................................   3,700    9,417
    Maruzen Showa Unyu Co., Ltd.......................................  13,000   42,016
    Matsuda Sangyo Co., Ltd...........................................   1,900   27,579
    Matsui Securities Co., Ltd........................................  18,400  107,866
    Matsumotokiyoshi Holdings Co., Ltd................................   7,100  159,958
  #*Matsuya Co., Ltd..................................................   2,000   17,575
    Matsuya Foods Co., Ltd............................................   3,000   56,422
    Max Co., Ltd......................................................   7,000   78,578
    Maxvalu Tokai Co., Ltd............................................   1,600   22,726
   *Mazda Motor Corp.................................................. 305,000  365,792
    Medipal Holdings Corp.............................................  30,400  437,296
    Megachips Corp....................................................   1,900   34,454
    Megmilk Snow Brand Co., Ltd.......................................   6,800  115,068
   #Meidensha Corp....................................................  20,000   73,264
    Meiji Holdings Co., Ltd...........................................   8,487  387,543
    Meitec Corp.......................................................   1,500   32,130
    Meito Sangyo Co., Ltd.............................................   1,500   20,026
    Meiwa Estate Co., Ltd.............................................   2,200   11,074
   #Meiwa Trading Co., Ltd............................................   1,000    5,864
    Melco Holdings, Inc...............................................   1,500   30,503
    Michinoku Bank, Ltd. (The)........................................  27,000   53,501
    Mie Bank, Ltd. (The)..............................................  16,000   35,220
    Mikuni Coca-Cola Bottling Co., Ltd................................   4,200   36,323
    Milbon Co., Ltd...................................................     330   10,369
    Mimasu Semiconductor Industry Co., Ltd............................   4,300   33,459
    Minato Bank, Ltd. (The)...........................................  36,000   65,034
    Minebea Co., Ltd..................................................  49,000  171,192
    Ministop Co., Ltd.................................................   2,700   47,240

                                     1147

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
JAPAN -- (Continued)
    Miraca Holdings, Inc..............................................     2,600 $  110,486
   *Mirait Holdings Corp..............................................    10,080     73,071
    Misawa Homes Co., Ltd.............................................     5,900     86,111
    Misumi Group, Inc.................................................     2,500     60,560
    Mitani Corp.......................................................     2,100     25,102
    Mito Securities Co., Ltd..........................................    13,000     23,972
    Mitsuba Corp......................................................     5,000     32,510
    Mitsubishi Chemical Holdings Corp.................................   159,500    673,097
    Mitsubishi Corp...................................................    91,300  1,806,708
    Mitsubishi Electric Corp..........................................    27,000    213,957
    Mitsubishi Estate Co., Ltd........................................    11,000    197,017
    Mitsubishi Gas Chemical Co., Inc..................................    46,000    263,774
    Mitsubishi Heavy Industries, Ltd..................................   143,500    579,416
    Mitsubishi Kakoki Kaisha, Ltd.....................................    13,000     22,029
    Mitsubishi Logistics Corp.........................................    25,000    264,000
    Mitsubishi Materials Corp.........................................   132,000    363,843
   *Mitsubishi Motors Corp............................................   115,000    109,649
   *Mitsubishi Paper Mills, Ltd.......................................    38,000     31,873
    Mitsubishi Pencil Co., Ltd........................................     3,400     58,076
    Mitsubishi Research Institute, Inc................................       200      4,428
    Mitsubishi Shokuhin Co., Ltd......................................     2,100     48,211
    Mitsubishi Steel Manufacturing Co., Ltd...........................    25,000     52,651
    Mitsubishi Tanabe Pharma Corp.....................................    26,500    404,442
    Mitsubishi UFJ Financial Group, Inc...............................   392,300  1,902,278
    Mitsubishi UFJ Financial Group, Inc. ADR..........................   441,377  2,145,092
    Mitsuboshi Belting Co., Ltd.......................................     7,000     40,935
    Mitsui & Co., Ltd.................................................    24,500    361,783
    Mitsui & Co., Ltd. Sponsored ADR..................................     2,651    779,394
    Mitsui Chemicals, Inc.............................................   101,000    226,361
    Mitsui Engineering & Shipbuilding Co., Ltd........................   157,000    196,902
    Mitsui Fudosan Co., Ltd...........................................    35,000    674,357
   *Mitsui High-Tec, Inc..............................................     5,600     26,783
    Mitsui Home Co., Ltd..............................................     9,000     49,331
    Mitsui Knowledge Industry Co., Ltd................................       221     39,053
    Mitsui Matsushima Co., Ltd........................................    23,000     35,509
   *Mitsui Mining & Smelting Co., Ltd.................................    99,000    204,002
    Mitsui O.S.K. Lines, Ltd..........................................   144,000    434,585
    Mitsui Sugar Co., Ltd.............................................    17,000     56,219
    Mitsui-Soko Co., Ltd..............................................    19,000     64,555
   *Mitsumi Electric Co., Ltd.........................................    16,800    107,971
    Mitsuuroko Holdings Co., Ltd......................................     3,800     25,234
    Miura Co., Ltd....................................................     3,700     93,248
    Miyachi Corp......................................................     1,900     11,995
  #*Miyaji Engineering Group, Inc.....................................    17,000     29,744
    Miyazaki Bank, Ltd. (The).........................................    29,000     72,034
    Miyoshi Oil & Fat Co., Ltd........................................    18,000     22,233
    Mizuho Financial Group, Inc....................................... 1,456,055  2,398,056
    Mizuho Financial Group, Inc. ADR..................................     5,047     17,109
    Mizuno Corp.......................................................    16,000     82,972
    Mochida Pharmaceutical Co., Ltd...................................     6,000     71,764
    Modec, Inc........................................................     1,300     23,440
    Monex Group, Inc..................................................       509     82,602
   #Mori Seiki Co., Ltd...............................................    17,700    129,554
    Morinaga & Co., Ltd...............................................    25,000     57,381
    Morinaga Milk Industry Co., Ltd...................................    42,000    152,470
    Morita Holdings Corp..............................................     9,000     66,085
    Mory Industries, Inc..............................................     2,000      5,948
    MOS Food Services, Inc............................................     3,200     64,116
    Moshi Moshi Hotline, Inc..........................................     4,200     45,008
    Mr Max Corp.......................................................     8,300     32,368
    MS&AD Insurance Group Holdings, Inc...............................    37,413    605,062

                                     1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Murata Manufacturing Co., Ltd.....................................   6,600 $328,572
    Musashi Seimitsu Industry Co., Ltd................................   2,200   37,710
    Musashino Bank, Ltd...............................................   6,700  185,344
   #Mutoh Holdings Co., Ltd...........................................   8,000   21,898
    Nabtesco Corp.....................................................   7,500  163,668
    Nachi-Fujikoshi Corp..............................................  10,000   32,228
   *Nagaileben Co., Ltd...............................................   4,800   72,528
    Nagano Bank, Ltd. (The)...........................................  15,000   27,683
    Nagase & Co., Ltd.................................................  23,000  264,833
    Nagatanien Co., Ltd...............................................   3,000   29,384
    Nagoya Railroad Co., Ltd..........................................  58,000  156,891
    Nakabayashi Co., Ltd..............................................   1,000    2,377
    Nakamuraya Co., Ltd...............................................   8,917   43,449
   *Nakayama Steel Works, Ltd.........................................  26,000   13,813
    Namco Bandai Holdings, Inc........................................  18,800  269,997
    Nankai Electric Railway Co., Ltd..................................  31,000  137,481
    Nanto Bank, Ltd. (The)............................................  48,000  202,837
    NEC Capital Solutions, Ltd........................................     800   10,782
  #*NEC Corp.......................................................... 322,000  428,958
    NEC Fielding, Ltd.................................................   5,300   65,801
    NEC Mobiling, Ltd.................................................   2,800  101,891
    NEC Networks & System Integration Corp............................   5,600   94,311
    Net One Systems Co., Ltd..........................................   9,200  130,401
    Neturen Co., Ltd..................................................   5,400   39,563
    NGK Insulators, Ltd...............................................  18,000  206,586
    NGK Spark Plug Co., Ltd...........................................  13,000  150,495
    NHK Spring Co., Ltd...............................................  27,000  282,851
    Nice Holdings, Inc................................................  16,000   37,913
    Nichia Steel Works, Ltd...........................................   6,000   15,390
    Nichias Corp......................................................  18,000   89,961
    Nichiban Co., Ltd.................................................   1,000    3,240
    Nichicon Corp.....................................................  13,100  106,215
   *Nichiden Corp.....................................................   1,800   46,025
    Nichiha Corp......................................................   5,100   58,534
    Nichii Gakkan Co..................................................   8,600   80,244
    Nichirei Corp.....................................................  48,000  243,439
    Nichireki Co., Ltd................................................   5,000   25,320
    Nidec Copal Corp..................................................   2,600   22,304
    Nidec Copal Electronics Corp......................................   3,800   20,898
    Nidec Corp........................................................     700   55,116
    Nidec Corp. ADR...................................................   4,317   84,441
    Nidec Sankyo Corp.................................................   6,000   32,318
    Nidec Tosok Corp..................................................   2,200   17,936
    Nifco, Inc........................................................   4,600  102,185
    Nifty Corp........................................................      13   20,557
    Nihon Dempa Kogyo Co., Ltd........................................   4,400   52,574
    Nihon Eslead Corp.................................................   1,000    8,145
    Nihon Kohden Corp.................................................   3,700  120,248
   *Nihon M&A Center, Inc.............................................   1,600   47,270
    Nihon Nohyaku Co., Ltd............................................   9,000   39,492
    Nihon Parkerizing Co., Ltd........................................   9,000  126,368
    Nihon Shokuh Kako Co., Ltd........................................   1,000    4,350
    Nihon Trim Co., Ltd...............................................     250    6,111
    Nihon Unisys, Ltd.................................................  10,400   69,280
    Nihon Yamamura Glass Co., Ltd.....................................  19,000   41,594
    Nikkiso Co., Ltd..................................................   8,000   91,237
    Nikko Co., Ltd....................................................   2,000    7,796
    Nikon Corp........................................................   2,700   74,559
    Nintendo Co., Ltd.................................................   1,500  166,861
    Nippo Corp........................................................  13,000  154,934
    Nippon Beet Sugar Manufacturing Co., Ltd..........................  22,000   46,197

                                     1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Nippon Carbide Industries Co., Inc................................  16,000 $ 21,673
    Nippon Carbon Co., Ltd............................................  14,000   30,702
    Nippon Ceramic Co., Ltd...........................................   3,800   53,661
    Nippon Chemical Industrial Co., Ltd...............................  16,000   22,360
   *Nippon Chemi-Con Corp.............................................  25,000   55,806
    Nippon Coke & Engineering Co., Ltd................................  48,000   58,194
    Nippon Concrete Industries Co., Ltd...............................   8,000   22,872
    Nippon Denko Co., Ltd.............................................  22,000   69,034
    Nippon Densetsu Kogyo Co., Ltd....................................   7,000   69,730
    Nippon Electric Glass Co., Ltd....................................  49,000  257,954
    Nippon Express Co., Ltd...........................................  98,000  399,045
    Nippon Fine Chemical Co., Ltd.....................................     300    1,990
    Nippon Flour Mills Co., Ltd.......................................  26,000  114,360
    Nippon Formula Feed Manufacturing Co., Ltd........................  15,000   20,019
    Nippon Gas Co., Ltd...............................................   3,600   46,992
    Nippon Hume Corp..................................................   3,000   13,218
    Nippon Jogesuido Sekkei Co., Ltd..................................       8   10,249
    Nippon Kayaku Co., Ltd............................................  25,000  240,640
  #*Nippon Kinzoku Co., Ltd...........................................  14,000   19,047
    Nippon Koei Co., Ltd..............................................  18,000   65,148
    Nippon Konpo Unyu Soko Co., Ltd...................................  10,200  121,738
    Nippon Koshuha Steel Co., Ltd.....................................  20,000   20,291
    Nippon Light Metal Co., Ltd....................................... 114,000  123,893
    Nippon Meat Packers, Inc..........................................  23,000  300,542
   *Nippon Metal Industry Co., Ltd....................................  15,000    9,117
    Nippon Paint Co., Ltd.............................................  23,000  189,466
   #Nippon Paper Group, Inc...........................................  21,400  270,657
    Nippon Pillar Packing Co., Ltd....................................   2,000   15,014
    Nippon Piston Ring Co., Ltd.......................................   8,000   14,657
    Nippon Road Co., Ltd. (The).......................................  23,000   88,730
    Nippon Seiki Co., Ltd.............................................   8,000   78,470
    Nippon Seisen Co., Ltd............................................   4,000   17,348
    Nippon Sharyo, Ltd................................................  11,000   38,404
  #*Nippon Sheet Glass Co., Ltd....................................... 200,000  184,502
    Nippon Shinyaku Co., Ltd..........................................  11,000  135,008
    Nippon Shokubai Co., Ltd..........................................  24,000  291,975
    Nippon Signal Co., Ltd............................................  10,300   65,325
    Nippon Soda Co., Ltd..............................................  29,000  119,707
    Nippon Steel Corp................................................. 331,000  660,479
    Nippon Steel Trading Co., Ltd.....................................  13,000   34,005
    Nippon Suisan Kaisha, Ltd.........................................  35,300   81,348
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................  15,000   88,490
    Nippon Telegraph & Telephone Corp.................................     900   41,778
    Nippon Telegraph & Telephone Corp. ADR............................  12,740  295,313
    Nippon Television Network Corp....................................     740  113,279
    Nippon Thompson Co., Ltd..........................................  18,000   77,343
    Nippon Valqua Industries, Ltd.....................................  16,000   43,840
   *Nippon Yakin Kogyo Co., Ltd.......................................  27,000   27,647
    Nippon Yusen K.K.................................................. 187,000  413,788
    Nippon Yusoki Co., Ltd............................................   7,000   19,986
    Nipro Corp........................................................  20,800  114,738
    Nishimatsu Construction Co., Ltd..................................  69,000  119,077
    Nishimatsuya Chain Co., Ltd.......................................   8,400   71,450
    Nishi-Nippon Bank, Ltd............................................ 153,000  334,451
    Nishi-Nippon Railroad Co., Ltd....................................  23,000   99,848
    Nissan Chemical Industries, Ltd...................................  19,100  200,347
    Nissan Motor Co., Ltd.............................................  95,100  894,151
    Nissan Shatai Co., Ltd............................................  14,000  153,281
    Nissei Corp.......................................................   2,900   27,633
    Nissen Holdings Co., Ltd..........................................   4,600   19,234
  #*Nissha Printing Co., Ltd..........................................   6,100   61,586

                                     1150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Nisshin Fudosan Co., Ltd..........................................   4,400 $ 25,562
    Nisshin Oillio Group, Ltd. (The)..................................  26,000  102,748
    Nisshin Seifun Group, Inc.........................................  24,500  291,745
    Nisshin Steel Co., Ltd............................................ 143,000  157,345
    Nisshinbo Holdings, Inc...........................................  34,000  222,565
    Nissin Corp.......................................................  17,000   45,926
    Nissin Electric Co., Ltd..........................................  13,000   82,621
    Nissin Foods Holdings Co., Ltd....................................   1,600   61,130
    Nissin Kogyo Co., Ltd.............................................   6,600   87,579
    Nissin Sugar Holdings Co., Ltd....................................     900   17,099
    Nitori Holdings Co., Ltd..........................................     650   60,774
    Nitta Corp........................................................   4,200   64,385
    Nittetsu Mining Co., Ltd..........................................  13,000   47,843
    Nitto Boseki Co., Ltd.............................................  32,000   94,209
    Nitto Denko Corp..................................................  12,500  537,043
    Nitto Kogyo Corp..................................................   5,100   91,580
    Nitto Kohki Co., Ltd..............................................   2,500   53,175
    NKSJ Holdings, Inc................................................  26,975  514,183
    Noevir Holdings Co., Ltd..........................................   2,600   30,590
    NOF Corp..........................................................  31,000  149,468
    Nohmi Bosai, Ltd..................................................   4,000   25,318
    NOK Corp..........................................................  17,100  326,990
    Nomura Co., Ltd...................................................   3,000    9,638
    Nomura Holdings, Inc.............................................. 118,700  415,639
    Nomura Holdings, Inc. ADR......................................... 119,749  416,727
    Nomura Real Estate Holdings, Inc..................................  13,500  249,309
   #Nomura Research Institute, Ltd....................................   1,800   37,183
    Noritake Co., Ltd.................................................  17,000   42,595
    Noritsu Koki Co., Ltd.............................................   5,600   25,697
    Noritz Corp.......................................................   5,200   89,689
    NS Solutions Corp.................................................   3,400   66,032
   *NS United Kaiun Kaisha, Ltd.......................................  32,000   42,092
    NSD Co., Ltd......................................................   5,400   47,340
    NSK, Ltd..........................................................  45,000  271,877
   *NTN Corp..........................................................  87,000  233,344
    NTT Data Corp.....................................................      38  114,780
    NTT DOCOMO, Inc...................................................     503  840,802
    NTT DOCOMO, Inc. Sponsored ADR....................................   9,600  160,320
    Obara Corp........................................................   2,400   27,778
    Obayashi Corp.....................................................  74,000  335,928
    Obayashi Road Corp................................................  10,000   25,945
    Obic Business Consultants Co., Ltd................................     800   42,074
    Obic Co., Ltd.....................................................     970  196,798
    Odakyu Electric Railway Co., Ltd..................................  17,000  174,344
    Oenon Holdings, Inc...............................................  13,000   32,303
    Ogaki Kyoritsu Bank, Ltd. (The)...................................  67,000  230,857
    Ohara, Inc........................................................   1,600   13,999
    Ohashi Technica, Inc..............................................     100      694
    Oiles Corp........................................................   4,320   83,538
    Oita Bank, Ltd. (The).............................................  36,000  114,068
    OJI Paper Co., Ltd................................................  97,000  323,038
    Okabe Co., Ltd....................................................   9,000   54,360
    Okamoto Industries, Inc...........................................  13,000   53,651
    Okamura Corp......................................................  13,000  103,179
    Okasan Securities Group, Inc......................................  40,000  140,938
   *Oki Electric Industry Co., Ltd....................................  69,000  107,928
    Okinawa Electric Power Co., Ltd...................................   1,500   40,707
   *OKK Corp..........................................................  21,000   25,800
    OKUMA Corp........................................................  22,000  131,222
    Okumura Corp......................................................  36,000  123,157
    Okura Industrial Co., Ltd.........................................  12,000   27,150

                                     1151

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Okuwa Co., Ltd....................................................   4,000 $ 55,312
    Olympic Corp......................................................   1,500   14,832
   *Olympus Corp......................................................   3,000   56,181
    Omron Corp........................................................  11,800  234,966
    ONO Sokki Co., Ltd................................................   5,000   21,213
    Onoken Co., Ltd...................................................   4,100   33,857
    Onward Holdings Co., Ltd..........................................  28,000  209,341
    Optex Co., Ltd....................................................   1,300   15,248
    Oracle Corp. Japan................................................   1,000   44,763
    Organo Corp.......................................................  12,000   81,639
    Oriental Land Co., Ltd............................................     800   99,525
    Origin Electric Co., Ltd..........................................   6,000   19,531
    Osaka Gas Co., Ltd................................................  54,000  221,253
    Osaka Organic Chemical Industry, Ltd..............................   1,400    7,009
    Osaka Steel Co., Ltd..............................................   3,300   55,404
    Osaka Titanium Technologies Co., Ltd..............................   1,700   49,991
    Osaki Electric Co., Ltd...........................................   4,000   30,574
    OSG Corp..........................................................   6,400   86,813
    Otsuka Corp.......................................................     600   52,719
    Oyo Corp..........................................................   3,500   37,125
   #P.S. Mitsubishi Construction Co., Ltd.............................   5,200   22,738
    Pacific Industrial Co., Ltd.......................................  10,000   57,650
    Pacific Metals Co., Ltd...........................................  33,000  117,129
    Pack Corp. (The)..................................................   2,600   44,059
    Pal Co., Ltd......................................................   1,150   63,149
    Paltac Corp.......................................................   4,450   63,168
    PanaHome Corp.....................................................  15,000   91,824
    Panasonic Corp....................................................  79,400  549,555
    Panasonic Corp. Sponsored ADR.....................................  64,414  445,745
    Panasonic Industrial Devices SUNX Co., Ltd........................   5,800   26,477
    Panasonic Information Systems Co., Ltd............................   1,000   24,438
    Paramount Bed Holdings Co., Ltd...................................   3,400  102,751
   #Parco Co., Ltd....................................................  10,700  135,411
    Paris Miki Holdings, Inc..........................................   6,500   40,165
    Pasco Corp........................................................   1,000    2,985
   #Penta-Ocean Construction Co., Ltd.................................  55,000  138,494
    Pigeon Corp.......................................................   1,400   60,976
    Pilot Corp........................................................      29   53,500
    Piolax, Inc.......................................................   2,600   55,074
  #*Pioneer Electronic Corp...........................................  23,700   64,777
    Plenus Co., Ltd...................................................   3,300   62,169
    Point, Inc........................................................     940   32,823
    Pola Orbis Holdings, Inc..........................................   1,600   52,088
    Press Kogyo Co., Ltd..............................................  20,000   88,436
    Prima Meat Packers, Ltd...........................................  27,000   49,456
    Pronexus, Inc.....................................................   4,500   26,872
    Raito Kogyo Co., Ltd..............................................   9,000   38,511
   *Rakuten, Inc......................................................   3,200   31,837
  #*Renesas Electronics Corp..........................................  33,600  111,843
    Rengo Co., Ltd....................................................  39,000  214,575
    Resona Holdings, Inc.............................................. 112,700  458,838
    Resorttrust, Inc..................................................   4,900   85,913
    Rhythm Watch Co., Ltd.............................................  18,000   28,614
   #Ricoh Co., Ltd....................................................  82,381  563,228
    Ricoh Leasing Co., Ltd............................................   3,900   89,636
    Right On Co., Ltd.................................................     600    5,091
    Riken Corp........................................................  22,000   85,280
    Riken Keiki Co., Ltd..............................................   3,000   20,211
    Riken Technos Corp................................................   6,000   16,812
    Riken Vitamin Co., Ltd............................................   1,500   42,154
   #Ringer Hut Co., Ltd...............................................   2,600   35,231

                                     1152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Rinnai Corp.......................................................  1,400 $ 90,131
    Riso Kagaku Corp..................................................  2,880   47,714
    Rock Field Co., Ltd...............................................  2,800   52,792
    Rohm Co., Ltd..................................................... 11,800  423,520
    Rohto Pharmaceutical Co., Ltd.....................................  9,000  121,692
    Roland Corp.......................................................  2,500   19,418
    Roland DG Corp....................................................  1,400   16,131
    Round One Corp.................................................... 11,700   60,049
    Royal Holdings Co., Ltd...........................................  2,800   33,084
    Ryobi, Ltd........................................................ 28,000   72,790
    Ryoden Trading Co., Ltd...........................................  3,000   17,837
    Ryohin Keikaku Co., Ltd...........................................  2,500  135,075
    Ryosan Co., Ltd...................................................  6,900  127,558
    S Foods, Inc......................................................  2,000   17,745
   *Sagami Chain Co., Ltd.............................................  5,000   39,670
    Saibu Gas Co., Ltd................................................ 38,000  101,630
    Saizeriya Co., Ltd................................................  4,900   75,020
    Sakai Chemical Industry Co., Ltd.................................. 21,000   64,645
    Sakai Ovex Co., Ltd............................................... 19,000   24,740
    Sakata INX Corp................................................... 12,000   57,916
    Sakata Seed Corp..................................................  5,500   72,749
    Sala Corp.........................................................  2,500   16,510
    San-A Co., Ltd....................................................  1,500   55,803
    San-Ai Oil Co., Ltd............................................... 11,000   53,146
    Sanden Corp....................................................... 25,000   78,472
    Sangetsu Co., Ltd.................................................  4,600  113,017
    San-in Godo Bank, Ltd. (The)...................................... 30,000  209,891
  #*Sanix, Inc........................................................ 17,500   59,313
   #Sanken Electric Co., Ltd.......................................... 16,000   59,290
    Sanki Engineering Co., Ltd........................................ 12,000   64,401
    Sanko Metal Industrial Co., Ltd...................................  4,000   11,290
    Sankyo Co., Ltd...................................................  4,200  208,176
    Sankyo Seiko Co., Ltd.............................................  4,500   15,530
    Sankyo-Tateyama Holdings, Inc..................................... 65,000  117,980
    Sankyu, Inc....................................................... 49,000  183,323
    Sanoh Industrial Co., Ltd.........................................  6,500   51,644
    Sanrio Co., Ltd...................................................  2,200   75,862
    Sanshin Electronics Co., Ltd......................................  7,000   51,495
    Santen Pharmaceutical Co., Ltd....................................  3,100  131,881
    Sanwa Holdings Corp............................................... 52,000  217,675
    Sanyo Chemical Industries, Ltd.................................... 16,000   96,984
    Sanyo Denki Co., Ltd.............................................. 10,000   62,402
    Sanyo Shokai, Ltd................................................. 14,000   46,302
    Sanyo Special Steel Co., Ltd...................................... 23,000   84,534
    Sapporo Hokuyo Holdings, Inc...................................... 61,100  174,704
    Sapporo Holdings, Ltd............................................. 59,000  185,570
    Sasebo Heavy Industries Co., Ltd.................................. 21,000   22,351
    Sato Holdings Corp................................................  3,900   60,715
    Satori Electric Co., Ltd..........................................  2,700   13,659
   #Sawai Pharmaceutical Co., Ltd.....................................    400   43,586
    Saxa Holdings, Inc................................................  6,000   10,821
    SBI Holdings, Inc.................................................  4,843  327,010
    Scroll Corp.......................................................  8,200   29,707
    SCSK Corp.........................................................  4,900   66,222
    Secom Co., Ltd....................................................  2,000   92,529
    Sega Sammy Holdings, Inc.......................................... 11,200  238,660
    Seika Corp........................................................ 16,000   45,825
    Seikagaku Corp....................................................  5,700   59,257
   #Seiko Epson Corp.................................................. 26,000  206,929
   *Seiko Holdings Corp............................................... 16,000   43,435
    Seino Holdings Co., Ltd........................................... 31,000  209,043

                                     1153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Seiren Co., Ltd...................................................   8,600 $ 57,101
    Sekisui Chemical Co., Ltd.........................................  33,000  280,366
    Sekisui House, Ltd................................................  72,000  688,018
    Sekisui Jushi Co., Ltd............................................   7,000   73,065
    Sekisui Plastics Co., Ltd.........................................  13,000   39,448
    Senko Co., Ltd....................................................  33,000  145,751
    Senshu Electric Co., Ltd..........................................   1,300   15,933
    Senshu Ikeda Holdings, Inc........................................  17,940   91,693
    Senshukai Co., Ltd................................................   6,400   40,125
    Seven & I Holdings Co., Ltd.......................................  22,300  705,764
   #Sharp Corp........................................................ 122,000  417,351
   *Shibaura Mechatronics Corp........................................  11,000   20,881
    Shibusawa Warehouse Co., Ltd......................................   8,000   22,509
    Shibuya Kogyo Co., Ltd............................................     700    7,380
    Shiga Bank, Ltd...................................................  50,000  273,742
    Shikibo, Ltd......................................................  29,000   32,776
    Shikoku Bank, Ltd.................................................  35,000   84,025
    Shikoku Chemicals Corp............................................  11,000   59,768
    Shikoku Electric Power Co., Inc...................................   4,900   75,528
    Shima Seiki Manufacturing Co., Ltd................................   5,300   75,692
    Shimachu Co., Ltd.................................................   8,900  187,042
    Shimadzu Corp.....................................................  21,000  171,314
    Shimamura Co., Ltd................................................     300   34,818
    Shimano, Inc......................................................   1,300   86,328
    Shimizu Bank, Ltd.................................................   1,800   47,283
    Shimizu Corp......................................................  74,000  230,478
    Shimojima Co., Ltd................................................     700    8,509
    Shin Nippon Air Technologies Co., Ltd.............................   3,500   21,512
    Shinagawa Refractories Co., Ltd...................................  17,000   34,934
    Shindengen Electric Manufacturing Co., Ltd........................  22,000   64,571
    Shin-Etsu Chemical Co., Ltd.......................................   6,000  302,873
    Shin-Etsu Polymer Co., Ltd........................................   9,200   39,095
    Shin-Keisei Electric Railway Co., Ltd.............................   7,000   31,355
    Shinko Electric Industries Co., Ltd...............................  13,600   94,570
    Shinko Plantech Co., Ltd..........................................   6,600   60,849
    Shinko Shoji Co., Ltd.............................................   5,300   45,848
    Shinmaywa Industries, Ltd.........................................  24,000  119,156
    Shinnihon Corp....................................................   4,500   11,121
    Shinsei Bank, Ltd................................................. 142,000  159,978
   *Shinsho Corp......................................................   8,000   16,448
    Shionogi & Co., Ltd...............................................  19,900  283,453
    Ship Healthcare Holdings, Inc.....................................   6,800  177,775
    Shiroki Corp......................................................  13,000   33,926
    Shiseido Co., Ltd.................................................   7,900  113,063
    Shizuoka Bank, Ltd................................................  65,000  654,161
    Shizuoka Gas Co., Ltd.............................................  11,000   71,184
    SHO-BOND Holdings Co., Ltd........................................   2,100   62,360
    Shochiku Co., Ltd.................................................   9,000   88,076
    Shoko Co., Ltd....................................................   5,000    7,296
    Showa Corp........................................................  12,200   93,483
    Showa Denko K.K................................................... 168,000  302,679
    Showa Sangyo Co., Ltd.............................................  18,000   58,774
    Showa Shell Sekiyu K.K............................................  39,100  212,147
    Siix Corp.........................................................   4,500   54,145
    Sinanen Co., Ltd..................................................  10,000   42,427
    Sinfonia Technology Co., Ltd......................................  13,000   27,460
    Sintokogio, Ltd...................................................   9,900   93,407
    SKY Perfect JSAT Holdings, Inc....................................     390  162,480
    SMC Corp..........................................................     700  117,594
    SMK Corp..........................................................  14,000   41,886
    SNT Corp..........................................................   8,100   35,625

                                     1154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Soda Nikka Co., Ltd...............................................   3,000 $   12,795
    Sodick Co., Ltd...................................................  11,700     57,397
    Softbank Corp.....................................................   8,100    309,046
    Sogo Medical Co., Ltd.............................................   1,300     46,369
    Sohgo Security Services Co., Ltd..................................  13,900    188,335
    Sojitz Corp....................................................... 261,200    404,941
    So-net Entertainment Corp.........................................      15     63,004
    Sony Corp.........................................................  12,300    149,567
   #Sony Corp. Sponsored ADR..........................................  52,202    634,254
    Sony Financial Holdings, Inc......................................   2,600     41,469
    Sotetsu Holdings, Inc.............................................  48,000    161,679
   #Square Enix Holdings Co., Ltd.....................................   8,100    124,975
    SRA Holdings, Inc.................................................   1,200     13,736
   *St. Marc Holdings Co., Ltd........................................   1,600     60,400
    Stanley Electric Co., Ltd.........................................  18,100    266,057
    Star Micronics Co., Ltd...........................................   8,400     78,257
   *Start Today Co., Ltd..............................................   1,100     14,555
    Starzen Co., Ltd..................................................   5,000     14,042
    Stella Chemifa Corp...............................................     900     16,063
    Sugi Holdings Co., Ltd............................................   1,400     46,560
   *Sumco Corp........................................................  21,700    164,583
    Sumikin Bussan Corp...............................................  19,000     45,889
    Suminoe Textile Co., Ltd..........................................  13,000     25,642
    Sumitomo Bakelite Co., Ltd........................................  32,000    132,340
    Sumitomo Chemical Co., Ltd........................................ 121,355    336,197
    Sumitomo Corp.....................................................  74,000  1,036,673
    Sumitomo Densetsu Co., Ltd........................................   1,600     11,127
    Sumitomo Electric Industries, Ltd.................................  50,800    597,381
    Sumitomo Forestry Co., Ltd........................................  26,900    231,812
    Sumitomo Heavy Industries, Ltd....................................  68,000    272,486
    Sumitomo Light Metal Industries, Ltd..............................  98,000     94,477
    Sumitomo Metal Industries, Ltd.................................... 132,000    193,488
   *Sumitomo Metal Mining Co., Ltd....................................  43,000    459,282
  #*Sumitomo Mitsui Construction Co., Ltd.............................  23,700     15,925
    Sumitomo Mitsui Financial Group, Inc..............................  88,083  2,773,849
    Sumitomo Osaka Cement Co., Ltd....................................  76,000    251,013
    Sumitomo Pipe & Tube Co., Ltd.....................................   7,300     60,262
    Sumitomo Precision Products Co., Ltd..............................   7,000     34,775
    Sumitomo Real Estate Sales Co., Ltd...............................   1,100     57,094
    Sumitomo Realty & Development Co., Ltd............................   5,000    124,418
    Sumitomo Rubber Industries, Ltd...................................   8,500    101,941
    Sumitomo Seika Chemicals Co., Ltd.................................  14,000     52,325
    Sumitomo Warehouse Co., Ltd.......................................  30,000    135,564
    Sundrug Co., Ltd..................................................   1,600     55,642
    Sun-Wa Technos Corp...............................................   3,400     27,980
    Suruga Bank, Ltd..................................................  37,000    390,634
    Suzuken Co., Ltd..................................................  13,600    487,451
    Suzuki Motor Corp.................................................  14,900    272,244
    SWCC Showa Holdings Co., Ltd......................................  45,000     37,686
  #*SxL Corp..........................................................   4,000      6,944
    Sysmex Corp.......................................................   2,200     95,826
    Systena Corp......................................................      24     18,769
    T&D Holdings, Inc.................................................  66,200    672,938
    T. Hasegawa Co., Ltd..............................................   3,600     47,314
    T. RAD Co., Ltd...................................................  14,000     45,602
    Tachibana Eletech Co., Ltd........................................   2,600     22,856
    Tachi-S Co., Ltd..................................................   4,800     78,722
    Tact Home Co., Ltd................................................      22     21,669
    Tadano, Ltd.......................................................  18,000    122,594
    Taihei Dengyo Kaisha, Ltd.........................................   6,000     41,160
    Taihei Kogyo Co., Ltd.............................................  12,000     56,072

                                     1155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
    Taiheiyo Cement Corp.............................................. 119,000 $261,535
    Taiho Kogyo Co., Ltd..............................................   3,000   32,177
    Taikisha, Ltd.....................................................   5,600  121,912
    Taiko Bank, Ltd. (The)............................................   1,000    2,531
    Taisei Corp....................................................... 160,000  439,857
    Taisei Lamick Co., Ltd............................................   1,100   32,063
    Taiyo Nippon Sanso Corp...........................................  24,000  134,303
   #Taiyo Yuden Co., Ltd..............................................  23,200  190,200
    Takamatsu Construction Group Co., Ltd.............................   2,600   45,119
    Takano Co., Ltd...................................................     600    3,247
   #Takaoka Electric Manufacturing Co., Ltd...........................  12,000   22,745
    Takara Holdings, Inc..............................................  32,000  218,475
    Takara Leben Co., Ltd.............................................   8,300   75,828
    Takara Standard Co., Ltd..........................................  19,000  140,849
    Takasago International Corp.......................................  13,000   63,763
    Takasago Thermal Engineering Co., Ltd.............................  11,000   83,977
    Takashimaya Co., Ltd..............................................  55,000  400,810
    Takata Corp.......................................................   5,100  101,493
    Take & Give Needs Co., Ltd........................................      16    1,330
    Takeda Pharmaceutical Co., Ltd....................................  10,000  459,297
    Takihyo Co., Ltd..................................................   5,000   27,244
    Takiron Co., Ltd..................................................  10,000   31,907
    Takisawa Machine Tool Co., Ltd....................................  14,000   19,296
    Takuma Co., Ltd...................................................   7,000   30,519
    Tamron Co., Ltd...................................................   3,900  127,069
    Tamura Corp.......................................................  13,000   30,471
    Tatsuta Electric Wire & Cable Co., Ltd............................  15,000   97,041
    Tayca Corp........................................................   5,000   14,636
    TBK Co., Ltd......................................................   7,000   36,614
   #TDK Corp..........................................................   4,300  163,093
    TDK Corp. Sponsored ADR...........................................   7,012  266,526
    Teijin, Ltd....................................................... 120,000  350,975
    Teikoku Electric Manufacturing Co., Ltd...........................   1,300   23,870
    Teikoku Sen-I Co., Ltd............................................   6,000   46,275
    Tekken Corp.......................................................  24,000   34,038
    Temp Holdings Co., Ltd............................................   1,400   16,019
    Terumo Corp.......................................................   3,300  134,787
    THK Co., Ltd......................................................  12,500  221,023
    TKC Corp..........................................................   2,900   59,175
    TOA Corp..........................................................  27,000   45,918
    TOA ROAD Corp.....................................................   4,000   10,660
    Toagosei Co., Ltd.................................................  49,000  184,055
  #*Tobishima Corp....................................................  20,000   20,572
    Tobu Railway Co., Ltd.............................................  29,000  156,679
    Tobu Store Co., Ltd...............................................  10,000   33,083
    TOC Co., Ltd......................................................  17,300   91,423
    Tocalo Co., Ltd...................................................   2,800   39,110
    Tochigi Bank, Ltd.................................................  22,000   70,590
    Toda Corp.........................................................  39,000  119,037
    Toda Kogyo Corp...................................................   6,000   26,258
    Toei Co., Ltd.....................................................  15,000   70,801
    Toenec Corp.......................................................   7,000   37,316
    Toho Bank, Ltd....................................................  40,000  123,017
    Toho Co., Ltd./Kobe...............................................   6,000   23,149
    Toho Co., Ltd./Tokyo..............................................   5,200   93,153
    Toho Gas Co., Ltd.................................................  25,000  150,318
    Toho Holdings Co., Ltd............................................   9,500  186,374
    Toho Real Estate Co., Ltd.........................................   4,600   24,196
    Toho Titanium Co., Ltd............................................   2,800   31,797
    Toho Zinc Co., Ltd................................................  30,000   98,011
    Tohoku Bank, Ltd. (The)...........................................  19,000   27,541

                                     1156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
JAPAN -- (Continued)
   *Tohuku Electric Power Co., Inc....................................  14,500 $ 93,538
    Tokai Carbon Co., Ltd.............................................  35,000  144,044
    Tokai Rika Co., Ltd...............................................  10,600  163,785
    Tokai Rubber Industries, Ltd......................................   7,600   82,440
    Tokai Tokyo Financial Holdings, Inc...............................  53,000  178,148
    Token Corp........................................................   1,300   56,724
    Tokio Marine Holdings, Inc........................................  42,800  980,641
    Tokio Marine Holdings, Inc. ADR...................................   1,000   22,650
    Toko Electric Corp................................................   4,000   14,431
   *Toko, Inc.........................................................  22,000   57,498
    Tokushu Tokai Paper Co., Ltd......................................  22,000   55,377
  #*Tokuyama Corp.....................................................  69,000  153,699
    Tokyo Broadcasting System, Inc....................................   8,600   98,888
   *Tokyo Dome Corp...................................................  35,000  101,332
   *Tokyo Electric Power Co., Inc.....................................  17,188   28,580
    Tokyo Electron Device, Ltd........................................       2    3,522
    Tokyo Electron, Ltd...............................................   8,300  385,408
    Tokyo Energy & Systems, Inc.......................................   6,000   29,401
    Tokyo Gas Co., Ltd................................................  35,000  180,407
    Tokyo Keiki, Inc..................................................  12,000   19,457
    Tokyo Ohka Kogyo Co., Ltd.........................................   1,700   35,791
    Tokyo Rakutenchi Co., Ltd.........................................   7,000   26,543
   #Tokyo Rope Manufacturing Co., Ltd.................................  21,000   32,919
    Tokyo Sangyo Co., Ltd.............................................   4,000   13,546
    Tokyo Seimitsu Co., Ltd...........................................   4,700   73,025
    Tokyo Steel Manufacturing Co., Ltd................................  20,100   74,300
   *Tokyo Tatemono Co., Ltd........................................... 105,000  386,830
    Tokyo Tekko Co., Ltd..............................................  12,000   38,365
   #Tokyo Theatres Co., Inc...........................................  21,000   27,870
    Tokyo Tomin Bank, Ltd.............................................   7,826   70,632
    Tokyotokeiba Co., Ltd.............................................  31,000   42,248
    Tokyu Community Corp..............................................   2,000   66,475
    Tokyu Construction Co., Ltd.......................................   9,520   18,069
    Tokyu Corp........................................................  33,000  158,222
    Tokyu Land Corp...................................................  88,000  443,841
    Tokyu Livable, Inc................................................   3,500   40,783
    Tomato Bank, Ltd..................................................   6,000   10,440
    Tomen Devices Corp................................................     100    2,446
    Tomen Electronics Corp............................................   1,700   22,381
    Tomoe Corp........................................................   9,500   33,623
    Tomoe Engineering Co., Ltd........................................   2,100   42,472
    Tomoku Co., Ltd...................................................  21,000   60,657
    TOMONY Holdings, Inc..............................................  25,500  103,654
    Tomy Co., Ltd.....................................................  10,700   66,188
    Tonami Holdings Co., Ltd..........................................  16,000   33,640
    TonenGeneral Sekiyu K.K...........................................   8,000   65,463
    Topcon Corp.......................................................  12,700   90,466
    Toppan Forms Co., Ltd.............................................   8,800   81,028
    Toppan Printing Co., Ltd..........................................  64,000  396,496
    Topre Corp........................................................   9,700   88,345
    Topy Industries, Ltd..............................................  43,000  111,431
    Toray Industries, Inc.............................................  16,000  100,166
    Toridoll.corp.....................................................   4,800   83,103
    Torigoe Co., Ltd. (The)...........................................   4,100   31,647
    Torishima Pump Manufacturing Co., Ltd.............................   2,300   22,013
    Tosei Corp........................................................      26   10,199
    Toshiba Corp......................................................  32,000  105,981
    Toshiba Machine Co., Ltd..........................................  21,000   87,077
    Toshiba Plant Systems & Services Corp.............................   5,000   61,492
    Toshiba TEC Corp..................................................  28,000  102,986
    Tosho Printing Co., Ltd...........................................  11,000   18,063

                                     1157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Tosoh Corp........................................................ 108,000 $  265,311
    Totetsu Kogyo Co., Ltd............................................   6,000     76,247
    TOTO, Ltd.........................................................  25,000    185,272
    Tottori Bank, Ltd.................................................  13,000     23,783
    Touei Housing Corp................................................   3,545     36,838
    Towa Bank, Ltd....................................................  52,000     51,599
    Towa Corp.........................................................   4,000     27,584
    Towa Pharmaceutical Co., Ltd......................................   1,800    105,105
    Toyo Corp.........................................................   5,300     58,916
    Toyo Electric Manufacturing Co., Ltd..............................   8,000     24,338
    Toyo Engineering Corp.............................................  22,000     94,065
    Toyo Ink SC Holdings Co., Ltd.....................................  37,000    133,313
    Toyo Kanetsu K.K..................................................  27,000     60,115
    Toyo Kohan Co., Ltd...............................................   9,000     29,186
    Toyo Securities Co., Ltd..........................................  21,000     35,734
    Toyo Seikan Kaisha, Ltd...........................................  18,800    220,774
    Toyo Suisan Kaisha, Ltd...........................................   9,000    216,111
    Toyo Tanso Co., Ltd...............................................   1,800     50,011
    Toyo Tire & Rubber Co., Ltd.......................................  37,000    110,097
    Toyo Wharf & Warehouse Co., Ltd...................................  10,000     16,144
    Toyobo Co., Ltd................................................... 180,000    226,927
    Toyoda Gosei Co., Ltd.............................................  13,300    271,906
    Toyota Boshoku Corp...............................................  12,600    141,063
    Toyota Motor Corp.................................................  19,055    728,603
    Toyota Motor Corp. Sponsored ADR..................................  50,053  3,829,555
    Toyota Tsusho Corp................................................  24,700    456,702
    TPR Co., Ltd......................................................   4,700     67,582
    Transcosmos, Inc..................................................   5,800     78,810
    Trend Micro, Inc..................................................   2,600     77,090
    Trusco Nakayama Corp..............................................   3,500     67,562
    TS Tech Co., Ltd..................................................   8,900    143,052
    TSI Holdings Co., Ltd.............................................  18,445    114,777
    Tsubakimoto Chain Co..............................................  18,000    100,824
   *Tsudakoma Corp....................................................  12,000     19,895
   #Tsugami Corp......................................................   6,000     38,814
    Tsukishima Kikai Co., Ltd.........................................   6,000     50,718
    Tsukuba Bank, Ltd. (The)..........................................  14,200     48,253
    Tsumura & Co......................................................   5,200    146,255
    Tsuruha Holdings, Inc.............................................   2,500    161,645
    Tsurumi Manufacturing Co., Ltd....................................   4,000     31,618
    TV Tokyo Holdings Corp............................................     600      6,960
   *Ube Industries, Ltd............................................... 156,000    340,152
    Ube Material Industries, Ltd......................................   4,000      8,196
    Uchida Yoko Co., Ltd..............................................   8,000     23,090
  #*Ulvac, Inc........................................................  10,500     81,498
    Uni-Charm Corp....................................................   1,800     99,167
   #Union Tool Co.....................................................   3,600     53,286
    Unipres Corp......................................................   5,000    132,269
   *Unitika, Ltd...................................................... 105,000     51,991
    UNY Co., Ltd......................................................  40,000    360,019
    U-Shin, Ltd.......................................................   6,200     38,799
    Ushio, Inc........................................................  15,200    191,552
    USS Co., Ltd......................................................     660     71,027
    Utoc Corp.........................................................   2,600      7,369
    Valor Co., Ltd....................................................   7,100    115,638
    Vital KSK Holdings, Inc...........................................   7,300     72,033
    Wacoal Corp.......................................................  20,000    238,564
  #*Wakachiku Construction Co., Ltd...................................  18,000     19,815
    Warabeya Nichiyo Co., Ltd.........................................   2,700     46,783
    WATAMI Co., Ltd...................................................   1,600     35,185
    West Japan Railway Co.............................................   4,600    198,398

                                     1158

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
JAPAN -- (Continued)
    Wood One Co., Ltd.................................................   7,000 $     21,359
    Xebio Co., Ltd....................................................   3,900       84,855
    Yachiyo Bank, Ltd. (The)..........................................   3,500       70,290
   *Yahagi Construction Co., Ltd......................................   5,000       22,254
    Yahoo Japan Corp..................................................     104       37,807
    Yaizu Suisankagaku Industry Co., Ltd..............................     500        4,729
    Yakult Honsha Co., Ltd............................................   1,900       73,457
    Yamabiko Corp.....................................................     400        4,699
   *Yamada Denki Co., Ltd.............................................   9,850      510,490
    Yamagata Bank, Ltd................................................  30,000      122,283
    Yamaguchi Financial Group, Inc....................................  48,000      404,466
    Yamaha Corp.......................................................  36,400      349,989
    Yamaha Motor Co., Ltd.............................................  20,300      171,458
    Yamanashi Chuo Bank, Ltd..........................................  26,000      109,087
   *Yamatane Corp.....................................................  21,000       29,064
    Yamato Holdings Co., Ltd..........................................  29,700      486,237
    Yamato Kogyo Co., Ltd.............................................   8,700      245,281
    Yamazaki Baking Co., Ltd..........................................  16,000      223,035
    Yamazen Co., Ltd..................................................  13,000       91,439
    Yaoko Co., Ltd....................................................     900       33,044
    Yaskawa Electric Corp.............................................  19,000      136,160
    Yasuda Warehouse Co., Ltd. (The)..................................     900        5,946
    Yellow Hat, Ltd...................................................   3,300       53,136
    Yodogawa Steel Works, Ltd.........................................  24,000       88,342
    Yokogawa Bridge Holdings Corp.....................................   7,000       49,617
    Yokogawa Electric Corp............................................  31,900      326,822
    Yokohama Reito Co., Ltd...........................................   8,400       65,903
    Yokohama Rubber Co., Ltd..........................................  41,000      283,511
    Yokowo Co., Ltd...................................................   3,300       17,611
    Yomiuri Land Co., Ltd.............................................   7,000       22,136
    Yonekyu Corp......................................................   4,500       42,122
    Yorozu Corp.......................................................   4,600       68,129
    Yoshinoya Holdings Co., Ltd.......................................      64       85,278
   *Yuasa Trading Co., Ltd............................................  40,000       74,547
    Yuken Kogyo Co., Ltd..............................................   9,000       18,156
   #Yukiguni Maitake Co., Ltd.........................................   2,500        9,695
    Yurtec Corp.......................................................   7,000       25,595
    Yusen Logistics Co., Ltd..........................................   5,100       58,120
    Yushiro Chemical Industry Co., Ltd................................   1,900       18,980
    Zenrin Co., Ltd...................................................   3,700       35,083
   #Zensho Co., Ltd...................................................   3,400       43,487
    Zeon Corp.........................................................  25,000      204,787
                                                                               ------------
TOTAL JAPAN...........................................................          167,504,067
                                                                               ------------
MALAYSIA -- (1.0%)
    Aeon Co. (M) Berhad...............................................  30,000       92,791
    Affin Holdings Berhad.............................................  84,300       98,035
    AirAsia Berhad.................................................... 115,300      137,508
   *Alam Maritim Resources Berhad.....................................  86,800       14,238
    Alliance Financial Group Berhad................................... 196,800      266,422
    AMMB Holdings Berhad.............................................. 148,200      303,157
    APM Automotive Holdings Berhad....................................  47,200       75,407
    Axiata Group Berhad............................................... 136,425      255,018
    Bandar Raya Developments Berhad...................................  43,100       36,985
    Batu Kawan Berhad.................................................  27,600      164,530
    Berjaya Corp. Berhad.............................................. 407,600       94,823
   *Berjaya Land Berhad...............................................  76,000       20,369
    Berjaya Sports Toto Berhad........................................  52,171       71,209
    BIMB Holdings Berhad..............................................  71,100       69,021
    Boustead Holdings Berhad..........................................  61,204      107,392
    British American Tobacco Malaysia Berhad..........................   3,400       64,750

                                     1159

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
MALAYSIA -- (Continued)
    Bursa Malaysia Berhad.............................................  18,100 $ 36,310
    Cahya Mata Sarawak Berhad.........................................  13,600   12,787
    Carlsberg Brewery Berhad..........................................   8,600   32,464
    CB Industrial Product Holding Berhad..............................  51,400   43,195
    CIMB Group Holdings Berhad........................................  94,400  236,217
    CSC Steel Holdings Berhad.........................................  47,300   18,097
    Dayang Enterprise Holdings Berhad.................................  36,293   23,116
    Dialog Group Berhad............................................... 193,779  148,048
    DiGi.Com Berhad...................................................  61,000   86,336
    DRB-Hicom Berhad.................................................. 140,000  114,793
    Eastern & Oriental Berhad......................................... 116,300   56,618
   *ECM Libra Financial Group Berhad..................................      78       22
    Evergreen Fibreboard Berhad....................................... 108,600   30,139
   *Faber Group Berhad................................................  52,400   24,088
    Gamuda Berhad..................................................... 277,000  309,602
    Genting (Malaysia) Berhad......................................... 240,300  257,655
    Genting Berhad....................................................  73,800  222,780
    Genting Plantations Berhad........................................  35,100  105,699
    Guinness Anchor Berhad............................................  23,000  102,698
    Hap Seng Consolidated Berhad...................................... 121,680   67,028
    Hap Seng Plantations Holdings Berhad..............................  77,600   77,607
    Hong Leong Bank Berhad............................................  38,280  166,996
    Hong Leong Financial Group Berhad.................................  41,700  165,367
    Hong Leong Industries Berhad......................................  31,400   39,382
    IGB Corp. Berhad.................................................. 151,994  132,927
    IJM Corp. Berhad.................................................. 209,660  345,828
    IJM Land Berhad................................................... 143,000  114,145
    IJM Plantations Berhad............................................  80,200   92,265
    IOI Corp. Berhad..................................................  50,026   85,139
    Jaya Tiasa Holdings Berhad........................................   5,145   13,888
    JCY International Berhad..........................................  54,200   26,732
    Keck Seng (Malaysia) Berhad.......................................  28,500   37,238
    KFC Holdings (Malaysia) Berhad....................................  24,100   29,281
    Kian Joo Can Factory Berhad.......................................  56,700   46,961
    Kinsteel Berhad................................................... 144,000   19,021
    KLCC Property Holdings Berhad.....................................  52,600   85,451
   *KNM Group Berhad.................................................. 240,325   48,125
    Kossan Rubber Industries Berhad...................................  16,100   16,218
    KPJ Healthcare Berhad.............................................  40,300   76,129
   *KSK Group Berhad.................................................. 143,900   31,625
    Kuala Lumpur Kepong Berhad........................................   7,300   55,275
    Kulim (Malaysia) Berhad...........................................  88,100  145,280
    Lafarge Malayan Cement Berhad.....................................  33,600   85,638
   *Landmarks Berhad..................................................  74,700   24,057
    Lingkaran Trans Kota Holdings Berhad..............................  39,000   52,336
    Lion Industries Corp. Berhad...................................... 118,500   42,261
    LPI Capital Berhad................................................   8,480   36,273
    Mah Sing Group Berhad.............................................  89,280   63,428
    Malayan Banking Berhad............................................ 134,496  375,718
    Malayan Flour Mills Berhad........................................   9,500    4,563
    Malaysia Airports Holdings Berhad.................................  76,500  135,871
    Malaysia Building Society Berhad..................................  61,300   48,624
   *Malaysian Airlines System Berhad.................................. 175,500   59,431
    Malaysian Bulk Carriers Berhad....................................  61,200   31,411
    Malaysian Pacific Industries Berhad...............................  14,375   12,884
    Malaysian Resources Corp. Berhad.................................. 349,350  200,868
    MBM Resources Berhad..............................................  28,210   34,896
    Media Prima Berhad................................................ 135,700  104,019
    MISC Berhad.......................................................  44,880   64,639
    MMC Corp. Berhad.................................................. 195,100  149,095
    Mudajaya Group Berhad.............................................  54,900   43,841

                                     1160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
MALAYSIA -- (Continued)
    Muhibbah Engineering Berhad.......................................   115,700 $    34,069
   *Mulpha International Berhad.......................................   518,800      70,202
    Nestle (Malaysia) Berhad..........................................     5,100      97,663
    OSK Holdings Berhad...............................................   178,862      82,072
    Parkson Holdings Berhad...........................................   117,584     181,813
    Petronas Chemicals Group Berhad...................................    19,000      39,909
    Petronas Dagangan Berhad..........................................    17,100     114,327
    Petronas Gas Berhad...............................................    25,100     148,157
    Pharmaniaga Berhad................................................     1,063       3,220
   *POS (Malaysia) Berhad.............................................    78,600      72,852
    PPB Group Berhad..................................................    54,040     262,140
    Press Metal Berhad................................................    15,200       8,715
    Public Bank Berhad Foreign Market Shares..........................     8,700      39,951
    RCE Capital Berhad................................................   287,000      43,462
    RHB Capital Berhad................................................    99,788     234,340
   *Sapurakencana Petroleum Berhad....................................   195,143     152,772
    Sarawak Oil Palms Berhad..........................................    13,800      30,333
   *Scomi Group Berhad................................................   335,900      23,015
    Selangor Properties Berhad........................................    24,800      26,636
    Shell Refining Co. Federation of Malaysia Berhad..................    25,800      75,464
    Sime Darby Berhad.................................................    29,200      91,513
    Star Publications (Malaysia) Berhad...............................    37,200      37,720
   *Sunway Berhad.....................................................   164,850     118,737
    Supermax Corp. Berhad.............................................    47,800      33,338
    Ta Ann Holdings Berhad............................................    40,781      60,905
    TA Enterprise Berhad..............................................   253,700      43,292
    TA Global Berhad..................................................   152,220      13,594
    Tan Chong Motor Holdings Berhad...................................   100,000     141,678
    TDM Berhad........................................................    14,600      20,819
   *Tebrau Teguh Berhad...............................................    87,200      21,139
    Telekom Malaysia Berhad...........................................    96,800     174,337
    Tenaga Nasional Berhad............................................    46,850     100,910
   *Time Dotcom Berhad................................................    72,660      80,456
    Top Glove Corp. Berhad............................................    77,200     132,035
    Tradewinds (Malaysia) Berhad......................................    34,700      93,024
    TSH Resources Berhad..............................................   109,400      90,756
   *UEM Land Holdings Berhad..........................................   199,858     126,453
    UMW Holdings Berhad...............................................    82,300     248,202
    Unico-Desa Plantations Berhad.....................................   147,900      59,026
    Unisem (Malaysia) Berhad..........................................   147,200      60,349
    United Plantations Berhad.........................................    11,300      93,718
    Wah Seong Corp. Berhad............................................    52,433      31,303
    WCT Berhad........................................................   101,400      81,682
    WTK Holdings Berhad...............................................    72,500      27,678
    YNH Property Berhad...............................................    99,848      59,940
    YTL Corp. Berhad..................................................   967,283     572,703
    YTL Power International Berhad....................................   141,700      81,179
    Zhulian Corp. Berhad..............................................    45,600      30,674
                                                                                 -----------
TOTAL MALAYSIA........................................................            11,688,352
                                                                                 -----------
MEXICO -- (1.4%)
    Alfa S.A.B. de C.V. Series A......................................    58,881     941,007
   *Alsea S.A.B. de C.V...............................................   102,947     141,898
    America Movil S.A.B. de C.V. Series L.............................    60,900      81,331
    America Movil S.A.B. de C.V. Series L ADR.........................    23,684     632,126
    Arca Continental S.A.B. de C.V....................................   136,212     855,774
   *Axtel S.A.B. de C.V...............................................    76,200      11,632
    Bolsa Mexicana de Valores S.A. de C.V.............................    43,471      82,702
   *Cemex S.A.B de C.V................................................ 1,725,887   1,197,875
   *Cemex S.A.B. de C.V. Sponsored ADR................................    73,321     510,316
    Cia Minera Autlan S.A.B. de C.V. Series B.........................    13,400      14,913

                                     1161

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                             SHARES     VALUE++
                                                                             ------     -------
MEXICO -- (Continued)
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...........................   2,300 $   255,737
    Compartamos S.A.B. de C.V.............................................. 106,000     105,853
   *Consorcio ARA S.A.B. de C.V. Series *.................................. 147,200      39,295
    Controladora Comercial Mexicana S.A.B. de C.V. Series B................  82,804     189,288
   *Corporacion GEO S.A.B. de C.V. Series B................................ 105,000     110,381
    Corporacion Moctezuma S.A.B. de C.V. Series *..........................  73,800     176,918
   *Desarrolladora Homex S.A.B. de C.V.....................................  28,600      56,561
   *Desarrolladora Homex S.A.B. de C.V. ADR................................   2,200      26,092
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.......................   5,518      43,560
   *Empresas ICA S.A.B. de C.V.............................................  84,759     142,131
   *Empresas ICA S.A.B. de C.V. Sponsored ADR..............................  16,200     108,378
   *Financiera Independencia S.A.B. de C.V.................................  32,800      11,518
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR................  21,098   1,802,191
   *Genomma Lab Internacional S.A.B. de C.V. Series B......................  39,010      78,821
   *Gruma S.A.B. de C.V. ADR...............................................     500       5,225
   *Gruma S.A.B. de C.V. Series B..........................................  45,006     117,807
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.....................  34,200      72,008
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....................   9,537     375,376
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................   5,100     454,461
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B................   2,400      21,474
    Grupo Bimbo S.A.B. de C.V. Series A.................................... 157,200     391,271
    Grupo Carso S.A.B. de C.V. Series A-1..................................  97,100     335,799
   *Grupo Cementos de Chihuahua S.A.B. de C.V..............................   1,100       3,474
    Grupo Comercial Chedraui S.A. de C.V...................................  20,444      53,760
    Grupo Elektra S.A. de C.V..............................................   1,790      84,153
   *Grupo Famsa S.A.B. de C.V. Series A....................................  51,200      60,407
    Grupo Financiero Banorte S.A.B. de C.V. Series O....................... 231,093   1,240,744
    Grupo Financiero Inbursa S.A.B. de C.V. Series O....................... 219,640     578,065
    Grupo Herdez S.A.B. de C.V. Series *...................................  69,100     168,665
   *Grupo Lamosa S.A.B. de C.V.............................................  33,900      38,110
    Grupo Mexico S.A.B. de C.V. Series B................................... 334,081     939,552
    Grupo Modelo S.A.B. de C.V. Series C...................................  34,392     311,115
   *Grupo Simec S.A. de C.V. Series B......................................  20,200      65,559
    Grupo Televisa S.A.B...................................................   1,100       5,004
    Grupo Televisa S.A.B. Sponsored ADR....................................  18,732     426,902
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V... 117,000     190,916
    Industrias Bachoco S.A.B. de C.V. Series B.............................   1,422       2,711
   *Industrias CH S.A.B. de C.V. Series B..................................  34,500     172,857
    Industrias Penoles S.A.B. de C.V.......................................   6,385     261,190
   *Inmuebles Carso S.A.B. de C.V. Series B-1..............................  86,291      65,861
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......................  68,400     142,370
   *Megacable Holdings S.A.B. de C.V.......................................  52,000     111,832
    Mexichem S.A.B. de C.V. Series *....................................... 117,483     555,678
   *Minera Frisco S.A.B. de C.V. Series A-1................................  78,700     311,403
   *Organizacion Soriana S.A.B. de C.V. Series B........................... 169,127     506,166
   *Promotora y Operadora de Infraestructura S.A.B de C.V..................  18,900      98,021
    Qualitas Cia de Seguros S.A. de C.V....................................  36,600      41,696
    TV Azteca S.A.B. de C.V................................................ 261,900     173,898
   *Urbi Desarrollos Urbanos S.A.B. de C.V.................................  84,222      49,779
    Wal-Mart de Mexico S.A.B. de C.V. Series V.............................  76,404     215,507
                                                                                    -----------
TOTAL MEXICO...............................................................          16,265,114
                                                                                    -----------
NETHERLANDS -- (1.8%)
    Aalberts Industries NV.................................................  15,225     240,431
    Accell Group NV........................................................   2,458      41,134
    Aegon NV............................................................... 170,717     774,952
    Aegon NV ADR...........................................................  76,751     349,217
   *AFC Ajax NV............................................................     546       4,702
    Akzo Nobel NV..........................................................  30,014   1,619,991
    Akzo Nobel NV Sponsored ADR............................................   1,500      26,820
   *AMG Advanced Metallurgical Group NV....................................   5,989      48,983

                                     1162

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
NETHERLANDS -- (Continued)
    Amsterdam Commodities NV..........................................   3,226 $    48,409
    APERAM NV.........................................................   9,663     132,473
    Arcadis NV........................................................   7,315     152,408
    ArcelorMittal NV..................................................  11,420     181,806
   #ArcelorMittal NV ADR..............................................  49,500     787,050
    ASM International NV..............................................   7,329     277,914
    ASML Holding NV ADR...............................................  12,550     721,625
    BE Semiconductor Industries NV....................................   8,284      62,087
    Beter Bed Holding NV..............................................   1,215      21,844
    BinckBank NV......................................................   9,871      65,562
    Brunel International NV...........................................   1,737      66,185
    CSM NV............................................................  12,027     179,646
   *DE Master Blenders 1753 NV........................................  57,005     660,642
    Delta Lloyd NV....................................................  23,543     307,005
    Exact Holding NV..................................................   1,884      38,457
    Fugro NV..........................................................   9,627     629,977
   *Grontmij NV.......................................................  11,563      31,823
    Heijmans NV.......................................................   3,163      24,906
    Heineken NV.......................................................   5,424     293,873
    Hunter Douglas NV.................................................     788      28,498
   *ING Groep NV......................................................     213       1,401
   *ING Groep NV Sponsored ADR........................................ 263,004   1,730,566
   *Kardan NV.........................................................   6,911       5,689
    KAS Bank NV.......................................................   3,541      30,506
    Kendrion NV.......................................................   1,972      39,248
    Koninklijke Ahold NV..............................................  89,890   1,094,171
    Koninklijke Ahold NV ADR..........................................     400       4,844
    Koninklijke Bam Groep NV..........................................  54,912     143,825
    Koninklijke Boskalis Westminster NV...............................  12,693     413,586
    Koninklijke DSM NV................................................  18,525     911,849
    Koninklijke KPN NV................................................  23,138     189,918
    Koninklijke Philips Electronics NV................................  70,788   1,556,793
    Koninklijke Ten Cate NV...........................................   6,634     155,106
    Koninklijke Vopak NV..............................................   6,788     430,155
    Koninklijke Wessanen NV...........................................  23,246      58,816
   *LBi International NV..............................................   3,819      12,439
    Macintosh Retail Group NV.........................................     861       9,147
    Mediq NV..........................................................  12,433     131,152
    Nutreco NV........................................................   6,786     487,242
   *Ordina NV.........................................................  14,194      16,152
    Philips Electronics NV ADR........................................  68,183   1,500,708
    PostNL NV.........................................................  42,848     174,245
    Randstad Holdings NV..............................................  20,922     633,777
    Reed Elsevier NV..................................................   4,918      57,645
    Reed Elsevier NV ADR..............................................   4,200      98,280
    Royal Imtech NV...................................................  10,858     276,892
   *SBM Offshore NV...................................................  30,320     369,527
    Sligro Food Group NV..............................................   3,036      70,174
   *SNS REAAL Groep NV................................................  38,309      47,051
    Telegraaf Media Groep NV..........................................   4,962      55,036
    TKH Group NV......................................................   6,205     125,262
    TNT Express NV....................................................  70,928     768,750
  #*TomTom NV.........................................................  29,467     117,816
    Unilever NV.......................................................   2,976     103,321
    Unilever NV ADR...................................................  11,120     385,308
    Unit4 NV..........................................................   4,818     112,188
    USG People NV.....................................................  15,034      99,542
    Wolters Kluwer NV.................................................  23,383     388,420
   *Xeikon NV.........................................................   4,099      13,099
                                                                               -----------
TOTAL NETHERLANDS.....................................................          20,638,066
                                                                               -----------

                                     1163

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd..............................................  58,896 $   42,874
    Auckland International Airport, Ltd............................... 160,227    322,370
   *Chorus, Ltd.......................................................   7,035     17,668
   *Chorus, Ltd. ADR..................................................   2,187     27,250
    Contact Energy, Ltd...............................................  67,330    272,423
   *Fisher & Paykel Appliances Holdings, Ltd..........................  88,382     40,311
    Fisher & Paykel Healthcare Corp., Ltd.............................  40,070     61,732
    Fletcher Building, Ltd. (6341606).................................  65,360    322,219
   #Fletcher Building, Ltd. (6341617).................................  12,299     60,530
    Freightways, Ltd..................................................   8,295     25,967
    Infratil, Ltd.....................................................  73,154    123,630
    Mainfreight, Ltd..................................................  14,201    107,076
    New Zealand Oil & Gas, Ltd........................................  58,704     38,625
    New Zealand Refining Co., Ltd.....................................   6,367     11,995
    Nuplex Industries, Ltd............................................  35,972     73,510
    Port of Tauranga, Ltd.............................................  20,130    185,385
   *Pyne Gould Guinness, Ltd..........................................   8,757      2,193
   *Rakon, Ltd........................................................  12,355      4,300
    Ryman Healthcare, Ltd.............................................  48,303    142,869
    Sanford, Ltd......................................................  12,229     37,557
    Sky Network Television, Ltd.......................................  17,716     71,255
    SKYCITY Entertainment Group, Ltd..................................  46,065    132,492
    Tower, Ltd........................................................  55,588     76,351
    TrustPower, Ltd...................................................  13,045     81,519
    Vector, Ltd.......................................................  28,655     64,385
    Warehouse Group, Ltd..............................................  19,445     40,825
                                                                               ----------
TOTAL NEW ZEALAND.....................................................          2,387,311
                                                                               ----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA....................................  41,234     24,549
   *Acta Holding ASA.................................................. 104,861     17,571
    Aker ASA Series A.................................................   5,345    149,385
    Aker Solutions ASA................................................  17,200    252,005
   *Algeta ASA........................................................     999     27,242
  #*Archer, Ltd.......................................................  31,543     55,356
    Atea ASA..........................................................  11,808     98,691
    Austevoll Seafood ASA.............................................  19,409     80,203
    Bonheur ASA.......................................................   2,238     43,709
    BW Offshore, Ltd..................................................  80,495     73,788
   *BWG Homes ASA.....................................................  13,773     27,711
    Cermaq ASA........................................................  11,307    133,885
    Copeinca ASA......................................................   2,400     16,686
   *Deep Sea Supply P.L.C.............................................  23,563     36,536
   *Det Norske Oljeselskap ASA........................................   4,455     61,183
    DNB ASA...........................................................  63,681    668,578
  #*DNO International ASA............................................. 107,000    141,525
  #*Dockwise, Ltd.....................................................   2,027     34,638
   *DOF ASA...........................................................   9,400     44,225
    Ekornes ASA.......................................................   2,800     39,204
   *Electromagnetic GeoServices ASA...................................  12,748     28,767
   *Eltek ASA.........................................................  90,615     58,562
    EVRY ASA..........................................................   1,921      3,059
    Farstad Shipping ASA..............................................   1,232     30,722
    Fred Olsen Energy ASA.............................................   2,982    112,707
  #*Frontline, Ltd....................................................   5,865     22,166
    Ganger Rolf ASA...................................................   2,919     54,152
   *Gjensidige Forsikring ASA.........................................   5,235     64,061
   #Golar LNG, Ltd. (7139695).........................................     500     19,301
    Golar LNG, Ltd. (G9456A100).......................................   2,507     96,921
   #Golden Ocean Group, Ltd...........................................  57,922     42,990
   *Hurtigruten ASA...................................................  45,655     26,583

                                     1164

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
NORWAY -- (Continued)
  #*Kongsberg Automotive Holding ASA.................................. 118,714 $   31,107
    Kongsberg Gruppen ASA.............................................   2,160     41,115
    Kvaerner ASA......................................................  42,055     97,199
    Leroey Seafood Group ASA..........................................   3,689     62,876
   *Marine Harvest ASA................................................ 514,096    342,498
  #*Nordic Semiconductor ASA..........................................  18,887     48,406
    Norsk Hydro ASA................................................... 113,626    461,483
    Norsk Hydro ASA Sponsored ADR.....................................     800      3,216
  #*Norske Skogindustrier ASA Series A................................  49,653     33,793
    Northern Offshore, Ltd............................................  17,133     28,556
   *Norwegian Air Shuttle ASA.........................................   5,579     99,997
   *Norwegian Energy Co. ASA..........................................  35,128     31,867
    Odfjell ASA Series A..............................................   2,716     13,023
    Opera Software ASA................................................   7,998     54,932
    Orkla ASA......................................................... 103,271    737,127
    Petroleum Geo-Services ASA........................................  33,287    487,096
   *Pronova BioPharma AS..............................................  32,363     50,039
    Prosafe ASA.......................................................   7,400     54,014
   *Q-Free ASA........................................................   7,768     27,561
  #*Renewable Energy Corp. ASA........................................  58,378     20,229
   *Salmar ASA........................................................     302      1,552
    Schibsted ASA.....................................................   3,700    113,204
    SeaDrill, Ltd.....................................................  11,860    462,202
   *Siem Offshore, Inc. ASA...........................................  52,788     79,985
    Solstad Offshore ASA..............................................     399      5,838
   *Songa Offshore SE.................................................  32,356     77,256
    SpareBanken 1 SMN.................................................  21,487    113,093
    Statoil ASA.......................................................   3,700     87,936
    Statoil ASA Sponsored ADR.........................................  47,506  1,130,168
    Stolt-Nielsen, Ltd................................................   1,776     31,276
   *Storebrand ASA....................................................  60,569    230,294
    Subsea 7 SA.......................................................  35,645    745,012
    Telenor ASA.......................................................  17,451    295,086
    TGS Nopec Geophysical Co. ASA.....................................   4,512    131,875
    Tomra Systems ASA.................................................  16,200    127,231
   *TTS Marine ASA....................................................   1,076      3,029
    Veidekke ASA......................................................   6,564     45,770
   *Wilh Wilhelmsen ASA...............................................     200      1,366
    Wilh Wilhelmsen Holding ASA.......................................   4,070    101,534
    Yara International ASA............................................  15,217    718,553
                                                                               ----------
TOTAL NORWAY..........................................................          9,815,055
                                                                               ----------
PERU -- (0.1%)
    Cia de Minas Buenaventura S.A. ADR................................   1,800     65,556
    Credicorp, Ltd....................................................   5,210    604,047
                                                                               ----------
TOTAL PERU............................................................            669,603
                                                                               ----------
PHILIPPINES -- (0.5%)
    Aboitiz Equity Ventures, Inc......................................  96,000    112,855
    Aboitiz Power Corp................................................ 270,000    222,771
    Alliance Global Group, Inc........................................ 954,600    265,850
   *Atlas Consolidated Mining & Development Corp......................  82,100     34,182
    Ayala Corp. Series A..............................................  38,240    397,308
    Ayala Land, Inc................................................... 354,100    184,611
    Bank of the Philippine Islands.................................... 188,703    327,342
    BDO Unibank, Inc.................................................. 229,414    353,088
   *Belle Corp........................................................ 565,000     67,754
   *Cebu Air, Inc.....................................................  39,000     64,293
    China Banking Corp................................................   6,807     77,782
    DMCI Holdings, Inc................................................  55,200     77,190
    Energy Development Corp........................................... 404,000     58,528

                                     1165

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
PHILIPPINES -- (Continued)
    Filinvest Development Corp........................................   296,466 $   30,496
    Filinvest Land, Inc............................................... 3,564,000    115,981
   *First Gen Corp....................................................   222,800    102,293
    First Philippines Holdings Corp...................................    75,400    139,681
    Globe Telecom, Inc................................................     4,040    110,805
    International Container Terminal Services, Inc....................    91,130    158,084
   *JG Summit Holdings, Inc...........................................    12,100      9,783
    Jollibee Foods Corp...............................................    30,800     75,876
    Lopez Holdings Corp...............................................   511,000     70,973
    Manila Electric Co................................................    11,290     71,436
    Manila Water Co., Inc.............................................   100,000     62,331
    Megaworld Corp.................................................... 1,959,000    105,550
    Metro Bank & Trust Co.............................................   185,075    442,103
    Metro Pacific Investments Corp.................................... 1,038,000    103,520
   *Pepsi-Cola Products Philippines, Inc..............................    80,000      6,273
    Philippine Long Distance Telephone Co. Sponsored ADR..............     1,000     65,300
   *Philippine National Bank..........................................    48,400     86,654
    Rizal Commercial Banking Corp.....................................    71,000     75,476
   *Robinson's Land Corp. Series B....................................   315,000    146,563
    San Miguel Corp...................................................    89,800    239,337
   *Security Bank Corp................................................    86,520    292,044
   *Semirara Mining Corp..............................................    11,880     63,645
    SM Development Corp...............................................   385,330     57,108
    SM Investments Corp...............................................     8,040    143,874
    SM Prime Holdings, Inc............................................   424,250    141,874
    Southeast Asia Cement Holdings, Inc............................... 1,009,000     49,769
    Union Bank of Philippines.........................................    42,900    102,890
    Universal Robina Corp.............................................   168,610    236,766
    Vista Land & Lifescapes, Inc......................................   458,000     48,131
                                                                                 ----------
TOTAL PHILIPPINES.....................................................            5,598,170
                                                                                 ----------
POLAND -- (0.4%)
    Agora SA..........................................................     9,107     22,014
   *AmRest Holdings SE................................................     2,020     45,251
    Asseco Poland SA..................................................    17,255    234,371
   *Bank Handlowy w Warszawie SA......................................     5,363    129,786
   *Bank Millennium SA................................................    87,752     91,491
    Bank Pekao SA.....................................................     1,980     82,619
   *Bioton SA.........................................................   980,519     17,272
   *Boryszew SA.......................................................   214,660     33,977
   *BRE Bank SA.......................................................     1,468    124,816
    Budimex SA........................................................     1,885     31,485
   *Ciech SA..........................................................    10,050     47,909
   *Cyfrowy Polsat SA.................................................     6,007     26,292
   *Dom Maklerski IDM SA..............................................    40,000      4,414
   *Echo Investment SA................................................    73,042     77,752
    Emperia Holding SA................................................     2,574     31,546
    Enea SA...........................................................    20,750     96,525
    Eurocash SA.......................................................    12,021    140,528
   *Farmacol SA.......................................................     2,588     16,741
   *Getin Holding SA..................................................    67,301     33,123
   *Getin Noble Bank SA...............................................   196,982     93,846
    Grupa Kety SA.....................................................     1,179     42,582
   *Grupa Lotos SA....................................................    18,333    143,103
   *Impexmetal SA.....................................................    16,373     16,981
   *ING Bank Slaski SA................................................     3,600     82,132
   *Inter Cars SA.....................................................     1,521     42,952
   *Kernel Holding SA.................................................     6,469    134,842
    KGHM Polska Miedz SA..............................................     8,960    338,476
   *Kopex SA..........................................................     7,393     38,194
   *Kredyt Bank SA....................................................     3,810     16,351

                                     1166

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
POLAND -- (Continued)
   *LC Corp. SA.......................................................  51,834 $   19,319
   *LPP SA............................................................      54     54,599
    Lubelski Wegiel Bogdanka SA.......................................   4,305    156,391
   *Netia SA..........................................................  79,898    142,134
    NG2 SA............................................................   1,963     34,001
   *Orbis SA..........................................................   4,643     49,806
    Pelion SA.........................................................   1,918     16,506
   *Petrolinvest SA...................................................  12,525      4,069
    PGE SA............................................................  53,374    296,880
    Polimex-Mostostal SA.............................................. 147,517     28,599
   *Polski Koncern Naftowy Orlen SA...................................  50,008    534,327
    Polskie Gornictwo Naftowe I Gazownictwo SA........................  73,242     88,684
    Powszechna Kasa Oszczednosci Bank Polski SA.......................   9,285     90,121
   *Powszechny Zaklad Ubezpieczen SA..................................     934     98,657
   *Rovese SA.........................................................  22,410     13,590
   *Sygnity SA........................................................   4,962     22,674
    Synthos SA........................................................ 105,358    166,750
    Tauron Polska Energia SA..........................................  57,260     78,673
    Telekomunikacja Polska SA.........................................  26,123    123,070
    TVN SA............................................................   5,494     12,274
    Zaklady Azotowe Pulawy SA.........................................   1,298     43,414
                                                                               ----------
TOTAL POLAND..........................................................          4,311,909
                                                                               ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.....................................................  25,236     35,028
  #*Banco BPI SA......................................................  63,549     39,195
  #*Banco Comercial Portugues SA...................................... 903,003    104,358
   *Banco Espirito Santo SA........................................... 309,526    190,300
   *Banif SGPS SA.....................................................  16,816      2,691
   *Brisa Auto-Estradas de Portugal SA................................  20,337     68,496
   *Cimpor Cimentos de Portugal SA....................................  36,874    165,052
   *EDP Renovaveis SA.................................................  46,785    144,199
    Energias de Portugal SA...........................................  69,026    157,349
    Galp Energia SGPS SA..............................................  17,799    240,750
    Jeronimo Martins SGPS SA..........................................  17,915    280,805
    Mota-Engil SGPS SA................................................  17,204     21,580
    Portucel-Empresa Produtora de Pasta de Papel SA...................  45,738    112,213
    Portugal Telecom SA............................................... 134,073    568,690
    Redes Energeticas Nacionais SA....................................  24,717     61,076
    Sociedade de Investimento e Gestao SGPS SA........................  14,845     91,262
   *Sonae Industria SGPS SA...........................................  24,422     15,482
    Sonae SGPS SA..................................................... 204,541    108,310
    Sonaecom SGPS SA..................................................  28,627     42,948
   *Teixeira Duarte SA................................................  10,538      2,580
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..  21,828     55,306
                                                                               ----------
TOTAL PORTUGAL........................................................          2,507,670
                                                                               ----------
RUSSIA -- (0.7%)
   *Etalon Group, Ltd. GDR............................................   2,513     16,015
   *Eurasia Drilling Co., Ltd. GDR....................................   2,133     58,454
   *Federal Hydrogenerating Co. ADR................................... 199,636    487,136
    Gazprom Neft OAO Sponsored ADR....................................     833     19,565
   *Gazprom OAO Sponsored ADR......................................... 353,575  3,250,912
   *Globaltrans Investment P.L.C. Sponsored GDR.......................   6,179    116,479
   *Integra Group Holdings GDR........................................  20,403     25,494
   *Lukoil OAO Sponsored ADR..........................................  20,327  1,142,799
   *Magnitogorsk Iron & Steel Works Sponsored GDR.....................  23,119     85,722
   *Mail.ru Group, Ltd. GDR...........................................   1,380     41,630
   #Mechel Sponsored ADR..............................................  32,520    210,730
   *MMC Norilsk Nickel JSC ADR........................................   6,501    100,082
    Novolipetsk Steel OJSC GDR........................................   3,822     63,328

                                     1167

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
RUSSIA -- (Continued)
   *PIK Group GDR.....................................................  13,885 $   31,005
    Polymetal International P.L.C.....................................   4,300     58,555
    Rosneft OAO GDR...................................................  22,100    132,303
   *Sberbank of Russia Sponsored ADR..................................  14,737    163,038
    Severstal OAO GDR.................................................  16,400    182,847
   *Surgutneftegas OAO Sponsored ADR..................................  38,619    321,968
   *Tatneft OAO Sponsored ADR.........................................  19,500    729,487
    TMK OAO GDR.......................................................   5,886     83,954
    Uralkali OJSC GDR.................................................   4,506    187,150
    VimpelCom, Ltd. Sponsored ADR.....................................   8,972     75,275
    VTB Bank OJSC GDR.................................................  30,644     99,597
   *X5 Retail Group NV GDR............................................   1,681     32,829
                                                                               ----------
TOTAL RUSSIA..........................................................          7,716,354
                                                                               ----------
SINGAPORE -- (1.3%)
   *Abterra, Ltd......................................................  32,000     18,620
    Asia Pacific Breweries, Ltd.......................................   2,000     80,619
    ASL Marine Holdings, Ltd..........................................  32,200     14,829
   *AusGroup, Ltd.....................................................  64,000     17,863
   *Banyan Tree Holdings, Ltd.........................................  54,000     25,060
    Beng Kuang Marine, Ltd............................................  99,000     10,109
   *Biosensors International Group, Ltd............................... 126,000    123,972
    Bonvests Holdings, Ltd............................................  22,000     16,615
    Boustead Singapore, Ltd...........................................  50,000     39,123
    Breadtalk Group, Ltd..............................................  27,000     11,653
    Bukit Sembawang Estates, Ltd......................................  19,000     71,638
   *Bund Center Investment, Ltd....................................... 259,000     36,257
    CapitaLand, Ltd................................................... 274,500    657,841
    Cerebos Pacific, Ltd..............................................  10,000     43,314
    CH Offshore, Ltd..................................................  60,000     19,223
    China Aviation Oil Singapore Corp., Ltd...........................  28,000     22,224
    China Merchants Holdings Pacific, Ltd.............................   4,000      2,208
    Chip Eng Seng Corp., Ltd..........................................  79,000     25,969
    City Developments, Ltd............................................  57,000    533,786
    ComfortDelGro Corp., Ltd.......................................... 118,000    159,036
  #*Cosco Corp Singapore, Ltd......................................... 146,000    112,999
    CSC Holdings, Ltd.................................................  97,000      7,841
    CSE Global, Ltd...................................................  59,000     40,369
    CWT, Ltd..........................................................  40,000     39,945
    DBS Group Holdings, Ltd........................................... 105,282  1,242,056
   *Delong Holdings, Ltd..............................................   9,000      2,328
    Eu Yan Sang International, Ltd....................................   3,000      1,500
    Ezion Holdings, Ltd............................................... 107,000     80,669
   *Ezra Holdings, Ltd................................................ 185,200    146,281
    F.J. Benjamin Holdings, Ltd.......................................  34,000      8,999
    First Resources, Ltd.............................................. 104,000    158,324
   #Fragrance Group, Ltd..............................................  73,000     29,213
    Fraser & Neave, Ltd............................................... 125,000    820,294
  #*Gallant Venture, Ltd.............................................. 119,000     26,631
    Genting Singapore P.L.C...........................................  57,000     59,492
    GMG Global, Ltd................................................... 386,000     36,786
    Golden Agri-Resources, Ltd........................................ 877,000    519,358
    Goodpack, Ltd.....................................................  40,000     55,462
    Great Eastern Holdings, Ltd.......................................   2,000     22,489
   #GuocoLand, Ltd....................................................  69,666     92,867
    GuocoLeisure, Ltd.................................................  75,000     34,485
    Guthrie GTS, Ltd..................................................  82,000     38,028
   *Healthway Medical Corp., Ltd......................................  74,000      4,848
    Hi-P International, Ltd........................................... 139,000     82,069
    Ho Bee Investment, Ltd............................................ 102,000    101,714
  #*Hong Fok Corp., Ltd............................................... 109,200     41,507

                                     1168

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CONTINUED


                                                                        SHARES  VALUE++
                                                                        ------  -------
SINGAPORE -- (Continued)
    Hong Leong Asia, Ltd..............................................  42,000 $ 57,384
    Hongkong Land Holdings, Ltd.......................................  19,000  113,393
    Hotel Grand Central, Ltd..........................................  31,677   20,050
    Hotel Properties, Ltd.............................................  36,000   64,219
    HTL International Holdings, Ltd...................................  66,000   19,218
   #Hyflux, Ltd....................................................... 103,000  114,459
   *Indofood Agri Resources, Ltd...................................... 107,000  118,916
    InnoTek, Ltd......................................................  46,000   14,133
    Jardine Cycle & Carriage, Ltd.....................................   3,000  112,246
   *Jaya Holdings, Ltd................................................  54,000   24,118
   *JES International Holdings, Ltd................................... 132,000   16,258
    K1 Ventures, Ltd..................................................  42,000    4,515
    Keppel Corp., Ltd.................................................  33,000  295,349
    Keppel Land, Ltd.................................................. 148,000  406,517
    Keppel Telecommunications & Transportation, Ltd...................  10,000    8,823
   *K-Green Trust, Ltd................................................  40,000   31,321
    Lee Kim Tah Holdings, Ltd.........................................  18,000   10,822
   *Lian Beng Group, Ltd.............................................. 112,000   34,524
  #*LionGold Corp., Ltd...............................................  47,000   47,903
    M1, Ltd...........................................................  31,000   62,922
   *Manhattan Resources, Ltd..........................................  32,000   16,258
    Marco Polo Marine, Ltd............................................  72,000   18,948
   #Midas Holdings, Ltd............................................... 187,000   54,525
  #*Neptune Orient Lines, Ltd......................................... 170,000  156,191
   *Noble Group, Ltd.................................................. 405,000  347,420
    NSL, Ltd..........................................................  12,000   12,914
   *Oceanus Group, Ltd................................................ 231,000   10,320
    OKP Holdings, Ltd.................................................  71,000   29,305
   #Olam International, Ltd........................................... 300,000  442,211
    Orchard Parade Holdings, Ltd......................................  32,000   54,318
    OSIM International, Ltd...........................................  49,000   47,822
   *Otto Marine, Ltd.................................................. 160,500   11,943
    Oversea-Chinese Banking Corp., Ltd................................ 116,296  889,465
   #Overseas Union Enterprise, Ltd....................................  63,000  128,603
    Pan Pacific Hotels Group, Ltd.....................................  49,000   78,692
    Petra Foods, Ltd..................................................   3,000    5,766
    QAF, Ltd..........................................................   9,000    5,133
   #Raffles Education Corp., Ltd...................................... 116,975   36,905
    Raffles Medical Group, Ltd........................................  12,000   23,866
    Rotary Engineering, Ltd...........................................  55,000   22,405
   *S i2i, Ltd........................................................ 468,000   10,840
  #*Sakari Resources, Ltd............................................. 108,000  112,951
    SATS, Ltd.........................................................  79,870  165,138
    SBS Transit, Ltd..................................................  11,500   14,225
    SC Global Developments, Ltd.......................................  41,000   31,873
    SembCorp Industries, Ltd..........................................  65,000  275,331
    SembCorp Marine, Ltd..............................................  16,000   62,257
    SIA Engineering Co., Ltd..........................................  10,000   32,702
    Sim Lian Group, Ltd...............................................  25,000   12,006
    Sinarmas Land, Ltd................................................ 259,000   52,692
    Singapore Airlines, Ltd...........................................  65,000  551,821
    Singapore Exchange, Ltd...........................................  18,000   96,344
    Singapore Land, Ltd...............................................  29,000  137,907
    Singapore Post, Ltd...............................................  83,000   69,988
    Singapore Press Holdings, Ltd.....................................  46,000  151,693
    Singapore Technologies Engineering, Ltd...........................  34,000   89,968
    Singapore Telecommunications, Ltd................................. 209,000  599,743
   *Sinostar PEC Holdings, Ltd........................................  23,000    2,736
    SMRT Corp., Ltd...................................................  69,000   90,225
   #Sound Global, Ltd.................................................  64,000   31,489
    Stamford Land Corp., Ltd..........................................  86,000   37,599

                                     1169

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SINGAPORE -- (Continued)
    StarHub, Ltd......................................................  22,000 $    67,674
   *STX OSV Holdings, Ltd.............................................  36,000      45,209
    Sunningdale Tech, Ltd.............................................  65,000       6,097
  #*Sunvic Chemical Holdings, Ltd.....................................  69,000      17,047
    Super Group, Ltd..................................................  83,000     133,396
  #*Swiber Holdings, Ltd.............................................. 141,000      65,779
    Tat Hong Holdings, Ltd............................................  53,000      41,910
  #*Tiger Airways Holdings, Ltd.......................................  48,000      26,841
   *Transcu Group, Ltd................................................ 108,000       4,339
    Tuan Sing Holdings, Ltd...........................................  61,000      13,858
    UMS Holdings, Ltd.................................................  56,000      17,445
    United Engineers, Ltd.............................................  33,000      60,266
  #*United Envirotech, Ltd............................................  26,000       6,635
    United Industrial Corp., Ltd...................................... 113,000     240,172
    United Overseas Bank, Ltd.........................................  70,190   1,124,405
    UOB-Kay Hian Holdings, Ltd........................................  68,000      88,412
    UOL Group, Ltd....................................................  87,000     361,069
    Venture Corp., Ltd................................................  51,000     305,024
    WBL Corp., Ltd....................................................  16,000      43,517
    Wee Hur Holdings, Ltd............................................. 112,500      25,297
    Wheelock Properties, Ltd..........................................  40,000      58,220
    Wilmar International, Ltd.........................................  76,000     196,820
    Wing Tai Holdings, Ltd............................................  66,221      74,858
    Yongnam Holdings, Ltd............................................. 333,000      61,437
                                                                               -----------
TOTAL SINGAPORE.......................................................          15,421,868
                                                                               -----------
SOUTH AFRICA -- (2.0%)
    ABSA Group, Ltd...................................................  32,573     531,939
    Acucap Properties, Ltd............................................  12,314      70,026
    Adcock Ingram Holdings, Ltd.......................................  22,992     166,865
    Adcorp Holdings, Ltd..............................................  10,635      34,570
    Advtech, Ltd......................................................  35,787      24,657
    Aeci, Ltd.........................................................  21,114     204,136
    Afgri, Ltd........................................................ 106,485      71,384
    African Bank Investments, Ltd..................................... 115,048     509,760
    African Oxygen, Ltd...............................................  18,017      42,084
    African Rainbow Minerals, Ltd.....................................  15,242     286,133
    Allied Electronics Corp., Ltd.....................................   8,984      25,535
    Allied Technologies, Ltd..........................................   9,221      52,817
    Anglo American Platinum, Ltd......................................   2,225     113,596
    AngloGold Ashanti, Ltd............................................   2,804      95,511
    AngloGold Ashanti, Ltd. Sponsored ADR.............................   6,511     221,439
    ArcelorMittal South Africa, Ltd...................................  37,213     201,978
    Aspen Pharmacare Holdings, Ltd....................................  16,002     279,076
    Assore, Ltd.......................................................   3,267     116,967
    Astral Foods, Ltd.................................................   6,105      75,470
    Aveng, Ltd........................................................  73,469     308,150
    AVI, Ltd..........................................................  29,073     207,397
    Avusa, Ltd........................................................   4,146      11,760
    Barloworld, Ltd...................................................  45,590     456,051
   *Basil Read Holdings, Ltd..........................................  24,073      33,550
    Bidvest Group, Ltd................................................  11,519     274,503
    Blue Label Telecoms, Ltd..........................................  41,700      27,718
   *Brait SE..........................................................  67,086     229,584
    Business Connexion Group, Ltd.....................................  66,747      37,563
    Capitec Bank Holdings, Ltd........................................   7,589     199,731
    Cashbuild, Ltd....................................................   3,287      60,446
    Caxton & CTP Publishers & Printers, Ltd...........................   3,193       6,001
    Cipla Medpro South Africa, Ltd....................................  86,343      84,318
    City Lodge Hotels, Ltd............................................   2,425      24,192
    Clicks Group, Ltd.................................................  22,044     144,894

                                     1170

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CONTINUED


                                                                        SHARES  VALUE++
                                                                        ------  -------
SOUTH AFRICA -- (Continued)
   *Consolidated Infrastructure Group, Ltd............................     808 $  1,218
    Coronation Fund Managers, Ltd.....................................  19,518   69,347
    DataTec, Ltd......................................................  38,696  216,510
    Discovery Holdings, Ltd...........................................  34,939  227,807
    Distell Group, Ltd................................................   1,845   20,907
   *Distribution & Warehousing Network, Ltd...........................  53,514   41,414
    DRDGOLD, Ltd......................................................  84,168   51,490
    EOH Holdings, Ltd.................................................   5,308   23,024
    Eqstra Holdings, Ltd..............................................  14,728   12,612
   *Evraz Highveld Steel & Vanadium, Ltd..............................   4,215   11,717
    Exxaro Resources, Ltd.............................................  11,753  239,053
    Famous Brands, Ltd................................................   2,617   20,188
    FirstRand, Ltd.................................................... 162,126  545,417
    Foschini Group, Ltd. (The)........................................  24,805  425,437
    Gold Fields, Ltd..................................................   4,836   61,929
    Gold Fields, Ltd. Sponsored ADR...................................  75,900  979,110
    Grindrod, Ltd.....................................................  95,751  150,030
    Group Five, Ltd...................................................  29,546   81,106
    Growthpoint Properties, Ltd....................................... 106,596  333,519
    Harmony Gold Mining Co., Ltd......................................   5,445   54,105
    Harmony Gold Mining Co., Ltd. Sponsored ADR.......................  70,283  690,179
    Hudaco Industries, Ltd............................................   4,292   55,782
   *Hulamin, Ltd......................................................   9,590    5,305
    Iliad Africa, Ltd.................................................   2,000    1,258
    Illovo Sugar, Ltd.................................................  36,425  126,796
    Impala Platinum Holdings, Ltd.....................................  41,859  654,344
    Imperial Holdings, Ltd............................................  30,302  684,022
    Investec, Ltd.....................................................  28,224  167,197
    JD Group, Ltd.....................................................  37,367  198,903
    JSE, Ltd..........................................................  17,413  158,892
    Kumba Iron Ore, Ltd...............................................     296   18,530
    Lewis Group, Ltd..................................................  19,010  162,190
    Liberty Holdings, Ltd.............................................  24,845  280,156
    Life Healthcare Group Holdings, Ltd...............................  35,165  141,702
    Massmart Holdings, Ltd............................................   2,482   52,574
    Mediclinic International, Ltd.....................................  50,950  245,557
   *Merafe Resources, Ltd............................................. 389,559   38,091
    Metair Investments, Ltd...........................................  25,311   76,978
    MMI Holdings, Ltd................................................. 212,571  478,034
    Mondi, Ltd........................................................  24,210  205,937
    Mpact, Ltd........................................................  26,884   55,645
    Mr. Price Group, Ltd..............................................  16,446  244,243
    MTN Group, Ltd....................................................  37,598  679,154
   *Murray & Roberts Holdings, Ltd....................................  79,762  223,213
    Mvelaserve, Ltd...................................................  26,315   31,361
    Nampak, Ltd....................................................... 124,408  389,196
    Naspers, Ltd. Series N............................................  12,051  663,551
    Nedbank Group, Ltd................................................  27,403  608,325
    Network Healthcare Holdings, Ltd..................................  82,943  162,685
    Northam Platinum, Ltd.............................................  42,816  132,137
    Omnia Holdings, Ltd...............................................   8,455  114,537
    Palabora Mining Co., Ltd..........................................   4,054   45,405
    Peregrine Holdings, Ltd...........................................  23,080   30,997
    Pick'n Pay Stores, Ltd............................................  14,103   72,209
    Pinnacle Technology Holdings, Ltd.................................  13,348   25,619
    Pioneer Foods, Ltd................................................  14,277   91,950
    Pretoria Portland Cement Co., Ltd.................................  38,190  117,712
    PSG Group, Ltd....................................................  34,260  281,361
    Rainbow Chicken, Ltd..............................................  20,814   35,933
    Raubex Group, Ltd.................................................  27,230   44,515
    Resilient Property Income Fund, Ltd...............................  24,027  137,610

                                     1171

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH AFRICA -- (Continued)
    Reunert, Ltd......................................................  23,260 $   222,584
   *Royal Bafokeng Platinum, Ltd......................................   3,603      20,486
    Sanlam, Ltd....................................................... 204,009     880,752
    Santam, Ltd.......................................................   4,935      97,576
   *Sappi, Ltd........................................................  53,505     160,211
   *Sappi, Ltd. Sponsored ADR.........................................  35,009     102,576
    Sasol, Ltd. Sponsored ADR.........................................  25,469   1,056,709
   *Sentula Mining, Ltd...............................................  48,196      10,554
    Shoprite Holdings, Ltd............................................   9,883     193,811
    Spar Group, Ltd. (The)............................................  13,033     187,863
    Standard Bank Group, Ltd..........................................  77,266   1,061,572
    Stefanutti Stocks Holdings, Ltd...................................  21,041      26,105
   *Steinhoff International Holdings, Ltd............................. 183,321     543,195
    Sun International, Ltd............................................   4,923      47,119
   *Super Group, Ltd..................................................  59,142     114,526
    Telkom South Africa, Ltd..........................................  35,335      75,935
    Telkom South Africa, Ltd. Sponsored ADR...........................   1,800      15,660
    Tiger Brands, Ltd.................................................   7,439     239,050
    Tongaat Hulett, Ltd...............................................  18,596     306,429
    Trencor, Ltd......................................................  19,453     119,354
    Truworths International, Ltd......................................  13,658     171,106
    Tsogo Sun Holdings, Ltd...........................................  43,296     104,733
   *Village Main Reef, Ltd............................................  96,516      17,014
    Vodacom Group, Ltd................................................   6,820      78,442
    Vukile Property Fund, Ltd.........................................  17,897      40,751
    Wilson Bayly Holme-Ovcon, Ltd.....................................  10,307     161,657
    Woolworths Holdings, Ltd..........................................  37,736     246,189
                                                                               -----------
TOTAL SOUTH AFRICA....................................................          23,727,485
                                                                               -----------
SOUTH KOREA -- (3.8%)
    Aekyung Petrochemical Co., Ltd....................................   1,813      46,998
    Amorepacific Corp.................................................     132     119,513
   *Amorepacific Group................................................     426     138,261
    Asia Cement Co., Ltd..............................................     360      14,292
   *Asiana Airlines, Inc..............................................  13,650      88,906
    Binggrae Co., Ltd.................................................   1,160      90,847
   *BS Financial Group, Inc...........................................  35,490     371,413
    Bu Kwang Pharmaceutical Co., Ltd..................................   3,496      41,012
    Capro Corp........................................................   2,190      27,336
    Cheil Industrial, Inc.............................................   7,166     610,712
    Cheil Worldwide, Inc..............................................   9,650     161,226
    China Ocean Resources Co., Ltd....................................   7,850      30,250
    Chong Kun Dang Pharmaceutical Corp................................   3,530      65,043
    CJ CGV Co., Ltd...................................................   1,710      39,271
    CJ Cheiljedang Corp...............................................   1,293     316,182
   *CJ Corp...........................................................   2,983     192,406
   *CJ Korea Express Corp.............................................   1,607     120,012
   *Cosmochemical Co., Ltd............................................   3,760      35,334
    Crown Confectionery Co., Ltd......................................      44       6,948
    Dae Han Flour Mills Co., Ltd......................................     349      32,625
    Dae Won Kang Up Co., Ltd..........................................   9,910      49,177
   *Daechang Co., Ltd.................................................  10,260       9,952
    Daeduck Electronics Co., Ltd......................................  11,360     106,566
    Daeduck GDS Co., Ltd..............................................   4,570      55,829
    Dae-Il Corp.......................................................   7,510      30,168
    Daelim Industrial Co., Ltd........................................   5,552     425,622
    Daesang Corp......................................................   4,120      51,246
    Daesang Holdings Co., Ltd.........................................   1,170       4,047
   *Daewoo Engineering & Construction Co., Ltd........................  22,020     164,745
    Daewoo International Corp.........................................   3,736     118,146
    Daewoo Securities Co., Ltd........................................  34,822     322,288

                                     1172

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CONTINUED


                                                                       SHARES  VALUE++
                                                                       ------  -------
SOUTH KOREA -- (Continued)
    Daewoo Shipbuilding & Marine Engineering Co., Ltd................. 16,370 $357,496
   *Daewoong Pharmaceutical Co., Ltd..................................    585   12,688
    Daishin Securities Co., Ltd.......................................  8,650   62,512
    Daou Technology, Inc.............................................. 12,540  124,100
    DGB Financial Group, Inc.......................................... 22,520  255,791
    Dong IL Rubber Belt Co., Ltd......................................  7,212   45,043
   *Dong Yang Gang Chul Co., Ltd......................................  8,160   16,240
    Dong-A Pharmaceutical Co., Ltd....................................  1,457  119,737
   *Dongbu Corp.......................................................  4,590   13,459
   *Dongbu HiTek Co., Ltd.............................................  5,940   34,924
    Dongbu Insurance Co., Ltd.........................................  5,040  186,000
    Dongbu Securities Co., Ltd........................................  7,220   21,673
   *Dongbu Steel Co., Ltd.............................................  4,740   17,102
    Dong-Il Corp......................................................    773   29,848
    Dongil Industries Co., Ltd........................................    542   21,471
    Dongkuk Steel Mill Co., Ltd.......................................  9,210  119,534
    Dongwha Pharm Co., Ltd............................................  2,640   12,858
    Dongwon F&B Co., Ltd..............................................    458   24,466
    Dongwon Industries Co., Ltd.......................................    550  113,134
    Dongyang Mechatronics Corp........................................  3,090   34,382
    Doosan Corp.......................................................  2,164  251,769
   *Doosan Engineering & Construction Co., Ltd........................  7,860   18,630
    Doosan Heavy Industries & Construction Co., Ltd...................  5,594  298,082
   *Doosan Infracore Co., Ltd.........................................  7,840  124,399
    E1 Corp...........................................................    357   16,579
    E-Mart Co., Ltd...................................................  3,033  703,002
   *Eugene Investment & Securities Co., Ltd...........................  6,878   15,125
    Fursys, Inc.......................................................  2,447   61,349
    Global & Yuasa Battery Co., Ltd...................................  2,050   87,335
    Green Cross Corp..................................................    857  109,467
    Green Cross Holdings Corp.........................................  4,000   50,748
    GS Engineering & Construction Corp................................  5,266  320,663
    GS Global Corp....................................................  2,780   27,284
    GS Holdings Corp.................................................. 10,414  523,604
    Halla Climate Control Corp........................................  4,010   89,683
    Halla Engineering & Construction Corp.............................  3,187   26,715
    Han Kuk Carbon Co., Ltd...........................................  3,120   14,144
    Hana Financial Group, Inc......................................... 24,660  780,999
    Handsome Co., Ltd.................................................  3,640   71,639
    Hanil Cement Co., Ltd.............................................    445   11,832
    Hanil E-Wha Co., Ltd..............................................  4,890   37,861
   *Hanjin Heavy Industries & Construction Co., Ltd...................  4,989   52,595
    Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  1,540    9,118
   *Hanjin Shipping Co., Ltd.......................................... 16,881  213,099
   *Hanjin Shipping Holdings Co., Ltd.................................  1,551    6,929
    Hanjin Transportation Co., Ltd....................................  1,530   24,413
    Hankook Tire Co., Ltd............................................. 14,050  514,999
   *Hanmi Pharm Co., Ltd..............................................  1,182   84,766
    Hansol Chemical Co., Ltd..........................................  1,170   20,198
    Hansol Paper Co., Ltd.............................................  4,560   36,256
   *Hansol Technics Co., Ltd..........................................  1,494   20,488
   *Hanwha Chemical Corp.............................................. 15,350  280,823
    Hanwha Corp.......................................................  8,650  219,303
   *Hanwha General Insurance Co., Ltd.................................  4,460   22,536
    Hanwha Securities Co., Ltd........................................  7,429   24,714
    Hanwha Timeworld Co., Ltd.........................................    700   11,488
    Hanyang Securities Co., Ltd.......................................  1,630    9,033
    Hite Jinro Co., Ltd...............................................  5,572  117,890
    HMC Investment Securities Co., Ltd................................  3,246   34,632
    Honam Petrochemical Corp..........................................    766  159,489
    Hotel Shilla Co., Ltd.............................................  5,490  233,784

                                     1173

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------    -------
SOUTH KOREA -- (Continued)
    HS R&A Co., Ltd...................................................    160 $    1,605
    Huchems Fine Chemical Corp........................................  2,620     54,849
    Husteel Co., Ltd..................................................  2,170     43,133
    Hwashin Co., Ltd..................................................  2,050     17,596
    Hyosung Corp......................................................  4,480    210,570
   *Hyundai BNG Steel Co., Ltd........................................  2,150     17,924
    Hyundai Corp......................................................  1,340     23,904
    Hyundai Department Store Co., Ltd.................................  2,353    263,927
    Hyundai Development Co............................................ 10,577    189,279
    Hyundai Elevator Co., Ltd.........................................  1,094     78,728
    Hyundai Engineering & Construction Co., Ltd.......................  3,548    185,356
    Hyundai Glovis Co., Ltd...........................................    440     83,989
    Hyundai Greenfood Co., Ltd........................................ 11,600    161,849
    Hyundai Heavy Industries Co., Ltd.................................  1,611    341,366
    Hyundai Home Shopping Network Corp................................    625     52,121
    Hyundai Hysco Co., Ltd............................................  4,930    189,876
    Hyundai Marine & Fire Insurance Co., Ltd..........................  7,680    189,543
   *Hyundai Merchant Marine Co., Ltd..................................  5,081    111,567
    Hyundai Mipo Dockyard Co., Ltd....................................    499     51,684
    Hyundai Mobis.....................................................  1,684    442,403
    Hyundai Motor Co., Ltd............................................  6,212  1,290,511
    Hyundai Securities Co., Ltd....................................... 21,890    161,808
    Hyundai Steel Co..................................................  6,010    441,833
   *IL Yang Pharmaceutical Co., Ltd...................................  2,042     40,387
    Iljin Electric Co., Ltd...........................................  5,010     19,349
    Ilshin Spinning Co., Ltd..........................................    271     17,336
    Ilsung Pharmaceutical Co., Ltd....................................    146      9,853
    Industrial Bank of Korea, Ltd..................................... 31,920    343,827
    ISU Chemical Co., Ltd.............................................  1,590     29,075
    IsuPetasys Co., Ltd............................................... 14,830     60,338
    Jahwa Electronics Co., Ltd........................................  2,450     24,900
    Jeil Pharmaceutical Co............................................  1,820     33,481
    Jeonbuk Bank, Ltd................................................. 12,118     47,597
    JW Pharmaceutical Corp............................................  2,800     30,253
    Kangwon Land, Inc.................................................  8,480    174,216
    KB Financial Group, Inc. ADR...................................... 21,606    676,916
    KC Tech Co., Ltd..................................................  4,453     15,765
    KCC Corp..........................................................    860    215,087
    KEPCO Engineering & Construction Co., Inc.........................  1,061     63,974
   *KEPCO Plant Service & Engineering Co., Ltd........................  1,610     70,800
    Kia Motors Corp...................................................  4,964    340,286
    KISCO Corp........................................................    222      5,489
    Kishin Corp.......................................................  5,120     21,489
    KISWIRE, Ltd......................................................  2,160     62,316
    Kiwoom Securities Co., Ltd........................................  1,524     79,983
    Kolon Corp........................................................    691     13,350
    Kolon Global Corp.................................................  5,710     21,259
    Kolon Industries, Inc.............................................  3,274    191,858
    Korea Airport Service Co., Ltd....................................    360      8,312
   *Korea Electric Power Corp. Sponsored ADR..........................  7,600     83,980
    Korea Electric Terminal Co., Ltd..................................  1,750     33,317
   *Korea Exchange Bank............................................... 48,014    354,479
    Korea Gas Corp....................................................  3,277    128,258
    Korea Investment Holdings Co., Ltd................................  7,560    229,327
    Korea Life Insurance Co., Ltd..................................... 31,047    178,290
   *Korea Line Corp...................................................    321      1,452
    Korea Petrochemical Industrial Co., Ltd...........................    322     19,141
    Korea Reinsurance Co., Ltd........................................ 13,061    112,361
    Korea Zinc Co., Ltd...............................................    844    284,646
   *Korean Air Co., Ltd...............................................  5,532    234,712
    KP Chemical Corp.................................................. 11,940    126,576

                                     1174

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
    KT Corp. Sponsored ADR............................................   5,400 $   76,950
    KT&G Corp.........................................................  10,257    755,596
   *KTB Investment & Securities Co., Ltd..............................  12,690     20,810
    Kukdo Chemical Co., Ltd...........................................     740     29,071
   *Kumho Industrial Co., Ltd.........................................     962      4,647
    Kumho Petro chemical Co., Ltd.....................................     931    100,220
   *Kumho Tire Co., Inc...............................................   3,913     51,031
    Kwang Dong Pharmaceutical Co., Ltd................................  15,340     56,154
    Kyeryong Construction Industrial Co., Ltd.........................      70        584
    Kyobo Securities Co., Ltd.........................................   5,430     22,537
    LG Chemical, Ltd..................................................     757    207,725
    LG Corp...........................................................  10,961    562,022
   *LG Display Co., Ltd. ADR..........................................  83,785    895,662
    LG Electronics, Inc...............................................  11,123    608,074
    LG Fashion Corp...................................................   2,740     64,984
    LG Hausys, Ltd....................................................   1,425     76,308
    LG Household & Healthcare Co., Ltd................................     408    210,333
   *LG Innotek Co., Ltd...............................................   1,801    139,395
    LG International Corp.............................................   4,010    131,676
   *LG Life Sciences, Ltd.............................................   1,620     50,647
    LG Uplus Corp.....................................................  41,370    240,065
    LIG Insurance Co., Ltd............................................   5,980    115,570
    Lotte Chilsung Beverage Co., Ltd..................................     133    153,410
   *Lotte Confectionary Co., Ltd......................................     143    198,843
    Lotte Midopa Co., Ltd.............................................   3,520     40,201
   *Lotte Non-Life Insurance Co., Ltd.................................   1,660      6,860
    Lotte Samkang Co., Ltd............................................      89     39,836
    Lotte Shopping Co., Ltd...........................................   1,204    307,739
    LS Corp...........................................................   3,205    250,044
    LS Industrial Systems Co., Ltd....................................   1,605     92,558
    Macquarie Korea Infrastructure Fund...............................  37,894    206,333
   *Mando Corp........................................................     987    141,617
   *Meritz Financial Holdings Co., Ltd................................   3,387      7,275
    Meritz Fire Marine Insurance Co., Ltd.............................   7,692     68,928
    Meritz Securities Co., Ltd........................................  69,570     53,244
    Mirae Asset Securities Co., Ltd...................................   4,186    108,491
    Moorim P&P Co., Ltd...............................................   2,250      6,888
    Moorim Paper Co., Ltd.............................................   1,240      2,731
    Motonic Corp......................................................   2,210     13,803
    Namhae Chemical Corp..............................................   3,350     26,653
    NCsoft Corp.......................................................     850    167,038
    Nexen Corp........................................................     310     17,176
    NH Investment & Securities Co., Ltd...............................   9,052     39,114
    NHN Corp..........................................................     973    235,805
    NICE Holdings Co., Ltd............................................      10        427
    NICE Information Service Co., Ltd.................................      65        229
    NK Co., Ltd.......................................................   1,680      5,496
    Nong Shim Holdings Co., Ltd.......................................     792     35,586
    NongShim Co., Ltd.................................................     643    125,312
    OCI Co., Ltd......................................................   1,126    198,105
    Orion Corp........................................................     486    384,422
    Ottogi Corp.......................................................     244     35,613
    Poongsan Corp.....................................................   3,720     98,709
    Poongsan Holdings Corp............................................     690     13,572
    POSCO ADR.........................................................  15,744  1,252,120
    Pusan City Gas Co., Ltd...........................................     930     15,760
   *RNL BIO Co., Ltd..................................................  11,210     38,767
    S&T Dynamics Co., Ltd.............................................   3,180     37,022
    S&T Motiv Co., Ltd................................................   2,830     48,860
   *S1 Corp...........................................................   1,719     87,514
   *Saehan Industries, Inc............................................ 104,600     64,066

                                     1175

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------    -------
SOUTH KOREA -- (Continued)
    Saeron Automotive Corp............................................  3,700 $   15,198
    Sajo Industries Co., Ltd..........................................    870     41,624
    Samchully Co., Ltd................................................    607     47,334
    SamkwangGlass Co., Ltd............................................    530     23,889
    Samsung C&T Corp.................................................. 10,751    606,710
    Samsung Electro-Mechanics Co., Ltd................................  7,133    662,139
    Samsung Electronics Co., Ltd......................................  4,072  4,680,851
    Samsung Electronics Co., Ltd. GDR.................................    684    392,818
    Samsung Engineering Co., Ltd......................................    662    105,976
    Samsung Fine Chemicals Co., Ltd...................................  3,638    198,045
    Samsung Fire & Marine Insurance, Ltd..............................  2,123    397,059
    Samsung Heavy Industries Co., Ltd................................. 21,100    721,500
    Samsung Life Insurance Co., Ltd...................................  2,355    192,671
    Samsung SDI Co., Ltd..............................................  6,703    837,486
    Samsung Securities Co., Ltd.......................................  8,372    355,107
    Samsung Techwin Co., Ltd..........................................  3,840    245,807
    Samyang Foods Co., Ltd............................................    870     16,502
    Samyang Holdings Corp.............................................  1,808     85,799
    SBS Media Holdings Co., Ltd....................................... 17,020     70,291
    Seah Besteel Corp.................................................  1,820     52,865
    SeAH Holdings Corp................................................    341     29,636
    SeAH Steel Corp...................................................    470     35,333
    Sebang Co., Ltd...................................................  2,650     34,796
    Sejong Industrial Co., Ltd........................................  1,520     16,299
    Seowon Co., Ltd................................................... 17,130     43,866
   *Sewon Cellontech Co., Ltd.........................................  9,690     27,000
    Shinhan Financial Group Co., Ltd..................................  4,510    143,050
    Shinhan Financial Group Co., Ltd. ADR............................. 10,048    638,550
    Shinsegae Co., Ltd................................................  1,263    232,045
   *Shinsung Solar Energy Co., Ltd....................................  5,880     13,520
    Sindoh Co., Ltd...................................................    590     34,370
    SK C&C Co., Ltd...................................................    410     36,058
    SK Chemicals Co., Ltd.............................................  2,560    131,718
    SK Gas Co., Ltd...................................................    560     38,484
    SK Holdings Co., Ltd..............................................  5,154    699,871
   *SK Hynix, Inc..................................................... 18,450    350,475
    SK Innovation Co., Ltd............................................  3,478    472,661
    SK Networks Co., Ltd.............................................. 22,980    179,496
    SK Securities Co., Ltd............................................ 27,790     28,080
    SK Telecom Co., Ltd...............................................    191     24,271
    SK Telecom Co., Ltd. ADR..........................................  6,000     83,220
    SKC Co., Ltd......................................................  3,450    134,963
    SL Corp...........................................................  1,730     27,462
    S-Oil Corp........................................................  1,188     99,983
    Songwon Industrial Co., Ltd.......................................  2,850     23,010
   *Ssangyong Cement Industrial Co., Ltd..............................  4,260     15,179
   #STX Corp..........................................................  8,910     73,039
    STX Engine Co., Ltd...............................................  4,720     42,471
    STX Offshore & Shipbuilding Co., Ltd.............................. 10,280     90,262
    STX Pan Ocean Co., Ltd............................................ 17,890     61,411
   *Sung Jin Geotec Co., Ltd..........................................  2,900     25,788
    TaeKwang Industrial Co., Ltd......................................     85     60,280
    Taeyoung Engineering & Construction Co., Ltd...................... 14,580     63,211
   *Taihan Electric Wire Co., Ltd..................................... 37,166     62,667
    Tongyang Life Insurance...........................................  5,320     51,067
    Unid Co., Ltd.....................................................  1,490     43,341
    Woongjin Coway Co., Ltd...........................................  2,960     92,371
   *Woongjin Holdings Co., Ltd........................................  8,620     37,102
    Woongjin Thinkbig Co., Ltd........................................  2,400     17,123
    Woori Finance Holdings Co., Ltd................................... 36,260    353,156
    Woori Finance Holdings Co., Ltd. ADR..............................  1,200     35,472

                                     1176

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SOUTH KOREA -- (Continued)
    Woori Financial Co., Ltd..........................................   1,623 $    22,327
   *Woori Investment & Securities Co., Ltd............................  26,357     250,709
    Youlchon Chemical Co., Ltd........................................   1,990      14,184
    Young Poong Corp..................................................     198     154,486
    Youngone Corp.....................................................   8,136     203,600
    Youngone Holdings Co., Ltd........................................   2,034     107,672
    Yuhan Corp........................................................   1,428     156,184
                                                                               -----------
TOTAL SOUTH KOREA.....................................................          44,662,967
                                                                               -----------
SPAIN -- (1.4%)
    Abengoa SA........................................................   5,851      77,492
    Abertis Infraestructuras SA.......................................  21,907     270,402
    Acciona SA........................................................   6,440     280,169
    Acerinox SA.......................................................  18,950     188,566
    ACS, Actividades de Construccion y Servicios, SA (B01FLQ6)........   6,512     102,664
   *ACS, Actividades de Construccion y Servicios, SA (B8GN2R9)........     465       7,352
    Adveo Group International SA......................................     983      10,752
   *Almirall SA.......................................................   8,993      69,441
    Amadeus IT Holding SA.............................................   9,188     198,394
    Antena 3 de Television SA.........................................   7,602      28,325
    Banco Bilbao Vizcaya Argentaria SA................................ 196,941   1,283,899
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.................. 154,917     999,215
   #Banco de Sabadell SA.............................................. 455,489     867,374
    Banco Espanol de Credito SA.......................................  17,202      45,100
   #Banco Popular Espanol SA.......................................... 238,797     448,086
    Banco Santander SA................................................ 444,394   2,690,758
    Banco Santander SA Sponsored ADR.................................. 165,419     985,897
   #Bankinter SA......................................................  49,463     159,429
   *Baron de Ley SA...................................................     336      16,385
    Bolsas y Mercados Espanoles SA....................................   8,287     162,280
   #CaixaBank SA...................................................... 100,230     327,413
  #*Caja de Ahorros del Mediterraneo SA...............................   4,397          --
    Campofrio Food Group SA...........................................   6,611      47,544
   *Cementos Portland Valderrivas SA..................................   1,311       6,273
    Cie Automotive SA.................................................   3,451      23,134
   *Codere SA.........................................................     996       3,918
    Construcciones y Auxiliar de Ferrocarriles SA.....................     239     107,073
   *Deoleo SA.........................................................  66,549      25,738
   *Distribuidora Internacional de Alimentacion SA....................  23,216     114,645
    Duro Felguera SA..................................................  12,115      66,705
    Ebro Foods SA.....................................................  11,441     179,478
    Elecnor SA........................................................   4,850      54,316
    Enagas SA.........................................................  16,519     286,099
    Ence Energia y Celulosa SA........................................  31,002      64,614
   *Ercros SA.........................................................   9,438       4,867
    Faes Farma SA.....................................................  16,729      28,155
    Ferrovial SA......................................................  36,757     399,276
    Fluidra SA........................................................   1,871       4,713
    Fomento de Construcciones y Contratas SA..........................  10,406     105,760
    Gamesa Corp Tecnologica SA........................................  52,043      78,381
    Gas Natural SDG SA................................................  33,472     412,140
   *Grifols SA........................................................  11,550     358,997
    Grupo Catalana Occidente SA.......................................   7,994      97,992
    Iberdrola SA...................................................... 296,864   1,075,252
    Indra Sistemas SA.................................................  12,587     111,341
    Industria de Diseno Textil SA.....................................   2,944     302,997
   *Jazztel P.L.C.....................................................  24,797     127,568
   *La Seda de Barcelona SA...........................................   1,213       1,060
    Mapfre SA.........................................................  69,123     125,688
    Mediaset Espana Comunicacion SA...................................  31,136     155,142
    Melia Hotels International SA.....................................   8,798      49,681

                                     1177

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CONTINUED


                                                                       SHARES     VALUE++
                                                                       ------     -------
SPAIN -- (Continued)
    Miquel y Costas & Miquel SA.......................................  1,408 $    35,992
   *NH Hoteles SA..................................................... 15,900      39,725
    Obrascon Huarte Lain SA...........................................  8,818     172,971
    Papeles y Cartones de Europa SA...................................  9,942      21,535
    Pescanova SA......................................................  1,666      28,614
   *Promotora de Informaciones SA Series A............................ 27,006      11,750
    Prosegur Cia de Seguridad SA......................................  8,760      40,222
   *Realia Business SA................................................ 20,311      10,071
    Red Electrica Corporacion SA...................................... 10,638     421,221
    Repsol SA.........................................................  1,675      26,695
    Repsol SA Sponsored ADR........................................... 40,373     646,372
   *Sacyr Vallehermoso SA............................................. 27,469      43,705
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA.... 12,656      10,243
    Tecnicas Reunidas SA..............................................  1,387      58,417
    Telecomunicaciones y Energia SA................................... 11,185      18,410
    Telefonica SA..................................................... 32,531     369,009
    Telefonica SA Sponsored ADR....................................... 43,078     488,935
   *Tubacex SA........................................................ 17,942      33,890
    Tubos Reunidos SA................................................. 18,902      35,947
    Vidrala SA........................................................  2,769      66,029
    Viscofan SA.......................................................  6,063     277,674
   *Vocento SA........................................................  1,129       1,708
   *Vueling Airlines SA...............................................  3,373      17,873
    Zardoya Otis SA (5770900).........................................  5,780      64,323
   *Zardoya Otis SA (B71CW85).........................................    289       3,218
   *Zeltia SA......................................................... 14,916      22,649
                                                                              -----------
TOTAL SPAIN...........................................................         16,605,138
                                                                              -----------
SWEDEN -- (2.4%)
    Aarhuskarlshamn AB................................................  4,405     143,199
    Acando AB......................................................... 11,914      24,068
   *Active Biotech AB.................................................  2,646      19,098
    AddTech AB Series B...............................................    777      20,184
    AF AB Series B....................................................  5,629     107,463
    Alfa Laval AB..................................................... 12,025     207,936
   *Alliance Oil Co., Ltd. SDR........................................  1,926      17,897
   *Angler Gaming P.L.C...............................................  1,645         532
    Assa Abloy AB Series B............................................ 10,729     324,371
    Atlas Copco AB Series A...........................................  5,196     116,350
    Atlas Copco AB Series B...........................................  4,000      79,885
   *Atrium Ljungberg AB Series B......................................  1,041      12,559
    Avanza Bank Holding AB............................................  1,371      26,269
    Axfood AB.........................................................  2,200      77,857
    Axis Communications AB............................................  3,800      97,236
    B&B Tools AB Series B.............................................  4,520      34,619
    BE Group AB.......................................................  6,980      17,601
    Beijer Alma AB....................................................  2,354      42,301
   *Betsson AB........................................................  1,645      47,517
    Bilia AB Series A.................................................  3,378      39,842
    Billerud AB....................................................... 17,197     153,069
    BioGaia AB Series B...............................................  1,910      49,529
   *Bjoern Borg AB....................................................  4,436      22,732
    Boliden AB........................................................ 63,066     956,168
    Bure Equity AB.................................................... 19,879      64,882
    Castellum AB...................................................... 19,419     260,152
   *CDON Group AB.....................................................  5,064      30,067
    Clas Ohlson AB Series B...........................................  4,200      63,614
    Concentric AB..................................................... 13,233      95,018
    Duni AB...........................................................  6,289      48,695
    Electrolux AB Series B............................................ 43,531     984,634
    Elekta AB Series B................................................  6,495     301,508

                                     1178

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SWEDEN -- (Continued)
   *Enea AB...........................................................     846 $    5,156
  #*Eniro AB..........................................................  20,661     24,377
    Fabege AB.........................................................  16,897    146,172
   *Fastighets AB Balder Series B.....................................   6,448     29,619
    G & L Beijer AB Series B..........................................   2,908     44,000
    Getinge AB Series B...............................................  20,538    587,222
    Gunnebo AB........................................................  11,036     46,627
    Hakon Invest AB...................................................   9,006    142,135
    Haldex AB.........................................................  13,233     57,650
    Hennes & Mauritz AB Series B......................................   8,686    320,654
    Hexagon AB Series B...............................................  43,051    819,726
    Hexpol AB.........................................................   5,500    195,136
   *HIQ International AB..............................................  11,814     62,087
    Hoganas AB Series B...............................................   5,724    184,177
    Holmen AB Series B................................................  11,885    318,526
    Hufvudstaden AB Series A..........................................   6,318     76,755
    Husqvarna AB Series A.............................................  20,121    101,652
    Husqvarna AB Series B.............................................  91,296    465,553
    Industrial & Financial Systems AB Series B........................   3,666     60,825
    Indutrade AB......................................................   2,112     56,883
    Intrum Justitia AB................................................   8,534    118,571
    JM AB.............................................................  15,733    297,538
   *KappAhl AB........................................................   6,690      5,544
    Klovern AB........................................................   9,524     34,191
    KNOW IT AB........................................................   4,124     31,876
    Kungsleden AB.....................................................  17,739    101,367
    Lagercrantz Group AB Series B.....................................   3,024     25,644
    Lindab International AB...........................................  12,057     74,036
    Loomis AB Series B................................................  13,853    174,469
   *Lundin Petroleum AB...............................................  30,814    651,877
    Meda AB Series A..................................................  53,802    508,070
   *Medivir AB Series B...............................................   2,073     20,192
    Mekonomen AB......................................................   1,187     33,908
   *Micronic Mydata AB................................................  28,090     53,100
    Millicom International Cellular SA SDR............................   1,369    123,758
    Modern Times Group AB Series B....................................   5,064    231,671
    NCC AB Series A...................................................   1,248     23,600
    NCC AB Series B...................................................  16,479    308,557
    Nederman Holding AB...............................................      53        894
   *Net Entertainment NE AB...........................................     526      5,948
   *Net Insight AB Series B...........................................  22,728      5,674
    New Wave Group AB Series B........................................   9,099     36,214
    NIBE Industrier AB Series B.......................................  13,159    179,980
   *Nobia AB..........................................................  40,048    143,790
    Nolato AB Series B................................................   3,860     39,502
    Nordea Bank AB.................................................... 182,805  1,702,260
    Nordnet AB Series B...............................................  16,211     45,668
   *Orexo AB..........................................................   6,590     40,348
    Oriflame Cosmetics SA SDR.........................................   2,373     88,363
   *PA Resources AB................................................... 142,049     23,909
    Peab AB Series B..................................................  35,555    166,537
    Pricer AB Series B................................................  33,823     61,770
    Proffice AB Series B..............................................  13,012     41,044
    Ratos AB Series B.................................................  33,177    343,186
   *Rederi AB Transatlantic...........................................   7,086      7,174
   *Rezidor Hotel Group AB............................................  15,502     52,064
   *rnb Retail & Brands AB............................................   1,569        564
    Rottneros AB......................................................   4,870      1,379
    Saab AB Series B..................................................   8,211    137,045
    Sagax AB..........................................................      56      1,457
    Sandvik AB........................................................  18,868    261,619

                                     1179

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SWEDEN -- (Continued)
   *SAS AB............................................................  28,292 $    24,894
    Scania AB Series B................................................  11,384     195,719
   *Securitas AB Series B.............................................  38,226     310,234
    Skandinaviska Enskilda Banken AB Series A......................... 183,321   1,343,781
    Skanska AB Series B...............................................  72,846   1,098,147
    SKF AB Series A...................................................   1,000      20,773
    SKF AB Series B...................................................  13,322     274,759
    Skistar AB........................................................   3,440      38,668
    SSAB AB Series A..................................................  35,883     293,911
    SSAB AB Series B..................................................  16,978     122,007
    Svenska Cellulosa AB Series A.....................................   8,697     147,450
    Svenska Cellulosa AB Series B.....................................  79,422   1,348,721
    Svenska Handelsbanken AB Series A.................................  36,011   1,248,652
    Svenska Handelsbanken AB Series B.................................     412      13,789
    Sweco AB Series B.................................................   3,342      37,284
    Swedbank AB Series A..............................................  71,036   1,234,682
    Swedish Match AB..................................................  12,943     544,678
   *Swedish Orphan Biovitrum AB.......................................  30,705     106,775
    Systemair AB......................................................     682       8,066
    Tele2 AB Series B.................................................  19,176     316,932
    Telefonaktiebolaget LM Ericsson AB Series A.......................  12,842     119,055
    Telefonaktiebolaget LM Ericsson AB Series B.......................  86,525     803,456
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................  90,500     837,125
    TeliaSonera AB.................................................... 125,141     827,066
   *TradeDoubler AB...................................................  13,109      28,843
    Trelleborg AB Series B............................................  49,316     507,156
    Unibet Group P.L.C. SDR...........................................   5,257     128,481
    Vitrolife AB......................................................   4,005      31,394
    Volvo AB Series A.................................................  24,295     300,195
    Volvo AB Series B.................................................  66,854     822,604
    Volvo AB Sponsored ADR............................................   1,200      14,760
    Wallenstam AB Series B............................................  11,309     121,044
    Wihlborgs Fastigheter AB..........................................   7,576     109,753
                                                                               -----------
TOTAL SWEDEN..........................................................          27,816,996
                                                                               -----------
SWITZERLAND -- (4.4%)
   *ABB, Ltd..........................................................  40,756     708,602
    ABB, Ltd. Sponsored ADR...........................................  45,714     793,138
    Acino Holding AG..................................................     904     103,123
    Actelion, Ltd.....................................................   8,086     368,754
    Adecco SA.........................................................  23,752   1,041,202
   *AFG Arbonia-Forster Holding AG....................................   3,805      64,227
    Allreal Holding AG................................................   3,320     482,688
    Alpiq Holding AG..................................................     456      61,628
    AMS AG............................................................   2,572     208,948
    Aryzta AG.........................................................  18,616     924,062
    Ascom Holding AG..................................................   5,432      39,881
   *Autoneum Holding AG...............................................     562      25,395
    Bachem Holdings AG................................................     894      32,540
    Baloise Holding AG................................................  10,854     716,193
    Bank Coop AG......................................................   2,054     120,394
   *Bank Sarasin & Cie AG Series B....................................   6,675     183,657
    Banque Cantonale de Geneve SA.....................................      65      13,651
    Banque Cantonale Vaudoise AG......................................     603     307,478
    Banque Privee Edmond de Rothschild SA.............................       1      17,749
    Barry Callebaut AG................................................     251     226,551
   *Basilea Pharmaceutica AG..........................................   1,544      77,801
   #Basler Kantonalbank AG............................................   1,030     112,861
    Belimo Holdings AG................................................      41      71,490
    Bell AG...........................................................      22      42,753
    Berner Kantonalbank AG............................................     821     208,710

                                     1180

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
    BKW AG............................................................  1,385 $   42,095
   *Bobst Group AG....................................................  1,063     29,341
    Bossard Holding AG................................................    419     49,584
    Bucher Industries AG..............................................  1,455    248,464
    Burckhardt Compression Holding AG.................................    583    148,856
    Burkhalter Holding AG.............................................     21      5,930
    Carlo Gavazzi Holding AG..........................................     41      8,567
    Centralschweizerische Kraftwerke AG...............................     92     30,659
   *Charles Voegele Holding AG........................................  1,422     22,539
   *Cicor Technologies................................................      6        181
    Cie Financiere Tradition SA.......................................    455     25,670
    Clariant AG....................................................... 53,346    563,011
    Coltene Holding AG................................................    641     19,025
    Compagnie Financiere Richemont SA Series A........................ 25,724  1,455,490
    Conzzeta AG.......................................................     35     63,552
    Credit Suisse Group AG............................................ 65,488  1,114,942
    Credit Suisse Group AG Sponsored ADR.............................. 39,081    666,722
    Daetwyler Holding AG..............................................  1,861    135,090
   *Dufry AG..........................................................  2,531    308,179
    EFG International AG.............................................. 10,102     69,306
    Emmi AG...........................................................    576    118,969
    EMS-Chemie Holding AG.............................................    886    174,194
    Energiedienst Holding AG..........................................  1,196     56,504
    Flughafen Zuerich AG..............................................    783    282,412
    Forbo Holding AG..................................................    395    225,864
    Galenica Holding AG...............................................    555    319,998
   *GAM Holding AG.................................................... 40,017    441,128
    Gategroup Holding AG..............................................  6,127    177,039
    Geberit AG........................................................  1,952    382,686
    George Fisher AG..................................................    801    277,549
    Givaudan SA.......................................................    993    965,057
    Gurit Holding AG..................................................     86     36,910
    Helvetia Holding AG...............................................  1,167    361,027
    Holcim, Ltd....................................................... 29,548  1,738,849
    Huber & Suhner AG.................................................    943     38,366
    Implenia AG.......................................................  3,047     96,617
    Inficon Holding AG................................................    242     47,198
    Interroll Holding AG..............................................    127     43,279
    Intershop Holding AG..............................................    120     40,058
    Julius Baer Group, Ltd............................................ 43,614  1,557,883
    Kaba Holding AG...................................................    336    123,030
   *Kardex AG.........................................................  1,417     26,145
    Komax Holding AG..................................................    777     57,482
    Kudelski SA.......................................................  6,080     50,413
    Kuehne & Nagel International AG...................................  3,286    373,404
   *Kuoni Reisen Holding AG Series B..................................    743    195,580
    LEM Holding SA....................................................     41     20,907
   *Liechtensteinische Landesbank AG..................................  1,577     48,578
    Lindt & Spruengli AG..............................................      5    178,956
  #*Logitech International SA (B18ZRK2)............................... 30,755    272,261
  #*Logitech International SA (H50430232).............................  5,400     47,304
    Lonza Group AG.................................................... 10,286    463,940
    Luzerner Kantonalbank AG..........................................    591    196,056
    Metall Zug AG.....................................................     36     80,317
  #*Meyer Burger Technology AG........................................  7,425     97,619
    Micronas Semiconductor Holding AG.................................  6,211     62,966
    Mobilezone Holding AG.............................................  4,831     48,727
    Mobimo Holding AG.................................................  1,589    366,751
   *Myriad Group AG...................................................  5,598     16,164
    Nestle SA......................................................... 87,940  5,402,702
    Nobel Biocare Holding AG..........................................  8,211     75,613

                                     1181

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    Novartis AG.......................................................   7,309 $   429,178
    Novartis AG ADR...................................................  95,673   5,608,351
   *OC Oerlikon Corp. AG..............................................  32,500     264,822
    Orascom Development Holding AG....................................     290       4,056
    Orell Fuessli Holding AG..........................................     152      15,568
    Panalpina Welttransport Holding AG................................   1,841     176,588
    Partners Group Holding AG.........................................     599     109,272
    Phoenix Mecano AG.................................................     126      62,829
    PSP Swiss Property AG.............................................   2,990     268,444
    PubliGroupe SA....................................................     265      36,941
    Rieters Holdings AG...............................................     562      74,136
    Roche Holding AG Bearer...........................................     424      77,686
    Roche Holding AG Genusschein......................................   9,111   1,613,336
    Romande Energie Holding SA........................................      45      48,741
    Schaffner Holding AG..............................................     144      30,587
    Schindler Holding AG..............................................   1,376     161,194
    Schmolz & Bickenbach AG...........................................   8,101      34,688
    Schweiter Technologies AG.........................................     241     117,000
    Schweizerische National-Versicherungs-Gesellschaft AG.............   3,184     116,267
    SGS SA............................................................     180     359,584
   *Siegfried Holding AG..............................................     382      44,301
    Sika AG...........................................................     335     624,858
    Sonova Holding AG.................................................   2,200     207,682
    St. Galler Kantonalbank AG........................................     521     178,952
    Straumann Holding AG..............................................     472      63,345
    Sulzer AG.........................................................   3,856     497,326
    Swatch Group AG (The).............................................   3,316   1,314,587
    Swatch Group AG Registered Shares (The)...........................   2,528     176,128
    Swiss Life Holding AG.............................................   6,232     594,535
    Swiss Re, Ltd.....................................................  43,188   2,703,507
    Swisscom AG.......................................................     798     319,239
    Swisslog Holding AG...............................................  50,481      46,903
    Swissquote Group Holding SA.......................................   1,451      39,437
    Syngenta AG ADR...................................................   9,600     653,184
    Tamedia AG........................................................     419      42,115
    Tecan Group AG....................................................   1,806     125,493
   *Temenos Group AG..................................................   5,881      77,797
   *Tornos Holding AG.................................................   1,468      11,402
    U-Blox AG.........................................................     616      25,853
    UBS AG............................................................ 111,699   1,175,076
   #UBS AG ADR........................................................ 128,000   1,356,800
    Valiant Holding AG................................................   3,123     271,227
    Valora Holding AG.................................................     569      96,302
    Vaudoise Assurances Holding SA....................................     195      54,370
    Verwaltungs und Privat-Bank AG....................................     749      54,829
    Vetropack Holding AG..............................................      45      80,524
   *Von Roll Holding AG...............................................  14,867      30,073
    Vontobel Holdings AG..............................................   5,361     117,846
    VZ Holding AG.....................................................     188      16,548
    WMH Walter Meier Holding AG.......................................      61      13,602
    Ypsomed Holdings AG...............................................     537      28,420
    Zehnder Group AG..................................................   2,160     128,016
   *Zueblin Immobilien Holding AG.....................................   4,474      15,063
   *Zug Estates Holding AG Class B....................................      36      47,936
    Zuger Kantonalbank AG.............................................      25     125,181
    Zurich Insurance Group AG.........................................  12,657   2,809,126
                                                                               -----------
TOTAL SWITZERLAND.....................................................          51,324,032
                                                                               -----------
TAIWAN -- (3.0%)
   *A.G.V. Products Corp..............................................  84,969      29,468
   *Ability Enterprise Co., Ltd.......................................  73,530      68,489

                                     1182

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CONTINUED


                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
    AcBel Polytech, Inc...............................................   108,540 $ 61,482
    Accton Technology Corp............................................   113,929   60,313
   #Acer, Inc.........................................................   428,810  390,284
    Action Electronics Co., Ltd.......................................    61,921   14,332
   #Advanced Semiconductor Engineering, Inc...........................    73,380   56,407
   *Advanced Semiconductor Engineering, Inc. ADR......................    32,288  123,017
   *Advancetek Enterprise Co., Ltd....................................    36,000   31,309
    Advantech Co., Ltd................................................    28,600  100,979
    ALI Corp..........................................................    33,000   36,070
    Allis Electric Co., Ltd...........................................     8,000    2,173
   #Alpha Networks, Inc...............................................    70,000   47,403
    Altek Corp........................................................    79,498   44,130
   #Ambassador Hotel (The)............................................    55,000   53,912
    AmTRAN Technology Co., Ltd........................................   134,823  103,604
    APCB, Inc.........................................................     9,000    5,693
    Apex Biotechnology Corp...........................................     9,000   23,601
  #*Arima Communications Corp.........................................    57,000   25,570
   #Asia Cement Corp..................................................   238,920  301,354
   *Asia Optical Co., Inc.............................................    41,000   41,026
    Asia Polymer Corp.................................................    82,500   98,208
    Asia Vital Components Co., Ltd....................................    40,060   20,384
   #Asustek Computer, Inc.............................................    36,502  335,616
   #AU Optronics Corp.................................................   557,980  169,672
    AU Optronics Corp. Sponsored ADR..................................    21,622   64,650
    Audix Corp........................................................    16,000   12,964
    AV Tech Corp......................................................    12,000   35,131
   *Avermedia Technologies, Inc.......................................    25,000   15,041
    Avision, Inc......................................................    15,000    4,616
    Bank of Kaohsiung.................................................    55,750   16,108
   *Basso Industry Corp., Ltd.........................................     2,000    1,392
    BES Engineering Corp..............................................   238,000   52,803
   *Bright Led Electronics Corp.......................................    22,000   11,883
    C Sun Manufacturing, Ltd..........................................    26,000   16,411
   #Capital Securities Corp...........................................   303,448  102,165
    Career Technology (MFG.) Co., Ltd.................................    32,000   44,446
   *Carnival Industrial Corp..........................................    28,000   10,123
   #Catcher Technology Co., Ltd.......................................    37,360  178,464
  #*Cathay Financial Holdings Co., Ltd................................   253,111  248,354
    Cathay Real Estate Development Co., Ltd...........................   223,000   89,078
    Central Reinsurance Co., Ltd......................................    28,000   11,991
    Champion Building Materials Co., Ltd..............................    74,526   26,395
   #Chang Hwa Commercial Bank.........................................   698,730  375,856
    Charoen Pokphand Enterprises Co., Ltd.............................    64,000   31,177
    Cheng Loong Corp..................................................   165,360   58,971
    Cheng Shin Rubber Industry Co., Ltd...............................    74,250  196,362
   #Cheng Uei Precision Industry Co., Ltd.............................    63,051  114,157
    Chenming Mold Industrial Corp.....................................    20,000   16,622
    Chia Hsin Cement Corp.............................................    68,289   30,664
    Chicony Electronics Co., Ltd......................................    67,345  129,189
    Chien Kuo Construction Co., Ltd...................................    75,250   34,395
  #*Chimei Innolux Corp...............................................   548,478  172,788
    China Airlines, Ltd...............................................   492,019  203,801
    China Chemical & Pharmaceutical Co., Ltd..........................    99,000   60,352
    China Development Financial Holding Corp.......................... 1,324,573  307,552
    China Ecotek Corp.................................................    11,000   22,988
    China Electric Manufacturing Corp.................................    48,000   29,645
   *China General Plastics Corp.......................................    57,000   21,985
    China Glaze Co., Ltd..............................................    29,599   13,459
   #China Life Insurance Co., Ltd.....................................   221,118  212,761
   *China Manmade Fiber Co., Ltd......................................   290,000   96,680
    China Metal Products Co., Ltd.....................................   100,242   57,284

                                     1183

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CONTINUED


                                                                        SHARES  VALUE++
                                                                        ------  -------
TAIWAN -- (Continued)
  #*China Motor Corp.................................................. 110,000 $ 93,222
    China Petrochemical Development Corp.............................. 273,218  223,068
    China Steel Chemical Corp.........................................   8,000   34,790
   #China Steel Corp.................................................. 435,571  386,154
    China Steel Structure Co., Ltd....................................  24,000   22,840
    China Synthetic Rubber Corp.......................................  64,224   59,478
   *China Wire & Cable Co., Ltd.......................................  61,000   16,227
   #Chinatrust Financial Holdings Co., Ltd............................ 805,808  478,171
    Chinese Maritime Transport, Ltd...................................  15,000   17,082
    Chin-Poon Industrial Co., Ltd..................................... 126,126  136,916
   *Chipbond Technology Corp..........................................  40,000   49,912
    Chong Hong Construction Co........................................  24,625   49,462
    Chroma Ate, Inc...................................................  20,560   45,524
   *Chun Yuan Steel Industrial Co., Ltd...............................  53,500   20,766
    Chung Hung Steel Corp............................................. 163,212   40,508
    Chung Hwa Pulp Corp...............................................  50,470   15,321
    Chung-Hsin Electric & Machinery Manufacturing Corp................  81,000   45,705
   *Chunghwa Telecom Co., Ltd.........................................  32,727   97,669
    Chunghwa Telecom Co., Ltd. ADR....................................   1,520   45,098
   *Chungwa Picture Tubes Co., Ltd.................................... 951,656   27,784
    Clevo Co., Ltd....................................................  42,017   54,872
   *CMC Magnetics Corp................................................ 460,000   72,024
    Collins Co., Ltd..................................................  54,802   22,338
    Compal Communications, Inc........................................  38,000   34,754
    Compal Electronics, Inc........................................... 418,747  390,089
    Compeq Manufacturing Co., Ltd..................................... 172,000   72,405
    Continental Holdings Corp......................................... 124,000   42,581
    Coxon Precise Industrial Co., Ltd.................................  12,000   16,310
   *CSBC Corp. Taiwan.................................................  59,740   43,040
    CTCI Corp.........................................................  46,444   86,104
    Cyberlink Corp....................................................  11,203   31,969
    Cybertan Technology, Inc..........................................  42,424   29,214
    Da Cin Construction Co., Ltd......................................  36,000   20,866
    Darfon Electronics Corp...........................................  51,000   35,382
    Delpha Construction Co., Ltd......................................  52,275   15,572
    Delta Electronics, Inc............................................  45,320  152,077
    Depo Auto Parts Industrial Co., Ltd...............................  32,000   68,026
    D-Link Corp.......................................................  93,062   55,884
    Dynamic Electronics Co., Ltd......................................  66,521   19,335
    E.Sun Financial Holding Co., Ltd.................................. 766,696  416,286
   *Eastern Media International Corp..................................  70,000    7,664
    Eclat Textile Co., Ltd............................................  28,620   76,699
    Elan Microelectronics Corp........................................  27,000   43,487
    Elite Material Co., Ltd...........................................  59,162   54,051
   *Elite Semiconductor Memory Technology, Inc........................  34,000   26,262
   *Elitegroup Computer Systems Co., Ltd.............................. 205,000   80,519
    Entie Commercial Bank.............................................  84,000   36,325
   #Epistar Corp...................................................... 114,169  211,295
    Eternal Chemical Co., Ltd......................................... 116,140   87,594
    Eva Airways Corp.................................................. 257,380  149,822
    Evergreen International Storage & Transport Corp..................  85,000   45,572
    Evergreen Marine Corp., Ltd....................................... 291,399  159,013
   *Everlight Chemical Industrial Corp................................  40,740   23,525
  #*Everlight Electronics Co., Ltd....................................  66,225  103,021
   *Everspring Industry Co., Ltd......................................  16,000    3,880
   *Excelsior Medical Co., Ltd........................................  13,793   27,483
   #Far Eastern Department Stores Co., Ltd............................ 123,827  129,533
    Far Eastern International Bank.................................... 252,558   99,316
    Far Eastern New Century Corp...................................... 264,007  293,882
    Far EasTone Telecommunications Co., Ltd........................... 116,000  290,895
    Faraday Technology Corp...........................................  29,395   39,624

                                     1184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd................................    49,000 $ 78,745
    Federal Corp......................................................   147,840   71,905
    Feng Hsin Iron & Steel Co., Ltd...................................    29,000   45,952
   *Feng Tay Enterprise Co., Ltd......................................    36,029   34,846
    First Copper Technology Co., Ltd..................................    49,000   11,417
   #First Financial Holding Co., Ltd..................................   580,938  351,316
    First Hotel.......................................................    44,280   28,465
    First Insurance Co., Ltd..........................................    35,000   14,568
    First Steamship Co., Ltd..........................................    36,105   37,662
   #FLEXium Interconnect, Inc.........................................    16,568   66,259
    Forhouse Corp.....................................................    82,000   41,163
   *Formosa Advanced Technologies Co., Ltd............................    24,000   17,785
    Formosa Chemicals & Fiber Co., Ltd................................   106,040  278,558
   *Formosa Epitaxy, Inc..............................................    88,000   56,619
  #*Formosa Petrochemical Corp........................................    14,000   40,334
    Formosa Plastics Corp.............................................   112,430  308,969
    Formosa Taffeta Co., Ltd..........................................   137,000  119,012
    Formosan Rubber Group, Inc........................................   117,000   71,277
    Formosan Union Chemical Corp......................................    61,061   41,969
   *Fortune Electric Co., Ltd.........................................    17,000    7,221
    Founding Construction & Development Co., Ltd......................    36,155   20,735
    Foxconn Technology Co., Ltd.......................................    29,943  104,968
   *Froch Enterprise Co., Ltd.........................................    29,000    9,544
    FSP Technology, Inc...............................................    26,782   22,887
    Fubon Financial Holding Co., Ltd..................................   303,846  315,836
    Fullerton Technology Co., Ltd.....................................    19,000   16,014
    Fwusow Industry Co., Ltd..........................................    67,053   33,419
    G Shank Enterprise Co., Ltd.......................................    21,000   10,607
    Gemtek Technology Corp............................................    60,348   53,792
   *Genesis Photonics, Inc............................................    48,000   40,994
    Getac Technology Corp.............................................    95,000   69,295
    Giant Manufacturing Co., Ltd......................................    18,760  102,345
   *Giantplus Technology Co., Ltd.....................................    32,000    9,167
    Gigabyte Technology Co., Ltd......................................   114,000   98,866
    Gigastorage Corp..................................................    43,450   32,666
   #Gintech Energy Corp...............................................    81,394   78,884
    Global Brands Manufacture, Ltd....................................    22,445    9,546
   *Global Mixed Mode Technology, Inc.................................    12,000   33,510
    Global Unichip Corp...............................................    11,000   35,466
   *Globe Union Industrial Corp.......................................    41,000   28,173
    Gold Circuit Electronics, Ltd.....................................    71,070   14,427
    Goldsun Development & Construction Co., Ltd.......................   235,624   79,750
    Grand Pacific Petrochemical Corp..................................   158,000   69,146
    Great China Metal Industry Co., Ltd...............................    26,000   29,507
    Great Taipei Gas Co., Ltd.........................................    41,000   25,988
    Great Wall Enterprise Co., Ltd....................................    72,653   70,531
    Green Energy Technology, Inc......................................    62,581   42,807
    GTM Corp..........................................................    27,000   11,212
   *Hannstar Board Corp...............................................    49,096   22,765
   *HannStar Display Corp............................................. 1,286,000   78,587
   *HannsTouch Solution, Inc..........................................   136,026   49,921
    Harvatek Corp.....................................................    22,439   10,922
    Hey Song Corp.....................................................    82,000  104,361
    Highwealth Construction Corp......................................    35,147   54,287
   *Hiwin Technologies Corp...........................................     4,000   36,532
   *Ho Tung Holding Corp..............................................   126,264   71,340
   *Hocheng Corp......................................................    66,000   16,822
    Holiday Entertainment Co., Ltd....................................    12,000   20,898
    Holtek Semiconductor, Inc.........................................    35,000   37,248
    Holy Stone Enterprise Co., Ltd....................................    69,827   63,097
    Hon Hai Precision Industry Co., Ltd...............................   300,412  836,965

                                     1185

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CONTINUED


                                                                        SHARES  VALUE++
                                                                        ------  -------
TAIWAN -- (Continued)
    Hong Tai Electric Industrial Co., Ltd.............................  72,000 $ 22,623
   *Hota Industrial Manufacturing Co., Ltd............................  20,000   10,303
   #Hotai Motor Co., Ltd..............................................  28,000  185,872
    Hsin Kuang Steel Co., Ltd.........................................  51,000   31,092
    HTC Corp..........................................................   5,522   53,042
    Hua Eng Wire & Cable Co., Ltd.....................................  59,000   15,307
    Hua Nan Financial Holding Co., Ltd................................ 471,467  265,166
  #*Huaku Development Co., Ltd........................................  35,540   73,008
    Huang Hsiang Construction Co......................................   6,000   11,677
    Hung Poo Real Estate Development Corp.............................  73,695   59,601
    Hung Sheng Construction Co., Ltd.................................. 137,500   68,270
   *Ichia Technologies, Inc...........................................  63,000   29,030
    I-Chiun Precision Industry Co., Ltd...............................  61,000   31,290
    ICP Electronics, Inc..............................................  25,000   40,068
    Infortrend Technology, Inc........................................  60,320   38,095
   *Inotera Memories, Inc............................................. 452,634   84,238
    Inventec Corp..................................................... 443,945  132,162
    I-Sheng Electric Wire & Cable Co., Ltd............................  25,000   32,403
    ITE Technology, Inc...............................................  23,000   18,144
    ITEQ Corp.........................................................  32,577   32,693
   *Jenn Feng New Energy Co., Ltd.....................................  11,000    3,857
   *Jess-Link Products Co., Ltd.......................................  25,000   21,534
    Johnson Health Tech Co., Ltd......................................   7,175   18,933
    Kang Na Hsiung Enterprise Co., Ltd................................  34,000   14,608
   *Kao Hsing Chang Iron & Steel Corp.................................  69,000   11,499
    Kaulin Manufacturing Co., Ltd.....................................  25,000   17,938
    Kee Tai Properties Co., Ltd.......................................  63,790   31,977
    Kenda Rubber Industrial Co., Ltd.................................. 136,618  164,460
    Kerry TJ Logistics Co., Ltd.......................................  38,000   47,926
    King Slide Works Co., Ltd.........................................   9,000   51,756
    King Yuan Electronics Co., Ltd.................................... 218,545   95,017
    Kingdom Construction Co., Ltd.....................................  52,000   29,431
   *King's Town Bank.................................................. 212,000  139,010
    King's Town Construction Co., Ltd.................................  16,329   13,551
    Kinik Co..........................................................  26,000   35,039
    Kinko Optical Co., Ltd............................................  18,000   24,483
    Kinpo Electronics, Inc............................................ 338,000   70,664
   #Kinsus Interconnect Technology Corp...............................  40,000  111,217
    KS Terminals, Inc.................................................  15,162   12,812
    Kung Long Batteries Industrial Co., Ltd...........................   9,000   15,658
   *Kuoyang Construction Co., Ltd.....................................  65,000   24,719
    Kwong Fong Industries Corp........................................  66,500   31,009
    KYE Systems Corp..................................................  67,040   21,608
   *L&K Engineering Co., Ltd..........................................  17,000   15,797
   *Lan Fa Textile Co., Ltd...........................................  28,922    8,270
    Largan Precision Co., Ltd.........................................   4,000   81,193
    LCY Chemical Corp.................................................  52,664   70,421
    Lealea Enterprise Co., Ltd........................................ 200,567   70,387
    Lee Chi Enterprises Co., Ltd......................................  96,000   42,446
   *Leofoo Development Co., Ltd.......................................  34,417   18,971
    LES Enphants Co., Ltd.............................................  21,178   18,763
    Li Peng Enterprise Co., Ltd....................................... 119,800   33,651
    Lien Hwa Industrial Corp..........................................  98,284   59,546
    Lingsen Precision Industries, Ltd.................................  49,000   25,005
    LITE-ON IT Corp...................................................  70,349   65,017
    Lite-On Semiconductor Corp........................................  62,000   31,444
    Lite-On Technology Corp........................................... 400,664  500,667
    Long Bon International Co., Ltd...................................  48,000   21,497
    Long Chen Paper Co., Ltd..........................................  56,000   14,014
   *Lotes Co., Ltd....................................................   6,000   14,044
    Lumax International Corp., Ltd....................................  11,550   26,517

                                     1186

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CONTINUED


                                                                        SHARES  VALUE++
                                                                        ------  -------
TAIWAN -- (Continued)
   #Macronix International Co., Ltd................................... 673,909 $165,616
    Marketech International Corp......................................  22,000   13,254
    Masterlink Securities Corp........................................ 174,000   51,614
    Mayer Steel Pipe Corp.............................................  29,700   11,473
    Maywufa Co., Ltd..................................................  49,000   21,051
    Media Tek, Inc....................................................   7,048   59,270
    Mega Financial Holding Co., Ltd................................... 459,080  368,918
    Mercuries & Associates, Ltd.......................................  50,299   41,367
    Merida Industry Co., Ltd..........................................  12,000   51,608
    Merry Electronics Co., Ltd........................................  35,700   46,043
   *Microelectronics Technology, Inc.................................. 133,452   49,678
    Micro-Star International Co., Ltd................................. 154,394   71,591
    Min Aik Technology Co., Ltd.......................................  17,000   40,817
   *Mirle Automation Corp.............................................  46,504   29,997
    Mitac International Corp.......................................... 169,039   51,440
   *Mosel Vitelic, Inc................................................  48,858    4,697
   *Namchow Chemical Industrial Co., Ltd..............................  36,000   37,484
   #Nan Kang Rubber Tire Co., Ltd.....................................  41,445   57,779
    Nan Ya Plastic Corp............................................... 130,750  253,267
    Nan Ya Printed Circuit Board Corp.................................  43,214   65,159
    Nantex Industry Co., Ltd..........................................  37,592   32,101
   *Nanya Technology Corp............................................. 152,000    9,478
    National Petroleum Co., Ltd.......................................  67,000   66,482
   *Neo Solar Power Corp..............................................  95,000   58,955
    Nien Hsing Textile Co., Ltd.......................................  72,515   45,364
    Novatek Microelectronics Corp.....................................  32,000   92,533
   *Ocean Plastics Co., Ltd...........................................  14,000   10,168
    Opto Technology Corp..............................................  92,000   34,224
   *Orient Semiconductor Electronics, Ltd............................. 103,000   13,647
  #*Oriental Union Chemical Corp......................................  90,992  104,209
   #Pan Jit International, Inc........................................  43,940   16,622
    Pan-International Industrial Corp.................................  54,852   55,051
    Paragon Technologies Co., Ltd.....................................   7,000    6,257
   #Pegatron Corp..................................................... 263,261  341,263
    Phihong Technology Co., Ltd.......................................  46,000   37,109
   *Pihsiang Machinery Manufacturing Co., Ltd.........................  29,000   35,410
    Pou Chen Corp..................................................... 385,528  347,166
   *Power Quotient International Co., Ltd.............................  20,000    4,844
    Powercom Co., Ltd.................................................  48,150   16,936
    Powertech Technology, Inc......................................... 103,900  208,005
    President Chain Store Corp........................................  14,768   76,863
    President Securities Corp......................................... 198,468   99,678
    Prince Housing & Development Corp................................. 157,162   99,439
    Promate Electronic Co., Ltd.......................................  33,000   24,166
   *Promise Technology, Inc...........................................  34,874   17,530
   #Qisda Corp........................................................ 349,875   76,814
    Quanta Computer, Inc..............................................  36,007   93,143
  #*Radiant Opto-Electronics Corp.....................................  52,581  204,025
   #Radium Life Tech Corp............................................. 186,138  116,124
    Ralec Electronic Corp.............................................   8,416    8,556
   #Realtek Semiconductor Corp........................................  60,728  104,406
    Rechi Precision Co., Ltd..........................................  29,000   25,364
   *Richtek Technology Corp...........................................  12,000   65,922
  #*Ritek Corp........................................................ 419,759   54,784
   #Ruentex Development Co., Ltd......................................  54,198   91,128
    Ruentex Industries, Ltd...........................................  56,162  109,222
    Sampo Corp........................................................  82,155   24,584
    San Fang Chemical Industry Co., Ltd...............................  10,197    7,920
   *Sanyang Industrial Co., Ltd....................................... 227,900  148,065
    Sanyo Electric Taiwan Co., Ltd....................................  15,000   13,151
    Sesoda Corp.......................................................  37,000   44,345

                                     1187

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CONTINUED


                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
   *ShenMao Technology, Inc...........................................     9,922 $ 10,996
    Shih Wei Navigation Co., Ltd......................................    17,000   15,196
    Shihlin Electric & Engineering Corp...............................    57,000   65,704
   *Shihlin Paper Corp................................................    16,000   21,617
   *Shin Kong Financial Holding Co., Ltd.............................. 1,161,169  350,652
    Shin Zu Shing Co., Ltd............................................    20,549   58,212
   *Shining Building Business Co., Ltd................................    23,000   19,316
    Shinkong Insurance Co., Ltd.......................................    26,000   18,126
    Shinkong Synthetic Fibers Co., Ltd................................   260,799   76,470
    Sigurd Microelectronics Corp......................................    75,000   54,274
    Silicon Integrated Systems Corp...................................   167,380   56,888
   #Siliconware Precision Industries Co...............................   282,000  310,129
   *Siliconware Precision Industries Co. Sponsored ADR................     2,626   14,259
    Silitech Technology Corp..........................................     7,070   14,340
    Sinbon Electronics Co., Ltd.......................................    32,000   24,275
    Sincere Navigation Corp...........................................    56,125   49,417
   *Sinkang Industries, Ltd...........................................    14,280    4,609
    Sinkong Textile Co., Ltd..........................................    70,000   95,130
    Sinon Corp........................................................    48,000   22,109
    SinoPac Financial Holdings Co., Ltd............................... 1,137,453  486,583
    Sinphar Pharmaceutical Co., Ltd...................................    25,586   22,016
   *Sinyi Realty Co., Ltd.............................................     9,540   12,124
    Sitronix Technology Corp..........................................    21,000   24,425
    Solomon Technology Corp...........................................    54,000   17,854
   *Sonix Technology Co., Ltd.........................................     8,000   11,159
    Southeast Cement Co., Ltd.........................................    33,000   12,990
    Spirox Corp.......................................................    29,000   10,650
    Springsoft, Inc...................................................    57,000   79,768
    Standard Chemical & Pharmaceutical Co., Ltd.......................    20,330   16,994
    Standard Foods Taiwan, Ltd........................................    29,532   78,189
    Stark Technology, Inc.............................................    41,000   33,217
   *Sunonwealth Electric Machine Industry Co., Ltd....................    39,000   25,375
    Sunplus Technology Co., Ltd.......................................    70,299   18,313
    Sunrex Technology Corp............................................    80,000   35,097
    Super Dragon Technology Co., Ltd..................................    13,664   10,674
    Supreme Electronics Co., Ltd......................................    13,000    5,698
   #Synnex Technology International Corp..............................    59,248  128,500
   *Ta Chen Stainless Pipe Co., Ltd...................................   140,752   66,861
   *Ta Chong Bank, Ltd................................................   246,800   75,781
    Ta Ya Electric Wire & Cable Co., Ltd..............................    86,860   21,517
    Tah Hsin Industrial Corp..........................................    11,000    9,474
    TA-I Technology Co., Ltd..........................................    24,708   15,544
   *Taichung Commercial Bank..........................................   243,086   76,855
    Tainan Enterprises Co., Ltd.......................................    17,000   15,895
    Tainan Spinning Co., Ltd..........................................   184,084   75,156
    Taishin Financial Holdings Co., Ltd...............................   998,275  401,171
    Taisun Enterprise Co., Ltd........................................    46,350   24,393
    Taita Chemical Co., Ltd...........................................   110,880   43,706
  #*Taiwan Business Bank..............................................   616,505  178,828
   #Taiwan Cement Corp................................................   471,137  543,669
    Taiwan Cogeneration Corp..........................................    68,993   43,393
   *Taiwan Cooperative Financial Holding, Ltd.........................   488,903  295,581
    Taiwan Fertilizer Co., Ltd........................................   111,000  260,684
   *Taiwan Fire & Marine Insurance Co., Ltd...........................    50,040   32,552
   #Taiwan Glass Industry Corp........................................   158,142  149,164
    Taiwan Hon Chuan Enterprise Co., Ltd..............................    35,492   78,195
   *Taiwan Land Development Corp......................................   134,430   51,706
    Taiwan Life Insurance Co., Ltd....................................    36,349   22,867
    Taiwan Mask Corp..................................................   107,950   39,406
    Taiwan Mobile Co., Ltd............................................    19,800   65,193
    Taiwan Navigation Co., Ltd........................................    22,000   22,096

                                     1188

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CONTINUED


                                                                          SHARES  VALUE++
                                                                          ------  -------
TAIWAN -- (Continued)
    Taiwan Paiho Co., Ltd.............................................    75,600 $ 47,948
   *Taiwan Prosperity Chemical Corp...................................     6,000   10,516
    Taiwan Pulp & Paper Corp..........................................    93,280   28,427
   *Taiwan Sakura Corp................................................    58,140   28,541
    Taiwan Secom Co., Ltd.............................................    22,000   43,821
   *Taiwan Semiconductor Manufacturing Co., Ltd.......................   157,465  426,225
    Taiwan Sogo Shinkong Security Co., Ltd............................    52,000   52,615
   *Taiwan Styrene Monomer Corp.......................................   186,000   44,220
    Taiwan Tea Corp...................................................   123,704   60,738
    Taiyen Biotech Co., Ltd...........................................    33,000   23,984
  #*Tatung Co., Ltd...................................................   401,732   78,727
   *Teco Electric & Machinery Co., Ltd................................   312,000  197,304
    Test Research, Inc................................................    23,144   35,253
   #Test-Rite International Co., Ltd..................................    96,425   68,088
   *Thinking Electronic Industrial Co., Ltd...........................    15,000   12,976
    Thye Ming Industrial Co., Ltd.....................................    34,000   29,800
    Ton Yi Industrial Corp............................................   130,200   77,996
   *Tong Hsing Electronic Industries, Ltd.............................    12,000   33,816
    Tong Yang Industry Co., Ltd.......................................    82,590   80,557
    Tong-Tai Machine & Tool Co., Ltd..................................    24,358   19,236
    Topco Scientific Co., Ltd.........................................    41,616   66,382
    Topoint Technology Co., Ltd.......................................    11,295    5,883
    Transcend Information, Inc........................................    31,483   84,271
    Tripod Technology Corp............................................    29,970   67,480
    Tsann Kuen Enterprise Co., Ltd....................................    12,913   26,167
   #TSRC Corp.........................................................    42,350   95,980
    Ttet Union Corp...................................................    10,000   16,686
    Tung Ho Steel Enterprise Corp.....................................   141,254  126,043
    TXC Corp..........................................................    36,411   55,300
   *TYC Brother Industrial Co., Ltd...................................    42,230   16,483
   *Tycoons Group Enterprise Co., Ltd.................................   127,354   20,559
    Tyntek Corp.......................................................    26,000    8,342
   *Tze Shin International Co., Ltd...................................    38,934   18,144
    U-Ming Marine Transport Corp......................................    66,000  102,930
   #Unimicron Technology Corp.........................................   230,356  255,934
   *Union Bank of Taiwan..............................................   222,343   79,521
    Uni-President Enterprises Corp....................................    95,983  160,153
    Unitech Printed Circuit Board Corp................................    83,629   25,851
    United Integration Service Co., Ltd...............................    20,000   15,974
    United Microelectronics Corp...................................... 1,354,453  565,431
    Unity Opto Technology Co., Ltd....................................    62,929   58,354
    Universal Cement Corp.............................................    84,000   37,282
    Unizyx Holding Corp...............................................    62,000   30,014
    UPC Technology Corp...............................................   148,918   84,955
   #USI Corp..........................................................   170,016  159,787
   *Via Technologies, Inc.............................................    51,600   15,820
   *Visual Photonics Epitacy Co., Ltd.................................    14,300   20,937
    Wah Lee Industrial Corp...........................................    35,000   44,154
    Walsin Lihwa Corp.................................................   711,000  212,062
    Walsin Technology Corp., Ltd......................................    70,632   15,682
    Walton Advanced Engineering, Inc..................................    69,385   20,755
    Wan Hai Lines Co., Ltd............................................   197,557   96,897
    Waterland Financial Holdings Co., Ltd.............................   364,111  122,539
    Wei Chuan Foods Corp..............................................    71,000   73,079
    Weikeng Industrial Co., Ltd.......................................    27,300   19,581
    Wellypower Optronics Corp.........................................    51,000   20,576
    Weltrend Semiconductor, Inc.......................................    29,000   11,385
  #*Winbond Electronics Corp..........................................   491,000   68,628
   #Wintek Corp.......................................................   294,087  127,382
   #Wistron Corp......................................................   317,183  338,766
    Wistron NeWeb Corp................................................    33,759   66,411

                                     1189

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
TAIWAN -- (Continued)
   #WPG Holdings, Ltd.................................................   196,301 $   206,146
   #WT Microelectronics Co., Ltd......................................    63,611      81,167
   *WUS Printed Circuit Co., Ltd......................................    65,000      28,070
    Yageo Corp........................................................   387,000     103,676
    Yang Ming Marine Transport Corp...................................   230,558      93,626
    YC INOX Co., Ltd..................................................    51,000      26,097
    Yem Chio Co., Ltd.................................................    31,879      29,276
    Yieh Phui Enterprise Co., Ltd.....................................   198,951      59,959
   *Young Fast Optoelectronics Co., Ltd...............................    25,400      53,228
   *Young Optics, Inc.................................................     9,000      28,557
   *Yuanta Financial Holding Co., Ltd.................................   736,246     340,249
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................   205,344      81,657
   #Yulon Motor Co., Ltd..............................................   169,223     293,881
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................    16,000      27,570
   *Yung Tay Engineering Co., Ltd.....................................   104,000     169,084
   *YungShin Global Holding Corp......................................    39,000      50,444
    Zenitron Corp.....................................................    22,000      13,850
   #Zig Sheng Industrial Co., Ltd.....................................   135,814      42,739
    Zinwell Corp......................................................    33,000      31,590
    Zippy Technology Corp.............................................    12,000       8,367
                                                                                 -----------
TOTAL TAIWAN..........................................................            34,988,584
                                                                                 -----------
THAILAND -- (0.7%)
    Advance Info Service PCL (Foreign)................................    16,300     103,591
    Airports of Thailand PCL (Foreign)................................    55,800     121,459
    Amata Corp. PCL (Foreign).........................................    77,000      42,085
    Asian Property Development PCL (Foreign)..........................   281,640      66,226
    Bangchak Petroleum PCL (Foreign)..................................    93,300      65,817
    Bangkok Bank PCL (Foreign)........................................    48,000     317,255
    Bangkok Bank PCL (Foreign) NVDR...................................    20,200     125,809
    Bangkok Dusit Medical Services PCL (Foreign)......................    50,300     158,636
    Bangkok Expressway PCL (Foreign)..................................   112,000     101,430
   *Bangkokland PCL (Foreign)......................................... 1,308,300      34,921
    Bank of Ayudhya PCL (Foreign).....................................    70,100      74,065
    Bank of Ayudhya PCL (Foreign) NVDR................................   212,100     217,812
    Banpu Coal, Ltd. (Foreign) NVDR...................................    15,750     200,191
    Banpu PCL (Foreign)...............................................     3,700      47,029
    BEC World PCL (Foreign)...........................................    65,200     116,540
    Big C Supercenter PCL (Foreign)...................................    46,100     266,609
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................   387,500      30,044
    Central Pattana PCL (Foreign).....................................    68,200     106,190
    Central Plaza Hotel PCL (Foreign).................................   177,700      86,394
    CH Karnchang PCL (Foreign)........................................   152,300      34,361
    Charoen Pokphand Foods PCL (Foreign)..............................    96,000     101,430
    Delta Electronics Thailand PCL (Foreign)..........................    86,000      65,040
    Eastern Water Resources Development & Management PCL (Foreign)....    37,400      11,825
    Electricity Generating PCL (Foreign)..............................    22,000      76,549
    Esso (Thailand) PCL (Foreign).....................................   313,000     102,444
    GFPT PCL(Foreign).................................................   120,600      31,999
    Glow Energy PCL (Foreign).........................................    61,900     119,492
    Hana Microelectronics PCL (Foreign)...............................    59,200      37,623
    Hermraj Land & Development PCL (Foreign).......................... 1,110,400     105,148
    Home Product Center PCL (Foreign).................................   146,057      53,373
    IRPC PCL (Foreign)................................................ 1,449,200     166,702
   *Italian-Thai Development PCL (Foreign) NVDR.......................   621,100      63,156
    Jasmine International PCL (Foreign)...............................   543,900      56,689
    Kasikornbank PCL (Foreign)........................................    26,900     151,296
    Kasikornbank PCL (Foreign) NVDR...................................    28,100     156,260
    Khon Kaen Sugar Industry PCL (Foreign)............................    74,900      28,561
    Kiatnakin Bank PCL (Foreign)......................................    50,300      65,532
    Krung Thai Bank PCL (Foreign).....................................   481,100     250,716

                                     1190

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
THAILAND -- (Continued)
    Land & Houses PCL (Foreign).......................................   212,200 $   52,595
    Land & Houses PCL (Foreign) NVDR..................................   355,200     88,038
    Lanna Resources PCL (Foreign).....................................    32,300     24,736
    LPN Development PCL (Foreign).....................................   103,600     57,281
    Major Cineplex Group PCL (Foreign)................................    69,000     41,439
    MBK PCL (Foreign).................................................    18,300     54,371
    MCOT PCL (Foreign)................................................    36,000     32,888
   *Minor International PCL (Foreign).................................   165,660     82,646
    Polyplex PCL (Foreign)............................................    37,600     17,563
    Precious Shipping PCL (Foreign)...................................   165,000     76,549
    Preuksa Real Estate PCL (Foreign).................................   168,300     94,659
    PTT Exploration & Production PCL (Foreign)........................    23,500    113,505
    PTT Global Chemical PCL (Foreign).................................   110,845    208,693
    PTT PCL (Foreign).................................................    46,494    481,635
    PTT PCL (Foreign) NVDR............................................    18,900    195,786
    Quality Houses PCL (Foreign)......................................   521,408     29,657
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    39,100     59,327
   *Robinson Department Store PCL (Foreign)...........................    53,100    103,348
    Rojana Industrial Park PCL (Foreign)..............................   149,500     40,855
   *Sahaviriya Steel Industries PCL (Foreign).........................   741,840     14,851
    Samart Corp. PCL (Foreign)........................................    77,500     22,533
    Sansiri PCL (Foreign).............................................   527,900     40,259
    SC Asset Corp. PCL (Foreign)......................................    53,300     25,575
    Siam Cement PCL (Foreign) (The) NVDR..............................    10,400    108,395
    Siam City Cement PCL (Foreign)....................................    13,200    143,031
    Siam Commercial Bank PCL (Foreign)................................    15,700     80,321
   *Siam Commercial Bank PCL (Foreign) NVDR...........................    30,100    153,513
    Siam Future Development PCL (Foreign).............................    93,000     23,198
    Siam Makro PCL (Foreign)..........................................    14,000    146,806
    Siamgas & Petrochemicals PCL (Foreign)............................   130,200     59,990
    Sino Thai Engineering & Construction PCL (Foreign) NVDR...........    65,000     31,395
    Somboon Advance Technology PCL (Foreign)..........................    29,800     28,408
    Sri Trang Agro Industry PCL (Foreign).............................    14,300      6,589
    Sri Trang Agro-Industry PCL (Foreign) NVDR........................   105,300     48,518
    STP & I PCL (Foreign).............................................    61,300     54,054
    Supalai PCL (Foreign).............................................   222,900    127,493
   *Tata Steel (Thailand) PCL (Foreign)............................... 1,030,600     25,871
   *Thai Airways International PCL (Foreign)..........................   105,000     66,397
   *Thai Airways International PCL (Foreign) NVDR.....................    60,600     38,320
    Thai Oil PCL (Foreign)............................................   156,100    292,656
    Thai Stanley Electric PCL (Foreign)...............................     9,600     63,146
    Thai Tap Water Supply PCL (Foreign)...............................   294,200     68,712
    Thai Union Frozen Products PCL (Foreign)..........................    95,760    223,653
    Thai Vegetable Oil PCL (Foreign)..................................    36,400     29,206
   *Thaicom PCL (Foreign) NVDR........................................   175,300     83,556
    Thanachart Capital PCL (Foreign)..................................    94,500     96,842
    Thoresen Thai Agencies PCL (Foreign)..............................    91,190     44,045
    Ticon Industrial Connection PCL (Foreign).........................    77,000     32,787
    Tisco Financial Group PCL (Foreign)...............................    70,800     91,115
    TMB Bank PCL (Foreign)............................................ 2,744,700    134,313
   *Total Access Communication PCL (Foreign)..........................   114,100    298,212
    TPI Polene PCL (Foreign)..........................................   242,100     92,316
   *True Corp. PCL (Foreign)..........................................   540,290     68,674
   *True Corp. PCL (Foreign) NVDR.....................................   530,800     67,467
    Vanachai Group PCL (Foreign)......................................    41,100      5,355
    Vinythai PCL (Foreign) NVDR.......................................   124,200     71,828
                                                                                 ----------
TOTAL THAILAND........................................................            8,825,270
                                                                                 ----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii T.A.S. Series A.............................    12,989     24,659
    Akbank T.A.S......................................................    45,323    170,180

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

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CONTINUED


                                                                                  SHARES  VALUE++
                                                                                  ------  -------
TURKEY -- (Continued)
    Akcansa Cimento A.S.........................................................   9,502 $ 40,676
   *Akenerji Elektrik Uretim A.S................................................  35,801   42,120
   *Akfen Holding A.S...........................................................   7,383   38,230
    Aksa Akrilik Kimya Sanayii A.S..............................................  22,500   53,634
    Aksigorta A.S...............................................................  34,947   36,121
    Alarko Holding A.S..........................................................  14,460   31,651
   *Albaraka Turk Katilim Bankasi A.S...........................................  46,426   30,196
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.........................   1,996   33,264
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S....................................  54,184   30,092
   *Anadolu Cam Sanayii A.S.....................................................  20,947   27,716
    Anadolu Efes Biracilik ve Malt Sanayi A.S...................................   4,187   56,798
    Arcelik A.S.................................................................  38,968  192,738
    Aselsan Elektronik Sanayi Ve Ticaret A.S....................................  13,484   93,333
   *Asya Katilim Bankasi A.S....................................................  63,509   68,181
    Bagfas Bandirma Gubre Fabrikalari A.S.......................................     350   34,898
    Baticim Bati Anabolu Cimento Sanayii A.S....................................   4,878   17,363
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...........................   5,556   14,187
    BIM BirlesikMagazalar A.S...................................................   2,110   91,507
    Bolu Cimento Sanayii A.S....................................................  36,017   25,840
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................   1,352   21,167
    Bursa Cimento Fabrikasi A.S.................................................   1,341    3,588
    Cimsa Cimento Sanayi ve Ticaret A.S.........................................  13,328   59,484
    Coca-Cola Icecek A.S........................................................   4,509   69,912
   *Deva Holding A.S............................................................   2,470    2,966
   *Dogan Sirketler Grubu Holding A.S........................................... 254,721  114,625
   *Dogan Yayin Holding A.S.....................................................  58,453   22,406
    Dogus Otomotiv Servis ve Ticaret A.S........................................  22,522   75,059
    Eczacibasi Yatirim Holding Ortakligi A.S....................................   5,004   18,552
    EGE Seramik Sanayi ve Ticaret A.S...........................................  19,423   18,516
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...  35,518   36,714
    Enka Insaat ve Sanayi A.S...................................................  14,404   41,597
    Eregli Demir ve Celik Fabrikalari T.A.S..................................... 115,276  126,097
    Ford Otomotiv Sanayi A.S....................................................   9,472   90,982
   *Global Yatirim Holding A.S..................................................  67,511   46,019
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................     901   26,862
    Goodyear Lastikleri T.A.S...................................................   1,597   45,903
   *GSD Holding A.S.............................................................  50,000   20,543
   *Gubre Fabrikalari Ticaret A.S...............................................   5,433   45,111
   *Hurriyet Gazetecilik ve Matbaacilik A.S.....................................  31,589   15,267
   *Ihlas Holding A.S........................................................... 131,496   78,785
   *Is Finansal Kiralama A.S....................................................  25,052   12,509
   *Isiklar Yatirim Holding A.S.................................................  51,167   19,296
   *Izmir Demir Celik Sanayi A.S................................................  85,890  199,994
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.................  31,120   25,269
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.................   7,805    9,539
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................. 103,836   64,010
    Kartonsan Karton Sanayi ve Ticaret A.S......................................     618   79,535
   *Kerevitas Gida Sanayii ve Ticaret A.S.......................................     954   27,068
    KOC Holding A.S. Series B...................................................  49,633  192,562
   *Koza Anadolu Metal Madencilik Isletmeleri A.S...............................  27,244   64,039
    Mardin Cimento Sanayii ve Ticaret A.S.......................................   5,073   15,442
   *Migros Ticaret A.S..........................................................   6,594   70,203
    Netas Telekomunikasyon A.S..................................................   1,158   91,526
    Nuh Cimento Sanayi A.S......................................................   9,068   48,134
    Otokar Otomotive Ve Savunma Sanayi A.S......................................   1,350   25,698
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................   5,000   15,474
    Petkim Petrokimya Holding A.S...............................................  68,550   76,638
    Pinar SUT Mamulleri Sanayii A.S.............................................   5,677   51,716
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........................  20,232   24,025
   *Sekerbank T.A.S.............................................................  82,699   56,924
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................................  33,531   35,610

                                     1192

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S.....................................  18,112 $   98,904
    Tekfen Holding A.S................................................  22,283     85,354
    Tofas Turk Otomobil Fabrikasi A.S.................................  14,097     64,896
   *Trakya Cam Sanayii A.S............................................  37,584     44,022
    Tupras Turkiye Petrol Rafinerileri A.S............................   2,925     64,248
    Turcas Petrol A.S.................................................  14,616     21,523
   *Turk Hava Yollari A.S............................................. 100,813    192,234
   *Turkcell Iletisim Hizmetleri A.S..................................   1,136      6,324
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................   8,799    121,514
    Turkiye Garanti Bankasi A.S.......................................  86,173    334,973
    Turkiye Halk Bankasi A.S..........................................  12,538    107,237
    Turkiye Is Bankasi A.S............................................  96,423    281,565
    Turkiye Sinai Kalkinma Bankasi A.S................................ 134,315    149,371
    Turkiye Sise ve Cam Fabrikalari A.S...............................  98,842    137,342
    Turkiye Vakiflar Bankasi T.A.O....................................  90,743    189,466
    Ulker Biskuvi Sanayi A.S..........................................  18,064     75,324
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........................  14,500     19,803
   *Vestel Elektronik Sanayi ve Ticaret A.S...........................  24,328     26,366
   *Yapi ve Kredi Bankasi A.S.........................................  45,205     93,126
                                                                               ----------
TOTAL TURKEY..........................................................          5,452,342
                                                                               ----------
UNITED KINGDOM -- (14.8%)
    4imprint Group P.L.C..............................................     532      2,278
   *888 Holdings P.L.C................................................ 114,100    142,435
    A.G. Barr P.L.C...................................................  11,295     76,054
    Aberdeen Asset Management P.L.C................................... 128,290    518,554
    Acal P.L.C........................................................   3,957     11,725
    Admiral Group P.L.C...............................................   7,927    135,495
    Aegis Group P.L.C................................................. 161,140    595,300
   *Afren P.L.C....................................................... 208,494    415,901
   *African Barrick Gold, Ltd.........................................   6,634     39,022
    Aga Rangemaster Group P.L.C.......................................  23,457     25,747
    Aggreko P.L.C.....................................................  12,598    402,111
   *Allied Gold Mining P.L.C..........................................  15,406     32,931
    Amec P.L.C........................................................  51,061    891,033
    Amlin P.L.C....................................................... 113,270    667,486
    Anglo American P.L.C..............................................  84,783  2,512,493
    Anglo Pacific Group P.L.C.........................................   7,298     25,815
    Anite P.L.C.......................................................  25,991     51,779
    Antofagasta P.L.C.................................................  42,486    709,899
    ARM Holdings P.L.C................................................  33,625    291,316
    ARM Holdings P.L.C. Sponsored ADR.................................  10,000    259,800
    Ashmore Group P.L.C...............................................  27,484    139,125
    Ashtead Group P.L.C............................................... 131,407    518,086
    Associated British Foods P.L.C....................................  32,004    628,552
   *Assura Group, Ltd.................................................  61,888     30,970
    AstraZeneca P.L.C. Sponsored ADR..................................  52,095  2,438,567
    Aveva Group P.L.C.................................................   1,771     49,466
    Aviva P.L.C....................................................... 259,294  1,187,350
   #Aviva P.L.C. Sponsored ADR........................................   6,683     61,951
   *AZ Electronic Materials SA........................................     208        918
    Babcock International Group P.L.C.................................  53,786    722,172
    BAE Systems P.L.C................................................. 258,138  1,245,838
    Balfour Beatty P.L.C.............................................. 137,860    624,612
    Barclays P.L.C.................................................... 504,400  1,313,654
    Barclays P.L.C. Sponsored ADR.....................................  73,729    771,205
   *Barratt Developments P.L.C........................................ 195,859    404,533
    BBA Aviation P.L.C................................................ 117,727    337,312
    Beazley P.L.C..................................................... 115,063    285,355
    Bellway P.L.C.....................................................  28,324    355,508
    Berendsen P.L.C...................................................  34,244    272,915

                                     1193

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
   *Berkeley Group Holdings P.L.C. (The)..............................  25,003 $  534,920
   *Betfair Group P.L.C...............................................   5,713     68,671
    BG Group P.L.C.................................................... 135,356  2,664,505
    BHP Billiton P.L.C................................................  16,423    478,873
    BHP Billiton P.L.C. ADR...........................................  12,945    754,176
    Bodycote P.L.C....................................................  42,167    216,746
    Booker Group P.L.C................................................ 102,019    146,839
    Bovis Homes Group P.L.C...........................................  33,089    233,386
    BP P.L.C..........................................................   1,306      8,672
    BP P.L.C. Sponsored ADR........................................... 216,329  8,631,527
    Braemar Shipping Services P.L.C...................................     660      3,664
    Brammer P.L.C.....................................................   5,482     19,365
    Brewin Dolphin Holdings P.L.C.....................................  44,621    104,888
    British American Tobacco P.L.C....................................  12,488    663,290
    British American Tobacco P.L.C. Sponsored ADR.....................   1,800    190,818
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...............   4,853    215,667
    Britvic P.L.C.....................................................  21,967    103,394
    BT Group P.L.C. Sponsored ADR.....................................  17,500    596,050
   *BTG P.L.C.........................................................  50,010    292,490
    Bunzl P.L.C.......................................................  35,708    622,203
    Burberry Group P.L.C..............................................  26,952    527,824
    Bwin.Party Digital Entertainment P.L.C............................  99,289    159,570
    Cable & Wireless Communications P.L.C............................. 252,269    123,909
   *Cairn Energy P.L.C................................................  52,848    236,484
    Camellia P.L.C....................................................     128     19,615
    Cape P.L.C........................................................  18,329     85,009
    Capita P.L.C......................................................  24,608    273,561
    Capital & Counties Properties P.L.C...............................  14,668     48,153
   *Capital & Regional P.L.C..........................................  19,615      7,059
    Carillion P.L.C...................................................  95,449    377,113
    Carnival P.L.C....................................................  14,078    472,206
    Carnival P.L.C. ADR...............................................   3,391    113,632
    Castings P.L.C....................................................   1,976      9,914
    Catlin Group, Ltd.................................................  73,758    499,945
   *Centamin P.L.C.................................................... 137,112    142,175
    Centrica P.L.C.................................................... 169,980    843,695
    Charles Stanley Group P.L.C.......................................     382      1,693
    Chemring Group P.L.C..............................................  38,846    175,624
    Chesnara P.L.C....................................................  16,414     42,023
    Chime Communications P.L.C........................................   5,226     14,825
    Cineworld Group P.L.C.............................................  18,398     64,551
   *Clinton Cards P.L.C...............................................  19,726         --
    Close Brothers Group P.L.C........................................  34,717    404,663
    Cobham P.L.C...................................................... 183,488    667,081
   *Colt Group SA.....................................................  50,348     88,377
    Compass Group P.L.C...............................................  67,952    728,902
    Computacenter P.L.C...............................................  19,863    110,355
    Consort Medical P.L.C.............................................   5,759     61,796
    Cookson Group P.L.C...............................................  67,651    581,912
    Costain Group P.L.C...............................................   7,600     24,587
    Cranswick P.L.C...................................................  10,551    141,325
    Croda International P.L.C.........................................  10,466    384,929
    CSR P.L.C.........................................................  40,886    200,403
    Daily Mail & General Trust P.L.C. Series A........................  31,357    222,194
    Dairy Crest Group P.L.C...........................................  31,624    167,047
    De La Rue P.L.C...................................................  16,121    257,549
    Debenhams P.L.C................................................... 311,419    447,988
    Dechra Pharmaceuticals P.L.C......................................   6,758     51,920
    Development Securities P.L.C......................................  21,496     48,159
    Devro P.L.C.......................................................  32,535    151,845
    Diageo P.L.C......................................................  11,221    299,933

                                     1194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
    Diageo P.L.C. Sponsored ADR.......................................   3,600 $  384,840
    Dialight P.L.C....................................................   1,657     26,723
    Dignity P.L.C.....................................................   5,273     70,418
    Diploma P.L.C.....................................................  23,973    156,299
   *Dixons Retail P.L.C............................................... 691,776    171,542
    Domino Printing Sciences P.L.C....................................  20,220    174,740
    Domino's Pizza Group P.L.C........................................   5,403     43,583
    Drax Group P.L.C..................................................  79,812    593,477
    DS Smith P.L.C.................................................... 175,193    410,890
    E2V Technologies P.L.C............................................  21,031     37,679
    easyJet P.L.C.....................................................  36,277    318,361
    Electrocomponents P.L.C...........................................  67,823    227,746
    Elementis P.L.C...................................................  78,622    258,461
   *EnQuest P.L.C..................................................... 114,287    201,347
   *Enterprise Inns P.L.C............................................. 108,827     97,915
   *Essar Energy P.L.C................................................   5,755     10,336
    Eurasian Natural Resources Corp. P.L.C............................  32,042    196,350
    Euromoney Institutional Investor P.L.C............................  10,525    117,681
    Evraz P.L.C.......................................................  26,252     97,370
   *Exillon Energy P.L.C..............................................   3,012      4,564
    Experian P.L.C....................................................  55,885    828,664
    F&C Asset Management P.L.C........................................ 121,110    166,789
    Fenner P.L.C......................................................  46,111    252,989
    Ferrexpo P.L.C....................................................  17,648     50,047
    Fiberweb P.L.C....................................................   5,671      6,122
    Fidessa Group P.L.C...............................................   2,349     51,509
    Filtrona P.L.C....................................................  45,981    334,465
   *Findel P.L.C...................................................... 158,182      7,473
    FirstGroup P.L.C..................................................  81,781    285,549
    Fortune Oil P.L.C................................................. 115,186     16,765
    French Connection Group P.L.C.....................................  18,083      6,048
    Fresnillo P.L.C...................................................   4,140     93,987
    G4S P.L.C......................................................... 249,405    968,834
    Galliford Try P.L.C...............................................  15,652    149,693
   *Gem Diamonds, Ltd.................................................  22,136     68,249
    Genus P.L.C.......................................................  11,662    233,681
    GKN P.L.C......................................................... 294,985    969,882
    GlaxoSmithKline P.L.C. Sponsored ADR..............................  22,100  1,016,600
    Go-Ahead Group P.L.C..............................................   6,307    126,801
    Greencore Group P.L.C............................................. 118,608    140,388
    Greene King P.L.C.................................................  50,527    473,655
    Greggs P.L.C......................................................  20,903    168,438
    Halfords Group P.L.C..............................................  42,888    137,872
    Halma P.L.C.......................................................  56,059    346,837
    Hansard Global P.L.C..............................................  17,609     33,443
   *Hardy Oil & Gas P.L.C.............................................  11,545     20,685
    Hargreaves Lansdown P.L.C.........................................  12,626    111,860
    Hays P.L.C........................................................  99,275    116,628
    Headlam Group P.L.C...............................................   8,095     35,128
    Helical Bar P.L.C.................................................  19,925     61,501
    Henderson Group P.L.C............................................. 203,613    310,896
   *Heritage Oil P.L.C................................................  20,575     39,678
    Hikma Pharmaceuticals P.L.C.......................................  26,506    288,652
    Hill & Smith Holdings P.L.C.......................................  15,225     72,008
    Hiscox, Ltd.......................................................  85,100    588,351
    Hochschild Mining P.L.C...........................................  26,850    176,058
    Hogg Robinson Group P.L.C.........................................   5,845      5,470
    Home Retail Group P.L.C........................................... 142,628    172,868
    Homeserve P.L.C...................................................  17,035     55,465
    Howden Joinery Group P.L.C........................................  68,123    146,921
    HSBC Holdings P.L.C............................................... 341,216  2,857,505

                                     1195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
UNITED KINGDOM -- (Continued)
    HSBC Holdings P.L.C. Sponsored ADR................................   187,245 $7,826,841
    Hunting P.L.C.....................................................    22,884    278,782
    Huntsworth P.L.C..................................................    53,480     37,610
    Hyder Consulting P.L.C............................................     2,420     14,763
    ICAP P.L.C........................................................   100,833    501,972
    IG Group Holdings P.L.C...........................................    39,073    274,476
   *Imagination Technologies Group P.L.C..............................    28,730    224,979
    IMI P.L.C.........................................................    39,971    513,443
    Imperial Tobacco Group P.L.C......................................    45,625  1,770,456
    Inchcape P.L.C....................................................    89,916    529,120
    Informa P.L.C.....................................................   130,798    756,930
    Inmarsat P.L.C....................................................    66,511    511,434
   *Innovation Group P.L.C............................................   114,038     32,600
    InterContinental Hotels Group P.L.C. ADR..........................    14,100    348,270
   *International Consolidated Airlines Group SA (B5282K0)............    10,448     26,097
   *International Consolidated Airlines Group SA (B5M6XQ7)............   218,787    547,136
   *International Ferro Metals, Ltd...................................    99,556     21,015
    Interserve P.L.C..................................................    29,922    152,236
    Intertek Group P.L.C..............................................     6,743    288,235
    Invensys P.L.C....................................................    62,931    236,880
    Investec P.L.C....................................................   123,589    728,202
   *IP Group P.L.C....................................................    44,726     98,890
    ITE Group P.L.C...................................................    13,684     40,939
    ITV P.L.C.........................................................   527,914    622,937
    James Fisher & Sons P.L.C.........................................     7,969     75,668
    Jardine Lloyd Thompson Group P.L.C................................     9,264    106,296
    JD Sports Fashion P.L.C...........................................     5,059     54,463
    JD Wetherspoon P.L.C..............................................    23,870    173,142
   *JKX Oil & Gas P.L.C...............................................    20,803     28,445
    John Menzies P.L.C................................................    16,607    162,934
    John Wood Group P.L.C.............................................    72,013    875,753
    Johnson Matthey P.L.C.............................................    23,601    804,563
    Jupiter Fund Management P.L.C.....................................    31,192    105,831
    Kazakhmys P.L.C...................................................    30,544    335,593
    KCOM Group P.L.C..................................................    56,484     69,173
    Keller Group P.L.C................................................     8,903     64,899
    Kesa Electricals P.L.C............................................    78,383     52,417
    Kier Group P.L.C..................................................     5,704    113,256
    Kingfisher P.L.C..................................................   409,408  1,707,508
   *Kofax P.L.C.......................................................    12,460     54,229
    Ladbrokes P.L.C...................................................    78,214    188,243
    Laird P.L.C.......................................................    58,101    197,194
    Lamprell P.L.C....................................................    32,596     40,245
    Lancashire Holdings, Ltd..........................................    36,357    445,165
    Laura Ashley Holdings P.L.C.......................................    51,893     17,076
    Lavendon Group P.L.C..............................................    44,236     81,291
    Legal & General Group P.L.C....................................... 1,002,504  1,995,510
   *Lloyds Banking Group P.L.C........................................   844,339    400,466
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................   335,825    634,709
    Logica P.L.C......................................................   230,312    376,754
    London Stock Exchange Group P.L.C.................................    28,933    438,507
   #Lonmin P.L.C......................................................    19,787    215,554
    Lookers P.L.C.....................................................    34,191     34,957
    Low & Bonar P.L.C.................................................    44,867     42,075
   *Man Group P.L.C...................................................   258,929    322,543
    Management Consulting Group P.L.C.................................    25,041      9,404
    Marks & Spencer Group P.L.C.......................................   188,033    981,059
    Marshalls P.L.C...................................................    34,860     44,749
    Marston's P.L.C...................................................   132,282    230,442
   *McBride P.L.C.....................................................    42,318     79,590
    Mears Group P.L.C.................................................    12,210     51,492

                                     1196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
UNITED KINGDOM -- (Continued)
    Mecom Group P.L.C.................................................   4,221 $    4,555
    Meggitt P.L.C..................................................... 140,002    839,122
   #Melrose P.L.C.....................................................  73,549    253,729
    Melrose Resources P.L.C...........................................   2,371      4,387
    Michael Page International P.L.C..................................  20,330    116,600
    Micro Focus International P.L.C...................................   5,530     46,411
    Millennium & Copthorne Hotels P.L.C...............................  33,988    254,642
   *Mitchells & Butlers P.L.C.........................................  47,161    192,328
    Mitie Group P.L.C.................................................  74,055    314,362
    Mondi P.L.C.......................................................  75,740    644,361
    Moneysupermarket.com Group P.L.C..................................  76,979    171,089
    Morgan Crucible Co. P.L.C.........................................  62,908    248,557
    Morgan Sindall Group P.L.C........................................   6,889     72,313
    Mothercare P.L.C..................................................  19,114     59,340
    N Brown Group P.L.C...............................................  29,289    120,521
    National Express Group P.L.C......................................  68,518    226,053
    National Grid P.L.C...............................................   3,445     35,734
    National Grid P.L.C. Sponsored ADR................................  15,882    824,276
   *New World Resources P.L.C. Series A...............................   3,300     15,200
    Next P.L.C........................................................  12,985    653,813
   *Northgate P.L.C...................................................  22,554     70,030
    Novae Group P.L.C.................................................  10,009     56,808
   *Ocado Group P.L.C.................................................  25,424     30,094
    Old Mutual P.L.C.................................................. 629,589  1,549,782
    Oxford Instruments P.L.C..........................................   5,840    114,578
    Pace P.L.C........................................................  58,128    137,684
    PayPoint P.L.C....................................................   4,568     50,002
    Pearson P.L.C.....................................................   3,121     58,430
    Pearson P.L.C. Sponsored ADR......................................  62,532  1,174,351
   *Pendragon P.L.C................................................... 223,487     53,435
    Pennon Group P.L.C................................................  40,643    488,830
    Persimmon P.L.C...................................................  66,862    643,454
   *Petra Diamonds, Ltd...............................................   2,115      3,978
    Petrofac, Ltd.....................................................   9,303    216,401
    Petropavlovsk P.L.C...............................................  37,581    253,750
    Phoenix Group Holdings P.L.C......................................      98        745
    Phoenix IT Group, Ltd.............................................   2,221      6,016
    Photo-Me International P.L.C......................................  39,461     22,777
    Premier Farnell P.L.C.............................................  42,543    118,276
   *Premier Foods P.L.C...............................................  53,326     59,994
   *Premier Oil P.L.C.................................................  78,936    475,633
    Provident Financial P.L.C.........................................   8,011    161,260
    Prudential P.L.C.................................................. 133,912  1,593,520
    Prudential P.L.C. ADR.............................................  39,541    940,285
   *Punch Taverns P.L.C............................................... 158,338     14,873
   *PV Crystalox Solar P.L.C..........................................  43,221      4,879
    PZ Cussons P.L.C..................................................  23,540    113,042
    Qinetiq Group P.L.C............................................... 141,445    370,527
   *Quintain Estates & Development P.L.C..............................  59,057     46,016
    Randgold Resources, Ltd...........................................   1,838    165,208
    Rathbone Brothers P.L.C...........................................      49        990
   *Raven Russia, Ltd.................................................   7,827      7,529
    Reckitt Benckiser Group P.L.C.....................................  10,751    589,987
   *Redrow P.L.C......................................................  58,976    115,256
    Reed Elsevier P.L.C. ADR..........................................   6,110    205,846
    Regus P.L.C....................................................... 126,840    181,703
    Renishaw P.L.C....................................................   5,546    130,944
    Rentokil Initial P.L.C............................................ 241,412    271,753
    Resolution, Ltd................................................... 317,391  1,021,970
    Restaurant Group P.L.C............................................  26,063    133,013
    Rexam P.L.C....................................................... 188,817  1,283,315

                                     1197

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
UNITED KINGDOM -- (Continued)
    Ricardo P.L.C.....................................................  11,315 $    62,143
    Rightmove P.L.C...................................................  10,807     252,232
    Rio Tinto P.L.C...................................................  18,769     864,342
    Rio Tinto P.L.C. Sponsored ADR....................................  39,232   1,812,911
    RM P.L.C..........................................................  12,287      14,474
    Robert Walters P.L.C..............................................  18,804      55,168
   *Rolls-Royce Holdings P.L.C........................................ 117,120   1,556,833
    Rotork P.L.C......................................................   6,805     234,902
   *Royal Bank of Scotland Group P.L.C................................ 102,482     343,503
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.................   3,700      25,123
    Royal Dutch Shell P.L.C. ADR...................................... 185,909  13,117,739
    Royal Dutch Shell P.L.C. Series A.................................   3,024     102,764
    Royal Dutch Shell P.L.C. Series B.................................  59,695   2,099,922
    RPC Group P.L.C...................................................  36,380     233,567
    RPS Group P.L.C...................................................  57,716     218,394
    RSA Insurance Group P.L.C......................................... 768,468   1,307,801
    SABMiller P.L.C...................................................  30,600   1,319,386
    Safestore Holdings P.L.C..........................................  22,232      35,157
    Sage Group P.L.C.................................................. 228,723   1,028,535
    Sainsbury (J.) P.L.C.............................................. 170,874     864,182
   *Salamander Energy P.L.C...........................................  37,520     110,175
    Savills P.L.C.....................................................  30,035     173,493
    Schroders P.L.C...................................................  20,241     406,348
    Schroders P.L.C. Non-Voting.......................................   9,829     162,043
    SDL P.L.C.........................................................  20,333     218,067
    Senior P.L.C...................................................... 105,537     317,849
    Serco Group P.L.C.................................................  35,217     317,383
    Severfield-Rowen P.L.C............................................  16,707      39,627
    Severn Trent P.L.C................................................  18,370     496,184
    Shanks Group P.L.C................................................  87,744     107,661
    Shire P.L.C. ADR..................................................   3,900     336,102
    SIG P.L.C......................................................... 109,036     160,208
    Smith & Nephew P.L.C. Sponsored ADR...............................   6,600     336,666
    Smiths Group P.L.C................................................  26,800     447,059
    Smiths News P.L.C.................................................  40,578      72,830
   *SOCO International P.L.C..........................................  45,267     230,731
   *Southern Cross Healthcare Group P.L.C.............................  27,892          --
    Spectris P.L.C....................................................  17,304     418,414
    Speedy Hire P.L.C.................................................  55,394      20,745
    Spirax-Sarco Engineering P.L.C....................................   9,387     288,352
    Spirent Communications P.L.C......................................  84,310     217,802
    Spirit Pub Co. P.L.C.............................................. 158,338     127,904
   *Sports Direct International P.L.C.................................  38,350     172,984
    SSE P.L.C.........................................................  54,270   1,114,679
    St. Ives Group P.L.C..............................................   9,000      10,148
    St. James's Place P.L.C...........................................  30,767     165,296
    St. Modwen Properties P.L.C.......................................  38,644     107,195
    Stagecoach Group P.L.C............................................  58,891     260,155
    Standard Chartered P.L.C.......................................... 170,094   3,893,793
    Standard Life P.L.C............................................... 397,367   1,502,402
    Sthree P.L.C......................................................  10,289      46,429
   *SuperGroup P.L.C..................................................   5,121      33,480
    Synergy Health P.L.C..............................................  14,501     204,880
    TalkTalk Telecom Group P.L.C......................................  79,276     215,442
   *Talvivaara Mining Co. P.L.C.......................................  19,546      45,768
    Tate & Lyle P.L.C.................................................  66,559     687,536
    Taylor Wimpey P.L.C............................................... 767,384     529,568
   *Telecity Group P.L.C..............................................  21,324     286,118
    Telecom Plus P.L.C................................................   5,150      64,501
    TESCO P.L.C....................................................... 362,537   1,805,059
    Thomas Cook Group P.L.C........................................... 118,795      31,103

                                     1198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        SHARES        VALUE++
                                                                        ------        -------
UNITED KINGDOM -- (Continued)
    Topps Tiles P.L.C.................................................  17,420 $       11,999
    Travis Perkins P.L.C..............................................  51,763        815,796
   *Trinity Mirror P.L.C..............................................  56,180         23,318
    TT electronics P.L.C..............................................  33,119         76,720
    TUI Travel P.L.C.................................................. 105,022        299,922
    Tullett Prebon P.L.C..............................................  58,399        249,215
    Tullow Oil P.L.C..................................................  20,507        412,758
    UBM P.L.C.........................................................  37,493        375,726
   *UK Coal P.L.C.....................................................  35,646          4,687
    Ultra Electronics Holdings P.L.C..................................   5,152        118,346
    Unilever P.L.C....................................................     294         10,542
    Unilever P.L.C. Sponsored ADR.....................................  10,600        379,586
    Unite Group P.L.C.................................................  30,144         99,932
    United Utilities Group P.L.C......................................  53,529        572,441
    United Utilities Group P.L.C. ADR.................................     154          3,300
   *Vectura Group P.L.C...............................................  49,345         53,309
   *Vedanta Resources P.L.C...........................................  21,377        325,155
   *Veripos, Inc......................................................   3,564          6,859
    Victrex P.L.C.....................................................   5,665        112,439
    Vitec Group P.L.C. (The)..........................................   9,565         93,584
    Vodafone Group P.L.C..............................................  13,189         37,746
    Vodafone Group P.L.C. Sponsored ADR............................... 343,133      9,865,074
    Volex P.L.C.......................................................   1,054          3,856
    Weir Group P.L.C. (The)...........................................  28,894        746,199
    WH Smith P.L.C....................................................  15,166        130,720
    Whitbread P.L.C...................................................  30,915      1,032,780
    William Hill P.L.C................................................ 142,336        699,564
    William Morrison Supermarkets P.L.C............................... 268,636      1,166,337
   *Wincanton P.L.C...................................................  14,780          9,258
   *Wolfson Microelectronics P.L.C....................................  35,460        112,041
    Wolseley P.L.C....................................................  50,810      1,827,448
    Wolseley P.L.C. ADR...............................................   1,000          3,580
    WPP P.L.C.........................................................     641          8,105
    WPP P.L.C. Sponsored ADR..........................................  19,917      1,266,124
    WS Atkins P.L.C...................................................  10,816        125,170
    WSP Group P.L.C...................................................   6,174         42,011
   *Xchanging P.L.C...................................................  53,555         81,315
    Xstrata P.L.C..................................................... 176,940      2,338,214
  #*Yell Group P.L.C.................................................. 588,557         11,961
    Yule Catto & Co. P.L.C............................................  33,145         72,742
                                                                               --------------
TOTAL UNITED KINGDOM..................................................            172,006,659
                                                                               --------------
UNITED STATES -- (0.0%)
   *Johnson & Johnson.................................................      --              5
   *Molycorp, Inc.....................................................   1,901         33,116
                                                                               --------------
TOTAL UNITED STATES...................................................                 33,121
                                                                               --------------
TOTAL COMMON STOCKS...................................................          1,108,656,278
                                                                               --------------
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    AES Tiete SA......................................................   7,800        110,385
    Alpargatas SA.....................................................  12,320         72,506
    Banco ABC Brasil SA...............................................  10,650         54,674
    Banco Bradesco SA Sponsored ADR................................... 137,903      2,115,432
    Banco Daycoval SA.................................................  11,200         52,251
    Banco do Estado do Rio Grande do Sul SA Series B..................  29,650        235,122
    Banco Industrial e Comercial SA...................................  10,100         28,390
    Banco Panamericano SA.............................................  27,000         53,231
    Banco Pine SA.....................................................     456          2,915
    Braskem SA Preferred Series A.....................................  14,800         89,918
    Braskem SA Sponsored ADR..........................................   7,677         93,276

                                     1199

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES     VALUE++
                                                                                       ------     -------
BRAZIL -- (Continued)
    Centrais Eletricas Brasilerias SA................................................   4,000 $    38,883
    Centrais Eletricas de Santa Catarina SA..........................................   2,600      48,721
    Cia Brasileira de Distribuicao Grupo Pao de Acucar SA............................   2,800     113,273
    Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Series A Sponsored ADR.....  13,040     533,206
    Cia de Bebidas das Americas SA ADR...............................................  10,500     404,775
    Cia de Gas de Sao Paulo SA Preferred Series A....................................   2,800      59,506
   *Cia de Tecidos Norte de Minas - Coteminas SA.....................................  11,500      15,601
    Cia de Transmissao de Energia Eletrica Paulista SA Series A......................   2,600      73,437
    Cia Energetica de Minas Gerais SA................................................   5,328     101,548
    Cia Energetica de Minas Gerais SA Sponsored ADR..................................  10,140     192,761
    Cia Energetica de Sao Paulo SA Preferred Series B................................  12,900     234,746
    Cia Energetica do Ceara SA Preferred Series A....................................   5,000      93,720
    Cia Ferro Ligas da Bahia - Ferbasa...............................................  11,500      65,042
    Cia Paranaense de Energia SA Sponsored ADR Series A..............................   7,845     158,940
    Contax Participacoes SA..........................................................   6,800      69,520
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...........................  14,146     134,405
    Eucatex SA Industria e Comercio SA...............................................   4,600      14,591
    Gerdau SA........................................................................   8,687      78,849
    Gerdau SA Sponsored ADR..........................................................  96,183     875,265
   *Gol Linhas Aereas Inteligentes SA................................................   9,600      45,161
   *Inepar SA Industria e Construcoes................................................  14,900      15,560
    Itau Unibanco Holding SA.........................................................  58,500     924,090
    Itau Unibanco Holding SA ADR.....................................................  18,232     288,248
    Klabin SA........................................................................ 103,100     454,823
   *Kroton Educacional SA............................................................     198         197
    Lojas Americanas SA..............................................................  25,928     183,214
    Marcopolo SA.....................................................................  45,300     223,272
    Oi SA............................................................................   4,430      22,009
    Parana Banco SA..................................................................  12,000      74,956
    Petroleo Brasileiro SA ADR....................................................... 126,710   2,411,291
    Randon Participacoes SA..........................................................  26,400     116,592
    Saraiva SA Livreiros Editores....................................................   5,100      49,701
    Suzano Papel e Celulose SA.......................................................  35,625      70,061
   *TAM SA...........................................................................  10,900     280,479
    Telefonica Brasil SA ADR.........................................................  12,260     286,271
    Ultrapar Participacoes SA Sponsored ADR..........................................  35,912     840,700
   *Unipar Participacoes SA Preferred Series B....................................... 143,600      17,519
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A........................  56,705     204,218
    Vale SA Sponsored ADR............................................................  92,481   1,639,688
                                                                                              -----------
TOTAL BRAZIL.........................................................................          14,362,939
                                                                                              -----------
CHILE -- (0.0%)
   *Embotelladora Andina SA Preferred Series B.......................................  17,884     103,729
    Sociedad Quimica y Minera de Chile SA Sponsored ADR..............................     800      47,944
                                                                                              -----------
TOTAL CHILE..........................................................................             151,673
                                                                                              -----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE.....................................................  12,175     626,482
                                                                                              -----------
INDIA -- (0.0%)
   *Trent, Ltd.......................................................................      22         400
                                                                                              -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad................................................................. 152,220      12,383
                                                                                              -----------
SWEDEN -- (0.0%)
    Klovern AB.......................................................................     238       5,023
                                                                                              -----------
TOTAL PREFERRED STOCKS...............................................................          15,158,900
                                                                                              -----------


                                     1200

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          SHARES        VALUE++
                                                                                          ------        -------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR.......................................................     13,597            $17
   *Elia System Operator SA STRIP VVPR...............................................        222             28
   *Nyrstar NV STRIP VVPR............................................................     10,920             27
   *Tessenderlo Chemie NV STRIP VVPR.................................................        822            120
                                                                                                 --------------
TOTAL BELGIUM........................................................................                       192
                                                                                                 --------------
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12......         22              3
                                                                                                 --------------
GREECE -- (0.0%)
   *Teletypos S.A. Mega Channel Rights 08/06/12......................................      1,702              2
                                                                                                 --------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 04/20/13......................................        800             99
                                                                                                 --------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12............................................     18,471             --
                                                                                                 --------------
MALAYSIA -- (0.0%)
   *Malayan Flour Mills Berhad Warrants 05/09/17.....................................      1,900            237
                                                                                                 --------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12.......................................     36,749          3,658
                                                                                                 --------------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12.....................................................     63,549             32
                                                                                                 --------------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15............................................     83,112         10,452
   *Transcu Group, Ltd. Warrants 09/01/13............................................     27,000            434
                                                                                                 --------------
TOTAL SINGAPORE......................................................................                    10,886
                                                                                                 --------------
SOUTH KOREA -- (0.0%)
   *Dongbu Corp. Rights 08/23/12.....................................................      2,178             --
                                                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 07/27/12...............................................    444,394         81,471
   *Pescanova SA Rights 07/26/12.....................................................      1,666             20
                                                                                                 --------------
TOTAL SPAIN..........................................................................                    81,491
                                                                                                 --------------
UNITED KINGDOM -- (0.1%)
   *Melrose P.L.C. FPR 07/31/12......................................................    147,098        508,761
                                                                                                 --------------
TOTAL RIGHTS/WARRANTS................................................................                   605,361
                                                                                                 --------------

                                                                                         SHARES/
                                                                                          FACE
                                                                                         AMOUNT
                                                                                          (000)          VALUE+
                                                                                         -------         ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@DFA Short Term Investment Fund................................................... 38,000,000     38,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued at
     $2,912,939) to be repurchased at $2,855,838.....................................     $2,856      2,855,823
                                                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................................................                40,855,823
                                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,134,301,454)^^...........................................................            $1,165,276,362
                                                                                                 ==============

                                     1201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                         LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                       ----------- ------------ ------- ------------
Common Stocks
  Australia........................................................... $ 1,825,193 $ 59,259,432   --    $ 61,084,625
  Austria.............................................................          --    3,864,232   --       3,864,232
  Belgium.............................................................   1,437,668    7,080,150   --       8,517,818
  Brazil..............................................................  23,297,524           --   --      23,297,524
  Canada..............................................................  95,121,545       38,217   --      95,159,762
  Chile...............................................................   5,850,971           --   --       5,850,971
  China...............................................................   8,826,976   40,867,803   --      49,694,779
  Colombia............................................................     331,638           --   --         331,638
  Czech Republic......................................................          --    1,199,624   --       1,199,624
  Denmark.............................................................     591,270    7,820,663   --       8,411,933
  Egypt...............................................................          --      153,155   --         153,155
  Finland.............................................................      93,662   11,064,185   --      11,157,847
  France..............................................................   7,722,044   50,447,484   --      58,169,528
  Germany.............................................................   7,082,977   43,139,412   --      50,222,389
  Greece..............................................................     296,664    1,864,901   --       2,161,565
  Hong Kong...........................................................      17,735   20,328,851   --      20,346,586
  Hungary.............................................................      38,396      891,079   --         929,475
  India...............................................................   1,087,262   19,746,658   --      20,833,920
  Indonesia...........................................................     184,894   10,712,163   --      10,897,057
  Ireland.............................................................   1,248,924    3,780,586   --       5,029,510
  Israel..............................................................   1,069,098    3,212,519   --       4,281,617
  Italy...............................................................   2,228,632   14,865,958   --      17,094,590
  Japan...............................................................  12,057,017  155,447,050   --     167,504,067
  Malaysia............................................................          --   11,688,352   --      11,688,352
  Mexico..............................................................  16,265,114           --   --      16,265,114
  Netherlands.........................................................   5,604,418   15,033,648   --      20,638,066
  New Zealand.........................................................      27,250    2,360,061   --       2,387,311
  Norway..............................................................   1,230,305    8,584,750   --       9,815,055
  Peru................................................................     669,603           --   --         669,603
  Philippines.........................................................      65,300    5,532,870   --       5,598,170
  Poland..............................................................          --    4,311,909   --       4,311,909
  Portugal............................................................          --    2,507,670   --       2,507,670
  Russia..............................................................     286,005    7,430,349   --       7,716,354
  Singapore...........................................................          --   15,421,868   --      15,421,868
  South Africa........................................................   3,065,673   20,661,812   --      23,727,485
  South Korea.........................................................   3,742,870   40,920,097   --      44,662,967
  Spain...............................................................   3,120,419   13,484,719   --      16,605,138
  Sweden..............................................................     851,885   26,965,111   --      27,816,996
  Switzerland.........................................................   9,125,499   42,198,533   --      51,324,032
  Taiwan..............................................................     247,024   34,741,560   --      34,988,584
  Thailand............................................................   8,607,458      217,812   --       8,825,270
  Turkey..............................................................     121,514    5,330,828   --       5,452,342
  United Kingdom......................................................  54,535,616  117,471,043   --     172,006,659
  United States.......................................................      33,121           --   --          33,121

                                     1202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ------------------------------------------------
                                                                         LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                                       ------------ ------------ ------- --------------
Preferred Stocks
  Brazil..............................................................   14,362,939           --   --        14,362,939
  Chile...............................................................      151,673           --   --           151,673
  Germany.............................................................           --      626,482   --           626,482
  India...............................................................           --          400   --               400
  Malaysia............................................................           --       12,383   --            12,383
  Sweden..............................................................           --        5,023   --             5,023
Rights/Warrants
  Belgium.............................................................           --          192   --               192
  Brazil..............................................................            3           --   --                 3
  Greece..............................................................           --            2   --                 2
  Hong Kong...........................................................           --           99   --                99
  Italy...............................................................           --           --   --                --
  Malaysia............................................................           --          237   --               237
  Norway..............................................................           --        3,658   --             3,658
  Portugal............................................................           --           32   --                32
  Singapore...........................................................           --       10,886   --            10,886
  South Korea.........................................................           --           --   --                --
  Spain...............................................................           --       81,491   --            81,491
  United Kingdom......................................................           --      508,761   --           508,761
Securities Lending Collateral.........................................           --   40,855,823   --        40,855,823
                                                                       ------------ ------------   --    --------------
TOTAL................................................................. $292,523,779 $872,752,583   --    $1,165,276,362
                                                                       ============ ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1203

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                                                                           VALUE+
                                                                           ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company..................................... $62,885,530
                                                                         -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $64,230,021)^^............................................. $62,885,530
                                                                         ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                                     1204

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES   VALUE+
                                                                       ------   ------
COMMON STOCKS -- (90.5%)
Consumer Discretionary -- (15.0%)
   *1-800-FLOWERS.COM, Inc. Class A...................................  3,522 $ 12,363
    A.H. Belo Corp. Class A...........................................  5,125   21,217
    Acme United Corp..................................................    100    1,080
   *ALCO Stores, Inc..................................................  1,100    7,392
   *Aldila, Inc.......................................................  1,900    3,800
    Ambassadors Group, Inc............................................    313    1,709
   #American Greetings Corp. Class A..................................  3,700   49,173
   *America's Car-Mart, Inc...........................................  2,406  110,387
   *Arctic Cat, Inc...................................................  3,100  136,400
    Ark Restaurants Corp..............................................    411    6,128
   *Ascent Capital Group, Inc. Class A................................  1,823   90,749
   *Ballantyne Strong, Inc............................................  3,604   19,281
  #*Barnes & Noble, Inc............................................... 11,200  148,624
    Bassett Furniture Industries, Inc.................................  2,400   29,400
   *Beasley Broadcast Group, Inc. Class A.............................  1,850    9,287
   *Beazer Homes USA, Inc............................................. 14,334   33,255
    bebe stores, Inc..................................................  3,532   21,192
    Belo Corp. Class A................................................ 12,948   88,694
    Benihana, Inc.....................................................  2,206   35,781
    Big 5 Sporting Goods Corp.........................................    547    4,124
   *Biglari Holdings, Inc.............................................    310  116,482
   *Bluegreen Corp....................................................  8,286   39,690
    Blyth, Inc........................................................    846   29,001
    Bob Evans Farms, Inc..............................................  6,934  267,098
   #Bon-Ton Stores, Inc. (The)........................................    893    5,894
   *Books-A-Million, Inc..............................................  2,707    6,389
    Bowl America, Inc. Class A........................................    120    1,506
  #*Boyd Gaming Corp.................................................. 10,794   61,526
    Brown Shoe Co., Inc............................................... 11,700  160,992
   *Build-A-Bear Workshop, Inc........................................  4,475   20,809
   *Cabela's, Inc..................................................... 11,300  519,122
   *Cache, Inc........................................................  2,990   10,465
    Callaway Golf Co.................................................. 10,544   57,887
   *Cambium Learning Group, Inc.......................................  2,293    2,603
    Canterbury Park Holding Corp......................................    332    3,469
    Carriage Services, Inc............................................  4,499   36,352
   *Carrols Restaurant Group, Inc.....................................  1,660    8,981
   *Casual Male Retail Group, Inc.....................................  4,600   17,480
   *Cavco Industries, Inc.............................................  1,469   70,306
  #*Central European Media Enterprises, Ltd. Class A..................  3,200   16,128
   *Charles & Colvard, Ltd............................................    863    3,202
    Christopher & Banks Corp..........................................  4,071    8,875
    Churchill Downs, Inc..............................................  3,200  177,088
   *Citi Trends, Inc..................................................    887   13,332
   *Clear Channel Outdoor Holdings, Inc. Class A......................  4,900   24,794
   *Coast Distribution System, Inc. (The).............................    800    1,512
   *Cobra Electronics Corp............................................  1,000    4,570
   *Collective Brands, Inc............................................ 11,000  236,720
   #Columbia Sportswear Co............................................  1,400   70,826
  #*Conn's, Inc.......................................................  7,864  140,372
    Core-Mark Holding Co., Inc........................................  3,111  150,230
   *Corinthian Colleges, Inc.......................................... 16,301   32,928
    CSS Industries, Inc...............................................  2,542   47,637
    Culp, Inc.........................................................    768    7,680
   *Cumulus Media, Inc. Class A.......................................    774    1,950
   *Cybex International, Inc..........................................    446      549
   #D.R. Horton, Inc.................................................. 13,274  234,021
   *dELiA*s, Inc......................................................  4,300    6,536

                                     1205

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Delta Apparel, Inc................................................  1,640 $ 22,960
   *Digital Generation, Inc...........................................    400    4,264
    Dillard's, Inc. Class A...........................................  7,314  477,092
   *DineEquity, Inc...................................................  1,100   58,630
   *Dixie Group, Inc. (The)...........................................  3,300   11,418
   *Dorman Products, Inc..............................................    566   16,256
    Dover Downs Gaming & Entertainment, Inc...........................    937    2,558
   *Dover Motorsports, Inc............................................  3,360    5,040
  #*DreamWorks Animation SKG, Inc. Class A............................  3,113   59,770
   *E.W. Scripps Co. Class A (The).................................... 12,143  112,808
   *EDCI Holdings, Inc................................................  1,611    7,652
   *Education Management Corp.........................................    848    3,188
   *Emerson Radio Corp................................................  2,934    5,897
   *Entercom Communications Corp. Class A.............................  2,272   12,360
    Escalade, Inc.....................................................    794    4,764
   *Exide Technologies................................................     41      120
   *Federal-Mogul Corp................................................  9,173   91,271
   *Fisher Communications, Inc........................................  1,403   44,840
    Flexsteel Industries, Inc.........................................    600   12,834
    Foot Locker, Inc.................................................. 12,152  401,259
    Fred's, Inc. Class A..............................................  8,542  121,296
   *Fuel Systems Solutions, Inc.......................................    922   16,338
   *Full House Resorts, Inc...........................................  1,609    4,393
   *Furniture Brands International, Inc............................... 14,606   16,067
   *Gaiam, Inc. Class A...............................................  1,255    4,305
   #GameStop Corp. Class A............................................ 13,945  223,399
    Gaming Partners International Corp................................    300    1,857
    Gannett Co., Inc.................................................. 13,832  195,170
   *Gaylord Entertainment Co..........................................  6,157  226,270
   *Genesco, Inc......................................................  2,112  139,857
   *G-III Apparel Group, Ltd..........................................  2,120   52,088
   *Gray Television, Inc.............................................. 11,264   18,924
   *Gray Television, Inc. Class A.....................................    700    1,050
   #Group 1 Automotive, Inc...........................................  5,156  277,135
    Harte-Hanks, Inc..................................................  3,148   19,832
   *Hastings Entertainment, Inc.......................................  3,200    6,176
    Haverty Furniture Cos., Inc.......................................  4,608   51,978
   *Heelys, Inc.......................................................  2,100    4,095
   *Helen of Troy, Ltd................................................  7,600  231,496
  o*Here Media, Inc...................................................    340        3
  o*Here Media, Inc. Special Shares...................................    340        3
  #*hhgregg, Inc......................................................  1,188    8,173
   *Hollywood Media Corp..............................................  1,384    1,841
    Hooker Furniture Corp.............................................  2,723   32,104
    Hot Topic, Inc....................................................  4,834   49,113
  #*Iconix Brand Group, Inc...........................................  9,795  173,665
    International Speedway Corp. Class A..............................  4,800  123,072
   *Isle of Capri Casinos, Inc........................................  4,568   26,814
   *J. Alexander's Corp...............................................  2,399   31,283
    JAKKS Pacific, Inc................................................  6,285  100,686
    Jarden Corp....................................................... 12,066  545,383
   *Johnson Outdoors, Inc. Class A....................................  2,148   44,958
    Jones Group, Inc. (The)........................................... 17,199  181,793
   *Journal Communications, Inc. Class A.............................. 10,623   58,851
   #KB Home...........................................................  4,400   40,656
   *Kenneth Cole Productions, Inc. Class A............................  2,409   36,231
   *Kid Brands, Inc...................................................  3,700    5,661
   *Kirkland's, Inc...................................................  1,259   13,610
   *Krispy Kreme Doughnuts, Inc.......................................  7,413   45,219
  #*K-Swiss, Inc. Class A.............................................  3,732   11,607
    Lacrosse Footwear, Inc............................................  1,500   29,925

                                     1206

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES   VALUE+
                                                                       ------   ------
Consumer Discretionary -- (Continued)
   *Lakeland Industries, Inc..........................................  2,120 $ 13,992
   *Lazare Kaplan International, Inc..................................  1,563    3,517
   *La-Z-Boy, Inc.....................................................  3,691   44,144
   *LeapFrog Enterprises, Inc.........................................  8,500   97,665
   *Lee Enterprises, Inc..............................................  6,308    7,885
   #Lennar Corp. Class A.............................................. 25,500  744,855
    Lennar Corp. Class B Voting.......................................  2,960   67,192
    Lifetime Brands, Inc..............................................  2,974   38,305
    Lithia Motors, Inc. Class A.......................................  5,052  140,749
   *Live Nation Entertainment, Inc.................................... 20,165  179,872
   *Luby's, Inc.......................................................  7,944   52,669
   *M/I Homes, Inc....................................................  3,540   58,729
    Mac-Gray Corp.....................................................  3,700   51,171
   *Madison Square Garden Co. Class A (The)...........................  5,458  197,852
   *Maidenform Brands, Inc............................................  1,783   37,586
    Marcus Corp.......................................................  4,702   61,690
   *MarineMax, Inc....................................................  6,061   45,094
   *McClatchy Co. Class A (The)....................................... 11,361   18,291
    MDC Holdings, Inc.................................................  5,405  172,203
  #*Media General, Inc. Class A.......................................  5,800   28,362
    Men's Wearhouse, Inc. (The).......................................  5,400  147,150
   #Meredith Corp.....................................................  2,226   73,547
   *Meritage Homes Corp...............................................  3,075  107,932
   *Modine Manufacturing Co........................................... 10,307   69,160
   *Mohawk Industries, Inc............................................  7,687  510,647
   *Monarch Casino & Resort, Inc......................................  2,145   16,023
  #*Motorcar Parts of America, Inc....................................    759    3,378
    Movado Group, Inc.................................................  4,151   97,299
   *MTR Gaming Group, Inc.............................................  5,500   19,800
   *Multimedia Games Holding Co., Inc.................................  3,113   44,049
   *Nautilus, Inc.....................................................  5,568   17,818
   *Navarre Corp......................................................  4,987    6,683
   *Office Depot, Inc................................................. 11,380   20,256
   *OfficeMax, Inc.................................................... 15,844   71,140
   *Orient-Express Hotels, Ltd. Class A............................... 19,121  174,384
    Outdoor Channel Holdings, Inc.....................................  3,987   27,670
   *Pacific Sunwear of California, Inc................................  1,355    2,886
    Penske Automotive Group, Inc......................................  6,185  147,822
    Pep Boys - Manny, Moe & Jack (The)................................ 12,600  114,282
   *Perfumania Holdings, Inc..........................................  1,390   11,954
   *Perry Ellis International, Inc....................................  4,364   82,261
   *Pinnacle Entertainment, Inc....................................... 11,600  125,860
   *Point.360.........................................................    400      214
   *PulteGroup, Inc................................................... 18,400  207,920
   *Quiksilver, Inc................................................... 21,509   62,161
    R.G. Barry Corp...................................................    958   12,761
  #*Radio One, Inc. Class D...........................................  3,383    2,808
   #RadioShack Corp...................................................  3,671   10,683
   *Reading International, Inc. Class A...............................  1,086    5,365
   *Red Lion Hotels Corp..............................................  4,230   31,640
   *Red Robin Gourmet Burgers, Inc....................................  2,000   59,700
   #Regis Corp........................................................ 13,290  224,867
    Rent-A-Center, Inc................................................  9,000  320,040
   *Rick's Cabaret International, Inc.................................  1,800   15,192
   *Rocky Brands, Inc.................................................  1,900   21,926
   *Ruby Tuesday, Inc................................................. 17,122  109,752
   #Ryland Group, Inc. (The)..........................................  9,200  219,696
   *Saga Communications, Inc. Class A.................................  1,707   57,867
  #*Saks, Inc......................................................... 18,300  190,869
    Salem Communications Corp. Class A................................  4,900   23,961
   #Scholastic Corp...................................................  6,726  202,654

                                     1207

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                       ------      ------
Consumer Discretionary -- (Continued)
   *School Specialty, Inc.............................................  4,794 $    16,108
    Service Corp. International....................................... 19,991     256,884
    Shiloh Industries, Inc............................................  5,891      61,914
    Shoe Carnival, Inc................................................  5,209     115,640
   *Skechers U.S.A., Inc. Class A.....................................  7,157     142,711
    Skyline Corp......................................................  1,691       8,303
   *Smith & Wesson Holding Corp.......................................  2,500      25,250
   #Sonic Automotive, Inc. Class A....................................  5,487      93,937
   *Spanish Broadcasting System, Inc. Class A.........................     78         292
    Spartan Motors, Inc...............................................  5,354      27,305
    Speedway Motorsports, Inc......................................... 10,592     168,519
   *Sport Chalet, Inc. Class A........................................  4,484       6,502
   *Sport Chalet, Inc. Class B........................................    150         268
    Stage Stores, Inc.................................................  6,632     125,610
    Standard Motor Products, Inc......................................  5,844      82,167
   *Stanley Furniture Co., Inc........................................  3,305      13,517
   *Stein Mart, Inc...................................................  3,692      29,351
   *Steinway Musical Instruments, Inc.................................  2,578      63,522
    Stewart Enterprises, Inc. Class A................................. 19,953     136,279
   *Stoneridge, Inc...................................................    893       5,733
    Superior Industries International, Inc............................  5,967     101,976
    Superior Uniform Group, Inc.......................................  2,295      28,206
   *Systemax, Inc.....................................................  2,377      29,641
   *Tandy Brands Accessories, Inc.....................................  2,500       3,375
   #Thor Industries, Inc..............................................    219       6,292
   *Toll Brothers, Inc................................................ 12,877     375,622
   *Trans World Entertainment Corp....................................  8,600      25,800
   *Tuesday Morning Corp..............................................  1,300       6,578
   *Unifi, Inc........................................................  4,872      53,982
   *Universal Electronics, Inc........................................  1,453      18,293
    Vail Resorts, Inc.................................................    272      13,502
   *VOXX International Corp...........................................  4,853      36,349
   #Washington Post Co. Class B (The).................................    610     206,485
   *Wells-Gardner Electronics Corp....................................  1,121       2,578
    Wendy's Co. (The)................................................. 45,237     207,638
   *West Marine, Inc..................................................  6,279      64,234
   *Wet Seal, Inc. Class A (The)......................................  3,585       9,823
    Weyco Group, Inc..................................................    493      11,733
    Whirlpool Corp....................................................  3,221     217,611
   *WMS Industries, Inc...............................................  4,797      88,121
   *Zale Corp.........................................................  3,300       9,966
                                                                              -----------
Total Consumer Discretionary..........................................         16,603,913
                                                                              -----------
Consumer Staples -- (4.6%)
    Alico, Inc........................................................    767      22,419
   *Alliance One International, Inc................................... 16,563      53,995
    Andersons, Inc. (The).............................................  2,900     110,113
    Cal-Maine Foods, Inc..............................................  2,400      90,552
    CCA Industries, Inc...............................................    400       1,900
  #*Central European Distribution Corp................................  6,120      19,951
   *Central Garden & Pet Co...........................................  2,954      31,726
   *Central Garden & Pet Co. Class A..................................  9,618     109,838
   *Chiquita Brands International, Inc................................ 10,547      54,633
    Coca-Cola Bottling Co. Consolidated...............................    485      32,577
   *Constellation Brands, Inc. Class A................................ 21,857     616,586
   *Craft Brew Alliance, Inc..........................................  3,112      26,576
  #*Dole Food Co., Inc................................................ 10,751     126,539
   *Farmer Bros. Co...................................................  4,400      34,320
    Fresh Del Monte Produce, Inc......................................  9,637     236,106
    Golden Enterprises, Inc...........................................    678       2,339
    Griffin Land & Nurseries, Inc.....................................    390      11,232

                                     1208

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Consumer Staples -- (Continued)
   *Hain Celestial Group, Inc. (The).................................. 11,600 $  646,004
  #*Harbinger Group, Inc..............................................  1,600     14,816
    Ingles Markets, Inc. Class A......................................  3,039     49,718
    Inter Parfums, Inc................................................    779     12,667
   *John B. Sanfilippo & Son, Inc.....................................  1,796     30,460
   *Mannatech, Inc....................................................    682      4,126
    MGP Ingredients, Inc..............................................  4,280     13,910
    Nash-Finch Co.....................................................  3,213     61,561
   *Natural Alternatives International, Inc...........................    600      4,026
   *Nutraceutical International Corp..................................  2,600     38,766
    Oil-Dri Corp. of America..........................................    882     19,342
   *Omega Protein Corp................................................  4,830     40,234
   #Orchids Paper Products Co.........................................    700     11,900
   *Overhill Farms, Inc...............................................    400      1,540
   *Pantry, Inc. (The)................................................  5,960     84,811
   *Physicians Formula Holdings, Inc..................................  2,630      9,363
   *Pilgrim's Pride Corp..............................................    242      1,125
   *Post Holdings, Inc................................................  5,638    166,885
   *Prestige Brands Holdings, Inc..................................... 11,035    181,084
   *Ralcorp Holdings, Inc.............................................  5,885    351,158
   #Safeway, Inc......................................................  1,175     18,271
   *Seneca Foods Corp. Class A........................................    889     21,941
   *Smart Balance, Inc................................................ 10,495     99,912
   *Smithfield Foods, Inc............................................. 24,627    455,600
    Snyders-Lance, Inc................................................  3,100     72,633
    Spartan Stores, Inc...............................................  5,011     86,189
   *Spectrum Brands Holdings, Inc.....................................  4,989    183,745
    Stephan Co. (The).................................................    200        470
   #SUPERVALU, Inc.................................................... 18,144     44,816
   *Susser Holdings Corp..............................................  2,447     88,361
   *TreeHouse Foods, Inc..............................................  4,206    235,494
    Universal Corp....................................................  3,612    164,490
    Village Super Market, Inc. Class A................................    726     25,708
    Weis Markets, Inc.................................................  6,017    261,920
                                                                              ----------
Total Consumer Staples................................................         5,084,448
                                                                              ----------
Energy -- (5.8%)
    Adams Resources & Energy, Inc.....................................    489     20,323
    Alon USA Energy, Inc..............................................  6,173     67,409
   *Approach Resources, Inc...........................................     50      1,320
   *Barnwell Industries, Inc..........................................    480      1,440
  #*Basic Energy Services, Inc........................................    941     10,182
   #Berry Petroleum Co. Class A.......................................    202      7,680
   *Bill Barrett Corp.................................................  4,418     93,043
    Bolt Technology Corp..............................................  1,400     20,370
  #*BPZ Resources, Inc................................................  8,600     19,608
    Bristow Group, Inc................................................  5,612    256,861
   *Cal Dive International, Inc....................................... 15,652     25,356
   *Callon Petroleum Co...............................................  1,158      5,755
   *Carrizo Oil & Gas, Inc............................................    300      7,563
  #*Clayton Williams Energy, Inc......................................     36      1,486
   *Comstock Resources, Inc...........................................  2,758     44,624
   *Contango Oil & Gas Co.............................................     11        652
   *Crimson Exploration, Inc..........................................  6,712     29,533
   *Dawson Geophysical Co.............................................  2,215     51,034
    Delek US Holdings, Inc............................................  6,871    135,634
    DHT Holdings, Inc.................................................    538      3,554
   *Double Eagle Petroleum Co.........................................  1,300      5,395
  #*Endeavour International Corp...................................... 10,559     90,491
   *Energy Partners, Ltd..............................................  5,925    100,132
   *ENGlobal Corp.....................................................  2,200      3,146

                                     1209

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------     ------
Energy -- (Continued)
   *Exterran Holdings, Inc............................................  9,741 $  143,875
  #*Forest Oil Corp...................................................  2,210     15,138
   *Geokinetics, Inc..................................................  2,700        810
   *GeoMet, Inc.......................................................  3,300      1,155
   *GeoResources, Inc.................................................    496     16,596
   *Global Geophysical Services, Inc..................................  5,630     33,048
  #*Green Plains Renewable Energy, Inc................................  6,100     27,084
    Gulf Island Fabrication, Inc......................................  2,703     75,170
   *Gulfmark Offshore, Inc. Class A...................................  3,413    122,697
  #*Harvest Natural Resources, Inc....................................  7,276     57,335
   *Helix Energy Solutions Group, Inc................................. 14,810    264,803
   *Hercules Offshore, Inc............................................ 20,035     71,926
   *HKN, Inc..........................................................  5,668     12,753
   *Hornbeck Offshore Services, Inc...................................  5,668    240,040
   *Lucas Energy, Inc.................................................  3,400      5,848
  #*Magnum Hunter Resources Corp......................................  9,577     36,393
   *Matrix Service Co.................................................  3,683     38,156
   *Mexco Energy Corp.................................................    100        580
   *Miller Energy Resources, Inc......................................    552      2,147
   *Mitcham Industries, Inc...........................................    563      9,948
   *Nabors Industries, Ltd............................................ 16,169    223,779
   *Natural Gas Services Group, Inc...................................  2,866     41,557
   *Newpark Resources, Inc............................................ 10,374     70,854
   #Nordic American Tankers, Ltd......................................    841      9,840
   #Overseas Shipholding Group, Inc...................................  2,316     13,248
   *Parker Drilling Co................................................ 17,533     81,178
  #*Patriot Coal Corp.................................................    268         27
   #Patterson-UTI Energy, Inc......................................... 12,700    196,596
   *PDC Energy, Inc...................................................  4,960    129,952
    Penn Virginia Corp................................................  6,970     46,699
   *PHI, Inc. Non-Voting..............................................  3,000     80,040
   *Pioneer Energy Services Corp...................................... 14,053    112,986
   *Plains Exploration & Production Co................................  7,702    307,772
   *REX American Resources Corp.......................................  2,075     36,624
   *Rex Energy Corp...................................................  2,000     25,360
   *Rowan Cos. P.L.C.................................................. 15,342    538,964
   *SEACOR Holdings, Inc..............................................  3,280    278,636
    Ship Finance International, Ltd...................................  1,728     25,021
   *Stone Energy Corp.................................................  1,563     41,044
   *Superior Energy Services, Inc.....................................  3,100     67,177
   *Swift Energy Co...................................................  8,400    156,996
    Teekay Corp.......................................................  6,873    211,207
   *Tesco Corp........................................................  2,009     23,284
   *Tesoro Corp....................................................... 15,807    437,064
   *TETRA Technologies, Inc...........................................  8,631     59,813
    Tidewater, Inc....................................................  6,400    310,848
   *Triangle Petroleum Corp...........................................  6,236     34,859
   *Union Drilling, Inc...............................................  6,400     22,912
   *Unit Corp.........................................................  5,926    235,618
  #*USEC, Inc......................................................... 28,283     27,152
   *VAALCO Energy, Inc................................................  4,200     30,786
   *Verenium Corp.....................................................    236      1,031
   *Warren Resources, Inc.............................................  1,757      4,076
   #Western Refining, Inc............................................. 11,599    272,924
   *Willbros Group, Inc...............................................  6,136     42,032
                                                                              ----------
Total Energy..........................................................         6,376,049
                                                                              ----------
Financials -- (23.5%)
    1st Source Corp...................................................  7,021    156,007
   *1st United Bancorp, Inc...........................................  2,700     16,011
   *21st Century Holding Co...........................................  2,400     11,256

                                     1210

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    Access National Corp..............................................    458 $  6,330
   *Alexander & Baldwin, Inc..........................................  5,682  182,051
    Alliance Financial Corp...........................................    506   17,776
    Allied World Assurance Co. Holdings, Ltd..........................  3,850  290,405
    Alterra Capital Holdings, Ltd..................................... 10,901  253,666
   *American Capital, Ltd............................................. 36,462  363,162
   #American Equity Investment Life Holding Co........................  6,000   70,020
    American Financial Group, Inc..................................... 12,615  475,712
    American National Bankshares, Inc.................................    702   15,879
   *American National Insurance Co....................................  2,880  202,838
   *American Safety Insurance Holdings, Ltd...........................  2,457   43,857
   *Ameris Bancorp....................................................  4,419   52,763
   *AMERISAFE, Inc....................................................  3,400   84,881
   *AmeriServ Financial, Inc..........................................  6,300   18,018
    Argo Group International Holdings, Ltd............................  5,310  156,167
    Aspen Insurance Holdings, Ltd.....................................  8,831  253,803
    Associated Banc-Corp.............................................. 24,100  301,009
    Assurant, Inc..................................................... 16,700  604,707
    Assured Guaranty, Ltd.............................................  8,464  101,399
   #Astoria Financial Corp............................................  5,521   52,008
    Auburn National Bancorporation, Inc...............................     44      953
   *AV Homes, Inc.....................................................  1,654   20,477
    Axis Capital Holdings, Ltd........................................ 15,369  505,025
    Baldwin & Lyons, Inc. Class B.....................................  3,050   70,852
    Bancfirst Corp....................................................  1,600   64,992
   *Bancorp, Inc. (The)...............................................  3,093   28,920
   #BancorpSouth, Inc.................................................  1,141   16,533
   *BancTrust Financial Group, Inc....................................  4,257   12,601
    Bank Mutual Corp..................................................  7,255   30,906
    Bank of Commerce Holdings.........................................  1,233    5,055
    Bank of Kentucky Financial Corp...................................    168    4,128
   *BankAtlantic Bancorp, Inc. Class A................................  2,035   12,291
    BankFinancial Corp................................................  5,991   47,089
    Banner Corp.......................................................  4,708  107,013
    Bar Harbor Bankshares.............................................    259    9,021
   *BBCN Bancorp, Inc.................................................  4,812   54,568
   #BCB Bancorp, Inc..................................................    194    2,051
   *Beneficial Mutual Bancorp, Inc....................................  8,224   70,397
    Berkshire Hills Bancorp, Inc......................................  6,204  139,342
   *BofI Holding, Inc.................................................  2,382   48,045
    Boston Private Financial Holdings, Inc............................ 13,691  128,832
    Brookline Bancorp, Inc............................................  6,837   57,499
    Bryn Mawr Bank Corp...............................................    349    7,217
    Calamos Asset Management, Inc. Class A............................    500    5,285
    California First National Bancorp.................................  1,000   16,240
    Camden National Corp..............................................    573   20,668
   *Cape Bancorp, Inc.................................................    439    4,074
   #Capital City Bank Group, Inc......................................  1,869   13,700
    Capital Southwest Corp............................................    300   31,320
    CapitalSource, Inc................................................ 36,686  240,293
    Cardinal Financial Corp...........................................  7,321   93,709
    Cathay General Bancorp............................................ 14,100  228,279
    Center Bancorp, Inc...............................................    601    6,641
    Centerstate Banks, Inc............................................  2,020   15,655
   *Central Pacific Financial Corp....................................    777   10,412
    Century Bancorp, Inc. Class A.....................................    134    4,031
    CFS Bancorp, Inc..................................................  3,312   17,785
    Chemical Financial Corp...........................................  5,945  133,346
   *Citizens Community Bancorp, Inc...................................  2,054   11,626
    Citizens Holding Co...............................................    171    3,352
   *Citizens, Inc.....................................................  1,063   10,991

                                     1211

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
   #City Holding Co...................................................  1,379 $ 45,576
    Clifton Savings Bancorp, Inc......................................    834    8,132
    CNB Financial Corp................................................    439    7,230
    CNO Financial Group, Inc.......................................... 32,460  269,093
    CoBiz Financial, Inc..............................................  4,891   32,770
    Columbia Banking System, Inc......................................  5,011   90,449
    Commercial National Financial Corp................................    162    3,402
    Community Bank System, Inc........................................  6,629  182,364
    Community Trust Bancorp, Inc......................................  3,145  106,741
   *CompuCredit Holdings Corp.........................................  4,556   20,046
    Consolidated-Tokoma Land Co.......................................    558   15,702
   *Cowen Group, Inc. Class A.........................................  8,264   20,660
    Dime Community Bancshares, Inc....................................  4,302   62,379
    Donegal Group, Inc. Class A.......................................  6,327   84,782
    Donegal Group, Inc. Class B.......................................    592   10,549
   *E*Trade Financial Corp............................................ 37,287  284,500
   #East West Bancorp, Inc............................................  3,954   86,197
    Eastern Insurance Holdings, Inc...................................  3,064   48,595
    Edelman Financial Group, Inc......................................  6,490   56,268
    EMC Insurance Group, Inc..........................................  4,544   91,880
    Employers Holdings, Inc...........................................  2,000   35,760
    Endurance Specialty Holdings, Ltd.................................  7,409  256,870
   *Enstar Group, Ltd.................................................  1,095  102,361
    Enterprise Bancorp, Inc...........................................    338    5,614
    Enterprise Financial Services Corp................................  1,899   23,832
    ESB Financial Corp................................................  1,511   21,290
    ESSA Bancorp, Inc.................................................  2,833   29,945
   *Farmers Capital Bank Corp.........................................  1,442   11,507
    FBL Financial Group, Inc. Class A.................................  6,070  187,866
    Federal Agricultural Mortgage Corp. Class C.......................  1,100   27,654
    Fidelity National Financial, Inc. Class A......................... 26,568  494,696
    Fidelity Southern Corp............................................  1,330   12,074
    Financial Institutions, Inc.......................................  1,393   23,960
   *First Acceptance Corp.............................................  5,500    6,765
    First American Financial Corp.....................................  4,882   89,438
    First Bancorp.....................................................  3,069   26,148
   *First BanCorp.....................................................    778    2,941
   #First Bancorp, Inc................................................    842   14,146
    First Busey Corp..................................................  9,462   44,093
   *First California Financial Group, Inc.............................  1,900   12,749
    First Citizens BancShares, Inc. Class A...........................    648  106,460
    First Commonwealth Financial Corp................................. 13,372   93,738
    First Community Bancshares, Inc...................................  2,358   34,167
    First Defiance Financial Corp.....................................  2,422   39,358
  #*First Federal Bancshares of Arkansas, Inc.........................    560    4,659
   *First Federal of Northern Michigan Bancorp, Inc...................    200      678
    First Financial Corp..............................................  1,400   41,510
    First Financial Holdings, Inc.....................................  2,487   29,347
   *First Financial Northwest, Inc....................................  1,300   10,660
   #First Horizon National Corp.......................................  5,057   41,619
    First Interstate BancSystem, Inc..................................  1,111   16,010
   *First Investors Financial Services Group, Inc.....................    500    4,700
   *First Marblehead Corp. (The)......................................  7,864    8,414
    First Merchants Corp..............................................  8,056  114,637
    First Midwest Bancorp, Inc........................................  9,583  108,288
    First Niagara Financial Group, Inc................................ 46,060  349,135
    First Pactrust Bancorp, Inc.......................................    200    2,250
   *First Place Financial Corp........................................  3,970    2,978
   *First South Bancorp, Inc..........................................    720    3,053
    Firstbank Corp....................................................    105    1,027
   *FirstCity Financial Corp..........................................  3,212   28,908

                                     1212

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    FirstMerit Corp...................................................  8,064 $130,637
    Flagstone Reinsurance Holdings SA.................................  9,122   63,672
    Flushing Financial Corp...........................................  4,584   64,680
    FNB Corp..........................................................  9,466  102,990
  #*Forest City Enterprises, Inc. Class A.............................    225    3,175
   *Forestar Group, Inc...............................................    552    6,282
   *Franklin Financial Corp...........................................    203    3,276
    Fulton Financial Corp............................................. 16,400  150,716
   *Genworth Financial, Inc. Class A.................................. 32,301  162,797
   #German American Bancorp, Inc......................................  2,806   57,102
   *Global Indemnity P.L.C............................................  1,977   37,998
    Great Southern Bancorp, Inc.......................................  2,101   64,396
   *Greene Bancshares, Inc............................................  3,936    7,124
   *Greenlight Capital Re, Ltd. Class A...............................  3,046   71,764
   *Guaranty Bancorp.................................................. 13,156   25,260
   *Guaranty Federal Bancshares, Inc..................................    100      689
   *Hallmark Financial Services, Inc..................................  4,363   35,995
    Hampden Bancorp, Inc..............................................  1,000   12,610
   *Hanmi Financial Corp..............................................  1,585   17,356
    Hanover Insurance Group, Inc. (The)...............................  5,557  194,884
    Harleysville Savings Financial Corp...............................    132    2,277
   *Harris & Harris Group, Inc........................................  6,066   22,566
    HCC Insurance Holdings, Inc.......................................  7,140  218,770
    Heartland Financial USA, Inc......................................  1,208   31,565
  #*Heritage Commerce Corp............................................  4,200   25,746
    Heritage Financial Corp...........................................    621    8,601
    HF Financial Corp.................................................    363    4,643
   *Hilltop Holdings, Inc.............................................  5,780   60,748
    Hingham Institution for Savings...................................     94    5,707
   *HMN Financial, Inc................................................    750    2,092
   *Home Bancorp, Inc.................................................    724   12,178
    Home Federal Bancorp, Inc.........................................  2,400   23,808
    Homeowners Choice, Inc............................................  1,478   26,796
    HopFed Bancorp, Inc...............................................    683    5,122
    Horace Mann Educators Corp........................................  5,408   94,316
    Horizon Bancorp...................................................    109    2,941
    Hudson City Bancorp, Inc.......................................... 31,261  198,507
    Hudson Valley Holding Corp........................................    460    7,756
    IBERIABANK Corp...................................................  3,705  173,505
   *Imperial Holdings, Inc............................................    147      563
    Independence Holding Co...........................................  6,112   57,697
   #Independent Bank Corp. (453836108)................................  2,014   59,836
   *Independent Bank Corp. (453838609)................................    340      983
    Infinity Property & Casualty Corp.................................  2,703  156,260
    International Bancshares Corp.....................................  7,278  133,406
   *Intervest Bancshares Corp. Class A................................  1,700    6,409
   *INTL. FCStone, Inc................................................    500    9,525
   *Investment Technology Group, Inc..................................  2,856   23,648
    Investors Title Co................................................     79    4,227
   #Janus Capital Group, Inc.......................................... 11,091   80,188
   *Jefferies Group, Inc.............................................. 15,174  190,282
    JMP Group, Inc....................................................  1,380    8,597
    Kaiser Federal Financial Group, Inc...............................    735   10,687
    Kearny Financial Corp.............................................  2,543   24,718
    Kemper Corp.......................................................  7,692  251,682
    Kentucky First Federal Bancorp....................................    120      901
   *Knight Capital Group, Inc. Class A................................ 14,487  149,651
    Lakeland Bancorp, Inc.............................................  6,398   60,269
    Lakeland Financial Corp...........................................  1,623   41,776
    Landmark Bancorp, Inc.............................................    156    3,134
    Legg Mason, Inc................................................... 15,412  377,902

                                     1213

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    LNB Bancorp, Inc..................................................  2,597 $ 15,504
   *Louisiana Bancorp, Inc............................................    696   11,160
   *Macatawa Bank Corp................................................  2,700    8,775
    Maiden Holdings, Ltd..............................................  6,235   52,935
    MainSource Financial Group, Inc...................................  4,541   53,039
  #*Markel Corp.......................................................    340  146,900
    Marlin Business Services Corp.....................................  2,600   39,936
    MB Financial, Inc................................................. 10,800  218,052
  #*MBIA, Inc......................................................... 22,678  216,575
   *MBT Financial Corp................................................  3,800   11,210
    MCG Capital Corp.................................................. 13,889   60,834
    Meadowbrook Insurance Group, Inc.................................. 11,385   80,150
    Medallion Financial Corp..........................................  4,208   46,625
   *Mercantile Bank Corp..............................................  1,115   18,464
    Merchants Bancshares, Inc.........................................    591   15,626
   #Mercury General Corp..............................................    300   10,866
   *Meridian Interstate Bancorp, Inc..................................  1,033   15,877
    Meta Financial Group, Inc.........................................     85    1,814
   *Metro Bancorp, Inc................................................  2,783   34,788
   *MetroCorp Bancshares, Inc.........................................    503    5,201
   *MGIC Investment Corp.............................................. 20,200   48,682
    MicroFinancial, Inc...............................................  2,400   23,160
    MidSouth Bancorp, Inc.............................................  2,318   33,032
    Montpelier Re Holdings, Ltd....................................... 10,557  213,885
    MutualFirst Financial, Inc........................................    414    4,624
    NASDAQ OMX Group, Inc. (The)...................................... 24,288  551,338
   *National Financial Partners Corp..................................    400    5,940
    National Interstate Corp..........................................    347    9,088
   #National Penn Bancshares, Inc..................................... 18,842  166,563
    National Western Life Insurance Co. Class A.......................     77   10,902
   *Navigators Group, Inc. (The)......................................  3,646  176,576
    NBT Bancorp, Inc..................................................  3,500   73,535
    Nelnet, Inc. Class A..............................................  4,590  107,911
    New Hampshire Thrift Bancshares, Inc..............................    200    2,508
   *NewBridge Bancorp.................................................  2,100    8,631
   *NewStar Financial, Inc............................................  5,045   60,136
    Nicholas Financial, Inc...........................................    247    3,265
   *North Valley Bancorp..............................................     40      549
    Northeast Community Bancorp, Inc..................................  4,700   25,122
    Northfield Bancorp, Inc...........................................  2,436   36,467
    Northrim Bancorp, Inc.............................................    341    6,875
    Northwest Bancshares, Inc.........................................  5,492   63,982
    Norwood Financial Corp............................................     40    1,115
    OceanFirst Financial Corp.........................................  2,040   27,764
    Ohio Valley Banc Corp.............................................    197    3,838
    Old Republic International Corp................................... 34,668  279,424
   *OmniAmerican Bancorp, Inc.........................................  1,963   41,203
    OneBeacon Insurance Group, Ltd. Class A...........................  4,000   50,760
    Oppenheimer Holdings, Inc. Class A................................  1,595   22,186
    Oriental Financial Group, Inc.....................................  7,288   75,649
    Oritani Financial Corp............................................    900   12,681
  #*Pacific Capital Bancorp...........................................  1,196   54,562
    Pacific Continental Corp..........................................  1,612   14,879
   *Pacific Mercantile Bancorp........................................  2,264   15,124
   *Pacific Premier Bancorp, Inc......................................    800    7,128
    PacWest Bancorp...................................................  1,700   38,947
   #Park National Corp................................................    370   25,064
   *Park Sterling Corp................................................  1,569    7,202
    PartnerRe, Ltd....................................................  6,290  455,648
   *Patriot National Bancorp..........................................    600      936
    Peapack-Gladstone Financial Corp..................................    821   12,561


                                     1214

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Financials -- (Continued)
    Peoples Bancorp, Inc..............................................  2,919 $ 63,809
    People's United Financial, Inc.................................... 39,918  457,460
   *PHH Corp..........................................................  5,778   93,661
   *Phoenix Cos., Inc. (The).......................................... 11,718   19,100
   *PICO Holdings, Inc................................................  3,761   90,678
   *Pinnacle Financial Partners, Inc..................................  5,351  104,612
   *Piper Jaffray Cos., Inc...........................................  3,300   70,323
    Platinum Underwriters Holdings, Ltd...............................  4,972  189,035
   *Popular, Inc......................................................      2       30
  #*Preferred Bank....................................................    162    1,746
    Presidential Life Corp............................................  6,304   87,563
    Primerica, Inc....................................................    191    5,228
   #PrivateBancorp, Inc...............................................  5,637   86,359
    ProAssurance Corp.................................................  4,119  368,939
   #Prosperity Bancshares, Inc........................................  3,076  124,793
   #Protective Life Corp..............................................  9,600  267,936
    Provident Financial Holdings, Inc.................................  2,100   25,704
    Provident Financial Services, Inc................................. 10,873  165,596
    Provident New York Bancorp........................................  8,908   73,580
   *Prudential Bancorp, Inc. of Pennsylvania..........................    194    1,084
   #Pulaski Financial Corp............................................  1,241    9,295
    QC Holdings, Inc..................................................    800    2,808
    QCR Holdings, Inc.................................................    225    3,015
   #Radian Group, Inc................................................. 34,400   96,320
    Reinsurance Group of America, Inc................................. 10,860  604,576
    RenaissanceRe Holdings, Ltd.......................................  1,700  125,783
    Renasant Corp.....................................................  5,526   97,810
    Republic Bancorp, Inc. Class A....................................  1,801   42,522
   *Republic First Bancorp, Inc.......................................    425      880
    Resource America, Inc. Class A....................................  6,061   36,790
   *Riverview Bancorp, Inc............................................  4,200    5,964
    Rockville Financial, Inc..........................................  1,993   23,218
    Roma Financial Corp...............................................  1,800   16,362
    S&T Bancorp, Inc..................................................  4,263   70,340
   *Safeguard Scientifics, Inc........................................  3,390   52,443
    Safety Insurance Group, Inc.......................................  3,321  140,744
    Sandy Spring Bancorp, Inc.........................................  4,334   77,189
    SCBT Financial Corp...............................................  1,586   58,745
    SeaBright Holdings, Inc...........................................  4,743   39,983
   *Seacoast Banking Corp. of Florida.................................  4,523    6,332
    Selective Insurance Group, Inc.................................... 10,900  188,134
    Shore Bancshares, Inc.............................................    479    2,534
    SI Financial Group, Inc...........................................  1,191   13,935
    Sierra Bancorp....................................................    974   10,402
    Simmons First National Corp. Class A..............................  1,631   38,068
   *Southern Community Financial Corp.................................  6,200   19,530
   *Southern Connecticut Bancorp, Inc.................................    100      118
   *Southern First Bancshares, Inc....................................    242    2,030
    Southside Bancshares, Inc.........................................  1,178   24,575
   *Southwest Bancorp, Inc............................................  5,301   48,769
    Southwest Georgia Financial Corp..................................     98      843
    StanCorp Financial Group, Inc.....................................  5,319  158,293
    State Auto Financial Corp......................................... 10,929  141,749
    StellarOne Corp...................................................  4,809   64,393
    Sterling Bancorp..................................................  2,704   25,931
   #Stewart Information Services Corp.................................  3,616   61,725
   *Stratus Properties, Inc...........................................    650    5,428
   *Suffolk Bancorp...................................................    184    2,392
   *Sun Bancorp, Inc..................................................  8,064   23,708
    Susquehanna Bancshares, Inc....................................... 27,219  290,155
   *SWS Group, Inc....................................................  2,700   15,471


                                     1215

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Financials -- (Continued)
    Symetra Financial Corp............................................  4,635 $    53,905
    Synovus Financial Corp............................................ 27,333      51,933
   *Taylor Capital Group, Inc.........................................  3,218      56,154
   #TCF Financial Corp................................................  2,895      29,905
    Teche Holding Co..................................................     27       1,031
    Territorial Bancorp, Inc..........................................    408       9,588
    TF Financial Corp.................................................    187       4,361
    Thomas Properties Group, Inc......................................  8,128      40,965
   *TIB Financial Corp................................................    206       2,254
  o*TierOne Corp......................................................  5,100          --
   *Timberland Bancorp, Inc...........................................    400       2,072
    Tompkins Financial Corp...........................................    300      11,778
    Tower Group, Inc..................................................  4,318      80,488
    TowneBank.........................................................  2,172      31,060
   *Tree.com, Inc.....................................................    400       5,168
  o*Trenwick Group, Ltd...............................................  1,225          --
    TriCo Bancshares..................................................  1,741      26,550
    TrustCo Bank Corp.................................................  5,490      30,250
   #Trustmark Corp....................................................  9,100     220,038
   #UMB Financial Corp................................................  4,100     197,046
    Umpqua Holdings Corp.............................................. 22,100     275,808
    Unico American Corp...............................................  1,400      14,000
    Union First Market Bankshares Corp................................  5,079      77,556
   #United Bankshares, Inc............................................  2,058      47,951
   *United Community Banks, Inc.......................................  3,178      21,642
   *United Community Financial Corp...................................  1,007       2,679
    United Financial Bancorp, Inc.....................................  3,624      51,642
    United Fire Group, Inc............................................  5,738     112,465
   *Unity Bancorp, Inc................................................    540       3,224
    Universal Insurance Holdings, Inc.................................  3,746      11,987
    Univest Corp. of Pennsylvania.....................................  1,774      28,224
    Validus Holdings, Ltd.............................................  7,095     230,800
    ViewPoint Financial Group, Inc....................................  1,550      27,288
   *Virginia Commerce Bancorp, Inc....................................  3,323      26,817
    Washington Banking Co.............................................  1,905      26,632
    Washington Federal, Inc........................................... 13,051     207,902
    Washington Trust Bancorp, Inc.....................................  1,732      42,988
   *Waterstone Financial, Inc.........................................  1,793       5,971
    Webster Financial Corp............................................ 11,488     235,734
    WesBanco, Inc.....................................................  6,121     126,766
    West Bancorporation, Inc..........................................  5,550      56,277
   *West Coast Bancorp................................................  1,044      20,765
   *Western Alliance Bancorp..........................................  4,827      44,505
    Westfield Financial, Inc..........................................  6,049      45,126
   *Wilshire Bancorp, Inc.............................................  3,493      22,146
   #Wintrust Financial Corp...........................................  6,707     246,214
    WSFS Financial Corp...............................................    648      26,847
   *Yadkin Valley Financial Corp......................................  3,382       9,436
    Zions Bancorporation.............................................. 21,806     396,869
   *ZipRealty, Inc....................................................  1,200       1,572
                                                                              -----------
Total Financials......................................................         25,925,637
                                                                              -----------
Health Care -- (6.0%)
   *Accuray, Inc......................................................    929       5,862
   *Affymetrix, Inc................................................... 17,435      73,053
   *Albany Molecular Research, Inc....................................  7,139      20,203
   *Alere, Inc........................................................ 11,601     218,911
   *Allied Healthcare Products, Inc...................................  1,700       4,820
   *Almost Family, Inc................................................  2,016      44,372
   *Alphatec Holdings, Inc............................................  4,114       7,241
   *Amedisys, Inc.....................................................  1,263      15,396


                                     1216

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Health Care -- (Continued)
   *American Shared Hospital Services.................................    400 $  1,220
   *AMN Healthcare Services, Inc......................................  4,394   25,661
   *Amsurg Corp.......................................................  6,289  185,777
    Analogic Corp.....................................................  1,500   96,030
   *AngioDynamics, Inc................................................  5,376   59,190
   *Anika Therapeutics, Inc...........................................  2,632   31,979
    Arrhythmia Research Technology, Inc...............................    291      864
    Assisted Living Concepts, Inc. Class A............................  5,120   71,731
   *Astex Pharmaceuticals, Inc........................................  4,580   11,358
   *BioClinica, Inc...................................................    922    4,794
   *BioMimetic Therapeutics, Inc......................................    174      592
   *BioScrip, Inc.....................................................  2,591   16,479
   *Cambrex Corp......................................................  2,546   23,500
    Cantel Medical Corp...............................................  6,373  166,463
   *Capital Senior Living Corp........................................  6,655   74,802
   *CardioNet, Inc....................................................  4,238    8,264
   *Chindex International, Inc........................................    128    1,338
   *Codexis, Inc......................................................    714    2,199
   *Community Health Systems, Inc.....................................  9,917  244,057
    CONMED Corp.......................................................  6,090  167,110
    Cooper Cos., Inc. (The)...........................................  6,799  511,693
    Coventry Health Care, Inc......................................... 22,200  739,926
   *Cross Country Healthcare, Inc.....................................  7,348   33,507
   *CryoLife, Inc.....................................................  3,733   20,755
   *Cumberland Pharmaceuticals, Inc...................................  3,402   20,752
   *Cutera, Inc.......................................................  2,803   19,173
   *Cynosure, Inc. Class A............................................  2,510   62,850
   *Digirad Corp......................................................  3,300    6,600
    Ensign Group, Inc. (The)..........................................     90    2,524
   *Enzo Biochem, Inc.................................................  4,925    7,388
   *Enzon Pharmaceuticals, Inc........................................  3,714   24,624
   *Exactech, Inc.....................................................  1,324   21,912
   *ExamWorks Group, Inc..............................................    659    8,600
   *Five Star Quality Care, Inc.......................................  8,186   29,224
   *Gentiva Health Services, Inc......................................  8,500   56,610
   *Greatbatch, Inc...................................................  5,343  121,981
   *Hanger, Inc.......................................................  2,204   56,797
   *Harvard Bioscience, Inc...........................................  7,065   26,140
   *Health Net, Inc...................................................  2,720   59,894
   *Healthways, Inc...................................................  2,701   30,278
   *Hologic, Inc...................................................... 19,177  355,158
   *ICU Medical, Inc..................................................     23    1,227
   *Idera Pharmaceuticals, Inc........................................  3,724    3,798
   *IntegraMed America, Inc...........................................  1,783   24,837
    Invacare Corp.....................................................  4,589   64,659
   *Iridex Corp.......................................................    883    2,949
   *IRIS International, Inc...........................................    438    4,551
    Kewaunee Scientific Corp..........................................     92    1,089
   *Kindred Healthcare, Inc...........................................  9,970   94,416
  #*K-V Pharmaceutical Co. Class A....................................  3,917    1,312
   *Lannet Co., Inc...................................................  4,245   20,079
    LeMaitre Vascular, Inc............................................  3,115   19,624
   *LHC Group, Inc....................................................  2,303   41,201
   *LifePoint Hospitals, Inc.......................................... 10,900  415,508
   *Magellan Health Services, Inc.....................................  1,081   52,104
   *Maxygen, Inc......................................................  6,309   38,043
   *MedAssets, Inc....................................................  4,560   60,146
   *MedCath Corp......................................................  5,455   42,113
   *Medical Action Industries, Inc....................................  3,200   11,136
   *MediciNova, Inc...................................................    905    1,493
   *Misonix, Inc......................................................  2,000    4,840


                                     1217

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Health Care -- (Continued)
   *Molina Healthcare, Inc............................................  5,838 $  142,506
   *Myrexis, Inc......................................................    730      1,862
    National Healthcare Corp..........................................  1,378     60,177
   *Natus Medical, Inc................................................  8,144    100,660
    Omnicare, Inc..................................................... 12,545    394,038
   *Omnicell, Inc.....................................................  2,400     31,320
   *Palomar Medical Technologies, Inc.................................  3,083     24,695
   *PDI, Inc..........................................................  3,900     28,002
    PerkinElmer, Inc..................................................    150      3,832
   *PharMerica Corp...................................................  3,579     36,828
   *Pozen, Inc........................................................  2,709     17,094
   *Providence Service Corp. (The)....................................  1,272     16,409
   *Repligen Corp.....................................................  4,524     18,186
   *Rochester Medical Corp............................................    800      7,984
   *RTI Biologics, Inc................................................ 11,212     39,915
  #*SciClone Pharmaceuticals, Inc.....................................  8,039     46,224
   *Select Medical Holdings Corp......................................  1,061     11,300
   *Skilled Healthcare Group, Inc. Class A............................  3,183     17,284
   *Solta Medical, Inc................................................  2,381      7,786
    Span-American Medical System, Inc.................................    363      6,171
   *Sucampo Pharmaceuticals, Inc. Class A.............................  1,228      4,961
   *Sun Healthcare Group, Inc.........................................  3,051     25,506
   *SunLink Health Systems, Inc.......................................    887        993
   *SurModics, Inc....................................................  1,712     27,289
   *Symmetry Medical, Inc.............................................  6,151     47,670
    Teleflex, Inc.....................................................  4,442    283,133
   *Theragenics Corp..................................................  6,234     11,471
   *TranS1, Inc.......................................................     67        168
   *Triple-S Management Corp. Class B.................................  3,315     60,399
   *Universal American Corp........................................... 11,642    104,312
   *ViroPharma, Inc................................................... 11,609    252,031
    West Pharmaceutical Services, Inc.................................    485     24,143
   *Wizzard Software Corp.............................................  1,050      3,675
   *Wright Medical Group, Inc.........................................  3,892     72,547
    Young Innovations, Inc............................................  1,005     36,270
                                                                              ----------
Total Health Care.....................................................         6,671,618
                                                                              ----------
Industrials -- (14.6%)
   *A.T. Cross Co. Class A............................................  1,675     16,130
    AAR Corp..........................................................  4,445     63,163
    ABM Industries, Inc...............................................  6,479    120,509
   *Accuride Corp.....................................................  8,500     44,115
    Aceto Corp........................................................  6,411     56,289
    Acorn Energy, Inc.................................................  1,257     10,911
    Actuant Corp. Class A.............................................  1,016     28,915
   *Adept Technology, Inc.............................................  2,183      8,601
   *AECOM Technology Corp.............................................  7,848    127,216
   *Aegion Corp.......................................................  2,612     45,449
   *AGCO Corp.........................................................  5,221    228,889
   *Air Transport Services Group, Inc................................. 12,631     61,008
    Aircastle, Ltd....................................................  8,402     99,396
    Alamo Group, Inc..................................................  2,616     74,896
   *Alaska Air Group, Inc.............................................  4,918    171,392
    Albany International Corp. Class A................................  2,224     39,810
  o*Allied Defense Group, Inc. (The)..................................  2,400     12,840
    Allied Motion Technologies, Inc...................................    400      2,340
    Altra Holdings, Inc...............................................    273      4,510
    Amerco, Inc.......................................................  5,363    500,904
   *Ameresco, Inc. Class A............................................    185      2,250
   *American Railcar Industries, Inc..................................  3,877    117,977
   *American Reprographics Co.........................................  6,626     28,956


                                     1218

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *American Woodmark Corp............................................  1,189 $ 19,821
    Ampco-Pittsburgh Corp.............................................    633    9,944
   *AMREP Corp........................................................    500    3,038
    Apogee Enterprises, Inc...........................................  4,368   70,718
    Applied Industrial Technologies, Inc..............................  3,180  118,169
    Arkansas Best Corp................................................  6,300   86,247
    Armstrong World Industries, Inc...................................     69    2,667
   *Arotech Corp......................................................  3,700    3,256
   *Ascent Solar Technologies, Inc....................................  3,620    3,801
   *Asset Acceptance Capital Corp.....................................  8,254   48,121
    Asta Funding, Inc.................................................  1,714   15,974
   *Astec Industries, Inc.............................................  2,300   67,160
   *Atlas Air Worldwide Holdings, Inc.................................  4,399  199,539
   *Avalon Holding Corp. Class A......................................    262      946
  #*Avis Budget Group, Inc............................................ 20,240  290,849
    Barnes Group, Inc.................................................  3,600   85,896
    Barrett Business Services, Inc....................................  1,903   49,706
  #*Beacon Roofing Supply, Inc........................................    200    5,302
  o*BNS Holding, Inc. Class A.........................................     12       --
   #Brady Corp. Class A...............................................  2,636   69,933
    Briggs & Stratton Corp............................................  9,608  167,564
   *Builders FirstSource, Inc.........................................  1,282    4,615
   *CAI International, Inc............................................  2,202   45,537
    Cascade Corp......................................................  1,200   56,532
   *Casella Waste Systems, Inc. Class A...............................  2,899   14,640
   *CBIZ, Inc.........................................................  1,112    5,882
    CDI Corp..........................................................  5,340   86,294
    Celadon Group, Inc................................................  2,330   34,787
    Ceradyne, Inc.....................................................  3,060   67,320
   *Champion Industries, Inc..........................................  1,800      464
    CIRCOR International, Inc.........................................  1,000   30,790
   *Columbus McKinnon Corp............................................  2,500   36,775
    Comfort Systems USA, Inc..........................................  1,698   16,623
    CompX International, Inc..........................................    200    2,568
   *Consolidated Graphics, Inc........................................  1,700   40,307
    Courier Corp......................................................    704    7,828
    Covanta Holding Corp..............................................  6,444  110,708
   *Covenant Transportation Group, Inc. Class A.......................  3,300   16,401
   *CPI Aerostructures, Inc...........................................  1,700   19,295
   *CRA International, Inc............................................  1,273   19,719
    Curtiss-Wright Corp...............................................  8,391  251,478
   *DigitalGlobe, Inc.................................................  1,263   24,591
   *Dolan Co. (The)...................................................  1,503    7,335
    Douglas Dynamics, Inc.............................................     66      882
   *Ducommun, Inc.....................................................  2,731   26,928
   *Dycom Industries, Inc.............................................  4,586   79,888
  #*Eagle Bulk Shipping, Inc..........................................  4,189   12,148
    Eastern Co. (The).................................................    371    6,622
    Ecology & Environment, Inc. Class A...............................    210    2,530
    EMCOR Group, Inc..................................................  1,542   40,601
    Encore Wire Corp..................................................  4,620  126,588
   *Energy Recovery, Inc..............................................  1,150    2,588
   *EnergySolutions, Inc..............................................  1,817    3,016
   *EnerSys...........................................................  9,960  340,134
    Ennis, Inc........................................................  5,808   83,287
   *EnPro Industries, Inc.............................................  3,739  128,883
    ESCO Technologies, Inc............................................  2,177   78,394
    Espey Manufacturing & Electronics Corp............................    172    4,909
   *Esterline Technologies Corp.......................................  6,359  373,400
   *Excel Maritime Carriers, Ltd...................................... 11,705    5,033
    Exelis, Inc.......................................................  1,354   12,728


                                     1219

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
   *Federal Signal Corp............................................... 14,257 $ 80,837
   *Flow International Corp...........................................  3,431   10,979
   *Franklin Covey Co.................................................  4,000   41,640
    FreightCar America, Inc...........................................  2,063   41,961
   *Frozen Food Express Industries....................................  5,000    7,600
   *FTI Consulting, Inc...............................................  1,523   38,882
   *Fuel Tech, Inc....................................................  1,990   10,418
    G & K Services, Inc. Class A......................................  5,010  157,865
    GATX Corp.........................................................  9,561  402,231
   *Genco Shipping & Trading, Ltd.....................................  9,300   20,088
   *Gencor Industries, Inc............................................    600    4,578
   *General Cable Corp................................................  9,821  256,623
   *Geo Group, Inc. (The).............................................  9,167  211,941
   *Gibraltar Industries, Inc.........................................  6,948   66,145
    Global Power Equipment Group, Inc.................................     87    1,788
   *GP Strategies Corp................................................  4,100   70,151
    Granite Construction, Inc.........................................  5,621  145,584
    Great Lakes Dredge & Dock Corp.................................... 16,521  117,795
   *Greenbrier Cos., Inc..............................................  5,736   93,497
    Griffon Corp...................................................... 14,955  131,454
   *H&E Equipment Services, Inc.......................................  7,100  100,252
    Hardinge, Inc.....................................................  2,569   23,429
   *Harsco Corp.......................................................    625   13,281
   *Hawaiian Holdings, Inc............................................ 12,380   78,861
    Heidrick & Struggles International, Inc...........................  3,465   46,362
   *Hill International, Inc...........................................  5,419   21,080
    Houston Wire & Cable Co...........................................    282    3,229
   *Hudson Global, Inc................................................  4,736   21,549
   *Huntington Ingalls Industries, Inc................................  1,692   65,971
   *Hurco Cos., Inc...................................................  1,730   35,292
   *Huron Consulting Group, Inc.......................................    801   26,978
   *ICF International, Inc............................................  4,116  101,130
   *Innotrac Corp.....................................................    900    1,422
   *Innovative Solutions & Support, Inc...............................    273      928
    Insteel Industries, Inc...........................................  3,260   32,470
   *Interline Brands, Inc.............................................  4,076  103,449
    International Shipholding Corp....................................  1,600   29,568
    Intersections, Inc................................................  2,527   35,984
  #*JetBlue Airways Corp.............................................. 44,156  243,300
   *JPS Industries, Inc...............................................  1,000    6,500
   *Kadant, Inc.......................................................  2,642   54,716
  #*KAR Auction Services, Inc.........................................  1,290   20,653
    Kaydon Corp.......................................................  3,536   74,610
    Kelly Services, Inc. Class A......................................  8,962  106,289
   *Key Technology, Inc...............................................    987    8,893
    Kimball International, Inc. Class B...............................  6,243   58,372
   *Korn/Ferry International..........................................  3,800   50,008
   *Kratos Defense & Security Solutions, Inc..........................  2,893   16,345
    L.B. Foster Co. Class A...........................................  1,216   35,981
    L.S. Starrett Co. Class A (The)...................................    489    5,707
    Lawson Products, Inc..............................................  2,008   19,518
   *Layne Christensen Co..............................................  2,272   47,939
   *LMI Aerospace, Inc................................................  2,100   37,863
    LSI Industries, Inc...............................................  4,652   30,005
   *Lydall, Inc.......................................................  3,900   49,764
   #Manpower, Inc.....................................................  5,852  208,214
    Marten Transport, Ltd.............................................  5,873  105,420
   *Matson, Inc.......................................................  5,682  139,550
    McGrath RentCorp..................................................  2,986   79,457
   *Meritor, Inc......................................................  6,003   28,094
   *Metalico, Inc.....................................................  6,688   12,975


                                     1220

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Industrials -- (Continued)
    Met-Pro Corp......................................................  2,967 $ 26,851
   *MFRI, Inc.........................................................  1,500   10,208
   *Michael Baker Corp................................................  1,200   30,264
    Miller Industries, Inc............................................  2,674   43,907
   *Mobile Mini, Inc..................................................  9,000  128,880
   *Moog, Inc. Class A................................................  1,857   67,576
    Mueller Industries, Inc...........................................  1,343   57,252
    Mueller Water Products, Inc. Class A.............................. 35,448  125,486
    Multi-Color Corp..................................................    860   16,718
   *MYR Group, Inc....................................................  3,062   49,972
    NACCO Industries, Inc. Class A....................................  1,477  147,922
   *National Patent Development Corp..................................  1,000    3,000
   *National Technical Systems, Inc...................................  3,198   21,618
   *Navigant Consulting, Inc..........................................  4,708   54,754
    NL Industries, Inc................................................ 15,300  180,540
   *NN, Inc...........................................................  2,435   21,915
   *Northwest Pipe Co.................................................  2,213   53,887
  #*Ocean Power Technologies, Inc.....................................    100      240
   *On Assignment, Inc................................................  6,694  104,359
   *Orion Energy Systems, Inc.........................................  1,791    3,976
   *Orion Marine Group, Inc...........................................    938    6,782
   *Oshkosh Corp......................................................  7,127  160,500
   *Owens Corning, Inc................................................ 13,148  353,155
    P.A.M. Transportation Services, Inc...............................  3,545   33,146
   *Pacer International, Inc..........................................  2,858   12,004
   *Patrick Industries, Inc...........................................  1,000   11,640
   *Patriot Transportation Holding, Inc...............................    211    4,904
   *PGT, Inc..........................................................    375    1,102
   *Pike Electric Corp................................................  4,614   39,542
   *Powell Industries, Inc............................................  1,639   56,169
   *PowerSecure International, Inc....................................    611    2,792
    Preformed Line Products Co........................................    707   38,270
    Providence & Worcester Railroad Co................................    200    2,688
    Quanex Building Products Corp.....................................  3,333   56,328
   *Quanta Services, Inc.............................................. 17,043  391,819
   *RailAmerica, Inc..................................................  4,652  127,604
   *RCM Technologies, Inc.............................................  4,177   22,723
   #Regal-Beloit Corp.................................................  3,106  199,933
  #*Republic Airways Holdings, Inc.................................... 11,023   50,155
    Resources Connection, Inc.........................................  4,346   49,066
   *Roadrunner Transportation Systems, Inc............................    102    1,782
    Robbins & Myers, Inc..............................................     66    3,025
   #RR Donnelley & Sons Co............................................  1,952   23,658
   *Rush Enterprises, Inc. Class A....................................  5,802   93,702
   *Rush Enterprises, Inc. Class B....................................  1,650   22,143
    Ryder System, Inc.................................................  9,234  364,189
   *Saia, Inc.........................................................  3,508   79,281
    Schawk, Inc.......................................................  3,203   36,450
   *Seaboard Corp.....................................................    200  440,000
    SeaCube Container Leasing, Ltd....................................  1,101   19,334
   *Shaw Group, Inc. (The)............................................    200    7,790
    SIFCO Industries, Inc.............................................    659   12,686
    Simpson Manufacturing Co., Inc....................................    100    2,424
    SkyWest, Inc...................................................... 11,060   77,420
   *SL Industries, Inc................................................    502    6,902
   *Sparton Corp......................................................  2,441   23,897
    Standard Register Co. (The).......................................  4,849    3,928
    Standex International Corp........................................  3,409  145,837
    Steelcase, Inc. Class A...........................................  6,000   51,420
   *Sterling Construction Co., Inc....................................  1,634   16,226
   *Supreme Industries, Inc. Class A..................................  1,318    5,259


                                     1221

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Industrials -- (Continued)
   *SYKES Enterprises, Inc............................................  6,232 $    92,171
    Sypris Solutions, Inc.............................................  6,800      42,228
    TAL International Group, Inc......................................  1,500      51,225
   *Tecumseh Products Co. Class A.....................................  3,200      17,344
   *Tecumseh Products Co. Class B.....................................    100         560
  #*Terex Corp........................................................ 11,903     232,108
   *Tetra Tech, Inc...................................................    101       2,597
   #Titan International, Inc..........................................    200       4,134
   *Titan Machinery, Inc..............................................    880      25,027
  #*TMS International Corp. Class A...................................    891       8,714
   *TRC Cos., Inc.....................................................  1,013       6,655
    Trinity Industries, Inc...........................................  7,919     221,732
    Triumph Group, Inc................................................  5,678     355,045
   *Tutor Perini Corp.................................................  3,633      41,271
   *Ultralife Corp....................................................    969       3,789
    UniFirst Corp.....................................................  3,100     194,122
   #United Stationers, Inc............................................    962      24,252
    Universal Forest Products, Inc....................................  4,248     135,639
    Universal Truckload Services, Inc.................................    983      14,637
    URS Corp..........................................................  9,900     347,193
    US Home Systems, Inc..............................................    500       4,555
   *USA Truck, Inc....................................................  3,004      12,587
    UTi Worldwide, Inc................................................  2,500      33,125
   *Versar, Inc.......................................................    700       2,121
    Viad Corp.........................................................  4,327      74,987
   *Virco Manufacturing Corp..........................................  4,400       6,644
   *Volt Information Sciences, Inc....................................  5,881      39,991
    VSE Corp..........................................................    471      10,814
    Watts Water Technologies, Inc. Class A............................  6,750     227,070
    Werner Enterprises, Inc...........................................  5,311     122,578
   *Willis Lease Finance Corp.........................................  2,293      28,754
  #*XPO Logistics, Inc................................................  1,240      15,773
                                                                              -----------
Total Industrials.....................................................         16,114,072
                                                                              -----------
Information Technology -- (12.5%)
   *Accelrys, Inc.....................................................  5,907      47,965
   *Acxiom Corp.......................................................  1,408      23,612
   *ADDvantage Technologies Group, Inc................................  1,399       2,798
   *Advanced Energy Industries, Inc...................................  7,167      88,297
   *Aetrium, Inc......................................................  1,800       1,332
   *Agilysys, Inc.....................................................  5,370      46,665
   *Alpha & Omega Semiconductor, Ltd..................................  1,389      10,709
  #*Amkor Technology, Inc.............................................  2,808      14,967
   *Amtech Systems, Inc...............................................  2,300       9,775
   *ANADIGICS, Inc....................................................  4,700       5,969
   *Analysts International Corp.......................................    532       2,213
   *Anaren, Inc.......................................................  4,100      82,287
   *AOL, Inc.......................................................... 10,372     330,452
   *Arris Group, Inc.................................................. 19,100     242,379
   *Arrow Electronics, Inc............................................ 16,259     548,741
    Astro-Med, Inc....................................................  1,475      12,043
   *ATMI, Inc.........................................................  4,055      76,964
   *Aviat Networks, Inc...............................................  8,260      18,668
   *Avid Technology, Inc..............................................  8,300      76,443
   *Avnet, Inc........................................................ 15,846     499,149
    AVX Corp.......................................................... 10,942     106,575
    Aware, Inc........................................................  2,090      12,937
   *Axcelis Technologies, Inc.........................................  4,561       3,877
   *AXT, Inc..........................................................  7,116      24,835
    Bel Fuse, Inc. Class B............................................  2,247      40,513
   *Benchmark Electronics, Inc........................................ 16,450     259,252


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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
     Black Box Corp...................................................  4,026 $107,253
    *Blucora, Inc.....................................................  9,100  138,775
    *Bogen Communications International, Inc..........................  1,000    4,550
    *BroadVision, Inc.................................................  1,325   11,183
    *Brocade Communications Systems, Inc.............................. 35,503  176,450
     Brooks Automation, Inc........................................... 15,613  144,576
     Cabot Microelectronics Corp......................................    359   10,555
   #*CACI International, Inc. Class A.................................  4,064  229,413
    *Calix, Inc.......................................................  2,357   10,866
    *Cascade Microtech, Inc...........................................  3,735   16,733
    *Checkpoint Systems, Inc..........................................  3,200   24,608
    *CIBER, Inc....................................................... 19,978   74,918
    *Coherent, Inc....................................................  6,367  310,901
     Cohu, Inc........................................................  5,574   47,936
  o#*Commerce One LLC.................................................  4,310       --
     Communications Systems, Inc......................................  2,300   26,381
     Computer Sciences Corp...........................................  3,384   83,314
    *Compuware Corp...................................................    233    2,146
     Comtech Telecommunications Corp..................................  3,556   97,150
    *Concurrent Computer Corp.........................................    300    1,266
     Convergys Corp................................................... 17,072  251,641
    *CoreLogic, Inc................................................... 10,373  238,579
    *Cray, Inc........................................................    794    9,869
   #*Cree, Inc........................................................ 11,682  279,784
    *CSG Systems International, Inc...................................  2,515   44,339
     CSP, Inc.........................................................     66      264
     CTS Corp.........................................................  7,318   65,130
    *CyberOptics Corp.................................................  1,991   16,466
     Daktronics, Inc..................................................     94      727
    *Data I/O Corp....................................................  1,500    4,372
    *Dataram Corp.....................................................    524      325
    *DealerTrack Holdings, Inc........................................    434   12,660
    *Digi International, Inc..........................................  5,952   54,461
    *Digital River, Inc...............................................  2,604   46,325
    *Ditech Networks, Inc.............................................  8,128    6,667
    *DSP Group, Inc...................................................  5,313   30,709
    *DTS, Inc.........................................................     34      638
    *Dynamics Research Corp...........................................  2,244   12,903
     EarthLink, Inc................................................... 19,938  136,575
    *EchoStar Corp. Class A...........................................  5,300  152,640
    *Edgewater Technology, Inc........................................  3,967   14,876
     Electro Rent Corp................................................  6,410  107,432
     Electro Scientific Industries, Inc...............................  5,398   66,989
    *Electronics for Imaging, Inc.....................................  8,717  127,443
   #*EMCORE Corp......................................................  3,590   17,878
    *Emulex Corp......................................................  5,611   36,303
    *Entegris, Inc....................................................    699    5,627
    *Entropic Communications, Inc.....................................    267    1,602
     EPIQ Systems, Inc................................................  3,396   38,341
    *ePlus, Inc.......................................................  1,865   63,373
    *Euronet Worldwide, Inc...........................................     28      512
    *Exar Corp........................................................ 10,460   77,404
    *Extreme Networks.................................................  6,900   22,080
   #*Fabrinet.........................................................    600    7,968
    *Fairchild Semiconductor International, Inc....................... 19,677  272,723
    *FormFactor, Inc..................................................  8,591   52,577
    *Frequency Electronics, Inc.......................................  3,104   27,719
    *FSI International, Inc...........................................  4,985   18,046
    *GigOptix, Inc....................................................    613    1,606
    *Global Cash Access Holdings, Inc.................................  1,173    7,578
    *Globecomm Systems, Inc...........................................  5,373   54,697


                                     1223

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *GSE Systems, Inc..................................................  2,922 $  6,867
   *GSI Group, Inc....................................................  1,319   13,586
   *GSI Technology, Inc...............................................  4,398   21,066
   *Hackett Group, Inc. (The).........................................  8,522   40,139
   *Harmonic, Inc..................................................... 22,100   93,704
   *Hutchinson Technology, Inc........................................  5,700    7,923
   *I.D. Systems, Inc.................................................  2,201    9,464
   #IAC/InterActiveCorp............................................... 11,800  620,798
   *Identive Group, Inc...............................................  6,294    5,633
   *IEC Electronics Corp..............................................    490    3,082
   *Ikanos Communications, Inc........................................  9,896    9,005
   *Imation Corp......................................................  9,733   54,213
   *Ingram Micro, Inc. Class A........................................ 24,100  361,259
   *Innodata, Inc.....................................................    290    1,114
   *Insight Enterprises, Inc.......................................... 10,115  169,527
   *Integrated Device Technology, Inc................................. 30,500  153,720
   *Integrated Silicon Solution, Inc..................................  7,660   74,532
   *Intermec, Inc.....................................................  1,438    8,657
   *Internap Network Services Corp.................................... 11,520   74,189
   *International Rectifier Corp......................................  7,149  121,819
    Intersil Corp. Class A............................................ 19,951  183,749
   *Intevac, Inc......................................................  3,564   20,921
   *IntriCon Corp.....................................................    700    4,123
   *iPass, Inc........................................................  2,298    5,239
  #*Itron, Inc........................................................     92    3,585
   *IXYS Corp.........................................................  7,733   78,103
   *JDA Software Group, Inc...........................................    600   17,748
   *Kemet Corp........................................................  1,161    5,608
   *Key Tronic Corp...................................................  2,718   20,168
    Keynote Systems, Inc..............................................  3,727   51,246
  #*KIT Digital, Inc..................................................  6,189   19,805
   *Kopin Corp........................................................  6,760   24,539
   *Kulicke & Soffa Industries, Inc...................................  5,316   58,848
   *KVH Industries, Inc...............................................  1,338   17,461
   *LGL Group, Inc. (The).............................................    200    1,138
   *Limelight Networks, Inc........................................... 11,505   31,984
   *LoJack Corp.......................................................    676    2,116
   *LookSmart, Ltd....................................................  3,384    3,046
   *LTX-Credence Corp.................................................  1,288    7,548
    ManTech International Corp. Class A...............................  2,215   48,575
   *Market Leader, Inc................................................  3,133   16,730
   *MaxLinear, Inc. Class A...........................................    178      840
   *Measurement Specialties, Inc......................................    417   12,418
   *MEMC Electronic Materials, Inc.................................... 12,458   23,919
   *MEMSIC, Inc.......................................................    795    1,670
   *Mentor Graphics Corp.............................................. 16,100  246,008
   *Mercury Computer Systems, Inc.....................................  2,483   28,977
    Methode Electronics, Inc..........................................  8,356   73,533
   *Microsemi Corp....................................................    334    6,466
    MKS Instruments, Inc.............................................. 10,424  275,194
   *ModusLink Global Solutions, Inc................................... 11,199   38,301
   *Monolithic Power Systems, Inc.....................................    780   15,116
   *Monster Worldwide, Inc............................................ 11,431   82,875
   *MoSys, Inc........................................................    987    3,188
   *Multi-Fineline Electronix, Inc....................................  2,514   65,791
   *Nanometrics, Inc..................................................    659   10,010
   *NAPCO Security Technologies, Inc..................................  1,627    4,865
   *NCI, Inc. Class A.................................................    266    1,577
  #*NETGEAR, Inc......................................................     89    3,082
   *Newport Corp......................................................  6,400   72,000
  #*Oclaro, Inc.......................................................  3,894   10,904


                                     1224

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CONTINUED

                                                                       SHARES   VALUE+
                                                                       ------   ------
Information Technology -- (Continued)
   *Official Payments Holdings, Inc...................................  5,146 $ 20,430
  #*OmniVision Technologies, Inc......................................  6,073   85,143
   *Online Resources Corp.............................................  4,120    9,764
   *Oplink Communications, Inc........................................  4,800   63,648
    Optical Cable Corp................................................  1,600    5,856
   *OSI Systems, Inc..................................................  1,823  117,656
   *PAR Technology Corp...............................................  4,662   23,916
    Park Electrochemical Corp.........................................  2,000   54,020
    PC Connection, Inc................................................  6,131   72,898
   *PC Mall, Inc......................................................  2,562   14,655
    PC-Tel, Inc.......................................................  4,282   26,377
   *Perceptron, Inc...................................................    732    3,924
   *Perficient, Inc...................................................  3,117   41,425
   *Performance Technologies, Inc.....................................  3,750    7,200
   *Pericom Semiconductor Corp........................................  6,875   55,275
   *Pervasive Software, Inc...........................................  4,896   33,097
   *Photronics, Inc................................................... 15,019   87,861
   *Planar Systems, Inc...............................................  1,620    2,284
   *Plexus Corp.......................................................    200    5,744
   *PLX Technology, Inc...............................................  4,334   24,530
   *PMC-Sierra, Inc................................................... 33,280  177,050
   *Power-One, Inc....................................................    334    1,670
   *Presstek, Inc.....................................................  1,957      736
   *Qualstar Corp.....................................................  4,358    8,149
   *Quest Software, Inc...............................................    399   11,148
   *QuinStreet, Inc...................................................    587    5,324
   *Radisys Corp......................................................  6,105   20,818
    RealNetworks, Inc.................................................  9,390   72,866
   *Reis, Inc.........................................................    442    4,597
    RF Industries, Ltd................................................    681    2,792
    Richardson Electronics, Ltd.......................................  3,224   39,494
    Rimage Corp.......................................................  1,285    8,931
   *Rofin-Sinar Technologies, Inc.....................................  1,666   30,205
   *Rogers Corp.......................................................  3,014  108,052
   *Rosetta Stone, Inc................................................  1,011   13,173
   *Rudolph Technologies, Inc.........................................  8,400   84,000
   *Sanmina-SCI Corp..................................................  5,597   47,798
   *ScanSource, Inc...................................................    328    9,469
   *SeaChange International, Inc......................................  8,900   67,373
   *Sigma Designs, Inc................................................  1,700   11,560
   *Smith Micro Software, Inc.........................................  9,200   15,916
   *SMTC Corp.........................................................  1,377    4,255
   *Sonus Networks, Inc............................................... 13,471   22,362
   *Spansion, Inc. Class A............................................  4,781   49,005
   *SS&C Technologies Holdings, Inc...................................  1,046   25,418
   *Standard Microsystems Corp........................................  3,132  115,602
   *StarTek, Inc......................................................  5,100   15,351
   *Steel Excel, Inc..................................................  3,594   98,476
  #*SunPower Corp.....................................................  1,253    4,912
   *Supertex, Inc.....................................................  1,400   23,786
   *Support.com, Inc..................................................  1,190    3,392
   *Sycamore Networks, Inc............................................  6,946   98,980
   *Symmetricom, Inc.................................................. 11,288   67,615
   *SYNNEX Corp.......................................................  8,400  284,172
   *Take-Two Interactive Software, Inc................................    400    3,512
   *Tech Data Corp.................................................... 10,139  507,964
   *TechTarget, Inc...................................................  5,329   21,902
   *TeleCommunication Systems, Inc. Class A...........................  6,139    8,165
    Tellabs, Inc...................................................... 21,550   70,900
    Telular Corp......................................................  4,000   37,720
    Tessco Technologies, Inc..........................................  2,100   39,375


                                     1225

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CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Information Technology -- (Continued)
    Tessera Technologies, Inc.........................................  4,560 $    65,892
    TheStreet, Inc....................................................  6,043       8,762
  #*THQ, Inc..........................................................    490       2,524
   *TriQuint Semiconductor, Inc....................................... 19,052     107,453
   *TTM Technologies, Inc.............................................  5,725      62,632
   *Ultra Clean Holdings..............................................  1,212       7,320
    United Online, Inc................................................ 18,618      78,940
   *UTStarcom Holdings Corp........................................... 12,532      13,409
  #*Veeco Instruments, Inc............................................  1,970      70,349
   *Viasystems Group, Inc.............................................    850      13,090
   *Vicon Industries, Inc.............................................  1,400       4,340
   *Video Display Corp................................................    314       1,240
   *Virtusa Corp......................................................  5,245      79,462
  #*Vishay Intertechnology, Inc....................................... 24,106     237,926
   *Vishay Precision Group, Inc.......................................  1,635      22,236
    Wayside Technology Group, Inc.....................................     76         972
   *Westell Technologies, Inc. Class A................................  5,557      12,170
   *WPCS International, Inc...........................................  1,947       1,460
   *XO Group, Inc.....................................................  2,800      24,108
    Xyratex, Ltd......................................................  2,447      28,948
   *Zygo Corp.........................................................  1,999      35,742
                                                                              -----------
Total Information Technology..........................................         13,824,213
                                                                              -----------
Materials -- (7.1%)
    A. Schulman, Inc..................................................  6,700     146,462
  #*A.M. Castle & Co..................................................  5,552      40,474
   #AK Steel Holding Corp.............................................  6,775      36,043
   *American Pacific Corp.............................................    700       7,112
    American Vanguard Corp............................................  4,900     114,611
    Boise, Inc........................................................ 12,593      93,188
    Buckeye Technologies, Inc.........................................  9,523     286,833
    Cabot Corp........................................................  4,400     171,600
   *Century Aluminum Co............................................... 10,800      65,988
    Chase Corp........................................................    929      14,362
   *Chemtura Corp.....................................................  3,746      50,646
   *Clearwater Paper Corp.............................................    602      21,214
   *Coeur d'Alene Mines Corp..........................................  9,159     149,383
    Commercial Metals Co.............................................. 18,709     241,159
   *Core Molding Technologies, Inc....................................  1,192       9,590
    Cytec Industries, Inc.............................................  4,444     273,573
    Domtar Corp.......................................................  5,165     381,487
    Eagle Materials, Inc..............................................    249       8,653
   *Ferro Corp........................................................  3,432      10,536
    Friedman Industries, Inc..........................................  1,905      17,374
    FutureFuel Corp...................................................    450       4,378
    Georgia Gulf Corp.................................................  4,289     140,593
   *Graphic Packaging Holding Co...................................... 55,700     311,920
    H.B. Fuller Co....................................................    600      17,532
   *Headwaters, Inc................................................... 12,719      79,494
   *Horsehead Holding Corp............................................  9,705      87,636
    Huntsman Corp..................................................... 23,862     301,854
    Kaiser Aluminum Corp..............................................  3,800     207,252
   *KapStone Paper & Packaging Corp...................................  6,325     106,323
    KMG Chemicals, Inc................................................    301       5,382
   *Kraton Performance Polymers, Inc..................................  2,151      50,376
   *Landec Corp.......................................................  7,144      57,081
   *Louisiana-Pacific Corp............................................ 25,700     265,224
    Materion Corp.....................................................  3,513      68,960
    MeadWestvaco Corp.................................................  4,717     133,963
   *Mercer International, Inc.........................................  7,115      37,283
   *Metals USA Holdings Corp..........................................    537       8,737


                                     1226

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------     ------
Materials -- (Continued)
   #Minerals Technologies, Inc........................................  1,939 $  123,980
   *Mod-Pac Corp......................................................    962      4,233
    Myers Industries, Inc.............................................  5,764     94,760
    Neenah Paper, Inc.................................................  1,131     30,379
    Noranda Aluminum Holding Corp.....................................  1,889     11,768
   *Northern Technologies International Corp..........................    211      2,122
   #Olin Corp.........................................................    872     17,649
    Olympic Steel, Inc................................................  1,914     29,954
   *OM Group, Inc.....................................................  4,400     69,080
   *Omnova Solutions, Inc.............................................  2,642     19,234
    P.H. Glatfelter Co................................................  9,725    154,725
   *Penford Corp......................................................  2,600     20,514
    PolyOne Corp......................................................  3,623     53,367
    Reliance Steel & Aluminum Co......................................  9,910    510,167
    Rock-Tenn Co. Class A.............................................  7,628    444,102
   *RTI International Metals, Inc.....................................  5,940    133,353
    Schnitzer Steel Industries, Inc. Class A..........................  1,898     54,492
    Sealed Air Corp................................................... 12,568    203,602
    Sensient Technologies Corp........................................    900     31,905
   *Spartech Corp.....................................................  8,687     44,217
    Steel Dynamics, Inc............................................... 13,253    170,831
   *Stillwater Mining Co..............................................    778      6,909
   #Texas Industries, Inc.............................................  3,420    142,853
    Tredegar Corp.....................................................  6,824    101,063
   *United States Lime & Minerals, Inc................................    132      6,018
   #United States Steel Corp..........................................  7,474    154,338
   *Universal Stainless & Alloy Products, Inc.........................  1,734     59,164
    Wausau Paper Corp.................................................  6,520     55,355
    Westlake Chemical Corp............................................ 13,400    795,424
    Worthington Industries, Inc....................................... 12,590    273,203
   *Zoltek Cos., Inc..................................................  6,468     53,943
                                                                              ----------
Total Materials.......................................................         7,896,980
                                                                              ----------
Other -- (0.0%)
  o*Big 4 Ranch, Inc..................................................    300         --
  o*Concord Camera Corp. Escrow Shares................................  2,105         --
  o*Gerber Scientific, Inc. Escrow Shares.............................  6,375         --
  o*MAIR Holdings, Inc. Escrow Shares.................................  4,800         --
  o*Petrocorp, Inc. Escrow Shares.....................................  1,700        102
  o*Price Communications Liquidation Trust............................ 16,900         --
                                                                              ----------
Total Other...........................................................               102
                                                                              ----------
Telecommunication Services -- (1.0%)
    Atlantic Tele-Network, Inc........................................     32      1,119
   *Cbeyond, Inc......................................................  3,551     25,319
    Consolidated Communications Holdings, Inc.........................  1,184     18,778
   *General Communications, Inc. Class A..............................  9,072     85,640
  #*Hawaiian Telcom Holdco, Inc.......................................    204      3,672
    HickoryTech Corp..................................................  2,281     24,338
   *Iridium Communications, Inc....................................... 12,006    108,774
   *MetroPCS Communications, Inc...................................... 19,191    168,113
   *Neutral Tandem, Inc...............................................  3,364     45,952
   *ORBCOMM, Inc......................................................  9,700     30,167
   *Premiere Global Services, Inc.....................................  5,187     47,513
    Primus Telecommunications Group, Inc..............................  1,162     18,394
    Telephone & Data Systems, Inc..................................... 13,053    316,274
   *United States Cellular Corp.......................................  5,355    220,198
    USA Mobility, Inc.................................................  2,983     33,231
    Warwick Valley Telephone Co.......................................     85      1,116
                                                                              ----------
Total Telecommunication Services......................................         1,148,598
                                                                              ----------


                                     1227

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   SHARES       VALUE+
                                                                                   ------       ------
Utilities -- (0.4%)
    Consolidated Water Co., Ltd...........................................          1,100 $      9,020
   *Dynegy, Inc...........................................................          5,171        2,141
    Genie Energy, Ltd. Class B............................................          1,745       12,320
   *GenOn Energy, Inc.....................................................         65,849      156,721
  #*NRG Energy, Inc.......................................................          2,570       50,937
   #Ormat Technologies, Inc...............................................          3,043       54,774
    SJW Corp..............................................................          1,965       45,843
   *Synthesis Energy Systems, Inc.........................................          6,200        6,820
    UGI Corp..............................................................          2,626       80,487
                                                                                          ------------
Total Utilities...........................................................                     419,063
                                                                                          ------------
TOTAL COMMON STOCKS.......................................................                 100,064,693
                                                                                          ------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc.....................................................             14        1,542
                                                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights..............................          3,801           --
                                                                                          ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares...        338,646      338,646
                                                                                          ------------

                                                                                  SHARES/
                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                                  -------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund........................................     10,100,122   10,100,122
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,001 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,310) to be repurchased at $100,001..............................           $100      100,000
                                                                                          ------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                  10,200,122
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $112,404,094)^^...................................................                $110,605,003
                                                                                          ============

                                     1228

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------
                                                                         LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                       ------------ ----------- ------- ------------
Common Stocks
  Consumer Discretionary.............................................. $ 16,603,907 $         6   --    $ 16,603,913
  Consumer Staples....................................................    5,084,448          --   --       5,084,448
  Energy..............................................................    6,376,049          --   --       6,376,049
  Financials..........................................................   25,925,637          --   --      25,925,637
  Health Care.........................................................    6,671,618          --   --       6,671,618
  Industrials.........................................................   16,101,232      12,840   --      16,114,072
  Information Technology..............................................   13,824,213          --   --      13,824,213
  Materials...........................................................    7,896,980          --   --       7,896,980
  Other...............................................................           --         102   --             102
  Telecommunication Services..........................................    1,148,598          --   --       1,148,598
  Utilities...........................................................      419,063          --   --         419,063
Preferred Stocks
  Energy..............................................................           --       1,542   --           1,542
Rights/Warrants.......................................................           --          --   --              --
Temporary Cash Investments............................................      338,646          --   --         338,646
Securities Lending Collateral.........................................           --  10,200,122   --      10,200,122
                                                                       ------------ -----------   --    ------------
TOTAL................................................................. $100,390,391 $10,214,612   --    $110,605,003
                                                                       ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1229

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                        ------      ------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (16.3%)
   #Autoliv, Inc......................................................   2,397 $   135,598
   #Best Buy Co., Inc.................................................   2,432      43,995
    Carnival Corp.....................................................  39,939   1,329,170
    CBS Corp. Class A.................................................   1,014      34,172
    CBS Corp. Class B.................................................  34,245   1,145,838
   *Clear Channel Outdoor Holdings, Inc. Class A......................   2,357      11,926
    Comcast Corp. Class A............................................. 132,558   4,314,763
    Comcast Corp. Special Class A.....................................  51,098   1,631,559
    D.R. Horton, Inc..................................................  18,530     326,684
    Dillard's, Inc. Class A...........................................   2,416     157,596
    Foot Locker, Inc..................................................   7,521     248,343
   #GameStop Corp. Class A............................................   9,160     146,743
    Gannett Co., Inc..................................................   9,190     129,671
   *General Motors Co.................................................  36,871     726,727
   *Harman International Industries, Inc..............................   2,580     104,103
   *Hyatt Hotels Corp. Class A........................................     395      14,042
   #J.C. Penney Co., Inc..............................................  14,882     334,994
    Lear Corp.........................................................   4,168     148,172
   #Lennar Corp. Class A..............................................  10,919     318,944
   *Liberty Interactive Corp. Class A.................................  41,900     784,787
   *Madison Square Garden Co. Class A (The)...........................   2,160      78,300
   *MGM Resorts International.........................................  33,050     314,636
   *Mohawk Industries, Inc............................................   4,867     323,315
    News Corp. Class A................................................ 120,452   2,772,805
    News Corp. Class B................................................  43,558   1,010,110
   *Orchard Supply Hardware Stores Corp. Class A......................     301       5,045
  #*Penn National Gaming, Inc.........................................   4,679     182,107
   *PulteGroup, Inc...................................................     291       3,288
    Royal Caribbean Cruises, Ltd......................................  14,961     373,726
  #*Sears Holdings Corp...............................................   6,666     329,900
    Service Corp. International.......................................   3,678      47,262
    Signet Jewelers, Ltd. ADR.........................................     190       8,345
    Staples, Inc......................................................  17,185     218,937
    Time Warner Cable, Inc............................................  23,017   1,954,834
    Time Warner, Inc..................................................  70,711   2,766,214
   *Toll Brothers, Inc................................................  11,977     349,369
   *TRW Automotive Holdings Corp......................................   3,040     119,472
   #Washington Post Co. Class B (The).................................     500     169,250
    Whirlpool Corp....................................................   3,831     258,822
    Wyndham Worldwide Corp............................................  12,369     643,806
                                                                               -----------
Total Consumer Discretionary..........................................          24,017,370
                                                                               -----------
Consumer Staples -- (8.3%)
    Archer-Daniels-Midland Co.........................................  41,797   1,090,484
    Bunge, Ltd........................................................   8,909     585,945
   *Constellation Brands, Inc. Class A................................  12,974     365,997
    CVS Caremark Corp.................................................  84,352   3,816,928
    Fortune Brands, Inc...............................................   2,464     154,936
    Ingredion, Inc....................................................     132       6,853
    J.M. Smucker Co. (The)............................................   8,010     615,168
    Kraft Foods, Inc. Class A......................................... 105,918   4,206,004
    Molson Coors Brewing Co. Class B..................................  11,503     486,807
   *Post Holdings, Inc................................................   1,417      41,943
   *Ralcorp Holdings, Inc.............................................   3,068     183,068
   #Safeway, Inc......................................................  14,505     225,553
   *Smithfield Foods, Inc.............................................  11,510     212,935
    Tyson Foods, Inc. Class A.........................................  21,606     324,306
                                                                               -----------
Total Consumer Staples................................................          12,316,927
                                                                               -----------

                                     1230

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Energy -- (18.8%)
    Anadarko Petroleum Corp...........................................  34,034 $ 2,363,321
    Apache Corp.......................................................  22,397   1,928,830
   *Atwood Oceanics, Inc..............................................     766      34,110
   #Chesapeake Energy Corp............................................  44,478     837,076
    Chevron Corp......................................................  37,742   4,135,768
   #Cimarex Energy Co.................................................     277      15,703
    ConocoPhillips....................................................  75,042   4,085,286
   *Denbury Resources, Inc............................................  24,698     373,434
    Devon Energy Corp.................................................  21,332   1,261,148
  #*Diamond Offshore Drilling, Inc....................................     350      22,897
   *EOG Resources, Inc................................................   1,725     169,067
    Helmerich & Payne, Inc............................................   4,017     186,790
    Hess Corp.........................................................  21,949   1,035,115
    HollyFrontier Corp................................................   2,136      79,865
    Marathon Oil Corp.................................................  48,771   1,290,968
    Marathon Petroleum Corp...........................................  24,478   1,157,809
   *McDermott International, Inc......................................   1,100      12,870
    Murphy Oil Corp...................................................   8,677     465,608
   *Nabors Industries, Ltd............................................  18,668     258,365
    National Oilwell Varco, Inc.......................................  26,968   1,949,786
    Noble Corp........................................................  12,303     455,211
    Noble Energy, Inc.................................................     290      25,355
   *Occidental Petroleum Corp.........................................   2,083     181,283
   #Patterson-UTI Energy, Inc.........................................  10,062     155,760
   *Phillips 66.......................................................  36,731   1,381,086
    Pioneer Natural Resources Co......................................   7,606     674,120
   *Plains Exploration & Production Co................................   9,981     398,841
    QEP Resources, Inc................................................   8,001     240,270
   *Rowan Cos. P.L.C..................................................   8,786     308,652
   *Tesoro Corp.......................................................   8,670     239,726
    Tidewater, Inc....................................................   3,800     184,566
    Transocean, Ltd...................................................   8,354     391,218
    Valero Energy Corp................................................  39,919   1,097,772
   *Weatherford International, Ltd....................................  17,444     210,200
   *Whiting Petroleum Corp............................................   2,998     121,119
                                                                               -----------
Total Energy..........................................................          27,728,995
                                                                               -----------
Financials -- (17.6%)
    Allied World Assurance Co. Holdings, Ltd..........................   2,663     200,870
    Allstate Corp. (The)..............................................  20,984     719,751
    Alterra Capital Holdings, Ltd.....................................   1,608      37,418
   *American Capital, Ltd.............................................   9,118      90,815
    American Financial Group, Inc.....................................   7,802     294,213
   *American International Group, Inc.................................  11,602     362,795
   *American National Insurance Co....................................   1,231      86,699
    Assurant, Inc.....................................................   6,944     251,442
    Assured Guaranty, Ltd.............................................   2,731      32,717
    Axis Capital Holdings, Ltd........................................   8,360     274,710
    Bank of America Corp.............................................. 419,548   3,079,482
    Bank of New York Mellon Corp. (The)...............................  11,562     246,039
    Capital One Financial Corp........................................   7,705     435,255
   *CIT Group, Inc....................................................   2,835     103,534
    Citigroup, Inc.................................................... 151,862   4,120,016
    CME Group, Inc....................................................  21,745   1,133,132
    CNA Financial Corp................................................  14,132     368,987
    Comerica, Inc.....................................................     780      23,564
   *E*Trade Financial Corp............................................   2,310      17,625
    Everest Re Group, Ltd.............................................   3,122     317,507
    First Niagara Financial Group, Inc................................  10,214      77,422
   *Genworth Financial, Inc. Class A..................................  33,383     168,250
    Goldman Sachs Group, Inc. (The)...................................  11,340   1,144,206

                                     1231

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    Hartford Financial Services Group, Inc............................  29,855 $   491,115
    Hudson City Bancorp, Inc..........................................   4,478      28,435
   *Jefferies Group, Inc..............................................   2,962      37,143
    JPMorgan Chase & Co...............................................  35,287   1,270,332
    KeyCorp...........................................................  59,273     472,999
    Legg Mason, Inc...................................................  10,700     262,364
   *Leucadia National Corp............................................     193       4,184
    Lincoln National Corp.............................................  21,825     437,591
    Loews Corp........................................................  28,230   1,117,626
    MetLife, Inc......................................................  67,215   2,068,206
    Morgan Stanley....................................................  64,438     880,223
    NASDAQ OMX Group, Inc. (The)......................................  12,534     284,522
    NYSE Euronext.....................................................   1,210      30,831
    Old Republic International Corp...................................  18,050     145,483
    PartnerRe, Ltd....................................................   3,223     233,474
    People's United Financial, Inc....................................   7,468      85,583
    Principal Financial Group, Inc....................................   9,074     232,204
    Prudential Financial, Inc.........................................  31,442   1,518,020
    Regions Financial Corp............................................  85,761     596,897
    Reinsurance Group of America, Inc.................................   5,245     291,989
    SunTrust Banks, Inc...............................................  35,025     828,341
    Unum Group........................................................  21,480     405,757
    Validus Holdings, Ltd.............................................   5,237     170,360
    XL Group P.L.C....................................................  19,727     407,363
    Zions Bancorporation..............................................  10,975     199,745
                                                                               -----------
Total Financials......................................................          26,087,236
                                                                               -----------
Health Care -- (8.7%)
    Aetna, Inc........................................................  26,282     947,729
   *Bio-Rad Laboratories, Inc. Class A................................     250      24,053
   *Boston Scientific Corp............................................  85,790     443,534
   *CareFusion Corp...................................................  14,963     365,247
    Cigna Corp........................................................   1,684      67,832
    Coventry Health Care, Inc.........................................  10,098     336,566
   *Endo Health Solutions, Inc........................................   2,320      68,974
   *Forest Laboratories, Inc..........................................   2,627      88,136
   *Hologic, Inc......................................................  17,372     321,729
    Humana, Inc.......................................................  10,702     659,243
   *Life Technologies Corp............................................   6,796     298,208
    Omnicare, Inc.....................................................   8,210     257,876
    PerkinElmer, Inc..................................................   6,932     177,113
    Pfizer, Inc....................................................... 239,592   5,759,792
    Teleflex, Inc.....................................................     324      20,652
    Thermo Fisher Scientific, Inc.....................................  27,030   1,504,760
    Universal Health Services, Inc. Class B...........................   2,410      94,183
    WellPoint, Inc....................................................  27,686   1,475,387
                                                                               -----------
Total Health Care.....................................................          12,911,014
                                                                               -----------
Industrials -- (14.0%)
   *AGCO Corp.........................................................   3,721     163,129
   *CNH Global NV.....................................................     100       3,812
  #*Colfax Corp.......................................................     191       5,528
    CSX Corp..........................................................  75,747   1,737,636
   *Engility Holdings, Inc............................................     908      13,254
    FedEx Corp........................................................   4,059     366,528
   *Fortune Brands Home & Security, Inc...............................  10,608     234,649
    General Electric Co............................................... 272,645   5,657,384
   *Hertz Global Holdings, Inc........................................  14,266     160,635
    Ingersoll-Rand P.L.C..............................................  17,110     725,635
  #*Jacobs Engineering Group, Inc.....................................     292      11,262
    KBR, Inc..........................................................   6,170     161,901

                                     1232

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                       ------      ------
Industrials -- (Continued)
    L-3 Communications Holdings, Inc..................................  5,447 $   386,138
    Manpower, Inc.....................................................  1,119      39,814
    Norfolk Southern Corp............................................. 26,620   1,971,211
    Northrop Grumman Corp............................................. 19,042   1,260,580
   *Owens Corning, Inc................................................  8,578     230,405
   *Quanta Services, Inc..............................................  7,729     177,690
   #Regal-Beloit Corp.................................................    550      35,404
    Republic Services, Inc............................................ 25,729     744,340
    Ryder System, Inc.................................................  1,739      68,586
    Southwest Airlines Co............................................. 56,592     520,080
   *Spirit Aerosystems Holdings, Inc. Class A.........................      6         141
    SPX Corp..........................................................  2,016     122,412
    Stanley Black & Decker, Inc.......................................  9,547     638,599
    Towers Watson & Co................................................    100       5,863
    Triumph Group, Inc................................................    100       6,253
    Tyco International, Ltd........................................... 21,456   1,178,793
    Union Pacific Corp................................................ 31,933   3,915,305
    URS Corp..........................................................  5,530     193,937
  #*WESCO International, Inc..........................................    220      12,256
                                                                              -----------
Total Industrials.....................................................         20,749,160
                                                                              -----------
Information Technology -- (3.8%)
    Activision Blizzard, Inc.......................................... 37,402     449,947
   *AOL, Inc..........................................................    395      12,585
   *Applied Materials, Inc............................................  3,818      41,578
   *Arrow Electronics, Inc............................................  8,135     274,556
   *Avnet, Inc........................................................ 10,663     335,885
    AVX Corp..........................................................  2,084      20,298
   *Brocade Communications Systems, Inc...............................  2,403      11,943
   #Computer Sciences Corp............................................ 10,975     270,204
    Corning, Inc...................................................... 42,308     482,734
  #*Cree, Inc.........................................................  3,849      92,184
    Fidelity National Information Services, Inc....................... 21,660     680,990
    Hewlett-Packard Co................................................ 14,439     263,367
    IAC/InterActiveCorp...............................................  6,151     323,604
   *Ingram Micro, Inc. Class A........................................ 11,144     167,049
  #*Juniper Networks, Inc.............................................    372       6,521
   *Micron Technology, Inc............................................ 62,590     388,684
   #Molex, Inc........................................................  1,008      25,321
    Molex, Inc. Class A...............................................    100       2,068
   *Western Digital Corp.............................................. 14,960     594,959
    Xerox Corp........................................................ 69,867     484,178
   *Yahoo!, Inc....................................................... 42,444     672,313
                                                                              -----------
Total Information Technology..........................................          5,600,968
                                                                              -----------
Materials -- (2.8%)
   #Alcoa, Inc........................................................ 73,466     622,257
    Ashland, Inc......................................................  5,450     383,626
   #Cliffs Natural Resources, Inc.....................................  2,727     111,507
    Cytec Industries, Inc.............................................  1,726     106,253
    Domtar Corp.......................................................  2,789     205,996
    Huntsman Corp.....................................................  3,965      50,157
    International Paper Co............................................ 31,763   1,042,144
    MeadWestvaco Corp................................................. 12,272     348,525
   #Nucor Corp........................................................  3,346     131,163
    Reliance Steel & Aluminum Co......................................  5,210     268,211
    Rock-Tenn Co. Class A.............................................  2,943     171,341
    Sealed Air Corp...................................................  5,840      94,608
    Steel Dynamics, Inc............................................... 14,749     190,115
   #United States Steel Corp..........................................  3,223      66,555
    Vulcan Materials Co...............................................  9,022     349,512

                                     1233

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                  SHARES       VALUE+
                                                                                  ------       ------
Materials -- (Continued)
    Westlake Chemical Corp................................................           633 $     37,575
                                                                                         ------------
Total Materials...........................................................                  4,179,545
                                                                                         ------------
Telecommunication Services -- (6.6%)
    AT&T, Inc.............................................................       177,239    6,720,903
    CenturyLink, Inc......................................................        38,023    1,579,475
   #Frontier Communications Corp..........................................        20,591       80,717
   *MetroPCS Communications, Inc..........................................        21,262      186,255
   *Sprint Nextel Corp....................................................       204,911      893,412
    Telephone & Data Systems, Inc.........................................         7,138      172,954
   *United States Cellular Corp...........................................         3,700      152,144
                                                                                         ------------
Total Telecommunication Services..........................................                  9,785,860
                                                                                         ------------
Utilities -- (0.2%)
  #*NRG Energy, Inc.......................................................        11,808      234,035
    UGI Corp..............................................................         1,421       43,554
                                                                                         ------------
Total Utilities...........................................................                    277,589
                                                                                         ------------
TOTAL COMMON STOCKS.......................................................                143,654,664
                                                                                         ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares...           615          615
                                                                                         ------------

                                                                                 SHARES/
                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)
                                                                                 -------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@DFA Short Term Investment Fund........................................     4,248,080    4,248,080
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,001 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,310) to be repurchased at $100,001..............................          $100      100,000
                                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                  4,348,080
                                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $135,991,862)^^...................................................               $148,003,359
                                                                                         ============

                                     1234

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------
                                                                         LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                                       ------------ ---------- ------- ------------
Common Stocks
  Consumer Discretionary.............................................. $ 24,017,370         --   --    $ 24,017,370
  Consumer Staples....................................................   12,316,927         --   --      12,316,927
  Energy..............................................................   27,728,995         --   --      27,728,995
  Financials..........................................................   26,087,236         --   --      26,087,236
  Health Care.........................................................   12,911,014         --   --      12,911,014
  Industrials.........................................................   20,749,160         --   --      20,749,160
  Information Technology..............................................    5,600,968         --   --       5,600,968
  Materials...........................................................    4,179,545         --   --       4,179,545
  Telecommunication Services..........................................    9,785,860         --   --       9,785,860
  Utilities...........................................................      277,589         --   --         277,589
Temporary Cash Investments............................................          615         --   --             615
Securities Lending Collateral.........................................           -- $4,348,080   --       4,348,080
                                                                       ------------ ----------   --    ------------
TOTAL................................................................. $143,655,279 $4,348,080   --    $148,003,359
                                                                       ============ ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1235

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES    VALUE++
                                                                       ------    -------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.7%)
    Alumina, Ltd...................................................... 55,119 $   38,800
    Arrium, Ltd.......................................................  7,970      5,956
    Asciano Group, Ltd................................................ 31,130    141,240
    Bank of Queensland, Ltd...........................................  5,304     42,394
   #Bendigo and Adelaide Bank, Ltd.................................... 11,480     98,480
   #Boral, Ltd........................................................ 21,633     76,013
   #Caltex Australia, Ltd.............................................  5,940     87,930
    Echo Entertainment Group, Ltd..................................... 17,525     76,826
   #Fairfax Media, Ltd................................................ 59,866     32,813
   *GrainCorp, Ltd....................................................  3,228     31,095
   #Harvey Norman Holdings, Ltd.......................................  6,979     14,610
    Incitec Pivot, Ltd................................................ 41,879    135,770
    Lend Lease Group NL............................................... 11,809     99,884
    Macquarie Group, Ltd.............................................. 10,343    269,115
    National Australia Bank, Ltd...................................... 26,406    688,985
   *Newcrest Mining, Ltd.............................................. 10,861    265,608
    Origin Energy, Ltd................................................ 32,809    404,970
    OZ Minerals, Ltd..................................................  8,784     69,250
   *Qantas Airways, Ltd............................................... 32,996     39,298
    Santos, Ltd....................................................... 26,374    295,946
   *Seven Group Holdings, Ltd.........................................  9,893     74,877
   #Sims Metal Management, Ltd........................................  3,933     34,305
    Suncorp Group, Ltd................................................ 40,656    360,599
    TABCorp. Holdings, Ltd............................................ 14,604     49,705
    Tatts Group, Ltd.................................................. 32,618     99,257
    Toll Holdings, Ltd................................................ 16,112     67,682
   *Treasury Wine Estates, Ltd........................................  7,037     32,536
    Washington H. Soul Pattinson & Co., Ltd...........................    924     12,751
    Wesfarmers, Ltd................................................... 33,233  1,134,204
                                                                              ----------
TOTAL AUSTRALIA.......................................................         4,780,899
                                                                              ----------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...............................................  5,736    103,641
   #Raiffeisen Bank International AG..................................  2,147     70,663
                                                                              ----------
TOTAL AUSTRIA.........................................................           174,304
                                                                              ----------
BELGIUM -- (0.9%)
    Ageas............................................................. 61,558    122,090
    Delhaize Group SA.................................................  4,481    160,225
    KBC Groep NV......................................................  4,736     98,923
   #Solvay SA.........................................................  2,420    251,258
    UCB SA............................................................  5,259    263,096
                                                                              ----------
TOTAL BELGIUM.........................................................           895,592
                                                                              ----------
CANADA -- (11.5%)
    Agrium, Inc.......................................................  2,369    225,337
    Aimia, Inc........................................................    975     12,970
   *AuRico Gold, Inc..................................................  4,800     31,200
    Barrick Gold Corp................................................. 19,184    630,770
   #Bell Aliant, Inc..................................................  1,758     43,737
    Cameco Corp.......................................................  2,600     54,340
    Canadian National Resources, Ltd..................................  2,781     75,844
    Canadian Natural Resources, Ltd................................... 28,258    770,031
   #Canadian Tire Corp. Class A.......................................  2,400    158,692
    Empire Co., Ltd. Class A..........................................  1,200     68,313
   #Encana Corp....................................................... 23,954    533,612
   #Enerplus Corp.....................................................  5,482     77,022
    Ensign Energy Services, Inc.......................................  3,653     53,801

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CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
CANADA -- (Continued)
    Fairfax Financial Holdings, Ltd...................................    700 $   263,499
    Genworth MI Canada, Inc...........................................  1,085      18,371
    George Weston, Ltd................................................  2,300     135,888
    Goldcorp, Inc. (2676302)..........................................  4,600     166,047
    Goldcorp, Inc. (380956409)........................................ 18,328     660,541
   #Husky Energy, Inc.................................................  9,700     240,940
    IAMGOLD Corp......................................................  6,474      72,120
    Industrial Alliance Insurance & Financial Services, Inc...........  2,300      51,259
    Inmet Mining Corp.................................................  1,550      61,654
    Kinross Gold Corp................................................. 31,183     260,571
   #Loblaw Cos., Ltd..................................................  4,400     142,901
   *Lundin Mining Corp................................................  7,690      32,896
    Magna International, Inc..........................................  8,230     329,906
   #Manulife Financial Corp........................................... 53,517     574,740
   #Methanex Corp.....................................................  2,235      61,355
    Nexen, Inc........................................................ 20,760     527,462
   #Pan American Silver Corp..........................................    670      10,028
   #Pengrowth Energy Corp.............................................  7,628      48,604
   #Penn West Petroleum, Ltd.......................................... 11,123     151,730
   #PetroBakken Energy, Ltd. Class A..................................  1,115      13,842
   *Precision Drilling Corp...........................................  8,434      67,112
    Progress Energy Resources Corp....................................  5,589     126,844
    Progressive Waste Solutions, Ltd..................................  1,176      23,570
   *Quebecor, Inc. Class B............................................  1,400      49,307
  #*Research In Motion, Ltd. (2117265)................................  4,071      29,147
  #*Research In Motion, Ltd. (760975102)..............................  3,926      28,071
   #Sun Life Financial, Inc........................................... 22,308     484,487
    Suncor Energy, Inc................................................ 51,054   1,560,867
    Talisman Energy, Inc. (2068299)...................................  9,540     117,960
    Talisman Energy, Inc. (87425E103)................................. 20,725     256,368
    Teck Resources, Ltd. Class B...................................... 17,290     484,986
   #Thomson Reuters Corp.............................................. 17,778     504,169
   #TransAlta Corp....................................................  7,800     121,723
    TransCanada Corp.................................................. 13,311     606,186
   #Trican Well Service, Ltd..........................................  3,300      39,619
   *Uranium One, Inc.................................................. 12,400      28,315
    Viterra, Inc......................................................  6,796     108,834
    West Fraser Timber Co., Ltd.......................................    512      27,110
    Yamana Gold, Inc.................................................. 27,400     406,280
                                                                              -----------
TOTAL CANADA..........................................................         11,630,978
                                                                              -----------
DENMARK -- (1.5%)
    A.P. Moeller-Maersk A.S. Series A.................................     20     131,495
    A.P. Moeller-Maersk A.S. Series B.................................     57     394,385
    Carlsberg A.S. Series B...........................................  4,898     395,901
   *Danske Bank A.S................................................... 24,724     366,506
   *FLSmidth & Co. A.S................................................  1,010      60,665
    H. Lundbeck A.S...................................................  1,633      32,334
    Rockwool International A.S. Series B..............................    219      19,216
    TDC A.S........................................................... 14,199      96,292
                                                                              -----------
TOTAL DENMARK.........................................................          1,496,794
                                                                              -----------
FINLAND -- (0.6%)
    Kesko Oyj Series B................................................  2,106      54,383
   #Nokia Oyj......................................................... 30,243      72,593
    Stora Enso Oyj Series R........................................... 29,113     165,730
    UPM-Kymmene Oyj................................................... 25,565     273,083
                                                                              -----------
TOTAL FINLAND.........................................................            565,789
                                                                              -----------

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
                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (8.0%)
  #*Alcatel-Lucent SA................................................. 38,117 $   42,068
    AXA SA............................................................ 58,965    716,411
    BNP Paribas SA.................................................... 27,914  1,031,139
    Bollore SA........................................................    305     67,918
    Bouygues SA.......................................................  4,798    120,839
    Cap Gemini SA.....................................................  3,195    116,585
    Casino Guichard Perrachon SA......................................  2,364    198,252
    Cie de Saint-Gobain SA............................................ 16,292    490,605
   *Cie Generale de Geophysique - Veritas SA..........................  1,499     42,906
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR............  3,650    104,609
    Cie Generale des Etablissements Michelin SA Series B..............  3,016    204,928
    Ciments Francais SA...............................................    488     26,952
   *CNP Assurances SA.................................................  5,527     58,226
   *Credit Agricole SA................................................ 48,568    207,586
    Eiffage SA........................................................    369      9,755
    Electricite de France SA..........................................  5,895    122,122
    France Telecom SA................................................. 57,203    766,015
    GDF Suez SA....................................................... 46,682  1,041,718
    Groupe Eurotunnel SA..............................................  2,346     16,666
    Lafarge SA........................................................  9,061    415,389
   #Lagardere SCA.....................................................  5,094    137,385
    Natixis SA........................................................ 40,470    100,859
  #*Peugeot SA........................................................  6,327     49,069
    Renault SA........................................................  8,195    357,406
    Rexel SA..........................................................  3,697     61,783
    SA des Ciments Vicat..............................................     80      3,367
    Sanofi SA.........................................................    661     53,930
   *Societe Generale SA............................................... 14,644    322,331
    STMicroelectronics NV............................................. 28,793    154,474
    Vallourec SA......................................................  1,049     43,430
    Vivendi SA........................................................ 53,030  1,005,761
                                                                              ----------
TOTAL FRANCE..........................................................         8,090,484
                                                                              ----------
GERMANY -- (7.1%)
    Allianz SE........................................................  4,423    438,801
    Allianz SE Sponsored ADR.......................................... 60,736    602,501
    Bayerische Motoren Werke AG.......................................    456     33,937
   *Commerzbank AG.................................................... 66,668    103,315
    Daimler AG........................................................ 28,921  1,441,007
    Deutsche Bank AG.................................................. 33,899  1,029,200
    Deutsche Lufthansa AG.............................................  6,846     86,054
    Deutsche Post AG..................................................  4,542     81,544
    Deutsche Telekom AG...............................................  7,162     80,730
   #Deutsche Telekom AG Sponsored ADR................................. 73,200    823,500
    E.ON AG........................................................... 45,606    970,591
   #Heidelberger Zement AG............................................  5,179    239,973
    Munchener Rueckversicherungs-Gesellschaft AG......................  3,909    553,877
    RWE AG............................................................  8,482    333,006
    Salzgitter AG.....................................................  1,190     43,264
    ThyssenKrupp AG...................................................  6,438    118,024
    Volkswagen AG.....................................................    943    149,901
                                                                              ----------
TOTAL GERMANY.........................................................         7,129,225
                                                                              ----------
GREECE -- (0.0%)
   *Coca-Cola Hellenic Bottling Co. S.A. ADR..........................  1,125     19,215
    Hellenic Petroleum S.A............................................  2,479     16,210
   *National Bank of Greece S.A.......................................  2,339      3,641
                                                                              ----------
TOTAL GREECE..........................................................            39,066
                                                                              ----------

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
                                                                        SHARES    VALUE++
                                                                        ------    -------
HONG KONG -- (1.8%)
    Cathay Pacific Airways, Ltd.......................................  23,000 $   37,878
    Cheung Kong Holdings, Ltd.........................................  16,000    209,132
  #*Foxconn International Holdings, Ltd...............................  70,000     20,849
    Great Eagle Holdings, Ltd.........................................   8,452     21,304
    Henderson Land Development Co., Ltd...............................  36,737    212,903
    Hong Kong & Shanghai Hotels, Ltd..................................  19,052     24,131
    Hopewell Holdings, Ltd............................................   9,000     26,041
    Hutchison Whampoa, Ltd............................................  69,000    618,075
    New World Development Co., Ltd.................................... 151,556    192,519
    Orient Overseas International, Ltd................................   6,500     36,691
    Wharf Holdings, Ltd...............................................  32,635    187,096
    Wheelock & Co., Ltd...............................................  47,000    183,092
                                                                               ----------
TOTAL HONG KONG.......................................................          1,769,711
                                                                               ----------
IRELAND -- (0.3%)
   #CRH P.L.C. Sponsored ADR..........................................  14,977    273,780
                                                                               ----------
ISRAEL -- (0.5%)
    Bank Hapoalim B.M.................................................  74,220    215,067
   *Bank Leumi Le-Israel B.M..........................................  49,152    110,817
    Elbit Systems, Ltd................................................   2,033     65,736
   *Israel Discount Bank, Ltd. Series A...............................  34,311     32,000
   *NICE Systems, Ltd. Sponsored ADR..................................   3,091    111,276
                                                                               ----------
TOTAL ISRAEL..........................................................            534,896
                                                                               ----------
ITALY -- (0.9%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 227,814     50,340
  #*Fiat SpA..........................................................  28,990    142,063
  #*Finmeccanica SpA..................................................   4,820     17,611
    Intesa Sanpaolo SpA...............................................   6,475      8,185
   #Mediaset SpA......................................................  11,973     20,869
    Telecom Italia SpA................................................ 170,034    138,412
    Telecom Italia SpA Sponsored ADR..................................  24,800    201,376
   *UniCredit SpA.....................................................  83,475    282,826
    Unione di Banche Italiane ScpA....................................  17,460     50,567
                                                                               ----------
TOTAL ITALY...........................................................            912,249
                                                                               ----------
JAPAN -- (18.0%)
    77 Bank, Ltd. (The)...............................................   9,000     33,875
   #Aeon Co., Ltd.....................................................  20,500    246,834
    Aisin Seiki Co., Ltd..............................................     200      6,079
    Alfresa Holdings Corp.............................................   1,400     74,420
    Amada Co., Ltd....................................................  10,000     52,586
    Asahi Glass Co., Ltd..............................................  24,000    140,902
    Asahi Kasei Corp..................................................  19,000    100,703
    Bank of Kyoto, Ltd. (The).........................................   9,000     65,823
    Bank of Yokohama, Ltd. (The)......................................   3,000     13,587
    Canon Marketing Japan, Inc........................................   2,000     26,929
   #Casio Computer Co., Ltd...........................................   6,600     43,382
    Chiba Bank, Ltd. (The)............................................   6,000     34,952
    Chugoku Bank, Ltd. (The)..........................................   5,400     68,761
    Chuo Mitsui Trust Holdings, Inc...................................  50,030    142,897
    Citizen Holdings Co., Ltd.........................................   7,800     43,094
    Coca-Cola West Co., Ltd...........................................   1,000     17,114
    COMSYS Holdings Corp..............................................   2,400     29,913
    Cosmo Oil Co., Ltd................................................  10,000     21,808
    Dai Nippon Printing Co., Ltd......................................  18,000    136,810
    Daicel Corp.......................................................  10,000     59,851
    Dainippon Sumitomo Pharma Co., Ltd................................   3,100     34,237
    Daiwa Securities Group, Inc.......................................  44,904    167,359
    Fuji Media Holdings, Inc..........................................      18     30,624

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
                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp............................................  16,600 $  296,480
   *Fujitsu, Ltd......................................................   3,000     11,769
    Fukuoka Financial Group, Inc......................................  25,000     91,167
    Glory, Ltd........................................................   1,200     24,831
    Gunma Bank, Ltd. (The)............................................  12,000     58,341
    Hachijuni Bank, Ltd. (The)........................................  17,000     90,201
    Hakuhodo DY Holdings, Inc.........................................     470     30,951
   #Hankyu Hanshin Holdings, Inc......................................   8,000     42,846
    Hiroshima Bank, Ltd. (The)........................................   1,000      3,293
    Hitachi Capital Corp..............................................   1,600     29,030
   *Hitachi Chemical Co., Ltd.........................................   2,100     31,898
    Hitachi High-Technologies Corp....................................   1,500     37,335
    Hitachi Transport System, Ltd.....................................     900     16,508
    Hokkoku Bank, Ltd. (The)..........................................   2,000      7,263
    Hokuhoku Financial Group, Inc.....................................  26,000     37,703
    House Foods Corp..................................................   1,600     26,682
   *Ibiden Co., Ltd...................................................   2,500     40,519
    Idemitsu Kosan Co., Ltd...........................................     800     67,011
    Inpex Corp........................................................      59    327,825
    Isetan Mitsukoshi Holdings, Ltd...................................  11,700    123,175
    Iyo Bank, Ltd. (The)..............................................   8,000     61,617
    J. Front Retailing Co., Ltd.......................................  12,000     59,458
    JFE Holdings, Inc.................................................  12,100    158,610
    Joyo Bank, Ltd. (The).............................................  14,000     62,383
    JTEKT Corp........................................................     200      1,756
    JX Holdings, Inc..................................................  72,627    349,106
    Kagoshima Bank, Ltd. (The)........................................   5,000     30,062
    Kajima Corp.......................................................   3,000      8,580
    Kamigumi Co., Ltd.................................................   8,000     64,155
    Kaneka Corp.......................................................   8,000     41,145
  #*Kawasaki Kisen Kaisha, Ltd........................................  26,000     39,375
    Keiyo Bank, Ltd. (The)............................................   4,000     17,929
    Kinden Corp.......................................................   2,000     13,448
    Kirin Holdings Co., Ltd...........................................   4,000     45,372
    Kobe Steel, Ltd...................................................  17,000     15,892
    Konica Minolta Holdings, Inc......................................   9,000     63,461
    Kyocera Corp......................................................   3,700    292,752
    Kyowa Hakko Kirin Co., Ltd........................................  10,000    111,227
    LIXIL Group Corp..................................................   1,848     38,622
    Mabuchi Motor Co., Ltd............................................     400     15,512
    Marui Group Co., Ltd..............................................   6,000     43,854
    Maruichi Steel Tube, Ltd..........................................   1,300     25,249
   *Mazda Motor Corp..................................................  34,000     40,777
    Medipal Holdings Corp.............................................   4,200     60,416
    Meiji Holdings Co., Ltd...........................................   2,502    114,249
    Mitsubishi Chemical Holdings Corp.................................  33,000    139,261
    Mitsubishi Corp...................................................  34,400    680,731
    Mitsubishi Gas Chemical Co., Inc..................................  13,000     74,545
    Mitsubishi Heavy Industries, Ltd..................................  88,402    356,945
    Mitsubishi Logistics Corp.........................................   3,000     31,680
    Mitsubishi Materials Corp.........................................  35,000     96,474
    Mitsubishi Tanabe Pharma Corp.....................................   2,700     41,207
    Mitsubishi UFJ Financial Group, Inc............................... 409,800  1,987,136
    Mitsui & Co., Ltd.................................................  49,700    733,903
    Mitsui Chemicals, Inc.............................................  29,000     64,995
   #Mitsui O.S.K. Lines, Ltd..........................................  13,000     39,233
    MS&AD Insurance Group Holdings, Inc...............................  11,450    185,175
    Nagase & Co., Ltd.................................................   2,000     23,029
    Nanto Bank, Ltd. (The)............................................   3,000     12,677
  #*NEC Corp..........................................................  80,000    106,573
    Nippon Electric Glass Co., Ltd....................................   7,000     36,851

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
JAPAN -- (Continued)
    Nippon Express Co., Ltd...........................................  27,000 $  109,941
    Nippon Meat Packers, Inc..........................................   5,000     65,335
   #Nippon Paper Group, Inc...........................................   4,100     51,855
    Nippon Shokubai Co., Ltd..........................................   3,000     36,497
    Nippon Steel Corp................................................. 128,000    255,412
    Nippon Television Network Corp....................................     190     29,085
    Nippon Yusen K.K..................................................  41,000     90,724
    Nishi-Nippon Bank, Ltd............................................  18,000     39,347
    Nisshin Seifun Group, Inc.........................................   6,000     71,448
    Nisshin Steel Co., Ltd............................................  23,000     25,307
    Nisshinbo Holdings, Inc...........................................   3,000     19,638
    Nomura Holdings, Inc..............................................  87,400    306,039
    Obayashi Corp.....................................................  16,000     72,633
    OJI Paper Co., Ltd................................................  27,000     89,918
    Onward Holdings Co., Ltd..........................................   2,000     14,953
    Panasonic Corp....................................................  67,000    463,731
  #*Renesas Electronics Corp..........................................   2,200      7,323
    Rengo Co., Ltd....................................................   6,000     33,011
   #Ricoh Co., Ltd....................................................  24,000    164,085
    Rohm Co., Ltd.....................................................   3,300    118,442
    Sankyo Co., Ltd...................................................   1,800     89,218
    SBI Holdings, Inc.................................................     588     39,703
   #Seiko Epson Corp..................................................   4,400     35,019
    Seino Holdings Co., Ltd...........................................   2,000     13,487
    Sekisui House, Ltd................................................  17,000    162,449
   #Sharp Corp........................................................  32,000    109,469
    Shiga Bank, Ltd...................................................   4,000     21,899
    Shimizu Corp......................................................  20,000     62,291
    Shinsei Bank, Ltd.................................................  22,000     24,785
   #Showa Denko K.K...................................................  19,000     34,232
   #Showa Shell Sekiyu K.K............................................   5,500     29,842
    SKY Perfect JSAT Holdings, Inc....................................      23      9,582
    Sojitz Corp.......................................................  34,370     53,284
    Sony Corp.........................................................   6,800     82,687
   #Sony Corp. Sponsored ADR..........................................  29,100    353,565
    Sumitomo Bakelite Co., Ltd........................................   2,000      8,271
    Sumitomo Chemical Co., Ltd........................................  14,000     38,785
    Sumitomo Corp.....................................................  37,500    525,341
    Sumitomo Electric Industries, Ltd.................................  24,400    286,931
    Sumitomo Forestry Co., Ltd........................................   3,000     25,853
    Sumitomo Metal Industries, Ltd....................................  57,000     83,552
   *Sumitomo Metal Mining Co., Ltd....................................   8,000     85,448
    Sumitomo Mitsui Financial Group, Inc..............................  22,500    708,554
    Suzuken Co., Ltd..................................................   3,000    107,526
    Suzuki Motor Corp.................................................   9,600    175,406
    Taisei Corp.......................................................  32,000     87,971
    Takashimaya Co., Ltd..............................................   6,000     43,725
   #TDK Corp..........................................................   2,600     98,615
    Teijin, Ltd.......................................................  11,000     32,173
    Tokai Rika Co., Ltd...............................................     600      9,271
    Tokyo Broadcasting System, Inc....................................   1,700     19,548
   #Toppan Printing Co., Ltd..........................................  16,000     99,124
    Tosoh Corp........................................................   5,000     12,283
    Toyo Seikan Kaisha, Ltd...........................................   5,100     59,891
    Toyoda Gosei Co., Ltd.............................................   1,400     28,622
    Toyota Motor Corp.................................................   5,600    214,126
    Toyota Motor Corp. Sponsored ADR..................................  30,818  2,357,885
    Toyota Tsusho Corp................................................   6,700    123,883
    TV Asahi Corp.....................................................       9     14,178
   *Ube Industries, Ltd...............................................  21,000     45,790
    UNY Co., Ltd......................................................   5,300     47,703

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
JAPAN -- (Continued)
    Wacoal Corp.......................................................   2,000 $    23,856
   *Yamada Denki Co., Ltd.............................................   1,660      86,032
    Yamaguchi Financial Group, Inc....................................   7,000      58,985
    Yamaha Corp.......................................................   5,000      48,075
    Yamaha Motor Co., Ltd.............................................   6,100      51,522
    Yamato Kogyo Co., Ltd.............................................   1,600      45,109
                                                                               -----------
TOTAL JAPAN...........................................................          18,213,060
                                                                               -----------
NETHERLANDS -- (2.9%)
    Aegon NV..........................................................  65,130     295,651
    Akzo Nobel NV.....................................................   6,759     364,814
    ArcelorMittal NV..................................................  36,543     581,762
   #ArcelorMittal NV ADR..............................................   3,900      62,010
    Delta Lloyd NV....................................................     271       3,534
   *ING Groep NV...................................................... 106,762     702,325
   *ING Groep NV Sponsored ADR........................................  20,692     136,153
    Koninklijke DSM NV................................................   3,974     195,611
    Koninklijke Philips Electronics NV................................  26,077     573,494
                                                                               -----------
TOTAL NETHERLANDS.....................................................           2,915,354
                                                                               -----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd...............................................  20,560      83,188
                                                                               -----------
NORWAY -- (1.1%)
    DNB ASA...........................................................  33,491     351,617
   *Marine Harvest ASA................................................  90,883      60,548
    Norsk Hydro ASA...................................................  44,745     181,728
    Orkla ASA.........................................................  35,448     253,020
    Petroleum Geo-Services ASA........................................   4,024      58,884
   *Storebrand ASA....................................................  11,463      43,584
    Subsea 7 SA.......................................................   8,201     171,408
                                                                               -----------
TOTAL NORWAY..........................................................           1,120,789
                                                                               -----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA...........................................  12,512       7,693
   *EDP Renovaveis SA.................................................  22,018      67,863
    Portugal Telecom SA...............................................   2,754      11,681
                                                                               -----------
TOTAL PORTUGAL........................................................              87,237
                                                                               -----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd................................................... 105,000     251,633
    DBS Group Holdings, Ltd...........................................   3,792      44,736
    Fraser & Neave, Ltd...............................................   5,500      36,093
    Golden Agri-Resources, Ltd........................................ 277,000     164,039
    Keppel Land, Ltd..................................................   9,000      24,721
  #*Neptune Orient Lines, Ltd.........................................   7,000       6,431
   *Noble Group, Ltd..................................................  73,000      62,621
   #Overseas Union Enterprise, Ltd....................................   3,000       6,124
    Singapore Airlines, Ltd...........................................  23,800     202,051
    Singapore Land, Ltd...............................................   1,000       4,755
    United Industrial Corp., Ltd......................................  24,000      51,010
    UOL Group, Ltd....................................................  12,400      51,463
    Venture Corp., Ltd................................................   3,000      17,943
                                                                               -----------
TOTAL SINGAPORE.......................................................             923,620
                                                                               -----------
SPAIN -- (2.2%)
    Acciona SA........................................................   2,700     117,462
   #Banco de Sabadell SA..............................................  50,650      96,451
   #Banco Espanol de Credito SA.......................................   5,651      14,816
   #Banco Popular Espanol SA..........................................  80,382     150,831

                                     1242

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SPAIN -- (Continued)
    Banco Santander SA................................................ 271,008 $1,640,924
   #CaixaBank SA......................................................  18,236     59,570
    Iberdrola SA......................................................  37,760    136,768
                                                                               ----------
TOTAL SPAIN...........................................................          2,216,822
                                                                               ----------
SWEDEN -- (3.2%)
    Boliden AB........................................................   7,090    107,494
    Meda AB Series A..................................................   2,731     25,790
    Nordea Bank AB....................................................  85,572    796,837
    Skandinaviska Enskilda Banken AB Series A.........................  54,182    397,165
   #SSAB AB Series A..................................................   5,533     45,320
    SSAB AB Series B..................................................   2,545     18,289
    Svenska Cellulosa AB Series A.....................................     318      5,391
    Svenska Cellulosa AB Series B.....................................  26,596    451,645
    Swedbank AB Series A..............................................  21,949    381,497
    Telefonaktiebolaget LM Ericsson AB Series A.......................     164      1,520
    Telefonaktiebolaget LM Ericsson AB Series B.......................  43,001    399,300
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................  29,971    277,232
    TeliaSonera AB....................................................  57,228    378,224
                                                                               ----------
TOTAL SWEDEN..........................................................          3,285,704
                                                                               ----------
SWITZERLAND -- (5.6%)
   *ABB, Ltd..........................................................  36,305    631,215
    Adecco SA.........................................................   2,088     91,530
    Aryzta AG.........................................................   2,519    125,038
    Baloise Holding AG................................................   2,199    145,099
    Clariant AG.......................................................   2,370     25,013
    Credit Suisse Group AG............................................  21,736    370,058
    Givaudan SA.......................................................     168    163,273
   #Holcim, Ltd.......................................................  10,258    603,666
    Lonza Group AG....................................................     799     36,038
    Novartis AG ADR...................................................  10,786    632,275
    Sulzer AG.........................................................   1,072    138,261
    Swatch Group AG (The).............................................      17      6,739
    Swiss Life Holding AG.............................................   1,200    114,480
    Swiss Re, Ltd.....................................................  11,976    749,681
    UBS AG............................................................  81,983    862,463
    Zurich Insurance Group AG.........................................   4,524  1,004,068
                                                                               ----------
TOTAL SWITZERLAND.....................................................          5,698,897
                                                                               ----------
UNITED KINGDOM -- (19.8%)
    Anglo American P.L.C..............................................  16,899    500,792
    Aviva P.L.C.......................................................  93,481    428,065
    Barclays P.L.C....................................................     293        763
    Barclays P.L.C. Sponsored ADR.....................................  76,605    801,288
    BP P.L.C. Sponsored ADR...........................................  87,925  3,508,208
    Carnival P.L.C....................................................   3,722    124,844
    Carnival P.L.C. ADR...............................................   6,300    211,113
    Eurasian Natural Resources Corp. P.L.C............................   1,137      6,967
    HSBC Holdings P.L.C. Sponsored ADR................................  74,885  3,130,193
   *International Consolidated Airlines Group SA......................  30,103     75,281
    Investec P.L.C....................................................   6,563     38,670
    Kazakhmys P.L.C...................................................   6,164     67,725
    Kingfisher P.L.C..................................................  88,624    369,622
   *Lloyds Banking Group P.L.C........................................ 123,475     58,564
  #*Lloyds Banking Group P.L.C. Sponsored ADR......................... 157,889    298,410
    Mondi P.L.C.......................................................  16,202    137,839
    Old Mutual P.L.C.................................................. 138,380    340,632
    Resolution, Ltd...................................................  47,048    151,490
    Rexam P.L.C.......................................................  15,492    105,293

                                     1243

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                SHARES      VALUE++
                                                                                ------      -------
UNITED KINGDOM -- (Continued)
   *Royal Bank of Scotland Group P.L.C.................................         28,132 $     94,294
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR..................         14,010       95,128
    Royal Dutch Shell P.L.C. ADR.......................................         48,440    3,417,926
    RSA Insurance Group P.L.C..........................................         46,829       79,695
    Sainsbury (J.) P.L.C...............................................         53,132      268,711
   *Vedanta Resources P.L.C............................................          3,221       48,993
   *Veripos, Inc.......................................................            820        1,578
    Vodafone Group P.L.C...............................................        672,985    1,926,027
    Vodafone Group P.L.C. Sponsored ADR................................         87,922    2,527,758
    William Morrison Supermarkets P.L.C................................         63,021      273,618
    WPP P.L.C..........................................................         17,647      223,131
    Xstrata P.L.C......................................................         55,857      738,135
                                                                                       ------------
TOTAL UNITED KINGDOM...................................................                  20,050,753
                                                                                       ------------
TOTAL COMMON STOCKS....................................................                  92,889,191
                                                                                       ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE.......................................          4,809      247,454
                                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
SPAIN -- (0.1%)
  #*Banco Santander SA Rights 07/27/12.................................        261,918       48,018
                                                                                       ------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)        VALUE+
                                                                               -------       ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund.....................................      6,000,000    6,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,962,627) to be repurchased at $1,924,154...         $1,924    1,924,144
                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL....................................                   7,924,144
                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $123,003,686)^^................................................                $101,108,807
                                                                                       ============

                                     1244

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------
                                                                         LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                                       ----------- ----------- ------- ------------
Common Stocks
  Australia...........................................................          -- $ 4,780,899   --    $  4,780,899
  Austria.............................................................          --     174,304   --         174,304
  Belgium.............................................................          --     895,592   --         895,592
  Canada.............................................................. $11,630,978          --   --      11,630,978
  Denmark.............................................................          --   1,496,794   --       1,496,794
  Finland.............................................................          --     565,789   --         565,789
  France..............................................................     104,609   7,985,875   --       8,090,484
  Germany.............................................................   1,426,001   5,703,224   --       7,129,225
  Greece..............................................................      19,215      19,851   --          39,066
  Hong Kong...........................................................          --   1,769,711   --       1,769,711
  Ireland.............................................................     273,780          --   --         273,780
  Israel..............................................................     111,276     423,620   --         534,896
  Italy...............................................................     201,376     710,873   --         912,249
  Japan...............................................................   2,711,450  15,501,610   --      18,213,060
  Netherlands.........................................................     198,163   2,717,191   --       2,915,354
  New Zealand.........................................................          --      83,188   --          83,188
  Norway..............................................................          --   1,120,789   --       1,120,789
  Portugal............................................................          --      87,237   --          87,237
  Singapore...........................................................          --     923,620   --         923,620
  Spain...............................................................          --   2,216,822   --       2,216,822
  Sweden..............................................................     277,232   3,008,472   --       3,285,704
  Switzerland.........................................................     632,275   5,066,622   --       5,698,897
  United Kingdom......................................................  13,990,024   6,060,729   --      20,050,753
Preferred Stocks
  Germany.............................................................          --     247,454   --         247,454
  Spain...............................................................          --      48,018   --          48,018
Securities Lending Collateral.........................................          --   7,924,144   --       7,924,144
                                                                       ----------- -----------   --    ------------
TOTAL................................................................. $31,576,379 $69,532,428   --    $101,108,807
                                                                       =========== ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1245

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                       SHARES  VALUE++
                                                                       ------  -------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (6.0%)
   *Acrux, Ltd........................................................  7,398 $ 29,366
    Adelaide Brighton, Ltd............................................ 26,886   94,519
   *AED Oil, Ltd......................................................  4,139       --
    Alesco Corp., Ltd.................................................  6,428   13,789
   *Alkane Resources, Ltd............................................. 19,700   16,765
   *Alliance Resources, Ltd........................................... 21,658    4,165
    Amalgamated Holdings, Ltd.........................................  5,533   38,595
    Amcom Telecommunications, Ltd.....................................  6,384    7,901
   *Ampella Mining, Ltd...............................................    616      312
    Ansell, Ltd.......................................................  8,744  121,573
  #*Antares Energy, Ltd............................................... 12,881    5,654
   #APN News & Media, Ltd............................................. 27,122   15,195
  #*Aquarius Platinum, Ltd............................................  2,774    1,723
  #*Arafura Resources, Ltd............................................  7,863    1,354
    ARB Corp., Ltd....................................................  3,547   35,422
    Aristocrat Leisure, Ltd........................................... 13,779   34,081
    Arrium, Ltd....................................................... 70,582   52,747
   *Aurora Oil & Gas, Ltd............................................. 16,633   59,315
    Ausdrill, Ltd..................................................... 21,215   73,884
    Ausenco, Ltd......................................................  2,629    8,477
    Austal, Ltd.......................................................  3,435    5,788
    Austbrokers Holdings, Ltd.........................................    601    4,605
   *Australian Agricultural Co., Ltd.................................. 21,165   24,488
    Australian Infrastructure Fund.................................... 40,779  110,553
    Australian Pharmaceutical Industries, Ltd......................... 21,680    7,937
    Automotive Holdings Group NL...................................... 12,565   34,047
    AVJennings, Ltd................................................... 21,460    7,196
    AWE, Ltd.......................................................... 35,889   55,357
  #*Bandanna Energy, Ltd..............................................  2,730      822
   #Bank of Queensland, Ltd...........................................  5,330   42,602
  #*Bathurst Resources, Ltd...........................................  5,351    1,614
   #Beach Energy, Ltd................................................. 73,441   84,179
  #*Beadell Resources, Ltd............................................ 10,811    7,383
   #Billabong International, Ltd......................................  8,660   12,217
   *Biota Holdings, Ltd...............................................  9,219    6,500
    Blackmores, Ltd...................................................    248    7,601
   *BlueScope Steel, Ltd.............................................. 10,853    2,998
    Boart Longyear, Ltd............................................... 30,454   72,474
   *Boom Logistics, Ltd............................................... 20,098    5,266
    Bradken, Ltd......................................................  8,097   42,077
   *Breville Group, Ltd...............................................  3,008   15,070
    Brickworks, Ltd...................................................  2,046   21,689
  #*Buru Energy, Ltd..................................................  3,348   11,861
    Cabcharge Australia, Ltd..........................................  9,538   55,966
    Cardno, Ltd.......................................................  2,182   19,079
   *Carnarvon Petroleum, Ltd..........................................  6,703      733
   #carsales.com, Ltd.................................................  3,573   23,584
  #*Ceramic Fuel Cells, Ltd. (B01D126)................................ 91,856    4,989
   *Ceramic Fuel Cells, Ltd. (B807HG1)................................ 22,964       --
   *Chemeq, Ltd.......................................................  5,304       --
   *Citigold Corp., Ltd............................................... 58,895    3,942
   #Clough, Ltd....................................................... 17,664   12,949
  #*Coal of Africa, Ltd............................................... 22,474    9,923
  #*Coalspur Mines, Ltd............................................... 21,206   13,384
  #*Cockatoo Coal, Ltd................................................ 39,936    6,853
   #Consolidated Media Holdings, Ltd.................................. 15,282   54,320
   #CSG, Ltd.......................................................... 14,081   10,674
   #CSR, Ltd.......................................................... 18,428   24,015

                                     1246

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
AUSTRALIA -- (Continued)
  #*Cudeco, Ltd.......................................................   4,262 $ 14,800
   #David Jones, Ltd..................................................  24,451   62,352
   #Decmil Group, Ltd.................................................   5,930   16,119
   *Deep Yellow, Ltd..................................................  47,823    1,950
  #*Discovery Metals, Ltd.............................................  35,121   48,727
    Domino's Pizza Enterprises, Ltd...................................     611    5,874
   *Downer EDI, Ltd...................................................  16,096   50,973
  #*Drillsearch Energy, Ltd...........................................  20,116   24,249
    DUET Group........................................................  70,317  153,296
   #DuluxGroup, Ltd...................................................   9,552   30,764
  #*Elders, Ltd.......................................................  15,828    3,806
    Emeco Holdings, Ltd...............................................  37,864   30,062
   *Energy World Corp., Ltd...........................................  50,545   25,085
    Envestra, Ltd.....................................................  82,478   74,257
   *Evolution Mining, Ltd.............................................   6,984   11,280
   #Fairfax Media, Ltd................................................  36,624   20,074
   #FKP Property Group, Ltd...........................................  51,434   20,167
    Fleetwood Corp., Ltd..............................................   6,315   86,425
    FlexiGroup, Ltd...................................................   6,860   21,986
   #Flight Centre, Ltd................................................   3,898   86,617
   *Flinders Mines, Ltd............................................... 135,740   15,571
   *Galaxy Resources, Ltd.............................................  21,890   10,875
  #*Gindalbie Metals, Ltd.............................................  24,151   10,042
    Goodman Fielder, Ltd.............................................. 127,846   65,006
   *GrainCorp, Ltd....................................................  10,303   99,248
   *Gryphon Minerals, Ltd.............................................  11,474    8,154
   #GUD Holdings, Ltd.................................................   3,447   30,766
  #*Gunns, Ltd........................................................  32,848    5,523
   #GWA Group, Ltd....................................................  14,186   31,259
   #Hills Holdings, Ltd...............................................  26,079   29,292
   *Horizon Oil, Ltd..................................................  65,914   18,797
    iiNet, Ltd........................................................   9,099   30,987
    Imdex, Ltd........................................................  13,781   22,544
   #Independence Group NL.............................................  15,853   51,716
    Industrea, Ltd....................................................   5,224    6,844
   *Infigen Energy, Ltd...............................................  14,000    3,295
   *Integra Mining, Ltd...............................................  54,831   17,829
   *Intrepid Mines, Ltd...............................................   7,169    1,644
   #Invocare, Ltd.....................................................   6,435   60,121
    IOOF Holdings, Ltd................................................  13,685   89,412
   #Iress, Ltd........................................................   6,392   44,889
   *Iron Ore Holdings, Ltd............................................   7,983    6,798
   *Ivanhoe Australia, Ltd............................................   3,622    1,631
   #JB Hi-Fi, Ltd.....................................................   7,902   73,104
   *Kagara, Ltd.......................................................  27,762    3,501
   *Karoon Gas Australia, Ltd.........................................   5,930   22,881
   #Kingsgate Consolidated, Ltd.......................................   8,435   35,626
  #*Linc Energy, Ltd..................................................  12,969    7,216
  #*Lynas Corp., Ltd..................................................  10,000    8,345
   *M2 Telecommunications Group, Ltd..................................   2,113    7,167
    MacMahon Holdings, Ltd............................................  42,067   26,500
   *Macquarie Atlas Roads Group NL....................................   8,442   11,535
    McMillan Shakespeare, Ltd.........................................   6,700   83,232
   #Medusa Mining, Ltd................................................   3,460   17,419
    Mermaid Marine Australia, Ltd.....................................   9,019   24,713
   *Miclyn Express Offshore, Ltd......................................   1,826    3,584
   #Mincor Resources NL...............................................  14,047    9,410
   *Mineral Deposits, Ltd.............................................   3,059   14,532
  #*Mirabela Nickel, Ltd..............................................   6,589    1,819
   *Molopo Energy, Ltd................................................  15,907    6,980
   #Monadelphous Group, Ltd...........................................   3,946   89,643

                                     1247

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
AUSTRALIA -- (Continued)
   #Mortgage Choice, Ltd.............................................. 10,500 $ 15,960
   #Mount Gibson Iron, Ltd............................................ 38,346   38,136
   *Murchison Metals, Ltd.............................................  8,000    4,058
   #Myer Holdings, Ltd................................................ 22,072   42,311
   #Navitas, Ltd...................................................... 19,169   77,924
   *NIB Holdings, Ltd................................................. 27,676   45,564
   *Northern Iron, Ltd................................................  3,728    4,578
    Nufarm, Ltd.......................................................  9,844   56,164
    Oakton, Ltd.......................................................  7,474    9,517
  #*Orocobre, Ltd.....................................................  7,127   12,297
    Pacific Brands, Ltd............................................... 43,040   23,420
  #*Paladin Energy, Ltd............................................... 25,488   30,872
   *PanAust, Ltd...................................................... 32,804   81,146
    Panoramic Resources, Ltd..........................................  7,300    4,520
   *PaperlinX, Ltd.................................................... 26,157    1,367
   #Peet, Ltd.........................................................  6,045    4,184
   *Perilya, Ltd...................................................... 31,484    8,393
    Perpetual Trustees Australia, Ltd.................................  2,899   72,331
  #*Perseus Mining, Ltd............................................... 24,847   59,059
  #*Pharmaxis, Ltd.................................................... 18,394   21,443
  #*Platinum Australia, Ltd........................................... 23,193    1,633
    PMP, Ltd.......................................................... 17,571    6,092
    Premier Investments, Ltd..........................................  3,174   16,267
    Primary Health Care, Ltd.......................................... 19,224   60,741
    Prime Media Group, Ltd............................................  5,377    3,898
    Programmed Maintenance Service, Ltd...............................  1,045    2,346
   *Ramelius Resources, Ltd........................................... 16,758    8,721
    RCR Tomlinson, Ltd................................................ 10,693   18,684
   #REA Group, Ltd....................................................  1,460   20,959
   *Regis Resources, Ltd.............................................. 21,064   99,909
   #Reject Shop, Ltd. (The)...........................................  1,278   13,175
   *Resolute Mining, Ltd.............................................. 14,432   20,429
   *Rex Minerals, Ltd.................................................  7,834    6,593
    Ridley Corp., Ltd................................................. 33,330   36,453
   *Roc Oil Co., Ltd.................................................. 19,451    5,662
   #SAI Global, Ltd................................................... 10,719   50,266
   #Salmat, Ltd.......................................................  3,642    8,602
  #*Samson Oil & Gas, Ltd............................................. 76,724    4,169
  #*Sandfire Resources NL.............................................  2,891   21,271
  #*Saracen Mineral Holdings, Ltd..................................... 27,646   13,773
    Seek, Ltd.........................................................  4,570   29,042
    Select Harvests, Ltd..............................................  3,697    5,035
  #*Senex Energy, Ltd................................................. 34,969   22,480
    Servcorp, Ltd.....................................................  1,569    4,679
    Service Stream, Ltd............................................... 21,994    9,072
    Sigma Pharmaceuticals, Ltd........................................ 73,664   46,547
   *Silex System, Ltd.................................................  7,987   32,195
   *Silver Lake Resources, Ltd........................................ 17,110   47,753
   #Sirtex Medical, Ltd...............................................  2,800   18,624
    Skilled Group, Ltd................................................  2,050    4,719
    SMS Management & Technology, Ltd..................................  6,207   37,199
    Southern Cross Media Group, Ltd................................... 67,418   83,056
    Spark Infrastructure Group, Ltd................................... 83,944  143,497
  #*Specialty Fashion Group, Ltd...................................... 19,600   10,254
  #*St. Barbara, Ltd..................................................  9,666   14,038
   *Starpharma Holdings, Ltd..........................................  8,008   12,237
  #*Straits Resources, Ltd............................................ 11,702    1,405
   #STW Communications Group, Ltd..................................... 15,518   15,146
   *Sunland Group, Ltd................................................ 14,139   13,061
    Super Retail Group, Ltd........................................... 11,908   95,556
  #*Tap Oil, Ltd...................................................... 20,587   13,667

                                     1248

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
AUSTRALIA -- (Continued)
    Tassal Group, Ltd.................................................   7,976 $   10,592
   #Technology One, Ltd...............................................  23,020     30,121
   #Ten Network Holdings, Ltd.........................................  59,855     29,705
   *Thakral Holdings Group, Ltd.......................................  85,197     67,969
   *Tiger Resources, Ltd..............................................  13,405      4,050
   #TPG Telecom, Ltd..................................................  25,871     52,446
    Transfield Services, Ltd..........................................  28,963     55,839
   *Transpacific Industries Group, Ltd................................  46,936     37,863
    Troy Resources, Ltd...............................................   2,843     11,839
    Trust Co., Ltd. (The).............................................     659      3,660
   *Unity Mining, Ltd.................................................  12,000      1,311
    UXC, Ltd..........................................................  17,099     11,357
    Village Roadshow, Ltd.............................................  10,695     35,321
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 110,192     46,657
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 110,192        579
    Watpac, Ltd.......................................................   6,412      4,898
    Western Areas NL..................................................   7,047     25,745
  #*White Energy Co., Ltd.............................................   9,723      3,093
    WHK Group, Ltd....................................................   9,562      8,940
    Wide Bay Australia, Ltd...........................................     777      5,600
   #Wotif.com Holdings, Ltd...........................................   5,438     23,317
   *Yancoal Australia, Ltd. (B7TY454).................................   2,290      5,968
   *Yancoal Australia, Ltd. (B84LB45).................................   2,290      2,009
                                                                               ----------
TOTAL AUSTRALIA.......................................................          5,508,913
                                                                               ----------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG............................................     319     35,686
    Atrium European Real Estate, Ltd..................................   8,569     38,236
    BWT AG............................................................     472      7,585
    EVN AG............................................................   2,083     25,793
    Flughafen Wien AG.................................................     543     21,155
  #*Intercell AG......................................................   2,073      4,889
   *Kapsch TrafficCom AG..............................................     127      9,135
   #Lenzing AG........................................................     468     40,953
    Mayr-Melnhof Karton AG............................................     840     73,916
    Oberbank AG.......................................................   1,045     61,327
   #Oesterreichischen Post AG.........................................   1,448     46,135
    Palfinger AG......................................................     904     17,745
   #RHI AG............................................................   2,079     45,916
    S IMMO AG.........................................................   2,718     14,998
    Schoeller-Bleckmann Oilfield Equipment AG.........................     838     70,370
    Semperit Holding AG...............................................     778     26,387
    Strabag SE........................................................   1,012     22,824
  #*Uniqa Versicherungen AG...........................................   5,403     60,239
   #Wienerberger AG...................................................   7,298     61,355
   #Zumtobel AG.......................................................   2,862     30,678
                                                                               ----------
TOTAL AUSTRIA.........................................................            715,322
                                                                               ----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV.........................................   2,145    163,935
   *Agfa-Gevaert NV...................................................  15,370     23,585
    Arseus NV.........................................................   1,959     31,847
    Banque Nationale de Belgique......................................      20     53,802
    Barco NV..........................................................   1,156     66,293
    Bekaert NV........................................................   1,693     43,661
    Compagnie d'Entreprises SA........................................     616     32,077
    Compagnie Immobiliere de Belgique SA..............................     200      6,283
    Compagnie Maritime Belge SA.......................................   1,500     31,332
   *Deceuninck NV.....................................................   6,500      8,462
    D'ieteren SA......................................................   2,276     94,475
    Econocom Group SA.................................................   1,771     36,850

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
BELGIUM -- (Continued)
   #Elia System Operator SA...........................................  1,752 $   69,629
   *Euronav SA........................................................  1,500      9,578
    EVS Broadcast Equipment SA........................................    753     35,486
    Exmar NV..........................................................  1,500     10,630
   *Galapagos NV......................................................    726     13,042
   *Ion Beam Applications SA..........................................    675      3,449
    Kinepolis Group NV................................................    400     34,407
    Melexis NV........................................................  1,058     15,777
    Mobistar SA.......................................................    316      9,743
   #Nyrstar NV........................................................  6,040     28,937
    Recticel SA.......................................................  1,421      8,859
    Roularta Media Group NV...........................................    455      7,756
    Sipef NV..........................................................    540     41,459
    Tessenderlo Chemie NV.............................................  2,881     75,439
  #*ThromboGenics NV..................................................  1,936     62,482
    Van de Velde NV...................................................    393     17,774
                                                                              ----------
TOTAL BELGIUM.........................................................         1,037,049
                                                                              ----------
CANADA -- (9.3%)
   *5N Plus, Inc......................................................  2,300      4,725
    Aastra Technologies, Ltd..........................................    800     13,561
   *Absolute Software Corp............................................  2,400     11,942
   *Advantage Oil & Gas, Ltd.......................................... 10,879     42,633
    Aecon Group, Inc..................................................  3,291     39,511
   #AG Growth International, Inc......................................  1,006     33,104
    AGF Management, Ltd. Class B......................................  5,044     59,853
    Aimia, Inc........................................................ 12,000    159,625
    Akita Drilling, Ltd. Class A......................................  1,200     12,086
   *Alacer Gold Corp.................................................. 10,187     60,440
    Alamos Gold, Inc..................................................  4,700     73,674
   *Alexco Resource Corp..............................................  2,700     11,119
    Algonquin Power & Utilities Corp..................................  6,849     45,075
   #Alliance Grain Traders, Inc.......................................    462      6,436
   *Altius Minerals Corp..............................................  1,000     11,417
   *Anderson Energy, Ltd..............................................  5,100      1,576
   *Angle Energy, Inc.................................................  2,700      9,908
   *Antrim Energy, Inc................................................  6,500      4,083
   *Argonaut Gold, Inc................................................  7,300     60,491
    Astral Media, Inc. Class A........................................  4,500    220,681
   *Atrium Innovations, Inc...........................................    831      9,422
   *ATS Automation Tooling System, Inc................................  5,060     41,172
   *Aura Minerals, Inc................................................  5,100      2,390
  #*AuRico Gold, Inc.................................................. 14,082     91,413
   *Aurizon Mines, Ltd................................................ 12,400     55,023
   *Avion Gold Corp...................................................  9,076      4,525
   *AXIA NetMedia Corp................................................  4,000      5,504
  #*B2Gold Corp....................................................... 13,000     41,741
  #*Ballard Power Systems, Inc........................................  3,700      3,837
  #*Bankers Petroleum, Ltd............................................ 14,456     35,028
   *Bellatrix Exploration, Ltd........................................  7,100     25,558
  #*Birchcliff Energy, Ltd............................................  4,800     33,361
   #Bird Construction, Inc............................................  2,238     30,640
   #Black Diamond Group, Ltd..........................................  1,800     38,823
  #*BlackPearl Resources, Inc......................................... 11,770     35,444
    BMTC Group, Inc. Class A..........................................    850     15,257
  #*BNK Petroleum, Inc................................................  3,400      2,543
   #Bonterra Energy Corp..............................................    562     26,216
   *Boralex, Inc. Class A.............................................  2,200     19,173
  #*Brigus Gold Corp.................................................. 11,639      9,401
   *Brookfield Residential Properties, Inc............................  2,800     31,550
  #*Burcon NutraScience Corp..........................................    600      3,111

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
   *C&C Energia, Ltd..................................................    800 $  5,018
   #Calfrac Well Services, Ltd........................................  1,700   40,175
   *Calvalley Petroleums, Inc. Class A................................  3,100    7,635
    Canaccord Financial, Inc. (B01R1T5)...............................  3,489   16,004
    Canaccord Financial, Inc. (B0BV8K7)...............................    362    1,693
   *Canacol Energy, Ltd............................................... 17,500    7,940
    Canada Bread Co., Ltd.............................................    800   34,502
   #Canadian Energy Services & Technology Corp........................  2,811   29,516
   #Canadian Western Bank.............................................  2,800   73,347
   *Canam Group, Inc. Class A.........................................  2,100    9,633
  #*Canfor Corp.......................................................  7,200   85,078
   #Canfor Pulp Products, Inc.........................................  1,443   12,375
   *Cangene Corp......................................................  2,500    3,889
   #Canyon Services Group, Inc........................................  1,400   13,793
    Capital Power Corp................................................  3,245   69,634
    Capstone Infrastructure Corp......................................  1,494    6,600
  #*Capstone Mining Corp.............................................. 13,215   29,649
    Cascades, Inc.....................................................  3,900   18,511
   #Cash Store Financial Services, Inc. (The).........................    605    3,602
    Cathedral Energy Services, Ltd....................................    511    2,904
    CCL Industries, Inc. Class B......................................  1,500   51,827
   *Celestica, Inc.................................................... 16,300  124,178
   *Celtic Exploration, Ltd...........................................  3,000   52,381
   *Cequence Energy, Ltd..............................................  2,168    3,135
  #*China Gold International Resources Corp., Ltd.....................  9,700   22,440
   *Chinook Energy, Inc...............................................  1,124    1,760
    Churchill Corp. Class A (The).....................................  1,045    8,607
   #Cineplex, Inc.....................................................  2,352   70,359
   #CML HealthCare, Inc...............................................  4,873   45,579
    Cogeco Cable, Inc.................................................  1,000   36,077
    Cogeco, Inc.......................................................    400   12,572
   *Colossus Minerals, Inc............................................  2,400    8,615
   *COM DEV International, Ltd........................................  4,500   13,865
   *Compton Petroleum Corp............................................     36       44
    Computer Modelling Group, Ltd.....................................    881   16,235
  #*Connacher Oil & Gas, Ltd.......................................... 18,200    8,802
    Constellation Software, Inc.......................................    296   27,299
    Contrans Group, Inc. Class A......................................    222    1,937
   *Copper Mountain Mining Corp.......................................  2,900    9,340
    Corby Distilleries, Ltd. Class A..................................    900   15,167
  #*Corridor Resources, Inc...........................................  2,900    2,429
   #Corus Entertainment, Inc. Class B.................................  5,600  126,703
   *Cott Corp.........................................................  5,400   45,770
   *Crew Energy, Inc..................................................  4,552   31,410
   *Crown Point Ventures, Ltd.........................................  1,261      503
    Davis & Henderson Corp............................................  3,066   55,795
   *Delphi Energy Corp................................................  7,188   10,178
   *Denison Mines Corp................................................ 14,944   20,117
   *Descartes Systems Group, Inc. (The)...............................  5,100   42,464
    Dollarama, Inc....................................................    504   31,410
    Dorel Industries, Inc. Class B....................................  1,600   44,513
  #*DragonWave, Inc...................................................  1,751    4,016
   *Duluth Metals, Ltd................................................  6,500   12,963
  #*Dundee Precious Metals, Inc.......................................  4,755   37,031
  #*Eastern Platinum, Ltd............................................. 39,900    7,758
  #*Eco Oro Minerals Corp.............................................  2,300    3,670
    E-L Financial Corp., Ltd..........................................    104   42,000
   #Enbridge Income Fund Holdings, Inc................................  2,795   64,994
   *Endeavour Silver Corp.............................................  4,916   39,314
    Enerflex, Ltd.....................................................  3,109   35,621
   *Energy Fuels, Inc................................................. 16,528    3,956

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
                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    Ensign Energy Services, Inc.......................................  6,994 $103,008
    Equitable Group, Inc..............................................    400   10,564
  #*Etrion Corp.......................................................    482      166
    Evertz Technologies, Ltd..........................................  3,700   46,672
   *Excellon Resources, Inc...........................................  9,550    5,047
   *Fairborne Energy, Ltd.............................................  5,400    9,962
  #*First Majestic Silver Corp........................................  7,600  123,376
    First National Financial Corp.....................................    800   13,442
   *First Uranium Corp................................................  4,800    1,101
   *FirstService Corp.................................................  1,537   41,121
   *Forsys Metals Corp................................................  2,500    2,144
   *Fortress Paper, Ltd. Class A......................................    500    7,095
   *Fortuna Silver Mines, Inc.........................................  8,500   32,123
   *Garda World Security Corp. Class A................................    906    7,851
    Genivar, Inc......................................................  2,117   45,618
    Genworth MI Canada, Inc...........................................  2,300   38,943
    Glacier Media, Inc................................................  1,800    3,590
    Gluskin Sheff & Associates, Inc...................................  1,000   14,409
   *GLV, Inc. Class A.................................................    781    1,410
    GMP Capital, Inc..................................................  2,541   12,238
  #*Golden Star Resources, Ltd........................................ 13,100   15,283
   *Gran Tierra Energy, Inc........................................... 14,587   66,764
    Granite Real Estate, Inc..........................................  2,230   79,607
  #*Great Basin Gold, Ltd............................................. 17,800   10,650
   *Great Canadian Gaming Corp........................................  3,200   31,367
   *Great Panther Silver, Ltd.........................................  9,200   15,045
   *Guide Exploration, Ltd............................................  5,400   12,277
  #*Guyana Goldfields, Inc............................................  1,829    4,049
   *Hanfeng Evergreen, Inc............................................  2,400    4,427
   *Harry Winston Diamond Corp........................................  3,800   49,260
   *Heroux-Devtek, Inc................................................  2,400   26,804
  #*High River Gold Mines, Ltd........................................ 10,580   14,981
    Home Capital Group, Inc...........................................  1,850   83,678
    Horizon North Logistics, Inc......................................  3,300   20,073
    HudBay Minerals, Inc..............................................  9,331   78,809
  #*Imax Corp.........................................................  2,881   63,834
   *Imperial Metals Corp..............................................  5,000   41,930
  #*IMRIS, Inc........................................................  1,500    5,235
   #Innergex Renewable Energy, Inc....................................  3,810   41,259
   *International Forest Products, Ltd. Class A.......................  3,600   18,667
  #*International Tower Hill Mines, Ltd...............................  1,260    3,204
   *Intertape Polymer Group, Inc......................................    900    7,628
  #*Ithaca Energy, Inc................................................    257      500
  #*Ivanhoe Energy, Inc............................................... 10,100    6,546
  #*Jaguar Mining, Inc................................................  4,030    3,376
   #Just Energy Group, Inc............................................  8,179   90,529
   *Keegan Resources, Inc.............................................  2,901    8,881
    Killam Properties, Inc............................................  3,268   42,526
   *Kingsway Financial Services, Inc..................................    600    1,406
   *Kirkland Lake Gold, Inc...........................................  5,200   60,563
   *La Mancha Resources, Inc..........................................  4,326   14,839
  #*Labrador Iron Mines Holdings, Ltd.................................  1,400    2,876
  #*Lake Shore Gold Corp.............................................. 15,400   15,817
   *Laramide Resources, Ltd...........................................  1,600    1,356
    Laurentian Bank of Canada.........................................  2,100   99,571
    Le Chateau, Inc. Class A..........................................  1,200    2,561
   *Legacy Oil & Gas, Inc.............................................  7,800   50,323
   #Leisureworld Senior Care Corp.....................................    571    6,707
    Leon's Furniture, Ltd.............................................  2,400   28,359
    Linamar Corp......................................................  3,100   62,473
   #Liquor Stores N.A., Ltd...........................................    775   15,070

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
                                                                       SHARES  VALUE++
                                                                       ------  -------
CANADA -- (Continued)
    MacDonald Dettweiler & Associates, Ltd............................  1,243 $ 68,109
  #*MAG Silver Corp...................................................  2,486   22,856
    Major Drilling Group International, Inc...........................  3,600   36,508
    Manitoba Telecom Services, Inc....................................  1,345   45,707
    Maple Leaf Foods, Inc.............................................  7,600   75,784
   *Martinrea International, Inc......................................  3,500   28,618
   *Maxim Power Corp..................................................  1,300    2,580
   *Mega Uranium, Ltd.................................................  2,800      600
  #*Mercator Minerals, Ltd............................................  8,400    4,607
   *Minera Andes Acquisition Corp.....................................  7,695   23,019
  #*Mood Media Corp...................................................  7,900   21,900
    Morneau Shepell, Inc..............................................  1,901   23,373
    Mullen Group, Ltd.................................................  3,498   76,737
  #*Nautilus Minerals, Inc............................................  5,100    5,594
    Newalta Corp......................................................  1,795   22,266
   *NGEx Resources, Inc...............................................    528      895
   *Niko Resources, Ltd...............................................  1,800   30,890
   *Norbord, Inc......................................................  1,690   23,542
    Nordion, Inc......................................................  8,500   80,266
  #*North American Energy Partners, Inc...............................  1,500    3,994
  #*North American Palladium, Ltd.....................................  5,795    9,766
    North West Co., Inc. (The)........................................  1,274   27,402
  #*Northern Dynasty Minerals, Ltd....................................  2,375    5,565
   #Northland Power, Inc..............................................  3,254   59,931
  #*NovaCopper, Inc...................................................    675    1,218
  #*NovaGold Resources, Inc...........................................  4,050   16,316
   *Nuvista Energy, Ltd...............................................  4,124   18,588
   *OceanaGold Corp................................................... 11,371   23,925
  #*Oncolytics Biotech, Inc...........................................  4,000   13,043
  #*Open Range Energy Corp............................................  3,184    4,731
   *Pace Oil & Gas, Ltd...............................................    525    1,560
   *Paladin Labs, Inc.................................................    387   19,141
   *Parex Resources, Inc..............................................  2,617   12,552
    Parkland Fuel Corp................................................  3,959   58,545
    Pason Systems, Inc................................................  3,100   44,946
   #Pengrowth Energy Corp.............................................  6,496   41,394
   #Perpetual Energy, Inc.............................................  4,555    5,723
   *Petrobank Energy & Resources, Ltd.................................  6,259   72,710
   #Petrominerales, Ltd...............................................  2,026   18,748
    PHX Energy Services Corp..........................................    700    5,759
   *Pilot Gold, Inc...................................................  2,374    2,273
  #*PolyMet Mining Corp...............................................  7,263    7,894
   #Poseidon Concepts Corp............................................  2,814   39,003
   #Premium Brands Holdings Corp......................................  1,330   24,097
   *QLT, Inc..........................................................  5,800   48,755
   *Quebecor, Inc. Class B............................................  3,900  137,357
   *Queenston Mining, Inc.............................................  2,500    8,227
  #*Questerre Energy Corp.............................................  6,950    4,782
   *Ram Power Corp....................................................  2,670      626
    Reitmans Canada, Ltd. Class A.....................................  4,500   53,847
  #*Resverlogix Corp..................................................  1,300    2,035
    Richelieu Hardware, Ltd...........................................  1,000   34,891
   #Ritchie Brothers Auctioneers, Inc.................................  6,300  133,243
    Rogers Sugar, Inc.................................................  5,100   32,496
    RONA, Inc......................................................... 10,785  145,184
   *Rubicon Minerals Corp.............................................  8,300   25,988
    Russel Metals, Inc................................................  4,900  126,012
   *Sabina Gold & Silver Corp.........................................  5,619   13,055
   *San Gold Corp..................................................... 10,700    9,816
   *Sandvine Corp.....................................................  5,900    6,825
    Savanna Energy Services Corp......................................  5,882   44,342

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
                                                                       SHARES    VALUE++
                                                                       ------    -------
CANADA -- (Continued)
   *Scorpio Mining Corp...............................................  6,390 $    3,377
  #*Seabridge Gold, Inc...............................................    630      9,279
   *Secure Energy Services, Inc.......................................  3,394     28,361
   #SEMAFO, Inc....................................................... 18,100     57,033
    ShawCor, Ltd. Class A.............................................    400     14,124
    Sherritt International Corp....................................... 14,437     64,206
   *Shore Gold, Inc................................................... 15,000      2,618
   *Sierra Wireless, Inc..............................................  1,200     11,308
   *Silver Standard Resources, Inc....................................  4,900     62,591
  #*Southern Pacific Resource Corp.................................... 28,100     39,228
   *SouthGobi Resources, Ltd..........................................  9,305     36,558
   *Sprott Resource Corp..............................................  1,925      7,640
    Sprott Resource Lending Corp......................................  6,900      9,633
    Sprott, Inc.......................................................  1,938      9,662
   *St. Andrew Goldfields, Ltd........................................ 13,300      5,040
    Stantec, Inc......................................................  3,000     86,184
    Stella-Jones, Inc.................................................    700     38,740
   #Student Transportation, Inc.......................................  3,797     23,815
   *Sulliden Gold Corp., Ltd.......................................... 10,800     10,769
   *SunOpta, Inc......................................................  3,300     17,440
   #Superior Plus Corp................................................  4,400     32,292
   *Surge Energy, Inc.................................................  5,000     34,851
  #*Tanzanian Royalty Exploration Corp................................  3,400     14,409
   *Taseko Mines, Ltd................................................. 16,000     40,524
   *Tembec, Inc.......................................................  1,115      2,424
   *Teranga Gold Corp.................................................    700      1,152
  #*Theratechnologies, Inc............................................  1,400        824
  #*Thompson Creek Metals Co., Inc.................................... 11,733     32,759
  #*Timminco, Ltd.....................................................  6,400         45
    TMX Group, Inc....................................................    202      9,971
   *Torex Gold Resources, Inc.........................................  3,445      6,699
   #Toromont Industries, Ltd..........................................  3,709     77,113
    Torstar Corp. Class B.............................................  3,700     33,574
    Total Energy Services, Inc........................................  1,737     24,595
    Transcontinental, Inc. Class A....................................  3,700     35,862
    TransForce, Inc...................................................  3,151     55,866
   *TransGlobe Energy Corp............................................  6,000     57,676
   #Trican Well Service, Ltd..........................................  4,224     50,712
    Trinidad Drilling, Ltd............................................ 10,700     62,097
   *TVA Group, Inc. Class B...........................................  1,200      8,490
    Twin Butte Energy, Ltd............................................ 15,808     39,250
   *UEX Corp..........................................................  6,400      4,276
    Uni-Select, Inc...................................................    800     21,945
   #Veresen, Inc......................................................  5,338     68,505
    Vero Energy, Inc..................................................  3,031      5,894
   *Virginia Mines, Inc...............................................  1,215     10,783
   *Vitran Corp., Inc.................................................  1,100      5,539
   #Wajax Corp........................................................    911     44,040
    WaterFurnace Renewable Energy, Inc................................    300      5,053
   *Wesdome Gold Mines, Ltd...........................................  3,085      2,646
    West Fraser Timber Co., Ltd.......................................  2,500    132,373
   *Westaim Corp......................................................  1,000        738
   *Westfire Energy, Ltd..............................................  2,900     13,129
  #*Westport Innovations, Inc.........................................  2,900    109,251
   *Whitecap Resources, Inc...........................................  7,919     55,278
    Wi-Lan, Inc.......................................................  5,200     26,393
    Winpak, Ltd.......................................................  2,400     37,573
   *Xtreme Drilling and Coil Services Corp............................  1,900      3,145
   *YM Biosciences, Inc............................................... 12,926     26,294
    Zargon Oil & Gas, Ltd.............................................  1,612     12,393
                                                                              ----------
TOTAL CANADA..........................................................         8,540,589
                                                                              ----------

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
CHINA -- (0.0%)
  #*China Public Procurement, Ltd..................................... 72,000 $     --
                                                                              --------
DENMARK -- (1.0%)
    Alk-Abello A.S....................................................    288   18,216
   *Alm. Brand A.S....................................................  7,780   15,165
   *Amagerbanken A.S..................................................  6,200       --
    Ambu A.S. Series B................................................    212    4,616
   *Auriga Industries A.S. Series B...................................    950   11,997
   *Bang & Olufsen Holdings A.S.......................................  2,970   29,450
   *Bavarian Nordic A.S...............................................    600    5,187
    D/S Norden A.S....................................................  1,594   39,030
    DFDS A.S..........................................................    512   24,625
    East Asiatic Co., Ltd. A.S........................................  1,200   28,297
   *Genmab A.S........................................................    953    9,778
    GN Store Nord A.S................................................. 16,296  194,120
    IC Companys A.S...................................................    310    4,557
   *Jyske Bank A.S....................................................  2,321   62,105
    NKT Holding A.S...................................................  1,466   46,378
    Nordjyske Bank A.S................................................    422    4,821
  #*Pandora A.S.......................................................  2,054   19,658
   *Parken Sport & Entertainment A.S..................................    400    4,363
    Per Aarsleff A.S. Series B........................................    150    9,853
    Ringkjoebing Landbobank A.S.......................................    256   30,303
    Rockwool International A.S. Series B..............................     75    6,581
    Royal Unibrew A.S.................................................    746   46,884
    Schouw & Co. A.S..................................................  1,700   35,797
    SimCorp A.S.......................................................    268   43,634
    Solar Holdings A.S. Series B......................................    268   13,714
   *Spar Nord Bank A.S................................................  3,300   11,987
   *Sparbank A.S......................................................    225    1,311
   *Sydbank A.S.......................................................  4,022   65,083
   *TK Development A.S................................................  2,549    6,309
   *Topdanmark A.S....................................................    522   88,488
   *United International Enterprises A.S..............................     42    6,655
  #*Vestas Wind Systems A.S...........................................  8,138   38,810
   *Vestjysk Bank A.S.................................................    725    1,984
                                                                              --------
TOTAL DENMARK.........................................................         929,756
                                                                              --------
FINLAND -- (2.1%)
    Ahlstrom Oyj......................................................    789   12,454
    Alma Media Oyj....................................................  4,469   26,368
    Amer Sports Oyj...................................................  9,945  112,658
    Aspo Oyj..........................................................  2,685   19,788
   #Cargotec Oyj Series B.............................................  1,113   24,162
    Citycon Oyj....................................................... 10,658   32,291
    Cramo Oyj.........................................................  1,300   15,454
   *Elcoteq SE........................................................    500       --
   *Elektrobit Corp. Oyj..............................................  7,600    5,501
    Elisa Oyj.........................................................  3,753   77,949
   *Finnair Oyj.......................................................  3,800    8,400
   *Finnlines Oyj.....................................................  2,099   18,056
    Fiskars Oyj Abp...................................................  3,740   67,740
    F-Secure Oyj......................................................  5,200   10,094
   *Glaston Oyj Abp...................................................  4,200    1,498
    HKScan Oyj Series A...............................................  1,550    6,680
    Huhtamaki Oyj.....................................................  9,505  142,582
   #KCI Konecranes Oyj................................................  3,400   87,936
   #Kemira Oyj........................................................  9,436  118,100
    Kesko Oyj Series B................................................  1,655   42,737
    Lassila & Tikanoja Oyj............................................  2,281   27,969
    Lemminkainen Oyj..................................................    500    9,872

                                     1255

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FINLAND -- (Continued)
  #*Mesta Board Oyj...................................................  9,595 $   24,554
   #Neste Oil Oyj.....................................................  4,230     44,627
    Olvi Oyj Series A.................................................  1,278     27,508
    Oriola-KD Oyj Series B............................................  3,288      7,766
    Orion Oyj Series A................................................  3,616     71,012
    Orion Oyj Series B................................................  5,451    108,688
  #*Outokumpu Oyj..................................................... 76,320     66,518
    Outotec Oyj.......................................................    956     43,697
    PKC Group Oyj.....................................................  1,500     22,911
   #Pohjola Bank P.L.C. Series A......................................  8,736    101,272
    Ponsse Oyj........................................................  1,180      9,673
    Poyry Oyj.........................................................  3,314     14,936
    Raisio P.L.C. Series V............................................  5,928     18,052
    Ramirent Oyj......................................................  4,968     38,109
    Rapala VMC Oyj....................................................  1,900     11,321
   #Rautaruukki Oyj Series K..........................................  8,019     52,183
   *Ruukki Group Oyj.................................................. 13,258      8,162
   #Sanoma Oyj........................................................  5,315     45,618
    Stockmann Oyj Abp Series A........................................  1,299     23,660
   #Stockmann Oyj Abp Series B........................................  2,495     45,424
    Technopolis Oyj...................................................  1,190      4,852
   #Tieto Oyj.........................................................  5,481     91,224
   #Tikkurila Oyj.....................................................  1,149     19,752
   #Uponor Oyj Series A...............................................  4,079     42,155
    Vacon Oyj.........................................................    695     32,169
    Vaisala Oyj Series A..............................................    700     12,813
    Yit Oyj...........................................................  5,529     98,952
                                                                              ----------
TOTAL FINLAND.........................................................         1,955,897
                                                                              ----------
FRANCE -- (2.9%)
  #*Air France-KLM.................................................... 11,593     61,565
    Ales Groupe SA....................................................    960     15,922
    Alten, Ltd........................................................  2,004     56,432
   *Altran Technologies SA............................................  6,793     31,683
    April SA..........................................................  1,417     20,209
  #*Artprice.com SA...................................................    192      6,342
   #Assystem..........................................................    808     14,794
   *Atari SA..........................................................     88        116
    Axway Software SA.................................................    500      8,176
   #Beneteau SA.......................................................  2,000     19,012
    Boiron SA.........................................................    712     19,305
    Bonduelle SCA.....................................................    272     23,249
    Bongrain SA.......................................................    669     38,999
   #Bourbon SA........................................................  3,536     93,415
   *Bull SA...........................................................  1,837      5,293
    Cegid Group.......................................................    250      4,177
    CFAO SA...........................................................    328     15,496
    Ciments Francais SA...............................................    198     10,936
   *Club Mediterranee SA..............................................  2,223     36,330
    Derichebourg SA...................................................  4,536      9,762
    Electricite de Strasbourg SA......................................    132     15,169
    Esso SA Francaise.................................................    197     13,648
    Establissements Maurel et Prom SA.................................  6,624    101,643
    Euler Hermes SA...................................................    711     44,240
    Eurofins Scientific SA............................................    248     32,281
   *Faiveley Transport SA.............................................    472     27,379
   #Faurecia SA.......................................................  3,612     57,274
   #Fimalac SA........................................................    506     19,464
   *GameLoft SA.......................................................  2,878     16,431
    Gaumont SA........................................................    129      5,753
    GFI Informatique SA...............................................  1,729      5,694

                                     1256

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
FRANCE -- (Continued)
    GL Events SA......................................................    619 $   12,492
    Groupe Crit SA....................................................    450      7,298
    Groupe Steria SCA.................................................  1,768     22,527
    Guerbet SA........................................................    122     10,157
   *Haulotte Group SA.................................................  1,014      6,812
    Havas SA.......................................................... 23,637    115,021
    Ingenico SA.......................................................  3,158    168,893
    Ipsen SA..........................................................    366      8,673
   *Ipsos SA..........................................................  1,795     52,118
    Laurent-Perrier SA................................................    195     17,038
    Lisi SA...........................................................    500     32,631
    M6 Metropole Television SA........................................  2,898     40,160
   #Manitou BF SA.....................................................  1,600     26,668
    Manutan International SA..........................................    508     18,787
   *Maurel & Prom Nigeria SA..........................................  6,624     14,899
    Medica SA.........................................................  2,186     36,506
    Mersen SA.........................................................  1,018     25,742
   #Neopost SA........................................................  3,792    215,905
    Nexans SA.........................................................  2,122     92,523
    Nexity SA.........................................................  1,065     25,283
    Norbert Dentressangle SA..........................................    170     10,451
    NRJ Group SA......................................................  2,200     13,363
   #Orpea SA..........................................................  1,668     62,132
  #*PagesJaunes Groupe SA.............................................    475        834
    Pierre & Vacances SA..............................................    387      5,461
    Plastic Omnium SA.................................................  1,116     30,125
    Rallye SA.........................................................  1,177     34,211
   *Recylex SA........................................................  1,500      4,379
    Rubis SCA.........................................................  2,852    149,823
    SA des Ciments Vicat..............................................    695     29,251
    Saft Groupe SA....................................................  1,927     43,641
    Samse SA..........................................................    132      9,356
    Sechilienne SA....................................................  1,311     16,741
    Societe d'Edition de Canal Plus SA................................  2,031     11,476
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...    210      7,986
    Societe Television Francaise 1 SA.................................  5,271     44,343
  #*Soitec SA.........................................................  7,635     20,919
    Somfy SA..........................................................    212     35,863
    Sopra Group SA....................................................    500     23,443
   *Ste Industrielle d'Aviation Latecoere SA..........................    468      5,532
    Stef SA...........................................................    287     12,907
    Synergie SA.......................................................    659      5,640
  #*Technicolor SA....................................................  3,005      6,529
    Teleperformance SA................................................  2,889     71,048
  #*Theolia SA........................................................  1,676      2,424
    Total Gabon SA....................................................     14      5,688
    Toupargel Groupe SA...............................................    390      3,143
    Trigano SA........................................................  1,363     15,773
   *UbiSoft Entertainment SA..........................................  3,223     22,193
    Viel et Compagnie SA..............................................  4,111     12,549
   #Vilmorin & Cie SA.................................................    344     38,737
    Virbac SA.........................................................    328     57,625
    VM Materiaux SA...................................................    186      4,540
    Zodiac Aerospace SA...............................................    523     51,002
                                                                              ----------
TOTAL FRANCE..........................................................         2,649,450
                                                                              ----------
GERMANY -- (3.9%)
   *Aareal Bank AG....................................................  3,246     53,513
   *ADVA Optical Networking SE........................................  1,887     11,417
   *Agennix AG........................................................    310        657
   #Aixtron SE........................................................  8,383    110,234

                                     1257

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
GERMANY -- (Continued)
    ALBA SE...........................................................    220 $ 15,851
    Aurubis AG........................................................  3,300  168,307
    Baader Bank AG....................................................  2,200    5,103
    Balda AG..........................................................    916    5,564
   #Bauer AG..........................................................    422    9,834
   #BayWa AG..........................................................    789   29,324
    Bechtle AG........................................................    929   35,339
    Bertrandt AG......................................................    316   22,399
  #*Bijou Brigitte AG.................................................     29    1,819
    Biotest AG........................................................    393   21,042
    Carl Zeiss Meditec AG.............................................  1,674   40,413
   *Celesio AG........................................................  2,262   41,149
    Centrotec Sustainable AG..........................................  1,248   18,954
    Cewe Color Holding AG.............................................    476   17,205
    Comdirect Bank AG.................................................  2,500   22,344
   *CompuGroup Medical AG.............................................    361    5,057
  #*Conergy AG........................................................  7,693    4,615
   *Constantin Medien AG..............................................  3,300    5,944
    CTS Eventim AG....................................................  1,412   41,448
   *Curanum AG........................................................  2,412    4,989
   #Delticom AG.......................................................    212   14,381
    Deutsche Wohnen AG................................................  7,671  127,769
   *Deutz AG..........................................................  4,400   16,362
   *Dialog Semiconductor P.L.C........................................  2,409   46,129
    Douglas Holding AG................................................  1,917   79,949
    Drillisch AG......................................................  3,457   32,328
    Duerr AG..........................................................    837   55,799
    DVB Bank SE.......................................................  2,260   66,452
    ElreingKlinger AG.................................................  2,610   72,205
   *Evotec AG.........................................................  4,738   15,111
   #Freenet AG........................................................  5,339   78,130
    Fuchs Petrolub AG.................................................    680   34,151
   *GAGFAH SA.........................................................  2,491   25,510
    Gerresheimer AG...................................................  1,899   88,858
    Gerry Weber International AG......................................  1,926   79,038
    GFK SE............................................................  1,560   73,214
    Gildemeister AG...................................................  3,323   50,118
    Grammer AG........................................................    863   14,222
    Grenkeleasing AG..................................................    327   19,478
    Hamburger Hafen und Logistik AG...................................    179    3,965
  #*Heidelberger Druckmaschinen AG.................................... 12,528   15,994
    Indus Holding AG..................................................  1,247   29,180
  #*IVG Immobilien AG................................................. 10,206   23,597
    Jenoptik AG.......................................................  3,249   21,916
  #*Kloeckner & Co. SE................................................  3,493   30,297
   *Koenig & Bauer AG.................................................  1,126   17,824
    Kontron AG........................................................  2,224   10,866
    Krones AG.........................................................  1,381   64,486
    KSB AG............................................................     31   16,139
  #*Kuka AG...........................................................  1,860   42,157
    KWS Saat AG.......................................................    150   40,869
    Leoni AG..........................................................  2,315   85,739
    LPKF Laser & Electronics AG.......................................    984   15,375
  #*Manz AG...........................................................     20      492
    MLP AG............................................................  3,534   19,019
   *Morphosys AG......................................................  1,083   24,162
    MVV Energie AG....................................................    364    9,855
    Nemetschek AG.....................................................    707   23,943
  #*Nordex SE.........................................................  1,260    4,714
    Pfeiffer Vacuum Technology AG.....................................    841   82,874
    PNE Wind AG.......................................................  4,418    7,591

                                     1258

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
GERMANY -- (Continued)
    QSC AG............................................................  2,060 $    5,854
   #Rational AG.......................................................    151     34,507
    Rheinmetall AG....................................................  3,691    184,124
    Rhoen-Klinikum AG.................................................  8,742    187,730
   *SAF-Holland SA....................................................    919      5,228
    Sartorius AG......................................................    335     21,451
   *Sedo Holding AG...................................................  1,033      2,382
   #SGL Carbon SE.....................................................  2,674    108,190
  #*Singulus Technologies AG..........................................    831      2,096
   #Sixt AG...........................................................  1,800     32,058
  #*Sky Deutschland AG................................................ 22,676     69,132
    Software AG.......................................................  1,156     37,590
   #Solarworld AG.....................................................  3,956      5,766
    Stada Arzneimittel AG.............................................  5,765    182,405
    STINAG Stuttgart Invest AG........................................  1,000     18,796
   *STRATEC Biomedical AG.............................................    166      6,658
   *Stroer Out-of-Home Media AG.......................................    602      5,641
    Symrise AG........................................................  1,845     57,908
   #TAG Immobilien AG.................................................  3,361     32,351
    Takkt AG..........................................................  1,500     17,245
   *Technotrans AG....................................................    637      4,799
   *Tipp24 SE.........................................................    275     11,762
  #*TUI AG............................................................ 11,176     72,048
    Vossloh AG........................................................    727     64,021
    VTG AG............................................................    287      4,273
    Wacker Neuson SE..................................................    819     12,151
    Wincor Nixdorf AG.................................................  1,480     56,215
    Wirecard AG.......................................................  3,775     74,512
                                                                              ----------
TOTAL GERMANY.........................................................         3,589,672
                                                                              ----------
GREECE -- (0.4%)
   *Alpha Bank A.E....................................................  9,330     13,816
   *Anek Lines S.A....................................................  5,508        582
   *Astir Palace Hotels S.A...........................................  2,100      8,241
   *Attica Bank S.A...................................................  5,715      1,751
   *Bank of Cyprus P.L.C.............................................. 72,063     19,417
    Bank of Greece S.A................................................  1,143     14,713
   *Cyprus Popular Bank PCL........................................... 35,692      2,622
   *EFG Eurobank Ergasias S.A.........................................  6,049      5,002
    Ellaktor S.A......................................................  9,312     11,904
    EYDAP Athens Water Supply & Sewage Co. S.A........................  1,743      6,033
   *Folli Follie Group S.A............................................  1,910     12,011
   *Forthnet S.A......................................................  5,680        587
   *Fourlis Holdings S.A..............................................  2,390      2,496
    Frigoglass S.A....................................................    937      4,025
    GEK Terna S.A.....................................................  4,087      4,329
   *Geniki Bank S.A...................................................  1,124        163
   *Halkor S.A........................................................  2,770      1,299
    Hellenic Exchanges S.A............................................  1,918      5,842
    Hellenic Petroleum S.A............................................  4,433     28,987
   *Hellenic Telecommunication Organization Co. S.A................... 10,305     25,495
   *Heracles General Cement Co. S.A...................................  5,120      7,570
   *Iaso S.A..........................................................  3,087      1,972
    Intralot S.A.-Integrated Lottery Systems & Services...............  5,249      5,806
    J&P-Avax S.A......................................................  3,100      3,165
    JUMBO S.A.........................................................  3,686     13,741
   *Lambrakis Press SA................................................      1          1
   *Marfin Investment Group Holdings S.A.............................. 20,116      4,480
    Metka S.A.........................................................  1,850     13,780
   *Michaniki S.A.....................................................  3,160        656
    Motor Oil (Hellas) Corinth Refineries S.A.........................  3,829     22,603

                                     1259

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CONTINUED

                                                                          SHARES  VALUE++
                                                                          ------  -------
GREECE -- (Continued)
   *Mytilineos Holdings S.A...........................................     4,410 $ 11,464
   *National Bank of Greece S.A.......................................    19,437   30,260
    OPAP S.A..........................................................       287    1,725
   *Piraeus Bank S.A..................................................    21,785    5,929
    Public Power Corp. S.A............................................     4,930   13,004
    S&B Industrial Minerals S.A.......................................     1,686    9,762
   *Sidenor Steel Products Manufacturing Co. S.A......................     2,262    1,541
   *Technical Olympic S.A.............................................     1,375    2,096
   *Titan Cement Co. S.A..............................................     3,511   56,061
   *TT Hellenic Postbank S.A..........................................    10,394    3,537
   *Viohalco Hellenic Copper and Aluminum Industry S.A................     9,200   24,736
                                                                                 --------
TOTAL GREECE..........................................................            403,204
                                                                                 --------
HONG KONG -- (1.9%)
    Alco Holdings, Ltd................................................    68,000   14,439
    Allied Group, Ltd.................................................    17,600   39,386
    Allied Properties (H.K.), Ltd.....................................   219,416   28,213
   *Apac Resources, Ltd...............................................   320,000   10,252
   *Artel Solutions Group Holdings, Ltd...............................   250,000    2,835
    Asia Financial Holdings, Ltd......................................    54,874   19,572
    Asia Satellite Telecommunications Holdings, Ltd...................    11,500   31,348
    Asia Standard International Group, Ltd............................    24,940    3,790
    Associated International Hotels, Ltd..............................    28,000   59,466
    Bonjour Holdings, Ltd.............................................    56,000    8,336
   *Brightoil Petroleum Holdings, Ltd.................................    35,000    6,817
    Cafe de Coral Holdings, Ltd.......................................    12,000   34,422
    Century City International Holdings, Ltd..........................    43,340    2,829
    Champion Technology Holdings, Ltd.................................    87,828    1,163
    Chen Hsong Holdings, Ltd..........................................    30,000    8,393
    Chevalier International Holdings, Ltd.............................     4,000    4,771
   *China Daye Non-Ferrous Metals Mining, Ltd.........................   216,000    9,716
   *China Electronics Corp. Holdings Co., Ltd.........................    68,000    5,978
   *China Energy Development Holdings, Ltd............................   162,000    2,038
   *China Solar Energy Holdings, Ltd..................................   330,000    1,268
   *China Strategic Holdings, Ltd.....................................   245,000    4,097
    China WindPower Group, Ltd........................................   210,000    6,123
    China-Hongkong Photo Products Holdings, Ltd.......................    90,000    6,825
    Chong Hing Bank, Ltd..............................................    11,000   17,536
    Chow Sang Sang Holdings International, Ltd........................    13,000   26,432
   #Citic Telecom International Holdings, Ltd.........................    55,000   10,491
    City Telecom, Ltd.................................................    32,239    7,288
    CK Life Sciences International Holdings, Inc......................   152,000    8,514
   *CP Lotus Corp., Ltd...............................................   290,000    6,730
    Cross-Harbour Holdings, Ltd. (The)................................    30,658   24,476
    CSI Properties, Ltd...............................................    89,543    4,090
   *CST Mining Group, Ltd............................................. 1,088,000   16,172
   *Culture Landmark Investment, Ltd..................................   320,000    2,023
    Dah Sing Banking Group, Ltd.......................................    16,400   15,083
    Dah Sing Financial Holdings, Ltd..................................     8,650   27,541
    Dickson Concepts International, Ltd...............................    14,500    7,793
   *DVN Holdings, Ltd.................................................    68,000    2,043
   *EganaGoldpfeil Holdings, Ltd......................................    85,130       --
    Emperor International Holdings, Ltd...............................   100,333   20,567
    Emperor Watch & Jewellery, Ltd....................................   130,000   11,637
   *EPI Holdings, Ltd.................................................       713       17
  #*Esprit Holdings, Ltd..............................................    29,400   35,313
    EVA Precision Industrial Holdings, Ltd............................    36,000    2,678
    Far East Consortium International, Ltd............................    48,560    8,800
    Fountain SET Holdings, Ltd........................................    28,000    2,985
    Get Nice Holdings, Ltd............................................   150,000    6,165
   #Giordano International, Ltd.......................................    66,000   45,867

                                     1260

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CONTINUED

                                                                        SHARES VALUE++
                                                                        ------ -------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.....................................  48,000 $14,874
   *Goldin Financial Holdings, Ltd....................................  60,000   6,650
   *Goldin Properties Holdings, Ltd...................................  42,000  24,266
   *Grande Holdings, Ltd..............................................  28,000   1,480
   *G-Resources Group, Ltd............................................ 801,000  46,741
    Haitong International Securities Group, Ltd.......................   8,077   2,466
    Harbour Centre Development, Ltd...................................  13,500  16,190
    HKR International, Ltd............................................  34,533  12,711
    Hong Kong & Shanghai Hotels, Ltd..................................   2,000   2,533
    Hong Kong Ferry Holdings, Ltd.....................................  12,000  10,166
    Hongkong Chinese, Ltd.............................................  90,000  13,862
    Hung Hing Printing Group, Ltd.....................................  29,815   4,807
   *I-Cable Communications, Ltd.......................................  34,000   1,374
  #*IT, Ltd...........................................................  54,000  22,508
    Johnson Electric Holdings, Ltd....................................   9,000   5,258
    K Wah International Holdings, Ltd.................................  62,078  22,579
   *King Stone Energy Group, Ltd......................................  59,000   2,686
    Kingston Financial Group, Ltd..................................... 148,000  14,832
    Kowloon Development Co., Ltd......................................  14,000  13,630
   *Lai Sun Development Co., Ltd...................................... 885,416  16,005
    Lee & Man Chemical Co., Ltd.......................................  22,000  10,593
    Lippo China Resources, Ltd........................................ 586,000  12,052
    Liu Chong Hing Investment, Ltd....................................  18,000  17,424
   #Luk Fook Holdings International, Ltd..............................  23,000  55,563
    Lung Kee (Bermuda) Holdings, Ltd..................................  26,000   8,622
    Magnificent Estates, Ltd.......................................... 336,000  12,540
    Melco International Development, Ltd..............................  62,000  46,470
    Midland Holdings, Ltd.............................................  34,000  17,876
    Ming Fai International Holdings, Ltd..............................  44,000   3,265
   *Ming Fung Jewellery Group, Ltd.................................... 100,000   4,621
    Miramar Hotel & Investment Co., Ltd...............................  20,000  21,278
   *Mongolian Mining Corp.............................................  37,500  20,547
   *Nan Nan Resources Enterprise, Ltd.................................  32,000   3,298
   #Neo-Neon Holdings, Ltd............................................  25,000   2,526
   *New Times Energy Corp., Ltd.......................................  23,200   2,372
    NewOcean Green Energy Holdings, Ltd...............................  42,000   8,754
   *Next Media, Ltd...................................................  38,000   2,439
   *Norstar Founders Group, Ltd.......................................  56,000      --
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd............. 115,000   5,977
    Pacific Andes International Holdings, Ltd.........................  84,000   4,587
    Pacific Basin Shipping, Ltd....................................... 117,000  51,297
    Pacific Textile Holdings, Ltd.....................................  29,000  20,447
    Paliburg Holdings, Ltd............................................  26,000   7,874
   *Pearl Oriental Oil, Ltd...........................................  57,600   4,509
    Pico Far East Holdings, Ltd.......................................  96,000  20,966
    Polytec Asset Holdings, Ltd.......................................  30,000   2,730
    Public Financial Holdings, Ltd....................................  24,000  10,177
    PYI Corp., Ltd.................................................... 169,839   3,849
    Regal Hotels International Holdings, Ltd..........................  29,000  11,230
  #*Rising Development Holdings, Ltd..................................  30,000   1,674
    SA SA International Holdings, Ltd.................................  50,000  30,368
    SEA Holdings, Ltd.................................................  38,000  17,114
    Shun Tak Holdings, Ltd............................................  66,000  22,872
    Sing Tao News Corp., Ltd..........................................  14,000   1,795
    Singamas Container Holdings, Ltd..................................  90,000  18,630
   *Sino-Tech International Holdings, Ltd............................. 100,000     903
    SmarTone Telecommunications Holdings, Ltd.........................   5,000  10,512
    SOCAM Development, Ltd............................................  12,127  11,703
   *Solomon Systech International, Ltd................................  58,000   1,451
    Stella International Holdings, Ltd................................  10,000  24,904
    Sun Hung Kai & Co., Ltd...........................................  50,464  24,269

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
HONG KONG -- (Continued)
    Tai Cheung Holdings, Ltd..........................................  25,000 $   17,336
    Texwinca Holdings, Ltd............................................  26,000     24,427
   *Titan Petrochemicals Group, Ltd................................... 160,000        792
    Transport International Holdings, Ltd.............................  15,200     29,639
   *Trinity, Ltd......................................................  28,000     18,227
   #United Laboratories International Holdings, Ltd. (The)............  45,000     21,281
    Upbest Group, Ltd.................................................  74,000      6,951
    Value Partners Group, Ltd.........................................  53,000     24,178
    Varitronix International, Ltd.....................................  20,009      6,632
    Victory City International Holdings, Ltd..........................  36,937      3,556
    Vitasoy International Holdings, Ltd...............................  56,000     49,653
    VST Holdings, Ltd.................................................  28,000      4,342
  #*Wah Nam International Holdings, Ltd............................... 256,330     15,489
    Wai Kee Holdings, Ltd.............................................  52,000      9,478
    Wing On Co. International, Ltd....................................  18,000     39,202
    Wing Tai Properties, Ltd..........................................   6,000      3,288
    Xinyi Glass Holdings, Ltd.........................................  44,000     22,106
                                                                               ----------
TOTAL HONG KONG.......................................................          1,734,591
                                                                               ----------
IRELAND -- (1.0%)
   *Aer Lingus Group P.L.C............................................  12,225     16,328
    C&C Group P.L.C...................................................  18,373     80,625
    DCC P.L.C. (0242493)..............................................   3,673     91,033
    DCC P.L.C. (4189477)..............................................   3,465     86,071
    FBD Holdings P.L.C................................................   1,308     12,713
    Glanbia P.L.C.....................................................  12,578     94,303
    Grafton Group P.L.C...............................................   7,308     24,951
   *Independent News & Media P.L.C....................................   4,506      1,136
    Irish Continental Group P.L.C.....................................   1,460     26,800
   *Kenmare Resources P.L.C. (0487948)................................  50,648     30,296
   *Kenmare Resources P.L.C. (4490737)................................     360        216
    Kingspan Group P.L.C. (0492793)...................................   7,217     57,622
    Kingspan Group P.L.C. (4491235)...................................     841      6,729
    Paddy Power P.L.C. (0258810)......................................   1,777    119,647
    Paddy Power P.L.C. (4828974)......................................   1,980    133,473
    Smurfit Kappa Group P.L.C.........................................   5,186     38,577
    United Drug P.L.C.................................................  18,534     47,809
                                                                               ----------
TOTAL IRELAND.........................................................            868,329
                                                                               ----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd....................................   1,722      4,361
   *AudioCodes, Ltd...................................................   1,200      1,869
   *Clal Biotechnology Industries, Ltd................................   3,640      8,741
    Clal Industries & Investments, Ltd................................   3,834     10,665
    Clal Insurance Enterprises Holdings, Ltd..........................   1,159      9,820
    Delek Automotive Systems, Ltd.....................................     898      4,849
    Elbit Systems, Ltd................................................      75      2,425
   *EZchip Semiconductor, Ltd.........................................     688     25,064
   *First International Bank of Israel, Ltd...........................     990      9,572
    Frutarom Industries, Ltd..........................................   1,750     15,608
   *Given Imaging, Ltd................................................     364      5,163
   *Hadera Paper, Ltd.................................................     146      4,986
   *Harel Insurance Investments & Finances, Ltd.......................     720     17,410
    Hot Telecommunications Systems, Ltd...............................   1,151      9,131
   *Israel Discount Bank, Ltd. Series A...............................  21,880     20,406
    Ituran Location & Control, Ltd....................................     828      9,222
   *Jerusalem Oil Exploration, Ltd....................................     300      5,085
    Matrix IT, Ltd....................................................   1,899      7,378
   *Mellanox Technologies, Ltd........................................   1,057    113,316
   *Menorah Mivtachim Holdings, Ltd...................................   1,117      6,011
    Migdal Insurance & Financial Holding, Ltd.........................  14,636     13,513

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
ISRAEL -- (Continued)
   *Mizrahi Tefahot Bank, Ltd.........................................   3,857 $ 28,917
   *Oil Refineries, Ltd...............................................  66,126   30,402
    Ormat Industries, Ltd.............................................   2,690   11,733
    Osem Investments, Ltd.............................................     958   11,906
   *Partner Communications Co., Ltd...................................   1,549    5,103
    Paz Oil Co., Ltd..................................................     212   22,137
   *Phoenix Holdings, Ltd. (The)......................................   4,361    6,505
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............     415   10,544
   *Retalix, Ltd......................................................     608   12,743
    Shikun & Binui, Ltd...............................................  10,365   13,603
   *Strauss Group, Ltd................................................   1,397   12,491
    Super-Sol, Ltd. Series B..........................................   4,123    8,939
   *Tower Semiconductor, Ltd..........................................   6,696    4,361
                                                                               --------
TOTAL ISRAEL..........................................................          483,979
                                                                               --------
ITALY -- (2.1%)
    ACEA SpA..........................................................   3,393   18,117
    Acegas-APS SpA....................................................   1,710    8,620
   *Aedes SpA.........................................................   2,841      246
    Amplifon SpA......................................................   2,320    8,617
    Ansaldo STS SpA...................................................   4,491   34,364
   *Arnoldo Mondadori Editore SpA.....................................   7,418    8,318
    Astaldi SpA.......................................................   3,158   18,347
    Autogrill SpA.....................................................   9,775   78,903
    Azimut Holding SpA................................................   8,914   84,953
  #*Banca Carige SpA..................................................     677      516
    Banca Generali SpA................................................   2,496   28,326
    Banca Piccolo Credito Valtellinese Scarl..........................  16,056   20,972
    Banca Popolare dell'Emilia Romagna Scarl..........................  10,713   46,568
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................   2,970    3,539
  #*Banca Popolare di Milano Scarl.................................... 181,732   83,201
    Banca Popolare di Sondrio Scarl...................................  11,506   63,290
    Banca Profilo SpA.................................................  12,870    3,787
    Banco di Desio e della Brianza SpA................................   5,000   10,019
   *Banco Popolare Scarl..............................................  20,502   23,875
    Brembo SpA........................................................   1,837   18,895
    Buzzi Unicem SpA..................................................   4,209   42,184
   #C.I.R. SpA - Compagnie Industriali Riunite........................  26,265   26,424
    Caltagirone Editore SpA...........................................   3,000    3,136
   *Carraro SpA.......................................................   1,070    2,146
    Cementir Holding SpA..............................................   2,366    3,927
   *Class Editore SpA.................................................   3,300      672
    Credito Artigiano SpA.............................................   3,415    3,387
    Credito Bergamasco SpA............................................     555    6,517
   #Credito Emiliano SpA..............................................   5,091   17,228
    Danieli & Co. SpA.................................................   2,142   45,052
    De Longhi SpA.....................................................   4,801   52,988
   #DiaSorin SpA......................................................   1,751   47,937
    ERG SpA...........................................................   3,547   24,872
    Esprinet SpA......................................................   1,098    4,208
    Falck Renewables SpA..............................................   2,864    3,092
   *Finmeccanica SpA..................................................  25,605   93,556
   *Gemina SpA........................................................  34,444   26,538
   #Geox SpA..........................................................   3,764    8,656
    Gruppo Editoriale L'Espresso SpA..................................   7,849    6,139
    Hera SpA..........................................................  44,932   54,939
    Immsi SpA.........................................................   8,658    4,735
   #Impregilo SpA.....................................................  16,957   63,836
   #Indesit Co. SpA...................................................   2,500    8,936
    Industria Macchine Automatiche SpA................................   1,436   23,092
   *Intek SpA.........................................................   6,063    2,642

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
ITALY -- (Continued)
    Interpump Group SpA...............................................   2,893 $   19,979
    Iren SpA..........................................................  16,820      5,913
    Italcementi SpA...................................................   4,664     19,162
   *Italmobiliare SpA.................................................     273      3,623
   *KME Group SpA.....................................................  17,854      6,675
   *Landi Renzo SpA...................................................   1,740      2,673
    Lottomatica Group SpA.............................................   2,762     54,098
   *Maire Tecnimont SpA...............................................  16,000     11,398
  #*Mariella Burani SpA...............................................     427         --
    MARR SpA..........................................................   2,435     21,993
    Mediaset SpA......................................................  16,001     27,890
   #Mediolanum SpA....................................................  15,656     51,720
  #*Milano Assicurazioni SpA..........................................  20,783      6,878
    Piaggio & C. SpA..................................................   8,902     21,304
  #*Prelios SpA.......................................................  34,449      4,204
   *Premafin Finanziaria SpA..........................................  21,959      4,352
    Prysmian SpA......................................................   8,904    142,617
    Recordati SpA.....................................................   9,617     64,885
    Sabaf SpA.........................................................     217      2,528
    SAES Getters SpA..................................................     616      5,136
   *Safilo Group SpA..................................................     587      3,766
   *Saras SpA.........................................................   8,610      9,447
   *Societa Cattolica di Assicurazioni Scrl...........................   3,361     40,832
    Societa Iniziative Autostradali e Servizi SpA.....................   5,499     37,089
   #Sogefi SpA........................................................   3,015      7,113
    Sol SpA...........................................................   2,651     14,348
   *Sorin SpA.........................................................  28,294     59,162
   *Telecom Italia Media SpA..........................................   3,441        617
  #*Tiscali SpA....................................................... 110,959      3,880
    Tod's SpA.........................................................   1,030     94,502
   #Trevi Finanziaria SpA.............................................     999      5,351
  #*Unipol Gruppo Finanziario SpA.....................................   1,386      3,434
    Vianini Lavori SpA................................................   3,006     10,122
    Vittoria Assicurazioni SpA........................................   2,848     14,885
   *Yoox SpA..........................................................   2,065     27,419
    Zignago Vetro SpA.................................................   1,896     10,758
                                                                               ----------
TOTAL ITALY...........................................................          1,960,065
                                                                               ----------
JAPAN -- (21.2%)
    Accordia Golf Co., Ltd............................................      70     45,841
    Achilles Corp.....................................................   6,000      8,088
    Adeka Corp........................................................   5,200     43,784
   *Aderans Co., Ltd..................................................   2,400     28,982
    Advan Co., Ltd....................................................   2,000     21,105
    Aeon Delight Co., Ltd.............................................     600     13,826
    Aeon Fantasy Co., Ltd.............................................   1,152     17,167
    Ahresty Corp......................................................     700      4,724
    Ai Holdings Corp..................................................   3,200     17,768
    Aica Kogyo Co., Ltd...............................................   3,000     46,305
    Aichi Bank, Ltd. (The)............................................     600     29,711
    Aichi Steel Corp..................................................   7,000     26,511
    Aichi Tokei Denki Co., Ltd........................................   3,000     11,333
    Aida Engineering, Ltd.............................................   4,000     23,750
    Aiphone Co., Ltd..................................................   1,100     21,274
   *Aisan Industry Co., Ltd...........................................   1,570     12,695
   #Akebono Brake Industry Co., Ltd...................................   4,000     17,467
    Akita Bank, Ltd. (The)............................................  15,000     40,980
   #Alpen Co., Ltd....................................................     800     15,071
    Alpine Electronics, Inc...........................................   2,900     30,440
    Alps Electric Co., Ltd............................................   6,200     36,923
    Alps Logistics Co., Ltd...........................................   1,000     10,024

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Amano Corp........................................................  3,000 $24,039
    Ando Corp.........................................................  7,000   8,725
    Anritsu Corp......................................................  5,000  61,797
    AOC Holdings, Inc.................................................  1,800   5,884
    AOI Electronic Co., Ltd...........................................    900  12,653
    AOKI Holdings, Inc................................................  1,600  35,569
    Aomori Bank, Ltd. (The)........................................... 13,000  39,257
    Aoyama Trading Co., Ltd...........................................  3,200  62,509
    Arakawa Chemical Industries, Ltd..................................  1,800  14,901
    Arcs Co., Ltd.....................................................  1,200  26,353
    Ariake Japan Co., Ltd.............................................    900  19,300
   #Arisawa Manufacturing Co., Ltd....................................  1,000   2,566
    Arnest One Corp...................................................  1,200  16,410
    As One Corp.......................................................    990  21,261
    Asahi Diamond Industrial Co., Ltd.................................  5,000  57,543
    Asahi Holdings, Inc...............................................  1,100  18,931
    Asahi Kogyosha Co., Ltd...........................................  3,000  11,165
    Asahi Organic Chemicals Industry Co., Ltd.........................  3,000   7,405
    Asatsu-DK, Inc....................................................  1,200  34,293
   *Ashimori Industry Co., Ltd........................................  3,000   3,894
    ASKA Pharmaceutical Co., Ltd......................................  2,000  10,887
    ASKUL Corp........................................................  1,100  13,593
    Asunaro Aoki Construction Co., Ltd................................  4,000  20,083
    Atsugi Co., Ltd................................................... 15,000  17,800
    Autobacs Seven Co., Ltd...........................................    700  34,453
    Avex Group Holdings, Inc..........................................  1,300  19,688
    Awa Bank, Ltd. (The)..............................................  5,000  30,702
    Bando Chemical Industries, Ltd....................................  5,000  17,723
    Bank of Iwate, Ltd. (The).........................................    700  29,417
    Bank of Nagoya, Ltd. (The)........................................  8,000  24,173
    Bank of Okinawa, Ltd. (The).......................................  1,100  46,516
    Bank of Saga, Ltd. (The)..........................................  6,000  14,124
    Bank of the Ryukyus, Ltd..........................................  4,000  48,965
    Belluna Co., Ltd..................................................  1,400  11,179
  #*Best Denki Co., Ltd...............................................  2,500   4,792
  #*Bic Camera, Inc...................................................     45  23,954
    BML, Inc..........................................................    500  13,411
    Bookoff Corp......................................................  1,000   8,660
   *Bunka Shutter Co., Ltd............................................  2,984  13,336
    CAC Corp..........................................................  1,700  13,368
    Calsonic Kansei Corp..............................................  6,000  29,237
    Canon Electronics, Inc............................................  1,500  31,135
   #Capcom Co., Ltd...................................................  2,300  46,780
    Cawachi, Ltd......................................................    800  16,138
    Central Glass Co., Ltd............................................ 11,000  40,671
   *Chiba Kogyo Bank, Ltd. (The)......................................  3,200  17,277
    Chiyoda Co., Ltd..................................................  1,700  40,842
    Chofu Seisakusho Co., Ltd.........................................  1,800  39,771
    Chori Co., Ltd....................................................  5,000   6,287
    Chuetsu Pulp & Paper Co., Ltd.....................................  8,000  14,233
  #*Chugai Mining Co., Ltd............................................  5,000   1,077
    Chugai Ro Co., Ltd................................................  7,000  20,115
    Chugoku Marine Paints, Ltd........................................  4,000  19,540
    Chukyo Bank, Ltd. (The)...........................................  7,000  15,058
    Chuo Spring Co., Ltd..............................................  5,000  17,454
    CKD Corp..........................................................  4,700  29,395
  #*Clarion Co., Ltd.................................................. 13,000  24,197
    Cleanup Corp......................................................  2,000  12,453
   #CMK Corp..........................................................  2,000   7,023
    Coca-Cola Central Japan Co., Ltd..................................  1,500  19,276
    Cocokara fine, Inc................................................    879  29,825

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
   #Colowide Co., Ltd.................................................  4,200 $34,049
    Computer Engineering & Consulting, Ltd............................  1,500   8,551
    COMSYS Holdings Corp..............................................  5,200  64,812
    Corona Corp.......................................................  1,300  16,508
    Cosel Co., Ltd....................................................  1,600  21,092
    Cosmos Pharmaceutical Corp........................................    500  40,661
    Cybozu, Inc.......................................................     41  12,462
    Dai Nippon Toryo, Ltd............................................. 11,000  11,313
    Daibiru Corp......................................................  2,500  17,458
    Dai-Dan Co., Ltd..................................................  3,000  17,184
    Daido Metal Co., Ltd..............................................  3,000  28,050
  #*Daiei, Inc. (The)................................................. 11,850  27,317
    Daifuku Co., Ltd..................................................  5,000  29,816
    Daihen Corp....................................................... 11,000  33,925
  #*Daiichi Chuo K.K..................................................  4,000   4,036
    Daiichi Jitsugyo Co., Ltd.........................................  4,000  18,927
    Daiken Corp.......................................................  9,000  23,269
    Daiki Aluminium Industry Co., Ltd.................................  3,000   8,518
    Daiko Clearing Services Corp......................................  1,000   3,646
    Daikoku Denki Co., Ltd............................................    900  16,537
    Daikyo, Inc....................................................... 12,000  30,034
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...........  4,000  16,103
   #Daio Paper Corp...................................................  6,000  36,175
    Daisan Bank, Ltd. (The)...........................................  8,000  14,549
   #Daiseki Co., Ltd..................................................  1,430  23,927
    Daishi Bank, Ltd. (The)........................................... 13,000  38,034
    Daisyo Corp.......................................................  1,600  21,346
    Daito Bank, Ltd. (The)............................................ 10,000   7,876
    Daiwa Industries, Ltd.............................................  3,000  14,297
    Daiwabo Holdings Co., Ltd......................................... 22,000  39,427
    DCM Holdings Co., Ltd.............................................  5,100  35,379
   #Denki Kogyo Co., Ltd..............................................  3,000  14,053
    Denyo Co., Ltd....................................................  2,000  22,959
    Descente, Ltd.....................................................  5,000  31,226
   *Digital Garage, Inc...............................................      5   8,343
   *Doshisha Co., Ltd.................................................    400  11,575
    Doutor Nichires Holdings Co., Ltd.................................  2,212  27,642
   #Dr. Ci:Labo Co., Ltd..............................................      7  23,597
    DTS Corp..........................................................  1,200  15,423
    Duskin Co., Ltd...................................................  2,300  45,352
   #Dwango Co., Ltd...................................................     10  15,142
    Dydo Drinco, Inc..................................................    500  23,324
   #eAccess, Ltd......................................................    126  23,004
    Eagle Industry Co., Ltd...........................................  2,000  15,586
    Earth Chemical Co., Ltd...........................................    700  25,581
   *Ebara Corp........................................................  3,000  11,272
   #Edion Corp........................................................  5,000  24,089
    Ehime Bank, Ltd. (The)............................................ 10,000  27,003
    Eighteenth Bank, Ltd. (The).......................................  7,000  17,630
    Eiken Chemical Co., Ltd...........................................  2,000  26,981
    Eizo Nanao Corp...................................................    600  11,647
   *Endo Lighting Corp................................................    500  15,965
    Enplas Corp.......................................................    700  20,474
   *EPS Corp..........................................................     10  27,079
    ESPEC Corp........................................................  2,000  18,349
    Exedy Corp........................................................  1,400  27,910
   *F&A Aqua Holdings, Inc............................................  1,159  12,190
    Fancl Corp........................................................  2,700  32,877
   #FCC Co., Ltd......................................................  2,100  32,405
  #*FDK Corp..........................................................  7,000   7,264
    FIDEA Holdings Co., Ltd...........................................  5,000   9,632

                                     1266

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Foster Electric Co., Ltd..........................................  2,000 $30,527
    FP Corp...........................................................    400  27,797
    France Bed Holdings Co., Ltd...................................... 13,000  27,790
  #*Fudo Tetra Corp................................................... 10,300  14,253
    Fuji Co., Ltd.....................................................  1,500  33,777
    Fuji Corp, Ltd....................................................  3,000  15,897
   *Fuji Kosan Co., Ltd...............................................  6,000   4,412
   #Fuji Kyuko Co., Ltd...............................................  5,000  31,828
    Fuji Oil Co., Ltd.................................................  2,700  34,045
    Fuji Seal International, Inc......................................  1,200  22,513
   #Fuji Soft, Inc....................................................  2,700  41,798
   #Fujibo Holdings, Inc..............................................  4,000   9,656
    Fujicco Co., Ltd..................................................  1,400  17,222
    Fujikura Kasei Co., Ltd...........................................  2,000   9,418
    Fujikura, Ltd..................................................... 17,000  50,948
    Fujita Kanko, Inc.................................................  5,000  16,288
    Fujitec Co., Ltd..................................................  4,000  24,108
    Fujitsu Frontech, Ltd.............................................  2,000  10,986
    Fujitsu General, Ltd..............................................  6,000  50,222
   *Fujiya Co., Ltd................................................... 10,000  24,948
    Fukuda Corp.......................................................  3,000  10,476
    Fukui Bank, Ltd. (The)............................................ 12,000  26,572
   #Fukushima Bank, Ltd. (The)........................................ 14,000   9,602
    Fukuyama Transporting Co., Ltd....................................  7,000  39,156
    Funai Electric Co., Ltd...........................................    600   7,662
   *Furukawa Co., Ltd................................................. 18,000  14,840
   *Furukawa Electric Co., Ltd........................................ 17,000  35,240
   #Furukawa-Sky Aluminum Corp........................................  6,000  16,050
    Furusato Industries, Ltd..........................................  1,000   9,845
    Fuso Pharmaceutical Industries, Ltd...............................  5,000  15,166
    Futaba Corp.......................................................  1,500  22,320
   *Futaba Industrial Co., Ltd........................................  1,800   8,393
    Future Architect, Inc.............................................     26   9,858
    Fuyo General Lease Co., Ltd.......................................  1,000  32,423
    Gakken Holdings Co., Ltd..........................................  3,000   6,301
    Gecoss Corp.......................................................  3,500  18,310
    Geo Holdings Corp.................................................     18  20,014
    GLOBERIDE, Inc.................................................... 10,000  11,741
    Glory, Ltd........................................................    400   8,277
    GMO Internet, Inc.................................................  1,500   7,522
    Godo Steel, Ltd...................................................  6,000  11,541
    Goldcrest Co., Ltd................................................    790  12,162
   #Gulliver International Co., Ltd...................................    220   6,700
    Gun Ei Chemical Industry Co., Ltd.................................  7,000  18,361
    Gunze, Ltd........................................................  9,000  23,705
    H.I.S. Co., Ltd...................................................    700  24,172
    Hakuto Co., Ltd...................................................  1,400  14,161
    Hanwa Co., Ltd.................................................... 10,000  35,686
   #Happinet Corp.....................................................  1,800  17,273
    Harashin Narus Holdings Co., Ltd..................................  1,200  21,202
    Haruyama Trading Co., Ltd.........................................  1,400   7,814
   *Haseko Corp....................................................... 52,000  35,618
    Heiwa Real Estate Co., Ltd........................................  8,500  19,814
    Heiwado Co., Ltd..................................................  2,500  36,017
    Hibiya Engineering, Ltd...........................................  3,000  33,530
    Higashi-Nippon Bank, Ltd..........................................  4,000   8,715
    Higo Bank, Ltd. (The)............................................. 10,000  52,665
   *HI-LEX Corp.......................................................    700  10,901
    Hioki EE Corp.....................................................    300   4,982
    Hisaka Works, Ltd.................................................  2,000  16,364
   *Hitachi Cable, Ltd................................................ 10,000  17,130

                                     1267

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Hitachi Koki Co., Ltd.............................................  2,900 $21,543
    Hitachi Kokusai Electric, Inc.....................................  4,320  28,399
    Hitachi Medical Corp..............................................  2,000  26,101
    Hitachi Zosen Corp................................................ 34,500  42,060
   #Hodogaya Chemical Co., Ltd........................................  4,000  10,858
    Hogy Medical Co., Ltd.............................................  1,100  53,226
    Hokkaido Coca-Cola Bottling Co., Ltd..............................  3,000  15,124
    Hokkaido Gas Co., Ltd.............................................  4,000  12,855
    Hokkan Holdings, Ltd..............................................  6,000  16,787
    Hokkoku Bank, Ltd. (The).......................................... 14,000  50,842
    Hokuetsu Bank, Ltd. (The)......................................... 11,000  20,962
    Hokuetsu Kishu Paper Co., Ltd.....................................  7,000  32,184
   #Hokuriku Electric Industry Co., Ltd...............................  4,000   4,418
    Hokuto Corp.......................................................  1,000  19,562
    Honeys Co., Ltd...................................................    770  14,155
    Horiba, Ltd.......................................................  2,000  70,598
    Hoshizaki Electric Co., Ltd.......................................  1,100  28,244
    Hosiden Corp......................................................  3,100  18,178
    Howa Machinery, Ltd...............................................  5,000   4,374
    Hyakugo Bank, Ltd. (The).......................................... 19,000  79,545
    Hyakujishi Bank, Ltd. (The)....................................... 15,000  55,057
    IBJ Leasing Co., Ltd..............................................    900  22,625
   *Ichikoh Industries, Ltd...........................................  4,000   6,555
    Ichiyoshi Securities Co., Ltd.....................................  2,000   9,745
    Icom, Inc.........................................................    700  15,499
    Idec Corp.........................................................    400   3,571
    Iino Kaiun Kaisha, Ltd............................................  7,300  30,187
   *Imasen Electric Industrial Co., Ltd...............................    801  11,268
    Imperial Hotel, Ltd...............................................    550  17,244
    Inaba Denki Sangyo Co., Ltd.......................................  1,000  28,746
    Inaba Seisakusho Co., Ltd.........................................  1,200  15,349
    Inabata & Co., Ltd................................................  4,000  24,574
    Inageya Co., Ltd..................................................  2,000  23,909
    Ines Corp.........................................................  3,600  21,665
    Internet Initiative Japan, Inc....................................      5  21,491
   *Inui Steamship Co., Ltd...........................................  1,500   4,244
    Iseki & Co., Ltd.................................................. 14,000  36,417
   *Ishihara Sangyo Kaisha, Ltd....................................... 24,000  19,171
    IT Holdings Corp..................................................  4,800  49,670
    ITC Networks Corp.................................................  1,300   9,851
    Itochu Enex Co., Ltd..............................................  4,000  21,734
    Itochu-Shokuhin Co., Ltd..........................................    600  22,202
    Itoham Foods, Inc.................................................  8,631  36,026
    Itoki Corp........................................................  3,000  14,224
   *Iwasaki Electric Co., Ltd.........................................  4,000   7,038
    Iwatani Corp...................................................... 11,000  41,498
   *Iwatsu Electric Co., Ltd..........................................  3,000   2,286
    Izumiya Co., Ltd..................................................  7,000  34,804
    Jamco Corp........................................................  2,000  10,427
   *Janome Sewing Machine Co., Ltd.................................... 14,000  11,208
   #Japan Airport Terminal Co., Ltd...................................  1,700  19,375
    Japan Aviation Electronics Industry, Ltd..........................  2,000  16,362
   #Japan Cash Machine Co., Ltd.......................................  1,700  12,690
    Japan Digital Laboratory Co., Ltd.................................  2,300  25,333
   #Japan Medical Dynamic Marketing, Inc..............................    770   2,246
    Japan Pulp & Paper Co., Ltd.......................................  5,000  16,692
    Japan Transcity Corp..............................................  3,000  10,182
    Japan Vilene Co., Ltd.............................................  3,000  12,717
    Japan Wool Textile Co., Ltd. (The)................................  6,000  40,348
    JBCC Holdings, Inc................................................  2,000  13,284
    Jeol, Ltd.........................................................  5,000  11,155

                                     1268

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
   *JFE Shoji Trade Corp..............................................  5,000 $17,820
    J-Oil Mills, Inc..................................................  6,000  17,203
    Joshin Denki Co., Ltd.............................................  2,000  22,778
    JSP Corp..........................................................  1,900  28,148
   #Juki Corp.........................................................  7,000  10,353
    Juroku Bank, Ltd.................................................. 15,000  49,032
    JVC Kenwood Holdings, Inc......................................... 13,070  39,883
   #kabu.com Securities Co., Ltd......................................  3,500  10,492
   #Kadokawa Group Holdings, Inc......................................    700  19,729
    Kaga Electronics Co., Ltd.........................................    900   9,282
    Kagoshima Bank, Ltd. (The)........................................ 11,000  66,137
    Kaken Pharmaceutical Co., Ltd.....................................  7,000  99,257
    Kameda Seika Co., Ltd.............................................  1,200  30,280
    Kamei Corp........................................................  2,000  18,634
    Kanaden Corp......................................................  3,000  18,660
    Kanagawa Chuo Kotsu Co., Ltd......................................  4,000  23,186
    Kanamoto Co., Ltd.................................................  2,000  22,647
    Kandenko Co., Ltd.................................................  6,000  28,313
   *Kanematsu Corp.................................................... 20,025  23,564
    Kanematsu Electronics, Ltd........................................    500   5,522
   *Kansai Urban Banking Corp.........................................  4,000   5,085
   #Kanto Denka Kogyo Co., Ltd........................................  4,000  12,167
    Kanto Natural Gas Development Co., Ltd............................  2,000  10,266
    Kappa Create Co., Ltd.............................................    200   4,389
    Kato Sangyo Co., Ltd..............................................  2,000  37,724
   #Kato Works Co., Ltd...............................................  4,000  18,606
    KAWADA TECHNOLOGIES, Inc..........................................    200   2,809
    Kawai Musical Instruments Manufacturing Co., Ltd..................  5,000  11,610
  #*Kawasaki Kisen Kaisha, Ltd........................................ 31,000  46,947
    Keihin Corp.......................................................  2,900  38,790
    Keiyo Bank, Ltd. (The)............................................ 13,000  58,270
   #Keiyo Co., Ltd....................................................  2,000  12,373
   *Kenedix, Inc......................................................     80  10,503
    Kentucky Fried Chicken Japan, Ltd.................................  1,000  26,168
   #Key Coffee, Inc...................................................  1,400  26,180
  #*Kinki Nippon Tourist Co., Ltd.....................................  6,000   8,137
    Kintetsu World Express, Inc.......................................  1,200  37,092
   #Kinugawa Rubber Industrial Co., Ltd...............................  1,000   6,328
    Kirayaka Bank, Ltd................................................ 10,000  10,303
   #Kisoji Co., Ltd...................................................  1,200  24,423
    Kissei Pharmaceutical Co., Ltd....................................  1,100  19,295
    Kitagawa Iron Works Co., Ltd......................................  7,000  12,434
    Kita-Nippon Bank, Ltd. (The)......................................    400  10,924
    Kitz Corp.........................................................  4,000  15,890
    Kiyo Holdings, Inc................................................ 48,000  67,245
    Koa Corp..........................................................  1,500  13,335
    Koatsu Gas Kogyo Co., Ltd.........................................  4,000  25,208
   #Kohnan Shoji Co., Ltd.............................................  2,000  23,852
    Koike Sanso Kogyo Co., Ltd........................................  4,000  10,352
   #Kojima Co., Ltd...................................................  2,300   7,399
    Kokuyo Co., Ltd...................................................  5,900  43,839
    Komatsu Seiren Co., Ltd...........................................  4,000  19,061
    Komeri Co., Ltd...................................................  1,000  24,984
    Komori Corp.......................................................  3,200  19,198
    Konaka Co., Ltd...................................................  1,760  20,209
    Konishi Co., Ltd..................................................  2,000  28,002
    Kose Corp.........................................................    600  14,053
    Kosei Securities Co., Ltd.........................................  4,000   3,889
   *Kumagai Gumi Co., Ltd.............................................  8,000   7,529
   *Kumiai Chemical Industry Co., Ltd.................................  2,481  11,925
    Kurabo Industries, Ltd............................................ 13,000  22,163

                                     1269

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Kureha Corp....................................................... 12,000 $49,019
    Kurimoto, Ltd..................................................... 11,000  31,883
    Kuroda Electric Co., Ltd..........................................  1,200  14,011
   #KYB Co., Ltd......................................................  8,000  34,048
    Kyoden Co., Ltd...................................................  3,000   4,940
    Kyodo Printing Co., Ltd...........................................  9,000  23,350
    Kyodo Shiryo Co., Ltd.............................................  5,000   5,657
    Kyoei Steel, Ltd..................................................    600  11,667
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................  2,300  20,536
   #Kyokuyo Co., Ltd..................................................  9,000  21,565
    KYORIN Holdings, Inc..............................................  3,000  65,383
    Kyosan Electric Manufacturing Co., Ltd............................  5,000  20,469
    Kyowa Exeo Corp...................................................  4,000  41,050
    Kyudenko Corp.....................................................  3,000  17,095
   *Leopalace21 Corp..................................................  6,200  20,742
    Life Corp.........................................................  2,000  37,628
    Lintec Corp.......................................................  1,700  30,807
    Lion Corp.........................................................  7,000  38,785
    Macnica, Inc......................................................    800  16,874
    Macromill, Inc....................................................  2,200  24,163
    Maeda Corp........................................................  6,000  28,704
    Maeda Road Construction Co., Ltd..................................  6,000  79,799
    Maezawa Kasei Industries Co., Ltd.................................  1,200  13,251
    Maezawa Kyuso Industries Co., Ltd.................................  1,200  16,392
    Makino Milling Machine Co., Ltd...................................  7,000  35,590
    Mandom Corp.......................................................    800  20,473
    Mars Engineering Corp.............................................    700  15,896
    Marubun Corp......................................................  1,900   8,323
    Marudai Food Co., Ltd.............................................  5,000  18,812
    Maruetsu, Inc. (The)..............................................  5,000  18,330
   #Maruha Nichiro Holdings, Inc...................................... 22,525  33,562
    Marukyu Co., Ltd..................................................  2,000  20,501
    Marusan Securities Co., Ltd.......................................  6,000  19,732
   #Maruwa Co., Ltd...................................................    700  19,874
    Maruyama Manufacturing Co., Inc...................................  3,000   6,030
  #*Maruzen CHI Holdings Co., Ltd.....................................    400   1,018
    Maruzen Showa Unyu Co., Ltd.......................................  6,000  19,392
    Matsuda Sangyo Co., Ltd...........................................  1,225  17,781
    Matsui Securities Co., Ltd........................................  5,500  32,243
    Matsumotokiyoshi Holdings Co., Ltd................................    800  18,023
  #*Matsuya Co., Ltd..................................................  2,000  17,575
    Matsuya Foods Co., Ltd............................................  1,000  18,807
    Max Co., Ltd......................................................  2,000  22,451
    Maxvalu Tokai Co., Ltd............................................  1,000  14,204
    Megachips Corp....................................................  1,900  34,454
    Megane TOP Co., Ltd...............................................  2,250  25,844
    Megmilk Snow Brand Co., Ltd.......................................  1,300  21,998
   #Meidensha Corp.................................................... 12,000  43,959
    Meitec Corp.......................................................  1,000  21,420
    Meito Sangyo Co., Ltd.............................................  1,200  16,021
    Meiwa Estate Co., Ltd.............................................  1,700   8,557
   #Meiwa Trading Co., Ltd............................................  3,000  17,592
    Melco Holdings, Inc...............................................  1,400  28,470
    Michinoku Bank, Ltd. (The)........................................  5,000   9,908
    Mie Bank, Ltd. (The)..............................................  2,000   4,402
    Mikuni Coca-Cola Bottling Co., Ltd................................  3,000  25,945
    Milbon Co., Ltd...................................................    500  15,710
    Mimasu Semiconductor Industry Co., Ltd............................  1,219   9,485
    Minato Bank, Ltd. (The)........................................... 21,000  37,937
   #Minebea Co., Ltd.................................................. 17,000  59,393
    Ministop Co., Ltd.................................................  1,500  26,244

                                     1270

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
   *Mirait Holdings Corp..............................................  4,400 $31,896
    Misawa Homes Co., Ltd.............................................  2,000  29,190
    Mitani Corp.......................................................  1,200  14,344
    Mitsuba Corp......................................................  1,000   6,502
   *Mitsubishi Paper Mills, Ltd....................................... 13,000  10,904
    Mitsubishi Pencil Co., Ltd........................................    300   5,124
    Mitsubishi Shokuhin Co., Ltd......................................  1,100  25,253
    Mitsubishi Steel Manufacturing Co., Ltd........................... 14,000  29,485
    Mitsuboshi Belting Co., Ltd.......................................  5,000  29,239
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 27,000  33,862
   *Mitsui High-Tec, Inc..............................................  3,300  15,783
   *Mitsui Mining & Smelting Co., Ltd................................. 24,000  49,455
    Mitsui Sugar Co., Ltd.............................................  6,000  19,842
    Mitsui-Soko Co., Ltd.............................................. 10,000  33,976
   *Mitsumi Electric Co., Ltd.........................................  4,800  30,849
    Mitsuuroko Holdings Co., Ltd......................................  3,000  19,921
    Miura Co., Ltd....................................................  2,000  50,404
    Miyazaki Bank, Ltd. (The).........................................  6,000  14,904
    Mizuno Corp.......................................................  9,000  46,672
    Mochida Pharmaceutical Co., Ltd...................................  3,000  35,882
    Modec, Inc........................................................    800  14,425
    Monex Group, Inc..................................................     49   7,952
   #Mori Seiki Co., Ltd...............................................  4,600  33,669
    Morinaga & Co., Ltd............................................... 16,000  36,724
    Morinaga Milk Industry Co., Ltd................................... 14,000  50,823
    Morita Holdings Corp..............................................  4,000  29,371
    MOS Food Services, Inc............................................  2,000  40,072
    Moshi Moshi Hotline, Inc..........................................  2,000  21,432
    Musashi Seimitsu Industry Co., Ltd................................  1,200  20,569
    Musashino Bank, Ltd...............................................  2,400  66,392
    Nachi-Fujikoshi Corp.............................................. 13,000  41,896
   *Nagaileben Co., Ltd...............................................    800  12,088
    Nagano Bank, Ltd. (The)...........................................  6,000  11,073
    Nagatanien Co., Ltd...............................................  2,000  19,589
    Nakamuraya Co., Ltd...............................................  3,000  14,618
   *Nakayama Steel Works, Ltd.........................................  5,000   2,656
    Nanto Bank, Ltd. (The)............................................ 11,000  46,483
    NEC Fielding, Ltd.................................................  1,200  14,898
    NEC Mobiling, Ltd.................................................  1,100  40,028
    NEC Networks & System Integration Corp............................  1,700  28,630
    Net One Systems Co., Ltd..........................................  6,200  87,879
    Neturen Co., Ltd..................................................  2,600  19,049
  #*New Japan Radio Co., Ltd..........................................  3,000   6,290
    Nichia Steel Works, Ltd...........................................  4,000  10,260
    Nichias Corp......................................................  4,000  19,991
   #Nichicon Corp.....................................................  2,700  21,892
    Nichii Gakkan Co..................................................  1,600  14,929
    Nichirei Corp..................................................... 11,000  55,788
    Nichireki Co., Ltd................................................  2,000  10,128
    Nidec Copal Corp..................................................  1,800  15,441
    Nidec Sankyo Corp.................................................  1,000   5,386
   #Nidec Tosok Corp..................................................  3,200  26,089
    Nifco, Inc........................................................  2,000  44,428
    Nihon Dempa Kogyo Co., Ltd........................................    600   7,169
    Nihon Eslead Corp.................................................  1,000   8,145
    Nihon Kohden Corp.................................................  2,000  64,999
   *Nihon M&A Center, Inc.............................................    400  11,818
    Nihon Nohyaku Co., Ltd............................................  5,000  21,940
    Nihon Parkerizing Co., Ltd........................................  2,000  28,082
    Nihon Unisys, Ltd.................................................  2,075  13,823
    Nihon Yamamura Glass Co., Ltd.....................................  8,000  17,513

                                     1271

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Nikkiso Co., Ltd..................................................  4,000 $45,619
    Nippo Corp........................................................  4,000  47,672
    Nippon Beet Sugar Manufacturing Co., Ltd..........................  5,000  10,499
    Nippon Carbon Co., Ltd............................................  5,000  10,965
   #Nippon Ceramic Co., Ltd...........................................  1,000  14,121
    Nippon Chemical Industrial Co., Ltd...............................  2,000   2,795
  #*Nippon Chemi-Con Corp............................................. 10,000  22,322
    Nippon Chemiphar Co., Ltd.........................................  3,000  16,406
    Nippon Coke & Engineering Co., Ltd................................ 12,500  15,155
   *Nippon Columbia Co., Ltd..........................................  3,000     914
   #Nippon Concrete Industries Co., Ltd...............................  3,000   8,577
    Nippon Denko Co., Ltd.............................................  6,000  18,827
    Nippon Densetsu Kogyo Co., Ltd....................................  2,000  19,923
    Nippon Denwa Shisetu Co., Ltd.....................................  5,000  15,808
    Nippon Filcon Co., Ltd............................................  2,000   9,764
    Nippon Flour Mills Co., Ltd.......................................  8,000  35,188
    Nippon Gas Co., Ltd...............................................  2,000  26,107
    Nippon Kasei Chemical Co., Ltd....................................  5,000   6,656
  #*Nippon Kinzoku Co., Ltd...........................................  3,000   4,081
    Nippon Koei Co., Ltd..............................................  5,000  18,097
    Nippon Konpo Unyu Soko Co., Ltd...................................  4,000  47,740
    Nippon Koshuha Steel Co., Ltd..................................... 10,000  10,146
    Nippon Light Metal Co., Ltd....................................... 31,000  33,690
   *Nippon Metal Industry Co., Ltd....................................  8,000   4,863
    Nippon Pillar Packing Co., Ltd....................................  2,000  15,014
   #Nippon Piston Ring Co., Ltd.......................................  7,000  12,825
    Nippon Seiki Co., Ltd.............................................  2,000  19,617
    Nippon Sharyo, Ltd................................................  1,000   3,491
  #*Nippon Sheet Glass Co., Ltd....................................... 35,000  32,288
    Nippon Shinyaku Co., Ltd..........................................  3,000  36,820
    Nippon Signal Co., Ltd............................................  3,000  19,027
    Nippon Soda Co., Ltd..............................................  8,000  33,023
   #Nippon Suisan Kaisha, Ltd......................................... 10,500  24,197
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................  3,000  17,698
    Nippon Thompson Co., Ltd..........................................  3,000  12,891
    Nippon Valqua Industries, Ltd.....................................  6,000  16,440
   *Nippon Yakin Kogyo Co., Ltd.......................................  4,000   4,096
   #Nipro Corp........................................................  9,000  49,646
    Nishimatsu Construction Co., Ltd.................................. 13,000  22,435
    Nishimatsuya Chain Co., Ltd.......................................  3,000  25,518
    Nissan Shatai Co., Ltd............................................  3,000  32,846
    Nissei Corp.......................................................  1,000   9,529
    Nissen Holdings Co., Ltd..........................................  1,600   6,690
  #*Nissha Printing Co., Ltd..........................................  3,000  30,288
    Nisshin Fudosan Co., Ltd..........................................  1,400   8,133
    Nisshin Oillio Group, Ltd. (The).................................. 10,000  39,518
    Nisshin Steel Co., Ltd............................................ 31,000  34,110
    Nisshinbo Holdings, Inc...........................................  8,000  52,368
    Nissin Electric Co., Ltd..........................................  1,000   6,355
    Nissin Kogyo Co., Ltd.............................................  2,100  27,866
    Nitta Corp........................................................  1,300  19,929
    Nittan Valve Co., Ltd.............................................  2,000   6,756
    Nittetsu Mining Co., Ltd..........................................  3,000  11,041
    Nitto Boseki Co., Ltd............................................. 18,000  52,993
    Nitto Kogyo Corp..................................................  3,000  53,871
    Nitto Seiko Co., Ltd..............................................  3,000   7,723
    NOF Corp..........................................................  7,000  33,751
    Nomura Co., Ltd...................................................  4,000  12,850
    Noritake Co., Ltd.................................................  8,000  20,045
    Noritsu Koki Co., Ltd.............................................  1,200   5,506
    Noritz Corp.......................................................  1,400  24,147

                                     1272

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    NS Solutions Corp.................................................  1,400 $27,190
    NSD Co., Ltd......................................................  2,400  21,040
    Obic Business Consultants Co., Ltd................................    100   5,259
    Oenon Holdings, Inc...............................................  5,000  12,424
    Ogaki Kyoritsu Bank, Ltd. (The)...................................  9,000  31,011
    Oiles Corp........................................................  1,728  33,415
    Oita Bank, Ltd. (The)............................................. 10,000  31,685
   #Okabe Co., Ltd....................................................  4,000  24,160
    Okamoto Industries, Inc...........................................  6,000  24,762
    Okamura Corp......................................................  3,000  23,811
    Okasan Securities Group, Inc...................................... 10,000  35,234
   *Oki Electric Industry Co., Ltd.................................... 29,000  45,361
    Okinawa Electric Power Co., Ltd...................................    877  23,800
   *OKK Corp..........................................................  5,000   6,143
    OKUMA Corp........................................................  6,000  35,788
    Okumura Corp......................................................  9,000  30,789
    Okura Industrial Co., Ltd.........................................  4,000   9,050
    Okuwa Co., Ltd....................................................  2,000  27,656
    Olympic Corp......................................................  1,800  17,798
    ONO Sokki Co., Ltd................................................  3,000  12,728
    Onoken Co., Ltd...................................................  2,000  16,516
    Onward Holdings Co., Ltd..........................................  6,000  44,859
    Organo Corp.......................................................  4,000  27,213
    Origin Electric Co., Ltd..........................................  3,000   9,766
    Osaka Steel Co., Ltd..............................................    500   8,394
   #Osaka Titanium Technologies Co., Ltd..............................  1,600  47,050
    Osaki Electric Co., Ltd...........................................  3,000  22,931
    OSG Corp..........................................................  3,600  48,833
    Pacific Industrial Co., Ltd.......................................  4,000  23,060
    Pacific Metals Co., Ltd...........................................  8,000  28,395
    Paltac Corp.......................................................  2,500  35,488
    PanaHome Corp.....................................................  4,000  24,486
    Panasonic Industrial Devices SUNX Co., Ltd........................  2,700  12,325
    Panasonic Information Systems Co., Ltd............................    400   9,775
    Paramount Bed Holdings Co., Ltd...................................  1,700  51,375
   #Parco Co., Ltd....................................................  2,600  32,904
    Paris Miki Holdings, Inc..........................................  1,000   6,179
    Pasco Corp........................................................  1,000   2,985
   #Penta-Ocean Construction Co., Ltd................................. 18,000  45,325
   #Pigeon Corp.......................................................  1,300  56,621
   #Pilot Corp........................................................     15  27,672
    Piolax, Inc.......................................................  1,000  21,182
  #*Pioneer Electronic Corp........................................... 11,100  30,338
    Plenus Co., Ltd...................................................    500   9,420
    Point, Inc........................................................    750  26,188
    Press Kogyo Co., Ltd..............................................  9,000  39,796
    Prima Meat Packers, Ltd...........................................  5,000   9,158
    Raito Kogyo Co., Ltd..............................................  2,400  10,270
  #*Rasa Industries, Ltd..............................................  3,000   2,770
   *Relo Holdings, Inc................................................    600  20,865
   *Renown, Inc.......................................................  3,000   4,497
    Resort Solution Co., Ltd..........................................  4,000   8,120
    Resorttrust, Inc..................................................  1,008  17,674
    Rheon Automatic Machinery Co., Ltd................................  2,000   4,831
    Rhythm Watch Co., Ltd............................................. 10,000  15,896
    Ricoh Leasing Co., Ltd............................................  1,000  22,984
    Right On Co., Ltd.................................................  1,125   9,546
    Riken Corp........................................................  7,000  27,134
    Riken Technos Corp................................................  5,000  14,010
    Riken Vitamin Co., Ltd............................................  2,000  56,205
   #Ringer Hut Co., Ltd...............................................  1,800  24,391

                                     1273

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Riso Kagaku Corp..................................................  1,400 $23,194
    Rock Field Co., Ltd...............................................    300   5,656
    Rohto Pharmaceutical Co., Ltd.....................................  3,000  40,564
    Roland Corp.......................................................  2,000  15,535
    Roland DG Corp....................................................    900  10,370
   #Round One Corp....................................................  5,300  27,202
    Royal Holdings Co., Ltd...........................................  2,000  23,632
    Ryobi, Ltd........................................................ 11,000  28,596
    Ryoden Trading Co., Ltd...........................................  3,000  17,837
    Ryohin Keikaku Co., Ltd...........................................    900  48,627
    Ryosan Co., Ltd...................................................  2,100  38,822
    Ryoyo Electro Corp................................................  2,000  20,837
    S Foods, Inc......................................................  2,000  17,745
  #*Sagami Chain Co., Ltd.............................................  2,000  15,868
    Saibu Gas Co., Ltd................................................ 24,000  64,187
   #Saizeriya Co., Ltd................................................  1,700  26,027
    Sakai Chemical Industry Co., Ltd..................................  5,000  15,392
    Sakata INX Corp...................................................  3,000  14,479
    Sakata Seed Corp..................................................  2,000  26,454
    Sala Corp.........................................................  4,000  26,416
    San-A Co., Ltd....................................................    200   7,440
    San-Ai Oil Co., Ltd...............................................  4,000  19,326
    Sanden Corp.......................................................  7,000  21,972
    Sangetsu Co., Ltd.................................................    500  12,284
    San-in Godo Bank, Ltd. (The)......................................  7,000  48,974
   #Sanken Electric Co., Ltd.......................................... 10,000  37,056
    Sanki Engineering Co., Ltd........................................  5,000  26,834
    Sankyo Seiko Co., Ltd.............................................  4,000  13,805
    Sankyo-Tateyama Holdings, Inc..................................... 16,000  29,041
    Sankyu, Inc....................................................... 16,000  59,861
    Sanoh Industrial Co., Ltd.........................................  3,000  23,835
    Sanshin Electronics Co., Ltd......................................  2,000  14,713
    Sanwa Holdings Corp...............................................  9,000  37,675
    Sanyo Chemical Industries, Ltd....................................  7,000  42,431
    Sanyo Denki Co., Ltd..............................................  4,000  24,961
   #Sanyo Shokai, Ltd.................................................  4,000  13,229
    Sanyo Special Steel Co., Ltd......................................  6,000  22,052
    Sapporo Hokuyo Holdings, Inc...................................... 11,900  34,026
    Sapporo Holdings, Ltd............................................. 17,000  53,469
    Sasebo Heavy Industries Co., Ltd..................................  7,000   7,450
    Sato Holdings Corp................................................  2,100  32,693
    Sato Shoji Corp...................................................  2,000  14,023
    Satori Electric Co., Ltd..........................................  1,000   5,059
   #Sawai Pharmaceutical Co., Ltd.....................................    400  43,586
    Saxa Holdings, Inc................................................  4,000   7,214
    SCSK Corp.........................................................  2,554  34,517
    Secom Joshinetsu Co., Ltd.........................................    900  26,703
    Seika Corp........................................................  8,000  22,912
    Seikagaku Corp....................................................  1,700  17,673
   *Seiko Holdings Corp...............................................  3,307   8,978
    Seino Holdings Co., Ltd...........................................  8,000  53,946
    Seiren Co., Ltd...................................................  2,000  13,279
    Sekisui Jushi Co., Ltd............................................  2,000  20,876
    Sekisui Plastics Co., Ltd.........................................  7,000  21,241
    Senko Co., Ltd....................................................  6,000  26,500
    Senshu Electric Co., Ltd..........................................  1,000  12,256
   #Senshukai Co., Ltd................................................  3,000  18,809
   *Shibaura Mechatronics Corp........................................  4,000   7,593
    Shibusawa Warehouse Co., Ltd......................................  6,000  16,882
   #Shibuya Kogyo Co., Ltd............................................  2,100  22,141
    Shiga Bank, Ltd...................................................  7,000  38,324

                                     1274

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Shikibo, Ltd......................................................  9,000 $10,172
    Shikoku Bank, Ltd................................................. 10,000  24,007
    Shikoku Chemicals Corp............................................  3,000  16,300
    Shima Seiki Manufacturing Co., Ltd................................  1,200  17,138
    Shimachu Co., Ltd.................................................  2,400  50,438
    Shimizu Bank, Ltd.................................................    400  10,507
    Shinagawa Refractories Co., Ltd...................................  5,000  10,275
    Shindengen Electric Manufacturing Co., Ltd........................  3,000   8,805
    Shin-Etsu Polymer Co., Ltd........................................  5,000  21,247
    Shinkawa, Ltd.....................................................  1,000   4,721
   #Shinko Electric Industries Co., Ltd...............................  6,300  43,808
    Shinko Plantech Co., Ltd..........................................  3,000  27,659
    Shinko Shoji Co., Ltd.............................................  2,000  17,301
    Shinmaywa Industries, Ltd.........................................  5,000  24,824
    Shinnihon Corp....................................................  4,000   9,885
    Shiroki Corp......................................................  7,000  18,268
    Shizuoka Gas Co., Ltd.............................................  3,000  19,414
    SHO-BOND Holdings Co., Ltd........................................  2,000  59,391
    Shobunsha Publications, Inc.......................................  1,300   8,973
   #Shochiku Co., Ltd.................................................  4,000  39,145
    Showa Corp........................................................  2,400  18,390
    Showa Sangyo Co., Ltd............................................. 10,000  32,652
    Siix Corp.........................................................  2,400  28,877
    Simplex Holdings, Inc.............................................      3   1,115
    Sinanen Co., Ltd..................................................  3,000  12,728
    Sinfonia Technology Co., Ltd......................................  6,000  12,674
    Sintokogio, Ltd...................................................  2,638  24,890
    SKY Perfect JSAT Holdings, Inc....................................    115  47,911
    SMK Corp..........................................................  5,000  14,959
    Sohgo Security Services Co., Ltd..................................  3,700  50,132
    So-net Entertainment Corp.........................................      7  29,402
    Sotetsu Holdings, Inc............................................. 10,000  33,683
    SRA Holdings, Inc.................................................  1,000  11,447
   *St. Marc Holdings Co., Ltd........................................    500  18,875
    Star Micronics Co., Ltd...........................................  2,000  18,633
    Starzen Co., Ltd..................................................  4,000  11,234
   #Stella Chemifa Corp...............................................    900  16,063
    Sumida Corp.......................................................  1,100   5,240
    Suminoe Textile Co., Ltd..........................................  5,000   9,862
  #*Sumiseki Holdings, Inc............................................  2,300   2,037
    Sumitomo Bakelite Co., Ltd........................................ 10,000  41,356
    Sumitomo Forestry Co., Ltd........................................  4,200  36,194
    Sumitomo Light Metal Industries, Ltd.............................. 29,000  27,957
  #*Sumitomo Mitsui Construction Co., Ltd.............................  9,660   6,491
    Sumitomo Osaka Cement Co., Ltd.................................... 20,000  66,056
    Sumitomo Pipe & Tube Co., Ltd.....................................  3,000  24,765
    Sumitomo Precision Products Co., Ltd..............................  2,000   9,936
    Sumitomo Real Estate Sales Co., Ltd...............................    300  15,571
    Sumitomo Seika Chemicals Co., Ltd.................................  4,000  14,950
    Sumitomo Warehouse Co., Ltd....................................... 11,000  49,707
    SWCC Showa Holdings Co., Ltd...................................... 12,000  10,050
  #*SxL Corp..........................................................  3,000   5,208
    Systena Corp......................................................     13  10,167
    T. Hasegawa Co., Ltd..............................................  1,600  21,028
    T. RAD Co., Ltd...................................................  5,000  16,287
    Tachi-S Co., Ltd..................................................  2,100  34,441
    Tadano, Ltd.......................................................  6,000  40,865
    Taihei Dengyo Kaisha, Ltd.........................................  3,000  20,580
    Taiho Kogyo Co., Ltd..............................................  1,900  20,378
    Taikisha, Ltd.....................................................  2,000  43,540
    Taiko Bank, Ltd. (The)............................................  1,000   2,531

                                     1275

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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
JAPAN -- (Continued)
    Taiyo Holdings Co., Ltd...........................................    400 $ 10,103
   #Taiyo Yuden Co., Ltd..............................................  7,500   61,487
    Takamatsu Construction Group Co., Ltd.............................  1,600   27,766
   #Takaoka Electric Manufacturing Co., Ltd...........................  4,000    7,582
    Takara Holdings, Inc..............................................  8,000   54,619
    Takara Standard Co., Ltd..........................................  5,000   37,066
    Takasago International Corp.......................................  7,000   34,334
    Takasago Thermal Engineering Co., Ltd.............................  6,000   45,806
   #Takashima & Co., Ltd..............................................  4,000   14,798
    Takiron Co., Ltd..................................................  3,000    9,572
    Takuma Co., Ltd...................................................  6,000   26,159
    Tamron Co., Ltd...................................................    400   13,033
   #Tamura Corp.......................................................  4,000    9,376
  #*Teac Corp.........................................................  5,000    1,781
    TECHNO ASSOCIE Co., Ltd...........................................  1,800   15,422
    Tecmo Koei Holdings Co., Ltd......................................  3,000   23,472
    Teikoku Tsushin Kogyo Co., Ltd....................................  4,000    6,855
    Tekken Corp....................................................... 11,000   15,601
   #Temp Holdings Co., Ltd............................................  1,700   19,451
    Tenma Corp........................................................  2,000   18,947
    T-Gaia Corp.......................................................      6   12,257
    TKC Corp..........................................................  1,200   24,486
    TOA Corp.......................................................... 12,000   20,408
   #TOA ROAD Corp.....................................................  3,000    7,995
    Toagosei Co., Ltd................................................. 25,000   93,905
  #*Tobishima Corp....................................................  2,400    2,469
    TOC Co., Ltd......................................................  5,000   26,423
    Tocalo Co., Ltd...................................................  1,000   13,968
    Tochigi Bank, Ltd.................................................  7,000   22,460
    Toda Corp......................................................... 17,000   51,888
    Toei Co., Ltd.....................................................  5,000   23,600
    Toenec Corp.......................................................  3,000   15,992
    Toho Bank, Ltd.................................................... 14,000   43,056
    Toho Holdings Co., Ltd............................................  1,900   37,275
    Toho Titanium Co., Ltd............................................    900   10,221
    Toho Zinc Co., Ltd................................................  6,000   19,602
    Tohoku Bank, Ltd. (The)...........................................  8,000   11,596
    Tokai Carbon Co., Ltd............................................. 13,000   53,502
    TOKAI Holdings Corp...............................................  5,000   23,700
    Tokai Rika Co., Ltd...............................................    600    9,271
    Tokai Rubber Industries, Ltd......................................  2,700   29,288
    Tokai Tokyo Financial Holdings, Inc............................... 19,000   63,864
    Token Corp........................................................    170    7,418
  #*Toko, Inc.........................................................  8,000   20,908
    Tokushu Tokai Paper Co., Ltd......................................  5,189   13,061
  #*Tokuyama Corp..................................................... 20,000   44,550
   *Tokyo Dome Corp................................................... 16,000   46,323
    Tokyo Energy & Systems, Inc.......................................  2,000    9,800
   *Tokyo Kikai Seisakusho, Ltd.......................................  6,000    3,436
    Tokyo Ohka Kogyo Co., Ltd.........................................  2,700   56,845
    Tokyo Rakutenchi Co., Ltd.........................................  5,000   18,959
   #Tokyo Rope Manufacturing Co., Ltd.................................  4,000    6,270
    Tokyo Seimitsu Co., Ltd...........................................  1,700   26,413
    Tokyo Steel Manufacturing Co., Ltd................................  5,800   21,440
   *Tokyo Tatemono Co., Ltd........................................... 32,000  117,891
    Tokyo Tekko Co., Ltd..............................................  3,000    9,591
    Tokyo Theatres Co., Inc...........................................  6,000    7,963
    Tokyo Tomin Bank, Ltd.............................................  1,000    9,025
    Tokyotokeiba Co., Ltd.............................................  7,000    9,540
    Tokyu Community Corp..............................................  1,000   33,238
    Tokyu Construction Co., Ltd.......................................  5,880   11,161

                                     1276

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CONTINUED

                                                                       SHARES VALUE++
                                                                       ------ -------
JAPAN -- (Continued)
    Tokyu Livable, Inc................................................  1,800 $20,974
   #Tokyu Recreation Co., Ltd.........................................  3,000  17,214
    Toli Corp.........................................................  6,000  11,814
    Tomato Bank, Ltd..................................................  9,000  15,661
    Tomen Electronics Corp............................................    800  10,532
    TOMONY Holdings, Inc.............................................. 10,000  40,649
    Tomy Co., Ltd.....................................................  3,317  20,518
    Tonami Holdings Co., Ltd..........................................  3,000   6,307
   #Topcon Corp.......................................................  1,200   8,548
    Toppan Forms Co., Ltd.............................................  2,300  21,178
    Topre Corp........................................................  1,200  10,929
    Topy Industries, Ltd.............................................. 16,000  41,463
    Torishima Pump Manufacturing Co., Ltd.............................  2,000  19,142
    Toshiba Machine Co., Ltd..........................................  5,000  20,733
    Toshiba Plant Systems & Services Corp.............................  4,000  49,194
    Toshiba TEC Corp..................................................  8,000  29,425
    Tosho Printing Co., Ltd...........................................  5,000   8,210
    Totetsu Kogyo Co., Ltd............................................  3,000  38,123
    Tottori Bank, Ltd.................................................  6,000  10,977
    Touei Housing Corp................................................    900   9,352
    Towa Bank, Ltd.................................................... 10,000   9,923
    Towa Pharmaceutical Co., Ltd......................................    900  52,553
    Toyo Construction Co., Ltd........................................ 18,000  15,284
    Toyo Corp.........................................................  3,000  33,349
    Toyo Electric Manufacturing Co., Ltd..............................  5,000  15,211
    Toyo Engineering Corp............................................. 11,000  47,032
    Toyo Ink SC Holdings Co., Ltd..................................... 15,000  54,046
    Toyo Kanetsu K.K.................................................. 12,000  26,718
    Toyo Kohan Co., Ltd...............................................  3,000   9,729
    Toyo Securities Co., Ltd..........................................  5,000   8,508
    Toyo Tanso Co., Ltd...............................................    300   8,335
    Toyo Tire & Rubber Co., Ltd....................................... 11,205  33,341
    Toyobo Co., Ltd................................................... 30,000  37,821
    TPR Co., Ltd......................................................  2,100  30,196
    Transcosmos, Inc..................................................  1,100  14,947
    Trusco Nakayama Corp..............................................  1,400  27,025
    TS Tech Co., Ltd..................................................  2,200  35,361
    TSI Holdings Co., Ltd.............................................  4,825  30,024
    Tsubakimoto Chain Co..............................................  9,000  50,412
   #Tsugami Corp......................................................  5,000  32,345
    Tsukishima Kikai Co., Ltd.........................................  3,000  25,359
    Tsukuba Bank, Ltd. (The)..........................................  1,700   5,777
    Tsuruha Holdings, Inc.............................................    400  25,863
    Tsurumi Manufacturing Co., Ltd....................................  2,000  15,809
    Tsutsumi Jewelry Co., Ltd.........................................    800  18,763
    TV Asahi Corp.....................................................      3   4,726
    Ube Material Industries, Ltd......................................  6,000  12,294
    Uchida Yoko Co., Ltd..............................................  4,000  11,545
  #*Ulvac, Inc........................................................  1,900  14,747
    Uniden Corp.......................................................  2,000   4,737
    Union Tool Co.....................................................    400   5,921
    Unipres Corp......................................................    700  18,518
    United Arrows, Ltd................................................  1,200  31,421
   *Unitika, Ltd...................................................... 33,000  16,340
    U-Shin, Ltd.......................................................  2,000  12,516
    Valor Co., Ltd....................................................  2,000  32,574
    Vital KSK Holdings, Inc...........................................  2,800  27,629
    Wacom Co., Ltd....................................................     14  31,168
    Warabeya Nichiyo Co., Ltd.........................................  1,200  20,792
   #WATAMI Co., Ltd...................................................  1,400  30,787
    Wood One Co., Ltd.................................................  3,000   9,154

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CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
JAPAN -- (Continued)
    Xebio Co., Ltd....................................................  1,500 $    32,637
    Yachiyo Bank, Ltd. (The)..........................................    300       6,025
    Yamabiko Corp.....................................................    615       7,225
    Yamagata Bank, Ltd................................................ 11,000      44,837
   *Yamaichi Electronics Co., Ltd.....................................  1,600       3,022
    Yamanashi Chuo Bank, Ltd.......................................... 11,000      46,152
    Yamazen Co., Ltd..................................................  3,000      21,101
    Yaoko Co., Ltd....................................................    500      18,358
    Yasuda Warehouse Co., Ltd. (The)..................................  2,000      13,214
    Yellow Hat, Ltd...................................................  1,800      28,983
    Yodogawa Steel Works, Ltd.........................................  9,000      33,128
    Yokohama Reito Co., Ltd...........................................  3,000      23,537
    Yokowo Co., Ltd...................................................  1,700       9,072
    Yomeishu Seizo Co., Ltd...........................................  2,000      17,959
    Yomiuri Land Co., Ltd.............................................  3,000       9,487
    Yondenko Corp.....................................................  2,100       8,877
    Yonekyu Corp......................................................  2,000      18,721
    Yorozu Corp.......................................................  1,900      28,140
   #Yoshinoya Holdings Co., Ltd.......................................     23      30,647
   *Yuasa Trading Co., Ltd............................................ 18,000      33,546
    Yurtec Corp.......................................................  4,000      14,625
    Yusen Logistics Co., Ltd..........................................    600       6,838
    Yushiro Chemical Industry Co., Ltd................................  1,000       9,990
    Zenrin Co., Ltd...................................................  1,800      17,068
   #Zensho Co., Ltd...................................................  2,100      26,860
    ZERIA Pharmaceutical Co., Ltd.....................................  2,000      34,114
    Zuken, Inc........................................................  2,000      14,734
                                                                              -----------
TOTAL JAPAN...........................................................         19,391,400
                                                                              -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV............................................  5,881      92,872
    Accell Group NV...................................................  1,850      30,960
   *AFC Ajax NV.......................................................    864       7,440
  #*AMG Advanced Metallurgical Group NV...............................  1,768      14,460
   #APERAM NV.........................................................  3,029      41,525
    Arcadis NV........................................................  3,526      73,464
    ASM International NV..............................................  5,088     192,936
    BE Semiconductor Industries NV....................................  1,100       8,244
    Beter Bed Holding NV..............................................  1,357      24,397
   #BinckBank NV......................................................  3,663      24,329
    Brunel International NV...........................................  1,355      51,630
    CSM NV............................................................  4,554      68,023
    Delta Lloyd NV....................................................  3,004      39,173
    Exact Holding NV..................................................    619      12,635
   *Grontmij NV.......................................................  2,730       7,513
    Heijmans NV.......................................................    418       3,291
    Hunter Douglas NV.................................................    130       4,701
    KAS Bank NV.......................................................    488       4,204
    Kendrion NV.......................................................    133       2,647
   #Koninklijke Bam Groep NV.......................................... 16,807      44,021
    Koninklijke Ten Cate NV...........................................  1,992      46,574
    Koninklijke Wessanen NV...........................................  2,173       5,498
   *LBi International NV..............................................  4,923      16,035
    Macintosh Retail Group NV.........................................    944      10,028
    Mediq NV..........................................................  3,699      39,020
    Nutreco NV........................................................  4,330     310,899
  #*Ordina NV.........................................................  2,349       2,673
    PostNL NV......................................................... 28,821     117,203
   *Roto Smeets Group NV..............................................    354       4,214
    Royal Imtech NV...................................................  8,616     219,718
   *SBM Offshore NV...................................................  4,668      56,892


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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
NETHERLANDS -- (Continued)
    Sligro Food Group NV..............................................  1,176 $   27,182
  #*SNS Reaal Groep NV................................................ 15,156     18,615
    Telegraaf Media Groep NV..........................................  1,964     21,784
    TKH Group NV......................................................  2,994     60,441
  #*TomTom NV.........................................................  5,231     20,915
    Unit4 NV..........................................................  1,693     39,422
    USG People NV.....................................................  4,526     29,967
                                                                              ----------
TOTAL NETHERLANDS.....................................................         1,795,545
                                                                              ----------
NEW ZEALAND -- (0.8%)
    Air New Zealand, Ltd.............................................. 25,682     18,696
    Briscoe Group, Ltd................................................ 15,371     21,758
    Cavalier Corp., Ltd...............................................  8,600     11,331
   *Chorus, Ltd.......................................................  8,097     20,335
    Ebos Group, Ltd...................................................  1,630     10,115
   *Fisher & Paykel Appliances Holdings, Ltd.......................... 46,520     21,218
    Fisher & Paykel Healthcare Corp., Ltd............................. 31,547     48,601
    Freightways, Ltd..................................................  8,779     27,482
    Hallenstein Glasson Holdings, Ltd.................................  5,327     17,832
   *Heartland New Zealand, Ltd........................................  5,841      2,599
    Infratil, Ltd..................................................... 26,812     45,312
    Mainfreight, Ltd..................................................  3,992     30,100
    New Zealand Refining Co., Ltd..................................... 13,533     25,495
   #Nuplex Industries, Ltd............................................ 10,316     21,081
   *NZX, Ltd..........................................................  1,875      1,771
    Port of Tauranga, Ltd.............................................  7,100     65,387
   *Pumpkin Patch, Ltd................................................  7,400      5,439
   *Pyne Gould Guinness, Ltd.......................................... 10,577      2,649
    Ryman Healthcare, Ltd............................................. 20,343     60,170
    Sanford, Ltd......................................................  6,562     20,153
    Sky Network Television, Ltd....................................... 13,395     53,875
    SKYCITY Entertainment Group, Ltd.................................. 36,975    106,347
    Steel & Tube Holdings, Ltd........................................  5,579      9,654
    Tower, Ltd........................................................ 11,085     15,226
   #TrustPower, Ltd...................................................  4,827     30,164
    Vector, Ltd....................................................... 15,602     35,056
    Warehouse Group, Ltd..............................................  5,475     11,495
                                                                              ----------
TOTAL NEW ZEALAND.....................................................           739,341
                                                                              ----------
NORWAY -- (0.9%)
   *Acta Holding ASA..................................................  5,000        838
   *Algeta ASA........................................................    913     24,897
   *Archer, Ltd.......................................................  6,888     12,088
    Atea ASA..........................................................  5,000     41,790
    Austevoll Seafood ASA.............................................  5,800     23,967
   #BW Offshore, Ltd.................................................. 18,600     17,050
   *BWG Homes ASA.....................................................  7,338     14,764
    Cermaq ASA........................................................  3,800     44,995
   *Clavis Pharma ASA.................................................  1,911     18,587
    Copeinca ASA......................................................    970      6,744
  #*DOF ASA...........................................................  2,500     11,762
    Ekornes ASA.......................................................  1,600     22,403
   *Electromagnetic GeoServices ASA...................................  4,467     10,080
    EVRY ASA..........................................................  3,410      5,431
    Farstad Shipping ASA..............................................    800     19,950
  #*Frontline, Ltd....................................................  1,361      5,144
    Ganger Rolf ASA...................................................  1,960     36,361
    Golden Ocean Group, Ltd........................................... 12,836      9,527
  #*Kongsberg Automotive Holding ASA.................................. 11,000      2,882
    Kvaerner ASA...................................................... 10,879     25,144
    Leroey Seafood Group ASA..........................................    658     11,215

                                     1279

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
NORWAY -- (Continued)
  #*Nordic Semiconductor ASA..........................................  10,897 $ 27,928
   *Norse Energy Corp. ASA............................................   1,501      644
  #*Norske Skogindustrier ASA Series A................................   7,000    4,764
   *Northland Resources SA............................................     200      170
   *Norwegian Air Shuttle ASA.........................................   1,507   27,011
   *Norwegian Energy Co. ASA..........................................   1,598    1,450
    Odfjell ASA Series A..............................................   1,000    4,795
    Opera Software ASA................................................   2,277   15,639
   *Panoro Energy ASA.................................................   1,501      894
   *Pronova BioPharma AS..............................................   6,795   10,506
    Prosafe ASA.......................................................   3,040   22,189
  #*Sevan Marine ASA..................................................   1,337    3,009
   *Siem Offshore, Inc. ASA...........................................   9,787   14,829
   #Solstad Offshore ASA..............................................   1,000   14,631
   *Songa Offshore SE.................................................  10,265   24,509
    SpareBanken 1 SMN.................................................   8,076   42,507
    Stolt-Nielsen, Ltd................................................     548    9,650
   *Storebrand ASA....................................................   3,030   11,521
    Tomra Systems ASA.................................................  14,102  110,754
   *TTS Marine ASA....................................................   1,100    3,097
    Veidekke ASA......................................................   4,900   34,167
    Wilh Wilhelmsen Holding ASA.......................................   2,050   51,141
                                                                               --------
TOTAL NORWAY..........................................................          801,424
                                                                               --------
PORTUGAL -- (0.4%)
    Altri SGPS SA.....................................................   7,954   11,040
  #*Banco BPI SA......................................................  16,849   10,392
  #*Banco Comercial Portugues SA...................................... 105,920   12,241
   *Banco Espirito Santo SA...........................................  94,622   58,175
  #*Brisa Auto-Estradas de Portugal SA................................  19,921   67,095
   *Impresa SGPS SA...................................................   6,108    2,700
    Mota-Engil SGPS SA................................................   4,552    5,710
    Portucel-Empresa Produtora de Pasta de Papel SA...................  20,700   50,785
    Redes Energeticas Nacionais SA....................................  15,049   37,186
    Sociedade de Investimento e Gestao SGPS SA........................   6,200   38,116
   *Sonae Industria SGPS SA...........................................   2,500    1,585
   #Sonae SGPS SA.....................................................  53,752   28,463
    Sonaecom SGPS SA..................................................   8,301   12,454
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..   7,743   19,618
                                                                               --------
TOTAL PORTUGAL........................................................          355,560
                                                                               --------
SINGAPORE -- (1.6%)
   *Banyan Tree Holdings, Ltd.........................................   7,000    3,249
  #*Biosensors International Group, Ltd...............................  38,000   37,388
    Boustead Singapore, Ltd...........................................  22,000   17,214
    Bukit Sembawang Estates, Ltd......................................   7,500   28,278
   *Bund Center Investment, Ltd....................................... 108,000   15,119
    Cerebos Pacific, Ltd..............................................  15,000   64,971
    CH Offshore, Ltd..................................................  17,400    5,575
    China Aviation Oil Singapore Corp., Ltd...........................   8,000    6,350
    Chuan Hup Holdings, Ltd...........................................  87,000   15,678
   *Cosco Corp Singapore, Ltd.........................................  37,000   28,637
    Creative Technology, Ltd..........................................   2,650    7,232
    CSE Global, Ltd...................................................  20,000   13,684
    CWT, Ltd..........................................................  12,000   11,984
   *Delong Holdings, Ltd..............................................  17,000    4,397
    Ezion Holdings, Ltd...............................................  44,000   33,172
  #*Ezra Holdings, Ltd................................................  49,600   39,177
   *Falcon Energy Group, Ltd..........................................  21,000    3,863
   #Fragrance Group, Ltd..............................................  41,000   16,407
    GK Goh Holdings, Ltd..............................................  17,000    9,930

                                     1280

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SINGAPORE -- (Continued)
    GMG Global, Ltd................................................... 275,000 $   26,207
    Goodpack, Ltd.....................................................  14,000     19,412
    GuocoLand, Ltd....................................................   2,000      2,666
    GuocoLeisure, Ltd.................................................  12,000      5,518
    Hi-P International, Ltd...........................................  23,000     13,580
    Ho Bee Investment, Ltd............................................  14,000     13,961
   *Hong Fok Corp., Ltd...............................................  49,200     18,701
    Hong Leong Asia, Ltd..............................................   8,000     10,930
    Hotel Grand Central, Ltd..........................................  32,939     20,848
    Hotel Properties, Ltd.............................................  17,200     30,682
    Hwa Hong Corp., Ltd...............................................  59,000     17,739
   #Hyflux, Ltd.......................................................  45,500     50,562
   *Indofood Agri Resources, Ltd......................................  28,000     31,118
   *Jaya Holdings, Ltd................................................  22,000      9,826
    K1 Ventures, Ltd.................................................. 120,000     12,900
    Lafe Corp., Ltd...................................................  39,200      2,223
   *LionGold Corp., Ltd...............................................  19,000     19,365
    M1, Ltd...........................................................  17,000     34,506
  #*Manhattan Resources, Ltd..........................................  23,000     11,686
    Metro Holdings, Ltd...............................................  49,200     32,520
    Midas Holdings, Ltd...............................................  21,000      6,123
   *Oceanus Group, Ltd................................................  40,000      1,787
    Orchard Parade Holdings, Ltd......................................  11,239     19,077
    OSIM International, Ltd...........................................  18,000     17,567
   *Otto Marine, Ltd..................................................  48,000      3,572
    Pan Pacific Hotels Group, Ltd.....................................  37,500     60,224
    Petra Foods, Ltd..................................................  20,000     38,439
   #Raffles Education Corp., Ltd......................................  41,000     12,935
    Raffles Medical Group, Ltd........................................   9,000     17,899
    Rotary Engineering, Ltd...........................................  17,000      6,925
  #*Sakari Resources, Ltd.............................................  41,000     42,880
    SBS Transit, Ltd..................................................  23,000     28,450
    SC Global Developments, Ltd.......................................   8,000      6,219
    Sinarmas Land, Ltd................................................ 108,000     21,972
    Singapore Post, Ltd...............................................  61,000     51,437
    Stamford Land Corp., Ltd..........................................  12,000      5,246
   *STX OSV Holdings, Ltd.............................................  20,000     25,116
  #*Sunvic Chemical Holdings, Ltd.....................................  40,000      9,882
    Super Group, Ltd..................................................  13,000     20,893
  #*Swiber Holdings, Ltd..............................................  10,000      4,665
    Tat Hong Holdings, Ltd............................................  17,000     13,443
   *Tiger Airways Holdings, Ltd.......................................  26,000     14,539
    Tuan Sing Holdings, Ltd...........................................  44,628     10,139
    United Engineers, Ltd.............................................  11,000     20,089
    UOB-Kay Hian Holdings, Ltd........................................  30,000     39,005
    Venture Corp., Ltd................................................  12,000     71,770
    WBL Corp., Ltd....................................................  22,000     59,836
    Wheelock Properties, Ltd..........................................  20,000     29,110
    Wing Tai Holdings, Ltd............................................  22,970     25,966
    Yongnam Holdings, Ltd.............................................  70,000     12,915
                                                                               ----------
TOTAL SINGAPORE.......................................................          1,445,375
                                                                               ----------
SPAIN -- (1.6%)
    Abengoa SA........................................................   2,121     28,091
    Adveo Group International SA......................................     733      8,017
  #*Almirall SA.......................................................   3,562     27,504
   *Amper SA..........................................................   1,760      4,294
    Antena 3 de Television SA.........................................   3,640     13,563
   *Azkoyen SA........................................................   2,184      3,648
   #Banco Popular Espanol SA..........................................   9,481     17,790
    Bankinter SA......................................................  16,648     53,660

                                     1281

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SPAIN -- (Continued)
   *Baron de Ley SA...................................................     67 $    3,267
    Bolsas y Mercados Espanoles SA....................................  4,485     87,828
    Campofrio Food Group SA...........................................  1,577     11,341
   *Cementos Portland Valderrivas SA..................................  1,167      5,584
   *Codere SA.........................................................    767      3,017
    Construcciones y Auxiliar de Ferrocarriles SA.....................    137     61,376
   *Deoleo SA.........................................................  8,137      3,147
    Duro Felguera SA..................................................  2,827     15,565
    Ebro Foods SA.....................................................  8,430    132,243
    Elecnor SA........................................................  1,707     19,117
    Ence Energia y Celulosa SA........................................  9,190     19,154
   *Ercros SA.........................................................  3,027      1,561
    Faes Farma SA.....................................................  7,901     13,298
    Fomento de Construcciones y Contratas SA..........................  1,855     18,853
    Gamesa Corp Tecnologica SA........................................  8,665     13,050
    Grupo Catalana Occidente SA.......................................  3,722     45,625
   *Grupo Ezentis SA.................................................. 13,800      2,426
    Iberpapel Gestion SA..............................................    936     14,937
   #Indra Sistemas SA.................................................  8,172     72,287
   *Inmobiliaria Colonial SA..........................................     25         30
  #*Jazztel P.L.C..................................................... 11,098     57,093
   *La Seda de Barcelona SA...........................................  2,290      2,001
    Mediaset Espana Comunicacion SA................................... 12,622     62,892
    Melia Hotels International SA.....................................  4,123     23,282
    Miquel y Costas & Miquel SA.......................................    740     18,916
   *Natraceutical SA.................................................. 15,014      2,284
   *NH Hoteles SA.....................................................  5,825     14,553
    Obrascon Huarte Lain SA...........................................  3,014     59,122
    Papeles y Cartones de Europa SA...................................  2,697      5,842
    Pescanova SA......................................................    718     12,332
   *Promotora de Informaciones SA Series A............................ 12,732      5,540
    Prosegur Cia de Seguridad SA...................................... 22,000    101,014
   *Realia Business SA................................................  4,187      2,076
  #*Sacyr Vallehermoso SA.............................................  7,012     11,156
   *Service Point Solutions SA........................................  7,818      1,231
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA....  4,714      3,815
    Tecnicas Reunidas SA..............................................  1,472     61,997
   *Tubacex SA........................................................  5,465     10,323
    Tubos Reunidos SA.................................................  8,287     15,760
    Vidrala SA........................................................  1,160     27,661
    Viscofan SA.......................................................  4,280    196,016
  #*Zeltia SA......................................................... 12,166     18,474
                                                                              ----------
TOTAL SPAIN...........................................................         1,413,653
                                                                              ----------
SWEDEN -- (3.3%)
   #Aarhuskarlshamn AB................................................  1,961     63,749
  #*Active Biotech AB.................................................  1,480     10,682
    AddTech AB Series B...............................................  2,500     64,941
    AF AB Series B....................................................  2,682     51,202
   *Alliance Oil Co., Ltd. SDR........................................  3,204     29,772
   *Angler Gaming P.L.C...............................................  3,029        980
   *Anoto Group AB....................................................  7,000      2,672
   *Atrium Ljungberg AB Series B......................................    798      9,627
    Avanza Bank Holding AB............................................  1,713     32,822
    Axfood AB.........................................................  1,800     63,701
   #Axis Communications AB............................................  2,100     53,736
    B&B Tools AB Series B.............................................  2,500     19,148
    BE Group AB.......................................................  2,600      6,556
    Beijer Alma AB....................................................  1,700     30,549
   *Betsson AB........................................................  3,029     87,495
    Bilia AB Series A.................................................  2,065     24,356


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CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
SWEDEN -- (Continued)
    Billerud AB.......................................................  7,246 $ 64,496
    BioGaia AB Series B...............................................  1,689   43,798
    Bure Equity AB....................................................  1,767    5,767
    Cantena AB........................................................  1,487   10,815
    Castellum AB......................................................  9,367  125,487
   *CDON Group AB.....................................................  5,438   32,288
    Clas Ohlson AB Series B...........................................  2,530   38,320
   *Cloetta AB........................................................    960    2,219
   #Concentric AB.....................................................  3,360   24,126
    Duni AB...........................................................    668    5,172
  #*Eniro AB..........................................................    744      878
    Fabege AB.........................................................  8,688   75,158
   *Fastighets AB Balder Series B.....................................  2,430   11,162
    G & L Beijer AB Series B..........................................  1,786   27,023
    Gunnebo AB........................................................  3,000   12,675
   #Hakon Invest AB...................................................  3,295   52,003
   #Haldex AB.........................................................  3,360   14,638
    Hexpol AB.........................................................  2,066   73,300
   *HIQ International AB..............................................  1,000    5,255
    Hoganas AB Series B...............................................  2,683   86,329
    Holmen AB Series B................................................  5,220  139,899
    Husqvarna AB Series A.............................................  2,965   14,979
    Husqvarna AB Series B............................................. 20,504  104,558
    Industrial & Financial Systems AB Series B........................  1,012   16,791
    Indutrade AB......................................................    490   13,197
    Intrum Justitia AB................................................  5,500   76,417
   #JM AB.............................................................  5,312  100,459
  #*KappAhl AB........................................................  2,000    1,658
    Klovern AB........................................................  1,714    6,153
    Kungsleden AB.....................................................  7,974   45,566
    Lagercrantz Group AB Series B.....................................  2,500   21,200
   #Lindab International AB...........................................  3,831   23,524
    Loomis AB Series B................................................  3,493   43,992
    Meda AB Series A..................................................  3,978   37,566
   *Medivir AB Series B...............................................    893    8,698
   #Mekonomen AB......................................................  1,400   39,993
   *Micronic Mydata AB................................................  2,400    4,537
    NCC AB Series B...................................................  8,486  158,894
   *Net Entertainment NE AB...........................................    546    6,174
  #*Net Insight AB Series B........................................... 11,409    2,848
   #New Wave Group AB Series B........................................  2,000    7,960
   #NIBE Industrier AB Series B.......................................  4,215   57,650
  #*Nobia AB..........................................................  8,067   28,964
    Nolato AB Series B................................................  1,100   11,257
    Nordnet AB Series B...............................................  2,986    8,412
    Oriflame Cosmetics SA SDR.........................................  2,207   82,182
   *PA Resources AB...................................................  9,100    1,532
    Peab AB Series B.................................................. 14,480   67,823
    Proffice AB Series B..............................................  2,061    6,501
   *Rezidor Hotel Group AB............................................  3,516   11,809
    Saab AB Series B..................................................  3,366   56,180
  #*SAS AB............................................................  7,999    7,038
   *Securitas AB Series B.............................................  4,848   39,345
    Skistar AB........................................................  1,500   16,861
   #SSAB AB Series A.................................................. 10,488   85,905
    SSAB AB Series B..................................................  5,703   40,983
    Sweco AB Series B.................................................  1,500   16,734
   *Swedish Orphan Biovitrum AB.......................................  8,270   28,758
    Trelleborg AB Series B............................................ 14,007  144,045
    Unibet Group P.L.C. SDR...........................................  1,751   42,795
    Wallenstam AB Series B............................................  5,304   56,770

                                     1283

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB..........................................  3,900 $   56,499
                                                                              ----------
TOTAL SWEDEN..........................................................         3,006,003
                                                                              ----------
SWITZERLAND -- (4.0%)
    Acino Holding AG..................................................    184     20,990
   *AFG Arbonia-Forster Holding AG....................................    457      7,714
    Allreal Holding AG................................................    856    124,452
    AMS AG............................................................    575     46,713
    APG SGA SA........................................................     64     11,473
    Ascom Holding AG..................................................  1,474     10,822
   *Autoneum Holding AG...............................................    254     11,477
   #Bachem Holdings AG................................................    343     12,485
    Bank Coop AG......................................................    580     33,996
   *Bank Sarasin & Cie AG Series B....................................  2,000     55,028
    Banque Cantonale de Geneve SA.....................................     85     17,851
    Banque Privee Edmond de Rothschild SA.............................      1     17,749
   *Basilea Pharmaceutica AG..........................................    201     10,128
    Belimo Holdings AG................................................     34     59,285
    Bell AG...........................................................      6     11,660
    Bellevue Group AG.................................................    298      2,922
    Berner Kantonalbank AG............................................    278     70,672
   #BKW AG............................................................    405     12,309
   *Bobst Group AG....................................................    800     22,081
    Bossard Holding AG................................................     16      1,893
    Bucher Industries AG..............................................    416     71,038
    Burckhardt Compression Holding AG.................................    162     41,363
   *Charles Voegele Holding AG........................................    750     11,888
    Cie Financiere Tradition SA.......................................     66      3,724
    Clariant AG....................................................... 15,895    167,755
    Coltene Holding AG................................................    250      7,420
    Conzzeta AG.......................................................     27     49,026
    Daetwyler Holding AG..............................................    296     21,487
   *Dufry AG..........................................................    642     78,171
   #EFG International AG..............................................  3,568     24,479
    Emmi AG...........................................................    111     22,926
    EMS-Chemie Holding AG.............................................    279     54,853
    Energiedienst Holding AG..........................................  1,000     47,244
    Flughafen Zuerich AG..............................................    262     94,498
    Forbo Holding AG..................................................     82     46,888
    Galenica Holding AG...............................................    362    208,720
   *GAM Holding AG.................................................... 12,356    136,206
    Gategroup Holding AG..............................................  1,360     39,297
    George Fisher AG..................................................    300    103,951
    Gurit Holding AG..................................................     25     10,730
    Helvetia Holding AG...............................................    360    111,371
    Huber & Suhner AG.................................................    649     26,405
    Implenia AG.......................................................    654     20,738
    Inficon Holding AG................................................    149     29,060
    Intershop Holding AG..............................................     59     19,695
    Kaba Holding AG...................................................     90     32,955
   *Kardex AG.........................................................    430      7,934
    Komax Holding AG..................................................    205     15,166
    Kudelski SA.......................................................  1,700     14,096
   *Kuoni Reisen Holding AG Series B..................................    311     81,864
   #LEM Holding SA....................................................     42     21,417
   *Liechtensteinische Landesbank AG..................................    235      7,239
  #*Logitech International SA......................................... 10,861     96,148
    Lonza Group AG....................................................  2,765    124,713
    Luzerner Kantonalbank AG..........................................    200     66,347
    Metall Zug AG.....................................................     12     26,772
  #*Meyer Burger Technology AG........................................  2,858     37,575

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CONTINUED

                                                                       SHARES    VALUE++
                                                                       ------    -------
SWITZERLAND -- (Continued)
    Micronas Semiconductor Holding AG.................................    800 $    8,110
    Mobilezone Holding AG.............................................    827      8,341
    Mobimo Holding AG.................................................    291     67,165
    Nobel Biocare Holding AG..........................................  5,712     52,600
   *OC Oerlikon Corp. AG.............................................. 15,998    130,358
   #Panalpina Welttransport Holding AG................................    751     72,036
    Phoenix Mecano AG.................................................     50     24,932
    PSP Swiss Property AG.............................................    211     18,944
    PubliGroupe SA....................................................     72     10,037
    Rieters Holdings AG...............................................    254     33,506
    Romande Energie Holding SA........................................     27     29,245
    Schmolz & Bickenbach AG...........................................    246      1,053
    Schweiter Technologies AG.........................................     84     40,996
    Schweizerische National-Versicherungs-Gesellschaft AG.............    630     23,005
   *Siegfried Holding AG..............................................    100     11,597
    St. Galler Kantonalbank AG........................................    170     58,391
   #Straumann Holding AG..............................................    312     41,872
    Swiss Life Holding AG.............................................    792     75,557
    Swisslog Holding AG............................................... 16,104     14,963
    Swissquote Group Holding SA.......................................    538     14,622
    Tecan Group AG....................................................    607     42,178
  #*Temenos Group AG..................................................  3,482     46,062
   *Valartis Group AG.................................................    200      3,312
    Valiant Holding AG................................................    579     50,285
    Valora Holding AG.................................................    224     37,912
    Verwaltungs und Privat-Bank AG....................................    150     10,980
    Vetropack Holding AG..............................................      8     14,315
   *Von Roll Holding AG...............................................  1,435      2,903
    Vontobel Holdings AG..............................................  1,700     37,369
    Walliser Kantonalbank AG..........................................     12     10,692
   #Ypsomed Holdings AG...............................................    227     12,014
    Zehnder Group AG..................................................    480     28,448
   *Zug Estates Holding AG Class B....................................     12     15,979
    Zuger Kantonalbank AG.............................................      8     40,058
                                                                              ----------
TOTAL SWITZERLAND.....................................................         3,632,696
                                                                              ----------
UNITED KINGDOM -- (18.3%)
    A.G. Barr P.L.C...................................................  6,780     45,653
    Aberdeen Asset Management P.L.C................................... 38,814    156,888
    Aegis Group P.L.C................................................. 40,032    147,890
   *Afren P.L.C....................................................... 52,386    104,499
   *African Barrick Gold, Ltd.........................................  1,895     11,147
    Aga Rangemaster Group P.L.C.......................................  7,312      8,026
    Amlin P.L.C....................................................... 29,198    172,060
    Anglo Pacific Group P.L.C.........................................  9,858     34,870
    Anite P.L.C....................................................... 19,453     38,754
    Ashmore Group P.L.C............................................... 17,299     87,568
    Ashtead Group P.L.C............................................... 31,713    125,032
   *Assura Group, Ltd.................................................  3,461      1,732
    Aveva Group P.L.C.................................................  3,072     85,804
   *AZ Electronic Materials SA........................................  3,006     13,262
    Babcock International Group P.L.C................................. 19,735    264,977
    Balfour Beatty P.L.C.............................................. 37,590    170,312
   *Barratt Developments P.L.C........................................ 68,908    142,325
    BBA Aviation P.L.C................................................ 33,952     97,279
    Beazley P.L.C..................................................... 44,533    110,441
    Bellway P.L.C.....................................................  7,299     91,613
    Berendsen P.L.C................................................... 12,354     98,458
   *Berkeley Group Holdings P.L.C. (The)..............................  7,459    159,580
   *Betfair Group P.L.C...............................................  2,199     26,432
    Bloomsbury Publishing P.L.C.......................................  3,174      6,647

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CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C....................................................  14,936 $ 76,774
    Booker Group P.L.C................................................  30,016   43,203
    Bovis Homes Group P.L.C...........................................   9,037   63,741
    Brammer P.L.C.....................................................   3,029   10,700
    Brewin Dolphin Holdings P.L.C.....................................  18,429   43,320
    British Polythene Industries P.L.C................................   2,000   11,916
    Britvic P.L.C.....................................................  16,185   76,180
   *BTG P.L.C.........................................................  18,761  109,726
    Bwin.Party Digital Entertainment P.L.C............................  29,345   47,161
    Cable & Wireless Communications P.L.C............................. 111,598   54,815
   *Cairn Energy P.L.C................................................  13,593   60,826
    Cape P.L.C........................................................   6,374   29,562
    Capital & Counties Properties P.L.C...............................   4,420   14,510
   *Carclo P.L.C......................................................   2,176   14,964
    Carillion P.L.C...................................................  33,513  132,408
   *Carpetright P.L.C.................................................   4,000   36,624
    Castings P.L.C....................................................   4,744   23,803
    Catlin Group, Ltd.................................................  20,635  139,868
   *Centamin P.L.C....................................................  57,143   59,253
    Chemring Group P.L.C..............................................  11,470   51,856
    Chesnara P.L.C....................................................   3,745    9,588
    Cineworld Group P.L.C.............................................   4,511   15,827
    Clarkson P.L.C....................................................     317    6,357
    Close Brothers Group P.L.C........................................   9,621  112,143
    Cobham P.L.C......................................................  46,129  167,705
   *Colt Group SA.....................................................  14,255   25,022
    Communisis P.L.C..................................................   4,553    2,090
    Computacenter P.L.C...............................................   6,654   36,968
    Consort Medical P.L.C.............................................   1,360   14,593
    Cookson Group P.L.C...............................................  15,912  136,870
    Corin Group P.L.C.................................................   2,986    2,516
    Cranswick P.L.C...................................................   4,147   55,547
    Croda International P.L.C.........................................   1,982   72,896
    CSR P.L.C.........................................................  17,258   84,590
    Daily Mail & General Trust P.L.C. Series A........................  18,710  132,578
    Dairy Crest Group P.L.C...........................................  10,341   54,624
    De La Rue P.L.C...................................................   7,085  113,190
    Debenhams P.L.C...................................................  94,976  136,627
    Dechra Pharmaceuticals P.L.C......................................   1,901   14,605
    Development Securities P.L.C......................................   5,838   13,079
    Devro P.L.C.......................................................  13,974   65,218
    Dialight P.L.C....................................................   2,792   45,027
    Dignity P.L.C.....................................................   4,072   54,379
    Diploma P.L.C.....................................................  11,860   77,325
   *Dixons Retail P.L.C............................................... 189,834   47,074
    Domino Printing Sciences P.L.C....................................   6,574   56,812
    Domino's Pizza Group P.L.C........................................   4,695   37,872
    Drax Group P.L.C..................................................  21,957  163,271
    DS Smith P.L.C....................................................  70,253  164,768
    E2V Technologies P.L.C............................................   8,031   14,388
    easyJet P.L.C.....................................................  10,455   91,748
    Electrocomponents P.L.C...........................................  28,143   94,503
    Elementis P.L.C...................................................  27,807   91,412
   *EnQuest P.L.C.....................................................  53,104   93,557
   *Enterprise Inns P.L.C.............................................  26,524   23,864
    Euromoney Institutional Investor P.L.C............................   4,036   45,127
   *Exillon Energy P.L.C..............................................     423      641
    F&C Asset Management P.L.C........................................  30,246   41,654
    Fenner P.L.C......................................................  10,344   56,752
    Ferrexpo P.L.C....................................................  14,004   39,713
    Fidessa Group P.L.C...............................................   2,121   46,509

                                     1286

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                       SHARES  VALUE++
                                                                       ------  -------
UNITED KINGDOM -- (Continued)
    Filtrona P.L.C.................................................... 13,325 $ 96,926
   *Findel P.L.C...................................................... 40,971    1,936
    Firstgroup P.L.C.................................................. 30,515  106,547
    Fuller Smith & Turner P.L.C. Series A.............................  3,070   34,664
    Future P.L.C...................................................... 13,448    2,133
    Galliford Try P.L.C...............................................  2,925   27,974
    Games Workshop Group P.L.C........................................    510    4,733
   *Gem Diamonds, Ltd.................................................  5,200   16,032
    Genus P.L.C.......................................................  4,182   83,798
    Go-Ahead Group P.L.C..............................................  2,721   54,705
    Greencore Group P.L.C............................................. 13,794   16,327
    Greene King P.L.C................................................. 16,409  153,823
    Greggs P.L.C......................................................  6,400   51,572
    Halfords Group P.L.C.............................................. 18,086   58,141
    Halma P.L.C....................................................... 18,397  113,822
    Hargreaves Lansdown P.L.C.........................................  6,832   60,528
    Hays P.L.C........................................................ 70,323   82,615
    Headlam Group P.L.C...............................................  3,793   16,460
    Helical Bar P.L.C.................................................  4,115   12,701
   *Helphire P.L.C.................................................... 12,077      185
    Henderson Group P.L.C............................................. 38,295   58,472
    Henry Boot P.L.C..................................................  3,595    6,637
   *Heritage Oil P.L.C................................................ 10,769   20,767
    Hikma Pharmaceuticals P.L.C.......................................  7,919   86,238
    Hill & Smith Holdings P.L.C.......................................  7,437   35,174
    Hiscox, Ltd....................................................... 24,784  171,348
   *HMV Group P.L.C................................................... 23,197    1,241
    Hochschild Mining P.L.C...........................................  8,970   58,817
    Home Retail Group P.L.C........................................... 35,393   42,897
    Homeserve P.L.C................................................... 15,750   51,281
    Howden Joinery Group P.L.C........................................ 31,043   66,951
    Hunting P.L.C.....................................................  7,130   86,860
    Huntsworth P.L.C..................................................  6,947    4,885
    Hyder Consulting P.L.C............................................  2,034   12,408
    ICAP P.L.C........................................................ 11,306   56,284
    IG Group Holdings P.L.C........................................... 23,010  161,638
   *Imagination Technologies Group P.L.C.............................. 12,468   97,635
    IMI P.L.C.........................................................    676    8,683
    Inchcape P.L.C.................................................... 24,576  144,620
    Informa P.L.C..................................................... 32,634  188,853
    Inmarsat P.L.C.................................................... 17,911  137,726
   *Innovation Group P.L.C............................................ 50,130   14,330
    Intermediate Capital Group P.L.C..................................  5,754   23,370
   *International Ferro Metals, Ltd...................................  5,038    1,063
    International Personal Finance P.L.C.............................. 14,134   61,902
    Interserve P.L.C..................................................  9,249   47,057
    Invensys P.L.C.................................................... 17,280   65,044
   *IP Group P.L.C.................................................... 25,378   56,111
    ITE Group P.L.C................................................... 14,982   44,822
    James Fisher & Sons P.L.C.........................................  3,436   32,626
    Jardine Lloyd Thompson Group P.L.C................................  8,328   95,556
    JD Sports Fashion P.L.C...........................................    149    1,604
    JD Wetherspoon P.L.C..............................................  7,000   50,775
   *JKX Oil & Gas P.L.C...............................................  6,993    9,562
    John Menzies P.L.C................................................  3,000   29,433
    John Wood Group P.L.C............................................. 12,863  156,427
   *Johnston Press P.L.C.............................................. 34,674    2,713
    Jupiter Fund Management P.L.C..................................... 15,444   52,400
    KCOM Group P.L.C.................................................. 27,533   33,718
    Keller Group P.L.C................................................  3,959   28,859
    Kesa Electricals P.L.C............................................ 31,742   21,227

                                     1287

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
UNITED KINGDOM -- (Continued)
    Kier Group P.L.C..................................................   3,314 $ 65,801
   *Kofax P.L.C.......................................................   4,824   20,995
    Ladbrokes P.L.C...................................................  55,207  132,870
    Laird P.L.C.......................................................  23,635   80,217
    Lamprell P.L.C....................................................  11,550   14,260
    Lancashire Holdings, Ltd..........................................   9,699  118,757
    Lavendon Group P.L.C..............................................   4,142    7,612
   *Liontrust Asset Management P.L.C..................................   2,728    4,110
    Logica P.L.C...................................................... 104,847  171,513
    London Stock Exchange Group P.L.C.................................   7,398  112,124
    Lonmin P.L.C......................................................   3,866   42,115
    Lookers P.L.C.....................................................  10,547   10,783
    Low & Bonar P.L.C.................................................   7,500    7,033
    Macfarlane Group P.L.C............................................   6,000    1,787
   *Man Group P.L.C...................................................  12,117   15,094
    Management Consulting Group P.L.C.................................  25,424    9,548
    Marshalls P.L.C...................................................   7,675    9,852
    Marston's P.L.C...................................................  47,029   81,927
   *McBride P.L.C.....................................................   6,500   12,225
    Mears Group P.L.C.................................................   3,804   16,042
    Mecom Group P.L.C.................................................   3,550    3,831
    Meggitt P.L.C.....................................................  51,855  310,800
    Melrose P.L.C.....................................................  22,771   78,555
    Melrose Resources P.L.C...........................................   5,289    9,786
    Michael Page International P.L.C..................................  24,143  138,469
    Micro Focus International P.L.C...................................   9,112   76,473
    Millennium & Copthorne Hotels P.L.C...............................  11,039   82,706
   *Mitchells & Butlers P.L.C.........................................  13,334   54,378
    Mitie Group P.L.C.................................................  16,305   69,214
    Mondi P.L.C.......................................................  21,959  186,817
    Moneysupermarket.com Group P.L.C..................................  15,931   35,407
    Morgan Crucible Co. P.L.C.........................................  17,586   69,484
    Morgan Sindall Group P.L.C........................................   1,492   15,661
    Mothercare P.L.C..................................................   3,573   11,093
    N Brown Group P.L.C...............................................   9,038   37,190
    National Express Group P.L.C......................................  31,302  103,271
    NCC Group P.L.C...................................................   2,191   28,734
   *New World Resources P.L.C. Series A...............................   1,390    6,403
   *Northgate P.L.C...................................................   5,826   18,090
    Novae Group P.L.C.................................................     588    3,337
   *Ocado Group P.L.C.................................................   6,002    7,104
   *Oxford Biomedica P.L.C............................................  36,513    1,263
    Oxford Instruments P.L.C..........................................   4,604   90,328
    Pace P.L.C........................................................   9,002   21,323
    PayPoint P.L.C....................................................   3,824   41,858
   *Pendragon P.L.C...................................................  43,739   10,458
    Pennon Group P.L.C................................................  17,426  209,590
    Persimmon P.L.C...................................................  19,774  190,297
   *Petra Diamonds, Ltd...............................................   7,413   13,941
    Petropavlovsk P.L.C...............................................   9,472   63,956
    Phoenix Group Holdings P.L.C......................................     972    7,388
    Photo-Me International P.L.C......................................  11,000    6,349
    Premier Farnell P.L.C.............................................  16,635   46,248
   *Premier Foods P.L.C...............................................   9,217   10,369
   *Premier Oil P.L.C.................................................  22,888  137,913
    Provident Financial P.L.C.........................................   7,567  152,322
    Psion P.L.C.......................................................   6,000    8,192
   *Puma Brandenburg, Ltd. Class A....................................  11,089      866
   *Puma Brandenburg, Ltd. Class B....................................  11,089      361
   *Punch Taverns P.L.C...............................................  41,074    3,858
    PZ Cussons P.L.C..................................................  14,129   67,849

                                     1288

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                        SHARES  VALUE++
                                                                        ------  -------
UNITED KINGDOM -- (Continued)
    Qinetiq Group P.L.C...............................................  41,865 $109,669
    Rathbone Brothers P.L.C...........................................   3,114   62,889
   *Redrow P.L.C......................................................  11,802   23,064
    Regus P.L.C.......................................................  52,449   75,135
    Renishaw P.L.C....................................................   2,904   68,565
    Rentokil Initial P.L.C............................................ 112,929  127,122
    Restaurant Group P.L.C............................................   8,444   43,094
    Ricardo P.L.C.....................................................     432    2,373
    Rightmove P.L.C...................................................   5,294  123,560
    RM P.L.C..........................................................   5,970    7,033
    Rotork P.L.C......................................................   4,906  169,351
    RPC Group P.L.C...................................................  10,615   68,150
    RPS Group P.L.C...................................................  22,972   86,925
    Safestore Holdings P.L.C..........................................     153      242
   *Salamander Energy P.L.C...........................................  13,916   40,863
    Savills P.L.C.....................................................   8,041   46,448
    SDL P.L.C.........................................................   5,379   57,689
    Senior P.L.C......................................................  23,629   71,164
    Serco Group P.L.C.................................................   5,287   47,648
    Severfield-Rowen P.L.C............................................   1,808    4,288
    Shanks Group P.L.C................................................  24,540   30,110
    Shore Capital Group, Ltd..........................................   8,989    2,184
    SIG P.L.C.........................................................  42,547   62,515
    Smiths News P.L.C.................................................  10,824   19,427
   *SOCO International P.L.C..........................................  14,452   73,664
    Spectris P.L.C....................................................   7,333  177,313
    Speedy Hire P.L.C.................................................   3,396    1,272
    Spirax-Sarco Engineering P.L.C....................................   6,605  202,894
    Spirent Communications P.L.C......................................  42,716  110,350
    Spirit Pub Co. P.L.C..............................................  41,074   33,179
   *Sports Direct International P.L.C.................................   4,035   18,200
    St. Ives Group P.L.C..............................................   3,000    3,383
    St. James's Place P.L.C...........................................  11,136   59,828
    St. Modwen Properties P.L.C.......................................  17,250   47,850
    Stagecoach Group P.L.C............................................  26,797  118,378
    Sthree P.L.C......................................................  10,382   46,849
   *SuperGroup P.L.C..................................................       3       20
    Synergy Health P.L.C..............................................   4,624   65,331
    T. Clarke P.L.C...................................................   3,989    2,935
    TalkTalk Telecom Group P.L.C......................................  17,917   48,692
   *Talvivaara Mining Co. P.L.C.......................................   3,246    7,601
    Taylor Wimpey P.L.C............................................... 232,583  160,504
    Ted Baker P.L.C...................................................   1,617   22,422
   *Telecity Group P.L.C..............................................   9,066  121,645
    Telecom Plus P.L.C................................................   3,672   45,989
    Thomas Cook Group P.L.C...........................................  22,031    5,768
    Topps Tiles P.L.C.................................................   5,775    3,978
    Travis Perkins P.L.C..............................................  15,705  247,514
   *Trinity Mirror P.L.C..............................................   7,569    3,142
    TT electronics P.L.C..............................................   6,965   16,134
    TUI Travel P.L.C..................................................  15,419   44,034
    Tullett Prebon P.L.C..............................................  18,538   79,110
    UBM P.L.C.........................................................  16,744  167,796
   *UK Coal P.L.C.....................................................  11,316    1,488
    Ultra Electronics Holdings P.L.C..................................   4,135   94,984
    Unite Group P.L.C.................................................   8,400   27,847
    UTV Media P.L.C...................................................   2,430    5,136
   *Vectura Group P.L.C...............................................  20,878   22,555
    Victrex P.L.C.....................................................   5,030   99,835
    Vitec Group P.L.C. (The)..........................................   2,000   19,568
    Volex P.L.C.......................................................   1,125    4,115

                                     1289

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE++
                                                                       ------     -------
UNITED KINGDOM -- (Continued)
    WH Smith P.L.C....................................................  9,800 $    84,469
    William Hill P.L.C................................................ 60,312     296,426
    Wilmington Group P.L.C............................................  6,879      10,481
   *Wincanton P.L.C...................................................  5,790       3,627
   *Wolfson Microelectronics P.L.C....................................  7,866      24,854
    WS Atkins P.L.C...................................................  6,133      70,975
    WSP Group P.L.C...................................................  4,191      28,517
    Xaar P.L.C........................................................  5,758      21,083
   *Xchanging P.L.C...................................................  4,936       7,495
  #*Yell Group P.L.C.................................................. 66,488       1,351
    Yule Catto & Co. P.L.C............................................ 17,421      38,233
                                                                              -----------
TOTAL UNITED KINGDOM..................................................         16,699,643
                                                                              -----------
UNITED STATES -- (0.0%)
  #*Molycorp, Inc.....................................................    628      10,940
                                                                              -----------
TOTAL COMMON STOCKS...................................................         79,668,396
                                                                              -----------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
    Klovern AB........................................................     42         886
                                                                              -----------
RIGHTS/WARRANTS -- (0.2%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................................  3,842           5
   *Deceuninck NV STRIP VVPR..........................................  5,200           6
   *Elia System Operator SA STRIP VVPR................................    248          31
   *Nyrstar NV STRIP VVPR.............................................  1,442           4
   *Tessenderlo Chemie NV STRIP VVPR..................................    284          42
   *Umicore SA STRIP VVPR.............................................    125           1
                                                                              -----------
TOTAL BELGIUM.........................................................                 89
                                                                              -----------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 01/18/13.............................    433         194
                                                                              -----------
GREECE -- (0.0%)
   *Cyprus Popular Bank PCL Rights 06/29/12........................... 35,692          --
                                                                              -----------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12.............................  3,415          --
                                                                              -----------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12...................................... 16,849           8
                                                                              -----------
SPAIN -- (0.0%)
   *La Seda de Barcelona SA Rights 06/29/12...........................  2,290          28
   *Pescanova SA Rights 07/26/12......................................    718           9
                                                                              -----------
TOTAL SPAIN...........................................................                 37
                                                                              -----------
UNITED KINGDOM -- (0.2%)
   *Melrose P.L.C. FPR 07/31/12....................................... 45,542     157,514
                                                                              -----------
TOTAL RIGHTS/WARRANTS.................................................            157,842
                                                                              -----------

                                     1290

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                           (000)       VALUE+
                                                                          -------      ------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@DFA Short Term Investment Fund.................................... 10,000,000 $10,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,606,286) to be repurchased at $1,574,798..     $1,575   1,574,790
                                                                                  -----------
TOTAL SECURITIES LENDING COLLATERAL...................................             11,574,790
                                                                                  -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $102,327,340)^^...............................................            $91,401,914
                                                                                  ===========

                                     1291

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ------------------------------------------
                                       LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                      ---------- ----------- ------- -----------
Common Stocks
  Australia..........................         -- $ 5,508,913   --    $ 5,508,913
  Austria............................         --     715,322   --        715,322
  Belgium............................         --   1,037,049   --      1,037,049
  Canada............................. $8,538,685       1,904   --      8,540,589
  China..............................         --          --   --             --
  Denmark............................         --     929,756   --        929,756
  Finland............................         --   1,955,897   --      1,955,897
  France.............................         --   2,649,450   --      2,649,450
  Germany............................         --   3,589,672   --      3,589,672
  Greece.............................         --     403,204   --        403,204
  Hong Kong..........................         --   1,734,591   --      1,734,591
  Ireland............................         --     868,329   --        868,329
  Israel.............................         --     483,979   --        483,979
  Italy..............................         --   1,960,065   --      1,960,065
  Japan..............................         --  19,391,400   --     19,391,400
  Netherlands........................         --   1,795,545   --      1,795,545
  New Zealand........................         --     739,341   --        739,341
  Norway.............................        170     801,254   --        801,424
  Portugal...........................         --     355,560   --        355,560
  Singapore..........................         --   1,445,375   --      1,445,375
  Spain..............................         --   1,413,653   --      1,413,653
  Sweden.............................         --   3,006,003   --      3,006,003
  Switzerland........................         --   3,632,696   --      3,632,696
  United Kingdom.....................         --  16,699,643   --     16,699,643
  United States......................     10,940          --   --         10,940
Preferred Stocks
  Sweden.............................         --         886   --            886
Rights/Warrants
  Belgium............................         --          89   --             89
  Canada.............................         --         194   --            194
  Greece.............................         --          --   --             --
  Italy..............................         --          --   --             --
  Portugal...........................         --           8   --              8
  Spain..............................         --          37   --             37
  United Kingdom.....................         --     157,514   --        157,514
Securities Lending Collateral........         --  11,574,790   --     11,574,790
                                      ---------- -----------   --    -----------
TOTAL................................ $8,549,795 $82,852,119   --    $91,401,914
                                      ========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1292

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT      VALUE+
                                                                            ------      ------
                                                                            (000)
AGENCY OBLIGATIONS -- (28.2%)
Federal Home Loan Bank
     1.625%, 06/14/13...................................................... $  700 $   708,476
#    5.125%, 08/14/13......................................................  1,000   1,050,917
#    0.500%, 08/28/13......................................................  2,000   2,005,448
#    4.000%, 09/06/13......................................................  1,300   1,353,556
     0.340%, 12/18/13......................................................  1,800   1,801,719
     2.375%, 03/14/14......................................................  3,000   3,101,008
Federal Home Loan Mortgage Corporation
#    3.750%, 06/28/13......................................................  3,000   3,097,992
     4.500%, 07/15/13......................................................  2,300   2,394,592
     0.500%, 10/15/13......................................................    300     300,914
     0.375%, 10/30/13......................................................  6,800   6,820,767
     0.375%, 11/27/13......................................................  2,800   2,804,393
     0.625%, 12/23/13......................................................  2,000   2,008,990
Federal National Mortgage Association
#    3.875%, 07/12/13......................................................  1,500   1,552,431
     1.125%, 09/30/13......................................................  1,000   1,010,240
#    2.875%, 12/11/13......................................................  1,900   1,968,278
     0.750%, 12/18/13......................................................  2,100   2,115,026
     2.750%, 03/13/14......................................................  1,000   1,039,863
                                                                                   -----------
TOTAL AGENCY OBLIGATIONS...................................................         35,134,610
                                                                                   -----------
BONDS -- (55.8%)
Bank of New York Mellon Corp. (The) Floating Rate Note
(r)  0.725%, 01/31/14......................................................  1,175   1,178,139
Bank of Nova Scotia
     2.250%, 01/22/13......................................................    500     504,489
     2.375%, 12/17/13......................................................  2,500   2,560,576
Berkshire Hathaway Finance Corp.
     1.500%, 01/10/14......................................................    300     304,898
BNP Paribas SA
     2.125%, 12/21/12......................................................    500     502,679
Caisse d'Amortissement de la Dette Sociale
     1.250%, 07/11/14......................................................  1,000   1,009,000
Commonwealth Bank of Australia Floating Rate Note
(r)  1.218%, 06/14/13......................................................  1,000   1,004,963
(r)  1.705%, 01/17/14......................................................  1,000   1,013,213
Council of Europe Development Bank
     4.500%, 06/30/14......................................................    500     536,620

                                                                             FACE
                                                                            AMOUNT      VALUE+
                                                                            ------      ------
                                                                            (000)
Eksportfinans ASA Floating Rate Note
(r)  0.661%, 04/05/13...................................................... $  800 $   779,318
European Investment Bank
     1.250%, 02/14/14......................................................  2,000   2,023,260
     3.000%, 04/08/14......................................................    500     520,325
General Electric Capital Corp.
     2.100%, 01/07/14......................................................  1,250   1,271,605
     5.500%, 06/04/14......................................................    700     758,242
General Electric Capital Corp. Floating Rate Note
(r)  1.310%, 01/07/14......................................................    560     563,031
(r)  1.152%, 04/24/14......................................................    400     400,434
JPMorgan Chase & Co.
     1.650%, 09/30/13......................................................  2,100   2,118,367
JPMorgan Chase & Co. Floating Rate Note
(r)  1.252%, 01/24/14......................................................    800     803,461
Kingdom of Sweden
     1.000%, 06/03/14......................................................  1,000   1,013,100
Kommunalbanken AS
     1.000%, 06/16/14......................................................  1,000   1,007,680
Kreditanstalt fur Wiederaufbau
     1.375%, 01/13/14......................................................  2,000   2,028,740
     3.500%, 03/10/14......................................................    500     525,180
Landwirtschaftliche Rentenbank
     1.875%, 09/24/12......................................................  1,500   1,503,450
#    3.250%, 03/15/13......................................................  1,000   1,018,300
     2.250%, 03/11/14......................................................    400     411,332
Manitoba, Province of Canada
     1.375%, 04/28/14......................................................  1,200   1,222,340
National Australia Bank, Ltd. Floating Rate Note
(r)  1.647%, 01/30/14......................................................  1,000   1,008,572
(r)  1.617%, 02/14/14......................................................  2,000   2,016,710
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14......................................................  1,800   1,815,552
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  1.340%, 04/09/14......................................................  2,500   2,503,430
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14......................................................  2,000   2,021,820

                                     1293

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                                FACE
                                                                               AMOUNT           VALUE+
                                                                               ------           ------
                                                                                (000)
Ontario, Province of Canada
     3.500%, 07/15/13...................................................... $          700 $   720,713
     1.375%, 01/27/14......................................................          1,500   1,521,404
     4.100%, 06/16/14......................................................            400     426,868
Private Export Funding Corp.
     3.550%, 04/15/13......................................................          2,500   2,558,475
Quebec, Province of Canada
     4.875%, 05/05/14......................................................          2,000   2,155,800
Rabobank Nederland NV
     1.850%, 01/10/14......................................................          2,100   2,124,812
Rabobank Nederland NV Floating Rate Note
(r)  0.805%, 01/17/14......................................................          1,000     999,489
Royal Bank of Canada
     2.100%, 07/29/13......................................................          2,100   2,135,303
     1.125%, 01/15/14......................................................            300     302,928
Royal Bank of Canada Floating Rate Note
(r)  0.755%, 04/17/14......................................................            300     300,675
Sanofi-Aventis SA
     1.625%, 03/28/14......................................................          1,500   1,529,012
Svensk Exportkredit AB Floating Rate Note
(r)  0.618%, 03/23/14......................................................          1,000     994,127
Svenska Handelsbanken Floating Rate Note
(r)  0.918%, 03/18/13......................................................          1,000   1,001,702
(r)  0.967%, 08/30/13......................................................            500     501,026
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.628%, 07/26/13......................................................          2,165   2,168,468
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.557%, 05/13/13......................................................          1,700   1,700,675
(r)  0.835%, 01/17/14......................................................          1,200   1,206,048
Toyota Motor Credit Corp.
     1.375%, 08/12/13......................................................          2,000   2,020,868
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.855%, 01/17/14......................................................            500     501,716
Wal-Mart Stores, Inc.
     4.250%, 04/15/13......................................................            400     411,185
     4.550%, 05/01/13......................................................          1,500   1,547,834
     7.250%, 06/01/13......................................................          1,000   1,055,861
Wells Fargo & Co.
     4.375%, 01/31/13......................................................          2,700   2,752,758
Westpac Banking Corp.
     2.250%, 11/19/12......................................................            500     502,798
     2.100%, 08/02/13......................................................            500     507,928

                                                                                FACE
                                                                               AMOUNT           VALUE+
                                                                               ------           ------
                                                                                (000)
Westpac Banking Corp. Floating Rate Note
(r)  1.198%, 12/09/13...................................................... $          500 $   503,301
(r)  1.417%, 02/14/14......................................................          1,500   1,501,755
                                                                                           -----------
TOTAL BONDS................................................................                 69,602,355
                                                                                           -----------
COMMERCIAL PAPER -- (5.9%)
Banque et Caisse d'Epargne del'Etat
     0.430%, 09/14/12......................................................            700     699,773
BNP Paribas Finance, Inc.
     0.430%, 08/07/12......................................................          1,100   1,099,970
     0.500%, 10/25/12......................................................          1,000     999,118
Caisse d'Amortissement de la Dette Sociale
     0.350%, 08/01/12......................................................            500     499,998
     0.330%, 09/19/12......................................................          1,000     999,630
Caisse des Depots et Consignations
     0.360%, 08/07/12......................................................            600     599,984
     0.390%, 09/10/12......................................................          2,500   2,499,397
                                                                                           -----------
TOTAL COMMERCIAL PAPER.....................................................                  7,397,870
                                                                                           -----------

                                                                                    SHARES
                                                                                    ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..          251,254     251,254
                                                                                           -----------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                               -------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@ DFA Short Term Investment Fund........................................     12,285,309  12,285,309
   @ Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $103,001 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $103,310) to be repurchased at $100,001............................              $100     100,000
                                                                                           -----------
TOTAL SECURITIES LENDING COLLATERAL........................................                 12,385,309
                                                                                           -----------

                                     1294

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                             VALUE+
                                                                             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,476,602)^^............................................... $124,771,398
                                                                       ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Agency Obligations..................       -- $ 35,134,610   --    $ 35,134,610
Bonds...............................       --   69,602,355   --      69,602,355
Commercial Paper....................       --    7,397,870   --       7,397,870
Temporary Cash Investments.......... $251,254           --   --         251,254
Securities Lending Collateral.......       --   12,385,309   --      12,385,309
                                     -------- ------------   --    ------------
TOTAL............................... $251,254 $124,520,144   --    $124,771,398
                                     ======== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1295

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT^      VALUE+
                                                                             -------      ------
                                                                              (000)
BONDS -- (84.6%)
AUSTRALIA -- (3.3%)
National Australia Bank, Ltd.
(g)   5.375%, 12/08/14......................................................    700  $ 1,197,403
Westpac Banking Corp.
(u)   4.200%, 02/27/15......................................................  1,500    1,609,840
(u)   3.000%, 08/04/15......................................................  1,500    1,575,764
(u)   3.000%, 12/09/15......................................................    600      628,620
                                                                                     -----------
TOTAL AUSTRALIA.............................................................           5,011,627
                                                                                     -----------
AUSTRIA -- (4.2%)
Oesterreichische Kontrollbank AG
(u)   1.750%, 10/05/15......................................................  2,700    2,765,610
(u)   2.000%, 06/03/16......................................................  1,000    1,030,600
Republic of Austria
(u)   1.750%, 06/17/16......................................................  2,000    2,054,240
      4.000%, 09/15/16......................................................    400      560,455
                                                                                     -----------
TOTAL AUSTRIA...............................................................           6,410,905
                                                                                     -----------
CANADA -- (12.0%)
Bank of Nova Scotia
#(u)  2.900%, 03/29/16......................................................    500      525,771
#(u)  2.550%, 01/12/17......................................................  2,000    2,108,702
British Columbia, Province of Canada
(u)   2.100%, 05/18/16......................................................    700      738,780
#(u)  1.200%, 04/25/17......................................................  3,100    3,157,945
Manitoba, Province of Canada
(u)   1.300%, 04/03/17......................................................  1,000    1,022,400
Ontario, Province of Canada
(u)   5.450%, 04/27/16......................................................    500      583,950
#(u)  1.600%, 09/21/16......................................................  2,700    2,774,396
Royal Bank of Canada
(u)   2.625%, 12/15/15......................................................  2,700    2,855,018
(u)   2.875%, 04/19/16......................................................    700      742,767
Toronto-Dominion Bank (The)
#(u)  2.500%, 07/14/16......................................................  1,000    1,046,534
(u)   2.375%, 10/19/16......................................................  2,500    2,619,518
                                                                                     -----------
TOTAL CANADA................................................................          18,175,781
                                                                                     -----------
DENMARK -- (2.4%)
Kingdom of Denmark
      2.500%, 11/15/16...................................................... 20,000    3,649,711
                                                                                     -----------

                                                                              FACE
                                                                             AMOUNT^      VALUE+
                                                                             -------      ------
                                                                              (000)
FINLAND -- (5.1%)
Finnish Government
      1.875%, 04/15/17......................................................  3,100  $ 4,058,462
Municipality Finance P.L.C.
(u)   2.375%, 05/16/16......................................................  2,500    2,621,965
(u)   1.625%, 04/25/17......................................................  1,000    1,016,737
                                                                                     -----------
TOTAL FINLAND...............................................................           7,697,164
                                                                                     -----------
FRANCE -- (6.9%)
Caisse d'Amortissement de la Dette Sociale SA
(g)   2.250%, 12/07/15......................................................  2,000    3,234,830
France, Government of
      5.000%, 10/25/16......................................................  2,500    3,633,081
Total Capital International SA
(u)   1.550%, 06/28/17......................................................  1,500    1,525,134
Total Capital SA
#(u)  3.125%, 10/02/15......................................................  1,700    1,820,343
#(u)  2.300%, 03/15/16......................................................    227      237,150
                                                                                     -----------
TOTAL FRANCE................................................................          10,450,538
                                                                                     -----------
GERMANY -- (7.2%)
Bundesobligation............................................................
      1.250%, 10/14/16......................................................  1,000    1,284,224
Kreditanstalt fur Wiederaufbau..............................................
(g)   3.750%, 09/07/16......................................................    500      871,249
      4.125%, 07/04/17......................................................  1,800    2,580,575
Landeskreditbank Baden-Wuerttemberg Foerderbank.............................
(u)   2.250%, 07/15/16......................................................  2,300    2,402,396
Landwirtschaftliche Rentenbank..............................................
(u)   2.500%, 02/15/16......................................................    400      423,920
(u)   2.125%, 07/15/16......................................................  1,500    1,574,100
(g)   3.250%, 12/07/16......................................................  1,000    1,711,225
                                                                                     -----------
TOTAL GERMANY                                                                         10,847,689
                                                                                     -----------
JAPAN -- (2.2%)
Development Bank of Japan, Inc..............................................
#(u)  5.125%, 02/01/17......................................................  1,000    1,178,600
Japan Finance Corp..........................................................
(u)   2.250%, 07/13/16......................................................  2,000    2,108,706
                                                                                     -----------
TOTAL JAPAN.................................................................           3,287,306
                                                                                     -----------

                                     1296

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                                              FACE
                                                                             AMOUNT^       VALUE+
                                                                             -------       ------
                                                                              (000)
NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
(g)   2.375%, 12/23/15......................................................  1,000  $  1,632,749
(u)   2.500%, 01/11/16......................................................    500       518,400
(g)   5.250%, 02/26/16......................................................    400       714,120
(u)   5.250%, 01/31/17......................................................    800       921,936
Nederlandse Waterschapsbank NV
(u)   2.125%, 06/16/16......................................................  2,900     2,969,542
      3.000%, 07/12/16......................................................    500       663,826
Netherlands Government
      4.500%, 07/15/17......................................................  1,500     2,186,493
Rabobank Nederland NV
(g)   4.000%, 09/10/15......................................................  1,500     2,532,742
(u)   2.125%, 10/13/15......................................................  1,000     1,016,276
                                                                                     ------------
TOTAL NETHERLANDS...........................................................           13,156,084
                                                                                     ------------
NORWAY -- (0.6%)
Kommunalbanken AS
(u)   2.375%, 01/19/16......................................................    900       945,270
                                                                                     ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.5%)
African Development Bank
(u)   2.500%, 03/15/16......................................................  3,000     3,210,000
Council of Europe Development Bank
(u)   1.250%, 09/22/16......................................................    500       504,450
#(u)  1.500%, 02/22/17......................................................  3,500     3,551,100
European Financial Stability Facility
(e)   2.750%, 07/18/16......................................................  1,800     2,374,634
(e)   2.750%, 12/05/16......................................................  1,000     1,323,343
European Investment Bank
(g)   3.000%, 12/07/15......................................................  2,100     3,493,304
                                                                                     ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................................           14,456,831
                                                                                     ------------
SWEDEN -- (2.3%)
Svensk Exportkredit AB
(u)   1.750%, 10/20/15......................................................  3,400     3,473,780
                                                                                     ------------
UNITED KINGDOM -- (3.5%)
Barclays Bank P.L.C.
      1.500%, 04/04/17......................................................  1,000     1,613,464
United Kingdom Gilt
      4.000%, 09/07/16......................................................    300       540,246

                                                                              FACE
                                                                             AMOUNT^       VALUE+
                                                                             -------       ------
                                                                              (000)
UNITED KINGDOM -- (Continued)
      1.750%, 01/22/17......................................................  1,900  $  3,144,612
                                                                                     ------------
TOTAL UNITED KINGDOM........................................................            5,298,322
                                                                                     ------------
UNITED STATES -- (16.7%)
3M Co.
      1.375%, 09/29/16...................................................... $2,934     3,009,245
      1.000%, 06/26/17......................................................    200       201,465
Bank of New York Mellon Corp. (The)
      2.950%, 06/18/15......................................................  1,000     1,061,275
#     2.500%, 01/15/16......................................................    700       734,617
      2.300%, 07/28/16......................................................  1,600     1,658,350
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17......................................................  1,200     1,225,225
Berkshire Hathaway, Inc.
#     2.200%, 08/15/16......................................................  1,800     1,882,480
#     1.900%, 01/31/17......................................................    900       931,590
Colgate-Palmolive Co.
      1.300%, 01/15/17......................................................    600       612,109
General Electric Capital Corp.
      3.500%, 06/29/15......................................................  2,500     2,661,470
      2.250%, 11/09/15......................................................    500       514,491
      2.950%, 05/09/16......................................................    500       525,753
Google, Inc.
      2.125%, 05/19/16......................................................  2,780     2,930,534
Johnson & Johnson
      2.150%, 05/15/16......................................................  3,000     3,162,468
Procter & Gamble Co. (The)
      1.450%, 08/15/16......................................................  1,000     1,025,867
Toyota Motor Credit Corp.
#     2.800%, 01/11/16......................................................  3,000     3,214,746
                                                                                     ------------
TOTAL UNITED STATES.........................................................           25,351,685
                                                                                     ------------
TOTAL BONDS.................................................................          128,212,693
                                                                                     ------------
AGENCY OBLIGATIONS -- (4.8%)
Federal Home Loan Mortgage Corporation
      5.125%, 10/18/16......................................................  2,200     2,596,013
      1.250%, 05/12/17......................................................  1,700     1,734,610
Federal National Mortgage Association
#     1.250%, 01/30/17......................................................  1,700     1,736,366
      5.375%, 06/12/17......................................................  1,000     1,218,646
                                                                                     ------------
TOTAL AGENCY OBLIGATIONS....................................................            7,285,635
                                                                                     ------------

                                     1297

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)        VALUE+
                                                                              -------       ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund...................................     12,000,000 $ 12,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $4,222,627) to be repurchased at $4,139,852.. $        4,140    4,139,830
                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL...................................                  16,139,830
                                                                                      ------------

                                                                                            VALUE+
                                                                                            ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $149,008,309)^^...............................................                $151,638,158
                                                                                      ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             ------- ------------  ------- ------------
Bonds
  Australia.................................................   --    $  5,011,627    --    $  5,011,627
  Austria...................................................   --       6,410,905    --       6,410,905
  Canada....................................................   --      18,175,781    --      18,175,781
  Denmark...................................................   --       3,649,711    --       3,649,711
  Finland...................................................   --       7,697,164    --       7,697,164
  France....................................................   --      10,450,538    --      10,450,538
  Germany...................................................   --      10,847,689    --      10,847,689
  Japan.....................................................   --       3,287,306    --       3,287,306
  Netherlands...............................................   --      13,156,084    --      13,156,084
  Norway....................................................   --         945,270    --         945,270
  Supranational Organization Obligations....................   --      14,456,831    --      14,456,831
  Sweden....................................................   --       3,473,780    --       3,473,780
  United Kingdom............................................   --       5,298,322    --       5,298,322
  United States.............................................   --      25,351,685    --      25,351,685
Agency Obligations..........................................   --       7,285,635    --       7,285,635
Securities Lending Collateral...............................   --      16,139,830    --      16,139,830
Forward Currency Contracts**................................   --         (70,581)   --         (70,581)
                                                               --    ------------    --    ------------
TOTAL.......................................................   --    $151,567,577    --    $151,567,577
                                                               ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                                     1298

ORGANIZATION

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At
July 31, 2012, the Fund consists of sixty-six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's investment advisor is Dimensional Fund Advisors Inc. (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

   The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, and Dimensional Retirement Fixed Income Fund II are valued at their respective daily net asset value. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio and Dimensional Retirement Equity Fund II), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they ar principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity

                                     1299

Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFAIntermediate Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, and Dimensional Retirement Fixed Income Fund III (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap

                                     1300
contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts and are categorized as Level 2 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy table have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2012.

   2. Treasury Inflation-Protected Securities (TIPS): The DFA
Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio, and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and

                                     1301
the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At July 31, 2012, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 08/24/12   (8,927) Canadian Dollars         $ (8,797)   $ (8,897)      $(100)
 08/28/12   (2,635) UK Pound Sterling          (4,118)     (4,131)        (13)
 09/07/12     (377) Euro                         (464)       (464)         --
 09/07/12     (812) Euro                       (1,013)       (999)         14
 09/07/12   (3,319) Euro                       (4,151)     (4,086)         65
 09/07/12  (27,792) Euro                      (35,017)    (34,211)        806
                                             --------    --------       -----
                                             $(53,560)   $(52,788)      $ 772
                                             ========    ========       =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                           CONTRACT   VALUE AT     EXCHANGE
   DATE    AMOUNT**         CURRENCY           AMOUNT  JULY 31, 2012 GAIN (LOSS)
---------- --------- -----------------------  -------- ------------- -----------
 10/10/12      (615) Denmark Krone            $  (102)    $  (102)        --
 08/09/12     19,145 Japanese Yen                 245         241       $  4
 08/09/12   (25,407) Japanese Yen                (325)       (320)        (5)
 08/09/12  (133,958) Japanese Yen              (1,715)     (1,683)       (32)
 08/09/12   (37,955) Japanese Yen                (486)       (478)        (8)
 08/09/12         52 Swiss Franc                   53          54         (1)
 08/09/12      (468) Swiss Franc                 (479)       (505)        26
 08/09/12       (99) Swiss Franc                 (101)       (103)         2
 08/09/12      (153) Swiss Franc                 (157)       (157)        --
 08/09/12        200 Euro                         246         250         (4)
 08/09/12    (1,492) Euro                      (1,836)     (1,932)        96
 08/09/12      (263) Euro                        (323)       (327)         4
 08/09/12      (441) Euro                        (543)       (540)        (3)
 09/11/12    (7,008) Hong Kong Dollars           (904)       (904)        --
                                              -------     -------       ----
                                              $(6,427)    $(6,506)      $ 79
                                              =======     =======       ====

                                     1302

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                           UNREALIZED
                                                                             FOREIGN
SETTLEMENT  CURRENCY                              CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT**          CURRENCY             AMOUNT    JULY 31, 2012 GAIN (LOSS)
---------- ----------- -----------------------  -----------  ------------- -----------
 08/22/12        4,248 Canadian Dollars         $     4,183   $     4,235    $    52
 08/22/12    (124,913) Canadian Dollars            (122,415)     (124,494)    (2,079)
 08/24/12    (123,692) Canadian Dollars            (121,849)     (123,271)    (1,422)
 08/28/12     (38,232) Canadian Dollars             (37,690)      (38,098)      (408)
 08/28/12     (12,777) Canadian Dollars             (12,611)      (12,733)      (122)
 09/04/12     (58,042) Canadian Dollars             (56,987)      (57,831)      (844)
 09/04/12     (58,042) Canadian Dollars             (56,982)      (57,831)      (849)
 08/22/12    (418,245) Denmark Krone                (69,059)      (69,193)      (134)
 08/17/12  (6,244,640) Japanese Yen                 (78,728)      (79,946)    (1,218)
 08/24/12     (32,709) UK Pound Sterling            (51,089)      (51,281)      (192)
 08/17/12    (116,725) Euro                        (148,360)     (143,648)     4,712
 08/20/12     (10,502) Euro                         (13,329)      (12,925)       404
 08/20/12     (20,954) Euro                         (26,319)      (25,788)       531
 08/20/12     (32,147) Euro                         (40,454)      (39,563)       891
 08/20/12      (4,611) Euro                          (5,710)       (5,675)        35
 08/20/12      (5,074) Euro                          (6,337)       (6,245)        92
 08/20/12      (7,469) Euro                          (9,339)       (9,192)       147
 08/20/12     (10,534) Euro                         (13,165)      (12,964)       201
 08/20/12     (10,636) Euro                         (13,500)      (13,090)       410
 08/20/12     (17,858) Euro                         (22,467)      (21,978)       489
 08/21/12    (121,424) Euro                        (152,405)     (149,438)     2,967
 09/06/12    (112,998) Euro                        (141,014)     (139,096)     1,918
 09/06/12     (10,692) Euro                         (13,540)      (13,162)       378
 09/10/12       17,042 Euro                          20,691        20,979        288
 09/10/12    (122,538) Euro                        (152,642)     (150,846)     1,796
 09/11/12    (113,448) Euro                        (142,620)     (139,658)     2,962
 09/11/12     (19,157) Euro                         (23,899)      (23,583)       316
 09/11/12      (3,155) Euro                          (3,945)       (3,884)        61
 10/09/12     (28,949) Euro                         (35,691)      (35,651)        40
 10/09/12      (9,459) Euro                         (11,579)      (11,648)       (69)
 10/09/12     (11,625) Euro                         (14,320)      (14,317)         3
 10/09/12      (2,202) Euro                          (2,707)       (2,712)        (5)
 08/28/12     (13,257) New Zealand Dollars          (10,507)      (10,714)      (207)
                                                -----------   -----------    -------
                                                $(1,586,385)  $(1,575,241)   $11,144
                                                ===========   ===========    =======

                                     1303

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                       UNREALIZED
                                                                         FOREIGN
SETTLEMENT CURRENCY                            CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**         CURRENCY            AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- ------------------------  ---------  ------------- -----------
 08/28/12  (27,349) Canadian Dollar           $ (26,964)   $ (27,253)    $ (289)
 08/28/12  (15,854) UK Pound Sterling           (24,758)     (24,856)       (98)
 09/07/12     3,162 Euro                          3,978        3,893        (85)
 09/07/12   (3,425) Euro                         (4,209)      (4,216)        (7)
 09/07/12  (70,309) Euro                        (88,599)     (86,550)     2,049
                                              ---------    ---------     ------
                                              $(140,552)   $(138,982)    $1,570
                                              =========    =========     ======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                       UNREALIZED
                                                                         FOREIGN
SETTLEMENT CURRENCY                            CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**         CURRENCY            AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- --------- -----------------------  ---------  ------------- -----------
 08/31/12      9,000 Denmark Krone            $   1,488    $   1,489     $     1
 08/31/12  (621,726) Denmark Krone             (101,134)    (102,880)     (1,746)
 08/01/12     63,797 UK Pound Sterling          100,077      100,023         (54)
 08/01/12   (63,797) UK Pound Sterling          (99,084)    (100,023)       (939)
 08/02/12     64,502 UK Pound Sterling          101,201      101,128         (73)
 08/02/12   (64,502) UK Pound Sterling         (101,206)    (101,128)         78
 08/03/12     11,229 UK Pound Sterling           17,618       17,605         (13)
 08/03/12     62,102 UK Pound Sterling           97,227       97,366         139
 08/03/12   (73,331) UK Pound Sterling         (115,192)    (114,971)        221
 08/14/12     11,239 UK Pound Sterling           17,394       17,621         227
 08/14/12   (36,117) UK Pound Sterling          (56,111)     (56,626)       (515)
 08/14/12   (35,500) UK Pound Sterling          (55,152)     (55,658)       (506)
 08/17/12   (37,557) UK Pound Sterling          (58,281)     (58,883)       (602)
 08/17/12   (21,119) UK Pound Sterling          (32,731)     (33,112)       (381)
 08/23/12     23,728 UK Pound Sterling           36,955       37,201         246
 08/23/12    (8,747) UK Pound Sterling          (13,688)     (13,713)        (25)
 08/23/12   (71,175) UK Pound Sterling         (109,910)    (111,590)     (1,680)
 08/24/12     11,298 UK Pound Sterling           17,676       17,713          37
 08/24/12   (67,892) UK Pound Sterling         (105,034)    (106,443)     (1,409)
 08/29/12      3,544 UK Pound Sterling            5,558        5,556          (2)
 08/29/12   (65,662) UK Pound Sterling         (102,973)    (102,947)         26
 08/30/12   (63,174) UK Pound Sterling          (98,932)     (99,046)       (114)
 08/31/12   (63,029) UK Pound Sterling          (97,705)     (98,819)     (1,114)
 09/04/12   (62,473) UK Pound Sterling          (97,805)     (97,947)       (142)
 09/05/12   (63,797) UK Pound Sterling         (100,070)    (100,022)         48
 09/06/12   (63,264) UK Pound Sterling          (99,253)     (99,186)         67
 08/08/12   (20,120) Euro                       (25,306)     (24,758)        548
 08/08/12    (3,435) Euro                        (4,321)      (4,227)         94
 08/08/12   (17,620) Euro                       (21,802)     (21,682)        120
 08/08/12   (17,620) Euro                       (21,799)     (21,682)        117
 08/08/12   (10,204) Euro                       (12,977)     (12,556)        421
 08/08/12   (23,000) Euro                       (29,793)     (28,302)      1,491

                                     1304

                                                                        UNREALIZED
                                                                          FOREIGN
SETTLEMENT CURRENCY                            CONTRACT     VALUE AT     EXCHANGE
   DATE    AMOUNT**         CURRENCY            AMOUNT    JULY 31, 2012 GAIN (LOSS)
---------- --------- ----------------------  -----------  ------------- -----------
 08/08/12   (10,962) Euro                    $   (14,199)  $   (13,489)   $   710
 08/09/12  (110,922) Euro                       (143,681)     (136,494)     7,187
 08/16/12  (102,060) Euro                       (130,028)     (125,600)     4,428
 09/07/12  (107,288) Euro                       (135,209)     (132,069)     3,140
 09/10/12  (110,176) Euro                       (137,150)     (135,628)     1,522
 09/25/12   (24,765) Euro                        (30,987)      (30,492)       495
 09/25/12   (13,348) Euro                        (16,390)      (16,435)       (45)
 09/25/12   (29,463) Euro                        (36,095)      (36,276)      (181)
 09/25/12   (15,000) Euro                        (18,397)      (18,469)       (72)
 09/25/12   (14,112) Euro                        (17,307)      (17,375)       (68)
 09/25/12    (7,934) Euro                         (9,839)       (9,768)        71
 10/19/12   (21,214) Euro                        (26,067)      (26,129)       (62)
 10/19/12   (22,557) Euro                        (27,671)      (27,782)      (111)
 10/19/12   (32,807) Euro                        (39,610)      (40,407)      (797)
 10/19/12    (4,559) Euro                         (5,605)       (5,615)       (10)
 10/19/12    (9,769) Euro                        (11,883)      (12,032)      (149)
                                             -----------   -----------    -------
                                             $(1,965,183)  $(1,954,559)   $10,624
                                             ===========   ===========    =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                        UNREALIZED
                                                                          FOREIGN
SETTLEMENT CURRENCY                              CONTRACT   VALUE AT     EXCHANGE
   DATE    AMOUNT**           CURRENCY            AMOUNT  JULY 31, 2012 GAIN (LOSS)
---------- --------- --------------------------  -------- ------------- -----------
 08/13/12    (2,528) Canadian Dollars            $(2,520)    $(2,493)      $(27)
 08/13/12       (37) Canadian Dollars                (37)        (36)        (1)
 08/09/12        298 Denmark Krone                    49          49         --
 08/09/12        454 Denmark Krone                    75          76         (1)
 08/09/12    (1,790) Denmark Krone                  (296)       (303)         7
 08/09/12      (366) Denmark Krone                   (61)        (62)         1
 08/09/12    (1,031) Denmark Krone                  (170)       (176)         6
 08/09/12    (1,156) Denmark Krone                  (191)       (196)         5
 08/09/12      (478) Denmark Krone                   (79)        (79)        --
 08/09/12    (1,893) Denmark Krone                  (313)       (313)        --
 08/09/12      (303) Denmark Krone                   (50)        (49)        (1)
 08/09/12   (17,869) Denmark Krone                (2,955)     (3,122)       167
 08/09/12      (492) Denmark Krone                   (81)        (82)         1
 08/13/12      (216) Norwegian Krone                 (36)        (35)        (1)
 08/13/12   (17,822) Norwegian Krone              (2,955)     (2,950)        (5)
 08/09/12   (32,749) Japanese Yen                   (419)       (413)        (6)
 08/09/12   (19,233) Japanese Yen                   (246)       (240)        (6)
 08/09/12   (75,558) Japanese Yen                   (967)       (940)       (27)
 08/09/12   (20,781) Japanese Yen                   (266)       (262)        (4)
 08/09/12  (175,386) Japanese Yen                 (2,245)     (2,216)       (29)
 08/09/12   (17,453) Japanese Yen                   (223)       (222)        (1)

                                     1305

                                                                         UNREALIZED
                                                                           FOREIGN
SETTLEMENT  CURRENCY                             CONTRACT    VALUE AT     EXCHANGE
   DATE     AMOUNT**          CURRENCY            AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- ----------- -----------------------  ---------  ------------- -----------
 08/09/12     (20,057) Japanese Yen             $    (257)   $    (253)    $   (4)
 08/09/12     (20,291) Japanese Yen                  (260)        (254)        (6)
 08/09/12  (1,333,852) Japanese Yen               (17,075)     (16,699)      (376)
 08/13/12     (21,285) Swedish Krona               (3,128)      (3,054)       (74)
 08/13/12        (229) Swedish Krona                  (34)         (33)        (1)
 08/13/12        (140) UK Pound Sterling             (220)        (218)        (2)
 08/13/12     (10,573) UK Pound Sterling          (16,577)     (16,403)      (174)
 08/13/12        (646) UK Pound Sterling           (1,013)      (1,003)       (10)
 08/13/12        (528) UK Pound Sterling             (828)        (830)         2
 08/09/12          344 Euro                           423          430         (7)
 08/09/12        (464) Euro                          (571)        (583)        12
 08/09/12        (136) Euro                          (167)        (172)         5
 08/09/12        (526) Euro                          (647)        (661)        14
 08/09/12        (814) Euro                        (1,002)      (1,024)        22
 08/09/12        (641) Euro                          (788)        (797)         9
 08/09/12        (439) Euro                          (540)        (548)         8
 08/09/12        (597) Euro                          (735)        (729)        (6)
 08/09/12        (519) Euro                          (639)        (640)         1
 08/09/12        (658) Euro                          (810)        (809)        (1)
 08/09/12        (330) Euro                          (406)        (405)        (1)
 08/09/12        (623) Euro                          (767)        (752)       (15)
 08/09/12     (25,247) Euro                       (31,067)     (32,735)     1,668
 08/09/12        (570) Euro                          (702)        (733)        31
 08/09/12        (339) Euro                          (417)        (426)         9
 08/09/12        (236) Euro                          (291)        (303)        12
 08/09/12        (412) Euro                          (507)        (514)         7
 08/09/12        (664) Euro                          (817)        (822)         5
 08/10/12      (3,908) Singapore Dollars           (3,141)      (3,131)       (10)
 08/10/12         (52) Singapore Dollars              (42)         (41)        (1)
 08/10/12         (66) Singapore Dollars              (53)         (52)        (1)
 08/10/12        (615) Singapore Dollars             (494)        (482)       (12)
 08/13/12         (72) New Zealand Dollars            (58)         (57)        (1)
 08/13/12      (3,857) New Zealand Dollars         (3,121)      (3,088)       (33)
                                                ---------    ---------     ------
                                                $(100,737)   $(101,885)    $1,148
                                                =========    =========     ======

                                     1306

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 08/22/12       337 Euro                     $    421    $    414       $ (7)
 08/22/12  (23,755) Euro                      (29,517)    (29,236)       281
 08/22/12     (419) Euro                         (417)       (419)        (2)
 08/22/12     (369) Euro                         (368)       (369)        (1)
                                             --------    --------       ----
                                             $(29,881)   $(29,610)      $271
                                             ========    ========       ====

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 08/09/12      133  Euro                     $    164    $    162       $  2
 08/09/12      152  Euro                          188         191         (3)
 08/09/12      109  Euro                          134         137         (3)
 08/09/12  (2,037)  Euro                       (2,507)     (2,532)        25
 08/09/12  (3,177)  Euro                       (3,910)     (3,972)        62
 08/09/12    (189)  Euro                         (233)       (232)        (1)
 08/09/12    (182)  Euro                         (224)       (222)        (2)
 08/09/12    (226)  Euro                         (278)       (277)        (1)
 08/09/12    (223)  Euro                         (275)       (278)         3
 08/09/12  (5,109)  Euro                       (6,286)     (6,624)       338
                                             --------    --------       ----
                                             $(13,227)   $(13,647)      $420
                                             ========    ========       ====

DFA COMMODITY STRATEGY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 09/11/12   (1,038) Euro                     $ (1,278)   $ (1,276)     $   (2)
 09/11/12  (42,144) Euro                      (51,880)    (52,962)      1,082
                                             --------    --------      ------
                                             $(53,158)   $(54,238)     $1,080
                                             ========    ========      ======

VA GLOBAL BOND PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 08/15/12  (22,384) Denmark Krone            $ (3,702)   $ (3,707)      $   5
 08/15/12     1,630 UK Pound Sterling           2,556       2,516          40
 08/15/12   (1,060) UK Pound Sterling          (1,661)     (1,658)         (3)
 08/15/12  (13,942) UK Pound Sterling         (21,859)    (21,614)       (245)
 09/10/12     (522) Euro                         (643)       (657)         14
 09/10/12  (10,786) Euro                      (13,277)    (13,433)        156

                                     1307

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT CURRENCY                          CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**        CURRENCY           AMOUNT   JULY 31, 2012 GAIN (LOSS)
---------- -------- -----------------------  --------  ------------- -----------
 09/10/12   (3,888) Euro                     $ (4,787)   $ (4,749)      $(38)
 09/10/12     (129) Euro                         (158)       (158)        --
                                             --------    --------       ----
                                             $(43,531)   $(43,460)      $(71)
                                             ========    ========       ====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market

                                     1308
will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

   At July 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                          APPROXIMATE
                                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                           DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                    --------------------------- ---------- --------- -------- ----------- -----------

Enhanced U.S. Large Company
  Portfolio........................ S&P 500 Index(R)            09/21/2012    530    $182,135   $2,153          --
Selectively Hedged Global Equity
  Portfolio........................ S&P 500 EMini Index(R)      09/21/2012     17       1,168       74      $   60
U.S. Small Cap Value Portfolio..... Russell 2000 EMini Index(R) 09/21/2012    820      64,337     (131)      5,400

                                     1309

   At July 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED
DESCRIPTION                               DATE    CONTRACTS  VALUE   GAIN (LOSS)
-----------                            ---------- --------- -------- -----------

Brent Crude Futures                     10/16/12      2      $  207       --
CBT Wheat Futures                       12/18/12     13         587      $(8)
Coffee 'C' Futures                      12/31/12      3         199       (2)
Copper Futures                          09/28/12      7         598        4
Corn Futures                            12/18/12     17         684        5
Cotton No 2 Futures                     12/20/12      4         143        1
Gasoline RBOB Futures                   11/29/12      2         213       (3)
Gold 100oz Futures                      12/31/12      5         807        2
Heating Oil Futures                     11/29/12      2         241       (2)
Lean Hogs Futures                       10/16/12      5         161       (3)
Live Cattle Futures                     11/09/12      6         298       --
LME Nickel Futures                      09/19/12      2         190       (3)
LME Prime Aluminum Futures              09/19/12     10         469       (3)
LME Zinc Futures                        09/19/12      6         276       (3)
Natural Gas Futures                     04/30/13     27         983        5
Silver Futures                          12/31/12      2         280       --
Soybean Futures                         03/18/13     11         843       12
Soybean Oil Futures                     12/27/12      9         288        5
Sugar #11 Futures                       12/15/12     12         304       (1)
WTI Crude Futures                       05/31/13      8         724       (7)
                                                             ------      ---
                                                             $8,495      $(1)
                                                             ======      ===

   Securities have been segregated as collateral for open futures contracts.

   7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2012, the DFA Commodity Strategy Portfolio held $78,428,768 in the Subsidiary, representing 21.33% of DFA Commodity Strategy Portfolio's net assets.

   At July 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                  EXPIRATION            NOTIONAL  APPRECIATION
COUNTERPARTY                         DATE                AMOUNT  (DEPRECIATION)
------------                      ----------            -------- --------------

Citibank, N.A.                     08/31/12     USD     $148,522     $  812
Deutsche Bank AG, London Branch    08/31/12     USD      122,804        463
UBS AG                             08/31/12     USD       83,251        316
                                                        --------     ------
                                                        $354,577     $1,591
                                                        ========     ======

                                     1310

   8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio........................... $  191,763,380
U.S. Large Cap Value Portfolio..................................  6,100,715,831
U.S. Targeted Value Portfolio...................................  2,998,544,878
U.S. Small Cap Value Portfolio..................................  7,549,604,717
U.S. Core Equity 1 Portfolio....................................  4,570,083,468
U.S. Core Equity 2 Portfolio....................................  6,979,914,312
U.S. Vector Equity Portfolio....................................  2,144,918,367
U.S. Small Cap Portfolio........................................  4,843,757,508
U.S. Micro Cap Portfolio........................................  3,512,951,665
DFA Real Estate Securities Portfolio............................  3,229,011,748

                                     1311

Large Cap International Portfolio............................... $ 2,119,433,929
International Core Equity Portfolio.............................   7,313,747,751
International Small Company Portfolio...........................   6,121,390,034
Japanese Small Company Portfolio................................     345,013,199
Asia Pacific Small Company Portfolio............................     222,510,894
United Kingdom Small Company Portfolio..........................      24,189,439
Continental Small Company Portfolio.............................     121,055,513
DFA International Real Estate Securities Portfolio..............   1,443,550,367
DFA Global Real Estate Securities Portfolio.....................     965,544,016
DFA International Small Cap Value Portfolio.....................   9,738,896,057
International Vector Equity Portfolio...........................     560,927,844
World ex U.S. Value Portfolio...................................      55,012,780
Selectively Hedged Global Equity Portfolio......................      30,632,763
Emerging Markets Portfolio......................................   1,713,434,797
Emerging Markets Small Cap Portfolio............................   2,337,589,631
Emerging Markets Value Portfolio................................  16,342,083,478
Emerging Markets Core Equity Portfolio..........................   8,172,584,170
DFA Commodity Strategy Portfolio................................     334,408,978
DFA One-Year Fixed Income Portfolio.............................   7,361,010,942
DFA Two-Year Global Fixed Income Portfolio......................   4,845,208,682
DFA Selectively Hedged Global Fixed Income Portfolio............     815,868,986
DFA Short-Term Government Portfolio.............................   1,467,391,428
DFA Five-Year Global Fixed Income Portfolio.....................   6,123,238,324
DFA World ex U.S. Government Fixed Income Portfolio.............     100,705,031
DFA Intermediate Government Fixed Income Portfolio..............   2,575,179,075
DFA Short-Term Extended Quality Portfolio.......................   1,853,636,383
DFA Intermediate-Term Extended Quality Portfolio................     748,137,354
DFA Investment Grade Portfolio..................................     718,583,928
DFA Inflation-Protected Securities Portfolio....................   2,052,179,306
DFA Short-Term Municipal Bond Portfolio.........................   1,506,873,694
DFA Intermediate-Term Municipal Bond Portfolio..................      65,304,045
DFA California Short-Term Municipal Bond Portfolio..............     375,711,018
DFA California Intermediate-Term Municipal Bond Portfolio.......      49,325,872
CSTG&E U.S. Social Core Equity 2 Portfolio......................      87,654,155
CSTG&E International Social Core Equity Portfolio...............      91,515,001
Dimensional Retirement Equity Fund II...........................         192,827
Dimensional Retirement Fixed Income Fund II.....................         425,015
Dimensional Retirement Fixed Income Fund III....................           5,029
U.S. Social Core Equity 2 Portfolio.............................     243,510,256
U.S. Sustainability Core 1 Portfolio............................     174,781,740
International Sustainability Core 1 Portfolio...................     150,114,886
DFA International Value ex Tobacco Portfolio....................      70,732,509
Emerging Markets Social Core Equity Portfolio...................     398,551,103
Tax-Managed U.S. Marketwide Value Portfolio.....................   1,856,926,880
Tax-Managed U.S. Equity Portfolio...............................   1,102,748,148
Tax-Managed U.S. Targeted Value Portfolio.......................   2,124,549,332
Tax-Managed U.S. Small Cap Portfolio............................   1,185,352,837

                                     1312

T.A. U.S. Core Equity 2 Portfolio............................... $2,554,337,948
Tax-Managed DFA International Value Portfolio...................  2,073,370,835
T.A. World ex U.S. Core Equity Portfolio........................  1,136,609,411
LWAS/DFA International High Book to Market Portfolio............     64,230,021
VA U.S. Targeted Value Portfolio................................    112,737,503
VA U.S. Large Value Portfolio...................................    136,002,525
VA International Value Portfolio................................    123,008,568
VA International Small Portfolio................................    102,328,020
VA Short-Term Fixed Portfolio...................................    124,376,602
VA Global Bond Portfolio........................................    149,008,309

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series', The Tax-Managed U.S. Marketwide Value Series' and VA U.S. Large Value Portfolio's net asset value at this time.

   The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap

                                     1313

Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                                     1314

                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

                                     1315

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES         VALUE+
                                                                           ------         ------
COMMON STOCKS -- (93.8%)
Consumer Discretionary -- (15.6%)
   #Best Buy Co., Inc.................................................    238,090 $    4,307,048
   #Carnival Corp.....................................................  2,385,423     79,386,877
   #CBS Corp. Class A.................................................      7,236        243,853
    CBS Corp. Class B.................................................  2,426,130     81,178,310
   *Clear Channel Outdoor Holdings, Inc. Class A......................    133,188        673,931
    Comcast Corp. Class A............................................. 10,008,890    325,789,370
    Comcast Corp. Special Class A.....................................  3,843,964    122,737,771
   #D.R. Horton, Inc..................................................  1,448,033     25,528,822
    Dillard's, Inc. Class A...........................................    105,055      6,852,738
    Foot Locker, Inc..................................................    531,795     17,559,871
   #GameStop Corp. Class A............................................    610,703      9,783,462
   #Gannett Co., Inc..................................................    277,280      3,912,421
  #*General Motors Co.................................................  1,085,977     21,404,607
   *Harman International Industries, Inc..............................      1,861         75,091
  #*Hyatt Hotels Corp. Class A........................................     19,122        679,787
   #J.C. Penney Co., Inc..............................................  1,078,085     24,267,693
   #Lennar Corp. Class A..............................................    802,616     23,444,413
    Lennar Corp. Class B Voting.......................................      4,809        109,164
   *Liberty Interactive Corp. Class A.................................  2,989,665     55,996,425
   *Madison Square Garden Co. Class A (The)...........................      1,300         47,125
  #*MGM Resorts International.........................................  2,598,118     24,734,083
  #*Mohawk Industries, Inc............................................    389,317     25,862,328
   #News Corp. Class A................................................  8,332,375    191,811,273
   #News Corp. Class B................................................  3,247,295     75,304,771
  #*Orchard Supply Hardware Stores Corp. Class A......................     21,507        360,457
  #*Penn National Gaming, Inc.........................................    286,620     11,155,250
  #*PulteGroup, Inc...................................................     20,241        228,723
    PVH Corp..........................................................      9,028        717,094
   #Royal Caribbean Cruises, Ltd......................................  1,043,290     26,061,384
  #*Sears Holdings Corp...............................................    595,638     29,478,125
   #Service Corp. International.......................................    216,883      2,786,947
    Signet Jewelers, Ltd. ADR.........................................      3,656        160,572
   #Staples, Inc......................................................    696,416      8,872,340
    Time Warner Cable, Inc............................................  1,921,256    163,172,272
   #Time Warner, Inc..................................................  4,890,859    191,330,404
   *Toll Brothers, Inc................................................    912,316     26,612,258
   *TRW Automotive Holdings Corp......................................     12,039        473,133
   #Washington Post Co. Class B (The).................................     36,180     12,246,930
    Whirlpool Corp....................................................    213,025     14,391,969
   #Wyndham Worldwide Corp............................................    837,843     43,609,728
                                                                                  --------------
Total Consumer Discretionary..........................................             1,653,348,820
                                                                                  --------------
Consumer Staples -- (8.1%)
    Archer-Daniels-Midland Co.........................................  3,155,848     82,336,074
    Bunge, Ltd........................................................    534,748     35,170,376
   *Constellation Brands, Inc. Class A................................    933,566     26,335,897
   *Constellation Brands, Inc. Class B................................        153          4,348
    CVS Caremark Corp.................................................  5,892,805    266,649,426
    Fortune Brands, Inc...............................................    173,007     10,878,680
  #*Hillshire Brands Co...............................................     12,364        316,642
   #Ingredion, Inc....................................................      1,663         86,343
    J.M. Smucker Co. (The)............................................    567,540     43,587,072
    Kraft Foods, Inc. Class A.........................................  7,128,852    283,086,713
   #Molson Coors Brewing Co. Class B..................................    802,754     33,972,549
  #*Post Holdings, Inc................................................    104,591      3,095,894
  #*Ralcorp Holdings, Inc.............................................    218,241     13,022,440
   #Safeway, Inc......................................................  1,082,518     16,833,155
  #*Smithfield Foods, Inc.............................................    780,989     14,448,297

                                     1316

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES         VALUE+
                                                                           ------         ------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A.........................................  1,828,601 $   27,447,301
                                                                                  --------------
Total Consumer Staples................................................               857,271,207
                                                                                  --------------
Energy -- (17.9%)
    Anadarko Petroleum Corp...........................................  2,574,876    178,799,389
    Apache Corp.......................................................  1,167,128    100,513,063
   #Baker Hughes, Inc.................................................     27,157      1,257,912
   #Chesapeake Energy Corp............................................  3,267,150     61,487,763
    Chevron Corp......................................................  2,653,834    290,807,130
   #Cimarex Energy Co.................................................        390         22,109
    ConocoPhillips....................................................  5,646,741    307,408,580
   *Denbury Resources, Inc............................................  1,415,410     21,400,999
    Devon Energy Corp.................................................  1,094,855     64,727,828
   *EOG Resources, Inc................................................    147,042     14,411,586
   #Helmerich & Payne, Inc............................................    513,387     23,872,496
    Hess Corp.........................................................  1,567,373     73,917,311
    HollyFrontier Corp................................................     96,152      3,595,123
    Marathon Oil Corp.................................................  3,625,708     95,972,491
    Marathon Petroleum Corp...........................................  1,791,952     84,759,330
    Murphy Oil Corp...................................................    689,754     37,012,200
   *Nabors Industries, Ltd............................................  1,355,841     18,764,839
    National Oilwell Varco, Inc.......................................  1,627,065    117,636,800
    Noble Corp........................................................    509,612     18,855,644
    Noble Energy, Inc.................................................     13,727      1,200,152
   *Occidental Petroleum Corp.........................................     51,197      4,455,675
   #Patterson-UTI Energy, Inc.........................................    732,485     11,338,868
   *Phillips 66.......................................................  2,855,170    107,354,392
   #Pioneer Natural Resources Co......................................    517,832     45,895,450
   *Plains Exploration & Production Co................................    664,529     26,554,579
    QEP Resources, Inc................................................    431,083     12,945,422
  #*Rowan Cos. P.L.C..................................................    595,894     20,933,756
  #*Tesoro Corp.......................................................    605,336     16,737,540
    Tidewater, Inc....................................................    276,715     13,440,048
    Transocean, Ltd...................................................    446,815     20,924,346
   *Unit Corp.........................................................        100          3,976
   #Valero Energy Corp................................................  2,806,975     77,191,812
   *Weatherford International, Ltd....................................  1,009,406     12,163,342
   *Whiting Petroleum Corp............................................     67,650      2,733,060
                                                                                  --------------
Total Energy..........................................................             1,889,095,011
                                                                                  --------------
Financials -- (16.8%)
    Allied World Assurance Co. Holdings AG............................    188,355     14,207,618
    Allstate Corp. (The)..............................................  1,330,135     45,623,631
    Alterra Capital Holdings, Ltd.....................................     35,444        824,782
   *American Capital, Ltd.............................................    788,816      7,856,607
    American Financial Group, Inc.....................................    582,168     21,953,555
   *American International Group, Inc.................................    690,342     21,586,994
   *American National Insurance Co....................................     86,272      6,076,137
   #Assurant, Inc.....................................................    484,101     17,529,297
    Assured Guaranty, Ltd.............................................     18,939        226,889
    Axis Capital Holdings, Ltd........................................    613,817     20,170,027
    Bank of America Corp.............................................. 29,125,942    213,784,414
    Bank of New York Mellon Corp. (The)...............................    897,714     19,103,354
    Capital One Financial Corp........................................    560,973     31,689,365
   *CIT Group, Inc....................................................    126,575      4,622,519
    Citigroup, Inc....................................................  9,338,881    253,363,842
    CME Group, Inc....................................................  1,599,345     83,341,868
   #CNA Financial Corp................................................    981,311     25,622,030
  #*E*Trade Financial Corp............................................     57,660        439,946
    Everest Re Group, Ltd.............................................    231,133     23,506,226
   *Genworth Financial, Inc. Class A..................................  2,390,330     12,047,263

                                     1317

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES         VALUE+
                                                                           ------         ------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)...................................    786,395 $   79,347,256
    Hartford Financial Services Group, Inc............................  2,160,202     35,535,323
   #Hudson City Bancorp, Inc..........................................     74,986        476,161
    JPMorgan Chase & Co...............................................  2,316,928     83,409,408
    KeyCorp...........................................................  3,863,464     30,830,443
   #Legg Mason, Inc...................................................    721,237     17,684,731
   #Lincoln National Corp.............................................  1,587,360     31,826,568
    Loews Corp........................................................  2,240,016     88,682,233
    MetLife, Inc......................................................  4,759,859    146,460,861
    Morgan Stanley....................................................  3,765,813     51,441,006
    NASDAQ OMX Group, Inc. (The)......................................    840,414     19,077,398
   #NYSE Euronext.....................................................     62,926      1,603,354
   #Old Republic International Corp...................................  1,371,493     11,054,234
    PartnerRe, Ltd....................................................    187,833     13,606,623
    People's United Financial, Inc....................................     71,810        822,943
    PNC Financial Services Group, Inc.................................         22          1,300
    Principal Financial Group, Inc....................................    467,660     11,967,419
    Prudential Financial, Inc.........................................  2,340,342    112,991,712
    Regions Financial Corp............................................  5,735,171     39,916,790
    Reinsurance Group of America, Inc.................................    416,134     23,166,180
    SunTrust Banks, Inc...............................................  2,564,707     60,655,321
    Unum Group........................................................  1,777,689     33,580,545
    Validus Holdings, Ltd.............................................    311,103     10,120,181
    XL Group P.L.C....................................................  1,435,288     29,638,697
    Zions Bancorporation..............................................    777,171     14,144,512
                                                                                  --------------
Total Financials......................................................             1,771,617,563
                                                                                  --------------
Health Care -- (8.7%)
    Aetna, Inc........................................................  1,957,594     70,590,840
   *Bio-Rad Laboratories, Inc. Class A................................      1,004         96,595
   *Boston Scientific Corp............................................  6,689,559     34,585,020
   *CareFusion Corp...................................................    917,825     22,404,108
    Cigna Corp........................................................    221,350      8,915,978
   #Coventry Health Care, Inc.........................................    670,877     22,360,330
   *Endo Health Solutions, Inc........................................    173,568      5,160,177
  #*Forest Laboratories, Inc..........................................    182,888      6,135,892
  #*Hologic, Inc......................................................  1,229,548     22,771,229
    Humana, Inc.......................................................    698,778     43,044,725
   *Life Technologies Corp............................................     74,896      3,286,436
  #*MEDNAX, Inc.......................................................      2,282        150,909
   #Omnicare, Inc.....................................................    602,337     18,919,405
   #PerkinElmer, Inc..................................................    438,767     11,210,497
    Pfizer, Inc....................................................... 17,815,204    428,277,504
    Teleflex, Inc.....................................................     89,297      5,691,791
    Thermo Fisher Scientific, Inc.....................................  1,994,284    111,021,790
    Universal Health Services, Inc. Class B...........................      8,413        328,780
    WellPoint, Inc....................................................  2,067,263    110,164,445
                                                                                  --------------
Total Health Care.....................................................               925,116,451
                                                                                  --------------
Industrials -- (14.0%)
   *AGCO Corp.........................................................    252,065     11,050,530
   *CNH Global NV.....................................................      6,633        252,850
    CSX Corp..........................................................  5,865,608    134,557,048
   *Engility Holdings, Inc............................................     67,956        992,158
    FedEx Corp........................................................    292,771     26,437,221
  #*Fortune Brands Home & Security, Inc...............................    742,497     16,424,034
    General Dynamics Corp.............................................     41,312      2,620,833
    General Electric Co............................................... 21,867,055    453,741,391
  #*Hertz Global Holdings, Inc........................................    876,229      9,866,339
    Ingersoll-Rand P.L.C..............................................    933,314     39,581,847
  #*Jacobs Engineering Group, Inc.....................................      3,134        120,878

                                     1318

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Industrials -- (Continued)
    L-3 Communications Holdings, Inc..................................   407,736 $   28,904,405
   #Manpower, Inc.....................................................     6,983        248,455
    Norfolk Southern Corp............................................. 1,838,848    136,166,694
   #Northrop Grumman Corp............................................. 1,419,682     93,982,948
  #*Owens Corning, Inc................................................   589,248     15,827,201
  #*Quanta Services, Inc..............................................   482,223     11,086,307
   #Regal-Beloit Corp.................................................     3,850        247,825
    Republic Services, Inc............................................ 1,104,756     31,960,591
    Ryder System, Inc.................................................   132,517      5,226,470
    Southwest Airlines Co............................................. 4,290,532     39,429,989
   *Spirit Aerosystems Holdings, Inc. Class A.........................     1,280         30,080
    SPX Corp..........................................................     4,119        250,106
    Stanley Black & Decker, Inc.......................................   528,407     35,345,144
    Towers Watson & Co................................................     1,662         97,443
    Trinity Industries, Inc...........................................       200          5,600
    Tyco International, Ltd........................................... 1,433,965     78,782,037
    Union Pacific Corp................................................ 2,422,164    296,981,528
   #URS Corp..........................................................   378,541     13,275,433
                                                                                 --------------
Total Industrials.....................................................            1,483,493,385
                                                                                 --------------
Information Technology -- (3.3%)
   #Activision Blizzard, Inc.......................................... 2,612,644     31,430,108
   *Amdocs, Ltd.......................................................    15,840        471,240
   *Applied Materials, Inc............................................   131,092      1,427,592
  #*Arrow Electronics, Inc............................................   568,882     19,199,768
   *Avnet, Inc........................................................   711,662     22,417,353
   #AVX Corp..........................................................   133,454      1,299,842
   *Brocade Communications Systems, Inc...............................   363,088      1,804,547
   #Computer Sciences Corp............................................   897,932     22,107,086
   #Corning, Inc...................................................... 2,304,749     26,297,186
   #Fidelity National Information Services, Inc....................... 1,328,465     41,766,940
    Hewlett-Packard Co................................................ 1,097,035     20,009,918
   #IAC/InterActiveCorp...............................................   428,565     22,546,805
   *Ingram Micro, Inc. Class A........................................   911,755     13,667,207
  #*Juniper Networks, Inc.............................................    81,071      1,421,175
  #*Micron Technology, Inc............................................ 3,322,059     20,629,986
    Molex, Inc........................................................     5,324        133,739
    Molex, Inc. Class A...............................................     1,363         28,187
    SAIC, Inc.........................................................    32,439        375,319
   *Western Digital Corp..............................................   782,708     31,128,297
   #Xerox Corp........................................................ 5,490,094     38,046,351
   *Yahoo!, Inc....................................................... 2,063,782     32,690,307
                                                                                 --------------
Total Information Technology..........................................              348,898,953
                                                                                 --------------
Materials -- (2.6%)
   #Alcoa, Inc........................................................ 5,357,434     45,377,466
   #Ashland, Inc......................................................   376,837     26,525,556
   #Cliffs Natural Resources, Inc.....................................   147,736      6,040,925
   #Cytec Industries, Inc.............................................    66,976      4,123,043
   #Domtar Corp.......................................................   199,193     14,712,395
   #Huntsman Corp.....................................................   171,904      2,174,586
   #International Paper Co............................................ 2,299,481     75,445,972
    MeadWestvaco Corp.................................................   976,101     27,721,268
   #Nucor Corp........................................................   287,301     11,262,199
   #Reliance Steel & Aluminum Co......................................   363,907     18,733,932
    Rock-Tenn Co. Class A.............................................    73,108      4,256,348
   #Sealed Air Corp...................................................   311,965      5,053,833
   #Steel Dynamics, Inc...............................................   893,527     11,517,563
   #United States Steel Corp..........................................   204,541      4,223,772
    Vulcan Materials Co...............................................   576,439     22,331,247

                                     1319

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                    SHARES          VALUE+
                                                                                    ------          ------
Materials -- (Continued)
   #Westlake Chemical Corp.................................................          2,222 $       131,898
                                                                                           ---------------
Total Materials............................................................                    279,632,003
                                                                                           ---------------
Telecommunication Services -- (6.6%)
    AT&T, Inc..............................................................     13,051,618     494,917,355
   #CenturyLink, Inc.......................................................      2,300,437      95,560,153
   #Frontier Communications Corp...........................................      1,781,243       6,982,473
   *MetroPCS Communications, Inc...........................................      1,453,136      12,729,471
   *NII Holdings, Inc......................................................            513           3,463
   *Sprint Nextel Corp.....................................................     13,961,200      60,870,832
   #Telephone & Data Systems, Inc..........................................        562,341      13,625,522
  #*United States Cellular Corp............................................        265,925      10,934,836
                                                                                           ---------------
Total Telecommunication Services...........................................                    695,624,105
                                                                                           ---------------
Utilities -- (0.2%)
  #*NRG Energy, Inc........................................................        987,176      19,565,828
                                                                                           ---------------
TOTAL COMMON STOCKS........................................................                  9,923,663,326
                                                                                           ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....            993             993
                                                                                           ---------------

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   -------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@DFA Short Term Investment Fund.........................................    650,184,258     650,184,258
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,630,315 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $1,635,209) to be repurchased at $1,582,828...........................         $1,583       1,582,820
                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL........................................                    651,767,078
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,437,355,851)^^.................................................                $10,575,431,397
                                                                                           ===============

                                     1320

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------------
                                                                          LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                                       -------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary.............................................. $1,653,348,820           --   --    $ 1,653,348,820
  Consumer Staples....................................................    857,271,207           --   --        857,271,207
  Energy..............................................................  1,889,095,011           --   --      1,889,095,011
  Financials..........................................................  1,771,617,563           --   --      1,771,617,563
  Health Care.........................................................    925,116,451           --   --        925,116,451
  Industrials.........................................................  1,483,493,385           --   --      1,483,493,385
  Information Technology..............................................    348,898,953           --   --        348,898,953
  Materials...........................................................    279,632,003           --   --        279,632,003
  Telecommunication Services..........................................    695,624,105           --   --        695,624,105
  Utilities...........................................................     19,565,828           --   --         19,565,828
Temporary Cash Investments............................................            993           --   --                993
Securities Lending Collateral.........................................             -- $651,767,078   --        651,767,078
                                                                       -------------- ------------   --    ---------------
TOTAL................................................................. $9,923,664,319 $651,767,078   --    $10,575,431,397
                                                                       ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1321

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES      VALUE++
                                                                          ------      -------
COMMON STOCKS -- (91.8%)
AUSTRALIA -- (4.7%)
    Alumina, Ltd...................................................... 2,919,489 $  2,055,100
   #Alumina, Ltd. Sponsored ADR.......................................   172,484      488,130
    Amcor, Ltd. Sponsored ADR.........................................    64,921    2,047,608
    Asciano Group, Ltd................................................ 1,437,095    6,520,242
    Atlas Iron, Ltd...................................................   170,863      306,114
   #Bank of Queensland, Ltd...........................................   508,163    4,061,641
    Bendigo and Adelaide Bank, Ltd....................................   789,470    6,772,365
   #Boral, Ltd........................................................ 1,576,316    5,538,788
   #Caltex Australia, Ltd.............................................   341,805    5,059,760
    Crown, Ltd........................................................   497,103    4,397,049
   *Downer EDI, Ltd...................................................   132,490      419,571
    Echo Entertainment Group, Ltd..................................... 1,832,302    8,032,437
   #Fairfax Media, Ltd................................................ 4,500,769    2,466,935
   *GrainCorp, Ltd....................................................   683,783    6,586,835
   #Harvey Norman Holdings, Ltd.......................................   991,617    2,075,921
    Incitec Pivot, Ltd................................................ 4,149,937   13,453,940
    Insurance Australia Group, Ltd.................................... 1,103,362    4,350,996
    Lend Lease Group NL...............................................   773,285    6,540,661
    Macquarie Group, Ltd..............................................   631,291   16,425,612
   #National Australia Bank, Ltd...................................... 1,490,363   38,886,543
    New Hope Corp., Ltd...............................................    51,436      219,054
   *Newcrest Mining, Ltd..............................................   265,665    6,496,885
    Origin Energy, Ltd................................................ 2,415,837   29,819,292
    OZ Minerals, Ltd..................................................   497,884    3,925,127
   *Qantas Airways, Ltd............................................... 2,850,317    3,394,726
    Santos, Ltd....................................................... 1,809,934   20,309,528
   *Seven Group Holdings, Ltd.........................................   361,999    2,739,842
   #Sims Metal Management, Ltd........................................   124,128    1,082,697
   #Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,081,393
    Sonic Healthcare, Ltd.............................................   198,323    2,630,578
    Suncorp Group, Ltd................................................ 3,327,424   29,512,666
    TABCORP Holdings, Ltd............................................. 1,716,068    5,840,676
    Tatts Group, Ltd.................................................. 2,663,776    8,105,899
    Toll Holdings, Ltd................................................   943,858    3,964,882
   *Treasury Wine Estates, Ltd........................................   264,848    1,224,526
   #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,570,397
    Wesfarmers, Ltd................................................... 2,578,622   88,005,414
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            346,409,830
                                                                                 ------------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...............................................   342,508    6,188,590
    OMV AG............................................................   286,325    8,983,829
   #Raiffeisen Bank International AG..................................    55,762    1,835,276
                                                                                 ------------
TOTAL AUSTRIA.........................................................             17,007,695
                                                                                 ------------
BELGIUM -- (0.8%)
    Ageas............................................................. 3,605,400    7,150,728
    Belgacom SA.......................................................    49,889    1,435,410
    Delhaize Group SA.................................................   235,124    8,407,217
    Delhaize Group SA Sponsored ADR...................................    52,900    1,896,465
    D'ieteren SA......................................................     1,857       77,082
    KBC Groep NV......................................................   356,956    7,455,912
    Solvay SA.........................................................   180,191   18,708,446
    UCB SA............................................................   292,654   14,640,800
                                                                                 ------------
TOTAL BELGIUM.........................................................             59,772,060
                                                                                 ------------
CANADA -- (11.7%)
    Agnico-Eagle Mines, Ltd...........................................        70        3,072

                                     1322

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
CANADA -- (Continued)
    Aimia, Inc........................................................   211,202 $  2,809,428
    Astral Media, Inc. Class A........................................    37,438    1,835,968
  #*AuRico Gold, Inc..................................................   404,755    2,630,908
    Barrick Gold Corp.................................................   666,135   21,902,519
   #Bell Aliant, Inc..................................................   162,757    4,049,247
    Cameco Corp. (13321L108)..........................................   112,600    2,353,340
    Cameco Corp. (2166160)............................................   537,786   11,261,411
    Canadian National Resources, Ltd.................................. 1,604,987   43,771,645
    Canadian Natural Resources, Ltd...................................   297,269    8,100,580
   #Canadian Tire Corp. Class A.......................................   214,347   14,172,957
    Empire Co., Ltd. Class A..........................................    65,500    3,728,768
   #Encana Corp....................................................... 1,341,479   29,883,473
   #Enerplus Corp.....................................................   377,240    5,300,206
    Ensign Energy Services, Inc.......................................   452,198    6,659,984
    Fairfax Financial Holdings, Ltd...................................    54,622   20,561,206
   #Genworth MI Canada, Inc...........................................    84,524    1,431,139
    George Weston, Ltd................................................   139,152    8,221,325
   #Goldcorp, Inc..................................................... 1,677,120   60,539,207
   #Husky Energy, Inc.................................................   802,018   19,921,492
    IAMGOLD Corp. (2446646)...........................................   231,424    2,584,583
    IAMGOLD Corp. (450913108).........................................   573,940    6,393,692
    Industrial Alliance Insurance & Financial Services, Inc...........   168,485    3,754,938
    Inmet Mining Corp.................................................   154,478    6,144,615
    Intact Financial Corp.............................................     2,375      152,752
   *Katanga Mining, Ltd...............................................   181,994       90,738
    Kinross Gold Corp................................................. 2,678,826   22,384,765
   #Loblaw Cos., Ltd..................................................   224,875    7,303,364
   *Lundin Mining Corp................................................ 1,008,210    4,312,929
    Magna International, Inc..........................................   583,936   23,407,516
   #Manulife Financial Corp........................................... 4,587,163   49,263,345
   #Methanex Corp.....................................................    68,615    1,883,603
    Metro, Inc........................................................    15,517      861,067
   #Nexen, Inc........................................................ 1,739,936   44,207,578
   #Pan American Silver Corp. (2669272)...............................   131,923    1,974,537
   *Pan American Silver Corp. (697900108).............................   118,576    1,771,525
   #Pengrowth Energy Corp.............................................   668,552    4,259,907
   #Penn West Petroleum, Ltd.......................................... 1,011,032   13,791,612
   #PetroBakken Energy, Ltd. Class A..................................    62,100      770,948
   *Precision Drilling Corp...........................................   706,616    5,622,771
    Progress Energy Resources Corp....................................   394,565    8,954,778
    Progressive Waste Solutions, Ltd..................................   122,391    2,453,068
   *Quebecor, Inc. Class B............................................    72,000    2,535,813
  #*Research In Motion, Ltd. (760975102)..............................   354,800    2,536,820
  #*Research In Motion, Ltd. (2117265)................................   435,600    3,118,720
   *Sears Canada, Inc.................................................     2,159       22,497
   #Sun Life Financial, Inc........................................... 1,565,269   33,994,674
    Suncor Energy, Inc................................................ 3,653,586  111,700,600
    Talisman Energy, Inc.............................................. 2,251,645   27,841,051
    Teck Resources, Ltd. Class A......................................     4,115      121,868
   #Teck Resources, Ltd. Class B...................................... 1,483,730   41,618,712
   #Thomson Reuters Corp.............................................. 1,832,184   51,959,229
   #TransAlta Corp....................................................   602,148    9,396,835
    TransCanada Corp.................................................. 1,004,056   45,724,921
  #*Uranium One, Inc..................................................   632,800    1,444,994
    Viterra, Inc......................................................   861,686   13,799,349
    West Fraser Timber Co., Ltd.......................................    49,327    2,611,820
    Westjet Airlines, Ltd.............................................     1,000       16,024
   #Yamana Gold, Inc.................................................. 1,781,540   26,416,214
                                                                                 ------------
TOTAL CANADA..........................................................            856,342,647
                                                                                 ------------

                                     1323

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
DENMARK -- (1.3%)
    A.P. Moeller-Maersk A.S. Series A.................................       884 $ 5,812,096
    A.P. Moeller-Maersk A.S. Series B.................................     3,855  26,672,857
    Carlsberg A.S. Series B...........................................   315,903  25,534,139
   *Danske Bank A.S................................................... 1,707,998  25,319,207
   *FLSmidth & Co. A.S................................................    23,118   1,388,562
    H. Lundbeck A.S...................................................   135,698   2,686,835
    Rockwool International A.S. Series A..............................        62       5,415
    Rockwool International A.S. Series B..............................     1,631     143,113
    TDC A.S...........................................................   964,204   6,538,838
  #*Vestas Wind Systems A.S...........................................   295,308   1,408,305
                                                                                 -----------
TOTAL DENMARK.........................................................            95,509,367
                                                                                 -----------
FINLAND -- (0.6%)
  #*Kesko Oyj Series A................................................       662      17,421
    Kesko Oyj Series B................................................   138,917   3,587,245
   #Neste Oil Oyj.....................................................    69,191     729,972
   #Nokia Oyj......................................................... 3,809,609   9,144,308
    Sampo Oyj Series A................................................   191,011   5,058,750
    Stora Enso Oyj Series R........................................... 1,404,121   7,993,173
    Stora Enso Oyj Sponsored ADR......................................    91,500     517,890
    UPM-Kymmene Oyj................................................... 1,401,530  14,971,023
   #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300     736,659
                                                                                 -----------
TOTAL FINLAND.........................................................            42,756,441
                                                                                 -----------
FRANCE -- (8.1%)
  #*Alcatel-Lucent SA.................................................   427,982     472,346
    Arkema SA.........................................................   165,944  12,214,877
    AXA SA............................................................ 4,058,877  49,314,401
   #AXA SA Sponsored ADR..............................................   140,900   1,710,526
    BNP Paribas SA.................................................... 1,495,618  55,247,931
    Bollore SA........................................................    22,288   4,963,121
    Bouygues SA.......................................................   305,569   7,695,825
    Cap Gemini SA.....................................................   324,351  11,835,468
    Casino Guichard Perrachon SA......................................   142,763  11,972,519
    Cie de Saint-Gobain SA............................................ 1,039,077  31,289,955
   *Cie Generale de Geophysique - Veritas SA..........................   304,853   8,725,917
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............   141,089   4,043,611
    Cie Generale des Etablissements Michelin SA Series B..............   347,617  23,619,493
    Ciments Francais SA...............................................    26,702   1,474,763
   *CNP Assurances SA.................................................   345,274   3,637,386
  #*Credit Agricole SA................................................ 2,838,495  12,132,119
    Eiffage SA........................................................    31,691     837,813
    Electricite de France SA..........................................   498,285  10,322,551
   #Eramet SA.........................................................     5,005     530,948
    France Telecom SA................................................. 3,875,091  51,892,000
   #GDF Suez SA....................................................... 3,095,582  69,078,529
    Groupe Eurotunnel SA..............................................   791,479   5,622,694
    Lafarge SA........................................................   505,082  23,154,769
   #Lagardere SCA.....................................................   243,906   6,578,125
    Natixis SA........................................................ 2,034,211   5,069,626
  #*Peugeot SA........................................................   358,364   2,779,310
    PPR SA............................................................   130,282  19,479,553
    Renault SA........................................................   500,585  21,831,846
    Rexel SA..........................................................   254,866   4,259,265
    Sanofi SA.........................................................    16,328   1,332,167
    Sanofi SA ADR.....................................................   227,976   9,264,945
    SCOR SE...........................................................   198,036   4,692,844
  #*Societe Generale SA............................................... 1,558,512  34,304,596
    STMicroelectronics NV............................................. 1,542,301   8,274,442
    Thales SA.........................................................    27,549     861,468
    Vallourec SA......................................................    44,398   1,838,142

                                     1324

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
FRANCE -- (Continued)
    Vivendi SA........................................................ 3,686,124 $ 69,909,942
                                                                                 ------------
TOTAL FRANCE..........................................................            592,265,833
                                                                                 ------------
GERMANY -- (7.3%)
    Allianz SE........................................................   344,195   34,147,182
   #Allianz SE Sponsored ADR.......................................... 2,811,910   27,894,147
    Bayerische Motoren Werke AG.......................................   660,431   49,151,707
   *Celesio AG........................................................    92,470    1,682,166
   *Commerzbank AG.................................................... 6,626,325   10,268,735
    Daimler AG........................................................ 2,088,586  104,065,136
   #Deutsche Bank AG (5750355)........................................ 1,325,896   40,255,249
   #Deutsche Bank AG (D18190898)......................................   420,711   12,764,372
    Deutsche Lufthansa AG.............................................   464,311    5,836,386
    Deutsche Telekom AG............................................... 2,858,403   32,219,948
   #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   34,872,086
    E.ON AG........................................................... 3,213,031   68,379,991
    Fraport AG........................................................    37,336    2,114,424
    Generali Deutschland Holding AG...................................     3,659      234,406
    Hannover Rueckversicherung AG.....................................    47,653    2,847,477
   #Heidelberger Zement AG............................................   243,824   11,297,776
    Merck KGaA........................................................    50,209    5,049,697
    Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   56,003,199
   #RWE AG............................................................   355,536   13,958,449
    Salzgitter AG.....................................................    79,216    2,880,019
    SCA Hygiene Products SE...........................................     3,195    1,337,567
    Suedzucker AG.....................................................    38,093    1,312,447
    ThyssenKrupp AG...................................................   368,208    6,750,164
    Volkswagen AG.....................................................    62,518    9,937,953
                                                                                 ------------
TOTAL GERMANY.........................................................            535,260,683
                                                                                 ------------
GREECE -- (0.0%)
   *Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      148,794
    Hellenic Petroleum S.A............................................   334,517    2,187,372
   *National Bank of Greece S.A.......................................   705,803    1,098,800
                                                                                 ------------
TOTAL GREECE..........................................................              3,434,966
                                                                                 ------------
HONG KONG -- (1.8%)
    Cathay Pacific Airways, Ltd....................................... 2,126,000    3,501,225
    Dah Sing Banking Group, Ltd.......................................    18,400       16,923
  #*Foxconn International Holdings, Ltd............................... 3,787,000    1,127,926
    Great Eagle Holdings, Ltd.........................................   860,324    2,168,573
    Hang Lung Group, Ltd..............................................   160,000    1,062,623
   #Henderson Land Development Co., Ltd............................... 3,342,177   19,368,975
    Hong Kong & Shanghai Hotels, Ltd.................................. 2,046,142    2,591,641
    Hopewell Holdings, Ltd............................................ 1,244,169    3,599,971
    Hutchison Whampoa, Ltd............................................ 5,618,000   50,323,846
    Hysan Development Co., Ltd........................................   773,362    3,251,467
    Kowloon Development Co., Ltd......................................   313,000      304,726
    New World Development Co., Ltd.................................... 8,542,100   10,850,900
    Orient Overseas International, Ltd................................   488,000    2,754,612
    Shun Tak Holdings, Ltd............................................ 2,230,000      772,780
   #Wharf Holdings, Ltd............................................... 2,944,990   16,883,574
   #Wheelock & Co., Ltd............................................... 3,482,000   13,564,384
                                                                                 ------------
TOTAL HONG KONG.......................................................            132,144,146
                                                                                 ------------
IRELAND -- (0.2%)
    CRH P.L.C.........................................................   590,083   10,803,724
   #CRH P.L.C. Sponsored ADR..........................................   259,888    4,750,753
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................   157,165       19,471
                                                                                 ------------
TOTAL IRELAND.........................................................             15,573,948
                                                                                 ------------

                                     1325

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
ISRAEL -- (0.6%)
    Bank Hapoalim B.M.................................................  2,961,906 $ 8,582,687
   *Bank Leumi Le-Israel B.M..........................................  2,937,459   6,622,733
    Bezeq Israeli Telecommunication Corp., Ltd........................  2,928,603   2,946,318
    Elbit Systems, Ltd................................................     57,084   1,845,785
    Israel Chemicals, Ltd.............................................    904,178  10,703,911
   *Israel Discount Bank, Ltd. Series A...............................  1,954,545   1,822,896
   *Mellanox Technologies, Ltd........................................     23,772   2,548,482
   *NICE Systems, Ltd.................................................     11,443     412,686
   *NICE Systems, Ltd. Sponsored ADR..................................    160,983   5,795,388
   *Oil Refineries, Ltd...............................................    613,622     282,118
   *Partner Communications Co., Ltd...................................     25,170      82,927
    Paz Oil Co., Ltd..................................................        321      33,519
   *Strauss Group, Ltd................................................     17,492     156,398
                                                                                  -----------
TOTAL ISRAEL..........................................................             41,835,848
                                                                                  -----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 11,927,018   2,635,501
  #*Banco Popolare Scarl..............................................  2,933,385   3,415,999
   *Fiat SpA..........................................................  1,512,718   7,412,949
  #*Finmeccanica SpA..................................................  1,096,376   4,005,951
    Intesa Sanpaolo SpA............................................... 18,250,842  23,070,309
   #Mediaset SpA......................................................    712,461   1,241,819
    Parmalat SpA......................................................    602,705   1,136,449
    Telecom Italia SpA................................................  5,476,933   4,458,377
   #Telecom Italia SpA Sponsored ADR..................................  1,874,500  15,220,940
   *UniCredit SpA.....................................................  5,703,681  19,324,965
    Unione di Banche Italiane ScpA....................................  1,552,315   4,495,765
                                                                                  -----------
TOTAL ITALY...........................................................             86,419,024
                                                                                  -----------
JAPAN -- (18.1%)
    77 Bank, Ltd. (The)...............................................    737,372   2,775,355
   #Aeon Co., Ltd.....................................................  1,886,800  22,718,324
    Aisin Seiki Co., Ltd..............................................     66,100   2,009,271
    Ajinomoto Co., Inc................................................  1,121,000  15,878,738
    Alfresa Holdings Corp.............................................     85,700   4,555,588
    Amada Co., Ltd....................................................    821,000   4,317,316
    Aoyama Trading Co., Ltd...........................................      1,000      19,534
    Aozora Bank, Ltd..................................................    991,000   2,270,538
    Asahi Glass Co., Ltd..............................................  1,871,000  10,984,471
    Asahi Kasei Corp..................................................  2,342,000  12,412,921
    Asatsu-DK, Inc....................................................     32,500     928,776
    Autobacs Seven Co., Ltd...........................................     71,600   3,524,097
    Awa Bank, Ltd. (The)..............................................     65,600     402,817
    Bank of Kyoto, Ltd. (The).........................................    731,400   5,349,237
    Bank of Yokohama, Ltd. (The)......................................  1,279,000   5,792,645
    Canon Marketing Japan, Inc........................................    124,900   1,681,715
   #Casio Computer Co., Ltd...........................................    249,300   1,638,638
    Chiba Bank, Ltd. (The)............................................    980,000   5,708,801
    Chugoku Bank, Ltd. (The)..........................................    403,800   5,141,795
    Chuo Mitsui Trust Holdings, Inc...................................  5,755,629  16,439,404
    Citizen Holdings Co., Ltd.........................................    511,000   2,823,211
    Coca-Cola West Co., Ltd...........................................    109,007   1,865,527
    COMSYS Holdings Corp..............................................    151,700   1,890,762
    Cosmo Oil Co., Ltd................................................  1,212,364   2,643,922
    Credit Saison Co., Ltd............................................     85,800   1,945,561
    Dai Nippon Printing Co., Ltd......................................  1,815,000  13,795,024
    Daicel Corp.......................................................    515,000   3,082,324
    Daido Steel Co., Ltd..............................................    324,000   1,827,953
   #Dainippon Sumitomo Pharma Co., Ltd................................    313,600   3,463,447
    Daiwa Securities Group, Inc.......................................  3,272,000  12,194,884
    Denki Kagaku Kogyo K.K............................................    227,000     747,459

                                     1326

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
JAPAN -- (Continued)
   *Ebara Corp........................................................    239,000 $   897,980
    Fuji Heavy Industries, Ltd........................................  1,149,000   8,516,950
    Fuji Media Holdings, Inc..........................................      1,128   1,919,084
    FUJIFILM Holdings Corp............................................  1,327,000  23,700,509
  #*Fujitsu, Ltd......................................................    361,000   1,416,223
    Fukuoka Financial Group, Inc......................................  1,800,000   6,564,041
    Fukuyama Transporting Co., Ltd....................................     71,000     397,154
    Glory, Ltd........................................................    119,600   2,474,813
    Gunma Bank, Ltd. (The)............................................    921,397   4,479,578
    H2O Retailing Corp................................................    198,000   2,033,647
    Hachijuni Bank, Ltd. (The)........................................    993,231   5,270,036
    Hakuhodo DY Holdings, Inc.........................................     39,920   2,628,835
   #Hankyu Hanshin Holdings, Inc......................................    582,000   3,117,013
    Higo Bank, Ltd. (The).............................................    282,000   1,485,149
    Hiroshima Bank, Ltd. (The)........................................    300,000     988,046
    Hitachi Capital Corp..............................................    105,100   1,906,881
    Hitachi High-Technologies Corp....................................    139,900   3,482,090
    Hitachi Transport System, Ltd.....................................     94,400   1,731,549
    Hokuhoku Financial Group, Inc.....................................  2,620,000   3,799,311
    House Foods Corp..................................................    148,300   2,473,069
   *Ibiden Co., Ltd...................................................    174,900   2,834,744
    Idemitsu Kosan Co., Ltd...........................................     51,124   4,282,342
    Inpex Corp........................................................      4,068  22,603,281
    Isetan Mitsukoshi Holdings, Ltd...................................    884,200   9,308,677
    ITOCHU Corp.......................................................    183,800   1,902,661
    Iyo Bank, Ltd. (The)..............................................    551,000   4,243,868
    J. Front Retailing Co., Ltd.......................................  1,136,000   5,628,644
   #JFE Holdings, Inc.................................................    854,800  11,204,980
    Joyo Bank, Ltd. (The).............................................  1,503,000   6,697,283
    JTEKT Corp........................................................    463,200   4,066,301
    JX Holdings, Inc..................................................  5,553,333  26,693,947
    Kagoshima Bank, Ltd. (The)........................................    358,143   2,153,314
    Kajima Corp.......................................................  1,544,000   4,415,990
    Kamigumi Co., Ltd.................................................    519,000   4,162,085
    Kaneka Corp.......................................................    653,542   3,361,217
  #*Kawasaki Kisen Kaisha, Ltd........................................  1,166,087   1,765,937
    Keiyo Bank, Ltd. (The)............................................    418,000   1,873,598
    Kewpie Corp.......................................................    113,400   1,676,354
    Kinden Corp.......................................................    285,000   1,916,399
    Kirin Holdings Co., Ltd...........................................    247,000   2,801,721
    Kobe Steel, Ltd...................................................  3,785,000   3,538,414
    Konica Minolta Holdings, Inc......................................    721,000   5,083,915
    Kyocera Corp......................................................    306,200  24,227,225
    Kyocera Corp. Sponsored ADR.......................................     13,600   1,085,552
    Kyowa Hakko Kirin Co., Ltd........................................    584,000   6,495,634
    LIXIL Group Corp..................................................    419,700   8,771,445
    Mabuchi Motor Co., Ltd............................................     36,100   1,399,970
    Marui Group Co., Ltd..............................................    542,642   3,966,139
    Maruichi Steel Tube, Ltd..........................................    104,400   2,027,722
   *Mazda Motor Corp..................................................  3,005,000   3,603,955
   #Medipal Holdings Corp.............................................    339,800   4,887,938
    Meiji Holdings Co., Ltd...........................................    144,395   6,593,522
    Mitsubishi Chemical Holdings Corp.................................  3,885,000  16,394,868
    Mitsubishi Corp...................................................  2,606,900  51,587,140
    Mitsubishi Gas Chemical Co., Inc..................................    948,000   5,436,032
    Mitsubishi Heavy Industries, Ltd..................................  9,007,000  36,367,971
    Mitsubishi Logistics Corp.........................................    236,000   2,492,155
    Mitsubishi Materials Corp.........................................  2,533,000   6,981,930
   #Mitsubishi Tanabe Pharma Corp.....................................    420,600   6,419,187
    Mitsubishi UFJ Financial Group, Inc............................... 18,106,506  87,799,150
   #Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372  23,237,468

                                     1327

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Mitsui & Co., Ltd................................................. 2,988,600 $44,131,645
    Mitsui & Co., Ltd. Sponsored ADR..................................    11,723   3,446,562
    Mitsui Chemicals, Inc............................................. 1,861,800   4,172,660
   *Mitsui Mining & Smelting Co., Ltd.................................    69,030     142,245
   #Mitsui O.S.K. Lines, Ltd..........................................   983,000   2,966,646
    Mizuho Financial Group, Inc.......................................   293,760     483,809
   #Mizuho Financial Group, Inc. ADR..................................   349,173   1,183,696
    MS&AD Insurance Group Holdings, Inc...............................   715,053  11,564,198
    Nagase & Co., Ltd.................................................   235,889   2,716,141
    Nanto Bank, Ltd. (The)............................................   319,000   1,348,020
  #*NEC Corp.......................................................... 5,425,101   7,227,145
    Nippon Electric Glass Co., Ltd....................................   554,000   2,916,458
    Nippon Express Co., Ltd........................................... 1,952,238   7,949,301
    Nippon Meat Packers, Inc..........................................   429,536   5,612,757
   #Nippon Paper Group, Inc...........................................   231,700   2,930,433
    Nippon Shokubai Co., Ltd..........................................   234,000   2,846,760
    Nippon Steel Corp................................................. 9,469,000  18,894,490
    Nippon Television Network Corp....................................    12,380   1,895,123
   #Nippon Yusen K.K.................................................. 3,032,000   6,709,124
    Nishi-Nippon Bank, Ltd............................................ 1,412,569   3,087,814
   #Nissan Shatai Co., Ltd............................................   216,000   2,364,912
    Nisshin Seifun Group, Inc.........................................   394,500   4,697,684
    Nisshin Steel Co., Ltd............................................ 1,431,000   1,574,550
    Nisshinbo Holdings, Inc...........................................   305,000   1,996,538
    NKSJ Holdings, Inc................................................    79,550   1,516,340
    NOK Corp..........................................................    82,320   1,574,143
    Nomura Holdings, Inc.............................................. 6,738,200  23,594,441
    Nomura Real Estate Holdings, Inc..................................   103,700   1,915,063
   *NTN Corp..........................................................   651,000   1,746,061
    Obayashi Corp..................................................... 1,650,682   7,493,391
    OJI Paper Co., Ltd................................................ 1,997,000   6,650,580
    Onward Holdings Co., Ltd..........................................   278,000   2,078,460
    Panasonic Corp.................................................... 3,790,117  26,232,741
    Panasonic Corp. Sponsored ADR.....................................   302,421   2,092,753
  #*Renesas Electronics Corp..........................................   121,800     405,429
    Rengo Co., Ltd....................................................   428,000   2,354,820
   #Ricoh Co., Ltd.................................................... 1,666,000  11,390,228
    Rohm Co., Ltd.....................................................   230,500   8,272,996
    Sankyo Co., Ltd...................................................    74,800   3,707,513
    SBI Holdings, Inc.................................................    45,820   3,093,868
   #Seiko Epson Corp..................................................   296,800   2,362,171
    Seino Holdings Co., Ltd...........................................   295,000   1,989,277
    Sekisui Chemical Co., Ltd.........................................   736,000   6,253,019
    Sekisui House, Ltd................................................ 1,354,000  12,938,562
    Seven & I Holdings Co., Ltd.......................................   426,400  13,494,973
   #Sharp Corp........................................................ 2,998,000  10,255,894
    Shiga Bank, Ltd...................................................   451,185   2,470,168
    Shimizu Corp...................................................... 1,371,000   4,270,079
    Shinsei Bank, Ltd................................................. 2,164,000   2,437,980
    Shizuoka Bank, Ltd................................................   827,000   8,322,936
   #Showa Denko K.K................................................... 1,456,000   2,623,215
   #Showa Shell Sekiyu K.K............................................   224,000   1,215,366
    SKY Perfect JSAT Holdings, Inc....................................     3,029   1,261,927
    Sohgo Security Services Co., Ltd..................................    82,600   1,119,170
    Sojitz Corp....................................................... 2,593,100   4,020,107
    Sony Corp.........................................................   768,200   9,341,240
   #Sony Corp. Sponsored ADR.......................................... 1,801,665  21,890,230
    Sumitomo Bakelite Co., Ltd........................................   347,000   1,435,062
   #Sumitomo Chemical Co., Ltd........................................ 2,006,000   5,557,345
    Sumitomo Corp..................................................... 3,241,900  45,416,071
    Sumitomo Electric Industries, Ltd................................. 2,606,700  30,653,392

                                     1328

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
JAPAN -- (Continued)
    Sumitomo Forestry Co., Ltd........................................   161,400 $    1,390,871
    Sumitomo Heavy Industries, Ltd....................................   297,000      1,190,122
    Sumitomo Metal Industries, Ltd.................................... 4,604,000      6,748,625
   *Sumitomo Metal Mining Co., Ltd....................................   411,000      4,389,878
    Sumitomo Mitsui Financial Group, Inc.............................. 1,025,500     32,294,338
    Suzuken Co., Ltd..................................................   150,000      5,376,301
    Suzuki Motor Corp.................................................   519,200      9,486,517
    Taisei Corp....................................................... 2,160,703      5,940,001
    Taisho Pharmaceutical Holdings Co., Ltd...........................    61,099      4,875,136
   #Takashimaya Co., Ltd..............................................   615,634      4,486,405
   #TDK Corp..........................................................   173,300      6,573,037
    Teijin, Ltd....................................................... 1,535,450      4,490,866
    Tokai Rika Co., Ltd...............................................    95,400      1,474,067
    Tokyo Broadcasting System, Inc....................................    85,300        980,827
   *Tokyo Tatemono Co., Ltd...........................................   442,000      1,628,369
    Toppan Printing Co., Ltd.......................................... 1,312,000      8,128,162
    Tosoh Corp........................................................ 1,044,000      2,564,670
    Toyo Seikan Kaisha, Ltd...........................................   346,349      4,067,273
    Toyobo Co., Ltd...................................................   664,000        837,107
    Toyoda Gosei Co., Ltd.............................................    13,800        282,128
    Toyota Motor Corp.................................................   380,879     14,563,601
   #Toyota Motor Corp. Sponsored ADR..................................   656,661     50,241,133
    Toyota Tsusho Corp................................................   482,400      8,919,558
   #UNY Co., Ltd......................................................   393,050      3,537,641
    Wacoal Corp.......................................................   179,000      2,135,147
   *Yamada Denki Co., Ltd.............................................    80,680      4,181,351
    Yamaguchi Financial Group, Inc....................................   492,148      4,147,020
    Yamaha Corp.......................................................   327,300      3,147,012
    Yamato Holdings Co., Ltd..........................................   148,100      2,424,638
   #Yamato Kogyo Co., Ltd.............................................    82,600      2,328,762
   #Yamazaki Baking Co., Ltd..........................................   128,000      1,784,284
    Yokohama Rubber Co., Ltd..........................................   294,000      2,032,979
                                                                                 --------------
TOTAL JAPAN...........................................................            1,325,056,236
                                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................................   691,000             --
                                                                                 --------------
NETHERLANDS -- (2.6%)
    Aegon NV.......................................................... 3,831,576     17,393,039
    Akzo Nobel NV.....................................................   444,472     23,990,153
    ArcelorMittal NV.................................................. 2,446,831     38,953,369
   *ING Groep NV...................................................... 4,933,987     32,457,828
  #*ING Groep NV Sponsored ADR........................................ 1,273,519      8,379,755
    Koninklijke Ahold NV..............................................   111,852      1,361,500
    Koninklijke DSM NV................................................   452,418     22,269,196
    Koninklijke Philips Electronics NV................................ 2,042,653     44,922,689
    Philips Electronics NV ADR........................................   144,736      3,185,639
                                                                                 --------------
TOTAL NETHERLANDS.....................................................              192,913,168
                                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............................   141,488        284,668
    Contact Energy, Ltd............................................... 1,261,859      5,105,598
    Fletcher Building, Ltd............................................     6,732         33,188
                                                                                 --------------
TOTAL NEW ZEALAND.....................................................                5,423,454
                                                                                 --------------
NORWAY -- (1.1%)
    Aker ASA Series A.................................................    72,828      2,035,435
   *Archer, Ltd.......................................................    53,502         93,892
    Cermaq ASA........................................................    27,247        322,628
    DNB ASA........................................................... 1,511,636     15,870,450
  #*Marine Harvest ASA................................................ 7,530,562      5,016,967

                                     1329

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
NORWAY -- (Continued)
    Norsk Hydro ASA...................................................  3,357,025 $ 13,634,294
    Norsk Hydro ASA Sponsored ADR.....................................     59,900      240,798
    Orkla ASA.........................................................  2,797,062   19,964,836
    Petroleum Geo-Services ASA........................................    400,136    5,855,282
    Stolt-Nielsen, Ltd................................................      8,425      148,365
   *Storebrand ASA....................................................  1,082,306    4,115,120
    Subsea 7 SA.......................................................    590,207   12,335,844
    Wilh Wilhelmsen Holding ASA.......................................        212        5,289
    Yara International ASA............................................     25,801    1,218,333
                                                                                  ------------
TOTAL NORWAY..........................................................              80,857,533
                                                                                  ------------
PORTUGAL -- (0.1%)
  #*Banco Espirito Santo SA...........................................  2,631,973    1,618,164
   *Cimpor Cimentos de Portugal SA....................................    154,035      689,476
  #*EDP Renovaveis SA.................................................    509,426    1,570,135
    Portugal Telecom SA...............................................    525,319    2,228,217
                                                                                  ------------
TOTAL PORTUGAL........................................................               6,105,992
                                                                                  ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd...................................................  5,036,000   12,068,801
    CapitaMalls Asia, Ltd.............................................  1,863,000    2,429,245
    DBS Group Holdings, Ltd...........................................  1,546,831   18,248,621
    Fraser & Neave, Ltd...............................................  1,112,450    7,300,290
    Golden Agri-Resources, Ltd........................................ 13,990,000    8,284,856
   *Indofood Agri Resources, Ltd......................................    198,000      220,049
    Keppel Land, Ltd..................................................    781,000    2,145,204
  #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,128,253
   *Noble Group, Ltd..................................................  2,997,000    2,570,910
   #Overseas Union Enterprise, Ltd....................................    405,000      826,731
    Singapore Airlines, Ltd...........................................  1,585,600   13,461,042
    Singapore Land, Ltd...............................................    532,000    2,529,874
    United Industrial Corp., Ltd......................................  2,152,000    4,573,886
    UOL Group, Ltd....................................................  1,376,600    5,713,193
    Venture Corp., Ltd................................................    307,000    1,836,126
    Wheelock Properties, Ltd..........................................    870,000    1,266,287
                                                                                  ------------
TOTAL SINGAPORE.......................................................              84,603,368
                                                                                  ------------
SPAIN -- (1.6%)
   #Acciona SA........................................................    114,419    4,977,745
    Banco Bilbao Vizcaya Argentaria SA................................    657,948    4,289,300
   #Banco de Sabadell SA..............................................  5,471,762   10,419,707
   #Banco Espanol de Credito SA.......................................    400,117    1,049,024
   #Banco Popular Espanol SA..........................................  4,288,643    8,047,340
    Banco Santander SA................................................  8,130,737   49,230,744
   #Banco Santander SA Sponsored ADR..................................  1,384,686    8,252,729
   #CaixaBank SA......................................................  2,780,883    9,084,077
    Fomento de Construcciones y Contratas SA..........................     41,871      425,551
    Gas Natural SDG SA................................................    928,566   11,433,399
    Iberdrola SA......................................................  1,285,750    4,657,034
   #Repsol SA.........................................................    505,218    8,051,780
                                                                                  ------------
TOTAL SPAIN...........................................................             119,918,430
                                                                                  ------------
SWEDEN -- (3.1%)
    Boliden AB........................................................    612,180    9,281,501
    Holmen AB Series A................................................      6,300      167,311
    Meda AB Series A..................................................    243,357    2,298,101
    Nordea Bank AB....................................................  5,366,449   49,971,785
    Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   25,522,419
    Skandinaviska Enskilda Banken AB Series C.........................     16,918      115,791
   #SSAB AB Series A..................................................    507,586    4,157,544

                                     1330

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SWEDEN -- (Continued)
    SSAB AB Series B..................................................    233,785 $  1,680,023
    Svenska Cellulosa AB Series A.....................................     66,476    1,127,044
    Svenska Cellulosa AB Series B.....................................  1,586,671   26,944,376
    Swedbank AB Series A..............................................  1,100,273   19,123,924
    Tele2 AB Series B.................................................    239,632    3,960,526
    Telefonaktiebolaget LM Ericsson AB Series A.......................     27,246      252,591
   #Telefonaktiebolaget LM Ericsson AB Series B.......................  4,565,475   42,394,228
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162    8,807,498
    TeliaSonera AB....................................................  3,768,582   24,906,836
    Volvo AB Series A.................................................    295,746    3,654,310
                                                                                  ------------
TOTAL SWEDEN..........................................................             224,365,808
                                                                                  ------------
SWITZERLAND -- (5.2%)
   *ABB, Ltd..........................................................  1,249,569   21,725,560
    Adecco SA.........................................................    358,259   15,704,782
   #Alpiq Holding AG..................................................      1,593      215,293
    Aryzta AG.........................................................    163,797    8,130,564
    Baloise Holding AG................................................    200,163   13,207,604
    Banque Cantonale Vaudoise AG......................................        732      373,257
   #Clariant AG.......................................................    429,492    4,532,838
    Credit Suisse Group AG............................................  1,314,363   22,377,204
   #Credit Suisse Group AG Sponsored ADR..............................    838,229   14,300,187
    Givaudan SA.......................................................     14,257   13,855,814
    Holcim, Ltd.......................................................    887,877   52,250,023
    Lonza Group AG....................................................     17,654      796,266
    Novartis AG.......................................................     16,632      976,615
    Novartis AG ADR...................................................    506,359   29,682,765
    PSP Swiss Property AG.............................................     77,670    6,973,247
    St. Galler Kantonalbank AG........................................      3,800    1,305,219
    Sulzer AG.........................................................     44,989    5,802,432
    Swiss Life Holding AG.............................................    123,557   11,787,390
    Swiss Re, Ltd.....................................................  1,108,107   69,365,917
   #UBS AG............................................................  3,833,535   40,328,867
    Zurich Insurance Group AG.........................................    225,125   49,964,797
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             383,656,641
                                                                                  ------------
UNITED KINGDOM -- (20.2%)
    Anglo American P.L.C..............................................    927,413   27,483,328
    Associated British Foods P.L.C....................................    544,326   10,690,448
    Aviva P.L.C.......................................................  8,175,916   37,438,858
    Barclays P.L.C.................................................... 11,591,752   30,189,430
   #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   45,262,062
    BP P.L.C..........................................................  1,395,752    9,267,642
    BP P.L.C. Sponsored ADR...........................................  5,264,260  210,043,974
    Carnival P.L.C....................................................    658,867   22,099,792
   #Carnival P.L.C. ADR...............................................    241,674    8,098,496
    Eurasian Natural Resources Corp. P.L.C............................    404,841    2,480,829
    Evraz P.L.C.......................................................    525,138    1,947,756
    HSBC Holdings P.L.C...............................................    724,498    6,067,292
   #HSBC Holdings P.L.C. Sponsored ADR................................  1,201,217   50,210,871
   *International Consolidated Airlines Group SA......................  3,847,175    9,620,892
    Investec P.L.C....................................................  1,195,168    7,042,062
    John Wood Group P.L.C.............................................    128,173    1,558,716
    Kazakhmys P.L.C...................................................    690,345    7,584,949
    Kingfisher P.L.C.................................................. 10,285,817   42,898,806
    Legal & General Group P.L.C.......................................  2,748,999    5,471,954
   *Lloyds Banking Group P.L.C........................................ 76,981,994   36,512,220
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    5,399,972
    Mondi P.L.C.......................................................  1,450,865   12,343,284
    Old Mutual P.L.C.................................................. 13,164,620   32,405,753
   #Pearson P.L.C. Sponsored ADR......................................  1,698,741   31,902,356

                                     1331

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     SHARES        VALUE++
                                                                     ------        -------
UNITED KINGDOM -- (Continued)
    Resolution, Ltd.........................................      3,311,092 $   10,661,417
    Rexam P.L.C.............................................      4,099,811     27,864,806
   *Royal Bank of Scotland Group P.L.C......................      3,500,216     11,732,126
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.......        377,000      2,559,830
   #Royal Dutch Shell P.L.C. ADR............................      3,323,210    234,485,698
    Royal Dutch Shell P.L.C. Series A.......................          6,558        222,859
    Royal Dutch Shell P.L.C. Series B.......................        255,146      8,975,403
    RSA Insurance Group P.L.C...............................      5,217,096      8,878,605
    Sainsbury (J.) P.L.C....................................      5,529,939     27,967,226
    Travis Perkins P.L.C....................................         38,182        601,756
   *Vedanta Resources P.L.C.................................        189,404      2,880,933
  #*Veripos, Inc............................................         54,011        103,945
    Vodafone Group P.L.C....................................     34,976,333    100,099,366
    Vodafone Group P.L.C. Sponsored ADR.....................      8,116,661    233,354,004
    William Morrison Supermarkets P.L.C.....................      8,127,143     35,285,618
    Wolseley P.L.C..........................................        661,348     23,786,242
    WPP P.L.C...............................................      2,321,912     29,358,597
   #WPP P.L.C. Sponsored ADR................................         38,003      2,415,851
    Xstrata P.L.C...........................................      5,211,952     68,874,523
                                                                            --------------
TOTAL UNITED KINGDOM........................................                 1,484,130,547
                                                                            --------------
TOTAL COMMON STOCKS.........................................                 6,731,763,665
                                                                            --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE............................        334,085     17,190,828
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12......................      6,411,924      1,175,501
                                                                            --------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12..................      1,063,575         10,894
                                                                            --------------
TOTAL RIGHTS/WARRANTS.......................................                     1,186,395
                                                                            --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)          VALUE+
                                                                    -------         ------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund..........................    583,000,000    583,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.19%, 08/01/12 (Collateralized by FNMA 7.000%,
     10/01/38 & 3.500%, 07/01/42, valued at $810,392) to be
     repurchased at $794,506................................           $795        794,502
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                   583,794,502
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,529,248,808)^^...................................                $7,333,935,390
                                                                            ==============

                                     1332

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------------
                                                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                                       -------------- -------------- ------- --------------
Common Stocks
  Australia........................................................... $    3,617,131 $  342,792,699   --    $  346,409,830
  Austria.............................................................             --     17,007,695   --        17,007,695
  Belgium.............................................................      1,896,465     57,875,595   --        59,772,060
  Canada..............................................................    856,342,647             --   --       856,342,647
  Denmark.............................................................             --     95,509,367   --        95,509,367
  Finland.............................................................      1,254,549     41,501,892   --        42,756,441
  France..............................................................     15,019,082    577,246,751   --       592,265,833
  Germany.............................................................     75,530,605    459,730,078   --       535,260,683
  Greece..............................................................             --      3,434,966   --         3,434,966
  Hong Kong...........................................................             --    132,144,146   --       132,144,146
  Ireland.............................................................      4,750,753     10,823,195   --        15,573,948
  Israel..............................................................      5,795,388     36,040,460   --        41,835,848
  Italy...............................................................     15,220,940     71,198,084   --        86,419,024
  Japan...............................................................    103,177,394  1,221,878,842   --     1,325,056,236
  Malaysia............................................................             --             --   --                --
  Netherlands.........................................................     11,565,394    181,347,774   --       192,913,168
  New Zealand.........................................................             --      5,423,454   --         5,423,454
  Norway..............................................................        240,798     80,616,735   --        80,857,533
  Portugal............................................................             --      6,105,992   --         6,105,992
  Singapore...........................................................             --     84,603,368   --        84,603,368
  Spain...............................................................      8,252,729    111,665,701   --       119,918,430
  Sweden..............................................................      8,807,498    215,558,310   --       224,365,808
  Switzerland.........................................................     43,982,952    339,673,689   --       383,656,641
  United Kingdom......................................................    823,733,114    660,397,433   --     1,484,130,547
Preferred Stocks
  Germany.............................................................             --     17,190,828   --        17,190,828
Rights/Warrants
  Spain...............................................................             --      1,175,501   --         1,175,501
  Switzerland.........................................................             --         10,894   --            10,894
Securities Lending Collateral.........................................             --    583,794,502   --       583,794,502
                                                                       -------------- --------------   --    --------------
TOTAL................................................................. $1,979,187,439 $5,354,747,951   --    $7,333,935,390
                                                                       ============== ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                                     1333

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES    VALUE++
                                                                        ------    -------
COMMON STOCKS -- (89.3%)
Consumer Discretionary -- (20.1%)
    Accordia Golf Co., Ltd............................................   4,822 $3,157,768
    Aeon Fantasy Co., Ltd.............................................  57,832    861,790
    Ahresty Corp......................................................  58,000    391,410
    Aigan Co., Ltd....................................................  96,200    395,916
   *Aisan Industry Co., Ltd........................................... 168,600  1,363,246
   #Akebono Brake Industry Co., Ltd................................... 388,800  1,697,814
   #Alpen Co., Ltd....................................................  80,000  1,507,150
    Alpha Corp........................................................  30,400    323,147
    Alpine Electronics, Inc........................................... 217,400  2,281,966
    Amiyaki Tei Co., Ltd..............................................     235    569,773
    Amuse, Inc........................................................  30,399    426,485
  #*Anrakutei Co., Ltd................................................  50,000    263,612
    AOI Pro, Inc......................................................  39,000    260,966
    AOKI Holdings, Inc................................................  97,100  2,158,594
    Aoyama Trading Co., Ltd........................................... 275,800  5,387,457
   *Arata Corp........................................................  40,000    203,570
    Arc Land Sakamoto Co., Ltd........................................  56,500    849,423
    Arnest One Corp................................................... 204,300  2,793,804
   #Asahi Co., Ltd....................................................  64,100  1,055,669
    Asatsu-DK, Inc.................................................... 133,100  3,803,693
   *Ashimori Industry Co., Ltd........................................ 319,000    414,044
    ASKUL Corp........................................................  86,600  1,070,102
    Asti Corp.........................................................  46,000    117,776
   #Atom Corp......................................................... 187,600    869,434
    Atsugi Co., Ltd................................................... 773,000    917,285
    Autobacs Seven Co., Ltd...........................................  74,100  3,647,145
    Avex Group Holdings, Inc.......................................... 152,900  2,315,659
    Belluna Co., Ltd..................................................  31,650    252,719
    Best Bridal, Inc..................................................      81     86,235
  #*Best Denki Co., Ltd............................................... 304,500    583,661
  #*Bic Camera, Inc...................................................   3,095  1,647,506
    Bookoff Corp......................................................  41,100    355,910
    Calsonic Kansei Corp.............................................. 717,000  3,493,781
    Can Do Co., Ltd...................................................     515    644,160
  #*Carchs Holdings Co., Ltd.......................................... 707,200    269,749
    Central Sports Co., Ltd...........................................   5,800     82,706
    Chiyoda Co., Ltd.................................................. 121,500  2,919,016
    Chofu Seisakusho Co., Ltd.........................................  88,800  1,962,046
    Chori Co., Ltd.................................................... 671,000    843,759
    Chuo Spring Co., Ltd.............................................. 202,000    705,123
  #*Clarion Co., Ltd.................................................. 591,000  1,100,037
    Cleanup Corp...................................................... 131,900    821,256
   #Colowide Co., Ltd................................................. 242,950  1,969,552
   Corona Corp........................................................  76,200    967,633
   #Cross Plus, Inc...................................................  22,000    215,846
   #Daido Metal Co., Ltd.............................................. 144,000  1,346,423
    Daidoh, Ltd....................................................... 113,600    774,275
  #*Daiei, Inc. (The)................................................. 511,300  1,178,649
   *Daiichikosho Co., Ltd.............................................  33,800    692,156
    Daikoku Denki Co., Ltd............................................  38,000    698,243
    Daimaruenawin Co., Ltd............................................     400      3,100
    Dainichi Co., Ltd.................................................  54,900    444,972
    Daisyo Corp.......................................................  54,300    724,430
   #DCM Holdings Co., Ltd............................................. 402,300  2,790,775
    Descente, Ltd..................................................... 231,000  1,442,636
  #*Doshisha Co., Ltd.................................................  54,800  1,585,721
    Doutor Nichires Holdings Co., Ltd................................. 143,886  1,798,069
    Dunlop Sports Co., Ltd............................................  41,100    492,058

                                     1334

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Dynic Corp........................................................   128,000 $  247,191
    Eagle Industry Co., Ltd...........................................   119,000    927,353
   #Edion Corp........................................................   361,500  1,741,645
    Exedy Corp........................................................   141,000  2,810,902
   *F&A Aqua Holdings, Inc............................................    68,220    717,530
   #FCC Co., Ltd......................................................   149,900  2,313,071
   *Fields Corp.......................................................       174    283,424
    Fine Sinter Co., Ltd..............................................    49,000    173,809
   *First Juken Co., Ltd..............................................     4,100     36,229
    Foster Electric Co., Ltd..........................................   100,800  1,538,564
   #France Bed Holdings Co., Ltd......................................   750,000  1,603,241
   #F-Tech, Inc.......................................................    25,900    402,199
    Fuji Co., Ltd.....................................................    97,000  2,184,255
    Fuji Corp, Ltd....................................................   104,600    554,271
  #*Fuji Kiko Co., Ltd................................................   148,000    486,182
   #Fuji Kyuko Co., Ltd...............................................   311,000  1,979,679
    Fuji Oozx, Inc....................................................     6,000     25,298
   #Fujibo Holdings, Inc..............................................   357,000    861,838
    Fujikura Rubber, Ltd..............................................    72,900    255,383
   #Fujita Kanko, Inc.................................................   394,100  1,283,817
    Fujitsu General, Ltd..............................................   285,000  2,385,533
    FuKoKu Co., Ltd...................................................    12,600    117,325
    Funai Electric Co., Ltd...........................................    84,200  1,075,291
   #Furukawa Battery Co., Ltd.........................................    71,000    382,076
  #*Futaba Industrial Co., Ltd........................................   248,500  1,158,653
    G-7 Holdings, Inc.................................................    29,200    150,838
   *Gajoen Kanko Co...................................................    37,000         --
    Gakken Holdings Co., Ltd..........................................   322,000    676,312
   #Genki Sushi Co., Ltd..............................................    19,600    250,997
   #Geo Holdings Corp.................................................     1,475  1,639,997
   #GLOBERIDE, Inc....................................................   476,000    558,887
   #Goldwin, Inc......................................................   180,000    931,206
  #*Gourmet Kineya Co., Ltd...........................................    87,000    561,459
    GSI Creos Corp....................................................   222,000    299,177
  #*G-Tekt Corp.......................................................     6,900    162,697
   #Gulliver International Co., Ltd...................................    28,270    860,886
    Gunze, Ltd........................................................   842,000  2,217,755
    H.I.S. Co., Ltd...................................................   101,800  3,515,320
    Hagihara Industries, Inc..........................................     4,200     70,169
   *HAJIME CONSTRUCTION Co., Ltd......................................    15,700    458,349
    Hakuyosha Co., Ltd................................................    88,000    232,985
   #Happinet Corp.....................................................    72,500    695,731
   #Hard Off Corp Co., Ltd............................................    31,200    207,694
    Haruyama Trading Co., Ltd.........................................    47,900    267,365
   *Haseko Corp....................................................... 6,870,500  4,706,058
    Hiday Hidaka Corp.................................................    35,720    584,074
   *Higashi Nihon House Co., Ltd......................................   135,000    623,471
   *HI-LEX Corp.......................................................     5,300     82,534
   #Himaraya Co., Ltd.................................................    35,900    284,459
    Hiramatsu, Inc....................................................       125    125,619
   *H-One Co., Ltd....................................................    13,300    125,774
    Honeys Co., Ltd...................................................    73,620  1,353,334
    Hoosiers Corp.....................................................     1,132    790,991
    I Metal Technology Co., Ltd.......................................   142,000    238,265
   #Ichibanya Co., Ltd................................................    29,700    868,440
    Ichikawa Co., Ltd.................................................    63,000    117,002
  #*Ichikoh Industries, Ltd...........................................   285,000    467,075
    Ikyu Corp.........................................................       651    276,459
   *Imasen Electric Industrial Co., Ltd...............................    65,000    914,379
    Imperial Hotel, Ltd...............................................    11,500    360,563
    Impress Holdings, Inc.............................................    86,800    119,107

                                     1335

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Intage, Inc.......................................................    20,000 $  424,323
    Ishizuka Glass Co., Ltd...........................................   109,000    189,376
   *Izuhakone Railway Co., Ltd........................................       300     20,736
   *Izutsuya Co., Ltd.................................................   375,000    232,919
   *Janome Sewing Machine Co., Ltd....................................   681,000    545,174
    Japan Vilene Co., Ltd.............................................   139,000    589,233
    Japan Wool Textile Co., Ltd. (The)................................   310,000  2,084,621
    Jidosha Buhin Kogyo Co., Ltd......................................    79,000    346,641
  #*Jin Co., Ltd......................................................    22,000    461,690
  #*Joban Kosan Co., Ltd..............................................   250,000    274,318
   #Joshin Denki Co., Ltd.............................................   205,000  2,334,787
    Juntendo Co., Ltd.................................................    17,000     24,549
   #JVC Kenwood Holdings, Inc.........................................   712,530  2,174,289
    Kabuki-Za Co., Ltd................................................    39,000  2,071,518
   #Kadokawa Group Holdings, Inc......................................    88,600  2,497,069
   #Kappa Create Co., Ltd.............................................    58,100  1,274,986
    Kasai Kogyo Co., Ltd..............................................   118,000    608,256
   #Kawai Musical Instruments Manufacturing Co., Ltd..................   357,000    828,987
    Keihin Corp.......................................................   197,500  2,641,749
   #Keiyo Co., Ltd....................................................   175,100  1,083,227
    Kentucky Fried Chicken Japan, Ltd.................................    78,000  2,041,090
    Kimoto Co., Ltd...................................................    70,100    368,448
  #*Kinki Nippon Tourist Co., Ltd.....................................   255,000    345,840
   #Kinugawa Rubber Industrial Co., Ltd...............................   214,000  1,354,259
   #Kisoji Co., Ltd...................................................    88,200  1,795,117
   #Kohnan Shoji Co., Ltd.............................................   127,400  1,519,403
   #Kojima Co., Ltd...................................................   145,700    468,712
    Komatsu Seiren Co., Ltd...........................................   146,000    695,738
    Komeri Co., Ltd...................................................   142,800  3,567,684
    Konaka Co., Ltd...................................................   116,660  1,339,504
   #Kourakuen Corp....................................................    28,800    437,144
    KU Holdings Co., Ltd..............................................    68,200    410,612
    Kura Corp.........................................................    55,400    769,348
    Kurabo Industries, Ltd............................................ 1,090,000  1,858,270
    Kuraudia Co., Ltd.................................................     5,700     77,231
    Kuroganeya Co., Ltd...............................................    11,400     43,868
   #KYB Co., Ltd......................................................   703,000  2,991,951
   #Kyoritsu Maintenance Co., Ltd.....................................    47,960  1,036,136
    Kyoto Kimono Yuzen Co., Ltd.......................................    55,800    652,661
  #*Laox Co., Ltd.....................................................   493,000    199,695
    LEC, Inc..........................................................    21,500    276,781
   #Look, Inc.........................................................   184,000  1,252,922
    Mamiya-Op Co., Ltd................................................   285,000    502,945
   #Marche Corp.......................................................    23,000    214,190
    Mars Engineering Corp.............................................    45,700  1,037,781
  #*Maruei Department Store Co., Ltd..................................   142,000    156,899
  #*Maruzen CHI Holdings Co., Ltd.....................................    11,800     30,033
    Maruzen Co., Ltd..................................................    46,000    322,253
  #*Matsuya Co., Ltd..................................................   161,300  1,417,404
    Matsuya Foods Co., Ltd............................................    46,900    882,071
   #Megane TOP Co., Ltd...............................................   128,600  1,477,120
    Meiko Network Japan Co., Ltd......................................    40,300    407,742
    Meiwa Estate Co., Ltd.............................................    23,500    118,285
    Meiwa Industry Co., Ltd...........................................    28,000     56,581
    Mikuni Corp.......................................................   108,000    235,690
    Misawa Homes Co., Ltd.............................................   109,100  1,592,316
    Mitsuba Corp......................................................   160,690  1,044,806
    Mitsui Home Co., Ltd..............................................   155,000    849,598
    Mizuno Corp.......................................................   447,000  2,318,023
    MOS Food Services, Inc............................................   117,900  2,362,258
    MR Max Corp.......................................................   119,000    464,066

                                     1336

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Murakami Corp.....................................................     7,000 $   85,472
    Musashi Seimitsu Industry Co., Ltd................................    97,700  1,674,654
   *Nafco Co., Ltd....................................................     1,000     17,727
   *Naigai Co., Ltd................................................... 2,643,000  1,479,281
   *Nakayamafuku Co., Ltd.............................................     2,300     18,234
   #Nice Holdings, Inc................................................   460,000  1,090,010
    Nidec Copal Corp..................................................    88,700    760,904
   #Nidec Tosok Corp..................................................   109,300    891,095
    Nifco, Inc........................................................   219,300  4,871,557
    Nihon Eslead Corp.................................................    22,800    185,705
    Nihon Plast Co., Ltd..............................................     1,600     11,625
    Nihon Tokushu Toryo Co., Ltd......................................    56,000    237,257
    Nikkato Corp......................................................       700      4,255
   *Nippon Columbia Co., Ltd..........................................   702,000    213,893
    Nippon Felt Co., Ltd..............................................    67,200    342,117
   #Nippon Piston Ring Co., Ltd.......................................   350,000    641,231
    Nippon Seiki Co., Ltd.............................................   183,400  1,798,921
   #Nishimatsuya Chain Co., Ltd.......................................   250,900  2,134,156
    Nissan Shatai Co., Ltd............................................   298,023  3,262,954
  #*Nissan Tokyo Sales Holdings Co., Ltd..............................   236,000    968,211
   #Nissen Holdings Co., Ltd..........................................   181,591    759,305
    Nissin Kogyo Co., Ltd.............................................   171,800  2,279,720
    Nittan Valve Co., Ltd.............................................    82,800    279,693
    Noritsu Koki Co., Ltd.............................................   101,700    466,672
    Ohashi Technica, Inc..............................................       300      2,082
   *Ohsho Food Service Corp...........................................     6,800    168,388
    Omikenshi Co., Ltd................................................   127,000     67,855
    Onward Holdings Co., Ltd..........................................   617,000  4,612,985
    Pacific Industrial Co., Ltd.......................................   185,500  1,069,404
   #Pal Co., Ltd......................................................    22,700  1,246,514
    Paltac Corp.......................................................   103,334  1,466,838
    PanaHome Corp.....................................................   398,200  2,437,611
   #Parco Co., Ltd....................................................   268,200  3,394,135
    Paris Miki Holdings, Inc..........................................   160,600    992,375
   #PIA Corp..........................................................    26,700    337,291
    Piolax, Inc.......................................................    46,800    991,323
  #*Pioneer Electronic Corp........................................... 1,247,600  3,409,930
    Plenus Co., Ltd...................................................    94,400  1,778,411
    Point, Inc........................................................    77,330  2,700,204
    Press Kogyo Co., Ltd..............................................   488,000  2,157,846
    Pressance Corp....................................................     9,700    152,826
   *Proto Corp........................................................     4,100    130,296
    Renaissance, Inc..................................................     5,500     36,778
   *Renown, Inc.......................................................   242,600    363,686
   #Resort Solution Co., Ltd..........................................   180,000    365,407
    Resorttrust, Inc..................................................   150,108  2,631,879
    Rhythm Watch Co., Ltd.............................................   650,000  1,033,273
    Right On Co., Ltd.................................................    67,325    571,262
    Riken Corp........................................................   395,000  1,531,156
   #Ringer Hut Co., Ltd...............................................    78,500  1,063,718
    Riso Kyoiku Co., Ltd..............................................     9,387    665,080
    Roland Corp.......................................................    92,800    720,808
   #Round One Corp....................................................   310,600  1,594,121
    Royal Holdings Co., Ltd...........................................   137,100  1,619,957
    Ryohin Keikaku Co., Ltd...........................................   104,000  5,619,113
  #*Sagami Chain Co., Ltd.............................................    84,000    666,454
   *Sagami Co., Ltd...................................................   147,000    190,037
   #Saizeriya Co., Ltd................................................   150,900  2,310,307
   #Sakai Ovex Co., Ltd...............................................   243,000    316,406
    SAN HOLDINGS, Inc.................................................    13,600    245,824
    Sanden Corp.......................................................   598,000  1,877,041

                                     1337

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
Consumer Discretionary -- (Continued)
    Sangetsu Co., Ltd................................................. 120,825 $2,968,550
   #Sanko Marketing Foods Co., Ltd....................................     108    127,723
   #Sankyo Seiko Co., Ltd.............................................  72,700    250,903
    Sanoh Industrial Co., Ltd......................................... 126,700  1,006,652
   *Sanyo Housing Nagoya Co., Ltd.....................................     379    395,283
    Sanyo Shokai, Ltd................................................. 678,000  2,242,328
    Scroll Corp.......................................................  89,800    325,328
   *Seiko Holdings Corp............................................... 584,407  1,586,489
    Seiren Co., Ltd................................................... 227,000  1,507,202
   #Senshukai Co., Ltd................................................ 165,200  1,035,736
   *Septeni Holdings Co., Ltd.........................................     119     77,775
   *Seria Co., Ltd....................................................  33,900    521,038
   *Seven Seas Holdings Co., Ltd...................................... 574,200     87,666
   *Shidax Corp.......................................................   3,100     13,999
    Shikibo, Ltd...................................................... 523,000    591,099
    Shimachu Co., Ltd................................................. 214,800  4,514,233
    Shimojima Co., Ltd................................................  19,600    238,253
    Shinyei Kaisha....................................................  42,000     59,270
    Shiroki Corp...................................................... 285,000    743,758
    Shobunsha Publications, Inc....................................... 320,700  2,213,677
   #Shochiku Co., Ltd................................................. 423,400  4,143,463
    Shoei Co., Ltd....................................................   1,600      9,940
    Showa Corp........................................................ 320,400  2,455,078
    SKY Perfect JSAT Holdings, Inc....................................   8,199  3,415,826
    SNT Corp.......................................................... 103,800    456,527
    Soft99 Corp.......................................................  70,600    433,688
    Sotoh Co., Ltd....................................................  49,700    495,154
    SPK Corp..........................................................  16,800    286,617
   *St. Marc Holdings Co., Ltd........................................  38,100  1,438,266
   *Starbucks Coffee Japan, Ltd.......................................      98     63,404
   *Starts Corp., Inc.................................................   1,000      5,873
    Studio Alice Co., Ltd.............................................  42,900    714,665
    Suminoe Textile Co., Ltd.......................................... 328,000    646,959
    Sumitomo Forestry Co., Ltd........................................ 436,666  3,762,988
  #*SxL Corp.......................................................... 509,000    883,602
    T. RAD Co., Ltd................................................... 296,000    964,166
    Tachikawa Corp....................................................  50,800    278,434
    Tachi-S Co., Ltd.................................................. 112,840  1,850,627
   #Tact Home Co., Ltd................................................     425    418,604
    Taiho Kogyo Co., Ltd..............................................  92,800    995,328
    Takamatsu Construction Group Co., Ltd.............................  90,500  1,570,498
   #Taka-Q Co., Ltd...................................................  48,000    138,681
    Take & Give Needs Co., Ltd........................................   2,879    239,302
    Takihyo Co., Ltd..................................................  30,000    163,465
    Tamron Co., Ltd...................................................  76,900  2,505,546
   #TBK Co., Ltd......................................................  88,000    460,295
    Teikoku Sen-I Co., Ltd............................................  92,000    709,545
   *Ten Allied Co., Ltd...............................................  50,000    172,544
   #T-GAIA Corp.......................................................     735  1,501,451
    Tigers Polymer Corp...............................................  59,000    231,237
   *Toa Corp..........................................................  20,000    135,647
    Toabo Corp........................................................ 159,000    104,887
   *Toei Animation Co., Ltd...........................................   2,500     55,057
    Toei Co., Ltd..................................................... 330,000  1,557,621
   *Tohokushinsha Film Corp...........................................   2,800     22,831
    Tokai Rika Co., Ltd............................................... 149,100  2,303,808
    Tokai Rubber Industries, Ltd...................................... 187,000  2,028,446
    Tokai Senko K.K................................................... 118,000    124,682
   #Token Corp........................................................  32,670  1,425,520
   #Tokyo Derica Co., Ltd.............................................  31,500    381,332
   *Tokyo Dome Corp................................................... 806,200  2,334,116

                                     1338

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Consumer Discretionary -- (Continued)
    Tokyo Individualized Educational Institute, Inc...................    31,600 $     58,300
    Tokyo Kaikan Co., Ltd.............................................    12,000       46,110
    Tokyo Soir Co., Ltd...............................................    49,000      126,999
   #Tokyotokeiba Co., Ltd.............................................   828,000    1,128,442
   #Tokyu Recreation Co., Ltd.........................................    77,000      441,839
   #Tomy Co., Ltd.....................................................   297,893    1,842,706
    Topre Corp........................................................   186,100    1,694,958
    Toridoll.Corp.....................................................    74,800    1,295,028
   *Totenko Co., Ltd..................................................    45,000       82,238
    Touei Housing Corp................................................    76,240      792,259
    Tow Co., Ltd......................................................     7,000       45,126
    Toyo Tire & Rubber Co., Ltd.......................................   821,000    2,442,958
    Toyobo Co., Ltd................................................... 4,158,000    5,242,003
    TPR Co., Ltd......................................................   104,400    1,501,173
    TS Tech Co., Ltd..................................................   232,200    3,732,209
    TSI Holdings Co., Ltd.............................................   350,795    2,182,881
   *Tsukamoto Co., Ltd................................................   124,000      209,397
    Tsutsumi Jewelry Co., Ltd.........................................    49,300    1,156,274
    TV Asahi Corp.....................................................       326      513,575
    TV Tokyo Holdings Corp............................................    13,900      161,235
    Umenohana Co., Ltd................................................        44       99,935
    Unipres Corp......................................................   153,300    4,055,370
    United Arrows, Ltd................................................    82,300    2,154,941
  #*Unitika, Ltd...................................................... 2,573,000    1,274,023
   *Usen Corp.........................................................   163,230      145,127
    U-Shin, Ltd.......................................................   109,500      685,233
   *Village Vanguard Co., Ltd.........................................       120      113,025
   *VT Holdings Co., Ltd..............................................    62,100      542,230
    Watabe Wedding Corp...............................................    29,500      267,350
   #WATAMI Co., Ltd...................................................   104,500    2,298,027
  #*West Holdings Corp................................................    28,800      572,568
    Wowow, Inc........................................................        49      111,275
    Xebio Co., Ltd....................................................   111,000    2,415,112
  #*Yamatane Corp.....................................................   346,000      478,865
    Yellow Hat, Ltd...................................................    80,000    1,288,145
    Yomiuri Land Co., Ltd.............................................   225,000      711,517
    Yonex Co., Ltd....................................................    40,000      256,773
    Yorozu Corp.......................................................    62,500      925,660
   #Yoshinoya Holdings Co., Ltd.......................................     2,238    2,982,083
    Zenrin Co., Ltd...................................................   131,800    1,249,727
   #Zensho Co., Ltd...................................................   313,600    4,011,048
   *Zojirushi Corp....................................................     5,000       17,505
                                                                                 ------------
Total Consumer Discretionary..........................................            371,795,211
                                                                                 ------------
Consumer Staples -- (9.0%)
   *Aderans Co., Ltd..................................................   120,950    1,460,593
  #*Aeon Hokkaido Corp................................................   391,700    1,809,284
    Ahjikan Co., Ltd..................................................    10,500      103,324
    Ain Pharmaciez, Inc...............................................    47,300    2,958,409
    Arcs Co., Ltd.....................................................   132,600    2,912,057
    Ariake Japan Co., Ltd.............................................   103,700    2,223,757
   *Artnature, Inc....................................................     2,200       30,459
    Belc Co., Ltd.....................................................    12,600      179,148
    Cawachi, Ltd......................................................    81,900    1,652,094
    Chubu Shiryo Co., Ltd.............................................    89,000      572,269
    Chuo Gyorui Co., Ltd..............................................    93,000      224,421
    Coca-Cola Central Japan Co., Ltd..................................   111,200    1,428,979
    Cocokara fine, Inc................................................    64,760    2,197,371
    Cosmos Pharmaceutical Corp........................................    38,100    3,098,401
   *CREATE SD HOLDINGS Co., Ltd.......................................     7,000      192,802
   #CVS Bay Area, Inc.................................................   102,000      124,796

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

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Staples -- (Continued)
   #Daikokutenbussan Co., Ltd.........................................    16,800 $  470,337
   #Dr. Ci:Labo Co., Ltd..............................................       559  1,884,422
    Dydo Drinco, Inc..................................................    49,800  2,323,079
    Echo Trading Co., Ltd.............................................    11,000     95,856
   #Ensuiko Sugar Refining Co., Ltd...................................   102,000    261,998
    Ezaki Glico Co., Ltd..............................................     5,000     57,655
    Fancl Corp........................................................   181,300  2,207,609
  #*First Baking Co., Ltd.............................................   183,000    192,996
    Fuji Oil Co., Ltd.................................................   268,900  3,390,619
    Fujicco Co., Ltd..................................................   116,600  1,434,362
  #*Fujiya Co., Ltd...................................................   534,000  1,332,245
   *GROWELL HOLDINGS Co., Ltd.........................................    16,700    608,612
    Hagoromo Foods Corp...............................................    40,000    595,253
    Harashin Narus Holdings Co., Ltd..................................    61,500  1,086,628
  #*Hayashikane Sangyo Co., Ltd.......................................   299,000    235,391
    Heiwado Co., Ltd..................................................   152,800  2,201,342
   #Hohsui Corp.......................................................   131,000    164,764
    Hokkaido Coca-Cola Bottling Co., Ltd..............................    87,000    438,589
   #Hokuto Corp.......................................................   113,700  2,224,239
   #Inageya Co., Ltd..................................................   175,000  2,092,040
    Ito En, Ltd.......................................................    58,500  1,110,986
    Itochu-Shokuhin Co., Ltd..........................................    27,400  1,013,889
    Itoham Foods, Inc.................................................   674,800  2,816,627
    Izumiya Co., Ltd..................................................   447,000  2,222,490
    J-Oil Mills, Inc..................................................   477,000  1,367,605
   #Kameda Seika Co., Ltd.............................................    70,100  1,768,842
    Kasumi Co., Ltd...................................................   210,300  1,484,353
    Kato Sangyo Co., Ltd..............................................   109,300  2,061,642
   #Key Coffee, Inc...................................................    79,700  1,490,399
    Kirindo Co., Ltd..................................................    28,300    194,632
    Kose Corp.........................................................   144,300  3,379,818
   #Kusuri No Aoki Co., Ltd...........................................    10,900    448,379
    Kyodo Shiryo Co., Ltd.............................................   346,000    391,474
   #Kyokuyo Co., Ltd..................................................   379,000    908,142
   #Life Corp.........................................................   183,400  3,450,531
   #Lion Corp.........................................................    57,000    315,821
    Mandom Corp.......................................................    83,500  2,136,856
    Marudai Food Co., Ltd.............................................   465,000  1,749,552
   #Maruetsu, Inc. (The)..............................................   375,000  1,374,758
   #Maruha Nichiro Holdings, Inc...................................... 1,941,069  2,892,150
   #Matsumotokiyoshi Holdings Co., Ltd................................   152,100  3,426,696
   *Maxvalu Tohok Co., Ltd............................................    18,200    154,189
    Maxvalu Tokai Co., Ltd............................................    57,500    816,716
    Megmilk Snow Brand Co., Ltd.......................................   222,200  3,760,030
    Meito Sangyo Co., Ltd.............................................    53,600    715,597
    Mikuni Coca-Cola Bottling Co., Ltd................................   171,600  1,484,057
    Milbon Co., Ltd...................................................    49,614  1,558,869
    Ministop Co., Ltd.................................................    75,800  1,326,211
    Mitsubishi Shokuhin Co., Ltd......................................    87,800  2,015,684
   #Mitsui Sugar Co., Ltd.............................................   454,850  1,504,194
    Miyoshi Oil & Fat Co., Ltd........................................   261,000    322,384
    Morinaga & Co., Ltd...............................................   933,000  2,141,463
    Morinaga Milk Industry Co., Ltd...................................   921,000  3,343,458
   #Morishita Jinton Co., Ltd.........................................    47,800    225,103
   #Morozoff, Ltd.....................................................   108,000    369,522
    Nagatanien Co., Ltd...............................................   119,000  1,165,566
    Nakamuraya Co., Ltd...............................................   207,000  1,008,638
    Natori Co., Ltd...................................................     2,000     21,803
   #Nichimo Co., Ltd..................................................   140,000    283,935
    Nichirei Corp..................................................... 1,248,000  6,329,402
   #Nihon Chouzai Co., Ltd............................................    20,300    764,570

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

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Consumer Staples -- (Continued)
   #Niitaka Co., Ltd..................................................     7,260 $     86,352
    Nippon Beet Sugar Manufacturing Co., Ltd..........................   543,000    1,140,229
    Nippon Flour Mills Co., Ltd.......................................   557,000    2,449,943
   #Nippon Formula Feed Manufacturing Co., Ltd........................   289,000      385,695
   #Nippon Suisan Kaisha, Ltd......................................... 1,182,600    2,725,287
    Nisshin Oillio Group, Ltd. (The)..................................   550,000    2,173,510
    Nissin Sugar Holdings Co., Ltd....................................    15,500      294,475
    Nitto Fuji Flour Milling Co., Ltd.................................    64,000      241,632
    Noevir Holdings Co., Ltd..........................................    25,100      295,307
    Oenon Holdings, Inc...............................................   250,000      621,220
   #Oie Sangyo Co., Ltd...............................................    20,900      212,585
    Okuwa Co., Ltd....................................................   115,000    1,590,234
    Olympic Corp......................................................    64,900      641,730
   *OUG Holdings, Inc.................................................     3,000        5,660
    Pietro Co., Ltd...................................................     8,900       97,723
   #Pigeon Corp.......................................................    86,500    3,767,451
   #Poplar Co., Ltd...................................................    25,760      172,939
    Prima Meat Packers, Ltd...........................................   680,000    1,245,554
   #Riken Vitamin Co., Ltd............................................    79,200    2,225,713
    Rock Field Co., Ltd...............................................    47,700      899,348
    S Foods, Inc......................................................    73,762      654,456
    Sakata Seed Corp..................................................   164,600    2,177,179
    San-A Co., Ltd....................................................    29,200    1,086,294
    Sapporo Holdings, Ltd............................................. 1,621,000    5,098,465
    Shoei Foods Corp..................................................    44,000      331,199
    Showa Sangyo Co., Ltd.............................................   524,000    1,710,990
    Sogo Medical Co., Ltd.............................................    23,300      831,070
    Sonton Food Industry Co., Ltd.....................................    43,000      378,649
    Starzen Co., Ltd..................................................   283,000      794,801
    Takara Holdings, Inc..............................................   834,500    5,697,418
    Three F Co., Ltd..................................................    14,600       95,152
   #Tobu Store Co., Ltd...............................................   205,000      678,205
   #Toho Co., Ltd.....................................................   163,000      628,881
   #Tohto Suisan Co., Ltd.............................................   138,000      212,087
    Torigoe Co., Ltd. (The)...........................................    86,600      668,450
    Toyo Sugar Refining Co., Ltd......................................   157,000      175,613
    Tsuruha Holdings, Inc.............................................    73,200    4,732,961
    Unicafe, Inc......................................................     3,360       16,221
    Uoriki Co., Ltd...................................................       400        5,149
    Valor Co., Ltd....................................................   175,400    2,856,751
    Warabeya Nichiyo Co., Ltd.........................................    51,360      889,918
    Yaizu Suisankagaku Industry Co., Ltd..............................    41,000      387,749
    Yamaya Corp.......................................................    10,400      161,823
    Yaoko Co., Ltd....................................................    40,800    1,497,991
   #Yokohama Reito Co., Ltd...........................................   189,100    1,483,599
    Yomeishu Seizo Co., Ltd...........................................   100,000      897,961
    Yonekyu Corp......................................................   100,000      936,040
    Yuasa Funashoku Co., Ltd..........................................   112,000      267,353
   #Yukiguni Maitake Co., Ltd.........................................   101,856      394,996
    Yutaka Foods Corp.................................................     6,000      109,611
                                                                                 ------------
Total Consumer Staples................................................            166,912,852
                                                                                 ------------
Energy -- (0.9%)
    AOC Holdings, Inc.................................................   176,100      575,660
    BP Castrol K.K....................................................    66,500      279,102
  #*Fuji Kosan Co., Ltd...............................................   331,000      243,397
    Itochu Enex Co., Ltd..............................................   302,200    1,642,035
   #Japan Drilling Co., Ltd...........................................    21,900      658,949
    Japan Oil Transportation Co., Ltd.................................    79,000      185,081
    Kanto Natural Gas Development Co., Ltd............................   155,000      795,613
  #*Kyoei Tanker Co., Ltd.............................................   111,000      270,336

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
Energy -- (Continued)
    Mitsuuroko Holdings Co., Ltd......................................   166,300 $ 1,104,313
   #Modec, Inc........................................................   101,000   1,821,109
   #Nippon Gas Co., Ltd...............................................   148,900   1,943,635
    Nippon Seiro Co., Ltd.............................................    64,000     186,548
    Sala Corp.........................................................   128,500     848,615
    San-Ai Oil Co., Ltd...............................................   273,000   1,318,989
    Shinko Plantech Co., Ltd..........................................   182,900   1,686,256
    Sinanen Co., Ltd..................................................   251,000   1,064,917
    Toa Oil Co., Ltd..................................................   352,000     402,894
    Toyo Kanetsu K.K..................................................   519,000   1,155,543
                                                                                 -----------
Total Energy..........................................................            16,182,992
                                                                                 -----------
Financials -- (10.0%)
    77 Bank, Ltd. (The)...............................................   155,000     583,395
    Aichi Bank, Ltd. (The)............................................    54,200   2,683,896
    Airport Facilities Co., Ltd.......................................   125,070     574,073
    Akita Bank, Ltd. (The)............................................   875,400   2,391,586
    Aomori Bank, Ltd. (The)...........................................   879,000   2,654,352
    Asax Co., Ltd.....................................................        17      17,354
    Awa Bank, Ltd. (The)..............................................   672,000   4,126,417
    Bank of Iwate, Ltd. (The).........................................    69,300   2,912,291
    Bank of Kochi, Ltd. (The).........................................     3,000       3,091
    Bank of Nagoya, Ltd. (The)........................................   701,297   2,119,089
    Bank of Okinawa, Ltd. (The).......................................    94,000   3,974,964
    Bank of Saga, Ltd. (The)..........................................   625,000   1,471,214
    Bank of the Ryukyus, Ltd..........................................   163,680   2,003,653
   *Chiba Kogyo Bank, Ltd. (The)......................................   180,300     973,441
    Chukyo Bank, Ltd. (The)...........................................   675,000   1,451,993
   *Cosmos Initia Co., Ltd............................................    46,700     326,379
    Daibiru Corp......................................................   228,000   1,592,160
    Daiko Clearing Services Corp......................................    49,700     181,228
   #Daikyo, Inc....................................................... 1,412,000   3,534,025
    Daisan Bank, Ltd. (The)...........................................   660,000   1,200,319
    Daishi Bank, Ltd. (The)........................................... 1,449,000   4,239,352
    Daito Bank, Ltd. (The)............................................   546,000     430,030
    Ehime Bank, Ltd. (The)............................................   646,000   1,744,404
    Eighteenth Bank, Ltd. (The)....................................... 1,079,000   2,717,534
    FIDEA Holdings Co., Ltd...........................................   380,100     732,198
    Fukui Bank, Ltd. (The)............................................   986,000   2,183,295
    Fukushima Bank, Ltd. (The)........................................ 1,025,000     702,985
    Fuyo General Lease Co., Ltd.......................................    84,500   2,739,771
    Goldcrest Co., Ltd................................................    78,540   1,209,132
    Heiwa Real Estate Co., Ltd........................................   732,000   1,706,374
    Higashi-Nippon Bank, Ltd..........................................   659,000   1,435,731
    Higo Bank, Ltd. (The).............................................   713,000   3,755,006
    Hokkoku Bank, Ltd. (The).......................................... 1,107,000   4,020,120
    Hokuetsu Bank, Ltd. (The).........................................   958,000   1,825,629
   *Hulic Co., Ltd....................................................    48,000     251,284
    Hyakugo Bank, Ltd. (The).......................................... 1,075,609   4,503,123
    Hyakujishi Bank, Ltd. (The)....................................... 1,052,000   3,861,310
    IBJ Leasing Co., Ltd..............................................    85,800   2,156,913
   *Ichigo Group Holdings Co., Ltd....................................        19       2,221
    Ichiyoshi Securities Co., Ltd.....................................   165,800     807,860
    Iida Home Max Co., Ltd............................................    88,100     801,306
    Iwai Cosmo Holdings, Inc..........................................    46,500     173,359
   *J Trust Co., Ltd..................................................    88,400     889,191
  #*Japan Asia Investment Co., Ltd....................................   520,000     328,923
    Juroku Bank, Ltd.................................................. 1,394,000   4,556,741
   #kabu.com Securities Co., Ltd......................................   352,100   1,055,483
    Kagoshima Bank, Ltd. (The)........................................   590,000   3,547,340
   *Kansai Urban Banking Corp.........................................    59,000      75,008

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Financials -- (Continued)
    Keihanshin Building Co., Ltd......................................    32,400 $  143,626
    Keiyo Bank, Ltd. (The)............................................   612,000  2,743,163
   *Kenedix, Inc......................................................    11,449  1,503,178
   #Kirayaka Bank, Ltd................................................   132,800    136,820
    Kita-Nippon Bank, Ltd. (The)......................................    49,406  1,349,260
    Kiyo Holdings, Inc................................................ 3,119,900  4,370,769
    Kobayashi Yoko Co., Ltd...........................................   222,400    482,637
   #Kosei Securities Co., Ltd.........................................   285,000    277,117
    Kyokuto Securities Co., Ltd.......................................    91,400    662,778
   *Leopalace21 Corp..................................................   985,885  3,298,289
    Marusan Securities Co., Ltd.......................................   293,600    965,539
    Matsui Securities Co., Ltd........................................   525,200  3,078,876
    Michinoku Bank, Ltd. (The)........................................   736,000  1,458,410
    Mie Bank, Ltd. (The)..............................................   187,000    411,629
    Minato Bank, Ltd. (The)........................................... 1,063,000  1,920,323
    Mito Securities Co., Ltd..........................................   254,000    468,383
    Miyazaki Bank, Ltd. (The).........................................   675,000  1,676,653
   #Monex Group, Inc..................................................     9,155  1,485,693
    Musashino Bank, Ltd...............................................   135,500  3,748,378
    Nagano Bank, Ltd. (The)...........................................   350,000    645,945
    Nanto Bank, Ltd. (The)............................................   491,000  2,074,852
   *New Real Property K.K.............................................    43,900         --
    Nisshin Fudosan Co., Ltd..........................................    95,000    551,911
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 1,326,000  4,568,906
    Oita Bank, Ltd. (The).............................................   764,900  2,423,621
    Okasan Securities Group, Inc......................................   832,000  2,931,500
   *Relo Holdings, Inc................................................     4,900    170,396
    Ricoh Leasing Co., Ltd............................................    81,900  1,882,350
    San-in Godo Bank, Ltd. (The)......................................   766,000  5,359,205
    Sapporo Hokuyo Holdings, Inc......................................   770,300  2,202,530
   *Sawada Holdings Co., Ltd..........................................     2,400     13,956
   #Shiga Bank, Ltd...................................................   206,000  1,127,818
    Shikoku Bank, Ltd.................................................   876,000  2,103,025
    Shimizu Bank, Ltd.................................................    38,700  1,016,592
   *Sparx Group Co., Ltd..............................................     1,089     70,571
    Sumitomo Real Estate Sales Co., Ltd...............................    41,710  2,164,919
    Sun Frontier Fudousan Co., Ltd....................................       208     43,433
    Taiko Bank, Ltd. (The)............................................    71,000    179,699
  #*Takagi Securities Co., Ltd........................................   206,000    228,344
    Takara Leben Co., Ltd.............................................   133,300  1,217,808
    TOC Co., Ltd......................................................   435,250  2,300,112
    Tochigi Bank, Ltd.................................................   726,000  2,329,472
    Toho Bank, Ltd....................................................   931,200  2,863,829
    Toho Real Estate Co., Ltd.........................................   140,700    740,079
    Tohoku Bank, Ltd. (The)...........................................   415,000    601,562
    Tokai Tokyo Financial Holdings, Inc............................... 1,023,000  3,438,592
   #Tokyo Rakutenchi Co., Ltd.........................................   218,000    826,629
   *Tokyo Tatemono Co., Ltd........................................... 1,893,000  6,973,987
   #Tokyo Theatres Co., Inc...........................................   350,000    464,498
    Tokyo Tomin Bank, Ltd.............................................   141,200  1,274,364
    Tokyu Livable, Inc................................................   110,100  1,282,921
    Tomato Bank, Ltd..................................................   404,000    702,990
    TOMONY Holdings, Inc..............................................   661,650  2,689,520
    Tosei Corp........................................................     1,359    533,077
    Tottori Bank, Ltd.................................................   329,000    601,891
    Towa Bank, Ltd.................................................... 1,384,000  1,373,334
    Toyo Securities Co., Ltd..........................................   328,000    558,132
    Tsukuba Bank, Ltd. (The)..........................................   260,500    885,207
    Yachiyo Bank, Ltd. (The)..........................................    34,700    696,879
    Yamagata Bank, Ltd................................................   661,500  2,696,334

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
                                                                        SHARES      VALUE++
                                                                        ------      -------
Financials -- (Continued)
    Yamanashi Chuo Bank, Ltd.......................................... 667,000 $  2,798,503
                                                                               ------------
Total Financials......................................................          185,017,357
                                                                               ------------
Health Care -- (4.4%)
    As One Corp.......................................................  72,368    1,554,168
    Asahi Intecc Co., Ltd.............................................   6,400      174,780
    ASKA Pharmaceutical Co., Ltd...................................... 106,000      577,028
    BML, Inc..........................................................  42,500    1,139,925
   #CMIC Holdings Co., Ltd............................................  34,100      527,088
    Create Medic Co., Ltd.............................................  28,000      286,630
    Daito Pharmaceutical Co., Ltd.....................................  19,000      265,678
    Eiken Chemical Co., Ltd...........................................  74,800    1,009,091
   *EPS Corp..........................................................     461    1,248,357
    FALCO SD HOLDINGS Co., Ltd........................................  36,300      434,896
    Fuso Pharmaceutical Industries, Ltd............................... 344,000    1,043,421
    Hitachi Medical Corp..............................................  85,000    1,109,284
    Hogy Medical Co., Ltd.............................................  54,000    2,612,908
    Iwaki & Co., Ltd..................................................  66,000      143,627
   #Japan Medical Dynamic Marketing, Inc..............................  44,900      130,945
   *JCR Pharmaceuticals Co., Ltd......................................   6,200       66,097
    Jeol, Ltd......................................................... 302,000      673,770
    JMS Co., Ltd...................................................... 126,000      422,348
    Kaken Pharmaceutical Co., Ltd..................................... 364,000    5,161,361
    Kawanishi Holdings, Ltd...........................................   5,000       47,591
    Kawasumi Laboratories, Inc........................................  46,300      267,709
    Kissei Pharmaceutical Co., Ltd.................................... 106,300    1,864,580
    KYORIN Holdings, Inc.............................................. 214,000    4,663,985
   *Message Co., Ltd..................................................     115      399,518
    Mochida Pharmaceutical Co., Ltd................................... 295,000    3,528,402
   *Nagaileben Co., Ltd...............................................  45,700      690,530
   *Nakanishi, Inc....................................................   1,100      113,639
    Nichii Gakkan Co.................................................. 234,000    2,183,393
   *Nichi-iko Pharmaceutical Co., Ltd.................................  41,200      881,960
   #Nihon Kohden Corp................................................. 173,900    5,651,666
    Nikkiso Co., Ltd.................................................. 295,000    3,364,374
    Nippon Chemiphar Co., Ltd......................................... 139,000      760,132
    Nippon Shinyaku Co., Ltd.......................................... 239,000    2,933,365
   #Nipro Corp........................................................ 585,900    3,231,971
    Nissui Pharmaceutical Co., Ltd....................................  64,200      644,446
    Paramount Bed Holdings Co., Ltd...................................  82,000    2,478,111
    Rion Co., Ltd.....................................................   5,000       34,755
    Rohto Pharmaceutical Co., Ltd..................................... 424,000    5,733,027
    Sawai Pharmaceutical Co., Ltd.....................................  44,100    4,805,330
    Seikagaku Corp.................................................... 179,800    1,869,192
   #*Shin Nippon Biomedical Laboratories, Ltd.........................  24,700       63,562
    Ship Healthcare Holdings, Inc..................................... 149,600    3,911,041
   *Shofu, Inc........................................................   4,000       43,132
    Taiko Pharmaceutical Co., Ltd.....................................  17,200      161,311
    Techno Medica Co., Ltd............................................       3       11,994
    Toho Holdings Co., Ltd............................................ 217,800    4,272,867
   *Tokai Corp........................................................  11,600      296,608
    Torii Pharmaceutical Co., Ltd.....................................  65,200    1,433,168
   #Towa Pharmaceutical Co., Ltd......................................  44,900    2,621,794
   #Tsukui Corp.......................................................  34,600      548,300
    Vital KSK Holdings, Inc........................................... 151,300    1,492,965
  #*Wakamoto Pharmaceutical Co., Ltd.................................. 100,000      263,405
   #ZERIA Pharmaceutical Co., Ltd..................................... 109,000    1,859,228
                                                                               ------------
Total Health Care.....................................................           81,708,453
                                                                               ------------
Industrials -- (24.7%)
  #*A&A Material Corp................................................. 235,000      204,992

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
Industrials -- (Continued)
    Advan Co., Ltd....................................................  96,900 $1,022,542
  #*Advanex, Inc......................................................  73,000     71,112
   #Aeon Delight Co., Ltd.............................................  87,100  2,007,088
    Aica Kogyo Co., Ltd............................................... 246,200  3,800,097
    Aichi Corp........................................................ 132,000    592,131
    Aida Engineering, Ltd............................................. 276,800  1,643,488
    Airtech Japan, Ltd................................................  11,600     50,853
   *Alinco, Inc.......................................................   1,400     10,664
    Alps Logistics Co., Ltd...........................................  50,700    508,222
    Altech Co., Ltd...................................................  16,700     39,011
    Altech Corp.......................................................  37,150    283,308
    Amano Corp........................................................ 281,000  2,251,649
    Ando Corp......................................................... 450,000    560,891
    Anest Iwata Corp.................................................. 155,000    709,476
   *Arrk Corp......................................................... 144,400    330,112
    Asahi Diamond Industrial Co., Ltd................................. 253,200  2,913,999
    Asahi Kogyosha Co., Ltd........................................... 109,000    405,660
  #*Asanuma Corp...................................................... 796,000    556,773
    Asia Air Survey Co., Ltd..........................................  30,000    101,642
    Asunaro Aoki Construction Co., Ltd................................ 154,000    773,205
   #Ataka Construction & Engineering Co., Ltd.........................  60,000    289,983
    Bando Chemical Industries, Ltd.................................... 351,000  1,244,182
    Benefit One, Inc..................................................     114    115,075
    Biken Techno Corp.................................................   3,900     25,383
   *Bunka Shutter Co., Ltd............................................ 227,000  1,014,496
    Central Glass Co., Ltd............................................ 894,000  3,305,404
    Central Security Patrols Co., Ltd.................................  43,700    442,867
    Chiyoda Integre Co., Ltd..........................................  11,500    135,549
    Chudenko Corp..................................................... 130,500  1,232,182
    Chugai Ro Co., Ltd................................................ 342,000    982,768
    CKD Corp.......................................................... 259,200  1,621,115
    COMSYS Holdings Corp.............................................. 368,000  4,586,688
   #Cosel Co., Ltd.................................................... 109,300  1,440,832
    CTI Engineering Co., Ltd..........................................  44,600    255,077
    Dai-Dan Co., Ltd.................................................. 156,000    893,552
    Daido Kogyo Co., Ltd.............................................. 145,000    256,331
    Daifuku Co., Ltd.................................................. 406,500  2,424,044
   *Daihatsu Diesel Manufacturing Co., Ltd............................  12,000     33,790
   #Daihen Corp....................................................... 468,000  1,443,350
    Daiho Corp........................................................ 763,000    871,594
  #*Daiichi Chuo K.K.................................................. 519,000    523,716
    Daiichi Jitsugyo Co., Ltd......................................... 194,000    917,965
   #Daiseki Co., Ltd.................................................. 170,363  2,850,485
   #Daiseki Eco. Solution Co., Ltd....................................      97    162,181
  #*Daisue Construction Co., Ltd...................................... 276,500    181,881
    Daiwa Industries, Ltd............................................. 178,000    848,270
    Daiwa Odakyu Construction Co., Ltd................................  63,500    143,192
   *Danto Holdings Corp............................................... 303,000    296,060
    Denyo Co., Ltd....................................................  85,100    976,887
    Dijet Industrial Co., Ltd.........................................  80,000    155,592
    DMW Corp..........................................................   4,800     88,887
   *Dream Incubator, Inc..............................................     173    146,051
    Duskin Co., Ltd................................................... 223,500  4,407,051
   *Ebara Corp........................................................ 444,000  1,668,214
    Ebara Jitsugyo Co., Ltd...........................................   7,300    111,375
    Eidai Co., Ltd....................................................  11,000     51,486
   #Emori & Co., Ltd..................................................   9,300    101,073
   *Endo Lighting Corp................................................  27,000    862,122
   *en-japan, Inc.....................................................      55     56,211
   *Enshu, Ltd........................................................ 194,000    171,983
    Freesia Macross Corp.............................................. 524,000     87,266

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
  #*Fudo Tetra Corp...................................................   646,600 $  894,734
    Fujikura, Ltd..................................................... 1,656,000  4,962,978
  #*Fujisash Co., Ltd.................................................    72,000     69,079
    Fujitec Co., Ltd..................................................   323,000  1,946,698
   #Fukuda Corp.......................................................   575,000  2,007,843
    Fukushima Industries Corp.........................................    29,700    420,133
    Fukuyama Transporting Co., Ltd....................................   629,400  3,520,685
   #Funai Consulting, Inc.............................................   100,300    677,215
   *Furukawa Co., Ltd................................................. 1,391,000  1,146,786
   *Furukawa Electric Co., Ltd........................................   262,000    543,116
   #Furusato Industries, Ltd..........................................    50,600    498,136
    Futaba Corp.......................................................   154,300  2,295,974
    Gecoss Corp.......................................................   112,400    587,997
    Glory, Ltd........................................................   243,000  5,028,257
    Hamakyorex Co., Ltd...............................................    14,800    499,002
    Hanwa Co., Ltd....................................................   855,000  3,051,171
   #Hazama Corp.......................................................   371,600    895,065
    Hibiya Engineering, Ltd...........................................   125,900  1,407,123
    Hisaka Works, Ltd.................................................    79,000    646,385
   *Hitachi Cable, Ltd................................................   801,000  1,372,097
    Hitachi Koki Co., Ltd.............................................   233,100  1,731,609
    Hitachi Metals Techno, Ltd........................................    56,500    426,830
    Hitachi Tool Engineering, Ltd.....................................    94,000  1,022,773
    Hitachi Zosen Corp................................................ 3,596,000  4,384,010
    Hokuetsu Industries Co., Ltd......................................    85,000    209,311
    Hokuriku Electrical Construction Co., Ltd.........................    56,000    164,822
    Hoshizaki Electric Co., Ltd.......................................    91,200  2,341,682
    Hosokawa Micron Corp..............................................   140,000    699,886
    Howa Machinery, Ltd...............................................   511,000    447,061
    Ichiken Co., Ltd..................................................    87,000    170,375
    Ichinen Holdings Co., Ltd.........................................    74,800    394,417
    Idec Corp.........................................................   137,300  1,225,612
   #Iino Kaiun Kaisha, Ltd............................................   357,500  1,478,328
    Inaba Denki Sangyo Co., Ltd.......................................    87,400  2,512,382
   #Inaba Seisakusho Co., Ltd.........................................    58,800    752,121
    Inabata & Co., Ltd................................................   317,300  1,949,361
   *Inui Steamship Co., Ltd...........................................    95,900    271,352
    Iseki & Co., Ltd..................................................   765,000  1,989,952
    Ishii Iron Works Co., Ltd.........................................   114,000    205,446
  #*Ishikawa Seisakusho, Ltd..........................................   101,000     77,107
   #Itoki Corp........................................................   174,200    825,920
  #*Iwasaki Electric Co., Ltd.........................................   221,000    388,854
    Iwatani Corp......................................................   887,000  3,346,246
   #Jalux, Inc........................................................    40,800    450,566
    Jamco Corp........................................................    80,000    417,076
   #Japan Airport Terminal Co., Ltd...................................   178,000  2,028,678
  #*Japan Bridge Corp.................................................   349,350  1,258,646
   #Japan Foundation Engineering Co., Ltd.............................   162,500    552,381
    Japan Pulp & Paper Co., Ltd.......................................   464,000  1,549,050
    Japan Transcity Corp..............................................   231,000    783,977
   *JFE Shoji Trade Corp..............................................   411,000  1,464,827
   *JK Holdings Co., Ltd..............................................    92,540    425,320
   #JP-Holdings, Inc..................................................    26,200    304,386
   #Juki Corp.........................................................   607,000    897,735
    Kamei Corp........................................................   153,000  1,425,512
    Kanaden Corp......................................................   116,000    721,511
    Kanagawa Chuo Kotsu Co., Ltd......................................   192,000  1,112,928
    Kanamoto Co., Ltd.................................................   124,000  1,404,090
    Kandenko Co., Ltd.................................................   447,000  2,109,311
   *Kanematsu Corp.................................................... 1,791,625  2,108,260
  #*Kanematsu-NNK Corp................................................   125,000    199,770

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
   *Katakura Industries Co., Ltd......................................   115,100 $  956,138
   #Kato Works Co., Ltd...............................................   287,000  1,334,956
    KAWADA TECHNOLOGIES, Inc..........................................   100,200  1,407,449
    Kawagishi Bridge Works Co., Ltd...................................    20,000     46,164
    Kawasaki Kinkai Kisen Kaisha, Ltd.................................    99,000    259,936
  #*Kawasaki Kisen Kaisha, Ltd........................................ 3,826,000  5,794,144
    Keihin Co., Ltd. (The)............................................   199,000    230,646
   *KI HOLDINGS Co., Ltd..............................................    96,000    123,821
    Kimura Chemical Plants Co., Ltd...................................    73,000    272,389
   #King Jim Co., Ltd.................................................    17,600    138,146
    Kinki Sharyo Co., Ltd.............................................   185,000    671,704
    Kintetsu World Express, Inc.......................................    79,000  2,441,911
    Kitagawa Iron Works Co., Ltd......................................   369,000    655,466
    Kitano Construction Corp..........................................   242,000    521,605
    Kitazawa Sangyo Co., Ltd..........................................    54,500    116,454
    Kito Corp.........................................................        63     49,763
    Kitz Corp.........................................................   427,500  1,698,211
    Kodensha Co., Ltd. (The)..........................................    20,000     40,133
    Koike Sanso Kogyo Co., Ltd........................................   149,000    385,598
   *Kokusai Co., Ltd..................................................     4,500     36,979
    Kokuyo Co., Ltd...................................................   344,925  2,562,935
   #KOMAIHALTEC, Inc..................................................   167,000    481,689
    Komatsu Wall Industry Co., Ltd....................................    48,300    620,281
    Komori Corp.......................................................   407,800  2,446,607
    Kondotec, Inc.....................................................    81,600    457,513
  #*Kosaido Co., Ltd..................................................   356,100  1,324,738
    KRS Corp..........................................................    37,200    409,410
   *Kumagai Gumi Co., Ltd.............................................   583,800    549,442
    Kuroda Electric Co., Ltd..........................................   118,100  1,378,946
    Kyodo Printing Co., Ltd...........................................   540,000  1,400,992
   #Kyoei Sangyo Co., Ltd.............................................    97,000    182,233
   *Kyokuto Boeki Kaisha, Ltd.........................................    58,000     92,708
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   210,100  1,875,920
    Kyoritsu Printing Co., Ltd........................................     5,400     17,103
    Kyosan Electric Manufacturing Co., Ltd............................   225,000    921,114
    Kyowa Exeo Corp...................................................   390,700  4,009,570
    Kyudenko Corp.....................................................   204,000  1,162,427
   *Lonseal Corp......................................................   116,000    110,323
    Maeda Corp........................................................   845,000  4,042,453
    Maeda Road Construction Co., Ltd..................................   291,000  3,870,256
    Maezawa Industries, Inc...........................................    35,700     86,395
    Maezawa Kasei Industries Co., Ltd.................................    50,700    559,860
    Maezawa Kyuso Industries Co., Ltd.................................    50,400    688,459
   #Makino Milling Machine Co., Ltd...................................   466,000  2,369,284
    Marubeni Construction Material Lease Co., Ltd.....................    75,000    126,663
    Marufuji Sheet Piling Co., Ltd....................................     1,000      2,506
    Maruka Machinery Co., Ltd.........................................    28,100    324,581
    Maruwn Corp.......................................................    63,600    150,203
    Maruyama Manufacturing Co., Inc...................................   154,000    309,518
    Maruzen Showa Unyu Co., Ltd.......................................   306,000    988,993
    Matsuda Sangyo Co., Ltd...........................................    80,682  1,171,112
    Matsui Construction Co., Ltd......................................   128,600    516,935
    Max Co., Ltd......................................................   189,000  2,121,609
   #Meidensha Corp....................................................   807,050  2,956,406
   #Meiji Shipping Co., Ltd...........................................   107,200    403,151
   *Meisei Industrial Co., Ltd........................................    19,000     52,158
    Meitec Corp.......................................................   144,000  3,084,484
   *Meito Transportation Co., Ltd.....................................    22,000    163,768
   #Meiwa Trading Co., Ltd............................................   140,000    820,945
    Mesco, Inc........................................................    30,000    231,785
   #Minebea Co., Ltd..................................................   294,000  1,027,151

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
   *Mirait Holdings Corp..............................................   277,985 $2,015,145
    Mitani Corp.......................................................    53,700    641,892
    Mitsubishi Kakoki Kaisha, Ltd.....................................   230,000    389,746
    Mitsubishi Pencil Co., Ltd........................................   104,500  1,784,975
    Mitsubishi Research Institute, Inc................................     5,100    112,918
    Mitsuboshi Belting Co., Ltd.......................................   287,000  1,678,334
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 1,893,000  2,374,111
    Mitsui Matsushima Co., Ltd........................................   601,000    927,871
    Mitsui-Soko Co., Ltd..............................................   485,000  1,647,850
    Mitsumura Printing Co., Ltd.......................................    93,000    292,656
   #Miura Co., Ltd....................................................   137,600  3,467,823
    Miyachi Corp......................................................    13,000     82,069
  #*Miyaji Engineering Group, Inc.....................................   851,175  1,489,233
   *Miyakoshi Holdings, Inc...........................................     9,900     35,515
    Mori Seiki Co., Ltd...............................................   450,600  3,298,139
    Morita Holdings Corp..............................................   156,000  1,145,474
    Moshi Moshi Hotline, Inc..........................................   217,300  2,328,628
   #NAC Co., Ltd......................................................    25,400    646,125
    Nachi-Fujikoshi Corp..............................................   771,000  2,484,751
    Nagase & Co., Ltd.................................................    23,400    269,439
    Nakano Corp.......................................................    40,000     73,941
   *Namura Shipbuilding Co., Ltd......................................     7,000     21,486
    Narasaki Sangyo Co., Ltd..........................................    56,000     92,236
    NEC Capital Solutions, Ltd........................................    45,100    607,841
    NEC Networks & System Integration Corp............................   109,600  1,845,801
   #Nichias Corp......................................................   436,000  2,179,049
    Nichiban Co., Ltd.................................................   122,000    395,277
   *Nichiden Corp.....................................................    17,200    439,794
    Nichiha Corp......................................................   103,880  1,192,250
    Nichireki Co., Ltd................................................    96,000    486,148
   *Nihon M&A Center, Inc.............................................    46,500  1,373,798
    Nihon Trim Co., Ltd...............................................     5,350    130,783
    Nikko Co., Ltd....................................................   127,000    495,041
    Nippo Corp........................................................   259,000  3,086,772
   #Nippon Carbon Co., Ltd............................................   467,000  1,024,132
    Nippon Conveyor Co., Ltd..........................................   194,000    178,025
    Nippon Densetsu Kogyo Co., Ltd....................................   191,000  1,902,646
    Nippon Denwa Shisetu Co., Ltd.....................................   203,000    641,786
    Nippon Filcon Co., Ltd............................................    70,900    346,148
    Nippon Hume Corp..................................................   112,000    493,473
    Nippon Jogesuido Sekkei Co., Ltd..................................       295    377,947
    Nippon Kanzai Co., Ltd............................................    43,000    805,547
    Nippon Koei Co., Ltd..............................................   276,000    998,929
    Nippon Konpo Unyu Soko Co., Ltd...................................   263,100  3,140,117
   #Nippon Parking Development Co., Ltd...............................     5,274    266,779
    Nippon Road Co., Ltd. (The).......................................   215,000    829,437
    Nippon Seisen Co., Ltd............................................   103,000    446,698
    Nippon Sharyo, Ltd................................................   295,000  1,029,917
  #*Nippon Sheet Glass Co., Ltd....................................... 4,327,000  3,991,700
   #Nippon Signal Co., Ltd............................................   219,000  1,388,957
    Nippon Steel Trading Co., Ltd.....................................   294,000    769,044
    Nippon Thompson Co., Ltd..........................................   297,000  1,276,164
    Nippon Tungsten Co., Ltd..........................................    80,000    149,083
    Nippon Yusoki Co., Ltd............................................   138,000    394,000
    Nishimatsu Construction Co., Ltd.................................. 1,855,000  3,201,286
   *Nishio Rent All Co., Ltd..........................................     7,100     85,251
   *Nishishiba Electric Co., Ltd......................................    76,000    112,464
    Nissei Corp.......................................................   104,600    996,696
    Nissei Plastic Industrial Co., Ltd................................   337,000  1,335,130
  #*Nissha Printing Co., Ltd..........................................   124,000  1,251,918
    Nisshinbo Holdings, Inc...........................................   344,000  2,251,833

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
    Nissin Corp.......................................................   350,000 $  945,544
    Nissin Electric Co., Ltd..........................................   203,000  1,290,155
    Nitchitsu Co., Ltd................................................    58,000    126,255
    Nitta Corp........................................................   107,400  1,646,416
    Nitto Boseki Co., Ltd.............................................   905,000  2,664,353
    Nitto Kogyo Corp..................................................   149,000  2,675,579
   #Nitto Kohki Co., Ltd..............................................    68,300  1,452,745
    Nitto Seiko Co., Ltd..............................................   122,000    314,054
   #Nittoc Construction Co., Ltd......................................   356,000    355,670
   *Nittoku Engineering Co., Ltd......................................    24,800    330,133
    Noda Corp.........................................................   169,300    733,119
    Nomura Co., Ltd...................................................   205,000    658,571
    Noritake Co., Ltd.................................................   531,000  1,330,459
    Noritz Corp.......................................................   132,900  2,292,248
   *NS United Kaiun Kaisha, Ltd.......................................   470,000    618,227
   *NTN Corp..........................................................   520,000  1,394,703
    Obara Corp........................................................    33,100    383,104
    Obayashi Road Corp................................................   175,000    454,035
    Oiles Corp........................................................   123,842  2,394,807
   *Okamoto Machine Tool Works, Ltd...................................   163,000    185,370
    Okamura Corp......................................................   289,900  2,300,892
    Okano Valve Manufacturing Co., Ltd................................    45,000    121,353
   #Oki Electric Cable Co., Ltd.......................................    90,000    156,628
   *OKK Corp..........................................................   260,000    319,425
    OKUMA Corp........................................................   644,000  3,841,221
    Okumura Corp......................................................   770,400  2,635,561
    Onoken Co., Ltd...................................................    58,900    486,383
    Organo Corp.......................................................   174,000  1,183,763
    OSG Corp..........................................................   329,000  4,462,753
    Oyo Corp..........................................................   100,900  1,070,253
   #P.S. Mitsubishi Construction Co., Ltd.............................    76,800    335,827
   #Pasco Corp........................................................    70,000    208,946
    Pasona Group, Inc.................................................       319    214,703
   #Penta-Ocean Construction Co., Ltd................................. 1,370,500  3,451,014
   #Pilot Corp........................................................       773  1,426,040
    Pronexus, Inc.....................................................   133,200    795,419
    Raito Kogyo Co., Ltd..............................................   232,600    995,307
    Rheon Automatic Machinery Co., Ltd................................    64,000    154,592
    Ryobi, Ltd........................................................   583,200  1,516,112
   #Sakai Heavy Industries, Ltd.......................................   190,000    629,696
   *Sakai Moving Service Co., Ltd.....................................       800     16,365
   *Sakurada Co., Ltd.................................................    57,000      7,977
  #*Sanix, Inc........................................................   136,500    462,643
    Sanki Engineering Co., Ltd........................................   340,000  1,824,683
   #Sanko Metal Industrial Co., Ltd...................................   122,000    344,354
    Sankyo-Tateyama Holdings, Inc..................................... 1,710,000  3,103,787
    Sankyu, Inc....................................................... 1,251,000  4,680,358
    Sanritsu Corp.....................................................    16,700    112,554
    Sanwa Holdings Corp............................................... 1,039,000  4,349,321
    Sanyo Denki Co., Ltd..............................................   210,000  1,310,444
    Sanyo Engineering & Construction, Inc.............................    48,000    154,375
    Sanyo Industries, Ltd.............................................    77,000    134,787
    Sasebo Heavy Industries Co., Ltd..................................   584,000    621,583
   *Sata Construction Co., Ltd........................................   128,000     97,393
    Sato Holdings Corp................................................   111,200  1,731,153
    Sato Shoji Corp...................................................    65,300    457,839
    Sawafuji Electric Co., Ltd........................................    42,000    105,025
    Secom Joshinetsu Co., Ltd.........................................    33,900  1,005,832
    Seibu Electric Industry Co., Ltd..................................    67,000    295,547
    Seika Corp........................................................   285,000    816,252
  #*Seikitokyu Kogyo Co., Ltd.........................................   382,000    261,067

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

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
    Seino Holdings Co., Ltd...........................................   552,000 $3,722,309
    Sekisui Jushi Co., Ltd............................................   144,000  1,503,060
   #Senko Co., Ltd....................................................   395,000  1,744,590
    Senshu Electric Co., Ltd..........................................    37,300    457,142
    Shibusawa Warehouse Co., Ltd......................................   231,000    649,960
    Shibuya Kogyo Co., Ltd............................................    80,100    844,535
   #Shima Seiki Manufacturing Co., Ltd................................   122,900  1,755,192
    Shin Nippon Air Technologies Co., Ltd.............................    88,780    545,675
    Shin-Keisei Electric Railway Co., Ltd.............................   174,000    779,393
    Shinmaywa Industries, Ltd.........................................   418,000  2,075,300
    Shinnihon Corp....................................................   194,800    481,399
   *Shinsho Corp......................................................   202,000    415,323
    Shinwa Co., Ltd...................................................     6,600     78,051
   #SHO-BOND Holdings Co., Ltd........................................   101,600  3,017,044
    Shoko Co., Ltd....................................................   323,000    471,337
    Showa Aircraft Industry Co., Ltd..................................   112,000    577,618
   #Sinfonia Technology Co., Ltd......................................   502,000  1,060,396
    Sintokogio, Ltd...................................................   201,000  1,896,448
    Soda Nikka Co., Ltd...............................................    67,000    285,754
    Sodick Co., Ltd...................................................   192,200    942,875
    Sohgo Security Services Co., Ltd..................................   269,300  3,648,821
    Sotetsu Holdings, Inc.............................................   597,000  2,010,879
    Space Co., Ltd....................................................    73,420    478,800
    Subaru Enterprise Co., Ltd........................................    59,000    185,634
    Sugimoto & Co., Ltd...............................................    34,100    336,738
    Sumikin Bussan Corp...............................................   214,000    516,859
  #*Sumiseki Holdings, Inc............................................   217,900    193,010
    Sumitomo Densetsu Co., Ltd........................................    98,100    682,237
  #*Sumitomo Mitsui Construction Co., Ltd.............................   993,100    667,321
    Sumitomo Precision Products Co., Ltd..............................   156,000    774,985
    Sumitomo Warehouse Co., Ltd.......................................   608,000  2,747,436
    Suzuki Metal Industry Co., Ltd....................................    69,000    114,161
    SWCC Showa Holdings Co., Ltd...................................... 1,732,000  1,450,492
    Tadano, Ltd.......................................................   509,579  3,470,621
    Taihei Dengyo Kaisha, Ltd.........................................   158,000  1,083,872
    Taihei Kogyo Co., Ltd.............................................   256,000  1,196,193
    Taiheiyo Kouhatsu, Inc............................................   151,000    147,601
   #Taikisha, Ltd.....................................................   136,700  2,975,956
    Takada Kiko Co., Ltd..............................................   272,000    536,675
    Takano Co., Ltd...................................................    51,100    276,551
   #Takaoka Electric Manufacturing Co., Ltd...........................   300,000    568,613
   #Takara Printing Co., Ltd..........................................    38,055    273,579
    Takara Standard Co., Ltd..........................................   501,000  3,713,974
    Takasago Thermal Engineering Co., Ltd.............................   291,400  2,224,625
   #Takashima & Co., Ltd..............................................   211,000    780,602
   *Takeuchi Manufacturing Co., Ltd...................................     8,500     66,859
    Takigami Steel Construction Co., Ltd..............................    50,000    134,835
    Takisawa Machine Tool Co., Ltd....................................   230,000    317,014
    Takuma Co., Ltd...................................................   365,000  1,591,328
    Tanseisha Co., Ltd................................................    76,000    208,058
   #Tatsuta Electric Wire & Cable Co., Ltd............................   237,000  1,533,251
    TECHNO ASSOCIE Co., Ltd...........................................    58,400    500,371
    Techno Ryowa, Ltd.................................................    71,390    362,866
    Teikoku Electric Manufacturing Co., Ltd...........................    31,800    583,902
   #Tekken Corp.......................................................   763,000  1,082,110
   #Temp Holdings Co., Ltd............................................    48,600    556,075
    Teraoka Seisakusho Co., Ltd.......................................    53,600    225,743
    TOA Corp..........................................................   780,000  1,326,527
   #TOA ROAD Corp.....................................................   158,000    421,062
  #*Tobishima Corp....................................................   535,000    550,309
    Tocalo Co., Ltd...................................................    68,300    954,004

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Industrials -- (Continued)
    Toda Corp......................................................... 1,019,000 $  3,110,225
    Toenec Corp.......................................................   212,000    1,130,129
    TOKAI Holdings Corp...............................................   229,700    1,088,757
    Tokai Lease Co., Ltd..............................................    98,000      214,861
    Toko Electric Corp................................................    76,000      274,184
    Tokyo Energy & Systems, Inc.......................................   143,000      700,716
    Tokyo Keiki, Inc..................................................   287,000      465,354
   *Tokyo Kikai Seisakusho, Ltd.......................................   300,000      171,801
    Tokyo Sangyo Co., Ltd.............................................    78,000      264,139
    Tokyu Community Corp..............................................    32,900    1,093,518
    Tokyu Construction Co., Ltd.......................................   162,130      307,731
    Toli Corp.........................................................   236,000      464,668
   #Tomoe Corp........................................................   115,500      408,779
   #Tomoe Engineering Co., Ltd........................................    19,000      384,273
    Tonami Holdings Co., Ltd..........................................   331,000      695,927
    Toppan Forms Co., Ltd.............................................   205,400    1,891,278
    Torishima Pump Manufacturing Co., Ltd.............................    88,600      847,987
    Toshiba Machine Co., Ltd..........................................   516,000    2,139,603
    Toshiba Plant Systems & Services Corp.............................   191,450    2,354,529
    Tosho Printing Co., Ltd...........................................   243,000      399,024
    Totetsu Kogyo Co., Ltd............................................   127,000    1,613,892
   #Toyo Construction Co., Ltd........................................ 1,398,000    1,187,055
    Toyo Electric Manufacturing Co., Ltd..............................   159,000      483,725
    Toyo Engineering Corp.............................................   581,400    2,485,876
    Toyo Machinery & Metal Co., Ltd...................................    42,400      112,687
   #Toyo Tanso Co., Ltd...............................................    49,500    1,375,313
   #Toyo Wharf & Warehouse Co., Ltd...................................   274,000      442,336
   #Trancom Co., Ltd..................................................    12,900      263,927
    Trinity Industrial Corp...........................................    56,000      197,927
    Trusco Nakayama Corp..............................................    98,900    1,909,123
    Tsubakimoto Chain Co., Ltd........................................   620,700    3,476,760
    Tsubakimoto Kogyo Co., Ltd........................................    97,000      288,788
  #*Tsudakoma Corp....................................................   202,000      334,899
   #Tsugami Corp......................................................   321,000    2,076,548
    Tsukishima Kikai Co., Ltd.........................................   127,000    1,073,533
    Tsurumi Manufacturing Co., Ltd....................................    94,000      743,012
    TTK Co., Ltd......................................................    62,000      302,689
   #Uchida Yoko Co., Ltd..............................................   331,000      955,357
   #Ueki Corp.........................................................   406,000      811,391
   #Union Tool Co., Ltd...............................................    59,700      883,665
    Utoc Corp.........................................................    92,900      263,307
  #*Wakachiku Construction Co., Ltd................................... 1,204,000    1,325,376
   *Wakita & Co., Ltd.................................................    23,000      164,944
   #Weathernews, Inc..................................................    31,100    1,111,320
   *Yahagi Construction Co., Ltd......................................   141,500      629,801
    Yamabiko Corp.....................................................    28,782      338,151
    Yamato Corp.......................................................    82,000      315,928
    Yamaura Corp......................................................    40,500      123,142
    Yamazen Co., Ltd..................................................   305,500    2,148,814
    Yasuda Warehouse Co., Ltd. (The)..................................    95,800      632,939
    Yokogawa Bridge Holdings Corp.....................................   139,400      988,093
    Yondenko Corp.....................................................   132,800      561,382
   *Yuasa Trading Co., Ltd............................................   844,000    1,572,948
    Yuken Kogyo Co., Ltd..............................................   157,000      316,714
    Yurtec Corp.......................................................   256,000      936,030
    Yusen Logistics Co., Ltd..........................................    77,100      878,645
    Yushin Precision Equipment Co., Ltd...............................    57,034    1,062,471
                                                                                 ------------
Total Industrials.....................................................            455,446,052
                                                                                 ------------
Information Technology -- (9.7%)
    A&D Co., Ltd......................................................    41,600      153,734

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
Information Technology -- (Continued)
    Ai Holdings Corp.................................................. 251,400 $1,395,912
    Aichi Tokei Denki Co., Ltd........................................ 113,000    426,867
    Aiphone Co., Ltd..................................................  71,400  1,380,906
    Allied Telesis Holdings K.K....................................... 470,700    400,304
    Alpha Systems, Inc................................................  32,760    420,849
    Alps Electric Co., Ltd............................................ 808,000  4,811,921
   #Anritsu Corp...................................................... 458,000  5,660,595
    AOI Electronic Co., Ltd...........................................  35,200    494,866
    Argo Graphics, Inc................................................   3,900     52,032
    Arisawa Manufacturing Co., Ltd.................................... 137,500    352,762
    Asahi Net, Inc....................................................  55,000    272,661
    Axell Corp........................................................  24,500    524,716
   #CAC Corp..........................................................  63,500    499,317
    Canon Electronics, Inc............................................ 101,300  2,102,645
   #Capcom Co., Ltd................................................... 232,200  4,722,791
    Chino Corp........................................................ 151,000    397,526
   #CMK Corp.......................................................... 263,200    924,241
    Computer Engineering & Consulting, Ltd............................  61,500    350,605
    Core Corp.........................................................  45,700    392,902
    Cresco, Ltd.......................................................  23,200    172,571
    Cybernet Systems Co., Ltd.........................................      85     23,420
   #Cybozu, Inc.......................................................   1,245    378,434
    Dai-ichi Seiko Co., Ltd...........................................  39,000    660,479
   *Daishinku Corp....................................................  49,000    132,617
    Daito Electron Co., Ltd...........................................   5,900     27,317
   #Daiwabo Holdings Co., Ltd......................................... 906,000  1,623,678
   #Denki Kogyo Co., Ltd.............................................. 301,000  1,409,981
  #*Digital Garage, Inc...............................................     618  1,031,204
    DKK TOA Corp......................................................  31,000    119,446
    DTS Corp..........................................................  94,800  1,218,432
   #Dwango Co., Ltd...................................................     513    776,778
    Eizo Nanao Corp...................................................  78,700  1,527,680
   *Elecom Co., Ltd...................................................   9,600    159,018
   #Elematec Corp.....................................................  13,871    188,555
   *Elna Co., Ltd.....................................................  67,000     73,129
    EM Systems Co., Ltd...............................................   5,700    109,905
   #Enplas Corp.......................................................  41,900  1,225,543
    ESPEC Corp........................................................  89,500    821,131
    Excel Co., Ltd....................................................   5,200     48,157
    Faith, Inc........................................................   1,850    196,778
  #*FDK Corp.......................................................... 431,000    447,268
  #*Ferrotec Corp.....................................................  91,900    463,763
    Fuji Electronics Co., Ltd.........................................  26,700    362,586
   #Fuji Soft, Inc.................................................... 100,600  1,557,346
   *Fujitsu Component, Ltd............................................      68     18,351
    Fujitsu Frontech, Ltd.............................................  77,500    425,696
   *Furuno Electric Co., Ltd..........................................   3,200     12,664
    Furuya Metal Co., Ltd.............................................   1,200     41,037
    Future Architect, Inc.............................................   1,172    444,375
    GMO Internet, Inc................................................. 257,300  1,290,195
   *GungHo Online Entertainment, Inc..................................      44    103,522
   *Gurunavi, Inc.....................................................   7,000     80,885
    Hakuto Co., Ltd...................................................  73,700    745,462
    Hioki EE Corp.....................................................  25,900    430,138
    Hitachi Kokusai Electric, Inc..................................... 249,500  1,640,166
    Hochiki Corp......................................................  97,000    507,587
   #Hokuriku Electric Industry Co., Ltd............................... 314,000    346,803
    Horiba, Ltd....................................................... 170,850  6,030,860
    Hosiden Corp...................................................... 274,700  1,610,836
    Icom, Inc.........................................................  49,700  1,100,399
   *Ikegami Tsushinki Co., Ltd........................................ 174,000    116,950

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
                                                                        SHARES    VALUE++
                                                                        ------    -------
Information Technology -- (Continued)
    Ines Corp......................................................... 202,300 $1,217,466
    I-Net Corp........................................................  47,800    339,959
   *Infocom Corp......................................................      27     28,696
    Information Services International-Dentsu, Ltd....................  76,700    642,848
    Innotech Corp.....................................................  54,500    251,364
    Internet Initiative Japan, Inc....................................     485  2,084,608
   *Iriso Electronics Co., Ltd........................................   3,700     59,910
    IT Holdings Corp.................................................. 376,801  3,899,137
    ITC Networks Corp.................................................  79,100    599,408
    ITFOR, Inc........................................................  33,900    122,405
   *Iwatsu Electric Co., Ltd.......................................... 341,000    259,846
    Japan Aviation Electronics Industry, Ltd.......................... 252,600  2,066,580
   #Japan Cash Machine Co., Ltd.......................................  79,315    592,082
    Japan Digital Laboratory Co., Ltd................................. 109,700  1,208,278
   *Japan Radio Co., Ltd.............................................. 165,000    349,909
   #Jastec Co., Ltd...................................................  61,400    383,705
    JBCC Holdings, Inc................................................  73,200    486,209
    JFE Systems, Inc..................................................     174    151,091
    JIEC Co., Ltd.....................................................     165    195,239
   *Justsystems Corp..................................................  10,800     26,740
    Kaga Electronics Co., Ltd......................................... 100,400  1,035,444
    Kanematsu Electronics, Ltd........................................  83,100    917,761
    Koa Corp.......................................................... 154,300  1,371,690
   *Kubotek Corp......................................................     190     36,644
    Kyoden Co., Ltd................................................... 156,900    258,350
    Kyowa Electronic Instruments Co., Ltd.............................  56,000    169,756
    Lasertec Corp.....................................................  16,300    241,696
    Macnica, Inc......................................................  50,100  1,056,751
   #Macromill, Inc....................................................  97,600  1,071,937
    Marubun Corp......................................................  98,500    431,463
   #Maruwa Co., Ltd...................................................  42,900  1,218,020
    Megachips Corp....................................................  95,200  1,726,341
   *Meiko Electronics Co., Ltd........................................   6,800     56,841
    Meisei Electric Co., Ltd.......................................... 307,000    305,171
    Melco Holdings, Inc...............................................  56,600  1,150,985
   *Micronics Japan Co., Ltd..........................................   8,000     27,389
    Mimasu Semiconductor Industry Co., Ltd............................  86,881    676,038
    Miroku Jyoho Service Co., Ltd..................................... 105,000    358,605
   *Mitsui High-Tec, Inc.............................................. 131,600    629,406
    Mitsui Knowledge Industry Co., Ltd................................   3,643    643,764
   *Mitsumi Electric Co., Ltd......................................... 413,600  2,658,140
   *Moritex Corp......................................................   3,300      8,839
   *MTI, Ltd..........................................................     147    166,330
   #Mutoh Holdings Co., Ltd........................................... 160,000    437,951
   *Nagano Japan Radio Co., Ltd.......................................  55,000     74,236
    Nagano Keiki Co., Ltd.............................................   5,300     46,305
    Nakayo Telecommunications, Inc.................................... 485,000  1,775,225
    NEC Fielding, Ltd.................................................  95,000  1,179,456
    NEC Mobiling, Ltd.................................................  46,800  1,703,031
    Net One Systems Co., Ltd.......................................... 398,800  5,652,617
  #*New Japan Radio Co., Ltd..........................................  37,000     77,581
    Nichicon Corp..................................................... 270,300  2,191,603
    Nidec Copal Electronics Corp......................................  51,800    284,869
    Nidec Sankyo Corp................................................. 191,000  1,028,791
    Nifty Corp........................................................     304    480,726
   #Nihon Dempa Kogyo Co., Ltd........................................  80,000    955,882
   *Nihon Inter Electronics Corp......................................  27,200     30,665
    Nihon Unisys, Ltd................................................. 251,575  1,675,868
   *Nippon Avionics Co., Ltd..........................................  57,000     64,148
   #Nippon Ceramic Co., Ltd...........................................  88,600  1,251,158
  #*Nippon Chemi-Con Corp............................................. 655,000  1,462,119

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Information Technology -- (Continued)
   *Nippon Kodoshi Corp...............................................     2,300 $   25,013
    Nippon Systemware Co., Ltd........................................    27,900    111,466
    Nohmi Bosai, Ltd..................................................   123,000    778,532
    NS Solutions Corp.................................................    79,400  1,542,038
    NSD Co., Ltd......................................................   172,900  1,515,749
   *Nuflare Technology, Inc...........................................        96    766,376
    Obic Business Consultants Co., Ltd................................    23,100  1,214,885
    Okaya Electric Industries Co., Ltd................................    73,000    286,580
   *Oki Electric Industry Co., Ltd.................................... 3,198,000  5,002,235
    ONO Sokki Co., Ltd................................................   103,000    436,992
   #Optex Co., Ltd....................................................    35,000    410,526
    Origin Electric Co., Ltd..........................................   123,000    400,390
   #Osaki Electric Co., Ltd...........................................   152,000  1,161,815
    Panasonic Industrial Devices SUNX Co., Ltd........................   110,800    505,797
    Panasonic Information Systems Co., Ltd............................    13,600    332,354
    PCA Corp..........................................................    17,500    237,855
  #*Renesas Electronics Corp..........................................    95,600    318,219
    Riken Keiki Co., Ltd..............................................    78,500    528,850
    Riso Kagaku Corp..................................................    65,300  1,081,841
    Roland DG Corp....................................................    54,400    626,802
    Ryoden Trading Co., Ltd...........................................   141,000    838,328
    Ryosan Co., Ltd...................................................   153,100  2,830,306
    Ryoyo Electro Corp................................................   113,200  1,179,387
   #Sanken Electric Co., Ltd..........................................   531,000  1,967,688
    Sanko Co., Ltd....................................................    21,000     63,113
    Sanshin Electronics Co., Ltd......................................   139,500  1,026,219
    Satori Electric Co., Ltd..........................................    79,080    400,063
   #Saxa Holdings, Inc................................................   307,000    553,653
    SCSK Corp.........................................................   214,863  2,903,810
  #*Shibaura Mechatronics Corp........................................   147,000    279,050
    Shindengen Electric Manufacturing Co., Ltd........................   346,000  1,015,533
    Shinkawa, Ltd.....................................................    68,300    322,478
   #Shinko Electric Industries Co., Ltd...............................   311,900  2,168,862
    Shinko Shoji Co., Ltd.............................................    81,700    706,754
    Shizuki Electric Co., Inc.........................................   103,000    459,434
   #Siix Corp.........................................................    83,900  1,009,498
    Simplex Holdings, Inc.............................................     1,402    521,302
   #SMK Corp..........................................................   290,000    867,640
    Softbank Technology Corp..........................................       500      4,575
    So-net Entertainment Corp.........................................       544  2,284,953
    Soshin Electric Co., Ltd..........................................     4,600     17,312
    SRA Holdings, Inc.................................................    49,700    568,917
    Star Micronics Co., Ltd...........................................   188,900  1,759,846
    Sumida Corp.......................................................    63,049    300,315
    Sun-Wa Technos Corp...............................................    12,600    103,689
    Systena Corp......................................................     1,100    860,253
    Tachibana Eletech Co., Ltd........................................    62,400    548,533
   #Taiyo Yuden Co., Ltd..............................................   488,500  4,004,848
    Tamura Corp.......................................................   310,000    726,608
  #*Teac Corp.........................................................   351,000    125,041
    Tecmo Koei Holdings Co., Ltd......................................   150,730  1,179,288
    Teikoku Tsushin Kogyo Co., Ltd....................................   176,000    301,619
   *Thine Electronics, Inc............................................        33     25,358
    TKC Corp..........................................................    86,800  1,771,175
  #*Toko, Inc.........................................................   462,000  1,207,451
   *Tokyo Denpa Co., Ltd..............................................     5,000     17,755
   #Tokyo Electron Device, Ltd........................................       342    602,212
    Tokyo Seimitsu Co., Ltd...........................................   175,000  2,719,014
    Tomen Devices Corp................................................     2,300     56,247
    Tomen Electronics Corp............................................    50,600    666,159
   #Topcon Corp.......................................................   260,400  1,854,915

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
Information Technology -- (Continued)
    Tose Co., Ltd.....................................................  22,100 $    151,128
    Toshiba TEC Corp.................................................. 595,000    2,188,457
    Toukei Computer Co., Ltd..........................................  26,810      351,532
   #Towa Corp.........................................................  85,800      591,674
    Toyo Corp......................................................... 127,900    1,421,760
    Transcosmos, Inc.................................................. 122,300    1,661,799
  #*Ubiquitous Corp...................................................     155      102,505
    UKC Holdings Corp.................................................   8,500      103,614
  #*Ulvac, Inc........................................................ 201,700    1,565,540
    Uniden Corp....................................................... 377,000      892,929
  #*V Technology Co., Ltd.............................................     187      441,761
    Wacom Co., Ltd....................................................   1,651    3,675,558
    Y.A.C. Co., Ltd...................................................  35,800      255,712
   *Yamaichi Electronics Co., Ltd.....................................  75,700      142,962
   *Yaskawa Information Systems Corp..................................  10,500       20,386
    Yokowo Co., Ltd...................................................  69,500      370,903
   *Zappallas, Inc....................................................     195      174,723
    Zuken, Inc........................................................  94,600      696,941
                                                                               ------------
Total Information Technology..........................................          179,907,766
                                                                               ------------
Materials -- (9.9%)
    Achilles Corp..................................................... 703,000      947,606
    Adeka Corp........................................................ 384,900    3,240,822
    Agro-Kanesho Co., Ltd.............................................  14,000       80,509
    Aichi Steel Corp.................................................. 474,000    1,795,205
   #Alconix Corp......................................................  15,100      286,716
    Arakawa Chemical Industries, Ltd..................................  67,700      560,433
    Araya Industrial Co., Ltd......................................... 276,000      371,962
    Asahi Holdings, Inc............................................... 115,950    1,995,458
    Asahi Organic Chemicals Industry Co., Ltd......................... 343,000      846,669
   *C Uyemura & Co., Ltd..............................................     400       14,930
    Chuetsu Pulp & Paper Co., Ltd..................................... 568,000    1,010,533
  #*Chugai Mining Co., Ltd............................................ 852,400      183,646
    Chugoku Marine Paints, Ltd........................................ 260,000    1,270,130
   *Chugokukogyo Co., Ltd.............................................  62,000       63,139
   #Chuo Denki Kogyo Co., Ltd.........................................  90,000      360,394
  #*Co-Op Chemical Co., Ltd........................................... 159,000      191,800
    Dai Nippon Toryo, Ltd............................................. 518,000      532,720
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................  14,300      287,749
    Daiichi Kogyo Seiyaku Co., Ltd.................................... 141,000      415,503
    Daiken Corp....................................................... 401,000    1,036,754
    Daiki Aluminium Industry Co., Ltd.................................  66,000      187,390
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd........... 319,000    1,284,184
   #Daio Paper Corp................................................... 411,500    2,480,994
    Daiso Co., Ltd.................................................... 355,000    1,034,919
    DC Co., Ltd....................................................... 113,900      343,910
    Dynapac Co., Ltd..................................................  25,000       70,316
    Earth Chemical Co., Ltd...........................................  57,800    2,112,251
    Ebara-Udylite Co., Ltd............................................   5,600      164,055
    FP Corp...........................................................  61,200    4,252,867
    Fuji Seal International, Inc......................................  88,400    1,658,469
    Fujikura Kasei Co., Ltd...........................................  96,500      454,440
    Fujimi, Inc.......................................................  71,000    1,000,534
    Fujimori Kogyo Co., Ltd...........................................  10,700      210,751
   #Fumakilla, Ltd....................................................  85,000      332,477
   #Furukawa-Sky Aluminum Corp........................................ 378,000    1,011,148
    Geostar Corp......................................................  38,000       87,667
    Godo Steel, Ltd................................................... 899,000    1,729,202
    Gun Ei Chemical Industry Co., Ltd................................. 347,000      910,162
    Harima Chemicals, Inc.............................................  73,300      400,343
   #Hodogaya Chemical Co., Ltd........................................ 265,000      719,327

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Materials -- (Continued)
    Hokkan Holdings, Ltd..............................................   283,000 $  791,765
    Hokko Chemical Industry Co., Ltd..................................    90,000    245,423
    Hokuetsu Kishu Paper Co., Ltd.....................................   862,199  3,964,130
  #*Hokushin Co., Ltd.................................................    61,400    144,436
    Honshu Chemical Industry Co., Ltd.................................    35,000    187,321
    Ihara Chemical Industry Co., Ltd..................................   155,000    744,884
    Ise Chemical Corp.................................................    83,000    448,225
  #*Ishihara Sangyo Kaisha, Ltd....................................... 1,472,500  1,176,191
    Japan Carlit Co., Ltd.............................................    59,800    282,162
    Japan Pure Chemical Co., Ltd......................................        34     78,937
    JSP Corp..........................................................   103,900  1,539,227
   #Kanto Denka Kogyo Co., Ltd........................................   195,000    593,128
    Katakura Chikkarin Co., Ltd.......................................    43,000    115,565
    Kawakin Holdings Co., Ltd.........................................    11,000     41,830
    Kawasaki Kasei Chemicals, Ltd.....................................   121,000    150,821
    Koatsu Gas Kogyo Co., Ltd.........................................   163,493  1,030,345
   *KOGI Corp.........................................................    30,000     59,732
    Kohsoku Corp......................................................    61,900    541,869
    Konishi Co., Ltd..................................................    66,900    936,676
  #*Kumiai Chemical Industry Co., Ltd.................................   233,000  1,119,879
    Kureha Corp.......................................................   594,500  2,428,487
   #Kurimoto, Ltd.....................................................   702,000  2,034,709
    Kurosaki Harima Corp..............................................   221,000    464,785
    Kyoei Steel, Ltd..................................................    75,600  1,470,044
    Kyowa Leather Cloth Co., Ltd......................................    71,700    247,117
    Lintec Corp.......................................................   218,400  3,957,748
    MEC Co., Ltd......................................................    63,300    186,590
   *Mitsubishi Paper Mills, Ltd....................................... 1,159,000    972,115
    Mitsubishi Steel Manufacturing Co., Ltd...........................   593,000  1,248,883
   *Mitsui Mining & Smelting Co., Ltd................................. 2,629,000  5,417,391
    Mory Industries, Inc..............................................   154,000    457,964
    Nakabayashi Co., Ltd..............................................   181,000    430,159
  #*Nakayama Steel Works, Ltd.........................................   639,000    339,490
    Neturen Co., Ltd..................................................   152,800  1,119,474
    Nichia Steel Works, Ltd...........................................   175,900    451,193
    Nihon Kagaku Sangyo Co., Ltd......................................    78,000    511,142
    Nihon Nohyaku Co., Ltd............................................   225,000    987,302
    Nihon Parkerizing Co., Ltd........................................   240,000  3,369,822
    Nihon Seiko Co., Ltd..............................................     4,000     11,535
    Nihon Yamamura Glass Co., Ltd.....................................   490,000  1,072,678
   #Nippon Carbide Industries Co., Inc................................   270,000    365,728
    Nippon Chemical Industrial Co., Ltd...............................   287,000    401,088
    Nippon Chutetsukan K.K............................................    50,000    105,133
   #Nippon Chuzo K.K..................................................   111,000    127,907
    Nippon Coke & Engineering Co., Ltd................................ 1,009,000  1,223,296
   #Nippon Concrete Industries Co., Ltd...............................   180,000    514,613
    Nippon Denko Co., Ltd.............................................   444,000  1,393,229
    Nippon Fine Chemical Co., Ltd.....................................    85,600    567,842
   #Nippon Kasei Chemical Co., Ltd....................................   309,000    411,355
  #*Nippon Kinzoku Co., Ltd...........................................   222,000    302,026
    Nippon Koshuha Steel Co., Ltd.....................................   376,000    381,476
    Nippon Light Metal Co., Ltd....................................... 2,362,000  2,566,971
  #*Nippon Metal Industry Co., Ltd....................................   557,000    338,562
    Nippon Pigment Co., Ltd...........................................    21,000     53,716
    Nippon Pillar Packing Co., Ltd....................................    83,000    623,077
    Nippon Soda Co., Ltd..............................................   655,000  2,703,728
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................   256,000  1,510,233
    Nippon Valqua Industries, Ltd.....................................   337,000    923,383
   *Nippon Yakin Kogyo Co., Ltd.......................................   613,000    627,698
    Nissan Chemical Industries, Ltd...................................       300      3,147
    Nisshin Steel Co., Ltd............................................ 2,316,000  2,548,328

                                     1356

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Materials -- (Continued)
    Nittetsu Mining Co., Ltd..........................................   375,000 $1,380,081
   #Nitto FC Co., Ltd.................................................    72,000    476,933
    NOF Corp..........................................................   728,000  3,510,082
    Ohara, Inc........................................................     8,400     73,496
   #Okabe Co., Ltd....................................................   186,900  1,128,884
    Okamoto Industries, Inc...........................................   400,000  1,650,787
    Okura Industrial Co., Ltd.........................................   305,000    690,064
   #Osaka Organic Chemical Industry, Ltd..............................    66,000    330,422
    Osaka Steel Co., Ltd..............................................    77,700  1,304,502
   #Osaka Titanium Technologies Co., Ltd..............................    89,600  2,634,807
    Pacific Metals Co., Ltd...........................................   735,000  2,608,791
    Pack Corp. (The)..................................................    66,300  1,123,501
  #*Rasa Industries, Ltd..............................................   331,000    305,576
    Riken Technos Corp................................................   197,000    552,008
   *S Science Co., Ltd................................................ 2,704,000     69,222
    S.T. Chemical Co., Ltd............................................    77,000    880,396
    Sakai Chemical Industry Co., Ltd..................................   410,000  1,262,126
    Sakata INX Corp...................................................   196,000    945,960
    Sanyo Chemical Industries, Ltd....................................   305,000  1,848,765
    Sanyo Special Steel Co., Ltd......................................   522,300  1,919,649
    Sekisui Plastics Co., Ltd.........................................   209,000    634,198
    Shikoku Chemicals Corp............................................   184,000    999,760
    Shinagawa Refractories Co., Ltd...................................   224,000    460,311
    Shin-Etsu Polymer Co., Ltd........................................   224,100    952,305
    Shinko Wire Co., Ltd..............................................   184,000    304,646
    Somar Corp........................................................    42,000     91,679
   #Stella Chemifa Corp...............................................    43,600    778,186
   #Sumitomo Bakelite Co., Ltd........................................   890,000  3,680,707
    Sumitomo Light Metal Industries, Ltd.............................. 2,296,000  2,213,462
    Sumitomo Osaka Cement Co., Ltd.................................... 1,848,000  6,103,587
    Sumitomo Pipe & Tube Co., Ltd.....................................   108,100    892,376
    Sumitomo Seika Chemicals Co., Ltd.................................   223,000    833,458
    T. Hasegawa Co., Ltd..............................................   121,300  1,594,216
    Taisei Lamick Co., Ltd............................................    20,600    600,456
    Taiyo Holdings Co., Ltd...........................................    74,400  1,879,094
    Takasago International Corp.......................................   356,000  1,746,134
    Takiron Co., Ltd..................................................   304,000    969,962
   *Tanaka Chemical Corp..............................................     1,100      5,368
    Tayca Corp........................................................   151,000    441,998
    Tenma Corp........................................................    87,000    824,195
   #Titan Kogyo K.K...................................................   111,000    334,405
    Toagosei Co., Ltd................................................. 1,096,000  4,116,812
   #Toda Kogyo Corp...................................................   161,000    704,580
   #Toho Titanium Co., Ltd............................................   147,800  1,678,437
    Toho Zinc Co., Ltd................................................   576,000  1,881,818
    Tokai Carbon Co., Ltd............................................. 1,004,000  4,131,993
    Tokushu Tokai Paper Co., Ltd......................................   501,580  1,262,545
  #*Tokuyama Corp..................................................... 1,639,000  3,650,913
    Tokyo Ohka Kogyo Co., Ltd.........................................   180,800  3,806,523
   #Tokyo Rope Manufacturing Co., Ltd.................................   581,000    910,771
    Tokyo Steel Manufacturing Co., Ltd................................   519,800  1,921,460
    Tokyo Tekko Co., Ltd..............................................    64,000    204,613
    TOMOEGAWA CO., Ltd................................................   125,000    249,518
    Tomoku Co., Ltd...................................................   294,000    849,200
    Topy Industries, Ltd..............................................   848,000  2,197,520
    Toyo Ink SC Holdings Co., Ltd.....................................   867,000  3,123,854
    Toyo Kohan Co., Ltd...............................................   247,000    800,990
    TYK Corp..........................................................   138,000    275,621
    Ube Material Industries, Ltd......................................   226,000    463,083
    Wood One Co., Ltd.................................................   169,000    515,669
    Yodogawa Steel Works, Ltd.........................................   786,500  2,895,053

                                     1357

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
Materials -- (Continued)
   *Yuki Gosei Kogyo Co., Ltd.........................................      64,000 $      170,458
    Yushiro Chemical Industry Co., Ltd................................      47,100        470,511
                                                                                   --------------
Total Materials.......................................................                182,320,291
                                                                                   --------------
Telecommunication Services -- (0.1%)
   #eAccess, Ltd......................................................       9,583      1,749,583
   *Okinawa Cellular Telephone Co.....................................           8         17,565
                                                                                   --------------
Total Telecommunication Services......................................                  1,767,148
                                                                                   --------------
Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd.............................................     210,000        674,869
    Hokuriku Gas Co., Ltd.............................................      99,000        259,220
    Okinawa Electric Power Co., Ltd...................................      70,571      1,915,179
    Saibu Gas Co., Ltd................................................   1,430,000      3,824,482
    Shizuoka Gas Co., Ltd.............................................     246,000      1,591,932
                                                                                   --------------
Total Utilities.......................................................                  8,265,682
                                                                                   --------------
TOTAL COMMON STOCKS...................................................              1,649,323,804
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 08/31/12...............................      53,135             --
                                                                                   --------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                            (000)          VALUE+
                                                                           -------         ------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund.................................... 198,000,000    198,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $658,467) to be repurchased at $645,559......        $646        645,556
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                198,645,556
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,012,710,975)^^............................................             $1,847,969,360
                                                                                   ==============

                                     1358

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary..........................   --    $  371,795,211   --    $  371,795,211
  Consumer Staples................................   --       166,912,852   --       166,912,852
  Energy..........................................   --        16,182,992   --        16,182,992
  Financials......................................   --       185,017,357   --       185,017,357
  Health Care.....................................   --        81,708,453   --        81,708,453
  Industrials.....................................   --       455,446,052   --       455,446,052
  Information Technology..........................   --       179,907,766   --       179,907,766
  Materials.......................................   --       182,320,291   --       182,320,291
  Telecommunication Services......................   --         1,767,148   --         1,767,148
  Utilities.......................................   --         8,265,682   --         8,265,682
Rights/Warrants...................................   --                --   --                --
Securities Lending Collateral.....................   --       198,645,556   --       198,645,556
                                                     --    --------------   --    --------------
TOTAL.............................................   --    $1,847,969,360   --    $1,847,969,360
                                                     ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1359

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES    VALUE++
                                                                          ------    -------
COMMON STOCKS -- (81.2%)
AUSTRALIA -- (50.3%)
   *AAT Corp., Ltd....................................................     9,992 $       --
  #*ABM Resources NL.................................................. 4,447,721    181,383
   *Acacia Coal, Ltd..................................................    88,692      2,042
   *Acer Energy, Ltd..................................................   229,729     29,856
   *Acrux, Ltd........................................................   703,625  2,793,044
    Adelaide Brighton, Ltd............................................ 1,932,792  6,794,825
   #Aditya Birla Minerals, Ltd........................................   878,000    379,657
   *AED Oil, Ltd......................................................   363,401         --
  #*Ainsworth Game Technology, Ltd....................................   361,760    846,641
   *AJ Lucas Group, Ltd...............................................   317,969    334,904
  #*Alchemia, Ltd.....................................................   724,903    374,932
  #*Alcyone Resources, Ltd............................................ 4,043,277    147,285
    Alesco Corp., Ltd.................................................   457,971    982,384
  #*Alkane Resources, Ltd............................................. 1,255,636  1,068,556
   *Alliance Resources, Ltd...........................................   444,483     85,477
  #*Altona Mining, Ltd................................................ 1,108,169    311,401
    Alumina, Ltd......................................................    79,006     55,614
   *Amadeus Energy, Ltd...............................................   819,137    176,028
    Amalgamated Holdings, Ltd.........................................   462,896  3,228,910
    Amcom Telecommunications, Ltd.....................................   556,812    689,157
  #*Ampella Mining, Ltd...............................................   225,174    114,107
    Ansell, Ltd.......................................................   503,479  7,000,185
  #*Antares Energy, Ltd...............................................   937,175    411,335
   *AP Eagers, Ltd....................................................   220,735    833,621
   #APN News & Media, Ltd............................................. 2,103,322  1,178,384
  #*Aquarius Platinum, Ltd............................................ 1,550,854    963,058
  #*Aquila Resources, Ltd.............................................   142,394    314,919
  #*Arafura Resources, Ltd............................................ 1,093,749    188,393
    ARB Corp., Ltd....................................................   347,600  3,471,260
    Ariadne Australia, Ltd............................................   267,324     97,392
   #Aristocrat Leisure, Ltd........................................... 2,580,305  6,382,050
    Arrium, Ltd....................................................... 6,037,433  4,511,901
   #ASG Group, Ltd....................................................   442,001    393,314
   *Aspire Mining, Ltd................................................   902,429    107,751
   *Astron Corp., Ltd.................................................    34,680     44,883
  #*Atlantic, Ltd.....................................................   238,482    110,739
  #*Aurora Oil & Gas, Ltd............................................. 1,371,383  4,890,485
    Ausdrill, Ltd..................................................... 1,466,628  5,107,754
    Ausenco, Ltd......................................................   343,044  1,106,103
  #*Ausgold, Ltd......................................................    52,096     20,641
   #Austal, Ltd.......................................................   581,980    980,595
    Austbrokers Holdings, Ltd.........................................    97,492    747,004
    Austin Engineering, Ltd...........................................   188,444    830,810
   *Austpac Resources NL.............................................. 2,524,951     76,958
   *Australian Agricultural Co., Ltd..................................   923,263  1,068,208
    Australian Infrastructure Fund NL................................. 3,606,473  9,777,256
    Australian Pharmaceutical Industries, Ltd......................... 2,452,401    897,871
    Automotive Holdings Group NL......................................   586,489  1,589,211
  #*Avanco Resources, Ltd............................................. 2,010,636    123,418
   *Avita Medical, Ltd................................................    58,058     10,054
   #AVJennings, Ltd................................................... 5,185,036  1,738,738
    AWE, Ltd.......................................................... 2,111,897  3,257,491
   *Azimuth Resources, Ltd............................................   398,859    146,114
  #*Azumah Resources, Ltd.............................................   737,953    100,607
   *Ballarat South Gold, Ltd..........................................     1,996         --
  #*Bandanna Energy, Ltd..............................................   622,869    187,569
    Bank of Queensland, Ltd...........................................   750,330  5,997,231
  #*Bannerman Resources, Ltd..........................................   332,217     36,249

                                     1360

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
AUSTRALIA -- (Continued)
  #*Bathurst Resources, Ltd...........................................    767,231 $  231,422
   *BC Iron, Ltd......................................................    258,613    694,420
   #Beach Energy, Ltd.................................................  5,460,246  6,258,593
  #*Beadell Resources, Ltd............................................  1,500,515  1,024,665
  #*Berkeley Resources, Ltd...........................................    434,006    180,846
    Beyond International, Ltd.........................................     61,256     51,499
   #Billabong International, Ltd......................................  1,600,753  2,258,220
  #*Bionomics, Ltd....................................................    357,292     93,537
   *Biota Holdings, Ltd...............................................  1,027,571    724,450
   *Bisalloy Steel Group, Ltd.........................................     93,800    133,259
   #Blackmores, Ltd...................................................     76,950  2,358,598
  #*Blackthorn Resources, Ltd. (6089070)..............................     95,894    114,155
   *Blackthorn Resources, Ltd. (B8K93W5)..............................     17,097     20,572
   *BlueScope Steel, Ltd.............................................. 13,572,369  3,748,929
    Boart Longyear, Ltd...............................................  2,638,658  6,279,475
   *Boom Logistics, Ltd...............................................    763,163    199,953
   *Boulder Steel, Ltd................................................  1,285,101     37,267
   #Bradken, Ltd......................................................  1,022,589  5,314,009
   *Breville Group, Ltd...............................................    598,466  2,998,221
   #Brickworks, Ltd...................................................    132,797  1,407,738
    BSA, Ltd..........................................................    666,656    153,795
    BT Investment Management, Ltd.....................................    193,869    356,891
  #*Buccaneer Energy, Ltd.............................................  3,226,929    161,739
  #*Buru Energy, Ltd..................................................    534,065  1,892,105
   #Cabcharge Australia, Ltd..........................................    562,463  3,300,355
   *Calliden Group, Ltd...............................................    389,687     55,023
   *Cape Lambert Resources, Ltd.......................................    373,413    128,481
   *Cape Range Wireless, Ltd..........................................      7,260         --
   *Capral, Ltd.......................................................     58,499      9,162
   #Cardno, Ltd.......................................................    505,707  4,421,844
  #*Carnarvon Petroleum, Ltd..........................................  3,885,525    424,869
   *Carnegie Wave Energy, Ltd.........................................    263,165     12,675
   #carsales.com, Ltd.................................................  1,220,399  8,055,488
   #Cash Converters International, Ltd................................  1,185,983    892,706
   *CDS Technologies, Ltd.............................................     13,276         --
    Cedar Woods Properties, Ltd.......................................    132,050    511,556
   *Centaurus Metals, Ltd.............................................    143,557     54,158
  #*Central Petroleum, Ltd............................................  1,759,865    210,798
   *Centrebet International, Ltd. Claim Units.........................     81,336         --
   *Centrex Metals, Ltd...............................................     51,889      9,777
  #*Ceramic Fuel Cells, Ltd. (B01D126)................................  4,258,202    231,260
   *Ceramic Fuel Cells, Ltd. (B807HG1)................................  1,064,550         --
  #*Cerro Resources NL................................................  1,961,035    146,539
  #*CGA Mining, Ltd...................................................     10,124     21,233
  #*Chalice Gold Mines, Ltd...........................................    320,684     73,674
    Challenger, Ltd...................................................    198,545    695,519
    Chandler Macleod Group, Ltd.......................................    338,118    145,342
   *Chemeq, Ltd.......................................................    166,742         --
   *ChemGenex Pharmaceuticals, Ltd....................................    115,291      3,029
   *Chesser Resources, Ltd............................................    156,921     52,477
   *Citigold Corp., Ltd...............................................  3,765,806    252,027
   #Clarius Group, Ltd................................................  1,126,662    519,670
   *Clinuvel Pharmaceuticals, Ltd.....................................    118,435    205,975
   #Clough, Ltd.......................................................  1,527,345  1,119,693
    Clover Corp., Ltd.................................................    269,348    113,314
   *CO2 Group, Ltd....................................................    844,559    123,661
  #*Coal of Africa, Ltd...............................................    668,800    295,308
  #*Coalspur Mines, Ltd...............................................  1,239,823    782,486
  #*Cobar Consolidated Resources, Ltd.................................    112,626     74,470
  #*Cockatoo Coal, Ltd................................................  3,318,970    569,572
    Codan, Ltd........................................................    157,127    251,410

                                     1361

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
AUSTRALIA -- (Continued)
  #*Coffey International, Ltd.........................................  1,048,636 $   382,169
    Collection House, Ltd.............................................  1,845,943   1,584,006
   *Comet Ridge, Ltd..................................................     65,567       9,283
   #Consolidated Media Holdings, Ltd..................................  1,276,820   4,538,480
   *Continental Coal, Ltd.............................................  1,180,827     107,377
   *Cooper Energy, Ltd................................................    336,842     163,438
    Coventry Group, Ltd...............................................    144,778     413,381
   #Credit Corp. Group, Ltd...........................................    110,382     751,419
   *Crusader Resources, Ltd...........................................    155,861     102,289
   #CSG, Ltd..........................................................    674,612     511,390
   #CSR, Ltd..........................................................  2,491,176   3,246,499
    CTI Logistics, Ltd................................................      7,200      10,666
  #*Cudeco, Ltd.......................................................    399,317   1,386,646
  #*Cue Energy Resources, Ltd.........................................  1,378,665     230,105
   #Data#3, Ltd.......................................................    305,808     378,895
   #David Jones, Ltd..................................................  3,152,271   8,038,567
   #Decmil Group, Ltd.................................................    655,425   1,781,554
   *Deep Yellow, Ltd. (6480275).......................................    850,894      34,688
   *Deep Yellow, Ltd. (B88LQD5).......................................    189,087       7,750
   #Devine, Ltd.......................................................    497,498     276,560
  #*Discovery Metals, Ltd.............................................  1,249,162   1,733,092
    Domino's Pizza Enterprises, Ltd...................................     14,892     143,157
   *Downer EDI, Ltd...................................................  1,857,964   5,883,819
   *Dragon Mining, Ltd................................................    171,966     122,938
  #*Drillsearch Energy, Ltd. (6280271)................................  1,537,657   1,853,560
   *Drillsearch Energy, Ltd. (B8JXF22)................................    226,242     274,609
    DUET Group........................................................  4,637,733  10,110,604
   #DuluxGroup, Ltd...................................................  2,167,142   6,979,686
   #DWS, Ltd..........................................................    278,315     451,996
   *Dyesol, Ltd.......................................................    169,845      17,676
  #*Elders, Ltd.......................................................  1,419,921     341,449
  #*Elemental Minerals, Ltd...........................................    388,188     281,280
   *Ellect Holdings, Ltd..............................................        482          --
    Emeco Holdings, Ltd...............................................  2,172,998   1,725,239
   *Empire Oil & Gas NL...............................................    427,500       6,296
  #*Energy Resources of Australia, Ltd................................    684,442     992,709
  #*Energy World Corp., Ltd...........................................  4,025,738   1,997,948
   *Enero Group, Ltd..................................................     20,635      11,276
   *Engenco, Ltd......................................................     22,880       6,018
   *Entek Energy, Ltd.................................................    920,744     130,027
   #Envestra, Ltd.....................................................  5,386,882   4,849,915
  #*Equatorial Resources, Ltd.........................................    176,571     349,956
   *Eureka Energy, Ltd................................................    294,134     139,097
   #Euroz, Ltd........................................................     81,100      83,276
   *Evolution Mining, Ltd.............................................  1,644,550   2,656,140
   #Exco Resources, Ltd...............................................    429,909      65,451
   #Fairfax Media, Ltd................................................  3,010,410   1,650,048
    Fantastic Holdings, Ltd...........................................    355,613     858,296
  #*FAR, Ltd..........................................................  8,225,394     427,742
    Finbar Group, Ltd.................................................     58,051      63,646
   *Finders Resources, Ltd............................................      7,442       1,862
   #FKP Property Group, Ltd...........................................  3,177,933   1,246,073
   #Fleetwood Corp., Ltd..............................................    304,802   4,171,412
    FlexiGroup, Ltd...................................................    597,372   1,914,532
   #Flight Centre, Ltd................................................    192,954   4,287,621
   *Flinders Mines, Ltd...............................................  6,909,293     792,561
   *Focus Minerals, Ltd............................................... 19,167,915     702,461
   *Forest Enterprises Australia, Ltd.................................  2,849,173          --
   #Forge Group, Ltd..................................................    252,731   1,135,698
   *Forte Energy NL...................................................    471,243       9,472
    G8 Education, Ltd.................................................     70,212      70,505

                                     1362

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
  #*Galaxy Resources, Ltd.............................................   760,450 $  377,779
    Gazal Corp., Ltd..................................................   104,542    200,167
  #*Geodynamics, Ltd.................................................. 1,015,653    111,252
  #*Gindalbie Metals, Ltd............................................. 2,600,255  1,081,182
   *Global Construction Services, Ltd.................................     1,832      2,349
  #*Gold Road Resources, Ltd..........................................   141,504     24,327
  #*Golden Rim Resources, Ltd.........................................   722,577     79,654
   #Goodman Fielder, Ltd.............................................. 8,296,037  4,218,282
   *GrainCorp, Ltd....................................................   759,612  7,317,291
    Grange Resources, Ltd............................................. 1,245,669    466,432
  #*Great Southern, Ltd............................................... 9,302,784         --
  #*Greenland Minerals & Energy, Ltd..................................   711,078    292,706
  #*Gryphon Minerals, Ltd............................................. 1,673,195  1,189,016
   #GUD Holdings, Ltd.................................................   450,925  4,024,749
   *Gujarat NRE Coking Coal, Ltd......................................   119,865     20,622
  #*Gunns, Ltd........................................................ 2,872,620    483,011
   #GWA Group, Ltd.................................................... 1,206,755  2,659,114
   *Hastie Group, Ltd.................................................    81,042         --
  #*Havilah Resources NL..............................................   258,836    173,878
    HFA Holdings, Ltd.................................................   235,865    174,744
    HGL, Ltd..........................................................   102,586     77,463
  #*Highlands Pacific, Ltd............................................ 2,651,500    468,508
  #*Hillgrove Resources, Ltd.......................................... 1,053,747     80,293
   #Hills Holdings, Ltd............................................... 1,006,582  1,130,582
  #*Horizon Oil, Ltd.................................................. 4,487,756  1,279,812
   *Hutchison Telecommunications Australia, Ltd....................... 3,423,618    115,444
  #*Icon Energy, Ltd.................................................. 1,701,528    372,510
   *IDM International, Ltd............................................    23,969      2,053
   #iiNet, Ltd........................................................   664,344  2,262,461
    Imdex, Ltd........................................................ 1,061,080  1,735,790
   #IMF Australia, Ltd................................................   314,016    500,841
  #*IMX Resources, Ltd................................................   594,082    122,942
   #Independence Group NL............................................. 1,024,848  3,343,299
   *Indo Mines, Ltd...................................................    81,968     13,675
   *Indophil Resources NL............................................. 3,118,946  1,071,499
    Industrea, Ltd.................................................... 1,478,422  1,936,795
  #*Infigen Energy, Ltd............................................... 1,792,781    421,897
    Infomedia, Ltd.................................................... 1,458,074    321,026
   *Integra Mining, Ltd............................................... 3,714,022  1,207,678
    Integrated Research, Ltd..........................................   261,513    240,448
  #*Intrepid Mines, Ltd............................................... 1,794,707    411,611
   #Invocare, Ltd.....................................................   633,106  5,914,982
    IOOF Holdings, Ltd................................................ 1,074,600  7,021,016
   #Iress, Ltd........................................................   603,773  4,240,062
  #*Iron Ore Holdings, Ltd............................................   336,216    286,323
  #*Ivanhoe Australia, Ltd............................................   396,947    178,703
   #JB Hi-Fi, Ltd.....................................................   582,072  5,384,924
   *Jupiter Mines, Ltd................................................   465,443     82,714
   #K&S Corp., Ltd....................................................   220,226    318,322
  #*Kagara, Ltd....................................................... 1,945,393    245,328
  #*Kangaroo Resources, Ltd........................................... 2,874,627    269,585
   *Karoon Gas Australia, Ltd.........................................   667,086  2,573,976
  #*Kasbah Resources, Ltd.............................................   478,599     99,595
   #Kingsgate Consolidated, Ltd.......................................   770,830  3,255,648
   #Kingsrose Mining, Ltd.............................................   688,387    825,124
   *Lednium, Ltd......................................................   195,019     16,396
  #*Linc Energy, Ltd.................................................. 1,497,847    833,394
  #*Liquefied Natural Gas, Ltd........................................   595,144    226,850
    Little World Beverages, Ltd.......................................       502      2,752
    Lycopodium, Ltd...................................................    57,046    398,135
   *M2 Telecommunications Group, Ltd..................................   595,839  2,020,881

                                     1363

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
   #MacMahon Holdings, Ltd............................................ 3,532,236 $2,225,087
   *Macquarie Atlas Roads Group NL.................................... 1,535,838  2,098,612
    Macquarie Telecom Group, Ltd......................................    35,019    328,511
  #*Marengo Mining, Ltd............................................... 1,428,204    178,645
   #Matrix Composites & Engineering, Ltd..............................   158,693    318,194
    MaxiTRANS Industries, Ltd.........................................   942,578    651,910
   *Mayne Pharma Group, Ltd...........................................   205,191     77,186
    McGuigan Simeon Wines, Ltd........................................ 2,437,348    923,391
   #McMillan Shakespeare, Ltd.........................................   235,687  2,927,876
    McPherson's, Ltd..................................................   303,441    550,701
   #Medusa Mining, Ltd................................................   844,923  4,253,628
    Melbourne IT, Ltd.................................................   440,506    823,019
   *MEO Australia, Ltd................................................   681,039    184,406
   #Mermaid Marine Australia, Ltd..................................... 1,078,617  2,955,542
  #*Mesoblast, Ltd....................................................   169,618  1,115,565
  #*Metals X, Ltd.....................................................   173,131     21,764
   *Metgasco, Ltd.....................................................   667,052    131,898
   *Metminco, Ltd..................................................... 1,879,249    160,265
   *MetroCoal, Ltd....................................................    68,725     18,170
  #*MHM Metals, Ltd...................................................   287,217     97,163
   *Miclyn Express Offshore, Ltd......................................   662,257  1,299,956
    Mincor Resources NL............................................... 1,004,969    673,217
   *Minemakers, Ltd...................................................   113,803     16,630
  #*Mineral Deposits, Ltd.............................................   306,156  1,454,455
    Mineral Resources, Ltd............................................   377,669  3,146,103
  #*Mirabela Nickel, Ltd.............................................. 2,693,751    743,644
  #*Molopo Energy, Ltd................................................ 1,186,993    520,857
   *Moly Mines, Ltd...................................................    25,253      3,554
   #Monadelphous Group, Ltd...........................................   319,624  7,261,026
   *Morning Star Gold NL..............................................   332,749     38,465
   #Mortgage Choice, Ltd..............................................   631,109    959,260
   #Mount Gibson Iron, Ltd............................................ 3,038,008  3,021,380
  #*Murchison Metals, Ltd............................................. 1,229,022    623,407
   #Myer Holdings, Ltd................................................ 3,564,925  6,833,741
    MyState, Ltd......................................................    34,281    119,551
   *Nanosonics, Ltd...................................................   259,364    138,550
   #Navitas, Ltd...................................................... 1,189,617  4,835,888
   *New Guinea Energy, Ltd............................................   359,345     15,432
  #*NewSat, Ltd.......................................................   405,515    214,307
   *Nexus Energy, Ltd................................................. 4,998,176    699,082
  #*NIB Holdings, Ltd................................................. 1,322,671  2,177,540
   *Nido Petroleum, Ltd............................................... 6,093,154    233,658
  #*Noble Mineral Resources, Ltd......................................   859,168    139,953
    Norfolk Group, Ltd................................................   361,653    386,220
   *Northern Iron, Ltd................................................   599,344    735,937
  #*Northern Star Resources, Ltd...................................... 1,454,940  1,341,738
   *Norton Gold Fields, Ltd...........................................   561,526    156,437
    NRW Holdings, Ltd................................................. 1,174,775  3,532,937
  #*NuCoal Resources, Ltd.............................................   429,538     89,661
    Nufarm, Ltd.......................................................   817,424  4,663,747
   #Oakton, Ltd.......................................................   378,695    482,224
  #*Oilex, Ltd........................................................   247,428     23,662
  #*OPUS Group, Ltd...................................................    75,859     42,329
  #*Orocobre, Ltd.....................................................   257,530    444,338
   #OrotonGroup, Ltd..................................................    89,607    735,156
   *Otto Energy, Ltd.................................................. 1,936,175    170,193
    Pacific Brands, Ltd............................................... 4,412,120  2,400,847
   *Pacific Niugini, Ltd..............................................   200,616     43,851
  #*Paladin Energy, Ltd............................................... 4,096,983  4,962,363
   *Pan Pacific Petroleum NL.......................................... 1,094,343    160,930
   *PanAust, Ltd...................................................... 1,025,303  2,536,251

                                     1364

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
  #*Pancontinental Oil & Gas NL....................................... 1,057,588 $  223,376
   #Panoramic Resources, Ltd..........................................   971,509    601,539
   *PaperlinX, Ltd.................................................... 2,814,406    147,051
  #*Papillon Resources, Ltd...........................................    32,010     35,499
    Patties Foods, Ltd................................................    36,136     60,692
  #*Peak Resources, Ltd...............................................   288,357     50,946
   #Peet, Ltd......................................................... 1,096,798    759,161
   *Peninsula Energy, Ltd............................................. 5,178,834    161,609
  #*Perilya, Ltd...................................................... 1,482,070    395,108
   #Perpetual Trustees Australia, Ltd.................................   226,579  5,653,235
  #*Perseus Mining, Ltd............................................... 1,605,654  3,816,520
  #*Pharmaxis, Ltd.................................................... 1,018,699  1,187,548
   *Phosphagenics, Ltd................................................ 1,659,005    243,073
   *Plantcorp NL......................................................     4,329         --
  #*Platinum Australia, Ltd........................................... 1,442,661    101,578
  #*Pluton Resources, Ltd.............................................   538,056     96,125
    PMP, Ltd.......................................................... 2,395,607    830,518
   *Poseidon Nickel, Ltd..............................................   436,181     41,981
   #Premier Investments, Ltd..........................................   278,643  1,428,059
  #*Prima Biomed, Ltd................................................. 2,338,194    291,282
    Primary Health Care, Ltd.......................................... 1,960,174  6,193,442
    Prime Media Group, Ltd............................................ 1,777,139  1,288,461
   #PrimeAg, Ltd......................................................   213,399    238,630
    Programmed Maintenance Service, Ltd...............................   550,149  1,234,931
   *QRxPharma, Ltd....................................................   173,666    129,895
   *Quickstep Holdings, Ltd...........................................   462,355     84,540
   *Ramelius Resources, Ltd........................................... 1,512,836    787,319
  #*Range Resources, Ltd.............................................. 1,456,711    123,473
    RCR Tomlinson, Ltd................................................ 1,056,974  1,846,853
   #REA Group, Ltd....................................................   216,612  3,109,503
    Reckon, Ltd.......................................................   271,858    607,477
   *Red 5, Ltd........................................................     9,022     11,548
   *Red Fork Energy, Ltd..............................................   947,137    739,830
    Redflex Holdings, Ltd.............................................   377,855    811,195
    Reece Australia, Ltd..............................................   238,457  4,516,147
  #*Reed Resources, Ltd...............................................   698,001    131,639
   *Regis Resources, Ltd.............................................. 1,364,646  6,472,703
   #Reject Shop, Ltd. (The)...........................................   122,036  1,258,042
   *Resolute Mining, Ltd.............................................. 3,133,646  4,435,788
  #*Resource & Investment NL..........................................   353,895    109,729
   *Resource Equipment, Ltd...........................................   118,411     46,476
   *Resource Generation, Ltd..........................................   338,381     85,337
   #Retail Food Group, Ltd............................................    69,955    190,862
  #*Rex Minerals, Ltd.................................................   469,315    394,946
  #*Rialto Energy, Ltd................................................ 1,967,580    358,500
   #Ridley Corp., Ltd................................................. 1,283,068  1,403,288
   *RiverCity Motorway Group, Ltd..................................... 1,563,354         --
  #*Robust Resources, Ltd.............................................   136,513    111,766
   *Roc Oil Co., Ltd.................................................. 6,490,268  1,889,325
    Runge, Ltd........................................................    30,702     11,579
   #Ruralco Holdings, Ltd.............................................    88,651    330,406
   #SAI Global, Ltd................................................... 1,180,630  5,536,530
  #*Salinas Energy, Ltd............................................... 1,712,515    702,371
   #Salmat, Ltd.......................................................   664,807  1,570,140
  #*Samson Oil & Gas, Ltd............................................. 7,175,499    389,915
  #*Sandfire Resources NL.............................................   394,850  2,905,150
  #*Saracen Mineral Holdings, Ltd..................................... 2,686,129  1,338,203
    Schaffer Corp., Ltd...............................................    33,766    137,562
    Sedgman, Ltd......................................................   443,054    676,856
   #Seek, Ltd.........................................................   666,916  4,238,130
   #Select Harvests, Ltd..............................................   303,880    413,897

                                     1365

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
  #*Senex Energy, Ltd................................................. 3,522,445 $ 2,264,389
    Servcorp, Ltd.....................................................   301,327     898,623
    Service Stream, Ltd............................................... 1,432,710     590,958
   *Seven Group Holdings, Ltd.........................................     1,918      14,517
  #*Seven West Media, Ltd.............................................   299,791     486,616
   #Sigma Pharmaceuticals, Ltd........................................ 4,898,960   3,095,588
   *Sihayo Gold, Ltd..................................................   603,971      88,992
  #*Silex System, Ltd.................................................   545,788   2,200,029
   *Silver Lake Resources, Ltd........................................ 1,125,179   3,140,332
   *Sipa Resources International NL...................................   706,804      65,887
   #Sirtex Medical, Ltd...............................................   219,105   1,457,327
   #Skilled Group, Ltd................................................   492,016   1,132,571
    Slater & Gordon, Ltd..............................................    24,701      49,359
   #SMS Management & Technology, Ltd..................................   435,122   2,607,720
   *Southern Cross Electrical Engineering, Ltd........................    21,171      26,580
    Southern Cross Media Group, Ltd................................... 2,546,520   3,137,184
    Spark Infrastructure Group, Ltd................................... 5,579,889   9,538,467
  #*Specialty Fashion Group, Ltd......................................   809,557     423,544
  #*St. Barbara, Ltd.................................................. 1,946,083   2,826,214
   *Starpharma Holdings, Ltd..........................................   962,091   1,470,131
  #*Straits Resources, Ltd............................................   917,602     110,167
   *Strike Energy, Ltd................................................ 1,230,120     192,527
    Structural Systems, Ltd...........................................   138,772     104,504
    STW Communications Group, Ltd..................................... 1,087,599   1,061,538
  #*Sundance Energy Australia, Ltd.................................... 1,009,945     440,570
   *Sundance Resources, Ltd........................................... 8,756,539   3,062,727
   *Sunland Group, Ltd................................................   741,191     684,707
    Super Retail Group, Ltd........................................... 1,291,875  10,366,701
    Swick Mining Services, Ltd........................................    87,194      22,298
  #*Talent2 International, Ltd........................................   472,312     383,071
   *Talisman Mining, Ltd..............................................   217,981      63,786
  #*Tanami Gold NL....................................................   569,930     444,949
   *Tap Oil, Ltd...................................................... 1,450,696     963,102
   #Tassal Group, Ltd.................................................   626,912     832,506
   #Technology One, Ltd............................................... 1,322,653   1,730,669
   #Ten Network Holdings, Ltd......................................... 5,185,547   2,573,526
   *Terramin Australia, Ltd...........................................   100,290       4,092
  #*Texon Petroleum, Ltd..............................................   871,211     431,437
   #TFS Corp., Ltd.................................................... 1,393,854     612,714
  #*Thakral Holdings Group, Ltd....................................... 2,559,697   2,042,106
   *ThinkSmart, Ltd...................................................   175,934      35,095
    Thorn Group, Ltd..................................................   370,228     618,295
  #*Tiger Resources, Ltd.............................................. 1,751,101     529,119
   *Tissue Therapies, Ltd.............................................    41,469      20,795
   *Toro Energy, Ltd..................................................    70,156       4,936
   #Tox Free Solutions, Ltd...........................................   461,406   1,209,851
   #TPG Telecom, Ltd.................................................. 1,569,063   3,180,802
    Transfield Services, Ltd.......................................... 2,144,148   4,133,805
  #*Transpacific Industries Group, Ltd................................ 4,533,180   3,656,861
   #Troy Resources, Ltd...............................................   406,854   1,694,235
    Trust Co., Ltd. (The).............................................    89,605     497,625
   #UGL, Ltd..........................................................    59,049     805,715
   *Unity Mining, Ltd................................................. 2,433,889     265,920
    UXC, Ltd.......................................................... 1,169,545     776,811
   *VDM Group, Ltd.................................................... 1,684,753      63,051
  #*Venture Minerals, Ltd.............................................   450,858     131,432
   *Venturex Resources, Ltd...........................................    42,171       1,971
    Village Roadshow, Ltd.............................................   855,994   2,827,020
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 7,648,897   3,238,679
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 7,648,897      40,191
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd..............     1,203       4,251

                                     1366

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
AUSTRALIA -- (Continued)
   #Watpac, Ltd.......................................................    711,698 $    543,640
    WDS, Ltd..........................................................    375,342      188,334
   #Webjet, Ltd.......................................................    356,064    1,274,087
    Webster, Ltd......................................................    144,737       78,584
   #Western Areas NL..................................................    765,031    2,794,934
  #*Western Desert Resources, Ltd.....................................    225,143      162,126
   *Westgold Resources, Ltd...........................................     59,310        7,747
  #*White Energy Co., Ltd.............................................    643,913      204,840
    WHK Group, Ltd....................................................  1,202,433    1,124,216
   #Wide Bay Australia, Ltd...........................................     84,697      610,474
   *Willmott Forests, Ltd.............................................     17,224           --
  #*Windimurra Vanadium, Ltd..........................................    537,429           --
   #Wotif.com Holdings, Ltd...........................................    588,604    2,523,785
   *Yancoal Australia, Ltd. (B7TY454).................................    232,730      606,545
   *Yancoal Australia, Ltd. (B84LB45).................................    232,730      204,220
  #*YTC Resources, Ltd................................................    104,200       20,698
                                                                                  ------------
TOTAL AUSTRALIA.......................................................             547,286,570
                                                                                  ------------
CHINA -- (0.1%)
   *Apollo Solar Energy Technology Holdings, Ltd...................... 19,976,000      535,294
  #*China Public Procurement, Ltd.....................................  5,230,000           --
    China XLX Fertiliser, Ltd.........................................    521,000      138,012
   *Skyfame Realty Holdings, Ltd......................................  2,963,625      214,257
                                                                                  ------------
TOTAL CHINA...........................................................                 887,563
                                                                                  ------------
HONG KONG -- (13.7%)
    Aeon Credit Service (Asia) Co., Ltd...............................    580,000      476,717
    Aeon Stores Hong Kong Co., Ltd....................................    234,000      673,125
    Alco Holdings, Ltd................................................  1,426,000      302,801
    Allan International Holdings, Ltd.................................    720,000      190,083
    Allied Group, Ltd.................................................    683,200    1,528,884
    Allied Overseas, Ltd..............................................     50,000       26,098
    Allied Properties, Ltd............................................ 12,297,857    1,581,280
   *Apac Resources, Ltd............................................... 12,720,000      407,527
    APT Satellite Holdings, Ltd.......................................  1,275,000      315,269
   *Ares Asia, Ltd....................................................    560,400       52,325
   *Artel Solutions Group Holdings, Ltd...............................  7,885,000       89,403
   *Artini China Co., Ltd.............................................  2,131,000       29,679
    Arts Optical International Holdings, Ltd..........................    730,000      210,952
    Asia Financial Holdings, Ltd......................................  2,474,908      882,736
    Asia Satellite Telecommunications Holdings, Ltd...................    962,000    2,622,308
    Asia Standard Hotel Group, Ltd.................................... 11,777,218    1,041,160
    Asia Standard International Group, Ltd............................ 13,333,185    2,025,998
    Associated International Hotels, Ltd..............................    980,000    2,081,322
    Aupu Group Holding Co., Ltd.......................................  2,504,000      180,076
    Automated Systems Holdings, Ltd...................................    378,000       49,926
    Bauhaus International Holdings, Ltd...............................    662,000      130,042
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd...................  1,154,000       18,734
   *Bel Global Resources Holdings, Ltd................................  2,576,000       47,170
   *Bio-Dynamic Group, Ltd............................................  2,544,000      212,213
   *Birmingham International Holdings, Ltd............................  6,502,000      127,446
    Bonjour Holdings, Ltd.............................................  5,496,000      818,136
    Bossini International Holdings, Ltd...............................  3,871,500      226,121
   *Brightoil Petroleum Holdings, Ltd.................................    525,000      102,259
  #*Burwill Holdings, Ltd.............................................  8,888,960      125,332
   *C Y Foundation Group, Ltd.........................................  2,350,000       21,213
    Cafe de Coral Holdings, Ltd.......................................    774,000    2,220,237
   *Capital Estate, Ltd...............................................  2,345,000       45,143
   *Carico Holdings, Ltd.............................................. 23,820,000      855,316
    Century City International Holdings, Ltd..........................  6,419,460      419,056
    Century Sunshine Group Holdings, Ltd..............................  3,655,000      114,063

                                     1367

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Champion Technology Holdings, Ltd................................. 14,881,730 $  197,065
    Chen Hsong Holdings, Ltd..........................................    898,000    251,242
    Cheuk Nang Holdings, Ltd..........................................    386,457    149,238
    Chevalier International Holdings, Ltd.............................    737,482    879,707
   *China Best Group Holding, Ltd.....................................  2,701,400     30,336
   *China Billion Resources, Ltd......................................  4,876,000         --
   *China Boon Holdings, Ltd..........................................  6,200,000     77,963
   *China Daye Non-Ferrous Metals Mining, Ltd.........................  4,387,837    197,365
   *China Digicontent Co., Ltd........................................  2,710,000      3,495
   *China Digital Licensing Group, Ltd................................    770,000     18,620
   *China Electronics Corp. Holdings Co., Ltd.........................  2,888,250    253,923
   *China Energy Development Holdings, Ltd............................ 22,152,000    278,624
   *China Environmental Investment Holdings, Ltd......................  7,470,000    213,552
   *China Financial Services Holdings, Ltd............................    954,000     54,284
   *China Flavors & Fragrances Co., Ltd...............................    156,137     24,161
   *China Gamma Group, Ltd............................................  7,500,000    158,552
   *China Infrastructure Investment, Ltd..............................  8,680,000    228,528
   *China Investments Holdings, Ltd...................................    149,000      3,300
  #*China Mandarin Holdings, Ltd......................................    900,480     62,570
    China Metal International Holdings, Ltd...........................  2,582,000    457,899
   *China Motion Telecom International, Ltd...........................  1,131,000     13,140
    China Motor Bus Co., Ltd..........................................     50,000    387,557
   *China Nuclear Industry 23 International Corp., Ltd................  1,024,000    219,574
   *China Ocean Shipbuilding Industry Group, Ltd......................  2,017,000     17,883
   *China Oriental Culture Group, Ltd.................................  3,268,000     76,635
   *China Renji Medical Group, Ltd.................................... 12,784,000         --
  #*China Resources & Transportation Group, Ltd....................... 32,900,000  1,163,086
  #*China Solar Energy Holdings, Ltd.................................. 37,990,000    145,953
   *China Strategic Holdings, Ltd..................................... 12,585,000    210,463
    China Ting Group Holdings, Ltd....................................  2,443,151    122,529
   *China Tycoon Beverage Holdings, Ltd...............................  2,732,000     29,946
    China WindPower Group, Ltd........................................ 14,630,000    426,573
   *China Yunnan Tin Minerals Group Co., Ltd..........................     41,776      1,344
    China-Hongkong Photo Products Holdings, Ltd.......................  2,123,000    161,006
    Chinney Investments, Ltd..........................................  1,144,000    142,198
   #Chong Hing Bank, Ltd..............................................    878,000  1,399,689
   #Chow Sang Sang Holdings International, Ltd........................    161,000    327,353
    Chu Kong Shipping Enterprise Group Co., Ltd.......................  2,188,000    311,790
    Chuang's China Investments, Ltd...................................  3,388,000    188,627
    Chuang's Consortium International, Ltd............................  3,569,965    380,220
   *Chun Wo Development Holdings, Ltd.................................  2,002,926    105,426
   #Citic Telecom International Holdings, Ltd.........................  4,528,000    863,675
    City Telecom, Ltd.................................................  1,601,751    362,093
    CK Life Sciences International Holdings, Inc...................... 12,774,000    715,472
   *Climax International Co., Ltd.....................................          1         --
   *CNT Group, Ltd....................................................  8,315,264    401,938
    COL Capital, Ltd..................................................  2,625,840    371,091
    Computer & Technologies Holdings, Ltd.............................    232,000     46,661
   *Continental Holdings, Ltd.........................................  4,648,250     49,646
    Cosmos Machinery Enterprises, Ltd.................................  1,584,400     78,321
   *CP Lotus Corp., Ltd............................................... 11,420,000    265,003
    Cross-Harbour Holdings, Ltd. (The)................................    659,520    526,535
    CSI Properties, Ltd............................................... 10,476,383    478,581
   *CST Mining Group, Ltd............................................. 71,688,000  1,065,594
   *Culture Landmark Investment, Ltd.................................. 10,196,000     64,463
   *Culturecom Holdings, Ltd..........................................  1,785,000    289,505
   #Dah Sing Banking Group, Ltd.......................................  1,157,597  1,064,651
   #Dah Sing Financial Holdings, Ltd..................................    621,427  1,978,587
  #*Dan Form Holdings Co., Ltd........................................  3,261,260    351,541
   *Dejin Resources Group Co., Ltd....................................  3,137,500     41,120
    Dickson Concepts International, Ltd...............................    976,000    524,550

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

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Dingyi Group Investment, Ltd......................................  5,497,500 $  128,884
   *Doxen Energy Group, Ltd...........................................    286,796     33,615
   *DVN Holdings, Ltd.................................................  1,954,000     58,717
    Dynamic Holdings, Ltd.............................................    226,000     36,768
    Eagle Nice International Holdings, Ltd............................  1,078,000    240,492
    EcoGreen Fine Chemicals Group, Ltd................................  1,112,000    182,145
   *EganaGoldpfeil Holdings, Ltd......................................  4,121,757         --
   *e-Kong Group, Ltd.................................................    290,000     14,960
    Emperor Entertainment Hotel, Ltd..................................  2,820,000    510,031
    Emperor International Holdings, Ltd...............................  5,928,753  1,215,305
    Emperor Watch & Jewellery, Ltd.................................... 17,710,000  1,585,322
   *ENM Holdings, Ltd................................................. 15,112,000    813,853
   *Enviro Energy International Holdings, Ltd.........................  4,138,000     88,198
   *EPI Holdings, Ltd.................................................  4,259,927     99,564
  #*Esprit Holdings, Ltd..............................................    427,100    512,995
   *eSun Holdings, Ltd................................................  2,554,000    327,586
    EVA Precision Industrial Holdings, Ltd............................  6,292,000    468,019
   *Ezcom Holdings, Ltd...............................................     72,576        449
    Fairwood, Ltd.....................................................    346,600    684,708
    Far East Consortium International, Ltd............................  4,612,271    835,827
   *Far East Technology International, Ltd............................    179,520      8,681
   *First Natural Foods Holdings, Ltd.................................  2,365,000         --
  #*Fook Woo Group Holdings, Ltd......................................    952,000    166,959
    Fountain SET Holdings, Ltd........................................  4,622,000    492,745
    Four Seas Mercantile Holdings, Ltd................................    592,000    186,678
   *Frasers Property China, Ltd....................................... 16,477,000    447,224
    Fujikon Industrial Holdings, Ltd..................................    456,000     87,939
    Get Nice Holdings, Ltd............................................ 19,044,000    782,728
   #Giordano International, Ltd.......................................  7,240,000  5,031,492
   *Global Tech Holdings, Ltd.........................................  4,598,000     18,577
   #Glorious Sun Enterprises, Ltd.....................................  2,682,000    831,092
    Gold Peak Industries Holding, Ltd.................................  3,118,642    309,215
    Golden Resources Development International, Ltd...................  3,330,500    151,810
   *Goldin Financial Holdings, Ltd....................................    480,000     53,199
   *Goldin Properties Holdings, Ltd...................................  3,044,000  1,758,715
    Golik Holdings, Ltd...............................................    250,500     20,429
   *Good Fellow Resources Holdings, Ltd...............................  1,670,000     50,025
   *Grande Holdings, Ltd..............................................    882,000     46,632
    Great Eagle Holdings, Ltd.........................................     70,160    176,849
   *Greenheart Group, Ltd.............................................  1,456,000     76,473
   *G-Resources Group, Ltd............................................ 56,784,000  3,313,517
   *Group Sense International, Ltd....................................  2,448,000     54,889
    Guangnan Holdings, Ltd............................................  2,249,600    256,973
   *Guotai Junan International Holdings, Ltd..........................    389,000    112,630
    Haitong International Securities Group, Ltd.......................  1,257,586    383,977
   *Hang Fung Gold Technology, Ltd....................................  1,972,482         --
   *Hans Energy Co., Ltd..............................................  6,608,000     81,017
    Harbour Centre Development, Ltd...................................    957,500  1,148,287
   *Hengli Commercial Properties Group, Ltd...........................     14,000        586
    High Fashion International, Ltd...................................    268,000     93,037
    HKR International, Ltd............................................  5,895,136  2,169,876
    Hon Kwok Land Investment Co., Ltd.................................    314,800    107,184
    Hong Kong & Shanghai Hotels, Ltd..................................     22,000     27,865
    Hong Kong Ferry Holdings, Ltd.....................................    809,300    685,608
    Hongkong Chinese, Ltd.............................................  4,774,000    735,299
   *Hop Fung Group Holdings, Ltd......................................    888,000     26,804
    Hsin Chong Construction Group, Ltd................................  1,569,658    177,765
   *Huafeng Group Holdings, Ltd.......................................  6,233,325    163,747
    Hung Hing Printing Group, Ltd.....................................  1,298,000    209,276
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............    238,000    115,392
   *Hybrid Kinetic Group, Ltd......................................... 14,884,000    232,841

                                     1369

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
   *HyComm Wireless, Ltd..............................................     89,090 $   16,835
   *I-Cable Communications, Ltd.......................................    531,000     21,463
   *IDT International, Ltd............................................  5,454,183     66,438
   *Imagi International Holdings, Ltd................................. 19,928,000    256,060
    IPE Group, Ltd....................................................  2,060,000    161,420
  #*IRC, Ltd,.........................................................  1,922,000    167,273
  #*IT, Ltd...........................................................  2,814,532  1,173,154
    ITC Corp., Ltd....................................................    659,645     42,009
   *ITC Properties Group, Ltd.........................................  3,645,747  1,055,270
   *Jinhui Holdings, Ltd..............................................    345,000     57,031
    Jiuzhou Development Co., Ltd......................................  2,558,000    201,263
   *JLF Investment Co., Ltd...........................................  3,293,500    171,950
    Johnson Electric Holdings, Ltd....................................    189,500    110,714
    Joyce Boutique Holdings, Ltd......................................  1,530,000    121,560
    Junefield Department Store Group, Ltd.............................    208,000     11,095
   #K Wah International Holdings, Ltd.................................  5,959,967  2,167,736
    Kam Hing International Holdings, Ltd..............................  1,974,000    157,615
    Kantone Holdings, Ltd............................................. 11,245,145     93,936
   *Karl Thomson Holdings, Ltd........................................    834,000     46,246
    Karrie International Holdings, Ltd................................  1,111,600     77,502
    Keck Seng Investments (Hong Kong), Ltd............................    904,600    362,443
    Kin Yat Holdings, Ltd.............................................    586,000     70,025
   *King Pacific International Holdings, Ltd..........................  1,404,200     22,091
   *King Stone Energy Group, Ltd......................................  3,043,000    138,528
    Kingmaker Footwear Holdings, Ltd..................................  1,484,955    225,034
    Kingston Financial Group, Ltd..................................... 11,903,000  1,192,869
    Kith Holdings, Ltd................................................    204,000     18,680
   *Kiu Hung Energy Holdings, Ltd.....................................    880,000      5,096
   *Ko Yo Chemical Group, Ltd......................................... 16,260,000    269,024
   *Kosmopolito Hotels International, Ltd.............................    278,000     54,535
    Kowloon Development Co., Ltd......................................  1,616,000  1,573,283
    Kwoon Chung Bus Holdings, Ltd.....................................    556,000    104,774
   *Lai Sun Development Co., Ltd...................................... 63,116,466  1,140,900
   *Lai Sun Garment International, Ltd................................  2,770,000    288,429
    Lam Soon Hong Kong, Ltd...........................................    302,310    157,923
   *Leading Spirit High-Tech Holdings Co., Ltd........................  2,310,000      2,979
   #Lee & Man Chemical Co., Ltd.......................................  1,420,000    683,726
    Lee & Man Handbags, Ltd...........................................    118,000     12,562
    Lee's Pharmaceutical Holdings, Ltd................................      5,000      2,435
    Lerado Group Holdings Co., Ltd....................................  1,900,000    195,271
    Lippo China Resources, Ltd........................................  8,092,000    166,431
    Lippo, Ltd........................................................  1,195,700    492,098
   *Lisi Group Holdings, Ltd..........................................  4,262,000    170,198
   #Liu Chong Hing Investment, Ltd....................................    775,200    750,379
    Luen Thai Holdings, Ltd...........................................  1,345,000    159,056
   #Luk Fook Holdings International, Ltd..............................    786,000  1,898,797
    Luks Group (Vietnam Holdings) Co., Ltd............................    428,913     96,484
   *Lung Cheong International Holdings, Ltd...........................  6,790,000    165,605
    Lung Kee (Bermuda) Holdings, Ltd..................................  1,597,875    529,869
   *Madex International Holdings, Ltd.................................  3,182,000     60,236
    Magnificent Estates, Ltd.......................................... 13,184,000    492,031
    Mainland Headwear Holdings, Ltd...................................    765,600     73,980
    Man Yue Technology Holdings, Ltd..................................  1,064,000    188,451
    Matrix Holdings, Ltd..............................................  1,067,414    218,218
   *Mei Ah Entertainment Group, Ltd................................... 11,040,000    142,370
    Melbourne Enterprises, Ltd........................................     40,500    680,681
    Melco International Development, Ltd..............................  4,054,000  3,038,564
    Midland Holdings, Ltd.............................................  3,352,000  1,762,341
    Ming Fai International Holdings, Ltd..............................  1,680,000    124,663
   *Ming Fung Jewellery Group, Ltd....................................  9,260,000    427,875
    Miramar Hotel & Investment Co., Ltd...............................    791,000    841,564

                                     1370

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Modern Beauty Salon Holdings, Ltd.................................    160,000 $   18,132
   *Mongolia Energy Corp., Ltd........................................ 10,603,000    413,771
   *Mongolian Mining Corp.............................................    297,500    163,004
   *Nan Nan Resources Enterprise, Ltd.................................    330,000     34,009
    Nanyang Holdings, Ltd.............................................    137,500    434,514
    National Electronics Holdings, Ltd................................  2,434,000    291,574
    Natural Beauty Bio-Technology, Ltd................................  4,470,000    678,124
   #Neo-Neon Holdings, Ltd............................................  2,154,500    217,722
   *Net2Gather China Holdings, Ltd....................................  7,479,720     66,783
    New Century Group Hong Kong, Ltd.................................. 13,351,464    265,713
   *New Focus Auto Tech Holdings, Ltd.................................    104,000     16,686
   *New Smart Energy Group, Ltd....................................... 23,975,000    128,810
  #*New Times Energy Corp., Ltd.......................................  1,297,600    132,660
    Neway Group Holdings, Ltd......................................... 21,419,087     43,898
    NewOcean Green Energy Holdings, Ltd...............................  3,502,000    729,881
   *Next Media, Ltd...................................................  3,725,183    239,132
   *Norstar Founders Group, Ltd.......................................  3,256,000         --
   *North Asia Resources Holdings, Ltd................................  1,633,600     58,985
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............  6,229,706    323,799
   *Orient Power Holdings, Ltd........................................    804,000     19,492
   #Oriental Watch Holdings, Ltd......................................  2,178,800    658,820
    Pacific Andes International Holdings, Ltd.........................  8,365,378    456,831
    Pacific Basin Shipping, Ltd.......................................  9,662,000  4,236,203
    Pacific Textile Holdings, Ltd.....................................  1,835,000  1,293,833
    Paliburg Holdings, Ltd............................................  3,152,830    954,769
   *Pan Asia Environmental Protection Group, Ltd......................  1,258,432    103,310
  #*Peace Mark Holdings, Ltd..........................................  2,738,022         --
   *Pearl Oriental Oil, Ltd...........................................  6,320,800    494,808
    Pegasus International Holdings, Ltd...............................    226,000     32,347
    Pico Far East Holdings, Ltd.......................................  4,012,000    876,224
    Playmates Holdings, Ltd...........................................     16,000      7,191
   *PME Group, Ltd....................................................  7,020,000    103,047
   *PNG Resources Holdings, Ltd....................................... 16,698,362    238,030
    Pokfulam Development Co., Ltd.....................................    234,000    305,131
    Polytec Asset Holdings, Ltd....................................... 10,763,526    979,443
    Public Financial Holdings, Ltd....................................  3,194,000  1,354,361
    PYI Corp., Ltd.................................................... 12,919,134    292,806
   *Pyxis Group, Ltd..................................................  1,936,000     42,441
    Raymond Industrial, Ltd...........................................  1,383,400    122,980
    Regal Hotels International Holdings, Ltd..........................  2,509,800    971,869
    Richfield Group Holdings, Ltd.....................................  3,816,000    151,358
  #*Rising Development Holdings, Ltd..................................  2,278,000    127,120
    Rivera Holdings, Ltd..............................................  5,710,000    146,412
    S.A.S. Dragon Holdings, Ltd.......................................  1,212,000    302,745
    SA SA International Holdings, Ltd.................................    996,000    604,926
    Safety Godown Co., Ltd............................................    398,000    344,374
    Samson Paper Holdings, Ltd........................................  1,532,000     69,806
   *San Miguel Brewery Hong Kong, Ltd.................................    532,800     77,350
   *Sandmartin International Holdings, Ltd............................     84,000     10,406
   *Sanyuan Group, Ltd................................................    415,000      8,027
    SEA Holdings, Ltd.................................................  1,140,000    513,424
   *SEEC Media Group, Ltd.............................................    136,000      4,403
   *Sheng Yuan Holdings, Ltd..........................................    210,000     12,682
   #Shenyin Wanguo, Ltd...............................................  1,347,500    353,630
    Shenzhen High-Tech Holdings, Ltd..................................    812,000     48,915
   *Shougang Concord Grand Group, Ltd.................................  1,617,000     61,182
   *Shougang Concord Technology Holdings, Ltd.........................  4,201,809    192,374
   *Shun Ho Resources Holdings, Ltd...................................    483,000     68,832
   *Shun Ho Technology Holdings, Ltd..................................  1,037,452    138,915
    Shun Tak Holdings, Ltd............................................  7,219,419  2,501,802
   *Sing Pao Media Enterprises, Ltd...................................    250,511        485

                                     1371

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Sing Tao News Corp., Ltd..........................................  1,974,000 $  253,043
    Singamas Container Holdings, Ltd..................................  7,516,000  1,555,798
   *Sinocan Holdings, Ltd.............................................    350,000      1,760
   *Sinocop Resources Holdings, Ltd...................................  3,980,000    321,373
   *Sino-Tech International Holdings, Ltd............................. 29,380,000    265,207
    SIS International Holdings, Ltd...................................     34,000     11,949
    SmarTone Telecommunications Holdings, Ltd.........................    172,000    361,623
   #SOCAM Development, Ltd............................................    954,771    921,398
   *Solomon Systech International, Ltd................................  6,312,000    157,964
    Soundwill Holdings, Ltd...........................................     12,000     17,653
   *South China (China), Ltd..........................................  6,744,000    461,511
   *South China Financial Holdings, Ltd...............................  4,872,000     30,468
   *South China Land, Ltd............................................. 20,095,170    238,062
    Southeast Asia Properties & Finance, Ltd..........................    245,891     62,965
    Stella International Holdings, Ltd................................     46,500    115,803
   *Stelux Holdings International, Ltd................................    714,000    170,783
   *Styland Holdings, Ltd.............................................    137,438      1,839
   *Success Universe Group, Ltd.......................................  5,552,000    146,289
    Sun Hing Vision Group Holdings, Ltd...............................    358,000    120,552
   #Sun Hung Kai & Co., Ltd...........................................  1,679,296    807,599
   *Sun Innovation Holdings, Ltd...................................... 11,325,655    145,326
    Sunwah Kingsway Capital Holdings, Ltd.............................  3,480,000     44,807
   *Sunway International Holdings, Ltd................................    866,000     21,373
   *Superb Summit International Timber Co., Ltd....................... 12,186,600    131,537
   #Sustainable Forest Holdings, Ltd.................................. 13,677,750    280,444
    Synergis Holdings, Ltd............................................    262,033     23,295
    Tai Cheung Holdings, Ltd..........................................  1,924,000  1,334,185
    Tai Sang Land Development, Ltd....................................    576,984    209,343
   *Talent Property Group, Ltd........................................  5,106,420    146,769
   #Tan Chong International, Ltd......................................  1,212,000    323,708
   #Tao Heung Holdings, Ltd...........................................     48,000     24,391
  #*Taung Gold International, Ltd..................................... 14,590,000    299,149
    Techtronic Industries Co., Ltd....................................    200,500    269,696
    Termbray Industries International (Holdings), Ltd.................  2,304,900    201,567
    Tern Properties Co., Ltd..........................................     51,200     19,804
    Texwinca Holdings, Ltd............................................    330,000    310,029
   *Theme International Holdings, Ltd.................................  3,660,000     64,532
    Tian Teck Land, Ltd...............................................  1,054,000    897,005
  #*Titan Petrochemicals Group, Ltd................................... 13,140,000     65,067
   *Tom Group, Ltd....................................................  3,612,000    315,213
    Tongda Group Holdings, Ltd........................................ 10,120,000    369,706
    Top Form International, Ltd.......................................  1,630,000     65,018
   *Topsearch International Holdings, Ltd.............................  2,680,000     45,007
   *Town Health International Investments, Ltd........................  1,175,165     70,216
    Tradelink Electronic Commerce, Ltd................................    996,000    146,021
   #Transport International Holdings, Ltd.............................    894,141  1,743,491
   *Trinity, Ltd......................................................  1,514,000    985,564
    Tristate Holdings, Ltd............................................    188,000    120,993
   *TSC Group Holdings, Ltd...........................................  1,928,000    274,670
   #Tse Sui Luen Jewellery International, Ltd.........................    300,000    188,507
    Tungtex Holdings Co., Ltd.........................................    788,000     77,133
    Tysan Holdings, Ltd...............................................  1,040,773    197,674
   #United Laboratories International Holdings, Ltd. (The)............  3,210,000  1,518,058
    Universal Technologies Holdings, Ltd..............................  6,000,000    273,124
   *Up Energy Development Group, Ltd..................................     26,000      3,374
   *U-Right International Holdings, Ltd...............................  4,746,000      8,568
   *Value Convergence Holdings, Ltd...................................  1,216,000    142,534
   #Value Partners Group, Ltd.........................................  3,068,000  1,399,607
    Van Shung Chong Holdings, Ltd.....................................  1,601,335     94,669
   *Vantage International Holdings, Ltd...............................  2,596,000    151,428
    Varitronix International, Ltd.....................................  1,097,293    363,688

                                     1372

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
HONG KONG -- (Continued)
    Vedan International Holdings, Ltd.................................  3,272,000 $    218,725
    Veeko International Holdings, Ltd.................................  4,027,116       98,180
    Victory City International Holdings, Ltd..........................  3,582,142      344,877
   *Vision Values Holdings, Ltd.......................................    281,400        7,572
   #Vitasoy International Holdings, Ltd...............................  3,719,000    3,297,503
   *Vongroup, Ltd.....................................................  9,290,000       50,196
    VST Holdings, Ltd.................................................  2,370,000      367,545
    Wah Ha Realty Co., Ltd............................................    258,600      140,304
  #*Wah Nam International Holdings, Ltd............................... 23,270,814    1,406,121
    Wai Kee Holdings, Ltd.............................................  7,946,738    1,448,383
    Wang On Group, Ltd................................................  8,831,286       94,749
   *Warderly International Holdings, Ltd..............................    520,000       32,187
    Water Oasis Group, Ltd............................................  1,632,000      205,766
    Win Hanverky Holdings, Ltd........................................  1,712,000      143,129
   *Winfoong International, Ltd.......................................    561,000        5,296
    Wing On Co. International, Ltd....................................    781,000    1,700,943
    Wing Tai Properties, Ltd..........................................  1,957,331    1,072,585
   *Wo Kee Hong Holdings, Ltd.........................................  1,175,000       24,157
    Wong's International (Holdings), Ltd..............................    737,641      170,092
    Wong's Kong King International Holdings, Ltd......................    120,000       10,797
    Xingye Copper International Group, Ltd............................  1,615,000      161,838
   #Xinyi Glass Holdings, Ltd.........................................  1,328,000      667,197
    Y. T. Realty Group, Ltd...........................................    749,000      185,565
    Yangtzekiang Garment, Ltd.........................................    606,500      221,522
    Yau Lee Holdings, Ltd.............................................    534,000       70,689
    Yeebo (International Holdings), Ltd...............................    572,000       91,349
    YGM Trading, Ltd..................................................    373,000      845,544
   *Yugang International, Ltd......................................... 93,492,000      492,276
                                                                                  ------------
TOTAL HONG KONG.......................................................             149,474,448
                                                                                  ------------
MALAYSIA -- (0.0%)
   *Autoways Holdings Berhad..........................................     10,000           --
   *Rekapacific Berhad................................................    473,000           --
                                                                                  ------------
TOTAL MALAYSIA........................................................                      --
                                                                                  ------------
NEW ZEALAND -- (5.9%)
    Abano Healthcare Group, Ltd.......................................     26,824       98,546
    Air New Zealand, Ltd..............................................  2,261,316    1,646,169
    Auckland International Airport, Ltd...............................  1,137,263    2,288,128
    Cavalier Corp., Ltd...............................................    283,674      373,754
    CDL Investments New Zealand, Ltd..................................    395,965      115,647
   *Chorus, Ltd.......................................................     72,601      182,336
    Colonial Motor Co., Ltd...........................................    148,846      384,187
    Ebos Group, Ltd...................................................    196,797    1,221,203
   *Fisher & Paykel Appliances Holdings, Ltd..........................  3,131,412    1,428,229
    Fisher & Paykel Healthcare Corp., Ltd.............................  3,117,358    4,802,621
   #Freightways, Ltd..................................................    793,614    2,484,383
    Hallenstein Glasson Holdings, Ltd.................................    243,961      816,639
   *Heartland New Zealand, Ltd........................................    173,369       77,154
    Hellaby Holdings, Ltd.............................................    353,056      851,317
    Infratil, Ltd.....................................................  2,297,385    3,882,576
    Mainfreight, Ltd..................................................    439,219    3,311,715
    Methven, Ltd......................................................     70,490       72,431
    Michael Hill International, Ltd...................................  1,534,152    1,250,499
    Millennium & Copthorne Hotels (New Zealand), Ltd..................  1,387,344      472,721
    New Zealand Oil & Gas, Ltd........................................  1,873,428    1,232,652
   #New Zealand Refining Co., Ltd.....................................    591,259    1,113,860
    Northland Port Corp. (New Zealand), Ltd...........................    210,512      321,503
   #Nuplex Industries, Ltd............................................  1,013,819    2,071,775
   *NZX, Ltd..........................................................    872,811      824,461
  #*Opus International Consultants, Ltd...............................     10,757       18,961

                                     1373

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
NEW ZEALAND -- (Continued)
   *Pike River Coal, Ltd..............................................   490,805 $        --
    Port of Tauranga, Ltd.............................................   528,322   4,865,536
   *Pumpkin Patch, Ltd................................................   606,913     446,106
   *Pyne Gould Guinness, Ltd..........................................   452,775     113,381
   *Rakon, Ltd........................................................   346,364     120,534
   #Restaurant Brands New Zealand, Ltd................................   413,600     709,038
   *Richina Pacific, Ltd..............................................   274,180      79,936
   *Rubicon, Ltd...................................................... 1,485,105     361,045
    Ryman Healthcare, Ltd............................................. 1,685,604   4,985,619
    Sanford, Ltd......................................................   393,618   1,208,865
    Scott Technology, Ltd.............................................    36,510      51,074
   *Seafresh Fisheries, Ltd...........................................    80,520       1,826
    Skellerup Holdings, Ltd...........................................   311,483     372,667
    Sky Network Television, Ltd....................................... 1,006,593   4,048,560
    SKYCITY Entertainment Group, Ltd.................................. 3,227,185   9,282,028
    South Port New Zealand, Ltd.......................................    30,744      77,364
    Steel & Tube Holdings, Ltd........................................   389,046     673,210
    Tourism Holdings, Ltd.............................................   274,867     127,031
    Tower, Ltd........................................................   967,919   1,329,460
    TrustPower, Ltd...................................................    43,651     272,777
    Vector, Ltd.......................................................   986,035   2,215,537
    Warehouse Group, Ltd..............................................   588,314   1,235,181
   *Xero, Ltd.........................................................    11,118      48,024
                                                                                 -----------
TOTAL NEW ZEALAND.....................................................            63,968,266
                                                                                 -----------
SINGAPORE -- (11.2%)
  #*Abterra, Ltd......................................................   531,800     309,433
    Amtek Engineering, Ltd............................................   374,000     179,336
    Armstrong Industrial Corp., Ltd................................... 1,264,000     262,431
  #*Asiasons Capital, Ltd............................................. 1,048,000     508,643
   *Asiatravel.com Holdings, Ltd......................................    17,879       4,543
   #ASL Marine Holdings, Ltd..........................................   721,600     332,314
  #*AusGroup, Ltd..................................................... 2,062,000     575,527
    Baker Technology, Ltd............................................. 1,272,000     305,473
   *Banyan Tree Holdings, Ltd.........................................   960,000     445,516
    Beng Kuang Marine, Ltd............................................   922,000      94,147
    Best World International, Ltd.....................................    37,500       4,983
   #BH Global Marine, Ltd.............................................   621,000      94,458
  #*Biosensors International Group, Ltd............................... 3,262,237   3,209,729
    Bonvests Holdings, Ltd............................................   978,000     738,605
    Boustead Singapore, Ltd........................................... 1,020,000     798,115
    Breadtalk Group, Ltd..............................................   449,800     194,137
   #Broadway Industrial Group, Ltd.................................... 1,026,000     286,255
    Bukit Sembawang Estates, Ltd......................................   448,003   1,689,154
   *Bund Center Investment, Ltd....................................... 1,100,000     153,987
    Cerebos Pacific, Ltd..............................................   545,000   2,360,616
    CH Offshore, Ltd.................................................. 1,539,400     493,195
    China Aviation Oil Singapore Corp., Ltd........................... 1,020,000     809,573
   *China Dairy Group, Ltd............................................ 1,460,000     111,815
   *China Energy, Ltd................................................. 1,518,000      60,693
    China Merchants Holdings Pacific, Ltd.............................   813,000     448,690
  #*China Taisan Technology Group Holdings, Ltd.......................   564,915      18,909
   #Chip Eng Seng Corp., Ltd.......................................... 2,166,800     712,268
    Chosen Holdings, Ltd.............................................. 1,190,000      95,150
    Chuan Hup Holdings, Ltd........................................... 3,967,000     714,882
  #*Cosco Corp Singapore, Ltd.........................................   241,000     186,526
    Creative Technology, Ltd..........................................   272,200     742,848
    CSC Holdings, Ltd................................................. 1,829,000     147,852
    CSE Global, Ltd................................................... 2,156,000   1,475,188
    CWT, Ltd.......................................................... 1,072,700   1,071,231
    Datapulse Technology, Ltd.........................................    27,000       4,116

                                     1374

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
SINGAPORE -- (Continued)
  #*Delong Holdings, Ltd..............................................  1,361,000 $  352,026
    DMX Technologies Group, Ltd.......................................    357,000     62,725
   *Dyna-Mac Holdings, Ltd............................................     53,000     17,532
    Ellipsiz, Ltd.....................................................    123,000      7,726
    EnGro Corp, Ltd...................................................    354,000    243,856
    Enviro-Hub Holdings, Ltd..........................................  1,445,666    124,880
    Etika International Holdings, Ltd.................................    179,000     32,330
    Eu Yan Sang International, Ltd....................................    592,800    296,478
   *euNetworks Group, Ltd.............................................    411,000      4,953
   #Ezion Holdings, Ltd...............................................  2,623,000  1,977,515
  #*Ezra Holdings, Ltd................................................  3,266,000  2,579,663
    F.J. Benjamin Holdings, Ltd.......................................  1,210,000    320,260
   *Falcon Energy Group, Ltd..........................................  1,007,000    185,231
    Food Empire Holdings, Ltd.........................................  1,094,400    379,163
    Fragrance Group, Ltd..............................................  2,908,000  1,163,699
    Freight Links Express Holdings, Ltd...............................  4,279,737    222,909
   *Fu Yu Corp., Ltd..................................................  1,768,500     85,616
   *Gallant Venture, Ltd..............................................  2,999,000    671,150
    GK Goh Holdings, Ltd..............................................  1,458,000    851,679
    Global Yellow Pages, Ltd..........................................    299,000     28,812
   #GMG Global, Ltd................................................... 14,938,000  1,423,580
    Goodpack, Ltd.....................................................  1,194,000  1,655,549
    GP Batteries International, Ltd...................................    343,000    272,383
    GP Industries, Ltd................................................  2,817,209    857,958
   *Grand Banks Yachts, Ltd...........................................    166,000     34,495
    GuocoLand, Ltd....................................................    407,314    542,962
    GuocoLeisure, Ltd.................................................  1,715,000    788,548
    Guthrie GTS, Ltd..................................................    565,000    262,024
    Hanwell Holdings, Ltd.............................................  1,823,419    388,061
   *Healthway Medical Corp., Ltd......................................  4,437,776    290,740
    Hersing Corp., Ltd................................................    928,000    141,599
    HG Metal Manufacturing, Ltd.......................................    426,000     27,950
    Hiap Seng Engineering, Ltd........................................    612,000    132,012
    Hi-P International, Ltd...........................................  1,279,000    755,150
    Ho Bee Investment, Ltd............................................  1,103,000  1,099,910
   *Hong Fok Corp., Ltd...............................................  3,323,640  1,263,319
   *Hong Fok Land, Ltd................................................  1,210,000      1,560
    Hong Leong Asia, Ltd..............................................    568,000    776,046
    Hotel Grand Central, Ltd..........................................  1,266,047    801,329
   #Hotel Properties, Ltd.............................................  1,346,400  2,401,779
    Hour Glass, Ltd...................................................    622,744    673,608
    HTL International Holdings, Ltd...................................  1,063,843    309,767
   *Huan Hsin Holdings, Ltd...........................................    911,400     46,118
    HupSteel, Ltd.....................................................  1,572,875    230,084
    Hwa Hong Corp., Ltd...............................................  2,186,000    657,249
   #Hyflux, Ltd.......................................................  3,141,500  3,490,990
    IFS Capital, Ltd..................................................    317,080    102,185
  #*Indofood Agri Resources, Ltd......................................  1,574,000  1,749,282
   *Informatics Education, Ltd........................................  2,722,000    189,191
    InnoTek, Ltd......................................................    950,000    291,873
   #IPC Corp., Ltd....................................................  2,274,000    221,945
    Isetan (Singapore), Ltd...........................................    122,500    439,492
   *Jaya Holdings, Ltd................................................  1,468,000    655,652
   *JES International Holdings, Ltd...................................  1,938,000    238,704
   *Jiutian Chemical Group, Ltd.......................................  2,337,000     98,340
  #*Jurong Technologies Industrial Corp., Ltd.........................  2,227,680         --
    K1 Ventures, Ltd..................................................  3,382,500    363,631
   #Keppel Telecommunications & Transportation, Ltd...................  1,409,600  1,243,749
   *K-Green Trust, Ltd................................................    203,000    158,956
    Khong Guan Flour Milling, Ltd.....................................     31,000     41,071
    Kian Ann Engineering, Ltd.........................................  1,276,000    271,057

                                     1375

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
SINGAPORE -- (Continued)
    Koh Brothers Group, Ltd...........................................  1,312,000 $  219,963
    Lafe Corp., Ltd...................................................  1,234,800     70,014
    LC Development, Ltd...............................................  2,978,504    352,749
    Lee Kim Tah Holdings, Ltd.........................................  1,600,000    961,918
   *Li Heng Chemical Fibre Technologies, Ltd..........................  2,053,000    244,130
   *Lian Beng Group, Ltd..............................................    147,000     45,312
    Lion Asiapac, Ltd.................................................    184,000     26,648
  #*LionGold Corp., Ltd...............................................  2,452,000  2,499,084
   *Low Keng Huat Singapore, Ltd......................................    150,000     52,215
    Lum Chang Holdings, Ltd...........................................  1,042,030    245,460
    M1, Ltd...........................................................    854,000  1,733,397
   *Manhattan Resources, Ltd..........................................    960,000    487,745
    Marco Polo Marine, Ltd............................................    608,000    160,008
    Memstar Technology, Ltd...........................................  2,669,000    128,020
    Memtech International, Ltd........................................  1,322,000     75,254
  #*Mercator Lines Singapore, Ltd.....................................    555,000     52,672
    Metro Holdings, Ltd...............................................  2,085,792  1,378,660
   #Midas Holdings, Ltd...............................................  5,409,000  1,577,133
   *Mirach Energy, Ltd................................................    460,000     23,923
    Nam Cheong, Ltd...................................................    871,740    124,944
   *Nera Telecommunications, Ltd......................................  1,079,000    349,724
    New Toyo International Holdings, Ltd..............................  1,624,000    361,633
    NSL, Ltd..........................................................    422,000    454,135
  #*Oceanus Group, Ltd................................................  5,938,000    265,282
   #OKP Holdings, Ltd.................................................    207,000     85,438
   #Orchard Parade Holdings, Ltd......................................    990,359  1,681,072
    OSIM International, Ltd...........................................  1,465,000  1,429,784
   *Ossia International, Ltd..........................................    522,554     49,841
  #*Otto Marine, Ltd..................................................  4,068,500    302,749
   #Overseas Union Enterprise, Ltd....................................    444,000    906,342
    Pan Pacific Hotels Group, Ltd.....................................  1,669,500  2,681,164
    Pan-United Corp., Ltd.............................................  2,006,000    931,612
   *Penguin International, Ltd........................................    400,000     24,552
   #Petra Foods, Ltd..................................................    884,000  1,699,007
    Popular Holdings, Ltd.............................................  2,763,650    510,534
    QAF, Ltd..........................................................    962,151    548,751
    Qian Hu Corp., Ltd................................................    491,600     32,408
   #Raffles Education Corp., Ltd......................................  2,608,593    822,996
   #Raffles Medical Group, Ltd........................................    953,223  1,895,792
    Rotary Engineering, Ltd...........................................  1,167,600    475,630
    Roxy-Pacific Holdings, Ltd........................................    364,000    126,953
   *S i2i, Ltd........................................................ 14,461,000    334,938
  #*Sakari Resources, Ltd.............................................  3,270,000  3,419,915
    San Teh, Ltd......................................................    999,087    236,193
   *Sapphire Corp., Ltd...............................................    704,000     70,452
    SBS Transit, Ltd..................................................    953,500  1,179,428
    SC Global Developments, Ltd.......................................    432,000    335,834
    See Hup Seng, Ltd.................................................     64,000      9,848
   *Seroja Investments, Ltd...........................................     17,767      2,610
    Sim Lian Group, Ltd...............................................  2,281,855  1,095,808
    Sinarmas Land, Ltd................................................  4,095,000    833,104
    Sing Investments & Finance, Ltd...................................    198,450    243,828
    Singapore Land, Ltd...............................................     60,000    285,324
    Singapore Post, Ltd...............................................  4,966,120  4,187,597
    Singapore Reinsurance Corp., Ltd..................................  1,514,530    287,621
    Singapore Shipping Corp., Ltd.....................................  1,689,000    246,663
    Singapura Finance, Ltd............................................    174,062    216,755
   *Sinostar PEC Holdings, Ltd........................................    160,000     19,032
   *Sinotel Technologies, Ltd.........................................    685,000     49,490
   #Sound Global, Ltd.................................................  1,432,000    704,562
    Stamford Land Corp., Ltd..........................................  2,927,000  1,279,685

                                     1376

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                 SHARES        VALUE++
                                                                                 ------        -------
SINGAPORE -- (Continued)
    Straco Corp., Ltd......................................................     130,000 $       19,893
   *STX OSV Holdings, Ltd..................................................   2,871,000      3,605,397
    Sunningdale Tech, Ltd..................................................   2,116,000        198,484
  #*Sunvic Chemical Holdings, Ltd..........................................   1,068,000        263,861
   #Super Group, Ltd.......................................................   1,046,000      1,681,107
   *Swiber Holdings, Ltd...................................................   2,117,000        987,619
    Swissco Holdings, Ltd..................................................     134,000         21,285
    Tat Hong Holdings, Ltd.................................................   1,161,800        918,696
   #Technics Oil & Gas, Ltd................................................     835,000        633,647
    Thakral Corp., Ltd.....................................................   6,028,000        135,844
  #*Tiger Airways Holdings, Ltd............................................   2,233,500      1,248,923
    Tiong Woon Corp. Holding, Ltd..........................................   1,252,250        256,671
   *Transcu Group, Ltd.....................................................   4,936,000        198,329
    Trek 2000 International, Ltd...........................................     904,000        188,347
   #Tuan Sing Holdings, Ltd................................................   3,613,475        820,935
    UMS Holdings, Ltd......................................................   1,154,000        359,497
    United Engineers, Ltd..................................................     806,014      1,471,970
  #*United Envirotech, Ltd.................................................   1,194,000        304,713
    United Industrial Corp., Ltd...........................................     230,000        488,845
    United Overseas Insurance, Ltd.........................................     187,250        531,226
    UOB-Kay Hian Holdings, Ltd.............................................   1,488,400      1,935,183
    Venture Corp., Ltd.....................................................     556,000      3,325,362
    Vicom, Ltd.............................................................     120,000        419,492
   #WBL Corp., Ltd.........................................................     614,000      1,669,968
    Wee Hur Holdings, Ltd..................................................   1,053,000        236,781
    Wheelock Properties, Ltd...............................................   1,210,000      1,761,158
   #Wing Tai Holdings, Ltd.................................................   1,649,567      1,864,711
    Xpress Holdings, Ltd...................................................   3,079,000         98,102
    YHI International, Ltd.................................................   1,174,000        287,029
    Yoma Strategic Holdings, Ltd...........................................     132,000         39,707
    Yongnam Holdings, Ltd..................................................   4,129,000        761,783
                                                                                        --------------
TOTAL SINGAPORE............................................................                122,506,339
                                                                                        --------------
TOTAL COMMON STOCKS........................................................                884,123,186
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights........................      81,336             --
                                                                                        --------------
HONG KONG -- (0.0%)
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. Warrants 03/07/14.....     244,000          1,259
                                                                                        --------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13..................................   1,018,000         16,361
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                     17,620
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)          VALUE+
                                                                                -------         ------
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund......................................... 204,000,000    204,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $497,398) to be repurchased at $487,648............................        $488        487,645
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                204,487,645
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,133,408,104)^^.................................................             $1,088,628,451
                                                                                        ==============

                                     1377

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                              LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                              ------- -------------- ------- --------------
Common Stocks
  Australia..................................   --    $  547,286,570   --    $  547,286,570
  China......................................   --           887,563   --           887,563
  Hong Kong..................................   --       149,474,448   --       149,474,448
  Malaysia...................................   --                --   --                --
  New Zealand................................   --        63,968,266   --        63,968,266
  Singapore..................................   --       122,506,339   --       122,506,339
Rights/Warrants
  Australia..................................   --                --   --                --
  Hong Kong..................................   --             1,259   --             1,259
  Singapore..................................   --            16,361   --            16,361
Securities Lending Collateral................   --       204,487,645   --       204,487,645
                                                --    --------------   --    --------------
TOTAL........................................   --    $1,088,628,451   --    $1,088,628,451
                                                ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1378

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES     VALUE++
                                                                           ------     -------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (22.7%)
    4imprint Group P.L.C..............................................     96,735 $   414,250
   *888 Holdings P.L.C................................................    374,709     467,763
    Aegis Group P.L.C.................................................  3,314,004  12,242,944
    Aga Rangemaster Group P.L.C.......................................    453,866     498,175
   *Barratt Developments P.L.C........................................  3,809,758   7,868,789
    Bellway P.L.C.....................................................    481,114   6,038,696
   *Berkeley Group Holdings P.L.C. (The)..............................    517,118  11,063,352
  #*Betfair Group P.L.C...............................................     80,116     963,011
    Bloomsbury Publishing P.L.C.......................................    271,841     569,290
    Bovis Homes Group P.L.C...........................................    875,787   6,177,182
    Bwin.Party Digital Entertainment P.L.C............................  2,344,508   3,767,909
  #*Carpetright P.L.C.................................................    176,546   1,616,470
    Centaur Media P.L.C...............................................    556,967     262,321
    Chime Communications P.L.C........................................    239,872     680,451
    Cineworld Group P.L.C.............................................    169,775     595,672
   *Clinton Cards P.L.C...............................................    740,506          --
    Creston P.L.C.....................................................     14,403      15,646
    Daily Mail & General Trust P.L.C. Series A........................  1,101,625   7,806,042
    Debenhams P.L.C...................................................  5,228,634   7,521,586
    Dignity P.L.C.....................................................    214,913   2,870,036
   *Dixons Retail P.L.C............................................... 14,205,453   3,522,580
    Domino's Pizza Group P.L.C........................................    339,958   2,742,256
    Dunelm Group P.L.C................................................    169,443   1,481,046
   *Enterprise Inns P.L.C.............................................  2,057,454   1,851,148
    Euromoney Institutional Investor P.L.C............................    295,537   3,304,426
    Fiberweb P.L.C....................................................    483,542     522,035
   *Findel P.L.C......................................................  4,998,346     236,146
   *Forminster P.L.C..................................................     43,333       2,548
    French Connection Group P.L.C.....................................    326,372     109,163
    Fuller Smith & Turner P.L.C. Series A.............................    129,026   1,456,847
    Future P.L.C......................................................  1,301,863     206,457
    Games Workshop Group P.L.C........................................    101,889     945,492
    GKN P.L.C.........................................................  3,244,911  10,668,948
    Greene King P.L.C.................................................  1,421,372  13,324,353
    Halfords Group P.L.C..............................................    792,627   2,548,050
    Headlam Group P.L.C...............................................    330,383   1,433,698
    Henry Boot P.L.C..................................................    428,212     790,529
   *HMV Group P.L.C...................................................  1,125,131      60,177
   #Home Retail Group P.L.C...........................................  2,824,229   3,423,026
    Hornby P.L.C......................................................    154,220     208,771
    Howden Joinery Group P.L.C........................................  2,054,730   4,431,442
    Huntsworth P.L.C..................................................    854,550     600,961
    Inchcape P.L.C....................................................  1,915,975  11,274,747
    Informa P.L.C.....................................................  2,316,619  13,406,311
    ITV P.L.C.........................................................  8,316,014   9,812,866
    JD Sports Fashion P.L.C...........................................    120,013   1,291,997
    JD Wetherspoon P.L.C..............................................    462,380   3,353,900
    John Menzies P.L.C................................................    244,534   2,399,156
   *Johnston Press P.L.C..............................................    507,412      39,703
    Kesa Electricals P.L.C............................................  2,105,278   1,407,860
    Ladbrokes P.L.C...................................................  3,578,739   8,613,195
    Laura Ashley Holdings P.L.C.......................................  1,500,394     493,709
    Lookers P.L.C.....................................................  1,097,970   1,122,572
    Low & Bonar P.L.C.................................................    831,280     779,555
    M.J. Gleeson Group P.L.C..........................................    195,875     364,406
    Marston's P.L.C...................................................  2,387,887   4,159,813
    Mecom Group P.L.C.................................................    274,098     295,818
    Millennium & Copthorne Hotels P.L.C...............................  1,048,561   7,855,953

                                     1379

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
Consumer Discretionary -- (Continued)
   *Mitchells & Butlers P.L.C.........................................    987,029 $  4,025,221
    Mothercare P.L.C..................................................    342,220    1,062,439
   *MWB Group Holdings P.L.C..........................................    379,622       17,141
    N Brown Group P.L.C...............................................    862,304    3,548,275
  #*Ocado Group P.L.C.................................................    661,090      782,517
   *Pendragon P.L.C...................................................  2,566,792      613,709
    Persimmon P.L.C...................................................  1,214,092   11,683,956
    Photo-Me International P.L.C......................................     12,441        7,181
   *Punch Taverns P.L.C...............................................  2,380,301      223,582
   *Redrow P.L.C......................................................  1,485,274    2,902,650
    Restaurant Group P.L.C............................................    786,551    4,014,188
    Rightmove P.L.C...................................................    378,372    8,831,089
    Smiths News P.L.C.................................................    727,266    1,305,302
    Spirit Pub Co. P.L.C..............................................  2,434,838    1,966,836
   *Sportech P.L.C....................................................    361,100      342,241
    Sportingbet P.L.C.................................................    379,501      198,726
   *Sports Direct International P.L.C.................................    670,447    3,024,158
    St. Ives Group P.L.C..............................................    665,998      750,971
   *Stylo P.L.C.......................................................     64,096           --
  #*SuperGroup P.L.C..................................................     82,406      538,753
   *Tandem Group P.L.C. Non-Voting Shares.............................    327,365           --
    Taylor Wimpey P.L.C............................................... 12,377,260    8,541,493
    Ted Baker P.L.C...................................................    149,926    2,078,979
   #Thomas Cook Group P.L.C...........................................  3,300,996      864,257
    Topps Tiles P.L.C.................................................    810,881      558,539
   *Torotrak P.L.C....................................................     41,122       25,254
   *Trinity Mirror P.L.C..............................................  1,688,565      700,858
    TUI Travel P.L.C..................................................  1,462,608    4,176,918
    UBM P.L.C.........................................................    920,989    9,229,455
    UTV Media P.L.C...................................................    230,855      487,934
    Vitec Group P.L.C. (The)..........................................    160,303    1,568,410
   *Wagon P.L.C.......................................................    237,979           --
    WH Smith P.L.C....................................................    620,413    5,347,530
    Whitbread P.L.C...................................................     34,859    1,164,537
    William Hill P.L.C................................................  2,894,680   14,227,005
    Wilmington Group P.L.C............................................    346,234      527,551
  #*Yell Group P.L.C..................................................  7,311,089      148,581
                                                                                  ------------
Total Consumer Discretionary..........................................             287,467,481
                                                                                  ------------
Consumer Staples -- (3.9%)
    A.G. Barr P.L.C...................................................    415,746    2,799,407
    Anglo-Eastern Plantations P.L.C...................................    108,153    1,252,700
    Booker Group P.L.C................................................  4,149,122    5,971,973
    Britvic P.L.C.....................................................    961,388    4,525,070
    Cranswick P.L.C...................................................    202,347    2,710,327
    Dairy Crest Group P.L.C...........................................    565,267    2,985,909
    Devro P.L.C.......................................................    660,083    3,080,690
   *European Home Retail P.L.C........................................    109,256           --
    Greencore Group P.L.C.............................................  1,486,713    1,759,720
    Greggs P.L.C......................................................    427,390    3,443,942
    Hilton Food Group, Ltd............................................     10,596       44,769
   *McBride P.L.C.....................................................    832,651    1,566,010
   *Premier Foods P.L.C...............................................    860,448      968,052
    PZ Cussons P.L.C..................................................  1,287,639    6,183,406
    R.E.A. Holdings P.L.C.............................................     50,639      429,552
    Tate & Lyle P.L.C.................................................  1,039,733   10,740,155
    Thorntons P.L.C...................................................    249,734       88,016
    Young & Co.'s Brewery P.L.C. Non-Voting Shares....................     26,250      201,734
    Young & Co.'s Brewery P.L.C. Series A.............................      4,247       42,983
                                                                                  ------------
Total Consumer Staples................................................              48,794,415
                                                                                  ------------

                                     1380

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
Energy -- (4.9%)
   *Afren P.L.C....................................................... 4,096,267 $ 8,171,174
    Anglo Pacific Group P.L.C.........................................   438,805   1,552,175
   *Cadogan Petroleum P.L.C...........................................    62,862      17,299
   *Cairn Energy P.L.C................................................ 1,146,086   5,128,531
   *EnQuest P.L.C..................................................... 2,328,868   4,102,914
  #*Essar Energy P.L.C................................................   333,317     598,637
   *Exillon Energy P.L.C..............................................   146,023     221,259
    Fortune Oil P.L.C................................................. 6,170,225     898,054
   *Hardy Oil & Gas P.L.C.............................................    74,781     133,981
   *Heritage Oil P.L.C................................................   653,846   1,260,905
    Hunting P.L.C.....................................................   472,406   5,755,031
    James Fisher & Sons P.L.C.........................................   173,810   1,650,378
   *JKX Oil & Gas P.L.C...............................................   456,676     624,445
    John Wood Group P.L.C............................................. 1,020,885  12,415,017
   #Lamprell P.L.C....................................................   596,806     736,848
    Melrose Resources P.L.C...........................................   336,039     621,754
   *Premier Oil P.L.C................................................. 1,895,355  11,420,573
   *Salamander Energy P.L.C...........................................   675,508   1,983,576
   *SOCO International P.L.C..........................................   897,595   4,575,148
  #*UK Coal P.L.C..................................................... 1,470,907     193,394
                                                                                 -----------
Total Energy..........................................................            62,061,093
                                                                                 -----------
Financials -- (13.7%)
    Aberdeen Asset Management P.L.C................................... 2,762,076  11,164,434
    Admiral Group P.L.C...............................................    41,331     706,463
    Amlin P.L.C....................................................... 1,948,076  11,479,773
    Arbuthnot Banking Group P.L.C.....................................    48,497     389,731
    Ashmore Group P.L.C............................................... 1,141,118   5,776,385
    Beazley P.L.C..................................................... 2,130,433   5,283,443
    Brewin Dolphin Holdings P.L.C.....................................   998,896   2,348,037
    Capital & Counties Properties P.L.C...............................   472,683   1,551,738
   *Capital & Regional P.L.C.......................................... 1,493,345     537,391
    Catlin Group, Ltd................................................. 1,386,622   9,398,768
    Charles Stanley Group P.L.C.......................................   126,349     559,849
    Charles Taylor P.L.C..............................................   139,215     359,742
    Chesnara P.L.C....................................................   352,119     901,497
    Close Brothers Group P.L.C........................................   572,110   6,668,534
    Daejan Holdings P.L.C.............................................    32,083   1,508,821
    Development Securities P.L.C......................................   464,092   1,039,728
   *DTZ Holdings P.L.C................................................   224,770          --
    F&C Asset Management P.L.C........................................ 2,069,233   2,849,691
    Hansard Global P.L.C..............................................    16,468      31,276
    Hargreaves Lansdown P.L.C.........................................   734,280   6,505,367
    Helical Bar P.L.C.................................................   657,998   2,030,993
    Henderson Group P.L.C............................................. 3,951,676   6,033,792
    Hiscox, Ltd....................................................... 1,574,362  10,884,577
    ICAP P.L.C........................................................ 1,445,980   7,198,451
    IG Group Holdings P.L.C........................................... 1,317,769   9,256,926
   *Industrial & Commercial Holdings P.L.C............................     5,000         118
    Intermediate Capital Group P.L.C..................................   572,350   2,324,597
    International Personal Finance P.L.C..............................   690,825   3,025,572
   *IP Group P.L.C....................................................   700,768   1,549,418
    Jardine Lloyd Thompson Group P.L.C................................   492,564   5,651,715
    Jupiter Fund Management P.L.C.....................................   449,048   1,523,567
    Lancashire Holdings, Ltd..........................................   628,685   7,697,791
   *Liontrust Asset Management P.L.C..................................   129,935     195,751
    London Stock Exchange Group P.L.C.................................   579,642   8,785,022
    LSL Property Services P.L.C.......................................   141,702     488,619
   *Man Group P.L.C................................................... 3,879,305   4,832,375
    Novae Group P.L.C.................................................   215,161   1,221,197
    Phoenix Group Holdings P.L.C......................................    85,062     646,558

                                     1381

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Financials -- (Continued)
    Provident Financial P.L.C.........................................   496,498 $  9,994,405
   *Puma Brandenburg, Ltd. Class A.................................... 1,193,004       93,148
   *Puma Brandenburg, Ltd. Class B.................................... 1,193,004       38,812
   *Quintain Estates & Development P.L.C.............................. 1,383,853    1,078,268
    Rathbone Brothers P.L.C...........................................   165,692    3,346,242
   *Raven Russia, Ltd.................................................   213,753      205,622
    S&U P.L.C.........................................................    21,140      281,530
    Safestore Holdings P.L.C..........................................   529,186      836,843
    Savills P.L.C.....................................................   543,867    3,141,567
    Shore Capital Group, Ltd..........................................   987,751      239,963
    St. James's Place P.L.C...........................................   791,622    4,252,986
    St. Modwen Properties P.L.C.......................................   638,540    1,771,254
    Tullett Prebon P.L.C..............................................   917,000    3,913,259
    Unite Group P.L.C.................................................   672,462    2,229,319
   *Waterloo Investment Holdings, Ltd.................................     5,979          656
                                                                                 ------------
Total Financials......................................................            173,831,581
                                                                                 ------------
Health Care -- (2.1%)
  #*Alizyme P.L.C.....................................................   660,805           --
   *Assura Group, Ltd.................................................    55,851       27,949
    Bioquell P.L.C....................................................    90,893      183,561
   *BTG P.L.C......................................................... 1,172,286    6,856,266
    Consort Medical P.L.C.............................................   116,271    1,247,618
    Corin Group P.L.C.................................................   126,637      106,704
    Dechra Pharmaceuticals P.L.C......................................   325,045    2,497,252
    Genus P.L.C.......................................................   228,875    4,586,164
    Hikma Pharmaceuticals P.L.C.......................................   542,990    5,913,193
   *Optos P.L.C.......................................................    60,964      162,116
   *Oxford Biomedica P.L.C............................................ 2,821,652       97,581
   *Renovo Group P.L.C................................................    87,461       24,327
   *Southern Cross Healthcare Group P.L.C.............................   191,826           --
    Synergy Health P.L.C..............................................   210,540    2,974,647
   *Vectura Group P.L.C............................................... 1,369,461    1,479,476
   *Vernalis P.L.C....................................................    19,974        7,067
                                                                                 ------------
Total Health Care.....................................................             26,163,921
                                                                                 ------------
Industrials -- (27.7%)
   #Air Partner P.L.C.................................................    37,086      139,398
    Alumasc Group P.L.C...............................................   124,366      122,264
    Ashtead Group P.L.C............................................... 2,124,586    8,376,404
   *Autologic Holdings P.L.C..........................................    52,412       16,384
    Avon Rubber P.L.C.................................................    27,994      135,782
    Babcock International Group P.L.C................................. 1,433,635   19,249,090
    Balfour Beatty P.L.C.............................................. 2,850,059   12,912,963
    BBA Aviation P.L.C................................................ 2,792,163    8,000,123
    Berendsen P.L.C...................................................   715,877    5,705,338
    Bodycote P.L.C.................................................... 1,253,236    6,441,874
    Braemar Shipping Services P.L.C...................................    81,108      450,246
    Brammer P.L.C.....................................................   212,117      749,311
    Bunzl P.L.C.......................................................   147,479    2,569,786
    Camellia P.L.C....................................................     2,481      380,189
    Cape P.L.C........................................................   432,603    2,006,397
    Carillion P.L.C................................................... 1,787,034    7,060,462
    Carr's Milling Industries P.L.C...................................    35,330      495,175
    Castings P.L.C....................................................   162,757      816,617
    Chemring Group P.L.C..............................................   783,476    3,542,125
    Clarkson P.L.C....................................................    61,518    1,233,591
    Cobham P.L.C...................................................... 3,906,025   14,200,584
    Communisis P.L.C..................................................   561,133      257,621
    Cookson Group P.L.C............................................... 1,142,420    9,826,725
    Costain Group P.L.C...............................................   139,449      451,140

                                     1382

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
Industrials -- (Continued)
    De La Rue P.L.C...................................................   395,446 $ 6,317,649
    easyJet P.L.C.....................................................   633,080   5,555,799
   *Eleco P.L.C.......................................................    80,000       9,144
    Fenner P.L.C......................................................   719,811   3,949,254
    Firstgroup P.L.C.................................................. 1,795,903   6,270,622
    Galliford Try P.L.C...............................................   238,838   2,284,199
    Go-Ahead Group P.L.C..............................................   175,277   3,523,918
   *Hampson Industries P.L.C..........................................   110,209         361
    Harvey Nash Group P.L.C...........................................     8,623       6,792
    Hays P.L.C........................................................ 5,445,665   6,397,562
   *Helphire P.L.C....................................................   462,619       7,081
    Hogg Robinson Group P.L.C.........................................   250,887     234,787
    Homeserve P.L.C................................................... 1,162,452   3,784,880
    Hyder Consulting P.L.C............................................   171,164   1,044,154
    IMI P.L.C......................................................... 1,016,818  13,061,413
   *Impellam Group P.L.C..............................................    15,000      77,121
    Interserve P.L.C..................................................   534,834   2,721,102
    Intertek Group P.L.C..............................................   402,693  17,213,457
    Invensys P.L.C.................................................... 2,764,011  10,404,085
    ITE Group P.L.C................................................... 1,059,501   3,169,750
    Keller Group P.L.C................................................   276,404   2,014,872
    Kier Group P.L.C..................................................   158,245   3,142,042
    Latchways P.L.C...................................................    36,248     556,698
    Lavendon Group P.L.C..............................................   508,982     935,345
    Management Consulting Group P.L.C................................. 1,290,496     484,651
    Mears Group P.L.C.................................................   249,125   1,050,604
    Meggitt P.L.C..................................................... 2,391,026  14,330,950
   #Melrose P.L.C..................................................... 1,583,124   5,461,451
    Michael Page International P.L.C.................................. 1,310,832   7,518,080
    Mitie Group P.L.C................................................. 1,324,444   5,622,243
    Morgan Crucible Co. P.L.C......................................... 1,297,193   5,125,367
    Morgan Sindall Group P.L.C........................................   169,608   1,780,362
    National Express Group P.L.C...................................... 1,701,575   5,613,800
   *Northgate P.L.C...................................................   475,631   1,476,833
    PayPoint P.L.C....................................................   126,295   1,382,454
    Porvair P.L.C.....................................................   146,460     294,851
    Qinetiq Group P.L.C............................................... 2,578,807   6,755,392
    Regus P.L.C....................................................... 3,337,697   4,781,378
   *Renold P.L.C......................................................    83,298      37,727
    Rentokil Initial P.L.C............................................ 7,020,719   7,903,092
    Ricardo P.L.C.....................................................   217,815   1,196,265
   *Richmond Oil & Gas P.L.C..........................................   220,000          --
    Robert Walters P.L.C..............................................   387,999   1,138,323
    Rotork P.L.C......................................................   366,679  12,657,424
    RPS Group P.L.C...................................................   860,402   3,255,706
    Senior P.L.C...................................................... 1,762,689   5,308,752
    Severfield-Rowen P.L.C............................................   371,550     881,276
    Shanks Group P.L.C................................................ 1,786,148   2,191,582
    SIG P.L.C......................................................... 2,341,013   3,439,675
    Speedy Hire P.L.C................................................. 1,286,399     481,757
    Spirax-Sarco Engineering P.L.C....................................   320,648   9,849,747
    Stagecoach Group P.L.C............................................ 1,718,521   7,591,681
    Sthree P.L.C......................................................   330,670   1,492,145
    T. Clarke P.L.C...................................................   147,457     108,500
    Tarsus Group P.L.C................................................   212,372     556,321
    Travis Perkins P.L.C..............................................   930,166  14,659,612
    Tribal Group P.L.C................................................   136,644     178,984
    Trifast P.L.C.....................................................   359,985     228,087
    UK Mail Group P.L.C...............................................   197,261     708,123
    Ultra Electronics Holdings P.L.C..................................   285,303   6,553,636
   #Volex P.L.C.......................................................   229,354     839,002

                                     1383

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Industrials -- (Continued)
    Vp P.L.C..........................................................   167,297 $    812,532
   *Wincanton P.L.C...................................................   479,763      300,520
    WS Atkins P.L.C...................................................   501,683    5,805,812
    WSP Group P.L.C...................................................   276,589    1,882,029
   #XP Power, Ltd.....................................................    73,546    1,267,740
                                                                                 ------------
Total Industrials.....................................................            350,826,142
                                                                                 ------------
Information Technology -- (10.3%)
    Acal P.L.C........................................................   104,729      310,327
    Anite P.L.C....................................................... 1,166,924    2,324,740
    Aveva Group P.L.C.................................................   289,692    8,091,433
    Computacenter P.L.C...............................................   446,179    2,478,894
    CSR P.L.C.........................................................   837,090    4,102,999
    Dialight P.L.C....................................................   111,362    1,795,950
    Diploma P.L.C.....................................................   487,042    3,175,408
    Domino Printing Sciences P.L.C....................................   460,263    3,977,555
    E2V Technologies P.L.C............................................   412,417      738,888
    Electrocomponents P.L.C........................................... 1,730,514    5,810,980
    Fidessa Group P.L.C...............................................   138,383    3,034,471
    Halma P.L.C....................................................... 1,549,740    9,588,244
   *Imagination Technologies Group P.L.C..............................   961,901    7,532,474
   *Innovation Group P.L.C............................................ 3,208,091      917,085
   *Kofax P.L.C.......................................................   317,667    1,382,570
    Laird P.L.C.......................................................   970,849    3,295,052
    Logica P.L.C...................................................... 6,339,968   10,371,182
    Micro Focus International P.L.C...................................   538,398    4,518,564
    Moneysupermarket.com Group P.L.C..................................   571,798    1,270,841
    NCC Group P.L.C...................................................    16,332      214,185
    Oxford Instruments P.L.C..........................................   217,414    4,265,542
    Pace P.L.C........................................................ 1,112,682    2,635,545
    Phoenix IT Group, Ltd.............................................   204,614      554,258
    Premier Farnell P.L.C............................................. 1,467,203    4,079,058
    Psion P.L.C.......................................................   500,223      682,941
   *PV Crystalox Solar P.L.C..........................................   956,033      107,915
    Renishaw P.L.C....................................................   188,423    4,448,772
    RM P.L.C..........................................................   363,499      428,201
    SDL P.L.C.........................................................   341,666    3,664,297
   *Sepura P.L.C......................................................       714          850
    Spectris P.L.C....................................................   515,234   12,458,459
    Spirent Communications P.L.C...................................... 2,633,737    6,803,859
   *Telecity Group P.L.C..............................................   710,766    9,536,822
    TT electronics P.L.C..............................................   643,621    1,490,946
    Vislink P.L.C.....................................................   274,226      118,462
   *Wolfson Microelectronics P.L.C....................................   504,759    1,594,863
    Xaar P.L.C........................................................   251,590      921,183
   *Xchanging P.L.C...................................................   838,331    1,272,876
                                                                                 ------------
Total Information Technology..........................................            129,996,691
                                                                                 ------------
Materials -- (7.4%)
   *African Barrick Gold, Ltd.........................................   345,964    2,034,994
   *Allied Gold Mining P.L.C..........................................    37,828       80,860
   *AZ Electronic Materials SA........................................   139,808      616,799
    British Polythene Industries P.L.C................................   102,332      609,676
   *Carclo P.L.C......................................................   216,209    1,486,856
   *Centamin P.L.C.................................................... 3,223,264    3,342,288
    Croda International P.L.C.........................................   508,309   18,695,087
    DS Smith P.L.C.................................................... 4,475,611   10,496,912
    Elementis P.L.C................................................... 1,966,934    6,466,075
    Ferrexpo P.L.C....................................................   888,830    2,520,571
    Filtrona P.L.C....................................................   770,811    5,606,861
   *Gem Diamonds, Ltd.................................................   431,630    1,330,791

                                     1384

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                SHARES        VALUE++
                                                                                ------        -------
Materials -- (Continued)
    Hill & Smith Holdings P.L.C............................................    293,273 $    1,387,063
   #Hochschild Mining P.L.C................................................    647,638      4,246,627
   *International Ferro Metals, Ltd........................................    423,652         89,426
   *Inveresk P.L.C.........................................................    125,000             --
   #Lonmin P.L.C...........................................................    388,210      4,229,044
    Marshalls P.L.C........................................................    722,366        927,275
    Mondi P.L.C............................................................  1,236,260     10,517,525
   *Namakwa Diamonds, Ltd..................................................      6,057            322
   *New World Resources P.L.C. Series A....................................    132,319        609,480
   *Petra Diamonds, Ltd....................................................     86,217        162,143
    Petropavlovsk P.L.C....................................................    646,643      4,366,179
    RPC Group P.L.C........................................................    647,744      4,158,648
  #*Talvivaara Mining Co. P.L.C............................................    418,283        979,423
    Victrex P.L.C..........................................................    340,523      6,758,690
    Yule Catto & Co. P.L.C.................................................    962,661      2,112,726
    Zotefoams P.L.C........................................................     96,852        259,544
                                                                                       --------------
Total Materials............................................................                94,091,885
                                                                                       --------------
Telecommunication Services -- (2.2%)
    Cable & Wireless Communications P.L.C..................................  9,400,024      4,617,093
   *Colt Group SA..........................................................  1,287,437      2,259,873
    Inmarsat P.L.C.........................................................  1,600,026     12,303,355
    KCOM Group P.L.C.......................................................  2,643,350      3,237,175
    TalkTalk Telecom Group P.L.C...........................................  1,776,695      4,828,390
                                                                                       --------------
Total Telecommunication Services...........................................                27,245,886
                                                                                       --------------
Utilities -- (2.5%)
    Dee Valley Group P.L.C.................................................     12,109        241,759
    Drax Group P.L.C.......................................................  1,492,564     11,098,612
    Pennon Group P.L.C.....................................................  1,434,955     17,258,792
    Telecom Plus P.L.C.....................................................    265,603      3,326,511
                                                                                       --------------
Total Utilities............................................................                31,925,674
                                                                                       --------------
TOTAL COMMON STOCKS........................................................             1,232,404,769
                                                                                       --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
    R.E.A. Holdings P.L.C..................................................      5,414          9,381
                                                                                       --------------
RIGHTS/WARRANTS -- (0.9%)
   *Melrose P.L.C. FPR 07/31/12............................................  3,166,248     10,950,960
   *SFI Holdings, Ltd. Litigation Certificate..............................     26,713             --
   *Ultraframe P.L.C. Litigation Notes.....................................    319,285             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................................                10,950,960
                                                                                       --------------

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)          VALUE+
                                                                               -------         ------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund......................................... 20,000,000     20,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $2,099,586) to be repurchased at $2,058,429........................     $2,058      2,058,418
                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                22,058,418
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,155,549,336)^^.................................................            $1,265,423,528
                                                                                       ==============

                                     1385

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary..........................   --    $  287,467,481   --    $  287,467,481
  Consumer Staples................................   --        48,794,415   --        48,794,415
  Energy..........................................   --        62,061,093   --        62,061,093
  Financials......................................   --       173,831,581   --       173,831,581
  Health Care.....................................   --        26,163,921   --        26,163,921
  Industrials.....................................   --       350,826,142   --       350,826,142
  Information Technology..........................   --       129,996,691   --       129,996,691
  Materials.......................................   --        94,091,885   --        94,091,885
  Telecommunication Services......................   --        27,245,886   --        27,245,886
  Utilities.......................................   --        31,925,674   --        31,925,674
Preferred Stocks
  Consumer Staples................................   --             9,381   --             9,381
Rights/Warrants...................................   --        10,950,960   --        10,950,960
Securities Lending Collateral.....................   --        22,058,418   --        22,058,418
                                                     --    --------------   --    --------------
TOTAL.............................................   --    $1,265,423,528   --    $1,265,423,528
                                                     ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1386

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                        ------     -------
COMMON STOCKS -- (85.9%)
AUSTRIA -- (2.1%)
    Agrana Beteiligungs AG............................................  17,322 $ 1,937,775
   *AMAG Austria Metall AG............................................   2,661      59,140
   *A-TEC Industries AG...............................................  21,828          --
    Atrium European Real Estate, Ltd.................................. 512,432   2,286,565
    Austria Email AG..................................................     715       4,704
   *Austria Technologie & Systemtechnik AG............................  39,681     306,458
    BKS Bank AG.......................................................   3,120      66,743
   #BWT AG............................................................  36,738     590,340
   #CA Immobilien Anlagen AG.......................................... 163,483   1,615,375
   *DO & CO Restaurants & Catering AG.................................   2,876     111,920
   *EAG-Beteiligungs AG...............................................   1,650         560
   #EVN AG............................................................ 137,021   1,696,682
    Flughafen Wien AG.................................................  44,524   1,734,646
    Frauenthal Holding AG.............................................  12,084     126,071
  #*Intercell AG...................................................... 209,630     494,446
    Josef Manner & Co. AG.............................................     870      58,281
   *Kapsch TrafficCom AG..............................................  20,302   1,460,285
   #Lenzing AG........................................................  41,036   3,590,926
    Mayr-Melnhof Karton AG............................................  33,551   2,952,330
   #Oberbank AG.......................................................  37,973   2,228,473
   #Oesterreichischen Post AG......................................... 134,696   4,291,545
   #Palfinger AG......................................................  52,899   1,038,364
    Polytec Holding AG................................................  75,807     501,928
   #RHI AG............................................................  98,844   2,183,041
    Rosenbauer International AG.......................................  13,833     672,369
   #S IMMO AG......................................................... 211,154   1,165,145
   *S&T System Integration & Technology Distribution AG...............   6,318      16,183
    Schoeller-Bleckmann Oilfield Equipment AG.........................  44,427   3,730,689
    Semperit Holding AG...............................................  44,990   1,525,875
    Strabag SE........................................................ 101,540   2,290,097
    UBM Realitaetenentwicklung AG.....................................   2,880      45,907
  #*Uniqa Versicherungen AG........................................... 248,568   2,771,326
   *Warimpex Finanz und Beteiligungs AG...............................   7,081       6,530
   #Wienerberger AG................................................... 490,253   4,121,587
    Wolford AG........................................................  11,252     380,292
   #Zumtobel AG....................................................... 128,443   1,376,813
                                                                               -----------
TOTAL AUSTRIA.........................................................          47,439,411
                                                                               -----------
BELGIUM -- (3.0%)
  #*Ablynx NV.........................................................  76,249     264,931
    Ackermans & van Haaren NV......................................... 103,313   7,895,864
  #*Agfa-Gevaert NV................................................... 746,852   1,146,054
    Arseus NV.........................................................  84,643   1,376,038
    Atenor Group NV...................................................   4,391     156,506
    Banque Nationale de Belgique......................................     952   2,560,996
    Barco NV..........................................................  55,666   3,192,270
   #Bekaert NV........................................................ 129,939   3,351,036
    Co.Br.Ha Societe Commerciale de Brasserie SA......................     115     212,952
    Compagnie d'Entreprises SA........................................  41,428   2,157,250
   *Compagnie du Bois Sauvage SA......................................      87           1
    Compagnie Immobiliere de Belgique SA..............................  10,604     333,125
    Compagnie Maritime Belge SA.......................................  64,776   1,353,051
   *Deceuninck NV..................................................... 271,899     353,985
  #*Devgen NV.........................................................  58,690     604,093
    D'Ieteren SA...................................................... 129,060   5,357,160
    Duvel Moorgat SA..................................................   8,799     843,473
    Econocom Group SA.................................................  65,485   1,362,591
   #Elia System Operator SA........................................... 124,286   4,939,473

                                     1387

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
BELGIUM -- (Continued)
  #*Euronav SA........................................................  87,443 $   558,338
    EVS Broadcast Equipment SA........................................  51,147   2,410,368
    Exmar NV.......................................................... 132,340     937,832
    Floridienne SA....................................................   2,033     259,300
   *Galapagos NV......................................................  89,614   1,609,819
    Gimv NV...........................................................  12,481     545,159
    Hamon SA..........................................................   4,148      75,446
    Henex SA..........................................................   1,822      95,675
    Image Recognition Integrated Systems (I.R.I.S.) SA................   6,284     216,408
   *Ion Beam Applications SA..........................................  79,751     407,523
    Jensen-Group NV...................................................  12,030     118,335
    Kinepolis Group NV................................................  18,515   1,592,605
    Lotus Bakeries NV.................................................   1,361     853,203
    Melexis NV........................................................  93,665   1,396,721
    Mobistar SA.......................................................  70,251   2,165,971
   #Nyrstar NV........................................................ 599,376   2,871,563
  #*Picanol NV........................................................  16,697     300,096
   *RealDolmen NV (5529094)...........................................     120          18
   *RealDolmen NV (B3M0622)...........................................   7,512     159,029
    Recticel SA.......................................................  85,402     532,450
    Resilux SA........................................................   4,095     246,244
    Rosier SA.........................................................     655     194,225
    Roularta Media Group NV...........................................   8,707     148,414
   *SAPEC SA..........................................................   3,531     160,671
    Sioen Industries NV...............................................  52,140     307,675
    Sipef NV..........................................................  28,693   2,202,907
    Softimat SA.......................................................  24,253     116,408
   *Spector Photo Group SA............................................   8,349       2,568
    Telenet Group Holding NV..........................................     606      26,690
    Ter Beke NV.......................................................   2,260     138,358
    Tessenderlo Chemie NV............................................. 113,438   2,970,380
  #*ThromboGenics NV.................................................. 137,636   4,442,001
    Van de Velde NV...................................................  31,984   1,446,550
    VPK Packaging Group SA............................................  12,084     413,965
                                                                               -----------
TOTAL BELGIUM.........................................................          67,383,764
                                                                               -----------
DENMARK -- (3.1%)
    Alk-Abello A.S....................................................  25,725   1,627,095
   *Alm. Brand A.S.................................................... 466,665     909,618
   *Amagerbanken A.S.................................................. 647,900          --
    Ambu A.S. Series B................................................  24,493     533,252
   *Arkil Holdings A.S. Series B......................................     736      45,560
   *Auriga Industries A.S. Series B...................................  96,829   1,222,842
  #*Bang & Olufsen Holdings A.S....................................... 138,857   1,376,862
   *BankNordik A.S....................................................     292       3,179
  #*Bavarian Nordic A.S...............................................  96,869     837,430
    BoConcept Holding A.S.............................................   5,650     106,457
    Brodrene Hartmann A.S. Series B...................................  11,730     212,214
   *Brondbyernes IF Fodbold A.S. Series B.............................  12,924      27,656
    D/S Norden A.S.................................................... 110,869   2,714,670
  #*Dalhoff Larsen & Horneman A.S.....................................  27,579      18,968
   *Dantherm Holding A.S..............................................   1,304       3,224
    DFDS A.S..........................................................  18,568     893,028
   *Djursland Bank A.S................................................   8,970     190,993
    East Asiatic Co., Ltd. A.S........................................  55,571   1,310,419
    F.E. Bording A.S..................................................     600      56,849
    Fluegger A.S. Series B............................................   4,198     231,408
   *Genmab A.S........................................................ 140,715   1,443,734
    GN Store Nord A.S................................................. 803,034   9,565,834
   *GPV Industri A.S. Series B........................................   2,200      10,912
   *Greentech Energy Systems A.S......................................   8,355      19,875

                                     1388

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
DENMARK -- (Continued)
    Gronlandsbanken A.S...............................................     768 $    51,325
   *H&H International A.S. Series B...................................  18,111     115,415
    Harboes Bryggeri A.S..............................................  12,252     180,145
   *Hojgaard Holding A.S. Series B....................................   2,739      31,225
   #IC Companys A.S...................................................  35,278     518,576
   *Incentive A.S.....................................................   3,575      10,935
    Jeudan A.S........................................................   4,620     349,306
   *Jyske Bank A.S.................................................... 192,853   5,160,327
    Lan & Spar Bank A.S...............................................   5,150     233,300
   *Lastas A.S. Series B..............................................  10,343      35,057
   *Lollands Bank A.S.................................................     248       4,274
   *Mols-Linien A.S...................................................  24,969      66,632
   *NeuroSearch A.S...................................................  68,138      75,822
    NKT Holding A.S...................................................  92,105   2,913,818
    Nordjyske Bank A.S................................................  17,600     201,049
    Norresundby Bank A.S..............................................   7,350     175,464
   #North Media A.S...................................................  36,665     149,140
   *Ostjydsk Bank A.S.................................................   3,305     116,469
  #*Pandora A.S....................................................... 172,678   1,652,664
  #*Parken Sport & Entertainment A.S..................................  33,556     365,995
    Per Aarsleff A.S. Series B........................................   7,213     473,795
    Ringkjoebing Landbobank A.S.......................................  17,395   2,059,066
    Roblon A.S. Series B..............................................     540      64,062
    Rockwool International A.S. Series B..............................  25,336   2,223,126
    Royal Unibrew A.S.................................................  40,267   2,530,665
   *Salling Bank A.S..................................................     430      16,698
    Schouw & Co. A.S..................................................  74,017   1,558,569
    SimCorp A.S.......................................................  19,486   3,172,580
   *Sjaelso Gruppen A.S...............................................   5,221       2,932
   *SKAKO A.S.........................................................   1,177       5,890
   *Skjern Bank A.S...................................................   3,276      47,200
    Solar Holdings A.S. Series B......................................  21,217   1,085,709
   *Spar Nord Bank A.S................................................ 257,987     937,156
   *Sparbank A.S......................................................  10,093      58,790
   *Sparekassen Faaborg A.S...........................................   1,972      66,864
   *Sydbank A.S....................................................... 279,299   4,519,563
   #Tivoli A.S........................................................     969     490,850
  #*TK Development A.S................................................ 153,640     380,257
   *Topdanmark A.S....................................................  53,386   9,049,844
  #*TopoTarget A.S.................................................... 413,505      82,298
   *Topsil Semiconductor Materials A.S................................ 194,350      12,873
   *Torm A.S.......................................................... 123,250      79,590
   *United International Enterprises A.S..............................   5,725     907,096
  #*Vestas Wind Systems A.S........................................... 416,310   1,985,356
   *Vestjysk Bank A.S.................................................  29,541      80,838
                                                                               -----------
TOTAL DENMARK.........................................................          67,660,684
                                                                               -----------
FINLAND -- (5.9%)
    Ahlstrom Oyj......................................................  26,969     425,680
    Aktia Oyj Series A................................................  14,830      82,039
   #Alma Media Oyj.................................................... 277,852   1,639,376
    Amer Sports Oyj................................................... 467,176   5,292,229
    Aspo Oyj..........................................................  83,192     613,124
    Atria P.L.C.......................................................  23,261     142,991
   *Bank of Aland P.L.C. Series B.....................................  22,078     228,107
    BasWare Oyj.......................................................  34,550     906,311
  #*Biotie Therapies Corp. Oyj........................................ 809,323     368,415
   #Cargotec Oyj Series B............................................. 134,915   2,928,820
    Citycon Oyj....................................................... 832,825   2,523,233
   *Componenta Oyj....................................................  34,813     124,627
    Comptel P.L.C..................................................... 337,600     161,591

                                     1389

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
FINLAND -- (Continued)
   #Cramo Oyj.........................................................   148,755 $1,768,398
    Digia P.L.C.......................................................    55,020    158,582
    Efore Oyj.........................................................   109,219     80,450
   *Elcoteq SE........................................................     3,041         --
   *Elektrobit Corp. Oyj..............................................    16,849     12,196
    Elisa Oyj.........................................................   432,751  8,988,154
    eQ P.L.C..........................................................    67,120    133,018
    Etteplan Oyj......................................................    62,500    192,810
   *Finnair Oyj.......................................................   294,933    651,932
   *Finnlines Oyj.....................................................   124,906  1,074,462
    Fiskars Oyj Abp...................................................   181,663  3,290,315
    F-Secure Oyj......................................................   463,536    899,769
   *GeoSentric Oyj....................................................   244,900      3,013
   *Glaston Oyj Abp...................................................    87,274     31,122
    HKScan Oyj Series A...............................................   101,202    436,180
    Huhtamaki Oyj.....................................................   365,393  5,481,177
    Ilkka-Yhtyma Oyj..................................................    61,503    434,286
   #KCI Konecranes Oyj................................................   245,559  6,351,055
   #Kemira Oyj........................................................   419,197  5,246,614
    Kesko Oyj Series B................................................   151,246  3,905,616
    Laennen Tehtaat Oyj...............................................    18,920    307,036
    Lassila & Tikanoja Oyj............................................   134,457  1,648,678
   #Lemminkainen Oyj..................................................    22,983    453,790
  #*Mesta Board Oyj................................................... 1,549,706  3,965,836
   *Neo Industrial Oyj................................................    15,727     33,365
   #Neste Oil Oyj.....................................................   365,471  3,855,756
    Nordic Aluminium Oyj..............................................    10,440    351,224
    Okmetic Oyj.......................................................    54,991    337,606
    Olvi Oyj Series A.................................................    62,708  1,349,741
   #Oriola-KD Oyj Series A............................................     5,045     12,296
    Oriola-KD Oyj Series B............................................   422,437    997,775
    Orion Oyj Series A................................................   130,850  2,569,677
    Orion Oyj Series B................................................   368,171  7,340,999
  #*Outokumpu Oyj..................................................... 3,488,317  3,040,303
    Outotec Oyj.......................................................   163,942  7,493,464
    PKC Group Oyj.....................................................    62,885    960,520
    Pohjola Bank P.L.C. Series A......................................   331,849  3,846,962
    Ponsse Oyj........................................................    25,697    210,645
   #Poyry Oyj.........................................................   187,165    843,522
    Raisio P.L.C. Series V............................................   541,284  1,648,329
    Ramirent Oyj......................................................   314,761  2,414,519
    Rapala VMC Oyj....................................................   113,258    674,865
   #Rautaruukki Oyj Series K..........................................   373,835  2,432,690
    Raute Oyj Series A................................................    10,298     96,772
  #*Ruukki Group Oyj..................................................   604,909    372,416
    Saga Furs Oyj.....................................................    11,244    227,198
   #Sanoma Oyj........................................................   323,977  2,780,634
   *Scanfil P.L.C.....................................................   123,479    103,250
    Sievi Capital P.L.C...............................................   123,479    139,632
    SRV Group P.L.C...................................................     7,277     30,181
    Stockmann Oyj Abp Series A........................................    43,914    799,844
   #Stockmann Oyj Abp Series B........................................   121,871  2,218,766
  #*Stonesoft Oyj.....................................................     6,140     10,221
   #Technopolis Oyj...................................................   301,391  1,228,965
    Teleste Oyj.......................................................    53,559    253,955
   #Tieto Oyj.........................................................   291,983  4,859,695
   #Tikkurila Oyj.....................................................   136,287  2,342,864
   *Tulikivi Oyj......................................................    48,836     28,834
   #Uponor Oyj Series A...............................................   219,676  2,270,277
   #Vacon Oyj.........................................................    45,190  2,091,656
    Vaisala Oyj Series A..............................................    39,132    716,272

                                     1390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
FINLAND -- (Continued)
    Viking Line Abp...................................................    10,366 $    228,322
   #Yit Oyj...........................................................   437,684    7,833,161
                                                                                 ------------
TOTAL FINLAND.........................................................            129,998,205
                                                                                 ------------
FRANCE -- (9.6%)
   #ABC Arbitrage SA..................................................    22,399      179,102
  #*Air France-KLM....................................................   357,513    1,898,588
   #Akka Technologies SA..............................................    13,905      405,918
  #*Alcatel-Lucent SA................................................. 3,257,925    3,595,635
    Ales Groupe SA....................................................    30,784      510,555
    Altamir Amboise SA................................................    76,113      582,526
    Alten, Ltd........................................................    70,349    1,981,012
   *Altran Technologies SA............................................   676,432    3,154,910
    April SA..........................................................    74,171    1,057,817
  #*Archos SA.........................................................    75,094      316,002
    Arkema SA.........................................................    80,109    5,896,698
  #*Artprice.com SA...................................................    11,156      368,471
    Assystem..........................................................    55,571    1,017,446
  #*Atari SA..........................................................   102,420      135,606
    AtoS SA...........................................................    42,386    2,380,309
    Aubay SA..........................................................    10,285       62,942
    Audika Groupe SA..................................................    21,251      236,233
   #Aurea SA..........................................................     3,637       20,540
    Avenir Telecom SA.................................................    17,841        9,841
    Axway Software SA.................................................    22,982      375,801
   *Baccarat SA.......................................................     1,090      204,998
    Banque Tarneaud SA................................................     1,430      147,845
   #Beneteau SA.......................................................   179,820    1,709,408
  #*Bigben Interactive SA.............................................    10,448       95,319
  #*BioAlliance Pharma SA.............................................    45,552      213,545
    Boiron SA.........................................................    28,682      777,674
    Boizel Chanoine Champagne SA......................................     7,266      346,556
    Bonduelle SCA.....................................................    13,776    1,177,508
    Bongrain SA.......................................................    34,266    1,997,520
   #Bourbon SA........................................................   183,342    4,843,595
   *Boursorama SA.....................................................    63,152      427,474
   *Bull SA...........................................................   309,488      891,732
   #Burelle SA........................................................     3,866      895,790
    Cafom SA..........................................................     4,919       29,554
    Catering International Services SA................................       862       96,954
    CBo Territoria SA.................................................    10,136       31,903
    Cegedim SA........................................................    16,591      481,108
    Cegid Group.......................................................    16,629      277,849
    CFAO SA...........................................................    75,679    3,575,347
    Cie des Alpes.....................................................     6,721      103,527
   *Cie Generale de Geophysique - Veritas SA..........................     4,010      114,780
    Ciments Francais SA...............................................     9,203      508,286
   *Club Mediterranee SA..............................................    87,116    1,423,701
    Compagnie Industrielle et Financiere D'Entreprises SA.............     1,200       73,529
   *CS Communication & Systemes SA....................................       367          917
    Damartex SA.......................................................    20,796      401,783
   #Derichebourg SA...................................................   548,515    1,180,470
    Devoteam SA.......................................................    24,812      274,250
   *Dynaction SA......................................................     9,874       69,212
    Eiffage SA........................................................    72,566    1,918,423
    Electricite de Strasbourg SA......................................    21,886    2,515,118
    Eramet SA.........................................................        13        1,379
    Esso SA Francaise.................................................     9,411      652,004
    Establissements Maurel et Prom SA.................................   326,408    5,008,604
   *Etam Developpement SA.............................................     1,949       28,610
    Euler Hermes SA...................................................    40,320    2,508,778

                                     1391

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
FRANCE -- (Continued)
  #*Euro Disney SCA...................................................   138,383 $  678,820
    Eurofins Scientific SA............................................    19,434  2,529,646
    Exel Industries SA Series A.......................................    10,680    423,920
   *Faiveley Transport SA.............................................    21,104  1,224,164
   #Faurecia SA.......................................................   124,753  1,978,160
   #Fimalac SA........................................................    31,490  1,211,292
    Fleury Michon SA..................................................     4,694    181,894
   *GameLoft SA.......................................................   153,330    875,407
   *Gascogne SA.......................................................     6,907     68,425
    Gaumont SA........................................................    13,980    623,428
    GEA SA............................................................     1,000     80,390
  #*GECI International SA.............................................    59,392    130,806
    Gemalto NV........................................................    97,900  7,481,008
    Gevelot SA........................................................     3,584    240,706
    GFI Informatique SA...............................................   137,700    453,510
    GL Events SA......................................................    21,468    433,228
    GPE Groupe Pizzorno SA............................................     4,763     53,234
    Groupe Crit SA....................................................    24,255    393,346
    Groupe Flo SA.....................................................    29,358    110,232
   *Groupe Go Sport SA................................................       965      5,057
    Groupe Gorge SA...................................................    16,077    140,368
    Groupe Guillin SA.................................................     1,061     70,176
    Groupe Open SA....................................................    27,590    156,837
   *Groupe Partouche SA...............................................    61,786     68,203
    Groupe Steria SCA.................................................    86,854  1,106,675
    Guerbet SA........................................................     6,577    547,587
   *Haulotte Group SA.................................................    61,352    412,154
   #Havas SA.......................................................... 1,079,959  5,255,221
  #*Hi-Media SA.......................................................   116,838    279,372
   *Idsud SA..........................................................     2,213     51,134
    Ingenico SA.......................................................   122,231  6,537,030
   #Interparfums SA...................................................    18,983    397,618
    Ipsen SA..........................................................    61,464  1,456,493
   *Ipsos SA..........................................................    98,369  2,856,142
   *Jacquet Metal Service SA..........................................    48,141    446,972
   *Kaufman & Broad SA................................................       551      9,665
   #Korian SA.........................................................     8,297    125,083
    L.D.C. SA.........................................................        19      1,985
    Laurent-Perrier SA................................................    12,546  1,096,207
    Lectra SA.........................................................    83,499    475,594
    Lisi SA...........................................................    16,907  1,103,378
  #*LVL Medical Groupe SA.............................................    18,786    705,845
    M6 Metropole Television SA........................................   160,626  2,225,953
    Maisons France Confort SA.........................................    11,538    310,580
    Manitou BF SA.....................................................    48,911    815,210
    Manutan International SA..........................................    14,553    538,200
  #*Maurel et Prom Nigeria SA.........................................   323,678    728,032
    Medica SA.........................................................    99,802  1,666,667
    Mersen SA.........................................................    66,545  1,682,718
    MGI Coutier SA....................................................     2,753    112,662
    Montupet SA.......................................................     8,127     43,700
    Mr. Bricolage SA..................................................    30,731    324,992
    Naturex SA........................................................    12,841    726,108
   #Neopost SA........................................................   106,147  6,043,689
    Nexans SA.........................................................   131,823  5,747,716
    Nexity SA.........................................................    87,378  2,074,313
    NextRadioTV SA....................................................     3,451     50,828
  #*NicOx SA..........................................................   245,527    762,356
    Norbert Dentressangle SA..........................................    20,989  1,290,364
    NRJ Group SA......................................................    35,593    216,188
   #Oeneo SA..........................................................   113,285    330,934

                                     1392

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
FRANCE -- (Continued)
   #Orpea SA.......................................................... 101,314 $3,773,890
    Osiatis SA........................................................     685      4,155
  #*PagesJaunes Groupe SA............................................. 384,634    675,144
   *Parrot SA.........................................................  23,860    725,069
    Pierre & Vacances SA..............................................  18,411    259,792
    Plastic Omnium SA.................................................  96,698  2,610,265
    Plastivaloire SA..................................................   4,552     75,907
    PSB Industries SA.................................................   8,438    272,934
    Rallye SA.........................................................  95,651  2,780,185
   *Recylex SA........................................................  55,481    161,962
    Remy Cointreau SA.................................................  70,183  8,282,494
   #Robertet SA.......................................................   3,167    468,489
   *Rodriguez Group SA................................................  11,606     53,676
    Rougier SA........................................................   5,923    233,206
    Rubis SCA.........................................................  90,302  4,743,795
  #*S.T. Dupont SA.................................................... 300,960    110,678
   #SA des Ciments Vicat..............................................  40,662  1,711,373
    Sabeton SA........................................................  13,500    219,424
    Saft Groupe SA....................................................  79,482  1,800,042
    Samse SA..........................................................   8,342    591,243
    Sartorius Stedim Biotech SA.......................................   7,679    633,890
   #Seche Environnement SA............................................   4,891    168,507
    Sechilienne SA....................................................  62,522    798,391
   *Securidev SA......................................................   2,500     83,763
   *Sequana SA........................................................ 176,532    331,986
    Societe Anonyme d'Explosifs et de Produits Chimiques SA...........     524    122,664
    Societe BIC SA....................................................  62,449  6,330,304
    Societe d'Edition de Canal Plus SA................................ 306,742  1,733,199
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...  46,150  1,754,968
    Societe Internationale de Plantations d'Heveas SA.................   4,634    362,034
    Societe Pour l'Informatique Industrielle SA.......................  40,908    200,228
    Societe Television Francaise 1 SA................................. 386,597  3,252,309
  #*Soitec SA......................................................... 400,615  1,097,663
    Somfy SA..........................................................  21,738  3,677,305
    Sopra Group SA....................................................  22,982  1,077,518
   *Spir Communication SA.............................................   4,687    100,742
    Stallergenes SA...................................................  10,321    561,915
  #*Ste Industrielle d'Aviation Latecoere SA..........................  23,755    280,816
    Stef SA...........................................................  29,121  1,309,585
    Store Electronic SA...............................................   3,620     44,508
    Sword Group SA....................................................  18,798    276,103
    Synergie SA.......................................................  60,624    518,854
  #*Technicolor SA.................................................... 345,947    751,691
    Teleperformance SA................................................ 182,548  4,489,348
    Tessi SA..........................................................   5,050    442,969
  #*Theolia SA........................................................ 173,640    251,211
   #Thermador Groupe..................................................   4,225    287,785
    Tonnellerie Francois Freres SA....................................   3,898    156,575
    Total Gabon SA....................................................     860    349,388
    Touax SA..........................................................   2,305     62,936
    Toupargel Groupe SA...............................................     111        894
  #*Transgene SA......................................................  44,474    400,674
    Trigano SA........................................................  29,574    342,243
   *UbiSoft Entertainment SA.......................................... 342,902  2,361,213
    Union Financiere de France Banque SA..............................  16,828    364,540
    Valeo SA.......................................................... 149,480  6,404,067
    Viel et Compagnie SA.............................................. 158,130    482,705
   #Vilmorin & Cie SA.................................................  20,195  2,274,084
    Virbac SA.........................................................  17,494  3,073,435
  #*Vivalis SA........................................................  30,181    192,258
    VM Materiaux SA...................................................   6,914    168,754

                                     1393

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
FRANCE -- (Continued)
    Vranken Pommery Monopole SA.......................................  14,162 $    409,607
    Zodiac Aerospace SA...............................................  70,891    6,913,124
                                                                               ------------
TOTAL FRANCE..........................................................          211,809,100
                                                                               ------------
GERMANY -- (12.6%)
    A.S. Creation Tapeton AG..........................................   6,853      238,826
   *AAP Implantate AG.................................................  43,505       58,523
   *Aareal Bank AG.................................................... 423,110    6,975,293
   *Abwicklungsgesellschaft Roesch AG Medizintechnik..................   7,300          251
  #*ADVA Optical Networking SE........................................ 151,502      916,656
  #*Advanced Inflight Alliance AG.....................................   9,706       53,445
    AGROB Immobilien AG...............................................   5,800       71,678
  #*Air Berlin P.L.C.................................................. 117,774      263,453
   #Aixtron SE........................................................ 321,547    4,228,267
    ALBA SE...........................................................  21,642    1,559,270
   *Aligna AG......................................................... 318,087        7,436
    Allgeier SE.......................................................  16,783      217,476
    Amadeus Fire AG...................................................  16,192      684,690
   *Analytik Jena AG..................................................     597        8,165
   *Andreae-Noris Zahn AG.............................................  26,412    1,073,359
   #Asian Bamboo AG...................................................  29,133      251,175
    Atoss Software AG.................................................     303        8,170
    Aurubis AG........................................................ 153,470    7,827,291
    Baader Bank AG.................................................... 123,981      287,594
   #Balda AG.......................................................... 127,634      775,234
   #Bauer AG..........................................................  31,133      725,469
   #BayWa AG..........................................................  38,379    1,426,414
    Bechtle AG........................................................  55,566    2,113,693
    Bertrandt AG......................................................  23,001    1,630,407
   *Beta Systems Software AG..........................................   8,265       14,927
  #*Bijou Brigitte AG.................................................   8,304      520,840
    Bilfinger Berger SE...............................................  82,342    6,749,435
    Biotest AG........................................................  20,784    1,112,836
   *BKN International AG..............................................  33,408          534
   *BMP Media Vestors AG..............................................  36,887       33,336
   *Borussia Dortmund GmbH & Co. KGaA................................. 208,512      632,220
    CANCOM AG.........................................................  27,644      505,527
   #Carl Zeiss Meditec AG.............................................  92,909    2,242,956
   #CAT Oil AG........................................................  50,233      312,938
   *Celesio AG........................................................ 140,854    2,562,343
    CENIT AG..........................................................  13,580      113,445
   #Centrotec Sustainable AG..........................................  42,634      647,511
    Centrotherm Photovoltaics AG......................................  20,165       25,156
    Cewe Color Holding AG.............................................  15,268      551,852
  #*Colonia Real Estate AG............................................  16,334       66,136
    Comdirect Bank AG................................................. 139,558    1,247,337
  #*CompuGroup Medical AG.............................................  28,092      393,498
  #*Conergy AG........................................................ 274,618      164,735
  #*Constantin Medien AG.............................................. 359,780      648,064
    CropEnergies AG...................................................  72,506      436,675
    CTS Eventim AG.................................................... 106,100    3,114,454
   *Curanum AG........................................................ 100,137      207,115
   #DAB Bank AG....................................................... 130,043      511,748
    Data Modul AG.....................................................  11,455      181,075
   #Delticom AG.......................................................  14,598      990,264
   *Deufol AG......................................................... 113,203      125,370
    Deutsche Beteiligungs AG..........................................  29,148      591,052
    Deutsche Wohnen AG................................................ 490,804    8,174,864
   *Deutz AG.......................................................... 263,835      981,109
  #*Dialog Semiconductor P.L.C........................................ 192,470    3,685,534
   #DIC Asset AG......................................................  13,115      109,438

                                     1394

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
GERMANY -- (Continued)
    Dierig Holding AG.................................................     9,408 $  129,030
   #Douglas Holding AG................................................   105,346  4,393,464
    Dr. Hoenle AG.....................................................    14,858    175,936
    Draegerwerk AG & Co. KGaA.........................................     2,403    204,691
   #Drillisch AG......................................................   158,285  1,480,216
    Duerr AG..........................................................    36,111  2,407,349
    DVB Bank SE.......................................................   173,470  5,100,610
    Eckert & Ziegler AG...............................................    11,974    322,765
    Elmos Semiconductor AG............................................    34,592    262,465
    ElreingKlinger AG.................................................   106,886  2,956,993
    Erlus AG..........................................................     2,970    133,500
   #Euromicron AG.....................................................    24,208    593,799
    Euwax AG..........................................................    14,880    925,186
  #*Evotec AG......................................................... 1,165,338  3,716,560
    Fielmann AG.......................................................    36,654  3,281,764
  #*First Sensor AG...................................................    17,254    188,229
   *FJA AG............................................................       217        304
   #Freenet AG........................................................   372,758  5,454,882
   #Fuchs Petrolub AG.................................................   139,299  6,995,950
   *GAGFAH SA.........................................................   281,532  2,883,131
    GBW AG............................................................    28,417    770,516
    Gerresheimer AG...................................................    99,080  4,636,170
    Gerry Weber International AG......................................    89,108  3,656,758
   *Gesco AG..........................................................    10,010    781,356
    GFK SE............................................................    72,083  3,382,993
    GFT Technologies AG...............................................    66,050    247,657
  #*Gigaset AG........................................................   175,782    297,306
    Gildemeister AG...................................................   185,953  2,804,558
    Grammer AG........................................................    41,417    682,555
    Grenkeleasing AG..................................................    32,703  1,947,951
   #H&R AG............................................................    42,122    634,448
    Hamborner REIT AG.................................................    22,740    191,356
    Hamburger Hafen und Logistik AG...................................    62,167  1,377,223
  #*Hansa Group AG....................................................   146,815    493,698
   #Hawesko Holding AG................................................    19,463    860,329
  #*Heidelberger Druckmaschinen AG....................................   734,833    938,138
    Highlight Communications AG.......................................    61,832    277,530
  #*Homag Group AG....................................................    14,489    213,913
    Indus Holding AG..................................................    78,458  1,835,932
   #Innovation in Traffic Systems AG..................................    23,949    564,770
   *Intershop Communications AG.......................................    62,598    164,563
    Isra Vision AG....................................................    10,917    247,756
  #*IVG Immobilien AG.................................................   400,498    925,969
    Jenoptik AG.......................................................   162,963  1,099,250
   *Joyou AG..........................................................     4,817     46,714
   *Kampa AG..........................................................    35,505      1,440
  #*Kloeckner & Co. SE................................................   341,221  2,959,661
   *Koenig & Bauer AG.................................................     9,557    151,281
    Kontron AG........................................................   189,937    928,035
    Krones AG.........................................................    72,618  3,390,893
    KSB AG............................................................     3,584  1,865,927
  #*Kuka AG...........................................................   102,786  2,329,659
    KWS Saat AG.......................................................    17,224  4,692,902
    Leifheit AG.......................................................    12,500    368,502
    Leoni AG..........................................................   115,635  4,282,670
   *Loewe AG..........................................................    25,187    142,661
   *Lotto24 AG........................................................     8,798     33,406
   #LPKF Laser & Electronics AG.......................................    24,777    387,139
  #*Manz AG...........................................................     6,193    152,241
  #*Masterflex AG.....................................................    19,347    111,280
   *Maxdata Computer AG...............................................    94,120     14,012

                                     1395

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  SHARES     VALUE++
                                                                                  ------     -------
GERMANY -- (Continued)
   *Mediclin AG...............................................................   119,554 $   629,064
  #*Medigene AG...............................................................    95,039     144,844
    Mensch und Maschine Software AG...........................................    16,798     110,366
    MLP AG....................................................................   216,957   1,167,603
   #Mobotix AG................................................................    13,494     291,731
   *Mologen AG................................................................    24,745     292,337
  #*Morphosys AG..............................................................    69,092   1,541,472
    MTU Aero Engines Holding AG...............................................    94,967   7,125,640
    Muehlbauer Holding & Co. AG...............................................    14,905     403,610
   #MVV Energie AG............................................................   114,055   3,087,853
    Nemetschek AG.............................................................    24,668     835,396
    Nexus AG..................................................................    33,813     310,276
  #*Nordex SE.................................................................   176,017     658,584
    NORMA Group...............................................................    31,821     703,809
   #OHB AG....................................................................    35,659     601,648
   *Oldenburgische Landesbank AG..............................................     4,234     107,360
    P&I Personal & Informatik AG..............................................    17,889     636,299
   *Patrizia Immobilien AG....................................................    64,875     396,664
    Pfeiffer Vacuum Technology AG.............................................    34,299   3,379,882
    Phoenix Solar AG..........................................................     4,057       4,924
    PNE Wind AG...............................................................   167,451     287,725
  #*Praktiker AG..............................................................   195,237     314,994
    Progress-Werk Oberkirch AG................................................     7,812     310,884
   #PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie.    30,993     645,895
    PVA TePla AG..............................................................    46,019     157,118
    QSC AG....................................................................   341,441     970,309
    R Stahl AG................................................................    14,410     444,591
   #Rational AG...............................................................    15,420   3,523,820
    REALTECH AG...............................................................    11,221      56,494
    Rheinmetall AG............................................................   135,137   6,741,250
    Rhoen-Klinikum AG.........................................................   406,308   8,725,264
    Ruecker AG................................................................    18,434     362,695
    S.A.G. Solarstrom AG......................................................    17,537      42,605
  #*SAF-Holland SA............................................................   151,702     862,950
    Salzgitter AG.............................................................    26,352     958,067
    Schaltbau Holding AG......................................................     2,217     212,064
   *Sedo Holding AG...........................................................    68,205     157,259
    Sektkellerei Schloss Wachenheim AG........................................    10,565     103,172
   *SER Systems AG............................................................     9,400         197
   #SGL Carbon SE.............................................................   229,387   9,280,972
  #*Singulus Technologies AG..................................................   236,814     597,323
    Sinner AG.................................................................     2,660      47,805
   #Sixt AG...................................................................    81,198   1,446,115
    SKW Stahl-Metallurgie Holding AG..........................................    17,013     257,879
  #*Sky Deutschland AG........................................................ 1,064,773   3,246,180
   *SM Wirtschaftsberatungs AG................................................    18,133     103,543
   #SMA Solar Technology AG...................................................    23,168     709,094
   #SMT Scharf AG.............................................................     6,622     171,259
    Software AG...............................................................   173,056   5,627,375
   *Solar-Fabrik AG...........................................................     8,869      25,365
   #Solarworld AG.............................................................   285,203     415,708
   *Solon SE..................................................................    21,137       2,062
   #Stada Arzneimittel AG.....................................................   196,804   6,226,900
    STINAG Stuttgart Invest AG................................................    35,003     657,907
   *Stoehr & Co. AG...........................................................     6,000      15,015
   *STRATEC Biomedical AG.....................................................    27,909   1,119,373
   *Stroer Out-of-Home Media AG...............................................    57,987     543,380
  #*Suss Microtec AG..........................................................    71,196     797,257
    Symrise AG................................................................   327,915  10,292,089
    Syzygy AG.................................................................    30,656     128,761
   #TAG Immobilien AG.........................................................   346,583   3,335,982

                                     1396

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
GERMANY -- (Continued)
    Takkt AG..........................................................   126,507 $  1,454,446
    Telegate AG.......................................................    16,807      131,775
   *Tipp24 SE.........................................................    14,173      606,185
    Tom Tailor Holding AG.............................................    52,240      898,768
    Tomorrow Focus AG.................................................   113,715      531,235
  #*TUI AG............................................................   517,377    3,335,346
    UMS United Medical Systems International AG.......................     6,165       53,663
    UmweltBank AG.....................................................    17,656      581,123
    United Internet AG................................................     1,901       33,599
   *VBH Holding AG....................................................     9,415       36,855
   *Verbio AG.........................................................    52,498      167,606
   #Vossloh AG........................................................    37,975    3,344,134
   #VTG AG............................................................    33,459      498,147
   #Wacker Neuson SE..................................................    53,221      789,604
   *Wanderer-Werke AG.................................................     7,903          554
  #*Washtec AG........................................................     5,625       62,089
   #Wincor Nixdorf AG.................................................   119,287    4,530,927
   #Wirecard AG.......................................................   333,301    6,578,824
    Wuerttembergische Lebensversicherung AG...........................    26,099      477,071
    Wuerttembergische Metallwarenfabrik AG............................    28,781    1,649,027
   #XING AG...........................................................    12,102      606,998
   *Zhongde Waste Technology AG.......................................     1,197        2,869
  #*zooplus AG........................................................     5,927      196,013
                                                                                 ------------
TOTAL GERMANY.........................................................            280,475,418
                                                                                 ------------
GREECE -- (1.5%)
   *Aegean Airlines S.A...............................................     5,746        9,330
   *Aegek S.A.........................................................   120,000       12,644
   *Alfa Alfa Energy S.A..............................................     3,810        6,516
   *Alpha Bank A.E....................................................   674,977      999,480
   *Alumil Aluminum Industry S.A......................................    48,665       14,595
   *Alysida S.A.......................................................     2,376        5,821
   *Anek Lines S.A....................................................   498,242       52,622
   *Astir Palace Hotels S.A...........................................    93,886      368,423
   *Athens Medical Center S.A.........................................   148,223       53,691
   *Atlantic Supermarkets S.A.........................................    34,730        3,419
   *Attica Bank S.A...................................................   184,177       56,424
   *Atti-Kat S.A......................................................    56,554        2,303
    Autohellas S.A....................................................    81,839      115,558
   *Babis Vovos International Construction S.A........................    21,073        7,882
   *Balafas S.A.......................................................    15,200        3,553
   *Balkan Real Estate S.A............................................     5,450        2,544
   *Bank of Cyprus P.L.C.............................................. 4,342,301    1,170,018
    Bank of Greece S.A................................................   133,571    1,719,403
   *Cyprus Popular Bank PCL........................................... 3,674,665      269,926
   *Daios Plastics S.A................................................    16,350      103,113
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..............   275,576       58,977
   *EFG Eurobank Ergasias S.A.........................................   971,907      803,656
   *Elastron S.A......................................................    92,898       56,844
   *Elbisco Holding S.A...............................................    28,098        3,733
    Elektrak S.A......................................................    34,087       74,521
   *Elektroniki Athinon SA............................................     7,497        4,872
    Ellaktor S.A......................................................   544,614      696,180
   *Elval - Hellenic Aluminium Industry S.A...........................    28,590       29,837
   *Etma Rayon S.A....................................................    11,242       19,503
   *Euro Reliance General Insurance Co. S.A...........................    54,730       32,160
   *Euromedica S.A....................................................    33,079       20,000
    EYDAP Athens Water Supply & Sewage Co. S.A........................   116,677      403,831
   *F.G. Europe S.A...................................................     4,536        2,785
   *Folli Follie Group S.A............................................   150,049      943,552
   *Forthnet S.A......................................................   253,290       26,179

                                     1397

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
GREECE -- (Continued)
   *Fourlis Holdings S.A..............................................   146,787 $   153,318
    Frigoglass S.A....................................................   115,348     495,466
    GEK Terna S.A.....................................................   296,155     313,705
   *Geniki Bank S.A...................................................    31,074       4,493
   *Halkor S.A........................................................   223,666     104,903
   *Hellenic Cables S.A...............................................    64,529      82,243
    Hellenic Exchanges S.A............................................   296,505     903,074
    Hellenic Petroleum S.A............................................   326,121   2,132,472
   *Hellenic Sugar Industry S.A.......................................    66,000      66,310
   *Hellenic Telecommunication Organization Co. S.A...................   707,121   1,749,471
   *Heracles General Cement Co. S.A...................................    77,436     114,498
   *Iaso S.A..........................................................   206,042     131,642
   *Inform P. Lykos S.A...............................................    23,285      20,784
   *Informatics S.A...................................................     3,778       1,441
   *Intracom Holdings S.A.............................................   313,001      63,738
   *Intracom Technical & Steel Constructions S.A......................    73,136      40,616
    Intralot S.A.-Integrated Lottery Systems & Services...............   551,157     609,642
   *Ionian Hotel Enterprises S.A......................................    16,914     294,436
   *Ipirotiki Software & Publications S.A.............................    22,110      52,776
    JUMBO S.A.........................................................   400,965   1,494,770
    Karelia Tobacco Co., Inc. S.A.....................................     5,787     708,063
   *Kathimerini Publishing S.A........................................    47,170      21,988
   *Lambrakis Press SA................................................    14,394      24,592
   *Lamda Development S.A.............................................       905       2,055
   *Lan-Net S.A.......................................................    12,688      18,734
   *Lavipharm S.A.....................................................    57,739       7,916
    Loulis Mills S.A..................................................    41,702      73,321
   *Marfin Investment Group Holdings S.A.............................. 2,380,237     530,151
    Metka S.A.........................................................   101,638     757,065
   *Michaniki S.A.....................................................   155,442      32,264
    Motor Oil (Hellas) Corinth Refineries S.A.........................   246,966   1,457,873
   *Mytilineos Holdings S.A...........................................   367,558     955,506
   *National Bank of Greece S.A....................................... 1,343,567   2,091,677
   *Neorion Holdings S.A..............................................    14,991       2,951
    OPAP S.A..........................................................   168,712   1,013,789
   *Pegasus Publishing SA.............................................    18,829       3,584
   *Piraeus Bank S.A.................................................. 4,777,477   1,300,228
    Piraeus Port Authority S.A........................................    21,267     249,912
   *Promota Hellas S.A................................................     8,860       2,507
   *Proton Bank S.A...................................................   141,214          --
    Public Power Corp. S.A............................................   528,487   1,394,047
   *Real Estate Development & Services S.A............................    94,497      49,923
    S&B Industrial Minerals S.A.......................................    68,336     395,688
   *Sarantis S.A......................................................    74,884     174,296
   *Selected Textile S.A..............................................    60,619      33,266
   *Sfakianakis S.A...................................................    17,776      19,688
   *Sidenor Steel Products Manufacturing Co. S.A......................   202,812     138,140
   *T Bank S.A........................................................   228,007          --
   *Technical Olympic S.A.............................................     2,237       3,409
   *Teletypos S.A. Mega Channel.......................................    77,669      60,888
    Terna Energy S.A..................................................   137,807     199,670
   *Themeliodomi S.A..................................................    37,422      17,036
    Thessaloniki Port Authority S.A...................................     6,936     106,405
    Thessaloniki Water Supply & Sewage Co. S.A........................    15,807      65,906
   *Thrace Plastics Co. S.A...........................................    89,075      63,470
   *Titan Cement Co. S.A..............................................   203,501   3,249,344
   *TT Hellenic Postbank S.A..........................................   695,353     236,645
   *Varvaressos S.A. European Spinning Mills..........................    10,832       7,197
   *Viohalco Hellenic Copper and Aluminum Industry S.A................   603,593   1,622,881
                                                                                 -----------
TOTAL GREECE..........................................................            34,075,768
                                                                                 -----------

                                     1398

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
IRELAND -- (2.9%)
    Abbey P.L.C.......................................................    83,095 $   601,201
   *Aer Lingus Group P.L.C............................................   752,359   1,004,870
   *Aminex P.L.C......................................................   496,086      39,540
    C&C Group P.L.C. (B010DT8)........................................   399,607   1,743,617
    C&C Group P.L.C. (B011Y09)........................................ 1,014,594   4,452,286
    DCC P.L.C. (0242493)..............................................   308,989   7,658,141
    DCC P.L.C. (4189477)..............................................    19,143     475,514
    Donegal Creameries P.L.C..........................................    26,085     106,243
    Dragon Oil P.L.C.................................................. 1,039,922   9,266,279
   *Elan Corp. P.L.C..................................................    64,309     750,037
    FBD Holdings P.L.C................................................   125,728   1,221,967
    Fyffes P.L.C......................................................   931,137     514,581
    Glanbia P.L.C. (0066950)..........................................   700,613   5,252,810
    Glanbia P.L.C. (4058629)..........................................    69,229     519,513
    Grafton Group P.L.C...............................................   567,653   1,938,046
    IFG Group P.L.C...................................................   337,495     606,162
   *Independent News & Media P.L.C. (B59HWB1).........................   406,791     102,325
   *Independent News & Media P.L.C. (B5TR5N4).........................   318,060      80,211
    Irish Continental Group P.L.C.....................................    91,000   1,670,419
   *Kenmare Resources P.L.C. (0487948)................................ 4,136,548   2,474,340
   *Kenmare Resources P.L.C. (4490737)................................   409,813     246,130
    Kingspan Group P.L.C..............................................   449,509   3,596,485
   *McInerney Holdings P.L.C..........................................   697,135          --
    Paddy Power P.L.C. (0258810)......................................   180,573  12,158,178
    Paddy Power P.L.C. (4828974)......................................    10,071     678,892
   *Providence Resources P.L.C........................................    57,865     582,456
    Smurfit Kappa Group P.L.C.........................................   469,012   3,488,860
    Total Produce P.L.C...............................................   752,811     366,361
    United Drug P.L.C. (3302480)......................................   820,214   2,115,782
    United Drug P.L.C. (3335969)......................................    63,911     165,128
                                                                                 -----------
TOTAL IRELAND.........................................................            63,876,374
                                                                                 -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd....................................   326,135     825,783
   *Africa Israel Properties, Ltd.....................................    37,844     245,052
    Africa Israel Residences, Ltd.....................................       594       5,817
   *Airport City, Ltd.................................................   100,064     386,758
   *Alon Holdings Blue Square Israel, Ltd.............................    46,194      92,827
   *AL-ROV Israel, Ltd................................................    15,910     258,068
   *Alrov Properties & Lodgings, Ltd..................................     5,723      74,563
   *Alvarion, Ltd.....................................................   189,392      70,289
    Amot Investments, Ltd.............................................   179,212     367,234
   *AudioCodes, Ltd...................................................   159,083     247,832
    Avgol Industries 1953, Ltd........................................   353,269     254,400
   *Azorim Investment Development & Construction Co., Ltd.............       302         277
   *Babylon, Ltd......................................................    85,969     890,987
    Bayside Land Corp.................................................     2,235     347,343
    Big Shopping Centers 2004, Ltd....................................     2,001      40,599
   *Biocell, Ltd......................................................    16,731     109,051
   *BioLineRX, Ltd....................................................   499,334     138,608
    Blue Square Real Estate, Ltd......................................     3,782      59,700
    Cellcom Israel, Ltd...............................................    88,476     494,212
   *Ceragon Networks, Ltd.............................................    63,320     520,460
   *Clal Biotechnology Industries, Ltd................................   146,663     352,176
    Clal Industries & Investments, Ltd................................   285,112     793,076
    Clal Insurance Enterprises Holdings, Ltd..........................    83,321     705,989
   *Compugen, Ltd.....................................................    37,175     118,174
    Delek Automotive Systems, Ltd.....................................   116,556     629,441
    Delek Group, Ltd..................................................     2,224     295,119
    Delta-Galil Industries, Ltd.......................................    28,662     267,718
    Direct Insurance - I.D.I. Insurance Co., Ltd......................    35,764      72,244

                                     1399

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
ISRAEL -- (Continued)
    DS Apex Holdings, Ltd.............................................    38,130 $   130,428
   *El Al Israel Airlines, Ltd........................................   585,038      54,132
   *Elbit Medical Imaging, Ltd........................................    53,265     149,457
    Elbit Systems, Ltd................................................    28,296     914,938
   *Electra Real Estate, Ltd..........................................       421         574
    Electra, Ltd......................................................     5,971     434,862
   *Elron Electronic Industries, Ltd..................................    57,768     183,783
   *Evogene, Ltd......................................................    73,583     306,659
   *EZchip Semiconductor, Ltd.........................................    72,768   2,650,966
   *First International Bank of Israel, Ltd...........................    98,118     948,713
    FMS Enterprises Migun, Ltd........................................    10,300     116,741
   *Formula Systems (1985), Ltd.......................................    36,549     541,736
    Frutarom Industries, Ltd..........................................   162,348   1,447,934
   *Gilat Satellite Networks, Ltd.....................................    78,890     204,219
   *Given Imaging, Ltd................................................    42,089     596,958
    Golf & Co., Ltd...................................................    57,649     166,427
   *Granite Hacarmel Investments, Ltd.................................   144,714     132,161
   *Hadera Paper, Ltd.................................................     9,516     324,951
   *Harel Insurance Investments & Finances, Ltd.......................    37,582     908,769
    Hot Telecommunications Systems, Ltd...............................    92,836     736,483
   *Industrial Building Corp., Ltd....................................   309,262     357,746
   *Israel Cold Storage & Supply Co., Ltd.............................     1,076      10,290
   *Israel Discount Bank, Ltd. Series A............................... 2,103,490   1,961,809
    Israel Land Development Co., Ltd. (The)...........................    22,615     132,367
    Ituran Location & Control, Ltd....................................    84,441     940,469
   *Jerusalem Oil Exploration, Ltd....................................    39,274     665,736
   *Kamada, Ltd.......................................................   110,315     764,933
   *Kardan Yazamut, Ltd...............................................    95,268      12,284
    Maabarot Products, Ltd............................................    21,999     187,163
   *Magic Software Enterprises, Ltd...................................    29,179     128,255
    Matrix IT, Ltd....................................................   171,428     666,039
    Melisron, Ltd.....................................................    45,366     691,029
   *Mellanox Technologies, Ltd........................................    93,933  10,070,105
   *Menorah Mivtachim Holdings, Ltd...................................   101,061     543,843
    Migdal Insurance & Financial Holding, Ltd.........................   980,672     905,446
   *Mizrahi Tefahot Bank, Ltd.........................................    64,217     481,452
   *Naphtha Israel Petroleum Corp., Ltd...............................   129,582     400,552
    Neto Me Holdings, Ltd.............................................     5,411     166,409
   *NICE Systems, Ltd.................................................     4,188     151,038
   *NICE Systems, Ltd. Sponsored ADR..................................    33,277   1,197,972
   *Nitsba Holdings (1995), Ltd.......................................    97,532     646,038
   *Nova Measuring Instruments, Ltd...................................    35,613     307,761
   *Oil Refineries, Ltd............................................... 3,277,979   1,507,079
    Ormat Industries, Ltd.............................................   293,852   1,281,735
    Osem Investments, Ltd.............................................   110,214   1,369,781
   *Partner Communications Co., Ltd...................................   153,078     504,344
    Paz Oil Co., Ltd..................................................    16,867   1,761,275
   *Phoenix Holdings, Ltd. (The)......................................   200,757     299,439
    Plasson Industries, Ltd...........................................     8,863     195,138
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............    27,880     708,368
   *Retalix, Ltd......................................................    65,875   1,380,621
   *Scailex Corp, Ltd.................................................    11,351      15,336
    Shikun & Binui, Ltd...............................................   794,937   1,043,243
   *Space Communication, Ltd..........................................    13,852     171,408
   *Strauss Group, Ltd................................................   124,553   1,113,640
   *Suny Electronic, Ltd..............................................    21,818      32,138
    Super-Sol, Ltd. Series B..........................................   368,517     798,995
   *Tower Semiconductor, Ltd.......................................... 1,325,086     862,915
   *Union Bank of Israel, Ltd.........................................   130,630     335,065
                                                                                 -----------
TOTAL ISRAEL..........................................................            54,383,944
                                                                                 -----------

                                     1400

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
ITALY -- (7.0%)
   #A2A SpA...........................................................  3,246,685 $1,357,364
    ACEA SpA..........................................................    280,731  1,498,934
    Acegas-APS SpA....................................................    110,973    559,405
  #*Acotel Group SpA..................................................      3,478    102,331
   *Aedes SpA.........................................................  1,494,875    129,264
   *Aeffe SpA.........................................................     15,865      9,859
    Aeroporto de Firenze SpA..........................................     17,390    181,733
   *Aion Renewables SpA...............................................     28,676     28,772
    Alerion Cleanpower SpA............................................     74,701    311,916
    Amplifon SpA......................................................    244,354    907,636
    Ansaldo STS SpA...................................................    367,494  2,811,725
   *Arnoldo Mondadori Editore SpA.....................................    419,339    470,200
   *Ascopiave SpA.....................................................    156,040    166,995
    Astaldi SpA.......................................................    228,281  1,326,247
    Autogrill SpA.....................................................    401,712  3,242,583
    Azimut Holding SpA................................................    454,770  4,334,105
  #*Banca Carige SpA..................................................  1,863,392  1,419,390
   #Banca Finnat Euramerica SpA.......................................    685,945    200,057
    Banca Generali SpA................................................    148,130  1,681,081
    Banca IFIS SpA....................................................    102,347    580,443
  #*Banca Monte Dei Paschi di Siena SpA...............................  8,733,630  1,929,861
   #Banca Piccolo Credito Valtellinese Scarl..........................    959,086  1,252,765
    Banca Popolare dell'Emilia Romagna Scarl..........................  1,067,980  4,642,421
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................    275,582    328,389
  #*Banca Popolare di Milano Scarl.................................... 12,252,921  5,609,691
    Banca Popolare di Sondrio Scarl...................................  1,122,536  6,174,588
    Banca Profilo SpA.................................................    732,338    215,468
    Banco di Desio e della Brianza SpA................................    232,296    465,494
   *Banco Popolare Scarl..............................................  4,450,862  5,183,138
   #BasicNet SpA......................................................    105,627    258,156
   #Beghelli SpA......................................................    427,981    214,843
   *Biesse SpA........................................................     54,004    218,347
   #Bonifica Terreni Ferraresi e Imprese Agricole SpA.................     10,867    480,842
    Brembo SpA........................................................    162,145  1,667,766
   *Brioschi Sviluppo Immobiliare SpA.................................    174,780     18,032
    Buzzi Unicem SpA..................................................    291,869  2,925,215
    C.I.R. SpA - Compagnie Industriali Riunite........................  1,627,217  1,637,076
    Cairo Communication SpA...........................................     68,391    222,626
    Caltagirone Editore SpA...........................................      6,277      6,561
    Caltagirone SpA...................................................    246,310    337,868
   *Carraro SpA.......................................................    113,633    227,854
    Cembre SpA........................................................     40,330    298,566
    Cementir Holding SpA..............................................    336,239    558,040
   *Class Editore SpA.................................................     95,168     19,377
   #Credito Artigiano SpA.............................................    361,183    358,181
    Credito Bergamasco SpA............................................    129,374  1,519,058
    Credito Emiliano SpA..............................................    376,390  1,273,744
    CSP International Fashion Group SpA...............................     11,858     11,895
   *d'Amico International Shipping S.A................................    133,519     60,656
   #Danieli & Co. SpA.................................................     58,099  1,221,972
    Datalogic SpA.....................................................     58,386    470,639
    Davide Campari - Milano SpA.......................................    586,086  4,038,529
   *DeA Capital SpA...................................................    241,155    377,135
   *Delclima SpA......................................................    250,994    159,864
    De'Longhi SpA.....................................................    305,654  3,373,489
   #DiaSorin SpA......................................................     77,818  2,130,426
   *EEMS Italia SpA...................................................    101,107     24,196
   *EI Towers SpA.....................................................     39,294    914,669
   *Elica SpA.........................................................     10,239      8,119
    Emak SpA..........................................................     47,610     31,465
   *Engineering Ingegneria Informatica SpA............................     15,735    502,942

                                     1401

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
ITALY -- (Continued)
    ERG SpA...........................................................   242,145 $ 1,697,958
    Esprinet SpA......................................................   104,855     401,889
   *Eurotech SpA......................................................   103,698     143,557
   #Falck Renewables SpA..............................................   452,790     488,838
    Fiera Milano SpA..................................................    37,863     147,843
  #*Finmeccanica SpA.................................................. 1,519,875   5,553,336
  #*Fondiaria-Sai SpA.................................................   943,994   1,157,106
   *Gas Plus SpA......................................................    14,596      90,529
    Gefran SpA........................................................    31,968     111,899
  #*Gemina SpA........................................................ 2,562,430   1,974,272
   #Geox SpA..........................................................   305,569     702,692
   *Gruppo Ceramiche Ricchetti SpA....................................    44,408       8,396
    Gruppo Editoriale L'Espresso SpA..................................   670,242     524,236
    Gruppo MutuiOnline SpA............................................    51,809     184,060
    Hera SpA.......................................................... 1,822,830   2,228,789
   *I Grandi Viaggi SpA...............................................    97,247      53,213
    Immsi SpA.........................................................   743,533     406,673
   #Impregilo SpA..................................................... 1,252,064   4,713,481
    Indesit Co. SpA...................................................   185,473     662,984
    Industria Macchine Automatiche SpA................................    58,626     942,765
    Industria Romagnola Conduttori Elettrici SpA......................    43,452      81,784
   *Intek SpA.........................................................   267,440     116,521
    Interpump Group SpA...............................................   255,327   1,763,263
    Iren SpA.......................................................... 1,758,434     618,139
    Isagro SpA........................................................     9,538      23,881
   #Italcementi SpA...................................................   279,135   1,146,797
   *Italmobiliare SpA.................................................    46,873     622,016
   *Juventus Football Club SpA........................................ 1,015,645     234,001
   *KME Group SpA..................................................... 1,654,192     618,454
   *Landi Renzo SpA...................................................   203,171     312,164
    Lottomatica Group SpA.............................................   185,318   3,629,708
   *Maire Tecnimont SpA...............................................   601,549     428,517
   #Marcolin SpA......................................................    60,205     334,679
  #*Mariella Burani SpA...............................................    32,721          --
    Marr SpA..........................................................   132,607   1,197,714
   #Mediaset SpA...................................................... 2,153,545   3,753,628
    Mediobanca SpA....................................................    14,107      48,507
   #Mediolanum SpA....................................................   758,652   2,506,207
  #*Milano Assicurazioni SpA.......................................... 2,324,306     769,224
   *Molecular Medicine SpA............................................   310,001     151,886
   *Monrif SpA........................................................   315,834      93,774
   *Montefibre SpA....................................................   108,372       6,721
    Nice SpA..........................................................    40,195     126,071
   *Pagnossin SpA.....................................................     9,000          --
   *PanariaGroup Industrie Ceramiche SpA..............................    18,913      16,040
   #Piaggio & C. SpA..................................................   562,500   1,346,164
  #*Pininfarina SpA...................................................    79,395     294,583
    Piquadro SpA......................................................     6,685      11,479
    Pirelli & C. SpA..................................................   108,031   1,090,959
   *Poltrona Frau SpA.................................................   152,594     161,269
  #*Prelios SpA....................................................... 2,389,900     291,662
  #*Premafin Finanziaria SpA..........................................   961,257     190,531
   *Prima Industrie SpA...............................................        88         795
    Prysmian SpA......................................................   653,038  10,459,866
  #*RCS MediaGroup SpA................................................   450,383     265,309
    Recordati SpA.....................................................   408,182   2,753,968
    Reply SpA.........................................................    12,998     276,854
   *Retelit SpA.......................................................   113,922      45,544
   *Richard-Ginori 1735 SpA...........................................     8,489         729
    Sabaf SpA.........................................................    24,109     280,840
    SAES Getters SpA..................................................    30,068     250,714

                                     1402

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
ITALY -- (Continued)
   *Safilo Group SpA..................................................   140,163 $    899,349
  #*Saras SpA......................................................... 1,269,180    1,392,494
    SAVE SpA..........................................................    11,877       91,700
   *Screen Service Broadcasting Technologies SpA......................   144,174       31,665
  #*Seat Pagine Gialle SpA............................................ 2,988,837      110,166
   *Snai SpA..........................................................    95,483       99,002
   *Societa Cattolica di Assicurazioni Scrl...........................   189,771    2,305,471
    Societa Iniziative Autostradali e Servizi SpA.....................   220,635    1,488,102
   #Sogefi SpA........................................................   186,290      439,488
    Sol SpA...........................................................   166,511      901,230
   *Sorin SpA......................................................... 1,151,064    2,406,864
   *Stefanel SpA......................................................    81,141       17,910
    Tamburi Investment Partners SpA...................................    37,478       64,501
  #*Telecom Italia Media SpA.......................................... 1,649,819      295,913
  #*Tiscali SpA....................................................... 3,467,783      121,247
   #Tod's SpA.........................................................    47,508    4,358,835
   #Trevi Finanziaria SpA.............................................   138,583      742,257
   *Uni Land SpA......................................................    51,835           --
    Unione di Banche Italiane ScpA.................................... 1,023,915    2,965,430
  #*Unipol Gruppo Finanziario SpA.....................................   970,178    2,403,422
    Vianini Industria SpA.............................................    57,659       80,414
    Vianini Lavori SpA................................................   175,180      589,893
    Vittoria Assicurazioni SpA........................................   121,346      634,192
   *Yoox SpA..........................................................   143,444    1,904,654
    Zignago Vetro SpA.................................................    70,640      400,744
                                                                                 ------------
TOTAL ITALY...........................................................            155,950,424
                                                                                 ------------
NETHERLANDS -- (4.9%)
    Aalberts Industries NV............................................   429,854    6,788,206
   #Accell Group NV...................................................    83,912    1,404,263
   *AFC Ajax NV.......................................................    18,134      156,156
  #*AMG Advanced Metallurgical Group NV...............................   137,180    1,121,981
   #Amsterdam Commodities NV..........................................    66,167      992,887
   #APERAM NV.........................................................   226,740    3,108,446
    Arcadis NV........................................................   240,864    5,018,392
   #ASM International NV..............................................   205,174    7,780,147
   *Atag Group NV.....................................................     4,630        1,652
    Ballast Nedam NV..................................................       702        9,192
    Batenburg Techniek NV.............................................     8,952      142,948
    BE Semiconductor Industries NV....................................   150,234    1,125,981
    Beter Bed Holding NV..............................................    78,719    1,415,254
   #BinckBank NV......................................................   250,785    1,665,674
    Brunel International NV...........................................    51,660    1,968,416
   *Crown Van Gelder NV...............................................    16,977      111,165
    CSM NV............................................................   336,581    5,027,486
    Delta Lloyd NV....................................................   305,901    3,989,005
    DOCdata NV........................................................    22,463      321,201
    Exact Holding NV..................................................    62,140    1,268,425
  #*Grontmij NV.......................................................   234,289      644,801
   #Heijmans NV.......................................................    66,281      521,909
    Hunter Douglas NV.................................................     8,755      316,621
   *Kardan NV.........................................................   119,395       98,279
    KAS Bank NV.......................................................    50,870      438,256
    Kendrion NV.......................................................    41,207      820,121
   #Koninklijke Bam Groep NV.......................................... 1,161,710    3,042,732
   #Koninklijke Ten Cate NV...........................................   131,465    3,073,718
   #Koninklijke Wessanen NV...........................................   361,297      914,145
  #*LBi International NV..............................................   422,947    1,377,629
    Macintosh Retail Group NV.........................................    52,801      560,922
   #Mediq NV..........................................................   269,634    2,844,295
    Nederlandsche Apparatenfabriek NV.................................    28,810      870,708

                                     1403

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
NETHERLANDS -- (Continued)
    Nutreco NV........................................................   154,667 $ 11,105,266
  #*Ordina NV.........................................................   290,558      330,630
    PostNL NV......................................................... 1,807,679    7,351,021
   *Roto Smeets Group NV..............................................    11,826      140,770
    Royal Imtech NV...................................................   318,192    8,114,282
    Royal Reesink NV..................................................     1,428      131,772
   *SBM Offshore NV...................................................   513,903    6,263,226
    Sligro Food Group NV..............................................   103,221    2,385,840
  #*SNS Reaal Groep NV................................................   705,718      866,764
   #Stern Groep NV....................................................     1,105       22,231
    Telegraaf Media Groep NV..........................................   163,812    1,816,911
   #TKH Group NV......................................................   155,021    3,129,447
  #*TomTom NV.........................................................   547,355    2,188,446
   #Unit4 NV..........................................................   118,608    2,761,820
    USG People NV.....................................................   319,304    2,114,147
    Van Lanschot NV...................................................        54        1,157
   *Xeikon NV.........................................................    60,525      193,419
                                                                                 ------------
TOTAL NETHERLANDS.....................................................            107,858,162
                                                                                 ------------
NORWAY -- (3.2%)
   #ABG Sundal Collier Holding ASA.................................... 1,003,773      597,614
  #*Acta Holding ASA..................................................   553,825       92,801
    AF Gruppen ASA....................................................     2,718       23,524
  #*Algeta ASA........................................................   114,211    3,114,501
  #*Archer, Ltd.......................................................   439,034      770,474
    Arendals Fosse Kompani ASA........................................        90       24,176
    Atea ASA..........................................................   270,917    2,264,312
    Austevoll Seafood ASA.............................................   298,780    1,234,632
   *Bakkafrost........................................................     3,548       25,842
    Bonheur ASA.......................................................    68,100    1,330,026
   #BW Offshore, Ltd.................................................. 1,186,419    1,087,559
  #*BWG Homes ASA.....................................................   299,995      603,590
    Cermaq ASA........................................................   265,931    3,148,855
  #*Clavis Pharma ASA.................................................   110,147    1,071,336
   #Copeinca ASA......................................................    79,851      555,161
  #*Deep Sea Supply P.L.C.............................................   337,427      523,205
   *Det Norske Oljeselskap ASA........................................   173,708    2,385,611
   *DNO International ASA............................................. 3,379,836    4,470,372
  #*Dockwise, Ltd.....................................................    70,575    1,206,000
  #*DOF ASA...........................................................   168,074      790,749
   *Eitzen Chemical ASA...............................................   297,422        2,467
    Ekornes ASA.......................................................   110,784    1,551,153
   *Electromagnetic GeoServices ASA...................................   517,076    1,166,833
  #*Eltek ASA......................................................... 1,292,456      835,277
    EVRY ASA..........................................................   267,383      425,850
    Farstad Shipping ASA..............................................    61,231    1,526,921
  #*Frontline, Ltd....................................................   214,780      811,740
  #*Funcom NV.........................................................   124,379      160,894
    Ganger Rolf ASA...................................................    54,510    1,011,247
    Golar LNG, Ltd....................................................    12,651      488,357
   #Golden Ocean Group, Ltd........................................... 1,009,865      749,519
  #*Grieg Seafood ASA.................................................   122,305      164,757
   *Havila Shipping ASA...............................................    22,400      134,980
  #*Hurtigruten ASA...................................................   759,030      441,955
   *Intex Resources ASA...............................................    45,445       34,236
   *Jason Shipping ASA................................................     5,820        1,251
  #*Kongsberg Automotive Holding ASA.................................. 1,784,754      467,662
    Kongsberg Gruppen ASA.............................................    11,548      219,811
    Kvaerner ASA......................................................   692,838    1,601,314
    Leroey Seafood Group ASA..........................................    73,633    1,255,006
   *Morpol ASA........................................................     6,558        8,933

                                     1404

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
NORWAY -- (Continued)
  #*Natural ASA.......................................................    476,317 $    75,740
  #*Nordic Semiconductor ASA..........................................    552,272   1,415,436
  #*Norske Skogindustrier ASA Series A................................    525,452     357,618
    Northern Offshore, Ltd............................................    346,881     578,155
  #*Norwegian Air Shuttle ASA.........................................     88,294   1,582,565
  #*Norwegian Energy Co. ASA..........................................    746,175     676,912
    Odfjell ASA Series A..............................................    138,810     665,588
    Olav Thon Eiendomsselskap ASA.....................................     12,852   1,777,059
    Opera Software ASA................................................    295,148   2,027,141
  #*Panoro Energy ASA.................................................    430,372     256,433
   *PCI Biotech Holding ASA...........................................      3,157      18,332
   *Petrolia ASA......................................................    696,009      69,283
  #*Photocure ASA.....................................................     34,222     224,694
  #*Pronova BioPharma AS..............................................    669,131   1,034,590
    Prosafe ASA.......................................................    513,138   3,745,482
  #*Q-Free ASA........................................................    137,829     489,026
  #*Renewable Energy Corp. ASA........................................  1,825,476     632,554
   *Salmar ASA........................................................     18,941      97,341
   *Scana Industrier ASA..............................................    548,479     136,545
   *Sevan Marine ASA..................................................     95,432     214,803
   *Siem Offshore, Inc. ASA...........................................    567,901     860,487
   #Solstad Offshore ASA..............................................     58,494     855,814
   *Songa Offshore SE.................................................    845,806   2,019,511
   *SpareBank 1 SR Bank ASA...........................................     28,355     154,897
    SpareBanken 1 SMN.................................................    394,981   2,078,910
    Stolt-Nielsen, Ltd................................................     40,474     712,750
   *Storebrand ASA....................................................    132,651     504,363
    Tomra Systems ASA.................................................    625,413   4,911,839
  #*TTS Marine ASA....................................................    144,779     407,616
   #Veidekke ASA......................................................    327,908   2,286,488
   *Wilh Wilhelmsen ASA...............................................     22,106     151,003
    Wilh Wilhelmsen Holding ASA.......................................     62,749   1,565,401
                                                                                  -----------
TOTAL NORWAY..........................................................             70,964,879
                                                                                  -----------
PORTUGAL -- (1.0%)
    Altri SGPS SA.....................................................    511,763     710,342
  #*Banco BPI SA......................................................  1,997,111   1,231,751
  #*Banco Comercial Portugues SA...................................... 12,740,363   1,472,375
  #*Banco Espirito Santo SA...........................................  7,130,880   4,384,139
   *Banif SGPS SA.....................................................    686,791     109,891
  #*Brisa Auto-Estradas de Portugal SA................................    795,552   2,679,466
    Corticeira Amorim SGPS SA.........................................    220,375     368,746
    Ibersol SGPS SA...................................................     20,401      92,245
   *Impresa SGPS SA...................................................    366,375     161,934
   *INAPA - Investimentos Participacoes e Gestao SA...................    232,518      43,125
    Mota-Engil SGPS SA................................................    359,581     451,054
    Novabase SGPS SA..................................................     65,729     141,380
   *ParaRede SGPS SA..................................................     66,955       8,247
    Portucel-Empresa Produtora de Pasta de Papel SA...................    825,664   2,025,681
    Redes Energeticas Nacionais SA....................................    798,864   1,973,998
   *SAG GEST - Solucoes Automovel Globais SGPS SA.....................    251,556     108,531
    Sociedade de Investimento e Gestao SGPS SA........................    276,603   1,700,468
   *Sonae Capital SGPS SA.............................................     41,386       9,166
  #*Sonae Industria SGPS SA...........................................    443,755     281,306
   #Sonae SGPS SA.....................................................  3,322,871   1,759,546
    Sonaecom SGPS SA..................................................    565,634     848,605
    Sumol & Compal SA.................................................     67,967      89,313
   *Teixeira Duarte SA................................................    734,737     179,914
   *Toyota Caetano Portugal SA........................................     53,308     116,751
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..    631,483   1,599,995
                                                                                  -----------
TOTAL PORTUGAL........................................................             22,547,969
                                                                                  -----------

                                     1405

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SPAIN -- (4.0%)
   #Abengoa SA........................................................   182,300 $2,414,422
    Acciona SA........................................................     2,018     87,792
   #Acerinox SA.......................................................    82,373    819,672
   *Adolfo Dominguez SA...............................................    20,143     84,289
    Adveo Group International SA......................................    47,385    518,292
  #*Almirall SA.......................................................   218,713  1,688,825
  #*Amper SA..........................................................    96,925    236,481
   #Antena 3 de Television SA.........................................   307,606  1,146,149
   *Azkoyen SA........................................................    70,532    117,798
    Banco de Sabadell SA Convertible Shares...........................   212,446    593,366
    Banco Espanol de Credito SA.......................................     8,185     21,459
    Banco Popular Espanol SA..........................................   269,605    505,894
   #Bankinter SA...................................................... 1,009,299  3,253,164
  #*Baron de Ley SA...................................................    13,910    678,309
   #Bolsas y Mercados Espanoles SA....................................   268,387  5,255,690
  #*Caja de Ahorros del Mediterraneo SA...............................   116,412         --
    Campofrio Food Group SA...........................................    95,179    684,498
  #*Cementos Portland Valderrivas SA..................................    45,565    218,040
   #Cie Automotive SA.................................................   128,379    860,584
   *Codere SA.........................................................    73,816    290,367
    Compania Vinicola del Norte de Espana SA..........................    16,119    286,603
    Construcciones y Auxiliar de Ferrocarriles SA.....................     7,518  3,368,083
   *Corporacion Dermoestetica SA......................................    19,777      7,303
   *Deoleo SA......................................................... 1,481,901    573,119
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............    20,213    126,120
   *Distribuidora Internacional de Alimentacion SA....................    96,278    475,438
    Duro Felguera SA..................................................   276,209  1,520,805
    Ebro Foods SA.....................................................   366,156  5,743,980
   #Elecnor SA........................................................   198,254  2,220,286
    Ence Energia y Celulosa SA........................................   900,836  1,877,513
   *Ercros SA.........................................................   340,040    175,359
   #Faes Farma SA.....................................................   789,643  1,328,991
   *Fersa Energias Renovables SA......................................    93,691     43,124
    Fluidra SA........................................................    51,811    130,497
   #Fomento de Construcciones y Contratas SA..........................   173,021  1,758,478
   #Gamesa Corp Tecnologica SA........................................ 1,081,002  1,628,067
   *Gamesa Corporacion Tecnologica SA.................................    32,757     49,494
   *Grifols SA........................................................     1,193     37,081
   #Grupo Catalana Occidente SA.......................................   182,850  2,241,417
  #*Grupo Ezentis SA.................................................. 1,009,562    177,445
   *Grupo Tavex SA....................................................   244,131     68,086
    Iberpapel Gestion SA..............................................    25,850    412,531
   #Indra Sistemas SA.................................................   439,926  3,891,455
  #*Inmobiliaria Colonial SA..........................................   108,920    131,298
    Inmobiliaria del Sur SA...........................................     2,902     15,674
   *Jazztel P.L.C.....................................................   869,824  4,474,793
   *La Seda de Barcelona SA...........................................   104,228     91,084
   #Laboratorios Farmaceuticos Rovi SA................................    56,407    360,815
   #Mediaset Espana Comunicacion SA...................................   725,551  3,615,224
    Melia Hotels International SA.....................................   232,123  1,310,768
    Miquel y Costas & Miquel SA.......................................    35,187    899,452
   *Natra SA..........................................................   108,146    106,384
   *Natraceutical SA..................................................   637,667     97,009
  #*NH Hoteles SA.....................................................   521,131  1,301,995
   *Nicolas Correa SA.................................................    14,385     11,542
    Obrascon Huarte Lain SA...........................................   168,326  3,301,834
   #Papeles y Cartones de Europa SA...................................   226,938    491,558
   #Pescanova SA......................................................    43,729    751,060
    Prim SA...........................................................    39,424    181,560
  #*Promotora de Informaciones SA Series A............................ 1,297,266    564,445
   #Prosegur Cia de Seguridad SA......................................   875,740  4,021,003

                                     1406

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SPAIN -- (Continued)
   *Quabit Inmobiliaria SA............................................  33,456 $     1,894
   *Realia Business SA................................................ 297,777     147,648
   *Renta Corp Real Estate SA.........................................   6,836       6,716
   *Reyal Urbis SA....................................................  17,367       3,393
  #*Sacyr Vallehermoso SA............................................. 442,033     703,303
   *Service Point Solutions SA........................................ 683,783     107,690
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA.... 227,522     184,136
    Solaria Energia y Medio Ambiente SA............................... 231,009     212,260
    Tecnicas Reunidas SA.............................................. 117,058   4,930,160
    Telecomunicaciones y Energia SA................................... 146,125     240,509
  #*Tubacex SA........................................................ 427,191     806,913
    Tubos Reunidos SA................................................. 453,545     862,537
   *Vertice Trescientos Sesenta Grados SA.............................   8,446         956
    Vidrala SA........................................................  73,575   1,754,446
    Viscofan SA....................................................... 185,838   8,511,034
  #*Vocento SA........................................................ 196,990     298,013
  #*Vueling Airlines SA...............................................  72,219     382,674
  #*Zeltia SA......................................................... 699,944   1,062,843
                                                                               -----------
TOTAL SPAIN...........................................................          89,560,989
                                                                               -----------
SWEDEN -- (9.5%)
   #Aarhuskarlshamn AB................................................ 105,616   3,433,403
    Acando AB......................................................... 282,290     570,262
  #*Active Biotech AB................................................. 163,672   1,181,347
   #AddNode AB........................................................  22,291     104,652
   #AddTech AB Series B...............................................  71,756   1,863,972
    AF AB Series B.................................................... 129,526   2,472,769
  #*Alliance Oil Co., Ltd. SDR........................................ 296,838   2,758,257
   *Angler Gaming P.L.C............................................... 117,892      38,138
   *Anoto Group AB....................................................  80,683      30,797
    AQ Group AB.......................................................  27,436     177,513
   *Arise Windpower AB................................................  16,677      62,917
   *Atrium Ljungberg AB Series B......................................  31,048     374,576
    Avanza Bank Holding AB............................................  77,172   1,478,635
    Axfood AB.........................................................  94,702   3,351,445
   #Axis Communications AB............................................ 183,851   4,704,469
    B&B Tools AB Series B.............................................  92,979     712,137
    BE Group AB....................................................... 215,340     543,001
    Beiger Electronics AB.............................................  53,856     473,226
    Beijer Alma AB....................................................  78,603   1,412,484
   *Bergs Timber AB Series B..........................................   6,274       9,079
   *Betsson AB........................................................ 117,892   3,405,387
    Bilia AB Series A................................................. 113,425   1,337,814
    Billerud AB....................................................... 402,585   3,583,374
    BioGaia AB Series B...............................................  54,075   1,402,237
   *BioInvent International AB........................................  68,080      33,720
    Biotage AB........................................................ 143,915     147,963
   *Bjorn Borg AB.....................................................  81,716     418,757
   *Black Earth Farming, Ltd. AB......................................  30,513      58,431
   *Bong Ljungdahl AB.................................................  24,800      48,804
   *Boras Waefveri AB Series B........................................   6,564       1,274
    Bure Equity AB.................................................... 286,122     933,853
    Byggmax Group AB.................................................. 150,938     719,869
    Cantena AB........................................................  56,202     408,776
    Castellum AB...................................................... 637,325   8,538,089
   *Catella AB........................................................ 216,889     175,681
  #*CDON Group AB..................................................... 228,045   1,354,005
   *Cision AB.........................................................  11,445      83,103
   #Clas Ohlson AB Series B........................................... 148,475   2,248,824
   *Cloetta AB........................................................  59,529     137,576
   #Concentric AB..................................................... 202,603   1,454,768

                                     1407

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
SWEDEN -- (Continued)
    Concordia Maritime AB Series B....................................    78,854 $  128,616
    Connecta AB.......................................................    37,403    343,542
   *Consilium AB Series B.............................................     2,733      4,893
   *Corem Property Group AB Class B...................................       120        324
   *CyberCom Group AB.................................................    49,332     34,044
    Dedicare AB Series B..............................................     2,274     11,192
   *Diamyd Medical AB.................................................     5,171      5,270
    DORO AB...........................................................    94,695    372,256
    Duni AB...........................................................   134,169  1,038,864
    East Capital Explorer AB..........................................    47,726    314,460
    Elekta AB Series B................................................   164,820  7,651,199
   *Enea AB...........................................................    63,008    384,033
  #*Eniro AB..........................................................   420,612    496,262
    Fabege AB.........................................................   577,549  4,996,250
    Fagerhult AB......................................................    18,323    519,452
   *Fastighets AB Balder Series B.....................................   279,717  1,284,871
    Fenix Outdoor AB..................................................     6,455    147,034
    G & L Beijer AB Series B..........................................    59,356    898,090
    Gunnebo AB........................................................   181,949    768,729
   #Hakon Invest AB...................................................   197,473  3,116,577
   #Haldex AB.........................................................   218,520    951,989
    Heba Fastighets AB Series B.......................................    43,722    392,757
    Hexpol AB.........................................................    90,957  3,227,082
  #*HIQ International AB..............................................   224,404  1,179,325
    HMS Networks AB...................................................     7,040    104,986
    Hoganas AB Series B...............................................   108,587  3,493,916
    Holmen AB Series B................................................   227,749  6,103,818
   *HQ AB.............................................................    47,592      5,419
    Hufvudstaden AB Series A..........................................   189,483  2,301,972
    Husqvarna AB Series A.............................................    37,223    188,053
   #Husqvarna AB Series B............................................. 1,063,989  5,425,681
    Industrial & Financial Systems AB Series B........................    89,522  1,485,325
    Indutrade AB......................................................    50,475  1,359,463
   #Intrum Justitia AB................................................   248,949  3,458,898
   #JM AB.............................................................   346,930  6,561,049
  #*KappAhl AB........................................................   667,549    553,239
   *Karo Bio AB....................................................... 1,093,587     48,257
    Klovern AB........................................................   387,861  1,392,403
    KNOW IT AB........................................................    75,523    583,744
    Kungsleden AB.....................................................   580,748  3,318,598
    Lagercrantz Group AB Series B.....................................    76,298    647,017
    Lindab International AB...........................................   313,520  1,925,165
    Loomis AB Series B................................................   303,483  3,822,167
    Meda AB Series A..................................................   857,997  8,102,351
   *Medivir AB Series B...............................................   100,265    976,644
   #Mekonomen AB......................................................    79,003  2,256,812
  #*Micronic Mydata AB................................................   390,070    737,370
    MQ Holding AB.....................................................    37,437    110,940
    NCC AB Series A...................................................    22,771    430,597
    NCC AB Series B...................................................   329,701  6,173,398
    Nederman Holding AB...............................................     3,537     59,652
  #*Net Entertainment NE AB...........................................   113,817  1,287,114
  #*Net Insight AB Series B........................................... 1,189,130    296,859
   #New Wave Group AB Series B........................................   196,069    780,364
   #NIBE Industrier AB Series B.......................................   297,858  4,073,908
  #*Nobia AB..........................................................   666,139  2,391,735
    Nolato AB Series B................................................    88,207    902,681
  #*Nordic Mines AB...................................................   177,844    277,762
    Nordnet AB Series B...............................................   356,472  1,004,218
    OEM International AB Series B.....................................    45,688    469,401
   *Opcon AB..........................................................    42,521     10,167

                                     1408

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
SWEDEN -- (Continued)
  #*Orexo AB..........................................................    76,505 $    468,409
   #Oriflame Cosmetics SA SDR.........................................   158,635    5,907,096
   *PA Resources AB................................................... 2,515,097      423,324
   *Partnertech AB....................................................    26,634      101,414
   #Peab AB Series B..................................................   670,273    3,139,503
    Poolia AB Series B................................................    27,101       55,625
   #Pricer AB Series B................................................   395,913      723,043
    ProAct IT Group AB................................................    31,571      541,841
    Probi AB..........................................................    26,996      221,951
    Proffice AB Series B..............................................   254,918      804,095
   *RaySearch Laboratories AB.........................................    73,879      224,800
    Readsoft AB Series B..............................................    87,941      271,383
  #*Rederi AB Transatlantic...........................................   112,133      113,520
   *Rezidor Hotel Group AB............................................   331,445    1,113,175
  #*RNB Retail & Brands AB............................................   411,548      147,916
    Rottneros AB......................................................   207,512       58,757
    Saab AB Series B..................................................   219,498    3,663,523
    Sagax AB..........................................................     3,119       81,169
  #*SAS AB............................................................   573,665      504,763
   *Sectra AB.........................................................    22,873      145,036
   *Securitas AB Series B.............................................   427,978    3,473,372
   *Semcon AB.........................................................    53,850      322,754
    Sigma AB Series B.................................................    20,898       17,145
    Sintercast AB.....................................................    13,048       91,900
    Skistar AB........................................................    97,008    1,090,431
   #SSAB AB Series A..................................................   591,142    4,841,936
    SSAB AB Series B..................................................   209,680    1,506,800
    Studsvik AB.......................................................    18,826      102,236
    Sweco AB Series B.................................................   187,009    2,086,328
   *Swedish Orphan Biovitrum AB.......................................   559,253    1,944,770
    Swedol AB Class B.................................................    29,796      132,512
    Systemair AB......................................................    18,266      216,037
   *TradeDoubler AB...................................................   181,607      399,586
    Trelleborg AB Series B............................................   991,867   10,200,163
   #Unibet Group P.L.C. SDR...........................................   110,883    2,709,986
    Uniflex AB Series B...............................................    17,950       95,114
    VBG AB Series B...................................................       137        1,589
    Vitrolife AB......................................................    53,769      421,484
    Wallenstam AB Series B............................................   385,959    4,131,033
    Wihlborgs Fastigheter AB..........................................   252,753    3,661,606
                                                                                 ------------
TOTAL SWEDEN..........................................................            209,790,763
                                                                                 ------------
SWITZERLAND -- (13.1%)
    Acino Holding AG..................................................    12,565    1,433,348
   *Addex Pharmaceuticals, Ltd........................................     1,491       12,250
    Advanced Digital Broadcast Holdings SA............................     2,024       24,667
   *AFG Arbonia-Forster Holding AG....................................    48,048      811,029
    Allreal Holding AG................................................    42,229    6,139,583
    ALSO-Actebis Holding AG...........................................    16,195      710,321
    AMS AG............................................................    35,754    2,904,634
    APG SGA SA........................................................     5,703    1,022,346
    Aryzta AG.........................................................   178,301    8,850,514
    Ascom Holding AG..................................................   160,822    1,180,732
   *Autoneum Holding AG...............................................    15,956      721,000
   #Bachem Holdings AG................................................    24,136      878,512
    Baloise Holding AG................................................    13,573      895,604
    Bank Coop AG......................................................    31,671    1,856,380
   *Bank Sarasin & Cie AG Series B....................................   182,505    5,021,475
    Banque Cantonale de Geneve SA.....................................     4,021      844,480
    Banque Cantonale du Jura SA.......................................     4,442      289,818
    Banque Cantonale Vaudoise AG......................................     6,396    3,261,413

                                     1409

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    Banque Privee Edmond de Rothschild SA.............................     157 $ 2,786,532
    Barry Callebaut AG................................................   3,011   2,717,708
    Basellandschaftliche Kantonalbank AG..............................      88     114,060
   *Basilea Pharmaceutica AG..........................................  24,793   1,249,300
   #Basler Kantonalbank AG............................................     192      21,038
    Belimo Holdings AG................................................   1,851   3,227,534
    Bell AG...........................................................     156     303,160
    Bellevue Group AG.................................................  27,519     269,839
    Berner Kantonalbank AG............................................  23,232   5,905,913
    BKW AG............................................................  27,437     833,900
   *Bobst Group AG....................................................  39,409   1,087,758
    Bossard Holding AG................................................   8,949   1,059,021
    Bucher Industries AG..............................................  33,342   5,693,668
    Burckhardt Compression Holding AG.................................   8,624   2,201,949
    Burkhalter Holding AG.............................................     999     282,101
    Calida Holding AG.................................................   5,995     143,901
    Carlo Gavazzi Holding AG..........................................   1,069     223,381
    Centralschweizerische Kraftwerke AG...............................     137      45,656
   *Cham Paper Holding AG.............................................     774     120,428
   *Charles Voegele Holding AG........................................  32,044     507,899
   *Cicor Technologies................................................   4,889     147,102
    Cie Financiere Tradition SA.......................................   8,027     452,858
    Clariant AG....................................................... 878,471   9,271,340
    Coltene Holding AG................................................  16,008     475,120
    Conzzeta AG.......................................................   1,345   2,442,221
    Daetwyler Holding AG..............................................  29,754   2,159,847
   *Dufry AG..........................................................  65,162   7,934,246
   #EFG International AG.............................................. 205,702   1,411,235
   *ELMA Electronic AG................................................     472     207,842
    Emmi AG...........................................................  13,244   2,735,466
    EMS-Chemie Holding AG.............................................  25,963   5,104,520
    Energiedienst Holding AG..........................................  71,249   3,366,099
    Flughafen Zuerich AG..............................................  14,140   5,100,002
    Forbo Holding AG..................................................   6,314   3,610,389
   #Galenica Holding AG...............................................  18,828  10,855,730
   *GAM Holding AG.................................................... 780,910   8,608,365
    Gategroup Holding AG..............................................  84,718   2,447,911
    George Fisher AG..................................................  15,467   5,359,366
   *Gottex Fund Management Holdings, Ltd..............................     824       2,520
    Gurit Holding AG..................................................   1,496     642,068
    Helvetia Holding AG...............................................  22,754   7,039,244
   #Huber & Suhner AG.................................................  34,291   1,395,135
    Implenia AG.......................................................  50,103   1,588,705
    Inficon Holding AG................................................   4,954     966,193
    Interroll Holding AG..............................................   2,404     819,226
    Intershop Holding AG..............................................   3,615   1,206,761
    Jungfraubahn Holding AG...........................................     857      54,836
    Kaba Holding AG...................................................  11,858   4,341,950
   *Kardex AG.........................................................  21,055     388,491
    Komax Holding AG..................................................  11,150     824,869
    Kudelski SA....................................................... 146,522   1,214,897
   *Kuoni Reisen Holding AG Series B..................................  13,284   3,496,744
   #LEM Holding SA....................................................   3,667   1,869,899
   *Liechtensteinische Landesbank AG..................................  10,528     324,306
  #*LifeWatch AG......................................................  55,532     422,585
  #*Logitech International SA......................................... 676,961   5,992,840
    Lonza Group AG.................................................... 159,572   7,197,339
    Luzerner Kantonalbank AG..........................................  17,399   5,771,882
   #Metall Zug AG.....................................................     277     617,994
  #*Meyer Burger Technology AG........................................ 200,895   2,641,232
    Micronas Semiconductor Holding AG................................. 155,041   1,571,786

                                     1410

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES        VALUE++
                                                           ------        -------
SWITZERLAND -- (Continued)
   Mikron Holding AG.....................................     585 $        3,281
   Mobilezone Holding AG................................. 119,357      1,203,861
   Mobimo Holding AG.....................................  21,713      5,011,499
  *Myriad Group AG.......................................  88,651        255,969
   Nobel Biocare Holding AG.............................. 478,680      4,408,033
  *OC Oerlikon Corp. AG.................................. 535,225      4,361,208
   Orascom Development Holding AG........................  10,405        145,536
   Orell Fuessli Holding AG..............................   4,930        504,921
   Orior AG..............................................  10,506        524,308
  #Panalpina Welttransport Holding AG....................  46,070      4,419,022
  *Parco Industriale e Immobiliare SA....................     600          2,151
   Partners Group Holding AG.............................   1,509        275,277
   Phoenix Mecano AG.....................................   3,100      1,545,791
   PSP Swiss Property AG................................. 148,327     13,316,863
   PubliGroupe SA........................................   2,281        317,971
   Rieters Holdings AG...................................  15,956      2,104,818
   Romande Energie Holding SA............................   2,714      2,939,647
   Schaffner Holding AG..................................   2,066        438,842
   Schmolz & Bickenbach AG............................... 128,619        550,740
   Schweiter Technologies AG.............................   4,424      2,147,657
   Schweizerische National-Versicherungs-Gesellschaft AG.  48,202      1,760,146
  *Siegfried Holding AG..................................  10,225      1,185,795
   Societa Elettrica Sopracenerina SA....................   2,340        380,287
   St. Galler Kantonalbank AG............................  10,021      3,442,001
  #Straumann Holding AG..................................  24,168      3,243,491
   Sulzer AG.............................................  54,120      6,980,098
   Swiss Life Holding AG................................. 102,976      9,823,954
   Swisslog Holding AG................................... 914,407        849,594
   Swissquote Group Holding SA...........................  47,450      1,289,639
   Tamedia AG............................................  14,891      1,496,733
   Tecan Group AG........................................  41,765      2,902,115
 #*Temenos Group AG...................................... 261,165      3,454,824
  *Tornos Holding AG.....................................  38,028        295,359
   U-Blox AG.............................................  15,619        655,521
  *Valartis Group AG.....................................     936         15,500
   Valiant Holding AG....................................  46,799      4,064,407
   Valora Holding AG.....................................  12,202      2,065,166
   Vaudoise Assurances Holding SA........................   3,268        911,191
   Verwaltungs und Privat-Bank AG........................   8,347        611,027
   Vetropack Holding AG..................................     449        803,450
   Villars Holding SA....................................     150         76,034
 #*Von Roll Holding AG................................... 178,803        361,688
   Vontobel Holdings AG.................................. 121,104      2,662,111
   VZ Holding AG.........................................     801         70,506
   Walliser Kantonalbank AG..............................   1,416      1,261,605
   WMH Walter Meier Holding AG...........................   4,738      1,056,515
  #Ypsomed Holdings AG...................................   6,746        357,023
   Zehnder Group AG......................................  35,840      2,124,119
  *Zueblin Immobilien Holding AG......................... 261,040        878,866
 #*Zug Estates Holding AG Class B........................     258        343,542
   Zuger Kantonalbank AG.................................     623      3,119,522
                                                                  --------------
TOTAL SWITZERLAND........................................            290,753,237
                                                                  --------------
TOTAL COMMON STOCKS......................................          1,904,529,091
                                                                  --------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Klovern AB............................................   9,697        204,627
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR............................ 122,950            151
  *Deceuninck NV STRIP VVPR.............................. 247,412            304

                                     1411

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                               SHARES        VALUE++
                                                                               ------        -------
BELGIUM -- (Continued)
   *Nyrstar NV STRIP VVPR.............................................       178,031  $          438
   *RealDolmen NV STRIP VVPR (5640683)................................            20              --
   *RealDolmen NV STRIP VVPR (B3B08L5)................................         6,067               7
   *SAPEC SA STRIP VVPR...............................................            75              67
   *Tessenderlo Chemie NV STRIP VVPR..................................         9,954           1,459
   *Zenitel NV STRIP VVPR.............................................         8,654              11
                                                                                      --------------
TOTAL BELGIUM.........................................................                         2,437
                                                                                      --------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................       345,947          18,729
                                                                                      --------------
GREECE -- (0.0%)
   *Teletypos S.A. Mega Channel Rights 08/06/12.......................        77,669              96
                                                                                      --------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12.............................       361,183              --
                                                                                      --------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12........................       971,261          96,682
                                                                                      --------------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12......................................     1,997,111           1,000
                                                                                      --------------
SPAIN -- (0.0%)
  #*Gamesa Corporacion Tecnologica SA Rights 07/24/12.................            21               1
   *Pescanova SA Rights 07/26/12......................................        43,729             538
                                                                                      --------------
TOTAL SPAIN...........................................................                           539
                                                                                      --------------
TOTAL RIGHTS/WARRANTS.................................................                       119,483
                                                                                      --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)          VALUE+
                                                                              -------        -------
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@DFA Short Term Investment Fund....................................   313,000,000     313,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $729,034) to be repurchased at $714,743......          $715         714,739
                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                   313,714,739
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,511,862,467)^^.............................................                $2,218,567,940
                                                                                      ==============

                                     1412

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ------------------------------------------------
                                                                        LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                                       ---------- -------------- ------- --------------
Common Stocks
  Austria.............................................................         -- $   47,439,411   --    $   47,439,411
  Belgium.............................................................         --     67,383,764   --        67,383,764
  Denmark.............................................................         --     67,660,684   --        67,660,684
  Finland.............................................................         --    129,998,205   --       129,998,205
  France..............................................................         --    211,809,100   --       211,809,100
  Germany.............................................................         --    280,475,418   --       280,475,418
  Greece..............................................................         --     34,075,768   --        34,075,768
  Ireland.............................................................         --     63,876,374   --        63,876,374
  Israel.............................................................. $1,197,972     53,185,972   --        54,383,944
  Italy...............................................................         --    155,950,424   --       155,950,424
  Netherlands.........................................................         --    107,858,162   --       107,858,162
  Norway..............................................................         --     70,964,879   --        70,964,879
  Portugal............................................................         --     22,547,969   --        22,547,969
  Spain...............................................................         --     89,560,989   --        89,560,989
  Sweden..............................................................         --    209,790,763   --       209,790,763
  Switzerland.........................................................         --    290,753,237   --       290,753,237
Preferred Stocks
  Sweden..............................................................         --        204,627   --           204,627
Rights/Warrants
  Belgium.............................................................         --          2,437   --             2,437
  France..............................................................         --         18,729   --            18,729
  Greece..............................................................         --             96   --                96
  Italy...............................................................         --             --   --                --
  Norway..............................................................         --         96,682   --            96,682
  Portugal............................................................         --          1,000   --             1,000
  Spain...............................................................         --            539   --               539
Securities Lending Collateral.........................................         --    313,714,739   --       313,714,739
                                                                       ---------- --------------   --    --------------
TOTAL................................................................. $1,197,972 $2,217,369,968   --    $2,218,567,940
                                                                       ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1413

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (85.6%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................        -- $        --
                                                                                 -----------
BRAZIL -- (5.8%)
    AES Tiete SA......................................................    42,245     505,695
    All America Latina Logistica SA...................................   377,131   1,750,203
    Amil Participacoes SA.............................................   119,903   1,153,859
    Banco Bradesco SA.................................................   305,700   3,869,734
    Banco do Brasil SA................................................   507,354   5,365,197
    Banco Santander Brasil SA.........................................    52,300     396,870
   #Banco Santander Brasil SA ADR.....................................   665,784   5,079,932
    BM&F Bovespa SA................................................... 1,665,208   9,369,436
    BR Malls Participacoes SA.........................................   286,523   3,351,530
   #BRF - Brasil Foods SA ADR.........................................   594,060   8,542,583
    CCR SA............................................................   652,568   5,448,682
    Centrais Eletricas Brasileiras SA.................................    70,900     486,460
   #Centrais Eletricas Brasileiras SA ADR.............................    86,923     838,807
    Centrais Eletricas Brasileiras SA Sponsored ADR...................   100,200     684,366
    CETIP SA - Mercados Organizados...................................   143,800   1,812,587
    Cia de Saneamento Basico do Estado de Sao Paulo...................    22,000     927,259
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............    29,318   2,474,439
    Cia Energetica de Minas Gerais SA.................................    46,775     753,257
    Cia Hering SA.....................................................    92,000   1,827,250
   *Cia Paranaense de Energia SA......................................     1,600      28,194
    Cia Siderurgica Nacional SA.......................................   704,052   3,628,142
    Cielo SA..........................................................   217,396   6,353,636
    Cosan SA Industria e Comercio.....................................   157,469   2,392,926
    CPFL Energia SA...................................................    62,260     721,890
    CPFL Energia SA ADR...............................................    14,853     343,698
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   295,797   2,165,213
    Diagnosticos da America SA........................................    20,093     113,153
    Duratex SA........................................................   208,900   1,218,210
    EcoRodovias Infraestrutura e Logistica SA.........................   115,988     932,794
    Embraer SA........................................................   164,400   1,047,757
    Embraer SA ADR....................................................    86,000   2,182,680
    Energias do Brazil SA.............................................   236,900   1,568,775
  #*Fibria Celulose SA Sponsored ADR..................................   514,098   3,953,414
    Gerdau SA.........................................................   131,807     969,320
   *Hypermarcas SA....................................................   939,724   6,030,339
    Itau Unibanco Holding SA..........................................   176,742   2,458,104
   *JBS SA............................................................   701,336   1,851,565
    Light SA..........................................................    34,700     428,416
    Localiza Rent a Car SA............................................    78,400   1,266,367
    Lojas Americanas SA...............................................    96,510     634,389
    Lojas Renner SA...................................................    92,200   2,743,233
   *M. Dias Branco SA.................................................    20,800     583,642
   *MPX Energia SA....................................................    21,600     353,008
    MRV Engenharia e Participacoes SA.................................   203,540   1,117,424
    Multiplan Empreendimentos Imobiliarios SA.........................    55,500   1,396,167
   *Multiplus SA......................................................    36,457     881,358
    Natura Cosmeticos SA..............................................   117,400   3,066,768
   *OdontoPrev SA.....................................................     7,800      37,645
    Oi SA.............................................................   179,758   1,024,583
    Oi SA ADR (670851104).............................................     7,319      41,133
   #Oi SA ADR (670851203).............................................    35,963     534,051
    Petroleo Brasileiro SA............................................    98,000     960,297
    Petroleo Brasilerio SA ADR........................................ 1,144,389  22,464,356
    Porto Seguro SA...................................................   105,164     909,382
    Raia Drogasil SA..................................................   144,500   1,623,263
    Redecard SA.......................................................   193,700   3,124,041

                                     1414

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
BRAZIL -- (Continued)
    Souza Cruz SA.....................................................    369,370 $  5,232,682
    Telefonica Brasil SA..............................................     13,346      282,329
   *Terna Participacoes SA............................................      1,300       45,289
    Tim Participacoes SA..............................................    288,200    1,201,068
   #Tim Participacoes SA ADR..........................................     47,642    1,007,628
    Totvs SA..........................................................     73,875    1,359,110
    Tractebel Energia SA..............................................    111,900    2,008,434
    Usinas Siderurgicas de Minas Gerais SA............................     39,100      157,797
    Vale SA Sponsored ADR.............................................  1,082,133   19,532,501
    WEG SA............................................................    248,866    2,277,102
                                                                                  ------------
TOTAL BRAZIL..........................................................             168,891,419
                                                                                  ------------
CHILE -- (1.8%)
   *AES Gener SA......................................................  1,202,095      653,651
    Aguas Andinas SA Series A.........................................  1,425,070      941,653
   #Banco de Chile SA Series F ADR....................................     39,148    3,344,766
    Banco de Credito e Inversiones SA.................................     26,330    1,668,985
    Banco Santander Chile SA ADR......................................     47,855    3,596,782
    CAP SA............................................................     55,691    2,001,530
    Cencosud SA.......................................................    734,428    4,198,905
    Cia Cervecerias Unidas SA.........................................      8,013      105,899
    Cia Cervecerias Unidas SA ADR.....................................     14,357      950,864
   *Colbun SA.........................................................  5,081,989    1,415,904
    Corpbanca SA...................................................... 94,605,487    1,181,711
   #Corpbanca SA ADR..................................................     22,366      415,560
    E.CL SA...........................................................    309,077      697,864
    Embotelladora Andina SA Series A ADR..............................     23,068      645,904
    Embotelladora Andina SA Series B ADR..............................     19,587      681,628
    Empresa Nacional de Electricidad SA Sponsored ADR.................    101,485    5,073,235
    Empresas CMPC SA..................................................    875,634    3,283,061
    Empresas Copec SA.................................................    354,551    5,142,550
    Enersis SA Sponsored ADR..........................................    270,752    4,480,946
    ENTEL Chile SA....................................................     87,440    1,719,457
   #Latam Airlines Group SA Sponsored ADR.............................    140,160    3,446,534
    Molibdenos y Metales SA...........................................      8,424      139,600
    Ripley Corp. SA...................................................    650,492      579,413
    S.A.C.I. Falabella SA.............................................    332,696    3,239,091
    Sigdo Koppers SA..................................................    338,893      815,028
   *Sociedad Matriz SAAM SA...........................................  1,065,488      118,081
    Sonda SA..........................................................    236,896      709,584
                                                                                  ------------
TOTAL CHILE...........................................................              51,248,186
                                                                                  ------------
CHINA -- (13.3%)
   #Agile Property Holdings, Ltd......................................  1,754,000    2,073,566
    Agricultural Bank of China, Ltd. Series H......................... 13,778,000    5,567,140
    Air China, Ltd. Series H..........................................  1,312,000      925,047
  #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,152,716
  #*Angang Steel Co., Ltd. Series H...................................  1,422,000      726,840
   #Anhui Conch Cement Co., Ltd. Series H.............................    717,500    1,874,221
    Bank of China, Ltd. Series H...................................... 50,235,100   19,043,045
    Bank of Communications Co., Ltd. Series H.........................  4,968,515    3,276,922
   #BBMG Corp. Series H...............................................    710,000      440,427
    Beijing Enterprises Holdings, Ltd.................................    668,972    4,325,572
    Belle International Holdings, Ltd.................................  2,462,000    4,524,329
  #*Brilliance China Automotive Holdings, Ltd.........................  1,530,000    1,238,327
  #*BYD Co., Ltd. Series H............................................    415,886      702,270
    China Agri-Industries Holdings, Ltd...............................  1,958,202      963,726
    China BlueChemical, Ltd. Series H.................................  1,502,000      986,868
    China Citic Bank Corp., Ltd. Series H.............................  5,407,928    2,712,770
    China Coal Energy Co., Ltd. Series H..............................  3,184,777    2,913,391
    China Communications Construction Co., Ltd. Series H..............  3,213,000    2,801,844

                                     1415

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
  CHINA -- (Continued)................................................
   *China Communications Services Corp., Ltd. Series H................  2,892,000 $ 1,469,654
    China Construction Bank Corp. Series H............................ 39,774,590  26,675,005
  #*China COSCO Holdings Co., Ltd. Series H...........................  1,791,500     737,165
   *China Eastern Airlines Corp., Ltd. ADR............................      2,800      48,608
  #*China Eastern Airlines Corp., Ltd. Series H.......................    668,000     232,254
   #China Life Insurance Co., Ltd. ADR................................    323,770  13,349,037
    China Longyuan Power Group Corp. Series H.........................  1,387,000     893,883
   #China Mengniu Dairy Co., Ltd......................................    805,000   2,375,904
   #China Merchants Bank Co., Ltd. Series H...........................  2,871,534   5,260,129
   #China Merchants Holdings International Co., Ltd...................  1,105,321   3,408,950
    China Minsheng Banking Corp., Ltd. Series H.......................  3,729,500   3,434,917
    China Mobile, Ltd. Sponsored ADR..................................    797,772  46,366,509
   *China Molybdenum Co., Ltd. Series H...............................    170,322      63,028
   #China National Building Material Co., Ltd. Series H...............  1,781,916   1,727,376
    China Oilfield Services, Ltd. Series H............................    950,000   1,452,713
   #China Overseas Land & Investment, Ltd.............................  2,456,000   5,762,640
    China Pacific Insurance Group Co., Ltd. Series H..................  1,054,600   3,321,034
   #China Petroleum & Chemical Corp. ADR..............................    106,449   9,577,217
    China Petroleum & Chemical Corp. Series H.........................  2,542,000   2,292,720
   #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,219,181
   #China Railway Group, Ltd. Series H................................  1,902,000     827,469
   #China Resources Cement Holdings, Ltd..............................  1,220,000     638,980
    China Resources Enterprise, Ltd...................................  1,035,000   2,862,341
    China Resources Gas Group, Ltd....................................    510,000     988,429
   #China Resources Land, Ltd.........................................  1,430,000   2,869,407
    China Resources Power Holdings Co., Ltd...........................    912,000   1,916,551
    China Shenhua Energy Co., Ltd. Series H...........................  2,191,000   8,111,539
  #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,118,373
    China Shipping Development Co., Ltd. Series H.....................  1,414,000     577,094
    China Southern Airlines Co., Ltd. ADR.............................     10,900     269,230
    China Southern Airlines Co., Ltd. Series H........................    980,000     486,181
   #China State Construction International Holdings, Ltd..............  1,004,000   1,040,313
   *China Taiping Insurance Holdings Co., Ltd.........................    525,400     733,322
    China Telecom Corp., Ltd. ADR.....................................     49,067   2,552,956
   #China Telecom Corp., Ltd. Series H................................  2,306,000   1,194,232
    China Unicom Hong Kong, Ltd. ADR..................................    470,600   6,875,466
   *Chongqing Rural Commercial Bank Class H...........................     26,000      10,098
    Citic Pacific, Ltd................................................  1,669,000   2,406,132
    CNOOC, Ltd........................................................  1,028,000   2,059,601
   #CNOOC, Ltd. ADR...................................................    104,300  20,891,290
    COSCO Pacific, Ltd................................................  2,165,997   2,985,001
  #*Country Garden Holdings Co., Ltd..................................  3,626,739   1,357,804
   #CSR Corp., Ltd. Series H..........................................  1,111,000     812,343
    Datang International Power Generation Co., Ltd. Series H..........  1,390,000     489,218
    Dongfang Electric Corp., Ltd. Series H............................    229,600     332,017
    Dongfeng Motor Group Co., Ltd. Series H...........................  1,788,000   2,468,281
    ENN Energy Holdings, Ltd..........................................    476,000   1,803,564
   #Evergrande Real Estate Group, Ltd.................................  5,180,000   2,392,878
   #Fosun International, Ltd..........................................  1,717,441     819,504
   #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814     828,527
   #Geely Automobile Holdings, Ltd....................................  2,110,000     692,446
   #Golden Eagle Retail Group, Ltd....................................    362,000     647,710
   #Great Wall Motor Co., Ltd. Series H...............................    798,500   1,780,795
    Guangdong Investment, Ltd.........................................  1,564,000   1,125,433
   #Guangshen Railway Co., Ltd. Series H..............................    346,000     109,852
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     463,676
  #*Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,376,564
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................     76,000     132,011
   #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   1,561,750
   *Haier Electronics Group Co., Ltd..................................    412,000     472,911
    Hengan International Group Co., Ltd...............................    409,000   3,875,591

                                     1416

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
CHINA -- (Continued)
  *Huadian Power International Corp. Series H........................    856,000 $    268,519
   Huaneng Power International, Inc. ADR.............................     34,452      984,294
   Huaneng Power International, Inc. Series H........................    204,000      147,593
   Industrial & Commercial Bank of China, Ltd. Series H.............. 41,453,185   23,636,317
   Jiangsu Express Co., Ltd. Series H................................    764,000      706,468
  #Jiangxi Copper Co., Ltd. Series H.................................    803,000    1,752,265
   Kunlun Energy Co., Ltd............................................  1,964,000    3,149,502
   Lenovo Group, Ltd.................................................  3,467,278    2,395,497
  #Longfor Properties Co., Ltd.......................................    942,000    1,380,076
 #*Maanshan Iron & Steel Co., Ltd. Series H..........................  1,620,000      360,251
  *Metallurgical Corp of China, Ltd. Series H........................  2,646,000      546,335
 #*Minmetals Resources, Ltd..........................................    388,000      145,047
 #*New World China Land, Ltd.........................................  2,554,000      977,058
  #Nine Dragons Paper Holdings, Ltd..................................  1,905,000      888,031
  #Parkson Retail Group, Ltd.........................................    841,500      753,754
  #PetroChina Co., Ltd. ADR..........................................    141,210   17,642,777
   PICC Property & Casualty Co., Ltd. Series H.......................  1,450,000    1,607,055
  #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,116,500    8,693,609
 #*Renhe Commercial Holdings Co., Ltd................................  4,228,000      172,859
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........    752,000      833,651
   Shanghai Electric Group Co., Ltd. Series H........................  2,392,000      893,358
   Shanghai Industrial Holdings, Ltd.................................    701,274    1,897,864
  #Shimao Property Holdings, Ltd.....................................  1,956,371    2,783,329
   Sino-Ocean Land Holdings, Ltd.....................................  2,261,500    1,091,314
   Sinopec Shanghai Petrochemical Co., Ltd. Series H.................    952,000      254,220
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............      6,545      175,079
 #*Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................    888,000      167,175
  #Sinopharm Group Co., Ltd. Series H................................    444,400    1,300,540
  #Soho China, Ltd...................................................  2,899,263    2,151,321
   Tencent Holdings, Ltd.............................................    700,600   20,800,422
   Tingyi (Cayman Islands) Holding Corp..............................  1,112,000    2,735,747
  #Tsingtao Brewery Co., Ltd. Series H...............................    170,000      990,236
  #Uni-President China Holdings, Ltd.................................    759,000      721,180
   Want Want China Holdings, Ltd.....................................  3,279,000    3,954,356
  *Weichai Power Co., Ltd. Series H..................................    271,000      815,314
  *Wumart Stores, Inc. Series H......................................    108,000      208,413
  *Yanzhou Coal Mining Co., Ltd. Series H............................    228,000      336,249
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    105,796    1,573,187
   Zhaojin Mining Industry Co., Ltd. Series H........................    485,000      598,273
   Zhejiang Expressway Co., Ltd. Series H............................    876,000      630,103
  #Zhongsheng Group Holdings, Ltd....................................    231,000      245,464
  #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................    261,000      617,618
  #Zijin Mining Group Co., Ltd. Series H.............................  3,313,000    1,051,804
 #*Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H.    783,000      870,502
  #ZTE Corp. Series H................................................    460,838      611,312
                                                                                 ------------
TOTAL CHINA..........................................................             386,389,163
                                                                                 ------------
COLOMBIA -- (0.4%)
   Bancolombia SA Sponsored ADR......................................     64,224    3,971,612
  #Ecopetrol SA Sponsored ADR........................................    151,320    8,660,044
                                                                                 ------------
TOTAL COLOMBIA.......................................................              12,631,656
                                                                                 ------------
CZECH REPUBLIC -- (0.4%)
   CEZ A.S...........................................................    184,371    6,205,637
   Komercni Banka A.S................................................     14,730    2,499,917
   Philip Morris CR A.S..............................................        168       90,657
   Telefonica Czech Republic A.S.....................................    142,100    2,687,075
  *Unipetrol A.S.....................................................      1,147        9,439
                                                                                 ------------
TOTAL CZECH REPUBLIC.................................................              11,492,725
                                                                                 ------------

                                     1417

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR........... 197,320 $  872,613
  *Egyptian Financial Group-Hermes Holding GDR........................     563      1,907
   Orascom Construction Industries GDR................................  51,882  2,205,912
  *Orascom Telecom Holding S.A.E. GDR................................. 304,419    786,788
  *Orascom Telecom Media & Technology Holding S.A.E. GDR.............. 246,435    103,503
                                                                               ----------
TOTAL EGYPT...........................................................          3,970,723
                                                                               ----------
HUNGARY -- (0.3%)
   EGIS Pharmaceuticals P.L.C.........................................   1,281     88,939
   ELMU NYRT..........................................................     120      8,866
   Magyar Telekom Telecommunications P.L.C............................ 296,916    548,736
  #MOL Hungarian Oil & Gas P.L.C......................................  42,653  3,068,264
  #OTP Bank P.L.C..................................................... 237,504  3,636,036
   Richter Gedeon NYRT................................................  13,851  2,344,287
  *Tisza Chemical Group P.L.C.........................................  24,314    201,462
                                                                               ----------
TOTAL HUNGARY.........................................................          9,896,590
                                                                               ----------
INDIA -- (7.2%)
   ABB, Ltd...........................................................  44,468    632,872
   ACC, Ltd...........................................................  43,053  1,026,849
   Adani Enterprises, Ltd............................................. 140,472    454,496
  *Adani Power, Ltd................................................... 459,932    357,762
   Aditya Birla Nuvo, Ltd.............................................  33,850    479,861
   Allahabad Bank, Ltd................................................ 168,800    403,626
   Ambuja Cements, Ltd................................................ 768,571  2,501,202
   Andhra Bank, Ltd...................................................  59,863    109,323
  *Apollo Hospitals Enterprise, Ltd...................................  46,407    526,486
  *Ashok Leyland, Ltd................................................. 667,374    266,326
   Asian Paints, Ltd..................................................  29,464  1,930,140
   Axis Bank, Ltd..................................................... 227,042  4,230,966
  *Bajaj Auto, Ltd....................................................  88,932  2,553,279
  *Bajaj Finserv, Ltd.................................................  35,144    468,033
  *Bajaj Holdings & Investment, Ltd...................................  24,719    345,130
   Bank of India...................................................... 104,465    559,626
   Bharat Electronics, Ltd............................................  13,836    291,832
   Bharat Forge, Ltd..................................................  64,036    345,353
   Bharat Heavy Electricals, Ltd...................................... 339,165  1,308,832
   Bharat Petroleum Corp., Ltd........................................ 148,062    964,144
   Bharti Airtel, Ltd................................................. 867,263  4,667,028
   Bhushan Steel, Ltd.................................................  40,283    341,901
  *Biocon, Ltd........................................................  21,170     91,521
   Bosch, Ltd.........................................................  12,380  1,990,480
   Cadila Healthcare, Ltd.............................................  25,295    403,239
  *Cairn India, Ltd................................................... 401,975  2,406,957
   Canara Bank........................................................  79,000    518,161
   Central Bank of India..............................................  31,634     40,585
   Cipla, Ltd......................................................... 354,995  2,161,001
   Colgate-Palmolive (India), Ltd.....................................  21,434    443,807
   Container Corp. of India...........................................  23,244    391,990
   Coromandel International, Ltd. (B0VDZN5)...........................  44,218    197,286
  *Coromandel International, Ltd. (CH1415639).........................  44,218        795
   Corporation Bank...................................................   6,356     46,607
   Crisil, Ltd........................................................   6,575    106,684
   Crompton Greaves, Ltd.............................................. 169,046    352,452
   Cummins India, Ltd.................................................  42,903    330,672
   Dabur India, Ltd................................................... 495,434  1,067,305
  *Dish TV (India), Ltd............................................... 218,853    271,607
  *Divi's Laboratories, Ltd...........................................  33,413    656,569
   DLF, Ltd........................................................... 317,695  1,186,174
   Dr. Reddy's Laboratories, Ltd......................................  22,080    640,162
   Dr. Reddy's Laboratories, Ltd. ADR.................................  83,498  2,423,112

                                     1418

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
   Engineers India, Ltd...............................................    38,674 $   165,627
  *Essar Oil, Ltd.....................................................   217,316     217,319
   Exide Industries, Ltd..............................................   185,043     424,926
  *Federal Bank, Ltd..................................................    83,714     620,725
   GAIL India, Ltd....................................................   102,223     650,740
   GAIL India, Ltd. Sponsored GDR.....................................    28,791   1,099,096
  *Gillette India, Ltd................................................     2,685     113,264
   GlaxoSmithKline Consumer Healthcare, Ltd...........................     6,584     312,608
   GlaxoSmithKline Pharmaceuticals, Ltd...............................    24,027     902,020
   Glenmark Pharmaceuticals, Ltd......................................   101,902     701,766
  *GMR Infrastructure, Ltd............................................   684,313     285,665
   Godrej Consumer Products, Ltd......................................    58,902     659,602
  *Godrej Industries, Ltd.............................................    41,050     174,665
   Grasim Industries, Ltd.............................................     6,300     325,326
  *Havells India, Ltd.................................................    13,283     127,457
   HCL Technologies, Ltd..............................................   111,470   1,038,212
   HDFC Bank, Ltd..................................................... 1,422,205  15,005,562
   Hero Honda Motors, Ltd. Series B...................................    46,249   1,659,016
   Hindalco Industries, Ltd...........................................   914,963   1,963,266
   Hindustan Petroleum Corp, Ltd......................................    43,201     266,993
   Hindustan Unilever, Ltd............................................   804,144   6,722,636
  *Hindustan Zinc, Ltd................................................    85,823     183,442
   ICICI Bank, Ltd. Sponsored ADR.....................................   208,679   7,224,467
   IDBI Bank, Ltd.....................................................   346,191     546,437
  *Idea Cellular, Ltd.................................................   805,036   1,151,304
   Indian Bank........................................................   126,858     405,198
   Indian Oil Corp., Ltd..............................................   205,284   1,003,446
   Indian Overseas Bank...............................................    62,877      81,774
  *IndusInd Bank, Ltd.................................................    51,381     308,438
   Infosys, Ltd.......................................................   214,112   8,506,126
  #Infosys, Ltd. Sponsored ADR........................................   138,225   5,470,946
   Infrastructure Development Finance Co., Ltd........................   601,656   1,442,719
   ITC, Ltd........................................................... 2,036,173   9,374,265
   Jaiprakash Associates, Ltd......................................... 1,336,264   1,751,785
  *Jaiprakash Power Ventures, Ltd.....................................   432,110     245,792
   Jindal Steel & Power, Ltd..........................................   373,815   2,661,122
   JSW Energy, Ltd....................................................   454,354     405,513
   JSW Steel, Ltd.....................................................   124,632   1,497,633
   Kotak Mahindra Bank, Ltd...........................................   183,963   1,768,256
   Larsen & Toubro, Ltd...............................................   211,722   5,163,930
   LIC Housing Finance, Ltd...........................................    53,635     252,549
   Lupin, Ltd.........................................................   146,419   1,570,824
   Mahindra & Mahindra, Ltd...........................................   298,575   3,731,783
   Mangalore Refinery & Petrochemicals, Ltd...........................   399,619     417,255
   Marico, Ltd........................................................   116,346     406,205
   Maruti Suzuki India, Ltd...........................................    39,141     797,418
  *Motherson Sumi Systems, Ltd........................................    24,479      70,184
   Mphasis, Ltd.......................................................    55,126     388,942
   Mundra Port & Special Economic Zone, Ltd...........................   223,856     482,948
   National Aluminium Co., Ltd........................................   104,051      99,542
   Nestle India, Ltd..................................................     5,460     439,850
  *NHPC, Ltd.......................................................... 1,831,020     598,871
   NTPC, Ltd..........................................................   312,039     876,910
   Oberoi Realty, Ltd.................................................     4,158      17,353
   Oil & Natural Gas Corp., Ltd.......................................   699,873   3,602,370
   Oil India, Ltd.....................................................    58,452     522,930
  *Oracle Financial Services Software, Ltd............................    17,900     819,017
   Oriental Bank of Commerce..........................................    85,829     370,583
   Petronet LNG, Ltd..................................................   128,888     338,551
  *Pidilite Industries, Ltd...........................................    60,329     181,529
   Piramal Healthcare, Ltd............................................    58,908     546,816

                                     1419

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
INDIA -- (Continued)
    Power Grid Corp. of India, Ltd....................................    741,612 $  1,579,904
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      311,303
   *Ranbaxy Laboratories, Ltd.........................................    131,027    1,167,399
    Reliance Capital, Ltd.............................................     97,310      580,248
    Reliance Communications, Ltd......................................    523,134      525,588
    Reliance Energy, Ltd..............................................    111,967      988,414
    Reliance Industries, Ltd..........................................  1,432,266   19,027,309
   *Reliance Power, Ltd...............................................    454,346      740,559
    Rural Electrification Corp., Ltd..................................     47,495      159,694
   *Satyam Computer Services, Ltd.....................................    401,693      587,338
    Sesa Goa, Ltd.....................................................    563,951    1,924,420
    Shree Cement, Ltd.................................................      4,414      251,882
    Shriram Transport Finance Co., Ltd................................     76,457      787,953
    Siemens, Ltd......................................................      4,042       49,268
   *SJVN, Ltd.........................................................    180,017       65,123
    State Bank of India...............................................    104,332    3,745,935
    Steel Authority of India, Ltd.....................................    311,336      477,422
    Sterlite Industries (India), Ltd..................................  1,725,980    3,309,057
    Sun Pharmaceuticals Industries, Ltd...............................    333,183    3,920,165
    Sun TV Network, Ltd...............................................     51,868      246,533
   *Suzlon Energy, Ltd................................................    185,547       60,977
    Tata Chemicals, Ltd...............................................     85,384      468,047
    Tata Communications, Ltd..........................................     36,123      160,017
    Tata Consultancy Services, Ltd....................................    436,140    9,693,422
    Tata Motors, Ltd..................................................    679,237    2,731,455
  #*Tata Motors, Ltd. Sponsored ADR...................................     74,595    1,506,819
    Tata Power Co., Ltd...............................................    975,200    1,714,656
    Tata Steel, Ltd...................................................    258,263    1,916,216
    Tata Tea, Ltd.....................................................    245,594      561,760
    Tech Mahindra, Ltd................................................     17,543      224,851
    Titan Industries, Ltd.............................................    134,265      533,494
    Torrent Power, Ltd................................................     69,742      196,429
    Ultratech Cement, Ltd.............................................     40,093    1,180,418
   *Unitech, Ltd......................................................  1,144,527      447,464
    United Breweries, Ltd.............................................     33,290      331,784
    United Phosphorus, Ltd............................................    135,349      290,246
    United Spirits, Ltd...............................................     67,297      981,287
    Wipro, Ltd........................................................    480,402    2,916,281
   *Wockhardt, Ltd....................................................      6,323      111,375
   *Yes Bank, Ltd.....................................................    161,542    1,054,039
    Zee Entertainment Enterprises, Ltd................................    333,386    1,008,010
                                                                                  ------------
TOTAL INDIA...........................................................             208,188,308
                                                                                  ------------
INDONESIA -- (2.9%)
    PT Adaro Energy Tbk............................................... 12,163,000    1,864,184
    PT Aneka Tambang Persero Tbk......................................    960,000      129,385
    PT Astra Agro Lestari Tbk.........................................    317,000      765,613
    PT Astra International Tbk........................................ 18,834,110   13,846,846
    PT Bank Central Asia Tbk..........................................  9,187,000    7,742,158
    PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,314,053
    PT Bank Mandiri Persero Tbk.......................................  7,509,617    6,536,676
    PT Bank Negara Indonesia Persero Tbk..............................  6,506,722    2,719,777
   *PT Bank Pan Indonesia Tbk.........................................  8,354,000      632,142
    PT Bank Rakyat Indonesia Persero Tbk..............................  8,398,500    6,165,035
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    742,500      329,158
    PT Bayan Resources Tbk............................................     79,500       91,688
    PT Bumi Resources Tbk............................................. 10,960,000    1,196,598
   *PT Bumi Serpong Damai Tbk.........................................  5,554,500      670,111
    PT Charoen Pokphand Indonesia Tbk.................................  5,893,500    1,976,907
   *PT Global Mediacom Tbk............................................  4,914,000      905,370
    PT Gudang Garam Tbk...............................................    388,000    2,298,814

                                     1420

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDONESIA -- (Continued)
   PT Harum Energy Tbk................................................    79,500 $    47,135
   PT Holcim Indonesia Tbk............................................   316,000      87,338
   PT Indo Tambangraya Megah Tbk......................................   282,000   1,051,763
   PT Indocement Tunggal Prakarsa Tbk................................. 1,063,500   2,404,699
  *PT Indofood CBP Sukses Makmur Tbk..................................     6,500       4,506
   PT Indofood Sukses Makmur Tbk...................................... 3,880,500   2,205,047
   PT Indosat Tbk.....................................................   738,500     376,576
   PT Indosat Tbk ADR.................................................     1,674      42,888
   PT Jasa Marga Persero Tbk.......................................... 1,362,000     816,806
   PT Kalbe Farma Tbk................................................. 3,036,000   1,222,992
   PT Lippo Karawaci Tbk.............................................. 1,263,500     118,457
   PT Media Nusantara Citra Tbk....................................... 2,911,000     727,439
  *PT Panasia Indosyntec Tbk..........................................    75,100         857
   PT Perusahaan Gas Negara Persero Tbk............................... 6,775,000   2,702,979
  *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............. 2,582,000     747,645
   PT Semen Gresik Persero Tbk........................................ 2,453,500   3,341,741
   PT Sinar Mas Agro Resources & Technology Tbk....................... 1,116,500     758,745
  *PT Surya Citra Media Tbk...........................................   180,500     196,799
   PT Tambang Batubara Bukit Asam Persero Tbk.........................   599,500   1,001,084
   PT Telekomunikasi Indonesia Persero Tbk............................ 7,917,640   7,636,113
   PT Unilever Indonesia Tbk.......................................... 1,541,500   3,936,353
   PT United Tractors Tbk............................................. 1,364,196   3,005,137
   PT Vale Indonesia Tbk.............................................. 2,957,000     753,582
   PT XL Axiata Tbk................................................... 1,513,500     980,006
                                                                                 -----------
TOTAL INDONESIA.......................................................            84,351,202
                                                                                 -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd.............................................        --           2
  *Koor Industries, Ltd...............................................         1           4
   Osem Investments, Ltd..............................................         1           7
                                                                                 -----------
TOTAL ISRAEL..........................................................                    13
                                                                                 -----------
MALAYSIA -- (3.9%)
   Affin Holdings Berhad..............................................   318,200     370,044
   AirAsia Berhad.....................................................   956,200   1,140,377
   Alliance Financial Group Berhad....................................   982,400   1,329,943
   AMMB Holdings Berhad............................................... 1,284,559   2,627,685
   Axiata Group Berhad................................................ 2,221,275   4,152,205
   Batu Kawan Berhad..................................................    46,400     276,601
   Berjaya Corp. Berhad...............................................   554,000     128,881
  *Berjaya Land Berhad................................................    95,000      25,461
   Berjaya Sports Toto Berhad.........................................   709,264     968,082
   Boustead Holdings Berhad...........................................   359,386     630,599
   British American Tobacco Malaysia Berhad...........................   126,900   2,416,706
   CIMB Group Holdings Berhad......................................... 3,992,654   9,990,801
   Dialog Group Berhad................................................ 1,014,000     774,698
   DiGi.Com Berhad.................................................... 3,294,620   4,663,045
   DRB-Hicom Berhad...................................................   744,200     610,205
   Fraser & Neave Holdings Berhad.....................................    61,000     374,129
   Gamuda Berhad...................................................... 1,485,900   1,660,786
   Genting (Malaysia) Berhad.......................................... 2,820,500   3,024,208
   Genting Berhad..................................................... 1,994,000   6,019,282
   Genting Plantations Berhad.........................................   239,300     720,617
   Hong Leong Bank Berhad.............................................   592,860   2,586,341
   Hong Leong Financial Group Berhad..................................   205,729     815,846
   IJM Corp. Berhad................................................... 1,165,260   1,922,060
   IOI Corp. Berhad................................................... 3,106,605   5,287,129
   Kuala Lumpur Kepong Berhad.........................................   443,400   3,357,400
   Kulim (Malaysia) Berhad............................................   417,300     688,141
   Lafarge Malayan Cement Berhad......................................   259,580     661,607
   Malayan Banking Berhad............................................. 2,638,637   7,371,099

                                     1421

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CONTINUED

                                                                                SHARES      VALUE++
                                                                                ------      -------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Berhad......................................    204,700 $    363,566
   *Malaysian Airlines System Berhad.......................................    751,834      254,600
    Maxis Berhad...........................................................  1,579,100    3,230,042
    MISC Berhad............................................................  1,391,098    2,003,550
    MMC Corp. Berhad.......................................................  1,092,100      834,578
    Nestle (Malaysia) Berhad...............................................    195,700    3,747,574
    Parkson Holdings Berhad................................................    477,820      738,824
    Petronas Chemicals Group Berhad........................................  1,427,400    2,998,204
    Petronas Dagangan Berhad...............................................    257,600    1,722,256
    Petronas Gas Berhad....................................................    475,500    2,806,710
    Pharmaniaga Berhad.....................................................      5,452       16,515
    PPB Group Berhad.......................................................    392,300    1,902,991
    Public Bank Berhad.....................................................     67,739      310,344
    Public Bank Berhad Foreign Market Shares...............................  1,039,201    4,772,042
    RHB Capital Berhad.....................................................    586,478    1,377,272
    Shell Refining Co. Federation of Malaysia Berhad.......................    129,700      379,365
    Sime Darby Berhad......................................................  2,342,720    7,342,099
    Telekom Malaysia Berhad................................................    957,700    1,724,823
    Tenaga Nasional Berhad.................................................  2,144,050    4,618,054
   *UEM Land Holdings Berhad...............................................  1,209,537      765,292
    UMW Holdings Berhad....................................................    475,466    1,433,919
    United Plantations Berhad..............................................     23,700      196,560
    YTL Corp. Berhad.......................................................  5,631,351    3,334,175
    YTL Power International Berhad.........................................  1,359,440      778,818
                                                                                       ------------
TOTAL MALAYSIA.............................................................             112,246,151
                                                                                       ------------
MEXICO -- (5.9%)
   #Alfa S.A.B. de C.V. Series A...........................................    276,600    4,420,483
    America Movil S.A.B. de C.V. Series L.................................. 33,690,314   44,993,043
    America Movil S.A.B. de C.V. Series L ADR..............................     22,528      601,272
    Arca Continental S.A.B. de C.V.........................................    349,300    2,194,534
   *Cemex S.A.B de C.V.....................................................    301,238      209,078
  #*Cemex S.A.B. de C.V. Sponsored ADR.....................................  1,144,044    7,962,546
   #Coca-Cola Femsa S.A.B. de C.V. Series L................................    298,900    3,348,957
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...........................      1,250      138,988
    Controladora Comercial Mexicana S.A.B. de C.V. Series B................    134,556      307,591
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B......     15,827        7,855
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.......................    123,184      972,430
    Fomento Economico Mexicano S.A.B. de C.V...............................  1,901,129   16,225,750
  #*Genomma Lab Internacional S.A.B. de C.V. Series B......................    264,900      535,238
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....................      3,339      131,423
   *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B...............     51,486      202,096
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................     34,897    3,109,672
    Grupo Bimbo S.A.B. de C.V. Series A....................................  1,538,500    3,829,330
   #Grupo Carso S.A.B. de C.V. Series A-1..................................    639,132    2,210,300
   #Grupo Comercial Chedraui S.A. de C.V...................................     83,218      218,832
   #Grupo Elektra S.A. de C.V..............................................     88,187    4,145,920
    Grupo Financiero Banorte S.A.B. de C.V. Series O.......................  1,508,429    8,098,795
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.......................  1,863,628    4,904,837
   *Grupo Industrial Maseca S.A.B. de C.V. Series B........................    205,546      235,709
    Grupo Mexico S.A.B. de C.V. Series B...................................  3,938,416   11,076,193
   #Grupo Modelo S.A.B. de C.V. Series C...................................    661,784    5,986,586
   *Grupo Qumma S.A. de C.V. Series B......................................      1,591           22
   #Grupo Televisa S.A.B...................................................  1,704,800    7,755,792
    Grupo Televisa S.A.B. Sponsored ADR....................................    128,240    2,922,590
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V...  2,373,426    3,872,869
   *Industrias CH S.A.B. de C.V. Series B..................................     31,300      156,824
   #Industrias Penoles S.A.B. de C.V.......................................     99,638    4,075,879
   *Inmuebles Carso S.A.B. de C.V. Series B-1..............................        132          101
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......................  1,823,400    3,795,294
   #Mexichem S.A.B. de C.V. Series *.......................................    518,328    2,451,617

                                     1422

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
MEXICO -- (Continued)
  #*Minera Frisco S.A.B. de C.V. Series A-1...........................   785,532 $  3,108,222
   *OHL Mexico S.A.B. de C.V..........................................    13,000       19,747
  #*Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    3,328,239
   *Savia S.A. de C.V. Series A.......................................   120,000        7,219
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,944,929   13,947,760
                                                                                 ------------
TOTAL MEXICO..........................................................            171,509,633
                                                                                 ------------
PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR................................   131,733    4,797,716
    Credicorp, Ltd....................................................    62,859    7,287,872
                                                                                 ------------
TOTAL PERU............................................................             12,085,588
                                                                                 ------------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc...................................... 1,519,900    1,786,755
    Aboitiz Power Corp................................................ 1,446,200    1,193,229
    Alliance Global Group, Inc........................................ 6,710,300    1,868,776
    Ayala Corp. Series A..............................................   217,645    2,261,297
    Ayala Land, Inc................................................... 4,735,418    2,468,818
    Bank of the Philippine Islands....................................   948,514    1,645,379
    BDO Unibank, Inc.................................................. 1,519,961    2,339,348
    DMCI Holdings, Inc................................................   537,200      751,207
    Energy Development Corp........................................... 5,710,100      827,230
   *Filipina Water Bottling Corp...................................... 2,006,957           --
    Globe Telecom, Inc................................................    26,545      728,052
    International Container Terminal Services, Inc....................   723,570    1,255,180
   *JG Summit Holdings, Inc...........................................   168,900      136,556
    Jollibee Foods Corp...............................................   354,660      873,704
    Manila Electric Co................................................   168,020    1,063,129
    Metro Bank & Trust Co.............................................   881,923    2,106,719
    Metro Pacific Investments Corp.................................... 7,894,000      787,268
    Philippine Long Distance Telephone Co.............................    42,445    2,779,979
   *Robinson's Land Corp. Series B....................................   700,400      325,882
    San Miguel Corp...................................................   413,770    1,102,790
   *Security Bank Corp................................................   153,220      517,187
   *Semirara Mining Corp..............................................   112,800      604,309
    SM Investments Corp...............................................   163,760    2,930,440
    SM Prime Holdings, Inc............................................ 4,184,710    1,399,411
    Universal Robina Corp.............................................   879,930    1,235,620
                                                                                 ------------
TOTAL PHILIPPINES.....................................................             32,988,265
                                                                                 ------------
POLAND -- (1.3%)
    Asseco Poland SA..................................................     9,607      130,490
   *Bank Handlowy w Warszawie SA......................................    37,967      918,808
   *Bank Millennium SA................................................   701,813      731,714
    Bank Pekao SA.....................................................   113,393    4,731,505
   *BRE Bank SA.......................................................    13,064    1,110,765
    Browary Zywiec SA.................................................    12,628    1,927,857
   *Cyfrowy Polsat SA.................................................    79,369      347,389
    Enea SA...........................................................    37,024      172,228
    Eurocash SA.......................................................    42,530      497,184
   *Getin Noble Bank SA............................................... 1,028,245      489,877
   *Grupa Lotos SA....................................................    38,603      301,326
   *ING Bank Slaski SA................................................    27,713      632,257
   *Kernel Holding SA.................................................    46,175      962,489
    KGHM Polska Miedz SA..............................................   122,541    4,629,147
   *Kredyt Bank SA....................................................    65,825      282,493
   *LPP SA............................................................       262      264,906
    Lubelski Wegiel Bogdanka SA.......................................    23,499      853,666
    PGE SA............................................................   580,249    3,227,492
   *Polski Koncern Naftowy Orlen SA...................................   311,446    3,327,749

                                     1423

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
POLAND -- (Continued)
   Polskie Gornictwo Naftowe I Gazownictwo SA......................... 1,130,284 $  1,368,591
   Powszechna Kasa Oszczednosci Bank Polski SA........................   377,362    3,662,727
  *Powszechny Zaklad Ubezpieczen SA...................................    44,325    4,681,987
   Synthos SA.........................................................   436,090      690,200
   Tauron Polska Energia SA...........................................   115,622      158,859
   Telekomunikacja Polska SA..........................................   591,537    2,786,830
                                                                                 ------------
TOTAL POLAND..........................................................             38,888,536
                                                                                 ------------
RUSSIA -- (4.3%)
  *Eurasia Drilling Co., Ltd. GDR.....................................    11,694      320,468
  *Federal Hydrogenerating Co. ADR....................................   954,715    2,329,620
   Gazprom Neft OAO Sponsored ADR.....................................     4,893      114,922
  *Gazprom OAO Sponsored ADR.......................................... 4,557,577   41,904,212
  *Globaltrans Investment P.L.C. Sponsored GDR........................    18,809      354,564
  *Lukoil OAO Sponsored ADR...........................................   376,321   21,157,042
  *Magnitogorsk Iron & Steel Works Sponsored GDR......................   127,856      474,073
  *Mail.ru Group, Ltd. GDR............................................    35,369    1,066,970
  #Mechel Sponsored ADR...............................................   170,001    1,101,606
  *MMC Norilsk Nickel JSC ADR.........................................   532,268    8,194,224
   Novolipetsk Steel OJSC GDR.........................................    83,762    1,387,889
  *Novorossiysk Sea Trade Port GDR....................................    32,330      236,387
  *O'Key Group SA GDR.................................................       890        8,121
  *PIK Group GDR......................................................    36,593       81,711
   Rosneft OAO GDR.................................................... 1,182,588    7,079,632
  *Rostelecom OJSC Sponsored ADR......................................     5,738      119,616
  *Sberbank of Russia Sponsored ADR................................... 1,406,251   15,557,580
   Severstal OAO GDR..................................................   148,190    1,652,198
  *Surgutneftegas OAO Sponsored ADR...................................    36,534      304,585
  *Tatneft OAO Sponsored ADR (B1G50G1)................................   143,712    5,376,206
  *Tatneft OAO Sponsored ADR (B549DL9)................................     6,608      250,552
   TMK OAO GDR........................................................    52,030      742,120
   Uralkali OJSC GDR..................................................   216,536    8,993,485
   VimpelCom, Ltd. Sponsored ADR......................................   254,137    2,132,209
   VTB Bank OJSC GDR.................................................. 1,024,422    3,329,514
  *X5 Retail Group NV GDR.............................................    62,278    1,216,248
                                                                                 ------------
TOTAL RUSSIA..........................................................            125,485,754
                                                                                 ------------
SOUTH AFRICA -- (7.7%)
   ABSA Group, Ltd....................................................   365,243    5,964,667
   African Bank Investments, Ltd......................................   670,424    2,970,545
   African Rainbow Minerals, Ltd......................................   105,298    1,976,726
  #Anglo American Platinum, Ltd.......................................    64,638    3,300,058
   AngloGold Ashanti, Ltd. Sponsored ADR..............................   242,397    8,243,922
   ArcelorMittal South Africa, Ltd....................................   236,779    1,285,146
   Aspen Pharmacare Holdings, Ltd.....................................   220,922    3,852,897
  #Assore, Ltd........................................................    25,020      895,784
   Barloworld, Ltd....................................................   239,472    2,395,513
   Bidvest Group, Ltd.................................................   240,239    5,724,997
   Capitec Bank Holdings, Ltd.........................................    25,222      663,806
   Discovery Holdings, Ltd............................................   357,805    2,332,939
   Exxaro Resources, Ltd..............................................    94,164    1,915,273
   FirstRand, Ltd..................................................... 2,452,110    8,249,277
   Foschini Group, Ltd. (The).........................................   162,399    2,785,345
   Gold Fields, Ltd. Sponsored ADR....................................   594,941    7,674,739
   Growthpoint Properties, Ltd........................................   764,019    2,390,472
   Harmony Gold Mining Co., Ltd.......................................   132,269    1,314,310
  #Harmony Gold Mining Co., Ltd. Sponsored ADR........................   331,569    3,256,008
   Impala Platinum Holdings, Ltd......................................   478,692    7,482,965
   Imperial Holdings, Ltd.............................................   160,023    3,612,278
  #Investec, Ltd......................................................   213,862    1,266,907
  #Kumba Iron Ore, Ltd................................................    62,951    3,940,780

                                     1424

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.............................................   155,216 $  1,750,242
    Life Healthcare Group Holdings, Ltd...............................   617,717    2,489,173
    Massmart Holdings, Ltd............................................    65,716    1,391,991
    Mediclinic International, Ltd.....................................   231,976    1,118,024
    MMI Holdings, Ltd................................................. 1,197,522    2,693,013
    Mondi, Ltd........................................................   112,880      960,188
    Mr. Price Group, Ltd..............................................   200,893    2,983,507
    MTN Group, Ltd.................................................... 1,575,988   28,467,969
    Naspers, Ltd. Series N............................................   306,562   16,879,887
    Nedbank Group, Ltd................................................   189,081    4,197,451
    Network Healthcare Holdings, Ltd..................................   811,118    1,590,937
   #Pick'n Pay Stores, Ltd............................................   244,318    1,250,942
    PSG Group, Ltd....................................................    64,012      525,700
    Sanlam, Ltd....................................................... 1,568,615    6,772,056
   *Sappi, Ltd. Sponsored ADR.........................................     1,300        3,809
   #Sasol, Ltd. Sponsored ADR.........................................   552,392   22,918,744
    Shoprite Holdings, Ltd............................................   398,137    7,807,697
    Spar Group, Ltd. (The)............................................   109,981    1,585,309
    Standard Bank Group, Ltd.......................................... 1,004,298   13,798,236
  #*Steinhoff International Holdings, Ltd............................. 1,077,927    3,193,987
    Tiger Brands, Ltd.................................................    92,531    2,973,459
    Truworths International, Ltd......................................   297,934    3,732,490
    Tsogo Sun Holdings, Ltd...........................................   288,868      698,772
    Vodacom Group, Ltd................................................   370,100    4,256,776
    Woolworths Holdings, Ltd..........................................   604,872    3,946,181
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            221,481,894
                                                                                 ------------
SOUTH KOREA -- (14.2%)
   #Amorepacific Corp.................................................     3,479    3,149,899
   *Amorepacific Group................................................     1,671      542,332
   *BS Financial Group, Inc...........................................   143,130    1,497,897
    Cheil Industrial, Inc.............................................    35,522    3,027,313
   #CJ Cheiljedang Corp...............................................     6,615    1,617,591
   *CJ Corp...........................................................     9,154      590,439
    Daelim Industrial Co., Ltd........................................    25,698    1,970,034
  #*Daewoo Engineering & Construction Co., Ltd........................   125,248      937,059
    Daewoo International Corp.........................................    38,863    1,228,990
    Daewoo Securities Co., Ltd........................................   220,281    2,038,767
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    2,398,520
    Dongbu Insurance Co., Ltd.........................................    34,270    1,264,727
    Doosan Corp.......................................................     7,623      886,892
   #Doosan Heavy Industries & Construction Co., Ltd...................    50,399    2,685,562
  #*Doosan Infracore Co., Ltd.........................................    82,000    1,301,115
    E-Mart Co., Ltd...................................................    18,616    4,314,900
   #GS Engineering & Construction Corp................................    30,335    1,847,193
    GS Holdings Corp..................................................    58,759    2,954,333
    Hana Financial Group, Inc.........................................   189,941    6,015,558
   #Hankook Tire Co., Ltd.............................................    82,310    3,017,050
   *Hanwha Chemical Corp..............................................    94,470    1,728,296
   #Honam Petrochemical Corp..........................................    11,457    2,385,460
   #Hyundai Department Store Co., Ltd.................................    12,857    1,442,122
    Hyundai Engineering & Construction Co., Ltd.......................    44,071    2,302,379
   #Hyundai Glovis Co., Ltd...........................................     8,753    1,670,813
    Hyundai Heavy Industries Co., Ltd.................................    39,020    8,268,230
   #Hyundai Hysco Co., Ltd............................................    22,014      847,856
    Hyundai Marine & Fire Insurance Co., Ltd..........................    48,160    1,188,592
  #*Hyundai Merchant Marine Co., Ltd..................................    31,751      697,181
    Hyundai Mobis.....................................................    53,070   13,941,990
    Hyundai Motor Co., Ltd............................................   117,529   24,416,045
   #Hyundai Steel Co..................................................    58,560    4,305,114
    Industrial Bank of Korea, Ltd.....................................   180,660    1,945,986

                                     1425

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
SOUTH KOREA -- (Continued)
   #Kangwon Land, Inc................................................. 114,660 $  2,355,608
    KB Financial Group, Inc........................................... 221,185    6,965,605
    KB Financial Group, Inc. ADR......................................  73,168    2,292,353
    KCC Corp..........................................................   5,799    1,450,337
   #KEPCO Engineering & Construction Co., Inc.........................   4,794      289,060
   *KEPCO Plant Service & Engineering Co., Ltd........................   2,000       87,950
    Kia Motors Corp................................................... 224,568   15,394,298
   *Korea Electric Power Corp......................................... 210,090    4,693,322
   *Korea Exchange Bank............................................... 323,750    2,390,191
    Korea Gas Corp....................................................  15,380      601,955
    Korea Life Insurance Co., Ltd..................................... 141,910      814,929
    Korea Zinc Co., Ltd...............................................   5,999    2,023,213
   *Korean Air Co., Ltd...............................................  26,785    1,136,437
    KT Corp...........................................................  34,580      987,027
    KT&G Corp......................................................... 103,590    7,631,097
    Kumho Petro chemical Co., Ltd.....................................  10,762    1,158,503
    LG Chemical, Ltd..................................................  33,813    9,278,472
    LG Corp........................................................... 118,265    6,064,000
   *LG Display Co., Ltd...............................................  11,540      246,515
  #*LG Display Co., Ltd. ADR.......................................... 390,619    4,175,717
   #LG Electronics, Inc...............................................  97,300    5,319,214
   #LG Household & Healthcare Co., Ltd................................   6,362    3,279,756
    LG Uplus Corp..................................................... 259,030    1,503,121
   *Lotte Confectionary Co., Ltd......................................     139      193,281
    Lotte Shopping Co., Ltd...........................................   8,546    2,184,332
   #LS Corp...........................................................   5,094      397,418
   *Mando Corp........................................................   8,858    1,270,970
    NCsoft Corp.......................................................  10,782    2,118,826
    NHN Corp..........................................................  29,461    7,139,833
   #OCI Co., Ltd......................................................  11,448    2,014,130
   #ORION Corp........................................................   2,306    1,824,029
    POSCO.............................................................  47,362   15,127,220
   #POSCO ADR.........................................................  25,311    2,012,984
   *S1 Corp...........................................................  11,620      591,570
   #Samsung C&T Corp.................................................. 101,656    5,736,740
    Samsung Card Co., Ltd.............................................  23,720      698,120
   #Samsung Electro-Mechanics Co., Ltd................................  43,148    4,005,323
    Samsung Electronics Co., Ltd......................................  69,482   79,871,042
    Samsung Electronics Co., Ltd. GDR.................................  49,372   28,354,133
    Samsung Engineering Co., Ltd......................................  20,119    3,220,747
    Samsung Fire & Marine Insurance, Ltd..............................  35,022    6,550,078
    Samsung Heavy Industries Co., Ltd................................. 126,000    4,308,484
    Samsung Life Insurance Co., Ltd...................................  46,228    3,782,087
   #Samsung SDI Co., Ltd..............................................  37,340    4,665,331
    Samsung Securities Co., Ltd.......................................  51,367    2,178,781
   #Samsung Techwin Co., Ltd..........................................  26,142    1,673,411
    Shinhan Financial Group Co., Ltd.................................. 262,696    8,332,275
    Shinhan Financial Group Co., Ltd. ADR.............................  40,746    2,589,408
    Shinsegae Co., Ltd................................................   6,575    1,207,994
    SK C&C Co., Ltd...................................................  15,006    1,319,736
   #SK Holdings Co., Ltd..............................................  28,989    3,936,470
   *SK Hynix, Inc..................................................... 377,340    7,167,931
    SK Innovation Co., Ltd............................................  51,889    7,051,720
    SK Networks Co., Ltd..............................................  65,380      510,681
    SK Telecom Co., Ltd...............................................   7,048      895,625
   #S-Oil Corp........................................................  42,124    3,545,176
    Woongjin Coway Co., Ltd...........................................  37,470    1,169,311
    Woori Finance Holdings Co., Ltd................................... 305,060    2,971,149
   *Woori Investment & Securities Co., Ltd............................ 106,990    1,017,693
                                                                               ------------
TOTAL SOUTH KOREA.....................................................          410,198,954
                                                                               ------------

                                     1426

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
TAIWAN -- (10.4%)
   #Acer, Inc......................................................... 2,582,040 $ 2,350,059
   #Advanced Semiconductor Engineering, Inc........................... 3,933,679   3,023,793
   *Advanced Semiconductor Engineering, Inc. ADR......................    68,200     259,842
    Advantech Co., Ltd................................................   202,200     713,913
   #Asia Cement Corp.................................................. 2,217,802   2,797,354
   #Asustek Computer, Inc.............................................   532,180   4,893,107
   #AU Optronics Corp................................................. 4,044,873   1,229,976
    AU Optronics Corp. Sponsored ADR..................................   295,728     884,227
   #Catcher Technology Co., Ltd.......................................   302,429   1,444,665
  #*Cathay Financial Holdings Co., Ltd................................ 5,534,572   5,430,550
    Chang Hwa Commercial Bank......................................... 2,901,610   1,560,814
   #Cheng Shin Rubber Industry Co., Ltd............................... 1,399,783   3,701,870
    Cheng Uei Precision Industry Co., Ltd.............................   112,109     202,980
    Chicony Electronics Co., Ltd......................................   361,806     694,056
  #*Chimei Innolux Corp............................................... 5,431,818   1,711,197
    China Airlines, Ltd............................................... 2,142,536     887,466
    China Development Financial Holding Corp.......................... 9,666,121   2,244,374
   #China Life Insurance Co., Ltd..................................... 1,513,020   1,455,834
  #*China Motor Corp..................................................   649,000     550,009
   #China Petrochemical Development Corp.............................. 1,366,500   1,115,676
    China Steel Chemical Corp.........................................    32,000     139,161
   #China Steel Corp.................................................. 9,630,481   8,537,877
    Chinatrust Financial Holdings Co., Ltd............................ 8,443,301   5,010,298
   *Chunghwa Telecom Co., Ltd.........................................   221,000     659,544
   #Chunghwa Telecom Co., Ltd. ADR....................................   226,956   6,733,785
    Clevo Co., Ltd....................................................    63,000      82,275
   #Compal Electronics, Inc........................................... 3,781,541   3,522,741
    CTCI Corp.........................................................   365,000     676,684
   #Delta Electronics, Inc............................................ 1,812,366   6,081,624
   *E Ink Holdings, Inc...............................................   471,000     454,837
    E.Sun Financial Holding Co., Ltd.................................. 4,408,616   2,393,704
   #Epistar Corp......................................................   767,000   1,419,502
    Eva Airways Corp.................................................. 1,344,600     782,696
    Evergreen Marine Corp., Ltd....................................... 1,763,249     962,184
   #Far Eastern Department Stores Co., Ltd............................   791,956     828,447
    Far Eastern New Century Corp...................................... 3,166,206   3,524,488
    Far EasTone Telecommunications Co., Ltd........................... 1,014,000   2,542,820
    Farglory Land Development Co., Ltd................................   251,229     403,736
    First Financial Holding Co., Ltd.................................. 6,156,052   3,722,802
    Formosa Chemicals & Fiber Co., Ltd................................ 2,986,445   7,845,128
    Formosa International Hotels Corp.................................    26,000     277,019
  #*Formosa Petrochemical Corp........................................   859,000   2,474,773
    Formosa Plastics Corp............................................. 3,709,648  10,194,476
    Formosa Taffeta Co., Ltd..........................................   820,000     712,332
    Foxconn Technology Co., Ltd.......................................   731,494   2,564,324
   #Fubon Financial Holding Co., Ltd.................................. 5,151,009   5,354,269
    Giant Manufacturing Co., Ltd......................................   207,506   1,132,050
   *Gourmet Master Co., Ltd...........................................    33,000     252,433
    Highwealth Construction Corp......................................   354,000     546,781
  #*Hiwin Technologies Corp...........................................   122,000   1,114,223
   #Hon Hai Precision Industry Co., Ltd............................... 6,914,096  19,263,070
    Hotai Motor Co., Ltd..............................................   298,000   1,978,209
   #HTC Corp..........................................................   581,235   5,583,143
    Hua Nan Financial Holding Co., Ltd................................ 5,475,400   3,079,519
   *Inotera Memories, Inc............................................. 1,642,000     305,587
   #Inventec Corp..................................................... 2,430,551     723,576
   #Kinsus Interconnect Technology Corp...............................   224,000     622,814
   #Largan Precision Co., Ltd.........................................    75,860   1,539,831
   #LCY Chemical Corp.................................................   366,380     489,915
    Lite-On Technology Corp........................................... 1,812,846   2,265,319
   *Lung Yen Life Service Corp........................................    86,000     272,324

                                     1427

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
   #Macronix International Co., Ltd...................................  4,110,219 $  1,010,102
   #Media Tek, Inc....................................................    749,995    6,307,055
    Mega Financial Holding Co., Ltd...................................  6,490,640    5,215,893
    Merida Industry Co., Ltd..........................................    125,000      537,582
    Nan Ya Plastic Corp...............................................  4,377,564    8,479,495
   #Nan Ya Printed Circuit Board Corp.................................    206,968      312,072
   #Nankang Rubber Tire Co., Ltd......................................    321,000      447,511
    Novatek Microelectronics Corp.....................................    368,000    1,064,130
  #*Oriental Union Chemical Corp......................................    396,000      453,519
    Pegatron Corp.....................................................  1,674,345    2,170,439
   *Phison Electronics Corp...........................................     93,000      754,830
    Pou Chen Corp.....................................................  2,386,487    2,149,020
    Powertech Technology, Inc.........................................    614,819    1,230,851
    President Chain Store Corp........................................    576,831    3,002,226
   #Quanta Computer, Inc..............................................  1,769,000    4,576,063
  #*Radiant Opto-Electronics Corp.....................................    312,000    1,210,621
   #Ruentex Development Co., Ltd......................................    489,000      822,200
    Ruentex Industries, Ltd...........................................    374,937      729,163
  #*Shin Kong Financial Holding Co., Ltd..............................  6,325,344    1,910,138
   #Siliconware Precision Industries Co...............................  2,179,324    2,396,710
  #*Siliconware Precision Industries Co. Sponsored ADR................     60,200      326,886
  #*Simplo Technology Co., Ltd........................................    205,000    1,150,089
    SinoPac Financial Holdings Co., Ltd...............................  6,607,204    2,826,447
   #Standard Foods Taiwan, Ltd........................................    197,160      522,004
   #Synnex Technology International Corp..............................  1,019,756    2,211,689
    Taishin Financial Holdings Co., Ltd...............................  6,060,290    2,435,416
   *Taiwan Business Bank..............................................  3,452,338    1,001,412
    Taiwan Cement Corp................................................  2,650,720    3,058,803
   *Taiwan Cooperative Financial Holding, Ltd.........................  3,495,240    2,113,153
   *Taiwan FamilyMart Co., Ltd........................................     16,000       78,121
   #Taiwan Fertilizer Co., Ltd........................................    631,000    1,481,904
   #Taiwan Glass Industry Corp........................................  1,136,253    1,071,748
    Taiwan Mobile Co., Ltd............................................  1,101,300    3,626,098
   *Taiwan Semiconductor Manufacturing Co., Ltd....................... 19,090,808   51,674,866
   *Teco Electric & Machinery Co., Ltd................................  1,854,000    1,172,441
    Transcend Information, Inc........................................    164,181      439,467
    Tripod Technology Corp............................................    374,870      844,053
   #TSRC Corp.........................................................    410,300      929,885
    U-Ming Marine Transport Corp......................................    551,860      860,655
   #Unimicron Technology Corp.........................................  1,378,896    1,532,004
    Uni-President Enterprises Corp....................................  3,590,738    5,991,352
   #United Microelectronics Corp...................................... 11,445,000    4,777,842
   #USI Corp..........................................................    278,000      261,274
    Walsin Lihwa Corp.................................................  3,204,000      955,621
    Wan Hai Lines Co., Ltd............................................    558,800      274,079
   #Wintek Corp.......................................................  1,832,760      793,848
   #Wistron Corp......................................................  1,638,947    1,750,471
   #WPG Holdings, Ltd.................................................  1,195,869    1,255,845
    Yang Ming Marine Transport Corp...................................  1,741,300      707,114
   *Yuanta Financial Holding Co., Ltd.................................  6,574,577    3,038,380
   #Yulon Motor Co., Ltd..............................................    879,000    1,526,517
                                                                                  ------------
TOTAL TAIWAN..........................................................             299,691,186
                                                                                  ------------
THAILAND -- (2.5%)
    Advance Info Service PCL (Foreign)................................  1,005,100    6,387,671
    Airports of Thailand PCL (Foreign)................................    372,200      810,159
    Bangkok Bank PCL (Foreign)........................................    329,000    2,174,515
    Bangkok Bank PCL (Foreign) NVDR...................................    350,400    2,182,345
    Bangkok Dusit Medical Services PCL (Foreign)......................    392,900    1,239,127
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800      640,475
    Bank of Ayudhya PCL (Foreign).....................................  2,590,200    2,736,706

                                     1428

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
THAILAND -- (Continued)
    Banpu PCL (Foreign)...............................................    109,250 $ 1,388,624
    BEC World PCL (Foreign)...........................................    735,300   1,314,287
    Big C Supercenter PCL (Foreign)...................................     24,600     142,269
    Big C Supercenter PCL (Foreign) NVDR..............................    161,300     920,030
    Bumrungrad Hospital PCL (Foreign).................................    148,600     358,869
    Central Pattana PCL (Foreign).....................................    637,000     991,833
    Charoen Pokphand Foods PCL (Foreign)..............................  2,686,100   2,838,031
    CP ALL PCL (Foreign)..............................................  3,195,200   3,452,075
    Electricity Generating PCL (Foreign)..............................    149,800     521,230
    Glow Energy PCL (Foreign).........................................    309,000     596,497
    Home Product Center PCL (Foreign).................................  1,676,900     612,785
    IRPC PCL (Foreign)................................................  8,859,600   1,019,121
    Kasikornbank PCL (Foreign)........................................  1,146,600   6,448,942
    Krung Thai Bank PCL (Foreign).....................................  4,726,870   2,463,320
    Land & Houses PCL (Foreign) NVDR..................................  2,877,600     713,228
   *Minor International PCL (Foreign).................................    876,400     437,225
    PTT Exploration & Production PCL (Foreign)........................    785,600   3,794,445
    PTT Exploration & Production PCL (Foreign) NVDR...................     54,700     264,201
    PTT Global Chemical PCL (Foreign).................................  1,669,872   3,143,944
    PTT PCL (Foreign).................................................    765,700   7,931,942
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300     790,978
   *Robinson Department Store PCL (Foreign)...........................    317,500     617,950
    Siam Cement PCL (Foreign) (The)...................................    124,800   1,384,023
    Siam Cement PCL (Foreign) (The) NVDR..............................     99,300   1,034,967
    Siam City Cement PCL (Foreign)....................................     94,913   1,028,450
    Siam Commercial Bank PCL (Foreign)................................  1,001,366   5,122,972
    Siam Makro PCL (Foreign)..........................................     68,600     719,352
   *Thai Airways International PCL (Foreign)..........................    108,100      68,357
    Thai Oil PCL (Foreign)............................................    669,200   1,254,617
    Thai Union Frozen Products PCL (Foreign)..........................    360,860     842,809
    TMB Bank PCL (Foreign)............................................ 19,864,000     972,055
   *Total Access Communication PCL (Foreign)..........................     66,900     174,850
    Total Access Communication PCL (Foreign) NVDR.....................    588,600   1,538,365
   *True Corp. PCL (Foreign)..........................................  3,835,300     487,486
                                                                                  -----------
TOTAL THAILAND........................................................             71,561,127
                                                                                  -----------
TURKEY -- (1.7%)
    Akbank T.A.S......................................................  1,366,292   5,130,150
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........................    206,111   2,795,986
    Arcelik A.S.......................................................    223,462   1,105,251
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................     39,839     275,757
    Aygaz A.S.........................................................     56,787     252,562
    BIM BirlesikMagazalar A.S.........................................     72,317   3,136,275
    Coca-Cola Icecek A.S..............................................     42,221     654,639
   *Dogan Sirketler Grubu Holding A.S.................................          1          --
   *Dogan Yayin Holding A.S...........................................          1          --
    Enka Insaat ve Sanayi A.S.........................................    308,554     891,081
    Eregli Demir ve Celik Fabrikalari T.A.S...........................    873,611     955,612
    Ford Otomotiv Sanayi A.S..........................................     74,222     712,929
    KOC Holding A.S. Series B.........................................    789,123   3,061,590
    Koza Altin Isletmeleri A.S........................................     33,500     661,954
   *Migros Ticaret A.S................................................     33,309     354,623
    Petkim Petrokimya Holding A.S.....................................    380,618     425,526
    TAV Havalimanlari Holding A.S.....................................    122,935     671,310
    Tekfen Holding A.S................................................    190,435     729,449
    Tofas Turk Otomobil Fabrikasi A.S.................................     97,163     447,294
    Tupras Turkiye Petrol Rafinerileri A.S............................    122,470   2,690,057
   *Turk Hava Yollari A.S.............................................    924,662   1,763,185
    Turk Telekomunikasyon A.S.........................................    375,345   1,447,016
   *Turkcell Iletisim Hizmetleri A.S..................................    412,709   2,297,671
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................     73,838   1,019,703

                                     1429

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        SHARES        VALUE++
                                                                                                        ------        -------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S..................................................................... 1,801,520 $    7,002,886
    Turkiye Halk Bankasi A.S........................................................................   202,913      1,735,507
    Turkiye Is Bankasi A.S.......................................................................... 1,484,267      4,334,213
    Turkiye Sise ve Cam Fabrikalari A.S.............................................................   679,328        943,936
    Turkiye Vakiflar Bankasi T.A.O..................................................................   719,719      1,502,734
   *Yapi ve Kredi Bankasi A.S.......................................................................   764,565      1,575,069
                                                                                                               --------------
TOTAL TURKEY........................................................................................               48,573,965
                                                                                                               --------------
TOTAL COMMON STOCKS.................................................................................            2,481,771,038
                                                                                                               --------------
PREFERRED STOCKS -- (6.8%)
BRAZIL -- (6.6%)
    AES Tiete SA....................................................................................    71,898      1,017,491
    Banco Bradesco SA............................................................................... 1,656,632     25,400,828
    Banco do Estado do Rio Grande do Sul SA Series B................................................   152,700      1,210,899
    Braskem SA Preferred Series A...................................................................    73,800        448,375
   #Braskem SA Sponsored ADR........................................................................   153,394      1,863,737
    Centrais Eletricas Brasileiras SA Preferred Series B............................................    56,600        550,201
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR.......................    95,430      3,902,133
    Cia de Bebidas das Americas SA..................................................................       415         15,989
   #Cia de Bebidas das Americas SA ADR..............................................................   622,039     23,979,603
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.....................................    30,889        872,465
    Cia Energetica de Minas Gerais SA...............................................................   364,776      6,953,035
    Cia Energetica de Sao Paulo SA Preferred Series B...............................................   117,010      2,129,271
    Cia Paranaense de Energia SA Sponsored ADR Series A.............................................    55,300      1,120,378
    Cia Paranaense de Energia Series B..............................................................    16,600        336,747
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA..........................................    32,361        307,471
    Empresa Nasional de Comercio Redito e Participacoes SA..........................................       380          7,041
    Gerdau SA.......................................................................................   836,068      7,588,749
    Gerdau SA Sponsored ADR.........................................................................     9,025         82,128
    Itau Unibanco Holding SA........................................................................ 1,765,700     27,891,718
    Itau Unibanco Holding SA ADR....................................................................   153,946      2,433,886
    Klabin SA.......................................................................................   663,777      2,928,237
    Lojas Americanas SA.............................................................................   304,167      2,149,296
    Oi SA...........................................................................................   463,558      2,302,862
    Petroleo Brasileiro SA..........................................................................   106,500      1,013,444
    Petroleo Brasilerio SA ADR...................................................................... 1,654,500     31,485,135
    Telefonica Brasil SA............................................................................   232,784      5,435,640
    Ultrapar Participacoes SA Sponsored ADR.........................................................   254,308      5,953,350
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A.......................................   609,817      2,196,198
    Vale SA (2257127)............................................................................... 1,412,691     25,128,141
   *Vale SA (B011X91)...............................................................................    81,160             --
    Vale SA Sponsored ADR...........................................................................   234,800      4,163,004
                                                                                                               --------------
TOTAL BRAZIL........................................................................................              190,867,452
                                                                                                               --------------
CHILE -- (0.2%)
   *Embotelladora Andina SA Preferred Series B......................................................     9,255         53,680
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.............................................    91,271      5,469,871
                                                                                                               --------------
TOTAL CHILE.........................................................................................                5,523,551
                                                                                                               --------------
TOTAL PREFERRED STOCKS..............................................................................              196,391,003
                                                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12.....................       262             38
                                                                                                               --------------
CHILE -- (0.0%)
   *Cencosud SA Rights 07/21/12.....................................................................    71,603         28,265
                                                                                                               --------------
TOTAL RIGHTS/WARRANTS...............................................................................                   28,303
                                                                                                               --------------

                                     1430

THE EMERGING MARKETS SERIES
CONTINUED


                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)           VALUE+
                                                                              -------         -------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund....................................   218,000,000      218,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,634,906) to be repurchased at $1,602,857..  $      1,603        1,602,849
                                                                                      ---------------
TOTAL SECURITIES LENDING COLLATERAL...................................                    219,602,849
                                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,962,000,674)^^.............................................                $$2,897,793,193
                                                                                      ===============

                                     1431

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                       ------------ -------------- ------- --------------
Common Stocks
  Argentina...........................................................           --             --   --                --
  Brazil.............................................................. $168,891,419             --   --    $  168,891,419
  Chile...............................................................   51,248,186             --   --        51,248,186
  China...............................................................  121,922,042 $  264,467,121   --       386,389,163
  Colombia............................................................   12,631,656             --   --        12,631,656
  Czech Republic......................................................           --     11,492,725   --        11,492,725
  Egypt...............................................................           --      3,970,723   --         3,970,723
  Hungary.............................................................           --      9,896,590   --         9,896,590
  India...............................................................   17,724,440    190,463,868   --       208,188,308
  Indonesia...........................................................       42,888     84,308,314   --        84,351,202
  Israel..............................................................           --             13   --                13
  Malaysia............................................................           --    112,246,151   --       112,246,151
  Mexico..............................................................  171,502,392          7,241   --       171,509,633
  Peru................................................................   12,085,588             --   --        12,085,588
  Philippines.........................................................           --     32,988,265   --        32,988,265
  Poland..............................................................           --     38,888,536   --        38,888,536
  Russia..............................................................    3,233,815    122,251,939   --       125,485,754
  South Africa........................................................   42,097,222    179,384,672   --       221,481,894
  South Korea.........................................................   11,070,462    399,128,492   --       410,198,954
  Taiwan..............................................................    8,204,740    291,486,446   --       299,691,186
  Thailand............................................................   71,561,127             --   --        71,561,127
  Turkey..............................................................    1,019,703     47,554,262   --        48,573,965
Preferred Stocks
  Brazil..............................................................  190,867,452             --   --       190,867,452
  Chile...............................................................    5,523,551             --   --         5,523,551
Rights/Warrants
  Brazil..............................................................           38             --   --                38
  Chile...............................................................       28,265             --   --            28,265
Securities Lending Collateral.........................................           --    219,602,849   --       219,602,849
                                                                       ------------ --------------   --    --------------
TOTAL................................................................. $889,654,986 $2,008,138,207   --    $2,897,793,193
                                                                       ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1432

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES    VALUE++
                                                                          ------    -------
COMMON STOCKS -- (90.3%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................         1 $       --
    Ferrum SA de Ceramica y Metalurgia................................         1         --
                                                                                 ----------
TOTAL ARGENTINA.......................................................                   --
                                                                                 ----------
BRAZIL -- (8.5%)
    Aliansce Shopping Centers SA......................................   295,638  2,710,833
    All America Latina Logistica SA...................................   817,400  3,793,419
    Alpargatas SA.....................................................   109,240    659,961
    Amil Participacoes SA.............................................   142,908  1,375,242
    Anhanguera Educacional Participacoes SA...........................   520,845  7,396,345
   *Arezzo Industria e Comercio SA....................................   184,828  2,908,795
    Autometal SA......................................................    97,279    750,528
   *B2W Cia Global Do Varejo SA.......................................   192,100    631,834
   *Banco ABC Brasil SA...............................................    13,572     69,675
    Banco Alfa de Investimento SA.....................................       500      1,362
    Banco Mercantil do Brasil SA......................................     1,327     10,491
    Bematech SA.......................................................    69,500    127,523
   *BHG SA - Brazil Hospitality Group.................................     6,300     59,704
    Brasil Brokers Participacoes SA...................................   590,311  1,826,357
   *BrasilAgro - Companhia Brasileira de Propriedades Agricolas SA....     2,100      8,946
    Brookfield Incorporacoes SA....................................... 1,135,412  1,723,176
   *Camargo Correa Desenvolvimento Imobiliario SA.....................   109,836    290,509
   *CCX Carvao da Colombia SA.........................................   112,241    232,786
    CETIP SA - Mercados Organizados...................................   307,059  3,870,454
    Cia de Saneamento de Minas Gerais-Copasa SA.......................   287,721  7,037,174
    Cia Hering SA.....................................................   340,090  6,754,667
    Cia Providencia Industria e Comercio SA...........................    39,050    114,909
    Contax Participacoes SA...........................................     2,500     26,230
    CR2 Empreendimentos Imobiliarios SA...............................     9,400     19,954
    Cremer SA.........................................................    92,646    696,247
    CSU Cardsystem SA.................................................    74,700    145,084
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   123,033    900,593
    Cyrela Commercial Properties SA Empreendimentos e Participacoes...    38,600    508,589
    Diagnosticos da America SA........................................ 1,014,141  5,711,100
    Direcional Engenharia SA..........................................   150,409    708,299
    Duratex SA........................................................ 1,087,562  6,342,166
    Energias do Brazil SA.............................................   899,806  5,958,602
    Equatorial Energia SA.............................................   300,068  2,243,335
    Estacio Participacoes SA..........................................   350,271  4,309,161
    Eternit SA........................................................   357,989  1,874,498
    Even Construtora e Incorporadora SA...............................   902,367  2,866,684
    EZ Tec Empreendimentos e Participacoes SA.........................   186,358  1,977,985
   *Fertilizantes Heringer SA.........................................   114,000    856,168
    Fleury SA.........................................................   215,251  2,274,148
    Forjas Taurus SA..................................................    35,969     47,568
   *Gafisa SA.........................................................   404,600    503,479
  #*Gafisa SA ADR.....................................................   642,131  1,573,221
   *General Shopping Brasil SA........................................   109,417    474,681
  #*Gol Linhas Aereas Inteligentes SA ADR.............................   398,527  1,857,136
    Grendene SA.......................................................   409,234  2,312,576
    Guararapes Confeccoes SA..........................................    27,400  1,152,720
    Helbor Empreendimentos SA.........................................   585,072  2,595,308
   *IdeiasNet SA......................................................   266,700    223,855
    Iguatemi Empresa de Shopping Centers SA...........................   142,600  3,037,522
    Industrias Romi SA................................................    91,400    240,409
   *Inepar SA Industria e Construcoes.................................    20,840     23,187
    International Meal Co. Holdings SA................................    90,215    844,830
    Iochpe-Maxion SA..................................................   311,608  3,378,845

                                     1433

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
BRAZIL -- (Continued)
    JHSF Participacoes SA.............................................   383,647 $1,162,623
    Joao Fortes Engenharia SA.........................................    36,500    124,148
    JSL SA............................................................   262,900  1,308,598
   *Kepler Weber SA................................................... 3,202,300    375,050
   *Kroton Educacional SA Common Shares...............................    16,713     16,312
   *Kroton Educacional SA Unit Shares.................................   342,193  5,176,646
    Light SA..........................................................   388,907  4,801,555
   *LLX Logistica SA..................................................   179,225    262,383
    Localiza Rent a Car SA............................................   397,002  6,412,632
   *Log-in Logistica Intermodal SA....................................   115,150    357,947
    Lojas Renner SA...................................................   109,400  3,254,986
    LPS Brasil Consultoria de Imoveis SA..............................   160,070  2,804,271
   *Lupatech SA.......................................................    41,000     63,225
   *M. Dias Branco SA.................................................   164,941  4,628,200
    Magnesita Refratarios SA..........................................   842,504  2,479,162
    Mahle-Metal Leve SA Industria e Comercio..........................   217,000  2,349,810
    Marcopolo SA......................................................    13,500     59,291
   *Marfrig Alimentos SA..............................................   615,607  2,901,993
    Marisa Lojas SA...................................................   191,864  2,103,838
   *Metalfrio Solutions SA............................................    34,700     59,436
    Mills Estruturas e Servicos de Engenharia SA......................   285,300  3,881,595
    Minerva SA........................................................   246,358  1,114,454
   *MMX Mineracao e Metalicos SA...................................... 1,133,100  3,190,507
   *MPX Energia SA....................................................   112,241  1,834,351
    MRV Engenharia e Participacoes SA................................. 1,120,833  6,153,314
    Multiplan Empreendimentos Imobiliarios SA.........................    44,946  1,130,669
   *Multiplus SA......................................................   174,784  4,225,454
    Obrascon Huarte Lain Brasil SA....................................   430,500  3,710,048
   *OdontoPrev SA.....................................................   963,043  4,647,909
   *OSX Brasil SA.....................................................   186,450  1,091,841
   *Paranapanema SA...................................................   787,100    879,592
    PDG Realty SA Empreendimentos e Participacoes..................... 3,556,924  6,023,095
    Plascar Participacoes Industriais SA..............................   209,500     82,810
    Porto Seguro SA...................................................   294,100  2,543,164
   *PortX Operacoes Portuarias SA.....................................   348,025    501,012
   *Positivo Informatica SA...........................................   125,500    331,327
    Profarma Distribuidora de Produtos Farmaceuticos SA...............    38,500    205,539
   *QGEP Participacoes SA.............................................   239,799  1,021,591
    Raia Drogasil SA..................................................   652,675  7,331,924
    Redentor Energia SA...............................................    11,500     40,406
   *Refinaria de Petroleos Manguinhos SA.............................. 1,088,589    430,293
    Restoque Comercio e Confeccoes de Roupas SA.......................   385,387  1,993,511
    Rodobens Negocios Imobiliarios SA.................................    45,646    217,182
    Rossi Residencial SA..............................................   760,790  1,744,931
    Santos Brasil Participacoes SA....................................   186,188  2,906,575
    Sao Carlos Empreendimentos e Participacoes SA.....................    47,859    822,095
    Sao Martinho SA...................................................   197,864  2,124,248
    SLC Agricola SA...................................................   212,859  2,352,751
    Sonae Sierra Brasil SA............................................   134,100  1,848,685
   *Springs Global Participacoes SA...................................    94,700    122,003
    Sul America SA....................................................   740,709  4,485,747
   *T4F Entretenimento SA.............................................    12,200    101,091
   *TAM SA Sponsored ADR..............................................    38,100    990,600
    Tecnisa SA........................................................   419,631  1,494,879
    Tegma Gestao Logistica SA.........................................   107,235  1,789,692
   *Tempo Participacoes SA............................................   258,702    468,370
    Tereos Internacional SA...........................................   216,483    281,010
   *Terna Participacoes SA............................................     5,300    184,641
    Totvs SA..........................................................   453,100  8,335,873
   *Trisul SA.........................................................     2,838      3,573
    Triunfo Participacoes e Investimentos SA..........................    88,637    346,036

                                     1434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         SHARES      VALUE++
                                                                                                         ------      -------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA.................    207,850 $  3,249,812
   *Vanguarda Agro SA...............................................................................  3,550,167      641,012
   *Via Varejo SA...................................................................................     55,616      503,182
   *Viver Incorporadora e Construtora SA............................................................    673,040      482,807
                                                                                                                ------------
TOTAL BRAZIL........................................................................................             226,602,177
                                                                                                                ------------
CHILE -- (1.4%)
    AFP Cuprum SA...................................................................................      1,398       74,571
    Almendral SA....................................................................................    341,184       45,946
   *Azul Azul SA....................................................................................      1,164        4,149
    Banmedica SA....................................................................................  1,312,094    2,308,932
    Besalco SA......................................................................................  1,466,219    2,482,929
   *Cementos Bio-Bio SA.............................................................................    452,622      665,690
    Cia General de Electricidad SA..................................................................    110,134      483,654
    Cintac SA.......................................................................................    324,650      144,588
   *Compania Sud Americana de Vapores SA............................................................ 18,570,427    2,269,612
    Corpbanca SA.................................................................................... 72,357,592      903,814
    Cristalerias de Chile SA........................................................................    156,836    1,226,423
    Empresa Electrica Pilmaiquen SA.................................................................     46,897      201,480
    Empresas Hites SA...............................................................................    340,060      225,415
    Empresas Iansa SA............................................................................... 11,187,229      894,515
   *Empresas La Polar SA............................................................................    347,940      177,303
    Forus SA........................................................................................    179,770      744,775
    Gasco SA........................................................................................     76,171      536,487
    Grupo Security SA...............................................................................    429,864      144,631
    Inversiones Aguas Metropolitanas SA.............................................................  1,827,322    3,327,221
    Madeco SA....................................................................................... 27,288,748    1,074,592
    Masisa SA.......................................................................................  6,035,034      587,564
    Molibdenos y Metales SA.........................................................................      5,009       83,008
    Multiexport Foods SA............................................................................  1,933,937      484,736
    Parque Arauco SA................................................................................  2,280,267    4,321,998
    PAZ Corp. SA....................................................................................    498,600      236,519
    Ripley Corp. SA.................................................................................  1,761,001    1,568,577
    Salfacorp SA....................................................................................    766,536    1,410,013
    Sigdo Koppers SA................................................................................    658,257    1,583,089
   *Sociedad Matriz SAAM SA.........................................................................  4,636,827      513,869
    Socovesa SA.....................................................................................  1,653,962      692,077
    Sonda SA........................................................................................    725,744    2,173,849
    Soquimic Comercial SA...........................................................................    562,478      146,809
    Vina Concha Y Toro SA...........................................................................  2,134,301    4,177,969
   #Vina Concha Y Toro SA Sponsored ADR.............................................................      1,725       67,396
    Vina San Pedro Tarapaca SA...................................................................... 40,113,498      245,127
                                                                                                                ------------
TOTAL CHILE.........................................................................................              36,229,327
                                                                                                                ------------
CHINA -- (12.9%)
    361 Degrees International, Ltd..................................................................  2,422,000      540,192
   #Ajisen China Holdings, Ltd......................................................................  1,955,000    1,346,648
    AMVIG Holdings, Ltd.............................................................................  1,574,000      707,113
    Anhui Expressway Co., Ltd. Series H.............................................................  2,282,000    1,026,243
    Anhui Tianda Oil Pipe Co., Ltd. Series H........................................................    225,000       29,926
   #Anta Sports Products, Ltd.......................................................................  3,344,000    1,866,248
    Anton Oilfield Services Group...................................................................  3,334,000      654,701
    Anxin-China Holdings, Ltd.......................................................................  8,043,000    1,475,383
    Asia Cement China Holdings Corp.................................................................  2,032,000      811,949
   *Asia Energy Logistics Group, Ltd................................................................ 23,460,000      358,473
    Asian Citrus Holdings, Ltd......................................................................  2,660,000    1,264,469
   *Ausnutria Dairy Corp., Ltd......................................................................    365,000       68,720
    AviChina Industry & Technology Co., Ltd. Series H...............................................  6,886,788    2,056,465
    Baoye Group Co., Ltd. Series H..................................................................  1,860,000      951,242
  #*BaWang International Group Holding, Ltd.........................................................  5,190,000      364,663
    Beijing Capital International Airport Co., Ltd. Series H........................................  6,690,000    4,536,580

                                     1435

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
    Beijing Capital Land, Ltd. Series H...............................  4,864,500 $1,483,312
   *Beijing Development HK, Ltd.......................................    559,000     86,249
   #Beijing Enterprises Water Group, Ltd.............................. 10,899,660  2,013,547
    Beijing Jingkelong Co., Ltd. Series H.............................    547,749    369,911
    Beijing North Star Co., Ltd. Series H.............................  2,182,000    391,035
   *Beijing Properties Holdings, Ltd..................................  4,615,061    222,518
   *Besunyen Holdings Co., Ltd........................................  2,476,000    215,998
   #Biostime International Holdings, Ltd..............................    395,500    882,704
   #Boer Power Holdings, Ltd..........................................    849,000    233,492
    Bosideng International Holdings, Ltd..............................  9,272,000  2,424,468
    BYD Electronic International Co., Ltd.............................  3,332,315    652,653
    C C Land Holdings, Ltd............................................  6,190,343  1,319,816
    C.P. Pokphand Co., Ltd............................................ 14,560,594  1,795,227
   *Carnival Group International Holdings, Ltd........................  2,058,000    105,915
    Catic Shenzhen Holdings, Ltd. Series H............................    310,000    114,304
    Central China Real Estate, Ltd....................................  2,490,626    607,780
    Centron Telecom International Holdings, Ltd.......................    166,117     14,663
   *CGN Mining Co., Ltd...............................................  4,440,000    403,603
   #Changshouhua Food Co., Ltd........................................    908,000    454,207
  #*Chaoda Modern Agriculture Holdings, Ltd...........................  6,771,138    406,249
   #Chaowei Power Holdings, Ltd.......................................  1,413,000    814,171
  #*Chigo Holding, Ltd................................................ 17,280,000    352,311
   *Chiho-Tiande Group, Ltd...........................................     16,000      8,209
    China Aerospace International Holdings, Ltd.......................  9,836,500    705,199
    China Agri-Industries Holdings, Ltd...............................  5,894,000  2,900,721
  #*China All Access Holdings, Ltd....................................  2,060,000    391,342
    China Aoyuan Property Group, Ltd..................................  2,960,000    383,558
   #China Automation Group, Ltd.......................................  2,230,000    397,179
    China BlueChemical, Ltd. Series H.................................    674,000    442,842
   *China Chengtong Development Group, Ltd............................  2,298,000     93,018
   *China Communications Services Corp., Ltd. Series H................  1,567,200    796,418
   *China Datang Corp Renewable Power Co., Ltd. Class H...............    642,000     73,120
   #China Dongxiang Group Co., Ltd.................................... 11,595,985    907,292
   *China Energine International Holdings, Ltd........................    524,000     12,617
   #China Everbright International, Ltd...............................  7,170,800  3,700,582
    China Everbright, Ltd.............................................  3,026,000  4,044,857
    China Foods, Ltd..................................................  3,036,000  2,840,102
    China Gas Holdings, Ltd...........................................  9,067,500  4,805,996
    China Glass Holdings, Ltd.........................................  2,758,000    277,881
   *China Grand Forestry Green Resources Group, Ltd...................    362,987     22,062
   #China Green Holdings, Ltd.........................................  2,208,000    491,478
    China Haidian Holdings, Ltd.......................................  5,944,000    626,765
   #China High Precision Automation Group, Ltd........................  1,289,000    446,305
  #*China High Speed Transmission Equipment Group Co., Ltd............  4,725,000  1,264,259
  #*China Huiyuan Juice Group, Ltd....................................  2,466,500    822,427
   *China ITS Holdings Co., Ltd.......................................  3,756,000    490,491
    China Liansu Group Holdings, Ltd..................................  2,586,000  1,154,180
    China Lilang, Ltd.................................................  1,683,000  1,015,100
   #China Lumena New Materials Corp................................... 12,574,000  1,954,957
   #China Medical System Holdings, Ltd................................  3,421,500  1,689,326
   #China Metal Recycling Holdings, Ltd...............................  1,937,286  1,370,025
   *China Mining Resources Group, Ltd................................. 25,526,000    371,960
   *China Modern Dairy Holdings, Ltd..................................  1,128,000    295,944
  #*China Molybdenum Co., Ltd. Series H...............................  4,735,000  1,752,199
   #China National Materials Co., Ltd. Series H.......................  3,942,000    943,572
   *China Nickel Resources Holdings Co., Ltd..........................    358,000     24,821
   *China Oil & Gas Group, Ltd........................................ 14,080,000  1,391,038
    China Oriental Group Co., Ltd.....................................     10,000      2,267
    China Overseas Grand Oceans Group, Ltd............................  2,327,500  2,119,726
  #*China Pharmaceutical Group, Ltd...................................  3,475,877    869,959
   #China Power International Development, Ltd........................  6,253,000  1,693,393

                                     1436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
   *China Power New Energy Development Co., Ltd....................... 15,720,000 $  575,630
  #*China Precious Metal Resources Holdings Co., Ltd..................  8,310,318  1,187,136
   *China Properties Group, Ltd.......................................  2,204,000    731,135
   *China Qinfa Group, Ltd............................................  3,446,000    352,226
   #China Rare Earth Holdings, Ltd....................................  4,424,000    933,593
    China Resources Gas Group, Ltd....................................    414,000    802,372
   #China Rongsheng Heavy Industries Group Holdings, Ltd.............. 10,738,500  1,474,769
    China Sanjiang Fine Chemicals Co., Ltd............................  1,926,000    466,192
    China SCE Property Holdings, Ltd..................................  1,621,000    375,615
    China Shanshui Cement Group, Ltd..................................  6,038,000  3,402,230
   #China Shineway Pharmaceutical Group, Ltd..........................  1,273,200  1,800,109
    China Shipping Development Co., Ltd. Series H.....................  4,892,000  1,996,567
    China Singyes Solar Technologies Holdings, Ltd....................  1,551,200    501,300
    China South City Holdings, Ltd....................................  6,558,000    985,196
    China Starch Holdings, Ltd........................................  6,190,000    154,546
    China State Construction International Holdings, Ltd..............    470,960    487,994
    China Sunshine Paper Holdings Co., Ltd............................    882,578     88,338
    China Suntien Green Energy Corp., Ltd. Series H...................  5,197,000    863,133
   *China Taiping Insurance Holdings Co., Ltd.........................    493,000    688,100
   *China Tianyi Holdings, Ltd........................................  1,152,000    174,010
    China Tontine Wines Group, Ltd....................................  3,552,000    304,695
    China Travel International Investment Hong Kong, Ltd.............. 14,349,900  2,596,172
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................  4,040,000    594,257
   #China Water Affairs Group, Ltd....................................  4,328,000  1,045,975
    China Wireless Technologies, Ltd..................................  5,648,000    851,997
  #*China Yurun Food Group, Ltd.......................................  5,196,000  3,093,667
  #*China ZhengTong Auto Services Holdings, Ltd.......................  3,025,500  1,436,390
  #*China Zhongwang Holdings, Ltd.....................................  5,631,600  2,057,942
   *Chinasoft International, Ltd......................................  2,950,000    630,315
   *ChinaVision Media Group, Ltd......................................    320,000     11,738
  #*Chongqing Iron & Steel Co., Ltd. Series H.........................  2,009,400    241,351
    Chongqing Machinery & Electric Co., Ltd. Series H.................  4,162,000    522,763
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........  1,405,000    342,806
    CIMC Enric Holdings, Ltd..........................................  1,046,000    544,789
  #*Citic 21CN Co., Ltd...............................................  6,319,200    292,561
   *Citic Resources Holdings, Ltd..................................... 10,450,600  1,510,092
    Clear Media, Ltd..................................................     79,000     45,733
   *CNNC International, Ltd...........................................     28,042      6,850
   *Coastal Greenland, Ltd............................................  1,384,000     45,334
   #Comba Telecom Systems Holdings, Ltd...............................  3,417,577    915,085
  #*Comtec Solar Systems Group, Ltd...................................  2,134,000    180,157
    COSCO International Holdings, Ltd.................................  2,703,000  1,026,184
    CPMC Holdings, Ltd................................................    849,000    578,916
    Da Ming International Holdings, Ltd...............................     42,000      5,676
   *DaChan Food Asia, Ltd.............................................  1,370,955    234,129
    Dah Chong Hong Holdings, Ltd......................................  2,537,000  2,173,630
   *Dalian Port (PDA) Co., Ltd. Series H..............................  3,380,000    673,667
   #Daphne International Holdings, Ltd................................  2,976,000  2,958,867
  #*Daqing Dairy Holdings, Ltd........................................    922,000    199,745
    Dawnrays Pharmaceutical Holdings, Ltd.............................  1,182,943    267,577
   #DBA Telecommunication Asia Holdings, Ltd..........................  1,976,000  1,228,159
    Digital China Holdings, Ltd.......................................  2,575,800  4,009,624
   *Dongiang Environmental Co., Ltd. Series H.........................     55,600    230,710
   #Dongyue Group Co., Ltd............................................  3,492,000  1,838,124
   #Dynasty Fine Wines Group, Ltd.....................................  1,528,000    233,688
   #Embry Holdings, Ltd...............................................    448,000    199,543
   *Enerchina Holdings, Ltd...........................................  2,066,110     19,807
    ENN Energy Holdings, Ltd..........................................    208,000    788,112
    Evergreen International Holdings, Ltd.............................    978,000    222,032
   *Extrawell Pharmaceutical Holdings, Ltd............................  6,657,921    418,764
    Fantasia Holdings Group Co., Ltd..................................  4,497,000    460,707

                                     1437

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
  #*First Tractor Co., Ltd. Series H..................................  2,155,176 $1,679,727
   #Franshion Properties China, Ltd................................... 13,062,300  3,987,380
   #Fufeng Group, Ltd.................................................  3,175,000    997,088
    GCL-Poly Energy Holdings, Ltd.....................................  4,030,000    592,665
   #Geely Automobile Holdings, Ltd.................................... 14,205,000  4,661,704
    Global Bio-Chem Technology Group Co., Ltd.........................  8,124,800    926,401
   *Global Sweeteners Holdings, Ltd...................................  2,200,951    111,474
  #*Glorious Property Holdings, Ltd...................................  9,785,501  1,463,363
    Goldbond Group Holdings, Ltd......................................    350,000     12,606
   *Golden Meditech Holdings, Ltd.....................................  3,708,000    415,161
    Goldlion Holdings, Ltd............................................    855,962    361,235
    GOME Electrical Appliances Holding, Ltd........................... 36,095,000  2,907,889
   #Good Friend International Holdings, Inc...........................    436,667    176,273
   *Goodbaby International Holdings, Ltd..............................    232,000     56,530
   *Goodtop Tin International Holdings, Ltd...........................  6,390,000    374,466
    Great Wall Technology Co., Ltd. Series H..........................  1,678,950    296,173
   *Greatview Aseptic Packaging Co., Ltd..............................    212,000    101,942
   #Greentown China Holdings, Ltd.....................................  2,422,148  2,546,420
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................    834,000  1,448,643
  #*Guangzhou Shipyard International Co., Ltd. Series H...............    599,400    378,295
   *Haier Electronics Group Co., Ltd..................................  2,450,000  2,812,216
    Hainan Meilan International Airport Co., Ltd. Series H............    517,000    287,216
    Haitian International Holdings, Ltd...............................  1,742,000  1,675,505
    Harbin Electric Co., Ltd. Series H................................  2,531,413  1,887,295
    Henderson Investment, Ltd.........................................    596,000     42,865
  #*Heng Tai Consumables Group, Ltd................................... 18,633,193    436,079
   #Hengdeli Holdings, Ltd............................................  7,738,000  2,137,532
  #*Hi Sun Technology, Ltd............................................  4,446,000    492,984
  #*Hidili Industry International Development, Ltd....................  5,439,000  1,246,619
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..............  1,079,000    176,624
    HKC Holdings, Ltd................................................. 17,896,447    677,508
   #Hong Kong Resources Holdings Co., Ltd.............................  2,237,450    101,328
    Honghua Group, Ltd................................................  3,834,000    566,416
   *Hopefluent Group Holdings, Ltd....................................     59,670     15,874
   #Hopewell Highway Infrastructure, Ltd..............................  2,405,500  1,148,788
  #*Hopson Development Holdings, Ltd..................................  3,476,000  2,224,339
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..........................  4,671,360    842,513
   #Huabao International Holdings, Ltd................................  6,523,014  2,861,496
   *Huadian Power International Corp. Series H........................  1,304,000    409,052
  #*Hunan Nonferrous Metal Corp., Ltd. Series H.......................  8,774,000  2,724,548
   *Huscoke Resources Holdings, Ltd...................................  8,002,000     89,174
    Hutchison Harbour Ring, Ltd.......................................  6,888,000    566,218
    Inspur International, Ltd.........................................  8,070,000    226,678
   *Interchina Holdings Co., Ltd...................................... 14,085,000    787,540
   #International Taifeng Holdings, Ltd...............................  1,100,000    251,047
   #Intime Department Store Group Co., Ltd............................  3,386,000  3,169,407
  #*Jinchuan Group International Resources Co., Ltd...................  2,421,000    376,602
   #Jingwei Textile Machinery Co., Ltd. Series H......................    966,000    459,732
    Ju Teng International Holdings, Ltd...............................  3,230,000    921,342
   *Kai Yuan Holdings, Ltd............................................  9,840,000    240,528
  #*Kaisa Group Holdings, Ltd.........................................  6,735,000  1,232,733
    Kasen International Holdings, Ltd.................................    222,000     34,403
    Kingboard Chemical Holdings, Ltd..................................  2,070,351  4,246,780
    Kingboard Laminates Holdings, Ltd.................................  3,669,500  1,378,921
  #*Kingdee International Software Group Co., Ltd.....................  6,707,200    772,232
   #Kingsoft Corp., Ltd...............................................  3,169,000  1,300,679
    Kingway Brewery Holdings, Ltd.....................................  4,396,800  1,273,285
   #KWG Property Holding, Ltd.........................................  5,039,450  2,759,733
    Lai Fung Holdings, Ltd............................................ 18,890,440    356,715
  #*Le Saunda Holdings, Ltd...........................................    954,000    259,513
    Lee & Man Paper Manufacturing, Ltd................................  5,830,000  2,349,344

                                     1438

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
    Leoch International Technology, Ltd...............................    755,000 $   91,953
   #Li Ning Co., Ltd..................................................  2,767,000  1,423,415
   #Lianhua Supermarket Holdings Co., Ltd. Series H...................  1,698,600  1,685,818
   #Lijun International Pharmaceutical Holding, Ltd...................  4,835,000  1,182,123
   #Lingbao Gold Co., Ltd. Series H...................................  1,384,000    528,608
   *LK Technology Holdings, Ltd.......................................    837,500    174,367
   #Lonking Holdings, Ltd.............................................  6,998,000  1,279,207
   *Loudong General Nice Resources China Holdings, Ltd................  7,842,140    348,034
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  7,244,000  1,610,901
    Magic Holdings International, Ltd.................................  1,475,600    528,401
   #Maoye International Holdings, Ltd.................................  5,009,000    783,555
    Microport Scientific Corp.........................................  1,326,000    562,690
   #MIE Holdings Corp.................................................  3,306,000    837,791
    Min Xin Holdings, Ltd.............................................    418,000    227,646
   #Mingfa Group International Co., Ltd...............................  3,919,000  1,006,985
   *Mingyuan Medicare Development Co., Ltd............................  9,920,000    159,598
    Minmetals Land, Ltd...............................................  5,114,000    610,762
  #*Minmetals Resources, Ltd..........................................  6,030,000  2,254,207
    Minth Group, Ltd..................................................  1,675,000  1,706,981
   *Nam Fong International Holdings, Ltd..............................    306,758     26,510
   *Nan Hai Corp, Ltd.................................................  9,800,000     40,230
    Nanjing Panda Electronics Co., Ltd. Series H......................    246,000     50,702
    NetDragon Websoft, Inc............................................    320,044    257,746
    New World Department Store China, Ltd.............................  1,795,462    971,250
   #Nine Dragons Paper Holdings, Ltd..................................  1,045,000    487,135
   #NVC Lighting Holdings, Ltd........................................  5,129,000    925,967
   #O-Net Communications Group, Ltd...................................  1,251,000    278,314
    Overseas Chinese Town Asia Holdings, Ltd..........................    408,183    152,012
    Pacific Online, Ltd...............................................    711,365    235,094
    Parkson Retail Group, Ltd.........................................     93,500     83,750
   *PAX Global Technology, Ltd........................................    187,000     39,577
    PCD Stores Group, Ltd............................................. 10,722,000    769,943
   #Peak Sport Products Co., Ltd......................................  3,086,000    447,537
   *PetroAsian Energy Holdings, Ltd...................................  3,772,000     76,241
   #Phoenix Satellite Television Holdings, Ltd........................  2,986,000    894,714
  #*Poly Hong Kong Investment, Ltd....................................  8,319,000  4,322,347
   #Ports Design, Ltd.................................................  1,488,000  1,458,391
   *Pou Sheng International Holdings, Ltd.............................  4,028,806    320,769
    Powerlong Real Estate Holdings, Ltd...............................  5,069,000    875,554
    Prosperity International Holdings HK, Ltd.........................  5,020,000    212,791
    Qingling Motors Co., Ltd. Series H................................  1,694,000    376,207
    Qunxing Paper Holdings Co., Ltd...................................    669,913    174,493
   #Real Gold Mining, Ltd.............................................    300,500    341,394
   #Real Nutriceutical Group, Ltd.....................................  3,057,000    808,797
    Regent Manner International Holdings, Ltd.........................  2,609,000    492,451
  #*Renhe Commercial Holdings Co., Ltd................................ 44,304,000  1,811,342
    REXLot Holdings, Ltd.............................................. 27,100,000  1,721,631
   *Richly Field China Development, Ltd...............................  6,980,000     79,209
   #Road King Infrastructure, Ltd.....................................    922,000    596,355
   #Royale Furniture Holdings, Ltd....................................  1,331,000    175,781
    Samson Holding, Ltd...............................................  1,063,000    125,579
   #Sany Heavy Equipment International Holdings Co., Ltd..............  3,147,000  1,564,469
    Sateri Holdings, Ltd..............................................     71,000     15,722
   *Semiconductor Manufacturing International Corp.................... 93,483,000  3,362,977
   #Shandong Chenming Paper Holdings, Ltd. Series H...................  1,233,500    388,059
    Shandong Molong Petroleum Machinery Co., Ltd. Series H............    835,362    191,369
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H.................    114,000     25,807
  #*Shanghai Industrial Urban Development Group, Ltd..................  5,874,000  1,007,332
   #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H..  3,598,000    472,351
    Shanghai Prime Machinery Co., Ltd. Series H.......................  4,298,000    587,273
   *Shanghai Zendai Property, Ltd.....................................  7,225,000    106,936

                                     1439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
    Shengli Oil & Gas Pipe Holdings, Ltd..............................  3,709,500 $  243,084
    Shenguan Holdings Group, Ltd......................................  4,152,000  2,319,352
    Shenzhen Expressway Co., Ltd. Series H............................  2,524,400    911,288
    Shenzhen International Holdings, Ltd.............................. 42,344,300  2,663,853
    Shenzhen Investment, Ltd.......................................... 10,634,000  2,438,860
    Shenzhou International Group, Ltd.................................  1,389,000  2,441,606
   *Shougang Concord Century Holdings, Ltd............................  1,137,153     40,839
  #*Shougang Concord International Enterprises Co., Ltd............... 19,752,000    947,917
   #Shougang Fushan Resources Group, Ltd.............................. 11,078,000  2,958,602
   #Shui On Land, Ltd................................................. 11,744,405  4,756,524
    Sichuan Expressway Co., Ltd. Series H.............................  3,240,000    981,567
   #Sihuan Pharmaceutical Holdings Group, Ltd.........................  7,073,000  2,651,438
    Sijia Group Co., Ltd..............................................    956,349    225,333
  #*Silver Base Group Holdings, Ltd...................................  2,057,000    832,350
    Silver Grant International Industries, Ltd........................  5,220,000    837,837
   #SIM Technology Group, Ltd.........................................  3,488,000    154,123
    Sino Biopharmaceutical, Ltd....................................... 10,676,000  4,023,418
  #*Sino Dragon New Energy Holdings, Ltd..............................  5,568,000    124,539
  #*Sino Oil & Gas Holdings, Ltd...................................... 31,972,766    731,337
   *Sino Prosper State Gold Resources Holdings, Ltd...................  2,110,000     84,297
   #Sinofert Holdings, Ltd............................................  7,863,327  1,591,885
   *Sinolink Worldwide Holdings, Ltd.................................. 10,218,800    666,643
    SinoMedia Holding, Ltd............................................    643,000    248,103
    Sino-Ocean Land Holdings, Ltd..................................... 11,976,054  5,779,191
    Sinopec Kantons Holdings, Ltd.....................................  2,388,000  1,862,299
    Sinotrans Shipping, Ltd...........................................  4,418,086    920,538
    Sinotrans, Ltd. Series H..........................................  6,217,000    757,993
   #Sinotruk Hong Kong, Ltd...........................................  2,707,000  1,422,174
   #Skyworth Digital Holdings, Ltd....................................  7,683,757  2,947,773
   *SMI Corp., Ltd....................................................  7,884,066    198,418
  #*Solargiga Energy Holdings, Ltd....................................  3,278,000    201,623
   #Sparkle Roll Group, Ltd...........................................  5,720,000    328,262
   *SPG Land Holdings, Ltd............................................    671,000    140,366
   *SRE Group, Ltd.................................................... 13,642,346    542,094
   #Sunac China Holdings, Ltd.........................................  3,274,000  1,378,259
    Sunny Optical Technology Group Co., Ltd...........................  1,374,000    529,788
    Tak Sing Alliance Holdings, Ltd...................................    253,257     26,341
    TCC International Holdings, Ltd...................................  3,987,098    965,391
    TCL Communication Technology Holdings, Ltd........................  2,011,198    419,668
    TCL Multimedia Technology Holdings, Ltd...........................  2,684,510    924,545
   *Tech Pro Technology Development, Ltd..............................  2,794,000  1,078,834
    Texhong Textile Group, Ltd........................................    588,000    193,341
    Tian An China Investments Co., Ltd................................  1,193,000    629,204
    Tian Shan Development Holdings, Ltd...............................    822,000    183,898
    Tiangong International Co., Ltd...................................  4,108,000    843,616
    Tianjin Capital Environmental Protection Group Co., Ltd. Series H.  1,542,000    348,366
   *Tianjin Development Holdings, Ltd.................................  1,624,000    767,116
    Tianjin Port Development Holdings, Ltd............................  5,858,800    623,768
    Tianneng Power International, Ltd.................................  2,422,048  1,485,450
    Tomson Group, Ltd.................................................  1,060,443    230,592
    Tong Ren Tang Technologies Co., Ltd. Series H.....................    935,000  1,740,027
   #Towngas China Co., Ltd............................................  2,893,000  2,017,840
    TPV Technology, Ltd...............................................  3,613,964    671,503
    Trauson Holdings Co., Ltd.........................................  1,067,000    465,748
    Travelsky Technology, Ltd. Series H...............................  3,254,090  1,572,725
   *Trony Solar Holdings Co., Ltd.....................................  1,757,000    142,741
    Truly International Holdings, Ltd.................................  5,411,573    798,337
    Uni-President China Holdings, Ltd.................................  2,351,000  2,233,852
  #*United Energy Group, Ltd.......................................... 11,816,450  1,778,847
   *United Gene High-Tech Group, Ltd.................................. 13,710,000     47,512
   #Vinda International Holdings, Ltd.................................  1,963,000  3,215,454

                                     1440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
CHINA -- (Continued)
   #VODone, Ltd....................................................... 13,151,600 $  1,007,150
   #Wasion Group Holdings, Ltd........................................  1,770,000      744,236
    Weiqiao Textile Co., Ltd. Series H................................  2,212,000      726,212
    Welling Holding, Ltd..............................................  3,316,000      489,014
   #West China Cement, Ltd............................................ 11,868,000    1,786,490
   *Winsway Coking Coal Holdings, Ltd.................................  1,263,000      176,108
    Winteam Pharmaceutical Group, Ltd.................................  2,332,000      414,453
  #*Wumart Stores, Inc. Series H......................................    368,000      710,147
    Xiamen International Port Co., Ltd. Series H......................  5,166,000      510,526
   #Xingda International Holdings, Ltd................................  3,430,000    1,149,117
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.............    307,103      134,992
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.........  1,292,000      408,955
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H................  2,495,598      454,342
    Xiwang Sugar Holdings Co., Ltd....................................  3,103,178      293,666
   #XTEP International Holdings, Ltd..................................  2,481,500      758,158
   *Yanchang Petroleum International, Ltd............................. 10,790,000      762,080
   *Yantai North Andre Juice Co. Series H.............................  3,885,000      144,953
   #Yingde Gases Group Co., Ltd.......................................  2,844,000    2,431,160
    Yip's Chemical Holdings, Ltd......................................    940,000      610,046
   #Youyuan International Holdings, Ltd...............................     77,000       14,843
    Yuexiu Property Co., Ltd.......................................... 21,405,432    4,820,950
   #Yuexiu Transport Infrastructure, Ltd..............................  2,606,018    1,256,147
    Yuzhou Properties Co..............................................    433,600      101,897
    Zhejiang Expressway Co., Ltd. Series H............................  4,076,000    2,931,850
  #*Zhejiang Glass Co., Ltd. Series H.................................    445,000           --
   *Zhong An Real Estate, Ltd.........................................  1,057,400      119,269
   #Zhongsheng Group Holdings, Ltd....................................  1,787,500    1,899,424
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................  1,344,000    3,180,379
                                                                                  ------------
TOTAL CHINA...........................................................             345,089,697
                                                                                  ------------
HONG KONG -- (0.0%)
   *Qualipak International Holdings, Ltd..............................    302,200       32,345
                                                                                  ------------
HUNGARY -- (0.1%)
   *CIG Pannonia Life Insurance P.L.C. Class A........................        510          621
   *Danubius Hotel & Spa P.L.C........................................     45,091      462,188
    EGIS Pharmaceuticals P.L.C........................................     11,973      831,282
  #*FHB Mortgage Bank NYRT............................................     42,048       88,004
   *Fotex Holding SE Co., Ltd.........................................    119,895       67,852
   *PannErgy P.L.C....................................................    127,046      325,345
    Zwack Unicum NYRT.................................................        781       44,280
                                                                                  ------------
TOTAL HUNGARY.........................................................               1,819,572
                                                                                  ------------
INDIA -- (7.8%)
   *3M India, Ltd.....................................................      5,008      327,667
   *A2Z Maintenance & Engineering Services, Ltd.......................     28,786       39,390
    Aban Offshore, Ltd................................................     61,612      419,223
    ABG Shipyard, Ltd.................................................     65,442      439,516
    Aditya Birla Nuvo, Ltd............................................     27,473      389,460
    Agro Tech Foods, Ltd..............................................     42,463      352,768
    AIA Engineering, Ltd..............................................     44,197      250,758
    Ajmera Realty & Infra India, Ltd..................................     12,450       23,818
    Akzo Nobel India, Ltd.............................................     52,316      826,890
    Alembic Pharmaceuticals, Ltd......................................    290,383      312,507
   *Alembic, Ltd......................................................    223,606       60,452
    Allahabad Bank, Ltd...............................................    403,312      964,378
    Allcargo Logistics, Ltd...........................................      3,483        8,458
    Alok Industries, Ltd..............................................  1,686,561      473,850
   *Alstom India, Ltd.................................................     76,103      496,004
   *Alstom T&D India, Ltd.............................................    153,402      504,586
    Amara Raja Batteries, Ltd.........................................     79,233      415,861

                                     1441

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Amtek Auto, Ltd...................................................   429,408 $  794,682
   *Amtek India, Ltd..................................................   135,198    225,351
    Anant Raj Industries, Ltd.........................................   512,346    434,442
    Andhra Bank, Ltd..................................................   583,113  1,064,891
    Ansal Properties & Infrastructure, Ltd............................    82,517     38,008
   *Apollo Hospitals Enterprise, Ltd..................................   249,642  2,832,180
    Apollo Tyres, Ltd.................................................   663,125    921,639
   *Arvind, Ltd.......................................................   719,327    922,405
   *Asahi India Glass, Ltd............................................   220,013    237,887
   *Ashok Leyland, Ltd................................................ 5,360,892  2,139,344
    Asian Hotels East, Ltd............................................    12,280     55,811
    Asian Hotels West, Ltd............................................       656      1,475
    Aurobindo Pharma, Ltd.............................................   598,461  1,167,895
    Automotive Axles, Ltd.............................................    19,185    130,014
    B.L. Kashyap & Sons, Ltd..........................................       554         89
   *Bajaj Corp., Ltd..................................................     8,427     21,667
    Bajaj Electricals, Ltd............................................   154,730    490,178
   *Bajaj Finance, Ltd................................................    54,152    993,250
   *Bajaj Finserv, Ltd................................................   115,432  1,537,275
    Bajaj Hindusthan, Ltd............................................. 1,198,145    654,793
   *Bajaj Holdings & Investment, Ltd..................................    86,830  1,212,334
    Balkrishna Industries, Ltd........................................    45,265    240,104
    Ballarpur Industries, Ltd.........................................   926,996    318,666
    Balmer Lawrie & Co., Ltd..........................................    23,602    240,721
    Balrampur Chini Mills, Ltd........................................   745,160    720,364
    Bank of Maharashtra, Ltd..........................................   583,785    483,328
    Bannari Amman Sugars, Ltd.........................................    15,663    226,455
    BASF India, Ltd...................................................    18,450    184,507
    Bata India, Ltd...................................................    90,792  1,448,380
    BEML, Ltd.........................................................    58,553    333,586
    Berger Paints India, Ltd..........................................   573,500  1,431,819
   *BF Utilities, Ltd.................................................    49,186    358,236
   *BGR Energy Systems, Ltd...........................................   112,555    563,314
    Bharat Forge, Ltd.................................................   317,272  1,711,083
    Bhushan Steel, Ltd................................................   374,455  3,178,175
   *Biocon, Ltd.......................................................   172,686    746,548
    Birla Corp., Ltd..................................................   104,359    398,661
    Blue Dart Express, Ltd............................................    19,007    668,383
    Blue Star, Ltd....................................................   119,701    407,583
    Bombay Burmah Trading Co..........................................     6,565     64,726
    Bombay Dyeing & Manufacturing Co., Ltd............................   119,157  1,070,984
    Bombay Rayon Fashions, Ltd........................................    17,322     76,552
    Brigade Enterprises, Ltd..........................................     5,002      4,259
    Britannia Industries, Ltd.........................................   172,714  1,440,277
    Cadila Healthcare, Ltd............................................     4,578     72,980
    Carborundum Universal, Ltd........................................   304,350    827,956
    Central Bank of India............................................. 1,068,376  1,370,693
    Centum Electronics, Ltd...........................................     5,939      8,505
    Century Plyboards India, Ltd......................................   137,796    123,618
    Century Textiles & Industries, Ltd................................   159,176    829,572
    CESC, Ltd.........................................................   238,911  1,279,375
    Chambal Fertilizers & Chemicals, Ltd..............................   584,197    747,179
    Chennai Petroleum Corp., Ltd......................................   161,968    354,404
    Cholamandalam Investment & Finance Co., Ltd.......................    71,956    276,238
    City Union Bank, Ltd..............................................   636,615    594,065
    Clariant Chemicals (India), Ltd...................................    27,851    314,781
    CMC, Ltd..........................................................    55,642    981,021
    Core Education & Technologies, Ltd................................   167,913    876,140
    Coromandel International, Ltd. (B0VDZN5)..........................   436,106  1,945,758
   *Coromandel International, Ltd. (CH1415639)........................   436,106      7,842
    Corporation Bank..................................................   163,158  1,196,391

                                     1442

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Crisil, Ltd.......................................................   101,450 $1,646,092
    Crompton Greaves, Ltd.............................................     3,002      6,259
    Dalmia Bharat Enterprises, Ltd....................................    57,965    116,775
    Dalmia Cement (Bharat), Ltd.......................................    27,994      7,169
    DB Corp., Ltd.....................................................     1,695      6,163
   *DB Realty, Ltd....................................................   358,609    505,529
    DCM Shriram Consolidated, Ltd.....................................   234,793    217,326
    Deepak Fertilizers & Petrochemicals Corp., Ltd....................   143,664    331,456
   *DEN Networks, Ltd.................................................    65,164    142,679
    Dena Bank.........................................................   127,628    211,522
   *Development Credit Bank, Ltd......................................   615,071    440,970
    Dewan Housing Finance Corp., Ltd..................................   110,571    287,087
   *Dish TV (India), Ltd.............................................. 1,830,911  2,272,244
   *Dredging Corp. of India, Ltd......................................    21,673     94,267
    E.I.D. - Parry (India), Ltd.......................................   285,956  1,088,873
    eClerx Services, Ltd..............................................    20,502    250,940
    Edelweiss Financial Services, Ltd.................................   353,351    191,388
    Educomp Solutions, Ltd............................................   182,569    522,328
    Eicher Motors, Ltd................................................    46,375  1,626,734
    EIH, Ltd..........................................................   379,903    534,986
    Elder Pharmaceuticals, Ltd........................................    41,972    227,336
   *Electrosteel Casings, Ltd.........................................   302,373     97,278
    Elgi Equipments, Ltd..............................................   224,474    340,579
    Emami, Ltd........................................................    55,158    492,092
    Engineers India, Ltd..............................................     8,504     36,420
   *Entertainment Network India, Ltd..................................    30,173    113,456
    Era Infra Engineering, Ltd........................................   270,399    677,635
   *Eros International Media, Ltd.....................................    23,797     71,518
    Escorts, Ltd......................................................   318,899    332,672
   *Essar Oil, Ltd....................................................   638,616    638,626
   *Essar Ports, Ltd..................................................   359,511    631,520
   *Essar Shipping, Ltd...............................................   112,311     53,921
    Essel Propack, Ltd................................................   195,868    124,074
    FAG Bearings (India), Ltd.........................................    27,311    708,166
    FDC, Ltd..........................................................   245,896    363,291
   *Federal Bank, Ltd.................................................   441,568  3,274,153
   *Federal-Mogul Goetze (India), Ltd.................................    61,495    228,595
    Financial Technologies (India), Ltd...............................   110,345  1,419,797
    Finolex Cables, Ltd...............................................   232,057    166,544
   *Finolex Industries, Ltd...........................................   229,394    240,393
   *Fortis Healthcare, Ltd............................................   368,354    648,798
   *Fresenius Kabi Oncology, Ltd......................................   149,425    230,707
    Future Capital Holdings, Ltd......................................    68,029    179,948
    Gammon India, Ltd.................................................   197,932    145,745
   *Gammon Infrastructure Projects, Ltd...............................    50,558     11,270
    Gateway Distriparks, Ltd..........................................   207,725    523,074
    Geodesic, Ltd.....................................................    85,071     56,278
    GHCL, Ltd.........................................................     5,824      4,169
   *Gillette India, Ltd...............................................     9,020    380,500
    Gitanjali Gems, Ltd...............................................   206,516  1,209,963
    GlaxoSmithKline Consumer Healthcare, Ltd..........................    34,172  1,622,483
   *Glodyne Technoserve, Ltd..........................................    70,582    250,556
    Godfrey Phillips India, Ltd.......................................     3,364    193,208
   *Godrej Industries, Ltd............................................   263,939  1,123,040
   *Godrej Properties, Ltd............................................    38,068    347,776
    Gokul Refoils & Solvent, Ltd......................................    39,085     33,449
    Graphite India, Ltd...............................................   223,711    336,846
    Great Eastern Shipping Co., Ltd...................................   265,397  1,242,183
    Greaves Cotton, Ltd...............................................   461,835    527,293
    Grindwell Norton, Ltd.............................................    18,171     82,835
    GRUH Finance, Ltd.................................................   111,195    309,617

                                     1443

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *GTL Infrastructure, Ltd........................................... 1,335,699 $  193,959
    Gujarat Alkalies & Chemicals, Ltd.................................   135,835    308,994
    Gujarat Ambuja Exports, Ltd.......................................    81,102     30,556
    Gujarat Fluorochemicals, Ltd......................................   156,927    982,131
    Gujarat Gas Co., Ltd..............................................   171,320    953,277
    Gujarat Industries Power Co., Ltd.................................    44,878     52,929
    Gujarat Mineral Development Corp., Ltd............................   306,023  1,030,777
    Gujarat Narmada Valley Fertilizers Co., Ltd.......................   190,388    298,357
    Gujarat NRE Coke, Ltd............................................. 1,141,588    351,018
    Gujarat State Fertilizers & Chemicals, Ltd........................   101,756    631,548
    Gujarat State Petronet, Ltd.......................................   545,610    690,451
    Gulf Oil Corp., Ltd...............................................    55,134     88,064
   *GVK Power & Infrastructure, Ltd................................... 3,866,606    898,418
   *Hathway Cable & Datacom, Ltd......................................   139,672    468,539
   *Havells India, Ltd................................................   148,102  1,421,109
    HCL Infosystems, Ltd..............................................   450,981    301,276
    HEG, Ltd..........................................................    58,975    218,040
   *HeidelbergCement India, Ltd.......................................   221,953    140,678
   *Hexa Tradex, Ltd..................................................    73,518     45,339
    Hexaware Technologies, Ltd........................................ 1,185,409  2,414,105
    Hikal, Ltd........................................................     3,493     19,399
   *Himachal Futuristic Communications, Ltd........................... 2,180,918    464,265
    Hinduja Global Solutions, Ltd.....................................    35,626    229,171
    Hinduja Ventures, Ltd.............................................    36,075    239,243
   *Hindustan Construction Co., Ltd................................... 1,799,218    562,649
   *Hindustan Oil Exploration Co., Ltd................................   170,285    359,902
    Honeywell Automation India, Ltd...................................     9,667    420,335
   *Hotel Leelaventure, Ltd...........................................   513,732    285,250
   *Housing Development & Infrastructure, Ltd......................... 1,271,365  1,803,849
    HSIL, Ltd.........................................................    99,175    228,470
    HT Media, Ltd.....................................................    67,258    101,261
    India Cements, Ltd................................................   924,739  1,376,450
    India Infoline, Ltd...............................................   806,171    741,831
    Indiabulls Financial Services, Ltd................................   357,294  1,461,177
    Indian Bank.......................................................    93,936    300,041
    Indian Hotels Co., Ltd............................................ 1,403,646  1,491,403
    Indian Overseas Bank..............................................   769,303  1,000,507
    Indo Rama Synthetics (India), Ltd.................................   110,426     43,196
    Indoco Remedies, Ltd..............................................    92,250     90,581
   *Indraprastha Gas, Ltd.............................................   121,901    511,810
   *IndusInd Bank, Ltd................................................   108,813    653,200
    Info Edge (India), Ltd............................................    72,494    420,898
    Infotech Enterprises, Ltd.........................................   176,903    561,240
    ING Vysya Bank, Ltd...............................................    21,126    144,350
    Ingersoll-Rand India, Ltd.........................................    26,727    216,479
    Ipca Laboratories, Ltd............................................   194,284  1,385,254
    IRB Infrastructure Developers, Ltd................................   343,938    777,177
    IVRCL Infrastructures & Projects, Ltd............................. 1,362,161  1,071,291
    J.B. Chemicals & Pharmaceuticals, Ltd.............................    89,920    110,507
   *Jagran Prakashan, Ltd.............................................   277,933    454,470
    Jai Corp., Ltd....................................................   212,983    212,490
    Jain Irrigation Systems, Ltd......................................   556,840    808,912
   *Jain Irrigation Systems, Ltd. Differential Voting Rights..........    27,842     18,767
   *Jammu & Kashmir Bank, Ltd.........................................    90,980  1,480,384
   *Jaypee Infratech, Ltd.............................................   769,539    744,837
    JBF Industries, Ltd...............................................    91,498    217,816
   *Jet Airways (India), Ltd..........................................   159,407  1,011,244
    Jindal Drilling & Industries, Ltd.................................    13,908     66,626
    Jindal Poly Films, Ltd............................................    73,216    235,948
    Jindal Saw, Ltd...................................................   507,760  1,084,762
   *Jindal South West Holdings, Ltd...................................       307      2,976

                                     1444

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *Jindal Stainless, Ltd.............................................   214,145 $  264,216
    JK Cement, Ltd....................................................    14,756     56,081
    JK Lakshmi Cement, Ltd............................................    19,586     30,741
    JM Financial, Ltd................................................. 1,191,541    278,406
    JSW Energy, Ltd...................................................    62,695     55,956
   *JSW ISPAT Steel, Ltd.............................................. 3,544,973    650,622
    Jubilant Industries, Ltd..........................................     1,005      2,461
    Jubilant Organosys, Ltd...........................................   167,482    495,077
   *Jyothy Laboratories, Ltd..........................................   167,422    371,842
    Kajaria Ceramics, Ltd.............................................    87,291    277,211
   *Kakinada Fertilizers, Ltd.........................................   632,948    127,580
    Kalpataru Power Transmission, Ltd.................................   116,772    146,599
    Kansai Nerolac Paints, Ltd........................................     1,392     22,199
    Karnataka Bank, Ltd...............................................   593,426  1,010,275
    Karur Vysya Bank, Ltd.............................................   159,651  1,195,153
    Karuturi Global, Ltd..............................................   408,138     30,360
   *Kaveri Seed Co., Ltd..............................................     7,181     97,476
    KEC International, Ltd............................................   298,666    308,094
    Kesoram Industries, Ltd...........................................    56,319    139,689
    Kewal Kiran Clothing, Ltd.........................................     1,598     14,402
   *Kingfisher Airlines, Ltd..........................................   766,122    129,506
    Kirloskar Brothers, Ltd...........................................       817      1,997
    Kirloskar Industries, Ltd.........................................     8,177     44,107
    Kirloskar Oil Engines, Ltd........................................   218,179    592,306
   *KPIT Cummins Infosystems, Ltd.....................................   249,989    525,824
    KSB Pumps, Ltd....................................................    31,790    118,239
   *KSK Energy Ventures, Ltd..........................................    34,237     34,870
    Lakshmi Machine Works, Ltd........................................     9,320    259,601
    Lakshmi Vilas Bank, Ltd...........................................    63,043     80,124
   *Lanco Infratech, Ltd.............................................. 2,883,805    651,996
    Madras Cements, Ltd...............................................   194,878    579,139
   *Mahanagar Telephone Nigam, Ltd....................................   647,863    353,305
   *Maharashtra Scooters, Ltd.........................................     4,550     27,887
    Maharashtra Seamless, Ltd.........................................   103,581    615,314
    Mahindra & Mahindra Financial Services, Ltd.......................   100,699  1,279,611
   *Mahindra Holidays & Resorts India, Ltd............................     7,323     37,067
    Mahindra Lifespace Developers, Ltd................................    45,460    263,955
    Mandhana Industries, Ltd..........................................    29,389    120,408
    Marico, Ltd.......................................................   537,559  1,876,811
   *MAX India, Ltd....................................................   448,540  1,410,098
    McLeod Russel (India), Ltd........................................   184,672  1,065,811
   *Mercator Lines, Ltd...............................................   775,539    262,118
   *Merck, Ltd........................................................    20,801    225,207
    MindTree, Ltd.....................................................    53,931    613,860
   *MOIL, Ltd.........................................................    28,795    138,447
    Monnet Ispat, Ltd.................................................    84,484    462,477
    Monsanto India, Ltd...............................................    22,756    254,656
   *Motherson Sumi Systems, Ltd.......................................   628,155  1,800,981
    Motilal Oswal Financial Services, Ltd.............................    18,723     33,220
    Mphasis, Ltd......................................................   134,399    948,253
    MRF, Ltd..........................................................     6,120  1,052,786
    Nagarjuna Construction Co., Ltd...................................   903,035    602,710
   *Nagarjuna Oil Refinery, Ltd.......................................   575,408     63,427
    Nahar Capital & Financial Services, Ltd...........................    10,494      8,957
    Nahar Poly Films, Ltd.............................................    31,302     12,579
    Natco Pharma, Ltd.................................................    59,085    369,016
    Nava Bharat Ventures, Ltd.........................................    13,117     45,675
    Navneet Publications India, Ltd...................................   216,124    219,026
    NESCO, Ltd........................................................    24,726    290,336
    NIIT Technologies, Ltd............................................   171,885    899,365
    NIIT, Ltd.........................................................   401,926    266,544

                                     1445

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *Nitin Fire Protection Industries, Ltd.............................   394,845 $  412,961
    Noida Toll Bridge Co., Ltd........................................   180,315     79,139
    OCL India, Ltd....................................................    56,194    100,508
   *OMAXE, Ltd........................................................   221,515    610,594
    Opto Circuits India, Ltd..........................................   489,236  1,359,440
    Orbit Corp., Ltd..................................................    18,562     15,067
    Orchid Chemicals & Pharmaceuticals, Ltd...........................   137,657    269,422
    Orient Paper & Industries, Ltd....................................   248,143    290,412
    Oriental Bank of Commerce.........................................   215,079    928,643
    Orissa Minerals Development Co., Ltd..............................       651    535,608
   *Oswal Chemical & Fertilizers, Ltd.................................    48,853     30,172
    Page Industries, Ltd..............................................     6,379    334,818
    Panacea Biotec, Ltd...............................................    66,407     85,602
    Pantaloon Retail India, Ltd.......................................     2,575      7,612
   *Parsvnath Developers, Ltd.........................................   446,760    310,919
    Patel Engineering, Ltd............................................    22,218     33,153
    Peninsula Land, Ltd...............................................   157,697    104,082
   *Persistent Systems, Ltd...........................................     7,374     50,774
    Petronet LNG, Ltd.................................................   324,231    851,661
    Pfizer, Ltd.......................................................     5,816    126,160
    Phoenix Mills, Ltd................................................    56,932    186,931
   *Pidilite Industries, Ltd..........................................   856,406  2,576,910
   *Pipavav Defence & Offshore Engineering Co., Ltd...................   791,094    858,264
    Piramal Healthcare, Ltd...........................................   225,592  2,094,065
    Plethico Pharmaceuticals, Ltd.....................................    50,065    302,275
    Polaris Financial Technology, Ltd.................................   125,423    250,306
    Praj Industries, Ltd..............................................   383,722    359,555
    Prakash Industries, Ltd...........................................    15,110     16,188
   *Prime Focus, Ltd..................................................    93,405     70,237
    Prism Cement, Ltd.................................................   429,437    394,704
    Proctor & Gamble Hygiene & Health Care, Ltd.......................     2,603    105,100
    PTC (India), Ltd..................................................   865,738    878,107
    Punj Lloyd, Ltd...................................................   969,735    885,535
    Punjab & Sind Bank................................................   172,073    194,921
    Radico Khaitan, Ltd...............................................   295,860    579,774
    Rain Commodities, Ltd.............................................   393,252    240,026
    Rajesh Exports, Ltd...............................................   106,849    247,298
    Rallis India, Ltd.................................................   348,876    795,482
   *Rama Newsprint & Papers, Ltd......................................     7,271      1,117
    Raymond, Ltd......................................................   198,416  1,226,252
   *Redington India, Ltd..............................................   497,051    603,874
    REI Agro, Ltd..................................................... 1,911,333    357,371
    REI Six Ten Retail, Ltd...........................................   159,806     11,822
    Rolta (India), Ltd................................................   535,232    653,093
    Ruchi Soya Industries, Ltd........................................   497,831    756,750
    S Mobility, Ltd...................................................    70,822     54,717
    S. Kumars Nationwide, Ltd.........................................   740,575    348,845
    Sadbhav Engineering, Ltd..........................................    92,532    221,046
    Sanofi India, Ltd.................................................    24,044    948,800
   *Sanwaria Agro Oils, Ltd...........................................    42,781     27,277
   *Satyam Computer Services, Ltd..................................... 1,448,406  2,117,796
   *Schneider Electric Infrastructure, Ltd............................   146,336    201,311
   *SEAMEC, Ltd.......................................................    48,777     72,347
    Shipping Corp. of India, Ltd......................................   702,433    683,089
    Shiv-Vani Oil & Gas Exploration Services, Ltd.....................     7,812     20,811
    Shoppers Stop, Ltd................................................   108,705    713,711
    Shree Cement, Ltd.................................................    17,520    999,767
    Shree Renuka Sugars, Ltd.......................................... 1,810,261  1,002,950
    Simplex Infrastructures, Ltd......................................     1,045      3,861
    Sintex Industries, Ltd............................................   772,241    829,849
    SKF (India), Ltd..................................................    70,090    768,097

                                     1446

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Sobha Developers, Ltd.............................................   219,920 $1,374,534
    Solar Industries India, Ltd.......................................     6,896    115,640
    South Indian Bank, Ltd............................................ 1,981,190    824,111
    SREI Infrastructure Finance, Ltd..................................   297,648    114,730
    SRF, Ltd..........................................................   101,277    367,765
    State Bank of Bikaner & Jaipur....................................    52,755    336,057
   *Sterling Biotech, Ltd.............................................   305,767     38,342
    Sterlite Technologies, Ltd........................................   516,002    301,820
    Strides Arcolab, Ltd..............................................   184,977  2,369,099
    Styrolution ABS India, Ltd........................................    23,441    271,283
   *Summit Securities, Ltd............................................       191        255
   *Sun Pharma Advanced Research Co., Ltd.............................   286,635    384,306
    Sundaram Finance, Ltd.............................................    17,281    229,406
    Sundaram-Clayton, Ltd.............................................     7,780     24,756
    Sundram Fastners, Ltd.............................................   365,122    315,293
    Supreme Industries, Ltd...........................................   119,419    535,217
    Supreme Petrochem, Ltd............................................   134,707    110,910
   *Surana Industries, Ltd............................................    14,879     44,308
   *Suzlon Energy, Ltd................................................ 3,471,114  1,140,731
    Swaraj Engines, Ltd...............................................     3,100     22,800
   *Syndicate Bank....................................................   605,825  1,062,449
    Taj GVK Hotels & Resorts, Ltd.....................................     4,871      5,841
    Tata Chemicals, Ltd...............................................   101,788    557,968
    Tata Communications, Ltd..........................................   265,299  1,175,215
   #Tata Communications, Ltd. ADR.....................................    92,938    810,419
    Tata Elxsi, Ltd...................................................    51,574    200,344
   *Tata Investment Corp., Ltd........................................    39,050    308,326
    Tata Tea, Ltd..................................................... 1,271,119  2,907,497
   *Tata Teleservices Maharashtra, Ltd................................ 2,003,794    463,292
    TCI Developers, Ltd...............................................       452      1,040
    Tech Mahindra, Ltd................................................   103,525  1,326,896
    Texmaco Rail & Engineering, Ltd...................................   155,901    148,369
    Texmaco, Ltd......................................................   112,365     56,266
    Thermax India, Ltd................................................   104,047    902,447
    Time Technoplast, Ltd.............................................   128,320    102,711
    Timken India, Ltd.................................................    23,005     77,934
    Titagarh Wagons, Ltd..............................................    23,464    132,591
    Torrent Pharmaceuticals, Ltd......................................   126,552  1,523,057
    Trent, Ltd........................................................    25,594    467,607
    Triveni Turbine, Ltd..............................................   146,168    118,384
    TTK Prestige, Ltd.................................................    15,936  1,020,078
    Tube Investments of India, Ltd....................................   295,067    867,726
    Tulip IT Services, Ltd............................................   175,175    316,025
   *TV18 Broadcast, Ltd...............................................    79,058     31,165
    TVS Motor Co., Ltd................................................   760,779    516,322
    UCO Bank..........................................................   710,947    886,475
    Uflex, Ltd........................................................   103,981    196,008
    Unichem Laboratories, Ltd.........................................   130,867    350,938
   *Unitech, Ltd...................................................... 6,008,466  2,349,069
   *United Bank of India..............................................    21,479     20,908
    United Phosphorus, Ltd............................................   896,355  1,922,167
    Usha Martin, Ltd..................................................   556,377    266,316
   *Vardhman Special Steels, Ltd......................................    15,258      9,054
    Vardhman Textiles, Ltd............................................    76,291    322,990
    Varun Shipping Co., Ltd...........................................    27,642      7,626
    Vesuvius India, Ltd...............................................     1,802     11,333
    Videocon Industries, Ltd..........................................   341,691  1,048,898
    Vijaya Bank, Ltd..................................................   663,648    636,589
    VIP Industries, Ltd...............................................   149,430    193,719
    Voltas, Ltd.......................................................   594,307  1,126,468
    VST Industries, Ltd...............................................     9,217    273,717

                                     1447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES      VALUE++
                                                                            ------      -------
INDIA -- (Continued)
   WABCO India, Ltd...................................................       7,875 $    214,653
  *Welspun Corp., Ltd.................................................     610,602    1,112,463
  *Welspun Global Brands, Ltd.........................................       9,265        6,295
  *Welspun Investments & Commercials, Ltd.............................       3,961        1,348
  *Wockhardt, Ltd.....................................................      78,177    1,377,035
  *Wyeth, Ltd.........................................................      37,768      624,717
  *Zee Learn, Ltd.....................................................      57,229       27,965
  *Zensar Technologies, Ltd...........................................      83,921      404,455
  *Zuari Holdings, Ltd................................................      42,970      258,291
   Zuari Industries, Ltd..............................................      42,970      105,068
  *Zydus Wellness, Ltd................................................      28,243      210,487
   Zylog Systems, Ltd.................................................      53,030      282,958
                                                                                   ------------
TOTAL INDIA...........................................................              208,111,375
                                                                                   ------------
INDONESIA -- (4.7%)
   PT Ace Hardware Indonesia Tbk......................................     668,000      414,370
   PT Adhi Karya Persero Tbk..........................................   4,003,000      383,156
  *PT Agis Tbk........................................................  12,930,500      430,187
   PT Agung Podomoro Land Tbk.........................................  10,542,000      381,745
   PT AKR Corporindo Tbk..............................................  12,025,200    4,606,042
  *PT Alam Sutera Realty Tbk..........................................  50,447,500    2,442,072
   PT Aneka Tambang Persero Tbk.......................................  16,675,500    2,247,453
   PT Asahimas Flat Glass Tbk.........................................     983,000      599,481
   PT Astra Graphia Tbk...............................................   1,904,000      263,760
  *PT Bakrie & Brothers Tbk........................................... 319,498,500    1,682,367
   PT Bakrie Sumatera Plantations Tbk.................................  51,234,000      913,713
  *PT Bakrie Telecom Tbk..............................................  87,585,398    1,574,203
  *PT Bakrieland Development Tbk...................................... 219,775,750    1,406,738
   PT Bank Bukopin Tbk................................................  20,772,666    1,375,022
  *PT Bank Pan Indonesia Tbk..........................................   2,629,500      198,972
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk...............   8,691,500      858,182
   PT Bank Tabungan Negara Persero Tbk................................  12,736,712    1,832,205
  *PT Barito Pacific Tbk..............................................   9,296,000      508,591
  *PT Benakat Petroleum Energy Tbk....................................  16,782,500      351,837
  *PT Berau Coal Energy Tbk...........................................   1,440,000       49,982
  *PT Berlian Laju Tanker Tbk.........................................  35,106,366      726,978
   PT Bhakti Investama Tbk............................................  94,987,900    4,038,112
   PT Bisi International Tbk..........................................   6,255,500      776,637
   PT Budi Acid Jaya Tbk..............................................   5,947,000      104,264
  *PT Bumi Resources Minerals Tbk.....................................   6,210,500      323,014
  *PT Bumi Serpong Damai Tbk..........................................  30,256,200    3,650,197
  *PT BW Plantation Tbk...............................................   8,541,000    1,330,446
  *PT Central Proteinaprima Tbk.......................................  21,920,000       81,057
   PT Chandra Asri Petrochemical Tbk..................................      13,500        2,482
   PT Charoen Pokphand Indonesia Tbk..................................  11,143,500    3,737,959
   PT Ciputra Development Tbk.........................................  45,925,580    3,133,006
  *PT Ciputra Property Tbk............................................   6,371,000      422,430
   PT Ciputra Surya Tbk...............................................   3,439,000      699,782
  *PT Citra Marga Nusaphala Persada Tbk...............................   7,897,000    1,679,532
   PT Clipan Finance Indonesia Tbk....................................   1,482,000       66,214
  *PT Darma Henwa Tbk.................................................  72,303,600      380,239
  *PT Davomas Adabi Tbk...............................................  37,629,500      198,782
  *PT Delta Dunia Makmur Tbk..........................................  24,225,000      699,242
   PT Elnusa Tbk......................................................   3,008,000       54,230
  *PT Energi Mega Persada Tbk......................................... 152,408,500    1,914,960
   PT Ever Shine Textile Tbk..........................................   3,654,640       61,779
   PT Fajar Surya Wisesa Tbk..........................................       5,000        1,102
   PT Gajah Tunggal Tbk...............................................   7,477,000    1,828,531
  *PT Garuda Indonesia Persero Tbk....................................   3,652,000      284,537
  *PT Global Mediacom Tbk.............................................  20,389,500    3,756,621
  *PT Gozco Plantations Tbk...........................................  10,969,200      282,475

                                     1448

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
INDONESIA -- (Continued)
  *PT Hanson International Tbk........................................ 17,317,500 $  429,156
   PT Harum Energy Tbk................................................  3,739,000  2,216,807
   PT Hexindo Adiperkasa Tbk..........................................    921,000    696,635
   PT Holcim Indonesia Tbk............................................  9,852,500  2,723,102
  *PT Indah Kiat Pulp & Paper Corp. Tbk............................... 10,795,500  1,399,086
   PT Indika Energy Tbk...............................................  7,718,500  1,392,227
   PT Indorama Synthetics Tbk.........................................    485,000     84,439
  *PT Inovisi Infracom Tbk............................................    191,200    129,223
  *PT Intiland Development Tbk........................................ 20,897,532    744,065
   PT Japfa Comfeed Indonesia Tbk.....................................  4,324,000  1,976,277
   PT Jaya Real Property Tbk..........................................  1,967,500    550,858
  *PT Kawasan Industri Jababeka Tbk................................... 93,476,500  1,794,923
   PT Lippo Karawaci Tbk.............................................. 78,560,312  7,365,267
  *PT Malindo Feedmill Tbk............................................  3,903,000    672,923
   PT Matahari Putra Prima Tbk........................................  8,296,628    890,122
   PT Mayorah Indah Tbk...............................................  2,520,500  5,945,084
   PT Medco Energi Internasional Tbk..................................  7,059,500  1,285,413
   PT Media Nusantara Citra Tbk....................................... 15,695,985  3,922,318
   PT Mitra Adiperkasa Tbk............................................  4,944,500  3,744,399
  *PT Mitra International Resources Tbk...............................  6,855,000     50,697
  *PT Multistrada Arah Sarana Tbk.....................................  6,255,000    315,570
  *PT Myoh Technology Tbk.............................................    511,500     68,913
   PT Nippon Indosari Corpindo Tbk....................................    392,000    200,281
  *PT Nusantara Infrastructure Tbk....................................  4,101,500     84,339
   PT Pabrik Kertas Tjiwi Kimia Tbk...................................    557,500    157,807
  *PT Pakuwon Jati Tbk................................................ 70,747,200  1,672,333
   PT Pan Brothers Tbk................................................    207,000     10,580
  *PT Panasia Indosyntec Tbk..........................................     79,000        901
  *PT Panin Financial Tbk............................................. 68,452,500    999,961
   PT Panin Insurance Tbk.............................................  6,780,000    355,708
   PT Pembangunan Perumahan Persero Tbk...............................  5,686,000    359,905
  *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............. 11,673,500  3,380,184
  *PT Polaris Investama Tbk...........................................  2,730,500    397,047
  *PT Polychem Indonesia Tbk..........................................  6,839,000    266,569
   PT Ramayana Lestari Sentosa Tbk.................................... 15,941,500  2,110,447
   PT Resource Alam Indonesia Tbk.....................................  1,620,000    587,155
   PT Sampoerna Agro Tbk..............................................  3,638,500  1,148,035
   PT Samudera Indonesia Tbk..........................................    222,500     89,447
   PT Selamat Sempurna Tbk............................................  3,836,000    808,219
  *PT Sentul City Tbk................................................. 97,551,500  2,252,045
   PT Sinar Mas Agro Resources & Technology Tbk.......................  1,037,460    705,031
  *PT Sinar Mas Multiartha Tbk........................................      3,500      1,524
   PT Summarecon Agung Tbk............................................ 27,073,532  4,615,795
  *PT Sunson Textile Manufacturer Tbk.................................  2,325,500     44,901
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.......................     64,500      1,764
  *PT Surya Dumai Industri Tbk........................................  3,298,500         --
   PT Surya Semesta Internusa Tbk..................................... 19,654,500  2,369,208
  *PT Suryainti Permata Tbk...........................................  7,252,000     68,191
  *PT Texmaco Jaya Tbk................................................     93,000     28,986
  *PT Tiga Pilar Sejahtera Food Tbk................................... 10,096,000    765,418
   PT Timah Persero Tbk............................................... 13,764,500  1,921,669
   PT Total Bangun Persada TbK........................................  5,645,500    314,530
  *PT Tower Bersama Infrastructure Tbk................................  4,208,000  1,740,152
  *PT Trada Maritime Tbk.............................................. 32,333,513  3,033,429
   PT Trias Sentosa Tbk............................................... 38,725,600  1,425,185
   PT Trimegah Securities Tbk.........................................  9,741,000    127,956
  *PT Truba Alam Manunggal Engineering Tbk............................ 21,316,500     51,799
   PT Tunas Baru Lampung Tbk..........................................  8,804,000    499,233
   PT Tunas Ridean Tbk................................................ 13,838,000  1,165,885
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.......................    390,000     47,485
   PT Unggul Indah Cahaya Tbk.........................................     48,239     10,142

                                     1449

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
INDONESIA -- (Continued)
   PT Wijaya Karya Persero Tbk........................................ 10,633,000 $  1,117,034
                                                                                  ------------
TOTAL INDONESIA.......................................................             126,088,470
                                                                                  ------------
ISRAEL -- (0.0%)
   Alony Hetz Properties & Investments, Ltd...........................          1            2
   Beit Shemesh Engines Holdings, Ltd.................................         --           --
   Delta-Galil Industries, Ltd........................................          1            7
  *Electra Real Estate, Ltd...........................................          1            1
  *Feuchtwanger Investments, Ltd......................................      4,200           13
  *Formula Systems (1985), Ltd........................................         --            3
  *Formula Vision Technologies, Ltd...................................          1           --
  *Jerusalem Oil Exploration, Ltd.....................................         --            3
  *Knafaim Holdings, Ltd..............................................     19,085       55,962
  *Metis Capital, Ltd.................................................        919        1,043
  *Mivtach Shamir Holdings, Ltd.......................................     13,006      210,074
  *Naphtha Israel Petroleum Corp., Ltd................................          1            3
   Osem Investments, Ltd..............................................          1            8
   Super-Sol, Ltd. Series B...........................................         --            1
                                                                                  ------------
TOTAL ISRAEL..........................................................                 267,120
                                                                                  ------------
MALAYSIA -- (5.3%)
  *Adventa Berhad.....................................................      4,600        2,805
   Aeon Co. (M) Berhad................................................    974,200    3,013,230
   Aeon Credit Service M Berhad.......................................     39,000      137,186
   Affin Holdings Berhad..............................................    908,300    1,056,287
  *Alam Maritim Resources Berhad......................................    994,100      163,067
   Amcorp Properties Berhad...........................................    232,033       36,872
   Amway (Malaysia) Holdings Berhad...................................    396,700    1,240,921
  *Ancom Berhad.......................................................    269,400       33,368
   Ann Joo Resources Berhad...........................................    981,750      513,102
  *Anson Perdana Berhad...............................................     10,000          144
   APM Automotive Holdings Berhad.....................................    286,200      457,237
   Asas Dunia Berhad..................................................    100,400       49,769
  *AYS Ventures Berhad................................................     20,683        3,305
   Bandar Raya Developments Berhad....................................  1,272,300    1,091,799
   Berjaya Assets Berhad..............................................    810,100      233,891
   Berjaya Corp. Berhad............................................... 11,421,600    2,657,080
  *Berjaya Land Berhad................................................  3,734,000    1,000,762
   BIMB Holdings Berhad...............................................  1,896,600    1,841,134
   Bintulu Port Holdings Berhad.......................................     25,900       58,020
  *BLD Plantation Berhad..............................................      6,600       17,830
   Bolton Berhad......................................................    689,430      179,375
  *Boustead Heavy Industries Corp. Berhad.............................    216,400      189,391
   Boustead Holdings Berhad...........................................    616,272    1,081,345
   Bursa Malaysia Berhad..............................................  1,871,100    3,753,559
   Cahya Mata Sarawak Berhad..........................................    828,400      778,866
   Carlsberg Brewery Berhad...........................................    716,500    2,704,673
  *Carotech Berhad....................................................    230,650        1,474
   CB Industrial Product Holding Berhad...............................    716,720      602,305
   Chemical Co. of Malaysia Berhad....................................    443,200      198,092
   Chin Teck Plantations Berhad.......................................     33,000       95,238
   CI Holdings Berhad.................................................     80,200       26,277
   Coastal Contracts Berhad...........................................    623,866      374,801
   CSC Steel Holdings Berhad..........................................    534,600      204,544
   Cycle & Carriage Bintang Berhad....................................     15,000       14,473
   Daibochi Plastic & Packaging Industry Berhad.......................     10,600       11,136
  *Datuk Keramik Holdings Berhad......................................     24,000           --
   Dayang Enterprise Holdings Berhad..................................    742,631      473,006
   Dialog Group Berhad................................................  4,320,892    3,301,172
   Dijaya Corp. Berhad................................................    333,300      123,464
   DRB-Hicom Berhad...................................................  3,943,700    3,233,626

                                     1450

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
   Dutch Lady Milk Industries Berhad..................................   129,000 $1,521,380
   Eastern & Oriental Berhad.......................................... 2,805,600  1,365,837
  *ECM Libra Financial Group Berhad................................... 1,372,801    382,032
   Encorp Berhad......................................................    89,200     17,663
   Eng Kah Corp. Berhad...............................................    19,900     24,399
   Evergreen Fibreboard Berhad........................................ 1,205,700    334,609
  *Faber Group Berhad.................................................   711,400    327,029
   Far East Holdings Berhad...........................................    61,500    147,202
  *Fountain View Development Berhad...................................   808,200         --
   Fraser & Neave Holdings Berhad.....................................   206,900  1,268,973
   George Kent (Malaysia) Berhad......................................    34,200     11,278
  *Glenealy Plantations Berhad........................................     2,900      6,604
   Globetronics Technology Berhad.....................................   494,060    228,423
   Glomac Berhad......................................................   897,200    243,236
  *Golden Plus Holdings Berhad........................................   216,000     72,472
   Goldis Berhad......................................................   524,250    342,950
  *Green Packet Berhad................................................   316,700     48,478
   GUH Holdings Berhad................................................   419,600    170,775
   Guinness Anchor Berhad.............................................   816,200  3,644,447
   GuocoLand (Malaysia) Berhad........................................   719,200    192,508
   Hai-O Enterprise Berhad............................................   398,680    264,429
   Hap Seng Consolidated Berhad....................................... 3,728,540  2,053,889
   Hap Seng Plantations Holdings Berhad...............................   800,700    800,775
   Hartalega Holdings Berhad..........................................   594,900    834,926
  *Hiap Teck Venture Berhad...........................................   220,800     38,974
  *Ho Wah Genting Berhad.............................................. 2,215,500    270,843
   Hock Seng Lee Berhad............................................... 1,051,116    549,449
  *Hong Leong Capital Berhad..........................................    44,000     16,903
   Hong Leong Industries Berhad.......................................   605,900    759,927
  *Hovid Berhad.......................................................   922,600     60,392
   Hunza Properties Berhad............................................   446,200    210,770
   Hwang-DBS (Malaysia) Berhad........................................   293,200    233,714
   IGB Corp. Berhad................................................... 3,695,255  3,231,706
   IJM Land Berhad.................................................... 1,942,100  1,550,217
   IJM Plantations Berhad............................................. 1,372,100  1,578,520
  *Inch Kenneth Kajang Rubber Berhad..................................    45,400      8,468
  *Insas Berhad....................................................... 1,724,481    230,976
   Integrated Logistics Berhad........................................   299,815     81,423
  *Integrax Berhad....................................................    36,600     16,798
  *Iris Corp. Berhad.................................................. 3,307,200    178,800
  *Jaks Resources Berhad.............................................. 1,811,000    268,416
   Jaya Tiasa Holdings Berhad.........................................   458,210  1,236,896
   JCY International Berhad........................................... 2,789,700  1,375,903
   JobStreet Corp. Berhad.............................................    26,700     18,267
   JT International Berhad............................................   554,100  1,194,798
   K & N Kenanga Holdings Berhad......................................   839,900    174,929
  *Karambunai Corp. Berhad............................................ 4,654,100    192,251
   Keck Seng (Malaysia) Berhad........................................   828,150  1,082,048
   KFC Holdings (Malaysia) Berhad..................................... 2,239,200  2,720,569
   Kian Joo Can Factory Berhad........................................ 1,193,080    988,142
   Kim Loong Resources Berhad.........................................   254,560    214,245
   Kinsteel Berhad.................................................... 1,664,100    219,816
   KLCC Property Holdings Berhad......................................   926,400  1,504,981
  *KNM Group Berhad................................................... 4,309,950    863,066
   Kossan Rubber Industries Berhad....................................   638,900    643,566
   KPJ Healthcare Berhad.............................................. 1,846,050  3,487,300
   KrisAssets Holdings Berhad.........................................    90,463    244,826
  *KSK Group Berhad................................................... 3,263,700    717,258
   KSL Holdings Berhad................................................   665,466    294,778
  *KUB (Malaysia) Berhad.............................................. 1,353,500    226,083
   Kulim (Malaysia) Berhad............................................ 1,127,600  1,859,448

                                     1451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
  *Kumpulan Europlus Berhad...........................................   950,100 $  317,166
   Kumpulan Fima Berhad...............................................   445,650    329,189
   Kumpulan Perangsang Selangor Berhad................................   597,200    190,430
   Kwantas Corp. Berhad...............................................   390,200    261,299
  *Land & General Berhad.............................................. 1,544,300    225,794
  *Landmarks Berhad...................................................   938,200    302,143
   Latexx Partners Berhad.............................................   543,200    304,379
  *LBS Bina Group Berhad..............................................   863,300    233,846
   Lingkaran Trans Kota Holdings Berhad...............................   915,600  1,228,699
   Lingui Development Berhad..........................................   266,600    130,175
  *Lion Corp. Berhad..................................................   535,800     53,724
   Lion Diversified Holdings Berhad...................................     4,600        453
   Lion Industries Corp. Berhad....................................... 2,070,600    738,436
   LPI Capital Berhad.................................................    76,280    326,283
   Mah Sing Group Berhad.............................................. 1,331,740    946,124
   Malayan Flour Mills Berhad......................................... 1,120,650    538,307
   Malaysia Building Society Berhad................................... 1,463,200  1,160,628
  *Malaysian Airlines System Berhad................................... 3,821,900  1,294,244
   Malaysian Bulk Carriers Berhad..................................... 1,143,500    586,901
   Malaysian Pacific Industries Berhad................................   304,513    272,926
   Malaysian Resources Corp. Berhad................................... 6,496,649  3,735,423
  *Mancon Berhad......................................................    12,000      3,336
   Marco Holdings Berhad.............................................. 1,867,300     86,455
  *Masterskill Education Group Berhad.................................   123,600     33,334
   MBM Resources Berhad...............................................   662,696    819,762
  *Media Chinese International, Ltd...................................    64,800     31,554
   Media Prima Berhad................................................. 3,276,403  2,511,490
   Mega First Corp. Berhad............................................   404,800    218,953
  *MEMS Technology Berhad............................................. 1,917,000     36,753
  *MHC Plantations Berhad.............................................    22,300      9,091
  *MK Land Holdings Berhad............................................   775,500    102,338
   MKH Berhad.........................................................   498,092    389,152
   MNRB Holdings Berhad...............................................   497,100    475,453
   Mudajaya Group Berhad..............................................   629,666    502,830
   Muhibbah Engineering Berhad........................................ 1,048,450    308,725
  *Mulpha International Berhad........................................ 7,027,100    950,878
   Multi-Purpose Holdings Berhad......................................   297,100    335,870
   My EG Services Berhad..............................................   298,900     66,192
   Naim Holdings Berhad...............................................   661,700    372,873
  *Narra Industries Berhad............................................    16,000      1,651
   NCB Holdings Berhad................................................ 1,147,200  1,605,548
  *Nikko Electronics Berhad...........................................    36,600        117
  *Notion VTEC Berhad.................................................   688,216    276,383
   NTPM Holdings Berhad............................................... 1,203,180    184,243
   Nylex (Malaysia) Berhad............................................   428,457     76,397
   Oriental Holdings Berhad...........................................   204,200    490,601
   OSK Holdings Berhad................................................ 2,213,270  1,015,573
   P.I.E. Industrial Berhad...........................................   140,100    192,925
   Padini Holdings Berhad............................................. 1,633,500  1,067,289
   Panasonic Manufacturing (Malaysia) Berhad..........................   157,184  1,174,579
  *Panglobal Berhad...................................................    14,000      8,455
   Paramount Corp. Berhad.............................................   265,200    136,142
   PBA Holdings Berhad................................................   274,100     80,398
   Pelikan International Corp. Berhad.................................   783,940    197,205
  *Perdana Petroleum Berhad........................................... 1,261,700    274,400
  *Perisai Petroleum Teknologi Berhad................................. 1,827,200    520,162
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad..................     5,000      5,269
  *Perwaja Holdings Berhad............................................    33,300      6,906
   Pharmaniaga Berhad.................................................    13,515     40,940
   PJ Development Holdings Berhad..................................... 1,070,900    276,943
  *POS (Malaysia) Berhad.............................................. 1,067,700    989,622

                                     1452

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
   Press Metal Berhad.................................................   667,400 $  382,668
  *Prime Utilities Berhad.............................................     3,000         86
   Protasco Berhad....................................................   575,600    166,237
  *Puncak Niaga Holding Berhad........................................   709,020    302,876
   QL Resources Berhad................................................ 1,813,420  1,854,551
   QSR Brands Berhad..................................................   148,433    308,404
   RCE Capital Berhad................................................. 1,023,900    155,054
  *Rekapacific Berhad.................................................    55,000         --
   Salcon Berhad......................................................   749,400    116,990
  *Sapurakencana Petroleum Berhad..................................... 3,394,424  2,657,402
   Sarawak Oil Palms Berhad...........................................   217,860    478,873
   Sarawak Plantation Berhad..........................................    96,300     87,552
   Scientex Berhad....................................................   344,862    263,430
  *Scomi Group Berhad................................................. 4,258,700    291,800
   Selangor Dredging Berhad........................................... 1,118,200    279,854
   Selangor Properties Berhad.........................................   139,200    149,504
   Shangri-La Hotels (Malaysia) Berhad................................   173,600    192,507
   Shell Refining Co. Federation of Malaysia Berhad...................     2,700      7,897
   SHL Consolidated Berhad............................................   277,400    112,281
  *Sino Hua-An International Berhad...................................   419,900     24,832
   Southern Acids (Malaysia) Berhad...................................    41,000     31,087
  *SPK Sentosa Corp. Berhad...........................................   130,200     11,774
  *SRI Hartemas Berhad................................................    65,000         --
   Star Publications (Malaysia) Berhad................................   702,300    712,109
   Subur Tiasa Holdings Berhad........................................   386,085    300,558
  *Sunway Berhad...................................................... 2,204,470  1,587,814
   Supermax Corp. Berhad.............................................. 2,293,100  1,599,315
   Suria Capital Holdings Berhad......................................   672,800    334,028
   Ta Ann Holdings Berhad.............................................   738,608  1,103,090
   TA Enterprise Berhad............................................... 4,945,800    843,971
   TA Global Berhad................................................... 3,003,440    268,221
   TAHPS Group Berhad.................................................     4,000      6,403
   Tan Chong Motor Holdings Berhad.................................... 1,350,500  1,913,364
   Tasek Corp. Berhad.................................................    45,900    143,659
   TDM Berhad.........................................................   475,400    677,902
  *Tebrau Teguh Berhad................................................ 3,129,000    758,523
  *TH Heavy Engineering Berhad........................................ 2,725,000    398,009
   TH Plantations Berhad..............................................   830,600    668,823
   Three-A Resources Berhad...........................................   370,700    135,984
  *Time Dotcom Berhad................................................. 1,661,488  1,839,749
   Time Engineering Berhad............................................ 1,664,600    172,220
   Top Glove Corp. Berhad............................................. 1,625,460  2,780,026
   Tradewinds (Malaysia) Berhad.......................................   417,800  1,120,038
   Tradewinds Corp. Berhad............................................   628,200    158,347
   Tradewinds Plantation Berhad.......................................   250,800    384,298
   TRC Synergy Berhad.................................................   155,520     30,433
   TSH Resources Berhad...............................................   665,700    552,253
   Uchi Technologies Berhad...........................................   871,200    332,972
   Unico-Desa Plantations Berhad...................................... 1,853,775    739,836
   Unisem (Malaysia) Berhad........................................... 2,084,590    854,636
   United Malacca Berhad..............................................   391,050    948,620
   United Plantations Berhad..........................................   508,900  4,220,646
   VS Industry Berhad.................................................   344,026    173,927
   Wah Seong Corp. Berhad............................................. 1,436,793    857,789
   WCT Berhad......................................................... 2,341,400  1,886,096
   Wing Tai (Malaysia) Berhad.........................................   551,500    318,574
   WTK Holdings Berhad................................................ 1,574,800    601,198
   Yeo Hiap Seng (Malaysia) Berhad....................................   164,560    179,580
   YNH Property Berhad................................................   918,198    551,202
   YTL e-Solutions Berhad............................................. 3,485,600    854,335
  *YTL Land & Development Berhad......................................   754,300    271,003

                                     1453

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
MALAYSIA -- (Continued)
    Zhulian Corp Berhad...............................................   382,433 $    257,251
                                                                                 ------------
TOTAL MALAYSIA........................................................            142,270,223
                                                                                 ------------
MEXICO -- (3.0%)
  #*Alsea S.A.B. de C.V............................................... 1,948,576    2,685,822
    Arca Continental S.A.B. de C.V.................................... 2,054,700   12,908,989
  #*Axtel S.A.B. de C.V............................................... 3,085,812      471,045
  #*Bio Pappel S.A.B. de C.V..........................................    41,015       24,951
    Bolsa Mexicana de Valores S.A. de C.V............................. 1,581,215    3,008,214
   #Cia Minera Autlan S.A.B. de C.V. Series B.........................   341,275      379,808
    Compartamos S.A.B. de C.V......................................... 3,495,589    3,490,726
   *Consorcio ARA S.A.B. de C.V. Series *............................. 3,048,554      813,804
   *Consorcio Hogar S.A.B. de C.V. Series B...........................    52,093       10,498
   *Corporacion GEO S.A.B. de C.V. Series B........................... 2,444,338    2,569,601
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.   960,372      476,629
   *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B......     1,323          301
    Corporacion Moctezuma S.A.B. de C.V. Series *.....................   858,200    2,057,331
    Corporativo Fragua S.A.B. de C.V..................................         3           48
   *Corporativo GBM S.A.B. de C.V.....................................    26,419       12,019
  #*Desarrolladora Homex S.A.B. de C.V................................ 1,235,743    2,443,888
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........................    38,266      453,835
   *Empaques Ponderosa S.A. de C.V. Series B..........................   206,000       13,941
   *Empresas ICA S.A.B. de C.V........................................ 1,011,419    1,696,029
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........................   626,760    4,193,024
   *Financiera Independencia S.A.B. de C.V............................   215,935       75,829
  #*Genomma Lab Internacional S.A.B. de C.V. Series B................. 2,081,820    4,206,377
  #*Gruma S.A.B. de C.V. ADR..........................................    33,070      345,582
   *Gruma S.A.B. de C.V. Series B..................................... 1,253,434    3,280,974
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V................   463,300      975,478
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR...........     3,642       61,186
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............    11,542      454,293
  #*Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........   397,154    1,558,931
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................    16,100    1,434,671
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B...........   234,096    2,094,603
   *Grupo Cementos de Chihuahua S.A.B. de C.V.........................   822,000    2,596,082
  #*Grupo Famsa S.A.B. de C.V. Series A...............................   940,052    1,109,104
   #Grupo Herdez S.A.B. de C.V. Series *..............................   723,190    1,765,218
   *Grupo Industrial Maseca S.A.B. de C.V. Series B...................   578,600      663,507
    Grupo Industrial Saltillo S.A.B. de C.V...........................   165,733      189,991
    Grupo Kuo S.A.B. de C.V. Series B.................................   297,061      590,392
    Grupo Nutrisa S.A.B. de C.V.......................................        88          443
   *Grupo Pochteca S.A.B. de C.V......................................     1,300          308
   *Grupo Posadas S.A.B. de C.V. Series L.............................   198,900      235,117
   *Grupo Qumma S.A. de C.V. Series B.................................   105,334        1,426
  #*Grupo Simec S.A. de C.V. Series B.................................   528,437    1,715,031
   #Industrias Bachoco S.A.B. de C.V. Series B........................   237,448      452,631
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...................     5,667      130,341
  #*Industrias CH S.A.B. de C.V. Series B............................. 1,217,718    6,101,181
  #*Inmuebles Carso S.A.B. de C.V. Series B-1.........................   340,447      259,844
   *Megacable Holdings S.A.B. de C.V..................................   143,431      308,465
   *OHL Mexico S.A.B. de C.V..........................................   658,337      999,993
  #*Promotora y Operadora de Infraestructura S.A.B de C.V.............   670,386    3,476,822
    Qualitas Cia de Seguros S.A. de C.V...............................    12,200       13,899
   *Sanluis Rassini S.A.P.I. de C.V. Series A.........................     3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B.........................     4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C.........................     4,642           --
   *Savia S.A. de C.V. Series A.......................................   610,700       36,738
    TV Azteca S.A.B. de C.V........................................... 6,710,169    4,455,449
   *Urbi Desarrollos Urbanos S.A.B. de C.V............................ 2,371,991    1,401,951
   *Vitro S.A.B. de C.V. Series A.....................................   736,702      886,912
                                                                                 ------------
TOTAL MEXICO..........................................................             79,589,272
                                                                                 ------------

                                     1454

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                            ------     -------
PHILIPPINES -- (2.0%)
   A. Soriano Corp....................................................   3,430,211 $   384,965
   Aboitiz Equity Ventures, Inc.......................................   1,760,030   2,069,046
   Alsons Consolidated Resources, Inc.................................   3,263,000     110,986
  *Atlas Consolidated Mining & Development Corp.......................   2,598,700   1,081,965
  *Belle Corp.........................................................  15,939,000   1,911,375
  *Cebu Air, Inc......................................................     712,830   1,175,120
   Cebu Holdings, Inc.................................................   3,291,900     451,058
   China Banking Corp.................................................      29,697     339,349
  *EEI Corp...........................................................     152,200      25,353
  *Empire East Land Holdings, Inc.....................................   8,473,000     180,078
   Filinvest Development Corp.........................................  13,970,922   1,437,106
   Filinvest Land, Inc................................................  72,127,577   2,347,195
  *First Gen Corp.....................................................   4,254,100   1,953,155
   First Philippines Holdings Corp....................................   1,527,600   2,829,929
   Ginebra San Miguel, Inc............................................     999,000     478,016
  *Global Estate Resorts, Inc.........................................   6,804,000     333,137
   House of Investments, Inc..........................................     443,000      52,761
   International Container Terminal Services, Inc.....................     764,348   1,325,917
  *Ionics, Inc........................................................     201,650       3,097
   Jollibee Foods Corp................................................     940,858   2,317,801
  *Lepanto Consolidated Mining Co. Series B...........................  19,103,000     628,694
   Lopez Holdings Corp................................................   7,924,200   1,100,595
   Macroasia Corp.....................................................     447,500      30,800
  *Manila Mining Corp. Series B....................................... 144,762,500     245,293
   Manila Water Co., Inc..............................................   2,838,200   1,769,080
   Megaworld Corp.....................................................  42,309,000   2,279,591
  *Metro Pacific Corp. Series A.......................................   1,827,193      91,042
   Metro Pacific Investments Corp.....................................  22,901,000   2,283,916
  *Paxys, Inc.........................................................     289,280      20,737
  *Pepsi-Cola Products Philippines, Inc...............................   3,047,000     238,923
  *Philippine Bank of Communications..................................      14,726      24,775
  *Philippine National Bank...........................................   1,243,335   2,226,034
  *Philippine National Construction Corp..............................     173,000      20,307
   Philippine Savings Bank............................................     356,863     735,217
   Philippine Stock Exchange, Inc.....................................      79,730     690,765
  *Philippine Townships, Inc..........................................     318,732      36,267
   Philodrill Corp.................................................... 159,030,000     196,832
  *Philtown Properties, Inc...........................................     111,561           1
   PhilWeb Corp.......................................................   1,898,640     705,671
   Phinma Corp........................................................     135,549      33,472
  *RFM Corp...........................................................   8,590,268     687,639
   Rizal Commercial Banking Corp......................................   1,126,100   1,197,088
  *Robinson's Land Corp. Series B.....................................   7,630,305   3,550,226
  *Security Bank Corp.................................................     984,610   3,323,505
  *Semirara Mining Corp...............................................     312,750   1,675,510
   Shang Properties, Inc..............................................   1,759,970     109,490
   SM Development Corp................................................  17,568,317   2,603,723
   Southeast Asia Cement Holdings, Inc................................   6,215,000     306,553
   Union Bank of Philippines..........................................     545,830   1,309,104
  *Universal Rightfield Property Holdings, Inc........................   1,062,000         712
   Universal Robina Corp..............................................   2,193,385   3,080,007
  *Victorias Milling Co., Inc.........................................     139,680       4,149
   Vista Land & Lifescapes, Inc.......................................  10,396,000   1,092,512
  *Yehey! Corp........................................................      29,670          --
                                                                                   -----------
TOTAL PHILIPPINES.....................................................              53,105,639
                                                                                   -----------
POLAND -- (1.6%)
   Agora SA...........................................................     200,295     484,164
  *Alchemia SA........................................................     253,225     405,211
  *AmRest Holdings SE.................................................      43,001     963,279
   Apator SA..........................................................      38,625     305,886

                                     1455

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
POLAND -- (Continued)
   Asseco Poland SA...................................................    324,841 $4,412,242
   ATM SA.............................................................     57,593    135,966
  *ATM Systemy Informatyczne SA.......................................     57,049     23,907
  *Bioton SA.......................................................... 10,026,087    176,616
  *Boryszew SA........................................................  5,921,512    937,270
   Budimex SA.........................................................     52,949    884,416
  *CD Projekt Red SA..................................................    477,157    638,292
  *Ciech SA...........................................................    175,215    835,264
  *Cinema City International NV.......................................     38,628    328,576
  *City Interactive SA................................................     25,647    152,922
  *Colian SA..........................................................     27,093     15,120
  *ComArch SA.........................................................      1,416     27,036
   Debica SA..........................................................     29,862    477,347
   Dom Development SA.................................................      4,673     36,371
  *Dom Maklerski IDM SA...............................................  1,095,183    120,853
   Elektrobudowa SA...................................................      8,568    230,216
   Emperia Holding SA.................................................     46,203    566,240
   Eurocash SA........................................................    223,804  2,616,311
   Fabryki Mebli Forte SA.............................................     48,823    170,902
   Famur SA...........................................................    212,314    258,529
  *Farmacol SA........................................................     50,868    329,047
  *Getin Holding SA...................................................  1,271,730    625,896
   Grupa Kety SA......................................................     39,026  1,409,509
  *Grupa Lotos SA.....................................................    323,166  2,522,559
  *Hawe SA............................................................    267,688    306,505
  *Impexmetal SA......................................................    509,013    527,902
  *Inter Cars SA......................................................     14,871    419,942
   Koelner SA.........................................................      1,250      3,811
  *Kopex SA...........................................................    131,250    678,074
  *Kredyt Bank SA.....................................................    177,872    763,352
  *LC Corp. SA........................................................      9,839      3,667
  *LPP SA.............................................................      2,011  2,033,303
   Lubelski Wegiel Bogdanka SA........................................    126,911  4,610,392
  *MCI Management SA..................................................     21,005     28,203
  *MNI SA.............................................................     55,748     28,472
  *Mostostal Warszawa SA..............................................     37,200    155,783
  *Netia SA...........................................................  1,332,122  2,369,773
   NG2 SA.............................................................     47,982    831,095
  *Orbis SA...........................................................    130,535  1,400,264
   Pelion SA..........................................................     34,417    296,184
  *Petrolinvest SA....................................................    295,002     95,834
  *Pfleiderer Grajewo SA..............................................     22,957     75,929
  *Pol-Aqua SA........................................................      3,269      4,041
   Polimex-Mostostal SA...............................................  2,699,832    523,415
  *Polish Energy Partners SA..........................................     45,887    390,557
   Polnord SA.........................................................     64,989    250,013
  *Polski Koncern Miesny Duda SA......................................    918,418    101,358
  *PZ Cormay SA.......................................................     90,726    271,530
   Qumak-Sekom SA.....................................................      1,656      4,716
  *Raciborska Fabryka Kotlow SA.......................................    234,071    568,837
  *Rovese SA..........................................................    491,968    298,341
  *Stalexport SA......................................................    109,683     38,667
   Stalprodukt SA.....................................................      8,713    454,894
  *Sygnity SA.........................................................     46,479    212,386
   Synthos SA.........................................................    898,855  1,422,619
  *Trakcja-Tiltra SA..................................................     68,851     13,558
   TVN SA.............................................................    716,211  1,600,109
  *Warsaw Stock Exchange SA...........................................     78,178    795,388
   Zaklady Azotowe Pulawy SA..........................................     26,539    887,640
  *Zaklady Chemiczne Police SA........................................     21,364     72,287
  *Zaklady Lentex SA..................................................    121,070    179,823

                                     1456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
POLAND -- (Continued)
   Zaklady Tluszcowe Kruszwica SA.....................................      8,238 $    67,179
   Zelmer SA..........................................................      4,811      41,581
                                                                                  -----------
TOTAL POLAND..........................................................             42,917,371
                                                                                  -----------
SOUTH AFRICA -- (9.1%)
   Acucap Properties, Ltd.............................................    184,773   1,050,752
   Adcock Ingram Holdings, Ltd........................................    671,794   4,875,557
   Adcorp Holdings, Ltd...............................................    243,263     790,750
   Advtech, Ltd.......................................................  1,173,735     808,688
   AECI, Ltd..........................................................    537,082   5,192,647
   Afgri, Ltd.........................................................  1,171,984     785,662
  #African Oxygen, Ltd................................................    771,841   1,802,860
  *AG Industries, Ltd................................................. 32,496,618      78,536
   Allied Electronics Corp., Ltd......................................    175,159     497,842
   Allied Technologies, Ltd...........................................    162,788     932,426
  *Amalgamated Appliance Holdings, Ltd................................     10,795       3,835
   Argent Industrial, Ltd.............................................     37,236      27,909
   Astral Foods, Ltd..................................................    192,472   2,379,343
   Aveng, Ltd.........................................................  2,011,488   8,436,751
   AVI, Ltd...........................................................  1,505,301  10,738,335
   Avusa, Ltd.........................................................    404,845   1,148,347
   Barloworld, Ltd....................................................    358,866   3,589,848
  *Basil Read Holdings, Ltd...........................................    196,875     274,378
  *Bell Equipment, Ltd................................................    158,539     410,840
   Blue Label Telecoms, Ltd...........................................  1,537,681   1,022,088
  *Brait SE...........................................................    641,533   2,195,472
   Business Connexion Group, Ltd......................................  1,292,894     727,592
  *Business Connexion Group, Ltd. Series A............................     12,292       1,024
   Capitec Bank Holdings, Ltd.........................................    163,600   4,305,709
   Cashbuild, Ltd.....................................................     98,062   1,803,288
   Caxton & CTP Publishers & Printers, Ltd............................     24,227      45,532
   Ceramic Industries, Ltd............................................     31,493     471,497
   Cipla Medpro South Africa, Ltd.....................................  1,834,485   1,791,459
   City Lodge Hotels, Ltd.............................................    183,784   1,833,443
   Clicks Group, Ltd..................................................  1,275,141   8,381,406
  *Clover Industries, Ltd.............................................    125,044     209,291
  *Consolidated Infrastructure Group, Ltd.............................     20,853      31,439
   Coronation Fund Managers, Ltd......................................  1,199,588   4,262,134
  *Corpgro, Ltd.......................................................    241,136          --
   Cullinan Holdings, Ltd.............................................    434,430      54,251
   Datacentrix Holdings, Ltd..........................................    642,400     381,221
   DataTec, Ltd.......................................................    884,076   4,946,550
   Delta EMD, Ltd.....................................................     61,447      47,046
   Distell Group, Ltd.................................................    283,884   3,216,926
  *Distribution & Warehousing Network, Ltd............................    258,997     200,437
  *Dorbyl, Ltd........................................................    184,041      14,485
  #DRDGOLD, Ltd.......................................................  1,648,281   1,008,344
   ElementOne, Ltd....................................................    325,845     383,015
   EOH Holdings, Ltd..................................................    395,447   1,715,307
   Eqstra Holdings, Ltd...............................................    761,704     652,272
  *Esorfranki, Ltd....................................................     11,884       1,646
  *Evraz Highveld Steel & Vanadium, Ltd...............................    147,791     410,851
   Famous Brands, Ltd.................................................    175,149   1,351,112
  *Gijima Group, Ltd..................................................  2,805,267     159,194
   Grindrod, Ltd......................................................  2,138,181   3,350,272
   Group Five, Ltd....................................................    464,754   1,275,787
   Hudaco Industries, Ltd.............................................    186,754   2,427,177
  *Hulamin, Ltd.......................................................    323,882     179,176
   Iliad Africa, Ltd..................................................    300,748     189,179
   Illovo Sugar, Ltd..................................................  1,322,089   4,602,200
  *JCI, Ltd...........................................................  3,131,151          --

                                     1457

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
   #JD Group, Ltd.....................................................   983,807 $  5,236,751
    JSE, Ltd..........................................................   409,390    3,735,638
    Kagiso Media, Ltd.................................................   116,149      280,622
    Kap International Holdings, Ltd................................... 1,834,945      695,922
    Lewis Group, Ltd..................................................   448,884    3,829,811
   *Litha Healthcare Group, Ltd.......................................    46,892       23,212
    Mediclinic International, Ltd.....................................   675,155    3,253,956
   *Merafe Resources, Ltd............................................. 5,606,346      548,187
    Metair Investments, Ltd...........................................   444,702    1,352,461
    Mpact, Ltd........................................................    64,530      133,566
    Mr. Price Group, Ltd..............................................   506,742    7,525,740
  #*Murray & Roberts Holdings, Ltd.................................... 2,783,531    7,789,693
    Mustek, Ltd.......................................................   784,364      567,808
   *Mvelaphanda Group, Ltd............................................   607,754      242,141
    Mvelaserve, Ltd...................................................   144,333      172,010
    Nampak, Ltd....................................................... 3,859,288   12,073,337
    Network Healthcare Holdings, Ltd.................................. 1,145,560    2,246,916
    Northam Platinum, Ltd.............................................   998,066    3,080,193
    Nu-World Holdings, Ltd............................................    28,894       72,936
    Oceana Group, Ltd.................................................   236,995    1,389,918
    Omnia Holdings, Ltd...............................................   198,952    2,695,128
    Palabora Mining Co., Ltd..........................................    84,457      945,932
    Peregrine Holdings, Ltd...........................................   595,801      800,170
    Petmin, Ltd....................................................... 1,111,680      353,451
    Pinnacle Technology Holdings, Ltd.................................   639,272    1,226,968
    Pioneer Foods, Ltd................................................   342,530    2,206,045
    Premium Properties, Ltd...........................................     7,639       15,718
    Pretoria Portland Cement Co., Ltd................................. 3,061,791    9,437,306
    PSG Group, Ltd....................................................   742,484    6,097,663
    Rainbow Chicken, Ltd..............................................   121,903      210,450
    Raubex Group, Ltd.................................................   391,335      639,749
    Resilient Property Income Fund, Ltd...............................   972,081    5,567,416
    Reunert, Ltd......................................................   928,048    8,880,854
   *Royal Bafokeng Platinum, Ltd......................................   134,437      764,400
    Santam, Ltd.......................................................   126,274    2,496,722
   *Sappi, Ltd........................................................ 2,539,625    7,604,424
   *SecureData Holdings, Ltd..........................................   229,633       13,779
   *Sentula Mining, Ltd............................................... 1,271,481      278,442
    Spar Group, Ltd. (The)............................................   622,477    8,972,627
    Spur Corp., Ltd...................................................   458,889      952,075
    Stefanutti Stocks Holdings, Ltd...................................   368,381      457,041
    Sun International, Ltd............................................   383,784    3,673,289
   *Super Group, Ltd.................................................. 1,649,231    3,193,661
    Telkom South Africa, Ltd.......................................... 1,044,230    2,244,047
    Tongaat-Hulett, Ltd...............................................   629,016   10,365,080
   *Trans Hex Group, Ltd..............................................   114,988       44,166
    Trencor, Ltd......................................................   793,696    4,869,745
    Tsogo Sun Holdings, Ltd...........................................    57,655      139,467
    Value Group, Ltd..................................................   363,719      239,737
    Vukile Property Fund, Ltd.........................................    85,171      193,932
   *Wesizwe Platinum, Ltd.............................................   188,468       13,151
    Wilson Bayly Holme-Ovcon, Ltd.....................................   292,927    4,594,315
    Woolworths Holdings, Ltd..........................................     2,818       18,385
    Zeder Investments, Ltd............................................ 1,355,770      454,217
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            242,383,498
                                                                                 ------------
SOUTH KOREA -- (13.8%)
   *3S Korea Co., Ltd.................................................    63,790      855,876
    Aekyung Petrochemical Co., Ltd....................................    14,557      377,356
  #*Agabang&Company...................................................    69,076      781,819
   *Ahnlab, Inc.......................................................    15,242    1,580,517

                                     1458

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
  #*Amorepacific Group................................................  11,881 $3,856,041
   #Asia Cement Co., Ltd..............................................  11,586    459,971
   *Asia Pacific Systems, Inc.........................................  69,596    672,295
    Asia Paper Manufacturing Co., Ltd.................................   8,190     80,522
   *Asiana Airlines, Inc.............................................. 403,300  2,626,792
   *AtlasBX Co., Ltd..................................................   6,506    147,924
  #*AUK Corp.......................................................... 199,140    359,694
  #*Basic House Co., Ltd. (The).......................................  33,590    327,913
  #*BHI Co., Ltd......................................................  13,709    319,812
    Binggrae Co., Ltd.................................................  21,024  1,646,530
   *Bongshin Co., Ltd.................................................      64         52
    Bookook Securities Co., Ltd.......................................   7,410    117,987
   #Boryung Pharmaceutical Co., Ltd...................................  12,336    150,121
  #*Brain Technology Industries Co., Ltd.............................. 119,160    392,813
   *BS Financial Group, Inc........................................... 572,470  5,991,064
   #Bu Kwang Pharmaceutical Co., Ltd..................................  69,715    817,825
    BYC Co., Ltd......................................................     710    102,373
   *Byucksan Corp.....................................................  97,000    263,479
   #Capro Corp........................................................ 112,810  1,408,135
  #*Chabio & Diostech Co., Ltd........................................  95,914    706,391
   #Charm Engineering Co., Ltd........................................  99,540    203,121
    Cheil Worldwide, Inc.............................................. 380,705  6,360,559
  #*Chin Hung International, Inc...................................... 341,257    302,803
   *China Great Star International, Ltd...............................  70,146     74,866
   #China Ocean Resources Co., Ltd.................................... 151,610    584,234
    Chokwang Leather Co., Ltd.........................................   4,380     57,844
   *Chokwang Paint, Ltd...............................................  20,140    117,222
   #Chong Kun Dang Pharmaceutical Corp................................  44,962    828,455
    Chosun Refractories Co., Ltd......................................   2,777    147,712
   #CJ CGV Co., Ltd...................................................  51,840  1,190,530
   *CJ Corp...........................................................  63,673  4,106,952
   *CJ E&M Corp.......................................................  16,130    328,865
  #*CJ Korea Express Corp.............................................  28,793  2,150,276
   *CJ Seafood Corp...................................................  60,610    121,829
   *CNK International Co., Ltd........................................  14,326     85,031
    Cosmax, Inc.......................................................  43,900  1,052,695
  #*CosmoAM&T Co., Ltd................................................  22,910     84,164
  #*Cosmochemical Co., Ltd............................................  42,160    396,193
   *Credu Corp........................................................   1,003     29,920
    Crown Confectionery Co., Ltd......................................   2,794    441,202
  #*CrucialTec Co., Ltd...............................................  46,717    310,794
    Dae Dong Industrial Co., Ltd......................................  31,970    150,522
   #Dae Han Flour Mills Co., Ltd......................................   4,399    411,226
   *Dae Ho Corp.......................................................     543         62
    Dae Won Kang Up Co., Ltd.......................................... 101,664    504,495
  #*Daechang Co., Ltd................................................. 256,350    248,666
   #Daeduck Electronics Co., Ltd...................................... 130,727  1,226,320
    Daeduck GDS Co., Ltd..............................................  86,996  1,062,786
    Daegu Department Store Co., Ltd...................................  29,320    375,543
   #Daehan Steel Co., Ltd.............................................  48,180    311,690
    Daehan Synthetic Fiber Co., Ltd...................................   1,639     76,667
   #Dae-Il Corp.......................................................  44,720    179,645
    Daekyo Co., Ltd...................................................  72,780    364,663
  #*Daekyung Machinery & Engineering Co., Ltd.........................  48,260     79,029
    Daelim Trading Co., Ltd...........................................  17,730     62,828
    Daesang Corp......................................................  84,240  1,047,813
    Daesang Holdings Co., Ltd.........................................  49,362    170,744
    Daesung Group Partners Co., Ltd...................................   1,411     45,266
    Daesung Holdings Co., Ltd.........................................  18,044    100,353
   *Daesung Industrial Co., Ltd.......................................   7,170    103,914
    Daewoo International Corp.........................................   4,340    137,247

                                     1459

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
    Daewoong Co., Ltd.................................................   6,742 $   95,914
  #*Daewoong Pharmaceutical Co., Ltd..................................  16,966    367,982
    Dahaam E-Tec Co., Ltd.............................................   2,100     31,318
    Daishin Securities Co., Ltd....................................... 179,830  1,299,600
   *Daou Data Corp....................................................  20,330     64,107
   #Daou Technology, Inc.............................................. 113,060  1,118,877
   *Dasan Networks, Inc...............................................  21,794    100,239
  #*Daum Communications Corp..........................................  27,142  2,643,282
  #*Dayou Automotive Seat Technology Co., Ltd......................... 233,147    367,022
    DGB Financial Group, Inc.......................................... 509,513  5,787,239
   #Digital Power Communications Co., Ltd.............................  50,540     83,016
  #*Digitech Systems Co., Ltd.........................................  51,986    413,848
    Dong Ah Tire & Rubber Co., Ltd....................................  23,935    250,744
    Dong IL Rubber Belt Co., Ltd......................................  44,040    275,042
  #*Dong Yang Gang Chul Co., Ltd...................................... 135,820    270,305
   #Dong-A Pharmaceutical Co., Ltd....................................  31,865  2,618,676
   *Dong-Ah Geological Engineering Co., Ltd...........................  20,410    164,723
   #Dongaone Co., Ltd.................................................  97,470    244,196
    Dongbang Agro Co., Ltd............................................  19,470    113,507
    Dongbang Transport Logistics Co., Ltd.............................  79,520    382,541
   *Dongbu Corp.......................................................  37,740    110,665
  #*Dongbu HiTek Co., Ltd............................................. 105,873    622,480
    Dongbu Insurance Co., Ltd.........................................  44,230  1,632,299
    Dongbu Securities Co., Ltd........................................ 101,481    304,626
  #*Dongbu Steel Co., Ltd............................................. 106,246    383,329
    Dong-Il Corp......................................................   4,283    165,382
    Dongil Industries Co., Ltd........................................   4,963    196,609
   *Dongjin Semichem Co., Ltd.........................................  33,525    113,475
   #Dongkuk Steel Mill Co., Ltd....................................... 166,510  2,161,083
   *Dongkuk Structure & Construction Co., Ltd.........................   5,075     14,874
  #*Dongsung Holdings Co., Ltd........................................  59,930    243,168
   #Dongwha Pharm Co., Ltd............................................  71,360    347,552
   #Dongwon F&B Co., Ltd..............................................   5,236    279,709
    Dongwon Industries Co., Ltd.......................................   4,660    958,557
   *Dongwon Systems Corp.............................................. 145,587    122,185
   #Dongyang Mechatronics Corp........................................  99,241  1,104,246
  #*Doosan Engineering & Construction Co., Ltd........................ 130,020    308,178
  #*Dragonfly GF Co., Ltd.............................................  15,943    184,879
  #*Duksan Hi-Metal Co., Ltd..........................................  50,332    931,481
  #*DuzonBIzon Co., Ltd...............................................  83,210    677,338
   #E1 Corp...........................................................  10,541    489,536
   *Eagon Industrial Co., Ltd.........................................   2,410     10,006
  #*ELK Corp..........................................................  21,822    236,675
   *Eugene Corp....................................................... 104,142    264,895
   *Eugene Investment & Securities Co., Ltd........................... 218,823    481,191
   *Eugene Technology Co., Ltd........................................  40,865    614,778
    F&F Co., Ltd......................................................   2,620     14,244
    Fila Korea, Ltd...................................................  35,808  2,096,215
  #*Foosung Co., Ltd.................................................. 208,179    833,620
    Fursys, Inc.......................................................  14,315    358,892
  #*Gamevil, Inc......................................................  13,716    940,732
    Gaon Cable Co., Ltd...............................................   1,754     29,890
    GIIR, Inc.........................................................  10,990     69,737
    Global & Yuasa Battery Co., Ltd...................................  24,460  1,042,061
   #Grand Korea Leisure Co., Ltd......................................  78,200  1,668,736
   #Green Cross Corp..................................................  20,361  2,600,777
    Green Cross Holdings Corp.........................................  80,610  1,022,690
   *Green Non-Life Insurance Co., Ltd.................................  22,357         --
   #GS Global Corp....................................................  48,986    480,760
    Gwangju Shinsegae Co., Ltd........................................   2,545    491,881
    Halla Climate Control Corp........................................ 130,180  2,911,459

                                     1460

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
   #Halla Engineering & Construction Corp.............................  74,642 $  625,675
   #Han Kuk Carbon Co., Ltd...........................................  85,143    385,974
  #*Hanall Biopharma Co., Ltd.........................................  95,838    627,911
    Handok Pharmaceuticals Co., Ltd...................................  13,730    128,016
   #Handsome Co., Ltd.................................................  59,419  1,169,421
    Hanil Cement Co., Ltd.............................................  15,814    420,485
   #Hanil E-Wha Co., Ltd..............................................  97,050    751,406
  #*Hanjin Heavy Industries & Construction Co., Ltd................... 152,814  1,610,992
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  49,210    291,372
   *Hanjin P&C Co., Ltd...............................................  31,599    222,239
  #*Hanjin Shipping Co., Ltd.......................................... 355,308  4,485,273
   *Hanjin Shipping Holdings Co., Ltd.................................  45,364    202,659
   #Hanjin Transportation Co., Ltd....................................  37,411    596,927
   *Hankook Cosmetics Manufacturing Co., Ltd..........................   2,730     13,347
   #Hankook Shell Oil Co., Ltd........................................   2,680    516,126
   *Hankook Synthetics, Inc...........................................     550         46
    Hankuk Glass Industries, Inc......................................  11,460    228,225
  #*Hanmi Pharm Co., Ltd..............................................  23,028  1,651,430
  #*Hanmi Science Co., Ltd............................................  17,585     53,307
   #Hanmi Semiconductor Co., Ltd......................................  44,760    220,688
    Hansae Co., Ltd...................................................  15,016    126,030
    Hansae Yes24 Holdings Co., Ltd....................................  36,870    175,241
    Hanshin Construction Co., Ltd.....................................   8,500     55,317
   #Hansol Chemical Co., Ltd..........................................  34,680    598,678
   #Hansol CSN Co., Ltd............................................... 183,860    340,874
   #Hansol Paper Co., Ltd............................................. 168,020  1,335,906
  #*Hansol Technics Co., Ltd..........................................  43,911    602,175
   #Hanssem Co., Ltd..................................................  40,650    603,072
   *Hanwha Chemical Corp..............................................  47,680    872,289
    Hanwha Corp....................................................... 148,570  3,766,693
   *Hanwha General Insurance Co., Ltd.................................  69,178    349,549
    Hanwha Securities Co., Ltd........................................ 236,361    786,311
    Hanwha Timeworld Co., Ltd.........................................   8,190    134,412
    Hanyang Securities Co., Ltd.......................................  16,540     91,663
  #*Heung-A Shipping Co., Ltd......................................... 276,430    186,731
   *Heungkuk Fire & Marine Insurance Co., Ltd.........................  74,867    294,918
   #Hite Jinro Co., Ltd............................................... 133,008  2,814,135
    Hite Jinro Holdings Co., Ltd......................................  26,810    216,292
    HMC Investment Securities Co., Ltd................................  74,980    799,975
   *HNK Machine Tool Co., Ltd.........................................   5,524     55,794
   #Hotel Shilla Co., Ltd............................................. 137,488  5,854,738
    HS R&A Co., Ltd...................................................   1,420     14,243
   #Huchems Fine Chemical Corp........................................ 102,428  2,144,313
   #Husteel Co., Ltd..................................................  16,080    319,625
   *Hwa Sung Industrial Co., Ltd......................................   4,590     14,419
   #Hwacheon Machine Tool Co., Ltd....................................   4,979    187,327
    Hwashin Co., Ltd..................................................  85,740    735,939
    Hyosung Corp...................................................... 102,462  4,815,932
   *Hyundai BNG Steel Co., Ltd........................................  36,840    307,130
   #Hyundai Corp......................................................  47,121    840,584
    Hyundai Development Co............................................ 247,240  4,424,439
   #Hyundai Elevator Co., Ltd.........................................  17,755  1,277,708
   #Hyundai Engineering Plastics Co., Ltd.............................  68,490    352,729
   #Hyundai Greenfood Co., Ltd........................................ 187,160  2,611,357
    Hyundai Home Shopping Network Corp................................  27,099  2,259,867
    Hyundai Hysco Co., Ltd............................................  17,308    666,607
    Hyundai Marine & Fire Insurance Co., Ltd.......................... 258,860  6,388,684
    Hyundai Mipo Dockyard Co., Ltd....................................   2,711    280,792
    Hyundai Securities Co., Ltd....................................... 500,980  3,703,187
   *Hyunjin Materials Co., Ltd........................................  32,030    196,374
   *IHQ, Inc.......................................................... 117,640    236,955

                                     1461

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
    Il Dong Pharmaceutical Co., Ltd...................................  39,675 $  236,162
   *IL Yang Pharmaceutical Co., Ltd...................................  51,638  1,021,310
    Iljin Diamond Co., Ltd............................................   1,750      9,213
   #Iljin Display Co., Ltd............................................  60,038    812,869
   #Iljin Electric Co., Ltd...........................................  80,209    309,766
    Iljin Holdings Co., Ltd...........................................  11,272     16,342
    Ilshin Spinning Co., Ltd..........................................   5,058    323,562
    Ilsung Pharmaceutical Co., Ltd....................................   2,864    193,283
   #iMarketKorea, Inc.................................................  67,570  1,344,824
  #*Infraware, Inc....................................................  41,852    307,257
   *InnoWireless, Inc.................................................   9,285    161,966
  #*Innox Corp........................................................  13,957    222,924
  #*Interflex Co., Ltd................................................  17,604    901,110
  #*Interpark Corp....................................................  69,203    326,928
   *INTOPS Co., Ltd...................................................  14,312    215,217
   #IS Dongseo Co., Ltd...............................................  37,722    338,052
   #ISU Chemical Co., Ltd.............................................  46,590    851,960
   #IsuPetasys Co., Ltd............................................... 113,120    460,243
   #Jahwa Electronics Co., Ltd........................................  36,390    369,848
  #*JCEntertainment Corp..............................................  24,101    751,109
   #Jeil Pharmaceutical Co............................................  23,530    432,859
   #Jeonbuk Bank, Ltd................................................. 227,499    893,591
   *Jinheung Savings Bank.............................................  31,869     19,876
   *Jinsung T.E.C.....................................................  14,528    108,922
   *JVM Co., Ltd......................................................   1,963     62,208
    JW Holdings Corp.................................................. 112,194    246,248
   #JW Pharmaceutical Corp............................................  30,397    328,434
   *KC Cottrell Co., Ltd..............................................  10,480    148,708
   #KC Tech Co., Ltd..................................................  77,122    273,033
    KCC Corp..........................................................   6,818  1,705,190
   *KCO Energy, Inc...................................................     120        531
   #Keangnam Enterprises, Ltd.........................................  39,653    232,911
  #*KEC Corp.......................................................... 211,880    130,497
    KEPCO Engineering & Construction Co., Inc.........................  13,201    795,971
  #*KEPCO Plant Service & Engineering Co., Ltd........................  36,128  1,588,725
   #Keyang Electric Machinery Co., Ltd................................  66,240    151,098
  #*Keystone Global...................................................  89,235    232,971
   *KH Vatec Co., Ltd.................................................  26,571    159,504
    KISCO Corp........................................................  15,350    379,542
    KISCO Holdings Co., Ltd...........................................   2,292     69,330
    Kishin Corp.......................................................  49,420    207,421
    KISWIRE, Ltd......................................................  21,229    612,457
   #Kiwoom Securities Co., Ltd........................................  41,943  2,201,263
   *Kolao Holdings....................................................  48,970    662,248
    Kolon Corp........................................................  18,459    356,623
   #Kolon Global Corp................................................. 165,790    617,267
    Kolon Industries, Inc.............................................  74,646  4,374,301
   *Komipharm International Co., Ltd..................................  19,025    137,776
  #*Kona@I Co., Ltd...................................................  21,099    338,171
    Ko-one Energy Service.............................................  11,541    318,549
    Korea Airport Service Co., Ltd....................................   5,490    126,757
    Korea Cast Iron Pipe Industries Co., Ltd..........................  22,730     63,600
  #*Korea Circuit Co., Ltd............................................  33,450    497,524
   #Korea Electric Terminal Co., Ltd..................................  24,200    460,722
    Korea Export Packing Industries Co., Ltd..........................   3,990     48,937
    Korea Gas Corp....................................................  20,760    812,522
    Korea Investment Holdings Co., Ltd................................ 161,460  4,897,775
   #Korea Kolmar Co., Ltd.............................................  87,397    797,449
  #*Korea Line Corp...................................................   2,147      9,709
   #Korea Petrochemical Industrial Co., Ltd...........................  11,082    658,770
   *Korea Real Estate Investment Trust Co............................. 273,946    277,053

                                     1462

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SOUTH KOREA -- (Continued)
    Korea Reinsurance Co., Ltd........................................   326,897 $2,812,198
    Korea United Pharm, Inc...........................................    27,470    139,647
   *Kortek Corp.......................................................     5,173     46,523
   #KP Chemical Corp..................................................   209,271  2,218,488
    KPX Chemical Co., Ltd.............................................     5,097    202,173
  #*KPX Fine Chemical Co., Ltd........................................     3,376     76,005
   *KTB Investment & Securities Co., Ltd..............................   219,830    360,502
   #Kukdo Chemical Co., Ltd...........................................    14,242    559,505
    Kumho Electric Co., Ltd...........................................    15,410    262,059
  #*Kumho Industrial Co., Ltd.........................................    21,425    103,484
   *Kumho Investment Bank.............................................    83,100     27,999
  #*Kumho Tire Co., Inc...............................................   157,699  2,056,635
    Kunsul Chemical Industrial Co., Ltd...............................     8,190    108,287
   #Kwang Dong Pharmaceutical Co., Ltd................................   161,360    590,677
  #*Kwang Myung Electric Engineering Co., Ltd.........................   147,560    384,354
    Kyeryong Construction Industrial Co., Ltd.........................    18,460    153,902
    Kyobo Securities Co., Ltd.........................................    75,520    313,443
   #Kyung Dong Navien Co., Ltd........................................     8,700     52,003
   *Kyungbang Co., Ltd................................................     1,150     92,786
    Kyungdong City Gas Co., Ltd.......................................     7,777    443,962
   #Kyung-In Synthetic Corp...........................................    58,490    144,749
    Kyungnam Energy Co., Ltd..........................................    43,020    128,055
   #LG Fashion Corp...................................................    75,925  1,800,696
   #LG Hausys, Ltd....................................................    29,255  1,566,599
  #*LG Innotek Co., Ltd...............................................    38,779  3,001,446
   #LG International Corp.............................................   118,721  3,898,441
  #*LG Life Sciences, Ltd.............................................    51,795  1,619,304
    LG Uplus Corp.....................................................   129,570    751,880
    LIG Insurance Co., Ltd............................................   153,290  2,962,489
   #Livart Furniture Co., Ltd.........................................    16,850     89,054
   #Lotte Chilsung Beverage Co., Ltd..................................     2,643  3,048,584
  #*Lotte Confectionary Co., Ltd......................................     2,711  3,769,667
   #Lotte Midopa Co., Ltd.............................................    73,740    842,164
   *Lotte Non-Life Insurance Co., Ltd.................................    56,430    233,205
   #Lotte Samkang Co., Ltd............................................     3,138  1,404,552
    LS Corp...........................................................    47,988  3,743,870
    LS Industrial Systems Co., Ltd....................................    63,554  3,665,074
   *Lumens Co., Ltd...................................................    78,758    402,535
    Macquarie Korea Infrastructure Fund............................... 1,295,271  7,052,760
   *Maeil Dairy Industry Co., Ltd.....................................    21,983    378,609
   *Mando Corp........................................................     5,345    766,915
   *Manho Rope & Wire Co., Ltd........................................     1,620     20,762
  #*Medipost Co., Ltd.................................................    19,457  1,699,340
   *Medy-Tox, Inc.....................................................    14,294    763,705
   *MegaStudy Co., Ltd................................................     1,573     95,156
  #*Melfas, Inc.......................................................    54,716  1,027,335
   *Meritz Financial Holdings Co., Ltd................................    37,832     81,264
    Meritz Fire Marine Insurance Co., Ltd.............................   228,355  2,046,296
    Meritz Securities Co., Ltd........................................   785,735    601,352
    Mi Chang Oil Industrial Co., Ltd..................................       981     40,384
    Mirae Asset Securities Co., Ltd...................................    93,254  2,416,922
   *Miwon Chemicals Co., Ltd..........................................     1,890     37,256
    Miwon Commercial Co., Ltd.........................................       702     61,072
   *Miwon Specialty Chemical Co., Ltd.................................       448     61,566
   *MNTech Co., Ltd...................................................     7,557     45,867
   *Modetour Network, Inc.............................................    29,382    504,807
  #*Monalisa Co., Ltd.................................................    17,700     54,858
  #*MonAmi Co., Ltd...................................................    26,170    100,374
   #Moorim P&P Co., Ltd...............................................   130,920    400,773
    Moorim Paper Co., Ltd.............................................    10,786     23,757
    Motonic Corp......................................................    38,180    238,466

                                     1463

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
   #Namhae Chemical Corp.............................................. 101,184 $  805,032
  #*Namkwang Engineering & Construction Co., Ltd......................  17,520     40,285
  #*Namsun Aluminum Co., Ltd..........................................  42,480     24,005
    Namyang Dairy Products Co., Ltd...................................   1,390    940,319
   #National Plastic Co...............................................  56,060    112,866
  #*Neowiz Games Corp.................................................  43,642    865,883
   *Neowiz Internet Corp..............................................  19,164    179,381
  #*NEPES Corp........................................................  47,440    721,608
    Nexen Corp........................................................  33,168  1,837,783
   #Nexen Tire Corp...................................................  60,420  1,085,829
    NH Investment & Securities Co., Ltd............................... 123,960    535,640
    NICE Holdings Co., Ltd............................................     311     13,271
    NICE Information Service Co., Ltd.................................     485      1,710
   #NK Co., Ltd.......................................................  72,850    238,325
   #Nong Shim Holdings Co., Ltd.......................................   6,132    275,518
   #NongShim Co., Ltd.................................................  12,435  2,423,416
    Noroo Holdings Co., Ltd...........................................   3,415     23,674
   *OCI Materials Co., Ltd............................................  12,715    509,513
  #*Orientbio, Inc.................................................... 176,570    111,135
    ORION Corp........................................................   1,443  1,141,402
  #*Osstem Implant Co., Ltd...........................................  46,292    753,899
  #*Osung LST Co., Ltd................................................  59,968    378,956
    Ottogi Corp.......................................................   4,851    708,035
    Pacific Pharmaceutical Co., Ltd...................................   1,040     20,865
   *Paik Kwang Industrial Co., Ltd....................................  11,300     36,241
  #*PaperCorea, Inc................................................... 147,900    102,183
   *Partron Co, Ltd...................................................  98,699    994,491
  #*Pharmicell Co., Ltd............................................... 136,174    903,324
   #Poongsan Corp.....................................................  86,191  2,287,057
    Poongsan Holdings Corp............................................  12,277    241,491
   *POSCO Chemtech Co., Ltd...........................................   1,431    175,504
    POSCO Coated & Color Steel Co., Ltd...............................   6,320     80,318
  #*Posco ICT Co., Ltd................................................ 112,555    660,940
    Pulmuone Co., Ltd.................................................   3,026     92,140
    Pusan City Gas Co., Ltd...........................................  20,750    351,634
   *Pyeong Hwa Automotive Co., Ltd....................................  38,904    622,706
  #*RNL BIO Co., Ltd.................................................. 336,490  1,163,658
  #*S&T Corp..........................................................   5,003     78,711
   #S&T Dynamics Co., Ltd............................................. 104,352  1,214,893
   #S&T Holdings Co., Ltd.............................................  30,108    248,314
   #S&T Motiv Co., Ltd................................................  29,600    511,045
  #*S&T Motors Co., Ltd............................................... 287,350    146,175
   *S1 Corp...........................................................  68,527  3,488,685
  #*Saehan Industries, Inc............................................ 978,350    599,228
    Saeron Automotive Corp............................................  12,940     53,153
   #Sajo Industries Co., Ltd..........................................   8,800    421,023
    Sajodaerim Corp...................................................   4,360     49,747
   #Sam Jin Pharmaceutical Co., Ltd...................................  40,476    341,466
    Sam Lip General Foods Co., Ltd....................................   9,230    120,452
   #Sam Young Electronics Co., Ltd....................................  41,040    297,183
    Sam Yung Trading Co., Ltd.........................................  37,142    260,083
   *Sambu Construction Co., Ltd.......................................   2,172      9,573
   #Samchully Co., Ltd................................................  10,650    830,486
    Samhwa Paints Industrial Co., Ltd.................................  22,330     76,487
   #Samick Musical Instruments Co., Ltd............................... 190,470    248,293
    Samick THK Co., Ltd...............................................  35,260    163,800
    SamkwangGlass Co., Ltd............................................  10,449    470,967
   #Samsung Fine Chemicals Co., Ltd...................................  76,866  4,184,429
    Samsung Techwin Co., Ltd..........................................  17,782  1,138,268
   *Samwhan Corp......................................................   5,480     12,680
   #Samyang Foods Co., Ltd............................................  13,450    255,112

                                     1464

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SOUTH KOREA -- (Continued)
   #Samyang Holdings Corp.............................................    20,208 $  959,157
    Samyang Tongsang Co., Ltd.........................................     1,760     32,693
   #Samyoung Chemical Co., Ltd........................................   150,890    462,478
    SAVEZONE I&C Corp.................................................    24,070     54,353
   #SBS Media Holdings Co., Ltd.......................................   192,730    795,955
   #Seah Besteel Corp.................................................    47,355  1,375,514
    SeAH Holdings Corp................................................     4,622    401,696
   #SeAH Steel Corp...................................................     9,747    732,739
    Sebang Co., Ltd...................................................    38,765    509,011
   *Seegene, Inc......................................................    13,857    585,883
   #Sejong Industrial Co., Ltd........................................    38,260    410,252
   *Sempio Foods Co...................................................       180      3,374
    Seoul City Gas Co., Ltd...........................................     2,400     97,289
   #Seowon Co., Ltd...................................................    51,670    132,316
  #*Sewon Cellontech Co., Ltd.........................................   103,421    288,173
  #*SH Energy & Chemical Co., Ltd.....................................   186,380    167,217
    Shinpoong Pharmaceutical Co., Ltd.................................    95,272    332,029
    Shinsegae Co., Ltd................................................    31,431  5,774,669
    Shinsegae Information & Communication Co., Ltd....................     2,612    119,052
  #*Shinsung Solar Energy Co., Ltd....................................   131,600    302,594
  #*Shinsung Tongsang Co., Ltd........................................   236,010    192,085
    Shinyoung Securities Co., Ltd.....................................    14,050    352,738
   *Silicon Works Co., Ltd............................................    16,163    412,174
    Silla Co., Ltd....................................................    20,350    292,803
  #*Simm Tech Co., Ltd................................................    67,792    640,792
    Sindoh Co., Ltd...................................................    10,939    637,236
    SJM Co., Ltd......................................................    19,030    130,813
    SJM Holdings Co., Ltd.............................................     7,727     24,541
   *SK Broadband Co., Ltd.............................................   187,929    491,972
   #SK Chemicals Co., Ltd.............................................    62,098  3,195,089
  #*SK Communications Co., Ltd........................................    43,307    272,868
   #SK Gas Co., Ltd...................................................    13,091    899,632
    SK Networks Co., Ltd..............................................   487,040  3,804,253
   #SK Securities Co., Ltd............................................ 1,053,100  1,064,093
   #SKC Co., Ltd......................................................    79,947  3,127,505
   #SL Corp...........................................................    54,320    862,281
  #*S-MAC Co., Ltd....................................................    42,280    398,826
   #Songwon Industrial Co., Ltd.......................................    60,490    488,378
  #*Ssangbangwool & Trygroup..........................................   277,790    240,573
   *Ssangyong Cement Industrial Co., Ltd..............................    86,741    309,064
   *SSCP Co., Ltd.....................................................    29,568     64,739
   #STX Corp..........................................................   159,588  1,308,213
   #STX Engine Co., Ltd...............................................    99,362    894,062
    STX Metal Co, Ltd.................................................    29,440    108,778
   #STX Offshore & Shipbuilding Co., Ltd..............................   243,090  2,134,406
   #STX Pan Ocean Co., Ltd............................................   462,030  1,586,002
    Suheung Capsule Co., Ltd..........................................    20,170    245,473
  #*Sung Jin Geotec Co., Ltd..........................................    63,960    568,767
   #Sungchang Enterprise Holdings, Ltd................................    19,510    332,800
   *Sungshin Cement Co., Ltd..........................................     5,220     15,143
    Sunjin Co., Ltd...................................................    11,625     80,567
   *Sunjin Holdings Co., Ltd..........................................       399      7,125
   *Suprema, Inc......................................................    28,701    343,643
   *Synopex, Inc......................................................   130,695    223,876
   #Tae Kyung Industrial Co., Ltd.....................................    33,700     89,680
    TaeKwang Industrial Co., Ltd......................................     1,363    966,603
   *Taesan LCD Co., Ltd...............................................    14,686     10,308
   *Taewoong Co., Ltd.................................................    18,944    307,588
   #Taeyoung Engineering & Construction Co., Ltd......................   161,440    699,920
  #*Taihan Electric Wire Co., Ltd.....................................   624,023  1,052,181
    Tailim Packaging Industries Co., Ltd..............................   125,830    189,874

                                     1465

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH KOREA -- (Continued)
   #TCC Steel.........................................................    33,782 $    130,919
  #*Tera Resource Co., Ltd............................................   798,631      870,460
   #Tong Yang Moolsan Co., Ltd........................................    20,350      357,035
    Tongyang Life Insurance...........................................   137,410    1,319,016
    TONGYANG Securities, Inc..........................................    12,966       43,013
  #*Tongyang, Inc.....................................................   407,608      290,874
   *Toptec Co., Ltd...................................................    26,264      327,110
   *Trigem Computer, Inc..............................................         2           --
   #TS Corp...........................................................    15,430      264,498
   *Uju Electronics Co., Ltd..........................................     9,257      178,394
   #Unid Co., Ltd.....................................................    14,454      420,439
    Union Steel.......................................................    11,102      121,419
  #*Unison Co., Ltd...................................................    70,562      463,385
   *VGX International, Inc............................................     4,580        4,304
   *Vieworks Co., Ltd.................................................    13,620      133,600
   *Visang Education, Inc.............................................    16,072      110,872
   *Webzen, Inc.......................................................    33,625      263,095
    Whanin Pharmaceutical Co., Ltd....................................    37,560      210,666
  #*Will-Bes & Co., Ltd. (The)........................................   238,240      422,637
    Woongjin Coway Co., Ltd...........................................   211,620    6,603,936
  #*Woongjin Energy Co., Ltd..........................................   102,330      397,416
  #*Woongjin Holdings Co., Ltd........................................    94,257      405,697
    Woongjin Thinkbig Co., Ltd........................................    76,929      548,869
   *Wooree ETI Co., Ltd...............................................     4,802       18,244
    Woori Financial Co., Ltd..........................................    38,588      530,834
   *Woori Investment & Securities Co., Ltd............................   578,522    5,502,924
   *WooSung Feed Co., Ltd.............................................    81,260      395,240
   *Yedang Company Co., Ltd...........................................   165,251      219,514
    YESCO Co., Ltd....................................................    11,440      253,869
   #Youlchon Chemical Co., Ltd........................................    41,000      292,240
    Young Poong Corp..................................................     2,754    2,148,766
   *Young Poong Mining & Construction Corp............................     1,580           77
   *Young Poong Precision Corp........................................     5,535       51,242
   #Youngone Corp.....................................................    87,944    2,200,758
   #Youngone Holdings Co., Ltd........................................    22,793    1,206,572
   #Yuhan Corp........................................................    34,258    3,746,897
    Yuhwa Securities Co., Ltd.........................................    13,060      155,021
  #*Yungjin Pharm Co., Ltd............................................   387,332      508,893
   *ZeroOne Interactive Co., Ltd......................................     3,200           42
                                                                                 ------------
TOTAL SOUTH KOREA.....................................................            368,542,204
                                                                                 ------------
TAIWAN -- (13.7%)
   *A.G.V. Products Corp.............................................. 1,602,801      555,872
   *Ability Enterprise Co., Ltd....................................... 1,377,076    1,282,660
   #AcBel Polytech, Inc............................................... 1,428,599      809,227
    Accton Technology Corp............................................ 1,790,763      948,018
   #Ace Pillar Co., Ltd...............................................   164,400      262,502
    ACHEM Technology Corp.............................................   603,975      306,142
   *Acme Electronics Corp.............................................   224,000      290,303
   *Acter Co., Ltd....................................................    75,000      302,048
    Action Electronics Co., Ltd.......................................   868,635      201,046
   *Actron Technology Corp............................................    87,150      217,019
   *A-DATA Technology Co., Ltd........................................   241,000      291,056
   #Adlink Technology, Inc............................................   406,985      441,048
   *Advanced Ceramic X Corp...........................................   111,000      296,021
   *Advanced International Multitech Co., Ltd.........................    23,000       28,489
   *Advancetek Enterprise Co., Ltd....................................   505,917      439,998
  #*Alcor Micro Corp..................................................   166,000      264,486
    ALI Corp..........................................................   923,000    1,008,878
    Allis Electric Co., Ltd...........................................    54,000       14,666
   #Alpha Networks, Inc............................................... 1,121,763      759,635

                                     1466

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Altek Corp........................................................ 1,587,637 $  881,310
   #Ambassador Hotel (The)............................................ 1,057,000  1,036,095
   #Ampoc Far-East Co., Ltd...........................................   344,444    270,786
    AmTRAN Technology Co., Ltd........................................ 2,895,951  2,225,387
   *Anpec Electronics Corp............................................   130,000     88,405
   #APCB, Inc.........................................................   529,000    334,620
   #Apex Biotechnology Corp...........................................   348,380    913,573
   #Apex Medical Corp.................................................   212,500    238,105
    Apex Science & Engineering Corp...................................   134,198     49,473
   *Ardentec Corp.....................................................   438,000    313,257
  #*Arima Communications Corp.........................................   758,000    340,038
   *Asia Optical Co., Inc.............................................   855,000    855,551
    Asia Polymer Corp.................................................   972,903  1,158,140
   #Asia Vital Components Co., Ltd.................................... 1,079,245    549,147
   #Asrock, Inc.......................................................   168,000    590,897
    Aten International Co., Ltd.......................................   312,479    562,385
    Audix Corp........................................................   394,000    319,241
   #Aurora Corp.......................................................   541,499    791,646
    Aurora Systems Corp...............................................   268,244    258,567
    AV Tech Corp......................................................   161,000    471,343
   *Avermedia Technologies, Inc.......................................   809,446    486,987
   #Avision, Inc......................................................   669,000    205,881
   *AVY Precision Technology, Inc.....................................    60,000     93,289
    Awea Mechantronic Co., Ltd........................................   137,200    143,947
    Bank of Kaohsiung................................................. 1,507,645    435,599
   *Basso Industry Corp., Ltd.........................................   447,000    311,137
   *BenQ Materials Corp...............................................   236,000     95,265
    BES Engineering Corp.............................................. 6,859,750  1,521,920
    Biostar Microtech International Corp..............................   592,975    294,352
   *Bright Led Electronics Corp.......................................   502,520    271,437
   #C Sun Manufacturing, Ltd..........................................   525,221    331,520
   #Cameo Communications, Inc.........................................   883,818    219,351
    Capella Microsystems Taiwan, Inc..................................    82,000    458,201
   #Capital Securities Corp........................................... 6,499,142  2,188,141
    Career Technology (MFG.) Co., Ltd................................. 1,034,000  1,436,165
  #*Carnival Industrial Corp.......................................... 1,125,000    406,724
    Cathay Chemical Works, Inc........................................    30,000     10,687
    Cathay Real Estate Development Co., Ltd........................... 3,127,000  1,249,088
    Central Reinsurance Co., Ltd......................................   826,402    353,900
    ChainQui Construction Development Co., Ltd........................   347,083    246,307
   #Champion Building Materials Co., Ltd.............................. 1,349,851    478,075
   #Chang Wah Electromaterials, Inc...................................   125,517    268,490
    Charoen Pokphand Enterprises Co., Ltd.............................   738,000    359,515
    CHC Resources Corp................................................   308,348    471,410
    Cheng Loong Corp.................................................. 3,528,383  1,258,294
    Cheng Uei Precision Industry Co., Ltd............................. 1,509,325  2,732,727
   #Chenming Mold Industrial Corp.....................................   396,437    329,476
    Chia Hsin Cement Corp............................................. 1,625,360    729,836
   *Chia Hsin Food & Synthetic Fiber Co., Ltd.........................    97,211         --
    Chicony Electronics Co., Ltd...................................... 1,226,729  2,353,246
   #Chien Kuo Construction Co., Ltd................................... 1,069,312    488,752
   *Chien Shing Stainless Steel Co., Ltd..............................   417,000     39,220
    Chilisin Electronics Corp.........................................   315,535    154,327
   #China Chemical & Pharmaceutical Co., Ltd.......................... 1,041,000    634,611
    China Ecotek Corp.................................................   187,000    390,796
   #China Electric Manufacturing Corp................................. 1,096,900    677,441
   *China General Plastics Corp....................................... 1,086,000    418,869
   #China Glaze Co., Ltd..............................................   518,139    235,597
   *China ManMade Fibers Corp......................................... 4,563,879  1,521,503
    China Metal Products Co., Ltd.....................................   986,278    563,616
   *China Motor Corp.................................................. 1,379,609  1,169,179

                                     1467

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *China Rebar Co., Ltd..............................................     55,174 $       --
    China Steel Chemical Corp.........................................    543,554  2,363,793
    China Steel Structure Co., Ltd....................................    409,000    389,231
    China Synthetic Rubber Corp.......................................  1,851,563  1,714,751
   *China United Trust & Investment Corp..............................    164,804         --
   *China Wire & Cable Co., Ltd.......................................    592,000    157,483
  #*Chinese Gamer International Corp..................................    119,000    279,214
    Chinese Maritime Transport, Ltd...................................    436,850    497,478
   #Chin-Poon Industrial Co., Ltd.....................................  1,459,207  1,584,042
   *Chipbond Technology Corp..........................................    177,000    220,859
    Chong Hong Construction Co........................................    564,646  1,134,160
   *Chou Chin Industrial Co., Ltd.....................................        825         --
   #Chroma Ate, Inc...................................................  1,189,821  2,634,516
   *Chun Yu Works & Co., Ltd..........................................    771,000    241,016
  #*Chun Yuan Steel Industrial Co., Ltd...............................  1,509,793    586,034
    Chung Hung Steel Corp.............................................  3,385,979    840,384
   #Chung Hwa Pulp Corp...............................................  1,902,031    577,398
    Chung-Hsin Electric & Machinery Manufacturing Corp................  1,533,000    865,014
   *Chungwa Picture Tubes Co., Ltd.................................... 16,175,000    472,241
    Clevo Co., Ltd....................................................  1,613,000  2,106,491
  #*CMC Magnetics Corp................................................ 10,279,960  1,609,571
   #Collins Co., Ltd..................................................    544,431    221,920
    Compal Communications, Inc........................................  1,153,000  1,054,500
   #Compeq Manufacturing Co., Ltd.....................................  3,615,000  1,521,777
   *Concord Securities Corp...........................................     30,000      6,321
    Continental Holdings Corp.........................................  1,599,067    549,118
   *Coretronic Corp...................................................    838,000    732,214
   *Cosmo Electronics Corp............................................    215,137    175,652
   *Cosmos Bank Taiwan................................................    759,000    209,736
   #Coxon Precise Industrial Co., Ltd.................................    416,000    565,430
   *Creative Sensor, Inc..............................................     85,000     41,542
   *CSBC Corp. Taiwan.................................................  1,325,610    955,036
    CTCI Corp.........................................................  1,072,013  1,987,437
   #CviLux Corp.......................................................    197,039    277,039
   #Cyberlink Corp....................................................    292,281    834,056
   #Cybertan Technology, Inc..........................................  1,152,779    793,823
   #Da Cin Construction Co., Ltd......................................    639,711    370,783
   *Dah Fung CATV Co., Ltd............................................    144,000    305,529
    Darfon Electronics Corp...........................................  1,074,550    745,475
    Davicom Semiconductor, Inc........................................    245,888    125,214
    De Licacy Industries Co., Ltd.....................................     70,000     20,206
    Delpha Construction Co., Ltd......................................    706,795    210,547
    Depo Auto Parts Industrial Co., Ltd...............................    387,000    822,690
   *Der Pao Construction Co., Ltd.....................................    476,000     13,014
    DFI, Inc..........................................................    143,524    105,373
   *Dimerco Express Taiwan Corp.......................................     13,000      8,757
   #D-Link Corp.......................................................  2,537,665  1,523,864
    Dynamic Electronics Co., Ltd......................................    858,801    249,625
   *Eastern Media International Corp..................................  3,279,337    359,046
    Eclat Textile Co., Ltd............................................    475,914  1,275,408
   *Edimax Technology Co., Ltd........................................    470,000    164,017
    Edom Technology Co., Ltd..........................................    172,776     50,154
   #Elan Microelectronics Corp........................................  1,342,715  2,162,615
  #*E-Lead Electronic Co., Ltd........................................    205,942    251,865
   #E-LIFE MALL Corp., Ltd............................................    300,000    641,054
   #Elite Advanced Laser Corp.........................................    263,000    297,521
   #Elite Material Co., Ltd...........................................  1,083,350    989,760
   *Elite Semiconductor Memory Technology, Inc........................    937,200    723,908
  #*Elitegroup Computer Systems Co., Ltd..............................  2,567,182  1,008,331
   *eMemory Technology, Inc...........................................    164,000    362,463
   *ENG Electric Co., Ltd.............................................    274,000    494,435

                                     1468

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #EnTie Commercial Bank............................................. 1,420,603 $  614,318
   *Episil Technologies, Inc..........................................   209,000     63,537
    Eternal Chemical Co., Ltd......................................... 2,419,794  1,825,028
  #*E-Ton Solar Tech Co., Ltd.........................................   592,000    241,743
   *Etron Technology Inc..............................................   206,000     62,888
   *Everest Textile Co., Ltd..........................................   978,562    275,531
    Evergreen International Storage & Transport Corp.................. 2,334,000  1,251,341
  #*Everlight Chemical Industrial Corp................................ 1,232,175    711,519
  #*Everlight Electronics Co., Ltd.................................... 1,352,000  2,103,204
   *Everspring Industry Co., Ltd......................................    39,000      9,459
    Excel Cell Electronics Co., Ltd...................................   105,000     35,801
  #*Excelsior Medical Co., Ltd........................................   305,140    608,000
    Far Eastern International Bank.................................... 4,679,865  1,840,306
   #Faraday Technology Corp........................................... 1,207,648  1,627,883
   *Farglory F T Z Investment Holding Co., Ltd........................   235,000    139,473
    Federal Corp...................................................... 1,432,682    696,812
    Feng Hsin Iron & Steel Co., Ltd................................... 1,664,100  2,636,826
  #*Feng Tay Enterprise Co., Ltd......................................   891,006    861,733
   *Firich Enterprises Co., Ltd.......................................   308,000    393,354
    First Copper Technology Co., Ltd..................................   781,000    181,975
   #First Hotel.......................................................   524,256    337,015
   #First Insurance Co., Ltd..........................................   832,179    346,384
    First Steamship Co., Ltd..........................................   526,200    548,895
   #FLEXium Interconnect, Inc.........................................   552,303  2,208,775
   #Flytech Technology Co., Ltd.......................................   252,919    579,038
    Forhouse Corp..................................................... 1,683,635    845,156
  #*Formosa Advanced Technologies Co., Ltd............................   508,000    376,441
  #*Formosa Epitaxy, Inc.............................................. 1,263,811    813,136
    Formosa International Hotels Corp.................................   130,780  1,393,404
    Formosa Oilseed Processing Co., Ltd...............................   295,697    134,241
    Formosan Rubber Group, Inc........................................ 1,698,000  1,034,434
    Formosan Union Chemical Corp......................................   988,380    679,348
  #*Fortune Electric Co., Ltd.........................................   502,078    213,263
    Founding Construction & Development Co., Ltd......................   546,745    313,560
   *Froch Enterprise Co., Ltd.........................................   620,000    204,047
    FSP Technology, Inc...............................................   599,887    512,644
    Fu I Industrial Co., Ltd..........................................   136,113     64,443
   #Fullerton Technology Co., Ltd.....................................   376,600    317,423
   *Fulltech Fiber Glass Corp.........................................   463,000    231,410
   #Fwusow Industry Co., Ltd..........................................   694,477    346,121
    G Shank Enterprise Co., Ltd.......................................   614,013    310,138
   *Gamania Digital Entertainment Co., Ltd............................    76,000     65,941
    Gem Terminal Industries Co., Ltd..................................   142,386     60,335
    Gemtek Technology Corp............................................ 1,217,219  1,084,994
    General Plastic Industrial Co., Ltd...............................   137,553    111,881
  #*Genesis Photonics, Inc............................................   785,503    670,845
   #Genius Electronic Optical Co., Ltd................................   149,030  1,022,905
    GeoVision, Inc....................................................   152,207    552,276
   #Getac Technology Corp............................................. 1,374,360  1,002,493
    Giant Manufacturing Co., Ltd......................................   215,776  1,177,167
  #*Giantplus Technology Co., Ltd.....................................   811,900    232,572
    Giga Solution Tech Co., Ltd.......................................   283,446    178,265
   #Gigabyte Technology Co., Ltd...................................... 1,996,800  1,731,721
   #Gigastorage Corp.................................................. 1,087,561    817,640
   #Gintech Energy Corp............................................... 1,271,936  1,232,711
   #Global Brands Manufacture, Ltd....................................   883,108    375,577
  #*Global Mixed Mode Technology, Inc.................................   268,000    748,391
   #Global Unichip Corp...............................................   307,000    989,828
   *Globe Union Industrial Corp.......................................   764,944    525,635
   *Gloria Material Technology Corp...................................   778,000    746,075
   #Gold Circuit Electronics, Ltd..................................... 1,756,227    356,516

                                     1469

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
    Goldsun Development & Construction Co., Ltd.......................  5,187,722 $1,755,849
    Good Will Instrument Co., Ltd.....................................    191,146    113,927
   #Grand Pacific Petrochemical Corp..................................  3,821,000  1,672,202
   #Grape King, Inc...................................................    404,000    813,000
   #Great China Metal Industry Co., Ltd...............................    518,000    587,871
    Great Taipei Gas Co., Ltd.........................................  1,220,000    773,310
   #Great Wall Enterprise Co., Ltd....................................  1,406,394  1,365,325
   #Green Energy Technology, Inc......................................  1,014,457    693,911
    GTM Corp..........................................................    524,000    217,593
   *Hannstar Board Corp...............................................    953,049    441,920
  #*HannStar Display Corp............................................. 20,434,989  1,248,782
   *HannsTouch Solution, Inc..........................................  2,778,130  1,019,572
   #Harvatek Corp.....................................................    665,963    324,149
   #Hey Song Corp.....................................................  1,487,000  1,892,493
    Highwealth Construction Corp......................................    251,000    387,690
  #*Hiti Digital, Inc.................................................    402,573    202,861
   #Hitron Technologies, Inc..........................................    555,213    314,382
  #*Ho Tung Holding Corp..............................................  2,251,948  1,272,358
   *Hocheng Corp......................................................    926,700    236,199
    Hold-Key Electric Wire & Cable Co., Ltd...........................    379,191    125,953
   #Holiday Entertainment Co., Ltd....................................    248,800    433,279
    Holtek Semiconductor, Inc.........................................    625,000    665,144
    Holy Stone Enterprise Co., Ltd....................................  1,086,183    981,489
   *Hong Ho Precision Textile Co., Ltd................................     89,000     37,865
    Hong Tai Electric Industrial Co., Ltd.............................    918,000    288,443
    Hong Yi Fiber Industry Co., Ltd...................................    164,652     46,774
   *Horizon Securities Co., Ltd.......................................    111,000     20,329
  #*Hota Industrial Manufacturing Co., Ltd............................    688,000    354,423
   *Howarm Construction Co., Ltd......................................    138,000    111,661
   #Hsin Kuang Steel Co., Ltd.........................................    936,443    570,902
    Hsing Ta Cement Co., Ltd..........................................    620,000    213,739
   *Hu Lane Associate, Inc............................................     31,000     52,355
    Hua Eng Wire & Cable Co., Ltd.....................................  1,623,565    421,210
  #*Huaku Development Co., Ltd........................................    911,816  1,873,112
   #Huang Hsiang Construction Co......................................    432,800    842,316
   *Huga Optotech, Inc................................................     52,000     18,002
    Hung Ching Development & Construction Co., Ltd....................    449,000    165,890
   #Hung Poo Real Estate Development Corp.............................    939,185    759,565
    Hung Sheng Construction Co., Ltd..................................  2,016,400  1,001,160
   *Hwa Fong Rubber Co., Ltd..........................................    772,670    170,574
   *Ibase Technology, Inc.............................................    104,000    134,983
  #*Ichia Technologies, Inc...........................................  1,243,000    572,768
   #I-Chiun Precision Industry Co., Ltd...............................    749,313    384,362
    ICP Electronics, Inc..............................................    571,000    915,156
   *ILI Technology Corp...............................................    127,000    343,995
   #Infortrend Technology, Inc........................................    957,163    604,489
   *Inotera Memories, Inc.............................................  5,794,000  1,078,300
   *Insyde Software Corp..............................................     28,000     99,672
  #*Integrated Memory Logic, Ltd......................................    143,000    538,768
   *International Games System Co., Ltd...............................     93,000    405,207
    Inventec Corp.....................................................  3,051,014    908,288
   #I-Sheng Electric Wire & Cable Co., Ltd............................    372,000    482,154
   #ITE Technology, Inc...............................................    670,408    528,858
    ITEQ Corp.........................................................  1,025,104  1,028,757
   *J Touch Corp......................................................    284,000    282,784
   *Janfusun Fancyworld Corp..........................................    180,000     33,155
   *Jenn Feng New Energy Co., Ltd.....................................    432,000    151,491
  #*Jentech Precision Industrial Co., Ltd.............................    117,869    315,868
  #*Jess-Link Products Co., Ltd.......................................    590,900    508,972
    Johnson Health Tech Co., Ltd......................................    216,675    571,756
    Jui Li Enterprise Co., Ltd........................................    324,080     79,662

                                     1470

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
    Kang Na Hsiung Enterprise Co., Ltd................................    377,020 $  161,984
   *Kao Hsing Chang Iron & Steel Corp.................................    784,000    130,653
   *Kaori Heat Treatment Co., Ltd.....................................     46,200     46,833
   #Kaulin Manufacturing Co., Ltd.....................................    482,330    346,074
   #Kee Tai Properties Co., Ltd.......................................  1,306,473    654,913
   #Kenda Rubber Industrial Co., Ltd..................................  1,778,447  2,140,876
   *Kenmec Mechanical Engineering Co., Ltd............................     81,000     26,505
    Kerry TJ Logistics Co., Ltd.......................................  1,241,000  1,565,159
    Kian Shen Corp....................................................     72,000    106,679
    King Core Electronics, Inc........................................     10,623      6,581
   #King Slide Works Co., Ltd.........................................    176,550  1,015,286
    King Yuan Electronics Co., Ltd....................................  4,525,979  1,967,768
    Kingdom Construction Co., Ltd.....................................  1,482,000    838,792
   *King's Town Bank..................................................  2,762,701  1,811,528
    King's Town Construction Co., Ltd.................................    722,105    599,255
    Kinik Co..........................................................    443,000    597,008
   #Kinko Optical Co., Ltd............................................    570,000    775,310
    Kinpo Electronics, Inc............................................  4,020,157    840,475
   #KS Terminals, Inc.................................................    320,482    270,816
   #Kung Long Batteries Industrial Co., Ltd...........................    271,000    471,481
   *Kuoyang Construction Co., Ltd.....................................  1,588,000    603,903
    Kwong Fong Industries Corp........................................  1,307,200    609,546
   #KYE Systems Corp..................................................  1,008,903    325,185
   *L&K Engineering Co., Ltd..........................................    497,048    461,870
  #*Lan Fa Textile Co., Ltd...........................................    718,933    205,573
   *Laser Tek Taiwan Co., Ltd.........................................     27,000     23,443
    LCY Chemical Corp.................................................    329,000    439,931
   #Leadtrend Technology Corp.........................................    136,086    225,834
    Lealea Enterprise Co., Ltd........................................  2,553,924    896,280
   *Ledtech Electronics Corp..........................................    398,000    137,569
   #Lee Chi Enterprises Co., Ltd......................................    687,000    303,753
  #*Leofoo Development Co., Ltd.......................................    914,000    503,817
   #Les Enphants Co., Ltd.............................................    641,110    567,995
   #Li Peng Enterprise Co., Ltd.......................................  1,640,606    460,836
    Lian Hwa Food Corp................................................    208,890    268,789
    Lien Hwa Industrial Corp..........................................  1,842,676  1,116,405
   #Lingsen Precision Industries, Ltd.................................  1,321,506    674,380
   #LITE-ON IT Corp...................................................  1,488,990  1,376,134
   #Lite-On Semiconductor Corp........................................  1,075,730    545,572
    Long Bon International Co., Ltd...................................  1,079,945    483,653
    Long Chen Paper Co., Ltd..........................................  1,440,674    360,530
  #*Lotes Co., Ltd....................................................    196,778    460,594
   *Lucky Cement Corp.................................................    677,000    146,090
   #Lumax International Corp., Ltd....................................    335,245    769,682
   *Macroblock, Inc...................................................     68,000    278,904
    Macronix International Co., Ltd................................... 11,202,479  2,753,052
    Makalot Industrial Co., Ltd.......................................    479,202  1,318,534
   #Marketech International Corp......................................    448,000    269,895
    Masterlink Securities Corp........................................  3,843,000  1,139,967
    Maxtek Technology Co., Ltd........................................     41,000     30,086
   #Mayer Steel Pipe Corp.............................................    760,567    293,814
    Maywufa Co., Ltd..................................................    170,322     73,173
    Meiloon Co., Ltd..................................................    437,053    127,334
    Mercuries & Associates, Ltd.......................................  1,142,438    939,565
   *Mercuries Data Systems, Ltd.......................................    353,000    108,710
    Merida Industry Co., Ltd..........................................    650,170  2,796,155
    Merry Electronics Co., Ltd........................................    674,481    869,900
   *Microbio Co., Ltd.................................................    264,000    312,568
  #*Microelectronics Technology, Inc..................................  1,557,527    579,791
    Micro-Star International Co., Ltd.................................  3,209,075  1,488,016
    Min Aik Technology Co., Ltd.......................................    561,316  1,347,725

                                     1471

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
  #*Mirle Automation Corp.............................................    512,009 $  330,265
   #Mitac International Corp..........................................  4,439,000  1,350,837
   *Mosel Vitelic, Inc................................................  2,505,644    240,900
   *Motech Industries, Inc............................................    436,000    471,048
   *MPI Corp..........................................................     87,000    172,401
   #Nak Sealing Technologies Corp.....................................    204,954    332,032
  #*Namchow Chemical Industrial Co., Ltd..............................    660,000    687,201
    Nankang Rubber Tire Co., Ltd......................................  1,740,056  2,425,840
   #Nantex Industry Co., Ltd..........................................    822,036    701,961
   *Nanya Technology Corp.............................................  2,937,000    183,143
   #National Petroleum Co., Ltd.......................................    711,824    706,325
  #*Neo Solar Power Corp..............................................  1,903,000  1,180,956
    New Asia Construction & Development Co., Ltd......................    423,137    116,032
    Newmax Technology Co., Ltd........................................    139,000    200,033
   #Nichidenbo Corp...................................................    281,984    213,662
    Nien Hsing Textile Co., Ltd.......................................  1,125,125    703,861
   *Ocean Plastics Co., Ltd...........................................    538,200    390,882
   #Opto Technology Corp..............................................  2,030,886    755,483
   *Orient Semiconductor Electronics, Ltd.............................  1,795,000    237,822
  #*Oriental Union Chemical Corp......................................  2,601,267  2,979,100
   #Orise Technology Co., Ltd.........................................    257,000    243,029
   *Pacific Construction Co., Ltd.....................................    597,850    167,587
   #Pan Jit International, Inc........................................  1,280,541    484,424
    Pan-International Industrial Corp.................................  1,366,893  1,371,860
   #Paragon Technologies Co., Ltd.....................................    242,449    216,706
   #Phihong Technology Co., Ltd.......................................    936,901    755,819
  #*Phytohealth Corp..................................................    439,000    605,618
   *Picvue Electronics, Ltd...........................................     72,760         --
  #*Pihsiang Machinery Manufacturing Co., Ltd.........................    505,534    617,278
    Plotech Co., Ltd..................................................    191,000     76,134
   #Polytronics Technology Corp.......................................    223,027    390,022
   *Portwell, Inc.....................................................    105,000    112,301
   *Potrans Electrical Corp...........................................    228,000     33,144
   *Power Quotient International Co., Ltd.............................    905,000    219,178
   #Powercom Co., Ltd.................................................    677,140    238,169
  #*Powertech Industrial Co., Ltd.....................................    321,000    234,998
    President Securities Corp.........................................  2,718,920  1,365,547
   *Prime Electronics and Satellitics, Inc............................    194,000    171,983
    Prince Housing & Development Corp.................................  2,774,347  1,755,382
   *Procomp Informatics, Ltd..........................................     21,675         --
   *Prodisc Technology, Inc...........................................  1,707,199      9,677
   #Promate Electronic Co., Ltd.......................................    573,000    419,616
  #*Promise Technology, Inc...........................................    503,286    252,990
   *Protop Technology Co., Ltd........................................    192,000      1,344
    Qisda Corp........................................................  5,565,900  1,221,976
   *Quanta Storage, Inc...............................................    200,000    124,566
  #*Quintain Steel Co., Ltd...........................................  1,312,824    294,069
   #Radium Life Tech Corp.............................................  1,963,016  1,224,651
    Ralec Electronic Corp.............................................    103,209    104,927
   #Realtek Semiconductor Corp........................................  1,642,990  2,824,705
   #Rechi Precision Co., Ltd..........................................    982,900    859,671
   *Rexon Industrial Corp., Ltd.......................................    229,000     37,267
   *Rich Development Co., Ltd.........................................    345,000    158,318
   *Richtek Technology Corp...........................................    539,000  2,960,982
  #*Ritek Corp........................................................ 10,463,387  1,365,619
    Ruentex Development Co., Ltd......................................    422,084    709,688
   *Sainfoin Technology Corp..........................................    131,260         --
    Sampo Corp........................................................  2,298,327    687,741
    San Fang Chemical Industry Co., Ltd...............................    487,789    378,867
   *San Shing Fastech Corp............................................      6,000      7,562
   *Sanyang Industrial Co., Ltd.......................................  2,704,628  1,757,180

                                     1472

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Sanyo Electric Taiwan Co., Ltd....................................   503,000 $  440,984
    SCI Pharmtech, Inc................................................    71,936    123,583
  #*SDI Corp..........................................................   446,000    291,934
    Senao International Co., Ltd......................................   375,541  1,384,554
   #Sercomm Corp......................................................   551,000    795,515
   #Sesoda Corp.......................................................   475,250    569,589
    Shan-Loong Transportation Co., Ltd................................    24,000     15,623
    Sheng Yu Steel Co., Ltd...........................................   552,980    340,472
  #*ShenMao Technology, Inc...........................................   320,891    355,639
    Shih Wei Navigation Co., Ltd......................................   622,598    556,525
   #Shihlin Electric & Engineering Corp............................... 1,191,000  1,372,860
  #*Shihlin Paper Corp................................................   446,000    602,583
    Shin Hai Gas Corp.................................................     1,000      1,296
    Shin Shin Co., Ltd................................................    32,000     27,801
   #Shin Zu Shing Co., Ltd............................................   394,144  1,116,538
  #*Shining Building Business Co., Ltd................................   713,235    599,007
   #Shinkong Insurance Co., Ltd.......................................   764,131    532,729
   #Shinkong Synthetic Fibers Co., Ltd................................ 7,179,395  2,105,105
    Shiny Chemical Industrial Co., Ltd................................   158,000    196,263
   *Shuttle, Inc......................................................   726,152    219,250
   #Sigurd Microelectronics Corp...................................... 1,397,974  1,011,640
    Silicon Integrated Systems Corp................................... 2,201,820    748,340
   #Silitech Technology Corp..........................................   490,627    995,103
   #Sinbon Electronics Co., Ltd.......................................   627,000    475,633
    Sincere Navigation Corp........................................... 1,244,786  1,096,006
   *Sinkang Industries, Ltd...........................................   152,001     49,055
   #Sinkong Textile Co., Ltd..........................................   695,542    945,243
   *Sinmag Equipment Corp.............................................    51,000    222,864
  #*Sino-American Silicon Products, Inc...............................   993,000  1,223,487
   #Sinon Corp........................................................ 1,348,510    621,124
   #Sinphar Pharmaceutical Co., Ltd...................................   464,588    399,760
  #*Sinyi Realty Co., Ltd.............................................   610,636    776,013
   *Sirtec International Co., Ltd.....................................   193,000    229,624
   #Sitronix Technology Corp..........................................   427,879    497,655
    Siward Crystal Technology Co., Ltd................................   447,000    127,549
   *Skymedi Corp......................................................    41,000     45,609
   *Soft-World International Corp.....................................    85,000    183,897
   *Solar Applied Materials Technology Co.............................   139,000    186,386
    Solomon Technology Corp...........................................   147,138     48,649
  #*Solytech Enterprise Corp..........................................   585,000    188,298
  #*Sonix Technology Co., Ltd.........................................   625,000    871,784
    Southeast Cement Co., Ltd.........................................   899,700    354,162
    Spirox Corp.......................................................   180,000     66,105
   *Sporton International, Inc........................................    48,000    111,169
    Springsoft, Inc...................................................   702,000    982,404
   *St. Shine Optical Co., Ltd........................................    84,000    949,443
   #Standard Chemical & Pharmaceutical Co., Ltd.......................   331,571    277,155
   *Star Comgistic Capital Co., Ltd...................................   239,785     99,694
   #Stark Technology, Inc.............................................   413,860    335,298
  #*Sunonwealth Electric Machine Industry Co., Ltd....................   494,487    321,729
    Sunplus Technology Co., Ltd....................................... 1,937,000    504,583
   #Sunrex Technology Corp............................................   768,736    337,250
   *Sunspring Metal Corp..............................................   150,000    151,340
   #Super Dragon Technology Co., Ltd..................................   243,382    190,116
   #Supreme Electronics Co., Ltd......................................   667,000    292,346
    Sweeten Construction Co., Ltd.....................................   275,889    144,106
   *Syncmold Enterprise Corp..........................................   123,000    187,185
    Sysware Systex Corp...............................................   242,388    244,650
   *Ta Chen Stainless Pipe Co., Ltd................................... 1,927,953    915,827
   *Ta Chong Bank, Ltd................................................ 5,551,769  1,704,685
    Ta Ya Electric Wire & Cable Co., Ltd.............................. 2,103,306    521,044

                                     1473

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Ta Yih Industrial Co., Ltd........................................   194,000 $  332,736
    Tah Hsin Industrial Corp..........................................   455,000    391,885
   *TAI Roun Products Co., Ltd........................................   239,000     79,263
   #TA-I Technology Co., Ltd..........................................   606,778    381,720
   *Taichung Commercial Bank.......................................... 5,697,272  1,801,279
   *TaiDoc Technology Corp............................................     8,000     13,202
   *Taiflex Scientific Co., Ltd.......................................   294,000    400,589
   #Tainan Enterprises Co., Ltd.......................................   425,370    397,715
   #Tainan Spinning Co., Ltd.......................................... 3,639,988  1,486,092
   #Taisun Enterprise Co., Ltd........................................ 1,094,590    576,051
   #Taita Chemical Co., Ltd...........................................   690,430    272,148
   #Taiwan Acceptance Corp............................................   264,480    645,205
   *Taiwan Business Bank.............................................. 1,121,933    325,437
   #Taiwan Cogeneration Corp.......................................... 1,235,566    777,112
  #*Taiwan Fire & Marine Insurance Co., Ltd...........................   836,338    544,047
   *Taiwan Flourescent Lamp Co., Ltd..................................   176,000     17,487
    Taiwan Fu Hsing Industrial Co., Ltd...............................   479,000    331,028
    Taiwan Hon Chuan Enterprise Co., Ltd..............................   938,814  2,068,358
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.....................     9,000      3,533
   *Taiwan Kolin Co., Ltd............................................. 1,356,000         --
   *Taiwan Land Development Corp...................................... 2,458,483    945,606
   #Taiwan Life Insurance Co., Ltd.................................... 1,360,232    855,702
   #Taiwan Line Tek Electronic Co., Ltd...............................   270,980    299,172
    Taiwan Mask Corp..................................................   756,412    276,121
    Taiwan Navigation Co., Ltd........................................   610,777    613,433
    Taiwan Paiho Co., Ltd.............................................   958,165    607,705
   *Taiwan PCB Techvest Co., Ltd......................................   221,548    275,694
  #*Taiwan Prosperity Chemical Corp...................................   442,000    774,676
    Taiwan Pulp & Paper Corp.......................................... 1,554,980    473,876
  #*Taiwan Sakura Corp................................................   934,003    458,502
    Taiwan Secom Co., Ltd.............................................   939,332  1,871,041
   *Taiwan Semiconductor Co., Ltd.....................................   189,000     80,758
   #Taiwan Sogo Shinkong Security Co., Ltd............................   997,278  1,009,063
   *Taiwan Styrene Monomer Corp....................................... 2,169,303    515,732
   *Taiwan Surface Mounting Technology Co., Ltd.......................   165,000    252,029
   #Taiwan Tea Corp................................................... 2,487,897  1,221,535
   *Taiwan Union Technology Corp......................................   332,000    155,687
    Taiyen Biotech Co., Ltd...........................................   710,000    516,013
  #*Tatung Co., Ltd................................................... 8,166,455  1,600,364
   *Teco Electric & Machinery Co., Ltd................................ 4,753,000  3,005,724
   *Tecom, Ltd........................................................   108,114      5,613
   *Tekcore Co., Ltd..................................................    16,000      7,225
   #Ten Ren Tea Co., Ltd..............................................   178,980    278,695
   #Test Research, Inc................................................   575,926    877,236
    Test-Rite International Co., Ltd.................................. 1,107,438    781,992
  #*Thinking Electronic Industrial Co., Ltd...........................   319,204    276,140
   #Thye Ming Industrial Co., Ltd.....................................   565,360    495,523
    TNC Industrial Corp., Ltd.........................................   197,000    152,126
    Ton Yi Industrial Corp............................................ 2,949,644  1,766,973
  #*Tong Hsing Electronic Industries, Ltd.............................   431,963  1,217,254
   #Tong Yang Industry Co., Ltd....................................... 1,433,060  1,397,790
   #Tong-Tai Machine & Tool Co., Ltd..................................   697,313    550,682
   #Topco Scientific Co., Ltd.........................................   523,082    834,369
   *Topco Technologies Corp...........................................     7,000     14,246
    Topoint Technology Co., Ltd.......................................   531,111    276,618
    Transcend Information, Inc........................................   724,651  1,939,691
   #Tsann Kuen Enterprise Co., Ltd....................................   399,686    809,935
   #TTET Union Corp...................................................   270,000    450,510
  #*TTY Biopharm Co., Ltd.............................................   372,000  1,532,682
   #Tung Ho Steel Enterprise Corp..................................... 2,725,000  2,431,557
  #*Tung Ho Textile Co., Ltd..........................................   598,000    169,475

                                     1474

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *Tung Thih Electronic Co., Ltd.....................................     64,000 $  131,445
    TXC Corp..........................................................  1,074,053  1,631,234
   *TYC Brother Industrial Co., Ltd...................................    686,329    267,883
  #*Tycoons Group Enterprise Co., Ltd.................................  1,835,182    296,258
   #Tyntek Corp.......................................................  1,237,621    397,089
   *Tze Shin International Co., Ltd...................................    356,416    166,098
  #*Union Bank of Taiwan..............................................  3,098,593  1,108,211
    Unitech Electronics Co., Ltd......................................    281,804    133,693
   #Unitech Printed Circuit Board Corp................................  2,085,370    644,617
    United Integration Service Co., Ltd...............................    768,439    613,745
   #Unity Opto Technology Co., Ltd....................................  1,024,500    950,012
    Universal Cement Corp.............................................  1,287,191    571,294
    Universal Microelectronics Co., Ltd...............................     84,000     21,519
    Universal, Inc....................................................    117,971     63,015
    Unizyx Holding Corp...............................................  1,464,430    708,937
   #UPC Technology Corp...............................................  2,756,334  1,572,434
   *Userjoy Technology Co., Ltd.......................................     41,000     81,413
    USI Corp..........................................................  2,468,464  2,319,951
   *Vanguard International Semiconductor Corp.........................    455,000    190,111
   #Ve Wong Corp......................................................    433,696    294,447
   *Veutron Corp......................................................     51,628      2,344
   *Via Technologies, Inc.............................................  2,725,000    835,459
   *Viking Tech Corp..................................................     43,000     37,964
  #*Visual Photonics Epitacy Co., Ltd.................................    817,696  1,197,208
  #*Wafer Works Corp..................................................    310,000    176,114
   *Wah Hong Industrial Corp..........................................     20,000     28,545
    Wah Lee Industrial Corp...........................................    683,000    861,635
    Walsin Lihwa Corp.................................................  3,797,000  1,132,488
    Walsin Technology Corp., Ltd......................................  2,165,873    480,874
    Walton Advanced Engineering, Inc..................................  1,053,197    315,048
   *Walton Chaintech Corp.............................................    145,000    188,910
    Wan Hai Lines Co., Ltd............................................  1,866,000    915,231
    Wan Hwa Enterprise Co., Ltd.......................................    539,718    240,233
    Waterland Financial Holdings Co., Ltd.............................  4,979,933  1,675,961
   *Ways Technical Corp., Ltd.........................................    183,000    375,202
   *WEI Chih Steel Industrial Co., Ltd................................    433,000     70,846
   #Wei Chuan Foods Corp..............................................  1,542,000  1,587,152
   *Wei Mon Industry Co., Ltd.........................................    770,000    410,985
    Weikeng Industrial Co., Ltd.......................................    795,100    570,279
    Well Shin Technology Co., Ltd.....................................    204,000    252,736
   #Wellypower Optronics Corp.........................................    491,000    198,093
   #Weltrend Semiconductor, Inc.......................................    951,833    373,691
   *Win Semiconductors Corp...........................................    228,000    267,074
  #*Winbond Electronics Corp.......................................... 11,263,138  1,574,275
    Wintek Corp.......................................................  5,154,000  2,232,421
   *Wisdom Marine Lines Co., Ltd......................................     64,000     92,587
   #Wistron NeWeb Corp................................................    763,891  1,502,730
   #WT Microelectronics Co., Ltd......................................  1,012,524  1,291,976
   *WUS Printed Circuit Co., Ltd......................................  1,224,000    528,576
   *XAC Automation Corp...............................................     12,000     11,052
   #Yageo Corp........................................................  7,705,000  2,064,150
    Yang Ming Marine Transport Corp...................................  2,097,000    851,558
    YC INOX Co., Ltd..................................................  1,107,171    566,556
   #Yem Chio Co., Ltd.................................................    886,694    814,301
    Yi Jinn Industrial Co., Ltd.......................................    713,312    143,226
    Yieh Phui Enterprise Co., Ltd.....................................  4,034,645  1,215,952
  #*Young Fast Optoelectronics Co., Ltd...............................    490,872  1,028,660
  #*Young Optics, Inc.................................................    209,111    663,514
  #*Youngtek Electronics Corp.........................................    219,000    540,633
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................  4,607,212  1,832,108
   *Yufo Electronics Co., Ltd.........................................     10,000      6,913

                                     1475

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................    270,869 $    466,739
   *Yung Tay Engineering Co., Ltd.....................................  1,170,000    1,902,193
  #*YungShin Global Holding Corp......................................    635,300      821,727
   *Zeng Hsing Industrial Co., Ltd....................................     64,000      204,965
   #Zenitron Corp.....................................................    660,000      415,513
   #Zig Sheng Industrial Co., Ltd.....................................  1,565,614      492,681
    Zinwell Corp......................................................  1,122,586    1,074,610
   #Zippy Technology Corp.............................................    366,948      255,849
                                                                                  ------------
TOTAL TAIWAN..........................................................             365,677,091
                                                                                  ------------
THAILAND -- (3.4%)
    A.J. Plast PCL (Foreign)..........................................    677,888      245,565
    Aeon Thana Sinsap (Thailand) PCL (Foreign)........................    142,500      156,220
    Amata Corp. PCL (Foreign).........................................  1,818,700      994,015
   *Apex Development PCL (Foreign)....................................      3,536           --
    Asia Plus Securities PCL (Foreign)................................  3,856,000      279,367
    Asian Property Development PCL (Foreign)..........................  5,334,160    1,254,299
    Bangchak Petroleum PCL (Foreign)..................................  2,363,100    1,667,010
    Bangkok Aviation Fuel Services PCL (Foreign)......................    909,017      389,950
    Bangkok Chain Hospital PCL (Foreign)..............................  4,195,650    1,226,564
    Bangkok Expressway PCL (Foreign)..................................  1,473,100    1,334,075
    Bangkok Insurance PCL (Foreign)...................................    127,501    1,008,826
    Bangkok Life Assurance PCL (Foreign) NVDR.........................  1,523,600    2,239,164
   *Bangkok Metro PCL (Foreign).......................................  6,221,100      122,564
   *Bangkok Rubber PCL (Foreign)......................................     14,600        1,151
   *Bangkokland PCL (Foreign)......................................... 33,753,170      900,943
    Bumrungrad Hospital PCL (Foreign).................................  1,241,000    2,997,013
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................  3,912,100      303,321
   *Central Paper Industry PCL (Foreign)..............................         20        1,335
    Central Plaza Hotel PCL (Foreign).................................  2,548,900    1,239,217
    CH Karnchang PCL (Foreign)........................................  2,889,700      651,950
    Charoong Thai Wire & Cable PCL (Foreign)..........................    452,700      115,081
    Delta Electronics Thailand PCL (Foreign)..........................  1,879,600    1,421,496
    Dhipaya Insurance PCL (Foreign)...................................     16,400       11,465
    Diamond Building Products PCL (Foreign)...........................    688,800      143,363
    Dynasty Ceramic PCL (Foreign).....................................    777,200    1,278,046
    Eastern Water Resources Development & Management PCL (Foreign)....  3,141,200      993,166
    Electricity Generating PCL (Foreign)..............................    747,700    2,601,625
    Electricity Generating PCL (Foreign) NVDR.........................     26,300       91,511
    Erawan Group PCL (Foreign)........................................  4,046,270      339,439
    Esso (Thailand) PCL (Foreign).....................................  5,728,400    1,874,881
   *G J Steel PCL (Foreign)........................................... 47,637,200      211,923
   *G Steel PCL (Foreign)............................................. 27,015,300      351,963
    GFPT PCL(Foreign).................................................  2,120,000      562,504
    GMM Grammy PCL (Foreign)..........................................    928,000      692,977
    Hana Microelectronics PCL (Foreign)...............................  1,395,496      886,874
    Hermraj Land & Development PCL (Foreign).......................... 18,324,100    1,735,171
    Home Product Center PCL (Foreign).................................  2,635,094      962,936
    ICC International PCL (Foreign)...................................    204,600      258,432
   *Italian-Thai Development PCL (Foreign) NVDR.......................  7,917,730      805,108
   *ITV PCL (Foreign).................................................  2,785,600       92,942
    Jasmine International PCL (Foreign)............................... 12,427,200    1,295,240
    Kang Yong Electric PCL (Foreign)..................................     23,900      185,307
    KGI Securities (Thailand) PCL (Foreign)...........................  3,114,900      201,919
    Khon Kaen Sugar Industry PCL (Foreign)............................  2,449,000      933,842
    Kiatnakin Bank PCL (Foreign) NVDR.................................  1,089,500    1,419,431
    L.P.N. Development PCL (Foreign) NVDR.............................    411,500      227,521
   *Laguna Resorts & Hotels PCL (Foreign).............................     80,500      101,680
    Lanna Resources PCL (Foreign).....................................    632,300      484,221
    Loxley PCL (Foreign)..............................................  3,578,320      407,067
    LPN Development PCL (Foreign).....................................  1,488,000      822,726

                                     1476

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
THAILAND -- (Continued)
   Major Cineplex Group PCL (Foreign).................................  1,714,900 $1,029,921
   MBK PCL (Foreign)..................................................    330,900    983,132
   MCOT PCL (Foreign).................................................  1,097,600  1,002,733
   MCS Steel PCL (Foreign)............................................    824,600    175,558
  *Minor International PCL (Foreign)..................................  5,404,213  2,696,096
   Modernform Group PCL (Foreign).....................................    294,800     59,953
   Muang Thai Insurance PCL (Foreign).................................     19,588     45,749
   Muramoto Electronic (Thailand) PCL (Foreign).......................     14,000     81,411
   Padaeng Industry PCL (Foreign) NVDR................................    279,200    111,786
   Patum Rice Mill & Granary PCL (Foreign)............................      5,500     12,583
   Polyplex PCL (Foreign).............................................  1,373,300    641,484
   Precious Shipping PCL (Foreign)....................................  1,596,700    740,763
   Preuksa Real Estate PCL (Foreign)..................................  3,557,600  2,000,938
   Property Perfect PCL (Foreign)..................................... 12,220,600    427,158
   Quality Houses PCL (Foreign)....................................... 18,063,608  1,027,450
  *Raimon Land PCL (Foreign)..........................................  4,874,200    238,521
   Ratchaburi Electricity Generating Holding PCL (Foreign)............     37,300     56,596
  *Regional Container Lines PCL (Foreign).............................  1,366,900    282,328
  *Robinson Department Store PCL (Foreign)............................  1,035,325  2,015,051
   Rojana Industrial Park PCL (Foreign)...............................  2,191,700    598,939
   Saha Pathana Inter-Holding PCL (Foreign)...........................    680,300    578,266
   Saha-Union PCL (Foreign)...........................................    551,900    596,269
  *Sahaviriya Steel Industries PCL (Foreign).......................... 34,822,700    697,118
   Samart Corp. PCL (Foreign).........................................  1,860,900    541,062
   Samart I-Mobile PCL (Foreign)......................................  8,442,100    557,978
   Samart Telcoms PCL (Foreign).......................................    999,300    412,803
   Sansiri PCL (Foreign).............................................. 12,672,108    966,414
   SC Asset Corp. PCL (Foreign).......................................  1,245,300    597,522
   SE-Education PCL (Foreign).........................................    152,790     59,718
   Siam City Cement PCL (Foreign).....................................    139,500  1,511,582
   Siam Future Development PCL (Foreign)..............................  1,940,775    484,115
   Siam Makro PCL (Foreign)...........................................    198,700  2,083,603
   Siamgas & Petrochemicals PCL (Foreign).............................  1,734,900    799,366
   Sino-Thai Engineering & Construction PCL (Foreign).................  2,222,600  1,073,515
   SNC Former PCL (Foreign)...........................................    481,100    412,765
   Somboon Advance Technology PCL (Foreign) (B05N984).................     15,850     15,110
   Somboon Advance Technology PCL (Foreign) (B05PZJ3).................    728,000    693,994
   Sri Trang Agro Industry PCL (Foreign)..............................  2,144,690    988,179
   STP & I PCL (Foreign)..............................................    691,435    609,702
   Supalai PCL (Foreign)..............................................  2,942,733  1,683,165
  *SVI PCL (Foreign)..................................................  3,411,100    383,708
  *Tata Steel (Thailand) PCL (Foreign)................................  9,617,100    241,421
  *Thai Airways International PCL (Foreign)...........................  3,604,400  2,279,236
  *Thai Airways International PCL (Foreign) NVDR......................    141,400     89,414
   Thai Carbon Black PCL (Foreign)....................................    158,800    137,506
   Thai Rayon PCL (Foreign)...........................................      1,700      3,066
   Thai Reinsurance PCL (Foreign).....................................  5,072,500    496,451
  *Thai Reinsurance PCL (Foreign) NVDR................................    833,200     81,546
  *Thai Rung Union Car PCL (Foreign)..................................     26,700      8,484
   Thai Stanley Electric PCL (Foreign)................................    144,600    951,134
   Thai Tap Water Supply PCL (Foreign)................................  6,490,400  1,515,870
   Thai Union Frozen Products PCL (Foreign)...........................    455,390  1,063,590
   Thai Vegetable Oil PCL (Foreign)...................................  1,833,175  1,470,851
   Thai Wacoal PCL (Foreign)..........................................     78,000    108,437
  *Thaicom PCL (Foreign)..............................................  2,518,100  1,200,238
   Thai-German Ceramic Industry PCL (Foreign).........................  1,267,900    175,661
   Thanachart Capital PCL (Foreign)...................................  2,288,600  2,345,324
   Thoresen Thai Agencies PCL (Foreign)...............................  1,336,500    645,529
   Ticon Industrial Connection PCL (Foreign)..........................  1,568,700    667,956
   Tipco Asphalt PCL (Foreign)........................................    306,190    381,886
   TIPCO Foods PCL (Foreign)..........................................    130,682     23,670

                                     1477

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                     ------     -------
THAILAND -- (Continued)
   Tisco Financial Group PCL (Foreign)..........................................  1,185,300 $ 1,525,410
   TPI Polene PCL (Foreign).....................................................  3,345,860   1,275,828
  *True Corp. PCL (Foreign)..................................................... 23,704,694   3,012,989
  *Tycoons Worldwide Group PCL (Foreign)........................................    804,700     163,650
   Univanich Palm Oil PCL (Foreign).............................................     32,000     100,413
   Univentures PCL (Foreign)....................................................  1,016,700      92,398
   Vanachai Group PCL (Foreign).................................................  2,200,266     286,657
   Vibhavadi Medical Center PCL (Foreign).......................................    238,900      53,140
   Vinythai PCL (Foreign).......................................................  2,273,034   1,314,560
   Workpoint Entertainment PCL (Foreign)........................................    289,500     287,476
                                                                                            -----------
TOTAL THAILAND..................................................................             90,496,301
                                                                                            -----------
TURKEY -- (3.0%)
   Adana Cimento Sanayii T.A.S. Series A........................................    284,674     540,436
   Adana Cimento Sanayii T.A.S. Series C........................................    137,935      52,111
  *Afyon Cimento Sanayi T.A.S...................................................      2,816     127,212
   Akcansa Cimento A.S..........................................................    273,814   1,172,127
  *Akenerji Elektrik Uretim A.S.................................................    654,495     770,014
  *Akfen Holding A.S............................................................    211,073   1,092,970
   Aksa Akrilik Kimya Sanayii A.S...............................................    497,394   1,185,645
   Aksigorta A.S................................................................    712,907     736,848
  *Aktas Elektrik Ticaret A.S...................................................        370      30,922
   Alarko Holding A.S...........................................................    377,717     826,772
  *Albaraka Turk Katilim Bankasi A.S............................................  1,422,543     925,227
  *Alcatel-Lucent Teletas Telekomunikasyon A.S..................................          1           1
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................    110,344   1,838,897
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S.....................................  1,229,760     682,979
  *Anadolu Cam Sanayii A.S......................................................    557,676     737,866
   Anadolu Hayat Sigorta A.S....................................................    411,845   1,122,867
   Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................    126,677     876,832
  *Asya Katilim Bankasi A.S.....................................................  2,767,888   2,971,503
   Ayen Enerji A.S..............................................................         --          --
   Aygaz A.S....................................................................    124,525     553,831
   Bagfas Bandirma Gubre Fabrikalari A.S........................................     11,182   1,114,954
  *Banvit Bandirma Vitaminli Yem Sanayii A.S....................................    182,103     438,041
   Baticim Bati Anabolu Cimento Sanayii A.S.....................................    217,483     774,193
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S............................     40,255     102,793
   Bizim Toptan Satis Magazalari A.S............................................     91,837   1,354,078
   Bolu Cimento Sanayii A.S.....................................................    359,959     258,252
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................     59,854     937,056
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..................................        989      87,226
  *Boyner Buyuk Magazacilik A.S.................................................    200,634     410,822
   Bursa Cimento Fabrikasi A.S..................................................    194,283     519,768
  *Celebi Hava Servisi A.S......................................................     36,194     336,138
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................    235,694   1,051,924
  *Deva Holding A.S.............................................................    212,008     254,597
  *Dogan Gazetecilik A.S........................................................    114,947     102,503
  *Dogan Sirketler Grubu Holding A.S............................................  5,005,457   2,252,471
  *Dogan Yayin Holding A.S......................................................  2,912,329   1,116,326
   Dogus Otomotiv Servis ve Ticaret A.S.........................................    490,086   1,633,307
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..............................    171,098     428,234
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................    189,355     702,013
   EGE Seramik Sanayi ve Ticaret A.S............................................    331,855     316,363
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S....    971,733   1,004,461
  *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S...........................     19,461     577,292
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B03MSV9)................      2,569      76,573
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B774VS8)................     10,276     296,283
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................    463,448     357,409
  *Global Yatirim Holding A.S...................................................  1,310,376     893,221
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..............................     49,862      15,506
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..........................     16,561     493,744

                                     1478

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
TURKEY -- (Continued)
   Goodyear Lastikleri T.A.S...........................................    31,518 $  905,935
  *GSD Holding A.S..................................................... 1,293,858    531,589
  *Gubre Fabrikalari Ticaret A.S.......................................   127,455  1,058,282
  *Gunes Sigorta A.S...................................................   254,048    312,894
   Hektas Ticaret T.A.S................................................        --         --
  *Hurriyet Gazetecilik ve Matbaacilik A.S.............................   821,279    396,917
  *Ihlas EV Aletleri A.S...............................................   387,355    152,745
  *Ihlas Holding A.S................................................... 3,952,066  2,367,865
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..........................   501,048  1,156,132
  *Is Finansal Kiralama A.S............................................   872,130    435,480
   Is Yatirim Menkul Degerler A.S......................................   234,612    224,844
  *Isiklar Yatirim Holding A.S.........................................   375,491    141,601
   Ittifak Holding A.S.................................................    32,850     95,577
  *Izmir Demir Celik Sanayi A.S........................................   429,065    999,076
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A......... 1,003,252    814,617
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.........   488,477    596,988
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D......... 3,162,228  1,949,350
  *Karsan Otomotiv Sanayii Ve Ticaret A.S..............................   266,647    180,717
   Kartonsan Karton Sanayi ve Ticaret A.S..............................     5,266    677,742
  *Kerevitas Gida Sanayii ve Ticaret A.S...............................    10,556    299,508
   Konya Cimento Sanayii A.S...........................................     4,921    812,389
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..   133,646    264,571
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......................   936,151  2,200,488
   Mardin Cimento Sanayii ve Ticaret A.S...............................   249,678    760,000
  *Marshall Boya ve Vernik A.S.........................................    20,057    559,572
  *Marti Otel Isletmeleri A.S..........................................        --         --
  *Menderes Tekstil Sanayi ve Ticaret A.S..............................   809,300    323,082
  *Metro Ticari ve Mali Yatirimlar Holding A.S......................... 1,051,565    333,214
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S......................   149,549     89,836
  *Mudurnu Tavukculuk A.S..............................................     1,740        436
  *Nergis Holding A.S..................................................     1,784      3,678
  *Net Holding A.S..................................................... 1,294,842  1,116,764
  *Net Turizm Ticaret ve Sanayi A.S.................................... 1,055,972    381,193
   Netas Telekomunikasyon A.S..........................................    13,916  1,099,890
   Nuh Cimento Sanayi A.S..............................................   248,104  1,316,968
   Otokar Otomotive Ve Savunma Sanayi A.S..............................    50,916    969,232
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...............   389,187  1,204,460
   Petkim Petrokimya Holding A.S....................................... 2,085,350  2,331,396
   Pinar Entegre Et ve Un Sanayi A.S...................................   100,970    301,862
   Pinar SUT Mamulleri Sanayii A.S.....................................   119,566  1,089,217
  *Polyester Sanayi A.S................................................   569,907    373,854
  *Raks Elektronik Sanayi ve Ticaret A.S...............................     2,730      1,202
  *Reysas Tasimacilik ve Lojistik Ticaret A.S..........................    36,537     17,454
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..................   238,910    283,704
  *Sekerbank T.A.S..................................................... 1,944,350  1,338,347
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S............................   770,966    818,774
  *Soda Sanayii A.S....................................................   223,888    390,381
   Soktas Tekstil Sanayi ve Ticaret A.S................................    31,287     76,432
  *TAT Konserve Sanayii A.S............................................   300,772    363,139
   Tekfen Holding A.S..................................................   680,123  2,605,166
  *Tekstil Bankasi A.S.................................................   778,662    315,286
   Tofas Turk Otomobil Fabrikasi A.S...................................         1          5
  *Trabzonspor Sportif Yatirim ve T.A.S................................    19,914    128,706
  *Trakya Cam Sanayii A.S.............................................. 1,050,999  1,231,009
   Turcas Petrol A.S...................................................   398,640    587,017
   Turk Traktor ve Ziraat Makineleri A.S...............................    69,799  1,326,509
   Turkiye Sinai Kalkinma Bankasi A.S.................................. 2,936,464  3,265,624
   Ulker Biskuvi Sanayi A.S............................................   585,505  2,441,460
  *Uzel Makina Sanayii A.S.............................................   172,635         --
  *Vakif Finansal Kiralama A.S.........................................         1         --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S.............................   327,765    447,638

                                     1479

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES        VALUE++
                                                                           ------        -------
TURKEY -- (Continued)
  *Vestel Elektronik Sanayi ve Ticaret A.S............................    565,291 $      612,652
   Yapi Kredi Sigorta A.S.............................................    118,611      1,351,861
  *Zorlu Enerji Elektrik Uretim A.S...................................  1,047,913        681,847
                                                                                  --------------
TOTAL TURKEY..........................................................                81,264,782
                                                                                  --------------
TOTAL COMMON STOCKS...................................................             2,410,486,464
                                                                                  --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
   Alpargatas SA......................................................    534,600      3,146,240
   Banco ABC Brasil SA................................................    381,044      1,956,170
   Banco Alfa de Investimento SA......................................      2,600          6,712
   Banco Daycoval SA..................................................    118,200        551,431
   Banco do Estado do Rio Grande do Sul SA Series B...................    403,347      3,198,511
   Banco Industrial e Comercial SA....................................    278,420        782,598
  *Banco Indusval SA..................................................     11,800         38,466
   Banco Mercantil do Brasil SA.......................................      8,069         45,204
   Banco Panamericano SA..............................................    486,500        959,135
   Banco Pine SA......................................................     87,335        558,311
   Banco Sofisa SA....................................................     92,600        136,921
   Bardella SA Industrias Mecanicas...................................        500         15,860
  *Battistella Adm Participacoes SA...................................     60,600         31,051
  *Bombril SA.........................................................     17,600         56,857
   Centrais Eletricas de Santa Catarina SA............................     70,100      1,313,605
   Cia de Gas de Sao Paulo SA Preferred Series A......................    107,272      2,279,766
   Cia de Saneamento do Parana SA.....................................    181,200        689,713
  *Cia de Tecidos Norte de Minas - Coteminas SA.......................    161,842        219,559
   Cia Energetica do Ceara SA Preferred Series A......................    119,500      2,239,896
   Cia Ferro Ligas da Bahia-Ferbasa...................................    207,031      1,170,940
   Contax Participacoes SA............................................    168,500      1,722,660
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.............    707,800      6,724,998
  *Empressa Metropolitanade Aguas e Energia SA........................     24,000        104,704
   Energisa SA........................................................    131,000        127,855
   Eucatex SA Industria e Comercio SA.................................     62,527        198,334
   Forjas Taurus SA...................................................    268,532        345,952
   Fras-Le Middle East SA Preferred Series A..........................     30,300         56,779
  *Gol Linhas Aereas Inteligentes SA..................................     10,000         47,043
  *Industria de Bebidas Antarctica Polar SA...........................     23,000         29,463
  *Inepar SA Industria e Construcoes..................................    209,968        219,272
   Klabin SA..........................................................    746,100      3,291,403
  *Kroton Educacional SA..............................................      2,934          2,921
  *Mangels Industrial SA..............................................     14,600         24,438
   Marcopolo SA.......................................................  1,040,500      5,128,367
   Parana Banco SA....................................................     41,600        259,848
   Randon Participacoes SA............................................    665,426      2,938,759
   Saraiva SA Livreiros Editores......................................     87,500        852,711
   Schulz SA..........................................................      9,000         30,612
  *Sharp SA Equipamentos Eletronicos.................................. 30,200,000            295
   Suzano Papel e Celulose SA.........................................    783,093      1,540,047
  *TAM SA.............................................................    135,800      3,494,405
  *Unipar Participacoes SA Preferred Series B.........................  1,603,879        195,671
   Whirlpool SA.......................................................    297,516        479,115
                                                                                  --------------
TOTAL BRAZIL..........................................................                47,212,598
                                                                                  --------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd...............................................    178,432         10,692
  *Trent, Ltd.........................................................      4,198         76,314
                                                                                  --------------
TOTAL INDIA...........................................................                    87,006
                                                                                  --------------

                                     1480

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               SHARES        VALUE++
                                                                               ------        -------
MALAYSIA -- (0.0%)
  *TA Global Berhad...................................................      1,427,778 $      116,147
                                                                                      --------------
TOTAL PREFERRED STOCKS................................................                    47,415,751
                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Joao Fortes Engenharia SA Rights 06/22/12..........................         13,055         46,316
  *PDG Realty SA Empreendimentos e Participacoes Rights 08/15/12......        624,659         12,193
  *Springs Global Participacoes SA Rights 06/15/12....................         37,151             --
  *Tereos Internacional SA Rights 07/17/12............................         45,548            222
                                                                                      --------------
TOTAL BRAZIL..........................................................                        58,731
                                                                                      --------------
CHINA -- (0.0%)
  *United Gene High-Tech Group, Ltd. Rights 08/01/12..................      4,698,000          3,029
                                                                                      --------------
MALAYSIA -- (0.0%)
  *Hartalega Holdings Berhad Warrants 05/29/15........................         44,850         17,198
  *Malayan Flour Mills Berhad Warrants 05/09/17.......................         50,850          6,337
  *Notion VTEC Berhad Warrants 05/02/17...............................         98,316         12,566
                                                                                      --------------
TOTAL MALAYSIA........................................................                        36,101
                                                                                      --------------
SOUTH KOREA -- (0.0%)
  *Dongbu Corp. Rights 08/23/12.......................................         17,905             --
                                                                                      --------------
THAILAND -- (0.0%)
  *G Steel PCL (Foreign) Rights 10/12/12..............................      9,005,100             --
  *Property Perfect PCL (Foreign) Warrants 07/18/15...................        872,901          2,774
  *Raimon Land PCL (Foreign) Warrants 05/15/15........................      1,218,550         19,361
                                                                                      --------------
TOTAL THAILAND........................................................                        22,135
                                                                                      --------------
TOTAL RIGHTS/WARRANTS.................................................                       119,996
                                                                                      --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)          VALUE+
                                                                              -------        -------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund....................................    209,000,000    209,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $2,469,682) to be repurchased at $2,421,270.. $        2,421      2,421,257
                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                   211,421,257
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,549,560,554)^^.............................................                $2,669,443,468
                                                                                      ==============

                                     1481

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                       ------------ -------------- ------- --------------
Common Stocks
  Argentina...........................................................           --             --   --                --
  Brazil.............................................................. $225,541,902 $    1,060,275   --    $  226,602,177
  Chile...............................................................   36,229,327             --   --        36,229,327
  China...............................................................           --    345,089,697   --       345,089,697
  Hong Kong...........................................................           --         32,345   --            32,345
  Hungary.............................................................           --      1,819,572   --         1,819,572
  India...............................................................      810,419    207,300,956   --       208,111,375
  Indonesia...........................................................           --    126,088,470   --       126,088,470
  Israel..............................................................           --        267,120   --           267,120
  Malaysia............................................................           --    142,270,223   --       142,270,223
  Mexico..............................................................   79,301,607        287,665   --        79,589,272
  Philippines.........................................................           --     53,105,639   --        53,105,639
  Poland..............................................................           --     42,917,371   --        42,917,371
  South Africa........................................................           --    242,383,498   --       242,383,498
  South Korea.........................................................           --    368,542,204   --       368,542,204
  Taiwan..............................................................           --    365,677,091   --       365,677,091
  Thailand............................................................   90,400,873         95,428   --        90,496,301
  Turkey..............................................................           --     81,264,782   --        81,264,782
Preferred Stocks
  Brazil..............................................................   47,182,840         29,758   --        47,212,598
  India...............................................................           --         87,006   --            87,006
  Malaysia............................................................           --        116,147   --           116,147
Rights/Warrants
  Brazil..............................................................       12,415         46,316   --            58,731
  China...............................................................           --          3,029   --             3,029
  Malaysia............................................................           --         36,101   --            36,101
  South Korea.........................................................           --             --   --                --
  Thailand............................................................           --         22,135   --            22,135
Securities Lending Collateral.........................................           --    211,421,257   --       211,421,257
                                                                       ------------ --------------   --    --------------
TOTAL................................................................. $479,479,383 $2,189,964,085   --    $2,669,443,468
                                                                       ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1482

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES       VALUE+
                                                                          ------       ------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (17.6%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    24,900 $     87,400
    A.H. Belo Corp. Class A...........................................     2,331        9,650
    Acme United Corp..................................................     1,030       11,124
   *ALCO Stores, Inc..................................................       700        4,704
   #American Greetings Corp. Class A..................................    62,335      828,432
   *America's Car-Mart, Inc...........................................     2,670      122,500
   *Arctic Cat, Inc...................................................    21,666      953,304
   *Ascent Capital Group, Inc. Class A................................     8,564      426,316
   *Ballantyne Strong, Inc............................................    16,433       87,917
  #*Barnes & Noble, Inc...............................................    39,682      526,580
    Bassett Furniture Industries, Inc.................................     2,900       35,525
  #*Beasley Broadcast Group, Inc. Class A.............................     9,471       47,544
  #*Beazer Homes USA, Inc.............................................    62,582      145,190
    bebe stores, Inc..................................................    27,865      167,190
    Belo Corp. Class A................................................    58,727      402,280
    Benihana, Inc.....................................................    25,245      409,474
   #Best Buy Co., Inc.................................................   197,800    3,578,202
    Big 5 Sporting Goods Corp.........................................     7,001       52,788
   *Biglari Holdings, Inc.............................................     1,657      622,618
   *Bluegreen Corp....................................................    13,073       62,620
   #Blyth, Inc........................................................     9,702      332,585
   #Bob Evans Farms, Inc..............................................    52,387    2,017,947
   #Bon-Ton Stores, Inc. (The)........................................     2,986       19,708
   *Books-A-Million, Inc..............................................    16,687       39,381
  #*Boyd Gaming Corp..................................................    27,300      155,610
   #Brown Shoe Co., Inc...............................................    74,697    1,027,831
   *Build-A-Bear Workshop, Inc........................................    26,974      125,429
   *Cabela's, Inc.....................................................    53,051    2,437,163
   *Cache, Inc........................................................    19,581       68,533
    Callaway Golf Co..................................................   129,713      712,124
   *Cambium Learning Group, Inc.......................................    37,733       42,827
    Canterbury Park Holding Corp......................................     2,755       28,790
    Carnival Corp.....................................................   489,649   16,295,519
    Carriage Services, Inc............................................    20,916      169,001
   *Cavco Industries, Inc.............................................     5,860      280,460
    CBS Corp. Class A.................................................    28,712      967,594
    CBS Corp. Class B.................................................   276,866    9,263,936
    Christopher & Banks Corp..........................................    58,754      128,084
    Churchill Downs, Inc..............................................     8,167      451,962
   #Cinemark Holdings, Inc............................................       300        7,014
   *Clear Channel Outdoor Holdings, Inc. Class A......................    17,838       90,260
   *Coast Distribution System, Inc. (The).............................       547        1,034
   *Collective Brands, Inc............................................    65,918    1,418,555
    Comcast Corp. Class A............................................. 3,570,978  116,235,334
   #Comcast Corp. Special Class A..................................... 1,432,185   45,729,667
  #*Conn's, Inc.......................................................    25,450      454,282
    Core-Mark Holding Co., Inc........................................    24,059    1,161,809
   *Corinthian Colleges, Inc..........................................    30,196       60,996
    CSS Industries, Inc...............................................    13,050      244,557
    Culp, Inc.........................................................    10,036      100,360
   *Cybex International, Inc..........................................    29,063       35,747
    D.R. Horton, Inc..................................................   208,125    3,669,244
   *dELiA*s, Inc......................................................    22,143       33,657
   *Delta Apparel, Inc................................................     7,832      109,648
    Destination Maternity Corp........................................     2,583       46,210
    Dillard's, Inc. Class A...........................................   120,300    7,847,169
   *DineEquity, Inc...................................................     2,769      147,588
   *Discovery Communications, Inc. Class B............................     3,762      190,959

                                     1483

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class C............................   5,089 $   237,249
   *Dixie Group, Inc. (The)...........................................  11,800      40,828
   *Dorman Products, Inc..............................................  20,712     594,849
    Dover Downs Gaming & Entertainment, Inc...........................   5,935      16,203
   *Dover Motorsports, Inc............................................  15,098      22,647
  #*DreamWorks Animation SKG, Inc. Class A............................  51,184     982,733
   *E.W. Scripps Co. Class A (The)....................................  41,061     381,457
  #*Education Management Corp.........................................  14,803      55,659
    Educational Development Corp......................................   1,679       6,884
    Escalade, Inc.....................................................     377       2,262
   *Exide Technologies................................................  12,623      36,985
   *Federal-Mogul Corp................................................  38,585     383,921
   *Fisher Communications, Inc........................................   9,042     288,982
  #*Flanigan's Enterprises, Inc.......................................     865       7,097
    Flexsteel Industries, Inc.........................................   2,068      44,235
   #Foot Locker, Inc.................................................. 140,973   4,654,928
    Fred's, Inc. Class A..............................................  45,730     649,366
    Frisch's Restaurants, Inc.........................................     600      19,506
   *Fuel Systems Solutions, Inc.......................................  11,586     205,304
   *Full House Resorts, Inc...........................................   2,574       7,027
   *Furniture Brands International, Inc...............................  12,573      13,830
   *Gaiam, Inc. Class A...............................................   5,988      20,539
   #GameStop Corp. Class A............................................ 104,752   1,678,127
    Gaming Partners International Corp................................     800       4,952
   #Gannett Co., Inc.................................................. 119,639   1,688,106
  #*Gaylord Entertainment Co..........................................  45,753   1,681,423
   *General Motors Co................................................. 674,707  13,298,475
   *Genesco, Inc......................................................   9,398     622,336
   *G-III Apparel Group, Ltd..........................................     456      11,204
   *Gray Television, Inc..............................................   5,550       9,324
   #Group 1 Automotive, Inc...........................................  57,936   3,114,060
   *Hallwood Group, Inc. (The)........................................     296       2,916
    Harte-Hanks, Inc..................................................  14,206      89,498
   *Hastings Entertainment, Inc.......................................     400         772
    Haverty Furniture Cos., Inc.......................................  34,353     387,502
   *Helen of Troy, Ltd................................................  64,389   1,961,289
  #*hhgregg, Inc......................................................  36,388     250,349
   *Hollywood Media Corp..............................................  19,037      25,319
    Hooker Furniture Corp.............................................  14,814     174,657
    Hot Topic, Inc....................................................  32,189     327,040
  #*Hyatt Hotels Corp. Class A........................................  12,101     430,191
  #*Iconix Brand Group, Inc...........................................  95,618   1,695,307
    International Speedway Corp. Class A..............................  24,844     637,000
   *Isle of Capri Casinos, Inc........................................  18,096     106,224
   *J. Alexander's Corp...............................................   9,196     119,916
   #J.C. Penney Co., Inc.............................................. 208,599   4,695,563
    JAKKS Pacific, Inc................................................  13,103     209,910
    Jarden Corp....................................................... 108,050   4,883,860
   *Johnson Outdoors, Inc. Class A....................................  15,588     326,257
    Jones Group, Inc. (The)........................................... 106,821   1,129,098
   *Journal Communications, Inc. Class A..............................  77,674     430,314
   #KB Home...........................................................  30,800     284,592
   *Kenneth Cole Productions, Inc. Class A............................  18,501     278,255
   *Kid Brands, Inc...................................................  10,476      16,028
  #*K-Swiss, Inc. Class A.............................................     639       1,987
    Lacrosse Footwear, Inc............................................     461       9,197
   *Lakeland Industries, Inc..........................................  11,757      77,596
   *La-Z-Boy, Inc.....................................................  42,332     506,291
   *LeapFrog Enterprises, Inc.........................................   2,499      28,714
   *Lee Enterprises, Inc..............................................  38,128      47,660
   #Lennar Corp. Class A.............................................. 224,100   6,545,961

                                     1484

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B Voting.......................................     7,868 $   178,604
   *Liberty Interactive Corp. Class A.................................   882,463  16,528,532
   *Liberty Interactive Corp. Class B.................................    35,706     677,521
   *Liberty Media Corp. - Liberty Capital Class A.....................    96,382   9,117,764
   *Liberty Media Corp. - Liberty Capital Class B.....................     7,622     720,584
    Lifetime Brands, Inc..............................................    16,635     214,259
    Lincoln Educational Services Corp.................................     5,300      23,108
    Lithia Motors, Inc. Class A.......................................    34,933     973,233
   *Live Nation Entertainment, Inc....................................   147,097   1,312,105
    Lowe's Cos., Inc..................................................   426,902  10,830,504
   *Luby's, Inc.......................................................    44,483     294,922
   *M/I Homes, Inc....................................................    37,930     629,259
    Mac-Gray Corp.....................................................    13,366     184,852
    Macy's, Inc.......................................................   115,341   4,133,821
   *Madison Square Garden Co. Class A (The)...........................    29,558   1,071,478
    Marcus Corp.......................................................    28,765     377,397
   *MarineMax, Inc....................................................    25,977     193,269
  #*Martha Stewart Living Omnimedia Class A...........................    12,239      39,777
  #*McClatchy Co. Class A (The).......................................    58,519      94,216
    MDC Holdings, Inc.................................................    18,400     586,224
  #*Media General, Inc. Class A.......................................    25,196     123,208
    Men's Wearhouse, Inc. (The).......................................    52,860   1,440,435
   #Meredith Corp.....................................................    32,676   1,079,615
  #*Meritage Homes Corp...............................................    28,156     988,276
  #*MGM Resorts International.........................................   251,100   2,390,472
   *Modine Manufacturing Co...........................................       100         671
   *Mohawk Industries, Inc............................................    98,740   6,559,298
   *Monarch Casino & Resort, Inc......................................     3,439      25,689
  #*Motorcar Parts of America, Inc....................................    14,074      62,629
    Movado Group, Inc.................................................    36,900     864,936
   *MTR Gaming Group, Inc.............................................    24,536      88,330
   *Multimedia Games Holding Co., Inc.................................    26,639     376,942
   *Nautilus, Inc.....................................................     1,532       4,902
   *Navarre Corp......................................................       340         456
   *Nevada Gold & Casinos, Inc........................................       900         936
   *New Frontier Media, Inc...........................................    20,483      31,544
   *New York & Co., Inc...............................................     7,626      34,698
   #News Corp. Class A................................................ 1,631,529  37,557,798
    News Corp. Class B................................................   621,962  14,423,299
   *Office Depot, Inc.................................................    39,945      71,102
   *OfficeMax, Inc....................................................    32,198     144,569
   *Orbitz Worldwide, Inc.............................................     3,775      16,384
  #*Orchard Supply Hardware Stores Corp. Class A......................     5,735      96,119
   *Orient-Express Hotels, Ltd. Class A...............................    81,098     739,614
    Outdoor Channel Holdings, Inc.....................................    37,022     256,933
  #*Pacific Sunwear of California, Inc................................    48,428     103,152
  #*Penn National Gaming, Inc.........................................    63,446   2,469,318
    Penske Automotive Group, Inc......................................    43,845   1,047,896
    Pep Boys - Manny, Moe & Jack (The)................................    81,600     740,112
  #*Perfumania Holdings, Inc..........................................       541       4,653
   *Perry Ellis International, Inc....................................    23,892     450,364
   *Pinnacle Entertainment, Inc.......................................    71,930     780,440
   *PulteGroup, Inc...................................................   143,221   1,618,397
    PVH Corp..........................................................    31,964   2,538,901
   *Quiksilver, Inc...................................................    78,690     227,414
  #*Radio One, Inc. Class D...........................................    14,255      11,832
   #RadioShack Corp...................................................    90,200     262,482
   *Red Lion Hotels Corp..............................................    18,401     137,639
   *Red Robin Gourmet Burgers, Inc....................................    31,175     930,574
   #Regis Corp........................................................    65,192   1,103,049
    Rent-A-Center, Inc................................................    78,435   2,789,149

                                     1485

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc.................................    13,375 $    112,885
   *Rocky Brands, Inc.................................................    10,329      119,197
   #Royal Caribbean Cruises, Ltd......................................   322,500    8,056,050
   *Ruby Tuesday, Inc.................................................    68,262      437,559
   *Saga Communications, Inc. Class A.................................     6,520      221,028
  #*Saks, Inc.........................................................   105,202    1,097,257
    Salem Communications Corp. Class A................................    12,746       62,328
    Scholastic Corp...................................................    38,300    1,153,979
  #*School Specialty, Inc.............................................     3,915       13,154
   *Scientific Games Corp. Class A....................................    41,635      352,232
  #*Sears Holdings Corp...............................................   112,601    5,572,623
    Service Corp. International.......................................   277,569    3,566,762
    Shiloh Industries, Inc............................................    24,793      260,574
    Shoe Carnival, Inc................................................    33,450      742,590
  #*Skechers U.S.A., Inc. Class A.....................................    49,610      989,223
    Sonic Automotive, Inc. Class A....................................     2,179       37,304
    Spartan Motors, Inc...............................................    27,068      138,047
    Speedway Motorsports, Inc.........................................    52,382      833,398
   *Sport Chalet, Inc. Class A........................................       875        1,269
   *Sport Chalet, Inc. Class B........................................       299          535
    Stage Stores, Inc.................................................    60,550    1,146,817
    Standard Motor Products, Inc......................................    37,342      525,029
   *Stanley Furniture Co., Inc........................................    16,348       66,863
    Staples, Inc......................................................   497,525    6,338,468
   *Stein Mart, Inc...................................................    24,855      197,597
   *Steinway Musical Instruments, Inc.................................    14,858      366,101
   #Stewart Enterprises, Inc. Class A.................................    85,569      584,436
    Strattec Security Corp............................................     5,556      125,066
    Superior Industries International, Inc............................    44,353      757,993
    Superior Uniform Group, Inc.......................................     8,978      110,340
   *Syms Corp.........................................................       617        2,042
   *Systemax, Inc.....................................................    12,928      161,212
   *Tandy Brands Accessories, Inc.....................................     7,878       10,635
    Tandy Leather Factory, Inc........................................       500        2,560
    Time Warner Cable, Inc............................................   693,942   58,936,494
    Time Warner, Inc.................................................. 1,534,860   60,043,723
   *Toll Brothers, Inc................................................   203,299    5,930,232
   *Trans World Entertainment Corp....................................     5,781       17,343
   *Tuesday Morning Corp..............................................    60,500      306,130
   *Unifi, Inc........................................................    43,422      481,116
   *Universal Electronics, Inc........................................     1,564       19,691
   #Vail Resorts, Inc.................................................    11,600      575,824
   *VOXX International Corp...........................................    37,868      283,631
    Walt Disney Co. (The).............................................    26,220    1,288,451
   #Washington Post Co. Class B (The).................................     5,780    1,956,530
    Wendy's Co. (The).................................................   254,304    1,167,255
   *West Marine, Inc..................................................    27,355      279,842
   *Wet Seal, Inc. Class A (The)......................................    21,936       60,105
    Whirlpool Corp....................................................    30,049    2,030,110
  #*WMS Industries, Inc...............................................    41,662      765,331
    Wyndham Worldwide Corp............................................   262,116   13,643,138
                                                                                 ------------
Total Consumer Discretionary..........................................            589,913,448
                                                                                 ------------
Consumer Staples -- (7.4%)
    Alico, Inc........................................................       960       28,061
   *Alliance One International, Inc...................................    44,074      143,681
    Andersons, Inc. (The).............................................    20,602      782,258
    Archer-Daniels-Midland Co.........................................   813,476   21,223,589
   #B&G Foods, Inc....................................................     4,883      136,724
    Bunge, Ltd........................................................   121,368    7,982,373
    CCA Industries, Inc...............................................     8,323       39,534

                                     1486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Staples -- (Continued)
   *Central Garden & Pet Co...........................................    32,000 $    343,680
   *Central Garden & Pet Co. Class A..................................    60,653      692,657
  #*Chiquita Brands International, Inc................................    70,190      363,584
   *Constellation Brands, Inc. Class A................................   249,042    7,025,475
   *Constellation Brands, Inc. Class B................................    12,715      361,360
  #*Craft Brew Alliance, Inc..........................................    11,669       99,653
    CVS Caremark Corp................................................. 1,510,745   68,361,211
  #*Dole Food Co., Inc................................................    19,567      230,304
  #*Elizabeth Arden, Inc..............................................     6,934      270,495
   *Farmer Bros. Co...................................................    10,645       83,031
    Fortune Brands, Inc...............................................   131,553    8,272,053
    Fresh Del Monte Produce, Inc......................................    39,780      974,610
    Griffin Land & Nurseries, Inc.....................................     1,500       43,200
  #*Hain Celestial Group, Inc (The)...................................    43,646    2,430,646
    Ingles Markets, Inc. Class A......................................    14,812      242,324
   #Ingredion, Inc....................................................    62,117    3,225,115
    J.M. Smucker Co. (The)............................................   108,204    8,310,067
   *John B. Sanfilippo & Son, Inc.....................................     9,100      154,336
    Kraft Foods, Inc. Class A......................................... 2,081,099   82,640,441
   *Mannatech, Inc....................................................       717        4,338
    MGP Ingredients, Inc..............................................     4,788       15,561
    Molson Coors Brewing Co. Class A..................................     1,908       80,976
    Molson Coors Brewing Co. Class B..................................   190,750    8,072,540
    Nash-Finch Co.....................................................     5,403      103,521
   *Nutraceutical International Corp..................................    17,801      265,413
    Oil-Dri Corp. of America..........................................       447        9,803
   *Omega Protein Corp................................................    27,752      231,174
   *Pantry, Inc. (The)................................................    26,158      372,228
   *Physicians Formula Holdings, Inc..................................    15,201       54,116
  #*Post Holdings, Inc................................................    52,917    1,566,343
   *Prestige Brands Holdings, Inc.....................................   112,017    1,838,199
  #*Ralcorp Holdings, Inc.............................................    59,647    3,559,136
   #Safeway, Inc......................................................   157,807    2,453,899
    Sanderson Farms, Inc..............................................    16,100      592,963
   *Seneca Foods Corp. Class A........................................     6,301      155,509
   *Seneca Foods Corp. Class B........................................       300        7,473
   *Smart Balance, Inc................................................    76,099      724,462
  #*Smithfield Foods, Inc.............................................   185,173    3,425,700
    Snyders-Lance, Inc................................................    13,134      307,730
    Spartan Stores, Inc...............................................    39,175      673,810
  #*Spectrum Brands Holdings, Inc.....................................    46,130    1,698,968
   #SUPERVALU, Inc....................................................   149,746      369,873
   *Susser Holdings Corp..............................................    12,360      446,320
  #*TreeHouse Foods, Inc..............................................    16,925      947,631
    Tyson Foods, Inc. Class A.........................................   405,030    6,079,500
   #Universal Corp....................................................    22,890    1,042,411
    Weis Markets, Inc.................................................    11,602      505,035
                                                                                 ------------
Total Consumer Staples................................................            250,065,094
                                                                                 ------------
Energy -- (15.1%)
    Adams Resources & Energy, Inc.....................................     6,758      280,862
    Alon USA Energy, Inc..............................................    33,484      365,645
    Anadarko Petroleum Corp...........................................   845,068   58,681,522
    Apache Corp.......................................................   292,215   25,165,556
  #*Approach Resources, Inc...........................................     7,782      205,445
   *Atwood Oceanics, Inc..............................................     4,600      204,838
    Baker Hughes, Inc.................................................     3,891      180,231
   *Barnwell Industries, Inc..........................................     8,038       24,114
   #Berry Petroleum Co. Class A.......................................    14,517      551,936
  #*Bill Barrett Corp.................................................    51,500    1,084,590
    Bolt Technology Corp..............................................     5,074       73,827

                                     1487

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Energy -- (Continued)
  #*BPZ Resources, Inc................................................     6,960 $    15,869
    Bristow Group, Inc................................................    42,400   1,940,648
    Cabot Oil & Gas Corp..............................................       284      11,982
   *Cal Dive International, Inc.......................................    75,291     121,971
   #Chesapeake Energy Corp............................................   624,655  11,756,007
    Chevron Corp......................................................   613,078  67,181,087
    Cimarex Energy Co.................................................     2,400     136,056
   *Comstock Resources, Inc...........................................    32,421     524,572
    ConocoPhillips.................................................... 1,766,829  96,186,171
  #*Crimson Exploration, Inc..........................................    35,050     154,220
    Crosstex Energy, Inc..............................................    29,972     404,322
   *Dawson Geophysical Co.............................................    19,178     441,861
    Delek US Holdings, Inc............................................    52,256   1,031,533
   *Denbury Resources, Inc............................................   289,460   4,376,635
    DHT Holdings, Inc.................................................     1,904      12,587
   *Double Eagle Petroleum Co.........................................     6,032      25,033
  #*Endeavour International Corp......................................    26,768     229,402
   *Energy Partners, Ltd..............................................    27,792     469,685
   *ENGlobal Corp.....................................................     2,318       3,315
   *EOG Resources, Inc................................................     6,045     592,470
   *Exterran Holdings, Inc............................................    79,513   1,174,407
  #*Forest Oil Corp...................................................    93,816     642,640
   *GeoResources, Inc.................................................     4,000     133,840
  #*Green Plains Renewable Energy, Inc................................    29,097     129,191
    Gulf Island Fabrication, Inc......................................    16,384     455,639
   *Gulfmark Offshore, Inc. Class A...................................    35,505   1,276,405
  #*Harvest Natural Resources, Inc....................................    45,263     356,672
   *Helix Energy Solutions Group, Inc.................................   103,010   1,841,819
    Helmerich & Payne, Inc............................................    95,808   4,455,072
   *Hercules Offshore, Inc............................................   118,866     426,729
    Hess Corp.........................................................   378,130  17,832,611
   *HKN, Inc..........................................................    24,730      55,642
    HollyFrontier Corp................................................     7,105     265,656
  #*Hornbeck Offshore Services, Inc...................................    29,719   1,258,600
   *Key Energy Services, Inc..........................................    68,300     547,083
    Marathon Oil Corp.................................................   903,937  23,927,212
    Marathon Petroleum Corp...........................................   451,968  21,378,086
   *Matrix Service Co.................................................     8,375      86,765
   *Mitcham Industries, Inc...........................................     7,044     124,467
    Murphy Oil Corp...................................................   189,426  10,164,599
   *Nabors Industries, Ltd............................................   276,982   3,833,431
    National Oilwell Varco, Inc.......................................   250,948  18,143,540
   *Natural Gas Services Group, Inc...................................    17,952     260,304
   *Newpark Resources, Inc............................................    98,692     674,066
    Noble Corp........................................................    76,711   2,838,307
    Noble Energy, Inc.................................................    56,797   4,965,762
   #Overseas Shipholding Group, Inc...................................    15,300      87,516
   *Parker Drilling Co................................................   146,477     678,189
   #Patterson-UTI Energy, Inc.........................................   152,325   2,357,991
   *PDC Energy, Inc...................................................    28,153     737,609
   *PHI, Inc. Non-Voting..............................................    21,843     582,771
   *PHI, Inc. Voting..................................................     1,099      28,189
  #*Phillips 66.......................................................   883,414  33,216,366
   *Pioneer Energy Services Corp......................................    67,927     546,133
    Pioneer Natural Resources Co......................................    88,400   7,834,892
   *Plains Exploration & Production Co................................   162,430   6,490,703
    QEP Resources, Inc................................................    33,043     992,281
   *REX American Resources Corp.......................................     4,050      71,482
   *Rex Energy Corp...................................................    12,200     154,696
   *Rowan Cos. P.L.C..................................................   121,858   4,280,872
  #*SandRidge Energy, Inc.............................................    23,989     163,605

                                     1488

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *SEACOR Holdings, Inc..............................................    36,653 $  3,113,672
   *SemGroup Corp. Class A............................................     4,727      159,347
    Ship Finance International, Ltd...................................    12,481      180,725
    Sunoco, Inc.......................................................   117,275    5,651,482
   *Superior Energy Services, Inc.....................................    32,408      702,281
   *Swift Energy Co...................................................    61,413    1,147,809
    Teekay Corp.......................................................    37,720    1,159,136
   *Tesco Corp........................................................     1,751       20,294
  #*Tesoro Corp.......................................................   168,807    4,667,514
   *TETRA Technologies, Inc...........................................    29,934      207,443
   *TGC Industries, Inc...............................................       572        3,993
    Tidewater, Inc....................................................    53,204    2,584,118
    Transocean, Ltd...................................................   274,265   12,843,830
   *Triangle Petroleum Corp...........................................    17,760       99,278
   *Union Drilling, Inc...............................................    23,405       83,790
  #*Unit Corp.........................................................    57,000    2,266,320
  #*USEC, Inc.........................................................   152,791      146,679
   #Valero Energy Corp................................................   658,099   18,097,722
   *Warren Resources, Inc.............................................     5,363       12,442
   *Weatherford International, Ltd....................................   282,083    3,399,100
    Western Refining, Inc.............................................    68,485    1,611,452
   *Whiting Petroleum Corp............................................    16,007      646,683
   *Willbros Group, Inc...............................................    21,126      144,713
                                                                                 ------------
Total Energy..........................................................            506,855,655
                                                                                 ------------
Financials -- (14.3%)
    1st Source Corp...................................................    41,894      930,885
   *1st United Bancorp, Inc...........................................     2,331       13,823
   *21st Century Holding Co...........................................    13,665       64,089
    ACE, Ltd..........................................................    67,667    4,973,524
  #*Alexander & Baldwin, Inc..........................................    66,838    2,141,490
   *Allegheny Corp....................................................     2,626      908,097
    Alliance Bancorp, Inc. of Pennsylvania............................       180        2,182
    Allied World Assurance Co. Holdings AG............................     8,435      636,252
    Allstate Corp. (The)..............................................   157,339    5,396,728
    Alterra Capital Holdings, Ltd.....................................    38,730      901,247
   *American Capital, Ltd.............................................   422,803    4,211,118
   #American Equity Investment Life Holding Co........................    88,700    1,035,129
   #American Financial Group, Inc.....................................   176,100    6,640,731
   *American Independence Corp........................................       866        4,676
   *American National Insurance Co....................................    37,387    2,633,166
   *American River Bankshares.........................................       634        4,286
   *American Safety Insurance Holdings, Ltd...........................    16,702      298,131
  #*Ameris Bancorp....................................................    13,614      162,551
   *AmeriServ Financial, Inc..........................................    33,075       94,594
   *Arch Capital Group, Ltd...........................................    25,011      970,427
    Argo Group International Holdings, Ltd............................    38,796    1,140,990
    Aspen Insurance Holdings, Ltd.....................................   102,623    2,949,385
    Associated Banc-Corp..............................................   106,317    1,327,899
    Assurant, Inc.....................................................    65,820    2,383,342
    Assured Guaranty, Ltd.............................................   122,989    1,473,408
    Astoria Financial Corp............................................    12,038      113,398
   *Atlantic Coast Financial Corp.....................................       379          963
   *AV Homes, Inc.....................................................    16,343      202,326
    Axis Capital Holdings, Ltd........................................       800       26,288
    Baldwin & Lyons, Inc. Class A.....................................       300        6,750
    Baldwin & Lyons, Inc. Class B.....................................     7,256      168,557
   *Bancorp, Inc. (The)...............................................     1,015        9,490
   *BancTrust Financial Group, Inc....................................    33,553       99,317
    Bank Mutual Corp..................................................    56,876      242,292
    Bank of America Corp.............................................. 6,406,476   47,023,534

                                     1489

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   #Bank of New York Mellon Corp. (The)...............................   442,815 $ 9,423,103
    BankFinancial Corp................................................    39,867     313,355
    Banner Corp.......................................................     7,943     180,544
    BCB Bancorp, Inc..................................................     1,359      14,365
    Berkshire Hills Bancorp, Inc......................................    32,787     736,396
   *BofI Holding, Inc.................................................     8,208     165,555
    Boston Private Financial Holdings, Inc............................    25,470     239,673
   #Capital City Bank Group, Inc......................................    16,844     123,467
    Capital One Financial Corp........................................   349,335  19,733,934
    Capital Southwest Corp............................................     7,189     750,532
    Cathay General Bancorp............................................    27,112     438,943
    Centerstate Banks, Inc............................................     2,085      16,159
    Century Bancorp, Inc. Class A.....................................       595      17,898
    CFS Bancorp, Inc..................................................    14,148      75,975
    Chemical Financial Corp...........................................       394       8,837
   *Chicopee Bancorp, Inc.............................................     1,000      14,490
   *CIT Group, Inc....................................................    39,411   1,439,290
    Citigroup, Inc.................................................... 2,115,722  57,399,538
  #*Citizens Community Bancorp, Inc...................................    10,355      58,609
    Citizens South Banking Corp.......................................     1,934      13,016
   #CME Group, Inc....................................................   414,385  21,593,602
    CNA Financial Corp................................................   294,392   7,686,575
   #CNO Financial Group, Inc..........................................   301,264   2,497,479
    CoBiz Financial, Inc..............................................     1,468       9,836
    Codorus Valley Bancorp, Inc.......................................       115       1,796
   *Community West Bancshares.........................................       400         936
  #*CompuCredit Holdings Corp.........................................    30,212     132,933
   *Cowen Group, Inc. Class A.........................................    36,073      90,182
    Donegal Group, Inc. Class A.......................................    27,981     374,945
    Donegal Group, Inc. Class B.......................................       300       5,346
   *Doral Financial Corp..............................................     1,166       1,586
   *E*Trade Financial Corp............................................    89,699     684,403
    Eastern Insurance Holdings, Inc...................................    23,026     365,192
   *Eastern Virginia Bankshares, Inc..................................       260       1,040
   #Edelman Financial Group, Inc......................................    46,382     402,132
    EMC Insurance Group, Inc..........................................    19,181     387,840
    Endurance Specialty Holdings, Ltd.................................    76,288   2,644,905
    Enterprise Financial Services Corp................................     4,524      56,776
   #ESB Financial Corp................................................       360       5,072
    ESSA Bancorp, Inc.................................................     8,817      93,196
    Evans Bancorp, Inc................................................     1,681      26,055
    Everest Re Group, Ltd.............................................    34,913   3,550,652
   *Farmers Capital Bank Corp.........................................       302       2,410
    FBL Financial Group, Inc. Class A.................................    24,660     763,227
    Federal Agricultural Mortgage Corp. Class A.......................       177       3,343
    Federal Agricultural Mortgage Corp. Class C.......................     9,200     231,288
    Fidelity Bancorp, Inc.............................................       400       8,344
    Fidelity National Financial, Inc. Class A.........................    70,910   1,320,344
    Fidelity Southern Corp............................................     6,914      62,778
    Fifth Third Bancorp...............................................     9,458     130,710
   *First Acceptance Corp.............................................    39,006      47,977
    First American Financial Corp.....................................    61,982   1,135,510
    First Bancorp.....................................................    14,448     123,097
   *First Bancshares, Inc.............................................       400       1,960
    First Bancshares, Inc. (The)......................................       300       2,922
    First Busey Corp..................................................     9,321      43,436
    First Business Financial Services, Inc............................       482      10,512
   *First California Financial Group, Inc.............................     3,631      24,364
    First Citizens BancShares, Inc. Class A...........................     9,427   1,548,762
    First Commonwealth Financial Corp.................................    37,876     265,511
    First Community Bancshares, Inc...................................     1,216      17,620

                                     1490

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    First Defiance Financial Corp.....................................  11,998 $   194,967
   *First Federal of Northern Michigan Bancorp, Inc...................     900       3,051
    First Financial Holdings, Inc.....................................  18,933     223,409
  #*First Financial Northwest, Inc....................................  25,471     208,862
   *First Financial Service Corp......................................     130         299
    First Interstate BancSystem, Inc..................................   2,959      42,639
    First Merchants Corp..............................................  38,531     548,296
    First Midwest Bancorp, Inc........................................   7,168      80,998
   #First Pactrust Bancorp, Inc.......................................   1,150      12,938
   *First South Bancorp, Inc..........................................   1,978       8,387
   *FirstCity Financial Corp..........................................   5,872      52,848
    Flagstone Reinsurance Holdings SA.................................  45,783     319,565
    Fox Chase Bancorp, Inc............................................     351       5,230
   *Genworth Financial, Inc. Class A..................................  34,964     176,219
   #German American Bancorp, Inc......................................   7,459     151,791
   *Gleacher & Co., Inc...............................................  45,986      32,190
   *Global Indemnity P.L.C............................................   7,702     148,032
    Goldman Sachs Group, Inc. (The)................................... 118,989  12,005,990
    Great Southern Bancorp, Inc.......................................   2,301      70,526
   *Greene Bancshares, Inc............................................  14,944      27,049
   *Guaranty Bancorp..................................................  79,799     153,214
   *Guaranty Federal Bancshares, Inc..................................   1,684      11,603
   *Hallmark Financial Services, Inc..................................  26,292     216,909
    Hampden Bancorp, Inc..............................................   5,886      74,222
    Hanover Insurance Group, Inc. (The)...............................  88,829   3,115,233
   *Harris & Harris Group, Inc........................................   4,587      17,064
    Hartford Financial Services Group, Inc............................ 366,250   6,024,812
   #HCC Insurance Holdings, Inc.......................................  17,700     542,328
    Heartland Financial USA, Inc......................................     565      14,763
   *Heritage Commerce Corp............................................  14,483      88,781
    HF Financial Corp.................................................     400       5,116
   *Hilltop Holdings, Inc.............................................  26,171     275,057
   #Hingham Institution for Savings...................................     500      30,355
   *HMN Financial, Inc................................................   3,456       9,642
  #*Home Bancorp, Inc.................................................   1,128      18,973
    Home Federal Bancorp, Inc.........................................   9,720      96,422
    HopFed Bancorp, Inc...............................................   6,781      50,858
    Horace Mann Educators Corp........................................  58,206   1,015,113
   #Horizon Bancorp...................................................     450      12,141
    Hudson City Bancorp, Inc..........................................  28,191     179,013
   *ICG Group, Inc....................................................   8,684      77,635
  #*Imperial Holdings, Inc............................................   2,882      11,038
    Independence Holding Co...........................................  25,047     236,444
    Indiana Community Bancorp.........................................   2,029      46,363
    Infinity Property & Casualty Corp.................................  16,085     929,874
    International Bancshares Corp.....................................   8,390     153,789
   *Intervest Bancshares Corp. Class A................................   2,078       7,834
   *Investment Technology Group, Inc..................................  36,940     305,863
    Investors Title Co................................................   1,169      62,553
    Janus Capital Group, Inc..........................................  24,840     179,593
    JPMorgan Chase & Co............................................... 777,031  27,973,116
   #Kaiser Federal Financial Group, Inc...............................     127       1,847
   #Kemper Corp.......................................................  76,602   2,506,417
    Kentucky First Federal Bancorp....................................   2,800      21,028
    KeyCorp........................................................... 697,465   5,565,771
   *Knight Capital Group, Inc. Class A................................  16,671     172,211
    Lakeland Bancorp, Inc.............................................   4,701      44,283
    Landmark Bancorp, Inc.............................................   1,786      35,881
    Legg Mason, Inc................................................... 128,883   3,160,211
    Lincoln National Corp............................................. 383,093   7,681,015
    LNB Bancorp, Inc..................................................  13,395      79,968

                                     1491

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Loews Corp........................................................   255,713 $10,123,678
   *Louisiana Bancorp, Inc............................................     5,606      89,892
  #*Macatawa Bank Corp................................................    19,092      62,049
   *Magyar Bancorp, Inc...............................................       500       1,975
    Maiden Holdings, Ltd..............................................    24,254     205,916
    MainSource Financial Group, Inc...................................    47,000     548,960
    Marlin Business Services Corp.....................................    14,241     218,742
    MB Financial, Inc.................................................    19,678     397,299
  #*MBIA, Inc.........................................................    84,344     805,485
  #*MBT Financial Corp................................................    23,185      68,396
    MCG Capital Corp..................................................    43,196     189,198
    Meadowbrook Insurance Group, Inc..................................    38,553     271,413
    Medallion Financial Corp..........................................    16,525     183,097
   *Mercantile Bank Corp..............................................     4,748      78,627
   #Meta Financial Group, Inc.........................................     1,251      26,696
    MetLife, Inc...................................................... 1,126,173  34,652,343
   *Metro Bancorp, Inc................................................    28,298     353,725
  #*MetroCorp Bancshares, Inc.........................................     2,250      23,265
   *MGIC Investment Corp..............................................    72,733     175,287
    MicroFinancial, Inc...............................................     5,900      56,935
    MidWestOne Financial Group, Inc...................................       474      10,087
    Montpelier Re Holdings, Ltd.......................................    38,746     784,994
    Morgan Stanley.................................................... 1,476,248  20,165,548
    MutualFirst Financial, Inc........................................     2,300      25,691
    NASDAQ OMX Group, Inc. (The)......................................    42,129     956,328
    National Western Life Insurance Co. Class A.......................       900     127,431
   *Navigators Group, Inc. (The)......................................     4,719     228,541
   *New Century Bancorp, Inc..........................................       600       2,760
    New Hampshire Thrift Bancshares, Inc..............................     3,667      45,984
   *NewBridge Bancorp.................................................    11,513      47,318
   *Newport Bancorp, Inc..............................................       700       9,930
   *NewStar Financial, Inc............................................    41,766     497,851
   *North Valley Bancorp..............................................       907      12,444
    Northeast Community Bancorp, Inc..................................    18,190      97,226
    Northrim Bancorp, Inc.............................................     6,358     128,177
    NYSE Euronext.....................................................     8,639     220,122
    Old Republic International Corp...................................   357,183   2,878,895
  #*Old Second Bancorp, Inc...........................................     4,874       6,824
    Oppenheimer Holdings, Inc. Class A................................     2,297      31,951
    Oriental Financial Group, Inc.....................................    30,991     321,687
    Pacific Continental Corp..........................................       202       1,864
  #*Pacific Mercantile Bancorp........................................    16,756     111,930
   *Park Sterling Corp................................................     3,192      14,651
    PartnerRe, Ltd....................................................    52,224   3,783,107
   *Penson Worldwide, Inc.............................................    22,821       2,510
    Peoples Bancorp of North Carolina.................................       250       2,148
    Peoples Bancorp, Inc..............................................    17,708     387,097
    People's United Financial, Inc....................................    68,700     787,302
  #*PHH Corp..........................................................    92,304   1,496,248
   *Phoenix Cos., Inc. (The)..........................................    86,162     140,444
   *Pinnacle Financial Partners, Inc..................................    23,924     467,714
   *Piper Jaffray Cos., Inc...........................................       912      19,435
    Platinum Underwriters Holdings, Ltd...............................    18,979     721,582
   *Popular, Inc......................................................    56,536     851,998
   *Porter Bancorp, Inc...............................................     1,737       2,501
   *Premier Financial Bancorp, Inc....................................     1,301      10,226
    Presidential Life Corp............................................    33,374     463,565
    Principal Financial Group, Inc....................................   217,722   5,571,506
   #Protective Life Corp..............................................    98,037   2,736,213
    Provident Financial Holdings, Inc.................................       544       6,659
    Provident Financial Services, Inc.................................    17,854     271,916

                                     1492

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Provident New York Bancorp........................................    71,474 $   590,375
    Prudential Financial, Inc.........................................   497,625  24,025,335
    Pulaski Financial Corp............................................     4,550      34,080
   #Radian Group, Inc.................................................   161,945     453,446
    Regions Financial Corp............................................ 1,304,230   9,077,441
    Reinsurance Group of America, Inc.................................   169,166   9,417,471
    Renasant Corp.....................................................    42,102     745,205
   *Republic First Bancorp, Inc.......................................     2,474       5,121
    Resource America, Inc. Class A....................................    21,102     128,089
   *Riverview Bancorp, Inc............................................    15,319      21,753
    Safety Insurance Group, Inc.......................................    11,042     467,960
    Sandy Spring Bancorp, Inc.........................................    10,125     180,326
   *Savannah Bancorp, Inc. (The)......................................     2,998      17,238
    SeaBright Holdings, Inc...........................................    40,890     344,703
    Selective Insurance Group, Inc....................................    45,200     780,152
    SI Financial Group, Inc...........................................     5,444      63,695
    Simmons First National Corp. Class A..............................     2,049      47,824
    Somerset Hills Bancorp............................................     4,317      37,126
   *Southern Community Financial Corp.................................    29,890      94,154
   *Southern First Bancshares, Inc....................................     1,106       9,279
    Southern Missouri Bancorp, Inc....................................        41         912
   *Southwest Bancorp, Inc............................................    23,408     215,354
   #StanCorp Financial Group, Inc.....................................     1,024      30,474
    State Auto Financial Corp.........................................    59,439     770,924
    StellarOne Corp...................................................    28,368     379,848
   #Stewart Information Services Corp.................................    12,271     209,466
   *Stratus Properties, Inc...........................................     3,069      25,626
   *Suffolk Bancorp...................................................       205       2,665
   *Sun Bancorp, Inc..................................................     4,338      12,754
    SunTrust Banks, Inc...............................................   491,691  11,628,492
    Susquehanna Bancshares, Inc.......................................   156,089   1,663,909
    Symetra Financial Corp............................................    23,030     267,839
    Synovus Financial Corp............................................   243,878     463,368
  #*Taylor Capital Group, Inc.........................................       826      14,414
    Teche Holding Co..................................................       600      22,914
    TF Financial Corp.................................................       630      14,692
   *Timberland Bancorp, Inc...........................................     2,500      12,950
    Tower Group, Inc..................................................     1,282      23,896
   #TowneBank.........................................................     8,298     118,661
    Travelers Cos., Inc. (The)........................................    28,000   1,754,200
   *Tree.com, Inc.....................................................     5,635      72,804
    Umpqua Holdings Corp..............................................    57,727     720,433
    Unico American Corp...............................................     1,900      19,000
    Union First Market Bankshares Corp................................    14,114     215,521
  #*United Community Banks, Inc.......................................    16,030     109,164
    United Financial Bancorp, Inc.....................................    11,124     158,517
    United Fire Group, Inc............................................    40,312     790,115
   *United Security Bancshares........................................       375         911
  #*Unity Bancorp, Inc................................................     3,306      19,737
    Unum Group........................................................   517,445   9,774,536
   *Virginia Commerce Bancorp, Inc....................................    22,274     179,751
    VIST Financial Corp...............................................       271       3,314
   *Waterstone Financial, Inc.........................................     1,300       4,329
    WesBanco, Inc.....................................................    31,431     650,936
    West Bancorporation, Inc..........................................    14,757     149,636
    Westfield Financial, Inc..........................................       895       6,677
    White River Capital, Inc..........................................       300       6,735
    Wintrust Financial Corp...........................................    24,524     900,276
    WR Berkley Corp...................................................     3,678     134,725
   *WSB Holdings, Inc.................................................       100         275
    XL Group P.L.C....................................................   240,766   4,971,818

                                     1493

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
   *Yadkin Valley Financial Corp......................................    16,710 $     46,621
    Zions Bancorporation..............................................    53,325      970,515
   *ZipRealty, Inc....................................................    10,028       13,137
                                                                                 ------------
Total Financials......................................................            479,305,974
                                                                                 ------------
Health Care -- (8.7%)
   *Addus HomeCare Corp...............................................     2,044        8,994
    Aetna, Inc........................................................   503,313   18,149,467
   *Affymax, Inc......................................................     6,200      100,626
   *Affymetrix, Inc...................................................    73,173      306,595
   *Albany Molecular Research, Inc....................................    29,820       84,391
   *Alere, Inc........................................................    74,130    1,398,833
   *Allied Healthcare Products, Inc...................................     1,000        2,835
   *Almost Family, Inc................................................     1,789       39,376
   *Alphatec Holdings, Inc............................................    18,527       32,608
   *AMAG Pharmaceuticals, Inc.........................................       272        4,211
  #*Amedisys, Inc.....................................................    12,879      156,995
   *AMN Healthcare Services, Inc......................................    15,078       88,056
   *Amsurg Corp.......................................................    30,743      908,148
    Analogic Corp.....................................................     5,884      376,694
   *AngioDynamics, Inc................................................    55,783      614,171
   *Anika Therapeutics, Inc...........................................    20,716      251,699
    Arrhythmia Research Technology, Inc...............................     1,200        3,564
    Assisted Living Concepts, Inc. Class A............................    35,887      502,777
   *Astex Pharmaceuticals, Inc........................................       200          496
   *BioClinica, Inc...................................................    10,641       55,333
   *BioScrip, Inc.....................................................    36,570      232,585
   *Boston Scientific Corp............................................ 1,208,099    6,245,872
   *Cambrex Corp......................................................    43,567      402,123
    Cantel Medical Corp...............................................    10,905      284,839
   *Capital Senior Living Corp........................................    58,814      661,069
   *CardioNet, Inc....................................................     5,628       10,975
  #*CareFusion Corp...................................................   207,163    5,056,849
  #*Celldex Therapeutics, Inc.........................................     4,759       24,604
    Cigna Corp........................................................    37,971    1,529,472
   *Community Health Systems, Inc.....................................   105,314    2,591,778
    CONMED Corp.......................................................    43,239    1,186,478
    Cooper Cos., Inc. (The)...........................................    50,100    3,770,526
   #Coventry Health Care, Inc.........................................   141,956    4,731,393
   *Cross Country Healthcare, Inc.....................................    36,190      165,026
   *CryoLife, Inc.....................................................    17,502       97,311
  #*Cumberland Pharmaceuticals, Inc...................................    26,419      161,156
   *Cutera, Inc.......................................................    25,580      174,967
   *Cynosure, Inc. Class A............................................     8,077      202,248
    Daxor Corp........................................................       545        4,886
   *Digirad Corp......................................................    29,411       58,822
   *Dynacq Healthcare, Inc............................................       909          558
   *Endo Health Solutions, Inc........................................    54,588    1,622,901
   *Enzo Biochem, Inc.................................................    50,665       75,997
   *Exactech, Inc.....................................................     3,391       56,121
   *Five Star Quality Care, Inc.......................................    28,899      103,169
   *Forest Laboratories, Inc..........................................    82,171    2,756,837
   *Gentiva Health Services, Inc......................................    26,039      173,420
   *Greatbatch, Inc...................................................    41,672      951,372
   *Hanger, Inc.......................................................     2,200       56,694
   *Harvard Bioscience, Inc...........................................    32,625      120,712
  #*Health Net, Inc...................................................    25,498      561,466
   *Healthways, Inc...................................................    27,400      307,154
  #*Hologic, Inc......................................................   305,036    5,649,267
    Humana, Inc.......................................................   236,814   14,587,742
   *IntegraMed America, Inc...........................................     3,874       53,965

                                     1494

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Health Care -- (Continued)
    Invacare Corp.....................................................    28,428 $    400,551
    Kewaunee Scientific Corp..........................................     1,631       19,311
   *Kindred Healthcare, Inc...........................................    50,544      478,652
   *Lannet Co., Inc...................................................     3,649       17,260
   *LCA-Vision, Inc...................................................     1,000        3,530
    LeMaitre Vascular, Inc............................................     5,100       32,130
   *Life Technologies Corp............................................    94,990    4,168,161
  #*LifePoint Hospitals, Inc..........................................    82,208    3,133,769
  #*Magellan Health Services, Inc.....................................     9,739      469,420
  #*Maxygen, Inc......................................................    45,644      275,233
   *MedAssets, Inc....................................................    44,682      589,356
   *MedCath Corp......................................................    29,240      225,733
   *Medical Action Industries, Inc....................................    26,509       92,251
  #*MediciNova, Inc...................................................       225          371
   *Medtox Scientific, Inc............................................     5,247      141,669
   *Misonix, Inc......................................................     4,083        9,881
   *Molina Healthcare, Inc............................................    24,941      608,810
   *Myrexis, Inc......................................................    16,406       41,835
    National Healthcare Corp..........................................     7,274      317,656
   *Natus Medical, Inc................................................     4,882       60,342
   #Omnicare, Inc.....................................................   197,388    6,199,957
   *Palomar Medical Technologies, Inc.................................     6,712       53,763
   *PDI, Inc..........................................................    15,181      109,000
    PerkinElmer, Inc..................................................    76,500    1,954,575
    Pfizer, Inc....................................................... 5,208,907  125,222,124
   *PharMerica Corp...................................................     7,655       78,770
   *Providence Service Corp. (The)....................................     1,665       21,478
   *Repligen Corp.....................................................    33,562      134,919
   *RTI Biologics, Inc................................................    80,268      285,754
   *Select Medical Holdings Corp......................................    51,009      543,246
   *Skilled Healthcare Group, Inc. Class A............................    18,080       98,174
   *Solta Medical, Inc................................................     6,017       19,676
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,965       32,179
   *Sun Healthcare Group, Inc.........................................     8,903       74,429
   *SunLink Health Systems, Inc.......................................     1,750        1,960
   *SurModics, Inc....................................................     5,593       89,152
   *Symmetry Medical, Inc.............................................    78,674      609,724
    Teleflex, Inc.....................................................    37,423    2,385,342
   *Theragenics Corp..................................................    21,383       39,345
    Thermo Fisher Scientific, Inc.....................................   499,520   27,808,278
   *TranS1, Inc.......................................................     6,997       17,492
   *Triple-S Management Corp. Class B.................................    22,073      402,170
    UnitedHealth Group, Inc...........................................    67,592    3,453,275
   *Universal American Corp...........................................    85,628      767,227
  #*VCA Antech, Inc...................................................    49,047      892,655
  #*ViroPharma, Inc...................................................   103,779    2,253,042
  #*WellCare Health Plans, Inc........................................    12,832      831,770
   #WellPoint, Inc....................................................   504,640   26,892,266
  #*Wright Medical Group, Inc.........................................    38,748      722,263
    Young Innovations, Inc............................................     2,165       78,135
                                                                                 ------------
Total Health Care.....................................................            290,914,284
                                                                                 ------------
Industrials -- (14.1%)
   *A.T. Cross Co. Class A............................................    18,022      173,552
  #*A123 Systems, Inc.................................................     4,800        2,112
    AAR Corp..........................................................    32,906      467,594
   #ABM Industries, Inc...............................................    64,500    1,199,700
  #*ACCO Brands Corp..................................................    40,161      340,164
    Aceto Corp........................................................    37,486      329,127
   #Actuant Corp. Class A.............................................    44,986    1,280,302
   *Adept Technology, Inc.............................................    21,309       83,957

                                     1495

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
   *AECOM Technology Corp.............................................    23,177 $   375,699
   *Aegion Corp.......................................................     5,916     102,938
   *AGCO Corp.........................................................    58,973   2,585,376
   *Air Transport Services Group, Inc.................................    17,784      85,897
    Aircastle, Ltd....................................................    54,200     641,186
    Alamo Group, Inc..................................................    22,951     657,087
   *Alaska Air Group, Inc.............................................    52,626   1,834,016
    Albany International Corp. Class A................................    20,551     367,863
  o*Allied Defense Group, Inc. (The)..................................     2,645      14,151
    Allied Motion Technologies, Inc...................................       162         948
    Amerco, Inc.......................................................    29,431   2,748,855
   *American Railcar Industries, Inc..................................    20,003     608,691
   *American Reprographics Co.........................................     1,343       5,869
    Ampco-Pittsburgh Corp.............................................     4,007      62,950
   *AMREP Corp........................................................       966       5,868
    Apogee Enterprises, Inc...........................................    36,374     588,895
    Applied Industrial Technologies, Inc..............................    23,371     868,466
    Argan, Inc........................................................        21         332
    Arkansas Best Corp................................................    27,325     374,079
   #Armstrong World Industries, Inc...................................    29,925   1,156,601
  #*Ascent Solar Technologies, Inc....................................     7,857       8,250
  #*Asset Acceptance Capital Corp.....................................     5,900      34,397
    Asta Funding, Inc.................................................     8,975      83,647
   *Astec Industries, Inc.............................................    22,925     669,410
   *Atlas Air Worldwide Holdings, Inc.................................    37,114   1,683,491
  #*Avis Budget Group, Inc............................................    94,608   1,359,517
    Baltic Trading, Ltd...............................................     5,000      15,900
    Barnes Group, Inc.................................................    36,400     868,504
    Barrett Business Services, Inc....................................    12,955     338,385
   *BlueLinx Holdings, Inc............................................    12,553      26,989
    Brady Corp. Class A...............................................    44,400   1,177,932
   #Briggs & Stratton Corp............................................    47,640     830,842
   *Builders FirstSource, Inc.........................................    12,182      43,855
   *CAI International, Inc............................................    12,482     258,128
    Cascade Corp......................................................     5,840     275,122
   *Casella Waste Systems, Inc. Class A...............................    14,362      72,528
  #*CBIZ, Inc.........................................................    46,963     248,434
    CDI Corp..........................................................    43,399     701,328
   #CECO Environmental Corp...........................................     5,023      40,184
    Celadon Group, Inc................................................    23,892     356,708
    Ceradyne, Inc.....................................................    26,425     581,350
   *Champion Industries, Inc..........................................       686         177
  #*Chart Industries, Inc.............................................     3,000     194,580
    Chicago Rivet & Machine Co........................................       700      13,272
    CIRCOR International, Inc.........................................     8,966     276,063
   *CNH Global NV.....................................................     6,958     265,239
   *Columbus McKinnon Corp............................................    17,745     261,029
    Comfort Systems USA, Inc..........................................    38,640     378,286
    CompX International, Inc..........................................       500       6,420
   *Consolidated Graphics, Inc........................................    12,008     284,710
   #Corrections Corp. of America......................................     7,040     218,803
    Courier Corp......................................................     8,603      95,665
    Covanta Holding Corp..............................................    94,292   1,619,937
   *Covenant Transportation Group, Inc. Class A.......................     7,080      35,188
  #*CPI Aerostructures, Inc...........................................     5,826      66,125
   *CRA International, Inc............................................     7,613     117,925
    CSX Corp.......................................................... 1,242,950  28,513,273
    Curtiss-Wright Corp...............................................    46,353   1,389,199
   *Dolan Co. (The)...................................................    20,106      98,117
   #Douglas Dynamics, Inc.............................................     1,600      21,392
   *Ducommun, Inc.....................................................    16,345     161,162

                                     1496

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
   *Dycom Industries, Inc.............................................    39,499 $    688,073
  #*Eagle Bulk Shipping, Inc..........................................     5,676       16,460
    Eastern Co. (The).................................................    10,193      181,945
    Eaton Corp........................................................    24,778    1,086,268
    Ecology & Environment, Inc. Class A...............................       900       10,845
    EMCOR Group, Inc..................................................    26,285      692,084
    Encore Wire Corp..................................................    19,966      547,068
  #*Energy Recovery, Inc..............................................    12,968       29,178
   *EnergySolutions, Inc..............................................    22,369       37,133
   *EnerSys...........................................................    43,239    1,476,612
   *Engility Holdings, Inc............................................    16,745      244,477
    Ennis, Inc........................................................    48,483      695,246
   *EnPro Industries, Inc.............................................    18,700      644,589
    ESCO Technologies, Inc............................................    16,950      610,369
    Espey Manufacturing & Electronics Corp............................     1,671       47,690
   *Esterline Technologies Corp.......................................    44,968    2,640,521
   *Excel Maritime Carriers, Ltd......................................    39,058       16,795
   #Exelis, Inc.......................................................    33,213      312,202
   *Federal Signal Corp...............................................    68,080      386,014
   #FedEx Corp........................................................   142,324   12,851,857
   *Flow International Corp...........................................    23,633       75,626
  #*Fortune Brands Home & Security, Inc...............................   149,626    3,309,727
   *Franklin Covey Co.................................................     3,046       31,709
    FreightCar America, Inc...........................................    11,505      234,012
   *Frozen Food Express Industries....................................     8,986       13,659
  #*FTI Consulting, Inc...............................................    16,780      428,393
    G & K Services, Inc. Class A......................................    29,714      936,288
   #GATX Corp.........................................................    65,445    2,753,271
   *Genco Shipping & Trading, Ltd.....................................    17,309       37,387
   *Gencor Industries, Inc............................................     8,766       66,885
   *General Cable Corp................................................    26,404      689,937
    General Electric Co............................................... 5,174,289  107,366,497
   *Geo Group, Inc. (The).............................................    24,086      556,868
   *Gibraltar Industries, Inc.........................................    43,711      416,129
   *GP Strategies Corp................................................    18,583      317,955
    Granite Construction, Inc.........................................    26,636      689,872
    Great Lakes Dredge & Dock Corp....................................    79,907      569,737
   *Greenbrier Cos., Inc..............................................    21,793      355,226
    Griffon Corp......................................................    74,563      655,409
   *H&E Equipment Services, Inc.......................................    59,629      841,961
    Hardinge, Inc.....................................................    20,151      183,777
   *Harsco Corp.......................................................    36,812      782,255
  #*Hawaiian Holdings, Inc............................................    19,867      126,553
    Heidrick & Struggles International, Inc...........................    18,234      243,971
  #*Hertz Global Holdings, Inc........................................   278,411    3,134,908
   *Hill International, Inc...........................................    27,154      105,629
   *Hudson Global, Inc................................................    15,603       70,994
  #*Huntington Ingalls Industries, Inc................................    53,870    2,100,391
   *Hurco Cos., Inc...................................................     8,210      167,484
   *ICF International, Inc............................................    31,660      777,886
    Ingersoll-Rand P.L.C..............................................   250,943   10,642,493
    Insteel Industries, Inc...........................................    16,378      163,125
   *Interline Brands, Inc.............................................    74,162    1,882,232
    International Shipholding Corp....................................    12,452      230,113
    Intersections, Inc................................................    29,179      415,509
   #ITT Corp..........................................................     7,700      144,298
  #*JetBlue Airways Corp..............................................   324,893    1,790,160
   *Kadant, Inc.......................................................     6,383      132,192
   #Kansas City Southern..............................................    27,254    1,984,091
  #*KAR Auction Services, Inc.........................................    18,100      289,781
    Kaydon Corp.......................................................    14,751      311,246

                                     1497

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    Kelly Services, Inc. Class A......................................  44,445 $   527,118
    Kennametal, Inc...................................................   6,400     236,160
   *Key Technology, Inc...............................................   3,199      28,823
    Kimball International, Inc. Class B...............................  28,589     267,307
   *Korn/Ferry International..........................................  30,127     396,471
   *Kratos Defense & Security Solutions, Inc..........................     723       4,085
    KSW, Inc..........................................................     446       1,677
    L.B. Foster Co. Class A...........................................   3,502     103,624
    L.S. Starrett Co. Class A (The)...................................   4,097      47,812
    L-3 Communications Holdings, Inc.................................. 100,470   7,122,318
   #Lawson Products, Inc..............................................  10,838     105,345
   *Layne Christensen Co..............................................  36,994     780,573
   *LMI Aerospace, Inc................................................  14,827     267,331
    LSI Industries, Inc...............................................  28,715     185,212
   *Lydall, Inc.......................................................  18,720     238,867
   #Manpower, Inc.....................................................   5,658     201,312
    Marten Transport, Ltd.............................................  32,577     584,757
   *Matson, Inc.......................................................  66,838   1,641,541
    McGrath RentCorp..................................................  20,487     545,159
   *Metalico, Inc.....................................................  74,246     144,037
    Met-Pro Corp......................................................   2,998      27,132
   *MFRI, Inc.........................................................   8,900      60,564
   *Michael Baker Corp................................................     969      24,438
    Miller Industries, Inc............................................  21,096     346,396
  #*Mobile Mini, Inc..................................................  54,461     779,882
  #*Moog, Inc. Class A................................................  35,747   1,300,833
    Mueller Industries, Inc...........................................  25,621   1,092,223
    Mueller Water Products, Inc. Class A.............................. 185,957     658,288
    Multi-Color Corp..................................................     777      15,105
    NACCO Industries, Inc. Class A....................................   6,123     613,218
   *National Technical Systems, Inc...................................  15,600     105,456
   *Navigant Consulting, Inc..........................................  22,179     257,942
    NL Industries, Inc................................................  51,251     604,762
   *NN, Inc...........................................................  13,518     121,662
    Norfolk Southern Corp............................................. 545,229  40,374,207
   #Northrop Grumman Corp............................................. 337,038  22,311,916
   *Northwest Pipe Co.................................................  10,675     259,936
   *Ocean Power Technologies, Inc.....................................   8,500      20,400
   *On Assignment, Inc................................................  53,951     841,096
   *Orbital Sciences Corp.............................................  36,476     477,836
   *Orion Energy Systems, Inc.........................................   1,043       2,315
   *Orion Marine Group, Inc...........................................     758       5,480
  #*Oshkosh Corp......................................................  14,466     325,774
   *Owens Corning, Inc................................................ 152,823   4,104,826
    P.A.M. Transportation Services, Inc...............................  19,428     181,652
    Pentair, Inc......................................................  23,304   1,021,414
   *PGT, Inc..........................................................     500       1,470
   *Pike Electric Corp................................................  17,815     152,675
  #*Portfolio Recovery Associates, Inc................................   9,401     796,077
   *Powell Industries, Inc............................................   5,907     202,433
   *PowerSecure International, Inc....................................   8,626      39,421
    Providence & Worcester Railroad Co................................   1,200      16,128
   #Quad/Graphics, Inc................................................     799      12,297
    Quanex Building Products Corp.....................................  19,678     332,558
   *Quanta Services, Inc.............................................. 168,307   3,869,378
   *RailAmerica, Inc..................................................  21,133     579,678
    Raytheon Co....................................................... 198,954  11,037,968
   *RCM Technologies, Inc.............................................  21,593     117,466
   *Real Goods Solar, Inc. Class A....................................   2,600       2,730
   #Regal-Beloit Corp.................................................  16,070   1,034,426
   *Republic Airways Holdings, Inc....................................  53,999     245,695

                                     1498

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Republic Services, Inc............................................ 429,755 $ 12,432,812
    Resources Connection, Inc.........................................  25,796      291,237
   #Robbins & Myers, Inc..............................................   8,889      407,472
   #RR Donnelley & Sons Co............................................  22,595      273,851
   *Rush Enterprises, Inc. Class A....................................  34,446      556,303
   *Rush Enterprises, Inc. Class B....................................  18,522      248,565
    Ryder System, Inc.................................................  89,844    3,543,447
   *Saia, Inc.........................................................  17,104      386,550
    Schawk, Inc.......................................................  45,135      513,636
   *Seaboard Corp.....................................................   1,812    3,986,400
    SeaCube Container Leasing, Ltd....................................     223        3,916
    SIFCO Industries, Inc.............................................   6,623      127,493
   #Simpson Manufacturing Co., Inc....................................   5,157      125,006
    SkyWest, Inc......................................................  46,706      326,942
   *SL Industries, Inc................................................     300        4,125
    Southwest Airlines Co............................................. 645,761    5,934,544
   *Sparton Corp......................................................   9,132       89,402
    Standard Register Co. (The).......................................  30,430       24,648
    Standex International Corp........................................  22,341      955,748
    Stanley Black & Decker, Inc....................................... 154,919   10,362,532
    Steelcase, Inc. Class A...........................................  69,420      594,929
   *Sterling Construction Co., Inc....................................  20,161      200,199
   *Supreme Industries, Inc. Class A..................................   1,365        5,446
   *SYKES Enterprises, Inc............................................  20,092      297,161
    Sypris Solutions, Inc.............................................   9,636       59,840
   #TAL International Group, Inc......................................  22,054      753,144
   *Tecumseh Products Co. Class A.....................................  11,200       60,704
  #*Tecumseh Products Co. Class B.....................................   1,400        7,833
   *Terex Corp........................................................  19,564      381,498
   *Tetra Tech, Inc...................................................  10,810      277,925
  #*Titan Machinery, Inc..............................................  14,689      417,755
   *TRC Cos., Inc.....................................................  28,708      188,612
    Trinity Industries, Inc...........................................  93,807    2,626,596
    Triumph Group, Inc................................................  57,456    3,592,724
   *Tufco Technologies, Inc...........................................     900        3,447
   *Tutor Perini Corp.................................................  40,371      458,615
   #Twin Disc, Inc....................................................   3,866       75,696
    Tyco International, Ltd........................................... 394,386   21,667,567
   *Ultralife Corp....................................................  11,640       45,512
    UniFirst Corp.....................................................  18,705    1,171,307
    Union Pacific Corp................................................ 455,111   55,801,160
    Universal Forest Products, Inc....................................  31,800    1,015,374
    Universal Truckload Services, Inc.................................     403        6,001
    URS Corp..........................................................  86,998    3,051,020
    US Home Systems, Inc..............................................   4,314       39,301
   *USA Truck, Inc....................................................  15,305       64,128
   *Versar, Inc.......................................................   6,026       18,259
    Viad Corp.........................................................  28,614      495,881
   *Virco Manufacturing Corp..........................................  12,601       19,028
    VSE Corp..........................................................     600       13,776
   #Watts Water Technologies, Inc. Class A............................  53,615    1,803,609
  #*WESCO International, Inc..........................................  11,687      651,083
   *Willdan Group, Inc................................................   1,000        1,425
   *Willis Lease Finance Corp.........................................   7,900       99,066
  #*XPO Logistics, Inc................................................   4,427       56,311
                                                                               ------------
Total Industrials.....................................................          474,316,043
                                                                               ------------
Information Technology -- (5.2%)
   *Accelrys, Inc.....................................................  41,733      338,872
    Activision Blizzard, Inc.......................................... 982,162   11,815,409
   *Acxiom Corp.......................................................   7,769      130,286

                                     1499

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Advanced Energy Industries, Inc...................................    45,771 $   563,899
   *Agilysys, Inc.....................................................    12,799     111,223
   *Alpha & Omega Semiconductor, Ltd..................................     1,319      10,169
  #*Amkor Technology, Inc.............................................    15,566      82,967
  #*Amtech Systems, Inc...............................................    10,600      45,050
   *ANADIGICS, Inc....................................................     6,834       8,679
   *Analysts International Corp.......................................       200         832
   *Anaren, Inc.......................................................     9,602     192,712
  #*AOL, Inc..........................................................   105,592   3,364,161
   *Arris Group, Inc..................................................   146,928   1,864,516
   *Arrow Electronics, Inc............................................   182,170   6,148,237
    Astro-Med, Inc....................................................     2,897      23,654
   *ATMI, Inc.........................................................    33,934     644,067
   *Aviat Networks, Inc...............................................    53,843     121,685
   *Avid Technology, Inc..............................................    19,136     176,243
   *Avnet, Inc........................................................   139,400   4,391,100
    AVX Corp..........................................................   180,325   1,756,365
   #Aware, Inc........................................................    22,140     137,047
   *AXT, Inc..........................................................    25,915      90,443
    Bel Fuse, Inc. Class A............................................     4,174      74,422
    Bel Fuse, Inc. Class B............................................    18,986     342,318
   *Benchmark Electronics, Inc........................................    93,903   1,479,911
    Black Box Corp....................................................    27,128     722,690
   *Blucora, Inc......................................................    81,156   1,237,629
   *BroadVision, Inc..................................................       700       5,908
   *Brocade Communications Systems, Inc...............................   461,513   2,293,720
    Brooks Automation, Inc............................................    63,950     592,177
   *BSQUARE Corp......................................................     4,665      14,368
   *BTU International, Inc............................................     1,600       3,824
    Cabot Microelectronics Corp.......................................     2,485      73,059
  #*CACI International, Inc. Class A..................................    27,175   1,534,029
  #*Calix, Inc........................................................    20,209      93,163
   *Cascade Microtech, Inc............................................    24,071     107,838
   *Checkpoint Systems, Inc...........................................    25,391     195,257
   *CIBER, Inc........................................................    81,980     307,425
    Cohu, Inc.........................................................    41,999     361,191
    Communications Systems, Inc.......................................    12,753     146,277
   #Computer Sciences Corp............................................   225,553   5,553,115
    Comtech Telecommunications Corp...................................    19,222     525,145
   *Concurrent Computer Corp..........................................    13,740      57,983
    Convergys Corp....................................................   197,364   2,909,145
  #*CoreLogic, Inc....................................................    96,545   2,220,535
    Corning, Inc...................................................... 1,298,385  14,814,573
   *Cray, Inc.........................................................     8,019      99,676
    CSP, Inc..........................................................     2,414       9,656
    CTS Corp..........................................................    33,460     297,794
   *CyberOptics Corp..................................................     9,134      75,538
   *Dataram Corp......................................................     7,544       4,675
   *Digi International, Inc...........................................    43,704     399,892
   *Diodes, Inc.......................................................     8,664     164,096
   *DSP Group, Inc....................................................    49,501     286,116
   *Dynamics Research Corp............................................    17,672     101,614
    EarthLink, Inc....................................................    86,935     595,505
   *EchoStar Corp. Class A............................................    23,551     678,269
   *Edgewater Technology, Inc.........................................    13,603      51,011
    Electro Rent Corp.................................................    42,586     713,741
    Electro Scientific Industries, Inc................................    38,559     478,517
   *Electronics for Imaging, Inc......................................    66,756     975,973
  #*EMCORE Corp.......................................................       744       3,705
   *Emulex Corp.......................................................    68,369     442,347
    EPIQ Systems, Inc.................................................    21,736     245,399

                                     1500

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *ePlus, Inc........................................................   8,445 $  286,961
   *Euronet Worldwide, Inc............................................  28,735    525,276
   *Exar Corp.........................................................  54,244    401,406
  #*Fairchild Semiconductor International, Inc........................ 118,008  1,635,591
   #Fidelity National Information Services, Inc....................... 150,627  4,735,713
   *FormFactor, Inc...................................................  24,919    152,504
   *Frequency Electronics, Inc........................................  16,953    151,390
   *Global Cash Access Holdings, Inc..................................  37,455    241,959
   *Globecomm Systems, Inc............................................  36,618    372,771
   *GSE Systems, Inc..................................................  17,638     41,449
   *GSI Group, Inc....................................................   1,451     14,945
   *GSI Technology, Inc...............................................   5,964     28,568
   *Hackett Group, Inc. (The).........................................  54,740    257,825
   *Harmonic, Inc.....................................................  26,825    113,738
    Hewlett-Packard Co................................................  65,635  1,197,182
   *Hutchinson Technology, Inc........................................   4,443      6,176
   *I.D. Systems, Inc.................................................  17,291     74,351
    IAC/InterActiveCorp............................................... 138,331  7,277,594
   *Identive Group, Inc...............................................  19,075     17,072
   *Imation Corp......................................................  34,398    191,597
   *Ingram Micro, Inc. Class A........................................ 277,679  4,162,408
   *Insight Enterprises, Inc..........................................  42,100    705,596
   *Integrated Device Technology, Inc.................................  78,704    396,668
   *Integrated Silicon Solution, Inc..................................  51,460    500,706
   *Intermec, Inc.....................................................  17,337    104,369
   *Internap Network Services Corp....................................  35,546    228,916
  #*International Rectifier Corp......................................  80,500  1,371,720
   *Interphase Corp...................................................   3,099     10,846
    Intersil Corp. Class A............................................ 119,798  1,103,340
   *Intevac, Inc......................................................  11,354     66,648
   *IntriCon Corp.....................................................   2,835     16,698
  #*Itron, Inc........................................................  10,342    403,028
   *IXYS Corp.........................................................  11,466    115,807
   *Kemet Corp........................................................   6,536     31,569
   *Key Tronic Corp...................................................  17,923    132,989
    Keynote Systems, Inc..............................................  24,595    338,181
  #*KIT Digital, Inc..................................................  28,934     92,589
   *Kopin Corp........................................................   6,901     25,051
   *Kulicke & Soffa Industries, Inc...................................  72,688    804,656
   *KVH Industries, Inc...............................................     600      7,830
   *Lattice Semiconductor Corp........................................  36,888    136,854
   *LGL Group, Inc. (The).............................................     269      1,531
   *Limelight Networks, Inc...........................................  35,344     98,256
   *LookSmart, Ltd....................................................  25,479     22,931
    Loral Space & Communications, Inc.................................  26,050  1,874,298
   *LTX-Credence Corp.................................................  14,158     82,966
    ManTech International Corp. Class A...............................  22,379    490,771
    Marchex, Inc. Class B.............................................  32,883    114,104
   *Measurement Specialties, Inc......................................   5,558    165,517
   *MEMC Electronic Materials, Inc....................................  76,611    147,093
   *MEMSIC, Inc.......................................................   1,150      2,415
  #*Mentor Graphics Corp..............................................  35,620    544,274
   *Mercury Computer Systems, Inc.....................................   8,133     94,912
    Methode Electronics, Inc..........................................  37,682    331,602
  #*Micron Technology, Inc............................................ 758,908  4,712,819
    MKS Instruments, Inc..............................................  61,200  1,615,680
   *ModusLink Global Solutions, Inc...................................  68,955    235,826
    Motorola Solutions, Inc...........................................   8,584    414,951
   *Multi-Fineline Electronix, Inc....................................   1,598     41,820
   *NCI, Inc. Class A.................................................   4,213     24,983
   *Newport Corp......................................................  74,110    833,738

                                     1501

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Novatel Wireless, Inc.............................................  26,032 $   61,436
   *Oclaro, Inc.......................................................   6,419     17,973
   *Official Payments Holdings, Inc...................................   3,839     15,241
  #*OmniVision Technologies, Inc......................................   6,780     95,056
   *Online Resources Corp.............................................  18,720     44,366
   *Oplink Communications, Inc........................................  35,876    475,716
    Optical Cable Corp................................................  10,793     39,502
   *PAR Technology Corp...............................................  22,705    116,477
    PC Connection, Inc................................................  41,300    491,057
   *PC Mall, Inc......................................................  11,672     66,764
    PC-Tel, Inc.......................................................  36,606    225,493
   *Perceptron, Inc...................................................   8,065     43,228
   *Performance Technologies, Inc.....................................  24,790     47,597
   *Pericom Semiconductor Corp........................................  41,261    331,738
   *Pervasive Software, Inc...........................................  35,664    241,089
   *Photronics, Inc...................................................  69,687    407,669
   *Planar Systems, Inc...............................................  11,933     16,826
   *PMC-Sierra, Inc................................................... 146,588    779,848
   *Presstek, Inc.....................................................   7,000      2,632
   *Qualstar Corp.....................................................  12,400     23,188
   *Radisys Corp......................................................  18,198     62,055
    RealNetworks, Inc.................................................  35,381    274,557
   *Reis, Inc.........................................................  13,511    140,514
    RF Industries, Ltd................................................   2,823     11,574
    Richardson Electronics, Ltd.......................................  25,225    309,006
    Rimage Corp.......................................................     659      4,580
   *Rofin-Sinar Technologies, Inc.....................................     900     16,317
  #*Rosetta Stone, Inc................................................   2,276     29,656
   *Rudolph Technologies, Inc.........................................  25,697    256,970
  #*Sandisk Corp......................................................  13,097    538,680
   *Sanmina-SCI Corp..................................................  18,136    154,881
   *SeaChange International, Inc......................................  31,620    239,363
   *Sigma Designs, Inc................................................  23,129    157,277
   *Smith Micro Software, Inc.........................................   3,626      6,273
   *SMTC Corp.........................................................   1,300      4,017
   *Spansion, Inc. Class A............................................  11,661    119,525
   *SS&C Technologies Holdings, Inc...................................  26,378    640,985
   *Standard Microsystems Corp........................................  30,384  1,121,473
   *StarTek, Inc......................................................  27,060     81,451
  #*SunPower Corp.....................................................  16,987     66,589
   *Supertex, Inc.....................................................  11,602    197,118
   *Support.com, Inc..................................................  53,260    151,791
   *Sycamore Networks, Inc............................................  47,495    676,804
   *Symmetricom, Inc..................................................  89,726    537,459
   *SYNNEX Corp.......................................................  60,100  2,033,183
   *Tech Data Corp....................................................  85,452  4,281,145
   *TechTarget, Inc...................................................  24,206     99,487
   *TeleCommunication Systems, Inc. Class A...........................  47,682     63,417
    Tellabs, Inc...................................................... 241,591    794,834
    Telular Corp......................................................  24,938    235,165
    Tessco Technologies, Inc..........................................  11,228    210,525
    Tessera Technologies, Inc.........................................  48,635    702,776
    TheStreet, Inc....................................................  37,257     54,023
   *TriQuint Semiconductor, Inc.......................................  18,500    104,340
   *TSR, Inc..........................................................     650      2,522
   *TTM Technologies, Inc.............................................  62,635    685,227
   *Ultra Clean Holdings..............................................   4,755     28,720
    United Online, Inc................................................ 121,790    516,390
   *UTStarcom Holdings Corp...........................................   4,970      5,318
   *Vicon Industries, Inc.............................................   5,787     17,940
   *Video Display Corp................................................     600      2,370

                                     1502

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
   *Virtusa Corp......................................................    32,496 $    492,314
  #*Vishay Intertechnology, Inc.......................................   236,119    2,330,495
   *Vishay Precision Group, Inc.......................................     9,781      133,022
   *Web.com Group, Inc................................................    22,102      342,581
   *Westell Technologies, Inc. Class A................................    41,073       89,950
  #*Western Digital Corp..............................................   212,781    8,462,300
   *WPCS International, Inc...........................................     8,861        6,646
    Xerox Corp........................................................ 1,791,473   12,414,908
   *XO Group, Inc.....................................................    11,964      103,010
    Xyratex, Ltd......................................................    28,253      334,233
   *Yahoo!, Inc....................................................... 1,048,770   16,612,517
   *Zygo Corp.........................................................    18,340      327,919
                                                                                 ------------
Total Information Technology..........................................            174,466,954
                                                                                 ------------
Materials -- (3.0%)
    A. Schulman, Inc..................................................    33,740      737,556
  #*A.M. Castle & Co..................................................    38,646      281,729
   #Alcoa, Inc........................................................ 1,145,369    9,701,275
   *American Pacific Corp.............................................     7,647       77,694
    Ashland, Inc......................................................   112,560    7,923,098
   #Bemis Co., Inc....................................................    10,392      319,554
    Boise, Inc........................................................    68,104      503,970
    Buckeye Technologies, Inc.........................................    37,822    1,139,199
    Cabot Corp........................................................    46,280    1,804,920
   *Century Aluminum Co...............................................    32,155      196,467
   *Chemtura Corp.....................................................    54,541      737,394
   *Clearwater Paper Corp.............................................     7,599      267,789
  #*Coeur d'Alene Mines Corp..........................................   133,765    2,181,707
   #Commercial Metals Co..............................................    85,208    1,098,331
   *Continental Materials Corp........................................       100        1,460
   *Core Molding Technologies, Inc....................................     3,088       24,843
    Cytec Industries, Inc.............................................    64,700    3,982,932
   #Domtar Corp.......................................................    30,917    2,283,530
    Dow Chemical Co. (The)............................................    14,000      402,920
    Friedman Industries, Inc..........................................    16,710      152,395
    Georgia Gulf Corp.................................................    26,423      866,146
  #*Golden Minerals Co................................................     9,136       38,554
   *Graphic Packaging Holding Co......................................   126,400      707,840
    H.B. Fuller Co....................................................    20,707      605,059
    Haynes International, Inc.........................................     2,005       96,621
   *Headwaters, Inc...................................................    23,663      147,894
   *Horsehead Holding Corp............................................    49,171      444,014
    Huntsman Corp.....................................................    44,942      568,516
   *Innospec, Inc.....................................................     1,550       48,236
    International Paper Co............................................   493,615   16,195,508
    Kaiser Aluminum Corp..............................................    27,181    1,482,452
   *KapStone Paper & Packaging Corp...................................    41,092      690,757
   *Kraton Performance Polymers, Inc..................................     1,727       40,446
   *Landec Corp.......................................................    37,056      296,077
  #*Louisiana-Pacific Corp............................................   173,457    1,790,076
    LyondellBasell Industries NV Class A..............................   121,873    5,427,005
    Materion Corp.....................................................    17,890      351,181
    MeadWestvaco Corp.................................................   188,451    5,352,008
  #*Mercer International, Inc.........................................    19,608      102,746
   *Metals USA Holdings Corp..........................................     1,296       21,086
    Minerals Technologies, Inc........................................    17,140    1,095,932
   *Mod-Pac Corp......................................................     1,501        6,604
    Myers Industries, Inc.............................................    65,520    1,077,149
    Neenah Paper, Inc.................................................    14,705      394,976
    Noranda Aluminum Holding Corp.....................................     2,907       18,111
   *Northern Technologies International Corp..........................     3,035       30,517

                                     1503

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          SHARES       VALUE+
                                                                          ------       ------
Materials -- (Continued)
   #Nucor Corp........................................................    89,274 $  3,499,541
    Olin Corp.........................................................    45,661      924,179
    Olympic Steel, Inc................................................    10,414      162,979
   *OM Group, Inc.....................................................    42,299      664,094
    P.H. Glatfelter Co................................................    54,200      862,322
   *Penford Corp......................................................    26,922      212,415
    Reliance Steel & Aluminum Co......................................    94,901    4,885,503
    Rock-Tenn Co. Class A.............................................    26,305    1,531,477
   *RTI International Metals, Inc.....................................    50,032    1,123,218
    Schnitzer Steel Industries, Inc. Class A..........................    21,397      614,308
    Sealed Air Corp...................................................    45,299      733,844
   *Spartech Corp.....................................................    30,589      155,698
    Steel Dynamics, Inc...............................................    94,919    1,223,506
   *Stillwater Mining Co..............................................    49,952      443,574
  #*SunCoke Energy, Inc...............................................    62,210      995,360
    Synalloy Corp.....................................................     5,144       64,351
   #Texas Industries, Inc.............................................    33,762    1,410,239
    Tredegar Corp.....................................................    40,177      595,021
   *Universal Stainless & Alloy Products, Inc.........................     9,714      331,442
    Vulcan Materials Co...............................................    58,246    2,256,450
    Wausau Paper Corp.................................................    21,308      180,905
   #Westlake Chemical Corp............................................    84,076    4,990,751
    Worthington Industries, Inc.......................................    47,320    1,026,844
  #*Zoltek Cos., Inc..................................................    48,771      406,750
                                                                                 ------------
Total Materials.......................................................            101,009,045
                                                                                 ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.............................    47,409           --
  o*MAIR Holdings, Inc. Escrow Shares.................................     1,415           --
  o*Petrocorp, Inc. Escrow Shares.....................................       900           54
  o*Price Communications Liquidation Trust............................    47,738           --
                                                                                 ------------
Total Other...........................................................                     54
                                                                                 ------------
Telecommunication Services -- (6.9%)
    AT&T, Inc......................................................... 4,065,906  154,179,156
    Atlantic Tele-Network, Inc........................................        84        2,937
   *Cbeyond, Inc......................................................     9,743       69,468
   #CenturyLink, Inc..................................................   536,163   22,272,211
    Consolidated Communications Holdings, Inc.........................     6,778      107,498
   #Frontier Communications Corp......................................   696,949    2,732,040
   *General Communications, Inc. Class A..............................    44,167      416,936
  #*Iridium Communications, Inc.......................................    24,506      222,024
  #*Leap Wireless International, Inc..................................     8,393       47,672
   *MetroPCS Communications, Inc......................................   227,572    1,993,531
   *Neutral Tandem, Inc...............................................     6,833       93,339
   *ORBCOMM, Inc......................................................    44,067      137,048
   *Premiere Global Services, Inc.....................................     2,788       25,538
    Primus Telecommunications Group, Inc..............................       246        3,894
    Shenandoah Telecommunications Co..................................     2,126       33,484
   *Sprint Nextel Corp................................................ 3,629,981   15,826,717
    Telephone & Data Systems, Inc.....................................   154,629    3,746,661
   *United States Cellular Corp.......................................    33,568    1,380,316
    USA Mobility, Inc.................................................    30,823      343,368
    Verizon Communications, Inc.......................................   623,041   28,124,071
                                                                                 ------------
Total Telecommunication Services......................................            231,757,909
                                                                                 ------------
Utilities -- (0.3%)
   *AES Corp. (The)...................................................    19,576      236,087
   *Calpine Corp......................................................   214,576    3,667,104
    Consolidated Water Co., Ltd.......................................     6,347       52,045

                                     1504

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                               SHARES         VALUE+
                                                                               ------         ------
Utilities -- (Continued)
   *Dynegy, Inc.......................................................         37,747 $       15,627
    Genie Energy, Ltd. Class B........................................          5,687         40,150
   *GenOn Energy, Inc.................................................        540,175      1,285,616
   *NRG Energy, Inc...................................................        220,130      4,362,977
   #Ormat Technologies, Inc...........................................         20,134        362,412
    SJW Corp..........................................................          6,569        153,255
   *Synthesis Energy Systems, Inc.....................................          1,418          1,560
                                                                                      --------------
Total Utilities.......................................................                    10,176,833
                                                                                      --------------
TOTAL COMMON STOCKS...................................................                 3,108,781,293
                                                                                      --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc.................................................            107         11,788
                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights..........................         44,674             --
                                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
   Shares.............................................................     11,329,454     11,329,454
                                                                                      --------------
                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)
                                                                              -------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@DFA Short Term Investment Fund....................................    236,827,069    236,827,069
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $593,836 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $595,619) to be repurchased at $576,539.......................... $          577        576,536
                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                   237,403,605
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,836,260,483)^^...........................................                $3,357,526,140
                                                                                      ==============

                                     1505

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                          LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                       -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary.............................................. $  589,913,448           --   --    $  589,913,448
  Consumer Staples....................................................    250,065,094           --   --       250,065,094
  Energy..............................................................    506,855,655           --   --       506,855,655
  Financials..........................................................    479,305,974           --   --       479,305,974
  Health Care.........................................................    290,914,284           --   --       290,914,284
  Industrials.........................................................    474,301,892 $     14,151   --       474,316,043
  Information Technology..............................................    174,466,954           --   --       174,466,954
  Materials...........................................................    101,009,045           --   --       101,009,045
  Other...............................................................             --           54   --                54
  Telecommunication Services..........................................    231,757,909           --   --       231,757,909
  Utilities...........................................................     10,176,833           --   --        10,176,833
Preferred Stocks
  Energy..............................................................             --       11,788   --            11,788
Rights/Warrants.......................................................             --           --   --                --
Temporary Cash Investments............................................     11,329,454           --   --        11,329,454
Securities Lending Collateral.........................................             --  237,403,605   --       237,403,605
                                                                       -------------- ------------   --    --------------
TOTAL................................................................. $3,120,096,542 $237,429,598   --    $3,357,526,140
                                                                       ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1506

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2012, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

   The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the

                                     1507

Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 for the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2012.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                     1508

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2012, The Series had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................. $8,437,552,771
The DFA International Value Series..............................  7,530,816,028
The Japanese Small Company Series...............................  2,014,136,300
The Asia Pacific Small Company Series...........................  1,136,733,749
The United Kingdom Small Company Series.........................  1,160,139,570
The Continental Small Company Series............................  2,513,261,145
The Emerging Markets Series.....................................  2,039,361,432
The Emerging Markets Small Cap Series...........................  2,633,553,781
The Tax-Managed U.S. Marketwide Value Series....................  2,837,025,082

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount

                                     1509
would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1510

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

                                     1511

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES      VALUE++
                                                                           ------      -------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.3%)
   *B2W Cia Global Do Varejo SA.......................................     57,900 $    190,438
   *Banco ABC Brasil SA...............................................     27,670      142,050
    Banco Alfa de Investimento SA.....................................     97,200      264,677
    Banco do Brasil SA................................................    810,100    8,566,693
    Banco Santander Brasil SA.........................................  1,701,517   12,911,668
   #Banco Santander Brasil SA ADR..................................... 16,561,114  126,361,300
    Bematech SA.......................................................    536,700      984,771
   *BHG SA - Brazil Hospitality Group.................................        214        2,028
    BM&F Bovespa SA................................................... 28,221,345  158,789,824
    BR Malls Participacoes SA.........................................  3,123,997   36,542,167
    Brookfield Incorporacoes SA.......................................  6,434,284    9,765,090
   *Camargo Correa Desenvolvimento Imobiliario SA.....................    751,000    1,986,346
   *CCX Carvao da Colombia SA.........................................    213,700      443,210
    Cia Providencia Industria e Comercio SA...........................    330,400      972,239
    Cosan SA Industria e Comercio.....................................  1,257,881   19,114,979
    CR2 Empreendimentos Imobiliarios SA...............................     99,200      210,580
    Cremer SA.........................................................    255,570    1,920,641
    Embraer SA ADR....................................................    120,314    3,053,569
    Eternit SA........................................................    428,123    2,241,733
    Even Construtora e Incorporadora SA...............................  4,428,654   14,069,167
    EZ Tec Empreendimentos e Participacoes SA.........................    485,541    5,153,483
   *Fertilizantes Heringer SA.........................................    263,200    1,976,697
   *Fibria Celulose SA................................................  1,501,764   11,432,519
  #*Fibria Celulose SA Sponsored ADR..................................  3,957,047   30,429,691
    Forjas Taurus SA..................................................    224,056      296,307
   *Gafisa SA.........................................................  5,092,178    6,336,645
  #*Gafisa SA ADR.....................................................  3,057,757    7,491,505
   *General Shopping Brasil SA........................................    276,130    1,197,929
    Gerdau SA.........................................................  1,865,196   13,716,818
  #*Gol Linhas Aereas Inteligentes SA ADR.............................     34,659      161,511
    Grendene SA.......................................................  1,046,264    5,912,423
    Guararapes Confeccoes SA..........................................      7,250      305,008
   *Hypermarcas SA....................................................  5,790,281   37,157,035
   *IdeiasNet SA......................................................    646,430      542,582
    Iguatemi Empresa de Shopping Centers SA...........................    139,860    2,979,157
    Industrias Romi SA................................................    627,600    1,650,773
   *Inepar SA Industria e Construcoes.................................     26,528       29,516
   *JBS SA............................................................ 17,008,240   44,902,683
    JHSF Participacoes SA.............................................  1,337,300    4,052,622
   *Kepler Weber SA...................................................  4,157,400      486,910
   *Kroton Educacional SA Unit Shares.................................    241,736    3,656,947
   *Log-in Logistica Intermodal SA....................................    807,500    2,510,138
    Magnesita Refratarios SA..........................................  2,864,284    8,428,476
   *Marfrig Alimentos SA..............................................  4,941,148   23,292,743
   *Metalfrio Solutions SA............................................     97,900      167,689
    Minerva SA........................................................    801,025    3,623,610
   *MPX Energia SA....................................................    237,300    3,878,185
    Obrascon Huarte Lain Brasil SA....................................    427,500    3,684,194
    Oi SA.............................................................     11,578       65,995
   *Paranapanema SA...................................................  4,240,245    4,738,513
    PDG Realty SA Empreendimentos e Participacoes.....................  5,117,417    8,665,546
    Petroleo Brasileiro SA............................................  2,556,198   25,048,046
    Petroleo Brasileiro SA ADR........................................ 15,626,607  306,750,295
    Plascar Participacoes Industriais SA..............................  1,212,900      479,430
   *Positivo Informatica SA...........................................    651,326    1,719,536
    Profarma Distribuidora de Produtos Farmaceuticos SA...............    163,525      873,006
    Rodobens Negocios Imobiliarios SA.................................    320,601    1,525,405
    Rossi Residencial SA..............................................  6,073,331   13,929,658

                                     1512

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            SHARES        VALUE++
                                                                            ------        -------
BRAZIL -- (Continued)
    Sao Carlos Empreendimentos e Participacoes SA.....................      77,500 $    1,331,251
    Sao Martinho SA...................................................     600,232      6,444,029
    SLC Agricola SA...................................................     715,517      7,908,677
   *Springs Global Participacoes SA...................................     438,409        564,806
    Sul America SA....................................................     915,490      5,544,230
    Tecnisa SA........................................................     349,239      1,244,117
    Tereos Internacional SA...........................................     448,004        581,539
   *Trisul SA.........................................................      91,961        115,781
    Triunfo Participacoes e Investimentos SA..........................     206,500        806,168
    Usinas Siderurgicas de Minas Gerais SA............................   2,197,000      8,866,480
   *Vanguarda Agro SA.................................................  10,877,765      1,964,070
   *Via Varejo SA.....................................................      42,731        386,606
   *Viver Incorporadora e Construtora SA..............................   2,845,425      2,041,174
                                                                                   --------------
TOTAL BRAZIL..........................................................              1,025,581,324
                                                                                   --------------
CHILE -- (1.6%)
    Almendral SA......................................................     802,355        108,050
    Banco de Credito e Inversiones SA.................................      87,437      5,542,366
   *Cementos Bio-Bio SA...............................................     665,307        978,494
    Cencosud SA.......................................................   1,727,990      9,879,342
    Cia General de Electricidad SA....................................   1,055,785      4,636,487
    Cintac SA.........................................................     155,202         69,122
   *Compania Sud Americana de Vapores SA..............................  49,464,339      6,045,357
    Corpbanca SA...................................................... 996,928,903     12,452,576
    Cristalerias de Chile SA..........................................     264,624      2,069,302
    CTI Cia Tecno Industrial SA.......................................     488,163         35,392
    Embotelladora Andina SA Series A ADR..............................      23,044        645,232
    Empresas CMPC SA..................................................  17,169,947     64,376,187
    Empresas Copec SA.................................................   2,279,625     33,064,597
    Empresas Hites SA.................................................     302,430        200,471
    Empresas Iansa SA.................................................  43,801,768      3,502,327
   *Empresas La Polar SA..............................................   2,373,347      1,209,411
    Enersis SA........................................................  37,924,945     12,648,195
    Enersis SA Sponsored ADR..........................................   3,368,927     55,755,742
    Gasco SA..........................................................     155,648      1,096,258
    Grupo Security SA.................................................     983,876        331,033
    Inversiones Aguas Metropolitanas SA...............................   5,692,955     10,365,836
    Madeco SA.........................................................  64,264,697      2,530,651
    Masisa SA.........................................................  36,930,742      3,595,536
    Minera Valparaiso SA..............................................       7,367        245,694
    Multiexport Foods SA..............................................     184,520         46,249
    Parque Arauco SA..................................................   1,391,681      2,637,780
    PAZ Corp. SA......................................................   1,292,725        613,224
    Ripley Corp. SA...................................................   8,634,078      7,690,634
    Salfacorp SA......................................................     411,428        756,806
   *Sociedad Matriz SAAM SA...........................................  53,986,924      5,983,015
    Sociedad Quimica y Minera de Chile SA Series A....................      32,017      1,877,911
    Socovesa SA.......................................................   5,045,369      2,111,164
    Soquimic Comercial SA.............................................     189,354         49,422
    Vina Concha Y Toro SA.............................................     361,189        707,040
    Vina Concha Y Toro SA Sponsored ADR...............................       2,846        111,193
    Vina San Pedro Tarapaca SA........................................  57,038,434        348,552
                                                                                   --------------
TOTAL CHILE...........................................................                254,316,648
                                                                                   --------------
CHINA -- (13.9%)
   #361 Degrees International, Ltd....................................   6,599,000      1,471,812
   *A8 Digital Music Holdings, Ltd....................................     474,000         45,374
   #Agile Property Holdings, Ltd......................................  16,252,000     19,212,995
   #Agricultural Bank of China, Ltd. Series H......................... 195,335,000     78,927,083
  #*Aluminum Corp. of China, Ltd. ADR.................................     276,693      2,830,569
  #*Aluminum Corp. of China, Ltd. Series H............................   8,702,000      3,561,423

                                     1513

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            SHARES      VALUE++
                                                                            ------      -------
CHINA -- (Continued)
    AMVIG Holdings, Ltd...............................................   5,369,100 $  2,412,044
  #*Angang Steel Co., Ltd. Series H...................................  15,187,640    7,763,003
    Anhui Tianda Oil Pipe Co., Ltd. Series H..........................   2,847,412      378,723
   #Anton Oilfield Services Group.....................................  15,722,527    3,087,449
    Asia Cement China Holdings Corp...................................   7,788,500    3,112,137
    Asian Citrus Holdings, Ltd........................................   6,864,000    3,262,901
  #*Ausnutria Dairy Corp., Ltd........................................     268,000       50,457
   *AVIC International Holding HK, Ltd................................  20,490,285      579,732
    Bank of China, Ltd. Series H...................................... 905,737,331  343,345,532
    Bank of Communications Co., Ltd. Series H......................... 100,742,574   66,443,500
    Baoye Group Co., Ltd. Series H....................................   1,953,120      998,866
  #*BaWang International Group Holding, Ltd...........................   2,692,000      189,147
    Beijing Capital International Airport Co., Ltd. Series H..........  24,347,599   16,510,439
   #Beijing Capital Land, Ltd. Series H...............................  17,229,060    5,253,586
   *Beijing Development HK, Ltd.......................................   1,545,000      238,380
    Beijing Enterprises Holdings, Ltd.................................   6,247,500   40,396,328
    Beijing Jingkelong Co., Ltd. Series H.............................     305,000      205,975
    Beijing North Star Co., Ltd. Series H.............................   8,218,000    1,472,742
   *Beijing Properties Holdings, Ltd..................................     312,000       15,043
   *Besunyen Holdings Co., Ltd........................................   5,053,000      440,807
   #Boer Power Holdings, Ltd..........................................   1,947,000      535,464
   *Brilliance China Automotive Holdings, Ltd.........................   3,984,000    3,224,507
    BYD Electronic International Co., Ltd.............................  13,059,136    2,557,706
    C C Land Holdings, Ltd............................................  20,513,286    4,373,548
  #*Carnival Group International Holdings, Ltd........................   1,700,000       87,491
    Catic Shenzhen Holdings, Ltd. Series H............................   2,526,000      931,389
    Central China Real Estate, Ltd....................................   7,829,350    1,910,574
    Centron Telecom International Holdings, Ltd.......................   2,343,945      206,897
    Changshouhua Food Co., Ltd........................................     786,000      393,179
  #*Chaoda Modern Agriculture Holdings, Ltd...........................  37,445,412    2,246,618
   *Chigo Holding, Ltd................................................  48,856,000      996,095
    China Aerospace International Holdings, Ltd.......................  32,830,000    2,353,651
    China Agri-Industries Holdings, Ltd...............................  21,322,000   10,493,584
  #*China All Access Holdings, Ltd....................................   2,238,000      425,157
   #China Aoyuan Property Group, Ltd..................................  14,941,000    1,936,059
   #China Automation Group, Ltd.......................................   6,354,000    1,131,694
    China BlueChemical, Ltd. Series H.................................   8,950,878    5,881,050
  #*China Chengtong Development Group, Ltd............................   4,982,000      201,660
    China Citic Bank Corp., Ltd. Series H.............................  98,981,716   49,652,026
    China Coal Energy Co., Ltd. Series H..............................  52,921,000   48,411,425
    China Communications Construction Co., Ltd. Series H..............  65,814,327   57,392,312
   *China Communications Services Corp., Ltd. Series H................  30,487,071   15,492,888
    China Construction Bank Corp. Series H............................ 214,422,940  143,803,697
  #*China COSCO Holdings Co., Ltd. Series H...........................  34,140,500   14,048,107
   #China Dongxiang Group Co., Ltd....................................  46,914,127    3,670,652
   *China Energine International Holdings, Ltd........................   7,322,390      176,305
    China Everbright, Ltd.............................................  12,119,869   16,200,641
    China Glass Holdings, Ltd.........................................   7,580,000      763,719
   *China Grand Forestry Green Resources Group, Ltd...................   4,079,610      247,949
   #China Green Holdings, Ltd.........................................   7,842,800    1,745,726
    China Haidian Holdings, Ltd.......................................  21,955,108    2,315,057
    China High Precision Automation Group, Ltd........................     429,000      148,538
  #*China High Speed Transmission Equipment Group Co., Ltd............  17,143,000    4,586,918
  #*China Huiyuan Juice Group, Ltd....................................   8,115,483    2,706,017
  #*China ITS Holdings Co., Ltd.......................................   7,118,000      929,529
   #China Lumena New Materials Corp...................................  53,224,000    8,275,063
   #China Merchants Holdings International Co., Ltd...................   9,101,424   28,069,947
   #China Metal Recycling Holdings, Ltd...............................   2,450,400    1,732,892
   *China Mining Resources Group, Ltd.................................  30,230,000      440,506
   #China Minsheng Banking Corp., Ltd. Series H.......................  47,841,500   44,062,633
  #*China Molybdenum Co., Ltd. Series H...............................   9,054,000    3,350,457

                                     1514

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            SHARES      VALUE++
                                                                            ------      -------
CHINA -- (Continued)
   #China National Materials Co., Ltd. Series H.......................  12,422,000 $  2,973,376
   *China Nickel Resources Holdings Co., Ltd..........................   5,532,000      383,544
   *China Oil & Gas Group, Ltd........................................  26,345,715    2,602,834
   #China Oriental Group Co., Ltd.....................................      26,000        5,894
   #China Petroleum & Chemical Corp. ADR..............................     993,796   89,411,826
   #China Petroleum & Chemical Corp. Series H......................... 137,736,289  124,229,264
  #*China Pharmaceutical Group, Ltd...................................  15,098,000    3,778,799
  #*China Precious Metal Resources Holdings Co., Ltd..................   6,830,000      975,671
   *China Properties Group, Ltd.......................................   7,275,000    2,413,343
   *China Qinfa Group, Ltd............................................   6,162,000      629,836
   #China Railway Construction Corp., Ltd. Series H...................  29,320,514   25,476,713
   #China Rare Earth Holdings, Ltd....................................  20,507,000    4,327,577
    China Resources Enterprise, Ltd...................................   2,562,000    7,085,331
   #China Resources Land, Ltd.........................................  23,181,727   46,515,952
   #China Rongsheng Heavy Industries Group Holdings, Ltd..............  21,064,000    2,892,818
    China Sanjiang Fine Chemicals Co., Ltd............................   1,610,000      389,703
    China SCE Property Holdings, Ltd..................................   1,248,000      289,184
  #*China Shipping Container Lines Co., Ltd. Series H.................  56,393,700   13,554,525
    China Shipping Development Co., Ltd. Series H.....................  17,875,488    7,295,504
   #China Singyes Solar Technologies Holdings, Ltd....................   3,503,800    1,132,320
   #China South City Holdings, Ltd....................................  12,280,462    1,844,872
   #China Southern Airlines Co., Ltd. Series H........................  16,512,000    8,191,653
    China Starch Holdings, Ltd........................................  18,995,000      474,248
    China Sunshine Paper Holdings Co., Ltd............................   2,660,500      266,291
   *China Tianyi Holdings, Ltd........................................     628,000       94,859
    China Tontine Wines Group, Ltd....................................   6,364,000      545,911
    China Travel International Investment Hong Kong, Ltd..............  52,275,631    9,457,662
   #China Unicom Hong Kong, Ltd.......................................   3,578,000    5,235,030
   #China Unicom Hong Kong, Ltd. ADR..................................   7,316,862  106,899,354
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................  14,442,000    2,124,321
    China Wireless Technologies, Ltd..................................   4,396,000      663,134
  #*China Yurun Food Group, Ltd.......................................  12,493,000    7,438,256
  #*China Zhongwang Holdings, Ltd.....................................  20,809,354    7,604,310
  #*Chongqing Iron & Steel Co., Ltd. Series H.........................   7,172,000      861,434
    Chongqing Machinery & Electric Co., Ltd. Series H.................  18,992,000    2,385,468
   *Chongqing Rural Commercial Bank Class H...........................     377,000      146,417
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........   5,502,000    1,342,434
    CIMC Enric Holdings, Ltd..........................................   3,288,000    1,712,491
   #Citic Pacific, Ltd................................................  16,793,000   24,209,807
   *Citic Resources Holdings, Ltd.....................................  42,836,000    6,189,723
   #Clear Media, Ltd..................................................     650,000      376,281
   *Coastal Greenland, Ltd............................................   7,706,000      252,415
  #*Comtec Solar Systems Group, Ltd...................................   6,346,000      535,744
    COSCO International Holdings, Ltd.................................  10,334,000    3,923,267
    COSCO Pacific, Ltd................................................  20,808,180   28,676,143
   *Coslight Technology International Group, Ltd......................   1,090,000      267,707
  #*Country Garden Holdings Co., Ltd..................................  32,899,929   12,317,309
    CPMC Holdings, Ltd................................................   2,018,000    1,376,033
    Da Ming International Holdings, Ltd...............................      32,000        4,325
   *DaChan Food Asia, Ltd.............................................   3,382,000      577,571
   *Dalian Port (PDA) Co., Ltd. Series H..............................  14,214,000    2,832,990
  #*Daqing Dairy Holdings, Ltd........................................   3,316,000      718,388
    Dawnrays Pharmaceutical Holdings, Ltd.............................     156,000       35,287
    DBA Telecommunication Asia Holdings, Ltd..........................     624,000      387,840
   #Dynasty Fine Wines Group, Ltd.....................................   9,228,600    1,411,395
    Embry Holdings, Ltd...............................................     450,000      200,434
   #Evergrande Real Estate Group, Ltd.................................     777,000      358,932
   #Evergreen International Holdings, Ltd.............................   1,383,000      313,978
    Fantasia Holdings Group Co., Ltd..................................   9,377,515      960,705
  #*First Tractor Co., Ltd. Series H..................................   3,042,000    2,370,910
   #Fosun International, Ltd..........................................  14,051,744    6,705,008

                                     1515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
    Franshion Properties China, Ltd................................... 44,364,580 $13,542,673
   #Fufeng Group, Ltd.................................................  1,871,000     587,575
   #GCL-Poly Energy Holdings, Ltd..................................... 22,926,000   3,371,572
   Geely Automobile Holdings, Ltd.....................................  9,395,000   3,083,190
   #Global Bio-Chem Technology Group Co., Ltd......................... 35,702,360   4,070,835
   *Global Sweeteners Holdings, Ltd................................... 10,400,350     526,759
  #*Glorious Property Holdings, Ltd................................... 39,047,000   5,839,243
    Goldbond Group Holdings, Ltd......................................  1,830,000      65,910
   *Golden Meditech Holdings, Ltd..................................... 11,771,679   1,318,001
    Goldlion Holdings, Ltd............................................  1,266,000     534,280
   #GOME Electrical Appliances Holding, Ltd........................... 30,164,000   2,430,075
    Great Wall Motor Co., Ltd. Series H...............................  2,193,000   4,890,775
    Great Wall Technology Co., Ltd. Series H..........................  7,550,035   1,331,855
   #Greentown China Holdings, Ltd.....................................  9,234,591   9,708,386
   #Guangshen Railway Co., Ltd. Series H..............................    866,000     274,947
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................    426,392   6,758,313
   *Guangzhou Automobile Group Co., Ltd. Series H..................... 27,145,572  20,174,077
    Guangzhou Pharmaceutical Co., Ltd. Series H.......................    726,000   1,261,049
   #Guangzhou R&F Properties Co., Ltd. Series H....................... 12,814,314  16,328,942
    Hainan Meilan International Airport Co., Ltd. Series H............  1,968,000   1,093,310
    Harbin Electric Co., Ltd. Series H................................ 10,403,474   7,756,311
   *Heng Tai Consumables Group, Ltd................................... 74,825,195   1,751,160
  #*Hi Sun Technology, Ltd............................................    384,000      42,579
  #*Hidili Industry International Development, Ltd.................... 20,082,000   4,602,795
   #HKC Holdings, Ltd................................................. 38,349,878   1,451,816
    Honghua Group, Ltd................................................ 16,779,970   2,478,991
  #*Hopson Development Holdings, Ltd.................................. 11,228,000   7,184,949
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.......................... 15,244,104   2,749,383
   *Hunan Nonferrous Metal Corp., Ltd. Series H.......................  7,978,000   2,477,370
   *Huscoke Resources Holdings, Ltd................................... 14,386,000     160,317
    Hutchison Harbour Ring, Ltd.......................................  6,830,000     561,451
    Industrial & Commercial Bank of China, Ltd. Series H.............. 34,519,996  19,683,061
    Inspur International, Ltd......................................... 33,726,713     947,349
    International Taifeng Holdings, Ltd...............................    202,000      46,101
    Jingwei Textile Machinery Co., Ltd. Series H......................    732,000     348,368
    Ju Teng International Holdings, Ltd............................... 11,232,249   3,203,945
   *Kai Yuan Holdings, Ltd............................................ 63,900,000   1,561,963
  #*Kaisa Group Holdings, Ltd......................................... 19,830,632   3,629,676
    Kasen International Holdings, Ltd.................................  1,885,000     292,114
    Kingboard Chemical Holdings, Ltd..................................  7,678,371  15,750,158
    Kingboard Laminates Holdings, Ltd.................................  6,567,000   2,467,740
    Kingway Brewery Holdings, Ltd.....................................  3,238,000     937,704
   #KWG Property Holding, Ltd......................................... 20,557,000  11,257,543
    Lai Fung Holdings, Ltd............................................ 52,552,560     992,368
   *Le Saunda Holdings, Ltd...........................................     60,000      16,322
    Lee & Man Paper Manufacturing, Ltd................................ 17,988,000   7,248,713
    Leoch International Technology, Ltd...............................  1,278,000     155,650
    Lijun International Pharmaceutical Holding, Ltd...................  7,590,046   1,855,712
   #Lingbao Gold Co., Ltd. Series H...................................  4,090,000   1,562,142
   *LK Technology Holdings, Ltd.......................................    112,500      23,422
   #Lonking Holdings, Ltd.............................................  7,941,000   1,451,584
   *Loudong General Nice Resources China Holdings, Ltd................ 21,592,800     958,287
  #*Maanshan Iron & Steel Co., Ltd. Series H.......................... 27,114,000   6,029,539
   #Maoye International Holdings, Ltd.................................  3,966,000     620,399
   *Media China Corp., Ltd............................................  1,761,250      18,332
  #*Metallurgical Corp of China, Ltd. Series H........................ 23,596,659   4,872,143
    Min Xin Holdings, Ltd.............................................  1,654,000     900,779
   *Mingyuan Medicare Development Co., Ltd............................ 36,090,264     580,640
    Minmetals Land, Ltd............................................... 19,977,205   2,385,866
   *Minmetals Resources, Ltd..........................................  3,256,000   1,217,197
    Minth Group, Ltd..................................................  3,736,000   3,807,331

                                     1516

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            SHARES     VALUE++
                                                                            ------     -------
CHINA -- (Continued)
   *Nan Hai Corp, Ltd.................................................  32,700,000 $   134,237
    NetDragon Websoft, Inc............................................   1,674,000   1,348,149
  #*New World China Land, Ltd.........................................  25,294,600   9,676,696
    New World Department Store China, Ltd.............................     515,000     278,588
   #Nine Dragons Paper Holdings, Ltd..................................  19,079,000   8,893,830
   #O-Net Communications Group, Ltd...................................   3,493,000     777,098
    Overseas Chinese Town Asia Holdings, Ltd..........................     160,000      59,586
   *PAX Global Technology, Ltd........................................     135,000      28,571
    PCD Stores Group, Ltd.............................................   3,092,000     222,035
   #Peak Sport Products Co., Ltd......................................  10,288,000   1,491,982
   *PetroAsian Energy Holdings, Ltd...................................  40,458,084     817,752
  #*Poly Hong Kong Investment, Ltd....................................  28,811,488  14,969,739
   *Pou Sheng International Holdings, Ltd.............................   9,813,529     781,341
   #Powerlong Real Estate Holdings, Ltd...............................   9,475,000   1,636,591
   #Prosperity International Holdings HK, Ltd.........................  19,500,000     826,579
    Qin Jia Yuan Media Services Co., Ltd..............................   7,839,250      73,417
    Qingling Motors Co., Ltd. Series H................................  12,466,000   2,768,477
    Qunxing Paper Holdings Co., Ltd...................................   5,020,071   1,307,580
   #Real Gold Mining, Ltd.............................................   3,137,500   3,564,467
   #Real Nutriceutical Group, Ltd.....................................  10,161,000   2,688,316
    Regent Manner International Holdings, Ltd.........................     738,000     139,298
   *Renhe Commercial Holdings Co., Ltd................................  37,568,000   1,535,945
   #REXLot Holdings, Ltd..............................................  91,731,150   5,827,571
   #Royale Furniture Holdings, Ltd....................................   3,418,672     451,493
    Samson Holding, Ltd...............................................   7,831,452     925,179
  #*Semiconductor Manufacturing International Corp.................... 161,484,000   5,809,259
  #*Semiconductor Manufacturing International Corp. ADR...............   1,331,701   2,410,379
   #Shandong Chenming Paper Holdings, Ltd. Series H...................   4,053,818   1,275,330
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H.................     638,000     144,428
    Shanghai Industrial Holdings, Ltd.................................   8,464,918  22,908,684
   *Shanghai Industrial Urban Development Group, Ltd..................  14,510,000   2,488,319
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H..  17,258,000   2,265,656
    Shanghai Prime Machinery Co., Ltd. Series H.......................   8,790,000   1,201,054
   *Shanghai Zendai Property, Ltd.....................................  19,155,000     283,510
    Shengli Oil & Gas Pipe Holdings, Ltd..............................   9,580,500     627,811
    Shenzhen International Holdings, Ltd.............................. 108,890,000   6,850,201
    Shenzhen Investment, Ltd..........................................  38,517,494   8,833,813
   #Shimao Property Holdings, Ltd.....................................  22,765,535  32,388,532
   *Shougang Concord Century Holdings, Ltd............................   6,934,299     249,032
  #*Shougang Concord International Enterprises Co., Ltd...............  83,508,208   4,007,638
   #Shougang Fushan Resources Group, Ltd..............................  42,454,594  11,338,349
   #Shui On Land, Ltd.................................................  42,109,585  17,054,525
    Sijia Group Co., Ltd..............................................     986,649     232,472
    Silver Grant International Industries, Ltd........................  20,310,804   3,259,989
    SIM Technology Group, Ltd.........................................  11,326,000     500,457
   *Sino Dragon New Energy Holdings, Ltd..............................   1,128,000      25,230
  #*Sino Oil & Gas Holdings, Ltd......................................  93,440,000   2,137,322
   *Sino Prosper State Gold Resources Holdings, Ltd...................  10,250,000     409,502
    Sinofert Holdings, Ltd............................................  32,720,000   6,623,973
   *Sinolink Worldwide Holdings, Ltd..................................  17,370,508   1,133,199
    SinoMedia Holding, Ltd............................................   2,897,139   1,117,866
   #Sino-Ocean Land Holdings, Ltd.....................................  42,455,877  20,487,603
   #Sinopec Kantons Holdings, Ltd.....................................  17,608,600  13,732,193
   #Sinotrans Shipping, Ltd...........................................  16,975,416   3,536,941
    Sinotrans, Ltd. Series H..........................................  24,315,000   2,964,547
   #Sinotruk Hong Kong, Ltd...........................................   9,071,335   4,765,797
   #Skyworth Digital Holdings, Ltd....................................  30,494,445  11,698,794
   *SMI Corp., Ltd....................................................  10,868,000     273,515
   #Soho China, Ltd...................................................  28,138,388  20,879,346
  #*Solargiga Energy Holdings, Ltd....................................  10,439,486     642,110
   *SPG Land Holdings, Ltd............................................   3,690,575     772,027

                                     1517

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES        VALUE++
                                                                           ------        -------
CHINA -- (Continued)
  #*SRE Group, Ltd.................................................... 41,090,285 $    1,632,769
    Sunac China Holdings, Ltd.........................................  3,766,000      1,585,377
    Sunny Optical Technology Group Co., Ltd...........................  4,472,000      1,724,317
    Tak Sing Alliance Holdings, Ltd...................................  3,394,391        353,053
   #TCC International Holdings, Ltd................................... 13,887,056      3,362,455
   #TCL Communication Technology Holdings, Ltd........................  1,447,000        301,939
    TCL Multimedia Technology Holdings, Ltd...........................  8,874,200      3,056,274
   #Texhong Textile Group, Ltd........................................  1,716,000        564,239
    Tian An China Investments Co., Ltd................................  7,019,000      3,701,916
    Tian Shan Development Holdings, Ltd...............................    572,000        127,968
    Tiangong International Co., Ltd................................... 14,411,944      2,959,627
   #Tianjin Port Development Holdings, Ltd............................ 10,463,657      1,114,033
    Tianneng Power International, Ltd.................................  7,418,280      4,549,655
    Tomson Group, Ltd.................................................  2,979,206        647,824
    TPV Technology, Ltd............................................... 10,594,496      1,968,540
    Travelsky Technology, Ltd. Series H............................... 16,861,500      8,149,283
   *Trony Solar Holdings Co., Ltd.....................................  8,775,000        712,890
    Truly International Holdings, Ltd................................. 21,705,500      3,202,081
   #VODone, Ltd....................................................... 48,158,000      3,687,943
    Wasion Group Holdings, Ltd........................................  5,795,291      2,436,760
    Weiqiao Textile Co., Ltd. Series H................................  7,549,500      2,478,544
    Welling Holding, Ltd..............................................     12,000          1,770
   #West China Cement, Ltd............................................ 25,914,000      3,900,835
    Wuyi International Pharmaceutical Co., Ltd........................    590,000         29,604
    Xiamen International Port Co., Ltd. Series H...................... 15,252,000      1,507,268
   #Xingda International Holdings, Ltd................................ 10,434,000      3,495,594
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.............  4,927,000      2,165,736
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.........  1,140,400        360,969
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H................ 10,023,000      1,824,762
    Xiwang Sugar Holdings Co., Ltd.................................... 11,548,736      1,092,903
   #XTEP International Holdings, Ltd..................................  2,481,000        758,005
  #*Yanchang Petroleum International, Ltd............................. 44,770,000      3,162,031
   *Yantai North Andre Juice Co. Series H.............................  2,365,000         88,241
   #Yip's Chemical Holdings, Ltd......................................    344,000        223,251
   #Youyuan International Holdings, Ltd...............................     37,663          7,260
    Yuexiu Property Co., Ltd.......................................... 71,712,170     16,151,077
    Yuzhou Properties Co..............................................    632,800        148,709
  #*Zhejiang Glass Co., Ltd. Series H.................................    437,000             --
   *Zhong An Real Estate, Ltd.........................................  4,695,800        529,662
                                                                                  --------------
TOTAL CHINA...........................................................             2,262,519,846
                                                                                  --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S...........................................................    119,615      4,026,052
    Komercni Banka A.S................................................     37,155      6,305,800
    Pegas Nonwovens SA................................................    147,266      3,191,635
    Telefonica Czech Republic A.S.....................................  1,028,989     19,457,918
  #*Unipetrol A.S.....................................................  1,437,021     11,825,308
                                                                                  --------------
TOTAL CZECH REPUBLIC..................................................                44,806,713
                                                                                  --------------
HONG KONG -- (0.0%)
   *Qualipak International Holdings, Ltd..............................    991,458        106,118
                                                                                  --------------
HUNGARY -- (0.5%)
   *Danubius Hotel & Spa P.L.C........................................    136,180      1,395,862
    EGIS Pharmaceuticals P.L.C........................................     57,692      4,005,540
   *Fotex Holding SE Co., Ltd.........................................    899,183        508,873
    MOL Hungarian Oil & Gas P.L.C.....................................    186,693     13,429,851
   #OTP Bank P.L.C....................................................  3,782,151     57,902,336
   *PannErgy P.L.C....................................................    182,080        466,278

                                     1518

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
HUNGARY -- (Continued)
   *Tisza Chemical Group P.L.C........................................    235,635 $ 1,952,435
                                                                                  -----------
TOTAL HUNGARY.........................................................             79,661,175
                                                                                  -----------
INDIA -- (7.3%)
   *A2Z Maintenance & Engineering Services, Ltd.......................     59,997      82,099
    Aban Offshore, Ltd................................................    238,529   1,623,011
    ABG Shipyard, Ltd.................................................    257,426   1,728,904
    Adani Enterprises, Ltd............................................    682,403   2,207,909
   *Adani Power, Ltd..................................................    290,352     225,853
    Aditya Birla Nuvo, Ltd............................................    505,052   7,159,674
    Ajmera Realty & Infra India, Ltd..................................     43,134      82,521
    Akzo Nobel India, Ltd.............................................     47,267     747,087
    Alembic Pharmaceuticals, Ltd......................................    618,092     665,183
   *Alembic, Ltd......................................................    231,035      62,460
    Allahabad Bank, Ltd...............................................  1,837,381   4,393,447
    Alok Industries, Ltd..............................................  6,859,055   1,927,097
    Amara Raja Batteries, Ltd.........................................     14,737      77,348
    Ambuja Cements, Ltd...............................................  2,512,816   8,177,593
    Amtek Auto, Ltd...................................................  1,097,185   2,030,501
    Anant Raj Industries, Ltd.........................................  1,498,593   1,270,725
    Andhra Bank, Ltd..................................................  2,193,717   4,006,203
    Ansal Properties & Infrastructure, Ltd............................    421,984     194,367
   *Apollo Hospitals Enterprise, Ltd..................................    325,768   3,695,828
    Apollo Tyres, Ltd.................................................  1,676,970   2,330,724
   *Arvind, Ltd.......................................................  2,460,686   3,155,378
   *Ashok Leyland, Ltd................................................ 17,832,368   7,116,272
    Asian Hotels East, Ltd............................................      1,050       4,772
    Aurobindo Pharma, Ltd.............................................  2,169,870   4,234,496
    B.L. Kashyap & Sons, Ltd..........................................      5,969         961
   *Bajaj Finance, Ltd................................................     93,989   1,723,935
   *Bajaj Finserv, Ltd................................................      2,123      28,273
    Bajaj Hindusthan, Ltd.............................................  4,307,376   2,354,004
   *Bajaj Holdings & Investment, Ltd..................................    352,769   4,925,414
    Balkrishna Industries, Ltd........................................     22,245     117,997
    Ballarpur Industries, Ltd.........................................  3,957,443   1,360,418
    Balmer Lawrie & Co., Ltd..........................................     63,185     644,434
    Balrampur Chini Mills, Ltd........................................  2,433,294   2,352,324
    Bank of Baroda....................................................    797,959   9,354,816
    Bank of India.....................................................  1,608,739   8,618,128
    Bank of Maharashtra, Ltd..........................................  1,444,976   1,196,326
    BEML, Ltd.........................................................    190,772   1,086,858
   *BGR Energy Systems, Ltd...........................................    116,212     581,617
    Bhushan Steel, Ltd................................................  1,046,329   8,880,684
    Birla Corp., Ltd..................................................    118,919     454,281
    Bombay Dyeing & Manufacturing Co., Ltd............................    125,117   1,124,552
    Bombay Rayon Fashions, Ltd........................................     66,045     291,877
    Brigade Enterprises, Ltd..........................................      5,099       4,341
   *Cairn India, Ltd..................................................  3,762,179  22,527,276
    Canara Bank.......................................................  1,319,532   8,654,803
    Central Bank of India.............................................  3,082,822   3,955,164
    Century Textiles & Industries, Ltd................................    692,091   3,606,945
    Chambal Fertilizers & Chemicals, Ltd..............................  1,259,609   1,611,020
    Cholamandalam Investment & Finance Co., Ltd.......................     11,397      43,753
    City Union Bank, Ltd..............................................  1,232,912   1,150,506
    Coromandel International, Ltd. (B0VDZN5)..........................     59,018     263,318
   *Coromandel International, Ltd. (CH1415639)........................     68,690       1,235
    Corporation Bank..................................................    337,246   2,472,929
   *Cranes Software International, Ltd................................    127,339       7,605
    Dalmia Bharat Enterprises, Ltd....................................    159,852     322,035
    Dalmia Cement (Bharat), Ltd.......................................    126,408      32,371
   *DB Realty, Ltd....................................................  1,083,060   1,526,782

                                     1519

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
INDIA -- (Continued)
    DCM Shriram Consolidated, Ltd.....................................    216,466 $   200,363
    Deepak Fertilizers & Petrochemicals Corp., Ltd....................    424,886     980,280
   *DEN Networks, Ltd.................................................      8,713      19,077
    Dena Bank.........................................................    939,377   1,556,862
   *Development Credit Bank, Ltd......................................  2,479,591   1,777,723
    Dewan Housing Finance Corp., Ltd..................................    115,020     298,639
    DLF, Ltd..........................................................  5,631,007  21,024,426
   *Dredging Corp. of India, Ltd......................................     66,613     289,733
    E.I.D. - Parry (India), Ltd.......................................    779,467   2,968,080
    Edelweiss Financial Services, Ltd.................................  1,123,000     608,257
    Educomp Solutions, Ltd............................................    790,645   2,262,028
    Eicher Motors, Ltd................................................     40,646   1,425,773
    EIH, Ltd..........................................................    872,785   1,229,072
    Elder Pharmaceuticals, Ltd........................................    136,186     737,633
   *Electrosteel Casings, Ltd.........................................    723,522     232,768
    Elgi Equipments, Ltd..............................................     29,355      44,538
    Era Infra Engineering, Ltd........................................    874,602   2,191,803
    Escorts, Ltd......................................................  1,272,669   1,327,633
   *Essar Oil, Ltd....................................................  1,378,452   1,378,473
   *Essar Ports, Ltd..................................................    628,225   1,103,545
   *Essar Shipping, Ltd...............................................    288,928     138,715
    Essel Propack, Ltd................................................    750,981     475,714
    Everest Kanto Cylinder, Ltd.......................................     70,158      35,923
    FAG Bearings (India), Ltd.........................................        500      12,965
    FDC, Ltd..........................................................    131,817     194,749
   *Federal Bank, Ltd.................................................  1,722,798  12,774,258
   *Federal-Mogul Goetze (India), Ltd.................................      8,179      30,404
    Financial Technologies (India), Ltd...............................    111,963   1,440,616
    Finolex Cables, Ltd...............................................    530,760     380,918
   *Finolex Industries, Ltd...........................................    695,629     728,983
   *Fortis Healthcare, Ltd............................................  1,136,209   2,001,253
    Future Capital Holdings, Ltd......................................    273,553     723,592
    GAIL India, Ltd...................................................    381,180   2,426,547
    Gammon India, Ltd.................................................    487,594     359,034
    Gateway Distriparks, Ltd..........................................    231,605     583,206
    Geodesic, Ltd.....................................................    373,580     247,140
    Gitanjali Gems, Ltd...............................................    675,421   3,957,244
   *Glodyne Technoserve, Ltd..........................................     34,199     121,402
    Godfrey Phillips India, Ltd.......................................        682      39,170
    Graphite India, Ltd...............................................    519,589     782,354
    Grasim Industries, Ltd............................................     15,142     781,919
    Great Eastern Shipping Co., Ltd...................................  1,015,463   4,752,846
   *GTL Infrastructure, Ltd...........................................  3,109,565     451,545
    Gujarat Alkalies & Chemicals, Ltd.................................    421,803     959,508
    Gujarat Fluorochemicals, Ltd......................................    207,859   1,300,890
    Gujarat Narmada Valley Fertilizers Co., Ltd.......................    680,537   1,066,470
    Gujarat NRE Coke, Ltd.............................................  2,636,030     810,532
    Gujarat State Fertilizers & Chemicals, Ltd........................    437,216   2,713,580
    Gujarat State Petronet, Ltd.......................................    209,832     265,535
    Gulf Oil Corp., Ltd...............................................    214,243     342,205
    HBL Power Systems, Ltd............................................    412,035     124,967
    HCL Infosystems, Ltd..............................................  1,104,177     737,641
    HEG, Ltd..........................................................    136,218     503,620
   *HeidelbergCement India, Ltd.......................................    541,608     343,282
   *Hexa Tradex, Ltd..................................................    321,474     198,256
    Hexaware Technologies, Ltd........................................  2,847,378   5,798,732
    Hikal, Ltd........................................................      2,987      16,589
    Hindalco Industries, Ltd.......................................... 15,234,252  32,688,631
    Hinduja Global Solutions, Ltd.....................................     63,466     408,257
    Hinduja Ventures, Ltd.............................................     68,545     454,578
   *Hindustan Construction Co., Ltd...................................  6,741,542   2,108,206

                                     1520

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
INDIA -- (Continued)
   *Hotel Leelaventure, Ltd...........................................  1,469,803 $    816,110
   *Housing Development & Infrastructure, Ltd.........................  4,919,930    6,980,539
    HSIL, Ltd.........................................................    176,393      406,358
    ICICI Bank, Ltd...................................................    919,070   15,808,601
   #ICICI Bank, Ltd. Sponsored ADR....................................  3,805,302  131,739,555
    IDBI Bank, Ltd....................................................  2,831,993    4,470,092
   *Idea Cellular, Ltd................................................  6,510,570    9,310,944
    IFCI, Ltd.........................................................  6,602,323    4,172,338
    India Cements, Ltd................................................  3,169,856    4,718,250
    India Infoline, Ltd...............................................  2,687,896    2,473,375
    Indiabulls Financial Services, Ltd................................  1,795,884    7,344,383
   *Indiabulls Infrastructure and Power, Ltd.......................... 10,676,958      844,711
    Indiabulls Real Estate, Ltd.......................................  3,177,847    3,153,616
    Indian Bank.......................................................  1,269,647    4,055,384
    Indian Hotels Co., Ltd............................................  3,698,272    3,929,490
    Indian Overseas Bank..............................................  2,824,834    3,673,801
    Indo Rama Synthetics (India), Ltd.................................    169,044       66,126
   *IndusInd Bank, Ltd................................................  1,030,389    6,185,379
    Infotech Enterprises, Ltd.........................................     21,152       67,107
    Infrastructure Development Finance Co., Ltd.......................  6,072,777   14,561,991
    ING Vysya Bank, Ltd...............................................    289,910    1,980,894
    Ingersoll-Rand India, Ltd.........................................     28,609      231,722
    Ipca Laboratories, Ltd............................................    138,081      984,524
    ISMT, Ltd.........................................................    279,611      117,774
   *IVRCL Assets & Holdings, Ltd......................................     46,934       30,651
    IVRCL Infrastructures & Projects, Ltd.............................  4,367,857    3,435,165
    J.B. Chemicals & Pharmaceuticals, Ltd.............................    373,888      459,490
    Jai Corp., Ltd....................................................    659,451      657,926
    Jaiprakash Associates, Ltd........................................ 15,228,212   19,963,531
   *Jammu & Kashmir Bank, Ltd.........................................    283,687    4,616,022
   *Jaypee Infratech, Ltd.............................................    431,895      418,031
    JBF Industries, Ltd...............................................    111,055      264,372
   *Jet Airways (India), Ltd..........................................    358,288    2,272,902
    Jindal Poly Films, Ltd............................................    203,346      655,308
    Jindal Saw, Ltd...................................................  2,076,447    4,436,055
   *Jindal South West Holdings, Ltd...................................        364        3,529
   *Jindal Stainless, Ltd.............................................    769,814      949,810
    JK Cement, Ltd....................................................     99,663      378,775
    JK Lakshmi Cement, Ltd............................................    224,695      352,670
    JM Financial, Ltd.................................................  2,423,462      566,247
    JSW Energy, Ltd...................................................  4,254,613    3,797,262
   *JSW ISPAT Steel, Ltd..............................................  4,724,692      867,141
    JSW Steel, Ltd....................................................  1,467,112   17,629,464
    Jubilant Industries, Ltd..........................................      1,409        3,450
    Jubilant Organosys, Ltd...........................................    446,277    1,319,195
   *Jyothy Laboratories, Ltd..........................................        764        1,697
   *Kakinada Fertilizers, Ltd.........................................  2,082,494      419,756
    Kalpataru Power Transmission, Ltd.................................    123,781      155,398
   *Kalyani Investment Co., Ltd.......................................      6,716       43,553
    Karnataka Bank, Ltd...............................................  1,816,926    3,093,216
    Karur Vysya Bank, Ltd.............................................    294,278    2,202,975
    Karuturi Global, Ltd..............................................  2,133,835      158,730
    KEC International, Ltd............................................    212,594      219,305
    Kesoram Industries, Ltd...........................................    187,382      464,768
   *Kingfisher Airlines, Ltd..........................................  2,060,576      348,323
    Kirloskar Industries, Ltd.........................................      8,838       47,672
    Kirloskar Oil Engines, Ltd........................................    325,726      884,272
    KSB Pumps, Ltd....................................................      7,582       28,200
   *KSK Energy Ventures, Ltd..........................................     10,787       10,986
    Lakshmi Machine Works, Ltd........................................      4,481      124,815
    Lakshmi Vilas Bank, Ltd...........................................    384,784      489,040

                                     1521

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
INDIA -- (Continued)
   *Landmark Property Development Co., Ltd............................    201,134 $      6,503
    LIC Housing Finance, Ltd..........................................    776,531    3,656,418
    Madhucon Projects, Ltd............................................     46,284       28,725
    Madras Cements, Ltd...............................................    493,400    1,466,286
   *Mahanagar Telephone Nigam, Ltd....................................  2,207,072    1,203,604
  #*Mahanagar Telephone Nigam, Ltd. ADR...............................    100,249      109,271
   *Maharashtra Scooters, Ltd.........................................      4,450       27,275
    Maharashtra Seamless, Ltd.........................................    193,635    1,150,272
    Mahindra & Mahindra Financial Services, Ltd.......................     17,823      226,482
    Mahindra Lifespace Developers, Ltd................................    137,273      797,049
    Manaksia, Ltd.....................................................    131,448       97,794
    Maruti Suzuki India, Ltd..........................................    131,562    2,680,307
   *MAX India, Ltd....................................................     41,221      129,589
    McLeod Russel (India), Ltd........................................    707,622    4,083,951
   *Mercator Lines, Ltd...............................................  2,620,115      885,551
   *Merck, Ltd........................................................     26,735      289,453
    MindTree, Ltd.....................................................     26,874      305,889
    Monnet Ispat, Ltd.................................................    183,497    1,004,487
    Mphasis, Ltd......................................................     37,279      263,022
    MRF, Ltd..........................................................     17,453    3,002,334
    Mukand, Ltd.......................................................    153,744       73,690
    Nagarjuna Construction Co., Ltd...................................  2,921,412    1,949,830
   *Nagarjuna Oil Refinery, Ltd.......................................  1,893,177      208,683
    Nahar Capital & Financial Services, Ltd...........................     18,244       15,571
    National Aluminium Co., Ltd.......................................  1,198,185    1,146,264
    Nava Bharat Ventures, Ltd.........................................     27,806       96,824
    NIIT Technologies, Ltd............................................    436,637    2,284,644
    NIIT, Ltd.........................................................  1,253,731      831,432
    Noida Toll Bridge Co., Ltd........................................    573,835      251,853
    OCL India, Ltd....................................................     77,632      138,852
   *OMAXE, Ltd........................................................    695,491    1,917,084
    Orbit Corp., Ltd..................................................    431,838      350,538
    Orchid Chemicals & Pharmaceuticals, Ltd...........................    572,679    1,120,846
    Orient Paper & Industries, Ltd....................................    369,283      432,188
    Oriental Bank of Commerce.........................................    975,054    4,209,976
   *Oswal Chemical & Fertilizers, Ltd.................................    490,659      303,033
    Panacea Biotec, Ltd...............................................     49,524       63,839
   *Parsvnath Developers, Ltd.........................................  1,662,316    1,156,874
    Peninsula Land, Ltd...............................................    235,840      155,657
    Petronet LNG, Ltd.................................................  2,350,898    6,175,129
    Piramal Healthcare, Ltd...........................................    644,623    5,983,735
    Plethico Pharmaceuticals, Ltd.....................................    201,473    1,216,423
    Polaris Financial Technology, Ltd.................................    641,382    1,280,002
    Polyplex Corp., Ltd...............................................     22,174       62,959
    Power Finance Corp., Ltd..........................................     16,793       52,164
    Prism Cement, Ltd.................................................    485,261      446,013
    PTC (India), Ltd..................................................  2,996,969    3,039,788
    Punj Lloyd, Ltd...................................................  3,167,108    2,892,116
    Punjab & Sind Bank................................................    116,252      131,688
    Rain Commodities, Ltd.............................................  1,359,649      829,877
    Rajesh Exports, Ltd...............................................    363,078      840,331
    Raymond, Ltd......................................................    363,971    2,249,415
    REI Agro, Ltd.....................................................  4,060,276      759,169
    REI Six Ten Retail, Ltd...........................................    406,142       30,045
    Reliance Capital, Ltd.............................................  1,825,086   10,882,773
    Reliance Communications, Ltd......................................  7,699,434    7,735,555
    Reliance Industries, Ltd.......................................... 18,195,141  241,718,068
    Reliance Industries, Ltd. Sponsored GDR...........................    107,000    2,826,940
   *Reliance Power, Ltd...............................................  7,434,719   12,118,183
    Rolta (India), Ltd................................................  1,684,318    2,055,213
    Ruchi Soya Industries, Ltd........................................  1,722,168    2,617,858

                                     1522

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
INDIA -- (Continued)
    Rural Electrification Corp., Ltd..................................  2,768,400 $ 9,308,258
    S. Kumars Nationwide, Ltd.........................................  2,493,925   1,174,754
   *SEAMEC, Ltd.......................................................     37,241      55,236
    Sesa Goa, Ltd.....................................................  5,399,806  18,426,235
    Shipping Corp. of India, Ltd......................................  1,918,199   1,865,374
    Shiv-Vani Oil & Gas Exploration Services, Ltd.....................     93,090     247,992
    Shree Renuka Sugars, Ltd..........................................  6,765,098   3,748,110
    Simplex Infrastructures, Ltd......................................      2,212       8,173
    Sintex Industries, Ltd............................................  2,932,497   3,151,256
    SKF (India), Ltd..................................................      8,219      90,070
    Sobha Developers, Ltd.............................................    489,167   3,057,370
    South Indian Bank, Ltd............................................  9,724,062   4,044,897
    SREI Infrastructure Finance, Ltd..................................  1,470,670     566,876
    SRF, Ltd..........................................................    266,306     967,032
    State Bank of Bikaner & Jaipur....................................     15,332      97,667
    State Bank of India...............................................  2,006,127  72,027,970
    State Bank of India Sponsored GDR.................................      5,732     441,732
    Steel Authority of India, Ltd.....................................  6,551,957  10,047,168
   *Sterling Biotech, Ltd.............................................    959,344     120,298
    Sterlite Industries (India), Ltd..................................  5,746,256  11,016,750
   #Sterlite Industries (India), Ltd. ADR.............................  2,573,639  19,765,548
    Sterlite Technologies, Ltd........................................  1,696,400     992,260
    Strides Arcolab, Ltd..............................................    228,102   2,921,424
    Styrolution ABS India, Ltd........................................     28,114     325,364
    Sundaram Finance, Ltd.............................................      5,730      76,066
    Sundram Fastners, Ltd.............................................     55,097      47,578
   *Suzlon Energy, Ltd................................................ 14,019,450   4,607,287
   *Syndicate Bank....................................................  2,298,219   4,030,438
    Tamilnadu Newsprint & Papers, Ltd.................................     58,711     121,027
    Tanla Solutions, Ltd..............................................     87,874       9,549
    Tata Chemicals, Ltd...............................................  1,091,283   5,982,056
    Tata Communications, Ltd..........................................  1,053,665   4,667,501
   *Tata Investment Corp., Ltd........................................     41,146     324,876
    Tata Steel, Ltd...................................................  5,358,263  39,756,339
    Tata Tea, Ltd.....................................................  4,929,114  11,274,622
    TCI Developers, Ltd...............................................      2,437       5,610
   *Teledata Marine Solutions, Ltd....................................    267,258       1,442
    Time Technoplast, Ltd.............................................    498,379     398,918
    Titagarh Wagons, Ltd..............................................    106,381     601,139
    Transport Corp of India, Ltd......................................     67,047      77,715
    Trent, Ltd........................................................     15,617     285,325
    Triveni Turbine, Ltd..............................................    240,000     194,381
    Tube Investments of India, Ltd....................................    609,308   1,791,838
    Tulip IT Services, Ltd............................................    567,803   1,024,348
    UCO Bank..........................................................  2,836,237   3,536,484
    Uflex, Ltd........................................................    451,319     850,752
    Unichem Laboratories, Ltd.........................................    199,000     533,646
    Union Bank of India, Ltd..........................................    797,003   2,412,444
   *Unitech, Ltd...................................................... 25,504,208   9,971,121
    United Phosphorus, Ltd............................................  2,522,441   5,409,189
    United Spirits, Ltd...............................................     41,486     604,925
    Usha Martin, Ltd..................................................  1,592,468     762,251
   *Vardhman Special Steels, Ltd......................................     19,609      11,635
    Vardhman Textiles, Ltd............................................    102,386     433,468
    Varun Shipping Co., Ltd...........................................      9,527       2,628
    Videocon Industries, Ltd..........................................  1,005,750   3,087,378
    Vijaya Bank, Ltd..................................................  2,079,121   1,994,350
    Voltamp Transformers, Ltd.........................................        724       6,229
   *Welspun Corp., Ltd................................................  1,812,867   3,302,885
   *Wockhardt, Ltd....................................................     27,242     479,849
    Zee Entertainment Enterprises, Ltd................................  1,665,599   5,036,028

                                     1523

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                              SHARES        VALUE++
                                                                              ------        -------
INDIA -- (Continued)
   *Zee Learn, Ltd....................................................       259,820 $      126,960
   *Zensar Technologies, Ltd..........................................         6,739         32,478
   *Zuari Holdings, Ltd...............................................       128,304        771,231
    Zuari Industries, Ltd.............................................       127,212        311,052
    Zylog Systems, Ltd................................................       127,706        681,415
                                                                                     --------------
TOTAL INDIA...........................................................                1,198,447,533
                                                                                     --------------
INDONESIA -- (3.2%)
    PT Adaro Energy Tbk...............................................    34,538,500      5,293,604
    PT Adhi Karya Persero Tbk.........................................    12,322,617      1,179,486
   *PT Agis Tbk.......................................................    59,762,000      1,988,230
    PT Agung Podomoro Land Tbk........................................     2,461,500         89,135
    PT AKR Corporindo Tbk.............................................    11,327,400      4,338,762
    PT Aneka Tambang Persero Tbk......................................    63,590,500      8,570,458
    PT Asahimas Flat Glass Tbk........................................     5,277,000      3,218,168
    PT Astra Graphia Tbk..............................................     4,213,000        583,624
   *PT Bakrie & Brothers Tbk.......................................... 1,056,525,750      5,563,293
    PT Bakrie Sumatera Plantations Tbk................................   182,168,500      3,248,813
   *PT Bakrie Telecom Tbk.............................................   288,731,000      5,189,463
   *PT Bakrieland Development Tbk.....................................   660,641,020      4,228,624
    PT Bank Bukopin Tbk...............................................    59,626,833      3,946,926
    PT Bank Danamon Indonesia Tbk.....................................    34,396,054     21,944,461
    PT Bank Mandiri Persero Tbk.......................................    59,143,431     51,480,844
    PT Bank Negara Indonesia Persero Tbk..............................   115,821,441     48,412,783
   *PT Bank Pan Indonesia Tbk.........................................   150,362,201     11,377,807
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk..............     3,315,500        327,366
   *PT Bank Permata Tbk...............................................       304,000         45,446
    PT Bank Tabungan Negara Persero Tbk...............................    36,249,362      5,214,554
   *PT Barito Pacific Tbk.............................................    15,126,000        827,555
   *PT Benakat Petroleum Energy Tbk...................................     2,249,500         47,160
   *PT Berlian Laju Tanker Tbk........................................   128,161,466      2,653,951
    PT Bhakti Investama Tbk...........................................   264,402,700     11,240,250
    PT Bisi International Tbk.........................................     4,718,500        585,814
    PT Budi Acid Jaya Tbk.............................................    15,362,000        269,330
   *PT Bumi Resources Minerals Tbk....................................       541,000         28,138
    PT Bumi Resources Tbk.............................................   254,311,500     27,765,398
   *PT Bumi Serpong Damai Tbk.........................................     2,602,500        313,973
   *PT Central Proteinaprima Tbk......................................   178,071,500        658,479
    PT Charoen Pokphand Indonesia Tbk.................................    72,592,830     24,350,430
    PT Ciputra Development Tbk........................................   100,486,000      6,855,073
   *PT Ciputra Property Tbk...........................................       904,500         59,973
    PT Ciputra Surya Tbk..............................................    16,452,000      3,347,723
    PT Clipan Finance Indonesia Tbk...................................     2,995,500        133,836
   *PT Darma Henwa Tbk................................................   246,575,442      1,296,722
   *PT Davomas Adabi Tbk..............................................   138,239,500        730,267
    PT Elnusa Tbk.....................................................    27,207,500        490,515
   *PT Energi Mega Persada Tbk........................................   568,704,378      7,145,575
    PT Ever Shine Textile Tbk.........................................    19,342,215        326,968
    PT Gajah Tunggal Tbk..............................................    24,365,000      5,958,560
   *PT Global Mediacom Tbk............................................    96,486,000     17,776,864
   *PT Gozco Plantations Tbk..........................................    29,617,900        762,710
   *PT Great River International Tbk..................................     1,788,000             --
    PT Gudang Garam Tbk...............................................     5,935,000     35,163,566
   *PT Hero Supermarket Tbk...........................................       350,000        121,826
    PT Holcim Indonesia Tbk...........................................    14,197,000      3,923,866
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............................    32,693,500      4,237,044
    PT Indika Energy Tbk..............................................    29,492,000      5,319,629
    PT Indofood Sukses Makmur Tbk.....................................    56,391,500     32,043,789
    PT Indorama Synthetics Tbk........................................        41,500          7,225
   *PT Intiland Development Tbk.......................................    30,506,500      1,086,197
    PT Japfa Comfeed Indonesia Tbk....................................     5,270,750      2,408,988

                                     1524

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            SHARES      VALUE++
                                                                            ------      -------
INDONESIA -- (Continued)
    PT Jaya Real Property Tbk.........................................  25,528,000 $  7,147,301
   *PT Kawasan Industri Jababeka Tbk.................................. 294,868,000    5,662,014
    PT Lautan Luas Tbk................................................   2,102,000      179,156
    PT Lippo Karawaci Tbk............................................. 268,520,437   25,174,605
    PT Matahari Putra Prima Tbk.......................................  35,459,900    3,804,394
    PT Mayorah Indah Tbk..............................................   8,314,572   19,611,517
    PT Medco Energi Internasional Tbk.................................  26,880,000    4,894,382
    PT Media Nusantara Citra Tbk......................................  20,122,594    5,028,498
    PT Mitra Adiperkasa Tbk...........................................   2,322,500    1,758,796
   *PT Mitra International Resources Tbk..............................  38,631,660      285,707
    PT Pabrik Kertas Tjiwi Kimia Tbk..................................     246,000       69,633
    PT Pan Brothers Tbk...............................................      87,500        4,472
   *PT Panasia Indosyntec Tbk.........................................     403,200        4,601
   *PT Panin Financial Tbk............................................ 247,955,500    3,622,159
    PT Panin Insurance Tbk............................................  30,688,500    1,610,051
    PT Pembangunan Perumahan Persero Tbk..............................  15,802,500    1,000,246
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............  24,748,384    7,166,154
   *PT Polychem Indonesia Tbk.........................................  16,770,500      653,678
    PT Ramayana Lestari Sentosa Tbk...................................  23,360,500    3,092,625
    PT Sampoerna Agro Tbk.............................................  10,291,941    3,247,358
    PT Samudera Indonesia Tbk.........................................     415,500      167,035
    PT Selamat Sempurna Tbk...........................................  15,215,500    3,205,801
   *PT Sentul City Tbk................................................ 248,466,500    5,736,024
    PT Sinar Mas Agro Resources & Technology Tbk......................   7,808,900    5,306,729
   *PT Sinar Mas Multiartha Tbk.......................................       2,000          871
    PT Summarecon Agung Tbk...........................................  38,773,857    6,610,596
   *PT Sunson Textile Manufacturer Tbk................................   6,012,000      116,081
   *PT Surya Dumai Industri Tbk.......................................   5,145,000           --
    PT Surya Toto Indonesia Tbk.......................................      46,400      274,527
   *PT Suryainti Permata Tbk..........................................  17,378,000      163,406
   *PT Tiga Pilar Sejahtera Food Tbk..................................  20,797,222    1,576,720
    PT Timah Persero Tbk..............................................  33,826,400    4,722,522
    PT Total Bangun Persada TbK.......................................     379,000       21,115
    PT Trias Sentosa Tbk..............................................     336,500       12,384
    PT Trimegah Securities Tbk........................................  34,298,000      450,532
   *PT Truba Alam Manunggal Engineering Tbk........................... 129,244,500      314,065
    PT Tunas Baru Lampung Tbk.........................................  16,195,000      918,342
    PT Tunas Ridean Tbk...............................................  42,848,500    3,610,091
   *PT Ultrajaya Milk Industry & Trading Co. Tbk......................  13,717,500    1,670,190
    PT Unggul Indah Cahaya Tbk........................................     371,435       78,094
    PT Vale Indonesia Tbk.............................................  41,280,500   10,520,206
    PT Wijaya Karya Persero Tbk.......................................  31,604,002    3,320,111
                                                                                   ------------
TOTAL INDONESIA.......................................................              526,992,030
                                                                                   ------------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd.......................................          --            4
   *Electra Real Estate, Ltd..........................................          --           --
   *Elron Electronic Industries, Ltd..................................           1            2
   *Feuchtwanger Investments, Ltd.....................................      10,500           32
   *Formula Systems (1985), Ltd.......................................          --           --
   *Formula Vision Technologies, Ltd..................................          --           --
   *Israel Steel Mills, Ltd...........................................      97,000          950
   *Kardan Israel, Ltd................................................          --           --
   *Knafaim Holdings, Ltd.............................................      69,033      202,420
   *Koor Industries, Ltd..............................................           1            6
   *Liberty Properties, Ltd...........................................       2,533       19,431
   *Mivtach Shamir Holdings, Ltd......................................      36,246      585,450
   *Naphtha Israel Petroleum Corp., Ltd...............................          --            1
                                                                                   ------------
TOTAL ISRAEL..........................................................                  808,296
                                                                                   ------------

                                     1525

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
MALAYSIA -- (3.4%)
   *Adventa Berhad....................................................     62,000 $    37,806
    Aeon Co. (M) Berhad...............................................     15,700      48,561
    Affin Holdings Berhad.............................................  9,611,900  11,177,947
    AirAsia Berhad....................................................  4,357,600   5,196,933
   *Alam Maritim Resources Berhad.....................................  4,010,300     657,831
    Alliance Financial Group Berhad................................... 15,345,200  20,773,854
    Amcorp Properties Berhad..........................................    335,567      53,324
    AMMB Holdings Berhad.............................................. 22,020,362  45,044,697
    Ann Joo Resources Berhad..........................................  2,857,200   1,493,288
    APM Automotive Holdings Berhad....................................  1,236,300   1,975,131
    Apollo Food Holdings Berhad.......................................     78,600      79,315
    Asas Dunia Berhad.................................................    252,800     125,314
   *AYS Ventures Berhad...............................................      7,954       1,271
    Bandar Raya Developments Berhad...................................  4,189,300   3,594,966
    Batu Kawan Berhad.................................................  2,242,250  13,366,582
    Berjaya Assets Berhad.............................................    171,900      49,631
    Berjaya Corp. Berhad.............................................. 31,612,180   7,354,143
   *Berjaya Land Berhad............................................... 13,220,000   3,543,136
    BIMB Holdings Berhad..............................................  4,700,400   4,562,938
   *BLD Plantation Berhad.............................................      6,600      17,830
    Bolton Berhad.....................................................  1,352,400     351,866
   *Boustead Heavy Industries Corp. Berhad............................     26,300      23,018
    Boustead Holdings Berhad..........................................  6,498,698  11,402,979
    Cahya Mata Sarawak Berhad.........................................  1,927,600   1,812,340
    CB Industrial Product Holding Berhad..............................    431,200     362,365
    Chemical Co. of Malaysia Berhad...................................    311,000     139,004
    Chin Teck Plantations Berhad......................................    304,700     879,368
    Coastal Contracts Berhad..........................................  2,547,400   1,530,404
    CSC Steel Holdings Berhad.........................................  2,469,800     944,971
    Cycle & Carriage Bintang Berhad...................................    241,300     232,822
   *Datuk Keramik Holdings Berhad.....................................    127,000          --
    Dijaya Corp. Berhad...............................................    882,800     327,015
    DRB-Hicom Berhad.................................................. 12,439,500  10,199,733
    Eastern & Oriental Berhad......................................... 12,825,215   6,243,639
   *ECM Libra Financial Group Berhad..................................  7,346,426   2,044,412
    Evergreen Fibreboard Berhad.......................................  3,603,526   1,000,059
   *Faber Group Berhad................................................  2,635,600   1,211,581
    Far East Holdings Berhad..........................................    403,800     966,505
   *Fountain View Development Berhad..................................  2,573,200          --
    Gamuda Berhad.....................................................  1,852,500   2,070,534
    Genting (Malaysia) Berhad.........................................  9,305,000   9,977,046
    Genting Plantations Berhad........................................    400,300   1,205,445
    Globetronics Technology Berhad....................................    429,500     198,575
    Glomac Berhad.....................................................  4,390,500   1,190,290
    Goldis Berhad.....................................................  3,042,225   1,990,138
   *Green Packet Berhad...............................................  1,037,400     158,796
    GuocoLand (Malaysia) Berhad.......................................  1,321,700     353,780
    Hap Seng Consolidated Berhad...................................... 12,821,600   7,062,857
    Hap Seng Plantations Holdings Berhad..............................  3,621,600   3,621,938
   *Hiap Teck Venture Berhad..........................................    183,300      32,354
   *Ho Wah Genting Berhad.............................................  2,210,200     270,195
    Hong Leong Financial Group Berhad.................................  2,103,151   8,340,325
    Hong Leong Industries Berhad......................................  1,225,800   1,537,413
   *Hubline Berhad....................................................  4,627,900     103,893
    Hunza Properties Berhad...........................................  1,033,300     488,097
    Hwang-DBS (Malaysia) Berhad.......................................    925,100     737,410
    IGB Corp. Berhad.................................................. 14,657,490  12,818,792
    IJM Corp. Berhad.................................................. 19,815,680  32,685,352
    IJM Land Berhad...................................................  5,105,900   4,075,614
    IJM Plantations Berhad............................................    514,200     591,557
   *Inch Kenneth Kajang Rubber Berhad.................................     70,900      13,225

                                     1526

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
MALAYSIA -- (Continued)
   *Insas Berhad......................................................  5,034,048 $   674,257
   *Integrax Berhad...................................................    936,300     429,717
   *Iris Corp. Berhad.................................................  4,420,400     238,984
   *Jaks Resources Berhad.............................................  6,197,900     918,618
    Jaya Tiasa Holdings Berhad........................................  1,315,112   3,550,028
    K & N Kenanga Holdings Berhad.....................................  3,187,800     663,933
   *Karambunai Corp. Berhad........................................... 19,239,800     794,755
    Keck Seng (Malaysia) Berhad.......................................  2,515,500   3,286,714
    Kian Joo Can Factory Berhad.......................................  4,355,280   3,607,164
   *KIG Glass Industrial Berhad.......................................    260,000       2,492
    Kim Loong Resources Berhad........................................    480,000     403,982
    Kinsteel Berhad...................................................  8,233,300   1,087,564
    KLCC Property Holdings Berhad.....................................  6,568,600  10,671,006
   *KNM Group Berhad.................................................. 14,497,525   2,903,123
   *Knusford Berhad...................................................     73,800      44,874
    KrisAssets Holdings Berhad........................................    250,377     677,611
    KSL Holdings Berhad...............................................    842,066     373,005
   *KUB (Malaysia) Berhad.............................................  6,366,600   1,063,449
    Kulim (Malaysia) Berhad...........................................  9,703,300  16,001,050
    Kumpulan Fima Berhad..............................................  2,178,600   1,609,272
    Kumpulan Perangsang Selangor Berhad...............................  1,741,700     555,377
    Kwantas Corp. Berhad..............................................    288,400     193,128
   *Land & General Berhad.............................................  2,695,300     394,082
   *Landmarks Berhad..................................................  4,118,808   1,326,443
    Latexx Partners Berhad............................................  1,188,900     666,194
   *LBS Bina Group Berhad.............................................    106,400      28,821
    Lingui Development Berhad.........................................  1,356,814     662,503
   *Lion Corp. Berhad.................................................  1,371,081     137,476
    Lion Diversified Holdings Berhad..................................  4,064,800     400,607
    Lion Forest Industries Berhad.....................................     93,600      42,571
    Lion Industries Corp. Berhad......................................  7,646,681   2,727,028
    Mah Sing Group Berhad.............................................  2,456,900   1,745,486
    Malayan Flour Mills Berhad........................................  1,144,350     549,691
    Malaysia Airports Holdings Berhad.................................    927,200   1,646,792
   *Malaysian Airlines System Berhad..................................  3,145,800   1,065,290
    Malaysian Bulk Carriers Berhad....................................  3,582,625   1,838,782
    Malaysian Pacific Industries Berhad...............................    925,275     829,296
    Malaysian Resources Corp. Berhad..................................  4,623,200   2,658,233
    MBM Resources Berhad..............................................  2,263,203   2,799,607
    Media Prima Berhad................................................    551,000     422,363
    Mega First Corp. Berhad...........................................  1,154,600     624,514
   *Metroplex Berhad..................................................    817,000          --
    MISC Berhad.......................................................  4,777,304   6,880,586
   *MK Land Holdings Berhad...........................................  9,637,500   1,271,806
    MKH Berhad........................................................  1,186,259     926,808
    MMC Corp. Berhad.................................................. 13,146,080  10,046,177
    MNRB Holdings Berhad..............................................  1,250,800   1,196,333
    Mudajaya Group Berhad.............................................  3,121,400   2,492,646
    Muhibbah Engineering Berhad.......................................  5,049,200   1,486,782
   *Mulpha International Berhad....................................... 31,821,100   4,305,900
    MWE Holdings Berhad...............................................    290,400     147,126
    Naim Holdings Berhad..............................................  1,901,800   1,071,680
    NCB Holdings Berhad...............................................  2,451,500   3,430,963
    Negri Sembilan Oil Palms Berhad...................................    167,600     324,561
    Oriental Holdings Berhad..........................................  3,717,279   8,930,962
    Oriental Interest Berhad..........................................    139,100      59,560
    OSK Holdings Berhad...............................................  7,069,371   3,243,826
   *OSK Ventures International Berhad.................................    362,297      46,017
    P.I.E. Industrial Berhad..........................................    323,600     445,615
    Pacific & Orient Berhad...........................................    283,730     104,760
    Panasonic Manufacturing (Malaysia) Berhad.........................    383,380   2,864,861

                                     1527

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
MALAYSIA -- (Continued)
   *Paracorp Berhad...................................................    252,000 $       805
    Paramount Corp. Berhad............................................  1,032,300     529,938
    PBA Holdings Berhad...............................................  1,502,500     440,708
    Pelikan International Corp. Berhad................................  4,130,320   1,039,009
   *Perdana Petroleum Berhad..........................................  2,562,900     557,392
   *Perisai Petroleum Teknologi Berhad................................    824,300     234,659
   *Permaju Industries Berhad.........................................    778,900     121,841
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad.................      6,800       7,166
   *Perwaja Holdings Berhad...........................................     21,900       4,542
    Pharmaniaga Berhad................................................     92,667     280,710
    PJ Development Holdings Berhad....................................  3,130,600     809,596
   *POS (Malaysia) Berhad.............................................  3,638,617   3,372,534
    PPB Group Berhad..................................................  7,319,666  35,506,653
    Press Metal Berhad................................................  2,688,881   1,541,727
   *Prime Utilities Berhad............................................     39,000       1,122
    Protasco Berhad...................................................    282,200      81,501
    QSR Brands Berhad.................................................     56,800     118,015
    RCE Capital Berhad................................................  3,627,000     549,252
    RHB Capital Berhad................................................  9,727,332  22,843,453
    Salcon Berhad.....................................................    416,700      65,052
    Sarawak Oil Palms Berhad..........................................    596,220   1,310,536
    Sarawak Plantation Berhad.........................................     60,600      55,095
    Scientex Berhad...................................................    952,148     727,318
   *Scomi Group Berhad................................................ 16,408,400   1,124,279
   *Scomi Marine Berhad...............................................     15,700       2,679
    Selangor Dredging Berhad..........................................  1,312,700     328,532
    Selangor Properties Berhad........................................     59,800      64,227
    Shangri-La Hotels (Malaysia) Berhad...............................    757,000     839,447
    Shell Refining Co. Federation of Malaysia Berhad..................    238,600     697,892
    SHL Consolidated Berhad...........................................  1,008,700     408,285
   *Sino Hua-An International Berhad..................................  3,861,100     228,338
    Subur Tiasa Holdings Berhad.......................................    507,130     394,789
   *Sunway Berhad.....................................................  8,362,945   6,023,580
    Supermax Corp. Berhad.............................................  6,526,800   4,552,095
    Suria Capital Holdings Berhad.....................................    694,100     344,603
    Ta Ann Holdings Berhad............................................    509,422     760,807
    TA Enterprise Berhad.............................................. 18,041,000   3,078,589
    TA Global Berhad..................................................  9,752,180     870,914
    TAHPS Group Berhad................................................     27,000      43,217
    Tan Chong Motor Holdings Berhad...................................  4,699,300   6,657,883
    TDM Berhad........................................................  1,942,600   2,770,071
   *Tebrau Teguh Berhad............................................... 10,261,566   2,487,580
   *TH Heavy Engineering Berhad.......................................  6,144,900     897,514
    TH Plantations Berhad.............................................     39,200      31,565
   *Time Dotcom Berhad................................................  5,353,780   5,928,187
    Tiong Nam Transport Holdings Berhad...............................     67,200      27,662
    Tradewinds (Malaysia) Berhad......................................  1,948,000   5,222,196
    Tradewinds Corp. Berhad...........................................  5,394,700   1,359,809
    Tradewinds Plantation Berhad......................................    396,000     606,786
   *Trinity Corp. Berhad.............................................. 15,950,050     279,880
    TSH Resources Berhad..............................................    852,800     707,468
   *UEM Land Holdings Berhad..........................................  1,918,445   1,213,828
    UMW Holdings Berhad...............................................  1,894,186   5,712,519
    Unico-Desa Plantations Berhad.....................................  4,258,528   1,699,565
    Unisem (Malaysia) Berhad..........................................  8,091,800   3,317,461
    United Malacca Berhad.............................................    937,800   2,274,942
    United Plantations Berhad.........................................    603,200   5,002,739
    VS Industry Berhad................................................  1,337,193     676,038
    Wah Seong Corp. Berhad............................................  3,517,011   2,099,713
    WCT Berhad........................................................  6,354,300   5,118,655
    Wing Tai (Malaysia) Berhad........................................  1,868,800   1,079,513

                                     1528

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
MALAYSIA -- (Continued)
    WTK Holdings Berhad...............................................  4,734,450 $  1,807,431
    Yeo Hiap Seng (Malaysia) Berhad...................................    354,220      386,550
    YNH Property Berhad...............................................  5,291,959    3,176,810
    YTL Corp. Berhad.................................................. 60,382,883   35,751,112
   *YTL Land & Development Berhad.....................................  1,669,200      599,705
   *Zelan Berhad......................................................  5,049,100      604,383
                                                                                  ------------
TOTAL MALAYSIA........................................................             555,401,518
                                                                                  ------------
MEXICO -- (6.4%)
   #Alfa S.A.B. de C.V. Series A......................................  5,139,702   82,140,156
   *Alsea S.A.B. de C.V...............................................  2,404,030    3,313,597
    Arca Continental S.A.B. de C.V....................................  4,696,529   29,506,711
  #*Axtel S.A.B. de C.V...............................................  8,940,907    1,364,819
   #Bolsa Mexicana de Valores S.A. de C.V.............................  3,264,525    6,210,662
  #*Cemex S.A.B. de C.V. Sponsored ADR................................ 16,022,635  111,517,541
   #Cia Minera Autlan S.A.B. de C.V. Series B.........................  1,078,920    1,200,738
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................    185,767   20,655,433
  #*Consorcio ARA S.A.B. de C.V. Series *............................. 11,814,074    3,153,736
   #Controladora Comercial Mexicana S.A.B. de C.V. Series B...........  4,941,405   11,295,914
    Corp Actinver S.A.B. de C.V.......................................      3,700        3,019
   *Corporacion GEO S.A.B. de C.V. Series B...........................  9,461,653    9,946,528
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.  1,561,186      774,811
  #*Desarrolladora Homex S.A.B. de C.V................................  3,619,653    7,158,467
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........................    115,455    1,369,296
   *Dine S.A.B. de C.V................................................  1,028,367      325,557
    El Puerto de Liverpool S.A.B. de C.V. Series 1....................     19,600      163,597
    El Puerto de Liverpool S.A.B. de C.V. Series C-1..................    235,493    1,859,011
   *Empaques Ponderosa S.A. de C.V. Series B..........................     90,000        6,091
   *Empresas ICA S.A.B. de C.V........................................  6,703,623   11,241,177
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........................  1,118,155    7,480,457
   *Financiera Independencia S.A.B. de C.V............................     14,576        5,119
   #Fomento Economico Mexicano S.A.B. de C.V..........................  2,311,921   19,731,777
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...........  2,490,634  212,749,956
   *Gruma S.A.B. de C.V. ADR..........................................     15,222      159,070
  #*Gruma S.A.B. de C.V. Series B.....................................  3,607,804    9,443,746
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V................    865,088    1,821,443
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR...........     46,146      775,253
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............    636,889   25,067,951
   *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........  1,268,733    4,980,100
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................    271,607   24,202,900
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B...........  1,203,482   10,768,306
    Grupo Bimbo S.A.B. de C.V. Series A...............................    187,300      466,190
    Grupo Carso S.A.B. de C.V. Series A-1............................. 10,574,593   36,569,954
   *Grupo Cementos de Chihuahua S.A.B. de C.V.........................  2,799,892    8,842,762
    Grupo Comercial Chedraui S.A. de C.V..............................  1,382,379    3,635,131
  #*Grupo Famsa S.A.B. de C.V. Series A...............................  2,915,838    3,440,200
    Grupo Financiero Banorte S.A.B. de C.V. Series O.................. 22,310,546  119,785,915
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.................. 16,767,514   44,130,014
    Grupo Gigante S.A.B. de C.V. Series*..............................    471,076      885,581
   *Grupo Industrial Maseca S.A.B. de C.V. Series B...................  2,724,300    3,124,080
    Grupo Industrial Saltillo S.A.B. de C.V...........................  1,332,369    1,527,388
    Grupo Kuo S.A.B. de C.V. Series B.................................  2,056,267    4,086,712
    Grupo Mexico S.A.B. de C.V. Series B.............................. 26,180,390   73,628,348
   *Grupo Posadas S.A.B. de C.V. Series L.............................    356,000      420,823
   *Grupo Qumma S.A. de C.V. Series B.................................      5,301           72
   *Grupo Simec S.A. de C.V. Series B.................................  1,702,637    5,525,872
  #*Grupo Simec S.A. de C.V. Sponsored ADR............................     19,072      186,906
   #Industrias Bachoco S.A.B. de C.V. Series B........................    923,550    1,760,499
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...................        306        7,038
   *Industrias CH S.A.B. de C.V. Series B.............................  3,336,823   16,718,616
   *Inmuebles Carso S.A.B. de C.V. Series B-1......................... 10,258,893    7,830,038

                                     1529

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
MEXICO -- (Continued)
    Medica Sur S.A.B. de C.V. Series B................................       1,000 $        1,869
   *Megacable Holdings S.A.B. de C.V..................................      84,894        182,575
   *Minera Frisco S.A.B. de C.V. Series A-1...........................   9,710,639     38,423,418
   *OHL Mexico S.A.B. de C.V..........................................   1,763,432      2,678,597
  #*Organizacion Soriana S.A.B. de C.V. Series B......................  14,981,589     44,837,180
    Qualitas Cia de Seguros S.A. de C.V...............................   2,054,000      2,339,971
  #*Sare Holding S.A.B. de C.V........................................   1,159,700        105,518
   *Savia S.A. de C.V. Series A.......................................   3,457,285        207,980
    TV Azteca S.A.B. de C.V...........................................   1,778,536      1,180,921
   *Urbi Desarrollos Urbanos S.A.B. de C.V............................   9,102,158      5,379,777
   *Vitro S.A.B. de C.V. Series A.....................................   1,546,127      1,861,375
                                                                                   --------------
TOTAL MEXICO..........................................................              1,050,164,259
                                                                                   --------------
PHILIPPINES -- (1.1%)
    A. Soriano Corp...................................................  20,195,000      2,266,442
    Alliance Global Group, Inc........................................  32,677,906      9,100,590
    Alsons Consolidated Resources, Inc................................  17,757,000        603,975
   *Atlas Consolidated Mining & Development Corp......................     815,800        339,657
    Ayala Corp. Series A..............................................      97,030      1,008,126
    BDO Unibank, Inc..................................................  10,240,265     15,760,626
    Cebu Holdings, Inc................................................   6,655,750        911,976
    China Banking Corp................................................      27,359        312,638
    DMCI Holdings, Inc................................................   3,825,710      5,349,780
   *Empire East Land Holdings, Inc....................................  41,651,000        885,216
   *Export & Industry Bank, Inc. Class A..............................      14,950             93
    Filinvest Development Corp........................................      60,000          6,172
    Filinvest Land, Inc............................................... 185,544,031      6,038,023
   *Filipina Water Bottling Corp......................................   5,471,786             --
    First Philippines Holdings Corp...................................   4,465,530      8,272,540
   *Global Estate Resorts, Inc........................................   8,587,000        420,436
   *JG Summit Holdings, Inc...........................................   1,658,000      1,340,498
    Lopez Holdings Corp...............................................  28,449,500      3,951,361
    Macroasia Corp....................................................   1,418,000         97,597
    Megaworld Corp.................................................... 201,087,600     10,834,513
    Metro Bank & Trust Co.............................................   9,336,217     22,302,153
   *Mondragon International Philippines, Inc..........................   2,464,000             --
   *Philippine National Bank..........................................   4,253,308      7,615,009
   *Philippine National Construction Corp.............................     398,900         46,823
   *Philippine Realty & Holdings Corp.................................   4,712,000         52,498
    Philippine Savings Bank...........................................   1,232,313      2,538,837
   *Philippine Townships, Inc.........................................     226,200         25,738
   *Philtown Properties, Inc..........................................       6,701             --
    Phinma Corp.......................................................   2,550,498        629,810
   *Prime Orion Philippines, Inc......................................   9,430,000        103,707
   *RFM Corp..........................................................     516,000         41,305
    Rizal Commercial Banking Corp.....................................   4,707,948      5,004,731
   *Robinson's Land Corp. Series B....................................  29,013,450     13,499,371
    San Miguel Corp...................................................   5,622,396     14,984,952
   *Security Bank Corp................................................   1,846,332      6,232,208
    Shang Properties, Inc.............................................     614,285         38,216
    SM Development Corp...............................................  53,432,694      7,919,024
   *Solid Group, Inc..................................................   8,644,000        325,964
    Union Bank of Philippines.........................................   2,665,614      6,393,136
    Universal Robina Corp.............................................  13,250,295     18,606,403
    Vista Land & Lifescapes, Inc......................................  54,460,868      5,723,276
                                                                                   --------------
TOTAL PHILIPPINES.....................................................                179,583,420
                                                                                   --------------
POLAND -- (1.3%)
    Agora SA..........................................................     672,784      1,626,289
   *Amica Wronki SA...................................................         631          8,351
    Asseco Poland SA..................................................   1,011,173     13,734,536

                                     1530

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
POLAND -- (Continued)
    ATM SA............................................................      9,205 $     21,731
   *ATM Systemy Informatyczne SA......................................      9,205        3,857
   *Bank Millennium SA................................................  6,694,382    6,979,597
   *Bioton SA......................................................... 42,632,004      750,991
   *Ciech SA..........................................................    607,329    2,895,186
   *ComArch SA........................................................      3,061       58,445
    Debica SA.........................................................    111,346    1,779,875
    Dom Development SA................................................     42,315      329,350
   *Dom Maklerski IDM SA..............................................  2,163,902      238,786
    Emperia Holding SA................................................     36,432      446,492
    Enea SA...........................................................  1,365,928    6,354,031
   *Farmacol SA.......................................................      5,526       35,746
   *Getin Holding SA..................................................  3,476,409    1,710,952
   *Getin Noble Bank SA...............................................  4,515,878    2,151,457
    Grupa Kety SA.....................................................    126,858    4,581,753
   *Grupa Lotos SA....................................................  1,217,076    9,500,213
   *Impexmetal SA.....................................................  5,864,978    6,082,625
    Koelner SA........................................................    133,100      405,814
   *Kopex SA..........................................................    530,842    2,742,478
   *Kredyt Bank SA....................................................    619,815    2,659,985
   *LC Corp. SA.......................................................  1,798,181      670,209
   *MNI SA............................................................     78,700       40,194
   *Mostostal Warszawa SA.............................................      2,972       12,446
   *Netia SA..........................................................  3,562,571    6,337,622
   *Orbis SA..........................................................    541,449    5,808,186
    Pelion SA.........................................................     10,420       89,672
   *Petrolinvest SA...................................................  1,183,087      384,334
    PGE SA............................................................  9,337,794   51,939,170
    Polimex-Mostostal SA.............................................. 10,512,907    2,038,133
    Polnord SA........................................................    110,417      424,776
   *Polski Koncern Miesny Duda SA.....................................    951,758      105,037
   *Polski Koncern Naftowy Orlen SA...................................  5,373,757   57,417,712
   *Rovese SA.........................................................    224,341      136,045
   *Sygnity SA........................................................    206,622      944,161
    Synthos SA........................................................  8,653,498   13,695,906
    Tauron Polska Energia SA..........................................  7,212,410    9,909,508
   *Trakcja-Tiltra SA.................................................     33,893        6,674
    Zaklady Azotowe Pulawy SA.........................................     45,643    1,526,605
   *Zaklady Chemiczne Police SA.......................................      5,277       17,855
                                                                                  ------------
TOTAL POLAND..........................................................             216,602,785
                                                                                  ------------
RUSSIA -- (4.6%)
   *AFI Development P.L.C. GDR........................................    156,273       66,225
   *Federal Hydrogenerating Co. ADR...................................  5,423,114   13,233,057
   *Gazprom OAO Sponsored ADR......................................... 64,778,771  595,602,301
   *Lukoil OAO Sponsored ADR..........................................  1,899,793  106,807,753
   *Magnitogorsk Iron & Steel Works Sponsored GDR.....................  1,408,015    5,220,728
   #Mechel Sponsored ADR..............................................    232,750    1,508,220
   *Surgutneftegas OAO Sponsored ADR..................................  3,904,589   32,552,711
                                                                                  ------------
TOTAL RUSSIA..........................................................             754,990,995
                                                                                  ------------
SOUTH AFRICA -- (7.9%)
    ABSA Group, Ltd...................................................  5,068,182   82,766,867
    Adcorp Holdings, Ltd..............................................    506,290    1,645,745
    AECI, Ltd.........................................................  1,453,010   14,048,075
    Afgri, Ltd........................................................  4,724,159    3,166,933
    African Bank Investments, Ltd.....................................  3,826,344   16,953,940
    African Rainbow Minerals, Ltd.....................................  1,535,873   28,832,456
    Allied Electronics Corp., Ltd.....................................    560,722    1,593,699
    ArcelorMittal South Africa, Ltd...................................  2,505,685   13,599,905
    Argent Industrial, Ltd............................................  1,278,773      958,462

                                     1531

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SOUTH AFRICA -- (Continued)
    Aveng, Ltd........................................................  6,528,433 $ 27,382,100
    AVI, Ltd..........................................................  2,446,352   17,451,491
    Avusa, Ltd........................................................    473,355    1,342,676
    Barloworld, Ltd...................................................  3,830,751   38,320,192
   *Basil Read Holdings, Ltd..........................................    378,430      527,406
   *Bell Equipment, Ltd...............................................    416,814    1,080,137
    Blue Label Telecoms, Ltd..........................................  2,978,593    1,979,853
   *Brait SE..........................................................  1,661,613    5,686,419
    Business Connexion Group, Ltd.....................................  1,499,728      843,990
   *Business Connexion Group, Ltd. Series A...........................     65,506        5,460
    Cadiz Holdings, Ltd...............................................      6,673        1,457
    Capitec Bank Holdings, Ltd........................................     10,278      270,502
    Caxton & CTP Publishers & Printers, Ltd...........................  3,018,326    5,672,597
    Cipla Medpro South Africa, Ltd....................................  6,059,114    5,917,004
   *Clover Industries, Ltd............................................     19,668       32,919
   *Consolidated Infrastructure Group, Ltd............................     51,564       77,740
   *Corpgro, Ltd......................................................    579,166           --
    Datacentrix Holdings, Ltd.........................................    188,927      112,115
    DataTec, Ltd......................................................  2,803,146   15,684,060
    Delta EMD, Ltd....................................................    227,884      174,477
    Distell Group, Ltd................................................    347,516    3,937,994
   *Distribution & Warehousing Network, Ltd...........................    250,120      193,567
    DRDGOLD, Ltd......................................................  5,484,037    3,354,887
    ElementOne, Ltd...................................................    391,810      460,553
    Eqstra Holdings, Ltd..............................................  2,001,829    1,714,230
  #*Evraz Highveld Steel & Vanadium, Ltd..............................    169,665      471,659
    FirstRand, Ltd....................................................  3,175,570   10,683,108
   *Gijima Group, Ltd.................................................    396,488       22,500
    Gold Fields, Ltd..................................................    515,937    6,607,051
    Gold Fields, Ltd. Sponsored ADR................................... 10,473,180  135,104,022
    Grindrod, Ltd.....................................................  6,669,359   10,450,083
    Group Five, Ltd...................................................  1,165,849    3,200,348
    Harmony Gold Mining Co., Ltd......................................  2,956,676   29,379,446
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................  3,033,269   29,786,702
    Hudaco Industries, Ltd............................................     67,169      872,972
   *Hulamin, Ltd......................................................  1,390,917      769,476
    Iliad Africa, Ltd.................................................    179,921      113,176
    Illovo Sugar, Ltd.................................................    595,796    2,073,970
    Impala Platinum Holdings, Ltd.....................................  1,683,235   26,312,513
    Imperial Holdings, Ltd............................................  1,316,365   29,714,957
   #Investec, Ltd.....................................................  3,602,746   21,342,469
   *JCI, Ltd.......................................................... 10,677,339           --
    JD Group, Ltd.....................................................  2,273,555   12,102,010
    Lewis Group, Ltd..................................................  1,593,305   13,593,840
    Liberty Holdings, Ltd.............................................  1,523,202   17,175,884
    Mediclinic International, Ltd.....................................  2,502,488   12,060,913
   *Merafe Resources, Ltd............................................. 21,352,556    2,087,847
    Metair Investments, Ltd...........................................  1,555,513    4,730,742
    MMI Holdings, Ltd................................................. 13,192,464   29,667,495
    Mondi, Ltd........................................................  1,697,932   14,443,070
    Mpact, Ltd........................................................  1,992,090    4,123,294
   *Murray & Roberts Holdings, Ltd....................................    736,656    2,061,527
    Mustek, Ltd.......................................................     77,782       56,307
   *Mvelaphanda Group, Ltd............................................  4,416,916    1,759,783
    Mvelaserve, Ltd...................................................  1,059,863    1,263,101
    Nampak, Ltd.......................................................  3,925,223   12,279,607
    Nedbank Group, Ltd................................................  3,130,762   69,500,473
   #Northam Platinum, Ltd.............................................  2,487,725    7,677,522
    Omnia Holdings, Ltd...............................................    727,952    9,861,291
    Palabora Mining Co., Ltd..........................................    172,009    1,926,528
    Peregrine Holdings, Ltd...........................................  1,473,261    1,978,612

                                     1532

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES        VALUE++
                                                                           ------        -------
SOUTH AFRICA -- (Continued)
    Petmin, Ltd.......................................................  1,061,723 $      337,567
    PSG Group, Ltd....................................................    669,810      5,500,826
   *Randgold & Exploration Co., Ltd...................................    256,811         76,827
   #Raubex Group, Ltd.................................................    909,536      1,486,898
   *Royal Bafokeng Platinum, Ltd......................................     59,522        338,438
    Sanlam, Ltd....................................................... 28,905,406    124,791,005
  #*Sappi, Ltd........................................................  7,282,238     21,805,277
   *Sappi, Ltd. Sponsored ADR.........................................    803,111      2,353,115
   #Sasol, Ltd. Sponsored ADR.........................................    704,259     29,219,706
   *Sentula Mining, Ltd...............................................  2,156,745        472,307
    Standard Bank Group, Ltd.......................................... 14,083,186    193,491,497
    Stefanutti Stocks Holdings, Ltd...................................    358,335        444,577
  #*Steinhoff International Holdings, Ltd............................. 18,645,202     55,247,283
   *Super Group, Ltd..................................................  3,119,103      6,040,001
    Telkom South Africa, Ltd..........................................  3,776,475      8,115,634
    Tongaat-Hulett, Ltd...............................................    350,322      5,772,692
    Trencor, Ltd......................................................  1,049,094      6,436,747
    Value Group, Ltd..................................................    976,777        643,821
   *Village Main Reef, Ltd............................................  2,427,724        427,962
   *Wesizwe Platinum, Ltd.............................................      9,762            681
    Zeder Investments, Ltd............................................  1,314,042        440,237
                                                                                  --------------
TOTAL SOUTH AFRICA....................................................             1,284,487,304
                                                                                  --------------
SOUTH KOREA -- (14.1%)
   #Aekyung Petrochemical Co., Ltd....................................     58,354      1,512,692
   *Amorepacific Group................................................     35,925     11,659,647
    Asia Cement Co., Ltd..............................................     36,168      1,435,892
    Asia Paper Manufacturing Co., Ltd.................................     27,000        265,457
  #*AUK Corp..........................................................    633,480      1,144,215
    Binggrae Co., Ltd.................................................     11,984        938,547
    Bookook Securities Co., Ltd.......................................     28,655        456,263
   #Boryung Pharmaceutical Co., Ltd...................................     71,324        867,965
   *BS Financial Group, Inc...........................................  1,606,361     16,811,031
    BYC Co., Ltd......................................................        810        116,792
   *Byucksan Corp.....................................................    131,640        357,571
   *Chin Hung International, Inc......................................    388,374        344,611
   #China Ocean Resources Co., Ltd....................................    272,190      1,048,894
   #Chong Kun Dang Pharmaceutical Corp................................    135,010      2,487,650
    Chosun Refractories Co., Ltd......................................      9,371        498,456
   *Chungho Comnet Co., Ltd...........................................      2,500          8,010
    CJ Cheiljedang Corp...............................................     25,022      6,118,724
  #*CJ Corp...........................................................    238,449     15,380,122
  #*CJ Korea Express Corp.............................................     99,247      7,411,816
  #*Cosmochemical Co., Ltd............................................    157,200      1,477,267
    Crown Confectionery Co., Ltd......................................      2,752        434,570
   #Dae Dong Industrial Co., Ltd......................................    141,640        666,875
   #Dae Han Flour Mills Co., Ltd......................................     14,607      1,365,488
   #Dae Won Kang Up Co., Ltd..........................................    322,056      1,598,164
  #*Daechang Co., Ltd.................................................    761,760        738,925
    Daeduck Electronics Co., Ltd......................................     10,730        100,656
   #Daeduck GDS Co., Ltd..............................................    281,480      3,438,699
    Daegu Department Store Co., Ltd...................................    112,341      1,438,910
   #Daehan Steel Co., Ltd.............................................    142,010        918,702
    Daehan Synthetic Fiber Co., Ltd...................................      4,913        229,813
    Daekyo Co., Ltd...................................................    530,590      2,658,515
    Daelim Industrial Co., Ltd........................................    418,487     32,081,627
    Daelim Trading Co., Ltd...........................................     29,824        105,685
    Daesang Corp......................................................    351,992      4,378,225
   #Daesang Holdings Co., Ltd.........................................    136,816        473,249
    Daesung Group Partners Co., Ltd...................................      4,727        151,647
    Daesung Holdings Co., Ltd.........................................     64,580        359,167

                                     1533

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SOUTH KOREA -- (Continued)
  #*Daesung Industrial Co., Ltd.......................................    11,584 $   167,886
   *Daewoo Engineering & Construction Co., Ltd........................ 1,079,210   8,074,249
    Daewoo Securities Co., Ltd........................................ 2,475,482  22,911,333
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   170,872   3,731,584
    Daewoong Co., Ltd.................................................    16,100     229,037
   *Daewoong Pharmaceutical Co., Ltd..................................    16,090     348,982
    Dahaam E-Tec Co., Ltd.............................................     8,915     132,952
   #Daishin Securities Co., Ltd.......................................   613,405   4,432,971
   #Daou Technology, Inc..............................................   347,338   3,437,365
    DGB Financial Group, Inc.......................................... 1,230,702  13,978,772
   #Digital Power Communications Co., Ltd.............................    62,160     102,103
    Dong Ah Tire & Rubber Co., Ltd....................................    81,994     858,972
   #Dong IL Rubber Belt Co., Ltd......................................   242,859   1,516,714
  #*Dong Yang Gang Chul Co., Ltd......................................   291,430     579,996
   *Dong-Ah Geological Engineering Co., Ltd...........................    23,240     187,563
    Dongbang Agro Co., Ltd............................................    53,610     312,537
   #Dongbang Transport Logistics Co., Ltd.............................   243,250   1,170,184
   *Dongbu Corp.......................................................    60,900     178,578
  #*Dongbu HiTek Co., Ltd.............................................   360,004   2,116,641
    Dongbu Securities Co., Ltd........................................   348,586   1,046,385
  #*Dongbu Steel Co., Ltd.............................................   365,764   1,319,653
    Dong-Il Corp......................................................    19,098     737,440
   #Dongil Industries Co., Ltd........................................    18,961     751,138
   #Dongkuk Steel Mill Co., Ltd.......................................   693,279   8,997,857
   *Dongsung Holdings Co., Ltd........................................   151,370     614,189
   #Dongwha Pharm Co., Ltd............................................   227,330   1,107,188
   #Dongwon F&B Co., Ltd..............................................    18,945   1,012,047
   *Dongwon Systems Corp..............................................   141,740     118,957
   #Doosan Corp.......................................................    77,961   9,070,314
  #*Doosan Engineering & Construction Co., Ltd........................   460,780   1,092,158
    Doosan Heavy Industries & Construction Co., Ltd...................    15,240     812,079
   *Eagon Industrial Co., Ltd.........................................    14,490      60,159
   *Eugene Investment & Securities Co., Ltd...........................   746,839   1,642,297
    F&F Co., Ltd......................................................     3,110      16,908
   #Fursys, Inc.......................................................    31,943     800,844
   #Gaon Cable Co., Ltd...............................................     9,717     165,588
    Global & Yuasa Battery Co., Ltd...................................    64,550   2,750,002
   #Green Cross Holdings Corp.........................................    61,960     786,080
   #GS Engineering & Construction Corp................................   178,589  10,874,840
    GS Holdings Corp..................................................   736,970  37,053,977
    Gwangju Shinsegae Co., Ltd........................................     5,985   1,156,743
   #Halla Engineering & Construction Corp.............................   242,581   2,033,396
   #Han Kuk Carbon Co., Ltd...........................................   301,200   1,365,412
    Hana Financial Group, Inc......................................... 3,069,704  97,219,565
    Handok Pharmaceuticals Co., Ltd...................................    21,320     198,784
   #Handsome Co., Ltd.................................................   214,790   4,227,266
    Hanil Cement Co., Ltd.............................................    52,035   1,383,579
  #*Hanjin Heavy Industries & Construction Co., Ltd...................   518,752   5,468,774
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd..........   181,040   1,071,935
  #*Hanjin Shipping Co., Ltd.......................................... 1,344,240  16,969,175
  #*Hanjin Shipping Holdings Co., Ltd.................................   143,734     642,116
   #Hanjin Transportation Co., Ltd....................................   127,710   2,037,730
   *Hankook Cosmetics Manufacturing Co., Ltd..........................    13,409      65,558
    Hankuk Glass Industries, Inc......................................    29,050     578,528
   #Hankuk Paper Manufacturing Co., Ltd...............................    31,270     524,199
   *Hanmi Science Co., Ltd............................................    38,090     115,466
    Hanmi Semiconductor Co., Ltd......................................   157,920     778,620
    Hansae Yes24 Holdings Co., Ltd....................................    22,980     109,223
    Hanshin Construction Co., Ltd.....................................    23,780     154,758
    Hansol Chemical Co., Ltd..........................................    45,327     782,476
   #Hansol CSN Co., Ltd...............................................   596,070   1,105,105

                                     1534

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
SOUTH KOREA -- (Continued)
    Hansol Paper Co., Ltd.............................................   590,094 $ 4,691,765
    Hanssem Co., Ltd..................................................     1,210      17,951
  #*Hanwha Chemical Corp.............................................. 1,356,805  24,822,274
    Hanwha Corp.......................................................   594,563  15,073,948
   *Hanwha General Insurance Co., Ltd.................................    79,783     403,135
   #Hanwha Securities Co., Ltd........................................   935,001   3,110,504
   #Hanwha Timeworld Co., Ltd.........................................    12,290     201,700
    Hanyang Securities Co., Ltd.......................................    90,530     501,707
  #*Heung-A Shipping Co., Ltd.........................................   254,220     171,728
    Hite Jinro Co., Ltd...............................................    95,203   2,014,271
   #Hite Jinro Holdings Co., Ltd......................................    83,821     676,235
    HMC Investment Securities Co., Ltd................................   239,025   2,550,199
   #HS R&A Co., Ltd...................................................    37,336     374,496
   #Husteel Co., Ltd..................................................    54,010   1,073,566
   *Hwa Sung Industrial Co., Ltd......................................    10,860      34,116
   #Hwacheon Machine Tool Co., Ltd....................................    14,227     535,268
    Hyosung Corp......................................................   370,458  17,412,315
  #*Hyundai BNG Steel Co., Ltd........................................   142,590   1,188,754
   #Hyundai Development Co............................................   904,704  16,189,966
    Hyundai Greenfood Co., Ltd........................................    11,010     153,617
    Hyundai Heavy Industries Co., Ltd.................................    36,899   7,818,796
   *Hyundai Merchant Marine Co., Ltd..................................    10,494     230,425
   #Hyundai Mipo Dockyard Co., Ltd....................................    99,994  10,356,878
    Hyundai Motor Co., Ltd............................................   282,473  58,682,313
    Hyundai Securities Co., Ltd....................................... 1,925,208  14,230,919
   #Hyundai Steel Co.................................................. 1,031,183  75,808,746
   #Il Dong Pharmaceutical Co., Ltd...................................   130,570     777,208
   #Iljin Electric Co., Ltd...........................................   315,890   1,219,962
    Iljin Holdings Co., Ltd...........................................    31,689      45,942
   #Ilshin Spinning Co., Ltd..........................................    15,565     995,697
   #Ilsung Pharmaceutical Co., Ltd....................................     9,407     634,850
    Industrial Bank of Korea, Ltd..................................... 2,483,220  26,748,097
    InziControls Co., Ltd.............................................    19,470     119,119
   #IS Dongseo Co., Ltd...............................................    78,025     699,235
   #ISU Chemical Co., Ltd.............................................   159,620   2,918,865
    IsuPetasys Co., Ltd...............................................   214,471     872,603
    Jahwa Electronics Co., Ltd........................................   101,090   1,027,424
   #Jeil Pharmaceutical Co............................................    70,900   1,304,281
    Jeonbuk Bank, Ltd.................................................   699,483   2,747,488
   *Jinheung Savings Bank.............................................   142,030      88,581
   #JW Pharmaceutical Corp............................................   123,163   1,330,753
    KB Financial Group, Inc........................................... 2,842,913  89,529,625
   #KB Financial Group, Inc. ADR...................................... 3,186,196  99,823,521
   #KC Tech Co., Ltd..................................................   274,792     972,839
    KCC Corp..........................................................    64,340  16,091,513
   #Keangnam Enterprises, Ltd.........................................   144,590     849,284
  #*KEC Corp..........................................................   263,000     161,982
   #Keyang Electric Machinery Co., Ltd................................   393,920     898,559
   #KG Chemical Corp..................................................    47,243     323,762
   #KISCO Corp........................................................    56,021   1,385,166
   #KISCO Holdings Co., Ltd...........................................    11,673     353,095
   #Kishin Corp.......................................................   113,945     478,240
   #KISWIRE, Ltd......................................................    69,836   2,014,779
    Kolon Corp........................................................    64,705   1,250,084
    Kolon Global Corp.................................................   252,680     940,775
    Kolon Industries, Inc.............................................   154,054   9,027,658
    Korea Airport Service Co., Ltd....................................    18,320     422,987
    Korea Cast Iron Pipe Industries Co., Ltd..........................    46,378     129,768
   *Korea Development Co., Ltd........................................     6,440       9,299
   #Korea Electric Terminal Co., Ltd..................................    89,230   1,698,768
   *Korea Exchange Bank............................................... 4,056,926  29,951,588

                                     1535

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH KOREA -- (Continued)
   #Korea Flange Co., Ltd.............................................    58,560 $    617,759
    Korea Investment Holdings Co., Ltd................................   524,156   15,899,903
    Korea Life Insurance Co., Ltd..................................... 1,263,695    7,256,865
  #*Korea Line Corp...................................................    22,148      100,158
   #Korea Petrochemical Industrial Co., Ltd...........................    33,024    1,963,113
    Korea United Pharm, Inc...........................................    93,970      477,708
   *Korean Air Co., Ltd...............................................    68,060    2,887,657
    KPX Chemical Co., Ltd.............................................    12,667      502,437
   *KTB Investment & Securities Co., Ltd..............................   872,160    1,430,267
   #Kukdo Chemical Co., Ltd...........................................    46,858    1,840,844
   #Kumho Electric Co., Ltd...........................................    52,624      894,913
   *Kumho Investment Bank.............................................   574,760      193,656
   #Kunsul Chemical Industrial Co., Ltd...............................    25,470      336,761
   #Kwang Dong Pharmaceutical Co., Ltd................................   627,670    2,297,660
   #Kyeryong Construction Industrial Co., Ltd.........................    58,970      491,636
    Kyobo Securities Co., Ltd.........................................   272,242    1,129,932
    Kyung Dong Navien Co., Ltd........................................    16,050       95,937
    Kyung Nong Corp...................................................    26,720       71,087
  #*Kyungbang Co., Ltd................................................     7,656      617,712
   #Kyung-In Synthetic Corp...........................................   184,400      456,347
    LG Corp...........................................................   756,348   38,781,502
  #*LG Display Co., Ltd............................................... 1,309,420   27,971,511
  #*LG Display Co., Ltd. ADR.......................................... 3,996,524   42,722,842
   #LG Electronics, Inc............................................... 1,483,761   81,114,519
   #LG Hausys, Ltd....................................................    85,498    4,578,401
  #*LG Innotek Co., Ltd...............................................    94,550    7,318,050
    LG Uplus Corp..................................................... 3,789,011   21,987,194
   #Livart Furniture Co., Ltd.........................................    19,740      104,328
    Lotte Chilsung Beverage Co., Ltd..................................     9,880   11,396,146
   *Lotte Confectionary Co., Ltd......................................     9,269   12,888,618
    Lotte Midopa Co., Ltd.............................................   129,600    1,480,125
   #Lotte Samkang Co., Ltd............................................     9,857    4,411,939
   #Lotte Shopping Co., Ltd...........................................   144,966   37,052,879
    LS Corp...........................................................    15,317    1,194,983
    Meritz Securities Co., Ltd........................................ 2,488,274    1,904,368
    Mi Chang Oil Industrial Co., Ltd..................................     3,725      153,345
    Mirae Asset Securities Co., Ltd...................................   367,149    9,515,628
   #Moorim P&P Co., Ltd...............................................   422,608    1,293,691
   #Moorim Paper Co., Ltd.............................................   264,210      581,950
   #Motonic Corp......................................................   142,640      890,906
  #*Namkwang Engineering & Construction Co., Ltd......................    11,239       25,842
   #Namyang Dairy Products Co., Ltd...................................     4,557    3,082,758
    National Plastic Co...............................................   174,380      351,080
   #Nexen Corp........................................................    14,226      788,230
    NH Investment & Securities Co., Ltd...............................   429,774    1,857,083
    NICE Holdings Co., Ltd............................................       638       27,224
    NK Co., Ltd.......................................................   191,740      627,267
   #Nong Shim Holdings Co., Ltd.......................................    23,501    1,055,930
   #NongShim Co., Ltd.................................................    45,202    8,809,268
    Noroo Holdings Co., Ltd...........................................     1,588       11,009
   #Ottogi Corp.......................................................    16,359    2,387,703
    Pacific Pharmaceutical Co., Ltd...................................     1,520       30,495
   *Paik Kwang Industrial Co., Ltd....................................     2,900        9,301
    Pang Rim Co., Ltd.................................................     3,550       34,226
  #*PaperCorea, Inc...................................................   404,380      279,383
   #Poongsan Corp.....................................................   298,230    7,913,460
    Poongsan Holdings Corp............................................    48,688      957,702
    POSCO.............................................................   627,782  200,510,883
   #POSCO ADR......................................................... 1,618,522  128,721,055
   #POSCO Coated & Color Steel Co., Ltd...............................    23,830      302,843
    Pulmuone Co., Ltd.................................................     6,875      209,339

                                     1536

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH KOREA -- (Continued)
    Pusan City Gas Co., Ltd...........................................    78,420 $  1,328,924
   #S&T Dynamics Co., Ltd.............................................   358,824    4,177,522
   #S&T Holdings Co., Ltd.............................................    87,883      724,810
   #S&T Motiv Co., Ltd................................................   118,600    2,047,633
    Saeron Automotive Corp............................................    52,735      216,616
    Sajodaerim Corp...................................................     8,380       95,615
   #Sam Jin Pharmaceutical Co., Ltd...................................    98,603      831,841
    Sam Lip General Foods Co., Ltd....................................    25,580      333,820
   #Sam Young Electronics Co., Ltd....................................   149,190    1,080,328
    Sam Yung Trading Co., Ltd.........................................    33,104      231,809
   *Sambu Construction Co., Ltd.......................................    30,120      132,747
    Samhwa Paints Industrial Co., Ltd.................................    33,700      115,433
   #Samick Musical Instruments Co., Ltd...............................   798,890    1,041,419
    SamkwangGlass Co., Ltd............................................    13,128      591,717
    Samsung C&T Corp..................................................   793,156   44,760,070
   #Samsung SDI Co., Ltd..............................................   500,681   62,556,039
   *Samwhan Corp......................................................    54,610      126,360
    Samyang Genex Co., Ltd............................................    18,118      727,002
    Samyang Holdings Corp.............................................    83,652    3,970,511
    Samyang Tongsang Co., Ltd.........................................     8,060      149,720
    SAVEZONE I&C Corp.................................................    27,710       62,573
   #SBS Media Holdings Co., Ltd.......................................   746,410    3,082,596
   #Seah Besteel Corp.................................................   130,794    3,799,154
    SeAH Holdings Corp................................................    13,089    1,137,558
   #SeAH Steel Corp...................................................    35,474    2,666,787
   #Sebang Co., Ltd...................................................   134,640    1,767,916
    Sejong Industrial Co., Ltd........................................    56,630      607,229
   #Seowon Co., Ltd...................................................   156,260      400,149
   *Sewon Cellontech Co., Ltd.........................................   133,440      371,818
    Shinhan Financial Group Co., Ltd.................................. 5,261,499  166,885,896
   #Shinhan Financial Group Co., Ltd. ADR.............................   818,794   52,034,359
    Shinpoong Pharmaceutical Co., Ltd.................................   173,689      605,318
    Shinsegae Co., Ltd................................................    26,726    4,910,242
    Shinsegae Engineering & Construction Co., Ltd.....................     2,630       30,227
    Shinsegae Information & Communication Co., Ltd....................     3,571      162,762
  #*Shinsung Solar Energy Co., Ltd....................................   437,990    1,007,091
  #*Shinsung Tongsang Co., Ltd........................................   485,700      395,304
    Shinyoung Securities Co., Ltd.....................................    35,820      899,293
   #Silla Co., Ltd....................................................    66,723      960,034
    Sindoh Co., Ltd...................................................    43,098    2,510,615
    SJM Co., Ltd......................................................    51,214      352,048
    SJM Holdings Co., Ltd.............................................    16,681       52,978
   #SK Chemicals Co., Ltd.............................................    26,371    1,356,850
   #SK Gas Co., Ltd...................................................    41,839    2,875,235
   #SK Holdings Co., Ltd..............................................   440,668   59,839,127
    SK Innovation Co., Ltd............................................   453,876   61,681,795
   #SK Networks Co., Ltd.............................................. 1,878,746   14,674,822
   #SK Securities Co., Ltd............................................ 3,395,370    3,430,815
  #*Ssangyong Cement Industrial Co., Ltd..............................   275,686      982,289
   #STX Corp..........................................................   518,863    4,253,347
   #STX Engine Co., Ltd...............................................   340,950    3,067,878
   #STX Metal Co, Ltd.................................................    20,150       74,452
   #STX Offshore & Shipbuilding Co., Ltd..............................   832,230    7,307,239
   #STX Pan Ocean Co., Ltd............................................ 1,551,280    5,325,049
   #Suheung Capsule Co., Ltd..........................................    74,590      907,776
    Sung Bo Chemicals Co., Ltd........................................     1,560       33,200
   *Sungshin Cement Co., Ltd..........................................    66,250      192,184
    Sunjin Co., Ltd...................................................    34,369      238,195
   *Sunjin Holdings Co., Ltd..........................................        98        1,750
   #Tae Kyung Industrial Co., Ltd.....................................   116,020      308,743
    TaeKwang Industrial Co., Ltd......................................     4,239    3,006,186

                                     1537

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES        VALUE++
                                                                           ------        -------
SOUTH KOREA -- (Continued)
   #Taeyoung Engineering & Construction Co., Ltd......................    561,870 $    2,435,975
  #*Taihan Electric Wire Co., Ltd.....................................    780,457      1,315,948
   #Tailim Packaging Industries Co., Ltd..............................    374,220        564,689
    TCC Steel.........................................................     45,410        175,981
    Telcoware Co., Ltd................................................      7,767         51,758
   *Tong Kook Corp....................................................        607            839
   #Tong Yang Moolsan Co., Ltd........................................     72,180      1,266,378
   #TONGYANG Securities, Inc..........................................    962,089      3,191,572
   #TS Corp...........................................................     65,206      1,117,746
   #Unid Co., Ltd.....................................................     43,101      1,253,726
    Union Steel.......................................................     38,477        420,809
   #Whanin Pharmaceutical Co., Ltd....................................     80,150        449,544
  #*Will-Bes & Co., Ltd. (The)........................................    784,460      1,391,628
    Wiscom Co., Ltd...................................................     32,980        119,897
  #*Woongjin Holdings Co., Ltd........................................    405,344      1,744,664
    Woori Finance Holdings Co., Ltd...................................  5,147,987     50,139,109
   #Woori Finance Holdings Co., Ltd. ADR..............................      8,505        251,408
    Woori Financial Co., Ltd..........................................    118,381      1,628,503
   *Woori Investment & Securities Co., Ltd............................  2,389,383     22,727,907
  #*WooSung Feed Co., Ltd.............................................    246,520      1,199,046
    YESCO Co., Ltd....................................................     28,600        634,672
   #Yoosung Enterprise Co., Ltd.......................................     36,225         96,523
   #Youlchon Chemical Co., Ltd........................................    159,290      1,135,389
    Young Poong Corp..................................................      4,715      3,678,806
   *Young Poong Mining & Construction Corp............................     18,030            877
    Youngone Holdings Co., Ltd........................................     40,385      2,137,823
    Yuhwa Securities Co., Ltd.........................................     28,680        340,429
   *Zinus, Inc........................................................      1,866          6,189
                                                                                  --------------
TOTAL SOUTH KOREA.....................................................             2,304,810,463
                                                                                  --------------
TAIWAN -- (12.2%)
  #*A.G.V. Products Corp..............................................  7,393,701      2,564,233
   *Ability Enterprise Co., Ltd.......................................  1,286,000      1,197,829
    AcBel Polytech, Inc...............................................  6,475,219      3,667,877
    Accton Technology Corp............................................  7,924,156      4,194,996
   #Acer, Inc......................................................... 34,459,364     31,363,401
   #ACHEM Technology Corp.............................................  2,428,500      1,230,953
   #Action Electronics Co., Ltd.......................................  3,562,084        824,447
   #Allis Electric Co., Ltd...........................................  1,471,000        399,519
   #Alpha Networks, Inc...............................................  4,739,237      3,209,316
    Altek Corp........................................................  5,342,808      2,965,836
    Ambassador Hotel (The)............................................    274,000        268,581
   #Ampoc Far-East Co., Ltd...........................................  1,573,000      1,236,621
   #AmTRAN Technology Co., Ltd........................................ 10,288,956      7,906,524
    APCB, Inc.........................................................  2,213,000      1,399,836
   #Apex Science & Engineering Corp...................................    690,713        254,635
   *Arima Communications Corp.........................................  2,351,000      1,054,656
   *Arima Optoelectronics Corp........................................  1,409,500        196,033
   #Asia Cement Corp.................................................. 24,402,293     30,779,059
  #*Asia Optical Co., Inc.............................................  4,038,290      4,040,894
    Asia Polymer Corp.................................................  2,643,732      3,147,088
    Asia Vital Components Co., Ltd....................................  3,689,779      1,877,452
    Asustek Computer, Inc.............................................  2,855,916     26,258,601
   #AU Optronics Corp................................................. 33,006,812     10,036,805
   #AU Optronics Corp. Sponsored ADR..................................  9,292,137     27,783,490
   #Audix Corp........................................................  1,686,164      1,366,227
   #Aurora Systems Corp...............................................    572,281        551,636
   *Avermedia Technologies, Inc.......................................  1,956,000      1,176,789
   #Avision, Inc......................................................  2,756,555        848,313
   #Bank of Kaohsiung.................................................  5,696,397      1,645,842
   *Basso Industry Corp., Ltd.........................................    844,000        587,471

                                     1538

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
TAIWAN -- (Continued)
   #BES Engineering Corp..............................................  22,948,443 $ 5,091,393
   #Biostar Microtech International Corp..............................   2,180,055   1,082,175
   *Bright Led Electronics Corp.......................................     588,000     317,609
    C Sun Manufacturing, Ltd..........................................   2,293,837   1,447,874
   #Cameo Communications, Inc.........................................   2,964,197     735,671
    Capital Securities Corp...........................................  19,582,447   6,593,049
  #*Carnival Industrial Corp..........................................   5,443,000   1,967,822
   #Cathay Chemical Works, Inc........................................     959,000     341,624
    Cathay Real Estate Development Co., Ltd...........................  13,483,421   5,385,986
    Central Reinsurance Co., Ltd......................................   2,477,781   1,061,089
   #ChainQui Construction Development Co., Ltd........................   1,436,173   1,019,177
   #Champion Building Materials Co., Ltd..............................   5,563,828   1,970,534
    Chang Hwa Commercial Bank.........................................  60,733,790  32,669,498
   *Chang-Ho Fibre Corp...............................................     167,000      55,307
   #Charoen Pokphand Enterprises Co., Ltd.............................   3,121,000   1,520,386
    Cheng Loong Corp..................................................  13,299,659   4,742,932
   #Cheng Uei Precision Industry Co., Ltd.............................   4,338,619   7,855,340
    Chia Hsin Cement Corp.............................................   7,214,749   3,239,641
   *Chia Hsin Food & Synthetic Fiber Co., Ltd.........................     514,966          --
   #Chien Kuo Construction Co., Ltd...................................   4,381,247   2,002,543
   *Chien Shing Stainless Steel Co., Ltd..............................   2,208,000     207,668
   #Chilisin Electronics Corp.........................................     523,300     255,944
  #*Chimei Innolux Corp...............................................  80,717,389  25,428,571
    China Airlines, Ltd...............................................  34,523,786  14,300,193
    China Chemical & Pharmaceutical Co., Ltd..........................   4,020,264   2,450,820
   #China Development Financial Holding Corp.......................... 138,967,960  32,266,933
    China Electric Manufacturing Corp.................................   2,870,200   1,772,625
  #*China General Plastics Corp.......................................   6,665,000   2,570,683
    China Glaze Co., Ltd..............................................   2,177,363     990,044
   *China ManMade Fibers Corp.........................................  17,338,813   5,780,401
    China Metal Products Co., Ltd.....................................   3,695,689   2,111,929
  #*China Motor Corp..................................................  11,155,749   9,454,178
    China Petrochemical Development Corp..............................  14,134,338  11,539,955
   *China Rebar Co., Ltd..............................................     439,188          --
   #China Steel Structure Co., Ltd....................................   1,580,219   1,503,838
   #China Synthetic Rubber Corp.......................................   6,875,711   6,367,664
   *China United Trust & Investment Corp..............................     493,999          --
  #*China Wire & Cable Co., Ltd.......................................   2,900,000     771,454
    Chinatrust Financial Holdings Co., Ltd............................  73,541,787  43,640,069
    Chinese Maritime Transport, Ltd...................................   1,282,000   1,459,923
    Chin-Poon Industrial Co., Ltd.....................................   6,117,815   6,641,194
  #*Chun Yu Works & Co., Ltd..........................................   2,727,000     852,465
  #*Chun Yuan Steel Industrial Co., Ltd...............................   6,126,144   2,377,893
    Chung Hung Steel Corp.............................................  12,044,046   2,989,276
    Chung Hwa Pulp Corp...............................................   9,067,011   2,752,464
   *Chung Shing Textile Co., Ltd......................................         600           9
    Chung-Hsin Electric & Machinery Manufacturing Corp................   6,404,000   3,613,534
   *Chungwa Picture Tubes Co., Ltd....................................  55,899,412   1,632,025
    Chuwa Wool Industry Co., Ltd......................................      34,189      16,723
  #*Chyang Sheng Dyeing & Finishing Co., Ltd..........................     328,000     107,003
  #*CMC Magnetics Corp................................................  44,185,830   6,918,335
   #Collins Co., Ltd..................................................   2,417,224     985,303
   #Compal Electronics, Inc...........................................  49,376,332  45,997,131
    Compeq Manufacturing Co., Ltd.....................................  16,977,000   7,146,669
   *Compex International Co., Ltd.....................................      46,400         309
   #Continental Holdings Corp.........................................   7,293,848   2,504,698
   *Cosmos Bank Taiwan................................................   2,161,756     597,363
   #Coxon Precise Industrial Co., Ltd.................................   1,620,000   2,201,916
   *Creative Sensor, Inc..............................................      40,000      19,549
  #*CSBC Corp. Taiwan.................................................   4,265,654   3,073,192
    Da Cin Construction Co., Ltd......................................   2,506,579   1,452,838

                                     1539

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
    Darfon Electronics Corp...........................................  4,428,950 $ 3,072,608
   #Delpha Construction Co., Ltd......................................  3,534,329   1,052,839
    Depo Auto Parts Industrial Co., Ltd...............................    375,000     797,180
   *Der Pao Construction Co., Ltd.....................................  1,139,000      31,140
    DFI, Inc..........................................................    302,280     221,929
   #D-Link Corp....................................................... 10,137,939   6,087,817
    Dynamic Electronics Co., Ltd......................................  3,626,804   1,054,193
    E.Sun Financial Holding Co., Ltd.................................. 51,520,271  27,973,470
   *Eastern Media International Corp.................................. 12,640,399   1,383,965
    Eclat Textile Co., Ltd............................................    282,558     757,231
   *Edimax Technology Co., Ltd........................................  1,304,000     455,059
    Edom Technology Co., Ltd..........................................    943,800     273,971
    Elite Material Co., Ltd...........................................  2,495,905   2,280,284
   *Elite Semiconductor Memory Technology, Inc........................  2,209,000   1,706,267
  #*Elitegroup Computer Systems Co., Ltd.............................. 11,315,066   4,444,302
    EnTie Commercial Bank.............................................  2,136,232     923,781
   #Epistar Corp...................................................... 10,304,000  19,069,816
    Eternal Chemical Co., Ltd.........................................  1,029,000     776,080
    Eva Airways Corp.................................................. 13,358,738   7,776,163
   *Ever Fortune Industrial Co., Ltd..................................    409,000       4,500
   *Everest Textile Co., Ltd..........................................  4,055,002   1,141,755
    Evergreen International Storage & Transport Corp..................  8,864,000   4,752,307
    Evergreen Marine Corp., Ltd....................................... 24,715,998  13,487,227
   *Everlight Chemical Industrial Corp................................  2,036,100   1,175,744
   *Everlight Electronics Co., Ltd....................................    409,000     636,250
  #*Everspring Industry Co., Ltd......................................  1,325,180     321,391
    Excel Cell Electronics Co., Ltd...................................    108,000      36,824
   *Excelsior Medical Co., Ltd........................................  1,185,000   2,361,144
    Far Eastern Department Stores Co., Ltd............................  4,195,540   4,388,859
    Far Eastern International Bank.................................... 24,005,955   9,440,082
    Far Eastern New Century Corp......................................    492,000     547,674
   *Farglory F T Z Investment Holding Co., Ltd........................    779,000     462,340
    Farglory Land Development Co., Ltd................................    293,000     470,864
    Federal Corp......................................................  5,910,367   2,874,619
   #First Copper Technology Co., Ltd..................................  3,472,750     809,158
    First Financial Holding Co., Ltd.................................. 92,251,356  55,787,955
    First Hotel.......................................................  1,071,059     688,525
   #First Insurance Co., Ltd..........................................  3,209,064   1,335,730
    First Steamship Co., Ltd..........................................    533,000     555,988
    Forhouse Corp.....................................................  6,761,635   3,394,227
   *Formosa Advanced Technologies Co., Ltd............................    550,000     407,564
  #*Formosa Epitaxy, Inc..............................................  6,646,000   4,276,037
   #Formosa Oilseed Processing Co., Ltd...............................  1,079,593     490,114
   #Formosa Taffeta Co., Ltd.......................................... 10,258,511   8,911,544
    Formosan Rubber Group, Inc........................................  7,244,000   4,413,097
   #Formosan Union Chemical Corp......................................  1,972,758   1,355,944
   *Fortune Electric Co., Ltd.........................................    436,000     185,196
    Founding Construction & Development Co., Ltd......................  1,955,780   1,121,646
  #*Froch Enterprise Co., Ltd.........................................  1,706,000     561,458
    FSP Technology, Inc...............................................  1,532,283   1,309,439
    Fu I Industrial Co., Ltd..........................................    290,944     137,748
    Fubon Financial Holding Co., Ltd.................................. 66,572,063  69,199,017
   #Fullerton Technology Co., Ltd.....................................  1,659,200   1,398,480
   #Fwusow Industry Co., Ltd..........................................  2,728,427   1,359,822
   #G Shank Enterprise Co., Ltd.......................................  2,307,880   1,165,712
   #Gemtek Technology Corp............................................  4,970,962   4,430,972
   #Getac Technology Corp.............................................  6,664,065   4,860,940
  #*Giantplus Technology Co., Ltd.....................................  3,492,100   1,000,327
    Gigabyte Technology Co., Ltd......................................  9,144,287   7,930,365
    Gigastorage Corp..................................................  4,000,600   3,007,692
   #Gintech Energy Corp...............................................  5,790,942   5,612,358

                                     1540

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
   #Global Brands Manufacture, Ltd....................................  3,702,290 $ 1,574,547
   *Globe Union Industrial Corp.......................................  2,608,000   1,792,100
   #Gold Circuit Electronics, Ltd.....................................  7,427,965   1,507,886
    Goldsun Development & Construction Co., Ltd....................... 21,526,261   7,285,831
    Good Will Instrument Co., Ltd.....................................    444,172     264,736
    Grand Pacific Petrochemical Corp.................................. 14,628,000   6,401,718
    Great China Metal Industry Co., Ltd...............................  1,420,000   1,611,538
    Great Wall Enterprise Co., Ltd....................................  3,047,799   2,958,799
   #Green Energy Technology, Inc......................................  4,199,880   2,872,810
   #GTM Corp..........................................................  2,315,000     961,314
  #*Hannstar Board Corp...............................................  4,010,635   1,859,696
   *HannStar Display Corp............................................. 83,787,000   5,120,223
   *HannsTouch Solution, Inc..........................................  3,852,000   1,413,681
   #Harvatek Corp.....................................................  2,744,940   1,336,066
   *Helix Technology, Inc.............................................     29,585          --
    Hey Song Corp.....................................................  4,861,000   6,186,557
   *Hiti Digital, Inc.................................................    218,000     109,853
    Hitron Technologies, Inc..........................................  2,409,525   1,364,363
  #*Ho Tung Holding Corp..............................................  9,689,883   5,474,814
  #*Hocheng Corp......................................................  4,081,300   1,040,251
   #Hold-Key Electric Wire & Cable Co., Ltd...........................  1,844,124     612,547
    Holy Stone Enterprise Co., Ltd....................................  3,464,643   3,130,696
   *Hong Ho Precision Textile Co., Ltd................................     69,000      29,356
   #Hong Tai Electric Industrial Co., Ltd.............................  3,681,000   1,156,601
    Hong Yi Fiber Industry Co., Ltd...................................    256,040      72,735
    Hsin Kuang Steel Co., Ltd.........................................  4,218,124   2,571,579
    Hsing Ta Cement Co., Ltd..........................................  2,071,980     714,296
    Hua Eng Wire & Cable Co., Ltd.....................................  6,517,035   1,690,749
    Hua Nan Financial Holding Co., Ltd................................ 32,225,016  18,124,255
   *Hualon Corp.......................................................    257,040       9,256
   #Hung Ching Development & Construction Co., Ltd....................  1,906,468     704,375
    Hung Poo Real Estate Development Corp.............................  3,079,655   2,490,669
    Hung Sheng Construction Co., Ltd..................................  8,604,892   4,272,404
  #*Hwa Fong Rubber Co., Ltd..........................................  3,047,960     672,866
  #*Ichia Technologies, Inc...........................................  4,989,260   2,299,025
   #I-Chiun Precision Industry Co., Ltd...............................  3,067,000   1,573,225
  #*Inotera Memories, Inc............................................. 30,121,728   5,605,843
    Inventec Corp..................................................... 31,430,277   9,356,807
    ITE Technology, Inc...............................................  2,913,000   2,297,947
   *Jess-Link Products Co., Ltd.......................................    311,000     267,880
    Jui Li Enterprise Co., Ltd........................................    619,760     152,343
   #K Laser Technology, Inc...........................................  1,056,601     359,911
   #Kang Na Hsiung Enterprise Co., Ltd................................  1,655,078     711,092
   *Kao Hsing Chang Iron & Steel Corp.................................  1,589,000     264,805
   #Kaulin Manufacturing Co., Ltd.....................................  2,712,656   1,946,341
    Kee Tai Properties Co., Ltd.......................................    407,485     204,266
    Kerry TJ Logistics Co., Ltd.......................................  1,139,000   1,436,516
   #King Yuan Electronics Co., Ltd.................................... 19,942,805   8,670,570
    Kingdom Construction Co., Ltd.....................................  6,062,000   3,431,012
   *King's Town Bank.................................................. 11,813,012   7,745,900
    King's Town Construction Co., Ltd.................................    426,200     353,691
    Kinko Optical Co., Ltd............................................     62,131      84,510
   #Kinpo Electronics, Inc............................................ 16,407,375   3,430,213
    KS Terminals, Inc.................................................    615,880     520,435
   *Kuoyang Construction Co., Ltd.....................................  5,565,029   2,116,332
   #Kwong Fong Industries Corp........................................  4,864,900   2,268,499
    KYE Systems Corp..................................................  3,643,000   1,174,196
   *L&K Engineering Co., Ltd..........................................  1,875,000   1,742,301
  #*Lan Fa Textile Co., Ltd...........................................  3,158,713     903,209
   *Lead Data Co., Ltd................................................    897,537      57,729
   #Leader Electronics, Inc...........................................    617,056     250,283

                                     1541

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
TAIWAN -- (Continued)
    Lealea Enterprise Co., Ltd........................................  10,410,794 $ 3,653,588
   *Ledtech Electronics Corp..........................................     390,000     134,804
   #Lee Chi Enterprises Co., Ltd......................................   3,379,900   1,494,404
   #Lelon Electronics Corp............................................   1,324,000     566,936
   *Leofoo Development Co., Ltd.......................................   4,387,774   2,418,640
    Li Peng Enterprise Co., Ltd.......................................   7,185,183   2,018,274
    Lien Chang Electronic Enterprise Co., Ltd.........................     453,273     104,927
   #Lien Hwa Industrial Corp..........................................   8,137,990   4,930,488
   #Lingsen Precision Industries, Ltd.................................   5,796,480   2,958,010
   #LITE-ON IT Corp...................................................   5,975,339   5,522,445
    Lite-On Semiconductor Corp........................................   4,641,190   2,353,846
    Lite-On Technology Corp...........................................  30,291,040  37,851,469
    Long Bon International Co., Ltd...................................   2,671,301   1,196,340
    Long Chen Paper Co., Ltd..........................................   6,799,369   1,701,548
   *Lotes Co., Ltd....................................................     783,000   1,832,750
   *Lucky Cement Corp.................................................   3,099,000     668,734
   #Macronix International Co., Ltd...................................  61,624,902  15,144,556
   #Marketech International Corp......................................   1,919,000   1,156,090
    Masterlink Securities Corp........................................  15,665,000   4,646,781
   #Maxtek Technology Co., Ltd........................................     262,000     192,259
   #Mayer Steel Pipe Corp.............................................   2,405,456     929,251
    Maywufa Co., Ltd..................................................     252,070     108,294
   #Mega Financial Holding Co., Ltd................................... 113,707,765  91,375,820
   *Megamedia Corp....................................................         782           6
    Meiloon Co., Ltd..................................................   1,753,352     510,834
    Mercuries & Associates, Ltd.......................................   3,424,127   2,816,073
  #*Mercuries Data Systems, Ltd.......................................   1,537,800     473,581
    Merry Electronics Co., Ltd........................................     666,750     859,929
   *Microelectronics Technology, Inc..................................   5,883,911   2,190,293
   #Micro-Star International Co., Ltd.................................  13,181,985   6,112,353
   *Mirle Automation Corp.............................................     499,550     322,228
    Mitac International Corp..........................................  18,894,450   5,749,791
   *Mobiletron Electronics Co., Ltd...................................     153,000      81,792
  #*Mosel Vitelic, Inc................................................  10,157,170     976,542
    Nan Ya Printed Circuit Board Corp.................................   2,775,000   4,184,218
    Nantex Industry Co., Ltd..........................................   2,039,108   1,741,255
   *Nanya Technology Corp.............................................   4,221,000     263,210
  #*Neo Solar Power Corp..............................................   7,805,000   4,843,595
   #New Asia Construction & Development Co., Ltd......................   1,707,993     468,365
    Nichidenbo Corp...................................................      90,474      68,553
    Nien Hsing Textile Co., Ltd.......................................   4,458,447   2,789,136
   *Ocean Plastics Co., Ltd...........................................     101,000      73,354
   *Optimax Technology Corp...........................................   1,382,597      73,547
    Opto Technology Corp..............................................   8,536,000   3,175,364
   *Orient Semiconductor Electronics, Ltd.............................   5,012,276     664,083
   *Oriental Union Chemical Corp......................................     163,048     186,730
   *Pacific Construction Co., Ltd.....................................   1,839,148     515,542
    Pan Jit International, Inc........................................   5,090,837   1,925,844
    Pan-International Industrial Corp.................................   2,535,967   2,545,182
   #Paragon Technologies Co., Ltd.....................................   1,042,000     931,362
   #Pegatron Corp.....................................................  23,849,998  30,916,546
    Phihong Technology Co., Ltd.......................................     216,320     174,510
   *Picvue Electronics, Ltd...........................................     241,600          --
    Plotech Co., Ltd..................................................     894,282     356,470
   *Potrans Electrical Corp...........................................   1,139,000     165,576
    Pou Chen Corp.....................................................  29,022,550  26,134,660
   *Power Quotient International Co., Ltd.............................   2,466,000     597,229
    Powercom Co., Ltd.................................................   2,937,930   1,033,352
   *Powertech Industrial Co., Ltd.....................................     121,000      88,582
    Powertech Technology, Inc.........................................   2,946,000   5,897,810
    President Securities Corp.........................................  11,558,992   5,805,372

                                     1542

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
TAIWAN -- (Continued)
    Prince Housing & Development Corp.................................  4,706,432 $ 2,977,848
   *Procomp Informatics, Ltd..........................................    391,440          --
   *Prodisc Technology, Inc...........................................  6,185,157      35,058
   #Promate Electronic Co., Ltd.......................................    822,000     601,963
   #Qisda Corp........................................................ 23,254,171   5,105,380
  #*Quintain Steel Co., Ltd...........................................  5,174,629   1,159,104
  #*Radiant Opto-Electronics Corp.....................................  1,292,839   5,016,468
   #Radium Life Tech Corp.............................................  8,960,994   5,590,424
   #Ralec Electronic Corp.............................................    477,087     485,027
    Realtek Semiconductor Corp........................................  1,404,840   2,415,266
    Rechi Precision Co., Ltd..........................................  2,511,190   2,196,355
  #*Ritek Corp........................................................ 40,750,622   5,318,529
   *Sainfoin Technology Corp..........................................    835,498          --
    Sampo Corp........................................................  9,427,925   2,821,170
   *Sanyang Industrial Co., Ltd....................................... 12,010,624   7,803,228
    Sanyo Electric Taiwan Co., Ltd....................................    368,000     322,628
   *SDI Corp..........................................................    809,000     529,539
    Sesoda Corp.......................................................    927,500   1,111,612
    Shan-Loong Transportation Co., Ltd................................     66,000      42,964
    Sheng Yu Steel Co., Ltd...........................................  1,891,000   1,164,296
   *ShenMao Technology, Inc...........................................    870,000     964,208
    Shih Wei Navigation Co., Ltd......................................  1,275,000   1,139,690
    Shihlin Electric & Engineering Corp...............................  4,287,000   4,941,606
  #*Shin Kong Financial Holding Co., Ltd.............................. 84,447,151  25,501,489
    Shin Zu Shing Co., Ltd............................................  1,434,067   4,062,450
    Shinkong Insurance Co., Ltd.......................................  2,866,412   1,998,376
   #Shinkong Synthetic Fibers Co., Ltd................................ 25,354,754   7,434,388
  #*Shuttle, Inc......................................................  1,759,015     531,107
   #Sigurd Microelectronics Corp......................................  6,356,047   4,599,537
   #Silicon Integrated Systems Corp...................................  9,308,165   3,163,597
    Siliconware Precision Industries Co...............................  2,233,000   2,455,740
   #Sinbon Electronics Co., Ltd.......................................  2,371,000   1,798,606
    Sincere Navigation Corp...........................................  4,442,740   3,911,731
   *Sinkang Industries, Ltd...........................................    968,262     312,488
   #Sinon Corp........................................................  5,692,877   2,622,141
    SinoPac Financial Holdings Co., Ltd............................... 85,411,344  36,537,486
    Sitronix Technology Corp..........................................  1,303,000   1,515,485
   #Siward Crystal Technology Co., Ltd................................  1,411,875     402,871
   #Solomon Technology Corp...........................................  1,375,950     454,941
  #*Solytech Enterprise Corp..........................................  1,856,000     597,404
   #Southeast Cement Co., Ltd.........................................  3,407,700   1,341,422
    Spirox Corp.......................................................  1,115,661     409,729
    Springsoft, Inc...................................................  1,581,000   2,212,508
    Standard Chemical & Pharmaceutical Co., Ltd.......................    166,181     138,908
   *Star Comgistic Capital Co., Ltd...................................    275,460     114,526
   #Stark Technology, Inc.............................................  1,983,200   1,606,732
   *Sunonwealth Electric Machine Industry Co., Ltd....................    465,421     302,818
    Sunplus Technology Co., Ltd.......................................  7,980,620   2,078,929
    Sunrex Technology Corp............................................    782,000     343,069
   *Sunspring Metal Corp..............................................     73,000      73,652
    Super Dragon Technology Co., Ltd..................................    184,175     143,867
   #Supreme Electronics Co., Ltd......................................  3,089,681   1,354,207
    Sweeten Construction Co., Ltd.....................................  1,177,825     615,217
    Sysware Systex Corp...............................................    822,801     830,479
   *Ta Chen Stainless Pipe Co., Ltd...................................  7,153,074   3,397,894
   *Ta Chong Bank, Ltd................................................ 25,010,524   7,679,544
    Ta Ya Electric Wire & Cable Co., Ltd..............................  8,642,329   2,140,930
   #Tah Hsin Industrial Corp..........................................  1,700,000   1,464,184
   *TAI Roun Products Co., Ltd........................................     63,000      20,894
    TA-I Technology Co., Ltd..........................................  1,505,914     947,358
   *Taichung Commercial Bank.......................................... 22,636,341   7,156,823

                                     1543

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
TAIWAN -- (Continued)
   #Tainan Enterprises Co., Ltd.......................................   1,631,183 $ 1,525,132
   #Tainan Spinning Co., Ltd..........................................  15,541,442   6,345,078
    Taishin Financial Holdings Co., Ltd...............................  72,356,773  29,077,623
   #Taisun Enterprise Co., Ltd........................................   3,363,505   1,770,116
    Taita Chemical Co., Ltd...........................................   3,830,728   1,509,967
  #*Taiwan Business Bank..............................................  49,459,106  14,346,490
    Taiwan Cement Corp................................................  44,762,440  51,653,700
    Taiwan Cogeneration Corp..........................................   3,677,333   2,312,867
   *Taiwan Cooperative Financial Holding, Ltd.........................  56,107,005  33,921,181
    Taiwan Fertilizer Co., Ltd........................................     601,000   1,411,449
   *Taiwan Fire & Marine Insurance Co., Ltd...........................   1,144,000     744,185
   *Taiwan Flourescent Lamp Co., Ltd..................................     756,000      75,115
   #Taiwan Fu Hsing Industrial Co., Ltd...............................   1,807,000   1,248,783
   #Taiwan Glass Industry Corp........................................   9,558,710   9,016,064
   *Taiwan Kolin Co., Ltd.............................................   5,797,000          --
  #*Taiwan Land Development Corp......................................   8,619,215   3,315,208
    Taiwan Mask Corp..................................................   3,091,250   1,128,433
    Taiwan Navigation Co., Ltd........................................     467,000     469,031
    Taiwan Paiho Co., Ltd.............................................   2,710,850   1,719,326
   #Taiwan Pulp & Paper Corp..........................................   6,792,660   2,070,047
   *Taiwan Sakura Corp................................................   2,418,472   1,187,227
    Taiwan Sogo Shinkong Security Co., Ltd............................     944,205     955,363
   *Taiwan Styrene Monomer Corp.......................................   8,646,856   2,055,712
    Taiwan Tea Corp...................................................   9,696,092   4,760,695
    Taiyen Biotech Co., Ltd...........................................   3,286,000   2,388,197
  #*Tatung Co., Ltd...................................................  28,835,982   5,650,929
   *Teapo Electronic Corp.............................................     970,840     120,092
  #*Teco Electric & Machinery Co., Ltd................................  28,385,725  17,950,695
   *Tecom, Ltd........................................................     736,753      38,250
    Test-Rite International Co., Ltd..................................   1,786,331   1,261,377
   *Thinking Electronic Industrial Co., Ltd...........................   1,168,000   1,010,423
    Ton Yi Industrial Corp............................................  12,140,600   7,272,782
   #Tong Yang Industry Co., Ltd.......................................   4,979,623   4,857,067
    Tong-Tai Machine & Tool Co., Ltd..................................   2,730,753   2,156,531
    Topco Scientific Co., Ltd.........................................   1,312,719   2,093,922
   #Topoint Technology Co., Ltd.......................................   2,039,925   1,062,453
    Tung Ho Steel Enterprise Corp.....................................  10,203,274   9,104,529
  #*Tung Ho Textile Co., Ltd..........................................   2,775,000     786,441
  #*TYC Brother Industrial Co., Ltd...................................   2,731,790   1,066,251
  #*Tycoons Group Enterprise Co., Ltd.................................   7,669,938   1,238,177
    Tyntek Corp.......................................................   3,417,000   1,096,341
  #*Tze Shin International Co., Ltd...................................   1,161,418     541,246
    Unimicron Technology Corp.........................................  20,087,363  22,317,802
   *Union Bank of Taiwan..............................................   9,480,282   3,390,621
   #Unitech Electronics Co., Ltd......................................   1,308,739     620,892
   #Unitech Printed Circuit Board Corp................................  10,397,281   3,213,947
    United Integration Service Co., Ltd...............................   1,384,000   1,105,388
   #United Microelectronics Corp...................................... 190,125,681  79,370,067
    Unity Opto Technology Co., Ltd....................................     975,629     904,694
   #Universal Cement Corp.............................................   5,594,551   2,483,030
    Universal Microelectronics Co., Ltd...............................     669,491     171,508
    Universal, Inc....................................................     129,837      69,354
   #Unizyx Holding Corp...............................................   5,890,000   2,851,376
    UPC Technology Corp...............................................  10,833,415   6,180,248
    USI Corp..........................................................   5,730,427   5,385,660
   #U-Tech Media Corp.................................................   1,946,799     334,975
    Ve Wong Corp......................................................   1,594,806   1,082,754
    Wah Lee Industrial Corp...........................................   1,460,000   1,841,855
    Walsin Lihwa Corp.................................................  47,149,412  14,062,720
    Walsin Technology Corp., Ltd......................................   9,032,230   2,005,366
   #Walton Advanced Engineering, Inc..................................   4,612,853   1,379,864

                                     1544

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
TAIWAN -- (Continued)
    Wan Hai Lines Co., Ltd............................................   7,235,000 $    3,548,604
    Wan Hwa Enterprise Co., Ltd.......................................     696,689        310,102
    Waterland Financial Holdings Co., Ltd.............................  28,466,896      9,580,328
   *WEI Chih Steel Industrial Co., Ltd................................   1,914,898        313,309
    Weikeng Industrial Co., Ltd.......................................   1,544,550      1,107,817
   #Well Shin Technology Co., Ltd.....................................     869,080      1,076,704
    Wellypower Optronics Corp.........................................   2,128,000        858,536
    Weltrend Semiconductor, Inc.......................................     775,000        304,266
  #*Winbond Electronics Corp..........................................  44,155,885      6,171,772
   #Wintek Corp.......................................................  26,168,507     11,334,716
   #Wistron Corp......................................................   4,129,650      4,410,656
    WPG Holdings, Ltd.................................................   1,513,092      1,588,978
    WT Microelectronics Co., Ltd......................................   2,605,965      3,325,199
  #*WUS Printed Circuit Co., Ltd......................................   5,745,928      2,481,339
    Yageo Corp........................................................  32,268,840      8,644,739
    Yang Ming Marine Transport Corp...................................  22,980,676      9,332,087
    YC INOX Co., Ltd..................................................   4,163,667      2,130,612
    Yem Chio Co., Ltd.................................................   2,112,213      1,939,763
   #Yi Jinn Industrial Co., Ltd.......................................   4,146,796        832,633
    Yieh Phui Enterprise Co., Ltd.....................................  14,602,485      4,400,864
  #*Young Fast Optoelectronics Co., Ltd...............................   2,290,000      4,798,872
   *Yuanta Financial Holding Co., Ltd................................. 115,354,654     53,310,085
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................  16,870,847      6,708,876
   #Yulon Motor Co., Ltd..............................................  12,335,572     21,422,596
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................     368,687        635,291
   *Yung Tay Engineering Co., Ltd.....................................   2,681,000      4,358,786
   #Zenitron Corp.....................................................   2,825,000      1,778,522
    Zig Sheng Industrial Co., Ltd.....................................   7,179,044      2,259,164
    Zippy Technology Corp.............................................     343,000        239,151
                                                                                   --------------
TOTAL TAIWAN..........................................................              1,995,428,165
                                                                                   --------------
THAILAND -- (2.8%)
    A.J. Plast PCL (Foreign)..........................................   1,794,000        649,876
    Aapico Hitech PCL (Foreign).......................................     539,800        264,154
    Asia Plus Securities PCL (Foreign)................................  13,554,300        982,008
    Asian Property Development PCL (Foreign)..........................   9,539,100      2,243,068
    Bangchak Petroleum PCL (Foreign)..................................   9,727,700      6,862,248
    Bangkok Bank PCL (Foreign)........................................   6,294,000     41,600,000
    Bangkok Bank PCL (Foreign) NVDR...................................   7,317,300     45,573,270
    Bangkok Expressway PCL (Foreign)..................................   5,190,700      4,700,825
    Bangkok Insurance PCL (Foreign)...................................     151,520      1,198,871
   *Bangkokland PCL (Foreign)......................................... 119,899,203      3,200,360
    Bank of Ayudhya PCL (Foreign).....................................  16,762,600     17,710,723
    Bank of Ayudhya PCL (Foreign) NVDR................................  12,090,900     12,416,489
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................  19,067,700      1,478,398
    Capital Nomura Securities PCL (Foreign)...........................     263,400        240,634
    Central Plaza Hotel PCL (Foreign).................................   5,420,800      2,635,470
    Charoong Thai Wire & Cable PCL (Foreign)..........................       7,300          1,856
    Delta Electronics Thailand PCL (Foreign)..........................   6,746,600      5,102,290
    Eastern Water Resources Development & Management PCL (Foreign)....   8,735,700      2,762,002
    Erawan Group PCL (Foreign)........................................   5,037,850        422,622
    Esso (Thailand) PCL (Foreign).....................................  23,143,400      7,574,738
   *G J Steel PCL (Foreign)........................................... 214,856,100        955,826
   *G Steel PCL (Foreign).............................................  79,804,200      1,039,712
   *Golden Land Property PCL (Foreign) NVDR...........................   1,818,800        369,886
    Hana Microelectronics PCL (Foreign)...............................   4,866,800      3,092,977
    Hermraj Land & Development PCL (Foreign)..........................  35,689,000      3,379,511
    ICC International PCL (Foreign)...................................   2,710,500      3,423,653
    IRPC PCL (Foreign)................................................ 109,888,500     12,640,495
   *Italian-Thai Development PCL (Foreign) NVDR.......................  26,606,800      2,705,490
    Kang Yong Electric PCL (Foreign)..................................       4,000         31,014

                                     1545

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES      VALUE++
                                                                            ------      -------
THAILAND -- (Continued)
   KGI Securities (Thailand) PCL (Foreign)............................  10,147,500 $    657,798
   Kiatnakin Bank PCL (Foreign).......................................   4,497,200    5,859,078
   Krung Thai Bank PCL (Foreign)......................................  65,344,000   34,052,799
  *Krungthai Card PCL (Foreign).......................................     315,900      194,740
  *Laguna Resorts & Hotels PCL (Foreign)..............................   1,342,400    1,695,596
   Loxley PCL (Foreign)...............................................  13,268,900    1,509,459
   MBK PCL (Foreign)..................................................     958,700    2,848,378
   Padaeng Industry PCL (Foreign) NVDR................................   1,412,500      565,539
   Polyplex PCL (Foreign).............................................   4,388,400    2,049,872
   Precious Shipping PCL (Foreign)....................................   5,689,500    2,639,552
   Property Perfect PCL (Foreign).....................................  33,391,300    1,167,157
   PTT Global Chemical PCL (Foreign)..................................  28,691,041   54,017,928
   PTT PCL (Foreign)..................................................   4,215,000   43,663,489
   Quality Houses PCL (Foreign).......................................  64,881,141    3,690,411
  *Regional Container Lines PCL (Foreign).............................   5,424,700    1,120,450
   Rojana Industrial Park PCL (Foreign)...............................   2,007,200      548,520
   Saha Pathana Inter-Holding PCL (Foreign)...........................   2,932,100    2,492,332
   Saha Pathanapibul PCL (Foreign)....................................   1,594,833    2,115,802
   Saha-Union PCL (Foreign)...........................................   2,976,400    3,215,685
  *Sahaviriya Steel Industries PCL (Foreign).......................... 116,232,240    2,326,861
   Samart Corp. PCL (Foreign).........................................   2,462,600      716,009
   Sansiri PCL (Foreign)..............................................  50,808,764    3,874,834
   SC Asset Corp. PCL (Foreign).......................................   4,425,000    2,123,213
   Siamgas & Petrochemicals PCL (Foreign).............................     114,900       52,941
   Somboon Advance Technology PCL (Foreign)...........................     469,200      447,283
   Sri Ayudhya Capital PCL (Foreign)..................................     233,300      152,716
   Sri Trang Agro Industry PCL (Foreign)..............................   7,551,700    3,479,493
  *Tata Steel (Thailand) PCL (Foreign)................................  37,981,100      953,450
  *Thai Airways International PCL (Foreign)...........................  14,502,611    9,170,701
   Thai Carbon Black PCL (Foreign)....................................     162,000      140,276
   Thai Oil PCL (Foreign).............................................  10,763,000   20,178,487
   Thai Rayon PCL (Foreign)...........................................     165,000      297,545
   Thai Stanley Electric PCL (Foreign)................................     193,800    1,274,757
   Thai Stanley Electric PCL (Foreign) NVDR...........................      43,100      283,499
   Thai Wacoal PCL (Foreign)..........................................      93,300      129,707
  *Thaicom PCL (Foreign)..............................................   7,742,600    3,690,467
   Thanachart Capital PCL (Foreign)...................................   8,860,700    9,080,317
   Thoresen Thai Agencies PCL (Foreign)...............................   5,001,900    2,415,916
   Ticon Industrial Connection PCL (Foreign)..........................   2,169,500      923,778
   Tisco Financial Group PCL (Foreign)................................   1,804,300    2,322,026
   TMB Bank PCL (Foreign)............................................. 209,038,700   10,229,412
   Total Access Communication PCL (Foreign) (B1XFLM7).................   1,045,780    2,734,715
  *Total Access Communication PCL (Foreign) (B231MK7).................   7,344,500   19,195,587
   TPI Polene PCL (Foreign)...........................................  11,710,224    4,465,290
  *Tycoons Worldwide Group PCL (Foreign)..............................   1,243,300      252,848
   Univentures PCL (Foreign)..........................................   1,261,800      114,673
   Vanachai Group PCL (Foreign).......................................   6,812,400      887,539
   Vinythai PCL (Foreign).............................................   6,428,117    3,717,564
                                                                                   ------------
TOTAL THAILAND........................................................              454,994,955
                                                                                   ------------
TURKEY -- (2.4%)
   Adana Cimento Sanayii T.A.S. Series A..............................     907,804    1,723,411
   Adana Cimento Sanayii T.A.S. Series C..............................     160,531       60,647
   Akcansa Cimento A.S................................................     282,728    1,210,285
  *Akenerji Elektrik Uretim A.S.......................................      84,732       99,687
   Aksa Akrilik Kimya Sanayii A.S.....................................   1,729,384    4,122,359
   Aksigorta A.S......................................................   1,246,074    1,287,921
   Alarko Holding A.S.................................................   1,314,057    2,876,291
  *Albaraka Turk Katilim Bankasi A.S..................................   2,768,991    1,800,962
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S................      57,977      966,197
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S...........................   4,326,842    2,403,023

                                     1546

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                            SHARES     VALUE++
                                                                            ------     -------
TURKEY -- (Continued)
  *Anadolu Cam Sanayii A.S.............................................  1,846,712 $ 2,443,403
   Arcelik A.S.........................................................  1,375,902   6,805,258
  *Asya Katilim Bankasi A.S............................................  9,625,868  10,333,977
   Ayen Enerji A.S.....................................................      3,015       2,999
   Aygaz A.S...........................................................  1,030,468   4,583,042
   Baticim Bati Anabolu Cimento Sanayii A.S............................    253,882     903,768
   Bolu Cimento Sanayii A.S............................................  1,056,634     758,081
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......................    130,205   2,038,450
   Cimsa Cimento Sanayi ve Ticaret A.S.................................    568,090   2,535,439
  *Deva Holding A.S....................................................    620,118     744,691
  *Dogan Gazetecilik A.S...............................................    572,836     510,821
  *Dogan Sirketler Grubu Holding A.S................................... 16,350,353   7,357,710
  *Dogan Yayin Holding A.S.............................................     32,763      12,559
   Dogus Otomotiv Servis ve Ticaret A.S................................  1,016,045   3,386,167
   Eczacibasi Yatirim Holding Ortakligi A.S............................    665,589   2,467,600
   EGE Seramik Sanayi ve Ticaret A.S...................................  1,115,748   1,063,663
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
   Ticaret A.S.........................................................  3,475,392   3,592,443
   Eregli Demir ve Celik Fabrikalari T.A.S............................. 17,225,650  18,842,532
   Gentas Genel Metal Sanayi ve Ticaret A.S............................    806,153     621,702
  *Global Yatirim Holding A.S..........................................  4,355,848   2,969,176
  *GSD Holding A.S.....................................................  4,585,286   1,883,889
  *Gunes Sigorta A.S...................................................    411,420     506,718
  *Hurriyet Gazetecilik ve Matbaacilik A.S.............................  3,447,484   1,666,139
  *Ihlas EV Aletleri A.S...............................................  2,765,346   1,090,451
  *Ihlas Holding A.S................................................... 14,129,873   8,465,857
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..........................  1,770,484   4,085,263
  *Is Finansal Kiralama A.S............................................  2,593,613   1,295,066
   Is Yatirim Menkul Degerler A.S......................................    418,858     401,419
  *Isiklar Yatirim Holding A.S.........................................  1,581,704     596,474
   Ittifak Holding A.S.................................................     92,228     268,337
  *Izmir Demir Celik Sanayi A.S........................................  1,697,029   3,951,525
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.........  3,504,754   2,845,778
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.........  1,815,352   2,218,618
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D......... 11,265,029   6,944,308
   KOC Holding A.S. Series B........................................... 10,709,969  41,551,869
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..    913,678   1,808,756
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......................  3,016,595   7,090,716
  *Marti Otel Isletmeleri A.S..........................................         --          --
  *Menderes Tekstil Sanayi ve Ticaret A.S..............................  4,409,749   1,760,421
  *Metro Ticari ve Mali Yatirimlar Holding A.S.........................  3,286,794   1,041,500
  *Net Turizm Ticaret ve Sanayi A.S....................................  3,401,777   1,228,000
   Netas Telekomunikasyon A.S..........................................        485      38,333
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...............    105,959     327,923
   Petkim Petrokimya Holding A.S.......................................  4,682,996   5,235,532
   Pinar Entegre Et ve Un Sanayi A.S...................................    308,374     921,922
   Pinar SUT Mamulleri Sanayii A.S.....................................    185,187   1,687,008
  *Polyester Sanayi A.S................................................  2,097,738   1,376,098
  *Raks Elektronik Sanayi ve Ticaret A.S...............................      5,859       2,579
  *Reysas Tasimacilik ve Lojistik Ticaret A.S..........................     43,575      20,816
  *Sabah Yayincilik A.S................................................     31,938      67,618
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..................  1,338,170   1,589,070
  *Sekerbank T.A.S.....................................................  6,866,750   4,726,564
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S............................  2,139,606   2,272,283
  *Soda Sanayii A.S....................................................    835,813   1,457,360
   Tekfen Holding A.S..................................................  1,738,155   6,657,887
  *Tekstil Bankasi A.S.................................................  1,467,149     594,059
  *Trakya Cam Sanayii A.S..............................................  4,092,963   4,793,988
   Turcas Petrol A.S...................................................  1,327,422   1,954,691
  *Turk Hava Yollari A.S............................................... 11,412,196  21,761,264
   Turkiye Is Bankasi A.S.............................................. 26,569,867  77,586,751
   Turkiye Sinai Kalkinma Bankasi A.S..................................  5,427,931   6,036,371

                                     1547

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                           SHARES         VALUE++
                                                                           ------         -------
TURKEY -- (Continued)
   Turkiye Sise ve Cam Fabrikalari A.S................................  6,563,869 $     9,120,596
   Turkiye Vakiflar Bankasi T.A.O..................................... 11,592,670      24,204,862
   Ulker Biskuvi Sanayi A.S...........................................  1,196,463       4,989,051
  *Uzel Makina Sanayii A.S............................................    275,043              --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S............................  1,059,433       1,446,897
  *Vestel Elektronik Sanayi ve Ticaret A.S............................  2,059,212       2,231,737
  *Yapi ve Kredi Bankasi A.S.......................................... 13,027,710      26,838,197
                                                                                  ---------------
TOTAL TURKEY..........................................................                387,164,825
                                                                                  ---------------
TOTAL COMMON STOCKS...................................................             14,576,868,372
                                                                                  ---------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.3%)
   Alpargatas SA......................................................    490,462       2,886,481
   Banco ABC Brasil SA................................................    776,812       3,987,928
   Banco Alfa de Investimento SA......................................     61,726         159,345
   Banco Daycoval SA..................................................    564,248       2,632,350
   Banco do Estado do Rio Grande do Sul SA Series B...................    959,471       7,608,532
   Banco Industrial e Comercial SA....................................  1,282,200       3,604,076
  *Banco Indusval SA..................................................        200             652
   Banco Panamericano SA..............................................  1,023,300       2,017,437
   Banco Pine SA......................................................    347,277       2,220,051
   Banco Sofisa SA....................................................    694,800       1,027,349
   Braskem SA Preferred Series A......................................  1,953,967      11,871,408
  #Braskem SA Sponsored ADR...........................................    625,703       7,602,291
  *Cia de Tecidos Norte de Minas - Coteminas SA.......................    901,775       1,223,372
   Cia Ferro Ligas da Bahia - Ferbasa.................................    867,034       4,903,828
   Eucatex SA Industria e Comercio SA.................................    144,288         457,677
   Financeira Alfa SA Credito Financiamento e Investimentos...........     36,400          70,519
   Forjas Taurus SA...................................................    981,690       1,264,719
   Gerdau SA..........................................................  4,348,672      39,471,647
  #Gerdau SA Sponsored ADR............................................  9,357,630      85,154,433
  *Inepar SA Industria e Construcoes..................................  1,371,408       1,432,175
   Klabin SA..........................................................  7,657,498      33,780,881
  *Mangels Industrial SA..............................................      3,600           6,026
   Marcopolo SA.......................................................  1,645,849       8,111,983
   Oi SA..............................................................    118,733         589,840
   Parana Banco SA....................................................    116,200         725,825
   Petroleo Brasileiro SA............................................. 12,506,758     119,013,167
  #Petroleo Brasileiro SA ADR......................................... 16,172,808     307,768,536
   Suzano Papel e Celulose SA.........................................  4,477,700       8,805,939
   Ultrapar Participacoes SA Sponsored ADR............................    123,659       2,894,857
  *Unipar Participacoes SA Preferred Series B.........................  8,925,036       1,088,844
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A.......... 11,752,415      42,325,211
  *Vale SA............................................................    239,144              --
   Whirlpool SA.......................................................     71,500         115,142
                                                                                  ---------------
TOTAL BRAZIL..........................................................                704,822,521
                                                                                  ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd...............................................    488,036          29,244
  *Trent, Ltd.........................................................      3,220          58,535
                                                                                  ---------------
TOTAL INDIA...........................................................                     87,779
                                                                                  ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad...................................................  4,653,003         378,513
                                                                                  ---------------
TOTAL PREFERRED STOCKS................................................                705,288,813
                                                                                  ---------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
  *Cencosud SA Rights 07/21/12........................................    275,571         108,779
                                                                                  ---------------

                                     1548

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                               SHARES         VALUE++
                                                                               ------         -------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants 05/09/17.......................         27,250 $         3,396
                                                                                      ---------------
SOUTH KOREA -- (0.0%)
  *Dongbu Corp. Rights 08/23/12.......................................         28,892              --
                                                                                      ---------------
THAILAND -- (0.0%)
  *G Steel PCL (Foreign) Rights 10/12/12..............................     26,601,400              --
                                                                                      ---------------
TURKEY -- (0.0%)
  *ArcelorMittal Warrants 09/21/12....................................        794,124              --
  *ArcelorMittal Warrants 12/04/12....................................        794,124              --
                                                                                      ---------------
TOTAL TURKEY..........................................................                             --
                                                                                      ---------------
TOTAL RIGHTS/WARRANTS.................................................                        112,175
                                                                                      ---------------
                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)           VALUE+
                                                                              -------         -------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@DFA Short Term Investment Fund....................................  1,045,000,000   1,045,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $575,930) to be repurchased at $564,640...... $          565         564,637
                                                                                      ---------------
TOTAL SECURITIES LENDING COLLATERAL...................................                  1,045,564,637
                                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $17,395,588,378)^^...........................................                $16,327,833,997
                                                                                      ===============

                                     1549

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ------------------------------------------------------
                                                                          LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                       -------------- --------------- ------- ---------------
Common Stocks
  Brazil.............................................................. $1,025,439,274 $       142,050   --    $ 1,025,581,324
  Chile...............................................................    254,316,648              --   --        254,316,648
  China...............................................................    208,310,441   2,054,209,405   --      2,262,519,846
  Czech Republic......................................................             --      44,806,713   --         44,806,713
  Hong Kong...........................................................             --         106,118   --            106,118
  Hungary.............................................................             --      79,661,175   --         79,661,175
  India...............................................................    151,614,374   1,046,833,159   --      1,198,447,533
  Indonesia...........................................................             --     526,992,030   --        526,992,030
  Israel..............................................................             --         808,296   --            808,296
  Malaysia............................................................             --     555,401,518   --        555,401,518
  Mexico..............................................................  1,049,365,696         798,563   --      1,050,164,259
  Philippines.........................................................             --     179,583,420   --        179,583,420
  Poland..............................................................             --     216,602,785   --        216,602,785
  Russia..............................................................      1,508,220     753,482,775   --        754,990,995
  South Africa........................................................    196,463,545   1,088,023,759   --      1,284,487,304
  South Korea.........................................................    323,553,185   1,981,257,278   --      2,304,810,463
  Taiwan..............................................................     27,783,490   1,967,644,675   --      1,995,428,165
  Thailand............................................................    442,578,466      12,416,489   --        454,994,955
  Turkey..............................................................             --     387,164,825   --        387,164,825
Preferred Stocks
  Brazil..............................................................    704,822,521              --   --        704,822,521
  India...............................................................             --          87,779   --             87,779
  Malaysia............................................................             --         378,513   --            378,513
Rights/Warrants
  Chile...............................................................        108,779              --   --            108,779
  Malaysia............................................................             --           3,396   --              3,396
  South Korea.........................................................             --              --   --                 --
  Thailand............................................................             --              --   --                 --
  Turkey..............................................................             --              --   --                 --
Securities Lending Collateral.........................................             --   1,045,564,637   --      1,045,564,637
                                                                       -------------- ---------------   --    ---------------
TOTAL................................................................. $4,385,864,639 $11,941,969,358   --    $16,327,833,997
                                                                       ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1550

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

                                     1551

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type and country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2012.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2012, the Fund had no outstanding futures contracts.

                                     1552

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was $17,409,470,823 for Dimensional Emerging Markets Value Fund.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     1553

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 25, 2012

By:  /s/ David R. Martin
     ------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 25, 2012